UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-05186

Exact name of registrant as specified in charter:	Advanced Series Trust

Address of principal executive offices:	655 Broad Street, 17th Floor,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
655 Broad Street, 17th Floor,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	973-367-7521

Date of fiscal year end:	12/31/2017

Date of reporting period:	9/30/2017

Item 1.  Schedule of Investments

AST AB GLOBAL BOND PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
LONG-TERM INVESTMENTS — 103.3%

ASSET-BACKED SECURITIES — 1.4%
Automobiles — 0.6%
CPS Auto Receivables Trust,
Series 2016-C, Class E, 144A
8.390%	09/15/23	500	$538,718
CPS Auto Trust,
Series 2016-D, Class E, 144A
6.860%	04/15/24	700	725,687
Exeter Automobile Receivables Trust,
Series 2017-1A, Class D, 144A
6.200%	11/15/23	5,500	5,645,459
Hertz Vehicle Financing II LP,
Series 2015-1A, Class A, 144A
2.730%	03/25/21	3,300	3,301,953

			10,211,817

Collateralized Loan Obligations — 0.4%
CIFC Funding Ltd. (Cayman Islands),
Series 2015-4A, Class D, 3 Month LIBOR + 5.500%, 144A
6.807%(c)	10/20/27	3,485	3,460,984
OZLM VIII Ltd. (Cayman Islands),
Series 2014-8A, Class D, 3 Month LIBOR + 4.950%, 144A
6.254%(c)	10/17/26	1,592	1,583,180
Voya CLO Ltd. (Cayman Islands),
Series 2016-1A, Class D, 3 Month LIBOR + 6.550%, 144A
7.857%(c)	01/20/27	1,400	1,415,640

			6,459,804

Consumer Loans — 0.4%
Sofi Consumer Loan Program LLC,
Series 2017-1, Class B, 144A
4.730%(cc)	01/26/26	4,295	4,473,127
Series 2017-2, Class A, 144A
3.280%	02/25/26	2,566	2,600,990

			7,074,117

TOTAL ASSET-BACKED SECURITIES (cost $23,211,448)			23,745,738

COMMERCIAL MORTGAGE-BACKED SECURITIES — 1.9%
225 Liberty Street Trust,
Series 2016-225L, Class E, 144A
4.803%(cc)	02/10/36	2,713	2,725,442
CGBAM Commercial Mortgage Trust,
Series 2016-IMC, Class C, 1 Month LIBOR + 3.950%, 144A
5.184%(c)	11/15/21	2,189	2,192,336
Citigroup Commercial Mortgage Trust,
Series 2015-SHP2, Class E, 1 Month LIBOR + 4.350%, 144A
5.585%(c)	07/15/27	1,185	1,192,264
Commercial Mortgage Trust,
Series 2013-CR6, Class A2
2.122%	03/10/46	258	258,526
Series 2013-CR6, Class D, 144A
4.264%(cc)	03/10/46	1,910	1,765,926
Series 2013-CR10, Class D, 144A
4.948%(cc)	08/10/46	2,020	1,785,949

Interest Rate	Maturity Date	Principal Amount (000)#	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
Series 2013-LC6, Class D, 144A
4.425%(cc)	01/10/46	3,975	$3,702,709
Series 2014-LC15, Class A2
2.840%	04/10/47	290	293,550
CSAIL Commercial Mortgage Trust,
Series 2015-C3, Class D
3.504%(cc)	08/15/48	1,272	964,979
CSMC Trust,
Series 2016-MFF, Class D, 1 Month LIBOR + 4.600%, 144A
5.827%(c)	11/15/33	1,311	1,321,734
GS Mortgage Securities Trust,
Series 2012-GC6, Class D, 144A
5.841%(cc)	01/10/45	524	507,372
Series 2013-G1, Class A1, 144A
2.059%	04/10/31	642	626,718
Series 2014-GC22, Class D, 144A
4.801%(cc)	06/10/47	600	503,602
JPMBB Commercial Mortgage Securities Trust,
Series 2015-C32, Class C
4.818%(cc)	11/15/48	1,790	1,779,324
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2006-LDP9, Class AM
5.372%	05/15/47	616	615,766
Series 2012-CBX, Class E, 144A
5.386%(cc)	06/15/45	1,144	1,149,575
Series 2015-SGP, Class A, 1 Month LIBOR + 1.700%, 144A
2.927%(c)	07/15/36	2,428	2,433,612
LB-UBS Commercial Mortgage Trust,
Series 2006-C6, Class AJ
5.452%(cc)	09/15/39	1,405	1,122,202
Morgan Stanley Capital I Trust,
Series 2015-XLF2, Class AFSD, 1 Month LIBOR + 3.660%, 144A
4.892%(c)	08/15/26	1,700	1,722,620
Series 2015-XLF2, Class SNMD, 1 Month LIBOR + 1.730%, 144A
2.969%(c)	11/15/26	1,450	1,307,303
Starwood Retail Property Trust,
Series 2014-STAR, Class A, 1 Month LIBOR + 1.220%, 144A
2.454%(c)	11/15/27	3,780	3,772,454
WFRBS Commercial Mortgage Trust,
Series 2014-C25, Class D, 144A
3.803%(cc)	11/15/47	2,155	1,619,861

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $33,628,227)			33,363,824

CORPORATE BONDS — 22.2%
Australia — 0.6%
Australia & New Zealand Banking Group Ltd.,
Covered Bonds, EMTN
3.625%	07/18/22	EUR 1,509	2,075,099
Commonwealth Bank of Australia,
Covered Bonds, EMTN
0.750%	11/04/21	EUR 2,814	3,416,324

A1

AST AB GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Australia (cont’d.)
3.000%	05/03/22	EUR 869	$1,159,939
National Capital Trust I,
Ltd. Gtd. Notes
5.620%	12/17/18	GBP 274	383,828
Westpac Banking Corp.,
Covered Bonds, EMTN
1.500%	03/24/21	EUR 2,689	3,344,406

			10,379,596

Bermuda — 0.0%
XLIT Ltd.,
Gtd. Notes
3.250%	06/29/47	EUR 721	836,167

Brazil — 0.9%
BRF GmbH,
Gtd. Notes
4.350%	09/29/26	200	196,499
Cosan Ltd.,
Sr. Unsec’d. Notes, 144A
5.950%	09/20/24	415	425,334
Gerdau Trade, Inc.,
Gtd. Notes, 144A
5.750%	01/30/21(a)	3,659	3,919,704
GTL Trade Finance, Inc.,
Gtd. Notes
5.893%	04/29/24	645	687,053
MARB BondCo PLC,
Gtd. Notes, 144A
7.000%	03/15/24	2,081	2,049,785
Minerva Luxembourg SA,
Gtd. Notes, 144A
6.500%	09/20/26	724	731,421
Odebrecht Finance Ltd.,
Gtd. Notes, 144A
7.125%	06/26/42	2,565	961,875
Petrobras Global Finance BV,
Gtd. Notes
6.125%	01/17/22	2,737	2,942,275
8.750%	05/23/26	1,635	1,964,044
Rumo Luxembourg Sarl,
Gtd. Notes, 144A
7.375%	02/09/24	1,543	1,670,298
Vale Overseas Ltd.,
Gtd. Notes
5.875%	06/10/21(a)	798	877,401

			16,425,689

Canada — 0.3%
Bell Canada, Inc.,
Gtd. Notes
3.350%	06/18/19	CAD 1,788	1,462,083
Leisureworld Senior Care LP,
Sr. Sec’d. Notes
3.474%	02/03/21	CAD 2,334	1,922,438

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Canada (cont’d.)
Yamana Gold, Inc.,
Gtd. Notes
4.950%	07/15/24(a)	995	$1,019,875

			4,404,396

China — 0.3%
State Grid Overseas Investment 2016 Ltd.,
Gtd. Notes, MTN, 144A
2.250%	05/04/20	4,300	4,289,409
Tencent Holdings Ltd.,
Sr. Unsec’d. Notes, MTN, 144A
3.375%	05/02/19	200	203,957

			4,493,366

France — 1.0%
BNP Paribas SA,
Gtd. Notes, MTN
5.000%	01/15/21	1,045	1,133,733
Sr. Unsec’d. Notes, MTN, 144A
3.800%	01/10/24	1,484	1,542,691
Sub. Notes, EMTN
2.250%	01/11/27	EUR 347	419,194
BPCE SA,
Sub. Notes, 144A
5.150%	07/21/24	1,447	1,559,884
Sub. Notes, MTN, 144A
5.700%	10/22/23	962	1,071,392
CNP Assurances,
Sub. Notes
4.500%	06/10/47	EUR 700	932,844
Credit Agricole Home Loan SFH SA,
Covered Bonds
3.500%	06/14/18	EUR 500	607,078
Credit Agricole SA,
Sr. Unsec’d. Notes, MTN, 144A
4.125%	01/10/27	1,875	1,959,748
Europcar Groupe SA,
Sec’d. Notes
5.750%	06/15/22	EUR 1,220	1,523,666
Groupama SA,
Sub. Notes
6.000%	01/23/27	EUR 1,800	2,624,737
Loxam SAS,
Sr. Sub. Notes
4.250%	04/15/24	EUR 474	599,567
7.000%	07/23/22	EUR 461	576,191
SFR Group SA,
Sr. Sec’d. Notes, 144A
7.375%	05/01/26	2,359	2,547,720

			17,098,445

Germany — 0.0%
Allianz SE,
Sub. Notes
3.099%	07/06/47	EUR 100	126,827

India — 0.2%
Adani Ports & Special Economic Zone Ltd.,
Sr. Unsec’d. Notes, 144A
3.950%	01/19/22	3,290	3,380,268

A2

AST AB GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Ireland — 0.2%
Bank of Ireland,
Jr. Sub. Notes
7.375%	12/29/49	EUR	2,265	$2,972,635

Israel — 0.4%
Teva Pharmaceutical Finance Netherlands II BV,
Gtd. Notes
1.250%	03/31/23	EUR	721	827,414
Teva Pharmaceutical Finance Netherlands III BV,
Gtd. Notes
2.800%	07/21/23(a)		2,199	2,097,389
3.150%	10/01/26(a)		3,906	3,600,146

				6,524,949

Italy — 0.8%
Assicurazioni Generali SpA,
Sub. Notes, EMTN
7.750%	12/12/42	EUR	1,700	2,512,721
Intesa Sanpaolo SpA,
Sr. Unsec’d. Notes, 144A
3.125%	07/14/22		4,215	4,225,402
Sub. Notes, EMTN
3.928%	09/15/26	EUR	385	489,866
Sub. Notes, MTN, 144A
5.017%	06/26/24		2,311	2,349,370
UniCredit SpA,
Sr. Unsec’d. Notes, MTN, 144A
3.750%	04/12/22		3,066	3,142,849
Wind Acquisition Finance SA,
Sr. Sec’d. Notes, 144A
4.750%	07/15/20		1,433	1,448,677

				14,168,885

Japan — 0.1%
Sumitomo Mitsui Banking Corp.,
Gtd. Notes
1.966%	01/11/19		2,513	2,515,556
Kazakhstan — 0.1%
KazMunayGas National Co. JSC,
Sr. Unsec’d. Notes
7.000%	05/05/20		750	817,499
Tengizchevroil Finance Co. International Ltd.,
Sr. Sec’d. Notes, 144A
4.000%	08/15/26		1,809	1,792,411

				2,609,910

Kuwait — 0.3%
Equate Petrochemical BV,
Gtd. Notes, 144A
3.000%	03/03/22		4,446	4,408,209

Mexico — 0.2%
Petroleos Mexicanos,
Gtd. Notes
4.875%	01/18/24		3,366	3,490,542

Netherlands — 0.5%
ABN AMRO Bank NV,
Jr. Sub. Notes
5.750%	12/29/49		EUR 400	508,824

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Netherlands (cont’d.)
Basell Finance Co. BV,
Gtd. Notes, 144A
8.100%	03/15/27	85	$112,831
Cooperatieve Rabobank UA,
Bank Gtd. Notes
4.375%	08/04/25	3,128	3,284,707
ING Bank NV,
Sr. Unsec’d. Notes, 144A
2.000%	11/26/18	3,990	3,992,180

			7,898,542

Norway — 0.1%
DNB Bank ASA,
Sr. Unsec’d. Notes, EMTN
4.375%	02/24/21	EUR 1,252	1,695,283

South Africa — 0.1%
Myriad International Holdings BV,
Gtd. Notes, 144A
4.850%	07/06/27	1,753	1,812,602

Spain — 0.6%
Banco de Sabadell SA,
Covered Bonds
0.875%	11/12/21	EUR 3,300	4,013,457
Banco Santander SA,
Sr. Unsec’d. Notes
3.500%	04/11/22	2,600	2,662,694
Cirsa Funding Luxembourg SA,
Gtd. Notes
5.875%	05/15/23	EUR 800	993,736
Telefonica Emisiones SAU,
Gtd. Notes
5.213%	03/08/47	1,931	2,125,133

			9,795,020

Switzerland — 1.2%
Credit Suisse Group Funding Guernsey Ltd.,
Gtd. Notes
3.750%	03/26/25	1,632	1,662,392
3.800%	06/09/23	2,288	2,368,430
Dufry Finance SCA,
Gtd. Notes, 144A
4.500%	08/01/23	EUR 1,249	1,570,292
Glencore Finance Europe SA,
Gtd. Notes, EMTN
1.750%	03/17/25	EUR 1,094	1,301,815
Glencore Funding LLC,
Gtd. Notes, 144A
4.000%	04/16/25	124	125,903
4.000%	03/27/27	1,190	1,197,205
4.125%	05/30/23	1,224	1,274,245
4.625%	04/29/24	2,036	2,156,633
Holcim Finance Luxembourg SA,
Gtd. Notes, EMTN
2.250%	05/26/28	EUR 3,805	4,743,114
UBS AG,
Sub. Notes
7.625%	08/17/22	2,505	2,952,769

A3

AST AB GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Switzerland (cont’d.)
UBS Group Funding Switzerland AG,
Gtd. Notes, 144A
4.125%	09/24/25	1,957	$2,058,585

			21,411,383

Turkey — 0.1%
Coca-Cola Icecek A/S,
Sr. Unsec’d. Notes, 144A
4.215%	09/19/24	943	954,296

United Arab Emirates — 0.0%
Abu Dhabi National Energy Co. PJSC,
Sr. Unsec’d. Notes, MTN, 144A
3.625%	06/22/21	354	361,079

United Kingdom — 3.7%
Anglo American Capital PLC,
Gtd. Notes, 144A
3.750%	04/10/22	200	205,120
Aviva PLC,
Sub. Notes, EMTN
3.375%	12/04/45	EUR 1,163	1,450,073
6.125%	07/05/43	EUR 3,920	5,640,704
Barclays Bank PLC,
Sub. Notes, EMTN
6.625%	03/30/22	EUR 875	1,274,713
Barclays PLC,
Jr. Sub. Notes
8.000%	12/15/49	EUR 2,910	3,863,528
Sr. Unsec’d. Notes
3.684%	01/10/23	3,050	3,127,999
Sub. Notes
5.200%	05/12/26	1,624	1,733,870
HSBC Bank PLC,
Sr. Unsec’d. Notes, EMTN, 144A^
18.750%(s)	11/02/17	EGP 33,175	1,847,744
HSBC Holdings PLC,
Jr. Sub. Notes
6.000%	12/29/49	EUR 1,566	2,086,828
Sr. Unsec’d. Notes
4.041%	03/13/28	2,164	2,259,384
Sub. Notes
4.375%	11/23/26	1,372	1,430,272
Lloyds Banking Group PLC,
Jr. Sub. Notes
6.375%	06/27/49	EUR 668	846,744
Sub. Notes
4.582%	12/10/25	2,292	2,408,350
4.650%	03/24/26	933	986,461
Nationwide Building Society,
Sub. Notes, 144A
4.000%	09/14/26	2,265	2,253,686
Sub. Notes, EMTN
4.125%	03/20/23	EUR 1,566	1,884,160
Reynolds American, Inc.,
Gtd. Notes
4.450%	06/12/25	2,478	2,656,017
5.850%	08/15/45	1,002	1,226,048

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United Kingdom (cont’d.)
Royal Bank of Scotland Group PLC,
Jr. Sub. Notes
8.625%	08/15/49	2,574	$2,853,923
Jr. Sub. Notes, 3 Month Euribor + 2.330%
2.001%(c)	10/29/49	EUR 200	227,855
Jr. Sub. Notes, 3 Month LIBOR + 2.320%
3.655%(c)	03/31/49(a)	1,500	1,436,250
Sub. Notes
6.125%	12/15/22	1,617	1,778,774
Santander UK Group Holdings PLC,
Sr. Unsec’d. Notes
2.875%	08/05/21	4,175	4,193,846
Sub. Notes, MTN, 144A
4.750%	09/15/25	1,701	1,776,865
Santander UK PLC,
Covered Bonds, EMTN
1.625%	11/26/20	EUR 2,653	3,302,203
4.250%	04/12/21	EUR 2,450	3,326,643
Sky Group Finance PLC,
Gtd. Notes
5.750%	10/20/17	GBP 1,681	2,257,361
Standard Chartered PLC,
Jr. Sub. Notes, 3 Month LIBOR + 1.510%, 144A
2.821%(c)	01/29/49	3,200	2,736,000
Sub. Notes
5.700%	01/25/22	782	852,869
Synlab Bondco PLC,
Sr. Sec’d. Notes, 144A
6.250%	07/01/22	EUR 1,250	1,573,809
Yorkshire Power Finance Ltd.,
Gtd. Notes
7.250%	08/04/28	GBP 564	1,089,271

			64,587,370

United States — 10.5%
21st Century Fox America, Inc.,
Gtd. Notes
3.000%	09/15/22	762	776,685
AbbVie, Inc.,
Sr. Unsec’d. Notes
1.375%	05/17/24	EUR 2,977	3,596,934
2.500%	05/14/20	206	208,468
ACE Capital Trust II,
Ltd. Gtd. Notes
9.700%	04/01/30	2,710	4,078,549
American Express Credit Corp.,
Sr. Unsec’d. Notes
0.625%	11/22/21	EUR 2,360	2,823,939
American Tower Corp.,
Sr. Unsec’d. Notes
5.050%	09/01/20	564	607,986
5.900%	11/01/21	1,135	1,273,412
Apache Corp.,
Sr. Unsec’d. Notes
6.900%	09/15/18	1,400	1,465,952
AT&T, Inc.,
Sr. Unsec’d. Notes
2.500%	03/15/23	EUR 1,249	1,604,279
3.000%	02/15/22	875	884,251

A4

AST AB GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
3.400%	08/14/24	2,590	$2,594,033
3.400%	05/15/25	2,282	2,250,967
3.600%	02/17/23	961	988,759
3.900%	08/14/27	1,135	1,137,209
4.125%	02/17/26	1,112	1,141,009
4.900%	08/14/37	2,590	2,617,573
Bank of America Corp.,
Sr. Unsec’d. Notes, MTN
3.824%	01/20/28	4,116	4,232,091
Sub. Notes, MTN
4.000%	01/22/25	1,277	1,321,428
Brixmor Operating Partnership LP,
Sr. Unsec’d. Notes
3.850%	02/01/25	495	495,332
Broadcom Corp./Broadcom Cayman Finance Ltd.,
Gtd. Notes, 144A
3.625%	01/15/24	828	850,668
3.875%	01/15/27	1,790	1,843,647
Carnival Corp.,
Gtd. Notes
1.625%	02/22/21	EUR 3,551	4,393,621
CenturyLink, Inc.,
Sr. Unsec’d. Notes
5.800%	03/15/22	1,458	1,453,189
6.450%	06/15/21	1,194	1,242,393
7.500%	04/01/24(a)	1,080	1,118,027
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes
3.579%	07/23/20	1,250	1,283,222
4.908%	07/23/25	3,920	4,190,542
Cheniere Energy Partners LP,
Sr. Sec’d. Notes, 144A
5.250%	10/01/25	2,234	2,284,265
CHS/Community Health Systems, Inc.,
Sr. Sec’d. Notes
5.125%	08/01/21(a)	905	893,688
6.250%	03/31/23	1,585	1,557,263
Citigroup Global Markets Holdings, Inc.,
Gtd. Notes, EMTN, 144A
16.595%(s)	03/08/18	EGP 44,407	2,335,728
CMS Energy Corp.,
Sr. Unsec’d. Notes
5.050%	03/15/22	985	1,085,703
Cox Communications, Inc.,
Sr. Unsec’d. Notes, 144A
2.950%	06/30/23	270	265,786
CSC Holdings LLC,
Gtd. Notes, 144A
6.625%	10/15/25	1,262	1,381,890
Dell International LLC/EMC Corp.,
Sr. Sec’d. Notes, 144A
5.450%	06/15/23	1,100	1,203,839
6.020%	06/15/26	420	466,431
Diamond Offshore Drilling, Inc.,
Sr. Unsec’d. Notes
4.875%	11/01/43	632	474,000

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
Discovery Communications LLC,
Gtd. Notes
4.875%	04/01/43	685	$667,585
Enbridge Energy Partners LP,
Sr. Unsec’d. Notes
4.375%	10/15/20	2,750	2,890,528
Energy Transfer LP,
Sr. Unsec’d. Notes
4.650%	06/01/21	1,002	1,064,949
4.900%	02/01/24	621	658,664
EnLink Midstream Partners LP,
Sr. Unsec’d. Notes
4.150%	06/01/25	3,253	3,279,250
Enterprise Products Operating LLC,
Gtd. Notes
4.900%	05/15/46	1,332	1,455,179
Expedia, Inc.,
Sr. Unsec’d. Notes, 144A
3.800%	02/15/28	2,446	2,424,400
Fidelity National Information Services, Inc.,
Sr. Unsec’d. Notes
0.400%	01/15/21	EUR 1,359	1,608,265
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
5.875%	08/02/21	3,869	4,303,513
General Electric Co.,
Jr. Sub. Notes
5.000%	12/29/49	1,003	1,060,873
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes
3.850%	01/26/27	660	674,299
Sr. Unsec’d. Notes, GMTN
7.500%	02/15/19	507	544,523
Sr. Unsec’d. Notes, MTN
6.000%	06/15/20	1,624	1,782,474
HCP, Inc.,
Sr. Unsec’d. Notes
5.375%	02/01/21	8	8,690
Healthcare Trust of America Holdings LP,
Gtd. Notes
3.375%	07/15/21	483	496,310
Herc Rentals, Inc.,
Sec’d. Notes, 144A
7.750%	06/01/24(a)	162	175,770
Hertz Corp. (The),
Gtd. Notes
6.750%	04/15/19(a)	446	444,885
Gtd. Notes, 144A
5.500%	10/15/24(a)	1,720	1,548,000
Hess Corp.,
Sr. Unsec’d. Notes
4.300%	04/01/27(a)	2,929	2,903,188
Hill-Rom Holdings, Inc.,
Gtd. Notes, 144A
5.750%	09/01/23	277	292,235
HP, Inc.,
Sr. Unsec’d. Notes
4.650%	12/09/21	1,757	1,893,245

A5

AST AB GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
HSBC Finance Corp.,
Sub. Notes
6.676%	01/15/21	344	$389,114
Humana, Inc.,
Sr. Unsec’d. Notes
7.200%	06/15/18	835	865,942
International Game Technology PLC,
Sr. Sec’d. Notes
4.750%	02/15/23	EUR 1,320	1,739,199
Sr. Sec’d. Notes, 144A
6.500%	02/15/25	616	692,230
JPMorgan Chase & Co.,
Sr. Unsec’d. Notes
3.782%	02/01/28	5,550	5,711,361
Kinder Morgan, Inc.,
Gtd. Notes, 144A
5.000%	02/15/21	2,478	2,658,575
KLA-Tencor Corp.,
Sr. Unsec’d. Notes
4.650%	11/01/24	2,812	3,046,278
Laboratory Corp. of America Holdings,
Sr. Unsec’d. Notes
3.200%	02/01/22	139	142,267
3.600%	02/01/25	1,059	1,080,018
Level 3 Financing, Inc.,
Gtd. Notes
5.375%	01/15/24	917	938,779
Liberty Mutual Finance Europe DAC,
Gtd. Notes, 144A
1.750%	03/27/24	EUR 875	1,062,321
LifePoint Health, Inc.,
Gtd. Notes
5.875%	12/01/23(a)	1,866	1,971,522
Lincoln National Corp.,
Sr. Unsec’d. Notes
8.750%	07/01/19	156	173,421
LKQ Italia Bondco SpA,
Gtd. Notes, 144A
3.875%	04/01/24	EUR 400	519,395
Mallinckrodt International Finance SA/Mallinckrodt CB LLC,
Gtd. Notes, 144A
4.875%	04/15/20	1,245	1,238,775
5.750%	08/01/22(a)	344	336,260
Massachusetts Mutual Life Insurance Co.,
Sub. Notes, 144A
8.875%	06/01/39	163	264,365
Monongahela Power Co.,
First Mortgage, 144A
4.100%	04/15/24	150	159,789
Morgan Stanley,
Sr. Unsec’d. Notes, GMTN
1.375%	10/27/26	EUR 5,870	6,818,718
Sr. Unsec’d. Notes, MTN
5.625%	09/23/19	2,546	2,719,394
Mosaic Co. (The),
Sr. Unsec’d. Notes
5.625%	11/15/43	1,116	1,139,233

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
Mylan NV,
Gtd. Notes
3.125%	11/22/28	EUR 415	$524,106
3.150%	06/15/21	2,424	2,466,476
Nabors Industries, Inc.,
Gtd. Notes
5.500%	01/15/23(a)	1,649	1,616,020
6.150%	02/15/18	265	269,108
Nationwide Mutual Insurance Co.,
Sub. Notes, 144A
9.375%	08/15/39	939	1,557,831
Navient Corp.,
Sr. Unsec’d. Notes
6.625%	07/26/21	2,490	2,664,300
Novelis Corp.,
Gtd. Notes, 144A
6.250%	08/15/24	1,096	1,142,799
Penske Truck Leasing Co. LP/PTL Finance Corp.,
Sr. Unsec’d. Notes, 144A
3.375%	02/01/22	3,193	3,278,476
Plains All American Pipeline LP/PAA Finance Corp.,
Sr. Unsec’d. Notes
3.600%	11/01/24	2,188	2,137,452
QEP Resources, Inc.,
Sr. Unsec’d. Notes
5.250%	05/01/23(a)	915	889,838
S&P Global, Inc.,
Gtd. Notes
4.400%	02/15/26	2,405	2,591,350
Santander Holdings USA, Inc.,
Sr. Unsec’d. Notes, 144A
4.400%	07/13/27(a)	4,243	4,338,412
Seagate HDD Cayman,
Gtd. Notes
4.750%	06/01/23	170	172,302
4.750%	01/01/25	805	783,645
Gtd. Notes, 144A
4.875%	03/01/24	820	808,162
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC,
Asset Backed, 144A
3.360%	03/20/23	2,397	2,432,955
TECO Finance, Inc.,
Gtd. Notes
5.150%	03/15/20	533	568,511
Tenet Healthcare Corp.,
Sr. Sec’d. Notes
4.375%	10/01/21	1,018	1,031,998
4.500%	04/01/21	1,495	1,524,452
Time Warner, Inc.,
Gtd. Notes
3.550%	06/01/24	1,383	1,406,893
Trans-Allegheny Interstate Line Co.,
Sr. Unsec’d. Notes, 144A
3.850%	06/01/25	1,190	1,244,279
Tyson Foods, Inc.,
Gtd. Notes
2.650%	08/15/19	495	500,900

A6

AST AB GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
U.S. Bancorp,
Jr. Sub. Notes
5.300%	12/31/49	1,761	$1,919,490
Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC,
Sr. Sec’d. Notes, 144A
6.000%	04/15/23	1,600	1,532,000
Valeant Pharmaceuticals International, Inc.,
Gtd. Notes, 144A
4.500%	05/15/23	EUR 1,070	1,078,094
5.875%	05/15/23	918	811,283
6.125%	04/15/25	566	495,958
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
2.625%	08/15/26(a)	4,707	4,420,227
3.500%	11/01/24	3,647	3,713,366
4.272%	01/15/36	247	242,654
VMware, Inc.,
Sr. Unsec’d. Notes
2.950%	08/21/22	1,370	1,378,182
Wells Fargo & Co.,
Sr. Unsec’d. Notes, EMTN
2.625%	08/16/22	EUR 315	410,204
Western Digital Corp.,
Sr. Sec’d. Notes, 144A
7.375%	04/01/23	2,265	2,481,308
Williams Partners LP,
Sr. Unsec’d. Notes
3.900%	01/15/25	1,192	1,216,515
4.125%	11/15/20	275	287,943
4.500%	11/15/23	368	391,697
Wyndham Worldwide Corp.,
Sr. Unsec’d. Notes
4.250%	03/01/22	123	124,511

			180,720,236

TOTAL CORPORATE BONDS (cost $368,511,637)			383,071,251

FOREIGN GOVERNMENT BONDS — 47.1%
Argentina POM Politica Monetaria (Argentina),
Bonds, Argentina Central Bank 7D Repo Reference Rate + 0.000%
26.250%(c)	06/21/20	ARS 9,000	542,313
Argentine Bonos del Tesoro (Argentina),
Bonds
15.500%	10/17/26	ARS 61,748	3,786,171
16.000%	10/17/23	ARS 123,211	7,342,870
Argentine Republic Government International Bond (Argentina),
Sr. Unsec’d. Notes
5.625%	01/26/22	2,369	2,487,450
Australia Government Bond (Australia),
Sr. Unsec’d. Notes
4.250%	04/21/26	AUD 14,067	12,283,086
Bahrain Government International Bond (Bahrain),
Sr. Unsec’d. Notes
7.000%	10/12/28	2,420	2,468,666
Brazil Notas do Tesouro Nacional (Brazil),
Notes
6.000%	08/15/50	BRL 7,678	8,295,306

Interest Rate	Maturity Date	Principal Amount (000)#	Value
FOREIGN GOVERNMENT BONDS (Continued)
10.000%	01/01/21	BRL 61,815	$20,202,441
Brazilian Government International Bond (Brazil),
Sr. Unsec’d. Notes
6.000%	04/07/26	470	521,700
Bundesobligation (Germany),
Bonds
0.196(s)	04/08/22	EUR 9,724	11,681,618
Bundesrepublik Deutschland (Germany),
Bonds
1.000%	08/15/24	EUR 528	667,394
2.500%	07/04/44	EUR 16,876	25,783,170
2.500%	08/15/46	EUR 5,567	8,567,906
Caisse Francaise de Financement Local (France),
Covered Bonds, EMTN
3.625%	02/26/18	EUR 360	432,357
Canada Housing Trust No. 1 (Canada),
Gov’t. Gtd. Notes, 144A
1.900%	09/15/26	CAD 10,760	8,190,622
2.250%	12/15/25	CAD 7,450	5,893,725
2.550%	03/15/25	CAD 6,430	5,209,498
3.350%	12/15/20	CAD 42,180	35,335,870
3.800%	06/15/21	CAD 56,790	48,469,599
Canadian Government Bond (Canada),
Bonds
1.000%	06/01/27	CAD 25,623	18,520,844
2.750%	12/01/48	CAD 3,777	3,193,536
Dominican Republic International Bond (Dominican Republic),
Sr. Unsec’d. Notes
7.500%	05/06/21	1,790	1,991,375
Sr. Unsec’d. Notes, 144A
5.950%	01/25/27	2,215	2,381,125
Egypt Government International Bond (Egypt),
Sr. Unsec’d. Notes, MTN, 144A
7.500%	01/31/27	2,525	2,747,387
France Government Bond OAT (France),
Bonds
3.500%	04/25/26	EUR 15,546	22,975,301
French Republic Government Bond OAT (France),
Bonds
2.500%	05/25/30	EUR 13,656	18,898,897
3.250%	05/25/45	EUR 920	1,447,165
Ireland Government Bond (Ireland),
Unsec’d. Notes
1.000%	05/15/26	EUR 9,798	11,827,000
Italy Buoni Poliennali del Tesoro (Italy),
Bonds
5.500%	11/01/22	EUR 17,210	24,972,155
Unsec’d. Notes, 144A
3.450%	03/01/48	EUR 3,851	4,630,576
Bonds
1.350%	04/15/22	EUR 19,100	23,204,164
Sr. Unsec’d. Notes
3.750%	05/01/21	EUR 19,285	25,555,007
Ivory Coast Government International Bond (Ivory Coast),
Sr. Unsec’d. Notes, 144A
5.125%	06/15/25	EUR 348	424,765
Japan Government Ten Year Bond (Japan),
Sr. Unsec’d. Notes
0.100%	06/20/27	JPY 1,931,700	17,234,489
0.100%	03/20/26	JPY 2,071,650	18,547,182

A7

AST AB GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
FOREIGN GOVERNMENT BONDS (Continued)
Japan Government Twenty Year Bond (Japan),
Sr. Unsec’d. Notes
0.500%	09/20/36	JPY	4,002,450	$35,363,482
1.400%	09/20/34	JPY	1,312,000	13,508,499
Japanese Government CPI Linked Bond (Japan),
Sr. Unsec’d. Notes
0.100%	03/10/26	JPY	4,455,065	41,214,185
Kingdom of Belgium Government Bond (Belgium),
Sr. Unsec’d. Notes, 144A
0.800%	06/22/27	EUR	7,629	9,067,348
Unsec’d. Notes, 144A
0.800%	06/22/25	EUR	7,360	8,974,285
2.600%	06/22/24	EUR	6,496	8,924,388
Mexican Bonos (Mexico),
Bonds
6.500%	06/10/21	MXN	370,408	20,214,595
8.000%	06/11/20	MXN	694,581	39,366,456
10.000%	12/05/24	MXN	402,103	26,145,495
Sr. Unsec’d. Notes
7.750%	11/13/42	MXN	47,659	2,772,518
New Zealand Government Bond (New Zealand),
Sr. Unsec’d. Notes
2.000%	09/20/25	NZD	5,580	4,317,833
5.500%	04/15/23	NZD	20,817	17,307,143
Poland Government Bond (Poland),
Bonds
5.750%	10/25/21	PLN	7,065	2,178,165
Province of Ontario (Canada),
Sr. Unsec’d. Notes
2.400%	06/02/26	CAD	340	265,226
Unsec’d. Notes
2.600%	06/02/25	CAD	789	629,853
2.600%	06/02/27	CAD	21,745	17,108,274
Province of Quebec (Canada),
Unsec’d. Notes
2.750%	09/01/25	CAD	1,243	1,002,419
2.750%	09/01/27	CAD	7,335	5,846,308
Provincia de Buenos Aires (Argentina),
Sr. Unsec’d. Notes
9.125%	03/16/24		417	479,549
Sr. Unsec’d. Notes, 144A
5.750%	06/15/19		1,961	2,029,635
Provincia de Cordoba (Argentina),
Sr. Unsec’d. Notes, 144A
7.125%	06/10/21		780	837,041
Qatar Government International Bond (Qatar),
Sr. Unsec’d. Notes
5.250%	01/20/20		100	106,034
Republic of Angola Via Northern Lights III BV (Angola),
Sr. Sec’d. Notes
7.000%	08/17/19		1,348	1,389,326
Russian Federal Bond (Russia),
Bonds
6.400%	05/27/20	RUB	585,168	9,908,004
South Africa Government Bond (South Africa),
Bonds
7.000%	02/28/31	ZAR	54,910	3,378,640
7.750%	02/28/23	ZAR	43,175	3,168,585
8.750%	02/28/48	ZAR	216,416	14,456,158

Interest Rate	Maturity Date	Principal Amount (000)#		Value
FOREIGN GOVERNMENT BONDS (Continued)
Spain Government Bond (Spain),
Sr. Unsec’d. Notes, 144A
2.900%	10/31/46	EUR	7,753	$9,254,091
4.700%	07/30/41	EUR	698	1,127,072
4.850%	10/31/20	EUR	3,875	5,271,562
Sweden Government Bond (Sweden),
Bonds
3.500%	06/01/22	SEK	83,995	11,999,728
Turkey Government Bond (Turkey),
Bonds
11.000%	02/24/27	TRY	48,519	13,869,711
United Kingdom Gilt (United Kingdom),
Bonds
1.500%	07/22/26	GBP	14,412	19,702,149
2.000%	09/07/25	GBP	3,455	4,931,710
4.250%	06/07/32	GBP	1,440	2,576,011
4.250%	12/07/40	GBP	1,814	3,488,864
4.750%	12/07/30	GBP	7,395	13,645,438
Unsec’d. Notes
3.250%	01/22/44	GBP	1,876	3,184,351
Bonds
1.750%	09/07/22	GBP	2,955	4,145,442
2.250%	09/07/23	GBP	11,320	16,341,835
4.500%	12/07/42	GBP	1,599	3,240,793
Uruguay Government International Bond (Uruguay),
Sr. Unsec’d. Notes, 144A
8.500%	03/15/28	UYU	47,242	1,681,457
9.875%	06/20/22	UYU	29,252	1,089,631

TOTAL FOREIGN GOVERNMENT BONDS (cost $791,986,020)				812,222,019

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 4.7%
Alternative Loan Trust,
Series 2005-64CB, Class 1A15
5.500%	12/25/35		1,051	1,032,054
Series 2006-11CB, Class 1A1
6.000%	05/25/36		1,206	990,143
Series 2006-25CB, Class A2
6.000%	10/25/36		1,066	939,894
Bellemeade Re II Ltd. (Bermuda),
Series 2016-1A, Class M2A, 1 Month LIBOR + 4.500%, 144A
5.737%(c)	04/25/26		20	19,952
Series 2016-1A, Class M2B, 1 Month LIBOR + 6.500%, 144A
7.737%(c)	04/25/26		6,032	6,202,542
Fannie Mae Connecticut Avenue Securities,
Series 2014-C02, Class 1M1, 1 Month LIBOR + 0.950%
2.187%(c)	05/25/24		341	341,859
Series 2014-C04, Class 2M2, 1 Month LIBOR + 5.000%
6.237%(c)	11/25/24		4,110	4,611,436
Series 2015-C01, Class 1M2, 1 Month LIBOR + 4.300%
5.537%(c)	02/25/25		2,928	3,136,289
Series 2015-C01, Class 2M2, 1 Month LIBOR + 4.550%
5.787%(c)	02/25/25		2,403	2,564,752
Series 2015-C02, Class 1M2, 1 Month LIBOR + 4.000%
5.237%(c)	05/25/25		2,035	2,169,017
Series 2015-C02, Class 2M2, 1 Month LIBOR + 4.000%

A8

AST AB GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
5.237%(c)	05/25/25	4,004	$4,229,851
Series 2015-C03, Class 1M2, 1 Month LIBOR + 5.000%
6.237%(c)	07/25/25	1,462	1,616,042
Series 2015-C03, Class 2M2, 1 Month LIBOR + 5.000%
6.237%(c)	07/25/25	6,481	7,086,113
Series 2015-C04, Class 2M1, 1 Month LIBOR + 1.700%
2.937%(c)	04/25/28	98	98,273
Series 2015-C04, Class 2M2, 1 Month LIBOR + 5.550%
6.787%(c)	04/25/28	2,400	2,659,300
Series 2016-C01, Class 1M2, 1 Month LIBOR + 6.750%
7.987%(c)	08/25/28	2,892	3,414,071
Series 2016-C01, Class 2M2, 1 Month LIBOR + 6.950%
8.187%(c)	08/25/28	818	968,849
Series 2016-C02, Class 1M2, 1 Month LIBOR + 6.000%
7.237%(c)	09/25/28	2,647	3,066,352
Series 2016-C03, Class 1M2, 1 Month LIBOR + 5.300%
6.537%(c)	10/25/28	432	496,227
Series 2016-C03, Class 2M2, 1 Month LIBOR + 5.900%
7.137%(c)	10/25/28	2,731	3,128,657
Series 2016-C04, Class 1M2, 1 Month LIBOR + 4.250%
5.487%(c)	01/25/29	1,227	1,345,029
Series 2016-C05, Class 2M2, 1 Month LIBOR + 4.450%
5.687%(c)	01/25/29	3,299	3,614,687
Series 2016-C07, Class 2M2, 1 Month LIBOR + 4.350%
5.587%(c)	05/25/29	1,043	1,133,814
Series 2017-C02, Class 2M2, 1 Month LIBOR + 3.650%
4.887%(c)	09/25/29	1,284	1,358,887
Freddie Mac Structured Agency Credit Risk Debt Notes,
Series 2014-HQ2, Class M1, 1 Month LIBOR + 1.450%
2.687%(c)	09/25/24	44	44,330
Series 2015-DN1, Class M3, 1 Month LIBOR + 4.150%
5.387%(c)	01/25/25	7,055	7,582,006
Series 2015-DNA2, Class M2, 1 Month LIBOR + 2.600%
3.837%(c)	12/25/27	1,070	1,092,524
Series 2015-DNA3, Class M3, 1 Month LIBOR + 4.700%
5.937%(c)	04/25/28	684	786,564
Series 2015-HQ1, Class M2, 1 Month LIBOR + 2.200%
3.437%(c)	03/25/25	1,117	1,126,538
Series 2015-HQA1, Class M2, 1 Month LIBOR + 2.650%
3.887%(c)	03/25/28	1,616	1,651,344
Series 2015-HQA2, Class M2, 1 Month LIBOR + 2.800%
4.037%(c)	05/25/28	2,133	2,203,587
Series 2015-HQA2, Class M3, 1 Month LIBOR + 4.800%
6.037%(c)	05/25/28	498	569,874
Series 2016-DNA1, Class M2, 1 Month LIBOR + 2.900%
4.137%(c)	07/25/28	1,141	1,178,987
Series 2016-DNA2, Class M3, 1 Month LIBOR + 4.650%
5.887%(c)	10/25/28	1,114	1,248,919
Series 2016-DNA3, Class M2, 1 Month LIBOR + 2.000%
3.237%(c)	12/25/28	713	728,028
Series 2016-DNA4, Class M2, 1 Month LIBOR + 1.300%
2.537%(c)	03/25/29	634	641,954
Series 2016-HQA1, Class M3, 1 Month LIBOR + 6.350%
7.587%(c)	09/25/28	1,182	1,426,038
Series 2017-DNA2, Class M2, 1 Month LIBOR + 3.450%
4.687%(c)	10/25/29	1,969	2,082,051

Interest Rate	Maturity Date	Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
JPMorgan Madison Avenue Securities Trust Series,
Series 2014-CH1, Class M2, 1 Month LIBOR + 4.250%, 144A
5.487%(c)	11/25/24	1,131	$1,233,351
Series 2015-CH1, Class M1, 1 Month LIBOR + 2.000%, 144A
3.237%(c)	10/25/25	628	634,328

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $76,929,513)			80,454,513

U.S. GOVERNMENT AGENCY OBLIGATIONS — 4.6%
Federal National Mortgage Assoc.
3.500%	TBA(tt)	16,640	17,154,149
4.000%	TBA(tt)	34,463	36,285,769
4.500%	TBA(tt)	23,700	25,440,469

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $79,137,280)			78,880,387

U.S. TREASURY OBLIGATIONS — 21.4%
U.S. Treasury Bonds
3.000%	11/15/45	25,274	25,997,666
5.375%	02/15/31	12,982	17,397,908
U.S. Treasury Inflation Indexed Bonds, TIPS
0.125%	04/15/19	31,398	32,923,894
0.125%	04/15/20	8,195	8,608,582
0.250%	01/15/25	24,952	25,533,070
0.375%	07/15/25	16,422	16,954,016
U.S. Treasury Notes
1.125%	12/31/19(h)	65,764	65,201,409
1.250%	03/31/21	9,020	8,873,777
1.375%	04/30/20	59,803	59,503,985
1.625%	05/15/26	19,950	18,922,887
2.000%	08/31/21(h)	7,077	7,133,395
2.000%	02/15/23	17,684	17,693,671
2.000%	11/15/26	1,594	1,553,341
2.250%	02/15/27	4,150	4,124,873
2.375%	08/15/24	14,472	14,676,078
2.500%	05/15/24	36,567	37,401,185
2.625%	08/15/20	7,090	7,291,345

TOTAL U.S. TREASURY OBLIGATIONS (cost $370,997,426)			369,791,082

TOTAL LONG-TERM INVESTMENTS (cost $1,744,401,551)			1,781,528,814

		Shares
SHORT-TERM INVESTMENTS — 2.5%

AFFILIATED MUTUAL FUNDS — 2.4%
Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund(w)		18,126,816	18,126,816

A9

AST AB GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

	Shares	Value
AFFILIATED MUTUAL FUNDS (Continued)
Prudential Investment Portfolios 2 - Prudential Institutional Money Market Fund (cost $23,582,898; includes $23,553,639 of cash collateral for securities on loan)(b)(w)	23,580,540	$23,582,898

TOTAL AFFILIATED MUTUAL FUNDS (cost $41,709,714)		41,709,714

OPTIONS PURCHASED* — 0.1% (cost $477,611)		419,381

TOTAL SHORT-TERM INVESTMENTS (cost $42,187,325)		42,129,095

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN —105.8% (cost $1,786,588,876)		1,823,657,909

OPTIONS WRITTEN* — (0.2)% (premiums received $3,012,715)		(2,430,881)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN — 105.6% (cost $1,783,576,161)		1,821,227,028
Liabilities in excess of other assets(z) — (5.6)%		(96,967,454)

NET ASSETS — 100.0%		$1,724,259,574

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
^	Indicates a Level 3 security. The aggregate value of Level 3 securities is $1,847,744 and 0.1% of net assets.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $22,857,943; cash collateral of $23,553,639 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at September 30, 2017.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of September 30, 2017. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(h)	Represents security, or a portion thereof, segregated as collateral for OTC derivatives.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(tt)	All or partial principal amount represents “TBA” mortgage dollar rolls. The aggregate mortgage dollar roll principal amount of $74,803,000 is 4.3% of net assets.
(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as the manager of the Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund and Prudential Institutional Money Market Fund.
(z)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

OTC Traded Options - Purchased:

Description	Call/ Put	Counterparty	Expiration Date	Strike Price	Contracts	Notional Amount (000)#		Value
Currency Option SEK vs EUR	Call	JPMorgan Chase	03/28/18	9.45	—	SEK	276,649	$321,697
Currency Option MXN vs USD	Call	Credit Suisse First Boston Corp.	08/02/18	17.50	—	MXN	151,375	97,684

								$419,381

OTC Traded Options - Written:
Description	Call/ Put	Counterparty	Expiration Date	Strike Price	Contracts	Notional Amount (000)#		Value
Currency Option CAD vs NZD	Call	JPMorgan Chase	10/24/17	0.88	—	CAD	10,443	$(20,175)
Currency Option KRW vs JPY	Call	JPMorgan Chase	10/11/17	9.83	—	KRW	9,430,504	(837)
Currency Option CAD vs AUD	Put	Credit Suisse First Boston Corp.	10/25/17	1.03	—	CAD	6,747	(404)
Currency Option CAD vs NZD	Put	JPMorgan Chase	10/13/17	0.96	—	CAD	11,185	(15)
Currency Option CHF vs AUD	Put	Deutsche Bank AG	12/15/17	0.76	—	CHF	8,588	(120,194)
Currency Option JPY vs AUD	Put	JPMorgan Chase	11/01/17	84.80	—	JPY	973,080	(347,718)
Currency Option MXN vs CAD	Put	Goldman Sachs & Co.	11/06/17	15.00	—	MXN	163,875	(42,102)
Currency Option MXN vs USD	Put	JPMorgan Chase	07/19/18	20.00	—	MXN	87,000	(132,315)
Currency Option MXN vs USD	Put	Credit Suisse First Boston Corp.	07/19/18	21.50	—	MXN	93,740	(74,085)

A10

AST AB GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Description	Call/ Put	Counterparty	Expiration Date	Strike Price	Contracts	Notional Amount (000)#		Value
Currency Option MXN vs USD	Put	Credit Suisse First Boston Corp.	08/02/18	22.00	—	MXN	190,300	$(138,695)
Currency Option MXN vs USD	Put	Goldman Sachs & Co.	08/14/18	22.00	—	MXN	96,140	(76,640)
Currency Option MXN vs USD	Put	Citigroup Global Markets	11/09/17	21.07	—	MXN	179,095	(1,725)
Currency Option NOK vs AUD	Put	Deutsche Bank AG	12/21/17	6.70	—	NOK	38,190	(4,371)
Currency Option NOK vs CAD	Put	Bank of America	10/09/17	6.67	—	NOK	73,037	(224)
Currency Option NOK vs CAD	Put	Deutsche Bank AG	11/27/17	6.43	—	NOK	70,205	(83,616)
Currency Option NOK vs CHF	Put	Deutsche Bank AG	04/26/18	8.46	—	NOK	70,853	(157,555)
Currency Option NOK vs EUR	Put	Goldman Sachs & Co.	11/08/17	9.59	—	NOK	70,929	(31,081)
Currency Option NZD vs AUD	Put	JPMorgan Chase	11/28/17	1.12	—	NZD	12,342	(16,956)
Currency Option NZD vs AUD	Put	Citigroup Global Markets	12/11/17	1.14	—	NZD	12,381	(10,592)
Currency Option PLN vs EUR	Put	Goldman Sachs & Co.	10/25/27	4.38	—	PLN	65,138	(33,012)
Currency Option RUB vs USD	Put	Deutsche Bank AG	11/09/17	65.00	—	RUB	276,250	(2,903)
Currency Option RUB vs USD	Put	JPMorgan Chase	11/09/17	65.00	—	RUB	276,250	(2,903)
Currency Option RUB vs USD	Put	JPMorgan Chase	12/08/17	61.50	—	RUB	270,600	(30,836)
Currency Option RUB vs USD	Put	Credit Suisse First Boston Corp.	02/19/18	65.85	—	RUB	288,093	(37,158)
Currency Option SEK vs CHF	Put	Deutsche Bank AG	11/28/17	8.64	—	SEK	72,186	(35,703)
Currency Option SEK vs CHF	Put	JPMorgan Chase	11/29/17	8.57	—	SEK	71,534	(53,729)
Currency Option SEK vs EUR	Put	Morgan Stanley	10/17/17	9.73	—	SEK	71,986	(16,213)
Currency Option SEK vs EUR	Put	Goldman Sachs & Co.	10/23/17	9.80	—	SEK	71,540	(11,204)
Currency Option SEK vs EUR	Put	Bank of America	11/16/17	9.65	—	SEK	71,940	(67,365)
Currency Option SEK vs EUR	Put	Goldman Sachs & Co.	12/07/17	9.75	—	SEK	71,666	(48,694)
Currency Option SEK vs EUR	Put	JPMorgan Chase	03/28/18	9.85	—	SEK	288,359	(299,115)
Currency Option SEK vs USD	Put	JPMorgan Chase	11/16/17	9.06	—	SEK	154,541	(921)
Currency Option TRY vs USD	Put	Goldman Sachs & Co.	10/17/17	3.79	—	TRY	16,096	(2,989)
Currency Option TRY vs USD	Put	JPMorgan Chase	12/20/17	4.30	—	TRY	18,060	(5,755)
Currency Option TRY vs USD	Put	JPMorgan Chase	03/07/18	3.84	—	TRY	33,652	(211,627)
Currency Option TRY vs USD	Put	Citigroup Global Markets	03/12/18	3.86	—	TRY	16,888	(102,410)
Currency Option TRY vs USD	Put	JPMorgan Chase	03/19/18	3.93	—	TRY	17,096	(89,083)
Currency Option TRY vs USD	Put	Morgan Stanley	07/13/18	4.37	—	TRY	18,564	(88,911)
Currency Option ZAR vs USD	Put	JPMorgan Chase	10/31/17	14.04	—	ZAR	60,723	(31,050)

								$(2,430,881)

Futures contracts outstanding at September 30, 2017:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
18	10 Year Japanese Bonds	Dec. 2017	$24,163,430	$24,050,655	$(112,775)
154	10 Year U.S. Treasury Notes	Dec. 2017	19,502,656	19,298,125	(204,531)
40	20 Year U.S. Treasury Bonds	Dec. 2017	6,174,375	6,112,500	(61,875)
114	30 Year U.S. Ultra Treasury Bonds	Dec. 2017	19,042,391	18,824,250	(218,141)

					(597,322)

A11

AST AB GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Futures contracts outstanding at September 30, 2017 (continued):

Number of Contracts	Type	Expiration Date	Value at Trade Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Short Positions:
83	5 Year Euro-Bobl	Dec. 2017	$12,924,205	$12,868,384	$55,821
292	5 Year U.S. Treasury Notes	Dec. 2017	34,511,891	34,310,000	201,891
49	10 Year Canadian Government Bonds	Dec. 2017	5,416,686	5,313,324	103,362
417	10 Year U.S. Ultra Treasury Notes	Dec. 2017	56,679,422	56,014,828	664,594
2	30 Year Euro Buxl	Dec. 2017	394,752	385,912	8,840
79	Euro-OAT	Dec. 2017	14,583,394	14,485,356	98,038

					1,132,546

					$535,224

Cash and foreign currency of $885,058 has been segregated with Morgan Stanley to cover requirements for open futures contracts at September 30, 2017.

Forward foreign currency exchange contracts outstanding at September 30, 2017:

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts:
Brazilian Real,
Expiring 10/03/17	Citigroup Global Markets	BRL	29,884	$9,433,068	$9,430,121	$ (2,947)
Expiring 10/03/17	Credit Suisse First Boston Corp.	BRL	69,043	21,793,768	21,786,960	(6,808)
Expiring 10/03/17	Goldman Sachs & Co.	BRL	54,605	17,100,000	17,231,178	131,178
Expiring 10/03/17	Standard Chartered PLC	BRL	44,321	13,889,435	13,985,903	96,468
British Pound,
Expiring 12/01/17	Morgan Stanley	GBP	17,725	24,113,499	23,797,012	(316,487)
Canadian Dollar,
Expiring 11/10/17	Bank of New York Mellon	CAD	368	298,204	295,099	(3,105)
Expiring 11/10/17	Royal Bank of Scotland Group PLC	CAD	12,302	10,063,247	9,862,139	(201,108)
Euro,
Expiring 10/04/17	Australia and New Zealand Banking Group	EUR	2,044	2,436,845	2,415,891	(20,954)
Expiring 10/04/17	Bank of New York Mellon	EUR	5,679	6,683,605	6,714,149	30,544
Expiring 10/04/17	Bank of New York Mellon	EUR	847	1,002,030	1,000,966	(1,064)
Expiring 10/04/17	Goldman Sachs & Co.	EUR	1,904	2,280,032	2,251,445	(28,587)
Expiring 10/04/17	Goldman Sachs & Co.	EUR	1,438	1,709,779	1,699,677	(10,102)
Expiring 10/04/17	Hong Kong & Shanghai Bank	EUR	1,271	1,507,546	1,502,923	(4,623)
Expiring 10/04/17	JPMorgan Chase	EUR	3,689	4,392,639	4,360,942	(31,697)
Expiring 10/04/17	Standard Chartered PLC	EUR	2,393	2,839,109	2,828,426	(10,683)
Japanese Yen,
Expiring 12/05/17	Bank of New York Mellon	JPY	17,128	152,999	152,710	(289)
Mexican Peso,
Expiring 10/06/17	Bank of New York Mellon	MXN	1,062	59,401	58,258	(1,143)
Expiring 10/06/17	Credit Suisse First Boston Corp.	MXN	156,346	8,811,686	8,575,546	(236,140)
Expiring 07/23/18	Credit Suisse First Boston Corp.	MXN	16,768	900,450	880,185	(20,265)
Expiring 08/06/18	Credit Suisse First Boston Corp.	MXN	71,436	3,771,400	3,742,170	(29,230)
New Taiwanese Dollar,
Expiring 11/22/17	Citigroup Global Markets	TWD	393,295	13,098,484	13,004,500	(93,984)
Expiring 11/22/17	Standard Chartered PLC	TWD	393,295	13,102,739	13,004,500	(98,239)
Russian Ruble,
Expiring 11/22/17	Citigroup Global Markets	RUB	478,157	8,273,602	8,227,944	(45,658)
Expiring 12/11/17	Bank of America	RUB	42,608	730,400	730,604	204
South African Rand,
Expiring 11/02/17	Deutsche Bank AG	ZAR	11,938	877,975	876,782	(1,193)
South Korean Won,
Expiring 10/10/17	JPMorgan Chase	KRW	5,156,346	4,628,614	4,502,631	(125,983)
Swedish Krona,
Expiring 11/20/17	Credit Suisse First Boston Corp.	SEK	32,639	3,751,000	4,019,015	268,015

A12

AST AB GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Forward foreign currency exchange contracts outstanding at September 30, 2017 (continued):

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts (cont’d.):
Turkish Lira,
Expiring 10/17/17	Goldman Sachs & Co.	TRY	3,866	$1,103,475	$1,079,030	$(24,445)
Expiring 10/17/17	JPMorgan Chase	TRY	36,209	10,407,593	10,107,244	(300,349)
Expiring 10/18/17	Credit Suisse First Boston Corp.	TRY	2,692	743,750	751,298	7,548
Expiring 12/21/17	JPMorgan Chase	TRY	3,114	798,000	852,829	54,829
Expiring 03/08/18	JPMorgan Chase	TRY	5,388	1,500,525	1,444,906	(55,619)
Expiring 03/13/18	Credit Suisse First Boston Corp.	TRY	2,761	765,625	739,444	(26,181)
Expiring 03/20/18	JPMorgan Chase	TRY	2,761	752,550	738,106	(14,444)

				$193,773,074	$192,650,533	(1,122,541)

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts:
Australian Dollar,
Expiring 11/30/17	Goldman Sachs & Co.	AUD	55,495	$44,225,981	$43,496,953	$729,028
Brazilian Real,
Expiring 10/03/17	Citigroup Global Markets	BRL	29,884	9,288,233	9,430,122	(141,889)
Expiring 10/03/17	Credit Suisse First Boston Corp.	BRL	69,043	21,679,826	21,786,960	(107,134)
Expiring 10/03/17	Goldman Sachs & Co.	BRL	54,605	17,236,562	17,231,177	5,385
Expiring 10/03/17	Standard Chartered PLC	BRL	44,321	13,990,274	13,985,903	4,371
Expiring 11/03/17	Standard Chartered PLC	BRL	44,321	13,832,864	13,923,944	(91,080)
British Pound,
Expiring 12/01/17	BNP Paribas	GBP	73,494	99,579,388	98,671,527	907,861
Canadian Dollar,
Expiring 11/10/17	JPMorgan Chase	CAD	221,623	176,851,437	177,666,871	(815,434)
Chinese Renminbi,
Expiring 11/28/17	Australia and New Zealand Banking Group	CNH	142,527	21,648,230	21,367,145	281,085
Euro,
Expiring 10/04/17	Bank of New York Mellon	EUR	1,276	1,506,719	1,508,778	(2,059)
Expiring 10/04/17	Bank of New York Mellon	EUR	938	1,105,554	1,109,421	(3,867)
Expiring 10/04/17	Bank of New York Mellon	EUR	761	896,801	899,814	(3,013)
Expiring 10/04/17	Barclays Capital Group	EUR	228,222	261,988,023	269,808,105	(7,820,082)
Expiring 10/04/17	Citigroup Global Markets	EUR	9,800	11,228,246	11,585,739	(357,493)
Expiring 10/04/17	Deutsche Bank AG	EUR	3,635	4,283,069	4,297,224	(14,155)
Expiring 12/15/17	Bank of New York Mellon	EUR	746	882,918	885,627	(2,709)
Japanese Yen,
Expiring 12/05/17	Goldman Sachs & Co.	JPY	15,051,976	135,547,583	134,197,968	1,349,615
Mexican Peso,
Expiring 10/06/17	Bank of America	MXN	1,324,811	73,838,546	72,665,445	1,173,101
Expiring 10/06/17	Bank of New York Mellon	MXN	1,062	58,966	58,250	716
Expiring 10/06/17	Goldman Sachs & Co.	MXN	39,529	2,218,997	2,168,164	50,833
Expiring 07/23/18	JPMorgan Chase	MXN	16,768	900,450	880,184	20,266
Expiring 08/06/18	Credit Suisse First Boston Corp.	MXN	71,436	3,771,400	3,742,167	29,233
New Taiwanese Dollar,
Expiring 11/22/17	Goldman Sachs & Co.	TWD	784,339	25,898,599	25,934,566	(35,967)
New Zealand Dollar,
Expiring 11/30/17	Goldman Sachs & Co.	NZD	30,393	22,033,217	21,925,247	107,970
Polish Zloty,
Expiring 10/20/17	Hong Kong & Shanghai Bank	PLN	3,527	972,140	966,630	5,510
Russian Ruble,
Expiring 11/22/17	Citigroup Global Markets	RUB	67,679	1,172,982	1,164,599	8,383
Expiring 12/11/17	JPMorgan Chase	RUB	42,608	730,400	730,604	(204)
South African Rand,
Expiring 11/02/17	JPMorgan Chase	ZAR	11,938	877,975	876,779	1,196
Expiring 12/07/17	JPMorgan Chase	ZAR	257,659	19,217,499	18,816,785	400,714

A13

AST AB GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Forward foreign currency exchange contracts outstanding at September 30, 2017 (continued):

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts (cont’d.):
South Korean Won,
Expiring 10/10/17	JPMorgan Chase	KRW	5,156,346	$4,500,607	$4,502,631	$ (2,024)
Expiring 10/26/17	Bank of America	KRW	38,584,017	34,420,819	33,699,450	721,369
Swedish Krona,
Expiring 11/20/17	JPMorgan Chase	SEK	32,639	3,751,000	4,019,023	(268,023)
Expiring 12/13/17	Citigroup Global Markets	SEK	27,856	3,487,229	3,435,481	51,748
Expiring 12/13/17	Credit Suisse First Boston Corp.	SEK	69,781	8,634,151	8,606,175	27,976
Swiss Franc,
Expiring 11/29/17	JPMorgan Chase	CHF	3,351	3,512,109	3,474,614	37,495
Turkish Lira,
Expiring 10/18/17	Goldman Sachs & Co.	TRY	2,692	743,750	751,299	(7,549)
Expiring 12/21/17	JPMorgan Chase	TRY	3,114	798,000	852,824	(54,824)
Expiring 03/08/18	JPMorgan Chase	TRY	5,388	1,500,525	1,444,929	55,596
Expiring 03/13/18	Citigroup Global Markets	TRY	2,761	765,625	739,437	26,188
Expiring 03/20/18	JPMorgan Chase	TRY	2,761	752,550	738,106	14,444

				$1,050,329,244	$1,054,046,667	(3,717,423)

						$(4,839,964)

Cross currency exchange contracts outstanding at September 30, 2017:

Settlement	Type		Notional Amount (000)		In Exchange for (000)	Unrealized Appreciation (Depreciation)	Counterparty
OTC cross currency exchange contracts:
11/06/17	Buy	AUD	3,121	JPY	253,910	$ 186,450	JPMorgan Chase
11/30/17	Buy	AUD	16,780	NZD	18,252	(14,611)	BNP Paribas
12/19/17	Buy	AUD	2,712	CHF	1,975	74,207	Deutsche Bank AG
12/27/17	Buy	AUD	1,083	NOK	6,888	(18,132)	Deutsche Bank AG
10/17/17	Buy	CAD	2,565	NZD	2,755	66,224	JPMorgan Chase
11/08/17	Buy	CAD	271	MXN	3,908	4,428	Deutsche Bank AG
11/08/17	Buy	CAD	2,147	MXN	30,912	35,303	Goldman Sachs & Co.
11/29/17	Buy	CAD	2,555	NOK	15,998	37,341	Deutsche Bank AG
11/30/17	Buy	CHF	1,770	SEK	14,855	5,366	Deutsche Bank AG
12/01/17	Buy	CHF	1,770	SEK	14,731	20,626	JPMorgan Chase
12/19/17	Buy	CHF	1,975	AUD	2,712	(74,170)	Credit Suisse First Boston Corp.
10/27/17	Buy	EUR	2,678	PLN	11,450	31,630	Goldman Sachs & Co.
04/03/18	Buy	EUR	17,214	SEK	165,691	(10,215)	Citigroup Global Markets
11/06/17	Buy	JPY	253,914	AUD	3,121	(186,413)	JPMorgan Chase
10/06/17	Buy	MXN	106,393	CAD	7,449	(134,580)	Credit Suisse First Boston Corp.
11/08/17	Buy	MXN	34,819	CAD	2,419	(39,771)	Credit Suisse First Boston Corp.
11/29/17	Buy	NOK	15,998	CAD	2,555	(37,346)	Credit Suisse First Boston Corp.
12/27/17	Buy	NOK	6,888	AUD	1,083	18,138	Credit Suisse First Boston Corp.
10/17/17	Buy	NZD	2,755	CAD	2,565	(66,235)	JPMorgan Chase
10/27/17	Buy	PLN	11,450	EUR	2,678	(31,652)	JPMorgan Chase
11/30/17	Buy	SEK	14,855	CHF	1,770	(5,353)	Credit Suisse First Boston Corp.
12/01/17	Buy	SEK	14,731	CHF	1,770	(20,625)	Credit Suisse First Boston Corp.
04/03/18	Buy	SEK	165,691	EUR	17,214	10,314	Credit Suisse First Boston Corp.

						$(149,076)

A14

AST AB GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Credit default swap agreements outstanding at September 30, 2017:

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Value at Trade Date	Value at September 30, 2017(4)	Unrealized Appreciation (Depreciation)
Centrally cleared credit default swaps on credit indices – Sell Protection(2):
CDX.NA.IG.S28.V1	06/20/22	1.000%(Q)	78,890	$1,256,535	$1,697,503	$440,968

Reference Entity/Obligation	Termination Date	Fixed Rate		Notional Amount (000)#(3)	Fair Value(4)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC credit default swaps on credit indices – Sell Protection(2):
CMBX.BBB	05/11/63	3.000	%(M)	5,879	$(888,005)	$(363,598)	$(524,407)	Deutsche Bank AG
CMBX.BBB	05/11/63	3.000	%(M)	5,151	(778,472)	(386,626)	(391,846)	Deutsche Bank AG
CMBX.BBB	05/11/63	3.000	%(M)	2,633	(397,706)	(163,295)	(234,411)	Credit Suisse First Boston Corp.
CMBX.BBB	05/11/63	3.000	%(M)	1,292	(195,152)	(85,946)	(109,206)	Deutsche Bank AG
CMBX.BBB	05/11/63	3.000	%(M)	574	(86,749)	(45,935)	(40,814)	Deutsche Bank AG
CMBX.NA.A.6	05/11/63	2.000	%(M)	5,000	(292,753)	(105,789)	(186,964)	Deutsche Bank AG
CMBX.NA.BBB.6	05/11/63	3.000	%(M)	15,000	(2,265,702)	(822,389)	(1,443,313)	Goldman Sachs & Co.
CMBX.NA.BBB.6	05/11/63	3.000	%(M)	11,150	(1,684,172)	(210,581)	(1,473,591)	Morgan Stanley
CMBX.NA.BBB.6	05/11/63	3.000	%(M)	10,000	(1,510,468)	(549,442)	(961,026)	Goldman Sachs & Co.
CMBX.NA.BBB.6	05/11/63	3.000	%(M)	8,500	(1,283,898)	(110,120)	(1,173,778)	Morgan Stanley
CMBX.NA.BBB.6	05/11/63	3.000	%(M)	6,600	(996,909)	(107,510)	(889,399)	Morgan Stanley
CMBX.NA.BBB.6	05/11/63	3.000	%(M)	6,000	(906,281)	(80,225)	(826,056)	Morgan Stanley
CMBX.NA.BBB.6	05/11/63	3.000	%(M)	1,896	(286,385)	(121,747)	(164,638)	Credit Suisse First Boston Corp.

					$(11,572,652)	$(3,153,203)	$(8,419,449)

The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)	The fair value of credit default swap agreements on credit indices and asset-backed securities serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, when compared to the notional amount of the swap, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

A15

AST AB GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Interest rate swap agreements outstanding at September 30, 2017:

	Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at September 30, 2017	Unrealized Appreciation (Depreciation)
Centrally cleared swap agreements:
BRL	474,192	01/02/19	7.340%(T)	Brazil Interbank	$—	$—	$—
				Overnight Lending
				Rate(1)(T)
BRL	197,783	01/02/19	9.180%(T)	Brazil Interbank	—	(1,415,957)	(1,415,957)
				Overnight Lending
				Rate(1)(T)
BRL	197,560	01/02/19	9.235%(T)	Brazil Interbank	—	(1,468,952)	(1,468,952)
				Overnight Lending
				Rate(1)(T)
BRL	180,667	01/04/21	8.760%(T)	Brazil Interbank	—		—
				Overnight Lending
				Rate(2)(T)
BRL	84,442	01/04/21	10.165%(T)	Brazil Interbank	—	1,374,276	1,374,276
				Overnight Lending
				Rate(2)(T)
BRL	83,566	01/04/21	10.215%(T)	Brazil Interbank	—	1,408,343	1,408,343
				Overnight Lending
				Rate(2)(T)
EUR	1,200	02/08/47	1.426%(A)	6 Month	(31,553)	56,307	87,860
				EURIBOR(1)(S)
EUR	1,200	02/08/47	1.424%(A)	6 Month	(26,420)	56,658	83,078
				EURIBOR(1)(S)
EUR	1,200	02/08/47	1.298%(A)	6 Month	—	(92,544)	(92,544)
				EURIBOR(2)(S)
EUR	1,200	02/08/47	1.293%(A)	6 Month	—	(94,510)	(94,510)
				EURIBOR(2)(S)
GBP	37,950	05/21/18	0.780%(S)	6 Month GBP	—	136,756	136,756
				LIBOR(2)(S)
GBP	37,950	02/20/19	0.878%(S)	6 Month GBP	—	(146,887)	(146,887)
				LIBOR(1)(S)
GBP	5,280	01/09/22	0.981%(S)	6 Month GBP	21,515	10,219	(11,296)
				LIBOR(1)(S)
GBP	5,280	01/09/22	0.911%(S)	6 Month GBP	828	(32,460)	(33,288)
				LIBOR(2)(S)
GBP	4,910	02/28/24	1.251%(S)	6 Month GBP	136,909	27,046	(109,863)
				LIBOR(2)(S)
GBP	4,910	02/29/24	1.251%(S)	6 Month GBP	122	(26,841)	(26,963)
				LIBOR(1)(S)
MXN	136,969	06/22/20	6.770%(M)	28 Day Mexican	—	(22,429)	(22,429)
				Interbank
				Rate(2)(M)
MXN	50,282	06/14/27	7.090%(M)	28 Day Mexican	—	(4,822)	(4,822)
				Interbank
				Rate(1)(M)

					$101,401	$(235,797)	$(337,198)

Cash of $3,384,546 has been segregated with Morgan Stanley to cover requirements for open centrally cleared swap contracts at September 30, 2017.

(1)	Portfolio pays the fixed rate and receives the floating rate.

(2)	Portfolio pays the floating rate and receives the fixed rate.

A16

AST AB GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – unadjusted quoted prices generally in active markets for identical securities.

Level 2 – quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 – unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2017 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities
Automobiles	$ —	$ 10,211,817	$ —
Collateralized Loan Obligations	—	6,459,804	—
Consumer Loans	—	7,074,117	—
Commercial Mortgage-Backed Securities	—	33,363,824	—
Corporate Bonds
Australia	—	10,379,596	—
Bermuda	—	836,167	—
Brazil	—	16,425,689	—
Canada	—	4,404,396	—
China	—	4,493,366	—
France	—	17,098,445	—
Germany	—	126,827	—
India	—	3,380,268	—
Ireland	—	2,972,635	—
Israel	—	6,524,949	—
Italy	—	14,168,885	—
Japan	—	2,515,556	—
Kazakhstan	—	2,609,910	—
Kuwait	—	4,408,209	—
Mexico	—	3,490,542	—
Netherlands	—	7,898,542	—
Norway	—	1,695,283	—
South Africa	—	1,812,602	—
Spain	—	9,795,020	—
Switzerland	—	21,411,383	—
Turkey	—	954,296	—
United Arab Emirates	—	361,079	—
United Kingdom	—	62,739,626	1,847,744
United States	—	180,720,236	—
Foreign Government Bonds	—	812,222,019	—
Residential Mortgage-Backed Securities	—	80,454,513	—
U.S. Government Agency Obligations	—	78,880,387	—
U.S. Treasury Obligations	—	369,791,082	—
Affiliated Mutual Funds	41,709,714	—	—
Options Purchased	—	419,381	—
Options Written	—	(2,430,881)	—
Other Financial Instruments*
Futures Contracts	535,224	—	—
OTC Forward Foreign Currency Exchange Contracts	—	(4,839,964)	—
OTC Cross Currency Exchange Contracts	—	(149,076)	—
Centrally Cleared Credit Default Swap Agreement	—	440,968	—
OTC Credit Default Swap Agreements	—	(11,572,652)	—
Centrally Cleared Interest Rate Swap Agreements	—	(337,198)	—

Total	$ 42,244,938	$1,761,211,648	$1,847,744

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

A17

AST AB GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of September 30, 2017 were as follows:

Foreign Government Bonds	47.1%
U.S. Treasury Obligations	21.4
Banks	7.8
Residential Mortgage-Backed Securities	4.7
U.S. Government Agency Obligations	4.6
Affiliated Mutual Funds (1.4% represents investments purchased with collateral from securities on loan)	2.4
Telecommunications	2.0
Commercial Mortgage-Backed Securities	1.9
Insurance	1.2
Oil & Gas	1.1
Pipelines	1.1
Media	1.0
Pharmaceuticals	0.9
Commercial Services	0.6
Healthcare-Services	0.6
Automobiles	0.6
Diversified Financial Services	0.5
Electric	0.5
Computers	0.5
Mining	0.4
Consumer Loans	0.4
Collateralized Loan Obligations	0.4
Semiconductors	0.3
Chemicals	0.3
Iron/Steel	0.3

Leisure Time	0.3%
Building Materials	0.3
Real Estate Investment Trusts (REITs)	0.2
Auto Manufacturers	0.2
Savings & Loans	0.2
Foods	0.2
Agriculture	0.2
Trucking & Leasing	0.2
Software	0.2
Internet	0.2
Entertainment	0.1
Healthcare Services	0.1
Healthcare-Products	0.1
Transportation	0.1
Retail	0.1
Metal Fabricate/Hardware	0.1
Miscellaneous Manufacturing	0.1
Engineering & Construction	0.1
Beverages	0.1
Options Purchased	0.1
Auto Parts & Equipment	0.0 *
Lodging	0.0 *

105.8
Options Written	(0.2)
Liabilities in excess of other assets	(5.6)

100.0%

* Less than +/- 0.05%

A18

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 87.6%

AFFILIATED MUTUAL FUNDS — 58.2%
AST AQR Emerging Markets Equity Portfolio*	13,218,488	$160,868,999
AST BlackRock Low Duration Bond Portfolio*	69,159	742,763
AST BlackRock/Loomis Sayles Bond Portfolio*	1,916,757	26,048,730
AST ClearBridge Dividend Growth Portfolio* .	2,499,728	41,670,463
AST Cohen & Steers Realty Portfolio*	15,070,558	168,639,543
AST Global Real Estate Portfolio*	24,158,767	291,837,900
AST Goldman Sachs Large-Cap Value Portfolio*	1,161,806	35,121,392
AST Goldman Sachs Mid-Cap Growth Portfolio*	12,274,343	109,487,144
AST Goldman Sachs Small-Cap Value Portfolio*	4,332,527	98,954,922
AST Goldman Sachs Strategic Income Portfolio*	942,927	9,118,105
AST Government Money Market Portfolio	247,195	247,195
AST High Yield Portfolio*	33,412,257	334,790,820
AST Hotchkis & Wiley Large-Cap Value Portfolio*	1,579,066	44,166,466
AST International Growth Portfolio*	16,540,641	283,506,583
AST International Value Portfolio*	19,654,667	406,261,965
AST Jennison Large-Cap Growth Portfolio* .	806,615	23,424,087
AST Loomis Sayles Large-Cap Growth Portfolio*	748,561	35,144,944
AST Lord Abbett Core Fixed Income Portfolio*	5,908,020	74,381,968
AST MFS Growth Portfolio*	978,469	21,800,281
AST MFS Large-Cap Value Portfolio*	2,833,264	54,313,672
AST Neuberger Berman Long/Short Portfolio*	1,000,000	10,830,000
AST Neuberger Berman/LSV Mid-Cap Value Portfolio*	3,581,717	120,166,608
AST Parametric Emerging Markets Equity Portfolio*	8,162,409	78,767,248
AST Prudential Core Bond Portfolio*	7,038,732	85,802,145
AST QMA International Core Equity Portfolio*	12,864,968	158,496,410
AST QMA US Equity Alpha Portfolio*	6,625,708	188,633,902
AST Small-Cap Growth Opportunities Portfolio*	613,540	11,595,906
AST Small-Cap Growth Portfolio*	293,640	12,206,610
AST Small-Cap Value Portfolio*	3,960,476	111,091,359
AST T. Rowe Price Large-Cap Growth Portfolio*	727,024	23,475,605
AST T. Rowe Price Large-Cap Value Portfolio*	3,110,886	44,672,325
AST T. Rowe Price Natural Resources Portfolio*	2,133,909	46,284,483
AST WEDGE Capital Mid-Cap Value Portfolio*	5,179,792	126,697,717
AST Wellington Management Real Total Return Portfolio*	1,400,000	12,852,000

	Shares	Value
AFFILIATED MUTUAL FUNDS (Continued)
AST Western Asset Core Plus Bond Portfolio*	4,642,186	$59,280,715

TOTAL AFFILIATED MUTUAL FUNDS (cost $2,400,753,044)(w)		3,311,380,975

COMMON STOCKS — 8.6%
Aerospace & Defense — 0.0%
BWX Technologies, Inc.(u)	11,800	661,036
Curtiss-Wright Corp.(u)	1,500	156,810
Huntington Ingalls Industries, Inc.(u)	2,000	452,880
MTU Aero Engines AG (Germany)	1,099	175,501
Saab AB (Sweden) (Class B Stock)	2,363	120,109
Spirit AeroSystems Holdings, Inc. (Class A Stock)(u)	10,300	800,516

		2,366,852

Air Freight & Logistics — 0.1%
bpost SA (Belgium)	5,265	156,585
FedEx Corp	23,794	5,367,451

		5,524,036

Airlines — 0.0%
ANA Holdings, Inc. (Japan)	6,800	257,577
Deutsche Lufthansa AG (Germany)(u)	50,964	1,417,244
Japan Airlines Co. Ltd. (Japan)	13,500	456,993

		2,131,814

Auto Components — 0.1%
Adient PLC(u)	4,600	386,353
BorgWarner, Inc.(u)	9,600	491,808
Brembo SpA (Italy)	7,314	123,805
Cooper-Standard Holdings, Inc.*(u)	1,300	150,761
Dana, Inc.(u)	1,600	44,736
Hella KGaA Hueck & Co. (Germany)	1,796	105,895
Lear Corp.(u)	3,800	657,704
NHK Spring Co. Ltd. (Japan)	11,900	128,335
Sumitomo Rubber Industries Ltd. (Japan)	5,800	106,454
Tenneco, Inc.(u)	5,100	309,417
Toyota Boshoku Corp. (Japan)(u)	800	16,962
Visteon Corp.*(u)	400	49,508

		2,571,738

Automobiles — 0.0%
Fiat Chrysler Automobiles NV (United Kingdom)*(u)	28,786	515,882
Peugeot SA (France)	42,620	1,014,571
Suzuki Motor Corp. (Japan)	1,400	73,479
Thor Industries, Inc.(u)	7,100	893,961

		2,497,893

Banks — 0.2%
ABN AMRO Group NV (Netherlands), CVA, 144A	17,158	513,780
Alpha Bank AE (Greece)*	18,932	37,528
Aozora Bank Ltd. (Japan)	4,500	171,331
Banco Bilbao Vizcaya Argentaria SA (Spain)	38,197	341,494
Banco de Sabadell SA (Spain)	31,218	65,262
Banco Santander SA (Spain)	88,395	618,306
Bank of America Corp.(u)	34,356	870,581
Bank of Ireland Group PLC (Ireland)*	5,481	44,892
Bankia SA (Spain)	6,760	32,636

A19

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Banks (cont’d.)
Bankinter SA (Spain)	3,961	$37,515
BB&T Corp	1,028	48,254
BNP Paribas SA (France)	6,229	502,527
CaixaBank SA (Spain)	15,639	78,500
CIT Group, Inc	184	9,025
Citigroup, Inc	3,463	251,899
Citizens Financial Group, Inc.(u)	15,137	573,238
Comerica, Inc.(u)	4,022	306,718
Commerzbank AG (Germany)*	6,271	85,520
Credit Agricole SA (France)	6,215	113,138
Danske Bank A/S (Denmark)(u)	13,750	551,012
DNB ASA (Norway)	15,344	309,796
East West Bancorp, Inc.	181	10,820
Erste Group Bank AG (Austria)*	1,642	70,942
Eurobank Ergasias SA (Greece)*	26,801	23,821
Fifth Third Bancorp	944	26,413
Financial Institutions, Inc.(u)	3,500	100,800
First Interstate BancSystem, Inc. (Class A Stock)(u)	1,900	72,675
First Republic Bank	199	20,788
Huntington Bancshares, Inc	1,372	19,153
ING Groep NV (Netherlands)	22,740	419,149
Intesa Sanpaolo SpA (Italy)(u)	422,927	1,497,284
Intesa Sanpaolo SpA-RSP (Italy)	5,487	18,182
JPMorgan Chase & Co.(u)	12,504	1,194,257
Jyske Bank A/S (Denmark)	2,880	166,500
KBC Group NV (Belgium)	5,593	474,507
KeyCorp	1,374	25,859
Kyushu Financial Group, Inc. (Japan)(u)	10,100	62,179
M&T Bank Corp	175	28,181
Mediobanca SpA (Italy)	86,528	929,862
National Bank of Greece SA (Greece)*	112,149	38,266
Nordea Bank AB (Sweden)	29,535	401,003
People’s United Financial, Inc.	435	7,891
Piraeus Bank SA (Greece)*	5,355	18,453
PNC Financial Services Group, Inc. (The)	611	82,344
Popular, Inc. (Puerto Rico)(u)	5,000	179,700
Raiffeisen Bank International AG (Austria)*	688	23,060
Regions Financial Corp	1,514	23,058
Resona Holdings, Inc. (Japan)(u)	53,500	275,065
Sberbank of Russia PJSC (Russia), ADR	25,582	365,055
Signature Bank*	70	8,963
Skandinaviska Enskilda Banken AB (Sweden)	10,740	141,695
Societe Generale SA (France)	4,499	263,646
SunTrust Banks, Inc.	607	36,280
SVB Financial Group*	65	12,161
Swedbank AB (Sweden) (Class A Stock)	8,388	232,277
U.S. Bancorp	2,130	114,147
UniCredit SpA (Italy)*	10,737	229,123
Unione di Banche Italiane SpA (Italy)	5,186	26,951
VTB Bank PJSC (Russia), GDR	16,772	36,049
Wells Fargo & Co	5,983	329,962
Yamaguchi Financial Group, Inc. (Japan)	10,000	117,113
Zions Bancorporation	254	11,984

		13,698,570

Beverages — 0.0%
Asahi Group Holdings Ltd. (Japan)	1,900	76,834

Shares		Value
COMMON STOCKS (Continued)
Beverages (cont’d.)
Boston Beer Co., Inc. (The) (Class A Stock)*(u)	400	$62,480
Coca-Cola Bottlers Japan, Inc. (Japan)	1,400	45,346
Davide Campari-Milano SpA (Italy)	11,121	80,785
Ito En Ltd. (Japan)	900	30,370
Kirin Holdings Co. Ltd. (Japan)	7,200	169,156
National Beverage Corp.(u)	2,900	359,745

		824,716

Biotechnology — 0.1%
AbbVie, Inc.(u)	8,700	773,082
Acorda Therapeutics, Inc.*(u)	5,300	125,345
Alexion Pharmaceuticals, Inc.*(u)	4,500	631,305
Amgen, Inc.(u)	3,700	689,865
Biogen, Inc.*(u)	2,100	657,552
Bioverativ, Inc.*(u)	9,850	562,140
Celgene Corp.*(u)	5,400	787,428
Eagle Pharmaceuticals, Inc.*(u)	900	53,676
Exelixis, Inc.*(u)	20,800	503,984
FibroGen, Inc.*(u)	3,600	193,680
Genomic Health, Inc.*(u)	2,300	73,807
Gilead Sciences, Inc.(u)	5,200	421,304
MiMedx Group, Inc.*(u)	8,000	95,040
Vanda Pharmaceuticals, Inc.*(u)	7,000	125,300

		5,693,508

Building Products — 0.1%
American Woodmark Corp.*(u)	1,400	134,750
Cie de Saint-Gobain (France)	8,507	506,845
Continental Building Products, Inc.*(u)	4,800	124,800
dormakaba Holding AG (Switzerland)*	131	133,640
Geberit AG (Switzerland)(u)	808	382,520
Masco Corp.(u)	12,700	495,427
Owens Corning(u)	7,900	611,065
Patrick Industries, Inc.*(u)	3,150	264,915

		2,653,962

Capital Markets — 0.1%
BGC Partners, Inc. (Class A Stock)(u)	7,400	107,078
Deutsche Boerse AG (Germany)	5,200	564,563
Houlihan Lokey, Inc.(u)	1,700	66,521
INTL. FCStone, Inc.*(u)	2,200	84,304
Invesco Ltd.(u)	7,300	255,792
LPL Financial Holdings, Inc.(u)	6,300	324,891
Natixis SA (France)	5,520	44,176
Partners Group Holding AG (Switzerland)	215	145,963
Penson Technologies LLC (Class B Stock), UTS(original cost $146,087; purchased 06/03/14)^(f)(u)	1,248,607	12,324
Piper Jaffray Cos.(u)	1,000	59,350
Raymond James Financial, Inc.(u)	6,100	514,413
S&P Global, Inc.(u)	3,200	500,192
TPT Acquisition, Inc.^	2,050	—

		2,679,567

Chemicals — 0.1%
Air Products & Chemicals, Inc.(u)	3,000	453,660
Asahi Kasei Corp. (Japan)	1,000	12,322
Cabot Corp.(u)	8,300	463,140
Chemours Co. (The)(u)	15,700	794,577

A20

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Chemicals (cont’d.)
Covestro AG (Germany), 144A	10,519	$905,162
Evonik Industries AG (Germany)	5,315	190,024
GCP Applied Technologies, Inc.*(u)	1,100	33,770
Hitachi Chemical Co. Ltd. (Japan)(u)	5,100	139,947
Ingevity Corp.*(u)	600	37,482
Koninklijke DSM NV (Netherlands)	1,369	112,074
Koppers Holdings, Inc.*(u)	2,000	92,300
Kuraray Co. Ltd. (Japan)(u)	12,200	228,260
LyondellBasell Industries NV (Class A Stock)(u)	6,200	614,110
Mitsubishi Gas Chemical Co., Inc. (Japan)(u)	11,500	269,830
Mitsui Chemicals, Inc. (Japan)(u)	2,600	79,085
Olin Corp.(u)	5,800	198,650
PhosAgro PJSC (Russia), GDR	1,193	17,008
PolyOne Corp.(u)	2,700	108,081
Sika AG (Switzerland)(u)	72	536,090
Solvay SA (Belgium)	3,167	473,459
Stepan Co.(u)	2,800	234,248
Teijin Ltd. (Japan)(u)	1,100	21,702
Tosoh Corp. (Japan)(u)	14,000	316,010
Trinseo SA(u)	7,500	503,250
Umicore SA (Belgium)	4,280	354,321

		7,188,562

Commercial Services & Supplies — 0.1%
Advanced Disposal Services, Inc.*	210,844	5,311,160
Brink’s Co. (The)(u)	3,800	320,150
Deluxe Corp.(u)	2,000	145,920
Herman Miller, Inc.(u)	4,500	161,550
ISS A/S (Denmark)	6,878	277,294
Knoll, Inc.(u)	4,100	82,000
Park24 Co. Ltd. (Japan)	7,000	170,469
Pitney Bowes, Inc.(u)	3,200	44,832
Quad/Graphics, Inc.(u)	2,700	61,047
Securitas AB (Sweden) (Class B Stock)	6,406	107,408
Steelcase, Inc. (Class A Stock)(u)	9,400	144,760
Toppan Printing Co. Ltd. (Japan)	3,000	29,761

		6,856,351

Communications Equipment — 0.0%
ARRIS International PLC*(u)	10,200	290,598
CommScope Holding Co., Inc.*(u)	12,900	428,409
F5 Networks, Inc.*(u)	4,700	566,632
Juniper Networks, Inc.(u)	19,900	553,817
Plantronics, Inc.(u)	4,100	181,302

		2,020,758

Construction & Engineering — 0.6%
Argan, Inc.(u)	2,600	174,850
Bouygues SA (France)	8,969	425,764
Eiffage SA (France)	119,534	12,379,292
EMCOR Group, Inc.(u)	8,300	575,854
Ferrovial SA (Spain)	383,239	8,444,178
HOCHTIEF AG (Germany)	1,166	196,940
Kajima Corp. (Japan)(u)	36,000	357,819
MasTec, Inc.*(u)	7,700	357,280
NCC AB (Sweden) (Class B Stock)	5,280	125,338
Obayashi Corp. (Japan)(u)	32,200	386,221

	Shares	Value
COMMON STOCKS (Continued)
Construction & Engineering (cont’d.)
Shimizu Corp. (Japan)(u)	20,100	$222,897
Skanska AB (Sweden) (Class B Stock)(u)	5,466	126,752
Taisei Corp. (Japan)	3,400	178,302
Valmont Industries, Inc.(u)	300	47,430
Vinci SA (France)	97,777	9,290,045

		33,288,962

Construction Materials — 0.0%
CRH PLC (Ireland)	4,816	183,218
Eagle Materials, Inc.(u)	5,100	544,170

		727,388

Consumer Finance — 0.1%
Capital One Financial Corp	7,856	665,089
Discover Financial Services	10,478	675,621
Navient Corp.(u)	28,700	431,074
Nelnet, Inc. (Class A Stock)(u)	14,400	727,200
Synchrony Financial	21,338	662,545

		3,161,529

Containers & Packaging — 0.0%
BillerudKorsnas AB (Sweden)	3,953	67,051
Crown Holdings, Inc.*(u)	4,100	244,852
Greif, Inc. (Class A Stock)(u)	5,700	333,678
Owens-Illinois, Inc.*(u)	17,500	440,300
WestRock Co.(u)	2,200	124,806

		1,210,687

Distributors — 0.0%
LKQ Corp.*(u)	16,800	604,632

Diversified Consumer Services — 0.0%
Education Management Corp.*(u)	781,206	3,515
Grand Canyon Education, Inc.*(u)	2,800	254,296

		257,811

Diversified Financial Services — 0.0%
Mitsubishi UFJ Lease & Finance Co. Ltd. (Japan)	21,700	115,134

Diversified Telecommunication Services — 0.0%
Proximus SADP (Belgium)(u)	8,965	309,057
Rostelecom PJSC (Russia), ADR	169	1,268
TDC A/S (Denmark)	53,425	313,314
Verizon Communications, Inc.(u)	7,000	346,430

		970,069

Electric Utilities — 1.2%
Alupar Investimento SA (Brazil), UTS	136,581	806,855
Alupar Investimento SA (Brazil), UTS, 144A .	298,296	1,761,599
American Electric Power Co., Inc.	79,708	5,598,690
Edison International	61,332	4,732,990
EDP - Energias de Portugal SA (Portugal)	38,588	145,503
Enel SpA (Italy)(u)	1,364,579	8,220,604
Entergy Corp.(u)	2,000	152,720
Eversource Energy(u)	3,300	199,452
Exelon Corp.(u)	140,203	5,281,447
Great Plains Energy, Inc	207,759	6,295,098
Iberdrola SA (Spain)	780,787	6,071,079
NextEra Energy, Inc.	75,225	11,024,224
PG&E Corp	139,824	9,520,616
Power Grid Corp. of India Ltd. (India)	1,140,398	3,686,724

A21

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Electric Utilities (cont’d.)
PPL Corp.(u)	17,000	$645,150
RusHydro PJSC (Russia), ADR	6,975	10,009
Southern Co. (The)	64,807	3,184,616
Spark Infrastructure Group (Australia)	1,542,138	3,052,271
Terna Rete Elettrica Nazionale SpA (Italy)	11,835	69,152

		70,458,799

Electrical Equipment — 0.0%
ABB Ltd. (Switzerland)(u)	6,723	166,246
Acuity Brands, Inc.(u)	1,400	239,792
EnerSys(u)	2,300	159,091
Philips Lighting NV (Netherlands), 144A	2,565	103,541
Regal Beloit Corp.(u)	3,300	260,700
Vestas Wind Systems A/S (Denmark)(u)	6,750	606,729

		1,536,099

Electronic Equipment, Instruments & Components — 0.1%
Anixter International, Inc.*(u)	4,000	340,000
Arrow Electronics, Inc.*(u)	4,400	353,804
Avnet, Inc.(u)	4,200	165,060
CDW Corp.(u)	10,300	679,800
Gerber Scientific Escrow Shares^(u)	101,412	—
Hitachi High-Technologies Corp. (Japan)	7,300	265,127
Hitachi Ltd. (Japan)	22,000	155,119
Insight Enterprises, Inc.*(u)	2,500	114,800
IPG Photonics Corp.*(u)	3,500	647,710
Itron, Inc.*(u)	4,600	356,270
Jabil, Inc.(u)	6,000	171,300
KEMET Corp.*(u)	500	10,565
Rogers Corp.*(u)	400	53,312
Sanmina Corp.*(u)	4,600	170,890
ScanSource, Inc.*(u)	1,800	78,570
SYNNEX Corp.(u)	2,400	303,624
Vishay Intertechnology, Inc.(u)	7,700	144,760
Yokogawa Electric Corp. (Japan)	6,900	117,581

		4,128,292

Energy Equipment & Services — 0.0%
McDermott International, Inc.*(u)	32,500	236,275
Nabors Industries Ltd.(u)	26,700	215,469
Subsea 7 SA (United Kingdom)	19,937	328,084
Unit Corp.*(u)	7,100	146,118

		925,946

Equity Real Estate Investment Trusts (REITs) — 0.5%
American Assets Trust, Inc.(u)	4,400	174,988
American Homes 4 Rent (Class A Stock)(u) .	6,000	130,260
American Tower Corp.(u)	53,311	7,286,547
Apple Hospitality REIT, Inc.(u)	2,100	39,711
Ashford Hospitality Trust, Inc.(u)	9,900	66,033
Brixmor Property Group, Inc.(u)	25,100	471,880
CoreCivic, Inc.(u)	16,500	441,705
DDR Corp.(u)	12,600	115,416
Equinix, Inc	13,141	5,864,828
Forest City Realty Trust, Inc. (Class A Stock)(u)	13,700	349,487
Franklin Street Properties Corp.(u)	16,800	178,416
GEO Group, Inc. (The)(u)	24,450	657,705
Hospitality Properties Trust(u)	8,800	250,712

	Shares	Value
COMMON STOCKS (Continued)
Equity Real Estate Investment Trusts (REITs) (cont’d.)
Host Hotels & Resorts, Inc.(u)	2,500	$46,225
Lexington Realty Trust(u)	17,400	177,828
Outfront Media, Inc.(u)	8,300	208,994
Paramount Group, Inc.(u)	3,700	59,200
Park Hotels & Resorts, Inc.(u)	16,100	443,716
Ramco-Gershenson Properties Trust(u)	8,700	113,187
Retail Properties of America, Inc. (Class A Stock)(u)	11,100	145,743
Ryman Hospitality Properties, Inc.(u)	2,500	156,225
SBA Communications Corp.*(u)	47,859	6,894,089
Senior Housing Properties Trust(u)	3,100	60,605
Spirit Realty Capital, Inc.(u)	76,200	653,034
Summit Hotel Properties, Inc.(u)	6,800	108,732
Sunstone Hotel Investors, Inc.(u)	4,500	72,315
VEREIT, Inc.(u)	70,300	582,787
Washington Prime Group, Inc.(u)	5,700	47,481
WP Carey, Inc.(u)	3,200	215,648
Xenia Hotels & Resorts, Inc.(u)	4,600	96,830

		26,110,327

Food & Staples Retailing — 0.0%
Colruyt SA (Belgium)	685	35,098
Cosmos Pharmaceutical Corp. (Japan)	300	66,971
Kesko OYJ (Finland) (Class B Stock)	2,052	110,084
Magnit PJSC (Russia), GDR	3,120	126,924
Matsumotokiyoshi Holdings Co. Ltd.
(Japan)(u)	3,100	207,643
METRO AG (Germany)*	1,475	31,179
Performance Food Group Co.*(u)	1,700	48,025
Tsuruha Holdings, Inc. (Japan)	500	59,783
Wal-Mart Stores, Inc.(u)	700	54,698
Welcia Holdings Co. Ltd. (Japan)	3,400	128,089
X5 Retail Group NV (Russia), GDR*	1,013	45,620

		914,114

Food Products — 0.1%
Barry Callebaut AG (Switzerland)*	44	67,360
Conagra Brands, Inc.(u)	13,600	458,864
Ezaki Glico Co. Ltd. (Japan)(u)	1,700	89,736
Ingredion, Inc.(u)	300	36,192
Kewpie Corp. (Japan)(u)	6,400	154,408
Lamb Weston Holdings, Inc.(u)	4,466	209,411
Leroy Seafood Group ASA (Norway)	29,140	186,636
Marine Harvest ASA (Norway)*	30,955	612,229
NH Foods Ltd. (Japan)(u)	18,000	494,711
Nisshin Seifun Group, Inc. (Japan)(u)	3,500	58,590
Pilgrim’s Pride Corp.*(u)	12,900	366,489
Salmar ASA (Norway)	3,346	94,625
Sanderson Farms, Inc.(u)	5,000	807,600
Suedzucker AG (Germany)	7,609	163,643
Toyo Suisan Kaisha Ltd. (Japan)(u)	5,300	194,715
Tyson Foods, Inc. (Class A Stock)(u)	10,000	704,500
Yamazaki Baking Co. Ltd. (Japan)(u)	1,400	25,270

		4,724,979

Gas Utilities — 0.3%
Atmos Energy Corp.(u)	3,900	326,976
Infraestructura Energetica Nova SAB de CV (Mexico)	890,281	4,985,281

A22

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Gas Utilities (cont’d.)
Infraestructura Energetica Nova SAB de CV (Mexico), 144A	77,268	$432,675
Italgas SpA (Italy)	1,449,729	8,143,000
Osaka Gas Co. Ltd. (Japan)	3,000	55,759
Tokyo Gas Co. Ltd. (Japan)	1,600	39,182
UGI Corp.(u)	15,600	731,016

		14,713,889

Health Care Equipment & Supplies — 0.1%
ABIOMED, Inc.*(u)	2,000	337,200
Atrion Corp.(u)	280	188,160
Baxter International, Inc.(u)	11,800	740,450
Cantel Medical Corp.(u)	1,000	94,170
DiaSorin SpA (Italy)	884	78,838
Edwards Lifesciences Corp.*(u)	600	65,586
GN Store Nord A/S (Denmark)	7,689	263,960
Hill-Rom Holdings, Inc.(u)	3,900	288,600
Hologic, Inc.*(u)	10,400	381,576
IDEXX Laboratories, Inc.*(u)	4,600	715,254
Koninklijke Philips NV (Netherlands)	10,268	423,655
Masimo Corp.*(u)	5,900	510,704
Rotech Healthcare, Inc.^	5,517	—
Sonova Holding AG (Switzerland)	353	59,917
Straumann Holding AG (Switzerland)	307	197,436
West Pharmaceutical Services, Inc.(u)	2,000	192,520

		4,538,026

Health Care Providers & Services — 0.1%
Alfresa Holdings Corp. (Japan)	4,000	73,281
Anthem, Inc.(u)	2,900	550,652
Centene Corp.*(u)	5,000	483,850
Express Scripts Holding Co.*(u)	9,000	569,880
Magellan Health, Inc.*(u)	2,500	215,750
Medipal Holdings Corp. (Japan)	7,200	125,132
Miraca Holdings, Inc. (Japan)	400	18,622
National HealthCare Corp.(u)	500	31,285
Suzuken Co. Ltd. (Japan)	1,500	53,351
UnitedHealth Group, Inc.(u)	3,700	724,645
WellCare Health Plans, Inc.*(u)	4,400	755,656

		3,602,104

Health Care Technology — 0.0%
Cerner Corp.*(u)	9,100	649,012
Cotiviti Holdings, Inc.*(u)	1,300	46,774
HMS Holdings Corp.*(u)	2,500	49,650
Veeva Systems, Inc. (Class A Stock)*(u)	10,800	609,228

		1,354,664

Hotels, Restaurants & Leisure — 0.1%
Accor SA (France)	11,434	568,650
Autogrill SpA (Italy)	10,697	139,133
Biglari Holdings, Inc.*(u)	500	166,645
Bloomin’ Brands, Inc.(u)	18,600	327,360
Choice Hotels International, Inc.(u)	900	57,510
Extended Stay America, Inc., UTS(u)	22,600	452,000
Fiesta Restaurant Group, Inc.*(u)	3,900	74,100
Hilton Grand Vacations, Inc.*(u)	3,900	150,657
Hilton Worldwide Holdings, Inc.(u)	800	55,560
Hyatt Hotels Corp. (Class A Stock)*(u)	1,100	67,969

	Shares	Value
COMMON STOCKS (Continued)
Hotels, Restaurants & Leisure (cont’d.)
McDonald’s Holdings Co. Japan Ltd. (Japan)	3,400	$150,422
Norwegian Cruise Line Holdings Ltd.*(u)	2,500	135,125
Papa John’s International, Inc.(u)	4,000	292,280
Royal Caribbean Cruises Ltd.(u)	3,900	462,306
Ruth’s Hospitality Group, Inc.(u)	6,100	127,795
Texas Roadhouse, Inc.(u)	8,200	402,948
Wendy’s Co. (The)(u)	4,900	76,097
Yum China Holdings, Inc.*(u)	16,500	659,505
Yum! Brands, Inc.(u)	2,200	161,942

		4,528,004

Household Durables — 0.1%
D.R. Horton, Inc.(u)	10,500	419,265
Haseko Corp. (Japan)(u)	24,000	320,265
Husqvarna AB (Sweden) (Class B Stock)	11,472	118,139
La-Z-Boy, Inc.(u)	13,900	373,910
NACCO Industries, Inc. (Class A Stock)(u)	700	60,060
NVR, Inc.*(u)	220	628,100
Sekisui Chemical Co. Ltd. (Japan)(u)	4,500	88,657
Taylor Morrison Home Corp. (Class A Stock)*(u)	8,900	196,245
Tempur Sealy International, Inc.*(u)	5,700	367,764

		2,572,405

Household Products — 0.0%
Essity AB (Sweden) (Class B Stock)*	640	17,449
Lion Corp. (Japan)(u)	27,000	493,342

		510,791

Independent Power & Renewable Electricity Producers — 0.4%
AES Corp.(u)	50,000	551,000
Huaneng Renewables Corp. Ltd. (China) (Class H Stock)	10,911,231	3,616,771
NRG Energy, Inc.(u)	367,066	9,393,219
NTPC Ltd. (India)	2,153,175	5,523,547
Uniper SE (Germany)	28,903	793,230

		19,877,767

Industrial Conglomerates — 0.1%
Beijing Enterprises Holdings Ltd. (China)	575,887	3,101,908
Rheinmetall AG (Germany)	2,973	335,307

		3,437,215

Insurance — 0.1%
American Financial Group, Inc.(u)	7,600	786,220
American International Group, Inc.(u)	8,600	527,954
ASR Nederland NV (Netherlands)	1,894	75,740
Assurant, Inc.(u)	2,500	238,800
Baloise Holding AG (Switzerland)	500	79,177
Genworth Financial, Inc. (Class A Stock)*(u) .	13,700	52,745
Hannover Rueck SE (Germany)	1,344	162,096
Helvetia Holding AG (Switzerland)	51	27,718
Muenchener Rueckversicherungs- Gesellschaft AG in Muenchen (Germany) .	1,517	324,676
NN Group NV (Netherlands)	6,090	255,026
Old Republic International Corp.(u)	20,800	409,552
Poste Italiane SpA (Italy), 144A	67,264	495,515
Swiss Life Holding AG (Switzerland)*	143	50,414
Swiss Re AG (Switzerland)	5,181	469,629

A23

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Shares		Value
COMMON STOCKS (Continued)
Insurance (cont’d.)
Talanx AG (Germany)	2,628	$106,326
Tryg A/S (Denmark)	919	21,249
Unum Group(u)	11,900	608,447

		4,691,284

Internet & Direct Marketing Retail — 0.0%
FTD Cos., Inc.*(u)	3,120	40,685
Liberty Interactive Corp. QVC Group (Class A Stock)*(u)	17,700	417,189
Liberty TripAdvisor Holdings, Inc. (Class A Stock)*(u)	5,500	67,925
Nutrisystem, Inc.(u)	5,100	285,090
PetMed Express, Inc.(u)	7,500	248,625
Start Today Co. Ltd. (Japan)	3,100	98,239

		1,157,753

Internet Software & Services — 0.0%
Alphabet, Inc. (Class C Stock)*(u)	702	673,295
Blucora, Inc.*(u)	5,400	136,620
CoStar Group, Inc.*(u)	2,100	563,325
Etsy, Inc.*(u)	6,000	101,280
Facebook, Inc. (Class A Stock)*(u)	2,600	444,262
IAC/InterActiveCorp*(u)	400	47,032
Mixi, Inc. (Japan)	6,600	318,753

		2,284,567

IT Services — 0.1%
Aspire Holdings Ltd.^	64,356	1
Atos SE (France)	3,314	514,025
Booz Allen Hamilton Holding Corp.(u)	13,200	493,548
CACI International, Inc. (Class A Stock)*(u) .	1,600	222,960
Capgemini SE (France)	6,100	715,066
Cognizant Technology Solutions Corp. (Class A Stock)(u)	7,900	573,066
CSRA, Inc.(u)	2,200	70,994
DST Systems, Inc.(u)	9,600	526,848
First Data Corp. (Class A Stock)*(u)	41,500	748,660
Fujitsu Ltd. (Japan)	106,000	788,910
Global Payments, Inc.(u)	3,200	304,096
Itochu Techno-Solutions Corp. (Japan)	6,800	254,029
Leidos Holdings, Inc.(u)	9,200	544,824
MAXIMUS, Inc.(u)	3,000	193,500
Otsuka Corp. (Japan)	1,500	96,203
Science Applications International Corp.(u)	2,600	173,810
Syntel, Inc.(u)	2,000	39,300
Total System Services, Inc.(u)	8,900	582,950
Travelport Worldwide Ltd.(u)	11,600	182,120
Wirecard AG (Germany)	174	15,940

		7,040,850

Leisure Products — 0.0%
Bandai Namco Holdings, Inc. (Japan)	13,400	460,355
Sega Sammy Holdings, Inc. (Japan)(u)	24,500	342,476

		802,831

Life Sciences Tools & Services — 0.0%
Bruker Corp.(u)	11,100	330,225
Charles River Laboratories International, Inc.*(u)	6,900	745,338

Shares		Value
COMMON STOCKS (Continued)
Life Sciences Tools & Services (cont’d.)
Lonza Group AG (Switzerland)*	1,987	$522,113

		1,597,676

Machinery — 0.1%
AGCO Corp.(u)	3,800	280,326
Amada Holdings Co. Ltd. (Japan)	2,400	26,350
Colfax Corp.*(u)	5,700	237,348
Crane Co.(u)	3,400	271,966
Cummins, Inc.(u)	1,100	184,833
Fortive Corp.(u)	8,400	594,636
Georg Fischer AG (Switzerland)	207	255,459
Global Brass & Copper Holdings, Inc.(u)	2,000	67,600
Harsco Corp.*(u)	4,100	85,690
Hillenbrand, Inc.(u)	3,000	116,550
Hyster-Yale Materials Handling, Inc.(u)	1,500	114,660
IDEX Corp.(u)	1,200	145,764
Lincoln Electric Holdings, Inc.(u)	2,600	238,368
MAN SE (Germany)	182	20,545
Oshkosh Corp.(u)	7,100	586,034
Sumitomo Heavy Industries Ltd. (Japan)	1,600	64,223
Terex Corp.(u)	10,900	490,718
Timken Co. (The)(u)	1,900	92,245
Toro Co. (The)(u)	2,300	142,738
Wabash National Corp.(u)	11,100	253,302

		4,269,355

Marine — 0.0%
Kuehne + Nagel International AG (Switzerland)	633	117,295
Matson, Inc.(u)	3,500	98,630

		215,925

Media — 0.0%
Cinemark Holdings, Inc.(u)	7,000	253,470
Discovery Communications, Inc. (Class C Stock)*(u)	8,200	166,132
Friendfinder Networks, Inc.(original cost $54,485; purchased 05/01/14)^(f)	641	1,455
GEDI Gruppo Editoriale SpA (Italy)*	2,636	2,337
Hakuhodo DY Holdings, Inc. (Japan)	7,900	104,015
Mediaset Espana Comunicacion SA (Spain) .	5,452	61,612
Mediaset SpA (Italy)*	19,576	67,815
Metropole Television SA (France)	688	15,913
Modern Times Group MTG AB (Sweden) (Class B Stock)	556	20,164
MSG Networks, Inc. (Class A Stock)*(u)	800	16,960
ProSiebenSat.1 Media SE (Germany)	2,538	86,609
Stroeer SE & Co. KGaA (Germany)	448	29,356
TEGNA, Inc.(u)	15,600	207,948
Television Francaise 1 (France)	2,149	31,397
Tokyo Broadcasting System Holdings, Inc. (Japan)	1,200	22,271

		1,087,454

Metals & Mining — 0.1%
Alcoa Corp.*(u)	17,200	801,864
Aurubis AG (Germany)	3,880	314,573
Boliden AB (Sweden)	21,037	713,562
Freeport-McMoRan, Inc.*(u)	16,300	228,852
Hitachi Metals Ltd. (Japan)	1,300	18,117

A24

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Metals & Mining (cont’d.)
JFE Holdings, Inc. (Japan)	4,000	$78,239
MMC Norilsk Nickel PJSC (Russia), ADR	6,378	109,702
Reliance Steel & Aluminum Co.(u)	2,800	213,276
Salzgitter AG (Germany)	612	27,799
Severstal PJSC (Russia), GDR	1,690	25,291
Southern Copper Corp. (Peru)(u)	4,400	174,944
Steel Dynamics, Inc.(u)	21,300	734,211
Worthington Industries, Inc.(u)	8,500	391,000

		3,831,430

Mortgage Real Estate Investment Trusts (REITs) — 0.0%
AG Mortgage Investment Trust, Inc.(u)	4,000	76,960
Chimera Investment Corp.(u)	7,260	137,359
Invesco Mortgage Capital, Inc.(u)	31,200	534,456
Two Harbors Investment Corp.(u)	4,600	46,368

		795,143

Multiline Retail — 0.0%
Izumi Co. Ltd. (Japan)	600	30,802
Macy’s, Inc.(u)	26,700	582,594
Ryohin Keikaku Co. Ltd. (Japan)	600	176,869

		790,265

Multi-Utilities — 0.1%
A2A SpA (Italy)	198,176	340,964
CenterPoint Energy, Inc.(u)	12,800	373,888
DTE Energy Co.(u)	2,600	279,136
Hera SpA (Italy)	30,102	94,670
MDU Resources Group, Inc.(u)	11,100	288,045
Public Service Enterprise Group, Inc.(u)	4,000	185,000
Sempra Energy	39,897	4,553,445

		6,115,148

Oil, Gas & Consumable Fuels — 1.2%
Andeavor(u)	6,700	691,105
Blue Ridge Mountain Resources, Inc.*	19,154	187,709
Cabot Oil & Gas Corp.(u)	21,800	583,150
Cheniere Energy Partners LP Holdings LLC .	180,543	4,528,018
Cheniere Energy, Inc.*(u)	109,115	4,914,540
Chevron Corp.(u)	2,000	235,000
Cimarex Energy Co.(u)	3,400	386,478
CONSOL Energy, Inc.*(u)	20,300	343,882
Devon Energy Corp.(u)	16,000	587,360
Enbridge, Inc. (Canada) (TSX)	79,736	3,330,667
Energy Transfer Partners LP, MLP	320,812	5,867,651
Frontera Energy Corp. (Colombia)*	12,594	440,790
Galp Energia SGPS SA (Portugal)	8,765	155,430
Gazprom PJSC (Russia), ADR	54,812	228,510
Idemitsu Kosan Co. Ltd. (Japan)	10,500	296,750
Inpex Corp. (Japan)	41,400	441,025
JXTG Holdings, Inc. (Japan)	120,800	622,871
Kinder Morgan, Inc.	249,718	4,789,591
Kosmos Energy Ltd. (Ghana)*(u)	6,500	51,740
Laredo Petroleum, Inc.*(u)	21,900	283,167
LUKOIL PJSC (Russia), ADR	4,329	228,647
Marathon Petroleum Corp.(u)	10,600	594,448
Neste OYJ (Finland)	13,828	604,342
Newfield Exploration Co.*(u)	16,100	477,687
Novatek PJSC (Russia), GDR	904	106,000
Pembina Pipeline Corp. (Canada)(a)	231,205	8,115,296

	Shares	Value
COMMON STOCKS (Continued)
Oil, Gas & Consumable Fuels (cont’d.)
QEP Resources, Inc.*(u)	29,600	$253,672
Quicksilver Resources, Inc., Physical
Shares(original cost $0; purchased 10/28/16)^(f)	1,572	15,575
Rosneft Oil Co. PJSC (Russia), GDR	11,764	65,399
Sanchez Energy Corp.*	3,530	17,014
SM Energy Co.(u)	3,000	53,220
Surgutneftegas OJSC (Russia), ADR	7,824	39,668
Targa Resources Corp	102,235	4,835,716
Tatneft PJSC (Russia), ADR	1,658	70,339
TransCanada Corp. (Canada) (XTSE)	193,816	9,579,349
Valero Energy Corp.(u)	8,500	653,905
Williams Cos., Inc. (The)	342,018	10,263,960
World Fuel Services Corp.(u)	7,100	240,761

		65,180,432

Paper & Forest Products — 0.0%
Holmen AB (Sweden) (Class B Stock)	1,483	69,497
Louisiana-Pacific Corp.*(u)	8,400	227,472
Stora Enso OYJ (Finland) (Class R Stock)	17,713	250,552
Svenska Cellulosa AB SCA (Sweden) (Class B Stock)	2,222	18,835
UPM-Kymmene OYJ (Finland)(u)	23,024	624,663

		1,191,019

Personal Products — 0.0%
Avon Products, Inc. (United Kingdom)*(u)	7,600	17,708
Kao Corp. (Japan)(u)	7,900	465,099
Kobayashi Pharmaceutical Co. Ltd. (Japan) .	2,300	130,373
Nu Skin Enterprises, Inc. (Class A Stock)(u) .	1,700	104,516
Pola Orbis Holdings, Inc. (Japan)	15,100	456,589
USANA Health Sciences, Inc.*(u)	900	51,930

		1,226,215

Pharmaceuticals — 0.1%
Allergan PLC(u)	400	81,980
Astellas Pharma, Inc. (Japan)(u)	31,200	397,099
Corcept Therapeutics, Inc.*(u)	8,100	156,330
Daiichi Sankyo Co. Ltd. (Japan)(u)	2,100	47,390
Endo International PLC*(u)	36,700	314,336
H. Lundbeck A/S (Denmark)	7,078	409,194
Hisamitsu Pharmaceutical Co., Inc. (Japan) .	400	19,223
Kaken Pharmaceutical Co. Ltd. (Japan)(u)	300	15,268
Mallinckrodt PLC*(u)	6,800	254,116
Mitsubishi Tanabe Pharma Corp. (Japan)(u) .	17,800	408,635
Orion OYJ (Finland) (Class B Stock)(u)	2,210	102,615
Otsuka Holdings Co. Ltd. (Japan)	2,700	107,356
Recordati SpA (Italy)	6,809	314,211
Roche Holding AG (Switzerland)	1,464	374,228
Sawai Pharmaceutical Co. Ltd. (Japan)	3,100	176,247
Shionogi & Co. Ltd. (Japan)(u)	7,500	410,002
Sumitomo Dainippon Pharma Co. Ltd. (Japan)(u)	20,300	264,450
Supernus Pharmaceuticals, Inc.*(u)	3,700	148,000
Taisho Pharmaceutical Holdings Co. Ltd. (Japan)	400	30,394
UCB SA (Belgium)	1,324	94,359
Zoetis, Inc.(u)	4,100	261,416

		4,386,849

A25

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Professional Services — 0.1%
Adecco Group AG (Switzerland)(u)	14,655	$1,141,691
DKSH Holding AG (Switzerland)	1,152	97,892
ICF International, Inc.*(u)	1,600	86,320
Insperity, Inc.(u)	3,400	299,200
ManpowerGroup, Inc.(u)	1,900	223,858
Navigant Consulting, Inc.*(u)	4,000	67,680
On Assignment, Inc.*(u)	1,000	53,680
Persol Holdings Co. Ltd. (Japan)	5,800	135,142
Randstad Holding NV (Netherlands)	10,224	631,878
Resources Connection, Inc.(u)	1,600	22,240
Wolters Kluwer NV (Netherlands)	7,880	364,173

		3,123,754

Real Estate Management & Development — 0.0%
CBRE Group, Inc. (Class A Stock)*(u)	17,000	643,960
Marcus & Millichap, Inc.*(u)	2,500	67,475

		711,435

Road & Rail — 0.3%
CSX Corp	184,299	10,000,064
DSV A/S (Denmark)	4,179	316,584
Genesee & Wyoming, Inc. (Class A Stock)* .	63,069	4,667,737
Jack Cooper Holdings Corp.^	250	—
Kyushu Railway Co. (Japan)	1,600	47,597
Landstar System, Inc.(u)	3,300	328,845
Nagoya Railroad Co. Ltd. (Japan)	2,400	51,681
Nippon Express Co. Ltd. (Japan)	6,400	417,229
Union Pacific Corp	30,256	3,508,788
West Japan Railway Co. (Japan)	200	13,903

		19,352,428

Semiconductors & Semiconductor Equipment — 0.1%
Advanced Energy Industries, Inc.*(u)	8,100	654,156
Amkor Technology, Inc.*(u)	10,600	111,830
Applied Materials, Inc.(u)	16,600	864,694
ASM International NV (Netherlands)	4,656	294,437
ASML Holding NV (Netherlands)	577	98,596
Brooks Automation, Inc.(u)	4,600	139,656
Cabot Microelectronics Corp.(u)	1,600	127,888
Cirrus Logic, Inc.*(u)	7,900	421,228
Dialog Semiconductor PLC (United Kingdom)*	3,939	174,323
Entegris, Inc.*(u)	11,100	320,235
Infineon Technologies AG (Germany)	18,283	460,956
Lam Research Corp.(u)	3,800	703,152
MKS Instruments, Inc.(u)	3,900	368,355
ON Semiconductor Corp.*(u)	39,500	729,565
Semtech Corp.*(u)	4,200	157,710
STMicroelectronics NV (Switzerland)	33,119	642,180
Tokyo Electron Ltd. (Japan)	3,100	477,242
Ultra Clean Holdings, Inc.*(u)	9,700	297,014
Versum Materials, Inc.(u)	4,100	159,162

		7,202,379

Software — 0.1%
Activision Blizzard, Inc.(u)	10,100	651,551
Adobe Systems, Inc.*(u)	4,300	641,474
Aspen Technology, Inc.*(u)	4,800	301,488
Cadence Design Systems, Inc.*(u)	8,700	343,389
CDK Global, Inc.(u)	11,100	700,299

	Shares	Value
COMMON STOCKS (Continued)
Software (cont’d.)
Electronic Arts, Inc.*(u)	6,700	$791,002
Fortinet, Inc.*(u)	11,200	401,408
GungHo Online Entertainment, Inc. (Japan) .	48,200	130,390
Intuit, Inc.(u)	1,600	227,424
Konami Holdings Corp. (Japan)	2,400	115,544
Manhattan Associates, Inc.*(u)	8,400	349,188
MicroStrategy, Inc. (Class A Stock)*(u)	300	38,313
Nexon Co. Ltd. (Japan)*	900	23,528
Oracle Corp. (Japan)	3,200	251,526
Progress Software Corp.(u)	7,100	271,007
Red Hat, Inc.*(u)	2,200	243,892
SAP SE (Germany)	3,436	376,739
Software AG (Germany)	5,463	266,915
Square Enix Holdings Co. Ltd. (Japan)	9,000	338,948
SS&C Technologies Holdings, Inc.(u)	10,600	425,590
Synopsys, Inc.*(u)	8,900	716,717
Temenos Group AG (Switzerland)*(u)	3,903	398,649
Varonis Systems, Inc.*(u)	1,900	79,610
Verint Systems, Inc.*(u)	1,200	50,220

		8,134,811

Specialty Retail — 0.1%
ABC-Mart, Inc. (Japan)	500	26,411
Asbury Automotive Group, Inc.*(u)	3,200	195,520
Burlington Stores, Inc.*(u)	7,100	677,766
Dick’s Sporting Goods, Inc.(u)	10,000	270,100
Express, Inc.*(u)	11,200	75,712
Francesca’s Holdings Corp.*(u)	9,500	69,920
GameStop Corp. (Class A Stock)(u)	6,700	138,422
Genesco, Inc.*(u)	2,100	55,860
Group 1 Automotive, Inc.(u)	1,400	101,444
Hikari Tsushin, Inc. (Japan)	1,900	238,360
Michaels Cos., Inc. (The)*(u)	14,300	307,021
Nitori Holdings Co. Ltd. (Japan)	2,600	371,831
Office Depot, Inc.(u)	33,500	152,090
Penske Automotive Group, Inc.(u)	1,900	90,383
Shimamura Co. Ltd. (Japan)(u)	2,700	323,878
Ulta Beauty, Inc.*(u)	2,200	497,332
Yamada Denki Co. Ltd. (Japan)(u)	53,600	293,091

		3,885,141

Technology Hardware, Storage & Peripherals — 0.0%
Brother Industries Ltd. (Japan)	14,400	335,748
FUJIFILM Holdings Corp. (Japan)	400	15,541
HP, Inc.(u)	14,600	291,416
NCR Corp.*(u)	13,200	495,264
Seiko Epson Corp. (Japan)	7,400	179,198
Western Digital Corp.(u)	6,300	544,320

		1,861,487

Textiles, Apparel & Luxury Goods — 0.0%
Carter’s, Inc.(u)	1,400	138,250
HUGO BOSS AG (Germany)	205	18,089
Lululemon Athletica, Inc.*(u)	9,200	572,700
Moncler SpA (Italy)	11,196	323,490
PVH Corp.(u)	3,000	378,180
Wolverine World Wide, Inc.(u)	6,500	187,525

		1,618,234

A26

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Thrifts & Mortgage Finance — 0.0%
First Defiance Financial Corp.(u)	1,200	$62,988
MGIC Investment Corp.*(u)	6,400	80,192
Radian Group, Inc.(u)	3,500	65,415
Walker & Dunlop, Inc.*(u)	2,100	109,893

		318,488

Tobacco — 0.0%
Japan Tobacco, Inc. (Japan)	6,700	219,565
Swedish Match AB (Sweden)	1,215	42,673

		262,238

Trading Companies & Distributors — 0.1%
Applied Industrial Technologies, Inc.(u)	2,000	131,600
BMC Stock Holdings, Inc.*(u)	4,100	87,535
ITOCHU Corp. (Japan)(u)	20,200	330,973
Marubeni Corp. (Japan)	57,800	395,132
Mitsubishi Corp. (Japan)	12,300	286,170
Mitsui & Co. Ltd. (Japan)	3,500	51,768
MRC Global, Inc.*(u)	24,400	426,756
Rexel SA (France)	9,874	170,816
Sojitz Corp. (Japan)	91,600	253,461
Sumitomo Corp. (Japan)	15,100	217,401
Toyota Tsusho Corp. (Japan)	1,600	52,585
Univar, Inc.*(u)	5,300	153,329
WESCO International, Inc.*(u)	1,800	104,850

		2,662,376

Transportation Infrastructure — 1.2%
Aena SME SA (Spain), 144A	36,804	6,651,450
Aeroports de Paris (France)	28,775	4,651,599
Atlantia SpA (Italy)	441,224	13,941,566
CCR SA (Brazil)	575,579	3,234,866
Flughafen Zurich AG (Switzerland)	29,580	6,694,389
Fraport AG Frankfurt Airport Services Worldwide (Germany)	40,108	3,812,114
Groupe Eurotunnel SE (France)	10,438	125,855
Grupo Aeroportuario del Sureste SAB de CV (Mexico) (Class B Stock)	140,640	2,682,277
International Container Terminal Services, Inc. (Philippines)	1,719,248	3,527,386
Kamigumi Co. Ltd. (Japan)	7,000	162,174
Malaysia Airports Holdings Bhd (Malaysia)	1,520,600	3,061,424
Sydney Airport (Australia)	768,305	4,290,624
Transurban Group (Australia)	1,077,062	10,057,925
Westshore Terminals Investment Corp. (Canada)	279,465	5,373,164

		68,266,813

Water Utilities — 0.1%
American Water Works Co., Inc.	59,073	4,779,596
SJW Group(u)	900	50,940

		4,830,536

Wireless Telecommunication Services — 0.0%
Mobile TeleSystems PJSC (Russia), ADR	4,900	51,155
Sistema PJSC FC (Russia), GDR	1,765	8,472

	Shares	Value
COMMON STOCKS (Continued)
Wireless Telecommunication Services (cont’d.)
Telephone & Data Systems, Inc.(u)	6,300	$175,707

		235,334

TOTAL COMMON STOCKS (cost $421,527,305)		490,107,610

PREFERRED STOCKS — 0.0%
Automobiles — 0.0%
Volkswagen AG (Germany) (PRFC)	769	125,542

Household Products — 0.0%
Henkel AG & Co. KGaA (Germany) (PRFC)	4,694	639,519

Oil, Gas & Consumable Fuels — 0.0%
Sanchez Energy Corp., 4.875%*	14,850	265,444
Sanchez Energy Corp., 6.500%*	10,700	211,539

		476,983

TOTAL PREFERRED STOCKS (cost $1,371,207)		1,242,044

	Units
RIGHTS* — 0.0%
Biotechnology — 0.0%
Ambit Biosciences Corp., CVR(original cost $0; purchased 11/12/14)^(f)(u)	11,080	12,307
Chelsea Therapeutics International Ltd., Escrow Shares, CVR (Ireland)(original cost $23,695; purchased 06/24/14)^(f)(u)	296,186	23,695
Durata Therapeutics, Inc.(original cost $0; purchased 11/19/14)^(f)(u)	19,543	3,381

		39,383

Health Care Equipment & Supplies — 0.0%
American Medical Alert Corp., CVR^	27,759	3

TOTAL RIGHTS (cost $23,695)		39,386

	Shares
UNAFFILIATED EXCHANGE TRADED
FUNDS — 1.2%
Energy Select Sector SPDR Fund(a)	313,000	21,434,240
Financial Select Sector SPDR Fund(a)	1,100,000	28,446,000
iShares iBoxx $ Investment Grade Corporate Bond	106,000	12,850,380
iShares JPMorgan USD Emerging Markets Bond	100	11,642
SPDR Bloomberg Barclays High Yield Bond(a)	127,500	4,758,300

TOTAL UNAFFILIATED EXCHANGE TRADED FUNDS (cost $66,573,428)		67,500,562

	Units
WARRANTS* — 0.0%
Biotechnology — 0.0%
Bioptix, Inc., expiring 05/24/18	2,700	81

Distributors — 0.0%
KBS Fashion Group Ltd., expiring 01/22/18	5,387	—

A27

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

		Units	Value
WARRANTS* (Continued)
Diversified Consumer Services — 0.0%
Education Management Corp., expiring 10/01/21^		1,339,182	$—

Internet & Direct Marketing Retail — 0.0%
LXRandCo, Inc. (Canada), expiring 06/09/22.		46,500	—

Internet Software & Services — 0.0%
Net Element, Inc., expiring 10/02/17		28,804	—

Semiconductors & Semiconductor Equipment — 0.0%
GT Advanced Technologies, Inc.^		162	—

TOTAL WARRANTS (cost $135,355)			81

Interest Rate	Maturity Date	Principal Amount (000)#
ASSET-BACKED SECURITIES — 0.6%
Automobiles — 0.1%
Ally Auto Receivables Trust,
Series 2017-2, Class A2
1.490%	11/15/19	1,000	999,930
Ally Master Owner Trust,
Series 2017-1, Class A, 1 Month LIBOR + 0.400%
1.634%(c)	02/15/21	800	801,490
Avis Budget Rental Car Funding AESOP LLC,
Series 2016-1A, Class C, 144A
4.940%	06/20/22	400	406,698
Ford Credit Auto Lease Trust,
Series 2017-A, Class A2A
1.560%	11/15/19	300	300,019
Series 2017-A, Class A2B, 1 Month LIBOR + 0.140%
1.374%(c)	11/15/19	700	700,347
GM Financial Automobile Leasing Trust,
Series 2017-1, Class A2A
1.670%	09/20/19	594	593,722
Hertz Vehicle Financing LLC,
Series 2016-1A, Class C, 144A
4.750%	03/25/20	463	462,735
Series 2017-1A, Class C, 144A
5.270%	10/25/21	250	248,428
Nissan Auto Receivables Owner Trust,
Series 2016-B, Class A2B, 1 Month LIBOR + 0.300%
1.534%(c)	04/15/19	696	696,746
Santander Drive Auto Receivables Trust,
Series 2017-1, Class A2
1.490%	02/18/20	587	586,632
Securitized Term Auto Receivables Trust (Canada),
Series 2017-1A, Class A2A, 144A
1.510%	04/25/19	576	575,393
Westlake Automobile Receivables Trust,
Series 2017-1A, Class A2, 144A
1.780%	04/15/20	700	700,378

			7,072,518

Collateralized Loan Obligations — 0.0%
Community Funding CLO (Cayman Islands),
Series 2015-1A, Class A, 144A
5.750%	11/01/27	330	336,786

Interest Rate	Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)
Collateralized Loan Obligations (cont’d.)
Gallatin CLO VII Ltd. (Cayman Islands),
Series 2014-1A, Class A, 3 Month LIBOR + 1.270%, 144A
2.574%(c)	07/15/23	91	$90,561
Stoney Lane Funding I Corp.,
Series 2007-1A, Class A1, 3 Month LIBOR + 0.240%, 144A
1.544%(c)	04/18/22	38	37,669
Venture CDO Ltd.,
Series 2007-8A, Class A1A, 3 Month LIBOR + 0.280%, 144A
1.593%(c)	07/22/21	188	187,373

			652,389

Consumer Loans — 0.0%
OneMain Financial Issuance Trust,
Series 2014-2A, Class A, 144A
2.470%	09/18/24	120	120,504

Home Equity Loans — 0.2%
Argent Securities Trust,
Series 2006-W1, Class A2D, 1 Month LIBOR + 0.300%
1.537%(c)	03/25/36	476	436,910
Asset-Backed Funding Certificates Trust,
Series 2005-WF1, Class M2, 1 Month LIBOR + 0.600%
1.834%(c)	10/25/34	65	64,540
Bear Stearns Asset-Backed Securities I Trust,
Series 2007-HE3, Class 1A2, 1 Month LIBOR + 0.200%
1.437%(c)	04/25/37	280	323,701
Citigroup Mortgage Loan Trust,
Series 2006-AMC1, Class A1, 1 Month LIBOR + 0.150%, 144A
1.382%(c)	09/25/36	431	420,796
Series 2007-AMC2, Class A3A, 1 Month LIBOR + 0.080%
1.317%(c)	01/25/37	813	534,114
Citigroup Mortgage Loan Trust, Inc.,
Series 2005-HE4, Class M3, 1 Month LIBOR + 0.460%
1.697%(c)	10/25/35	500	452,399
GSAA Trust,
Series 2006-7, Class AF2
5.995%(cc)	03/25/46	1,756	1,271,045
Home Equity Mortgage Loan Asset-Backed Trust,
Series 2005-A, Class M7, 1 Month LIBOR + 1.950%
3.184%(c)	03/25/35	1,000	883,375
MASTR Asset-Backed Securities Trust,
Series 2006-NC2, Class A3, 1 Month LIBOR + 0.110%
1.347%(c)	08/25/36	1,512	830,301
Merrill Lynch Mortgage Investors Trust,
Series 2006-HE5, Class A2B, 1 Month LIBOR + 0.110%
1.347%(c)	08/25/37	1,790	1,159,394
Morgan Stanley ABS Capital I, Inc. Trust,
Series 2005-HE2, Class M2, 1 Month LIBOR + 0.660%
1.894%(c)	01/25/35	268	257,731
New Century Home Equity Loan Trust,
Series 2001-NC1, Class M3
4.161%(cc)	06/20/31	692	635,805
Nomura Home Equity Loan, Inc. Home Equity Loan Trust,
Series 2005-FM1, Class M3, 1 Month LIBOR + 0.510%
1.747%(c)	05/25/35	1,800	1,559,183

A28

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)
Home Equity Loans (cont’d.)
Soundview Home Loan Trust,
Series 2006-3, Class A4, 1 Month LIBOR + 0.250%
1.487%(c)	11/25/36	1,500	$1,224,494
Structured Asset Securities Corp. Trust,
Series 2005-SC1, Class 1A2, 144A
7.325%(cc)	05/25/31	879	801,130
Terwin Mortgage Trust,
Series 2003-6HE, Class A1, 1 Month LIBOR + 0.940%
2.174%(c)	11/25/33	16	15,990
WaMu Asset-Backed Certificates Trust,
Series 2007-HE2, Class 2A3, 1 Month LIBOR + 0.250%
1.487%(c)	04/25/37	1,690	965,381

			11,836,289

Other — 0.0%
Applebee’s Funding LLC/IHOP Funding LLC,
Series 2014-1, Class A2, 144A
4.277%	09/05/44	640	626,523

Residential Mortgage-Backed Securities — 0.2%
Argent Securities Trust,
Series 2006-M1, Class A1, 1 Month LIBOR + 0.150%
1.387%(c)	07/25/36	1,721	1,448,388
Asset-Backed Pass-Through Certificates,
Series 2005-R4, Class M5, 1 Month LIBOR + 0.650%
1.887%(c)	07/25/35	800	728,820
Bayview Opportunity Master Fund IIIb Trust,
Series 2017-RN2, Class A1, 144A
3.475%(cc)	04/28/32	62	61,963
CIT Mortgage Loan Trust,
Series 2007-1, Class 1A, 1 Month LIBOR + 1.350%, 144A
2.587%(c)	10/25/37	1,365	1,371,877
Series 2007-1, Class 1M1, 1 Month LIBOR + 1.500%, 144A
2.737%(c)	10/25/37	860	830,613
Citigroup Mortgage Loan Trust, Inc.,
Series 2006-WFH2, Class A3, 1 Month LIBOR + 0.220%
1.457%(c)	08/25/36	1,000	989,028
Countrywide Asset-Backed Certificates Trust,
Series 2005-11, Class MV3, 1 Month LIBOR + 0.530%
1.767%(c)	02/25/36	400	395,970
Series 2005-17, Class MV1, 1 Month LIBOR + 0.460%
1.697%(c)	05/25/36	1,000	990,001
Series 2006-15, Class A6
4.849%(cc)	10/25/46	175	157,904
FFMLT Trust,
Series 2005-FF8, Class M2, 1 Month LIBOR + 0.520%
1.757%(c)	09/25/35	600	595,925
First Franklin Mortgage Loan Trust,
Series 2006-FF10, Class A5, 1 Month LIBOR + 0.310%
1.547%(c)	07/25/36	500	472,225
GSAMP Trust,
Series 2007-NC1, Class A2C, 1 Month LIBOR + 0.150%
1.387%(c)	12/25/46	921	574,689
Long Beach Mortgage Loan Trust,
Series 2006-WL1, Class 1A1, 1 Month LIBOR + 0.230%
1.467%(c)	01/25/46	62	61,642
RASC Trust,
Series 2006-KS3, Class M1, 1 Month LIBOR + 0.330%
1.567%(c)	04/25/36	100	96,832

Interest Rate	Maturity Date		Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)
Residential Mortgage-Backed Securities (cont’d.)
Soundview Home Loan Trust,
Series 2007-WMC1, Class 3A3, 1 Month LIBOR + 0.260%
1.497%(c)	02/25/37		1,591	$629,911
U.S. Residential Opportunity Fund II Trust,
Series 2016-3II, Class A, 144A
3.598%	10/27/36		128	128,805
VOLT LV LLC,
Series 2017-NLP2, Class A1, 144A
3.500%	03/25/47		90	91,132
VOLT LVII LLC,
Series 2017-NPL4, Class A1, 144A
3.375%	04/25/47		150	150,764
VOLT LXII LLC,
Series 2017-NPL9, Class A1, 144A
3.125%	09/25/47		500	500,136
VOLT XIX LLC,
Series 2014-NP11, Class A1, 144A
3.875%	04/25/55		115	114,578

				10,391,203

Student Loans — 0.1%
Navient Student Loan Trust,
Series 2016-7A, Class A, 1 Month LIBOR + 1.150%, 144A
2.387%(c)	03/25/66		362	366,100
Nelnet Student Loan Trust,
Series 2008-3, Class A4, 3 Month LIBOR + 1.650%
2.967%(c)	11/25/24		323	328,541
SLM Private Education Loan Trust,
Series 2013-B, Class A2A, 144A
1.850%	06/17/30		390	389,793
SLM Student Loan Trust,
Series 2003-5, Class A5
0.187%(s)	06/17/24	EUR	93	109,948
Series 2004-2, Class A5
0.180%(s)	01/25/24	EUR	369	434,671
Series 2006-1, Class A5, 3 Month LIBOR + 0.110%
1.424%(c)	07/26/21		380	374,906
Series 2008-5, Class A4, 3 Month LIBOR + 1.700%
3.014%(c)	07/25/23		282	290,440
South Carolina Student Loan Corp.,
Series 2005, Class A3, 3 Month LIBOR + 0.140%
1.456%(c)	12/01/23		203	203,368

				2,497,767

TOTAL ASSET-BACKED SECURITIES (cost $32,335,249)				33,197,193

BANK LOANS — 0.0%
Oil & Gas — 0.0%
Magnum Hunter Resources Corp.,
Term Loan PIK, 3 Month LIBOR + 14.000%
16.359%(c)	05/06/19^		33	33,039
Petroleo Global Trading BV,
Term Loan, 3 Month LIBOR + 2.140%
3.597%(c)	02/21/18^		200	195,999

				229,038

A29

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#		Value
BANK LOANS (Continued)
Telecommunications — 0.0%
CenturyLink, Inc.,
Initial Term B Loan
2.750%	01/31/25		600		$580,393

TOTAL BANK LOANS (cost $823,050)					809,431

COMMERCIAL MORTGAGE-BACKED SECURITIES — 0.1%
Business Mortgage Finance 7 PLC (United Kingdom),
Series 7X, Class A1, 3 Month GBP LIBOR + 2.000%
2.280%(c)	02/15/41	GBP	389		510,680
Commercial Mortgage Trust,
Series 2015-CR26, Class ASB
3.373%	10/10/48		2,000		2,066,470
Fannie Mae-Aces,
Series 2010-M7, Class FA, 1 Month LIBOR + 0.600%
1.837%(c)	11/25/20		801		805,607
FHLMC Multifamily Structured Pass-Through Certificates,
Series KF12, Class A, 1 Month LIBOR + 0.700%
1.932%(c)	09/25/22		2,172		2,178,030
GS Mortgage Securities Trust,
Series 2012-GCJ9, Class XA, IO
2.304%(cc)	11/10/45		1,047		87,408
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2010-C2, Class A3, 144A
4.070%	11/15/43		1,200		1,255,205
LB-UBS Commercial Mortgage Trust,
Series 2006-C6, Class AJ
5.452%(cc)	09/15/39		162		129,212
Vornado DP LLC Trust,
Series 2010-VNO, Class A2FX, 144A
4.004%	09/13/28		600		630,335
Wachovia Bank Commercial Mortgage Trust,
Series 2006-C26, Class AJ
6.230%(cc)	06/15/45		746		534,887

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $8,229,947)					8,197,834

CONVERTIBLE BONDS — 0.0%
Banks — 0.0%
First Banks, Inc.,
(original cost $73,850; purchased 08/09/13)(f)
9.000%	12/31/49^		—	(r)	57,191

Healthcare-Products — 0.0%
China Medical Technologies, Inc. (China),
Sr. Unsec’d. Notes, 144A(d)
6.250%	12/15/16		450		225

Leisure Products — 0.0%
SouthPeak Interactive Corp.,
(original cost $500,000; purchased 09/01/10)(d)(f)
23.932%	12/31/50^		500		28,087

TOTAL CONVERTIBLE BONDS (cost $1,030,603)					85,503

Interest Rate	Maturity Date		Principal Amount (000)#		Value
CORPORATE BONDS — 5.3%
Agriculture — 0.1%
BAT Capital Corp. (United Kingdom),
Gtd. Notes, 144A
3.222%	08/15/24			600	$601,478
3.557%	08/15/27			260	262,614
4.540%	08/15/47			250	257,234
Gtd. Notes, 3 Month LIBOR + 0.590%, 144A
1.903%(c)	08/14/20			1,200	1,202,155
Imperial Brands Finance PLC (United Kingdom),
Gtd. Notes, 144A
2.950%	07/21/20			1,700	1,725,802
Reynolds American, Inc. (United Kingdom),
Gtd. Notes
6.150%	09/15/43			30	37,620

					4,086,903

Airlines — 0.0%
Spirit Airlines Pass-Through Trust,
Pass-Through Certificates
4.100%	10/01/29			1,395	1,464,381

Auto Components — 0.0%
Exide Technologies Escrow Shares,
Notes
2.526%	12/31/99^			2,750	—

Auto Manufacturers — 0.2%
American Honda Finance Corp.,
Sr. Unsec’d. Notes, MTN, 3 Month LIBOR + 0.350%
1.669%(c)	11/05/21			500	500,940
Daimler Finance North America LLC (Germany),
Gtd. Notes, 144A
2.450%	05/18/20			800	805,619
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
1.724%	12/06/17			200	200,014
Sr. Unsec’d. Notes, MTN, 3 Month LIBOR + 1.580%
2.884%(c)	01/08/19			1,900	1,927,074
Hyundai Capital America,
Sr. Unsec’d. Notes, MTN, 144A
2.000%	07/01/19			500	495,730
2.500%	03/18/19			1,100	1,100,772
Tesla, Inc.,
Gtd. Notes, 144A
5.300%	08/15/25			100	97,500
Volkswagen Bank GmbH (Germany),
Sr. Unsec’d. Notes, EMTN, 3 Month Euribor + 0.410%
0.081%(c)	11/27/17		EUR	1,500	1,773,386
Volkswagen Group of America Finance LLC (Germany),
Gtd. Notes, 144A
2.125%	05/23/19			900	900,378
2.450%	11/20/19			600	603,653

					8,405,066

Auto Parts & Equipment — 0.0%
American Axle & Manufacturing, Inc.,
Gtd. Notes
6.625%	10/15/22	(a)		130	134,225
Goodyear Tire & Rubber Co. (The),
Gtd. Notes
5.000%	05/31/26			70	72,975
5.125%	11/15/23			60	62,775

A30

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Auto Parts & Equipment (cont’d.)
IHO Verwaltungs GmbH (Germany),
Sr. Sec’d. Notes, Cash coupon 4.750% or PIK 5.500%, 144A
4.750%	09/15/26		200	$203,750
ZF North America Capital, Inc. (Germany), Gtd. Notes, 144A
4.500%	04/29/22		280	294,350

				768,075

Banks — 2.4%
ABN AMRO Bank NV (Netherlands),
Jr. Sub. Notes
5.750%	12/29/49	EUR	700	890,442
BAC Capital Trust XIV,
Ltd. Gtd. Notes, 3 Month LIBOR + 0.400%
4.000%(c)	09/29/49		3,330	2,963,700
Banca Carige SpA (Italy),
Covered Bonds, EMTN
3.875%	10/24/18	EUR	1,400	1,709,354
Banco Bilbao Vizcaya Argentaria Colombia SA (Colombia),
Sub. Notes, 144A
4.875%	04/21/25		420	446,250
Banco Bilbao Vizcaya Argentaria SA (Spain),
Jr. Sub. Notes
8.875%	12/29/49	EUR	400	549,200
Banco del Estado de Chile (Chile),
Sr. Unsec’d. Notes, MTN, 144A
3.875%	02/08/22		200	211,552
Banco do Brasil SA (Brazil),
Sr. Unsec’d. Notes, MTN, 144A
3.750%	07/25/18	EUR	900	1,092,890
Banco Espirito Santo SA (Portugal),
Sr. Unsec’d. Notes, EMTN(d)
4.000%	01/21/19	EUR	700	249,232
Banco Mercantil del Norte SA (Mexico),
Jr. Sub. Notes, 144A
6.875%	07/06/22		200	212,750
7.625%	12/31/49		1,080	1,178,280
Banco Nacional de Comercio Exterior SNC (Mexico),
Sr. Unsec’d. Notes, 144A
4.375%	10/14/25		1,325	1,384,625
Sub. Notes, 144A
3.800%	08/11/26		800	801,000
Banco Nacional de Costa Rica (Costa Rica),
Sr. Unsec’d. Notes, 144A
5.875%	04/25/21		420	436,162
Banco Santander SA (Spain),
Jr. Sub. Notes
6.375%	05/29/49		400	407,531
Bank of America Corp.,
Jr. Sub. Notes
6.250%	09/29/49		380	418,950
Sr. Unsec’d. Notes, MTN
2.250%	04/21/20		2,019	2,023,498
4.000%	04/01/24		900	950,808
6.875%	04/25/18		2,000	2,057,568
Bank of America NA,
Sr. Unsec’d. Notes
1.750%	06/05/18		1,300	1,301,383

Interest Rate	Maturity Date		Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Banks (cont’d.)
Bank of Nova Scotia (The) (Canada),
Covered Bonds
1.875%	04/26/21			1,000	$987,746
Barclays Bank PLC (United Kingdom),
Certificate of Deposit, 3 Month LIBOR + 0.470%
1.827%(c)	05/17/18			900	900,374
Sub. Notes
7.625%	11/21/22			200	229,750
Barclays PLC (United Kingdom),
Jr. Sub. Notes
6.500%	12/29/49		EUR	600	744,564
7.000%	09/19/49		GBP	400	551,409
8.000%	12/15/49		EUR	700	929,371
Sr. Unsec’d. Notes, 3 Month LIBOR + 2.110%
3.419%(c)	08/10/21			800	835,287
BBVA Banco Continental SA (Peru),
Sub. Notes, 144A
5.250%	09/22/29			120	129,900
BNP Paribas SA (France),
Jr. Sub. Notes
6.125%	12/29/49		EUR	379	506,349
Jr. Sub. Notes, 144A
7.625%	12/29/49			240	263,700
BPCE SA (France),
Gtd. Notes, MTN, 3 Month LIBOR + 1.220%, 144A
2.535%(c)	05/22/22			700	708,456
Sub. Notes, EMTN
2.750%	11/30/27		EUR	700	885,155
CIT Group, Inc.,
Sr. Unsec’d. Notes
3.875%	02/19/19			500	509,375
5.375%	05/15/20			200	214,750
Citigroup, Inc.,
Jr. Sub. Notes
5.350%	05/29/49	(a)		460	477,618
5.950%	12/29/49			1,760	1,903,000
6.300%	12/29/49	(a)		200	217,000
8.400%	04/29/49			800	834,000
Sr. Unsec’d. Notes
2.750%	04/25/22			900	904,327
8.125%	07/15/39			84	132,864
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.880%
2.191%(c)	07/30/18			800	804,224
Sub. Notes
4.450%	09/29/27			500	527,768
4.600%	03/09/26			350	372,624
5.300%	05/06/44			209	244,459
Citizens Bank NA,
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.570%
1.887%(c)	05/26/20			700	701,470
Commerzbank Finance & Covered Bond SA (Luxembourg),
Covered Bonds
4.250%	06/04/18		EUR	2,000	2,430,304
Cooperatieve Rabobank UA (Netherlands),
Sr. Unsec’d. Notes
6.875%	03/19/20		EUR	1,200	1,646,905
Credit Agricole SA (France),
Jr. Sub. Notes
6.500%	06/23/21		EUR	360	473,348

A31

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Banks (cont’d.)
Credit Suisse Group Funding Guernsey Ltd. (Switzerland),
Gtd. Notes
4.875%	05/15/45		290	$324,095
Gtd. Notes, 3 Month LIBOR + 2.290%
3.594%(c)	04/16/21		1,100	1,155,313
Danske Bank A/S (Denmark),
Jr. Sub. Notes, EMTN
5.875%	10/29/49	EUR	660	868,780
Deutsche Bank AG (Germany),
Sr. Unsec’d. Notes
4.250%	10/14/21		900	942,800
Development Bank of Japan, Inc. (Japan),
Gov’t. Gtd. Notes, MTN, 144A
1.625%	09/01/21		1,500	1,458,480
2.125%	09/01/22		300	296,982
Dexia Credit Local SA (France),
Gov’t. Liquid Gtd. Notes, 144A
2.375%	09/20/22		3,400	3,390,708
Goldman Sachs Capital II, Ltd. Gtd. Notes,
3 Month LIBOR + 0.770%
4.000%(c)	12/29/49		42	37,695
Goldman Sachs Capital III,
Ltd. Gtd. Notes, 3 Month LIBOR + 0.770%
4.000%(c)	09/29/49		27	24,165
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes
4.750%	10/21/45		100	111,206
Sr. Unsec’d. Notes, 3 Month LIBOR + 1.200%
2.520%(c)	09/15/20		500	509,468
Sub. Notes
4.250%	10/21/25		90	93,829
5.150%	05/22/45		240	274,747
6.750%	10/01/37		850	1,121,398
HSBC Holdings PLC (United Kingdom),
Jr. Sub. Notes
6.375%	12/29/49		260	278,931
Sr. Unsec’d. Notes
4.300%	03/08/26		250	268,617
ING Bank NV (Netherlands),
Covered Bonds, MTN, 144A
2.625%	12/05/22		300	303,649
ING Groep NV (Netherlands),
Sub. Notes, EMTN
2.500%	02/15/29	EUR	600	748,164
Intesa Sanpaolo SpA (Italy),
Jr. Sub. Notes, EMTN
7.000%	12/29/49	EUR	860	1,083,767
JPMorgan Chase & Co.,
Sr. Unsec’d. Notes
2.550%	10/29/20		1,200	1,213,590
Sr. Unsec’d. Notes, MTN, 3 Month LIBOR + 0.550%
1.864%(c)	04/25/18		1,900	1,904,939
KBC Bank NV (Belgium),
Sub. Notes
8.000%	01/25/23		1,200	1,220,299
KBC Group NV (Belgium),
Sub. Notes, EMTN
1.875%	03/11/27	EUR	400	486,083

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Banks (cont’d.)
Lansforsakringar Hypotek AB (Sweden),
Covered Bonds, MTN
2.250%	09/21/22	SEK	46,500	$6,111,853
Lloyds Bank PLC (United Kingdom),
Covered Bonds, EMTN
5.125%	03/07/25	GBP	300	498,871
Lloyds Banking Group PLC (United Kingdom),
Jr. Sub. Notes
7.000%	12/29/49	GBP	800	1,115,933
Macquarie Bank Ltd. (Australia),
Sr. Unsec’d. Notes, MTN, 3 Month LIBOR + 0.350%, 144A
1.681%(c)	04/04/19		600	599,952
Nordea Hypotek AB (Sweden),
Covered Bonds, MTN
1.000%	04/08/22	SEK	5,000	623,513
Nykredit Realkredit A/S (Denmark),
Covered Bonds
1.000%	04/01/18	DKK	18,100	2,894,505
1.000%	07/01/18	DKK	7,300	1,171,583
2.000%	10/01/17	DKK	2,400	380,996
2.000%	04/01/18	DKK	9,000	1,447,004
2.000%	07/01/18	DKK	41,600	6,717,512
2.000%	10/01/47	DKK	48,327	7,692,794
2.500%	10/01/47	DKK	1,076	177,328
3.000%	10/01/47	DKK	78	13,090
Realkredit Danmark A/S (Denmark),
Covered Bonds
1.000%	01/01/18	DKK	18,300	2,916,171
1.000%	04/01/18	DKK	10,900	1,743,100
1.000%	04/01/18	DKK	4,200	671,214
2.000%	10/01/47	DKK	30,797	4,896,149
Covered Bonds, MTN
2.500%	10/01/47	DKK	918	150,853
Royal Bank of Scotland Group PLC (United Kingdom),
Sub. Notes
5.125%	05/28/24		1,280	1,361,878
6.000%	12/19/23		510	564,019
6.100%	06/10/23		600	664,680
6.125%	12/15/22		160	176,007
Royal Bank of Scotland PLC (The) (United Kingdom),
Sub. Notes, EMTN
6.934%	04/09/18	EUR	300	367,024
Russian Agricultural Bank OJSC Via RSHB Capital SA (Russia),
Sr. Unsec’d. Notes
5.298%	12/27/17		200	201,143
Sub. Notes
8.500%	10/16/23		2,040	2,256,823
Santander UK Group Holdings PLC (United Kingdom),
Jr. Sub. Notes
7.375%	12/29/49	GBP	800	1,161,915
Sub. Notes, MTN, 144A
4.750%	09/15/25		200	208,920
Societe Generale SA (France),
Sub. Notes
2.500%	09/16/26	EUR	700	872,651
Stadshypotek AB (Sweden),
Covered Bonds
4.500%	09/21/22	SEK	15,000	2,175,620
Covered Bonds, MTN

A32

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Banks (cont’d.)
1.500%	12/15/21	SEK	2,000	$255,104
4.250%	10/10/17	AUD	900	706,427
Sumitomo Mitsui Trust Bank Ltd. (Japan),
Sr. Unsec’d. Notes, 144A
2.050%	03/06/19		700	700,601
Sveriges Sakerstallda Obligationer AB (Sweden),
Covered Bonds
1.250%	06/15/22	SEK	40,000	5,034,355
2.000%	06/17/26	SEK	11,000	1,390,786
Swedbank Hypotek AB (Sweden),
Covered Bonds, MTN
1.000%	09/15/21	SEK	9,800	1,228,118
TC Ziraat Bankasi A/S (Turkey),
Sr. Unsec’d. Notes, MTN, 144A
4.750%	04/29/21		760	769,500
5.125%	05/03/22		850	863,348
Toronto-Dominion Bank (The) (Canada),
Covered Bonds, 144A
2.250%	03/15/21		400	400,214
UBS AG (Switzerland),
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.580%, 144A
1.897%(c)	06/08/20		1,600	1,606,000
Sr. Unsec’d. Notes, MTN, 144A
2.200%	06/08/20		600	601,078
Sr. Unsec’d. Notes, MTN, 3 Month LIBOR + 0.320%, 144A
1.637%(c)	12/07/18		900	901,329
Sub. Notes
7.625%	08/17/22		1,300	1,532,375
Sub. Notes, EMTN
4.750%	05/22/23		1,800	1,824,804
UBS Group AG (Switzerland),
Jr. Sub. Notes
5.750%	12/29/49	EUR	400	529,878
UBS Group Funding Jersey Ltd. (Switzerland),
Gtd. Notes, 3 Month LIBOR + 1.780%, 144A
3.084%(c)	04/14/21		200	207,164
UBS Group Funding Switzerland AG (Switzerland),
Gtd. Notes, 144A
2.650%	02/01/22		600	597,641
UniCredit SpA (Italy),
Jr. Sub. Notes
6.625%	12/31/49	EUR	1,120	1,377,911
Wachovia Capital Trust III,
Ltd. Gtd. Notes, 3 Month LIBOR + 0.930%
5.570%(c)	03/29/49		4,828	4,840,070
Wells Fargo & Co.,
Jr. Sub. Notes
5.875%	12/29/49		128	142,464
Sr. Unsec’d. Notes, 3 Month LIBOR + 1.230%
2.541%(c)	10/31/23		700	716,078
Sr. Unsec’d. Notes, MTN
3.550%	09/29/25		220	225,457
Sub. Notes, MTN
4.400%	06/14/46		260	269,960
Westpac Banking Corp. (Australia),
Covered Bonds, 144A
1.850%	11/26/18		500	500,228

				134,522,968

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Beverages — 0.0%
Anheuser-Busch InBev Finance, Inc. (Belgium),
Gtd. Notes
3.650%	02/01/26		340	$351,734
4.900%	02/01/46		110	124,252
Constellation Brands, Inc.,
Gtd. Notes
4.750%	11/15/24		30	32,886
Cott Holdings, Inc. (Canada),
Gtd. Notes, 144A
5.500%	04/01/25		60	62,550
Pernod Ricard SA (France),
Sr. Unsec’d. Notes, 144A
5.500%	01/15/42		200	240,005

				811,427

Building Materials — 0.0%
Masco Corp.,
Sr. Unsec’d. Notes
3.500%	04/01/21		500	513,435

Chemicals — 0.0%
Braskem Finance Ltd. (Brazil),
Gtd. Notes
7.250%	06/05/18		100	102,750
Mexichem SAB de CV (Mexico),
Gtd. Notes, 144A
5.875%	09/17/44		470	487,625
OCP SA (Morocco),
Sr. Unsec’d. Notes, 144A
4.500%	10/22/25		700	704,267
Solvay Finance America LLC (Belgium),
Gtd. Notes, 144A
3.400%	12/03/20		600	619,197

				1,913,839

Commercial Services — 0.1%
ERAC USA Finance LLC,
Gtd. Notes, 144A
2.350%	10/15/19		400	401,621
2.600%	12/01/21		800	796,147
5.250%	10/01/20		300	324,428
Sr. Unsec’d. Notes, 144A
4.500%	08/16/21		500	533,704
United Rentals North America, Inc.,
Gtd. Notes
5.750%	11/15/24	(a)	220	233,475
5.875%	09/15/26		50	54,313
Wesleyan University,
Unsec’d. Notes
4.781%	07/01/2116		140	145,391

				2,489,079

Computers — 0.1%
Dell International LLC/EMC Corp.,
Sr. Sec’d. Notes, 144A
3.480%	06/01/19		1,110	1,132,041
4.420%	06/15/21		1,930	2,026,337
5.450%	06/15/23		800	875,520
DXC Technology Co.,
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.950%

A33

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Computers (cont’d.)
2.264%(c)	03/01/21		400	$401,516

				4,435,414

Diversified Financial Services — 0.4%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Netherlands),
Gtd. Notes
3.750%	05/15/19		400	409,308
4.625%	10/30/20		650	691,725
Ally Financial, Inc.,
Gtd. Notes
6.250%	12/01/17		500	502,875
8.000%	11/01/31		50	64,495
Sr. Unsec’d. Notes
3.600%	05/21/18		400	403,080
Bear Stearns Cos. LLC (The),
Gtd. Notes
7.250%	02/01/18		300	305,589
BOC Aviation Ltd. (Singapore),
Sr. Unsec’d. Notes, MTN, 144A
3.500%	09/18/27		200	198,472
BRFkredit A/S (Denmark),
Covered Bonds
2.000%	10/01/17	DKK	1,000	158,839
2.000%	04/01/18	DKK	13,300	2,137,930
2.500%	10/01/47	DKK	86	14,144
4.000%	01/01/18	DKK	25,200	4,045,596
Notes
1.000%	01/01/18	DKK	19,600	3,125,976
CBOE Holdings, Inc.,
Sr. Unsec’d. Notes
1.950%	06/28/19		300	299,700
Fondo MIVIVIENDA SA (Peru),
Sr. Unsec’d. Notes,144A
3.500%	01/31/23		830	849,920
GE Capital Australia Funding Pty Ltd.,
Gtd. Notes, MTN
4.500%	01/30/18	AUD	1,900	1,502,156
ILFC E-Capital Trust I,
Ltd. Gtd. Notes, 3 Month LIBOR + 1.550%, 144A
4.360%(c)	12/21/65		630	598,500
International Lease Finance Corp.,
Sr. Unsec’d. Notes
5.875%	04/01/19		600	632,039
6.250%	05/15/19		800	850,308
8.250%	12/15/20		600	701,108
Lincoln Finance Ltd. (Netherlands),
Sr. Sec’d. Notes
6.875%	04/15/21	EUR	200	250,680
Navient Corp.,
Sr. Unsec’d. Notes, MTN
5.500%	01/15/19		600	620,028
8.450%	06/15/18		450	468,900
Nordea Kredit Realkreditaktieselskab (Denmark),
Covered Bonds
1.000%	10/01/17	DKK	800	126,992
2.000%	10/01/17	DKK	4,900	777,866
2.000%	10/01/17	DKK	1,300	206,373
2.000%	10/01/47	DKK	22,611	3,597,245
2.000%	10/01/50	DKK	2,000	313,758

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Diversified Financial Services (cont’d.)
2.500%	10/01/47	DKK	174	$28,606
OneMain Financial Holdings LLC,
Gtd. Notes, 144A
6.750%	12/15/19		400	415,000
Quicken Loans, Inc.,
Gtd. Notes, 144A
5.750%	05/01/25		120	126,000
Synchrony Financial,
Sr. Unsec’d. Notes, 3 Month LIBOR + 1.400%
2.711%(c)	11/09/17		100	100,104

				24,523,312

Electric — 0.2%
Calpine Corp.,
Sr. Sec’d. Notes, 144A
5.250%	06/01/26		170	169,150
Cerro del Aguila SA (Peru),
Gtd. Notes, 144A
4.125%	08/16/27		350	348,705
Chugoku Electric Power Co., Inc. (The) (Japan),
Sr. Sec’d. Notes
2.701%	03/16/20		500	503,045
Comision Federal de Electricidad (Mexico),
Sr. Unsec’d. Notes, 144A
4.875%	01/15/24		580	622,050
Dominion Energy,
Inc., Sr. Unsec’d. Notes, 3 Month LIBOR + 0.550%, 144A
1.866%(c)	06/01/19		200	200,737
Duquesne Light Holdings,
Inc., Sr. Unsec’d. Notes, 144A
6.400%	09/15/20		300	333,361
Emera US Finance LP (Canada),
Gtd. Notes
2.700%	06/15/21		700	703,771
Enel Finance International NV (Italy),
Gtd. Notes, 144A
6.000%	10/07/39		300	369,783
Entergy Corp.,
Sr. Unsec’d. Notes
5.125%	09/15/20		700	748,472
Exelon Generation Co. LLC,
Sr. Unsec’d. Notes
4.000%	10/01/20		100	104,520
FirstEnergy Corp.,
Sr. Unsec’d. Notes
3.900%	07/15/27		220	223,418
7.375%	11/15/31		600	798,197
Georgia Power Co.,
Sr. Unsec’d. Notes
4.250%	12/01/19		700	733,343
Iberdrola Finance Ireland Ltd. (Spain),
Gtd. Notes, 144A
5.000%	09/11/19		100	105,233
Majapahit Holding BV (Indonesia),
Gtd. Notes
7.750%	01/20/20		550	613,305
Pampa Energia SA (Argentina),
Sr. Unsec’d. Notes, 144A
7.500%	01/24/27		750	815,123

A34

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Electric (cont’d.)
Perusahaan Listrik Negara PT (Indonesia),
Sr. Unsec’d. Notes, 144A
5.500%	11/22/21		850	$935,425
Southern Co. (The),
Sr. Unsec’d. Notes
2.750%	06/15/20		600	609,888
Three Gorges Finance I Cayman Islands Ltd. (China),
Gtd. Notes, 144A
3.700%	06/10/25		1,140	1,177,517

				10,115,043

Engineering & Construction — 0.0%
CRCC Yuxiang Ltd. (China),
Gtd. Notes
3.500%	05/16/23		400	408,702
Mexico City Airport Trust (Mexico),
Sr. Sec’d. Notes, 144A
5.500%	10/31/46		1,790	1,827,232

				2,235,934

Foods — 0.1%
Danone SA (France),
Sr. Unsec’d. Notes, 144A
1.691%	10/30/19		200	198,679
2.077%	11/02/21		800	785,931
Kraft Heinz Foods Co.,
Gtd. Notes
4.125%	07/01/27	GBP	420	616,985
5.200%	07/15/45		90	98,587
Gtd. Notes, 3 Month LIBOR + 0.570%
1.879%(c)	02/10/21		900	900,809
Lamb Weston Holdings, Inc.,
Gtd. Notes, 144A
4.875%	11/01/26		60	63,000
Marfrig Holdings Europe BV (Brazil),
Gtd. Notes, 144A
6.875%	06/24/19		530	545,900
McCormick & Co., Inc.,
Sr. Unsec’d. Notes
2.700%	08/15/22		700	703,304
Mondelez International Holdings Netherlands BV,
Gtd. Notes, 144A
2.000%	10/28/21		1,300	1,276,483
Smithfield Foods, Inc.,
Gtd. Notes, 144A
2.700%	01/31/20		1,400	1,404,310
Tyson Foods, Inc.,
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.450%
1.768%(c)	05/30/19		700	701,028

				7,295,016

Forest Products & Paper — 0.0%
Georgia-Pacific LLC,
Sr. Unsec’d. Notes, 144A
2.539%	11/15/19		500	504,081
Suzano Austria GmbH (Brazil),
Gtd. Notes, 144A
5.750%	07/14/26		1,030	1,106,529

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Forest Products & Paper (cont’d.)
Suzano Trading Ltd. (Brazil),
Gtd. Notes
5.875%	01/23/21		180	$194,175

				1,804,785

Gas — 0.0%
KazTransGas JSC (Kazakhstan),
Gtd. Notes, 144A
4.375%	09/26/27		860	853,550
Transportadora de Gas del Peru SA (Peru),
Sr. Unsec’d. Notes
4.250%	04/30/28		700	724,500

				1,578,050

Healthcare-Products — 0.0%
Becton Dickinson & Co.,
Sr. Unsec’d. Notes
2.675%	12/15/19		300	303,602
3.700%	06/06/27		530	535,877
DJO Finance LLC/DJO Finance Corp.,
Sec’d. Notes
10.750%	04/15/20	(a)	330	286,275
DJO Finco, Inc./DJO Finance LLC/DJO Finance Corp.,
Sec’d. Notes, 144A
8.125%	06/15/21		30	28,725
Universal Hospital Services, Inc.,
Sec’d. Notes
7.625%	08/15/20		30	30,375
Zimmer Biomet Holdings, Inc.,
Sr. Unsec’d. Notes
2.700%	04/01/20		700	706,987

				1,891,841

Healthcare-Services — 0.1%
Catholic Health Initiatives,
Sec’d. Notes
4.350%	11/01/42		210	196,752
Centene Corp.,
Sr. Unsec’d. Notes
4.750%	05/15/22		50	52,188
4.750%	01/15/25		110	114,125
6.125%	02/15/24		30	32,438
DaVita, Inc.,
Gtd. Notes
5.000%	05/01/25		40	39,462
Dignity Health,
Sec’d. Notes
5.267%	11/01/64		120	125,294
Fresenius Medical Care US Finance II, Inc. (Germany),
Gtd. Notes, 144A
5.625%	07/31/19		700	742,665
HCA, Inc.,
Gtd. Notes
5.375%	02/01/25		10	10,538
Sr. Sec’d. Notes
3.750%	03/15/19		1,100	1,123,375
4.500%	02/15/27		20	20,450

				2,457,287

A35

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Holding Companies–Diversified — 0.0%
Co-operative Group Holdings Ltd. (United Kingdom),
Gtd. Notes
6.875%	07/08/20	GBP	200	$299,436

Home Builders — 0.0%
PulteGroup, Inc.,
Gtd. Notes
6.375%	05/15/33		110	119,350

Household Products/Wares — 0.0%
Reckitt Benckiser Treasury Services PLC (United Kingdom),
Gtd. Notes, 3 Month LIBOR + 0.560%, 144A
1.888%(c)	06/24/22		400	401,234

Independent Power & Renewable Electricity Producers — 0.0%
MMC Energy, Inc., Escrow Shares,
First Lien(d)
2.511%	10/15/99^		950	—

Insurance — 0.0%
Chubb INA Holdings, Inc.,
Gtd. Notes
4.350%	11/03/45		160	175,827
Teachers Insurance & Annuity Association of America,
Sub. Notes, 144A
4.900%	09/15/44		490	553,398

				729,225

Internet — 0.1%
Amazon.com, Inc.,
Sr. Unsec’d. Notes
4.950%	12/05/44		80	92,387
Sr. Unsec’d. Notes, 144A
4.050%	08/22/47		790	805,106
4.250%	08/22/57		1,060	1,087,629
eBay, Inc.,
Sr. Unsec’d. Notes
2.150%	06/05/20		1,000	1,002,253
2.750%	01/30/23		100	99,685
Netflix, Inc.,
Sr. Unsec’d. Notes
5.500%	02/15/22		160	174,400

				3,261,460

Iron/Steel — 0.0%
Vale Overseas Ltd. (Brazil),
Gtd. Notes
5.875%	06/10/21		155	170,423
6.875%	11/21/36		664	760,280

				930,703

Leisure Time — 0.0%
NCL Corp. Ltd.,
Sr. Unsec’d. Notes, 144A
4.625%	11/15/20		70	71,838

Lodging — 0.0%
Gohl Capital Ltd. (Malaysia),
Gtd. Notes
4.250%	01/24/27		500	515,516
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp.,
Gtd. Notes

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Lodging (cont’d.)
4.875%	04/01/27	130	$136,500

			652,016

Machinery-Diversified — 0.0%
John Deere Capital Corp.,
Sr. Unsec’d. Notes, MTN, 3 Month LIBOR + 0.290%
1.613%(c)	06/22/20	1,100	1,101,804

Media — 0.1%
Altice Financing SA (Luxembourg),
Sr. Sec’d. Notes, 144A
6.625%	02/15/23	200	212,000
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes, 144A
5.125%	05/01/27	50	50,688
5.375%	05/01/25	80	82,910
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes
6.834%	10/23/55	610	740,470
Sr. Sec’d. Notes, 144A
3.750%	02/15/28	1,500	1,467,821
4.200%	03/15/28	130	131,548
CSC Holdings LLC,
Sr. Unsec’d. Notes
8.625%	02/15/19	210	227,588
DISH DBS Corp.,
Gtd. Notes
5.875%	11/15/24	220	230,588
Myriad International Holdings BV (South Africa),
Gtd. Notes, 144A
4.850%	07/06/27	580	599,720
5.500%	07/21/25	440	479,494
Sky PLC (United Kingdom),
Gtd. Notes, 144A
2.625%	09/16/19	200	201,361
Time Warner Cable LLC,
Sr. Sec’d. Notes
5.000%	02/01/20	400	422,896
7.300%	07/01/38	210	263,592
8.750%	02/14/19	1,000	1,086,241
Virgin Media Secured Finance PLC (United Kingdom),
Sr. Sec’d. Notes, 144A
5.250%	01/15/26	200	208,250

			6,405,167

Mining — 0.0%
Anglo American Capital PLC (United Kingdom),
Gtd. Notes, 144A
3.625%	09/11/24	200	199,501
BHP Billiton Finance USA Ltd. (Australia),
Gtd. Notes, 144A
6.750%	10/19/75	280	329,700
Corp. Nacional del Cobre de Chile (Chile),
Sr. Unsec’d. Notes
3.000%	07/17/22	396	398,284
FMG Resources August 2006 Pty Ltd. (Australia),
Sr. Sec’d. Notes, 144A
9.750%	03/01/22	100	112,450

A36

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Mining (cont’d.)
Freeport-McMoRan, Inc.,
Gtd. Notes
2.375%	03/15/18			150	$150,000
Southern Copper Corp. (Peru),
Sr. Unsec’d. Notes
6.750%	04/16/40			220	269,974

					1,459,909

Miscellaneous Manufacturing — 0.0%
CBC Ammo LLC/CBC FinCo, Inc. (Brazil),
Sr. Unsec’d. Notes, 144A
7.250%	11/15/21			30	30,300
General Electric Co.,
Sr. Unsec’d. Notes, MTN
5.875%	01/14/38			130	170,117

					200,417

Oil & Gas — 0.7%
Anadarko Petroleum Corp.,
Sr. Unsec’d. Notes
3.450%	07/15/24			30	29,772
4.500%	07/15/44			100	95,173
5.550%	03/15/26	(a)		320	357,389
8.700%	03/15/19			700	763,974
Apache Corp.,
Sr. Unsec’d. Notes
4.750%	04/15/43			260	260,276
5.100%	09/01/40			370	386,994
BG Energy Capital PLC (United Kingdom),
Gtd. Notes
6.500%	11/30/72		GBP	100	135,107
Black Elk Energy LLC Escrow,
Notes(d)
2.573%	12/01/99^			600	—
Chesapeake Energy Corp.,
Gtd. Notes
5.750%	03/15/23			340	313,650
6.125%	02/15/21			50	50,375
6.625%	08/15/20			50	51,500
CNOOC Curtis Funding No. 1 Pty Ltd. (China),
Gtd. Notes
4.500%	10/03/23			550	593,675
Devon Energy Corp.,
Sr. Unsec’d. Notes
5.000%	06/15/45			100	105,378
5.600%	07/15/41			10	10,944
5.850%	12/15/25	(a)		240	276,672
Ecopetrol SA (Colombia),
Sr. Unsec’d. Notes
4.125%	01/16/25			660	661,650
5.375%	06/26/26			340	362,100
5.875%	09/18/23			1,340	1,488,070
5.875%	05/28/45			380	371,450
Ensco PLC,
Sr. Unsec’d. Notes
8.000%	01/31/24			53	52,073
EP Energy LLC/Everest Acquisition Finance,
Inc., Gtd. Notes
6.375%	06/15/23			190	116,850

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Oil & Gas (cont’d.)
Exxon Mobil Corp.,
Sr. Unsec’d. Notes
4.114%	03/01/46		230	$248,515
KazMunayGas National Co. JSC (Kazakhstan),
Sr. Unsec’d. Notes, 144A
5.750%	04/19/47		780	767,788
Sr. Unsec’d. Notes, MTN
4.400%	04/30/23		1,400	1,421,000
5.750%	04/30/43		950	951,368
Kerr-McGee Corp.,
Gtd. Notes
6.950%	07/01/24		70	83,184
Lukoil International Finance BV (Russia),
Gtd. Notes
6.656%	06/07/22		829	936,770
Magnum Hunter Resources Corp.,
Gtd. Notes
2.568%	12/31/99^		430	—
MEG Energy Corp. (Canada),
Gtd. Notes, 144A
6.375%	01/30/23		130	113,425
7.000%	03/31/24		30	25,725
Oasis Petroleum, Inc.,
Gtd. Notes
6.875%	03/15/22	(a)	190	193,325
Occidental Petroleum Corp.,
Sr. Unsec’d. Notes
4.100%	02/15/47		140	143,790
4.400%	04/15/46		20	21,256
4.625%	06/15/45		90	98,431
Odebrecht Drilling Norbe VIII/IX Ltd. (Brazil),
Sr. Sec’d. Notes, 144A(d)
6.350%	06/30/22		143	92,593
Pertamina Persero PT (Indonesia),
Sr. Unsec’d. Notes
6.000%	05/03/42		1,862	2,098,344
Petrobras Global Finance BV (Brazil),
Gtd. Notes
4.375%	05/20/23	(a)	700	691,950
5.625%	05/20/43		3,130	2,793,525
6.125%	01/17/22		600	645,000
6.750%	01/27/41		771	767,145
6.850%	06/05/2115		1,960	1,869,351
7.375%	01/17/27		1,200	1,321,200
Gtd. Notes, 144A
5.299%	01/27/25		499	498,252
5.999%	01/27/28		1,910	1,908,568
Sr. Unsec’d. Notes
8.375%	12/10/18		100	106,573
Petroleos de Venezuela SA (Venezuela),
Gtd. Notes
9.000%	11/17/21		2,920	1,197,200
Petroleos del Peru SA (Peru),
Sr. Unsec’d. Notes, 144A
4.750%	06/19/32		1,700	1,748,280
Petroleos Mexicanos (Mexico),
Gtd. Notes
4.875%	01/24/22		1,906	1,998,918
4.875%	01/18/24		2,800	2,903,600

A37

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Oil & Gas (cont’d.)
5.500%	01/21/21		790	$842,930
6.375%	01/23/45		850	864,875
6.500%	06/02/41		759	793,535
Phillips 66,
Gtd. Notes, 3 Month LIBOR + 0.650%, 144A
1.954%(c)	04/15/19		100	100,126
Pioneer Natural Resources Co.,
Sr. Unsec’d. Notes
3.450%	01/15/21		700	715,732
QEP Resources, Inc.,
Sr. Unsec’d. Notes
5.250%	05/01/23		90	87,525
Quicksilver Escrow Shares,
Notes
10.000%	08/01/99^		675	—
Range Resources Corp.,
Gtd. Notes
4.875%	05/15/25		180	177,300
Gtd. Notes, 144A
5.875%	07/01/22		90	92,925
Rice Energy, Inc.,
Gtd. Notes
6.250%	05/01/22		170	177,650
7.250%	05/01/23		10	10,775
RSP Permian, Inc.,
Gtd. Notes
6.625%	10/01/22		30	31,463
Sanchez Energy Corp.,
Gtd. Notes
6.125%	01/15/23	(a)	920	786,600
7.750%	06/15/21	(a)	330	312,675
Shelf Drilling Holdings Ltd. (United Arab Emirates),
Sec’d. Notes, 144A
9.500%	11/02/20		45	45,807
Sinopec Group Overseas Development 2013 Ltd. (China), Gtd. Notes
4.375%	10/17/23		200	215,122
Sinopec Group Overseas Development 2014 Ltd. (China),
Gtd. Notes, 144A
4.375%	04/10/24		2,000	2,146,928
Teine Energy Ltd. (Canada),
Sr. Unsec’d. Notes, 144A
6.875%	09/30/22		220	223,850
Whiting Petroleum Corp.,
Gtd. Notes
5.750%	03/15/21	(a)	110	108,075
WPX Energy, Inc.,
Sr. Unsec’d. Notes
8.250%	08/01/23		180	201,825

				40,063,866

Oil & Gas Services — 0.0%
Halliburton Co.,
Sr. Unsec’d. Notes
3.800%	11/15/25		110	112,949
4.850%	11/15/35		230	249,343
KCA Deutag UK Finance PLC (United Kingdom),
Sr. Sec’d. Notes, 144A
9.875%	04/01/22		240	249,000

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Oil & Gas Services (cont’d.)
Schlumberger Holdings Corp.,
Sr. Unsec’d. Notes, 144A
4.000%	12/21/25		360	$377,629

				988,921

Pharmaceuticals — 0.2%
Allergan Funding SCS,
Gtd. Notes
3.000%	03/12/20		1,500	1,531,392
4.550%	03/15/35		10	10,669
Cardinal Health, Inc.,
Sr. Unsec’d. Notes
1.948%	06/14/19		600	600,239
3.410%	06/15/27		150	150,513
4.625%	12/15/20		100	106,897
Forest Laboratories LLC,
Gtd. Notes, 144A
5.000%	12/15/21		500	546,450
Mylan NV,
Gtd. Notes
2.500%	06/07/19		300	301,184
3.750%	12/15/20		700	725,763
Shire Acquisitions Investments Ireland DAC,
Gtd. Notes
1.900%	09/23/19		800	798,418
Teva Pharmaceutical Finance Netherlands III BV (Israel),
Gtd. Notes
2.800%	07/21/23		10	9,538
3.150%	10/01/26		90	82,953
Valeant Pharmaceuticals International, Inc.,
Gtd. Notes, 144A
5.375%	03/15/20		110	109,863
5.500%	03/01/23		270	236,925
5.875%	05/15/23		660	583,275
6.125%	04/15/25	(a)	1,780	1,559,725
6.375%	10/15/20		80	80,200
7.000%	10/01/20		140	140,875
7.500%	07/15/21	(a)	430	428,925
Sr. Sec’d. Notes, 144A
6.500%	03/15/22		40	42,300
7.000%	03/15/24		100	106,759

				8,152,863

Pipelines — 0.2%
Blue Racer Midstream LLC/Blue Racer Finance Corp.,
Gtd. Notes, 144A
6.125%	11/15/22		120	124,500
Cheniere Corpus Christi Holdings LLC,
Sr. Sec’d. Notes, 144A
5.125%	06/30/27		60	61,800
DCP Midstream Operating LP,
Gtd. Notes, 144A
6.450%	11/03/36		20	21,000
6.750%	09/15/37		140	149,450
Enbridge, Inc. (Canada),
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.700%
2.026%(c)	06/15/20		1,100	1,108,927
Energy Transfer LP,
Sr. Unsec’d. Notes

A38

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Pipelines (cont’d.)
4.150%	10/01/20		300	$313,316
4.650%	06/01/21		300	318,847
Energy Transfer LP/Regency Energy Finance Corp.,
Gtd. Notes
5.750%	09/01/20		600	645,610
Enterprise Products Operating LLC,
Gtd. Notes
6.500%	01/31/19		700	740,736
Genesis Energy LP/Genesis Energy Finance Corp.,
Gtd. Notes
6.750%	08/01/22		150	153,375
GNL Quintero SA (Chile),
Sr. Unsec’d. Notes, 144A
4.634%	07/31/29		300	313,875
Kinder Morgan Energy Partners LP,
Gtd. Notes
3.500%	09/01/23		100	101,095
4.250%	09/01/24		100	103,776
Kinder Morgan, Inc.,
Gtd. Notes
5.300%	12/01/34		70	73,082
MPLX LP,
Sr. Unsec’d. Notes
4.875%	12/01/24		340	366,371
Rockies Express Pipeline LLC,
Sr. Unsec’d. Notes, 144A
6.875%	04/15/40		220	244,200
Spectra Energy Partners LP,
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.700%
2.016%(c)	06/05/20		1,000	1,008,179
Targa Resources Partners LP/Targa Resources Partners Finance Corp.,
Gtd. Notes
6.750%	03/15/24		150	162,750
TransCanada PipeLines Ltd. (Canada),
Sr. Unsec’d. Notes
3.800%	10/01/20		1,300	1,359,061
Transcontinental Gas Pipe Line Co. LLC,
Sr. Unsec’d. Notes
7.850%	02/01/26		260	335,854
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes
8.750%	03/15/32		190	245,575

				7,951,379

Real Estate — 0.0%
Akelius Residential Property AB (Sweden),
Sr. Unsec’d. Notes
3.375%	09/23/20	EUR	500	642,773
China Overseas Finance Cayman V Ltd. (China),
Gtd. Notes
3.950%	11/15/22		400	416,508
Tesco Property Finance 3 PLC (United Kingdom),
Sec’d. Notes
5.744%	04/13/40	GBP	98	146,018
Tesco Property Finance 5 PLC (United Kingdom),
Sr. Sec’d. Notes
5.661%	10/13/41	GBP	111	162,969

				1,368,268

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Real Estate Investment Trusts (REITs) — 0.0%
Goodman US Finance Three LLC (Australia),
Gtd. Notes, 144A
4.500%	10/15/37		700	$708,728
Iron Mountain, Inc.,
Gtd. Notes, 144A
4.375%	06/01/21		280	289,601
Unibail-Rodamco SE (France),
Sr. Unsec’d. Notes, EMTN, 3 Month LIBOR + 0.770%
2.074%(c)	04/16/19		500	502,796

				1,501,125

Retail — 0.0%
1011778 BC ULC/New Red Finance, Inc. (Canada),
Sec’d. Notes, 144A
5.000%	10/15/25		90	91,116
6.000%	04/01/22		164	169,166
AutoNation, Inc.,
Gtd. Notes
5.500%	02/01/20		600	640,825
Dollar Tree, Inc.,
Gtd. Notes
5.750%	03/01/23		230	242,650
QVC, Inc.,
Sr. Sec’d. Notes
3.125%	04/01/19		900	909,171

				2,052,928

Savings & Loans — 0.0%
Nationwide Building Society (United Kingdom),
Jr. Sub. Notes
10.250%(cc)	06/20/66	GBP	167	348,397

Semiconductors — 0.0%
KLA-Tencor Corp.,
Sr. Unsec’d. Notes
3.375%	11/01/19		700	717,604
Micron Technology, Inc.,
Sr. Unsec’d. Notes, 144A
5.250%	08/01/23		330	344,190
NXP BV/NXP Funding LLC (Netherlands),
Gtd. Notes, 144A
4.125%	06/15/20		600	626,250

				1,688,044

Software — 0.0%
Autodesk, Inc.,
Sr. Unsec’d. Notes
3.125%	06/15/20		600	610,265
First Data Corp.,
Gtd. Notes, 144A
7.000%	12/01/23		10	10,678
Sr. Sec’d. Notes, 144A
5.000%	01/15/24		170	176,511
Microsoft Corp.,
Sr. Unsec’d. Notes
3.300%	02/06/27		280	289,913
3.700%	08/08/46		130	131,097
VMware, Inc.,
Sr. Unsec’d. Notes
2.300%	08/21/20		900	902,635

A39

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Software (cont’d.)
2.950%	08/21/22			100	$100,597

					2,221,696

Telecommunications — 0.1%
AT&T, Inc.,
Sr. Unsec’d. Notes
1.800%	09/04/26		EUR	600	719,560
2.800%	02/17/21			100	101,191
5.150%	02/14/50			630	633,068
5.200%	03/15/20			700	749,456
5.300%	08/14/58			100	101,086
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.950%
2.254%(c)	07/15/21			1,000	1,012,595
CenturyLink, Inc.,
Sr. Unsec’d. Notes
5.625%	04/01/25	(a)		130	124,475
CommScope Technologies LLC,
Gtd. Notes, 144A
5.000%	03/15/27			50	50,125
Intelsat Jackson Holdings SA (Luxembourg),
Gtd. Notes
7.250%	10/15/20			100	96,250
Level 3 Financing, Inc.,
Gtd. Notes
6.125%	01/15/21			160	163,776
Sprint Capital Corp.,
Gtd. Notes
8.750%	03/15/32			100	127,875
Sprint Communications, Inc.,
Gtd. Notes, 144A
9.000%	11/15/18			30	32,225
Sr. Unsec’d. Notes
11.500%	11/15/21			30	38,132
Sprint Corp.,
Gtd. Notes
7.875%	09/15/23			120	139,200
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
4.125%	08/15/46			180	163,632

					4,252,646

Transportation — 0.1%
Empresa de Transporte de Pasajeros Metro SA (Chile),
Sr. Unsec’d. Notes, 144A
5.000%	01/25/47			410	450,381
Pelabuhan Indonesia II PT (Indonesia),
Sr. Unsec’d. Notes, 144A
4.250%	05/05/25			890	914,012
Pelabuhan Indonesia III Persero PT (Indonesia),
Sr. Unsec’d. Notes
4.875%	10/01/24			500	534,819
Ryder System, Inc.,
Sr. Unsec’d. Notes, MTN
2.450%	09/03/19			100	100,719
XPO Logistics, Inc.,
Gtd. Notes, 144A
6.500%	06/15/22	(a)		380	399,000

					2,398,931

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Trucking & Leasing — 0.1%
Aviation Capital Group Corp.,
Sr. Unsec’d. Notes, 144A
7.125%	10/15/20		1,200	$1,356,094
DAE Funding LLC (United Arab Emirates),
Gtd. Notes, 144A
4.500%	08/01/22		32	32,796
5.000%	08/01/24		500	512,500
Park Aerospace Holdings Ltd. (Ireland),
Gtd. Notes, 144A
5.250%	08/15/22		210	218,400
5.500%	02/15/24		410	430,500
SMBC Aviation Capital Finance DAC (Ireland),
Gtd. Notes, 144A
2.650%	07/15/21		200	198,153
3.000%	07/15/22		400	399,363

				3,147,806

TOTAL CORPORATE BONDS (cost $292,460,322)				303,081,284

FOREIGN GOVERNMENT BONDS — 5.1%
Argentina POM Politica Monetaria (Argentina),
Bonds, Argentina Central Bank 7D Repo Reference Rate + 0.000%
26.250%(c)	06/21/20	ARS	11,970	721,263
Argentine Bonos del Tesoro (Argentina),
Bonds
15.500%	10/17/26	ARS	11,460	702,693
16.000%	10/17/23	ARS	4,340	258,647
21.200%	09/19/18	ARS	6,540	376,036
22.750%	03/05/18	ARS	2,520	143,816
Unsec’d. Notes
18.200%	10/03/21	ARS	36,417	2,165,732
Argentine Republic Government International Bond (Argentina),
Sr. Unsec’d. Notes
2.500%	12/31/38		3,860	2,721,300
5.625%	01/26/22		380	399,000
6.875%	04/22/21		470	512,300
6.875%	01/26/27		500	540,250
7.500%	04/22/26		930	1,045,320
7.625%	04/22/46		200	222,000
8.280%	12/31/33		2,916	3,382,837
Sr. Unsec’d. Notes, 144A
7.125%	06/28/2117		990	988,020
Armenia International Bond (Armenia),
Sr. Unsec’d. Notes
6.000%	09/30/20		570	601,919
Australia Government Bond (Australia),
Sr. Unsec’d. Notes
3.000%	09/20/25	AUD	600	651,488
3.000%	03/21/47	AUD	2,930	2,043,758
Autonomous Community of Catalonia (Spain),
Sr. Unsec’d. Notes
4.950%	02/11/20	EUR	100	123,978
Autonomous Community of Valencia Spain (Spain),
Sr. Unsec’d. Notes, EMTN
4.900%	03/17/20	EUR	1,100	1,442,060
Avi Funding Co. Ltd. (China),
Sr. Unsec’d. Notes, MTN, 144A

A40

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
FOREIGN GOVERNMENT BONDS (Continued)
2.850%	09/16/20		760	$760,833
Belarus International Bond (Belarus),
Sr. Unsec’d. Notes, 144A
6.875%	02/28/23		440	472,890
Brazil Letras do Tesouro Nacional (Brazil),
BILLS
9.210%(s)	07/01/18	BRL	35,700	10,717,338
9.337%(s)	04/01/18	BRL	30,400	9,279,960
10.916%(s)	01/01/18	BRL	18,300	5,677,597
Brazil Notas do Tesouro Nacional (Brazil),
Notes
6.000%	08/15/50	BRL	683	737,913
10.000%	01/01/21	BRL	9,631	3,147,613
10.000%	01/01/23	BRL	8,158	2,648,721
Brazilian Government International Bond (Brazil),
Sr. Unsec’d. Notes
2.625%	01/05/23		1,560	1,495,650
4.250%	01/07/25		310	313,100
5.000%	01/27/45		2,910	2,708,337
Bundesobligation (Germany),
Bonds
7.069%(s)	04/17/20	EUR	1,500	1,802,337
Bundesrepublik Deutschland Bundesobligation Inflation Linked Bond (Germany),
Bonds, TIPS
0.750%	04/15/18	EUR	1,000	1,281,584
Cameroon International Bond (Cameroon),
Sr. Unsec’d. Notes, 144A
9.500%	11/19/25		240	283,091
Canadian Government Real Return Bond (Canada),
Bonds, TIPS
4.250%	12/01/26	CAD	600	953,971
China Government Bond (China),
Sr. Unsec’d. Notes
3.310%	11/30/25	CNY	2,500	361,178
3.380%	11/21/24	CNY	2,000	291,578
3.390%	05/21/25	CNY	2,000	290,922
3.480%	06/29/27	CNY	5,500	797,737
4.290%	05/22/29	CNY	1,000	152,148
City of Buenos Aires Argentina (Argentina),
Sr. Unsec’d. Notes, 144A
7.500%	06/01/27		850	942,225
Colombia Government International Bond (Colombia),
Sr. Unsec’d. Notes
3.875%	04/25/27		800	812,800
5.000%	06/15/45		1,730	1,779,738
5.625%	02/26/44		1,450	1,621,100
Costa Rica Government International Bond (Costa Rica),
Sr. Unsec’d. Notes, 144A
7.000%	04/04/44		980	1,041,299
Deutsche Bundesrepublik Inflation Linked Bond (Germany),
Bonds, TIPS
0.100%	04/15/23	EUR	300	400,942
Dominican Republic International Bond (Dominican Republic),
Sr. Unsec’d. Notes, 144A
5.500%	01/27/25		1,530	1,617,975
6.850%	01/27/45		740	827,875
Ecuador Government International Bond (Ecuador),
Sr. Unsec’d. Notes
7.950%	06/20/24		880	870,099
8.750%	06/02/23		540	558,225

Interest Rate	Maturity Date	Principal Amount (000)#		Value
FOREIGN GOVERNMENT BONDS (Continued)
10.750%	03/28/22		800	$893,999
Sr. Unsec’d. Notes, 144A
9.650%	12/13/26		1,160	1,223,798
10.750%	03/28/22		1,150	1,285,124
Egypt Government International Bond (Egypt),
Sr. Unsec’d. Notes, MTN
6.125%	01/31/22		350	362,212
Sr. Unsec’d. Notes, MTN, 144A
6.125%	01/31/22		820	848,610
7.500%	01/31/27		400	435,230
8.500%	01/31/47		800	891,326
El Salvador Government International Bond (El Salvador),
Sr. Unsec’d. Notes, 144A
6.375%	01/18/27		1,170	1,158,300
European Bank for Reconstruction & Development (Supranational Bank),
Sr. Unsec’d. Notes, GMTN
0.500%	12/21/23	AUD	800	516,998
European Investment Bank (Supranational Bank),
Sr. Unsec’d. Notes, EMTN
0.500%	07/21/23	AUD	1,100	736,042
0.500%	08/10/23	AUD	700	468,255
Export Credit Bank of Turkey (Turkey),
Sr. Unsec’d. Notes, 144A
5.000%	09/23/21		610	624,259
5.875%	04/24/19		570	590,196
Export-Import Bank of China (The) (China),
Sr. Unsec’d. Notes
3.625%	07/31/24		500	516,465
French Republic Government Bond OAT (France),
Unsec’d. Notes, 144A
2.000%	05/25/48	EUR	900	1,102,843
Gabon Government International Bond (Gabon),
Sr. Unsec’d. Notes, 144A
6.950%	06/16/25		330	328,221
Georgia Government International Bond (Georgia),
Unsec’d. Notes
6.875%	04/12/21		280	312,816
Ghana Government International Bond (Ghana),
Bank Gtd. Notes, 144A
10.750%	10/14/30		280	363,580
Sr. Unsec’d. Notes
7.875%	08/07/23		350	371,515
Sr. Unsec’d. Notes, 144A
8.125%	01/18/26		440	467,641
9.250%	09/15/22		290	322,277
Guatemala Government Bond (Guatemala),
Sr. Unsec’d. Notes, 144A
4.375%	06/05/27		600	594,000
4.500%	05/03/26		350	352,625
Hellenic Republic Government Bond (Greece),
Bonds
3.000%	02/24/23	EUR	94	104,277
3.000%	02/24/24	EUR	94	102,233
3.000%	02/24/25	EUR	94	100,467
3.000%	02/24/26	EUR	94	98,928
3.000%	02/24/27	EUR	94	96,977
3.000%	02/24/28	EUR	94	93,439
3.000%	02/24/29	EUR	94	90,475
3.000%	02/24/30	EUR	94	88,369
3.000%	02/24/31	EUR	94	86,658

A41

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
FOREIGN GOVERNMENT BONDS (Continued)
3.000%	02/24/32	EUR	94	$85,819
3.000%	02/24/33	EUR	94	84,305
3.000%	02/24/34	EUR	94	82,959
3.000%	02/24/35	EUR	94	81,699
3.000%	02/24/36	EUR	94	80,546
3.000%	02/24/37	EUR	94	79,849
3.000%	02/24/38	EUR	94	79,029
3.000%	02/24/39	EUR	94	78,884
3.000%	02/24/40	EUR	94	78,698
3.000%	02/24/41	EUR	94	78,779
3.000%	02/24/42	EUR	94	78,717
Honduras Government International Bond (Honduras),
Sr. Unsec’d. Notes
7.500%	03/15/24		250	284,375
Sr. Unsec’d. Notes, 144A
6.250%	01/19/27		800	860,272
Hungary Government International Bond (Hungary),
Sr. Unsec’d. Notes
5.750%	11/22/23		1,556	1,803,077
Indonesia Government International Bond (Indonesia),
Sr. Unsec’d. Notes, MTN
3.375%	04/15/23		1,120	1,138,704
3.750%	04/25/22		600	622,583
5.250%	01/17/42		5,044	5,625,028
Sr. Unsec’d. Notes, MTN, 144A
5.875%	01/15/24		3,086	3,537,676
Indonesia Treasury Bond (Indonesia),
Sr. Unsec’d. Notes
7.000%	05/15/27	IDR	44,697,000	3,446,272
8.375%	09/15/26	IDR	658,000	55,008
8.375%	03/15/34	IDR	18,305,000	1,496,310
Italy Buoni Poliennali del Tesoro (Italy),
Bonds
1.450%	11/15/24	EUR	5,200	6,086,710
2.000%	12/01/25	EUR	5,560	6,665,797
5.000%	09/01/40	EUR	1,140	1,746,016
Bonds, 144A
3.250%	09/01/46	EUR	1,510	1,788,443
Bonds, TIPS
1.650%	04/23/20	EUR	200	250,109
3.750%	09/01/24	EUR	200	271,055
Sr. Unsec’d. Notes, TIPS, 144A
0.100%	05/15/22	EUR	300	366,821
4.750%	09/01/28	EUR	1,100	1,608,254
Italy Government International Bond (Italy),
Sr. Unsec’d. Notes, EMTN
6.000%	08/04/28	GBP	1,500	2,469,743
Ivory Coast Government International Bond (Ivory Coast),
Sr. Unsec’d. Notes
5.750%	12/31/32		386	378,504
Sr. Unsec’d. Notes, 144A
6.125%	06/15/33		800	785,738
Jamaica Government International Bond (Jamaica),
Sr. Unsec’d. Notes
6.750%	04/28/28		420	484,050
7.625%	07/09/25		420	503,328
Japan Bank for International Cooperation (Japan),
Gov’t. Gtd. Notes
2.375%	07/21/22		1,100	1,104,385

Interest Rate	Maturity Date	Principal Amount (000)#		Value
FOREIGN GOVERNMENT BONDS (Continued)
Japan Finance Organization for Municipalities (Japan),
Sr. Unsec’d. Notes, MTN
2.125%	04/13/21		1,100	$1,088,122
Jordan Government International Bond (Jordan),
Sr. Unsec’d. Notes, 144A
5.750%	01/31/27		1,020	1,000,190
Kazakhstan Government International Bond (Kazakhstan),
Sr. Unsec’d. Notes
3.875%	10/14/24		2,205	2,264,998
Kenya Government International Bond (Kenya),
Sr. Unsec’d. Notes, 144A
5.875%	06/24/19		350	359,653
Kuwait International Government Bond (Kuwait),
Sr. Unsec’d. Notes, 144A
3.500%	03/20/27		730	750,805
Lebanon Government International Bond (Lebanon),
Sr. Unsec’d. Notes, GMTN
6.250%	11/04/24		2,590	2,538,438
Malaysia Government Bond (Malaysia),
Sr. Unsec’d. Notes
3.314%	10/31/17	MYR	2,200	521,118
Malaysia Government Investment Issue (Malaysia),
Sr. Unsec’d. Notes
3.678%	11/23/17	MYR	4,600	1,090,447
Mexican Bonos (Mexico),
Bonds
6.500%	06/09/22	MXN	30,750	1,674,043
7.750%	05/29/31	MXN	4,800	279,365
8.000%	11/07/47	MXN	35,690	2,138,499
Sr. Unsec’d. Notes
7.750%	11/13/42	MXN	156,976	9,131,934
Mexican Bonos de Proteccion al Ahorro (Mexico),
Bonds, Mexico Treasuries Reference Yield 182 Days CETES + 0.000%
7.160%(c)	01/04/18	MXN	16,400	883,972
Mexico Government International Bond (Mexico),
Sr. Unsec’d. Notes
4.600%	01/23/46		4,840	4,888,400
Sr. Unsec’d. Notes, MTN
4.750%	03/08/44		1,308	1,347,894
6.050%	01/11/40		110	132,000
New South Wales Treasury Corp. (Australia),
Gov’t. Gtd. Notes
2.750%	11/20/25	AUD	500	557,218
New Zealand Government Bond (New Zealand),
Sr. Unsec’d. Notes
2.500%	09/20/35	NZD	200	155,535
3.000%	09/20/30	NZD	300	253,284
2.000%	09/20/25	NZD	1,100	851,186
Nigeria Government International Bond (Nigeria),
Sr. Unsec’d. Notes, 144A
7.875%	02/16/32		840	917,700
Paraguay Government International Bond (Paraguay),
Sr. Unsec’d. Notes, 144A
5.000%	04/15/26		580	619,150
Peru Government Bond (Peru),
Sr. Unsec’d. Notes, 144A
6.150%	08/12/32	PEN	2,600	838,636
Peruvian Government International Bond (Peru),
Sr. Unsec’d. Notes

A42

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#		Value
FOREIGN GOVERNMENT BONDS (Continued)
5.625%	11/18/50			882	$1,113,525
6.550%	03/14/37	(a)		330	443,850
8.200%	08/12/26		PEN	2,000	756,911
Philippine Government International Bond (Philippines),
Sr. Unsec’d. Notes
3.950%	01/20/40			1,380	1,429,187
5.000%	01/13/37			1,100	1,298,833
Poland Government International Bond (Poland),
Sr. Unsec’d. Notes
5.000%	03/23/22			1,590	1,757,093
Portugal Obrigacoes do Tesouro OT (Portugal),
Sr. Unsec’d. Notes, 144A
2.875%	07/21/26		EUR	1,609	2,007,820
4.125%	04/14/27		EUR	1,489	2,014,655
Province of British Columbia (Canada),
Sr. Unsec’d. Notes
2.700%	12/18/22	(v)	CAD	300	246,157
Province of Ontario (Canada),
Debs.
6.200%	06/02/31		CAD	100	108,063
Sr. Unsec’d. Notes
2.450%	06/29/22			300	302,574
Unsec’d. Notes
3.150%	06/02/22		CAD	1,500	1,252,198
3.500%	06/02/24		CAD	2,400	2,039,524
3.450%	06/02/45		CAD	700	574,642
Province of Quebec (Canada),
Bonds
5.000%	12/01/41		CAD	200	205,317
Debs.
6.000%	10/01/29		CAD	300	312,765
Notes
4.250%	12/01/21		CAD	600	521,431
Unsec’d. Notes
3.000%	09/01/23		CAD	700	579,776
3.500%	12/01/22	(v)	CAD	900	764,511
5.000%	12/01/38		CAD	300	304,739
Provincia de Buenos Aires (Argentina),
Sr. Unsec’d. Notes, 144A
7.875%	06/15/27			380	411,843
9.125%	03/16/24			1,320	1,517,998
Provincia de Cordoba (Argentina),
Sr. Unsec’d. Notes, 144A
7.125%	06/10/21			430	461,446
7.450%	09/01/24			380	412,600
Provincia de Neuquen Argentina (Argentina),
Sr. Unsec’d. Notes, 144A
7.500%	04/27/25			830	865,275
Qatar Government International Bond (Qatar),
Sr. Unsec’d. Notes
4.500%	01/20/22			400	424,672
Queensland Treasury Corp. (Australia),
Gov’t. Gtd. Notes, MTN, 144A
3.000%	03/22/24		AUD	1,000	791,146
Romanian Government International Bond (Romania),
Sr. Unsec’d. Notes, MTN
4.875%	01/22/24			1,270	1,400,429
Sr. Unsec’d. Notes, MTN, 144A
4.875%	01/22/24			20	22,054

Interest Rate	Maturity Date		Principal Amount (000)#		Value
FOREIGN GOVERNMENT BONDS (Continued)
Russian Federal Bond (Russia),
Bonds
7.050%	01/19/28		RUB	145,178	$2,448,389
7.600%	07/20/22		RUB	100,000	1,747,613
7.750%	09/16/26		RUB	70,060	1,237,869
8.150%	02/03/27		RUB	315,750	5,746,255
Russian Foreign Bond (Russia),
Sr. Unsec’d. Notes
7.500%	03/31/30			581	683,456
Sr. Unsec’d. Notes, 144A
4.875%	09/16/23	(a)		1,000	1,088,960
5.625%	04/04/42			3,200	3,552,832
Saudi Government International Bond (Saudi Arabia),
Sr. Unsec’d. Notes, MTN, 144A
2.875%	03/04/23			3,200	3,174,755
3.625%	03/04/28			800	789,665
Senegal Government International Bond (Senegal),
Unsec’d. Notes, 144A
6.250%	05/23/33			900	925,461
Slovenia Government International Bond (Slovenia),
Sr. Unsec’d. Notes
4.125%	02/18/19			1,600	1,645,459
4.750%	05/10/18			600	610,435
South Africa Government Bond (South Africa),
Bonds
6.500%	02/28/41		ZAR	3,030	158,631
10.500%	12/21/26		ZAR	27,170	2,252,067
South Africa Government International Bond (South Africa),
Sr. Unsec’d. Notes
4.875%	04/14/26			1,400	1,411,827
Spain Government Bond (Spain),
Sr. Unsec’d. Notes, 144A
1.450%	10/31/27		EUR	300	349,167
2.150%	10/31/25		EUR	100	126,736
2.750%	10/31/24		EUR	6,200	8,243,340
2.900%	10/31/46	(v)	EUR	3,900	4,655,095
Sri Lanka Government International Bond (Sri Lanka),
Sr. Unsec’d. Notes
5.875%	07/25/22			730	777,503
6.250%	07/27/21			450	483,816
Sr. Unsec’d. Notes, 144A
6.200%	05/11/27			800	839,243
6.825%	07/18/26			1,040	1,142,094
Tokyo Metropolitan Government (Japan),
Sr. Unsec’d. Notes, 144A
2.500%	06/08/22			1,000	1,003,012
Turkey Government Bond (Turkey),
Bonds
7.400%	02/05/20		TRY	3,340	862,666
Turkey Government International Bond (Turkey),
Sr. Unsec’d. Notes
3.250%	03/23/23			2,410	2,291,361
4.250%	04/14/26			810	778,135
5.750%	05/11/47			2,300	2,261,084
6.000%	03/25/27			360	386,438
6.750%	05/30/40			2,199	2,442,676
Ukraine Government International Bond (Ukraine),
Sr. Unsec’d. Notes, 144A
7.375%	09/25/32			2,200	2,142,250
7.750%	09/01/20			1,050	1,113,000

A43

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
FOREIGN GOVERNMENT BONDS (Continued)
United Kingdom Gilt (United Kingdom), Bonds
2.750%	09/07/24	GBP	400	$597,962
4.000%	03/07/22	GBP	800	1,227,886
4.250%	06/07/32	GBP	300	536,669
4.250%	03/07/36	GBP	2,300	4,246,911
4.250%	12/07/40	GBP	1,300	2,500,288
4.750%	12/07/38	GBP	200	401,840
Unsec’d. Notes
3.250%	01/22/44	GBP	7,000	11,881,906
4.500%	09/07/34	GBP	500	936,325
United Kingdom Gilt Inflation Linked (United Kingdom),
Bonds, TIPS
0.125%	03/22/26	GBP	4,381	7,269,132
0.125%	03/22/44	GBP	379	869,717
0.125%	11/22/56	GBP	13	33,061
0.125%	11/22/65	GBP	102	309,571
Sr. Unsec’d. Notes, TIPS
0.125%	03/22/46	GBP	123	272,837
Uruguay Government International Bond (Uruguay),
Bonds
8.500%	03/15/28	UYU	8,200	291,858
Sr. Unsec’d. Notes
4.375%	10/27/27		192	207,377
5.100%	06/18/50		960	1,012,800
Sr. Unsec’d. Notes, 144A
8.500%	03/15/28	UYU	14,200	505,412
9.875%	06/20/22	UYU	30,850	1,149,156
Venezuela Government International Bond (Venezuela),
Sr. Unsec’d. Notes
7.750%	10/13/19		4,728	2,115,780
9.250%	09/15/27		3,479	1,374,205
Vietnam Government International Bond (Vietnam),
Sr. Unsec’d. Notes, 144A
4.800%	11/19/24		820	876,052
Zambia Government International Bond (Zambia),
Sr. Unsec’d. Notes, 144A
8.970%	07/30/27		350	379,995

TOTAL FOREIGN GOVERNMENT BONDS (cost $288,340,693)				288,576,541

MUNICIPAL BONDS — 0.0%
California — 0.0%
City of Riverside CA Electric Revenue,
Revenue Bonds, BABs
7.455%	10/01/30		600	818,016
Inland Valley Development Agency,
Tax Allocation
5.500%	03/01/33		130	147,796

				965,812

Florida — 0.0%
Sumter Landing Community Development District,
Revenue Bonds
4.172%	10/01/47		110	115,595

Illinois — 0.0%
City of Chicago,
General Obligation Unlimited
5.630%	01/01/22		100	101,506

Interest Rate	Maturity Date		Principal Amount (000)#	Value
MUNICIPAL BONDS (Continued)
Illinois (cont’d.)
6.314%	01/01/44		200	$214,172
7.375%	01/01/33		600	685,200
State of Illinois,
General Obligation Unlimited
5.100%	06/01/33		400	404,288

				1,405,166

New Jersey — 0.0%
New Jersey Transportation Trust Fund Authority,
Revenue Bonds, BABs
6.561%	12/15/40		160	203,920

TOTAL MUNICIPAL BONDS (cost $2,300,813)				2,690,493

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 0.8%
Alternative Loan Trust,
Series 2005-22T1, Class A2, IO, 1 Month LIBOR x Factor + 5.070%
3.833%(c)	06/25/35		507	68,490
Series 2005-J12, Class 2A1, 1 Month LIBOR + 0.270%
1.507%(c)	08/25/35		857	606,052
Series 2006-OA12, Class A1B, 1 Month LIBOR + 0.190%
1.426%(c)	09/20/46		624	513,614
Series 2006-OA19, Class A1, 1 Month LIBOR + 0.180%
1.416%(c)	02/20/47		680	565,218
Series 2007-OA6, Class A1B, 1 Month LIBOR + 0.200%
1.437%(c)	06/25/37		189	179,227
American Home Mortgage Assets Trust,
Series 2006-1, Class 2A1, 1 Month LIBOR + 0.190%
1.427%(c)	05/25/46		122	103,548
Series 2007-1, Class A1, Federal Reserve U.S. 12 Month Cumulative Avg 1 Year CMT + 0.700%
1.589%(c)	02/25/47		746	497,180
Banc of America Funding Trust,
Series 2005-7, Class 4A3
5.750%	11/25/35		156	161,215
Series 2006-I, Class 4A1
4.273%(cc)	10/20/46		97	76,799
Series 2015-R2, Class 9A2, 144A
1.642%(cc)	03/27/36		1,656	1,177,013
Banc of America Mortgage Trust,
Series 2005-B, Class 2A1
3.629%(cc)	03/25/35		1,097	1,070,157
Series 2005-H, Class 2A5
3.596%(cc)	09/25/35		81	79,584
BANCAJA 6 Fondo de Titulizacion de Activos (Spain),
Series 6, Class A2, 3 Month Euribor + 0.250%
1.208%(c)	02/20/36	EUR	91	106,950
BCAP LLC Trust,
Series 2011-RR5, Class 5A1, 144A
5.250%(cc)	08/26/37		116	119,520
Bear Stearns Adjustable Rate Mortgage Trust,
Series 2005-1, Class 2A1
3.450%(cc)	03/25/35		20	19,484
Series 2005-10, Class A2
3.386%(cc)	10/25/35		5	4,845
Berica ABS Srl (Italy),
Series 2011-1, Class A1, 3 Month Euribor + 0.300%

A44

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
RESIDENTIAL MORTGAGE-BACKED
SECURITIES (Continued)
0.935%(c)	12/31/55	EUR	132	$156,046
Berica Residential MBS Srl (Italy),
Series 8, Class A, 6 Month Euribor + 0.200%
1.378%(c)	03/31/48	EUR	367	432,625
Chase Mortgage Finance Trust,
Series 2007-A2, Class 7A1
3.123%(cc)	07/25/37		40	36,028
Citicorp Mortgage Securities Trust,
Series 2007-3, Class 1A1
6.000%	04/25/37		9	8,968
Citigroup Mortgage Loan Trust,
Series 2007-10, Class 22AA
3.737%(cc)	09/25/37		116	108,396
Series 2015-2, Class 1A1, 1 Month LIBOR + 0.200%, 144A
1.432%(c)	06/25/47		896	896,910
Claris ABS (Italy),
Series 2011-1, Class A, 6 Month Euribor + 0.350%
0.102%(c)	10/31/60	EUR	610	720,139
Countrywide Home Loan Mortgage Pass-Through Trust,
Series 2003-46, Class 7A1
3.674%(cc)	01/19/34		21	20,385
Series 2004-12, Class 12A1
3.510%(cc)	08/25/34		47	46,109
CSMC Mortgage-Backed Trust,
Series 2006-7, Class 6A3
5.500%	08/25/36		622	598,990
EuroMASTR PLC (United Kingdom),
Series 2007-1V, Class A2, 3 Month GBP LIBOR + 0.200%
0.527%(c)	06/15/40	GBP	279	358,782
Eurosail PLC (United Kingdom),
Series 2006-4X, Class A3A, 3 Month Euribor + 0.160%
2.195%(c)	12/10/44	EUR	191	223,043
Series 2006-4X, Class A3C, 3 Month GBP LIBOR + 0.160%
0.449%(c)	12/10/44	GBP	458	603,870
Series 2007-3A, Class A3C, 3 Month GBP LIBOR + 0.950%, 144A
1.252%(c)	06/13/45	GBP	72	94,756
Series 2007-3X, Class A3A, 3 Month GBP LIBOR + 0.950%
1.252%(c)	06/13/45	GBP	215	284,306
Fannie Mae Connecticut Avenue Securities,
Series 2014-C03, Class 1M2, 1 Month LIBOR + 3.000%
4.237%(c)	07/25/24		840	884,383
Series 2015-C03, Class 2M2, 1 Month LIBOR + 5.000%
6.237%(c)	07/25/25		358	391,045
Series 2017-C01, Class 1B1, 1 Month LIBOR + 5.750%
6.987%(c)	07/25/29		380	421,998
Series 2017-C01, Class 1M2, 1 Month LIBOR + 3.550%
4.787%(c)	07/25/29		760	801,517
Fannie Mae REMICS,
Series 2010-123, Class FK, 1 Month LIBOR + 0.450%
1.687%(c)	11/25/40		346	348,074
Series 2011-3, Class FA, 1 Month LIBOR + 0.680%
1.917%(c)	02/25/41		97	98,281

Interest Rate	Maturity Date	Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED
SECURITIES (Continued)
FDIC Guaranteed Notes Trust,
Series 2010-S2, Class 1A, 1 Month LIBOR + 0.500%, 144A
1.734%(c)	11/29/37	206	$205,611
Freddie Mac REMICS,
Series 3172, Class FK, 1 Month LIBOR + 0.450%
1.684%(c)	08/15/33	45	45,141
Series 3397, Class FC, 1 Month LIBOR + 0.600%
1.834%(c)	12/15/37	48	48,047
Freddie Mac Strips,
Series 278, Class F1, 1 Month LIBOR + 0.450%
1.684%(c)	09/15/42	348	348,504
Freddie Mac Structured Agency Credit Risk Debt Notes,
Series 2017-DNA1, Class M2, 1 Month LIBOR + 3.250%
4.487%(c)	07/25/29	510	532,994
Series 2017-DNA2, Class B1, 1 Month LIBOR + 5.150%
6.387%(c)	10/25/29	1,190	1,258,492
Giovecca Mortgages Srl (Italy),
Series 2011-1, Class A, 3 Month Euribor + 0.600%
0.271%(c)	04/23/48	EUR 49	57,518
Government National Mortgage Assoc.,
Series 2015-H18, Class FB, 1 Month LIBOR + 0.600%
1.831%(c)	07/20/65	818	816,078
Series 2015-H26, Class FA, 1 Month LIBOR + 0.520%
1.751%(c)	10/20/65	1,702	1,700,099
Series 2015-H30, Class FA, 1 Month LIBOR + 0.680%
1.911%(c)	08/20/61	575	576,836
Series 2015-H30, Class FB, 1 Month LIBOR + 0.680%
1.911%(c)	03/20/62	1,031	1,034,348
Series 2016-H02, Class FH, 1 Month LIBOR + 1.000%
2.231%(c)	01/20/66	833	847,686
Series 2016-H08, Class FT, 1 Month LIBOR + 0.720%
1.951%(c)	02/20/66	979	984,829
Series 2016-H11, Class FE, 1 Month LIBOR + 0.850%
2.081%(c)	04/20/66	1,762	1,779,908
Series 2017-H10, Class FB, 12 Month LIBOR + 0.750%
2.550%(c)	04/20/67	399	412,019
GSR Mortgage Loan Trust,
Series 2003-1, Class A2, 1 Year U.S. Treasury Yield Curve Rate T Note Constant Maturity + 1.750%
2.560%(c)	03/25/33	39	39,109
Series 2005-AR1, Class 1A1
3.571%(cc)	01/25/35	10	9,395
Series 2005-AR3, Class 6A1
3.540%(cc)	05/25/35	125	122,031
Harborview Mortgage Loan Trust,
Series 2005-13, Class 2A11, 1 Month LIBOR + 0.280%
1.517%(c)	02/19/36	171	147,401
HarborView Mortgage Loan Trust,
Series 2005-9, Class B1, 1 Month LIBOR + 0.600%
1.836%(c)	06/20/35	837	817,075
Homestar Mortgage Acceptance Corp.,
Series 2004-1, Class M1, 1 Month LIBOR + 0.800%
2.032%(c)	03/25/34	1,546	1,289,359
Impac CMB Trust,
Series 2004-11, Class 2A1, 1 Month LIBOR + 0.660%
1.897%(c)	03/25/35	112	106,838

A45

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
RESIDENTIAL MORTGAGE-BACKED
SECURITIES (Continued)
IndyMac IMSC Mortgage Loan Trust,
Series 2007-HOA1, Class A24, 1 Month LIBOR + 0.310%
1.547%(c)	07/25/47		1,094	$788,285
IndyMac INDA Mortgage Loan Trust,
Series 2005-AR1, Class 2A1
3.718%(cc)	11/25/35		19	18,179
IndyMac INDX Mortgage Loan Trust,
Series 2006-AR12, Class A1, 1 Month LIBOR + 0.190%
1.427%(c)	09/25/46		135	118,856
JP Morgan Alternative Loan Trust,
Series 2006-A5, Class 1A4, 1 Month LIBOR + 0.240%
1.477%(c)	10/25/36		1,032	959,831
JPMorgan Mortgage Trust,
Series 2005-A6, Class 2A1
3.715%(cc)	08/25/35		31	30,663
Series 2007-A1, Class 1A1
3.676%(cc)	07/25/35		32	32,352
Kensington Mortgage Securities PLC (United Kingdom),
Series 2007-1X, Class A3C, 3 Month LIBOR + 0.170%
1.489%(c)	06/14/40		1,191	1,150,303
Lehman Mortgage Trust,
Series 2006-5, Class 2A2, IO, 1 Month LIBOR x Factor + 7.150%
5.916%(c)	09/25/36		310	83,782
Ludgate Funding PLC (United Kingdom),
Series 2008-W1X, Class A1, 3 Month GBP LIBOR + 0.600%
0.904%(c)	01/01/61	GBP	192	250,592
Mansard Mortgages PLC (United Kingdom),
Series 2007-2X, Class A1, 3 Month GBP LIBOR + 0.650%
0.977%(c)	12/15/49	GBP	671	879,912
Marche Mutui Srl (Italy),
Series 6, Class A1, 3 Month Euribor + 2.250%
1.922%(c)	01/27/64	EUR	11	13,166
Mellon Residential Funding Corp.,
Series 1999-TBC3, Class A2
2.609%(cc)	10/20/29		12	12,077
Merrill Lynch Mortgage Investors Trust,
Series 2003-A2, Class 1A1
3.107%(cc)	02/25/33		65	63,259
NCUA Guaranteed Notes Trust,
Series 2010-R1, Class 1A, 1 Month LIBOR + 0.450%
1.681%(c)	10/07/20		99	99,527
Series 2010-R2, Class 2A, 1 Month LIBOR + 0.470%
1.701%(c)	11/05/20		1,197	1,199,680
Series 2010-R3, Class 1A, 1 Month LIBOR + 0.560%
1.791%(c)	12/08/20		89	89,256
Series 2010-R3, Class 2A, 1 Month LIBOR + 0.560%
1.791%(c)	12/08/20		874	878,939
Series 2011-R1, Class 1A, 1 Month LIBOR + 0.450%
1.681%(c)	01/08/20		226	226,694
Newgate Funding PLC (United Kingdom),
Series 2007-1X, Class A3, 3 Month GBP LIBOR + 0.160%
0.438%(c)	12/01/50	GBP	1,100	1,351,122
Series 2007-2X, Class A2, 3 Month GBP LIBOR + 0.130%
0.457%(c)	12/15/50	GBP	288	381,488
Series 2007-3X, Class A3, 3 Month GBP LIBOR + 1.000%
1.327%(c)	12/15/50	GBP	823	1,066,630
Series 2007-3X, Class BA, 3 Month GBP LIBOR + 1.250%

Interest Rate	Maturity Date	Principal Amount (000)#		Value
RESIDENTIAL MORTGAGE-BACKED
SECURITIES (Continued)
1.577%(c)	12/15/50	GBP	225	$281,928
Puma Finance Pty Ltd. (Australia),
Series 2014-1, Class A, ASX Australian Bank Bill Short Term Rates 1 Month Mid + 0.900%
2.505%(c)	05/13/45	AUD	179	140,459
Residential Accredit Loans, Inc. Trust,
Series 2006-QA1, Class A21
4.363%(cc)	01/25/36		1,667	1,443,654
Series 2007-QO2, Class A1, 1 Month LIBOR + 0.150%
1.387%(c)	02/25/47		791	517,991
Residential Asset Securitization Trust,
Series 2005-A15, Class 2A11, IO, 1 Month LIBOR x Factor + 5.550%
4.316%(c)	02/25/36		1,970	358,967
Residential Funding Mortgage Securities I,
Series 2003-S9, Class A1
6.500%	03/25/32		8	7,705
ResLoC UK PLC (United Kingdom),
Series 2007-1X, Class A3B, 3 Month GBP LIBOR + 0.160%
0.487%(c)	12/15/43	GBP	260	332,289
RMAC Securities No. 1 PLC (United Kingdom),
Series 2006-NS2X, Class A2C, 3 Month Euribor + 0.150%
2.117%(c)	06/12/44	EUR	644	738,104
Series 2006-NS3X, Class A2A, 3 Month GBP LIBOR + 0.150%
0.439%(c)	06/12/44	GBP	817	1,045,381
Sequoia Mortgage Trust,
Series 2003-4, Class 2A1, 1 Month LIBOR + 0.350%
1.586%(c)	07/20/33		92	86,172
Series 2007-3, Class 1A1, 1 Month LIBOR + 0.200%
1.436%(c)	07/20/36		58	55,032
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-18, Class 5A
3.581%(cc)	12/25/34		48	47,746
Structured Asset Mortgage Investments II Trust,
Series 2005-AR5, Class A2, 1 Month LIBOR + 0.250%
1.487%(c)	07/19/35		190	185,982
Series 2006-AR6, Class 2A1, 1 Month LIBOR + 0.190%
1.427%(c)	07/25/46		179	163,757
Series 2006-AR7, Class A1BG, 1 Month LIBOR + 0.120%
1.357%(c)	08/25/36		561	494,081
Thornburg Mortgage Securities Trust,
Series 2003-5, Class 1A
2.943%(cc)	10/25/43		53	51,892
Series 2007-3, Class 2A1, 12 Month LIBOR + 1.250%
3.018%(c)	06/25/47		46	41,861
Series 2007-3, Class 4A1, 1 Month LIBOR + 1.250%
3.018%(c)	06/25/47		56	49,805
Trinity Square PLC (United Kingdom),
Series 2015-1A, Class A, 3 Month GBP LIBOR + 1.150%, 144A
1.445%(c)	07/15/51	GBP	454	614,036
Uropa Securities PLC (United Kingdom),
Series 2007-1, Class A2B, 3 Month Euribor + 0.150%
0.599%(c)	10/10/40	EUR	185	217,799
WaMu Mortgage Pass-Through Certificates Trust,
Series 2005-11, Class A8

A46

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED
SECURITIES (Continued)
5.750%	01/25/36		745	$667,397
Series 2005-AR10, Class 3A1
3.473%(cc)	08/25/35		4	4,035
Series 2005-AR14, Class 2A1
3.165%(cc)	12/25/35		122	112,475
Series 2006-AR7, Class 3A, Cost of Funds for the 11th District of San Francisco + 1.500%
2.157%(c)	07/25/46		256	250,257
Series 2006-AR14, Class 1A4
2.754%(cc)	11/25/36		261	249,246
Series 2007-HY5, Class 2A1
2.880%(cc)	05/25/37		1,590	1,339,831
Wells Fargo Mortgage Backed Securities Trust,
Series 2006-AR10, Class 3A1
3.281%(cc)	07/25/36		32	31,776
Wells Fargo Mortgage-Backed Securities Trust,
Series 2005-AR2, Class 1A1
3.161%(cc)	03/25/35		167	168,743
Series 2006-AR6, Class 3A1
3.190%(cc)	03/25/36		132	127,047

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $45,459,751)				45,582,906

U.S. GOVERNMENT AGENCY OBLIGATIONS — 0.5%
Federal National Mortgage Assoc.
3.000%	TBA		5,100	5,108,765
3.000%	TBA		2,000	2,006,562
3.500%	TBA		9,900	10,169,349
3.500%	TBA		200	206,180
3.500%	TBA		2,000	2,058,086
Federal National Mortgage Assoc.
3.500%	TBA		9,000	9,244,863

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $28,838,450)				28,793,805

U.S. TREASURY OBLIGATIONS — 7.2%
U.S. Treasury Bonds
2.875%	11/15/46		380	381,351
3.000%	11/15/45		1,940	1,995,548
3.000%	02/15/47		2,848	2,929,546
3.000%	05/15/47		4,802	4,941,183
3.125%	02/15/43	(h)	600	633,117
U.S. Treasury Inflation Indexed Bonds, TIPS
0.125%	04/15/18		4,500	4,767,316
0.125%	04/15/19		7,830	8,210,526
0.125%	04/15/20		18,400	19,328,605
0.125%	04/15/21		13,810	14,308,509
0.125%	01/15/22		1,380	1,497,242
0.125%	04/15/22		1,600	1,610,435
0.125%	07/15/22		10,400	11,123,997
0.125%	01/15/23	(h)(k)	4,400	4,654,655
0.125%	07/15/24		5,090	5,194,766
0.125%	07/15/26		2,200	2,184,778
0.250%	01/15/25		4,820	4,932,246
0.375%	07/15/23		33,730	35,944,440
0.375%	07/15/25	(h)	2,000	2,064,793

Interest Rate	Maturity Date		Principal Amount (000)#	Value
U.S. TREASURY OBLIGATIONS (Continued)
0.375%	07/15/27		1,800	$1,784,054
0.625%	01/15/24		8,130	8,709,682
0.625%	01/15/26	(h)(v)	14,300	14,931,646
0.625%	02/15/43		640	636,764
0.750%	02/15/45		2,700	2,676,932
0.875%	02/15/47		7,710	7,705,076
1.000%	02/15/46		10,660	11,172,856
1.125%	01/15/21	(h)	100	116,358
1.250%	07/15/20		40,020	46,813,157
1.375%	07/15/18	(h)	150	173,031
1.375%	02/15/44		6,470	7,497,852
1.625%	01/15/18		200	235,218
1.750%	01/15/28	(h)	700	915,668
2.000%	01/15/26		13,370	18,545,432
2.125%	02/15/40		4,420	6,299,353
2.125%	02/15/41		3,750	5,303,667
2.375%	01/15/25		34,050	50,518,063
2.375%	01/15/27		2,480	3,519,294
2.500%	01/15/29	(h)	13,470	18,539,787
3.625%	04/15/28		19,120	37,877,294
3.875%	04/15/29		900	1,822,966
U.S. Treasury Notes
1.625%	02/15/26	(h)	1,100	1,045,859
1.875%	02/28/22		2,000	2,000,625
1.875%	04/30/22		100	99,910
1.875%	08/31/24		1,077	1,057,816
2.000%	02/15/25	(h)(k)	5,910	5,829,199
2.000%	11/15/26	(h)	100	97,449
2.125%	07/31/24		5,600	5,591,906
2.125%	09/30/24		4,940	4,926,878
2.250%	08/15/27	(a)	1,600	1,589,125
2.375%	05/15/27		800	803,313
2.750%	02/15/24		12,100	12,566,984

TOTAL U.S. TREASURY OBLIGATIONS (cost $410,446,081)				408,106,267

TOTAL LONG-TERM INVESTMENTS (cost $4,000,648,993)				4,989,391,915

			Shares
SHORT-TERM INVESTMENTS — 15.7%

AFFILIATED MUTUAL FUNDS — 8.4%
Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund(w).			425,846,627	425,846,627
Prudential Investment Portfolios 2 - Prudential Institutional Money Market Fund (cost $49,952,551; includes $49,897,188 of cash collateral for securities on loan)(b)(w)			49,947,556	49,952,551

TOTAL AFFILIATED MUTUAL FUNDS (cost $475,799,178)				475,799,178

A47

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
U.S. TREASURY OBLIGATIONS(n) — 4.4%
U.S. Treasury Bills
0.941%	11/09/17	(h)	74	$73,925
0.975%	10/12/17		10,000	9,997,433
0.999%	01/04/18	(h)	49	48,868
1.005%	01/04/18	(h)	469	467,735
1.008%	11/16/17	(h)	33,000	32,960,306
1.010%	10/12/17		10,500	10,497,304
1.010%	11/09/17	(h)	10,000	9,989,870
1.020%	12/21/17	(k)	10,000	9,977,944
1.020%	01/04/18	(h)	495	493,665
1.023%	10/05/17	(k)	50,000	49,996,975
1.023%	11/09/17	(h)	20,000	19,979,740
1.030%	11/16/17	(h)	12,500	12,484,964
1.036%	10/12/17		18,000	17,995,379
1.050%	10/19/17		11,000	10,995,228
1.055%	01/04/18	(h)	450	448,787
1.063%	01/04/18	(h)	53	52,857
1.090%	03/01/18		13,000	12,939,198
1.107%	02/01/18	(h)	10,500	10,462,104
1.110%	10/12/17		9,500	9,497,561
1.124%	03/15/18		20,000	19,894,424
1.137%	01/25/18		10,000	9,966,618

TOTAL U.S. TREASURY OBLIGATIONS (cost $249,212,937)				249,220,885

			Shares
UNAFFILIATED FUNDS — 2.6%
BlackRock Liquidity Funds FedFund Portfolio			40,888,042	40,888,042
BlackRock Liquidity Funds T-Fund Portfolio .			51,629,800	51,629,800
Dreyfus Treasury Securities Cash Management			6,360,834	6,360,834
Goldman Sachs Financial Square Funds - Government Fund			40,888,042	40,888,042
Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio**			9,907,960	9,907,960

TOTAL UNAFFILIATED FUNDS (cost $149,674,678)				149,674,678

Interest Rate	Maturity Date		Principal Amount (000)#
CERTIFICATES OF DEPOSIT — 0.1%
Barclays Bank PLC (United Kingdom)
1.940%	09/04/18		2,600	2,601,950
1.781%(c) 3 Month LIBOR + 0.460%	03/16/18		2,100	2,101,985
Norinchukin Bank (Japan)
2.019%(c) 3 Month LIBOR + 0.715%	10/12/17		1,600	1,600,490
Sumitomo Mitsui Trust Bank Ltd. (Japan)
2.012%(c) 3 Month LIBOR + 0.710%	10/06/17		500	500,078

TOTAL CERTIFICATES OF DEPOSIT (cost $6,800,068)				6,804,503

COMMERCIAL PAPER(n) — 0.1%
Commonwealth Bank of Australia
1.076%	10/03/17		1,400	1,400,025

Interest Rate	Maturity Date	Principal Amount (000)#		Value
COMMERCIAL PAPER(n) (Continued)
Ford Motor Co.
1.678%	11/02/17		600	$599,142
Schlumberger Holdings Corp.
1.577%	10/02/17		800	799,905

TOTAL COMMERCIAL PAPER (cost $2,799,148)				2,799,072

FOREIGN TREASURY OBLIGATIONS(n) — 0.1%
Argentina Treasury Bills
2.806%	03/16/18		660	650,458
2.858%	10/27/17		800	798,403
2.899%	10/13/17		300	299,750
3.100%	09/28/18		100	96,805
3.200%	12/15/17		200	198,803
Italy Buoni Ordinari del Tesoro BOT
0.395%	01/31/18	EUR	3,100	3,668,669
Mexico Cetes
6.900%	01/04/18	MXN	1,800	96,992

TOTAL FOREIGN TREASURY OBLIGATIONS (cost $5,769,183)				5,809,880

REPURCHASE AGREEMENT(m) — 0.0%
Bank of Novia Scotia, 1.220%, dated 09/29/17, due 10/02/17 in the amount of $2,100,214 (cost $2,100,000)			2,100	2,100,000

OPTIONS PURCHASED* — 0.0%
(cost $662,748)				648,709

TOTAL SHORT-TERM INVESTMENTS (cost $892,817,940)				892,856,905

TOTAL INVESTMENTS, BEFORE SECURITIES SOLD SHORT AND OPTIONS WRITTEN — 103.3% (cost $4,893,466,933)				5,882,248,820

		Shares
SECURITIES SOLD SHORT — (2.6)%

COMMON STOCKS — (2.6)%
Aerospace & Defense — 0.0%
Aerovironment, Inc.*			4,900	(265,188)
Mercury Systems, Inc.*			4,800	(249,024)
TransDigm Group, Inc.			2,500	(639,125)
Triumph Group, Inc.			3,400	(101,150)

				(1,254,487)

Air Freight & Logistics — 0.0%
Atlas Air Worldwide Holdings, Inc.*			1,200	(78,960)
C.H. Robinson Worldwide, Inc.			4,000	(304,400)
Echo Global Logistics, Inc.*			3,900	(73,515)
XPO Logistics, Inc.*			3,100	(210,118)
Yamato Holdings Co. Ltd. (Japan)			8,900	(179,779)

				(846,772)

A48

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

	Shares	Value
SECURITIES SOLD SHORT (Continued)
COMMON STOCKS (Continued)
Airlines — 0.0%
Allegiant Travel Co.	300	$(39,510)
American Airlines Group, Inc.	15,100	(717,099)

		(756,609)

Auto Components — 0.0%
American Axle & Manufacturing Holdings, Inc.*	4,000	(70,320)
Cooper Tire & Rubber Co.	4,800	(179,520)
Dorman Products, Inc.*	1,100	(78,782)
Goodyear Tire & Rubber Co. (The)	18,000	(598,500)
Koito Manufacturing Co. Ltd. (Japan)	1,100	(69,075)
LCI Industries	400	(46,340)
NGK Spark Plug Co. Ltd. (Japan)	22,700	(483,432)
Nifco, Inc. (Japan)	300	(18,330)
NOK Corp. (Japan)	1,200	(26,843)
Stanley Electric Co. Ltd. (Japan)	1,300	(44,588)
Toyota Industries Corp. (Japan)	5,000	(287,563)
Yokohama Rubber Co. Ltd. (The) (Japan)	2,300	(47,433)

		(1,950,726)

Automobiles — 0.0%
Ferrari NV (Italy)	3,410	(377,309)
Mitsubishi Motors Corp. (Japan)	97,600	(772,732)
Yamaha Motor Co. Ltd. (Japan)	7,200	(215,533)

		(1,365,574)

Banks — (0.1)%
Banco BPM SpA (Italy)	164,370	(683,650)
Banco Comercial Portugues SA (Portugal) (Class R Stock)	600,158	(174,139)
Bank of Kyoto Ltd. (The) (Japan)	6,000	(305,401)
Chemical Financial Corp	1,800	(94,068)
Chiba Bank Ltd. (The) (Japan)	28,000	(200,523)
Columbia Banking System, Inc.	1,000	(42,110)
Commerzbank AG (Germany)*	57,782	(787,997)
Community Bank System, Inc.	2,400	(132,600)
Concordia Financial Group Ltd. (Japan)	47,900	(236,912)
CVB Financial Corp.	9,600	(232,032)
FCB Financial Holdings, Inc. (Class A Stock)*	1,800	(86,940)
FinecoBank Banca Fineco SpA (Italy)	6,109	(54,239)
First Republic Bank	5,400	(564,084)
FNB Corp.	10,600	(148,718)
Hachijuni Bank Ltd. (The) (Japan)	10,400	(65,072)
Hiroshima Bank Ltd. (The) (Japan)	12,500	(101,349)
Investors Bancorp, Inc.	3,700	(50,468)
Iyo Bank Ltd. (The) (Japan)	23,400	(189,620)
Mebuki Financial Group, Inc. (Japan)	4,900	(18,959)
People’s United Financial, Inc.	16,700	(302,938)
Seven Bank Ltd. (Japan)	98,900	(357,395)
Shizuoka Bank Ltd. (The) (Japan)	28,000	(251,990)
Suruga Bank Ltd. (Japan)	2,400	(51,791)
UniCredit SpA (Italy)*	59,431	(1,268,232)
Unione di Banche Italiane SpA (Italy)	5,470	(28,427)
United Bankshares, Inc.	4,200	(156,030)
Webster Financial Corp.	6,000	(315,300)

		(6,900,984)

	Shares	Value
SECURITIES SOLD SHORT (Continued)
COMMON STOCKS (Continued)
Beverages — 0.0%
Anheuser-Busch InBev SA/NV (Belgium)	11,732	$(1,402,403)
Suntory Beverage & Food Ltd. (Japan)	600	(26,689)

		(1,429,092)

Biotechnology — (0.1)%
Agios Pharmaceuticals, Inc.*	3,900	(260,325)
Amicus Therapeutics, Inc.*	28,600	(431,288)
Array BioPharma, Inc.*	34,300	(421,890)
Avexis, Inc.*	3,700	(357,901)
BioCryst Pharmaceuticals, Inc.*	6,600	(34,584)
Bluebird Bio, Inc.*	6,000	(824,100)
Clovis Oncology, Inc.*	7,500	(618,000)
Esperion Therapeutics, Inc.*	3,200	(160,384)
Foundation Medicine, Inc.*	1,400	(56,280)
Galapagos NV (Belgium)*	208	(21,203)
Genmab A/S (Denmark)*	610	(134,898)
Halozyme Therapeutics, Inc.*	14,300	(248,391)
Ironwood Pharmaceuticals, Inc.*	10,700	(168,739)
Loxo Oncology, Inc.*	1,600	(147,392)
Neurocrine Biosciences, Inc.*	5,000	(306,400)
Portola Pharmaceuticals, Inc.*	6,700	(362,001)
Puma Biotechnology, Inc.*	7,400	(886,150)
Sage Therapeutics, Inc.*	700	(43,610)
Sarepta Therapeutics, Inc.*	12,600	(571,536)
Seattle Genetics, Inc.*	11,500	(625,715)
Spark Therapeutics, Inc.*	3,600	(320,976)
Swedish Orphan Biovitrum AB (Sweden)*	991	(15,263)

		(7,017,026)

Building Products — 0.0%
Advanced Drainage Systems, Inc.	3,100	(62,775)
Assa Abloy AB (Sweden) (Class B Stock)	9,159	(209,699)
Johnson Controls International PLC	12,657	(509,951)
Masonite International Corp.*	700	(48,440)
Simpson Manufacturing Co., Inc.	2,800	(137,312)
USG Corp.*	3,200	(104,480)

		(1,072,657)

Capital Markets — (0.1)%
Affiliated Managers Group, Inc.	300	(56,949)
Artisan Partners Asset Management, Inc. (Class A Stock)	4,400	(143,440)
Banca Generali SpA (Italy)	3,532	(122,673)
CBOE Holdings, Inc.	6,100	(656,543)
CME Group, Inc.	4,300	(583,424)
Credit Suisse Group AG (Switzerland)*	85,854	(1,360,321)
Daiwa Securities Group, Inc. (Japan)	14,000	(79,363)
Deutsche Bank AG (Germany)	57,384	(993,354)
E*TRADE Financial Corp.*	3,800	(165,718)
FactSet Research Systems, Inc.	3,400	(612,374)
Financial Engines, Inc.	1,900	(66,025)
GAM Holding AG (Switzerland)*	14,062	(217,989)
Interactive Brokers Group, Inc. (Class A Stock)	5,000	(225,200)
Moody’s Corp.	2,700	(375,867)
Penson Worldwide, Inc.^	32,656	—

		(5,659,240)

A49

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

	Shares	Value
SECURITIES SOLD SHORT (Continued)
COMMON STOCKS (Continued)
Chemicals — (0.1)%
Axalta Coating Systems Ltd.*	13,300	$(384,636)
CF Industries Holdings, Inc.	21,100	(741,876)
Chr Hansen Holding A/S (Denmark)	4,375	(375,561)
Ecolab, Inc.	4,100	(527,301)
Flotek Industries, Inc.*	8,200	(38,130)
FMC Corp.	8,700	(776,997)
Hexpol AB (Sweden)	11,170	(117,657)
International Flavors & Fragrances, Inc.	4,800	(685,968)
Kansai Paint Co. Ltd. (Japan)	4,700	(118,397)
Mosaic Co. (The)	23,100	(498,729)
Nippon Paint Holdings Co. Ltd. (Japan)	10,700	(364,007)
Nitto Denko Corp. (Japan)	200	(16,682)
Novozymes A/S (Denmark) (Class B Stock).	11,411	(586,156)
OCI NV (Netherlands)*	4,539	(106,326)
PPG Industries, Inc.	2,900	(315,114)
Sherwin-Williams Co. (The)	1,600	(572,864)
Symrise AG (Germany)	2,941	(223,589)

		(6,449,990)

Commercial Services & Supplies — (0.1)%
Bilfinger SE (Germany)	4,739	(198,738)
Cintas Corp.	4,300	(620,404)
Clean Harbors, Inc.*	3,700	(209,790)
Covanta Holding Corp.	10,600	(157,410)
Healthcare Services Group, Inc	10,900	(588,273)
Mobile Mini, Inc.	6,600	(227,370)
MSA Safety, Inc.	600	(47,706)
Stericycle, Inc.*	3,200	(229,184)

		(2,278,875)

Communications Equipment — (0.1)%
CalAmp Corp.*	3,600	(83,700)
Ciena Corp.*	21,400	(470,158)
Finisar Corp.*	7,300	(161,841)
Infinera Corp.*	26,900	(238,603)
Lumentum Holdings, Inc.*	10,100	(548,935)
NetScout Systems, Inc.*	9,800	(317,030)
Nokia OYJ (Finland)	167,610	(1,007,080)
Palo Alto Networks, Inc.*	5,000	(720,500)
Telefonaktiebolaget LM Ericsson (Sweden) (Class B Stock)	127,699	(736,196)
ViaSat, Inc.*	7,800	(501,696)

		(4,785,739)

Construction & Engineering — 0.0%
Boskalis Westminster (Netherlands)	1,887	(65,958)
Chiyoda Corp. (Japan)	13,000	(76,074)
Granite Construction, Inc.	7,100	(411,445)
JGC Corp. (Japan)	7,200	(116,601)

		(670,078)

Construction Materials — 0.0%
Buzzi Unicem SpA (Italy)	3,591	(97,040)
Summit Materials, Inc. (Class A Stock)*	13,111	(419,945)
Vulcan Materials Co.	2,900	(346,840)

		(863,825)

Consumer Finance — 0.0%
Acom Co. Ltd. (Japan)	83,500	(323,973)

	Shares	Value
SECURITIES SOLD SHORT (Continued)
COMMON STOCKS (Continued)
Consumer Finance (cont’d.)
AEON Financial Service Co. Ltd. (Japan)	11,700	$(244,762)
FirstCash, Inc.	4,400	(277,860)
Orient Corp. (Japan)	73,700	(120,012)
PRA Group, Inc.*	4,000	(114,600)

		(1,081,207)

Containers & Packaging — 0.0%
Ball Corp	15,600	(644,280)
International Paper Co	9,400	(534,108)

		(1,178,388)

Distributors — 0.0%
Core-Mark Holding Co., Inc.	6,700	(215,338)
Diversified Consumer Services — 0.0%
Adtalem Global Education, Inc.	4,000	(143,400)
Chegg, Inc.*	5,600	(83,104)
ServiceMaster Global Holdings, Inc.*	8,000	(373,840)

		(600,344)

Diversified Financial Services — 0.0%
Voya Financial, Inc.	3,200	(127,648)

Diversified Telecommunication Services — 0.0%
Cogent Communications Holdings, Inc.	900	(44,010)
Koninklijke KPN NV (Netherlands)	202,209	(693,934)
Telefonica Deutschland Holding AG (Germany)	23,753	(133,483)
Telenor ASA (Norway)	10,697	(226,611)

		(1,098,038)

Electric Utilities — (0.1)%
Alliant Energy Corp	12,900	(536,253)
Chugoku Electric Power Co., Inc. (The)
(Japan)	24,600	(261,331)
Fortum OYJ (Finland)	3,799	(75,911)
Hokuriku Electric Power Co. (Japan)	19,800	(166,194)
IDACORP, Inc.	700	(61,551)
Kyushu Electric Power Co., Inc. (Japan)	4,100	(43,556)
Pinnacle West Capital Corp.	6,500	(549,640)
PNM Resources, Inc.	4,000	(161,200)
Shikoku Electric Power Co., Inc. (Japan)	19,700	(231,642)
Tokyo Electric Power Co. Holdings, Inc. (Japan)*	13,400	(54,133)
Xcel Energy, Inc.	8,900	(421,148)

		(2,562,559)

Electrical Equipment — 0.0%
Mabuchi Motor Co. Ltd. (Japan)	400	(20,040)
Nidec Corp. (Japan)	500	(61,465)

		(81,505)

Electronic Equipment, Instruments & Components — (0.1)%
Alps Electric Co. Ltd. (Japan)	12,600	(333,002)
Amphenol Corp. (Class A Stock)	6,100	(516,304)
Fabrinet (Thailand)*	4,100	(151,946)
FLIR Systems, Inc.	4,300	(167,313)
Hamamatsu Photonics KK (Japan)	5,000	(151,257)
Hexagon AB (Sweden) (Class B Stock)	5,493	(272,497)
Ibiden Co. Ltd. (Japan)	19,600	(312,707)

A50

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

	Shares	Value
SECURITIES SOLD SHORT (Continued)
COMMON STOCKS (Continued)
Electronic Equipment, Instruments & Components (cont’d.)
II-VI, Inc.*	3,000	$(123,450)
Knowles Corp.*	3,900	(59,553)
Littelfuse, Inc.	1,100	(215,468)
Murata Manufacturing Co. Ltd. (Japan)	900	(132,496)
OSI Systems, Inc.*	700	(63,959)
Shimadzu Corp. (Japan)	6,000	(118,342)
Universal Display Corp.	5,800	(747,330)
VeriFone Systems, Inc.*	25,000	(507,000)
Yaskawa Electric Corp. (Japan)	33,100	(1,050,584)

		(4,923,208)

Energy Equipment & Services — 0.0%
Dril-Quip, Inc.*	2,600	(114,790)
Forum Energy Technologies, Inc.*	6,700	(106,530)
National Oilwell Varco, Inc.	17,500	(625,275)
Patterson-UTI Energy, Inc.	13,500	(282,690)
Saipem SpA (Italy)*	31,383	(135,533)
SBM Offshore NV (Netherlands)	12,264	(222,383)
Schlumberger Ltd.	1,600	(111,616)
Tenaris SA (Luxembourg)	20,955	(297,035)
US Silica Holdings, Inc.	6,500	(201,955)

		(2,097,807)

Equity Real Estate Investment Trusts (REITs) — (0.1)%
Acadia Realty Trust	3,300	(94,446)
AvalonBay Communities, Inc.	2,800	(499,576)
CoreSite Realty Corp.	1,300	(145,470)
CubeSmart	12,100	(314,116)
CyrusOne, Inc.	10,100	(595,193)
Digital Realty Trust, Inc.	4,700	(556,151)
EastGroup Properties, Inc.	600	(52,872)
Education Realty Trust, Inc.	3,900	(140,127)
Essex Property Trust, Inc.	600	(152,418)
Federal Realty Investment Trust	3,900	(484,419)
GGP, Inc.	8,400	(174,468)
Healthcare Realty Trust, Inc.	8,700	(281,358)
Healthcare Trust of America, Inc. (Class A Stock)	8,400	(250,320)
Iron Mountain, Inc.	6,200	(241,180)
Kilroy Realty Corp.	5,800	(412,496)
LaSalle Hotel Properties	9,800	(284,396)
Life Storage, Inc	4,700	(384,507)
Macerich Co. (The)	1,500	(82,455)
National Retail Properties, Inc.	11,500	(479,090)
Physicians Realty Trust	12,600	(223,398)
Public Storage	1,500	(320,985)
Realty Income Corp.	9,700	(554,743)
Regency Centers Corp.	5,800	(359,832)
Simon Property Group, Inc.	500	(80,505)
Tanger Factory Outlet Centers, Inc.	7,600	(185,592)
Ventas, Inc.	4,900	(319,137)

		(7,669,250)

Food & Staples Retailing — 0.0%
Aeon Co. Ltd. (Japan)	17,600	(260,138)
Axfood AB (Netherlands)	2,363	(40,566)
Casey’s General Stores, Inc.	800	(87,560)
Chefs’ Warehouse, Inc. (The)*	4,800	(92,640)

	Shares	Value
SECURITIES SOLD SHORT (Continued)
COMMON STOCKS (Continued)
Food & Staples Retailing (cont’d.)
Costco Wholesale Corp.	3,800	$(624,302)
FamilyMart UNY Holdings Co. Ltd. (Japan)	2,000	(105,364)
Sysco Corp.	7,100	(383,045)

		(1,593,615)

Food Products — (0.1)%
B&G Foods, Inc.	7,500	(238,875)
Calbee, Inc. (Japan)	11,800	(414,433)
Chocoladefabriken Lindt & Spruengli AG (Switzerland)	55	(313,737)
General Mills, Inc.	10,100	(522,776)
Kikkoman Corp. (Japan)	6,900	(212,009)
Kraft Heinz Co. (The)	7,100	(550,605)
Snyder’s-Lance, Inc.	14,000	(533,960)
TreeHouse Foods, Inc.*	2,000	(135,460)
Yakult Honsha Co. Ltd. (Japan)	1,300	(93,552)

		(3,015,407)

Gas Utilities — 0.0%
Northwest Natural Gas Co	5,600	(360,640)

Health Care Equipment & Supplies — (0.1)%
AtriCure, Inc.*	2,500	(55,925)
China Medical Technologies, Inc. (China), ADR^	6,255	—
Coloplast A/S (Denmark) (Class B Stock)	2,485	(202,046)
DexCom, Inc.*	8,300	(406,078)
Elekta AB (Sweden) (Class B Stock)	15,647	(161,974)
Endologix, Inc.*	17,900	(79,834)
GenMark Diagnostics, Inc.*	9,900	(95,337)
Getinge AB (Sweden) (Class B Stock)	6,152	(115,498)
Glaukos Corp.*	3,200	(105,600)
Globus Medical, Inc. (Class A Stock)*	6,600	(196,152)
ICU Medical, Inc.*	1,000	(185,850)
K2M Group Holdings, Inc.*	8,800	(186,648)
Nevro Corp.*	5,800	(527,104)
NuVasive, Inc.*	9,100	(504,686)
Olympus Corp. (Japan)	6,700	(227,037)
OraSure Technologies, Inc.*	4,500	(101,250)
Penumbra, Inc.*	2,600	(234,780)
Sysmex Corp. (Japan)	2,700	(172,506)
Wright Medical Group NV*	12,400	(320,788)

		(3,879,093)

Health Care Providers & Services — (0.1)%
Acadia Healthcare Co., Inc.*	15,000	(716,400)
Aceto Corp.	5,600	(62,888)
Amedisys, Inc.*	3,200	(179,072)
AMN Healthcare Services, Inc.*	4,300	(196,510)
BioTelemetry, Inc.*	5,300	(174,900)
Capital Senior Living Corp.*	6,700	(84,085)
Community Health Systems, Inc.*	22,000	(168,960)
Diplomat Pharmacy, Inc.*	9,300	(192,603)
Envision Healthcare Corp.*	10,600	(476,470)
Henry Schein, Inc.*	3,200	(262,368)
Patterson Cos., Inc.	11,000	(425,150)
Premier, Inc. (Class A Stock)*	5,500	(179,135)
Teladoc, Inc.*	1,600	(53,040)

A51

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

	Shares	Value
SECURITIES SOLD SHORT (Continued)
COMMON STOCKS (Continued)
Health Care Providers & Services (cont’d.)
Tivity Health, Inc.*	3,500	$(142,800)

		(3,314,381)

Health Care Technology — 0.0%
Allscripts Healthcare Solutions, Inc.*	17,700	(251,871)
Evolent Health, Inc. (Class A Stock)*	14,100	(250,980)
M3, Inc. (Japan)	2,800	(79,832)

		(582,683)

Hotels, Restaurants & Leisure — (0.1)%
Boyd Gaming Corp.	5,300	(138,065)
Churchill Downs, Inc.	300	(61,860)
Marriott International, Inc. (Class A Stock)	7,500	(826,950)
Oriental Land Co. Ltd. (Japan)	600	(45,744)
Planet Fitness, Inc. (Class A Stock)	13,000	(350,740)
Red Rock Resorts, Inc. (Class A Stock)	5,500	(127,380)
Scientific Games Corp. (Class A Stock)*	6,300	(288,855)
Six Flags Entertainment Corp.	9,500	(578,930)
Vail Resorts, Inc.	3,000	(684,360)
Wingstop, Inc.	4,400	(146,300)
Zoe’s Kitchen, Inc.*	1,300	(16,419)

		(3,265,603)

Household Durables — 0.0%
Casio Computer Co. Ltd. (Japan)	5,300	(74,759)
Garmin Ltd.	10,200	(550,494)
Installed Building Products, Inc.*	1,000	(64,800)
Leggett & Platt, Inc.	700	(33,411)
Rinnai Corp. (Japan)	200	(17,132)
Sony Corp. (Japan)	7,100	(264,892)
TRI Pointe Group, Inc.*	8,200	(113,242)
Whirlpool Corp.	2,800	(516,432)

		(1,635,162)

Household Products — 0.0%
Energizer Holdings, Inc.	3,900	(179,595)
Spectrum Brands Holdings, Inc.	1,700	(180,064)
WD-40 Co.	800	(89,520)

		(449,179)

Independent Power & Renewable Electricity Producers — 0.0%
Electric Power Development Co. Ltd. (Japan)	10,000	(251,208)
Pattern Energy Group, Inc.	9,300	(224,130)

		(475,338)

Industrial Conglomerates — 0.0%
Keihan Holdings Co. Ltd. (Japan)	1,200	(35,147)
Seibu Holdings, Inc. (Japan)	8,300	(141,772)

		(176,919)

Insurance — (0.1)%
Aegon NV (Netherlands)	8,079	(47,092)
AmTrust Financial Services, Inc.	11,700	(157,482)
Arch Capital Group Ltd.*	1,000	(98,500)
Arthur J Gallagher & Co.	9,000	(553,950)
Dai-ichi Life Holdings, Inc. (Japan)	11,000	(197,313)
Markel Corp.*	190	(202,916)
Marsh & McLennan Cos., Inc.	8,600	(720,766)

	Shares	Value
SECURITIES SOLD SHORT (Continued)
COMMON STOCKS (Continued)
Insurance (cont’d.)
MBIA, Inc.*	13,900	$(120,930)
Mercury General Corp.	2,900	(164,401)
RenaissanceRe Holdings Ltd. (Bermuda)	4,800	(648,672)
RLI Corp.	1,900	(108,984)
Sompo Holdings, Inc. (Japan)	1,900	(74,042)
Sony Financial Holdings, Inc. (Japan)	29,900	(490,646)
T&D Holdings, Inc. (Japan)	17,900	(259,682)
Tokio Marine Holdings, Inc. (Japan)	8,300	(324,841)
Unipol Gruppo Finanziario SpA (Italy)	61,102	(280,337)
Validus Holdings Ltd.	1,300	(63,973)
W.R. Berkley Corp.	4,100	(273,634)
Willis Towers Watson PLC	3,700	(570,651)

		(5,358,812)

Internet & Direct Marketing Retail — 0.0%
Amazon.com, Inc.*	370	(355,700)
Liberty Ventures (Class A Stock)*	10,660	(613,483)
Yoox Net-A-Porter Group SpA (Italy)*	13,547	(531,701)
Zalando SE (Germany)*	8,881	(445,759)

		(1,946,643)

Internet Software & Services — (0.1)%
2U, Inc.*	4,700	(263,388)
Box, Inc. (Class A Stock)*	15,500	(299,460)
Cornerstone OnDemand, Inc.*	1,600	(64,976)
Five9, Inc.*	3,500	(83,650)
GoDaddy, Inc. (Class A Stock)*	11,300	(491,663)
GTT Communications, Inc.*	2,600	(82,290)
j2 Global, Inc.	1,000	(73,880)
Kakaku.com, Inc. (Japan)	25,200	(321,492)
MuleSoft, Inc. (Class A Stock)*	3,200	(64,448)
New Relic, Inc.*	2,800	(139,440)
United Internet AG (Germany)	7,930	(494,297)
Zillow Group, Inc. (Class C Stock)*	12,500	(502,625)

		(2,881,609)

IT Services — (0.1)%
Alliance Data Systems Corp.	2,500	(553,875)
Automatic Data Processing, Inc.	5,200	(568,464)
Blackhawk Network Holdings, Inc.*	8,900	(389,820)
DXC Technology Co.	6,400	(549,632)
FleetCor Technologies, Inc.*	1,100	(170,247)
Gartner, Inc.*	2,800	(348,348)
Genpact Ltd.	7,000	(201,250)
Jack Henry & Associates, Inc.	800	(82,232)
Nets A/S (Denmark)*	3,301	(85,516)
Obic Co. Ltd. (Japan)	900	(56,664)
Paychex, Inc.	4,100	(245,836)
PayPal Holdings, Inc.*	12,700	(813,181)
Square, Inc. (Class A Stock)*	22,600	(651,106)
Vantiv, Inc. (Class A Stock)*	8,700	(613,089)
WEX, Inc.*	4,600	(516,212)

		(5,845,472)

Leisure Products — 0.0%
Amer Sports Oyj (Finland)*	3,123	(82,910)
American Outdoor Brands Corp.*	3,400	(51,850)
Mattel, Inc.	33,200	(513,936)

A52

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

	Shares	Value
SECURITIES SOLD SHORT (Continued)
COMMON STOCKS (Continued)
Leisure Products (cont’d.)
Shimano, Inc. (Japan)	2,200	$(293,082)

		(941,778)

Life Sciences Tools & Services — 0.0%
Bio-Techne Corp.	1,200	(145,068)
NeoGenomics, Inc.*	13,700	(152,481)
QIAGEN NV*	910	(28,765)
Quintiles IMS Holdings, Inc.*	400	(38,028)

		(364,342)

Machinery — (0.1)%
Actuant Corp. (Class A Stock)	4,300	(110,080)
Albany International Corp. (Class A Stock)	3,300	(189,420)
Alfa Laval AB (Sweden)	2,607	(63,767)
Atlas Copco AB (Sweden) (Class A Stock)	4,096	(173,762)
CIRCOR International, Inc.	2,100	(114,303)
Duerr AG (Germany)	1,010	(135,244)
FANUC Corp. (Japan)	600	(121,652)
Flowserve Corp.	11,900	(506,821)
GEA Group AG (Germany)	7,197	(327,631)
Hino Motors Ltd. (Japan)	1,200	(14,684)
IHI Corp. (Japan)	7,100	(247,497)
John Bean Technologies Corp.	1,500	(151,650)
Kawasaki Heavy Industries Ltd. (Japan)	9,900	(328,255)
Krones AG (Germany)	337	(46,876)
Mitsubishi Heavy Industries Ltd. (Japan)	2,800	(110,711)
NSK Ltd. (Japan)	1,200	(16,201)
NTN Corp. (Japan)	28,000	(118,646)
OC Oerlikon Corp. AG (Switzerland)*	14,123	(217,608)
RBC Bearings, Inc.*	1,100	(137,665)
SMC Corp. (Japan)	100	(35,336)
THK Co. Ltd. (Japan)	1,000	(34,109)
Trinity Industries, Inc	11,300	(360,470)
WABCO Holdings, Inc.*	2,200	(325,600)
Wabtec Corp.	7,300	(552,975)
Xylem, Inc.	5,300	(331,939)

		(4,772,902)

Marine — 0.0%
Kirby Corp.*	4,100	(270,395)
Mitsui OSK Lines Ltd. (Japan)	1,200	(36,413)
Nippon Yusen KK (Japan)	24,700	(513,999)

		(820,807)

Media — (0.1)%
Altice NV (Netherlands) (Class A Stock)*	49,097	(983,697)
Axel Springer SE (Germany)	1,497	(96,282)
Dentsu, Inc. (Japan)	1,900	(83,463)
EW Scripps Co. (The) (Class A Stock)*	6,600	(126,126)
IMAX Corp.*	15,000	(339,750)
Liberty Broadband Corp. (Class A Stock)*	1,500	(141,270)
Liberty Broadband Corp. (Class C Stock)*	4,800	(457,440)
Lions Gate Entertainment Corp. (Class A
Stock)*	7,000	(234,150)
Mediaset SpA (Italy)*	36,455	(126,286)
Omnicom Group, Inc.	5,800	(429,606)
ProSiebenSat.1 Media SE (Germany)	3,509	(119,744)
Schibsted ASA (Norway) (Class A Stock)	8,167	(210,544)

	Shares	Value
SECURITIES SOLD SHORT (Continued)
COMMON STOCKS (Continued)
Media (cont’d.)
Telenet Group Holding NV (Belgium)*	1,501	$(99,355)

		(3,447,713)

Metals & Mining — (0.1)%
AK Steel Holding Corp.*	63,500	(354,965)
Allegheny Technologies, Inc.*	20,100	(480,390)
Carpenter Technology Corp.	1,800	(86,454)
Century Aluminum Co.*	2,900	(48,082)
Commercial Metals Co.	6,100	(116,083)
Compass Minerals International, Inc	3,900	(253,110)
Hecla Mining Co.	14,200	(71,284)
Kobe Steel Ltd. (Japan)	40,800	(467,252)
Norsk Hydro ASA (Norway)	15,011	(109,532)
thyssenkrupp AG (Germany)	3,316	(98,484)
TimkenSteel Corp.*	4,200	(69,300)

		(2,154,936)

Mortgage Real Estate Investment Trusts (REITs) — 0.0%
AGNC Investment Corp	18,400	(398,912)
Apollo Commercial Real Estate Finance,
Inc.	9,900	(179,289)

		(578,201)

Multiline Retail — 0.0%
Isetan Mitsukoshi Holdings Ltd. (Japan)	14,100	(147,342)
J Front Retailing Co. Ltd. (Japan)	2,000	(27,653)
Marui Group Co. Ltd. (Japan)	11,300	(161,762)

		(336,757)

Multi-Utilities — (0.1)%
Ameren Corp.	2,700	(156,168)
Black Hills Corp.	2,600	(179,062)
Consolidated Edison, Inc.	7,100	(572,828)
Dominion Energy, Inc.	7,600	(584,668)
E.ON SE (Germany)	55,717	(631,629)
RWE AG (Germany)	9,363	(213,007)

		(2,337,362)

Oil, Gas & Consumable Fuels — (0.1)%
Callon Petroleum Co.*	40,500	(455,220)
Concho Resources, Inc.*	700	(92,204)
Energen Corp.*	1,600	(87,488)
EQT Corp.	8,800	(574,112)
Green Plains, Inc.	5,900	(118,885)
Gulfport Energy Corp.*	28,700	(411,558)
Halcon Resources Corp.*	12,100	(82,280)
HollyFrontier Corp.	7,400	(266,178)
Koninklijke Vopak NV (Netherlands)	3,027	(132,745)
Matador Resources Co.*	12,200	(331,230)
Murphy Oil Corp.	21,000	(557,760)
Oasis Petroleum, Inc.*	48,300	(440,496)
Occidental Petroleum Corp.	9,200	(590,732)
PDC Energy, Inc.*	12,800	(627,584)
Range Resources Corp.	11,500	(225,055)
RSP Permian, Inc.*	13,200	(456,588)
Statoil ASA (Norway)	7,206	(144,873)
Whiting Petroleum Corp.*	70,900	(387,114)

		(5,982,102)

A53

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

	Shares	Value
SECURITIES SOLD SHORT (Continued)
COMMON STOCKS (Continued)
Paper & Forest Products — 0.0%
Domtar Corp.	4,100	$(177,899)
KapStone Paper and Packaging Corp.	3,500	(75,215)

		(253,114)

Personal Products — 0.0%
Coty, Inc. (Class A Stock)	18,400	(304,152)
elf Beauty, Inc.*	4,700	(105,985)

		(410,137)

Pharmaceuticals — (0.1)%
Chugai Pharmaceutical Co. Ltd. (Japan)	3,000	(124,668)
Dermira, Inc.*	4,600	(124,200)
Eisai Co. Ltd. (Japan)	2,100	(107,841)
Impax Laboratories, Inc.*	15,000	(304,500)
Medicines Co. (The)*	11,500	(425,960)
MyoKardia, Inc.*	1,600	(68,560)
Nektar Therapeutics*	14,000	(336,000)
Nippon Shinyaku Co. Ltd. (Japan)	1,800	(125,100)
Ono Pharmaceutical Co. Ltd. (Japan)	14,300	(324,589)
Paratek Pharmaceuticals, Inc.*	4,500	(112,950)
Santen Pharmaceutical Co. Ltd. (Japan)	6,400	(100,979)
Vifor Pharma AG (Switzerland)	786	(92,706)

		(2,248,053)

Professional Services — 0.0%
Advisory Board Co. (The)*	1,400	(75,075)
Equifax, Inc.	1,500	(158,985)
IHS Markit Ltd.*	12,200	(537,776)
Nielsen Holdings PLC	6,800	(281,860)
Verisk Analytics, Inc.*	6,000	(499,140)
WageWorks, Inc.*	3,300	(200,310)

		(1,753,146)

Real Estate Management & Development — 0.0%
Howard Hughes Corp. (The)*	1,500	(176,895)

Road & Rail — (0.1)%
AMERCO	600	(224,940)
Genesee & Wyoming, Inc. (Class A Stock)*	5,300	(392,253)
J.B. Hunt Transport Services, Inc.	2,700	(299,916)
Keikyu Corp. (Japan)	5,500	(111,539)
Keio Corp. (Japan)	4,600	(189,602)
Kintetsu Group Holdings Co. Ltd. (Japan)	5,500	(204,610)
Knight-Swift Transportation Holdings, Inc.*	8,800	(365,640)
Nankai Electric Railway Co. Ltd. (Japan)	5,200	(128,710)
Odakyu Electric Railway Co. Ltd. (Japan)	13,600	(258,061)
Sotetsu Holdings, Inc. (Japan)	1,400	(33,856)
Tobu Railway Co. Ltd. (Japan)	600	(16,486)
Tokyu Corp. (Japan)	7,700	(109,053)

		(2,334,666)

Semiconductors & Semiconductor Equipment — (0.1)%
Advantest Corp. (Japan)	11,000	(206,239)
ams AG (Austria)*	4,725	(343,080)
Analog Devices, Inc.	6,900	(594,573)
Cavium, Inc.*	10,100	(665,994)
Cree, Inc.*	19,400	(546,886)
Cypress Semiconductor Corp.	39,900	(599,298)
Ichor Holdings Ltd.*	4,800	(128,640)

	Shares	Value
SECURITIES SOLD SHORT (Continued)
COMMON STOCKS (Continued)
Semiconductors & Semiconductor Equipment (cont’d.)
Inphi Corp.*	8,200	$(325,458)
Integrated Device Technology, Inc.*	4,800	(127,584)
MACOM Technology Solutions Holdings, Inc. (Class H Stock)*	8,300	(370,263)
MaxLinear, Inc.*	6,700	(159,125)
NeoPhotonics Corp.*	8,500	(47,260)
PDF Solutions, Inc.*	5,900	(91,391)
Veeco Instruments, Inc.*	4,400	(94,160)
Xperi Corp	3,300	(83,490)

		(4,383,441)

Software — (0.1)%
Blackbaud, Inc.	2,200	(193,160)
BroadSoft, Inc.*	3,400	(171,020)
Gemalto NV (Netherlands)	1,361	(60,826)
Guidewire Software, Inc.*	4,500	(350,370)
HubSpot, Inc.*	7,600	(638,780)
Proofpoint, Inc.*	8,700	(758,814)
PROS Holdings, Inc.*	5,800	(139,954)
ServiceNow, Inc.*	6,800	(799,204)
Splunk, Inc.*	9,800	(651,014)
Ultimate Software Group, Inc. (The)*	2,600	(492,960)
Workday, Inc. (Class A Stock)*	7,500	(790,425)
Zendesk, Inc.*	9,000	(261,990)

		(5,308,517)

Specialty Retail — (0.1)%
Advance Auto Parts, Inc.	4,400	(436,480)
AutoZone, Inc.*	940	(559,403)
Camping World Holdings, Inc. (Class A Stock)	2,700	(109,998)
Children’s Place, Inc. (The)	3,300	(389,895)
Fast Retailing Co. Ltd. (Japan)	100	(29,495)
Fielmann AG (Germany)	1,382	(119,835)
Hennes & Mauritz AB (Sweden) (Class B Stock)	2,747	(71,357)
Monro, Inc.	7,200	(403,560)
O’Reilly Automotive, Inc.*	2,600	(559,962)
Tiffany & Co.	8,300	(761,774)
TJX Cos., Inc. (The)	1,300	(95,849)
Tractor Supply Co.	7,100	(449,359)

		(3,986,967)

Technology Hardware, Storage & Peripherals — 0.0%
Cray, Inc.*	4,900	(95,305)
Diebold Nixdorf, Inc.	10,400	(237,640)
Electronics For Imaging, Inc.*	8,700	(371,316)
Pure Storage, Inc. (Class A Stock)*	4,500	(71,955)
Ricoh Co. Ltd. (Japan)	16,700	(162,393)
Stratasys Ltd.*	7,500	(173,400)

		(1,112,009)

Textiles, Apparel & Luxury Goods — 0.0%
adidas AG (Germany)	493	(111,648)
Asics Corp. (Japan)	11,500	(171,518)
Hanesbrands, Inc.	25,300	(623,392)
NIKE, Inc. (Class B Stock)	10,000	(518,500)
Pandora A/S (Denmark)	1,062	(105,002)

A54

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

	Shares	Value
SECURITIES SOLD SHORT (Continued)
COMMON STOCKS (Continued)
Textiles, Apparel & Luxury Goods (cont’d.)
VF Corp.	7,000	$(444,990)

		(1,975,050)

Thrifts & Mortgage Finance — 0.0%
LendingTree, Inc.*	800	(195,560)
New York Community Bancorp, Inc.	27,200	(350,608)
Northwest Bancshares, Inc.	5,100	(88,077)

		(634,245)

Tobacco — 0.0%
Vector Group Ltd.	13,311	(272,476)

Trading Companies & Distributors — 0.0%
Air Lease Corp.	8,700	(370,794)
NOW, Inc.*	24,200	(334,202)
SiteOne Landscape Supply, Inc.*	5,200	(302,120)

		(1,007,116)

Transportation Infrastructure — 0.0%
Mitsubishi Logistics Corp. (Japan)	1,500	(37,321)

Water Utilities — 0.0%
Aqua America, Inc.	1,500	(49,785)

Wireless Telecommunication Services — 0.0%
Millicom International Cellular SA (Luxembourg), SDR	2,222	(146,784)
SoftBank Group Corp. (Japan)	4,500	(364,933)
Tele2 AB (Sweden) (Class B Stock)	14,848	(170,145)

		(681,862)

TOTAL COMMON STOCKS
(proceeds received $132,598,732)		(148,079,222)

PREFERRED STOCK — 0.0%
Health Care Equipment & Supplies — 0.0%
Sartorius AG (Germany) (PRFC) (proceeds received $146,263)	1,802	(172,431)

TOTAL SECURITIES SOLD SHORT
(proceeds received $132,744,995)		(148,251,653)

Shares	Value
OPTIONS WRITTEN* — (0.0)%
(premiums received $1,066,098)	$(760,343)

TOTAL INVESTMENTS, NET OF SECURITIES SOLD SHORT AND OPTIONS WRITTEN — 100.7% (cost $4,759,655,840)	5,733,236,824
Liabilities in excess of other assets(z) — (0.7)%	(38,584,012)

NET ASSETS — 100.0%	$5,694,652,812

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.
**	Investment is an affiliate of the Subadvisor.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
^	Indicates a Level 3 security. The aggregate value of Level 3 securities is $385,613 and 0.0% of net assets.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $48,678,120; cash collateral of $49,897,188 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at September 30, 2017.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of September 30, 2017. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(f)	Indicates a restricted security; the aggregate original cost of such securities is $798,117. The aggregate value of $154,015 is 0.0% of net assets.
(h)	Represents security, or a portion thereof, segregated as collateral for OTC derivatives.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(m)	Repurchase agreement is collateralized by U.S. Treasury Security (coupon rate 2.125%, maturity date 03/31/24) with the aggregate value, including accrued interest, of $2,140,564.
(n)	Rate shown reflects yield to maturity at purchase date.
(r)	Less than $500 par.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(u)	Represents security, or a portion thereof, segregated as collateral for short sales.
(v)	Represents security, or a portion thereof, segregated as collateral for reverse repurchase agreements.
(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as the manager/co-manager of the underlying portfolios in which the Portfolio invests.
(z)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end, with the exception of options which are included in net assets at market value:

A55

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Exchange Traded Options - Purchased:

Description	Call/ Put	Expiration Date	Strike Price	Contracts	Notional Amount (000)#		Value
2 Year U.S. Treasury Notes Futures	Call	10/27/17	$108.75	53		53	$95,234
5 Year U.S. Treasury Notes Futures	Call	10/27/17	$117.75	32		32	6,499
5 Year U.S. Treasury Notes Futures	Call	12/22/17	$123.50	14		14	—
5 Year U.S. Treasury Notes Futures	Call	12/22/17	$124.25	20		20	—
5 Year U.S. Treasury Notes Futures	Call	12/22/17	$125.00	8		8	—
10 Year Euro-Bund Futures	Call	11/24/17	172.00	565	EUR	565	6,678
10 Year U.S. Treasury Notes Futures	Call	10/27/17	$125.50	38		38	17,214
10 Year U.S. Treasury Notes Futures	Call	10/27/17	$125.75	13		13	4,472
10 Year U.S. Treasury Notes Futures	Call	11/24/17	$131.00	85		85	2,656
10 Year U.S. Treasury Notes Futures	Call	11/24/17	$131.50	610		610	19,063
10 Year U.S. Treasury Notes Futures	Call	12/22/17	$140.00	17		17	—
20 Year U.S. Treasury Bonds Futures	Call	10/27/17	$152.50	9		9	12,654
20 Year U.S. Treasury Bonds Futures	Call	10/27/17	$153.00	20		20	22,188
20 Year U.S. Treasury Bonds Futures	Call	10/27/17	$154.00	21		21	15,422
20 Year U.S. Treasury Bonds Futures	Call	10/27/17	$155.00	9		9	4,078
30 Year U.S. Ultra Treasury Bonds Futures - Week 2	Call	10/13/17	$154.00	18		18	8,154
Euro - Bobl Futures	Call	10/27/17	134.50	26	EUR	26	154
90 Day Euro Futures	Put	03/19/18	$98.25	175		438	9,844
90 Day Euro Futures	Put	03/19/18	$98.25	166		415	9,338
2 Year U.S. Treasury Notes Futures	Put	11/24/17	$106.75	18		18	—
2 Year U.S. Treasury Notes Futures	Put	12/22/17	$106.50	11		11	172
5 Year U.S. Treasury Notes Futures	Put	10/27/17	$115.25	438		438	3,422
5 Year U.S. Treasury Notes Futures	Put	10/27/17	$118.00	32		32	19,999
5 Year U.S. Treasury Notes Futures	Put	11/24/17	$105.00	8		8	—
5 Year U.S. Treasury Notes Futures	Put	11/24/17	$106.00	77		77	—
5 Year U.S. Treasury Notes Futures	Put	11/24/17	$106.50	60		60	—
5 Year U.S. Treasury Notes Futures	Put	11/24/17	$108.00	9		9	—
5 Year U.S. Treasury Notes Futures	Put	11/24/17	$108.50	55		55	—
5 Year U.S. Treasury Notes Futures	Put	11/24/17	$108.75	31		31	—
5 Year U.S. Treasury Notes Futures	Put	11/24/17	$111.50	13		13	—
5 Year U.S. Treasury Notes Futures	Put	11/24/17	$112.00	177		177	—
5 Year U.S. Treasury Notes Futures	Put	11/24/17	$114.00	315		315	4,922
5 Year U.S. Treasury Notes Futures	Put	11/24/17	$114.25	581		581	9,078
5 Year U.S. Treasury Notes Futures	Put	11/24/17	$114.50	36		36	108,563
10 Year Euro-Bund Futures	Put	10/27/17	161.00	26	EUR	26	26,734
10 Year Euro-Bund Futures	Put	10/27/17	161.50	13	EUR	13	17,516
10 Year U.S. Treasury Notes Futures	Put	10/27/17	$125.50	3		3	1,922
10 Year U.S. Treasury Notes Futures	Put	10/27/17	$126.00	42		42	40,031
10 Year U.S. Treasury Notes Futures	Put	11/24/17	$106.00	33		33	—
10 Year U.S. Treasury Notes Futures	Put	11/24/17	$107.00	5		5	—
10 Year U.S. Treasury Notes Futures	Put	11/24/17	$114.50	327		327	—
10 Year U.S. Treasury Notes Futures	Put	12/22/17	$108.00	74		74	—
10 Year U.S. Treasury Notes Futures	Put	12/22/17	$109.00	16		16	—
10 Year U.S. Treasury Notes Futures	Put	12/22/17	$112.50	22		22	—
20 Year U.S. Treasury Bonds Futures	Put	10/27/17	$143.00	37		37	578
20 Year U.S. Treasury Bonds Futures	Put	10/27/17	$152.00	4		4	3,563
20 Year U.S. Treasury Bonds Futures	Put	11/24/17	$140.00	308		308	9,625
20 Year U.S. Treasury Bonds Futures	Put	11/24/17	$142.00	313		313	14,672
Canadian Dollar Futures	Put	10/06/17	80.00	20		20	3,800
Euro Dollar Futures	Put	10/06/17	1.20	1		125	1,263
							$499,508

A56

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Exchange Traded Options - Written:

Description	Call/ Put	Expiration Date	Strike Price	Contracts	Notional Amount (000)#			Value
90 Day Euro Futures	Call	03/19/18	$98.75	166		415		$(3,113)
90 Day Euro Futures	Call	03/19/18	$98.75	175		438		(3,281)
5 Year U.S. Treasury Notes Futures	Call	10/27/17	$118.00	38		38		(4,751)
5 Year U.S. Treasury Notes Futures	Call	10/27/17	$118.50	20		20		(938)
5 Year U.S. Treasury Notes Futures	Call	11/24/17	$118.00	32		32		(7,489)
10 Year Euro-Bund Futures	Call	10/27/17	162.50	14	EUR		14	(5,129)
10 Year Euro-Bund Futures	Call	11/24/17	162.50	6	EUR		6	(3,829)
10 Year U.S. Treasury Notes Futures	Call	10/27/17	$126.00	32		32		(8,500)
10 Year U.S. Treasury Notes Futures	Call	10/27/17	$126.50	26		26		(4,469)
10 Year U.S. Treasury Notes Futures	Call	10/27/17	$126.75	26		26		(3,250)
10 Year U.S. Treasury Notes Futures	Call	10/27/17	$127.00	28		28		(2,625)
10 Year U.S. Treasury Notes Futures	Call	10/27/17	$127.50	20		20		(1,250)
10 Year U.S. Treasury Notes Futures	Call	10/27/17	$128.00	15		15		(703)
10 Year U.S. Treasury Notes Futures	Call	10/27/17	$128.00	52		52		(2,438)
10 Year U.S. Treasury Notes Futures	Call	10/27/17	$128.50	13		13		(406)
10 Year U.S. Treasury Notes Futures	Call	11/24/17	$126.50	13		13		(4,672)
10 Year U.S. Treasury Notes Futures	Call	11/24/17	$127.50	29		29		(4,984)
10 Year U.S. Treasury Notes Futures	Call	11/24/17	$128.50	17		17		(1,594)
10 Year U.S. Treasury Notes Futures	Call	11/24/17	$129.00	42		42		(3,281)
20 Year U.S. Treasury Bonds Futures	Call	10/27/17	$155.50	12		12		(4,500)
20 Year U.S. Treasury Bonds Futures	Call	10/27/17	$157.00	49		49		(8,422)
20 Year U.S. Treasury Bonds Futures	Call	10/27/17	$158.00	89		89		(9,734)
20 Year U.S. Treasury Bonds Futures	Call	11/24/17	$157.00	25		25		(12,109)
30 Year U.S. Ultra Treasury Bonds Futures - Week 2	Call	10/13/17	$155.00	12		12		(2,628)
30 Year U.S. Ultra Treasury Bonds Futures - Week 2	Call	10/13/17	$155.50	24		24		(4,128)
Canadian Dollar Futures	Call	10/06/17	80.00	13		13		(5,720)
Canadian Dollar Futures	Call	10/06/17	80.50	8		8		(1,520)
Canadian Dollar Futures	Call	10/06/17	81.50	10		10		(250)
Canadian Dollar Futures	Call	10/06/17	82.00	10		10		(100)
Canadian Dollar Futures	Call	11/03/17	81.00	6		6		(2,580)
Euro Dollar Futures	Call	10/06/17	1.12	14		1,750		(1,225)
Euro Dollar Futures	Call	10/06/17	1.19	9		1,125		(3,263)
Euro Dollar Futures	Call	11/03/17	1.18	6		750		(10,950)
Euro Dollar Futures	Call	11/03/17	1.19	3		375		(3,563)
Euro Dollar Futures	Call	11/03/17	1.20	6		750		(4,425)
Euro Dollar Futures	Call	11/03/17	1.21	8		1,000		(3,500)
5 Year U.S. Treasury Notes Futures	Put	10/27/17	$117.50	19		19		(5,789)
5 Year U.S. Treasury Notes Futures	Put	10/27/17	$117.75	32		32		(14,250)
10 Year Euro-Bund Futures	Put	10/27/17	159.50	26	EUR		26	(10,448)
10 Year Euro-Bund Futures	Put	10/27/17	160.00	46	EUR		46	(26,096)
10 Year Euro-Bund Futures	Put	11/24/17	159.00	9	EUR		9	(4,999)
10 Year U.S. Treasury Notes Futures	Put	10/27/17	$125.00	55		55		(21,484)
10 Year U.S. Treasury Notes Futures	Put	10/27/17	$125.50	15		15		(9,609)
10 Year U.S. Treasury Notes Futures	Put	10/27/17	$126.00	30		30		(28,594)
10 Year U.S. Treasury Notes Futures	Put	11/24/17	$124.00	17		17		(4,781)
20 Year U.S. Treasury Bonds Futures	Put	10/27/17	$153.00	10		10		(13,438)
20 Year U.S. Treasury Bonds Futures	Put	10/27/17	$154.00	9		9		(17,297)
30 Year U.S. Ultra Treasury Bonds Futures	Put	10/27/17	$151.00	11		11		(6,016)
Australian Dollar Futures	Put	11/03/17	80.00	13		13		(24,311)
British Pound Futures	Put	11/03/17	133.00	13		8,125		(6,256)
British Pound Futures	Put	11/03/17	134.00	12		7,500		(8,701)
Canadian Dollar Futures	Put	10/06/17	77.00	6		6		(30)
Canadian Dollar Futures	Put	10/06/17	78.50	14		14		(70)
Canadian Dollar Futures	Put	11/03/17	80.00	13		13		(8,060)

A57

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Description	Call/ Put	Expiration Date	Strike Price	Contracts	Notional Amount (000)#	Value
Euro Dollar Futures	Put	10/06/17	$1.17	2	250	$(100)
Euro Dollar Futures	Put	10/06/17	$1.18	5	625	(1,188)
Euro Dollar Futures	Put	10/06/17	$1.19	10	1,250	(8,125)
Euro Dollar Futures	Put	10/06/17	$1.20	15	1,875	(26,813)
Japanese Yen Futures	Put	10/06/17	89.50	14	18	(10,325)
Japanese Yen Futures	Put	10/06/17	90.00	1	1	(1,200)
Japanese Yen Futures	Put	10/06/17	91.00	5	6	(11,500)
Japanese Yen Futures	Put	11/03/17	89.00	12	15	(15,450)
Japanese Yen Futures	Put	11/03/17	90.00	14	18	(28,350)

						$(458,599)

OTC Traded Options - Purchased:
Description	Call/ Put	Counterparty	Expiration Date	Strike Price	Contracts	Notional Amount (000)#		Value
Inflation Floor Option, Inflation on the CPI Urban Consumer NSA	Call	Deutsche Bank AG	03/29/18	0.26%	—		16,400	$7,380
Currency Option USD vs COP	Put	Goldman Sachs & Co.	10/19/17	2,870.00	—		2,720	5,745
Currency Option USD vs COP	Put	Goldman Sachs & Co.	12/21/17	2,860.00	—		2,720	20,938
Currency Option USD vs MXN	Put	Goldman Sachs & Co.	10/19/17	17.59	—		2,850	1,570
Currency Option USD vs MXN	Put	Goldman Sachs & Co.	12/20/17	17.66	—		2,850	11,190
Currency Option USD vs MXN	Put	Goldman Sachs & Co.	01/05/18	18.33	—		1,270	21,412
FNMA TBA 3.50%	Put	JPMorgan Chase	10/05/17	$75.00	—		900	15

								$68,250

OTC Traded Options - Written:
Description	Call/ Put	Counterparty	Expiration Date	Strike Price	Contracts	Notional Amount (000)#		Value
Currency Option AUD vs CAD	Call	Deutsche Bank AG	12/20/17	1.01	—	AUD	1,100	$(2,331)
Currency Option AUD vs CAD	Call	Bank of America	12/21/17	1.00	—	AUD	1,300	(4,063)
Currency Option EUR vs USD	Call	Standard Chartered PLC	10/06/17	1.20	—	EUR	984	(353)
Currency Option USD vs COP	Call	Goldman Sachs & Co.	10/19/17	2,940.00	—		2,720	(31,463)
Currency Option USD vs COP	Call	Goldman Sachs & Co.	12/20/17	2,990.00	—		2,720	(49,549)
Currency Option USD vs MXN	Call	Goldman Sachs & Co.	10/19/17	17.95	—		2,850	(58,434)
Currency Option USD vs MXN	Call	Goldman Sachs & Co.	12/20/17	18.35	—		2,850	(60,239)
FNMA TBA 3.50%	Call	JPMorgan Chase	10/05/17	$103.41	—		1,000	(2,096)
FNMA TBA 3.50%	Call	JPMorgan Chase	10/05/17	$103.61	—		1,000	(14)
FNMA TBA 3.50%	Call	Goldman Sachs & Co.	10/05/17	$103.70	—		1,000	(1,117)
Inflation Cap Option, Inflation on the CPI Urban Consumer NSA	Call	Deutsche Bank AG	03/29/18	0.23%	—		16,400	(7,380)
Currency Option USD vs BRL	Call	Credit Suisse First Boston Corp.	10/02/17	3.55	—		700	—
Currency Option USD vs BRL	Call	Deutsche Bank AG	11/17/17	4.25	—		3,400	(109)

A58

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Description	Call/ Put	Counterparty	Expiration Date	Strike Price	Contracts	Notional Amount (000)#		Value
Inflation Cap Option, Inflation on the CPI Urban Consumer NSA	Call	JPMorgan Chase	04/22/24	4.00%	—		800	$(104)
Inflation Cap Option, Inflation on the CPI Urban Consumer NSA	Call	JPMorgan Chase	05/16/24	4.00%	—		200	(27)
Inflation Cap Option, Inflation on the Eurostat Eurozone HICP	Call	Goldman Sachs & Co.	06/22/35	3.00%	—	EUR	500	(5,759)
Currency Option AUD vs CAD	Put	Deutsche Bank AG	12/20/17	0.96	—	AUD	1,100	(5,884)
Currency Option AUD vs CAD	Put	Bank of America	12/21/17	0.95	—	AUD	1,300	(34,005)
Currency Option USD vs MXN	Put	Goldman Sachs & Co.	01/05/18	17.85	—		2,540	(17,729)
FNMA TBA 3.50%	Put	JPMorgan Chase	10/05/17	$102.61	—		1,000	(2)
FNMA TBA 3.50%	Put	Goldman Sachs & Co.	10/05/17	$102.70	—		1,000	(1,627)
Currency Option CAD vs JPY	Put	Goldman Sachs & Co.	06/19/18	76.70	—	CAD	1,400	(6,815)
Inflation Floor Option, Inflation on the CPI Urban Consumer NSA	Put	JPMorgan Chase	03/24/20	0.00%	—		1,900	(5,292)
Inflation Floor Option, Inflation on the CPI Urban Consumer NSA	Put	Citigroup Global Markets	04/07/20	0.00%	—		2,700	(2)
Inflation Floor Option, Inflation on the CPI Urban Consumer NSA	Put	Citigroup Global Markets	09/29/20	0.00%	—		300	—
Inflation Floor Option, Inflation on the CPI Urban Consumer NSA	Put	Citigroup Global Markets	09/29/20	0.00%	—		500	(1)
Inflation Floor Option, Inflation on the CPI Urban Consumer NSA	Put	JPMorgan Chase	10/02/20	0.00%	—		1,000	(3,497)

								$(297,892)

OTC Swaptions - Purchased:
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive		Pay	Notional Amount (000)#	Value
30- Year Interest Rate Swap, 06/19/48	Call	Deutsche Bank AG	06/15/18	2.15%	2.15%(S)		3 Month LIBOR(Q)	650	$9,265
30- Year Interest Rate Swap, 06/19/48	Put	Deutsche Bank AG	06/15/18	2.15%	3 Month LIBOR(Q)		2.15%(S)	650	64,606
10- Year Interest Rate Swap, 07/18/28	Put	Morgan Stanley	07/16/18	2.77%	3 Month LIBOR(Q)		2.77%(S)	850	7,080

									$80,951

OTC Swaptions - Written:
								Notional
Description	Call/ Put	Counterparty		Expiration Date	Strike	Receive	Pay	Amount (000)#	Value
5- Year x 5- Year Interest Rate Swap, 11/09/27	Call	Royal Bank of Scotland Group PLC		11/07/17	1.80%	3 Month LIBOR(Q)	1.80%(S)	1,050	$(9)
							3 Month
5- Year x 5- Year Interest Rate Swap, 11/09/27	Put	Royal Bank of Scotland Group PLC		11/07/17	2.60%	2.60%(S)	LIBOR(Q)	1,050	(3,843)

									$(3,852)

A59

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Financial futures contracts outstanding at September 30, 2017:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Current Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Long Positions:
65	90 Day Sterling	Dec. 2017	$10,828,688	$10,829,777	$1,089
56	90 Day Sterling	Dec. 2018	9,299,315	9,296,501	(2,814)
101	2 Year U.S. Treasury Notes	Dec. 2017	21,844,064	21,786,016	(58,048)
3	5 Year Euro-Bobl	Dec. 2017	466,659	465,122	(1,537)
1,576	5 Year U.S. Treasury Notes	Dec. 2017	186,408,280	185,180,000	(1,228,280)
36	10 Year Australian Treasury Bonds	Dec. 2017	27,864,168	27,795,487	(68,681)
9	10 Year Canadian Government Bonds	Dec. 2017	997,051	975,917	(21,134)
273	10 Year Euro-Bund.	Dec. 2017	52,185,343	51,950,987	(234,356)
59	10 Year Japanese Bonds	Dec. 2017	79,171,585	78,832,704	(338,881)
55	10 Year U.K. Gilt	Dec. 2017	9,369,799	9,129,939	(239,860)
1,185	10 Year U.S. Treasury Notes	Dec. 2017	149,862,431	148,495,313	(1,367,118)
691	20 Year U.S. Treasury Bonds	Dec. 2017	107,040,445	105,593,438	(1,447,007)
186	30 Year U.S. Ultra Treasury Bonds	Dec. 2017	31,004,736	30,713,250	(291,486)
19	Australian Dollar Currency	Dec. 2017	1,514,395	1,488,840	(25,555)
163	Bank Accept	Dec. 2017	32,175,283	32,126,448	(48,835)
5	Bank Accept	Dec. 2018	980,866	981,266	400
30	CAC40 10 Euro	Oct. 2017	1,841,626	1,888,607	46,981
20	Canadian Dollar Currency	Dec. 2017	1,637,175	1,605,100	(32,075)
32	DAX Index	Dec. 2017	11,828,463	12,100,697	272,234
1,365	Euro STOXX 50 Index	Dec. 2017	56,080,856	57,691,053	1,610,197
206	Euro-BTP Italian Government Bond	Dec. 2017	33,013,615	32,858,717	(154,898)
148	Euro-OAT	Dec. 2017	27,351,401	27,137,123	(214,278)
1	Hang Seng China Enterprises Index	Oct. 2017	176,736	176,116	(620)
1	Japanese Yen Currency	Dec. 2017	110,994	111,500	506
78	Mexican Peso	Dec. 2017	2,162,515	2,115,750	(46,765)
3	Mini MSCI Emerging Markets Index	Dec. 2017	163,770	163,395	(375)
48	S&P 500 E-Mini Index	Dec. 2017	5,933,680	6,038,640	104,960
90	S&P 500 Index	Dec. 2017	55,605,200	56,612,250	1,007,050
540	TOPIX Index	Dec. 2017	75,836,735	80,382,137	4,545,402
99	U.S. Dollar Index	Dec. 2017	9,017,019	9,195,417	178,398
6	Yen Denominated Nikkei 225 Index	Nov. 2017	512,553	542,546	29,993

					1,974,607

Short Positions:
1,283	90 Day Euro Dollar	Dec. 2017	316,081,253	316,002,900	78,353
1,795	90 Day Euro Dollar	Mar. 2018	441,924,213	441,614,874	309,339
66	90 Day Euro Dollar	Jun. 2018	16,238,675	16,219,500	19,175
13	90 Day Euro Dollar	Sep. 2018	3,190,938	3,192,150	(1,212)
89	90 Day Euro Dollar	Dec. 2018	21,870,088	21,835,038	35,050
119	90 Day Euro Dollar	Mar. 2019	29,176,297	29,181,775	(5,478)
62	90 Day Euro EURIBOR	Dec. 2017	18,372,016	18,378,885	(6,869)
56	90 Day Sterling	Dec. 2019	9,280,555	9,276,803	3,752
74	2 Year U.S. Treasury Notes	Dec. 2017	16,000,995	15,962,032	38,963
25	5 Year Euro-Bobl	Dec. 2017	3,889,044	3,876,019	13,025
144	5 Year U.S. Treasury Notes	Dec. 2017	17,028,954	16,920,000	108,954
156	10 Year Australian Treasury Bonds	Dec. 2017	120,498,171	120,258,926	239,245
65	10 Year Canadian Government Bonds	Dec. 2017	7,179,227	7,048,287	130,940
630	10 Year Euro-Bund	Dec. 2017	120,537,933	119,886,893	651,040
10	10 Year Japanese Bonds	Dec. 2017	13,439,636	13,361,476	78,160
69	10 Year U.K. Gilt	Dec. 2017	11,679,713	11,453,924	225,789
329	10 Year U.S. Treasury Notes	Dec. 2017	41,500,649	41,227,814	272,835
5	10 Year U.S. Ultra U.S. Treasury Notes	Dec. 2017	678,123	671,641	6,482
132	20 Year U.S. Treasury Bonds	Dec. 2017	20,494,057	20,171,251	322,806
13	30 Year Euro Buxl	Dec. 2017	2,564,969	2,508,427	56,542
47	Amsterdam Index	Oct. 2017	5,848,434	5,964,850	(116,416)
59	ASX SPI 200 Index	Dec. 2017	6,602,823	6,557,818	45,005
38	British Pound Currency	Dec. 2017	3,195,050	3,191,763	3,287
11	DAX Index	Dec. 2017	4,085,554	4,159,615	(74,061)

A60

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Financial futures contracts outstanding at September 30, 2017 (continued):

Number of Contracts	Type	Expiration Date	Value at Trade Date	Current Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Short Positions (cont’d.):
26	Euro Currency	Dec. 2017	$3,893,563	$3,855,963	$37,600
26	Euro STOXX 50 Index	Dec. 2017	1,075,496	1,098,877	(23,381)
8	Euro-BTP Italian Government Bond	Dec. 2017	1,278,620	1,276,067	2,553
110	FTSE 100 Index	Dec. 2017	10,707,142	10,803,663	(96,521)
17	FTSE/MIB Index	Dec. 2017	2,225,828	2,273,632	(47,804)
61	OMXS30 Index	Oct. 2017	1,211,630	1,225,819	(14,189)
146	S&P 500 E-Mini Index	Dec. 2017	18,119,424	18,367,530	(248,106)
21	TOPIX Index	Dec. 2017	3,095,312	3,125,972	(30,660)

					2,014,198

					$3,988,805

Commodity futures contracts outstanding at September 30, 2017:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Current Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Long Positions:
18	Brent Crude	Dec. 2017	$966,420	$1,022,219	$55,799
98	Brent Crude	Jan. 2018	5,307,038	5,545,820	238,782
13	Brent Crude	Mar. 2018	733,100	732,030	(1,070)
13	Brent Crude	Jun. 2018	683,617	727,870	44,253
28	Coffee ’C’	Dec. 2017	1,520,269	1,344,525	(175,744)
4	Coffee ’C’	Sep. 2018	215,363	207,750	(7,613)
74	Copper	Dec. 2017	5,312,262	5,466,750	154,488
11	Copper	Sep. 2018	848,087	826,650	(21,437)
301	Corn	Dec. 2017	5,745,412	5,346,513	(398,899)
14	Cotton No. 2	Dec. 2017	497,222	479,150	(18,072)
3	Cotton No. 2	Mar. 2018	109,059	101,670	(7,389)
33	Gasoline RBOB	Nov. 2017	2,073,876	2,205,126	131,250
15	Gasoline RBOB	Jan. 2018	926,512	994,077	67,565
100	Gold 100 OZ	Dec. 2017	12,805,630	12,848,000	42,370
9	Gold 100 OZ	Aug. 2018	1,216,649	1,170,630	(46,019)
56	Hard Red Winter Wheat	Dec. 2017	1,341,925	1,239,700	(102,225)
30	Lean Hogs	Dec. 2017	691,780	719,400	27,620
4	Lean Hogs	Jul. 2018	123,920	126,240	2,320
31	Live Cattle	Dec. 2017	1,395,150	1,429,100	33,950
8	Live Cattle	Jun. 2018	357,020	361,760	4,740
38	LME Copper	Dec. 2017	6,268,571	6,155,288	(113,283)
28	LME Nickel	Nov. 2017	1,804,350	1,757,028	(47,322)
26	LME Nickel	Dec. 2017	1,632,954	1,636,362	3,408
5	LME Nickel	Feb. 2018	314,574	316,200	1,626
7	LME Nickel	Jun. 2018	415,551	446,838	31,287
42	LME PRI Aluminum	Nov. 2017	2,122,923	2,193,450	70,527
75	LME PRI Aluminum	Dec. 2017	3,655,913	3,936,564	280,651
12	LME PRI Aluminum	Mar. 2018	571,438	635,250	63,812
19	LME PRI Aluminum	Jun. 2018	1,010,583	1,011,869	1,286
16	LME Zinc	Nov. 2017	1,164,761	1,267,300	102,539
30	LME Zinc	Dec. 2017	2,162,876	2,374,500	211,624
5	LME Zinc	Mar. 2018	327,738	393,813	66,075
4	LME Zinc	May 2018	279,414	313,700	34,286
12	LME Zinc	Jun. 2018	906,123	937,800	31,677
13	Low Sulphur Gas Oil	Nov. 2017	666,525	704,925	38,400
24	Natural Gas	Oct. 2017	711,736	708,960	(2,776)
171	Natural Gas	Nov. 2017	5,167,416	5,141,970	(25,446)
28	Natural Gas	Dec. 2017	923,797	890,680	(33,117)
139	No. 2 Soft Red Winter Wheat	Dec. 2017	3,341,437	3,115,338	(226,099)

A61

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Commodity futures contracts outstanding at September 30, 2017 (continued):

Number of Contracts	Type	Expiration Date	Value at Trade Date	Current Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Long Positions (cont’d.):
45	NY Harbor ULSD	Nov. 2017	$3,148,601	$3,420,900	$272,299
10	NY Harbor ULSD	Jan. 2018	727,898	757,218	29,320
32	Silver	Dec. 2017	2,718,931	2,668,160	(50,771)
4	Silver	Sep. 2018	364,705	339,400	(25,305)
86	Soybean	Nov. 2017	4,056,712	4,163,475	106,763
66	Soybean Meal	Dec. 2017	2,037,354	2,084,280	46,926
49	Soybean Oil	Dec. 2017	958,014	964,907	6,893
36	Soybean Oil	Mar. 2018	747,381	717,767	(29,614)
12	Soybean Oil	Jul. 2018	258,533	242,135	(16,398)
92	Sugar #11 (World)	Mar. 2018	1,515,920	1,452,864	(63,056)
14	Sugar #11 (World)	May 2018	230,817	222,970	(7,847)
89	WTI Crude	Nov. 2017	4,379,139	4,598,630	219,491
12	WTI Crude	Jan. 2018	629,000	625,679	(3,321)
12	WTI Crude	Jun. 2018	597,650	624,599	26,949

					1,026,153

Short Positions:
4	LME Copper	Dec. 2017	679,549	647,925	31,624
5	LME Nickel	Nov. 2017	353,388	313,755	39,633
5	LME Nickel	Dec. 2017	298,521	314,685	(16,164)
5	LME Nickel	Feb. 2018	271,662	316,200	(44,538)
3	LME Nickel	Jun. 2018	205,476	191,502	13,974
3	LME PRI Aluminum	Nov. 2017	159,773	156,675	3,098
54	LME PRI Aluminum	Dec. 2017	2,639,460	2,834,325	(194,865)
12	LME PRI Aluminum	Mar. 2018	633,363	635,250	(1,887)
1	LME Zinc	Nov. 2017	76,433	79,206	(2,773)
20	LME Zinc	Dec. 2017	1,417,283	1,583,000	(165,717)
5	LME Zinc	Mar. 2018	344,483	393,813	(49,330)
4	LME Zinc	May 2018	290,088	313,700	(23,612)
1	LME Zinc	Jun. 2018	74,620	78,150	(3,530)

					(414,087)

					$612,066

Cash and foreign currency of $14,386,989 and $320,702 has been segregated with Goldman Sachs & Co. and JPMorgan Chase, respectively, and securities with combined market values of $5,399,673 and $11,426,396 have been segregated with Credit Suisse First Boston Corp. and Goldman Sachs & Co., respectively, to cover requirement for open futures contracts at September 30, 2017. In addition, cash and cash equivalents have been earmarked to cover the notional amount of commodity futures contracts as of September 30, 2017.

Forward foreign currency exchange contracts outstanding at September 30, 2017:

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts:
Argentine Peso,
Expiring 10/17/17	Citigroup Global Markets	ARS	10,920	$659,819	$624,321	$(35,498)
Expiring 10/19/17	Charles Schwab	ARS	7,848	431,446	448,176	16,730
Expiring 10/19/17	Charles Schwab	ARS	7,121	389,656	406,657	17,001
Expiring 11/15/17	JPMorgan Chase	ARS	14,359	796,837	807,805	10,968
Expiring 11/15/17	JPMorgan Chase	ARS	12,710	731,511	715,036	(16,475)
Expiring 12/20/17	Citigroup Global Markets	ARS	1,391	77,753	76,832	(921)
Expiring 01/12/18	Goldman Sachs & Co.	ARS	7,093	385,278	386,877	1,599
Expiring 02/05/18	Citigroup Global Markets	ARS	6,700	344,828	360,553	15,725
Expiring 02/05/18	Citigroup Global Markets	ARS	3,310	169,309	178,123	8,814
Expiring 02/14/18	Hong Kong & Shanghai Bank	ARS	5,422	289,474	290,314	840
Expiring 03/23/18	JPMorgan Chase	ARS	22,119	1,195,837	1,160,542	(35,295)
Australian Dollar,
Expiring 10/19/17	Barclays Capital Group	AUD	50	39,250	39,211	(39)

A62

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Forward foreign currency exchange contracts outstanding at September 30, 2017 (continued):

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts (cont’d.):
Australian Dollar (cont’d.),
Expiring 10/19/17	Barclays Capital Group	AUD	44	$34,918	$34,466	$(452)
Expiring 12/20/17	Barclays Capital Group	AUD	11,023	8,795,366	8,637,643	(157,723)
Expiring 12/20/17	Barclays Capital Group	AUD	10,736	8,547,562	8,413,007	(134,555)
Expiring 12/20/17	Barclays Capital Group	AUD	2,932	2,351,750	2,297,355	(54,395)
Expiring 12/20/17	Citigroup Global Markets	AUD	3,710	2,942,799	2,907,043	(35,756)
Expiring 12/20/17	Citigroup Global Markets	AUD	3,590	2,833,677	2,813,520	(20,157)
Expiring 12/20/17	Citigroup Global Markets	AUD	2,641	2,122,452	2,069,277	(53,175)
Expiring 12/20/17	Citigroup Global Markets	AUD	2,312	1,860,141	1,811,902	(48,239)
Expiring 12/20/17	Citigroup Global Markets	AUD	2,040	1,618,985	1,598,488	(20,497)
Expiring 12/20/17	Citigroup Global Markets	AUD	2,028	1,613,215	1,589,148	(24,067)
Expiring 12/20/17	Citigroup Global Markets	AUD	1,937	1,545,876	1,517,726	(28,150)
Expiring 12/20/17	Citigroup Global Markets	AUD	1,763	1,389,869	1,381,323	(8,546)
Expiring 12/20/17	Citigroup Global Markets	AUD	1,605	1,281,221	1,257,385	(23,836)
Expiring 12/20/17	Citigroup Global Markets	AUD	1,426	1,136,770	1,117,078	(19,692)
Expiring 12/20/17	Citigroup Global Markets	AUD	894	706,097	700,509	(5,588)
Expiring 12/20/17	Morgan Stanley	AUD	13,420	10,725,926	10,516,488	(209,438)
Expiring 12/20/17	Morgan Stanley	AUD	9,878	7,892,834	7,740,830	(152,004)
Expiring 12/20/17	Morgan Stanley	AUD	8,161	6,595,811	6,395,327	(200,484)
Expiring 12/20/17	Morgan Stanley	AUD	6,003	4,801,200	4,704,448	(96,752)
Expiring 12/20/17	Morgan Stanley	AUD	3,948	3,143,307	3,093,939	(49,368)
Expiring 12/20/17	Morgan Stanley	AUD	2,832	2,272,743	2,219,018	(53,725)
Expiring 12/20/17	UBS AG	AUD	15,900	12,733,039	12,459,825	(273,214)
Expiring 12/20/17	UBS AG	AUD	1,100	879,354	862,000	(17,354)
Expiring 12/20/17	UBS AG	AUD	900	716,544	705,273	(11,271)
Expiring 12/20/17	UBS AG	AUD	900	718,890	705,273	(13,617)
Expiring 12/20/17	UBS AG	AUD	400	316,890	313,454	(3,436)
Expiring 12/20/17	UBS AG	AUD	300	240,217	235,091	(5,126)
Brazilian Real,
Expiring 10/03/17	Bank of America	BRL	6,220	1,973,350	1,962,770	(10,580)
Expiring 10/03/17	Barclays Capital Group	BRL	1,730	546,086	545,915	(171)
Expiring 10/03/17	Barclays Capital Group	BRL	460	145,202	145,157	(45)
Expiring 10/03/17	Credit Suisse First Boston Corp.	BRL	2,474	776,490	780,829	4,339
Expiring 10/03/17	Deutsche Bank AG	BRL	7,700	2,304,096	2,429,796	125,700
Expiring 10/03/17	Goldman Sachs & Co.	BRL	3,900	1,163,554	1,230,676	67,122
Expiring 10/03/17	Hong Kong & Shanghai Bank	BRL	6,400	1,911,875	2,019,571	107,696
Expiring 10/03/17	Morgan Stanley	BRL	8,200	2,650,805	2,587,575	(63,230)
Expiring 10/03/17	Morgan Stanley	BRL	3,100	992,762	978,229	(14,533)
Expiring 11/03/17	Citigroup Global Markets	BRL	2,474	784,441	777,370	(7,071)
Expiring 11/03/17	Deutsche Bank AG	BRL	347	109,000	108,877	(123)
Expiring 11/03/17	Goldman Sachs & Co.	BRL	2,701	851,000	848,676	(2,324)
Expiring 11/09/17	Goldman Sachs & Co.	BRL	5,366	1,723,926	1,684,281	(39,645)
Expiring 11/09/17	JPMorgan Chase	BRL	474	149,352	148,805	(547)
Expiring 11/09/17	JPMorgan Chase	BRL	203	63,622	63,775	153
Expiring 07/03/18	JPMorgan Chase	BRL	3,400	1,038,168	1,036,584	(1,584)
British Pound,
Expiring 10/03/17	BNP Paribas	GBP	4,000	5,290,018	5,360,711	70,693
Expiring 10/03/17	BNP Paribas	GBP	618	837,941	828,230	(9,711)
Expiring 10/03/17	BNP Paribas	GBP	280	379,069	375,250	(3,819)
Expiring 10/03/17	Goldman Sachs & Co.	GBP	267	344,230	357,828	13,598
Expiring 10/03/17	Goldman Sachs & Co.	GBP	80	103,508	107,214	3,706
Expiring 10/03/17	Hong Kong & Shanghai Bank	GBP	743	981,197	995,752	14,555
Expiring 10/03/17	Hong Kong & Shanghai Bank	GBP	100	135,109	134,018	(1,091)
Expiring 10/03/17	JPMorgan Chase	GBP	10,072	13,485,900	13,498,271	12,371
Expiring 10/03/17	JPMorgan Chase	GBP	1,914	2,479,432	2,565,101	85,669
Expiring 10/03/17	UBS AG	GBP	2,000	2,705,872	2,680,356	(25,516)
Expiring 10/03/17	UBS AG	GBP	621	837,982	832,251	(5,731)
Expiring 10/19/17	Barclays Capital Group	GBP	1,188	1,541,644	1,593,397	51,753
Expiring 10/19/17	Barclays Capital Group	GBP	350	458,823	469,315	10,492

A63

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Forward foreign currency exchange contracts outstanding at September 30, 2017 (continued):

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts (cont’d.):
British Pound (cont’d.),
Expiring 10/19/17	Barclays Capital Group	GBP	260	$348,382	$348,635	$253
Expiring 11/09/17	Barclays Capital Group	GBP	962	1,250,113	1,290,471	40,358
Expiring 11/09/17	Barclays Capital Group	GBP	517	700,884	693,437	(7,447)
Expiring 11/09/17	Barclays Capital Group	GBP	509	692,720	683,530	(9,190)
Expiring 11/09/17	Citigroup Global Markets	GBP	1,607	2,091,848	2,156,546	64,698
Expiring 11/09/17	Goldman Sachs & Co.	GBP	626	814,233	840,522	26,289
Expiring 12/20/17	Barclays Capital Group	GBP	4,204	5,559,608	5,647,847	88,239
Expiring 12/20/17	Barclays Capital Group	GBP	1,369	1,853,793	1,839,854	(13,939)
Expiring 12/20/17	Citigroup Global Markets	GBP	1,449	1,950,513	1,946,752	(3,761)
Expiring 12/20/17	Citigroup Global Markets	GBP	1,063	1,412,722	1,428,156	15,434
Expiring 12/20/17	Citigroup Global Markets	GBP	760	995,386	1,021,071	25,685
Expiring 12/20/17	Citigroup Global Markets	GBP	529	718,104	710,719	(7,385)
Expiring 12/20/17	Morgan Stanley	GBP	12,944	17,124,215	17,390,913	266,698
Expiring 12/20/17	Morgan Stanley	GBP	5,863	7,964,105	7,876,609	(87,496)
Expiring 12/20/17	Morgan Stanley	GBP	2,628	3,564,070	3,531,272	(32,798)
Expiring 12/20/17	Morgan Stanley	GBP	2,157	2,894,284	2,897,671	3,387
Expiring 12/20/17	Morgan Stanley	GBP	2,129	2,877,742	2,860,747	(16,995)
Expiring 12/20/17	Morgan Stanley	GBP	1,558	2,064,252	2,093,687	29,435
Expiring 12/20/17	Morgan Stanley	GBP	1,015	1,380,131	1,363,285	(16,846)
Expiring 12/20/17	UBS AG	GBP	7,000	9,299,627	9,404,601	104,974
Expiring 12/20/17	UBS AG	GBP	375	508,765	503,818	(4,947)
Expiring 12/20/17	UBS AG	GBP	313	421,028	419,848	(1,180)
Expiring 12/20/17	UBS AG	GBP	188	255,568	251,909	(3,659)
Expiring 12/20/17	UBS AG	GBP	125	169,475	167,939	(1,536)
Canadian Dollar,
Expiring 10/03/17	Goldman Sachs & Co.	CAD	700	564,898	561,025	(3,873)
Expiring 10/03/17	Hong Kong & Shanghai Bank	CAD	100	80,105	80,146	41
Expiring 10/03/17	JPMorgan Chase	CAD	2,500	2,017,431	2,003,661	(13,770)
Expiring 10/03/17	JPMorgan Chase	CAD	120	98,232	96,176	(2,056)
Expiring 10/03/17	Royal Bank of Canada	CAD	300	242,360	240,439	(1,921)
Expiring 10/19/17	Barclays Capital Group	CAD	6,047	4,702,836	4,846,551	143,715
Expiring 10/19/17	Barclays Capital Group	CAD	954	757,512	764,680	7,168
Expiring 10/19/17	Barclays Capital Group	CAD	225	178,405	180,349	1,944
Expiring 11/02/17	UBS AG	CAD	900	720,116	721,463	1,347
Expiring 12/20/17	Barclays Capital Group	CAD	21,543	17,748,743	17,274,648	(474,095)
Expiring 12/20/17	Barclays Capital Group	CAD	9,775	8,059,910	7,838,627	(221,283)
Expiring 12/20/17	Citigroup Global Markets	CAD	7,847	6,230,225	6,292,089	61,864
Expiring 12/20/17	Citigroup Global Markets	CAD	7,451	6,029,660	5,974,924	(54,736)
Expiring 12/20/17	Citigroup Global Markets	CAD	5,234	4,281,934	4,197,162	(84,772)
Expiring 12/20/17	Citigroup Global Markets	CAD	4,912	3,940,192	3,938,684	(1,508)
Expiring 12/20/17	Citigroup Global Markets	CAD	4,263	3,513,794	3,418,483	(95,311)
Expiring 12/20/17	Citigroup Global Markets	CAD	3,740	2,995,107	2,998,861	3,754
Expiring 12/20/17	Citigroup Global Markets	CAD	3,442	2,733,696	2,759,616	25,920
Expiring 12/20/17	Citigroup Global Markets	CAD	3,403	2,725,317	2,728,997	3,680
Expiring 12/20/17	Citigroup Global Markets	CAD	3,346	2,699,256	2,683,288	(15,968)
Expiring 12/20/17	Citigroup Global Markets	CAD	1,323	1,058,267	1,060,877	2,610
Expiring 12/20/17	Morgan Stanley	CAD	15,759	13,014,515	12,637,035	(377,480)
Expiring 12/20/17	Morgan Stanley	CAD	14,071	11,447,385	11,282,985	(164,400)
Expiring 12/20/17	Morgan Stanley	CAD	12,548	10,171,417	10,061,990	(109,427)
Expiring 12/20/17	Morgan Stanley	CAD	11,519	9,445,540	9,236,440	(209,100)
Expiring 12/20/17	Morgan Stanley	CAD	8,309	6,708,520	6,662,532	(45,988)
Expiring 12/20/17	Morgan Stanley	CAD	5,510	4,518,320	4,418,612	(99,708)
Expiring 12/20/17	Morgan Stanley	CAD	5,457	4,452,555	4,375,377	(77,178)
Expiring 12/20/17	Morgan Stanley	CAD	3,311	2,711,436	2,655,254	(56,182)
Chilean Peso,
Expiring 11/09/17	Citigroup Global Markets	CLP	93,940	148,993	146,640	(2,353)
Expiring 11/09/17	Citigroup Global Markets	CLP	40,260	63,592	62,846	(746)
Expiring 11/09/17	Citigroup Global Markets	CLP	21,379	34,179	33,372	(807)

A64

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Forward foreign currency exchange contracts outstanding at September 30, 2017 (continued):

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts (cont’d.):
Chinese Renminbi,
Expiring 10/19/17	Barclays Capital Group	CNH	2,457	$361,589	$369,308	$7,719
Expiring 10/19/17	Barclays Capital Group	CNH	1,117	170,586	167,894	(2,692)
Expiring 10/19/17	Citigroup Global Markets	CNH	8,020	1,185,321	1,205,474	20,153
Expiring 10/19/17	Citigroup Global Markets	CNH	1,646	251,344	247,408	(3,936)
Expiring 11/09/17	Goldman Sachs & Co.	CNH	992	149,733	148,890	(843)
Expiring 11/09/17	Goldman Sachs & Co.	CNH	425	64,222	63,810	(412)
Expiring 11/09/17	Goldman Sachs & Co.	CNH	91	13,888	13,720	(168)
Colombian Peso,
Expiring 10/23/17	Barclays Capital Group	COP	5,398,613	1,860,000	1,832,389	(27,611)
Expiring 10/27/17	Barclays Capital Group	COP	1,166,160	397,290	395,602	(1,688)
Expiring 10/30/17	Barclays Capital Group	COP	726,920	247,042	246,505	(537)
Expiring 10/30/17	Citigroup Global Markets	COP	2,549,810	867,636	864,660	(2,976)
Czech Koruna,
Expiring 02/01/18	JPMorgan Chase	CZK	58,929	2,687,396	2,704,252	16,856
Expiring 02/01/18	JPMorgan Chase	CZK	51,921	2,112,301	2,382,637	270,336
Expiring 02/01/18	JPMorgan Chase	CZK	47,467	1,933,803	2,178,239	244,436
Expiring 02/01/18	JPMorgan Chase	CZK	41,519	1,697,878	1,905,295	207,417
Expiring 02/01/18	JPMorgan Chase	CZK	17,714	717,739	812,886	95,147
Expiring 02/01/18	JPMorgan Chase	CZK	17,307	703,334	794,213	90,879
Expiring 02/01/18	JPMorgan Chase	CZK	4,511	206,810	207,020	210
Danish Krone,
Expiring 12/20/17	Citigroup Global Markets	DKK	1	163	160	(3)
Expiring 01/02/18	JPMorgan Chase	DKK	192	29,283	30,676	1,393
Expiring 04/03/18	Goldman Sachs & Co.	DKK	8,856	1,356,306	1,423,137	66,831
Euro,
Expiring 10/03/17	BNP Paribas	EUR	35,947	42,201,966	42,495,053	293,087
Expiring 10/03/17	Citigroup Global Markets	EUR	188	222,241	222,245	4
Expiring 10/03/17	Hong Kong & Shanghai Bank	EUR	173	206,603	204,513	(2,090)
Expiring 10/03/17	JPMorgan Chase	EUR	617	745,356	729,388	(15,968)
Expiring 10/03/17	JPMorgan Chase	EUR	160	191,884	189,145	(2,739)
Expiring 10/03/17	UBS AG	EUR	518	621,368	612,355	(9,013)
Expiring 10/19/17	Barclays Capital Group	EUR	500	586,554	591,597	5,043
Expiring 10/19/17	Barclays Capital Group	EUR	150	180,221	177,479	(2,742)
Expiring 10/19/17	Citigroup Global Markets	EUR	800	951,811	946,555	(5,256)
Expiring 10/19/17	Citigroup Global Markets	EUR	610	726,792	721,748	(5,044)
Expiring 10/19/17	Citigroup Global Markets	EUR	210	246,686	248,471	1,785
Expiring 10/19/17	Goldman Sachs & Co.	EUR	2,210	2,601,191	2,614,344	13,153
Expiring 11/02/17	Hong Kong & Shanghai Bank	EUR	550	649,544	651,256	1,712
Expiring 11/02/17	UBS AG	EUR	2,228	2,635,804	2,638,179	2,375
Expiring 11/09/17	BNP Paribas	EUR	136	160,323	160,806	483
Expiring 11/09/17	BNP Paribas	EUR	83	100,100	98,593	(1,507)
Expiring 11/09/17	Citigroup Global Markets	EUR	1,749	2,093,355	2,071,434	(21,921)
Expiring 11/09/17	Citigroup Global Markets	EUR	713	851,537	844,584	(6,953)
Expiring 11/09/17	Goldman Sachs & Co.	EUR	330	390,436	390,610	174
Expiring 11/09/17	Goldman Sachs & Co.	EUR	84	100,931	99,830	(1,101)
Expiring 11/09/17	Goldman Sachs & Co.	EUR	62	74,059	73,541	(518)
Expiring 11/09/17	UBS AG	EUR	241	288,349	285,305	(3,044)
Expiring 11/09/17	UBS AG	EUR	166	198,514	196,418	(2,096)
Expiring 12/20/17	Barclays Capital Group	EUR	16,226	19,373,575	19,268,536	(105,039)
Expiring 12/20/17	Citigroup Global Markets	EUR	1,581	1,898,025	1,877,651	(20,374)
Expiring 12/20/17	Citigroup Global Markets	EUR	1,139	1,362,535	1,351,964	(10,571)
Expiring 12/20/17	Citigroup Global Markets	EUR	1,054	1,261,787	1,251,767	(10,020)
Expiring 12/20/17	Citigroup Global Markets	EUR	1,054	1,264,325	1,251,767	(12,558)
Expiring 12/20/17	Citigroup Global Markets	EUR	932	1,129,233	1,106,379	(22,854)
Expiring 12/20/17	Citigroup Global Markets	EUR	738	894,425	876,238	(18,187)
Expiring 12/20/17	Citigroup Global Markets	EUR	443	525,549	526,405	856
Expiring 12/20/17	Citigroup Global Markets	EUR	443	527,302	525,687	(1,615)
Expiring 12/20/17	Citigroup Global Markets	EUR	422	506,858	500,707	(6,151)

A65

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Forward foreign currency exchange contracts outstanding at September 30, 2017 (continued):

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts (cont’d.):
Euro (cont’d.),
Expiring 12/20/17	Citigroup Global Markets	EUR	355	$428,333	$421,568	$(6,765)
Expiring 12/20/17	Citigroup Global Markets	EUR	1	1,206	1,187	(19)
Expiring 12/20/17	Morgan Stanley	EUR	70,104	84,617,789	83,249,463	(1,368,326)
Expiring 12/20/17	Morgan Stanley	EUR	1,168	1,407,788	1,386,479	(21,309)
Expiring 12/20/17	Morgan Stanley	EUR	1,135	1,343,357	1,348,089	4,732
Expiring 02/01/18	JPMorgan Chase	EUR	293	349,984	348,621	(1,363)
Expiring 02/01/18	JPMorgan Chase	EUR	230	261,748	273,713	11,965
Expiring 02/01/18	JPMorgan Chase	EUR	117	139,794	138,839	(955)
Expiring 02/01/18	JPMorgan Chase	EUR	85	98,591	101,684	3,093
Expiring 02/01/18	JPMorgan Chase	EUR	70	75,181	82,847	7,666
Hong Kong Dollar,
Expiring 11/09/17	Goldman Sachs & Co.	HKD	1,958	250,734	250,985	251
Hungarian Forint,
Expiring 11/09/17	Bank of America	HUF	37,930	147,256	144,079	(3,177)
Expiring 11/09/17	Bank of America	HUF	16,256	63,517	61,748	(1,769)
Expiring 11/09/17	Bank of America	HUF	12,145	47,375	46,133	(1,242)
Indian Rupee,
Expiring 10/16/17	Charles Schwab	INR	63,401	969,141	968,398	(743)
Expiring 10/16/17	Charles Schwab	INR	48,006	745,551	733,250	(12,301)
Expiring 10/18/17	Barclays Capital Group	INR	431,168	6,572,475	6,583,933	11,458
Expiring 10/18/17	Barclays Capital Group	INR	15,233	234,534	232,608	(1,926)
Expiring 10/31/17	Bank of America	INR	9,560	145,156	145,734	578
Expiring 10/31/17	Charles Schwab	INR	36,725	557,309	559,844	2,535
Expiring 10/31/17	Goldman Sachs & Co.	INR	11,050	167,500	168,448	948
Expiring 11/09/17	Goldman Sachs & Co.	INR	9,675	150,112	147,345	(2,767)
Expiring 11/09/17	Goldman Sachs & Co.	INR	4,146	64,428	63,147	(1,281)
Expiring 12/04/17	BNP Paribas	INR	47,147	731,128	716,136	(14,992)
Expiring 12/04/17	Credit Suisse First Boston Corp.	INR	53,720	819,522	815,974	(3,548)
Expiring 12/04/17	Credit Suisse First Boston Corp.	INR	24,213	370,000	367,780	(2,220)
Expiring 12/04/17	Goldman Sachs & Co.	INR	96,769	1,469,312	1,469,870	558
Expiring 12/04/17	UBS AG	INR	50,678	773,000	769,771	(3,229)
Indonesian Rupiah,
Expiring 10/13/17	Barclays Capital Group	IDR	7,219,920	536,000	535,381	(619)
Expiring 10/13/17	Citigroup Global Markets	IDR	1,062,977	79,000	78,823	(177)
Expiring 10/13/17	JPMorgan Chase	IDR	1,342,560	98,929	99,556	627
Expiring 10/13/17	Standard Chartered PLC	IDR	10,429,080	770,812	773,352	2,540
Expiring 11/09/17	Goldman Sachs & Co.	IDR	2,011,883	149,917	148,829	(1,088)
Expiring 11/09/17	Goldman Sachs & Co.	IDR	862,236	64,264	63,784	(480)
Expiring 01/16/18	Bank of America	IDR	23,360,364	1,727,838	1,717,297	(10,541)
Expiring 01/19/18	Standard Chartered PLC	IDR	20,054,537	1,474,815	1,473,855	(960)
Israeli Shekel,
Expiring 11/09/17	Bank of America	ILS	534	148,826	151,241	2,415
Expiring 11/09/17	Bank of America	ILS	229	63,930	64,817	887
Japanese Yen,
Expiring 10/03/17	Citigroup Global Markets	JPY	171,639	1,521,575	1,525,646	4,071
Expiring 10/19/17	Charles Schwab	JPY	94,530	852,336	840,929	(11,407)
Expiring 11/09/17	Goldman Sachs & Co.	JPY	25,480	233,731	226,888	(6,843)
Expiring 11/09/17	JPMorgan Chase	JPY	18,180	165,649	161,885	(3,764)
Expiring 12/20/17	Barclays Capital Group	JPY	6,086,469	55,987,606	54,319,778	(1,667,828)
Expiring 12/20/17	Barclays Capital Group	JPY	576,819	5,150,027	5,147,920	(2,107)
Expiring 12/20/17	Barclays Capital Group	JPY	357,227	3,180,800	3,188,134	7,334
Expiring 12/20/17	Barclays Capital Group	JPY	240,013	2,178,751	2,142,035	(36,716)
Expiring 12/20/17	Citigroup Global Markets	JPY	230,874	2,080,055	2,060,476	(19,579)
Expiring 12/20/17	Citigroup Global Markets	JPY	87,471	805,890	780,650	(25,240)
Expiring 12/20/17	Citigroup Global Markets	JPY	79,664	730,584	710,977	(19,607)
Expiring 12/20/17	Citigroup Global Markets	JPY	79,325	721,730	707,952	(13,778)
Expiring 12/20/17	Citigroup Global Markets	JPY	61,646	571,236	550,171	(21,065)
Expiring 12/20/17	Citigroup Global Markets	JPY	56,347	515,700	502,876	(12,824)

A66

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Forward foreign currency exchange contracts outstanding at September 30, 2017 (continued):

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts (cont’d.):
Japanese Yen (cont’d.),
Expiring 12/20/17	Citigroup Global Markets	JPY	39,993	$367,735	$356,921	$(10,814)
Expiring 12/20/17	Citigroup Global Markets	JPY	33,809	312,528	301,737	(10,791)
Expiring 12/20/17	Morgan Stanley	JPY	1,067,059	9,567,046	9,523,162	(43,884)
Expiring 12/20/17	Morgan Stanley	JPY	962,508	8,609,711	8,590,071	(19,640)
Expiring 12/20/17	Morgan Stanley	JPY	784,538	7,239,883	7,001,748	(238,135)
Expiring 12/20/17	Morgan Stanley	JPY	671,123	6,032,162	5,989,553	(42,609)
Expiring 12/20/17	UBS AG	JPY	575,000	5,255,865	5,131,691	(124,174)
Expiring 12/20/17	UBS AG	JPY	62,500	564,577	557,793	(6,784)
Expiring 12/20/17	UBS AG	JPY	62,500	570,901	557,793	(13,108)
Expiring 12/20/17	UBS AG	JPY	50,000	454,408	446,234	(8,174)
Expiring 12/20/17	UBS AG	JPY	37,500	337,445	334,675	(2,770)
Mexican Peso,
Expiring 10/19/17	Barclays Capital Group	MXN	3,065	171,802	167,744	(4,058)
Expiring 10/19/17	Goldman Sachs & Co.	MXN	60,022	3,329,860	3,284,944	(44,916)
Expiring 11/09/17	JPMorgan Chase	MXN	25,957	1,426,508	1,415,632	(10,876)
Expiring 11/09/17	JPMorgan Chase	MXN	9,839	537,942	536,609	(1,333)
Expiring 11/09/17	JPMorgan Chase	MXN	2,711	150,552	147,870	(2,682)
Expiring 11/09/17	JPMorgan Chase	MXN	1,371	75,037	74,745	(292)
Expiring 11/09/17	JPMorgan Chase	MXN	1,162	64,792	63,373	(1,419)
Expiring 12/15/17	Goldman Sachs & Co.	MXN	27,278	1,513,009	1,479,298	(33,711)
Expiring 12/22/17	Charles Schwab	MXN	33,419	1,860,000	1,810,461	(49,539)
Expiring 03/01/18	BNP Paribas	MXN	19,460	980,926	1,043,332	62,406
New Taiwanese Dollar,
Expiring 11/09/17	JPMorgan Chase	TWD	4,506	150,076	148,888	(1,188)
Expiring 11/09/17	JPMorgan Chase	TWD	1,931	64,383	63,810	(573)
Expiring 11/09/17	JPMorgan Chase	TWD	753	25,157	24,866	(291)
New Zealand Dollar,
Expiring 12/20/17	Barclays Capital Group	NZD	101,729	73,143,447	73,360,814	217,367
Expiring 12/20/17	Barclays Capital Group	NZD	3,796	2,724,236	2,737,510	13,274
Expiring 12/20/17	Morgan Stanley	NZD	40,323	29,450,956	29,078,082	(372,874)
Expiring 12/20/17	Morgan Stanley	NZD	12,141	8,747,124	8,755,197	8,073
Expiring 12/20/17	Morgan Stanley	NZD	5,447	3,928,966	3,927,766	(1,200)
Norwegian Krone,
Expiring 12/20/17	Morgan Stanley	NOK	67,146	8,581,927	8,447,053	(134,874)
Expiring 12/20/17	Morgan Stanley	NOK	66,947	8,561,977	8,422,018	(139,959)
Expiring 12/20/17	Morgan Stanley	NOK	62,218	7,955,813	7,827,122	(128,691)
Expiring 12/20/17	Morgan Stanley	NOK	44,682	5,775,887	5,621,039	(154,848)
Expiring 12/20/17	Morgan Stanley	NOK	27,770	3,549,897	3,493,545	(56,352)
Expiring 12/20/17	Morgan Stanley	NOK	25,527	3,253,079	3,211,394	(41,685)
Expiring 12/20/17	Morgan Stanley	NOK	25,369	3,296,110	3,191,445	(104,665)
Expiring 12/20/17	Morgan Stanley	NOK	13,457	1,726,069	1,692,952	(33,117)
Expiring 12/20/17	Morgan Stanley	NOK	13,268	1,667,994	1,669,088	1,094
Expiring 12/20/17	Morgan Stanley	NOK	6,807	865,288	856,348	(8,940)
Peruvian Nuevo Sol,
Expiring 10/23/17	Goldman Sachs & Co.	PEN	2,464	754,432	754,293	(139)
Expiring 10/31/17	Goldman Sachs & Co.	PEN	2,370	725,000	725,281	281
Polish Zloty,
Expiring 10/19/17	Bank of America	PLN	6,494	1,816,903	1,779,719	(37,184)
Expiring 10/19/17	Bank of America	PLN	5,883	1,646,055	1,612,187	(33,868)
Expiring 10/19/17	Bank of America	PLN	1	137	139	2
Expiring 11/09/17	Bank of America	PLN	531	147,859	145,561	(2,298)
Expiring 11/09/17	Bank of America	PLN	228	63,651	62,383	(1,268)
Expiring 11/09/17	Bank of America	PLN	105	29,387	28,833	(554)
Russian Ruble,
Expiring 10/19/17	Barclays Capital Group	RUB	96,973	1,672,946	1,678,798	5,852
Expiring 10/19/17	Barclays Capital Group	RUB	2,099	35,948	36,338	390
Expiring 10/19/17	Charles Schwab	RUB	48,170	786,256	833,920	47,664
Expiring 10/19/17	Goldman Sachs & Co.	RUB	121,887	1,989,478	2,110,116	120,638

A67

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Forward foreign currency exchange contracts outstanding at September 30, 2017 (continued):

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts (cont’d.):
Russian Ruble (cont’d.),
Expiring 10/20/17	Deutsche Bank AG	RUB	91,552	$1,586,213	$1,584,675	$(1,538)
Expiring 10/20/17	Deutsche Bank AG	RUB	48,963	848,317	847,495	(822)
Expiring 10/20/17	Goldman Sachs & Co.	RUB	37,351	647,000	646,513	(487)
Expiring 11/09/17	BNP Paribas	RUB	81,651	1,379,656	1,408,290	28,634
Expiring 11/09/17	BNP Paribas	RUB	40,826	689,389	704,144	14,755
Expiring 11/09/17	BNP Paribas	RUB	40,826	692,160	704,145	11,985
Expiring 11/09/17	Citigroup Global Markets	RUB	8,928	151,232	153,986	2,754
Expiring 11/09/17	Citigroup Global Markets	RUB	3,826	64,568	65,995	1,427
Singapore Dollar,
Expiring 11/09/17	Barclays Capital Group	SGD	202	148,900	149,181	281
Expiring 11/09/17	Barclays Capital Group	SGD	87	63,876	63,935	59
Expiring 11/09/17	Barclays Capital Group	SGD	23	16,668	16,662	(6)
Expiring 12/04/17	Goldman Sachs & Co.	SGD	2,209	1,630,000	1,629,917	(83)
Expiring 12/20/17	Morgan Stanley	SGD	21,287	15,855,076	15,708,034	(147,042)
Expiring 12/20/17	Morgan Stanley	SGD	16,676	12,488,406	12,304,926	(183,480)
Expiring 12/20/17	Morgan Stanley	SGD	15,638	11,645,397	11,539,377	(106,020)
Expiring 12/20/17	Morgan Stanley	SGD	14,415	10,712,192	10,637,219	(74,973)
Expiring 12/20/17	Morgan Stanley	SGD	12,600	9,371,581	9,297,615	(73,966)
Expiring 12/20/17	Morgan Stanley	SGD	5,286	3,932,160	3,900,195	(31,965)
Expiring 12/20/17	Morgan Stanley	SGD	4,715	3,509,542	3,479,494	(30,048)
Expiring 12/20/17	Morgan Stanley	SGD	3,487	2,599,704	2,573,175	(26,529)
Expiring 12/20/17	Morgan Stanley	SGD	2,026	1,492,184	1,494,649	2,465
South African Rand,
Expiring 10/19/17	Bank of America	ZAR	10,650	773,561	783,998	10,437
Expiring 10/19/17	Charles Schwab	ZAR	8,440	628,294	621,309	(6,985)
Expiring 11/09/17	JPMorgan Chase	ZAR	1,968	149,477	144,346	(5,131)
Expiring 11/09/17	JPMorgan Chase	ZAR	843	64,077	61,864	(2,213)
South Korean Won,
Expiring 11/09/17	Citigroup Global Markets	KRW	168,595	150,029	147,276	(2,753)
Expiring 11/09/17	Citigroup Global Markets	KRW	72,255	64,313	63,119	(1,194)
Expiring 11/09/17	Citigroup Global Markets	KRW	32,029	28,612	27,979	(633)
Swedish Krona,
Expiring 10/03/17	JPMorgan Chase	SEK	6,060	762,068	744,193	(17,875)
Expiring 10/03/17	JPMorgan Chase	SEK	2,360	296,281	289,817	(6,464)
Expiring 10/03/17	JPMorgan Chase	SEK	1,980	249,037	243,152	(5,885)
Expiring 10/03/17	JPMorgan Chase	SEK	1,745	219,997	214,293	(5,704)
Expiring 11/09/17	UBS AG	SEK	37,109	4,554,526	4,566,628	12,102
Expiring 11/09/17	UBS AG	SEK	14,987	1,841,470	1,844,300	2,830
Expiring 11/09/17	UBS AG	SEK	1,250	153,444	153,830	386
Expiring 12/20/17	Barclays Capital Group	SEK	48,518	6,132,443	5,986,937	(145,506)
Expiring 12/20/17	Citigroup Global Markets	SEK	2,594	328,416	320,087	(8,329)
Expiring 12/20/17	Citigroup Global Markets	SEK	12	1,518	1,480	(38)
Expiring 12/20/17	Citigroup Global Markets	SEK	1	127	124	(3)
Expiring 12/20/17	Morgan Stanley	SEK	90,609	11,412,034	11,180,734	(231,300)
Expiring 12/20/17	Morgan Stanley	SEK	66,897	8,228,249	8,254,709	26,460
Expiring 12/20/17	Morgan Stanley	SEK	49,204	6,220,798	6,071,546	(149,252)
Expiring 12/20/17	Morgan Stanley	SEK	33,379	4,110,621	4,118,760	8,139
Expiring 12/20/17	Morgan Stanley	SEK	26,457	3,330,523	3,264,619	(65,904)
Expiring 12/20/17	Morgan Stanley	SEK	23,932	3,030,426	2,953,044	(77,382)
Expiring 12/20/17	Morgan Stanley	SEK	19,284	2,433,155	2,379,602	(53,553)
Expiring 12/20/17	Morgan Stanley	SEK	15,946	1,967,949	1,967,692	(257)
Expiring 12/20/17	UBS AG	SEK	2,000	251,739	246,791	(4,948)
Expiring 12/20/17	UBS AG	SEK	2,000	251,824	246,791	(5,033)
Swiss Franc,
Expiring 12/20/17	Citigroup Global Markets	CHF	453	468,845	470,508	1,663
Expiring 12/20/17	Citigroup Global Markets	CHF	374	397,637	388,456	(9,181)
Expiring 12/20/17	Citigroup Global Markets	CHF	142	150,028	147,489	(2,539)
Expiring 12/20/17	Citigroup Global Markets	CHF	95	100,052	98,672	(1,380)

A68

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Forward foreign currency exchange contracts outstanding at September 30, 2017 (continued):

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts (cont’d.):
Swiss Franc (cont’d.),
Expiring 12/20/17	Citigroup Global Markets	CHF	6	$6,193	$6,232	$ 39
Thai Baht,
Expiring 11/09/17	Citigroup Global Markets	THB	4,966	149,520	148,970	(550)
Expiring 11/09/17	Citigroup Global Markets	THB	2,128	64,144	63,844	(300)
Expiring 11/09/17	Citigroup Global Markets	THB	847	25,562	25,408	(154)
Turkish Lira,
Expiring 10/19/17	Citigroup Global Markets	TRY	5,964	1,651,096	1,663,804	12,708
Expiring 10/19/17	Citigroup Global Markets	TRY	2,881	774,212	803,756	29,544
Expiring 11/09/17	Citigroup Global Markets	TRY	11,684	3,224,398	3,238,658	14,260
Expiring 11/09/17	JPMorgan Chase	TRY	11,131	3,072,742	3,085,520	12,778
Expiring 11/15/17	Standard Chartered PLC	TRY	5,348	1,469,149	1,479,706	10,557

				$999,965,580	$992,248,737	(7,716,843)

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts:
Argentine Peso,
Expiring 10/19/17	Barclays Capital Group	ARS	1,130	$65,431	$64,530	$ 901
Expiring 10/19/17	Charles Schwab	ARS	4,190	241,429	239,278	2,151
Expiring 10/19/17	Citigroup Global Markets	ARS	12,490	721,548	713,266	8,282
Expiring 02/14/18	BNP Paribas	ARS	2,593	137,000	138,864	(1,864)
Expiring 02/14/18	JPMorgan Chase	ARS	1,744	92,000	93,400	(1,400)
Australian Dollar,
Expiring 10/03/17	BNP Paribas	AUD	6,758	5,387,646	5,300,700	86,946
Expiring 10/03/17	Goldman Sachs & Co.	AUD	130	104,673	101,966	2,707
Expiring 10/03/17	JPMorgan Chase	AUD	2,843	2,252,136	2,229,933	22,203
Expiring 10/03/17	JPMorgan Chase	AUD	118	93,476	92,554	922
Expiring 10/19/17	Barclays Capital Group	AUD	4,947	3,755,847	3,879,101	(123,254)
Expiring 11/09/17	Citigroup Global Markets	AUD	229	180,614	179,565	1,049
Expiring 11/09/17	Citigroup Global Markets	AUD	227	177,478	177,574	(96)
Expiring 11/09/17	Goldman Sachs & Co.	AUD	4,207	3,317,303	3,298,100	19,203
Expiring 11/09/17	UBS AG	AUD	3,597	2,836,128	2,819,800	16,328
Expiring 12/20/17	Barclays Capital Group	AUD	34,746	28,008,321	27,227,995	780,326
Expiring 12/20/17	Citigroup Global Markets	AUD	3,834	3,041,052	3,004,463	36,589
Expiring 12/20/17	Citigroup Global Markets	AUD	891	713,939	698,221	15,718
Expiring 12/20/17	Morgan Stanley	AUD	4,623	3,619,893	3,622,691	(2,798)
Expiring 12/20/17	Morgan Stanley	AUD	3,729	2,972,476	2,921,986	50,490
Expiring 12/20/17	Morgan Stanley	AUD	3,053	2,470,639	2,392,755	77,884
Brazilian Real,
Expiring 10/03/17	Bank of America	BRL	6,220	1,963,384	1,962,771	613
Expiring 10/03/17	Barclays Capital Group	BRL	4,030	1,299,945	1,271,698	28,247
Expiring 10/03/17	Barclays Capital Group	BRL	4,030	1,272,096	1,271,699	397
Expiring 10/03/17	Barclays Capital Group	BRL	1,730	556,395	545,915	10,480
Expiring 10/03/17	Barclays Capital Group	BRL	460	148,704	145,157	3,547
Expiring 10/03/17	BNP Paribas	BRL	5,900	1,721,120	1,861,792	(140,672)
Expiring 10/03/17	BNP Paribas	BRL	5,200	1,548,702	1,640,901	(92,199)
Expiring 10/03/17	Citigroup Global Markets	BRL	2,474	787,788	780,830	6,958
Expiring 10/03/17	Deutsche Bank AG	BRL	230	72,469	72,547	(78)
Expiring 10/03/17	JPMorgan Chase	BRL	6,900	2,029,412	2,177,350	(147,938)
Expiring 10/03/17	JPMorgan Chase	BRL	5,300	1,437,288	1,672,457	(235,169)
Expiring 10/03/17	Standard Chartered PLC	BRL	6,000	1,630,523	1,893,347	(262,824)
Expiring 10/19/17	Bank of America	BRL	6,220	1,969,227	1,958,223	11,004
Expiring 10/19/17	Charles Schwab	BRL	2,543	805,512	800,605	4,907
Expiring 10/19/17	Citigroup Global Markets	BRL	1,869	557,457	588,460	(31,003)
Expiring 11/03/17	Bank of America	BRL	714	224,000	224,172	(172)
Expiring 11/09/17	Goldman Sachs & Co.	BRL	4,419	1,395,398	1,387,092	8,306

A69

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Forward foreign currency exchange contracts outstanding at September 30, 2017 (continued):

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts (cont’d.):
Brazilian Real (cont’d.),
Expiring 11/09/17	Goldman Sachs & Co.	BRL	414	$129,551	$130,037	$(486)
Expiring 11/09/17	JPMorgan Chase	BRL	2,341	738,594	734,731	3,863
Expiring 01/03/18	BNP Paribas	BRL	420	116,327	130,909	(14,582)
Expiring 01/03/18	Deutsche Bank AG	BRL	4,000	1,126,231	1,246,752	(120,521)
Expiring 01/03/18	Deutsche Bank AG	BRL	3,800	1,001,404	1,184,414	(183,010)
Expiring 01/03/18	Deutsche Bank AG	BRL	2,400	635,323	748,051	(112,728)
Expiring 01/03/18	Deutsche Bank AG	BRL	1,300	360,278	405,195	(44,917)
Expiring 01/03/18	Hong Kong & Shanghai Bank	BRL	1,400	412,090	436,364	(24,274)
Expiring 01/03/18	JPMorgan Chase	BRL	880	243,262	274,286	(31,024)
Expiring 01/03/18	Morgan Stanley	BRL	4,100	1,309,695	1,277,921	31,774
Expiring 04/03/18	BNP Paribas	BRL	1,300	344,327	400,888	(56,561)
Expiring 04/03/18	Citigroup Global Markets	BRL	11,400	3,441,198	3,515,478	(74,280)
Expiring 04/03/18	Citigroup Global Markets	BRL	3,000	905,578	925,125	(19,547)
Expiring 04/03/18	Morgan Stanley	BRL	7,500	2,236,803	2,312,814	(76,011)
Expiring 04/03/18	Morgan Stanley	BRL	4,100	1,294,560	1,264,339	30,221
Expiring 04/03/18	Morgan Stanley	BRL	3,100	969,902	955,963	13,939
Expiring 07/03/18	Bank of America	BRL	700	206,429	213,415	(6,986)
Expiring 07/03/18	BNP Paribas	BRL	800	228,245	243,902	(15,657)
Expiring 07/03/18	Citigroup Global Markets	BRL	2,600	773,487	792,681	(19,194)
Expiring 07/03/18	Deutsche Bank AG	BRL	8,400	2,402,809	2,560,971	(158,162)
Expiring 07/03/18	Goldman Sachs & Co.	BRL	3,100	922,894	945,121	(22,227)
Expiring 07/03/18	Hong Kong & Shanghai Bank	BRL	8,200	2,340,851	2,499,996	(159,145)
Expiring 07/03/18	JPMorgan Chase	BRL	8,700	2,541,259	2,652,435	(111,176)
Expiring 07/03/18	JPMorgan Chase	BRL	3,100	921,933	945,120	(23,187)
Expiring 07/03/18	JPMorgan Chase	BRL	3,100	904,449	945,120	(40,671)
Expiring 07/03/18	Morgan Stanley	BRL	400	117,855	121,951	(4,096)
British Pound,
Expiring 10/03/17	Goldman Sachs & Co.	GBP	19,891	25,737,512	26,657,479	(919,967)
Expiring 10/03/17	Goldman Sachs & Co.	GBP	3,944	5,103,250	5,285,662	(182,412)
Expiring 10/03/17	Hong Kong & Shanghai Bank	GBP	537	694,705	719,676	(24,971)
Expiring 10/03/17	Hong Kong & Shanghai Bank	GBP	330	447,481	442,259	5,222
Expiring 10/03/17	JPMorgan Chase	GBP	461	624,482	617,822	6,660
Expiring 10/03/17	Royal Bank of Canada	GBP	1,687	2,276,236	2,260,880	15,356
Expiring 10/19/17	Barclays Capital Group	GBP	1,625	2,195,213	2,178,966	16,247
Expiring 11/02/17	JPMorgan Chase	GBP	10,072	13,499,311	13,511,574	(12,263)
Expiring 11/02/17	JPMorgan Chase	GBP	6,897	9,243,919	9,252,316	(8,397)
Expiring 11/09/17	Citigroup Global Markets	GBP	1,615	2,084,018	2,166,634	(82,616)
Expiring 12/20/17	Barclays Capital Group	GBP	16,019	21,752,919	21,522,023	230,896
Expiring 12/20/17	Barclays Capital Group	GBP	15,391	20,899,864	20,678,023	221,841
Expiring 12/20/17	Barclays Capital Group	GBP	3,560	4,825,912	4,782,669	43,243
Expiring 12/20/17	Barclays Capital Group	GBP	2,355	3,119,805	3,164,103	(44,298)
Expiring 12/20/17	Citigroup Global Markets	GBP	2,349	3,041,117	3,155,915	(114,798)
Expiring 12/20/17	Morgan Stanley	GBP	19,583	26,344,498	26,310,016	34,482
Expiring 12/20/17	Morgan Stanley	GBP	5,702	7,662,043	7,661,160	883
Expiring 12/20/17	Morgan Stanley	GBP	5,600	7,520,671	7,523,768	(3,097)
Expiring 12/20/17	Morgan Stanley	GBP	3,316	4,355,344	4,455,079	(99,735)
Expiring 12/20/17	Morgan Stanley	GBP	2,563	3,412,072	3,443,307	(31,235)
Canadian Dollar,
Expiring 10/03/17	Goldman Sachs & Co.	CAD	3,565	2,944,589	2,857,221	87,368
Expiring 10/03/17	Goldman Sachs & Co.	CAD	2,306	1,847,564	1,848,177	(613)
Expiring 10/03/17	Hong Kong & Shanghai Bank	CAD	9,315	7,471,414	7,465,641	5,773
Expiring 11/09/17	BNP Paribas	CAD	1,713	1,359,967	1,373,388	(13,421)
Expiring 11/09/17	BNP Paribas	CAD	857	682,544	686,694	(4,150)
Expiring 11/09/17	BNP Paribas	CAD	857	678,798	686,694	(7,896)
Expiring 12/20/17	Barclays Capital Group	CAD	6,865	5,570,107	5,504,689	65,418
Expiring 12/20/17	Barclays Capital Group	CAD	3,747	3,009,935	3,004,931	5,004
Expiring 12/20/17	Morgan Stanley	CAD	103,126	84,989,901	82,693,797	2,296,104
Expiring 12/20/17	Morgan Stanley	CAD	19,502	16,059,233	15,638,071	421,162

A70

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Forward foreign currency exchange contracts outstanding at September 30, 2017 (continued):

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts (cont’d.):
Canadian Dollar (cont’d.),
Expiring 12/20/17	Morgan Stanley	CAD	6,069	$4,872,086	$4,866,189	$ 5,897
Expiring 12/20/17	UBS AG	CAD	400	329,345	320,749	8,596
Chilean Peso,
Expiring 11/09/17	Citigroup Global Markets	CLP	312,342	481,104	487,564	(6,460)
Expiring 11/09/17	Citigroup Global Markets	CLP	82,752	129,858	129,175	683
Chinese Renminbi,
Expiring 10/19/17	Barclays Capital Group	CNH	14,435	2,107,246	2,169,648	(62,402)
Expiring 10/19/17	Citigroup Global Markets	CNH	52,511	7,650,698	7,892,785	(242,087)
Expiring 11/09/17	Goldman Sachs & Co.	CNH	3,135	463,531	470,593	(7,062)
Expiring 11/09/17	Goldman Sachs & Co.	CNH	866	129,840	129,970	(130)
Colombian Peso,
Expiring 10/23/17	Goldman Sachs & Co.	COP	5,403,300	1,860,000	1,833,980	26,020
Expiring 12/22/17	Goldman Sachs & Co.	COP	5,382,000	1,840,000	1,815,413	24,587
Czech Koruna,
Expiring 11/09/17	JPMorgan Chase	CZK	2,060	93,737	93,898	(161)
Expiring 02/01/18	JPMorgan Chase	CZK	7,868	339,525	361,053	(21,528)
Expiring 02/01/18	JPMorgan Chase	CZK	6,707	308,549	307,794	755
Expiring 02/01/18	JPMorgan Chase	CZK	4,879	224,829	223,903	926
Expiring 02/01/18	JPMorgan Chase	CZK	4,142	183,505	190,064	(6,559)
Expiring 02/01/18	JPMorgan Chase	CZK	2,707	109,266	124,244	(14,978)
Danish Krone,
Expiring 10/02/17	Bank of America	DKK	2,804	426,473	445,338	(18,865)
Expiring 10/02/17	Goldman Sachs & Co.	DKK	15,505	2,389,339	2,463,013	(73,674)
Expiring 10/02/17	Goldman Sachs & Co.	DKK	5,095	788,356	809,354	(20,998)
Expiring 10/02/17	Goldman Sachs & Co.	DKK	4,707	689,670	747,720	(58,050)
Expiring 10/02/17	Goldman Sachs & Co.	DKK	2,150	331,416	341,534	(10,118)
Expiring 10/02/17	Goldman Sachs & Co.	DKK	1,950	309,097	309,763	(666)
Expiring 10/02/17	Goldman Sachs & Co.	DKK	1,595	244,262	253,370	(9,108)
Expiring 10/02/17	Hong Kong & Shanghai Bank	DKK	4,582	701,685	727,864	(26,179)
Expiring 10/02/17	Hong Kong & Shanghai Bank	DKK	2,090	322,452	332,002	(9,550)
Expiring 10/02/17	JPMorgan Chase	DKK	14,705	2,259,855	2,335,930	(76,075)
Expiring 10/02/17	JPMorgan Chase	DKK	2,040	327,178	324,060	3,118
Expiring 10/02/17	JPMorgan Chase	DKK	1,380	212,350	219,217	(6,867)
Expiring 10/02/17	JPMorgan Chase	DKK	625	95,791	99,283	(3,492)
Expiring 10/02/17	UBS AG	DKK	6,050	931,045	961,060	(30,015)
Expiring 10/03/17	Hong Kong & Shanghai Bank	DKK	1,126	171,620	178,879	(7,259)
Expiring 11/09/17	Goldman Sachs & Co.	DKK	2,143	339,862	341,231	(1,369)
Expiring 12/20/17	Citigroup Global Markets	DKK	4,878	786,315	778,676	7,639
Expiring 12/20/17	Citigroup Global Markets	DKK	1,100	178,523	175,593	2,930
Expiring 12/20/17	Citigroup Global Markets	DKK	173	27,511	27,616	(105)
Expiring 12/20/17	Citigroup Global Markets	DKK	31	4,913	4,949	(36)
Expiring 01/02/18	BNP Paribas	DKK	15,064	2,221,501	2,406,762	(185,261)
Expiring 01/02/18	Hong Kong & Shanghai Bank	DKK	52,056	8,288,776	8,316,993	(28,217)
Expiring 01/02/18	JPMorgan Chase	DKK	20,366	3,009,942	3,253,857	(243,915)
Expiring 01/02/18	JPMorgan Chase	DKK	1,765	281,644	281,992	(348)
Expiring 01/02/18	JPMorgan Chase	DKK	624	95,168	99,696	(4,528)
Expiring 01/02/18	Morgan Stanley	DKK	18,483	2,713,300	2,953,012	(239,712)
Expiring 01/02/18	UBS AG	DKK	10,142	1,485,471	1,620,378	(134,907)
Expiring 04/03/18	BNP Paribas	DKK	8,157	1,215,051	1,310,751	(95,700)
Expiring 04/03/18	Citigroup Global Markets	DKK	3,283	478,125	527,628	(49,503)
Expiring 04/03/18	Citigroup Global Markets	DKK	303	46,464	48,691	(2,227)
Expiring 04/03/18	Goldman Sachs & Co.	DKK	13,902	2,060,931	2,234,017	(173,086)
Expiring 04/03/18	Goldman Sachs & Co.	DKK	9,410	1,403,611	1,512,163	(108,552)
Expiring 04/03/18	Goldman Sachs & Co.	DKK	4,263	621,060	685,054	(63,994)
Expiring 04/03/18	JPMorgan Chase	DKK	14,443	2,114,022	2,320,954	(206,932)
Expiring 04/03/18	JPMorgan Chase	DKK	10,758	1,574,966	1,728,784	(153,818)
Expiring 04/03/18	UBS AG	DKK	615	89,910	98,829	(8,919)
Expiring 07/02/18	BNP Paribas	DKK	21,436	3,224,376	3,465,160	(240,784)

A71

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Forward foreign currency exchange contracts outstanding at September 30, 2017 (continued):

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts (cont’d.):
Danish Krone (cont’d.),
Expiring 07/02/18	Citigroup Global Markets	DKK	36,414	$5,605,172	$5,886,374	$ (281,202)
Expiring 07/02/18	Hong Kong & Shanghai Bank	DKK	8,845	1,334,882	1,429,807	(94,925)
Expiring 07/02/18	JPMorgan Chase	DKK	12,220	1,878,560	1,975,380	(96,820)
Expiring 07/03/18	JPMorgan Chase	DKK	20,695	3,117,937	3,345,596	(227,659)
Euro,
Expiring 10/03/17	BNP Paribas	EUR	1,124	1,343,846	1,328,740	15,106
Expiring 10/03/17	BNP Paribas	EUR	757	906,196	894,890	11,306
Expiring 10/03/17	Citigroup Global Markets	EUR	2,015	2,403,817	2,382,039	21,778
Expiring 10/03/17	Citigroup Global Markets	EUR	1,166	1,390,993	1,378,391	12,602
Expiring 10/03/17	JPMorgan Chase	EUR	33,267	40,184,597	39,326,882	857,715
Expiring 10/03/17	JPMorgan Chase	EUR	673	799,659	795,589	4,070
Expiring 10/03/17	JPMorgan Chase	EUR	616	739,037	728,206	10,831
Expiring 10/03/17	UBS AG	EUR	2,932	3,451,769	3,466,073	(14,304)
Expiring 10/19/17	Bank of America	EUR	1,381	1,646,649	1,633,991	12,658
Expiring 10/19/17	Barclays Capital Group	EUR	14,317	16,495,433	16,940,215	(444,782)
Expiring 10/19/17	Barclays Capital Group	EUR	1,385	1,649,750	1,638,724	11,026
Expiring 10/19/17	Barclays Capital Group	EUR	840	968,356	993,883	(25,527)
Expiring 10/19/17	Barclays Capital Group	EUR	450	534,248	532,437	1,811
Expiring 10/19/17	Barclays Capital Group	EUR	449	535,040	531,254	3,786
Expiring 10/19/17	Barclays Capital Group	EUR	250	295,780	295,799	(19)
Expiring 10/19/17	Barclays Capital Group	EUR	210	247,659	248,471	(812)
Expiring 10/19/17	Barclays Capital Group	EUR	195	230,740	230,723	17
Expiring 10/19/17	Barclays Capital Group	EUR	185	221,576	218,891	2,685
Expiring 10/19/17	Barclays Capital Group	EUR	180	210,763	212,975	(2,212)
Expiring 10/19/17	Citigroup Global Markets	EUR	460	547,951	544,269	3,682
Expiring 10/19/17	Citigroup Global Markets	EUR	430	505,878	508,774	(2,896)
Expiring 10/19/17	Citigroup Global Markets	EUR	380	455,841	449,614	6,227
Expiring 10/19/17	Citigroup Global Markets	EUR	340	400,041	402,286	(2,245)
Expiring 10/19/17	Citigroup Global Markets	EUR	250	292,133	295,799	(3,666)
Expiring 10/19/17	Citigroup Global Markets	EUR	250	287,658	295,799	(8,141)
Expiring 10/19/17	Citigroup Global Markets	EUR	175	204,908	207,059	(2,151)
Expiring 11/02/17	BNP Paribas	EUR	35,947	42,270,086	42,565,106	(295,020)
Expiring 11/09/17	Bank of America	EUR	1,129	1,331,831	1,337,745	(5,914)
Expiring 11/09/17	Bank of New York	EUR	158	186,708	187,539	(831)
Expiring 11/09/17	Barclays Capital Group	EUR	3,091	3,645,446	3,661,630	(16,184)
Expiring 11/09/17	Barclays Capital Group	EUR	587	704,767	695,480	9,287
Expiring 11/09/17	Barclays Capital Group	EUR	579	692,317	685,544	6,773
Expiring 11/09/17	Citigroup Global Markets	EUR	1,777	2,105,709	2,104,735	974
Expiring 11/09/17	Goldman Sachs & Co.	EUR	6,986	8,238,171	8,274,696	(36,525)
Expiring 11/09/17	Goldman Sachs & Co.	EUR	680	815,034	805,848	9,186
Expiring 11/09/17	Goldman Sachs & Co.	EUR	252	298,202	298,862	(660)
Expiring 11/09/17	Goldman Sachs & Co.	EUR	249	299,108	295,338	3,770
Expiring 11/09/17	Goldman Sachs & Co.	EUR	196	234,252	231,863	2,389
Expiring 11/09/17	Goldman Sachs & Co.	EUR	177	210,680	209,440	1,240
Expiring 11/09/17	Goldman Sachs & Co.	EUR	164	194,423	194,066	357
Expiring 11/09/17	Goldman Sachs & Co.	EUR	53	62,621	62,560	61
Expiring 11/09/17	Goldman Sachs & Co.	EUR	52	62,518	61,739	779
Expiring 11/09/17	JPMorgan Chase	EUR	664	785,175	786,002	(827)
Expiring 11/09/17	UBS AG	EUR	3,049	3,595,526	3,611,538	(16,012)
Expiring 11/09/17	UBS AG	EUR	1,553	1,837,021	1,839,742	(2,721)
Expiring 12/20/17	Citigroup Global Markets	EUR	2,511	3,039,280	2,981,853	57,427
Expiring 12/20/17	Citigroup Global Markets	EUR	927	1,111,459	1,100,828	10,631
Expiring 12/20/17	Citigroup Global Markets	EUR	570	686,537	676,884	9,653
Expiring 12/20/17	Citigroup Global Markets	EUR	510	608,961	605,634	3,327
Expiring 12/20/17	Citigroup Global Markets	EUR	168	198,561	199,503	(942)
Expiring 12/20/17	Citigroup Global Markets	EUR	10	12,093	11,876	217
Expiring 12/20/17	Citigroup Global Markets	EUR	8	9,433	9,501	(68)
Expiring 12/20/17	Morgan Stanley	EUR	809	979,629	961,016	18,613

A72

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Forward foreign currency exchange contracts outstanding at September 30, 2017 (continued):

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts (cont’d.):
Euro (cont’d.),
Expiring 12/20/17	Morgan Stanley	EUR	490	$592,377	$582,030	$10,347
Expiring 12/20/17	Morgan Stanley	EUR	83	99,842	98,996	846
Expiring 12/20/17	UBS AG	EUR	1,625	1,952,318	1,929,714	22,604
Expiring 02/01/18	JPMorgan Chase	EUR	2,266	2,686,066	2,697,827	(11,761)
Expiring 02/01/18	JPMorgan Chase	EUR	1,968	2,145,997	2,343,395	(197,398)
Expiring 02/01/18	JPMorgan Chase	EUR	1,757	1,912,347	2,091,498	(179,151)
Expiring 02/01/18	JPMorgan Chase	EUR	1,537	1,675,361	1,829,424	(154,063)
Expiring 02/01/18	JPMorgan Chase	EUR	672	729,465	799,497	(70,032)
Expiring 02/01/18	JPMorgan Chase	EUR	656	714,020	781,131	(67,111)
Expiring 02/01/18	JPMorgan Chase	EUR	174	206,567	206,811	(244)
Hong Kong Dollar,
Expiring 11/09/17	Citigroup Global Markets	HKD	87	11,177	11,179	(2)
Expiring 11/09/17	Goldman Sachs & Co.	HKD	1,355	173,770	173,642	128
Expiring 11/09/17	Goldman Sachs & Co.	HKD	365	46,759	46,776	(17)
Hungarian Forint,
Expiring 11/09/17	Bank of America	HUF	129,486	501,041	491,853	9,188
Expiring 11/09/17	Goldman Sachs & Co.	HUF	34,323	130,183	130,378	(195)
Indian Rupee,
Expiring 11/09/17	Goldman Sachs & Co.	INR	29,802	463,732	453,878	9,854
Expiring 11/09/17	Goldman Sachs & Co.	INR	8,511	129,505	129,623	(118)
Expiring 12/04/17	BNP Paribas	INR	20,636	314,000	313,451	549
Expiring 12/04/17	BNP Paribas	INR	15,419	237,000	234,210	2,790
Expiring 12/04/17	Citigroup Global Markets	INR	18,804	285,000	285,628	(628)
Expiring 12/04/17	Goldman Sachs & Co.	INR	47,928	728,000	728,000	—
Expiring 12/04/17	JPMorgan Chase	INR	27,681	421,000	420,456	544
Indonesian Rupiah,
Expiring 10/13/17	Goldman Sachs & Co.	IDR	10,114,468	751,000	750,022	978
Expiring 10/13/17	Standard Chartered PLC	IDR	20,054,537	1,489,383	1,487,112	2,271
Expiring 10/19/17	Citigroup Global Markets	IDR	7,994,369	589,555	592,497	(2,942)
Expiring 10/31/17	Bank of America	IDR	10,131,991	750,796	750,131	665
Expiring 11/09/17	Goldman Sachs & Co.	IDR	6,162,100	456,960	455,842	1,118
Expiring 11/09/17	Goldman Sachs & Co.	IDR	1,756,950	129,798	129,970	(172)
Israeli Shekel,
Expiring 11/09/17	Bank of America	ILS	1,658	461,230	469,753	(8,523)
Expiring 11/09/17	Citigroup Global Markets	ILS	460	130,391	130,258	133
Japanese Yen,
Expiring 10/03/17	Standard Chartered PLC	JPY	171,639	1,584,114	1,525,647	58,467
Expiring 10/19/17	Citigroup Global Markets	JPY	1,271,584	11,350,367	11,311,877	38,490
Expiring 11/02/17	Citigroup Global Markets	JPY	171,639	1,523,646	1,527,904	(4,258)
Expiring 11/09/17	Goldman Sachs & Co.	JPY	19,793	180,112	176,249	3,863
Expiring 11/09/17	Goldman Sachs & Co.	JPY	19,385	177,956	172,613	5,343
Expiring 11/09/17	Goldman Sachs & Co.	JPY	13,721	125,976	122,181	3,795
Expiring 11/09/17	Goldman Sachs & Co.	JPY	5,884	53,331	52,391	940
Expiring 11/09/17	Goldman Sachs & Co.	JPY	4,197	37,537	37,372	165
Expiring 11/09/17	Goldman Sachs & Co.	JPY	4,099	37,603	36,495	1,108
Expiring 11/09/17	JPMorgan Chase	JPY	586,384	5,315,012	5,221,418	93,594
Expiring 11/09/17	JPMorgan Chase	JPY	171,781	1,580,648	1,529,616	51,032
Expiring 11/09/17	JPMorgan Chase	JPY	57,675	512,682	513,559	(877)
Expiring 11/09/17	JPMorgan Chase	JPY	13,066	117,274	116,348	926
Expiring 11/09/17	UBS AG	JPY	10,695	96,937	95,231	1,706
Expiring 12/20/17	Barclays Capital Group	JPY	431,357	3,885,925	3,849,724	36,201
Expiring 12/20/17	Barclays Capital Group	JPY	289,987	2,648,614	2,588,039	60,575
Expiring 12/20/17	Citigroup Global Markets	JPY	122,172	1,092,558	1,090,346	2,212
Expiring 12/20/17	Citigroup Global Markets	JPY	67,600	624,507	603,309	21,198
Expiring 12/20/17	Morgan Stanley	JPY	4,443,703	40,875,357	39,658,623	1,216,734
Expiring 12/20/17	Morgan Stanley	JPY	1,480,748	13,710,781	13,215,201	495,580
Expiring 12/20/17	Morgan Stanley	JPY	509,686	4,631,854	4,548,784	83,070

A73

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Forward foreign currency exchange contracts outstanding at September 30, 2017 (continued):

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts (cont’d.):
Malaysian Ringgit,
Expiring 11/02/17	UBS AG	MYR	2,200	$523,810	$520,331	$3,479
Expiring 11/27/17	Barclays Capital Group	MYR	4,754	1,131,097	1,123,335	7,762
Mexican Peso,
Expiring 10/19/17	Barclays Capital Group	MXN	143,599	8,056,972	7,859,045	197,927
Expiring 10/19/17	Charles Schwab	MXN	30,413	1,696,514	1,664,466	32,048
Expiring 10/19/17	Charles Schwab	MXN	15,641	869,390	856,002	13,388
Expiring 10/19/17	Charles Schwab	MXN	11,034	621,343	603,879	17,464
Expiring 10/23/17	Barclays Capital Group	MXN	33,923	1,910,000	1,855,289	54,711
Expiring 12/15/17	Goldman Sachs & Co.	MXN	21,869	1,212,962	1,185,937	27,025
Expiring 12/22/17	Barclays Capital Group	MXN	33,635	1,870,000	1,822,150	47,850
Expiring 01/04/18	Goldman Sachs & Co.	MXN	1,800	87,901	97,325	(9,424)
Expiring 03/01/18	BNP Paribas	MXN	19,460	930,580	1,043,333	(112,753)
New Taiwanese Dollar,
Expiring 10/19/17	Citigroup Global Markets	TWD	96,558	3,157,554	3,187,364	(29,810)
Expiring 11/09/17	JPMorgan Chase	TWD	13,946	462,764	460,845	1,919
Expiring 11/09/17	JPMorgan Chase	TWD	3,949	130,094	130,492	(398)
Expiring 12/04/17	JPMorgan Chase	TWD	1,122	37,665	37,137	528
New Zealand Dollar,
Expiring 10/03/17	Hong Kong & Shanghai Bank	NZD	1,740	1,244,370	1,256,697	(12,327)
Expiring 10/03/17	JPMorgan Chase	NZD	90	64,363	65,002	(639)
Expiring 12/20/17	Barclays Capital Group	NZD	11,867	8,532,170	8,557,526	(25,356)
Expiring 12/20/17	Barclays Capital Group	NZD	83	60,298	60,096	202
Expiring 12/20/17	Citigroup Global Markets	NZD	1,844	1,325,567	1,329,585	(4,018)
Expiring 12/20/17	Citigroup Global Markets	NZD	1,766	1,277,414	1,273,528	3,886
Expiring 12/20/17	Citigroup Global Markets	NZD	1,747	1,256,355	1,259,889	(3,534)
Expiring 12/20/17	Citigroup Global Markets	NZD	1,498	1,095,393	1,080,262	15,131
Expiring 12/20/17	Citigroup Global Markets	NZD	1,309	946,069	943,932	2,137
Expiring 12/20/17	Citigroup Global Markets	NZD	1,262	904,840	910,339	(5,499)
Expiring 12/20/17	Citigroup Global Markets	NZD	866	627,988	624,403	3,585
Expiring 12/20/17	Morgan Stanley	NZD	24,131	17,546,779	17,401,893	144,886
Expiring 12/20/17	Morgan Stanley	NZD	23,786	17,371,951	17,153,280	218,671
Expiring 12/20/17	Morgan Stanley	NZD	20,696	15,115,397	14,924,720	190,677
Expiring 12/20/17	Morgan Stanley	NZD	13,383	9,737,898	9,651,188	86,710
Expiring 12/20/17	Morgan Stanley	NZD	9,596	7,041,477	6,920,160	121,317
Expiring 12/20/17	Morgan Stanley	NZD	6,831	4,977,130	4,926,048	51,082
Expiring 12/20/17	Morgan Stanley	NZD	4,617	3,331,426	3,329,800	1,626
Expiring 12/20/17	Morgan Stanley	NZD	4,370	3,168,371	3,151,544	16,827
Expiring 12/20/17	Morgan Stanley	NZD	656	478,386	472,676	5,710
Norwegian Krone,
Expiring 12/20/17	Barclays Capital Group	NOK	107,615	13,701,649	13,538,186	163,463
Expiring 12/20/17	Citigroup Global Markets	NOK	9,702	1,243,148	1,220,585	22,563
Expiring 12/20/17	Citigroup Global Markets	NOK	9,367	1,196,146	1,178,412	17,734
Expiring 12/20/17	Citigroup Global Markets	NOK	8,741	1,122,023	1,099,569	22,454
Expiring 12/20/17	Citigroup Global Markets	NOK	5,118	659,130	643,860	15,270
Expiring 12/20/17	Citigroup Global Markets	NOK	4,871	622,650	612,790	9,860
Expiring 12/20/17	Citigroup Global Markets	NOK	4,617	599,956	580,811	19,145
Expiring 12/20/17	Citigroup Global Markets	NOK	1,206	156,078	151,717	4,361
Expiring 12/20/17	Citigroup Global Markets	NOK	1,003	127,146	126,179	967
Expiring 12/20/17	Citigroup Global Markets	NOK	2	259	251	8
Expiring 12/20/17	Citigroup Global Markets	NOK	2	252	252	—
Expiring 12/20/17	Morgan Stanley	NOK	653,359	84,745,025	82,193,992	2,551,033
Expiring 12/20/17	Morgan Stanley	NOK	74,017	9,526,407	9,311,435	214,972
Expiring 12/20/17	Morgan Stanley	NOK	11,387	1,441,983	1,432,451	9,532
Peruvian Nuevo Sol,
Expiring 10/23/17	Citigroup Global Markets	PEN	1,246	381,000	381,257	(257)
Philippine Peso,
Expiring 10/16/17	Citigroup Global Markets	PHP	89,413	1,730,465	1,758,510	(28,045)
Expiring 10/19/17	Goldman Sachs & Co.	PHP	56,734	1,099,496	1,115,621	(16,125)

A74

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Forward foreign currency exchange contracts outstanding at September 30, 2017 (continued):

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts (cont’d.):
Polish Zloty,
Expiring 11/09/17	Bank of America	PLN	1,755	$483,768	$480,847	$2,921
Expiring 11/09/17	Bank of America	PLN	476	130,040	130,434	(394)
Russian Ruble,
Expiring 10/19/17	Barclays Capital Group	RUB	73,729	1,262,237	1,276,398	(14,161)
Expiring 10/20/17	Goldman Sachs & Co.	RUB	48,687	830,656	842,719	(12,063)
Expiring 11/09/17	BNP Paribas	RUB	7,536	128,982	129,985	(1,003)
Expiring 11/09/17	BNP Paribas	RUB	1,734	29,912	29,910	2
Expiring 11/09/17	Citigroup Global Markets	RUB	26,502	431,474	457,092	(25,618)
Saudi Arabian Riyal,
Expiring 04/16/18	Bank of America	SAR	12,201	3,237,284	3,248,252	(10,968)
Expiring 04/16/18	Bank of America	SAR	849	225,822	226,028	(206)
Singapore Dollar,
Expiring 11/09/17	Barclays Capital Group	SGD	645	473,295	475,590	(2,295)
Expiring 11/09/17	Barclays Capital Group	SGD	177	130,087	130,241	(154)
Expiring 12/04/17	Standard Chartered PLC	SGD	8,350	6,112,746	6,160,351	(47,605)
Expiring 12/20/17	Barclays Capital Group	SGD	26,896	20,048,575	19,846,445	202,130
Expiring 12/20/17	Morgan Stanley	SGD	72,541	54,287,146	53,528,513	758,633
Expiring 12/20/17	Morgan Stanley	SGD	8,430	6,258,613	6,220,464	38,149
Expiring 12/20/17	Morgan Stanley	SGD	6,965	5,111,765	5,139,236	(27,471)
Expiring 12/20/17	Morgan Stanley	SGD	3,627	2,694,597	2,676,566	18,031
South African Rand,
Expiring 10/19/17	Bank of America	ZAR	21,696	1,591,872	1,597,167	(5,295)
Expiring 10/19/17	Bank of America	ZAR	4,699	353,415	345,917	7,498
Expiring 11/09/17	Goldman Sachs & Co.	ZAR	2,960	220,595	217,149	3,446
Expiring 11/09/17	JPMorgan Chase	ZAR	3,138	233,834	230,211	3,623
Expiring 11/09/17	JPMorgan Chase	ZAR	1,761	129,314	129,155	159
South Korean Won,
Expiring 10/19/17	Bank of America	KRW	1,775,720	1,535,625	1,550,779	(15,154)
Expiring 10/19/17	Barclays Capital Group	KRW	1,867,000	1,668,007	1,630,497	37,510
Expiring 11/09/17	Citigroup Global Markets	KRW	522,422	463,222	456,362	6,860
Expiring 11/09/17	Citigroup Global Markets	KRW	148,954	129,989	130,119	(130)
Expiring 11/13/17	BNP Paribas	KRW	291,109	254,000	254,311	(311)
Expiring 11/13/17	Morgan Stanley	KRW	513,027	448,000	448,176	(176)
Expiring 12/04/17	Credit Suisse First Boston Corp.	KRW	835,659	734,000	730,229	3,771
Expiring 12/04/17	JPMorgan Chase	KRW	130,893	115,000	114,379	621
Swedish Krona,
Expiring 10/03/17	Standard Chartered PLC	SEK	114,945	14,544,602	14,115,723	428,879
Expiring 11/09/17	UBS AG	SEK	990	124,712	121,772	2,940
Expiring 12/20/17	Barclays Capital Group	SEK	29,830	3,765,830	3,680,860	84,970
Expiring 12/20/17	Barclays Capital Group	SEK	26,936	3,407,601	3,323,794	83,807
Expiring 12/20/17	Citigroup Global Markets	SEK	51,867	6,466,336	6,400,141	66,195
Expiring 12/20/17	Citigroup Global Markets	SEK	331	40,828	40,844	(16)
Expiring 12/20/17	Citigroup Global Markets	SEK	18	2,272	2,221	51
Expiring 12/20/17	Citigroup Global Markets	SEK	18	2,217	2,221	(4)
Expiring 12/20/17	Morgan Stanley	SEK	216,111	27,027,176	26,667,092	360,084
Swiss Franc,
Expiring 11/09/17	Bank of America	CHF	169	174,508	175,400	(892)
Expiring 11/09/17	Goldman Sachs & Co.	CHF	222	228,701	229,866	(1,165)
Expiring 11/09/17	UBS AG	CHF	129	132,529	133,206	(677)
Expiring 12/20/17	Citigroup Global Markets	CHF	7,062	7,413,895	7,335,010	78,885
Expiring 12/20/17	Citigroup Global Markets	CHF	5,493	5,822,711	5,705,008	117,703
Expiring 12/20/17	Citigroup Global Markets	CHF	4,708	4,973,371	4,890,006	83,365
Expiring 12/20/17	Citigroup Global Markets	CHF	4,708	4,937,926	4,890,006	47,920
Expiring 12/20/17	Citigroup Global Markets	CHF	3,531	3,718,369	3,667,505	50,864
Expiring 12/20/17	Citigroup Global Markets	CHF	3,139	3,281,864	3,260,114	21,750
Expiring 12/20/17	Citigroup Global Markets	CHF	2,354	2,503,346	2,445,003	58,343
Expiring 12/20/17	Citigroup Global Markets	CHF	2,354	2,453,626	2,445,003	8,623
Expiring 12/20/17	Citigroup Global Markets	CHF	1,374	1,467,275	1,427,400	39,875

A75

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Forward foreign currency exchange contracts outstanding at September 30, 2017 (continued):

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts (cont’d.):
Swiss Franc (cont’d.),
Expiring 12/20/17	Citigroup Global Markets	CHF	1,373	$1,433,379	$1,426,300	$ 7,079
Expiring 12/20/17	Citigroup Global Markets	CHF	1,358	1,416,773	1,410,217	6,556
Expiring 12/20/17	Citigroup Global Markets	CHF	1,177	1,240,619	1,222,502	18,117
Expiring 12/20/17	Citigroup Global Markets	CHF	439	459,337	455,967	3,370
Expiring 12/20/17	Citigroup Global Markets	CHF	328	343,186	340,677	2,509
Expiring 12/20/17	Citigroup Global Markets	CHF	149	154,237	154,759	(522)
Expiring 12/20/17	UBS AG	CHF	250	261,642	259,662	1,980
Thai Baht,
Expiring 11/09/17	Citigroup Global Markets	THB	15,933	479,067	477,952	1,115
Expiring 11/09/17	Citigroup Global Markets	THB	4,343	129,874	130,289	(415)
Turkish Lira,
Expiring 11/09/17	Citigroup Global Markets	TRY	7,885	2,231,633	2,185,665	45,968
Expiring 11/09/17	Citigroup Global Markets	TRY	3,379	959,438	936,713	22,725
Expiring 11/09/17	Citigroup Global Markets	TRY	463	128,650	128,440	210
Expiring 11/15/17	UBS AG	TRY	2,618	726,000	724,315	1,685

				$1,182,815,708	$1,176,866,524	5,949,184

						$(1,767,659)

Credit default swap agreements outstanding at September 30, 2017:

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at September 30, 2017(5)	Value at Trade Date	Value at September 30, 2017	Unrealized Appreciation (Depreciation)
Centrally cleared credit default swaps on corporate and/or sovereign issues – Sell Protection(2):
Ford Motor Credit Co. LLC	06/20/22	5.000%(Q)	800	0.909%	$138,494	$149,401	$10,907
Telecom Italia SpA	06/20/24	1.000%(Q)	EUR 200	1.659%	(15,392)	(9,538)	5,854
Tesco PLC	06/20/22	1.000%(Q)	EUR 800	1.271%	(45,944)	(11,366)	34,578

					$77,158	$128,497	$51,339

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at September 30, 2017(5)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC credit default swaps on corporate and/or sovereign issues – Buy Protection(1):
Japan Govt.	06/20/22	(1.000)%(Q)	1,200	0.342%	$(36,303)	$(43,077)	$6,774	BNP Paribas
Japan Govt.	06/20/22	(1.000)%(Q)	1,000	0.342%	(30,253)	(35,067)	4,814	Goldman Sachs &Co.
Japan Govt.	06/20/22	(1.000)%(Q)	800	0.342%	(24,203)	(27,863)	3,660	Barclays Capital Group
Japan Govt.	06/20/22	(1.000)%(Q)	500	0.342%	(15,127)	(17,295)	2,168	Citigroup Global Markets
Japan Govt.	06/20/22	(1.000)%(Q)	100	0.342%	(3,025)	(3,457)	432	Bank of America
Republic of Korea	06/20/22	1.000%(Q)	4,100	0.707%	(52,478)	(117,534)	65,056	Barclays Capital Group

					$(161,389)	$(244,293)	$82,904

A76

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Credit default swap agreements outstanding at September 30, 2017 (continued):

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at September 30, 2017(5)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC credit default swaps on corporate and/or sovereign issues – Sell Protection(2):
Republic of Brazil	03/20/18	1.000%(Q)	400	0.455%	$1,146	$927	$219	Hong Kong & Shanghai Bank
Republic of Brazil	03/20/18	1.000%(Q)	200	0.455%	573	463	110	Hong Kong & Shanghai Bank
Republic of Brazil	06/20/21	1.000%(Q)	200	1.361%	(2,502)	(13,833)	11,331	Credit Suisse First Boston Corp.
Republic of Brazil	06/20/21	1.000%(Q)	200	1.361%	(2,502)	(13,875)	11,373	Goldman Sachs &Co.
Republic of Brazil	06/20/21	1.000%(Q)	100	1.361%	(1,251)	(8,650)	7,399	Citigroup Global Markets
Republic of Brazil	06/20/21	1.000%(Q)	100	1.361%	(1,251)	(8,609)	7,358	Deutsche Bank AG
Republic of Brazil	06/20/21	1.000%(Q)	100	1.361%	(1,251)	(6,979)	5,728	JPMorgan Chase
Republic of Brazil	06/20/22	1.000%(Q)	200	1.755%	(6,590)	(12,977)	6,387	Hong Kong & Shanghai Bank
Republic of Italy	03/20/19	1.000%(Q)	900	0.360%	8,733	(15,622)	24,355	Deutsche Bank AG

					$(4,895)	$(79,155)	$74,260

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Value at Trade Date	Value at September 30, 2017(4)	Unrealized Appreciation (Depreciation)
Centrally cleared credit default swaps on credit indices – Buy Protection(1):
CDX.NA.HY.28	06/20/22	5.000%(Q)		980	$(65,464)	$(77,265)	$(11,801)
CDX.NA.HY.29	12/20/22	5.000%(Q)		15,780	(1,189,458)	(1,257,595)	(68,137)
CDX.NA.HY.29	12/20/22	5.000%(Q)		4,200	(317,835)	(334,186)	(16,351)
CDX.NA.HY.29	12/20/22	5.000%(Q)		1,600	(120,700)	(127,309)	(6,609)
CDX.NA.IG.28	06/20/22	1.000%(Q)		36,300	(686,114)	(781,079)	(94,965)
iTraxx Europe Series 26.V1	12/20/21	1.000%(Q)	EUR	1,700	(27,429)	(63,602)	(36,173)
iTraxx Europe Series 26.V1	12/20/22	1.000%(Q)	EUR	4,900	(130,885)	(130,972)	(87)
iTraxx Europe Series S27.V1	06/20/22	1.000%(Q)	EUR	15,900	(421,724)	(479,363)	(57,639)
iTraxx Europe Series S8.V1	12/20/22	1.000%(Q)	EUR	28,100	(750,770)	(751,090)	(320)

					$(3,710,379)	$(4,002,461)	$(292,082)

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Value at Trade Date	Value at September 30, 2017(4)	Unrealized Appreciation (Depreciation)
Centrally cleared credit default swaps on credit indices – Sell Protection(2):
CDX.ITRX.XO.22.5Y	12/20/19	5.000%(Q)	EUR	1,680	$186,601	$183,330	$(3,271)
CDX.NA.IG.27	12/20/21	1.000%(Q)		2,070	23,723	47,603	23,880
CDX.NA.IG.28	06/20/22	1.000%(Q)		18,410	327,458	396,305	68,847
iTraxx Europe Crossover Index	12/20/20	5.000%(Q)	EUR	127	9,506	16,949	7,443
iTraxx Europe Crossover Index	06/20/21	5.000%(Q)	EUR	30	2,815	4,334	1,519

					$550,103	$648,521	$98,418

A77

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Credit default swap agreements outstanding at September 30, 2017 (continued):

Reference Entity/Obligation	Termination Date	Fixed Rate		Notional Amount (000)#(3)	Fair Value(4)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC credit default swaps on credit indices – Sell Protection(2):
CMBX.NA.AAA.8	10/17/57	0.500	%(M)	1,200	$4,433	$(63,017)	$67,450	Goldman Sachs & Co.

The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)	The fair value of credit default swap agreements on credit indices and asset-backed securities serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, when compared to the notional amount of the swap, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Currency swap agreements outstanding at September 30, 2017:

	Notional Amount (000)#	Fund Receives	Notional Amount (000)#	Fund Pays	Counterparty	Termination Date	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
OTC currency swap agreements:
AUD	1,600	3 Month BBSW plus 36.20bps(Q)	1,268	3 Month LIBOR(Q)	BNP Paribas	09/26/27	$(448)	$8,238	$(8,686)
AUD	900	3 Month BBSW plus 36.75bps(Q)	709	3 Month LIBOR(Q)	BNP Paribas	10/05/27	(100)	(1,305)	1,205
AUD	301	3 Month BBSW plus 36.75bps(Q)	235	3 Month LIBOR(Q)	Morgan Stanley	10/06/27	(34)	422	(456)
GBP	25,200	3 Month GBP LIBOR minus 15.00 bps.(Q)	32,407	3 Month LIBOR(Q)	Citigroup Global Markets	03/21/20	(26,313)	—	(26,313)

							$(26,895)	$7,355	$(34,250)

A78

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Inflation swap agreements outstanding at September 30, 2017:

	Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at September 30, 2017	Unrealized Appreciation (Depreciation)
Centrally cleared swap agreements:
EUR	170	12/15/21	1.160%(T)	Eurostat Eurozone HICP ex Tobacco(2)(T)	$140	$1,357	$1,217
EUR	1,500	06/15/27	1.438%(T)	France CPI ex Tobacco Household Index(1)(T)	(5,468)	(7,827)	(2,359)
GBP	700	04/15/30	3.190%(T)	U.K. Retail Price Index(1)(T)	(39,728)	(14,929)	24,799
GBP	400	05/15/30	3.350%(T)	U.K. Retail Price Index(1)(T)	(7,435)	6,343	13,778
GBP	900	06/15/30	3.400%(T)	U.K. Retail Price Index(1)(T)	15,089	19,632	4,543
GBP	100	04/15/31	3.140%(T)	U.K. Retail Price Index(1)(T)	(10,597)	(7,732)	2,865
GBP	4,020	06/15/31	3.100%(T)	U.K. Retail Price Index(1)(T)	(488,894)	(402,417)	86,477
GBP	460	10/15/31	3.530%(T)	U.K. Retail Price Index(1)(T)	11,514	7,590	(3,924)
GBP	2,890	09/15/32	3.470%(T)	U.K. Retail Price Index(1)(T)	3,241	(5,044)	(8,285)
GBP	300	04/15/35	3.358%(T)	U.K. Retail Price Index(1)(T)	(9,594)	(2,204)	7,390
GBP	510	10/15/46	3.585%(T)	U.K. Retail Price Index(2)(T)	(42,383)	(36,304)	6,079
	800	10/16/17	1.010%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	8,190	6,063	(2,127)
	2,900	04/27/18	1.710%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	—	(8,208)	(8,208)
	700	04/28/18	1.680%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	—	(1,784)	(1,784)
	100	05/23/18	1.580%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	52	51	(1)
	2,900	04/27/19	1.935%(T)	U.S. CPI Urban Consumers NSA Index(1)(T)	—	15,256	15,256
	800	11/23/20	2.026%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	—	(1,157)	(1,157)
	700	11/25/20	2.021%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	—	(890)	(890)
	600	07/26/21	1.550%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	20,308	13,462	(6,846)
	460	09/12/21	1.602%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	13,855	8,264	(5,591)
	600	07/26/26	1.730%(T)	U.S. CPI Urban Consumers NSA Index(1)(T)	(32,162)	(21,708)	10,454
	1,900	08/30/26	1.760%(T)	U.S. CPI Urban Consumers NSA Index(1)(T)	(93,215)	(58,513)	34,702

A79

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Inflation swap agreements outstanding at September 30, 2017 (continued):

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at September 30, 2017	Unrealized Appreciation (Depreciation)
Centrally cleared swap agreements (cont’d.):
460	09/12/26	1.801%(T)	U.S. CPI Urban Consumers NSA Index(1)(T)	$(21,247)	$(12,735)	$8,512
1,100	07/25/27	2.080%(T)	U.S. CPI Urban Consumers NSA Index(1)(T)	—	(6,457)	(6,457)
570	09/20/27	2.180%(T)	U.S. CPI Urban Consumers NSA Index(1)(T)	—	1,233	1,233
600	09/25/27	2.150%(T)	U.S. CPI Urban Consumers NSA Index(1)(T)	—	(223)	(223)

				$(678,334)	$(508,881)	$169,453

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC swap agreements:
3,000	11/23/20	1.570%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	$41,527	$—	$41,527	Bank of America
800	05/08/23	2.560%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	(79,635)	—	(79,635)	Deutsche Bank AG
200	09/20/26	1.805%(T)	U.S. CPI Urban Consumers NSA Index(1)(T)	5,453	—	5,453	Morgan Stanley

				$(32,655)	$—	$(32,655)

(1)	The Portfolio pays the fixed rate and receives the floating rate.
(2)	The Portfolio pays the floating rate and receives the fixed rate.

Interest rate swap agreements outstanding at September 30, 2017:

	Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at September 30, 2017	Unrealized Appreciation (Depreciation)
Centrally cleared swap agreements:
CAD	34,000	09/13/19	1.400%(S)	3 Month CDOR(2)(S)	$(62,987)	$(258,224)	$(195,237)
CAD	29,800	09/17/19	1.750%(S)	3 Month CDOR(2)(S)	(41,717)	(74,110)	(32,393)
CAD	19,100	12/13/19	1.450%(S)	3 Month CDOR(2)(S)	(58,598)	(156,606)	(98,008)
CAD	2,600	12/13/19	1.450%(S)	3 Month CDOR(2)(S)	(22,560)	(21,318)	1,242
CAD	7,300	09/15/27	1.850%(S)	3 Month CDOR(1)(S)	170,930	286,442	115,512
CZK	78,245	08/07/22	1.115%(A)	6 Month PRIBOR(1)(S)	548	34,076	33,528
CZK	9,083	08/07/22	1.105%(A)	6 Month PRIBOR(1)(S)	—	4,159	4,159
CZK	22,038	08/08/22	1.055%(A)	6 Month PRIBOR(1)(S)	—	12,870	12,870
CZK	22,057	08/14/22	1.068%(A)	6 Month PRIBOR(1)(S)	—	12,562	12,562

A80

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Interest rate swap agreements outstanding at September 30, 2017 (continued):

	Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at September 30, 2017	Unrealized Appreciation (Depreciation)
Centrally cleared swap agreements (cont’d.):
CZK	18,932	08/14/22	1.068%(A)	6 Month	$—	$10,868	$10,868
				PRIBOR(1)(S)
CZK	45,438	08/15/22	1.085%(A)	6 Month	—	24,189	24,189
				PRIBOR(1)(S)
CZK	22,055	08/15/22	1.060%(A)	6 Month	—	12,973	12,973
				PRIBOR(1)(S)
CZK	11,177	08/22/22	1.115%(A)	6 Month	—	5,319	5,319
				PRIBOR(1)(S)
CZK	22,353	08/23/22	1.100%(A)	6 Month	—	11,416	11,416
				PRIBOR(1)(S)
CZK	22,353	08/23/22	1.099%(A)	6 Month	—	12,725	12,725
				PRIBOR(1)(S)
CZK	22,353	08/23/22	1.099%(A)	6 Month	—	12,725	12,725
				PRIBOR(1)(S)
CZK	22,353	08/24/22	1.120%(A)	6 Month	—	11,713	11,713
				PRIBOR(1)(S)
CZK	10,135	08/24/22	1.115%(A)	6 Month	—	5,422	5,422
				PRIBOR(1)(S)
EUR	27,500	03/21/20	0.000%(A)	6 Month	61,412	47,675	(13,737)
				EURIBOR(2)(S)
EUR	8,500	03/21/23	0.500%(A)	6 Month	92,442	66,657	(25,785)
				EURIBOR(2)(S)
EUR	33,200	03/21/28	1.000%(A)	6 Month	(195,736)	57,386	253,122
				EURIBOR(1)(S)
EUR	1,536	08/23/47	1.498%(A)	6 Month	(3,146)	47,351	50,497
				EURIBOR(1)(S)
EUR	9,600	03/21/48	1.500%(A)	6 Month	2,117	(363,493)	(365,610)
				EURIBOR(2)(S)
GBP	14,800	09/19/19	1.000%(A)	3 Month GBP	23,721	16,900	(6,821)
				LIBOR(2)(Q)
GBP	8,800	03/21/20	0.750%(S)	6 Month GBP	16,128	(49,998)	(66,126)
				LIBOR(2)(S)
GBP	14,800	09/18/20	1.000%(A)	3 Month GBP	11,204	16,797	5,593
				LIBOR(1)(Q)
GBP	700	03/21/23	1.000%(S)	6 Month GBP	6,416	(8,896)	(15,312)
				LIBOR(2)(S)
GBP	4,060	09/16/25	2.000%(S)	6 Month GBP	(180,359)	(298,809)	(118,450)
				LIBOR(1)(S)
GBP	6,800	03/21/28	1.500%(S)	6 Month GBP	(224,031)	(17,686)	206,345
				LIBOR(1)(S)
GBP	2,400	03/21/48	1.750%(S)	6 Month GBP	(97,686)	(68,332)	29,354
				LIBOR(1)(S)
GBP	900	03/21/48	1.750%(S)	6 Month GBP	(23,279)	(25,624)	(2,345)
				LIBOR(1)(S)
JPY	710,000	12/20/19	0.250%(S)	6 Month JPY	61,421	33,314	(28,107)
				LIBOR(2)(S)
JPY	3,510,000	09/18/20	0.500%(S)	6 Month JPY	703,771	419,341	(284,430)
				LIBOR(2)(S)
JPY	2,690,000	09/20/22	0.300%(S)	6 Month JPY	(237,317)	(232,289)	5,028
				LIBOR(1)(S)
JPY	839,000	06/20/24	0.127%(S)	6 Month JPY	102	17,163	17,061
				LIBOR(1)(S)
JPY	70,000	03/18/26	0.300%(S)	6 Month JPY	(2,931)	(3,534)	(603)
				LIBOR(1)(S)
JPY	3,900,000	09/20/27	0.300%(S)	6 Month JPY	(112,109)	(55,877)	56,232
				LIBOR(1)(S)
JPY	380,000	09/20/27	0.300%(S)	6 Month JPY	(17,302)	724	18,026
				LIBOR(1)(S)

A81

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Interest rate swap agreements outstanding at September 30, 2017 (continued):

	Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at September 30, 2017	Unrealized Appreciation (Depreciation)
Centrally cleared swap agreements (cont’d.):
JPY	620,000	03/20/29	0.450%(S)	6 Month JPY	$(34,348)	$(30,582)	$3,766
				LIBOR(1)(S)
JPY	4,710,000	06/19/33	1.500%(S)	6 Month JPY	8,759,746	6,207,300	(2,552,446)
				LIBOR(2)(S)
JPY	440,000	06/17/35	1.250%(S)	6 Month JPY	670,659	413,183	(257,476)
				LIBOR(2)(S)
JPY	900	12/21/45	1.500%(S)	6 Month JPY	(2,167)	(1,307)	860
				LIBOR(1)(S)
JPY	229,200	04/19/47	0.785%(S)	6 Month JPY	(1,905)	71,837	73,742
				LIBOR(1)(S)
JPY	100,000	03/21/48	1.000%(S)	6 Month JPY	(17,969)	(11,684)	6,285
				LIBOR(1)(S)
MXN	31,900	04/13/20	7.190%(M)	28 Day Mexican	—	11,934	11,934
				Interbank
				Rate(2)(M)
MXN	144,300	04/14/20	7.108%(M)	28 Day Mexican	—	34,244	34,244
				Interbank
				Rate(2)(M)
MXN	85,500	04/15/20	7.075%(M)	28 Day Mexican	—	17,562	17,562
				Interbank
				Rate(2)(M)
MXN	58,800	04/15/20	7.085%(M)	28 Day Mexican	—	12,855	12,855
				Interbank
				Rate(2)(M)
MXN	113,400	05/28/20	7.440%(M)	28 Day Mexican	—	83,689	83,689
				Interbank
				Rate(2)(M)
MXN	55,100	05/29/20	7.400%(M)	28 Day Mexican	—	37,743	37,743
				Interbank
				Rate(2)(M)
MXN	111,800	06/01/20	7.340%(M)	28 Day Mexican	—	67,638	67,638
				Interbank
				Rate(2)(M)
MXN	14,900	06/05/24	7.200%(M)	28 Day Mexican	158	13,943	13,785
				Interbank
				Rate(2)(M)
MXN	8,000	12/17/26	8.035%(M)	28 Day Mexican	(853)	31,179	32,032
				Interbank
				Rate(2)(M)
MXN	25,900	02/25/27	7.733%(M)	28 Day Mexican	38,073	69,793	31,720
				Interbank
				Rate(2)(M)
MXN	3,600	06/11/27	7.200%(M)	28 Day Mexican	1,883	1,958	75
				Interbank
				Rate(2)(M)
MXN	4,500	11/28/36	8.310%(M)	28 Day Mexican	24,225	26,014	1,789
				Interbank
				Rate(2)(M)
MXN	1,620	06/18/37	7.480%(M)	28 Day Mexican	122	1,042	920
				Interbank
				Rate(2)(M)
NZD	41,600	07/11/19	2.500%(S)	3 Month BBR(2)(Q)	22,381	61,295	38,914
SEK	15,600	08/08/22	0.440%(A)	3 Month	—	(1,196)	(1,196)
				STIBOR(1)(Q)
SEK	23,900	08/10/22	0.413%(A)	3 Month	—	2,379	2,379
				STIBOR(1)(Q)
SEK	20,700	08/11/22	0.398%(A)	3 Month	—	4,021	4,021
				STIBOR(1)(Q)

A82

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Interest rate swap agreements outstanding at September 30, 2017 (continued):

	Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at September 30, 2017	Unrealized Appreciation (Depreciation)
Centrally cleared swap agreements (cont’d.):
SEK	6,500	08/14/22	0.425%(A)	3 Month	$—	$(213)	$(213)
				STIBOR(1)(Q)
SEK	53,800	03/21/23	0.750%(A)	3 Month	(16,156)	(32,107)	(15,951)
				STIBOR(1)(Q)
	1,200	06/15/18	1.250%(S)	3 Month	5,605	1,723	(3,882)
				LIBOR(2)(Q)
	120,000	06/18/18	1.750%(S)	3 Month	166,705	117,948	(48,757)
				LIBOR(2)(Q)
	120,000	06/18/19	2.250%(S)	3 Month	(266,880)	(202,160)	64,720
				LIBOR(1)(Q)
	56,500	06/21/19	1.250%(S)	3 Month	71,206	246,678	175,472
				LIBOR(1)(Q)
	36,100	06/21/19	1.250%(S)	3 Month	221,680	157,612	(64,068)
				LIBOR(1)(Q)
	59,200	12/20/19	2.000%(S)	3 Month	(338,539)	(223,808)	114,731
				LIBOR(1)(Q)
	2,100	12/20/19	2.000%(S)	3 Month	(14,932)	(7,939)	6,993
				LIBOR(1)(Q)
	19,140	06/01/21	1.340%(S)	3 Month	—	(322,891)	(322,891)
				LIBOR(2)(Q)
	2,300	06/13/21	1.185%(S)	3 Month	—	(53,282)	(53,282)
				LIBOR(2)(Q)
	9,950	06/27/21	1.220%(S)	3 Month	—	(220,061)	(220,061)
				LIBOR(2)(Q)
	11,400	06/28/21	1.450%(S)	3 Month	9,209	144,411	135,202
				LIBOR(1)(Q)
	2,180	03/31/22	2.054%(S)	3 Month	—	22,501	22,501
				LIBOR(2)(Q)
	3,400	06/12/22	— (3)(Q)	— (3)(Q)	—	612	612
	2,500	06/12/22	— (4)(Q)	— (4)(Q)	—	2,044	2,044
	60,500	06/17/22	2.500%(S)	3 Month	(3,864,882)	(1,839,954)	2,024,928
				LIBOR(1)(Q)
	13,000	06/19/22	— (5)(Q)	— (5)(Q)	(975)	1,810	2,785
	5,200	08/31/22	1.897%(S)	3 Month	—	24,276	24,276
				LIBOR(1)(Q)
	69,364	11/30/22	1.900%(S)	3 Month	9,227	75,480	66,253
				LIBOR(1)(Q)
	3,700	12/16/22	2.250%(S)	3 Month	(187,491)	(63,196)	124,295
				LIBOR(1)(Q)
	400	12/16/22	2.250%(S)	3 Month	2,777	6,776	3,999
				LIBOR(2)(Q)
	2,200	12/20/22	2.250%(S)	3 Month	(39,270)	(19,526)	19,744
				LIBOR(1)(Q)
	12,800	05/15/23	1.267%(S)	3 Month	(529)	503,495	504,024
				LIBOR(1)(Q)
	1,000	10/25/23	2.678%(S)	3 Month	—	22,053	22,053
				LIBOR(2)(Q)
	1,000	11/19/23	2.670%(S)	3 Month	—	21,215	21,215
				LIBOR(2)(Q)
	1,000	12/12/23	2.681%(S)	3 Month	—	21,284	21,284
				LIBOR(2)(Q)
	700	12/19/23	2.500%(S)	3 Month	(5,628)	8,888	14,516
				LIBOR(2)(Q)
	3,900	02/22/26	2.500%(S)	3 Month	—	(2,652)	(2,652)
				LIBOR(1)(Q)
	7,450	03/16/26	2.400%(S)	3 Month	(45,738)	30,246	75,984
				LIBOR(1)(Q)
	1,800	04/21/26	2.300%(S)	3 Month	—	16,102	16,102
				LIBOR(1)(Q)

A83

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Interest rate swap agreements outstanding at September 30, 2017 (continued):

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at September 30, 2017	Unrealized Appreciation (Depreciation)
Centrally cleared swap agreements (cont’d.):
2,400	04/27/26	2.300%(S)	3 Month	$—	$21,635	$21,635
			LIBOR(1)(Q)
15,120	05/23/26	1.738%(S)	3 Month	—	537,942	537,942
			LIBOR(1)(Q)
9,580	05/27/26	1.735%(S)	3 Month	—	343,526	343,526
			LIBOR(1)(Q)
2,300	06/13/26	1.580%(S)	3 Month	325	113,492	113,167
			LIBOR(1)(Q)
1,700	06/15/26	2.250%(S)	3 Month	(97,491)	(14,035)	83,456
			LIBOR(1)(Q)
9,200	07/27/26	2.000%(S)	3 Month	186,330	214,665	28,335
			LIBOR(1)(Q)
1,050	07/27/26	1.850%(S)	3 Month	—	31,469	31,469
			LIBOR(1)(Q)
13,300	12/07/26	2.400%(S)	3 Month	82,855	94,386	11,531
			LIBOR(1)(Q)
1,860	12/21/26	1.750%(S)	3 Month	(45,591)	69,846	115,437
			LIBOR(1)(Q)
900	12/21/26	1.750%(S)	3 Month	(7,676)	33,796	41,472
			LIBOR(1)(Q)
500	06/21/27	1.500%(S)	3 Month	43,787	32,090	(11,697)
			LIBOR(1)(Q)
3,900	12/20/27	2.500%(S)	3 Month	(107,667)	(66,193)	41,474
			LIBOR(1)(Q)
900	12/20/27	2.500%(S)	3 Month	(21,076)	(12,972)	8,104
			LIBOR(1)(Q)
11,100	07/01/41	2.098%(S)	3 Month	198,174	222,038	23,864
			LIBOR(1)(Q)
8,213	11/15/41	1.737%(S)	3 Month	(3,082)	1,225,110	1,228,192
			LIBOR(1)(Q)
4,256	02/15/42	1.930%(S)	3 Month	(1,358)	502,527	503,885
			LIBOR(1)(Q)
8,208	11/15/43	2.474%(S)	3 Month	106,579	142,345	35,766
			LIBOR(1)(Q)
3,720	11/15/43	2.734%(S)	3 Month	—	(147,049)	(147,049)
			LIBOR(1)(Q)
3,588	11/15/43	2.630%(S)	3 Month	3,899	(78,512)	(82,411)
			LIBOR(1)(Q)
4,840	11/04/45	2.591%(S)	3 Month	—	(66,604)	(66,604)
			LIBOR(1)(Q)
3,470	12/21/46	2.250%(S)	3 Month	295,892	214,331	(81,561)
			LIBOR(1)(Q)
1,190	12/15/47	2.000%(A)	1 Day USOIS(1)(A)	2,210	43,227	41,017
6,600	12/20/47	2.750%(S)	3 Month	(241,555)	(247,380)	(5,825)
			LIBOR(1)(Q)
2,570	12/20/47	2.750%(S)	3 Month	97,798	96,328	(1,470)
			LIBOR(2)(Q)
200	10/25/48	2.969%(S)	3 Month	—	(15,190)	(15,190)
			LIBOR(1)(Q)
100	11/19/48	2.951%(S)	3 Month	—	(7,151)	(7,151)
			LIBOR(1)(Q)
100	12/12/48	2.953%(S)	3 Month	—	(7,137)	(7,137)
			LIBOR(1)(Q)
150	12/19/48	2.750%(S)	3 Month	4,018	(4,154)	(8,172)
			LIBOR(1)(Q)

				$5,532,219	$8,380,552	$2,848,333

A84

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Interest rate swap agreements outstanding at September 30, 2017 (continued):

						Upfront
	Notional					Premiums	Unrealized
	Amount	Termination	Fixed	Floating	Fair	Paid	Appreciation
	(000)#	Date	Rate	Rate	Value	(Received)	(Depreciation)	Counterparty
OTC swap agreements:
BRL	43,000	01/02/19	9.925%(T)	1 Day BROIS(2)(T)	$ 393,085	$ —	$ 393,085	Goldman Sachs & Co.
BRL	32,940	01/04/21	12.487%(T)	1 Day BROIS(2)(T)	801,482	—	801,482	Bank of America
KRW	4,763,700	07/10/27	2.005%(Q)	3 Month KWCDC(1)(Q)	9,078	—	9,078	JPMorgan Chase
KRW	4,520,300	07/10/27	2.020%(Q)	3 Month KWCDC(1)(Q)	3,218	—	3,218	BNP Paribas

					$1,206,863	$ —	$1,206,863

Cash and foreign currency of $1,451,785, $4,800,863 and $2,306,252 have been segregated with Citigroup Global Markets, Goldman Sachs & Co. and Morgan Stanley, respectively, and securities with a combined market value of $4,140,608 have been segregated with Citigroup Global Markets to cover requirement for open centrally cleared swap contracts at September 30, 2017.

(1) The Portfolio pays the fixed rate and receives the floating rate.

(2) The Portfolio pays the floating rate and receives the fixed rate.

(3) Portfolio pays the floating rate of 1 Month LIBOR plus 8.38 bps and receives the floating rate of 3 Month LIBOR.

(4) Portfolio pays the floating rate of 1 Month LIBOR plus 7.00 bps and receives the floating rate of 3 Month LIBOR.

(5) Portfolio pays the floating rate of 1 Month LIBOR plus 8.50 bps and receives the floating rate of 3 Month LIBOR.

Total return swap agreements outstanding at September 30, 2017:

		Long (Short)			Upfront
		Notional			Premiums	Unrealized
		Amount		Fair	Paid	Appreciation
Counterparty(1)(2)(3)(4)		(000)#	Description	Value	(Received)	(Depreciation)(5)
OTC swap agreements:
Bank of America		(26,445)	Pay fixed payment on the Bloomberg Commodity Total Return Index upon termination and receive monthly variable payments based on the 3 Month U.S. Treasury Bill Rate +11bps	$(67,532)	$1,668	$(69,200)
Bank of America		3,671	Pay or receive amounts based on market value fluctuation of 10 Year U.S. Treasury Note Futures upon termination	(37,089)	—	(37,089)
Bank of America	CAD	(34,116)	Pay or receive amounts based on market value fluctuation of Canadian 10 Year Bond Futures upon termination	341,283	2,331	338,952
Bank of America	HKD	19,354	Pay or receive amounts based on market value fluctuation of Hang Seng Index Future Contract upon termination	(12,032)	—	(12,032)
Bank of America	CHF	(360)	Pay or receive amounts based on market value fluctuation of Swiss Market Index Futures upon termination	(5,165)	—	(5,165)
BNP Paribas		(1,430)	Pay quarterly fixed payments on the BNOBEUCS Index and receive quarterly variable payments based on 3 Month LIBOR +15bps	(21,324)	—	(21,324)
BNP Paribas		(1,439)	Pay quarterly fixed payments on the GDWUENR Index and receive quarterly variable payments based on 3 Month LIBOR -3bps	(135,737)	—	(135,737)

A85

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Total return swap agreements outstanding at September 30, 2017 (continued):

Counterparty(1)(2)(3)(4)		Long (Short) Notional Amount (000)#	Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(5)
OTC swap agreements (cont’d.):
BNP Paribas		(1,620)	Pay quarterly fixed payments on the MXWO0EE Index and receive quarterly variable payments based on 3 Month LIBOR -10bps	$(11,520)	$—	$(11,520)
Goldman Sachs & Co.	CAD	8,485	Pay or receive amounts based on market value fluctuation of MSCI Canada Net Return CAD Index upon termination	239,630	—	239,630
Goldman Sachs & Co.	HKD	126,562	Pay or receive amounts based on market value fluctuation of MSCI Hong Kong Net Return HKD Index upon termination	(151,667)	—	(151,667)
Goldman Sachs & Co.	EUR	(2,487)	Pay or receive amounts based on market value fluctuation of MSCI Italy Net Return EUR Index upon termination	(89,365)	—	(89,365)
Goldman Sachs & Co.	EUR	(620)	Pay or receive amounts based on market value fluctuation of MSCI Spain Net Return EUR Index upon termination	7,566	—	7,566
Goldman Sachs & Co.	SEK	(73,977)	Pay or receive amounts based on market value fluctuation of MSCI Sweden Net Return SEK Index upon termination	(496,830)	—	(496,830)
Goldman Sachs & Co.	CHF	(7,783)	Pay or receive amounts based on market value fluctuation of MSCI Switzerland Net Return CHF Index upon termination	(126,219)	—	(126,219)
Goldman Sachs & Co.		(18)	Pay or receive monthly amounts based on market value fluctuation of 3D Systems Corp.	(1,099)	—	(1,099)
Goldman Sachs & Co.		(1)	Pay or receive monthly amounts based on market value fluctuation of A.O. Smith Corp.	(1,685)	—	(1,685)
Goldman Sachs & Co.	GBP	(22)	Pay or receive monthly amounts based on market value fluctuation of AA PLC	174	—	174
Goldman Sachs & Co.		6	Pay or receive monthly amounts based on market value fluctuation of Aaron’s, Inc.	32,698	—	32,698
Goldman Sachs & Co.		15	Pay or receive monthly amounts based on market value fluctuation of AbbVie, Inc.	53,383	—	53,383
Goldman Sachs & Co.		(1)	Pay or receive monthly amounts based on market value fluctuation of ABIOMED, Inc.	(5,371)	—	(5,371)
Goldman Sachs & Co.		(14)	Pay or receive monthly amounts based on market value fluctuation of Acadia Healthcare Co., Inc.	(29,082)	—	(29,082)
Goldman Sachs & Co.	EUR	(19)	Pay or receive monthly amounts based on market value fluctuation of Accor SA	(32,338)	—	(32,338)
Goldman Sachs & Co.	EUR	(2)	Pay or receive monthly amounts based on market value fluctuation of Acerinox SA	(626)	—	(626)
Goldman Sachs & Co.		(2)	Pay or receive monthly amounts based on market value fluctuation of ACI Worldwide, Inc.	297	—	297

A86

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Total return swap agreements outstanding at September 30, 2017 (continued):

		Long (Short)			Upfront
		Notional			Premiums	Unrealized
		Amount		Fair	Paid	Appreciation
Counterparty(1)(2)(3)(4)		(000)#	Description	Value	(Received)	(Depreciation)(5)
OTC swap agreements (cont’d.):
Goldman Sachs & Co.		(2)	Pay or receive monthly amounts based on market value fluctuation of Acuity Brands, Inc.	$(6,704)	$—	$(6,704)
Goldman Sachs & Co.		(1)	Pay or receive monthly amounts based on market value fluctuation of Acxiom Corp	(455)	—	(455)
Goldman Sachs & Co.		(1)	Pay or receive monthly amounts based on market value fluctuation of Adient PLC	(5,442)	—	(5,442)
Goldman Sachs & Co.		(2)	Pay or receive monthly amounts based on market value fluctuation of Advance Auto Parts, Inc.	(1,190)	—	(1,190)
Goldman Sachs & Co.		(88)	Pay or receive monthly amounts based on market value fluctuation of Advanced Micro Devices, Inc.	28,483	—	28,483
Goldman Sachs & Co.		1	Pay or receive monthly amounts based on market value fluctuation of AdvanSix, Inc.	3,343	—	3,343
Goldman Sachs & Co.	EUR	(1)	Pay or receive monthly amounts based on market value fluctuation of Aeroports de Paris	5,106	—	5,106
Goldman Sachs & Co.		(17)	Pay or receive monthly amounts based on market value fluctuation of AES Corp.	3,344	—	3,344
Goldman Sachs & Co.		18	Pay or receive monthly amounts based on market value fluctuation of Aflac, Inc.	(31,570)	—	(31,570)
Goldman Sachs & Co.	GBP	(1)	Pay or receive monthly amounts based on market value fluctuation of Aggreko PLC	(1,154)	—	(1,154)
Goldman Sachs & Co.		(9)	Pay or receive monthly amounts based on market value fluctuation of Agios Pharmaceuticals, Inc.	1,024	—	1,024
Goldman Sachs & Co.	EUR	12	Pay or receive monthly amounts based on market value fluctuation of Air France-KLM	(2,214)	—	(2,214)
Goldman Sachs & Co.		6	Pay or receive monthly amounts based on market value fluctuation of Air Lease Corp.	16,799	—	16,799
Goldman Sachs & Co.	EUR	(7)	Pay or receive monthly amounts based on market value fluctuation of Airbus SE	(47,036)	—	(47,036)
Goldman Sachs & Co.		8	Pay or receive monthly amounts based on market value fluctuation of Akamai Technologies, Inc.	8,783	—	8,783
Goldman Sachs & Co.		(3)	Pay or receive monthly amounts based on market value fluctuation of Albemarle Corp.	(15,489)	—	(15,489)
Goldman Sachs & Co.		4	Pay or receive monthly amounts based on market value fluctuation of Alcatel-Lucent	(13,658)	—	(13,658)
Goldman Sachs & Co.		(2)	Pay or receive monthly amounts based on market value fluctuation of Align Technology, Inc.	3,805	—	3,805
Goldman Sachs & Co.		(13)	Pay or receive monthly amounts based on market value fluctuation of Alkermes PLC	14,064	—	14,064

A87

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Total return swap agreements outstanding at September 30, 2017 (continued):

		Long (Short)			Upfront
		Notional			Premiums	Unrealized
		Amount		Fair	Paid	Appreciation
Counterparty(1)(2)(3)(4)		(000)#	Description	Value	(Received)	(Depreciation)(5)
OTC swap agreements (cont’d.):
Goldman Sachs & Co.		— (r)	Pay or receive monthly amounts based on market value fluctuation of Alleghany Corp.	$(2,662)	$—	$(2,662)
Goldman Sachs & Co.		(27)	Pay or receive monthly amounts based on market value fluctuation of Allegheny Technologies, Inc.	(29,836)	—	(29,836)
Goldman Sachs & Co.		(3)	Pay or receive monthly amounts based on market value fluctuation of Allegion PLC	(11,010)	—	(11,010)
Goldman Sachs & Co.		(2)	Pay or receive monthly amounts based on market value fluctuation of Allergan PLC	38,306	—	38,306
Goldman Sachs & Co.		(1)	Pay or receive monthly amounts based on market value fluctuation of Alliance Data Systems Corp.	(5,102)	—	(5,102)
Goldman Sachs & Co.		(5)	Pay or receive monthly amounts based on market value fluctuation of Alliant Energy Corp.	4,872	—	4,872
Goldman Sachs & Co.		(4)	Pay or receive monthly amounts based on market value fluctuation of Allison Transmission Holdings, Inc.	(9,254)	—	(9,254)
Goldman Sachs & Co.		(29)	Pay or receive monthly amounts based on market value fluctuation of Allscripts Healthcare Solutions, Inc.	(14,600)	—	(14,600)
Goldman Sachs & Co.		11	Pay or receive monthly amounts based on market value fluctuation of Allstate Corp. (The)	16,359	—	16,359
Goldman Sachs & Co.		4	Pay or receive monthly amounts based on market value fluctuation of Ally Financial, Inc.	4,990	—	4,990
Goldman Sachs & Co.		(10)	Pay or receive monthly amounts based on market value fluctuation of Alnylam Pharmaceuticals, Inc.	(394,777)	—	(394,777)
Goldman Sachs & Co.		— (r)	Pay or receive monthly amounts based on market value fluctuation of Alphabet, Inc.	8,003	—	8,003
Goldman Sachs & Co.	EUR	(1)	Pay or receive monthly amounts based on market value fluctuation of Alstom SA	(8,144)	—	(8,144)
Goldman Sachs & Co.	EUR	7	Pay or receive monthly amounts based on market value fluctuation of Amadeus IT Group SA	5,125	—	5,125
Goldman Sachs & Co.		— (r)	Pay or receive monthly amounts based on market value fluctuation of AMC Networks, Inc.	(65)	—	(65)
Goldman Sachs & Co.		8	Pay or receive monthly amounts based on market value fluctuation of Amdocs Ltd.	1,553	—	1,553
Goldman Sachs & Co.	GBP	(16)	Pay or receive monthly amounts based on market value fluctuation of Amec Foster Wheeler PLC	(8,453)	—	(8,453)
Goldman Sachs & Co.		1	Pay or receive monthly amounts based on market value fluctuation of AMERCO	(6,647)	—	(6,647)

A88

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Total return swap agreements outstanding at September 30, 2017 (continued):

		Long (Short)			Upfront
		Notional			Premiums	Unrealized
		Amount		Fair	Paid	Appreciation
Counterparty(1)(2)(3)(4)		(000)#	Description	Value	(Received)	(Depreciation)(5)
OTC swap agreements (cont’d.):
Goldman Sachs & Co.		8	Pay or receive monthly amounts based on market value fluctuation of Ameren Corp.	$(11,150)	$—	$(11,150)
Goldman Sachs & Co.		(21)	Pay or receive monthly amounts based on market value fluctuation of American Airlines Group, Inc.	(16,411)	—	(16,411)
Goldman Sachs & Co.		(5)	Pay or receive monthly amounts based on market value fluctuation of American Eagle Outfitters, Inc.	(4,062)	—	(4,062)
Goldman Sachs & Co.		3	Pay or receive monthly amounts based on market value fluctuation of American Financial Group, Inc.	5,089	—	5,089
Goldman Sachs & Co.		3	Pay or receive monthly amounts based on market value fluctuation of Ameriprise Financial, Inc.	20,576	—	20,576
Goldman Sachs & Co.		(1)	Pay or receive monthly amounts based on market value fluctuation of AmerisourceBergen Corp.	(1,327)	—	(1,327)
Goldman Sachs & Co.		10	Pay or receive monthly amounts based on market value fluctuation of Amgen, Inc.	(202)	—	(202)
Goldman Sachs & Co.		(6)	Pay or receive monthly amounts based on market value fluctuation of Anadarko Petroleum Corp.	(28,147)	—	(28,147)
Goldman Sachs & Co.	GBP	34	Pay or receive monthly amounts based on market value fluctuation of Anglo American PLC	19,878	—	19,878
Goldman Sachs & Co.		(12)	Pay or receive monthly amounts based on market value fluctuation of Antero Resources Corp.	7,217	—	7,217
Goldman Sachs & Co.		9	Pay or receive monthly amounts based on market value fluctuation of Anthem, Inc.	46,134	—	46,134
Goldman Sachs & Co.	GBP	(20)	Pay or receive monthly amounts based on market value fluctuation of Antofagasta PLC	1,222	—	1,222
Goldman Sachs & Co.		(2)	Pay or receive monthly amounts based on market value fluctuation of Apache Corp.	(6,377)	—	(6,377)
Goldman Sachs & Co.		3	Pay or receive monthly amounts based on market value fluctuation of Applied Materials, Inc.	10,218	—	10,218
Goldman Sachs & Co.		— (r)	Pay or receive monthly amounts based on market value fluctuation of AptarGroup, Inc.	(281)	—	(281)
Goldman Sachs & Co.		1	Pay or receive monthly amounts based on market value fluctuation of Arch Capital Group Ltd.	886	—	886
Goldman Sachs & Co.		11	Pay or receive monthly amounts based on market value fluctuation of Archer-Daniels-Midland Co.	(17,421)	—	(17,421)
Goldman Sachs & Co.		(21)	Pay or receive monthly amounts based on market value fluctuation of Arconic Inc	10,946	—	10,946
Goldman Sachs & Co.		(3)	Pay or receive monthly amounts based on market value fluctuation of Arista Networks, Inc.	(24,144)	—	(24,144)

A89

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Total return swap agreements outstanding at September 30, 2017 (continued):

		Long (Short)			Upfront
		Notional			Premiums	Unrealized
		Amount		Fair	Paid	Appreciation
Counterparty(1)(2)(3)(4)		(000)#	Description	Value	(Received)	(Depreciation)(5)
OTC swap agreements (cont’d.):
Goldman Sachs & Co.	EUR	2	Pay or receive monthly amounts based on market value fluctuation of Arkema SA	$9,948	$—	$9,948
Goldman Sachs & Co.		(4)	Pay or receive monthly amounts based on market value fluctuation of Armstrong World Industries, Inc.	(10,667)	—	(10,667)
Goldman Sachs & Co.		11	Pay or receive monthly amounts based on market value fluctuation of Arrow Electronics, Inc.	6,448	—	6,448
Goldman Sachs & Co.		(5)	Pay or receive monthly amounts based on market value fluctuation of Artisan Partners Asset Management, Inc.	(8,162)	—	(8,162)
Goldman Sachs & Co.		(8)	Pay or receive monthly amounts based on market value fluctuation of Ascena Retail Group Inc	(1,900)	—	(1,900)
Goldman Sachs & Co.	GBP	4	Pay or receive monthly amounts based on market value fluctuation of Ashmore Group PLC	(423)	—	(423)
Goldman Sachs & Co.	GBP	18	Pay or receive monthly amounts based on market value fluctuation of Ashtead Group PLC	6,910	—	6,910
Goldman Sachs & Co.		3	Pay or receive monthly amounts based on market value fluctuation of Aspen Insurance Holdings Ltd.	156	—	156
Goldman Sachs & Co.	GBP	(3)	Pay or receive monthly amounts based on market value fluctuation of Associated British Foods PLC	(104)	—	(104)
Goldman Sachs & Co.		23	Pay or receive monthly amounts based on market value fluctuation of Assured Guaranty Ltd.	(84,116)	—	(84,116)
Goldman Sachs & Co.	GBP	(10)	Pay or receive monthly amounts based on market value fluctuation of AstraZeneca PLC	(27,625)	—	(27,625)
Goldman Sachs & Co.		(2)	Pay or receive monthly amounts based on market value fluctuation of athenahealth, Inc.	6,320	—	6,320
Goldman Sachs & Co.		(6)	Pay or receive monthly amounts based on market value fluctuation of Atlassian Corp. PLC	4,283	—	4,283
Goldman Sachs & Co.	EUR	5	Pay or receive monthly amounts based on market value fluctuation of Atos SE	8,072	—	8,072
Goldman Sachs & Co.	EUR	(1)	Pay or receive monthly amounts based on market value fluctuation of Atresmedia Corp. de Medios de Comunicacion SA	(597)	—	(597)
Goldman Sachs & Co.		(7)	Pay or receive monthly amounts based on market value fluctuation of Autodesk, Inc.	10,362	—	10,362
Goldman Sachs & Co.		— (r)	Pay or receive monthly amounts based on market value fluctuation of AutoNation, Inc.	423	—	423
Goldman Sachs & Co.		(1)	Pay or receive monthly amounts based on market value fluctuation of Avangrid, Inc.	(569)	—	(569)

A90

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Total return swap agreements outstanding at September 30, 2017 (continued):

		Long (Short)			Upfront
		Notional			Premiums	Unrealized
		Amount		Fair	Paid	Appreciation
Counterparty(1)(2)(3)(4)		(000)#	Description	Value	(Received)	(Depreciation)(5)
OTC swap agreements (cont’d.):
Goldman Sachs & Co.		(5)	Pay or receive monthly amounts based on market value fluctuation of Avis Budget Group, Inc.	$(10,133)	$—	$(10,133)
Goldman Sachs & Co.	GBP	(41)	Pay or receive monthly amounts based on market value fluctuation of Aviva PLC	(4,889)	—	(4,889)
Goldman Sachs & Co.		10	Pay or receive monthly amounts based on market value fluctuation of Avnet, Inc.	4,276	—	4,276
Goldman Sachs & Co.		(69)	Pay or receive monthly amounts based on market value fluctuation of Avon Products, Inc.	9,217	—	9,217
Goldman Sachs & Co.		(22)	Pay or receive monthly amounts based on market value fluctuation of Axalta Coating Systems Ltd.	6,191	—	6,191
Goldman Sachs & Co.		5	Pay or receive monthly amounts based on market value fluctuation of Axis Capital Holdings Ltd.	(1,697)	—	(1,697)
Goldman Sachs & Co.	GBP	3	Pay or receive monthly amounts based on market value fluctuation of B&M European Value Retail SA	295	—	295
Goldman Sachs & Co.	GBP	11	Pay or receive monthly amounts based on market value fluctuation of Babcock International Group PLC	3,221	—	3,221
Goldman Sachs & Co.		(27)	Pay or receive monthly amounts based on market value fluctuation of Ball Corp.	(13,887)	—	(13,887)
Goldman Sachs & Co.		1	Pay or receive monthly amounts based on market value fluctuation of Bank of Hawaii Corp.	3,888	—	3,888
Goldman Sachs & Co.		9	Pay or receive monthly amounts based on market value fluctuation of Bank of New York Mellon Corp. (The)	12,110	—	12,110
Goldman Sachs & Co.	EUR	(85)	Pay or receive monthly amounts based on market value fluctuation of Bankia SA	(10,515)	—	(10,515)
Goldman Sachs & Co.	EUR	17	Pay or receive monthly amounts based on market value fluctuation of Bankinter SA	3,525	—	3,525
Goldman Sachs & Co.	GBP	143	Pay or receive monthly amounts based on market value fluctuation of Barclays PLC	11,319	—	11,319
Goldman Sachs & Co.	GBP	97	Pay or receive monthly amounts based on market value fluctuation of Barratt Developments PLC	43,607	—	43,607
Goldman Sachs & Co.		9	Pay or receive monthly amounts based on market value fluctuation of Baxter International, Inc.	(13,571)	—	(13,571)
Goldman Sachs & Co.		11	Pay or receive monthly amounts based on market value fluctuation of BB&T Corp.	28,879	—	28,879
Goldman Sachs & Co.	GBP	27	Pay or receive monthly amounts based on market value fluctuation of BBA Aviation PLC	(225)	—	(225)

A91

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Total return swap agreements outstanding at September 30, 2017 (continued):

		Long (Short)			Upfront
		Notional			Premiums	Unrealized
		Amount		Fair	Paid	Appreciation
Counterparty(1)(2)(3)(4)		(000)#	Description	Value	(Received)	(Depreciation)(5)
OTC swap agreements (cont’d.):
Goldman Sachs & Co.		15	Pay or receive monthly amounts based on market value fluctuation of Bed Bath & Beyond, Inc.	$(29,315)	$—	$(29,315)
Goldman Sachs & Co.		(1)	Pay or receive monthly amounts based on market value fluctuation of Belden, Inc.	(628)	—	(628)
Goldman Sachs & Co.	GBP	12	Pay or receive monthly amounts based on market value fluctuation of Bellway PLC	42,581	—	42,581
Goldman Sachs & Co.	GBP	15	Pay or receive monthly amounts based on market value fluctuation of Berkeley Group Holdings PLC	42,805	—	42,805
Goldman Sachs & Co.		(5)	Pay or receive monthly amounts based on market value fluctuation of Berry Plastics Group, Inc.	(3,409)	—	(3,409)
Goldman Sachs & Co.		26	Pay or receive monthly amounts based on market value fluctuation of Best Buy Co., Inc.	18,090	—	18,090
Goldman Sachs & Co.	GBP	17	Pay or receive monthly amounts based on market value fluctuation of BHP Billiton PLC	(3,640)	—	(3,640)
Goldman Sachs & Co.		6	Pay or receive monthly amounts based on market value fluctuation of Big Lots, Inc.	22,725	—	22,725
Goldman Sachs & Co.		6	Pay or receive monthly amounts based on market value fluctuation of Biogen, Inc.	(30,186)	—	(30,186)
Goldman Sachs & Co.		(12)	Pay or receive monthly amounts based on market value fluctuation of BioMarin Pharmaceutical, Inc.	(9,755)	—	(9,755)
Goldman Sachs & Co.	EUR	1	Pay or receive monthly amounts based on market value fluctuation of BioMerieux	(20)	—	(20)
Goldman Sachs & Co.		(1)	Pay or receive monthly amounts based on market value fluctuation of Bio-Techne Corp.	597	—	597
Goldman Sachs & Co.		9	Pay or receive monthly amounts based on market value fluctuation of Bioverativ, Inc.	7,548	—	7,548
Goldman Sachs & Co.		(4)	Pay or receive monthly amounts based on market value fluctuation of Black Hills Corp.	341	—	341
Goldman Sachs & Co.		— (r)	Pay or receive monthly amounts based on market value fluctuation of BlackRock, Inc.	6,037	—	6,037
Goldman Sachs & Co.		(29)	Pay or receive monthly amounts based on market value fluctuation of Blue Buffalo Pet Products, Inc.	(65,399)	—	(65,399)
Goldman Sachs & Co.	EUR	— (r)	Pay or receive monthly amounts based on market value fluctuation of BNP Paribas SA	607	—	607
Goldman Sachs & Co.		3	Pay or receive monthly amounts based on market value fluctuation of Boeing Co. (The)	3,023	—	3,023
Goldman Sachs & Co.		1	Pay or receive monthly amounts based on market value fluctuation of BOK Financial Corp.	4,798	—	4,798

A92

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Total return swap agreements outstanding at September 30, 2017 (continued):

		Long (Short)			Upfront
		Notional			Premiums	Unrealized
		Amount		Fair	Paid	Appreciation
Counterparty(1)(2)(3)(4)		(000)#	Description	Value	(Received)	(Depreciation)(5)
OTC swap agreements (cont’d.):
Goldman Sachs & Co.	EUR	(32)	Pay or receive monthly amounts based on market value fluctuation of Bollore SA	$752	$—	$752
Goldman Sachs & Co.		— (r)	Pay or receive monthly amounts based on market value fluctuation of Booz Allen Hamilton Holding Corp.	587	—	587
Goldman Sachs & Co.		— (r)	Pay or receive monthly amounts based on market value fluctuation of Boston Beer Co., Inc. (The)	1,080	—	1,080
Goldman Sachs & Co.	EUR	1	Pay or receive monthly amounts based on market value fluctuation of Bouygues SA	1,251	—	1,251
Goldman Sachs & Co.	GBP	(184)	Pay or receive monthly amounts based on market value fluctuation of BP PLC	(63,572)	—	(63,572)
Goldman Sachs & Co.		5	Pay or receive monthly amounts based on market value fluctuation of Brinker International, Inc.	(2,139)	—	(2,139)
Goldman Sachs & Co.		(1)	Pay or receive monthly amounts based on market value fluctuation of Bristol-Myers Squibb Co.	(1,514)	—	(1,514)
Goldman Sachs & Co.	GBP	(17)	Pay or receive monthly amounts based on market value fluctuation of British American Tobacco PLC	(5,454)	—	(5,454)
Goldman Sachs & Co.		(34)	Pay or receive monthly amounts based on market value fluctuation of Brookdale Senior Living, Inc.	25,787	—	25,787
Goldman Sachs & Co.		— (r)	Pay or receive monthly amounts based on market value fluctuation of Brown-Forman Corp.	(32)	—	(32)
Goldman Sachs & Co.		(1)	Pay or receive monthly amounts based on market value fluctuation of Bruker Corp.	189	—	189
Goldman Sachs & Co.	GBP	92	Pay or receive monthly amounts based on market value fluctuation of BT Group PLC	(4,193)	—	(4,193)
Goldman Sachs & Co.	GBP	7	Pay or receive monthly amounts based on market value fluctuation of BTG PLC	912	—	912
Goldman Sachs & Co.	EUR	(4)	Pay or receive monthly amounts based on market value fluctuation of Bureau Veritas SA	(3,457)	—	(3,457)
Goldman Sachs & Co.		— (r)	Pay or receive monthly amounts based on market value fluctuation of Burlington Stores, Inc.	(2,351)	—	(2,351)
Goldman Sachs & Co.		— (r)	Pay or receive monthly amounts based on market value fluctuation of BWX Technologies, Inc.	(879)	—	(879)
Goldman Sachs & Co.		16	Pay or receive monthly amounts based on market value fluctuation of CA, Inc.	6,088	—	6,088
Goldman Sachs & Co.		2	Pay or receive monthly amounts based on market value fluctuation of Cabot Corp.	4,884	—	4,884
Goldman Sachs & Co.		(34)	Pay or receive monthly amounts based on market value fluctuation of Cabot Oil & Gas Corp.	(6,684)	—	(6,684)

A93

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Total return swap agreements outstanding at September 30, 2017 (continued):

		Long (Short)			Upfront
		Notional			Premiums	Unrealized
		Amount		Fair	Paid	Appreciation
Counterparty(1)(2)(3)(4)		(000)#	Description	Value	(Received)	(Depreciation)(5)
OTC swap agreements (cont’d.):
Goldman Sachs & Co.		8	Pay or receive monthly amounts based on market value fluctuation of Cadence Design Systems, Inc.	$5,530	$—	$5,530
Goldman Sachs & Co.		6	Pay or receive monthly amounts based on market value fluctuation of CalAtlantic Group, Inc.	10,523	—	10,523
Goldman Sachs & Co.	EUR	2	Pay or receive monthly amounts based on market value fluctuation of Capgemini SA	(3,049)	—	(3,049)
Goldman Sachs & Co.	GBP	(63)	Pay or receive monthly amounts based on market value fluctuation of Capita PLC	61,436	—	61,436
Goldman Sachs & Co.		2	Pay or receive monthly amounts based on market value fluctuation of Capital One Financial Corp.	11,020	—	11,020
Goldman Sachs & Co.		3	Pay or receive monthly amounts based on market value fluctuation of Cardinal Health, Inc.	(508)	—	(508)
Goldman Sachs & Co.		(3)	Pay or receive monthly amounts based on market value fluctuation of CarMax, Inc.	(19,444)	—	(19,444)
Goldman Sachs & Co.		(3)	Pay or receive monthly amounts based on market value fluctuation of Carpenter Technology Corp.	(16,843)	—	(16,843)
Goldman Sachs & Co.	EUR	(12)	Pay or receive monthly amounts based on market value fluctuation of Carrefour SA	(2,176)	—	(2,176)
Goldman Sachs & Co.		(3)	Pay or receive monthly amounts based on market value fluctuation of Carters, Inc.	(17,776)	—	(17,776)
Goldman Sachs & Co.		32	Pay or receive monthly amounts based on market value fluctuation of Casa Ley	258	—	258
Goldman Sachs & Co.	EUR	(2)	Pay or receive monthly amounts based on market value fluctuation of Casino Guichard Perrachon SA	(1,055)	—	(1,055)
Goldman Sachs & Co.		(5)	Pay or receive monthly amounts based on market value fluctuation of Catalent, Inc.	(94)	—	(94)
Goldman Sachs & Co.		(7)	Pay or receive monthly amounts based on market value fluctuation of Cavium, Inc.	7,799	—	7,799
Goldman Sachs & Co.		4	Pay or receive monthly amounts based on market value fluctuation of CDK Global, Inc.	3,807	—	3,807
Goldman Sachs & Co.		2	Pay or receive monthly amounts based on market value fluctuation of CDW Corp.	5,898	—	5,898
Goldman Sachs & Co.		3	Pay or receive monthly amounts based on market value fluctuation of Celanese Corp.	8,567	—	8,567
Goldman Sachs & Co.		8	Pay or receive monthly amounts based on market value fluctuation of Celgene Corp.	24,803	—	24,803
Goldman Sachs & Co.	EUR	(28)	Pay or receive monthly amounts based on market value fluctuation of Cellnex Telecom SA	(11,756)	—	(11,756)

A94

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Total return swap agreements outstanding at September 30, 2017 (continued):

		Long (Short)			Upfront
		Notional			Premiums	Unrealized
		Amount		Fair	Paid	Appreciation
Counterparty(1)(2)(3)(4)		(000)#	Description	Value	(Received)	(Depreciation)(5)
OTC swap agreements (cont’d.):
Goldman Sachs & Co.		1	Pay or receive monthly amounts based on market value fluctuation of Centene Corp.	$2,148	$—	$2,148
Goldman Sachs & Co.		(16)	Pay or receive monthly amounts based on market value fluctuation of CF Industries Holdings, Inc.	(961)	—	(961)
Goldman Sachs & Co.		5	Pay or receive monthly amounts based on market value fluctuation of Charles River Laboratories International, Inc.	5,633	—	5,633
Goldman Sachs & Co.		(30)	Pay or receive monthly amounts based on market value fluctuation of Charles Schwab Corp. (The)	(64,804)	—	(64,804)
Goldman Sachs & Co.		(3)	Pay or receive monthly amounts based on market value fluctuation of Charter Communications, Inc.	12,987	—	12,987
Goldman Sachs & Co.		9	Pay or receive monthly amounts based on market value fluctuation of Cheesecake Factory, Inc. (The)	13,979	—	13,979
Goldman Sachs & Co.		4	Pay or receive monthly amounts based on market value fluctuation of Chemours Co. (The)	(2,711)	—	(2,711)
Goldman Sachs & Co.		(24)	Pay or receive monthly amounts based on market value fluctuation of Cheniere Energy, Inc.	(26,832)	—	(26,832)
Goldman Sachs & Co.		(6)	Pay or receive monthly amounts based on market value fluctuation of Chevron Corp.	(13,347)	—	(13,347)
Goldman Sachs & Co.		(1)	Pay or receive monthly amounts based on market value fluctuation of Choice Hotels International, Inc.	(1,431)	—	(1,431)
Goldman Sachs & Co.		2	Pay or receive monthly amounts based on market value fluctuation of Chubb Ltd.	(2,367)	—	(2,367)
Goldman Sachs & Co.	EUR	6	Pay or receive monthly amounts based on market value fluctuation of Cie Generale des Etablissements Michelin	31,625	—	31,625
Goldman Sachs & Co.		2	Pay or receive monthly amounts based on market value fluctuation of Cigna Corp.	2,678	—	2,678
Goldman Sachs & Co.		5	Pay or receive monthly amounts based on market value fluctuation of Cinemark Holdings, Inc.	(1,036)	—	(1,036)
Goldman Sachs & Co.		— (r)	Pay or receive monthly amounts based on market value fluctuation of Cintas Corp.	4,920	—	4,920
Goldman Sachs & Co.		15	Pay or receive monthly amounts based on market value fluctuation of Cirrus Logic, Inc.	(35,884)	—	(35,884)
Goldman Sachs & Co.		16	Pay or receive monthly amounts based on market value fluctuation of Cisco Systems, Inc.	17,850	—	17,850
Goldman Sachs & Co.		1	Pay or receive monthly amounts based on market value fluctuation of Citrix Systems, Inc.	474	—	474

A95

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Total return swap agreements outstanding at September 30, 2017 (continued):

		Long (Short)			Upfront
		Notional			Premiums	Unrealized
		Amount		Fair	Paid	Appreciation
Counterparty(1)(2)(3)(4)		(000)#	Description	Value	(Received)	(Depreciation)(5)
OTC swap agreements (cont’d.):
Goldman Sachs & Co.		(3)	Pay or receive monthly amounts based on market value fluctuation of Clean Harbors, Inc.	$(6,628)	$—	$(6,628)
Goldman Sachs & Co.	GBP	5	Pay or receive monthly amounts based on market value fluctuation of Close Brothers Group PLC	(3,464)	—	(3,464)
Goldman Sachs & Co.		3	Pay or receive monthly amounts based on market value fluctuation of CNO Financial Group, Inc.	1,731	—	1,731
Goldman Sachs & Co.	EUR	7	Pay or receive monthly amounts based on market value fluctuation of CNP Assurances	2,458	—	2,458
Goldman Sachs & Co.		(3)	Pay or receive monthly amounts based on market value fluctuation of Coach, Inc.	553	—	553
Goldman Sachs & Co.	GBP	(141)	Pay or receive monthly amounts based on market value fluctuation of Cobham PLC	(15,527)	—	(15,527)
Goldman Sachs & Co.		(1)	Pay or receive monthly amounts based on market value fluctuation of Cognex Corp.	2,387	—	2,387
Goldman Sachs & Co.		(2)	Pay or receive monthly amounts based on market value fluctuation of Coherent, Inc.	31,014	—	31,014
Goldman Sachs & Co.		(1)	Pay or receive monthly amounts based on market value fluctuation of Colgate-Palmolive Co.	(407)	—	(407)
Goldman Sachs & Co.		10	Pay or receive monthly amounts based on market value fluctuation of Commerce Bancshares, Inc.	19,749	—	19,749
Goldman Sachs & Co.		1	Pay or receive monthly amounts based on market value fluctuation of Commercial Metals Co.	767	—	767
Goldman Sachs & Co.		(2)	Pay or receive monthly amounts based on market value fluctuation of CommVault Systems, Inc.	671	—	671
Goldman Sachs & Co.		(4)	Pay or receive monthly amounts based on market value fluctuation of comScore Inc	2,485	—	2,485
Goldman Sachs & Co.		8	Pay or receive monthly amounts based on market value fluctuation of Conagra Brands, Inc.	(9,723)	—	(9,723)
Goldman Sachs & Co.		(20)	Pay or receive monthly amounts based on market value fluctuation of Conduent, Inc.	999	—	999
Goldman Sachs & Co.		6	Pay or receive monthly amounts based on market value fluctuation of Consolidated Edison, Inc.	(16,016)	—	(16,016)
Goldman Sachs & Co.		15	Pay or receive monthly amounts based on market value fluctuation of Convergys Corp.	16,130	—	16,130
Goldman Sachs & Co.		1	Pay or receive monthly amounts based on market value fluctuation of Cooper Cos., Inc. (The)	(10,524)	—	(10,524)
Goldman Sachs & Co.		2	Pay or receive monthly amounts based on market value fluctuation of Cooper Tire & Rubber Co.	6,117	—	6,117

A96

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Total return swap agreements outstanding at September 30, 2017 (continued):

		Long (Short)			Upfront
		Notional			Premiums	Unrealized
		Amount		Fair	Paid	Appreciation
Counterparty(1)(2)(3)(4)		(000)#	Description	Value	(Received)	(Depreciation)(5)
OTC swap agreements (cont’d.):
Goldman Sachs & Co.		1	Pay or receive monthly amounts based on market value fluctuation of Copa Holdings SA	$(4,255)	$—	$(4,255)
Goldman Sachs & Co.		4	Pay or receive monthly amounts based on market value fluctuation of CoreLogic, Inc.	(1,170)	—	(1,170)
Goldman Sachs & Co.		20	Pay or receive monthly amounts based on market value fluctuation of Corning, Inc.	7,504	—	7,504
Goldman Sachs & Co.		(1)	Pay or receive monthly amounts based on market value fluctuation of CoStar Group, Inc.	7,667	—	7,667
Goldman Sachs & Co.		(1)	Pay or receive monthly amounts based on market value fluctuation of Costco Wholesale Corp.	(3,201)	—	(3,201)
Goldman Sachs & Co.		(65)	Pay or receive monthly amounts based on market value fluctuation of Coty, Inc.	13,984	—	13,984
Goldman Sachs & Co.		(14)	Pay or receive monthly amounts based on market value fluctuation of Covanta Holding Corp.	(4,234)	—	(4,234)
Goldman Sachs & Co.		3	Pay or receive monthly amounts based on market value fluctuation of Cracker Barrel Old Country Store, Inc.	14,714	—	14,714
Goldman Sachs & Co.		4	Pay or receive monthly amounts based on market value fluctuation of Crane Co.	11,331	—	11,331
Goldman Sachs & Co.		(4)	Pay or receive monthly amounts based on market value fluctuation of Cree, Inc.	(14,094)	—	(14,094)
Goldman Sachs & Co.		— (r)	Pay or receive monthly amounts based on market value fluctuation of Cullen/Frost Bankers, Inc.	1,065	—	1,065
Goldman Sachs & Co.		— (r)	Pay or receive monthly amounts based on market value fluctuation of Cummins, Inc.	319	—	319
Goldman Sachs & Co.		1	Pay or receive monthly amounts based on market value fluctuation of Curtiss-Wright Corp.	2,135	—	2,135
Goldman Sachs & Co.		(63)	Pay or receive monthly amounts based on market value fluctuation of Cypress Semiconductor Corp.	(30,102)	—	(30,102)
Goldman Sachs & Co.		14	Pay or receive monthly amounts based on market value fluctuation of D.R. Horton, Inc.	35,146	—	35,146
Goldman Sachs & Co.	GBP	11	Pay or receive monthly amounts based on market value fluctuation of Daily Mail & General Trust PLC	5,345	—	5,345
Goldman Sachs & Co.		1	Pay or receive monthly amounts based on market value fluctuation of Danaher Corp.	(1,417)	—	(1,417)
Goldman Sachs & Co.		5	Pay or receive monthly amounts based on market value fluctuation of Darden Restaurants, Inc.	(27,111)	—	(27,111)
Goldman Sachs & Co.		2	Pay or receive monthly amounts based on market value fluctuation of DaVita, Inc.	(2,445)	—	(2,445)

A97

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Total return swap agreements outstanding at September 30, 2017 (continued):

Counterparty(1)(2)(3)(4)		Long (Short) Notional Amount (000)#	Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(5)
OTC swap agreements (cont’d.):
Goldman Sachs & Co.	GBP	2	Pay or receive monthly amounts based on market value fluctuation of DCC PLC	$3,550	$—	$3,550
Goldman Sachs & Co.		(1)	Pay or receive monthly amounts based on market value fluctuation of Dean Foods Co.	(114)	—	(114)
Goldman Sachs & Co.		(4)	Pay or receive monthly amounts based on market value fluctuation of Delphi Automotive PLC	9,476	—	9,476
Goldman Sachs & Co.		5	Pay or receive monthly amounts based on market value fluctuation of Deluxe Corp.	23,080	—	23,080
Goldman Sachs & Co.		15	Pay or receive monthly amounts based on market value fluctuation of Devon Energy Corp.	24,824	—	24,824
Goldman Sachs & Co.		6	Pay or receive monthly amounts based on market value fluctuation of DeVry Education Group, Inc.	6,294	—	6,294
Goldman Sachs & Co.		(15)	Pay or receive monthly amounts based on market value fluctuation of DexCom, Inc.	305,370	—	305,370
Goldman Sachs & Co.	GBP	(4)	Pay or receive monthly amounts based on market value fluctuation of Diageo PLC	3,269	—	3,269
Goldman Sachs & Co.		7	Pay or receive monthly amounts based on market value fluctuation of Diamond Offshore Drilling, Inc.	7,647	—	7,647
Goldman Sachs & Co.		(15)	Pay or receive monthly amounts based on market value fluctuation of Diebold Nixdorf, Inc.	(22,545)	—	(22,545)
Goldman Sachs & Co.		3	Pay or receive monthly amounts based on market value fluctuation of Dillard’s, Inc.	(9,801)	—	(9,801)
Goldman Sachs & Co.		7	Pay or receive monthly amounts based on market value fluctuation of Discover Financial Services	28,912	—	28,912
Goldman Sachs & Co.		(4)	Pay or receive monthly amounts based on market value fluctuation of DISH Network Corp.	(5,021)	—	(5,021)
Goldman Sachs & Co.	EUR	(7)	Pay or receive monthly amounts based on market value fluctuation of Distribuidora Internacional de Alimentacion SA	2,177	—	2,177
Goldman Sachs & Co.	GBP	64	Pay or receive monthly amounts based on market value fluctuation of Dixons Carphone PLC	15,833	—	15,833
Goldman Sachs & Co.		(7)	Pay or receive monthly amounts based on market value fluctuation of Dollar General Corp.	(28,030)	—	(28,030)
Goldman Sachs & Co.		(2)	Pay or receive monthly amounts based on market value fluctuation of Dollar Tree, Inc.	(5,798)	—	(5,798)
Goldman Sachs & Co.		(10)	Pay or receive monthly amounts based on market value fluctuation of Dominion Resources, Inc.	15,533	—	15,533
Goldman Sachs & Co.		(3)	Pay or receive monthly amounts based on market value fluctuation of Domino’s Pizza, Inc.	(9,071)	—	(9,071)

A98

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Total return swap agreements outstanding at September 30, 2017 (continued):

Counterparty(1)(2)(3)(4)		Long (Short) Notional Amount (000)#	Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(5)
OTC swap agreements (cont’d.):
Goldman Sachs & Co.		4	Pay or receive monthly amounts based on market value fluctuation of Dril-Quip, Inc.	$2,029	$—	$2,029
Goldman Sachs & Co.	GBP	14	Pay or receive monthly amounts based on market value fluctuation of DS Smith PLC	152	—	152
Goldman Sachs & Co.		— (r)	Pay or receive monthly amounts based on market value fluctuation of DST Systems, Inc.	1,003	—	1,003
Goldman Sachs & Co.		6	Pay or receive monthly amounts based on market value fluctuation of DTE Energy Co.	(18,285)	—	(18,285)
Goldman Sachs & Co.		(1)	Pay or receive monthly amounts based on market value fluctuation of Dun & Bradstreet Corp. (The)	(2,701)	—	(2,701)
Goldman Sachs & Co.		7	Pay or receive monthly amounts based on market value fluctuation of Durata Therapeutics, Inc.^	(118)	—	(118)
Goldman Sachs & Co.		(1)	Pay or receive monthly amounts based on market value fluctuation of Dycom Industries, Inc.	(3,334)	—	(3,334)
Goldman Sachs & Co.		5	Pay or receive monthly amounts based on market value fluctuation of Eastman Chemical Co.	24,176	—	24,176
Goldman Sachs & Co.		2	Pay or receive monthly amounts based on market value fluctuation of Eaton Corp. PLC	(2,760)	—	(2,760)
Goldman Sachs & Co.		51	Pay or receive monthly amounts based on market value fluctuation of eBay, Inc.	3,555	—	3,555
Goldman Sachs & Co.	EUR	(20)	Pay or receive monthly amounts based on market value fluctuation of Edenred	10,032	—	10,032
Goldman Sachs & Co.		(1)	Pay or receive monthly amounts based on market value fluctuation of Edgewell Personal Care Co.	1,120	—	1,120
Goldman Sachs & Co.		— (r)	Pay or receive monthly amounts based on market value fluctuation of Edwards Lifesciences Corp.	1,464	—	1,464
Goldman Sachs & Co.		3	Pay or receive monthly amounts based on market value fluctuation of Electronic Arts, Inc.	(6,353)	—	(6,353)
Goldman Sachs & Co.		1	Pay or receive monthly amounts based on market value fluctuation of Eli Lilly & Co.	1,652	—	1,652
Goldman Sachs & Co.	EUR	4	Pay or receive monthly amounts based on market value fluctuation of Elior Group	(3,618)	—	(3,618)
Goldman Sachs & Co.	EUR	4	Pay or receive monthly amounts based on market value fluctuation of Elis SA	—	—	—
Goldman Sachs & Co.		4	Pay or receive monthly amounts based on market value fluctuation of EMCOR Group, Inc.	3,236	—	3,236
Goldman Sachs & Co.	EUR	(2)	Pay or receive monthly amounts based on market value fluctuation of Enagas SA	449	—	449

A99

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Total return swap agreements outstanding at September 30, 2017 (continued):

Counterparty(1)(2)(3)(4)		Long (Short) Notional Amount (000)#	Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(5)
OTC swap agreements (cont’d.):
Goldman Sachs & Co.	EUR	29	Pay or receive monthly amounts based on market value fluctuation of Endesa SA	$(32,238)	$—	$(32,238)
Goldman Sachs & Co.		(38)	Pay or receive monthly amounts based on market value fluctuation of Endo International PLC	(7,422)	—	(7,422)
Goldman Sachs & Co.		3	Pay or receive monthly amounts based on market value fluctuation of Energen Corp.	4,681	—	4,681
Goldman Sachs & Co.		1	Pay or receive monthly amounts based on market value fluctuation of EnerSys	2,585	—	2,585
Goldman Sachs & Co.		(3)	Pay or receive monthly amounts based on market value fluctuation of Entergy Corp.	4,129	—	4,129
Goldman Sachs & Co.		(11)	Pay or receive monthly amounts based on market value fluctuation of Envision Healthcare Corp.	27,400	—	27,400
Goldman Sachs & Co.		(2)	Pay or receive monthly amounts based on market value fluctuation of EOG Resources, Inc.	(6,716)	—	(6,716)
Goldman Sachs & Co.		— (r)	Pay or receive monthly amounts based on market value fluctuation of EQT Corp.	(421)	—	(421)
Goldman Sachs & Co.	GBP	(13)	Pay or receive monthly amounts based on market value fluctuation of Essentra PLC	(7,174)	—	(7,174)
Goldman Sachs & Co.	EUR	(3)	Pay or receive monthly amounts based on market value fluctuation of Essilor International SA	4,637	—	4,637
Goldman Sachs & Co.		1	Pay or receive monthly amounts based on market value fluctuation of Esterline Technologies Corp.	2,182	—	2,182
Goldman Sachs & Co.	EUR	— (r)	Pay or receive monthly amounts based on market value fluctuation of Eurofins Scientific SE	(5,526)	—	(5,526)
Goldman Sachs & Co.	EUR	3	Pay or receive monthly amounts based on market value fluctuation of Eutelsat Communication SA	1,931	—	1,931
Goldman Sachs & Co.		6	Pay or receive monthly amounts based on market value fluctuation of Everest Re Group Ltd.	9,703	—	9,703
Goldman Sachs & Co.	GBP	(4)	Pay or receive monthly amounts based on market value fluctuation of Evraz PLC	(849)	—	(849)
Goldman Sachs & Co.		11	Pay or receive monthly amounts based on market value fluctuation of Exelixis, Inc.	(38,508)	—	(38,508)
Goldman Sachs & Co.		23	Pay or receive monthly amounts based on market value fluctuation of Exelon Corp.	6,303	—	6,303
Goldman Sachs & Co.	GBP	(11)	Pay or receive monthly amounts based on market value fluctuation of Experian PLC	(6,025)	—	(6,025)
Goldman Sachs & Co.		16	Pay or receive monthly amounts based on market value fluctuation of Express Scripts Holding Co.	16,163	—	16,163

A100

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Total return swap agreements outstanding at September 30, 2017 (continued):

Counterparty(1)(2)(3)(4)		Long (Short) Notional Amount (000)#	Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(5)
OTC swap agreements (cont’d.):
Goldman Sachs & Co.		(2)	Pay or receive monthly amounts based on market value fluctuation of Extended Stay America, Inc.	$(393)	$—	$(393)
Goldman Sachs & Co.		(5)	Pay or receive monthly amounts based on market value fluctuation of Exxon Mobil Corp.	(9,953)	—	(9,953)
Goldman Sachs & Co.		— (r)	Pay or receive monthly amounts based on market value fluctuation of Facebook, Inc.	2,324	—	2,324
Goldman Sachs & Co.		— (r)	Pay or receive monthly amounts based on market value fluctuation of Fair Isaac Corp.	1,284	—	1,284
Goldman Sachs & Co.		(17)	Pay or receive monthly amounts based on market value fluctuation of Fastenal Co.	(20,853)	—	(20,853)
Goldman Sachs & Co.		8	Pay or receive monthly amounts based on market value fluctuation of Federated Investors, Inc.	10,397	—	10,397
Goldman Sachs & Co.		2	Pay or receive monthly amounts based on market value fluctuation of FedEx Corp.	17,105	—	17,105
Goldman Sachs & Co.	EUR	(10)	Pay or receive monthly amounts based on market value fluctuation of Ferrovial SA	3,932	—	3,932
Goldman Sachs & Co.		(48)	Pay or receive monthly amounts based on market value fluctuation of FireEye, Inc.	19,587	—	19,587
Goldman Sachs & Co.		7	Pay or receive monthly amounts based on market value fluctuation of First American Financial Corp.	4,831	—	4,831
Goldman Sachs & Co.		(66)	Pay or receive monthly amounts based on market value fluctuation of First Data Corp.	4,153	—	4,153
Goldman Sachs & Co.		1	Pay or receive monthly amounts based on market value fluctuation of First Solar, Inc.	(2,226)	—	(2,226)
Goldman Sachs & Co.		(58)	Pay or receive monthly amounts based on market value fluctuation of FirstEnergy Corp.	19,875	—	19,875
Goldman Sachs & Co.		(43)	Pay or receive monthly amounts based on market value fluctuation of Fitbit, Inc.	(17,390)	—	(17,390)
Goldman Sachs & Co.		15	Pay or receive monthly amounts based on market value fluctuation of Flex Ltd.	(2,567)	—	(2,567)
Goldman Sachs & Co.		3	Pay or receive monthly amounts based on market value fluctuation of FLIR Systems, Inc.	(4,611)	—	(4,611)
Goldman Sachs & Co.		(5)	Pay or receive monthly amounts based on market value fluctuation of Flowserve Corp.	(6,361)	—	(6,361)
Goldman Sachs & Co.		(2)	Pay or receive monthly amounts based on market value fluctuation of FMC Corp.	3,185	—	3,185
Goldman Sachs & Co.		14	Pay or receive monthly amounts based on market value fluctuation of Ford Motor Co.	4,775	—	4,775

A101

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Total return swap agreements outstanding at September 30, 2017 (continued):

Counterparty(1)(2)(3)(4)		Long (Short) Notional Amount (000)#	Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(5)
OTC swap agreements (cont’d.):
Goldman Sachs & Co.		5	Pay or receive monthly amounts based on market value fluctuation of Franklin Resources, Inc.	$8,362	$—	$8,362
Goldman Sachs & Co.		3	Pay or receive monthly amounts based on market value fluctuation of FTI Consulting, Inc.	665	—	665
Goldman Sachs & Co.		15	Pay or receive monthly amounts based on market value fluctuation of GameStop Corp.	7,328	—	7,328
Goldman Sachs & Co.		(3)	Pay or receive monthly amounts based on market value fluctuation of Gartner, Inc.	(5,590)	—	(5,590)
Goldman Sachs & Co.		6	Pay or receive monthly amounts based on market value fluctuation of GATX Corp.	14,472	—	14,472
Goldman Sachs & Co.		2	Pay or receive monthly amounts based on market value fluctuation of General Dynamics Corp.	8,037	—	8,037
Goldman Sachs & Co.		40	Pay or receive monthly amounts based on market value fluctuation of General Motors Co.	62,557	—	62,557
Goldman Sachs & Co.		(2)	Pay or receive monthly amounts based on market value fluctuation of Genesee & Wyoming, Inc.	(6,734)	—	(6,734)
Goldman Sachs & Co.		5	Pay or receive monthly amounts based on market value fluctuation of Genpact Ltd.	3,026	—	3,026
Goldman Sachs & Co.		(1)	Pay or receive monthly amounts based on market value fluctuation of Gentex Corp.	(567)	—	(567)
Goldman Sachs & Co.		20	Pay or receive monthly amounts based on market value fluctuation of Gilead Sciences, Inc.	(39,913)	—	(39,913)
Goldman Sachs & Co.	GBP	42	Pay or receive monthly amounts based on market value fluctuation of GKN PLC	(898)	—	(898)
Goldman Sachs & Co.		5	Pay or receive monthly amounts based on market value fluctuation of Globus Medical, Inc.	(13)	—	(13)
Goldman Sachs & Co.		(6)	Pay or receive monthly amounts based on market value fluctuation of GoDaddy, Inc.	5,106	—	5,106
Goldman Sachs & Co.		5	Pay or receive monthly amounts based on market value fluctuation of Goodyear Tire & Rubber Co. (The)	4,187	—	4,187
Goldman Sachs & Co.		(1)	Pay or receive monthly amounts based on market value fluctuation of Graco, Inc.	(2,748)	—	(2,748)
Goldman Sachs & Co.		— (r)	Pay or receive monthly amounts based on market value fluctuation of Graham Holdings Co.	6,980	—	6,980
Goldman Sachs & Co.		(4)	Pay or receive monthly amounts based on market value fluctuation of Granite Construction, Inc.	(3,715)	—	(3,715)
Goldman Sachs & Co.		(16)	Pay or receive monthly amounts based on market value fluctuation of Graphic Packaging Holding Co.	(9,216)	—	(9,216)

A102

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Total return swap agreements outstanding at September 30, 2017 (continued):

Counterparty(1)(2)(3)(4)		Long (Short) Notional Amount (000)#	Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(5)
OTC swap agreements (cont’d.):
Goldman Sachs & Co.	GBP	16	Pay or receive monthly amounts based on market value fluctuation of Greene King PLC	$(2,106)	$—	$(2,106)
Goldman Sachs & Co.	EUR	3	Pay or receive monthly amounts based on market value fluctuation of Grifols SA	3,220	—	3,220
Goldman Sachs & Co.		(56)	Pay or receive monthly amounts based on market value fluctuation of Groupon, Inc.	(46,268)	—	(46,268)
Goldman Sachs & Co.		375	Pay or receive monthly amounts based on market value fluctuation of GT Advanced Technologies, Inc.^	2,674	—	2,674
Goldman Sachs & Co.		— (r)	Pay or receive monthly amounts based on market value fluctuation of GT Advanced Technologies, Inc.^	—	—	—
Goldman Sachs & Co.		— (r)	Pay or receive monthly amounts based on market value fluctuation of GT Advanced Technologies, Inc.^	—	—	—
Goldman Sachs & Co.		(7)	Pay or receive monthly amounts based on market value fluctuation of Guidewire Software, Inc.	6,746	—	6,746
Goldman Sachs & Co.		1	Pay or receive monthly amounts based on market value fluctuation of H&R Block, Inc.	164	—	164
Goldman Sachs & Co.		(1)	Pay or receive monthly amounts based on market value fluctuation of Hain Celestial Group, Inc. (The)	135	—	135
Goldman Sachs & Co.	GBP	(18)	Pay or receive monthly amounts based on market value fluctuation of Halma PLC	(8,318)	—	(8,318)
Goldman Sachs & Co.		2	Pay or receive monthly amounts based on market value fluctuation of Hancock Holding Co.	7,478	—	7,478
Goldman Sachs & Co.		(8)	Pay or receive monthly amounts based on market value fluctuation of Hanesbrands, Inc.	687	—	687
Goldman Sachs & Co.		2	Pay or receive monthly amounts based on market value fluctuation of Hanover Insurance Group, Inc. (The)	2,444	—	2,444
Goldman Sachs & Co.	GBP	(10)	Pay or receive monthly amounts based on market value fluctuation of Hargreaves Lansdown PLC	(8,497)	—	(8,497)
Goldman Sachs & Co.		(6)	Pay or receive monthly amounts based on market value fluctuation of Harley-Davidson, Inc.	2,090	—	2,090
Goldman Sachs & Co.		(3)	Pay or receive monthly amounts based on market value fluctuation of Hasbro, Inc.	(12,794)	—	(12,794)
Goldman Sachs & Co.		8	Pay or receive monthly amounts based on market value fluctuation of Hawaiian Electric Industries, Inc.	(924)	—	(924)

A103

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Total return swap agreements outstanding at September 30, 2017 (continued):

Counterparty(1)(2)(3)(4)		Long (Short) Notional Amount (000)#	Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(5)
OTC swap agreements (cont’d.):
Goldman Sachs & Co.	GBP	21	Pay or receive monthly amounts based on market value fluctuation of Hays PLC	$808	$—	$808
Goldman Sachs & Co.		9	Pay or receive monthly amounts based on market value fluctuation of HCA Holdings, Inc.	17,931	—	17,931
Goldman Sachs & Co.		(4)	Pay or receive monthly amounts based on market value fluctuation of HD Supply Holdings, Inc.	(10,673)	—	(10,673)
Goldman Sachs & Co.		— (r)	Pay or receive monthly amounts based on market value fluctuation of HEICO Corp.	(513)	—	(513)
Goldman Sachs & Co.		2	Pay or receive monthly amounts based on market value fluctuation of Herman Miller, Inc.	2,366	—	2,366
Goldman Sachs & Co.		(24)	Pay or receive monthly amounts based on market value fluctuation of Hess Corp.	(72,041)	—	(72,041)
Goldman Sachs & Co.		53	Pay or receive monthly amounts based on market value fluctuation of Hewlett Packard Enterprise Co.	61,825	—	61,825
Goldman Sachs & Co.		2	Pay or receive monthly amounts based on market value fluctuation of Hexcel Corp.	2,917	—	2,917
Goldman Sachs & Co.	GBP	(9)	Pay or receive monthly amounts based on market value fluctuation of Hikma Pharmaceuticals PLC	(2,191)	—	(2,191)
Goldman Sachs & Co.	GBP	2	Pay or receive monthly amounts based on market value fluctuation of Hiscox Ltd.	894	—	894
Goldman Sachs & Co.		2	Pay or receive monthly amounts based on market value fluctuation of HNI Corp.	7,790	—	7,790
Goldman Sachs & Co.		2	Pay or receive monthly amounts based on market value fluctuation of HollyFrontier Corp.	5,994	—	5,994
Goldman Sachs & Co.		(1)	Pay or receive monthly amounts based on market value fluctuation of Hologic, Inc.	462	—	462
Goldman Sachs & Co.		2	Pay or receive monthly amounts based on market value fluctuation of Honeywell International, Inc.	7,366	—	7,366
Goldman Sachs & Co.	GBP	31	Pay or receive monthly amounts based on market value fluctuation of Howden Joinery Group PLC	6,828	—	6,828
Goldman Sachs & Co.		8	Pay or receive monthly amounts based on market value fluctuation of HP, Inc.	2,888	—	2,888
Goldman Sachs & Co.		2	Pay or receive monthly amounts based on market value fluctuation of Hubbell, Inc.	3,988	—	3,988
Goldman Sachs & Co.		4	Pay or receive monthly amounts based on market value fluctuation of Humana, Inc.	(10,086)	—	(10,086)
Goldman Sachs & Co.		6	Pay or receive monthly amounts based on market value fluctuation of Huntington Ingalls Industries, Inc.	61,035	—	61,035

A104

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Total return swap agreements outstanding at September 30, 2017 (continued):

Counterparty(1)(2)(3)(4)		Long (Short) Notional Amount (000)#	Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(5)
OTC swap agreements (cont’d.):
Goldman Sachs & Co.		(1)	Pay or receive monthly amounts based on market value fluctuation of IDEXX Laboratories, Inc.	$9,855	$—	$9,855
Goldman Sachs & Co.		(1)	Pay or receive monthly amounts based on market value fluctuation of IHS Markit Ltd.	2,115	—	2,115
Goldman Sachs & Co.	EUR	(1)	Pay or receive monthly amounts based on market value fluctuation of Iliad SA	(1,489)	—	(1,489)
Goldman Sachs & Co.		(3)	Pay or receive monthly amounts based on market value fluctuation of Illumina, Inc.	29,508	—	29,508
Goldman Sachs & Co.	EUR	1	Pay or receive monthly amounts based on market value fluctuation of Imerys SA	(128)	—	(128)
Goldman Sachs & Co.	GBP	(5)	Pay or receive monthly amounts based on market value fluctuation of IMI PLC	(6,204)	—	(6,204)
Goldman Sachs & Co.	GBP	(7)	Pay or receive monthly amounts based on market value fluctuation of Imperial Brands PLC	7,222	—	7,222
Goldman Sachs & Co.	GBP	13	Pay or receive monthly amounts based on market value fluctuation of Inchcape PLC	6,241	—	6,241
Goldman Sachs & Co.	GBP	56	Pay or receive monthly amounts based on market value fluctuation of Indivior PLC	30,097	—	30,097
Goldman Sachs & Co.	EUR	(1)	Pay or receive monthly amounts based on market value fluctuation of Industria de Diseno Textil SA	1,067	—	1,067
Goldman Sachs & Co.	EUR	(5)	Pay or receive monthly amounts based on market value fluctuation of Ingenico Group SA	(1,298)	—	(1,298)
Goldman Sachs & Co.		6	Pay or receive monthly amounts based on market value fluctuation of Ingredion, Inc.	(28,007)	—	(28,007)
Goldman Sachs & Co.	GBP	(26)	Pay or receive monthly amounts based on market value fluctuation of Inmarsat PLC	(4,887)	—	(4,887)
Goldman Sachs & Co.		(8)	Pay or receive monthly amounts based on market value fluctuation of Inovalon Holdings, Inc.	(3,110)	—	(3,110)
Goldman Sachs & Co.		51	Pay or receive monthly amounts based on market value fluctuation of Intel Corp.	55,592	—	55,592
Goldman Sachs & Co.		— (r)	Pay or receive monthly amounts based on market value fluctuation of InterDigital, Inc.	(286)	—	(286)
Goldman Sachs & Co.	GBP	6	Pay or receive monthly amounts based on market value fluctuation of Intermediate Capital Group PLC	5,787	—	5,787
Goldman Sachs & Co.		10	Pay or receive monthly amounts based on market value fluctuation of International Business Machines Corp.	5,264	—	5,264

A105

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Total return swap agreements outstanding at September 30, 2017 (continued):

Counterparty(1)(2)(3)(4)		Long (Short) Notional Amount (000)#	Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(5)
OTC swap agreements (cont’d.):
Goldman Sachs & Co.		(2)	Pay or receive monthly amounts based on market value fluctuation of International Game Technology PLC	$(314)	$—	$(314)
Goldman Sachs & Co.	GBP	(4)	Pay or receive monthly amounts based on market value fluctuation of Intertek Group PLC	(4,070)	—	(4,070)
Goldman Sachs & Co.		(10)	Pay or receive monthly amounts based on market value fluctuation of Intrexon Corp.	4,664	—	4,664
Goldman Sachs & Co.	GBP	30	Pay or receive monthly amounts based on market value fluctuation of Investec PLC	(5,441)	—	(5,441)
Goldman Sachs & Co.		(9)	Pay or receive monthly amounts based on market value fluctuation of Ionis Pharmaceuticals, Inc.	79,289	—	79,289
Goldman Sachs & Co.	EUR	1	Pay or receive monthly amounts based on market value fluctuation of Ipsen SA	2,002	—	2,002
Goldman Sachs & Co.		1	Pay or receive monthly amounts based on market value fluctuation of ITT, Inc.	2,060	—	2,060
Goldman Sachs & Co.	GBP	(5)	Pay or receive monthly amounts based on market value fluctuation of IWG PLC	(1,187)	—	(1,187)
Goldman Sachs & Co.	GBP	70	Pay or receive monthly amounts based on market value fluctuation of J Sainsbury PLC	841	—	841
Goldman Sachs & Co.		(4)	Pay or receive monthly amounts based on market value fluctuation of J.C. Penney Co., Inc.	1,511	—	1,511
Goldman Sachs & Co.		1	Pay or receive monthly amounts based on market value fluctuation of j2 Global, Inc.	(1,170)	—	(1,170)
Goldman Sachs & Co.		11	Pay or receive monthly amounts based on market value fluctuation of Jabil Circuit, Inc.	(23,868)	—	(23,868)
Goldman Sachs & Co.		— (r)	Pay or receive monthly amounts based on market value fluctuation of Jack in the Box, Inc.	(725)	—	(725)
Goldman Sachs & Co.		2	Pay or receive monthly amounts based on market value fluctuation of Jacobs Engineering Group, Inc.	2,492	—	2,492
Goldman Sachs & Co.	EUR	(4)	Pay or receive monthly amounts based on market value fluctuation of JCDecaux SA	(6,548)	—	(6,548)
Goldman Sachs & Co.	GBP	33	Pay or receive monthly amounts based on market value fluctuation of JD Sports Fashion PLC	(4,956)	—	(4,956)
Goldman Sachs & Co.		35	Pay or receive monthly amounts based on market value fluctuation of JetBlue Airways Corp.	(21,887)	—	(21,887)
Goldman Sachs & Co.		3	Pay or receive monthly amounts based on market value fluctuation of John Wiley & Sons, Inc.	(943)	—	(943)
Goldman Sachs & Co.	GBP	(20)	Pay or receive monthly amounts based on market value fluctuation of John Wood Group PLC	(15,204)	—	(15,204)

A106

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Total return swap agreements outstanding at September 30, 2017 (continued):

Counterparty(1)(2)(3)(4)		Long (Short) Notional Amount (000)#	Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(5)
OTC swap agreements (cont’d.):
Goldman Sachs & Co.		4	Pay or receive monthly amounts based on market value fluctuation of Johnson & Johnson	$(20,090)	$—	$(20,090)
Goldman Sachs & Co.		10	Pay or receive monthly amounts based on market value fluctuation of JPMorgan Chase & Co.	25,206	—	25,206
Goldman Sachs & Co.		25	Pay or receive monthly amounts based on market value fluctuation of Juniper Networks, Inc.	2,205	—	2,205
Goldman Sachs & Co.		(15)	Pay or receive monthly amounts based on market value fluctuation of Juno Therapeutics, Inc.	(3,241)	—	(3,241)
Goldman Sachs & Co.	GBP	8	Pay or receive monthly amounts based on market value fluctuation of Jupiter Fund Management PLC	1,307	—	1,307
Goldman Sachs & Co.	GBP	(39)	Pay or receive monthly amounts based on market value fluctuation of Just Eat PLC	7,482	—	7,482
Goldman Sachs & Co.		(22)	Pay or receive monthly amounts based on market value fluctuation of KBR, Inc.	668	—	668
Goldman Sachs & Co.		(7)	Pay or receive monthly amounts based on market value fluctuation of Kennametal, Inc.	(13,693)	—	(13,693)
Goldman Sachs & Co.		(5)	Pay or receive monthly amounts based on market value fluctuation of Kinder Morgan, Inc.	1,105	—	1,105
Goldman Sachs & Co.	GBP	47	Pay or receive monthly amounts based on market value fluctuation of Kingfisher PLC	2,645	—	2,645
Goldman Sachs & Co.		(7)	Pay or receive monthly amounts based on market value fluctuation of KLX, Inc.	(29,752)	—	(29,752)
Goldman Sachs & Co.		(6)	Pay or receive monthly amounts based on market value fluctuation of Knowles Corp	316	—	316
Goldman Sachs & Co.		4	Pay or receive monthly amounts based on market value fluctuation of Kohl’s Corp.	2,887	—	2,887
Goldman Sachs & Co.		(50)	Pay or receive monthly amounts based on market value fluctuation of Kosmos Energy Ltd.	(19,804)	—	(19,804)
Goldman Sachs & Co.		(29)	Pay or receive monthly amounts based on market value fluctuation of L Brands, Inc.	(38,478)	—	(38,478)
Goldman Sachs & Co.		3	Pay or receive monthly amounts based on market value fluctuation of L3 Technologies, Inc.	3,109	—	3,109
Goldman Sachs & Co.		3	Pay or receive monthly amounts based on market value fluctuation of Laboratory Corp. of America Holdings	(6,173)	—	(6,173)
Goldman Sachs & Co.	EUR	7	Pay or receive monthly amounts based on market value fluctuation of Lagardere SCA	6,675	—	6,675
Goldman Sachs & Co.		1	Pay or receive monthly amounts based on market value fluctuation of Lam Research Corp.	9,462	—	9,462

A107

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Total return swap agreements outstanding at September 30, 2017 (continued):

Counterparty(1)(2)(3)(4)	Long (Short) Notional Amount (000)#	Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(5)
OTC swap agreements (cont’d.):
Goldman Sachs & Co.	1	Pay or receive monthly amounts based on market value fluctuation of Landstar System, Inc.	$5,072	$—	$5,072
Goldman Sachs & Co.	3	Pay or receive monthly amounts based on market value fluctuation of Laredo Petroleum, Inc.	2,114	—	2,114
Goldman Sachs & Co.	7	Pay or receive monthly amounts based on market value fluctuation of Lear Corp.	42,558	—	42,558
Goldman Sachs & Co.	(2)	Pay or receive monthly amounts based on market value fluctuation of Leggett & Platt, Inc.	(4,234)	—	(4,234)
Goldman Sachs & Co.	1	Pay or receive monthly amounts based on market value fluctuation of Liberty Global PLC	126	—	126
Goldman Sachs & Co.	14	Pay or receive monthly amounts based on market value fluctuation of Liberty Interactive Corp. QVC Group	4,743	—	4,743
Goldman Sachs & Co.	1	Pay or receive monthly amounts based on market value fluctuation of LifePoint Health, Inc.	1,593	—	1,593
Goldman Sachs & Co.	7	Pay or receive monthly amounts based on market value fluctuation of Lincoln National Corp.	20,204	—	20,204
Goldman Sachs & Co.	(12)	Pay or receive monthly amounts based on market value fluctuation of Lions Gate Entertainment Corp.	(17,614)	—	(17,614)
Goldman Sachs & Co.	(2)	Pay or receive monthly amounts based on market value fluctuation of LivaNova PLC	(1,683)	—	(1,683)
Goldman Sachs & Co.	(7)	Pay or receive monthly amounts based on market value fluctuation of Live Nation Entertainment, Inc.	(10,343)	—	(10,343)
Goldman Sachs & Co.	2	Pay or receive monthly amounts based on market value fluctuation of Lockheed Martin Corp.	11,020	—	11,020
Goldman Sachs & Co.	(3)	Pay or receive monthly amounts based on market value fluctuation of Loews Corp.	(1,196)	—	(1,196)
Goldman Sachs & Co.	(3)	Pay or receive monthly amounts based on market value fluctuation of LogMeIn, Inc.	7,376	—	7,376
Goldman Sachs & Co.	(5)	Pay or receive monthly amounts based on market value fluctuation of Lululemon Athletica, Inc.	(13,510)	—	(13,510)
Goldman Sachs & Co.	22	Pay or receive monthly amounts based on market value fluctuation of LyondellBasell Industries NV	67,029	—	67,029
Goldman Sachs & Co.	1	Pay or receive monthly amounts based on market value fluctuation of M&T Bank Corp.	13,727	—	13,727
Goldman Sachs & Co.	(2)	Pay or receive monthly amounts based on market value fluctuation of Madison Square Garden Co. (The)	5,436	—	5,436

A108

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Total return swap agreements outstanding at September 30, 2017 (continued):

Counterparty(1)(2)(3)(4)		Long (Short) Notional Amount (000)#	Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(5)
OTC swap agreements (cont’d.):
Goldman Sachs & Co.		4	Pay or receive monthly amounts based on market value fluctuation of Mallinckrodt PLC	$13,610	$—	$13,610
Goldman Sachs & Co.	GBP	(108)	Pay or receive monthly amounts based on market value fluctuation of Man Group PLC	(6,343)	—	(6,343)
Goldman Sachs & Co.		3	Pay or receive monthly amounts based on market value fluctuation of Manhattan Associates, Inc.	(5,255)	—	(5,255)
Goldman Sachs & Co.		4	Pay or receive monthly amounts based on market value fluctuation of ManpowerGroup, Inc.	7,704	—	7,704
Goldman Sachs & Co.		— (r)	Pay or receive monthly amounts based on market value fluctuation of Markel Corp.	(3,268)	—	(3,268)
Goldman Sachs & Co.	GBP	18	Pay or receive monthly amounts based on market value fluctuation of Marks & Spencer Group PLC	4,375	—	4,375
Goldman Sachs & Co.		(4)	Pay or receive monthly amounts based on market value fluctuation of Masco Corp.	(6,392)	—	(6,392)
Goldman Sachs & Co.		(48)	Pay or receive monthly amounts based on market value fluctuation of Mattel, Inc.	(26,857)	—	(26,857)
Goldman Sachs & Co.		8	Pay or receive monthly amounts based on market value fluctuation of McKesson Corp.	29,587	—	29,587
Goldman Sachs & Co.		1	Pay or receive monthly amounts based on market value fluctuation of MDU Resources Group, Inc.	(634)	—	(634)
Goldman Sachs & Co.	GBP	(4)	Pay or receive monthly amounts based on market value fluctuation of Mediclinic International PLC	2,603	—	2,603
Goldman Sachs & Co.		(2)	Pay or receive monthly amounts based on market value fluctuation of Medidata Solutions, Inc.	(4,452)	—	(4,452)
Goldman Sachs & Co.		1	Pay or receive monthly amounts based on market value fluctuation of MEDNAX, Inc.	15	—	15
Goldman Sachs & Co.		23	Pay or receive monthly amounts based on market value fluctuation of Merck & Co., Inc.	(44,149)	—	(44,149)
Goldman Sachs & Co.		(2)	Pay or receive monthly amounts based on market value fluctuation of Mercury General Corp.	(149)	—	(149)
Goldman Sachs & Co.		5	Pay or receive monthly amounts based on market value fluctuation of Meredith Corp.	9,862	—	9,862
Goldman Sachs & Co.	GBP	11	Pay or receive monthly amounts based on market value fluctuation of Micro Focus International PLC	(5,253)	—	(5,253)
Goldman Sachs & Co.		7	Pay or receive monthly amounts based on market value fluctuation of Micro Focus International PLC	1,814	—	1,814
Goldman Sachs & Co.		1	Pay or receive monthly amounts based on market value fluctuation of Microchip Technology, Inc.	(644)	—	(644)

A109

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Total return swap agreements outstanding at September 30, 2017 (continued):

Counterparty(1)(2)(3)(4)		Long (Short) Notional Amount (000)#	Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(5)
OTC swap agreements (cont’d.):
Goldman Sachs & Co.		38	Pay or receive monthly amounts based on market value fluctuation of Micron Technology, Inc.	$148,418	$—	$148,418
Goldman Sachs & Co.		1	Pay or receive monthly amounts based on market value fluctuation of Microsoft Corp.	(595)	—	(595)
Goldman Sachs & Co.		(2)	Pay or receive monthly amounts based on market value fluctuation of Middleby Corp. (The)	(14,267)	—	(14,267)
Goldman Sachs & Co.		3	Pay or receive monthly amounts based on market value fluctuation of Molson Coors Brewing Co.	(15,248)	—	(15,248)
Goldman Sachs & Co.	GBP	8	Pay or receive monthly amounts based on market value fluctuation of Mondi PLC	(5,642)	—	(5,642)
Goldman Sachs & Co.	GBP	30	Pay or receive monthly amounts based on market value fluctuation of Moneysupermarket.com Group PLC	(52)	—	(52)
Goldman Sachs & Co.		(6)	Pay or receive monthly amounts based on market value fluctuation of Monster Beverage Corp.	8,838	—	8,838
Goldman Sachs & Co.		— (r)	Pay or receive monthly amounts based on market value fluctuation of MSA Safety, Inc.	1,521	—	1,521
Goldman Sachs & Co.		4	Pay or receive monthly amounts based on market value fluctuation of Murphy Oil Corp.	2,601	—	2,601
Goldman Sachs & Co.		5	Pay or receive monthly amounts based on market value fluctuation of Murphy USA, Inc.	13,426	—	13,426
Goldman Sachs & Co.		26	Pay or receive monthly amounts based on market value fluctuation of Mylan NV	(2,146)	—	(2,146)
Goldman Sachs & Co.		(36)	Pay or receive monthly amounts based on market value fluctuation of Nabors Industries Ltd.	(4,218)	—	(4,218)
Goldman Sachs & Co.		3	Pay or receive monthly amounts based on market value fluctuation of Nasdaq, Inc.	8,579	—	8,579
Goldman Sachs & Co.		(6)	Pay or receive monthly amounts based on market value fluctuation of National Fuel Gas Co.	13,588	—	13,588
Goldman Sachs & Co.		(4)	Pay or receive monthly amounts based on market value fluctuation of National Instruments Corp.	(5,131)	—	(5,131)
Goldman Sachs & Co.		(8)	Pay or receive monthly amounts based on market value fluctuation of National Oilwell Varco, Inc.	(8,105)	—	(8,105)
Goldman Sachs & Co.	EUR	(12)	Pay or receive monthly amounts based on market value fluctuation of Natixis SA	(4,953)	—	(4,953)
Goldman Sachs & Co.		5	Pay or receive monthly amounts based on market value fluctuation of Navient Corp.	4,994	—	4,994
Goldman Sachs & Co.		3	Pay or receive monthly amounts based on market value fluctuation of Netflix, Inc.	3,975	—	3,975

A110

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Total return swap agreements outstanding at September 30, 2017 (continued):

Counterparty(1)(2)(3)(4)		Long (Short) Notional Amount (000)#	Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(5)
OTC swap agreements (cont’d.):
Goldman Sachs & Co.		(14)	Pay or receive monthly amounts based on market value fluctuation of Neurocrine Biosciences, Inc.	$(64,811)	$—	$(64,811)
Goldman Sachs & Co.		(4)	Pay or receive monthly amounts based on market value fluctuation of New Jersey Resources Corp.	1,955	—	1,955
Goldman Sachs & Co.		(2)	Pay or receive monthly amounts based on market value fluctuation of Newell Brands, Inc.	656	—	656
Goldman Sachs & Co.		(15)	Pay or receive monthly amounts based on market value fluctuation of Newmont Mining Corp.	4,081	—	4,081
Goldman Sachs & Co.		(7)	Pay or receive monthly amounts based on market value fluctuation of News Corp.	(1,108)	—	(1,108)
Goldman Sachs & Co.	GBP	(2)	Pay or receive monthly amounts based on market value fluctuation of NEX Group PLC	(1,005)	—	(1,005)
Goldman Sachs & Co.	GBP	2	Pay or receive monthly amounts based on market value fluctuation of Next PLC	5,949	—	5,949
Goldman Sachs & Co.		(25)	Pay or receive monthly amounts based on market value fluctuation of NIKE, Inc.	39,576	—	39,576
Goldman Sachs & Co.		(3)	Pay or receive monthly amounts based on market value fluctuation of NiSource, Inc.	2,389	—	2,389
Goldman Sachs & Co.		(41)	Pay or receive monthly amounts based on market value fluctuation of Noble Corp. PLC	(23,919)	—	(23,919)
Goldman Sachs & Co.		(8)	Pay or receive monthly amounts based on market value fluctuation of Noble Energy, Inc.	(7,824)	—	(7,824)
Goldman Sachs & Co.		— (r)	Pay or receive monthly amounts based on market value fluctuation of Nordson Corp.	(41)	—	(41)
Goldman Sachs & Co.		— (r)	Pay or receive monthly amounts based on market value fluctuation of Norfolk Southern Corp.	557	—	557
Goldman Sachs & Co.		4	Pay or receive monthly amounts based on market value fluctuation of Northrop Grumman Corp.	50,443	—	50,443
Goldman Sachs & Co.		(2)	Pay or receive monthly amounts based on market value fluctuation of Norwegian Cruise Line Holdings Ltd.	5,387	—	5,387
Goldman Sachs & Co.		(14)	Pay or receive monthly amounts based on market value fluctuation of NOW, Inc.	(13,819)	—	(13,819)
Goldman Sachs & Co.		(17)	Pay or receive monthly amounts based on market value fluctuation of NRG Energy, Inc.	(29,175)	—	(29,175)
Goldman Sachs & Co.		2	Pay or receive monthly amounts based on market value fluctuation of Nu Skin Enterprises, Inc.	(138)	—	(138)
Goldman Sachs & Co.		(5)	Pay or receive monthly amounts based on market value fluctuation of Nucor Corp.	(8,302)	—	(8,302)

A111

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Total return swap agreements outstanding at September 30, 2017 (continued):

Counterparty(1)(2)(3)(4)		Long (Short) Notional Amount (000)#	Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(5)
OTC swap agreements (cont’d.):
Goldman Sachs & Co.		(3)	Pay or receive monthly amounts based on market value fluctuation of NuVasive, Inc.	$6,891	$—	$6,891
Goldman Sachs & Co.		— (r)	Pay or receive monthly amounts based on market value fluctuation of NVR, Inc.	2,358	—	2,358
Goldman Sachs & Co.	EUR	(4)	Pay or receive monthly amounts based on market value fluctuation of Obrascon Huarte Lain SA	1,513	—	1,513
Goldman Sachs & Co.		3	Pay or receive monthly amounts based on market value fluctuation of Oceaneering International, Inc.	(361)	—	(361)
Goldman Sachs & Co.		(18)	Pay or receive monthly amounts based on market value fluctuation of Office Depot, Inc.	(2,181)	—	(2,181)
Goldman Sachs & Co.		(6)	Pay or receive monthly amounts based on market value fluctuation of OGE Energy Corp.	1,185	—	1,185
Goldman Sachs & Co.		— (r)	Pay or receive monthly amounts based on market value fluctuation of Old Dominion Freight Line, Inc.	2,434	—	2,434
Goldman Sachs & Co.		3	Pay or receive monthly amounts based on market value fluctuation of Omnicom Group, Inc.	3,825	—	3,825
Goldman Sachs & Co.		13	Pay or receive monthly amounts based on market value fluctuation of ON Semiconductor Corp.	13,080	—	13,080
Goldman Sachs & Co.		— (r)	Pay or receive monthly amounts based on market value fluctuation of ONE Gas, Inc.	(218)	—	(218)
Goldman Sachs & Co.		(5)	Pay or receive monthly amounts based on market value fluctuation of OneMain Holdings, Inc.	(1,120)	—	(1,120)
Goldman Sachs & Co.		(6)	Pay or receive monthly amounts based on market value fluctuation of ONEOK, Inc.	2,903	—	2,903
Goldman Sachs & Co.		(39)	Pay or receive monthly amounts based on market value fluctuation of Opko Health, Inc.	(32,474)	—	(32,474)
Goldman Sachs & Co.		5	Pay or receive monthly amounts based on market value fluctuation of Oracle Corp.	100	—	100
Goldman Sachs & Co.		7	Pay or receive monthly amounts based on market value fluctuation of Oshkosh Corp.	26,819	—	26,819
Goldman Sachs & Co.		6	Pay or receive monthly amounts based on market value fluctuation of Owens Corning	11,393	—	11,393
Goldman Sachs & Co.		(12)	Pay or receive monthly amounts based on market value fluctuation of Palo Alto Networks, Inc.	(10,984)	—	(10,984)
Goldman Sachs & Co.		(68)	Pay or receive monthly amounts based on market value fluctuation of Pandora Media, Inc.	33,495	—	33,495
Goldman Sachs & Co.		(1)	Pay or receive monthly amounts based on market value fluctuation of Papa John’s International, Inc.	599	—	599

A112

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Total return swap agreements outstanding at September 30, 2017 (continued):

Counterparty(1)(2)(3)(4)		Long (Short) Notional Amount (000)#	Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(5)
OTC swap agreements (cont’d.):
Goldman Sachs & Co.		1	Pay or receive monthly amounts based on market value fluctuation of Parker-Hannifin Corp.	$1,375	$—	$1,375
Goldman Sachs & Co.		(3)	Pay or receive monthly amounts based on market value fluctuation of Patterson Cos., Inc.	(2,237)	—	(2,237)
Goldman Sachs & Co.		(5)	Pay or receive monthly amounts based on market value fluctuation of Patterson-UTI Energy, Inc.	(11,741)	—	(11,741)
Goldman Sachs & Co.		— (r)	Pay or receive monthly amounts based on market value fluctuation of PayPal Holdings, Inc.	(518)	—	(518)
Goldman Sachs & Co.	GBP	16	Pay or receive monthly amounts based on market value fluctuation of Paysafe Group PLC	(107)	—	(107)
Goldman Sachs & Co.		(8)	Pay or receive monthly amounts based on market value fluctuation of PBF Energy, Inc.	(17,191)	—	(17,191)
Goldman Sachs & Co.	GBP	(20)	Pay or receive monthly amounts based on market value fluctuation of Pennon Group PLC	(4,329)	—	(4,329)
Goldman Sachs & Co.		2	Pay or receive monthly amounts based on market value fluctuation of Penske Automotive Group, Inc.	6,107	—	6,107
Goldman Sachs & Co.		(8)	Pay or receive monthly amounts based on market value fluctuation of Perrigo Co. PLC	12,737	—	12,737
Goldman Sachs & Co.	GBP	4	Pay or receive monthly amounts based on market value fluctuation of Persimmon PLC	7,131	—	7,131
Goldman Sachs & Co.	GBP	(36)	Pay or receive monthly amounts based on market value fluctuation of Petrofac Ltd.	(1,779)	—	(1,779)
Goldman Sachs & Co.	EUR	20	Pay or receive monthly amounts based on market value fluctuation of Peugeot SA	22,398	—	22,398
Goldman Sachs & Co.		36	Pay or receive monthly amounts based on market value fluctuation of Pfizer, Inc.	5,375	—	5,375
Goldman Sachs & Co.		23	Pay or receive monthly amounts based on market value fluctuation of Pilgrim’s Pride Corp.	(25,716)	—	(25,716)
Goldman Sachs & Co.		3	Pay or receive monthly amounts based on market value fluctuation of Pinnacle West Capital Corp.	(12,376)	—	(12,376)
Goldman Sachs & Co.		(4)	Pay or receive monthly amounts based on market value fluctuation of Pitney Bowes, Inc.	(4,187)	—	(4,187)
Goldman Sachs & Co.		(36)	Pay or receive monthly amounts based on market value fluctuation of Platform Specialty Products Corp.	15,490	—	15,490
Goldman Sachs & Co.	GBP	24	Pay or receive monthly amounts based on market value fluctuation of Playtech PLC	(3,777)	—	(3,777)

A113

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Total return swap agreements outstanding at September 30, 2017 (continued):

Counterparty(1)(2)(3)(4)		Long (Short) Notional Amount (000)#	Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(5)
OTC swap agreements (cont’d.):
Goldman Sachs & Co.		5	Pay or receive monthly amounts based on market value fluctuation of PNC Financial Services Group, Inc. (The)	$24,093	$—	$24,093
Goldman Sachs & Co.		(6)	Pay or receive monthly amounts based on market value fluctuation of PNM Resources, Inc.	8,084	—	8,084
Goldman Sachs & Co.		7	Pay or receive monthly amounts based on market value fluctuation of Popular, Inc.	(28,131)	—	(28,131)
Goldman Sachs & Co.		(9)	Pay or receive monthly amounts based on market value fluctuation of Premier, Inc.	(1,808)	—	(1,808)
Goldman Sachs & Co.		(3)	Pay or receive monthly amounts based on market value fluctuation of Prestige Brands Holdings, Inc.	2,356	—	2,356
Goldman Sachs & Co.		1	Pay or receive monthly amounts based on market value fluctuation of Priceline Group, Inc. (The)	(14,202)	—	(14,202)
Goldman Sachs & Co.		(1)	Pay or receive monthly amounts based on market value fluctuation of ProAssurance Corp.	(1,051)	—	(1,051)
Goldman Sachs & Co.	GBP	2	Pay or receive monthly amounts based on market value fluctuation of Provident Financial PLC	2,263	—	2,263
Goldman Sachs & Co.		(6)	Pay or receive monthly amounts based on market value fluctuation of PTC, Inc.	(8,304)	—	(8,304)
Goldman Sachs & Co.		20	Pay or receive monthly amounts based on market value fluctuation of Public Service Enterprise Group, Inc.	12,904	—	12,904
Goldman Sachs & Co.		21	Pay or receive monthly amounts based on market value fluctuation of PulteGroup, Inc.	21,364	—	21,364
Goldman Sachs & Co.		(17)	Pay or receive monthly amounts based on market value fluctuation of QEP Resources, Inc.	(10,040)	—	(10,040)
Goldman Sachs & Co.		4	Pay or receive monthly amounts based on market value fluctuation of Qiagen N.V.	(2,706)	—	(2,706)
Goldman Sachs & Co.		2	Pay or receive monthly amounts based on market value fluctuation of Qorvo, Inc.	(4,530)	—	(4,530)
Goldman Sachs & Co.		2	Pay or receive monthly amounts based on market value fluctuation of Quanta Services, Inc.	1,726	—	1,726
Goldman Sachs & Co.		5	Pay or receive monthly amounts based on market value fluctuation of Quintiles IMS Holdings, Inc.	1,692	—	1,692
Goldman Sachs & Co.		(3)	Pay or receive monthly amounts based on market value fluctuation of Ralph Lauren Corp.	5,568	—	5,568
Goldman Sachs & Co.		1	Pay or receive monthly amounts based on market value fluctuation of Raymond James Financial, Inc.	3,536	—	3,536

A114

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Total return swap agreements outstanding at September 30, 2017 (continued):

Counterparty(1)(2)(3)(4)		Long (Short) Notional Amount (000)#	Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(5)
OTC swap agreements (cont’d.):
Goldman Sachs & Co.		5	Pay or receive monthly amounts based on market value fluctuation of Raytheon Co.	$14,999	$—	$14,999
Goldman Sachs & Co.	EUR	(8)	Pay or receive monthly amounts based on market value fluctuation of Red Electrica Corp. SA	3,192	—	3,192
Goldman Sachs & Co.		1	Pay or receive monthly amounts based on market value fluctuation of Regal Beloit Corp.	1,352	—	1,352
Goldman Sachs & Co.		28	Pay or receive monthly amounts based on market value fluctuation of Regions Financial Corp.	33,875	—	33,875
Goldman Sachs & Co.		8	Pay or receive monthly amounts based on market value fluctuation of Reinsurance Group of America, Inc.	32,371	—	32,371
Goldman Sachs & Co.		3	Pay or receive monthly amounts based on market value fluctuation of Reliance Steel & Aluminum Co.	9,729	—	9,729
Goldman Sachs & Co.	EUR	— (r)	Pay or receive monthly amounts based on market value fluctuation of Remy Cointreau SA	(905)	—	(905)
Goldman Sachs & Co.		1	Pay or receive monthly amounts based on market value fluctuation of RenaissanceRe Holdings Ltd.	1,484	—	1,484
Goldman Sachs & Co.	EUR	2	Pay or receive monthly amounts based on market value fluctuation of Renault SA	2,830	—	2,830
Goldman Sachs & Co.	EUR	38	Pay or receive monthly amounts based on market value fluctuation of Repsol SA	21,770	—	21,770
Goldman Sachs & Co.		5	Pay or receive monthly amounts based on market value fluctuation of Republic Services, Inc.	(4,576)	—	(4,576)
Goldman Sachs & Co.	GBP	(32)	Pay or receive monthly amounts based on market value fluctuation of Rolls-Royce Holdings PLC	1,059	—	1,059
Goldman Sachs & Co.	GBP	(79)	Pay or receive monthly amounts based on market value fluctuation of Rolls-Royce Holdings PLC	(3)	—	(3)
Goldman Sachs & Co.	GBP	(16)	Pay or receive monthly amounts based on market value fluctuation of Rotork PLC	(2,000)	—	(2,000)
Goldman Sachs & Co.		24	Pay or receive monthly amounts based on market value fluctuation of Rowan Cos. PLC	36,251	—	36,251
Goldman Sachs & Co.	GBP	(81)	Pay or receive monthly amounts based on market value fluctuation of Royal Bank of Scotland Group PLC	(16,693)	—	(16,693)
Goldman Sachs & Co.	GBP	(28)	Pay or receive monthly amounts based on market value fluctuation of Royal Dutch Shell PLC	(49,755)	—	(49,755)
Goldman Sachs & Co.		(2)	Pay or receive monthly amounts based on market value fluctuation of Royal Gold, Inc.	6,692	—	6,692

A115

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Total return swap agreements outstanding at September 30, 2017 (continued):

Counterparty(1)(2)(3)(4)		Long (Short) Notional Amount (000)#	Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(5)
OTC swap agreements (cont’d.):
Goldman Sachs & Co.	GBP	70	Pay or receive monthly amounts based on market value fluctuation of Royal Mail PLC	$10,544	$—	$10,544
Goldman Sachs & Co.	GBP	1	Pay or receive monthly amounts based on market value fluctuation of RPC Group PLC	1,329	—	1,329
Goldman Sachs & Co.		9	Pay or receive monthly amounts based on market value fluctuation of RPC, Inc.	17,951	—	17,951
Goldman Sachs & Co.		(12)	Pay or receive monthly amounts based on market value fluctuation of RR Donnelley & Sons Co.	(7,801)	—	(7,801)
Goldman Sachs & Co.	GBP	(13)	Pay or receive monthly amounts based on market value fluctuation of RSA Insurance Group PLC	1,321	—	1,321
Goldman Sachs & Co.		5	Pay or receive monthly amounts based on market value fluctuation of Ryder System, Inc.	25,646	—	25,646
Goldman Sachs & Co.		(9)	Pay or receive monthly amounts based on market value fluctuation of Sabre Corp.	(333)	—	(333)
Goldman Sachs & Co.		(2)	Pay or receive monthly amounts based on market value fluctuation of Sally Beauty Holdings, Inc.	1,293	—	1,293
Goldman Sachs & Co.	EUR	4	Pay or receive monthly amounts based on market value fluctuation of Sanofi	12,463	—	12,463
Goldman Sachs & Co.		(4)	Pay or receive monthly amounts based on market value fluctuation of Schlumberger Ltd.	(8,152)	—	(8,152)
Goldman Sachs & Co.		3	Pay or receive monthly amounts based on market value fluctuation of Science Applications International Corp.	11,995	—	11,995
Goldman Sachs & Co.		19	Pay or receive monthly amounts based on market value fluctuation of Seagate Technology PLC	(4,667)	—	(4,667)
Goldman Sachs & Co.		(21)	Pay or receive monthly amounts based on market value fluctuation of Sealed Air Corp.	2,530	—	2,530
Goldman Sachs & Co.		(4)	Pay or receive monthly amounts based on market value fluctuation of Seattle Genetics, Inc.	(5,558)	—	(5,558)
Goldman Sachs & Co.	EUR	1	Pay or receive monthly amounts based on market value fluctuation of SEB SA	(1,207)	—	(1,207)
Goldman Sachs & Co.		(2)	Pay or receive monthly amounts based on market value fluctuation of Sempra Energy	8,504	—	8,504
Goldman Sachs & Co.	GBP	(72)	Pay or receive monthly amounts based on market value fluctuation of Serco Group PLC	(4,132)	—	(4,132)
Goldman Sachs & Co.		2	Pay or receive monthly amounts based on market value fluctuation of Service Corp. International	(508)	—	(508)
Goldman Sachs & Co.		(8)	Pay or receive monthly amounts based on market value fluctuation of ServiceNow, Inc.	(8,353)	—	(8,353)

A116

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Total return swap agreements outstanding at September 30, 2017 (continued):

Counterparty(1)(2)(3)(4)		Long (Short) Notional Amount (000)#	Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(5)
OTC swap agreements (cont’d.):
Goldman Sachs & Co.	EUR	(4)	Pay or receive monthly amounts based on market value fluctuation of SFR Group SA	$(394)	$—	$(394)
Goldman Sachs & Co.		(1)	Pay or receive monthly amounts based on market value fluctuation of Sherwin-Williams Co.(The)	(12,379)	—	(12,379)
Goldman Sachs & Co.		1	Pay or receive monthly amounts based on market value fluctuation of Silgan Holdings, Inc.	46	—	46
Goldman Sachs & Co.		(6)	Pay or receive monthly amounts based on market value fluctuation of Six Flags Entertainment Corp.	(24,299)	—	(24,299)
Goldman Sachs & Co.		9	Pay or receive monthly amounts based on market value fluctuation of Skyworks Solutions, Inc.	(32,518)	—	(32,518)
Goldman Sachs & Co.		1	Pay or receive monthly amounts based on market value fluctuation of Snap-on, Inc.	2,477	—	2,477
Goldman Sachs & Co.		(1)	Pay or receive monthly amounts based on market value fluctuation of Snyder’s-Lance, Inc.	(1,915)	—	(1,915)
Goldman Sachs & Co.	EUR	2	Pay or receive monthly amounts based on market value fluctuation of Sodexo SA	6,702	—	6,702
Goldman Sachs & Co.		4	Pay or receive monthly amounts based on market value fluctuation of Sonoco Products Co.	5,870	—	5,870
Goldman Sachs & Co.		(3)	Pay or receive monthly amounts based on market value fluctuation of Sotheby’s	(3,791)	—	(3,791)
Goldman Sachs & Co.		(6)	Pay or receive monthly amounts based on market value fluctuation of Southern Co.(The)	(1,769)	—	(1,769)
Goldman Sachs & Co.		2	Pay or receive monthly amounts based on market value fluctuation of Southwest Gas Holdings, Inc.	(3,628)	—	(3,628)
Goldman Sachs & Co.		(16)	Pay or receive monthly amounts based on market value fluctuation of Southwestern Energy Co.	(1,310)	—	(1,310)
Goldman Sachs & Co.		13	Pay or receive monthly amounts based on market value fluctuation of Spirit AeroSystems Holdings, Inc.	(379)	—	(379)
Goldman Sachs & Co.		(13)	Pay or receive monthly amounts based on market value fluctuation of Splunk, Inc.	26,269	—	26,269
Goldman Sachs & Co.		(33)	Pay or receive monthly amounts based on market value fluctuation of Sprouts Farmers Market, Inc.	—	—	—
Goldman Sachs & Co.		(46)	Pay or receive monthly amounts based on market value fluctuation of Square, Inc.	(5,565)	—	(5,565)
Goldman Sachs & Co.	GBP	(3)	Pay or receive monthly amounts based on market value fluctuation of Standard Chartered PLC	(763)	—	(763)
Goldman Sachs & Co.	GBP	25	Pay or receive monthly amounts based on market value fluctuation of Standard Life Aberdeen PLC	6,641	—	6,641

A117

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Total return swap agreements outstanding at September 30, 2017 (continued):

Counterparty(1)(2)(3)(4)		Long (Short) Notional Amount (000)#	Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(5)
OTC swap agreements (cont’d.):
Goldman Sachs & Co.		5	Pay or receive monthly amounts based on market value fluctuation of State Street Corp.	$4,101	$—	$4,101
Goldman Sachs & Co.		(2)	Pay or receive monthly amounts based on market value fluctuation of Stericycle, Inc.	(1,211)	—	(1,211)
Goldman Sachs & Co.		(2)	Pay or receive monthly amounts based on market value fluctuation of Stifel Financial Corp.	(6,143)	—	(6,143)
Goldman Sachs & Co.	EUR	(5)	Pay or receive monthly amounts based on market value fluctuation of Suez	4,415	—	4,415
Goldman Sachs & Co.		7	Pay or receive monthly amounts based on market value fluctuation of SunTrust Banks, Inc.	29,028	—	29,028
Goldman Sachs & Co.		(32)	Pay or receive monthly amounts based on market value fluctuation of Superior Energy Services, Inc.	(11,319)	—	(11,319)
Goldman Sachs & Co.		(1)	Pay or receive monthly amounts based on market value fluctuation of Symantec Corp.	(6)	—	(6)
Goldman Sachs & Co.		3	Pay or receive monthly amounts based on market value fluctuation of SYNNEX Corp.	27,559	—	27,559
Goldman Sachs & Co.		6	Pay or receive monthly amounts based on market value fluctuation of Synopsys, Inc.	612	—	612
Goldman Sachs & Co.		1	Pay or receive monthly amounts based on market value fluctuation of T. Rowe Price Group, Inc.	5,474	—	5,474
Goldman Sachs & Co.		(7)	Pay or receive monthly amounts based on market value fluctuation of Tableau Software, Inc.	7,844	—	7,844
Goldman Sachs & Co.		(6)	Pay or receive monthly amounts based on market value fluctuation of Targa Resources Corp.	(428)	—	(428)
Goldman Sachs & Co.	GBP	30	Pay or receive monthly amounts based on market value fluctuation of Tate & Lyle PLC	(1,017)	—	(1,017)
Goldman Sachs & Co.	GBP	267	Pay or receive monthly amounts based on market value fluctuation of Taylor Wimpey PLC	31,109	—	31,109
Goldman Sachs & Co.		2	Pay or receive monthly amounts based on market value fluctuation of TCF Financial Corp.	1,363	—	1,363
Goldman Sachs & Co.		2	Pay or receive monthly amounts based on market value fluctuation of TE Connectivity Ltd.	821	—	821
Goldman Sachs & Co.		5	Pay or receive monthly amounts based on market value fluctuation of Tech Data Corp.	6,968	—	6,968
Goldman Sachs & Co.	EUR	(22)	Pay or receive monthly amounts based on market value fluctuation of Technicolor SA	1,659	—	1,659
Goldman Sachs & Co.	EUR	2	Pay or receive monthly amounts based on market value fluctuation of Tecnicas Reunidas SA	(1,393)	—	(1,393)

A118

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Total return swap agreements outstanding at September 30, 2017 (continued):

Counterparty(1)(2)(3)(4)		Long (Short) Notional Amount (000)#	Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(5)
OTC swap agreements (cont’d.):
Goldman Sachs & Co.		17	Pay or receive monthly amounts based on market value fluctuation of TEGNA, Inc.	$16,342	$—	$16,342
Goldman Sachs & Co.		— (r)	Pay or receive monthly amounts based on market value fluctuation of Teledyne Technologies, Inc.	213	—	213
Goldman Sachs & Co.	EUR	(28)	Pay or receive monthly amounts based on market value fluctuation of Telefonica SA	(2,823)	—	(2,823)
Goldman Sachs & Co.	EUR	2	Pay or receive monthly amounts based on market value fluctuation of Teleperformance	3,035	—	3,035
Goldman Sachs & Co.		(13)	Pay or receive monthly amounts based on market value fluctuation of Tempur Sealy International, Inc.	(34,224)	—	(34,224)
Goldman Sachs & Co.		(17)	Pay or receive monthly amounts based on market value fluctuation of Tenet Healthcare Corp.	(11,905)	—	(11,905)
Goldman Sachs & Co.		(2)	Pay or receive monthly amounts based on market value fluctuation of Teradyne, Inc.	(3,168)	—	(3,168)
Goldman Sachs & Co.	GBP	(219)	Pay or receive monthly amounts based on market value fluctuation of Tesco PLC	(9,695)	—	(9,695)
Goldman Sachs & Co.		(4)	Pay or receive monthly amounts based on market value fluctuation of Tesla, Inc.	177,990	—	177,990
Goldman Sachs & Co.		4	Pay or receive monthly amounts based on market value fluctuation of Texas Instruments, Inc.	15,099	—	15,099
Goldman Sachs & Co.		3	Pay or receive monthly amounts based on market value fluctuation of Texas Roadhouse, Inc.	3,674	—	3,674
Goldman Sachs & Co.		9	Pay or receive monthly amounts based on market value fluctuation of Textron, Inc.	13,432	—	13,432
Goldman Sachs & Co.	EUR	4	Pay or receive monthly amounts based on market value fluctuation of Thales SA	3,111	—	3,111
Goldman Sachs & Co.	GBP	(47)	Pay or receive monthly amounts based on market value fluctuation of Thomas Cook Group PLC	(2,210)	—	(2,210)
Goldman Sachs & Co.		(1)	Pay or receive monthly amounts based on market value fluctuation of Tiffany & Co.	(1,795)	—	(1,795)
Goldman Sachs & Co.		(6)	Pay or receive monthly amounts based on market value fluctuation of Time, Inc.	(1,907)	—	(1,907)
Goldman Sachs & Co.		5	Pay or receive monthly amounts based on market value fluctuation of Torchmark Corp.	13,786	—	13,786
Goldman Sachs & Co.	EUR	5	Pay or receive monthly amounts based on market value fluctuation of TOTAL SA	2,672	—	2,672
Goldman Sachs & Co.		(9)	Pay or receive monthly amounts based on market value fluctuation of Tractor Supply Co.	(17,251)	—	(17,251)

A119

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Total return swap agreements outstanding at September 30, 2017 (continued):

Counterparty(1)(2)(3)(4)		Long (Short) Notional Amount (000)#	Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(5)
OTC swap agreements (cont’d.):
Goldman Sachs & Co.		(2)	Pay or receive monthly amounts based on market value fluctuation of TransDigm Group, Inc.	$20,425	$—	$20,425
Goldman Sachs & Co.		6	Pay or receive monthly amounts based on market value fluctuation of Travelers Cos., Inc. (The)	11,027	—	11,027
Goldman Sachs & Co.	GBP	2	Pay or receive monthly amounts based on market value fluctuation of Travis Perkins PLC	649	—	649
Goldman Sachs & Co.		(2)	Pay or receive monthly amounts based on market value fluctuation of TreeHouse Foods, Inc.	(708)	—	(708)
Goldman Sachs & Co.		(8)	Pay or receive monthly amounts based on market value fluctuation of TRI Pointe Group, Inc.	(6,214)	—	(6,214)
Goldman Sachs & Co.		(8)	Pay or receive monthly amounts based on market value fluctuation of Trimble, Inc.	5,288	—	5,288
Goldman Sachs & Co.		11	Pay or receive monthly amounts based on market value fluctuation of Trinity Industries, Inc.	25,549	—	25,549
Goldman Sachs & Co.		(1)	Pay or receive monthly amounts based on market value fluctuation of Triumph Group, Inc.	(1,575)	—	(1,575)
Goldman Sachs & Co.		2	Pay or receive monthly amounts based on market value fluctuation of Trustmark Corp.	3,983	—	3,983
Goldman Sachs & Co.	GBP	6	Pay or receive monthly amounts based on market value fluctuation of TUI AG	(3,222)	—	(3,222)
Goldman Sachs & Co.		(2)	Pay or receive monthly amounts based on market value fluctuation of Twitter, Inc.	1,386	—	1,386
Goldman Sachs & Co.		(1)	Pay or receive monthly amounts based on market value fluctuation of Tyler Technologies, Inc.	(2,411)	—	(2,411)
Goldman Sachs & Co.		10	Pay or receive monthly amounts based on market value fluctuation of Tyson Foods, Inc.	30,668	—	30,668
Goldman Sachs & Co.		11	Pay or receive monthly amounts based on market value fluctuation of U.S. Bancorp	13,777	—	13,777
Goldman Sachs & Co.	EUR	2	Pay or receive monthly amounts based on market value fluctuation of Ubisoft Entertainment SA	(2,640)	—	(2,640)
Goldman Sachs & Co.	GBP	2	Pay or receive monthly amounts based on market value fluctuation of UBM PLC	786	—	786
Goldman Sachs & Co.		8	Pay or receive monthly amounts based on market value fluctuation of UGI Corp.	(8,203)	—	(8,203)
Goldman Sachs & Co.		(1)	Pay or receive monthly amounts based on market value fluctuation of Ulta Beauty, Inc.	943	—	943
Goldman Sachs & Co.		(3)	Pay or receive monthly amounts based on market value fluctuation of Ultimate Software Group, Inc. (The)	(6,608)	—	(6,608)

A120

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Total return swap agreements outstanding at September 30, 2017 (continued):

Counterparty(1)(2)(3)(4)		Long (Short) Notional Amount (000)#	Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(5)
OTC swap agreements (cont’d.):
Goldman Sachs & Co.		— (r)	Pay or receive monthly amounts based on market value fluctuation of United Bankshares, Inc.	$(402)	$—	$(402)
Goldman Sachs & Co.		12	Pay or receive monthly amounts based on market value fluctuation of United Continental Holdings, Inc.	33,090	—	33,090
Goldman Sachs & Co.		10	Pay or receive monthly amounts based on market value fluctuation of United Rentals, Inc.	92,159	—	92,159
Goldman Sachs & Co.		(22)	Pay or receive monthly amounts based on market value fluctuation of United States Steel Corporation	(2,799)	—	(2,799)
Goldman Sachs & Co.		9	Pay or receive monthly amounts based on market value fluctuation of United Therapeutics Corp.	(22,958)	—	(22,958)
Goldman Sachs & Co.	GBP	(7)	Pay or receive monthly amounts based on market value fluctuation of United Utilities Group PLC	1,945	—	1,945
Goldman Sachs & Co.		(3)	Pay or receive monthly amounts based on market value fluctuation of Univar, Inc.	(2,901)	—	(2,901)
Goldman Sachs & Co.		(5)	Pay or receive monthly amounts based on market value fluctuation of Universal Display Corp.	25,635	—	25,635
Goldman Sachs & Co.		3	Pay or receive monthly amounts based on market value fluctuation of Universal Health Services, Inc.	5,050	—	5,050
Goldman Sachs & Co.		7	Pay or receive monthly amounts based on market value fluctuation of Unum Group	15,891	—	15,891
Goldman Sachs & Co.		(1)	Pay or receive monthly amounts based on market value fluctuation of Urban Outfitters, Inc.	(81)	—	(81)
Goldman Sachs & Co.		(1)	Pay or receive monthly amounts based on market value fluctuation of Vail Resorts, Inc.	91	—	91
Goldman Sachs & Co.		— (r)	Pay or receive monthly amounts based on market value fluctuation of Valero Energy Corp.	1,542	—	1,542
Goldman Sachs & Co.		4	Pay or receive monthly amounts based on market value fluctuation of Validus Holdings Ltd.	10,933	—	10,933
Goldman Sachs & Co.		(2)	Pay or receive monthly amounts based on market value fluctuation of Valley National Bancorp	(2,183)	—	(2,183)
Goldman Sachs & Co.		— (r)	Pay or receive monthly amounts based on market value fluctuation of Varex Imaging Corp.	139	—	139
Goldman Sachs & Co.	EUR	(5)	Pay or receive monthly amounts based on market value fluctuation of Veolia Environnement SA	(93)	—	(93)
Goldman Sachs & Co.		(25)	Pay or receive monthly amounts based on market value fluctuation of VeriFone Systems, Inc.	21,841	—	21,841
Goldman Sachs & Co.		— (r)	Pay or receive monthly amounts based on market value fluctuation of Verizon Communications, Inc.	67	—	67

A121

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Total return swap agreements outstanding at September 30, 2017 (continued):

Counterparty(1)(2)(3)(4)		Long (Short) Notional Amount (000)#	Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(5)
OTC swap agreements (cont’d.):
Goldman Sachs & Co.		1	Pay or receive monthly amounts based on market value fluctuation of Vertex Pharmaceuticals, Inc.	$(1,617)	$—	$(1,617)
Goldman Sachs & Co.		(1)	Pay or receive monthly amounts based on market value fluctuation of VF Corp.	(1,700)	—	(1,700)
Goldman Sachs & Co.		6	Pay or receive monthly amounts based on market value fluctuation of Viacom, Inc.	2,947	—	2,947
Goldman Sachs & Co.		(5)	Pay or receive monthly amounts based on market value fluctuation of ViaSat Inc	(8,874)	—	(8,874)
Goldman Sachs & Co.		18	Pay or receive monthly amounts based on market value fluctuation of Vishay Intertechnology, Inc.	11,883	—	11,883
Goldman Sachs & Co.		(3)	Pay or receive monthly amounts based on market value fluctuation of Vista Outdoor, Inc.	(1,669)	—	(1,669)
Goldman Sachs & Co.		(1)	Pay or receive monthly amounts based on market value fluctuation of Visteon Corp.	(2,373)	—	(2,373)
Goldman Sachs & Co.		11	Pay or receive monthly amounts based on market value fluctuation of Vistra Energy Corp.	6,016	—	6,016
Goldman Sachs & Co.	EUR	(15)	Pay or receive monthly amounts based on market value fluctuation of Vivendi SA	(9,693)	—	(9,693)
Goldman Sachs & Co.		4	Pay or receive monthly amounts based on market value fluctuation of VMware, Inc.	(3,290)	—	(3,290)
Goldman Sachs & Co.		— (r)	Pay or receive monthly amounts based on market value fluctuation of W.R. Berkley Corp.	529	—	529
Goldman Sachs & Co.		— (r)	Pay or receive monthly amounts based on market value fluctuation of WABCO Holdings, Inc.	(936)	—	(936)
Goldman Sachs & Co.		(1)	Pay or receive monthly amounts based on market value fluctuation of Wabtec Corp.	(1,519)	—	(1,519)
Goldman Sachs & Co.		19	Pay or receive monthly amounts based on market value fluctuation of Walt Disney Co. (The)	8,730	—	8,730
Goldman Sachs & Co.		8	Pay or receive monthly amounts based on market value fluctuation of Waste Management, Inc.	696	—	696
Goldman Sachs & Co.		— (r)	Pay or receive monthly amounts based on market value fluctuation of Waters Corp.	(3,328)	—	(3,328)
Goldman Sachs & Co.		— (r)	Pay or receive monthly amounts based on market value fluctuation of Watsco, Inc.	(1,707)	—	(1,707)
Goldman Sachs & Co.		(237)	Pay or receive monthly amounts based on market value fluctuation of Weatherford International Ltd.	(35,507)	—	(35,507)
Goldman Sachs & Co.		(14)	Pay or receive monthly amounts based on market value fluctuation of Welbilt, Inc.	(3,027)	—	(3,027)

A122

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Total return swap agreements outstanding at September 30, 2017 (continued):

Counterparty(1)(2)(3)(4)		Long (Short) Notional Amount (000)#	Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(5)
OTC swap agreements (cont’d.):
Goldman Sachs & Co.		4	Pay or receive monthly amounts based on market value fluctuation of WellCare Health Plans, Inc.	$(18,322)	$—	$(18,322)
Goldman Sachs & Co.		(6)	Pay or receive monthly amounts based on market value fluctuation of Wendy’s Co. (The)	390	—	390
Goldman Sachs & Co.		5	Pay or receive monthly amounts based on market value fluctuation of Werner Enterprises, Inc.	8,941	—	8,941
Goldman Sachs & Co.		— (r)	Pay or receive monthly amounts based on market value fluctuation of WESCO International, Inc.	917	—	917
Goldman Sachs & Co.		(1)	Pay or receive monthly amounts based on market value fluctuation of Westar Energy, Inc.	890	—	890
Goldman Sachs & Co.		12	Pay or receive monthly amounts based on market value fluctuation of Western Digital Corp.	(34,311)	—	(34,311)
Goldman Sachs & Co.		10	Pay or receive monthly amounts based on market value fluctuation of Western Union Co. (The)	965	—	965
Goldman Sachs & Co.		6	Pay or receive monthly amounts based on market value fluctuation of Westlake Chemical Corp.	12,947	—	12,947
Goldman Sachs & Co.	GBP	8	Pay or receive monthly amounts based on market value fluctuation of WH Smith PLC	10,221	—	10,221
Goldman Sachs & Co.	GBP	2	Pay or receive monthly amounts based on market value fluctuation of Whitbread PLC	2,056	—	2,056
Goldman Sachs & Co.	GBP	51	Pay or receive monthly amounts based on market value fluctuation of William Hill PLC	3,690	—	3,690
Goldman Sachs & Co.		(16)	Pay or receive monthly amounts based on market value fluctuation of Williams Cos., Inc. (The)	9,229	—	9,229
Goldman Sachs & Co.		11	Pay or receive monthly amounts based on market value fluctuation of Williams-Sonoma, Inc.	7,786	—	7,786
Goldman Sachs & Co.		(1)	Pay or receive monthly amounts based on market value fluctuation of Willis Towers Watson PLC	(1,491)	—	(1,491)
Goldman Sachs & Co.		(41)	Pay or receive monthly amounts based on market value fluctuation of WisdomTree Investments Inc	(49,804)	—	(49,804)
Goldman Sachs & Co.	GBP	91	Pay or receive monthly amounts based on market value fluctuation of WM Morrison Supermarkets PLC	3,673	—	3,673
Goldman Sachs & Co.	GBP	(2)	Pay or receive monthly amounts based on market value fluctuation of Wolseley PLC	(6,584)	—	(6,584)
Goldman Sachs & Co.		5	Pay or receive monthly amounts based on market value fluctuation of Woodward, Inc.	22,814	—	22,814
Goldman Sachs & Co.		(11)	Pay or receive monthly amounts based on market value fluctuation of Workday, Inc.	12,623	—	12,623

A123

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Total return swap agreements outstanding at September 30, 2017 (continued):

Counterparty(1)(2)(3)(4)		Long (Short) Notional Amount (000)#	Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(5)
OTC swap agreements (cont’d.):
Goldman Sachs & Co.		1	Pay or receive monthly amounts based on market value fluctuation of World Fuel Services Corp.	$(1,384)	$—	$(1,384)
Goldman Sachs & Co.	GBP	(80)	Pay or receive monthly amounts based on market value fluctuation of Worldpay Group PLC	2,152	—	2,152
Goldman Sachs & Co.		4	Pay or receive monthly amounts based on market value fluctuation of Worthington Industries, Inc.	(26,078)	—	(26,078)
Goldman Sachs & Co.		(35)	Pay or receive monthly amounts based on market value fluctuation of WPX Energy, Inc.	(28,801)	—	(28,801)
Goldman Sachs & Co.		(6)	Pay or receive monthly amounts based on market value fluctuation of WR Grace & Co.	3,958	—	3,958
Goldman Sachs & Co.		(8)	Pay or receive monthly amounts based on market value fluctuation of Wynn Resorts Ltd.	(40,193)	—	(40,193)
Goldman Sachs & Co.		19	Pay or receive monthly amounts based on market value fluctuation of Xerox Corp.	18,922	—	18,922
Goldman Sachs & Co.		— (r)	Pay or receive monthly amounts based on market value fluctuation of Xilinx, Inc.	(267)	—	(267)
Goldman Sachs & Co.		(12)	Pay or receive monthly amounts based on market value fluctuation of XPO Logistics, Inc.	(67,006)	—	(67,006)
Goldman Sachs & Co.		(32)	Pay or receive monthly amounts based on market value fluctuation of Zayo Group Holdings, Inc.	33,918	—	33,918
Goldman Sachs & Co.		(2)	Pay or receive monthly amounts based on market value fluctuation of Zebra Technologies Corp.	(1,292)	—	(1,292)
Goldman Sachs & Co.		(10)	Pay or receive monthly amounts based on market value fluctuation of Zillow Group, Inc.	5,513	—	5,513
Goldman Sachs & Co.		(42)	Pay or receive monthly amounts based on market value fluctuation of Zynga, Inc.	2,097	—	2,097
Goldman Sachs & Co.		100	Pay quarterly variable payment based on 3 Month LIBOR and receive monthly fixed payment on iBoxx USD Liquid High Yield Index	4,007	106	3,901
JPMorgan Chase		(1,217)	Pay quarterly fixed payments on the JPMSCBK4 Index and receive quarterly variable payments based on 3 Month LIBOR +10bps	55,739	—	55,739
JPMorgan Chase		(349)	Pay quarterly fixed payments on the JPMSCBK4 Index and receive quarterly variable payments based on 3 Month LIBOR -10bps	16,006	—	16,006
JPMorgan Chase		(361)	Pay quarterly fixed payments on the JPMSCBK4 Index and receive quarterly variable payments based on 3 Month LIBOR -10bps	16,569	—	16,569

				$341,622	$4,105	$337,517

(r)	Less than $500 notional.

A124

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Total return swap agreements outstanding at September 30, 2017 (continued):

(1)	Bank of America total return swaps have termination dates of 10/30/17, 12/18/17, 12/19/17, 12/31/17 and 8/31/18, respectively.

(2)	BNP Paribas total return swaps have termination dates of 3/24/18, 7/12/18 and 8/31/18, respectively.

(3)  Goldman Sachs & Co. positions have reset or termination dates of 10/17/17, 10/26/17, 3/20/18 and 2/17/47 respectively. On the Goldman Sachs & Co. positions, the Portfolio receives or pays the total return on the positions shown in the table above and pays or receives a specified LIBOR or Federal Funds floating rate, which is denominated in various foreign currencies based on the local currencies of the positions within the swap.

(4)	JPMorgan Chase total return swaps have termination date of 3/15/18.

(5)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).

Reverse Repurchase Agreement outstanding at September 30, 2017:

Broker	Interest Rate	Trade Date	Value at September 30, 2017	Maturity Date	Cost
Barclays Bank PLC	(0.380)%	08/09/2017	$2,511,275	10/19/2017	$2,494,939
Merrill Lynch International Ltd.	1.300%	09/29/2017	772,691	10/13/2017	770,899
Merrill Lynch International Ltd.	1.300%	09/27/2017	246,444	10/13/2017	248,204
Merrill Lynch International Ltd.	1.360%	09/26/2017	1,052,500	10/03/2017	1,052,500

			$4,582,910		$4,566,542

The aggregate value of Reverse Repurchase Agreement is $4,582,910. Securities with a combined market value of $4,454,294 have been segregated to cover the requirement for the reverse repurchase agreements outstanding as of September 30, 2017.

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2017 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Affiliated Mutual Funds	$3,787,180,153	$—	$—
Common Stocks	301,848,640	188,229,615	29,355
Preferred Stocks	476,983	765,061	—
Rights	—	—	39,386
Unaffiliated Exchange Traded Funds	67,500,562	—	—
Warrants	—	81	—
Asset-Backed Securities
Automobiles	—	7,072,518	—
Collateralized Loan Obligations	—	652,389	—
Consumer Loans	—	120,504	—
Home Equity Loans	—	11,836,289	—
Other	—	626,523	—
Residential Mortgage-Backed Securities	—	10,391,203	—
Student Loans	—	2,497,767	—
Bank Loans	—	580,393	229,038
Commercial Mortgage-Backed Securities	—	8,197,834	—
Convertible Bonds	—	225	85,278
Corporate Bonds	—	303,081,284	—
Foreign Government Bonds	—	288,576,541	—
Municipal Bonds	—	2,690,493	—
Residential Mortgage-Backed Securities	—	45,582,906	—
U.S. Government Agency Obligations	—	28,793,805	—
U.S. Treasury Obligations	—	657,327,152	—
Unaffiliated Funds	149,674,678	—	—
Certificates of Deposit	—	6,804,503	—

A125

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Commercial Paper	$—	$2,799,072	$—
Repurchase Agreement	—	2,100,000	—
Foreign Treasury Obligations	—	5,809,880	—
Options Purchased	499,508	149,201	—
Common Stocks – Short	(108,640,207)	(39,439,015)	—
Preferred Stock – Short	—	(172,431)	—
Options Written	(458,599)	(301,744)	—
Other Financial Instruments*
Financial Futures Contracts	3,988,805	—	—
Commodity Futures Contracts	612,066	—	—
OTC Forward Foreign Currency Exchange Contracts	—	(1,767,659)	—
Centrally Cleared Credit Default Swap Agreements	—	(142,325)	—
OTC Credit Default Swap Agreements	—	(161,851)	—
OTC Currency Swap Agreements	—	(26,895)	—
Centrally Cleared Inflation Swaps Agreements	—	169,453	—
OTC Inflation Swap Agreements	—	(32,655)	—
Centrally Cleared Interest Rate Swap Agreements	—	2,848,333	—
OTC Interest Rate Swap Agreements	—	1,206,863	—
OTC Total Return Swap Agreements	—	339,066	2,556

Total	$4,202,682,589	$1,537,204,379	$385,613

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

A126

AST ADVANCED STRATEGIES PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 99.0%

AFFILIATED MUTUAL FUNDS — 2.6%
AST Goldman Sachs Small-Cap Value Portfolio*	2,318,188	$52,947,407
AST Small-Cap Growth Opportunities Portfolio*	3,215,224	60,767,729
AST Small-Cap Growth Portfolio*	1,411,436	58,673,383
AST Small-Cap Value Portfolio*	2,221,956	62,325,876

TOTAL AFFILIATED MUTUAL FUNDS (cost $167,157,557)(w)		234,714,395

COMMON STOCKS — 50.2%
Aerospace & Defense — 0.7%
BAE Systems PLC (United Kingdom)	1,244,200	10,536,804
Boeing Co. (The)	76,100	19,345,381
BWX Technologies, Inc.	100,213	5,613,932
Leonardo SpA (Italy)	107,300	2,011,878
Meggitt PLC (United Kingdom)	317,500	2,217,644
Raytheon Co.	50,100	9,347,658
United Technologies Corp.	127,100	14,753,768

		63,827,065

Air Freight & Logistics — 0.7%
Deutsche Post AG (Germany)	148,200	6,605,875
Expeditors International of Washington, Inc.	414,681	24,822,805
Royal Mail PLC (United Kingdom)	446,600	2,299,579
United Parcel Service, Inc. (Class B Stock)	241,514	29,003,416

		62,731,675

Airlines — 0.6%
Air New Zealand Ltd. (New Zealand)	1,979,200	4,821,507
Deutsche Lufthansa AG (Germany)	215,400	5,990,000
easyJet PLC (United Kingdom)	131,800	2,150,797
International Consolidated Airlines Group SA (United Kingdom)	396,900	3,155,870
Japan Airlines Co. Ltd. (Japan)	118,800	4,021,537
Qantas Airways Ltd. (Australia)	1,335,100	6,115,194
Ryanair Holdings PLC (Ireland), ADR*	139,609	14,717,581
Southwest Airlines Co.	264,500	14,806,710

		55,779,196

Auto Components — 0.8%
Cie Generale des Etablissements Michelin (France)	121,893	17,784,278
GKN PLC (United Kingdom)	769,940	3,567,562
Keihin Corp. (Japan)	174,400	2,986,109
Magna International, Inc. (Canada)	257,200	13,729,336
Showa Corp. (Japan)	178,800	2,197,878
Toyo Tire & Rubber Co. Ltd. (Japan)	123,700	2,783,475
Toyoda Gosei Co. Ltd. (Japan)	117,000	2,764,983
Valeo SA (France)	262,087	19,446,959
Yokohama Rubber Co. Ltd. (The) (Japan)	184,100	3,796,715

		69,057,295

Automobiles — 0.6%
Bayerische Motoren Werke AG (Germany)	53,100	5,389,313
Daimler AG (Germany)	107,900	8,613,071
General Motors Co.	99,600	4,021,848
Hero MotoCorp Ltd. (India)	176,637	10,223,171
Isuzu Motors Ltd. (Japan)	323,200	4,285,269

	Shares	Value
COMMON STOCKS (Continued)
Automobiles (cont’d.)
Mazda Motor Corp. (Japan)	259,600	$3,977,052
Nissan Motor Co. Ltd. (Japan)	635,100	6,291,697
Renault SA (France)	47,600	4,677,026
Toyota Motor Corp. (Japan)	53,976	3,218,504
Volkswagen AG (Germany)	29,800	5,040,625

		55,737,576

Banks — 4.1%
ABN AMRO Group NV (Netherlands), CVA, 144A	219,100	6,560,744
Australia & New Zealand Banking Group Ltd. (Australia)	150,300	3,501,027
Banco Santander SA (Spain)	668,600	4,676,729
Bank Hapoalim BM (Israel)	559,300	3,913,774
Barclays PLC (United Kingdom)	761,200	1,973,775
Bendigo & Adelaide Bank Ltd. (Australia)	413,300	3,773,498
BNP Paribas SA (France)	303,726	24,503,196
China Merchants Bank Co. Ltd. (China) (Class H Stock)	3,787,500	13,411,739
Citigroup, Inc.	426,400	31,016,336
Credit Agricole SA (France)	334,600	6,091,064
Danske Bank A/S (Denmark)	200,400	8,030,748
DBS Group Holdings Ltd. (Singapore)	353,200	5,437,185
DNB ASA (Norway)	317,000	6,400,253
Fifth Third Bancorp	1,034,500	28,945,310
Gunma Bank Ltd. (The) (Japan)	459,000	2,843,590
ING Groep NV (Netherlands)	325,100	5,992,325
JPMorgan Chase & Co.	639,300	61,059,543
KBC Group NV (Belgium)	168,709	14,313,180
Keiyo Bank Ltd. (The) (Japan)	327,000	1,518,547
Lloyds Banking Group PLC (United Kingdom)	5,987,700	5,441,356
Mediobanca SpA (Italy)	218,900	2,352,379
Mitsubishi UFJ Financial Group, Inc. (Japan)	2,707,600	17,604,372
Mizuho Financial Group, Inc. (Japan)(a)	2,654,300	4,653,093
National Australia Bank Ltd. (Australia)	135,200	3,352,001
Nishi-Nippon Financial Holdings, Inc. (Japan)	128,800	1,410,801
Nordea Bank AB (Sweden)	293,400	3,983,557
Resona Holdings, Inc. (Japan)(a)	1,007,500	5,179,967
Societe Generale SA (France)	100,100	5,865,967
Sumitomo Mitsui Financial Group, Inc. (Japan)	122,100	4,693,424
Swedbank AB (Sweden) (Class A Stock)	92,300	2,555,928
Toronto-Dominion Bank (The) (Canada)	253,971	14,298,908
U.S. Bancorp	419,000	22,454,210
Wells Fargo & Co.	746,100	41,147,415

		368,955,941

Beverages — 0.8%
Coca-Cola Co. (The)	541,076	24,353,831
Monster Beverage Corp.*	618,220	34,156,655
PepsiCo, Inc.	150,800	16,803,644

		75,314,130

Biotechnology — 0.7%
Amgen, Inc.	95,165	17,743,514
CSL Ltd. (Australia)	134,949	14,206,513

A127

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Biotechnology (cont’d.)
Gilead Sciences, Inc.	153,500	$12,436,570
Regeneron Pharmaceuticals, Inc.*	52,254	23,363,808

		67,750,405

Building Products — 0.8%
A.O. Smith Corp.	222,468	13,221,273
Daikin Industries Ltd. (Japan)	142,100	14,390,824
Geberit AG (Switzerland)	25,048	11,858,122
Johnson Controls International PLC	517,541	20,851,728
Kingspan Group PLC (Ireland)	354,807	15,110,343

		75,432,290

Capital Markets — 2.1%
3i Group PLC (United Kingdom)	447,300	5,476,340
Ameriprise Financial, Inc.	80,200	11,910,502
Bank of New York Mellon Corp. (The)	492,700	26,122,954
Brookfield Asset Management, Inc. (Canada) (Class A Stock)	385,867	15,936,307
FactSet Research Systems, Inc.	82,616	14,879,968
Intermediate Capital Group PLC (United Kingdom)	206,800	2,596,619
Invesco Ltd.	187,200	6,559,488
Investec PLC (South Africa)	75,600	552,663
London Stock Exchange Group PLC (United Kingdom)	154,759	7,946,234
Macquarie Group Ltd. (Australia)	176,034	12,603,337
Man Group PLC (United Kingdom)	1,118,400	2,518,306
Morgan Stanley	688,500	33,165,045
Partners Group Holding AG (Switzerland)	18,238	12,381,742
SEI Investments Co.	430,083	26,260,868
St. James’s Place PLC (United Kingdom)	553,251	8,503,343
UBS Group AG (Switzerland)*	457,600	7,828,153

		195,241,869

Chemicals — 1.1%
Arkema SA (France)	128,432	15,758,756
Asahi Kasei Corp. (Japan)	428,000	5,274,019
BASF SE (Germany)	60,700	6,466,714
CF Industries Holdings, Inc.(a)	364,500	12,815,820
DowDuPont, Inc.	303,064	20,981,121
Ecolab, Inc.	156,968	20,187,654
Kaneka Corp. (Japan)	250,000	1,942,499
Lintec Corp. (Japan)	103,200	2,800,968
Mitsubishi Gas Chemical Co., Inc. (Japan)	111,000	2,604,451
Solvay SA (Belgium)	23,200	3,468,347
Toagosei Co. Ltd. (Japan)	137,500	1,843,271
Ube Industries Ltd. (Japan)	155,200	4,491,425
Yara International ASA (Norway)	101,400	4,546,864

		103,181,909

Commercial Services & Supplies — 0.2%
Downer EDI Ltd. (Australia)	1,016,200	5,414,968
Park24 Co. Ltd. (Japan)	109,600	2,669,061
Programmed Maintenance Services Ltd. (Australia)	494,617	1,170,199
Stericycle, Inc.*	117,360	8,405,323

		17,659,551

Communications Equipment — 0.7%
Cisco Systems, Inc	1,939,475	65,224,544

	Shares	Value
COMMON STOCKS (Continued)
Construction & Engineering — 0.1%
Astaldi SpA (Italy)(a)	99,700	$682,963
Carillion PLC (United Kingdom)(a)	628,000	431,648
CIMIC Group Ltd. (Australia)	1	35
Hazama Ando Corp. (Japan)	333,700	2,335,466
Kyowa Exeo Corp. (Japan)	254,600	5,059,170

		8,509,282

Construction Materials — 0.2%
China Resources Cement Holdings Ltd. (China)	3,314,000	2,043,121
CSR Ltd. (Australia)	980,600	3,651,492
Fletcher Building Ltd. (New Zealand)	396,400	2,291,077
Sumitomo Osaka Cement Co. Ltd. (Japan)	583,500	2,580,631
Vulcan Materials Co.	78,800	9,424,480

		19,990,801

Consumer Finance — 0.3%
American Express Co.	252,547	22,845,402
Cembra Money Bank AG (Switzerland)*	1,907	166,842

		23,012,244

Containers & Packaging — 0.2%
International Paper Co.	254,900	14,483,418
Smurfit Kappa Group PLC (Ireland)	142,700	4,474,470

		18,957,888

Distributors — 0.0%
Inchcape PLC (United Kingdom)	284,700	3,292,944

Diversified Financial Services — 0.1%
Fuyo General Lease Co. Ltd. (Japan)	44,400	2,899,909
ORIX Corp. (Japan)	669,000	10,800,485

		13,700,394

Diversified Telecommunication Services — 0.5%
BT Group PLC (United Kingdom)	1,143,500	4,349,289
Nippon Telegraph & Telephone Corp. (Japan)	265,100	12,147,074
Orange SA (France)	321,200	5,259,281
Telia Co. AB (Sweden)	618,300	2,915,557
Verizon Communications, Inc.	396,400	19,617,836

		44,289,037

Electric Utilities — 1.3%
EDP - Energias de Portugal SA (Portugal)	813,800	3,068,576
Enel SpA (Italy)	1,882,800	11,342,511
Exelon Corp.	591,100	22,266,737
Iberdrola SA (Spain)	652,500	5,073,572
PG&E Corp.	585,100	39,839,459
Southern Co. (The)	447,900	22,009,806
SSE PLC (United Kingdom)	202,100	3,781,721
Westar Energy, Inc.	202,800	10,058,880

		117,441,262

Electrical Equipment — 0.0%
Fujikura Ltd. (Japan)	554,000	4,452,422

Electronic Equipment, Instruments & Components — 0.9%
Amphenol Corp. (Class A Stock)	272,736	23,084,375
Enplas Corp. (Japan)	62,900	2,918,890
Hexagon AB (Sweden) (Class B Stock)	222,966	11,060,914
Keyence Corp. (Japan)	37,400	19,891,858

A128

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Electronic Equipment, Instruments & Components (cont’d.)
Kingboard Chemical Holdings Ltd. (Hong Kong)	966,600	$5,147,907
TE Connectivity Ltd.	169,900	14,111,894
Tongda Group Holdings Ltd. (Hong Kong)(a)	12,390,000	3,340,497

		79,556,335

Energy Equipment & Services — 0.4%
Amec Foster Wheeler PLC (United Kingdom)	130,100	889,951
Schlumberger Ltd.	378,806	26,425,507
Tenaris SA (Luxembourg)	391,521	5,549,776

		32,865,234

Equity Real Estate Investment Trusts (REITs) — 2.0%
Alexandria Real Estate Equities, Inc.	41,390	4,924,168
American Tower Corp.	38,361	5,243,181
AvalonBay Communities, Inc.	17,204	3,069,538
Boston Properties, Inc.(a)	47,228	5,803,377
Brandywine Realty Trust	55,139	964,381
Brixmor Property Group, Inc.	57,605	1,082,974
Corporate Office Properties Trust	47,582	1,562,117
CubeSmart(a)	57,123	1,482,913
DCT Industrial Trust, Inc.	34,297	1,986,482
DDR Corp.	142,149	1,302,085
Digital Realty Trust, Inc.(a)	51,871	6,137,895
Douglas Emmett, Inc.(a)	64,039	2,524,417
EastGroup Properties, Inc.	42,756	3,767,659
EPR Properties(a)	54,114	3,773,910
Equinix, Inc.	15,702	7,007,803
Equity Residential(a)	120,401	7,938,038
Essex Property Trust, Inc.(a)	31,210	7,928,276
Federal Realty Investment Trust	30,268	3,759,588
GGP, Inc.(a)	222,405	4,619,352
HCP, Inc.	88,780	2,470,747
Hudson Pacific Properties, Inc., REIT	36,360	1,219,151
Kilroy Realty Corp.	45,904	3,264,692
National Storage Affiliates Trust(a)	34,904	846,073
Nippon Prologis REIT, Inc. (Japan)	3,257	6,864,942
Park Hotels & Resorts, Inc.	33,015	909,888
Prologis, Inc.	110,926	7,039,364
Public Storage	17,831	3,815,656
QTS Realty Trust, Inc. (Class A Stock), REIT(a)	33,449	1,751,390
Retail Properties of America, Inc. (Class A Stock)	71,965	944,900
Rexford Industrial Realty, Inc.	61,974	1,773,696
Ryman Hospitality Properties, Inc.(a)	44,432	2,776,556
Sabra Health Care REIT, Inc.	57,411	1,259,597
SBA Communications Corp.*	149,141	21,483,761
Simon Property Group, Inc.	70,116	11,289,377
SL Green Realty Corp.(a)	28,268	2,864,114
Starwood Waypoint Homes(a)	47,555	1,729,575
Sun Communities, Inc.	71,582	6,133,146
UDR, Inc.	42,045	1,598,971
VEREIT, Inc.	1,194,068	9,898,824
Vornado Realty Trust	38,878	2,988,941
Welltower, Inc.	32,105	2,256,339
Weyerhaeuser Co.	327,300	11,138,019

		181,195,873

	Shares	Value
COMMON STOCKS (Continued)
Food & Staples Retailing — 0.8%
Bid Corp. Ltd. (South Africa)(a)	321,802	$7,218,666
Carrefour SA (France)	181,600	3,665,993
cocokara fine, Inc. (Japan)	51,800	2,955,151
Costco Wholesale Corp.	89,277	14,667,318
Distribuidora Internacional de Alimentacion SA (Spain)	580,300	3,388,997
J Sainsbury PLC (United Kingdom)	1,407,688	4,488,140
Koninklijke Ahold Delhaize NV (Netherlands)	127,500	2,382,278
Matsumotokiyoshi Holdings Co. Ltd. (Japan)	72,800	4,876,260
Metcash Ltd. (Australia)	2,040,500	4,110,206
METRO AG (Germany)*	169,600	3,585,033
Valor Holdings Co. Ltd. (Japan)	63,300	1,353,401
Wal-Mart Stores, Inc.	234,500	18,323,830

		71,015,273

Food Products — 1.0%
Aryzta AG (Switzerland)*	72,100	2,214,614
Bunge Ltd.	192,800	13,391,888
Danone SA (France), ADR(a)	1,826,475	28,766,981
Marine Harvest ASA (Norway)*	100,900	1,995,602
Origin Enterprises PLC (Ireland)	142,200	1,119,580
Premier Foods PLC (United Kingdom)*	672,846	378,994
Prima Meat Packers Ltd. (Japan)	452,000	3,059,699
Salmar ASA (Norway)	55,000	1,555,406
Tate & Lyle PLC (United Kingdom)	230,600	2,002,342
Tyson Foods, Inc. (Class A Stock)	430,900	30,356,905
WH Group Ltd. (Hong Kong), 144A	7,092,000	7,553,001

		92,395,012

Gas Utilities — 0.0%
Gas Natural SDG SA (Spain)	151,000	3,345,016

Health Care Equipment & Supplies — 1.7%
Becton, Dickinson and Co.(a)	42,100	8,249,495
Danaher Corp.	238,973	20,499,105
DexCom, Inc.*(a)	200,952	9,831,577
Edwards Lifesciences Corp.*	90,313	9,872,114
Hologic, Inc.*	297,800	10,926,282
Hoya Corp. (Japan)	221,600	11,983,872
Intuitive Surgical, Inc.*	21,614	22,605,650
Koninklijke Philips NV (Netherlands)	379,859	15,672,885
Medtronic PLC	327,268	25,451,632
Varian Medical Systems, Inc.*	187,677	18,778,961

		153,871,573

Health Care Providers & Services — 0.3%
Aetna, Inc.	158,800	25,250,788
Ship Healthcare Holdings, Inc. (Japan)	88,100	2,721,610
Toho Holdings Co. Ltd. (Japan)(a)	156,200	2,988,759

		30,961,157

Health Care Technology — 0.2%
Cerner Corp.*	295,726	21,091,178

Hotels, Restaurants & Leisure — 1.1%
Carnival Corp.	143,300	9,252,881
Compass Group PLC (United Kingdom)	748,421	15,879,630
Hilton Grand Vacations, Inc.*	26,861	1,037,637
Hilton Worldwide Holdings, Inc.	50,646	3,517,364
Las Vegas Sands Corp.	135,300	8,680,848

A129

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Hotels, Restaurants & Leisure (cont’d.)
Restaurant Group PLC (The) (United Kingdom)	425,632	$1,722,452
Sands China Ltd. (Hong Kong)	2,264,400	11,843,038
Starbucks Corp.	216,961	11,652,975
Yum China Holdings, Inc.*	608,198	24,309,674
Yum! Brands, Inc.	202,239	14,886,813

		102,783,312

Household Durables — 0.3%
Barratt Developments PLC (United Kingdom)	511,722	4,215,651
Bellway PLC (United Kingdom)	126,500	5,595,758
Berkeley Group Holdings PLC (United Kingdom)	112,400	5,601,639
Bovis Homes Group PLC (United Kingdom)	140,500	2,059,286
Electrolux AB (Sweden) (Class B Stock)(a)	104,800	3,566,952
JM AB (Sweden)	73,900	2,324,937
Skyworth Digital Holdings Ltd. (Hong Kong)	5,700,000	2,921,286

		26,285,509

Household Products — 0.5%
Kimberly-Clark Corp.	78,600	9,249,648
Procter & Gamble Co. (The)	412,868	37,562,730

		46,812,378

Independent Power & Renewable Electricity Producers — 0.0%
Uniper SE (Germany)(a)	167,300	4,591,473

Industrial Conglomerates — 0.7%
General Electric Co.	569,700	13,775,346
Nisshinbo Holdings, Inc. (Japan)	242,300	2,867,936
Rheinmetall AG (Germany)	57,100	6,439,975
Roper Technologies, Inc.	85,661	20,849,887
Siemens AG (Germany)	128,842	18,180,717

		62,113,861

Insurance — 2.3%
Aegon NV (Netherlands)	398,200	2,321,104
AIA Group Ltd. (Hong Kong)	2,817,000	20,855,099
Allianz SE (Germany)	44,000	9,881,764
American International Group, Inc.	198,900	12,210,471
Aviva PLC (United Kingdom)	581,500	4,013,470
AXA SA (France)	174,000	5,260,362
Baloise Holding AG (Switzerland)	41,500	6,571,655
Beazley PLC (United Kingdom)	314,700	2,024,129
Brighthouse Financial, Inc.*	103,024	6,263,859
Chubb Ltd.	39,124	5,577,126
CNP Assurances (France)	167,700	3,931,406
Helvetia Holding AG (Switzerland)	6,500	3,532,659
Legal & General Group PLC (United Kingdom)	1,300,900	4,534,252
Loews Corp.	342,100	16,372,906
Marsh & McLennan Cos., Inc.	221,814	18,590,231
MetLife, Inc.	443,100	23,019,045
Muenchener Rueckversicherungs- Gesellschaft AG in Muenchen (Germany)	33,000	7,062,819
NN Group NV (Netherlands)	107,200	4,489,121
Old Mutual PLC (United Kingdom)	1,215,700	3,166,867
Sampo Oyj (Finland) (Class A Stock)	226,255	11,974,353
SCOR SE (France)	91,700	3,845,780

	Shares	Value
COMMON STOCKS (Continued)
Insurance (cont’d.)
Swiss Life Holding AG (Switzerland)*	27,000	$9,518,635
Swiss Re AG (Switzerland)	88,000	7,976,706
XL Group Ltd. (Bermuda)	318,970	12,583,367
Zurich Insurance Group AG (Switzerland)	8,000	2,444,636

		208,021,822

Internet & Direct Marketing Retail — 1.0%
Amazon.com, Inc.*	78,224	75,200,642
Priceline Group, Inc. (The)*	4,647	8,507,821
TripAdvisor, Inc.*(a)	293,694	11,903,418

		95,611,881

Internet Software & Services — 3.1%
Alibaba Group Holding Ltd. (China), ADR*(a)	545,897	94,281,871
Alphabet, Inc. (Class A Stock)*	31,975	31,134,697
Alphabet, Inc. (Class C Stock)*	46,864	44,947,731
Facebook, Inc. (Class A Stock)*	479,417	81,917,983
NetEase, Inc. (China), ADR(a)	35,772	9,437,011
Tencent Holdings Ltd. (China)	453,400	19,822,962

		281,542,255

IT Services — 1.7%
Amadeus IT Group SA (Spain)	161,807	10,523,666
Atos SE (France)	41,000	6,359,392
Automatic Data Processing, Inc.	69,029	7,546,250
FleetCor Technologies, Inc.*	96,729	14,970,747
Genpact Ltd.	497,430	14,301,113
PayPal Holdings, Inc.*	371,998	23,819,033
Visa, Inc. (Class A Stock)(a)	695,714	73,216,942

		150,737,143

Leisure Products — 0.1%
Heiwa Corp. (Japan)	143,400	2,841,627
Mattel, Inc.(a)	458,263	7,093,911

		9,935,538

Life Sciences Tools & Services — 0.5%
Lonza Group AG (Switzerland)*	62,392	16,394,406
Thermo Fisher Scientific, Inc.	136,496	25,825,043

		42,219,449

Machinery — 1.3%
Atlas Copco AB (Sweden) (Class A Stock)	358,534	15,209,853
Deere & Co.	178,244	22,385,664
FANUC Corp. (Japan)	68,800	13,949,450
Fortive Corp.	263,312	18,639,856
Georg Fischer AG (Switzerland)	2,795	3,449,311
Hong Leong Asia Ltd. (Singapore)	377,000	241,105
Illinois Tool Works, Inc.	109,200	16,157,232
Rational AG (Germany)	12,650	8,707,346
Singamas Container Holdings Ltd. (Hong Kong)	5,616,000	1,247,174
Sumitomo Heavy Industries Ltd. (Japan)	94,200	3,781,101
Tsubakimoto Chain Co. (Japan)	372,000	2,973,159
Vesuvius PLC (United Kingdom)	152,000	1,202,541
Wabtec Corp.(a)	138,420	10,485,315

		118,429,107

A130

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Marine — 0.0%
Dfds A/S (Denmark)	44,500	$2,545,142

Media — 0.7%
Charter Communications, Inc. (Class A Stock)*	28,202	10,249,171
Comcast Corp. (Class A Stock)	586,100	22,553,128
I-CABLE Communications Ltd. (Hong Kong)*	347,642	11,423
News Corp. (Class A Stock)	665,000	8,817,900
SKY Perfect JSAT Holdings, Inc. (Japan)	631,200	2,827,910
Trinity Mirror PLC (United Kingdom)	126,600	144,643
Twenty-First Century Fox, Inc. (Class B Stock)	822,500	21,212,275

		65,816,450

Metals & Mining — 0.5%
Aurubis AG (Germany)	28,200	2,286,328
Ausdrill Ltd. (Australia)	991,000	1,564,307
Bekaert SA (Belgium)	53,100	2,549,216
BHP Billiton PLC (Australia)	869,749	15,347,565
Boliden AB (Sweden)	97,400	3,303,746
Dowa Holdings Co. Ltd. (Japan)	67,400	2,475,517
First Quantum Minerals Ltd. (Zambia)	414,256	4,651,354
Fortescue Metals Group Ltd. (Australia)	491,100	1,988,829
Mineral Resources Ltd. (Australia)	235,600	3,015,947
Rio Tinto Ltd. (United Kingdom)	52,100	2,730,818
voestalpine AG (Austria)	90,700	4,625,270

		44,538,897

Multiline Retail — 0.2%
Debenhams PLC (United Kingdom)	1,464,900	972,151
Harvey Norman Holdings Ltd. (Australia)(a)	638,100	1,946,366
Kohl’s Corp.(a)	170,900	7,801,585
Marks & Spencer Group PLC (United Kingdom)	849,800	4,023,525
Myer Holdings Ltd. (Australia)(a)	2,114,200	1,286,285

		16,029,912

Multi-Utilities — 0.1%
A2A SpA (Italy)	2,139,700	3,681,382
Centrica PLC (United Kingdom)	935,900	2,345,699
Engie SA (France)	165,400	2,808,709

		8,835,790

Oil, Gas & Consumable Fuels — 2.4%
Apache Corp.(a)	217,200	9,947,760
BP PLC (United Kingdom)	1,350,000	8,648,086
Caltex Australia Ltd. (Australia)	98,100	2,475,201
Canadian Natural Resources Ltd. (Canada)	345,300	11,564,097
EQT Corp.(a)	130,000	8,481,200
Exxon Mobil Corp.	358,000	29,348,840
Hess Corp.(a)	280,700	13,162,023
Occidental Petroleum Corp.	271,700	17,445,857
OMV AG (Austria)	141,900	8,272,755
Repsol SA (Spain)	266,500	4,918,063
Royal Dutch Shell PLC (Netherlands) (Class A Stock)	499,564	15,130,489
Royal Dutch Shell PLC (Netherlands) (Class B Stock)	138,800	4,273,106
Statoil ASA (Norway)	125,200	2,517,082

	Shares	Value
COMMON STOCKS (Continued)
Oil, Gas & Consumable Fuels (cont’d.)
Suncor Energy, Inc. (Canada)	361,470	$12,668,470
TOTAL SA (France)	392,467	21,073,180
TOTAL SA (France), ADR(a)	604,700	32,363,544
TransCanada Corp. (Canada)	250,069	12,360,911

		214,650,664

Paper & Forest Products — 0.1%
Lee & Man Paper Manufacturing Ltd. (Hong Kong)	2,070,000	2,663,438
UPM-Kymmene OYJ (Finland)	187,200	5,078,915

		7,742,353

Personal Products — 0.4%
Asaleo Care Ltd. (Australia)	1,559,600	1,896,022
Estee Lauder Cos., Inc. (The) (Class A Stock)	180,198	19,432,552
Unilever NV (United Kingdom), CVA	250,801	14,824,998

		36,153,572

Pharmaceuticals — 2.7%
Astellas Pharma, Inc. (Japan)	256,700	3,267,161
Bayer AG (Germany)	38,600	5,272,859
GlaxoSmithKline PLC (United Kingdom)	580,400	11,602,536
Johnson & Johnson	215,700	28,043,157
KYORIN Holdings, Inc. (Japan)	95,200	1,919,369
Merck & Co., Inc.	618,457	39,599,802
Novartis AG (Switzerland), ADR(a)	202,247	17,362,905
Novo Nordisk A/S (Denmark), ADR(a)	591,956	28,502,681
Novo Nordisk A/S (Denmark) (Class B Stock)	307,408	14,779,786
Perrigo Co. PLC(a)	158,400	13,408,560
Pfizer, Inc.	798,100	28,492,170
Roche Holding AG (Switzerland)	48,560	12,412,914
Sanofi (France)	169,300	16,853,158
Sawai Pharmaceutical Co. Ltd. (Japan)	29,900	1,699,930
Teva Pharmaceutical Industries Ltd. (Israel)	70,900	1,261,612
Towa Pharmaceutical Co. Ltd. (Japan)	32,800	1,657,889
Zoetis, Inc.	336,783	21,473,284

		247,609,773

Professional Services — 0.3%
Experian PLC (United Kingdom)	647,630	13,008,706
RELX PLC (United Kingdom)	575,846	12,637,670

		25,646,376

Real Estate Management & Development — 0.2%
CK Asset Holdings Ltd. (Hong Kong)	194,000	1,612,786
LendLease Group (Australia)	468,500	6,600,811
Nomura Real Estate Holdings, Inc. (Japan)	159,400	3,400,336
Wheelock & Co. Ltd. (Hong Kong)	495,000	3,494,153

		15,108,086

Road & Rail — 0.5%
Canadian National Railway Co. (Canada)	235,192	19,486,395
Canadian Pacific Railway Ltd. (Canada)	53,700	9,023,211
Firstgroup PLC (United Kingdom)*	1,684,400	2,643,671
Go-Ahead Group PLC (United Kingdom)	74,300	1,695,514
National Express Group PLC (United Kingdom)	606,200	2,875,901
Sankyu, Inc. (Japan)	60,800	2,575,018

A131

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Road & Rail (cont’d.)
Seino Holdings Co. Ltd. (Japan)	227,300	$3,194,124

		41,493,834

Semiconductors & Semiconductor Equipment — 1.3%
Analog Devices, Inc.	46,588	4,014,488
Applied Materials, Inc.	228,000	11,876,520
Infineon Technologies AG (Germany)	669,893	16,889,519
NXP Semiconductors NV (Netherlands)*	121,998	13,796,754
QUALCOMM, Inc.	848,032	43,961,979
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	2,226,000	15,943,637
Texas Instruments, Inc.	122,100	10,945,044

		117,427,941

Software — 2.5%
Adobe Systems, Inc.*	155,516	23,199,877
ANSYS, Inc.*	76,739	9,418,177
Autodesk, Inc.*	295,718	33,197,303
Constellation Software, Inc. (Canada)	23,468	12,803,531
Intuit, Inc.	117,767	16,739,401
Micro Focus International PLC (United Kingdom)*	211,414	6,766,849
Microsoft Corp.	897,115	66,826,096
Oracle Corp.	763,598	36,919,963
salesforce.com, Inc.*	196,361	18,344,045
Temenos Group AG (Switzerland)*	42,694	4,360,733

		228,575,975

Specialty Retail — 0.5%
Aoyama Trading Co. Ltd. (Japan)	53,900	1,928,834
Geo Holdings Corp. (Japan)(a)	96,500	1,395,417
Kingfisher PLC (United Kingdom)	938,200	3,756,250
Lowe’s Cos., Inc.	107,100	8,561,574
Nitori Holdings Co. Ltd. (Japan)	81,600	11,669,764
Shimachu Co. Ltd. (Japan)	92,800	2,439,644
T-Gaia Corp. (Japan)	111,500	2,168,296
TJX Cos., Inc. (The)(a)	183,075	13,498,120

		45,417,899

Technology Hardware, Storage & Peripherals — 0.2%
Apple, Inc.	59,600	9,185,552
Eizo Corp. (Japan)	62,400	2,472,331
NEC Corp. (Japan)	81,400	2,208,175

		13,866,058

Textiles, Apparel & Luxury Goods — 0.3%
LVMH Moet Hennessy Louis Vuitton SE (France)	72,587	20,065,636
Yue Yuen Industrial Holdings Ltd. (Hong Kong)	758,000	2,892,164

		22,957,800

Thrifts & Mortgage Finance — 0.2%
Housing Development Finance Corp. Ltd. (India)	408,881	10,914,275
Paragon Banking Group PLC (United Kingdom)	512,700	3,019,966

		13,934,241

	Shares	Value
COMMON STOCKS (Continued)
Tobacco — 0.3%
Philip Morris International, Inc.	232,931	$25,857,670

Trading Companies & Distributors — 0.2%
Ferguson PLC (Switzerland)	222,918	14,625,459
Marubeni Corp. (Japan)(a)	566,100	3,869,974

		18,495,433

Wireless Telecommunication Services — 0.1%
KDDI Corp. (Japan)	309,300	8,153,141
NTT DOCOMO, Inc. (Japan)	102,900	2,351,963

		10,505,104

TOTAL COMMON STOCKS (cost $3,636,319,426)		4,568,129,069

PREFERRED STOCKS — 0.2%
Capital Markets — 0.0%
State Street Corp., Series G, 3 Month LIBOR, 5.350%(c)	15,000	408,300

Electric Utilities — 0.1%
NextEra Energy, Inc. (PRFC), CVT, 6.123%	208,694	11,536,604

Health Care Equipment & Supplies — 0.1%
Becton, Dickinson & Co. (PRFC), CVT, 6.125%	51,611	2,852,024

TOTAL PREFERRED STOCKS (cost $13,190,249)		14,796,928

UNAFFILIATED EXCHANGE TRADED FUNDS — 9.8%
iShares Core U.S. Aggregate Bond Fund	1,606,204	176,023,896
iShares Floating Rate Bond ETF(a)	326,300	16,621,722
iShares Intermediate Credit Bond ETF(a)	198,300	21,844,728
iShares JPMorgan USD Emerging Markets Bond ETF(a)	357,823	41,657,754
iShares MSCI EAFE Fund(a)	2,774,946	190,028,302
iShares Russell 1000 Growth Index Fund(a)	349,989	43,769,624
iShares Russell 1000 Value ETF(a)	366,566	43,441,737
iShares Russell 2000 Index Fund ETF(a)	211,658	31,363,482
iShares TIPS Bond Fund	261,686	29,722,296
SPDR S&P 500 ETF Trust Fund	1,093,433	274,703,173
Vanguard REIT Fund(a)	340,771	28,314,662

TOTAL UNAFFILIATED EXCHANGE TRADED FUNDS (cost $764,927,176)		897,491,376

Interest Rate	Maturity Date	Principal Amount (000)#
ASSET-BACKED SECURITIES — 3.8%
Automobiles — 0.1%
DT Auto Owner Trust,
Series 2017-2A, Class A, 144A
1.720%	05/15/20	2,302	2,302,660
Hertz Vehicle Financing LLC,
Series 2016-2A, Class A, 144A
2.950%	03/25/22	800	797,639
OneMain Direct Auto Receivables Trust,
Series 2016-1A, Class C, 144A
4.580%	09/15/21	1,600	1,620,027

A132

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)
Automobiles (cont’d.)
World Omni Automobile Lease Securitization Trust,
Series 2017-A, Class A2
1.680%	12/16/19	3,021	$3,021,771

			7,742,097

Collateralized Loan Obligations — 1.8%
AIMCO CLO (Cayman Islands),
Series 2015-AA, Class A1, 3 Month LIBOR + 1.700%, 144A
3.004%(c)	01/15/28	5,750	5,754,761
Anchorage Capital CLO 6 Ltd. (Cayman Islands),
Series 2015-6A, Class AR, 3 Month LIBOR + 1.270%, 144A
2.574%(c)	07/15/30	4,500	4,502,545
Anchorage Capital CLO 8 Ltd. (Cayman Islands),
Series 2016-8A, Class A1, 3 Month LIBOR + 1.650%, 144A
2.964%(c)	07/28/28	4,500	4,529,727
ARES XXVI CLO Ltd. (Cayman Islands),
Series 2013-1A, Class A, 3 Month LIBOR + 1.100%, 144A
2.404%(c)	04/15/25	1,137	1,139,507
ArrowMark Colorado Holdings (Cayman Islands),
Series 2017-6A, Class A1, 3 Month LIBOR + 1.280%, 144A
2.594%(c)	07/15/29	500	501,547
Atlas Senior Loan Fund Ltd. (Cayman Islands),
Series 2014-1A, Class AR2, 3 Month LIBOR + 1.260%, 144A
2.564%(c)	07/16/29	2,000	2,000,959
Series 2017-8A, Class A, 3 Month LIBOR + 1.300%, 144A
2.607%(c)	01/16/30	3,000	3,012,513
Battalion CLO IV Ltd. (Cayman Islands),
Series 2013-4A, Class A1R, 3 Month LIBOR + 1.140%, 144A
2.453%(c)	10/22/25	500	500,502
Battalion CLO VIII Ltd. (Cayman Islands),
Series 2015-8A, Class A1R, 3 Month LIBOR + 1.340%, 144A
2.644%(c)	07/18/30	2,500	2,501,385
Bean Creek CLO Ltd. (Cayman Islands),
Series 2015-1A, Class A, 3 Month LIBOR + 1.620%, 144A
2.927%(c)	01/20/28	5,000	5,027,849
Benefit Street Partners CLO Ltd. (Cayman Islands),
Series 2017-11A, Class X, 3 Month LIBOR + 1.000%, 144A
1.883%(c)	04/15/29	750	749,961
Series 2013-IIA, Class A1R, 3 Month LIBOR + 1.250%, 144A
2.554%(c)	07/15/29	1,500	1,500,942
Benefit Street Partners CLO VII Ltd. (Cayman Islands),
Series 2015-VIIA, Class A1A, 3 Month LIBOR + 1.530%, 144A
2.834%(c)	07/18/27	4,500	4,520,187
Brookside Mill CLO Ltd. (Cayman Islands),
Series 2013-1A, Class B1, 3 Month LIBOR + 1.750%, 144A
3.054%(c)	04/17/25	1,750	1,749,923

Interest Rate	Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)
Collateralized Loan Obligations (cont’d.)
Canyon Capital CLO Ltd. (Cayman Islands),
Series 2015-1A, Class AS, 3 Month LIBOR + 1.250%, 144A
2.554%(c)	04/15/29	1,000	$999,993
Carlyle US CLO Ltd. (Cayman Islands),
Series 2017-1A, Class A1B, 3 Month LIBOR + 1.230%, 144A
2.391%(c)	04/20/31	2,000	2,002,393
Series 2017-2A, Class A1B, 3 Month LIBOR + 1.220%, 144A
2.551%(c)	07/20/31	750	753,012
Catamaran CLO Ltd. (Cayman Islands),
Series 2015-1A, Class A, 3 Month LIBOR + 1.550%, 144A
2.863%(c)	04/22/27	8,250	8,259,530
Elevation CLO Ltd. (Cayman Islands),
Series 2015-4A, Class A, 3 Month LIBOR + 1.550%, 144A
2.854%(c)	04/18/27	6,500	6,511,214
Series 2015-4A, Class B, 3 Month LIBOR + 2.430%, 144A
3.734%(c)	04/18/27	2,500	2,502,011
Highbridge Loan Management Ltd. (Cayman Islands),
Series 2015-6A, Class A, 3 Month LIBOR + 1.450%, 144A
2.762%(c)	05/05/27	8,250	8,261,688
ICG US CLO Ltd. (Cayman Islands),
Series 2014-1A, Class A1, 3 Month LIBOR + 1.150%, 144A
2.457%(c)	04/20/26	4,500	4,493,456
Series 2017-2A, Class A1, 3 Month LIBOR + 1.280%, 144A
2.597%(c)	10/23/29	5,250	5,290,658
Jackson Mill CLO Ltd. (Cayman Islands),
Series 2015-1A, Class A, 3 Month LIBOR + 1.540%, 144A
2.844%(c)	04/15/27	800	800,857
Jamestown CLO IX Ltd. (Cayman Islands),
Series 2016-9A, Class A1B, 3 Month LIBOR + 1.500%, 144A
2.807%(c)	10/20/28	6,000	6,051,694
Jefferson Mill CLO Ltd. (Cayman Islands),
Series 2015-1A, Class A1, 3 Month LIBOR + 1.500%, 144A
2.807%(c)	07/20/27	4,750	4,748,401
KKR CLO Ltd. (Cayman Islands),
Series 18, Class A, 3 Month LIBOR + 1.270%, 144A
2.587%(c)	07/18/30	4,000	4,002,273
KVK CLO Ltd. (Cayman Islands),
Series 2014-2A, Class AR, 3 Month LIBOR + 1.180%, 144A
2.484%(c)	07/15/26	2,000	2,004,806
Magnetite XI Ltd. (Cayman Islands),
Series 2014-11A, Class A1R, 3 Month LIBOR + 1.120%, 144A
2.424%(c)	01/18/27	2,000	2,002,871
OZLM Funding Ltd. (Cayman Islands),
Series 2013-4A, Class A1R, 3 Month LIBOR + 1.250%, 144A
2.563%(c)	10/22/30	4,000	4,001,161
OZLM Ltd. (Cayman Islands),
Series 2015-11A, Class A1R, 3 Month LIBOR + 1.250%, 144A
2.561%(c)	10/30/30	4,000	4,002,232

A133

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)
Collateralized Loan Obligations (cont’d.)
Palmer Square CLO Ltd. (Cayman Islands),
Series 2015-2A, Class A1AR, 3 Month LIBOR + 1.270%, 144A
2.577%(c)	07/20/30	6,000	$5,964,410
Regatta VIII Funding Ltd. (Cayman Islands),
Series 2017-1A, Class A, 3 Month LIBOR + 1.250%, 144A
2.619%(c)	10/17/30	1,500	1,506,900
Shackleton CLO Ltd. (Cayman Islands),
Series 2014-5A, Class AR, 3 Month LIBOR + 1.140%, 144A
2.452%(c)	05/07/26	7,750	7,753,291
Series 2017-11A, Class A, 3 Month LIBOR + 1.270%, 144A
2.582%(c)	08/15/30	1,250	1,251,361
Sound Point CLO Ltd. (Cayman Islands),
Series 2016-1A, Class A, 3 Month LIBOR + 1.650%, 144A
2.957%(c)	07/20/28	2,500	2,528,948
Series 2016-2A, Class A, 3 Month LIBOR + 1.660%, 144A
2.967%(c)	10/20/28	4,750	4,799,899
Sound Point CLO XVI Ltd. (Cayman Islands),
Series 2017-2A, Class A, 3 Month LIBOR + 1.280%, 144A
2.567%(c)	07/25/30	1,250	1,253,446
TIAA CLO I Ltd. (Cayman Islands),
Series 2016-1A, Class A, 3 Month LIBOR + 1.700%, 144A
3.007%(c)	07/20/28	3,500	3,525,711
TICP CLO VII Ltd. (Cayman Islands),
Series 2017-7A, Class AS, 3 Month LIBOR + 1.230%, 144A
2.534%(c)	07/15/29	2,250	2,250,811
Trinitas CLO IV Ltd. (Cayman Islands),
Series 2016-4A, Class A, 3 Month LIBOR + 1.750%, 144A
3.054%(c)	04/18/28	5,250	5,273,959
Trinitas CLO V Ltd. (Cayman Islands),
Series 2016-5A, Class A, 3 Month LIBOR + 1.700%, 144A
3.014%(c)	10/25/28	4,250	4,267,029
Trinitas CLO VI Ltd. (Cayman Islands),
Series 2017-6A, Class A, 3 Month LIBOR + 1.320%, 144A
2.655%(c)	07/25/29	3,500	3,501,757
Tryon Park CLO Ltd. (Cayman Islands),
Series 2013-1A, Class A1, 3 Month LIBOR + 1.120%, 144A
2.424%(c)	07/15/25	2,750	2,753,918
Vibrant CLO IV Ltd. (Cayman Islands),
Series 2016-4A, Class A1, 3 Month LIBOR + 1.650%, 144A
2.957%(c)	07/20/28	4,250	4,273,812
Voya CLO Ltd. (Cayman Islands),
Series 2013-2A, Class A1, 3 Month LIBOR + 1.150%, 144A
2.464%(c)	04/25/25	458	459,791
Washington Mill CLO Ltd. (Cayman Islands),
Series 2014-1A, Class A1R, 3 Month LIBOR + 1.220%, 144A
2.527%(c)	04/20/26	1,000	999,558
Wellfleet CLO Ltd. (Cayman Islands),
Series 2017-2A, Class A1, 144A
2.385%(s)	10/20/29	4,000	4,018,320

Interest Rate	Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)
Collateralized Loan Obligations (cont’d.)
West CLO Ltd. (Cayman Islands),
Series 2013-1A, Class A1AR, 3 Month LIBOR + 1.160%, 144A
2.472%(c)	11/07/25	3,750	$3,751,109
Zais CLO Ltd. (Cayman Islands),
Series 2017-1A, Class A1, 3 Month LIBOR + 1.370%, 144A
2.572%(c)	07/15/29	1,500	1,500,660

			166,315,248

Consumer Loans — 0.3%
Lendmark Funding Trust,
Series 2017-1A, Class A, 144A
2.830%	12/22/25	1,000	1,000,339
OneMain Financial Issuance Trust,
Series 2014-2A, Class A, 144A
2.470%	09/18/24	468	468,626
Series 2015-2A, Class A, 144A
2.570%	07/18/25	2,387	2,391,300
Series 2015-2A, Class C, 144A
4.320%	07/18/25	1,000	1,000,258
Series 2016-2A, Class A, 144A
4.100%	03/20/28	3,600	3,662,524
Series 2017-1A, Class B, 144A
2.790%	09/14/32	500	496,716
Series 2017-1A, Class C, 144A
3.350%	09/14/32	500	497,191
Oportun Funding IV LLC,
Series 2016-C, Class A, 144A
3.280%	11/08/21	2,200	2,207,690
Oportun Funding VI LLC,
Series 2017-A, Class A, 144A
3.230%	06/08/23	750	754,941
Pnmac Gmsr Trust,
Series 2017-GT2, Class A, 1 Month LIBOR + 4.000%, 144A
5.237%(c)	08/25/23	1,250	1,249,814
SpringCastle America Funding LLC,
Series 2016-AA, Class A, 144A
3.050%	04/25/29	3,227	3,248,564
Springleaf Funding Trust,
Series 2015-AA, Class A, 144A
3.160%	11/15/24	6,575	6,620,926

			23,598,889

Credit Cards — 0.0%
Golden Credit Card Trust (Canada),
Series 2017-1A, Class A, 1 Month LIBOR + 0.400%, 144A
1.634%(c)	02/15/21	2,500	2,508,967

Home Equity Loans — 0.5%
Asset-Backed Funding Certificates Trust,
Series 2004-OPT5, Class A1, 1 Month LIBOR + 0.700%
1.937%(c)	06/25/34	67	66,569
Series 2005-WF1, Class M2, 1 Month LIBOR + 0.600%
1.837%(c)	10/25/34	326	322,699
Asset-Backed Securities Corp. Home Equity Loan Trust,
Series 2004-HE3, Class M1, 1 Month LIBOR + 0.810%
2.047%(c)	06/25/34	1,845	1,836,071

A134

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)
Home Equity Loans (cont’d.)
Bear Stearns Asset-Backed Securities I Trust,
Series 2004-HE10, Class M1, 1 Month LIBOR + 0.980%
2.212%(c)	12/25/34	3,380	$3,325,734
Series 2005-HE5, Class M2, 1 Month LIBOR + 1.040%
2.272%(c)	06/25/35	5,181	5,230,921
Series 2006-HE1, Class 1M1, 1 Month LIBOR + 0.410%
1.647%(c)	12/25/35	561	561,795
Series 2007-HE3, Class 1A2, 1 Month LIBOR + 0.200%
1.437%(c)	04/25/37	683	791,270
Citigroup Mortgage Loan Trust,
Series 2006-AMC1, Class A1, 1 Month LIBOR + 0.150%, 144A
1.382%(c)	09/25/36	1,171	1,142,160
Series 2007-AHL1, Class A2C, 1 Month LIBOR + 0.210%
1.447%(c)	12/25/36	2,900	2,678,997
Citigroup Mortgage Loan Trust, Inc.,
Series 2003-HE3, Class A, 1 Month LIBOR + 0.380%
1.617%(c)	12/25/33	318	316,185
Series 2005-HE4, Class M3, 1 Month LIBOR + 0.460%
1.697%(c)	10/25/35	200	180,960
First NLC Trust,
Series 2007-1, Class A1, 1 Month LIBOR + 0.070%, 144A
1.307%(c)	08/25/37	1,044	663,165
MASTR Asset-Backed Securities Trust,
Series 2005-WF1, Class M2, 1 Month LIBOR + 0.650%
1.882%(c)	06/25/35	888	889,138
Series 2006-NC2, Class A3, 1 Month LIBOR + 0.110%
1.347%(c)	08/25/36	4,032	2,214,135
Morgan Stanley ABS Capital I, Inc. Trust,
Series 2004-HE4, Class M1, 1 Month LIBOR + 0.900%
2.137%(c)	05/25/34	1,702	1,697,472
Series 2005-HE2, Class M2, 1 Month LIBOR + 0.660%
1.897%(c)	01/25/35	602	579,895
Series 2007-HE6, Class A1, 1 Month LIBOR + 0.060%
1.297%(c)	05/25/37	38	22,863
Nomura Home Equity Loan, Inc./Home Equity Loan Trust,
Series 2006-FM1, Class 2A4, 1 Month LIBOR + 0.330%
1.567%(c)	11/25/35	3,000	2,548,996
Series 2006-WF1, Class M2, 1 Month LIBOR + 0.290%
1.527%(c)	03/25/36	700	615,828
NovaStar Mortgage Funding Trust,
Series 2005-3, Class M2, 1 Month LIBOR + 0.710%
1.707%(c)	01/25/36	400	395,760
Option One Mortgage Loan Trust,
Series 2004-3, Class M2, 1 Month LIBOR + 0.860%
2.092%(c)	11/25/34	935	928,364
Series 2005-4, Class M1, 1 Month LIBOR + 0.440%
1.677%(c)	11/25/35	1,107	1,105,166
RAMP Trust,
Series 2005-EFC4, Class M3, 1 Month LIBOR + 0.480%
1.954%(c)	09/25/35	6,600	6,586,103
RASC Trust,
Series 2002-KS4, Class AIIB, 1 Month LIBOR + 0.500%
1.737%(c)	07/25/32	13	12,315
Series 2005-AHL1, Class M1, 1 Month LIBOR + 0.450%
1.687%(c)	09/25/35	367	368,522
Series 2005-KS10, Class M2, 1 Month LIBOR + 0.440%
1.677%(c)	11/25/35	2,000	1,991,545

Interest Rate	Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)
Home Equity Loans (cont’d.)
Renaissance Home Equity Loan Trust,
Series 2007-3, Class AF3
7.238%	09/25/37	619	$354,932
Soundview Home Loan Trust,
Series 2006-3, Class A4, 1 Month LIBOR + 0.250%
1.487%(c)	11/25/36	4,000	3,265,316
Series 2006-NLC1, Class A1, 1 Month LIBOR + 0.060%, 144A
1.297%(c)	11/25/36	26	11,158
Series 2006-OPT2, Class A3, 1 Month LIBOR + 0.180%
1.417%(c)	05/25/36	1,070	1,064,615
Terwin Mortgage Trust,
Series 2003-6HE, Class A1, 1 Month LIBOR + 0.940%
2.177%(c)	11/25/33	61	59,964
WaMu Asset-Backed Certificates Trust,
Series 2007-HE2, Class 2A3, 1 Month LIBOR + 0.250%
1.487%(c)	04/25/37	4,776	2,728,251

			44,556,864

Residential Mortgage-Backed Securities — 1.0%
Ameriquest Mortgage Securities Trust,
Series 2005-R4, Class M2, 1 Month LIBOR + 0.450%
1.687%(c)	07/25/35	7,400	7,406,252
Series 2006-R1, Class M1, 1 Month LIBOR + 0.390%
1.627%(c)	03/25/36	2,900	2,867,667
Bayview Opportunity Master Fund IIIb Trust,
Series 2017-RN2, Class A1, 144A
3.475%(cc)	04/28/32	2,217	2,230,656
Bear Stearns Asset-Backed Securities I Trust,
Series 2007-AQ1, Class A1, 1 Month LIBOR + 0.110%
1.347%(c)	04/25/31	201	214,599
CIM Trust,
Series 2017-6
3.015%	06/25/57	1,690	1,681,222
Countrywide Asset-Backed Certificates Trust,
Series 2004-ECC1, Class M2, 1 Month LIBOR + 1.050%
2.287%(c)	09/25/34	952	953,077
Series 2005-11, Class MV3, 1 Month LIBOR + 0.530%
1.767%(c)	02/25/36	700	692,948
Series 2005-17, Class 2AV, 1 Month LIBOR + 0.240%
1.477%(c)	05/25/36	5,165	5,140,372
Series 2005-17, Class MV1, 1 Month LIBOR + 0.460%
1.697%(c)	05/25/36	2,600	2,574,003
Series 2006-26, Class 1A, 1 Month LIBOR + 0.140%
1.377%(c)	06/25/37	2,983	2,592,924
Credit-Based Asset Servicing & Securitization LLC,
Series 2006-CB9, Class A1, 1 Month LIBOR + 0.060%
1.297%(c)	11/25/36	22	14,038
Series 2007-CB6, Class A1, 1 Month LIBOR + 0.120%, 144A
1.354%(c)	07/25/37	49	31,682
CSAB Mortgage-Backed Trust,
Series 2006-4, Class A6A
5.684%	12/25/36	46	22,889
CSMC Trust,
Series 2016-RPL1, Class A1, 1 Month LIBOR + 3.150%, 144A
4.387%(c)	12/26/46	4,018	4,030,911
Series 2017-6R, Class 1A1

A135

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)
Residential Mortgage-Backed Securities (cont’d.)
2.786%	03/06/47	2,154	$2,158,555
Fieldstone Mortgage Investment Trust,
Series 2006-1, Class A2, 1 Month LIBOR + 0.190%
1.427%(c)	05/25/36	2,173	1,587,852
First Franklin Mortgage Loan Trust,
Series 2006-FF5, Class 2A4, 1 Month LIBOR + 0.240%
1.477%(c)	04/25/36	1,100	956,927
Series 2006-FF10, Class A5, 1 Month LIBOR + 0.310%
1.547%(c)	07/25/36	1,000	944,449
GSAMP Trust,
Series 2003-FM1, Class M1, 1 Month LIBOR + 1.230%
2.466%(c)	03/20/33	1,129	1,135,375
Series 2005-WMC1, Class M1, 1 Month LIBOR + 0.740%
1.972%(c)	09/25/35	224	211,788
Series 2006-NC2, Class A2B, 1 Month LIBOR + 0.090%
1.327%(c)	06/25/36	1,523	996,443
Series 2007-HE2, Class A2C, 1 Month LIBOR + 0.270%
1.507%(c)	03/25/47	3,582	2,938,862
Series 2007-NC1, Class A2C, 1 Month LIBOR + 0.150%
1.387%(c)	12/25/46	2,621	1,635,654
Home Equity Mortgage Loan Asset-Backed Trust,
Series 2007-B, Class 2A2, 1 Month LIBOR + 0.160%
1.397%(c)	07/25/37	4,829	3,357,776
JPMorgan Mortgage Acquisition Trust,
Series 2006-WMC3, Class A3, 1 Month LIBOR + 0.110%
1.347%(c)	08/25/36	114	73,293
Series 2007-CH1, Class MV6, 1 Month LIBOR + 0.550%
1.787%(c)	11/25/36	7,700	6,875,741
Long Beach Mortgage Loan Trust,
Series 2005-WL2, Class M3, 1 Month LIBOR + 0.780%
2.017%(c)	08/25/35	2,000	1,722,291
Series 2006-11, Class 1A, 1 Month LIBOR + 0.160%
1.397%(c)	12/25/36	7,031	4,754,603
Merrill Lynch Mortgage Investors Trust,
Series 2006-RM4, Class A2A, 1 Month LIBOR + 0.080%
1.317%(c)	09/25/37	4	1,356
Series 2007-HE2, Class A2A, 1 Month LIBOR + 0.120%
1.357%(c)	02/25/37	12	5,286
Morgan Stanley ABS Capital I, Inc. Trust,
Series 2006-WMC2, Class A2FP, 1 Month LIBOR + 0.050%
1.287%(c)	07/25/36	73	47,977
Morgan Stanley IXIS Real Estate Capital Trust,
Series 2006-2, Class A1, 1 Month LIBOR + 0.050%
1.287%(c)	11/25/36	1	532
Park Place Securities, Inc., Asset-Backed Pass-Through Certificates,
Series 2004-WHQ2, Class M3, 1 Month LIBOR + 1.040%
2.272%(c)	02/25/35	5,400	5,436,901
Series 2005-WCW2, Class M1, 1 Month LIBOR + 0.500%
1.984%(c)	07/25/35	1,684	1,689,662
Series 2005-WHQ4, Class M1, 1 Month LIBOR + 0.470%
1.707%(c)	09/25/35	1,700	1,703,301
RASC Trust,
Series 2006-KS3, Class M1, 1 Month LIBOR + 0.330%
1.567%(c)	04/25/36	400	387,328
Saxon Asset Securities Trust,
Series 2005-1, Class M2, 1 Month LIBOR + 0.720%
1.957%(c)	05/25/35	500	446,714
Series 2005-1, Class M3, 1 Month LIBOR + 0.780%

Interest Rate	Maturity Date	Principal Amount (000)#		Value
ASSET-BACKED SECURITIES (Continued)
Residential Mortgage-Backed Securities (cont’d.)
2.017%(c)	05/25/35		772	$525,331
Securitized Asset-Backed Receivables LLC Trust,
Series 2007-BR5, Class A2A, 1 Month LIBOR + 0.130%
1.367%(c)	05/25/37		239	186,291
Series 2007-HE1, Class A2A, 1 Month LIBOR + 0.060%
1.297%(c)	12/25/36		66	24,680
Series 2007-NC1, Class A2A, 1 Month LIBOR + 0.050%
1.287%(c)	12/25/36		2	1,132
Structured Asset Investment Loan Trust,
Series 2005-4, Class M3, 1 Month LIBOR + 0.720%
1.957%(c)	05/25/35		2,500	2,504,869
Series 2005-6, Class M3, 1 Month LIBOR + 0.810%
2.047%(c)	07/25/35		3,000	2,729,132
Towd Point Mortgage Funding PLC (United Kingdom),
Series 2016-V1A, Class A1
1.482%	02/20/54	GBP	1,507	2,030,191
Towd Point Mortgage Trust,
Series 2017-4, Class A1, 144A
2.750%(cc)	06/25/57		1,865	1,873,194
U.S. Residential Opportunity Fund III Trust,
Series 2016-3III, Class A, 144A
3.598%	10/27/36		503	501,502
U.S. Residential Opportunity Fund IV Trust,
Series 2016-3IV, Class A, 144A
3.598%	10/27/36		1,514	1,519,470
VOLT LV LLC,
Series 2017-NPL2, Class A1, 144A
3.500%	03/25/47		181	182,264
VOLT LVII LLC,
Series 2017-NPL4, Class A1, 144A
3.375%	04/25/47		3,006	3,022,809
VOLT LX LLC,
Series 2017-NPL7, Class A1, 144A
3.250%	04/25/59		519	521,026
VOLT LXII LLC,
Series 2017-NPL9, Class A1, 144A
3.125%	09/25/47		1,000	1,000,271
Wachovia Mortgage Loan Trust,
Series 2005-WMC1, Class M1, 1 Month LIBOR + 0.660%
1.897%(c)	10/25/35		3,901	3,917,767
WaMu Asset-Backed Certificates Trust,
Series 2006-HE5, Class 2A1, 1 Month LIBOR + 0.060%
1.297%(c)	10/25/36		79	43,167

				90,105,002

Student Loans — 0.1%
Navient Student Loan Trust,
Series 2016-7A, Class A, 1 Month LIBOR + 1.150%, 144A
2.387%(c)	03/25/66		1,176	1,189,826
SLM Private Education Loan Trust,
Series 2013-B, Class A2A, 144A
1.850%	06/17/30		779	779,585
SLM Student Loan Trust,
Series 2003-2, Class A5
1.000%(s)	12/15/23	EUR	247	290,836
Series 2003-5, Class A5
0.077%(s)	06/17/24	EUR	374	439,791
Series 2007-3, Class A3, 3 Month LIBOR + 0.040%
1.354%(c)	04/25/19		244	243,102

A136

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
ASSET-BACKED SECURITIES (Continued)
Student Loans (cont’d.)
SMB Private Education Loan Trust,
Series 2017-A, Class A1, 1 Month LIBOR + 0.450%, 144A
1.684%(c)	06/17/24		2,098	$2,101,712
SoFi Professional Loan Program,
Series 2017-A, Class A2A, 144A
1.550%	03/26/40		2,297	2,291,048
South Carolina Student Loan Corp.,
Series 2005, Class A3, 3 Month LIBOR + 0.140%
1.456%(c)	12/01/23		447	447,409
Utah State Board of Regents,
Series 2017-1, Class A, 1 Month LIBOR + 0.750%
1.987%(c)	01/25/57		1,656	1,651,219

				9,434,528

TOTAL ASSET-BACKED SECURITIES (cost $334,057,841)				344,261,595

BANK LOANS — 0.2%
Energy — 0.0%
Energy Future Intermediate Holding Company LLC,
Term Loan (DIP), 1 Month LIBOR + 3.000%
4.235%(c)	06/30/18		500	502,292

Healthcare & Pharmaceutical — 0.0%
Avantor,
Term Loan, 3 Month EURIBOR x Factor + 4.250%
4.250%(c)	09/30/24	EUR	450	532,960

Internet Software & Services — 0.1%
McAfee LLC,
Term Loan, 3 Month LIBOR + 4.500%
5.833%(c)	09/30/24		2,200	2,209,900
Term Loan, 3 Month LIBOR + 8.500%
9.833%(c)	09/30/25		550	549,313

				2,759,213

Lodging — 0.0%
Las Vegas Sands LLC,
Refinancing Term B Loan, 1 Month LIBOR + 2.000%
3.235%(c)	03/29/24		592	594,768

Oil & Gas — 0.0%
CD&R Firefly Bidco Ltd. (United Kingdom),
Facility B1, 3 Month GBP LIBOR x Factor + 4.500%
4.835%(c)	12/29/17	GBP	850	1,151,527
Petroleo Global Trading BV,
Term Loan, 3 Month LIBOR + 2.140%^
3.597%(c)	06/14/19		400	391,999

				1,543,526

Pharmaceuticals — 0.0%
Valeant Pharmaceuticals International, Inc.,
Series F Tranche B Term Loan, 1 Month LIBOR + 4.750%
5.990%(c)	04/01/22		786	799,907
5.990%(c)	04/01/22		—(r)	483

				800,390

Real Estate — 0.0%
Lightstone Holding Co. LLC,
Refinancing Term B Loan, 1 Month LIBOR + 4.500%
5.735%(c)	01/30/24		1,026	1,021,166
Refinancing Term C Loan, 1 Month LIBOR + 4.500%
5.735%(c)	01/30/24		64	63,629

Interest Rate	Maturity Date	Principal Amount (000)#		Value
BANK LOANS (Continued)
Real Estate (cont’d.)
				$1,084,795

Retail — 0.1%
Intervias Finco Ltd.,
Facility D1, 3 Month GBP LIBOR x Factor + 5.000%
5.286%(c)	10/31/17	GBP	1,000	1,348,164
Peer Holdings BV (United Kingdom),
Facility B, 3 Month EURIBOR + 3.250%
3.250%(c)	02/25/22	EUR	1,000	1,191,053
PetSmart, Inc.,
Tranche B-2 Loan, 1 Month LIBOR + 3.000%
4.240%(c)	05/01/18		500	423,393
Rite Aid Corp.,
Tranche 2 Term Loan (Second Lien), 1 Month LIBOR + 3.875%
5.115%(c)	06/21/21		1,375	1,379,870

				4,342,480

Technology Hardware, Storage & Peripherals — 0.0%
Dell International LLC,
Term A-3 Loan, 1 Month LIBOR + 2.000%
3.200%(c)	12/31/18		2,200	2,200,785

Telecommunications — 0.0%
CenturyLink, Inc.,
Initial Term B Loan
2.750%	01/31/25		2,200	2,128,106

TOTAL BANK LOANS (cost $16,326,914)				16,489,315

COMMERCIAL MORTGAGE-BACKED SECURITIES — 1.5%
245 Park Avenue Trust,
Series 2017-245P, Class A, 144A
3.508%	06/05/37		1,560	1,604,613
Assurant Commercial Mortgage Trust,
Series 2016-1A, Class B, 144A
4.462%	05/15/49		4,200	4,122,990
BANK,
Series 2017-BNK5, Class A4
3.131%	06/15/60		4,200	4,200,766
Series 2017-BNK6, Class A4
3.254%	07/15/60		3,200	3,235,027
Barclays Commercial Mortgage Securities Trust,
Series 2016-ETC, Class A, 144A
2.937%	08/14/36		1,170	1,152,148
Series 2016-ETC, Class B, 144A
3.189%	08/14/36		510	498,666
Series 2016-ETC, Class C, 144A
3.391%	08/14/36		430	420,343
Series 2016-ETC, Class D, 144A
3.729%(cc)	08/14/36		1,610	1,553,720
CD Mortgage Trust,
Series 2017-CD4, Class A3
3.248%	05/10/50		3,000	3,033,216
Series 2017-CD5, Class A3
3.171%	08/15/50		3,300	3,310,626
Citigroup Commercial Mortgage Trust,
Series 2015-GC27, Class XB, IO
0.360%(cc)	02/10/48		76,865	1,434,624
Series 2016-C1, Class A4

A137

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
3.209%	05/10/49	1,900	$1,916,995
Series 2016-GC37, Class A4
3.314%	04/10/49	5,500	5,582,921
Commercial Mortgage Trust,
Series 2013-LC13, Class XA, IO
1.487%(cc)	08/10/46	42,119	1,718,610
Series 2014-UBS4, Class A5
3.694%	08/10/47	6,005	6,270,913
Series 2015-CR26, Class A4
3.630%	10/10/48	800	831,924
Series 2015-DC1, Class XA, IO
1.309%(cc)	02/10/48	60,587	3,406,306
Series 2015-PC1, Class A5
3.902%	07/10/50	7,594	8,018,196
Series 2016-DC2, Class A5
3.765%	02/10/49	2,200	2,301,860
Series 2017-COR2, Class A2
3.239%	09/10/50	3,750	3,773,869
Series 2017-COR2, Class A3
3.510%	09/10/50	1,250	1,282,678
CSMC Trust,
Series 2014-USA, Class A2, 144A
3.953%	09/15/37	4,470	4,630,275
Series 2016-NXSR, Class A4
3.795%(cc)	12/15/49	1,000	1,045,823
DBJPM Mortgage Trust,
Series 2016-C3, Class A4
2.632%	09/10/49	4,000	3,880,056
Series 2017-C6, Class A4
3.071%	06/10/50	2,700	2,692,046
DBWF Mortgage Trust,
Series 2016-85T, Class D, 144A
3.935%(cc)	12/10/36	1,300	1,299,222
Series 2016-85T, Class E, 144A
3.935%(cc)	12/10/36	1,200	1,139,033
GS Mortgage Securities Trust,
Series 2012-GCJ9, Class XA, IO
2.304%(cc)	11/10/45	2,616	218,520
Series 2017-GS6, Class A2
3.164%	05/10/50	3,100	3,117,725
Series 2017-GS7, Class A3
3.167%	08/10/50	5,540	5,541,174
Series 2017-GS7, Class A4
3.430%	08/10/50	1,330	1,357,634
IMT Trust,
Series 2017-APTS, Class AFX, 144A
3.478%	06/15/34	1,050	1,075,796
JPMCC Commercial Mortgage Securities Trust,
Series 2017-JP7, Class A4
3.195%	09/15/50	3,000	3,019,084
JPMDB Commercial Mortgage Securities Trust,
Series 2017-C5, Class A4
3.414%	03/15/50	2,100	2,156,739
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2010-C2, Class A3, 144A
4.070%	11/15/43	1,300	1,359,806
Series 2016-JP2, Class A3
2.559%	08/15/49	2,800	2,703,255

Interest Rate	Maturity Date	Principal Amount (000)#	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
LCCM,
Series 2017-LC26, Class A4, 144A
3.551%	07/12/50	4,200	$4,291,834
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2015-C23, Class A3
3.451%	07/15/50	10,000	10,278,557
Rosslyn Portfolio Trust,
Series 2017-ROSS, Class XCP, IO, 144A
0.342%(cc)	06/15/33	184,540	391,225
Shops at Crystals Trust,
Series 2016-CSTL, Class A, 144A
3.126%	07/05/36	300	297,777
UBS Commercial Mortgage Trust,
Series 2017-C2, Class A3
3.225%	08/15/50	4,300	4,341,454
Vornado DP LLC Trust,
Series 2010-VNO, Class A2FX, 144A
4.004%	09/13/28	700	735,390
Wells Fargo Commercial Mortgage Trust,
Series 2015-LC20, Class A4
2.925%	04/15/50	1,647	1,644,143
Series 2016-C35, Class A3
2.674%	07/15/48	4,500	4,370,418
Series 2017-C39, Class A4
3.157%	09/15/50	5,000	5,011,328
Series 2017-C39, Class A5
3.418%	09/15/50	2,500	2,558,527
Series 2017-RB1, Class A4
3.374%	03/15/50	4,700	4,798,497

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $134,264,196)			133,626,349

CORPORATE BONDS — 12.4%
Agriculture — 0.1%
BAT Capital Corp. (United Kingdom),
Gtd. Notes, 144A
3.222%	08/15/24	2,965	2,972,306
Gtd. Notes, 3 Month LIBOR + 0.590%, 144A
1.905%(c)	08/14/20	1,900	1,903,413
2.195%(c)	08/15/22	2,200	2,207,182
Imperial Brands Finance PLC (United Kingdom),
Gtd. Notes, 144A
2.950%	07/21/20	2,700	2,740,980

			9,823,881

Airlines — 0.3%
American Airlines 2013-2 Class A Pass-Through Trust,
Pass-Through Certificates
4.950%	07/15/24	1,795	1,922,523
American Airlines 2015-1 Class A Pass-Through Trust,
Pass-Through Certificates
3.375%	11/01/28	1,098	1,106,506
American Airlines 2016-1 Class AA Pass-Through Trust,
Pass-Through Certificates
3.575%	07/15/29	471	485,170
Continental Airlines 2009-2 Class A Pass-Through Trust,
Pass-Through Certificates
7.250%	05/10/21	260	286,053

A138

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Airlines (cont’d.)
Continental Airlines 2012-3 Class C Pass-Through Trust,
Pass-Through Certificates
6.125%	04/29/18		1,500	$1,531,875
Delta Air Lines, Inc.,
Sr. Unsec’d. Notes
2.875%	03/13/20		1,080	1,092,145
Latam Airlines 2015-1 Pass-Through Trust A (Chile),
Pass-Through Certificates
4.200%	08/15/29		4,014	4,084,594
Latam Airlines 2015-1 Pass-Through Trust B (Chile),
Pass-Through Certificates
4.500%	08/15/25		6,724	6,751,357
Turkish Airlines 2015-1 Class A Pass Through Trust (Turkey),
Pass-Through Certificates, 144A
4.200%	09/15/28		7,611	7,382,444
United Airlines 2016-1 Class AA Pass-Through Trust,
Pass-Through Certificates
3.100%	01/07/30		1,455	1,452,919

				26,095,586

Apparel — 0.0%
Hanesbrands Finance Luxembourg SCA,
Gtd. Notes, 144A
3.500%	06/15/24	EUR	550	696,584

Auto Manufacturers — 0.3%
American Honda Finance Corp.,
Sr. Unsec’d. Notes, MTN, 3 Month LIBOR + 0.350%
1.669%(c)	11/05/21		1,200	1,202,256
Ford Motor Co.,
Sr. Unsec’d. Notes
4.750%	01/15/43		560	549,033
5.291%	12/08/46		305	318,238
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
3.096%	05/04/23		1,510	1,496,703
3.219%	01/09/22		5,050	5,116,278
Sr. Unsec’d. Notes, MTN, 3 Month LIBOR + 1.580%
2.884%(c)	01/08/19		5,400	5,476,948
General Motors Co.,
Sr. Unsec’d. Notes
6.600%	04/01/36		20	23,758
General Motors Financial Co., Inc.,
Gtd. Notes
3.150%	01/15/20		4,610	4,690,565
3.450%	04/10/22		3,125	3,176,346
3.500%	07/10/19		2,500	2,560,505
3.700%	05/09/23		1,605	1,635,624
Jaguar Land Rover Automotive PLC (United Kingdom),
Gtd. Notes, 144A
2.200%	01/15/24	EUR	300	357,582
4.125%	12/15/18		1,500	1,524,375
4.250%	11/15/19		250	257,188
Tesla, Inc.,
Gtd. Notes, 144A
5.300%	08/15/25		400	390,000

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Auto Manufacturers (cont’d.)
Volkswagen Group of America Finance LLC (Germany),
Gtd. Notes, 144A
2.125%	05/23/19	200	$200,084

			28,975,483

Auto Parts & Equipment — 0.1%
Adient Global Holdings Ltd.,
Gtd. Notes, 144A
3.500%	08/15/24	EUR 701	857,505
Goodyear Tire & Rubber Co. (The),
Gtd. Notes
5.000%	05/31/26	650	677,625
5.125%	11/15/23	525	549,281
IHO Verwaltungs GmbH (Germany),
Sr. Sec’d. Notes, Cash coupon 3.250% or PIK 4.000%, 144A
3.250%	09/15/23	EUR 1,000	1,227,656
Sr. Sec’d. Notes, Cash coupon 3.750% or PIK 4.500%, 144A
3.750%	09/15/26	EUR 975	1,218,606
Lear Corp.,
Sr. Unsec’d. Notes
5.250%	01/15/25	2,500	2,672,292
LKQ Italia Bondco SpA,
Gtd. Notes, 144A
3.875%	04/01/24	EUR 1,250	1,623,109

			8,826,074

Banks — 4.8%
Banca Carige SpA (Italy),
Covered Bonds, EMTN
3.875%	10/24/18	EUR 2,800	3,418,707
Bank Nederlandse Gemeenten NV (Netherlands),
Unsec’d. Notes, MTN, 144A
1.750%	10/05/20	600	597,738
Bank of America Corp.,
Jr. Sub. Notes
6.300%	12/31/49(a)	795	898,350
Sr. Unsec’d. Notes, GMTN
3.593%	07/21/28	660	666,407
Sr. Unsec’d. Notes, MTN
2.881%	04/24/23	2,400	2,410,405
4.000%	04/01/24	2,200	2,324,197
4.125%	01/22/24	1,100	1,170,251
4.443%	01/20/48	970	1,050,380
5.000%	05/13/21	5,085	5,532,974
6.875%	04/25/18	1,400	1,440,298
Sub. Notes, MTN
4.000%	01/22/25	4,750	4,915,258
4.450%	03/03/26	4,090	4,324,092
Bank of America NA,
Sr. Unsec’d. Notes
1.750%	06/05/18	3,500	3,503,725
Bank of New York Mellon Corp. (The),
Jr. Sub. Notes
4.625%	12/31/49	1,205	1,229,341
Banque Centrale de Tunisie International Bond (Tunisia),
Sr. Unsec’d. Notes
5.625%	02/17/24	EUR 2,000	2,440,610

A139

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Banks (cont’d.)
Barclays PLC (United Kingdom),
Sr. Unsec’d. Notes
3.200%	08/10/21	785	$797,058
3.684%	01/10/23	1,005	1,030,701
4.375%	01/12/26	1,285	1,341,660
Sr. Unsec’d. Notes, 3 Month LIBOR + 1.630%
2.929%(c)	01/10/23	2,600	2,656,134
3.419%(c)	08/10/21	4,000	4,176,434
Sr. Unsec’d. Notes, EMTN
3.250%	02/12/27	GBP 2,000	2,748,332
BNP Paribas SA (France),
Sr. Unsec’d. Notes, MTN, 144A
2.950%	05/23/22	1,540	1,553,546
Sub. Notes, 144A
4.625%	03/13/27	220	232,901
BPCE SA (France),
Gtd. Notes, MTN, 144A
3.000%	05/22/22	570	573,149
Sub. Notes, MTN, 144A
4.500%	03/15/25	1,440	1,488,089
CIT Group, Inc.,
Sr. Unsec’d. Notes
3.875%	02/19/19	400	407,500
Sr. Unsec’d. Notes, 144A
5.500%	02/15/19	1,302	1,360,590
Citigroup, Inc.,
Jr. Sub. Notes
5.950%	12/31/49	2,395	2,523,731
6.125%	12/31/49	1,020	1,091,400
6.250%	12/31/49(a)	410	461,250
8.400%	04/29/49	2,400	2,502,000
Sr. Unsec’d. Notes
2.700%	03/30/21	1,800	1,820,068
3.668%	07/24/28	740	747,247
3.700%	01/12/26	3,025	3,101,438
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.960%
2.274%(c)	04/25/22	3,200	3,219,405
2.746%(c)	09/01/23	1,500	1,538,359
Sub. Notes
4.300%	11/20/26	700	729,105
4.450%	09/29/27	3,850	4,063,816
Citizens Bank NA,
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.570%
1.887%(c)	05/26/20	2,700	2,705,670
Commerzbank Finance & Covered Bond SA (Luxembourg),
Covered Bonds
4.250%	06/04/18	EUR 5,100	6,197,275
Cooperatieve Rabobank UA (Netherlands),
Sr. Unsec’d. Notes
6.875%	03/19/20	EUR 2,000	2,744,841
Credit Suisse Group Funding Guernsey Ltd. (Switzerland),
Gtd. Notes
3.125%	12/10/20	500	510,032
3.450%	04/16/21	2,500	2,565,401
3.750%	03/26/25	2,240	2,281,714
3.800%	09/15/22	3,350	3,477,146
3.800%	06/09/23	1,650	1,708,002
Gtd. Notes, 3 Month LIBOR + 2.290%

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Banks (cont’d.)
3.594%(c)	04/16/21	3,100	$3,255,882
DBS Group Holdings Ltd. (Singapore),
Sr. Unsec’d. Notes, MTN, 144A
2.246%	07/16/19	1,100	1,101,979
Deutsche Bank AG (Germany),
Sr. Unsec’d. Notes
1.875%	02/13/18	1,175	1,175,226
4.250%	10/14/21	6,900	7,228,134
Sr. Unsec’d. Notes, GMTN
3.375%	05/12/21	160	163,070
Development Bank of Japan, Inc. (Japan),
Gov’t. Gtd. Notes
1.050%	06/20/23	JPY 150,000	1,404,423
Gov’t. Gtd. Notes, MTN, 144A
1.625%	09/01/21	4,200	4,083,744
2.125%	09/01/22	1,300	1,286,920
Dexia Credit Local SA (France),
Gov’t. Liquid Gtd. Notes
1.875%	01/29/20	1,000	995,723
Gov’t. Liquid Gtd. Notes, 144A
2.375%	09/20/22	11,800	11,767,752
Discover Bank,
Sr. Unsec’d. Notes
3.450%	07/27/26	390	381,599
4.200%	08/08/23	2,000	2,122,250
Goldman Sachs Group, Inc. (The),
Jr. Sub. Notes
5.300%	12/31/49	440	472,450
5.375%	12/31/49	1,850	1,916,785
Sr. Unsec’d. Notes
3.500%	01/23/25	8,995	9,125,879
3.750%	02/25/26	235	240,576
3.850%	01/26/27	1,905	1,946,271
Sr. Unsec’d. Notes, 3 Month LIBOR + 1.200%
2.520%(c)	09/15/20	2,400	2,445,445
HBOS Capital Funding LP (United Kingdom),
Gtd. Notes
9.540%	03/29/49	GBP 200	277,380
ING Bank NV (Netherlands),
Covered Bonds, MTN, 144A
2.625%	12/05/22	900	910,947
Intesa Sanpaolo SpA (Italy),
Sr. Unsec’d. Notes, 144A
3.875%	07/14/27	610	612,463
Sub. Notes, MTN, 144A
5.017%	06/26/24	2,100	2,134,867
Itau Corp. Banca (Chile),
Sr. Unsec’d. Notes
3.125%	01/15/18	2,700	2,703,787
JPMorgan Chase & Co.,
Jr. Sub. Notes
5.300%	12/31/49	2,750	2,866,875
Sr. Unsec’d. Notes
2.950%	10/01/26	1,430	1,399,545
3.125%	01/23/25	5,740	5,782,056
3.200%	01/25/23	2,265	2,322,937
3.882%	07/24/38	1,020	1,028,291
3.900%	07/15/25	2,500	2,632,173
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.900%

A140

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Banks (cont’d.)
2.214%(c)	04/25/23		3,100	$3,121,979
2.796%(c)	03/01/21		4,800	4,953,599
Sub. Notes
3.875%	09/10/24		1,250	1,301,583
4.250%	10/01/27		1,175	1,239,128
KBC Bank NV (Belgium),
Sub. Notes
8.000%	01/25/23		200	203,383
Lansforsakringar Hypotek AB (Sweden),
Covered Bonds, MTN
2.250%	09/21/22	SEK	143,200	18,821,881
Lloyds Banking Group PLC (United Kingdom),
Jr. Sub. Notes
7.000%	12/29/49	GBP	2,000	2,789,832
7.625%	12/29/49	GBP	700	1,049,213
Macquarie Bank Ltd. (Australia),
Sr. Unsec’d. Notes, MTN, 3 Month LIBOR + 0.350%, 144A
1.684%(c)	04/04/19		1,300	1,299,896
Manufacturers & Traders Trust Co.,
Sr. Unsec’d. Notes
2.900%	02/06/25		2,300	2,280,795
Mitsubishi UFJ Financial Group, Inc. (Japan),
Sr. Unsec’d. Notes, 3 Month LIBOR + 1.880%
3.196%(c)	03/01/21		1,000	1,040,422
Morgan Stanley,
Jr. Sub. Notes
5.550%	12/31/49		1,535	1,599,278
Sr. Unsec’d. Notes
4.375%	01/22/47		670	712,743
Sr. Unsec’d. Notes, MTN
3.125%	07/27/26		885	868,067
3.971%	07/22/38		315	316,798
4.300%	01/27/45		3,070	3,218,186
Sub. Notes, GMTN
4.350%	09/08/26		1,450	1,518,016
MUFG Americas Holdings Corp.,
Sr. Unsec’d. Notes
2.250%	02/10/20		2,800	2,805,179
National City Corp.,
Sub. Notes
6.875%	05/15/19		3,930	4,229,080
Nordea Hypotek AB (Sweden),
Covered Bonds, MTN
1.000%	04/08/22	SEK	18,100	2,257,119
Nykredit Realkredit A/S (Denmark),
Covered Bonds
1.000%	10/01/17	DKK	102,500	16,280,899
1.000%	04/01/18	DKK	110,700	17,702,857
2.000%	10/01/17	DKK	47,700	7,572,294
2.000%	04/01/18	DKK	36,900	5,932,717
2.000%	10/01/47	DKK	169,844	27,036,113
2.500%	10/01/47	DKK	4,469	736,194
PNC Bank NA,
Sr. Unsec’d. Notes, MTN
3.250%	06/01/25		2,335	2,383,670
Realkredit Danmark A/S (Denmark),
Covered Bonds
1.000%	04/01/18	DKK	96,700	15,453,908
1.000%	04/01/18	DKK	54,300	8,683,515

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Banks (cont’d.)
2.000%	10/01/47	DKK	135,128	$21,483,100
Covered Bonds, MTN
2.500%	10/01/47	DKK	3,949	648,666
Royal Bank of Scotland PLC (The) (United Kingdom),
Sub. Notes, EMTN
6.934%	04/09/18	EUR	400	489,365
Santander Holdings USA, Inc.,
Sr. Unsec’d. Notes, 3 Month LIBOR + 1.450%
2.767%(c)	11/24/17		100	100,198
Santander UK Group Holdings PLC (United Kingdom),
Sr. Unsec’d. Notes
2.875%	10/16/20		2,000	2,027,964
2.875%	08/05/21		2,300	2,310,382
Santander UK PLC (United Kingdom),
Sr. Unsec’d. Notes
2.375%	03/16/20		2,500	2,518,906
Stadshypotek AB (Sweden),
Covered Bonds
4.500%	09/21/22	SEK	62,000	8,992,561
Covered Bonds, 144A
1.875%	10/02/19		1,900	1,893,518
Covered Bonds, MTN
1.500%	12/15/21	SEK	10,000	1,275,522
4.250%	10/10/17	AUD	3,800	2,982,690
State Street Corp.,
Jr. Sub. Notes
5.250%	12/31/49		1,280	1,347,200
Sumitomo Mitsui Banking Corp. (Japan),
Gtd. Notes
2.450%	01/16/20		2,025	2,040,723
Sumitomo Mitsui Trust Bank Ltd. (Japan),
Sr. Unsec’d. Notes, 144A
2.050%	03/06/19		1,000	1,000,858
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.510%, 144A
1.826%(c)	03/06/19		2,500	2,505,732
Sveriges Sakerstallda Obligationer AB (Sweden),
Covered Bonds
1.250%	06/15/22	SEK	141,000	17,746,102
2.000%	06/17/26	SEK	35,000	4,425,227
Swedbank Hypotek AB (Sweden),
Covered Bonds, MTN
1.000%	09/15/21	SEK	35,000	4,386,136
Toronto-Dominion Bank (The) (Canada),
Covered Bonds, 144A
2.250%	03/15/21		1,400	1,400,749
2.500%	01/18/23(a)		3,100	3,119,264
UBS AG (Switzerland),
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.580%, 144A
1.897%(c)	06/08/20		5,100	5,119,125
Sr. Unsec’d. Notes, MTN, 144A
2.200%	06/08/20		2,200	2,203,951
Sr. Unsec’d. Notes, MTN, 3 Month LIBOR + 0.320%, 144A
1.637%(c)	12/07/18		1,800	1,802,659
Sub. Notes, EMTN
4.750%	05/22/23		3,000	3,041,340
UBS Group Funding Switzerland AG (Switzerland),
Gtd. Notes, 144A
2.650%	02/01/22		2,900	2,888,596
2.859%	08/15/23		1,620	1,614,724

A141

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Banks (cont’d.)
4.253%	03/23/28		1,500	$1,573,509
Wells Fargo & Co.,
Jr. Sub. Notes
7.980%	12/31/49		5,500	5,665,000
Sr. Unsec’d. Notes, 3 Month LIBOR + 1.230%
2.541%(c)	10/31/23		2,100	2,148,235
Westpac Banking Corp. (Australia),
Covered Bonds, 144A
1.850%	11/26/18		2,200	2,201,004

				440,423,506

Beverages — 0.0%
Anheuser-Busch InBev Finance, Inc. (Belgium),
Gtd. Notes
4.700%	02/01/36		2,115	2,331,857
4.900%	02/01/46		565	638,206

				2,970,063

Biotechnology — 0.0%
Amgen, Inc.,
Sr. Unsec’d. Notes
4.663%	06/15/51		2,381	2,611,514
Celgene Corp.,
Sr. Unsec’d. Notes
3.250%	08/15/22		950	980,441

				3,591,955

Building Materials — 0.0%
Standard Industries, Inc.,
Sr. Unsec’d. Notes, 144A
5.375%	11/15/24		2,200	2,338,160
US Concrete, Inc.,
Gtd. Notes
6.375%	06/01/24		600	646,500

				2,984,660

Chemicals — 0.2%
Agrium, Inc. (Canada),
Sr. Unsec’d. Notes
4.125%	03/15/35		175	177,792
5.250%	01/15/45		1,220	1,398,049
Blue Cube Spinco, Inc.,
Gtd. Notes
9.750%	10/15/23	(a)	1,605	1,950,075
CF Industries, Inc.,
Gtd. Notes
5.375%	03/15/44		1,230	1,174,650
Dow Chemical Co. (The),
Sr. Unsec’d. Notes
4.125%	11/15/21		1,480	1,568,079
4.625%	10/01/44		1,050	1,113,160
Eastman Chemical Co.,
Sr. Unsec’d. Notes
2.700%	01/15/20		2,750	2,783,090
3.800%	03/15/25	(a)	1,338	1,373,901
4.650%	10/15/44		330	349,223
LyondellBasell Industries NV,
Sr. Unsec’d. Notes
4.625%	02/26/55		600	618,426
5.750%	04/15/24		2,270	2,601,677

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Chemicals (cont’d.)
RPM International, Inc.,
Sr. Unsec’d. Notes
6.500%	02/15/18		2,745	$2,792,132
Sherwin-Williams Co. (The),
Sr. Unsec’d. Notes
3.450%	06/01/27		425	427,955
Solvay Finance America LLC (Belgium),
Gtd. Notes, 144A
4.450%	12/03/25		1,400	1,504,724

				19,832,933

Commercial Services — 0.1%
Central Nippon Expressway Co. Ltd. (Japan),
Sr. Unsec’d. Notes, EMTN
2.091%	09/14/21		700	684,669
Ecolab, Inc.,
Sr. Unsec’d. Notes
2.250%	01/12/20		740	744,959
ERAC USA Finance LLC,
Gtd. Notes, 144A
2.350%	10/15/19		1,500	1,506,080
3.300%	12/01/26		2,670	2,618,810
4.500%	02/15/45		625	621,631
Moody’s Corp.,
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.350%
1.666%(c)	09/04/18		2,380	2,384,199
Nielsen Finance LLC/Nielsen Finance Co.,
Gtd. Notes, 144A
5.000%	04/15/22	(a)	1,450	1,502,563
United Rentals North America, Inc.,
Gtd. Notes
4.875%	01/15/28		700	703,500
5.500%	05/15/27		450	479,813
5.875%	09/15/26		225	244,406

				11,490,630

Computers — 0.1%
Dell International LLC/EMC Corp.,
Sr. Sec’d. Notes, 144A
3.480%	06/01/19		1,255	1,279,921
4.420%	06/15/21		1,750	1,837,352
5.450%	06/15/23		2,500	2,735,999
Hewlett Packard Enterprise Co.,
Sr. Unsec’d. Notes
2.850%	10/05/18		585	590,848
Seagate HDD Cayman,
Gtd. Notes
3.750%	11/15/18		1,625	1,653,421

				8,097,541

Diversified Financial Services — 1.1%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Netherlands),
Gtd. Notes
3.750%	05/15/19		1,550	1,586,069
4.500%	05/15/21		500	529,016
4.625%	10/30/20		800	851,355
5.000%	10/01/21		1,700	1,834,370

A142

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Diversified Financial Services (cont’d.)
Ally Financial, Inc.,
Gtd. Notes
6.250%	12/01/17		100	$100,575
Sr. Unsec’d. Notes
3.250%	02/13/18		300	302,190
3.600%	05/21/18		7,000	7,053,900
Arrow Global Finance PLC (United Kingdom),
Sr. Sec’d. Notes, 144A
5.125%	09/15/24	GBP	375	520,087
BOC Aviation Ltd. (Singapore),
Sr. Unsec’d. Notes, MTN, 144A
2.750%	09/18/22		1,600	1,585,958
3.500%	09/18/27		500	496,179
BRFkredit A/S (Denmark),
Covered Bonds
1.000%	04/01/18	DKK	28,400	4,543,287
2.000%	10/01/17	DKK	3,600	571,820
2.000%	10/01/47	DKK	6,000	953,901
2.500%	10/01/47	DKK	250	41,247
4.000%	01/01/18	DKK	47,800	7,673,789
Daiwa Securities Group, Inc. (Japan),
Sr. Unsec’d. Notes, 144A
3.129%	04/19/22		3,200	3,236,416
Doric Nimrod Air Finance Alpha Ltd. Pass-Through Trust (Guernsey),
Pass-Through Certificates, 144A
5.125%	11/30/24		1,083	1,125,192
5.250%	05/30/25		1,492	1,572,697
Emerald Bay SA (Luxembourg),
Second Lien^
10.459%	04/06/19	EUR	2,285	2,317,299
International Lease Finance Corp.,
Sr. Sec’d. Notes, 144A
7.125%	09/01/18		3,200	3,350,547
Sr. Unsec’d. Notes
5.875%	04/01/19		100	105,340
6.250%	05/15/19		1,600	1,700,617
Intrum Justitia AB (Sweden),
Sr. Unsec’d. Notes, 144A
3.125%	07/15/24	EUR	600	716,023
LeasePlan Corp. NV (Netherlands),
Sr. Unsec’d. Notes, 144A
2.500%	05/16/18		2,100	2,102,616
Lehman Brothers Holdings, Inc.,
Sr. Unsec’d. Notes(d)
2.851%	12/23/99		200	12,500
2.907%	11/16/99		400	25,200
5.625%	01/24/99		1,700	107,100
Lincoln Finance Ltd. (Netherlands),
Sr. Sec’d. Notes
6.875%	04/15/21	EUR	500	626,699
Navient Corp.,
Sr. Unsec’d. Notes
5.875%	03/25/21		100	104,875
Sr. Unsec’d. Notes, MTN
4.875%	06/17/19		1,200	1,242,000
5.500%	01/15/19		2,800	2,893,464
8.000%	03/25/20		900	992,250
8.450%	06/15/18		750	781,500

Interest Rate	Maturity Date		Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Diversified Financial Services (cont’d.)
Nordea Kredit Realkreditaktieselskab (Denmark),
Covered Bonds
1.000%	10/01/17		DKK	56,500	$8,968,786
2.000%	10/01/17		DKK	29,200	4,635,450
2.000%	10/01/17		DKK	26,400	4,190,955
2.000%	01/01/18		DKK	34,500	5,519,447
2.000%	01/01/18		DKK	100	15,960
2.000%	10/01/47		DKK	63,745	10,141,265
2.500%	10/01/47		DKK	695	114,423
OneMain Financial Holdings LLC,
Gtd. Notes, 144A
6.750%	12/15/19			3,550	3,683,125
Rio Oil Finance Trust (Brazil),
Sr. Sec’d. Notes
9.250%	07/06/24			1,232	1,280,603
Sr. Sec’d. Notes, 144A
9.250%	07/06/24			2,754	2,862,551
Springleaf Finance Corp.,
Gtd. Notes, MTN
6.900%	12/15/17			500	503,750
Synchrony Financial,
Sr. Unsec’d. Notes
2.700%	02/03/20			2,980	2,999,080
Sr. Unsec’d. Notes, 3 Month LIBOR + 1.400%
2.711%(c)	11/09/17			200	200,208

					96,771,681

Electric — 0.5%
Abu Dhabi National Energy Co. PJSC (United Arab Emirates),
Sr. Unsec’d. Notes, 144A
2.500%	01/12/18			3,000	3,000,402
AES Corp.,
Sr. Unsec’d. Notes
7.375%	07/01/21			2,325	2,656,545
Calpine Corp.,
Sr. Unsec’d. Notes
5.500%	02/01/24			1,300	1,235,000
Commonwealth Edison Co.,
First Mortgage
3.700%	03/01/45			475	469,056
Consolidated Edison Co. of New York, Inc.,
Sr. Unsec’d. Notes
3.850%	06/15/46			1,020	1,034,239
ContourGlobal Power Holdings SA,
Sr. Sec’d. Notes, 144A
5.125%	06/15/21		EUR	1,300	1,609,075
Dominion Energy, Inc.,
Jr. Sub. Notes
4.104%	04/01/21			2,310	2,421,077
Sr. Unsec’d. Notes
2.850%	08/15/26			405	389,866
Duke Energy Corp.,
Sr. Unsec’d. Notes
2.650%	09/01/26			1,385	1,324,492
Dynegy, Inc.,
Gtd. Notes
7.625%	11/01/24	(a)		4,300	4,455,875
Gtd. Notes, 144A

A143

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Electric (cont’d.)
8.000%	01/15/25	(a)	5,300	$5,485,500
Emera US Finance LP (Canada),
Gtd. Notes
3.550%	06/15/26		785	790,285
Enel Americas SA (Chile),
Sr. Unsec’d. Notes
4.000%	10/25/26		245	250,809
Entergy Corp.,
Sr. Unsec’d. Notes
5.125%	09/15/20		3,850	4,116,597
Entergy Gulf States Louisiana LLC,
First Mortgage
3.950%	10/01/20		1,700	1,766,847
Eversource Energy,
Sr. Unsec’d. Notes
3.150%	01/15/25		780	785,031
Exelon Generation Co. LLC,
Sr. Unsec’d. Notes
2.950%	01/15/20		795	809,063
Majapahit Holding BV (Indonesia),
Gtd. Notes
7.750%	01/20/20		3,300	3,679,830
NRG Energy, Inc.,
Gtd. Notes
7.250%	05/15/26		425	455,813
NV Energy, Inc.,
Sr. Unsec’d. Notes
6.250%	11/15/20		250	278,874
Pacific Gas & Electric Co.,
Sr. Unsec’d. Notes
3.300%	03/15/27		1,945	1,978,832
PECO Energy Co.,
First Ref. Mortgage
4.800%	10/15/43		910	1,047,775
PSEG Power LLC,
Gtd. Notes
3.000%	06/15/21		865	880,819
Southwestern Public Service Co.,
First Mortgage
3.700%	08/15/47		1,335	1,328,016

				42,249,718

Electronics — 0.0%
Fortive Corp.,
Sr. Unsec’d. Notes
3.150%	06/15/26		650	647,846
Honeywell International, Inc.,
Sr. Unsec’d. Notes
0.650%	02/21/20		EUR 900	1,080,096

				1,727,942

Entertainment — 0.1%
Cinemark USA, Inc.,
Gtd. Notes
4.875%	06/01/23		1,550	1,565,500
CPUK Finance Ltd. (United Kingdom),
Sec’d. Notes, 144A
4.250%	02/28/47		GBP 225	306,743
4.875%	02/28/47		GBP 125	170,117

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Entertainment (cont’d.)
Pinnacle Entertainment, Inc.,
Sr. Unsec’d. Notes
5.625%	05/01/24	2,300	$2,351,750

			4,394,110

Foods — 0.2%
Albertsons Cos LLC/Safeway, Inc./New Albertson’s, Inc./Albertson’s LLC,
Gtd. Notes
5.750%	03/15/25	500	440,000
Danone SA (France),
Sr. Unsec’d. Notes, 144A
2.077%	11/02/21	1,700	1,670,103
Darling Ingredients, Inc.,
Gtd. Notes
5.375%	01/15/22	2,000	2,075,000
Ingles Markets, Inc.,
Sr. Unsec’d. Notes
5.750%	06/15/23	1,800	1,759,500
JBS USA LUX SA/JBS USA Finance, Inc. (Brazil),
Gtd. Notes, 144A
5.750%	06/15/25	2,050	2,042,313
Kraft Heinz Foods Co.,
Gtd. Notes
3.000%	06/01/26	1,285	1,230,891
4.375%	06/01/46	375	370,287
5.000%	07/15/35	700	762,611
Kroger Co. (The),
Sr. Unsec’d. Notes
4.450%	02/01/47(a)	260	246,254
Mondelez International Holdings Netherlands BV,
Gtd. Notes, 144A
2.000%	10/28/21	1,200	1,178,292
Post Holdings, Inc.,
Gtd. Notes, 144A
6.000%	12/15/22	1,500	1,571,250
Tyson Foods, Inc.,
Gtd. Notes
5.150%	08/15/44	190	216,457

			13,562,958

Forest Products & Paper — 0.0%
Georgia-Pacific LLC,
Sr. Unsec’d. Notes, 144A(original cost $1,847,864;purchased 02/11/15)(f)
3.600%	03/01/25	1,820	1,880,734
International Paper Co.,
Sr. Unsec’d. Notes(original cost $1,451,017; purchased 02/18/15)(f)
4.800%	06/15/44	1,410	1,516,341

			3,397,075

Gas — 0.0%
AmeriGas Partners LP/AmeriGas Finance Corp.,
Sr. Unsec’d. Notes
5.625%	05/20/24	700	737,625
5.875%	08/20/26	700	728,000

A144

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Gas (cont’d.)
Sempra Energy,
Sr. Unsec’d. Notes
2.400%	03/15/20		945	$948,564
Southern Co. Gas Capital Corp.,
Gtd. Notes
4.400%	06/01/43		350	358,735

				2,772,924

Healthcare-Products — 0.1%
Abbott Laboratories,
Sr. Unsec’d. Notes
2.900%	11/30/21		2,600	2,647,668
Becton Dickinson & Co.,
Sr. Unsec’d. Notes
2.675%	12/15/19		1,100	1,113,207
4.685%	12/15/44		1,400	1,479,910
Medtronic, Inc.,
Gtd. Notes
4.625%	03/15/45		2,360	2,684,366
Zimmer Biomet Holdings, Inc.,
Sr. Unsec’d. Notes
2.700%	04/01/20		1,300	1,312,975

				9,238,126

Healthcare-Services — 0.4%
Aetna, Inc.,
Sr. Unsec’d. Notes
3.500%	11/15/24		1,000	1,043,543
6.750%	12/15/37		1,410	1,957,217
Anthem, Inc.,
Sr. Unsec’d. Notes
7.000%	02/15/19		2,600	2,772,753
Centene Corp.,
Sr. Unsec’d. Notes
4.750%	05/15/22		1,425	1,487,344
CHS/Community Health Systems, Inc.,
Gtd. Notes
6.875%	02/01/22	(a)	1,700	1,334,500
8.000%	11/15/19	(a)	1,700	1,655,375
Cigna Corp.,
Sr. Unsec’d. Notes
3.250%	04/15/25		2,400	2,430,558
HCA Healthcare, Inc.,
Sr. Unsec’d. Notes
6.250%	02/15/21		5,000	5,412,500
HCA, Inc.,
Gtd. Notes
5.875%	02/15/26		375	402,656
HealthSouth Corp.,
Gtd. Notes
5.125%	03/15/23		300	310,035
5.750%	11/01/24		1,600	1,642,000
Humana, Inc.,
Sr. Unsec’d. Notes
3.950%	03/15/27		310	323,880
Laboratory Corp. of America Holdings,
Sr. Unsec’d. Notes
2.625%	02/01/20		270	272,878
3.200%	02/01/22		1,225	1,253,794

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Healthcare-Services (cont’d.)
4.625%	11/15/20		550	$584,727
New York and Presbyterian Hospital (The),
Unsec’d. Notes
4.024%	08/01/45		350	360,336
4.763%	08/01/16		675	696,458
Quest Diagnostics, Inc.,
Sr. Unsec’d. Notes
2.500%	03/30/20		1,040	1,045,071
3.450%	06/01/26		285	287,562
3.500%	03/30/25		1,650	1,681,932
Select Medical Corp.,
Gtd. Notes
6.375%	06/01/21		1,950	2,008,500
Tenet Healthcare Corp.,
Sec’d. Notes, 144A
5.125%	05/01/25	(a)	675	665,719
Sr. Unsec’d. Notes
5.500%	03/01/19		1,500	1,528,125
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes
4.625%	07/15/35		1,670	1,913,953

				33,071,416

Holding Companies – Diversified — 0.1%
Co-operative Group Holdings 2011 Ltd. (United Kingdom),
Gtd. Notes
7.500%	07/08/26		GBP 3,500	5,756,965

Home Builders — 0.1%
Brookfield Residential Properties, Inc. (Canada),
Gtd. Notes, 144A
6.500%	12/15/20		1,500	1,535,625
CalAtlantic Group, Inc.,
Gtd. Notes
8.375%	05/15/18		3,000	3,120,000
M/I Homes, Inc.,
Gtd. Notes
6.750%	01/15/21		2,200	2,296,250
PulteGroup, Inc.,
Gtd. Notes
5.500%	03/01/26		1,500	1,635,600
William Lyon Homes, Inc.,
Gtd. Notes
7.000%	08/15/22		2,000	2,070,000

				10,657,475

Home Furnishings — 0.0%
Tempur Sealy International, Inc.,
Gtd. Notes
5.500%	06/15/26		650	666,250

Household Products/Wares — 0.1%
Reckitt Benckiser Treasury Services PLC (United Kingdom),
Gtd. Notes, 144A
3.000%	06/26/27		1,640	1,620,590
Gtd. Notes, 3 Month LIBOR + 0.560%, 144A
1.888%(c)	06/24/22		1,200	1,203,701

A145

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Household Products/Wares (cont’d.)
Spectrum Brands, Inc.,
Gtd. Notes, 144A
4.000%	10/01/26	EUR	1,250	$1,528,422

				4,352,713

Housewares — 0.0%
Newell Brands, Inc.,
Sr. Unsec’d. Notes
2.875%	12/01/19		2,050	2,081,487
3.850%	04/01/23		1,500	1,575,903
4.200%	04/01/26		145	152,691
5.500%	04/01/46		310	366,674

				4,176,755

Insurance — 0.2%
American International Group, Inc.,
Sr. Unsec’d. Notes
3.900%	04/01/26		4,855	5,054,889
Arch Capital Group US, Inc.,
Gtd. Notes
5.144%	11/01/43		660	734,858
Chubb INA Holdings, Inc.,
Gtd. Notes
3.150%	03/15/25		840	853,511
Liberty Mutual Finance Europe DAC,
Gtd. Notes, 144A
1.750%	03/27/24	EUR	700	849,857
Liberty Mutual Group, Inc.,
Gtd. Notes, 144A
4.850%	08/01/44		1,780	1,936,570
Markel Corp.,
Sr. Unsec’d. Notes
3.625%	03/30/23		3,360	3,457,077
MetLife, Inc.,
Sr. Unsec’d. Notes
4.368%	09/15/23		905	986,195
6.817%	08/15/18		100	104,399
Northwestern Mutual Life Insurance Co. (The),
Sub. Notes, 144A
6.063%	03/30/40		980	1,289,181
Nuveen Finance LLC,
Sr. Unsec’d. Notes, 144A
2.950%	11/01/19		570	579,483
Teachers Insurance & Annuity Association of America,
Sub. Notes, 144A
4.900%	09/15/44		1,530	1,727,958

				17,573,978

Internet — 0.1%
Baidu, Inc. (China),
Sr. Unsec’d. Notes
3.250%	08/06/18		3,900	3,936,410
eBay, Inc.,
Sr. Unsec’d. Notes
2.750%	01/30/23		400	398,740
2.875%	08/01/21		1,000	1,013,649

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Internet (cont’d.)
Netflix, Inc.,
Sr. Unsec’d. Notes, 144A
3.625%	05/15/27	EUR	1,700	$2,039,558

				7,388,357

Iron/Steel — 0.0%
Bao-Trans Enterprises Ltd. (China),
Sr. Unsec’d. Notes
3.750%	12/12/18		900	908,724
Vale Overseas Ltd. (Brazil),
Gtd. Notes
6.250%	08/10/26		268	304,100

				1,212,824

Lodging — 0.1%
Boyd Gaming Corp.,
Gtd. Notes
6.875%	05/15/23		1,500	1,604,070
Hyatt Hotels Corp.,
Sr. Unsec’d. Notes
4.850%	03/15/26		1,400	1,527,534
Marriott International, Inc.,
Sr. Unsec’d. Notes
3.125%	06/15/26		2,720	2,688,946
MGM Resorts International,
Gtd. Notes
6.000%	03/15/23		2,525	2,783,813
8.625%	02/01/19		625	673,438
Wynn Macau Ltd. (Macau),
Sr. Unsec’d. Notes, 144A
5.250%	10/15/21		2,500	2,566,250

				11,844,051

Machinery-Diversified — 0.0%
John Deere Capital Corp.,
Sr. Unsec’d. Notes, MTN, 3 Month LIBOR + 0.290%
1.613%(c)	06/22/20		2,400	2,403,936

Media — 0.5%
Altice SA (Luxembourg),
Gtd. Notes
7.250%	05/15/22	EUR	1,500	1,884,529
Gtd. Notes, 144A
7.750%	05/15/22		5,100	5,412,375
Altice US Finance I Corp.,
Sr. Sec’d. Notes, 144A
5.500%	05/15/26		800	843,752
Cablevision Systems Corp.,
Sr. Unsec’d. Notes
7.750%	04/15/18		1,000	1,026,250
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes, 144A
5.125%	05/01/23		2,425	2,525,031
5.375%	05/01/25		1,500	1,554,555
5.875%	04/01/24		800	849,000
Cequel Communications Holdings I LLC/Cequel Capital Corp.,
Sr. Unsec’d. Notes, 144A
5.125%	12/15/21		800	814,000
6.375%	09/15/20		2,304	2,352,960

A146

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Media (cont’d.)
Charter Communications Operating LLC/Charter Communi-cations Operating Capital,
Sr. Sec’d. Notes
3.579%	07/23/20			2,650	$2,720,430
4.464%	07/23/22			7,700	8,146,803
6.384%	10/23/35			790	924,004
6.484%	10/23/45			955	1,120,862
6.834%	10/23/55			250	303,471
Cox Communications, Inc.,
Sr. Unsec’d. Notes, 144A
3.150%	08/15/24			2,700	2,683,058
Discovery Communications LLC,
Gtd. Notes
5.000%	09/20/37			140	142,158
5.200%	09/20/47			495	502,304
DISH DBS Corp.,
Gtd. Notes
7.875%	09/01/19			1,000	1,092,500
Grupo Televisa SAB (Mexico),
Sr. Unsec’d. Notes
5.000%	05/13/45			500	502,631
SFR Group SA (France),
Sr. Sec’d. Notes, 144A
7.375%	05/01/26			1,500	1,620,000
Time Warner, Inc.,
Gtd. Notes
2.950%	07/15/26			2,100	1,983,387
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH (Germany),
Sr. Sec’d. Notes
4.000%	01/15/25		EUR	1,000	1,251,330
Univision Communications, Inc.,
Sr. Sec’d. Notes, 144A
5.125%	02/15/25			925	933,094
Virgin Media Sec’d. Finance PLC (United Kingdom),
Sr. Sec’d. Notes, 144A
5.000%	04/15/27		GBP	1,100	1,515,714

					42,704,198

Mining — 0.2%
Barrick North America Finance LLC (Canada),
Gtd. Notes
5.750%	05/01/43			370	447,968
Corp. Nacional del Cobre de Chile (Chile),
Sr. Unsec’d. Notes, 144A
4.500%	09/16/25	(v)		13,500	14,383,712
Southern Copper Corp. (Peru),
Sr. Unsec’d. Notes
5.875%	04/23/45			825	939,576
6.750%	04/16/40			500	613,576

					16,384,832

Miscellaneous Manufacturing — 0.0%
General Electric Co.,
Sr. Unsec’d. Notes
0.875%	05/17/25		EUR	1,425	1,680,348

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Miscellaneous Manufacturing (cont’d.)
Ingersoll-Rand Luxembourg Finance SA,
Gtd. Notes
3.550%	11/01/24		1,410	$1,454,793

				3,135,141

Multi-National — 0.1%
Corp. Andina de Fomento (Supranational Bank),
Sr. Unsec’d. Notes
2.125%	09/27/21		3,605	3,581,928
2.200%	07/18/20		260	260,491
European Bank for Reconstruction & Development (Supranational Bank),
Sr. Unsec’d. Notes, EMTN
0.500%	09/01/23	AUD	600	400,468
European Investment Bank (Supranational Bank),
Sr. Unsec’d. Notes, EMTN
0.500%	08/10/23	AUD	2,900	1,939,915

				6,182,802

Office/Business Equipment — 0.0%
CDW LLC/CDW Finance Corp.,
Gtd. Notes
5.000%	09/01/23		1,200	1,255,884
Xerox Corp.,
Sr. Unsec’d. Notes
2.750%	09/01/20		1,148	1,146,242

				2,402,126

Oil & Gas — 0.8%
Anadarko Finance Co.,
Gtd. Notes
7.500%	05/01/31		1,200	1,493,429
Anadarko Petroleum Corp.,
Sr. Unsec’d. Notes
6.200%	03/15/40		885	1,028,273
Apache Corp.,
Sr. Unsec’d. Notes
5.100%	09/01/40		625	653,706
Concho Resources, Inc.,
Gtd. Notes
4.875%	10/01/47		170	177,403
Devon Energy Corp.,
Sr. Unsec’d. Notes
5.600%	07/15/41		500	547,199
7.950%	04/15/32		1,700	2,225,657
Ecopetrol SA (Colombia),
Sr. Unsec’d. Notes
5.875%	05/28/45		1,950	1,906,125
Gazprom Neft OAO Via GPN Capital SA (Russia),
Sr. Unsec’d. Notes
6.000%	11/27/23		300	329,404
Gazprom OAO Via Gaz Capital SA (Russia),
Sr. Unsec’d. Notes
4.950%	07/19/22		770	806,652
Sr. Unsec’d. Notes, 144A
6.510%	03/07/22		1,530	1,698,300
Helmerich & Payne International Drilling Co.,
Gtd. Notes
4.650%	03/15/25		1,610	1,702,520

A147

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Oil & Gas (cont’d.)
KazMunayGas National Co. JSC (Kazakhstan),
Sr. Unsec’d. Notes, 144A
3.875%	04/19/22		1,335	$1,346,628
4.750%	04/19/27		200	202,812
Sr. Unsec’d. Notes, MTN, 144A
6.375%	04/09/21		1,000	1,093,370
Kerr-McGee Corp.,
Gtd. Notes
6.950%	07/01/24		1,275	1,515,141
Noble Energy, Inc.,
Sr. Unsec’d. Notes
5.050%	11/15/44		1,000	1,032,110
5.250%	11/15/43		750	786,674
Odebrecht Drilling Norbe VIII/IX Ltd. (Brazil),
Sr. Sec’d. Notes, 144A(i)
6.350%	06/30/22		4,576	2,962,960
Odebrecht Offshore Drilling Finance Ltd. (Brazil),
Sr. Sec’d. Notes, 144A(i)
6.625%	10/01/23		989	356,141
6.750%	10/01/23		827	295,617
ONGC Videsh Ltd. (India),
Gtd. Notes
4.625%	07/15/24		2,500	2,681,380
Pertamina Persero PT (Indonesia),
Sr. Unsec’d. Notes, MTN
6.450%	05/30/44		3,000	3,555,969
Petrobras Global Finance BV (Brazil),
Gtd. Notes
6.125%	01/17/22		2,430	2,612,250
7.375%	01/17/27		3,865	4,255,365
8.375%	05/23/21		2,400	2,775,900
Gtd. Notes, 144A
5.299%	01/27/25		3,149	3,144,338
5.999%	01/27/28		2,685	2,682,986
Sr. Unsec’d. Notes
8.375%	12/10/18		300	319,719
Petroleos Mexicanos (Mexico),
Gtd. Notes
5.500%	01/21/21		1,310	1,397,770
6.375%	01/23/45		773	786,528
Gtd. Notes, 144A
5.375%	03/13/22		375	400,669
6.500%	03/13/27		340	376,798
Gtd. Notes, EMTN
2.750%	04/21/27	EUR	300	331,481
Gtd. Notes, MTN
6.500%	03/13/27		12,500	13,852,875
6.750%	09/21/47		470	500,033
6.875%	08/04/26		650	739,375
Gtd. Notes, MTN, 144A
6.500%	03/13/27		1,440	1,595,851
6.750%	09/21/47		1,500	1,595,850
Phillips 66,
Gtd. Notes
4.875%	11/15/44		230	249,551
Rio Oil Finance Trust (Brazil),
Sr. Sec’d. Notes, 144A
9.750%	01/06/27		1,952	2,039,523

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Oil & Gas (cont’d.)
Sasol Financing International Ltd. (South Africa),
Gtd. Notes
4.500%	11/14/22		1,800	$1,860,300
YPF SA (Argentina),
Sr. Unsec’d. Notes, 144A
8.500%	03/23/21		900	1,009,980

				70,924,612

Packaging & Containers — 0.0%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. (Ireland),
Sr. Sec’d. Notes, 144A
4.625%	05/15/23		600	616,320
Ball Corp.,
Gtd. Notes
4.375%	12/15/23	EUR	825	1,111,473

				1,727,793

Pharmaceuticals — 0.3%
AbbVie, Inc.,
Sr. Unsec’d. Notes
3.200%	05/14/26		430	430,869
3.600%	05/14/25		970	1,005,673
4.500%	05/14/35		1,625	1,748,670
Allergan Funding SCS,
Gtd. Notes
4.550%	03/15/35		1,970	2,101,816
4.750%	03/15/45		122	131,992
AmerisourceBergen Corp.,
Sr. Unsec’d. Notes
3.250%	03/01/25(a)		470	474,719
Catalent Pharma Solutions, Inc.,
Gtd. Notes, 144A
4.750%	12/15/24	EUR	665	846,804
Endo Dac/Endo Finance LLC/Endo Finco, Inc.,
Gtd. Notes, 144A
6.000%	07/15/23		1,550	1,278,750
6.000%	02/01/25		500	405,000
Express Scripts Holding Co.,
Gtd. Notes
4.500%	02/25/26		3,540	3,788,968
Forest Laboratories LLC,
Gtd. Notes, 144A
4.875%	02/15/21		1,500	1,610,795
5.000%	12/15/21		1,500	1,639,351
Mylan NV,
Gtd. Notes
3.150%	06/15/21		1,100	1,119,276
3.950%	06/15/26(a)		1,690	1,720,597
Nidda Healthcare Holding AG (Germany),
Sr. Sec’d. Notes, 144A
3.500%	09/30/24		400	477,958
Shire Acquisitions Investments Ireland DAC,
Gtd. Notes
1.900%	09/23/19		2,500	2,495,057
3.200%	09/23/26		3,545	3,494,723
Teva Pharmaceutical Finance Netherlands III BV (Israel),
Gtd. Notes
4.100%	10/01/46		155	130,566

A148

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Pharmaceuticals (cont’d.)
Valeant Pharmaceuticals International, Inc.,
Gtd. Notes, 144A
6.125%	04/15/25(a)	325	$284,781
6.750%	08/15/21	600	588,750

			25,775,115

Pipelines — 0.3%
Colorado Interstate Gas Co. LLC/Colorado Interstate Issuing Corp.,
Gtd. Notes, 144A
4.150%	08/15/26	1,555	1,546,118
DCP Midstream Operating LP,
Gtd. Notes, 144A
5.350%	03/15/20	686	716,870
Enbridge, Inc. (Canada),
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.700%
2.020%(c)	06/15/20	1,800	1,814,608
Enterprise Products Operating LLC,
Gtd. Notes
4.900%	05/15/46	2,020	2,206,803
EQT Midstream Partners LP,
Sr. Unsec’d. Notes
4.125%	12/01/26	2,600	2,605,301
Fermaca Enterprises S de RL de CV (Mexico),
Sr. Sec’d. Notes, 144A
6.375%	03/30/38	853	935,644
Kinder Morgan Energy Partners LP,
Gtd. Notes
3.500%	09/01/23	900	909,855
4.300%	05/01/24	200	208,123
Kinder Morgan, Inc.,
Gtd. Notes
7.250%	06/01/18	100	103,522
Magellan Midstream Partners LP,
Sr. Unsec’d. Notes
3.200%	03/15/25	1,875	1,843,524
MPLX LP,
Sr. Unsec’d. Notes
5.200%	03/01/47	105	109,934
NGPL PipeCo LLC,
Sr. Unsec’d. Notes, 144A
4.375%	08/15/22	50	51,875
4.875%	08/15/27	200	209,570
ONEOK, Inc.,
Gtd. Notes
4.950%	07/13/47	770	772,034
Sabine Pass Liquefaction LLC,
Sr. Sec’d. Notes
5.000%	03/15/27	3,800	4,053,003
Spectra Energy Partners LP,
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.700%
2.016%(c)	06/05/20	1,800	1,814,722
Williams Partners LP,
Sr. Unsec’d. Notes
4.000%	09/15/25	675	690,413
4.300%	03/04/24	2,275	2,399,947
4.900%	01/15/45	287	290,273

			23,282,139

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Real Estate — 0.1%
Kennedy Wilson Europe Real Estate PLC (United Kingdom),
Sr. Unsec’d. Notes
3.950%	06/30/22	GBP	1,600	$2,207,810
Ontario Teachers’ Cadillac Fairview Properties Trust (Canada),
Sr. Unsec’d. Notes, 144A
3.125%	03/20/22		3,000	3,058,766
WEA Finance LLC (Australia),
Gtd. Notes, 144A
3.150%	04/05/22		2,100	2,124,321

				7,390,897

Real Estate Investment Trusts (REITs) — 0.3%
Camden Property Trust,
Sr. Unsec’d. Notes
4.625%	06/15/21		1,700	1,809,484
DDR Corp.,
Sr. Unsec’d. Notes
3.900%	08/15/24(a)		3,855	3,883,445
FelCor Lodging LP,
Gtd. Notes
6.000%	06/01/25		1,700	1,823,250
Goodman Funding Pty Ltd. (Australia),
Gtd. Notes, 144A
6.375%	11/12/20		1,300	1,435,041
Highwoods Realty LP,
Sr. Unsec’d. Notes
3.875%	03/01/27(a)		1,900	1,916,794
Mid-America Apartments LP,
Sr. Unsec’d. Notes
3.600%	06/01/27		3,200	3,213,325
MPT Operating Partnership LP/MPT Finance Corp.,
Gtd. Notes
5.000%	10/15/27		1,550	1,588,750
Regency Centers LP,
Gtd. Notes
4.800%	04/15/21		1,750	1,869,846
Select Income REIT,
Sr. Unsec’d. Notes
2.850%	02/01/18		605	606,379
Unibail-Rodamco SE (France),
Sr. Unsec’d. Notes, EMTN, 3 Month LIBOR + 0.770%
2.074%(c)	04/16/19		1,500	1,508,387
Ventas Realty LP,
Gtd. Notes
3.750%	05/01/24		2,750	2,827,841
Ventas Realty LP/Ventas Capital Corp.,
Gtd. Notes
4.000%	04/30/19		2,000	2,051,184

				24,533,726

Retail — 0.1%
Brinker International, Inc.,
Gtd. Notes, 144A
5.000%	10/01/24		925	916,906
CVS Health Corp.,
Sr. Unsec’d. Notes
2.125%	06/01/21		800	792,602

A149

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Retail (cont’d.)
2.750%	12/01/22		1,740	$1,743,996
5.125%	07/20/45		510	586,527
5.300%	12/05/43		500	584,525
Dollar Tree, Inc.,
Gtd. Notes
5.750%	03/01/23		200	211,000
L Brands, Inc.,
Gtd. Notes
5.625%	10/15/23(a)		3,000	3,191,250
McDonald’s Corp.,
Sr. Unsec’d. Notes, MTN
4.700%	12/09/35		220	242,530
QVC, Inc.,
Sr. Sec’d. Notes
3.125%	04/01/19		500	505,095
Unique Pub Finance Co. PLC (The) (United Kingdom),
Sr. Sec’d. Notes
6.542%	03/30/21	GBP	842	1,221,429

				9,995,860

Savings & Loans — 0.0%
Nationwide Building Society (United Kingdom),
Jr. Sub. Notes
10.250%(cc)	06/20/66	GBP	614	1,280,932

Semiconductors — 0.1%
Broadcom Corp./Broadcom Cayman Finance Ltd.,
Gtd. Notes, 144A
3.875%	01/15/27		1,690	1,740,650
KLA-Tencor Corp.,
Sr. Unsec’d. Notes
3.375%	11/01/19		2,500	2,562,872
4.125%	11/01/21		600	634,062
NXP BV/NXP Funding LLC (Netherlands),
Sr. Unsec’d. Notes, 144A
3.875%	09/01/22		1,000	1,042,500
Sensata Technologies BV,
Gtd. Notes, 144A
5.000%	10/01/25		1,425	1,502,021

				7,482,105

Software — 0.1%
Fidelity National Information Services, Inc.,
Sr. Unsec’d. Notes
3.000%	08/15/26		1,845	1,790,825
First Data Corp.,
Gtd. Notes, 144A
7.000%	12/01/23		2,325	2,482,635
Infor US, Inc.,
Sr. Sec’d. Notes, 144A
5.750%	08/15/20		2,000	2,057,500
Microsoft Corp.,
Sr. Unsec’d. Notes
3.950%	08/08/56		1,535	1,581,784
4.500%	02/06/57		740	837,381
Quintiles IMS, Inc.,
Gtd. Notes, 144A
3.500%	10/15/24	EUR	1,150	1,420,331

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Software (cont’d.)
VMware, Inc.,
Sr. Unsec’d. Notes
2.300%	08/21/20		100	$100,293
2.950%	08/21/22		100	100,597
3.900%	08/21/27		100	101,089

				10,472,435

Telecommunications — 0.3%
AT&T, Inc.,
Sr. Unsec’d. Notes
1.800%	09/04/26	EUR	1,000	1,199,267
3.150%	09/04/36	EUR	1,000	1,190,810
3.400%	05/15/25		5,510	5,435,069
4.750%	05/15/46		180	173,104
4.900%	08/14/37		385	389,099
5.150%	02/14/50		600	602,922
5.200%	03/15/20		500	535,326
5.250%	03/01/37		125	131,547
5.300%	08/14/58		635	641,893
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.650%
1.954%(c)	01/15/20		800	803,840
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.950%
2.254%(c)	07/15/21		2,000	2,025,190
Bharti Airtel International Netherlands BV (India),
Gtd. Notes
5.125%	03/11/23		220	231,973
Gtd. Notes, 144A
5.125%	03/11/23		400	421,769
Digicel Ltd. (Jamaica),
Gtd. Notes, 144A
6.750%	03/01/23		900	882,000
Sprint Capital Corp.,
Gtd. Notes
6.875%	11/15/28		1,000	1,120,000
Sprint Communications, Inc.,
Sr. Unsec’d. Notes
7.000%	08/15/20		1,900	2,075,978
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC,
Asset Backed, 144A
3.360%	03/20/23		2,000	2,030,000
Telecom Italia SpA (Italy),
Sr. Unsec’d. Notes, EMTN
6.375%	06/24/19	GBP	800	1,161,722
T-Mobile USA, Inc.,
Gtd. Notes
6.500%	01/15/26		1,600	1,766,000
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
3.000%	11/01/21		100	102,052
4.500%	08/10/33		950	973,361

				23,892,922

Transportation — 0.1%
Burlington Northern Santa Fe LLC,
Sr. Unsec’d. Notes
4.700%	09/01/45		1,430	1,612,024
Hellenic Railways Organization SA (Greece),
Gov’t. Gtd. Notes
5.014%	12/27/17	EUR	1,000	1,175,984

A150

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Transportation (cont’d.)
Lima Metro Line 2 Finance Ltd. (Peru),
Sr. Sec’d. Notes, 144A
5.875%	07/05/34		7,600	$8,360,000

				11,148,008

Trucking & Leasing — 0.0%
Penske Truck Leasing Co. LP/PTL Finance Corp.,
Sr. Unsec’d. Notes, 144A
3.050%	01/09/20		2,490	2,537,348
SMBC Aviation Capital Finance DAC (Ireland),
Gtd. Notes, 144A
3.000%	07/15/22		500	499,203

				3,036,551

TOTAL CORPORATE BONDS (cost $1,095,139,384)				1,128,780,344

FOREIGN GOVERNMENT BONDS — 4.4%
Argentina POM Politica Monetaria (Argentina),
Bonds, Argentina Central Bank 7D Repo Reference Rate x Factor
26.250%(c)	06/21/20	ARS	13,400	807,428
Argentine Republic Government International Bond (Argentina),
Sr. Unsec’d. Notes
2.500%(cc)	12/31/38		10,700	7,543,500
6.875%	04/22/21		1,130	1,231,700
6.875%	01/26/27		2,100	2,269,050
Australia Government Bond (Australia),
Sr. Unsec’d. Notes
3.000%	09/20/25	AUD	1,400	1,520,139
Autonomous Community of Catalonia (Spain),
Sr. Unsec’d. Notes
4.950%	02/11/20	EUR	3,400	4,215,265
Azerbaijan International Bond (Azerbaijan),
Sr. Unsec’d. Notes
4.750%	03/18/24		4,000	4,110,000
Brazil Minas SPE via State of Minas Gerais (Brazil),
Gov’t. Gtd. Notes
5.333%	02/15/28		800	812,000
Bundesobligation (Germany),
Bonds
1.523%(s)	04/17/20	EUR	3,700	4,445,764
Bundesrepublik Deutschland Bundesobligation Inflation Linked Bond (Germany),
Bonds, TIPS
0.750%	04/15/18	EUR	3,500	4,485,545
Canadian Government Real Return Bond (Canada),
Bonds
4.250%	12/01/26	CAD	1,200	1,907,942
Colombia Government International Bond (Colombia),
Sr. Unsec’d. Notes
5.000%	06/15/45		375	385,781
11.750%	02/25/20		250	305,750
Deutsche Bundesrepublik Inflation Linked Bond (Germany),
Bonds, TIPS
0.100%	04/15/23	EUR	800	1,069,180
Dominican Republic International Bond (Dominican Republic),
Sr. Unsec’d. Notes
5.500%	01/27/25		7,000	7,402,500
7.500%	05/06/21		1,060	1,179,250

Interest Rate	Maturity Date	Principal Amount (000)#		Value
FOREIGN GOVERNMENT BONDS (Continued)
Sr. Unsec’d. Notes, 144A
7.500%	05/06/21		2,150	$2,391,875
Ecuador Government International Bond (Ecuador),
Sr. Unsec’d. Notes
8.750%	06/02/23		4,000	4,135,000
Egypt Government International Bond (Egypt),
Sr. Unsec’d. Notes, MTN
7.500%	01/31/27		2,000	2,176,148
El Salvador Government International Bond (El Salvador),
Sr. Unsec’d. Notes, 144A
6.375%	01/18/27		3,300	3,267,000
Export Credit Bank of Turkey (Turkey),
Sr. Unsec’d. Notes, 144A
5.000%	09/23/21		7,700	7,879,995
Hellenic Republic Government Bond (Greece),
Bonds
3.000%	02/24/30	EUR	600	561,891
3.000%	02/24/32	EUR	90	81,852
3.000%	02/24/33	EUR	100	89,342
3.000%	02/24/34	EUR	510	448,373
3.000%	02/24/37	EUR	1,200	1,015,443
Sr. Unsec’d. Notes, 144A
4.375%	08/01/22	EUR	1,825	2,132,280
Hungary Government International Bond (Hungary),
Sr. Unsec’d. Notes
5.750%	11/22/23		1,900	2,201,701
6.375%	03/29/21		2,280	2,570,700
Indonesia Government International Bond (Indonesia),
Sr. Unsec’d. Notes
3.375%	07/30/25	EUR	1,125	1,466,715
6.875%	01/17/18		200	202,900
Sr. Unsec’d. Notes, 144A
3.375%	07/30/25	EUR	1,500	1,955,620
Sr. Unsec’d. Notes, MTN
2.625%	06/14/23	EUR	12,900	16,225,245
3.750%	06/14/28	EUR	875	1,156,963
4.750%	07/18/47		6,000	6,326,022
Italy Buoni Poliennali del Tesoro (Italy),
Bonds
1.450%	11/15/24	EUR	20,600	24,112,737
2.000%	12/01/25	EUR	7,600	9,111,521
Bonds, TIPS
1.650%	04/23/20	EUR	300	375,163
Sr. Unsec’d. Notes, 144A
0.100%	05/15/22	EUR	600	733,641
4.750%	09/01/28	EUR	1,600	2,339,279
Italy Government International Bond (Italy),
Sr. Unsec’d. Notes, EMTN
6.000%	08/04/28	GBP	2,100	3,457,641
Japan Bank for International Cooperation (Japan),
Gov’t. Gtd. Notes
1.750%	07/31/18		1,000	999,728
1.750%	05/29/19		1,000	996,218
1.875%	04/20/21		600	593,121
2.000%	11/04/21		1,800	1,781,942
2.125%	06/01/20		400	400,312
2.125%	07/21/20		400	401,100
2.250%	02/24/20		800	803,825
2.375%	07/21/22		3,400	3,413,554
2.500%	06/01/22		400	403,813

A151

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
FOREIGN GOVERNMENT BONDS (Continued)
Japan Finance Organization for Municipalities (Japan),
Sr. Unsec’d. Notes, MTN
2.500%	09/12/18		4,000	$4,015,824
Sr. Unsec’d. Notes, MTN, 144A
2.000%	09/08/20		2,000	1,987,542
2.625%	04/20/22		5,300	5,317,119
Kazakhstan Government International Bond (Kazakhstan),
Sr. Unsec’d. Notes, MTN, 144A
6.500%	07/21/45		3,000	3,694,170
Kuwait International Government Bond (Kuwait),
Sr. Unsec’d. Notes
3.500%	03/20/27		1,100	1,131,350
Sr. Unsec’d. Notes, 144A
2.750%	03/20/22		3,000	3,032,850
3.500%	03/20/27		600	617,100
Mexican Bonos (Mexico),
Bonds
7.750%	05/29/31	MXN	10,752	625,777
Mexican Bonos de Proteccion al Ahorro (Mexico),
Bonds, Mexico Treasuries Reference Yield 182 Days CETES x Factor
7.160%(c)	01/04/18	MXN	53,400	2,878,300
Mexico Government International Bond (Mexico),
Sr. Unsec’d. Notes, GMTN
5.750%	10/12/10		5,000	5,360,000
Sr. Unsec’d. Notes, MTN
4.750%	03/08/44		600	618,300
New Zealand Government Bond (New Zealand),
Sr. Unsec’d. Notes
2.000%	09/20/25	NZD	5,300	4,101,167
2.500%	09/20/35	NZD	1,700	1,322,050
Nigeria Government International Bond (Nigeria),
Sr. Unsec’d. Notes
5.625%	06/27/22		4,000	4,070,800
Peru Government Bond (Peru),
Sr. Unsec’d. Notes, 144A
6.150%	08/12/32	PEN	47,500	15,321,239
Philippine Government International Bond (Philippines),
Sr. Unsec’d. Notes
9.500%	02/02/30		1,000	1,607,193
Portugal Government International Bond (Portugal),
Sr. Unsec’d. Notes, MTN
5.125%	10/15/24		5,425	5,756,739
Portugal Obrigacoes do Tesouro OT (Portugal),
Sr. Unsec’d. Notes, 144A
3.875%	02/15/30	EUR	2,740	3,561,903
Province of Alberta (Canada),
Unsec’d. Notes
2.200%	07/26/22		370	368,212
Province of British Columbia (Canada),
Unsec’d. Notes
4.300%	06/18/42	CAD	300	282,908
Province of Ontario (Canada),
Sr. Unsec’d. Notes
2.450%	06/29/22		800	806,864
4.000%	10/07/19		600	625,433
4.400%	04/14/20		310	328,834
Unsec’d. Notes
3.150%	06/02/22	CAD	7,500	6,260,990
3.450%	06/02/45	CAD	3,000	2,462,753

Interest Rate	Maturity Date	Principal Amount (000)#		Value
FOREIGN GOVERNMENT BONDS (Continued)
3.500%	06/02/24	CAD	3,000	$2,549,405
Province of Quebec (Canada),
Bonds
5.000%	12/01/41	CAD	200	205,317
Notes
4.250%	12/01/21	CAD	1,100	955,958
Sr. Unsec’d. Notes
2.750%	08/25/21		2,200	2,250,755
2.750%	04/12/27		910	908,889
Unsec’d. Notes
3.500%	12/01/22	CAD	1,600	1,359,131
3.750%	09/01/24	CAD	1,600	1,380,648
Unsec’d. Notes, MTN
7.295%	07/22/26		2,400	3,099,510
Provincia de Buenos Aires (Argentina),
Sr. Unsec’d. Notes, 144A
9.950%	06/09/21		1,450	1,670,241
Qatar Government International Bond (Qatar),
Sr. Unsec’d. Notes
4.500%	01/20/22		1,400	1,486,352
Queensland Treasury Corp. (Australia),
Gov’t. Gtd. Notes, MTN, 144A
3.000%	03/22/24	AUD	4,100	3,243,701
Saudi Government International Bond (Saudi Arabia),
Sr. Unsec’d. Notes, MTN
2.375%	10/26/21		400	394,600
Sr. Unsec’d. Notes, MTN, 144A
2.875%	03/04/23		11,500	11,409,277
3.625%	03/04/28		3,000	2,961,243
Slovenia Government International Bond (Slovenia),
Sr. Unsec’d. Notes
5.850%	05/10/23		3,000	3,501,504
South Africa Government Bond (South Africa),
Bonds
8.000%	12/21/18	ZAR	6,700	500,517
South Africa Government International Bond (South Africa),
Sr. Unsec’d. Notes
3.750%	07/24/26	EUR	2,500	3,071,611
Spain Government Bond (Spain),
Bonds, 144A
3.800%	04/30/24	EUR	4,600	6,481,417
Sr. Unsec’d. Notes, 144A
1.450%	10/31/27	EUR	13,200	15,363,343
2.750%	10/31/24	EUR	19,300	25,660,720
2.900%	10/31/46	EUR	300	358,084
Spain Government International Bond (Spain),
Sr. Unsec’d. Notes, EMTN
5.250%	04/06/29	GBP	200	316,465
Sri Lanka Government International Bond (Sri Lanka),
Sr. Unsec’d. Notes, 144A
5.750%	01/18/22		7,000	7,394,730
Tokyo Metropolitan Government (Japan),
Sr. Unsec’d. Notes
2.125%	05/19/20		1,000	996,358
Sr. Unsec’d. Notes, 144A
2.500%	06/08/22		600	601,807
Turkey Government International Bond (Turkey),
Sr. Unsec’d. Notes
5.625%	03/30/21		1,500	1,594,965
7.000%	06/05/20		600	655,140

A152

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
FOREIGN GOVERNMENT BONDS (Continued)
Ukraine Government International Bond (Ukraine),
Sr. Unsec’d. Notes
7.750%	09/01/22		8,500	$9,013,230
United Kingdom Gilt (United Kingdom),
Bonds
4.000%	03/07/22	GBP	3,300	5,065,029
4.250%	06/07/32	GBP	500	894,448
4.250%	12/07/40	GBP	3,100	5,962,225
Bonds, TIPS
4.250%	03/07/36	GBP	400	738,593
Unsec’d. Notes
3.250%	01/22/44	GBP	17,900	30,383,731
3.500%	01/22/45	GBP	2,300	4,093,289
4.500%	09/07/34	GBP	200	374,530
United Kingdom Gilt Inflation Linked (United Kingdom),
Bonds
0.125%	03/22/26	GBP	6,000	9,955,442
0.125%	11/22/56	GBP	399	1,014,716
Bonds, TIPS
0.125%	11/22/65	GBP	257	779,998
0.125%	03/22/68	GBP	140	464,143
Sr. Unsec’d. Notes
0.125%	03/22/46	GBP	174	385,965
Uruguay Government International Bond (Uruguay),
Sr. Unsec’d. Notes
5.100%	06/18/50		4,000	4,220,000

TOTAL FOREIGN GOVERNMENT BONDS (cost $401,222,860)				399,771,898

MUNICIPAL BONDS — 0.2%
California — 0.1%
San Diego County Regional Airport Authority,
Revenue Bonds, BABs
6.628%	07/01/40		1,100	1,222,309
State of California,
General Obligation Unlimited, BABs
7.600%	11/01/40		3,000	4,685,520
7.625%	03/01/40		200	306,168

				6,213,997

Georgia — 0.0%
Municipal Electric Authority of Georgia,
Revenue Bonds, BABs
6.655%	04/01/57		4,000	4,990,680

Illinois — 0.0%
Chicago Transit Authority,
Revenue Bonds
6.899%	12/01/40		600	784,098
City of Chicago,
General Obligation Unlimited
6.314%	01/01/44		735	787,082
7.375%	01/01/33		1,700	1,941,400

				3,512,580

New York — 0.1%
Metropolitan Transportation Authority,
Revenue Bonds, BABs
6.687%	11/15/40		1,500	2,072,865

Interest Rate	Maturity Date	Principal Amount (000)#	Value
MUNICIPAL BONDS (Continued)
New York (cont’d.)
New York City Water & Sewer System,
Revenue Bonds, BABs
5.952%	06/15/42	435	$592,279
Port Authority of New York & New Jersey,
Revenue Bonds
4.458%	10/01/62	4,000	4,470,200

			7,135,344

Ohio — 0.0%
American Municipal Power, Inc.,
Revenue Bonds, BABs
8.084%	02/15/50	800	1,322,968

Virginia — 0.0%
University of Virginia,
Revenue Bonds
4.179%	09/01/2117	400	400,440

TOTAL MUNICIPAL BONDS (cost $21,811,939)			23,576,009

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 2.0%
Adjustable Rate Mortgage Trust,
Series 2005-5, Class 2A1
3.583%(cc)	09/25/35	132	122,061
Alternative Loan Trust,
Series 2005-21CB, Class A3
5.250%	06/25/35	10	9,538
Series 2005-56, Class 2A2, Federal Reserve U.S. 12 Month Cumulative Avg. 1 Year CMT + 2.040%
2.798%(c)	11/25/35	14	13,499
Series 2005-56, Class 2A3, Federal Reserve U.S. 12 Month Cumulative Avg. 1 Year CMT + 1.500%
2.258%(c)	11/25/35	14	13,311
Series 2005-62, Class 2A1, Federal Reserve U.S. 12 Month Cumulative Avg. 1 Year CMT + 1.000%
1.889%(c)	12/25/35	220	205,342
Series 2005-76, Class 2A1, Federal Reserve U.S. 12 Month Cumulative Avg. 1 Year CMT + 1.000%
1.889%(c)	02/25/36	15	14,055
Series 2005-81, Class A1, 1 Month LIBOR + 0.280%
1.517%(c)	02/25/37	1,531	1,395,751
Series 2005-82, Class A1, 1 Month LIBOR + 0.270%
1.507%(c)	02/25/36	3,595	3,155,031
Series 2005-J12, Class 2A1, 1 Month LIBOR + 0.270%
1.507%(c)	08/25/35	1,905	1,346,782
Series 2006-2CB, Class A14
5.500%	03/25/36	34	26,795
Series 2006-40T1, Class 2A1
6.000%	12/25/36	1,217	664,357
Series 2006-OA2, Class A5, 1 Month LIBOR + 0.230%
1.466%(c)	05/20/46	1,705	1,346,423
Series 2006-OA11, Class A1B, 1 Month LIBOR + 0.190%
1.427%(c)	09/25/46	80	70,955
Series 2006-OA19, Class A1, 1 Month LIBOR + 0.180%
1.416%(c)	02/20/47	2,142	1,780,438
Series 2006-OA22, Class A1, 1 Month LIBOR + 0.160%
1.397%(c)	02/25/47	129	123,587
Series 2007-16CB, Class 5A1

A153

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
6.250%	08/25/37		31	$27,335
American Home Mortgage Assets Trust,
Series 2007-1, Class A1, Federal Reserve U.S. 12 Month Cumulative Avg. 1 Year CMT + 0.700%
1.589%(c)	02/25/47		1,844	1,229,867
Banc of America Funding Corp.,
Series 2015-R3, Class 1A1, 1 Month LIBOR + 0.190%, 144A
1.427%(c)	03/27/36		3,045	2,949,306
Series 2015-R3, Class 2A1, 1 Month LIBOR + 0.130%, 144A
1.367%(c)	02/27/37		3,201	3,049,331
Series 2015-R3, Class 6A1, 1 Month LIBOR + 0.170%, 144A
1.407%(c)	05/27/36		2,952	2,893,572
Banc of America Funding Trust,
Series 2006-8T2, Class A10
5.753%	10/25/36		26	23,722
Series 2006-J, Class 4A1
3.597%(cc)	01/20/47		821	775,463
Series 2015-R2, Class 5A1, 1 Month LIBOR + 0.170%, 144A
1.402%(c)	09/29/36		3,211	3,089,887
Series 2015-R4, Class 4A1, 144A
3.500%(cc)	01/27/30		1,221	1,217,476
Banc of America Mortgage Trust,
Series 2005-E, Class 2A1
3.775%(cc)	06/25/35		45	42,579
Series 2005-H, Class 2A1
3.596%(cc)	09/25/35		20	20,016
Series 2005-H, Class 2A5
3.596%(cc)	09/25/35		243	238,752
Bancaja 8 Fondo de Titulizacion de Activos (Spain),
Series 8, Class A
1.848%(s)	10/25/37	EUR	330	383,171
Bayview Opportunity Master Fund IVb Trust,
Series 2016-CRT1, Class M1, 1 Month LIBOR + 1.750%, 144A
2.987%(c)	10/27/27		468	467,745
Series 2017-CRT1, Class M, 1 Month LIBOR + 2.150%, 144A
3.387%(c)	10/25/28		1,101	1,102,627
BCAP LLC Trust,
Series 2011-RR4, Class 7A2, 144A
22.080%(cc)	04/26/37		56	12,961
Series 2011-RR4, Class 8A2, 144A
9.778%(cc)	02/26/36		1,447	694,837
Series 2011-RR5, Class 5A1, 144A
5.250%(cc)	08/26/37		233	239,039
Series 2011-RR5, Class 12A2, 144A
5.028%(cc)	03/26/37		1,060	695,792
Bear Stearns Adjustable Rate Mortgage Trust,
Series 2003-5, Class 1A2
3.312%(cc)	08/25/33		7	7,036
Series 2003-9, Class 2A1
3.576%(cc)	02/25/34		65	65,908
Series 2004-2, Class 22A
3.662%(cc)	05/25/34		12	11,676

Interest Rate	Maturity Date	Principal Amount (000)#		Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Series 2004-10, Class 13A1
3.423%(cc)	01/25/35		73	$72,005
Series 2004-10, Class 22A1
3.673%(cc)	01/25/35		40	39,842
Series 2005-1, Class 2A1
3.450%(cc)	03/25/35		30	29,227
Series 2005-2, Class A1, 1 Year U.S. Treasury Yield Curve Rate T Note Constant Maturity + 2.450%
3.260%(c)	03/25/35		60	60,984
Series 2005-2, Class A2, 12 Month LIBOR + 1.950%
3.636%(c)	03/25/35		16	16,102
Series 2005-4, Class 3A1
3.488%(cc)	08/25/35		454	413,227
Series 2005-5, Class A2, 1 Year U.S. Treasury Yield Curve Rate T Note Constant Maturity + 2.150%
2.820%(c)	08/25/35		54	53,518
Bear Stearns Alt-A Trust,
Series 2005-7, Class 22A1
3.452%(cc)	09/25/35		185	164,150
Series 2005-9, Class 24A1
3.392%(cc)	11/25/35		101	87,502
Series 2005-10, Class 24A1
3.212%(cc)	01/25/36		177	172,181
Series 2006-2, Class 23A1
3.833%(cc)	03/25/36		193	165,172
Series 2006-4, Class 21A1
4.242%(cc)	08/25/36		173	131,227
Series 2006-5, Class 2A2
3.685%(cc)	08/25/36		258	200,703
Series 2006-6, Class 32A1
3.475%(cc)	11/25/36		394	336,347
Series 2006-8, Class 3A1, 1 Month LIBOR + 0.160%
1.397%(c)	02/25/34		68	63,010
Bear Stearns Mortgage Funding Trust,
Series 2006-AR5, Class 1A1, 1 Month LIBOR + 0.160%
1.397%(c)	12/25/46		2,436	2,243,813
Bear Stearns Structured Products, Inc.,
Series 2007-R6, Class 1A1
3.359%(cc)	01/26/36		1,053	931,522
Series 2007-R6, Class 2A1
3.435%(cc)	12/26/46		665	593,710
Berica ABS Srl (Italy),
Series 2011-1, Class A1
0.935%(s)	12/31/55	EUR	331	390,114
Chase Mortgage Finance Trust,
Series 2007-A2, Class 7A1
3.129%(cc)	07/25/37		143	130,603
Citigroup Mortgage Loan Trust, Inc.,
Series 2004-HYB2, Class 2A
3.573%(cc)	03/25/34		32	32,465
Series 2005-10, Class 1A2A
3.321%(cc)	12/25/35		46	34,706
Series 2005-11, Class A2A, 1 Year U.S. Treasury Yield Curve Rate T Note Constant Maturity + 2.400%
3.630%(c)	10/25/35		794	800,375
Series 2011-12, Class 3A2, 144A
3.391%(cc)	09/25/47		877	826,665

A154

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Countrywide Home Loan Mortgage Pass-Through Trust,
Series 2004-12, Class 11A1
3.489%(cc)	08/25/34		64	$60,325
Series 2004-12, Class 12A1
3.504%(cc)	08/25/34		165	161,381
Series 2004-22, Class A3
3.165%(cc)	11/25/34		859	853,232
Series 2004-HYB5, Class 2A1
3.483%(cc)	04/20/35		38	38,018
Series 2005-2, Class 1A1, 1 Month LIBOR + 0.640%
1.877%(c)	03/25/35		539	470,106
Series 2005-9, Class 1A1, 1 Month LIBOR + 0.600%
1.837%(c)	05/25/35		605	563,513
Series 2005-HYB6, Class 5A1
3.367%(cc)	10/20/35		96	84,651
Series 2005-HYB9, Class 5A1, 12 Month LIBOR + 1.750%
3.306%(c)	02/20/36		254	231,248
Series 2007-18, Class 1A1
6.000%	11/25/37		180	164,525
Credit Suisse First Boston Mortgage Securities Corp.,
Series 2003-AR20, Class 2A1
3.326%(cc)	08/25/33		4	4,458
CSFB Mortgage-Backed Trust,
Series 2004-AR6, Class 9A2, 1 Month LIBOR + 0.740%
1.977%(c)	10/25/34		44	43,374
CSMC Mortgage-Backed Trust,
Series 2007-3, Class 1A6A
5.579%(cc)	04/25/37		217	119,771
CSMC Trust,
Series 2010-18R, Class 4A4, 144A
3.278%(cc)	04/26/38		1,289	1,281,176
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust,
Series 2003-3, Class 3A1
5.000%	10/25/18		40	40,477
Series 2007-AR2, Class A1, 1 Month LIBOR + 0.150%
1.387%(c)	03/25/37		1,504	1,359,418
Deutsche Alt-B Securities, Inc. Mortgage Loan Trust,
Series 2006-AB4, Class A1B1, 1 Month LIBOR + 0.100%
1.337%(c)	10/25/36		9	6,483
Series 2006-AB4, Class A6A2
5.886%	10/25/36		64	60,721
EuroMASTR PLC (United Kingdom),
Series 2007-1V, Class A2, 3 Month GBP LIBOR + 0.200%
0.527%(c)	06/15/40	GBP	1,060	1,363,371
Eurosail PLC (United Kingdom),
Series 2006-4X, Class A3C, 3 Month GBP LIBOR + 0.160%
0.447%(c)	12/10/44	GBP	1,183	1,559,997
Series 2007-3X, Class A3A, 3 Month GBP LIBOR + 0.950%
1.252%(c)	06/13/45	GBP	646	852,917
Series 2007-3X, Class A3C, 3 Month GBP LIBOR + 0.950%
1.252%(c)	06/13/45	GBP	215	284,269
Fannie Mae Connecticut Avenue Securities,
Series 2017-C05, Class 1M2, 1 Month LIBOR + 2.200%
3.437%(c)	01/25/30		110	108,570
Series 2016-C04, Class 1M1, 1 Month LIBOR + 1.450%

Interest Rate	Maturity Date	Principal Amount (000)#		Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
2.687%(c)	01/25/29		1,233	$1,244,891
Series 2017-C03, Class 1M2, 1 Month LIBOR + 3.000%
4.237%(c)	10/25/29		510	525,447
Fannie Mae REMICS,
Series 2005-54, Class ZM
4.500%	06/25/35		89	96,128
Series 2006-118, Class A2, 1 Month LIBOR + 0.060%
1.338%(c)	12/25/36		57	56,302
Series 2011-3, Class FA, 1 Month LIBOR + 0.680%
1.917%(c)	02/25/41		169	171,992
Series 2015-87, Class BF, 1 Month LIBOR + 0.300%
1.537%(c)	12/25/45		2,258	2,255,176
F-E Mortgages Srl (Italy),
Series 1, Class A1, 3 Month Euribor + 0.330%
0.449%(c)	12/15/43	EUR	1,004	1,184,529
First Horizon Alternative Mortgage Securities Trust,
Series 2005-AA1, Class 1A1
3.158%(cc)	03/25/35		471	390,292
First Horizon Mortgage Pass-Through Trust,
Series 2007-AR1, Class 1A1
3.341%(cc)	05/25/37		388	335,607
Freddie Mac Reference REMIC,
Series R006, Class ZA
6.000%	04/15/36		128	146,121
Freddie Mac REMICS,
Series 2906, Class GZ
5.000%	09/15/34		419	458,804
Series 3172, Class FK, 1 Month LIBOR + 0.450%
1.684%(c)	08/15/33		86	86,178
Freddie Mac Strips,
Series 278, Class F1, 1 Month LIBOR + 0.450%
1.684%(c)	09/15/42		870	871,260
Freddie Mac Structured Agency Credit Risk Debt Notes,
Series 2014-DN4, Class M3, 1 Month LIBOR + 4.550%
5.787%(c)	10/25/24		599	649,307
Series 2015-DNA1, Class M3, 1 Month LIBOR + 3.300%
4.537%(c)	10/25/27		3,190	3,537,128
Series 2016-HQA2, Class M2, 1 Month LIBOR + 2.250%
3.487%(c)	11/25/28		830	853,402
Series 2016-HQA3, Class M2, 1 Month LIBOR + 1.350%
2.587%(c)	03/25/29		740	749,161
Government National Mortgage Assoc.,
Series 2014-H01, Class FD, 1 Month LIBOR + 0.650%
1.881%(c)	01/20/64		1,516	1,521,406
Series 2014-H14, Class DF, 1 Month LIBOR + 0.500%
1.731%(c)	07/20/64		2,700	2,695,824
Series 2015-H30, Class FA, 1 Month LIBOR + 0.680%
1.911%(c)	08/20/61		1,673	1,678,067
Series 2016-H02, Class FH, 1 Month LIBOR + 1.000%
2.231%(c)	01/20/66		2,499	2,543,058
Series 2017-H10, Class FB, 12 Month LIBOR + 0.750%
2.550%(c)	04/20/67		7,287	7,519,345
GreenPoint Mortgage Pass-Through Certificates,
Series 2003-1, Class A1
3.758%(cc)	10/25/33		335	333,661
GreenPoint MTA Trust,
Series 2005-AR3, Class 1A1, 1 Month LIBOR + 0.240%
1.477%(c)	08/25/45		1,897	1,768,817

A155

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
GSMSC Resecuritization Trust,
Series 2015-3R, Class 1A1, 1 Month LIBOR + 0.140%, 144A
1.374%(c)	01/26/37	2,451	$2,404,713
Series 2015-3R, Class 1A2, 1 Month LIBOR + 0.140%, 144A
1.374%(c)	01/26/37	1,300	1,181,089
GSR Mortgage Loan Trust,
Series 2003-1, Class A2, 1 Year U.S. Treasury Yield Curve Rate T Note Constant Maturity + 1.750%
2.560%(c)	03/25/33	8	7,822
Series 2005-AR1, Class 1A1
3.571%(cc)	01/25/35	17	16,441
Series 2005-AR2, Class 2A1
3.636%(cc)	04/25/35	183	184,599
Series 2005-AR3, Class 6A1
3.542%(cc)	05/25/35	249	244,063
Series 2006-AR1, Class 2A1
3.395%(cc)	01/25/36	126	126,436
HarborView Mortgage Loan Trust,
Series 2004-1, Class 2A
3.330%(cc)	04/19/34	78	77,909
Series 2005-2, Class 2A1A, 1 Month LIBOR + 0.440%
1.677%(c)	05/19/35	550	512,868
Series 2005-4, Class 3A1
3.573%(cc)	07/19/35	33	29,435
Series 2005-9, Class 2A1A, 1 Month LIBOR + 0.340%
1.576%(c)	06/20/35	1,820	1,778,469
Series 2005-9, Class B1, 1 Month LIBOR + 0.600%
1.836%(c)	06/20/35	1,162	1,134,827
Series 2005-10, Class 2A1A, 1 Month LIBOR + 0.310%
1.547%(c)	11/19/35	591	545,977
Series 2006-5, Class 2A1A, 1 Month LIBOR + 0.180%
1.417%(c)	07/19/46	106	71,650
HomeBanc Mortgage Trust,
Series 2005-4, Class A2, 1 Month LIBOR + 0.330%
1.567%(c)	10/25/35	157	155,266
Impac Secured Assets Trust,
Series 2007-1, Class A2, 1 Month LIBOR + 0.160%
1.397%(c)	03/25/37	1,943	1,709,047
IndyMac INDA Mortgage Loan Trust,
Series 2005-AR1, Class 2A1
3.718%(cc)	11/25/35	32	30,298
Series 2007-AR1, Class 1A2
3.586%(cc)	03/25/37	1,107	1,078,096
IndyMac INDX Mortgage Loan Trust,
Series 2004-AR10, Class 1A1, 1 Month LIBOR + 0.840%
2.077%(c)	05/25/34	750	692,966
Series 2005-AR12, Class 2A1A, 1 Month LIBOR + 0.240%
1.477%(c)	07/25/35	65	63,109
Series 2005-AR18, Class 2A1A, 1 Month LIBOR + 0.310%
1.547%(c)	10/25/36	1,399	1,113,289
Series 2006-AR12, Class A1, 1 Month LIBOR + 0.190%
1.427%(c)	09/25/46	270	237,711
JPMorgan Mortgage Trust,
Series 2003-A2, Class 3A1
2.996%(cc)	11/25/33	7	6,299
Series 2005-A2, Class 7CB1

Interest Rate	Maturity Date	Principal Amount (000)#		Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
3.529%(cc)	04/25/35		51	$51,612
Series 2005-A6, Class 2A1
3.715%(cc)	08/25/35		31	30,663
Series 2005-ALT1, Class 3A1
3.334%(cc)	10/25/35		88	78,863
Series 2006-A1, Class 3A2
3.395%(cc)	02/25/36		36	32,457
Series 2006-A7, Class 2A2
3.393%(cc)	01/25/37		886	886,334
Series 2007-A1, Class 1A1
3.676%(cc)	07/25/35		32	32,352
Series 2007-S3, Class 1A90
7.000%	08/25/37		245	219,195
Kensington Mortgage Securities PLC (United Kingdom),
Series 2007-1X, Class A3C, 3 Month LIBOR + 0.170%
1.489%(c)	06/14/40		3,112	3,005,631
Lehman XS Trust,
Series 2007-4N, Class 1A2A, 1 Month LIBOR + 0.160%
1.397%(c)	03/25/47		1,816	1,757,462
Series 2007-12N, Class 2A1, 1 Month LIBOR + 0.180%
1.417%(c)	07/25/37		1,790	1,540,808
LSTAR Securities Investment Ltd.,
Series 2017-4, Class A, 1 Month LIBOR + 2.000%, 144A
3.232%(c)	05/01/22		6,278	6,267,629
Series 2017-5, Class A, 1 Month LIBOR + 2.000%, 144A
3.232%(c)	05/01/22		6,620	6,620,455
Series 2017-6, Class A, 1 Month LIBOR + 1.750%, 144A^
2.986%(c)	09/01/22		1,550	1,548,698
Ludgate Funding PLC (United Kingdom),
Series 2007-1, Class A2B, 3 Month Euribor + 0.160%
1.437%(c)	01/01/61	EUR	3,616	4,085,189
Mansard Mortgages PLC (United Kingdom),
Series 2007-2X, Class A1, 3 Month GBP LIBOR + 0.650%
0.977%(c)	12/15/49	GBP	2,124	2,786,389
Marche Mutui Srl (Italy),
Series 6, Class A1, 3 Month Euribor + 2.250%
1.921%(c)	01/27/64	EUR	50	59,246
MASTR Adjustable Rate Mortgages Trust,
Series 2003-6, Class 2A1
3.182%(cc)	12/25/33		90	88,410
Merrill Lynch Mortgage Investors Trust,
Series 2003-A2, Class 1A1
3.107%(cc)	02/25/33		69	66,980
Series 2005-2, Class 1A, 6 Month LIBOR + 1.250%
2.665%(c)	10/25/35		38	37,797
Series 2005-2, Class 2A, 1 Year U.S. Treasury Yield Curve Rate T Note Constant Maturity + 2.250%
3.470%(c)	10/25/35		288	290,497
Morgan Stanley Mortgage Loan Trust,
Series 2006-8AR, Class 5A4
3.145%(cc)	06/25/36		101	102,618
Mortgage Repurchase Agreement Financing Trust,
Series 2017-1, Class A2, 1 Month LIBOR + 0.850%, 144A
2.085%(c)	07/10/19		2,110	2,110,542
MortgageIT Securities Corp. Mortgage Loan Trust,
Series 2007-2, Class A1, 1 Month LIBOR + 0.500%
1.737%(c)	09/25/37		3,666	3,467,670

A156

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
NCUA Guaranteed Notes Trust,
Series 2010-R1, Class 1A, 1 Month LIBOR + 0.450%
1.681%(c)	10/07/20		174	$174,172
Series 2010-R2, Class 1A, 1 Month LIBOR + 0.370%
1.604%(c)	11/06/17		142	142,015
Series 2010-R3, Class 1A, 1 Month LIBOR + 0.560%
1.791%(c)	12/08/20		178	178,512
Series 2010-R3, Class 2A, 1 Month LIBOR + 0.560%
1.791%(c)	12/08/20		1,408	1,416,069
Newgate Funding PLC (United Kingdom),
Series 2006-1, Class MB, 3 Month Euribor + 0.230%
2.588%(c)	12/01/50	EUR	639	710,595
Series 2007-1X, Class A3, 3 Month GBP LIBOR + 0.160%
0.454%(c)	12/01/50	GBP	3,200	3,930,537
Series 2007-2X, Class A2, 3 Month GBP LIBOR + 0.130%
0.457%(c)	12/15/50	GBP	892	1,182,611
Series 2007-3X, Class A2B, 3 Month Euribor + 0.600%
0.271%(c)	12/15/50	EUR	2,338	2,733,762
Series 2007-3X, Class A3, 3 Month GBP LIBOR + 1.000%
1.327%(c)	12/15/50	GBP	1,198	1,551,462
Series 2007-3X, Class BA, 3 Month GBP LIBOR + 1.250%
1.577%(c)	12/15/50	GBP	299	375,905
Provident Funding Mortgage Loan Trust,
Series 2003-1, Class A
3.288%(cc)	08/25/33		41	41,693
Reperforming Loan REMIC Trust,
Series 2004-R2, Class 1AF2, 1 Month LIBOR + 0.420%, 144A
1.657%(c)	11/25/34		1,545	1,381,886
Series 2006-R1, Class AF1, 1 Month LIBOR + 0.340%, 144A
1.577%(c)	01/25/36		1,731	1,559,701
Residential Accredit Loans, Inc. Trust,
Series 2005-QS13, Class 2A3
5.750%	09/25/35		105	102,487
Series 2006-QO6, Class A1, 1 Month LIBOR + 0.180%
1.417%(c)	06/25/46		625	298,717
Series 2007-QO2, Class A1, 1 Month LIBOR + 0.150%
1.387%(c)	02/25/47		2,012	1,318,524
Residential Asset Securitization Trust,
Series 2005-A4, Class A1, 1 Month LIBOR + 0.450%
1.687%(c)	04/25/35		266	214,217
Residential Funding Mortgage Securities I Trust,
Series 2005-SA4, Class 1A21
3.780%(cc)	09/25/35		297	246,144
Series 2006-SA1, Class 2A1
4.366%(cc)	02/25/36		64	58,159
ResLoC UK PLC (United Kingdom),
Series 2007-1X, Class A3B, 3 Month GBP LIBOR + 0.160%
0.487%(c)	12/15/43	GBP	1,663	2,126,647
Series 2007-1X, Class M1B, 3 Month GBP LIBOR + 0.220%
0.547%(c)	12/15/43	GBP	805	1,001,357
RMAC PLC (United Kingdom),
Series 2004-NSP4, Class A2, 3 Month GBP LIBOR + 0.190%
0.482%(c)	12/12/36	GBP	899	1,158,775

Interest Rate	Maturity Date	Principal Amount (000)#		Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
RMAC Securities No. 1 PLC (United Kingdom),
Series 2006-NS3X, Class A2A, 3 Month GBP LIBOR + 0.150%
0.442%(c)	06/12/44	GBP	2,354	$3,010,694
Sequoia Mortgage Trust,
Series 2007-3, Class 1A1, 1 Month LIBOR + 0.200%
1.436%(c)	07/20/36		116	110,064
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-1, Class 4A1
3.452%(cc)	02/25/34		133	132,663
Series 2004-4, Class 3A2
3.471%(cc)	04/25/34		17	17,709
Series 2004-18, Class 3A1
3.396%(cc)	12/25/34		3,636	3,546,582
Series 2004-18, Class 5A
3.582%(cc)	12/25/34		29	28,648
Series 2005-1, Class 2A
3.430%(cc)	02/25/35		3,204	3,183,769
Series 2005-18, Class 6A1
3.536%(cc)	09/25/35		386	344,912
Structured Asset Mortgage Investments II Trust,
Series 2004-AR5, Class 1A1, 1 Month LIBOR + 0.660%
1.897%(c)	10/19/34		9	8,926
Series 2005-AR5, Class A2, 1 Month LIBOR + 0.250%
1.487%(c)	07/19/35		131	128,263
Series 2006-AR3, Class 12A1, 1 Month LIBOR + 0.220%
1.457%(c)	05/25/36		168	154,162
Series 2006-AR7, Class A10, 1 Month LIBOR + 0.200%
1.437%(c)	08/25/36		1,762	1,811,475
Series 2006-AR7, Class A1BG, 1 Month LIBOR + 0.120%
1.357%(c)	08/25/36		2,772	2,441,341
Series 2007-AR4, Class A3, 1 Month LIBOR + 0.220%
1.457%(c)	09/25/47		592	553,974
TBW Mortgage-Backed Trust,
Series 2006-4, Class A6
5.970%	09/25/36		284	25,943
Thornburg Mortgage Securities Trust,
Series 2007-3, Class 2A1, 12 Month LIBOR + 1.250%
2.978%(c)	06/25/47		91	83,722
Trinity Square PLC (United Kingdom),
Series 2015-1A, Class A, 3 Month GBP LIBOR + 1.150%, 144A
1.445%(c)	07/15/51	GBP	1,136	1,535,090
Wachovia Mortgage Loan Trust LLC,
Series 2007-A, Class 3A1
3.587%(cc)	03/20/37		163	158,919
WaMu Mortgage Pass-Through Certificates Trust,
Series 2002-AR17, Class 1A, Federal Reserve U.S. 12 Month Cumulative Avg. 1 Year CMT + 1.200%
2.089%(c)	11/25/42		1	1,341
Series 2005-2, Class 1A3, 1 Month LIBOR + 0.450%
1.687%(c)	04/25/35		826	685,740
Series 2005-AR10, Class 3A1
3.471%(cc)	08/25/35		9	8,070
Series 2005-AR16, Class 1A3
2.912%(cc)	12/25/35		541	525,999
Series 2006-1, Class 2CB2
7.000%	02/25/36		1,685	1,365,167

A157

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Series 2006-AR2, Class 2A1
2.859%(cc)	03/25/36	222	$202,952
Series 2006-AR5, Class 3A, Federal Reserve U.S. 12 Month Cumulative Avg. 1 Year CMT + 0.940%
1.829%(c)	07/25/46	44	32,610
Series 2006-AR5, Class A12A, Federal Reserve U.S. 12 Month Cumulative Avg. 1 Year CMT + 0.980%
1.869%(c)	06/25/46	46	45,210
Series 2006-AR7, Class 3A, Cost of Funds for the 11th District of San Francisco + 1.500%
2.207%(c)	07/25/46	256	250,257
Series 2006-AR10, Class 1A2
3.232%(cc)	09/25/36	57	54,122
Series 2006-AR13, Class 2A, Cost of Funds for the 11th District of San Francisco + 1.500%
2.207%(c)	10/25/46	24	23,789
Series 2006-AR15, Class 2A, Cost of Funds for the 11th District of San Francisco + 1.500%
2.207%(c)	11/25/46	82	78,148
Series 2006-AR19, Class 1A1A, Federal Reserve U.S. 12 Month Cumulative Avg. 1 Year CMT + 0.730%
1.619%(c)	01/25/47	143	138,522
Series 2007-HY1, Class 3A3
3.192%(cc)	02/25/37	5,140	4,875,280
Series 2007-OA3, Class 2A, Federal Reserve U.S. 12 Month Cumulative Avg. 1 Year CMT + 0.770%
1.600%(c)	04/25/47	5,381	4,802,719
1.639%(c)	02/25/47	661	535,994
Wells Fargo Mortgage-Backed Securities Trust,
Series 2004-S, Class A1
3.403%(cc)	09/25/34	27	27,475
Series 2005-AR4, Class 1A3
3.239%(cc)	04/25/35	1,331	1,347,969
Series 2006-AR2, Class 2A1
3.177%(cc)	03/25/36	271	274,138
Series 2006-AR2, Class 2A3
3.177%(cc)	03/25/36	194	195,020
Series 2006-AR6, Class 3A1
3.190%(cc)	03/25/36	132	127,047
Series 2006-AR8, Class 3A1
3.172%(cc)	04/25/36	85	84,325
Series 2006-AR10, Class 5A6
3.386%(cc)	07/25/36	455	457,894

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $177,694,993)			182,789,564

U.S. GOVERNMENT AGENCY OBLIGATIONS — 1.0%
Federal Home Loan Mortgage Corp., 12 Month LIBOR + 1.630%
3.250%(c)	03/01/35	5	5,123
Federal Home Loan Mortgage Corp.
6.250%	07/15/32(k)	820	1,152,935
6.750%	03/15/31(k)	600	862,566
Federal National Mortgage Assoc., Federal Reserve U.S. 12 Month Cumulative
Avg 1 Year CMT + 1.200%
2.029%(c)	03/01/44	39	40,034
2.030%(c)	11/01/42	59	60,270

Interest Rate	Maturity Date		Principal Amount (000)#	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
Federal National Mortgage Assoc.
3.000%	TBA		13,000	$13,042,656
3.000%	TBA		11,300	11,319,421
3.500%	TBA		30,200	31,077,097
3.500%	TBA		28,600	29,378,120
3.500%	TBA		1,000	1,040,488
4.295%	06/01/21		2,818	3,008,737
6.250%	05/15/29	(k)	1,080	1,454,373
6.625%	11/15/30	(k)	515	728,925
7.125%	01/15/30	(k)	765	1,109,859
Tennessee Valley Authority
2.875%	02/01/27		330	338,559

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $94,892,222)				94,619,163

U.S. TREASURY OBLIGATIONS — 10.7%
U.S. Treasury Bonds
1.875%	02/28/22		10,200	10,203,188
2.500%	05/15/46	(k)	2,760	2,564,644
2.875%	05/15/43		3,860	3,890,759
2.875%	08/15/45		450	451,934
3.000%	11/15/44	(k)	650	669,627
3.000%	05/15/45		695	715,633
3.000%	02/15/47	(a)	2,765	2,844,170
3.000%	05/15/47		10,995	11,313,683
3.125%	02/15/43	(h)	7,170	7,565,750
3.625%	08/15/43	(h)	1,625	1,864,814
4.250%	11/15/40	(k)	2,085	2,616,186
U.S. Treasury Inflation Indexed Bonds, TIPS
0.125%	04/15/19	(h)	360	377,495
0.125%	04/15/20		32,630	34,276,760
0.125%	04/15/21		62,010	64,248,420
0.125%	01/15/22		1,170	1,269,400
0.125%	04/15/22	(h)(k)	8,000	8,052,175
0.125%	07/15/22		54,900	58,721,867
0.125%	01/15/23	(h)(k)	94,900	100,392,440
0.125%	07/15/24		36,090	36,832,830
0.125%	07/15/26		7,060	7,011,153
0.250%	01/15/25		13,520	13,834,847
0.375%	07/15/23	(k)	36,940	39,365,183
0.375%	07/15/25	(k)	16,520	17,055,191
0.375%	01/15/27	(h)	400	400,473
0.375%	07/15/27		8,200	8,127,359
0.625%	07/15/21		9,960	11,118,889
0.625%	01/15/24		17,018	18,231,411
0.625%	01/15/26	(h)(k)	60,980	63,673,552
0.625%	02/15/43	(h)	1,100	1,094,439
0.750%	02/15/42		8,090	8,467,223
0.750%	02/15/45	(h)	18,660	18,500,573
0.875%	02/15/47		6,070	6,066,123
1.000%	02/15/46		17,910	18,771,656
1.250%	07/15/20		14,860	17,382,397
1.375%	07/15/18		3,680	4,245,023
1.375%	01/15/20		6,700	7,856,386
1.375%	02/15/44		15,580	18,055,105
1.625%	01/15/18	(h)	500	588,046
1.750%	01/15/28		4,600	6,017,246
1.875%	07/15/19	(h)	700	836,047

A158

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. TREASURY OBLIGATIONS (Continued)
2.000%	01/15/26	3,690	$5,118,373
2.125%	01/15/19(k)	3,800	4,467,573
2.125%	02/15/40	7,300	10,403,910
2.125%	02/15/41	2,560	3,620,636
2.375%	01/15/25	49,340	73,202,973
2.375%	01/15/27	2,730	3,874,062
2.500%	01/15/29	24,550	33,790,036
3.625%	04/15/28	11,280	22,346,019
3.875%	04/15/29(h)	5,700	11,545,448
U.S. Treasury Notes
1.375%	09/15/20	200	198,617
1.375%	05/31/21(k)	22,780	22,472,114
1.500%	03/31/23	2,000	1,947,031
1.625%	08/31/22(a)	5,945	5,863,256
1.625%	05/31/23	3,195	3,125,983
1.750%	06/30/22	1,200	1,191,234
1.750%	05/15/23	2,905	2,862,673
1.875%	04/30/22(h)	100	99,910
1.875%	07/31/22(k)	44,200	44,103,313
1.875%	09/30/22	129	128,688
1.875%	08/31/24	500	491,094
2.000%	12/31/21	1,175	1,182,298
2.000%	11/15/26(h)	400	389,797
2.125%	12/31/22(k)	880	886,394
2.125%	07/31/24	6,200	6,191,039
2.125%	05/15/25	3,000	2,980,547
2.250%	11/15/25(h)(k)	1,100	1,099,957
2.250%	02/15/27(h)	21,900	21,767,402
2.250%	08/15/27	3,400	3,376,891
2.375%	05/15/27	3,850	3,865,941
2.500%	05/15/24	1,715	1,754,123
2.750%	02/15/24	38,300	39,778,141
U.S. Treasury Strips Coupon
2.132%(s)	11/15/28(k)	1,200	909,626
2.161%(s)	05/15/29(k)	2,920	2,180,591
2.763%(s)	08/15/29(k)	1,000	741,569
2.857%(s)	05/15/31(k)	1,000	700,248
3.019%(s)	11/15/35(k)	2,000	1,214,983
3.177%(s)	08/15/40(k)	2,000	1,030,121

TOTAL U.S. TREASURY OBLIGATIONS (cost $982,372,027)			976,472,708

TOTAL LONG-TERM INVESTMENTS (cost $7,839,376,784)			9,015,518,713

		Shares
SHORT-TERM INVESTMENTS — 15.4%
AFFILIATED MUTUAL FUNDS — 14.5%
Prudential Investment Portfolios 2 -
Prudential Core Ultra Short Bond Fund(w).		582,765,414	582,765,414
Prudential Investment Portfolios 2 - Prudential Institutional Money Market Fund (cost $731,529,088; includes $730,777,075 of cash collateral for securities on loan)(b)(w)		731,455,943	731,529,088

TOTAL AFFILIATED MUTUAL FUNDS

	Shares	Value
AFFILIATED MUTUAL FUNDS (Continued)
(cost $1,314,294,502)		$1,314,294,502

	Principal Amount (000)#
REPURCHASE AGREEMENT(m) — 0.1%
Bank of Nova Scotia, 1.220%, dated 09/29/17, due 10/02/17 in the amount of $6,000,610 (cost $6,000,000)	6,000	6,000,000

Interest Rate	Maturity Date
FOREIGN TREASURY OBLIGATIONS(n) — 0.3%
Argentina Letras del Tesoro
2.841%	11/24/17			100	99,577
2.858%	10/27/17			100	99,800
2.899%	10/13/17			300	299,750
3.100%	09/28/18			200	193,610
3.200%	12/15/17			500	497,007
Brazil Letras do Tesouro Nacional
7.066%	04/01/18		BRL	16,200	4,945,242
10.804%	01/01/18		BRL	38,500	11,944,670
Italy Buoni Ordinari del Tesoro BOT
0.395%	01/31/18		EUR	5,300	6,272,241
Mexico Cetes
6.900%	01/04/18		MXN	113,638	6,123,347

TOTAL FOREIGN TREASURY OBLIGATIONS (cost $29,497,793)					30,475,244

U.S. TREASURY OBLIGATIONS(n) — 0.2%
U.S. Treasury Bills
0.930%	11/09/17	(h)		36	35,964
0.941%	11/09/17	(h)		45	44,954
0.970%	11/09/17	(h)		568	567,425
0.996%	01/04/18	(h)		898	895,579
1.002%	01/04/18	(h)		275	274,258
1.005%	01/04/18	(h)		304	303,180
1.014%	01/04/18	(h)		296	295,202
1.020%	01/04/18	(h)		1,169	1,165,847
1.020%	12/21/17	(k)		13,000	12,971,328
1.026%	01/04/18	(h)		301	300,188
1.028%	01/04/18	(h)		147	146,604
1.033%	01/04/18	(h)		1,047	1,044,176
1.056%	01/04/18	(h)		74	73,800
1.060%	01/04/18	(h)		516	514,608
1.090%	01/18/18	(h)		155	154,530

TOTAL U.S. TREASURY OBLIGATIONS (cost $18,786,971)					18,787,643

CERTIFICATES OF DEPOSIT — 0.3%
Barclays Bank PLC (United Kingdom)
1.940%	09/04/18			8,300	8,306,225
1.781%(c)	03/16/18			12,200	12,211,529
1.827%(c)	05/17/18			2,000	2,000,830
Norinchukin Bank (Japan)
2.019%(c)	10/12/17			5,600	5,601,714

A159

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CERTIFICATES OF DEPOSIT (Continued)
Sumitomo Mitsui Trust Bank Ltd. (Japan)
2.012%(c)	10/06/17	1,600	$1,600,248

TOTAL CERTIFICATES OF DEPOSIT (cost $29,700,000)			29,720,546

OPTIONS PURCHASED* — 0.0% (cost $2,557,948)			802,356

TOTAL SHORT-TERM INVESTMENTS (cost $1,400,837,214)			1,400,080,291

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN —114.4% (cost $9,240,213,998)			10,415,599,004

OPTIONS WRITTEN* — (0.0)% (premiums received $2,499,750)			(1,018,454)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN — 114.4% (cost $9,237,714,248)			10,414,580,550
Liabilities in excess of other assets(z) — (14.4)%			(1,311,608,830)

NET ASSETS — 100.0%			$9,102,971,720

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
^	Indicates a Level 3 security. The aggregate value of Level 3 securities is $4,257,996 and 0.0% of net assets.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $717,749,628; cash collateral of $730,777,075 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at September 30, 2017.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of September 30, 2017. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(f)	Indicates a restricted security; the aggregate original cost of such securities is $3,298,881. The aggregate value of $3,397,075 is 0.0% of net assets.
(h)	Represents security, or a portion thereof, segregated as collateral for OTC derivatives.
(i)	Represents issuer in default on interest payments. Non-income producing security.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(m)	Repurchase agreement is collateralized by U.S. Treasury (coupon rate 2.125%, maturity date 03/31/24), with the aggregate value, including accrued interest, of $6,116,618.
(n)	Rate shown reflects yield to maturity at purchase date.
(r)	Principal or notional amount is less than $500 par.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(v)	Represents security, or a portion thereof, segregated as collateral for reverse repurchase agreement.
(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund and Prudential Institutional Money Market Fund.
(z)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end, with the exception of options which are included in net assets at market value:

Exchange Traded Options - Purchased:

Description	Call/ Put	Expiration Date	Strike Price	Contracts	Notional Amount (000)#	Value

10 Year U.S. Treasury Notes Futures	Call	10/27/17	$127.00	794	794	$74,438
10 Year U.S. Treasury Notes Futures	Call	10/27/17	$127.50	868	868	54,250
10 Year U.S. Treasury Notes Futures	Call	10/27/17	$128.50	2,000	2,000	62,500
Brent Crude Oil Futures	Call	11/27/17	$59.00	2	2	2,300
Brent Crude Oil Futures	Call	11/27/17	$60.00	2	2	1,680
Brent Crude Oil Futures	Call	11/27/17	$61.00	2	2	1,200
Brent Crude Oil Spread	Call	10/30/18	$2.00	7	7	70
Henry Hub Natural Gas Futures	Call	03/26/18	$3.00	10	100	20,700
Henry Hub Natural Gas Futures	Call	03/26/18	$3.02	2	20	3,980
Henry Hub Natural Gas Futures	Call	03/26/18	$3.05	2	20	3,754
Natural Gas CSO Futures	Call	02/23/18	$0.50	3	30	5,550
Natural Gas CSO Futures	Call	02/23/18	$1.00	17	170	20,400
WTI Crude Oil Futures	Call	10/31/17	$66.00	1	1	10
WTI Crude Oil Futures	Call	11/30/17	$66.00	1	1	10
WTI Crude Oil Futures	Call	12/29/17	$66.00	1	1	50

A160

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Description	Call/ Put	Expiration Date	Strike Price	Contracts		Notional Amount (000)#		Value
90 Day Euro Dollar Futures	Put	03/19/18	$98.25	598		1,495		$33,638
90 Day Euro Dollar Futures	Put	03/19/18	$98.25	380		950		21,375
5 Year U.S. Treasury Notes Futures	Put	11/24/17	$105.00	5		5		—
5 Year U.S. Treasury Notes Futures	Put	11/24/17	$106.00	39		39		—
5 Year U.S. Treasury Notes Futures	Put	11/24/17	$106.50	224		224		—
5 Year U.S. Treasury Notes Futures	Put	11/24/17	$108.00	229		229		—
10 Year U.S. Treasury Notes Futures	Put	11/24/17	$106.00	40		40		—
10 Year U.S. Treasury Notes Futures	Put	11/24/17	$107.00	262		262		—
10 Year U.S. Treasury Notes Futures	Put	11/24/17	$114.50	1,704		1,704		—
10 Year U.S. Treasury Notes Futures	Put	12/22/17	$108.00	169		169		—
10 Year U.S. Treasury Notes Futures	Put	12/22/17	$109.00	7		7		—
10 Year U.S. Treasury Notes Futures	Put	12/22/17	$112.50	90		90		—
Brent Crude Oil Futures	Put	10/26/18	$46.00	4		4		9,560
Crude Oil CSO Futures	Put	10/19/17	$(0.50)	2		2		80
Crude Oil CSO Futures	Put	11/17/17	$(0.50)	2		2		120

								$315,665

Exchange Traded Options - Written:
Description	Call/ Put	Expiration Date	Strike Price	Contracts		Notional Amount (000)#		Value
90 Day Euro Dollar Futures	Call	03/19/18	$98.75	380		950		$(7,125)
90 Day Euro Dollar Futures	Call	03/19/18	$98.75	598		1,495		(11,213)
10 Year U.S. Treasury Notes Futures	Call	10/27/17	$127.00	59		59		(5,531)
10 Year U.S. Treasury Notes Futures	Call	10/27/17	$128.00	32		32		(1,500)
10 Year U.S. Treasury Notes Futures	Call	10/27/17	$129.00	1,082		1,082		(33,813)
10 Year U.S. Treasury Notes Futures	Call	10/27/17	$129.50	580		580		(18,125)
10 Year U.S. Treasury Notes Futures	Call	10/27/17	$130.00	2,000		2,000		(31,250)
10 Year U.S. Treasury Notes Futures	Call	11/24/17	$127.50	63		63		(10,828)
Brent Crude Oil Futures	Call	10/26/17	$56.00	12		12		(23,640)
Brent Crude Oil Futures	Call	04/25/18	$60.00	12		12		(31,200)
Brent Crude Oil Futures	Call	04/25/18	$63.00	14		14		(22,540)
Brent Crude Oil Futures	Call	04/25/18	$64.00	13		13		(17,550)
Brent Crude Oil Spread	Call	10/30/17	$0.00	3		3		(31)
Brent Crude Oil Spread	Call	10/30/17	$(2.50)	7		7		(561)
Brent Crude Oil Spread	Call	10/30/17	$(3.50)	3		3		(601)
Brent Crude Oil Spread	Call	10/30/18	$0.00	7		7		(560)
Crude Oil CSO Futures	Call	10/17/17	$51.00	12		12		(17,520)
Crude Oil CSO Futures	Call	10/17/17	$52.00	13		13		(11,310)
Gasoline Futures	Call	11/27/17	$160.00	1		—	(r)	(2,314)
Gasoline Futures	Call	11/27/17	$161.00	1		—	(r)	(2,138)
Gasoline Futures	Call	11/27/17	$163.00	4		2		(7,258)
Natural Gas CSO Futures	Call	02/23/18	$0.75	34		340		(51,000)
RBOB Calendar Swap Futures	Call	10/31/17	$185.00	1		—	(r)	—
RBOB Calendar Swap Futures	Call	11/30/17	$185.00	1		—	(r)	(1)
RBOB Calendar Swap Futures	Call	12/29/17	$185.00	1		—	(r)	(3)
10 Year Euro-Bund Futures	Put	11/24/17	159.00	33	EUR	33		(18,331)
10 Year U.S. Treasury Notes Futures	Put	10/27/17	$125.00	116		116		(45,313)
10 Year U.S. Treasury Notes Futures	Put	10/27/17	$125.50	32		32		(20,500)
10 Year U.S. Treasury Notes Futures	Put	10/27/17	$126.00	63		63		(60,047)
20 Year U.S Treasury Bonds Futures	Put	10/27/17	$151.00	24		24		(13,125)
Brent Crude Oil Futures	Put	04/25/18	$43.00	14		14		(10,780)
Brent Crude Oil Futures	Put	04/25/18	$44.00	13		13		(11,960)
Brent Crude Oil Futures	Put	04/25/18	$45.00	12		12		(13,080)

A161

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Description	Call/ Put	Expiration Date	Strike Price	Contracts	Notional Amount (000)#	Value
Brent Crude Oil Futures	Put	10/17/18	$45.00	4	4	$(11,720)
Brent Crude Oil Spread	Put	10/30/17	$(3.00)	3	3	(5,911)
Brent Crude Oil Spread	Put	10/30/17	$(5.00)	7	7	(4,201)
Brent Crude Oil Spread	Put	10/30/17	$(6.50)	3	3	(541)
Brent Crude Oil Spread	Put	04/27/18	$(3.00)	2	2	(2,881)
Brent Crude Oil Spread	Put	04/27/18	$(2.00)	4	4	(8,841)
Crude Oil CSO Futures	Put	10/17/17	$44.00	1	1	(20)
Crude Oil CSO Futures	Put	10/19/17	$(1.00)	4	4	(40)
Crude Oil CSO Futures	Put	11/17/17	$(1.00)	4	4	(120)
Henry Hub Natural Gas Futures	Put	10/26/17	$2.80	12	120	(3,600)
Henry Hub Natural Gas Futures	Put	10/26/17	$2.85	12	120	(5,520)
Henry Hub Natural Gas Futures	Put	11/27/17	$2.90	12	120	(7,440)
Henry Hub Natural Gas Futures	Put	04/25/18	$2.40	9	90	(4,374)
Henry Hub Natural Gas Futures	Put	04/25/18	$2.50	2	20	(1,402)

						$(557,359)

(r)	Principal or notional amount is less than $500 par.

OTC Traded Options - Purchased:

Description	Call/ Put	Counterparty	Expiration Date	Strike Price	Contracts	Notional Amount (000)#		Value
Inflation Cap Option, Inflation on the CPI Urban Consumer NSA	Call	Deutsche Bank AG	03/29/18	0.26%	—		35,200	15,840
FNMA TBA 3.50%	Put	JPMorgan Chase	10/05/17	$75.00	—		34,000	$58

								$15,898

OTC Traded Options - Written:
Description	Call/ Put	Counterparty	Expiration Date	Strike Price	Contracts	Notional Amount (000)#		Value
Crude Oil Futures	Call	Morgan Stanley	10/17/17	$52.00	12		12	$(1,408)
Crude Oil Futures	Call	BNP Paribas	12/01/17	$90.00	24		24	(4,440)
Currency Option AUD vs CAD	Call	Bank of America	12/21/17	1.01	—	AUD	8,900	(27,818)
Currency Option EUR vs USD	Call	Standard Chartered PLC	10/06/17	1.20	—	EUR	2,086	(749)
Currency Option USD vs BRL	Call	Deutsche Bank AG	11/17/17	4.25	—		10,300	(331)
Currency Option USD vs BRL	Call	Credit Suisse First Boston Corp.	01/11/18	6.30	—		5,400	(92)
FNMA TBA 3.50%	Call	JPMorgan Chase	10/05/17	$103.11	—		3,000	(6,287)
FNMA TBA 3.50%	Call	JPMorgan Chase	10/05/17	$103.61	—		3,000	(41)
Inflation Cap Option, Inflation on the CPI Urban Consumer NSA	Call	JPMorgan Chase	05/16/24	4.00%	—		600	(82)
Inflation Cap Option, Inflation on the Eurostat Eurozone HICP	Call	Goldman Sachs & Co.	06/22/35	3.00%	—	EUR	2,000	(23,037)
SPGCICP	Call	Goldman Sachs & Co.	01/29/18	$0.34	—		5,690	(15,414)
Crude Oil Futures	Put	Morgan Stanley	10/17/17	$46.00	12		12	(40)
Currency Option AUD vs CAD	Put	Bank of America	12/21/17	0.95	—	AUD	8,900	(232,803)
Currency Option CAD vs JPY	Put	Goldman Sachs & Co.	06/19/18	76.70	—	CAD	5,200	(25,315)
FNMA TBA 3.50%	Put	JPMorgan Chase	10/05/17	$102.61	—		3,000	(5)
Inflation Floor Option, Inflation on the CPI Urban Consumer NSA	Put	Deutsche Bank AG	01/22/18	0.00%	—		700	—

A162

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Description	Call/ Put	Counterparty	Expiration Date	Strike Price	Contracts	Notional Amount (000)#	Value
Inflation Floor Option, Inflation on the CPI Urban Consumer NSA	Put	Deutsche Bank AG	03/29/18	0.23%	—	35,200	$(15,840)
Inflation Floor Option, Inflation on the CPI Urban Consumer NSA	Put	JPMorgan Chase	03/24/20	0.00%	—	7,900	(22,002)
Inflation Floor Option, Inflation on the CPI Urban Consumer NSA	Put	Citigroup Global Markets	04/07/20	0.00%	—	4,200	(3)
Inflation Floor Option, Inflation on the CPI Urban Consumer NSA	Put	Citigroup Global Markets	09/29/20	0.00%	—	400	(1)
Inflation Floor Option, Inflation on the CPI Urban Consumer NSA	Put	Citigroup Global Markets	09/29/20	0.00%	—	700	(1)
Inflation Floor Option, Inflation on the CPI Urban Consumer NSA	Put	JPMorgan Chase	10/02/20	0.00%	—	3,500	(12,239)

							$(387,948)

OTC Swaptions - Purchased:
Description	Call/ Put	Counterparty	Expiration Date	Strike Price	Receive	Pay	Notional Amount (000)#		Value
30- Year Interest Rate Swap, 06/19/48	Call	Deutsche Bank AG	06/15/18	2.15%	2.15%(S)	3 Month LIBOR(Q)		2,100	$29,933
7- Year x 8- Year Interest Rate Swap, 10/04/32	Put	Goldman Sachs & Co.	10/02/17	2.39%	6 Month EURIBOR(S)	2.39%(A)	EUR	3,050	—
10- Year Interest Rate Swap, 07/18/28	Put	Morgan Stanley	07/16/18	2.77%	3 Month LIBOR(Q)	2.77%(S)		8,050	67,050
15-Year x 15- Year Interest Rate Swap, 10/04/47	Put	Goldman Sachs & Co.	10/02/17	2.07%	6 Month EURIBOR(S)	2.07%(A)	EUR	2,015	206
30- Year Interest Rate Swap, 04/24/48	Put	Barclays Capital Group	04/20/18	2.75%	3 Month LIBOR(Q)	2.75%(S)		7,170	150,595
30- Year Interest Rate Swap, 04/24/48	Put	Citigroup Global Markets	04/20/18	2.75%	3 Month LIBOR(Q)	2.75%(S)		680	14,282
30- Year Interest Rate Swap, 06/19/48	Put	Deutsche Bank AG	06/15/18	2.15%	3 Month LIBOR(Q)	2.15%(S)		2,100	208,727

									$470,793

OTC Swaptions - Written:
Description	Call/ Put	Counterparty	Expiration Date	Strike Price	Receive	Pay	Notional Amount (000)#		Value
5- Year x 5- Year Interest Rate Swap, 11/09/27	Call	Royal Bank of Scotland Group PLC	11/07/17	1.80%	3 Month LIBOR(Q)	1.80%(S)		3,700	$(33)
7- Year x 8- Year Interest Rate Swap, 10/04/32	Put	Goldman Sachs & Co.	10/02/17	2.19%	2.19%(A)	6 Month EURIBOR(S)	EUR	3,050	(74)
5- Year x 5- Year Interest Rate Swap, 11/09/27	Put	Royal Bank of Scotland Group PLC	11/07/17	2.60%	2.60%(S)	3 Month LIBOR(Q)		3,700	(13,544)
15-Year x 15- Year Interest Rate Swap, 10/04/47	Put	Goldman Sachs & Co.	10/02/17	2.27%	2.27%(A)	6 Month EURIBOR(S)	EUR	2,015	—
30- Year Interest Rate Swap, 04/24/48	Put	Citigroup Global Markets	04/20/18	3.05%	3.05%(S)	3 Month LIBOR(Q)		680	(5,154)
30- Year Interest Rate Swap, 04/24/48	Put	Barclays Capital Group	04/20/18	3.05%	3.05%(S)	3 Month LIBOR(Q)		7,170	(54,342)

									$(73,147)

A163

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Financial futures contracts outstanding at September 30, 2017:
Number of Contracts	Type	Expiration Date	Value at Trade Date	Current Notional Amount	Value/ Unrealized Appreciation (Depreciation)

Long Positions:
214	2 Year U.S. Treasury Notes	Dec. 2017	$46,270,676	$46,160,469	$(110,207)
131	5 Year Euro-Bobl	Dec. 2017	20,368,088	20,310,342	(57,746)
3,480	5 Year U.S. Treasury Notes	Dec. 2017	411,418,839	408,900,000	(2,518,839)
100	10 Year Australian Treasury Bonds	Dec. 2017	77,400,466	77,209,687	(190,779)
405	10 Year Euro-Bund	Dec. 2017	77,470,452	77,070,145	(400,307)
90	10 Year U.K. Gilt	Dec. 2017	15,064,936	14,939,901	(125,035)
1,087	10 Year U.S. Treasury Notes	Dec. 2017	137,556,547	136,214,688	(1,341,859)
261	10 Year U.S. Ultra Treasury Notes	Dec. 2017	35,407,047	35,059,641	(347,406)
1,011	30 Year U.S. Ultra Treasury Bonds	Dec. 2017	169,076,532	166,941,375	(2,135,157)
243	Bank Accept	Dec. 2017	47,974,981	47,894,029	(80,952)
18	Bank Accept	Dec. 2018	3,531,116	3,532,559	1,443
166	Euro-BTP Italian Government Bond	Dec. 2017	26,619,643	26,478,383	(141,260)
236	Euro-OAT	Dec. 2017	43,614,395	43,272,710	(341,685)
938	Mini MSCI EAFE Index	Dec. 2017	92,224,157	92,786,960	562,803
208	Russell 2000 Mini Index	Dec. 2017	14,704,336	15,526,160	821,824
1,514	S&P 500 E-Mini Index	Dec. 2017	186,290,130	190,468,770	4,178,640

					(2,226,522)

Short Positions:
831	90 Day Euro Dollar	Dec. 2017	204,626,318	204,675,300	(48,982)
15	90 Day Euro Dollar	Dec. 2018	3,685,313	3,680,063	5,250
427	90 Day Euro Dollar	Mar. 2019	104,691,419	104,711,075	(19,656)
1,147	2 Year U.S. Treasury Notes	Dec. 2017	248,182,260	247,411,485	770,775
686	5 Year U.S. Treasury Notes	Dec. 2017	81,117,763	80,605,000	512,763
23	10 Year Japanese Bonds	Dec. 2017	30,855,499	30,731,393	124,106
90	10 Year U.K. Gilt	Dec. 2017	15,311,509	14,939,901	371,608
358	20 Year U.S. Treasury Bonds	Dec. 2017	55,536,928	54,706,876	830,052
62	30 Year Euro Buxl	Dec. 2017	12,188,488	11,963,267	225,221

					2,771,137

					$544,615

Commodity futures contracts outstanding at September 30, 2017:
Number of Contracts	Type	Expiration Date	Value at Trade Date	Current Notional Amount	Value/ Unrealized Appreciation (Depreciation)

Long Positions:
1	Brent (ICE) Calendar Swap	Apr. 2018	$51,750	$55,990	$4,240
1	Brent (ICE) Calendar Swap	May 2018	51,750	55,890	4,140
5	Brent Crude	Dec. 2017	279,343	283,950	4,607
5	Brent Crude	Jan. 2018	277,837	282,950	5,113
46	Brent Crude	Mar. 2018	2,481,115	2,590,260	109,145
11	Brent Crude	Jun. 2018	612,257	615,890	3,633
60	Brent Crude	Dec. 2018	3,187,803	3,325,800	137,997
111	Brent Crude	Dec. 2019	5,822,446	6,092,790	270,344
9	Brent Dubai (ICE) Calendar Swap	Jan. 2018	15,000	14,427	(573)
9	Brent Dubai (ICE) Calendar Swap	Feb. 2018	15,000	14,526	(474)
9	Brent Dubai (ICE) Calendar Swap	Mar. 2018	15,000	14,607	(393)
9	Brent Dubai (ICE) Calendar Swap	Apr. 2018	15,000	14,526	(474)
9	Brent Dubai (ICE) Calendar Swap	May 2018	15,000	14,625	(375)
9	Brent Dubai (ICE) Calendar Swap	Jun. 2018	15,000	14,706	(294)
11	Brent Dubai (ICE) Calendar Swap	Jul. 2018	18,660	18,095	(565)
11	Brent Dubai (ICE) Calendar Swap	Aug. 2018	18,660	18,326	(334)
11	Brent Dubai (ICE) Calendar Swap	Sep. 2018	18,660	18,337	(323)
11	Brent Dubai (ICE) Calendar Swap	Oct. 2018	18,660	18,436	(224)
11	Brent Dubai (ICE) Calendar Swap	Nov. 2018	18,660	18,568	(92)

A164

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Commodity futures contracts outstanding at September 30, 2017 (continued):

Number of Contracts	Type	Expiration Date	Value at Trade Date	Current Notional Amount	Value/ Unrealized Appreciation (Depreciation)

Long Positions (cont’d.):
11	Brent Dubai (ICE) Calendar Swap	Dec. 2018	$18,660	$19,008	$348
10	Chicago Ethanol (Platts) Swap	Dec. 2017	594,930	609,000	14,070
8	Coffee ’C’	Mar. 2018	402,470	394,950	(7,520)
34	Corn	Dec. 2018	672,888	679,150	6,262
25	Cotton No. 2	Mar. 2018	888,715	847,250	(41,465)
7	Gasoline RBOB	Nov. 2017	485,315	467,754	(17,561)
4	Gasoline RBOB	Apr. 2018	299,564	296,386	(3,178)
12	Gold 100 OZ	Dec. 2018	1,527,320	1,570,320	43,000
22	Hard Red Winter Wheat	Mar. 2018	563,882	506,275	(57,607)
5	Hard Red Winter Wheat	Jul. 2018	121,591	122,688	1,097
26	Henry Hub LD1 Fixed Price	Apr. 2018	166,140	191,035	24,895
60	Henry Hub Natural Gas Swap	Feb. 2018	470,915	494,850	23,935
40	Henry Hub Natural Gas Swap	Apr. 2018	286,438	293,900	7,462
20	Henry Hub Natural Gas Swap	May 2018	149,325	145,200	(4,125)
20	Henry Hub Natural Gas Swap	Jun. 2018	149,325	146,500	(2,825)
20	Henry Hub Natural Gas Swap	Jul. 2018	149,325	147,700	(1,625)
20	Henry Hub Natural Gas Swap	Aug. 2018	149,325	147,800	(1,525)
20	Henry Hub Natural Gas Swap	Sep. 2018	149,325	146,750	(2,575)
20	Henry Hub Natural Gas Swap	Oct. 2018	149,325	147,900	(1,425)
20	Henry Hub Natural Gas Swap	Nov. 2018	149,325	150,450	1,125
20	Henry Hub Natural Gas Swap	Dec. 2018	149,325	157,100	7,775
4	Live Cattle	Feb. 2018	187,983	189,800	1,817
4	Live Cattle	Jun. 2018	179,781	180,880	1,099
7	LME Copper	Dec. 2017	1,155,858	1,133,869	(21,989)
8	LME Copper	Mar. 2018	1,364,131	1,311,000	(53,131)
5	LME Lead	Mar. 2018	293,281	311,250	17,969
10	LME Zinc	Mar. 2018	779,731	787,625	7,894
22	Low Sulphur Gas Oil	Mar. 2018	1,120,511	1,151,700	31,189
89	Low Sulphur Gas Oil	Dec. 2018	4,298,111	4,561,250	263,139
43	Natural Gas	Nov. 2017	1,317,206	1,293,010	(24,196)
44	Natural Gas	Feb. 2018	1,439,045	1,451,560	12,515
51	Natural Gas	Apr. 2018	1,483,827	1,498,890	15,063
82	Natural Gas	Oct. 2018	2,382,661	2,425,560	42,899
2	Natural Gas	Feb. 2019	62,634	64,120	1,486
4	NY Harbor ULSD	Mar. 2018	285,707	298,553	12,846
6	NY Harbor ULSD	Jul. 2018	431,027	434,750	3,723
2	Nymex Mont Belvieu LDH Propane 5 Decimal (OPIS) Swap	Mar. 2018	67,830	64,470	(3,360)
30	Platinum	Jan. 2018	1,473,601	1,373,250	(100,351)
4	Rapeseed	Feb. 2018	87,874	87,637	(237)
11	Silver	Dec. 2017	955,313	917,180	(38,133)
17	Soybean Oil	May 2018	356,681	341,190	(15,491)
13	Soybean Oil	Dec. 2018	271,245	261,144	(10,101)
16	White Sugar	Dec. 2017	304,873	289,760	(15,113)
17	White Sugar	Mar. 2018	317,096	312,035	(5,061)
13	WTI Crude	Nov. 2017	652,182	671,710	19,528
18	WTI Crude	Jun. 2018	937,782	936,900	(882)
10	WTI Crude	Jul. 2018	503,587	519,300	15,713
72	WTI Crude	Sep. 2018	3,640,825	3,724,560	83,735
30	WTI Crude	Mar. 2019	1,505,965	1,537,200	31,235
66	WTI Crude	Jun. 2019	3,295,276	3,369,300	74,024
26	WTI Crude	Dec. 2019	1,309,938	1,319,500	9,562
8	WTI Crude	Jun. 2020	421,034	404,400	(16,634)
1	WTI Houston (Argus) vx. WTI Trade Month	Jan. 2018	1,250	2,530	1,280
1	WTI Houston (Argus) vx. WTI Trade Month	Feb. 2018	1,250	2,350	1,100
1	WTI Houston (Argus) vx. WTI Trade Month	Mar. 2018	1,250	2,150	900
1	WTI Houston (Argus) vx. WTI Trade Month	Apr. 2018	1,250	2,180	930
1	WTI Houston (Argus) vx. WTI Trade Month	May 2018	1,250	2,180	930

A165

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Commodity futures contracts outstanding at September 30, 2017 (continued):

Number of Contracts	Type	Expiration Date	Value at Trade Date	Current Notional Amount	Value/ Unrealized Appreciation (Depreciation)

Long Positions (cont’d.):
1	WTI Houston (Argus) vx. WTI Trade Month	Jun. 2018	$1,250	$2,180	$930
1	WTI Houston (Argus) vx. WTI Trade Month	Jul. 2018	1,250	2,100	850
1	WTI Houston (Argus) vx. WTI Trade Month	Aug. 2018	1,250	2,050	800
1	WTI Houston (Argus) vx. WTI Trade Month	Sep. 2018	1,250	2,000	750
1	WTI Houston (Argus) vx. WTI Trade Month	Oct. 2018	1,250	1,980	730
1	WTI Houston (Argus) vx. WTI Trade Month	Nov. 2018	1,250	2,020	770
1	WTI Houston (Argus) vx. WTI Trade Month	Dec. 2018	1,250	2,060	810
3	WTI Light Sweet Crude Oil	Dec. 2017	145,349	155,850	10,501
1	WTI Light Sweet Crude Oil	Sep. 2018	48,723	51,730	3,007
47	WTI Light Sweet Crude Oil	Dec. 2018	2,357,729	2,421,440	63,711
1	WTI Light Sweet Crude Oil	Dec. 2019	50,948	50,750	(198)

					952,194

Short Positions:
14	Brent Crude	Feb. 2018	752,426	790,020	(37,594)
53	Brent Crude	Sep. 2018	2,764,624	2,950,510	(185,886)
19	Brent Crude	Mar. 2019	971,903	1,050,510	(78,607)
73	Brent Crude	Jun. 2019	3,776,853	4,025,220	(248,367)
64	Brent Crude	Jun. 2020	3,453,212	3,515,520	(62,308)
9	Brent Crude	Dec. 2020	489,808	495,090	(5,282)
7	Brent Crude	Dec. 2021	393,328	388,290	5,038
35	Cocoa	Mar. 2018	710,031	711,900	(1,869)
22	Coffee ’C’	Dec. 2017	1,074,193	1,056,413	17,780
14	Copper	Dec. 2017	1,064,706	1,034,250	30,456
10	Copper	Mar. 2018	756,796	743,375	13,421
16	Corn	Dec. 2017	287,560	284,200	3,360
44	Corn	Mar. 2018	834,732	809,050	25,682
9	Corn	Sep. 2018	176,328	175,500	828
7	Gasoline RBOB	Dec. 2017	468,491	464,138	4,353
10	Gasoline RBOB	Jan. 2018	652,825	662,718	(9,893)
6	Gasoline RBOB	Mar. 2018	406,950	403,805	3,145
3	Globex Natural Gas	Nov. 2017	90,600	90,210	390
3	Globex Natural Gas	Dec. 2017	94,800	95,430	(630)
32	Gold 100 OZ	Dec. 2017	4,088,163	4,111,360	(23,197)
4	Henry Hub LD1 Fixed Price	Jan. 2018	29,352	32,950	(3,598)
4	Henry Hub LD1 Fixed Price	Feb. 2018	29,735	32,990	(3,255)
35	Henry Hub LD1 Fixed Price	Mar. 2018	248,522	284,288	(35,766)
4	Henry Hub LD1 Fixed Price	May 2018	29,352	29,040	312
4	Henry Hub LD1 Fixed Price	Jun. 2018	29,735	29,300	435
4	Henry Hub LD1 Fixed Price	Jul. 2018	29,352	29,540	(188)
4	Henry Hub LD1 Fixed Price	Aug. 2018	29,352	29,560	(208)
4	Henry Hub LD1 Fixed Price	Sep. 2018	29,735	29,350	385
4	Henry Hub LD1 Fixed Price	Oct. 2018	29,352	29,580	(228)
4	Henry Hub LD1 Fixed Price	Nov. 2018	29,735	30,090	(355)
4	Henry Hub LD1 Fixed Price	Dec. 2018	29,352	31,420	(2,068)
20	Henry Hub Natural Gas Swap	Jan. 2018	166,438	164,750	1,688
8	Live Cattle	Apr. 2018	381,891	383,520	(1,629)
20	LME PRI Aluminum	Mar. 2018	1,057,888	1,058,750	(862)
21	Low Sulphur Gas Oil	Nov. 2017	1,084,719	1,138,725	(54,006)
8	Low Sulphur Gas Oil	Dec. 2017	417,319	427,000	(9,681)
11	Low Sulphur Gas Oil	Jun. 2018	567,563	567,600	(37)
57	Low Sulphur Gas Oil	Jun. 2019	2,820,622	2,907,000	(86,378)
85	Natural Gas	Jan. 2018	2,802,692	2,800,750	1,942
22	Natural Gas	Mar. 2018	714,714	714,780	(66)
81	Natural Gas	May 2018	2,312,504	2,352,240	(39,736)
2	Natural Gas	Jan. 2019	63,104	64,540	(1,436)
22	No. 2 Soft Red Winter Wheat	Mar. 2018	545,842	513,150	32,692
5	No. 2 Soft Red Winter Wheat	Jul. 2018	121,388	122,688	(1,300)

A166

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Commodity futures contracts outstanding at September 30, 2017 (continued):

Number of Contracts	Type	Expiration Date	Value at Trade Date	Current Notional Amount	Value/ Unrealized Appreciation (Depreciation)

Short Positions (cont’d.):
2	Nymex Mont Belvieu LDH Propane 5 Decimal (OPIS) Swap	Dec. 2017	$80,535	$75,740	$4,795
4	Rapeseed	May 2018	88,287	87,933	354
19	Soybean	Mar. 2017	925,565	938,363	(12,798)
10	Soybean	Nov. 2018	487,528	493,125	(5,597)
12	Soybean Meal	Dec. 2017	375,224	378,960	(3,736)
11	Soybean Oil	Dec. 2017	230,580	216,612	13,968
77	Sugar #11 (World)	Mar. 2018	1,247,824	1,215,984	31,840
5	WTI Crude	Feb. 2018	239,302	261,100	(21,798)
100	WTI Crude	Mar. 2018	5,087,239	5,224,000	(136,761)
5	WTI Crude	Oct. 2018	243,023	258,250	(15,227)
5	WTI Crude	Nov. 2018	252,076	257,900	(5,824)
82	WTI Crude	Dec. 2018	4,117,609	4,224,640	(107,031)
36	WTI Crude	Dec. 2020	1,832,672	1,821,240	11,432
1	WTI Crude	Dec. 2021	51,674	50,730	944
7	WTI Light Sweet Crude Oil	Mar. 2018	343,301	365,680	(22,379)
13	WTI Light Sweet Crude Oil	Jun. 2018	643,428	676,650	(33,222)

					(1,053,563)

					$(101,369)

Cash and foreign currency of $2,191,437 has been segregated with Goldman Sachs & Co. and securities with combined market values of $4,746,453 and $18,937,231 have been segregated with Citigroup Global Markets and Goldman Sachs & Co., respectively, to cover requirements for open futures contracts at September 30, 2017.

Forward foreign currency exchange contracts outstanding at September 30, 2017:

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)

OTC forward foreign currency exchange contracts:
Argentine Peso,
Expiring 12/20/17	Citigroup Global Markets	ARS	2,976	$166,333	$164,362	$(1,971)
Expiring 01/12/18	Goldman Sachs & Co.	ARS	14,811	804,487	807,826	3,339
Expiring 02/14/18	Hong Kong & Shanghai Bank	ARS	11,747	627,162	628,981	1,819
Brazilian Real,
Expiring 10/03/17	JPMorgan Chase	BRL	25,500	8,049,242	8,046,728	(2,514)
Expiring 10/03/17	JPMorgan Chase	BRL	4,818	1,513,374	1,520,351	6,977
Expiring 10/03/17	Morgan Stanley	BRL	18,500	5,980,475	5,837,822	(142,653)
Expiring 10/03/17	Morgan Stanley	BRL	7,000	2,241,722	2,208,906	(32,816)
Expiring 11/03/17	Deutsche Bank AG	BRL	4,818	1,533,143	1,513,616	(19,527)
Expiring 11/03/17	Goldman Sachs & Co.	BRL	6,520	2,054,000	2,048,392	(5,608)
British Pound,
Expiring 10/03/17	BNP Paribas	GBP	20,000	26,668,590	26,803,558	134,968
Expiring 10/03/17	BNP Paribas	GBP	3,854	5,096,933	5,165,046	68,113
Expiring 10/03/17	BNP Paribas	GBP	2,155	2,921,947	2,888,083	(33,864)
Expiring 10/03/17	BNP Paribas	GBP	600	812,290	804,107	(8,183)
Expiring 10/03/17	Hong Kong & Shanghai Bank	GBP	3,296	4,352,658	4,417,226	64,568
Expiring 10/03/17	JPMorgan Chase	GBP	30,311	40,584,901	40,622,132	37,231
Expiring 10/03/17	JPMorgan Chase	GBP	10,247	13,720,217	13,732,803	12,586
Expiring 10/03/17	JPMorgan Chase	GBP	3,209	4,262,216	4,300,631	38,415
Expiring 10/03/17	JPMorgan Chase	GBP	1,490	2,013,243	1,996,865	(16,378)
Expiring 10/03/17	Morgan Stanley	GBP	200	261,669	268,036	6,367
Expiring 10/03/17	UBS AG	GBP	2,305	3,110,383	3,089,110	(21,273)
Expiring 10/03/17	UBS AG	GBP	2,300	3,111,753	3,082,409	(29,344)
Canadian Dollar,
Expiring 10/13/17	UBS AG	CAD	624	484,202	500,059	15,857
Danish Krone,
Expiring 10/02/17	JPMorgan Chase	DKK	96,298	15,415,781	15,297,206	(118,575)

A167

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Forward foreign currency exchange contracts outstanding at September 30, 2017 (continued):

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)

OTC forward foreign currency exchange contracts (cont’d.):
Danish Krone (cont’d.),
Expiring 01/02/18	Goldman Sachs & Co.	DKK	510	$77,720	$81,418	$3,698
Expiring 04/03/18	BNP Paribas	DKK	7,152	1,065,357	1,149,267	83,910
Euro,
Expiring 10/03/17	BNP Paribas	EUR	113,276	132,985,848	133,909,416	923,568
Expiring 10/03/17	Citigroup Global Markets	EUR	1,347	1,604,526	1,592,360	(12,166)
Expiring 10/03/17	JPMorgan Chase	EUR	1,540	1,846,883	1,820,516	(26,367)
Expiring 10/03/17	JPMorgan Chase	EUR	1,066	1,281,793	1,260,175	(21,618)
Expiring 10/03/17	JPMorgan Chase	EUR	343	411,473	405,479	(5,994)
Expiring 10/03/17	JPMorgan Chase	EUR	240	286,005	283,717	(2,288)
Expiring 10/03/17	UBS AG	EUR	20,900	25,097,201	24,707,003	(390,198)
Expiring 10/03/17	UBS AG	EUR	600	714,808	709,292	(5,516)
Expiring 10/03/17	UBS AG	EUR	480	572,178	567,434	(4,744)
Indian Rupee,
Expiring 12/04/17	Citigroup Global Markets	INR	188,143	2,870,000	2,857,794	(12,206)
Expiring 12/04/17	Citigroup Global Markets	INR	119,977	1,830,311	1,822,388	(7,923)
Expiring 12/04/17	Credit Suisse First Boston Corp.	INR	47,051	719,000	714,686	(4,314)
Expiring 12/04/17	Goldman Sachs & Co.	INR	344,135	5,225,245	5,227,229	1,984
Indonesian Rupiah,
Expiring 10/13/17	JPMorgan Chase	IDR	14,460,490	1,065,543	1,072,294	6,751
Expiring 10/13/17	Standard Chartered PLC	IDR	94,015,500	6,948,670	6,971,565	22,895
Expiring 01/19/18	Standard Chartered PLC	IDR	72,097,264	5,302,049	5,298,598	(3,451)
Japanese Yen,
Expiring 10/03/17	Citigroup Global Markets	JPY	462,328	4,098,532	4,109,499	10,967
Malaysian Ringgit,
Expiring 12/04/17	UBS AG	MYR	11,722	2,748,143	2,769,262	21,119
Mexican Peso,
Expiring 11/10/17	Hong Kong & Shanghai Bank	MXN	15,300	856,474	834,279	(22,195)
Expiring 12/15/17	Goldman Sachs & Co.	MXN	98,555	5,466,451	5,344,656	(121,795)
Expiring 03/01/18	BNP Paribas	MXN	49,620	2,501,210	2,660,336	159,126
New Zealand Dollar,
Expiring 10/03/17	JPMorgan Chase	NZD	7,535	5,418,960	5,442,076	23,116
Peruvian Nuevo Sol,
Expiring 10/31/17	Goldman Sachs & Co.	PEN	6,126	1,874,000	1,874,726	726
Russian Ruble,
Expiring 10/20/17	Deutsche Bank AG	RUB	328,614	5,693,482	5,687,963	(5,519)
Expiring 10/20/17	Goldman Sachs & Co.	RUB	153,677	2,662,000	2,659,996	(2,004)
Expiring 10/20/17	Societe Generale	RUB	107,094	1,835,947	1,853,695	17,748
Singapore Dollar,
Expiring 12/04/17	Goldman Sachs & Co.	SGD	7,418	5,473,000	5,472,721	(279)
South Korean Won,
Expiring 12/04/17	JPMorgan Chase	KRW	146,392	129,907	127,923	(1,984)
Swedish Krona,
Expiring 10/03/17	JPMorgan Chase	SEK	22,625	2,845,181	2,778,444	(66,737)
Expiring 10/03/17	JPMorgan Chase	SEK	11,370	1,427,423	1,396,283	(31,140)
Expiring 10/03/17	JPMorgan Chase	SEK	10,815	1,360,272	1,328,127	(32,145)
Expiring 10/03/17	JPMorgan Chase	SEK	6,015	758,327	738,667	(19,660)
Turkish Lira,
Expiring 11/15/17	Standard Chartered PLC	TRY	19,199	5,274,210	5,312,108	37,898

				$386,114,850	$386,585,647	470,797

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)

OTC forward foreign currency exchange contracts:
Argentine Peso,
Expiring 02/14/18	BNP Paribas	ARS	5,490	$290,000	$293,947	$(3,947)
Expiring 02/14/18	JPMorgan Chase	ARS	3,735	197,000	199,998	(2,998)

A168

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Forward foreign currency exchange contracts outstanding at September 30, 2017 (continued):

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)

OTC forward foreign currency exchange contracts (cont’d.):
Australian Dollar,
Expiring 10/03/17	BNP Paribas	AUD	10,204	$8,134,883	$8,003,602	$131,281
Expiring 10/03/17	BNP Paribas	AUD	6,320	5,038,461	4,957,150	81,311
Expiring 10/03/17	Goldman Sachs & Co.	AUD	457	367,967	358,452	9,515
Brazilian Real,
Expiring 10/03/17	Deutsche Bank AG	BRL	4,818	1,539,290	1,520,351	18,939
Expiring 10/03/17	JPMorgan Chase	BRL	25,500	6,915,254	8,046,728	(1,131,474)
Expiring 10/03/17	Morgan Stanley	BRL	25,500	8,049,242	8,046,728	2,514
Expiring 11/03/17	Goldman Sachs & Co.	BRL	1,460	458,000	458,505	(505)
Expiring 01/03/18	Deutsche Bank AG	BRL	18,100	4,769,847	5,641,553	(871,706)
Expiring 01/03/18	Deutsche Bank AG	BRL	11,100	2,938,369	3,459,737	(521,368)
Expiring 01/03/18	Morgan Stanley	BRL	9,300	2,970,771	2,898,698	72,073
Expiring 04/03/18	Morgan Stanley	BRL	9,200	2,904,866	2,837,052	67,814
Expiring 04/03/18	Morgan Stanley	BRL	7,000	2,190,101	2,158,626	31,475
British Pound,
Expiring 10/03/17	Goldman Sachs & Co.	GBP	67,792	87,717,933	90,853,340	(3,135,407)
Expiring 10/03/17	Hong Kong & Shanghai Bank	GBP	1,928	2,494,209	2,583,863	(89,654)
Expiring 10/03/17	Hong Kong & Shanghai Bank	GBP	756	1,025,138	1,013,174	11,964
Expiring 10/03/17	JPMorgan Chase	GBP	1,159	1,571,236	1,553,266	17,970
Expiring 10/03/17	JPMorgan Chase	GBP	962	1,303,150	1,289,251	13,899
Expiring 10/03/17	JPMorgan Chase	GBP	410	553,976	549,473	4,503
Expiring 10/03/17	Royal Bank of Canada	GBP	1,738	2,345,050	2,329,229	15,821
Expiring 10/03/17	Societe Generale	GBP	5,222	6,781,863	6,998,409	(216,546)
Expiring 10/27/17	Citigroup Global Markets	GBP	4,791	6,268,711	6,426,366	(157,655)
Expiring 10/27/17	JPMorgan Chase	GBP	405	541,496	543,212	(1,716)
Expiring 11/02/17	JPMorgan Chase	GBP	30,311	40,625,260	40,662,164	(36,904)
Expiring 11/02/17	JPMorgan Chase	GBP	10,247	13,733,860	13,746,336	(12,476)
Canadian Dollar,
Expiring 10/03/17	Goldman Sachs & Co.	CAD	4,635	3,713,556	3,714,788	(1,232)
Expiring 10/03/17	Goldman Sachs & Co.	CAD	293	242,010	234,829	7,181
Expiring 10/03/17	Hong Kong & Shanghai Bank	CAD	21,071	16,900,715	16,887,657	13,058
Expiring 10/03/17	Hong Kong & Shanghai Bank	CAD	170	139,401	136,249	3,152
Expiring 10/03/17	JPMorgan Chase	CAD	679	556,694	544,194	12,500
Danish Krone,
Expiring 10/02/17	Goldman Sachs & Co.	DKK	28,754	4,213,040	4,567,653	(354,613)
Expiring 10/02/17	Goldman Sachs & Co.	DKK	19,370	2,997,147	3,076,978	(79,831)
Expiring 10/02/17	Goldman Sachs & Co.	DKK	8,690	1,339,537	1,380,431	(40,894)
Expiring 10/02/17	Goldman Sachs & Co.	DKK	7,650	1,174,130	1,215,224	(41,094)
Expiring 10/02/17	Hong Kong & Shanghai Bank	DKK	219,880	33,672,282	34,928,550	(1,256,268)
Expiring 10/02/17	Hong Kong & Shanghai Bank	DKK	16,088	2,463,706	2,555,624	(91,918)
Expiring 10/02/17	JPMorgan Chase	DKK	57,745	8,874,215	9,172,954	(298,739)
Expiring 10/02/17	JPMorgan Chase	DKK	16,855	2,593,590	2,677,464	(83,874)
Expiring 10/02/17	JPMorgan Chase	DKK	2,295	351,746	364,567	(12,821)
Expiring 10/02/17	UBS AG	DKK	175,815	27,108,676	27,928,702	(820,026)
Expiring 10/02/17	UBS AG	DKK	22,250	3,424,090	3,534,474	(110,384)
Expiring 10/02/17	UBS AG	DKK	16,580	2,556,236	2,633,779	(77,543)
Expiring 10/02/17	UBS AG	DKK	8,720	1,343,762	1,385,196	(41,434)
Expiring 10/03/17	Hong Kong & Shanghai Bank	DKK	3,992	608,444	634,178	(25,734)
Expiring 01/02/18	BNP Paribas	DKK	7,415	1,093,497	1,184,688	(91,191)
Expiring 01/02/18	Goldman Sachs & Co.	DKK	35,339	5,230,051	5,646,081	(416,030)
Expiring 01/02/18	Goldman Sachs & Co.	DKK	2,078	316,755	332,000	(15,245)
Expiring 01/02/18	Hong Kong & Shanghai Bank	DKK	226,875	36,124,709	36,247,684	(122,975)
Expiring 01/02/18	JPMorgan Chase	DKK	33,569	4,879,924	5,363,289	(483,365)
Expiring 01/02/18	UBS AG	DKK	40,521	5,954,771	6,474,004	(519,233)
Expiring 01/02/18	UBS AG	DKK	5,174	748,359	826,581	(78,222)
Expiring 01/02/18	UBS AG	DKK	4,710	751,914	752,513	(599)
Expiring 04/03/18	BNP Paribas	DKK	39,491	5,818,281	6,346,105	(527,824)
Expiring 04/03/18	BNP Paribas	DKK	21,432	3,118,957	3,444,101	(325,144)
Expiring 04/03/18	BNP Paribas	DKK	3,383	497,807	543,640	(45,833)

A169

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Forward foreign currency exchange contracts outstanding at September 30, 2017 (continued):

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)

OTC forward foreign currency exchange contracts (cont’d.):
Danish Krone (cont’d.),
Expiring 04/03/18	Citigroup Global Markets	DKK	56,661	$8,319,299	$9,105,281	$(785,982)
Expiring 04/03/18	Citigroup Global Markets	DKK	34,007	4,997,029	5,464,840	(467,811)
Expiring 04/03/18	Citigroup Global Markets	DKK	15,699	2,286,030	2,522,716	(236,686)
Expiring 04/03/18	Goldman Sachs & Co.	DKK	108,035	16,019,425	17,360,955	(1,341,530)
Expiring 04/03/18	Goldman Sachs & Co.	DKK	76,821	11,191,754	12,344,943	(1,153,189)
Expiring 04/03/18	Goldman Sachs & Co.	DKK	3,140	480,894	504,590	(23,696)
Expiring 04/03/18	Goldman Sachs & Co.	DKK	1,111	170,151	178,535	(8,384)
Expiring 04/03/18	JPMorgan Chase	DKK	38,559	5,638,105	6,196,335	(558,230)
Expiring 04/03/18	UBS AG	DKK	3,385	494,873	543,961	(49,088)
Expiring 07/02/18	JPMorgan Chase	DKK	39,590	6,086,105	6,399,779	(313,674)
Euro,
Expiring 10/03/17	BNP Paribas	EUR	119,107	142,556,011	140,802,552	1,753,459
Expiring 10/03/17	BNP Paribas	EUR	2,872	3,441,862	3,395,144	46,718
Expiring 10/03/17	BNP Paribas	EUR	504	602,788	595,983	6,805
Expiring 10/03/17	Citigroup Global Markets	EUR	4,837	5,770,353	5,718,075	52,278
Expiring 10/03/17	Citigroup Global Markets	EUR	3,952	4,714,582	4,671,870	42,712
Expiring 10/03/17	Citigroup Global Markets	EUR	2,579	3,101,311	3,048,773	52,538
Expiring 10/03/17	JPMorgan Chase	EUR	2,658	3,158,237	3,142,163	16,074
Expiring 10/03/17	JPMorgan Chase	EUR	2,568	3,080,921	3,035,770	45,151
Expiring 10/03/17	JPMorgan Chase	EUR	2,283	2,738,753	2,698,856	39,897
Expiring 10/03/17	UBS AG	EUR	11,311	13,316,153	13,371,336	(55,183)
Expiring 10/27/17	Bank of America	EUR	2,181	2,606,170	2,581,066	25,104
Expiring 10/27/17	Citigroup Global Markets	EUR	2,545	3,042,783	3,008,580	34,203
Expiring 10/27/17	Citigroup Global Markets	EUR	1,631	1,926,799	1,930,682	(3,883)
Expiring 10/27/17	Citigroup Global Markets	EUR	893	1,066,739	1,057,292	9,447
Expiring 10/27/17	Citigroup Global Markets	EUR	410	483,817	485,323	(1,506)
Expiring 10/27/17	JPMorgan Chase	EUR	22,455	26,302,581	26,580,287	(277,706)
Expiring 10/27/17	JPMorgan Chase	EUR	625	744,540	739,822	4,718
Expiring 10/27/17	JPMorgan Chase	EUR	400	472,706	473,486	(780)
Expiring 11/02/17	BNP Paribas	EUR	113,276	133,200,506	134,130,167	(929,661)
Expiring 11/02/17	JPMorgan Chase	EUR	9,121	10,793,278	10,800,195	(6,917)
Indian Rupee,
Expiring 12/04/17	BNP Paribas	INR	33,506	515,000	508,937	6,063
Expiring 12/04/17	BNP Paribas	INR	66	1,000	998	2
Expiring 12/04/17	Citigroup Global Markets	INR	176,433	2,684,000	2,679,923	4,077
Expiring 12/04/17	JPMorgan Chase	INR	40,245	610,000	611,297	(1,297)
Indonesian Rupiah,
Expiring 10/13/17	Goldman Sachs & Co.	IDR	36,378,726	2,648,000	2,697,605	(49,605)
Expiring 10/13/17	Goldman Sachs & Co.	IDR	34,760,908	2,581,000	2,577,638	3,362
Expiring 10/13/17	Standard Chartered PLC	IDR	72,097,264	5,354,420	5,346,254	8,166
Israeli Shekel,
Expiring 10/20/17	Goldman Sachs & Co.	ILS	386	108,701	109,340	(639)
Japanese Yen,
Expiring 10/03/17	Standard Chartered PLC	JPY	462,328	4,266,986	4,109,499	157,487
Expiring 11/02/17	Citigroup Global Markets	JPY	462,328	4,104,110	4,115,580	(11,470)
Mexican Peso,
Expiring 12/15/17	Goldman Sachs & Co.	MXN	64,306	3,566,819	3,487,349	79,470
Expiring 01/04/18	Goldman Sachs & Co.	MXN	109,900	5,366,866	5,942,233	(575,367)
Expiring 01/04/18	Goldman Sachs & Co.	MXN	3,738	182,542	202,112	(19,570)
Expiring 03/01/18	BNP Paribas	MXN	49,620	2,372,834	2,660,336	(287,502)
New Taiwanese Dollar,
Expiring 12/04/17	Credit Suisse First Boston Corp.	TWD	4,029	134,966	133,296	1,670
New Zealand Dollar,
Expiring 10/03/17	Goldman Sachs & Co.	NZD	7,535	5,473,286	5,442,076	31,210
Expiring 10/03/17	JPMorgan Chase	NZD	410	293,207	296,118	(2,911)
Expiring 11/02/17	JPMorgan Chase	NZD	7,535	5,416,000	5,438,768	(22,768)
Peruvian Nuevo Sol,
Expiring 10/23/17	Goldman Sachs & Co.	PEN	33,141	10,146,739	10,144,876	1,863

A170

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Forward foreign currency exchange contracts outstanding at September 30, 2017 (continued):

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)

OTC forward foreign currency exchange contracts (cont’d.):
Russian Ruble,
Expiring 10/20/17	Goldman Sachs & Co.	RUB	106,521	$1,817,380	$1,843,773	$(26,393)
Singapore Dollar,
Expiring 12/04/17	Standard Chartered PLC	SGD	29,962	21,933,860	22,104,678	(170,818)
South African Rand,
Expiring 10/05/17	Citigroup Global Markets	ZAR	4,446	338,641	328,060	10,581
Expiring 12/15/17	UBS AG	ZAR	989	73,638	72,108	1,530
Expiring 12/15/17	UBS AG	ZAR	989	73,638	72,108	1,530
South Korean Won,
Expiring 11/13/17	Hong Kong & Shanghai Bank	KRW	632,647	552,000	552,675	(675)
Expiring 11/13/17	Morgan Stanley	KRW	2,372,751	2,072,000	2,072,815	(815)
Expiring 12/04/17	BNP Paribas	KRW	690,887	607,000	603,722	3,278
Expiring 12/04/17	Deutsche Bank AG	KRW	1,381,122	1,213,000	1,206,873	6,127
Swedish Krona,
Expiring 10/03/17	Standard Chartered PLC	SEK	253,410	32,065,314	31,119,798	945,516

A171

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Forward foreign currency exchange contracts outstanding at September 30, 2017 (continued):

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts (cont’d.):
Thai Baht,
Expiring 12/04/17	Deutsche Bank AG	THB	3,739	$113,204	$112,204	$1,000
Turkish Lira,
Expiring 11/15/17	Citigroup Global Markets	TRY	8,953	2,483,000	2,477,198	5,802

				$928,507,641	$944,122,991	(15,615,350)

						$(15,144,553)

Cross currency exchange contracts outstanding at September 30, 2017:

Settlement	Type		Notional Amount (000)		In Exchange for (000)	Unrealized Appreciation (Depreciation)	Counterparty
OTC cross currency exchange contracts:
10/03/17	Buy	GBP	1,333	EUR	1,508	$ 3,917	Hong Kong & Shanghai Bank
10/03/17	Buy	JPY	285,329	EUR	2,535	(695)	Credit Suisse First Boston Corp.

						$ 3,222

Credit default swap agreements outstanding at September 30, 2017:

Reference Entity/Obligation	Termination Date	Fixed Rate		Notional Amount (000)#(3)		Implied Credit Spread at September 30, 2017(5)	Value at Trade Date	Value at September 30, 2017	Unrealized Appreciation (Depreciation)

Centrally cleared credit default swaps on corporate and/or sovereign issues – Sell Protection(2):
CIT Group, Inc.	06/20/18	5.000	%(Q)		4,470	0.106%	$282,612	$166,560	$(116,052)
Deutsche Bank AG	12/20/17	1.000	%(Q)	EUR	3,000	0.220%	15,876	7,491	(8,385)
Ford Motor Credit Co. LLC	06/20/22	5.000	%(Q)		2,400	0.827%	415,481	448,204	32,723
General Motors Co.	06/20/19	5.000	%(Q)		1,835	0.143%	205,292	155,890	(49,402)
Royal Bank of Scotland PLC	12/20/17	1.000	%(Q)	EUR	2,000	0.133%	10,441	5,462	(4,979)
Telecom Italia SpA	06/20/24	1.000	%(Q)	EUR	700	1.659%	(53,630)	(33,384)	20,246
Tesco PLC	06/20/22	1.000	%(Q)	EUR	2,200	1.287%	(107,806)	(31,255)	76,551
Volkswagen International Finance	12/20/17	1.000	%(Q)	EUR	700	0.149%	5,229	1,879	(3,350)

							$773,495	$720,847	$(52,648)

Reference Entity/Obligation	Termination Date	Fixed Rate		Notional Amount (000)#(3)	Implied Credit Spread at September 30, 2017(5)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC credit default swaps on corporate and/or sovereign issues – Buy Protection(1):
Japan Govt.	06/20/22	(1.000	)%(Q)	4,300	0.342%	$(130,087)	$(153,894)	$23,807	BNP Paribas
Japan Govt.	06/20/22	(1.000	)%(Q)	3,800	0.342%	(114,961)	(133,217)	18,256	Citigroup Global Markets
Japan Govt.	06/20/22	(1.000	)%(Q)	3,800	0.342%	(114,961)	(132,796)	17,835	Goldman Sachs &Co.
Japan Govt.	06/20/22	(1.000	)%(Q)	700	0.342%	(21,177)	(24,197)	3,020	Bank of America

						$(381,186)	$(444,104)	$62,918

A172

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Credit default swap agreements outstanding at September 30, 2017 (continued):

Reference Entity/Obligation	Termination Date	Fixed Rate		Notional Amount (000)#(3)	Implied Credit Spread at September 30, 2017(5)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC credit default swaps on corporate and/or sovereign issues – Sell Protection(2):
Federal Republic of Brazil	03/20/18	1.000	%(Q)	1,300	0.455%	$3,724	$3,012	$712	Hong Kong & Shanghai Bank
Federal Republic of Brazil	03/20/18	1.000	%(Q)	500	0.455%	1,432	1,159	273	Hong Kong & Shanghai Bank
Federal Republic of Brazil	06/20/21	1.000	%(Q)	1,800	1.361%	(22,521)	(124,874)	102,353	Hong Kong & Shanghai Bank
Federal Republic of Brazil	06/20/21	1.000	%(Q)	300	1.361%	(3,754)	(25,827)	22,073	Deutsche Bank AG
Federal Republic of Brazil	06/20/21	1.000	%(Q)	200	1.361%	(2,502)	(17,301)	14,799	Citigroup Global Markets
Federal Republic of Brazil	06/20/21	1.000	%(Q)	100	1.361%	(1,252)	(6,979)	5,727	JPMorgan Chase
Federal Republic of Brazil	06/20/22	1.000	%(Q)	17,100	1.755%	(563,498)	(609,622)	46,124	Deutsche Bank AG
Federal Republic of Brazil	06/20/22	1.000	%(Q)	600	1.755%	(19,772)	(38,930)	19,158	Hong Kong & Shanghai Bank
Federal Republic of Brazil	06/20/22	1.000	%(Q)	100	1.755%	(3,296)	(6,317)	3,021	Citigroup Global Markets
Federal Republic of Brazil	12/20/22	1.000	%(Q)	2,700	1.937%	(120,948)	(132,804)	11,856	Hong Kong & Shanghai Bank
Hellenic Republic of Greece	06/20/22	1.000	%(Q)	980	4.925%	(151,192)	(169,159)	17,967	Citigroup Global Markets
Hellenic Republic of Greece	06/20/22	1.000	%(Q)	240	4.925%	(37,107)	(42,307)	5,200	Goldman Sachs &Co.
Hellenic Republic of Greece	06/20/24	1.000	%(Q)	500	4.899%	(99,103)	(108,194)	9,091	Barclays Capital Group
Hellenic Republic of Greece	12/20/24	1.000	%(Q)	1,000	4.869%	(206,612)	(230,139)	23,527	Citigroup Global Markets
Petrobras International Finance Co.	03/20/20	1.000	%(Q)	3,700	1.099%	(7,647)	(675,603)	667,956	Hong Kong & Shanghai Bank
Petroleo Brasileiro SA	06/20/18	1.000	%(Q)	2,130	0.506%	8,350	(163,317)	171,667	Morgan Stanley
Republic of Argentina	06/20/22	5.000	%(Q)	14,300	2.654%	1,475,565	1,282,575	192,990	JPMorgan Chase
Republic of Argentina	06/20/22	5.000	%(Q)	9,000	2.654%	928,677	849,203	79,474	Hong Kong & Shanghai Bank
Republic of Argentina	06/20/22	5.000	%(Q)	200	2.654%	20,637	18,961	1,676	Deutsche Bank AG
Republic of Indonesia	06/20/23	1.000	%(Q)	5,000	1.163%	(41,443)	(52,548)	11,105	JPMorgan Chase
Republic of Italy	09/20/20	1.000	%(Q)	4,380	0.959%	6,652	20,321	(13,669)	JPMorgan Chase
Republic of Italy	06/20/21	1.000	%(Q)	31,000	0.734%	306,249	(566,159)	872,408	Citigroup Global Markets
Republic of Italy	06/20/21	1.000	%(Q)	10,100	1.119%	(39,229)	(168,497)	129,268	Bank of America
Republic of Italy	06/20/21	1.000	%(Q)	8,800	0.734%	86,935	(196,071)	283,006	Goldman Sachs &Co.
Republic of Italy	06/20/21	1.000	%(Q)	3,500	1.119%	(13,594)	(62,657)	49,063	JPMorgan Chase
Russian Federation	12/20/22	1.000	%(Q)	10,000	1.414%	(198,850)	(218,907)	20,057	Goldman Sachs &Co.
United Mexican States	06/20/22	1.000	%(Q)	25,000	0.985%	25,039	(22,649)	47,688	BNP Paribas
United Mexican States	06/20/22	1.000	%(Q)	19,200	0.985%	19,230	(26,082)	45,312	JPMorgan Chase
United Mexican States	12/20/22	1.000	%(Q)	13,800	1.102%	(65,374)	(82,497)	17,123	Goldman Sachs &Co.

						$1,284,796	$(1,572,209)	$2,857,005

A173

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Credit default swap agreements outstanding at September 30, 2017 (continued):

Reference Entity/Obligation	Termination Date	Fixed Rate		Notional Amount (000)#(3)		Value at Trade Date	Value at September 30, 2017(4)	Unrealized Appreciation (Depreciation)

Centrally cleared credit default swaps on credit indices – Buy Protection(1):
CDX.NA.HY.28	06/20/22	5.000	%(Q)		2,020	$(134,936)	$(159,261)	$(24,325)
CDX.NA.HY.29	12/20/22	5.000	%(Q)		3,600	(271,350)	(286,417)	(15,067)
CDX.NA.HY.29.V1	12/20/22	5.000	%(Q)		13,900	(1,020,496)	(1,111,787)	(91,291)
CDX.NA.IG.28	06/20/22	1.000	%(Q)		290,300	(5,308,365)	(6,246,482)	(938,117)
iTraxx Europe Series 26 V1	12/20/21	1.000	%(Q)	EUR	3,700	(60,195)	(138,430)	(78,235)
iTraxx Europe Series 28 V1	12/20/22	1.000	%(Q)	EUR	10,600	(284,361)	(283,327)	1,034

						$(7,079,703)	$(8,225,704)	$(1,146,001)

Reference Entity/Obligation	Termination Date	Fixed Rate		Notional Amount (000)#(3)	Value at Trade Date	Value at September 30, 2017(4)	Unrealized Appreciation (Depreciation)
Centrally cleared credit default swaps on credit indices – Sell Protection(2):
CDX.EM.28	12/20/22	1.000	%(Q)	220,500	$(9,085,840)	$(8,815,973)	$269,867

Reference Entity/Obligation	Termination Date	Fixed Rate		Notional Amount (000)#(3)	Fair Value(4)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC credit default swaps on credit indices – Buy Protection(2):
CMBX.NA.10.AAA	11/17/59	0.500	%(M)	$5,000	$50,552	$59,383	$(8,831)	Deutsche Bank AG

Reference Entity/Obligation	Termination Date	Fixed Rate		Notional Amount (000)#(3)	Fair Value(4)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC credit default swaps on credit indices – Sell Protection(2):
CMBX.NA.6.AA	05/11/63	1.500	%(M)	6,000	$4,898	$(375,020)	$379,918	Credit Suisse First Boston Corp.
CMBX.NA.6.AA	05/11/63	1.500	%(M)	2,000	1,632	(443)	2,075	Goldman Sachs & Co.
CMBX.NA.6.AA	05/11/63	1.500	%(M)	1,500	1,224	(332)	1,556	Goldman Sachs & Co.
CMBX.NA.8.AAA	10/17/57	0.500	%(M)	3,300	12,190	(172,053)	184,243	Deutsche Bank AG
CMBX.NA.8.AAA	10/17/57	0.500	%(M)	1,000	3,694	(51,756)	55,450	Goldman Sachs & Co.
CMBX.NA.8.AAA	10/17/57	0.500	%(M)	600	2,216	(41,882)	44,098	Bank of America

					$25,854	$(641,486)	$667,340

The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

A174

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

(4)	The fair value of credit default swap agreements on credit indices and asset-backed securities serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, when compared to the notional amount of the swap, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Currency swap agreements outstanding at September 30, 2017:

	Notional Amount (000)#	Fund Receives	Notional Amount (000)#	Fund Pays	Counterparty	Termination Date	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)

OTC currency swap agreements:
AUD	5,900	3 Month BBSW plus 36.20 bps(Q)	4,677	3 Month LIBOR(Q)	BNP Paribas	09/26/27	$(1,650)	$30,379	$(32,029)
AUD	3,500	3 Month BBSW plus 36.75 bps(Q)	2,757	3 Month LIBOR(Q)	BNP Paribas	10/05/27	(389)	(5,075)	4,686
GBP	90,300	3 Month GBP LIBOR minus 15.00 bps(Q)	116,126	3 Month LIBOR(Q)	Citigroup Global Markets	03/21/20	(94,291)	11	(94,302)
	1,009	3 Month LIBOR	EUR 905	(0.613)%	JPMorgan Chase	02/22/20	(57,863)	—	(57,863)
AUD	1,236	3 Month BBSW plus 36.75 bps(Q)	967	3 Month LIBOR(Q)	Morgan Stanley	10/06/27	(138)	1,733	(1,871)

							$(154,331)	$27,048	$(181,379)

Inflation swap agreements outstanding at September 30, 2017:

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at September 30, 2017	Unrealized Appreciation (Depreciation)

Centrally cleared swap agreements:
EUR	460	12/15/21	1.165%(T)	Eurostat Eurozone HICP ex Tobacco(2)(T)	$300	$3,672	$3,372
EUR	3,950	08/15/22	1.240%(T)	Eurostat Eurozone HICP ex Tobacco(2)(T)	—	(8,643)	(8,643)
EUR	3,595	09/15/22	1.260%(T)	Eurostat Eurozone HICP ex Tobacco(2)(T)	—	(4,810)	(4,810)
EUR	250	12/15/26	1.385%(T)	Eurostat Eurozone HICP ex Tobacco(1)(T)	(356)	(1,388)	(1,032)
EUR	3,300	06/15/27	1.438%(T)	France CPI ex Tobacco Household Index(1)(T)	(6,038)	(17,220)	(11,182)
EUR	1,980	08/15/27	1.415%(T)	Eurostat Eurozone HICP ex Tobacco(1)(T)	—	8,450	8,450
EUR	1,750	09/15/27	1.438%(T)	Eurostat Eurozone HICP ex Tobacco(1)(T)	—	4,032	4,032
GBP	3,620	07/15/22	3.440%(T)	U.K. Retail Price Index(2)(T)	12,869	(1,378)	(14,247)

A175

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Inflation swap agreements outstanding at September 30, 2017 (continued):

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at September 30, 2017	Unrealized Appreciation (Depreciation)

Centrally cleared swap agreements (cont’d.):
GBP	1,170	08/15/24	3.346%(T)	U.K. Retail Price Index(2)(T)	$—	$(7,790)	$(7,790)
GBP	1,145	07/15/27	3.348%(T)	U.K. Retail Price Index(1)(T)	—	12,347	12,347
GBP	1,540	08/15/27	3.344%(T)	U.K. Retail Price Index(1)(T)	—	16,544	16,544
GBP	620	08/15/29	3.380%(T)	U.K. Retail Price Index(2)(T)	—	(6,964)	(6,964)
GBP	600	04/15/30	3.190%(T)	U.K. Retail Price Index(1)(T)	(34,052)	(12,796)	21,256
GBP	3,900	05/15/30	3.350%(T)	U.K. Retail Price Index(1)(T)	(43,957)	61,848	105,805
GBP	4,000	06/15/30	3.400%(T)	U.K. Retail Price Index(1)(T)	65,848	87,253	21,405
GBP	4,840	08/15/30	3.325%(T)	U.K. Retail Price Index(1)(T)	(15,007)	(16,677)	(1,670)
GBP	1,000	06/15/31	3.100%(T)	U.K. Retail Price Index(1)(T)	(103,355)	(100,104)	3,251
GBP	930	10/15/31	3.530%(T)	U.K. Retail Price Index(1)(T)	23,301	15,344	(7,957)
GBP	1,100	07/15/32	3.513%(T)	U.K. Retail Price Index(2)(T)	—	4,321	4,321
GBP	4,610	09/15/32	3.470%(T)	U.K. Retail Price Index(1)(T)	4,202	(8,046)	(12,248)
GBP	700	04/15/35	3.358%(T)	U.K. Retail Price Index(1)(T)	(15,733)	(5,142)	10,591
GBP	1,175	07/15/37	3.515%(T)	U.K. Retail Price Index(2)(T)	—	(8,899)	(8,899)
GBP	1,000	08/15/42	3.520%(T)	U.K. Retail Price Index(2)(T)	(3,712)	(12,262)	(8,550)
GBP	790	10/15/46	3.585%(T)	U.K. Retail Price Index(2)(T)	(64,700)	(56,236)	8,464
GBP	370	03/15/47	3.428%(T)	U.K. Retail Price Index(2)(T)	—	17,847	17,847
GBP	600	07/15/47	3.458%(T)	U.K. Retail Price Index(1)(T)	(39,292)	11,924	51,216
GBP	340	08/15/47	3.469%(T)	U.K. Retail Price Index(1)(T)	—	3,649	3,649
GBP	305	07/15/57	3.325%(T)	U.K. Retail Price Index(1)(T)	—	11,935	11,935
GBP	80	07/15/57	3.334%(T)	U.K. Retail Price Index(1)(T)	—	2,357	2,357
GBP	255	08/15/57	3.363%(T)	U.K. Retail Price Index(1)(T)	—	(1,211)	(1,211)
	1,700	10/16/17	1.010%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	17,404	12,883	(4,521)
	6,300	04/27/18	1.710%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	—	(17,832)	(17,832)
	1,300	05/23/18	1.580%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	672	664	(8)
	6,300	04/27/19	1.935%(T)	U.S. CPI Urban Consumers NSA Index(1)(T)	—	33,139	33,139
	2,900	11/23/20	2.026%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	—	(4,194)	(4,194)

A176

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Inflation swap agreements outstanding at September 30, 2017 (continued):

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at September 30, 2017	Unrealized Appreciation (Depreciation)

Centrally cleared swap agreements (cont’d.):
2,800	11/25/20	2.021%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	$—	$(3,561)	$(3,561)
2,000	07/26/21	1.550%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	67,692	44,875	(22,817)
1,540	09/12/21	1.602%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	46,384	27,666	(18,718)
11,000	07/15/22	2.500%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	(978,621)	(1,057,740)	(79,119)
2,000	07/26/26	1.730%(T)	U.S. CPI Urban Consumers NSA Index(1)(T)	(107,206)	(72,360)	34,846
1,540	09/12/26	1.801%(T)	U.S. CPI Urban Consumers NSA Index(1)(T)	(71,132)	(42,634)	28,498
2,500	07/25/27	2.080%(T)	U.S. CPI Urban Consumers NSA Index(1)(T)	—	(14,674)	(14,674)
1,230	09/20/27	2.180%(T)	U.S. CPI Urban Consumers NSA Index(1)(T)	—	2,661	2,661
1,200	09/25/27	2.150%(T)	U.S. CPI Urban Consumers NSA Index(1)(T)	—	(444)	(444)

				$(1,244,489)	$(1,099,594)	$144,895

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC swap agreements:
3,600	11/02/17	1.128%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	$27,680	$—	$27,680	Royal Bank of Scotland Group PLC
12,700	04/15/18	2.033%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	(494,504)	—	(494,504)	Goldman Sachs & Co.
13,500	11/23/20	1.570%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	186,871	—	186,871	Bank of America
2,200	07/15/22	2.500%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	(214,513)	39,860	(254,373)	Deutsche Bank AG
600	09/20/26	1.805%(T)	U.S. CPI Urban Consumers NSA Index(1)(T)	16,359	—	16,359	Morgan Stanley

				$(478,107)	$39,860	$(517,967)

(1)	The Portfolio pays the fixed rate and receives the floating rate.
(2)	The Portfolio pays the floating rate and receives the fixed rate.

A177

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Interest rate swap agreements outstanding at September 30, 2017:

	Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at September 30, 2017	Unrealized Appreciation (Depreciation)

Centrally cleared swap agreements:
AUD	15,320	07/07/22	2.460%(S)	6 Month BBSW(2)(S)	$—	$(33,988)	$(33,988)
AUD	11,655	09/25/22	2.958%(S)	6 Month BBSW(2)(S)	1,062	(6,252)	(7,314)
AUD	9,175	09/28/22	2.988%(S)	6 Month BBSW(2)(S)	(146)	(1,215)	(1,069)
AUD	4,305	07/19/27	3.355%(S)	6 Month BBSW(2)(S)	—	(11,757)	(11,757)
AUD	1,590	07/19/32	3.130%(S)	6 Month BBSW(2)(S)	(572)	(7,997)	(7,425)
BRL	45,611	01/02/19	0.000%(T)	1 Day BROIS(1)(T)	—	(3,282)	(3,282)
BRL	27,477	01/02/19	0.000%(T)	1 Day BROIS(1)(T)	(2,324)	(2,065)	259
BRL	34,104	01/04/21	0.000%(T)	1 Day BROIS(2)(T)	—	4,382	4,382
BRL	24,079	01/04/21	0.000%(T)	1 Day BROIS(2)(T)	—	428,990	428,990
BRL	20,613	01/04/21	0.000%(T)	1 Day BROIS(2)(T)	—	369	369
BRL	18,000	01/04/21	0.000%(T)	1 Day BROIS(1)(T)	—	(161,485)	(161,485)
BRL	17,867	01/04/21	0.000%(T)	1 Day BROIS(1)(T)	—	(135,987)	(135,987)
BRL	12,155	01/04/21	0.000%(T)	1 Day BROIS(2)(T)	—	174,016	174,016
BRL	11,715	01/04/21	0.000%(T)	1 Day BROIS(2)(T)	—	202,026	202,026
BRL	7,570	01/04/21	0.000%(T)	1 Day BROIS(2)(T)	—	112,603	112,603
BRL	10,359	01/02/23	0.000%(T)	1 Day BROIS(1)(T)	—	(4,620)	(4,620)
BRL	6,160	01/02/23	0.000%(T)	1 Day BROIS(1)(T)	(521)	(52)	469
BRL	7,520	01/02/25	0.000%(T)	1 Day BROIS(2)(T)	—	98,908	98,908
BRL	7,429	01/02/25	0.000%(T)	1 Day BROIS(2)(T)	—	73,788	73,788
CAD	30,730	07/26/19	1.605%(S)	3 Month CDOR(2)(S)	3,373	(95,092)	(98,465)
CAD	124,400	09/13/19	1.400%(S)	3 Month CDOR(2)(S)	(231,209)	(944,796)	(713,587)
CAD	63,800	09/17/19	1.750%(S)	3 Month CDOR(2)(S)	(88,671)	(158,665)	(69,994)
CAD	70,500	12/13/19	1.450%(S)	3 Month CDOR(2)(S)	(216,103)	(578,048)	(361,945)
CAD	5,600	12/13/19	1.450%(S)	3 Month CDOR(2)(S)	(48,964)	(45,916)	3,048
CAD	1,600	12/15/25	2.300%(S)	3 Month CDOR(1)(S)	(37,595)	(4,983)	32,612
CAD	27,000	09/15/27	1.850%(S)	3 Month CDOR(1)(S)	632,268	1,059,498	427,230
EUR	40,100	03/21/18	1.000%(A)	6 Month EURIBOR(1)(S)	9,155	69,313	60,158
EUR	3,775	05/11/19	(0.144)%(A)	6 Month EURIBOR(1)(S)	(4,077)	(4,541)	(464)
EUR	56,300	03/21/20	0.000%(A)	6 Month EURIBOR(2)(S)	125,894	97,604	(28,290)
EUR	1,125	10/06/21	(0.385)%(A)	1 Day EONIA(1)(A)	—	17,630	17,630
EUR	9,080	05/11/22	0.156%(A)	6 Month EURIBOR(1)(S)	1,773	12,925	11,152
EUR	10,600	03/21/23	0.500%(A)	6 Month EURIBOR(1)(S)	(134,946)	(83,125)	51,821
EUR	1,600	06/20/24	(0.050)%(A)	1 Day EONIA(1)(A)	—	41,921	41,921
EUR	2,335	09/13/24	(0.104)%(A)	1 Day EONIA(1)(A)	—	81,942	81,942
EUR	3,750	02/23/26	0.324%(A)	1 Day EONIA(1)(A)	(55,615)	52,439	108,054
EUR	17,010	08/15/26	0.655%(A)	1 Day EONIA(1)(A)	(5,945)	(153,233)	(147,288)
EUR	13,865	08/15/26	0.634%(A)	1 Day EONIA(1)(A)	4,041	(94,652)	(98,693)
EUR	1,745	05/11/27	0.736%(S)	6 Month EURIBOR(2)(S)	(23,552)	30,322	53,874
EUR	2,465	02/15/30	0.898%(A)	1 Day EONIA(1)(A)	7,738	20,726	12,988

A178

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Interest rate swap agreements outstanding at September 30, 2017 (continued):

	Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at September 30, 2017	Unrealized Appreciation (Depreciation)

Centrally cleared swap agreements (cont’d.):
EUR	1,490	05/11/30	0.850%(A)	6 Month EURIBOR(1)(S)	$53,681	$58,465	$4,784
EUR	580	05/11/37	1.253%(A)	6 Month EURIBOR(1)(S)	26,149	24,626	(1,523)
EUR	6,515	08/24/37	2.033%(A)	3 Month EURIBOR(1)(Q)	—	62,531	62,531
EUR	6,515	08/24/37	1.960%(A)	1 Day EONIA(2)(A)	—	(88,278)	(88,278)
EUR	75	05/11/42	1.350%(A)	6 Month EURIBOR(1)(S)	3,505	3,474	(31)
EUR	5,810	07/04/42	1.438%(A)	1 Day EONIA(2)(A)	—	20,469	20,469
EUR	2,750	07/04/42	1.416%(A)	1 Day EONIA(2)(A)	(5,469)	(6,158)	(689)
EUR	1,500	03/16/46	1.500%(A)	6 Month EURIBOR(1)(S)	61,244	24,512	(36,732)
EUR	17,200	03/21/48	1.500%(A)	6 Month EURIBOR(2)(S)	149,076	(651,258)	(800,334)
GBP	27,500	03/21/20	0.750%(S)	6 Month GBP LIBOR(2)(S)	50,714	(156,245)	(206,959)
GBP	3,500	03/21/23	1.000%(S)	6 Month GBP LIBOR(1)(S)	(31,959)	44,481	76,440
GBP	7,080	12/07/27	1.444%(S)	6 Month GBP LIBOR(1)(S)	3,718	(2,220)	(5,938)
GBP	12,600	03/21/28	1.500%(S)	6 Month GBP LIBOR(1)(S)	(503,200)	(47,047)	456,153
GBP	7,100	03/21/28	1.500%(S)	6 Month GBP LIBOR(1)(S)	(243,095)	(18,466)	224,629
GBP	4,600	03/21/28	1.500%(S)	6 Month GBP LIBOR(1)(S)	(157,769)	(11,964)	145,805
GBP	1,350	07/06/32	1.933%(S)	6 Month GBP LIBOR(2)(S)	—	13,809	13,809
GBP	825	10/30/32	1.633%(S)	6 Month GBP LIBOR(2)(S)	—	5,772	5,772
GBP	1,625	07/06/42	1.850%(S)	6 Month GBP LIBOR(1)(S)	—	(11,141)	(11,141)
GBP	460	10/30/47	1.680%(S)	6 Month GBP LIBOR(1)(S)	—	(5,142)	(5,142)
GBP	7,600	03/21/48	1.750%(S)	6 Month GBP LIBOR(1)(S)	(306,980)	(216,384)	90,596
GBP	2,300	03/21/48	1.750%(S)	6 Month GBP LIBOR(1)(S)	(61,216)	(65,484)	(4,268)
JPY	7,535,000	12/20/19	0.250%(S)	6 Month JPY LIBOR(2)(S)	17,937	355,112	337,175
JPY	2,120,000	09/18/20	0.500%(S)	6 Month JPY LIBOR(2)(S)	290,438	253,440	(36,998)
JPY	2,260,000	12/20/21	0.500%(S)	6 Month JPY LIBOR(2)(S)	556,667	378,581	(178,086)
JPY	120,000	09/18/23	1.000%(S)	6 Month JPY LIBOR(1)(S)	(46,163)	(54,895)	(8,732)
JPY	2,050,570	12/20/24	0.126%(S)	6 Month JPY LIBOR(2)(S)	(24,388)	(75,748)	(51,360)
JPY	1,150,000	03/18/26	0.300%(S)	6 Month JPY LIBOR(1)(S)	(50,417)	(58,052)	(7,635)
JPY	3,010,000	09/20/27	0.300%(S)	6 Month JPY LIBOR(1)(S)	(56,005)	(48,434)	7,571
JPY	1,020,000	03/20/29	0.450%(S)	6 Month JPY LIBOR(1)(S)	(56,519)	(50,312)	6,207
JPY	9,690,000	06/19/33	1.500%(S)	6 Month JPY LIBOR(2)(S)	7,088,321	12,765,674	5,677,353
JPY	1,260,000	06/17/35	1.250%(S)	6 Month JPY LIBOR(2)(S)	1,672,772	1,183,203	(489,569)

A179

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Interest rate swap agreements outstanding at September 30, 2017 (continued):

	Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at September 30, 2017	Unrealized Appreciation (Depreciation)

Centrally cleared swap agreements (cont’d.):
JPY	530,000	03/21/48	1.000%(S)	6 Month JPY LIBOR(1)(S)	$(88,150)	$(61,923)	$26,227
MXN	32,500	06/05/24	7.200%(M)	28 Day Mexican Interbank Rate(2)(M)	345	29,886	29,541
MXN	64,900	12/27/24	5.795%(M)	28 Day Mexican Interbank Rate(2)(M)	14,649	(239,475)	(254,124)
MXN	67,000	10/15/26	6.445%(M)	28 Day Mexican Interbank Rate(2)(M)	(133)	(156,435)	(156,302)
MXN	25,955	12/09/26	7.780%(M)	28 Day Mexican Interbank Rate(2)(M)	(29,664)	74,433	104,097
MXN	43,400	12/17/26	8.035%(M)	28 Day Mexican Interbank Rate(2)(M)	(4,187)	169,145	173,332
MXN	16,900	02/25/27	7.733%(M)	28 Day Mexican Interbank Rate(2)(M)	24,857	45,540	20,683
MXN	7,500	06/11/27	7.200%(M)	28 Day Mexican Interbank Rate(2)(M)	3,923	4,689	766
MXN	9,200	11/28/36	8.310%(M)	28 Day Mexican Interbank Rate(2)(M)	49,186	53,237	4,051
MXN	9,140	06/18/37	7.480%(M)	28 Day Mexican Interbank Rate(2)(M)	916	8,502	7,586
NZD	20,000	12/15/17	2.125%(S)	3 Month BBR(2)(Q)	—	84,493	84,493
NZD	153,200	07/11/19	2.500%(S)	3 Month BBR(2)(Q)	82,760	225,730	142,970
	54,800	10/21/17	0.590%(T)	1 Day USOIS(1)(T)	—	150,852	150,852
	52,860	11/01/17	0.639%(T)	1 Day USOIS(1)(T)	—	129,962	129,962
	102,810	11/14/17	0.675%(T)	1 Day USOIS(1)(T)	(9,361)	242,287	251,648
	51,340	11/22/17	0.716%(T)	1 Day USOIS(1)(T)	—	108,264	108,264
	73,790	01/07/18	1.093%(T)	1 Day USOIS(1)(T)	—	11,817	11,817
	49,695	02/21/18	0.941%(T)	1 Day USOIS(1)(T)	—	79,327	79,327
	5,600	06/15/18	1.250%(S)	3 Month LIBOR(2)(Q)	26,157	8,045	(18,112)
	425,000	06/18/18	1.750%(S)	3 Month LIBOR(2)(Q)	590,415	417,733	(172,682)
	43,000	09/30/18	0.655%(A)	1 Day USOIS(1)(A)	—	397,141	397,141
	19,940	09/30/18	0.747%(A)	1 Day USOIS(1)(A)	—	152,064	152,064
	24,405	10/07/18	1.253%(A)	1 Day USOIS(1)(A)	—	6,469	6,469
	51,470	11/17/18	1.080%(T)	1 Day USOIS(1)(T)	—	175,375	175,375
	77,370	11/18/18	0.911%(A)	1 Day USOIS(1)(A)	(4,441)	396,753	401,194
	13,106	03/31/19	1.431%(A)	1 Day USOIS(1)(A)	—	(5,625)	(5,625)
	12,898	03/31/19	1.431%(A)	1 Day USOIS(1)(A)	—	(5,703)	(5,703)
	425,000	06/18/19	2.250%(S)	3 Month LIBOR(1)(Q)	(945,200)	(715,982)	229,218
	100,400	06/21/19	1.250%(S)	3 Month LIBOR(1)(Q)	(245,722)	1,078,647	1,324,369
	62,400	06/21/19	1.250%(S)	3 Month LIBOR(1)(Q)	381,870	272,437	(109,433)
	27,530	06/30/19	1.502%(A)	1 Day USOIS(1)(A)	(13,883)	(11,263)	2,620
	5,585	06/30/19	1.486%(A)	1 Day USOIS(1)(A)	—	(753)	(753)
	8,995	07/14/19	1.428%(A)	1 Day USOIS(1)(A)	—	8,811	8,811
	26,690	09/08/19	1.290%(A)	1 Day USOIS(1)(A)	—	106,423	106,423

A180

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Interest rate swap agreements outstanding at September 30, 2017 (continued):

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at September 30, 2017	Unrealized Appreciation (Depreciation)

Centrally cleared swap agreements (cont’d.):
54,500	12/20/19	2.000%(S)	3 Month LIBOR(1)(Q)	$(305,839)	$(206,039)	$99,800
4,500	12/20/19	2.000%(S)	3 Month LIBOR(1)(Q)	(32,001)	(17,012)	14,989
12,860	04/04/20	—(3)(S)	—(3)(S)	—	2,578	2,578
12,895	07/17/20	1.521%(A)	1 Day USOIS(1)(A)	—	20,899	20,899
14,200	06/21/21	1.250%(S)	3 Month LIBOR(1)(Q)	427,488	339,780	(87,708)
66,400	06/28/21	1.450%(S)	3 Month LIBOR(1)(Q)	—	841,134	841,134
6,675	04/04/22	—(4)(S)	—(4)(S)	—	(1,486)	(1,486)
10,560	05/31/22	2.237%(S)	3 Month LIBOR(1)(Q)	(25,852)	(193,794)	(167,942)
11,900	06/12/22	—(5)(Q)	—(5)(Q)	—	2,138	2,138
9,100	06/12/22	—(6)(Q)	—(6)(Q)	—	7,441	7,441
46,700	06/19/22	—(7)(Q)	—(7)(Q)	(3,503)	6,502	10,005
54,995	07/17/22	—(8)(Q)	—(8)(Q)	1,152	4,022	2,870
4,345	09/28/22	2.177%(S)	3 Month LIBOR(1)(Q)	—	4,559	4,559
38,430	11/01/22	1.815%(S)	3 Month LIBOR(2)(Q)	—	(375,091)	(375,091)
81,900	12/16/22	2.250%(S)	3 Month LIBOR(1)(Q)	864,901	(1,449,156)	(2,314,057)
11,100	12/16/22	2.250%(S)	3 Month LIBOR(2)(Q)	77,072	188,814	111,742
17,200	12/20/22	2.250%(S)	3 Month LIBOR(1)(Q)	(185,180)	(152,657)	32,523
5,500	12/31/22	1.405%(S)	3 Month LIBOR(1)(Q)	—	167,599	167,599
2,200	12/31/22	1.412%(S)	3 Month LIBOR(1)(Q)	—	66,268	66,268
1,040	12/31/22	1.406%(S)	3 Month LIBOR(1)(Q)	—	31,611	31,611
21,075	05/31/23	1.578%(S)	3 Month LIBOR(1)(Q)	(19,454)	443,165	462,619
10,880	05/31/23	1.395%(S)	3 Month LIBOR(1)(Q)	—	343,001	343,001
10,880	05/31/23	1.394%(S)	3 Month LIBOR(1)(Q)	—	343,680	343,680
10,540	05/31/23	1.513%(S)	3 Month LIBOR(1)(Q)	—	261,106	261,106
4,200	05/31/23	1.584%(S)	3 Month LIBOR(1)(Q)	—	86,988	86,988
5,300	10/19/23	2.655%(S)	3 Month LIBOR(2)(Q)	—	111,912	111,912
30,450	11/15/23	2.209%(S)	3 Month LIBOR(1)(Q)	—	(437,743)	(437,743)
3,000	11/19/23	2.670%(S)	3 Month LIBOR(2)(Q)	—	63,648	63,648
3,000	12/12/23	2.681%(S)	3 Month LIBOR(2)(Q)	—	63,853	63,853
8,100	12/19/23	2.500%(S)	3 Month LIBOR(2)(Q)	(65,124)	102,842	167,966
20,790	02/15/24	2.183%(S)	3 Month LIBOR(1)(Q)	(29,385)	(136,901)	(107,516)
17,357	02/15/24	2.151%(S)	3 Month LIBOR(1)(Q)	(18,884)	(79,550)	(60,666)
7,650	02/15/24	2.115%(S)	3 Month LIBOR(1)(Q)	18,313	(18,182)	(36,495)

A181

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Interest rate swap agreements outstanding at September 30, 2017 (continued):

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at September 30, 2017	Unrealized Appreciation (Depreciation)

Centrally cleared swap agreements (cont’d.):
3,650	05/15/24	1.808%(A)	1 Day USOIS(1)(A)	$—	$1,936	$1,936
13,245	09/01/24	1.972%(S)	3 Month LIBOR(2)(Q)	—	(124,098)	(124,098)
4,340	09/01/24	2.117%(S)	3 Month LIBOR(1)(Q)	—	(791)	(791)
7,510	02/22/26	2.500%(S)	3 Month LIBOR(1)(Q)	—	(5,106)	(5,106)
14,050	03/16/26	2.400%(S)	3 Month LIBOR(1)(Q)	—	57,042	57,042
8,400	04/21/26	2.300%(S)	3 Month LIBOR(1)(Q)	—	75,144	75,144
9,700	04/27/26	2.300%(S)	3 Month LIBOR(1)(Q)	—	87,442	87,442
12,600	07/20/26	1.850%(S)	3 Month LIBOR(1)(Q)	—	376,742	376,742
23,000	07/27/26	2.000%(S)	3 Month LIBOR(1)(Q)	404,687	536,662	131,975
3,500	07/27/26	1.850%(S)	3 Month LIBOR(1)(Q)	—	104,896	104,896
28,500	12/07/26	2.400%(S)	3 Month LIBOR(1)(Q)	177,546	202,256	24,710
15,890	12/21/26	1.750%(S)	3 Month LIBOR(1)(Q)	(434,725)	596,688	1,031,413
15,149	02/15/27	1.824%(A)	1 Day USOIS(1)(A)	200,925	152,604	(48,321)
7,220	02/15/27	2.067%(A)	1 Day USOIS(1)(A)	(4,905)	(80,075)	(75,170)
6,825	02/15/27	1.899%(A)	1 Day USOIS(1)(A)	7,689	24,302	16,613
2,515	02/15/27	1.965%(A)	1 Day USOIS(1)(A)	—	(5,424)	(5,424)
4,780	05/08/27	2.309%(S)	3 Month LIBOR(1)(Q)	—	(54,598)	(54,598)
3,295	05/15/27	1.823%(A)	1 Day USOIS(1)(A)	—	41,757	41,757
34,100	12/20/27	2.500%(S)	3 Month LIBOR(2)(Q)	565,895	491,487	(74,408)
9,460	05/03/32	2.434%(S)	3 Month LIBOR(2)(Q)	—	94,258	94,258
15,925	02/15/36	2.338%(S)	3 Month LIBOR(2)(Q)	(97,874)	(339,043)	(241,169)
7,490	05/03/37	2.508%(S)	3 Month LIBOR(1)(Q)	—	(81,494)	(81,494)
40,700	07/01/41	2.098%(S)	3 Month LIBOR(1)(Q)	728,991	814,141	85,150
2,750	02/15/42	1.369%(A)	1 Day USOIS(1)(A)	—	407,514	407,514
1,780	09/27/46	1.380%(A)	1 Day USOIS(1)(A)	—	300,459	300,459
700	06/21/47	1.750%(S)	3 Month LIBOR(2)(Q)	(121,246)	(121,897)	(651)
2,640	12/15/47	2.000%(A)	1 Day USOIS(1)(A)	6,167	95,899	89,732
31,700	12/20/47	2.750%(S)	3 Month LIBOR(1)(Q)	(1,194,892)	(1,188,175)	6,717
5,500	12/20/47	2.750%(S)	3 Month LIBOR(2)(Q)	209,294	206,150	(3,144)
1,045	04/09/48	2.545%(S)	3 Month LIBOR(1)(Q)	—	2,339	2,339
970	05/08/48	2.627%(S)	3 Month LIBOR(1)(Q)	—	(14,466)	(14,466)
1,000	10/25/48	2.969%(S)	3 Month LIBOR(1)(Q)	—	(75,949)	(75,949)
1,000	11/19/48	2.951%(S)	3 Month LIBOR(1)(Q)	—	(71,510)	(71,510)
1,000	12/12/48	2.953%(S)	3 Month LIBOR(1)(Q)	—	(71,368)	(71,368)

A182

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Interest rate swap agreements outstanding at September 30, 2017 (continued):

	Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at September 30, 2017	Unrealized Appreciation (Depreciation)

Centrally cleared swap agreements (cont’d.):
	430	12/19/48	2.750%(S)	3 Month LIBOR(1)(Q)	$11,518	$(11,908)	$(23,426)
ZAR	55,375	09/23/22	7.430%(Q)	3 Month JIBAR(2)(Q)	(5,007)	(10,144)	(5,137)

					$9,358,210	$19,765,076	$10,406,866

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC swap agreements:
KRW 19,014,800	07/10/27	1.992%(Q)	3 Month KWCDC(1)(Q)	$ 54,381	$—	$54,381	JPMorgan Chase
KRW 15,054,200	07/10/27	2.030%(Q)	3 Month KWCDC(1)(Q)	(1,884)	—	(1,884)	BNP Paribas

				$ 52,497	$—	$52,497

Cash of $2,918,871 has been segregated with Morgan Stanley and securities with combined market values of $11,292,396 and $48,082,063 have been segregated with Citigroup Global Markets and Morgan Stanley, respectively, to cover requirements for open centrally cleared swap contracts at September 30, 2017.

(1)	The Portfolio pays the fixed rate and receives the floating rate.
(2)	The Portfolio pays the floating rate and receives the fixed rate.
(3)	Portfolio pays the floating rate of 3 Month LIBOR plus 12 bps and receives the floating rate of 6 Month LIBOR.
(4)	Portfolio pays the floating rate of 6 Month LIBOR and receives the floating rate of 3 Month LIBOR plus 11.75 bps.
(5)	Portfolio pays the floating rate of 1 Month LIBOR plus 8.375 bps and receives the floating rate of 3 Month LIBOR.
(6)	Portfolio pays the floating rate of 1 Month LIBOR plus 7.00 bps and receives the floating rate of 3 Month LIBOR.
(7)	Portfolio pays the floating rate of 1 Month LIBOR plus 8.50 bps and receives the floating rate of 3 Month LIBOR.
(8)	Portfolio pays the floating rate of 3 Month LIBOR and receives the floating rate of 1 Day USOIS plus 28 bps.

Total return swap agreements outstanding at September 30, 2017:

Counterparty	Termination Date	Long/(Short) Notional Amount (000)#	Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(1)

OTC swap agreements:
Bank of America	09/20/18	600	Pay monthly fixed payment on the iBoxx$ Liquid High Yield Index and receive quarterly variable payment based on 3 Month LIBOR	$10,540	$177	$10,363
Bank of America	02/15/18	405	Received monthly fixed payments on Bloomberg Commodity Index Total Return and pay monthly variable payments based on the U.S. Treasury Bill +8bps	(3,332)	—	(3,332)
BNP Paribas	12/31/17	3	Pay $0.55 strike price and receive variance based on EURSIMP upon termination	14,867	—	14,867
BNP Paribas	12/31/18	(5)	Pay $12.70 strike price and receive variance based on energy petroleum crack spread upon termination	(4,829)	(1,320)	(3,509)
BNP Paribas	12/31/17	1	Pay $13.13 strike price and receive variance based on energy petroleum crack spread upon termination	883	—	883

A183

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Total return swap agreements outstanding at September 30, 2017 (continued):

Counterparty	Termination Date	Long/(Short) Notional Amount (000)#	Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(1)

OTC swap agreements (cont’d.):
BNP Paribas	12/31/17	3	Pay $16.10 strike price and receive variance based on energy petroleum crack spread upon termination	$10,966	$—	$10,966
BNP Paribas	12/31/18	3	Pay $2.60 strike price and receive variance based on EURSIMP upon termination	4,565	—	4,565
BNP Paribas	12/31/17	(2)	Pay $5.85 strike price and receive variance based on EURMARGIN upon termination	(5,055)	—	(5,055)
BNP Paribas	12/31/19	— (r)	Pay $54.00 strike price and receive variance based on Iron Ore spread upon termination	(47)	—	(47)
BNP Paribas	03/31/18	(1)	Pay $69.20 strike price and receive variance based on Iron Ore spread upon termination	(14,565)	—	(14,565)
BNP Paribas	03/31/18	4	Pay $9.69 strike price and receive variance based on energy petroleum crack spread upon termination	7,180	—	7,180
BNP Paribas	02/15/18	(20)	Pay or receive monthly amounts based on market fluctuation on S&P GSCI Industrial Metals Excess Return Index	(25,778)	(181)	(25,597)
BNP Paribas	12/31/17	(3)	Receive $3.35 strike price and pay variance based on EURSIMP upon termination	(6,809)	—	(6,809)
BNP Paribas	12/31/17	(1)	Receive $3.88 strike price and pay variance based on EURSIMP upon termination	(2,619)	—	(2,619)
BNP Paribas	07/09/18	3	Receive $317.20 strike price and pay variance based on Commodity swap on platinum and gold upon termination	182,464	—	182,464
BNP Paribas	12/31/17	9	Receive $6.97 strike price and pay variance based on EURMARGIN upon termination	11,531	1,357	10,174
BNP Paribas	12/31/17	(4)	Receive $9.75 strike price and pay variance based on energy petroleum crack spread upon termination	(7,795)	—	(7,795)
BNP Paribas	02/15/18	8,344	Receive monthly fixed payments on Bloomberg Commodity Index Total Return and pay monthly variable payments based on the U.S. Treasury Bill +12bps	(68,626)	—	(68,626)
BNP Paribas	02/15/18	4,764	Receive monthly fixed payments on Bloomberg Commodity Index 1 Month Forward Total Return and pay monthly variable payments based on the U.S. Treasury Bill +14bps	(31,457)	—	(31,457)
BNP Paribas	02/15/18	90,996	Receive monthly fixed payments on Bloomberg Commodity Index Total Return and pay monthly variable payments based on the U.S. Treasury Bill +14bps	(748,473)	—	(748,473)

A184

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Total return swap agreements outstanding at September 30, 2017 (continued):

Counterparty	Termination Date	Long/(Short) Notional Amount (000)#	Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(1)

OTC swap agreements (cont’d.):
Canadian Imperial Bank of Commerce	02/15/18	7,416	Pay or receive monthly amounts based on market fluctuation of CIBC Custom Index 17	$(59,463)	$—	$(59,463)
Citigroup Global Markets	02/15/18	4,014	Pay or receive monthly amounts based on market value fluctuation of Citi Congestion Ex PM M F2 Index	(755)	—	(755)
Citigroup Global Markets	02/15/18	4,130	Pay or receive monthly amounts based on market value fluctuation of Citi Congestion Ex PM M F3 Index	(4,495)	—	(4,495)
Citigroup Global Markets	02/15/18	54,414	Receive monthly fixed payments on Bloomberg Commodity Index Total Return and pay monthly variable payments based on the U.S. Treasury Bill	(485,217)	—	(485,217)
Citigroup Global Markets	02/15/18	29,753	Receive monthly fixed payments on Bloomberg Commodity Index Total Return and pay monthly variable payments based on the U.S. Treasury Bill +12bps	(244,716)	—	(244,716)
Credit Suisse First Boston Corp.	01/12/41	4,327	Receive monthly fixed payments on the IOS.FN30.450.10 Index and pay monthly variable payments based on 1 Month LIBOR	23,512	(13,258)	36,770
Credit Suisse First Boston Corp.	11/08/17	73,938	Receive monthly fixed rate payments on Dow Jones Wilshire REIT Total Return Index rate and pay monthly variable payments on 1 Month LIBOR +39bps	(1,134,989)	—	(1,134,989)
Goldman Sachs & Co.	07/29/20	1,509	Pay $0.070225 strike price and receive variance based on GOLDLNPM upon termination	66,685	—	66,685
Goldman Sachs & Co.	09/09/20	714	Pay $0.0784 strike price and receive variance based on GOLDLNPM upon termination	31,099	—	31,099
Goldman Sachs & Co.	12/31/18	1	Pay $10.85 and receive variance based on EuroBob 10 PPM Brent Calendar Swap upon termination	831	—	831
Goldman Sachs & Co.	12/31/18	(1)	Pay $14.90 strike price and receive variance based on HSFOEW upon termination	(1,048)	—	(1,048)
Goldman Sachs & Co.	12/31/19	(4)	Pay $54.70 strike price and receive variance based on Iron Ore spread upon termination	(20)	(3,206)	3,186
Goldman Sachs & Co.	03/31/19	(1)	Pay $58.40 strike price and receive variance based on Iron Ore spread upon termination	(2,724)	—	(2,724)
Goldman Sachs & Co.	09/30/18	(1)	Pay $63.55 strike price and receive variance based on Iron Ore spread upon termination	(5,762)	—	(5,762)
Goldman Sachs & Co.	03/20/18	400	Pay monthly fixed payment on the iBoxx$ Liquid High Yield Index and receive quarterly variable payment based on 3 Month LIBOR	16,027	425	15,602

A185

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Total return swap agreements outstanding at September 30, 2017 (continued):

Counterparty	Termination Date	Long/(Short) Notional Amount (000)#	Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(1)

OTC swap agreements (cont’d.):
Goldman Sachs & Co.	02/23/18	(85)	Pay or receive amounts based on market fluctuation KC Hard Red Winter Wheat Weekly Options upon termination	$(7,014)	$(698)	$(6,316)
Goldman Sachs & Co.	02/15/18	9,598	Pay or receive monthly amounts based on market fluctuation Goldman Sachs Custom Basket 1042 Index	(129,422)	—	(129,422)
Goldman Sachs & Co.	02/15/18	(2,793)	Pay or receive monthly amounts based on market fluctuation on S&P GSCI Industrial Metals Excess Return Index	(18,474)	(4,154)	(14,320)
Goldman Sachs & Co.	08/01/18	(114)	Receive $0.030625 strike price and pay variance based on S&P GSCI Aluminum Official Close Index Excess Return Index upon termination	(219,321)	—	(219,321)
Goldman Sachs & Co.	08/01/18	(104)	Receive $0.3705625 strike price and pay variance based on S&P Goldman Sachs Commodity Copper Excess Return Index upon termination	(17,190)	—	(17,190)
Goldman Sachs & Co.	07/06/18	2	Receive $318.90 strike price and pay variance based on Commodity swap on platinum and gold upon termination	101,528	—	101,528
Goldman Sachs & Co.	03/31/18	(2)	Receive $4.54 strike price and pay variance based on EURSIMP upon termination	(819)	(169)	(650)
Goldman Sachs & Co.	03/31/18	1	Receive $72.30 strike price and pay variance based on Iron Ore spread upon termination	11,509	—	11,509
Goldman Sachs & Co.	02/15/18	7,416	Receive monthly fixed payments on Bloomberg Commodity Index Total Return and pay monthly variable payments based on the U.S. Treasury Bill +13bps	(61,793)	(14,260)	(47,533)
Goldman Sachs & Co.	02/15/18	30,332	Receive monthly fixed payments on Bloomberg Commodity Index 1 Month Forward Total Return and pay monthly variable payments based on the U.S. Treasury Bill +14bps	(200,282)	—	(200,282)
JPMorgan Chase	12/31/18	4	Pay $11.01 and receive variance based on EuroBob 10 PPM Brent Calendar Swap upon termination	3,485	—	3,485
JPMorgan Chase	12/31/18	4	Pay $12.00 strike price and receive variance based on energy petroleum crack spread upon termination	3,042	2,304	738
JPMorgan Chase	03/31/18	— (r)	Pay $14.50 strike price and receive variance based on HSFOEW upon termination	672	150	522
JPMorgan Chase	12/31/18	(1)	Pay $14.75 strike price and receive variance based on HSFOEW upon termination	(1,516)	(296)	(1,220)

A186

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Total return swap agreements outstanding at September 30, 2017 (continued):

Counterparty	Termination Date	Long/(Short) Notional Amount (000)#	Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(1)

OTC swap agreements (cont’d.):
JPMorgan Chase	12/31/17	8	Pay $3.90 strike price and receive variance based on EURMARGIN upon termination	$36,212	$1,380	$34,832
JPMorgan Chase	12/31/17	1	Pay $5.07 strike price and receive variance based on EURMARGIN upon termination	3,823	—	3,823
JPMorgan Chase	12/31/17	(1)	Pay $5.85 strike price and receive variance based on EURMARGIN upon termination	(1,444)	—	(1,444)
JPMorgan Chase	12/31/19	1	Pay $55.85 strike price and receive variance based on Iron Ore spread upon termination	270	727	(457)
JPMorgan Chase	03/31/19	1	Pay $55.90 strike price and receive variance based on Iron Ore spread upon termination	353	—	353
JPMorgan Chase	09/20/18	600	Pay monthly fixed payment on the iBoxx$ Liquid High Yield Index and receive quarterly variable payment based on 3 Month LIBOR	9,790	177	9,613
JPMorgan Chase	02/23/18	35	Pay or receive monthly amounts based on market fluctuation KC Hard Red Winter Wheat Weekly Options upon termination	255,193	—	255,193
JPMorgan Chase	02/15/18	(174)	Pay or receive monthly amounts based on market fluctuation on S&P GSCI Industrial Metals Excess Return Index	(1,150)	(574)	(576)
JPMorgan Chase	02/15/18	5,047	Pay or receive monthly amounts based on market value fluctuation of JPMorgan JMABCTNE Commodity Index +15bps	2,568	—	2,568
JPMorgan Chase	08/01/18	(208)	Receive $0.03671056 strike price and pay variance based on S&P Goldman Sachs Commodity Copper Excess Return Index upon termination	(45,098)	—	(45,098)
JPMorgan Chase	07/29/20	(1,374)	Receive $0.03861225 strike price and pay variance based on GOLDLNPM upon termination	(16,800)	—	(16,800)
JPMorgan Chase	07/29/20	(135)	Receive $0.03976036 strike price and pay variance based on GOLDLNPM upon termination	(1,802)	—	(1,802)
JPMorgan Chase	09/09/20	(714)	Receive $0.04268356 strike price and pay variance based on GOLDLNPM upon termination	(8,303)	—	(8,303)
JPMorgan Chase	03/31/18	(1)	Receive $69.70 strike price and pay variance based on Iron Ore spread upon termination	(6,124)	—	(6,124)
JPMorgan Chase	12/31/17	(1)	Receive $7.10 strike price and pay variance based on EURMARGIN upon termination	(1,409)	(288)	(1,121)
JPMorgan Chase	02/15/18	85	Receive monthly fixed payments on Bloomberg Commodity Index Total Return and pay monthly variable payments based on the U.S. Treasury Bill +13bps	(697)	—	(697)

A187

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Total return swap agreements outstanding at September 30, 2017 (continued):

Counterparty	Termination Date	Long/(Short) Notional Amount (000)#	Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(1)

OTC swap agreements (cont’d.):
JPMorgan Chase	02/15/18	12,275	Receive monthly fixed payments on the JMABDEW2 Index and pay monthly variable payments based on the U.S. Treasury Bill +30bps	$37,106	$—	$37,106
JPMorgan Chase	02/15/18	10,120	Receive monthly fixed payments on the JP Morgan commodity index and pay monthly variable payments based on the U.S. Treasury Bill +17bps	(76,744)	—	(76,744)
JPMorgan Chase	02/15/18	10,323	Receive monthly fixed payments on the JPMorgan FNJ 1 Index and pay monthly variable payments based on the U.S. Treasury Bill +35bps	147,196	3,277	143,919
JPMorgan Chase	08/22/18	15,236	Receive monthly fixed rate payments on Dow Jones Wilshire REIT Total Return Index rate and pay monthly variable payments on 1 Month LIBOR +42.50bps	118,323	—	118,323
Morgan Stanley	12/04/17	1,302	Pay $0.017956 strike and receive variance based on GOLDLNPM upon termination	799,084	—	799,084
Morgan Stanley	07/26/19	592	Pay $0.0324 strike and receive variance based on GOLDLNPM upon termination	127,006	—	127,006
Morgan Stanley	07/17/19	579	Pay $0.03294225 strike and receive variance based on GOLDLNPM upon termination	178,690	—	178,690
Morgan Stanley	12/31/17	3	Pay $0.88 strike price and receive variance based on EURSIMP upon termination	13,878	—	13,878
Morgan Stanley	12/31/18	(2)	Pay $10.90 and receive variance based on EuroBob 10 PPM Brent Calendar Swap upon termination	(1,543)	—	(1,543)
Morgan Stanley	12/31/17	(5)	Pay $4.74 strike price and receive variance based on EURMARGIN upon termination	(16,665)	—	(16,665)
Morgan Stanley	12/31/17	(8)	Pay $4.85 strike price and receive variance based on EURMARGIN upon termination	(28,249)	(1,980)	(26,269)
Morgan Stanley	12/31/18	4	Pay $5.77 strike price and receive variance based on EURMARGIN upon termination	6,645	—	6,645
Morgan Stanley	12/31/18	2	Pay $5.77 strike price and receive variance based on EURMARGIN upon termination	3,323	—	3,323
Morgan Stanley	12/31/17	(2)	Pay $5.78 strike price and receive variance based on EURMARGIN upon termination	(5,947)	—	(5,947)
Morgan Stanley	12/31/17	(1)	Pay $5.80 strike price and receive variance based on EURMARGIN upon termination	(2,949)	—	(2,949)
Morgan Stanley	12/31/18	4	Pay $5.81 strike price and receive variance based on EURMARGIN upon termination	6,504	—	6,504
Morgan Stanley	12/31/18	2	Pay $5.98 strike price and receive variance based on EURMARGIN upon termination	2,951	—	2,951

A188

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Total return swap agreements outstanding at September 30, 2017 (continued):

Counterparty	Termination Date	Long/(Short) Notional Amount (000)#	Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(1)

OTC swap agreements (cont’d.):
Morgan Stanley	12/04/17	929	Receive $0.0144 strike and pay variance based on GOLDLNPM upon termination	$29,823	$—	$29,823
Morgan Stanley	12/04/17	919	Receive $0.01476225 strike and pay variance based on GOLDLNPM upon termination	62,710	—	62,710
Morgan Stanley	07/17/19	(388)	Receive $0.07317025 strike and pay variance based on SLVRLND upon termination	(423,222)	—	(423,222)
Morgan Stanley	07/26/19	(392)	Receive $0.073984 strike price and pay variance based on SLVRLND upon termination	(431,692)	—	(431,692)
Morgan Stanley	11/29/18	— (r)	Receive $1,255.00 strike price and pay variance based on GOLDLNPM upon termination	(20,298)	—	(20,298)
Morgan Stanley	11/29/18	— (r)	Receive $1,266.20 strike price and pay variance based on GOLDLNPM upon termination	(15,901)	—	(15,901)
Morgan Stanley	11/29/18	— (r)	Receive $1,289.00 strike price and pay variance based on GOLDLNPM upon termination	6,950	—	6,950
Morgan Stanley	12/31/18	(1)	Receive $3.47 strike price and pay variance based on EURSIMP upon termination	(999)	—	(999)
Morgan Stanley	12/31/18	(1)	Receive $3.47 strike price and pay variance based on EURSIMP upon termination	(999)	—	(999)
Morgan Stanley	12/31/17	2	Receive $4.22 strike price and pay variance based on EURSIMP upon termination	2,102	—	2,102
Morgan Stanley	12/31/17	4	Receive $5.82 strike price and pay variance based on EURMARGIN upon termination	8,623	—	8,623
Morgan Stanley	12/31/17	(2)	Receive $5.82 strike price and pay variance based on EURMARGIN upon termination	(4,311)	—	(4,311)
Morgan Stanley	12/31/17	(2)	Receive $5.86 strike price and pay variance based on EURMARGIN upon termination	(4,240)	—	(4,240)
Morgan Stanley	12/31/17	4	Receive $5.90 strike price and pay variance based on EURMARGIN upon termination	8,335	—	8,335
Morgan Stanley	12/31/17	(4)	Receive $6.79 strike price and pay variance based on EURMARGIN upon termination	(6,423)	—	(6,423)
Morgan Stanley	12/31/17	3	Receive $6.96 strike price and pay variance based on EURMARGIN upon termination	4,152	—	4,152
Morgan Stanley	06/07/18	4,801	Receive monthly fixed rate payments on Dow Jones Wilshire REIT Total Return Index rate and pay monthly variable payments on 1 Month LIBOR +25bps	(73,701)	—	(73,701)
Morgan Stanley	07/25/18	3,822	Receive monthly fixed rate payments on Dow Jones Wilshire REIT Total Return Index rate and pay monthly variable payments on 1 Month LIBOR +30bps	(58,926)	—	(58,926)

A189

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Total return swap agreements outstanding at September 30, 2017 (continued):

Counterparty	Termination Date	Long/(Short) Notional Amount (000)#	Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(1)

OTC swap agreements (cont’d.):
Morgan Stanley	09/12/18	17,199	Receive monthly fixed rate payments on Dow Jones Wilshire REIT Total Return Index rate and pay monthly variable payments on 1 Month LIBOR +42.50bps	$123,560	$—	$123,560
UBS AG	12/01/17	10	Receive $17.77 strike price and pay variance based on SLVRLND upon termination	10,875	—	10,875
UBS AG	12/01/17	(10)	Receive $18.03 strike price and pay variance based on SLVRLND upon termination	(13,479)	—	(13,479)

				$(2,276,089)	$(30,410)	$(2,245,679)

(r)	Less than $500 par.

(1)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).

Reverse Repurchase Agreement outstanding at September 30, 2017:

Broker	Interest Rate	Trade Date	Value at September 30, 2017	Maturity Date	Cost
JPMorgan Chase	(0.50%)	06/15/2017	$3,446,000	Open	$3,446,000

The value of the Reverse Repurchase Agreement is $3,446,000. A Security with a market value of $3,671,576 has been segregated to cover the requirement for the reverse repurchase agreement outstanding as of September 30, 2017.

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2017 in valuing such portfolio securities:

	Level 1	Level 2	Level 3

Investments in Securities
Affiliated Mutual Funds	$1,549,008,897	$—	$—
Common Stocks	3,102,376,250	1,465,752,819	—
Preferred Stocks	14,796,928	—	—
Unaffiliated Exchange Traded Funds	897,491,376	—	—
Asset-Backed Securities
Automobiles	—	7,742,097	—
Collateralized Loan Obligations	—	166,315,248	—
Consumer Loans	—	23,598,889	—
Credit Cards	—	2,508,967	—
Home Equity Loans	—	44,556,864	—
Residential Mortgage-Backed Securities	—	90,105,002	—
Student Loans	—	9,434,528	—
Bank Loans	—	16,097,316	391,999
Commercial Mortgage-Backed Securities	—	133,626,349	—
Corporate Bonds	—	1,126,463,045	2,317,299
Foreign Government Bonds	—	399,771,898	—
Municipal Bonds	—	23,576,009	—
Residential Mortgage-Backed Securities	—	181,240,866	1,548,698
U.S. Government Agency Obligations	—	94,619,163	—
U.S. Treasury Obligations	—	995,260,351	—

A190

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

	Level 1	Level 2	Level 3

Investments in Securities (continued)
Repurchase Agreement	$—	$6,000,000	$—
Foreign Treasury Obligations	—	30,475,244	—
Certificates of Deposit	—	29,720,546	—
Options Purchased	315,665	486,691	—
Options Written	(557,359)	(461,095)	—
Other Financial Instruments*
Financial Futures Contracts	544,615	—	—
Commodity Futures Contracts	(101,369)	—	—
OTC Forward Foreign Currency Exchange Contracts	—	(15,144,553)	—
OTC Cross Currency Exchange Contracts	—	3,222	—
Centrally Cleared Credit Default Swap Agreements	—	(928,782)	—
OTC Credit Default Swap Agreements	—	980,016	—
OTC Currency Swap Agreements	—	(154,331)	—
Centrally Cleared Inflation Swap Agreements	—	144,895	—
OTC Inflation Swap Agreements	—	(478,107)	—
Centrally Cleared Interest Rate Swap Agreements	—	10,406,866	—
OTC Interest Rate Swap Agreements	—	52,497	—
OTC Total Return Swap Agreements	—	(2,276,089)	—

Total	$5,563,875,003	$4,839,496,431	$4,257,996

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

A191

AST AQR EMERGING MARKETS EQUITY PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 88.3%
COMMON STOCKS — 85.0%
Brazil — 3.7%
Banco Bradesco SA, ADR	190,887	$2,113,119
Banco do Brasil SA	190,400	2,101,094
Banco Santander Brasil SA, ADS	19,929	174,179
BB Seguridade Participacoes SA	16,100	144,878
CCR SA	46,800	263,025
Cia de Saneamento Basico do Estado de Sao Paulo, ADR	74,200	776,131
Embraer SA, ADR(a)	22,346	505,243
Hypermarcas SA	119,900	1,214,843
Localiza Rent a Car SA	4,300	78,529
M Dias Branco SA	16,300	257,329
Porto Seguro SA	46,000	547,123
Qualicorp SA	18,100	214,424
Sul America SA, UTS	162,199	914,151

		9,304,068

Chile — 1.7%
AES Gener SA	275,723	96,470
Banco de Chile	8,402,447	1,281,667
Banco Santander Chile, ADR(a)	39,347	1,168,999
Cencosud SA	87,464	267,373
Cia Cervecerias Unidas SA, ADR(a)	3,865	104,084
Enel Americas SA, ADR	56,167	574,027
Enel Chile SA	643,903	78,510
Enel Generacion Chile SA, ADR	10,050	264,917
Itau CorpBanca	14,499,666	136,467
Latam Airlines Group SA, ADR	21,582	285,962

		4,258,476

China — 26.5%
58.com, Inc., ADR*	2,792	176,287
Agricultural Bank of China Ltd. (Class H Stock)	1,336,000	601,401
Alibaba Group Holding Ltd., ADR*(a)	56,402	9,741,189
Baidu, Inc., ADR*	13,470	3,336,384
Bank of China Ltd. (Class H Stock)	3,790,000	1,882,580
Bank of Communications Co. Ltd. (Class H Stock)	410,000	300,949
Beijing Capital International Airport Co. Ltd. (Class H Stock)	524,000	782,115
Beijing Enterprises Holdings Ltd.	198,000	1,066,490
China Cinda Asset Management Co. Ltd. (Class H Stock)	3,707,000	1,371,674
China Communications Services Corp. Ltd. (Class H Stock)	1,450,000	748,623
China Construction Bank Corp. (Class H Stock)	4,587,000	3,832,218
China Everbright International Ltd.	245,000	308,733
China Evergrande Group*	263,000	922,242
China Medical System Holdings Ltd.	223,000	390,528
China Mobile Ltd.	416,500	4,228,290
China Overseas Land & Investment Ltd.	230,000	750,424
China Petroleum & Chemical Corp. (Class H Stock)	1,224,000	922,506
China Resources Land Ltd.	166,000	510,402
China Resources Power Holdings Co. Ltd.	352,000	637,531

	Shares	Value
COMMON STOCKS (Continued)
China (cont’d.)
China Shenhua Energy Co. Ltd. (Class H Stock)	503,500	$1,190,449
China Southern Airlines Co. Ltd. (Class H Stock)	356,000	245,367
China Vanke Co. Ltd. (Class H Stock)	324,200	1,072,620
Chongqing Rural Commercial Bank Co. Ltd. (Class H Stock)	770,000	490,184
CNOOC Ltd.	788,000	1,020,107
Country Garden Holdings Co. Ltd.	523,000	834,873
CSPC Pharmaceutical Group Ltd.	782,000	1,314,228
Ctrip.com International Ltd., ADR*(a)	16,487	869,524
Geely Automobile Holdings Ltd.	875,000	2,484,749
Guangzhou Automobile Group Co. Ltd. (Class H Stock)	168,000	390,614
Haitian International Holdings Ltd.	316,000	909,337
Industrial & Commercial Bank of China Ltd. (Class H Stock)	4,219,000	3,153,744
JD.com, Inc., ADR*	30,081	1,149,094
Jiangxi Copper Co. Ltd. (Class H Stock)	254,000	403,564
Kingsoft Corp. Ltd.	198,000	463,847
NetEase, Inc., ADR(a)	4,173	1,100,879
New Oriental Education & Technology Group, Inc., ADR	7,428	655,595
People’s Insurance Co. Group of China Ltd. (The) (Class H Stock)	247,000	110,847
PICC Property & Casualty Co. Ltd. (Class H Stock)	766,000	1,358,810
Shanghai Industrial Holdings Ltd.	23,000	69,826
Sihuan Pharmaceutical Holdings Group Ltd.	299,000	109,175
SINA Corp.*	2,518	288,689
Sinopec Engineering Group Co. Ltd. (Class H Stock)	551,000	486,906
Sinopec Shanghai Petrochemical Co. Ltd. (Class H Stock)	172,000	102,761
Sunny Optical Technology Group Co. Ltd.	31,000	497,674
TAL Education Group, ADR	7,218	243,319
Tencent Holdings Ltd.	246,100	10,759,663
TravelSky Technology Ltd. (Class H Stock)	296,000	774,322
Vipshop Holdings Ltd., ADR*(a)	13,092	115,079
Weibo Corp., ADR*	2,385	235,972
Weichai Power Co. Ltd. (Class H Stock)	1,522,000	1,678,623

		67,091,007

Hong Kong — 2.1%
GCL-Poly Energy Holdings Ltd.	1,885,000	259,253
Haier Electronics Group Co. Ltd.*	690,000	1,688,841
Nine Dragons Paper Holdings Ltd.	606,000	1,199,306
Sino Biopharmaceutical Ltd.	513,000	543,491
Sun Art Retail Group Ltd.	1,809,500	1,685,625

		5,376,516

Hungary — 0.5%
MOL Hungarian Oil & Gas PLC	41,608	473,189
OTP Bank PLC	14,521	545,145
Richter Gedeon Nyrt.	6,867	170,638

		1,188,972

Indonesia — 2.4%
Adaro Energy Tbk PT	7,246,600	983,693

A192

AST AQR EMERGING MARKETS EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Indonesia (cont’d.)
Astra International Tbk PT	1,122,100	$658,793
Bank Central Asia Tbk PT	294,100	443,483
Bank Negara Indonesia Persero Tbk PT	2,410,500	1,325,477
Bank Rakyat Indonesia Persero Tbk PT	329,400	373,974
Gudang Garam Tbk PT	51,800	253,177
Indofood Sukses Makmur Tbk PT	707,400	442,984
United Tractors Tbk PT	692,500	1,646,644

		6,128,225

Malaysia — 2.6%
AirAsia Bhd	2,025,902	1,656,819
CIMB Group Holdings Bhd	173,300	258,891
Genting Bhd	155,700	352,393
Genting Malaysia Bhd	455,300	580,302
Hong Leong Bank Bhd	18,000	67,654
Malayan Banking Bhd	799,000	1,804,586
Malaysia Airports Holdings Bhd	221,500	445,946
Petronas Chemicals Group Bhd	86,200	148,901
Public Bank Bhd	207,700	1,005,788
Sime Darby Bhd	31,600	67,522
Tenaga Nasional Bhd	31,700	107,569
Westports Holdings Bhd	57,100	51,579

		6,547,950

Mexico — 3.7%
Alfa SAB de CV (Class A Stock)	168,600	212,486
America Movil SAB de CV (Class L Stock), ADR	79,049	1,403,120
Arca Continental SAB de CV	107,400	733,163
Fibra Uno Administracion SA de CV, REIT	178,600	301,296
Gentera SAB de CV	44,900	72,738
Gruma SAB de CV (Class B Stock)	59,705	876,821
Grupo Aeroportuario del Pacifico SAB de CV (Class B Stock)	57,800	591,966
Grupo Bimbo SAB de CV (Class A Stock)	56,800	137,462
Grupo Financiero Banorte SAB de CV (Class O Stock)	194,100	1,336,316
Grupo Mexico SAB de CV (Class B Stock)	204,800	627,221
Mexichem SAB de CV	246,900	650,943
Promotora y Operadora de Infraestructura SAB de CV	9,510	100,406
Wal-Mart de Mexico SAB de CV	1,068,700	2,447,270

		9,491,208

Peru — 0.4%
Credicorp Ltd.	3,998	819,670
Southern Copper Corp.(a)	6,044	240,309

		1,059,979

Philippines — 0.6%
Aboitiz Equity Ventures, Inc.	14,980	21,619
Ayala Land, Inc.	123,300	105,736
Bank of the Philippine Islands	40,680	79,684
BDO Unibank, Inc.	99,680	256,732
Globe Telecom, Inc.	1,205	48,686
International Container Terminal Services, Inc.	163,640	335,741
JG Summit Holdings, Inc.	59,090	87,252
Jollibee Foods Corp.	14,490	69,543
Metro Pacific Investments Corp.	1,767,000	233,311

	Shares	Value
COMMON STOCKS (Continued)
Philippines (cont’d.)
Security Bank Corp.	30,880	$148,005
SM Investments Corp.	10,050	174,829
SM Prime Holdings, Inc.	141,400	95,993

		1,657,131

Poland — 1.7%
Bank Zachodni WBK SA	5,991	573,993
Jastrzebska Spolka Weglowa SA*	36,942	977,564
PGE Polska Grupa Energetyczna SA*	210,274	766,948
Polski Koncern Naftowy ORLEN SA	41,078	1,370,626
Tauron Polska Energia SA*	526,461	541,315

		4,230,446

Romania — 0.1%
NEPI Rockcastle PLC	16,618	225,726

Russia — 3.0%
Gazprom PJSC, ADR	237,414	989,772
LUKOIL PJSC, ADR	19,448	1,027,195
MMC Norilsk Nickel PJSC, ADR	17,072	293,638
Mobile TeleSystems PJSC, ADR	200,509	2,093,314
Novatek PJSC, GDR	4,815	564,589
Novolipetsk Steel PJSC, GDR	8,083	183,841
Rosneft Oil Co. PJSC, GDR	39,709	220,753
Severstal PJSC, GDR	110,498	1,653,587
Sistema PJSC FC, GDR	9,849	47,278
Surgutneftegas OJSC, ADR	53,495	271,220
Tatneft PJSC, ADR(a)	6,716	284,924

		7,630,111

South Africa — 5.6%
Brait SE*	18,840	74,604
Coronation Fund Managers Ltd.	28,328	141,072
Exxaro Resources Ltd.	123,082	1,120,783
Foschini Group Ltd. (The)	64,614	648,120
Growthpoint Properties Ltd., REIT	422,250	758,339
Imperial Holdings Ltd.	39,116	552,707
Investec Ltd.	73,907	534,783
Liberty Holdings Ltd.	12,690	98,611
Massmart Holdings Ltd.	59,844	492,436
MMI Holdings Ltd.	144,625	185,169
Mondi Ltd.	19,359	517,304
Mr. Price Group Ltd.	29,353	390,370
Naspers Ltd. (Class N Stock)	22,890	4,948,192
Netcare Ltd.	99,344	175,191
Novus Holdings Ltd.	7,917	3,794
Redefine Properties Ltd., REIT	195,025	153,927
Remgro Ltd.	20,354	308,906
Resilient REIT Ltd., REIT	31,595	311,173
RMB Holdings Ltd.	99,055	464,309
Sanlam Ltd.	161,171	805,180
Sappi Ltd.	115,790	788,614
Telkom SA SOC Ltd.	194,840	853,530

		14,327,114

South Korea — 14.9%
AMOREPACIFIC Group	1,500	161,971
BNK Financial Group, Inc.	48,114	420,749
DGB Financial Group, Inc.	11,838	108,652
Hana Financial Group, Inc.	15,908	659,971

A193

AST AQR EMERGING MARKETS EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
South Korea (cont’d.)
Hanon Systems	23,736	$261,774
Hanwha Chemical Corp.	36,025	1,024,998
Hanwha Corp.	28,494	1,098,388
Hanwha Life Insurance Co. Ltd.	35,029	209,836
Hyundai Department Store Co. Ltd.	1,247	96,344
Hyundai Development Co.-Engineering & Construction	10,856	339,378
Hyundai Engineering & Construction Co. Ltd.	18,781	631,083
Hyundai Marine & Fire Insurance Co. Ltd.	25,753	1,021,385
Hyundai Mobis Co. Ltd.	4,777	1,002,969
KB Financial Group, Inc.	3,638	178,986
Kia Motors Corp.	8,244	228,085
Korea Investment Holdings Co. Ltd.	2,368	127,032
Korean Air Lines Co. Ltd.*	36,802	992,097
KT Corp., ADR	30,779	426,905
KT&G Corp.	5,844	539,289
LG Corp.	7,949	561,292
LG Electronics, Inc.	15,828	1,143,120
LG Uplus Corp.	32,160	375,491
Lotte Chemical Corp.	5,572	1,844,884
POSCO	3,417	949,531
Posco Daewoo Corp.	15,751	266,166
Samsung Card Co. Ltd.	4,584	147,815
Samsung Electronics Co. Ltd.	6,473	14,565,699
Shinhan Financial Group Co. Ltd.	3,010	133,037
SK Hynix, Inc.	59,681	4,352,555
SK Innovation Co. Ltd.	2,676	466,411
SK Telecom Co. Ltd.	15,261	3,405,169
Woori Bank	7,880	123,021

		37,864,083

Taiwan — 11.3%
AU Optronics Corp.	1,867,000	750,321
Catcher Technology Co. Ltd.	78,000	729,638
Cathay Financial Holding Co. Ltd.	447,000	712,340
Chang Hwa Commercial Bank Ltd.	148,050	80,143
China Life Insurance Co. Ltd.	181,341	171,014
Compal Electronics, Inc.	399,000	283,822
CTBC Financial Holding Co. Ltd.	1,313,236	824,317
E.Sun Financial Holding Co. Ltd.	1,312,893	784,642
First Financial Holding Co. Ltd.	1,418,141	910,830
Formosa Chemicals & Fibre Corp.	158,000	481,122
Foxconn Technology Co. Ltd.	123,000	355,964
Fubon Financial Holding Co. Ltd.	337,000	526,654
General Interface Solution Holding Ltd.	99,000	988,159
Hon Hai Precision Industry Co. Ltd.	1,219,118	4,233,885
Hua Nan Financial Holdings Co. Ltd.	590,301	320,584
Innolux Corp.	1,817,000	850,510
Largan Precision Co. Ltd.	1,000	176,415
Lite-On Technology Corp.	615,127	881,137
Mega Financial Holding Co. Ltd.	91,000	71,230
Nien Made Enterprise Co. Ltd.	28,000	287,522
Novatek Microelectronics Corp.	56,000	210,950
Pegatron Corp.	516,000	1,343,571
Phison Electronics Corp.	205,000	2,437,040
Pou Chen Corp.	195,000	245,173
Powertech Technology, Inc.	181,000	523,114
Realtek Semiconductor Corp.	353,000	1,219,497

	Shares	Value
COMMON STOCKS (Continued)
Taiwan (cont’d.)
Shin Kong Financial Holding Co. Ltd.	260,000	$78,015
SinoPac Financial Holdings Co. Ltd.	358,110	107,314
Taishin Financial Holding Co. Ltd.	438,909	189,136
Taiwan Cooperative Financial Holding Co. Ltd.	332,690	171,883
Taiwan Semiconductor Manufacturing Co. Ltd., ADR(a)	166,507	6,252,338
Uni-President Enterprises Corp.	263,000	551,443
Wistron Corp.	937,757	752,072
Yuanta Financial Holding Co. Ltd.	360,000	155,229

		28,657,024

Thailand — 2.5%
Bangkok Bank PCL, NVDR	110,100	616,469
Kasikornbank PCL, NVDR	12,200	75,871
Krung Thai Bank PCL, NVDR	2,394,100	1,351,336
PTT Exploration & Production PCL, NVDR	63,100	169,601
PTT Global Chemical PCL, NVDR	932,800	2,156,026
PTT PCL, NVDR	39,400	482,459
Thai Oil PCL, NVDR	513,300	1,424,747

		6,276,509

Turkey — 1.4%
Akbank Turk A/S	34,527	91,119
BIM Birlesik Magazalar A/S	9,387	195,722
Ford Otomotiv Sanayi A/S	25,824	330,469
Tofas Turk Otomobil Fabrikasi A/S	41,849	362,599
Tupras Turkiye Petrol Rafinerileri A/S	12,226	417,228
Turkiye Halk Bankasi A/S	446,774	1,519,502
Turkiye Is Bankasi (Class C Stock)	38,878	73,975
Turkiye Vakiflar Bankasi TAO (Class D Stock)	285,195	502,075

		3,492,689

United States — 0.3%
Yum China Holdings, Inc.*	17,157	685,765

TOTAL COMMON STOCKS
(cost $185,637,711)		215,492,999

PREFERRED STOCKS — 3.3%
Brazil
Braskem SA (PRFC A)	44,200	591,166
Cia Brasileira de Distribuicao, (PRFC)*	14,300	339,039
Cia Energetica de Minas Gerais (PRFC)	216,900	547,874
Itau Unibanco Holding SA, ADR (PRFC)	175,854	2,409,200
Itausa - Investimentos Itau SA (PRFC)	531,060	1,852,837
Petroleo Brasileiro SA (PRFC)*	405,500	1,964,028
Vale SA (PRFC)	71,400	665,046

TOTAL PREFERRED STOCKS
(cost $7,232,767)		8,369,190

TOTAL LONG-TERM INVESTMENTS
(cost $192,870,478)		223,862,189

A194

AST AQR EMERGING MARKETS EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

	Shares	Value
SHORT-TERM INVESTMENTS — 18.3%
AFFILIATED MUTUAL FUNDS
Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund(v)(w)	27,486,610	$27,486,610
Prudential Investment Portfolios 2 - Prudential Institutional Money Market Fund
(cost $18,851,419; includes $18,834,009 of cash collateral for securities on loan)(b)(w)	18,849,534	18,851,419

TOTAL SHORT-TERM INVESTMENTS
(cost $46,338,029)		46,338,029

TOTAL INVESTMENTS — 106.6%
(cost $239,208,507)		270,200,218
Liabilities in excess of other assets(z) — (6.6)%		(16,610,371)

NET ASSETS — 100.0%		$253,589,847

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.

#	Notional amount is shown in U.S. dollars unless otherwise stated.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $18,645,773; cash collateral of $18,834,009 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment. (v) Includes an amount of $4,616,701 segregated as collateral for swap agreements.

(w)	PGIM Investments LLC, the manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund and Prudential Institutional Money Market Fund.

(z)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts outstanding at September 30, 2017:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Current Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Long Positions:
48	Hang Seng China Enterprises Index	Oct. 2017	$3,369,178	$3,350,709	$(18,469)
2	KOSPI 200 Index	Dec. 2017	135,976	138,669	2,693
37	MSCI Taiwan Stock Index	Oct. 2017	1,423,915	1,423,389	(526)
471	SGX Nifty 50 Index	Oct. 2017	9,318,863	9,234,425	(84,438)

					(100,740)

Short Positions:
105	BIST National 30 Index	Oct. 2017	389,211	375,300	13,911
6	FTSE Bursa Malaysia KLCI Index	Oct. 2017	124,652	124,441	211
162	FTSE/JSE Top 40 Index	Dec. 2017	6,023,287	5,999,220	24,067
43	MEX Bolsa Index	Dec. 2017	1,198,729	1,195,287	3,442
230	SET50 Index	Dec. 2017	1,479,960	1,481,241	(1,281)

					40,350

					$(60,390)

Cash and foreign currency of $908,432 and $295,007 have been segregated with Barclays Capital Group and Goldman Sachs & Co., to cover requirements for open futures contracts at September 30, 2017.

A195

AST AQR EMERGING MARKETS EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Forward foreign currency exchange contracts outstanding at September 30, 2017:

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)

OTC forward foreign currency exchange contracts:
Brazilian Real,
Expiring 12/20/17	Citigroup Global Markets	BRL	6,400	$2,015,682	$1,998,263	$(17,419)
Expiring 12/20/17	Citigroup Global Markets	BRL	5,400	1,703,076	1,686,034	(17,042)
Expiring 12/20/17	Citigroup Global Markets	BRL	4,600	1,425,736	1,436,251	10,515
Expiring 12/20/17	Citigroup Global Markets	BRL	2,200	695,128	686,903	(8,225)
Expiring 12/20/17	Citigroup Global Markets	BRL	1,800	563,101	562,011	(1,090)
Expiring 12/20/17	Citigroup Global Markets	BRL	500	158,409	156,114	(2,295)
Expiring 12/20/17	Citigroup Global Markets	BRL	200	62,399	62,446	47
Chilean Peso,
Expiring 12/20/17	Citigroup Global Markets	CLP	840,000	1,331,938	1,309,907	(22,031)
Expiring 12/20/17	Citigroup Global Markets	CLP	820,000	1,317,248	1,278,719	(38,529)
Expiring 12/20/17	Citigroup Global Markets	CLP	690,000	1,087,699	1,075,995	(11,704)
Expiring 12/20/17	Citigroup Global Markets	CLP	620,000	973,050	966,837	(6,213)
Expiring 12/20/17	Citigroup Global Markets	CLP	500,000	782,353	779,707	(2,646)
Expiring 12/20/17	Citigroup Global Markets	CLP	410,000	655,478	639,359	(16,119)
Expiring 12/20/17	Citigroup Global Markets	CLP	260,000	404,781	405,447	666
Expiring 12/20/17	Citigroup Global Markets	CLP	200,000	319,031	311,882	(7,149)
Expiring 12/20/17	Citigroup Global Markets	CLP	190,000	303,128	296,288	(6,840)
Expiring 12/20/17	Citigroup Global Markets	CLP	100,000	156,740	155,941	(799)
Expiring 12/20/17	Citigroup Global Markets	CLP	70,000	112,063	109,159	(2,904)
Expiring 12/20/17	Citigroup Global Markets	CLP	20,000	32,130	31,189	(941)
Expiring 12/20/17	Citigroup Global Markets	CLP	4,917	7,859	7,668	(191)
Expiring 12/20/17	Citigroup Global Markets	CLP	245	392	382	(10)
Expiring 12/20/17	Citigroup Global Markets	CLP	174	273	271	(2)
Chinese Renminbi,
Expiring 12/20/17	Citigroup Global Markets	CNH	13,439	2,034,740	2,011,791	(22,949)
Expiring 12/20/17	Citigroup Global Markets	CNH	4,903	737,486	733,969	(3,517)
Expiring 12/20/17	Citigroup Global Markets	CNH	2,509	376,412	375,593	(819)
Expiring 12/20/17	Citigroup Global Markets	CNH	1,432	216,225	214,368	(1,857)
Expiring 12/20/17	Citigroup Global Markets	CNH	1,282	195,387	191,913	(3,474)
Expiring 12/20/17	Citigroup Global Markets	CNH	1,261	191,659	188,769	(2,890)
Expiring 12/20/17	Citigroup Global Markets	CNH	518	77,306	77,544	238
Czech Koruna,
Expiring 12/20/17	Citigroup Global Markets	CZK	70,621	3,218,117	3,231,128	13,011
Expiring 12/20/17	Citigroup Global Markets	CZK	51,328	2,362,256	2,348,398	(13,858)
Expiring 12/20/17	Citigroup Global Markets	CZK	49,484	2,279,852	2,264,011	(15,841)
Expiring 12/20/17	Citigroup Global Markets	CZK	41,715	1,914,611	1,908,556	(6,055)
Expiring 12/20/17	Citigroup Global Markets	CZK	28,010	1,290,768	1,281,516	(9,252)
Expiring 12/20/17	Citigroup Global Markets	CZK	25,531	1,167,309	1,168,128	819
Expiring 12/20/17	Citigroup Global Markets	CZK	23,341	1,061,382	1,067,930	6,548
Expiring 12/20/17	Citigroup Global Markets	CZK	23,341	1,080,469	1,067,929	(12,540)
Expiring 12/20/17	Citigroup Global Markets	CZK	22,744	1,057,681	1,040,591	(17,090)
Expiring 12/20/17	Citigroup Global Markets	CZK	22,585	1,027,771	1,033,345	5,574
Hong Kong Dollar,
Expiring 12/20/17	Citigroup Global Markets	HKD	38,486	4,931,916	4,937,167	5,251
Expiring 12/20/17	Citigroup Global Markets	HKD	38,333	4,913,031	4,917,538	4,507
Expiring 12/20/17	Citigroup Global Markets	HKD	38,308	4,910,177	4,914,303	4,126
Expiring 12/20/17	Citigroup Global Markets	HKD	38,198	4,895,256	4,900,124	4,868
Expiring 12/20/17	Citigroup Global Markets	HKD	38,146	4,888,369	4,893,481	5,112
Expiring 12/20/17	Citigroup Global Markets	HKD	36,452	4,674,469	4,676,239	1,770
Expiring 12/20/17	Citigroup Global Markets	HKD	19,234	2,465,618	2,467,374	1,756
Expiring 12/20/17	Citigroup Global Markets	HKD	5,591	716,606	717,235	629
Expiring 12/20/17	Citigroup Global Markets	HKD	5,529	708,766	709,281	515
Expiring 12/20/17	Citigroup Global Markets	HKD	2,700	346,490	346,366	(124)
Expiring 12/20/17	Citigroup Global Markets	HKD	1,900	243,870	243,739	(131)
Expiring 12/20/17	Citigroup Global Markets	HKD	1,600	205,250	205,254	4
Expiring 12/20/17	Citigroup Global Markets	HKD	1,439	184,618	184,601	(17)
Expiring 12/20/17	Citigroup Global Markets	HKD	1,300	166,659	166,769	110

A196

AST AQR EMERGING MARKETS EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Forward foreign currency exchange contracts outstanding at September 30, 2017 (continued):

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)

OTC forward foreign currency exchange contracts (cont’d.):
Hong Kong Dollar (cont’d.),
Expiring 12/20/17	Citigroup Global Markets	HKD	1,000	$128,174	$128,283	$109
Expiring 12/20/17	Citigroup Global Markets	HKD	1,000	128,274	128,283	9
Expiring 12/20/17	Citigroup Global Markets	HKD	1,000	128,409	128,284	(125)
Expiring 12/20/17	Citigroup Global Markets	HKD	800	102,678	102,627	(51)
Expiring 12/20/17	Citigroup Global Markets	HKD	600	76,959	76,971	12
Expiring 12/20/17	Citigroup Global Markets	HKD	500	64,090	64,142	52
Expiring 12/20/17	Citigroup Global Markets	HKD	426	54,590	54,649	59
Expiring 12/20/17	Citigroup Global Markets	HKD	400	51,272	51,314	42
Expiring 12/20/17	Citigroup Global Markets	HKD	300	38,467	38,486	19
Expiring 12/20/17	Citigroup Global Markets	HKD	200	25,634	25,657	23
Expiring 12/20/17	Citigroup Global Markets	HKD	27	3,465	3,463	(2)
Hungarian Forint,
Expiring 12/20/17	Citigroup Global Markets	HUF	617,572	2,429,393	2,351,695	(77,698)
Expiring 12/20/17	Citigroup Global Markets	HUF	510,077	1,988,586	1,942,355	(46,231)
Expiring 12/20/17	Citigroup Global Markets	HUF	390,046	1,526,171	1,485,282	(40,889)
Expiring 12/20/17	Citigroup Global Markets	HUF	386,500	1,513,338	1,471,778	(41,560)
Expiring 12/20/17	Citigroup Global Markets	HUF	348,030	1,358,266	1,325,288	(32,978)
Expiring 12/20/17	Citigroup Global Markets	HUF	292,534	1,140,010	1,113,961	(26,049)
Expiring 12/20/17	Citigroup Global Markets	HUF	250,575	972,544	954,182	(18,362)
Expiring 12/20/17	Citigroup Global Markets	HUF	167,646	664,712	638,392	(26,320)
Indian Rupee,
Expiring 12/20/17	Citigroup Global Markets	INR	234,581	3,629,225	3,556,680	(72,545)
Expiring 12/20/17	Citigroup Global Markets	INR	216,166	3,339,928	3,277,477	(62,451)
Expiring 12/20/17	Citigroup Global Markets	INR	213,202	3,292,662	3,232,538	(60,124)
Expiring 12/20/17	Citigroup Global Markets	INR	162,918	2,522,148	2,470,132	(52,016)
Expiring 12/20/17	Citigroup Global Markets	INR	160,743	2,489,410	2,437,163	(52,247)
Expiring 12/20/17	Citigroup Global Markets	INR	135,969	2,102,424	2,061,534	(40,890)
Expiring 12/20/17	Citigroup Global Markets	INR	135,908	2,101,245	2,060,617	(40,628)
Expiring 12/20/17	Citigroup Global Markets	INR	135,680	2,090,852	2,057,162	(33,690)
Expiring 12/20/17	Citigroup Global Markets	INR	111,882	1,727,342	1,696,340	(31,002)
Expiring 12/20/17	Citigroup Global Markets	INR	107,183	1,654,258	1,625,095	(29,163)
Expiring 12/20/17	Citigroup Global Markets	INR	4,534	70,136	68,744	(1,392)
Indonesian Rupiah,
Expiring 12/20/17	Citigroup Global Markets	IDR	2,693,919	199,348	198,540	(808)
Expiring 12/20/17	Citigroup Global Markets	IDR	2,693,917	199,447	198,540	(907)
Expiring 12/20/17	Citigroup Global Markets	IDR	567	42	41	(1)
Mexican Peso,
Expiring 12/20/17	Citigroup Global Markets	MXN	84,310	4,659,143	4,568,793	(90,350)
Expiring 12/20/17	Citigroup Global Markets	MXN	56,501	3,126,553	3,061,807	(64,746)
Expiring 12/20/17	Citigroup Global Markets	MXN	56,016	3,115,676	3,035,509	(80,167)
Expiring 12/20/17	Citigroup Global Markets	MXN	56,007	3,095,217	3,035,032	(60,185)
Expiring 12/20/17	Citigroup Global Markets	MXN	39,892	2,200,261	2,161,751	(38,510)
Expiring 12/20/17	Citigroup Global Markets	MXN	35,707	1,984,594	1,934,981	(49,613)
Expiring 12/20/17	Citigroup Global Markets	MXN	35,236	1,965,286	1,909,467	(55,819)
Expiring 12/20/17	Citigroup Global Markets	MXN	31,956	1,756,544	1,731,687	(24,857)
Expiring 12/20/17	Citigroup Global Markets	MXN	23,975	1,321,126	1,299,211	(21,915)
Expiring 12/20/17	Citigroup Global Markets	MXN	20,073	1,104,238	1,087,784	(16,454)
Expiring 12/20/17	Citigroup Global Markets	MXN	19,745	1,099,622	1,069,978	(29,644)
Expiring 12/20/17	Citigroup Global Markets	MXN	10,400	571,308	563,582	(7,726)
Expiring 12/20/17	Citigroup Global Markets	MXN	7,009	386,742	384,899	(1,843)
Expiring 12/20/17	Citigroup Global Markets	MXN	109	6,055	5,906	(149)
New Taiwanese Dollar,
Expiring 12/20/17	Citigroup Global Markets	TWD	46,078	1,529,976	1,525,919	(4,057)
Expiring 12/20/17	Citigroup Global Markets	TWD	45,966	1,533,520	1,522,191	(11,329)
Expiring 12/20/17	Citigroup Global Markets	TWD	45,924	1,527,048	1,520,824	(6,224)
Expiring 12/20/17	Citigroup Global Markets	TWD	45,841	1,527,794	1,518,076	(9,718)
Expiring 12/20/17	Citigroup Global Markets	TWD	35,834	1,191,288	1,186,669	(4,619)
Expiring 12/20/17	Citigroup Global Markets	TWD	23,043	770,146	763,092	(7,054)

A197

AST AQR EMERGING MARKETS EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Forward foreign currency exchange contracts outstanding at September 30, 2017 (continued):

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts (cont’d.):
New Taiwanese Dollar (cont’d.),
Expiring 12/20/17	Citigroup Global Markets	TWD	22,433	$749,640	$742,886	$(6,754)
Philippine Peso,
Expiring 12/20/17	Citigroup Global Markets	PHP	41,000	802,469	803,529	1,060
Expiring 12/20/17	Citigroup Global Markets	PHP	37,000	718,380	725,137	6,757
Expiring 12/20/17	Citigroup Global Markets	PHP	37,000	722,024	725,136	3,112
Expiring 12/20/17	Citigroup Global Markets	PHP	35,000	678,573	685,939	7,366
Expiring 12/20/17	Citigroup Global Markets	PHP	33,000	643,027	646,743	3,716
Expiring 12/20/17	Citigroup Global Markets	PHP	28,000	541,955	548,752	6,797
Expiring 12/20/17	Citigroup Global Markets	PHP	6,000	116,738	117,589	851
Expiring 12/20/17	Citigroup Global Markets	PHP	42	814	823	9
Expiring 12/20/17	Citigroup Global Markets	PHP	9	174	176	2
Polish Zloty,
Expiring 12/20/17	Citigroup Global Markets	PLN	6,119	1,717,144	1,677,376	(39,768)
Expiring 12/20/17	Citigroup Global Markets	PLN	5,779	1,622,006	1,584,189	(37,817)
Expiring 12/20/17	Citigroup Global Markets	PLN	5,099	1,433,830	1,397,814	(36,016)
Expiring 12/20/17	Citigroup Global Markets	PLN	4,800	1,302,990	1,315,773	12,783
Expiring 12/20/17	Citigroup Global Markets	PLN	3,909	1,078,988	1,071,421	(7,567)
Expiring 12/20/17	Citigroup Global Markets	PLN	3,800	1,040,786	1,041,653	867
Expiring 12/20/17	Citigroup Global Markets	PLN	3,400	958,353	931,876	(26,477)
Expiring 12/20/17	Citigroup Global Markets	PLN	3,400	963,689	931,876	(31,813)
Expiring 12/20/17	Citigroup Global Markets	PLN	3,000	815,005	822,358	7,353
Expiring 12/20/17	Citigroup Global Markets	PLN	1,860	521,188	509,843	(11,345)
Expiring 12/20/17	Citigroup Global Markets	PLN	1,530	426,500	419,344	(7,156)
Expiring 12/20/17	Citigroup Global Markets	PLN	1,000	276,445	274,119	(2,326)
Expiring 12/20/17	Citigroup Global Markets	PLN	537	149,716	147,202	(2,514)
Expiring 12/20/17	Citigroup Global Markets	PLN	5	1,404	1,371	(33)
Russian Ruble,
Expiring 12/20/17	Citigroup Global Markets	RUB	282,752	4,678,708	4,840,136	161,428
Expiring 12/20/17	Citigroup Global Markets	RUB	38,434	652,165	657,911	5,746
Expiring 12/20/17	Citigroup Global Markets	RUB	24,000	397,385	410,831	13,446
Expiring 12/20/17	Citigroup Global Markets	RUB	6	103	103	—
South African Rand,
Expiring 12/20/17	Citigroup Global Markets	ZAR	10,200	777,106	743,390	(33,716)
Expiring 12/20/17	Citigroup Global Markets	ZAR	4,500	339,545	327,967	(11,578)
Expiring 12/20/17	Citigroup Global Markets	ZAR	827	61,336	60,273	(1,063)
Thai Baht,
Expiring 12/20/17	Citigroup Global Markets	THB	8,000	241,418	240,103	(1,315)
Expiring 12/20/17	Citigroup Global Markets	THB	2,000	60,581	60,025	(556)
Expiring 12/20/17	Citigroup Global Markets	THB	1,809	54,686	54,293	(393)
Expiring 12/20/17	Citigroup Global Markets	THB	1,000	29,967	30,013	46
Expiring 12/20/17	Citigroup Global Markets	THB	1,000	30,140	30,013	(127)
Expiring 12/20/17	Citigroup Global Markets	THB	1,000	30,261	30,013	(248)
Expiring 12/20/17	Citigroup Global Markets	THB	1,000	30,264	30,013	(251)
Turkish Lira,
Expiring 12/20/17	Citigroup Global Markets	TRY	12,521	3,530,911	3,430,305	(100,606)
Expiring 12/20/17	Citigroup Global Markets	TRY	8,484	2,391,216	2,324,307	(66,909)
Expiring 12/20/17	Citigroup Global Markets	TRY	6,261	1,772,123	1,715,153	(56,970)
Expiring 12/20/17	Citigroup Global Markets	TRY	4,198	1,166,234	1,150,198	(16,036)
Expiring 12/20/17	Citigroup Global Markets	TRY	4,091	1,138,467	1,120,817	(17,650)
Expiring 12/20/17	Citigroup Global Markets	TRY	3,109	875,296	851,606	(23,690)
Expiring 12/20/17	Citigroup Global Markets	TRY	2,159	604,739	591,453	(13,286)
Expiring 12/20/17	Citigroup Global Markets	TRY	2,100	592,829	575,314	(17,515)
Expiring 12/20/17	Citigroup Global Markets	TRY	1,700	477,505	465,731	(11,774)
Expiring 12/20/17	Citigroup Global Markets	TRY	1,300	365,600	356,147	(9,453)
Expiring 12/20/17	Citigroup Global Markets	TRY	1,100	311,272	301,355	(9,917)
Expiring 12/20/17	Citigroup Global Markets	TRY	1,000	281,648	273,959	(7,689)
Expiring 12/20/17	Citigroup Global Markets	TRY	1,000	284,894	273,959	(10,935)
Expiring 12/20/17	Citigroup Global Markets	TRY	600	169,085	164,376	(4,709)

A198

AST AQR EMERGING MARKETS EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Forward foreign currency exchange contracts outstanding at September 30, 2017 (continued):

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts (cont’d.):
Turkish Lira (cont’d.),
Expiring 12/20/17	Citigroup Global Markets	TRY	500	$138,204	$136,980	$(1,224)
Expiring 12/20/17	Citigroup Global Markets	TRY	200	54,719	54,792	73
Expiring 12/20/17	Citigroup Global Markets	TRY	100	27,883	27,395	(488)
Expiring 12/20/17	Citigroup Global Markets	TRY	100	28,113	27,396	(717)
Expiring 12/20/17	Citigroup Global Markets	TRY	100	28,425	27,396	(1,029)

				$179,838,522	$177,861,224	(1,977,298)

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts:
Brazilian Real,
Expiring 12/20/17	Citigroup Global Markets	BRL	31,239	$9,877,933	$9,753,695	$124,238
Expiring 12/20/17	Citigroup Global Markets	BRL	21,575	6,754,172	6,736,309	17,863
Expiring 12/20/17	Citigroup Global Markets	BRL	18,057	5,624,369	5,637,943	(13,574)
Expiring 12/20/17	Citigroup Global Markets	BRL	2,320	726,155	724,371	1,784
Expiring 12/20/17	Citigroup Global Markets	BRL	2,304	717,040	719,375	(2,335)
Expiring 12/20/17	Citigroup Global Markets	BRL	2,100	660,998	655,679	5,319
Expiring 12/20/17	Citigroup Global Markets	BRL	1,100	344,610	343,451	1,159
Expiring 12/20/17	Citigroup Global Markets	BRL	800	248,763	249,783	(1,020)
Expiring 12/20/17	Citigroup Global Markets	BRL	762	240,113	237,919	2,194
Expiring 12/20/17	Citigroup Global Markets	BRL	251	79,418	78,370	1,048
Expiring 12/20/17	Citigroup Global Markets	BRL	31	9,703	9,679	24
Chilean Peso,
Expiring 12/20/17	Citigroup Global Markets	CLP	1,645,848	2,609,962	2,566,558	43,404
Expiring 12/20/17	Citigroup Global Markets	CLP	73,052	113,651	113,918	(267)
Expiring 12/20/17	Citigroup Global Markets	CLP	71,860	112,446	112,060	386
Expiring 12/20/17	Citigroup Global Markets	CLP	483	767	754	13
Chinese Renminbi,
Expiring 12/20/17	Citigroup Global Markets	CNH	45,071	6,805,964	6,747,077	58,887
Expiring 12/20/17	Citigroup Global Markets	CNH	29,608	4,455,333	4,432,195	23,138
Expiring 12/20/17	Citigroup Global Markets	CNH	27,062	4,119,985	4,051,129	68,856
Expiring 12/20/17	Citigroup Global Markets	CNH	19,185	2,860,414	2,871,979	(11,565)
Expiring 12/20/17	Citigroup Global Markets	CNH	17,836	2,708,715	2,670,075	38,640
Expiring 12/20/17	Citigroup Global Markets	CNH	17,754	2,698,305	2,657,672	40,633
Expiring 12/20/17	Citigroup Global Markets	CNH	4,757	709,316	712,113	(2,797)
Expiring 12/20/17	Citigroup Global Markets	CNH	4,379	653,112	655,528	(2,416)
Expiring 12/20/17	Citigroup Global Markets	CNH	971	146,468	145,357	1,111
Colombian Peso,
Expiring 12/20/17	Citigroup Global Markets	COP	2,650,000	890,214	894,052	(3,838)
Expiring 12/20/17	Citigroup Global Markets	COP	2,650,000	886,581	894,053	(7,472)
Expiring 12/20/17	Citigroup Global Markets	COP	300,000	102,529	101,214	1,315
Expiring 12/20/17	Citigroup Global Markets	COP	200,000	68,039	67,476	563
Czech Koruna,
Expiring 12/20/17	Citigroup Global Markets	CZK	20,000	928,449	915,056	13,393
Expiring 12/20/17	Citigroup Global Markets	CZK	19,000	878,714	869,303	9,411
Expiring 12/20/17	Citigroup Global Markets	CZK	15,000	692,900	686,292	6,608
Hong Kong Dollar,
Expiring 12/20/17	Citigroup Global Markets	HKD	38,013	4,872,464	4,876,450	(3,986)
Expiring 12/20/17	Citigroup Global Markets	HKD	17,547	2,252,610	2,250,995	1,615
Expiring 12/20/17	Citigroup Global Markets	HKD	4,541	582,117	582,537	(420)
Expiring 12/20/17	Citigroup Global Markets	HKD	4,223	541,670	541,742	(72)
Expiring 12/20/17	Citigroup Global Markets	HKD	4,116	528,278	528,016	262
Expiring 12/20/17	Citigroup Global Markets	HKD	3,300	423,007	423,336	(329)
Expiring 12/20/17	Citigroup Global Markets	HKD	2,987	382,862	383,184	(322)
Expiring 12/20/17	Citigroup Global Markets	HKD	2,900	371,612	372,023	(411)
Expiring 12/20/17	Citigroup Global Markets	HKD	1,662	213,349	213,208	141

A199

AST AQR EMERGING MARKETS EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Forward foreign currency exchange contracts outstanding at September 30, 2017 (continued):

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts (cont’d.):
Hong Kong Dollar (cont’d.),
Expiring 12/20/17	Citigroup Global Markets	HKD	1,600	$205,313	$205,254	$59
Expiring 12/20/17	Citigroup Global Markets	HKD	1,500	192,554	192,426	128
Expiring 12/20/17	Citigroup Global Markets	HKD	1,346	172,522	172,670	(148)
Expiring 12/20/17	Citigroup Global Markets	HKD	1,300	166,851	166,768	83
Expiring 12/20/17	Citigroup Global Markets	HKD	1,300	166,791	166,769	22
Expiring 12/20/17	Citigroup Global Markets	HKD	1,200	154,204	153,940	264
Expiring 12/20/17	Citigroup Global Markets	HKD	1,000	128,292	128,284	8
Expiring 12/20/17	Citigroup Global Markets	HKD	457	58,576	58,626	(50)
Expiring 12/20/17	Citigroup Global Markets	HKD	400	51,302	51,314	(12)
Expiring 12/20/17	Citigroup Global Markets	HKD	327	41,977	41,949	28
Expiring 12/20/17	Citigroup Global Markets	HKD	300	38,445	38,485	(40)
Expiring 12/20/17	Citigroup Global Markets	HKD	22	2,821	2,822	(1)
Indian Rupee,
Expiring 12/20/17	Citigroup Global Markets	INR	95,000	1,439,309	1,440,376	(1,067)
Expiring 12/20/17	Citigroup Global Markets	INR	90,000	1,358,232	1,364,567	(6,335)
Expiring 12/20/17	Citigroup Global Markets	INR	86,000	1,292,949	1,303,919	(10,970)
Expiring 12/20/17	Citigroup Global Markets	INR	68,000	1,031,321	1,031,006	315
Expiring 12/20/17	Citigroup Global Markets	INR	42,000	642,130	636,798	5,332
Expiring 12/20/17	Citigroup Global Markets	INR	36	558	546	12
Indonesian Rupiah,
Expiring 12/20/17	Citigroup Global Markets	IDR	39,593,479	2,935,231	2,918,015	17,216
Expiring 12/20/17	Citigroup Global Markets	IDR	6,400,000	474,740	471,676	3,064
Expiring 12/20/17	Citigroup Global Markets	IDR	5,321,820	397,123	392,215	4,908
Israeli Shekel,
Expiring 12/20/17	Citigroup Global Markets	ILS	4,800	1,340,740	1,362,053	(21,313)
Expiring 12/20/17	Citigroup Global Markets	ILS	3,796	1,067,359	1,077,076	(9,717)
Expiring 12/20/17	Citigroup Global Markets	ILS	2,847	801,841	807,807	(5,966)
Expiring 12/20/17	Citigroup Global Markets	ILS	1,900	532,763	539,146	(6,383)
Expiring 12/20/17	Citigroup Global Markets	ILS	1,582	447,073	448,782	(1,709)
Expiring 12/20/17	Citigroup Global Markets	ILS	1,433	399,956	406,666	(6,710)
Expiring 12/20/17	Citigroup Global Markets	ILS	1,400	390,515	397,265	(6,750)
Expiring 12/20/17	Citigroup Global Markets	ILS	1,283	360,650	364,014	(3,364)
Expiring 12/20/17	Citigroup Global Markets	ILS	500	138,974	141,880	(2,906)
Expiring 12/20/17	Citigroup Global Markets	ILS	400	112,231	113,505	(1,274)
Mexican Peso,
Expiring 12/20/17	Citigroup Global Markets	MXN	31,300	1,731,667	1,696,164	35,503
Expiring 12/20/17	Citigroup Global Markets	MXN	20,100	1,123,259	1,089,230	34,029
Expiring 12/20/17	Citigroup Global Markets	MXN	11,501	637,354	623,245	14,109
Expiring 12/20/17	Citigroup Global Markets	MXN	11,462	635,287	621,132	14,155
Expiring 12/20/17	Citigroup Global Markets	MXN	7,009	386,742	379,822	6,920
Expiring 12/20/17	Citigroup Global Markets	MXN	4,500	250,176	243,857	6,319
Expiring 12/20/17	Citigroup Global Markets	MXN	1,700	94,593	92,124	2,469
Expiring 12/20/17	Citigroup Global Markets	MXN	141	7,862	7,641	221
Expiring 12/20/17	Citigroup Global Markets	MXN	32	1,784	1,735	49
New Taiwanese Dollar,
Expiring 12/20/17	Citigroup Global Markets	TWD	41,442	1,376,165	1,372,389	3,776
Expiring 12/20/17	Citigroup Global Markets	TWD	40,949	1,361,693	1,356,063	5,630
Expiring 12/20/17	Citigroup Global Markets	TWD	17,238	572,993	570,852	2,141
Expiring 12/20/17	Citigroup Global Markets	TWD	9,000	298,670	298,043	627
Expiring 12/20/17	Citigroup Global Markets	TWD	5,000	165,125	165,580	(455)
Expiring 12/20/17	Citigroup Global Markets	TWD	1,000	33,005	33,116	(111)
Expiring 12/20/17	Citigroup Global Markets	TWD	63	2,102	2,086	16
Expiring 12/20/17	Citigroup Global Markets	TWD	47	1,571	1,556	15
Peruvian Nuevo Sol,
Expiring 12/20/17	Citigroup Global Markets	PEN	156	47,820	47,600	220
Philippine Peso,
Expiring 12/20/17	Citigroup Global Markets	PHP	73,096	1,415,727	1,432,555	(16,828)
Expiring 12/20/17	Citigroup Global Markets	PHP	64,253	1,241,157	1,259,245	(18,088)

A200

AST AQR EMERGING MARKETS EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Forward foreign currency exchange contracts outstanding at September 30, 2017 (continued):

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts (cont’d.):
Philippine Peso (cont’d.),
Expiring 12/20/17	Citigroup Global Markets	PHP	60,544	$1,167,260	$1,186,550	$(19,290)
Expiring 12/20/17	Citigroup Global Markets	PHP	48,900	945,924	958,350	(12,426)
Expiring 12/20/17	Citigroup Global Markets	PHP	48,675	945,230	953,942	(8,712)
Expiring 12/20/17	Citigroup Global Markets	PHP	48,639	940,160	953,248	(13,088)
Expiring 12/20/17	Citigroup Global Markets	PHP	36,465	704,082	714,642	(10,560)
Expiring 12/20/17	Citigroup Global Markets	PHP	36,000	694,831	705,538	(10,707)
Expiring 12/20/17	Citigroup Global Markets	PHP	24,099	466,443	472,296	(5,853)
Expiring 12/20/17	Citigroup Global Markets	PHP	11,089	216,756	217,331	(575)
Expiring 12/20/17	Citigroup Global Markets	PHP	6,000	115,965	117,590	(1,625)
Expiring 12/20/17	Citigroup Global Markets	PHP	5,000	96,852	97,991	(1,139)
Expiring 12/20/17	Citigroup Global Markets	PHP	883	17,184	17,305	(121)
Polish Zloty,
Expiring 12/20/17	Citigroup Global Markets	PLN	305	84,488	83,607	881
Expiring 12/20/17	Citigroup Global Markets	PLN	305	84,063	83,606	457
Expiring 12/20/17	Citigroup Global Markets	PLN	42	11,736	11,513	223
Expiring 12/20/17	Citigroup Global Markets	PLN	12	3,323	3,290	33
Russian Ruble,
Expiring 12/20/17	Citigroup Global Markets	RUB	20,847	344,771	356,858	(12,087)
Expiring 12/20/17	Citigroup Global Markets	RUB	20,432	338,170	349,754	(11,584)
Expiring 12/20/17	Citigroup Global Markets	RUB	4,000	68,915	68,472	443
Expiring 12/20/17	Citigroup Global Markets	RUB	2,000	33,877	34,236	(359)
Expiring 12/20/17	Citigroup Global Markets	RUB	1,519	26,073	26,002	71
Expiring 12/20/17	Citigroup Global Markets	RUB	629	10,460	10,768	(308)
Singapore Dollar,
Expiring 12/20/17	Citigroup Global Markets	SGD	5,079	3,772,312	3,747,531	24,781
Expiring 12/20/17	Citigroup Global Markets	SGD	3,360	2,482,498	2,479,296	3,202
Expiring 12/20/17	Citigroup Global Markets	SGD	2,513	1,859,178	1,854,317	4,861
Expiring 12/20/17	Citigroup Global Markets	SGD	2,120	1,558,403	1,564,184	(5,781)
Expiring 12/20/17	Citigroup Global Markets	SGD	2,014	1,481,419	1,486,258	(4,839)
Expiring 12/20/17	Citigroup Global Markets	SGD	1,732	1,293,365	1,277,873	15,492
Expiring 12/20/17	Citigroup Global Markets	SGD	1,380	1,026,834	1,018,309	8,525
Expiring 12/20/17	Citigroup Global Markets	SGD	1,323	976,730	976,137	593
Expiring 12/20/17	Citigroup Global Markets	SGD	420	314,357	309,920	4,437
Expiring 12/20/17	Citigroup Global Markets	SGD	10	7,454	7,379	75
South African Rand,
Expiring 12/20/17	Citigroup Global Markets	ZAR	11,160	849,335	813,347	35,988
Expiring 12/20/17	Citigroup Global Markets	ZAR	11,100	828,548	808,983	19,565
Expiring 12/20/17	Citigroup Global Markets	ZAR	10,600	792,670	772,542	20,128
Expiring 12/20/17	Citigroup Global Markets	ZAR	9,400	694,102	685,085	9,017
Expiring 12/20/17	Citigroup Global Markets	ZAR	7,825	581,296	570,297	10,999
Expiring 12/20/17	Citigroup Global Markets	ZAR	7,823	582,171	570,151	12,020
Expiring 12/20/17	Citigroup Global Markets	ZAR	7,440	564,998	542,232	22,766
Expiring 12/20/17	Citigroup Global Markets	ZAR	7,255	539,755	528,745	11,010
Expiring 12/20/17	Citigroup Global Markets	ZAR	7,200	536,207	524,745	11,462
Expiring 12/20/17	Citigroup Global Markets	ZAR	7,186	540,932	523,713	17,219
Expiring 12/20/17	Citigroup Global Markets	ZAR	7,149	542,326	521,050	21,276
Expiring 12/20/17	Citigroup Global Markets	ZAR	5,300	397,882	386,271	11,611
Expiring 12/20/17	Citigroup Global Markets	ZAR	3,300	239,574	240,509	(935)
Expiring 12/20/17	Citigroup Global Markets	ZAR	1,900	142,529	138,475	4,054
Expiring 12/20/17	Citigroup Global Markets	ZAR	383	28,920	27,928	992
Expiring 12/20/17	Citigroup Global Markets	ZAR	301	22,631	21,937	694
Expiring 12/20/17	Citigroup Global Markets	ZAR	238	17,717	17,345	372
Expiring 12/20/17	Citigroup Global Markets	ZAR	88	6,576	6,413	163
South Korean Won,
Expiring 12/20/17	Citigroup Global Markets	KRW	5,012,459	4,471,384	4,381,291	90,093
Expiring 12/20/17	Citigroup Global Markets	KRW	3,137,598	2,771,794	2,742,512	29,282
Expiring 12/20/17	Citigroup Global Markets	KRW	3,133,641	2,777,310	2,739,053	38,257
Expiring 12/20/17	Citigroup Global Markets	KRW	2,536,955	2,244,283	2,217,501	26,782

A201

AST AQR EMERGING MARKETS EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Forward foreign currency exchange contracts outstanding at September 30, 2017 (continued):

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts (cont’d.):
South Korean Won (cont’d.),
Expiring 12/20/17	Citigroup Global Markets	KRW	2,319,391	$2,063,424	$2,027,333	$ 36,091
Expiring 12/20/17	Citigroup Global Markets	KRW	2,221,355	1,984,407	1,941,642	42,765
Expiring 12/20/17	Citigroup Global Markets	KRW	1,716,357	1,522,384	1,500,234	22,150
Expiring 12/20/17	Citigroup Global Markets	KRW	1,688,464	1,495,706	1,475,853	19,853
Expiring 12/20/17	Citigroup Global Markets	KRW	1,594,018	1,412,669	1,393,300	19,369
Expiring 12/20/17	Citigroup Global Markets	KRW	1,205,118	1,073,100	1,053,369	19,731
Expiring 12/20/17	Citigroup Global Markets	KRW	942,141	835,539	823,506	12,033
Expiring 12/20/17	Citigroup Global Markets	KRW	180,000	157,239	157,334	(95)
Expiring 12/20/17	Citigroup Global Markets	KRW	90,000	78,589	78,668	(79)
Expiring 12/20/17	Citigroup Global Markets	KRW	83,940	74,072	73,370	702
Expiring 12/20/17	Citigroup Global Markets	KRW	10,000	8,787	8,741	46
Expiring 12/20/17	Citigroup Global Markets	KRW	1,841	1,626	1,609	17
Thai Baht,
Expiring 12/20/17	Citigroup Global Markets	THB	13,278	398,498	398,511	(13)
Expiring 12/20/17	Citigroup Global Markets	THB	6,000	180,694	180,077	617
Expiring 12/20/17	Citigroup Global Markets	THB	4,419	132,543	132,627	(84)
Expiring 12/20/17	Citigroup Global Markets	THB	4,395	131,864	131,906	(42)
Expiring 12/20/17	Citigroup Global Markets	THB	3,000	90,206	90,039	167
Expiring 12/20/17	Citigroup Global Markets	THB	1,000	30,271	30,012	259
Expiring 12/20/17	Citigroup Global Markets	THB	1,000	30,271	30,013	258
Expiring 12/20/17	Citigroup Global Markets	THB	1,000	30,194	30,013	181
Expiring 12/20/17	Citigroup Global Markets	THB	1,000	30,154	30,013	141
Expiring 12/20/17	Citigroup Global Markets	THB	1,000	30,128	30,012	116
Expiring 12/20/17	Citigroup Global Markets	THB	1,000	30,105	30,013	92
Expiring 12/20/17	Citigroup Global Markets	THB	1,000	30,018	30,013	5
Turkish Lira,
Expiring 12/20/17	Citigroup Global Markets	TRY	2,300	637,226	630,106	7,120
Expiring 12/20/17	Citigroup Global Markets	TRY	1,400	384,551	383,543	1,008
Expiring 12/20/17	Citigroup Global Markets	TRY	996	276,594	272,863	3,731
Expiring 12/20/17	Citigroup Global Markets	TRY	800	218,150	219,168	(1,018)
Expiring 12/20/17	Citigroup Global Markets	TRY	600	166,789	164,375	2,414
Expiring 12/20/17	Citigroup Global Markets	TRY	500	140,063	136,980	3,083
Expiring 12/20/17	Citigroup Global Markets	TRY	417	115,829	114,241	1,588
Expiring 12/20/17	Citigroup Global Markets	TRY	417	115,455	114,240	1,215
Expiring 12/20/17	Citigroup Global Markets	TRY	400	114,254	109,583	4,671
Expiring 12/20/17	Citigroup Global Markets	TRY	300	84,894	82,188	2,706
Expiring 12/20/17	Citigroup Global Markets	TRY	300	83,353	82,188	1,165
Expiring 12/20/17	Citigroup Global Markets	TRY	200	55,013	54,792	221
Expiring 12/20/17	Citigroup Global Markets	TRY	16	4,484	4,383	101
Expiring 12/20/17	Citigroup Global Markets	TRY	9	2,513	2,466	47
Expiring 12/20/17	Citigroup Global Markets	TRY	6	1,667	1,644	23

				$152,336,578	$151,347,766	988,812

						$ (988,486)

Total return swap agreements outstanding at September 30, 2017:

Counterparty	Termination Date	Long(Short) Notional Amount (000)#		Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(1)

OTC swap agreements:
Goldman Sachs & Co.	10/30/17	HKD	53,237	Payor receive upon termination amounts based on market value fluctuation of HSCEI Futures	$(43,295)	$—	$(43,295)
Goldman Sachs & Co.	12/14/17	KRW	935,972	Pay or receive upon termination amounts based on market value fluctuation of KOSPI 200 Futures	16,060	—	16,060

A202

AST AQR EMERGING MARKETS EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Counterparty	Termination Date	Long(Short) Notional Amount (000)#		Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(1)
OTC swap agreements (cont’d.):
Goldman Sachs & Co.	10/30/17		2,159	Pay or receive upon termination amounts based on market value fluctuation of MSCI Taiwan Stock Index Futures	$(4,201)	$ —	$(4,201)
Goldman Sachs & Co.	10/31/17	TRY	(2,603)	Pay or receive upon termination amounts based on market value fluctuation of BIST 30 Futures	51,545	—	51,545
Goldman Sachs & Co.	10/27/17	ILS	10,082	Pay or receive upon termination amounts based on market value fluctuation of Tel Aviv 35 Index Futures	2,220	—	2,220
Goldman Sachs & Co.	12/15/17	PLN	(7,063)	Pay or receive upon termination amounts based on market value fluctuation of WIG20 Index Futures	42,657	—	42,657
Morgan Stanley	12/20/17	BRL	(3,104)	Pay or receive monthly amounts based on market value fluctuation of MSCI Brazil Net Return Index and pay monthly variable payments based on 1 Month BZDIOVRA - 0.007 bps	19,967	—	19,967
Morgan Stanley	12/20/17	HKD	7,270	Pay or receive monthly amounts based on market value fluctuation of MSCI China HKD Net Total Return Index and pay monthly variable payments based on 1 Month HIBOR + 0.004 bps	(8,456)	—	(8,456)
Morgan Stanley	12/20/17	ZAR	(74,004)	Pay or receive monthly amounts based on market value fluctuation of MSCI South Africa ZAR Net Total Return Index and receive monthly variable payments based on 1 Month JIBAR - 0.0071 bps	31,248	—	31,248
Morgan Stanley	12/20/17	TRY	(1,518)	Pay or receive monthly amounts based on market value fluctuation of MSCI Turkey TRY Net Total Return Index and receive monthly variable payments based on 1 Month TRLIBOR - 0.0045 bps	11,299	—	11,299
Morgan Stanley	10/18/17	BRL	(23,549)	Pay or receive upon termination amounts based on market value fluctuation of Bovespa Index Futures	(457,234)	—	(457,234)
Morgan Stanley	10/30/17	HKD	96,581	Pay or receive upon termination amounts based on market value fluctuation of HSCEI Futures	(78,545)	—	(78,545)
Morgan Stanley	12/14/17	KRW	13,082,775	Pay or receive upon termination amounts based on market value fluctuation of KOSPI 200 Futures	224,480	—	224,480
Morgan Stanley	10/30/17		38	Pay or receive upon termination amounts based on market value fluctuation of MSCI Taiwan Stock Index Futures	(75)	—	(75)
Morgan Stanley	10/18/17	TWD	16,827	Pay or receive upon termination amounts based on market value fluctuation of TAIEX Futures	(10,507)	—	(10,507)

					$(202,837)	$—	$(202,837)

(1) Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).

A203

AST AQR EMERGING MARKETS EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2017 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Brazil	$9,304,068	$—	$—
Chile	4,258,476	—	—
China	17,912,011	49,178,996	—
Hong Kong	—	5,376,516	—
Hungary	—	1,188,972	—
Indonesia	—	6,128,225	—
Malaysia	—	6,547,950	—
Mexico	9,491,208	—	—
Peru	1,059,979	—	—
Philippines	—	1,657,131	—
Poland	—	4,230,446	—
Romania	225,726	—	—
Russia	7,630,111	—	—
South Africa	—	14,327,114	—
South Korea	426,905	37,437,178	—
Taiwan	6,252,338	22,404,686	—
Thailand	—	6,276,509	—
Turkey	—	3,492,689	—
United States	685,765	—	—
Preferred Stocks
Brazil	8,369,190	—	—
Affiliated Mutual Funds	46,338,029	—	—
Other Financial Instruments*
Futures Contracts	(60,390)	—	—
OTC Forward Foreign Currency Exchange Contracts	—	(988,486)	—
OTC Total Return Swap Agreements	—	(202,837)	—

Total	$111,893,416	$157,055,089	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

A204

AST AQR EMERGING MARKETS EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of September 30, 2017 were as follows:

Affiliated Mutual Funds (7.4% represents investments purchased with collateral from securities on loan)	18.3%
Banks	15.7
Internet Software & Services	10.1
Technology Hardware, Storage & Peripherals	7.4
Oil, Gas & Consumable Fuels	6.7
Semiconductors & Semiconductor Equipment	6.0
Wireless Telecommunication Services	4.4
Electronic Equipment, Instruments & Components	3.0
Chemicals	2.8
Insurance	2.5
Metals & Mining	2.4
Food & Staples Retailing	2.1
Media	2.0
Automobiles	1.8
Real Estate Management & Development	1.8
Pharmaceuticals	1.5
Airlines	1.3
Industrial Conglomerates	1.3
Household Durables	1.2
Electric Utilities	1.0
Machinery	1.0
Paper & Forest Products	1.0
Transportation Infrastructure	1.0
Capital Markets	0.9

Food Products	0.9%
Diversified Telecommunication Services	0.8
Internet & Direct Marketing Retail	0.8
Hotels, Restaurants & Leisure	0.7
Construction & Engineering	0.6
Diversified Financial Services	0.6
Equity Real Estate Investment Trusts (REITs)	0.6
Auto Components	0.5
Diversified Consumer Services	0.4
Independent Power & Renewable Electricity Producers	0.4
Specialty Retail	0.4
Beverages	0.3
IT Services	0.3
Tobacco	0.3
Water Utilities	0.3
Aerospace & Defense	0.2
Distributors	0.2
Health Care Providers & Services	0.2
Software	0.2
Telecommunications	0.2
Commercial Services & Supplies	0.1
Consumer Finance	0.1
Personal Products	0.1
Textiles, Apparel & Luxury Goods	0.1
Trading Companies & Distributors	0.1
Multiline Retail	0.0 *
Road & Rail	0.0 *

106.6
Liabilities in excess of other assets	(6.6)

100.0%

* Less than +/- 0.05%

A205

AST AQR LARGE-CAP PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 97.1%
COMMON STOCKS
Aerospace & Defense — 4.4%
Boeing Co. (The)	147,910	$37,600,201
General Dynamics Corp.	28,538	5,866,842
L3 Technologies, Inc.	29,260	5,513,462
Lockheed Martin Corp.	43,461	13,485,514
Northrop Grumman Corp.	70,552	20,299,221
Raytheon Co.	101,925	19,017,167
Textron, Inc.	85,310	4,596,503
United Technologies Corp.	21,907	2,542,965

		108,921,875

Airlines — 3.7%
Alaska Air Group, Inc.	62,735	4,784,798
Delta Air Lines, Inc.	600,577	28,959,823
Southwest Airlines Co.	695,458	38,931,739
United Continental Holdings, Inc.*	317,504	19,329,644

		92,006,004

Automobiles — 1.0%
General Motors Co.	620,403	25,051,873

Banks — 5.3%
Bank of America Corp.	178,777	4,530,209
Citigroup, Inc.	116,197	8,452,170
JPMorgan Chase & Co.	270,304	25,816,735
PNC Financial Services Group, Inc. (The)	162,172	21,855,920
Regions Financial Corp.	502,832	7,658,131
SunTrust Banks, Inc.	516,445	30,867,918
U.S. Bancorp	14,520	778,127
Wells Fargo & Co.	587,501	32,400,680

		132,359,890

Beverages — 0.8%
PepsiCo, Inc.	182,038	20,284,494

Biotechnology — 2.7%
AbbVie, Inc.	71,032	6,311,904
Amgen, Inc.	69,830	13,019,804
Biogen, Inc.*	18,931	5,927,675
Gilead Sciences, Inc.	440,774	35,711,509
Vertex Pharmaceuticals, Inc.*	50,228	7,636,665

		68,607,557

Capital Markets — 0.4%
Ameriprise Financial, Inc.	6,885	1,022,491
Moody’s Corp.	18,556	2,583,181
S&P Global, Inc.	39,812	6,223,014

		9,828,686

Chemicals — 2.1%
Eastman Chemical Co.	152,670	13,815,108
LyondellBasell Industries NV (Class A Stock)	300,137	29,728,570
Monsanto Co.	65,841	7,889,069

		51,432,747

Commercial Services & Supplies —0.2%

Waste Management, Inc.	55,391	4,335,454

Communications Equipment — 1.0%
Cisco Systems, Inc.	413,660	13,911,386
F5 Networks, Inc.*	16,578	1,998,644

	Shares	Value
COMMON STOCKS (Continued)
Communications Equipment (cont’d.)
Juniper Networks, Inc.	293,367	$8,164,404

		24,074,434

Construction & Engineering — 0.7%
Jacobs Engineering Group, Inc.	166,105	9,678,938
Quanta Services, Inc.*	240,859	9,000,901

		18,679,839

Consumer Finance — 3.0%
American Express Co.	9,086	821,920
Capital One Financial Corp.	303,856	25,724,449
Discover Financial Services	484,689	31,252,747
Synchrony Financial	541,628	16,817,549

		74,616,665

Diversified Consumer Services — 0.5%

H&R Block, Inc.(a)	453,154	11,999,518

Diversified Financial Services — 1.6%
Berkshire Hathaway, Inc. (Class B Stock)*	214,815	39,379,886

Diversified Telecommunication Services — 2.1%
AT&T, Inc.	695,837	27,255,935
Level 3 Communications, Inc.*	33,704	1,796,086
Verizon Communications, Inc.	449,924	22,266,739

		51,318,760

Electric Utilities — 2.8%
American Electric Power Co., Inc.	173,172	12,163,601
Edison International	148,669	11,472,787
Eversource Energy	112,599	6,805,484
Exelon Corp.	671,876	25,309,569
PG&E Corp.	166,755	11,354,348
Pinnacle West Capital Corp.	44,259	3,742,541

		70,848,330

Electrical Equipment — 0.2%

Eaton Corp. PLC	69,498	5,336,751

Electronic Equipment, Instruments & Components —0.3%

TE Connectivity Ltd.	90,380	7,506,963

Energy Equipment & Services — 0.1%

Baker Hughes a GE Co.	60,419	2,212,544

Equity Real Estate Investment Trusts (REITs) — 3.1%
American Tower Corp.	116,609	15,938,118
AvalonBay Communities, Inc.	35,151	6,271,641
Crown Castle International Corp.	91,665	9,164,667
Equinix, Inc.	13,983	6,240,613
Equity Residential	67,000	4,417,309
Prologis, Inc.	92,700	5,882,741
Public Storage	39,979	8,555,106
Simon Property Group, Inc.	69,516	11,192,771
Ventas, Inc.	75,482	4,916,143
Welltower, Inc.	68,000	4,779,040

		77,358,149

Food & Staples Retailing — 1.6%
CVS Health Corp.	38,145	3,101,951
Wal-Mart Stores, Inc.	477,339	37,299,270

		40,401,221

A206

AST AQR LARGE-CAP PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Shares		Value
COMMON STOCKS (Continued)
Food Products — 2.7%
Archer-Daniels-Midland Co.	512,629	$21,791,859
Campbell Soup Co.(a)	84,713	3,966,263
Conagra Brands, Inc.	354,368	11,956,376
Hershey Co. (The)	68,768	7,507,403
Mondelez International, Inc. (Class A Stock)	269,101	10,941,647
Tyson Foods, Inc. (Class A Stock)	174,400	12,286,480

		68,450,028

Health Care Equipment & Supplies — 0.6%
Baxter International, Inc.	177,332	11,127,583
C.R. Bard, Inc.	10,439	3,345,700

		14,473,283

Health Care Providers & Services — 6.2%
Aetna, Inc.	75,196	11,956,916
Anthem, Inc.	71,795	13,632,435
Centene Corp.*	210,391	20,359,537
Cigna Corp.	64,095	11,981,919
DaVita, Inc.*	88,266	5,242,118
Express Scripts Holding Co.*	224,709	14,228,574
Humana, Inc.(a)	122,502	29,845,162
McKesson Corp.	91,553	14,063,456
UnitedHealth Group, Inc.	171,291	33,547,342

		154,857,459

Hotels, Restaurants & Leisure — 0.6%
Carnival Corp.	62,199	4,016,189
Royal Caribbean Cruises Ltd.	40,610	4,813,909
Starbucks Corp.	96,096	5,161,316

		13,991,414

Household Durables — 1.2%
D.R. Horton, Inc.	441,164	17,615,679
PulteGroup, Inc.(a)	493,742	13,493,969

		31,109,648

Household Products — 1.0%

Procter & Gamble Co. (The)	270,092	24,572,970

Independent Power & Renewable Electricity Producers — 0.4%

AES Corp.	991,675	10,928,259

Industrial Conglomerates — 0.5%
General Electric Co.	384,467	9,296,412
Honeywell International, Inc.	19,014	2,695,044

		11,991,456

Insurance — 5.0%
Aflac, Inc.	228,532	18,600,219
Allstate Corp. (The)	397,453	36,529,905
Assurant, Inc.	71,360	6,816,307
Everest Re Group Ltd.	50,567	11,548,997
Hartford Financial Services Group, Inc. (The)	17,154	950,846
Lincoln National Corp.	13,236	972,581
Progressive Corp. (The)	88,546	4,287,397
Travelers Cos., Inc. (The)	280,038	34,310,256
Unum Group	195,139	9,977,457

		123,993,965

Internet & Direct Marketing Retail — 1.0%

Amazon.com, Inc.*	25,305	24,326,962

Shares		Value
COMMON STOCKS (Continued)
Internet Software & Services — 5.7%
Akamai Technologies, Inc.*	66,938	$3,261,219
Alphabet, Inc. (Class A Stock)*	40,333	39,273,049
Alphabet, Inc. (Class C Stock)*	33,388	32,022,765
eBay, Inc.*	611,963	23,536,097
Facebook, Inc. (Class A Stock)*	252,674	43,174,406

		141,267,536

IT Services — 1.8%
Cognizant Technology Solutions Corp. (Class A Stock)	194,610	14,117,009
DXC Technology Co.	2,845	244,329
International Business Machines Corp.	171,445	24,873,241
Total System Services, Inc.	68,466	4,484,523
Visa, Inc. (Class A Stock)(a)	20,868	2,196,148

		45,915,250

Life Sciences Tools & Services — 0.0%
Agilent Technologies, Inc.	15,751	1,011,214

Machinery — 0.8%
Caterpillar, Inc.	43,591	5,436,234
Cummins, Inc.	2,853	479,390
Ingersoll-Rand PLC	149,084	13,293,820

		19,209,444

Media — 1.9%
Comcast Corp. (Class A Stock)	273,888	10,539,210
Time Warner, Inc.	88,179	9,033,939
Viacom, Inc. (Class B Stock)(a)	313,355	8,723,803
Walt Disney Co. (The)	184,697	18,205,583

		46,502,535

Metals & Mining — 0.9%
Freeport-McMoRan, Inc.*	1,276,554	17,922,818
Newmont Mining Corp.	78,329	2,938,121
Nucor Corp.	28,041	1,571,418

		22,432,357

Multiline Retail — 0.7%
Dollar Tree, Inc.*	31,945	2,773,465
Kohl’s Corp.(a)	115,279	5,262,486
Target Corp.	178,327	10,523,076

		18,559,027

Multi-Utilities — 2.1%
Ameren Corp.	276,885	16,015,028
DTE Energy Co.	87,031	9,343,648
Public Service Enterprise Group, Inc.	566,446	26,198,128

		51,556,804

Oil, Gas & Consumable Fuels — 2.5%
Devon Energy Corp.	399,411	14,662,378
Exxon Mobil Corp.	184,787	15,148,838
Marathon Petroleum Corp.	309,509	17,357,265
Pioneer Natural Resources Co.	23,157	3,416,584
Valero Energy Corp.	141,839	10,911,674
Williams Cos., Inc. (The)	64,368	1,931,684

		63,428,423

Pharmaceuticals — 3.3%
Bristol-Myers Squibb Co.	190,511	12,143,171

A207

AST AQR LARGE-CAP PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Pharmaceuticals (cont’d.)
Johnson & Johnson	132,235	$17,191,872
Merck & Co., Inc.	458,022	29,327,149
Mylan NV*	14,301	448,622
Pfizer, Inc.	625,584	22,333,349

		81,444,163

Professional Services — 0.4%
Robert Half International, Inc.	223,762	11,264,179

Road & Rail — 0.3%
Union Pacific Corp.	73,167	8,485,177

Semiconductors & Semiconductor Equipment — 5.5%
Applied Materials, Inc.	512,573	26,699,928
Broadcom Ltd.	10,008	2,427,340
Intel Corp.	735,112	27,993,065
KLA-Tencor Corp.	67,679	7,173,973
Lam Research Corp.	74,857	13,851,539
Micron Technology, Inc.*	599,104	23,562,760
NVIDIA Corp.	94,929	16,970,457
Skyworks Solutions, Inc.	79,674	8,118,781
Texas Instruments, Inc.	125,213	11,224,093

		138,021,936

Software — 5.0%
Adobe Systems, Inc.*	42,699	6,369,837
Citrix Systems, Inc.*	46,528	3,574,281
Electronic Arts, Inc.*	85,650	10,111,839
Intuit, Inc.	64,462	9,162,629
Microsoft Corp.	952,177	70,927,665
Oracle Corp.	477,641	23,093,942
Synopsys, Inc.*	17,780	1,431,823

		124,672,016

Specialty Retail — 3.2%
Best Buy Co., Inc.	391,397	22,293,973
Foot Locker, Inc.	275,367	9,698,426
Home Depot, Inc. (The)	76,316	12,482,245
Lowe’s Cos., Inc.	196,576	15,714,285
Ross Stores, Inc.	107,499	6,941,210
Tiffany & Co.	37,820	3,471,120
TJX Cos., Inc. (The)	117,645	8,673,966

		79,275,225

Technology Hardware, Storage & Peripherals — 3.9%
Apple, Inc.	462,157	71,227,637
HP, Inc.	13,797	275,388
Western Digital Corp.	186,154	16,083,706
Xerox Corp.	267,139	8,893,057

		96,479,788

Textiles, Apparel & Luxury Goods — 0.9%
Coach, Inc.	94,022	3,787,206
Michael Kors Holdings Ltd.*	417,070	19,956,800

		23,744,006

Tobacco — 1.0%
Altria Group, Inc.	236,625	15,006,758
Philip Morris International, Inc.	97,344	10,806,157

		25,812,915

	Shares	Value
COMMON STOCKS (Continued)
Trading Companies & Distributors — 0.4%
United Rentals, Inc.*	79,948	$11,091,986

TOTAL LONG-TERM INVESTMENTS
(cost $2,053,841,186)		2,425,431,065

SHORT-TERM INVESTMENTS — 4.0%
AFFILIATED MUTUAL FUNDS
Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund(w)	72,830,571	72,830,571
Prudential Investment Portfolios 2 - Prudential Institutional Money Market Fund (cost $28,312,162; includes $28,279,477 of cash collateral for securities on loan)(b)(w)	28,309,332	28,312,162

TOTAL SHORT-TERM INVESTMENTS
(cost $101,142,733)		101,142,733

TOTAL INVESTMENTS — 101.1%
(cost $2,154,983,919)		2,526,573,798
Liabilities in excess of other assets(z) — (1.1)%		(28,127,197)

NET ASSETS — 100.0%		$2,498,446,601

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $27,638,614; cash collateral of $28,279,477 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.

(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as the manager of the Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund and Prudential Institutional Money Market Fund.

(z)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

A208

AST AQR LARGE-CAP PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Futures contracts outstanding at September 30, 2017:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)

Long Position:
418	S&P 500 E-Mini Index	Dec. 2017	$51,894,342	$52,586,490	$692,148

Cash of $1,881,000 has been segregated with Goldman Sachs & Co. to cover requirements for open futures contracts at September 30, 2017.

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2017 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$108,921,875	$ —	$ —
Airlines	92,006,004	—	—
Automobiles	25,051,873	—	—
Banks	132,359,890	—	—
Beverages	20,284,494	—	—
Biotechnology	68,607,557	—	—
Capital Markets	9,828,686	—	—
Chemicals	51,432,747	—	—
Commercial Services & Supplies	4,335,454	—	—
Communications Equipment	24,074,434	—	—
Construction & Engineering	18,679,839	—	—
Consumer Finance	74,616,665	—	—
Diversified Consumer Services	11,999,518	—	—
Diversified Financial Services	39,379,886	—	—
Diversified Telecommunication Services	51,318,760	—	—
Electric Utilities	70,848,330	—	—
Electrical Equipment	5,336,751	—	—
Electronic Equipment, Instruments & Components	7,506,963	—	—
Energy Equipment & Services	2,212,544	—	—
Equity Real Estate Investment Trusts (REITs)	77,358,149	—	—
Food & Staples Retailing	40,401,221	—	—
Food Products	68,450,028	—	—
Health Care Equipment & Supplies	14,473,283	—	—
Health Care Providers & Services	154,857,459	—	—
Hotels, Restaurants & Leisure	13,991,414	—	—
Household Durables	31,109,648	—	—
Household Products	24,572,970	—	—
Independent Power & Renewable Electricity Producers	10,928,259	—	—
Industrial Conglomerates	11,991,456	—	—
Insurance	123,993,965	—	—
Internet & Direct Marketing Retail	24,326,962	—	—
Internet Software & Services	141,267,536	—	—
IT Services	45,915,250	—	—
Life Sciences Tools & Services	1,011,214	—	—
Machinery	19,209,444	—	—
Media	46,502,535	—	—
Metals & Mining	22,432,357	—	—
Multiline Retail	18,559,027	—	—

A209

AST AQR LARGE-CAP PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Common Stocks (continued)
Multi-Utilities	$51,556,804	$—	$—
Oil, Gas & Consumable Fuels	63,428,423	—	—
Pharmaceuticals	81,444,163	—	—
Professional Services	11,264,179	—	—
Road & Rail	8,485,177	—	—
Semiconductors & Semiconductor Equipment	138,021,936	—	—
Software	124,672,016	—	—
Specialty Retail	79,275,225	—	—
Technology Hardware, Storage & Peripherals	96,479,788	—	—
Textiles, Apparel & Luxury Goods	23,744,006	—	—
Tobacco	25,812,915	—	—
Trading Companies & Distributors	11,091,986	—	—
Affiliated Mutual Funds	101,142,733	—	—
Other Financial Instruments*
Futures Contracts	692,148	—	—

Total	$2,527,265,946	$—	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contacts which are recorded at fair value.

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

A210

AST BALANCED ASSET ALLOCATION PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 89.6%
AFFILIATED MUTUAL FUNDS
AST AB Global Bond Portfolio*	54,999,310	$596,192,524
AST AQR Emerging Markets Equity Portfolio*	1,598,944	19,459,147
AST AQR Large-Cap Portfolio*	47,378,042	806,848,051
AST BlackRock Low Duration Bond Portfolio*	3,189,428	34,254,453
AST BlackRock/Loomis Sayles Bond Portfolio*	13,070,927	177,633,894
AST ClearBridge Dividend Growth Portfolio*	26,567,718	442,883,865
AST Goldman Sachs Global Income Portfolio*	26,160,458	278,608,879
AST Goldman Sachs Large-Cap Value Portfolio*	8,045,567	243,217,484
AST Goldman Sachs Mid-Cap Growth Portfolio*	4,285,001	38,222,213
AST Goldman Sachs Small-Cap Value Portfolio*	3,889,514	88,836,504
AST Goldman Sachs Strategic Income Portfolio*	10,641,451	102,902,830
AST Government Money Market Portfolio	50,919,080	50,919,080
AST High Yield Portfolio*	15,668,249	156,995,859
AST Hotchkis & Wiley Large-Cap Value Portfolio*	11,104,845	310,602,505
AST International Growth Portfolio*	29,569,926	506,828,525
AST International Value Portfolio*	23,279,388	481,184,950
AST Jennison Large-Cap Growth Portfolio*	8,574,795	249,012,060
AST Loomis Sayles Large-Cap Growth Portfolio*	9,096,456	427,078,632
AST Lord Abbett Core Fixed Income Portfolio*	19,577,771	246,484,133
AST MFS Growth Portfolio*	10,803,876	240,710,367
AST MFS Large-Cap Value Portfolio*	19,235,120	368,737,259
AST Neuberger Berman/LSV Mid-Cap Value Portfolio*	682,672	22,903,631
AST Parametric Emerging Markets Equity Portfolio*	1,015,188	9,796,562
AST Prudential Core Bond Portfolio*	70,331,071	857,335,760
AST QMA International Core Equity Portfolio*	20,068,380	247,242,439
AST QMA Large-Cap Portfolio*	46,850,514	814,261,929
AST Small-Cap Growth Opportunities Portfolio*	5,154,188	97,414,160
AST Small-Cap Growth Portfolio*	2,282,844	94,897,833
AST Small-Cap Value Portfolio*	3,961,714	111,126,068
AST T. Rowe Price Large-Cap Growth Portfolio*	9,522,208	307,472,094
AST T. Rowe Price Large-Cap Value Portfolio*	21,586,183	309,977,583
AST Templeton Global Bond Portfolio*	23,137	258,908
AST WEDGE Capital Mid-Cap Value Portfolio*	934,442	22,856,443
AST Wellington Management Global Bond Portfolio*	65,971,264	695,337,117
AST Western Asset Core Plus Bond Portfolio*	45,405,362	579,826,478
AST Western Asset Emerging Markets Debt Portfolio*	2,314,641	26,294,326

	Shares	Value
TOTAL LONG-TERM INVESTMENTS
(cost $8,132,973,189)(w)		$10,064,614,545

SHORT-TERM INVESTMENT — 9.8%
AFFILIATED MUTUAL FUND — 9.5%
Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund (cost $1,069,855,751)(w)	1,069,855,751	1,069,855,751

Interest Rate	Maturity Date	Principal Amount (000)#
U.S. TREASURY OBLIGATION(k)(n) — 0.3%
U.S. Treasury Bills (cost $28,934,267) 1.020%	12/21/17	29,000	28,936,039

TOTAL SHORT-TERM INVESTMENTS
(cost $1,098,790,018)			1,098,791,790

TOTAL INVESTMENTS — 99.4%
(cost $9,231,763,207)			11,163,406,335
Other assets in excess of liabilities(z) — 0.6%			71,202,049

NET ASSETS — 100.0%			$11,234,608,384

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.

#	Principal amount is shown in U.S. dollars unless otherwise stated.

(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.

(n)	Rate shown reflects yield to maturity at purchase date.

(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as the manager/co-manager of the underlying portfolios in which the Portfolio invests.

(z)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

A211

AST BALANCED ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Futures contracts outstanding at September 30, 2017:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Current Notional Amount	Valued / Unrealized Appreciation (Depreciation)
Long Positions:
964	2 Year U.S. Treasury Notes	Dec. 2017	$208,434,260	$207,937,813	$(496,447)
1,354	10 Year U.S. Treasury Notes	Dec. 2017	171,153,439	169,673,125	(1,480,314)
100	CAC40 10 Euro	Oct. 2017	6,113,344	6,295,355	182,011
20	DAX Index	Dec. 2017	7,372,060	7,562,936	190,876
852	Euro STOXX 50 Index	Dec. 2017	35,000,875	36,009,361	1,008,486
126	FTSE 100 Index	Dec. 2017	12,478,942	12,375,106	(103,836)
312	Mini MSCI EAFE Index	Dec. 2017	30,675,839	30,863,040	187,201
720	Russell 2000 Mini Index	Dec. 2017	51,097,980	53,744,400	2,646,420
2,177	S&P 500 E-Mini Index	Dec. 2017	268,497,248	273,877,485	5,380,237
336	S&P 500 Index	Dec. 2017	208,152,000	211,352,400	3,200,400
530	TOPIX Index	Dec. 2017	74,382,822	78,893,579	4,510,757

					$15,225,791

Foreign currency of $1,084,688 and a security with a market value of $28,936,039 has been segregated with Goldman Sachs & Co. to cover requirements for open futures contracts at September 30, 2017.

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2017 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Affiliated Mutual Funds	$11,134,470,296	$—	$—
U.S. Treasury Obligation	—	28,936,039	—
Other Financial Instruments*
Futures Contracts	15,225,791	—	—

Total	$11,149,696,087	$28,936,039	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

A212

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

	Shares	Value

LONG-TERM INVESTMENTS — 75.2%
COMMON STOCKS — 30.4%
Aerospace & Defense — 0.4%
Boeing Co. (The)	13,983	$3,554,619
Curtiss-Wright Corp.	2,628	274,731
Dassault Aviation SA (France)	454	734,617
Lockheed Martin Corp.	4,616	1,432,299
QinetiQ Group PLC (United Kingdom)	37,875	125,406
Raytheon Co.	8,218	1,533,314
Thales SA (France)	10,595	1,199,881

		8,854,867

Air Freight & Logistics — 0.2%
bpost SA (Belgium)	374	11,123
Deutsche Post AG (Germany)	14,975	667,496
FedEx Corp.	8,024	1,810,054
United Parcel Service, Inc. (Class B Stock)	13,256	1,591,913
XPO Logistics, Inc.*(a)	4,270	289,421

		4,370,007

Airlines — 0.1%
Air China Ltd. (China) (Class H Stock)	44,000	36,597
Delta Air Lines, Inc.	3,712	178,993
Deutsche Lufthansa AG (Germany)	14,198	394,829
Qantas Airways Ltd. (Australia)	371,835	1,703,126
Singapore Airlines Ltd. (Singapore)	65,900	488,658

		2,802,203

Auto Components — 0.6%
Aisin Seiki Co. Ltd. (Japan)	12,100	637,945
Autoliv, Inc. (Sweden)(a)	5,417	669,541
BorgWarner, Inc.	26,805	1,373,220
Bridgestone Corp. (Japan)	35,300	1,602,752
Cie Generale des Etablissements Michelin (France)	13,517	1,972,140
Continental AG (Germany)	3,811	967,871
Delphi Automotive PLC	10,240	1,007,616
Denso Corp. (Japan)	6,300	318,845
Faurecia (France)	3,472	240,941
GKN PLC (United Kingdom)	109,524	507,486
Goodyear Tire & Rubber Co. (The)	1,907	63,408
Hyundai Mobis Co. Ltd. (South Korea)	158	33,173
Koito Manufacturing Co. Ltd. (Japan)	11,000	690,747
Lear Corp.	15,081	2,610,219
Magna International, Inc. (Canada)	182	9,713
Motherson Sumi Systems Ltd. (India)	19,221	99,176
Nexteer Automotive Group Ltd. (China)*	7,000	12,068
NGK Spark Plug Co. Ltd. (Japan)	6,000	127,779
NOK Corp. (Japan)	38,800	867,939
Nokian Renkaat OYJ (Finland)	500	22,249
Stanley Electric Co. Ltd. (Japan)	11,000	377,284
Sumitomo Electric Industries Ltd. (Japan)	42,200	689,887
Sumitomo Rubber Industries Ltd. (Japan)	2,900	53,227
Tenneco, Inc.	5,008	303,835
Toyoda Gosei Co. Ltd. (Japan)	500	11,816
Toyota Boshoku Corp. (Japan)	1,500	31,804
Toyota Industries Corp. (Japan)	700	40,259
Valeo SA (France)	6,216	461,230
Xinyi Glass Holdings Ltd. (Hong Kong)*	34,000	33,698

		15,837,868

	Shares	Value
COMMON STOCKS (Continued)
Automobiles — 0.3%
Astra International Tbk PT (Indonesia)	66,500	$39,043
Dongfeng Motor Group Co. Ltd. (China) (Class H Stock)	44,000	58,388
Hero MotoCorp Ltd. (India)	1,271	73,561
Honda Motor Co. Ltd. (Japan)	30,300	895,078
Kia Motors Corp. (South Korea)	4,333	119,880
Maruti Suzuki India Ltd. (India)	478	58,486
Nissan Motor Co. Ltd. (Japan)	196,400	1,945,661
Peugeot SA (France)	48,465	1,153,712
Renault SA (France)	1,629	160,060
Subaru Corp. (Japan)	4,900	176,729
Suzuki Motor Corp. (Japan)(a)	3,000	157,455
Tata Motors Ltd. (India)	42,620	262,663
Tata Motors Ltd. (India) (Class A Stock), DVR	8,043	27,449
Tesla, Inc.*	56	19,102
Thor Industries, Inc.	2,000	251,820
Toyota Motor Corp. (Japan)	22,200	1,323,751

		6,722,838

Banks — 2.6%
ABN AMRO Group NV (Netherlands), CVA, 144A	1,451	43,449
Agricultural Bank of China Ltd. (China) (Class H Stock)	110,000	49,517
Akbank Turk A/S (Turkey)	38,025	100,350
Australia & New Zealand Banking Group Ltd. (Australia)	19,428	452,548
Axis Bank Ltd. (India)	12,867	100,457
Banco Bilbao Vizcaya Argentaria SA (Spain)	78,019	697,517
Banco Bradesco SA (Brazil)	4,510	47,633
Banco Comercial Portugues SA (Portugal) (Class R Stock)*	56,896	16,509
Banco do Brasil SA (Brazil)	10,400	114,766
Banco Santander Brasil SA (Brazil), UTS	1,200	10,484
Banco Santander SA (Spain)	156,925	1,097,660
Bank Central Asia Tbk PT (Indonesia)	199,700	301,134
Bank Hapoalim BM (Israel)	10,376	72,607
Bank Leumi Le-Israel BM (Israel)	13,915	73,952
Bank Mandiri Persero Tbk PT (Indonesia)	284,200	142,023
Bank Negara Indonesia Persero Tbk PT (Indonesia)	157,600	86,660
Bank of America Corp.	177,807	4,505,630
Bank of China Ltd. (China) (Class H Stock)	1,527,000	758,496
Bank of Communications Co. Ltd. (China) (Class H Stock)	173,000	126,986
Bank of East Asia Ltd. (The) (Hong Kong)	11,800	51,148
Bank of Montreal (Canada)	7,593	574,640
Bank of Nova Scotia (The) (Canada)	55,339	3,556,953
Bank Pekao SA (Poland)	11,144	391,307
Bank Rakyat Indonesia Persero Tbk PT (Indonesia)	32,600	37,011
Bank Zachodni WBK SA (Poland)	431	41,294
Barclays Africa Group Ltd. (South Africa)	5,183	53,198
Bendigo & Adelaide Bank Ltd. (Australia)	4,659	42,537
BNP Paribas SA (France)	17,136	1,382,452
BOC Hong Kong Holdings Ltd. (China)	52,500	255,727
CaixaBank SA (Spain)	30,673	153,962

A213

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Banks (cont’d.)
Canadian Imperial Bank of Commerce (Canada)(a)	27,738	$2,426,894
China CITIC Bank Corp. Ltd. (China) (Class H Stock)	154,000	98,291
China Construction Bank Corp. (China) (Class H Stock)	1,139,000	951,580
China Everbright Bank Co. Ltd. (China) (Class H Stock)	81,000	37,513
China Merchants Bank Co. Ltd. (China) (Class H Stock)	26,500	93,838
China Minsheng Banking Corp. Ltd. (China) (Class H Stock)	116,000	106,840
Citigroup, Inc.	39,389	2,865,155
Citizens Financial Group, Inc.	33,610	1,272,811
Comerica, Inc.	606	46,214
Commonwealth Bank of Australia (Australia).	21,996	1,302,455
CTBC Financial Holding Co. Ltd. (Taiwan)	589,680	370,142
Cullen/Frost Bankers, Inc.	1,077	102,229
Danske Bank A/S (Denmark)	25,450	1,019,873
DBS Group Holdings Ltd. (Singapore)	18,000	277,093
DNB ASA (Norway)	10,793	217,911
First Financial Holding Co. Ltd. (Taiwan)	77,861	50,008
First Horizon National Corp.(a)	23,091	442,193
First Republic Bank	2,869	299,696
Grupo Financiero Santander Mexico SAB de CV (Mexico) (Class B Stock)	19,700	39,984
Hana Financial Group, Inc. (South Korea)	2,505	103,924
HSBC Holdings PLC (United Kingdom)	176,704	1,746,864
ICICI Bank Ltd. (India)	29,653	125,780
Industrial & Commercial Bank of China Ltd. (China) (Class H Stock)	1,304,000	974,753
Industrial Bank of Korea (South Korea)	6,588	83,051
ING Groep NV (Netherlands)	230,161	4,242,385
Japan Post Bank Co. Ltd. (Japan)	24,900	307,725
JPMorgan Chase & Co.	61,427	5,866,892
KB Financial Group, Inc. (South Korea)	271	13,333
KeyCorp.	17,628	331,759
Krung Thai Bank PCL (Thailand), NVDR	40,900	23,086
Lloyds Banking Group PLC (United Kingdom)	30,417	27,642
Mediobanca SpA (Italy)	26,834	288,368
Metropolitan Bank & Trust Co. (Philippines).	15,330	26,132
Mitsubishi UFJ Financial Group, Inc. (Japan)	120,400	782,821
Mizrahi Tefahot Bank Ltd. (Israel)	1,336	23,961
Mizuho Financial Group, Inc. (Japan)(a)	138,700	243,147
National Australia Bank Ltd. (Australia)	10,218	253,334
National Bank of Canada (Canada)	25,698	1,236,758
Nedbank Group Ltd. (South Africa)	2,013	30,120
Nordea Bank AB (Sweden)	21,447	291,191
OTP Bank PLC (Hungary)	6,643	249,391
Oversea-Chinese Banking Corp. Ltd. (Singapore)	30,600	252,336
Resona Holdings, Inc. (Japan)	204,400	1,050,903
Royal Bank of Canada (Canada)	60,220	4,659,297
Shinhan Financial Group Co. Ltd. (South Korea)	3,954	174,760
Societe Generale SA (France)	1,935	113,393
Standard Bank Group Ltd. (South Africa)	19,034	222,061

	Shares	Value
COMMON STOCKS (Continued)
Banks (cont’d.)
State Bank of India (India)	67,157	$261,547
Sumitomo Mitsui Financial Group, Inc. (Japan)	68,000	2,613,864
Sumitomo Mitsui Trust Holdings, Inc. (Japan)	14,400	520,167
SunTrust Banks, Inc.	16,111	962,954
Svenska Handelsbanken AB (Sweden) (Class A Stock)	3,009	45,461
Synovus Financial Corp.	16,363	753,680
TMB Bank PCL (Thailand), NVDR	522,200	39,502
Toronto-Dominion Bank (The) (Canada)	46,692	2,628,823
Turkiye Garanti Bankasi A/S (Turkey)	105,496	286,637
Turkiye Halk Bankasi A/S (Turkey)	35,367	120,285
Turkiye Is Bankasi (Turkey) (Class C Stock)	207,210	394,269
Turkiye Vakiflar Bankasi TAO (Turkey) (Class D Stock)	28,982	51,022
UniCredit SpA (Italy)*	36,881	787,025
United Overseas Bank Ltd. (Singapore)	12,800	222,282
Wells Fargo & Co.	36,554	2,015,953
Westpac Banking Corp. (Australia)	43,604	1,096,795
Yapi ve Kredi Bankasi A/S (Turkey)*	52,999	64,302
Yes Bank Ltd. (India)	29,035	155,860

		64,124,922

Beverages — 0.5%
Ambev SA (Brazil)	12,200	81,047
Anheuser-Busch InBev SA/NV (Belgium)	11,234	1,342,874
Carlsberg A/S (Denmark) (Class B Stock)	294	32,262
Coca-Cola Amatil Ltd. (Australia)	8,093	49,125
Coca-Cola Co. (The)	85,645	3,854,882
Coca-Cola European Partners PLC (United Kingdom)	13,984	582,014
Coca-Cola Femsa SAB de CV (Mexico) (Class L Stock)	4,600	35,524
Coca-Cola HBC AG (Switzerland)*	2,785	94,296
Diageo PLC (United Kingdom)	61,394	2,018,970
Dr. Pepper Snapple Group, Inc.	9,223	815,959
Fevertree Drinks PLC (United Kingdom)	4,615	135,387
Fomento Economico Mexicano SAB de CV (Mexico), UTS	15,200	145,139
Kirin Holdings Co. Ltd. (Japan)	11,000	258,433
Molson Coors Brewing Co. (Class B Stock)	6,119	499,555
PepsiCo, Inc.	26,460	2,948,438
United Spirits Ltd. (India)*	4,260	156,617

		13,050,522

Biotechnology — 0.7%
3SBio, Inc. (China), 144A*	8,500	13,672
AbbVie, Inc.	42,081	3,739,317
Alexion Pharmaceuticals, Inc.*	2,101	294,749
Amgen, Inc.	18,356	3,422,475
Biogen, Inc.*	2,688	841,667
Celgene Corp.*	27,069	3,947,201
Celltrion, Inc. (South Korea)*	705	87,592
CSL Ltd. (Australia)	4,175	439,516
Genmab A/S (Denmark)*	507	112,120
Gilead Sciences, Inc.	46,944	3,803,402
Grifols SA (Spain)	2,765	80,691
Medy-Tox, Inc. (South Korea)	38	16,468

A214

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Biotechnology (cont’d.)
Shire PLC	8,193	$417,300
Vertex Pharmaceuticals, Inc.*	2,925	444,717

		17,660,887

Building Products — 0.1%
Allegion PLC	240	20,753
Asahi Glass Co. Ltd. (Japan)	7,100	263,716
Cie de Saint-Gobain (France)	11,607	691,542
Daikin Industries Ltd. (Japan)	300	30,382
dormakaba Holding AG (Switzerland)*	12	12,242
Johnson Controls International PLC	528	21,273
Masco Corp.	22,806	889,662
Owens Corning	5,470	423,105

		2,352,675

Capital Markets — 0.7%
Ameriprise Financial, Inc.	161	23,910
Ashmore Group PLC (United Kingdom)	12,700	57,769
Azimut Holding SpA (Italy)	724	15,686
B3 SA - Brasil Bolsa Balcao (Brazil)	23,204	174,883
Bank of New York Mellon Corp. (The)	6,203	328,883
BT Investment Management Ltd. (Australia)	1,650	14,348
Charles Schwab Corp. (The)	12,087	528,685
China Cinda Asset Management Co. Ltd. (China) (Class H Stock)	254,000	93,986
China Everbright Ltd. (China)	14,000	32,331
China Galaxy Securities Co. Ltd. (China) (Class H Stock)	95,500	84,154
CI Financial Corp. (Canada)	4,901	107,192
CITIC Securities Co. Ltd. (China) (Class H Stock)	27,000	59,583
Close Brothers Group PLC (United Kingdom)	3,713	73,423
CME Group, Inc.	7,216	979,067
Evercore, Inc. (Class A Stock)	2,490	199,823
Franklin Resources, Inc.	58,935	2,623,197
GF Securities Co. Ltd. (China) (Class H Stock)	10,600	23,129
Goldman Sachs Group, Inc. (The)	2,484	589,180
Haitong Securities Co. Ltd. (China) (Class H Stock)	25,200	40,881
Hong Kong Exchanges & Clearing Ltd. (Hong Kong)	20,200	545,564
Huatai Securities Co. Ltd. (China) (Class H Stock), 144A	16,800	37,353
IGM Financial, Inc. (Canada)	3,033	101,947
Intercontinental Exchange, Inc.	16,925	1,162,747
Invesco Ltd.	7,953	278,673
Investec Ltd. (South Africa)	11,346	82,098
Jafco Co. Ltd. (Japan)	300	15,363
Jupiter Fund Management PLC (United Kingdom)	12,893	95,504
Macquarie Group Ltd. (Australia)	6,885	492,939
Man Group PLC (United Kingdom)	24,118	54,307
Mirae Asset Daewoo Co. Ltd. (South Korea)	1,837	15,851
Moody’s Corp.	3,682	512,571
Morgan Stanley	13,483	649,476
Morningstar, Inc.	557	47,339
MSCI, Inc.	1,579	184,585

	Shares	Value
COMMON STOCKS (Continued)
Capital Markets (cont’d.)
NH Investment & Securities Co. Ltd. (South Korea)	5,622	$67,145
Perpetual Ltd. (Australia)	255	10,394
Platinum Asset Management Ltd. (Australia)	4,766	22,701
S&P Global, Inc.	17,830	2,787,008
Schroders PLC (United Kingdom)	11,510	517,796
SEI Investments Co.	8,944	546,121
Singapore Exchange Ltd. (Singapore)	7,700	42,012
State Street Corp.	3,579	341,938
Thomson Reuters Corp. (Canada)	9,340	428,543
TP ICAP PLC (United Kingdom)	4,369	30,691
UBS Group AG (Switzerland)*	47,299	809,143
Yuanta Financial Holding Co. Ltd. (Taiwan)	403,000	173,770

		16,103,689

Chemicals — 1.4%
Advanced Emissions Solutions, Inc.(a)	2,840	31,155
Air Products & Chemicals, Inc.	14,124	2,135,831
Arkema SA (France)	1,286	157,794
Axalta Coating Systems Ltd.*	32,338	935,215
BASF SE (Germany)	6,759	720,074
Cabot Corp.	4,059	226,492
Celanese Corp. (Class A Stock)	13,677	1,426,101
Covestro AG (Germany), 144A	196	16,866
Croda International PLC (United Kingdom)	12,524	636,820
Daicel Corp. (Japan)	13,000	156,751
Denka Co. Ltd. (Japan)	1,600	52,773
DowDuPont, Inc.	54,271	3,757,181
Eastman Chemical Co.	13,264	1,200,259
Ecolab, Inc.	11,588	1,490,333
EMS-Chemie Holding AG (Switzerland)	1,052	700,105
FMC Corp.	7,552	674,469
Frutarom Industries Ltd. (Israel)	370	28,460
Hanwha Chemical Corp. (South Korea)	1,660	47,231
Hitachi Chemical Co. Ltd. (Japan)	8,800	241,478
Hyosung Corp. (South Korea)	328	41,799
International Flavors & Fragrances, Inc.	13,642	1,949,578
Johnson Matthey PLC (United Kingdom)	3,572	163,795
JSR Corp. (Japan)	2,000	38,028
Koninklijke DSM NV (Netherlands)	21,184	1,734,241
Kuraray Co. Ltd. (Japan)	2,800	52,387
Lenzing AG (Austria)	1,202	174,371
LyondellBasell Industries NV (Class A Stock)	19,869	1,968,024
Mexichem SAB de CV (Mexico)	15,887	41,885
Mitsubishi Chemical Holdings Corp. (Japan)	155,700	1,484,440
Mitsubishi Gas Chemical Co., Inc. (Japan)	4,000	93,854
Mitsui Chemicals, Inc. (Japan)	8,400	255,507
Monsanto Co.	8,664	1,038,120
Mosaic Co. (The)	34,391	742,502
Nippon Kayaku Co. Ltd. (Japan)	7,000	107,815
Nippon Paint Holdings Co. Ltd. (Japan)	2,000	68,039
Nissan Chemical Industries Ltd. (Japan)	6,200	218,189
Nitto Denko Corp. (Japan)	9,200	767,384
Nufarm Ltd. (Australia)	1,458	9,500
Platform Specialty Products Corp.*	4,411	49,183
PPG Industries, Inc.	22,005	2,391,063
Praxair, Inc.	12,829	1,792,725

A215

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Chemicals (cont’d.)
PTT Global Chemical PCL (Thailand), NVDR	90,700	$209,639
Shin-Etsu Chemical Co. Ltd. (Japan)	10,200	912,900
Showa Denko KK (Japan)	800	24,961
Sika AG (Switzerland)	11	81,903
Sumitomo Chemical Co. Ltd. (Japan)	127,000	794,520
Teijin Ltd. (Japan)	1,600	31,566
Tokai Carbon Co. Ltd. (Japan)	4,500	42,383
Toray Industries, Inc. (Japan)	14,100	136,818
Tosoh Corp. (Japan)	2,000	45,144
Ube Industries Ltd. (Japan)	800	23,152
UPL Ltd. (India)	5,144	61,418
Wacker Chemie AG (Germany)	852	122,333
WR Grace & Co.	19,179	1,383,765
Zeon Corp. (Japan)	4,000	51,894

		33,740,213

Commercial Services & Supplies — 0.1%
Brink’s Co. (The)	744	62,681
China Everbright International Ltd. (China)	29,000	36,544
Dai Nippon Printing Co. Ltd. (Japan)	10,000	239,814
G4S PLC (United Kingdom)	15,117	56,400
IWG PLC (Switzerland)	72,124	299,201
Loomis AB (Sweden) (Class B Stock)	1,359	54,017
LSC Communications, Inc.	2,187	36,107
Rentokil Initial PLC (United Kingdom)	21,231	85,546
RR Donnelley & Sons Co.	3,606	37,142
Secom Co. Ltd. (Japan)	10,200	742,810
Societe BIC SA (France)	82	9,829
Toppan Printing Co. Ltd. (Japan)	20,000	198,405
Waste Management, Inc.	3,252	254,534

		2,113,030

Communications Equipment — 0.3%
BYD Electronic International Co. Ltd. (China)	7,500	22,225
Cisco Systems, Inc.	161,251	5,422,872
F5 Networks, Inc.*	1,745	210,377
Hitachi Kokusai Electric, Inc. (Japan)	500	13,708
InterDigital, Inc.	1,339	98,751
Juniper Networks, Inc.	20,605	573,437
Palo Alto Networks, Inc.*	1,156	166,580
Telefonaktiebolaget LM Ericsson (Sweden) (Class B Stock)	3,922	22,611
VTech Holdings Ltd. (Hong Kong)	2,500	36,559
ZTE Corp. (China) (Class H Stock)*	42,800	140,831

		6,707,951

Construction & Engineering — 0.2%
ACS Actividades de Construccion y Servicios SA (Spain)	6,423	238,277
Bouygues SA (France)	5,310	252,069
CH Karnchang PCL (Thailand), NVDR	39,100	32,874
China Communications Construction Co. Ltd. (China) (Class H Stock)	93,000	116,643
China Railway Construction Corp. Ltd.
(China) (Class H Stock)	24,500	31,165
China Railway Group Ltd. (China) (Class H Stock)	80,000	66,472

	Shares	Value
COMMON STOCKS (Continued)
Construction & Engineering (cont’d.)
Chiyoda Corp. (Japan)	4,000	$23,407
CIMIC Group Ltd. (Australia)	12,705	441,521
COMSYS Holdings Corp. (Japan)	1,900	45,384
Eiffage SA (France)	5,185	536,974
Fluor Corp	2,192	92,283
HOCHTIEF AG (Germany)	10,005	1,689,865
Hyundai Development Co.-Engineering & Construction (South Korea)	1,824	57,021
Hyundai Engineering & Construction Co. Ltd. (South Korea)	1,501	50,437
Kinden Corp. (Japan)	1,700	27,405
Larsen & Toubro Ltd. (India)	2,356	41,255
NCC AB (Sweden) (Class B Stock)	5,986	142,097
Nishimatsu Construction Co. Ltd. (Japan)	5,600	161,908
Penta-Ocean Construction Co. Ltd. (Japan)	5,400	34,094

		4,081,151

Construction Materials — 0.0%
ACC Ltd. (India)	1,102	27,979
Anhui Conch Cement Co. Ltd. (China) (Class H Stock)	19,500	78,268
CSR Ltd. (Australia)	9,693	36,094
LafargeHolcim Ltd. (Switzerland)*	4,405	257,890
Semen Indonesia Persero Tbk PT (Indonesia)	34,600	26,037
UltraTech Cement Ltd. (India)	1,141	67,374

		493,642

Consumer Finance — 0.1%
American Express Co.	2,297	207,787
Capital One Financial Corp.	2,444	206,909
Cembra Money Bank AG (Switzerland)*	207	18,110
Discover Financial Services	6,050	390,103
Reliance Home Finance Ltd. (India)*	6,375	9,696
Synchrony Financial	12,924	401,290

		1,233,895

Containers & Packaging — 0.1%
Ball Corp.	3,508	144,880
DS Smith PLC (United Kingdom)	22,818	150,847
FP Corp. (Japan)	500	25,565
Owens-Illinois, Inc.*	2,099	52,811
Rengo Co. Ltd. (Japan)	10,000	59,524
Smurfit Kappa Group PLC (Ireland)	4,600	144,237
Toyo Seikan Group Holdings Ltd. (Japan)	1,500	25,067
WestRock Co.	13,978	792,972

		1,395,903

Distributors — 0.0%
Imperial Holdings Ltd. (South Africa)	2,273	32,117
Inchcape PLC (United Kingdom)	31,323	362,293
Jardine Cycle & Carriage Ltd. (Singapore)	1,000	29,100

		423,510

Diversified Consumer Services — 0.0%
Estacio Participacoes SA (Brazil)	1,900	18,579
H&R Block, Inc.(a)	7,471	197,832
Kroton Educacional SA (Brazil)	4,900	30,896

		247,307

A216

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Diversified Financial Services — 0.4%
Ayala Corp. (Philippines)	2,120	$40,515
Berkshire Hathaway, Inc. (Class B Stock)*	6,474	1,186,813
Eurazeo SA (France)	31,609	2,825,269
FirstRand Ltd. (South Africa)	31,966	122,921
Fubon Financial Holding Co. Ltd. (Taiwan)	324,000	506,338
Groupe Bruxelles Lambert SA (Belgium)	4,702	494,940
Haci Omer Sabanci Holding A/S (Turkey)	14,363	40,392
Leucadia National Corp.	7,553	190,713
ORIX Corp. (Japan)	78,900	1,273,779
Power Finance Corp. Ltd. (India)	39,124	73,151
Remgro Ltd. (South Africa)	6,990	106,085
RMB Holdings Ltd. (South Africa)	11,625	54,491
Rural Electrification Corp. Ltd. (India)	16,559	38,831
Standard Life Aberdeen PLC (United Kingdom)	32,955	191,564
Wendel SA (France)	16,077	2,604,366

		9,750,168

Diversified Telecommunication Services — 0.5%
AT&T, Inc.	13,735	538,000
BCE, Inc. (Canada)	9,681	453,577
Bezeq The Israeli Telecommunication Corp. Ltd. (Israel)	20,162	28,818
BT Group PLC (United Kingdom)	21,226	80,733
China Telecom Corp. Ltd. (China) (Class H Stock)	176,000	90,550
Deutsche Telekom AG (Germany)	106,082	1,980,997
Frontier Communications Corp.(a)	4,524	53,338
HKT Trust & HKT Ltd. (Hong Kong)	101,000	122,743
Koninklijke KPN NV (Netherlands)	119,192	409,039
KT Corp. (South Korea)	33	841
Level 3 Communications, Inc.*	2,657	141,592
Nippon Telegraph & Telephone Corp. (Japan)	51,100	2,341,439
Orange SA (France)	12,020	196,814
Singapore Telecommunications Ltd. (Singapore)	78,900	214,484
Spark New Zealand Ltd. (New Zealand)	18,285	48,276
Telefonica SA (Spain)	57,217	621,778
Telekomunikasi Indonesia Persero Tbk PT (Indonesia)	1,570,200	546,083
Telenor ASA (Norway)	51,288	1,086,514
Telstra Corp. Ltd. (Australia)	203,875	558,507
TELUS Corp. (Canada)	1,927	69,312
True Corp. PCL (Thailand), NVDR	2,711,900	496,926
Verizon Communications, Inc.	35,130	1,738,584

		11,818,945

Electric Utilities — 0.4%
CEZ A/S (Czech Republic)	2,964	59,537
Chubu Electric Power Co., Inc. (Japan)	29,500	366,621
Chugoku Electric Power Co., Inc. (The) (Japan)	2,700	28,683
CK Infrastructure Holdings Ltd. (Hong Kong)	6,500	56,037
CLP Holdings Ltd. (Hong Kong)	103,500	1,062,595
Contact Energy Ltd. (New Zealand)	6,932	27,566
Duke Energy Corp.	13,229	1,110,178
EDP - Energias de Portugal SA (Portugal)	23,291	87,823
Endesa SA (Spain)	3,140	70,854

	Shares	Value
COMMON STOCKS (Continued)
Electric Utilities (cont’d.)
Enel SpA (Italy)	42,778	$257,707
Fortis, Inc. (Canada)	24,330	873,170
Hydro One Ltd. (Canada), 144A	36,275	660,523
Iberdrola SA (Spain)	53,466	415,730
Kansai Electric Power Co., Inc. (The) (Japan)	6,900	88,316
Korea Electric Power Corp. (South Korea)	663	22,526
Kyushu Electric Power Co., Inc. (Japan)	4,100	43,556
Mercury NZ Ltd. (New Zealand)	6,793	16,640
PGE Polska Grupa Energetyczna SA (Poland)*	10,267	37,448
Portland General Electric Co.	26,031	1,188,055
Power Assets Holdings Ltd. (Hong Kong)	13,500	117,181
Shikoku Electric Power Co., Inc. (Japan)	1,000	11,758
Tauron Polska Energia SA (Poland)*	35,106	36,097
Tohoku Electric Power Co., Inc. (Japan)	4,400	55,987
Tokyo Electric Power Co. Holdings, Inc. (Japan)*	14,100	56,961
Transmissora Alianca de Energia Eletrica SA (Brazil), UTS	1,500	10,519
Westar Energy, Inc.	20,009	992,446
Xcel Energy, Inc.	25,058	1,185,745

		8,940,259

Electrical Equipment — 0.2%
ABB Ltd. (Switzerland)	6,693	165,504
AMETEK, Inc.	2,347	154,996
Eaton Corp. PLC	9,120	700,325
Emerson Electric Co.	4,220	265,185
Fujikura Ltd. (Japan)	5,400	43,399
Hubbell, Inc.	7,927	919,691
Legrand SA (France)	2,695	194,497
Mabuchi Motor Co. Ltd. (Japan)	6,700	335,665
Mitsubishi Electric Corp. (Japan)	21,400	334,768
Nidec Corp. (Japan)	2,200	270,448
Rockwell Automation, Inc.	11,080	1,974,567
Vestas Wind Systems A/S (Denmark)	2,024	181,929

		5,540,974

Electrical Utilities — 0.0%

DONG Energy A/S (Denmark), 144A	2,231	127,886

Electronic Equipment, Instruments & Components — 0.5%
Amphenol Corp. (Class A Stock)	15,120	1,279,757
AU Optronics Corp. (Taiwan)	153,000	61,489
Avnet, Inc.	672	26,410
CDW Corp.	5,517	364,121
Celestica, Inc. (Canada)*	10,528	130,276
Dolby Laboratories, Inc. (Class A Stock)	5,179	297,896
Electrocomponents PLC (United Kingdom)	6,566	54,709
FIH Mobile Ltd. (China)	27,000	8,544
Flex Ltd.*	102,872	1,704,589
FLIR Systems, Inc.	5,053	196,612
Hirose Electric Co. Ltd. (Japan)	1,000	140,808
Hitachi High-Technologies Corp. (Japan)	1,400	50,846
Hitachi Ltd. (Japan)	329,000	2,319,730
Hon Hai Precision Industry Co. Ltd. (Taiwan)	408,600	1,419,030
Innolux Corp. (Taiwan)	37,000	17,319
Japan Display, Inc. (Japan)*(a)	26,900	52,146

A217

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Electronic Equipment, Instruments & Components (cont’d.)
Kingboard Chemical Holdings Ltd. (Hong Kong)	2,000	$10,652
Murata Manufacturing Co. Ltd. (Japan)	7,800	1,148,303
Omron Corp. (Japan)	15,900	810,780
Simplo Technology Co. Ltd. (Taiwan)	2,400	12,760
Spectris PLC (United Kingdom)	2,625	84,808
TDK Corp. (Japan)	13,700	930,958
TE Connectivity Ltd.	13,325	1,106,774
Venture Corp. Ltd. (Singapore)	31,900	414,935
WPG Holdings Ltd. (Taiwan)	23,000	30,657
Zebra Technologies Corp. (Class A Stock)*	1,503	163,196

		12,838,105

Energy Equipment & Services — 0.1%
Baker Hughes a GE Co.	3,969	145,345
Halliburton Co.	28,776	1,324,559
National Oilwell Varco, Inc.(a)	15,152	541,381
Schlumberger Ltd.	16,403	1,144,273
TechnipFMC PLC (United Kingdom)*	8,385	234,109
Transocean Ltd.*(a)	6,127	65,927

		3,455,594

Equity Real Estate Investment Trusts (REITs) — 0.3%
Ascendas Real Estate Investment Trust (Singapore)	23,900	46,971
Brixmor Property Group, Inc.	48,185	905,877
CapitaLand Commercial Trust (Singapore)	19,900	24,334
CapitaLand Mall Trust (Singapore)	24,600	36,305
Emlak Konut Gayrimenkul Yatirim Ortakligi A/S (Turkey)*	14,839	11,166
Fibra Uno Administracion SA de CV (Mexico)	16,900	28,510
Growthpoint Properties Ltd. (South Africa)	22,680	40,732
Host Hotels & Resorts, Inc.	12,230	226,133
Intu Properties PLC (United Kingdom)	10,041	31,040
Japan Prime Realty Investment Corp. (Japan)	27	90,251
Japan Real Estate Investment Corp. (Japan)	12	57,697
Japan Retail Fund Investment Corp. (Japan)	26	46,656
Link REIT (Hong Kong)	21,500	174,837
Mirvac Group (Australia)	7,318	13,164
Nippon Building Fund, Inc. (Japan)	42	209,386
Nippon Prologis REIT, Inc. (Japan)	18	37,940
Nomura Real Estate Master Fund, Inc. (Japan)	36	46,819
Outfront Media, Inc.	11,525	290,200
Prologis, Inc.	13,856	879,302
Realty Income Corp.	3,873	221,497
Redefine Properties Ltd. (South Africa)	41,093	32,433
Simon Property Group, Inc.	9,580	1,542,476
Stockland (Australia)	176,301	595,385
Suntec Real Estate Investment Trust (Singapore)	24,500	33,748
Unibail-Rodamco SE (France)	275	66,919
United Urban Investment Corp. (Japan)	30	43,939
Ventas, Inc.	16,488	1,073,863

	Shares	Value
COMMON STOCKS (Continued)
Equity Real Estate Investment Trusts (REITs) (cont’d.)
Weingarten Realty Investors	9,661	$306,640

		7,114,220

Food & Staples Retailing — 0.2%
Costco Wholesale Corp.	8,169	1,342,085
CVS Health Corp.	6,313	513,373
Jean Coutu Group PJC, Inc. (The) (Canada) (Class A Stock)	781	15,210
Jeronimo Martins SGPS SA (Portugal)	25,113	495,702
Koninklijke Ahold Delhaize NV (Netherlands)	12,513	233,800
Kroger Co. (The)	9,326	187,080
Magnit PJSC (Russia), GDR	2,811	114,354
METRO AG (Germany)*	677	14,311
Seven & i Holdings Co. Ltd. (Japan)	7,800	301,349
SPAR Group Ltd. (The) (South Africa)	2,467	30,464
Sundrug Co. Ltd. (Japan)	1,600	66,303
Tesco PLC (United Kingdom)*	22,583	56,633
Walgreens Boots Alliance, Inc.	625	48,263
Wal-Mart Stores, Inc.	10,132	791,714
Wesfarmers Ltd. (Australia)	2,803	90,995
Wm Morrison Supermarkets PLC (United Kingdom)	228,833	718,054
Woolworths Ltd. (Australia)	27,579	546,168

		5,565,858

Food Products — 0.7%
Archer-Daniels-Midland Co.	40,600	1,725,906
Associated British Foods PLC (United Kingdom)	22,190	949,989
BRF SA (Brazil)*	2,000	28,922
Bunge Ltd.	5,938	412,453
Chocoladefabriken Lindt & Spruengli AG (Switzerland)	10	57,043
Gruma SAB de CV (Mexico) (Class B Stock)	4,480	65,793
Grupo Bimbo SAB de CV (Mexico) (Class A Stock)	14,200	34,365
Grupo Lala SAB de CV (Mexico)	10,500	17,800
Hershey Co. (The)	8,030	876,635
Ingredion, Inc.	2,901	349,977
JBS SA (Brazil)	157,041	421,963
Kellogg Co.(a)	21,136	1,318,252
Kraft Heinz Co. (The)	9,451	732,925
Maple Leaf Foods, Inc. (Canada)	495	13,492
Marine Harvest ASA (Norway)*	1,180	23,338
McCormick & Co., Inc.(a)	3,732	383,052
Mondelez International, Inc. (Class A Stock)	56,375	2,292,208
Nestle SA (Switzerland)	48,955	4,109,344
Nichirei Corp. (Japan)	1,300	32,618
Orkla ASA (Norway)	8,467	86,886
Pilgrim’s Pride Corp.*(a)	2,639	74,974
Salmar ASA (Norway)	3	85
Suedzucker AG (Germany)	29,539	635,281
Tate & Lyle PLC (United Kingdom)	10,470	90,913
Tyson Foods, Inc. (Class A Stock)	6,031	424,884
Universal Robina Corp. (Philippines)	6,730	20,272
WH Group Ltd. (Hong Kong), 144A	687,500	732,190
Wilmar International Ltd. (Singapore)	256,300	602,273

		16,513,833

A218

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Gas Utilities — 0.0%
Gas Natural SDG SA (Spain)	3,433	$76,049
Hong Kong & China Gas Co. Ltd. (Hong Kong)	81,970	154,458
Osaka Gas Co. Ltd. (Japan)	3,600	66,911
Toho Gas Co. Ltd. (Japan)	600	17,572
Tokyo Gas Co. Ltd. (Japan)	19,800	484,873

		799,863

Health Care Equipment & Supplies — 0.4%
Baxter International, Inc.	47,898	3,005,600
C.R. Bard, Inc.	618	198,069
Cochlear Ltd. (Australia)	4,875	609,786
Coloplast A/S (Denmark) (Class B Stock)	2,670	217,087
CYBERDYNE, Inc. (Japan)*	1,000	13,336
Danaher Corp.	6,004	515,023
Edwards Lifesciences Corp.*	10,455	1,142,836
GN Store Nord A/S (Denmark)	14,572	500,250
Hoya Corp. (Japan)	16,500	892,301
IDEXX Laboratories, Inc.*	6,273	975,389
Koninklijke Philips NV (Netherlands)	5,512	227,424
Nipro Corp. (Japan)	2,900	40,030
Smith & Nephew PLC (United Kingdom)	11,265	203,617

		8,540,748

Health Care Providers & Services — 0.4%
Aetna, Inc.	6,148	977,593
AmerisourceBergen Corp.	4,823	399,103
Amplifon SpA (Italy)	9,158	139,406
Anthem, Inc.	2,588	491,409
Cardinal Health, Inc.	2,564	171,583
Express Scripts Holding Co.*	9,285	587,926
Fresenius Medical Care AG & Co. KGaA (Germany)	16,494	1,612,549
Humana, Inc.	8,009	1,951,233
McKesson Corp.	6,618	1,016,591
Miraca Holdings, Inc. (Japan)	2,600	121,040
Netcare Ltd. (South Africa)	11,742	20,707
Quest Diagnostics, Inc.	345	32,306
Ryman Healthcare Ltd. (New Zealand)	3,957	26,510
Sinopharm Group Co. Ltd. (China) (Class H Stock)	8,000	35,436
UnitedHealth Group, Inc.	15,955	3,124,787

		10,708,179

Health Care Technology — 0.0%
Veeva Systems, Inc. (Class A Stock)*	10,820	610,356

Hotels, Restaurants & Leisure — 0.4%
Aristocrat Leisure Ltd. (Australia)	90,770	1,499,299
Carnival Corp.	11,300	729,641
Carnival PLC	6,836	434,716
Choice Hotels International, Inc.	1,695	108,311
Compass Group PLC (United Kingdom)	6,881	145,998
Extended Stay America, Inc., UTS	9,407	188,140
Galaxy Entertainment Group Ltd. (Hong Kong) (Class L Stock)	36,000	254,500
InterContinental Hotels Group PLC (United Kingdom)	14,920	789,277
International Game Technology PLC	9,301	228,340
Jubilant Foodworks Ltd. (India)	1,029	21,974

	Shares	Value
COMMON STOCKS (Continued)
Hotels, Restaurants & Leisure (cont’d.)
Kindred Group PLC (Malta), SDR	846	$9,736
Marriott International, Inc. (Class A Stock)	2,461	271,350
McDonald’s Corp.	17,836	2,794,544
MGM China Holdings Ltd. (Macau)	9,200	22,080
Sands China Ltd. (Hong Kong)	37,600	196,651
SJM Holdings Ltd. (Hong Kong)	14,000	12,861
Skylark Co. Ltd. (Japan)	2,100	31,036
SSP Group PLC (United Kingdom)	2,301	16,580
Starbucks Corp.	2,910	156,296
Stars Group, Inc. (The) (Canada)*	49,161	1,004,693
Tabcorp Holdings Ltd. (Australia)	7,615	25,527
Thomas Cook Group PLC (United Kingdom).	238,748	385,081
TUI AG (Germany)	930	15,781
Wynn Macau Ltd. (Macau)	14,800	40,026

		9,382,438

Household Durables — 0.1%
Barratt Developments PLC (United Kingdom)	72,402	596,460
D.R. Horton, Inc.	10,576	422,300
Electrolux AB (Sweden) (Class B Stock)(a)	21,854	743,818
Garmin Ltd.(a)	2,266	122,296
Haseko Corp. (Japan)	1,000	13,344
Iida Group Holdings Co. Ltd. (Japan)	36,400	649,345
JM AB (Sweden)	3,820	120,179
LG Electronics, Inc. (South Korea)	3,155	227,858
Mobile Appliance, Inc. (South Korea)*	1,794	13,287
Nikon Corp. (Japan)	3,800	65,897
Panasonic Corp. (Japan)	2,900	42,085
Persimmon PLC (United Kingdom)	1,530	52,949
Sekisui Chemical Co. Ltd. (Japan)	1,900	37,433
Sekisui House Ltd. (Japan)	12,600	212,382
Sumitomo Forestry Co. Ltd. (Japan)	1,400	21,925
Whirlpool Corp.	1,306	240,879

		3,582,437

Household Products — 0.5%
Colgate-Palmolive Co.	55,112	4,014,910
Hindustan Unilever Ltd. (India)	3,024	54,399
Kimberly-Clark Corp.	8,975	1,056,178
Kimberly-Clark de Mexico SAB de CV (Mexico) (Class A Stock)	13,700	27,919
Lion Corp. (Japan)	8,800	160,793
Pigeon Corp. (Japan)	1,600	54,697
Procter & Gamble Co. (The)	68,896	6,268,158
Unicharm Corp. (Japan)	2,400	54,973
Unilever Indonesia Tbk PT (Indonesia)	9,800	35,642

		11,727,669

Independent Power & Renewable Electricity Producers — 0.1%
AES Corp.	82,014	903,794
AES Tiete Energia SA (Brazil), UTS	2,500	11,256
China Power International Development Ltd. (China)	43,000	14,179
China Resources Power Holdings Co. Ltd. (China)	26,000	47,090
Electric Power Development Co. Ltd. (Japan)	1,400	35,169
Engie Brasil Energia SA (Brazil)	2,500	28,843

A219

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Independent Power & Renewable Electricity Producers (cont’d.)
Huadian Power International Corp. Ltd. (China) (Class H Stock)	60,000	$24,334
Huaneng Power International, Inc. (China) (Class H Stock)	170,000	105,371
Meridian Energy Ltd. (New Zealand)	12,429	25,561
Uniper SE (Germany)	2,394	65,702

		1,261,299

Industrial Conglomerates — 0.3%
3M Co.	12,001	2,519,010
Alfa SAB de CV (Mexico) (Class A Stock)	58,384	73,581
Bidvest Group Ltd. (The) (South Africa)	4,914	62,669
CJ Corp. (South Korea)	165	24,625
CK Hutchison Holdings Ltd. (Hong Kong)	41,000	525,140
DCC PLC (United Kingdom)	11,540	1,120,550
General Electric Co.	26,147	632,235
Honeywell International, Inc.	1,662	235,572
Jardine Matheson Holdings Ltd. (Hong Kong)	8,000	507,080
JG Summit Holdings, Inc. (Philippines)	16,720	24,689
KOC Holding A/S (Turkey)	7,820	35,873
Rheinmetall AG (Germany)	1,736	195,793
Roper Technologies, Inc.	1,720	418,648
Siemens AG (Germany)	430	60,677
Smiths Group PLC (United Kingdom)	3,535	74,764
Toshiba Corp. (Japan)*	7,000	19,629

		6,530,535

Insurance — 1.6%
Aflac, Inc.	22,674	1,845,437
AIA Group Ltd. (Hong Kong)	170,200	1,260,042
Allianz SE (Germany)	9,443	2,120,761
Allstate Corp. (The)	8,352	767,632
American International Group, Inc.	28,765	1,765,883
Aon PLC	11,137	1,627,116
Aspen Insurance Holdings Ltd. (Bermuda)	2,767	111,787
Assicurazioni Generali SpA (Italy)	21,719	405,085
AXA SA (France)	57,832	1,748,375
Baloise Holding AG (Switzerland)	399	63,183
BB Seguridade Participacoes SA (Brazil)	12,200	109,783
Brighthouse Financial, Inc.*	999	60,739
Cathay Financial Holding Co. Ltd. (Taiwan)	212,000	337,844
China Life Insurance Co. Ltd. (Taiwan)	102,372	96,542
China Life Insurance Co. Ltd. (China) (Class H Stock)	132,000	395,678
China Pacific Insurance Group Co. Ltd. (China) (Class H Stock)	41,000	177,679
China Taiping Insurance Holdings Co. Ltd. (China)	18,200	48,973
Chubb Ltd	512	72,986
CNP Assurances (France)	129,962	3,046,711
Dai-ichi Life Holdings, Inc. (Japan)	18,000	322,876
Direct Line Insurance Group PLC (United Kingdom)	103,957	506,800
Euler Hermes Group (France)	287	33,911
First American Financial Corp.	7,387	369,128
Hannover Rueck SE (Germany)	2,660	320,814
Hartford Financial Services Group, Inc. (The)	10,609	588,057

	Shares	Value
COMMON STOCKS (Continued)
Insurance (cont’d.)
Helvetia Holding AG (Switzerland)	26	$14,131
Industrial Alliance Insurance & Financial Services, Inc. (Canada)	5,827	263,855
Intact Financial Corp. (Canada)	10,778	890,313
Japan Post Holdings Co. Ltd. (Japan)	17,700	209,116
Legal & General Group PLC (United Kingdom)	39,644	138,178
Liberty Holdings Ltd. (South Africa)	3,862	30,011
Lincoln National Corp.	16,807	1,234,979
Manulife Financial Corp. (Canada)	7,184	145,724
Mapfre SA (Spain)	215,593	702,524
Marsh & McLennan Cos., Inc.	15,860	1,329,227
Medibank Private Ltd. (Australia)	23,560	54,056
MetLife, Inc.	16,020	832,239
MMI Holdings Ltd. (South Africa)	19,350	24,775
MS&AD Insurance Group Holdings, Inc. (Japan)	18,500	596,188
Muenchener Rueckversicherungs- Gesellschaft AG in Muenchen (Germany)	5,565	1,191,048
New China Life Insurance Co. Ltd. (China) (Class H Stock)	4,500	25,593
NN Group NV (Netherlands)	3,247	135,972
Old Mutual PLC (United Kingdom)	32,115	83,221
People’s Insurance Co. Group of China Ltd. (The) (China) (Class H Stock)	141,000	63,277
PICC Property & Casualty Co. Ltd. (China) (Class H Stock)	162,000	287,372
Ping An Insurance Group Co. of China Ltd. (China) (Class H Stock)	89,000	687,473
Poste Italiane SpA (Italy), 144A	304,765	2,245,116
Powszechny Zaklad Ubezpieczen SA (Poland)	20,761	262,023
Principal Financial Group, Inc.	12,029	773,946
Reinsurance Group of America, Inc.	1,176	164,087
RSA Insurance Group PLC (United Kingdom)	16,044	134,046
Sampo Oyj (Finland) (Class A Stock)	21,872	1,157,557
Samsung Fire & Marine Insurance Co. Ltd. (South Korea)	118	28,917
Samsung Life Insurance Co. Ltd. (South Korea)	396	39,143
Sanlam Ltd. (South Africa)	19,532	97,578
SCOR SE (France)	1,776	74,483
Sompo Holdings, Inc. (Japan)	10,200	397,488
Sun Life Financial, Inc. (Canada)	6,055	241,132
Suncorp Group Ltd. (Australia)	41,864	429,862
Swiss Life Holding AG (Switzerland)*	461	162,522
Swiss Re AG (Switzerland)	8,014	726,424
T&D Holdings, Inc. (Japan)	16,300	236,470
Talanx AG (Germany)	2,368	95,807
Tokio Marine Holdings, Inc. (Japan)	14,200	555,751
Topdanmark A/S (Denmark)*	4,901	193,078
Travelers Cos., Inc. (The)	3,411	417,916
UnipolSai Assicurazioni SpA (Italy)	542,680	1,268,968
Unum Group	8,729	446,314
Validus Holdings Ltd.	10,863	534,568
XL Group Ltd. (Bermuda)	30,500	1,203,225

A220

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Insurance (cont’d.)
Zurich Insurance Group AG (Switzerland)	2,196	$671,053

		39,700,568

Internet & Direct Marketing Retail — 0.2%
Amazon.com, Inc.*	3,490	3,355,112
boohoo.com PLC (United Kingdom)*	5,438	15,391
Expedia, Inc.(a)	2,340	336,820
Netflix, Inc.*	1,797	325,886
Priceline Group, Inc. (The)*	429	785,422

		4,818,631

Internet Software & Services — 0.7%
Alibaba Group Holding Ltd. (China), ADR*(a)	6,896	1,191,008
Alphabet, Inc. (Class A Stock)*	4,301	4,187,969
Alphabet, Inc. (Class C Stock)*	2,695	2,584,801
Auto Trader Group PLC (United Kingdom), 144A	41,396	217,784
Autohome, Inc. (China), ADR*(a)	2,987	179,459
Baidu, Inc. (China), ADR*	2,400	594,456
DeNA Co. Ltd. (Japan)	1,100	24,673
Facebook, Inc. (Class A Stock)*	29,201	4,989,575
Gree, Inc. (Japan)	1,600	10,945
Just Dial Ltd. (India)*	18,495	105,483
Kakaku.com, Inc. (Japan)	2,500	31,894
MercadoLibre, Inc. (Argentina)(a)	1,692	438,110
NAVER Corp. (South Korea)	269	175,504
NetEase, Inc. (China), ADR(a)	2,830	746,582
Rightmove PLC (United Kingdom)	604	32,754
Tencent Holdings Ltd. (China)	45,900	2,006,780
VeriSign, Inc.*(a)	2,058	218,951
YY, Inc. (China), ADR*	3,075	266,849

		18,003,577

IT Services — 0.8%
Accenture PLC (Class A Stock)	21,389	2,889,013
Amadeus IT Group SA (Spain)	2,336	151,930
Atos SE (France)	48	7,445
Automatic Data Processing, Inc.	4,037	441,325
Broadridge Financial Solutions, Inc.	2,276	183,946
CGI Group, Inc. (Canada) (Class A Stock)*	8,783	455,428
First Data Corp. (Class A Stock)*	8,411	151,734
FleetCor Technologies, Inc.*	2,380	368,353
Fujitsu Ltd. (Japan)	112,000	833,565
HCL Technologies Ltd. (India)	23,764	318,465
Infosys Ltd. (India)	1,691	23,347
International Business Machines Corp.	20,033	2,906,388
Itochu Techno-Solutions Corp. (Japan)	1,800	67,243
Mastercard, Inc. (Class A Stock)	36,475	5,150,270
NS Solutions Corp. (Japan)	500	11,034
NTT Data Corp. (Japan)	11,400	121,992
Samsung SDS Co. Ltd. (South Korea)	732	108,096
SCSK Corp. (Japan)	1,000	42,479
Tata Consultancy Services Ltd. (India)	6,913	258,122
Tech Mahindra Ltd. (India)	17,586	123,378
Tieto OYJ (Finland)	322	9,824
Total System Services, Inc.	3,365	220,408
Visa, Inc. (Class A Stock)(a)	33,307	3,505,229
Western Union Co. (The)(a)	46,299	888,941

	Shares	Value
COMMON STOCKS (Continued)
IT Services (cont’d.)
Wipro Ltd. (India)	17,670	$75,870

		19,313,825

Leisure Products — 0.0%

Hasbro, Inc.	7,797	761,533

Life Sciences Tools & Services — 0.1%
Agilent Technologies, Inc.	3,801	244,024
Divi’s Laboratories Ltd. (India)	9,757	127,998
Mettler-Toledo International, Inc.*	826	517,208
Thermo Fisher Scientific, Inc.	2,290	433,267
Waters Corp.*	1,023	183,649

		1,506,146

Machinery — 1.0%
AGCO Corp.	9,913	731,282
Alfa Laval AB (Sweden)	2,679	65,528
Amada Holdings Co. Ltd. (Japan)	4,800	52,701
ANDRITZ AG (Austria)	14,707	849,973
Atlas Copco AB (Sweden) (Class A Stock)	30,289	1,284,931
Atlas Copco AB (Sweden) (Class B Stock)	3,824	148,554
Caterpillar, Inc.	6,706	836,306
CNH Industrial NV (United Kingdom)	24,168	290,143
Colfax Corp.*	1,618	67,374
Daifuku Co. Ltd. (Japan)	700	34,520
Doosan Bobcat, Inc. (South Korea)	866	27,694
FANUC Corp. (Japan)	5,200	1,054,319
Georg Fischer AG (Switzerland)	557	687,394
Glory Ltd. (Japan)	1,500	53,174
Hitachi Construction Machinery Co. Ltd. (Japan)	900	26,672
Illinois Tool Works, Inc.	24,371	3,605,933
IMI PLC (United Kingdom)	11,714	195,179
Ingersoll-Rand PLC	19,051	1,698,778
JTEKT Corp. (Japan)	3,200	44,297
Kone OYJ (Finland) (Class B Stock)	12,926	685,194
Makita Corp. (Japan)	11,900	480,293
MINEBEA MITSUMI, Inc. (Japan)	14,900	233,367
NGK Insulators Ltd. (Japan)	2,000	37,473
NSK Ltd. (Japan)	11,400	153,912
PACCAR, Inc.	19,688	1,424,230
Sandvik AB (Sweden)	62,916	1,086,603
Schindler Holding AG (Switzerland), (XBRN)	2,669	589,840
Schindler Holding AG (Switzerland), (XLON)	197	42,426
SMC Corp. (Japan)	1,000	353,361
Spirax-Sarco Engineering PLC (United Kingdom)	4,528	335,469
Stanley Black & Decker, Inc.	4,132	623,808
UCI International, Inc.^	30,714	506,781
Valmet OYJ (Finland)	34,875	685,673
Volvo AB (Sweden) (Class B Stock)	111,154	2,146,166
WABCO Holdings, Inc.*	8,932	1,321,935
Weichai Power Co. Ltd. (China) (Class H Stock)	50,000	55,145
Weir Group PLC (The) (United Kingdom)	2,371	62,408
Xylem, Inc.	5,353	335,258
Yangzijiang Shipbuilding Holdings Ltd. (China)	383,100	404,951

		23,319,045

A221

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Marine — 0.0%
AP Moller - Maersk A/S (Denmark) (Class A Stock)	37	$68,116
AP Moller - Maersk A/S (Denmark) (Class B Stock)	7	13,328
Kuehne + Nagel International AG (Switzerland)	2,357	436,754

		518,198

Media — 0.6%
Altice NV (Netherlands) (Class A Stock)*	14,681	294,145
Altice USA, Inc. (Class A Stock)*(a)	8,190	223,669
BEC World PCL (Thailand), NVDR	181,500	88,814
CBS Corp. (Class B Stock)	5,777	335,065
Comcast Corp. (Class A Stock)	54,617	2,101,662
CTS Eventim AG & Co. KGaA (Germany)	2,497	109,094
Discovery Communications, Inc. (Class A Stock)*(a)	9,966	212,176
Discovery Communications, Inc. (Class C Stock)*	966	19,571
Fuji Media Holdings, Inc. (Japan)	5,200	74,072
Hakuhodo DY Holdings, Inc. (Japan)	2,400	31,599
I-CABLE Communications Ltd. (Hong Kong)*	21,712	714
Interpublic Group of Cos., Inc. (The)	8,947	186,008
Liberty Global PLC (United Kingdom) (Class A Stock)*	45,711	1,550,060
Liberty Global PLC (United Kingdom) (Class C Stock)*	1,041	34,041
Lions Gate Entertainment Corp. (Class B Stock)*	2,728	86,723
Live Nation Entertainment, Inc.*	2,055	89,495
Mediaset Espana Comunicacion SA (Spain)	93,028	1,051,286
Mediaset SpA (Italy)*	3,331	11,539
Nexstar Media Group, Inc. (Class A Stock)	423	26,353
Nippon Television Holdings, Inc. (Japan)	1,400	24,593
Pearson PLC (United Kingdom)	7,707	63,202
Quebecor, Inc. (Canada) (Class B Stock)	969	36,415
Scripps Networks Interactive, Inc. (Class A Stock)(a)	744	63,902
SES SA (Luxembourg)	3,543	77,563
Sky PLC (United Kingdom)	101,100	1,240,280
Smiles SA (Brazil)	521	13,160
Television Francaise 1 (France)	2,602	38,015
Time Warner, Inc.	19,306	1,977,900
Twenty-First Century Fox, Inc. (Class B Stock)	2,827	72,908
Viacom, Inc. (Class B Stock)(a)	10,636	296,106
Vivendi SA (France)	42,357	1,073,058
Walt Disney Co. (The)	23,271	2,293,823
WPP PLC (United Kingdom)	23,945	444,325
Zee Entertainment Enterprises Ltd. (India)	3,920	31,261

		14,272,597

Metals & Mining — 0.6%
African Rainbow Minerals Ltd. (South Africa)	1,413	10,654
Anglo American PLC (United Kingdom), (XJSE)	7,524	135,243
Anglo American PLC (United Kingdom), (XMTF)	5,696	102,405

	Shares	Value
COMMON STOCKS (Continued)
Metals & Mining (cont’d.)
Antofagasta PLC (Chile)	26,956	$343,365
APERAM SA (Luxembourg)	4,495	235,561
ArcelorMittal (Luxembourg)*	10,672	275,297
Aurubis AG (Germany)	6,668	540,611
Barrick Gold Corp. (Canada)	3,363	54,121
BHP Billiton Ltd. (Australia)	103,931	2,107,699
BHP Billiton PLC (Australia)	36,174	638,325
BlueScope Steel Ltd. (Australia)	20,049	173,194
Boliden AB (Sweden)	13,771	467,103
Dowa Holdings Co. Ltd. (Japan)	800	29,383
Fortescue Metals Group Ltd. (Australia)	135,577	549,052
Freeport-McMoRan, Inc.*	5,728	80,421
Glencore PLC (Switzerland)*	74,079	340,023
Harmony Gold Mining Co. Ltd. (South Africa)	4,159	7,451
Hindalco Industries Ltd. (India)	5,762	21,290
Hudbay Minerals, Inc. (Canada)	2,621	19,430
Industrias Penoles SAB de CV (Mexico)	1,235	30,750
Jiangxi Copper Co. Ltd. (China) (Class H Stock)	58,000	92,152
KGHM Polska Miedz SA (Poland)	9,576	308,481
Korea Zinc Co. Ltd. (South Korea)	290	125,651
Kumba Iron Ore Ltd. (South Africa)	725	11,803
Lundin Mining Corp. (Canada)	2,115	14,510
Mineral Resources Ltd. (Australia)	1,778	22,760
MMC Norilsk Nickel PJSC (Russia)	554	95,594
Newmont Mining Corp.	33,758	1,266,263
Norsk Hydro ASA (Norway)	99,365	725,045
OZ Minerals Ltd. (Australia)	9,058	52,996
Poongsan Corp. (South Korea)	532	23,910
POSCO (South Korea)	1,087	302,060
Rio Tinto Ltd. (United Kingdom)	25,940	1,359,644
Rio Tinto PLC (United Kingdom)	36,695	1,708,117
Salzgitter AG (Germany)	409	18,578
Sims Metal Management Ltd.	967	10,272
South32 Ltd. (Australia)	7,272	18,813
SSAB AB (Sweden) (Class A Stock)*	3,230	15,599
Teck Resources Ltd. (Canada) (Class B Stock), (NYSE)	8,330	175,680
Teck Resources Ltd. (Canada) (Class B Stock), (XTSE)	39,462	830,829
Vale SA (Brazil)	25,800	261,165
Vedanta Ltd. (India)	112,842	544,599
voestalpine AG (Austria)	13,079	666,967

		14,812,866

Multiline Retail — 0.1%
Dollarama, Inc. (Canada)	16,586	1,814,856
Harvey Norman Holdings Ltd. (Australia)(a)	51,506	157,106
J Front Retailing Co. Ltd. (Japan)	5,600	77,427
Matahari Department Store Tbk PT (Indonesia)	41,700	28,732
Target Corp.	24,655	1,454,892

		3,533,013

Multi-Utilities — 0.5%
AGL Energy Ltd. (Australia)	244,764	4,494,511
Canadian Utilities Ltd. (Canada) (Class A Stock)	8,363	259,720

A222

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Multi-Utilities (cont’d.)
Centrica PLC (United Kingdom)	127,335	$319,147
CMS Energy Corp.	37,410	1,732,831
E.ON SE (Germany)	211,818	2,401,249
Engie SA (France)	49,669	843,445
Innogy SE (Germany), 144A	17,718	789,319
National Grid PLC (United Kingdom)	45,980	569,487
RWE AG (Germany)*	23,672	538,534
Sempra Energy	566	64,598
Vectren Corp.	3,096	203,624

		12,216,465

Oil, Gas & Consumable Fuels — 1.6%
Anadarko Petroleum Corp.	21,329	1,041,922
Andeavor	2,512	259,113
Apache Corp.(a)	8,640	395,711
ARC Resources Ltd. (Canada)	5,887	81,104
BP PLC (United Kingdom)	385,917	2,472,180
Caltex Australia Ltd. (Australia)	29,707	749,549
Chevron Corp.	16,719	1,964,482
China Petroleum & Chemical Corp. (China) (Class H Stock)	542,000	408,495
ConocoPhillips	70,908	3,548,945
Continental Resources, Inc.*	6,200	239,381
Crescent Point Energy Corp. (Canada)	5,611	45,059
Devon Energy Corp.	16,479	604,944
Eni SpA (Italy)	24,614	407,648
Exxon Mobil Corp.	96,093	7,877,704
Formosa Petrochemical Corp. (Taiwan)	36,000	124,349
Imperial Oil Ltd. (Canada)	16,737	534,672
Inpex Corp. (Japan)	7,700	82,026
Japan Petroleum Exploration Co. Ltd. (Japan)	500	10,836
JXTG Holdings, Inc. (Japan)	210,500	1,085,384
LUKOIL PJSC (Russia)	3,944	209,858
Lundin Petroleum AB (Sweden)*	1,988	43,563
Marathon Oil Corp.	23,278	315,650
Marathon Petroleum Corp.	9,381	526,086
MOL Hungarian Oil & Gas PLC (Hungary)	11,560	131,467
Murphy Oil Corp.(a)	18,130	481,533
Neste OYJ (Finland)	38,815	1,696,379
Noble Energy, Inc.	3,260	92,454
Oil & Natural Gas Corp. Ltd. (India)	90,978	238,417
OMV AG (Austria)	35,359	2,061,426
Origin Energy Ltd. (Australia)*	5,293	31,172
Pembina Pipeline Corp. (Canada)	14,035	492,448
PetroChina Co. Ltd. (China) (Class H Stock)	396,000	252,036
Petroleo Brasileiro SA (Brazil)*	18,400	92,489
Phillips 66	4,435	406,290
Plains GP Holdings LP (Class A Stock)*	2,197	48,048
Polskie Gornictwo Naftowe i Gazownictwo SA (Poland)	67,404	125,504
PrairieSky Royalty Ltd. (Canada)	6,303	161,294
Repsol SA (Spain)	11,954	220,602
Royal Dutch Shell PLC (Netherlands) (Class A Stock)	42,681	1,289,897
Royal Dutch Shell PLC (Netherlands) (Class B Stock)	31,918	982,630
Santos Ltd. (Australia)*	4,525	14,349

	Shares	Value
COMMON STOCKS (Continued)
Oil, Gas & Consumable Fuels (cont’d.)
Seven Generations Energy Ltd. (Canada) (Class A Stock)*	3,919	$62,000
Showa Shell Sekiyu KK (Japan)	23,300	268,601
SK Innovation Co. Ltd. (South Korea)	1,752	305,363
Southwestern Energy Co.*	3,715	22,699
Statoil ASA (Norway)	79,096	1,590,185
Suncor Energy, Inc. (Canada)	26,395	925,068
Surgutneftegas OJSC (Russia)	62,795	32,189
Tatneft PJSC (Russia)	12,445	89,013
TOTAL SA (France)	24,665	1,324,366
Tourmaline Oil Corp. (Canada)*	5,308	107,925
Ultrapar Participacoes SA (Brazil)	1,400	33,418
Valero Energy Corp.	26,193	2,015,028
Veresen, Inc. (Canada)	3,516	52,751
Whiting Petroleum Corp.*	7,478	40,830
Williams Cos., Inc. (The)	20,030	601,100

		39,317,632

Paper & Forest Products — 0.1%
Fibria Celulose SA (Brazil)	11,600	156,979
Lee & Man Paper Manufacturing Ltd. (Hong Kong)	11,000	14,154
Mondi Ltd. (South Africa)	1,964	52,481
Mondi PLC (South Africa)	27,620	742,567
Stora Enso OYJ (Finland) (Class R Stock)	14,928	211,158
Svenska Cellulosa AB SCA (Sweden) (Class B Stock)	15,364	130,234
UPM-Kymmene OYJ (Finland)	84,243	2,285,593

		3,593,166

Personal Products — 0.2%
Beiersdorf AG (Germany)	891	95,930
Estee Lauder Cos., Inc. (The) (Class A Stock)	16,285	1,756,175
Hengan International Group Co. Ltd. (China)	4,000	37,095
Kao Corp. (Japan)	9,500	559,297
LG Household & Health Care Ltd. (South Korea)	68	55,648
Pola Orbis Holdings, Inc. (Japan)	800	24,190
Shiseido Co. Ltd. (Japan)	3,300	132,073
Unilever NV (United Kingdom), CVA	15,452	913,377
Unilever PLC (United Kingdom)	14,351	830,625

		4,404,410

Pharmaceuticals — 2.2%
Allergan PLC	863	176,872
Aspen Pharmacare Holdings Ltd. (South Africa)	3,843	86,216
Astellas Pharma, Inc. (Japan)	201,900	2,569,692
AstraZeneca PLC (United Kingdom)	27,282	1,814,289
Aurobindo Pharma Ltd. (India)	42,428	449,939
Bayer AG (Germany)	14,314	1,955,329
Bristol-Myers Squibb Co.	49,511	3,155,831
Catalent, Inc.*	5,937	237,005
Chugai Pharmaceutical Co. Ltd. (Japan)	700	29,089
Daiichi Sankyo Co. Ltd. (Japan)	47,600	1,074,175
Dr. Reddy’s Laboratories Ltd. (India)	227	8,115
Eisai Co. Ltd. (Japan)	1,700	87,300

A223

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Pharmaceuticals (cont’d.)
Eli Lilly & Co.	18,494	$1,581,977
GlaxoSmithKline PLC (United Kingdom)	143,866	2,875,966
Glenmark Pharmaceuticals Ltd. (India)	3,761	34,479
H. Lundbeck A/S (Denmark)	4,138	239,226
Hypermarcas SA (Brazil)	63,300	641,364
Indivior PLC (United Kingdom)*	9,429	42,948
Johnson & Johnson	65,871	8,563,889
Merck & Co., Inc.	85,838	5,496,207
Mitsubishi Tanabe Pharma Corp. (Japan)	13,900	319,103
Mylan NV*	1,794	56,278
Novartis AG (Switzerland)	39,511	3,389,054
Novo Nordisk A/S (Denmark) (Class B Stock)	30,824	1,481,979
Orion OYJ (Finland) (Class B Stock)	9,908	460,047
Otsuka Holdings Co. Ltd. (Japan)	1,900	75,547
Perrigo Co. PLC	1,150	97,348
Pfizer, Inc.	123,669	4,414,984
Prestige Brands Holdings, Inc.*	2,686	134,542
Recordati SpA (Italy)	9,294	428,885
Richter Gedeon Nyrt (Hungary)	6,534	162,363
Roche Holding AG (Switzerland), (SWX)	55	14,022
Roche Holding AG (Switzerland), (XVTX)	21,857	5,587,089
Sanofi (France)	13,367	1,330,633
Shionogi & Co. Ltd. (Japan)	21,500	1,175,338
Sumitomo Dainippon Pharma Co. Ltd. (Japan)	800	10,422
Sun Pharmaceutical Industries Ltd. (India)	36,323	280,318
Takeda Pharmaceutical Co. Ltd. (Japan)	8,800	486,604
Taro Pharmaceutical Industries Ltd.*(a)	1,025	115,507
Teva Pharmaceutical Industries Ltd. (Israel), ADR(a)	25,608	450,701
UCB SA (Belgium)	2,941	209,599
Valeant Pharmaceuticals International, Inc.*	2,815	40,338
Zoetis, Inc.	20,474	1,305,423

		53,146,032

Professional Services — 0.3%
Experian PLC (United Kingdom)	48,790	980,027
Hays PLC (United Kingdom)	75,479	191,714
IHS Markit Ltd.*	6,211	273,781
Intertek Group PLC (United Kingdom)	15,306	1,023,098
ManpowerGroup, Inc.	30,160	3,553,451
Nielsen Holdings PLC	10,281	426,147
Nihon M&A Center, Inc. (Japan)	700	34,256
Randstad Holding NV (Netherlands)	866	53,522
Recruit Holdings Co. Ltd. (Japan)	14,400	311,810
RELX NV (United Kingdom)	40,079	852,615
RELX PLC (United Kingdom)	17,485	383,730
SEEK Ltd. (Australia)	9,481	123,795

		8,207,946

Real Estate Management & Development — 0.3%
Aeon Mall Co. Ltd. (Japan)	1,100	19,582
Ayala Land, Inc. (Philippines)	92,600	79,409
Azrieli Group Ltd. (Israel)	407	22,636
CapitaLand Ltd. (Singapore)	410,500	1,086,135
CBRE Group, Inc. (Class A Stock)*	2,533	95,950
China Overseas Land & Investment Ltd. (China)	26,000	84,831

	Shares	Value
COMMON STOCKS (Continued)
Real Estate Management & Development (cont’d.)
China Resources Land Ltd. (China)	38,000	$116,839
China Vanke Co. Ltd. (China) (Class H Stock)	77,900	257,733
City Developments Ltd. (Singapore)	4,000	33,519
CK Asset Holdings Ltd. (Hong Kong)	28,500	236,930
Daito Trust Construction Co. Ltd. (Japan)	10,700	1,949,354
Daiwa House Industry Co. Ltd. (Japan)	5,500	189,984
Fabege AB (Sweden)	580	11,906
Global Logistic Properties Ltd. (Singapore)	26,000	63,350
Guangzhou R&F Properties Co. Ltd. (China) (Class H Stock)	30,800	71,527
Hang Lung Properties Ltd. (Hong Kong)	121,000	288,079
Henderson Land Development Co. Ltd. (Hong Kong)	64,350	428,017
Hongkong Land Holdings Ltd. (Hong Kong), (SGX)	1,400	10,080
Hongkong Land Holdings Ltd. (Hong Kong), (XQTX)	11,600	83,519
Housing Development & Infrastructure Ltd. (India)*	17,460	15,152
Hulic Co. Ltd. (Japan)	2,800	27,455
Hysan Development Co. Ltd. (Hong Kong)	6,000	28,308
Jones Lang LaSalle, Inc.	711	87,809
Kerry Properties Ltd. (Hong Kong)	51,500	213,908
KWG Property Holding Ltd. (China)	17,000	18,190
LendLease Group (Australia)	16,227	228,626
Mitsubishi Estate Co. Ltd. (Japan)	14,600	253,739
Mitsui Fudosan Co. Ltd. (Japan)	8,600	186,474
New World Development Co. Ltd. (Hong Kong)	155,000	223,653
Nexity SA (France)*	301	18,393
Nomura Real Estate Holdings, Inc. (Japan)	1,200	25,599
Shimao Property Holdings Ltd. (Hong Kong)	32,000	69,786
Sino Land Co. Ltd. (Hong Kong)	30,000	52,890
SM Prime Holdings, Inc. (Philippines)	37,200	25,254
Sumitomo Realty & Development Co. Ltd. (Japan)	12,000	363,064
Sun Hung Kai Properties Ltd. (Hong Kong)	59,000	961,124
Swire Pacific Ltd. (Hong Kong) (Class A Stock)	7,500	73,017
Swire Properties Ltd. (Hong Kong)	11,200	38,036
Swiss Prime Site AG (Switzerland)*	697	62,667
Tokyo Tatemono Co. Ltd. (Japan)	2,000	25,584
Tokyu Fudosan Holdings Corp. (Japan)	11,600	70,017
UOL Group Ltd. (Singapore)	4,600	27,608
Wharf Holdings Ltd. (The) (Hong Kong)	21,000	187,870
Wheelock & Co. Ltd. (Hong Kong)	8,000	56,471
Yanlord Land Group Ltd. (Singapore)	18,300	25,000

		8,495,074

Road & Rail — 0.3%
Canadian National Railway Co. (Canada)	24,432	2,024,268
Canadian Pacific Railway Ltd. (Canada)	11,706	1,966,214
Central Japan Railway Co. (Japan)	2,200	386,077
East Japan Railway Co. (Japan)	100	9,231
Kansas City Southern	13,982	1,519,564
Norfolk Southern Corp.	7,076	935,730
Seino Holdings Co. Ltd. (Japan)	2,800	39,347
Tokyu Corp. (Japan)	2,000	28,326

A224

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Road & Rail (cont’d.)
Union Pacific Corp.	10,723	$1,243,546
West Japan Railway Co. (Japan)	3,700	257,233

		8,409,536

Semiconductors & Semiconductor Equipment — 1.2%
Advanced Micro Devices, Inc.*(a)	11,394	145,274
Advanced Semiconductor Engineering, Inc. (Taiwan)	21,655	26,564
APS Holdings Corp. (South Korea)*	1,074	9,215
ASM Pacific Technology Ltd. (Hong Kong)	13,500	195,004
BE Semiconductor Industries NV (Netherlands)	10,063	700,427
Broadcom Ltd.	10,205	2,475,120
Dialog Semiconductor PLC (United Kingdom)*	4,553	201,496
Disco Corp. (Japan)	1,500	305,708
Intel Corp.	86,866	3,307,857
KLA-Tencor Corp.	4,130	437,780
Lam Research Corp.	1,737	321,414
Marvell Technology Group Ltd. (Bermuda)	24,562	439,660
Maxim Integrated Products, Inc.	31,935	1,523,619
MediaTek, Inc. (Taiwan)	53,000	498,725
Microchip Technology, Inc.(a)	13,467	1,209,067
Micron Technology, Inc.*	21,748	855,349
Novatek Microelectronics Corp. (Taiwan)	10,000	37,670
NVIDIA Corp.	10,013	1,790,024
NXP Semiconductors NV (Netherlands)*	3,061	346,168
Powertech Technology, Inc. (Taiwan)	16,000	46,242
Qorvo, Inc.*	8,816	623,115
QUALCOMM, Inc.	29,777	1,543,640
Rohm Co. Ltd. (Japan)	4,800	411,882
Siltronic AG (Germany)*	246	30,594
SK Hynix, Inc. (South Korea)	3,127	228,053
Skyworks Solutions, Inc.	6,499	662,248
STMicroelectronics NV (Switzerland)	55,265	1,072,099
Taiwan Semiconductor Manufacturing Co.
Ltd. (Taiwan)	145,000	1,038,557
Texas Instruments, Inc.	65,686	5,888,093
Tokyo Electron Ltd. (Japan)	8,000	1,231,593
Ulvac, Inc. (Japan)	400	25,209
Xilinx, Inc.	13,424	950,822

		28,578,288

Software — 1.2%
Activision Blizzard, Inc.	24,733	1,595,526
Adobe Systems, Inc.*	14,928	2,226,959
ANSYS, Inc.*	2,068	253,806
Autodesk, Inc.*	6,936	778,635
Cadence Design Systems, Inc.*	4,653	183,654
Check Point Software Technologies Ltd. (Israel)*	4,344	495,303
Electronic Arts, Inc.*	9,447	1,115,312
Fortinet, Inc.*	1,730	62,003
GungHo Online Entertainment, Inc. (Japan)	10,400	28,133
Konami Holdings Corp. (Japan)	400	19,257
Microsoft Corp.	176,787	13,168,864
Nintendo Co. Ltd. (Japan)	1,700	626,846
Oracle Corp.	102,291	4,945,770
Sage Group PLC (The) (United Kingdom)	46,757	437,871

	Shares	Value
COMMON STOCKS (Continued)
Software (cont’d.)
SAP SE (Germany)	18,924	$2,074,915
Software AG (Germany)	3,342	163,285
Square Enix Holdings Co. Ltd. (Japan)	500	18,830
Symantec Corp.	941	30,874
Temenos Group AG (Switzerland)*	8,216	839,176
Trend Micro, Inc. (Japan)	1,200	59,119
Verint Systems, Inc.*	1,481	61,980
VMware, Inc. (Class A Stock)*(a)	5,109	557,851

		29,743,969

Specialty Retail — 0.7%
Aaron’s, Inc.	2,085	90,969
ABC-Mart, Inc. (Japan)	300	15,847
Adastria Co. Ltd. (Japan)	2,400	54,228
Best Buy Co., Inc.	4,119	234,618
Chow Tai Fook Jewellery Group Ltd. (Hong Kong)	69,000	82,862
Dick’s Sporting Goods, Inc.	36,642	989,700
Fast Retailing Co. Ltd. (Japan)	1,100	324,450
Fielmann AG (Germany)	239	20,724
Gap, Inc. (The)	1,898	56,048
Home Depot, Inc. (The)	12,686	2,074,922
Komeri Co. Ltd. (Japan)	900	25,925
K’s Holdings Corp. (Japan)	2,000	44,298
L Brands, Inc.(a)	4,315	179,547
Lowe’s Cos., Inc.	11,912	952,245
Ross Stores, Inc.	1,055	68,121
Signet Jewelers Ltd.(a)	22,755	1,514,345
Tiffany & Co.	45,199	4,148,364
TJX Cos., Inc. (The)	9,537	703,163
Tractor Supply Co.	30,050	1,901,865
Ulta Beauty, Inc.*	12,348	2,791,389
WH Smith PLC (United Kingdom)	1,391	37,651

		16,311,281

Technology Hardware, Storage & Peripherals — 1.0%
Apple, Inc.	102,608	15,813,945
Asustek Computer, Inc. (Taiwan)	5,000	41,204
Brother Industries Ltd. (Japan)(a)	7,300	170,206
Canon, Inc. (Japan)	28,000	958,188
Catcher Technology Co. Ltd. (Taiwan)	3,000	28,063
Compal Electronics, Inc. (Taiwan)	237,000	168,586
Hewlett Packard Enterprise Co.	34,174	502,700
HP, Inc.	56,876	1,135,245
Inventec Corp. (Taiwan)	46,000	34,058
Lenovo Group Ltd. (China)	320,000	177,109
Lite-On Technology Corp. (Taiwan)	38,189	54,704
Logitech International SA (Switzerland)	45,246	1,653,025
NCR Corp.*	6,920	259,638
NetApp, Inc.	3,665	160,380
Pegatron Corp. (Taiwan)	73,000	190,079
Quanta Computer, Inc. (Taiwan)	20,000	46,142
Samsung Electronics Co. Ltd. (South Korea)	617	1,388,388
Seiko Epson Corp. (Japan)	2,800	67,805
Western Digital Corp.	3,541	305,942

		23,155,407

A225

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Textiles, Apparel & Luxury Goods — 0.1%
Kering (France)	1,418	$564,882
LVMH Moet Hennessy Louis Vuitton SE (France)	3,224	891,229
NIKE, Inc. (Class B Stock)	18,691	969,128
Ralph Lauren Corp.	1,009	89,085
Skechers U.S.A., Inc. (Class A Stock)*	4,010	100,611
Swatch Group AG (The) (Switzerland), (SWX)	539	42,977
Swatch Group AG (The) (Switzerland), (XVTX)	297	123,765
Under Armour, Inc. (Class C Stock)*(a)	1,565	23,506

		2,805,183

Thrifts & Mortgage Finance — 0.0%
Aareal Bank AG (Germany)	2,458	104,198
Essent Group Ltd.*	3,972	160,865
Housing Development Finance Corp. Ltd. (India)	8,457	225,743
Indiabulls Housing Finance Ltd. (India)	1,291	23,900
LIC Housing Finance Ltd. (India)	5,075	48,842

		563,548

Tobacco — 0.5%
Altria Group, Inc.	39,564	2,509,149
British American Tobacco PLC (United Kingdom)	35,741	2,237,518
Gudang Garam Tbk PT (Indonesia)	9,800	47,898
Imperial Brands PLC (United Kingdom)	21,659	924,422
Japan Tobacco, Inc. (Japan)	18,800	616,094
KT&G Corp. (South Korea)	535	49,370
Philip Morris International, Inc.	32,192	3,573,634
Swedish Match AB (Sweden)	34,017	1,194,725

		11,152,810

Trading Companies & Distributors — 0.1%
Bunzl PLC (United Kingdom)	20,101	610,653
Ferguson PLC (Switzerland)	906	59,442
ITOCHU Corp. (Japan)	4,800	78,647
LG International Corp. (South Korea)	125	2,987
Marubeni Corp. (Japan)	18,300	125,102
MISUMI Group, Inc. (Japan)	3,200	84,343
Mitsubishi Corp. (Japan)	3,700	86,084
Mitsui & Co. Ltd. (Japan)	13,300	196,719
Sojitz Corp. (Japan)	10,300	28,500
Sumitomo Corp. (Japan)	27,100	390,170
Toyota Tsusho Corp. (Japan)	9,500	312,223
Watsco, Inc.	1,006	162,036

		2,136,906

Transportation Infrastructure — 0.1%
Atlantia SpA (Italy)	56,312	1,779,317
Auckland International Airport Ltd. (New Zealand)	9,278	43,197
Grupo Aeroportuario del Pacifico SAB de CV (Mexico) (Class B Stock)	2,300	23,556
Macquarie Infrastructure Corp.	1,331	96,072
Mitsubishi Logistics Corp. (Japan)	3,500	87,083
Sydney Airport (Australia)	33,509	187,132

	Shares	Value
COMMON STOCKS (Continued)
Transportation Infrastructure (cont’d.)
TAV Havalimanlari Holding A/S (Turkey)	7,514	$37,235

		2,253,592

Water Utilities — 0.0%
Cia de Saneamento Basico do Estadode Sao Paulo (Brazil)	3,500	36,711
Severn Trent PLC (United Kingdom)	1,416	41,246

		77,957

Wireless Telecommunication Services — 0.4%
America Movil SAB de CV (Mexico) (Class L Stock)	395,200	350,927
China Mobile Ltd. (China)	97,000	984,740
KDDI Corp. (Japan)	24,600	648,456
Millicom International Cellular SA (Luxembourg), SDR	651	43,005
NTT DOCOMO, Inc. (Japan)	121,400	2,774,813
Reliance Communications Ltd. (India)*	138,564	40,758
Rogers Communications, Inc. (Canada) (Class B Stock)	3,267	168,462
SoftBank Group Corp. (Japan)	1,400	113,535
StarHub Ltd. (Singapore)	5,800	11,136
Telephone & Data Systems, Inc.	10,113	282,052
T-Mobile US, Inc.*	20,446	1,260,701
Total Access Communication PCL (Thailand), NVDR*	39,300	67,246
Vodafone Group PLC (United Kingdom)	1,208,790	3,384,836

		10,130,667

TOTAL COMMON STOCKS (cost $678,880,972)		742,386,314

PREFERRED STOCKS — 0.3%
Banks — 0.1%
Banco Bradesco SA (Brazil) (PRFC)	19,940	221,489
Itau Unibanco Holding SA (Brazil) (PRFC)	76,650	1,052,768
Itausa - Investimentos Itau SA (Brazil) (PRFC)	48,100	167,818

		1,442,075

Capital Markets — 0.0%
Morgan Stanley, Series K, 5.850%(a)	30,063	821,922

Diversified Financial Services — 0.1%
GMAC Capital Trust I, Series 2, 7.100%(a)	64,707	1,708,265

Diversified Telecommunication Services — 0.0%
Telefonica Brasil SA (Brazil) (PRFC)	1,000	15,901

Electric Utilities — 0.0%
Eletropaulo Metropolitana Eletricidade de Sao Paulo SA (Brazil) (PRFC)	815	3,250

Food & Staples Retailing — 0.0%
Cia Brasileira de Distribuicao (Brazil) (PRFC)*	1,800	42,676

Hotels, Restaurants & Leisure — 0.1%
Stars Group, Inc. (The) (Canada)*^	2,304	2,675,059

Household Products — 0.0%
Henkel AG & Co. KGaA (Germany) (PRFC) .	3,232	440,333

A226

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

	Shares	Value
PREFERRED STOCKS (Continued)
Independent Power & Renewable Electricity Producers — 0.0%
Cia Energetica de Sao Paulo (Brazil) (PRFCB)	3,000	$13,621

Metals & Mining — 0.0%
Metalurgica Gerdau SA (Brazil) (PRFC)*	35,700	59,178
Usinas Siderurgicas de Minas Gerais SA
(Brazil) (PRFC A)*	6,200	15,191
Vale SA (Brazil) (PRFC)	1,700	15,834

		90,203

Oil, Gas & Consumable Fuels — 0.0%
Halcon Resources Corp	38,046	258,713
Petroleo Brasileiro SA (Brazil) (PRFC)*	56,500	273,656
Surgutneftegas OJSC (Russia) (PRFC)	60,895	31,331

		563,700

TOTAL PREFERRED STOCKS (cost $6,850,428)		7,817,005

	Units
RIGHTS* — 0.0%
Equity Real Estate Investment Trusts (REITs) — 0.0%
CapitaLand Commercial Trust (Singapore), expiring 10/19/17 (cost $1)	3,303	720

	Shares
UNAFFILIATED EXCHANGE TRADED FUNDS — 0.3%
iShares 0-5 Year TIPS Bond ETF	1	100
iShares 10-20 Year Treasury Bond ETF	1	136
iShares 1-3 Year Treasury Bond ETF	1	84
iShares 20+ Year Treasury Bond ETF(a)	54,129	6,753,134
iShares 3-7 Year Treasury Bond ETF	1	124
iShares 7-10 Year Treasury Bond ETF	1	107
iShares Agency Bond ETF	1	114
iShares Short Treasury Bond ETF	1	110
iShares TIPS Bond ETF	1	114
iShares US Treasury Bond ETF	1	25
Utilities Select Sector SPDR Fund(a)	9,300	493,365

TOTAL UNAFFILIATED EXCHANGE TRADED FUNDS (cost $6,955,995)		7,247,413

Interest Rate	Maturity Date	Principal Amount (000)#
ASSET-BACKED SECURITIES — 4.2%
Automobiles — 2.5%
American Credit Acceptance Receivables Trust,
Series 2016-3, Class B, 144A
2.870%	08/12/22	800	805,183
AmeriCredit Automobile Receivables Trust,
Series 2013-3, Class D
3.000%	07/08/19	2,300	2,309,485
Series 2014-4, Class D
3.070%	11/09/20	1,400	1,416,386
Series 2015-3, Class B
2.080%	09/08/20	1,100	1,103,306

Interest Rate	Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)
Automobiles (cont’d.)
Series 2015-3, Class D
3.340%	08/08/21	150	$152,110
Series 2016-1, Class D
3.590%	02/08/22	280	286,152
Series 2017-3, Class C
2.690%	06/19/23	1,720	1,721,585
CPS Auto Receivables Trust,
Series 2015-A, Class B, 144A
2.790%	02/16/21	700	704,114
Series 2016-A, Class B, 144A
3.340%	05/15/20	300	302,843
CPS Auto Trust,
Series 2016-D, Class B, 144A
2.110%	03/15/21	600	598,131
Drive Auto Receivables Trust,
Series 2015-BA, Class C, 144A
2.760%	07/15/21	634	637,454
Series 2015-BA, Class D, 144A
3.840%	07/15/21	800	817,202
Series 2015-DA, Class C, 144A
3.380%	11/15/21	597	602,059
Series 2016-AA, Class C, 144A
3.910%	05/17/21	430	435,393
Series 2016-BA, Class B, 144A
2.560%	06/15/20	1,363	1,366,511
Series 2016-BA, Class C, 144A
3.190%	07/15/22	2,148	2,169,801
Series 2016-CA, Class B, 144A
2.370%	11/16/20	900	903,489
Series 2016-CA, Class C, 144A
3.020%	11/15/21	2,900	2,936,034
Series 2017 BA, Class C, 144A
2.610%	08/16/21	1,775	1,781,740
Series 2017-1, Class B
2.360%	03/15/21	2,290	2,293,978
Series 2017-1, Class C
2.840%	04/15/22	2,300	2,314,928
Series 2017-2, Class B
2.250%	06/15/21	840	840,575
Series 2017-2, Class C
2.750%	09/15/23	2,200	2,196,858
Series 2017-AA, Class B, 144A
2.510%	01/15/21	2,180	2,191,477
Series 2017-AA, Class C, 144A
2.980%	01/18/22	1,940	1,960,602
Exeter Automobile Receivables Trust,
Series 2015-1A, Class C, 144A
4.100%	12/15/20	360	366,327
Series 2017-2A, Class A, 144A
2.110%	06/15/21	565	565,416
GMF Floorplan Owner Revolving Trust,
Series 2015-1, Class C, 144A
2.220%	05/15/20	3,000	3,001,454
Hertz Vehicle Financing LLC,
Series 2013-1A, Class A2, 144A
1.830%	08/25/19	1,000	996,354
OneMain Direct Auto Receivables Trust,
Series 2016-1A, Class A, 144A
2.040%	01/15/21	421	420,879

A227

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)
Automobiles (cont’d.)
Santander Drive Auto Receivables Trust,
Series 2013-3, Class C
1.810%	04/15/19	1	$1,180
Series 2013-3, Class D
2.420%	04/15/19	2,300	2,304,912
Series 2013-4, Class C
3.250%	01/15/20	40	40,186
Series 2013-A, Class C, 144A
3.120%	10/15/19	117	116,995
Series 2014-1, Class C
2.360%	04/15/20	212	212,777
Series 2014-1, Class D
2.910%	04/15/20	1,000	1,007,580
Series 2014-2, Class C
2.330%	11/15/19	215	215,888
Series 2014-3, Class D
2.650%	08/17/20	1,500	1,511,018
Series 2014-5, Class C
2.460%	06/15/20	1,744	1,750,800
Series 2015-1, Class D
3.240%	04/15/21	750	760,659
Series 2015-2, Class C
2.440%	04/15/21	475	477,315
Series 2015-2, Class D
3.020%	04/15/21	2,000	2,031,323
Series 2015-3, Class C
2.740%	01/15/21	500	503,613
Series 2015-3, Class D
3.490%	05/17/21	460	466,793
Series 2015-4, Class C
2.970%	03/15/21	390	394,437
Series 2015-5, Class C
2.740%	12/15/21	1,000	1,007,680
Series 2016-1, Class C
3.090%	04/15/22	940	950,640
Series 2016-2, Class C
2.660%	11/15/21	910	917,674
Series 2016-3, Class C
2.460%	03/15/22	1,450	1,457,525
Series 2017-1, Class B
2.100%	06/15/21	1,950	1,950,089
Series 2017-1, Class C
2.580%	05/16/22	975	977,406
Series 2017-2, Class B
2.210%	10/15/21	2,570	2,573,992
Series 2017-2, Class C
2.790%	08/15/22	2,000	2,005,535

			61,833,843

Collateralized Loan Obligations — 0.3%
ALM Ltd. (Cayman Islands),
Series 2014-14A, Class C, 3 Month LIBOR + 3.450%, 144A
4.764%(c)	07/28/26	250	251,250
Ballyrock CLO Ltd. (Cayman Islands),
Series 2016-1A, Class C, 3 Month LIBOR + 2.700%, 144A
4.004%(c)	10/15/28	1,000	1,000,241

Interest Rate	Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)
Collateralized Loan Obligations (cont’d.)
Carlyle Global Market Strategies CLO Ltd. (Cayman Islands),
Series 2016-3A, Class D, 3 Month LIBOR + 7.000%, 144A
8.307%(c)	10/20/29	500	$505,180
Cedar Funding CLO Ltd. (Cayman Islands),
Series 2017-8A, Class D, 3 Month LIBOR + 3.250%, 144A
4.618%(c)	10/17/30	250	250,116
CIFC Funding Ltd. (Cayman Islands),
Series 2014-3A, Class C1R, 3 Month LIBOR + 1.900%, 144A
3.213%(c)	07/22/26	1,000	1,003,543
LCM LP (Cayman Islands),
Series 15A, Class CR, 3 Month LIBOR + 2.400%, 144A
3.589%(c)	07/20/30	250	252,052
Madison Park Funding Ltd. (Cayman Islands),
Series 2014-14A, Class DR, 3 Month LIBOR + 3.250%, 144A
4.557%(c)	07/20/26	250	249,994
Neuberger Berman CLO Ltd. (Cayman Islands),
Series 2015-20A, Class E, 3 Month LIBOR + 6.450%, 144A
7.754%(c)	01/15/28	750	751,220
OCP CLO Ltd. (Cayman Islands),
Series 2014-7A, Class A1A, 3 Month LIBOR + 1.600%, 144A
2.907%(c)	10/20/26	250	250,012
Octagon Investment Partners 27 Ltd. (Cayman Islands),
Series 2016-1A, Class E, 3 Month LIBOR + 7.100%, 144A
8.404%(c)	07/15/27	1,000	1,007,787
Octagon Investment Partners Ltd. (Cayman Islands),
Series 2013-1A, Class A2R, 3 Month LIBOR + 1.680%, 144A
2.994%(c)	10/25/25	1,500	1,502,673
Race Point CLO Ltd. (Cayman Islands),
Series 2015-9A, Class A1AR, 3 Month LIBOR + 1.210%, 144A
2.514%(c)	10/15/30	500	502,290

			7,526,358

Consumer Loans — 0.9%
AVANT Loans Funding Trust,
Series 2016-A, Class B, 144A
7.650%	06/15/20	699	703,458
Series 2016-B, Class B, 144A
7.800%	09/15/20	2,201	2,239,491
Series 2016-C, Class B, 144A
4.920%	11/16/20	2,525	2,553,618
Conn’s Receivables Funding LLC,
Series 2016-B, Class A, 144A
3.730%	10/15/18	187	187,573
Marlette Funding Trust,
Series 2017-2A, Class A, 144A
2.390%	07/15/24	2,242	2,244,467
OneMain Financial Issuance Trust,
Series 2015-1A, Class A, 144A
3.190%	03/18/26	2,500	2,524,461
Series 2015-2A, Class A, 144A
2.570%	07/18/25	1,525	1,527,775
Series 2015-2A, Class C, 144A
4.320%	07/18/25	100	100,026

A228

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)
Consumer Loans (cont’d.)
Series 2016-2A, Class A, 144A
4.100%	03/20/28	1,500	$1,526,052
SoFi Consumer Loan Program LLC,
Series 2016-3, Class A, 144A
3.050%	12/26/25	890	898,520
Series 2017-1, Class A, 144A
3.280%	01/26/26	1,411	1,429,500
Series 2017-3, Class A, 144A
2.770%	05/25/26	1,417	1,423,220
SoFi Consumer Loan Program Trust,
Series 2015-1, Class A, 144A
3.280%	09/15/23	1,239	1,251,293
Springleaf Funding Trust,
Series 2015-AA, Class A, 144A
3.160%	11/15/24	600	604,191
Trafigura Securitisation Finance PLC (Ireland),
Series 2017-1A, Class A1, 1 Month LIBOR + 0.850%, 144A
2.084%(c)	12/15/20	2,590	2,607,265

			21,820,910

Credit Cards — 0.2%
Chase Issuance Trust,
Series 2012-A7, Class A7
2.160%	09/16/24	750	748,917
Citibank Credit Card Issuance Trust,
Series 2014-A6, Class A6
2.150%	07/15/21	1,930	1,942,842
Discover Card Execution Note Trust,
Series 2015-A2, Class A
1.900%	10/17/22	750	750,011

			3,441,770

Other — 0.1%
SPS Servicer Advance Receivables Trust,
Series 2016-T1, Class AT1, 144A
2.530%	11/16/48	2,625	2,610,673

Residential Mortgage-Backed Securities — 0.0%
Countrywide Asset-Backed Certificates,
Series 2004-6, Class 2A5, 1 Month LIBOR + 0.780%
2.017%(c)	11/25/34	149	147,947
Park Place Securities, Inc., Asset-Backed Pass-Through Certificates,
Series 2004-WHQ2, Class M2, 1 Month LIBOR + 0.950%
2.182%(c)	02/25/35	38	37,628

			185,575

Student Loans — 0.2%
AccessLex Institute,
Series 2004-A, Class A2, 3 Month LIBOR + 0.260%
1.574%(c)	04/25/29	94	94,231
College Loan Corp. Trust I,
Series 2004-1, Class A4, 3 Month LIBOR + 0.190%
1.504%(c)	04/25/24	351	346,279
KeyCorp Student Loan Trust,
Series 2006-A, Class 2A4, 3 Month LIBOR + 0.310%
1.603%(c)	09/27/35	407	406,951
SLM Private Credit Student Loan Trust,
Series 2003-B, Class A2, 3 Month LIBOR + 0.400%
1.720%(c)	03/15/22	127	127,618

Interest Rate	Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)
Student Loans (cont’d.)
Series 2003-C, Class A2, 3 Month LIBOR + 0.390%
1.715%(c)	09/15/20	39	$39,138
Series 2005-A, Class A3, 3 Month LIBOR + 0.200%
1.525%(c)	06/15/23	1,806	1,802,128
Series 2006-A, Class A4, 3 Month LIBOR + 0.190%
1.510%(c)	12/15/23	338	338,278
SLM Private Education Loan Trust,
Series 2010-A, Class 1A, Prime Index + (0.050)%, 144A
4.200%(c)	05/16/44	260	265,011
Series 2011-B, Class A2, 144A
3.740%	02/15/29	302	307,420
Series 2012-D, Class A2, 144A
2.950%	02/15/46	353	354,025
SLM Student Loan Trust,
Series 2012-5, Class A2, 1 Month LIBOR + 0.300%
1.534%(c)	06/25/19	82	81,810
SoFi Professional Loan Program LLC,
Series 2015-B, Class A2, 144A
2.510%	09/27/32	86	86,264

			4,249,153

TOTAL ASSET-BACKED SECURITIES (cost $101,336,617)			101,668,282

BANK LOANS(c) —1.0%
Aerospace & Defense — 0.0%
Sequa Mezzanine Holdings LLC,
Initial Loan (Second Lien), 3 Month LIBOR + 9.000%
10.314%	04/28/22	75	76,453
Initial Term Loan (First Lien), 3 Month LIBOR + 5.500%
6.814%	11/28/21	207	209,036

			285,489

Air Freight & Logistics — 0.0%
Ceva Group PLC,
Pre-Funded L/C Loan, 3 Month LIBOR + (0.100)%
1.233%	03/19/21	175	168,614
CEVA InterCompany BV,
Dutch BV Term Loan, 3 Month LIBOR + 5.500%
6.814%	03/19/21	180	173,525
Ceva Logistics Canada, ULC,
Canadian Term Loan, 3 Month LIBOR + 5.500%
6.814%	03/19/21	28	26,591
Ceva Logistics U.S. Holdings Inc.,
US Term Loan, 3 Month LIBOR + 5.500%
6.814%	03/19/21	256	247,019

			615,749

Airlines — 0.0%
Northwest Airlines, Inc.,
Loan B757-200, 6 Month LIBOR + 1.230%^
2.682%	09/10/18	27	26,442
2.682%	09/10/18	27	26,277
Loan B757-300, 6 Month LIBOR + 1.230%^
2.682%	09/10/18	26	25,801

			78,520

A229

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
BANK LOANS(c) (Continued)
Chemicals — 0.0%
Alpha 3 B.V.,
Initial Term B-1 Loan, 3 Month LIBOR + 3.000%
4.333%	01/31/24	146	$146,060
Ascend Learning LLC,
Initial Term Loan, 1 Month LIBOR + 3.250%
4.485%	07/12/24	73	73,243
Ascend Performance Materials Operations LLC,
Term B Loan, 3 Month LIBOR + 5.250%^
6.583%	08/12/22	362	364,727
Tronox Finance LLC,
Term Loan, 3 Month LIBOR + 3.000%
4.323%	09/23/24	87	87,468
Tronox LLC,
Term Loan, 3 Month LIBOR + 3.000%
4.323%	09/23/24	38	37,903

			709,401

Commercial Services — 0.0%
Diamond (BC) B.V.,
Initial USD Term Loan, 3 Month LIBOR + 3.000%
4.316%	09/06/24	136	135,628
Garda World Security Corp.,
Term B Loan, 3 Month PRIME + 3.000%
7.250%	05/24/24	133	134,188
Greenrock Finance, Inc.,
Initial USD Term B Loan (First Lien), 3 Month LIBOR + 3.500%
4.833%	06/28/24	63	63,430
Hayward Industries, Inc.,
Term Loan, 3 Month LIBOR + 3.500%
4.735%	08/05/24	67	67,391
Laureate Education, Inc.,
Series 2024 Term Loan, 1 Month LIBOR + 4.500%
5.735%	04/26/24	149	149,561
Team Health Holdings, Inc.,
Initial Term Loan, 1 Month LIBOR + 2.750%
3.985%	02/06/24	57	55,746

			605,944

Diversified Telecommunication Services — 0.1%
New LightSquared LLC,
Loan, 3 Month LIBOR + 8.750%
10.067%	06/15/20	2,633	2,459,578

Engineering & Construction — 0.1%
Brand Energy & Infrastructure Services, Inc.,
Initial Term Loan, 3 Month LIBOR + 4.250%
5.564%	06/21/24	1,472	1,478,165

Environmental Control — 0.0%
HD Supply Waterworks, Ltd.,
Initial Term Loan, 5 Month LIBOR + 0.000%
4.455%	08/01/24	154	154,461

Foods — 0.0%
Chobani LLC,
Closing Date Term Loan (First Lien) Retired 10/10/2017, 1 Month LIBOR + 4.250%
5.485%	10/10/23	73	72,846

Interest Rate	Maturity Date	Principal Amount (000)#	Value
BANK LOANS(c) (Continued)
Health Care Providers & Services — 0.0%
Surgery Center Holdings, Inc.,
Initial Term Loan, 1 Month LIBOR + 3.250%
4.490%	09/02/24	164	$162,514

Healthcare-Products — 0.1%
DJO Finance LLC,
Initial Term Loan, 1 Month LIBOR + 3.250%
4.487%	06/08/20	608	605,897
Immucor, Inc.,
Term B-3 Loan, 1 Month LIBOR +5.000%
6.235%	06/15/21	738	747,217
Ortho-Clinical Diagnostics Holdings Luxembourg S.À R.L.,
Initial Term Loan, 3 Month LIBOR + 3.750%
5.083%	06/30/21	40	39,771

			1,392,885

Insurance — 0.0%
Alliant Holdings Intermediate LLC,
Initial Term Loan, 3 Month LIBOR + 3.250%
4.564%	08/12/22	163	163,068
Asurion LLC,
Term B-2 Loan, 3 Month LIBOR +6.000%
7.235%	08/04/25	276	282,038

			445,106

Internet Software & Services — 0.0%
McAfee LLC,
Term Loan, 3 Month LIBOR + 3.000%
4.323%	09/27/24	329	330,481

IT Services — 0.0%
Peak 10 Holding Corp.,
Initial Term Loan (First Lien), 3 Month LIBOR + 3.500%
4.811%	08/01/24	181	180,925
Initial Term Loan (Second Lien), 3 Month LIBOR + 7.250%
8.561%	08/01/25	76	76,253

			257,178

Life Sciences Tools & Services — 0.0%
Albany Molecular Research, Inc.,
Initial Loan (Second Lien), 3 Month LIBOR + 7.000%
8.333%	08/30/25	30	30,338
Initial Term Loan (First Lien), 3 Month LIBOR + 3.250%
4.583%	08/30/24	180	180,506
PAREXEL International Corp.,
Term B Loan, 3 Month LIBOR + 3.000%
3.000%	09/27/24	147	148,029

			358,873

Lodging — 0.2%
Caesars Entertainment Operating Co., Inc.,
Term B-7Loan, 1MonthLIBOR +1.500%
1.500%	03/01/17	646	822,792
Caesars Entertainment Resort Properties LLC,
Term B Loan (First Lien), 1 Month LIBOR + 3.500%
4.735%	10/11/20	2,836	2,840,858

			3,663,650

A230

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
BANK LOANS(c) (Continued)
Machinery — 0.0%
Accudyne Industries Borrower S.C.A./Accudyne Industries LLC,
Initial Term Loan, 3 Month LIBOR + 3.750%
5.083%	08/18/24	588	$589,011
Gates Global LLC,
Initial B-1 Dollar Term Loan, 3 Month LIBOR + 3.250%
4.583%	04/01/24	332	332,907

			921,918

Machinery–Construction & Mining — 0.0%
Vertiv Group Corp.,
Term B Loan, 1 Month LIBOR + 4.000%
5.239%	11/30/23	363	365,301

Media — 0.0%
CSC Holdings LLC,
March 2017 Refinancing Term Loan, 1 Month LIBOR + 2.250%
3.484%	07/17/25	67	66,110

Office/Business Equipment — 0.0%
USI, Inc.,
Initial Term Loan, 4 Month LIBOR + 3.000%
4.314%	05/16/24	104	103,415

Oil & Gas Services — 0.0%
Weatherford International Ltd.,
Loan, 1 Month LIBOR + 2.300%
3.540%	07/13/20	318	306,809

Oil, Gas & Consumable Fuels — 0.1%
BCP Renaissance Parent LLC,
Term B Loan, 3 Month LIBOR + 4.000%
5.325%	09/19/24	314	317,139
California Resources Corp.,
Loan, 1 Month LIBOR + 10.375%
11.609%	12/31/21	48	51,283
Term Loan, 1 Month LIBOR + 3.000%
4.235%	11/25/19	258	246,507
Chesapeake Energy Corp.,
Class A Loan, 3 Month LIBOR + 7.500%
8.814%	08/23/21	1,031	1,107,349
CITGO Holding, Inc.,
Term Loan, 3 Month LIBOR + 8.500%
9.796%	05/12/18	372	374,504

			2,096,782

Retail — 0.0%
Neiman Marcus Group Inc., (The),
Other Term Loan, 1 Month LIBOR + 3.250%
4.481%	10/25/20	345	256,372
Staples, Inc.,
Closing Date Term Loan, 3 Month LIBOR + 4.000%
5.310%	09/12/24	291	289,459

			545,831

Software — 0.1%
Applied Systems, Inc.,
Initial Term Loan (First Lien), 3 Month LIBOR + 3.250%
4.574%	09/19/24	145	146,309
Term Loan (Second Lien), 3 Month LIBOR + 7.000%
8.324%	09/19/25	34	34,849

Interest Rate	Maturity Date	Principal Amount (000)#	Value
BANK LOANS(c) (Continued)
Software (cont’d.)
BMC Software Finance, Inc.,
Initial B-1 US Term Loan, 1 Month LIBOR + 4.000%
5.235%	09/10/22	471	$473,747
Cypress Intermediate Holdings III, Inc.,
Initial Term Loan (First Lien), 1 Month LIBOR + 3.000%
4.240%	04/29/24	139	138,613
Initial Term Loan (Second Lien), 1 Month LIBOR + 6.750%
7.985%	04/28/25	41	42,128
Infor (US), Inc.,
Tranche B-6 Term Loan, 3 Month LIBOR + 2.750%
4.083%	02/01/22	338	337,296
Misys Ltd.,
Dollar Term Loan (First Lien), 3 Month LIBOR + 3.500%
4.817%	06/13/24	409	410,556
Dollar Term Loan (Second Lien), 3 Month LIBOR + 7.250%
8.567%	06/13/25	89	90,589
Project Alpha Intermediate Holding, Inc.,
Term Loan, 3 Month LIBOR + 3.500%
4.810%	04/26/24	200	195,986
Veritas U.S. Inc.,
New Dollar Term B Loan, 3 Month LIBOR + 4.500%
5.833%	01/27/23	1,192	1,202,109

			3,072,182

Technology — 0.1%
Kronos, Inc.,
Initial Term Loan (Second Lien), 3 Month LIBOR + 8.250%
9.561%	11/01/24	693	713,270
Tempo Acquisition, LLC,
Initial Term Loan, 1 Month LIBOR + 3.000%
4.235%	05/01/24	277	277,363

			990,633

Telecommunications — 0.2%
CenturyLink, Inc.,
Initial Term B Loan, 1 Month LIBOR + 2.750%
2.750%	01/31/25	937	906,380
Digicel International Finance Ltd.,
Initial Term B Loan (First Lien), 3 Month LIBOR + 3.750%
5.070%	05/27/24	507	509,746
Intelsat Jackson Holdings S.A. (Luxembourg),
Tranche B-2 Term Loan, 3 Month LIBOR + 2.750%
4.071%	06/30/19	1,760	1,753,288
Ligado Networks LLC,
Junior Loan, 3 Month LIBOR + 12.500%
13.820%	12/07/20	649	389,699

			3,559,113

TOTAL BANK LOANS (cost $24,985,055)			25,098,934

COMMERCIAL MORTGAGE-BACKED SECURITIES — 0.8%
Banc of America Commercial Mortgage Trust,
Series 2015-UBS7, Class B
4.511%(cc)	09/15/48	240	252,050
Bear Stearns Commercial Mortgage Securities Trust,
Series 2007-PW18, Class AMA
6.087%(cc)	06/11/50	722	722,571

A231

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
Citigroup Commercial Mortgage Trust,
Series 2008-C7, Class A4
6.427%(cc)	12/10/49	46	$45,677
Series 2016-GC36, Class A5
3.616%	02/10/49	370	383,968
Commercial Mortgage Loan Trust,
Series 2008-LS1, Class A1A
6.031%(cc)	12/10/49	389	388,930
Series 2008-LS1, Class A4B
6.031%(cc)	12/10/49	14	14,293
Commercial Mortgage Trust,
Series 2012-LC4, Class A4
3.288%	12/10/44	200	206,317
Series 2013-LC6, Class AM
3.282%	01/10/46	190	193,066
Series 2014-CR17, Class A5
3.977%	05/10/47	360	383,548
Series 2014-UBS6, Class A5
3.644%	12/10/47	350	364,405
CSAIL Commercial Mortgage Trust,
Series 2015-C2, Class A4
3.504%	06/15/57	200	206,130
DBJPM Mortgage Trust,
Series 2016-C1, Class B
4.195%(cc)	05/10/49	220	224,084
Series 2016-C3, Class A5
2.890%	09/10/49	500	493,447
Freddie Mac Multifamily Structured Pass-Through Certificates,
Series K025, Class A2
2.682%	10/25/22	1,700	1,729,002
Series K038, Class A2
3.389%	03/25/24	700	736,453
Series K056, Class A2
2.525%	05/25/26	1,190	1,169,299
Series K062, Class A2
3.413%	12/25/26	2,640	2,762,178
GS Mortgage Securities Trust,
Series 2012-GCJ7, Class AS
4.085%	05/10/45	160	167,857
Series 2013-GC16, Class A3
4.244%	11/10/46	250	270,746
Series 2014-GC20, Class A5
3.998%	04/10/47	490	520,735
JPMBB Commercial Mortgage Securities Trust,
Series 2013-C14, Class A4
4.133%(cc)	08/15/46	250	267,978
Series 2013-C14, Class AS
4.409%(cc)	08/15/46	130	138,941
Series 2013-C17, Class A4
4.199%	01/15/47	510	548,620
Series 2014-C19, Class A4
3.997%	04/15/47	880	935,816
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2006-LPD7, Class AM
6.138%(cc)	04/17/45	7	6,756
Series 2011-C5, Class A3
4.171%	08/15/46	157	166,555
Series 2012-C8, Class A3

Interest Rate	Maturity Date	Principal Amount (000)#	Value
COMMERCIAL MORTGAGE-BACKED
SECURITIES (Continued)
2.829%	10/15/45	400	$405,581
Series 2012-CBX, Class AS
4.271%	06/15/45	170	179,700
LB-UBS Commercial Mortgage Trust,
Series 2007-C7, Class AM
6.303%(cc)	09/15/45	272	272,875
Merrill Lynch Mortgage Trust,
Series 2008-C1, Class A4
5.690%	02/12/51	64	63,940
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2013-C10, Class A4
4.219%(cc)	07/15/46	500	537,573
Series 2013-C13, Class A4
4.039%	11/15/46	310	329,875
Series 2014-C14, Class AS
4.384%(cc)	02/15/47	150	159,235
Series 2015-C20, Class A4
3.249%	02/15/48	700	709,928
Morgan Stanley Capital I Trust,
Series 2012-C4, Class A4
3.244%	03/15/45	330	340,259
Series 2015-MS1, Class A4
3.779%(cc)	05/15/48	450	472,437
UBS-Barclays Commercial Mortgage Trust,
Series 2012-C4, Class A5
2.850%	12/10/45	725	733,964
Series 2013-C6, Class A4
3.244%	04/10/46	650	670,999
WFRBS Commercial Mortgage Trust,
Series 2012-C8, Class AS
3.660%	08/15/45	340	352,278
Series 2012-C10, Class A3
2.875%	12/15/45	595	602,808
Series 2012-C10, Class AS
3.241%	12/15/45	390	396,670
Series 2013-C15, Class A4
4.153%(cc)	08/15/46	450	483,465
Series 2014-C25, Class B
4.236%(cc)	11/15/47	210	218,061

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $20,403,121)			20,229,070

CONVERTIBLE BONDS — 0.0%
Media — 0.0%
DISH Network Corp.,
Sr. Unsec’d. Notes
3.375%	08/15/26	481	538,119

Real Estate — 0.0%
Aroundtown SA (Germany),
Sr. Unsec’d. Notes
1.500%	01/18/21	100	141,384

A232

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CONVERTIBLE BONDS (Continued)
Semiconductors — 0.0%
Micron Technology, Inc.,
Sr. Unsec’d. Notes
3.000%	11/15/43	192	$265,320

TOTAL CONVERTIBLE BONDS (cost $816,029)			944,823

CORPORATE BONDS — 24.6%
Advertising — 0.1%
Acosta, Inc.,
Sr. Unsec’d. Notes, 144A
7.750%	10/01/22(a)	256	184,319
Clear Channel International BV,
Gtd. Notes, 144A
8.750%	12/15/20	618	647,355
MDC Partners, Inc.,
Gtd. Notes, 144A
6.500%	05/01/24(a)	411	414,083
Outfront Media Capital LLC/Outfront Media Capital Corp.,
Gtd. Notes
5.250%	02/15/22	400	413,499

			1,659,256

Aerospace & Defense — 0.4%
Arconic, Inc.,
Sr. Unsec’d. Notes
5.125%	10/01/24	885	941,729
5.900%	02/01/27	162	178,767
5.950%	02/01/37	62	65,747
6.150%	08/15/20	135	147,453
6.750%	01/15/28(a)	252	292,319
General Dynamics Corp.,
Gtd. Notes
2.625%	11/15/27	900	870,982
Harris Corp.,
Sr. Unsec’d. Notes
1.999%	04/27/18	260	260,454
2.700%	04/27/20	70	70,735
KLX, Inc.,
Gtd. Notes, 144A
5.875%	12/01/22	945	990,077
Kratos Defense & Security Solutions, Inc.,
Sr. Sec’d. Notes
7.000%	05/15/19	72	73,710
L3 Technologies, Inc.,
Gtd. Notes
4.750%	07/15/20	500	534,210
4.950%	02/15/21	966	1,036,010
Lockheed Martin Corp.,
Sr. Unsec’d. Notes
2500%	11/23/20	460	467,106
3500%	03/01/45	80	78,055
Sr. Unsec’d. Notes, 144A
4.090%	09/15/52	564	563,995
Rockwell Collins, Inc.,
Sr. Unsec’d. Notes
2.800%	03/15/22	990	1,000,596
Spirit AeroSystems, Inc.,
Gtd. Notes
3850%	06/15/26	125	126,046

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Aerospace & Defense (cont’d.)
TransDigm, Inc.,
Gtd. Notes
6.000%	07/15/22(a)		1,089	$1,129,838
6.375%	06/15/26		30	30,731
6.500%	07/15/24		64	66,080
6.500%	05/15/25		529	544,870

				9,469,510

Agriculture — 0.4%
Altria Group, Inc.,
Gtd. Notes
3.875%	09/16/46		460	449,646
5.375%	01/31/44(a)		825	994,102
BAT Capital Corp. (United Kingdom),
Gtd. Notes, 144A
2.297%	08/14/20		1,130	1,133,609
2.764%	08/15/22		1,005	1,010,647
3.222%	08/15/24		900	902,218
Philip Morris International, Inc.,
Sr. Unsec’d. Notes
1.875%	01/15/19		575	576,532
2.000%	02/21/20		2,000	2,002,397
4.125%	03/04/43		500	513,460
4.250%	11/10/44		420	438,340
Reynolds American, Inc. (United Kingdom),
Gtd. Notes
2.300%	06/12/18		330	331,450
3.250%	06/12/20		73	75,017
4.000%	06/12/22		170	179,590
5.850%	08/15/45		485	593,446
6.150%	09/15/43		100	125,401
6.875%	05/01/20		500	557,120

				9,882,975

Airlines — 0.1%
Continental Airlines 2012-3 Class C Pass-Through Trust,
Pass-Through Certificates
6.125%	04/29/18		950	970,188
Virgin Australia 2013-1C Pass-Through Trust (Australia),
Pass-Through Certificates, 144A
7.125%	10/23/18		277	285,998

				1,256,186

Apparel — 0.0%
Levi Strauss & Co.,
Sr. Unsec’d. Notes
3.375%	03/15/27	EUR	100	121,413
SMCP Group SAS (China),
Sr. Sec’d. Notes
5.875%	05/01/23	EUR	90	115,678

				237,091

Auto Manufacturers — 0.5%
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
1.724%	12/06/17		800	800,056
1.897%	08/12/19		515	512,484
2.021%	05/03/19		1,100	1,099,352
2.425%	06/12/20(a)		790	790,079
3.336%	03/18/21		685	700,558

A233

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Auto Manufacturers (cont’d.)
5.000%	05/15/18	500	$509,944
General Motors Co.,
Sr. Unsec’d. Notes
5.000%	04/01/35	100	102,057
5.200%	04/01/45	500	503,340
6.250%	10/02/43	100	114,284
6.750%	04/01/46	450	542,071
General Motors Financial Co., Inc.,
Gtd. Notes
2.400%	05/09/19	495	497,176
2.650%	04/13/20	1,100	1,108,252
3.100%	01/15/19	1,245	1,262,563
3.450%	04/10/22	775	787,734
4.200%	03/01/21	800	838,538
4.350%	01/17/27	500	513,799
5.250%	03/01/26	305	331,095
Jr. Sub. Notes
5.750%	12/29/49	200	207,250
Navistar International Corp.,
Gtd. Notes
8.250%	11/01/21	190	190,713
Tesla, Inc.,
Gtd. Notes, 144A
5.300%	08/15/25(a)	428	417,300
Wabash National Corp.,
Gtd. Notes, 144A
5.500%	10/01/25	265	269,969

			12,098,614

Auto Parts & Equipment — 0.1%
Allison Transmission, Inc.,
Sr. Unsec’d. Notes, 144A
5.000%	10/01/24	19	19,719
FTE Verwaltungs GmbH (Germany),
Sr. Sec’d. Notes
9.000%	07/15/20	EUR 100	122,208
Gestamp Funding Luxembourg SA (Spain),
Sec’d. Notes
3.500%	05/15/23	EUR 100	123,656
HP Pelzer Holding GmbH (Germany),
Sr. Sec’d. Notes
4.125%	04/01/24	EUR 100	121,830
IHO Verwaltungs GmbH (Germany),
Sr. Sec’d. Notes, Cash coupon 2.750% or PIK 3.500%
2.750%	09/15/21	EUR 125	151,799
Sr. Sec’d. Notes, Cash coupon 3.250% or PIK 4.000%
3.250%	09/15/23	EUR 100	122,766
Sr. Sec’d. Notes, Cash coupon 3.750% or PIK 4.500%
3.750%	09/15/26	EUR 100	124,985
Sr. Sec’d. Notes, 144A, Cash coupon 4.125% or PIK 4.875%
4.125%	09/15/21	238	242,165
Sr. Sec’d. Notes, 144A, Cash coupon 4.500% or PIK 5.250%
4.500%	09/15/23	254	258,445
Lear Corp.,
Sr. Unsec’d. Notes
3.800%	09/15/27	914	910,531

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Auto Parts & Equipment (cont’d.)
LKQ Italia Bondco SpA,
Gtd. Notes
3.875%	04/01/24	EUR 100	$129,849
ZF North America Capital, Inc. (Germany),
Gtd. Notes, 144A
4.750%	04/29/25	150	158,250

			2,486,203

Banks — 3.5%
Allied Irish Banks PLC (Ireland),
Sub. Notes, EMTN
4.125%	11/26/25	EUR 200	253,516
Australia & New Zealand Banking Group Ltd. (Australia),
Sr. Unsec’d. Notes
2.050%	09/23/19	1,400	1,401,893
Banco Bilbao Vizcaya Argentaria SA (Spain),
Jr. Sub. Notes
7.000%	12/29/49	EUR 200	246,425
Banco BPM SpA (Italy),
Sr. Unsec’d. Notes, EMTN
2.750%	07/27/20	EUR 100	123,974
Banco Espirito Santo SA (Portugal),
Sr. Unsec’d. Notes, EMTN(d)
2.625%	05/08/17	EUR 300	106,814
4.750%	01/15/18	EUR 400	142,418
Banco Santander SA (Spain),
Jr. Sub. Notes
6.250%	03/12/49	EUR 200	243,470
Sr. Unsec’d. Notes
3.500%	04/11/22	800	819,291
Bank of America Corp.,
Jr. Sub. Notes
5.125%	12/29/49(a)	310	316,597
6.100%	12/29/49	303	334,058
6.250%	09/29/49	820	904,049
6.500%	10/29/49	304	343,709
Sr. Unsec’d. Notes
5.875%	01/05/21	300	332,236
Sr. Unsec’d. Notes, MTN
2.650%	04/01/19	1,275	1,286,475
2.881%	04/24/23	1,800	1,807,803
3.824%	01/20/28	900	925,384
Sub. Notes
6.110%	01/29/37	150	187,551
Bank of America NA,
Sr. Unsec’d. Notes
1.650%	03/26/18	1,110	1,110,764
Bank of Ireland (Ireland),
Sub. Notes, EMTN
4.250%	06/11/24	EUR 100	124,534
Bank of Montreal (Canada),
Sr. Unsec’d. Notes, MTN
2.100%	12/12/19	670	672,405
Bank of New York Mellon Corp. (The),
Sr. Unsec’d. Notes, MTN
2.100%	08/01/18	500	502,285
Bank of Nova Scotia (The) (Canada),
Sr. Unsec’d. Notes
1.700%	06/11/18	900	900,735

A234

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Banks (cont’d.)
Bankia SA (Spain),
Sub. Notes
3.375%	03/15/27	EUR	100	$123,051
Sub. Notes, MTN
4.000%	05/22/24	EUR	100	123,085
Barclays PLC (United Kingdom),
Jr. Sub. Notes
7.250%	03/15/23	GBP	200	288,138
BNP Paribas SA (France),
Gtd. Notes, MTN
2.400%	12/12/18		1,000	1,007,633
CaixaBank SA (Spain),
Sub. Notes, EMTN
3.500%	02/15/27	EUR	100	125,034
Capital One Financial Corp.,
Sr. Unsec’d. Notes
2.500%	05/12/20		440	442,049
Capital One NA,
Sr. Unsec’d. Notes
2.350%	01/31/20		1,400	1,407,417
2.650%	08/08/22		1,200	1,194,023
CIT Group, Inc.,
Jr. Sub. Notes
5.800%	06/15/22		585	607,669
Sr. Unsec’d. Notes
5.000%	08/01/23		463	498,883
Sr. Unsec’d. Notes, MTN
6.000%	04/01/36		450	476,999
Citibank NA,
Sr. Unsec’d. Notes
1.850%	09/18/19		1,000	999,689
Citigroup, Inc.,
Jr. Sub. Notes
5.875%	12/29/49(a)		700	731,149
5.950%	12/29/49		205	216,019
6.125%	12/29/49		320	342,399
Sr. Unsec’d. Notes
2.050%	06/07/19		1,400	1,401,079
2.450%	01/10/20		280	282,223
2.500%	07/29/19		1,100	1,109,211
2.750%	04/25/22		1,100	1,105,289
3.668%	07/24/28		2,400	2,423,505
4.500%	01/14/22		800	860,598
Citizens Bank NA,
Sr. Unsec’d. Notes
2.250%	03/02/20		375	375,496
Cooperatieve Rabobank UA (Netherlands),
Bank Gtd. Notes
4.375%	08/04/25		250	262,525
Gtd. Notes, MTN
3.875%	02/08/22		600	636,074
Jr. Sub. Notes
6.625%	12/29/49	EUR	200	266,517
Sr. Unsec’d. Notes
2.250%	01/14/19		500	503,585
Credit Suisse AG (Switzerland),
Sr. Unsec’d. Notes, MTN
1.750%	01/29/18		900	900,705

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Banks (cont’d.)
Credit Suisse Group Funding Guernsey Ltd. (Switzerland),
Gtd. Notes
2.750%	03/26/20		555	$560,777
3.450%	04/16/21		685	702,920
Discover Bank,
Sr.Unsec’d.Notes
2.000%	02/21/18		500	500,745
2.600%	11/13/18		490	493,188
Erste Group Bank AG (Austria),
Jr. Sub. Notes
6.500%	04/15/24	EUR	200	262,983
Goldman Sachs Group, Inc. (The),
Jr. Sub. Notes
5.700%	12/29/49		347	358,278
Sr. Unsec’d. Notes
2.000%	04/25/19		105	104,984
2.300%	12/13/19		895	898,868
2.350%	11/15/21		370	366,835
2.550%	10/23/19		755	763,631
2.625%	01/31/19		400	403,452
2.875%	02/25/21		875	887,335
3.000%	04/26/22		800	809,247
3.272%	09/29/25		900	901,173
3.500%	11/16/26		365	365,989
3.625%	01/22/23		200	207,222
3.750%	02/25/26		1,700	1,740,338
3.850%	01/26/27		200	204,333
5.750%	01/24/22		600	672,481
6.250%	02/01/41		600	792,052
Sub. Notes
6.750%	10/01/37		450	593,681
HBOS Capital Funding LP (United Kingdom),
Gtd. Notes
6.850%	03/29/49		200	204,500
Hongkong & Shanghai Banking Corp. Ltd. (The) (Hong Kong),
Jr. Sub. Notes, 3 Month LIBOR + 0.188%
1.500%(c)	12/29/49		100	82,919
HSBC Holdings PLC (United Kingdom),
Jr. Sub. Notes
6.000%	05/22/27		418	437,186
Sr. Unsec’d. Notes
3.400%	03/08/21		1,050	1,082,691
3.600%	05/25/23		500	520,324
3.900%	05/25/26		1,000	1,046,590
4.300%	03/08/26		465	499,627
Sub. Notes
4.375%	11/23/26		600	625,483
5.250%	03/14/44		300	352,521
6.500%	09/15/37		150	199,163
HSH Nordbank AG (Germany),
Jr. Sub. Notes
7.250%	06/29/49		46	12,879
Huntington National Bank (The),
Sr. Unsec’d. Notes
2.375%	03/10/20		520	523,019
ING Groep NV (Netherlands),
Sr. Unsec’d. Notes
3.150%	03/29/22		345	351,565

A235

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Banks (cont’d.)
Intesa Sanpaolo SpA (Italy),
Jr. Sub. Notes, EMTN
7.000%	12/29/49	EUR	400	$504,078
JPMorgan Chase & Co.,
Jr. Sub. Notes
5.000%	12/29/49		650	661,050
5.300%	12/29/49		574	598,395
Sr. Unsec’d. Notes
2.250%	01/23/20		1,000	1,005,384
2.400%	06/07/21		800	802,726
2.550%	03/01/21		1,100	1,110,998
2.700%	05/18/23		800	800,212
2.950%	10/01/26		800	782,962
3.200%	01/25/23		200	205,116
3.220%	03/01/25		900	914,466
3.250%	09/23/22		400	413,528
4.260%	02/22/48		600	629,619
4.350%	08/15/21		400	428,554
Sub. Notes
3.375%	05/01/23		500	510,418
3.625%	12/01/27		800	802,307
3.875%	09/10/24		700	728,887
4.950%	06/01/45		300	341,587
Mitsubishi UFJ Financial Group, Inc. (Japan),
Sr. Unsec’d. Notes
2.998%	02/22/22		195	197,683
Morgan Stanley,
Jr. Sub. Notes
5.450%	07/29/49		779	803,344
Sr. Unsec’d. Notes
2.800%	06/16/20		995	1,011,596
Sr. Unsec’d. Notes, GMTN
2.450%	02/01/19		1,275	1,283,900
4.000%	07/23/25		365	384,807
Sr. Unsec’d. Notes, MTN
2.625%	11/17/21		800	802,850
2.750%	05/19/22		600	603,320
3.125%	07/27/26		2,180	2,138,288
4.300%	01/27/45		500	524,135
5.625%	09/23/19		400	427,242
Sub. Notes, MTN
4.100%	05/22/23		1,300	1,359,318
National Bank of Canada (Canada),
Gtd. Notes
2.150%	06/12/20		900	899,697
RZB Finance Jersey IV Ltd. (Austria),
Jr. Sub. Notes, 3 Month Euribor + 1.950%
1.622%(c)	08/16/17(i)	EUR	100	118,214
Skandinaviska Enskilda Banken AB (Sweden),
Sr. Unsec’d. Notes
2.300%	03/11/20		1,700	1,709,476
Sumitomo Mitsui Banking Corp. (Japan),
Gtd. Notes
1.762%	10/19/18		285	284,992
1.966%	01/11/19		805	805,819
Svenska Handelsbanken AB (Sweden),
Gtd. Notes, MTN
2.450%	03/30/21		1,600	1,611,359

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Banks (cont’d.)
UniCredit SpA (Italy),
Sub. Notes, EMTN
4.375%	01/03/27	EUR	100	$127,127
6.950%	10/31/22	EUR	100	144,456
Wells Fargo & Co.,
Jr. Sub. Notes
5.875%	12/29/49		575	639,975
5.900%	12/29/49		435	473,606
Sr. Unsec’d. Notes, MTN
3.000%	01/22/21		1,500	1,534,089
Sub. Notes, MTN
4.100%	06/03/26		280	291,066
4.650%	11/04/44		175	187,241
Wells Fargo Bank NA,
Sr. Unsec’d. Notes
1.750%	05/24/19		1,400	1,399,031
Sr. Unsec’d. Notes, MTN
2.150%	12/06/19		800	804,222
Westpac Banking Corp. (Australia),
Sr. Unsec’d. Notes
1.600%	08/19/19		1,200	1,194,559
2.150%	03/06/20		1,100	1,103,762

				84,430,870

Beverages — 0.2%
Anheuser-Busch InBev Finance, Inc. (Belgium),
Gtd. Notes
2.650%	02/01/21		770	782,505
3.300%	02/01/23		900	933,097
Constellation Brands, Inc.,
Gtd. Notes
3.700%	12/06/26		1,200	1,227,370
Molson Coors Brewing Co.,
Gtd. Notes
1.450%	07/15/19		110	108,804
Gtd. Notes, 144A
2.250%	03/15/20		350	349,782
PepsiCo, Inc.,
Sr. Unsec’d. Notes
2.750%	03/01/23		600	611,866
4.000%	03/05/42		100	102,498

				4,115,922

Biotechnology — 0.3%
Amgen, Inc.,
Sr. Unsec’d. Notes
2.650%	05/11/22		705	710,756
Baxalta, Inc.,
Gtd. Notes
2.875%	06/23/20(a)		470	477,022
Biogen, Inc.,
Sr. Unsec’d. Notes
2.900%	09/15/20		180	184,415
6.875%	03/01/18		696	710,890
Celgene Corp.,
Sr. Unsec’d. Notes
2.250%	08/15/21		1,500	1,492,575
2.300%	08/15/18		1,400	1,407,957

A236

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Biotechnology (cont’d.)
Gilead Sciences, Inc.,
Sr. Unsec’d. Notes
2.050%	04/01/19		800	$803,558
2.550%	09/01/20		890	905,824

				6,692,997

Building Materials — 0.1%
CPG Merger Sub LLC,
Gtd. Notes, 144A
8.000%	10/01/21		574	592,655
Masco Corp.,
Sr. Unsec’d. Notes
3.500%	11/15/27		600	594,341
Masonite International Corp.,
Gtd. Notes, 144A
5.625%	03/15/23		440	460,482
Norbord, Inc. (Canada),
Sr. Sec’d. Notes, 144A
6.250%	04/15/23		240	262,800
Ply Gem Industries, Inc.,
Gtd. Notes
6.500%	02/01/22		267	278,094
Standard Industries, Inc.,
Sr. Unsec’d. Notes, 144A
5.375%	11/15/24		70	74,395
6.000%	10/15/25		465	507,296
Titan Global Finance PLC (Greece),
Gtd. Notes
3.500%	06/17/21	EUR	100	126,463
USG Corp.,
Gtd. Notes, 144A
4.875%	06/01/27		270	281,813
5.500%	03/01/25		68	72,760

				3,251,099

Chemicals — 0.5%
Alpha 3 BV/Alpha US Bidco, Inc. (United Kingdom),
Gtd. Notes, 144A
6.250%	02/01/25		800	813,999
Axalta Coating Systems Dutch Holding B BV,
Gtd. Notes
3.750%	01/15/25	EUR	100	124,377
Axalta Coating Systems LLC,
Gtd. Notes, 144A
4.875%	08/15/24		316	329,429
Blue Cube Spinco, Inc.,
Gtd. Notes
9.750%	10/15/23		631	766,665
10.000%	10/15/25		175	213,719
CF Industries, Inc.,
Gtd. Notes
4.950%	06/01/43		145	134,488
5.150%	03/15/34		110	109,725
7.125%	05/01/20		170	188,699
Chemours Co. (The),
Gtd. Notes
5.375%	05/15/27		322	334,075
6.625%	05/15/23		252	268,065
7.000%	05/15/25		146	161,695

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Chemicals (cont’d.)
EI du Pont de Nemours & Co.,
Sr. Unsec’d. Notes
2.200%	05/01/20		260	$261,673
Hexion, Inc.,
Sr. Sec’d. Notes, 144A
10.375%	02/01/22(a)		222	213,120
Huntsman International LLC,
Gtd. Notes
4.875%	11/15/20		432	457,380
5.125%	11/15/22		31	33,325
INEOS Finance PLC (Luxembourg),
Sr. Sec’d. Notes
4.000%	05/01/23	EUR	100	122,178
Inovyn Finance PLC (Switzerland),
Sr. Sec’d. Notes
6.250%	05/15/21	EUR	80	97,984
LyondellBasell Industries NV,
Sr. Unsec’d. Notes
5.000%	04/15/19		600	622,555
Momentive Performance Materials, Inc.,
Sr. Sec’d. Notes
3.880%	10/24/21		1,327	1,341,531
Monsanto Co.,
Sr. Unsec’d. Notes
2.125%	07/15/19		420	420,877
2.750%	07/15/21		200	202,489
3.950%	04/15/45		150	141,706
4.400%	07/15/44		205	210,053
NOVA Chemicals Corp. (Canada),
Sr. Unsec’d. Notes, 144A
4.875%	06/01/24		331	335,138
5.250%	06/01/27		150	151,500
Platform Specialty Products Corp.,
Sr. Unsec’d. Notes, 144A
6.500%	02/01/22(a)		1,851	1,918,099
10.375%	05/01/21		232	252,880
PQ Corp.,
Sr. Sec’d. Notes, 144A
6.750%	11/15/22		447	483,878
PSPC Escrow Corp.,
Sr. Unsec’d. Notes
6.000%	02/01/23	EUR	100	124,059
RPM International, Inc.,
Sr. Unsec’d. Notes
6.125%	10/15/19		300	324,411
Sherwin-Williams Co. (The),
Sr. Unsec’d. Notes
2.250%	05/15/20		230	230,910
3.125%	06/01/24		225	226,131
Solvay Finance SA (Belgium),
Gtd. Notes
5.118%	12/29/49	EUR	100	132,927
Tronox Finance LLC,
Gtd. Notes, 144A
7.500%	03/15/22		78	82,193
Tronox Finance PLC,
Gtd. Notes, 144A
5.750%	10/01/25		133	136,325

A237

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Chemicals (cont’d.)
Venator Finance Sarl/Venator Materials LLC,
Gtd. Notes, 144A
5.750%	07/15/25		178	$185,120
Versum Materials, Inc.,
Gtd. Notes, 144A
5.500%	09/30/24		158	167,480
W.R. Grace & Co.,
Gtd. Notes, 144A
5.125%	10/01/21		569	617,365

				12,938,223

Coal — 0.2%
CONSOL Energy, Inc.,
Gtd. Notes
5.875%	04/15/22		3,201	3,233,009
Peabody Energy Corp.,
Sr. Sec’d. Notes, 144A
6.000%	03/31/22		43	44,398
6.375%	03/31/25(a)		124	127,410
SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp.,
Gtd. Notes, 144A
7.500%	06/15/25		275	283,938

				3,688,755

Commercial Services — 0.7%
ADT Corp. (The),
Sr. Sec’d. Notes
3.500%	07/15/22		334	333,999
4.125%	06/15/23		233	237,078
6.250%	10/15/21		476	528,896
Sr. Sec’d. Notes, 144A
4.875%	07/15/32		617	576,895
APX Group, Inc.,
Gtd. Notes
8.750%	12/01/20		287	295,969
Sr. Sec’d. Notes
6.375%	12/01/19		151	154,398
7.875%	12/01/22		231	251,213
Sr. Unsec’d. Notes, 144A
7.625%	09/01/23		45	47,306
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.,
Gtd. Notes, 144A
5.125%	06/01/22		301	305,139
Avis Budget Finance PLC,
Gtd. Notes
4.500%	05/15/25	EUR	100	119,962
Booz Allen Hamilton, Inc.,
Gtd. Notes, 144A
5.125%	05/01/25		515	520,149
Brand Energy & Infrastructure Services, Inc.,
Sr. Unsec’d. Notes, 144A
8.500%	07/15/25		524	567,229
Ceridian HCM Holding, Inc.,
Sr. Unsec’d. Notes, 144A
11.000%	03/15/21		399	423,439
Gartner, Inc.,
Gtd. Notes, 144A
5.125%	04/01/25		213	224,715

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Commercial Services (cont’d.)
GW Honos Security Corp. (Canada),
Sr. Unsec’d. Notes, 144A
8.750%	05/15/25		105	$111,956
Herc Rentals, Inc.,
Sec’d. Notes, 144A
7.500%	06/01/22		99	107,044
7.750%	06/01/24(a)		242	262,570
Hertz Corp. (The),
Sec’d. Notes, 144A
7.625%	06/01/22		201	207,281
Hertz Holdings Netherlands BV,
Gtd. Notes
4.125%	10/15/21	EUR	100	119,109
IHS Markit Ltd.,
Gtd. Notes, 144A
4.750%	02/15/25		199	212,930
Jaguar Holding Co. II/Pharmaceutical Product Development LLC,
Gtd. Notes, 144A
6.375%	08/01/23		1,660	1,736,775
KAR Auction Services, Inc.,
Gtd. Notes, 144A
5.125%	06/01/25		491	510,640
La Financiere Atalian SAS (France),
Gtd. Notes
4.000%	05/15/24	EUR	100	123,212
Laureate Education, Inc.,
Gtd. Notes, 144A
8.250%	05/01/25		142	153,005
Loxam SAS (France),
Sec’d. Notes
3.500%	05/03/23	EUR	100	123,165
Nielsen Co. Luxembourg SARL (The),
Gtd. Notes, 144A
5.000%	02/01/25		213	221,786
Prime Security Services Borrower LLC/Prime Finance, Inc.,
Sec’d. Notes, 144A
9.250%	05/15/23		2,212	2,441,075
Ritchie Bros Auctioneers, Inc. (Canada),
Gtd. Notes, 144A
5.375%	01/15/25		193	204,098
S&P Global, Inc.,
Gtd. Notes
2.950%	01/22/27		1,315	1,264,824
Service Corp. International,
Sr. Unsec’d. Notes
5.375%	05/15/24		340	361,250
ServiceMaster Co. LLC (The),
Gtd. Notes, 144A
5.125%	11/15/24		144	147,960
Sotheby’s,
Gtd. Notes, 144A
5.250%	10/01/22		341	349,525
Team Health Holdings, Inc.,
Gtd. Notes, 144A
6.375%	02/01/25(a)		638	604,505
Total System Services, Inc.,
Sr. Unsec’d. Notes
3.800%	04/01/21		245	254,726

A238

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Commercial Services (cont’d.)
United Rentals North America, Inc.,
Gtd. Notes
4.625%	10/15/25	667	$675,338
5.500%	07/15/25	282	302,093
5.750%	11/15/24(a)	438	464,828
5.875%	09/15/26	175	190,094
7.625%	04/15/22	3	3,122
Verisure Holding AB (Sweden),
Sr. Sec’d. Notes
6.000%	11/01/22	EUR 113	143,600
WEX, Inc.,
Sr. Sec’d. Notes, 144A
4.750%	02/01/23	81	83,025

			15,965,923

Computers — 0.4%
Apple, Inc.,
Sr. Unsec’d. Notes
2.850%	05/06/21	1,400	1,438,610
3.000%	02/09/24	235	240,816
4.650%	02/23/46	365	413,543
Dell International LLC/EMC Corp.,
Gtd. Notes, 144A
7.125%	06/15/24	796	879,441
Sr. Sec’d. Notes, 144A
3.480%	06/01/19	200	203,971
6.020%	06/15/26	325	360,929
8.350%	07/15/46	90	115,590
DXC Technology Co.,
Sr. Unsec’d. Notes
2.875%	03/27/20	45	45,600
4.250%	04/15/24	100	105,212
4.750%	04/15/27	1,100	1,176,582
Exela Intermediate LLC/Exela Finance, Inc.,
Sr. Sec’d. Notes, 144A
10.000%	07/15/23	203	199,448
Hewlett Packard Enterprise Co.,
Sr. Unsec’d. Notes
2.850%	10/05/18	1,000	1,009,997
4.900%	10/15/25(a)	1,100	1,163,655
Sr. Unsec’d. Notes, 144A
2.100%	10/04/19	425	425,144
HP, Inc.,
Sr. Unsec’d. Notes
2.750%	01/14/19	1,200	1,208,471
Riverbed Technology, Inc.,
Gtd. Notes, 144A
8.875%	03/01/23	443	421,958
Western Digital Corp.,
Gtd. Notes
10.500%	04/01/24	312	366,600
Sr. Sec’d. Notes, 144A
7.375%	04/01/23	326	357,133

			10,132,700

Distribution/Wholesale — 0.2%
American Tire Distributors, Inc.,
Sr. Sub. Notes, 144A
10.250%	03/01/22	500	521,399

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Distribution/Wholesale (cont’d.)
Avantor, Inc.,
Sr. Sec’d. Notes
4.750%	10/01/24	EUR 100	$120,269
Sr. Sec’d. Notes, 144A
6.000%	10/01/24	1,759	1,802,975
Sr. Unsec’d. Notes, 144A
9.000%	10/01/25	452	462,455
Beacon Roofing Supply, Inc.,
Gtd. Notes
6.375%	10/01/23	13	13,845
HD Supply, Inc.,
Gtd. Notes, 144A
5.750%	04/15/24	1,252	1,339,640
Rexel SA (France),
Sr. Unsec’d. Notes
3.500%	06/15/23	EUR 157	194,959

			4,455,542

Diversified Financial Services — 1.2%
Aircastle Ltd.,
Sr. Unsec’d. Notes
5.500%	02/15/22	268	292,789
6.250%	12/01/19	30	32,363
7.625%	04/15/20	22	24,503
Alliance Data Systems Corp.,
Gtd. Notes, 144A
5.375%	08/01/22(a)	468	482,039
Gtd. Notes, MTN, 144A
5.875%	11/01/21	471	489,839
Ally Financial, Inc.,
Gtd. Notes
8.000%	11/01/31	2,090	2,695,891
American Express Co.,
Sr. Unsec’d. Notes
2.500%	08/01/22	900	898,969
American Express Credit Corp.,
Sr. Unsec’d. Notes, MTN
1.875%	05/03/19	265	265,308
2.200%	03/03/20	1,400	1,407,325
2.250%	05/05/21	1,100	1,098,396
Blackstone CQP Holdco LP,
Sr. Sec’d. Notes, 144A
6.000%	08/18/21	267	260,993
6.500%	03/20/21	1,634	1,650,339
CBOE Holdings, Inc.,
Sr. Unsec’d. Notes
3.650%	01/12/27	275	281,595
Charles Schwab Corp. (The),
Sr. Unsec’d. Notes
3.200%	03/02/27	800	804,789
CME Group, Inc.,
Sr. Unsec’d. Notes
3.000%	03/15/25	800	811,134
DFC Finance Corp.,
Sr. Sec’d. Notes, 144A, Cash coupon 12.000% or PIK 11.000%
12.000%	06/16/20	469	280,027

A239

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Diversified Financial Services (cont’d.)
FBM Finance, Inc.,
Sr. Sec’d. Notes, 144A
8.250%	08/15/21		190	$203,300
Garfunkelux Holdco 3 SA (Luxembourg),
Sr. Sec’d. Notes, 3 Month Euribor + 3.500%
3.500%(c)	09/01/23		EUR 100	118,189
Infinity Acquisition LLC/Infinity Acquisition Finance Corp.,
Sr. Unsec’d. Notes, 144A
7.250%	08/01/22		60	58,650
Intercontinental Exchange, Inc.,
Gtd. Notes
2.500%	10/15/18		500	503,844
3.750%	12/01/25		290	304,322
Intrum Justitia AB (Sweden),
Sr. Unsec’d. Notes, 3 Month Euribor + 2.630%
2.625%(c)	07/15/22		EUR 100	120,110
Jefferies Finance LLC/JFIN Co.- Issuer Corp.,
Sr. Unsec’d. Notes, 144A
6.875%	04/15/22		447	449,235
7.375%	04/01/20		410	422,813
Jefferies Group LLC,
Sr. Unsec’d. Notes
4.850%	01/15/27		800	839,709
Jerrold Finco PLC (United Kingdom),
Sr. Sec’d. Notes, MTN
6.250%	09/15/21		GBP 100	140,137
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.,
Gtd. Notes, 144A
5.250%	10/01/25		272	269,451
Sr. Unsec’d. Notes, 144A
5.250%	03/15/22		74	75,480
Legg Mason, Inc.,
Sr. Unsec’d. Notes
2.700%	07/15/19		985	996,648
4.750%	03/15/26		75	79,676
Lehman Brothers Holdings, Inc.,
Sr. Unsec’d. Notes, EMTN(d)
2.450%	02/05/14		EUR 900	77,650
4.750%	01/16/14		EUR 415	35,805
5.375%	10/17/12		EUR 50	4,314
LHC3 PLC (United Kingdom),
Sr. Sec’d. Notes, Cash coupon 4.125% or PIK 4.875%
4.125%	08/15/24		EUR 101	121,262
Mastercard, Inc.,
Sr. Unsec’d. Notes
2.950%	11/21/26		920	919,941
3.375%	04/01/24	1,400		1,461,457
Mercury Bondco PLC (Italy),
Sr. Sec’d. Notes, Cash coupon 8.250% or PIK 9.000%
8.250%	05/30/21		EUR 100	124,247
Nasdaq, Inc.,
Sr. Unsec’d. Notes
3.850%	06/30/26		532	547,349
Navient Corp.,
Sr. Unsec’d. Notes
5.875%	10/25/24		165	167,475
6.500%	06/15/22		87	92,274
6.625%	07/26/21		361	386,270
6.750%	06/25/25		226	235,040

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Diversified Financial Services (cont’d.)
7.250%	09/25/23	228	$247,665
Sr. Unsec’d. Notes, MTN
5.500%	01/25/23	173	175,163
5.625%	08/01/33	271	233,954
6.125%	03/25/24(a)	53	54,643
Navient Solutions LLC,
Sr. Unsec’d. Notes
3.547%(s)	10/03/22	910	798,362
OneMain Financial Holdings LLC,
Gtd. Notes, 144A
6.750%	12/15/19	291	301,913
7.250%	12/15/21	101	105,419
ORIX Corp. (Japan),
Sr. Unsec’d. Notes
2.900%	07/18/22	280	281,063
Springleaf Finance Corp.,
Gtd. Notes
6.125%	05/15/22	90	95,315
Synchrony Financial,
Sr. Unsec’d. Notes
3.000%	08/15/19	800	813,077
TD Ameritrade Holding Corp.,
Sr. Unsec’d. Notes
2.950%	04/01/22	1,100	1,122,625
3.300%	04/01/27	1,225	1,232,670
Tempo Acquisition LLC/Tempo Acquisition Finance Corp.,
Sr. Unsec’d. Notes, 144A
6.750%	06/01/25(a)	380	383,800
Viridian Group FinanceCo PLC (United Kingdom),
Sr. Sec’d. Notes
4.750%	09/15/24	GBP 100	133,176
Visa, Inc.,
Sr. Unsec’d. Notes
2.800%	12/14/22	670	685,105
3.150%	12/14/25	1,160	1,188,427
4.150%	12/14/35	300	327,452
4.300%	12/14/45	840	929,579

			29,640,355

Electric — 0.6%
AES Corp.,
Sr. Unsec’d. Notes
4.875%	05/15/23	175	180,249
5.500%	03/15/24	220	229,075
Alabama Power Co.,
Sr. Unsec’d. Notes
3.750%	03/01/45	135	135,365
Berkshire Hathaway Energy Co.,
Sr. Unsec’d. Notes
2.000%	11/15/18	440	441,122
6.125%	04/01/36	200	256,722
Calpine Corp.,
Sr. Sec’d. Notes, 144A
5.250%	06/01/26	361	359,195
Sr. Unsec’d. Notes
5.375%	01/15/23(a)	199	193,806
Consolidated Edison Co. of New York, Inc.,
Sr. Unsec’d. Notes
4.200%	03/15/42	200	212,222

A240

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Electric (cont’d.)
ContourGlobal Power Holdings SA,
Sr. Sec’d. Notes
5.125%	06/15/21	EUR	100	$123,775
Dominion Energy, Inc.,
Sr. Unsec’d. Notes
4.050%	09/15/42		400	393,498
4.450%	03/15/21		500	534,945
Duke Energy Corp.,
Sr. Unsec’d. Notes
3.750%	09/01/46		95	91,514
5.050%	09/15/19		500	528,558
Duke Energy Florida LLC,
First Mortgage
3.850%	11/15/42		400	405,490
Dynegy, Inc.,
Gtd. Notes
7.375%	11/01/22(a)		450	468,563
Gtd. Notes, 144A
8.125%	01/30/26		205	211,150
Enel SpA (Italy),
Jr. Sub. Notes
5.000%	01/15/75	EUR	200	256,227
7.750%	09/10/75	GBP	100	153,061
Exelon Generation Co. LLC,
Sr. Unsec’d. Notes
5.750%	10/01/41		300	310,861
Gas Natural Fenosa Finance BV (Spain),
Gtd. Notes
4.125%	11/29/49	EUR	100	127,636
Mississippi Power Co.,
Sr. Unsec’d. Notes
4.250%	03/15/42		300	285,101
NextEra Energy Capital Holdings, Inc.,
Gtd. Notes
1.649%	09/01/18		340	339,852
2.700%	09/15/19		700	708,363
3.550%	05/01/27		570	585,864
NextEra Energy Operating Partners LP,
Gtd. Notes, 144A
4.250%	09/15/24		213	217,526
Northern States Power Co.,
First Mortgage
3.600%	09/15/47		300	295,933
NRG Energy, Inc.,
Gtd. Notes
6.250%	05/01/24		112	116,480
6.625%	03/15/23		50	51,688
6.625%	01/15/27		790	827,525
7.875%	05/15/21		112	115,220
NRG Yield Operating LLC,
Gtd. Notes
5.375%	08/15/24(a)		261	274,050
Oncor Electric Delivery Co. LLC,
Sr. Sec’d. Notes
7.000%	05/01/32		100	138,208
Pacific Gas & Electric Co.,
Sr. Unsec’d. Notes
3.250%	09/15/21		400	413,026
3.250%	06/15/23		500	517,276

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Electric (cont’d.)
3.750%	08/15/42		100	$100,806
PECO Energy Co.,
First Mortgage
2.375%	09/15/22		1,000	999,473
PPL Capital Funding, Inc.,
Gtd. Notes
4.000%	09/15/47		200	198,778
Progress Energy, Inc.,
Sr. Unsec’d. Notes
3.150%	04/01/22		100	101,905
4.400%	01/15/21		500	528,877
PSEG Power LLC,
Gtd. Notes
2.450%	11/15/18		60	60,294
4.150%	09/15/21		250	263,442
RWE AG (Germany),
Jr. Sub. Notes
2.750%	04/21/75	EUR	70	84,842
SCANA Corp.,
Sr. Unsec’d. Notes
4.125%	02/01/22		50	51,510
Sr. Unsec’d. Notes, MTN
4.750%	05/15/21		100	104,974
Sierra Pacific Power Co.,
General Ref. Mortgage
2.600%	05/01/26		1,000	965,951
South Carolina Electric & Gas Co.,
First Mortgage
4.100%	06/15/46		300	303,577
Southern Power Co.,
Sr. Unsec’d. Notes
5.150%	09/15/41		100	108,783
Talen Energy Supply LLC,
Gtd. Notes
6.500%	06/01/25		106	80,825
Tampa Electric Co.,
Sr. Unsec’d. Notes
2.600%	09/15/22		500	498,157
Virginia Electric & Power Co.,
Sr. Unsec’d. Notes
4.200%	05/15/45		320	338,871
Viridian Power & Energy Ltd. (United Kingdom),
Sr. Sec’d. Notes
4.000%	09/15/25	EUR	100	118,469

				15,408,680

Electrical Components & Equipment — 0.0%
Belden, Inc.,
Gtd. Notes, MTN
5.500%	04/15/23	EUR	4	4,964
GrafTech International Ltd.,
Gtd. Notes
6.375%	11/15/20		266	258,685
Senvion Holding GmbH (Germany),
Sr. Sec’d. Notes, 144A
3.875%	10/25/22	EUR	100	119,341

				382,990

A241

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Electrical Equipment — 0.0%
Allegion US Holding Co., Inc.,
Sr. Unsec’d. Notes
3.200%	10/01/24		1,100	$1,096,579

Electronics — 0.2%
Amphenol Corp.,
Sr. Unsec’d. Notes
2.550%	01/30/19		700	704,542
Arrow Electronics, Inc.,
Sr. Unsec’d. Notes
3.250%	09/08/24		365	360,894
3.875%	01/12/28		245	244,477
Fortive Corp.,
Sr. Unsec’d. Notes
1.800%	06/15/19		250	249,770
Tech Data Corp.,
Sr. Unsec’d. Notes
4.950%	02/15/27		237	244,453
Trionista Holdco GmbH (Luxembourg),
Sr. Sec’d. Notes
5.000%	04/30/20	EUR	410	491,394
Trionista TopCo GmbH (Luxembourg),
Sec’d. Notes
6.875%	04/30/21	EUR	100	122,574
TTM Technologies, Inc.,
Gtd. Notes, 144A
5.625%	10/01/25		164	165,948
Tyco Electronics Group SA (Switzerland),
Gtd. Notes
2.350%	08/01/19		555	557,959
2.375%	12/17/18		250	251,417
3.125%	08/15/27		195	194,462
6.550%	10/01/17		200	200,000

				3,787,890

Energy-Alternate Sources — 0.0%
Pattern Energy Group, Inc.,
Gtd. Notes, 144A
5.875%	02/01/24		167	176,185
TerraForm Power Operating LLC,
Gtd. Notes, 144A
6.375%	02/01/23		233	242,320

				418,505

Engineering & Construction — 0.0%
Engility Corp.,
Gtd. Notes
8.875%	09/01/24		262	287,545
New Enterprise Stone & Lime Co., Inc.,
Sr. Unsec’d. Notes, 144A
10.125%	04/01/22		195	210,113
SPIE SA (France),
Gtd. Notes
3.125%	03/22/24	EUR	100	123,522
Swissport Financing Sarl (Luxembourg),
Gtd. Notes
9.750%	12/15/22	EUR	100	127,640
Tutor Perini Corp.,
Gtd. Notes, 144A
6.875%	05/01/25(a)		169	183,365

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Engineering & Construction (cont’d.)
Weekley Homes LLC/Weekley Finance Corp.,
Sr. Unsec’d. Notes, 144A
6.625%	08/15/25		144	$139,320

				1,071,505

Entertainment — 0.2%
Codere Finance 2 Luxembourg SA (Spain),
Sr. Sec’d. Notes
6.750%	11/01/21	EUR	100	123,755
CPUK Finance Ltd. (United Kingdom),
Sec’d. Notes
4.250%	02/28/47	GBP	100	136,330
Eldorado Resorts, Inc.,
Gtd. Notes
6.000%	04/01/25		155	162,750
GLP Capital LP/GLP Financing II, Inc.,
Gtd. Notes
5.375%	11/01/23		60	65,700
5.375%	04/15/26		92	100,395
Jacobs Entertainment, Inc.,
Sec’d. Notes, 144A
7.875%	02/01/24		72	77,580
Lions Gate Entertainment Corp.,
Gtd. Notes, 144A
5.875%	11/01/24		112	117,600
Scientific Games International, Inc.,
Gtd. Notes
10.000%	12/01/22		1,253	1,387,698
Sr. Sec’d. Notes, 144A
7.000%	01/01/22		1,496	1,587,630
Six Flags Entertainment Corp.,
Gtd. Notes, 144A
4.875%	07/31/24		623	633,903
5.500%	04/15/27		166	170,150
Vue International Bidco PLC (United Kingdom),
Sr. Sec’d. Notes
7.875%	07/15/20	GBP	108	147,810
WMG Acquisition Corp.,
Sr. Sec’d. Notes
4.125%	11/01/24	EUR	100	125,293

				4,836,594

Environmental Control — 0.1%
Advanced Disposal Services, Inc.,
Gtd. Notes, 144A
5.625%	11/15/24		295	308,275
Bilbao Luxembourg SA (Luxembourg),
Sr. Sec’d. Notes, MTN
10.500%	12/01/18	EUR	107	127,074
CD&R Waterworks Merger Sub LLC,
Sr. Unsec’d. Notes, 144A
6.125%	08/15/25(a)		436	447,445
Paprec Holding SA (France),
Sr. Sec’d. Notes
5.250%	04/01/22	EUR	100	123,582
Tervita Escrow Corp. (Canada),
Sec’d. Notes, 144A
7.625%	12/01/21		485	491,063

A242

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Environmental Control (cont’d.)
Wrangler Buyer Corp.,
Sr. Unsec’d. Notes, 144A
6.000%	10/01/25		132	$134,310

				1,631,749

Food Service — 0.0%
Aramark Services, Inc.,
Gtd. Notes
4.750%	06/01/26		398	419,054

Foods — 0.3%
Albertsons Cos LLC/Safeway, Inc./New Albertson’s, Inc./Albertson’s LLC,
Gtd. Notes
5.750%	03/15/25		167	146,959
6.625%	06/15/24(a)		128	119,519
B&G Foods, Inc.,
Gtd. Notes
5.250%	04/01/25		156	159,899
Casino Guichard Perrachon SA (France),
Sr. Unsec’d. Notes, EMTN
4.498%	03/07/24	EUR	200	264,076
4.561%	01/25/23	EUR	200	266,357
Chobani LLC/Chobani Finance Corp., Inc.,
Gtd. Notes, 144A
7.500%	04/15/25		385	419,649
Conagra Brands, Inc.,
Sr. Unsec’d. Notes
3.200%	01/25/23		627	638,215
JBS USA LUX SA/JBS USA Finance, Inc. (Brazil),
Gtd. Notes, 144A
5.750%	06/15/25		554	551,923
5.875%	07/15/24		184	184,460
JM Smucker Co. (The),
Sr. Unsec’d. Notes
2.500%	03/15/20		325	328,040
Kraft Heinz Foods Co.,
Gtd. Notes
5.200%	07/15/45		300	328,623
Lamb Weston Holdings, Inc.,
Gtd. Notes, 144A
4.625%	11/01/24		21	21,893
McCormick & Co., Inc.,
Sr. Unsec’d. Notes
2.700%	08/15/22(a)		625	627,950
Pilgrim’s Pride Corp.,
Gtd. Notes, 144A
5.750%	03/15/25		208	214,760
Sr. Unsec’d. Notes, 144A
5.875%	09/30/27		226	230,803
Post Holdings, Inc.,
Gtd. Notes, 144A
5.000%	08/15/26		580	578,550
5.500%	03/01/25		132	136,950
5.750%	03/01/27		341	351,230
Sysco Corp.,
Gtd. Notes
1.900%	04/01/19		365	364,774
2.600%	10/01/20		710	720,445

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Foods (cont’d.)
Tyson Foods, Inc.,
Gtd. Notes
2.650%	08/15/19	385	$389,589
WhiteWave Foods Co. (The) (France),
Gtd. Notes
5.375%	10/01/22	200	225,214

			7,269,878

Forest Products & Paper — 0.0%
Mercer International, Inc. (Canada),
Sr. Unsec’d. Notes
6.500%	02/01/24	137	142,480

Gas — 0.1%
NGL Energy Partners LP/NGL Energy Finance Corp.,
Gtd. Notes
5.125%	07/15/19	115	115,000
6.875%	10/15/21	268	268,000
7.500%	11/01/23	313	311,435
Southern California Gas Co.,
First Mortgage
3.750%	09/15/42	650	661,942
Southern Star Central Corp.,
Sr. Unsec’d. Notes, 144A
5.125%	07/15/22	145	149,531

			1,505,908

Healthcare-Products — 0.8%
Abbott Laboratories,
Sr. Unsec’d. Notes
2.000%	09/15/18	385	385,997
2.350%	11/22/19	940	947,655
2.550%	03/15/22	1,025	1,025,570
3.400%	11/30/23	1,100	1,134,269
3.750%	11/30/26	900	923,491
Alere, Inc.,
Gtd. Notes, 144A
6.375%	07/01/23	232	249,979
Baxter International, Inc.,
Sr. Unsec’d. Notes
2.600%	08/15/26	1,020	970,006
Becton Dickinson & Co.,
Sr. Unsec’d. Notes
2.404%	06/05/20	385	386,351
2.675%	12/15/19	188	190,257
2.894%	06/06/22	375	376,220
3.363%	06/06/24	2,000	2,018,659
Boston Scientific Corp.,
Sr. Unsec’d. Notes
2.650%	10/01/18	500	504,474
2.850%	05/15/20	145	147,420
3.850%	05/15/25	900	934,430
DJO Finco, Inc./DJO Finance LLC/DJO Finance Corp.,
Sec’d. Notes, 144A
8.125%	06/15/21	997	954,628
Hologic, Inc.,
Gtd. Notes, 144A
5.250%	07/15/22	431	452,550

A243

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Healthcare-Products (cont’d.)
Mallinckrodt International Finance SA/Mallinckrodt CB LLC,
Gtd. Notes, 144A
4.875%	04/15/20	214	$212,930
5.500%	04/15/25(a)	401	361,903
5.625%	10/15/23	131	122,321
5.750%	08/01/22(a)	201	196,478
Medtronic, Inc.,
Gtd. Notes
2.500%	03/15/20	465	471,837
3.150%	03/15/22	585	605,740
Ortho-Clinical Diagnostics, Inc./Ortho-Clinical Diagnostics SA,
Sr. Unsec’d. Notes, 144A
6.625%	05/15/22(a)	1,245	1,220,100
Sterigenics-Nordion Holdings LLC,
Sr. Unsec’d. Notes, 144A
6.500%	05/15/23	106	110,240
Stryker Corp.,
Sr. Unsec’d. Notes
2.000%	03/08/19	235	235,495
3.375%	05/15/24	1,000	1,030,687
4.375%	05/15/44	300	313,806
Teleflex, Inc.,
Gtd. Notes
4.875%	06/01/26	56	58,100
Thermo Fisher Scientific, Inc.,
Sr. Unsec’d. Notes
2.150%	12/14/18	255	256,132
3.000%	04/15/23	305	310,040
Zimmer Biomet Holdings, Inc.,
Sr. Unsec’d. Notes
2.000%	04/01/18	370	370,380
2.700%	04/01/20	905	914,033

			18,392,178

Healthcare-Services — 1.0%
Acadia Healthcare Co., Inc.,
Gtd. Notes
5.125%	07/01/22	63	65,230
5.625%	02/15/23	415	435,749
6.500%	03/01/24	82	88,048
Air Medical Group Holdings, Inc.,
Sr. Unsec’d. Notes, 144A
6.375%	05/15/23	88	84,699
Centene Corp.,
Sr. Unsec’d. Notes
4.750%	05/15/22	359	374,706
4.750%	01/15/25	525	544,688
5.625%	02/15/21	470	488,893
6.125%	02/15/24	49	52,981
CHS/Community Health Systems, Inc.,
Gtd. Notes
7.125%	07/15/20(a)	327	295,118
8.000%	11/15/19(a)	656	638,779
Sr. Sec’d. Notes
5.125%	08/01/21(a)	211	208,363
6.250%	03/31/23	970	953,025
DaVita, Inc.,
Gtd. Notes
5.000%	05/01/25	371	366,006

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Healthcare-Services (cont’d.)
Eagle Holding Co. II LLC,
Sr. Unsec’d. Notes, 144A, Cash coupon 7.625% or PIK 8.375%
7.625%	05/15/22	322	$334,075
Envision Healthcare Corp.,
Gtd. Notes
5.625%	07/15/22	980	1,021,649
Gtd. Notes, 144A
5.125%	07/01/22	205	212,688
6.250%	12/01/24	302	323,895
HCA, Inc.,
Gtd. Notes
5.375%	02/01/25	1,387	1,461,551
5.875%	05/01/23	280	304,500
5.875%	02/15/26	662	710,823
Sr. Sec’d. Notes
4.500%	02/15/27	191	195,298
5.000%	03/15/24	1,704	1,814,760
5.250%	04/15/25	471	509,269
5.250%	06/15/26	914	984,835
5.500%	06/15/47	1,171	1,213,449
5.875%	03/15/22	397	439,678
HealthSouth Corp.,
Gtd. Notes
5.750%	11/01/24	194	199,093
Humana, Inc.,
Sr. Unsec’d. Notes
2.625%	10/01/19	605	611,750
IASIS Healthcare LLC/IASIS Capital Corp.,
Gtd. Notes
8.375%	05/15/19(a)	292	293,132
Laboratory Corp. of America Holdings,
Sr. Unsec’d. Notes
3.600%	02/01/25	250	254,962
MEDNAX, Inc.,
Gtd. Notes, 144A
5.250%	12/01/23	364	381,290
Molina Healthcare, Inc.,
Gtd. Notes, 144A
4.875%	06/15/25	130	128,050
MPH Acquisition Holdings LLC,
Gtd. Notes, 144A
7.125%	06/01/24	988	1,062,100
RegionalCare Hospital Partners Holdings, Inc.,
Sr. Sec’d. Notes, 144A
8.250%	05/01/23	355	373,194
SP Finco LLC,
Gtd. Notes, 144A
6.750%	07/01/25(a)	329	309,260
Surgery Center Holdings, Inc.,
Gtd. Notes, 144A
8.875%	04/15/21	174	182,700
Synlab Bondco PLC (United Kingdom),
Sr. Sec’d. Notes
6.250%	07/01/22	EUR 125	157,381
Synlab Unsecured Bondco PLC (United Kingdom),
Gtd. Notes
8.250%	07/01/23	EUR 100	129,306

A244

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Healthcare-Services (cont’d.)
Tenet Healthcare Corp.,
Sec’d. Notes, 144A
5.125%	05/01/25(a)	437	$430,991
7.500%	01/01/22	180	190,575
Sr. Sec’d. Notes
6.000%	10/01/20	354	377,261
Sr. Sec’d. Notes, 144A
4.625%	07/15/24	191	189,273
Sr. Unsec’d. Notes
6.750%	06/15/23(a)	876	840,960
8.125%	04/01/22(a)	835	849,613
Sr. Unsec’d. Notes, 144A
7.000%	08/01/25(a)	477	448,380
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes
2.700%	07/15/20	150	152,984
3.100%	03/15/26	275	278,216
4.250%	04/15/47	200	214,483
4.750%	07/15/45	800	923,885
WellCare Health Plans, Inc.,
Sr. Unsec’d. Notes
5.250%	04/01/25	104	109,460

			23,211,054

Home Builders — 0.1%
Brookfield Residential Properties, Inc. (Canada),
Gtd. Notes, 144A
6.375%	05/15/25	85	89,463
CalAtlantic Group, Inc.,
Gtd. Notes
5.250%	06/01/26	230	238,049
5.375%	10/01/22	5	5,445
8.375%	01/15/21	117	136,486
K Hovnanian Enterprises, Inc.,
Sec’d. Notes, 144A
10.000%	07/15/22	70	72,450
10.500%	07/15/24	121	126,748
Lennar Corp.,
Gtd. Notes
4.125%	01/15/22	143	147,648
4.500%	06/15/19	48	49,380
4.750%	04/01/21	34	35,785
4.750%	11/15/22	203	214,673
4.875%	12/15/23	169	178,718
Mattamy Group Corp. (Canada),
Sr. Unsec’d. Notes, 144A
6.500%	10/01/25	213	218,325
6.875%	12/15/23	126	131,591
Meritage Homes Corp.,
Gtd. Notes
5.125%	06/06/27	127	127,318
PulteGroup, Inc.,
Gtd. Notes
6.000%	02/15/35	163	169,928
6.375%	05/15/33	340	368,900
TRI Pointe Group, Inc.,
Gtd. Notes
4.875%	07/01/21	46	48,070
5.250%	06/01/27	160	162,600

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Home Builders (cont’d.)
TRI Pointe Group, Inc./TRI Pointe Homes, Inc.,
Gtd. Notes
4.375%	06/15/19		245	$250,206
5.875%	06/15/24		154	164,780
William Lyon Homes, Inc.,
Gtd. Notes
5.875%	01/31/25		74	75,850

				3,012,413

Home Furnishings — 0.0%
Tempur Sealy International, Inc.,
Gtd. Notes
5.500%	06/15/26		345	353,625

Household Products/Wares — 0.0%
Prestige Brands, Inc.,
Gtd. Notes, 144A
6.375%	03/01/24		126	135,450

Housewares — 0.0%
Newell Brands, Inc.,
Sr. Unsec’d. Notes
2.600%	03/29/19		43	43,344
3.850%	04/01/23		415	436,000

				479,344

Independent Power & Renewable Electricity Producers — 0.0%
MMC Energy, Inc., Escrow Shares,
Gtd. Notes^
2.511%	10/15/99		566	—

Insurance — 0.5%
Aflac, Inc.,
Sr. Unsec’d. Notes
3.250%	03/17/25		900	915,153
4.000%	10/15/46		75	74,833
Alliant Holdings Intermediate LLC,
Sr. Unsec’d. Notes, 144A
8.250%	08/01/23		1,122	1,186,279
Allstate Corp. (The),
Sr. Unsec’d. Notes
4.200%	12/15/46		55	58,483
American Financial Group, Inc.,
Sr. Unsec’d. Notes
3.500%	08/15/26		400	400,351
American International Group, Inc.,
Sr. Unsec’d. Notes
3.300%	03/01/21		215	221,531
Aon PLC,
Gtd. Notes
2.800%	03/15/21		1,160	1,164,845
Arch Capital Finance LLC,
Gtd. Notes
4.011%	12/15/26		500	518,511
Ardonagh Midco 3 PLC (United Kingdom),
Sr. Sec’d. Notes, 144A
8.625%	07/15/23		532	559,930
Sr. Sec’d. Notes, MTN
8.375%	07/15/23	GBP	100	138,690

A245

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Insurance (cont’d.)
Assicurazioni Generali SpA (Italy),
Sub. Notes, EMTN
5.500%	10/27/47	EUR	100	$136,900
7.750%	12/12/42	EUR	100	147,807
AssuredPartners, Inc.,
Sr. Unsec’d. Notes, 144A
7.000%	08/15/25		63	64,496
Berkshire Hathaway, Inc.,
Sr. Unsec’d. Notes
3.000%	02/11/23		600	617,502
3.125%	03/15/26		705	712,998
4.500%	02/11/43(a)		500	558,867
BNP Paribas Cardif SA (France),
Sub. Notes
4.032%	11/29/49	EUR	100	128,209
Chubb Corp. (The),
Gtd. Notes
5.750%	05/15/18		700	717,318
Chubb INA Holdings, Inc.,
Gtd. Notes
3.350%	05/15/24		655	678,169
Fidelity National Financial, Inc.,
Sr. Unsec’d. Notes
5.500%	09/01/22		475	520,760
Groupama SA (France),
Sub. Notes
6.000%	01/23/27	EUR	100	145,819
HUB International Ltd.,
Sr. Unsec’d. Notes, 144A
7.875%	10/01/21		792	824,670
Markel Corp.,
Sr. Unsec’d. Notes
5.350%	06/01/21		100	108,973
Marsh & McLennan Cos., Inc.,
Sr. Unsec’d. Notes
2.350%	09/10/19		620	623,669
3.300%	03/14/23		140	144,804
4.350%	01/30/47		45	48,063
Sr. Unsec’d. Notes, MTN
2.550%	10/15/18		300	302,058
MetLife, Inc.,
Sr. Unsec’d. Notes
3.048%	12/15/22		900	921,770
MGIC Investment Corp.,
Sr. Unsec’d. Notes
5.750%	08/15/23		111	122,100
Old Mutual PLC (United Kingdom),
Sub. Notes, EMTN
8.000%	06/03/21	GBP	100	153,773
Protective Life Corp.,
Sr. Unsec’d. Notes
8.450%	10/15/39		48	71,193
Radian Group, Inc.,
Sr. Unsec’d. Notes
4.500%	10/01/24		240	244,800
7.000%	03/15/21		33	37,455
USIS Merger Sub, Inc.,
Sr. Unsec’d. Notes, 144A
6.875%	05/01/25		74	75,388

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Insurance (cont’d.)

				$13,346,167

Internet — 0.6%
Alibaba Group Holding Ltd. (China),
Sr. Unsec’d. Notes
2.500%	11/28/19		940	947,688
3.600%	11/28/24(a)		1,300	1,347,223
Amazon.com, Inc.,
Sr. Unsec’d. Notes, 144A
2.800%	08/22/24		415	416,594
3.150%	08/22/27		650	654,642
Baidu, Inc. (China),
Sr. Unsec’d. Notes
2.750%	06/09/19		200	201,579
3.250%	08/06/18		300	302,801
eBay, Inc.,
Sr. Unsec’d. Notes
2.200%	08/01/19		800	803,289
2.500%	03/09/18		800	803,099
2.750%	01/30/23		900	897,166
Expedia, Inc.,
Gtd. Notes
5.000%	02/15/26		775	842,824
Netflix, Inc.,
Sr. Unsec’d. Notes
3.625%	05/15/27	EUR	100	119,974
5.500%	02/15/22		222	241,980
Sr. Unsec’d. Notes, 144A
4.375%	11/15/26(a)		756	758,601
Priceline Group, Inc. (The),
Sr. Unsec’d. Notes
3.600%	06/01/26		1,500	1,525,100
Symantec Corp.,
Sr. Unsec’d. Notes, 144A
5.000%	04/15/25		192	200,761
TIBCO Software, Inc.,
Sr. Unsec’d. Notes, 144A
11.375%	12/01/21		1,133	1,240,635
United Group BV (Netherlands),
Sr. Sec’d. Notes
4.375%	07/01/22	EUR	125	151,432
Zayo Group LLC/Zayo Capital, Inc.,
Gtd. Notes
6.000%	04/01/23		952	1,005,550
6.375%	05/15/25		390	420,276
Gtd. Notes, 144A
5.750%	01/15/27		901	955,060

				13,836,274

Iron/Steel — 0.2%
ArcelorMittal (Luxembourg),
Sr. Unsec’d. Notes
7.250%	03/01/41		300	355,125
Sr. Unsec’d. Notes, EMTN
3.125%	01/14/22	EUR	100	128,521
Big River Steel LLC/BRS Finance Corp.,
Sr. Sec’d. Notes, 144A
7.250%	09/01/25		213	225,993

A246

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Iron/Steel (cont’d.)
Ovako AB (Sweden),
Sr. Sec’d. Notes, MTN
5.000%	10/05/22	EUR	100	$120,825
Signode Industrial Group Lux SA/Signode Industrial Group US, Inc.,
Gtd. Notes, 144A
6.375%	05/01/22		875	907,813
Steel Dynamics, Inc.,
Gtd. Notes
5.000%	12/15/26		220	234,850
5.125%	10/01/21		205	210,894
5.250%	04/15/23		285	296,400
5.500%	10/01/24		411	439,770
Gtd. Notes, 144A
4.125%	09/15/25		234	235,900
thyssenkrupp AG (Germany),
Sr. Unsec’d. Notes
1.375%	03/03/22	EUR	75	89,812
United States Steel Corp.,
Sr. Sec’d. Notes, 144A
8.375%	07/01/21		420	464,100
Vale Overseas Ltd. (Brazil),
Gtd. Notes
4.375%	01/11/22		99	103,158

				3,813,161

Leisure Time — 0.0%
Sabre GLBL, Inc.,
Sr. Sec’d. Notes, 144A
5.250%	11/15/23		71	72,953
5.375%	04/15/23		269	278,765
Viking Cruises Ltd.,
Gtd. Notes, 144A
5.875%	09/15/27		377	378,301

				730,019

Lodging — 0.3%
Caesars Entertainment Resort Properties LLC/Caesars Entertainment Resort Properties,
Sr. Sec’d. Notes
8.000%	10/01/20(a)		1,225	1,252,563
CRC Escrow Issuer LLC/CRC Finco, Inc.,
Sr. Unsec’d. Notes, 144A^
5.250%	10/15/25		717	716,999
Hilton Domestic Operating Co., Inc.,
Gtd. Notes
4.250%	09/01/24		93	94,860
Melco Resorts Finance Ltd. (Hong Kong),
Sr. Unsec’d. Notes, 144A
4.875%	06/06/25		255	256,219
MGM Resorts International,
Gtd. Notes
4.625%	09/01/26		169	171,113
5.250%	03/31/20		43	45,526
6.000%	03/15/23		318	350,595
6.625%	12/15/21		801	901,125
6.750%	10/01/20		241	265,703
7.750%	03/15/22		332	387,610

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Lodging (cont’d.)
NH Hotel Group SA (Spain),
Sr. Sec’d. Notes
3.750%	10/01/23	EUR	129	$161,303
Station Casinos LLC,
Gtd. Notes
7.500%	03/01/21(a)		543	563,363
Gtd. Notes, 144A
5.000%	10/01/25		469	470,126
TVL Finance PLC (United Kingdom),
Sr. Sec’d. Notes, 3 Month GBP LIBOR + 4.880%
5.156%(c)	05/15/23	GBP	100	134,732
Wyndham Worldwide Corp.,
Sr. Unsec’d. Notes
4.150%	04/01/24		1,400	1,419,507

				7,191,344

Machinery-Construction & Mining — 0.1%
BlueLine Rental Finance Corp./BlueLine Rental LLC,
Sec’d. Notes, 144A
9.250%	03/15/24		1,207	1,299,034
NEW Areva Holding SA (France),
Gtd. Notes, EMTN
4.875%	09/23/24	EUR	100	131,675
Terex Corp.,
Gtd. Notes, 144A
5.625%	02/01/25(a)		602	634,358
Vertiv Group Corp.,
Sr. Unsec’d. Notes, 144A
9.250%	10/15/24		710	798,750

				2,863,817

Machinery-Diversified — 0.0%
CNH Industrial Finance Europe SA (United Kingdom),
Gtd. Notes, EMTN
1.375%	05/23/22	EUR	100	120,521
Roper Technologies, Inc.,
Sr. Unsec’d. Notes
2.050%	10/01/18		500	501,205
SPX FLOW, Inc.,
Gtd. Notes, 144A
5.625%	08/15/24		200	209,500
5.875%	08/15/26		166	175,130

				1,006,356

Media — 1.6%
Altice Financing SA (Luxembourg),
Sr. Sec’d. Notes, 144A
6.625%	02/15/23		200	211,999
7.500%	05/15/26		1,519	1,670,899
Altice SA (Luxembourg),
Gtd. Notes
6.250%	02/15/25	EUR	100	128,235
Gtd. Notes, 144A
7.750%	05/15/22		730	774,713
Altice US Finance I Corp.,
Sr. Sec’d. Notes, 144A
5.375%	07/15/23		1,180	1,247,849

A247

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Media (cont’d.)
AMC Networks, Inc.,
Gtd. Notes
4.750%	08/01/25	407	$411,069
5.000%	04/01/24	153	157,973
Block Communications, Inc.,
Sr. Unsec’d. Notes, 144A
6.875%	02/15/25	137	148,686
Cablevision Systems Corp.,
Sr. Unsec’d. Notes
7.750%	04/15/18	258	264,773
8.000%	04/15/20	521	577,659
CBS Radio, Inc.,
Gtd. Notes, 144A
7.250%	11/01/24(a)	96	102,479
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes, 144A
5.000%	02/01/28	415	413,568
5.125%	05/01/23	344	358,189
5.125%	05/01/27	2,957	2,997,659
Cengage Learning Acquistions, Inc., Escrow,
Sr. Sec’d. Notes^
2.503%	12/31/49	69	—
2.525%	12/31/25	356	—
Cequel Communications Holdings I LLC/Cequel Capital Corp.,
Sr. Unsec’d. Notes, 144A
5.125%	12/15/21	1,559	1,586,283
6.375%	09/15/20	205	209,356
7.750%	07/15/25	756	835,379
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes
3.579%	07/23/20	255	261,777
4.908%	07/23/25	2,100	2,244,933
6.484%	10/23/45	800	938,942
Clear Channel Worldwide Holdings, Inc.,
Gtd. Notes
6.500%	11/15/22	1,615	1,663,449
6.500%	11/15/22	152	155,989
7.625%	03/15/20	1,806	1,783,425
Comcast Corp.,
Gtd. Notes
3.400%	07/15/46	845	778,831
CSC Holdings LLC,
Gtd. Notes, 144A
6.625%	10/15/25	406	444,570
Sr. Unsec’d. Notes
5.250%	06/01/24	808	817,089
Sr. Unsec’d. Notes, 144A
10.125%	01/15/23	1,805	2,082,519
10.875%	10/15/25	1,091	1,348,749
DISH DBS Corp.,
Gtd. Notes
5.000%	03/15/23	904	923,775
5.875%	07/15/22	240	255,000
5.875%	11/15/24	140	146,738
7.750%	07/01/26	1,048	1,203,282
iHeartCommunications, Inc.,
Sr. Sec’d. Notes
9.000%	12/15/19	192	144,959

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Media (cont’d.)
9.000%	03/01/21		53	$37,629
10.625%	03/15/23		552	389,160
McGraw-Hill Global Education Holdings LLC/McGraw-Hill Global Education Finance,
Sr. Unsec’d. Notes, 144A
7.875%	05/15/24		119	117,364
Midcontinent Communications/Midcontinent Finance Corp.,
Gtd. Notes, 144A
6.875%	08/15/23		296	318,940
NBCUniversal Enterprise, Inc.,
Gtd. Notes, 144A
1.974%	04/15/19		400	401,331
Jr. Sub. Notes, 144A
5.250%	03/29/49		100	106,750
Radiate Holdco LLC/Radiate Finance, Inc.,
Sr. Unsec’d. Notes, 144A
6.625%	02/15/25(a)		441	431,078
SFR Group SA (France),
Sr. Sec’d. Notes
5.375%	05/15/22	EUR	100	123,390
Sr. Sec’d. Notes, 144A
6.000%	05/15/22		721	753,445
7.375%	05/01/26		2,040	2,203,200
Sirius XM Radio, Inc.,
Gtd. Notes, 144A
5.000%	08/01/27		149	151,980
5.375%	04/15/25(a)		250	263,750
TEGNA, Inc.,
Gtd. Notes, 144A
5.500%	09/15/24		81	85,253
Time Warner Cable LLC,
Sr. Sec’d. Notes
5.000%	02/01/20		300	317,172
Time Warner, Inc.,
Gtd. Notes
2.100%	06/01/19		600	600,989
2.950%	07/15/26		925	873,635
3.600%	07/15/25		275	275,982
Townsquare Media, Inc.,
Gtd. Notes, 144A
6.500%	04/01/23(a)		264	267,960
Tribune Media Co.,
Gtd. Notes
5.875%	07/15/22		337	350,480
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH (Germany),
Sr. Sec’d. Notes
4.000%	01/15/25	EUR	154	192,705
5.750%	01/15/23	EUR	139	170,842
Sr. Sec’d. Notes, 144A
5.000%	01/15/25		200	210,250
Univision Communications, Inc.,
Sr. Sec’d. Notes, 144A
5.125%	05/15/23		216	220,320
5.125%	02/15/25		470	474,113
UPCB Finance IV Ltd. (Netherlands),
Sr. Sec’d. Notes
4.000%	01/15/27	EUR	200	248,789

A248

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Media (cont’d.)
Urban One, Inc.,
Sr. Sec’d. Notes, 144A
7.375%	04/15/22			100	$100,000
Videotron Ltd. (Canada),
Sr. Unsec’d. Notes, 144A
5.125%	04/15/27			403	418,999
Virgin Media Finance PLC (United Kingdom),
Gtd. Notes, 144A
5.750%	01/15/25			924	957,495
Virgin Media Receivables Financing Notes I DAC (United Kingdom),
Sr. Sec’d. Notes
5.500%	09/15/24		GBP	100	137,190
5.500%	09/15/24		GBP	100	137,190
Virgin Media Secured Finance PLC (United Kingdom),
Sr. Sec’d. Notes
5.500%	01/15/25		GBP	180	252,958
Sr. Sec’d. Notes, 144A
5.250%	01/15/26			475	494,594
Sr. Sec’d. Notes, MTN
5.125%	01/15/25		GBP	100	140,700
Ziggo Bond Co. BV (Netherlands),
Sr. Sec’d. Notes
7.125%	05/15/24		EUR	100	132,915
Ziggo Bond Finance BV (Netherlands),
Sr. Unsec’d. Notes, 144A
5.875%	01/15/25			415	432,638

					40,081,981

Metal Fabricate/Hardware — 0.1%
Grinding Media, Inc./Moly-Cop AltaSteel Ltd.,
Sr. Sec’d. Notes, 144A
7.375%	12/15/23			266	288,610
Novelis Corp.,
Gtd. Notes, 144A
5.875%	09/30/26			1,516	1,538,740
6.250%	08/15/24			1,011	1,054,170

					2,881,520

Mining — 0.6%
Alcoa Nederland Holding BV,
Gtd. Notes, 144A
7.000%	09/30/26			200	226,499
Anglo American Capital PLC (United Kingdom),
Gtd. Notes, EMTN
3.250%	04/03/23		EUR	100	131,187
3.500%	03/28/22		EUR	100	131,537
Constellium NV (Netherlands),
Gtd. Notes, 144A
5.750%	05/15/24			362	361,999
Sr. Unsec’d. Notes, 144A
6.625%	03/01/25	(a)		849	869,164
First Quantum Minerals Ltd. (Zambia),
Gtd. Notes, 144A
7.000%	02/15/21			1,199	1,233,471
Freeport-McMoRan, Inc.,
Gtd. Notes
2.375%	03/15/18			1,831	1,831,000
3.100%	03/15/20	(a)		1,369	1,371,738
3.550%	03/01/22	(a)		308	303,285

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Mining (cont’d.)
3.875%	03/15/23		1,851	$1,823,235
5.450%	03/15/43		1,683	1,572,553
Joseph T Ryerson & Son, Inc.,
Sr. Sec’d. Notes, 144A
11.000%	05/15/22		226	253,120
Kaiser Aluminum Corp.,
Gtd. Notes
5.875%	05/15/24		146	156,220
Kinross Gold Corp. (Canada),
Gtd. Notes
6.875%	09/01/41		80	88,800
Gtd. Notes, 144A
4.500%	07/15/27		126	127,103
Nyrstar Netherlands Holdings BV (Belgium),
Gtd. Notes, MTN, 144A
6.875%	03/15/24	EUR	100	124,122
Southern Copper Corp. (Peru),
Sr. Unsec’d. Notes
3.875%	04/23/25		600	619,726
5.875%	04/23/45		300	341,664
Teck Resources Ltd. (Canada),
Gtd. Notes
3.750%	02/01/23		679	687,623
4.500%	01/15/21		84	88,095
5.200%	03/01/42		668	664,660
5.400%	02/01/43		640	640,192
6.000%	08/15/40		413	448,105
Gtd. Notes, 144A
8.500%	06/01/24		1,119	1,284,053
Sr. Unsec’d. Notes
6.125%	10/01/35		123	137,760

				15,516,911

Miscellaneous Manufacturing — 0.2%
Bombardier, Inc. (Canada),
Sr. Unsec’d. Notes, 144A
6.000%	10/15/22		83	80,303
6.125%	01/15/23		360	349,019
7.500%	03/15/25		813	812,512
8.750%	12/01/21		946	1,014,111
Colfax Corp.,
Gtd. Notes
3.250%	05/15/25	EUR	100	122,244
EnPro Industries, Inc.,
Gtd. Notes, 144A
5.875%	09/15/22		135	140,906
Gates Global LLC/Gates Global Co.,
Gtd. Notes
5.750%	07/15/22	EUR	100	120,553
Gtd. Notes, 144A
6.000%	07/15/22		838	861,045
Illinois Tool Works, Inc.,
Sr. Unsec’d. Notes
1.950%	03/01/19		1,100	1,104,161
Ingersoll-Rand Global Holding Co. Ltd.,
Gtd. Notes
2.875%	01/15/19		75	75,855

A249

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Miscellaneous Manufacturing (cont’d.)
Koppers, Inc.,
Gtd. Notes, 144A
6.000%	02/15/25		275	$295,625

				4,976,334

Office/Business Equipment — 0.0%
CDW LLC/CDW Finance Corp.,
Gtd. Notes
5.000%	09/01/25		130	136,499
5.500%	12/01/24		642	715,034

				851,533

Oil & Gas — 1.5%
Alta Mesa Holdings LP/Alta Mesa Finance Services Corp.,
Gtd. Notes, 144A
7.875%	12/15/24		142	153,359
Antero Resources Corp.,
Gtd. Notes
5.125%	12/01/22		115	117,588
5.625%	06/01/23		60	62,549
Ascent Resources Utica Holdings LLC/ARU Finance Corp.,
Sr. Unsec’d. Notes, 144A
10.000%	04/01/22		354	379,665
BP Capital Markets PLC (United Kingdom),
Gtd. Notes
2.112%	09/16/21		720	716,796
2.237%	05/10/19		500	503,665
California Resources Corp.,
Sec’d. Notes, 144A
8.000%	12/15/22		185	120,249
Callon Petroleum Co.,
Gtd. Notes
6.125%	10/01/24		380	393,299
Canadian Natural Resources Ltd. (Canada),
Sr. Unsec’d. Notes
2.950%	01/15/23		290	288,303
Carrizo Oil & Gas, Inc.,
Gtd. Notes
6.250%	04/15/23	(a)	265	268,975
8.250%	07/15/25		138	149,903
Chesapeake Energy Corp.,
Gtd. Notes
6.875%	11/15/20		277	285,309
Gtd. Notes, 144A
8.000%	01/15/25		314	317,138
8.000%	06/15/27	(a)	1,322	1,308,779
Continental Resources, Inc.,
Gtd. Notes
3.800%	06/01/24	(a)	151	145,715
4.900%	06/01/44		349	316,718
Covey Park Energy LLC/Covey Park Finance Corp.,
Gtd. Notes, 144A
7.500%	05/15/25		386	399,993
CrownRock LP/CrownRock Finance, Inc.,
Sr. Unsec’d. Notes, 144A
7.125%	04/15/21		228	234,840
7.750%	02/15/23		225	240,188

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Oil & Gas (cont’d.)
DEA Finance SA (Luxembourg),
Gtd. Notes
7.500%	10/15/22		EUR 100	$130,562
Denbury Resources, Inc.,
Gtd. Notes
4.625%	07/15/23		66	34,980
5.500%	05/01/22		276	157,665
Diamond Offshore Drilling, Inc.,
Sr. Unsec’d. Notes
7.875%	08/15/25	(a)	112	118,440
Diamondback Energy, Inc.,
Gtd. Notes
5.375%	05/31/25		249	259,583
Eclipse Resources Corp.,
Gtd. Notes
8.875%	07/15/23		85	86,488
Ensco PLC,
Sr. Unsec’d. Notes
4.500%	10/01/24	(a)	179	148,570
5.200%	03/15/25		45	37,800
EP Energy LLC/Everest Acquisition Finance, Inc.,
Gtd. Notes
9.375%	05/01/20		401	333,833
Sr. Sec’d. Notes, 144A
8.000%	11/29/24	(a)	377	380,770
Extraction Oil & Gas, Inc.,
Gtd. Notes, 144A
7.375%	05/15/24		496	515,840
Extraction Oil & Gas, Inc./Extraction Finance Corp.,
Gtd. Notes, 144A
7.875%	07/15/21		419	442,045
Exxon Mobil Corp.,
Sr. Unsec’d. Notes
2.726%	03/01/23		520	528,836
Great Western Petroleum LLC/Great Western Finance Corp.,
Sr. Unsec’d. Notes, 144A
9.000%	09/30/21	(a)	522	525,263
Gulfport Energy Corp.,
Gtd. Notes
6.000%	10/15/24		174	175,305
6.625%	05/01/23		249	252,113
Halcon Resources Corp.,
Gtd. Notes, 144A
6.750%	02/15/25		1,382	1,430,370
Marathon Petroleum Corp.,
Sr. Unsec’d. Notes
2.700%	12/14/18		1,200	1,208,259
3.400%	12/15/20		1,100	1,135,216
Matador Resources Co.,
Gtd. Notes
6.875%	04/15/23		858	908,408
MEG Energy Corp. (Canada),
Gtd. Notes, 144A
6.375%	01/30/23		394	343,765
7.000%	03/31/24		502	430,465
Sec’d. Notes, 144A
6.500%	01/15/25	(a)	879	858,124

A250

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Oil & Gas (cont’d.)
Murphy Oil Corp.,
Sr. Unsec’d. Notes
4.700%	12/01/22	(a)	151	$151,000
6.125%	12/01/42		82	78,720
Newfield Exploration Co.,
Sr. Unsec’d. Notes
5.625%	07/01/24		135	144,788
Noble Holding International Ltd. (United Kingdom),
Gtd. Notes
4.625%	03/01/21		16	14,720
7.750%	01/15/24	(a)	285	252,938
Noble Holding US LLC/Noble Drilling Services 6 LLC/Noble Drilling Holding LLC,
Gtd. Notes
7.500%	03/15/19		165	169,950
Oasis Petroleum, Inc.,
Gtd. Notes
6.500%	11/01/21		97	98,940
6.875%	03/15/22		348	354,090
6.875%	01/15/23		61	61,915
Occidental Petroleum Corp.,
Sr. Unsec’d. Notes
3.500%	06/15/25		690	706,183
Parker Drilling Co.,
Gtd. Notes
7.500%	08/01/20		148	131,350
Parsley Energy LLC/Parsley Finance Corp.,
Gtd. Notes, 144A
5.250%	08/15/25		93	94,511
5.375%	01/15/25		391	399,309
6.250%	06/01/24		93	97,883
PBF Holding Co. LLC/PBF Finance Corp.,
Gtd. Notes, 144A
7.250%	06/15/25		259	264,828
Petroleos Mexicanos (Mexico),
Gtd. Notes
4.875%	01/24/22		300	314,625
5.500%	01/21/21		100	106,700
5.500%	06/27/44		128	119,360
Gtd. Notes, 144A
5.375%	03/13/22		47	50,217
Gtd. Notes, MTN
4.625%	09/21/23		515	531,944
5.500%	02/04/19		525	547,050
6.750%	09/21/47		455	484,075
Precision Drilling Corp. (Canada),
Gtd. Notes
5.250%	11/15/24		163	149,960
6.500%	12/15/21		65	65,813
6.625%	11/15/20		48	48,012
7.750%	12/15/23		100	102,000
QEP Resources, Inc.,
Sr. Unsec’d. Notes
5.375%	10/01/22		187	183,728
Range Resources Corp.,
Gtd. Notes
4.875%	05/15/25		66	65,010
Gtd. Notes, 144A
5.000%	03/15/23		143	141,928

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Oil & Gas (cont’d.)
5.875%	07/01/22		207	$213,728
Repsol International Finance BV (Spain),
Gtd. Notes
4.500%	03/25/75		EUR 100	127,845
Resolute Energy Corp.,
Gtd. Notes
8.500%	05/01/20		482	490,435
Rowan Cos., Inc.,
Gtd. Notes
4.875%	06/01/22		85	79,688
7.375%	06/15/25	(a)	827	808,393
RSP Permian, Inc.,
Gtd. Notes
6.625%	10/01/22		338	354,478
Gtd. Notes, 144A
5.250%	01/15/25		183	185,745
Sanchez Energy Corp.,
Gtd. Notes
6.125%	01/15/23	(a)	1,209	1,033,695
7.750%	06/15/21		5	4,738
Seven Generations Energy Ltd. (Canada),
Gtd. Notes, 144A
5.375%	09/30/25		414	417,105
6.875%	06/30/23		768	814,080
Shell International Finance BV (Netherlands),
Gtd. Notes
1.875%	05/10/21		800	794,304
2.125%	05/11/20		350	352,152
SM Energy Co.,
Sr. Unsec’d. Notes
5.625%	06/01/25	(a)	755	717,250
6.500%	11/15/21		175	176,750
6.500%	01/01/23		16	16,120
6.750%	09/15/26		86	86,000
Southwestern Energy Co.,
Sr. Unsec’d. Notes
7.500%	04/01/26		482	501,280
7.750%	10/01/27		149	154,588
Statoil ASA (Norway),
Gtd. Notes
1.950%	11/08/18		500	501,324
2.750%	11/10/21		1,035	1,055,119
Total Capital International SA (France),
Gtd. Notes
2.100%	06/19/19		500	503,824
TOTAL SA (France),
Jr. Sub. Notes, EMTN
3.875%	12/29/49		EUR 100	129,433
Transocean, Inc.,
Gtd. Notes
5.800%	10/15/22		318	312,435
6.000%	03/15/18		141	143,115
6.800%	03/15/38	(a)	214	174,410
Gtd. Notes, 144A
9.000%	07/15/23		825	888,938
Tullow Oil PLC (Ghana),
Gtd. Notes, 144A
6.250%	04/15/22		200	194,500

A251

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Oil & Gas (cont’d.)
Valero Energy Corp.,
Sr. Unsec’d. Notes
3.400%	09/15/26			700	$690,562
Whiting Petroleum Corp.,
Gtd. Notes
5.000%	03/15/19			891	891,267
WildHorse Resource Development Corp.,
Gtd. Notes, 144A
6.875%	02/01/25			164	163,795
WPX Energy, Inc.,
Sr. Unsec’d. Notes
5.250%	09/15/24			206	206,515
6.000%	01/15/22			275	284,281
7.500%	08/01/20			61	66,338
8.250%	08/01/23			210	235,463

					36,546,971

Oil & Gas Services — 0.1%
Pioneer Energy Services Corp.,
Gtd. Notes
6.125%	03/15/22			450	380,250
SESI LLC,
Gtd. Notes
7.125%	12/15/21			100	102,000
Gtd. Notes, 144A
7.750%	09/15/24			250	258,750
Trinidad Drilling Ltd. (Canada),
Gtd. Notes, 144A
6.625%	02/15/25			474	443,190
Weatherford International LLC,
Gtd. Notes
6.800%	06/15/37			155	134,075
Weatherford International Ltd.,
Gtd. Notes
5.950%	04/15/42			259	212,380
6.500%	08/01/36			170	145,775
7.000%	03/15/38	(a)		217	193,130
7.750%	06/15/21			318	330,720
8.250%	06/15/23			80	82,400
Gtd. Notes, 144A
9.875%	02/15/24			178	195,800

					2,478,470

Packaging & Containers — 0.4%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. (Ireland),
Gtd. Notes
4.750%	07/15/27		GBP	100	134,843
6.750%	05/15/24		EUR	125	164,715
Gtd. Notes, 144A
4.750%	07/15/27		GBP	100	134,843
6.000%	06/30/21			425	436,688
6.000%	02/15/25			356	376,915
7.250%	05/15/24			1,897	2,080,762
Sr. Sec’d. Notes, 144A
4.625%	05/15/23			331	340,003
Ball Corp.,
Gtd. Notes
4.000%	11/15/23			84	85,889

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Packaging & Containers (cont’d.)
BWAY Holding Co.,
Sr. Sec’d. Notes, 144A
5.500%	04/15/24		887	$926,915
Crown Americas LLC/Crown Americas Capital Corp. V,
Gtd. Notes
4.250%	09/30/26		90	90,900
Horizon Holdings I SAS (France),
Gtd. Notes
7.250%	08/01/23	EUR	100	126,030
Horizon Parent Holdings Sarl (France),
Sr. Sec’d. Notes, Cash coupon 8.250% or PIK 9.000%
8.250%	02/15/22		EUR 100	126,019
JH-Holding Finance SA (Germany),
Sr. Sec’d. Notes
8.250%	12/01/22	EUR	100	128,683
Multi-Color Corp.,
Sr. Unsec’d. Notes, 144A
4.875%	11/01/25		84	84,920
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA (New Zealand),
Gtd. Notes, 144A
7.000%	07/15/24		1,076	1,145,940
Sr. Sec’d. Notes
5.750%	10/15/20		1,034	1,052,147
Sr. Sec’d. Notes, 144A
5.125%	07/15/23		345	360,042
Sr. Sec’d. Notes, 144A, 3 Month LIBOR + 3.500%
4.804%(c)	07/15/21		606	618,120
Sealed Air Corp.,
Gtd. Notes, 144A
4.875%	12/01/22		152	161,690
6.875%	07/15/33		69	80,903
Silgan Holdings, Inc.,
Sr. Unsec’d. Notes
3.250%	03/15/25	EUR	100	121,191
Verallia Packaging SASU (France),
Sr. Sec’d. Notes
5.125%	08/01/22	EUR	175	218,941

				8,997,099

Pharmaceuticals — 0.7%
AbbVie, Inc.,
Sr. Unsec’d. Notes
2.500%	05/14/20		320	323,834
Allergan Funding SCS,
Gtd. Notes
2.350%	03/12/18		890	892,593
Bayer US Finance LLC (Germany),
Gtd. Notes, 144A
1.500%	10/06/17		1,350	1,350,000
Eli Lilly & Co.,
Sr. Unsec’d. Notes
3.100%	05/15/27		380	382,195
3.950%	05/15/47		200	206,966
Endo Dac/Endo Finance LLC/Endo Finco, Inc.,
Gtd. Notes, 144A
6.000%	07/15/23		235	193,875
6.000%	02/01/25		200	162,000

A252

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Pharmaceuticals (cont’d.)
Endo Finance LLC/Endo Finco, Inc.,
Gtd. Notes, 144A
7.250%	01/15/22		96	$89,760
inVentiv Group Holdings, Inc./inVentiv Health, Inc./inVentiv Health Clinical, Inc.,
Gtd. Notes, 144A
7.500%	10/01/24		425	471,750
Johnson & Johnson,
Sr. Unsec’d. Notes
2.050%	03/01/23		250	247,699
2.950%	03/03/27		1,152	1,167,185
3.700%	03/01/46		545	564,184
Nidda Healthcare Holding AG (Germany),
Sr. Sec’d. Notes
3.500%	09/30/24		EUR 100	119,489
Novartis Capital Corp. (Switzerland),
Gtd. Notes
3.100%	05/17/27		1,300	1,321,999
4.400%	05/06/44		575	649,949
Pfizer, Inc.,
Sr. Unsec’d. Notes
7.200%	03/15/39		400	590,065
Shire Acquisitions Investments Ireland DAC,
Gtd. Notes
1.900%	09/23/19		1,700	1,696,639
Valeant Pharmaceuticals International, Inc.,
Gtd. Notes, 144A
5.625%	12/01/21		742	693,770
5.875%	05/15/23		162	143,168
6.125%	04/15/25	(a)	536	469,670
6.375%	10/15/20	(a)	1,123	1,125,808
6.750%	08/15/21		283	277,694
7.000%	10/01/20		1,083	1,089,769
7.500%	07/15/21	(a)	265	264,338
Sr. Sec’d. Notes, 144A
6.500%	03/15/22		408	431,460
7.000%	03/15/24		581	620,270
Vizient, Inc.,
Sr. Unsec’d. Notes, 144A
10.375%	03/01/24		95	109,131
Zoetis, Inc.,
Sr. Unsec’d. Notes
3.450%	11/13/20		245	253,306

				15,908,566

Pipelines — 0.8%
Andeavor Logistics LP/Tesoro Logistics Finance Corp.,
Gtd. Notes
6.125%	10/15/21		53	54,656
6.250%	10/15/22		542	576,553
Antero Midstream Partners LP/Antero Midstream Finance Corp.,
Gtd. Notes
5.375%	09/15/24		75	77,625
Buckeye Partners LP,
Sr. Unsec’d. Notes
2.650%	11/15/18		800	803,304
4.150%	07/01/23		182	188,514
4.350%	10/15/24		600	617,873

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Pipelines (cont’d.)
Cheniere Corpus Christi Holdings LLC,
Sr. Sec’d. Notes
5.875%	03/31/25		656	$706,019
7.000%	06/30/24		585	666,899
Sr. Sec’d. Notes, 144A
5.125%	06/30/27		732	753,959
Cheniere Energy Partners LP,
Sr. Sec’d. Notes, 144A
5.250%	10/01/25		467	477,508
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.,
Gtd. Notes
6.250%	04/01/23		45	46,406
DCP Midstream Operating LP,
Gtd. Notes, 144A
4.750%	09/30/21		180	184,500
6.450%	11/03/36		238	249,900
6.750%	09/15/37		306	326,655
Enable Midstream Partners LP,
Sr. Unsec’d. Notes
3.900%	05/15/24		400	402,137
4.400%	03/15/27		100	101,711
Energy Transfer Equity LP,
Sr. Sec’d. Notes
5.500%	06/01/27	(a)	473	497,833
5.875%	01/15/24		591	634,586
7.500%	10/15/20		352	396,440
Energy Transfer LP,
Sr. Unsec’d. Notes
9.000%	04/15/19		71	78,138
Genesis Energy LP/Genesis Energy Finance Corp.,
Gtd. Notes
5.750%	02/15/21		40	40,150
6.500%	10/01/25		174	172,043
Kinder Morgan, Inc.,
Gtd. Notes
3.050%	12/01/19		140	142,532
Magellan Midstream Partners LP,
Sr. Unsec’d. Notes
5.000%	03/01/26		600	667,591
NGPL PipeCo LLC,
Sr. Unsec’d. Notes, 144A
4.375%	08/15/22		225	233,438
4.875%	08/15/27		138	144,603
7.768%	12/15/37		574	714,630
ONEOK Partners LP,
Gtd. Notes
6.125%	02/01/41		500	575,701
ONEOK, Inc.,
Gtd. Notes
6.000%	06/15/35		45	50,033
Rockies Express Pipeline LLC,
Sr. Unsec’d. Notes, 144A
5.625%	04/15/20		135	141,919
6.000%	01/15/19		135	139,725
6.850%	07/15/18		45	46,463
6.875%	04/15/40		626	694,860
Sabine Pass Liquefaction LLC,
Sr. Sec’d. Notes
4.200%	03/15/28		170	171,370

A253

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Pipelines (cont’d.)
5.625%	04/15/23		200	$221,672
5.875%	06/30/26		1,500	1,673,748
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.,
Gtd. Notes, 144A
5.500%	09/15/24		323	331,883
5.500%	01/15/28		509	517,271
Targa Resources Partners LP/Targa Resources Partners Finance Corp.,
Gtd. Notes
4.250%	11/15/23		278	275,568
5.125%	02/01/25		105	108,150
5.250%	05/01/23		19	19,380
5.375%	02/01/27		20	20,825
Western Gas Partners LP,
Sr. Unsec’d. Notes
4.650%	07/01/26		150	157,219
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes
5.750%	06/24/44	(a)	1,104	1,167,480
Williams Partners LP,
Sr. Unsec’d. Notes
3.750%	06/15/27		900	898,697
3.900%	01/15/25		400	408,226
4.000%	09/15/25		130	132,968
4.300%	03/04/24		800	843,938
5.100%	09/15/45		200	210,218

				18,763,517

Private Equity — 0.1%
Icahn Enterprises LP/Icahn Enterprises Finance Corp.,
Gtd. Notes
4.875%	03/15/19		725	731,163
6.250%	02/01/22		532	554,610
6.750%	02/01/24		349	368,195

				1,653,968

Real Estate — 0.1%
ADLER Real Estate AG (Germany),
Sr. Unsec’d. Notes, EMTN
4.750%	04/08/20		EUR 100	124,538
DEMIRE Deutsche Mittelstand Real Estate AG (Germany),
Sr. Unsec’d. Notes
2.875%	07/15/22		EUR 100	120,399
Howard Hughes Corp. (The),
Sr. Unsec’d. Notes, 144A
5.375%	03/15/25		193	196,860
Realogy Group LLC/Realogy Co.-Issuer Corp.,
Gtd. Notes, 144A
4.875%	06/01/23	(a)	780	801,450
5.250%	12/01/21		278	289,120
Rialto Holdings LLC/Rialto Corp.,
Gtd. Notes, 144A
7.000%	12/01/18		235	236,763

				1,769,130

Real Estate Investment Trusts (REITs) — 0.6%
Alexandria Real Estate Equities, Inc.,
Gtd. Notes
2.750%	01/15/20		600	605,950

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Real Estate Investment Trusts (REITs) (cont’d.)
American Tower Corp.,
Sr. Unsec’d. Notes
2.250%	01/15/22		720	$708,319
2.800%	06/01/20		1,200	1,218,184
3.375%	10/15/26		1,000	988,472
3.400%	02/15/19		325	330,929
3.450%	09/15/21	(a)	400	413,939
3.500%	01/31/23		800	827,555
5.050%	09/01/20		200	215,598
5.900%	11/01/21		200	224,390
CC Holdings GS V LLC/Crown Castle GS III Corp.,
Sr. Sec’d. Notes
3.849%	04/15/23		750	784,896
Crown Castle International Corp.,
Sr. Unsec’d. Notes
2.250%	09/01/21		195	192,310
3.200%	09/01/24		425	422,983
5.250%	01/15/23		1,200	1,328,405
CyrusOne LP/CyrusOne Finance Corp.,
Gtd. Notes, 144A
5.000%	03/15/24		487	512,568
Equinix, Inc.,
Sr. Unsec’d. Notes
5.875%	01/15/26		496	544,980
ESH Hospitality, Inc.,
Gtd. Notes, 144A
5.250%	05/01/25		76	78,565
GEO Group, Inc. (The),
Gtd. Notes
5.125%	04/01/23		373	377,663
5.875%	10/15/24		255	265,838
6.000%	04/15/26		122	128,253
iStar, Inc.,
Sr. Unsec’d. Notes
4.625%	09/15/20		136	139,060
5.250%	09/15/22		137	139,055
6.000%	04/01/22		109	112,815
MGM Growth Properties Operating Partnership LP/MGP Finance Co.-Issuer, Inc.,
Gtd. Notes
4.500%	09/01/26		987	1,001,805
5.625%	05/01/24		953	1,032,652
Sr. Unsec’d. Notes, 144A
4.500%	01/15/28		387	390,406
SBA Communications Corp.,
Sr. Unsec’d. Notes
4.875%	09/01/24		266	273,648
Sr. Unsec’d. Notes, 144A
4.000%	10/01/22		481	483,405
Starwood Property Trust, Inc.,
Sr. Unsec’d. Notes
5.000%	12/15/21		284	296,425
Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC,
Gtd. Notes
8.250%	10/15/23		581	514,185
WEA Finance LLC/Westfield UK & Europe Finance PLC (Australia),
Gtd. Notes, 144A
2.700%	09/17/19		295	297,603

A254

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Real Estate Investment Trusts (REITs) (cont’d.)
				$14,850,856

Retail — 0.5%
1011778 BC ULC/New Red Finance, Inc. (Canada),
Sec’d. Notes, 144A
5.000%	10/15/25		1,710	1,731,204
6.000%	04/01/22		158	162,977
Sr. Sec’d. Notes, 144A
4.250%	05/15/24		333	334,166
Asbury Automotive Group, Inc.,
Gtd. Notes
6.000%	12/15/24		403	421,135
Burger King France SAS (France),
Sr. Sec’d. Notes
6.000%	05/01/24	EUR	100	127,325
Sr. Sec’d. Notes, 3 Month Euribor + 5.250%
5.250%(c)	05/01/23	EUR	100	121,735
CVS Health Corp.,
Sr. Unsec’d. Notes
2.250%	12/05/18		500	502,234
Dollar Tree, Inc.,
Gtd. Notes
5.750%	03/01/23		739	779,645
Group 1 Automotive, Inc.,
Gtd. Notes, 144A
5.250%	12/15/23		53	53,663
Home Depot, Inc. (The),
Sr. Unsec’d. Notes
2.000%	04/01/21		590	590,335
5.875%	12/16/36		200	259,782
JC Penney Corp., Inc.,
Gtd. Notes
6.375%	10/15/36		72	50,940
7.400%	04/01/37		38	28,500
8.125%	10/01/19		51	54,443
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC,
Gtd. Notes, 144A
5.250%	06/01/26		286	302,803
L Brands, Inc.,
Gtd. Notes
6.875%	11/01/35		473	458,810
Masaria Investments SAU (Spain),
Sr. Sec’d. Notes
5.000%	09/15/24	EUR	100	119,643
McDonald’s Corp.,
Sr. Unsec’d. Notes, MTN
2.100%	12/07/18		195	195,919
2.625%	01/15/22		800	805,759
2.750%	12/09/20		115	117,173
3.250%	06/10/24		800	821,442
3.500%	03/01/27		1,600	1,644,644
4.875%	12/09/45		515	579,730
Neiman Marcus Group Ltd. LLC,
Gtd. Notes, 144A
8.000%	10/15/21		260	135,200
Penske Automotive Group, Inc.,
Gtd. Notes
5.500%	05/15/26		167	172,636
5.750%	10/01/22		167	172,444

Interest Rate	Maturity Date		Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Retail (cont’d.)
PetSmart, Inc., Sr. Sec’d. Notes, 144A
5.875%	06/01/25			165	$143,963
Punch Taverns Finance PLC (United Kingdom),
Sec’d. Notes, 3 Month GBP LIBOR + 5.500%
5.795%(c)	10/15/27		GBP	136	182,240
Rite Aid Corp.,
Gtd. Notes
6.750%	06/15/21			10	10,347
Gtd. Notes, 144A
6.125%	04/01/23	(a)		317	307,886
Staples, Inc.,
Gtd. Notes, 144A
8.500%	09/15/25	(a)		290	282,025
Stonegate Pub Co. Financing PLC (United Kingdom),
Sr. Sec’d. Notes
4.875%	03/15/22		GBP	100	135,257
Unique Pub Finance Co. PLC (The) (United Kingdom),
Sec’d. Notes
6.464%	03/30/32		GBP	100	130,896
Sr. Sec’d. Notes
5.659%	06/30/27		GBP	63	94,919
Walgreen Co.,
Gtd. Notes
5.250%	01/15/19			100	104,051
Walgreens Boots Alliance, Inc.,
Sr. Unsec’d. Notes
2.700%	11/18/19			1,100	1,115,026

					13,250,897

Semiconductors — 0.6%
Advanced Micro Devices, Inc.,
Sr. Unsec’d. Notes
7.000%	07/01/24			61	64,508
7.500%	08/15/22			99	111,869
Analog Devices, Inc.,
Sr. Unsec’d. Notes
3.125%	12/05/23			370	375,328
Applied Materials, Inc.,
Sr. Unsec’d. Notes
2.625%	10/01/20			345	351,409
Broadcom Corp./Broadcom Cayman Finance Ltd.,
Gtd. Notes, 144A
2.375%	01/15/20			1,400	1,407,734
3.000%	01/15/22			1,400	1,423,355
3.625%	01/15/24			600	616,426
3.875%	01/15/27			1,100	1,132,967
Intel Corp.,
Sr. Unsec’d. Notes
2.450%	07/29/20			505	514,182
2.875%	05/11/24			1,400	1,417,126
3.150%	05/11/27			600	609,263
3.300%	10/01/21			200	209,396
KLA-Tencor Corp.,
Sr. Unsec’d. Notes
3.375%	11/01/19			170	174,275
4.650%	11/01/24			613	664,071

A255

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Semiconductors (cont’d.)
Maxim Integrated Products, Inc.,
Sr. Unsec’d. Notes
2.500%	11/15/18	250	$251,524
3.450%	06/15/27	1,000	1,006,029
Micron Technology, Inc.,
Sr. Unsec’d. Notes
5.500%	02/01/25	11	11,729
Sr. Unsec’d. Notes, 144A
5.250%	08/01/23	571	595,553
5.250%	01/15/24	47	49,468
Microsemi Corp.,
Gtd. Notes, 144A
9.125%	04/15/23	26	29,738
NVIDIA Corp.,
Sr. Unsec’d. Notes
3.200%	09/16/26	870	865,475
NXP BV/NXP Funding LLC (Netherlands),
Gtd. Notes, 144A
4.125%	06/15/20	572	597,025
4.625%	06/15/22	415	444,050
4.625%	06/01/23	202	217,150
5.750%	03/15/23	223	232,756
Sr. Unsec’d. Notes, 144A
3.875%	09/01/22	200	208,500
QUALCOMM, Inc.,
Sr. Unsec’d. Notes
1.400%	05/18/18	645	644,935
Sensata Technologies BV,
Gtd. Notes, 144A
5.000%	10/01/25	320	337,296
5.625%	11/01/24	140	154,175
Sensata Technologies UK Financing Co. PLC,
Gtd. Notes, 144A
6.250%	02/15/26	200	219,000

			14,936,312

Software — 0.9%
Activision Blizzard, Inc.,
Sr. Unsec’d. Notes
2.300%	09/15/21	130	129,267
3.400%	09/15/26	100	101,170
Ascend Learning LLC,
Sr. Unsec’d. Notes, 144A
6.875%	08/01/25	266	280,629
Autodesk, Inc.,
Sr. Unsec’d. Notes
3.500%	06/15/27	995	992,539
BMC Software Finance, Inc.,
Sr. Unsec’d. Notes, 144A
8.125%	07/15/21	1,252	1,281,735
Broadridge Financial Solutions, Inc.,
Sr. Unsec’d. Notes
3.400%	06/27/26	460	455,814
CDK Global, Inc.,
Sr. Unsec’d. Notes, 144A
4.875%	06/01/27	340	349,349
First Data Corp.,
Gtd. Notes, 144A
7.000%	12/01/23	993	1,060,325

Interest Rate	Maturity Date		Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Software (cont’d.)
Sec’d. Notes, 144A
5.750%	01/15/24			2,316	$2,423,115
Fiserv, Inc.,
Sr. Unsec’d. Notes
3.850%	06/01/25			700	731,027
Genesys Telecommunications Laboratories, Inc./Greeneden Lux 3
Sarl/Greeneden US Holdings LLC,
Gtd. Notes, 144A
10.000%	11/30/24			215	242,950
Infor Software Parent LLC/Infor Software Parent, Inc.,
Gtd. Notes, 144A, Cash coupon 7.125% or PIK 7.875%
7.125%	05/01/21			337	342,999
Infor US, Inc.,
Gtd. Notes
6.500%	05/15/22			1,726	1,789,638
Informatica LLC,
Sr. Unsec’d. Notes, 144A
7.125%	07/15/23	(a)		577	579,885
Microsoft Corp.,
Sr. Unsec’d. Notes
2.000%	08/08/23			1,025	1,004,228
3.300%	02/06/27			500	517,702
3.450%	08/08/36			700	705,060
Nuance Communications, Inc.,
Gtd. Notes
6.000%	07/01/24			248	268,534
Gtd. Notes, 144A
5.375%	08/15/20			42	42,714
5.625%	12/15/26			249	263,940
Oracle Corp.,
Sr. Unsec’d. Notes
3.850%	07/15/36			200	206,988
PTC, Inc.,
Sr. Unsec’d. Notes
6.000%	05/15/24			227	244,593
Quintiles IMS, Inc.,
Gtd. Notes, 144A
3.250%	03/15/25		EUR	100	120,102
Rackspace Hosting, Inc.,
Gtd. Notes, 144A
8.625%	11/15/24	(a)		247	263,574
RP Crown Parent LLC,
Sr. Sec’d. Notes, 144A
7.375%	10/15/24			460	470,925
Solera LLC/Solera Finance, Inc.,
Sr. Unsec’d. Notes, 144A
10.500%	03/01/24			1,712	1,949,026
Sophia LP/Sophia Finance, Inc.,
Sr. Unsec’d. Notes, 144A
9.000%	09/30/23			392	406,210
SS&C Technologies Holdings, Inc.,
Gtd. Notes
5.875%	07/15/23			706	745,130
Veritas US, Inc./Veritas Bermuda Ltd.,
Sr. Sec’d. Notes
7.500%	02/01/23		EUR	100	125,813
Sr. Sec’d. Notes, 144A
7.500%	02/01/23			200	213,000

A256

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Software (cont’d.)
Sr. Unsec’d. Notes, 144A
10.500%	02/01/24	(a)		1,006	$1,077,678
VMware, Inc.,
Sr. Unsec’d. Notes
2.300%	08/21/20			360	361,054
2.950%	08/21/22	(a)		1,585	1,594,466
3.900%	08/21/27			926	936,083

					22,277,262

Storage/Warehousing — 0.0%
Mobile Mini, Inc.,
Gtd. Notes
5.875%	07/01/24			777	813,908

Telecommunications — 1.7%
AT&T, Inc.,
Sr. Unsec’d. Notes
2.375%	11/27/18			1,600	1,609,488
2.450%	06/30/20			215	216,533
2.850%	02/14/23	(a)		585	581,326
3.200%	03/01/22			650	662,897
3.400%	08/14/24			2,400	2,403,738
3.900%	08/14/27			400	400,779
4.500%	03/09/48			593	547,008
4.750%	05/15/46			405	389,485
5.150%	03/15/42			600	606,401
CB Escrow Corp.,
Sr. Unsec’d. Notes, 144A
8.000%	10/15/25			170	170,849
CenturyLink, Inc.,
Sr. Unsec’d. Notes
6.450%	06/15/21			844	878,207
6.750%	12/01/23	(a)		268	271,106
7.600%	09/15/39			63	55,755
7.650%	03/15/42			399	348,128
Cincinnati Bell, Inc.,
Gtd. Notes, 144A
7.000%	07/15/24			493	483,139
CommScope Technologies LLC,
Gtd. Notes, 144A
5.000%	03/15/27			411	412,028
6.000%	06/15/25			3	3,206
CommScope, Inc.,
Gtd. Notes, 144A
5.500%	06/15/24			280	292,949
Digicel Group Ltd. (Jamaica),
Sr. Unsec’d. Notes, 144A
7.125%	04/01/22			369	334,255
Digicel Ltd. (Jamaica),
Sr. Unsec’d. Notes, 144A
6.000%	04/15/21			785	766,270
eircom Finance DAC (Ireland),
Sr. Sec’d. Notes
4.500%	05/31/22		EUR	100	122,917
Frontier Communications Corp.,
Sr. Unsec’d. Notes
6.250%	09/15/21			166	136,485
6.875%	01/15/25	(a)		1,211	905,223
7.125%	03/15/19			512	506,879
7.125%	01/15/23			19	14,583

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Telecommunications (cont’d.)
7.625%	04/15/24		236	$179,360
8.125%	10/01/18		321	324,210
GTT Communications, Inc.,
Gtd. Notes, 144A
7.875%	12/31/24		272	289,000
Hughes Satellite Systems Corp.,
Gtd. Notes
6.625%	08/01/26		53	56,710
7.625%	06/15/21		118	133,991
Sr. Sec’d. Notes
5.250%	08/01/26		630	655,200
Inmarsat Finance PLC (United Kingdom),
Gtd. Notes, 144A
4.875%	05/15/22		196	199,920
Intelsat Jackson Holdings SA (Luxembourg),
Gtd. Notes
5.500%	08/01/23		416	352,560
7.250%	10/15/20		449	432,163
Gtd. Notes, 144A
9.750%	07/15/25		395	398,950
Level 3 Financing, Inc.,
Gtd. Notes
5.125%	05/01/23		414	420,986
5.250%	03/15/26		1,320	1,352,591
5.375%	08/15/22		305	314,092
5.375%	01/15/24		23	23,546
5.375%	05/01/25		137	140,853
Matterhorn Telecom SA (Luxembourg),
Sr. Sec’d. Notes
3.875%	05/01/22	EUR	116	141,535
Nokia OYJ (Finland),
Sr. Unsec’d. Notes
3.375%	06/12/22		112	112,980
4.375%	06/12/27		65	66,869
6.625%	05/15/39		481	555,074
OTE PLC (Greece),
Gtd. Notes, GMTN
3.500%	07/09/20	EUR	100	124,305
SoftBank Group Corp. (Japan),
Gtd. Notes
4.750%	09/19/24		200	198,969
4.750%	07/30/25	EUR	153	200,359
Gtd. Notes, 144A
4.500%	04/15/20		365	376,560
Sub. Notes
6.000%	07/19/23		360	363,239
6.875%	07/19/27		550	565,895
Sprint Capital Corp.,
Gtd. Notes
6.875%	11/15/28		1,072	1,200,640
6.900%	05/01/19		275	293,219
8.750%	03/15/32		1,264	1,616,340
Sprint Communications, Inc.,
Gtd. Notes, 144A
7.000%	03/01/20		250	273,438
9.000%	11/15/18		385	413,555
Sprint Corp.,
Gtd. Notes
7.125%	06/15/24		2,290	2,576,250

A257

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Telecommunications (cont’d.)
7.250%	09/15/21		416	$462,280
7.875%	09/15/23		1,094	1,269,040
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC,
Asset-Backed, 144A
3.360%	03/20/23		800	812,000
Telecom Italia Capital SA (Italy),
Gtd. Notes
6.000%	09/30/34		967	1,069,744
6.375%	11/15/33		278	320,048
7.200%	07/18/36		51	62,982
7.721%	06/04/38		26	33,353
Telecom Italia Finance SA (Italy),
Gtd. Notes, EMTN
7.750%	01/24/33	EUR	85	152,198
Telecom Italia SpA (Italy),
Sr. Unsec’d. Notes, 144A
5.303%	05/30/24		400	435,000
Sr. Unsec’d. Notes, EMTN
3.625%	01/19/24	EUR	100	132,798
5.875%	05/19/23	GBP	150	234,269
Telefonica Europe BV (Spain),
Gtd. Notes
3.750%	12/29/49	EUR	100	124,384
4.200%	12/29/49	EUR	200	250,229
5.000%	03/31/49	EUR	100	127,384
Telesat Canada/Telesat LLC (Canada),
Gtd. Notes, 144A
8.875%	11/15/24		516	581,145
T-Mobile USA, Inc.,
Gtd. Notes
4.000%	04/15/22		240	248,525
5.125%	04/15/25		244	254,980
5.375%	04/15/27		146	157,359
6.000%	03/01/23		201	211,804
6.500%	01/15/24		522	556,191
6.836%	04/28/23		75	79,219
Trilogy International Partners LLC/Trilogy International Finance, Inc. (New Zealand),
Sr. Sec’d. Notes, 144A
8.875%	05/01/22		127	132,398
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
2.946%	03/15/22		828	842,030
3.125%	03/16/22		1,200	1,229,648
3.500%	11/01/24		1,000	1,018,198
4.500%	08/10/33		1,200	1,229,508
Sr. Unsec’d. Notes, 144A
3.376%	02/15/25		926	929,219
ViaSat, Inc.,
Sr. Unsec’d. Notes, 144A
5.625%	09/15/25		218	219,373
Wind Acquisition Finance SA (Italy),
Sec’d. Notes
7.000%	04/23/21	EUR	100	122,917
Sec’d. Notes, 144A
7.375%	04/23/21		1,000	1,040,000
Sr. Sec’d. Notes
4.000%	07/15/20	EUR	220	262,721

Interest Rate	Maturity Date		Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Telecommunications (cont’d.)
Sr. Sec’d. Notes, 144A
6.500%	04/30/20			200	$207,024
Xplornet Communications, Inc. (Canada),
Sr. Unsec’d. Notes, 144A, Cash coupon 9.625% or PIK 10.625%
9.625%	06/01/22			108	115,020

					42,395,981

Textiles — 0.0%
Springs Industries, Inc.,
Sr. Sec’d. Notes
6.250%	06/01/21			69	71,156

Transportation — 0.1%
Burlington Northern Santa Fe LLC,
Sr. Unsec’d. Notes
4.375%	09/01/42			300	326,559
CMA CGM SA (France),
Sr. Unsec’d. Notes
7.750%	01/15/21		EUR	100	124,264
XPO Logistics, Inc.,
Gtd. Notes
5.750%	06/15/21		EUR	100	122,584
Gtd. Notes, 144A
6.125%	09/01/23			18	18,788
6.500%	06/15/22	(a)		737	773,850

					1,366,045

Trucking & Leasing — 0.0%
Park Aerospace Holdings Ltd. (Ireland),
Gtd. Notes, 144A
3.625%	03/15/21			343	343,858
4.500%	03/15/23			172	171,761
5.250%	08/15/22			162	168,480

					684,099

TOTAL CORPORATE BONDS (cost $584,782,927)					599,817,751

FOREIGN GOVERNMENT BONDS — 0.3%
Canadian Government Real Return Bond (Canada),
Bonds, TIPS
4.250%	12/01/26		CAD	80	127,196
Colombia Government International Bond (Colombia),
Sr. Unsec’d. Notes
4.000%	02/26/24			332	345,943
4.500%	01/28/26	(a)		800	854,399
5.625%	02/26/44			350	391,299
Italy Buoni Poliennali del Tesoro (Italy),
Bonds, TIPS
1.650%	04/23/20		EUR	530	662,788
Italy Buoni Poliennali Del Tesoro (Italy),
Sr. Unsec’d. Notes, TIPS
1.250%	10/27/20		EUR	165	205,626
Unsec’d. Notes, 144A
2.700%	03/01/47		EUR	140	147,913
Japanese Government CPI Linked Bond (Japan),
Sr. Unsec’d. Notes, TIPS
0.100%	09/10/24		JPY	66,400	611,900
0.100%	03/10/26		JPY	35,200	325,638

A258

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Interest Rate	Maturity Date			Principal Amount (000)#		Value
FOREIGN GOVERNMENT BONDS (Continued)
0.100%	03/10/27		JPY		26,000	$241,927
Mexico Government International Bond (Mexico),
Sr. Unsec’d. Notes
4.150%	03/28/27				200	210,210
4.350%	01/15/47				200	194,500
Sr. Unsec’d. Notes, GMTN
3.500%	01/21/21	(a)			475	497,325
Sr. Unsec’d. Notes, MTN
6.750%	09/27/34				500	655,500
New Zealand Government Bond (New Zealand),
Sr. Unsec’d. Notes
2.500%	09/20/35			NZD	270	209,973
2.500%	09/20/40			NZD	57	42,532
3.000%	09/20/30			NZD	344	290,432
Peruvian Government International Bond (Peru),
Sr. Unsec’d. Notes
4.125%	08/25/27	(a)			509	559,900
Spain Government Bond (Spain),
Bonds, 144A
5.150%	10/31/44			EUR	42	72,030
United Kingdom Gilt Inflation Linked (United Kingdom),
Bonds, TIPS
0.750%	11/22/47			GBP	25	81,109
Uruguay Government International Bond (Uruguay),
Sr. Unsec’d. Notes
5.100%	06/18/50				400	422,000

TOTAL FOREIGN GOVERNMENT BONDS (cost $6,907,619)						7,150,140

MUNICIPAL BONDS — 0.1%
California — 0.1%
Bay Area Toll Authority,
Revenue Bonds, BABs
6.263%	04/01/49				100	143,437
Los Angeles Unified School District,
General Obligation Unlimited, BABs
5.750%	07/01/34				150	191,960
State of California,
General Obligation Unlimited, BABs
7.550%	04/01/39				400	615,119

						950,516

Georgia — 0.0%
Municipal Electric Authority of Georgia,
Revenue Bonds, BABs
6.637%	04/01/57				95	119,787

Illinois — 0.0%
Chicago Transit Authority,
Revenue Bonds
6.899%	12/01/40				100	130,959
State of Illinois,
General Obligation Unlimited, BABs
7.350%	07/01/35				200	235,326

						366,285

New Jersey — 0.0%
New Jersey Turnpike Authority,
Revenue Bonds, BABs
7.414%	01/01/40				400	603,024

Interest Rate	Maturity Date		Principal Amount (000)#	Value
MUNICIPAL BONDS (Continued)
New York — 0.0%
Port Authority of New York & New Jersey,
Revenue Bonds
4.458%		10/01/62	200	$223,510

Ohio — 0.0%
American Municipal Power, Inc.,
Revenue Bonds, BABs
7.834%		02/15/41	100	151,195

Oregon — 0.0%
State of Oregon Department of Transportation,
Revenue Bonds, BABs
5.834%		11/15/34	200	256,072

Texas — 0.0%
Dallas Area Rapid Transit,
Revenue Bonds, BABs
5.999%		12/01/44	200	266,661

TOTAL MUNICIPAL BONDS

(cost $2,730,128)				2,937,050

RESIDENTIAL MORTGAGE-BACKED
SECURITIES — 1.1%
Bear Stearns Asset-Backed Securities I Trust,
Series 2004-AC2, Class 2A
5.000%		05/25/34	110	109,439
Citigroup Mortgage Loan Trust,
Series 2014-A, Class A, 144A
4.000%(cc)		01/25/35	75	78,531
Countrywide Home Loan Mortgage Pass-Through Trust,
Series 2004-J8, Class 1A2
4.750%		11/25/19	15	14,731
Fannie Mae Connecticut Avenue Securities,
Series 2014-C01, Class M1, 1 Month LIBOR + 1.600%
2.837%(c)		01/25/24	208	209,454
Series 2014-C03, Class 1M1, 1 Month LIBOR + 1.200%
2.437%(c)		07/25/24	120	119,809
Series 2014-C03, Class 2M1, 1 Month LIBOR + 1.200%
2.437%(c)		07/25/24	10	9,731
Series 2015-C04, Class 1M1, 1 Month LIBOR + 1.600%
2.837%(c)		04/25/28	7	7,120
Series 2015-C04, Class 2M1, 1 Month LIBOR + 1.700%
2.937%(c)		04/25/28	36	35,916
Series 2016-C03, Class 2M1, 1 Month LIBOR + 2.200%
3.437%(c)		10/25/28	1,733	1,750,793
Series 2016-C04, Class 1M1, 1 Month LIBOR + 1.450%
2.687%(c)		01/25/29	2,946	2,972,940
Series 2016-C05, Class 2M1, 1 Month LIBOR + 1.350%
2.587%(c)		01/25/29	2,283	2,294,836
Series 2016-C07, Class 2M1, 1 Month LIBOR + 1.300%
2.537%(c)		05/25/29	1,872	1,881,092
Series 2017-C01, Class 1M1, 1 Month LIBOR + 1.300%
2.537%(c)		07/25/29	1,514	1,528,400
Series 2017-C02, Class 2M1, 1 Month LIBOR + 1.150%
2.387%(c)		09/25/29	1,743	1,755,117
Series 2017-C04, Class 2M1, 1 Month LIBOR + 0.850%
2.087%(c)		11/25/29	2,237	2,243,036
Series 2017-C06, Class 2M1, 1 Month LIBOR + 0.750%
1.987%(c)		02/25/30	367	367,892

A259

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Freddie Mac Structured Agency Credit Risk Debt Notes,
Series 2013-DN2, Class M1, 1 Month LIBOR + 1.450%
2.687%(c)	11/25/23	704	$705,295
Series 2014-DN2, Class M2, 1 Month LIBOR + 1.650%
2.887%(c)	04/25/24	662	670,680
Series 2014-HQ1, Class M2, 1 Month LIBOR + 2.500%
3.737%(c)	08/25/24	503	507,186
Series 2014-HQ2, Class M1, 1 Month LIBOR + 1.450%
2.687%(c)	09/25/24	15	15,078
Series 2014-HQ3, Class M2, 1 Month LIBOR + 2.650%
3.887%(c)	10/25/24	239	239,800
Series 2015-DN1, Class M2, 1 Month LIBOR + 2.400%
3.637%(c)	01/25/25	231	231,125
Series 2015-DN1, Class M3, 1 Month LIBOR + 4.150%
5.387%(c)	01/25/25	1,560	1,676,531
Series 2015-HQ1, Class M3, 1 Month LIBOR + 3.800%
5.037%(c)	03/25/25	580	624,600
Series 2015-HQA1, Class M2, 1 Month LIBOR + 2.650%
3.887%(c)	03/25/28	1,470	1,502,399
Series 2016-DNA4, Class M1, 1 Month LIBOR + 0.800%
2.037%(c)	03/25/29	1,513	1,513,567
Series 2016-HQA1, Class M1, 1 Month LIBOR + 1.750%
2.987%(c)	09/25/28	691	693,702
Series 2017-DNA1, Class M1, 1 Month LIBOR + 1.200%
2.437%(c)	07/25/29	843	851,890
Series 2017-DNA3, Class M1, 1 Month LIBOR + 0.750%
1.984%(c)	03/25/30	1,470	1,470,689

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $25,957,036)			26,081,379

U.S. GOVERNMENT AGENCY OBLIGATIONS — 10.2%
Fannie Mae Interest Strip, Notes
3.577%(s)	05/15/29	780	553,930
Fannie Mae Principal Strip, Notes, MTN
3.350%(s)	03/23/28	250	185,123
Federal Farm Credit Banks
2.000%	04/04/22	447	447,408
Federal Home Loan Banks
3.375%	12/08/23	500	533,963
4.000%	09/01/28	245	271,524
5.000%	09/28/29	500	605,612
5.375%	08/15/24	750	893,746
Federal Home Loan Mortgage Corp.
3.000%	03/01/27	125	128,905
3.000%	05/01/27	51	52,281
3.000%	11/01/27	312	320,657
3.000%	04/01/29	294	302,938
3.000%	02/01/31	347	356,425
3.000%	05/01/31	79	80,879
3.000%	06/01/31	44	45,380
3.000%	05/01/33	113	115,986
3.000%	05/01/33	52	53,596
3.000%	05/01/33	23	23,949
3.000%	12/01/46	92	92,875
3.000%	12/01/46	77	77,578
3.000%	05/01/47	49	48,963

Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
3.000%	TBA	7,697	$7,724,933
3.000%	TBA	115	118,190
3.500%	03/01/32	107	111,590
3.500%	04/01/32	257	269,258
3.500%	05/01/35	141	147,564
3.500%	10/01/42	120	124,430
3.500%	06/01/43	421	437,062
3.500%	07/01/43	186	193,143
3.500%	12/01/45	107	111,479
3.500%	03/01/46	78	80,660
3.500%	03/01/46	64	66,593
3.500%	05/01/46	109	113,111
3.500%	05/01/46	61	63,090
3.500%	07/01/46	224	230,858
3.500%	07/01/46	26	26,847
3.500%	08/01/46	211	217,796
3.500%	08/01/46	42	43,559
3.500%	09/01/46	54	55,697
3.500%	12/01/46	322	332,497
3.500%	02/01/47	759	783,394
3.500%	03/01/47	216	223,052
3.500%	04/01/47	269	277,397
3.500%	04/01/47	47	49,033
3.500%	05/01/47	181	186,801
3.500%	09/01/47	1,536	1,585,237
3.500%	09/01/47	150	154,828
3.500%	TBA	6,249	6,445,016
4.000%	06/01/44	769	816,793
4.000%	07/01/45	132	138,592
4.000%	03/01/46	156	164,457
4.000%	05/01/46	306	322,003
4.000%	02/01/47	859	904,642
4.000%	03/01/47	2,497	2,629,919
4.000%	06/01/47	2,711	2,855,628
4.000%	07/01/47	374	393,970
4.000%	09/01/47	716	753,996
4.000%	TBA	967	1,018,254
4.000%	TBA	150	154,922
4.500%	06/01/38	214	229,932
4.500%	07/01/39	471	506,281
4.500%	09/01/39	21	22,711
4.500%	10/01/39	93	99,484
4.500%	01/01/40	159	172,987
4.500%	02/01/40	22	23,645
4.500%	04/01/40	43	46,437
4.500%	07/01/41	28	30,691
4.500%	08/01/41	28	30,040
4.500%	10/01/41	744	808,686
4.500%	01/01/42	44	47,286
4.500%	05/01/42	45	48,693
4.500%	01/01/45	51	55,494
4.500%	09/01/46	43	46,781
4.500%	03/01/47	42	44,527
4.500%	05/01/47	546	585,798
4.500%	05/01/47	100	107,179
4.500%	06/01/47	1,083	1,161,388
4.500%	06/01/47	42	44,761
4.500%	TBA	918	984,227

A260

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
4.500%	TBA	1,000	$1,021,094
5.000%	01/01/37	35	38,666
5.000%	02/01/37	33	36,133
5.000%	03/01/38	237	260,162
5.000%	TBA	575	624,838
5.000%	TBA	400	409,499
5.500%	06/01/35	138	155,209
5.500%	08/01/38	149	165,767
5.500%	TBA	1,900	2,093,971
6.000%	09/01/36	156	177,685
Federal Home Loan Mortgage Corp., 12 Month LIBOR + 1.500%
1.729%(c)	06/01/43	30	30,268
Federal Home Loan Mortgage Corp., 12 Month LIBOR + 1.600%
2.513%(c)	08/01/43	16	16,589
Federal Home Loan Mortgage Corp., 12 Month LIBOR + 1.650%
2.459%(c)	05/01/43	41	41,441
Federal Home Loan Mortgage Corp., 12 Month LIBOR + 1.790%
3.470%(c)	08/01/41	98	102,104
Federal National Mortgage Assoc.
2.160%(s)	10/09/19	8,700	8,386,477
3.000%	01/01/27	160	165,229
3.000%	08/01/27	51	52,772
3.000%	09/01/27	313	322,542
3.000%	09/01/27	33	34,036
3.000%	11/01/27	70	72,284
3.000%	11/01/27	55	56,693
3.000%	11/01/27	42	43,412
3.000%	11/01/27	34	35,401
3.000%	11/01/27	32	33,467
3.000%	11/01/27	27	28,022
3.000%	12/01/27	32	32,784
3.000%	02/01/31	988	1,016,112
3.000%	02/01/31	473	486,493
3.000%	02/01/31	19	19,294
3.000%	03/01/31	399	410,629
3.000%	05/01/33	91	93,642
3.000%	05/01/33	55	55,966
3.000%	05/01/33	33	33,982
3.000%	08/01/33	616	632,240
3.000%	10/01/46	58	58,457
3.000%	12/01/46	1,005	1,008,676
3.000%	12/01/46	86	86,917
3.000%	01/01/47	211	212,070
3.000%	01/01/47	148	149,311
3.000%	TBA	2,321	2,328,507
3.500%	11/01/30	21	22,083
3.500%	05/01/32	76	79,879
3.500%	06/01/32	174	181,868
3.500%	08/01/32	53	55,764
3.500%	09/01/32	464	484,731
3.500%	06/01/35	138	144,576
3.500%	06/01/35	81	84,707
3.500%	06/01/42	516	534,528
3.500%	09/01/42	411	425,737
3.500%	11/01/42	188	195,104
3.500%	11/01/42	35	36,500
3.500%	01/01/43	6,325	6,559,445
3.500%	05/01/43	539	557,315

Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
3.500%	03/01/45	63	$64,937
3.500%	07/01/45	131	135,990
3.500%	08/01/45	87	89,540
3.500%	09/01/45	806	834,462
3.500%	10/01/45	30	30,648
3.500%	11/01/45	473	487,536
3.500%	12/01/45	221	227,705
3.500%	02/01/46	81	83,459
3.500%	03/01/46	852	878,880
3.500%	03/01/46	92	95,021
3.500%	04/01/46	33	34,199
3.500%	05/01/46	273	281,771
3.500%	06/01/46	109	112,300
3.500%	07/01/46	299	309,579
3.500%	07/01/46	68	70,381
3.500%	08/01/46	93	96,445
3.500%	09/01/46	213	220,904
3.500%	10/01/46	195	201,310
3.500%	12/01/46	217	225,565
3.500%	12/01/46	47	48,969
3.500%	12/01/46	23	24,217
3.500%	01/01/47	775	799,623
3.500%	01/01/47	182	187,402
3.500%	01/01/47	163	168,253
3.500%	02/01/47	698	719,790
3.500%	04/01/47	162	167,457
3.500%	05/01/47	84	86,659
3.500%	05/01/47	74	76,405
3.500%	06/01/47	192	197,784
3.500%	06/01/47	92	95,522
3.500%	08/01/47	223	230,152
3.500%	TBA	13,941	14,371,962
4.000%	05/01/26	321	338,393
4.000%	02/01/31	231	245,523
4.000%	09/01/41	21	21,737
4.000%	09/01/42	2,157	2,312,383
4.000%	09/01/42	15	16,301
4.000%	09/01/43	176	187,744
4.000%	05/01/44	204	217,617
4.000%	10/01/44	615	650,956
4.000%	03/01/45	199	212,783
4.000%	07/01/45	592	623,873
4.000%	09/01/45	74	78,553
4.000%	09/01/45	37	39,085
4.000%	11/01/45	418	440,529
4.000%	01/01/46	1,239	1,305,224
4.000%	02/01/46	106	111,476
4.000%	03/01/46	1,079	1,136,809
4.000%	05/01/46	893	940,108
4.000%	07/01/46	73	76,692
4.000%	08/01/46	931	980,342
4.000%	08/01/46	822	870,788
4.000%	08/01/46	547	576,601
4.000%	08/01/46	112	118,474
4.000%	10/01/46	163	172,652
4.000%	11/01/46	125	133,931
4.000%	11/01/46	91	97,967
4.000%	02/01/47	542	571,245

A261

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
4.000%	03/01/47	1,374	$1,447,423
4.000%	04/01/47	146	155,511
4.000%	05/01/47	641	675,590
4.000%	05/01/47	212	224,421
4.000%	05/01/47	49	52,066
4.000%	07/01/47	1,032	1,087,374
4.000%	09/01/47	7,778	8,193,337
4.000%	TBA	16,343	17,206,875
4.000%	TBA	100	103,313
4.500%	01/01/42	530	573,331
4.500%	01/01/42	261	282,125
4.500%	09/01/42	920	993,565
4.500%	06/01/44	350	379,195
4.500%	06/01/44	266	285,536
4.500%	02/01/45	1,083	1,182,065
4.500%	08/01/45	1,336	1,458,206
4.500%	11/01/45	67	72,126
4.500%	12/01/45	54	58,185
4.500%	01/01/46	80	85,492
4.500%	02/01/46	2,896	3,131,604
4.500%	02/01/46	40	42,879
4.500%	03/01/46	80	85,392
4.500%	04/01/46	2	2,258
4.500%	05/01/46	3	2,994
4.500%	07/01/46	59	63,106
4.500%	07/01/46	8	8,704
4.500%	08/01/46	626	673,025
4.500%	08/01/46	93	100,668
4.500%	08/01/46	9	10,034
4.500%	09/01/46	48	51,641
4.500%	10/01/46	477	512,336
4.500%	10/01/46	342	367,720
4.500%	01/01/47	289	310,226
4.500%	01/01/47	88	95,179
4.500%	01/01/47	60	64,917
4.500%	01/01/47	39	41,873
4.500%	02/01/47	77	82,882
4.500%	02/01/47	55	59,238
4.500%	03/01/47	80	85,381
4.500%	04/01/47	2,182	2,343,114
4.500%	06/01/47	1,696	1,823,263
4.500%	06/01/47	451	484,201
4.500%	08/01/47	1,844	1,981,864
4.500%	10/01/47	483	518,103
4.500%	TBA	9,649	10,345,098
4.500%	TBA	21,018	22,561,949
5.000%	06/01/39	77	85,322
5.000%	12/01/39	142	155,448
5.000%	01/01/40	4	3,987
5.000%	04/01/40	349	381,443
5.000%	05/01/40	26	28,716
5.000%	06/01/40	19	21,056
5.000%	06/01/40	6	6,328
5.000%	06/01/40	5	5,106
5.000%	07/01/40	20	22,039
5.000%	07/01/40	4	4,206
5.000%	08/01/40	66	71,700
5.000%	09/01/40	10	10,954

Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
5.000%	10/01/40	34	$37,510
5.000%	02/01/41	277	303,098
5.000%	05/01/41	849	927,812
5.000%	05/01/41	291	316,941
5.000%	TBA	12,715	13,869,309
5.000%	TBA	400	408,562
5.500%	04/01/36	98	109,283
5.500%	05/01/36	55	61,312
5.500%	09/01/36	176	196,803
5.500%	08/01/37	126	141,241
5.500%	TBA	500	553,245
6.000%	03/01/34	1,733	1,980,953
Federal National Mortgage Assoc., 12 Month LIBOR + 1.530%
1.867%(c)	04/01/43	62	63,383
1.915%(c)	05/01/43	243	249,946
Federal National Mortgage Assoc., 12 Month LIBOR + 1.540%
2.045%(c)	06/01/43	145	146,653
Federal National Mortgage Assoc., 12 Month LIBOR + 1.700%
2.462%(c)	08/01/42	156	160,782
Federal National Mortgage Assoc., 12 Month LIBOR + 1.760%
3.507%(c)	08/01/41	132	138,040
Federal National Mortgage Assoc., MTN
6.320%	12/20/27	251	329,618
Financing Corp., Debs.
1.736%(s)	11/02/18	2,000	1,967,444
Government National Mortgage Assoc.
3.000%	TBA	400	405,086
3.500%	12/20/42	735	768,611
3.500%	12/20/42	175	182,856
3.500%	03/15/43	202	212,182
3.500%	03/15/43	38	39,174
3.500%	05/15/43	154	160,546
3.500%	06/20/43	390	407,814
3.500%	04/20/47	1,288	1,340,685
3.500%	04/20/47	159	166,361
3.500%	TBA	13,042	13,555,529
3.500%	TBA	800	832,156
4.000%	12/15/40	104	110,255
4.000%	04/20/47	2,588	2,733,280
4.000%	05/20/47	1,077	1,136,264
4.000%	06/20/47	420	443,977
4.000%	07/20/47	1,890	1,997,902
4.000%	TBA	2,875	3,027,095
4.000%	TBA	1,650	1,739,166
4.500%	08/15/39	713	765,154
4.500%	01/20/41	446	479,710
4.500%	03/20/41	68	73,035
4.500%	04/20/41	187	201,535
4.500%	09/20/43	71	76,209
4.500%	08/20/46	91	98,004
4.500%	09/20/46	87	92,774
4.500%	10/20/46	67	71,889
4.500%	11/20/46	31	32,865
4.500%	01/20/47	56	60,216
4.500%	05/20/47	486	519,209
4.500%	08/20/47	1,010	1,080,270
4.500%	09/20/47	680	726,755

A262

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#		Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
4.500%	TBA		329		$350,693
4.500%	TBA		1,000		1,069,219
5.000%	10/20/39		352		387,978
5.000%	TBA		1,000		1,071,566
5.000%	TBA		2,000		2,181,882
5.500%	07/20/40		660		719,136
6.000%	09/20/38		137		154,171
6.000%	10/20/38		176		201,784
Resolution Funding Corp., Sr. Unsec’d. Notes
8.125%	10/15/19		500		565,011

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $248,366,093)					248,500,357

U.S. TREASURY OBLIGATIONS — 1.9%
U.S. Treasury Bonds
6.250%	05/15/30		—	(r)	142
U.S. Treasury Inflation Indexed Bonds, TIPS
0.125%	04/15/20		1,000		1,050,468
0.125%	04/15/21		595		616,478
0.125%	01/15/22		1,456		1,579,915
0.125%	04/15/22		3,360		3,381,914
0.125%	07/15/22		895		957,305
0.125%	01/15/23		2,051		2,169,704
0.125%	07/15/24		1,670		1,704,373
0.125%	07/15/26		1,920		1,906,716
0.250%	01/15/25		1,810		1,852,150
0.375%	07/15/23		1,881		2,004,704
0.375%	07/15/25		1,279		1,320,125
0.375%	01/15/27		1,090		1,091,289
0.375%	07/15/27		560		555,039
0.625%	07/15/21		1,037		1,157,213
0.625%	01/15/24		2,301		2,465,065
0.625%	02/15/43		422		419,866
0.750%	02/15/42		1,616		1,691,247
0.750%	02/15/45		1,200		1,189,747
0.875%	02/15/47		655		654,582
1.000%	02/15/46		675		707,474
1.125%	01/15/21		1,805		2,100,265
1.250%	07/15/20		2,045		2,392,127
1.375%	02/15/44		1,025		1,187,836
1.750%	01/15/28		935		1,223,071
2.000%	01/15/26	(k)	705		977,901
2.125%	02/15/40		624		889,606
2.125%	02/15/41		449		635,167
2.375%	01/15/25		700		1,038,550
2.375%	01/15/27		675		957,872
2.500%	01/15/29		950		1,307,557
3.375%	04/15/32		45		85,550
3.625%	04/15/28	(k)	520		1,030,136
3.875%	04/15/29	(k)	665		1,346,969
U.S. Treasury Inflation Indexed Bonds, TIPS, TIPS
0.625%	01/15/26		1,280		1,336,539
U.S. Treasury Strips Coupon
2.130%(s)	05/15/25		620		521,058

TOTAL U.S. TREASURY OBLIGATIONS (cost $45,402,933)					45,505,720

		Value
TOTAL LONG-TERM INVESTMENTS (cost $1,754,374,954)		$1,835,384,958

	Shares
SHORT-TERM INVESTMENTS — 30.6%
AFFILIATED MUTUAL FUNDS — 30.6%
Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund(w)	685,056,075	685,056,075
Prudential Investment Portfolios 2 - Prudential Institutional Money Market Fund (cost $61,449,162; includes $61,383,180 of cash collateral for securities on loan)(b)(w)	61,443,017	61,449,161

TOTAL AFFILIATED MUTUAL FUNDS (cost $746,505,237)		746,505,236

OPTIONS PURCHASED* — 0.0% (cost $148,172)		111,740

TOTAL SHORT-TERM INVESTMENTS (cost $746,653,409)		746,616,976

TOTAL INVESTMENTS, BEFORE SECURITIES SOLD SHORT AND OPTIONS WRITTEN — 105.8% (cost $2,501,028,363)		2,582,001,934

Interest Rate	Maturity Date	Principal Amount (000)#
SECURITIES SOLD SHORT — (0.6)%

U.S. GOVERNMENT AGENCY OBLIGATIONS - SHORT
Federal Home Loan Mortgage Corp.
3.500%	TBA	1,060	(1,107,410)
Federal National Mortgage Assoc.
3.000%	TBA	5,029	(5,167,777)
3.500%	TBA	1,441	(1,500,666)
Government National Mortgage Assoc.
3.000%	TBA	7,225	(7,325,472)

TOTAL SECURITIES SOLD SHORT (proceeds received $15,144,944)			(15,101,325)

OPTIONS WRITTEN* — (0.0)%
(premiums received $45,538)			(51,069)

TOTAL INVESTMENTS, NET OF SECURITIES SOLD SHORT AND OPTIONS WRITTEN — 105.2% (cost $2,485,837,881)			2,566,849,540
Liabilities in excess of other assets(z) — (5.2)%			(127,833,930)

NET ASSETS — 100.0%			$2,439,015,610

A263

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.

^	Indicates a Level 3 security. The aggregate value of Level 3 securities is $4,342,086 and 0.2% of net assets.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $59,993,318; cash collateral of $61,383,180 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.

(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at September 30, 2017.

(cc)	Variable rate instrument. The rate shown is based on the latest available information as of September 30, 2017. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.

(i)	Post-maturity date.

(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.

(r)	Less than $500 par.

(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.

(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund and Prudential Institutional Money Market Fund.

(z)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end, with the exception of options which are included in net assets at market value:

Exchange Traded Options - Purchased

Description	Call/ Put	Expiration Date	Strike Price	Contracts	Notional Amount (000)#	Value
10 Year U.S. Treasury Notes Futures	Call	10/27/17	$127.50	15	15	$938
10 Year U.S. Treasury Notes Futures	Call	10/27/17	$128.50	15	15	469

						$1,407

Exchange Traded Options - Written

Description	Call/ Put	Expiration Date	Strike Price	Contracts	Notional Amount (000)#	Value
10 Year U.S. Treasury Notes Futures	Call	10/27/17	$129.50	15	15	$(469)
10 Year U.S. Treasury Notes Futures	Call	10/27/17	$129.00	15	15	(469)
10 Year U.S. Treasury Notes Futures	Put	10/27/17	$125.50	30	30	(19,219)

						$(20,157)

OTC Traded Options - Purchased
Description	Call/ Put	Counterparty	Expiration Date	Strike Price	Contracts	Notional Amount (000)#		Value
Currency Option EUR vs USD	Put	Deutsche Bank AG	10/18/17	1.13	—	EUR	835	$51

								$51

OTC Traded Options - Written
Description	Call/ Put	Counterparty	Expiration Date	Strike Price	Contracts	Notional Amount (000)#		Value
Currency Option EUR vs USD	Call	Deutsche Bank AG	10/18/17	1.19	—	EUR	835	$(3,930)

								$(3,930)

A264

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

OTC Interest Rate Swaptions - Purchased

Description	Call/ Put	Counterparty	Expiration Date	Strike Price	Receive	Pay	Notional Amount (000)#	Value

10- Year Interest Rate Swap, 07/01/32	Put	Deutsche Bank AG	06/29/22	1.10%	3 Month LIBOR(S)	1.10%(S)	JPY 145,275	$17,075
10- Year Interest Rate Swap, 08/24/32	Put	Deutsche Bank AG	08/22/22	2.95%	3 Month LIBOR(Q)	2.95%(S)	1,520	64,571
30- Year Interest Rate Swap, 06/19/49	Put	Deutsche Bank AG	06/17/19	3.54%	3 Month LIBOR(Q)	3.54%(S)	315	4,395
30- Year Interest Rate Swap, 06/19/49	Put	Deutsche Bank AG	06/17/19	3.04%	3 Month LIBOR(Q)	3.04%(S)	315	10,698
30- Year Interest Rate Swap, 01/14/51	Put	Deutsche Bank AG	01/12/21	2.68%	3 Month LIBOR(Q)	2.68%(S)	150	13,543

								$110,282

OTC Interest Rate Swaptions - Written

Description	Call/ Put	Counterparty	Expiration Date	Strike Price	Receive	Pay	Notional Amount (000)#	Value
10- Year Interest Rate Swap, 08/24/28	Put	Deutsche Bank AG	08/22/18	2.65%	2.65%(Q)	3 Month LIBOR(Q)	2,140,000	$(26,982)

A265

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Futures contracts outstanding at September 30, 2017:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Current Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Long Positions:
46	5 Year U.S. Treasury Notes	Dec. 2017	$5,416,589	$5,405,000	$(11,589)
3	10 Year Australian Treasury Bonds	Dec. 2017	2,298,061	2,294,577	(3,484)
547	10 Year U.S. Treasury Notes	Dec. 2017	69,528,217	68,545,938	(982,279)
9	10 Year U.S. Ultra U.S. Treasury Notes	Dec. 2017	1,223,467	1,208,953	(14,514)
137	20 Year U.S. Treasury Bonds	Dec. 2017	21,212,662	20,935,313	(277,349)
5	30 Year Euro Buxl	Dec. 2017	982,295	964,780	(17,515)
198	30 Year U.S. Ultra Treasury Bonds	Dec. 2017	33,011,704	32,694,750	(316,954)
407	CAC40 10 Euro	Oct. 2017	24,978,117	25,622,096	643,979
69	DAX Index	Dec. 2017	25,564,000	26,092,129	528,129
530	Mini MSCI EAFE Index	Dec. 2017	52,126,824	52,427,600	300,776
1,280	Mini MSCI Emerging Markets Index	Dec. 2017	70,883,199	69,715,200	(1,167,999)
804	Nikkei 225 Index	Dec. 2017	138,468,127	145,473,806	7,005,679
41	Russell 2000 Mini Index	Dec. 2017	2,871,640	3,060,445	188,805
818	S&P 500 E-Mini Index	Dec. 2017	101,665,443	102,908,490	1,243,047
34	S&P/TSX 60 Index	Dec. 2017	4,782,067	5,006,740	224,673

					7,343,405

Short Positions:
40	90 Day Euro Dollar	Mar. 2019	9,829,541	9,809,000	20,541
124	2 Year U.S. Treasury Notes	Dec. 2017	26,810,390	26,747,187	63,203
1,731	5 Year U.S. Treasury Notes	Dec. 2017	205,233,589	203,392,500	1,841,089
1	10 Year Canadian Government Bonds	Dec. 2017	110,583	108,435	2,148
13	10 Year Euro-Bund	Dec. 2017	2,493,807	2,473,857	19,950
1	10 Year Japanese Bonds	Dec. 2017	1,342,457	1,336,148	6,309
7	10 Year U.K. Gilt	Dec. 2017	1,181,288	1,161,992	19,296
108	10 Year U.S. Treasury Notes	Dec. 2017	13,583,486	13,533,751	49,735
56	10 Year U.S. Ultra U.S. Treasury Notes	Dec. 2017	7,612,884	7,522,375	90,509
848	30 Year U.S. Ultra Treasury Bonds	Dec. 2017	144,094,555	140,026,000	4,068,555
2	Euro-BTP Italian Government Bond	Dec. 2017	321,688	319,017	2,671
1,428	S&P 500 E-Mini Index	Dec. 2017	177,485,091	179,649,540	(2,164,449)
5	Short-Term Euro-BTP Italian Government Bond	Dec. 2017	665,820	666,470	(650)

					4,018,907

					$11,362,312

Cash and foreign currency of $6,919,903 and securities with a combined market value of $35,072,329 have been segregated with Goldman Sachs & Co. to cover requirement for open futures contracts at September 30, 2017.

Forward foreign currency exchange contracts outstanding at September 30, 2017:

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts:
Australian Dollar,
Expiring 12/20/17	JPMorgan Chase	AUD	952	$757,470	$746,022	$(11,448)
British Pound,
	Australia and New Zealand
Expiring 10/04/17	Banking Group	GBP	27	36,674	36,186	(488)
Expiring 12/20/17	Citigroup Global Markets	GBP	198	268,473	266,016	(2,457)
Expiring 12/20/17	JPMorgan Chase	GBP	1,764	2,404,399	2,369,959	(34,440)
Canadian Dollar,
Expiring 12/20/17	JPMorgan Chase	CAD	501	411,693	401,738	(9,955)
	Royal Bank of Scotland Group
Expiring 12/20/17	PLC	CAD	5,322	4,362,216	4,267,564	(94,652)
Euro,
Expiring 12/20/17	JPMorgan Chase	EUR	552	662,498	655,509	(6,989)
Expiring 12/20/17	JPMorgan Chase	EUR	488	586,607	579,508	(7,099)
New Zealand Dollar,
	Australia and New Zealand
Expiring 10/04/17	Banking Group	NZD	39	28,485	28,167	(318)

A266

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Forward foreign currency exchange contracts outstanding at September 30, 2017 (continued):

Purchase Contracts	Counterparty		Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts (cont’d.):
Norwegian Krone,
Expiring 12/20/17	Bank of New York Mellon	NOK	3,307		$424,963	$416,028	$(8,935)
Swedish Krona,
Expiring 12/20/17	JPMorgan Chase	SEK	22,356		2,821,665	2,758,624	(63,041)
Swiss Franc,
Expiring 12/20/17	JPMorgan Chase	CHF	695		728,003	721,862	(6,141)

					$13,493,146	$13,247,183	(245,963)

Sale Contracts	Counterparty		Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts:
Australian Dollar,
Expiring 12/20/17	Morgan Stanley	AUD	20,227		$16,168,554	$15,850,622	$ 317,932
Expiring 12/20/17	Morgan Stanley	AUD	765		611,510	599,482	12,028
British Pound,
Expiring 10/04/17	Goldman Sachs & Co.	GBP	100		133,544	134,023	(479)
Expiring 10/04/17	Nomura Securities Co.	GBP	61		80,650	81,754	(1,104)
Expiring 10/04/17	State Street Bank	GBP	54		71,726	72,372	(646)
Expiring 10/04/17	UBS AG	GBP	2,235		2,890,519	2,995,399	(104,880)
Expiring 11/06/17	Goldman Sachs & Co.	GBP	2,361		3,163,960	3,167,619	(3,659)
Expiring 11/06/17	Goldman Sachs & Co.	GBP	21		28,142	28,175	(33)
Canadian Dollar,
Expiring 10/04/17	Westpac Banking Corp.	CAD	4,003		3,174,565	3,208,284	(33,719)
Expiring 10/04/17	Westpac Banking Corp.	CAD	154		122,129	123,426	(1,297)
Expiring 11/06/17	Morgan Stanley	CAD	148		118,677	118,643	34
Expiring 12/20/17	Citigroup Global Markets	CAD	901		730,178	722,487	7,691
Euro,
Expiring 10/04/17	Deutsche Bank AG	EUR	7,404		8,837,410	8,752,553	84,857
Expiring 10/04/17	Deutsche Bank AG	EUR	467		557,700	552,345	5,355
Expiring 10/04/17	Nomura Securities Co.	EUR	24		28,837	28,374	463
Expiring 10/04/17	Royal Bank of Scotland Group PLC	EUR	7,404		8,776,050	8,752,553	23,497
Expiring 10/04/17	Royal Bank of Scotland Group PLC	EUR	467		553,828	552,345	1,483
Expiring 11/06/17	Deutsche Bank AG	EUR	14,420		17,087,195	17,078,456	8,739
Expiring 11/06/17	Deutsche Bank AG	EUR	934		1,106,757	1,106,191	566
Expiring 12/20/17	Barclays Capital Group	EUR	—	(r)	361	357	4
Japanese Yen,
Expiring 10/04/17	Barclays Capital Group	JPY	65,302		591,812	580,476	11,336
Expiring 10/04/17	Deutsche Bank AG	JPY	65,302		593,286	580,475	12,811
Expiring 11/06/17	Barclays Capital Group	JPY	129,789		1,157,239	1,155,554	1,685
Expiring 12/20/17	Credit Suisse First Boston Corp.	JPY	1,068,418		9,691,420	9,535,287	156,133
Expiring 12/20/17	JPMorgan Chase	JPY	69,185		625,591	617,454	8,137
Expiring 12/20/17	JPMorgan Chase	JPY	27,802		249,043	248,124	919
New Zealand Dollar,
Expiring 10/04/17	Westpac Banking Corp.	NZD	600		433,403	433,335	68
	Australia and New Zealand
Expiring 11/06/17	Banking Group	NZD	561		404,980	404,897	83
Expiring 11/06/17	Royal Bank of Scotland Group PLC	NZD	116		83,447	83,722	(275)
Expiring 12/20/17	JPMorgan Chase	NZD	78		56,677	56,248	429
Expiring 12/20/17	JPMorgan Chase	NZD	4		2,927	2,886	41
Norwegian Krone,
Expiring 12/20/17	JPMorgan Chase	NOK	8,480		1,083,545	1,066,803	16,742
Singapore Dollar,
Expiring 12/20/17	JPMorgan Chase	SGD	914		679,992	674,445	5,547
Expiring 12/20/17	JPMorgan Chase	SGD	460		342,151	339,436	2,715
Swedish Krona,
Expiring 12/20/17	Citigroup Global Markets	SEK	1,528		192,494	188,548	3,946
Swiss Franc,
Expiring 12/20/17	Citigroup Global Markets	CHF	2,180		2,261,566	2,264,257	(2,691)

					$82,691,865	$82,157,407	534,458

							$288,495

(r)	Notional amount is less than $500 par

A267

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Credit default swap agreements outstanding at September 30, 2017:

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at September 30, 2017(5)	Value at Trade Date	Value at September 30, 2017	Unrealized Appreciation (Depreciation)
Centrally cleared credit default swaps on corporate and/or sovereign issues – Sell Protection(2):
Chesapeake Energy Corp.	12/20/21	5.000%(Q)	190	6.158%	$(7,600)	$(7,038)	$ 562

Reference Entity/Obligation	Termination Date	Fixed Rate		Notional Amount (000)#(3)	Implied Credit Spread at September 30,2017(5)				Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC credit default swaps on corporate and/or sovereign issues – Sell Protection(2):
Jaguar Land Rover Automative PLC	06/20/22	5.000	%(Q)		EUR	30	1.636%		$5,542	$5,739	$(197)	Credit Suisse First Boston Corp.
Jaguar Land Rover Automative PLC	06/20/22	5.000	%(Q)		EUR	20	1.636%		3,695	3,950	(255)	JPMorgan Chase
Jaguar Land Rover Automative PLC	12/20/22	5.000	%(Q)		EUR	12	1.813%		2,324	2,333	(9)	JPMorgan Chase
Jaguar Land Rover Automative PLC	12/20/22	5.000	%(Q)		EUR	8	1.813%		1,473	1,463	10	Bank of America
Ladbrokes Coral Group PLC	06/20/22	1.000	%(Q)		EUR	40	2.777%		(3,737)	(4,592)	855	Citigroup Global Markets

									$9,297	$8,893	$404

Reference Entity/Obligation					Termination Date		Fixed Rate		Notional Amount (000)#(3)	Value at Trade Date	Value at September 30, 2017(4)	Unrealized Appreciation (Depreciation)
Centrally cleared credit default swaps on credit indices – Sell Protection(2):
CDX.NA.HY.28.V1						06/20/22	5.000	%(Q)	681	$47,806	$53,521	$ 5,715
CDX.NA.IG.29.V1						12/20/22	1.000	%(Q)	28,621	599,103	634,593	35,490

										$646,909	$688,114	$41,205

The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)	The fair value of credit default swap agreements on credit indices and asset-backed securities serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, when compared to the notional amount of the swap, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate

A268

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

issues or sovereign issues of an emerging country as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Inflation swap agreements outstanding at September 30, 2017:

	Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at September 30, 2017	Unrealized Appreciation (Depreciation)
Centrally cleared swap agreements:
EUR	395	08/15/22	1.256%(T)	Eurostat Eurozone HICP ex Tobacco(1)(T)	$—	$466	$466
EUR	390	09/29/22	1.299%(T)	Eurostat Eurozone HICP ex Tobacco(1)(T)	—	—	—
EUR	130	05/15/47	1.832%(T)	Eurostat Eurozone HICP ex Tobacco(2)(T)	—	(2,704)	(2,704)
EUR	130	06/15/47	1.750%(T)	Eurostat Eurozone HICP ex Tobacco(2)(T)	—	(7,162)	(7,162)
EUR	130	07/15/47	1.861%(T)	Eurostat Eurozone HICP ex Tobacco(2)(T)	—	(1,291)	(1,291)
GBP	660	06/15/22	3.370%(T)	U.K. Retail Price Index(2)(T)	—	(3,895)	(3,895)
GBP	645	08/15/22	3.395%(T)	U.K. Retail Price Index(2)(T)	—	(1,847)	(1,847)
GBP	650	09/15/22	3.368%(T)	U.K. Retail Price Index(2)(T)	—	42	42
GBP	150	07/15/27	3.343%(T)	U.K. Retail Price Index(2)(T)	—	(1,726)	(1,726)
GBP	295	09/15/27	3.380%(T)	U.K. Retail Price Index(2)(T)	122	122	—
GBP	65	08/15/47	3.486%(T)	U.K. Retail Price Index(1)(T)	—	(85)	(85)
GBP	70	09/15/47	3.470%(T)	U.K. Retail Price Index(1)(T)	125	125	—
	1,200	02/01/18	1.764%(T)	U.S. CPI Urban Consumers NSA Index(1)(T)	—	2,288	2,288
	1,200	04/01/18	1.240%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	—	(2,717)	(2,717)
	1,175	04/01/18	1.436%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	—	(377)	(377)

					$247	$(18,761)	$(19,008)

	Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC swap agreements:
EUR	95	03/15/27	1.470%(T)	Eurostat Eurozone HICP ex Tobacco(1)(T)	$(845)	$—	$(845)	Deutsche Bank AG
EUR	95	03/15/47	1.970%(T)	Eurostat Eurozone HICP ex Tobacco(2)(T)	3,524	—	3,524	Deutsche Bank AG

A269

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Inflation swap agreements outstanding at September 30, 2017 (continued):

	Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC swap agreements (cont’d.):
GBP	485	02/15/27	3.525%(T)	U.K.Retail Price Index(2)(T)	$9,218	$—	$9,218	Citigroup Global Markets
GBP	245	02/15/47	3.614%(T)	U.K. Retail Price Index(2)(T)	22,118	—	22,118	Citigroup Global Markets
GBP	70	03/15/47	3.568%(T)	U.K. Retail Price Index(1)(T)	(3,608)	—	(3,608)	Deutsche Bank AG
GBP	35	03/23/47	3.485%(T)	U.K. Retail Price Index(1)(T)	228	—	228	Deutsche Bank AG

					$30,635	$—	$30,635

(1) The Portfolio pays the fixed rate and receives the floating rate.

(2) The Portfolio pays the floating rate and receives the fixed rate.

Interest rate swap agreements outstanding at September 30, 2017:

	Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at September 30, 2017	Unrealized Appreciation (Depreciation)
Centrally cleared swap agreements:
CAD	2,495	06/30/19	1.414%(S)	3 Month Canadian Bankers Acceptance(2)(S)	$(226)	$(13,295)	$(13,069)
CAD	2,495	07/05/19	1.449%(S)	3 Month Canadian Bankers Acceptance(2)(S)	(76)	(12,503)	(12,427)
CAD	3,060	09/07/19	1.841%(S)	3 Month Canadian Bankers Acceptance(2)(S)	—	(1,745)	(1,745)
GBP	575	02/15/47	1.608%(S)	6 Month GBP LIBOR(1)(S)	—	5,415	5,415
GBP	225	05/26/47	1.404%(S)	6 Month GBP LIBOR(2)(S)	—	(16,027)	(16,027)
GBP	150	09/28/47	1.660%(S)	6 Month GBP LIBOR(2)(S)	(177)	(157)	20
NZD	407	09/08/27	3.055%(S)	3 Month BBR(1)(Q)	—	4,670	4,670
NZD	203	09/08/27	3.070%(S)	3 Month BBR(1)(Q)	—	2,136	2,136
NZD	200	09/08/27	3.067%(S)	3 Month BBR(1)(Q)	—	2,150	2,150
	1,300	09/30/19	1.639%(S)	3 Month LIBOR(2)(Q)	—	(3,245)	(3,245)
	500	09/30/19	1.680%(S)	3 Month LIBOR(2)(Q)	—	(896)	(896)
	500	02/28/22	1.545%(A)	1 Day USOIS(1)(A)	—	3,944	3,944
	1,200	05/15/27	2.229%(S)	3 Month LIBOR(1)(Q)	—	8,953	8,953
	300	05/15/27	2.170%(S)	3 Month LIBOR(1)(Q)	—	3,755	3,755
	100	08/24/27	2.171%(S)	3 Month LIBOR(1)(Q)	—	1,104	1,104
	50	08/31/46	1.728%(S)	3 Month LIBOR(2)(Q)	(8,829)	(8,939)	(110)

					$(9,308)	$(24,680)	$(15,372)

Cash of $318,690, $75,000, $1,816,000 and $206,000 have been segregated with Barclays Capital Group, Citigroup Global Markets, Credit Suisse First Boston Corp., and Goldman Sachs & Co., respectively, to cover requirement for open centrally cleared swap contracts as of September 30, 2017.

(1) The Portfolio pays the fixed rate and receives the floating rate.

(2) The Portfolio pays the floating rate and receives the fixed rate.

A270

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Total return swap agreements outstanding at September 30, 2017:

Counterparty	Termination Date	Long(Short) Notional Amount (000)#	Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(1)
OTC swap agreements:
Bank of America	02/28/18	122,034	Pay quarterly variable payments based on USB3MTA and receive quarterly variable payments based on the market movement of Bloomberg Commodity Index.	$ (185,337)	$ —	$ (185,337)
Citigroup Global Markets	12/14/17	KRW(12,373,599)	Pay variable payments upon termination based on the market movement of KOSPI 200 Futures.	(220,886)	—	(220,886)
Citigroup Global Markets	10/18/17	TWD (226,594)	Pay variable payments upon termination based on the market movements of TAIEX Futures	190,899	—	190,899
Deutsche Bank AG	12/13/17	241,764	Pay quarterly fixed payments on the MSCI US REIT Index and receive quarterly variable payments based on the 3 Month LIBOR +45 bps.	(1,726,586)	—	(1,726,586)

				$(1,941,910)	$ —	$(1,941,910)

(1) Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2017 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$441,937,559	$299,941,974	$506,781
Preferred Stocks	4,411,569	730,377	2,675,059
Unaffiliated Exchange Traded Funds	7,247,413	—	—
Rights	—	720	—
Asset-Backed Securities
Automobiles	—	61,833,843	—
Collateralized Loan Obligations	—	7,526,358	—
Consumer Loans	—	21,820,910	—
Credit Cards	—	3,441,770	—
Other	—	2,610,673	—
Residential Mortgage-Backed Securities	—	185,575	—
Student Loans	—	4,249,153	—
Bank Loans	—	24,655,687	443,247
Commercial Mortgage-Backed Securities	—	20,229,070	—
Convertible Bonds	—	944,823	—
Corporate Bonds	—	599,100,752	716,999
Foreign Government Bonds	—	7,150,140	—
Municipal Bonds	—	2,937,050	—
Residential Mortgage-Backed Securities	—	26,081,379	—
U.S. Government Agency Obligations	—	248,500,357	—
U.S. Treasury Obligations	—	45,505,720	—
Affiliated Mutual Funds	746,505,236	—	—
Options Purchased	1,407	110,333	—
U.S. Government Agency Obligations - Short	—	(15,101,325)	—

A271

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Options Written	$(20,157)	$(30,912)	$—
Other Financial Instruments*
Futures Contracts	11,362,312	—	—
OTC Forward Foreign Currency Exchange Contracts	—	288,495	—
Centrally Cleared Credit Default Swap Agreements	—	41,767	—
OTC Credit Default Swap Agreements	—	9,297	—
Centrally Cleared Inflation Swap Agreements	—	(19,008)	—
OTC Inflation Swap Agreements	—	30,635	—
Centrally Cleared Interest Rate Swap Agreements	—	(15,372)	—
OTC Total Return Swap Agreements	—	(1,941,910)	—

Total	$1,211,445,339	$1,360,818,331	$4,342,086

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

A272

AST BLACKROCK LOW DURATION BOND PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value
LONG-TERM INVESTMENTS — 105.0%
ASSET-BACKED SECURITIES — 22.7%

Automobiles — 10.7%
AmeriCredit Automobile Receivables Trust, Series 2017-1, Class A3	1.870%		08/18/21	490	$489,819
Chesapeake Funding II LLC, Series 2016-1A, Class A1, 144A	2.110%		03/15/28	4,370	4,380,640
Chesapeake Funding II LLC, Series 2016-2A, Class A1, 144A	1.880%		06/15/28	3,920	3,922,211
Chesapeake Funding II LLC, Series 2017-3A, Class A1, 144A	1.910%		08/15/29	4,700	4,693,502
Credit Acceptance Auto Loan Trust, Series 2016-2A, Class A, 144A	2.420%		11/15/23	6,380	6,410,409
Credit Acceptance Auto Loan Trust, Series 2016-3A, Class A, 144A	2.150%		04/15/24	6,160	6,144,673
Credit Acceptance Auto Loan Trust, Series 2017-1A, Class A, 144A	2.560%		10/15/25	2,350	2,356,853
Drive Auto Receivables Trust, Series 2017-2, Class B	2.250%		06/15/21	890	890,609
Drive Auto Receivables Trust, Series 2017-AA, Class A3, 144A	1.770%		01/15/20	1,490	1,490,500
Enterprise Fleet Financing LLC, Series 2015-2, Class A3, 144A	2.090%		02/22/21	3,300	3,308,857
Enterprise Fleet Financing LLC, Series 2016-2, Class A2, 144A	1.740%		02/22/22	3,012	3,009,746
Enterprise Fleet Financing LLC, Series 2016-2, Class A3, 144A	2.040%		02/22/22	1,710	1,706,242
Enterprise Fleet Financing LLC, Series 2017-1, Class A2, 144A	2.130%		07/20/22	870	872,378
Enterprise Fleet Financing LLC, Series 2017-1, Class A3, 144A	2.600%		07/20/22	550	555,410
Ford Credit Floorplan Master Owner Trust A, Series 2016-1, Class A1	1.760%		02/15/21	2,139	2,136,929
Ford Credit Floorplan Master Owner Trust A, Series 2015-5, Class A	2.390%		08/15/22	2,235	2,255,247
Ford Credit Floorplan Master Owner Trust A, Series 2016-5, Class A1	1.950%		11/15/21	1,800	1,800,664
Honda Auto Receivables Owner Trust, Series 2016-2, Class A3	1.390%		04/15/20	3,410	3,403,560
Hyundai Floorplan Master Owner Trust, Series 2016-1A, Class A2, 144A	1.810%		03/15/21	2,585	2,581,363
Mercedes-Benz Auto Receivables Trust, Series 2015-1, Class A4	1.750%		12/15/21	4,310	4,309,752
Mercedes-Benz Master Owner Trust, Series 2016-BA, Class A, 1 Month LIBOR + 0.700%, 144A	1.934	%(c)	05/17/21	3,250	3,274,515
Nissan Auto Receivables Owner Trust, Series 2015-B, Class A4	1.790%		01/17/22	3,900	3,901,107
Nissan Master Owner Trust Receivables, Series 2016-A, Class A2	1.540%		06/15/21	3,380	3,362,158
Santander Drive Auto Receivables Trust, Series 2017-1, Class A3	1.770%		09/15/20	440	439,805
Wheels SPV 2 LLC, Series 2016-1A, Class A2, 144A	1.590%		05/20/25	421	420,233
Wheels SPV 2 LLC, Series 2017-1A, Class A2, 144A	1.880%		04/20/26	450	449,586

					68,566,768

A273

AST BLACKROCK LOW DURATION BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)

Collateralized Loan Obligations — 4.7%
Adams Mill CLO Ltd. (Cayman Islands), Series 2014-1A, Class A2R, 3 Month LIBOR + 1.100%, 144A	2.404	%(c)	07/15/26	1,760	$1,760,413
ALM Ltd. (Cayman Islands), Series 2015-12A, Class A1R, 3 Month LIBOR + 1.050%, 144A	2.354	%(c)	04/16/27	950	954,099
Anchorage Capital CLO Ltd. (Cayman Islands), Series 2014-4A, Class A1AR, 3 Month LIBOR + 1.140%, 144A	2.454	%(c)	07/28/26	2,000	2,005,470
Arbor Realty Commercial Real Estate Notes Ltd. (Cayman Islands), Series 2016-FL1A, Class A, 1 Month LIBOR + 1.700%, 144A	2.934	%(c)	09/15/26	1,150	1,145,032
BlueMountain CLO Ltd. (Cayman Islands), Series 2013-3A, Class AR, 3 Month LIBOR + 0.890%, 144A	2.201	%(c)	10/29/25	2,435	2,435,293
BSPRT Ltd. (Cayman Islands), Series 2017-FL1, Class A, 1 Month LIBOR + 1.350%, 144A	2.665	%(c)	06/15/27	1,180	1,181,310
Catamaran CLO Ltd. (Cayman Islands), Series 2012-1A, Class AR, 3 Month LIBOR + 1.190%, 144A	2.515	%(c)	12/20/23	1,222	1,223,515
Cent CLO Ltd. (Cayman Islands), Series 2012-16A, Class A2R, 3 Month LIBOR + 2.250%, 144A	3.561	%(c)	08/01/24	3,500	3,501,548
CIFC Funding Ltd. (Cayman Islands), Series 2013-4A, Class B1R, 3 Month LIBOR + 1.500%, 144A	2.817	%(c)	11/27/24	2,000	2,002,098
CIFC Funding Ltd. (Cayman Islands), Series 2015-5A, Class A1, 3 Month LIBOR + 1.550%, 144A	2.864	%(c)	10/25/27	2,325	2,342,902
GoldenTree Loan Opportunities VII Ltd. (Cayman Islands), Series 2013-7A, Class A, 3 Month LIBOR + 1.150%, 144A	2.464	%(c)	04/25/25	296	296,715
Mountain Hawk CLO Ltd. (Cayman Islands), Series 2013-2A, Class A1, 3 Month LIBOR + 1.160%, 144A	2.467	%(c)	07/22/24	685	686,596
Oaktree CLO Ltd. (Cayman Islands), Series 2014-2A, Class A1AR, 3 Month LIBOR + 1.220%, 144A	2.527	%(c)	10/20/26	1,000	1,002,294
OCP CLO Ltd. (Cayman Islands), Series 2015-8A, Class A1, 3 Month LIBOR + 1.530%, 144A	2.834	%(c)	04/17/27	4,500	4,499,891
Palmer Square CLO Ltd. (Cayman Islands), Series 2013-2A, Class A1AR, 3 Month LIBOR + 1.220%, 144A	2.524	%(c)	10/17/27	5,000	5,040,669

					30,077,845

Credit Cards — 2.5%
Citibank Credit Card Issuance Trust, Series 2017-A3, Class A3	1.920%		04/07/22	4,950	4,953,096
Discover Card Execution Note Trust, Series 2015-A2, Class A	1.900%		10/17/22	3,322	3,322,050
Discover Card Execution Note Trust, Series 2016-A4, Class A4	1.390%		03/15/22	5,090	5,050,738
World Financial Network Credit Card Master Trust, Series 2012-C, Class A	2.230%		08/15/22	2,500	2,512,599

					15,838,483

A274

AST BLACKROCK LOW DURATION BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)

Equipment — 0.5%
CNH Equipment Trust, Series 2016-B, Class A3	1.630%		08/15/21	2,300	$2,295,460
John Deere Owner Trust, Series 2017-B, Class A3	1.820%		10/15/21	1,245	1,244,180

					3,539,640

Other — 0.6%
PFS Financing Corp., Series 2016-BA, Class A, 144A	1.870%		10/15/21	650	646,481
PFS Financing Corp., Series 2017-AA, Class A, 1 Month LIBOR + 0.580%, 144A	1.814%	(c)	03/15/21	2,980	2,985,065

					3,631,546

Residential Mortgage-Backed Securities — 0.4%
Credit Suisse First Boston Mortgage Securities Corp., Series 2001-HE30, Class A2, 1 Month LIBOR + 0.700%	1.937%	(c)	07/25/32	3	2,210
Credit Suisse First Boston Mortgage Securities Corp., Series 2002-HE1, Class A2, 1 Month LIBOR + 0.740%	1.977%	(c)	08/25/32	97	87,572
Credit-Based Asset Servicing & Securitization LLC, Series 2007-CB6, Class A1, 1 Month LIBOR + 0.120%, 144A	1.354%	(c)	07/25/37	621	405,528
Renaissance Home Equity Loan Trust, Series 2004-3, Class AV2A, 1 Month LIBOR + 0.360%	1.597%	(c)	11/25/34	101	89,950
Towd Point Mortgage Trust, Series 2016-3, Class A1, 144A	2.250%	(cc)	04/25/56	1,956	1,946,172

					2,531,432

Student Loans — 3.3%
Navient Private Education Loan Trust, Series 2014-AA, Class A2A, 144A	2.740%		02/15/29	1,916	1,935,716
Navient Private Education Loan Trust, Series 2015-AA, Class A2B, 1 Month LIBOR + 1.200%, 144A	2.434%	(c)	12/15/28	841	853,294
SLC Student Loan Trust, Series 2006-2, Class A5, 3 Month LIBOR + 0.100%	1.420%	(c)	09/15/26	1,675	1,669,523
SLM Private Credit Student Loan Trust, Series 2004-A, Class A3, 3 Month LIBOR + 0.400%	1.720%	(c)	06/15/33	5,136	5,020,237
SLM Private Education Loan Trust, Series 2012-A, Class A2, 144A	3.830%		01/17/45	553	563,202
SLM Private Education Loan Trust, Series 2012-B, Class A2, 144A	3.480%		10/15/30	295	297,182
SLM Student Loan Trust, Series 2005-3, Class A5, 3 Month LIBOR + 0.090%	1.404%	(c)	10/25/24	1,193	1,191,677
SMB Private Education Loan Trust, Series 2015-A, Class A1, 1 Month LIBOR + 0.600%, 144A	1.834%	(c)	07/17/23	425	425,103
SMB Private Education Loan Trust, Series 2016-A, Class A2A, 144A	2.700%		05/15/31	1,430	1,434,223
SMB Private Education Loan Trust, Series 2017-A, Class A1, 1 Month LIBOR + 0.450%, 144A	1.684%	(c)	06/17/24	2,997	3,001,945
SoFi Professional Loan Program LLC, Series 2014-B, Class A2, 144A	2.550%		08/27/29	1,984	1,991,349

A275

AST BLACKROCK LOW DURATION BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)

Student Loans (cont’d.)
SoFi Professional Loan Program LLC, Series 2016-A, Class A2, 144A	2.760%		12/26/36	1,061	$1,070,933
SoFi Professional Loan Program LLC, Series 2016-C, Class A2B, 144A	2.360%		12/27/32	500	496,673
SoFi Professional Loan Program LLC, Series 2016-D, Class A2A, 144A	1.530%		04/25/33	712	710,649
SoFi Professional Loan Program LLC, Series 2016-D, Class A2B, 144A	2.340%		04/25/33	450	446,224

					21,107,930

TOTAL ASSET-BACKED SECURITIES (cost $145,318,248)					145,293,644

COMMERCIAL MORTGAGE-BACKED SECURITIES — 15.1%
AOA Mortgage Trust, Series 2015-1177, Class A, 144A	2.957%		12/13/29	1,689	1,717,932
BAMLL Commercial Mortgage Securities Trust, Series 2015-ASHF, Class A, 1 Month LIBOR + 1.220%, 144A	2.447	%(c)	01/15/28	4,600	4,605,786
Banc of America Commercial Mortgage Trust, Series 2008-1, Class A1A	6.465	%(cc)	02/10/51	1,240	1,242,025
Bear Stearns Deutsche Bank Trust, Series 2005-AFR1, Class E, 144A	5.156%		09/15/27	1,580	1,677,562
Bear Stearns Deutsche Bank Trust, Series 2005-AFR1, Class F, 144A	5.195%		09/15/27	1,250	1,327,753
BWAY Mortgage Trust, Series 2013-1515, Class A1, 144A	2.809%		03/10/33	1,398	1,413,648
CD Mortgage Trust, Series 2006-CD3, Class AM .	5.648%		10/15/48	5,033	5,161,549
CFCRE Mortgage Trust, Series 2015-RUM, Class A, 1 Month LIBOR + 1.700%, 144A	2.927	%(c)	07/15/30	3,250	3,255,907
CGDBB Commercial Mortgage Trust, Series 2017-BIOC, Class A, 1 Month LIBOR + 0.790%, 144A	2.017	%(c)	07/15/28	1,260	1,259,999
Commercial Mortgage Trust, Series 2005-C6, Class F, 144A	5.833	%(cc)	06/10/44	1,320	1,361,591
Commercial Mortgage Trust, Series 2012-CR4, Class ASB	2.436%		10/15/45	1,479	1,489,920
Commercial Mortgage Trust, Series 2013-CR10, Class ASB	3.795%		08/10/46	3,000	3,143,553
Commercial Mortgage Trust, Series 2014-TWC, Class A, 1 Month LIBOR + 0.850%, 144A	2.087	%(c)	02/13/32	2,500	2,501,170
Commercial Mortgage Trust, Series 2015-CR23, Class A2	2.852%		05/10/48	3,200	3,257,454
Commercial Mortgage Trust, Series 2015-CR24, Class ASB	3.445%		08/10/48	1,005	1,046,177
Core Industrial Trust, Series 2015-CALW, Class A, 144A	3.040%		02/10/34	4,600	4,703,995
Cosmopolitan Hotel Trust, Series 2016-CSMO, Class A, 1 Month LIBOR + 1.400%, 144A	2.634	%(c)	11/15/33	2,110	2,122,908
Credit Suisse Commercial Mortgage Trust, Series 2006-C1, Class G, 144A	5.851	%(cc)	02/15/39	1,359	1,350,655
CSAIL Commercial Mortgage Trust, Series 2016-C6, Class XA, IO	1.969	%(cc)	01/15/49	1,791	193,735
DBUBS Mortgage Trust, Series 2011-LC2A, Class A3FL, 1 Month LIBOR + 1.350%, 144A	2.587	%(c)	07/12/44	4,262	4,271,702
FHLMC Multifamily Structured Pass-Through Certificates, Series KJ05, Class A2	2.158%		10/25/21	1,541	1,525,711

A276

AST BLACKROCK LOW DURATION BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

	Interes Rate		Maturity Date	Principal Amount (000)#	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
FHLMC Multifamily Structured Pass-Through Certificates, Series KP03, Class A2	1.780%		07/25/19	2,452	$2,451,180
FHLMC Multifamily Structured Pass-Through Certificates, Series KW01, Class X1, IO	1.117	%(cc)	01/25/26	6,348	394,975
GRACE Mortgage Trust, Series 2014-GRCE, Class A, 144A	3.369%		06/10/28	2,005	2,074,549
Great Wolf Trust, Series 2017-WOLF, Class A, 1 Month LIBOR + 0.850%, 144A	2.090	%(c)	09/15/34	790	789,998
GS Mortgage Securities Corp. Trust, Series 2013-NYC5, Class F, 144A	3.771	%(cc)	01/10/30	2,670	2,678,491
GS Mortgage Securities Trust, Series 2012-GCJ7, Class A4	3.377%		05/10/45	2,673	2,764,974
GS Mortgage Securities Trust, Series 2013-NYC5, Class A, 144A	2.318%		01/10/30	1,040	1,039,979
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2013-LC11, Class ASB .	2.554%		04/15/46	2,795	2,815,278
JPMBB Commercial Mortgage Securities Trust, Series 2014-C22, Class XA, IO	1.080	%(cc)	09/15/47	12,132	585,488
JPMBB Commercial Mortgage Securities Trust, Series 2014-C23, Class ASB	3.657%		09/15/47	765	802,923
JPMBB Commercial Mortgage Securities Trust, Series 2015-C30, Class A2	3.087%		07/15/48	1,750	1,783,838
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2012-CBX, Class A4	3.483%		06/15/45	1,180	1,224,148
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2016-JP4, Class XA, IO	0.956	%(cc)	12/15/49	5,970	276,121
Madison Avenue Trust, Series 2013-650M, Class A, 144A	3.843%		10/12/32	5,000	5,208,284
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C26, Class ASB	3.323%		10/15/48	1,385	1,436,272
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C32, Class XA, IO	0.915	%(cc)	12/15/49	4,972	261,599
Morgan Stanley Capital I Trust, Series 2007-HQ13, Class A3	5.569%		12/15/44	703	704,078
Morgan Stanley Capital I Trust, Series 2008-T29, Class A4	6.498	%(cc)	01/11/43	502	505,251
RAIT Trust, Series 2017-FL7, Class A, 1 Month LIBOR + 0.950%, 144A	2.181	%(c)	06/15/37	810	809,156
Resource Capital Corp. Ltd. (Cayman Islands), Series 2017-CRE5, Class A, 1 Month LIBOR + 0.800%, 144A	2.034	%(c)	07/15/34	1,170	1,168,766
UBS-Barclays Commercial Mortgage Trust, Series 2013-C5, Class AAB	2.687%		03/10/46	1,000	1,007,194
Wells Fargo Commercial Mortgage Trust, Series 2014-LC16, Class ASB	3.477%		08/15/50	1,545	1,610,022
Wells Fargo Commercial Mortgage Trust, Series 2014-TISH, Class A, 1 Month LIBOR + 1.030%, 144A	2.257	%(c)	02/15/27	6,500	6,492,597
Wells Fargo Commercial Mortgage Trust, Series 2015-NXS3, Class A2	2.848%		09/15/57	8,000	8,132,126
WFRBS Commercial Mortgage Trust, Series 2013-C13, Class ASB	2.654%		05/15/45	1,000	1,012,483

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $97,672,143)					96,660,502

A277

AST BLACKROCK LOW DURATION BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS — 38.5%

Advertising — 0.2%
Omnicom Group, Inc., Gtd. Notes	3.625%		05/01/22	1,360	$1,418,204

Agriculture — 1.1%
BAT Capital Corp. (United Kingdom), Gtd. Notes, 144A	2.297%		08/14/20	2,820	2,829,006
BAT Capital Corp. (United Kingdom), Gtd. Notes, 144A	2.764%		08/15/22	970	975,450
BAT International Finance PLC (United Kingdom), Gtd. Notes, 144A	2.750%		06/15/20	715	726,123
BAT International Finance PLC (United Kingdom), Gtd. Notes, 144A	3.250%		06/07/22	535	546,683
Reynolds American, Inc. (United Kingdom), Gtd. Notes	3.250%		06/12/20	820	842,658
Reynolds American, Inc. (United Kingdom), Gtd. Notes	6.875%		05/01/20	1,020	1,136,524

					7,056,444

Airlines — 0.8%
Delta Air Lines, Inc., Sr. Unsec’d. Notes	2.875%		03/13/20	863	872,705
Delta Air Lines, Inc., Sr. Unsec’d. Notes	3.625%		03/15/22	425	436,815
US Airways 2011-1 Class B Pass-Through Trust, Pass-Through Certificates	9.750%		04/22/20	2,614	2,823,339
US Airways 2012-1 Class B Pass-Through Trust, Pass-Through Certificates	8.000%		04/01/21	1,075	1,166,703

					5,299,562

Auto Manufacturers — 1.6%
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	2.681%		01/09/20	2,105	2,122,022
General Motors Financial Co., Inc., Gtd. Notes	3.150%		01/15/20	445	452,777
General Motors Financial Co., Inc., Gtd. Notes	3.150%		06/30/22	1,535	1,547,240
General Motors Financial Co., Inc., Gtd. Notes	3.200%		07/13/20	1,475	1,510,556
Hyundai Capital America, Sr. Unsec’d. Notes, MTN, 144A	2.400%		10/30/18	485	486,759
Hyundai Capital America, Sr. Unsec’d. Notes, MTN, 144A	2.550%		04/03/20	640	638,881
Nissan Motor Acceptance Corp., Sr. Unsec’d. Notes, MTN, 144A	2.000%		03/08/19	1,220	1,220,879
Nissan Motor Acceptance Corp., Sr. Unsec’d. Notes, MTN, 144A	2.250%		01/13/20	480	482,370
Volkswagen Group of America Finance LLC (Germany), Gtd. Notes, 144A	1.650%		05/22/18	1,881	1,879,129

					10,340,613

Auto Manufactures — 0.2%
Volkswagen Group of America Finance LLC (Germany), Gtd. Notes, 144A	2.125%		05/23/19	1,500	1,500,631

Auto Parts & Equipment — 0.1%
ZF North America Capital, Inc. (Germany), Gtd. Notes, 144A.	4.500%		04/29/22	675	709,594

Banks — 15.5%
Bank of America Corp., Sr. Unsec’d. Notes, GMTN, 3 Month LIBOR + 0.660%	2.369	%(c)	07/21/21	635	635,047
Bank of America Corp., Sr. Unsec’d. Notes, MTN	2.151%		11/09/20	785	782,746
Bank of America Corp., Sr. Unsec’d. Notes, MTN	2.250%		04/21/20	1,325	1,327,952

A278

AST BLACKROCK LOW DURATION BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Banks (cont’d.)
Bank of America Corp., Sr. Unsec’d. Notes, MTN, 3 Month LIBOR + 0.630%	2.328	%(c)	10/01/21	2,515	$2,509,745
Bank of America Corp., Sr. Unsec’d. Notes, MTN, 3 Month LIBOR + 1.021%	2.881	%(c)	04/24/23	2,085	2,094,039
Bank of America Corp., Sr. Unsec’d. Notes, MTN, 3 Month LIBOR + 1.160%	3.124	%(c)	01/20/23	1,205	1,226,443
Bank of Nova Scotia (The) (Canada), Covered Bonds	1.875%		04/26/21	4,715	4,657,221
Banque Federative du Credit Mutuel SA (France), Sr. Unsec’d. Notes, MTN, 144A	2.700%		07/20/22	1,360	1,366,367
Barclays PLC (United Kingdom), Sr. Unsec’d. Notes	3.684%		01/10/23	555	569,193
Barclays PLC (United Kingdom), Sub. Notes	4.375%		09/11/24	1,705	1,752,385
BNP Paribas SA (France), Gtd. Notes, MTN	2.700%		08/20/18	780	786,981
BNP Paribas SA (France), Sr. Unsec’d. Notes, MTN, 144A	2.950%		05/23/22	695	701,113
BNP Paribas SA (France), Sr. Unsec’d. Notes, MTN, 144A	3.800%		01/10/24	565	587,345
BPCE SA (France), Gtd. Notes, MTN, 144A	3.000%		05/22/22	250	251,381
Capital One Financial Corp., Sr. Unsec’d. Notes	3.050%		03/09/22	325	328,711
Capital One NA, Sr. Unsec’d. Notes	2.350%		08/17/18	2,100	2,107,986
Capital One NA, Sr. Unsec’d. Notes	2.350%		01/31/20	1,005	1,010,324
Citigroup, Inc., Sr. Unsec’d. Notes	2.450%		01/10/20	390	393,096
Citigroup, Inc., Sr. Unsec’d. Notes	2.750%		04/25/22	240	241,154
Citigroup, Inc., Sr. Unsec’d. Notes, 3 Month LIBOR + 0.950%	2.876	%(c)	07/24/23	1,490	1,491,896
Citizens Bank NA, Sr. Unsec’d. Notes	2.250%		03/02/20	720	720,952
Citizens Bank NA, Sr. Unsec’d. Notes, MTN	2.300%		12/03/18	1,160	1,164,344
Citizens Bank NA/Providence RI, Sr. Unsec’d. Notes	2.200%		05/26/20	1,087	1,086,830
Credit Suisse AG (Switzerland), Sr. Unsec’d. Notes, GMTN.	2.300%		05/28/19	1,512	1,521,863
Credit Suisse Group AG (Switzerland), Sr. Unsec’d. Notes, 144A	3.574%		01/09/23	1,885	1,930,346
DNB Boligkreditt A/S (Norway), Covered Bonds, 144A	2.000%		05/28/20	1,495	1,493,400
Fifth Third Bancorp, Sr. Unsec’d. Notes	2.875%		07/27/20	296	301,620
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	2.300%		12/13/19	260	261,124
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	2.600%		12/27/20	305	307,466
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	2.900%		07/19/18	2,976	3,003,179
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	3.000%		04/26/22	2,625	2,655,342
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	5.950%		01/18/18	1,000	1,012,678
HSBC Holdings PLC (United Kingdom), Sr. Unsec’d. Notes.	2.950%		05/25/21	465	472,236
HSBC Holdings PLC (United Kingdom), Sr. Unsec’d. Notes, 3 Month LIBOR + 1.055%	3.262	%(c)	03/13/23	3,220	3,286,576
Huntington National Bank (The), Sr. Unsec’d. Notes	2.375%		03/10/20	1,140	1,146,620
Huntington National Bank (The), Sr. Unsec’d. Notes	2.875%		08/20/20	1,455	1,481,039
ING Bank NV (Netherlands), Sub. Notes, 144A	5.800%		09/25/23	1,650	1,883,876
ING Groep NV (Netherlands), Sr. Unsec’d. Notes	3.150%		03/29/22	615	626,702

A279

AST BLACKROCK LOW DURATION BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Banks (cont’d.)
Intesa Sanpaolo SpA (Italy), Sub. Notes, MTN, 144A	5.017%		06/26/24	1,108	$1,126,396
JPMorgan Chase & Co., Sr. Unsec’d. Notes	2.200%		10/22/19	3,170	3,188,905
JPMorgan Chase & Co., Sr. Unsec’d. Notes	6.300%		04/23/19	200	213,415
JPMorgan Chase & Co., Sr. Unsec’d. Notes, 3 Month LIBOR + 0.935%	2.776	%(c)	04/25/23	4,270	4,293,177
Kreditanstalt fuer Wiederaufbau (Germany), Gov’t. Gtd. Notes	1.875%		06/30/20	2,860	2,868,210
Lloyds Banking Group PLC (United Kingdom), Sub. Notes	4.500%		11/04/24	1,615	1,692,037
Mitsubishi UFJ Financial Group, Inc. (Japan), Sr. Unsec’d. Notes	2.950%		03/01/21	660	670,564
Mizuho Financial Group, Inc. (Japan), Sr. Unsec’d. Notes	2.953%		02/28/22	1,290	1,300,373
Morgan Stanley, Sr. Unsec’d. Notes, MTN	2.750%		05/19/22	710	713,929
Morgan Stanley, Sr. Unsec’d. Notes, MTN, 3 Month LIBOR + 0.930%	2.243	%(c)	07/22/22	4,695	4,712,792
National Australia Bank Ltd. (Australia), Covered Bonds, 144A	2.400%		12/07/21	5,500	5,520,008
Royal Bank of Canada (Canada), Covered Bonds	1.875%		02/05/20	4,800	4,789,197
Royal Bank of Canada (Canada), Covered Bonds	2.100%		10/14/20	3,335	3,335,310
Santander Holdings USA, Inc., Sr. Unsec’d. Notes, 144A	3.700%		03/28/22	695	708,095
Santander UK Group Holdings PLC (United Kingdom), Sr. Unsec’d. Notes	2.875%		08/05/21	400	401,806
Sumitomo Mitsui Financial Group, Inc. (Japan), Sr. Unsec’d. Notes	2.846%		01/11/22	1,925	1,942,957
Synchrony Bank, Sr. Unsec’d. Notes	3.000%		06/15/22	1,010	1,007,503
Toronto-Dominion Bank (The) (Canada), Covered Bonds, 144A	2.250%		03/15/21	2,760	2,761,476
Toronto-Dominion Bank (The) (Canada), Covered Bonds, 144A(a)	2.500%		01/18/23	1,500	1,509,321
UBS AG (Switzerland), Sr. Unsec’d. Notes, GMTN	2.375%		08/14/19	305	307,579
UBS Group Funding Switzerland AG (Switzerland), Gtd. Notes, 144A	2.650%		02/01/22	400	398,427
UBS Group Funding Switzerland AG (Switzerland), Gtd. Notes, 144A	3.491%		05/23/23	1,285	1,315,649
UBS Group Funding Switzerland AG (Switzerland), Gtd. Notes, 3 Month LIBOR + 0.954%, 144A	2.859	%(c)	08/15/23	910	907,036
Wells Fargo & Co., Sr. Unsec’d. Notes	3.069%		01/24/23	1,405	1,429,070
Wells Fargo & Co., Sr. Unsec’d. Notes, MTN	2.625%		07/22/22	2,175	2,178,639
Westpac Banking Corp. (Australia), Sr. Unsec’d. Notes	1.600%		08/19/19	1,185	1,179,627

					99,648,816

Beverages — 0.2%
Anheuser-Busch InBev Finance, Inc. (Belgium), Gtd. Notes	3.300%		02/01/23	1,100	1,140,452

Biotechnology — 0.1%
Amgen, Inc., Sr. Unsec’d. Notes	2.650%		05/11/22	740	746,042

Computers — 0.7%
Hewlett Packard Enterprise Co., Sr. Unsec’d. Notes	2.850%		10/05/18	2,697	2,723,962

A280

AST BLACKROCK LOW DURATION BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Computers (cont’d.)
Hewlett Packard Enterprise Co., Sr. Unsec’d. Notes, 144A	2.100%		10/04/19	975	$975,331
NetApp, Inc., Sr. Unsec’d. Notes	2.000%		09/27/19	1,070	1,069,666

					4,768,959

Diversified Financial Services — 2.3%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Netherlands), Gtd. Notes	3.500%		05/26/22	510	522,225
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Netherlands), Gtd. Notes	4.250%		07/01/20	450	470,124
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Netherlands), Gtd. Notes	4.625%		10/30/20	675	718,330
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Netherlands), Gtd. Notes	4.625%		07/01/22	1,100	1,179,018
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Netherlands), Gtd. Notes	5.000%		10/01/21	500	539,521
Air Lease Corp., Sr. Unsec’d. Notes	2.625%		09/04/18	2,115	2,131,810
Air Lease Corp., Sr. Unsec’d. Notes	2.625%		07/01/22	1,720	1,707,663
American Express Co., Sr. Unsec’d. Notes	2.500%		08/01/22	1,445	1,443,345
CPPIB Capital, Inc. (Canada), Gtd. Notes, 144A	1.250%		09/20/19	3,000	2,964,813
Doric Nimrod Air Finance Alpha Ltd., Class A, Pass-Through Trust (Guernsey), Pass-Through Certificates, 144A	5.125%		11/30/24	677	703,245
E*TRADE Financial Corp., Sr. Unsec’d. Notes	2.950%		08/24/22	905	907,013
International Lease Finance Corp., Sr. Unsec’d. Notes	4.625%		04/15/21	732	777,760
Lehman Brothers Holdings, Inc., Sr. Unsec’d. Notes(d)	3.011%	(s)	12/23/10	4,200	262,500
Synchrony Financial, Sr. Unsec’d. Notes	2.600%		01/15/19	345	347,210

					14,674,577

Electric — 0.7%
CenterPoint Energy, Inc., Sr. Unsec’d. Notes	2.500%		09/01/22	710	708,539
Dominion Energy, Inc., Jr. Sub. Notes	2.579%		07/01/20	325	327,712
Emera US Finance LP (Canada), Gtd. Notes	2.150%		06/15/19	660	660,265
Enel Finance International NV (Italy), Gtd. Notes, 144A	2.875%		05/25/22	415	417,688
Eversource Energy, Sr. Unsec’d. Notes	2.750%		03/15/22	950	960,560
FirstEnergy Corp., Sr. Unsec’d. Notes	2.850%		07/15/22	557	558,475
Genneia SA (Argentina), Sr. Unsec’d. Notes, 144A	8.750%		01/20/22	37	40,435
IPALCO Enterprises, Inc., Sr. Sec’d. Notes, 144A	3.700%		09/01/24	540	541,322

					4,214,996

Electronics — 0.1%
Amphenol Corp., Sr. Unsec’d. Notes	2.200%		04/01/20	855	856,190

Engineering & Construction — 0.0%
Mexico City Airport Trust (Mexico), Sr. Sec’d. Notes, 144A	5.500%		07/31/47	255	258,162

Foods — 0.4%
Wm. Wrigley Jr. Co., Sr. Unsec’d. Notes, 144A	3.375%		10/21/20	2,225	2,294,362

Healthcare-Products — 0.3%
Becton Dickinson & Co., Sr. Unsec’d. Notes	2.404%		06/05/20	780	782,737

A281

AST BLACKROCK LOW DURATION BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Healthcare-Products (cont’d.)
Stryker Corp., Sr. Unsec’d. Notes	2.000%	03/08/19	790	$791,665

				1,574,402

Healthcare-Services — 0.2%
HCA, Inc., Sr. Sec’d. Notes	3.750%	03/15/19	1,000	1,021,250

Home Builders — 0.2%
Lennar Corp., Gtd. Notes	4.500%	06/15/19	1,500	1,543,125

Insurance — 1.0%
Hartford Financial Services Group, Inc. (The), Sr. Unsec’d. Notes	5.125%	04/15/22	566	627,186
Marsh & McLennan Cos., Inc., Sr. Unsec’d. Notes	2.350%	09/10/19	2,000	2,011,834
Marsh & McLennan Cos., Inc., Sr. Unsec’d. Notes	2.350%	03/06/20	1,850	1,861,833
Voya Financial, Inc., Gtd. Notes	2.900%	02/15/18	1,546	1,552,716
Willis Group Holdings PLC, Gtd. Notes	5.750%	03/15/21	282	309,887

				6,363,456

Internet — 0.4%
Baidu, Inc. (China), Sr. Unsec’d. Notes	2.875%	07/06/22	1,055	1,058,876
eBay, Inc., Sr. Unsec’d. Notes	2.150%	06/05/20	855	856,927
Priceline Group, Inc. (The), Sr. Unsec’d. Notes	2.750%	03/15/23	575	574,415

				2,490,218

Iron/Steel — 0.5%
United States Steel Corp., Sr. Sec’d. Notes, 144A	8.375%	07/01/21	2,860	3,160,300

Leisure Time — 0.1%
Carnival Corp., Gtd. Notes	3.950%	10/15/20	620	653,092

Media — 0.8%
Charter Communications Operating LLC/Charter
Communications Operating Capital, Sr. Sec’d. Notes	3.579%	07/23/20	445	456,827
Charter Communications Operating LLC/Charter
Communications Operating Capital, Sr. Sec’d. Notes	4.464%	07/23/22	1,205	1,274,922
Discovery Communications LLC, Gtd. Notes	2.200%	09/20/19	300	300,996
Discovery Communications LLC, Gtd. Notes	4.375%	06/15/21	475	501,626
Sky PLC (United Kingdom), Gtd. Notes, 144A	2.625%	09/16/19	2,515	2,532,110
Viacom, Inc., Sr. Unsec’d. Notes	2.750%	12/15/19	63	63,586

				5,130,067

Mining — 0.1%
Anglo American Capital PLC (United Kingdom), Gtd. Notes, 144A	4.125%	04/15/21	618	641,700

Miscellaneous Manufacturing — 0.5%
Bombardier, Inc. (Canada), Sr. Unsec’d. Notes, 144A	8.750%	12/01/21	2,995	3,210,640

A282

AST BLACKROCK LOW DURATION BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Multi-National — 1.2%
International Bank for Reconstruction & Development (Supranational Bank), Sr. Unsec’d. Notes, GMTN	0.875%	08/15/19	7,780	$7,671,710

Office/Business Equipment — 0.2%
Pitney Bowes, Inc., Sr. Unsec’d. Notes	3.625%	09/15/20	485	486,023
Xerox Corp., Sr. Unsec’d. Notes	3.625%	03/15/23	722	715,955

				1,201,978

Oil & Gas — 0.5%
BP Capital Markets PLC (United Kingdom), Gtd. Notes	2.521%	01/15/20	315	319,287
BP Capital Markets PLC (United Kingdom), Gtd. Notes	3.216%	11/28/23	1,300	1,331,728
Petrobras Global Finance BV (Brazil), Gtd. Notes	5.375%	01/27/21	189	199,395
Petrobras Global Finance BV (Brazil), Gtd. Notes	6.125%	01/17/22	137	147,275
Petrobras Global Finance BV (Brazil), Gtd. Notes, 144A	5.999%	01/27/28	360	359,730
Pioneer Natural Resources Co., Sr. Unsec’d. Notes	3.450%	01/15/21	91	93,045
Shell International Finance BV (Netherlands), Gtd. Notes	4.375%	03/25/20	820	870,060

				3,320,520

Pharmaceuticals — 1.6%
AbbVie, Inc., Sr. Unsec’d. Notes	2.500%	05/14/20	820	829,825
AbbVie, Inc., Sr. Unsec’d. Notes	2.900%	11/06/22	605	613,536
Allergan Funding SCS, Gtd. Notes	2.450%	06/15/19	900	906,234
Allergan Funding SCS, Gtd. Notes	3.000%	03/12/20	1,450	1,480,346
Forest Laboratories LLC, Gtd. Notes, 144A	4.375%	02/01/19	1,112	1,140,358
Shire Acquisitions Investments Ireland DAC, Gtd. Notes	1.900%	09/23/19	3,205	3,198,663
Shire Acquisitions Investments Ireland DAC, Gtd. Notes	2.400%	09/23/21	555	553,060
Teva Pharmaceutical Finance Netherlands III BV (Israel), Gtd. Notes	1.700%	07/19/19	1,370	1,350,198

				10,072,220

Pipelines — 0.4%
Enterprise Products Operating LLC, Gtd. Notes	1.650%	05/07/18	580	579,794
Kinder Morgan, Inc., Gtd. Notes	3.050%	12/01/19	1,105	1,124,982
TransCanada PipeLines Ltd. (Canada), Sr. Unsec’d. Notes	6.500%	08/15/18	500	520,341

				2,225,117

Private Equity — 0.2%
Icahn Enterprises LP/Icahn Enterprises Finance Corp., Gtd. Notes	4.875%	03/15/19	1,500	1,512,750

Real Estate Investment Trusts (REITs) — 1.6%
American Tower Corp., Sr. Unsec’d. Notes	3.450%	09/15/21	1,330	1,376,346
Crown Castle International Corp., Sr. Unsec’d. Notes	3.200%	09/01/24	1,275	1,268,948
Crown Castle International Corp., Sr. Unsec’d. Notes	3.400%	02/15/21	675	694,953

A283

AST BLACKROCK LOW DURATION BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Real Estate Investment Trusts (REITs) (cont’d.)
Crown Castle International Corp., Sr. Unsec’d. Notes	4.875%	04/15/22	700	$760,240
National Retail Properties, Inc., Sr. Unsec’d. Notes	5.500%	07/15/21	326	356,684
Realty Income Corp., Sr. Unsec’d. Notes	6.750%	08/15/19	1,060	1,150,208
Ventas Realty LP/Ventas Capital Corp., Gtd. Notes	2.000%	02/15/18	4,400	4,404,017

				10,011,396

Retail — 0.7%
Alimentation Couche-Tard, Inc. (Canada), Gtd. Notes, 144A	2.700%	07/26/22	670	672,170
QVC, Inc., Sr. Sec’d. Notes	3.125%	04/01/19	2,200	2,222,417
Walgreen Co., Gtd. Notes	3.100%	09/15/22	760	774,256
Walgreens Boots Alliance, Inc., Sr. Unsec’d. Notes	2.700%	11/18/19	660	669,016

				4,337,859

Semiconductors — 1.8%
Analog Devices, Inc., Sr. Unsec’d. Notes	2.500%	12/05/21	550	551,140
Analog Devices, Inc., Sr. Unsec’d. Notes	3.500%	12/05/26	260	262,568
Broadcom Corp./Broadcom Cayman Finance Ltd., Gtd. Notes, 144A	2.375%	01/15/20	3,605	3,624,914
Broadcom Corp./Broadcom Cayman Finance Ltd., Gtd. Notes, 144A	3.000%	01/15/22	1,655	1,682,609
Broadcom Corp./Broadcom Cayman Finance Ltd., Gtd. Notes, 144A	3.625%	01/15/24	1,035	1,063,335
Lam Research Corp., Sr. Unsec’d. Notes	2.750%	03/15/20	447	454,190
Lam Research Corp., Sr. Unsec’d. Notes	2.800%	06/15/21	1,845	1,866,449
NXP BV/NXP Funding LLC (Netherlands), Gtd. Notes, 144A.	4.125%	06/01/21	1,315	1,375,819
NXP BV/NXP Funding LLC (Netherlands), Sr. Unsec’d. Notes, 144A	3.875%	09/01/22	308	321,090

				11,202,114

Software — 0.3%
CA, Inc., Sr. Unsec’d. Notes	3.600%	08/15/22	475	486,866
VMware, Inc., Sr. Unsec’d. Notes	2.300%	08/21/20	1,635	1,639,787

				2,126,653

Telecommunications — 0.9%
AT&T, Inc., Sr. Unsec’d. Notes(a)	2.850%	02/14/23	1,375	1,366,366
Deutsche Telekom International Finance Bv (Germany), Gtd. Notes, 144A	2.820%	01/19/22	2,230	2,242,150
Sprint Communications, Inc., Gtd. Notes, 144A	9.000%	11/15/18	807	866,855
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC, Asset-Backed, 144A	3.360%	03/20/23	435	441,525
Verizon Communications, Inc., Sr. Unsec’d. Notes	2.946%	03/15/22	975	991,521

				5,908,417

Transportation — 0.1%
Ryder System, Inc., Sr. Unsec’d. Notes, MTN	2.875%	09/01/20	810	823,445

A284

AST BLACKROCK LOW DURATION BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)

Trucking & Leasing — 0.9%
Aviation Capital Group Corp., Sr. Unsec’d. Notes, 144A	2.875%	01/20/22		965	$965,163
Park Aerospace Holdings Ltd. (Ireland), Gtd. Notes, 144A	5.250%	08/15/22		860	894,400
Penske Truck Leasing Co. LP/PTL Finance Corp., Sr. Unsec’d. Notes, 144A	2.500%	06/15/19		1,390	1,400,191
Penske Truck Leasing Co. LP/PTL Finance Corp., Sr. Unsec’d. Notes, 144A	2.875%	07/17/18		1,000	1,009,327
Penske Truck Leasing Co. LP/PTL Finance Corp., Sr. Unsec’d. Notes, 144A	3.050%	01/09/20		1,561	1,590,683

					5,859,764

TOTAL CORPORATE BONDS (cost $245,957,742)					246,989,797

FOREIGN GOVERNMENT BONDS — 2.4%
Argentine Republic Government International Bond (Argentina), Sr. Unsec’d. Notes	5.625%	01/26/22		73	76,650
Argentine Republic Government International Bond (Argentina), Sr. Unsec’d. Notes	6.250%	04/22/19		1,349	1,419,823
Argentine Republic Government International Bond (Argentina), Sr. Unsec’d. Notes	6.875%	01/26/27		35	37,818
Argentine Republic Government International Bond (Argentina), Sr. Unsec’d. Notes	7.820%	12/31/33	EUR	106	139,766
Argentine Republic Government International Bond (Argentina), Sr. Unsec’d. Notes	7.820%	12/31/33	EUR	103	134,386
Cyprus Government International Bond (Cyprus), Sr. Unsec’d. Notes, EMTN	4.750%	06/25/19	EUR	1,210	1,546,260
Indonesia Treasury Bond (Indonesia), Sr. Unsec’d. Notes	7.000%	05/15/27	IDR	1,516,000	116,888
Indonesia Treasury Bond (Indonesia), Sr. Unsec’d. Notes	7.500%	08/15/32	IDR	3,108,000	241,713
Indonesia Treasury Bond (Indonesia), Sr. Unsec’d. Notes	7.500%	05/15/38	IDR	2,297,000	176,509
Indonesia Treasury Bond (Indonesia), Sr. Unsec’d. Notes	8.250%	05/15/36	IDR	5,357,000	437,103
Indonesia Treasury Bond (Indonesia), Sr. Unsec’d. Notes	8.375%	03/15/24	IDR	450,000	36,957
Indonesia Treasury Bond (Indonesia), Sr. Unsec’d. Notes	8.375%	09/15/26	IDR	3,898,000	325,870
Indonesia Treasury Bond (Indonesia), Sr. Unsec’d. Notes	8.375%	03/15/34	IDR	1,754,000	143,378
Lebanon Government International Bond (Lebanon), Sr. Unsec’d. Notes, EMTN	6.100%	10/04/22		138	137,774
Lebanon Government International Bond (Lebanon), Sr. Unsec’d. Notes, GMTN	6.250%	11/04/24		75	73,507
Lebanon Government International Bond (Lebanon), Sr. Unsec’d. Notes	6.650%	04/22/24		50	50,043
Lebanon Government International Bond (Lebanon), Sr. Unsec’d. Notes	6.850%	03/23/27		299	297,404
Mexican Bonos (Mexico), Bonds	10.000%	11/20/36	MXN	1,800	127,629
Mexican Bonos (Mexico), Sr. Unsec’d. Notes	8.500%	11/18/38	MXN	1,900	118,833
Mexican Udibonos (Mexico), Bonds, TIPS	3.500%	12/14/17	MXN	344	110,089
Province of Ontario (Canada), Sr. Unsec’d. Notes	2.400%	02/08/22		2,800	2,823,087
Republic of South Africa Government Bond (South Africa), Sr. Unsec’d. Notes	6.250%	03/31/36	ZAR	1,330	70,838
Russian Federal Bond (Russia), Bonds	6.400%	05/27/20	RUB	7,667	129,817

A285

AST BLACKROCK LOW DURATION BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#		Value
FOREIGN GOVERNMENT BONDS (Continued)
Russian Federal Bond (Russia), Bonds	7.050%		01/19/28	RUB	23,211	$391,447
Russian Federal Bond (Russia), Bonds	7.400%		12/07/22	RUB	10,872	188,239
Russian Federal Bond (Russia), Bonds	7.500%		08/18/21	RUB	52,423	912,211
Russian Federal Bond (Russia), Bonds	7.750%		09/16/26	RUB	20,372	359,947
Russian Federal Bond (Russia), Bonds	8.150%		02/03/27	RUB	55,522	1,010,431
Russian Foreign Bond - Eurobond (Russia), Sr. Unsec’d. Notes.	4.750%		05/27/26		200	212,000
Saudi Government International Bond (Saudi Arabia), Sr. Unsec’d. Notes, MTN, 144A	3.625%		03/04/28		600	592,249
South Africa Government Bond (South Africa), Bonds	6.500%		02/28/41	ZAR	665	34,815
South Africa Government Bond (South Africa), Bonds	8.750%		02/28/48	ZAR	2,585	172,673
South Africa Government International Bond (South Africa), Sr. Unsec’d. Notes	5.500%		03/09/20		760	808,281
South Africa Government International Bond (South Africa), Sr. Unsec’d. Notes	5.875%		05/30/22		100	109,794
Turkey Government Bond (Turkey), Bonds	9.200%		09/22/21	TRY	1,920	508,567
Turkey Government Bond (Turkey), Bonds	11.000%		03/02/22	TRY	2,627	741,734
Turkey Government International Bond (Turkey), Bonds	8.800%		09/27/23	TRY	1,010	259,661
Turkey Government International Bond (Turkey), Sr. Unsec’d. Notes	6.000%		03/25/27		257	275,874
Turkey Government International Bond (Turkey), Sr. Unsec’d. Notes	7.000%		06/05/20		17	18,562
Turkey Government International Bond (Turkey), Sr. Unsec’d. Notes	7.375%		02/05/25		294	341,496

TOTAL FOREIGN GOVERNMENT BONDS (cost $15,385,190)						15,710,123

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 6.7%
Alternative Loan Trust, Series 2003-J3, Class 2A1	6.250%		12/25/33		25	25,344
Banc of America Alternative Loan Trust, Series 2007-1, Class 1A1	5.821%	(cc)	04/25/22		421	408,054
Banc of America Funding Trust, Series 2004-A, Class 1A3	3.603%	(cc)	09/20/34		121	123,606
Banc of America Funding Trust, Series 2005-D, Class A1	3.333%	(cc)	05/25/35		162	168,768
BCAP LLC Trust, Series 2011-RR4, Class 7A1, 144A	5.250%		04/26/37		638	562,892
Bear Stearns Adjustable Rate Mortgage Trust, Series 2003-1, Class 6A1	3.092%	(cc)	04/25/33		37	36,759
Bear Stearns Adjustable Rate Mortgage Trust, Series 2003-8, Class 2A1	3.560%	(cc)	01/25/34		162	164,682
Bear Stearns Adjustable Rate Mortgage Trust, Series 2003-9, Class 2A1	3.576%	(cc)	02/25/34		149	151,588
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-8, Class 13A1	3.546%	(cc)	11/25/34		2,132	1,828,265
Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-5, Class A1, 1 Year U.S. Treasury Yield Curve Rate T Note Constant Maturity + 2.050%	3.280%	(c)	08/25/35		157	159,698
Bear Stearns Alt-A Trust, Series 2005-10, Class 24A1	3.212%	(cc)	01/25/36		1,633	1,592,679

A286

AST BLACKROCK LOW DURATION BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#		Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Citigroup Mortgage Loan Trust, Inc., Series 2005-6, Class A1, 1 Year U.S. Treasury Yield Curve Rate T Note Constant Maturity + 2.100%	2.690%	(c)	09/25/35	282		$285,213
Citigroup Mortgage Loan Trust, Inc., Series 2005-6, Class A3, 1 Year U.S. Treasury Yield Curve Rate T Note Constant Maturity + 1.800%	2.830%	(c)	09/25/35	61		59,632
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004-25, Class 2A1, 1 Month LIBOR + 0.680%	1.917%	(c)	02/25/35	440		426,185
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004-J9, Class 2A5	5.500%		01/25/35	403		406,619
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-3, Class 2A1, 1 Month LIBOR + 0.580%	1.817%	(c)	04/25/35	452		414,554
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-11, Class 3A1	2.459%	(cc)	04/25/35	670		555,906
Credit Suisse First Boston Mortgage Securities Corp., Series 2003-AR15, Class 2A1	3.090%	(cc)	06/25/33	409		404,068
Fannie Mae Connecticut Avenue Securities, Series 2017-C04, Class 2M1, 1 Month LIBOR + 0.850%	2.087%	(c)	11/25/29	1,877		1,882,200
Fannie Mae REMICS, Series 1988-22, Class A	1.957%	(cc)	08/25/18	—	(r)	65
Fannie Mae REMICS, Series 1996-39, Class H	8.000%		11/25/23	11		11,983
Fannie Mae REMICS, Series 2004-11, Class A, 1 Month LIBOR + 0.120%	1.357%	(c)	03/25/34	133		132,302
Fannie Mae REMICS, Series 2006-5, Class 3A2	3.288%	(cc)	05/25/35	119		125,057
Fannie Mae REMICS, Series 2013-133, Class NA	3.000%		05/25/36	2,819		2,888,453
Fannie Mae REMICS, Series 2015-10, Class KA	3.000%		07/25/40	1,331		1,357,462
FHLMC Structured Pass-Through Securities, Series T-57, Class 1A1	6.500%		07/25/43	952		1,111,418
FHLMC Structured Pass-Through Securities, Series T-59, Class 1A2	7.000%		10/25/43	631		756,568
FHLMC Structured Pass-Through Securities, Series T-61, Class 1A1, Federal Reserve U.S. 12 Month Cumulative Avg 1 Year CMT + 1.400%	2.230%	(c)	07/25/44	680		690,587
FHLMC Structured Pass-Through Securities, Series T-62, Class 1A1, Federal Reserve U.S. 12 Month Cumulative Avg 1 Year CMT + 1.200%	2.030%	(c)	10/25/44	2,453		2,493,195
FHLMC Structured Pass-Through Securities, Series T-75, Class A1, 1 Month LIBOR + 0.040%	1.277%	(c)	12/25/36	741		736,808
Freddie Mac REMICS, Series 4274, Class PN	3.500%		10/15/35	943		976,800
Freddie Mac REMICS, Series 4390, Class CA	3.500%		06/15/50	1,805		1,863,830
Freddie Mac REMICS, Series 4446, Class MA	3.500%		12/15/50	2,514		2,609,238
Freddie Mac REMICS, Series 4459, Class BN	3.000%		08/15/43	1,685		1,719,177
Freddie Mac REMICS, Series 4482, Class DH	3.000%		06/15/42	968		993,208
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2016-HQA2, Class M1, 1 Month LIBOR + 1.200%	2.437%	(c)	11/25/28	660		660,348
GMACM Mortgage Loan Trust, Series 2004-AR1, Class 12A	3.959%	(cc)	06/25/34	86		87,114
GMACM Mortgage Loan Trust, Series 2004-AR1, Class 22A	4.015%	(cc)	06/25/34	335		326,756

A287

AST BLACKROCK LOW DURATION BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
GreenPoint Mortgage Funding Trust, Series 2005-AR2, Class A1, 1 Month LIBOR + 0.460%	1.697%	(c)	06/25/45	301	$276,441
GSR Mortgage Loan Trust, Series 2004-7, Class 1A1	3.121%	(cc)	06/25/34	42	41,176
GSR Mortgage Loan Trust, Series 2005-AR7, Class 5A1	3.506%	(cc)	11/25/35	373	344,416
Harborview Mortgage Loan Trust, Series 2004-6, Class 3A2A	3.814%	(cc)	08/19/34	667	654,465
HomeBanc Mortgage Trust, Series 2005-4, Class A1, 1 Month LIBOR + 0.270%	1.507%	(c)	10/25/35	314	308,992
JPMorgan Mortgage Trust, Series 2006-A2, Class 5A1	3.321%	(cc)	11/25/33	202	207,437
JPMorgan Mortgage Trust, Series 2007-A1, Class 3A3	3.644%	(cc)	07/25/35	268	274,591
JPMorgan Mortgage Trust, Series 2016-2, Class A1, 144A	2.685%	(cc)	06/25/46	2,807	2,818,382
Merrill Lynch Mortgage Investors Trust, Series 2005-2, Class 3A, 1 Month LIBOR + 1.000%	2.237%	(c)	10/25/35	446	424,958
Mill City Mortgage Loan Trust, Series 2016-1, Class A1, 144A	2.500%	(cc)	04/25/57	3,147	3,145,307
NCUA Guaranteed Notes Trust, Series 2010-R2, Class 1A, 1 Month LIBOR + 0.370%	1.604%	(c)	11/06/17	1,668	1,668,679
New Residential Mortgage Loan Trust, Series 2016-3A, Class A1B, 144A	3.250%	(cc)	09/25/56	559	568,611
Reperforming Loan REMIC Trust, Series 2004-R1, Class 2A, 144A	6.500%		11/25/34	83	82,346
Reperforming Loan REMIC Trust, Series 2003-R4, Class 2A, 144A	5.122%	(cc)	01/25/34	191	189,002
Reperforming Loan REMIC Trust, Series 2005-R2, Class 1AF1, 1 Month LIBOR + 0.340%, 144A	1.577%	(c)	06/25/35	760	701,257
Structured Asset Mortgage Investments II Trust, Series 2005-AR5, Class A1, 1 Month LIBOR + 0.250%	1.487%	(c)	07/19/35	397	377,434
WaMu Mortgage Pass-Through Certificates Trust, Series 2005-AR6, Class 2A1A, 1 Month LIBOR + 0.230%	1.467%	(c)	04/25/45	676	663,152
WaMu Mortgage Pass-Through Certificates Trust, Series 2006-AR9, Class 1A, Federal Reserve U.S. 12 Month Cumulative Avg 1 Year CMT + 1.000%	1.889%	(c)	08/25/46	479	449,124
Wells Fargo Mortgage-Backed Securities Trust, Series 2003-M, Class A1	3.034%	(cc)	12/25/33	55	55,491
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR1, Class 2A1	3.101%	(cc)	02/25/35	329	332,365

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $43,175,646)					42,780,707

U.S. GOVERNMENT AGENCY OBLIGATIONS — 11.6%
Federal Home Loan Mortgage Corp	2.500%		11/01/27	3,837	3,892,309
Federal Home Loan Mortgage Corp., 1 Year U.S. Treasury Yield Curve Rate T Note Constant Maturity + 2.252%	2.859%	(c)	01/01/34	30	31,911

A288

AST BLACKROCK LOW DURATION BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
Federal Home Loan Mortgage Corp., 1 Year U.S. Treasury Yield Curve Rate T Note Constant Maturity + 2.335%	2.896%	(c)	12/01/26	8	$8,234
Federal Home Loan Mortgage Corp.	3.000%		TBA	8,300	8,330,152
Federal Home Loan Mortgage Corp.	3.000%		TBA	11,155	11,464,460
Federal Home Loan Mortgage Corp., 1 Year U.S. Treasury Yield Curve Rate T Note Constant Maturity + 2.401%	3.264%	(c)	07/01/29	20	20,684
Federal Home Loan Mortgage Corp.	3.500%		TBA	10,000	10,428,003
Federal National Mortgage Assoc.	2.500%		12/01/27	2,228	2,258,083
Federal National Mortgage Assoc.	2.500%		07/01/31	4,288	4,320,930
Federal National Mortgage Assoc.	2.500%		11/01/31	7,876	7,936,199
Federal National Mortgage Assoc.	2.500%		11/01/31	143	144,085
Federal National Mortgage Assoc.	2.500%		02/01/32	149	150,010
Federal National Mortgage Assoc.	2.500%		03/01/32	883	890,199
Federal National Mortgage Assoc.	2.500%		04/01/32	33	33,077
Federal National Mortgage Assoc.	2.500%		TBA	9,279	9,342,067
Federal National Mortgage Assoc., 12 Month LIBOR + 1.590%	2.670%	(c)	06/01/45	4,852	4,930,068
Federal National Mortgage Assoc., 1 Year U.S. Treasury Yield Curve Rate T Note Constant Maturity + 2.274%	2.830%	(c)	12/01/29	24	24,886
Federal National Mortgage Assoc., 6 Month LIBOR + 1.641%	3.016%	(c)	01/01/25	3	2,886
Federal National Mortgage Assoc., 1 Year U.S. Treasury Yield Curve Rate T Note Constant Maturity + 2.270%	3.145%	(c)	04/01/32	7	7,030
Federal National Mortgage Assoc., 12 Month LIBOR + 1.590%	3.163%	(c)	06/01/45	3,211	3,290,718
Federal National Mortgage Assoc.	4.000%		12/01/41	401	425,760
Federal National Mortgage Assoc.	4.000%		TBA	3,000	3,099,375
Federal National Mortgage Assoc.	4.500%		06/01/39	28	30,448
Federal National Mortgage Assoc.	4.500%		08/01/40	50	53,561
Federal National Mortgage Assoc.	4.500%		02/01/41	79	85,230
Federal National Mortgage Assoc.	4.500%		12/01/41	254	274,968
Federal National Mortgage Assoc.	4.500%		TBA	3,000	3,064,219
Federal National Mortgage Assoc., Cost of Funds for the 11th District of San Francisco + 1.250%.	5.000%	(c)	04/01/24	3	3,177
Government National Mortgage Assoc., 1 Year U.S. Treasury Yield Curve Rate T Note Constant Maturity + 1.500%	2.125%	(c)	07/20/24	4	3,808
Government National Mortgage Assoc., 1 Year U.S. Treasury Yield Curve Rate T Note Constant Maturity + 1.500%	2.250%	(c)	11/20/29	61	62,960
Government National Mortgage Assoc., 1 Year U.S. Treasury Yield Curve Rate T Note Constant Maturity + 1.500%	2.375%	(c)	01/20/26	28	28,783
Government National Mortgage Assoc., 1 Year U.S. Treasury Yield Curve Rate T Note Constant Maturity + 1.500%	2.625%	(c)	05/20/24	32	32,574
Government National Mortgage Assoc., 1 Year U.S. Treasury Yield Curve Rate T Note Constant Maturity + 1.500%	2.625%	(c)	06/20/26	14	14,900

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $74,763,721)					74,685,754

U.S. TREASURY OBLIGATIONS — 8.0%
U.S. Treasury Notes	1.000%		09/15/18	11,000	10,961,327

A289

AST BLACKROCK LOW DURATION BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value
U.S. TREASURY OBLIGATIONS (Continued)
U.S. Treasury Notes	1.500%		07/15/20	33,800	$33,707,578
U.S. Treasury Notes(a)	1.500%		08/15/20	6,700	6,680,109

TOTAL U.S. TREASURY OBLIGATIONS (cost $51,484,412)					51,349,014

TOTAL LONG-TERM INVESTMENTS (cost $673,757,102)					673,469,541

				Shares
SHORT-TERM INVESTMENTS — 3.2%
AFFILIATED MUTUAL FUNDS — 1.3%
Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund(w)				28,223	28,223
Prudential Investment Portfolios 2 - Prudential Institutional Money Market Fund (cost $8,250,032; includes $8,244,904 of cash collateral for securities on loan)(b)(w)				8,249,207	8,250,032

TOTAL AFFILIATED MUTUAL FUNDS (cost $8,278,255)					8,278,255

	Interest Rate		Maturity Date	Principal Amount (000)#
CERTIFICATES OF DEPOSIT — 0.9%
Bank of Tokyo-Mitsubishi	1.550	%(s)	10/13/17	1,700	1,700,227
Mizuho Bank Ltd. (Japan)	2.001	%(c)	10/03/17	1,700	1,700,158
Wells Fargo Bank	1.350%		10/06/17	2,000	2,000,055

TOTAL CERTIFICATES OF DEPOSIT (cost $5,400,000)					5,400,440

COMMERCIAL PAPER(n) —1.0%
Enbridge, Inc.	2.107%		11/13/17	2,160	2,155,518
Toronto Dominion Holdings	1.327%		10/05/17	4,500	4,499,144

TOTAL COMMERCIAL PAPER (cost $6,654,217)					6,654,662

OPTIONS PURCHASED* — 0.0% (cost $269,701)					119,565

TOTAL SHORT-TERM INVESTMENTS (cost $20,602,173)					20,452,922

TOTAL INVESTMENTS — 108.2% (cost $694,359,275)					693,922,463
Liabilities in excess of other assets(z) — (8.2)%					(52,553,752)

NET ASSETS — 100.0%					$641,368,711

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $8,078,319; cash collateral of $8,244,904 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

A290

AST BLACKROCK LOW DURATION BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.

(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at September 30, 2017.

(cc)	Variable rate instrument. The rate shown is based on the latest available information as of September 30, 2017. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.

(n)	Rate shown reflects yield to maturity at purchase date.

(r)	Less than $500 par.

(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.

(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund and Prudential Institutional Money Market Fund.

(z)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end, with the exception of options which are included in net assets at market value:

OTC Traded Options - Purchased:

Description	Call/ Put	Counterparty	Expiration Date	Strike Price	Contracts	Notional Amount (000)#		Value
Currency Option USD vs CAD	Call	JPMorgan Chase	10/12/17	1.23	—		103	$1,460
Currency Option USD vs CAD	Call	BNP Paribas	10/16/17	1.28	—		137	76
Currency Option USD vs CHF	Call	Deutsche Bank AG	10/16/17	1.00	—		6,430	2,207
Currency Option EUR vs NOK	Put	Morgan Stanley	11/14/17	9.15	—	EUR	5,380	8,591
Currency Option USD vs BRL	Put	JPMorgan Chase	11/16/17	3.10	—		120	324

								$12,658

OTC Swaptions - Purchased:

Description	Call/ Put	Counterparty	Expiration Date	Strike Price	Receive	Pay	Notional Amount (000)#	Value
5 Year x 5 Year Interest Rate Swap, 01/20/2027	Put	Deutsche Bank AG	01/18/22	3.35%	3 Month LIBOR(Q)	3.35%(S)	5,715	$ 79,553
10 Year x 10 Year Interest Rate Swap, 01/25/2029	Put	Credit Suisse First Boston Corp.	01/23/19	1.38%	6 Month JPY LIBOR(S)	1.38%(S)	JPY 3,520,000	27,354

								$ 106,907

Futures contracts outstanding at September 30, 2017:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Position:
716	2 Year U.S. Treasury Notes	Dec. 2017	$154,838,573	$154,443,439	$(395,134)

Short Positions:
1	5 Year Euro-Bobl	Dec. 2017	155,644	155,041	603
727	5 Year U.S. Treasury Notes	Dec. 2017	85,974,984	85,422,500	552,484
7	10 Year Euro-Bund.	Dec. 2017	1,341,118	1,332,077	9,041
185	10 Year U.S. Treasury Notes	Dec. 2017	23,468,260	23,182,813	285,447
65	10 Year U.S. Ultra Treasury Bonds	Dec. 2017	8,835,566	8,731,328	104,238
13	20 Year U.S. Treasury Bonds	Dec. 2017	2,014,665	1,986,563	28,102
5	30 Year U.S. Ultra Treasury Bonds	Dec. 2017	838,529	825,625	12,904

					992,819

					$597,685

Cash of $773,030 has been segregated with Credit Suisse First Boston Corp. to cover requirements for open futures contracts at September 30, 2017.

A291

AST BLACKROCK LOW DURATION BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Forward foreign currency exchange contracts outstanding at September 30, 2017:

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts:
Australian Dollar,
Expiring 10/13/17	Barclays Capital Group	AUD	1	$956	$941	$(15)
Expiring 10/13/17	Deutsche Bank AG	AUD	80	64,004	62,740	(1,264)
Brazilian Real,
Expiring 10/03/17	Goldman Sachs & Co.	BRL	600	189,000	189,227	227
Canadian Dollar,
Expiring 10/16/17	BNP Paribas	CAD	90	71,925	71,802	(123)
Expiring 10/18/17	BNP Paribas	CAD	127	102,750	101,582	(1,168)
Chilean Peso,
Expiring 10/05/17	Royal Bank of Scotland Group PLC	CLP	56,268	90,000	87,901	(2,099)
Expiring 11/03/17	Credit Suisse First Boston Corp.	CLP	57,218	90,000	89,328	(672)
Expiring 11/03/17	Deutsche Bank AG	CLP	57,541	90,000	89,833	(167)
Colombian Peso,
Expiring 10/06/17	Credit Suisse First Boston Corp.	COP	963,399	326,000	327,752	1,752
Expiring 10/06/17	Deutsche Bank AG	COP	229,320	78,000	78,016	16
Expiring 10/06/17	UBS AG	COP	250,529	85,000	85,231	231
Euro,
Expiring 10/11/17	Hong Kong & Shanghai Bank	EUR	80	94,562	94,614	52
Expiring 10/11/17	Morgan Stanley	EUR	80	96,197	94,614	(1,583)
Indonesian Rupiah,
Expiring 10/12/17	JPMorgan Chase	IDR	1,186,200	90,000	87,968	(2,032)
Expiring 10/26/17	BNP Paribas	IDR	1,417,690	105,538	105,007	(531)
Expiring 10/26/17	BNP Paribas	IDR	1,401,569	104,322	103,812	(510)
Expiring 10/26/17	Citigroup Global Markets	IDR	1,071,422	79,760	79,359	(401)
Expiring 10/26/17	Deutsche Bank AG	IDR	1,420,257	105,713	105,197	(516)
Expiring 10/26/17	Morgan Stanley	IDR	1,439,968	107,196	106,656	(540)
Expiring 11/22/17	BNP Paribas	IDR	875,225	65,000	64,668	(332)
Expiring 11/29/17	JPMorgan Chase	IDR	874,250	65,000	64,555	(445)
Japanese Yen,
Expiring 10/18/17	Barclays Capital Group	JPY	217,482	1,930,000	1,934,603	4,603
Expiring 10/18/17	Barclays Capital Group	JPY	216,656	1,930,000	1,927,250	(2,750)
Expiring 10/18/17	Barclays Capital Group	JPY	216,600	1,930,000	1,926,750	(3,250)
Expiring 10/18/17	Barclays Capital Group	JPY	216,509	1,930,000	1,925,943	(4,057)
Expiring 10/18/17	Barclays Capital Group	JPY	215,699	1,930,000	1,918,741	(11,259)
Mexican Peso,
Expiring 10/11/17	Bank of New York Mellon	MXN	1,436	79,000	78,715	(285)
Expiring 10/11/17	Goldman Sachs & Co.	MXN	1,406	79,000	77,065	(1,935)
Expiring 10/18/17	Goldman Sachs & Co.	MXN	978	55,000	53,531	(1,469)
Expiring 10/18/17	JPMorgan Chase	MXN	980	55,000	53,637	(1,363)
Expiring 10/18/17	JPMorgan Chase	MXN	980	55,000	53,631	(1,369)
Expiring 10/18/17	UBS AG	MXN	980	55,000	53,641	(1,359)
Expiring 10/25/17	Goldman Sachs & Co.	MXN	2,825	159,000	154,461	(4,539)
New Taiwanese Dollar,
Expiring 10/11/17	Bank of New York Mellon	TWD	2,733	90,000	90,190	190
Russian Ruble,
Expiring 10/18/17	Bank of New York Mellon	RUB	6,948	120,000	120,305	305
Expiring 10/20/17	Citigroup Global Markets	RUB	5,680	98,000	98,315	315
Expiring 10/27/17	JPMorgan Chase	RUB	3,928	68,000	67,905	(95)
Expiring 11/15/17	Deutsche Bank AG	RUB	3,196	55,000	55,056	56
Expiring 11/15/17	JPMorgan Chase	RUB	3,196	55,000	55,056	56
Swiss Franc,
Expiring 10/18/17	Barclays Capital Group	CHF	772	805,000	798,346	(6,654)
Turkish Lira,
Expiring 10/11/17	Barclays Capital Group	TRY	80	22,286	22,311	25
Expiring 10/11/17	BNP Paribas	TRY	277	78,000	77,528	(472)
Expiring 10/11/17	BNP Paribas	TRY	97	27,189	27,233	44
Expiring 10/11/17	Royal Bank of Scotland Group PLC	TRY	22	6,240	6,250	10
Expiring 10/11/17	UBS AG	TRY	80	22,286	22,314	28

A292

AST BLACKROCK LOW DURATION BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Forward foreign currency exchange contracts outstanding at September 30, 2017 (continued):

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts (cont’d.):
Turkish Lira (cont’d.),
Expiring 10/16/17	Citigroup Global Markets	TRY	191	$55,000	$53,278	$(1,722)
Expiring 10/16/17	Citigroup Global Markets	TRY	55	16,011	15,483	(528)
Expiring 10/16/17	Citigroup Global Markets	TRY	38	11,093	10,727	(366)
Expiring 10/16/17	Deutsche Bank AG	TRY	191	55,000	53,299	(1,701)
Expiring 10/16/17	Goldman Sachs & Co.	TRY	45	12,996	12,570	(426)
Expiring 10/16/17	Goldman Sachs & Co.	TRY	31	9,004	8,709	(295)
Expiring 10/16/17	Hong Kong & Shanghai Bank	TRY	90	25,992	25,115	(877)
Expiring 10/16/17	Hong Kong & Shanghai Bank	TRY	62	18,008	17,401	(607)
Expiring 10/16/17	Royal Bank of Scotland Group PLC	TRY	59	16,896	16,377	(519)
Expiring 10/23/17	BNP Paribas	TRY	4,905	1,403,233	1,366,698	(36,535)
Expiring 10/23/17	BNP Paribas	TRY	427	122,434	118,844	(3,590)
Expiring 11/20/17	BNP Paribas	TRY	27	7,666	7,459	(207)
Expiring 06/25/18	BNP Paribas	TRY	6,629	1,712,554	1,726,658	14,104
Expiring 06/25/18	BNP Paribas	TRY	4,905	1,314,520	1,277,632	(36,888)
Expiring 06/25/18	BNP Paribas	TRY	2,788	723,307	726,240	2,933
Expiring 08/20/18	BNP Paribas	TRY	2,707	696,307	694,855	(1,452)
Expiring 08/20/18	BNP Paribas	TRY	27	7,137	6,931	(206)

				$19,942,082	$19,827,856	(114,226)

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts:
Australian Dollar,
Expiring 10/13/17	Barclays Capital Group	AUD	81	$64,093	$63,682	$411
Expiring 11/06/17	Goldman Sachs & Co.	AUD	96	75,174	75,266	(92)
Brazilian Real,
Expiring 10/03/17	BNP Paribas	BRL	586	189,000	184,796	4,204
Expiring 10/03/17	Deutsche Bank AG	BRL	301	95,000	95,105	(105)
Canadian Dollar,
Expiring 10/18/17	Bank of New York Mellon	CAD	128	102,750	102,348	402
Chilean Peso,
Expiring 10/05/17	Deutsche Bank AG	CLP	57,510	90,000	89,841	159
Colombian Peso,
Expiring 10/06/17	BNP Paribas	COP	486,555	163,000	165,528	(2,528)
Expiring 10/06/17	BNP Paribas	COP	486,555	163,000	165,528	(2,528)
Expiring 10/06/17	Royal Bank of Scotland Group PLC	COP	483,588	163,000	164,519	(1,519)
Expiring 11/03/17	Deutsche Bank AG	COP	230,139	78,000	78,010	(10)
Euro,
Expiring 10/04/17	Deutsche Bank AG	EUR	243	290,064	287,279	2,785
Expiring 10/04/17	Royal Bank of Scotland Group PLC	EUR	243	288,050	287,279	771
Expiring 10/11/17	BNP Paribas	EUR	80	95,854	94,614	1,240
Expiring 10/11/17	Goldman Sachs & Co.	EUR	291	345,932	343,754	2,178
Expiring 11/06/17	Deutsche Bank AG	EUR	476	564,043	563,755	288
Indonesian Rupiah,
Expiring 10/26/17	Bank of New York Mellon	IDR	588,516	43,555	43,591	(36)
Expiring 10/26/17	Barclays Capital Group	IDR	701,270	52,166	51,942	224
Expiring 10/26/17	Barclays Capital Group	IDR	701,270	52,147	51,942	205
Expiring 10/26/17	Barclays Capital Group	IDR	601,088	44,691	44,522	169
Expiring 10/26/17	Barclays Capital Group	IDR	508,840	37,967	37,689	278
Expiring 10/26/17	BNP Paribas	IDR	704,183	52,235	52,158	77
Expiring 10/26/17	BNP Paribas	IDR	644,830	47,950	47,762	188
Expiring 10/26/17	BNP Paribas	IDR	644,830	47,925	47,762	163
Expiring 10/26/17	BNP Paribas	IDR	262,768	19,493	19,463	30
Expiring 10/26/17	BNP Paribas	IDR	238,894	17,771	17,695	76
Expiring 10/26/17	BNP Paribas	IDR	230,334	17,087	17,060	27
Expiring 10/26/17	Deutsche Bank AG	IDR	13,708,174	1,019,802	1,015,349	4,453

A293

AST BLACKROCK LOW DURATION BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Forward foreign currency exchange contracts outstanding at September 30, 2017 (continued):

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts (cont’d.):
Indonesian Rupiah (cont’d.),
Expiring 10/26/17	Deutsche Bank AG	IDR	516,548	$38,534	$38,260	$274
Expiring 10/26/17	Deutsche Bank AG	IDR	513,720	38,294	38,050	244
Expiring 10/26/17	Deutsche Bank AG	IDR	106,311	7,912	7,874	38
Expiring 10/26/17	Goldman Sachs & Co.	IDR	516,545	38,531	38,260	271
Expiring 10/26/17	Goldman Sachs & Co.	IDR	379,250	28,180	28,090	90
Expiring 10/26/17	Goldman Sachs & Co.	IDR	123,092	9,146	9,117	29
Expiring 10/26/17	JPMorgan Chase	IDR	724,973	53,921	53,698	223
Expiring 10/26/17	JPMorgan Chase	IDR	721,370	53,633	53,431	202
Expiring 10/26/17	JPMorgan Chase	IDR	714,155	53,117	52,897	220
Expiring 10/26/17	JPMorgan Chase	IDR	588,516	43,652	43,591	61
Expiring 10/26/17	JPMorgan Chase	IDR	103	8	8	—
Expiring 10/26/17	UBS AG	IDR	774,825	57,788	57,390	398
Expiring 10/26/17	UBS AG	IDR	774,825	57,784	57,390	394
Expiring 10/26/17	UBS AG	IDR	724,975	53,966	53,698	268
Expiring 10/26/17	UBS AG	IDR	468,465	34,786	34,699	87
Japanese Yen,
Expiring 10/18/17	Barclays Capital Group	JPY	215,547	1,930,000	1,917,384	12,616
Expiring 10/18/17	Barclays Capital Group	JPY	215,442	1,930,000	1,916,450	13,550
Expiring 10/18/17	Morgan Stanley	JPY	651,439	5,790,000	5,794,837	(4,837)
Mexican Peso,
Expiring 10/11/17	Goldman Sachs & Co.	MXN	1,440	79,000	78,922	78
Expiring 10/23/17	Goldman Sachs & Co.	MXN	5,908	329,416	323,115	6,301
Expiring 10/23/17	Royal Bank of Scotland Group PLC	MXN	4,607	252,242	251,972	270
New Taiwanese Dollar,
Expiring 10/11/17	JPMorgan Chase	TWD	2,686	90,000	88,616	1,384
Russian Ruble,
Expiring 10/27/17	Deutsche Bank AG	RUB	3,982	68,000	68,841	(841)
Expiring 11/15/17	Citigroup Global Markets	RUB	60,210	1,046,212	1,037,365	8,847
Expiring 11/15/17	Citigroup Global Markets	RUB	37,800	653,810	651,262	2,548
Expiring 11/15/17	Citigroup Global Markets	RUB	35,187	608,619	606,247	2,372
Expiring 11/15/17	Citigroup Global Markets	RUB	30,140	523,078	519,286	3,792
South African Rand,
Expiring 10/13/17	Goldman Sachs & Co.	ZAR	888	68,000	65,414	2,586
Expiring 11/17/17	Bank of New York Mellon	ZAR	476	35,313	34,866	447
Expiring 11/17/17	Deutsche Bank AG	ZAR	2,370	176,657	173,657	3,000
Expiring 11/17/17	Deutsche Bank AG	ZAR	1,001	75,324	73,366	1,958
Swiss Franc,
Expiring 10/18/17	Barclays Capital Group	CHF	763	805,000	789,202	15,798
Expiring 12/12/17	Credit Suisse First Boston Corp.	CHF	1,517	1,615,000	1,574,520	40,480
Turkish Lira,
Expiring 10/20/17	Royal Bank of Scotland Group PLC	TRY	5,638	1,617,784	1,572,331	45,453
Expiring 10/23/17	BNP Paribas	TRY	6,629	1,821,368	1,847,026	(25,658)
Expiring 10/23/17	BNP Paribas	TRY	2,788	769,034	776,868	(7,834)
Expiring 11/20/17	BNP Paribas	TRY	2,707	748,586	747,840	746

				$25,821,444	$25,684,079	137,365

						$23,139

Cross currency exchange contracts outstanding at September 30, 2017:

Settlement	Type		Notional Amount (000)		In Exchange for (000)	Unrealized Appreciation (Depreciation)	Counterparty
OTC cross currency exchange contracts:
12/12/17	Buy	AUD	1,000	CAD	978	$(315)	Citigroup Global Markets
10/10/17	Buy	CAD	1,959	NZD	2,225	(36,732)	Barclays Capital Group
10/10/17	Buy	CAD	1,380	NZD	1,564	(23,440)	BNP Paribas
10/10/17	Buy	CAD	438	NZD	490	(2,490)	JPMorgan Chase

A294

AST BLACKROCK LOW DURATION BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Settlement	Type		Notional Amount (000)		In Exchange for (000)	Unrealized Appreciation (Depreciation)	Counterparty

OTC cross currency exchange contracts (cont’d.):
10/10/17	Buy	CAD	6,456	NZD	7,321	(111,949)	JPMorgan Chase
12/12/17	Buy	CAD	1,985	AUD	2,030	540	UBS AG
11/22/17	Buy	EUR	700	JPY	93,031	998	BNP Paribas
12/12/17	Buy	EUR	675	GBP	596	692	Bank of New York Mellon
12/20/17	Buy	EUR	670	JPY	89,783	(5,641)	Standard Chartered PLC
12/12/17	Buy	GBP	610	SEK	6,485	19,585	Barclays Capital Group
10/11/17	Buy	MXN	1,712	EUR	80	(817)	Goldman Sachs & Co.
12/12/17	Buy	NOK	6,174	NZD	1,100	(16,887)	BNP Paribas
12/12/17	Buy	NOK	6,188	GBP	605	(34,304)	Morgan Stanley
10/10/17	Buy	NZD	2,670	CAD	2,341	52,068	Goldman Sachs & Co.
10/10/17	Buy	NZD	8,930	CAD	7,848	158,402	Goldman Sachs & Co.
12/12/17	Buy	SEK	6,480	GBP	620	(33,635)	Credit Suisse First Boston Corp.
12/12/17	Buy	SEK	12,977	EUR	1,360	(13,807)	Goldman Sachs & Co.
10/18/17	Buy	TRY	497	EUR	120	(3,160)	Deutsche Bank AG

						$(50,892)

Credit default swap agreements outstanding at September 30, 2017:

Reference Entity/Obligation	Termination Date	Fixed Rate		Notional Amount (000)#(3)	Implied Credit Spread at September 30, 2017(5)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC credit default swaps on corporate and/or sovereign issues – Buy Protection(1):
L Brands, Inc.	12/20/22	1.000	%(Q)	2,885	23.911%	$189,876	$223,628	$(33,752)	Citigroup Global Markets
Lowe’s Companies Inc.	12/20/22	1.000	%(Q)	1,245	2.733%	(45,657)	(41,349)	(4,308)	JPMorgan Chase
Republic of Argentina	12/20/22	5.000	%(Q)	403	29.060%	(40,337)	(35,938)	(4,399)	Goldman Sachs &Co.
Republic of Argentina	12/20/22	5.000	%(Q)	374	29.060%	(37,471)	(32,836)	(4,635)	Goldman Sachs &Co.
Republic of Philippines	12/20/22	1.000	%(Q)	1,081	6.578%	(18,652)	(17,365)	(1,287)	JPMorgan Chase
Republic of South Africa	12/20/22	1.000	%(Q)	680	18.516%	27,696	28,203	(507)	Bank of America
Republic of South Africa	12/20/22	1.000	%(Q)	645	18.516%	26,271	26,752	(481)	Morgan Stanley
Target Corp.	12/20/22	1.000	%(Q)	1,245	5.577%	(27,756)	(19,091)	(8,665)	Goldman Sachs &Co.

						$73,970	$132,004	$(58,034)

Reference Entity/Obligation	Termination Date	Fixed Rate		Notional Amount (000)#(3)	Implied Credit Spread at September 30, 2017(5)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC credit default swaps on corporate and/or sovereign issues – Sell Protection(2):

Newmont Mining Corp.	12/20/22	1.000	%(Q)	1,245	6.466%	$22,224	$24,119	$(1,895)	Goldman Sachs &Co.

Reference Entity/Obligation	Termination Date	Fixed Rate		Notional Amount (000)#(3)	Value at Trade Date	Value at September 30, 2017(4)	Unrealized Appreciation (Depreciation)

Centrally cleared credit default swaps on credit indices – Sell Protection(2):
CDX.NA.HY.29.V1	12/20/22	5.000	%(Q)	5,570	$412,598	$445,514	$32,916
CDX.NA.IG.29.V1	12/20/22	1.000	%(Q)	12,852	269,022	284,959	15,937

					$681,620	$730,473	$48,853

A295

AST BLACKROCK LOW DURATION BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Credit default swap agreements outstanding at September 30, 2017 (continued):

Reference Entity/Obligation	Termination Date	Fixed Rate		Notional Amount (000)#(3)	Fair Value(4)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC credit default swaps on credit indices – Sell Protection(2):
CMBX.NA.9.BBB-	09/17/58	3.000	%(M)	4,540	$(575,325)	$(491,542)	$(83,783)	Goldman Sachs & Co.
CMBX.NA.9.BBB-	09/17/58	3.000	%(M)	2,440	(309,206)	(247,975)	(61,231)	Goldman Sachs & Co.
CMBX.NA.9.BBB-	09/17/58	3.000	%(M)	2,200	(278,792)	(295,691)	16,899	Credit Suisse First Boston Corp.
CMBX.NA.9.BBB-	09/17/58	3.000	%(M)	1,385	(175,512)	(155,371)	(20,141)	Credit Suisse First Boston Corp.
CMBX.NA.9.BBB-	09/17/58	3.000	%(M)	430	(54,491)	(41,853)	(12,638)	Credit Suisse First Boston Corp.
CMBX.NA.10.BBB-	11/17/59	3.000	%(M)	430	(51,107)	(37,703)	(13,404)	Credit Suisse First Boston Corp.

					$(1,444,433)	$(1,270,135)	$(174,298)

The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)	The fair value of credit default swap agreements on credit indices and asset-backed securities serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, when compared to the notional amount of the swap, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Interest rate swap agreements outstanding at September 30, 2017:

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at September 30, 2017	Unrealized Appreciation (Depreciation)

Centrally cleared swap agreements:
MXN	41,263	01/28/19	7.361%(M)	28 Day Mexican Interbank Rate(1)(M)	$—	$(5,651)	$(5,651)
MXN	25,120	08/08/19	7.080%(M)	28 Day Mexican Interbank Rate(2)(M)	—	1,040	1,040

A296

AST BLACKROCK LOW DURATION BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Interest rate swap agreements outstanding at September 30, 2017 (continued):

	Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at September 30, 2017	Unrealized Appreciation (Depreciation)
Centrally cleared swap agreements (cont’d.):
MXN	35,835	02/20/20	7.320%(M)	28 Day Mexican Interbank Rate(2)(M)	$ —	$ 17,377	$ 17,377
MXN	34,320	04/29/20	7.160%(M)	28 Day Mexican Interbank Rate(2)(M)	—	11,098	11,098
MXN	12,214	03/07/22	7.445%(M)	28 Day Mexican Interbank Rate(2)(M)	—	17,007	17,007
MXN	6,107	03/07/22	7.480%(M)	28 Day Mexican Interbank Rate(2)(M)	—	8,968	8,968
MXN	6,107	03/07/22	7.470%(M)	28 Day Mexican Interbank Rate(2)(M)	—	8,835	8,835
MXN	14,442	06/01/22	7.160%(M)	28 Day Mexican Interbank Rate(2)(M)	(157)	11,476	11,633
	16,340	01/20/19	1.487%(S)	3 Month LIBOR(2)(Q)	—	(24,403)	(24,403)
	37,900	09/30/19	1.680%(S)	3 Month LIBOR(2)(Q)	—	(67,918)	(67,918)
	34,000	09/30/19	1.600%(S)	3 Month LIBOR(2)(Q)	—	(107,553)	(107,553)
	11,000	02/29/20	1.359%(S)	3 Month LIBOR(1)(Q)	—	110,599	110,599
	10,910	02/29/20	1.374%(S)	3 Month LIBOR(1)(Q)	—	105,866	105,866
	5,880	02/29/20	1.318%(S)	3 Month LIBOR(1)(Q)	—	64,973	64,973
	5,440	02/29/20	1.350%(S)	3 Month LIBOR(1)(Q)	—	55,913	55,913
	5,440	02/29/20	1.320%(S)	3 Month LIBOR(1)(Q)	—	64,393	64,393
	4,840	02/29/20	1.318%(S)	3 Month LIBOR(1)(Q)	—	53,426	53,426
	21,755	05/31/20	1.622%(S)	3 Month LIBOR(2)(Q)	—	(13,247)	(13,247)
	6,790	01/20/22	1.946%(S)	3 Month LIBOR(1)(Q)	—	(3,258)	(3,258)
	1,905	01/20/27	2.700%(S)	3 Month LIBOR(2)(Q)	—	10,629	10,629
ZAR	1,255	09/14/27	7.665%(Q)	3 Month JIBAR(1)(Q)	7	1,108	1,101
ZAR	2,020	09/19/27	7.720%(Q)	3 Month JIBAR(1)(Q)	6	1,276	1,270
ZAR	1,010	09/19/27	7.710%(Q)	3 Month JIBAR(1)(Q)	3	690	687
ZAR	810	09/21/27	7.740%(Q)	3 Month JIBAR(1)(Q)	6	400	394

					$(135)	$323,044	$323,179

A297

AST BLACKROCK LOW DURATION BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Interest rate swap agreements outstanding at September 30, 2017 (continued):

	Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC swap agreements:
BRL	6,064	10/02/17	9.500%(T)	1 Day BROIS(1)(T)	$ (1,102)	$ —	$ (1,102)	Bank of America
BRL	4,811	01/02/18	9.980%(T)	1 Day BROIS(1)(T)	(7,408)	—	(7,408)	JPMorgan Chase
BRL	4,811	01/02/18	9.985%(T)	1 Day BROIS(1)(T)	(7,462)	—	(7,462)	Citigroup Global Markets
BRL	1,515	01/02/18	8.980%(T)	1 Day BROIS(1)(T)	(517)	—	(517)	Citigroup Global Markets
BRL	4,144	01/02/19	9.250%(T)	1 Day BROIS(2)(T)	29,084	—	29,084	Citigroup Global Markets
BRL	3,934	01/02/19	9.275%(T)	1 Day BROIS(2)(T)	28,037	—	28,037	JPMorgan Chase
BRL	2,056	01/02/19	7.750%(T)	1 Day BROIS(1)(T)	(3,474)	—	(3,474)	Bank of America
BRL	2,047	01/02/19	8.000%(T)	1 Day BROIS(1)(T)	(5,332)	—	(5,332)	Citigroup Global Markets
BRL	2,053	01/02/20	8.780%(T)	1 Day BROIS(1)(T)	(10,768)	—	(10,768)	Citigroup Global Markets
BRL	913	01/04/21	9.135%(T)	1 Day BROIS(2)(T)	4,476	—	4,476	Bank of America
BRL	912	01/02/23	9.840%(T)	1 Day BROIS(2)(T)	9,220	—	9,220	Citigroup Global Markets
BRL	479	01/02/23	9.850%(T)	1 Day BROIS(2)(T)	4,913	—	4,913	Citigroup Global Markets
BRL	479	01/02/23	9.610%(T)	1 Day BROIS(2)(T)	2,912	—	2,912	Bank of America
MXN	15,750	11/21/18	7.060%(M)	28 Day Mexican Interbank Rate(2)(M)	(1,766)	—	(1,766)	JPMorgan Chase
MXN	13,125	11/21/18	7.070%(M)	28 Day Mexican Interbank Rate(2)(M)	(1,390)	—	(1,390)	Citigroup Global Markets
MXN	22,400	11/28/18	6.980%(M)	28 Day Mexican Interbank Rate(2)(M)	(3,960)	—	(3,960)	Citigroup Global Markets
MXN	12,707	11/28/18	6.980%(M)	28 Day Mexican Interbank Rate(2)(M)	(2,264)	—	(2,264)	JPMorgan Chase
MXN	1,742	07/17/25	6.325%(M)	28 Day Mexican Interbank Rate(2)(M)	(3,744)	—	(3,744)	Citigroup Global Markets
MXN	5,260	08/06/25	6.330%(M)	28 Day Mexican Interbank Rate(2)(M)	(11,632)	(56)	(11,576)	Citigroup Global Markets
MXN	6,621	08/11/25	6.307%(M)	28 Day Mexican Interbank Rate(1)(M)	15,173	69	15,104	Deutsche Bank AG
MXN	1,784	08/11/25	6.310%(M)	28 Day Mexican Interbank Rate(1)(M)	4,070	18	4,052	Bank of America
MXN	1,784	08/11/25	6.310%(M)	28 Day Mexican Interbank Rate(1)(M)	4,070	18	4,052	Bank of America

					$41,136	$ 49	$ 41,087

Cash of $817,000 has been segregated with Credit Suisse First Boston Corp. to cover requirements for open centrally cleared swap contracts at September 30, 2017.

A298

AST BLACKROCK LOW DURATION BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Interest rate swap agreements outstanding at September 30, 2017 (continued):

(1)	The Portfolio pays the fixed rate and receives the floating rate.
(2)	The Portfolio pays the floating rate and receives the fixed rate.

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	unadjusted quoted prices generally in active markets for identical securities.

Level 2	–	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3	–	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities
Automobiles	$—	$68,566,768	$—
Collateralized Loan Obligations	—	30,077,845	—
Credit Cards	—	15,838,483	—
Equipment	—	3,539,640	—
Other	—	3,631,546	—
Residential Mortgage-Backed Securities	—	2,531,432	—
Student Loans	—	21,107,930	—
Commercial Mortgage-Backed Securities	—	96,660,502	—
Corporate Bonds	—	246,989,797	—
Foreign Government Bonds	—	15,710,123	—
Residential Mortgage-Backed Securities	—	42,780,707	—
U.S. Government Agency Obligations	—	74,685,754	—
U.S. Treasury Obligations	—	51,349,014	—
Affiliated Mutual Funds	8,278,255	—	—
Certificates of Deposit	—	5,400,440	—
Commercial Paper	—	6,654,662	—
Options Purchased	—	119,565	—
Other Financial Instruments*
Futures Contracts	597,685	—	—
OTC Forward Foreign Currency Contracts	—	23,139	—
OTC Cross Currency Exchange Contracts	—	(50,892)	—
Centrally Cleared Credit Default Swap Agreements	—	48,853	—
OTC Credit Default Swap Agreements	—	(1,348,239)	—
Centrally Cleared Interest Rate Swap Agreements	—	323,179	—
OTC Interest Rate Swap Agreements	—	41,136	—

Total	$8,875,940	$684,681,384	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument and OTC swap contracts which are recorded at fair value.

During the period, there were no transfers between Level 1, Level 2, and Level 3 to report.

A299

AST BLACKROCK MULTI-ASSET INCOME PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 98.0%
UNAFFILIATED EXCHANGE TRADED FUNDS
Global X MLP ETF	153,548	$ 1,580,009
iShares 0-5 Year High Yield Corporate Bond ETF	57,455	2,748,073
iShares 10+ Year Credit Bond ETF	47,576	2,952,328
iShares 1-3 Year Credit Bond ETF	77,230	8,136,180
iShares CMBS ETF	24,434	1,259,573
iShares Core Dividend Growth ETF	19,497	633,068
iShares Core High Dividend ETF	19,691	1,692,441
iShares Emerging Markets Dividend ETF(a)	19,341	801,878
iShares Europe ETF(a)	22,679	1,062,965
iShares Floating Rate Bond ETF	37,321	1,901,132
iShares iBoxx $ High Yield Corporate Bond ETF(a)	114,482	10,161,422
iShares Intermediate Credit Bond ETF(a)	15,302	1,685,668
iShares International Developed Real Estate ETF(a)	21,263	620,242
iShares International Select Dividend ETF(a)	43,446	1,466,737
iShares U.S. Preferred Stock ETF	108,384	4,206,383
iShares U.S. Real Estate ETF(a)	7,707	615,635

TOTAL LONG-TERM INVESTMENTS (cost $40,075,900)		41,523,734

SHORT-TERM INVESTMENTS — 33.3%
AFFILIATED MUTUAL FUNDS — 33.3%
Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund(w)	731,228	731,228
Prudential Investment Portfolios 2 - Prudential Institutional Money Market
Fund (cost $13,399,287; includes $13,387,231 of cash collateral for securities on loan)(b)(w)	13,397,947	13,399,287

TOTAL AFFILIATED MUTUAL FUNDS (cost $14,130,515)		14,130,515

Value
OPTIONS PURCHASED* — 0.0% (cost $25,827)	$2,160

TOTAL SHORT-TERM INVESTMENTS (cost $14,156,342)	14,132,675

TOTAL INVESTMENTS — 131.3% (cost $54,232,242)	55,656,409
Liabilities in excess of other assets(z) — (31.3)%	(13,272,006)

NET ASSETS — 100.0%	$42,384,403

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $13,135,692; cash collateral of $13,387,231 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(w)	PGIM Investments LLC, the manager of the Portfolio, also serves as the manager of the Prudential Investment Portfolio 2 - Prudential Core Ultra Short Bond Fund and Prudential Institutional Money Market Fund.
(z)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end, with the exception of options which are included in net assets at market value:

Exchange Traded Options - Purchased

Description	Call/ Put	Expiration Date	Strike Price	Contracts	Notional Amount (000)#		Value
S&P 500 Index	Put	10/31/17	$2,300.00	2	—	(r)	$340
S&P 500 Index	Put	10/31/17	$2,350.00	2	—	(r)	540
S&P 500 Index	Put	10/31/17	$2,375.00	4	—	(r)	1,280

							$2,160

(r)	Notional amount is less than $500 par.

A300

AST BLACKROCK MULTI-ASSET INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Futures contracts outstanding at September 30, 2017:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Current Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Long Position:
2	Nikkei 225 Index	Dec. 2017	$344,248	$361,875	$17,627

Short Positions:
20	2 Year U.S. Treasury Notes	Dec. 2017	4,327,404	4,314,062	13,342
22	5 Year U.S. Treasury Notes	Dec. 2017	2,608,399	2,585,000	23,399
4	10 Year U.S. Treasury Notes	Dec. 2017	508,488	501,250	7,238
4	20 Year U.S. Treasury Bonds	Dec. 2017	625,715	611,250	14,465
6	30 Year U.S. Ultra Treasury Bonds	Dec. 2017	1,016,991	990,750	26,241
7	Euro Currency	Dec. 2017	1,049,910	1,038,144	11,766
2	S&P 500 E-Mini Index	Dec. 2017	248,579	251,610	(3,031)

					93,420

					$111,047

Cash of $92,316 has been segregated with UBS AG to cover requirements for open futures contracts at September 30, 2017.

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2017 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Unaffiliated Exchange Traded Funds	$41,523,734	$—	$—
Affiliated Mutual Funds	14,130,515	—	—
Options Purchased	2,160	—	—
Other Financial Instruments*
Futures Contracts	111,047	—	—

Total	$55,767,456	$—	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

A301

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

LONG-TERM INVESTMENTS — 117.4%

ASSET-BACKED SECURITIES — 10.4%

Automobiles — 1.4%
AmeriCredit Automobile Receivables Trust, Series 2015-1, Class C	2.510%	01/08/21	12,535	$12,623,490
AmeriCredit Automobile Receivables Trust, Series 2015-4, Class B	2.110%	01/08/21	570	571,132
AmeriCredit Automobile Receivables Trust, Series 2015-4, Class C	2.880%	07/08/21	360	363,317
Avis Budget Rental Car Funding AESOP LLC, Series 2015-1A, Class A, 144A	2.500%	07/20/21	2,000	1,997,010
Avis Budget Rental Car Funding AESOP LLC, Series 2016-1A, Class A, 144A	2.990%	06/20/22	2,885	2,910,573
Avis Budget Rental Car Funding AESOP LLC, Series 2016-2A, Class A, 144A	2.720%	11/20/22	3,890	3,890,015
Avis Budget Rental Car Funding AESOP LLC, Series 2017-1A, Class A, 144A	3.070%	09/20/23	2,870	2,893,082
California Republic Auto Receivables Trust, Series 2015-4, Class A3, 144A	2.040%	01/15/20	913	915,060
CPS Auto Receivables Trust, Series 2015-B, Class A, 144A	1.650%	11/15/19	838	837,743
CPS Auto Receivables Trust, Series 2015-C, Class C, 144A	3.420%	08/16/21	4,045	4,078,370
CPS Auto Trust, Series 2017-A, Class B, 144A	2.680%	05/17/21	2,070	2,082,136
Credit Acceptance Auto Loan Trust, Series 2015-1A, Class A, 144A	2.000%	07/15/22	355	354,678
Credit Acceptance Auto Loan Trust, Series 2016-2A, Class A, 144A	2.420%	11/15/23	1,825	1,833,699
Credit Acceptance Auto Loan Trust, Series 2016-3A, Class A, 144A	2.150%	04/15/24	1,570	1,566,094
Credit Acceptance Auto Loan Trust, Series 2017-1A, Class A, 144A	2.560%	10/15/25	1,345	1,348,922
Drive Auto Receivables Trust, Series 2016-BA, Class B, 144A	2.560%	06/15/20	733	734,500
Drive Auto Receivables Trust, Series 2016-BA, Class C, 144A	3.190%	07/15/22	1,805	1,823,320
Drive Auto Receivables Trust, Series 2017 BA, Class B, 144A	2.200%	05/15/20	340	340,705
Drive Auto Receivables Trust, Series 2017-1, Class B	2.360%	03/15/21	775	776,346
Drive Auto Receivables Trust, Series 2017-AA, Class B, 144A	2.510%	01/15/21	645	648,396
Drive Auto Receivables Trust, Series 2017-AA, Class C, 144A	2.980%	01/18/22	885	894,399
DT Auto Owner Trust, Series 2017-1A, Class A, 144A	1.560%	06/15/20	634	633,319
DT Auto Owner Trust, Series 2017-2A, Class A, 144A	1.720%	05/15/20	773	773,550
Exeter Automobile Receivables Trust, Series 2016-1A, Class A, 144A	2.350%	07/15/20	330	330,103
Exeter Automobile Receivables Trust, Series 2017-1A, Class A, 144A	1.960%	03/15/21	823	821,492
First Investors Auto Owner Trust, Series 2017-1A, Class A1, 144A	1.690%	04/15/21	444	443,467
Flagship Credit Auto Trust, Series 2016-1, Class A, 144A	2.770%	12/15/20	1,305	1,313,013
Santander Drive Auto Receivables Trust, Series 2014-2, Class C	2.330%	11/15/19	6,775	6,790,437

				54,588,368

A302

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)

Collateralized Loan Obligations — 4.1%
Adams Mill CLO Ltd. (Cayman Islands), Series 2014-1A, Class A2R, 3 Month LIBOR + 1.100%, 144A	2.404%	(c)	07/15/26	950	$950,223
ALM Ltd. (Cayman Islands), Series 2012-6A, Class A2RR, 3 Month LIBOR + 1.600%, 144A	2.905%	(c)	07/15/26	277	277,087
ALM Ltd., Series 2014-11A, Class A1R, 3 Month LIBOR + 1.140%, 144A	2.444%	(c)	10/17/26	2,971	2,973,751
ALM Ltd. (Cayman Islands), Series 2014-14A, Class A1R, 3 Month LIBOR + 1.150%, 144A	2.464%	(c)	07/28/26	4,330	4,330,991
ALM Ltd. (Cayman Islands), Series 2015-12A, Class BR, 3 Month LIBOR + 2.050%, 144A	3.354%	(c)	04/16/27	370	370,684
ALM Ltd./ALM LLC (Cayman Islands), Series 2015-16A, Class BR, 3 Month LIBOR + 2.050%, 144A	3.354%	(c)	07/15/27	410	410,111
AMMC CLO Ltd. (Cayman Islands), Series 2013-13A, Class A1LR, 3 Month LIBOR + 1.260%, 144A	2.573%	(c)	07/24/29	590	594,194
AMMC CLO Ltd. (Cayman Islands), Series 2015-17A, Class B, 3 Month LIBOR + 2.300%, 144A	3.615%	(c)	11/15/27	330	332,627
AMMC CLO Ltd. (Cayman Islands), Series 2016-18A, Class AL1, 3 Month LIBOR + 1.570%, 144A	2.887%	(c)	05/26/28	1,290	1,298,442
AMMC CLO Ltd. (Cayman Islands), Series 2016-19A, Class C, 3 Month LIBOR + 2.800%, 144A	4.104%	(c)	10/15/28	180	181,922
AMMC CLO Ltd. (Cayman Islands), Series 2017-21A, Class A, 3 Month LIBOR + 1.250%, 144A	2.574%	(c)	11/02/30	250	251,145
Anchorage Capital CLO Ltd. (Cayman Islands), Series 2013-1A, Class A1R, 3 Month LIBOR + 1.250%, 144A	2.579%	(c)	10/13/30	490	489,999
Anchorage Capital CLO Ltd. (Cayman Islands), Series 2013-1A, Class A1, 3 Month LIBOR + 1.190%, 144A	2.494%	(c)	07/13/25	490	489,999
Anchorage Capital CLO Ltd. (Cayman Islands), Series 2013-1A, Class A2A, 3 Month LIBOR + 1.750%, 144A	3.054%	(c)	07/13/25	800	800,010
Anchorage Capital CLO Ltd. (Cayman Islands), Series 2014-3A, Class A2AR, 3 Month LIBOR + 2.050%, 144A	3.364%	(c)	04/28/26	440	439,977
Anchorage Capital CLO Ltd. (Cayman Islands), Series 2014-3A, Class BR, 3 Month LIBOR + 2.650%, 144A	3.964%	(c)	04/28/26	250	250,263
Anchorage Capital CLO Ltd. (Cayman Islands), Series 2014-5A, Class CR, 3 Month LIBOR + 2.200%, 144A	3.504%	(c)	10/15/26	390	390,825
Anchorage Capital CLO Ltd. (Cayman Islands), Series 2015-6A, Class AR, 3 Month LIBOR + 1.270%, 144A	2.574%	(c)	07/15/30	1,030	1,030,582
Apidos CLO (Cayman Islands), Series 2013-12A, Class A, 3 Month LIBOR + 1.100%, 144A	2.404%	(c)	04/15/25	5,735	5,749,789
Apidos CLO (Cayman Islands), Series 2013-15A, Class A1R, 3 Month LIBOR + 1.100%, 144A	2.407%	(c)	10/20/25	500	500,242
Apidos CLO (Cayman Islands), Series 2013-16A, Class A1R, 3 Month LIBOR + 0.980%, 144A	2.286%	(c)	01/19/25	1,949	1,948,026

A303

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (Continued)

Collateralized Loan Obligations (cont’d.)
Apidos CLO (Cayman Islands), Series 2014-18A, Class A1R, 3 Month LIBOR + 1.120%, 144A	2.433%	(c)	07/22/26	250	$250,298
Arbor Realty Collateralized Loan Obligation Ltd. (Cayman Islands), Series 2015-FL2A, Class A, 1 Month LIBOR + 1.750%, 144A	2.984%	(c)	09/15/25	560	556,842
Arbor Realty Commercial Real Estate Notes Ltd. (Cayman Islands), Series 2016-FL1A, Class A, 1 Month LIBOR + 1.700%, 144A	2.934%	(c)	09/15/26	950	945,895
Arbor Realty Commercial Real Estate Notes Ltd. (Cayman Islands), Series 2017-FL2, Class A, 1 Month LIBOR + 0.990%, 144A	2.217%	(c)	08/15/27	330	329,233
Ares CLO Ltd. (Cayman Islands), Series 2013-3A, Class B1R, 3 Month LIBOR + 1.500%, 144A	2.804%	(c)	10/17/24	490	489,996
Ares CLO Ltd. (Cayman Islands), Series 2013-3A, Class C1R, 3 Month LIBOR + 2.100%, 144A	3.404%	(c)	10/17/24	420	421,247
Ares CLO Ltd. (Cayman Islands), Series 2015-1A, Class A2R, 3 Month LIBOR + 1.950%, 144A	3.266%	(c)	12/05/25	330	332,684
Atlas Senior Loan Fund Ltd. (Cayman Islands), Series 2013-1A, Class B, 3 Month LIBOR + 1.700%, 144A	3.014%	(c)	08/18/25	250	250,191
Atlas Senior Loan Fund Ltd. (Cayman Islands), Series 2013-2A, Class A1LR, 3 Month LIBOR + 0.980%, 144A	2.295%	(c)	02/17/26	2,000	2,000,448
Atrium (Cayman Islands), Series 10A, Class B1R, 3 Month LIBOR + 1.450%, 144A	2.754%	(c)	07/16/25	900	900,278
Atrium (Cayman Islands), Series 10A, Class CR, 3 Month LIBOR + 1.950%, 144A	3.254%	(c)	07/16/25	260	260,995
Avery Point CLO Ltd. (Cayman Islands), Series 2014-5A, Class AR, 3 Month LIBOR + 0.980%, 144A	2.284%	(c)	07/17/26	690	693,312
Avery Point Ltd. (Cayman Islands), Series 2015-7A, Class A1, 3 Month LIBOR + 1.500%, 144A	2.804%	(c)	01/15/28	460	464,754
Babson CLO Ltd. (Cayman Islands), Series 2013-IA, Class A, 3 Month LIBOR + 1.100%, 144A	2.407%	(c)	04/20/25	2,299	2,305,123
Ballyrock CLO Ltd. (Cayman Islands), Series 2016-1A, Class A, 3 Month LIBOR + 1.590%, 144A	2.894%	(c)	10/15/28	440	447,146
Benefit Street Partners CLO Ltd. (Cayman Islands), Series 2012-IA, Class A2R, 3 Month LIBOR + 2.250%, 144A	3.554%	(c)	10/15/25	1,790	1,800,307
Benefit Street Partners CLO Ltd. (Cayman Islands), Series 2015-VIA, Class A1R, 3 Month LIBOR + 1.240%, 144A	2.480%	(c)	10/18/29	2,210	2,212,209
Benefit Street Partners CLO Ltd. (Cayman Islands), Series 2015-VIA, Class A2R, 3 Month LIBOR + 1.720%, 144A^	2.960%	(c)	10/18/29	623	622,999
BlueMountain CLO Ltd. (Cayman Islands), Series 2013-2A, Class A, 3 Month LIBOR + 1.200%, 144A	2.513%	(c)	01/22/25	250	250,028
BlueMountain CLO Ltd. (Cayman Islands), Series 2013-3A, Class CR, 3 Month LIBOR + 1.900%, 144A	3.211%	(c)	10/29/25	620	620,039
BlueMountain CLO Ltd. (Cayman Islands), Series 2013-4A, Class AR, 3 Month LIBOR + 1.010%, 144A	2.314%	(c)	04/15/25	1,870	1,875,532

A304

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (Continued)

Collateralized Loan Obligations (cont’d.)
BlueMountain CLO Ltd. (Cayman Islands), Series 2014-1A, Class A1R, 3 Month LIBOR + 1.260%, 144A	2.571%	(c)	04/30/26	600	$603,066
BlueMountain CLO Ltd. (Cayman Islands), Series 2014-2A, Class AR, 3 Month LIBOR + 0.930%, 144A	2.237%	(c)	07/20/26	250	250,363
BlueMountain CLO Ltd. (Cayman Islands), Series 2014-4A, Class A1R, 3 Month LIBOR + 1.350%, 144A	2.667%	(c)	11/30/26	730	730,570
BlueMountain CLO Ltd. (Cayman Islands), Series 2015-3A, Class A1, 3 Month LIBOR + 1.480%, 144A	2.787%	(c)	10/20/27	4,000	4,009,969
Bowman Park CLO Ltd. (Cayman Islands), Series 2014-1A, Class AR, 3 Month LIBOR + 1.180%, 144A	2.494%	(c)	11/23/25	650	651,048
BSPRT Issuer Ltd. (Cayman Islands), Series 2017-FL1, Class A, 1 Month LIBOR + 1.350%, 144A	2.665%	(c)	06/15/27	790	790,877
Canyon Capital CLO Ltd., Series 2006-1A, Class A1, 3 Month LIBOR + 0.250%, 144A	1.570%	(c)	12/15/20	269	267,462
Carlyle Global Market Strategies CLO Ltd. (Cayman Islands), Series 2013-3A, Class B, 3 Month LIBOR + 2.650%, 144A	3.954%	(c)	07/15/25	250	250,026
Carlyle Global Market Strategies CLO Ltd. (Cayman Islands), Series 2013-4A, Class A1, 3 Month LIBOR + 1.470%, 144A	2.774%	(c)	10/15/25	370	370,307
Carlyle Global Market Strategies CLO Ltd. (Cayman Islands), Series 2015-1A, Class CR, 3 Month LIBOR + 2.000%, 144A	3.307%	(c)	04/20/27	250	250,489
Cavalry CLO Ltd. (Cayman Islands), Series 2014-4A, Class A, 3 Month LIBOR + 1.500%, 144A	2.804%	(c)	10/15/26	760	760,041
CBAM Ltd. (Cayman Islands), Series 2017-2A, Class B1, 3 Month LIBOR + 1.750%, 144A	3.141%	(c)	10/17/29	590	593,706
CBAM Ltd. (Cayman Islands), Series 2017-3A, Class A, 3 Month LIBOR + 1.230%, 144A	2.599%	(c)	10/17/29	720	719,999
CBAM Ltd. (Cayman Islands), Series 2017-3A, Class B1, 3 Month LIBOR + 1.700%, 144A	3.069%	(c)	10/17/29	250	249,999
Cedar Funding CLO Ltd. (Cayman Islands), Series 2014-4A, Class AR, 3 Month LIBOR + 1.230%, 144A	2.543%	(c)	07/23/30	550	551,878
Cedar Funding CLO Ltd. (Cayman Islands), Series 2016-5A, Class A1, 3 Month LIBOR + 1.610%, 144A	2.914%	(c)	07/17/28	850	854,771
Cedar Funding CLO Ltd. (Cayman Islands), Series 2017-8A, Class A1, 3 Month LIBOR + 1.250%, 144A	2.618%	(c)	10/17/30	3,018	3,018,662
Cedar Funding CLO Ltd. (Cayman Islands), Series 2017-8A, Class B, 3 Month LIBOR + 1.700%, 144A	3.068%	(c)	10/17/30	560	560,200
CIFC Funding Ltd. (Cayman Islands), Series 2012-2A, Class A1R, 3 Month LIBOR + 1.350%, 144A	2.668%	(c)	12/05/24	169	168,860
CIFC Funding Ltd. (Cayman Islands), Series 2012-3A, Class A3R, 3 Month LIBOR + 2.700%, 144A	4.011%	(c)	01/29/25	340	340,099
CIFC Funding Ltd., Series 2013-2A, Class A1LR^.	2.546%		10/18/30	1,260	1,259,999

A305

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (Continued)

Collateralized Loan Obligations (cont’d.)
CIFC Funding Ltd. (Cayman Islands), Series 2013-4A, Class B1R, 3 Month LIBOR + 1.500%, 144A	2.817%	(c)	11/27/24	1,140	$1,141,196
CIFC Funding Ltd. (Cayman Islands), Series 2014-1A, Class AR, 3 Month LIBOR + 1.050%, 144A	2.354%	(c)	04/18/25	1,780	1,780,706
CIFC Funding Ltd. (Cayman Islands), Series 2014-2A, Class A1LR, 3 Month LIBOR + 1.200%, 144A	2.517%	(c)	05/24/26	3,399	3,417,760
CIFC Funding Ltd. (Cayman Islands), Series 2014-3A, Class C1R, 3 Month LIBOR + 1.900%, 144A	3.213%	(c)	07/22/26	310	311,098
CIFC Funding Ltd. (Cayman Islands), Series 2014-4A, Class A1R, 3 Month LIBOR + 1.380%, 144A	2.684%	(c)	10/17/26	1,450	1,456,190
CIFC Funding Ltd. (Cayman Islands), Series 2014-5A, Class A1R, 3 Month LIBOR + 1.400%, 144A	2.704%	(c)	01/17/27	3,185	3,200,978
CIFC Funding Ltd. (Cayman Islands), Series 2014-5A, Class CR, 3 Month LIBOR + 2.700%, 144A	4.004%	(c)	01/17/27	250	251,216
CIFC Funding Ltd. (Cayman Islands), Series 2015-1A, Class A1R, 3 Month LIBOR + 1.390%, 144A	2.703%	(c)	01/22/27	370	369,775
CIFC Funding Ltd. (Cayman Islands), Series 2015-2A, Class A, 3 Month LIBOR + 1.450%, 144A	2.754%	(c)	04/15/27	650	651,368
CIFC Funding Ltd. (Cayman Islands), Series 2015-3A, Class A, 3 Month LIBOR + 1.420%, 144A	2.726%	(c)	10/19/27	780	779,814
Finn Square CLO Ltd. (Cayman Islands), Series 2012-1A, Class A1R, 3 Month LIBOR + 1.210%, 144A	2.538%	(c)	12/24/23	98	98,462
Finn Square CLO Ltd. (Cayman Islands), Series 2012-1A, Class A2R, 3 Month LIBOR + 1.700%, 144A	3.028%	(c)	12/24/23	250	250,457
Galaxy CLO Ltd. (Cayman Islands), Series 2013-15A, Class A, 3 Month LIBOR + 1.250%, 144A	2.554%	(c)	04/15/25	969	969,058
Greystone Commercial Real Estate Notes Ltd. (Cayman Islands), Series 2017-FL1A, Class A, 1 Month LIBOR + 1.550%, 144A	2.784%	(c)	03/15/27	250	249,698
Greywolf CLO Ltd. (Cayman Islands), Series 2014-2A, Class BR, 3 Month LIBOR + 2.350%, 144A	3.654%	(c)	01/17/27	250	250,144
Highbridge Loan Management Ltd. (Cayman Islands), Series 2015-5A, Class C1R, 3 Month LIBOR + 2.100%, 144A	3.411%	(c)	01/29/26	380	380,939
Highbridge Loan Management Ltd. (Cayman Islands), Series 2015-5A, Class C2R, 3 Month LIBOR + 2.100%, 144A	3.411%	(c)	01/29/26	250	250,618
Highbridge Loan Management Ltd. (Cayman Islands), Series 2015-6A, Class A, 3 Month LIBOR + 1.450%, 144A	2.762%	(c)	05/05/27	4,400	4,406,233
LCM LP (Cayman Islands), Series 14A, Class A, 3 Month LIBOR + 1.150%, 144A	2.454%	(c)	07/15/25	250	250,034

A306

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (Continued)

Collateralized Loan Obligations (cont’d.)
LCM LP (Cayman Islands), Series 18A, Class B1, 3 Month LIBOR + 2.300%, 144A	3.607%	(c)	04/20/27	610	$609,947
LCM LP (Cayman Islands), Series 18A, Class C1, 3 Month LIBOR + 3.150%, 144A	4.457%	(c)	04/20/27	250	250,024
Lime Street CLO Ltd. (Cayman Islands), Series 2007-1A, Class B, 3 Month LIBOR + 0.550%, 144A	1.875%	(c)	06/20/21	500	498,693
Madison Park Funding Ltd. (Cayman Islands), Series 2014-14A, Class A2R, 3 Month LIBOR + 1.120%, 144A	2.427%	(c)	07/20/26	7,670	7,710,811
Madison Park Funding Ltd. (Cayman Islands), Series 2015-18A, Class A1R^	2.524%		10/21/30	2,950	2,950,000
Madison Park Funding Ltd. (Cayman Islands), Series 2017-26A, Class AR, 3 Month LIBOR + 1.200%, 144A	2.517%	(c)	07/29/30	1,220	1,219,994
Mountain Hawk CLO Ltd. (Cayman Islands), Series 2013-1A, Class B1, 3 Month LIBOR + 2.180%, 144A	3.487%	(c)	01/20/24	740	745,717
MP CLO Ltd. (Cayman Islands), Series 2013-1A, Class A, 3 Month LIBOR + 1.180%, 144A	2.487%	(c)	04/20/25	348	347,553
Neuberger Berman CLO Ltd. (Cayman Islands), Series 2014-16A, Class B2R, 3 Month LIBOR + 2.170%, 144A	3.474%	(c)	04/15/26	465	464,976
OCP CLO Ltd. (Cayman Islands), Series 2014-5A, Class A1, 3 Month LIBOR + 1.000%, 144A	2.314%	(c)	04/26/26	500	500,037
OCP CLO Ltd. (Cayman Islands), Series 2014-5A, Class A2, 3 Month LIBOR + 1.720%, 144A	3.034%	(c)	04/26/26	130	130,000
OCP CLO Ltd. (Cayman Islands), Series 2015-8A, Class A1, 3 Month LIBOR + 1.530%, 144A	2.834%	(c)	04/17/27	130	129,997
OCP CLO Ltd. (Cayman Islands), Series 2017-13A, Class A1A, 3 Month LIBOR + 1.260%, 144A	2.561%	(c)	07/15/30	1,910	1,910,879
Octagon Investment Partners 24 Ltd. (Cayman Islands), Series 2015-1A, Class A1R, 3 Month LIBOR + 0.900%, 144A	2.216%	(c)	05/21/27	2,720	2,722,720
Octagon Investment Partners 24 Ltd. (Cayman Islands), Series 2015-1A, Class A2AR, 3 Month LIBOR + 1.350%, 144A	2.666%	(c)	05/21/27	1,810	1,810,000
Octagon Investment Partners Ltd. (Cayman Islands), Series 2013-1A, Class A1R, 3 Month LIBOR + 1.000%, 144A	2.314%	(c)	10/25/25	250	250,227
Octagon Investment Partners Ltd. (Cayman Islands), Series 2013-1A, Class A2R, 3 Month LIBOR + 1.680%, 144A	2.994%	(c)	10/25/25	1,740	1,743,100
OFSI Fund Ltd. (Cayman Islands), Series 2014-6A, Class A2, 3 Month LIBOR + 1.900%, 144A	3.204%	(c)	03/20/25	2,265	2,266,912
OHA Credit Partners Ltd. (Cayman Islands), Series 2013-8A, Class A, 3 Month LIBOR + 1.120%, 144A	2.427%	(c)	04/20/25	2,516	2,521,662
OHA Credit Partners Ltd. (Cayman Islands), Series 2013-9A, Class A1R, 3 Month LIBOR + 1.010%, 144A	2.317%	(c)	10/20/25	1,250	1,250,147

A307

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)

Collateralized Loan Obligations (cont’d.)
OZLM Funding Ltd. (Cayman Islands), Series 2012-2A, Class A1R, 3 Month LIBOR + 1.440%, 144A	2.751%	(c)	10/30/27	6,943	$6,962,327
OZLM Funding Ltd. (Cayman Islands), Series 2013-3A, Class BR, 3 Month LIBOR + 3.000%, 144A	4.313%	(c)	01/22/29	2,250	2,276,424
OZLM Funding Ltd. (Cayman Islands), Series 2013-4A, Class A1R, 3 Month LIBOR + 1.250%, 144A	2.563%	(c)	10/22/30	290	290,084
OZLM Funding Ltd. (Cayman Islands), Series 2013-4A, Class A2R, 3 Month LIBOR + 1.700%, 144A	3.013%	(c)	10/22/30	380	381,112
OZLM Funding Ltd. (Cayman Islands), Series 2013-5A, Class BR, 3 Month LIBOR + 2.350%, 144A	3.654%	(c)	01/17/26	820	822,054
OZLM Ltd. (Cayman Islands), Series 2014-6A, Class BR, 3 Month LIBOR + 2.700%, 144A	4.004%	(c)	04/17/26	300	300,123
OZLM Ltd. (Cayman Islands), Series 2014-7A, Class A1AR, 3 Month LIBOR + 1.150%, 144A	2.454%	(c)	07/17/26	1,900	1,901,826
OZLM Ltd. (Cayman Islands), Series 2014-7A, Class A1BR, 3 Month LIBOR + 1.150%, 144A	2.454%	(c)	07/17/26	250	250,240
OZLM Ltd. (Cayman Islands), Series 2014-7A, Class B1R, 3 Month LIBOR + 2.250%, 144A	3.554%	(c)	07/17/26	350	350,787
OZLM Ltd. (Cayman Islands), Series 2014-8A, Class A1AR, 3 Month LIBOR + 1.130%, 144A	2.434%	(c)	10/17/26	680	680,569
OZLM Ltd. (Cayman Islands), Series 2014-9A, Class CR, 3 Month LIBOR + 3.550%, 144A	4.857%	(c)	01/20/27	990	991,121
OZLM Ltd. (Cayman Islands), Series 2015-11A, Class A1R, 3 Month LIBOR + 1.250%, 144A	2.561%	(c)	10/30/30	3,070	3,071,713
OZLM Ltd. (Cayman Islands), Series 2015-12A, Class A1, 3 Month LIBOR + 1.450%, 144A	2.761%	(c)	04/30/27	1,000	1,006,565
Palmer Square CLO Ltd. (Cayman Islands), Series 2013-1A, Class A2R, 3 Month LIBOR + 1.500%, 144A	2.815%	(c)	05/15/25	1,128	1,128,001
Palmer Square CLO Ltd. (Cayman Islands), Series 2013-2A, Class A1AR, 3 Month LIBOR + 1.220%, 144A	2.524%	(c)	10/17/27	440	443,579
Palmer Square CLO Ltd. (Cayman Islands), Series 2013-2A, Class BR, 3 Month LIBOR + 2.250%, 144A	3.554%	(c)	10/17/27	250	250,643
Palmer Square Loan Funding Ltd. (Cayman Islands), Series 2017-1A, Class A1, 3 Month LIBOR + 0.740%, 144A	2.060%	(c)	10/15/25	2,410	2,410,238
Palmer Square Loan Funding Ltd. (Cayman Islands), Series 2017-1A, Class A2, 3 Month LIBOR + 1.300%, 144A	2.620%	(c)	10/15/25	1,280	1,279,982
Race Point CLO Ltd. (Cayman Islands), Series 2016-10A, Class A, 3 Month LIBOR + 1.600%, 144A	2.914%	(c)	07/25/28	1,360	1,372,977
Rockford Tower CLO Ltd. (Cayman Islands), Series 2017-1A, Class A, 3 Month LIBOR + 1.370%, 144A	2.745%	(c)	04/15/29	2,050	2,050,872
Rockford Tower CLO Ltd. (Cayman Islands), Series 2017-1A, Class B, 3 Month LIBOR + 1.800%, 144A	3.175%	(c)	04/15/29	870	870,888

A308

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (Continued)

Collateralized Loan Obligations (cont’d.)
Rockford Tower CLO Ltd. (Cayman Islands), Series 2017-2A, Class B, 3 Month LIBOR + 1.750%, 144A	2.992%	(c)	10/15/29	510	$510,500
Sound Point CLO Ltd. (Cayman Islands), Series 2013-3A, Class CR, 3 Month LIBOR + 2.250%, 144A	3.557%	(c)	01/21/26	390	390,978
Sound Point CLO Ltd. (Cayman Islands), Series 2015-1A, Class B, 3 Month LIBOR + 2.050%, 144A	3.354%	(c)	04/15/27	1,010	1,010,232
Sound Point CLO Ltd. (Cayman Islands), Series 2016-1A, Class A, 3 Month LIBOR + 1.650%, 144A	2.957%	(c)	07/20/28	1,410	1,426,327
Sound Point CLO Ltd. (Cayman Islands), Series 2016-2A, Class A, 3 Month LIBOR + 1.660%, 144A	2.967%	(c)	10/20/28	740	747,774
Sound Point CLO Ltd. (Cayman Islands), Series 2016-3A, Class A, 3 Month LIBOR + 1.530%, 144A	2.843%	(c)	01/23/29	1,830	1,839,259
Sound Point CLO Ltd. (Cayman Islands), Series 2016-3A, Class C, 3 Month LIBOR + 2.650%, 144A	3.963%	(c)	01/23/29	250	250,923
THL Credit Wind River CLO Ltd. (Cayman Islands), Series 2014-2A, Class A2, 3 Month LIBOR + 1.450%, 144A	2.754%	(c)	07/15/26	1,260	1,260,627
TIAA CLO Ltd. (Cayman Islands), Series 2017-1A, Class A, 3 Month LIBOR + 1.280%, 144A	2.490%	(c)	04/20/29	510	510,069
TICP CLO Ltd. (Cayman Islands), Series 2014-3A, Class AR, 3 Month LIBOR + 1.180%, 144A	2.487%	(c)	01/20/27	764	764,211
TICP CLO Ltd. (Cayman Islands), Series 2015-1A, Class A, 3 Month LIBOR + 1.500%, 144A	2.807%	(c)	07/20/27	1,000	999,687
Venture CLO Ltd. (Cayman Islands), Series 2014-17A, Class B2R, 3 Month LIBOR + 1.600%, 144A	2.904%	(c)	07/15/26	540	540,362
Venture CLO Ltd. (Cayman Islands), Series 2014-18A, Class A, 3 Month LIBOR + 1.450%, 144A	2.754%	(c)	10/15/26	2,365	2,365,104
Venture CLO Ltd. (Cayman Islands), Series 2014-19A, Class BR, 3 Month LIBOR + 2.000%, 144A	3.304%	(c)	01/15/27	450	453,302
Venture CLO Ltd. (Cayman Islands), Series 2015-20A, Class B1, 3 Month LIBOR + 2.100%, 144A	3.404%	(c)	04/15/27	450	450,558
Voya CLO Ltd. (Cayman Islands), Series 2013-3A, Class A1R, 3 Month LIBOR + 1.050%, 144A	2.354%	(c)	01/18/26	1,310	1,311,574
Voya CLO Ltd. (Cayman Islands), Series 2013-3A, Class A2R, 3 Month LIBOR + 1.500%, 144A	2.804%	(c)	01/18/26	450	449,996
Voya CLO Ltd. (Cayman Islands), Series 2014-3A, Class A1, 3 Month LIBOR + 1.420%, 144A	2.734%	(c)	07/25/26	590	590,734
Voya CLO Ltd. (Cayman Islands), Series 2014-4A, Class BR, 3 Month LIBOR + 2.000%, 144A	3.304%	(c)	10/14/26	290	290,597

A309

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)

Collateralized Loan Obligations (cont’d.)
Wellfleet CLO Ltd. (Cayman Islands), Series 2017-1A, Class A1, 3 Month LIBOR + 1.320%, 144A	2.431%	(c)	04/20/29	490	$490,189
York CLO Ltd. (Cayman Islands), Series 2014-1A, Class CR, 3 Month LIBOR + 2.350%, 144A	3.663%	(c)	01/22/27	250	248,954
York CLO Ltd. (Cayman Islands), Series 2016-1A, Class BR, 3 Month LIBOR + 1.750%, 144A	3.057%	(c)	10/20/29	490	490,276

					156,326,334

Consumer Loans — 0.8%
Lendmark Funding Trust, Series 2017-1A, Class A, 144A	2.830%		12/22/25	3,080	3,081,043
OneMain Financial Issuance Trust, Series 2015-1A, Class A, 144A	3.190%		03/18/26	6,195	6,255,614
OneMain Financial Issuance Trust, Series 2015-1A, Class B, 144A	3.850%		03/18/26	3,800	3,842,308
OneMain Financial Issuance Trust, Series 2015-1A, Class C, 144A	5.120%		03/18/26	2,500	2,551,009
OneMain Financial Issuance Trust, Series 2015-2A, Class C, 144A	4.320%		07/18/25	1,370	1,370,353
OneMain Financial Issuance Trust, Series 2016-1A, Class A, 144A	3.660%		02/20/29	3,320	3,398,518
OneMain Financial Issuance Trust, Series 2016-2A, Class A, 144A	4.100%		03/20/28	3,700	3,764,261
SpringCastle America Funding LLC, Series 2016-AA, Class A, 144A	3.050%		04/25/29	2,596	2,613,618
Springleaf Funding Trust, Series 2015-AA, Class B, 144A	3.620%		11/15/24	1,613	1,624,493

					28,501,217

Credit Cards — 0.2%
World Financial Network Credit Card Master Trust, Series 2012-C, Class A	2.230%		08/15/22	2,595	2,608,077
World Financial Network Credit Card Master Trust, Series 2012-C, Class C	4.550%		08/15/22	810	826,883
World Financial Network Credit Card Master Trust, Series 2016-A, Class A	2.030%		04/15/25	1,845	1,823,687
World Financial Network Credit Card Master Trust, Series 2016-C, Class A	1.720%		08/15/23	2,805	2,787,483

					8,046,130

Home Equity Loans — 0.5%
Bayview Financial Revolving Asset Trust, Series 2005-E, Class A1, 1 Month LIBOR + 1.000%, 144A	2.234%	(c)	12/28/40	392	352,754
Bear Stearns Asset-Backed Securities Trust, Series 2007-HE3, Class 1A4, 1 Month LIBOR + 0.350%	1.587%	(c)	04/25/37	1,565	1,221,314
Bear Stearns Asset-Backed Securities Trust, Series 2005-4, Class M2, 1 Month LIBOR + 1.200%	2.437%	(c)	01/25/36	122	118,045
BNC Mortgage Loan Trust, Series 2007-2, Class A2, 1 Month LIBOR + 0.100%	1.337%	(c)	05/25/37	447	447,036
Citigroup Mortgage Loan Trust, Series 2007-AHL2, Class A3B, 1 Month LIBOR + 0.200%.	1.437%	(c)	05/25/37	1,672	1,247,460

A310

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (Continued)

Home Equity Loans (cont’d.)
Citigroup Mortgage Loan Trust, Series 2007-AHL2, Class A3C, 1 Month LIBOR + 0.270%.	1.507%	(c)	05/25/37	759	$570,741
CWHEQ Revolving Home Equity Loan Resecuritization Trust, Series 2006-RES, Class 4Q1B, 1 Month LIBOR + 0.300%, 144A	1.534%	(c)	12/15/33	343	312,842
CWHEQ Revolving Home Equity Loan Trust, Series 2006-H, Class 1A, 1 Month LIBOR + 0.150%	1.384%	(c)	11/15/36	598	471,394
EMC Mortgage Loan Trust, Series 2001-A, Class A, 1 Month LIBOR + 0.370%, 144A	1.974%	(c)	05/25/40	943	876,587
GSAA Trust, Series 2007-2, Class AF3	5.917%	(cc)	03/25/37	142	60,523
Home Equity Mortgage Loan Asset-Backed Trust, Series 2004-A, Class M2, 1 Month LIBOR + 2.030%	3.262%	(c)	07/25/34	180	181,617
JPMorgan Mortgage Acquisition Trust, Series 2006-CW1, Class M1, 1 Month LIBOR + 0.270%	1.507%	(c)	05/25/36	290	274,747
JPMorgan Mortgage Acquisition Trust, Series 2006-WF1, Class A5	6.410%		07/25/36	268	149,137
JPMorgan Mortgage Acquisition Trust, Series 2006-WF1, Class A6	6.000%		07/25/36	201	111,949
Morgan Stanley ABS Capital I, Inc. Trust, Series 2007-HE7, Class A2C, 1 Month LIBOR + 1.250%.	2.487%	(c)	07/25/37	8,600	6,958,164
Morgan Stanley ABS Capital I, Inc. Trust, Series 2007-NC1, Class A1, 1 Month LIBOR + 0.130%	1.367%	(c)	11/25/36	3,043	1,937,471
Nationstar Home Equity Loan Trust, Series 2007-C, Class 2AV3, 1 Month LIBOR + 0.180%	1.417%	(c)	06/25/37	110	105,754
Option One Mortgage Loan Trust, Series 2007-FXD2, Class 1A1	5.820%		03/25/37	2,999	2,947,568
Securitized Asset Backed Receivables LLC Trust, Series 2006-WM4, Class A1, 1 Month LIBOR + 0.190%, 144A	1.427%	(c)	11/25/36	796	492,130
Yale Mortgage Loan Trust, Series 2007-1, Class A, 1 Month LIBOR + 0.400%, 144A	1.637%	(c)	06/25/37	563	253,691

					19,090,924

Manufactured Housing — 0.1%
ACE Securities Corp. Manufactured Housing Trust, Series 2003-MH1, Class B2, 144A	4.776%	(s)	08/15/30	449	316,836
BankAmerica Manufactured Housing Contract Trust, Series 1998-2, Class B1	7.935%	(cc)	12/10/25	680	514,047
Conseco Finance Securitizations Corp., Series 2000-4, Class A5	7.970%		05/01/32	1,379	728,071
Conseco Finance Securitizations Corp., Series 2000-5, Class A6	7.960%		05/01/31	600	405,035
Conseco Finance Securitizations Corp., Series 2000-5, Class A7	8.200%		05/01/31	1,096	758,402
Oakwood Mortgage Investors, Inc., Series 2001-D, Class A2	5.260%	(cc)	01/15/19	231	184,986
Origen Manufactured Housing Contract Trust, Series 2001-A, Class M1	7.820%	(cc)	03/15/32	211	207,633

A311

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (Continued)

Manufactured Housing (cont’d.)
Origen Manufactured Housing Contract Trust, Series 2007-B, Class A1, 1 Month LIBOR + 1.200%, 144A	2.434%	(c)	10/15/37	699	$680,140

					3,795,150

Other — 0.6%
B2R Mortgage Trust, Series 2015-1, Class A1, 144A	2.524%		05/15/48	254	253,254
Colony American Finance Ltd. (Cayman Islands), Series 2015-1, Class A, 144A	2.896%		10/15/47	5,387	5,419,047
Colony American Homes, Series 2015-1A, Class A, 1 Month LIBOR + 1.200%, 144A	2.434%	(c)	07/17/32	739	741,806
DB Master Finance LLC, Series 2015-1A, Class A2I, 144A	3.262%		02/20/45	3,612	3,618,046
Home Partners of America Trust, Series 2016-1, Class A, 1 Month LIBOR + 1.650%, 144A	2.884%	(c)	03/17/33	2,230	2,253,506
Invitation Homes Trust, Series 2014-SFR2, Class C, 1 Month LIBOR + 2.200%, 144A	3.434%	(c)	09/17/31	400	399,999
Invitation Homes Trust, Series 2014-SFR2, Class E, 1 Month LIBOR + 3.410%, 144A	4.644%	(c)	09/17/31	370	370,133
Invitation Homes Trust, Series 2014-SFR3, Class D, 1 Month LIBOR + 3.000%, 144A	4.234%	(c)	12/17/31	57	56,925
Invitation Homes Trust, Series 2015-SFR3, Class A, 1 Month LIBOR + 1.300%, 144A	2.534%	(c)	08/17/32	928	934,530
Invitation Homes Trust, Series 2015-SFR3, Class E, 1 Month LIBOR + 3.750%, 144A	4.984%	(c)	08/17/32	370	376,668
Litigation Fee Residual Funding Trust, Series 2015-1, Class A^	4.000%		10/30/27	1,483	1,476,317
Progress Residential Trust, Series 2015-SFR2, Class A, 144A	2.740%		06/12/32	631	633,371
Progress Residential Trust, Series 2016-SFR1, Class A, 1 Month LIBOR + 1.500%, 144A	2.734%	(c)	09/17/33	1,022	1,037,160
Progress Residential Trust, Series 2016-SFR1, Class E, 1 Month LIBOR + 3.850%, 144A	5.084%	(c)	09/17/33	710	733,939
Progress Residential Trust, Series 2017-SFR1, Class A, 144A	2.768%		08/17/34	540	539,798
Tricon American Homes Trust, Series 2015-SFR1, Class A, 1 Month LIBOR + 1.250%, 144A	2.476%	(c)	05/17/32	301	303,100
Velocity Commercial Capital Loan Trust, Series 2016-2, Class AFL, 1 Month LIBOR + 1.800%	3.037%	(c)	10/25/46	347	350,318
Velocity Commercial Capital Loan Trust, Series 2016-2, Class M1	3.661%	(cc)	10/25/46	100	101,648
Velocity Commercial Capital Loan Trust, Series 2016-2, Class M2	4.458%	(cc)	10/25/46	100	102,093
Velocity Commercial Capital Loan Trust, Series 2016-2, Class M3	5.498%	(cc)	10/25/46	100	101,092
Velocity Commercial Capital Loan Trust, Series 2016-2, Class M4	7.226%	(cc)	10/25/46	100	104,985
Velocity Commercial Capital Loan Trust, Series 2017-1, Class AFL, 1 Month LIBOR + 1.250%, 144A	2.487%	(c)	05/25/47	891	897,631

					20,805,366

Residential Mortgage-Backed Securities — 2.4%
Ajax Mortgage Loan Trust, Series 2016-1, Class A, 144A	4.250%		07/25/47	575	571,618

A312

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (Continued)

Residential Mortgage-Backed Securities (cont’d.)
Ajax Mortgage Loan Trust, Series 2016-B, Class A, 144A	4.000%		09/25/65	764	$762,954
Ajax Mortgage Loan Trust, Series 2016-C, Class A, 144A	4.000%		10/25/57	532	530,012
Bayview Opportunity Master Fund IVa Trust, Series 2016-SPL1, Class A, 144A	4.000%		04/28/55	1,284	1,330,056
Bayview Opportunity Master Fund IVa Trust, Series 2017-SPL1, Class A, 144A	4.000%	(cc)	10/28/64	1,989	2,072,483
Bayview Opportunity Master Fund IVb Trust, Series 2017-SPL3, Class A, 144A	4.000%	(cc)	11/28/53	806	839,444
Bayview Opportunity Master Fund Trust, Series 2017-SPL2, Class A, 144A	4.000%	(cc)	06/28/54	634	660,205
Bear Stearns Asset-Backed Securities Trust, Series 2006-SD2, Class M1, 1 Month LIBOR + 0.550%	1.787%	(c)	06/25/36	5,100	4,872,353
Carrington Mortgage Loan Trust, Series 2006-FRE2, Class A3, 1 Month LIBOR + 0.160%	1.397%	(c)	10/25/36	813	544,559
Carrington Mortgage Loan Trust, Series 2006-NC2, Class A3, 1 Month LIBOR + 0.150%	1.387%	(c)	06/25/36	219	214,792
Countrywide Asset-Backed Certificates Trust, Series 2006-11, Class 3AV2, 1 Month LIBOR + 0.160%	1.397%	(c)	09/25/46	88	86,163
Credit-Based Asset Servicing & Securitization LLC, Series 2006-CB2, Class AF4	3.434%		12/25/36	142	112,647
Credit-Based Asset Servicing & Securitization Trust, Series 2006-CB9, Class A2, 1 Month LIBOR + 0.110%	1.347%	(c)	11/25/36	311	195,854
Credit-Based Asset Servicing & Securitization Trust, Series 2006-CB9, Class A4, 1 Month LIBOR + 0.230%	1.467%	(c)	11/25/36	51	32,878
Credit-Based Asset Servicing & Securitization Trust, Series 2007-CB1, Class AF2	3.753%		01/25/37	1,531	749,401
Credit-Based Asset Servicing & Securitization Trust, Series 2007-CB5, Class A2, 1 Month LIBOR + 0.170%	1.407%	(c)	04/25/37	271	209,678
Fannie Mae Grantor Trust, Series 2002-T10, Class A1, 1 Month LIBOR + 0.120%	1.524%	(c)	06/25/32	671	664,431
First Franklin Mortgage Loan Trust, Series 2005-FF10, Class A5, 1 Month LIBOR + 0.360%	1.597%	(c)	11/25/35	4,400	4,137,843
First Franklin Mortgage Loan Trust, Series 2006-FF5, Class 2A3, 1 Month LIBOR + 0.160%	1.397%	(c)	04/25/36	315	298,081
Fremont Home Loan Trust, Series 2006-3, Class 2A3, 1 Month LIBOR + 0.170%	1.407%	(c)	02/25/37	19,169	11,074,186
GE-WMC Asset-Backed Pass-Through Certificates, Series 2005-2, Class A2C, 1 Month LIBOR + 0.250%	1.487%	(c)	12/25/35	156	152,039
GE-WMC Mortgage Securities Trust, Series 2006-1, Class A2A, 1 Month LIBOR + 0.040%	1.277%	(c)	08/25/36	246	154,236
GE-WMC Mortgage Securities Trust, Series 2006-1, Class A2B, 1 Month LIBOR + 0.150%	1.387%	(c)	08/25/36	4,479	2,872,854

A313

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (Continued)

Residential Mortgage-Backed Securities (cont’d.)
GE-WMC Mortgage Securities Trust, Series 2006-1, Class A2C, 1 Month LIBOR + 0.240%	1.477%	(c)	08/25/36	323	$210,743
Lehman ABS Mortgage Loan Trust, Series 2007-1, Class 2A1, 1 Month LIBOR + 0.090%, 144A	1.327%	(c)	06/25/37	142	99,693
Lehman ABS Mortgage Loan Trust, Series 2007-1, Class 2A4, 1 Month LIBOR + 0.300%, 144A	1.537%	(c)	06/25/37	11,313	8,196,464
Lehman XS Trust, Series 2007-2N, Class 3A3, 1 Month LIBOR + 0.170%	1.407%	(c)	02/25/37	10,028	6,977,971
Long Beach Mortgage Loan Trust, Series 2006-2, Class 2A3, 1 Month LIBOR + 0.190%	1.427%	(c)	03/25/46	2,625	1,355,615
Long Beach Mortgage Loan Trust, Series 2006-2, Class 2A4, 1 Month LIBOR + 0.290%	1.527%	(c)	03/25/46	1,840	969,461
Long Beach Mortgage Loan Trust, Series 2006-3, Class 2A3, 1 Month LIBOR + 0.180%	1.417%	(c)	05/25/46	863	405,502
Long Beach Mortgage Loan Trust, Series 2006-7, Class 2A3, 1 Month LIBOR + 0.160%	1.397%	(c)	08/25/36	1,107	642,160
Long Beach Mortgage Loan Trust, Series 2006-8, Class 2A3, 1 Month LIBOR + 0.160%	1.397%	(c)	09/25/36	685	324,352
Long Beach Mortgage Loan Trust, Series 2006-9, Class 2A2, 1 Month LIBOR + 0.110%	1.347%	(c)	10/25/36	364	178,793
MASTR Specialized Loan Trust, Series 2006-3, Class A, 1 Month LIBOR + 0.260%, 144A	1.497%	(c)	06/25/46	174	162,374
Merrill Lynch First Franklin Mortgage Loan Trust, Series 2007-2, Class A2C, 1 Month LIBOR + 0.240%	1.477%	(c)	05/25/37	375	242,021
Morgan Stanley IXIS Real Estate Capital Trust, Series 2006-2, Class A2, 1 Month LIBOR + 0.110%	1.347%	(c)	11/25/36	306	158,459
Nomura Asset Acceptance Corp. Alternative Loan Trust, Series 2006-S5, Class A1, 1 Month LIBOR + 0.400%, 144A	1.637%	(c)	10/25/36	451	406,017
Pretium Mortgage Credit Partners I LLC, Series 2016-NPL6, Class A1, 144A	3.500%		10/27/31	842	846,299
Pretium Mortgage Credit Partners I LLC, Series 2017-NPL3, Class A1, 144A	3.250%		06/29/32	2,170	2,167,283
PRPM LLC, Series 2017-1A, Class A1, 144A	4.250%		01/25/22	158	158,539
RCO Mortgage LLC, Series 2015-NQM1, Class A, 1 Month LIBOR + 3.500%, 144A	4.737%	(c)	11/25/45	75	74,702
SG Mortgage Securities Trust, Series 2006-FRE2, Class A2C, 1 Month LIBOR + 0.160%	1.397%	(c)	07/25/36	220	82,233
Soundview Home Loan Trust, Series 2004-WMC1, Class M2, 1 Month LIBOR + 0.800%.	2.032%	(c)	01/25/35	35	33,116
Stanwich Mortgage Loan Co. LLC, Series 2016-NPL2, Class NOTE, 144A	3.721%		08/16/46	723	723,019
Stanwich Mortgage Loan Co. LLC, Series 2017-NPB1, Class A1, 144A^	3.598%		05/17/22	3,627	3,635,710
Structured Asset Securities Corp. Mortgage Loan Trust, Series 2007-MN1A, Class A1, 1 Month LIBOR + 0.230%, 144A	1.467%	(c)	01/25/37	11,698	8,084,830
Towd Point Mortgage Trust, Series 2015-1, Class A5, 144A	3.520%	(cc)	10/25/53	930	961,143
Towd Point Mortgage Trust, Series 2015-4, Class M2, 144A	3.750%	(cc)	04/25/55	1,145	1,167,360

A314

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (Continued)

Residential Mortgage-Backed Securities (cont’d.)
Towd Point Mortgage Trust, Series 2016-2, Class A1A, 144A	2.750%	(cc)	08/25/55	2,413	$2,423,737
Towd Point Mortgage Trust, Series 2016-2, Class M2, 144A	3.000%	(cc)	08/25/55	1,080	1,013,266
Towd Point Mortgage Trust, Series 2016-3, Class M1, 144A	3.500%	(cc)	04/25/56	585	590,079
U.S. Residential Opportunity Fund Trust, Series 2016-1II, Class A, 144A	3.475%		07/27/36	263	261,871
U.S. Residential Opportunity Fund Trust, Series 2016-1III, Class A, 144A	3.475%		07/27/36	1,519	1,519,937
U.S. Residential Opportunity Fund Trust, Series 2016-1IV, Class A, 144A	3.475%		07/27/36	2,613	2,619,766
U.S. Residential Opportunity Fund Trust, Series 2016-2II, Class A, 144A	3.475%		08/27/36	1,099	1,094,810
U.S. Residential Opportunity Fund Trust, Series 2016-2III, Class A, 144A	3.475%		08/27/36	2,757	2,747,439
U.S. Residential Opportunity Fund Trust, Series 2016-2IV, Class NOTE, 144A	3.475%		08/27/36	1,586	1,580,007
U.S. Residential Opportunity Fund Trust, Series 2016-3II, Class A, 144A	3.598%		10/27/36	417	418,615
U.S. Residential Opportunity Fund Trust, Series 2016-3III, Class A, 144A	3.598%		10/27/36	2,021	2,013,171
U.S. Residential Opportunity Fund Trust, Series 2016-3IV, Class A, 144A	3.598%		10/27/36	984	987,655
VOLT LLC, Series 2017-NPL8, Class A1, 144A	3.125%		06/25/47	1,035	1,037,281
WaMu Asset-Backed Certificates Trust, Series 2006-HE4, Class 2A2, 1 Month LIBOR + 0.180%	1.417%	(c)	09/25/36	1,417	717,401
WaMu Asset-Backed Certificates Trust, Series 2006-HE5, Class 1A, 1 Month LIBOR + 0.160%	1.392%	(c)	10/25/36	606	496,955
WestVue Mortgage Loan Trust, Series 2015-1A, Class A, 144A	4.500%		09/25/20	266	266,404

					91,191,020

Student Loans — 0.3%
Navient Private Education Loan Trust, Series 2014-AA, Class B, 144A	3.500%		08/15/44	3,000	2,932,651
Navient Private Education Loan Trust, Series 2016-AA, Class B, 144A	3.500%	(cc)	12/16/58	900	818,311
SLC Private Student Loan Trust, Series 2006-A, Class C, 3 Month LIBOR + 0.450%	1.754%	(c)	07/15/36	1,200	1,096,635
SLM Private Credit Student Loan Trust, Series 2004-B, Class A3, 3 Month LIBOR + 0.330%	1.655%	(c)	03/15/24	4,856	4,838,014
SLM Private Credit Student Loan Trust, Series 2005-A, Class A3, 3 Month LIBOR + 0.200%	1.525%	(c)	06/15/23	1,023	1,021,206
SoFi Professional Loan Program LLC, Series 2014-A, Class A2, 144A	3.020%		10/25/27	1,390	1,404,997

					12,111,814

TOTAL ASSET-BACKED SECURITIES
(cost $389,018,147)					394,456,323

A315

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value
BANK LOAN(c) — 0.1%

Hotels, Restaurants & Leisure
By The Blue Sea, LLC, Loan, 1 Month LIBOR + 2.370%^ (cost $5,000,000)	3.599%		06/09/24	5,000	$4,999,999

COMMERCIAL MORTGAGE-BACKED SECURITIES — 4.0%
245 Park Avenue Trust, Series 2017-245P, Class E, 144A	3.779%	(cc)	06/05/37	3,620	3,454,413
245 Park Avenue Trust, Series 2017-245P, Class XA, IO, 144A	0.149%	(cc)	06/05/37	3,000	48,828
280 Park Avenue Mortgage Trust, Series 2017-280P, Class E, 1 Month LIBOR + 2.120%, 144A	3.355%	(c)	09/15/34	1,080	1,057,943
AOA Mortgage Trust, Series 2015-1177, Class C, 144A	3.110%	(cc)	12/13/29	250	249,236
BAMLL Commercial Mortgage Securities Trust, Series 2013-DSNY, Class A, 1 Month LIBOR + 1.050%, 144A	2.276%	(c)	09/15/26	296	296,623
BAMLL Commercial Mortgage Securities Trust, Series 2013-DSNY, Class F, 1 Month LIBOR + 3.500%, 144A	4.727%	(c)	09/15/26	561	560,239
BAMLL Commercial Mortgage Securities Trust, Series 2015-200P, Class F, 144A	3.716%	(cc)	04/14/33	500	483,611
BAMLL Commercial Mortgage Securities Trust, Series 2016-ISQ, Class E, 144A	3.727%	(cc)	08/14/34	1,470	1,286,600
Banc of America Commercial Mortgage Trust, Series 2007-1, Class AMFX	5.482%	(cc)	01/15/49	58	58,140
Banc of America Commercial Mortgage Trust, Series 2008-1, Class A4	6.509%	(cc)	02/10/51	25	25,071
Banc of America Commercial Mortgage Trust, Series 2015-UBS7, Class XA, IO	1.052%	(cc)	09/15/48	1,955	106,150
Banc of America Commercial Mortgage Trust, Series 2017-BNK3, Class XB, IO	0.782%	(cc)	02/15/50	6,000	295,379
Banc of America Commercial Mortgage Trust, Series 2017-BNK3, Class XD, IO, 144A	1.439%	(cc)	02/15/50	1,000	96,955
Bayview Commercial Asset Trust, Series 2005-4A, Class A1, 1 Month LIBOR + 0.300%, 144A	1.537%	(c)	01/25/36	96	89,945
Bayview Commercial Asset Trust, Series 2005-4A, Class M1, 1 Month LIBOR + 0.450%, 144A	1.687%	(c)	01/25/36	69	64,388
Bayview Commercial Asset Trust, Series 2006-3A, Class A1, 1 Month LIBOR + 0.250%, 144A	1.484%	(c)	10/25/36	175	165,722
Bayview Commercial Asset Trust, Series 2007-4A, Class A1, 1 Month LIBOR + 0.450%, 144A	1.687%	(c)	09/25/37	1,549	1,441,100
BBCMS Trust, Series 2015-SLP, Class D, 1 Month LIBOR + 3.200%, 144A	4.427%	(c)	02/15/28	440	441,808
BBCMS Trust, Series 2015-SRCH, Class A1, 144A	3.312%	(cc)	08/10/35	693	708,695
BBCMS Trust, Series 2015-SRCH, Class XA, IO, 144A	1.122%	(cc)	08/10/35	4,630	333,929
Bear Stearns Commercial Mortgage Securities Trust, Series 2007-PW18, Class AM	6.084%	(cc)	06/11/50	680	681,168
BHMS Mortgage Trust, Series 2014-ATLS, Class AFL, 1 Month LIBOR + 1.500%, 144A	2.731%	(c)	07/05/33	2,934	2,934,198
BWAY Mortgage Trust, Series 2013-1515, Class F, 144A	4.058%	(cc)	03/10/33	700	682,418

A316

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
BXHTL Mortgage Trust, Series 2015-JWRZ, Class A, 1 Month LIBOR + 1.230%, 144A	2.465%	(c)	05/15/29	735	$735,897
BXP Trust, Series 2017-CC, Class D, 144A	3.670%	(cc)	08/13/37	330	320,478
BXP Trust, Series 2017-CC, Class E, 144A	3.670%	(cc)	08/13/37	620	578,193
BXP Trust, Series 2017-GM, Class A, 144A	3.379%	(cc)	06/13/39	630	641,277
BXP Trust, Series 2017-GM, Class D, 144A	3.539%	(cc)	06/13/39	1,880	1,807,328
BXP Trust, Series 2017-GM, Class E, 144A	3.539%	(cc)	06/13/39	440	412,899
CCRESG Commercial Mortgage Trust, Series 2016-HEAT, Class D, 144A	5.671%	(cc)	04/10/29	140	141,921
CD Mortgage Trust, Series 2006-CD3, Class AM .	5.648%	(cc)	10/15/48	1,310	1,343,521
CD Mortgage Trust, Series 2007-CD5, Class AMA.	6.581%	(cc)	11/15/44	710	709,681
CD Mortgage Trust, Series 2017-CD3, Class A4	3.631%	(cc)	02/10/50	190	197,898
CD Mortgage Trust, Series 2017-CD3, Class XA, IO	1.197%	(cc)	02/10/50	2,247	169,320
CFCRE Commercial Mortgage Trust, Series 2016-C3, Class XD, IO, 144A	1.864%	(cc)	01/10/48	1,390	159,469
CFCRE Commercial Mortgage Trust, Series 2016-C4, Class XA, IO	1.919%	(cc)	05/10/58	1,544	169,899
CFCRE Commercial Mortgage Trust, Series 2016-C4, Class XB, IO	0.892%	(cc)	05/10/58	1,440	77,933
CFCRE Mortgage Trust, Series 2015-RUM, Class A, 1 Month LIBOR + 1.700%, 144A	2.927%	(c)	07/15/30	360	360,654
CGBAM Commercial Mortgage Trust, Series 2015-SMRT, Class E, 144A	3.912%	(cc)	04/10/28	360	361,930
CGDBB Commercial Mortgage Trust, Series 2017-BIOC, Class A, 1 Month LIBOR + 0.790%, 144A	2.017%	(c)	07/15/28	1,090	1,089,999
CGDBB Commercial Mortgage Trust, Series 2017-BIOC, Class D, 1 Month LIBOR + 1.600%, 144A	2.827%	(c)	07/15/28	650	649,999
CGDBB Commercial Mortgage Trust, Series 2017-BIOC, Class E, 1 Month LIBOR + 2.150%, 144A	3.377%	(c)	07/15/28	970	970,606
CGMS Commercial Mortgage Trust, Series 2017-B1, Class A4	3.458%	(cc)	08/15/50	180	184,183
Chicago Skyscraper Trust, Series 2017-SKY, Class D, 1 Month LIBOR + 2.250%, 144A	3.734%	(c)	02/15/30	350	353,509
Chicago Skyscraper Trust, Series 2017-SKY, Class E, 1 Month LIBOR + 3.300%, 144A	4.534%	(c)	02/15/30	790	797,918
Chicago Skyscraper Trust, Series 2017-SKY, Class F, 1 Month LIBOR + 4.100%, 144A	5.334%	(c)	02/15/30	110	111,102
Citigroup Commercial Mortgage Trust, Series 2013-375P, Class C, 144A	3.635%	(cc)	05/10/35	180	181,986
Citigroup Commercial Mortgage Trust, Series 2013-375P, Class E, 144A	3.635%	(cc)	05/10/35	1,247	1,214,922
Citigroup Commercial Mortgage Trust, Series 2013-GC11, Class D, 144A	4.602%	(cc)	04/10/46	1,050	979,434
Citigroup Commercial Mortgage Trust, Series 2014-GC25, Class XE, IO, 144A	1.384%	(cc)	10/10/47	1,000	67,508
Citigroup Commercial Mortgage Trust, Series 2015-SSHP, Class A, 1 Month LIBOR + 1.150%, 144A	2.377%	(c)	09/15/27	1,330	1,329,969
Citigroup Commercial Mortgage Trust, Series 2016-C1, Class C	5.118%	(cc)	05/10/49	320	333,028
Citigroup Commercial Mortgage Trust, Series 2016-GC37, Class C	4.923%	(cc)	04/10/49	160	163,368

A317

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
Citigroup Commercial Mortgage Trust, Series 2016-GC37, Class D, 144A	2.788%	(cc)	04/10/49	330	$254,268
Citigroup Commercial Mortgage Trust, Series 2016-P3, Class XA, IO	1.873%	(cc)	04/15/49	2,022	211,485
Citigroup Commercial Mortgage Trust, Series 2016-SMPL, Class D, 144A	3.520%	(cc)	09/10/31	100	99,982
Citigroup Commercial Mortgage Trust, Series 2016-SMPL, Class E, 144A	4.509%	(cc)	09/10/31	150	153,132
Citigroup Commercial Mortgage Trust, Series 2017-P8, Class XA, IO	0.935%	(cc)	09/15/50	1,460	103,880
CLNS Trust, Series 2017-IKPR, Class E, 1 Month LIBOR + 3.500%, 144A	4.735%	(c)	06/11/32	750	750,704
Commercial Mortgage Pass-Through Certificates, Series 2012-LTRT, Class A2, 144A	3.400%	(cc)	10/05/30	1,350	1,351,884
Commercial Mortgage Pass-Through Certificates, Series 2014-CR14, Class A4	4.236%	(cc)	02/10/47	180	194,204
Commercial Mortgage Trust, Series 2016-SAVA, Class A, 1 Month LIBOR + 1.720%, 144A	2.955%	(c)	10/15/34	3,880	3,894,541
Commercial Mortgage Trust, Series 2016-SAVA, Class C, 1 Month LIBOR + 3.000%, 144A	4.235%	(c)	10/15/34	970	980,302
Commercial Mortgage Trust, Series 2017-COR2, Class XA, IO^	1.186%	(cc)	09/10/50	1,580	146,735
Commercial Mortgage Trust, Series 2017-DLTA, Class E, 1 Month LIBOR + 1.960%, 144A^	3.214%	(c)	08/13/32	410	403,609
Commercial Mortgage Trust, Series 2017-DLTA, Class F, 1 Month LIBOR + 2.580%, 144A^	3.831%	(c)	08/13/32	370	362,496
Commercial Mortgage Trust, Series 2005-C6, Class F, 144A	5.833%	(cc)	06/10/44	110	113,466
Commercial Mortgage Trust, Series 2014-CR16, Class A4	4.051%	(cc)	04/10/47	1,095	1,169,563
Commercial Mortgage Trust, Series 2014-CR17, Class A5	3.977%	(cc)	05/10/47	1,615	1,720,638
Commercial Mortgage Trust, Series 2014-CR18, Class A4	3.550%	(cc)	07/15/47	100	103,533
Commercial Mortgage Trust, Series 2014-CR19, Class A5	3.796%	(cc)	08/10/47	320	336,435
Commercial Mortgage Trust, Series 2014-CR21, Class C	4.564%	(cc)	12/10/47	250	250,168
Commercial Mortgage Trust, Series 2014-FL4, Class D, 1 Month LIBOR + 2.450%, 144A	2.832%	(c)	07/13/31	1,230	1,219,605
Commercial Mortgage Trust, Series 2014-PAT, Class E, 1 Month LIBOR + 3.150%, 144A	4.467%	(c)	08/13/27	140	140,582
Commercial Mortgage Trust, Series 2014-TWC, Class A, 1 Month LIBOR + 0.850%, 144A	2.087%	(c)	02/13/32	475	475,222
Commercial Mortgage Trust, Series 2015-3BP, Class XA, IO, 144A	0.168%	(cc)	02/10/35	50,000	333,065
Commercial Mortgage Trust, Series 2015-CR23, Class CMD, 144A	3.807%	(cc)	05/10/48	510	501,862
Commercial Mortgage Trust, Series 2015-CR23, Class XA, IO	1.127%	(cc)	05/10/48	8,256	407,758
Commercial Mortgage Trust, Series 2015-CR25, Class XA, IO	1.102%	(cc)	08/10/48	3,198	180,556
Commercial Mortgage Trust, Series 2015-LC19, Class D, 144A	2.867%	(cc)	02/10/48	2,500	2,016,936
Commercial Mortgage Trust, Series 2015-LC21, Class C	4.455%	(cc)	07/10/48	1,000	964,623
Commercial Mortgage Trust, Series 2016-667M, Class D, 144A	3.285%	(cc)	10/10/36	170	161,004

A318

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
Commercial Mortgage Trust, Series 2016-DC2, Class XA, IO	1.220%	(cc)	02/10/49	2,789	$181,507
Core Industrial Trust, Series 2015-CALW, Class G, 144A	3.979%	(cc)	02/10/34	495	483,043
Core Industrial Trust, Series 2015-TEXW, Class A, 144A	3.077%	(cc)	02/10/34	900	918,365
Core Industrial Trust, Series 2015-TEXW, Class D, 144A	3.977%	(cc)	02/10/34	320	324,293
Core Industrial Trust, Series 2015-TEXW, Class E, 144A	3.977%	(cc)	02/10/34	1,300	1,287,617
Core Industrial Trust, Series 2015-TEXW, Class F, 144A	3.977%	(cc)	02/10/34	1,170	1,128,293
Core Industrial Trust, Series 2015-TEXW, Class XA, IO, 144A	0.900%	(cc)	02/10/34	3,930	117,300
Core Industrial Trust, Series 2015-WEST, Class XA, IO, 144A	1.076%	(cc)	02/10/37	2,680	155,961
Cosmopolitan Hotel Trust, Series 2016-CSMO, Class A, 1 Month LIBOR + 1.400%, 144A	2.634%	(c)	11/15/33	1,033	1,039,319
Countrywide Commercial Mortgage Trust, Series 2007-MF1, Class A, 144A	6.462%	(cc)	11/12/43	36	35,643
Credit Suisse Commercial Mortgage Trust, Series 2008-C1, Class A3	6.514%	(cc)	02/15/41	115	114,640
Credit Suisse First Boston Mortgage Securities Corp., Series 2004-C4, Class F, 144A	5.234%	(cc)	10/15/39	150	154,224
CSAIL Commercial Mortgage Trust, Series 2016-C5, Class XA, IO	1.201%	(cc)	11/15/48	24,232	1,397,701
CSMC Trust, Series 2015-DEAL, Class A, 1 Month LIBOR + 1.320%, 144A	2.554%	(c)	04/15/29	547	547,330
CSMC Trust, Series 2015-GLPB, Class A, 144A	3.639%	(cc)	11/15/34	693	726,276
CSMC Trust, Series 2016-MFF, Class A, 1 Month LIBOR + 1.600%, 144A	2.834%	(c)	11/15/33	170	170,646
CSMC Trust, Series 2017-1, Class A	4.500%	(cc)	03/25/21	4,701	4,765,778
DBJPM Mortgage Trust, Series 2016-C3, Class D, 144A	3.636%	(cc)	09/10/49	683	551,409
Fannie Mae-Aces, Series 2015-M4, Class X2, IO	0.650%	(cc)	07/25/22	11,981	265,903
Fannie Mae-Aces, Series 2015-M15, Class A2	2.923%	(cc)	10/25/25	3,675	3,715,123
Fannie Mae-Aces, Series 2015-M17, Class A2	3.038%	(cc)	11/25/25	1,605	1,632,804
Fannie Mae-Aces, Series 2016-M4, Class A2	2.576%	(cc)	03/25/26	2,330	2,291,320
Fannie Mae-Aces, Series 2017-M3, Class A2	2.569%	(cc)	12/25/26	1,925	1,878,669
Fannie Mae-Aces, Series 2017-M7, Class A2	2.961%	(cc)	02/25/27	700	705,896
Fannie Mae-Aces, Series 2017-M8, Class A2	3.061%	(cc)	05/25/27	851	863,708
FHLMC Multifamily Structured Pass-Through Certificates, Series K028, Class X1, IO	0.440%	(cc)	02/25/23	28,324	394,603
FHLMC Multifamily Structured Pass-Through Certificates, Series K031, Class X1, IO	0.357%	(cc)	04/25/23	14,683	169,437
FHLMC Multifamily Structured Pass-Through Certificates, Series K033, Class X1, IO	0.424%	(cc)	07/25/23	10,702	172,573
FHLMC Multifamily Structured Pass-Through Certificates, Series K034, Class A2	3.531%	(cc)	07/25/23	300	317,729
FHLMC Multifamily Structured Pass-Through Certificates, Series K035, Class X1, IO	0.553%	(cc)	08/25/23	13,187	269,600
FHLMC Multifamily Structured Pass-Through Certificates, Series K036, Class X1, IO	0.907%	(cc)	10/25/23	6,981	270,159
FHLMC Multifamily Structured Pass-Through Certificates, Series K038, Class X1, IO	1.334%	(cc)	03/25/24	4,333	267,667
FHLMC Multifamily Structured Pass-Through Certificates, Series K040, Class X1, IO	0.871%	(cc)	09/25/24	10,247	437,497

A319

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
FHLMC Multifamily Structured Pass-Through Certificates, Series K045, Class X1, IO	0.580%	(cc)	01/25/25	2,823	$80,481
FHLMC Multifamily Structured Pass-Through Certificates, Series K046, Class X1, IO	0.499%	(cc)	03/25/25	11,876	292,598
FHLMC Multifamily Structured Pass-Through Certificates, Series K050, Class A2	3.334%	(cc)	08/25/25	1,660	1,736,503
FHLMC Multifamily Structured Pass-Through Certificates, Series K051, Class A2	3.308%	(cc)	09/25/25	1,360	1,420,485
FHLMC Multifamily Structured Pass-Through Certificates, Series K052, Class A2	3.151%	(cc)	11/25/25	2,000	2,065,389
FHLMC Multifamily Structured Pass-Through Certificates, Series K052, Class X1, IO	0.807%	(cc)	11/25/25	4,565	200,205
FHLMC Multifamily Structured Pass-Through Certificates, Series K053, Class A2	2.995%	(cc)	12/25/25	1,350	1,378,039
FHLMC Multifamily Structured Pass-Through Certificates, Series K053, Class X1, IO	1.029%	(cc)	12/25/25	1,978	120,036
FHLMC Multifamily Structured Pass-Through Certificates, Series K054, Class X1, IO	1.318%	(cc)	01/25/26	3,376	271,927
FHLMC Multifamily Structured Pass-Through Certificates, Series K055, Class X1, IO	1.502%	(cc)	03/25/26	1,507	142,643
FHLMC Multifamily Structured Pass-Through Certificates, Series K057, Class A2	2.570%	(cc)	07/25/26	2,315	2,281,264
FHLMC Multifamily Structured Pass-Through Certificates, Series K057, Class X1, IO	1.327%	(cc)	07/25/26	1,962	165,629
FHLMC Multifamily Structured Pass-Through Certificates, Series K058, Class A2	2.653%	(cc)	08/25/26	815	806,799
FHLMC Multifamily Structured Pass-Through Certificates, Series K058, Class X1, IO	1.058%	(cc)	08/25/26	1,930	131,617
FHLMC Multifamily Structured Pass-Through Certificates, Series K059, Class A2	3.120%	(cc)	09/25/26	1,510	1,548,487
FHLMC Multifamily Structured Pass-Through Certificates, Series K059, Class X1, IO	0.437%	(cc)	09/25/26	5,766	140,928
FHLMC Multifamily Structured Pass-Through Certificates, Series K060, Class A2	3.300%	(cc)	10/25/26	2,080	2,157,327
FHLMC Multifamily Structured Pass-Through Certificates, Series K060, Class X1, IO	0.201%	(cc)	10/25/26	20,924	168,117
FHLMC Multifamily Structured Pass-Through Certificates, Series K061, Class A2	3.347%	(cc)	11/25/26	3,135	3,265,819
FHLMC Multifamily Structured Pass-Through Certificates, Series K062, Class A2	3.413%	(cc)	12/25/26	1,150	1,203,221
FHLMC Multifamily Structured Pass-Through Certificates, Series K063, Class A2	3.430%	(cc)	01/25/27	1,550	1,623,817
FHLMC Multifamily Structured Pass-Through Certificates, Series K064, Class X1, IO	0.745%	(cc)	03/25/27	5,644	276,688
FHLMC Multifamily Structured Pass-Through Certificates, Series K065, Class A2	3.243%	(cc)	04/25/27	1,950	2,013,431
FHLMC Multifamily Structured Pass-Through Certificates, Series K065, Class X1, IO	0.816%	(cc)	04/25/27	4,408	240,573
FHLMC Multifamily Structured Pass-Through Certificates, Series K067, Class A2	3.194%	(cc)	07/25/27	370	379,809
FHLMC Multifamily Structured Pass-Through Certificates, Series K152, Class X1, IO	1.097%	(cc)	01/25/31	3,080	279,423
FHLMC Multifamily Structured Pass-Through Certificates, Series K721, Class X1, IO	0.456%	(cc)	08/25/22	3,314	46,145
FHLMC Multifamily Structured Pass-Through Certificates, Series K727, Class A2	2.946%	(cc)	07/25/24	2,760	2,824,325
FHLMC Multifamily Structured Pass-Through Certificates, Series KPLB, Class A	2.770%	(cc)	05/25/25	2,550	2,561,133

A320

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
FHLMC Multifamily Structured Pass-Through Certificates, Series KS07, Class A2	2.735%	(cc)	09/25/25	2,000	$1,991,355
FHLMC Multifamily Structured Pass-Through Certificates, Series KW02, Class X1, IO	0.447%	(cc)	12/25/26	7,608	155,241
FHLMC Multifamily Structured Pass-Through Certificates, Series KW03, Class X1, IO	0.847%	(cc)	06/25/27	1,550	94,254
FREMF Mortgage Trust, Series 2015-K48, Class B, 144A	3.761%	(cc)	08/25/48	160	160,593
FREMF Mortgage Trust, Series 2017-K64, Class B, 144A	4.116%	(cc)	03/25/27	360	362,278
FREMF Mortgage Trust, Series 2017-K725, Class B, 144A	4.012%	(cc)	02/25/24	1,050	1,065,682
GAHR Commercial Mortgage Trust, Series 2015-NRF, Class AFL1, 1 Month LIBOR + 1.300%, 144A	2.527%	(c)	12/15/34	450	449,603
GAHR Commercial Mortgage Trust, Series 2015-NRF, Class EFX, 144A	3.495%	(cc)	12/15/34	737	738,258
GAHR Commercial Mortgage Trust, Series 2015-NRF, Class FFX, 144A	3.495%	(cc)	12/15/34	1,090	1,082,733
GAHR Commercial Mortgage Trust, Series 2015-NRF, Class GFX, 144A	3.495%	(cc)	12/15/34	765	752,459
Government National Mortgage Assoc., Series 2011-38, Class IO, IO	0.075%	(cc)	04/16/53	9,291	168,595
Government National Mortgage Assoc., Series 2015-146, Class IB, IO	0.863%	(cc)	07/16/55	8,952	487,860
Government National Mortgage Assoc., Series 2015-146, Class IC, IO	0.863%	(cc)	07/16/55	41,116	2,110,152
Government National Mortgage Assoc., Series 2015-189, Class IG, IO	0.932%	(cc)	01/16/57	26,878	1,696,503
Government National Mortgage Assoc., Series 2017-100, Class IO, IO	0.810%	(cc)	05/16/59	1,806	130,496
Government National Mortgage Assoc., Series 2017-111, Class IO, IO	0.741%	(cc)	02/16/59	5,228	390,902
Government National Mortgage Assoc., Series 2012-23, Class IO, IO	0.800%	(cc)	06/16/53	981	29,844
Government National Mortgage Assoc., Series 2013-191, Class IO, IO	0.762%	(cc)	11/16/53	636	23,868
Government National Mortgage Assoc., Series 2014-40, Class AI, IO	1.000%	(cc)	02/16/39	2,827	39,163
Government National Mortgage Assoc., Series 2014-52, Class AI, IO	0.825%	(cc)	08/16/41	2,059	35,616
Government National Mortgage Assoc., Series 2014-112, Class IO, IO	1.064%	(cc)	01/16/48	1,838	103,610
Government National Mortgage Assoc., Series 2016-87, Class IO, IO	1.007%	(cc)	08/16/58	2,300	171,443
Government National Mortgage Assoc., Series 2016-119, Class IO, IO	1.126%	(cc)	04/16/58	2,495	198,380
Government National Mortgage Assoc., Series 2016-125, Class IO, IO	1.064%	(cc)	12/16/57	2,301	177,320
GS Mortgage Securities Corp., Series 2013-KING, Class D, 144A	3.550%	(cc)	12/10/27	820	824,440
GS Mortgage Securities Corp. Trust, Series 2017-500K, Class D, 1 Month LIBOR + 1.300%, 144A	2.534%	(c)	07/15/32	50	50,031
GS Mortgage Securities Corp. Trust, Series 2017-500K, Class E, 1 Month LIBOR + 1.500%, 144A	2.734%	(c)	07/15/32	100	100,092

A321

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
GS Mortgage Securities Corp. Trust, Series 2017-500K, Class F, 1 Month LIBOR + 1.800%, 144A	3.034%	(c)	07/15/32	40	$40,061
GS Mortgage Securities Corp. Trust, Series 2017-500K, Class G, 1 Month LIBOR + 2.500%, 144A	3.734%	(c)	07/15/32	30	30,009
GS Mortgage Securities Trust, Series 2011-GC5, Class C, 144A	5.565%	(cc)	08/10/44	2,025	2,175,563
GS Mortgage Securities Trust, Series 2017-GS7, Class E, 144A	3.000%	(cc)	08/10/50	40	32,495
GS Mortgage Securities Trust, Series 2015-GC32, Class C	4.559%	(cc)	07/10/48	210	212,086
HMH Trust, Series 2017-NSS, Class A, 144A	3.062%	(cc)	07/05/31	700	703,607
Hudson Yards Mortgage Trust, Series 2016-10HY, Class A, 144A	2.835%	(cc)	08/10/38	160	156,189
IMT Trust, Series 2017-APTS, Class AFX, 144A	3.478%	(cc)	06/15/34	320	327,862
JPMBB Commercial Mortgage Securities Trust, Series 2014-C21, Class A5	3.775%	(cc)	08/15/47	320	336,934
JPMBB Commercial Mortgage Securities Trust, Series 2014-C22, Class D, 144A	4.711%	(cc)	09/15/47	210	178,794
JPMBB Commercial Mortgage Securities Trust, Series 2015-C27, Class XA, IO	1.502%	(cc)	02/15/48	40,046	2,546,238
JPMBB Commercial Mortgage Securities Trust, Series 2015-C28, Class B	3.986%	(cc)	10/15/48	630	617,403
JPMBB Commercial Mortgage Securities Trust, Series 2015-C33, Class D1, 144A	4.272%	(cc)	12/15/48	170	163,888
JPMBB Commercial Mortgage Securities Trust, Series 2016-C4, Class XC, IO, 144A	0.750%	(cc)	12/15/49	1,800	98,457
JPMCC Commercial Mortgage Securities Trust, Series 2017-JP7, Class B	4.050%	(cc)	09/15/50	70	71,458
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2017-MAUI, Class E, 1 Month LIBOR + 2.950%, 144A	4.184%	(c)	07/15/34	510	510,956
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2003-PM1A, Class G, 144A	6.206%	(cc)	08/12/40	230	278,498
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2008-C2, Class A4FL, 1 Month LIBOR + 1.500%	2.736%	(c)	02/12/51	414	404,865
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2015-JP1, Class C	4.900%	(cc)	01/15/49	860	899,345
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2015-SGP, Class A, 1 Month LIBOR + 1.700%, 144A	2.926%	(c)	07/15/36	2,060	2,064,588
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2015-UES, Class E, 144A	3.742%	(cc)	09/05/32	1,040	1,042,806
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2016-ATRM, Class D, 144A	5.355%	(cc)	10/05/28	380	380,861
JPMorgan Commercial Mortgage-Backed Securities Trust, Series 2009-RR1, Class A4B, 144A	5.715%	(cc)	03/18/51	1	1,014
Lehman Brothers Small Balance Commercial Mortgage Trust, Series 2007-1A, Class 1A, 1 Month LIBOR + 0.250%, 144A	1.487%	(c)	03/25/37	480	447,738
Lone Star Portfolio Trust, Series 2015-LSP, Class A1A2, 1 Month LIBOR + 1.800%, 144A	3.034%	(c)	09/15/28	313	314,333

A322

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
Lone Star Portfolio Trust, Series 2015-LSP, Class D, 1 Month LIBOR + 4.000%, 144A	5.234%	(c)	09/15/28	128	$129,733
LSTAR Commercial Mortgage Trust, Series 2017-5, Class X, IO, 144A	1.392%	(cc)	03/10/50	999	51,948
Merrill Lynch Mortgage Investors Trust, Series 1998-C3, Class G, 144A	6.000%	(cc)	12/15/30	339	337,749
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C16, Class A5	3.892%	(cc)	06/15/47	570	602,003
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C19, Class XF, IO, 144A	1.337%	(cc)	12/15/47	1,070	65,792
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C24, Class A4	3.732%	(cc)	05/15/48	210	220,457
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C25, Class C	4.679%	(cc)	10/15/48	100	103,536
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C25, Class D	3.068%	(cc)	10/15/48	140	113,405
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C26, Class A5	3.531%	(cc)	10/15/48	210	216,534
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C26, Class D, 144A	3.060%	(cc)	10/15/48	885	714,868
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C26, Class XD, IO, 144A	1.498%	(cc)	10/15/48	1,180	104,348
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C29, Class XA, IO	1.807%	(cc)	05/15/49	1,780	181,905
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C29, Class XB, IO	1.117%	(cc)	05/15/49	2,230	162,888
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C31, Class XA, IO	1.604%	(cc)	11/15/49	991	92,228
Morgan Stanley Capital I Trust, Series 2008-T29, Class A4	6.498%	(cc)	01/11/43	1,021	1,027,114
Morgan Stanley Capital I Trust, Series 2014-CPT, Class F, 144A	3.560%	(cc)	07/13/29	130	130,103
Morgan Stanley Capital I Trust, Series 2014-CPT, Class G, 144A	3.560%	(cc)	07/13/29	1,100	1,081,816
Morgan Stanley Capital I Trust, Series 2015-MS1, Class C	4.164%	(cc)	05/15/48	230	227,200
Morgan Stanley Capital I Trust, Series 2015-XLF2, Class AFSB, 1 Month LIBOR + 2.750%, 144A	3.984%	(c)	08/15/26	200	199,640
Morgan Stanley Capital I Trust, Series 2017-H1, Class C	4.281%	(cc)	06/15/50	190	190,432
Morgan Stanley Capital I Trust, Series 2017-H1, Class D, 144A	2.546%	(cc)	06/15/50	890	717,582
Morgan Stanley Capital I Trust, Series 2017-H1, Class XD, IO, 144A	2.362%	(cc)	06/15/50	700	119,942
Morgan Stanley Capital I Trust, Series 2017-PRME, Class D, 1 Month LIBOR + 3.400%, 144A	4.634%	(c)	02/15/34	160	160,649
Olympic Tower Mortgage Trust, Series 2017-OT, Class XA, IO	0.379%	(cc)	05/10/39	7,700	256,151
One Market Plaza Trust, Series 2017-1MKT, Class XCP, IO, 144A	0.218%	(cc)	02/10/32	12,180	72,119
One Market Plaza Trust, Series 2017-1MKT, Class XNCP, IO, 144A	0.000%	(cc)	02/10/32	2,436	2
RAIT Trust, Series 2017-FL7, Class A, 1 Month LIBOR + 0.950%, 144A	2.181%	(c)	06/15/37	730	729,239

A323

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
Resource Capital Corp. Ltd. (Cayman Islands), Series 2017-CRE5, Class A, 1 Month LIBOR + 0.800%, 144A	2.034%	(c)	07/15/34	640	$639,325
Resource Capital Corp. Ltd. (Cayman Islands), Series 2017-CRE5, Class B, 1 Month LIBOR + 2.000%, 144A	3.234%	(c)	07/15/34	210	209,704
STRIPs Ltd. (Cayman Islands), Series 2012-1A, Class B, 144A	0.500%	(cc)	12/25/44	412	406,372
UBS Commercial Mortgage Trust, Series 2017-C1, Class XA, IO	1.614%	(cc)	06/15/50	1,857	213,688
Velocity Commercial Capital Loan Trust, Series 2015-1, Class AFL, 1 Month LIBOR + 2.430%, 144A	3.667%	(c)	06/25/45	405	407,284
Wachovia Bank Commercial Mortgage Trust, Series 2006-C28, Class AJ	5.632%	(cc)	10/15/48	1,038	1,037,313
Waldorf Astoria Boca Raton Trust, Series 2016-BOCA, Class A, 1 Month LIBOR + 1.350%, 144A	2.584%	(c)	06/15/29	940	941,673
Wells Fargo Commercial Mortgage Trust, Series 2015-C27, Class XA, IO	1.118%	(cc)	02/15/48	1,136	59,428
Wells Fargo Commercial Mortgage Trust, Series 2015-NXS1, Class XB, IO	0.493%	(cc)	05/15/48	1,040	33,547
Wells Fargo Commercial Mortgage Trust, Series 2015-NXS2, Class A5	3.767%	(cc)	07/15/58	640	672,859
Wells Fargo Commercial Mortgage Trust, Series 2016-C33, Class XA, IO	1.968%	(cc)	03/15/59	4,047	424,646
Wells Fargo Commercial Mortgage Trust, Series 2016-LC25, Class XA, IO	1.237%	(cc)	12/15/59	2,881	188,747
Wells Fargo Commercial Mortgage Trust, Series 2016-NXS5, Class D	5.043%	(cc)	01/15/59	580	566,931
Wells Fargo Commercial Mortgage Trust, Series 2017-C38, Class A5	3.453%	(cc)	07/15/50	259	265,831
Wells Fargo Commercial Mortgage Trust, Series 2017-C39, Class C	4.118%	(cc)	09/15/50	120	118,516
Wells Fargo Commercial Mortgage Trust, Series 2017-C39, Class D, 144A	4.502%	(cc)	09/15/50	80	75,759
WFRBS Commercial Mortgage Trust, Series 2011-C4, Class D, 144A	5.414%	(cc)	06/15/44	1,350	1,329,171
WFRBS Commercial Mortgage Trust, Series 2014-C20, Class XA, IO	1.137%	(cc)	05/15/47	1,237	61,284
WFRBS Commercial Mortgage Trust, Series 2014-C21, Class A5	3.678%	(cc)	08/15/47	345	360,863

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $151,526,700)					152,404,660

CORPORATE BONDS — 30.5%

Advertising — 0.0%
Interpublic Group of Cos., Inc. (The), Sr. Unsec’d. Notes	4.000%		03/15/22	515	541,331

Aerospace & Defense — 0.3%
BAE Systems Holdings, Inc. (United Kingdom), Gtd. Notes, 144A	2.850%		12/15/20	456	461,620
BAE Systems Holdings, Inc. (United Kingdom), Gtd. Notes, 144A	4.750%		10/07/44	68	74,073
Embraer Netherlands Finance BV (Brazil), Gtd. Notes	5.050%		06/15/25	3,040	3,226,199

A324

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Aerospace & Defense (cont’d.)
Harris Corp., Sr. Unsec’d. Notes	2.700%	04/27/20		448	$452,703
Lockheed Martin Corp., Sr. Unsec’d. Notes	3.550%	01/15/26		514	530,523
Lockheed Martin Corp., Sr. Unsec’d. Notes	3.600%	03/01/35		1,072	1,056,644
Lockheed Martin Corp., Sr. Unsec’d. Notes	4.070%	12/15/42		242	246,000
Lockheed Martin Corp., Sr. Unsec’d. Notes	4.500%	05/15/36		164	179,285
Lockheed Martin Corp., Sr. Unsec’d. Notes, 144A	4.090%	09/15/52		380	379,996
Northrop Grumman Corp., Sr. Unsec’d. Notes	3.850%	04/15/45		480	467,281
United Technologies Corp., Jr. Sub. Notes	1.778%	05/04/18		2,618	2,619,249
United Technologies Corp., Sr. Unsec’d. Notes	4.050%	05/04/47		1,530	1,550,859
United Technologies Corp., Sr. Unsec’d. Notes	4.150%	05/15/45		400	411,852

					11,656,284

Agriculture — 0.1%
BAT Capital Corp. (United Kingdom), Gtd. Notes, 144A	4.390%	08/15/37		1,210	1,241,714
Reynolds American, Inc. (United Kingdom), Gtd. Notes	2.300%	06/12/18		746	749,278
Reynolds American, Inc. (United Kingdom), Gtd. Notes	3.250%	06/12/20		328	337,063

					2,328,055

Airlines — 0.2%
American Airlines 2015-1 Class A Pass-Through Trust, Pass-Through Certificates	3.375%	11/01/28		1,446	1,457,127
American Airlines Group, Inc., Gtd. Notes, 144A	4.625%	03/01/20		1,006	1,034,923
Delta Air Lines, Inc., Sr. Unsec’d. Notes	2.875%	03/13/20		5,606	5,669,043
Turkish Airlines 2015-1 Class A Pass-Through Trust (Turkey), Pass-Through Certificates, 144A	4.200%	09/15/28		515	499,735

					8,660,828

Auto Manufacturers — 1.4%
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	2.375%	03/12/19		19,130	19,224,867
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	2.597%	11/04/19		1,355	1,365,931
General Motors Co., Sr. Unsec’d. Notes	5.000%	04/01/35		7,300	7,450,179
General Motors Financial Co., Inc., Gtd. Notes	3.100%	01/15/19		412	417,812
General Motors Financial Co., Inc., Gtd. Notes	3.150%	06/30/22		7,845	7,907,555
General Motors Financial Co., Inc., Gtd. Notes	3.200%	07/06/21		3,241	3,297,969
General Motors Financial Co., Inc., Gtd. Notes	3.700%	11/24/20		865	895,519
General Motors Financial Co., Inc., Gtd. Notes	4.000%	01/15/25		979	998,448
General Motors Financial Co., Inc., Jr. Sub. Notes(a)	5.750%	12/29/49		2,645	2,740,881
Hyundai Capital America, Sr. Unsec’d. Notes, MTN, 144A	2.550%	04/03/20		4,966	4,957,315
Hyundai Capital America, Sr. Unsec’d. Notes, MTN, 144A	3.000%	10/30/20		5,345	5,374,021

					54,630,497

Auto Parts & Equipment — 0.0%
Delphi Automotive PLC, Gtd. Notes	4.250%	01/15/26		625	665,353
Delphi Automotive PLC, Gtd. Notes	4.400%	10/01/46		765	775,629

					1,440,982

Banks — 8.8%
Banco Espirito Santo SA (Portugal), Sr. Unsec’d. Notes, EMTN(d)	4.000%	01/21/19	EUR	100	35,605

A325

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Banks (cont’d.)
Banco Inbursa SA Institucion de Banca Multiple (Mexico), Sr. Unsec’d. Notes, 144A	4.375%	04/11/27	317	$318,189
Banco Santander Chile (Chile), Sr. Unsec’d. Notes, 144A	3.875%	09/20/22	3,785	3,976,189
Bangkok Bank PCL (Thailand), Sr. Unsec’d. Notes, 144A	2.750%	03/27/18	2,003	2,008,008
Bangkok Bank PCL (Thailand), Sr. Unsec’d. Notes, 144A	4.800%	10/18/20	5,777	6,139,796
Bangkok Bank PCL (Thailand), Sr. Unsec’d. Notes, MTN, 144A	3.300%	10/03/18	3,735	3,778,015
Bank of America Corp., Sr. Unsec’d. Notes, GMTN	2.369%	07/21/21	5,480	5,480,406
Bank of America Corp., Sr. Unsec’d. Notes, GMTN	2.625%	04/19/21	6,405	6,449,035
Bank of America Corp., Sr. Unsec’d. Notes, GMTN	3.300%	01/11/23	1,969	2,017,145
Bank of America Corp., Sr. Unsec’d. Notes, GMTN	3.500%	04/19/26	2,083	2,117,733
Bank of America Corp., Sr. Unsec’d. Notes, GMTN	3.593%	07/21/28	3,345	3,377,474
Bank of America Corp., Sr. Unsec’d. Notes, MTN	2.250%	04/21/20	2,897	2,903,454
Bank of America Corp., Sr. Unsec’d. Notes, MTN	2.328%	10/01/21	10,025	10,004,055
Bank of America Corp., Sr. Unsec’d. Notes, MTN	3.248%	10/21/27	962	942,725
Bank of America Corp., Sr. Unsec’d. Notes, MTN	3.875%	08/01/25	1,546	1,619,460
Bank of America Corp., Sr. Unsec’d. Notes, MTN	4.443%	01/20/48	2,515	2,723,409
Bank of America Corp., Sr. Unsec’d. Notes, MTN	4.875%	04/01/44	232	264,802
Bank of America Corp., Sr. Unsec’d. Notes, MTN	5.000%	05/13/21	7,515	8,177,050
Bank of America Corp., Sr. Unsec’d. Notes, MTN	6.875%	04/25/18	1,425	1,466,017
Bank of America Corp., Sub. Notes, MTN	4.183%	11/25/27	2,700	2,798,486
Bank of New York Mellon Corp. (The), Jr. Sub. Notes	4.625%	12/29/49	1,415	1,443,583
Barclays PLC (United Kingdom), Sr. Unsec’d. Notes	2.875%	06/08/20	10,965	11,074,453
Barclays PLC (United Kingdom), Sr. Unsec’d. Notes	3.200%	08/10/21	1,280	1,299,661
Barclays PLC (United Kingdom), Sr. Unsec’d. Notes	4.950%	01/10/47	1,271	1,389,028
Barclays PLC (United Kingdom), Sub. Notes	4.836%	05/09/28	2,105	2,180,634
BB&T Corp., Sr. Unsec’d. Notes, MTN	2.450%	01/15/20	890	899,452
BBVA Banco Continental SA (Peru), Sr. Unsec’d. Notes, 144A	3.250%	04/08/18	5,680	5,720,895
BNP Paribas SA (France), Sr. Unsec’d. Notes, MTN, 144A	2.950%	05/23/22	3,480	3,510,610
BNP Paribas SA (France), Sr. Unsec’d. Notes, MTN, 144A	3.800%	01/10/24	408	424,136
BPCE SA (France), Gtd. Notes, MTN, 144A	3.000%	05/22/22	2,025	2,036,186
Branch Banking & Trust Co., Sr. Unsec’d. Notes, MTN	2.300%	10/15/18	584	587,235
Citigroup, Inc., Sr. Unsec’d. Notes	1.800%	02/05/18	1,778	1,778,010
Citigroup, Inc., Sr. Unsec’d. Notes	2.500%	07/29/19	2,077	2,094,392
Citigroup, Inc., Sr. Unsec’d. Notes	2.650%	10/26/20	735	742,554
Citigroup, Inc., Sr. Unsec’d. Notes	2.700%	03/30/21	610	616,801
Citigroup, Inc., Sr. Unsec’d. Notes	2.900%	12/08/21	11,600	11,742,915
Citigroup, Inc., Sr. Unsec’d. Notes	3.668%	07/24/28	3,400	3,433,299
Citigroup, Inc., Sr. Unsec’d. Notes	3.887%	01/10/28	710	728,880
Citigroup, Inc., Sub. Notes	3.500%	05/15/23	2,163	2,203,540
Citigroup, Inc., Sub. Notes	3.875%	03/26/25	1,165	1,192,010

A326

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Banks (cont’d.)
Citigroup, Inc., Sub. Notes	4.050%	07/30/22	8,895	$9,311,383
Citigroup, Inc., Sub. Notes(a)	4.125%	07/25/28	2,850	2,932,478
Citigroup, Inc., Sub. Notes	4.750%	05/18/46	2,506	2,727,989
Citizens Bank NA, Sr. Unsec’d. Notes	2.250%	03/02/20	3,484	3,488,608
Citizens Bank NA, Sr. Unsec’d. Notes	2.650%	05/26/22	2,700	2,700,641
Citizens Bank NA, Sr. Unsec’d. Notes, MTN	2.300%	12/03/18	703	705,632
Credit Agricole SA (France), Sr. Unsec’d. Notes, MTN, 144A	3.250%	10/04/24	2,830	2,831,608
Credit Suisse AG (Switzerland), Sr. Unsec’d. Notes	3.000%	10/29/21	500	513,350
Credit Suisse Group AG (Switzerland), Sr. Unsec’d. Notes, 144A	4.282%	01/09/28	572	595,805
Credit Suisse Group Funding Guernsey Ltd. (Switzerland), Gtd. Notes	2.750%	03/26/20	1,874	1,893,508
Credit Suisse Group Funding Guernsey Ltd. (Switzerland), Gtd. Notes	4.875%	05/15/45	625	698,480
Fifth Third Bank, Sr. Unsec’d. Notes	2.250%	06/14/21	1,798	1,798,040
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	2.000%	04/25/19	575	574,912
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	2.350%	11/15/21	3,653	3,621,753
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	2.600%	04/23/20	1,331	1,342,999
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	2.625%	01/31/19	2,719	2,742,466
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	2.625%	04/25/21	1,241	1,247,828
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	2.750%	09/15/20	637	645,231
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	2.875%	02/25/21	1,050	1,064,802
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	3.625%	01/22/23	565	585,402
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	5.750%	01/24/22	5,915	6,629,546
Goldman Sachs Group, Inc. (The), Sub. Notes	6.750%	10/01/37	3,040	4,010,646
HSBC Holdings PLC (United Kingdom), Jr. Sub. Notes	6.000%	05/22/27	2,090	2,185,931
HSBC Holdings PLC (United Kingdom), Sr. Unsec’d. Notes	2.650%	01/05/22	4,501	4,517,543
HSBC Holdings PLC (United Kingdom), Sr. Unsec’d. Notes	4.041%	03/13/28	2,087	2,178,990
ING Groep NV (Netherlands), Sr. Unsec’d. Notes	3.950%	03/29/27	1,570	1,635,988
Intesa Sanpaolo SpA (Italy), Sr. Unsec’d. Notes, 144A	3.125%	07/14/22	2,780	2,786,861
Intesa Sanpaolo SpA (Italy), Sub. Notes, MTN, 144A	5.017%	06/26/24	5,650	5,743,808
JPMorgan Chase & Co., Sr. Unsec’d. Notes	2.200%	10/22/19	1,012	1,018,035
JPMorgan Chase & Co., Sr. Unsec’d. Notes	2.550%	10/29/20	2,075	2,098,498
JPMorgan Chase & Co., Sr. Unsec’d. Notes	2.700%	05/18/23	950	950,251
JPMorgan Chase & Co., Sr. Unsec’d. Notes	2.750%	06/23/20	128	130,415
JPMorgan Chase & Co., Sr. Unsec’d. Notes	2.972%	01/15/23	6,443	6,543,060
JPMorgan Chase & Co., Sr. Unsec’d. Notes	3.540%	05/01/28	1,290	1,301,754
JPMorgan Chase & Co., Sr. Unsec’d. Notes	3.782%	02/01/28	2,560	2,634,430
JPMorgan Chase & Co., Sr. Unsec’d. Notes	3.882%	07/24/38	7,285	7,344,218
JPMorgan Chase & Co., Sr. Unsec’d. Notes	3.900%	07/15/25	1,087	1,144,469
JPMorgan Chase & Co., Sr. Unsec’d. Notes	4.350%	08/15/21	3,275	3,508,785

A327

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Banks (cont’d.)
JPMorgan Chase & Co., Sr. Unsec’d. Notes	4.500%		01/24/22	3,425	$3,711,024
JPMorgan Chase & Co., Sr. Unsec’d. Notes	4.625%		05/10/21	1,115	1,204,002
Lloyds Banking Group PLC (United Kingdom), Sr. Unsec’d. Notes	3.100%		07/06/21	990	1,006,634
Lloyds Banking Group PLC (United Kingdom), Sr. Unsec’d. Notes	3.750%		01/11/27	1,201	1,221,944
Macquarie Bank Ltd. (Australia), Jr. Sub. Notes, 144A	6.125%		03/08/27	1,095	1,132,997
Mitsubishi UFJ Financial Group, Inc. (Japan), Sr. Unsec’d. Notes	2.998%		02/22/22	2,465	2,498,920
Mizuho Financial Group, Inc. (Japan), Sr. Unsec’d. Notes	2.953%		02/28/22	7,690	7,751,836
Morgan Stanley, Sr. Unsec’d. Notes	2.800%		06/16/20	5,570	5,662,906
Morgan Stanley, Sr. Unsec’d. Notes	5.750%		01/25/21	8,145	8,993,425
Morgan Stanley, Sr. Unsec’d. Notes, GMTN	3.700%		10/23/24	7,015	7,267,355
Morgan Stanley, Sr. Unsec’d. Notes, GMTN	3.750%		02/25/23	1,590	1,660,275
Morgan Stanley, Sr. Unsec’d. Notes, MTN	2.625%		11/17/21	6,394	6,416,780
Morgan Stanley, Sr. Unsec’d. Notes, MTN	2.750%		05/19/22	9,070	9,120,187
Morgan Stanley, Sr. Unsec’d. Notes, MTN	3.591%		07/22/28	3,780	3,794,084
Morgan Stanley, Sr. Unsec’d. Notes, MTN	3.971%		07/22/38	1,495	1,503,534
Northern Trust Corp., Sub. Notes	3.375%		05/08/32	1,185	1,185,435
Royal Bank of Scotland Group PLC (United Kingdom), Sr. Unsec’d. Notes	3.498%		05/15/23	3,065	3,083,816
Royal Bank of Scotland Group PLC (United Kingdom), Sr. Unsec’d. Notes	3.875%		09/12/23	4,080	4,174,996
Royal Bank of Scotland Group PLC (United Kingdom), Sr. Unsec’d. Notes, 3 Month LIBOR + 1.470%	2.786%	(c)	05/15/23	2,830	2,851,593
Santander Holdings USA, Inc., Sr. Unsec’d. Notes, 144A	3.700%		03/28/22	675	687,718
Santander UK Group Holdings PLC (United Kingdom), Sr. Unsec’d. Notes	2.875%		08/05/21	3,158	3,172,255
Santander UK Group Holdings PLC (United Kingdom), Sub. Notes, 144A	5.625%		09/15/45	1,935	2,244,492
State Street Corp., Jr. Sub. Notes, 3 Month LIBOR + 1.000%	2.320%	(c)	06/01/77	344	313,831
State Street Corp., Sr. Unsec’d. Notes	2.650%		05/19/26	440	429,221
Sumitomo Mitsui Trust Bank Ltd. (Japan), Sr. Unsec’d. Notes, 144A	1.950%		09/19/19	3,195	3,185,676
Sumitomo Mitsui Trust Bank Ltd. (Japan), Sr. Unsec’d. Notes, 144A	2.050%		03/06/19	9,010	9,017,732
U.S. Bancorp, Sub. Notes, MTN	2.950%		07/15/22	1,450	1,483,960
UBS Group Funding Switzerland AG (Switzerland), Gtd. Notes, 144A	4.125%		09/24/25	515	541,733
UBS Group Funding Switzerland AG (Switzerland), Gtd. Notes, 144A	4.253%		03/23/28	3,334	3,497,387
UniCredit SpA (Italy), Sub. Notes, 144A	5.861%		06/19/32	4,945	5,182,098
US Bancorp, Sr. Unsec’d. Notes, MTN	3.150%		04/27/27	790	794,610
Washington Mutual Bank, Sr. Unsec’d. Notes(d)	2.608%		05/01/09	770	5,390
Washington Mutual Bank, Sr. Unsec’d. Notes(d)	2.608%		11/06/09	980	6,860
Wells Fargo & Co., Sr. Unsec’d. Notes	2.100%		07/26/21	1,235	1,224,572
Wells Fargo & Co., Sr. Unsec’d. Notes, GMTN	2.600%		07/22/20	745	755,457
Wells Fargo & Co., Sr. Unsec’d. Notes, MTN	2.625%		07/22/22	4,880	4,888,164
Wells Fargo & Co., Sr. Unsec’d. Notes, MTN	3.584%		05/22/28	4,700	4,757,084

					336,511,453

A328

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Beverages — 0.1%
Anheuser-Busch InBev Finance, Inc. (Belgium), Gtd. Notes	2.650%	02/01/21	1,463	$1,486,760
Anheuser-Busch InBev Finance, Inc. (Belgium), Gtd. Notes	3.300%	02/01/23	1,520	1,575,897
Anheuser-Busch InBev Finance, Inc. (Belgium), Gtd. Notes	4.700%	02/01/36	705	777,286
Central American Bottling Corp. (Guatemala), Gtd. Notes, 144A	5.750%	01/31/27	98	103,635
Coca-Cola Icecek A/S (Turkey), Sr. Unsec’d. Notes, 144A	4.215%	09/19/24	255	258,055

				4,201,633

Biotechnology — 0.3%
Amgen, Inc., Sr. Unsec’d. Notes	2.125%	05/01/20	1,388	1,389,911
Amgen, Inc., Sr. Unsec’d. Notes	4.400%	05/01/45	1,276	1,350,883
Biogen, Inc., Sr. Unsec’d. Notes	2.900%	09/15/20	1,780	1,823,656
Gilead Sciences, Inc., Sr. Unsec’d. Notes	2.350%	02/01/20	316	319,505
Gilead Sciences, Inc., Sr. Unsec’d. Notes	2.500%	09/01/23	859	850,339
Gilead Sciences, Inc., Sr. Unsec’d. Notes	4.000%	09/01/36	3,360	3,461,049
Gilead Sciences, Inc., Sr. Unsec’d. Notes	4.500%	02/01/45	735	789,747
Gilead Sciences, Inc., Sr. Unsec’d. Notes	4.600%	09/01/35	270	298,097

				10,283,187

Building Materials — 0.4%
CEMEX Finance LLC (Mexico), Sr. Sec’d. Notes, 144A	9.375%	10/12/22	200	209,499
CRH America Finance, Inc. (Ireland), Gtd. Notes, 144A	3.400%	05/09/27	1,305	1,310,931
Johnson Controls International PLC, Sr. Unsec’d. Notes	5.125%	09/14/45	1,015	1,157,525
LafargeHolcim Finance US LLC (Switzerland), Gtd. Notes, 144A	4.750%	09/22/46	1,475	1,533,101
Owens Corning, Gtd. Notes	4.200%	12/01/24	1,950	2,053,849
Votorantim Cimentos SA (Brazil), Gtd. Notes, 144A	7.250%	04/05/41	7,505	7,945,919

				14,210,824

Chemicals — 0.7%
Agrium, Inc. (Canada), Sr. Unsec’d. Notes	4.125%	03/15/35	435	441,941
Braskem America Finance Co. (Brazil), Sr. Unsec’d. Notes, 144A	7.125%	07/22/41	5,925	6,724,875
Cydsa SAB de CV, Sr. Unsec’d. Notes^	6.250%	10/04/27	376	369,168
Dow Chemical Co. (The), Sr. Unsec’d. Notes	4.375%	11/15/42	290	294,921
Dow Chemical Co. (The), Sr. Unsec’d. Notes	4.625%	10/01/44	435	461,166
Eastman Chemical Co., Sr. Unsec’d. Notes	4.800%	09/01/42	460	488,639
EI du Pont de Nemours & Co., Sr. Unsec’d. Notes	2.200%	05/01/20	640	644,119
Methanex Corp. (Canada), Sr. Unsec’d. Notes	5.250%	03/01/22	5,180	5,457,546
Mexichem SAB de CV (Mexico), Gtd. Notes, 144A	5.875%	09/17/44	4,760	4,938,500
Mexichem SAB de CV (Mexico), Sr. Unsec’d. Notes, 144A	4.000%	10/04/27	275	274,560
Mexichem SAB de CV (Mexico), Sr. Unsec’d. Notes, 144A	5.500%	01/15/48	290	286,085
OCP SA (Morocco), Sr. Unsec’d. Notes, 144A	5.625%	04/25/24	4,145	4,465,409
Sherwin-Williams Co. (The), Sr. Unsec’d. Notes	4.000%	12/15/42	120	114,080

A329

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Chemicals (cont’d.)
Sherwin-Williams Co. (The), Sr. Unsec’d. Notes	4.500%	06/01/47	470	$493,240
Venator Finance Sarl/Venator Materials LLC, Gtd. Notes, 144A	5.750%	07/15/25	980	1,019,200

				26,473,449

Commercial Services — 0.4%
Acwa Power Management And Investments One Ltd. (Saudi Arabia), Sr. Sec’d. Notes, 144A	5.950%	12/15/39	6,025	6,209,028
Cardtronics, Inc./Cardtronics USA, Inc., Gtd. Notes, 144A	5.500%	05/01/25	675	690,535
Cielo SA/Cielo USA, Inc. (Brazil), Gtd. Notes, 144A	3.750%	11/16/22	3,990	3,940,125
Moody’s Corp., Sr. Unsec’d. Notes	2.750%	12/15/21	1,471	1,482,548
President & Fellows of Harvard College, Unsec’d. Notes	3.300%	07/15/56	2,465	2,359,754
Total System Services, Inc., Sr. Unsec’d. Notes	4.800%	04/01/26	1,635	1,786,784
Wesleyan University, Unsec’d. Notes	4.781%	07/01/2116	642	666,722

				17,135,496

Computers — 0.8%
Apple, Inc., Sr. Unsec’d. Notes	2.850%	05/11/24	6,505	6,583,995
Apple, Inc., Sr. Unsec’d. Notes	3.000%	02/09/24	1,770	1,813,806
Apple, Inc., Sr. Unsec’d. Notes	3.450%	02/09/45	587	556,283
Apple, Inc., Sr. Unsec’d. Notes	4.650%	02/23/46	4,432	5,021,431
Dell International LLC/EMC Corp., Sr. Sec’d. Notes, 144A	5.450%	06/15/23	1,876	2,053,093
Dell International LLC/EMC Corp., Sr. Sec’d. Notes, 144A	8.350%	07/15/46	1,405	1,804,487
DXC Technology Co., Sr. Unsec’d. Notes	2.875%	03/27/20	788	798,508
Hewlett Packard Enterprise Co., Sr. Unsec’d. Notes	2.850%	10/05/18	1,975	1,994,744
Hewlett Packard Enterprise Co., Sr. Unsec’d. Notes	3.600%	10/15/20	4,728	4,900,788
Hewlett Packard Enterprise Co., Sr. Unsec’d. Notes	6.200%	10/15/35	3,720	3,993,785
Hewlett Packard Enterprise Co., Sr. Unsec’d. Notes, 144A	2.100%	10/04/19	2,565	2,565,870
HP, Inc., Sr. Unsec’d. Notes	3.750%	12/01/20	189	196,513

				32,283,303

Diversified Financial Services — 1.6%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Netherlands), Gtd. Notes	3.500%	05/26/22	2,625	2,687,922
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Netherlands), Gtd. Notes	3.750%	05/15/19	7,896	8,079,740
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Netherlands), Gtd. Notes	4.625%	10/30/20	2,850	3,032,950
Air Lease Corp., Sr. Unsec’d. Notes	2.625%	07/01/22	2,505	2,487,032
Ally Financial, Inc., Gtd. Notes	7.500%	09/15/20	3,175	3,571,875
American Express Credit Corp., Sr. Unsec’d. Notes, GMTN	2.250%	08/15/19	1,833	1,848,223
American Express Credit Corp., Sr. Unsec’d. Notes, MTN	3.300%	05/03/27	495	499,858
Bear Stearns Cos. LLC (The), Gtd. Notes	4.650%	07/02/18	2,690	2,748,001
Blackstone Holdings Finance Co. LLC, Gtd. Notes, 144A	4.000%	10/02/47	1,390	1,341,415

A330

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Diversified Financial Services (cont’d.)
Credivalores-Crediservicios SAS (Colombia), Sr. Unsec’d. Notes, 144A	9.750%	07/27/22	570	$589,665
Discover Financial Services, Sr. Unsec’d. Notes	4.100%	02/09/27	646	656,397
GE Capital International Funding Co. Unlimited Co., Gtd. Notes	4.418%	11/15/35	4,860	5,284,753
International Lease Finance Corp., Sr. Unsec’d. Notes	3.875%	04/15/18	1,090	1,102,084
International Lease Finance Corp., Sr. Unsec’d. Notes	5.875%	04/01/19	4,560	4,803,498
National Rural Utilities Cooperative Finance Corp., Sub. Notes	4.750%	04/30/43	3,730	3,872,361
Navient Corp., Sr. Unsec’d. Notes, MTN	5.500%	01/15/19	3,600	3,720,168
ORIX Corp. (Japan), Sr. Unsec’d. Notes	2.900%	07/18/22	905	908,435
Quicken Loans, Inc., Gtd. Notes, 144A	5.750%	05/01/25	3,380	3,549,000
Springleaf Finance Corp., Gtd. Notes	5.250%	12/15/19	5,696	5,929,536
Springleaf Finance Corp., Gtd. Notes	6.000%	06/01/20	1,850	1,951,750
Synchrony Financial, Sr. Unsec’d. Notes	2.600%	01/15/19	1,068	1,074,840
Synchrony Financial, Sr. Unsec’d. Notes	2.700%	02/03/20	506	509,240
Synchrony Financial, Sr. Unsec’d. Notes	4.500%	07/23/25	631	658,155
Visa, Inc., Sr. Unsec’d. Notes	4.150%	12/14/35	217	236,857

				61,143,755

Electric — 0.7%
Baltimore Gas & Electric Co., Sr. Unsec’d. Notes	3.500%	08/15/46	470	450,140
Celeo Redes Operacion Chile SA (Chile), Sr. Sec’d. Notes, 144A	5.200%	06/22/47	474	479,925
Dominion Energy, Inc., Jr. Sub. Notes	2.579%	07/01/20	1,515	1,527,642
Emera US Finance LP (Canada), Gtd. Notes	2.150%	06/15/19	1,209	1,209,485
Emera US Finance LP (Canada), Gtd. Notes	2.700%	06/15/21	1,241	1,247,685
Enel Americas SA (Chile), Sr. Unsec’d. Notes	4.000%	10/25/26	835	854,798
Enel Finance International NV (Italy), Gtd. Notes, 144A	2.875%	05/25/22	2,600	2,616,844
Enel Finance International NV (Italy), Gtd. Notes, 144A	3.625%	05/25/27	2,310	2,314,696
Enel Generacion Chile SA (Chile), Sr. Unsec’d. Notes	4.250%	04/15/24	1,395	1,464,137
Exelon Corp., Sr. Unsec’d. Notes	2.450%	04/15/21	329	329,029
Exelon Corp., Sr. Unsec’d. Notes	2.850%	06/15/20	865	882,196
Exelon Corp., Sr. Unsec’d. Notes	4.950%	06/15/35	292	323,382
Generacion Mediterranea SA/Generacion Frias SA/Central Termica Roca SA (Argentina), Gtd. Notes, 144A	9.625%	07/27/23	336	375,547
Genneia SA (Argentina), Sr. Unsec’d. Notes, 144A	8.750%	01/20/22	375	409,811
Inkia Energy Ltd. (Peru), Sr. Unsec’d. Notes, 144A	8.375%	04/04/21	200	205,760
NextEra Energy Operating Partners LP, Gtd. Notes, 144A	4.250%	09/15/24	575	587,219
NextEra Energy Operating Partners LP, Gtd. Notes, 144A	4.500%	09/15/27	1,730	1,762,438
Orazul Energy Egenor S en C por A (Peru), Gtd. Notes, 144A	5.625%	04/28/27	318	311,322
Pampa Energia SA (Argentina), Sr. Unsec’d. Notes, 144A	7.375%	07/21/23	387	420,901
Pampa Energia SA (Argentina), Sr. Unsec’d. Notes, 144A	7.500%	01/24/27	321	348,872

A331

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Electric (cont’d.)
Stoneway Capital Corp. (Argentina), Sr. Sec’d. Notes, 144A	10.000%	03/01/27	668	$717,485
Trans-Allegheny Interstate Line Co., Sr. Unsec’d. Notes, 144A	3.850%	06/01/25	1,395	1,458,629
Transelec SA (Chile), Sr. Unsec’d. Notes, 144A	4.250%	01/14/25	3,060	3,180,935
Transelec SA (Chile), Sr. Unsec’d. Notes, 144A	4.625%	07/26/23	360	385,001
Virginia Electric & Power Co., Sr. Unsec’d. Notes	3.500%	03/15/27	1,700	1,762,946
Virginia Electric & Power Co., Sr. Unsec’d. Notes	4.200%	05/15/45	525	555,960
Virginia Electric & Power Co., Sr. Unsec’d. Notes	4.450%	02/15/44	255	279,729

				26,462,514

Electrical Components & Equipment — 0.1%
Molex Electronic Technologies LLC, Sr. Unsec’d. Notes, 144A	2.878%	04/15/20	2,460	2,475,909
Molex Electronic Technologies LLC, Sr. Unsec’d. Notes, 144A	3.900%	04/15/25	1,415	1,448,922

				3,924,831

Electronics — 0.0%
Amphenol Corp., Sr. Unsec’d. Notes	3.200%	04/01/24	721	731,036
Tyco Electronics Group SA (Switzerland), Gtd. Notes	3.125%	08/15/27	380	378,952
Tyco Electronics Group SA (Switzerland), Gtd. Notes	3.450%	08/01/24	175	180,912

				1,290,900

Engineering & Construction — 0.1%
Aeropuerto Internacional de Tocumen SA (Panama), Sr. Sec’d. Notes, 144A	5.625%	05/18/36	280	303,099
Aeropuertos Argentina 2000 SA (Argentina), Sr. Sec’d. Notes, 144A	6.875%	02/01/27	162	172,691
Aeropuertos Dominicanos Siglo XXI SA (Dominican Republic), Sr. Sec’d. Notes, 144A	6.750%	03/30/29	200	215,965
Cia Latinoamericana de Infraestructura & Servicios SA (Argentina), Gtd. Notes, 144A	9.500%	07/20/23	23	24,415
Mexico City Airport Trust (Mexico), Sr. Sec’d. Notes, 144A	5.500%	07/31/47	2,468	2,498,603

				3,214,773

Environmental Control — 0.1%
Waste Management, Inc., Gtd. Notes	3.900%	03/01/35	2,165	2,239,825

Foods — 0.0%
Arcor SAIC (Argentina), Sr. Unsec’d. Notes, 144A	6.000%	07/06/23	203	217,209
Post Holdings, Inc., Gtd. Notes, 144A	6.000%	12/15/22	1,308	1,370,130

				1,587,339

Forest Products & Paper — 0.4%
Celulosa Arauco y Constitucion SA (Chile), Sr. Unsec’d. Notes	5.000%	01/21/21	4,180	4,457,244
Georgia-Pacific LLC, Sr. Unsec’d. Notes	7.375%	12/01/25	829	1,053,437
International Paper Co., Sr. Unsec’d. Notes	4.350%	08/15/48	2,750	2,765,804
Suzano Austria GmbH (Brazil), Gtd. Notes, 144A	5.750%	07/14/26	4,890	5,253,327

				13,529,812

A332

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Gas — 0.1%
AmeriGas Partners LP/AmeriGas Finance Corp., Sr. Unsec’d. Notes	5.500%	05/20/25	395	$405,863
Dominion Energy Gas Holdings LLC, Sr. Unsec’d. Notes	4.600%	12/15/44	661	692,062
NiSource Finance Corp., Gtd. Notes	3.490%	05/15/27	1,285	1,300,673

				2,398,598

Healthcare-Products — 0.3%
Becton Dickinson & Co., Sr. Unsec’d. Notes	2.133%	06/06/19	3,700	3,710,186
Becton Dickinson & Co., Sr. Unsec’d. Notes	2.675%	12/15/19	1,183	1,197,204
Becton Dickinson & Co., Sr. Unsec’d. Notes	2.894%	06/06/22	2,165	2,172,044
Becton Dickinson & Co., Sr. Unsec’d. Notes	4.685%	12/15/44	179	189,217
Boston Scientific Corp., Sr. Unsec’d. Notes	2.650%	10/01/18	994	1,002,895
Medtronic, Inc., Gtd. Notes	4.375%	03/15/35	1,620	1,783,287
Stryker Corp., Sr. Unsec’d. Notes	4.625%	03/15/46	465	506,668

				10,561,501

Healthcare-Services — 0.7%
Aetna, Inc., Sr. Unsec’d. Notes	3.875%	08/15/47	1,060	1,071,454
Aetna, Inc., Sr. Unsec’d. Notes	4.125%	11/15/42	50	52,219
Aetna, Inc., Sr. Unsec’d. Notes	4.500%	05/15/42	753	825,135
Aetna, Inc., Sr. Unsec’d. Notes	4.750%	03/15/44	393	447,608
AHS Hospital Corp., Unsec’d. Notes	5.024%	07/01/45	286	338,728
Anthem, Inc., Sr. Unsec’d. Notes	2.300%	07/15/18	3,248	3,262,051
Baylor Scott & White Holdings, Unsec’d. Notes	4.185%	11/15/45	400	420,914
Catholic Health Initiatives, Sec’d. Notes	4.350%	11/01/42	280	262,336
CHS/Community Health Systems, Inc., Sr. Sec’d. Notes	6.250%	03/31/23	3,930	3,861,225
Cigna Corp., Sr. Unsec’d. Notes	3.250%	04/15/25	1,401	1,418,839
HCA, Inc., Sr. Sec’d. Notes	3.750%	03/15/19	1,310	1,337,838
Kaiser Foundation Hospitals, Gtd. Notes	4.150%	05/01/47	815	873,095
Kindred Healthcare, Inc., Gtd. Notes	8.000%	01/15/20	3,900	3,830,541
Laboratory Corp. of America Holdings, Sr. Unsec’d. Notes	2.625%	02/01/20	845	854,007
New York and Presbyterian Hospital (The), Unsec’d. Notes	3.563%	08/01/36	324	316,587
Northwell Healthcare, Inc., Sec’d. Notes	4.260%	11/01/47	336	338,468
Ochsner Clinic Foundation, Sec’d. Notes	5.897%	05/15/45	350	438,352
RWJ Barnabas Health, Inc., Sr. Unsec’d. Notes	3.949%	07/01/46	211	210,085
Southern Baptist Hospital of Florida, Inc., Sec’d. Notes	4.857%	07/15/45	350	388,392
SSM Health Care Corp., Sr. Unsec’d. Notes	3.823%	06/01/27	604	625,274
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	4.200%	01/15/47	744	792,786
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	4.625%	07/15/35	176	201,710
Universal Health Services, Inc., Sr. Sec’d. Notes, 144A	4.750%	08/01/22	4,245	4,393,575

				26,561,219

Holding Companies-Diversified — 0.1%
CK Hutchison International 16 Ltd. (Hong Kong), Gtd. Notes, 144A	2.750%	10/03/26	2,365	2,276,891
Grupo KUO SAB De CV (Mexico), Sr. Unsec’d. Notes, 144A	5.750%	07/07/27	311	327,328

				2,604,219

A333

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Housewares — 0.1%
Newell Brands, Inc., Sr. Unsec’d. Notes	2.875%	12/01/19	2,095	$2,127,178

Insurance — 0.4%
Allstate Corp. (The), Sr. Unsec’d. Notes	4.200%	12/15/46	760	808,123
American International Group, Inc., Sr. Unsec’d. Notes	3.875%	01/15/35	425	416,178
Aon PLC, Gtd. Notes	4.750%	05/15/45	1,089	1,184,311
Ardonagh Midco 3 PLC (United Kingdom), Sr. Sec’d. Notes, 144A	8.625%	07/15/23	3,205	3,373,263
Marsh & McLennan Cos., Inc., Sr. Unsec’d. Notes	3.750%	03/14/26	172	179,567
Marsh & McLennan Cos., Inc., Sr. Unsec’d. Notes	4.350%	01/30/47	343	366,344
Principal Financial Group, Inc., Gtd. Notes	4.300%	11/15/46	1,440	1,498,726
Radian Group, Inc., Sr. Unsec’d. Notes	4.500%	10/01/24	1,550	1,581,000
Travelers Cos., Inc. (The), Sr. Unsec’d. Notes	4.000%	05/30/47	1,040	1,077,393
Travelers Cos., Inc. (The), Sr. Unsec’d. Notes	4.600%	08/01/43	600	669,550
Willis North America, Inc., Gtd. Notes	3.600%	05/15/24	3,220	3,293,980

				14,448,435

Internet — 0.5%
Amazon.com, Inc., Sr. Unsec’d. Notes, 144A	3.875%	08/22/37	3,230	3,287,095
Amazon.com, Inc., Sr. Unsec’d. Notes, 144A	4.250%	08/22/57	6,115	6,274,387
Tencent Holdings Ltd. (China), Sr. Unsec’d. Notes, 144A	3.375%	03/05/18	7,450	7,495,468
VeriSign, Inc., Sr. Unsec’d. Notes	4.625%	05/01/23	255	263,288

				17,320,238

Iron/Steel — 0.2%
ArcelorMittal (Luxembourg), Sr. Unsec’d. Notes	7.250%	03/01/41	585	692,494
ArcelorMittal (Luxembourg), Sr. Unsec’d. Notes	7.500%	10/15/39	3,796	4,555,199
Nucor Corp., Sr. Unsec’d. Notes	5.200%	08/01/43	275	320,022
Steel Dynamics, Inc., Gtd. Notes	5.125%	10/01/21	625	642,969

				6,210,684

Lodging — 0.0%
Caesars Growth Properties Holdings LLC/Caesars Growth Properties Finance, Inc., Sec’d. Notes	9.375%	05/01/22	1,190	1,279,249

Machinery-Construction & Mining — 0.1%
Ferreycorp SAA (Peru), Gtd. Notes, 144A	4.875%	04/26/20	2,901	2,937,263

Machinery-Diversified — 0.1%
CNH Industrial Capital LLC, Gtd. Notes	4.375%	04/05/22	2,195	2,304,749

Media — 1.4%
AMC Networks, Inc., Gtd. Notes	4.750%	08/01/25	1,735	1,752,349
Cablevision SA (Argentina), Sr. Unsec’d. Notes, 144A	6.500%	06/15/21	200	213,447
CBS Corp., Gtd. Notes.	2.300%	08/15/19	1,113	1,119,079
Charter Communications Operating LLC/Charter Communications Operating Capital, Sr. Sec’d. Notes	4.464%	07/23/22	1,377	1,456,902
Charter Communications Operating LLC/Charter Communications Operating Capital, Sr. Sec’d. Notes	4.908%	07/23/25	516	551,612

A334

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Media (cont’d.)
Charter Communications Operating LLC/Charter Communications Operating Capital, Sr. Sec’d. Notes	6.384%	10/23/35	1,264	$1,478,406
Charter Communications Operating LLC/Charter Communications Operating Capital, Sr. Sec’d. Notes	6.484%	10/23/45	529	620,875
Charter Communications Operating LLC/Charter Communications Operating Capital, Sr. Sec’d. Notes, 144A	3.750%	02/15/28	2,580	2,524,651
Charter Communications Operating LLC/Charter Communications Operating Capital, Sr. Sec’d. Notes, 144A	5.375%	05/01/47	2,275	2,363,422
Comcast Corp., Gtd. Notes	3.200%	07/15/36	2,298	2,156,944
Comcast Corp., Gtd. Notes	3.375%	08/15/25	1,255	1,294,934
Comcast Corp., Gtd. Notes	3.400%	07/15/46	497	458,082
Comcast Corp., Gtd. Notes	4.250%	01/15/33	335	360,231
Comcast Corp., Gtd. Notes	4.400%	08/15/35	447	484,632
Comcast Corp., Gtd. Notes	4.600%	08/15/45	495	544,586
Comcast Corp., Gtd. Notes	4.750%	03/01/44	1,686	1,884,743
Cox Communications, Inc., Sr. Unsec’d. Notes, 144A	3.150%	08/15/24	1,960	1,947,702
CSC Holdings LLC, Sr. Unsec’d. Notes	7.625%	07/15/18	1,190	1,235,219
Discovery Communications LLC, Gtd. Notes	3.800%	03/13/24	938	966,785
Discovery Communications LLC, Gtd. Notes	5.000%	09/20/37	2,000	2,030,823
Discovery Communications LLC, Gtd. Notes	5.200%	09/20/47	2,010	2,039,660
EW Scripps Co. (The), Gtd. Notes, 144A	5.125%	05/15/25	570	581,400
Myriad International Holdings BV (South Africa), Gtd. Notes, 144A	4.850%	07/06/27	3,690	3,815,460
Myriad International Holdings BV (South Africa), Gtd. Notes, 144A	6.000%	07/18/20	7,359	7,940,067
NBCUniversal Enterprise, Inc., Jr. Sub. Notes, 144A	5.250%	03/29/49	1,372	1,464,610
NBCUniversal Media LLC, Gtd. Notes	4.450%	01/15/43	850	904,240
Time Warner Cable LLC, Sr. Sec’d. Notes	4.500%	09/15/42	83	78,663
Time Warner Cable LLC, Sr. Sec’d. Notes	5.000%	02/01/20	610	644,916
Time Warner Cable LLC, Sr. Sec’d. Notes	5.500%	09/01/41	699	725,790
Time Warner Cable LLC, Sr. Sec’d. Notes	5.875%	11/15/40	3,720	4,082,194
Time Warner Cable LLC, Sr. Sec’d. Notes	6.750%	06/15/39	2,020	2,423,679
Time Warner Cable, Inc., Sr. Sec’d. Notes	6.550%	05/01/37	780	916,148
Time Warner, Inc., Gtd. Notes	2.100%	06/01/19	1,131	1,132,865
Time Warner, Inc., Gtd. Notes	3.600%	07/15/25	677	679,418
Time Warner, Inc., Gtd. Notes	4.850%	07/15/45	915	929,897
Viacom, Inc., Sr. Unsec’d. Notes	2.750%	12/15/19	239	241,225
Viacom, Inc., Sr. Unsec’d. Notes	5.250%	04/01/44	1,345	1,288,128

				55,333,784

Mining — 0.7%
Anglo American Capital PLC (United Kingdom), Gtd. Notes, 144A	3.625%	09/11/24	1,555	1,551,118
Barrick Gold Corp. (Canada), Sr. Unsec’d. Notes .	5.250%	04/01/42	1,250	1,430,213
BHP Billiton Finance USA Ltd. (Australia), Gtd. Notes	5.000%	09/30/43	1,155	1,362,548
Freeport-McMoRan, Inc., Gtd. Notes	2.375%	03/15/18	2,625	2,625,000
Freeport-McMoRan, Inc., Gtd. Notes(a)	3.550%	03/01/22	5,625	5,538,881
Glencore Funding LLC (Switzerland), Gtd. Notes, 144A(a)	4.000%	03/27/27	2,590	2,605,681
Goldcorp, Inc. (Canada), Sr. Unsec’d. Notes	2.125%	03/15/18	2,080	2,082,090

A335

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Mining (cont’d.)
Newmont Mining Corp., Gtd. Notes	3.500%	03/15/22	1,580	$1,633,818
Newmont Mining Corp., Gtd. Notes	4.875%	03/15/42	1,025	1,098,793
Rio Tinto Finance USA PLC (United Kingdom), Gtd. Notes	4.125%	08/21/42	745	776,475
Southern Copper Corp. (Peru), Sr. Unsec’d. Notes	5.875%	04/23/45	4,505	5,130,656
VM Holding SA (Peru), Gtd. Notes, 144A	5.375%	05/04/27	318	333,900

				26,169,173

Miscellaneous Manufacturing — 0.1%
Eaton Corp., Gtd. Notes	2.750%	11/02/22	748	753,176
General Electric Co., Sr. Unsec’d. Notes	4.500%	03/11/44	1,755	1,964,570
Ingersoll-Rand Luxembourg Finance SA, Gtd. Notes	4.650%	11/01/44	156	168,972
Koppers, Inc., Gtd. Notes, 144A(a)	6.000%	02/15/25	915	983,625

				3,870,343

Office/Business Equipment — 0.1%
Pitney Bowes, Inc., Sr. Unsec’d. Notes	3.875%	05/15/22	4,720	4,644,037

Oil & Gas — 2.7%
BP Capital Markets PLC (United Kingdom), Gtd. Notes	3.224%	04/14/24	3,030	3,086,249
CNPC General Capital Ltd. (China), Gtd. Notes, 144A	3.950%	04/19/22	2,445	2,564,771
Concho Resources, Inc., Gtd. Notes	3.750%	10/01/27	2,295	2,305,210
Concho Resources, Inc., Gtd. Notes	4.875%	10/01/47	405	422,637
Dolphin Energy Ltd. (United Arab Emirates), Sr. Sec’d. Notes, 144A	5.500%	12/15/21	3,640	4,003,010
Endeavor Energy Resources LP/EER Finance, Inc., Sr. Unsec’d. Notes, 144A	7.000%	08/15/21	1,310	1,355,850
Ensco PLC, Sr. Unsec’d. Notes(a)	4.500%	10/01/24	2,040	1,693,199
Ensco PLC, Sr. Unsec’d. Notes	5.750%	10/01/44	1,430	1,026,025
EOG Resources, Inc., Sr. Unsec’d. Notes	3.900%	04/01/35	230	229,352
EOG Resources, Inc., Sr. Unsec’d. Notes	4.150%	01/15/26	625	662,733
Exxon Mobil Corp., Sr. Unsec’d. Notes	1.819%	03/15/19	2,224	2,236,459
Exxon Mobil Corp., Sr. Unsec’d. Notes	4.114%	03/01/46	667	720,694
Geopark Ltd. (Chile), Sr. Sec’d. Notes, 144A	6.500%	09/21/24	221	221,553
Halcon Resources Corp., Sec’d. Notes, 144A	12.000%	02/15/22	435	524,175
MEG Energy Corp. (Canada), Gtd. Notes, 144A	7.000%	03/31/24	2,195	1,882,213
Nabors Industries, Inc., Gtd. Notes(a)	5.100%	09/15/23	6,065	5,819,368
Nabors Industries, Inc., Gtd. Notes(a)	5.500%	01/15/23	1,844	1,807,120
Newfield Exploration Co., Sr. Unsec’d. Notes	5.375%	01/01/26	4,550	4,783,188
Pan American Energy LLC (Argentina), Gtd. Notes, 144A	7.875%	05/07/21	2,705	2,919,155
Pertamina Persero PT (Indonesia), Sr. Unsec’d. Notes, MTN, 144A	5.625%	05/20/43	5,320	5,726,347
Petrobras Global Finance BV (Brazil), Gtd. Notes	5.375%	01/27/21	1,750	1,846,250
Petrobras Global Finance BV (Brazil), Gtd. Notes	6.125%	01/17/22	1,264	1,358,800
Petrobras Global Finance BV (Brazil), Gtd. Notes	6.750%	01/27/41	2,840	2,825,800
Petrobras Global Finance BV (Brazil), Gtd. Notes	6.850%	06/05/2115	6,210	5,922,788
Petrobras Global Finance BV (Brazil), Gtd. Notes	7.375%	01/17/27	172	189,372
Petrobras Global Finance BV (Brazil), Gtd. Notes, 144A	5.299%	01/27/25	170	169,745
Petrobras Global Finance BV (Brazil), Gtd. Notes, 144A	5.999%	01/27/28	3,062	3,059,704
Petroleos Mexicanos (Mexico), Gtd. Notes, 144A	6.500%	03/13/27	1,767	1,958,242

A336

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Oil & Gas (cont’d.)
Petroleos Mexicanos (Mexico), Gtd. Notes, MTN	4.625%	09/21/23	133	$137,376
Pioneer Natural Resources Co., Sr. Unsec’d. Notes	4.450%	01/15/26	390	415,822
QEP Resources, Inc., Sr. Unsec’d. Notes(a)	5.250%	05/01/23	2,150	2,090,875
QEP Resources, Inc., Sr. Unsec’d. Notes	5.375%	10/01/22	1,950	1,915,875
Range Resources Corp., Gtd. Notes, 144A	5.000%	03/15/23	2,145	2,128,913
Resolute Energy Corp., Gtd. Notes(a)	8.500%	05/01/20	1,310	1,332,925
Rowan Cos., Inc., Gtd. Notes	4.750%	01/15/24	6,170	5,367,900
Sable Permian Resources Land LLC, Sr. Sec’d. Notes, 144A	13.000%	11/30/20	280	323,462
Shell International Finance BV (Netherlands), Gtd. Notes	3.625%	08/21/42	655	626,764
Shell International Finance BV (Netherlands), Gtd. Notes	4.125%	05/11/35	1,185	1,251,375
SM Energy Co., Sr. Unsec’d. Notes(a)	5.000%	01/15/24	1,410	1,328,925
SM Energy Co., Sr. Unsec’d. Notes(a)	5.625%	06/01/25	1,865	1,771,750
SM Energy Co., Sr. Unsec’d. Notes(a)	6.125%	11/15/22	1,330	1,333,325
SM Energy Co., Sr. Unsec’d. Notes	6.500%	11/15/21	635	641,350
SM Energy Co., Sr. Unsec’d. Notes(a)	6.500%	01/01/23	2,150	2,166,125
SM Energy Co., Sr. Unsec’d. Notes	6.750%	09/15/26	355	355,000
Thai Oil PCL (Thailand), Sr. Unsec’d. Notes, 144A	4.875%	01/23/43	7,245	7,715,848
Ultrapar International SA (Brazil), Gtd. Notes, 144A	5.250%	10/06/26	7,040	7,224,800
Western Refining Logistics LP/WNRL Finance Corp., Gtd. Notes	7.500%	02/15/23	1,310	1,401,700
Woodside Finance Ltd. (Australia), Gtd. Notes, 144A	3.650%	03/05/25	163	164,164
YPF SA (Argentina), Sr. Unsec’d. Notes, 144A	6.950%	07/21/27	380	402,800
YPF SA (Argentina), Sr. Unsec’d. Notes, 144A	8.500%	03/23/21	80	89,776
YPF SA (Argentina), Sr. Unsec’d. Notes, 144A	8.875%	12/19/18	626	668,568

				102,175,427

Oil & Gas Services — 0.1%
Halliburton Co., Sr. Unsec’d. Notes	3.800%	11/15/25	1,200	1,232,171
Schlumberger Holdings Corp., Sr. Unsec’d. Notes, 144A	3.000%	12/21/20	1,713	1,754,378

				2,986,549

Packaging & Containers — 0.0%
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA (New Zealand), Sr. Sec’d. Notes	5.750%	10/15/20	1,310	1,332,991

Pharmaceuticals — 0.8%
AbbVie, Inc., Sr. Unsec’d. Notes	2.500%	05/14/20	1,977	2,000,689
AbbVie, Inc., Sr. Unsec’d. Notes	2.900%	11/06/22	725	735,229
AbbVie, Inc., Sr. Unsec’d. Notes	4.500%	05/14/35	6,775	7,290,610
Allergan Funding SCS, Gtd. Notes	2.350%	03/12/18	2,176	2,182,339
Allergan Funding SCS, Gtd. Notes	3.000%	03/12/20	5,331	5,442,567
Allergan Funding SCS, Gtd. Notes	3.800%	03/15/25	3,937	4,088,611
Allergan Funding SCS, Gtd. Notes	4.550%	03/15/35	1,730	1,845,758
Allergan Funding SCS, Gtd. Notes	4.750%	03/15/45	800	865,521
Pfizer, Inc., Sr. Unsec’d. Notes	4.000%	12/15/36	3,090	3,314,153
Valeant Pharmaceuticals International, Inc., Gtd. Notes, 144A	5.375%	03/15/20	85	84,894

A337

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Pharmaceuticals (cont’d.)
Valeant Pharmaceuticals International, Inc., Gtd. Notes, 144A	5.625%	12/01/21	4,012	$3,751,220

				31,601,591

Pipelines — 0.7%
Enbridge, Inc. (Canada), Sr. Unsec’d. Notes	2.900%	07/15/22	1,235	1,242,229
Enbridge, Inc. (Canada), Sr. Unsec’d. Notes	3.700%	07/15/27	985	998,650
Energy Transfer LP, Sr. Unsec’d. Notes	5.150%	02/01/43	660	643,765
Energy Transfer LP, Sr. Unsec’d. Notes	6.050%	06/01/41	6,545	7,070,261
Energy Transfer LP, Sr. Unsec’d. Notes	6.500%	02/01/42	655	741,070
Enterprise Products Operating LLC, Gtd. Notes	4.900%	05/15/46	1,024	1,118,696
Enterprise Products Operating LLC, Gtd. Notes	5.100%	02/15/45	301	335,392
GNL Quintero SA (Chile), Sr. Unsec’d. Notes, 144A	4.634%	07/31/29	226	236,453
Kinder Morgan Energy Partners LP, Gtd. Notes	4.300%	05/01/24	8,880	9,240,641
Kinder Morgan, Inc., Gtd. Notes, 144A	5.625%	11/15/23	335	373,134
MPLX LP, Sr. Unsec’d. Notes	5.200%	03/01/47	434	454,392
Regency Energy Partners LP/Regency Energy Finance Corp., Gtd. Notes	5.000%	10/01/22	1,305	1,409,529
Spectra Energy Partners LP, Sr. Unsec’d. Notes	4.500%	03/15/45	1,340	1,349,834
Tesoro Logistics LP/Tesoro Logistics Finance Corp., Gtd. Notes	5.500%	10/15/19	1,310	1,378,775
TransCanada PipeLines Ltd. (Canada), Sr. Unsec’d. Notes.	1.875%	01/12/18	641	641,546
TransCanada PipeLines Ltd. (Canada), Sr. Unsec’d. Notes.	2.500%	08/01/22	764	763,918

				27,998,285

Real Estate — 0.1%
CBRE Services, Inc., Gtd. Notes	5.000%	03/15/23	2,350	2,434,948

Real Estate Investment Trusts (REITs) — 0.3%
American Tower Corp., Sr. Unsec’d. Notes	3.450%	09/15/21	742	767,856
American Tower Corp., Sr. Unsec’d. Notes	3.500%	01/31/23	208	215,164
American Tower Corp., Sr. Unsec’d. Notes	4.400%	02/15/26	132	139,596
American Tower Corp., Sr. Unsec’d. Notes	5.000%	02/15/24	201	221,756
Crown Castle International Corp., Sr. Unsec’d. Notes	2.250%	09/01/21	1,485	1,464,511
Crown Castle International Corp., Sr. Unsec’d. Notes	3.200%	09/01/24	2,390	2,378,656
Crown Castle International Corp., Sr. Unsec’d. Notes	3.400%	02/15/21	405	416,972
iStar, Inc., Sr. Unsec’d. Notes	6.500%	07/01/21	4,180	4,368,100

				9,972,611

Retail — 0.5%
Cumberland Farms, Inc., Sr. Unsec’d. Notes, 144A	6.750%	05/01/25	545	579,225
El Puerto de Liverpool SAB de CV (Mexico), Gtd. Notes, 144A	3.875%	10/06/26	6,525	6,524,999
GameStop Corp., Gtd. Notes, 144A(a)	5.500%	10/01/19	3,425	3,502,063
McDonald’s Corp., Sr. Unsec’d. Notes, MTN	4.700%	12/09/35	1,630	1,796,926
McDonald’s Corp., Sr. Unsec’d. Notes, MTN	4.875%	12/09/45	215	242,023
SACI Falabella (Chile), Sr. Unsec’d. Notes, 144A	3.750%	04/30/23	2,270	2,337,976
SACI Falabella (Chile), Sr. Unsec’d. Notes, 144A	4.375%	01/27/25	1,225	1,284,751
Walgreens Boots Alliance, Inc., Sr. Unsec’d. Notes	4.650%	06/01/46	67	69,971

A338

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Retail (cont’d.)
Walgreens Boots Alliance, Inc., Sr. Unsec’d. Notes	4.800%	11/18/44	1,953	$2,074,961

				18,412,895

Semiconductors — 0.8%
Analog Devices, Inc., Sr. Unsec’d. Notes	3.500%	12/05/26	2,340	2,363,112
Analog Devices, Inc., Sr. Unsec’d. Notes	3.900%	12/15/25	178	186,590
Analog Devices, Inc., Sr. Unsec’d. Notes	5.300%	12/15/45	179	207,348
Applied Materials, Inc., Sr. Unsec’d. Notes	3.300%	04/01/27	1,150	1,171,299
Applied Materials, Inc., Sr. Unsec’d. Notes	4.350%	04/01/47	720	770,479
Broadcom Corp./Broadcom Cayman Finance Ltd., Gtd. Notes, 144A	2.375%	01/15/20	7,001	7,039,674
Broadcom Corp./Broadcom Cayman Finance Ltd., Gtd. Notes, 144A	3.000%	01/15/22	9,230	9,383,976
Broadcom Corp./Broadcom Cayman Finance Ltd., Gtd. Notes, 144A	3.625%	01/15/24	4,773	4,903,670
KLA-Tencor Corp., Sr. Unsec’d. Notes	3.375%	11/01/19	1,455	1,491,592
Lam Research Corp., Sr. Unsec’d. Notes	2.750%	03/15/20	771	783,401
Lam Research Corp., Sr. Unsec’d. Notes	2.800%	06/15/21	970	981,277
QUALCOMM, Inc., Sr. Unsec’d. Notes	2.600%	01/30/23	1,800	1,804,251
QUALCOMM, Inc., Sr. Unsec’d. Notes	4.800%	05/20/45	354	388,562
Xilinx, Inc., Sr. Unsec’d. Notes	2.950%	06/01/24	765	766,177

				32,241,408

Shipbuilding — 0.0%
Huntington Ingalls Industries, Inc., Gtd. Notes, 144A	5.000%	12/15/21	210	216,363

Software — 0.6%
Autodesk, Inc., Sr. Unsec’d. Notes	3.500%	06/15/27	2,565	2,558,656
Fidelity National Information Services, Inc., Sr. Unsec’d. Notes	3.625%	10/15/20	74	77,058
Fidelity National Information Services, Inc., Sr. Unsec’d. Notes	4.500%	08/15/46	690	714,260
Microsoft Corp., Sr. Unsec’d. Notes	3.450%	08/08/36	3,270	3,293,637
Microsoft Corp., Sr. Unsec’d. Notes	3.500%	02/12/35	1,115	1,134,942
Microsoft Corp., Sr. Unsec’d. Notes	3.700%	08/08/46	1,330	1,341,226
Microsoft Corp., Sr. Unsec’d. Notes	4.250%	02/06/47	3,380	3,736,864
Oracle Corp., Sr. Unsec’d. Notes	3.250%	05/15/30	999	999,249
Oracle Corp., Sr. Unsec’d. Notes	3.900%	05/15/35	1,097	1,150,455
Oracle Corp., Sr. Unsec’d. Notes	4.000%	07/15/46	1,050	1,086,444
VMware, Inc., Sr. Unsec’d. Notes	2.300%	08/21/20	7,005	7,025,509

				23,118,300

Telecommunications — 2.1%
AT&T, Inc., Sr. Unsec’d. Notes	3.900%	08/14/27	2,400	2,404,672
AT&T, Inc., Sr. Unsec’d. Notes	4.250%	03/01/27	1,770	1,821,824
AT&T, Inc., Sr. Unsec’d. Notes	4.350%	06/15/45	180	165,208
AT&T, Inc., Sr. Unsec’d. Notes	4.500%	03/09/48	1,581	1,458,379
AT&T, Inc., Sr. Unsec’d. Notes	4.750%	05/15/46	405	389,485
AT&T, Inc., Sr. Unsec’d. Notes	5.150%	02/14/50	4,450	4,471,670
AT&T, Inc., Sr. Unsec’d. Notes	5.250%	03/01/37	3,030	3,188,704
AT&T, Inc., Sr. Unsec’d. Notes	5.450%	03/01/47	2,330	2,464,699
AT&T, Inc., Sr. Unsec’d. Notes	5.700%	03/01/57	2,360	2,537,780
Bharti Airtel International Netherlands BV (India), Gtd. Notes, 144A	5.125%	03/11/23	6,500	6,853,750

A339

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Telecommunications (cont’d.)
Bharti Airtel Ltd. (India), Sr. Unsec’d. Notes, 144A	4.375%		06/10/25	2,790	$2,826,217
Colombia Telecomunicaciones SA ESP (Colombia), Sr. Unsec’d. Notes, 144A	5.375%		09/27/22	1,434	1,462,679
Digicel Group Ltd. (Jamaica), Sr. Unsec’d. Notes, 144A	8.250%		09/30/20	200	195,376
Embarq Corp., Sr. Unsec’d. Notes	7.995%		06/01/36	3,350	3,400,249
Frontier Communications Corp., Sr. Unsec’d. Notes(a)	6.875%		01/15/25	1,245	930,638
Juniper Networks, Inc., Sr. Unsec’d. Notes(a)	3.300%		06/15/20	820	840,647
Ooredoo International Finance Ltd. (Qatar), Gtd. Notes, MTN, 144A	3.250%		02/21/23	3,775	3,770,402
Rogers Communications, Inc. (Canada), Gtd. Notes	5.000%		03/15/44	201	226,667
SK Telecom Co. Ltd. (South Korea), Sr. Unsec’d. Notes, MTN, 144A	2.125%		05/01/18	1,610	1,608,579
Sprint Capital Corp., Gtd. Notes	6.875%		11/15/28	2,560	2,867,200
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC, Asset-Backed, 144A	3.360%		03/20/23	4,041	4,101,615
Telefonica Emisiones SAU (Spain), Gtd. Notes	5.462%		02/16/21	5,949	6,520,570
Verizon Communications, Inc., Sr. Unsec’d. Notes	2.450%		11/01/22	3,840	3,810,717
Verizon Communications, Inc., Sr. Unsec’d. Notes	4.125%		03/16/27	2,610	2,723,309
Verizon Communications, Inc., Sr. Unsec’d. Notes	4.500%		08/10/33	2,290	2,346,311
Verizon Communications, Inc., Sr. Unsec’d. Notes, 3 Month LIBOR + 0.550%	1.865	%(c)	05/22/20	16,240	16,262,394

					79,649,741

Transportation — 0.3%
Burlington Northern Santa Fe LLC, Sr. Unsec’d. Notes	4.125%		06/15/47	810	855,673
Burlington Northern Santa Fe LLC, Sr. Unsec’d. Notes	4.150%		04/01/45	371	393,625
Burlington Northern Santa Fe LLC, Sr. Unsec’d. Notes	4.700%		09/01/45	235	264,913
CSX Corp., Sr. Unsec’d. Notes	4.250%		11/01/66	707	675,707
Empresa de Transporte de Pasajeros Metro SA (Chile), Sr. Unsec’d. Notes, 144A	5.000%		01/25/47	200	219,698
FedEx Corp., Gtd. Notes	3.900%		02/01/35	1,126	1,141,351
FedEx Corp., Gtd. Notes	4.100%		02/01/45	722	713,169
FedEx Corp., Gtd. Notes	4.400%		01/15/47	892	927,258
FedEx Corp., Gtd. Notes	4.550%		04/01/46	549	584,726
FedEx Corp., Gtd. Notes	4.750%		11/15/45	725	789,568
FedEx Corp., Gtd. Notes	4.900%		01/15/34	450	505,332
Norfolk Southern Corp., Sr. Unsec’d. Notes, 144A	4.050%		08/15/52	683	668,961
Rumo Luxembourg Sarl (Brazil), Gtd. Notes, 144A	7.375%		02/09/24	445	481,713
Union Pacific Corp., Sr. Unsec’d. Notes	3.375%		02/01/35	324	321,501
Union Pacific Corp., Sr. Unsec’d. Notes	3.600%		09/15/37	1,055	1,067,588
Union Pacific Corp., Sr. Unsec’d. Notes	3.875%		02/01/55	886	874,497

					10,485,280

A340

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Trucking & Leasing — 0.1%
Aviation Capital Group Corp., Sr. Unsec’d. Notes, 144A	2.875%	09/17/18		1,965	$1,981,741
GATX Corp., Sr. Unsec’d. Notes(a)	2.600%	03/30/20		821	828,497
GATX Corp., Sr. Unsec’d. Notes	3.850%	03/30/27		549	557,939
Penske Truck Leasing Co. LP/PTL Finance Corp., Sr. Unsec’d. Notes, 144A	3.400%	11/15/26		1,560	1,540,990

					4,909,167

TOTAL CORPORATE BONDS (cost $1,140,085,263)					1,160,057,297

FOREIGN GOVERNMENT BONDS — 5.9%
Argentina Bonar Bonds (Argentina), Bonds	8.750%	05/07/24		808	927,168
Argentine Republic Government International Bond (Argentina), Sr. Unsec’d. Notes	5.625%	01/26/22		2,900	3,044,999
Argentine Republic Government International Bond (Argentina), Sr. Unsec’d. Notes	6.250%	04/22/19		7,084	7,455,909
Argentine Republic Government International Bond (Argentina), Sr. Unsec’d. Notes	6.875%	01/26/27		305	329,553
Argentine Republic Government International Bond (Argentina), Sr. Unsec’d. Notes	7.500%	04/22/26		4,365	4,906,259
Argentine Republic Government International Bond (Argentina), Sr. Unsec’d. Notes	7.625%	04/22/46		4,595	5,100,449
Argentine Republic Government International Bond (Argentina), Sr. Unsec’d. Notes	7.820%	12/31/33	EUR	465	613,458
Argentine Republic Government International Bond (Argentina), Sr. Unsec’d. Notes	7.820%	12/31/33	EUR	444	578,932
Argentine Republic Government International Bond (Argentina), Unsec’d. Notes	5.000%	01/15/27	EUR	425	496,066
Banque Centrale de Tunisie International Bond (Tunisia), Sr. Unsec’d. Notes, MTN	4.500%	06/22/20	EUR	271	336,298
Brazilian Government International Bond (Brazil), Sr. Unsec’d. Notes	4.250%	01/07/25		380	383,799
Brazilian Government International Bond (Brazil), Sr. Unsec’d. Notes	6.000%	04/07/26		581	644,909
Colombia Government International Bond (Colombia), Sr. Unsec’d. Notes	3.875%	04/25/27		450	457,200
Colombia Government International Bond (Colombia), Sr. Unsec’d. Notes	4.000%	02/26/24		5,984	6,235,328
Colombia Government International Bond (Colombia), Sr. Unsec’d. Notes	4.375%	07/12/21		1,416	1,510,872
Colombia Government International Bond (Colombia), Sr. Unsec’d. Notes	11.750%	02/25/20		18	22,014
Egypt Government International Bond (Egypt), Sr. Unsec’d. Notes	5.750%	04/29/20		880	911,151
Egypt Government International Bond (Egypt), Sr. Unsec’d. Notes, MTN	8.500%	01/31/47		465	518,083
Egypt Government International Bond (Egypt), Sr. Unsec’d. Notes, MTN, 144A	8.500%	01/31/47		463	515,855
Hungary Government International Bond (Hungary), Sr. Unsec’d. Notes	5.375%	03/25/24		2,080	2,379,000
Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes	5.875%	03/13/20		1,051	1,142,991
Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes, 144A	3.700%	01/08/22		1,970	2,044,249
Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes, MTN	4.125%	01/15/25		570	598,199

A341

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#		Value

FOREIGN GOVERNMENT BONDS (Continued)
Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes, MTN	4.750%	01/08/26		2,284	$2,490,305
Indonesia Treasury Bond (Indonesia), Sr. Unsec’d. Notes	7.000%	05/15/27	IDR	6,580,000	507,338
Indonesia Treasury Bond (Indonesia), Sr. Unsec’d. Notes	7.500%	08/15/32	IDR	27,345,000	2,126,653
Indonesia Treasury Bond (Indonesia), Sr. Unsec’d. Notes	7.500%	05/15/38	IDR	20,323,000	1,561,683
Indonesia Treasury Bond (Indonesia), Sr. Unsec’d. Notes	8.250%	05/15/36	IDR	47,226,000	3,853,395
Indonesia Treasury Bond (Indonesia), Sr. Unsec’d. Notes	8.375%	03/15/24	IDR	1,956,000	160,641
Indonesia Treasury Bond (Indonesia), Sr. Unsec’d. Notes	8.375%	09/15/26	IDR	16,927,000	1,415,087
Indonesia Treasury Bond (Indonesia), Sr. Unsec’d. Notes	8.375%	03/15/34	IDR	15,374,000	1,256,721
Kuwait International Government Bond (Kuwait), Sr. Unsec’d. Notes, 144A	3.500%	03/20/27		9,685	9,961,023
Lebanon Government International Bond (Lebanon), Sr. Unsec’d. Notes	6.650%	04/22/24		430	430,370
Lebanon Government International Bond (Lebanon), Sr. Unsec’d. Notes	6.850%	03/23/27		1,484	1,476,078
Lebanon Government International Bond (Lebanon), Sr. Unsec’d. Notes, EMTN	6.100%	10/04/22		1,237	1,234,971
Lebanon Government International Bond (Lebanon), Sr. Unsec’d. Notes, GMTN	6.250%	11/04/24		670	656,662
Mexican Bonos (Mexico), Bonds	4.750%	06/14/18	MXN	34,100	1,843,142
Mexican Bonos (Mexico), Bonds	5.750%	03/05/26	MXN	262,500	13,441,124
Mexican Bonos (Mexico), Bonds	6.500%	06/10/21	MXN	584,300	31,887,507
Mexican Bonos (Mexico), Bonds	10.000%	11/20/36	MXN	16,300	1,155,751
Mexican Bonos (Mexico), Sr. Unsec’d. Notes	5.000%	12/11/19	MXN	452,950	23,982,471
Mexican Bonos (Mexico), Sr. Unsec’d. Notes	8.500%	11/18/38	MXN	17,200	1,075,751
Mexican Udibonos (Mexico), Bonds	3.500%	12/14/17	MXN	1,817	581,955
Mexico Government International Bond (Mexico), Sr. Unsec’d. Notes	4.000%	03/15/2115	EUR	2,965	3,262,516
Mexico Government International Bond (Mexico), Sr. Unsec’d. Notes	4.150%	03/28/27		12,477	13,113,951
Oman Government International Bond (Oman), Sr. Unsec’d. Notes, 144A	3.875%	03/08/22		3,825	3,857,513
Oman Government International Bond (Oman), Sr. Unsec’d. Notes, 144A	6.500%	03/08/47		1,650	1,696,395
Panama Government International Bond (Panama), Sr. Unsec’d. Notes	3.750%	03/16/25		2,070	2,165,220
Peruvian Government International Bond (Peru), Sr. Unsec’d. Notes	7.350%	07/21/25		1,416	1,859,208
Philippine Government International Bond (Philippines), Sr. Unsec’d. Notes	5.500%	03/30/26		3,250	3,878,826
Russian Federal Bond (Russia), Bonds	6.400%	05/27/20	RUB	68,341	1,157,143
Russian Federal Bond (Russia), Bonds	7.050%	01/19/28	RUB	98,073	1,653,975
Russian Federal Bond (Russia), Bonds	7.400%	12/07/22	RUB	46,613	807,062
Russian Federal Bond (Russia), Bonds	7.500%	08/18/21	RUB	222,479	3,871,351
Russian Federal Bond (Russia), Bonds	7.750%	09/16/26	RUB	87,228	1,541,205
Russian Federal Bond (Russia), Bonds	8.150%	02/03/27	RUB	234,692	4,271,101
Russian Foreign Bond-Eurobond (Russia), Sr. Unsec’d. Notes	4.750%	05/27/26		1,000	1,059,999
Russian Foreign Bond-Eurobond (Russia), Sr. Unsec’d. Notes	4.875%	09/16/23		1,000	1,088,959
Saudi Government International Bond (Saudi Arabia), Sr. Unsec’d. Notes, MTN, 144A	3.250%	10/26/26		7,850	7,762,865

A342

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#		Value

FOREIGN GOVERNMENT BONDS (Continued)
Saudi Government International Bond (Saudi Arabia), Sr. Unsec’d. Notes, MTN, 144A	3.625%		03/04/28		3,895	$3,844,681
Saudi Government International Bond (Saudi Arabia), Sr. Unsec’d. Notes, MTN, 144A	4.500%		10/26/46		4,860	4,849,697
South Africa Government Bond (South Africa), Bonds	6.500%		02/28/41	ZAR	5,920	309,932
South Africa Government Bond (South Africa), Bonds	8.750%		02/28/48	ZAR	22,985	1,535,350
South Africa Government Bond (South Africa), Sr. Unsec’d. Notes.	6.250%		03/31/36	ZAR	11,820	629,556
South Africa Government International Bond (South Africa), Sr. Unsec’d. Notes	5.500%		03/09/20		3,101	3,298,000
South Africa Government International Bond (South Africa), Sr. Unsec’d. Notes	5.875%		05/30/22		496	544,576
Turkey Government International Bond (Turkey), Bonds	8.800%		09/27/23	TRY	4,360	1,120,914
Turkey Government International Bond (Turkey), Bonds	9.200%		09/22/21	TRY	8,410	2,227,631
Turkey Government International Bond (Turkey), Bonds	11.000%		03/02/22	TRY	11,583	3,270,464
Turkey Government International Bond (Turkey), Sr. Unsec’d. Notes	5.125%		03/25/22		200	209,416
Turkey Government International Bond (Turkey), Sr. Unsec’d. Notes	6.000%		03/25/27		1,126	1,208,693
Turkey Government International Bond (Turkey), Sr. Unsec’d. Notes	7.000%		06/05/20		1,672	1,825,657
Turkey Government International Bond (Turkey), Sr. Unsec’d. Notes	7.375%		02/05/25		1,286	1,493,753
Uruguay Government International Bond (Uruguay), Sr. Unsec’d. Notes	4.375%		10/27/27		1,950	2,101,125
Uruguay Government International Bond (Uruguay), Sr. Unsec’d. Notes, 144A	8.500%		03/15/28	UYU	59,185	2,106,537

TOTAL FOREIGN GOVERNMENT BONDS (cost $230,886,075)						225,874,640

LOAN PARTICIPATION NOTES(c) — 0.3%
LSTAR Securities Financing Vehicle, 1 Month LIBOR + 2.000%^	3.237%		06/16/25		4,203	4,162,168
LSTAR Securities Financing Vehicle, 1 Month LIBOR + 2.500%^	3.731%		05/10/25		7,558	7,492,211

TOTAL LOAN PARTICIPATION NOTES (cost $11,659,136)						11,654,379

MUNICIPAL BONDS — 2.6%

Arizona — 0.0%
Arizona Health Facilities Authority, Revenue Bonds, 3 Month LIBOR x Factor + 0.810%	1.680	%(c)	01/01/37		360	317,585
Salt River Project Agricultural Improvement & Power District, Revenue Bonds	5.000%		12/01/36		270	315,411

						632,996

California — 0.6%
Bay Area Toll Authority, Revenue Bonds, BABs	6.918%		04/01/40		820	1,164,809
Bay Area Toll Authority, Revenue Bonds, BABs	7.043%		04/01/50		1,340	2,060,022
California Health Facilities Financing Authority, Revenue Bonds	5.000%		08/15/33		290	342,583

A343

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (Continued)

California (cont’d.)
California Pollution Control Financing Authority, Revenue Bonds, 144A	5.000%	11/21/45	260	$279,162
Chino Valley Unified School District, General Obligation Unlimited	5.250%	08/01/47	540	648,950
City of Los Angeles Department of Airports, Revenue Bonds	5.000%	05/15/47	260	298,971
City of Riverside Electric, Revenue Bonds, BABs	7.605%	10/01/40	300	453,597
Contra Costa Community College District, General Obligation Unlimited, BABs	6.504%	08/01/34	165	212,376
East Bay Municipal Utility District Water System Revenue, Revenue Bonds	5.000%	06/01/45	170	201,175
Golden State Tobacco Securitization Corp., Revenue Bonds	5.125%	06/01/47	1,140	1,131,496
Golden State Tobacco Securitization Corp., Revenue Bonds	5.750%	06/01/47	200	200,000
Los Angeles Community College District, General Obligation Unlimited, BABs	6.600%	08/01/42	1,075	1,552,590
Los Angeles Department of Water & Power, Revenue Bonds, BABs	6.603%	07/01/50	285	426,853
Los Angeles Unified School District, General Obligation Unlimited, BABs	5.750%	07/01/34	1,150	1,471,690
Orange County Local Transportation Authority, Revenue Bonds, BABs	6.908%	02/15/41	730	1,033,614
Oxnard School District, General Obligation Unlimited	5.000%	08/01/45	260	301,844
Regents of the University of California Medical Center Pooled Revenue, Revenue Bonds, BABs	6.583%	05/15/49	740	1,024,123
San Diego Public Facilities Financing Authority Sewer Revenue, Revenue Bonds	5.000%	05/15/39	275	322,229
San Francisco City & County Airport Commission-San Francisco International Airport, Revenue Bonds	5.000%	05/01/41	380	434,682
San Francisco City & County Airport Commission-San Francisco International Airport, Revenue Bonds	5.000%	05/01/46	170	193,363
State of California, General Obligation Unlimited	5.000%	09/01/27	250	308,093
State of California, General Obligation Unlimited, BABs	7.300%	10/01/39	205	300,751
State of California, General Obligation Unlimited, BABs	7.350%	11/01/39	330	484,770
State of California, General Obligation Unlimited, BABs	7.500%	04/01/34	4,075	5,923,828
State of California, General Obligation Unlimited, BABs	7.550%	04/01/39	305	469,029
University of California, Revenue Bonds	3.063%	07/01/25	390	399,968
University of California, Revenue Bonds	4.767%	05/15/2115	840	877,876

				22,518,444

Colorado — 0.0%
Adams & Weld Counties School District No. 27J Brighton, General Obligation Unlimited	5.000%	12/01/42	330	387,163
City of Aurora Co. Water Revenue, Revenue Bonds	5.000%	08/01/46	380	441,492
Colorado Health Facilities Authority, Revenue Bonds	5.250%	02/01/31	190	203,104

A344

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (Continued)

Colorado (cont’d.)
Weld County School District No. RE-4, General Obligation Unlimited	5.250%		12/01/41	330	$392,050

					1,423,809

Connecticut — 0.0%
Connecticut State Health & Educational Facility Authority, Revenue Bonds	5.000%		07/01/45	560	626,679
Connecticut State Health & Educational Facility Authority, Revenue Bonds	5.000%		07/01/45	380	413,022

					1,039,701

District of Columbia — 0.1%
District of Columbia, Revenue Bonds, BABs	5.591%		12/01/34	605	752,529
District of Columbia Water & Sewer Authority, Revenue Bonds	5.000%		10/01/52	580	666,263
Metropolitan Washington Airports Authority Dulles Toll Road Revenue, Revenue Bonds	4.300%	(s)	10/01/39	200	84,994
Metropolitan Washington Airports Authority Dulles Toll Road Revenue, Revenue Bonds, BABs	7.462%		10/01/46	285	413,219

					1,917,005

Florida — 0.1%
County of Miami-Dade, General Obligation Unlimited	5.000%		07/01/35	240	280,332
County of Miami-Dade Aviation Revenue, Revenue Bonds	2.504%		10/01/24	600	586,710
County of Miami-Dade Aviation Revenue, Revenue Bonds	3.354%		10/01/29	115	114,257
County of Miami-Dade Aviation Revenue, Revenue Bonds	3.454%		10/01/30	205	204,832
County of Miami-Dade Aviation Revenue, Revenue Bonds	3.504%		10/01/31	195	194,657
County of Miami-Dade Aviation Revenue, Revenue Bonds	5.000%		10/01/38	435	492,211
County of Miami-Dade Aviation Revenue, Revenue Bonds	5.000%		10/01/40	330	381,434
Miami-Dade County Educational Facilities Authority, Revenue Bonds	5.073%		04/01/50	320	351,994
Palm Beach County School District, Certificate Participation	5.000%		08/01/26	960	1,174,944
State Board of Administration Finance Corp., Revenue Bonds	2.995%		07/01/20	765	779,719
Sumter Landing Community Development District, Revenue Bonds	4.172%		10/01/47	240	252,206
Tampa-Hillsborough County Expressway Authority, Revenue Bonds	5.000%		07/01/47	170	195,437

					5,008,733

Georgia — 0.1%
Municipal Electric Authority of Georgia, Revenue Bonds	5.000%		01/01/20	370	399,637
Municipal Electric Authority of Georgia, Revenue Bonds, BABs	6.637%		04/01/57	365	460,236
State of Georgia, General Obligation Unlimited	5.000%		07/01/26	210	262,282
State of Georgia, General Obligation Unlimited	5.000%		02/01/28	390	486,724
State of Georgia, General Obligation Unlimited	5.000%		02/01/29	390	483,764

A345

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (Continued)

Georgia (cont’d.)
State of Georgia, General Obligation Unlimited	5.000%	02/01/30	390	$481,194
State of Georgia, General Obligation Unlimited	5.000%	02/01/31	400	489,532
State of Georgia, General Obligation Unlimited	5.000%	02/01/32	400	486,908

				3,550,277

Hawaii — 0.0%
City & County of Honolulu, General Obligation Unlimited	5.000%	09/01/41	190	223,469

Illinois — 0.1%
State of Illinois, General Obligation Unlimited	5.100%	06/01/33	2,055	2,077,030

Kansas — 0.0%
State of Kansas Department of Transportation, Revenue Bonds	5.000%	09/01/35	200	235,258

Massachusetts — 0.1%
Massachusetts Bay Transportation Authority, Revenue Bonds	5.000%	07/01/39	190	223,049
Massachusetts Bay Transportation Authority, Revenue Bonds	5.000%	07/01/40	200	234,418
Massachusetts Bay Transportation Authority, Revenue Bonds	5.000%	07/01/41	210	245,753
Massachusetts Bay Transportation Authority, Revenue Bonds	5.000%	07/01/41	180	210,976
Massachusetts Bay Transportation Authority, Revenue Bonds	5.000%	07/01/42	220	257,050
Massachusetts Bay Transportation Authority, Revenue Bonds	5.000%	07/01/42	180	210,645
Massachusetts Bay Transportation Authority, Revenue Bonds	5.000%	07/01/43	180	210,314
Massachusetts Bay Transportation Authority, Revenue Bonds	5.000%	07/01/44	180	209,983
Massachusetts Bay Transportation Authority, Revenue Bonds	5.000%	07/01/45	180	209,817
Massachusetts Clean Water Trust (The), Revenue Bonds	5.000%	02/01/27	185	227,785
Massachusetts Clean Water Trust (The), Revenue Bonds	5.000%	02/01/28	285	348,746
Massachusetts Development Finance Agency, Revenue Bonds	5.000%	07/01/47	290	326,705
Massachusetts Educational Financing Authority, Revenue Bonds	5.000%	01/01/22	250	279,143
University of Massachusetts Building Authority, Revenue Bonds	5.000%	11/01/31	300	355,335

				3,549,719

Michigan — 0.0%
Great Lakes Water Authority Water Supply
System Revenue, Revenue Bonds	5.250%	07/01/33	300	363,714
Michigan Finance Authority, Revenue Bonds	5.000%	11/15/41	190	211,782
Royal Oak Hospital Finance Authority, Revenue Bonds	5.000%	09/01/39	260	286,967

				862,463

A346

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (Continued)

Mississippi — 0.0%
Mississippi Hospital Equipment & Facilities Authority, Revenue Bonds	5.000%	09/01/46	360	$392,706

Missouri — 0.0%
Health & Educational Facilities Authority of the State of Missouri, Revenue Bonds	3.652%	08/15/57	600	594,858
Health & Educational Facilities Authority of the State of Missouri, Revenue Bonds	5.000%	11/15/29	210	247,080

				841,938

Nebraska — 0.0%
Public Power Generation Agency, Revenue Bonds	5.000%	01/01/35	210	240,694

Nevada — 0.0%
Clark County School District, General Obligation Ltd.	5.000%	06/15/23	200	235,004
Clark County School District, General Obligation Ltd.	5.000%	06/15/24	240	286,769
Clark County School District, General Obligation Ltd.	5.000%	06/15/27	175	210,669
County of Clark Department of Aviation, Revenue Bonds	5.000%	07/01/21	370	417,253

				1,149,695

New Jersey — 0.0%
New Jersey Transportation Trust Fund Authority, Revenue Bonds	5.000%	06/15/29	230	256,383
New Jersey Turnpike Authority, Revenue Bonds, BABs	7.414%	01/01/40	530	799,007
Tobacco Settlement Financing Corp., Revenue Bonds	5.000%	06/01/41	430	418,166

				1,473,556

New Mexico — 0.0%
University of New Mexico (The), Revenue Bonds	5.000%	06/01/47	350	403,610

New York — 0.5%
Brooklyn Arena Local Development Corp., Revenue Bonds	5.000%	07/15/42	590	659,178
Dutchess County Local Development Corp., Revenue Bonds	5.000%	07/01/46	600	671,178
Metropolitan Transportation Authority, Revenue Bonds	5.000%	11/15/42	380	442,784
Metropolitan Transportation Authority, Revenue Bonds	5.250%	11/15/57	470	553,904
Metropolitan Transportation Authority, Revenue Bonds, BABs	6.687%	11/15/40	305	421,483
Metropolitan Transportation Authority, Revenue Bonds, BABs	6.814%	11/15/40	430	603,419
New York City Municipal Water Finance Authority, Revenue Bonds, BABs, Revenue Bonds	5.882%	06/15/44	450	616,199
New York City Transitional Finance Authority Future Tax Sec’d. Revenue, Revenue Bonds	2.280%	05/01/26	310	294,643
New York City Transitional Finance Authority Future Tax Sec’d. Revenue, Revenue Bonds	3.050%	05/01/27	975	969,365

A347

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (Continued)

New York (cont’d.)
New York City Transitional Finance Authority Future Tax Sec’d. Revenue, Revenue Bonds	5.000%	08/01/31	120	$143,656
New York City Transitional Finance Authority Future Tax Sec’d. Revenue, Revenue Bonds	5.000%	02/01/35	230	268,882
New York City Transitional Finance Authority Future Tax Sec’d. Revenue, Revenue Bonds	5.000%	05/01/36	220	257,448
New York City Water & Sewer System, Revenue Bonds	5.000%	06/15/47	1,850	2,157,119
New York City Water & Sewer System, Revenue Bonds, BABs	5.750%	06/15/41	345	458,619
New York Convention Center Development Corp., Revenue Bonds	5.000%	11/15/40	210	241,229
New York Convention Center Development Corp., Revenue Bonds	5.000%	11/15/46	540	621,005
New York State Dormitory Authority, Revenue Bonds	5.000%	02/15/27	220	271,977
New York State Dormitory Authority, Revenue Bonds	5.000%	02/15/28	220	269,256
New York State Dormitory Authority, Revenue Bonds	5.000%	03/15/29	580	710,784
New York State Dormitory Authority, Revenue Bonds	5.000%	02/15/31	200	239,230
New York State Dormitory Authority, Revenue Bonds	5.000%	03/15/32	345	409,650
New York State Dormitory Authority, Revenue Bonds, BABs	5.389%	03/15/40	430	537,483
New York State Urban Development Corp., Revenue Bonds	2.860%	03/15/24	1,175	1,185,352
New York State Urban Development Corp., Revenue Bonds	3.120%	03/15/25	575	588,633
New York Transportation Development Corp., Revenue Bonds	5.000%	07/01/46	190	208,658
New York Transportation Development Corp., Revenue Bonds	5.250%	01/01/50	1,190	1,322,352
Port Authority of New York & New Jersey, Revenue Bonds	4.458%	10/01/62	860	961,093
Port Authority of New York & New Jersey, Revenue Bonds	4.810%	10/15/65	430	504,351
Port Authority of New York & New Jersey, Revenue Bonds	4.960%	08/01/46	695	846,878
Port Authority of New York & New Jersey, Revenue Bonds	5.000%	11/15/47	170	195,153
Tobacco Settlement Asset Securization Corp., Revenue Bonds	5.000%	06/01/41	340	377,070

				18,008,031

North Carolina — 0.0%
North Carolina Department of Transportation, Revenue Bonds	5.000%	06/30/54	500	529,395

Ohio — 0.1%
American Municipal Power, Inc., Revenue Bonds, BABs	6.449%	02/15/44	205	274,526
Buckeye Tobacco Settlement Financing Authority, Revenue Bonds	5.875%	06/01/47	1,070	1,023,669
State of Ohio, General Obligation Unlimited	5.000%	05/01/27	390	476,303
State of Ohio, General Obligation Unlimited	5.000%	05/01/30	270	325,291

A348

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (Continued)

Ohio (cont’d.)
State of Ohio, General Obligation Unlimited	5.000%	03/15/32	540	$635,936
State of Ohio, General Obligation Unlimited	5.000%	05/01/32	360	430,369
State of Ohio, General Obligation Unlimited	5.000%	05/01/34	240	284,148
State of Ohio, General Obligation Unlimited	5.000%	05/01/35	240	283,783
State of Ohio, General Obligation Unlimited	5.000%	05/01/36	580	684,040
State of Ohio, General Obligation Unlimited	5.000%	05/01/37	440	517,928

				4,935,993

Oregon — 0.1%
Oregon School Boards Assoc., General Obligation Ltd.	4.759%	06/30/28	1,005	1,110,173
Oregon School Boards Assoc., General Obligation Ltd.	5.490%	06/30/23	655	756,086

				1,866,259

Pennsylvania — 0.0%
Commonwealth Financing Authority, Revenue Bonds	4.144%	06/01/38	430	449,690
Geisinger Authority, Revenue Bonds	5.000%	02/15/45	420	477,897
Pennsylvania Economic Development Financing Authority, Revenue Bonds	5.000%	12/31/38	210	232,892
Pennsylvania Turnpike Commission, Revenue Bonds	5.000%	06/01/42	170	191,507
Pennsylvania Turnpike Commission, Revenue Bonds	5.250%	06/01/47	170	195,731

				1,547,717

Puerto Rico — 0.1%
Commonwealth of Puerto Rico (Puerto Rico), General Obligation Unlimited(d)	8.000%	07/01/35	8,935	4,333,475

South Carolina — 0.1%
South Carolina Public Service Authority, Revenue Bonds	2.388%	12/01/23	636	594,908
South Carolina Public Service Authority, Revenue Bonds	5.000%	12/01/49	400	436,932
South Carolina Public Service Authority, Revenue Bonds	5.000%	12/01/50	400	439,200
South Carolina State Public Service Authority, Revenue Bonds	5.000%	12/01/46	170	186,155

				1,657,195

Tennessee — 0.0%
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board, Revenue Bonds	5.000%	07/01/46	400	444,572

Texas — 0.3%
Central Texas Regional Mobility Authority, Revenue Bonds	5.000%	01/01/45	200	222,076
Central Texas Regional Mobility Authority, Revenue Bonds	5.000%	01/01/46	200	223,314
City of Houston Combined Utility System Revenue, Revenue Bonds	5.000%	11/15/35	260	306,012
City of Hutto, General Obligation Ltd.	5.000%	08/01/57	170	194,159

A349

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (Continued)

Texas (cont’d.)
City of San Antonio Electric & Gas Systems Revenue, Revenue Bonds, BABs	5.808%	02/01/41	820	$1,067,870
Dallas Area Rapid Transit, Revenue Bonds	5.000%	12/01/41	400	463,236
Dallas Area Rapid Transit, Revenue Bonds	5.000%	12/01/46	540	621,540
Mesquite Independent School District, General Obligation Unlimited	5.000%	08/15/42	340	394,308
Northwest Independent School District, General Obligation Unlimited	5.000%	02/15/42	480	553,709
Princeton Independent School District, General Obligation Unlimited	5.250%	02/15/47	340	404,835
Richardson Independent School District, General Obligation Unlimited	5.000%	02/15/42	340	392,693
Texas A&M University, Revenue Bonds	2.756%	05/15/26	1,055	1,048,237
Texas A&M University, Revenue Bonds	2.836%	05/15/27	470	467,829
Texas Private Activity Bond Surface Transportation Corp., Revenue Bonds	5.000%	12/31/55	140	151,592
Texas Water Development Board, Revenue Bonds	5.000%	10/15/40	330	383,513
Texas Water Development Board, Revenue Bonds	5.000%	10/15/45	290	335,214
United Independent School District, General Obligation Unlimited	5.000%	08/15/47	300	349,512
University of Houston, Revenue Bonds	5.000%	02/15/33	220	258,247
University of Houston, Revenue Bonds	5.000%	02/15/34	200	233,624
University of Houston, Revenue Bonds	5.000%	02/15/35	460	536,213
University of Houston, Revenue Bonds	5.000%	02/15/36	600	696,972

				9,304,705

Utah — 0.0%
Salt Lake City Corp. Airport Revenue, Revenue Bonds	5.000%	07/01/47	625	714,100
Salt Lake City Corp. Airport Revenue, Revenue Bonds	5.000%	07/01/47	250	291,973

				1,006,073

Virginia — 0.1%
Chesapeake Bay Bridge & Tunnel District, Revenue Bonds	5.000%	07/01/41	210	240,381
Chesapeake Bay Bridge & Tunnel District, Revenue Bonds	5.000%	07/01/51	175	194,499
University of Virginia, Revenue Bonds	4.179%	09/01/17	495	495,545
University of Virginia, Revenue Bonds	5.000%	04/01/44	420	496,264
University of Virginia, Revenue Bonds	5.000%	04/01/46	380	448,305

				1,874,994

Washington — 0.1%
Grant County Public Utility District No. 2, Revenue Bonds	4.584%	01/01/40	160	164,834
State of Washington, General Obligation Unlimited	5.000%	07/01/28	150	178,740
State of Washington, General Obligation Unlimited	5.000%	08/01/28	240	292,610
State of Washington, General Obligation Unlimited	5.000%	08/01/29	240	291,538
State of Washington, General Obligation Unlimited	5.000%	08/01/30	240	290,114

A350

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (Continued)

Washington (cont’d.)
State of Washington, General Obligation Unlimited	5.000%		08/01/40	470	$552,377
State of Washington, General Obligation Unlimited	5.000%		08/01/40	220	258,559
State of Washington, General Obligation Unlimited	5.000%		08/01/41	520	610,657
State of Washington, General Obligation Unlimited	5.000%		08/01/41	240	281,842
State of Washington, General Obligation Unlimited	5.000%		08/01/42	560	656,589
State of Washington, General Obligation Unlimited	5.000%		08/01/42	250	293,120

					3,870,980

West Virginia — 0.1%
West Virginia Hospital Finance Authority, Revenue Bonds	5.000%		06/01/19	220	233,022
West Virginia Hospital Finance Authority, Revenue Bonds	5.000%		06/01/20	240	261,972
West Virginia Hospital Finance Authority, Revenue Bonds	5.000%		06/01/21	240	268,512
West Virginia Hospital Finance Authority, Revenue Bonds	5.000%		06/01/22	260	296,764
West Virginia Hospital Finance Authority, Revenue Bonds	5.000%		06/01/23	215	249,297
West Virginia Hospital Finance Authority, Revenue Bonds	5.000%		06/01/24	230	270,717

					1,580,284

Wisconsin — 0.0%
State of Wisconsin, Revenue Bonds	3.154%		05/01/27	1,010	1,015,828
Wisconsin Health & Educational Facilities
Authority, Revenue Bonds	5.000%		12/15/44	180	196,229

					1,212,057

TOTAL MUNICIPAL BONDS (cost $99,325,753)					99,712,833

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 4.7%
Adjustable Rate Mortgage Trust, Series 2005-5, Class 2A1	3.583	%(cc)	09/25/35	1,698	1,573,230
Ajax Mortgage Loan Trust, Series 2016-A, Class A, 144A	4.250%		08/25/64	994	1,004,710
Alternative Loan Trust, Series 2006-17T1, Class A1	6.250%		06/25/36	2,615	1,930,331
Alternative Loan Trust, Series 2007-OA2, Class 1A1, Federal Reserve U.S. 12 Month Cumulative Avg 1 Year CMT + 0.840%	1.729	%(c)	03/25/47	2,129	1,739,776
Alternative Loan Trust, Series 2007-OA7, Class A1A, 1 Month LIBOR + 0.180%	1.417	%(c)	05/25/47	3,014	2,896,511
American Home Mortgage Assets Trust, Series 2006-5, Class A1, Federal Reserve U.S. 12 Month Cumulative Avg 1 Year CMT + 0.920%	1.809	%(c)	11/25/46	169	98,139

A351

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
American Home Mortgage Assets Trust, Series 2007-1, Class A1, Federal Reserve U.S. 12 Month Cumulative Avg 1 Year CMT + 0.700%	1.589	%(c)	02/25/47	239	$159,621
Angel Oak Mortgage Trust I LLC, Series 2016-1, Class A1, 144A	3.500%		07/25/46	501	503,477
Angel Oak Mortgage Trust LLC, Series 2015-1, Class A, 144A	4.500%		11/25/45	88	88,076
APS Resecuritization Trust, Series 2016-3, Class 3A, 1 Month LIBOR + 2.850%, 144A	4.087	%(c)	09/27/46	2,080	2,107,767
APS Resecuritization Trust, Series 2016-3, Class 4A, 1 Month LIBOR + 2.600%, 144A	3.837	%(c)	04/27/47	584	585,452
Bayview Opportunity Master Fund IVa Trust, Series 2017-RT1, Class A1, 144A	3.000	%(cc)	03/28/57	656	662,974
BCAP LLC Trust, Series 2011-RR5, Class 12A1, 144A	5.028	%(cc)	03/26/37	940	925,144
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-3, Class 1A1	3.743	%(cc)	07/25/34	749	729,443
Bear Stearns Structured Products, Inc., Series 2007-R6, Class 1A1	3.359	%(cc)	01/26/36	2,648	2,342,113
CIM Trust, Series 2017-6, Class A1	3.015%		06/25/57	4,030	4,009,067
COLT LLC, Series 2015-1, Class A1V, 1 Month LIBOR + 3.000%, 144A	4.237	%(c)	12/26/45	153	154,105
Credit Suisse First Boston Mortgage-Backed Pass-Through Certificates Series, Series 2005-10, Class 10A1, 1 Month LIBOR + 1.350%	2.587	%(c)	11/25/35	308	132,278
CSMC Mortgage-Backed Trust, Series 2007-1, Class 5A13	6.000%		02/25/37	2,764	2,506,974
CSMC Trust, Series 2014-9R, Class 9A1, 1 Month LIBOR + 0.120%, 144A	1.354	%(c)	08/27/36	481	420,304
Deephaven Residential Mortgage Trust, Series 2016-1A, Class A1, 144A	4.000%		07/25/46	662	663,026
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2007-OA4, Class 1A1A, 1 Month LIBOR + 0.190%	1.427	%(c)	08/25/47	5,253	4,988,578
Deutsche Alt-B Securities, Inc. Mortgage Loan Trust, Series 2006-AB3, Class A3	6.510	%(cc)	07/25/36	190	161,261
Fannie Mae Connecticut Avenue Securities, Series 2016-C04, Class 1M2, 1 Month LIBOR + 4.250%	5.487	%(c)	01/25/29	1,099	1,204,372
Fannie Mae Connecticut Avenue Securities, Series 2016-C06, Class 1M2, 1 Month LIBOR + 4.250%	5.487	%(c)	04/25/29	996	1,096,848
Fannie Mae Connecticut Avenue Securities, Series 2017-C01, Class 1B1, 1 Month LIBOR + 5.750%	6.987	%(c)	07/25/29	394	437,983
Fannie Mae Connecticut Avenue Securities, Series 2017-C01, Class 1M2, 1 Month LIBOR + 3.550%	4.787	%(c)	07/25/29	741	781,127
Fannie Mae Connecticut Avenue Securities, Series 2017-C03, Class 1M2, 1 Month LIBOR + 3.000%	4.237	%(c)	10/25/29	143	146,860
Fannie Mae Connecticut Avenue Securities, Series 2017-C04, Class 2M2, 1 Month LIBOR + 2.850%	4.087	%(c)	11/25/29	335	339,708

A352

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Fannie Mae Connecticut Avenue Securities, Series 2017-C05, Class 1B1, 1 Month LIBOR + 3.600%	4.837%	(c)	01/25/30	770	$717,147
Fannie Mae Connecticut Avenue Securities, Series 2017-C05, Class 1M2, 1 Month LIBOR + 2.200%	3.437%	(c)	01/25/30	459	453,096
Fannie Mae REMIC Trust, Series 2003-W1, Class 1A1	6.500%	(cc)	12/25/42	324	350,768
Fannie Mae REMICS, Series 2003-119, Class FK, 1 Month LIBOR + 0.500%	1.737%	(c)	05/25/18	62	61,560
Fannie Mae REMICS, Series 2004-92, Class F, 1 Month LIBOR + 0.300%	1.537%	(c)	08/25/34	1,061	1,062,959
Fannie Mae REMICS, Series 2005-59, Class DQ, 1 Month LIBOR x Factor + 17.000%	13.907%	(c)	05/25/35	872	1,006,649
Fannie Mae REMICS, Series 2008-15, Class AS, 1 Month LIBOR x Factor + 33.000%	26.814%	(c)	08/25/36	752	1,285,863
Fannie Mae REMICS, Series 2010-95, Class FB, 1 Month LIBOR + 0.400%	1.637%	(c)	09/25/40	1,727	1,729,777
Fannie Mae REMICS, Series 2012-112, Class DA	3.000%		10/25/42	7,161	7,155,600
Fannie Mae REMICS, Series 2012-128, Class MP	2.500%		11/25/42	1,715	1,602,587
Fannie Mae REMICS, Series 2012-3, Class FP, 1 Month LIBOR + 0.400%	1.637%	(c)	03/25/39	410	411,533
Fannie Mae REMICS, Series 2013-10, Class BV	3.000%		11/25/31	781	750,894
Fannie Mae REMICS, Series 2015-22, Class DY	3.000%		04/25/45	1,402	1,304,297
Fannie Mae REMICS, Series 2015-66, Class CL	3.500%		07/25/41	944	931,728
Fannie Mae REMICS, Series 2016-26, Class KL, 1 Month LIBOR x Factor + 18.000%	4.500%	(c)	11/25/42	1,761	1,638,319
Fannie Mae REMICS, Series 2016-32, Class GT, 1 Month LIBOR x Factor + 18.000%	4.500%	(c)	01/25/43	1,599	1,518,754
Fannie Mae REMICS, Series 2003-25, Class KP	5.000%		04/25/33	673	736,862
Fannie Mae REMICS, Series 2006-118, Class A1, 1 Month LIBOR + 0.060%	1.297%	(c)	12/25/36	487	479,044
Fannie Mae REMICS, Series 2007-73, Class A1, 1 Month LIBOR + 0.060%	1.297%	(c)	07/25/37	981	962,905
FHLMC Structured Pass-Through Securities, Series T-61, Class 1A1, Federal Reserve U.S. 12 Month Cumulative Avg 1 Year CMT + 1.400%	2.230%	(c)	07/25/44	644	654,113
FHLMC Structured Pass-Through Securities, Series T-62, Class 1A1, Federal Reserve U.S. 12 Month Cumulative Avg 1 Year CMT + 1.200%	2.030%	(c)	10/25/44	608	617,362
FHLMC Structured Pass-Through Securities, Series T-75, Class A1, 1 Month LIBOR + 0.040%	1.277%	(c)	12/25/36	1,285	1,277,901
Freddie Mac REMICS, Series 3708, Class PL	4.500%		08/15/40	1,454	1,591,012
Freddie Mac REMICS, Series 3785, Class LS, 1 Month LIBOR x Factor + 9.900%	7.431%	(c)	01/15/41	1,626	1,890,698
Freddie Mac REMICS, Series 3786, Class PK	3.000%		12/15/37	969	976,085
Freddie Mac REMICS, Series 4059, Class DY	3.500%		06/15/42	5,075	5,255,533
Freddie Mac REMICS, Series 4068, Class ME	4.000%		06/15/42	500	529,072
Freddie Mac REMICS, Series 4238, Class FD, 1 Month LIBOR + 0.300%	1.534%	(c)	02/15/42	2,680	2,676,752
Freddie Mac REMICS, Series 4480, Class NB	3.500%		06/15/45	1,000	1,006,175
Freddie Mac REMICS, Series 4493, Class SM, 1 Month LIBOR x Factor + 6.000%	4.148%	(c)	07/15/45	1,425	1,278,637

A353

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Freddie Mac REMICS, Series 4621, Class KB	2.500%		10/15/46	1,441	$1,281,369
Freddie Mac Strips, Series 353, Class 300	3.000%		12/15/46	10,629	10,705,724
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2015-DN1, Class B, 1 Month LIBOR + 11.500%	12.737%	(c)	01/25/25	244	325,675
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2015-HQ2, Class B, 1 Month LIBOR + 7.950%	9.187%	(c)	05/25/25	246	272,154
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2016-DNA4, Class M3, 1 Month LIBOR + 3.800%	5.037%	(c)	03/25/29	800	864,508
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2017-DNA1, Class M2, 1 Month LIBOR + 3.250%	4.487%	(c)	07/25/29	770	804,716
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2017-DNA2, Class B1, 1 Month LIBOR + 5.150%	6.387%	(c)	10/25/29	530	560,505
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2017-DNA2, Class M2, 1 Month LIBOR + 3.450%	4.687%	(c)	10/25/29	747	789,506
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2017-DNA3, Class B1, 1 Month LIBOR + 4.450%^	5.684%	(c)	03/25/30	750	754,629
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2017-DNA3, Class M2, 1 Month LIBOR + 2.500%	3.734%	(c)	03/25/30	1,530	1,531,834
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2017-HQA2, Class M2, 1 Month LIBOR + 2.650%	3.887%	(c)	12/25/29	318	319,359
Government National Mortgage Assoc., Series 2004-2, Class FH, 1 Month LIBOR + 0.300%	1.534%	(c)	01/16/34	2,372	2,374,516
Government National Mortgage Assoc., Series 2012-H08, Class FA, 1 Month LIBOR + 0.600%	1.831%	(c)	01/20/62	9,045	9,073,752
Government National Mortgage Assoc., Series 2012-H10, Class FA, 1 Month LIBOR + 0.550%	1.781%	(c)	12/20/61	1,072	1,072,832
Government National Mortgage Assoc., Series 2012-H20, Class BA, 1 Month LIBOR + 0.560%	1.791%	(c)	09/20/62	6,608	6,620,496
Government National Mortgage Assoc., Series 2012-H29, Class FA, 1 Month LIBOR + 0.520%	1.746%	(c)	10/20/62	1,252	1,252,171
Government National Mortgage Assoc., Series 2012-H31, Class FD, 1 Month LIBOR + 0.340%	1.571%	(c)	12/20/62	1,557	1,546,690
Government National Mortgage Assoc., Series 2013-H18, Class EA, 1 Month LIBOR + 0.500%	1.731%	(c)	07/20/63	2,602	2,600,334
Government National Mortgage Assoc., Series 2013-H18, Class FA, 1 Month LIBOR + 0.500%	1.731%	(c)	06/20/63	4,733	4,733,728
Government National Mortgage Assoc., Series 2014-H11, Class VA, 1 Month LIBOR + 0.500%	1.731%	(c)	06/20/64	2,924	2,919,135

A354

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Government National Mortgage Assoc., Series 2014-H17, Class FC, 1 Month LIBOR + 0.500%	1.731%	(c)	07/20/64	1,000	$998,209
Government National Mortgage Assoc., Series 2015-H05, Class FA, 1 Month LIBOR + 0.300%	1.531%	(c)	04/20/61	4,196	4,195,698
Government National Mortgage Assoc., Series 2015-H10, Class JA	2.250%		04/20/65	5,738	5,621,346
Government National Mortgage Assoc., Series 2015-H11, Class FA, 1 Month LIBOR + 0.250%	1.481%	(c)	04/20/65	861	860,231
Government National Mortgage Assoc., Series 2016-H01, Class AI, IO	1.701%	(cc)	01/20/66	8,608	812,016
Government National Mortgage Assoc., Series 2016-H01, Class HZ	4.515%	(cc)	10/20/65	1,078	1,190,538
Government National Mortgage Assoc., Series 2016-H19, Class FC, 1 Month LIBOR + 0.400%	1.631%	(c)	08/20/66	1,269	1,267,555
Government National Mortgage Assoc., Series 2016-H19, Class FE, 1 Month LIBOR + 0.370%	1.601%	(c)	06/20/61	609	609,498
Government National Mortgage Assoc., Series 2016-H19, Class FJ, 1 Month LIBOR + 0.400%	1.631%	(c)	09/20/63	1,713	1,715,588
GreenPoint Mortgage Pass-Through Certificates, Series 2003-1, Class A1	3.758%	(cc)	10/25/33	846	841,851
GSMPS Mortgage Loan Trust, Series 2005-RP1, Class 1AF, 1 Month LIBOR + 0.350%, 144A	1.587%	(c)	01/25/35	464	416,343
GSMPS Mortgage Loan Trust, Series 2005-RP2, Class 1AF, 1 Month LIBOR + 0.350%, 144A	1.587%	(c)	03/25/35	559	510,930
GSMPS Mortgage Loan Trust, Series 2006-RP1, Class 1AF1, 1 Month LIBOR + 0.350%, 144A	1.587%	(c)	01/25/36	426	367,505
JPMorgan Alternative Loan Trust, Series 2008-R4, Class 1A1, 144A	6.000%		12/27/36	2,667	2,178,798
JPMorgan Mortgage Trust, Series 2017-2, Class A6, 144A	3.000%	(cc)	05/25/47	1,972	1,992,634
JPMorgan Mortgage Trust, Series 2017-3, Class 1A6, 144A	3.000%	(cc)	08/25/47	891	897,358
LSTAR Securities Investment Ltd. (Cayman Islands), Series 2016-5, Class A1, 1 Month LIBOR + 2.000%, 144A	3.235%	(c)	11/01/21	1,447	1,446,471
LSTAR Securities Investment Ltd. (Cayman Islands), Series 2017-2, Class A1, 1 Month LIBOR + 2.000%, 144A	3.235%	(c)	02/01/22	2,112	2,112,968
LSTAR Securities Investment Ltd., Series 2017-3, Class A1, 1 Month LIBOR + 2.000%, 144A	3.235%	(c)	04/01/22	2,300	2,307,981
Merrill Lynch Mortgage Investors Trust, Series 2003-A3, Class 1A	3.227%	(cc)	05/25/33	1,123	1,120,196
Mill City Mortgage Loan Trust, Series 2016-1, Class A1, 144A	2.500%	(cc)	04/25/57	1,214	1,212,971
Mill City Mortgage Trust, Series 2015-2, Class A1, 144A	3.000%	(cc)	09/25/57	1,941	1,949,049
Mortgage Loan Resecuritization Trust, Series 2009-RS1, Class A85, 1 Month LIBOR + 0.340%, 144A	1.566%	(c)	04/16/36	2,570	2,184,150
Nomura Resecuritization Trust, Series 2014-3R, Class 3A9, 144A	2.879%	(cc)	11/26/35	420	382,731

A355

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Reperforming Loan REMIC Trust, Series 2005-R3, Class AF, 1 Month LIBOR + 0.400%, 144A	1.637%	(c)	09/25/35	59	$52,773
Residential Asset Securitization Trust, Series 2006-A7CB, Class 3A1	6.500%		07/25/36	10,015	6,692,636
Residential Funding Mortgage Securities I Trust, Series 2005-SA4, Class 1A21	3.780%	(cc)	09/25/35	2,784	2,304,803
Sequoia Mortgage Trust, Series 2017-CH1, Class A1, 144A^.	4.000%	(cc)	10/25/47	670	687,894
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-20, Class 3A1	3.196%	(cc)	01/25/35	1,845	1,803,290
Thornburg Mortgage Securities Trust, Series 2006-5, Class A1	3.296%	(cc)	10/25/46	3,577	3,394,728
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2002-AR17, Class 1A, Federal Reserve U.S. 12 Month Cumulative Avg 1 Year CMT + 1.200%	2.089%	(c)	11/25/42	153	144,804
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2006-4, Class 3A1	6.500%		05/25/36	552	463,429
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-AA, Class A1	3.037%	(cc)	12/25/34	828	840,230

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $181,709,972)					180,283,772

U.S. GOVERNMENT AGENCY OBLIGATIONS — 28.6%
Federal Home Loan Mortgage Corp.	2.500%		02/01/30	380	383,566
Federal Home Loan Mortgage Corp.	2.500%		04/01/30	398	401,338
Federal Home Loan Mortgage Corp.	2.500%		05/01/30	673	678,527
Federal Home Loan Mortgage Corp.	2.500%		07/01/30	172	173,757
Federal Home Loan Mortgage Corp.	2.500%		07/01/30	161	162,714
Federal Home Loan Mortgage Corp.	2.500%		07/01/30	53	53,135
Federal Home Loan Mortgage Corp.	2.500%		07/01/30	39	39,403
Federal Home Loan Mortgage Corp.	2.500%		08/01/30	708	714,284
Federal Home Loan Mortgage Corp.	2.500%		08/01/30	538	542,448
Federal Home Loan Mortgage Corp.	2.500%		09/01/30	1,078	1,086,363
Federal Home Loan Mortgage Corp.	2.500%		09/01/30	527	531,087
Federal Home Loan Mortgage Corp.	2.500%		TBA	8,880	8,944,083
Federal Home Loan Mortgage Corp.	3.000%		01/01/30	294	302,220
Federal Home Loan Mortgage Corp.	3.000%		01/01/30	210	216,562
Federal Home Loan Mortgage Corp.	3.000%		02/01/30	1,689	1,739,664
Federal Home Loan Mortgage Corp.	3.000%		06/01/30	886	913,045
Federal Home Loan Mortgage Corp.	3.000%		07/01/30	797	820,434
Federal Home Loan Mortgage Corp.	3.000%		07/01/30	92	94,333
Federal Home Loan Mortgage Corp.	3.000%		08/01/30	165	170,026
Federal Home Loan Mortgage Corp.	3.000%		08/01/30	112	115,739
Federal Home Loan Mortgage Corp.	3.000%		12/01/42	1,772	1,788,643
Federal Home Loan Mortgage Corp.	3.000%		06/01/46	123	123,341
Federal Home Loan Mortgage Corp.	3.000%		09/01/46	7,596	7,632,358
Federal Home Loan Mortgage Corp.	3.000%		09/01/46	770	774,319
Federal Home Loan Mortgage Corp.	3.000%		10/01/46	759	762,459
Federal Home Loan Mortgage Corp.	3.000%		11/01/46	5,444	5,469,448
Federal Home Loan Mortgage Corp.	3.000%		11/01/46	1,342	1,347,706
Federal Home Loan Mortgage Corp.	3.000%		12/01/46	2,882	2,902,168
Federal Home Loan Mortgage Corp.	3.000%		12/01/46	1,769	1,776,858
Federal Home Loan Mortgage Corp.	3.000%		12/01/46	934	937,614
Federal Home Loan Mortgage Corp.	3.000%		12/01/46	724	729,150
Federal Home Loan Mortgage Corp.	3.000%		12/01/46	717	720,564

A356

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
Federal Home Loan Mortgage Corp.	3.000%	12/01/46	357	$359,215
Federal Home Loan Mortgage Corp.	3.000%	12/01/46	306	308,747
Federal Home Loan Mortgage Corp.	3.000%	12/01/46	183	184,451
Federal Home Loan Mortgage Corp.	3.000%	01/01/47	19,274	19,358,444
Federal Home Loan Mortgage Corp.	3.000%	01/01/47	1,379	1,385,991
Federal Home Loan Mortgage Corp.	3.000%	01/01/47	1,313	1,319,273
Federal Home Loan Mortgage Corp.	3.000%	02/01/47	22,682	22,780,295
Federal Home Loan Mortgage Corp.	3.000%	02/01/47	2,252	2,262,071
Federal Home Loan Mortgage Corp.	3.000%	03/01/47	26,211	26,324,686
Federal Home Loan Mortgage Corp.	3.000%	04/01/47	21,732	21,826,471
Federal Home Loan Mortgage Corp.	3.000%	TBA	7,730	7,944,445
Federal Home Loan Mortgage Corp.	3.500%	09/01/30	1,082	1,136,783
Federal Home Loan Mortgage Corp.	3.500%	02/01/31	207	218,085
Federal Home Loan Mortgage Corp.	3.500%	04/01/31	78	81,983
Federal Home Loan Mortgage Corp.	3.500%	10/01/41	847	877,752
Federal Home Loan Mortgage Corp.	3.500%	05/01/42	23	23,529
Federal Home Loan Mortgage Corp.	3.500%	08/01/42	2,659	2,756,893
Federal Home Loan Mortgage Corp.	3.500%	08/01/42	594	615,773
Federal Home Loan Mortgage Corp.	3.500%	08/01/42	171	178,068
Federal Home Loan Mortgage Corp.	3.500%	10/01/42	89	92,205
Federal Home Loan Mortgage Corp.	3.500%	11/01/42	668	692,691
Federal Home Loan Mortgage Corp.	3.500%	02/01/43	3,020	3,130,402
Federal Home Loan Mortgage Corp.	3.500%	06/01/43	202	209,511
Federal Home Loan Mortgage Corp.	3.500%	08/01/43	271	280,485
Federal Home Loan Mortgage Corp.	3.500%	01/01/45	28,656	29,777,733
Federal Home Loan Mortgage Corp.	3.500%	05/01/45	590	610,404
Federal Home Loan Mortgage Corp.	3.500%	08/01/45	1,926	2,005,129
Federal Home Loan Mortgage Corp.	3.500%	09/01/45	103	107,593
Federal Home Loan Mortgage Corp.	3.500%	11/01/45	435	449,870
Federal Home Loan Mortgage Corp.	3.500%	01/01/46	665	689,054
Federal Home Loan Mortgage Corp.	3.500%	03/01/46	1,643	1,696,235
Federal Home Loan Mortgage Corp.	3.500%	03/01/46	494	511,742
Federal Home Loan Mortgage Corp.	3.500%	05/01/46	549	568,999
Federal Home Loan Mortgage Corp.	3.500%	03/01/47	1,404	1,460,225
Federal Home Loan Mortgage Corp.	3.500%	TBA	6,088	6,279,315
Federal Home Loan Mortgage Corp.	3.500%	TBA	2,416	2,519,406
Federal Home Loan Mortgage Corp.	4.000%	08/01/40	169	178,636
Federal Home Loan Mortgage Corp.	4.000%	09/01/40	1,236	1,306,097
Federal Home Loan Mortgage Corp.	4.000%	09/01/40	382	407,209
Federal Home Loan Mortgage Corp.	4.000%	04/01/41	11	11,675
Federal Home Loan Mortgage Corp.	4.000%	04/01/44	445	474,662
Federal Home Loan Mortgage Corp.	4.000%	02/01/45	109	116,039
Federal Home Loan Mortgage Corp.	4.000%	02/01/45	43	45,351
Federal Home Loan Mortgage Corp.	4.000%	08/01/45	1,145	1,206,907
Federal Home Loan Mortgage Corp.	4.000%	09/01/45	796	844,733
Federal Home Loan Mortgage Corp.	4.000%	10/01/45	1,069	1,134,409
Federal Home Loan Mortgage Corp.	4.000%	12/01/45	184	195,240
Federal Home Loan Mortgage Corp.	4.000%	12/01/45	156	165,149
Federal Home Loan Mortgage Corp.	4.000%	07/01/46	692	735,280
Federal Home Loan Mortgage Corp.	4.000%	08/01/46	401	425,590
Federal Home Loan Mortgage Corp.	4.000%	09/01/46	58	61,621
Federal Home Loan Mortgage Corp.	4.000%	10/01/46	114	120,565
Federal Home Loan Mortgage Corp.	4.000%	01/01/47	8,663	9,225,872
Federal Home Loan Mortgage Corp.	4.000%	02/01/47	2,366	2,512,285
Federal Home Loan Mortgage Corp.	4.000%	08/01/47	2,532	2,712,017
Federal Home Loan Mortgage Corp.	4.000%	TBA	7,625	8,028,291
Federal Home Loan Mortgage Corp.	4.500%	07/01/39	1,073	1,167,933
Federal Home Loan Mortgage Corp.	4.500%	08/01/39	575	618,433
Federal Home Loan Mortgage Corp.	4.500%	12/01/39	149	160,603

A357

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
Federal Home Loan Mortgage Corp.	4.500%	07/01/40	48	$51,295
Federal Home Loan Mortgage Corp.	4.500%	05/01/41	504	541,525
Federal Home Loan Mortgage Corp.	4.500%	05/01/41	472	507,665
Federal Home Loan Mortgage Corp.	4.500%	05/01/42	864	929,268
Federal Home Loan Mortgage Corp.	4.500%	11/01/43	864	928,814
Federal Home Loan Mortgage Corp.	4.500%	12/01/43	1,250	1,348,996
Federal Home Loan Mortgage Corp.	4.500%	08/01/44	231	252,689
Federal Home Loan Mortgage Corp.	4.500%	10/01/44	286	309,102
Federal Home Loan Mortgage Corp.	4.500%	TBA	5,277	5,657,700
Federal Home Loan Mortgage Corp.	5.000%	11/01/41	3,246	3,551,513
Federal Home Loan Mortgage Corp.	5.500%	02/01/35	75	83,844
Federal Home Loan Mortgage Corp.	5.500%	06/01/36	29	32,600
Federal Home Loan Mortgage Corp.	5.500%	10/01/36	30	33,873
Federal Home Loan Mortgage Corp.	5.500%	10/01/36	14	15,936
Federal Home Loan Mortgage Corp.	5.500%	12/01/36	37	41,361
Federal Home Loan Mortgage Corp.	5.500%	12/01/36	15	16,814
Federal Home Loan Mortgage Corp.	5.500%	12/01/36	13	14,272
Federal Home Loan Mortgage Corp.	5.500%	03/01/37	9	10,566
Federal Home Loan Mortgage Corp.	5.500%	04/01/37	18	19,740
Federal Home Loan Mortgage Corp.	5.500%	01/01/38	15	16,881
Federal Home Loan Mortgage Corp.	5.500%	01/01/38	2	2,737
Federal Home Loan Mortgage Corp.	5.500%	02/01/38	2,512	2,799,537
Federal Home Loan Mortgage Corp.	5.500%	02/01/38	2	2,596
Federal Home Loan Mortgage Corp.	5.500%	04/01/38	1,590	1,770,925
Federal Home Loan Mortgage Corp.	5.500%	05/01/38	406	449,475
Federal Home Loan Mortgage Corp.	5.500%	06/01/38	492	546,776
Federal Home Loan Mortgage Corp.	5.500%	07/01/38	641	714,243
Federal Home Loan Mortgage Corp.	5.500%	08/01/38	622	693,258
Federal Home Loan Mortgage Corp.	5.500%	08/01/38	347	386,337
Federal Home Loan Mortgage Corp.	5.500%	01/01/39	727	809,677
Federal Home Loan Mortgage Corp.	6.000%	01/01/27	247	277,683
Federal Home Loan Mortgage Corp.	6.000%	12/01/28	3	3,086
Federal Home Loan Mortgage Corp.	6.000%	01/01/32	1	1,467
Federal Home Loan Mortgage Corp.	6.000%	11/01/32	3	3,570
Federal Home Loan Mortgage Corp.	6.000%	03/01/33	10	11,706
Federal Home Loan Mortgage Corp.	6.000%	11/01/33	8	8,854
Federal Home Loan Mortgage Corp.	6.000%	02/01/34	283	321,561
Federal Home Loan Mortgage Corp.	6.000%	12/01/34	7	7,971
Federal Home Loan Mortgage Corp.	6.000%	01/01/36	39	44,291
Federal Home Loan Mortgage Corp.	6.000%	03/01/36	2	2,464
Federal Home Loan Mortgage Corp.	6.000%	04/01/36	39	44,378
Federal Home Loan Mortgage Corp.	6.000%	08/01/36	23	25,653
Federal Home Loan Mortgage Corp.	6.000%	11/01/36	34	38,278
Federal Home Loan Mortgage Corp.	6.000%	12/01/36	1,072	1,214,196
Federal Home Loan Mortgage Corp.	6.000%	03/01/37	2	2,423
Federal Home Loan Mortgage Corp.	6.000%	04/01/37	1	1,367
Federal Home Loan Mortgage Corp.	6.000%	05/01/37	15	17,037
Federal Home Loan Mortgage Corp.	6.000%	07/01/37	2	2,409
Federal Home Loan Mortgage Corp.	6.000%	08/01/37	39	44,468
Federal Home Loan Mortgage Corp.	6.000%	09/01/37	9	10,404
Federal Home Loan Mortgage Corp.	6.000%	09/01/37	2	2,775
Federal Home Loan Mortgage Corp.	6.000%	10/01/37	39	43,734
Federal Home Loan Mortgage Corp.	6.000%	10/01/37	17	19,753
Federal Home Loan Mortgage Corp.	6.000%	10/01/37	9	9,840
Federal Home Loan Mortgage Corp.	6.000%	10/01/37	1	1,613
Federal Home Loan Mortgage Corp.	6.000%	11/01/37	2,918	3,300,519
Federal Home Loan Mortgage Corp.	6.000%	11/01/37	444	502,197
Federal Home Loan Mortgage Corp.	6.000%	12/01/37	3	3,417
Federal Home Loan Mortgage Corp.	6.000%	01/01/38	49	55,648

A358

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
Federal Home Loan Mortgage Corp.	6.000%		01/01/38	24	$27,554
Federal Home Loan Mortgage Corp.	6.000%		01/01/38	24	27,196
Federal Home Loan Mortgage Corp.	6.000%		01/01/38	24	26,685
Federal Home Loan Mortgage Corp.	6.000%		01/01/38	18	21,001
Federal Home Loan Mortgage Corp.	6.000%		01/01/38	5	5,465
Federal Home Loan Mortgage Corp.	6.000%		04/01/38	57	64,618
Federal Home Loan Mortgage Corp.	6.000%		04/01/38	11	11,834
Federal Home Loan Mortgage Corp.	6.000%		06/01/38	1	1,573
Federal Home Loan Mortgage Corp.	6.000%		07/01/38	59	66,994
Federal Home Loan Mortgage Corp.	6.000%		08/01/38	429	484,250
Federal Home Loan Mortgage Corp.	6.000%		08/01/38	8	8,639
Federal Home Loan Mortgage Corp.	6.000%		08/01/38	8	8,570
Federal Home Loan Mortgage Corp.	6.000%		08/01/38	5	5,853
Federal Home Loan Mortgage Corp.	6.000%		09/01/38	24	26,663
Federal Home Loan Mortgage Corp.	6.000%		09/01/38	1	750
Federal Home Loan Mortgage Corp.	6.000%		10/01/38	11	12,780
Federal Home Loan Mortgage Corp.	6.000%		11/01/38	5	5,174
Federal Home Loan Mortgage Corp.	6.000%		01/01/39	1,322	1,490,290
Federal Home Loan Mortgage Corp.	6.000%		08/01/39	17	19,219
Federal Home Loan Mortgage Corp.	6.000%		09/01/39	1	1,481
Federal Home Loan Mortgage Corp.	6.000%		10/01/39	32	36,285
Federal Home Loan Mortgage Corp.	6.000%		03/01/40	35	39,204
Federal Home Loan Mortgage Corp.	6.000%		04/01/40	596	672,036
Federal Home Loan Mortgage Corp.	6.000%		05/01/40	2	2,817
Federal Home Loan Mortgage Corp., 12 Month LIBOR + 1.800%	3.301%	(c)	11/01/35	94	99,215
Federal National Mortgage Assoc.	0.901%		10/02/17	26,445	26,445,000
Federal National Mortgage Assoc.	2.500%		04/01/30	207	209,226
Federal National Mortgage Assoc.	2.500%		05/01/30	420	424,065
Federal National Mortgage Assoc.	2.500%		07/01/30	194	196,211
Federal National Mortgage Assoc.	2.500%		08/01/30	816	824,173
Federal National Mortgage Assoc.	2.500%		08/01/30	421	425,751
Federal National Mortgage Assoc.	2.500%		08/01/30	331	334,341
Federal National Mortgage Assoc.	2.500%		09/01/30	482	486,501
Federal National Mortgage Assoc.	2.500%		09/01/30	397	401,365
Federal National Mortgage Assoc.	2.500%		11/01/30	489	492,238
Federal National Mortgage Assoc.	2.500%		11/01/30	475	479,941
Federal National Mortgage Assoc.	2.500%		11/01/30	464	468,990
Federal National Mortgage Assoc.	2.500%		11/01/30	429	433,559
Federal National Mortgage Assoc.	2.500%		06/01/31	573	578,027
Federal National Mortgage Assoc.	2.500%		07/01/31	1,039	1,047,644
Federal National Mortgage Assoc.	2.500%		07/01/31	689	694,540
Federal National Mortgage Assoc.	2.500%		10/01/31	2,267	2,286,616
Federal National Mortgage Assoc.	2.500%		10/01/31	1,670	1,683,162
Federal National Mortgage Assoc.	2.500%		10/01/31	1,319	1,329,300
Federal National Mortgage Assoc.	2.500%		10/01/31	973	980,305
Federal National Mortgage Assoc.	2.500%		11/01/31	945	953,197
Federal National Mortgage Assoc.	2.500%		11/01/31	865	871,494
Federal National Mortgage Assoc.	2.500%		11/01/31	715	721,318
Federal National Mortgage Assoc.	2.500%		11/01/31	185	186,870
Federal National Mortgage Assoc.	2.500%		11/01/31	96	97,198
Federal National Mortgage Assoc.	2.500%		11/01/31	90	91,009
Federal National Mortgage Assoc.	2.500%		03/01/32	639	643,930
Federal National Mortgage Assoc.	2.500%		03/01/32	600	604,509
Federal National Mortgage Assoc.	2.500%		03/01/32	494	497,993
Federal National Mortgage Assoc.	2.500%		03/01/32	389	392,251
Federal National Mortgage Assoc.	2.500%		03/01/32	313	315,544
Federal National Mortgage Assoc.	2.500%		08/01/46	4,751	4,601,917
Federal National Mortgage Assoc.	2.500%		10/01/46	3,773	3,654,449

A359

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
Federal National Mortgage Assoc.	2.590%	09/01/28	1,648	$1,577,137
Federal National Mortgage Assoc.	2.950%	06/01/31	2,175	2,184,101
Federal National Mortgage Assoc.	3.000%	09/01/29	437	450,659
Federal National Mortgage Assoc.	3.000%	03/01/30	636	656,287
Federal National Mortgage Assoc.	3.000%	04/01/30	7,304	7,526,648
Federal National Mortgage Assoc.	3.000%	04/01/30	555	571,890
Federal National Mortgage Assoc.	3.000%	05/01/30	464	478,490
Federal National Mortgage Assoc.	3.000%	05/01/30	302	311,810
Federal National Mortgage Assoc.	3.000%	07/01/30	420	433,268
Federal National Mortgage Assoc.	3.000%	07/01/30	146	150,108
Federal National Mortgage Assoc.	3.000%	07/01/30	85	87,923
Federal National Mortgage Assoc.	3.000%	08/01/30	2,565	2,643,866
Federal National Mortgage Assoc.	3.000%	08/01/30	1,419	1,462,110
Federal National Mortgage Assoc.	3.000%	08/01/30	780	803,892
Federal National Mortgage Assoc.	3.000%	08/01/30	716	737,224
Federal National Mortgage Assoc.	3.000%	08/01/30	608	625,857
Federal National Mortgage Assoc.	3.000%	08/01/30	573	589,994
Federal National Mortgage Assoc.	3.000%	08/01/30	128	131,640
Federal National Mortgage Assoc.	3.000%	08/01/30	108	110,814
Federal National Mortgage Assoc.	3.000%	08/01/30	56	58,205
Federal National Mortgage Assoc.	3.000%	09/01/30	557	574,590
Federal National Mortgage Assoc.	3.000%	09/01/30	419	431,459
Federal National Mortgage Assoc.	3.000%	09/01/30	245	251,826
Federal National Mortgage Assoc.	3.000%	08/01/31	2,775	2,856,248
Federal National Mortgage Assoc.	3.000%	02/01/32	1,035	1,065,273
Federal National Mortgage Assoc.	3.000%	10/01/36	77	78,722
Federal National Mortgage Assoc.	3.000%	11/01/36	537	547,090
Federal National Mortgage Assoc.	3.000%	11/01/36	225	228,961
Federal National Mortgage Assoc.	3.000%	12/01/36	639	651,710
Federal National Mortgage Assoc.	3.000%	12/01/36	530	540,433
Federal National Mortgage Assoc.	3.000%	10/01/42	1,773	1,788,589
Federal National Mortgage Assoc.	3.000%	12/01/42	1,537	1,550,337
Federal National Mortgage Assoc.	3.000%	01/01/43	1,870	1,886,209
Federal National Mortgage Assoc.	3.000%	02/01/43	296	298,342
Federal National Mortgage Assoc.	3.000%	03/01/43	300	303,007
Federal National Mortgage Assoc.	3.000%	06/01/43	11,783	11,887,010
Federal National Mortgage Assoc.	3.000%	07/01/43	816	823,486
Federal National Mortgage Assoc.	3.000%	08/01/43	674	679,486
Federal National Mortgage Assoc.	3.000%	08/01/43	33	33,489
Federal National Mortgage Assoc.	3.000%	11/01/44	8,898	8,988,126
Federal National Mortgage Assoc.	3.000%	02/01/45	683	688,400
Federal National Mortgage Assoc.	3.000%	03/01/45	1,542	1,553,714
Federal National Mortgage Assoc.	3.000%	03/01/45	306	307,564
Federal National Mortgage Assoc.	3.000%	04/01/45	429	431,900
Federal National Mortgage Assoc.	3.000%	04/01/45	296	297,669
Federal National Mortgage Assoc.	3.000%	04/01/45	263	265,081
Federal National Mortgage Assoc.	3.000%	05/01/45	4,631	4,659,360
Federal National Mortgage Assoc.	3.000%	05/01/45	369	371,039
Federal National Mortgage Assoc.	3.000%	05/01/45	263	265,037
Federal National Mortgage Assoc.	3.000%	07/01/45	15,585	15,688,425
Federal National Mortgage Assoc.	3.000%	07/01/45	2,772	2,790,845
Federal National Mortgage Assoc.	3.000%	07/01/45	295	297,142
Federal National Mortgage Assoc.	3.000%	06/01/46	1,003	1,009,168
Federal National Mortgage Assoc.	3.000%	06/01/46	559	562,795
Federal National Mortgage Assoc.	3.000%	06/01/46	127	127,722
Federal National Mortgage Assoc.	3.000%	07/01/46	4,098	4,120,968
Federal National Mortgage Assoc.	3.000%	07/01/46	711	715,341
Federal National Mortgage Assoc.	3.000%	08/01/46	4,751	4,777,557
Federal National Mortgage Assoc.	3.000%	08/01/46	4,307	4,331,085

A360

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
Federal National Mortgage Assoc.	3.000%	08/01/46	1,270	$1,277,466
Federal National Mortgage Assoc.	3.000%	08/01/46	152	153,083
Federal National Mortgage Assoc.	3.000%	09/01/46	3,566	3,586,247
Federal National Mortgage Assoc.	3.000%	09/01/46	1,416	1,425,666
Federal National Mortgage Assoc.	3.000%	09/01/46	1,378	1,386,547
Federal National Mortgage Assoc.	3.000%	09/01/46	1,035	1,040,439
Federal National Mortgage Assoc.	3.000%	09/01/46	802	806,762
Federal National Mortgage Assoc.	3.000%	09/01/46	719	724,263
Federal National Mortgage Assoc.	3.000%	10/01/46	2,262	2,275,327
Federal National Mortgage Assoc.	3.000%	10/01/46	1,744	1,753,534
Federal National Mortgage Assoc.	3.000%	11/01/46	2,301	2,314,999
Federal National Mortgage Assoc.	3.000%	11/01/46	376	378,898
Federal National Mortgage Assoc.	3.000%	11/01/46	312	313,662
Federal National Mortgage Assoc.	3.000%	11/01/46	293	294,348
Federal National Mortgage Assoc.	3.000%	11/01/46	141	141,926
Federal National Mortgage Assoc.	3.000%	11/01/46	106	106,614
Federal National Mortgage Assoc.	3.000%	12/01/46	2,257	2,271,821
Federal National Mortgage Assoc.	3.000%	01/01/47	50,330	50,530,426
Federal National Mortgage Assoc.	3.000%	01/01/47	819	822,413
Federal National Mortgage Assoc.	3.000%	01/01/47	418	419,288
Federal National Mortgage Assoc.	3.000%	01/01/47	260	261,721
Federal National Mortgage Assoc.	3.000%	02/01/47	1,327	1,335,752
Federal National Mortgage Assoc.	3.000%	02/01/47	1,232	1,238,779
Federal National Mortgage Assoc.	3.000%	02/01/47	482	484,741
Federal National Mortgage Assoc.	3.000%	02/01/47	243	244,032
Federal National Mortgage Assoc.	3.000%	02/01/47	141	141,648
Federal National Mortgage Assoc.	3.000%	03/01/47	7,068	7,096,443
Federal National Mortgage Assoc.	3.000%	03/01/47	4,517	4,535,023
Federal National Mortgage Assoc.	3.000%	03/01/47	935	941,000
Federal National Mortgage Assoc.	3.000%	03/01/47	803	807,096
Federal National Mortgage Assoc.	3.000%	03/01/47	230	230,870
Federal National Mortgage Assoc.	3.000%	TBA	4,760	4,768,181
Federal National Mortgage Assoc.	3.340%	03/01/29	1,192	1,232,798
Federal National Mortgage Assoc.	3.500%	11/01/27	109	114,232
Federal National Mortgage Assoc.	3.500%	11/01/28	837	874,070
Federal National Mortgage Assoc.	3.500%	12/01/28	3,730	3,910,562
Federal National Mortgage Assoc.	3.500%	12/01/28	2,267	2,370,613
Federal National Mortgage Assoc.	3.500%	12/01/28	402	420,591
Federal National Mortgage Assoc.	3.500%	12/01/28	362	377,851
Federal National Mortgage Assoc.	3.500%	02/01/29	2,106	2,206,648
Federal National Mortgage Assoc.	3.500%	02/01/29	1,024	1,069,525
Federal National Mortgage Assoc.	3.500%	03/01/29	765	800,325
Federal National Mortgage Assoc.	3.500%	07/01/29	1,042	1,090,718
Federal National Mortgage Assoc.	3.500%	08/01/30	453	475,423
Federal National Mortgage Assoc.	3.500%	08/01/30	100	104,069
Federal National Mortgage Assoc.	3.500%	02/01/31	1,015	1,064,981
Federal National Mortgage Assoc.	3.500%	02/01/31	517	542,077
Federal National Mortgage Assoc.	3.500%	02/01/31	81	84,854
Federal National Mortgage Assoc.	3.500%	03/01/31	509	533,181
Federal National Mortgage Assoc.	3.500%	03/01/31	383	402,098
Federal National Mortgage Assoc.	3.500%	03/01/31	312	327,646
Federal National Mortgage Assoc.	3.500%	03/01/31	170	178,343
Federal National Mortgage Assoc.	3.500%	01/01/42	170	176,265
Federal National Mortgage Assoc.	3.500%	04/01/42	208	215,527
Federal National Mortgage Assoc.	3.500%	04/01/42	93	96,627
Federal National Mortgage Assoc.	3.500%	05/01/42	29	30,159
Federal National Mortgage Assoc.	3.500%	06/01/42	57	58,581
Federal National Mortgage Assoc.	3.500%	06/01/42	33	34,420
Federal National Mortgage Assoc.	3.500%	07/01/42	74	76,421

A361

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
Federal National Mortgage Assoc.	3.500%	08/01/42	122	$126,464
Federal National Mortgage Assoc.	3.500%	10/01/42	644	667,120
Federal National Mortgage Assoc.	3.500%	12/01/42	588	608,899
Federal National Mortgage Assoc.	3.500%	12/01/42	146	150,919
Federal National Mortgage Assoc.	3.500%	03/01/43	880	910,599
Federal National Mortgage Assoc.	3.500%	03/01/43	47	48,359
Federal National Mortgage Assoc.	3.500%	03/01/43	29	30,165
Federal National Mortgage Assoc.	3.500%	03/01/43	21	22,226
Federal National Mortgage Assoc.	3.500%	04/01/43	30	31,168
Federal National Mortgage Assoc.	3.500%	05/01/43	53	54,617
Federal National Mortgage Assoc.	3.500%	06/01/43	151	156,122
Federal National Mortgage Assoc.	3.500%	07/01/43	582	601,215
Federal National Mortgage Assoc.	3.500%	07/01/43	257	265,589
Federal National Mortgage Assoc.	3.500%	11/01/43	1,503	1,556,389
Federal National Mortgage Assoc.	3.500%	01/01/44	1,006	1,045,386
Federal National Mortgage Assoc.	3.500%	05/01/44	1,224	1,272,339
Federal National Mortgage Assoc.	3.500%	06/01/44	6,689	6,926,415
Federal National Mortgage Assoc.	3.500%	02/01/45	662	685,969
Federal National Mortgage Assoc.	3.500%	07/01/45	1,595	1,652,625
Federal National Mortgage Assoc.	3.500%	03/01/46	730	756,253
Federal National Mortgage Assoc.	3.500%	05/01/46	474	491,025
Federal National Mortgage Assoc.	3.500%	06/01/46	2,435	2,522,634
Federal National Mortgage Assoc.	3.500%	06/01/46	1,915	1,984,525
Federal National Mortgage Assoc.	3.500%	08/01/46	1,048	1,086,037
Federal National Mortgage Assoc.	3.500%	09/01/46	962	997,540
Federal National Mortgage Assoc.	3.500%	09/01/46	23	23,627
Federal National Mortgage Assoc.	3.500%	11/01/46	900	935,685
Federal National Mortgage Assoc.	3.500%	11/01/46	143	147,995
Federal National Mortgage Assoc.	3.500%	11/01/46	63	65,273
Federal National Mortgage Assoc.	3.500%	11/01/46	41	42,276
Federal National Mortgage Assoc.	3.500%	12/01/46	1,786	1,852,821
Federal National Mortgage Assoc.	3.500%	01/01/47	2,685	2,791,363
Federal National Mortgage Assoc.	3.500%	01/01/47	1,039	1,080,281
Federal National Mortgage Assoc.	3.500%	01/01/47	314	325,912
Federal National Mortgage Assoc.	3.500%	01/01/47	171	176,697
Federal National Mortgage Assoc.	3.500%	02/01/47	178	184,838
Federal National Mortgage Assoc.	3.500%	05/01/47	939	973,470
Federal National Mortgage Assoc.	3.500%	TBA	61,425	63,208,962
Federal National Mortgage Assoc.	3.500%	TBA	17,957	18,512,154
Federal National Mortgage Assoc.	3.550%	02/01/30	1,800	1,887,890
Federal National Mortgage Assoc.	4.000%	04/01/21	14	14,214
Federal National Mortgage Assoc.	4.000%	04/01/23	9	9,087
Federal National Mortgage Assoc.	4.000%	03/01/24	4	3,994
Federal National Mortgage Assoc.	4.000%	04/01/24	14	14,541
Federal National Mortgage Assoc.	4.000%	05/01/24	4	4,585
Federal National Mortgage Assoc.	4.000%	06/01/24	2,403	2,516,318
Federal National Mortgage Assoc.	4.000%	06/01/24	9	8,970
Federal National Mortgage Assoc.	4.000%	07/01/24	13	13,487
Federal National Mortgage Assoc.	4.000%	08/01/24	20	20,234
Federal National Mortgage Assoc.	4.000%	10/01/24	41	43,426
Federal National Mortgage Assoc.	4.000%	11/01/24	17	18,099
Federal National Mortgage Assoc.	4.000%	12/01/24	32	33,314
Federal National Mortgage Assoc.	4.000%	02/01/25	4	3,812
Federal National Mortgage Assoc.	4.000%	05/01/25	37	38,386
Federal National Mortgage Assoc.	4.000%	05/01/25	26	27,801
Federal National Mortgage Assoc.	4.000%	05/01/25	5	5,531
Federal National Mortgage Assoc.	4.000%	07/01/25	58	59,821
Federal National Mortgage Assoc.	4.000%	07/01/25	19	19,956
Federal National Mortgage Assoc.	4.000%	08/01/25	43	45,070

A362

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
Federal National Mortgage Assoc.	4.000%	08/01/25	7	$7,288
Federal National Mortgage Assoc.	4.000%	08/01/25	6	6,035
Federal National Mortgage Assoc.	4.000%	09/01/25	3	3,299
Federal National Mortgage Assoc.	4.000%	10/01/25	44	46,174
Federal National Mortgage Assoc.	4.000%	10/01/25	5	5,106
Federal National Mortgage Assoc.	4.000%	12/01/25	31	32,990
Federal National Mortgage Assoc.	4.000%	12/01/25	9	9,407
Federal National Mortgage Assoc.	4.000%	12/01/25	3	3,223
Federal National Mortgage Assoc.	4.000%	01/01/26	30	31,656
Federal National Mortgage Assoc.	4.000%	02/01/26	16	16,812
Federal National Mortgage Assoc.	4.000%	03/01/26	56	57,661
Federal National Mortgage Assoc.	4.000%	03/01/26	49	50,536
Federal National Mortgage Assoc.	4.000%	03/01/26	15	15,794
Federal National Mortgage Assoc.	4.000%	03/01/26	14	14,298
Federal National Mortgage Assoc.	4.000%	05/01/26	42	43,926
Federal National Mortgage Assoc.	4.000%	05/01/26	16	17,210
Federal National Mortgage Assoc.	4.000%	08/01/26	19	19,283
Federal National Mortgage Assoc.	4.000%	04/01/27	7	7,295
Federal National Mortgage Assoc.	4.000%	05/01/29	6	6,144
Federal National Mortgage Assoc.	4.000%	10/01/30	24	25,409
Federal National Mortgage Assoc.	4.000%	10/01/31	615	654,290
Federal National Mortgage Assoc.	4.000%	01/01/36	772	817,171
Federal National Mortgage Assoc.	4.000%	05/01/39	26	27,296
Federal National Mortgage Assoc.	4.000%	07/01/39	737	780,111
Federal National Mortgage Assoc.	4.000%	07/01/40	747	789,765
Federal National Mortgage Assoc.	4.000%	08/01/40	1,334	1,410,841
Federal National Mortgage Assoc.	4.000%	08/01/40	19	20,507
Federal National Mortgage Assoc.	4.000%	10/01/40	3,509	3,741,098
Federal National Mortgage Assoc.	4.000%	10/01/40	60	63,925
Federal National Mortgage Assoc.	4.000%	11/01/40	235	248,501
Federal National Mortgage Assoc.	4.000%	12/01/40	1,085	1,148,006
Federal National Mortgage Assoc.	4.000%	12/01/40	164	173,571
Federal National Mortgage Assoc.	4.000%	01/01/41	313	332,145
Federal National Mortgage Assoc.	4.000%	04/01/41	99	104,530
Federal National Mortgage Assoc.	4.000%	09/01/41	2,878	3,043,608
Federal National Mortgage Assoc.	4.000%	09/01/41	1,625	1,718,856
Federal National Mortgage Assoc.	4.000%	09/01/41	245	259,026
Federal National Mortgage Assoc.	4.000%	10/01/41	170	180,186
Federal National Mortgage Assoc.	4.000%	12/01/41	611	655,362
Federal National Mortgage Assoc.	4.000%	12/01/41	206	220,373
Federal National Mortgage Assoc.	4.000%	02/01/42	621	656,814
Federal National Mortgage Assoc.	4.000%	04/01/42	162	171,612
Federal National Mortgage Assoc.	4.000%	05/01/42	1,089	1,151,495
Federal National Mortgage Assoc.	4.000%	05/01/42	351	371,266
Federal National Mortgage Assoc.	4.000%	06/01/42	383	404,489
Federal National Mortgage Assoc.	4.000%	07/01/42	797	854,618
Federal National Mortgage Assoc.	4.000%	07/01/42	268	283,551
Federal National Mortgage Assoc.	4.000%	08/01/42	190	200,632
Federal National Mortgage Assoc.	4.000%	09/01/42	340	359,125
Federal National Mortgage Assoc.	4.000%	09/01/42	126	133,034
Federal National Mortgage Assoc.	4.000%	12/01/42	962	1,031,849
Federal National Mortgage Assoc.	4.000%	12/01/42	454	479,788
Federal National Mortgage Assoc.	4.000%	01/01/43	604	638,823
Federal National Mortgage Assoc.	4.000%	10/01/43	1,986	2,098,591
Federal National Mortgage Assoc.	4.000%	10/01/43	452	478,301
Federal National Mortgage Assoc.	4.000%	01/01/44	1,152	1,230,267
Federal National Mortgage Assoc.	4.000%	02/01/44	6,597	7,060,827
Federal National Mortgage Assoc.	4.000%	03/01/44	229	243,663
Federal National Mortgage Assoc.	4.000%	07/01/44	128	135,833

A363

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
Federal National Mortgage Assoc.	4.000%	12/01/44	748	$800,121
Federal National Mortgage Assoc.	4.000%	12/01/44	730	781,389
Federal National Mortgage Assoc.	4.000%	12/01/44	47	50,488
Federal National Mortgage Assoc.	4.000%	12/01/44	40	42,440
Federal National Mortgage Assoc.	4.000%	02/01/45	681	726,734
Federal National Mortgage Assoc.	4.000%	02/01/45	374	397,099
Federal National Mortgage Assoc.	4.000%	02/01/45	70	74,549
Federal National Mortgage Assoc.	4.000%	03/01/45	72	77,035
Federal National Mortgage Assoc.	4.000%	03/01/45	67	72,120
Federal National Mortgage Assoc.	4.000%	05/01/45	157	166,611
Federal National Mortgage Assoc.	4.000%	08/01/45	414	435,996
Federal National Mortgage Assoc.	4.000%	10/01/45	1,782	1,905,077
Federal National Mortgage Assoc.	4.000%	10/01/45	514	549,439
Federal National Mortgage Assoc.	4.000%	10/01/45	376	403,081
Federal National Mortgage Assoc.	4.000%	10/01/45	201	214,599
Federal National Mortgage Assoc.	4.000%	10/01/45	196	207,594
Federal National Mortgage Assoc.	4.000%	10/01/45	192	205,336
Federal National Mortgage Assoc.	4.000%	10/01/45	179	191,152
Federal National Mortgage Assoc.	4.000%	10/01/45	162	173,636
Federal National Mortgage Assoc.	4.000%	11/01/45	873	932,761
Federal National Mortgage Assoc.	4.000%	11/01/45	570	607,442
Federal National Mortgage Assoc.	4.000%	12/01/45	1,828	1,949,375
Federal National Mortgage Assoc.	4.000%	12/01/45	545	582,312
Federal National Mortgage Assoc.	4.000%	12/01/45	475	508,815
Federal National Mortgage Assoc.	4.000%	12/01/45	247	261,968
Federal National Mortgage Assoc.	4.000%	01/01/46	619	663,587
Federal National Mortgage Assoc.	4.000%	02/01/46	1,163	1,240,593
Federal National Mortgage Assoc.	4.000%	02/01/46	209	220,330
Federal National Mortgage Assoc.	4.000%	04/01/46	6,574	6,979,083
Federal National Mortgage Assoc.	4.000%	04/01/46	29	30,522
Federal National Mortgage Assoc.	4.000%	05/01/46	2,095	2,220,278
Federal National Mortgage Assoc.	4.000%	06/01/46	2,526	2,676,929
Federal National Mortgage Assoc.	4.000%	06/01/46	190	203,100
Federal National Mortgage Assoc.	4.000%	07/01/46	4,241	4,517,143
Federal National Mortgage Assoc.	4.000%	11/01/46	481	512,593
Federal National Mortgage Assoc.	4.000%	03/01/47	2,745	2,923,442
Federal National Mortgage Assoc.	4.000%	04/01/47	819	867,399
Federal National Mortgage Assoc.	4.000%	07/01/47	1,236	1,314,552
Federal National Mortgage Assoc.	4.000%	08/01/47	36,213	38,146,778
Federal National Mortgage Assoc.	4.000%	08/01/47	1,201	1,276,688
Federal National Mortgage Assoc.	4.000%	08/01/47	1,077	1,143,614
Federal National Mortgage Assoc.	4.000%	TBA	13,470	14,161,390
Federal National Mortgage Assoc.	4.500%	05/01/22	18	18,408
Federal National Mortgage Assoc.	4.500%	07/01/22	1	579
Federal National Mortgage Assoc.	4.500%	04/01/24	55	57,649
Federal National Mortgage Assoc.	4.500%	08/01/24	4	4,230
Federal National Mortgage Assoc.	4.500%	09/01/24	4	3,895
Federal National Mortgage Assoc.	4.500%	09/01/24	2	2,194
Federal National Mortgage Assoc.	4.500%	12/01/24	26	27,212
Federal National Mortgage Assoc.	4.500%	02/01/25	9	9,312
Federal National Mortgage Assoc.	4.500%	03/01/25	24	25,315
Federal National Mortgage Assoc.	4.500%	03/01/25	2	2,284
Federal National Mortgage Assoc.	4.500%	04/01/25	45	47,147
Federal National Mortgage Assoc.	4.500%	04/01/25	18	18,662
Federal National Mortgage Assoc.	4.500%	04/01/25	9	9,507
Federal National Mortgage Assoc.	4.500%	04/01/25	6	6,175
Federal National Mortgage Assoc.	4.500%	04/01/25	4	4,667
Federal National Mortgage Assoc.	4.500%	05/01/25	6	5,916
Federal National Mortgage Assoc.	4.500%	05/01/25	4	4,007

A364

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
Federal National Mortgage Assoc.	4.500%	07/01/25	46	$48,656
Federal National Mortgage Assoc.	4.500%	09/01/25	6	6,287
Federal National Mortgage Assoc.	4.500%	09/01/25	2	1,642
Federal National Mortgage Assoc.	4.500%	11/01/35	14	14,884
Federal National Mortgage Assoc.	4.500%	05/01/37	9	9,640
Federal National Mortgage Assoc.	4.500%	04/01/39	13	14,497
Federal National Mortgage Assoc.	4.500%	04/01/39	9	9,788
Federal National Mortgage Assoc.	4.500%	06/01/39	36	39,593
Federal National Mortgage Assoc.	4.500%	08/01/39	94	102,375
Federal National Mortgage Assoc.	4.500%	02/01/40	13,900	14,982,506
Federal National Mortgage Assoc.	4.500%	06/01/40	103	111,875
Federal National Mortgage Assoc.	4.500%	07/01/40	242	261,228
Federal National Mortgage Assoc.	4.500%	08/01/40	46	49,675
Federal National Mortgage Assoc.	4.500%	11/01/40	339	363,496
Federal National Mortgage Assoc.	4.500%	01/01/41	97	105,733
Federal National Mortgage Assoc.	4.500%	03/01/41	29	31,299
Federal National Mortgage Assoc.	4.500%	04/01/41	5	5,023
Federal National Mortgage Assoc.	4.500%	05/01/41	10	10,480
Federal National Mortgage Assoc.	4.500%	05/01/41	9	10,188
Federal National Mortgage Assoc.	4.500%	07/01/41	140	151,194
Federal National Mortgage Assoc.	4.500%	07/01/41	51	54,741
Federal National Mortgage Assoc.	4.500%	08/01/41	328	354,851
Federal National Mortgage Assoc.	4.500%	09/01/41	66	71,786
Federal National Mortgage Assoc.	4.500%	10/01/41	71	77,341
Federal National Mortgage Assoc.	4.500%	10/01/41	35	37,496
Federal National Mortgage Assoc.	4.500%	01/01/42	22	24,186
Federal National Mortgage Assoc.	4.500%	06/01/42	15	15,573
Federal National Mortgage Assoc.	4.500%	09/01/42	1,540	1,664,031
Federal National Mortgage Assoc.	4.500%	09/01/42	900	969,709
Federal National Mortgage Assoc.	4.500%	11/01/42	89	95,529
Federal National Mortgage Assoc.	4.500%	10/01/43	1,029	1,106,376
Federal National Mortgage Assoc.	4.500%	03/01/44	1,357	1,458,897
Federal National Mortgage Assoc.	4.500%	04/01/44	513	554,212
Federal National Mortgage Assoc.	4.500%	05/01/44	483	523,542
Federal National Mortgage Assoc.	4.500%	01/01/45	1,013	1,089,656
Federal National Mortgage Assoc.	4.500%	05/01/45	1,129	1,213,551
Federal National Mortgage Assoc.	4.500%	11/01/45	74	80,460
Federal National Mortgage Assoc.	4.500%	06/01/46	900	978,201
Federal National Mortgage Assoc.	4.500%	08/01/46	618	674,537
Federal National Mortgage Assoc.	4.500%	12/01/46	421	452,977
Federal National Mortgage Assoc.	4.500%	01/01/47	184	197,818
Federal National Mortgage Assoc.	4.500%	TBA	3,100	3,166,359
Federal National Mortgage Assoc.	5.000%	02/01/35	3,539	3,899,801
Federal National Mortgage Assoc.	5.000%	08/01/35	4	4,323
Federal National Mortgage Assoc.	5.000%	09/01/35	153	168,401
Federal National Mortgage Assoc.	5.000%	09/01/35	20	22,224
Federal National Mortgage Assoc.	5.000%	10/01/35	6	6,425
Federal National Mortgage Assoc.	5.000%	03/01/36	10	10,757
Federal National Mortgage Assoc.	5.000%	12/01/36	6	6,830
Federal National Mortgage Assoc.	5.000%	06/01/37	9	9,533
Federal National Mortgage Assoc.	5.000%	01/01/38	13	13,979
Federal National Mortgage Assoc.	5.000%	12/01/39	9	10,164
Federal National Mortgage Assoc.	5.000%	01/01/40	8	9,202
Federal National Mortgage Assoc.	5.000%	05/01/40	39	43,017
Federal National Mortgage Assoc.	5.000%	05/01/40	11	12,518
Federal National Mortgage Assoc.	5.000%	01/01/41	11	12,018
Federal National Mortgage Assoc.	5.000%	04/01/41	8	9,113
Federal National Mortgage Assoc.	5.000%	05/01/41	6	6,581
Federal National Mortgage Assoc.	5.000%	07/01/41	4,446	4,860,624

A365

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#		Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
Federal National Mortgage Assoc.	5.000%	01/01/42	9		$9,759
Federal National Mortgage Assoc.	5.000%	12/01/43	6,516		7,116,346
Federal National Mortgage Assoc.	5.500%	06/01/21	11		11,694
Federal National Mortgage Assoc.	5.500%	06/01/21	2		1,876
Federal National Mortgage Assoc.	5.500%	09/01/21	10		10,706
Federal National Mortgage Assoc.	5.500%	01/01/22	7		7,099
Federal National Mortgage Assoc.	5.500%	03/01/22	8		8,243
Federal National Mortgage Assoc.	5.500%	04/01/22	27		28,426
Federal National Mortgage Assoc.	5.500%	11/01/22	—	(r)	520
Federal National Mortgage Assoc.	5.500%	12/01/22	2		1,584
Federal National Mortgage Assoc.	5.500%	12/01/22	1		536
Federal National Mortgage Assoc.	5.500%	04/01/24	7		7,840
Federal National Mortgage Assoc.	5.500%	06/01/24	27		28,303
Federal National Mortgage Assoc.	5.500%	09/01/27	1		1,033
Federal National Mortgage Assoc.	5.500%	07/01/28	19		20,989
Federal National Mortgage Assoc.	5.500%	04/01/30	52		58,028
Federal National Mortgage Assoc.	5.500%	12/01/30	1		957
Federal National Mortgage Assoc.	5.500%	11/01/32	1		1,195
Federal National Mortgage Assoc.	5.500%	12/01/32	18		19,492
Federal National Mortgage Assoc.	5.500%	01/01/33	46		50,417
Federal National Mortgage Assoc.	5.500%	01/01/33	32		35,711
Federal National Mortgage Assoc.	5.500%	04/01/33	38		42,785
Federal National Mortgage Assoc.	5.500%	04/01/33	1		742
Federal National Mortgage Assoc.	5.500%	06/01/33	2		1,701
Federal National Mortgage Assoc.	5.500%	07/01/33	23		25,596
Federal National Mortgage Assoc.	5.500%	09/01/33	13		14,276
Federal National Mortgage Assoc.	5.500%	09/01/33	5		5,938
Federal National Mortgage Assoc.	5.500%	10/01/33	31		34,883
Federal National Mortgage Assoc.	5.500%	11/01/33	21		22,982
Federal National Mortgage Assoc.	5.500%	11/01/33	19		21,097
Federal National Mortgage Assoc.	5.500%	11/01/33	17		18,905
Federal National Mortgage Assoc.	5.500%	11/01/33	6		6,183
Federal National Mortgage Assoc.	5.500%	11/01/33	4		4,509
Federal National Mortgage Assoc.	5.500%	11/01/33	3		3,539
Federal National Mortgage Assoc.	5.500%	12/01/33	24		27,000
Federal National Mortgage Assoc.	5.500%	12/01/33	19		20,489
Federal National Mortgage Assoc.	5.500%	12/01/33	11		12,479
Federal National Mortgage Assoc.	5.500%	01/01/34	13		13,938
Federal National Mortgage Assoc.	5.500%	01/01/34	4		4,869
Federal National Mortgage Assoc.	5.500%	02/01/34	32		36,172
Federal National Mortgage Assoc.	5.500%	02/01/34	6		6,846
Federal National Mortgage Assoc.	5.500%	02/01/34	4		4,918
Federal National Mortgage Assoc.	5.500%	03/01/34	30		33,085
Federal National Mortgage Assoc.	5.500%	03/01/34	5		5,096
Federal National Mortgage Assoc.	5.500%	04/01/34	3		3,463
Federal National Mortgage Assoc.	5.500%	07/01/34	38		41,790
Federal National Mortgage Assoc.	5.500%	07/01/34	2		1,678
Federal National Mortgage Assoc.	5.500%	09/01/34	18		20,436
Federal National Mortgage Assoc.	5.500%	11/01/34	5		5,727
Federal National Mortgage Assoc.	5.500%	12/01/34	16		17,933
Federal National Mortgage Assoc.	5.500%	12/01/34	6		6,478
Federal National Mortgage Assoc.	5.500%	12/01/34	4		4,644
Federal National Mortgage Assoc.	5.500%	12/01/34	1		1,650
Federal National Mortgage Assoc.	5.500%	02/01/35	40		44,452
Federal National Mortgage Assoc.	5.500%	02/01/35	11		12,623
Federal National Mortgage Assoc.	5.500%	02/01/35	3		3,199
Federal National Mortgage Assoc.	5.500%	03/01/35	44		49,640
Federal National Mortgage Assoc.	5.500%	03/01/35	44		49,158
Federal National Mortgage Assoc.	5.500%	03/01/35	41		45,585

A366

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#		Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
Federal National Mortgage Assoc.	5.500%	03/01/35	21		$23,288
Federal National Mortgage Assoc.	5.500%	04/01/35	25		27,636
Federal National Mortgage Assoc.	5.500%	04/01/35	4		4,759
Federal National Mortgage Assoc.	5.500%	05/01/35	14		15,162
Federal National Mortgage Assoc.	5.500%	05/01/35	7		8,288
Federal National Mortgage Assoc.	5.500%	06/01/35	4		4,526
Federal National Mortgage Assoc.	5.500%	07/01/35	8		9,164
Federal National Mortgage Assoc.	5.500%	09/01/35	31		34,244
Federal National Mortgage Assoc.	5.500%	09/01/35	7		7,638
Federal National Mortgage Assoc.	5.500%	10/01/35	43		48,352
Federal National Mortgage Assoc.	5.500%	10/01/35	37		41,032
Federal National Mortgage Assoc.	5.500%	10/01/35	18		20,291
Federal National Mortgage Assoc.	5.500%	10/01/35	11		12,313
Federal National Mortgage Assoc.	5.500%	10/01/35	8		8,870
Federal National Mortgage Assoc.	5.500%	10/01/35	5		5,585
Federal National Mortgage Assoc.	5.500%	11/01/35	26		28,522
Federal National Mortgage Assoc.	5.500%	11/01/35	2		1,922
Federal National Mortgage Assoc.	5.500%	11/01/35	1		1,029
Federal National Mortgage Assoc.	5.500%	12/01/35	44		48,688
Federal National Mortgage Assoc.	5.500%	12/01/35	32		35,769
Federal National Mortgage Assoc.	5.500%	12/01/35	26		28,921
Federal National Mortgage Assoc.	5.500%	12/01/35	24		26,998
Federal National Mortgage Assoc.	5.500%	12/01/35	3		3,800
Federal National Mortgage Assoc.	5.500%	12/01/35	3		3,560
Federal National Mortgage Assoc.	5.500%	12/01/35	1		1,338
Federal National Mortgage Assoc.	5.500%	12/01/35	1		802
Federal National Mortgage Assoc.	5.500%	12/01/35	1		653
Federal National Mortgage Assoc.	5.500%	01/01/36	4		4,557
Federal National Mortgage Assoc.	5.500%	02/01/36	2		1,765
Federal National Mortgage Assoc.	5.500%	03/01/36	43		47,873
Federal National Mortgage Assoc.	5.500%	03/01/36	11		12,357
Federal National Mortgage Assoc.	5.500%	03/01/36	4		4,330
Federal National Mortgage Assoc.	5.500%	05/01/36	—	(r)	397
Federal National Mortgage Assoc.	5.500%	07/01/36	7		7,705
Federal National Mortgage Assoc.	5.500%	07/01/36	2		1,826
Federal National Mortgage Assoc.	5.500%	08/01/36	5		5,036
Federal National Mortgage Assoc.	5.500%	11/01/36	9		9,607
Federal National Mortgage Assoc.	5.500%	01/01/37	35		38,864
Federal National Mortgage Assoc.	5.500%	02/01/37	29		32,649
Federal National Mortgage Assoc.	5.500%	04/01/37	36		40,371
Federal National Mortgage Assoc.	5.500%	06/01/37	12		13,401
Federal National Mortgage Assoc.	5.500%	06/01/37	11		12,572
Federal National Mortgage Assoc.	5.500%	08/01/37	30		33,827
Federal National Mortgage Assoc.	5.500%	08/01/37	16		18,358
Federal National Mortgage Assoc.	5.500%	08/01/37	3		3,771
Federal National Mortgage Assoc.	5.500%	08/01/37	2		2,410
Federal National Mortgage Assoc.	5.500%	03/01/38	48		53,451
Federal National Mortgage Assoc.	5.500%	12/01/38	13		14,674
Federal National Mortgage Assoc.	5.500%	01/01/39	156		173,556
Federal National Mortgage Assoc.	5.500%	09/01/39	16		17,422
Federal National Mortgage Assoc.	5.500%	12/01/39	213		236,318
Federal National Mortgage Assoc.	5.500%	06/01/40	39		42,833
Federal National Mortgage Assoc.	5.500%	TBA	8,135		9,001,290
Federal National Mortgage Assoc.	6.000%	09/01/21	31		32,776
Federal National Mortgage Assoc.	6.000%	10/01/23	17		17,019
Federal National Mortgage Assoc.	6.000%	11/01/28	2		2,326
Federal National Mortgage Assoc.	6.000%	02/01/29	2		1,743
Federal National Mortgage Assoc.	6.000%	03/01/32	2		1,746
Federal National Mortgage Assoc.	6.000%	11/01/32	—	(r)	208

A367

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#		Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
Federal National Mortgage Assoc.	6.000%	05/01/33	1		$779
Federal National Mortgage Assoc.	6.000%	01/01/34	34		39,662
Federal National Mortgage Assoc.	6.000%	11/01/35	19		21,625
Federal National Mortgage Assoc.	6.000%	12/01/35	3		3,286
Federal National Mortgage Assoc.	6.000%	03/01/36	1		607
Federal National Mortgage Assoc.	6.000%	04/01/36	15		17,594
Federal National Mortgage Assoc.	6.000%	06/01/36	—	(r)	553
Federal National Mortgage Assoc.	6.000%	06/01/36	—	(r)	506
Federal National Mortgage Assoc.	6.000%	07/01/36	11		12,512
Federal National Mortgage Assoc.	6.000%	07/01/36	1		672
Federal National Mortgage Assoc.	6.000%	08/01/36	33		38,149
Federal National Mortgage Assoc.	6.000%	08/01/36	10		10,887
Federal National Mortgage Assoc.	6.000%	08/01/36	8		9,053
Federal National Mortgage Assoc.	6.000%	08/01/36	1		935
Federal National Mortgage Assoc.	6.000%	08/01/36	—	(r)	438
Federal National Mortgage Assoc.	6.000%	09/01/36	24		26,495
Federal National Mortgage Assoc.	6.000%	09/01/36	13		14,835
Federal National Mortgage Assoc.	6.000%	09/01/36	4		4,261
Federal National Mortgage Assoc.	6.000%	09/01/36	4		3,968
Federal National Mortgage Assoc.	6.000%	09/01/36	3		3,737
Federal National Mortgage Assoc.	6.000%	09/01/36	1		1,387
Federal National Mortgage Assoc.	6.000%	09/01/36	1		789
Federal National Mortgage Assoc.	6.000%	10/01/36	24		26,752
Federal National Mortgage Assoc.	6.000%	10/01/36	23		26,178
Federal National Mortgage Assoc.	6.000%	10/01/36	4		4,674
Federal National Mortgage Assoc.	6.000%	10/01/36	1		854
Federal National Mortgage Assoc.	6.000%	11/01/36	38		42,887
Federal National Mortgage Assoc.	6.000%	11/01/36	20		22,299
Federal National Mortgage Assoc.	6.000%	11/01/36	19		21,369
Federal National Mortgage Assoc.	6.000%	11/01/36	14		16,052
Federal National Mortgage Assoc.	6.000%	11/01/36	4		4,307
Federal National Mortgage Assoc.	6.000%	11/01/36	3		3,773
Federal National Mortgage Assoc.	6.000%	11/01/36	—	(r)	512
Federal National Mortgage Assoc.	6.000%	12/01/36	17		19,444
Federal National Mortgage Assoc.	6.000%	12/01/36	16		18,138
Federal National Mortgage Assoc.	6.000%	12/01/36	12		13,389
Federal National Mortgage Assoc.	6.000%	12/01/36	6		6,667
Federal National Mortgage Assoc.	6.000%	12/01/36	2		1,712
Federal National Mortgage Assoc.	6.000%	12/01/36	1		638
Federal National Mortgage Assoc.	6.000%	12/01/36	—	(r)	542
Federal National Mortgage Assoc.	6.000%	12/01/36	—	(r)	267
Federal National Mortgage Assoc.	6.000%	01/01/37	3,741		4,256,447
Federal National Mortgage Assoc.	6.000%	01/01/37	31		35,128
Federal National Mortgage Assoc.	6.000%	01/01/37	27		30,640
Federal National Mortgage Assoc.	6.000%	01/01/37	14		15,964
Federal National Mortgage Assoc.	6.000%	01/01/37	1		1,690
Federal National Mortgage Assoc.	6.000%	01/01/37	1		1,298
Federal National Mortgage Assoc.	6.000%	02/01/37	437		495,984
Federal National Mortgage Assoc.	6.000%	02/01/37	26		30,032
Federal National Mortgage Assoc.	6.000%	03/01/37	86		97,322
Federal National Mortgage Assoc.	6.000%	03/01/37	40		45,101
Federal National Mortgage Assoc.	6.000%	03/01/37	30		33,997
Federal National Mortgage Assoc.	6.000%	03/01/37	—	(r)	469
Federal National Mortgage Assoc.	6.000%	05/01/37	34		38,678
Federal National Mortgage Assoc.	6.000%	05/01/37	27		30,337
Federal National Mortgage Assoc.	6.000%	05/01/37	24		27,797
Federal National Mortgage Assoc.	6.000%	05/01/37	10		11,800
Federal National Mortgage Assoc.	6.000%	05/01/37	4		4,776
Federal National Mortgage Assoc.	6.000%	06/01/37	8		9,190

A368

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
Federal National Mortgage Assoc.	6.000%		07/01/37	3	$3,928
Federal National Mortgage Assoc.	6.000%		08/01/37	25	28,794
Federal National Mortgage Assoc.	6.000%		08/01/37	21	24,177
Federal National Mortgage Assoc.	6.000%		08/01/37	15	17,295
Federal National Mortgage Assoc.	6.000%		08/01/37	1	1,512
Federal National Mortgage Assoc.	6.000%		10/01/37	1	1,463
Federal National Mortgage Assoc.	6.000%		10/01/38	2	2,500
Federal National Mortgage Assoc.	6.500%		10/01/36	1,623	1,847,667
Government National Mortgage Assoc.	3.000%		TBA	53,397	54,139,549
Government National Mortgage Assoc.	3.500%		12/20/41	2,310	2,411,217
Government National Mortgage Assoc.	3.500%		01/15/42	422	440,283
Government National Mortgage Assoc.	3.500%		09/20/42	612	639,597
Government National Mortgage Assoc.	3.500%		01/20/43	594	620,738
Government National Mortgage Assoc.	3.500%		04/15/43	657	684,379
Government National Mortgage Assoc.	3.500%		10/20/46	545	569,442
Government National Mortgage Assoc.	3.500%		10/20/46	456	476,053
Government National Mortgage Assoc.	3.500%		10/20/46	229	240,071
Government National Mortgage Assoc.	3.500%		10/20/46	218	228,463
Government National Mortgage Assoc.	3.500%		10/20/46	189	198,190
Government National Mortgage Assoc.	3.500%		04/20/47	9,852	10,253,052
Government National Mortgage Assoc.	3.500%		TBA	52,418	54,482,076
Government National Mortgage Assoc.	4.000%		04/20/39	36	38,604
Government National Mortgage Assoc.	4.000%		07/20/39	618	656,814
Government National Mortgage Assoc.	4.000%		10/20/40	639	678,730
Government National Mortgage Assoc.	4.000%		12/20/40	3,832	4,065,751
Government National Mortgage Assoc.	4.000%		01/15/41	766	811,933
Government National Mortgage Assoc.	4.000%		01/20/41	108	114,267
Government National Mortgage Assoc.	4.000%		03/15/41	539	570,918
Government National Mortgage Assoc.	4.000%		04/20/42	748	793,656
Government National Mortgage Assoc.	4.000%		10/20/46	135	142,208
Government National Mortgage Assoc.	4.000%		06/20/47	3,546	3,747,167
Government National Mortgage Assoc.	4.000%		TBA	19,106	20,103,094
Government National Mortgage Assoc.	4.000%		TBA	1,195	1,258,438
Government National Mortgage Assoc.	4.385%	(cc)	04/20/62	1,904	1,955,283
Government National Mortgage Assoc.	4.427%	(cc)	05/20/63	1,298	1,358,837
Government National Mortgage Assoc.	4.498%	(cc)	05/20/63	1,333	1,397,659
Government National Mortgage Assoc.	4.500%		12/20/39	49	52,934
Government National Mortgage Assoc.	4.500%		01/20/40	61	65,748
Government National Mortgage Assoc.	4.500%		02/20/40	48	51,957
Government National Mortgage Assoc.	4.500%		05/20/40	428	460,039
Government National Mortgage Assoc.	4.500%		06/20/40	272	292,714
Government National Mortgage Assoc.	4.500%		07/20/40	20	22,096
Government National Mortgage Assoc.	4.500%		08/20/40	137	147,857
Government National Mortgage Assoc.	4.500%		09/20/40	21	23,149
Government National Mortgage Assoc.	4.500%		10/20/40	34	37,157
Government National Mortgage Assoc.	4.500%		03/20/41	565	607,870
Government National Mortgage Assoc.	4.500%		07/20/41	218	232,864
Government National Mortgage Assoc.	4.500%		09/20/41	671	721,468
Government National Mortgage Assoc.	4.500%		02/20/42	906	973,395
Government National Mortgage Assoc.	4.500%		10/20/44	947	1,011,262
Government National Mortgage Assoc.	4.500%		11/20/44	6,630	7,077,487
Government National Mortgage Assoc.	4.500%		TBA	10,000	10,673,437
Government National Mortgage Assoc.	4.520%	(cc)	12/20/64	1,264	1,310,668
Government National Mortgage Assoc.	4.528%	(cc)	01/20/63	250	260,220
Government National Mortgage Assoc.	4.535%	(cc)	09/20/62	1,320	1,368,070
Government National Mortgage Assoc.	4.543%	(cc)	10/20/64	1,642	1,736,183
Government National Mortgage Assoc.	4.577%	(cc)	12/20/64	5,252	5,690,171
Government National Mortgage Assoc.	4.580%	(cc)	06/20/62	3,897	4,018,942
Government National Mortgage Assoc.	4.594%	(cc)	02/20/64	2,993	3,216,940

A369

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
Government National Mortgage Assoc.	4.659%	(cc)	08/20/64	4,408	$4,749,586
Government National Mortgage Assoc.	4.673%	(cc)	04/20/62	3,998	4,113,134
Government National Mortgage Assoc.	4.694%	(cc)	05/20/65	1,439	1,549,386
Government National Mortgage Assoc.	4.700%	(cc)	05/20/61	1,354	1,373,431
Government National Mortgage Assoc.	5.000%		04/15/38	162	178,540
Government National Mortgage Assoc.	5.000%		08/15/38	251	275,851
Government National Mortgage Assoc.	5.000%		10/15/38	862	948,424
Government National Mortgage Assoc.	5.000%		10/15/38	17	18,614
Government National Mortgage Assoc.	5.000%		12/15/38	339	372,984
Government National Mortgage Assoc.	5.000%		01/15/39	95	104,163
Government National Mortgage Assoc.	5.000%		02/15/39	951	1,045,466
Government National Mortgage Assoc.	5.000%		02/15/39	252	277,177
Government National Mortgage Assoc.	5.000%		02/15/39	234	257,054
Government National Mortgage Assoc.	5.000%		02/15/39	194	212,095
Government National Mortgage Assoc.	5.000%		03/15/39	1,218	1,339,982
Government National Mortgage Assoc.	5.000%		04/15/39	323	355,237
Government National Mortgage Assoc.	5.000%		04/15/39	296	325,219
Government National Mortgage Assoc.	5.000%		05/15/39	942	1,036,066
Government National Mortgage Assoc.	5.000%		05/15/39	245	269,088
Government National Mortgage Assoc.	5.000%		11/15/39	595	653,162
Government National Mortgage Assoc.	5.000%		09/15/40	1,067	1,174,781
Government National Mortgage Assoc.	6.000%		05/15/37	8	8,768
Government National Mortgage Assoc., 1 Year US Treasury Yield Curve Rate T Note Constant Maturity + 0.000%	1.944%	(c)	05/20/66	1,143	1,153,540
Tennessee Valley Authority, Sr. Unsec’d. Notes	4.250%		09/15/65	5,910	6,727,205
Tennessee Valley Authority, Sr. Unsec’d. Notes	4.625%		09/15/60	1,030	1,248,351
Tennessee Valley Authority, Sr. Unsec’d. Notes	4.875%		01/15/48	2,245	2,837,534
Tennessee Valley Authority, Sr. Unsec’d. Notes	5.250%		09/15/39	3,065	4,019,242

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $1,085,335,473)					1,087,043,513

U.S. TREASURY OBLIGATIONS — 30.2%
U.S. Treasury Bonds(v)	2.750%		08/15/47	28,875	28,247,871
U.S. Treasury Bonds	2.875%		05/15/43	12,016	12,111,753
U.S. Treasury Bonds(v)	2.875%		11/15/46	14,899	14,951,961
U.S. Treasury Bonds(v)	3.000%		02/15/47	14,572	14,989,237
U.S. Treasury Bonds(v)	3.125%		02/15/43	11,739	12,386,938
U.S. Treasury Bonds	3.625%		08/15/43	10,973	12,592,375
U.S. Treasury Bonds(h)	3.750%		11/15/43	10,749	12,599,843
U.S. Treasury Bonds	4.250%		05/15/39	4,311	5,392,960
U.S. Treasury Bonds	4.375%		11/15/39	4,200	5,344,172
U.S. Treasury Bonds	4.500%		08/15/39	4,184	5,409,618
U.S. Treasury Bonds	6.125%		08/15/29	2,677	3,715,697
U.S. Treasury Bonds	6.250%		05/15/30	2,507	3,560,430
U.S. Treasury Inflation Indexed Bonds, TIPS	0.125%		04/15/18	70,955	75,169,987
U.S. Treasury Inflation Indexed Bonds, TIPS	0.250%		01/15/25	21,355	21,852,305
U.S. Treasury Inflation Indexed Bonds, TIPS	0.750%		02/15/45	19,900	19,729,978
U.S. Treasury Inflation Indexed Bonds, TIPS	0.875%		02/15/47	18,815	18,802,984
U.S. Treasury Inflation Indexed Bonds, TIPS	1.000%		02/15/46	57,195	59,946,669
U.S. Treasury Inflation Indexed Bonds, TIPS	2.375%		01/15/25	10,940	16,231,061
U.S. Treasury Notes	0.625%		06/30/18	27,165	27,032,358
U.S. Treasury Notes	0.750%		10/31/17	13,680	13,676,854
U.S. Treasury Notes	0.750%		02/28/18	23,490	23,445,956
U.S. Treasury Notes	0.750%		07/31/18	11,155	11,102,711
U.S. Treasury Notes	1.125%		02/28/19	7,330	7,300,508
U.S. Treasury Notes	1.250%		12/31/18	14,675	14,648,631
U.S. Treasury Notes	1.250%		03/31/19	4,100	4,089,430

A370

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. TREASURY OBLIGATIONS (Continued)
U.S. Treasury Notes(v)	1.250%	04/30/19	73,384	$73,171,874
U.S. Treasury Notes(v)	1.250%	05/31/19	76,909	76,668,659
U.S. Treasury Notes	1.375%	09/30/19	52,725	52,615,843
U.S. Treasury Notes(v)	1.375%	09/15/20	48,575	48,239,150
U.S. Treasury Notes(v)	1.500%	04/15/20	25,591	25,545,016
U.S. Treasury Notes(v)	1.500%	05/15/20	24,888	24,838,418
U.S. Treasury Notes	1.500%	06/15/20	30,272	30,205,780
U.S. Treasury Notes	1.500%	03/31/23	10,813	10,526,624
U.S. Treasury Notes(v)	1.625%	08/31/22	11,733	11,571,671
U.S. Treasury Notes	1.625%	11/15/22	19,739	19,432,120
U.S. Treasury Notes	1.625%	04/30/23	10,631	10,410,905
U.S. Treasury Notes(v)	1.750%	05/31/22	29,522	29,329,415
U.S. Treasury Notes	1.750%	09/30/22	20,093	19,907,768
U.S. Treasury Notes(v)	1.875%	04/30/22	29,887	29,860,148
U.S. Treasury Notes(v)	1.875%	08/31/24	6,630	6,511,903
U.S. Treasury Notes	2.000%	11/30/22	19,396	19,430,094
U.S. Treasury Notes(h)	2.000%	04/30/24	24,544	24,354,167
U.S. Treasury Notes(h)	2.000%	05/31/24	24,278	24,075,051
U.S. Treasury Notes	2.000%	02/15/25	8,292	8,178,633
U.S. Treasury Notes	2.000%	08/15/25	4,670	4,590,099
U.S. Treasury Notes	2.000%	11/15/26	20,961	20,426,331
U.S. Treasury Notes	2.125%	09/30/24	26,355	26,284,995
U.S. Treasury Notes	2.125%	05/15/25	8,037	7,984,885
U.S. Treasury Notes	2.250%	11/15/25	4,499	4,498,824
U.S. Treasury Notes	2.250%	02/15/27	26,004	25,846,554
U.S. Treasury Notes(v)	2.250%	08/15/27	9,905	9,837,677
U.S. Treasury Notes	2.625%	08/15/20	16,858	17,336,741
U.S. Treasury Notes(v)	2.625%	11/15/20	41,758	42,986,272

TOTAL U.S. TREASURY OBLIGATIONS (cost $1,150,548,206)				1,148,997,904

			Shares

PREFERRED STOCK — 0.1%

Diversified Financial Services
Citigroup Capital XIII, 3 Month LIBOR + 6.370%, 7.681%(c) (cost $3,383,280)			127,000	3,528,060

TOTAL LONG-TERM INVESTMENTS (cost $4,448,478,005)				4,469,013,380

SHORT-TERM INVESTMENTS — 5.5%

AFFILIATED MUTUAL FUNDS — 2.0%
Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund(w)			43,847,854	43,847,854
Prudential Investment Portfolios 2 - Prudential Institutional Money Market Fund (cost $32,752,731; includes $32,709,545 of cash collateral for securities on loan)(b)(w)			32,749,456	32,752,731

TOTAL AFFILIATED MUTUAL FUNDS (cost $76,600,585)				76,600,585

A371

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

			Principal Amount (000)#		Value
BORROWED BOND AGREEMENT(f) — 0.2%
Barclays Capital Group, 0.140%, dated 06/09/17, open, due in the amount of GBP 6,374,036 (cost $8,121,447)			GBP	6,374	$8,541,193

Interest Rate		Maturity Date

U.S. GOVERNMENT AGENCY OBLIGATIONS(n) — 3.2%
Federal Home Loan Bank	0.950%	10/05/17		12,190	12,188,988
Federal Home Loan Bank	0.951%	10/06/17		3,045	3,044,665
Federal Home Loan Bank	0.990%	10/02/17		7,945	7,945,000
Federal Home Loan Bank	1.054%	01/31/18		1,350	1,345,100
Federal Home Loan Bank	1.069%	12/04/17		16,040	16,010,807
Federal Home Loan Bank	1.093%	01/12/18		2,300	2,292,962
Federal Home Loan Bank	1.094%	01/31/18		1,855	1,848,266
Federal Home Loan Mortgage Corp.	1.069%	01/11/18		965	962,076
Federal Home Loan Mortgage Corp.	1.095%	02/21/18		55,675	55,431,255
Federal Home Loan Mortgage Corp.	1.095%	02/22/18		20,420	20,329,968

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $121,404,494)					121,399,087

OPTIONS PURCHASED* — 0.1% (cost $2,877,359)					2,783,468

TOTAL SHORT-TERM INVESTMENTS (cost $209,003,885)					209,324,333

TOTAL INVESTMENTS, BEFORE SECURITIES SOLD SHORT, BORROWED BOND AND OPTIONS WRITTEN — 122.9% (cost $4,657,481,890)					4,678,337,713

SECURITIES SOLD SHORT — (7.6)%
U.S. GOVERNMENT AGENCY OBLIGATIONS
Federal Home Loan Mortgage Corp.	3.000%	TBA		78,781	(79,067,479)
Federal Home Loan Mortgage Corp.	5.500%	TBA		7,170	(7,901,984)
Federal National Mortgage Assoc.	2.500%	TBA		4,277	(4,306,372)
Federal National Mortgage Assoc.	3.000%	TBA		107,586	(107,938,978)
Federal National Mortgage Assoc.	3.000%	TBA		2,867	(2,945,843)
Federal National Mortgage Assoc.	3.500%	TBA		8,875	(9,242,480)
Federal National Mortgage Assoc.	4.000%	TBA		44,888	(47,262,153)
Federal National Mortgage Assoc.	4.000%	TBA		1,490	(1,539,356)
Federal National Mortgage Assoc.	4.500%	TBA		1,092	(1,172,194)
Federal National Mortgage Assoc.	5.000%	TBA		9,564	(10,432,266)
Federal National Mortgage Assoc.	6.000%	TBA		7,642	(8,598,444)
Government National Mortgage Assoc.	4.500%	TBA		9,061	(9,658,460)

TOTAL SECURITIES SOLD SHORT (proceeds received $291,859,928)					(290,066,009)

BORROWED BOND — (0.2)%
United Kingdom Gilt Inflation Linked (United Kingdom) (proceeds received $7,844,126)	0.125%	03/22/26	GBP	5,066	(8,405,712)

OPTIONS WRITTEN* — (0.0)% (premiums received $737,268)					(633,601)

A372

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Value

TOTAL INVESTMENTS, NET OF SECURITIES SOLD SHORT, BORROWED BOND AND OPTIONS WRITTEN — 115.1% (cost $4,357,040,568)	$4,379,232,391
Liabilities in excess of other assets(z) — (15.1)%.	(574,292,454)

NET ASSETS — 100.0%	$3,804,939,937

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
^	Indicates a Level 3 security. The aggregate value of Level 3 securities is $29,323,934 and 0.8% of net assets.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $31,933,901; cash collateral of $32,709,545 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at September 30, 2017.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of September 30, 2017. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(f)	Borrowed bond agreement is collateralized by United Kingdom Gilt Inflation Linked (coupon rate 0.125%, maturity date 03/22/26), with the aggregate value of $8,405,712.
(h)	Represents security, or a portion thereof, segregated as collateral for OTC derivatives.
(n)	Rate shown reflects yield to maturity at purchase date.
(r)	Principal amount is less than $500 par.
(s)	Represents zero coupon bond. Rate represents yield to maturity at purchase date.
(v)	Represents security, or a portion thereof, segregated as collateral for reverse repurchase agreements.
(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund and Prudential Institutional Money Market Fund.
(z)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end, with the exception of options which are included in net assets at market value:

Exchange Traded Options - Purchased:

Description	Call/ Put	Expiration Date	Strike Price	Contracts	Notional Amount (000)#	Value
10 Year U.S. Treasury Notes Futures	Put	10/27/17	$124.50	3,139	3,139	$833,797
10 Year U.S. Treasury Notes Futures	Put	10/27/17	$125.00	1,681	1,681	656,641
10 Year U.S. Treasury Notes Futures	Put	11/24/17	$124.00	1,236	1,236	347,625

						$1,838,063

Exchange Traded Options - Written:

Description	Call/ Put	Expiration Date	Strike Price	Contracts	Notional Amount (000)#	Value
10 Year U.S. Treasury Notes Futures	Put	10/27/17	123.50	3,139	3,139	$(196,188)

OTC Traded Options - Purchased:

Description	Call/ Put	Counterparty	Expiration Date	Strike Price	Contracts	Notional Amount (000)#	Value
Currency Option USD vs CAD	Call	JPMorgan Chase	10/12/17	1.23	—	907	$12,886
Currency Option USD vs CAD	Call	BNP Paribas	10/16/17	1.28	—	1,209	671
Currency Option USD vs KRW	Call	Deutsche Bank AG	03/05/18	1,190.00	—	47,000	726,162

A373

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Description	Call/ Put	Counterparty	Expiration Date	Strike Price	Contracts	Notional Amount (000)#		Value
Currency Option USD vs MXN	Call	Goldman Sachs & Co.	10/19/17	18.25	—		1,057	$10,286
Currency Option USD vs MXN	Call	Deutsche Bank AG	11/17/17	18.00	—		1,261	32,167
Currency Option USD vs RUB	Call	Credit Suisse First Boston Corp.	10/12/17	63.00	—		980	38
Currency Option USD vs ZAR	Call	Morgan Stanley	10/19/17	13.50	—		529	8,620
Currency Option AUD vs USD	Put	Goldman Sachs & Co.	10/26/17	0.78	—	AUD	1,270	6,521
Currency Option AUD vs USD	Put	Deutsche Bank AG	11/06/17	0.79	—	AUD	1,270	14,734
Currency Option EUR vs TRY	Put	Deutsche Bank AG	02/15/18	4.32	—	EUR	1,056	23,876
Currency Option USD vs BRL	Put	JPMorgan Chase	11/16/17	3.10	—		1,080	2,919
Currency Option USD vs BRL	Put	JPMorgan Chase	11/30/17	3.17	—		838	12,332
Currency Option USD vs INR	Put	Deutsche Bank AG	11/24/17	65.50	—		1,253	8,581
Currency Option USD vs MXN	Put	Deutsche Bank AG	10/11/17	18.00	—		1,261	2,887
Currency Option USD vs RUB	Put	Deutsche Bank AG	10/12/17	60.30	—		980	44,690
Currency Option USD vs RUB	Put	Credit Suisse First Boston Corp.	12/13/17	58.50	—		980	22,677
Currency Option USD vs ZAR	Put	JPMorgan Chase	10/19/17	13.00	—		1,057	858
Currency Option USD vs ZAR	Put	Citigroup Global Markets	11/30/17	13.50	—		838	14,500

								$945,405

OTC Traded Options - Written:

Description	Call/ Put	Counterparty	Expiration Date	Strike Price	Contracts	Notional Amount (000)#		Value
Currency Option AUD vs USD	Call	Deutsche Bank AG	11/06/17	0.81	—	AUD	1,270	$(1,518)
Currency Option EUR vs TRY	Call	Deutsche Bank AG	02/15/18	4.50	—	EUR	739	(20,274)
Currency Option USD vs INR	Call	Deutsche Bank AG	11/24/17	66.50	—		627	(3,490)
Currency Option USD vs KRW	Call	Deutsche Bank AG	03/05/18	1,303.00	—		47,000	(290,491)
Currency Option USD vs MXN	Call	Deutsche Bank AG	11/17/17	18.60	—		1,891	(17,455)
Currency Option USD vs RUB	Call	Deutsche Bank AG	10/12/17	63.00	—		980	(38)
Currency Option USD vs RUB	Call	Credit Suisse First Boston Corp.	12/13/17	62.00	—		980	(6,031)
Currency Option USD vs ZAR	Call	Goldman Sachs & Co.	10/19/17	13.50	—		1,057	(17,240)
Currency Option EUR vs TRY	Put	Deutsche Bank AG	02/15/18	4.10	—	EUR	739	(4,067)
Currency Option USD vs BRL	Put	JPMorgan Chase	11/30/17	3.11	—		1,676	(11,978)
Currency Option USD vs RUB	Put	Credit Suisse First Boston Corp.	10/12/17	60.30	—		980	(44,690)
Currency Option USD vs RUB	Put	Deutsche Bank AG	10/26/17	57.50	—		864	(7,719)
Currency Option USD vs ZAR	Put	Goldman Sachs & Co.	10/19/17	13.00	—		1,057	(858)
Currency Option USD vs ZAR	Put	Citigroup Global Markets	11/30/17	13.10	—		1,676	(11,564)

								$(437,413)

Futures contracts outstanding at September 30, 2017:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
79	2 Year U.S. Treasury Notes	Dec. 2017	$17,071,701	$17,040,547	$ (31,154)
175	5 Year U.S. Treasury Notes	Dec. 2017	20,650,718	20,562,500	(88,218)

A374

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Futures contracts outstanding at September 30, 2017 (continued):

Number of Contracts	Type	Expiration Date	Value at Trade Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions (cont’d.):
50	10 Year U.K. Gilt	Dec. 2017	$8,553,875	$8,299,945	$(253,930)
67	30 Year U.S. Ultra Treasury Bonds	Dec. 2017	11,248,736	11,063,375	(185,361)

					(558,663)

Short Positions:
89	90 Day Euro Dollar	Mar. 2019	21,739,363	21,825,025	(85,662)
6	5 Year Euro-Bobl	Dec. 2017	933,861	930,245	3,616
61	10 Year Euro-Bund.	Dec. 2017	11,684,423	11,608,096	76,327
282	10 Year U.S. Treasury Notes	Dec. 2017	35,518,370	35,338,125	180,245
123	20 Year U.S. Treasury Bonds	Dec. 2017	19,040,676	18,795,938	244,738

					419,264

					$(139,399)

Cash and foreign currency of $850,155 has been segregated with Bank of America to cover requirements for open futures contracts at September 30, 2017.

Forward foreign currency exchange contracts outstanding at September 30, 2017:

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts:
Australian Dollar,
Expiring 10/13/17	Barclays Capital Group	AUD	9	$7,333	$7,215	$(118)
Expiring 10/13/17	Deutsche Bank AG	AUD	709	567,238	556,038	(11,200)
Expiring 11/08/17	Bank of New York Mellon	AUD	889	695,188	696,980	1,792
Expiring 12/20/17	Citigroup Global Markets	AUD	430	344,576	336,964	(7,612)
Brazilian Real,
Expiring 10/03/17	Goldman Sachs & Co.	BRL	2,665	840,000	841,010	1,010
British Pound,
Expiring 12/20/17	Citigroup Global Markets	GBP	160	214,938	214,963	25
Expiring 12/20/17	Citigroup Global Markets	GBP	160	215,402	214,963	(439)
Canadian Dollar,
Expiring 10/16/17	BNP Paribas	CAD	791	634,725	633,639	(1,086)
Expiring 10/18/17	BNP Paribas	CAD	1,118	906,750	896,443	(10,307)
Chilean Peso,
	Royal Bank of Scotland Group
Expiring 10/05/17	PLC	CLP	499,535	799,000	780,363	(18,637)
Expiring 11/03/17	Credit Suisse First Boston Corp.	CLP	507,964	799,000	793,038	(5,962)
Expiring 11/03/17	Deutsche Bank AG	CLP	510,833	799,000	797,517	(1,483)
Colombian Peso,
Expiring 10/06/17	Credit Suisse First Boston Corp.	COP	4,249,592	1,438,000	1,445,727	7,727
Expiring 10/06/17	Deutsche Bank AG	COP	2,025,660	689,000	689,137	137
Expiring 10/06/17	UBS AG	COP	88,422	30,000	30,081	81
Euro,
Expiring 10/11/17	Hong Kong & Shanghai Bank	EUR	710	839,236	839,698	462
Expiring 10/11/17	Morgan Stanley	EUR	710	853,749	839,699	(14,050)
Expiring 12/20/17	Goldman Sachs & Co.	EUR	320	383,808	380,005	(3,803)
Indonesian Rupiah,
Expiring 10/12/17	JPMorgan Chase	IDR	10,544,000	800,000	781,942	(18,058)
Expiring 10/26/17	BNP Paribas	IDR	6,154,484	458,162	455,856	(2,306)
Expiring 10/26/17	BNP Paribas	IDR	6,084,499	452,884	450,672	(2,212)
Expiring 10/26/17	Citigroup Global Markets	IDR	4,651,261	346,256	344,513	(1,743)
Expiring 10/26/17	Deutsche Bank AG	IDR	6,165,625	458,923	456,681	(2,242)
Expiring 10/26/17	Morgan Stanley	IDR	6,251,197	465,361	463,019	(2,342)
Expiring 10/27/17	BNP Paribas	IDR	34,918,378	2,629,000	2,586,138	(42,862)
Expiring 11/22/17	BNP Paribas	IDR	7,688,515	571,000	568,085	(2,915)
Expiring 11/29/17	JPMorgan Chase	IDR	7,679,950	571,000	567,090	(3,910)

A375

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Forward foreign currency exchange contracts outstanding at September 30, 2017 (continued):

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts (cont’d.):
Mexican Peso,
Expiring 10/11/17	Bank of New York Mellon	MXN	12,745	$701,000	$698,475	$(2,525)
Expiring 10/11/17	Goldman Sachs & Co.	MXN	12,478	701,000	683,828	(17,172)
Expiring 10/18/17	Goldman Sachs & Co.	MXN	8,890	500,000	486,644	(13,356)
Expiring 10/18/17	JPMorgan Chase	MXN	8,908	500,000	487,608	(12,392)
Expiring 10/18/17	JPMorgan Chase	MXN	8,907	500,000	487,553	(12,447)
Expiring 10/18/17	UBS AG	MXN	8,909	500,000	487,641	(12,359)
Expiring 10/25/17	Goldman Sachs & Co.	MXN	25,071	1,411,000	1,370,720	(40,280)
New Taiwanese Dollar,
Expiring 10/11/17	Bank of New York Mellon	TWD	24,296	800,000	801,689	1,689
New Zealand Dollar,
Expiring 12/20/17	BNP Paribas	NZD	270	195,684	194,707	(977)
Expiring 12/20/17	Citigroup Global Markets	NZD	520	377,492	374,991	(2,501)
Expiring 12/20/17	Hong Kong & Shanghai Bank	NZD	270	195,290	194,707	(583)
Russian Ruble,
Expiring 10/13/17	Credit Suisse First Boston Corp.	RUB	11,985	207,000	207,709	709
Expiring 10/18/17	Bank of New York Mellon	RUB	62,532	1,080,000	1,082,746	2,746
Expiring 10/20/17	Citigroup Global Markets	RUB	50,077	864,000	866,774	2,774
Expiring 10/27/17	JPMorgan Chase	RUB	34,947	605,000	604,156	(844)
Expiring 11/15/17	Deutsche Bank AG	RUB	29,050	500,000	500,506	506
Expiring 11/15/17	JPMorgan Chase	RUB	29,050	500,000	500,506	506
South African Rand,
Expiring 10/23/17	Bank of New York Mellon	ZAR	5,457	422,800	401,419	(21,381)
Expiring 12/20/17	BNP Paribas	ZAR	2,901	220,000	211,407	(8,593)
Expiring 12/20/17	Deutsche Bank AG	ZAR	4,188	320,000	305,250	(14,750)
Swedish Krona,
Expiring 12/20/17	BNP Paribas	SEK	959	120,000	118,326	(1,674)
Turkish Lira,
Expiring 10/11/17	Barclays Capital Group	TRY	713	199,143	199,370	227
Expiring 10/11/17	BNP Paribas	TRY	2,477	697,000	692,785	(4,215)
Expiring 10/11/17	BNP Paribas	TRY	870	242,954	243,351	397
Expiring 10/11/17	Hong Kong & Shanghai Bank	TRY	2,650	739,000	740,915	1,915
	Royal Bank of Scotland Group
Expiring 10/11/17	PLC	TRY	200	55,760	55,847	87
Expiring 10/11/17	UBS AG	TRY	713	199,143	199,393	250
Expiring 10/16/17	Citigroup Global Markets	TRY	1,735	500,000	484,347	(15,653)
Expiring 10/16/17	Citigroup Global Markets	TRY	504	145,558	140,758	(4,800)
Expiring 10/16/17	Citigroup Global Markets	TRY	349	100,842	97,516	(3,326)
Expiring 10/16/17	Deutsche Bank AG	TRY	1,735	500,000	484,536	(15,464)
Expiring 10/16/17	Goldman Sachs & Co.	TRY	409	118,147	114,279	(3,868)
Expiring 10/16/17	Goldman Sachs & Co.	TRY	284	81,853	79,173	(2,680)
Expiring 10/16/17	Hong Kong & Shanghai Bank	TRY	818	236,295	228,325	(7,970)
Expiring 10/16/17	Hong Kong & Shanghai Bank	TRY	567	163,705	158,183	(5,522)
	Royal Bank of Scotland Group
Expiring 10/16/17	PLC	TRY	533	153,600	148,878	(4,722)
Expiring 10/23/17	BNP Paribas	TRY	1,880	539,686	523,860	(15,826)
Expiring 10/23/17	BNP Paribas	TRY	1,587	454,012	442,191	(11,821)
Expiring 11/20/17	BNP Paribas	TRY	291	82,619	80,392	(2,227)
Expiring 12/20/17	BNP Paribas	TRY	144	40,000	39,344	(656)
Expiring 06/25/18	BNP Paribas	TRY	29,220	7,548,912	7,611,082	62,170
Expiring 06/25/18	BNP Paribas	TRY	12,290	3,188,328	3,201,257	12,929
Expiring 06/25/18	BNP Paribas	TRY	1,587	425,310	413,375	(11,935)
Expiring 08/20/18	BNP Paribas	TRY	24,005	6,174,681	6,161,792	(12,889)
Expiring 08/20/18	BNP Paribas	TRY	291	76,919	74,696	(2,223)

				$51,693,262	$51,350,483	(342,779)

A376

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Forward foreign currency exchange contracts outstanding at September 30, 2017 (continued):

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts:
Australian Dollar,
Expiring 10/13/17	Barclays Capital Group	AUD	718	$566,889	$563,254	$3,635
Expiring 11/06/17	Goldman Sachs & Co.	AUD	852	667,172	667,987	(815)
Expiring 12/20/17	Goldman Sachs & Co.	AUD	430	343,626	336,963	6,663
Brazilian Real,
Expiring 10/03/17	BNP Paribas	BRL	2,603	840,000	821,315	18,685
Expiring 10/03/17	Deutsche Bank AG	BRL	32	10,000	10,011	(11)
British Pound,
Expiring 12/20/17	BNP Paribas	GBP	320	429,637	429,925	(288)
Expiring 12/20/17	Deutsche Bank AG	GBP	310	416,897	416,489	408
Canadian Dollar,
Expiring 10/18/17	Bank of New York Mellon	CAD	1,127	906,750	903,201	3,549
Chilean Peso,
Expiring 10/05/17	Deutsche Bank AG	CLP	510,561	799,000	797,588	1,412
Colombian Peso,
Expiring 10/06/17	BNP Paribas	COP	2,146,215	719,000	730,150	(11,150)
Expiring 10/06/17	BNP Paribas	COP	2,146,215	719,000	730,150	(11,150)
	Royal Bank of Scotland Group
Expiring 10/06/17	PLC	COP	2,133,129	719,000	725,699	(6,699)
Expiring 11/03/17	Deutsche Bank AG	COP	2,032,895	689,000	689,090	(90)
Euro,
Expiring 10/11/17	BNP Paribas	EUR	710	850,700	839,698	11,002
Expiring 10/11/17	Goldman Sachs & Co.	EUR	1,323	1,574,003	1,564,093	9,910
Expiring 10/27/17	Citigroup Global Markets	EUR	106	126,210	125,233	977
Expiring 10/27/17	Hong Kong & Shanghai Bank	EUR	105	125,250	124,199	1,051
Expiring 10/27/17	JPMorgan Chase	EUR	115	137,681	135,766	1,915
Expiring 10/27/17	JPMorgan Chase	EUR	103	124,067	122,439	1,628
Expiring 12/20/17	Bank of America	EUR	2,581	3,090,077	3,064,980	25,097
Expiring 02/21/18	Citigroup Global Markets	EUR	66	70,927	78,371	(7,444)
Expiring 02/21/18	Deutsche Bank AG	EUR	112	120,807	133,942	(13,135)
Expiring 02/21/18	Morgan Stanley	EUR	109	117,134	129,875	(12,741)
Indonesian Rupiah,
Expiring 10/26/17	Bank of New York Mellon	IDR	5,206,385	385,316	385,631	(315)
Expiring 10/26/17	Barclays Capital Group	IDR	6,145,005	457,116	455,154	1,962
Expiring 10/26/17	Barclays Capital Group	IDR	6,145,005	456,946	455,154	1,792
Expiring 10/26/17	Barclays Capital Group	IDR	5,267,147	391,609	390,131	1,478
Expiring 10/26/17	Barclays Capital Group	IDR	4,502,115	335,929	333,467	2,462
Expiring 10/26/17	BNP Paribas	IDR	6,232,374	462,308	461,625	683
Expiring 10/26/17	BNP Paribas	IDR	5,707,296	424,177	422,733	1,444
Expiring 10/26/17	BNP Paribas	IDR	5,707,296	424,397	422,733	1,664
Expiring 10/26/17	BNP Paribas	IDR	2,300,602	170,668	170,403	265
Expiring 10/26/17	BNP Paribas	IDR	2,096,710	155,970	155,301	669
Expiring 10/26/17	BNP Paribas	IDR	2,022,932	150,069	149,836	233
Expiring 10/26/17	Deutsche Bank AG	IDR	59,515,307	4,427,563	4,408,231	19,332
Expiring 10/26/17	Deutsche Bank AG	IDR	4,570,327	340,942	338,519	2,423
Expiring 10/26/17	Deutsche Bank AG	IDR	4,546,585	338,918	336,760	2,158
Expiring 10/26/17	Deutsche Bank AG	IDR	931,328	69,316	68,983	333
Expiring 10/26/17	Goldman Sachs & Co.	IDR	4,570,330	340,917	338,519	2,398
Expiring 10/26/17	Goldman Sachs & Co.	IDR	3,316,092	246,403	245,619	784
Expiring 10/26/17	Goldman Sachs & Co.	IDR	1,083,626	80,519	80,263	256
Expiring 10/26/17	JPMorgan Chase	IDR	6,355,611	472,712	470,753	1,959
Expiring 10/26/17	JPMorgan Chase	IDR	6,323,990	470,185	468,411	1,774
Expiring 10/26/17	JPMorgan Chase	IDR	6,260,750	465,656	463,726	1,930
Expiring 10/26/17	JPMorgan Chase	IDR	5,206,385	386,173	385,631	542
Expiring 10/26/17	JPMorgan Chase	IDR	914	68	67	1
Expiring 10/26/17	UBS AG	IDR	6,856,899	511,404	507,883	3,521
Expiring 10/26/17	UBS AG	IDR	6,856,899	511,365	507,882	3,483
Expiring 10/26/17	UBS AG	IDR	6,355,615	473,099	470,753	2,346
Expiring 10/26/17	UBS AG	IDR	4,143,954	307,712	306,938	774

A377

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Forward foreign currency exchange contracts outstanding at September 30, 2017 (continued):

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts (cont’d.):
Mexican Peso,
Expiring 10/11/17	Goldman Sachs & Co.	MXN	12,779	$701,000	$700,304	$696
Expiring 10/23/17	Goldman Sachs & Co.	MXN	44,447	2,478,311	2,430,906	47,405
	Royal Bank of Scotland Group
Expiring 10/23/17	PLC	MXN	41,714	2,283,835	2,281,394	2,441
Expiring 11/30/17	Hong Kong & Shanghai Bank	MXN	297,165	16,392,688	16,150,998	241,690
Expiring 12/20/17	Hong Kong & Shanghai Bank	MXN	219,352	12,146,000	11,886,797	259,203
New Taiwanese Dollar,
Expiring 10/11/17	JPMorgan Chase	TWD	23,872	800,000	787,699	12,301
New Zealand Dollar,
Expiring 12/20/17	Deutsche Bank AG	NZD	520	374,790	374,991	(201)
Expiring 12/20/17	Hong Kong & Shanghai Bank	NZD	520	380,532	374,991	5,541
Expiring 12/20/17	Hong Kong & Shanghai Bank	NZD	270	197,427	194,707	2,720
Expiring 12/20/17	Hong Kong & Shanghai Bank	NZD	270	196,728	194,706	2,022
Russian Ruble,
Expiring 10/13/17	Deutsche Bank AG	RUB	12,004	207,000	208,032	(1,032)
Expiring 10/27/17	Deutsche Bank AG	RUB	35,429	605,000	612,482	(7,482)
Expiring 11/15/17	Citigroup Global Markets	RUB	255,445	4,438,623	4,401,095	37,528
Expiring 11/15/17	Citigroup Global Markets	RUB	160,350	2,773,502	2,762,691	10,811
Expiring 11/15/17	Citigroup Global Markets	RUB	149,291	2,582,216	2,572,151	10,065
Expiring 11/15/17	Citigroup Global Markets	RUB	127,865	2,219,089	2,203,003	16,086
South African Rand,
Expiring 10/13/17	Goldman Sachs & Co.	ZAR	7,833	600,000	577,185	22,815
Expiring 11/17/17	Bank of New York Mellon	ZAR	4,237	314,365	310,383	3,982
Expiring 11/17/17	Deutsche Bank AG	ZAR	21,076	1,570,780	1,544,101	26,679
Expiring 11/17/17	Deutsche Bank AG	ZAR	8,900	669,418	652,013	17,405
Expiring 12/20/17	BNP Paribas	ZAR	4,182	320,000	304,772	15,228
Swedish Krona,
Expiring 12/20/17	Deutsche Bank AG	SEK	952	120,000	117,469	2,531
Turkish Lira,
	Royal Bank of Scotland Group
Expiring 10/20/17	PLC	TRY	24,726	7,095,029	6,895,688	199,341
Expiring 10/23/17	BNP Paribas	TRY	29,220	8,028,562	8,141,662	(113,100)
Expiring 10/23/17	BNP Paribas	TRY	12,290	3,389,891	3,424,421	(34,530)
Expiring 11/20/17	BNP Paribas	TRY	24,005	6,638,276	6,631,662	6,614

				$104,943,346	$104,077,827	865,519

						$522,740

Cross currency exchange contract outstanding at September 30, 2017:

Settlement	Type		Notional Amount (000)		In Exchange for (000)	Unrealized Appreciation (Depreciation)	Counterparty
OTC cross currency exchange contract:
12/20/17	Buy	JPY	48,871	CHF	420	$(78)	Goldman Sachs & Co.
10/11/17	Buy	MXN	15,190	EUR	710	(7,255)	Goldman Sachs & Co.
12/20/17	Buy	MXN	4,261	NZD	325	(3,493)	Hong Kong & Shanghai Bank
12/20/17	Buy	MXN	4,243	NZD	325	(4,457)	JPMorgan Chase
12/20/17	Buy	NZD	650	MXN	8,393	13,911	Goldman Sachs & Co.
10/18/17	Buy	TRY	4,419	EUR	1,066	(28,074)	Deutsche Bank AG

						$(29,446)

A378

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Credit default swap agreements outstanding at September 30, 2017:

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at September 30, 2017(5)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC credit default swaps on corporate and/or sovereign issues – Buy Protection(1):
Loews Corp.	12/20/22	1.000%(Q)	1,070	0.217%	$(42,313)	$(36,853)	$(5,460)	Barclays Capital Group
Republic of Argentina	12/20/22	5.000%(Q)	2,418	2.906%	(242,274)	(215,853)	(26,421)	Goldman Sachs &Co.
Republic of Argentina	12/20/22	5.000%(Q)	2,247	2.906%	(225,127)	(197,278)	(27,849)	Goldman Sachs &Co.
Republic of Philippines	12/20/22	1.000%(Q)	4,240	0.658%	(73,134)	(68,087)	(5,047)	JPMorgan Chase
Republic of South Africa	12/20/22	1.000%(Q)	2,639	1.852%	107,486	109,454	(1,968)	Bank of America
Republic of South Africa	12/20/22	1.000%(Q)	2,510	1.852%	102,232	104,103	(1,871)	Morgan Stanley
Russian Federation	12/20/22	1.000%(Q)	65	1.414%	1,290	1,685	(395)	Morgan Stanley
Russian Federation	12/20/22	1.000%(Q)	35	1.414%	695	918	(223)	Bank of America
United Mexican States	06/20/20	1.000%(Q)	1,765	0.575%	(20,660)	15,519	(36,179)	JPMorgan Chase
United Mexican States	09/20/20	1.000%(Q)	1,765	0.613%	(20,481)	23,388	(43,869)	Bank of America

					$(412,286)	$(263,004)	$(149,282)

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at September 30, 2017(5)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC credit default swaps on corporate and/or sovereign issues – Sell Protection(2):
United Mexican States	06/20/20	1.000%(Q)	1,765	0.575%	$20,660	$(18,087)	$38,747	Bank of America
United Mexican States	09/20/20	1.000%(Q)	1,765	0.613%	20,481	(20,290)	40,771	JPMorgan Chase

					$41,141	$(38,377)	$79,518

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Value at Trade Date	Value at September 30, 2017(4)	Unrealized Appreciation (Depreciation)
Centrally cleared credit default swaps on credit indices – Buy Protection(1):
CDX.NA.IG.29.V1	12/20/22	1.000%(Q)	30,942	$647,687	$686,055	$38,368

Reference Entity/Obligation	Termination Date	Fixed Rate		Notional Amount (000)#(3)	Fair Value(4)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC credit default swaps on credit indices – Buy Protection(1):
CMBX.NA.6.AAA	05/11/63	0.500	%(M)	1,516	$(10,581)	$472	$(11,053)	Deutsche Bank AG
CMBX.NA.6.AAA	05/11/63	0.500	%(M)	1,318	(9,198)	(992)	(8,206)	Deutsche Bank AG
CMBX.NA.6.AAA	05/11/63	0.500	%(M)	941	(6,570)	189	(6,759)	Deutsche Bank AG
CMBX.NA.6.BBB	05/11/63	3.000	%(M)	400	60,419	36,979	23,440	Deutsche Bank AG
CMBX.NA.6.BBB	05/11/63	3.000	%(M)	200	30,209	19,354	10,855	JPMorgan Chase
CMBX.NA.6.BBB	05/11/63	3.000	%(M)	200	30,209	12,565	17,644	JPMorgan Chase
CMBX.NA.6.BBB	05/11/63	3.000	%(M)	200	30,209	12,565	17,644	JPMorgan Chase
CMBX.NA.6.BBB	05/11/63	3.000	%(M)	200	30,209	11,250	18,959	Morgan Stanley
CMBX.NA.9.AAA	09/17/58	0.500	%(M)	1,830	2,510	24,772	(22,262)	Morgan Stanley Credit Suisse First
CMBX.NA.9.AAA	09/17/58	0.500	%(M)	930	1,276	11,466	(10,190)	Boston Corp.
CMBX.NA.9.AAA	09/17/58	0.500	%(M)	750	1,029	9,380	(8,351)	Deutsche Bank AG
CMBX.NA.9.AAA	09/17/58	0.500	%(M)	630	864	7,767	(6,903)	Morgan Stanley

A379

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Credit default swap agreements outstanding at September 30, 2017 (continued):

Reference Entity/Obligation	Termination Date	Fixed Rate		Notional Amount (000)#(3)	Fair Value(4)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC credit default swaps on credit indices – Buy Protection(1) (cont’d.):
CMBX.NA.9.AAA	09/17/58	0.500	%(M)	530	$726	$6,534	$(5,808)	Morgan Stanley

					$161,311	$152,301	$9,010

Reference Entity/Obligation	Termination Date	Fixed Rate		Notional Amount (000)#(3)	Fair Value(4)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC credit default swaps on credit indices – Sell Protection(2):
								Credit Suisse First
CMBX.NA.6.BBB	05/11/63	3.000	%(M)	200	$(30,209)	$(16,565)	$(13,644)	Boston Corp.
CMBX.NA.7.AAA	01/17/47	0.500	%(M)	5,000	31,478	(167,075)	198,553	Morgan Stanley
CMBX.NA.8.A	10/17/57	2.000	%(M)	390	(21,810)	(22,382)	572	Goldman Sachs & Co.
CMBX.NA.8.A	10/17/57	2.000	%(M)	160	(8,948)	(16,825)	7,877	Goldman Sachs & Co.
CMBX.NA.9.A	09/17/58	2.000	%(M)	1,060	(46,354)	(55,293)	8,939	JPMorgan Chase
CMBX.NA.9.A	09/17/58	2.000	%(M)	760	(33,234)	(39,550)	6,316	Deutsche Bank AG
CMBX.NA.9.A	09/17/58	2.000	%(M)	730	(31,923)	(26,413)	(5,510)	Deutsche Bank AG
CMBX.NA.9.A	09/17/58	2.000	%(M)	380	(16,617)	(20,950)	4,333	Morgan Stanley
CMBX.NA.9.A	09/17/58	2.000	%(M)	370	(16,180)	(12,806)	(3,374)	Morgan Stanley
CMBX.NA.9.A	09/17/58	2.000	%(M)	280	(12,244)	(7,932)	(4,312)	JPMorgan Chase
CMBX.NA.9.A	09/17/58	2.000	%(M)	150	(6,560)	(4,874)	(1,686)	JPMorgan Chase
CMBX.NA.9.A	09/17/58	2.000	%(M)	120	(5,247)	(6,276)	1,029	Credit Suisse First Boston Corp.
CMBX.NA.9.AAA	09/17/58	2.000	%(M)	380	(16,617)	(12,211)	(4,406)	Credit Suisse First Boston Corp.
CMBX.NA.9.BBB	09/17/58	3.000	%(M)	590	(74,767)	(62,850)	(11,917)	Credit Suisse First Boston Corp.
CMBX.NA.9.BBB-	09/17/58	3.000	%(M)	750	(95,042)	(96,802)	1,760	Deutsche Bank AG
CMBX.NA.10.A	11/17/59	2.000	%(M)	380	(13,251)	(17,736)	4,485	Deutsche Bank AG
CMBX.NA.10.A	11/17/59	2.000	%(M)	760	(26,501)	(34,891)	8,390	Deutsche Bank AG
CMBX.NA.10.BBB	11/17/59	3.000	%(M)	25	(2,971)	(2,259)	(712)	JPMorgan Chase

					$(426,997)	$(623,690)	$196,693

The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The fair value of credit default swap agreements on credit indices and asset-backed securities serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of

A380

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, when compared to the notional amount of the swap, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Inflation swap agreements outstanding at September 30, 2017:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at September 30, 2017	Unrealized Appreciation (Depreciation)
Centrally cleared swap agreements:
GBP 5,272	10/15/26	3.460%(T)	U.K. Retail Price	$ —	$ 57,734	$ 57,734
Index(2)(T)

				$ —	$ 57,734	$ 57,734

(1)	The Portfolio pays the fixed rate and receives the floating rate.
(2)	The Portfolio pays the floating rate and receives the fixed rate.

Interest rate swap agreements outstanding at September 30, 2017:

	Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at September 30, 2017	Unrealized Appreciation (Depreciation)
Centrally cleared swap agreements:
MXN	172,790	01/28/19	7.361%(M)	28 Day Mexican Interbank Rate(1)(M)	$ —	$ (20,707)	$ (20,707)
MXN	222,460	08/08/19	7.080%(M)	28 Day Mexican Interbank Rate(2)(M)	—	4,646	4,646
MXN	154,757	02/20/20	7.320%(M)	28 Day Mexican Interbank Rate(2)(M)	—	72,762	72,762
MXN	149,190	04/29/20	7.160%(M)	28 Day Mexican Interbank Rate(2)(M)	—	50,730	50,730
MXN	52,879	03/07/22	7.445%(M)	28 Day Mexican Interbank Rate(2)(M)	—	73,593	73,593
MXN	26,439	03/07/22	7.480%(M)	28 Day Mexican Interbank Rate(2)(M)	—	38,547	38,547
MXN	26,438	03/07/22	7.470%(M)	28 Day Mexican Interbank Rate(2)(M)	—	38,127	38,127
MXN	62,253	06/01/22	7.160%(M)	28 Day Mexican Interbank Rate(2)(M)	—	50,218	50,218
MXN	18,660	07/17/25	6.320%(M)	28 Day Mexican Interbank Rate(2)(M)	111	(41,539)	(41,650)
	58,972	07/26/21	2.045%(S)	3 Month LIBOR(2)(Q)	—	(90,828)	(90,828)
	60,420	07/29/21	2.090%(S)	3 Month LIBOR(2)(Q)	—	(43,175)	(43,175)
	173,992	07/31/21	2.080%(S)	3 Month LIBOR(2)(Q)	—	(147,899)	(147,899)
	620	08/25/25	2.130%(S)	3 Month LIBOR(2)(Q)	—	(2,831)	(2,831)

A381

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Interest rate swap agreements outstanding at September 30, 2017 (continued):

	Notional Amount (000)#	Termination Date	Fixed Rate		Floating Rate	Value at Trade Date	Value at September 30, 2017	Unrealized Appreciation (Depreciation)
Centrally cleared swap agreements (cont’d.):
	437	09/11/25	2.272	%(S)	3 Month LIBOR(1)(Q)	$—	$(2,355)	$(2,355)
	13,051	07/26/29	2.499	%(S)	3 Month LIBOR(1)(Q)	—	17,407	17,407
	13,050	07/29/29	2.568	%(S)	3 Month LIBOR(1)(Q)	—	(61,516)	(61,516)
	38,665	07/31/29	2.578	%(S)	3 Month LIBOR(1)(Q)	—	(216,192)	(216,192)
ZAR	11,155	09/14/27	7.665	%(Q)	3 Month JIBAR(1)(Q)	58	9,853	9,795
ZAR	17,955	09/19/27	7.720	%(Q)	3 Month JIBAR(1)(Q)	54	11,344	11,290
ZAR	8,980	09/19/27	7.710	%(Q)	3 Month JIBAR(1)(Q)	35	6,133	6,098
ZAR	7,220	09/21/27	7.740	%(Q)	3 Month JIBAR(1)(Q)	58	3,565	3,507

						$316	$(250,117)	$(250,433)

	Notional Amount (000)#	Termination Date	Fixed Rate		Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC swap agreements:
BRL	26,705	10/02/17	9.500	%(T)	1 Day BROIS(1)(T)	$(4,854)	$—	$(4,854)	Bank of America
BRL	20,739	01/02/18	9.980	%(T)	1 Day BROIS(1)(T)	(31,935)	—	(31,935)	JPMorgan Chase
BRL	20,738	01/02/18	9.985	%(T)	1 Day BROIS(1)(T)	(32,169)	—	(32,169)	Citigroup Global Markets
BRL	6,597	01/02/18	8.980	%(T)	1 Day BROIS(1)(T)	(2,251)	—	(2,251)	Citigroup Global Markets
BRL	18,200	01/02/19	7.750	%(T)	1 Day BROIS(1)(T)	(30,750)	—	(30,750)	Bank of America
BRL	18,153	01/02/19	8.000	%(T)	1 Day BROIS(1)(T)	(47,287)	—	(47,287)	Citigroup Global Markets
BRL	18,009	01/02/19	9.250	%(T)	1 Day BROIS(2)(T)	126,404	—	126,404	Citigroup Global Markets
BRL	17,096	01/02/19	9.275	%(T)	1 Day BROIS(2)(T)	121,854	—	121,854	JPMorgan Chase
BRL	18,206	01/02/20	8.780	%(T)	1 Day BROIS(1)(T)	(95,471)	—	(95,471)	Citigroup Global Markets
BRL	8,080	01/04/21	9.130	%(T)	1 Day BROIS(2)(T)	39,624	—	39,624	Bank of America
BRL	8,088	01/02/23	9.840	%(T)	1 Day BROIS(2)(T)	81,781	—	81,781	Citigroup Global Markets
BRL	4,256	01/02/23	9.850	%(T)	1 Day BROIS(2)(T)	43,606	—	43,606	Citigroup Global Markets
BRL	4,253	01/02/23	9.610	%(T)	1 Day BROIS(2)(T)	25,841	—	25,841	Bank of America
MXN	6,132	12/07/17	4.300	%(M)	28 Day Mexican Interbank Rate(1)(M)	2,430	43	2,387	Bank of America
MXN	12,048	03/21/18	4.550	%(M)	28 Day Mexican Interbank Rate(1)(M)	8,857	612	8,245	Barclays Capital Group
MXN	26,785	05/09/18	4.790	%(M)	28 Day Mexican Interbank Rate(2)(M)	(22,982)	(72)	(22,910)	Citigroup Global Markets

A382

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Interest rate swap agreements outstanding at September 30, 2017 (continued):

	Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC swap agreements (cont’d.):
MXN	65,954	11/21/18	7.060%(M)	28 Day Mexican Interbank Rate(2)(M)	$(7,396)	$—	$(7,396)	JPMorgan Chase
MXN	54,962	11/21/18	7.070%(M)	28 Day Mexican Interbank Rate(2)(M)	(5,822)	—	(5,822)	Citigroup Global Markets
MXN	93,800	11/28/18	6.980%(M)	28 Day Mexican Interbank Rate(2)(M)	(16,605)	—	(16,605)	Citigroup Global Markets
MXN	53,211	11/28/18	6.980%(M)	28 Day Mexican Interbank Rate(2)(M)	(9,419)	—	(9,419)	JPMorgan Chase
MXN	4,154	12/05/18	4.770%(M)	28 Day Mexican Interbank Rate(1)(M)	6,663	32	6,631	Citigroup Global Markets
MXN	4,154	12/06/18	4.760%(M)	28 Day Mexican Interbank Rate(1)(M)	6,762	32	6,730	Citigroup Global Markets
MXN	4,154	12/06/18	4.700%(M)	28 Day Mexican Interbank Rate(1)(M)	6,927	32	6,895	Bank of America
MXN	9,298	07/17/25	6.325%(M)	28 Day Mexican Interbank Rate(2)(M)	(20,454)	(48)	(20,406)	Citigroup Global Markets
MXN	27,703	08/06/25	6.321%(M)	28 Day Mexican Interbank Rate(2)(M)	(62,131)	(140)	(61,991)	Goldman Sachs & Co.
MXN	27,569	08/11/25	6.310%(M)	28 Day Mexican Interbank Rate(1)(M)	62,913	—	62,913	Bank of America
MXN	27,569	08/11/25	6.310%(M)	28 Day Mexican Interbank Rate(1)(M)	62,913	—	62,913	Bank of America
MXN	1,127	12/05/25	6.270%(M)	28 Day Mexican Interbank Rate(2)(M)	(2,871)	(34)	(2,837)	Bank of America

					$204,178	$457	$203,721

Cash of $2,623,430 and $111,000 has been segregated with JPMorgan Chase and Morgan Stanley, respectively, to cover requirements for open centrally cleared swap contracts at September 30, 2017.

(1)	The Portfolio pays the fixed rate and receives the floating rate.
(2)	The Portfolio pays the floating rate and receives the fixed rate.

Total return swap agreements outstanding at September 30, 2017:

Counterparty	Termination Date	Notional Amount (000)	Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(1)
OTC swap agreements:
Morgan Stanley	12/20/17	22,765	Pay variable payments upon termination based on 3 Month Libor and receive variable payments upon termination based on iBoxx USD Liquid High Yield Index	$(6,703)	$2,514	$(9,217)

(1)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).

A383

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Reverse Repurchase Agreements outstanding at September 30, 2017:

Broker	Interest Rate	Trade Date	Value at September 30, 2017	Maturity Date	Cost
Bank of America	1.270%	09/29/2017	$32,080,944	10/02/2017	$32,080,944
Bank of America	1.270%	09/29/2017	14,990,945	10/02/2017	14,990,945
Bank of America	1.050%	09/29/2017	6,530,550	10/02/2017	6,530,550
Bank of America	1.270%	09/29/2017	43,428,320	10/02/2017	43,428,320
Bank of America	1.180%	09/29/2017	71,081,260	10/02/2017	71,081,260
Bank of America	0.650%	09/29/2017	11,601,004	10/02/2017	11,601,004
Barclays Capital Group	0.800%	09/29/2017	9,880,238	10/02/2017	9,880,238
BNP Paribas	(0.150)%	09/29/2017	54,639,060	10/02/2017	54,639,060
BNP Paribas	1.200%	09/29/2017	29,558,903	10/02/2017	29,558,903
Credit Suisse First Boston Corp.	1.250%	09/29/2017	24,981,330	10/02/2017	24,981,330
Credit Suisse First Boston Corp.	1.250%	09/29/2017	67,873,736	10/02/2017	67,873,736
Deutsche Bank AG	1.250%	09/29/2017	15,066,614	10/02/2017	15,066,614
Deutsche Bank AG	(0.050)%	09/29/2017	48,271,406	10/02/2017	48,271,406
Deutsche Bank AG	1.250%	09/29/2017	27,904,163	10/02/2017	27,904,163
JP Morgan Chase	1.250%	09/29/2017	30,111,153	10/02/2017	30,111,153

			$487,999,626		$487,999,626

The aggregate value of Reverse Repurchase Agreements is $487,999,626. U.S. Treasury Securities, with a market value of $488,317,165 have been segregated to cover the requirement for the reverse repurchase agreements outstanding as of September 30, 2017.

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

        Level 1 - unadjusted quoted prices generally in active markets for identical securities.

        Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

        Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2017 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities
Automobiles	$—	$54,588,368	$—
Collateralized Loan Obligations	—	151,493,336	4,832,998
Consumer Loans	—	28,501,217	—
Credit Cards	—	8,046,130	—
Home Equity Loans	—	19,090,924	—
Manufactured Housing	—	3,795,150	—
Other	—	19,329,049	1,476,317
Residential Mortgage-Backed Securities	—	87,555,310	3,635,710
Student Loans	—	12,111,814	—
Bank Loan	—	—	4,999,999
Commercial Mortgage-Backed Securities	—	151,491,820	912,840
Corporate Bonds	—	1,159,688,129	369,168
Foreign Government Bonds	—	225,874,640	—
Loan Participation Notes	—	—	11,654,379
Municipal Bonds	—	99,712,833	—
Residential Mortgage-Backed Securities	—	178,841,249	1,442,523
U.S. Government Agency Obligations	—	1,208,442,600	—
U.S. Treasury Obligations	—	1,148,997,904	—
Preferred Stock	3,528,060	—	—
Affiliated Mutual Funds	76,600,585	—	—
Borrowed Bond Agreement	—	8,541,193	—
Options Purchased	1,838,063	945,405	—
U.S. Government Agency Obligations - Short	—	(290,066,009)	—

A384

AST BLACKROCK / LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Borrowed Bond - Short	$—	$(8,405,712)	$—
Options Written	(196,188)	(437,413)	—
Other Financial Instruments*
Futures Contracts	(139,399)	—	—
OTC Forward Foreign Currency Exchange Contracts	—	522,740	—
OTC Cross Currency Exchange Contracts	—	(29,446)	—
Centrally Cleared Credit Default Swap Agreements	—	38,368	—
OTC Credit Default Swap Agreements	—	(636,831)	—
Centrally Cleared Inflation Swap Agreements	—	57,734	—
Centrally Cleared Interest Rate Swap Agreements	—	(250,433)	—
OTC Interest Rate Swap Agreements	—	204,178	—
OTC Total Return Swaps	—	(6,703)	—

Total	$81,631,121	$4,268,037,544	$29,323,934

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

A385

AST BOND PORTFOLIO 2017

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value
LONG-TERM INVESTMENTS — 98.2%

ASSET-BACKED SECURITIES — 7.4%

Automobiles — 0.3%
Ally Auto Receivables Trust, Series 2016-3, Class A2	1.190%		12/17/18	163	$163,128

Collateralized Loan Obligations — 3.7%
Ballyrock CLO LLC (Cayman Islands), Series 2013-1A, Class A, 3 Month LIBOR + 1.180%, 144A	2.496	%(c)	05/20/25	485	486,318
Benefit Street Partners CLO Ltd. (Cayman Islands), Series 2017-11A, Class X, 3 Month LIBOR + 1.000%, 144A	1.883	%(c)	04/15/29	250	249,987
Burnham Park CLO Ltd. (Cayman Islands), Series 2016-1A, Class A, 3 Month LIBOR + 1.430%, 144A	2.737	%(c)	10/20/29	250	254,013
KVK CLO Ltd. (Cayman Islands), Series 2014-2A, Class AR, 3 Month LIBOR + 1.180%, 144A	2.484	%(c)	07/15/26	1,000	1,002,403
Voya CLO Ltd. (Cayman Islands), Series 2014-1A, Class A1R, 3 Month LIBOR + 1.330%, 144A	2.634	%(c)	04/18/26	500	500,540

					2,493,261

Credit Cards — 3.4%
American Express Credit Account Secured Note Trust, Series 2012-4, Class A, 1 Month LIBOR + 0.240%.	1.474	%(c)	05/15/20	1,000	1,000,109
American Express Credit Account Secured Note Trust, Series 2012-4, Class C, 1 Month LIBOR + 0.800%, 144A	2.034	%(c)	05/15/20	1,300	1,300,363

					2,300,472

TOTAL ASSET-BACKED SECURITIES (cost $4,944,983)					4,956,861

COMMERCIAL MORTGAGE-BACKED SECURITIES — 9.0%
Citigroup Commercial Mortgage Trust, Series 2014-GC21, Class A1	1.242%		05/10/47	94	93,772
Commercial Mortgage Loan Trust, Series 2008-LS1, Class A1A	6.267	%(cc)	12/10/49	247	246,821
Commercial Mortgage Pass-Through Certificates, Series 2014-CR14, Class A1	1.330%		02/10/47	279	278,731
Commercial Mortgage Trust, Series 2013-CR8, Class A2	2.367%		06/10/46	2,700	2,708,880
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP7, Class AM .	6.138	%(cc)	04/17/45	3	3,082
LB-UBS Commercial Mortgage Trust, Series 2007-C6, Class AM	6.114	%(cc)	07/15/40	40	39,908
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C8, Class A2	1.689%		12/15/48	19	18,878
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C12, Class A1	1.313%		10/15/46	253	252,197
UBS-Barclays Commercial Mortgage Trust, Series 2012-C2, Class A3	3.058%		05/10/63	2,385	2,429,836

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $6,084,699)					6,072,105

A386

AST BOND PORTFOLIO 2017 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS — 19.6%

Banks — 8.6%
Capital One NA, Sr. Unsec’d. Notes	2.250%	09/13/21	360	$355,089
Citigroup, Inc., Sr. Unsec’d. Notes	2.750%	04/25/22	325	326,563
Discover Bank, Sr. Unsec’d. Notes	2.000%	02/21/18	1,290	1,291,922
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	5.250%	07/27/21	350	384,585
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes, GMTN.	5.375%	03/15/20	425	456,565
JPMorgan Chase & Co., Sr. Unsec’d. Notes	4.250%	10/15/20	70	74,112
JPMorgan Chase & Co., Sr. Unsec’d. Notes	4.350%	08/15/21	350	374,985
JPMorgan Chase & Co., Sr. Unsec’d. Notes	6.300%	04/23/19	400	426,830
Morgan Stanley, Sr. Unsec’d. Notes, GMTN	5.500%	01/26/20	850	912,822
Wells Fargo & Co., Sr. Unsec’d. Notes	5.625%	12/11/17	1,175	1,184,250

				5,787,723

Computers — 2.2%
Apple, Inc., Sr. Unsec’d. Notes	1.000%	05/03/18	1,320	1,316,911
Hewlett Packard Enterprise Co., Sr. Unsec’d. Notes	2.450%	10/05/17	122	122,006
Hewlett Packard Enterprise Co., Sr. Unsec’d. Notes	2.850%	10/05/18	70	70,700

				1,509,617

Electric — 0.4%
NextEra Energy Capital Holdings, Inc., Gtd. Notes	4.500%	06/01/21	280	297,925

Food — 0.5%
Kraft Heinz Foods Co., Gtd. Notes	5.375%	02/10/20	209	224,182
Wm. Wrigley Jr. Co., Sr. Unsec’d. Notes, 144A	2.000%	10/20/17	90	89,987

				314,169

Healthcare-Services — 0.9%
Aetna, Inc., Sr. Unsec’d. Notes	4.125%	06/01/21	275	290,482
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	4.700%	02/15/21	280	301,627

				592,109

Insurance — 1.1%
American International Group, Inc., Sr. Unsec’d. Notes, MTN	5.850%	01/16/18	380	384,334
MetLife, Inc., Sr. Unsec’d. Notes	7.717%	02/15/19	350	377,719

				762,053

Machinery-Diversified — 0.8%
John Deere Capital Corp., Sr. Unsec’d. Notes, MTN	3.150%	10/15/21	140	144,667
John Deere Capital Corp., Sr. Unsec’d. Notes, MTN	3.900%	07/12/21	350	370,611

				515,278

Miscellaneous Manufacturing — 0.0%
General Electric Co., Sr. Unsec’d. Notes, MTN	4.650%	10/17/21	30	32,853

Pipelines — 0.2%
Enterprise Products Operating LLC, Gtd. Notes	5.200%	09/01/20	125	135,469

A387

AST BOND PORTFOLIO 2017 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Retail — 0.7%
Wal-Mart Stores, Inc., Sr. Unsec’d. Notes	4.250%	04/15/21	425	$457,393

Telecommunications — 3.6%
AT&T, Inc., Sr. Unsec’d. Notes	3.875%	08/15/21	600	628,061
Verizon Communications, Inc., Sr. Unsec’d. Notes	2.946%	03/15/22	1,376	1,399,315
Verizon Communications, Inc., Sr. Unsec’d. Notes	3.500%	11/01/21	350	363,949

				2,391,325

Transportation — 0.6%
Norfolk Southern Corp., Sr. Unsec’d. Notes	5.900%	06/15/19	350	372,643

TOTAL CORPORATE BONDS (cost $12,850,915)				13,168,557

SOVEREIGN BOND — 0.3%
Kingdom of Belgium Government International Bond (Belgium), Sr. Unsec’d. Notes, EMTN, 144A (cost $199,700)	1.125%	08/03/19	200	197,995

U.S. GOVERNMENT AGENCY OBLIGATIONS — 3.5%
Federal National Mortgage Assoc	1.500%	11/30/20	1,220	1,211,822
Israel Government, USAID Bond, U.S. Gov’t. Gtd. Notes	5.500%	09/18/23	975	1,156,167

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $2,313,269)				2,367,989

U.S. TREASURY OBLIGATIONS — 58.4%
U.S. Treasury Bonds	2.750%	08/15/47	100	97,828
U.S. Treasury Bonds	2.875%	05/15/43	200	201,594
U.S. Treasury Bonds	2.875%	08/15/45	15	15,064
U.S. Treasury Bonds	3.000%	11/15/44	45	46,359
U.S. Treasury Bonds	3.000%	05/15/45	90	92,672
U.S. Treasury Bonds	3.625%	08/15/43	540	619,692
U.S. Treasury Bonds	4.250%	11/15/40	425	533,275
U.S. Treasury Bonds	4.750%	02/15/41	715	960,530
U.S. Treasury Notes	0.750%	07/31/18	3,160	3,145,188
U.S. Treasury Notes(k)	1.625%	04/30/19	12,500	12,535,156
U.S. Treasury Notes	1.625%	04/30/23	3,500	3,427,539
U.S. Treasury Notes	1.750%	05/15/23	3,265	3,217,428
U.S. Treasury Notes	1.875%	04/30/22	1,178	1,176,942
U.S. Treasury Notes	1.875%	08/31/24	170	166,972
U.S. Treasury Notes	2.000%	06/30/24	1,100	1,090,117
U.S. Treasury Notes	2.000%	08/15/25	870	855,115
U.S. Treasury Notes	2.125%	09/30/21	100	101,211
U.S. Treasury Notes(k)	2.125%	05/15/25	6,395	6,353,532
U.S. Treasury Notes	2.250%	11/15/25	2,075	2,074,919
U.S. Treasury Notes	2.250%	02/15/27	240	238,547
U.S. Treasury Notes	2.250%	08/15/27	280	278,097
U.S. Treasury Notes	2.375%	08/15/24	2,010	2,038,344
U.S. Treasury Notes	2.375%	05/15/27	10	10,041

TOTAL U.S. TREASURY OBLIGATIONS (cost $39,538,523).				39,276,162

A388

AST BOND PORTFOLIO 2017 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Value
TOTAL LONG-TERM INVESTMENTS (cost $65,932,089)	$66,039,669

SHORT-TERM INVESTMENTS — 1.2%

	Shares
AFFILIATED MUTUAL FUNDS — 1.2%
Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund(w)	752,873	752,873
Prudential Investment Portfolios 2 - Prudential Institutional Money Market Fund(w)	9,197	9,198

TOTAL AFFILIATED MUTUAL FUNDS (cost $762,071)		762,071

OPTIONS PURCHASED* — 0.0% (cost $40,686)		7,000

TOTAL SHORT-TERM INVESTMENTS (cost $802,757)		769,071

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN — 99.4% (cost $66,734,846)		66,808,740

OPTIONS WRITTEN* — (0.0)% (premiums received $19,595)		(4,719)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN — 99.4% (cost $66,715,251)		66,804,021
Other assets in excess of liabilities(z) — 0.6%		428,552

NET ASSETS — 100.0%		$67,232,573

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at September 30, 2017.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of September 30, 2017. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund and Prudential Institutional Money Market Fund.
(z)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end, with the exception of options which are included in net assets at market value:

Exchange Traded Options - Purchased:

Description	Call/ Put	Expiration Date	Strike Price	Contracts	Notional Amount (000)#	Value
5 Year U.S. Treasury Notes Futures	Call	11/24/17	$118.00	8	8	$1,875
10 Year U.S. Treasury Notes Futures	Call	10/27/17	$127.00	50	50	4,687
10 Year U.S. Treasury Notes Futures	Call	10/27/17	$131.00	25	25	—
5 Year U.S. Treasury Notes Futures	Put	11/24/17	$116.00	8	8	438

						$7,000

A389

AST BOND PORTFOLIO 2017 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Description	Call/ Put	Expiration Date	Strike Price	Contracts	Notional Amount (000)#	Value
5 Year U.S. Treasury Notes Futures	Call	11/24/17	$119.00	8	8	$(563)
10 Year U.S. Treasury Notes Futures	Call	10/27/17	$129.00	75	75	(2,344)
5 Year U.S. Treasury Notes Futures	Put	11/24/17	$117.00	8	8	(1,812)

						$(4,719)

Futures contracts outstanding at September 30, 2017:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
20	2 Year U.S. Treasury Notes	Dec. 2017	$4,317,216	$4,314,063	$(3,153)
1	30 Year U.S. Ultra Treasury Bonds	Dec. 2017	166,814	165,125	(1,689)

					(4,842)

Short Positions:
192	5 Year U.S. Treasury Notes	Dec. 2017	22,713,804	22,560,000	153,804
94	10 Year U.S. Treasury Notes	Dec. 2017	11,899,798	11,779,375	120,423
19	20 Year U.S. Treasury Bonds	Dec. 2017	2,941,508	2,903,438	38,070

					312,297

					$307,455

Cash of $50,000 and a security with a market value of $496,758 have been segregated with Citigroup Global Markets to cover requirements for open futures contracts at September 30, 2017.

Interest rate swap agreements outstanding at September 30, 2017:

Notional Amount (000)#	Termination Date	Fixed Rate		Floating Rate	Value at Trade Date	Value at September 30, 2017	Unrealized Appreciation (Depreciation)
Centrally cleared swap agreements:
12,560	10/18/17	0.607	%(T)	1 Day USOIS(1)(T)	$161	$31,205	$31,044
7,175	11/09/17	0.626	%(T)	1 Day USOIS(1)(T)	166	19,722	19,556
35,900	12/31/17	0.000	%(T)	3 Month LIBOR(2)(T)	232	(100,044)	(100,276)
16,000	12/31/17	0.000	%(T)	3 Month LIBOR(2)(T)	186	2,280,464	2,280,278
700	03/21/23	2.038	%(S)	3 Month LIBOR(1)(Q)	(25,604)	(315)	25,289
795	08/15/23	1.459	%(S)	3 Month LIBO R(1)(Q)	41,876	26,509	(15,367)
5	11/15/23	2.217	%(S)	3 Month LIBOR(1)(Q)	(4)	(74)	(70)
1,197	11/15/23	2.209	%(S)	3 Month LIBOR(1)(Q)	157	(17,178)	(17,335)
100	04/08/25	2.020	%(S)	3 Month LIBOR(1)(Q)	151	459	308
630	11/12/25	2.263	%(S)	3 Month LIBOR(1)(Q)	155	(7,659)	(7,814)

					$17,476	$2,233,089	$2,215,613

A security with a market value of $350,984 has been segregated with Citigroup Global Markets to cover requirements for open centrally cleared swap contracts at September 30, 2017.

(1)	The Portfolio pays the fixed rate and receives the floating rate.
(2)	The Portfolio pays the floating rate and receives the fixed rate.

A390

AST BOND PORTFOLIO 2017 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2017 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities
Automobiles	$—	$163,128	$—
Collateralized Loan Obligations	—	2,493,261	—
Credit Cards	—	2,300,472	—
Commercial Mortgage-Backed Securities	—	6,072,105	—
Corporate Bonds	—	13,168,557	—
Sovereign Bond	—	197,995	—
U.S. Government Agency Obligations	—	2,367,989	—
U.S. Treasury Obligations	—	39,276,162	—
Affiliated Mutual Funds	762,071	—	—
Options Purchased	7,000	—	—
Options Written	(4,719)	—	—
Other Financial Instruments*
Futures Contracts	307,455	—	—
Centrally Cleared Interest Rate Swap Agreements	—	2,215,613	—

Total	$1,071,807	$68,255,282	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

A391

AST BOND PORTFOLIO 2018

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value
LONG-TERM INVESTMENTS — 74.6%

ASSET-BACKED SECURITIES — 7.2%

Automobiles — 1.8%
Ally Auto Receivables Trust, Series 2016-3, Class A2	1.190%	12/17/18	163	$163,128
AmeriCredit Automobile Receivables Trust, Series 2016-1, Class A2B, 1 Month LIBOR + 0.750%	1.982%(c)	06/10/19	15	14,970
AmeriCredit Automobile Receivables Trust, Series 2016-2, Class A2B, 1 Month LIBOR + 0.700%	1.932%(c)	10/08/19	99	99,345
Avis Budget Rental Car Funding AESOP LLC, Series 2012-3A, Class A, 144A	2.100%	03/20/19	1,000	1,000,993
Enterprise Fleet Financing LLC, Series 2015-2, Class A2, 144A	1.590%	02/22/21	136	135,674
GM Financial Automobile Leasing Trust, Series 2016-3, Class A2B, 1 Month LIBOR + 0.360%	1.596%(c)	02/20/19	211	210,665
Hyundai Auto Lease Securitization Trust, Series 2017-A, Class A2B, 1 Month LIBOR + 0.300%, 144A	1.534%(c)	07/15/19	587	587,514
Nissan Auto Lease Trust, Series 2016-B, Class A2B, 1 Month LIBOR + 0.280%	1.514%(c)	12/17/18	262	262,254

				2,474,543

Collateralized Loan Obligations — 2.2%
ALM Ltd. (Cayman Islands), Series 2015-12A, Class A1R, 3 Month LIBOR + 1.050%, 144A	2.354%(c)	04/16/27	250	251,079
Benefit Street Partners CLO Ltd. (Cayman Islands), Series 2013-IIA, Class A1R, 3 Month LIBOR + 1.250%, 144A	2.554%(c)	07/15/29	250	250,157
Benefit Street Partners CLO Ltd. (Cayman Islands), Series 2017-11A, Class X, 3 Month LIBOR + 1.000%, 144A	1.883%(c)	04/15/29	250	249,987
Burnham Park CLO Ltd. (Cayman Islands), Series 2016-1A, Class A, 3 Month LIBOR + 1.430%, 144A	2.737%(c)	10/20/29	250	254,013
KVK CLO Ltd. (Cayman Islands), Series 2014-2A, Class AR, 3 Month LIBOR + 1.180%, 144A	2.484%(c)	07/15/26	1,000	1,002,403
OHA Credit Partners Ltd. (Cayman Islands), Series 2013-8A, Class A, 3 Month LIBOR + 1.120%, 144A	2.427%(c)	04/20/25	232	232,540
Tryon Park CLO Ltd. (Cayman Islands), Series 2013-1A, Class A1, 3 Month LIBOR + 1.120%, 144A	2.424%(c)	07/15/25	250	250,356
Voya CLO Ltd. (Cayman Islands), Series 2014-1A, Class A1R, 3 Month LIBOR + 1.330%, 144A	2.634%(c)	04/18/26	500	500,540

				2,991,075

Credit Cards — 2.5%
American Express Credit Account Secured Note Trust, Series 2012-4, Class A, 1 Month LIBOR + 0.240%.	1.474%(c)	05/15/20	1,000	1,000,109
American Express Credit Account Secured Note Trust, Series 2012-4, Class C, 1 Month LIBOR + 0.800%, 144A	2.034%(c)	05/15/20	1,200	1,200,335

A392

AST BOND PORTFOLIO 2018 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)

Credit Cards (cont’d.)
BA Credit Card Trust, Series 2015-A1, Class A, 1 Month LIBOR + 0.330%	1.564	%(c)	06/15/20	600	$600,527
Synchrony Credit Card Master Note Trust, Series 2014-1, Class A	1.610%		11/15/20	500	500,126

					3,301,097

Equipment — 0.7%
Wells Fargo Dealer Floorplan Master Note Trust, Series 2014-2, Class A, 1 Month LIBOR + 0.450%	1.686	%(c)	10/20/19	900	900,180

TOTAL ASSET-BACKED SECURITIES (cost $9,653,411)					9,666,895

COMMERCIAL MORTGAGE-BACKED SECURITIES — 8.3%
Commercial Mortgage Loan Trust, Series 2008-LS1, Class A1A	6.031	%(cc)	12/10/49	232	231,862
Commercial Mortgage Trust, Series 2013-CR8, Class A2	2.367%		06/10/46	3,600	3,611,840
Commercial Mortgage Trust, Series 2015-CR24, Class A3	3.214%		08/10/48	1,200	1,216,236
Fannie Mae Multifamily Remic Trust, Series 2015-M12, Class A1	2.331%		05/25/25	686	682,138
JPMBB Commercial Mortgage Securities Trust, Series 2015-C30, Class A3	3.322%		07/15/48	1,000	1,035,902
LB-UBS Commercial Mortgage Trust, Series 2007-C6, Class AM	6.114	%(cc)	07/15/40	154	153,493
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C8, Class A2	1.689%		12/15/48	38	37,756
UBS-Barclays Commercial Mortgage Trust, Series 2012-C2, Class A3	3.058%		05/10/63	3,165	3,224,499
Wells Fargo Commercial Mortgage Trust, Series 2015-C30, Class A2	2.573%		09/15/58	985	993,197

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $11,180,341)					11,186,923

CORPORATE BONDS — 16.9%

Banks — 6.7%
Capital One NA, Sr. Unsec’d. Notes	2.250%		09/13/21	310	305,771
Citigroup, Inc., Sr. Unsec’d. Notes	2.750%		04/25/22	280	281,346
Development Bank of Japan, Inc. (Japan), Gov’t. Gtd. Notes, MTN, 144A	1.000%		01/22/18	600	598,640
Discover Bank, Sr. Unsec’d. Notes	2.000%		02/21/18	1,910	1,912,846
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	5.250%		07/27/21	300	329,644
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes, GMTN.	5.375%		03/15/20	625	671,418
JPMorgan Chase & Co., Sr. Unsec’d. Notes	4.350%		08/15/21	300	321,415
JPMorgan Chase & Co., Sr. Unsec’d. Notes	6.300%		04/23/19	850	907,015
Morgan Stanley, Sr. Unsec’d. Notes, GMTN	5.500%		01/26/20	1,175	1,261,842
PNC Bank NA, Sub. Notes	2.950%		01/30/23	610	617,321
Wachovia Corp., Gtd. Notes, MTN	5.750%		02/01/18	1,750	1,774,174

					8,981,432

Biotechnology — 0.5%
AMGEN, Inc., Sr. Unsec’d. Notes	1.900%		05/10/19	610	610,938

A393

AST BOND PORTFOLIO 2018 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Computers — 2.0%
Apple, Inc., Sr. Unsec’d. Notes	1.000%	05/03/18	1,910	$1,905,531
Hewlett Packard Enterprise Co., Sr. Unsec’d. Notes	2.450%	10/05/17	138	138,006
Hewlett Packard Enterprise Co., Sr. Unsec’d. Notes	2.850%	10/05/18	80	80,800
NetApp, Inc., Sr. Unsec’d. Notes	2.000%	09/27/19	510	509,841

				2,634,178

Electric — 0.4%
Duke Energy Progress LLC, First Mortgage Bonds	5.300%	01/15/19	125	130,861
NextEra Energy Capital Holdings, Inc., Gtd. Notes	4.500%	06/01/21	385	409,645

				540,506

Food — 0.2%
Kraft Heinz Foods Co., Gtd. Notes	5.375%	02/10/20	209	224,182

Forest Products & Paper — 0.3%
International Paper Co., Sr. Unsec’d. Notes	7.950%	06/15/18	400	416,469

Gas — 0.1%
Atmos Energy Corp., Sr. Unsec’d. Notes	8.500%	03/15/19	170	186,004

Hand/Machine Tools — 0.2%
Stanley Black & Decker, Inc., Sub. Notes	1.622%	11/17/18	235	234,486

Healthcare-Services — 0.4%
Aetna, Inc., Sr. Unsec’d. Notes	4.125%	06/01/21	150	158,445
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	4.700%	02/15/21	385	414,737

				573,182

Insurance — 1.0%
American International Group, Inc., Sr. Unsec’d. Notes, MTN	5.850%	01/16/18	550	556,273
MetLife, Inc., Sr. Unsec’d. Notes	7.717%	02/15/19	790	852,565

				1,408,838

Leisure Time — 0.2%
Carnival Corp., Gtd. Notes	1.875%	12/15/17	250	250,171

Machinery-Diversified — 0.4%
John Deere Capital Corp., Sr. Unsec’d. Notes, MTN	3.150%	10/15/21	185	191,168
John Deere Capital Corp., Sr. Unsec’d. Notes, MTN	3.900%	07/12/21	300	317,667

				508,835

Media — 0.4%
NBCUniversal Enterprise, Inc., Gtd. Notes, 144A	1.974%	04/15/19	480	481,597

Metals & Mining — 0.2%
Freeport-McMoRan, Inc., Gtd. Notes	2.375%	03/15/18	325	325,000

Miscellaneous Manufacturing — 0.0%
General Electric Co., Sr. Unsec’d. Notes, MTN	4.650%	10/17/21	30	32,853

A394

AST BOND PORTFOLIO 2018 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Multi-National — 0.5%
African Development Bank (Supranational Bank), Sr. Unsec’d. Notes, MTN	0.875%	03/15/18	650	$648,304

Oil & Gas — 0.1%
Statoil ASA (Norway), Gtd. Notes	5.250%	04/15/19	160	168,381

Pipelines — 0.2%
ONEOK Partners LP, Gtd. Notes	3.200%	09/15/18	325	328,900

Retail — 0.6%
Wal-Mart Stores, Inc., Sr. Unsec’d. Notes	4.125%	02/01/19	415	428,751
Wal-Mart Stores, Inc., Sr. Unsec’d. Notes	4.250%	04/15/21	400	430,488

				859,239

Software — 0.2%
Fidelity National Information Services, Inc., Sr. Unsec’d. Notes	2.850%	10/15/18	300	303,504

Telecommunications — 1.9%
AT&T, Inc., Sr. Unsec’d. Notes	3.875%	08/15/21	1,070	1,120,042
Verizon Communications, Inc., Sr. Unsec’d. Notes	2.946%	03/15/22	1,053	1,070,842
Verizon Communications, Inc., Sr. Unsec’d. Notes	3.500%	11/01/21	300	311,956

				2,502,840

Transportation — 0.4%
Norfolk Southern Corp., Sr. Unsec’d. Notes	5.900%	06/15/19	450	479,112

TOTAL CORPORATE BONDS (cost $22,239,010)				22,698,951

SOVEREIGN BONDS — 1.3%
Caisse d’Amortissement de la Dette Sociale (France), Sr. Unsec’d. Notes, MTN, 144A	1.250%	03/12/18	600	599,290
Kingdom of Belgium Government International Bond (Belgium), Sr. Unsec’d. Notes, EMTN, 144A	1.125%	08/03/19	200	197,995
Kommunalbanken AS (Norway), Sr. Unsec’d. Notes, 144A	1.125%	05/23/18	1,008	1,005,263

TOTAL SOVEREIGN BONDS (cost $1,803,498)				1,802,548

U.S. GOVERNMENT AGENCY OBLIGATIONS — 2.4%
Federal National Mortgage Assoc.(k)	1.500%	11/30/20	1,475	1,465,113
Government National Mortgage Assoc.	4.000%	02/15/39	12	12,607
Government National Mortgage Assoc.	4.000%	12/15/40	112	119,531
Israel Government, USAID Bond, U.S. Gov’t. Gtd. Notes	5.500%	09/18/23	1,335	1,583,059

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $3,188,984)				3,180,310

U.S. TREASURY OBLIGATIONS — 38.5%
U.S. Treasury Bonds	2.750%	08/15/47	300	293,484
U.S. Treasury Bonds	2.875%	05/15/43	150	151,195
U.S. Treasury Bonds	2.875%	08/15/45	15	15,064

A395

AST BOND PORTFOLIO 2018 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

U.S. TREASURY OBLIGATIONS (Continued)
U.S. Treasury Bonds	3.000%		11/15/44	75	$77,265
U.S. Treasury Bonds	3.000%		05/15/45	320	329,500
U.S. Treasury Bonds(a)	3.000%		02/15/47	150	154,295
U.S. Treasury Bonds	3.000%		05/15/47	190	195,507
U.S. Treasury Bonds	3.625%		08/15/43	120	137,709
U.S. Treasury Bonds	4.250%		11/15/40	970	1,217,123
U.S. Treasury Bonds	4.750%		02/15/41	790	1,061,285
U.S. Treasury Notes	0.750%		07/31/18	160	159,250
U.S. Treasury Notes	1.375%		09/15/20	970	963,293
U.S. Treasury Notes	1.375%		04/30/21	10,260	10,130,147
U.S. Treasury Notes	1.375%		05/31/21	3,195	3,151,818
U.S. Treasury Notes	1.625%		08/31/22	70	69,037
U.S. Treasury Notes	1.625%		04/30/23	3,275	3,207,197
U.S. Treasury Notes	1.750%		03/31/22	2,975	2,958,149
U.S. Treasury Notes	1.750%		05/15/23	2,075	2,044,767
U.S. Treasury Notes	1.875%		04/30/22	1,658	1,656,510
U.S. Treasury Notes	1.875%		08/31/24	300	294,656
U.S. Treasury Notes	2.000%		11/30/22	2,870	2,875,045
U.S. Treasury Notes	2.000%		06/30/24	2,510	2,487,449
U.S. Treasury Notes	2.125%		06/30/21	1,140	1,154,873
U.S. Treasury Notes(k)	2.125%		09/30/21	5,635	5,703,236
U.S. Treasury Notes	2.125%		06/30/22	615	620,910
U.S. Treasury Notes	2.125%		12/31/22	3,595	3,621,120
U.S. Treasury Notes	2.125%		05/15/25	3,625	3,601,494
U.S. Treasury Notes	2.250%		11/15/25	10	10,000
U.S. Treasury Notes	2.250%		02/15/27	345	342,911
U.S. Treasury Notes	2.250%		08/15/27	260	258,233
U.S. Treasury Notes	2.625%		11/15/20	2,620	2,697,065

TOTAL U.S. TREASURY OBLIGATIONS (cost $52,230,477)					51,639,587

TOTAL LONG-TERM INVESTMENTS (cost $100,295,721)					100,175,214

SHORT-TERM INVESTMENTS — 18.9%
				Shares

AFFILIATED MUTUAL FUNDS — 18.3%
Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund(w)				24,396,102	24,396,102
Prudential Investment Portfolios 2 - Prudential Institutional Money Market Fund (cost $131,748; includes $129,248 of cash collateral for securities on loan)(b)(w)				131,735	131,748

TOTAL AFFILIATED MUTUAL FUNDS (cost $24,527,850)					24,527,850

				Principal Amount (000)#

CERTIFICATE OF DEPOSIT — 0.6%
Bank of America NA, 1 Month LIBOR + 0.150% .	1.382%	(c)	04/06/18	750	749,962

OPTIONS PURCHASED* — 0.0% (cost $54,845)					10,235

TOTAL SHORT-TERM INVESTMENTS (cost $25,332,695)					25,288,047

A396

AST BOND PORTFOLIO 2018 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Value

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN — 93.5% (cost $125,628,416)	$125,463,261

OPTIONS WRITTEN* — (0.0)%
(premiums received $26,796)	(7,250)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN — 93.5% (cost $125,601,620)	125,456,011
Other assets in excess of liabilities(z) — 6.5%	8,776,616

NET ASSETS — 100.0%	$134,232,627

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $127,007; cash collateral of $129,248 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at September 30, 2017.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of September 30, 2017. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund and Prudential Institutional Money Market Fund.
(z)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end, with the exception of options which are included in net assets at market value:

Exchange Traded Options - Purchased:

Description	Call/ Put	Expiration Date	Strike Price	Contracts	Notional Amount (000)#	Value
5 Year U.S. Treasury Notes Futures	Call	11/24/17	$118.00	14	14	$3,281
10 Year U.S. Treasury Notes Futures	Call	10/27/17	$127.00	66	66	6,188
10 Year U.S. Treasury Notes Futures	Call	10/27/17	$131.00	33	33	—
5 Year U.S. Treasury Notes Futures	Put	11/24/17	$116.00	14	14	766

						$10,235

Exchange Traded Options - Written:

Description	Call/ Put	Expiration Date	Strike Price	Contracts	Notional Amount (000)#	Value
5 Year U.S. Treasury Notes Futures	Call	11/24/17	$119.00	14	14	$(984)
10 Year U.S. Treasury Notes Futures	Call	10/27/17	$129.00	99	99	(3,094)
5 Year U.S. Treasury Notes Futures	Put	11/24/17	$117.00	14	14	(3,172)

						$(7,250)

Futures contracts outstanding at September 30, 2017:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)

Long Positions:
63	2 Year U.S. Treasury Notes	Dec. 2017	$13,613,371	$ 13,589,297	$ (24,074)

A397

AST BOND PORTFOLIO 2018 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Futures contracts outstanding at September 30, 2017 (continued):

Number of Contracts	Type	Expiration Date	Value at Trade Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)

Long Positions (cont’d.):
5	10 Year U.S. Ultra Treasury Bonds	Dec. 2017	$678,258	$ 671,641	$ (6,617)
4	30 Year U.S. Ultra Treasury Bonds	Dec. 2017	674,390	660,500	(13,890)

					(44,581)

Short Positions:
298	5 Year U.S. Treasury Notes	Dec. 2017	35,255,179	35,015,000	240,179
32	10 Year U.S. Treasury Notes	Dec. 2017	4,023,231	4,010,000	13,231
40	20 Year U.S. Treasury Bonds	Dec. 2017	6,192,459	6,112,500	79,959

					333,369

					$ 288,788

Cash of $320,000 and a security with a market value of $268,190 have been segregated with Citigroup Global Markets to cover requirements for open futures contracts at September 30, 2017.

Interest rate swap agreements outstanding at September 30, 2017

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at September 30, 2017	Unrealized Appreciation (Depreciation)

Centrally cleared swap agreements:

11,515	10/18/17	0.607%(T)	1 Day USOIS(1)(T)	$160	$ 28,609	$ 28,449
6,435	11/09/17	0.626%(T)	1 Day USOIS(1)(T)	164	17,688	17,524
870	07/11/18	0.947%(S)	3 Month LIBOR(1)(Q)	153	4,513	4,360
31,800	10/03/18	1.745%(S)	3 Month LIBOR(2)(Q)	—	230,637	230,637
8,480	12/31/18	0.000%(T)	3 Month LIBOR(2)(T)	169	(68,934)	(69,103)
5,155	06/30/19	1.486%(A)	1 Day USOIS(1)(A)	(1,958)	(695)	1,263
430	06/30/19	1.502%(A)	1 Day USOIS(1)(A)	(621)	(176)	445
5,020	07/11/19	1.045%(S)	3 Month LIBOR(1)(Q)	171	61,007	60,836
8,630	05/31/21	1.953%(S)	3 Month LIBOR(2)(Q)	121	63,156	63,035
1,648	05/31/21	1.948%(S)	3 Month LIBOR(2)(Q)	157	11,757	11,600
1,520	05/31/21	1.849%(S)	3 Month LIBOR(2)(Q)	144	4,967	4,823
4,200	06/03/21	2.105%(S)	3 Month LIBOR(1)(Q)	175	(54,115)	(54,290)
1,820	06/15/21	1.105%(S)	3 Month LIBOR(1)(Q)	106	47,365	47,259
3,925	08/31/21	2.015%(S)	3 Month LIBOR(1)(Q)	(2,067)	(17,076)	(15,009)
1,575	10/06/21	2.060%(S)	3 Month LIBOR(1)(Q)	—	(18,217)	(18,217)
2,280	05/31/22	2.217%(S)	3 Month LIBOR(1)(Q)	162	(39,261)	(39,423)
1,250	07/17/22	—(3)(Q)	— (3)(Q)	56	91	35
2,960	07/11/23	1.400%(S)	3 Month LIBOR(2)(Q)	171	(105,708)	(105,879)
1,760	08/15/23	1.459%(S)	3 Month LIBOR(1)(Q)	81,040	58,687	(22,353)
4,150	09/23/23	2.855%(S)	3 Month LIBOR(1)(Q)	183	(182,978)	(183,161)
1,078	11/15/23	2.209%(S)	3 Month LIBOR(1)(Q)	156	(15,471)	(15,627)

A398

AST BOND PORTFOLIO 2018 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Interest rate swap agreements outstanding at September 30, 2017 (continued):

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at September 30, 2017	Unrealized Appreciation (Depreciation)

Centrally cleared swap agreements (cont’d.):
5	11/15/23	2.217%(S)	3 Month LIBOR(1)(Q)	$(4)	$(74)	$(70)
370	02/15/24	2.115%(S)	3 Month LIBOR(1)(Q)	1,175	(871)	(2,046)
245	02/15/24	2.151%(S)	3 Month LIBOR(1)(Q)	49	(1,117)	(1,166)
240	02/15/24	2.183%(S)	3 Month LIBOR(1)(Q)	(331)	(1,575)	(1,244)
1,485	05/15/24	1.956%(S)	3 Month LIBOR(1)(Q)	4,963	13,648	8,685
780	11/12/25	2.263%(S)	3 Month LIBOR(1)(Q)	156	(9,483)	(9,639)
396	02/15/27	1.824%(A)	1 Day USOIS(1)(A)	4,862	3,989	(873)
130	02/15/27	2.067%(A)	1 Day USOIS(1)(A)	(181)	(1,442)	(1,261)
130	02/15/27	1.965%(A)	1 Day USOIS(1)(A)	—	(280)	(280)
665	02/15/36	2.338%(S)	3 Month	(4,900)	(14,123)	(9,223)
			LIBOR(2)(Q)

				$84,431	$ 14,518	$(69,913)

Notional Amount (000)#	Termination Date	Fixed Rate		Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC swap agreement:
44,500	12/31/18	2.808	%(T)	3 month LIBOR(2)(T)	$7,989,385	$—	$7,989,385	JPMorgan Chase

A security with a market value of $526,297 has been segregated with Citigroup Global Markets to cover requirements for open centrally cleared swap contracts at September 30, 2017.

(1) The Portfolio pays the fixed rate and receives the floating rate.

(2) The Portfolio pays the floating rate and receives the fixed rate.

(3) The Portfolio pays the floating rate of 3 Month LIBOR and receives the floating rate of 1 Day USOIS plus 28 bps.

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2017 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Automobiles	$—	$2,474,543	$—
Collateralized Loan Obligations	—	2,991,075	—
Credit Cards	—	3,301,097	—
Equipment	—	900,180	—
Commercial Mortgage-Backed Securities	—	11,186,923	—
Corporate Bonds	—	22,698,951	—
Sovereign Bonds	—	1,802,548	—
U.S. Government Agency Obligations	—	3,180,310	—
U.S. Treasury Obligations	—	51,639,587	—
Affiliated Mutual Funds	24,527,850	—	—
Certificate of Deposit	—	749,962	—
Options Purchased	10,235	—	—

A399

AST BOND PORTFOLIO 2018 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Options Written	$(7,250)	$—	$—
Other Financial Instruments*
Futures Contracts	288,788	—	—
Centrally Cleared Interest Rate Swap Agreements	—	(69,913)	—
OTC Interest Rate Swap Agreement	—	7,989,385	—

Total	$24,819,623	$108,844,648	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

A400

AST BOND PORTFOLIO 2019

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

LONG-TERM INVESTMENTS — 82.5%

ASSET-BACKED SECURITIES — 11.4%

Automobiles — 5.2%
Ally Master Owner Trust, Series 2017-1, Class A, 1 Month LIBOR + 0.400%	1.634	%(c)	02/15/21	200	$200,373
AmeriCredit Automobile Receivables Trust, Series 2016-1, Class A2B, 1 Month LIBOR + 0.750%	1.982	%(c)	06/10/19	7	7,485
AmeriCredit Automobile Receivables Trust, Series 2016-2, Class A2B, 1 Month LIBOR + 0.700%	1.932	%(c)	10/08/19	74	74,509
Avis Budget Rental Car Funding AESOP LLC, Series 2012-3A, Class A, 144A	2.100%		03/20/19	500	500,496
Bank of The West Auto Trust, Series 2014-1, Class A3, 144A	1.090%		03/15/19	5	5,309
CarMax Auto Owner Trust, Series 2016-3, Class A2	1.170%		08/15/19	285	285,274
Enterprise Fleet Financing LLC, Series 2015-2, Class A2, 144A	1.590%		02/22/21	68	67,837
Enterprise Fleet Financing LLC, Series 2016-1, Class A2, 144A	1.830%		09/20/21	120	120,013
Enterprise Fleet Financing LLC, Series 2017-2, Class A2, 144A	1.970%		01/20/23	100	100,008
Ford Credit Floorplan Master Owner Trust, Series 2016-4, Class A, 1 Month LIBOR + 0.530%	1.764	%(c)	07/15/20	300	300,803
GMF Floorplan Owner Revolving Trust, Series 2015-1, Class A2, 1 Month LIBOR + 0.500%, 144A	1.734	%(c)	05/15/20	200	200,443
Hyundai Auto Lease Securitization Trust, Series 2017-A, Class A2B, 1 Month LIBOR + 0.300%, 144A	1.534	%(c)	07/15/19	293	293,757
Nissan Master Owner Trust Receivables, Series 2016-A, Class A1, 1 Month LIBOR + 0.640%	1.874	%(c)	06/15/21	300	302,400

					2,458,707

Collateralized Loan Obligations — 0.3%
MP CLO Ltd. (Cayman Islands), Series 2013-1A, Class A, 3 Month LIBOR + 1.180%, 144A	2.487	%(c)	04/20/25	147	147,268

Credit Cards — 4.9%
American Express Credit Account Master Trust, Series 2013-2, Class B, 1 Month LIBOR + 0.700%	1.934	%(c)	05/17/21	200	200,904
American Express Credit Account Master Trust, Series 2014-1, Class A, 1 Month LIBOR + 0.370%	1.604	%(c)	12/15/21	500	502,189
American Express Credit Account Secured Note Trust, Series 2012-4, Class C, 1 Month LIBOR + 0.800%, 144A	2.034	%(c)	05/15/20	600	600,168
BA Credit Card Trust, Series 2015-A1, Class A, 1 Month LIBOR + 0.330%	1.564	%(c)	06/15/20	200	200,176
Citibank Credit Card Issuance Trust, Series 2016-A1, Class A1	1.750%		11/19/21	600	599,101
Synchrony Credit Card Master Note Trust, Series 2014-1, Class A	1.610%		11/15/20	200	200,050

					2,302,588

A401

AST BOND PORTFOLIO 2019 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (Continued)

Equipment — 1.0%
MMAF Equipment Finance LLC, Series 2017-AA, Class A2, 144A	1.730%		05/18/20	100	$100,029
Wells Fargo Dealer Floorplan Master Note Trust, Series 2014-2, Class A, 1 Month LIBOR + 0.450%	1.686	%(c)	10/20/19	400	400,080

					500,109

TOTAL ASSET-BACKED SECURITIES (cost $5,403,684)					5,408,672

COMMERCIAL MORTGAGE-BACKED SECURITIES — 11.8%
Commercial Mortgage Loan Trust, Series 2008-LS1, Class A1A	6.267	%(cc)	12/10/49	112	112,191
Commercial Mortgage Trust, Series 2013-CR6, Class A2	2.122%		03/10/46	705	705,072
Commercial Mortgage Trust, Series 2013-CR8, Class A2	2.367%		06/10/46	1,600	1,605,262
Commercial Mortgage Trust, Series 2015-CR24, Class A3	3.214%		08/10/48	600	608,118
Fannie Mae Multifamily Remic Trust, Series 2015-M12, Class A1	2.331%		05/25/25	343	341,069
FHLMC Multifamily Structured Pass-Through Certificates, Series K008, Class A2	3.531%		06/25/20	145	150,271
JPMBB Commercial Mortgage Securities Trust, Series 2015-C30, Class A3	3.322%		07/15/48	500	517,951
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2012-LC9, Class A3	2.475%		12/15/47	900	905,929
UBS-Barclays Commercial Mortgage Trust, Series 2012-C2, Class A3	3.058%		05/10/63	620	631,655

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $5,601,885)					5,577,518

CORPORATE BONDS — 28.0%

Agriculture — 0.4%
Altria Group, Inc., Gtd. Notes	9.250%		08/06/19	150	169,881

Auto Manufacturers — 1.2%
Daimler Finance North America LLC (Germany), Gtd. Notes, 144A	2.300%		01/06/20	200	200,830
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	2.375%		01/16/18	240	240,511
General Motors Financial Co., Inc., Gtd. Notes	2.400%		05/09/19	150	150,659

					592,000

Banks — 9.9%
Agence Francaise de Developpement (France), Sr. Unsec’d. Notes, EMTN	2.000%		03/18/19	250	250,723
Bank of America Corp., Sr. Unsec’d. Notes, GMTN	3.300%		01/11/23	295	302,213
Bank of America Corp., Sr. Unsec’d. Notes, MTN	2.600%		01/15/19	250	252,021
Citigroup, Inc., Sr. Unsec’d. Notes	2.750%		04/25/22	300	301,442
Development Bank of Japan, Inc. (Japan), Gov’t. Gtd. Notes, MTN, 144A	1.000%		01/22/18	200	199,547
Dexia Credit Local SA (France), Gov’t. Liquid Gtd. Notes, MTN, 144A	2.250%		01/30/19	250	251,176
Discover Bank, Sr. Unsec’d. Notes	2.000%		02/21/18	740	741,103

A402

AST BOND PORTFOLIO 2019 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Banks (cont’d.)
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	5.750%		01/24/22	300	$336,241
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes, GMTN	5.375%		03/15/20	35	37,599
HSBC Holdings PLC (United Kingdom), Sr. Unsec’d. Notes	4.000%		03/30/22	200	211,404
JPMorgan Chase & Co., Sr. Unsec’d. Notes	3.250%		09/23/22	275	284,301
JPMorgan Chase & Co., Sr. Unsec’d. Notes	6.300%		04/23/19	175	186,738
Morgan Stanley, Sr. Unsec’d. Notes, GMTN	3.750%		02/25/23	150	156,630
Morgan Stanley, Sr. Unsec’d. Notes, GMTN	5.500%		07/28/21	205	227,393
PNC Bank NA, Sub. Notes	2.950%		01/30/23	250	253,000
Wachovia Corp., Gtd. Notes, MTN	5.750%		02/01/18	675	684,324

					4,675,855

Biotechnology — 0.8%
Amgen, Inc., Sr. Unsec’d. Notes	1.900%		05/10/19	260	260,400
Biogen, Inc., Sr. Unsec’d. Notes	2.900%		09/15/20	100	102,453

					362,853

Chemicals — 1.4%
Agrium, Inc. (Canada), Sr. Unsec’d. Notes	3.150%		10/01/22	45	46,014
CF Industries, Inc., Gtd. Notes	7.125%		05/01/20	225	249,750
LyondellBasell Industries NV, Sr. Unsec’d. Notes	5.000%		04/15/19	350	363,157

					658,921

Commercial Services — 0.1%
Western Union Co. (The), Sr. Unsec’d. Notes, 3 Month LIBOR + 0.800%	2.115	%(c)	05/22/19	50	50,024

Computers — 1.8%
Apple, Inc., Sr. Unsec’d. Notes	1.000%		05/03/18	760	758,222
Hewlett Packard Enterprise Co., Sr. Unsec’d. Notes	2.450%		10/05/17	78	78,004
Hewlett Packard Enterprise Co., Sr. Unsec’d. Notes	2.850%		10/05/18	40	40,400

					876,626

Electric — 0.7%
Duke Energy Progress LLC, First Mortgage Bonds	5.300%		01/15/19	100	104,689
Emera US Finance LP (Canada), Gtd. Notes	2.150%		06/15/19	150	150,060
Southern Power Co., Sr. Unsec’d. Notes	1.950%		12/15/19	100	99,794

					354,543

Electronics — 0.2%
Fortive Corp., Sr. Unsec’d. Notes	1.800%		06/15/19	80	79,926

Forest Products & Paper — 0.4%
International Paper Co., Sr. Unsec’d. Notes (original cost $218,536; purchased 11/28/16)(f)	7.950%		06/15/18	200	208,234

Gas — 0.3%
Atmos Energy Corp., Sr. Unsec’d. Notes	8.500%		03/15/19	125	136,768

Hand/Machine Tools — 0.5%
Stanley Black & Decker, Inc., Sub. Notes	1.622%		11/17/18	225	224,508

A403

AST BOND PORTFOLIO 2019 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Healthcare-Products — 0.3%
Abbott Laboratories, Sr. Unsec’d. Notes	2.350%	11/22/19	150	$151,222

Healthcare-Services — 0.2%
Anthem, Inc., Sr. Unsec’d. Notes	2.250%	08/15/19	70	70,307

Insurance — 1.5%
American International Group, Inc., Sr. Unsec’d. Notes	2.300%	07/16/19	230	231,144
American International Group, Inc., Sr. Unsec’d. Notes, MTN	5.850%	01/16/18	60	60,684
MetLife, Inc., Sr. Unsec’d. Notes	7.717%	02/15/19	190	205,047
Principal Financial Group, Inc., Gtd. Notes	3.125%	05/15/23	200	203,661

				700,536

Machinery-Diversified — 0.1%
Xylem, Inc., Sr. Unsec’d. Notes	4.875%	10/01/21	60	65,338

Media — 0.3%
NBCUniversal Enterprise, Inc., Gtd. Notes, 144A	1.974%	04/15/19	130	130,433

Mining — 0.3%
Freeport-McMoRan, Inc., Gtd. Notes	2.375%	03/15/18	125	125,000

Miscellaneous Manufacturing — 0.3%
General Electric Co., Sr. Unsec’d. Notes, GMTN	6.000%	08/07/19	150	161,544

Multi-National — 0.5%
Corp. Andina de Fomento (Supranational Bank), Sr. Unsec’d. Notes	2.000%	05/10/19	240	239,842

Oil & Gas — 1.3%
BP Capital Markets PLC (United Kingdom), Gtd. Notes	2.237%	05/10/19	200	201,466
Cenovus Energy, Inc. (Canada), Sr. Unsec’d. Notes	5.700%	10/15/19	50	52,985
Husky Energy, Inc. (Canada), Sr. Unsec’d. Notes	6.150%	06/15/19	125	133,284
Statoil ASA (Norway), Gtd. Notes	5.250%	04/15/19	100	105,238
Valero Energy Corp., Sr. Unsec’d. Notes	9.375%	03/15/19	125	137,623

				630,596

Packaging & Containers — 0.3%
Bemis Co., Inc., Sr. Unsec’d. Notes	6.800%	08/01/19	150	161,951

Pharmaceuticals — 0.6%
Shire Acquisitions Investments Ireland DAC, Gtd. Notes	1.900%	09/23/19	300	299,407

Pipelines — 0.8%
Magellan Midstream Partners LP, Sr. Unsec’d. Notes	4.250%	02/01/21	250	263,747
ONEOK Partners LP, Gtd. Notes	3.200%	09/15/18	125	126,500

				390,247

Retail — 1.6%
CVS Health Corp., Sr. Unsec’d. Notes	2.250%	08/12/19	420	422,028
Wal-Mart Stores, Inc., Sr. Unsec’d. Notes	4.125%	02/01/19	305	315,106

				737,134

A404

AST BOND PORTFOLIO 2019 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Semiconductors — 0.5%
QUALCOMM, Inc., Sr. Unsec’d. Notes	1.850%	05/20/19	215	$215,613

Software — 0.3%
Fidelity National Information Services, Inc., Sr. Unsec’d. Notes	2.850%	10/15/18	150	151,752

Telecommunications — 1.4%
AT&T, Inc., Sr. Unsec’d. Notes	3.875%	08/15/21	110	115,144
Verizon Communications, Inc., Sr. Unsec’d. Notes	2.946%	03/15/22	526	534,913

				650,057

TOTAL CORPORATE BONDS (cost $13,096,897)				13,271,118

SOVEREIGN BONDS — 1.9%
Caisse d’Amortissement de la Dette Sociale (France), Sr. Unsec’d. Notes, MTN, 144A	1.250%	03/12/18	300	299,645
Japan Bank for International Cooperation (Japan), Gov’t. Gtd. Notes	1.750%	05/29/19	200	199,244
Kommunalbanken AS (Norway), Sr. Unsec’d. Notes, 144A	1.125%	05/23/18	402	400,908

TOTAL SOVEREIGN BONDS (cost $899,795)				899,797

U.S. GOVERNMENT AGENCY OBLIGATIONS — 5.1%
Federal National Mortgage Assoc.	1.500%	11/30/20	735	730,073
Israel Government, USAID Bond, Gov’t. Gtd. Notes	5.500%	09/18/23	1,445	1,713,498

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $2,449,539)				2,443,571

U.S. TREASURY OBLIGATIONS — 24.3%
U.S. Treasury Bonds	2.500%	05/15/46	85	78,984
U.S. Treasury Bonds	2.750%	08/15/47	100	97,828
U.S. Treasury Bonds	2.875%	05/15/43	90	90,717
U.S. Treasury Bonds	2.875%	08/15/45	5	5,021
U.S. Treasury Bonds	3.000%	11/15/44	105	108,171
U.S. Treasury Bonds(k)	3.000%	05/15/45	1,255	1,292,258
U.S. Treasury Bonds	3.000%	02/15/47	70	72,004
U.S. Treasury Bonds	3.000%	05/15/47	75	77,174
U.S. Treasury Bonds	3.625%	08/15/43	155	177,875
U.S. Treasury Bonds	4.250%	11/15/40	575	721,490
U.S. Treasury Bonds	4.750%	02/15/41	125	167,925
U.S. Treasury Notes	1.375%	09/15/20	770	764,676
U.S. Treasury Notes	1.625%	06/30/20	130	130,107
U.S. Treasury Notes	1.625%	08/31/22	75	73,969
U.S. Treasury Notes(k)	1.625%	04/30/23	945	925,436
U.S. Treasury Notes	1.875%	04/30/22	667	666,401
U.S. Treasury Notes	1.875%	08/31/24	110	108,041
U.S. Treasury Notes	2.000%	11/30/22	335	335,589
U.S. Treasury Notes	2.000%	06/30/24	130	128,832
U.S. Treasury Notes	2.125%	09/30/21	2,790	2,823,785
U.S. Treasury Notes(k)	2.125%	12/31/22	1,810	1,823,151
U.S. Treasury Notes	2.125%	05/15/25	655	650,753

A405

AST BOND PORTFOLIO 2019 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. TREASURY OBLIGATIONS (Continued)
U.S. Treasury Notes	2.250%	11/15/25	205	$204,992

TOTAL U.S. TREASURY OBLIGATIONS (cost $11,684,803)				11,525,179

TOTAL LONG-TERM INVESTMENTS (cost $39,136,603)				39,125,855

			Shares

SHORT-TERM INVESTMENTS

AFFILIATED MUTUAL FUNDS — 0.0%
Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund(w)			222	222
Prudential Investment Portfolios 2 - Prudential Institutional Money Market Fund(w)			193	193

TOTAL AFFILIATED MUTUAL FUNDS (cost $415)				415

OPTIONS PURCHASED* — 0.0% (cost $27,520)				4,633

TOTAL SHORT-TERM INVESTMENTS (cost $27,935)				5,048

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN — 82.5% (cost $39,164,538)				39,130,903

OPTIONS WRITTEN* — (0.0)%
(premiums received $13,205)				(3,079)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN — 82.5% (cost $39,151,333)				39,127,824
Other assets in excess of liabilities(z) — 17.5%				8,302,812

NET ASSETS — 100.0%				$47,430,636

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at September 30, 2017.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of September 30, 2017. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(f)	Indicates a restricted security; the aggregate original cost of such securities is $218,536. The aggregate value of $208,234 is 0.4% of net assets.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund and Prudential Institutional Money Market Fund.
(z)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end, with the exception of options which are included in net assets at market value:

A406

AST BOND PORTFOLIO 2019 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Exchange Traded Options - Purchased:

Description	Call/ Put	Expiration Date	Strike Price	Contracts	Notional Amount (000)#	Value

5 Year U.S. Treasury Notes Futures	Call	11/24/17	$118.00	5	5	$1,172
10 Year U.S. Treasury Notes Futures	Call	10/27/17	$127.00	34	34	3,188
10 Year U.S. Treasury Notes Futures	Call	10/27/17	$131.00	17	17	—
5 Year U.S. Treasury Notes Futures	Put	11/24/17	$116.00	5	5	273

						$4,633

Exchange Traded Options - Written:

Description	Call/ Put	Expiration Date	Strike Price	Contracts	Notional Amount (000)#	Value

5 Year U.S. Treasury Notes Futures	Call	11/24/17	$119.00	5	5	$(352)
10 Year U.S. Treasury Notes Futures	Call	10/27/17	$129.00	51	51	(1,594)
5 Year U.S. Treasury Notes Futures	Put	11/24/17	$117.00	5	5	(1,133)

						$(3,079)

Futures contracts outstanding at September 30, 2017:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)

Long Positions:
37	10 Year U.S. Treasury Notes	Dec. 2017	$4,673,800	$4,636,562	$ (37,238)
2	10 Year U.S. Ultra Treasury Bonds	Dec. 2017	271,300	268,656	(2,644)

					(39,882)

Short Positions:
127	2 Year U.S. Treasury Notes	Dec. 2017	27,420,722	27,394,297	26,425
25	5 Year U.S. Treasury Notes	Dec. 2017	2,959,393	2,937,500	21,893
18	20 Year U.S. Treasury Bonds	Dec. 2017	2,786,244	2,750,625	35,619
8	30 Year U.S. Ultra Treasury Bonds	Dec. 2017	1,340,698	1,321,000	19,698

					103,635

					$ 63,753

Securities with a combined market value of $377,173 have been segregated with Citigroup Global Markets to cover requirements for open futures contracts at September 30, 2017.

Interest rate swap agreements outstanding at September 30, 2017:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at September 30, 2017	Unrealized Appreciation (Depreciation)
Centrally cleared swap agreements:
5,485	10/18/17	0.607%(T)	1 Day USOIS(1)(T)	$155	$13,627	$13,472
3,110	11/09/17	0.626%(T)	1 Day USOIS(1)(T)	157	8,549	8,392
2,100	12/11/17	0.734%(S)	3 Month LIBOR(1)(Q)	1,905	(768)	(2,673)
3,500	01/15/18	0.915%(S)	3 Month LIBOR(1)(Q)	(6,912)	7,580	14,492
340	07/11/18	0.947%(S)	3 Month LIBOR(1)(Q)	151	1,764	1,613
1,500	08/22/18	1.665%(S)	3 Month LIBOR(1)(Q)	7,052	(2,265)	(9,317)
1,950	09/18/18	1.724%(S)	3 Month LIBOR(1)(Q)	159	(3,492)	(3,651)
2,145	06/30/19	1.486%(A)	1 Day USOIS(1)(A)	(830)	(289)	541

A407

AST BOND PORTFOLIO 2019 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Interest rate swap agreements outstanding at September 30, 2017 (continued):

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at September 30, 2017	Unrealized Appreciation (Depreciation)

Centrally cleared swap agreements (cont’d.):
215	06/30/19	1.502%(A)	1 Day USOIS(1)(A)	$(311)	$(88)	$223
6,200	10/16/19	1.834%(S)	3 Month LIBOR(1)(Q)	178	(47,148)	(47,326)
10,600	12/28/19	0.000%(T)	3 Month LIBOR(1)(T)	(5,192,807)	(4,989,849)	202,958
79,000	12/31/19	0.000%(T)	3 Month LIBOR(2)(T)	473	7,370,141	7,369,668
13,905	12/31/19	3.018%(A)	3 Month LIBOR(1)(Q)	—	(2,970,401)	(2,970,401)
670	12/31/19	0.000%(T)	3 Month LIBOR(1)(T)	153	(68,314)	(68,467)
1,900	04/16/20	1.359%(S)	3 Month LIBOR(1)(Q)	1,598	14,370	12,772
900	04/18/20	1.346%(S)	3 Month LIBOR(1)(Q)	770	7,247	6,477
7,700	07/02/20	2.143%(S)	3 Month LIBOR(1)(Q)	—	(82,407)	(82,407)
1,565	09/15/20	1.583%(S)	3 Month LIBOR(1)(Q)	—	11,607	11,607
460	10/01/20	2.523%(S)	3 Month LIBOR(1)(Q)	—	(13,391)	(13,391)
3,850	10/22/20	2.113%(S)	3 Month LIBOR(1)(Q)	173	(55,911)	(56,084)
2,550	05/31/21	1.953%(S)	3 Month LIBOR(2)(Q)	61	18,661	18,600
825	05/31/21	1.849%(S)	3 Month LIBOR(2)(Q)	153	2,696	2,543
824	05/31/21	1.948%(S)	3 Month LIBOR(2)(Q)	153	5,879	5,726
930	06/15/21	1.105%(S)	3 Month LIBOR(1)(Q)	117	24,203	24,086
1,905	08/31/21	2.015%(S)	3 Month LIBOR(1)(Q)	(943)	(8,288)	(7,345)
775	07/17/22	— (3)(Q)	— (3)(Q)	15	57	42
850	08/15/23	1.459%(S)	3 Month LIBOR(1)(Q)	39,171	28,343	(10,828)
7,250	09/23/23	2.855%(S)	3 Month LIBOR(1)(Q)	190	(319,658)	(319,848)
479	11/15/23	2.209%(S)	3 Month LIBOR(1)(Q)	153	(6,874)	(7,027)
480	02/15/24	2.183%(S)	3 Month LIBOR(1)(Q)	(823)	(3,149)	(2,326)
365	02/15/24	2.167%(S)	3 Month LIBOR(1)(Q)	(1,823)	(2,024)	(201)
364	02/15/24	2.151%(S)	3 Month LIBOR(1)(Q)	(427)	(1,660)	(1,233)
245	02/15/24	2.115%(S)	3 Month LIBOR(1)(Q)	397	(577)	(974)
865	05/15/24	1.956%(S)	3 Month LIBOR(1)(Q)	2,813	7,951	5,138
380	11/12/25	2.263%(S)	3 Month LIBOR(1)(Q)	153	(4,620)	(4,773)
131	02/15/27	1.824%(A)	1 Day USOIS(1)(A)	1,615	1,320	(295)
130	02/15/27	1.965%(A)	1 Day USOIS(1)(A)	—	(280)	(280)
405	02/15/36	2.338%(S)	3 Month LIBOR(2)(Q)	(2,863)	(8,601)	(5,738)

				$(5,149,824)	$(1,066,059)	$4,083,765

A408

AST BOND PORTFOLIO 2019 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Interest rate swap agreements outstanding at September 30, 2017 (continued):

Notional Amount (000)#	Termination Date	Fixed Rate		Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC swap agreements:
10,965	12/31/19	3.538	%(T)	3 Month LIBOR(2)(T)	$3,171,263	$—	$3,171,263	JPMorgan Chase
10,600	12/31/19	4.137	%(T)	3 Month LIBOR(2)(T)	4,977,567	—	4,977,567	JPMorgan Chase

					$8,148,830	$—	$8,148,830

Securities with a combined market value of $1,397,504 have been segregated with Citigroup Global Markets to cover requirements for open centrally cleared swap contracts at September 30, 2017.

(1)	The Portfolio pays the fixed rate and receives the floating rate.
(2)	The Portfolio pays the floating rate and receives the fixed rate.
(3)	The Portfolio pays the floating rate of 3 Month LIBOR and receives the floating rate of 1 Day USOIS plus 28 bps.

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2017 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities
Automobiles	$—	$2,458,707	$—
Collateralized Loan Obligations	—	147,268	—
Credit Cards	—	2,302,588	—
Equipment	—	500,109	—
Commercial Mortgage-Backed Securities	—	5,577,518	—
Corporate Bonds	—	13,271,118	—
Sovereign Bonds	—	899,797	—
U.S. Government Agency Obligations	—	2,443,571	—
U.S. Treasury Obligations	—	11,525,179	—
Affiliated Mutual Funds	415	—	—
Options Purchased	4,633	—	—
Options Written	(3,079)	—	—
Other Financial Instruments*
Futures Contracts	63,753	—	—
Centrally Cleared Interest Rate Swap Agreements	—	4,083,765	—
OTC Interest Rate Swap Agreements	—	8,148,830	—

Total	$65,722	$51,358,450	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts recorded at fair value.

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

A409

AST BOND PORTFOLIO 2020

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

LONG-TERM INVESTMENTS — 99.1%

ASSET-BACKED SECURITIES — 19.0%

Automobiles — 8.3%
Ally Master Owner Trust, Series 2014-5, Class A1, 1 Month LIBOR + 0.490%	1.724%(c)	10/15/19	600	$600,119
AmeriCredit Automobile Receivables Trust, Series 2016-1, Class A2B, 1 Month LIBOR + 0.750%	1.982%(c)	06/10/19	15	14,970
AmeriCredit Automobile Receivables Trust, Series 2016-2, Class A2B, 1 Month LIBOR + 0.700%	1.932%(c)	10/08/19	99	99,345
Avis Budget Rental Car Funding AESOP LLC, Series 2013-1A, Class A, 144A	1.920%	09/20/19	400	399,911
Avis Budget Rental Car Funding AESOP LLC, Series 2014-2A, Class A, 144A	2.500%	02/20/21	800	801,964
Bank of The West Auto Trust, Series 2014-1, Class A3, 144A	1.090%	03/15/19	12	11,946
Enterprise Fleet Financing LLC, Series 2015-2, Class A2, 144A	1.590%	02/22/21	170	169,593
Enterprise Fleet Financing LLC, Series 2016-1, Class A2, 144A	1.830%	09/20/21	240	240,025
Enterprise Fleet Financing LLC, Series 2017-1, Class A2, 144A	2.130%	07/20/22	300	300,820
Enterprise Fleet Financing LLC, Series 2017-2, Class A2, 144A	1.970%	01/20/23	100	100,008
Ford Credit Auto Owner Trust, Series 2014-2, Class A, 144A	2.310%	04/15/26	600	604,891
Ford Credit Floorplan Master Owner Trust, Series 2015-4, Class A2, 1 Month LIBOR + 0.600%	1.834%(c)	08/15/20	400	401,541
GMF Floorplan Owner Revolving Trust, Series 2015-1, Class A2, 1 Month LIBOR + 0.500%, 144A	1.734%(c)	05/15/20	400	400,887
GMF Floorplan Owner Revolving Trust, Series 2016-1, Class A2, 1 Month LIBOR + 0.850%, 144A	2.084%(c)	05/17/21	400	403,880
Nissan Master Owner Trust Receivables, Series 2015-A, Class A1, 1 Month LIBOR + 0.400%	1.634%(c)	01/15/20	700	700,613
OneMain Direct Auto Receivables Trust, Series 2017-1A, Class A, 144A	2.160%	10/15/20	1,200	1,198,671

				6,449,184

Collateralized Loan Obligations — 4.3%
Burnham Park CLO Ltd. (Cayman Islands), Series 2016-1A, Class A, 3 Month LIBOR + 1.430%, 144A	2.737%(c)	10/20/29	250	254,013
Carlyle Global Market Strategies CLO Ltd. (Cayman Islands), Series 2014-2A, Class AR, 3 Month LIBOR + 1.250%, 144A	2.565%(c)	05/15/25	250	251,296
Eaton Vance CLO Ltd. (Cayman Islands), Series 2014-1A, Class AR, 3 Month LIBOR + 1.200%, 144A	2.504%(c)	07/15/26	250	250,385
KVK CLO Ltd. (Cayman Islands), Series 2014-2A, Class AR, 3 Month LIBOR + 1.180%, 144A	2.484%(c)	07/15/26	1,000	1,002,403
Mountain View CLO Ltd. (Cayman Islands), Series 2014-1A, Class AR, 3 Month LIBOR + 1.124%, 144A	2.544%(c)	10/15/26	250	250,062

A410

AST BOND PORTFOLIO 2020 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (Continued)

Collateralized Loan Obligations (cont’d.)
OHA Credit Partners Ltd. (Cayman Islands), Series 2013-8A, Class A, 3 Month LIBOR + 1.120%, 144A	2.427%(c)	04/20/25	232	$232,540
Tryon Park CLO Ltd. (Cayman Islands), Series 2013-1A, Class A1, 3 Month LIBOR + 1.120%, 144A	2.424%(c)	07/15/25	250	250,356
Voya CLO Ltd. (Cayman Islands), Series 2013-1A, Class A1, 3 Month LIBOR + 1.140%, 144A	2.444%(c)	04/15/24	372	371,697
Voya CLO Ltd. (Cayman Islands), Series 2014-1A, Class A1R, 3 Month LIBOR + 1.330%, 144A	2.634%(c)	04/18/26	500	500,540

				3,363,292

Credit Cards — 4.9%
American Express Credit Account Master Trust, Series 2014-1, Class A, 1 Month LIBOR + 0.370%	1.604%(c)	12/15/21	1,000	1,004,378
American Express Credit Account Secured Note Trust, Series 2012-4, Class C, 1 Month LIBOR + 0.800%, 144A	2.034%(c)	05/15/20	400	400,112
Discover Card Execution Note Trust, Series 2014-A1, Class A1, 1 Month LIBOR + 0.430%	1.664%(c)	07/15/21	700	703,412
Discover Card Execution Note Trust, Series 2014-A4, Class A4	2.120%	12/15/21	800	804,738
MBNA Credit Card Master Note Trust, Series 2004-A3, Class A3, 1 Month LIBOR + 0.260%	1.494%(c)	08/16/21	400	400,709
Synchrony Credit Card Master Note Trust, Series 2014-1, Class A	1.610%	11/15/20	500	500,126

				3,813,475

Equipment — 1.4%
MMAF Equipment Finance LLC, Series 2017-AA, Class A2, 144A	1.730%	05/18/20	100	100,029
Wells Fargo Dealer Floorplan Master Note Trust, Series 2014-2, Class A, 1 Month LIBOR + 0.450%	1.686%(c)	10/20/19	1,000	1,000,200

				1,100,229

Student Loans — 0.1%
Navient Student Loan Trust, Series 2016-2A, Class A1, 1 Month LIBOR + 0.750%, 144A	1.987%(c)	06/25/65	101	101,075

TOTAL ASSET-BACKED SECURITIES (cost $14,785,042)				14,827,255

COMMERCIAL MORTGAGE-BACKED SECURITIES — 16.9%
Citigroup Commercial Mortgage Trust, Series 2013-GC11, Class A2	1.987%	04/10/46	1,200	1,201,034
Commercial Mortgage Loan Trust, Series 2008-LS1, Class A1A	6.267%(cc)	12/10/49	225	224,383
Commercial Mortgage Trust, Series 2013-CR6, Class A2	2.122%	03/10/46	548	548,389
Commercial Mortgage Trust, Series 2013-CR8, Class A2	2.367%	06/10/46	2,100	2,106,907

A411

AST BOND PORTFOLIO 2020 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
Commercial Mortgage Trust, Series 2014-UBS2, Class A2	2.820%		03/10/47	500	$506,242
Commercial Mortgage Trust, Series 2015-CR24, Class A3	3.214%		08/10/48	1,200	1,216,236
Fannie Mae Multifamily Remic Trust, Series 2015-M12, Class A1	2.331%		05/25/25	772	767,405
FHLMC Multifamily Structured Pass-Through Certificates, Series K015, Class A2	3.230%		07/25/21	90	93,343
GS Mortgage Securities Trust, Series 2014-GC22, Class A1	1.290%		06/10/47	85	85,059
JPMBB Commercial Mortgage Securities Trust, Series 2015-C30, Class A3	3.322%		07/15/48	1,000	1,035,902
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP7, Class AM .	6.138%	(cc)	04/17/45	12	11,822
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2012-LC9, Class A3	2.475%		12/15/47	400	402,635
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-C13, Class A2	2.665%		01/15/46	1,557	1,567,970
LB-UBS Commercial Mortgage Trust, Series 2007-C6, Class AMFL, 144A	6.114%		07/15/40	154	153,540
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C8, Class A2	1.689%		12/15/48	38	37,756
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C24, Class A3	3.479%		05/15/48	1,300	1,343,076
Morgan Stanley Capital I Trust, Series 2015-MS1, Class A2	3.261%		05/15/48	700	725,602
WFRBS Commercial Mortgage Trust, Series 2014-LC14, Class A2	2.862%		03/15/47	1,200	1,213,506

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $13,202,230)					13,240,807

CORPORATE BONDS — 38.1%

Airlines — 0.2%
Delta Air Lines, Inc., Sr. Unsec’d. Notes	2.875%		03/13/20	120	121,349

Auto Manufacturers — 1.2%
Daimler Finance North America LLC (Germany), Gtd. Notes, 144A	2.300%		01/06/20	400	401,660
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	8.125%		01/15/20	200	225,258
General Motors Financial Co., Inc., Gtd. Notes	2.400%		05/09/19	330	331,451

					958,369

Banks — 12.8%
Agence Francaise de Developpement (France), Sr. Unsec’d. Notes, EMTN	2.000%		03/18/19	500	501,446
Bank of America Corp., Sr. Unsec’d. Notes, MTN	2.600%		01/15/19	510	514,122
Bank of America Corp., Sr. Unsec’d. Notes, MTN	5.625%		07/01/20	650	707,941
Bank of New York Mellon Corp. (The), Sr. Unsec’d. Notes, MTN	3.650%		02/04/24	215	225,073
Branch Banking & Trust Co, Sr. Unsec’d. Notes	2.100%		01/15/20	350	351,405
Citigroup, Inc., Sr. Unsec’d. Notes	2.750%		04/25/22	345	346,659
Citigroup, Inc., Sub. Notes	3.875%		03/26/25	355	363,230
Development Bank of Japan, Inc. (Japan), Gov’t. Gtd. Notes, MTN, 144A	1.000%		01/22/18	600	598,640
Dexia Credit Local SA (France), Gov’t. Liquid Gtd. Notes, MTN, 144A	2.250%		01/30/19	250	251,176
Discover Bank, Sr. Unsec’d. Notes	2.000%		02/21/18	300	300,447

A412

AST BOND PORTFOLIO 2020 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Banks (cont’d.)
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	6.150%	04/01/18	300	$306,555
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes, GMTN	5.375%	03/15/20	980	1,052,784
JPMorgan Chase & Co., Sr. Unsec’d. Notes	4.250%	10/15/20	525	555,838
JPMorgan Chase & Co., Sr. Unsec’d. Notes	4.500%	01/24/22	250	270,878
Manufacturers & Traders Trust Co., Sr. Unsec’d. Notes	2.300%	01/30/19	1,425	1,432,540
Morgan Stanley, Sr. Unsec’d. Notes	5.750%	01/25/21	125	138,021
Morgan Stanley, Sr. Unsec’d. Notes, MTN	2.125%	04/25/18	220	220,625
Morgan Stanley, Sr. Unsec’d. Notes, GMTN	5.500%	01/26/20	550	590,650
Nordea Bank AB (Sweden), Sr. Unsec’d. Notes, MTN, 144A (original cost $199,444; purchased 09/09/15)(f)	1.875%	09/17/18	200	200,382
PNC Bank NA, Sr. Unsec’d. Notes	2.200%	01/28/19	575	578,313
PNC Bank NA, Sub. Notes	3.800%	07/25/23	250	263,694
PNC Financial Services Group, Inc. (The), Sr. Unsec’d. Notes	2.854%	11/09/22	240	242,655
Wells Fargo & Co., Sr. Unsec’d. Notes	5.625%	12/11/17	25	25,197

				10,038,271

Beverages — 0.3%
Anheuser-Busch InBev Worldwide, Inc. (Belgium), Gtd. Notes	5.000%	04/15/20	185	198,709

Biotechnology — 0.9%
Amgen, Inc., Sr. Unsec’d. Notes	4.100%	06/15/21	170	180,247
Biogen, Inc., Sr. Unsec’d. Notes	2.900%	09/15/20	245	251,009
Gilead Sciences, Inc., Sr. Unsec’d. Notes	4.400%	12/01/21	250	270,484

				701,740

Chemicals — 1.0%
Dow Chemical Co. (The), Sr. Unsec’d. Notes	4.250%	11/15/20	536	565,959
LYB International Finance BV, Gtd. Notes	4.000%	07/15/23	190	200,430

				766,389

Computers — 2.0%
Apple, Inc., Sr. Unsec’d. Notes	1.000%	05/03/18	430	428,994
Apple, Inc., Sr. Unsec’d. Notes	1.900%	02/07/20	830	832,862
Hewlett Packard Enterprise Co., Sr. Unsec’d. Notes	2.450%	10/05/17	170	170,008
Hewlett Packard Enterprise Co., Sr. Unsec’d. Notes	2.850%	10/05/18	100	101,000

				1,532,864

Diversified Financial Services — 1.1%
American Express Co., Sr. Unsec’d. Notes	1.550%	05/22/18	410	409,945
American Express Credit Corp., Sr. Unsec’d. Notes	2.125%	07/27/18	475	477,164

				887,109

Electric — 1.4%
Consolidated Edison, Inc., Sr. Unsec’d. Notes	2.000%	03/15/20	380	379,924
Duke Energy Corp., Sr. Unsec’d. Notes	2.100%	06/15/18	250	250,737
Emera US Finance LP (Canada), Gtd. Notes	2.150%	06/15/19	300	300,120

A413

AST BOND PORTFOLIO 2020 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Electric (cont’d.)
Southern Power Co., Sr. Unsec’d. Notes	1.950%	12/15/19	200	$199,588

				1,130,369

Electronics — 0.2%
Fortive Corp., Sr. Unsec’d. Notes	1.800%	06/15/19	165	164,848

Foods — 0.1%
Wm. Wrigley Jr. Co., Sr. Unsec’d. Notes, 144A	2.000%	10/20/17	85	84,988

Forest Products & Paper — 0.5%
International Paper Co., Sr. Unsec’d. Notes (original cost $437,072; purchased 11/28/16)(f)	7.950%	06/15/18	400	416,469

Hand/Machine Tools — 0.6%
Stanley Black & Decker, Inc., Sub. Notes	1.622%	11/17/18	445	444,026

Healthcare-Services — 2.7%
Aetna, Inc., Sr. Unsec’d. Notes	2.750%	11/15/22	365	367,966
Anthem, Inc., Sr. Unsec’d. Notes	2.300%	07/15/18	425	426,839
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	3.875%	10/15/20	1,250	1,313,320

				2,108,125

Insurance — 2.9%
American International Group, Inc., Sr. Unsec’d. Notes	6.400%	12/15/20	570	640,855
American International Group, Inc., Sr. Unsec’d. Notes, MTN	5.850%	01/16/18	260	262,966
Hartford Financial Services Group, Inc. (The), Sr. Unsec’d. Notes	5.125%	04/15/22	350	387,836
Liberty Mutual Group, Inc., Gtd. Notes, 144A	4.250%	06/15/23	65	69,427
Lincoln National Corp., Sr. Unsec’d. Notes	6.250%	02/15/20	275	300,139
Principal Financial Group, Inc., Gtd. Notes	3.300%	09/15/22	160	163,975
Principal Life Global Funding II, Sec’d. Notes, MTN, 144A	2.150%	01/10/20	450	450,335

				2,275,533

Machinery-Diversified — 0.0%
Xylem, Inc., Sr. Unsec’d. Notes	4.875%	10/01/21	25	27,224

Media — 0.1%
NBCUniversal Enterprise, Inc., Gtd. Notes, 144A	1.974%	04/15/19	110	110,366

Metals & Mining — 0.3%
Freeport-McMoRan, Inc., Gtd. Notes	2.375%	03/15/18	200	200,000

Multi-National — 0.7%
Corp. Andina de Fomento (Supranational Bank), Sr. Unsec’d. Notes	2.000%	05/10/19	420	419,724
Corp. Andina de Fomento (Supranational Bank), Sr. Unsec’d. Notes	2.125%	09/27/21	110	109,296

				529,020

Oil & Gas — 2.3%
BP Capital Markets PLC (United Kingdom), Gtd. Notes	2.237%	05/10/19	400	402,932
Cenovus Energy, Inc. (Canada), Sr. Unsec’d. Notes	5.700%	10/15/19	100	105,970

A414

AST BOND PORTFOLIO 2020 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Oil & Gas (cont’d.)
EOG Resources, Inc., Sr. Unsec’d. Notes	2.450%	04/01/20	760	$766,128
Husky Energy, Inc. (Canada), Sr. Unsec’d. Notes	6.150%	06/15/19	250	266,569
Valero Energy Corp., Sr. Unsec’d. Notes	9.375%	03/15/19	250	275,246

				1,816,845

Packaging & Containers — 0.3%
Bemis Co, Inc., Sr. Unsec’d. Notes	6.800%	08/01/19	250	269,919

Pharmaceuticals — 2.3%
Allergan Funding SCS, Gtd. Notes	3.000%	03/12/20	315	321,592
Merck & Co., Inc., Sr. Unsec’d. Notes	1.300%	05/18/18	475	474,731
Pfizer, Inc., Sr. Unsec’d. Notes	1.500%	06/15/18	400	400,148
Shire Acquisitions Investments Ireland DAC, Gtd. Notes	1.900%	09/23/19	580	578,853

				1,775,324

Pipelines — 0.3%
DCP Midstream Operating LP, Gtd. Notes, 144A	5.350%	03/15/20	25	26,125
Kinder Morgan Energy Partners LP, Gtd. Notes	2.650%	02/01/19	140	140,773
Magellan Midstream Partners LP, Sr. Unsec’d. Notes	4.250%	02/01/21	50	52,749

				219,647

Software — 1.8%
Fidelity National Information Services, Inc., Sr. Unsec’d. Notes	2.850%	10/15/18	300	303,504
Microsoft Corp., Sr. Unsec’d. Notes	1.850%	02/06/20	590	592,429
Oracle Corp., Sr. Unsec’d. Notes	1.900%	09/15/21	480	476,497

				1,372,430

Telecommunications — 1.3%
AT&T, Inc., Sr. Unsec’d. Notes	3.875%	08/15/21	25	26,169
SingTel Group Treasury Pte Ltd. (Singapore), Gtd. Notes, EMTN	4.500%	09/08/21	200	214,691
Verizon Communications, Inc., Sr. Unsec’d. Notes	2.946%	03/15/22	751	763,725

				1,004,585

Transportation — 0.8%
United Parcel Service, Inc., Sr. Unsec’d. Notes	5.125%	04/01/19	600	630,145

TOTAL CORPORATE BONDS (cost $29,449,543)				29,784,663

SOVEREIGN BONDS — 1.5%
Caisse d’Amortissement de la Dette Sociale (France), Sr. Unsec’d. Notes, MTN, 144A	1.250%	03/12/18	600	599,290
Japan Bank for International Cooperation (Japan), Gov’t. Gtd. Notes	1.750%	05/29/19	400	398,487
Kingdom of Belgium Government International Bond (Belgium), Sr. Unsec’d. Notes, EMTN, 144A	1.125%	08/03/19	200	197,995

TOTAL SOVEREIGN BONDS (cost $1,197,314)				1,195,772

A415

AST BOND PORTFOLIO 2020 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Interest Rate			Maturity Date	Principal Amount (000)#	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS — 16.4%
Federal Home Loan Mortgage Corp.	1.375%		04/20/20	285	$283,184
Federal Home Loan Mortgage Corp.	1.625%		09/29/20	935	932,612
Federal Home Loan Mortgage Corp.	2.375%		01/13/22	60	61,065
Federal National Mortgage Assoc.(k)	0.875%		05/21/18	1,005	1,002,431
Federal National Mortgage Assoc.	1.125%		07/20/18	805	803,446
Federal National Mortgage Assoc.	1.500%		11/30/20	3,825	3,799,361
Israel Government, USAID Bond, Gov’t. Gtd. Notes	5.500%		09/18/23	5,011	5,942,104

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $12,711,545)					12,824,203

U.S. TREASURY OBLIGATIONS — 7.2%
U.S. Treasury Bonds	2.750%		08/15/47	100	97,828
U.S. Treasury Bonds	2.875%		05/15/43	280	282,231
U.S. Treasury Bonds	2.875%		08/15/45	25	25,107
U.S. Treasury Bonds	3.000%		11/15/44	270	278,153
U.S. Treasury Bonds(k)	3.000%		05/15/45	715	736,227
U.S. Treasury Bonds(a)	3.000%		02/15/47	150	154,295
U.S. Treasury Bonds	3.000%		05/15/47	125	128,623
U.S. Treasury Bonds	3.625%		08/15/43	565	648,382
U.S. Treasury Notes	0.750%		07/31/18	15	14,930
U.S. Treasury Notes	1.375%		09/15/20	10	9,931
U.S. Treasury Notes	1.625%		04/30/23	365	357,443
U.S. Treasury Notes(k)	1.875%		04/30/22	1,188	1,186,933
U.S. Treasury Notes	1.875%		08/31/24	185	181,705
U.S. Treasury Notes	2.000%		06/30/24	505	500,463
U.S. Treasury Notes	2.125%		09/30/21	75	75,908
U.S. Treasury Notes(a)	2.125%		05/15/25	815	809,715
U.S. Treasury Notes	2.250%		02/15/27	90	89,455
U.S. Treasury Notes	2.250%		08/15/27	60	59,592
U.S. Treasury Strips Coupon	2.783	%(s)	02/15/25	35	29,611

TOTAL U.S. TREASURY OBLIGATIONS (cost $5,669,966)					5,666,532

TOTAL LONG-TERM INVESTMENTS (cost $77,015,640)					77,539,232

	Shares

SHORT-TERM INVESTMENTS — 0.7%

AFFILIATED MUTUAL FUNDS — 0.7%
Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund(w)	19,170	19,170
Prudential Investment Portfolios 2 - Prudential Institutional Money Market Fund (cost $560,211; includes $559,412 of cash collateral for securities on loan)(b)(w)	560,155	560,211

TOTAL AFFILIATED MUTUAL FUNDS (cost $579,381)		579,381

OPTIONS PURCHASED* — 0.0% (cost $40,686)		7,001

TOTAL SHORT-TERM INVESTMENTS (cost $620,067)		586,382

TOTAL INVESTMENTS, BERFORE OPTION WRITTEN — 99.8% (cost $77,635,707)		78,125,614

A416

AST BOND PORTFOLIO 2020 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Value
OPTIONS WRITTEN* — (0.0)%
(premiums received $19,595)	$(4,718)

TOTAL INVESTMENTS, NET OF OPTION WRITTEN — 99.8%
(cost $77,616,112)	78,120,896

Other assets in excess of other liabilities(z) — 0.2%	135,176

NET ASSETS — 100.0%	$78,256,072

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $547,794; cash collateral of $559,412 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at September 30, 2017.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of September 30, 2017. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(f)	Indicates a restricted security; the aggregate original cost of such securities is $636,516. The aggregate value of $616,851 is 0.8% of net assets.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund and Prudential Institutional Money Market Fund.
(z)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end, with the exception of options which are included in net assets at market value:

Exchange Traded Options - Purchased

Description	Call/ Put	Expiration Date	Strike Price	Contracts	Notional Amount (000)#	Value
5 Year U.S. Treasury Notes Futures	Call	11/24/17	$118.00	8	8	$1,875
10 Year U.S. Treasury Notes Futures	Call	10/27/17	$127.00	50	50	4,688
10 Year U.S. Treasury Notes Futures	Call	10/27/17	$131.00	25	25	—
5 Year U.S. Treasury Notes Futures	Put	11/24/17	$116.00	8	8	438

						$7,001

Exchange Traded Options - Written

Description	Call/ Put	Expiration Date	Strike Price	Contracts	Notional Amount (000)#	Value
5 Year U.S. Treasury Notes Futures	Call	11/24/17	$119.00	8	8	$(562)
10 Year U.S. Treasury Notes Futures	Call	10/27/17	$129.00	75	75	(2,344)
5 Year U.S. Treasury Notes Futures	Put	11/24/17	$117.00	8	8	(1,812)

						$(4,718)

Futures contracts outstanding at September 30, 2017:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
113	10 Year U.S. Treasury Notes	Dec. 2017	$14,280,771	$14,160,312	$(120,459)

A417

AST BOND PORTFOLIO 2020 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Number of Contracts	Type	Expiration Date	Value at Trade Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions (cont’d.):
5	10 Year U.S. Ultra Treasury Bonds	Dec. 2017	$678,258	$671,641	$(6,617)
6	30 Year U.S. Ultra Treasury Bonds	Dec. 2017	1,002,073	990,750	(11,323)

					(138,399)

Short Positions:
40	2 Year U.S Treasury Notes	Dec. 2017	8,632,490	8,628,125	4,365
212	5 Year U.S. Treasury Notes	Dec. 2017	25,086,845	24,910,000	176,845
31	20 Year U.S. Treasury Bonds	Dec. 2017	4,799,622	4,737,188	62,434

					243,644

					$105,245

A security with a market value of $442,766 has been segregated with Citigroup Global Markets to cover requirements for open futures contracts at September 30, 2017.

Interest rate swap agreements outstanding at September 30, 2017:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at September 30, 2017	Unrealized Appreciation (Depreciation)
Centrally cleared swap agreements:
10,795	10/18/17	0.607%(T)	1 Day USOIS(1)(T)	$160	$26,820	$26,660
6,170	11/09/17	0.626%(T)	1 Day USOIS(1)(T)	164	16,960	16,796
1,556	06/10/18	1.205%(S)	3 Month LIBOR(1)(Q)	—	(1,706)	(1,706)
90	07/11/18	0.947%(S)	3 Month LIBOR(1)(Q)	150	467	317
3,167	08/02/18	1.614%(S)	3 Month LIBOR(1)(Q)	(64,080)	(3,806)	60,274
200	08/16/18	1.641%(S)	3 Month LIBOR(1)(Q)	(3,857)	(267)	3,590
1,700	09/16/18	1.861%(S)	3 Month LIBOR(1)(Q)	158	(5,527)	(5,685)
5,350	09/19/18	1.781%(S)	3 Month LIBOR(1)(Q)	(110,648)	(12,411)	98,237
9,150	09/23/18	1.613%(S)	3 Month LIBOR(1)(Q)	191	(6,405)	(6,596)
8,850	10/25/18	1.434%(S)	3 Month LIBOR(1)(Q)	190	(20,033)	(20,223)
14,850	06/03/19	1.614%(S)	3 Month LIBOR(1)(Q)	110	(47,157)	(47,267)
4,295	06/30/19	1.486%(A)	1 Day USOIS(1)(A)	(1,647)	(579)	1,068
645	06/30/19	1.502%(A)	1 Day USOIS(1)(A)	(311)	(264)	47
10,000	06/17/20	1.843%(S)	3 Month LIBOR(2)(Q)	195	55,453	55,258
4,900	06/17/20	1.836%(S)	3 Month LIBOR(2)(Q)	—	26,200	26,200
2,500	06/20/20	1.818%(S)	3 Month LIBOR(2)(Q)	—	11,745	11,745
2,400	07/29/20	2.205%(S)	3 Month LIBOR(2)(Q)	—	28,661	28,661
8,150	08/06/20	2.341%(S)	3 Month LIBOR(2)(Q)	—	127,987	127,987
4,150	08/20/20	2.368%(S)	3 Month LIBOR(2)(Q)	175	67,056	66,881
7,550	08/21/20	2.440%(S)	3 Month LIBOR(2)(Q)	163	137,501	137,338
2,250	12/10/20	2.275%(S)	3 Month LIBOR(2)(Q)	164	42,686	42,522

A418

AST BOND PORTFOLIO 2020 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Interest rate swap agreements outstanding at September 30, 2017 (continued):

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at September 30, 2017	Unrealized Appreciation (Depreciation)
Centrally cleared swap agreements (cont’d.):
20,750	12/31/20	0.000%(T)	3 Month LIBOR(2)(T)	$235	$(432,837)	$(433,072)
5,900	12/31/20	0.000%(T)	3 Month LIBOR(2)(T)	174	1,270,187	1,270,013
4,785	01/06/21	1.750%(S)	3 Month LIBOR(2)(Q)	169	(14,683)	(14,852)
27,370	01/08/21	1.683%(S)	3 Month LIBOR(2)(Q)	556,636	(146,217)	(702,853)
1,648	05/31/21	1.948%(S)	3 Month LIBOR(2)(Q)	157	11,757	11,600
1,525	05/31/21	1.849%(S)	3 Month LIBOR(2)(Q)	135	4,983	4,848
1,080	07/17/22	— (3)(Q)	— (3)(Q)	49	79	30
550	05/29/23	2.150%(S)	3 Month LIBOR(2)(Q)	—	5,988	5,988
1,650	08/15/23	1.459%(S)	3 Month LIBOR(1)(Q)	76,170	55,019	(21,151)
1,078	11/15/23	2.209%(S)	3 Month LIBOR(1)(Q)	156	(15,471)	(15,627)
5	11/15/23	2.217%(S)	3 Month LIBOR(1)(Q)	(4)	(74)	(70)
2,480	02/15/24	2.167%(S)	3 Month LIBOR(1)(Q)	(13,115)	(13,751)	(636)
2,165	02/15/24	2.183%(S)	3 Month LIBOR(1)(Q)	(3,145)	(14,205)	(11,060)
1,588	02/15/24	2.151%(S)	3 Month LIBOR(1)(Q)	(2,135)	(7,242)	(5,107)
1,215	02/15/24	2.115%(S)	3 Month LIBOR(1)(Q)	3,113	(2,861)	(5,974)
1,485	05/15/24	1.956%(S)	3 Month LIBOR(1)(Q)	4,963	13,648	8,685
3,000	06/02/24	2.533%(S)	3 Month LIBOR(1)(Q)	124	(98,133)	(98,257)
1,990	04/08/25	2.020%(S)	3 Month LIBOR(1)(Q)	166	9,125	8,959
840	11/12/25	2.263%(S)	3 Month LIBOR(1)(Q)	156	(10,212)	(10,368)
3,430	01/08/26	2.210%(S)	3 Month LIBOR(1)(Q)	90	(9,163)	(9,253)
396	02/15/27	1.824%(A)	1 Day USOIS(1)(A)	4,862	3,989	(873)
130	02/15/27	2.067%(A)	1 Day USOIS(1)(A)	(181)	(1,442)	(1,261)
130	02/15/27	1.965%(A)	1 Day USOIS(1)(A)	—	(280)	(280)
665	02/15/36	2.338%(S)	3 Month LIBOR(2)(Q)	(4,900)	(14,123)	(9,223)

				$445,152	$1,037,462	$592,310

Securities with a combined market value of $1,237,228 have been segregated with Citigroup Global Markets to cover requirements for open centrally cleared swap contracts at September 30, 2017.

(1) The Portfolio pays the fixed rate and receives the floating rate.

(2) The Portfolio pays the floating rate and receives the fixed rate.

(3) The Portfolio pays the floating rate of 3 Month LIBOR and receives the floating rate of 1 Day USOIS plus 28 bps.

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

A419

AST BOND PORTFOLIO 2020 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2017 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities
Automobiles	$—	$6,449,184	$—
Collateralized Loan Obligations	—	3,363,292	—
Credit Cards	—	3,813,475	—
Equipment	—	1,100,229	—
Student Loans	—	101,075	—
Commercial Mortgage-Backed Securities	—	13,240,807	—
Corporate Bonds	—	29,784,663	—
Sovereign Bonds	—	1,195,772	—
U.S. Government Agency Obligations	—	12,824,203	—
U.S. Treasury Obligations	—	5,666,532	—
Affiliated Mutual Funds	579,381	—	—
Options Purchased	7,001	—	—
Options Written	(4,718)	—	—
Other Financial Instruments*
Futures Contracts	105,245	—	—
Centrally Cleared Interest Rate Swap Agreements	—	592,310	—

Total	$686,909	$78,131,542	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

During the period, there were no transfers between Level 1 Level 2, and Level 3 to report.

A420

AST BOND PORTFOLIO 2021

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

LONG-TERM INVESTMENTS — 99.1%

ASSET-BACKED SECURITIES — 22.4%

Automobiles — 8.3%
Ally Master Owner Trust, Series 2014-5, Class A1, 1 Month LIBOR + 0.490%	1.724	%(c)	10/15/19	800	$800,159
AmeriCredit Automobile Receivables Trust, Series 2016-1, Class A2B, 1 Month LIBOR + 0.750%	1.982	%(c)	06/10/19	30	29,939
AmeriCredit Automobile Receivables Trust, Series 2016-2, Class A2B, 1 Month LIBOR + 0.700%	1.932	%(c)	10/08/19	199	198,690
Avis Budget Rental Car Funding AESOP LLC, Series 2014-2A, Class A, 144A	2.500%		02/20/21	900	902,210
Avis Budget Rental Car Funding AESOP LLC, Series 2015-1A, Class A, 144A	2.500%		07/20/21	400	399,402
Bank of The West Auto Trust, Series 2014-1, Class A3, 144A	1.090%		03/15/19	19	18,581
Enterprise Fleet Financing LLC, Series 2015-2, Class A2, 144A	1.590%		02/22/21	509	508,778
Enterprise Fleet Financing LLC, Series 2016-1, Class A2, 144A	1.830%		09/20/21	360	360,038
Enterprise Fleet Financing LLC, Series 2017-1, Class A2, 144A	2.130%		07/20/22	600	601,640
Ford Credit Auto Owner Trust, Series 2014-2, Class A, 144A	2.310%		04/15/26	500	504,076
Ford Credit Auto Owner Trust, Series 2016-2, Class A, 144A	2.030%		12/15/27	200	198,460
Ford Credit Floorplan Master Owner Trust, Series 2016-4, Class A, 1 Month LIBOR + 0.530%	1.764	%(c)	07/15/20	700	701,875
GMF Floorplan Owner Revolving Trust, Series 2015-1, Class A2, 1 Month LIBOR + 0.500%, 144A	1.734	%(c)	05/15/20	600	601,330
GMF Floorplan Owner Revolving Trust, Series 2016-1, Class A2, 1 Month LIBOR + 0.850%, 144A	2.084	%(c)	05/17/21	700	706,790
Nissan Master Owner Trust Receivables, Series 2015-A, Class A1, 1 Month LIBOR + 0.400%	1.634	%(c)	01/15/20	1,100	1,100,964
Nissan Master Owner Trust Receivables, Series 2016-A, Class A1, 1 Month LIBOR + 0.640%	1.874	%(c)	06/15/21	900	907,200
OneMain Direct Auto Receivables Trust, Series 2017-1A, Class A, 144A	2.160%		10/15/20	2,000	1,997,786

					10,537,918

Collateralized Loan Obligations — 4.9%
Ballyrock CLO LLC (Cayman Islands), Series 2013-1A, Class A, 3 Month LIBOR + 1.180%, 144A	2.496	%(c)	05/20/25	728	729,478
Brookside Mill CLO Ltd. (Cayman Islands), Series 2013-1A, Class A1, 3 Month LIBOR + 1.150%, 144A	2.454	%(c)	04/17/25	241	241,284
Burnham Park CLO Ltd. (Cayman Islands), Series 2016-1A, Class A, 3 Month LIBOR + 1.430%, 144A	2.737	%(c)	10/20/29	250	254,013

A421

AST BOND PORTFOLIO 2021 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (Continued)

Collateralized Loan Obligations (cont’d.)
Carlyle Global Market Strategies CLO Ltd. (Cayman Islands), Series 2014-2A, Class AR, 3 Month LIBOR + 1.250%, 144A	2.565	%(c)	05/15/25	500	$502,592
Eaton Vance CLO Ltd. (Cayman Islands), Series 2014-1A, Class AR, 3 Month LIBOR + 1.200%, 144A	2.504	%(c)	07/15/26	250	250,385
Flagship CLO Ltd. (Cayman Islands), Series 2014-8A, Class AR, 3 Month LIBOR + 1.250%, 144A	2.554	%(c)	01/16/26	250	250,543
KVK CLO Ltd. (Cayman Islands), Series 2014-1A, Class A1R, 3 Month LIBOR + 1.300%, 144A	2.615	%(c)	05/15/26	250	250,057
KVK CLO Ltd. (Cayman Islands), Series 2014-2A, Class AR, 3 Month LIBOR + 1.180%, 144A	2.484	%(c)	07/15/26	1,500	1,503,605
Magnetite CLO Ltd. (Cayman Islands), Series 2014-11A, Class A1R, 3 Month LIBOR + 1.120%, 144A	2.424	%(c)	01/18/27	250	250,359
OHA Credit Partners Ltd. (Cayman Islands), Series 2013-8A, Class A, 3 Month LIBOR + 1.120%, 144A	2.427	%(c)	04/20/25	464	465,080
Voya CLO Ltd. (Cayman Islands), Series 2013-1A, Class A1, 3 Month LIBOR + 1.140%, 144A	2.444	%(c)	04/15/24	743	743,393
Voya CLO Ltd. (Cayman Islands), Series 2014-1A, Class A1R, 3 Month LIBOR + 1.330%, 144A	2.634	%(c)	04/18/26	750	750,810

					6,191,599

Credit Cards — 7.7%
American Express Credit Account Master Trust, Series 2013-1, Class A, 1 Month LIBOR + 0.420%	1.654	%(c)	02/16/21	1,000	1,003,167
American Express Credit Account Master Trust, Series 2013-2, Class B, 1 Month LIBOR + 0.700%	1.934	%(c)	05/17/21	600	602,712
American Express Credit Account Master Trust, Series 2014-1, Class A, 1 Month LIBOR + 0.370%	1.604	%(c)	12/15/21	800	803,503
American Express Credit Account Secured Note Trust, Series 2012-4, Class C, 1 Month LIBOR + 0.800%, 144A	2.034	%(c)	05/15/20	600	600,168
BA Credit Card Trust, Series 2015-A1, Class A, 1 Month LIBOR + 0.330%	1.564	%(c)	06/15/20	1,100	1,100,967
Chase Issuance Trust, Series 2016-A1, Class A, 1 Month LIBOR + 0.410%	1.644	%(c)	05/17/21	2,200	2,211,421
Discover Card Execution Note Trust, Series 2014-A1, Class A1, 1 Month LIBOR + 0.430%	1.664	%(c)	07/15/21	1,100	1,105,362
Discover Card Execution Note Trust, Series 2014-A4, Class A4	2.120%		12/15/21	900	905,330
MBNA Credit Card Master Note Trust, Series 2004-A3, Class A3, 1 Month LIBOR + 0.260%	1.494	%(c)	08/16/21	600	601,064
Synchrony Credit Card Master Note Trust, Series 2014-1, Class A	1.610%		11/15/20	800	800,201

					9,733,895

A422

AST BOND PORTFOLIO 2021 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Interest Rate			Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (Continued)

Equipment — 1.4%
MMAF Equipment Finance LLC, Series 2017-AA, Class A2, 144A	1.730%		05/18/20	200	$200,059
Wells Fargo Dealer Floorplan Master Note Trust, Series 2014-2, Class A, 1 Month LIBOR + 0.450%	1.686%	(c)	10/20/19	1,600	1,600,320

					1,800,379

Student Loans — 0.1%
Navient Student Loan Trust, Series 2016-2A, Class A1, 1 Month LIBOR + 0.750%, 144A	1.987%	(c)	06/25/65	168	168,458

TOTAL ASSET-BACKED SECURITIES (cost $28,353,289)					28,432,249

COMMERCIAL MORTGAGE-BACKED SECURITIES — 19.0%
Citigroup Commercial Mortgage Trust, Series 2014-GC19, Class A2	2.790%		03/10/47	683	690,388
Citigroup Commercial Mortgage Trust, Series 2014-GC21, Class A2	2.904%		05/10/47	900	911,714
Commercial Mortgage Loan Trust, Series 2008-LS1, Class A1A	6.267%	(cc)	12/10/49	389	388,930
Commercial Mortgage Trust, Series 2014-CR19, Class A4	3.532%		08/10/47	1,000	1,036,157
Commercial Mortgage Trust, Series 2014-UBS4, Class A2	2.963%		08/10/47	1,480	1,502,715
Commercial Mortgage Trust, Series 2015-CR24, Class A3	3.214%		08/10/48	1,900	1,925,708
Commercial Mortgage Trust, Series 2015-CR26, Class A3	3.359%		10/10/48	1,400	1,431,785
Commercial Mortgage Trust, Series 2015-DC1, Class A2	2.870%		02/10/48	1,245	1,266,595
Fannie Mae Multifamily Remic Trust, Series 2015-M12, Class A1	2.331%		05/25/25	1,287	1,279,009
FHLMC Multifamily Structured Pass-Through Certificates, Series K054, Class A2	2.745%		01/25/26	2,200	2,205,376
FHLMC Multifamily Structured Pass-Through Certificates, Series K055, Class A2	2.673%		03/25/26	2,200	2,188,995
GE Commercial Mortgage Corp. Trust, Series 2007-C1, Class A1A	5.483%	(cc)	12/10/49	188	188,175
GS Mortgage Securities Trust, Series 2013-GC10, Class A2	1.840%		02/10/46	111	111,267
GS Mortgage Securities Trust, Series 2014-GC18, Class A2	2.924%		01/10/47	714	721,959
GS Mortgage Securities Trust, Series 2015-GC32, Class A3	3.498%		07/10/48	2,200	2,276,791
JPMBB Commercial Mortgage Securities Trust, Series 2014-C19, Class A3	3.669%		04/15/47	1,140	1,180,813
JPMBB Commercial Mortgage Securities Trust, Series 2014-C21, Class A4	3.493%		08/15/47	300	310,883
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2012-LC9, Class A3	2.475%		12/15/47	1,820	1,831,990
LB-UBS Commercial Mortgage Trust, Series 2007-C6, Class AM	6.114%	(cc)	07/15/40	307	306,987
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C8, Class A2	1.689%		12/15/48	57	56,634

A423

AST BOND PORTFOLIO 2021 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C24, Class A3	3.479%	05/15/48	2,200	$2,272,898

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $24,267,559)				24,085,769

CORPORATE BONDS — 26.1%

Banks — 10.9%
Agence Francaise de Developpement (France), Sr. Unsec’d. Notes, EMTN	2.000%	03/18/19	900	902,604
Bank Nederlandse Gemeenten NV (Netherlands), Sr. Unsec’d. Notes, MTN, 144A	2.375%	02/01/22	400	404,252
Bank of America Corp., Sr. Unsec’d. Notes	5.875%	01/05/21	1,455	1,611,347
Bank of America Corp., Sub. Notes, MTN	4.000%	01/22/25	505	522,570
Capital One NA, Sr. Unsec’d. Notes	2.250%	09/13/21	410	404,406
Citigroup, Inc., Sr. Unsec’d. Notes	2.700%	03/30/21	520	525,797
Development Bank of Japan, Inc. (Japan), Gov’t. Gtd. Notes, MTN, 144A	1.000%	01/22/18	1,000	997,734
Dexia Credit Local SA (France), Gov’t. Liquid Gtd. Notes, 144A.	2.250%	02/18/20	500	500,944
Dexia Credit Local SA (France), Gov’t. Liquid Gtd. Notes, EMTN	2.250%	01/30/19	500	502,352
Dexia Credit Local SA (France), Gov’t. Liquid Gtd. Notes, MTN, 144A	2.250%	01/30/19	250	251,176
Discover Bank, Sr. Unsec’d. Notes	2.000%	02/21/18	1,000	1,001,490
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	5.250%	07/27/21	400	439,526
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes, GMTN.	5.375%	03/15/20	340	365,252
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes, MTN	3.850%	07/08/24	505	525,446
JPMorgan Chase & Co., Sr. Unsec’d. Notes	2.750%	06/23/20	670	682,641
JPMorgan Chase & Co., Sr. Unsec’d. Notes	3.625%	05/13/24	600	625,737
JPMorgan Chase & Co., Sr. Unsec’d. Notes	4.250%	10/15/20	315	333,503
JPMorgan Chase & Co., Sr. Unsec’d. Notes	4.350%	08/15/21	400	428,554
Morgan Stanley, Sr. Unsec’d. Notes, GMTN	3.700%	10/23/24	625	647,484
Morgan Stanley, Sr. Unsec’d. Notes, GMTN	5.500%	01/26/20	825	885,974
Nordea Bank AB (Sweden), Sr. Unsec’d. Notes, MTN, 144A (original cost $239,333; purchased 09/09/15)(f)	1.875%	09/17/18	240	240,458
PNC Bank NA, Sr. Unsec’d. Notes	2.250%	07/02/19	575	579,300
PNC Bank NA, Sr. Unsec’d. Notes	3.300%	10/30/24	375	383,777

				13,762,324

Beverages — 0.3%
Anheuser-Busch InBev Worldwide, Inc. (Belgium), Gtd. Notes	5.000%	04/15/20	350	375,936

Biotechnology — 2.2%
Amgen, Inc., Sr. Unsec’d. Notes	3.625%	05/22/24	1,000	1,042,851
Amgen, Inc., Sr. Unsec’d. Notes	4.100%	06/15/21	600	636,166
Gilead Sciences, Inc., Sr. Unsec’d. Notes	3.700%	04/01/24	1,100	1,161,747

				2,840,764

Chemicals — 1.0%
LYB International Finance BV, Gtd. Notes	4.000%	07/15/23	1,150	1,213,130

A424

AST BOND PORTFOLIO 2021 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Commercial Services — 0.2%
ERAC USA Finance LLC, Gtd. Notes, 144A	6.375%	10/15/17	275	$275,424

Computers — 1.0%
Apple, Inc., Sr. Unsec’d. Notes	3.000%	02/09/24	750	768,562
Hewlett Packard Enterprise Co., Sr. Unsec’d. Notes	2.450%	10/05/17	364	364,017
Hewlett Packard Enterprise Co., Sr. Unsec’d. Notes	2.850%	10/05/18	170	171,699

				1,304,278

Diversified Financial Services — 0.8%
American Express Credit Corp., Sr. Unsec’d. Notes, GMTN.	2.250%	08/15/19	1,030	1,038,554

Electric — 0.6%
NextEra Energy Capital Holdings, Inc., Gtd. Notes	4.500%	06/01/21	400	425,606
NextEra Energy Capital Holdings, Inc., Gtd. Notes	6.000%	03/01/19	300	316,446

				742,052

Food — 0.3%
Kraft Heinz Foods Co., Gtd. Notes	5.375%	02/10/20	379	406,531

Healthcare-Services — 0.8%
Aetna, Inc., Sr. Unsec’d. Notes	4.125%	06/01/21	400	422,519
Anthem, Inc., Sr. Unsec’d. Notes	2.250%	08/15/19	195	195,854
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	4.700%	02/15/21	400	430,895

				1,049,268

Insurance — 0.7%
American International Group, Inc., Sr. Unsec’d. Notes	4.125%	02/15/24	850	902,646

Machinery-Diversified — 0.5%
Xylem, Inc., Sr. Unsec’d. Notes	4.875%	10/01/21	570	620,711

Mining — 0.3%
Freeport-McMoRan, Inc., Gtd. Notes	2.375%	03/15/18	325	324,999

Multi-National — 0.7%
Corp. Andina de Fomento (Supranational Bank), Sr. Unsec’d. Notes	2.000%	05/10/19	710	709,534
Corp. Andina de Fomento (Supranational Bank), Sr. Unsec’d. Notes	2.125%	09/27/21	185	183,815

				893,349

Oil & Gas — 0.3%
Nabors Industries, Inc., Gtd. Notes	5.000%	09/15/20	325	331,500

Pipelines — 1.5%
Enterprise Products Operating LLC, Gtd. Notes	2.550%	10/15/19	220	222,031
Enterprise Products Operating LLC, Gtd. Notes	3.900%	02/15/24	825	864,927
Enterprise Products Operating LLC, Gtd. Notes	5.200%	09/01/20	285	308,869
Magellan Midstream Partners LP, Sr. Unsec’d. Notes	4.250%	02/01/21	475	501,119

				1,896,946

A425

AST BOND PORTFOLIO 2021 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Retail — 1.2%
CVS Health Corp., Sr. Unsec’d. Notes	2.250%		08/12/19	1,005	$1,009,852
CVS Health Corp., Sr. Unsec’d. Notes	3.375%		08/12/24	500	510,889

					1,520,741

Software — 0.9%
Oracle Corp., Sr. Unsec’d. Notes	1.900%		09/15/21	550	545,987
Oracle Corp., Sr. Unsec’d. Notes	3.400%		07/08/24	600	624,864

					1,170,851

Telecommunications — 1.1%
AT&T, Inc., Sr. Unsec’d. Notes	3.875%		08/15/21	585	612,359
SingTel Group Treasury Pte Ltd. (Singapore), Gtd. Notes, EMTN	4.500%		09/08/21	200	214,691
Verizon Communications, Inc., Sr. Unsec’d. Notes	3.500%		11/01/21	595	618,713

					1,445,763

Transportation — 0.8%
Burlington Northern Santa Fe LLC, Sr. Unsec’d. Notes	3.450%		09/15/21	485	506,092
Norfolk Southern Corp., Sr. Unsec’d. Notes	5.900%		06/15/19	475	505,730

					1,011,822

TOTAL CORPORATE BONDS (cost $32,431,702)					33,127,589

SOVEREIGN BONDS — 2.2%
Caisse d’Amortissement de la Dette Sociale (France), Sr. Unsec’d. Notes, MTN, 144A	1.250%		03/12/18	1,000	998,817
Japan Finance Organization for Municipalities (Japan), Sr. Unsec’d. Notes, MTN, 144A	2.125%		04/13/21	200	197,840
Japan Finance Organization for Municipalities (Japan), Sr. Unsec’d. Notes, MTN, 144A	2.125%		10/25/23	200	194,154
Kingdom of Belgium Government International Bond (Belgium), Sr. Unsec’d. Notes, EMTN, 144A	1.125%		08/03/19	200	197,995
Kommunalbanken AS (Norway), Sr. Unsec’d. Notes, 144A.	1.125%		05/23/18	892	889,578
Kuwait International Government Bond (Kuwait), Sr. Unsec’d. Notes, 144A	2.750%		03/20/22	255	257,792

TOTAL SOVEREIGN BONDS (cost $2,738,218)					2,736,176

U.S. GOVERNMENT AGENCY OBLIGATIONS — 12.2%
Federal Home Loan Mortgage Corp.(k)	2.375%		01/13/22	5,580	5,679,006
Federal National Mortgage Assoc.(k)	1.500%		11/30/20	2,910	2,890,494
Israel Government, USAID Bond, U.S. Gov’t. Gtd. Notes	3.091	%(s)	08/15/24	2,599	2,188,896
Israel Government, USAID Bond, U.S. Gov’t. Gtd. Notes	5.500%		04/26/24	3,910	4,686,803

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $15,186,287)					15,445,199

U.S. TREASURY OBLIGATIONS — 17.2%
U.S. Treasury Bonds	2.750%		08/15/47	300	293,484

A426

AST BOND PORTFOLIO 2021 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. TREASURY OBLIGATIONS (Continued)
U.S. Treasury Bonds	2.875%	05/15/43	765	$771,096
U.S. Treasury Bonds	2.875%	08/15/45	60	60,258
U.S. Treasury Bonds	3.000%	05/15/45	315	324,352
U.S. Treasury Bonds	3.625%	08/15/43	780	895,111
U.S. Treasury Bonds	4.250%	11/15/40	1,255	1,574,731
U.S. Treasury Notes	1.000%	12/31/17	5	4,998
U.S. Treasury Notes	1.375%	09/30/19	515	513,934
U.S. Treasury Notes	1.375%	09/15/20	290	287,995
U.S. Treasury Notes(a)	1.625%	08/31/22	685	675,581
U.S. Treasury Notes	1.625%	04/30/23	3,130	3,065,199
U.S. Treasury Notes	1.750%	06/30/22	2,245	2,228,601
U.S. Treasury Notes	1.875%	04/30/22	1,900	1,898,293
U.S. Treasury Notes	1.875%	08/31/24	2,100	2,062,594
U.S. Treasury Notes	2.000%	11/30/22	3,930	3,936,908
U.S. Treasury Notes	2.000%	06/30/24	915	906,779
U.S. Treasury Notes	2.125%	09/30/21	135	136,635
U.S. Treasury Notes	2.125%	12/31/22	580	584,214
U.S. Treasury Notes(a)	2.125%	05/15/25	1,115	1,107,770
U.S. Treasury Notes	2.250%	11/15/25	65	64,997
U.S. Treasury Notes	2.250%	02/15/27	110	109,334
U.S. Treasury Notes	2.250%	08/15/27	380	377,417

TOTAL U.S. TREASURY OBLIGATIONS (cost $22,013,124)				21,880,281

TOTAL LONG-TERM INVESTMENTS (cost $124,990,179)				125,707,263

			Shares

SHORT-TERM INVESTMENTS — 1.6%

AFFILIATED MUTUAL FUNDS — 1.6%
Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund(w)			778,792	778,792
Prudential Investment Portfolios 2 - Prudential Institutional Money Market Fund (cost $1,226,039; includes $1,223,474 of cash collateral for securities on loan)(b)(w)			1,225,917	1,226,039

TOTAL AFFILIATED MUTUAL FUNDS (cost $2,004,831)				2,004,831

OPTIONS PURCHASED* — 0.0% (cost $68,538)				11,922

TOTAL SHORT-TERM INVESTMENTS (cost $2,073,369)				2,016,753

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN — 100.7% (cost $127,063,548)				127,724,016

OPTIONS WRITTEN* — (0.0)% (premiums received $33,072)				(8,094)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN — 100.7% (cost $127,030,476)				127,715,922
Liabilities in excess of other assets(z) — (0.7)%				(891,315)

NET ASSETS — 100.0%				$126,824,607

A427

AST BOND PORTFOLIO 2021 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $1,198,009; cash collateral of $1,223,474 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at September 30, 2017.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of September 30, 2017. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(f)	Indicates a restricted security; the original cost of such security is $239,333. The value of $240,458 is 0.2% of net assets.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund and Prudential Institutional Money Market Fund.
(z)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end, with the exception of options which are included in net assets at market value:

Exchange Traded Options - Purchased:

Description	Call/ Put	Expiration Date	Strike Price	Contracts	Notional Amount (000)#	Value
5 Year U.S. Treasury Notes Futures	Call	11/24/17	$118.00	14	14	$3,281
10 Year U.S. Treasury Notes Futures	Call	10/27/17	$127.00	84	84	7,875
10 Year U.S. Treasury Notes Futures	Call	10/27/17	$131.00	42	42	—
5 Year U.S. Treasury Notes Futures	Put	11/24/17	$116.00	14	14	766

						$11,922

Exchange Traded Options - Written:

Description	Call/ Put	Expiration Date	Strike Price	Contracts	Notional Amount (000)#	Value
5 Year U.S. Treasury Notes Futures	Call	11/24/17	$119.00	14	14	$(984)
10 Year U.S. Treasury Notes Futures	Call	10/27/17	$129.00	126	126	(3,938)
5 Year U.S. Treasury Notes Futures	Put	11/24/17	$117.00	14	14	(3,172)

						$(8,094)

Futures contracts outstanding at September 30, 2017:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
192	10 Year U.S. Treasury Notes	Dec. 2017	$ 24,253,700	$ 24,060,000	$(193,700)
9	10 Year U.S. Ultra Treasury Bonds	Dec. 2017	1,220,858	1,208,953	(11,905)
9	30 Year U.S. Ultra Treasury Bonds	Dec. 2017	1,510,304	1,486,125	(24,179)

					(229,784)

Short Positions:
27	2 Year U.S. Treasury Notes	Dec. 2017	5,836,052	5,823,984	12,068
464	5 Year U.S. Treasury Notes	Dec. 2017	54,886,584	54,520,000	366,584
57	20 Year U.S. Treasury Bonds	Dec. 2017	8,829,986	8,710,313	119,673

					498,325

					$268,541

A security with a market value of $605,911 has been segregated with Citigroup Global Markets to cover requirements for open futures contracts at September 30, 2017.

A428

AST BOND PORTFOLIO 2021 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Interest rate swap agreements outstanding at September 30, 2017:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at September 30, 2017	Unrealized Appreciation (Depreciation)
Centrally cleared swap agreements:
18,445	10/18/17	0.607%(T)	1 Day USOIS(1)(T)	$167	$45,826	$45,659
10,620	11/09/17	0.626%(T)	1 Day USOIS(1)(T)	174	29,192	29,018
760	07/11/18	0.947%(S)	3 Month LIBOR(1)(Q)	152	3,942	3,790
9,600	09/06/18	1.704%(S)	3 Month LIBOR(1)(Q)	—	(16,455)	(16,455)
2,500	10/11/18	1.770%(S)	3 Month LIBOR(2)(Q)	(3,632)	18,635	22,267
5,450	06/03/19	1.614%(S)	3 Month LIBOR(1)(Q)	175	(17,307)	(17,482)
7,300	06/30/19	1.486%(A)	1 Day USOIS(1)(A)	(2,788)	(984)	1,804
860	06/30/19	1.502%(A)	1 Day USOIS(1)(A)	(621)	(352)	269
4,770	07/11/19	1.045%(S)	3 Month LIBOR(1)(Q)	170	57,968	57,798
6,500	10/22/20	2.113%(S)	3 Month LIBOR(1)(Q)	189	(94,394)	(94,583)
7,180	01/06/21	1.750%(S)	3 Month LIBOR(2)(Q)	163	(22,033)	(22,196)
13,485	01/08/21	1.683%(S)	3 Month LIBOR(2)(Q)	223	(72,040)	(72,263)
45,000	05/09/21	2.230%(S)	3 Month LIBOR(2)(Q)	420	821,188	820,768
2,707	05/31/21	1.948%(S)	3 Month LIBOR(2)(Q)	161	19,313	19,152
2,570	05/31/21	1.849%(S)	3 Month LIBOR(2)(Q)	147	8,398	8,251
715	05/31/21	1.953%(S)	3 Month LIBOR(2)(Q)	1,762	5,233	3,471
3,010	06/15/21	1.105%(S)	3 Month LIBOR(1)(Q)	110	78,335	78,225
14,620	08/31/21	2.015%(S)	3 Month LIBOR(1)(Q)	(15,096)	(63,605)	(48,509)
20,160	10/06/21	2.308%(S)	3 Month LIBOR(2)(Q)	12,314	451,269	438,955
12,000	10/13/21	2.340%(S)	3 Month LIBOR(2)(Q)	—	282,975	282,975
4,120	10/14/21	2.405%(S)	3 Month LIBOR(2)(Q)	—	109,169	109,169
950	12/31/21	0.000%(T)	3 Month LIBOR(2)(T)	155	228,574	228,419
35,000	03/12/22	2.020%(S)	3 Month LIBOR(2)(Q)	360	83,414	83,054
7,800	04/08/22	1.780%(S)	3 Month LIBOR(2)(Q)	197	(24,090)	(24,287)
1,730	07/17/22	— (3)(Q)	— (3)(Q)	79	127	48
14,200	09/03/22	1.919%(S)	3 Month LIBOR(2)(Q)	130	(44,184)	(44,314)
2,960	07/11/23	1.400%(S)	3 Month LIBOR(2)(Q)	171	(105,708)	(105,879)
2,835	08/15/23	1.459%(S)	3 Month LIBOR(1)(Q)	130,792	94,533	(36,259)
1,796	11/15/23	2.209%(S)	3 Month LIBOR(1)(Q)	160	(25,775)	(25,935)
5	11/15/23	2.217%(S)	3 Month LIBOR(1)(Q)	(5)	(74)	(69)
6,315	02/15/24	2.167%(S)	3 Month LIBOR(1)(Q)	(34,080)	(35,014)	(934)

A429

AST BOND PORTFOLIO 2021 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Interest rate swap agreements outstanding at September 30, 2017 (continued):

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at September 30, 2017	Unrealized Appreciation (Depreciation)
Centrally cleared swap agreements (cont’d.):
5,655	02/15/24	2.183%(S)	3 Month LIBOR(1)(Q)	$(8,328)	$(37,103)	$(28,775)
4,156	02/15/24	2.151%(S)	3 Month LIBOR(1)(Q)	(5,526)	(18,952)	(13,426)
2,675	02/15/24	2.115%(S)	3 Month LIBOR(1)(Q)	6,623	(6,299)	(12,922)
1,980	05/15/24	1.956%(S)	3 Month LIBOR(1)(Q)	5,059	18,198	13,139
9,330	04/08/25	2.020%(S)	3 Month LIBOR(1)(Q)	225	42,780	42,555
1,450	11/12/25	2.263%(S)	3 Month LIBOR(1)(Q)	160	(17,628)	(17,788)
6,900	06/15/26	1.504%(S)	3 Month LIBOR(1)(Q)	206	390,626	390,420
670	10/06/26	2.312%(S)	3 Month LIBOR(2)(Q)	(1,634)	9,538	11,172
657	02/15/27	1.824%(A)	1 Day USOIS(1)(A)	9,056	6,618	(2,438)
395	02/15/27	2.067%(A)	1 Day USOIS(1)(A)	(181)	(4,381)	(4,200)
130	02/15/27	1.965%(A)	1 Day USOIS(1)(A)	—	(280)	(280)
805	02/15/36	2.338%(S)	3 Month LIBOR(2)(Q)	(4,180)	(17,096)	(12,916)

				$93,629	$2,182,097	$2,088,468

A security with a market value of $2,513,825 has been segregated with Citigroup Global Markets to cover requirements for open centrally cleared swap contracts at September 30, 2017.

(1) The Portfolio pays the fixed rate and receives the floating rate.

(2) The Portfolio pays the floating rate and receives the fixed rate.

(3) The Portfolio pays the floating rate of 3 Month LIBOR and receives the floating rate of 1 Day USOIS plus 28 bps.

A430

AST BOND PORTFOLIO 2021 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2017 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities
Automobiles	$—	$10,537,918	$—
Collateralized Loan Obligations	—	6,191,599	—
Credit Cards	—	9,733,895	—
Equipment	—	1,800,379	—
Student Loans	—	168,458	—
Commercial Mortgage-Backed Securities	—	24,085,769	—
Corporate Bonds	—	33,127,589	—
Sovereign Bonds	—	2,736,176	—
U.S. Government Agency Obligations	—	15,445,199	—
U.S. Treasury Obligations	—	21,880,281	—
Affiliated Mutual Funds	2,004,831	—	—
Options Purchased	11,922	—	—
Options Written	(8,094)	—	—
Other Financial Instruments*
Futures Contracts	268,541	—	—
Centrally Cleared Interest Rate Swap Agreements	—	2,088,468	—

Total	$2,277,200	$127,795,731	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

A431

AST BOND PORTFOLIO 2022

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

LONG-TERM INVESTMENTS — 97.4%

ASSET-BACKED SECURITIES — 25.0%

Automobiles — 9.9%
Ally Master Owner Trust, Series 2014-5, Class A1, 1 Month LIBOR + 0.490%	1.724	%(c)	10/15/19	300	$300,060
AmeriCredit Automobile Receivables Trust, Series 2016-1, Class A2B, 1 Month LIBOR + 0.750%	1.982	%(c)	06/10/19	22	22,454
AmeriCredit Automobile Receivables Trust, Series 2016-2, Class A2B, 1 Month LIBOR + 0.700%	1.932	%(c)	10/08/19	174	173,853
AmeriCredit Automobile Receivables Trust, Series 2016-4, Class C	2.410%		07/08/22	200	199,890
ARI Fleet Lease Trust, Series 2015-A, Class A2, 144A	1.110%		11/15/18	24	23,860
Avis Budget Rental Car Funding AESOP LLC, Series 2014-2A, Class A, 144A	2.500%		02/20/21	400	400,982
Avis Budget Rental Car Funding AESOP LLC, Series 2016-1A, Class A, 144A	2.990%		06/20/22	600	605,318
Bank of The West Auto Trust, Series 2014-1, Class A3, 144A	1.090%		03/15/19	5	5,309
Bank of The West Auto Trust, Series 2015-1, Class A3, 144A	1.310%		10/15/19	161	161,179
Chrysler Capital Auto Receivables Trust, Series 2015-AA, Class A3, 144A	1.220%		07/15/19	15	15,044
Enterprise Fleet Financing LLC, Series 2015-2, Class A2, 144A	1.590%		02/22/21	238	237,430
Enterprise Fleet Financing LLC, Series 2016-1, Class A2, 144A	1.830%		09/20/21	360	360,038
Enterprise Fleet Financing LLC, Series 2017-1, Class A2, 144A	2.130%		07/20/22	500	501,367
Ford Credit Auto Owner Trust, Series 2015-1, Class A, 144A	2.120%		07/15/26	1,250	1,254,740
Ford Credit Auto Owner Trust, Series 2016-2, Class A, 144A	2.030%		12/15/27	500	496,150
Ford Credit Floorplan Master Owner Trust, Series 2016-4, Class A, 1 Month LIBOR + 0.530%	1.764	%(c)	07/15/20	600	601,607
Ford Credit Floorplan Master Owner Trust, Series 2016-5, Class A2, 1 Month LIBOR + 0.460%	1.694	%(c)	11/15/21	500	501,692
GMF Floorplan Owner Revolving Trust, Series 2015-1, Class A2, 1 Month LIBOR + 0.500%, 144A	1.734	%(c)	05/15/20	300	300,664
GMF Floorplan Owner Revolving Trust, Series 2016-1, Class A2, 1 Month LIBOR + 0.850%, 144A	2.084	%(c)	05/17/21	600	605,820
Hyundai Auto Lease Securitization Trust, Series 2016-A, Class A2B, 1 Month LIBOR + 0.550%, 144A	1.784	%(c)	07/16/18	106	106,343
Nissan Auto Lease Trust, Series 2016-A, Class A2B, 1 Month LIBOR + 0.380%	1.614	%(c)	08/15/18	325	325,567
Nissan Master Owner Trust Receivables, Series 2016-A, Class A1, 1 Month LIBOR + 0.640%	1.874	%(c)	06/15/21	800	806,400
OneMain Direct Auto Receivables Trust, Series 2017-1A, Class A, 144A	2.160%		10/15/20	1,700	1,698,118

					9,703,885

A432

AST BOND PORTFOLIO 2022 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (Continued)

Collateralized Loan Obligations — 5.2%
Anchorage Capital CLO Ltd. (Cayman Islands), Series 2013-1A, Class A1, 3 Month LIBOR + 1.190%, 144A	2.494	%(c)	07/13/25	800	$799,998
Ballyrock CLO LLC (Cayman Islands), Series 2013-1A, Class A, 3 Month LIBOR + 1.180%, 144A	2.496	%(c)	05/20/25	485	486,318
Brookside Mill CLO Ltd. (Cayman Islands), Series 2013-1A, Class A1, 3 Month LIBOR + 1.150%, 144A	2.454	%(c)	04/17/25	241	241,284
Burnham Park CLO Ltd. (Cayman Islands), Series 2016-1A, Class A, 3 Month LIBOR + 1.430%, 144A	2.737	%(c)	10/20/29	250	254,013
Carlyle Global Market Strategies CLO Ltd. (Cayman Islands), Series 2014-2A, Class AR, 3 Month LIBOR + 1.250%, 144A	2.565	%(c)	05/15/25	250	251,296
Eaton Vance CLO Ltd. (Cayman Islands), Series 2014-1A, Class AR, 3 Month LIBOR + 1.200%, 144A	2.504	%(c)	07/15/26	250	250,385
KVK CLO Ltd. (Cayman Islands), Series 2014-1A, Class A1R, 3 Month LIBOR + 1.300%, 144A	2.615	%(c)	05/15/26	250	250,057
KVK CLO Ltd. (Cayman Islands), Series 2014-2A, Class AR, 3 Month LIBOR + 1.180%, 144A	2.484	%(c)	07/15/26	1,350	1,353,244
Magnetite Ltd. (Cayman Islands), Series 2014-11A, Class A1R, 3 Month LIBOR + 1.120%, 144A	2.424	%(c)	01/18/27	250	250,359
OHA Credit Partners Ltd. (Cayman Islands), Series 2013-8A, Class A, 3 Month LIBOR + 1.120%, 144A	2.427	%(c)	04/20/25	232	232,540
Voya CLO Ltd. (Cayman Islands), Series 2014-1A, Class A1R, 3 Month LIBOR + 1.330%, 144A	2.634	%(c)	04/18/26	750	750,810

					5,120,304

Credit Cards — 9.0%
American Express Credit Account Master Trust, Series 2013-2, Class B, 1 Month LIBOR + 0.700%	1.934	%(c)	05/17/21	500	502,260
American Express Credit Account Master Trust, Series 2014-1, Class A, 1 Month LIBOR + 0.370%	1.604	%(c)	12/15/21	500	502,189
American Express Credit Account Master Trust, Series 2017-2, Class A, 1 Month LIBOR + 0.450%	1.686	%(c)	09/16/24	800	806,178
American Express Credit Account Secured Note Trust, Series 2012-4, Class C, 1 Month LIBOR + 0.800%, 144A	2.034	%(c)	05/15/20	500	500,140
BA Credit Card Trust, Series 2016-A1, Class A, 1 Month LIBOR + 0.390%	1.624	%(c)	10/15/21	1,300	1,305,581
Chase Issuance Trust, Series 2016-A1, Class A, 1 Month LIBOR + 0.410%	1.644	%(c)	05/17/21	1,700	1,708,825
Chase Issuance Trust, Series 2016-A3, Class A3, 1 Month LIBOR + 0.550%	1.784	%(c)	06/15/23	900	910,603
Citibank Credit Card Issuance Trust, Series 2013-A2, Class A2, 1 Month LIBOR + 0.280%	1.517	%(c)	05/26/20	200	200,316

A433

AST BOND PORTFOLIO 2022 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (Continued)

Credit Cards (cont’d.)
Citibank Credit Card Issuance Trust, Series 2016-A3, Class A3, 1 Month LIBOR + 0.490%	1.721%	(c)	12/07/23	700	$706,061
Discover Card Execution Note Trust, Series 2014-A1, Class A1, 1 Month LIBOR + 0.430%	1.664%	(c)	07/15/21	400	401,950
Discover Card Execution Note Trust, Series 2014-A4, Class A4	2.120%		12/15/21	400	402,369
Discover Card Execution Note Trust, Series 2017-A1, Class A1, 1 Month LIBOR + 0.490%	1.724%	(c)	07/15/24	500	505,279
MBNA Credit Card Master Note Trust, Series 2004-A3, Class A3, 1 Month LIBOR + 0.260%	1.494%	(c)	08/16/21	200	200,355
Synchrony Credit Card Master Note Trust, Series 2014-1, Class A	1.610%		11/15/20	200	200,050

					8,852,156

Equipment — 0.6%
MMAF Equipment Finance LLC, Series 2017-AA, Class A2, 144A	1.730%		05/18/20	200	200,059
Wells Fargo Dealer Floorplan Master Note Trust, Series 2014-2, Class A, 1 Month LIBOR + 0.450%	1.686%	(c)	10/20/19	400	400,080

					600,139

Student Loans — 0.3%
Navient Student Loan Trust, Series 2016-2A, Class A1, 1 Month LIBOR + 0.750%, 144A	1.987%	(c)	06/25/65	134	134,767
Navient Student Loan Trust, Series 2016-6A, Class A1, 1 Month LIBOR + 0.480%, 144A	1.717%	(c)	03/25/66	167	167,015

					301,782

TOTAL ASSET-BACKED SECURITIES (cost $24,482,124)					24,578,266

COMMERCIAL MORTGAGE-BACKED SECURITIES — 15.9%
Bear Stearns Commercial Mortgage Securities Trust, Series 2007-T28, Class AM	5.835%	(cc)	09/11/42	101	101,174
Citigroup Commercial Mortgage Trust, Series 2015-P1, Class A4	3.462%		09/15/48	900	929,370
Commercial Mortgage Loan Trust, Series 2008-LS1, Class A1A	6.031%	(cc)	12/10/49	314	314,136
Commercial Mortgage Trust, Series 2013-CR8, Class A3	2.812%		06/10/46	250	252,532
Commercial Mortgage Trust, Series 2014-UBS3, Class A2	2.844%		06/10/47	1,000	1,013,583
Commercial Mortgage Trust, Series 2014-UBS4, Class A2	2.963%		08/10/47	440	446,753
Commercial Mortgage Trust, Series 2015-CR26, Class A3	3.359%		10/10/48	900	920,433
CSAIL Commercial Mortgage Trust, Series 2016-C6, Class A2	2.662%		01/15/49	1,800	1,817,508
FHLMC Multifamily Structured Pass-Through Certificates, Series K054, Class A2	2.745%		01/25/26	1,000	1,002,444
FHLMC Multifamily Structured Pass-Through Certificates, Series K055, Class A2	2.673%		03/25/26	1,000	994,998

A434

AST BOND PORTFOLIO 2022 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
GE Commercial Mortgage Corp. Trust, Series 2007-C1, Class A1A	5.483	%(cc)	12/10/49	121	$121,042
GS Mortgage Securities Trust, Series 2014-GC18, Class A2	2.924%		01/10/47	491	496,347
GS Mortgage Securities Trust, Series 2015-GC32, Class A3	3.498%		07/10/48	1,200	1,241,886
JPMBB Commercial Mortgage Securities Trust, Series 2015-C28, Class A3	2.912%		10/15/48	1,280	1,274,693
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP7, Class AM	6.138	%(cc)	04/17/45	14	13,511
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2012-LC9, Class A3	2.475%		12/15/47	1,800	1,811,859
Ladder Capital Commercial Mortgage Securities Trust, Series 2017-LC26, Class A2, 144A	3.128%		07/12/50	525	536,736
LB-UBS Commercial Mortgage Trust, Series 2007-C6, Class AM	6.114	%(cc)	07/15/40	507	506,528
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C24, Class A3	3.479%		05/15/48	1,200	1,239,762
Morgan Stanley Capital I Trust, Series 2015-MS1, Class A2	3.261%		05/15/48	600	621,945

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $15,776,147)					15,657,240

CORPORATE BONDS — 29.2%

Airlines — 0.2%
Delta Air Lines, Inc., Sr. Unsec’d. Notes	2.875%		03/13/20	160	161,799

Auto Manufacturers — 1.7%
Daimler Finance North America LLC (Germany), Gtd. Notes, 144A	2.850%		01/06/22	640	646,665
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	2.375%		01/16/18	560	561,193
General Motors Financial Co., Inc., Gtd. Notes	2.400%		05/09/19	460	462,022

					1,669,880

Banks — 10.9%
Agence Francaise de Developpement (France), Sr. Unsec’d. Notes, EMTN	2.000%		03/18/19	750	752,170
Bank Nederlandse Gemeenten NV (Netherlands), Sr. Unsec’d. Notes, MTN, 144A	2.375%		02/01/22	400	404,252
Bank of America Corp., Sr. Unsec’d. Notes	5.700%		01/24/22	615	692,269
Bank of America Corp., Sr. Unsec’d. Notes	5.875%		01/05/21	800	885,964
Bank of New York Mellon Corp. (The), Sr. Unsec’d. Notes, MTN	2.500%		04/15/21	285	287,849
Barclays PLC (United Kingdom), Sr. Unsec’d. Notes	3.684%		01/10/23	310	317,928
Capital One NA, Sr. Unsec’d. Notes	2.250%		09/13/21	250	246,589
Citigroup, Inc., Sr. Unsec’d. Notes	2.700%		03/30/21	1,290	1,304,382
Citigroup, Inc., Sr. Unsec’d. Notes	2.750%		04/25/22	370	371,779
Development Bank of Japan, Inc. (Japan), Gov’t Gtd., MTN, 144A	1.000%		01/22/18	800	798,187
Dexia Credit Local SA (France), Gov’t. Liquid Gtd. Notes, 144A	2.250%		02/18/20	500	500,944
Dexia Credit Local SA (France), Gov’t. Liquid Gtd. Notes, EMTN	2.250%		01/30/19	250	251,176
Dexia Credit Local SA (France), Gov’t. Liquid Gtd. Notes, MTN, 144A	2.250%		01/30/19	250	251,176
Discover Bank, Sr. Unsec’d. Notes	2.000%		02/21/18	585	585,872

A435

AST BOND PORTFOLIO 2022 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Banks (cont’d.)
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	5.750%	01/24/22	535	$599,629
JPMorgan Chase & Co., Sr. Unsec’d. Notes	3.250%	09/23/22	405	418,697
JPMorgan Chase & Co., Sr. Unsec’d. Notes	4.350%	08/15/21	200	214,277
JPMorgan Chase & Co., Sr. Unsec’d. Notes	6.300%	04/23/19	125	133,385
Morgan Stanley, Sr. Unsec’d. Notes	5.750%	01/25/21	675	745,312
Nordea Bank AB (Sweden), Sr. Unsec’d. Notes, MTN, 144A (original cost $199,444; purchased 09/09/15)(f)	1.875%	09/17/18	200	200,382
PNC Bank NA, Sr. Unsec’d. Notes	2.450%	11/05/20	770	777,432

				10,739,651

Biotechnology — 1.2%
Amgen, Inc., Sr. Unsec’d. Notes	1.850%	08/19/21	270	265,323
Amgen, Inc., Sr. Unsec’d. Notes	4.100%	06/15/21	100	106,028
Biogen, Inc., Sr. Unsec’d. Notes	3.625%	09/15/22	355	373,133
Gilead Sciences, Inc., Sr. Unsec’d. Notes	4.400%	12/01/21	385	416,545

				1,161,029

Chemicals — 1.4%
Agrium, Inc. (Canada), Sr. Unsec’d. Notes	3.150%	10/01/22	150	153,379
CF Industries, Inc., Gtd. Notes	7.125%	05/01/20	600	665,999
LYB International Finance BV, Gtd. Notes	4.000%	07/15/23	500	527,448

				1,346,826

Computers — 1.4%
Apple, Inc., Sr. Unsec’d. Notes	2.500%	02/09/22	1,110	1,124,693
Hewlett Packard Enterprise Co., Sr. Unsec’d. Notes	2.450%	10/05/17	172	172,008
Hewlett Packard Enterprise Co., Sr. Unsec’d. Notes	2.850%	10/05/18	110	111,100

				1,407,801

Electric — 1.2%
Alabama Power Co., Sr. Unsec’d. Notes	2.450%	03/30/22	360	360,180
Dominion Energy, Inc., Sr. Unsec’d. Notes	2.750%	01/15/22	410	413,814
NextEra Energy Capital Holdings, Inc., Gtd. Notes	4.500%	06/01/21	125	133,002
Southern Power Co., Sr. Unsec’d. Notes	1.950%	12/15/19	305	304,372

				1,211,368

Electronics — 0.1%
Fortive Corp., Sr. Unsec’d. Notes	2.350%	06/15/21	115	114,634

Food — 0.1%
Kraft Heinz Foods Co., Gtd. Notes	5.375%	02/10/20	104	111,555

Hand/Machine Tools — 0.7%
Stanley Black & Decker, Inc., Sub. Notes	1.622%	11/17/18	670	668,534

Healthcare-Products — 0.5%
Abbott Laboratories, Sr. Unsec’d. Notes	2.900%	11/30/21	460	468,433

Healthcare-Services — 0.9%
Aetna, Inc., Sr. Unsec’d. Notes	2.750%	11/15/22	575	579,673
Aetna, Inc., Sr. Unsec’d. Notes	4.125%	06/01/21	125	132,037

A436

AST BOND PORTFOLIO 2022 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Healthcare-Services (cont’d.)
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	4.700%	02/15/21	125	$134,655

				846,365

Insurance — 1.7%
American International Group, Inc., Sr. Unsec’d. Notes, MTN	5.850%	01/16/18	140	141,597
Chubb INA Holdings, Inc., Gtd. Notes	2.875%	11/03/22	480	488,868
Lincoln National Corp., Sr. Unsec’d. Notes	6.250%	02/15/20	400	436,566
MetLife, Inc., Sr. Unsec’d. Notes	7.717%	02/15/19	125	134,900
Swiss Re Treasury US Corp. (Switzerland), Gtd. Notes, 144A.	2.875%	12/06/22	175	176,554
W.R. Berkley Corp., Sr. Unsec’d. Notes	4.625%	03/15/22	245	264,425

				1,642,910

Machinery-Diversified — 0.2%
Xylem, Inc., Sr. Unsec’d. Notes	4.875%	10/01/21	140	152,455

Mining — 0.2%
Freeport-McMoRan, Inc., Gtd. Notes	2.375%	03/15/18	250	249,999

Multi-National — 0.8%
Corp. Andina de Fomento (Supranational Bank), Sr. Unsec’d. Notes	2.000%	05/10/19	610	609,600
Corp. Andina de Fomento (Supranational Bank), Sr. Unsec’d. Notes	2.125%	09/27/21	155	154,007

				763,607

Oil & Gas — 2.2%
Apache Corp., Sr. Unsec’d. Notes	3.250%	04/15/22	500	507,152
Devon Energy Corp., Sr. Unsec’d. Notes(a)	3.250%	05/15/22	600	607,098
Husky Energy, Inc. (Canada), Sr. Unsec’d. Notes	6.150%	06/15/19	400	426,510
Noble Energy, Inc., Sr. Unsec’d. Notes	4.150%	12/15/21	250	263,359
Valero Energy Corp., Sr. Unsec’d. Notes	9.375%	03/15/19	350	385,345

				2,189,464

Pharmaceuticals — 0.5%
Shire Acquisitions Investments Ireland DAC, Gtd. Notes	2.875%	09/23/23	465	462,106

Pipelines — 0.6%
Magellan Midstream Partners LP, Sr. Unsec’d. Notes	4.250%	02/01/21	600	632,992

Software — 1.6%
Microsoft Corp., Sr. Unsec’d. Notes	2.400%	02/06/22	880	889,594
Oracle Corp., Sr. Unsec’d. Notes	1.900%	09/15/21	690	684,965

				1,574,559

Telecommunications — 0.7%
AT&T, Inc., Sr. Unsec’d. Notes	3.875%	08/15/21	305	319,264
SingTel Group Treasury Pte Ltd. (Singapore), Gtd. Notes, EMTN	4.500%	09/08/21	200	214,691
Verizon Communications, Inc., Sr. Unsec’d. Notes	3.500%	11/01/21	200	207,971

				741,926

A437

AST BOND PORTFOLIO 2022 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Transportation — 0.4%
Canadian Pacific Railway Co. (Canada), Sr. Unsec’d. Notes.	4.500%		01/15/22	200	$214,131
Norfolk Southern Corp., Sr. Unsec’d. Notes	5.900%		06/15/19	150	159,704

					373,835

TOTAL CORPORATE BONDS (cost $28,245,352)					28,691,728

SOVEREIGN BONDS — 1.7%
Caisse d’Amortissement de la Dette Sociale (France), Sr. Unsec’d. Notes, MTN, 144A	1.250%		03/12/18	900	898,935
Japan Finance Organization for Municipalities (Japan), Sr. Unsec’d. Notes, MTN, 144A	2.125%		04/13/21	200	197,840
Japan Finance Organization for Municipalities (Japan), Sr. Unsec’d. Notes, MTN, 144A	2.125%		10/25/23	200	194,154
Kingdom of Belgium Government International Bond (Belgium), Sr. Unsec’d. Notes, EMTN, 144A	1.125%		08/03/19	200	197,995
Kuwait International Government Bond (Kuwait), Sr. Unsec’d. Notes, 144A	2.750%		03/20/22	215	217,354

TOTAL SOVEREIGN BONDS (cost $1,708,998)					1,706,278

U.S. GOVERNMENT AGENCY OBLIGATIONS — 4.5%
Federal National Mortgage Assoc.(k)	1.125%		07/20/18	555	553,928
Federal National Mortgage Assoc.(k)	1.500%		11/30/20	1,960	1,946,862
Israel Government, USAID Bond, U.S. Gov’t. Gtd. Notes	5.500%		09/18/23	1,615	1,915,086

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $4,396,577)					4,415,876

U.S. TREASURY OBLIGATIONS — 21.1%
U.S. Treasury Bonds	2.750%		08/15/47	300	293,484
U.S. Treasury Bonds	2.875%		05/15/43	580	584,622
U.S. Treasury Bonds	2.875%		08/15/45	45	45,193
U.S. Treasury Bonds	3.000%		05/15/45	3,215	3,310,445
U.S. Treasury Bonds	3.625%		08/15/43	20	22,952
U.S. Treasury Notes	1.375%		09/30/19	650	648,654
U.S. Treasury Notes	1.375%		09/15/20	220	218,479
U.S. Treasury Notes	1.625%		08/31/22	535	527,644
U.S. Treasury Notes	1.625%		04/30/23	4,135	4,049,393
U.S. Treasury Notes	1.750%		06/30/22	520	516,202
U.S. Treasury Notes	1.875%		04/30/22	1,466	1,464,683
U.S. Treasury Notes	1.875%		08/31/24	230	225,903
U.S. Treasury Notes(k)	2.000%		11/30/22	5,130	5,139,018
U.S. Treasury Notes	2.000%		06/30/24	740	733,352
U.S. Treasury Notes	2.125%		09/30/21	115	116,393
U.S. Treasury Notes(a)	2.125%		05/15/25	1,740	1,728,717
U.S. Treasury Notes	2.250%		02/15/27	305	303,153
U.S. Treasury Strips Coupon(k)	2.037%	(s)	02/15/22	830	763,761

TOTAL U.S. TREASURY OBLIGATIONS (cost $20,714,552)					20,692,048

TOTAL LONG-TERM INVESTMENTS (cost $95,323,750)					95,741,436

A438

AST BOND PORTFOLIO 2022 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

	Shares	Value
SHORT-TERM INVESTMENTS — 2.4%

AFFILIATED MUTUAL FUNDS — 2.4%
Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund(w)	1,053,659	$1,053,659
Prudential Investment Portfolios 2 - Prudential Institutional Money Market Fund (cost $1,254,948; includes $1,253,186 of cash collateral for securities on loan)(b)(w)	1,254,823	1,254,948

TOTAL AFFILIATED MUTUAL FUNDS (cost $2,308,607)		2,308,607

OPTIONS PURCHASED* — 0.0% (cost $53,851)		9,367

TOTAL SHORT-TERM INVESTMENTS (cost $2,362,458)		2,317,974

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN — 99.8% (cost $97,686,208)		98,059,410

OPTIONS WRITTEN* — (0.0)% (premiums received $25,985)		(6,359)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN — 99.8% (cost $97,660,223)		98,053,051
Other assets in excess of liabilities(z) — 0.2%		239,229

NET ASSETS — 100.0%		$98,292,280

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $1,225,862; cash collateral of $1,253,186 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at September 30, 2017.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of September 30, 2017. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(f)	Indicates a restricted security; the original cost of such securities is $199,444. The value of $200,382 is 0.2% of net assets.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund and Prudential Institutional Money Market Fund.
(z)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end, with the exception of options which are included in net assets at market value:

Exchange Traded Options — Purchased:

Description	Call/ Put	Expiration Date	Strike Price	Contracts	Notional Amount (000)#	Value
5 Year U.S. Treasury Notes Futures	Call	11/24/17	$118.00	11	11	$2,577
10 Year U.S. Treasury Notes Futures	Call	10/27/17	$127.00	66	66	6,188
10 Year U.S. Treasury Notes Futures	Call	10/27/17	$131.00	33	33	—
5 Year U.S. Treasury Notes Futures	Put	11/24/17	$116.00	11	11	602

						$9,367

A439

AST BOND PORTFOLIO 2022 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Exchange Traded Options - Written:

Description	Call/ Put	Expiration Date	Strike Price	Contracts	Notional Amount (000)#	Value
5 Year U.S. Treasury Notes Futures	Call	11/24/17	$119.00	11	11	$(773)
10 Year U.S. Treasury Notes Futures	Call	10/27/17	$129.00	99	99	(3,094)
5 Year U.S. Treasury Notes Futures	Put	11/24/17	$117.00	11	11	(2,492)

						$(6,359)

Futures contracts outstanding at September 30, 2017:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
27	2 Year U.S. Treasury Notes	Dec. 2017	$5,831,866	$5,823,984	$(7,882)
6	10 Year U.S. Ultra Treasury Bonds	Dec. 2017	813,908	805,969	(7,939)

					(15,821)

Short Positions:
192	5 Year U.S. Treasury Notes	Dec. 2017	22,722,054	22,560,000	162,054
44	10 Year U.S. Treasury Notes	Dec. 2017	5,577,290	5,513,750	63,540
21	20 Year U.S. Treasury Bonds	Dec. 2017	3,250,724	3,209,063	41,661
19	30 Year U.S. Ultra Treasury Bonds	Dec. 2017	3,183,945	3,137,375	46,570

					313,825

					$298,004

Securities with a combined market value of $525,543 have been segregated with Citigroup Global Markets to cover requirements for open futures contracts at September 30, 2017.

Interest rate swap agreements outstanding at September 30, 2017:

Notional Amount (000)#	Termination Date	Fixed Rate		Floating Rate	Value at Trade Date	Value at September 30, 2017	Unrealized Appreciation (Depreciation)
Centrally cleared swap agreements:
15,605	10/18/17	0.607	%(T)	1 Day USOIS(1)(T)	$164	$38,770	$38,606
9,230	11/09/17	0.626	%(T)	1 Day USOIS(1)(T)	171	25,371	25,200
960	07/11/18	0.947	%(S)	3 Month LIBOR(1)(Q)	152	4,980	4,828
1,000	08/06/18	1.693	%(S)	3 Month LIBOR(2)(Q)	—	1,994	1,994
5,795	06/30/19	1.486	%(A)	1 Day USOIS(1)(A)	(2,216)	(781)	1,435
860	06/30/19	1.502	%(A)	1 Day USOIS(1)(A)	(621)	(352)	269
4,010	07/11/19	1.045	%(S)	3 Month LIBOR(1)(Q)	166	48,732	48,566
2,950	10/02/19	1.188	%(S)	3 Month LIBOR(1)(Q)	(13,338)	22,802	36,140
3,200	10/11/19	1.220	%(S)	3 Month LIBOR(1)(Q)	(17,837)	24,153	41,990
30,000	09/03/20	1.600	%(S)	3 Month LIBOR(1)(Q)	272	200,679	200,407
3,000	12/05/20	2.210	%(S)	3 Month LIBOR(2)(Q)	168	50,468	50,300
5,000	05/31/21	1.953	%(S)	3 Month LIBOR(2)(Q)	1,660	36,591	34,931
2,354	05/31/21	1.948	%(S)	3 Month LIBOR(2)(Q)	160	16,794	16,634
2,220	05/31/21	1.849	%(S)	3 Month LIBOR(2)(Q)	150	7,254	7,104
2,700	06/15/21	1.105	%(S)	3 Month LIBOR(1)(Q)	112	70,267	70,155

A440

AST BOND PORTFOLIO 2022 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Interest rate swap agreements outstanding at September 30, 2017 (continued):

Notional Amount (000)#	Termination Date	Fixed Rate		Floating Rate	Value at Trade Date	Value at September 30, 2017	Unrealized Appreciation (Depreciation)
Centrally cleared swap agreements (cont’d.):
12,485	08/31/21	2.015%	(S)	3 Month LIBOR(1)(Q)	$(11,634)	$(54,317)	$(42,683)
15,000	05/21/22	1.893%	(S)	3 Month LIBOR(2)(Q)	537,232	27,417	(509,815)
21,000	05/26/22	1.997%	(S)	3 Month LIBOR(2)(Q)	247	127,187	126,940
12,300	06/07/22	1.771%	(S)	3 Month LIBOR(2)(Q)	351,217	(54,731)	(405,948)
1,350	07/17/22	—(3)(Q)		— (3)(Q)	61	99	38
1,990	08/31/22	1.745%	(S)	3 Month LIBOR(1)(Q)	161	22,329	22,168
51,500	09/03/22	1.919%	(S)	3 Month LIBOR(2)(Q)	355	(160,244)	(160,599)
10,360	12/31/22	0.000%	(T)	3 Month LIBOR(2)(T)	207	(322,696)	(322,903)
3,565	02/14/23	2.069%	(S)	3 Month LIBOR(2)(Q)	168,169	10,836	(157,333)
8,880	07/11/23	1.400%	(S)	3 Month LIBOR(2)(Q)	214	(317,125)	(317,339)
1,575	08/15/23	1.459%	(S)	3 Month LIBOR(1)(Q)	67,253	52,518	(14,735)
1,437	11/15/23	2.209%	(S)	3 Month LIBOR(1)(Q)	158	(20,623)	(20,781)
5	11/15/23	2.217%	(S)	3 Month LIBOR(1)(Q)	(5)	(74)	(69)
4,270	02/12/24	2.078%	(S)	3 Month LIBOR(1)(Q)	176	4,015	3,839
5,850	02/15/24	2.167%	(S)	3 Month LIBOR(1)(Q)	(35,969)	(32,436)	3,533
4,925	02/15/24	2.183%	(S)	3 Month LIBOR(1)(Q)	(6,831)	(32,314)	(25,483)
3,057	02/15/24	2.151%	(S)	3 Month LIBOR(1)(Q)	(3,837)	(13,940)	(10,103)
1,950	02/15/24	2.115%	(S)	3 Month LIBOR(1)(Q)	5,067	(4,592)	(9,659)
1,610	05/15/24	1.956%	(S)	3 Month LIBOR(1)(Q)	5,530	14,797	9,267
1,000	05/19/24	2.641%	(S)	3 Month LIBOR(1)(Q)	158	(40,271)	(40,429)
5,900	04/08/25	2.020%	(S)	3 Month LIBOR(1)(Q)	197	27,053	26,856
526	02/15/27	1.824%	(A)	1 Day USOIS(1)(A)	7,440	5,299	(2,141)
130	02/15/27	2.067%	(A)	1 Day USOIS(1)(A)	(181)	(1,442)	(1,261)
130	02/15/27	1.965%	(A)	1 Day USOIS(1)(A)	—	(280)	(280)
8,000	05/06/29	3.139%	(S)	3 Month LIBOR(1)(Q)	189	(722,957)	(723,146)
665	02/15/36	2.338%	(S)	3 Month LIBOR(2)(Q)	(4,900)	(14,123)	(9,223)

					$1,049,837	$(952,893)	$(2,002,730)

Notional Amount (000)#	Termination Date	Fixed Rate		Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC swap agreements:
2,500	12/31/22	3.843	%(T)	3 Month LIBOR(2)(T)	$982,471	$—	$982,471	JPMorgan Chase

A441

AST BOND PORTFOLIO 2022 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Interest rate swap agreements outstanding at September 30, 2017 (continued):

Notional Amount (000)#	Termination Date	Fixed Rate		Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC swap agreements (cont’d.):
23,600	11/30/26	2.550	%(S)	3 Month LIBOR(2)(Q)	$786,885	$—	$786,885	JPMorgan Chase

					$1,769,356	$—	$1,769,356

Securities with a combined market value of $1,837,599 have been segregated with Citigroup Global Markets to cover requirements for open centrally cleared swap contracts at September 30, 2017.

(1)	Portfolio pays the fixed rate and receives the floating rate.
(2)	Portfolio pays the floating rate and receives the fixed rate.
(3)	Portfolio pays the floating rate of 3 Month LIBOR and receives the floating rate of 1 Day USOIS plus 28 bps.

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2017 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities
Automobiles	$—	$9,703,885	$—
Collateralized Loan Obligations	—	5,120,304	—
Credit Cards	—	8,852,156	—
Equipment	—	600,139	—
Student Loans	—	301,782	—
Commercial Mortgage-Backed Securities	—	15,657,240	—
Corporate Bonds	—	28,691,728	—
Sovereign Bonds	—	1,706,278	—
U.S. Government Agency Obligations	—	4,415,876	—
U.S. Treasury Obligations	—	20,692,048	—
Affiliated Mutual Funds	2,308,607	—	—
Options Purchased	9,367	—	—
Options Written	(6,359)	—	—
Other Financial Instruments*
Futures Contracts	298,004	—	—
Centrally Cleared Interest Rate Swap Agreements	—	(2,002,730)	—
OTC Interest Rate Swap Agreements	—	1,769,356	—

Total	$2,609,619	$95,508,062	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

A442

AST BOND PORTFOLIO 2023

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

LONG-TERM INVESTMENTS — 95.4%

ASSET-BACKED SECURITIES — 14.6%

Automobiles — 7.4%
Ally Master Owner Trust, Series 2017-1, Class A, 1 Month LIBOR + 0.400%	1.634%(c)	02/15/21	200	$200,373
AmeriCredit Automobile Receivables Trust, Series 2016-2, Class A2B, 1 Month LIBOR + 0.700%	1.932%(c)	10/08/19	99	99,345
ARI Fleet Lease Trust, Series 2015-A, Class A2, 144A	1.110%	11/15/18	36	35,790
Avis Budget Rental Car Funding AESOP LLC, Series 2014-2A, Class A, 144A	2.500%	02/20/21	500	501,228
CarMax Auto Owner Trust, Series 2016-2, Class A2B, 1 Month LIBOR + 0.470%	1.704%(c)	06/17/19	182	182,516
Chesapeake Funding II LLC, Series 2017-3A, Class A2, 1 Month LIBOR + 0.340%, 144A	1.574%(c)	08/15/29	100	100,117
Enterprise Fleet Financing LLC, Series 2017-1, Class A2, 144A	2.130%	07/20/22	200	200,547
Ford Credit Auto Owner Trust 2017-REV2, Series 2017-2, Class A, 144A^	2.360%	03/15/29	200	199,978
Ford Credit Floorplan Master Owner Trust, Series 2016-5, Class A2, 1 Month LIBOR + 0.460%	1.694%(c)	11/15/21	200	200,677
GMF Floorplan Owner Revolving Trust, Series 2016-1, Class A2, 1 Month LIBOR + 0.850%, 144A	2.084%(c)	05/17/21	100	100,970
Hyundai Auto Lease Securitization Trust, Series 2016-B, Class A2B, 1 Month LIBOR + 0.420%, 144A	1.654%(c)	11/15/18	123	123,349
Nissan Auto Lease Trust, Series 2016-A, Class A2B, 1 Month LIBOR + 0.380%	1.614%(c)	08/15/18	98	97,670
Nissan Master Owner Trust Receivables, Series 2016-A, Class A1, 1 Month LIBOR + 0.640%	1.874%(c)	06/15/21	200	201,600
OneMain Direct Auto Receivables Trust, Series 2017-1A, Class A, 144A	2.160%	10/15/20	600	599,336

				2,843,496

Collateralized Loan Obligations — 1.0%
MP CLO Ltd. (Cayman Islands), Series 2013-1A, Class A, 3 Month LIBOR + 1.180%, 144A	2.487%(c)	04/20/25	147	147,268
Regatta Funding Ltd. (Cayman Islands), Series 2014-1A, Class A1R, 3 Month LIBOR + 1.020%, 144A	2.334%(c)	07/25/26	250	250,061

				397,329

Credit Cards — 5.6%
American Express Credit Account Master Trust, Series 2014-1, Class B, 1 Month LIBOR + 0.500%	1.734%(c)	12/15/21	300	300,758
American Express Credit Account Master Trust, Series 2017-2, Class A, 1 Month LIBOR + 0.450%	1.686%(c)	09/16/24	200	201,545
American Express Credit Account Secured Note Trust, Series 2012-4, Class C, 1 Month LIBOR + 0.800%, 144A	2.034%(c)	05/15/20	200	200,056
BA Credit Card Trust, Series 2016-A1, Class A, 1 Month LIBOR + 0.390%	1.624%(c)	10/15/21	400	401,717

A443

AST BOND PORTFOLIO 2023 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (Continued)

Credit Cards (cont’d.)
Chase Issuance Trust, Series 2016-A1, Class A, 1 Month LIBOR + 0.410%	1.644	%(c)	05/17/21	300	$301,557
Chase Issuance Trust, Series 2017-A1, Class A, 1 Month LIBOR + 0.300%	1.534	%(c)	01/18/22	300	301,137
Citibank Credit Card Issuance Trust, Series 2014-A1, Class A1	2.880%		01/23/23	432	443,920

					2,150,690

Equipment — 0.3%
MMAF Equipment Finance LLC, Series 2017-AA, Class A4, 144A	2.410%		08/16/24	100	100,055

Student Loans — 0.3%
Navient Student Loan Trust, Series 2016-2A, Class A1, 1 Month LIBOR + 0.750%, 144A	1.987	%(c)	06/25/65	101	101,075

TOTAL ASSET-BACKED SECURITIES (cost $5,587,019)					5,592,645

COMMERCIAL MORTGAGE-BACKED SECURITIES — 14.7%
Citigroup Commercial Mortgage Trust, Series 2014-GC25, Class A3	3.372%		10/10/47	60	61,626
Citigroup Commercial Mortgage Trust, Series 2015-P1, Class A4	3.462%		09/15/48	300	309,790
Commercial Mortgage Loan Trust, Series 2008-LS1, Class A1A	6.267	%(cc)	12/10/49	75	74,794
Commercial Mortgage Trust, Series 2012-LC4, Class A4	3.288%		12/10/44	222	229,012
Commercial Mortgage Trust, Series 2014-LC15, Class A4	4.006%		04/10/47	220	234,160
Commercial Mortgage Trust, Series 2014-UBS2, Class A2	2.820%		03/10/47	250	253,121
FHLMC Multifamily Structured Pass-Through Certificates, Series K008, Class A2	3.531%		06/25/20	50	51,818
FHLMC Multifamily Structured Pass-Through Certificates, Series K054, Class A2	2.745%		01/25/26	380	380,929
FHLMC Multifamily Structured Pass-Through Certificates, Series K055, Class A2	2.673%		03/25/26	380	378,099
GS Mortgage Securities Trust, Series 2015-GC32, Class A3	3.498%		07/10/48	300	310,471
JPMBB Commercial Mortgage Securities Trust, Series 2015-C28, Class A2	2.773%		10/15/48	150	152,058
JPMBB Commercial Mortgage Securities Trust, Series 2015-C28, Class A3	2.912%		10/15/48	240	239,005
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2012-LC9, Class A3	2.475%		12/15/47	600	603,953
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2016-WIKI, Class A, 144A	2.798%		10/05/31	300	303,671
Ladder Capital Commercial Mortgage Securities Trust, Series 2017-LC26, Class A2, 144A	3.128%		07/12/50	200	204,471
LB-UBS Commercial Mortgage Trust, Series 2007-C6, Class AMFL, 144A	6.114%		07/15/40	61	61,416
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C15, Class A2	2.979%		04/15/47	300	303,709
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C17, Class A2	3.119%		08/15/47	350	356,692

A444

AST BOND PORTFOLIO 2023 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C24, Class A3	3.479%		05/15/48	400	$413,254
UBS-Barclays Commercial Mortgage Trust, Series 2012-C2, Class A3	3.058%		05/10/63	155	157,914
Wells Fargo Commercial Mortgage Trust, Series 2013-LC12, Class A3FL, 1 Month LIBOR + 1.050%, 144A	2.278	%(c)	07/15/46	550	556,637

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $5,666,238)					5,636,600

CORPORATE BONDS — 20.7%

Airlines — 0.1%
Delta Air Lines, Inc., Sr. Unsec’d. Notes	2.875%		03/13/20	55	55,619

Auto Manufacturers — 1.5%
Daimler Finance North America LLC (Germany), Gtd. Notes, 144A	2.850%		01/06/22	220	222,291
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	8.125%		01/15/20	305	343,518

					565,809

Banks — 7.7%
Agence Francaise de Developpement (France), Sr. Unsec’d. Notes, EMTN	2.000%		03/18/19	250	250,723
Bank of America Corp., Sr. Unsec’d. Notes, GMTN	3.300%		01/11/23	300	307,335
Barclays PLC (United Kingdom), Sr. Unsec’d. Notes	3.684%		01/10/23	210	215,370
Citigroup, Inc., Sub. Notes	3.875%		03/26/25	95	97,202
Development Bank of Japan, Inc. (Japan), Gov’t. Gtd. Notes, MTN, 144A	1.000%		01/22/18	200	199,547
Dexia Credit Local SA (France), Gov’t. Liquid Gtd. Notes, MTN, 144A	2.250%		01/30/19	250	251,176
Discover Bank, Sr. Unsec’d. Notes	2.000%		02/21/18	250	250,372
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes, GMTN	5.375%		03/15/20	415	445,822
JPMorgan Chase & Co., Sr. Unsec’d. Notes	4.500%		01/24/22	50	54,176
JPMorgan Chase & Co., Sub. Notes	3.375%		05/01/23	260	265,417
Morgan Stanley, Sr. Unsec’d. Notes	5.750%		01/25/21	325	358,854
PNC Bank NA, Sub. Notes	2.950%		01/30/23	250	253,000

					2,948,994

Biotechnology — 0.1%
Amgen, Inc., Sr. Unsec’d. Notes	3.625%		05/15/22	50	52,217

Chemicals — 2.0%
Agrium, Inc. (Canada), Sr. Unsec’d. Notes	3.150%		10/01/22	15	15,338
CF Industries, Inc., Gtd. Notes	7.125%		05/01/20	175	194,250
Dow Chemical Co. (The), Sr. Unsec’d. Notes	4.250%		11/15/20	239	252,359
LYB International Finance BV, Gtd. Notes	4.000%		07/15/23	275	290,096

					752,043

Commercial Services — 0.1%
Western Union Co (The), Sr. Unsec’d. Notes, 3 Month LIBOR + 0.800%	2.115	%(c)	05/22/19	40	40,019

A445

AST BOND PORTFOLIO 2023 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Computers — 0.4%
Apple, Inc., Sr. Unsec’d. Notes	3.000%	02/09/24	95	$97,351
Hewlett Packard Enterprise Co., Sr. Unsec’d. Notes	2.450%	10/05/17	28	28,001
Hewlett Packard Enterprise Co., Sr. Unsec’d. Notes	2.850%	10/05/18	20	20,200

				145,552

Electric — 1.1%
Dominion Energy, Inc., Sr. Unsec’d. Notes	2.750%	01/15/22	140	141,302
NextEra Energy Capital Holdings, Inc., Gtd. Notes	3.625%	06/15/23	285	295,207

				436,509

Healthcare-Products — 0.4%
Abbott Laboratories, Sr. Unsec’d. Notes	2.900%	11/30/21	155	157,842

Healthcare-Services — 0.8%
Aetna, Inc., Sr. Unsec’d. Notes	2.750%	11/15/22	310	312,519

Insurance — 1.8%
Liberty Mutual Group, Inc., Gtd. Notes, 144A	4.250%	06/15/23	285	304,410
Lincoln National Corp., Sr. Unsec’d. Notes	6.250%	02/15/20	125	136,427
Principal Financial Group, Inc., Gtd. Notes	3.125%	05/15/23	150	152,746
Principal Financial Group, Inc., Gtd. Notes	3.300%	09/15/22	20	20,497
Swiss Re Treasury US Corp. (Switzerland), Gtd. Notes, 144A	2.875%	12/06/22	55	55,488

				669,568

Machinery-Diversified — 0.1%
John Deere Capital Corp., Sr. Unsec’d. Notes	2.800%	01/27/23	50	50,905

Media — 0.5%
NBCUniversal Enterprise, Inc., Gtd. Notes, 144A	1.974%	04/15/19	175	175,582

Mining — 0.3%
Freeport-McMoRan, Inc., Gtd. Notes	2.375%	03/15/18	100	100,000

Miscellaneous Manufacturing — 0.2%
General Electric Co., Sr. Unsec’d. Notes, GMTN	3.100%	01/09/23	84	87,616
General Electric Co., Sr. Unsec’d. Notes, MTN	4.650%	10/17/21	5	5,475

				93,091

Multi-National — 0.4%
Corp. Andina de Fomento (Supranational Bank), Sr. Unsec’d. Notes	2.000%	05/10/19	140	139,908

Oil & Gas — 0.9%
Devon Energy Corp., Sr. Unsec’d. Notes(a)	3.250%	05/15/22	200	202,366
Valero Energy Corp., Sr. Unsec’d. Notes	9.375%	03/15/19	125	137,623

				339,989

Pharmaceuticals — 0.8%
Merck & Co., Inc., Sr. Unsec’d. Notes	2.800%	05/18/23	285	292,538

Pipelines — 1.4%
Enterprise Products Operating LLC, Gtd. Notes	3.350%	03/15/23	300	307,712

A446

AST BOND PORTFOLIO 2023 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Pipelines (cont’d.)
Magellan Midstream Partners LP, Sr. Unsec’d. Notes	4.250%	02/01/21	215	$226,822

				534,534

Telecommunications — 0.1%
AT&T, Inc., Sr. Unsec’d. Notes	3.000%	06/30/22	50	50,487

TOTAL CORPORATE BONDS (cost $7,687,124)				7,913,725

SOVEREIGN BOND — 0.8%
Caisse d’Amortissement de la Dette Sociale (France), Sr. Unsec’d. Notes, MTN, 144A (cost $299,169)	1.250%	03/12/18	300	299,645

U.S. GOVERNMENT AGENCY OBLIGATIONS — 0.7%
Federal National Mortgage Assoc	1.125%	10/19/18	30	29,906
Federal National Mortgage Assoc	1.125%	12/14/18	90	89,687
Federal National Mortgage Assoc	1.500%	11/30/20	160	158,928

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $279,668)				278,521

U.S. TREASURY OBLIGATIONS — 43.9%
U.S. Treasury Bonds	2.750%	08/15/47	100	97,828
U.S. Treasury Bonds	2.875%	05/15/43	90	90,717
U.S. Treasury Bonds	2.875%	08/15/45	5	5,021
U.S. Treasury Bonds	3.000%	11/15/44	65	66,963
U.S. Treasury Bonds	3.000%	05/15/45	30	30,891
U.S. Treasury Bonds	3.000%	05/15/47	65	66,884
U.S. Treasury Bonds	3.625%	08/15/43	120	137,709
U.S. Treasury Bonds	4.250%	11/15/40	70	87,834
U.S. Treasury Notes	1.375%	04/30/21	3,640	3,593,932
U.S. Treasury Notes	1.375%	06/30/23	2,265	2,183,778
U.S. Treasury Notes	1.625%	08/31/22	120	118,350
U.S. Treasury Notes	1.625%	04/30/23	2,940	2,879,134
U.S. Treasury Notes	1.875%	04/30/22	546	545,509
U.S. Treasury Notes	1.875%	08/31/24	90	88,397
U.S. Treasury Notes(k)	2.000%	11/30/22	460	460,809
U.S. Treasury Notes	2.000%	06/30/24	620	614,430
U.S. Treasury Notes	2.125%	06/30/21	150	151,957
U.S. Treasury Notes	2.125%	09/30/21	4,350	4,402,677
U.S. Treasury Notes(k)	2.125%	05/15/25	890	884,229
U.S. Treasury Notes	2.250%	02/15/27	115	114,304
U.S. Treasury Notes	2.250%	08/15/27	140	139,048
U.S. Treasury Notes	2.375%	05/15/27	45	45,186

TOTAL U.S. TREASURY OBLIGATIONS (cost $17,012,356)				16,805,587

TOTAL LONG-TERM INVESTMENTS (cost $36,531,574)				36,526,723

A447

AST BOND PORTFOLIO 2023 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

	Shares	Value
SHORT-TERM INVESTMENTS — 0.6%

AFFILIATED MUTUAL FUNDS — 0.6%
Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund(w)	36,070	$36,070
Prudential Investment Portfolios 2 - Prudential Institutional Money Market Fund (cost $199,186; includes $199,065 of cash collateral for securities on loan)(b)(w)	199,166	199,186

TOTAL AFFILIATED MUTUAL FUNDS (cost $235,256)		235,256

OPTIONS PURCHASED* — 0.0% (cost $13,497)		2,656

TOTAL SHORT-TERM INVESTMENTS (cost $248,753)		237,912

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN — 96.0% (cost $36,780,327)		36,764,635

OPTIONS WRITTEN* — (0.0)% (premiums received $6,660)		(1,937)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN — 96.0% (cost $36,773,667)		36,762,698
Other assets in excess of liabilities(z) — 4.0%		1,512,051

NET ASSETS — 100.0%		$38,274,749

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
^	Indicates a Level 3 security. The aggregate value of Level 3 securities is $199,978 and 0.5% of net assets.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $194,598; cash collateral of $199,065 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at September 30, 2017.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of September 30, 2017. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund and Prudential Institutional Money Market Fund.
(z)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end, with the exception of options which are included in net assets at market value:

Exchange Traded Options - Purchased

Description	Call/ Put	Expiration Date	Strike Price	Contracts	Notional Amount (000)#	Value
5 Year U.S. Treasury Notes Futures	Call	11/24/17	$118.00	4	4	$937
10 Year U.S. Treasury Notes Futures	Call	10/27/17	$127.00	16	16	1,500
10 Year U.S. Treasury Notes Futures	Call	10/27/17	$131.00	8	8	—
5 Year U.S. Treasury Notes Futures	Put	11/24/17	$116.00	4	4	219

						$2,656

A448

AST BOND PORTFOLIO 2023 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Exchange Traded Options - Written

Description	Call/ Put	Expiration Date	Strike Price	Contracts	Notional Amount (000)#	Value
5 Year U.S. Treasury Notes Futures	Call	11/24/17	$119.00	4	4	$ (281)
10 Year U.S. Treasury Notes Futures	Call	10/27/17	$129.00	24	24	(750)
5 Year U.S. Treasury Notes Futures	Put	11/24/17	$117.00	4	4	(906)

						$(1,937)

Futures contracts outstanding at September 30, 2017:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
47	10 Year U.S. Treasury Notes	Dec. 2017	$ 5,941,097	$ 5,889,687	$(51,410)
2	10 Year U.S. Ultra Treasury Bonds	Dec. 2017	271,300	268,656	(2,644)
3	30 Year U.S. Ultra Treasury Bonds	Dec. 2017	507,817	495,375	(12,442)

					(66,496)

Short Positions:
33	2 Year U.S. Treasury Notes	Dec. 2017	7,138,282	7,118,203	20,079
204	5 Year U.S. Treasury Notes	Dec. 2017	24,132,974	23,970,000	162,974
15	20 Year U.S. Treasury Bonds	Dec. 2017	2,322,101	2,292,188	29,913
					212,966

					$ 146,470

Cash of $300,000 has been segregated with Citigroup Global Markets to cover requirements for open futures contracts at September 30, 2017.

Interest rate swap agreements outstanding at September 30, 2017:

Notional Amount (000)#	Termination Date	Fixed Rate		Floating Rate	Value at Trade Date	Value at September 30, 2017	Unrealized Appreciation (Depreciation)
Centrally cleared swap agreements:
4,710	10/18/17	0.607%	(T)	1 Day USOIS(1)(T)	$154	$11,702	$11,548
3,160	11/09/17	0.626%	(T)	1 Day USOIS(1)(T)	157	8,686	8,529
380	07/11/18	0.947%	(S)	3 Month	151	1,971	1,820
				LIBOR(1)(Q)
346	08/02/18	1.614%	(S)	3 Month	(6,997)	(416)	6,581
				LIBOR(1)(Q)
14,000	10/03/18	1.566%	(S)	3 Month	213	64,185	63,972
				LIBOR(2)(Q)
2,360	06/30/19	1.486%	(A)	1 Day USOIS(1)(A)	(927)	(318)	609
215	06/30/19	1.502%	(A)	1 Day USOIS(1)(A)	(311)	(88)	223
7,385	05/31/21	1.953%	(S)	3 Month	141	54,045	53,904
				LIBOR(2)(Q)
825	05/31/21	1.849%	(S)	3 Month	153	2,696	2,543
				LIBOR(2)(Q)
824	05/31/21	1.948%	(S)	3 Month	153	5,879	5,726
				LIBOR(2)(Q)
310	06/15/21	1.105%	(S)	3 Month	77	8,068	7,991
				LIBOR(1)(Q)
4,515	08/31/21	2.015%	(S)	3 Month	(3,249)	(19,643)	(16,394)
				LIBOR(1)(Q)
645	05/31/22	2.217%	(S)	3 Month	153	(11,107)	(11,260)
				LIBOR(1)(Q)
510	07/17/22	—	(3)(Q)	— (3)(Q)	23	37	14
390	08/31/22	1.745%	(S)	3 Month	152	4,376	4,224
				LIBOR(1)(Q)
3,100	10/09/22	1.728%	(S)	3 Month	167	24,789	24,622
				LIBOR(1)(Q)

A449

AST BOND PORTFOLIO 2023 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Interest rate swap agreements outstanding at September 30, 2017 (continued):

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at September 30, 2017	Unrealized Appreciation (Depreciation)

Centrally cleared swap agreements (cont’d.):
1,700	12/21/22	1.949%(S)	3 Month LIBOR(1)(Q)	$159	$(2,848)	$(3,007)
680	08/15/23	1.459%(S)	3 Month LIBOR(1)(Q)	30,909	22,674	(8,235)
125	08/15/23	1.463%(S)	3 Month LIBOR(2)(Q)	151	(4,139)	(4,290)
479	11/15/23	2.209%(S)	3 Month LIBOR(1)(Q)	153	(6,874)	(7,027)
11,800	12/31/23	0.000%(T)	3 Month LIBOR(2)(T)	236	910,084	909,848
10,600	12/31/23	0.000%(T)	3 Month LIBOR(2)(T)	—	542,443	542,443
10,230	12/31/23	0.000%(T)	3 Month LIBOR(2)(T)	(93,776)	(534,734)	(440,958)
1,865	02/15/24	2.167%(S)	3 Month LIBOR(1)(Q)	(11,543)	(10,341)	1,202
1,565	02/15/24	2.183%(S)	3 Month LIBOR(1)(Q)	(2,047)	(10,267)	(8,220)
861	02/15/24	2.151%(S)	3 Month LIBOR(1)(Q)	(1,284)	(3,926)	(2,642)
610	02/15/24	2.115%(S)	3 Month LIBOR(1)(Q)	1,557	(1,436)	(2,993)
865	05/15/24	1.956%(S)	3 Month LIBOR(1)(Q)	2,813	7,951	5,138
1,500	06/16/24	1.920%(S)	3 Month LIBOR(1)(Q)	—	10,470	10,470
210	11/12/25	2.263%(S)	3 Month LIBOR(1)(Q)	152	(2,553)	(2,705)
131	02/15/27	1.824%(A)	1 Day USOIS(1)(A)	1,615	1,320	(295)
130	02/15/27	1.965%(A)	1 Day USOIS(1)(A)	—	(280)	(280)
405	02/15/36	2.338%(S)	3 Month LIBOR(2)(Q)	(2,863)	(8,601)	(5,738)

				$(83,558)	$1,063,805	$1,147,363

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC swap agreements:
3,750	12/31/23	0.000%(T)	3 Month LIBOR(2)(T)	$ 352,388	$ —	$ 352,388	JPMorgan Chase
2,000	12/31/23	0.000%(T)	3 Month LIBOR(2)(T)	117,153	—	117,153	JPMorgan Chase

				$ 469,541	$ —	$ 469,541

Cash of $380,000 and a security with a market value of $579,866 have been segregated with Citigroup Global Markets to cover requirements for open centrally cleared swap contracts at September 30, 2017.

(1) Portfolio pays the fixed rate and receives the floating rate.

(2) Portfolio pays the floating rate and receives the fixed rate.

(3) Portfolio pays the floating rate of 3 Month LIBOR and receives the floating rate of 1 Day USOIS plus 28 bps.

A450

AST BOND PORTFOLIO 2023 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2017 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities
Automobiles	$—	$2,643,518	$199,978
Collateralized Loan Obligations	—	397,329	—
Credit Cards	—	2,150,690	—
Equipment	—	100,055	—
Student Loans	—	101,075	—
Commercial Mortgage-Backed Securities	—	5,636,600	—
Corporate Bonds	—	7,913,725	—
Sovereign Bond	—	299,645	—
U.S. Government Agency Obligations	—	278,521	—
U.S. Treasury Obligations	—	16,805,587	—
Affiliated Mutual Funds	235,256	—	—
Options Purchased	2,656	—	—
Options Written	(1,937)	—	—
Other Financial Instruments*
Futures Contracts	146,470	—	—
Centrally Cleared Interest Rate Swap Agreements	—	1,147,363	—
OTC Interest Rate Swap Agreements	—	469,541	—

Total	$382,445	$37,943,649	$199,978

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

A451

AST BOND PORTFOLIO 2024

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value
LONG-TERM INVESTMENTS — 82.0%

ASSET-BACKED SECURITIES — 9.6%

Automobiles — 2.4%
AmeriCredit Automobile Receivables Trust, Series 2016-2, Class A2B, 1 Month LIBOR + 0.700%	1.932%(c)	10/08/19	25	$24,836
Avis Budget Rental Car Funding AESOP LLC, Series 2013-1A, Class A, 144A	1.920%	09/20/19	200	199,956
Chesapeake Funding LLC, Series 2017-3A, Class A2, 1 Month LIBOR + 0.340%, 144A	1.574%(c)	08/15/29	100	100,117
Enterprise Fleet Financing LLC, Series 2017-1, Class A2, 144A	2.130%	07/20/22	200	200,547
Ford Credit Auto Owner Trust, Series 2016-2, Class A, 144A	2.030%	12/15/27	100	99,230
Ford Credit Auto Owner Trust, Series 2017-2, Class A, 144A^	2.360%	03/15/29	200	199,978
Hyundai Auto Lease Securitization Trust, Series 2016-B, Class A2B, 1 Month LIBOR + 0.420%, 144A	1.654%(c)	11/15/18	41	41,116
Nissan Auto Lease Trust, Series 2016-A, Class A2B, 1 Month LIBOR + 0.380%	1.614%(c)	08/15/18	33	32,557
OneMain Direct Auto Receivables Trust, Series 2017-1A, Class A, 144A	2.160%	10/15/20	100	99,889

				998,226

Collateralized Loan Obligations — 5.9%
ALM Ltd. (Cayman Islands), Series 2015-12A, Class A1R, 3 Month LIBOR + 1.050%, 144A	2.354%(c)	04/16/27	250	251,079
Atlas Senior Loan Fund Ltd. (Cayman Islands), Series 2017-8A, Class A, 3 Month LIBOR + 1.300%, 144A	2.607%(c)	01/16/30	250	251,043
Avery Point CLO Ltd. (Cayman Islands), Series 2014-5A, Class AR, 3 Month LIBOR + 0.980%, 144A	2.284%(c)	07/17/26	250	251,200
Benefit Street Partners CLO Ltd. (Cayman Islands), Series 2017-12A, Class A1, 3 Month LIBOR + 1.250%, 144A	2.575%(c)	10/15/30	250	250,000
ICG US CLO Ltd. (Cayman Islands), Series 2017-2A, Class A1, 3 Month LIBOR + 1.280%, 144A	2.597%(c)	10/23/29	250	251,936
Silvermore CLO Ltd. (Cayman Islands), Series 2014-1A, Class A1R, 3 Month LIBOR + 1.170%, 144A	2.485%(c)	05/15/26	250	250,174
Sound Point CLO Ltd. (Cayman Islands), Series 2017-3A, Class A1B, 3 Month LIBOR + 1.220%, 144A^	2.553%(c)	10/20/30	250	250,000
Telos CLO (Cayman Islands), Series 2013-3A, Class AR, 3 Month LIBOR + 1.300%, 144A	2.571%(c)	07/17/26	250	250,134
Voya CLO Ltd., 13-1A, Class A1AR, 3 Month LIBOR + 1.210%, 144A	2.569%(c)	10/15/30	250	250,000
Zais CLO Ltd. (Cayman Islands), Series 2017-2A, Class A, 3 Month LIBOR + 1.290%, 144A	2.600%(c)	04/15/30	250	251,145

				2,506,711

Credit Cards — 1.0%
American Express Credit Account Master Trust, Series 2014-1, Class B, 1 Month LIBOR + 0.500%	1.734%(c)	12/15/21	200	200,506

A452

AST BOND PORTFOLIO 2024 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)

Credit Cards (cont’d.)
American Express Credit Account Secured Note Trust, Series 2012-4, Class C, 1 Month LIBOR + 0.800%, 144A	2.034%(c)	05/15/20	100	$100,028
Citibank Credit Card Issuance Trust, Series 2017-A7, Class A7, 1 Month LIBOR + 0.370%	1.602%(c)	08/08/24	100	100,360

				400,894

Equipment — 0.2%
MMAF Equipment Finance LLC, Series 2017-AA, Class A4, 144A	2.410%	08/16/24	100	100,055

Student Loans — 0.1%
Navient Student Loan Trust, Series 2016-2A, Class A1, 1 Month LIBOR + 0.750%, 144A	1.987%(c)	06/25/65	34	33,692

TOTAL ASSET-BACKED SECURITIES (cost $4,031,002)				4,039,578

COMMERCIAL MORTGAGE-BACKED SECURITIES — 7.7%
Citigroup Commercial Mortgage Trust, Series 2015-GC29, Class A3	2.935%	04/10/48	40	39,883
Citigroup Commercial Mortgage Trust, Series 2015-P1, Class A4	3.462%	09/15/48	100	103,263
Citigroup Commercial Mortgage Trust, Series 2016-GC36, Class A4	3.349%	02/10/49	500	510,048
Commercial Mortgage Loan Trust, Series 2008-LS1, Class A1A	6.267%(cc)	12/10/49	21	20,942
Commercial Mortgage Trust, Series 2012-LC4, Class A4	3.288%	12/10/44	85	87,685
Commercial Mortgage Trust, Series 2014-LC15, Class A4	4.006%	04/10/47	40	42,575
Commercial Mortgage Trust, Series 2015-LC21, Class A1	1.606%	07/10/48	116	115,844
CSAIL Commercial Mortgage Trust, Series 2015-C2, Class A1	1.454%	06/15/57	80	80,043
FHLMC Multifamily Structured Pass-Through Certificates, Series K015, Class A2	3.230%	07/25/21	50	51,857
FHLMC Multifamily Structured Pass-Through Certificates, Series K054, Class A2	2.745%	01/25/26	120	120,293
FHLMC Multifamily Structured Pass-Through Certificates, Series K055, Class A2	2.673%	03/25/26	120	119,400
GS Mortgage Securities Trust, Series 2013-GC14, Class A3	3.526%	08/10/46	75	77,396
GS Mortgage Securities Trust, Series 2014-GC20, Class A3	3.680%	04/10/47	55	56,410
GS Mortgage Securities Trust, Series 2014-GC22, Class A3	3.516%	06/10/47	380	390,556
GS Mortgage Securities Trust, Series 2015-GC32, Class A3	3.498%	07/10/48	100	103,490
GS Mortgage Securities Trust, Series 2017-GS7, Class AAB	3.203%	08/10/50	100	101,933
JPMBB Commercial Mortgage Securities Trust, Series 2013-C17, Class A2	3.003%	01/15/47	110	111,154
JPMBB Commercial Mortgage Securities Trust, Series 2015-C28, Class A4	3.227%	10/15/48	250	253,764
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP7, Class AM	6.138%(cc)	04/17/45	1	844

A453

AST BOND PORTFOLIO 2024 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-C10, Class A4	2.875%	12/15/47	80	$81,011
Ladder Capital Commercial Mortgage Securities Trust, Series 2017-LC26, Class A2, 144A	3.128%	07/12/50	100	102,235
LB-UBS Commercial Mortgage Trust, Series 2007-C6, Class AM	6.114%(cc)	07/15/40	25	24,559
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C24, Class A3	3.479%	05/15/48	150	154,970
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C32, Class A3	3.459%	12/15/49	400	411,633
Wells Fargo Commercial Mortgage Trust, Series 2017-RB1, Class A2	2.749%	03/15/50	60	60,715

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $3,236,315)				3,222,503

CORPORATE BONDS — 9.7%

Banks — 4.2%
Bank of America Corp., Sr. Unsec’d. Notes, GMTN	3.300%	01/11/23	105	107,567
Bank of America Corp., Sub. Notes, MTN	4.200%	08/26/24	100	105,173
Barclays PLC (United Kingdom), Sr. Unsec’d. Notes	3.684%	01/10/23	200	205,115
Citigroup, Inc., Sub. Notes	3.875%	03/26/25	125	127,898
Credit Suisse Group Funding Guernsey Ltd. (Switzerland), Gtd. Notes	3.800%	06/09/23	250	258,788
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	5.750%	01/24/22	10	11,208
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes, GMTN.	5.375%	03/15/20	160	171,883
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes, MTN	3.850%	07/08/24	200	208,098
JPMorgan Chase & Co., Sr. Unsec’d. Notes	2.750%	06/23/20	160	163,019
JPMorgan Chase & Co., Sub. Notes	3.375%	05/01/23	150	153,125
Morgan Stanley, Sr. Unsec’d. Notes, GMTN	5.500%	07/28/21	75	83,193
Morgan Stanley, Sub. Notes, MTN	4.100%	05/22/23	150	156,844

				1,751,911

Biotechnology — 0.3%
Amgen, Inc., Sr. Unsec’d. Notes	4.100%	06/15/21	15	15,904
Celgene Corp., Sr. Unsec’d. Notes	3.625%	05/15/24	100	104,179

				120,083

Chemicals — 0.5%
Dow Chemical Co. (The), Sr. Unsec’d. Notes	4.250%	11/15/20	90	95,030
LYB International Finance BV, Gtd. Notes	4.000%	07/15/23	105	110,764

				205,794

Commercial Services — 0.1%
Western Union Co. (The), Sr. Unsec’d. Notes, 3 Month LIBOR + 0.800%	2.115%(c)	05/22/19	35	35,017

Computers — 0.3%
Apple, Inc., Sr. Unsec’d. Notes	1.800%	05/11/20	100	100,045
Hewlett Packard Enterprise Co., Sr. Unsec’d. Notes	2.450%	10/05/17	16	16,001

A454

AST BOND PORTFOLIO 2024 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Interest Rate		Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Computers (cont’d.)
Hewlett Packard Enterprise Co., Sr. Unsec’d. Notes	2.850%	10/05/18	10	$10,100

				126,146

Diversified Financial Services — 0.2%
Visa, Inc., Sr. Unsec’d. Notes	2.150%	09/15/22	105	104,714

Electric — 0.5%
Edison International, Sr. Unsec’d. Notes	2.400%	09/15/22	30	29,766
NextEra Energy Capital Holdings, Inc., Gtd. Notes	3.625%	06/15/23	180	186,446

				216,212

Foods — 0.2%
Tyson Foods, Inc., Gtd. Notes	3.950%	08/15/24	75	78,896

Healthcare-Services — 0.5%
Aetna, Inc., Sr. Unsec’d. Notes	2.750%	11/15/22	120	120,975
Laboratory Corp. of America Holdings, Sr. Unsec’d. Notes	3.250%	09/01/24	85	85,248

				206,223

Insurance — 0.2%
Liberty Mutual Group, Inc., Gtd. Notes, 144A	4.250%	06/15/23	60	64,086
Principal Financial Group, Inc., Gtd. Notes	3.300%	09/15/22	10	10,248

				74,334

Media — 0.1%
Discovery Communications LLC, Gtd. Notes	2.200%	09/20/19	60	60,199

Mining — 0.2%
Freeport-McMoRan, Inc., Gtd. Notes	2.375%	03/15/18	100	100,000

Miscellaneous Manufacturing — 0.5%
General Electric Co., Sr. Unsec’d. Notes, GMTN	3.100%	01/09/23	110	114,735
Ingersoll-Rand Luxembourg Finance SA, Gtd. Notes	3.550%	11/01/24	110	113,495

				228,230

Multi-National — 0.1%
Corp. Andina de Fomento (Supranational Bank), Sr. Unsec’d. Notes	2.125%	09/27/21	35	34,776

Oil & Gas — 0.6%
Devon Energy Corp., Sr. Unsec’d. Notes	4.000%	07/15/21	50	51,977
Sinopec Group Overseas Development 2017 Ltd. (China), Gtd. Notes, 144A	2.250%	09/13/20	200	199,438

				251,415

Pharmaceuticals — 0.6%
Allergan Funding SCS, Gtd. Notes	3.450%	03/15/22	125	129,614
Merck & Co., Inc., Sr. Unsec’d. Notes	2.800%	05/18/23	110	112,910

				242,524

Pipelines — 0.4%
Enterprise Products Operating LLC, Gtd. Notes	3.350%	03/15/23	150	153,856

A455

AST BOND PORTFOLIO 2024 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Pipelines (cont’d.)
Magellan Midstream Partners LP, Sr. Unsec’d. Notes	4.250%	02/01/21	10	$10,550

				164,406

Real Estate Investment Trusts (REITs) — 0.2%
Digital Realty Trust LP, Gtd. Notes	3.700%	08/15/27	100	100,939

TOTAL CORPORATE BONDS (cost $4,039,388)				4,101,819

U.S. GOVERNMENT AGENCY OBLIGATIONS — 4.0%
Federal Home Loan Banks	1.375%	05/28/19	500	499,208
Federal National Mortgage Assoc.	1.125%	10/19/18	15	14,953
Federal National Mortgage Assoc.	1.125%	12/14/18	35	34,878
Federal National Mortgage Assoc.	1.500%	11/30/20	150	148,995
Federal National Mortgage Assoc.	2.000%	01/05/22	1,000	1,002,541

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $1,711,010)				1,700,575

U.S. TREASURY OBLIGATIONS — 51.0%
U.S. Treasury Bonds	2.750%	08/15/47	100	97,829
U.S. Treasury Bonds	2.875%	08/15/45	145	145,623
U.S. Treasury Bonds	3.000%	05/15/47	55	56,594
U.S. Treasury Bonds	3.625%	08/15/43	60	68,855
U.S. Treasury Bonds	4.250%	11/15/40	20	25,095
U.S. Treasury Bonds	4.750%	02/15/41	25	33,585
U.S. Treasury Notes	1.625%	04/30/23	3,150	3,084,785
U.S. Treasury Notes	1.875%	04/30/22	313	312,719
U.S. Treasury Notes	1.875%	08/31/24	95	93,308
U.S. Treasury Notes	2.000%	11/30/22	2,700	2,704,746
U.S. Treasury Notes	2.000%	06/30/24	4,385	4,345,603
U.S. Treasury Notes(k)	2.125%	09/30/21	2,935	2,970,541
U.S. Treasury Notes	2.125%	12/31/22	1,000	1,007,266
U.S. Treasury Notes	2.125%	05/15/25	4,975	4,942,740
U.S. Treasury Notes	2.250%	11/15/25	1,535	1,534,940
U.S. Treasury Notes	2.250%	02/15/27	70	69,576

TOTAL U.S. TREASURY OBLIGATIONS (cost $21,519,939)				21,493,805

TOTAL LONG-TERM INVESTMENTS (cost $34,537,654)				34,558,280

			Shares
SHORT-TERM INVESTMENTS — 17.8%

AFFILIATED MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund(w) (cost $7,483,767)			7,483,767	$7,483,767

OPTIONS PURCHASED* — 0.0%				2,656

(cost $13,497)

A456

AST BOND PORTFOLIO 2024 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Value
TOTAL SHORT-TERM INVESTMENTS (cost $7,497,264)	$7,486,423

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN — 99.8% (cost $42,034,918)	42,044,703

OPTIONS WRITTEN* — (0.0)% (premiums received $6,660)	(1,937)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN — 99.8% (cost $42,028,258)	42,042,766
Other assets in excess of liabilities(z) — 0.2%	102,983

NET ASSETS — 100.0%	$42,145,749

See	the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.
*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
^	Indicates a Level 3 security. The aggregate value of Level 3 securities is $449,978 and 1.1% of net assets.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at September 30, 2017.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of September 30, 2017. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund and Prudential Institutional Money Market Fund.
(z)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end, with the exception of options which are included in net assets at market value:

Exchange Traded Options - Purchased:

Description	Call/ Put	Expiration Date	Strike Price	Contracts	Notional Amount (000)#	Value
5 Year U.S. Treasury Notes Futures	Call	11/24/17	$118.00	4	4	$937
10 Year U.S. Treasury Notes Futures	Call	10/27/17	$127.00	16	16	1,500
10 Year U.S. Treasury Notes Futures	Call	10/27/17	$131.00	8	8	—
5 Year U.S. Treasury Notes Futures	Put	11/24/17	$116.00	4	4	219

						$2,656

Exchange Traded Options - Written:

Description	Call/ Put	Expiration Date	Strike Price	Contracts	Notional Amount (000)#	Value
5 Year U.S. Treasury Notes Futures	Call	11/24/17	$119.00	4	4	$(281)
10 Year U.S. Treasury Notes Futures	Call	10/27/17	$129.00	24	24	(750)
5 Year U.S. Treasury Notes Futures	Put	11/24/17	$117.00	4	4	(906)

						$(1,937)

Futures contracts outstanding at September 30, 2017:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Current Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Long Positions:
8	2 Year U.S. Treasury Notes	Dec. 2017	$1,727,980	$1,725,625	$(2,355)
6	10 Year U.S. Treasury Notes	Dec. 2017	753,025	751,875	(1,150)
1	10 Year U.S. Ultra Treasury Notes	Dec. 2017	135,650	134,328	(1,322)

A457

AST BOND PORTFOLIO 2024 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Futures contracts outstanding at September 30, 2017 (continued):

Number of Contracts	Type	Expiration Date	Value at Trade Date	Current Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Long Positions (cont’d.):
6	30 Year U.S. Ultra Treasury Bonds	Dec. 2017	$ 1,008,690	$ 990,750	$(17,940)

					(22,767)

Short Positions:
133	5 Year U.S. Treasury Notes	Dec. 2017	15,734,032	15,627,500	106,532
11	20 Year U.S. Treasury Bonds	Dec. 2017	1,706,334	1,680,938	25,396

					131,928

					$109,161

Cash of $280,000 has been segregated with Citigroup Global Markets to cover requirements for open futures contracts at September 30, 2017.

Interest rate swap agreements outstanding at September 30, 2017:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at September 30, 2017	Unrealized Appreciation (Depreciation)
Centrally cleared swap agreements:
935	10/18/17	0.607%(T)	1 Day USOIS(1)(T)	$151	$2,323	$2,172
445	11/09/17	0.626%(T)	1 Day USOIS(1)(T)	151	1,223	1,072
1,505	06/30/19	1.486%(A)	1 Day USOIS(1)(A)	(572)	(203)	369
1,990	05/31/21	1.953%(S)	3 Month LIBOR(2)(Q)	128	14,563	14,435
1,365	08/31/21	2.015%(S)	3 Month LIBOR(2)(Q)	11,211	5,939	(5,272)
360	11/30/21	1.762%(S)	3 Month LIBOR(2)(Q)	—	(2,535)	(2,535)
305	07/17/22	— (3)(Q)	— (3)(Q)	14	22	8
60	08/15/23	1.459%(S)	3 Month LIBOR(1)(Q)	3,160	2,001	(1,159)
5,000	04/06/24	2.135%(S)	3 Month LIBOR(2)(Q)	—	46,731	46,731
1,500	05/15/24	1.956%(S)	3 Month LIBOR(2)(Q)	(5,778)	(13,786)	(8,008)
11,500	07/10/24	2.187%(S)	3 Month LIBOR(2)(Q)	69,110	74,822	5,712
9,500	06/10/25	2.467%(S)	3 Month LIBOR(2)(Q)	160	268,036	267,876
131	02/15/27	1.824%(A)	1 Day USOIS(1)(A)	1,615	1,320	(295)
800	07/10/27	2.354%(S)	3 Month LIBOR(2)(Q)	—	7,768	7,768
405	02/15/36	2.338%(S)	3 Month LIBOR(2)(Q)	(2,863)	(8,601)	(5,738)

				$76,487	$399,623	$323,136

Cash of $674,000 and a security with a market value of $526,297 have been segregated with Citigroup Global Markets to cover requirements for open centrally cleared swap contracts at September 30, 2017.

(1) The Portfolio pays the fixed rate and receives the floating rate.

(2) The Portfolio pays the floating rate and receives the fixed rate.

(3) Portfolio pays the floating rate of 3 Month LIBOR and receives the floating rate of 1 Day USOIS plus 28 bps.

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 -	unadjusted quoted prices generally in active markets for identical securities.

Level 2 -	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

A458

AST BOND PORTFOLIO 2024 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Level 3	-	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2017 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities
Automobiles	$—	$798,248	$199,978
Collateralized Loan Obligations	—	2,256,711	250,000
Credit Cards	—	400,894	—
Equipment	—	100,055	—
Student Loans	—	33,692	—
Commercial Mortgage-Backed Securities	—	3,222,503	—
Corporate Bonds	—	4,101,819	—
U.S. Government Agency Obligations	—	1,700,575	—
U.S. Treasury Obligations	—	21,493,805	—
Affiliated Mutual Fund	7,483,767	—	—
Options Purchased	2,656	—	—
Options Written	(1,937)	—	—
Other Financial Instruments*
Futures Contracts	109,161	—	—
Centrally Cleared Interest Rate Swap Agreements	—	323,136	—

Total	$7,593,647	$34,431,438	$449,978

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

The following is a reconciliation of assets in which unobservable inputs (Level 3) were used in determining fair value:

	Asset-Backed Securities Automobiles	Asset-Backed Securities Collateralized Loan Obligations
Balance as of 12/31/16	$—	$—
Realized gain (loss)	—	—
Change in unrealized appreciation (depreciation)**	—	—
Purchases/Exchanges/Issuances	199,978	250,000
Sales/Paydowns	—	—
Accrued discount/premium	—	—
Transfers into Level 3	—	—
Transfers out of Level 3	—	—

Balance as of 09/30/17	$199,978	$250,000

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

**	Of which, $0 was relating to securities held at the reporting period end.

Level 3 securities as presented in the table above are being fair valued using pricing methodologies approved by Board, which contain unobservable inputs as follows:

Level 3 Securities	Fair Value as of September 30, 2017	Valuation Methodology	Unobservable Inputs
Asset-Backed Securities
Automobiles	$199,978	Market approach	Single Broker Indicative Quote
Asset-Backed Securities
Collaterlized Loan
Obligations	250,000	Market approach	Single Broker Indicative Quote

	$449,978

A459

AST BOND PORTFOLIO 2025

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

LONG-TERM INVESTMENTS — 93.0%

ASSET-BACKED SECURITIES — 17.4%

Automobiles — 8.9%
ARI Fleet Lease Trust, Series 2015-A, Class A2, 144A	1.110%	11/15/18	60	$59,651
Ford Credit Auto Owner Trust, Series 2015-2, Class A, 144A	2.440%	01/15/27	500	504,801
GMF Floorplan Owner Revolving Trust, Series 2015-1, Class A2, 1 Month LIBOR + 0.500%, 144A	1.734%(c)	05/15/20	400	400,887
OneMain Direct Auto Receivables Trust, Series 2017-1A, Class A, 144A	2.160%	10/15/20	300	299,668

				1,265,007

Collateralized Loan Obligations — 3.6%
Burnham Park CLO Ltd. (Cayman Islands), Series 2016-1A, Class A, 3 Month LIBOR + 1.430%, 144A	2.737%(c)	10/20/29	250	254,013
Magnetite Ltd. (Cayman Islands), Series 2014-11A, Class A1R, 3 Month LIBOR + 1.120%, 144A	2.424%(c)	01/18/27	250	250,359

				504,372

Credit Cards — 2.8%
American Express Credit Account Secured Note Trust, Series 2012-4, Class C, 1 Month LIBOR + 0.800%, 144A	2.034%(c)	05/15/20	100	100,028
Synchrony Credit Card Master Note Trust, Series 2014-1, Class A	1.610%	11/15/20	300	300,075

				400,103

Student Loans — 2.1%
Navient Student Loan Trust, Series 2016-2A, Class A1, 1 Month LIBOR + 0.750%, 144A	1.987%(c)	06/25/65	302	303,225

TOTAL ASSET-BACKED SECURITIES (cost $2,461,524)				2,472,707

COMMERCIAL MORTGAGE-BACKED SECURITIES — 15.2%
Citigroup Commercial Mortgage Trust, Series 2014-GC19, Class A2	2.790%	03/10/47	100	101,082
Commercial Mortgage Pass-Through Certificates, Series 2012-CR3, Class A2	1.765%	10/15/45	27	27,213
Commercial Mortgage Trust, Series 2012-CR4, Class A2	1.801%	10/15/45	34	34,445
Commercial Mortgage Trust, Series 2014-CR19, Class A4	3.532%	08/10/47	110	113,977
Commercial Mortgage Trust, Series 2014-LC15, Class A4	4.006%	04/10/47	110	117,080
Commercial Mortgage Trust, Series 2014-LC17, Class A5	3.917%	10/10/47	500	529,943
Commercial Mortgage Trust, Series 2014-UBS2, Class A2	2.820%	03/10/47	150	151,873
Commercial Mortgage Trust, Series 2014-UBS4, Class A2	2.963%	08/10/47	80	81,228
GS Mortgage Securities Trust, Series 2014-GC18, Class A2	2.924%	01/10/47	143	144,392

A460

AST BOND PORTFOLIO 2025 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
GS Mortgage Securities Trust, Series 2014-GC20, Class A4	3.721%	04/10/47	20	$20,953
GS Mortgage Securities Trust, Series 2014-GC22, Class A3	3.516%	06/10/47	74	76,056
JPMBB Commercial Mortgage Securities Trust, Series 2013-C12, Class A4	3.363%	07/15/45	25	25,862
JPMBB Commercial Mortgage Securities Trust, Series 2014-C19, Class A3	3.669%	04/15/47	90	93,222
JPMBB Commercial Mortgage Securities Trust, Series 2014-C21, Class A4	3.493%	08/15/47	150	155,442
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-C10, Class A4	2.875%	12/15/47	74	74,935
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C8, Class A2	1.689%	12/15/48	30	30,205
Wells Fargo Commercial Mortgage Trust, Series 2013-LC12, Class A3FL, 1 Month LIBOR + 1.050%, 144A	2.278%(c)	07/15/46	325	328,922
WFRBS Commercial Mortgage Trust, Series 2014-LC14, Class A2	2.862%	03/15/47	50	50,563

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $2,165,328)				2,157,393

CORPORATE BONDS — 14.2%

Banks — 6.0%
Agence Francaise de Developpement (France), Sr. Unsec’d. Notes, EMTN	2.000%	03/18/19	150	150,434
Bank of America Corp., Sr. Unsec’d. Notes, MTN .	4.125%	01/22/24	40	42,554
Bank of America Corp., Sub. Notes, MTN	4.000%	01/22/25	65	67,261
Citigroup, Inc., Sub. Notes	4.400%	06/10/25	75	78,956
Development Bank of Japan, Inc. (Japan), Gov’t. Gtd. Notes, MTN, 144A	1.000%	01/22/18	200	199,547
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	3.500%	01/23/25	80	81,164
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	5.750%	01/24/22	25	28,020
JPMorgan Chase & Co., Sr. Unsec’d. Notes	3.625%	05/13/24	50	52,145
JPMorgan Chase & Co., Sub. Notes	3.875%	09/10/24	50	52,063
Morgan Stanley, Sr. Unsec’d. Notes, GMTN	3.750%	02/25/23	20	20,884
Morgan Stanley, Sr. Unsec’d. Notes, MTN	3.875%	04/29/24	45	47,093
Morgan Stanley, Sub. Notes, GMTN	4.350%	09/08/26	35	36,642

				856,763

Chemicals — 0.8%
LYB International Finance BV, Gtd. Notes	4.000%	07/15/23	105	110,764

Computers — 1.1%
Hewlett Packard Enterprise Co., Sr. Unsec’d. Notes	2.850%	10/05/18	150	151,500

Electric — 0.9%
Pacific Gas & Electric Co., Sr. Unsec’d. Notes	3.400%	08/15/24	125	129,422

Forest Products & Paper — 0.4%
International Paper Co., Sr. Unsec’d. Notes	3.000%	02/15/27	55	53,429

A461

AST BOND PORTFOLIO 2025 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Insurance — 0.8%
American International Group, Inc., Sr. Unsec’d. Notes	3.750%	07/10/25	85	$87,780
Liberty Mutual Group, Inc., Gtd. Notes, 144A	4.250%	06/15/23	25	26,703

				114,483

Media — 0.5%
Charter Communications Operating LLC/Charter Communications Operating Capital, Sr. Sec’d. Notes	4.464%	07/23/22	70	74,062

Mining — 0.2%
Freeport-McMoRan, Inc., Gtd. Notes	2.375%	03/15/18	25	24,999

Multi-National — 0.6%
Corp. Andina de Fomento (Supranational Bank), Sr. Unsec’d. Notes	2.000%	05/10/19	80	79,947

Pharmaceuticals — 1.6%
AbbVie, Inc., Sr. Unsec’d. Notes	3.600%	05/14/25	75	77,758
Allergan Funding SCS, Gtd. Notes	3.450%	03/15/22	140	145,168

				222,926

Retail — 0.4%
CVS Health Corp., Sr. Unsec’d. Notes	3.375%	08/12/24	60	61,307

Software — 0.5%
Oracle Corp., Sr. Unsec’d. Notes	3.400%	07/08/24	75	78,107

Telecommunications — 0.4%
AT&T, Inc., Sr. Unsec’d. Notes	3.400%	05/15/25	65	64,116

TOTAL CORPORATE BONDS
(cost $1,970,514)				2,021,825

SOVEREIGN BOND — 1.4%
Caisse d’Amortissement de la Dette Sociale (France), Sr. Unsec’d. Notes, MTN, 144A (cost $199,446)	1.250%	03/12/18	200	199,763

U.S. GOVERNMENT AGENCY OBLIGATIONS — 12.8%
Federal Home Loan Mortgage Corp.	1.375%	04/20/20	20	19,873
Federal National Mortgage Assoc.(k)	1.500%	11/30/20	1,820	1,807,801

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(cost $1,838,204)				1,827,674

U.S. TREASURY OBLIGATIONS — 32.0%
U.S. Treasury Bonds	2.875%	05/15/43	105	105,837
U.S. Treasury Bonds	2.875%	08/15/45	5	5,021
U.S. Treasury Bonds	3.000%	05/15/45	25	25,742
U.S. Treasury Bonds	4.250%	11/15/40	15	18,821
U.S. Treasury Notes	1.625%	08/31/22	75	73,969
U.S. Treasury Notes	1.750%	06/30/22	280	277,955
U.S. Treasury Notes	1.875%	04/30/22	297	296,733
U.S. Treasury Notes	1.875%	08/31/24	35	34,377
U.S. Treasury Notes	2.000%	06/30/24	825	817,588
U.S. Treasury Notes	2.125%	09/30/21	365	369,420
U.S. Treasury Notes	2.125%	05/15/25	1,030	1,023,321

A462

AST BOND PORTFOLIO 2025 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. TREASURY OBLIGATIONS (Continued)
U.S. Treasury Notes	2.250%	02/15/27	55	$54,667
U.S. Treasury Notes	2.250%	08/15/27	375	372,451
U.S. Treasury Strips Coupon	2.783%(s)	08/15/29	500	370,784
U.S. Treasury Strips Coupon	2.878%(s)	05/15/31	500	350,124
U.S. Treasury Strips Coupon(k)	3.103%(s)	11/15/34	550	344,442

TOTAL U.S. TREASURY OBLIGATIONS (cost $ 4,519,744)				4,541,252

TOTAL LONG-TERM INVESTMENTS (cost $ 13,154,760)				13,220,614

			Shares
SHORT-TERM INVESTMENTS — 6.9%

AFFILIATED MUTUAL FUNDS — 6.9%
Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund(w)			973,090	973,090
Prudential Investment Portfolios 2 - Prudential Institutional Money Market Fund(w)			9	9

TOTAL AFFILIATED MUTUAL FUNDS (cost $ 973,099)				973,099

OPTIONS PURCHASED* — 0.0% (cost $ 12,503)				1,789

TOTAL SHORT-TERM INVESTMENTS (cost $985,602)				974,888

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN — 99.9% (cost $14,140,362)				14,195,502

OPTIONS WRITTEN* — (0.0)%
(premiums received $5,850)				(1,047)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN — 99.9% (cost $ 14,134,512)				14,194,455
Other assets in excess of liabilities(z) — 0.1%				12,203

NET ASSETS — 100.0%				$14,206,658

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at September 30, 2017.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund and Prudential Institutional Money Market Fund.
(z)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end, with the exception of options which are included in net assets at market value:

A463

AST BOND PORTFOLIO 2025 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Exchange Traded Options - Purchased:

Description	Call/ Put	Expiration Date	Strike Price	Contracts	Notional Amount (000)#	Value
5 Year U.S. Treasury Notes Futures	Call	11/24/17	$118.00	1	1	$234
10 Year U.S. Treasury Notes Futures	Call	10/27/17	$127.00	16	16	1,500
10 Year U.S. Treasury Notes Futures	Call	10/27/17	$131.00	8	8	—
5 Year U.S. Treasury Notes Futures	Put	11/24/17	$116.00	1	1	55

						$1,789

Exchange Traded Options - Written:

Description	Call/ Put	Expiration Date	Strike Price	Contracts	Notional Amount (000)#	Value
5 Year U.S. Treasury Notes Futures	Call	11/24/17	$119.00	1	1	$(70)
10 Year U.S. Treasury Notes Futures	Call	10/27/17	$129.00	24	24	(750)
5 Year U.S. Treasury Notes Futures	Put	11/24/17	$117.00	1	1	(227)

						$(1,047)

Futures contracts outstanding at September 30, 2017:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Position:
1	10 Year U.S. Ultra Treasury Notes	Dec. 2017	$135,650	$134,328	$(1,322)

Short Positions:
9	2 Year U.S. Treasury Notes	Dec. 2017	1,946,804	1,941,328	5,476
4	5 Year U.S. Treasury Notes	Dec. 2017	470,463	470,000	463
18	10 Year U.S. Treasury Notes	Dec. 2017	2,273,987	2,255,625	18,362
9	20 Year U.S. Treasury Bonds	Dec. 2017	1,395,423	1,375,312	20,111
3	30 Year U.S. Ultra Treasury Bonds	Dec. 2017	502,706	495,375	7,331

					51,743

					$50,421

A security with a market value of $387,386 has been segregated with Citigroup Global Markets to cover requirements for open futures contracts at September 30, 2017.

Interest rate swap agreements outstanding at September 30, 2017:

Notional Amount (000)#	Termination Date	Fixed Rate		Floating Rate	Value at Trade Date	Value at September 30, 2017	Unrealized Appreciation (Depreciation)
Centrally cleared swap agreements:
860	06/30/19	1.486%	(A)	1 Day USOIS(1)(A)	$(311)	$(116)	$195
3,000	06/12/22	2.242%	(S)	3 Month LIBOR(1)(Q)	31	(54,214)	(54,245)
195	07/17/22	— (3)	(Q)	— (3)(Q)	9	14	5
1,015	02/15/24	2.167%	(S)	3 Month LIBOR(1)(Q)	(9,301)	(5,628)	3,673
710	02/15/24	2.183%	(S)	3 Month LIBOR(1)(Q)	(648)	(4,658)	(4,010)
865	05/15/24	1.956%	(S)	3 Month LIBOR(1)(Q)	2,813	7,950	5,137
2,500	06/16/24	1.920%	(S)	3 Month LIBOR(1)(Q)	—	17,451	17,451
17,180	12/31/25	0.000%	(T)	3 Month LIBOR(2)(T)	287	(720,985)	(721,272)
131	02/15/27	1.824%	(A)	1 Day USOIS(1)(A)	1,615	1,320	(295)

A464

AST BOND PORTFOLIO 2025 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at September 30, 2017	Unrealized Appreciation (Depreciation)
Centrally cleared swap agreements (cont’d.):
405	02/15/36	2.338%(S)	3 Month	$ (2,863)	$ (8,601)	$ (5,738)
			LIBOR(2)(Q)

				$ (8,368)	$(767,467)	$(759,099)

Securities with a combined market value of $1,038,214 have been segregated with Citigroup Global Markets to cover requirements for open centrally cleared swap contracts at September 30, 2017.

(1) The Portfolio pays the fixed rate and receives the floating rate.

(2) The Portfolio pays the floating rate and receives the fixed rate.

(3) The Portfolio pays the floating rate of 3 Month LIBOR and receives the floating rate of 1 Day USOIS plus 28 bps.

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2017 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities
Automobiles	$—	$1,265,007	$—
Collateralized Loan Obligations	—	504,372	—
Credit Cards	—	400,103	—
Student Loans	—	303,225	—
Commercial Mortgage-Backed Securities	—	2,157,393	—
Corporate Bonds	—	2,021,825	—
Sovereign Bond	—	199,763	—
U.S. Government Agency Obligations	—	1,827,674	—
U.S. Treasury Obligations	—	4,541,252	—
Affiliated Mutual Funds	973,099	—	—
Options Purchased	1,789	—	—
Options Written	(1,047)	—	—
Other Financial Instruments*
Futures Contracts	50,421	—	—
Centrally Cleared Interest Rate Swap Agreements	—	(759,099)	—

Total	$1,024,262	$12,461,515	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

A465

AST BOND PORTFOLIO 2026

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

LONG-TERM INVESTMENTS — 97.8%

ASSET-BACKED SECURITIES — 17.2%

Automobiles — 8.0%
AmeriCredit Automobile Receivables Trust, Series 2016-3, Class A2B, 1 Month LIBOR + 0.560%	1.792%	(c)	11/08/19	165	$164,663
AmeriCredit Automobile Receivables Trust, Series 2016-4, Class C	2.410%		07/08/22	200	199,890
Avis Budget Rental Car Funding AESOP LLC, Series 2012-3A, Class A, 144A	2.100%		03/20/19	1,200	1,201,191
Avis Budget Rental Car Funding AESOP LLC, Series 2015-2A, Class A, 144A	2.630%		12/20/21	300	300,042
Avis Budget Rental Car Funding AESOP LLC, Series 2016-1A, Class A, 144A	2.990%		06/20/22	300	302,659
Bank of The West Auto Trust, Series 2015-1, Class A3, 144A	1.310%		10/15/19	323	322,358
CarMax Auto Owner Trust, Series 2016-3, Class A2	1.170%		08/15/19	809	808,276
Enterprise Fleet Financing LLC, Series 2015-2, Class A2, 144A	1.590%		02/22/21	102	101,756
Enterprise Fleet Financing LLC, Series 2016-1, Class A2, 144A	1.830%		09/20/21	180	180,019
Enterprise Fleet Financing LLC, Series 2016-2, Class A2, 144A	1.740%		02/22/22	578	577,212
Enterprise Fleet Financing LLC, Series 2017-1, Class A2, 144A	2.130%		07/20/22	900	902,460
Ford Credit Auto Owner Trust, Series 2015-2, Class A, 144A	2.440%		01/15/27	700	706,722
Ford Credit Auto Owner Trust, Series 2016-2, Class A, 144A	2.030%		12/15/27	2,200	2,183,062
Ford Credit Floorplan Master Owner Trust, Series 2015-4, Class A2, 1 Month LIBOR + 0.600%	1.834%	(c)	08/15/20	1,000	1,003,852
Ford Credit Floorplan Master Owner Trust, Series 2016-4, Class A, 1 Month LIBOR + 0.530%	1.764%	(c)	07/15/20	600	601,607
Ford Credit Floorplan Master Owner Trust, Series 2016-5, Class A2, 1 Month LIBOR + 0.460%	1.694%	(c)	11/15/21	900	903,045
GMF Floorplan Owner Revolving Trust, Series 2015-1, Class A2, 1 Month LIBOR + 0.500%, 144A	1.734%	(c)	05/15/20	300	300,665
GMF Floorplan Owner Revolving Trust, Series 2016-1, Class A2, 1 Month LIBOR + 0.850%, 144A	2.084%	(c)	05/17/21	400	403,880
GMF Floorplan Owner Revolving Trust, Series 2017-1, Class A2, 1 Month LIBOR + 0.570%, 144A	1.804%	(c)	01/18/22	1,500	1,508,550
Hertz Vehicle Financing LLC, Series 2016-1A, Class A, 144A	2.320%		03/25/20	500	499,445
Hyundai Auto Lease Securitization Trust, Series 2016-B, Class A2B, 1 Month LIBOR + 0.420%, 144A	1.654%	(c)	11/15/18	247	246,698
Hyundai Auto Lease Securitization Trust, Series 2017-A, Class A2B, 1 Month LIBOR + 0.300%, 144A	1.534%	(c)	07/15/19	685	685,433
Nissan Auto Lease Trust, Series 2016-A, Class A2B, 1 Month LIBOR + 0.380%	1.614%	(c)	08/15/18	195	195,340

A466

AST BOND PORTFOLIO 2026 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (Continued)

Automobiles (cont’d.)
OneMain Direct Auto Receivables Trust, Series 2017-1A, Class A, 144A	2.160%		10/15/20	3,100	$3,096,568
SunTrust Auto Receivables Trust, Series 2015-1A, Class A3, 144A	1.420%		09/16/19	338	337,609
World Omni Auto Receivables Trust, Series 2014-A, Class A3	0.940%		04/15/19	5	5,363

					17,738,365

Collateralized Loan Obligations — 2.2%
ALM XII Ltd. (Cayman Islands), Series 2015-12A, Class A1R, 3 Month LIBOR + 1.050%, 144A	2.354	%(c)	04/16/27	250	251,079
Ballyrock CLO LLC (Cayman Islands), Series 2013-1A, Class A, 3 Month LIBOR + 1.180%, 144A	2.496	%(c)	05/20/25	485	486,318
Benefit Street Partners CLO Ltd. (Cayman Islands), Series 2017-11A, Class X, 3 Month LIBOR + 1.000%, 144A	1.883	%(c)	04/15/29	250	249,987
Burnham Park CLO Ltd. (Cayman Islands), Series 2016-1A, Class A, 3 Month LIBOR + 1.430%, 144A	2.737	%(c)	10/20/29	250	254,013
Carlyle Global Market Strategies CLO Ltd. (Cayman Islands), Series 2014-2A, Class AR, 3 Month LIBOR + 1.250%, 144A	2.565	%(c)	05/15/25	750	753,888
KVK CLO Ltd. (Cayman Islands), Series 2014-2A, Class AR, 3 Month LIBOR + 1.180%, 144A	2.484	%(c)	07/15/26	1,600	1,603,845
Magnetite Ltd. (Cayman Islands), Series 2014-11A, Class A1R, 3 Month LIBOR + 1.120%, 144A	2.424	%(c)	01/18/27	250	250,359
THL Credit Wind River CLO Ltd. (Cayman Islands), Series 2014-1A, Class AR, 3 Month LIBOR + 1.180%, 144A	2.484	%(c)	04/18/26	250	250,307
Voya CLO Ltd. (Cayman Islands), Series 2014-1A, Class A1R, 3 Month LIBOR + 1.330%, 144A	2.634	%(c)	04/18/26	750	750,810

					4,850,606

Credit Cards — 6.3%
American Express Credit Account Master Trust, Series 2013-2, Class B, 1 Month LIBOR + 0.700%	1.934	%(c)	05/17/21	800	803,616
American Express Credit Account Master Trust, Series 2014-1, Class B, 1 Month LIBOR + 0.500%	1.734	%(c)	12/15/21	175	175,442
American Express Credit Account Master Trust, Series 2017-2, Class A, 1 Month LIBOR + 0.450%	1.686	%(c)	09/16/24	1,500	1,511,585
American Express Credit Account Secured Note Trust, Series 2012-4, Class C, 1 Month LIBOR + 0.800%, 144A	2.034	%(c)	05/15/20	1,000	1,000,280
BA Credit Card Trust, Series 2015-A1, Class A, 1 Month LIBOR + 0.330%	1.564	%(c)	06/15/20	50	50,044
BA Credit Card Trust, Series 2016-A1, Class A, 1 Month LIBOR + 0.390%	1.624	%(c)	10/15/21	1,000	1,004,293
Chase Issuance Trust, Series 2013-A3, Class A3, 1 Month LIBOR + 0.280%	1.514	%(c)	04/15/20	200	200,259
Chase Issuance Trust, Series 2015-A1, Class A1, 1 Month LIBOR + 0.320%	1.554	%(c)	02/18/20	100	100,109

A467

AST BOND PORTFOLIO 2026 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (Continued)

Credit Cards (cont’d.)
Chase Issuance Trust, Series 2016-A1, Class A, 1 Month LIBOR + 0.410%	1.644	%(c)	05/17/21	1,100	$1,105,710
Chase Issuance Trust, Series 2016-A3, Class A3, 1 Month LIBOR + 0.550%	1.784	%(c)	06/15/23	700	708,247
Chase Issuance Trust, Series 2017-A1, Class A, 1 Month LIBOR + 0.300%	1.534	%(c)	01/18/22	1,600	1,606,067
Citibank Credit Card Issuance Trust, Series 2016-A2, Class A2	2.190%		11/20/23	1,500	1,502,290
Citibank Credit Card Issuance Trust, Series 2016-A3, Class A3, 1 Month LIBOR + 0.490%	1.721	%(c)	12/07/23	1,200	1,210,391
Citibank Credit Card Issuance Trust, Series 2017-A5, Class A5, 1 Month LIBOR + 0.620%	1.856	%(c)	04/22/26	600	606,261
Discover Card Execution Note Trust, Series 2015-A2, Class A	1.900%		10/17/22	200	200,002
Discover Card Execution Note Trust, Series 2017-A1, Class A1, 1 Month LIBOR + 0.490%	1.724	%(c)	07/15/24	1,000	1,010,558
MBNA Credit Card Master Note Trust, Series 2004-A3, Class A3, 1 Month LIBOR + 0.260%	1.494	%(c)	08/16/21	1,300	1,302,305

					14,097,459

Student Loans — 0.7%
Navient Student Loan Trust, Series 2016-2A, Class A1, 1 Month LIBOR + 0.750%, 144A	1.987	%(c)	06/25/65	730	732,794
Navient Student Loan Trust, Series 2016-6A, Class A1, 1 Month LIBOR + 0.480%, 144A	1.717	%(c)	03/25/66	167	167,015
Navient Student Loan Trust, Series 2017-1A, Class A1, 1 Month LIBOR + 0.400%, 144A	1.637	%(c)	07/26/66	652	653,234

					1,553,043

TOTAL ASSET-BACKED SECURITIES (cost $38,124,685)					38,239,473

COMMERCIAL MORTGAGE-BACKED SECURITIES — 14.1%
Banc of America Commercial Mortgage Trust, Series 2008-1, Class A1A	6.465	%(cc)	02/10/51	1,305	1,307,394
CFCRE Commercial Mortgage Trust, Series 2016-C6, Class A2	2.950%		11/10/49	1,800	1,769,578
Commercial Mortgage Loan Trust, Series 2008-LS1, Class A1A	6.267	%(cc)	12/10/49	323	323,111
Commercial Mortgage Trust, Series 2013-LC13, Class A2	3.009%		08/10/46	400	404,223
Commercial Mortgage Trust, Series 2013-LC13, Class A3	3.689%		08/10/46	530	543,431
Commercial Mortgage Trust, Series 2014-CR18, Class A3	3.528%		07/15/47	400	414,941
Commercial Mortgage Trust, Series 2014-LC17, Class A5	3.917%		10/10/47	206	218,336
Commercial Mortgage Trust, Series 2014-UBS3, Class A2	2.844%		06/10/47	300	304,075
Commercial Mortgage Trust, Series 2014-UBS5, Class A4	3.838%		09/10/47	215	226,374
Commercial Mortgage Trust, Series 2015-CR22, Class A3	3.207%		03/10/48	100	103,012

A468

AST BOND PORTFOLIO 2026 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
Commercial Mortgage Trust, Series 2015-CR26, Class A3	3.359%		10/10/48	600	$613,622
Commercial Mortgage Trust, Series 2015-LC21, Class A1	1.606%		07/10/48	1,970	1,966,137
Commercial Mortgage Trust, Series 2015-LC21, Class A3	3.445%		07/10/48	600	617,958
FHLMC Multifamily Structured Pass-Through Certificates, Series K036, Class A2	3.527	%(cc)	10/25/23	180	190,721
FHLMC Multifamily Structured Pass-Through Certificates, Series K054, Class A2	2.745%		01/25/26	1,500	1,503,665
FHLMC Multifamily Structured Pass-Through Certificates, Series K055, Class A2	2.673%		03/25/26	1,500	1,492,497
GS Mortgage Securities Trust, Series 2014-GC18, Class A2	2.924%		01/10/47	54	54,147
GS Mortgage Securities Trust, Series 2015-GC32, Class A3	3.498%		07/10/48	600	620,943
JPMBB Commercial Mortgage Securities Trust, Series 2013-C17, Class A2	3.003%		01/15/47	882	889,231
JPMBB Commercial Mortgage Securities Trust, Series 2014-C19, Class A3	3.669%		04/15/47	60	62,148
JPMBB Commercial Mortgage Securities Trust, Series 2014-C22, Class A1	1.451%		09/15/47	584	582,454
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP7, Class AM	6.138	%(cc)	04/17/45	5	5,067
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2011-C3, Class A3, 144A	4.388%		02/15/46	1,072	1,081,795
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2016-WIKI, Class A, 144A	2.798%		10/05/31	950	961,625
Ladder Capital Commercial Mortgage Securities Trust, Series 2017-LC26, Class A2, 144A	3.128%		07/12/50	1,250	1,277,942
LB-UBS Commercial Mortgage Trust, Series 2007-C6, Class AM	6.114	%(cc)	07/15/40	192	191,867
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C19, Class A2	3.101%		12/15/47	150	153,293
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C23, Class A3	3.451%		07/15/50	800	822,285
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C26, Class A3	3.211%		10/15/48	315	319,602
Morgan Stanley Capital I Trust, Series 2015-MS1, Class A2	3.261%		05/15/48	600	621,945
Morgan Stanley Capital I Trust, Series 2016-BNK2, Class A3	2.791%		11/15/49	2,600	2,539,393
Morgan Stanley Capital I Trust, Series 2016-UB12, Class A3	3.337%		12/15/49	1,600	1,632,594
UBS-Barclays Commercial Mortgage Trust, Series 2013-C5, Class A1	0.779%		03/10/46	7	6,849
Wells Fargo Commercial Mortgage Trust, Series 2013-LC12, Class A3FL, 1 Month LIBOR + 1.050%, 144A	2.278	%(c)	07/15/46	3,000	3,036,201
Wells Fargo Commercial Mortgage Trust, Series 2015-C29, Class A2	2.552%		06/15/48	800	807,574
Wells Fargo Commercial Mortgage Trust, Series 2015-C29, Class A3	3.368%		06/15/48	500	512,185
Wells Fargo Commercial Mortgage Trust, Series 2015-LC20, Class A3	3.086%		04/15/50	100	102,515

A469

AST BOND PORTFOLIO 2026 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
Wells Fargo Commercial Mortgage Trust, Series 2016-LC25, Class A3	3.374%	12/15/59	1,600	$1,632,626
Wells Fargo Commercial Mortgage Trust, Series 2017-RB1, Class A2	2.749%	03/15/50	1,400	1,416,685

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $31,671,206)				31,330,041

CORPORATE BONDS — 13.7%

Agriculture — 0.1%
BAT International Finance PLC (United Kingdom), Gtd. Notes, 144A	3.500%	06/15/22	275	283,947

Auto Manufacturers — 0.6%
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	4.134%	08/04/25	680	698,533
General Motors Financial Co., Inc., Gtd. Notes	4.300%	07/13/25	710	733,066

				1,431,599

Banks — 5.7%
Agence Francaise de Developpement (France), Sr. Unsec’d. Notes, EMTN	2.000%	03/18/19	1,450	1,454,195
Bank Nederlandse Gemeenten NV (Netherlands), Unsec’d. Notes, MTN, 144A	1.750%	10/05/20	200	199,245
Bank of America Corp., Sr. Unsec’d. Notes, MTN	3.248%	10/21/27	490	480,182
Bank of America Corp., Sr. Unsec’d. Notes, MTN	4.125%	01/22/24	585	622,361
Bank of America Corp., Sub. Notes, MTN	4.450%	03/03/26	595	629,055
Citigroup, Inc., Sr. Unsec’d. Notes	3.400%	05/01/26	925	926,998
Citigroup, Inc., Sub. Notes	3.875%	03/26/25	250	255,796
Citigroup, Inc., Sub. Notes	4.400%	06/10/25	385	405,309
Development Bank of Japan, Inc. (Japan), Gov’t. Gtd. Notes, MTN, 144A	1.000%	01/22/18	1,200	1,197,281
Dexia Credit Local SA (France), Gov’t. Liquid Gtd. Notes, EMTN	2.250%	01/30/19	500	502,352
Dexia Credit Local SA (France), Gov’t. Liquid Gtd. Notes, MTN, 144A	2.250%	01/30/19	500	502,352
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	3.500%	01/23/25	875	887,731
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	3.500%	11/16/26	280	280,759
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	3.750%	05/22/25	835	858,494
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes, MTN	3.850%	07/08/24	55	57,227
JPMorgan Chase & Co., Sr. Unsec’d. Notes	2.950%	10/01/26	390	381,694
JPMorgan Chase & Co., Sr. Unsec’d. Notes	3.125%	01/23/25	580	584,250
JPMorgan Chase & Co., Sr. Unsec’d. Notes	3.540%	05/01/28	285	287,597
JPMorgan Chase & Co., Sub. Notes	4.250%	10/01/27	550	580,017
Morgan Stanley, Sr. Unsec’d. Notes, MTN	3.125%	07/27/26	870	853,354
Morgan Stanley, Sub. Notes, GMTN	4.350%	09/08/26	720	753,774

				12,700,023

Biotechnology — 0.3%
Amgen, Inc., Sr. Unsec’d. Notes	2.600%	08/19/26	275	261,191
Celgene Corp., Sr. Unsec’d. Notes	3.550%	08/15/22	495	517,404

				778,595

A470

AST BOND PORTFOLIO 2026 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Commercial Services — 0.2%
Equifax, Inc., Sr. Unsec’d. Notes	3.250%	06/01/26	450	$424,595

Computers — 0.7%
Apple, Inc., Sr. Unsec’d. Notes	3.000%	02/09/24	100	102,475
Apple, Inc., Sr. Unsec’d. Notes	3.200%	05/13/25	1,250	1,283,525
Hewlett Packard Enterprise Co., Sr. Unsec’d. Notes	2.450%	10/05/17	129	129,006
Hewlett Packard Enterprise Co., Sr. Unsec’d. Notes	2.850%	10/05/18	75	75,750

				1,590,756

Electric — 1.1%
CenterPoint Energy Houston Electric LLC, General Ref. Mortgage	2.400%	09/01/26	240	229,758
Dominion Energy, Inc., Sr. Unsec’d. Notes	2.850%	08/15/26	60	57,758
Duke Energy Carolinas LLC, First Ref. Mortgage	2.950%	12/01/26	810	806,286
Duke Energy Corp., Sr. Unsec’d. Notes	2.650%	09/01/26	150	143,447
Pacific Gas & Electric Co., Sr. Unsec’d. Notes	3.500%	06/15/25	60	61,925
PacifiCorp, First Mortgage	3.350%	07/01/25	160	163,805
Southern Power Co., Sr. Unsec’d. Notes	1.950%	12/15/19	460	459,053
Virginia Electric & Power Co., Sr. Unsec’d. Notes	2.950%	11/15/26	495	491,930

				2,413,962

Forest Products & Paper — 0.1%
International Paper Co., Sr. Unsec’d. Notes (original cost $108,197; purchased 03/27/17)(f)	3.000%	02/15/27	115	111,715

Healthcare-Products — 0.2%
Becton Dickinson & Co., Sr. Unsec’d. Notes	3.734%	12/15/24	47	48,008
Medtronic, Inc., Gtd. Notes	3.500%	03/15/25	400	417,164

				465,172

Insurance — 0.4%
American International Group, Inc., Sr. Unsec’d. Notes	3.750%	07/10/25	915	944,927

Media — 0.4%
Charter Communications Operating LLC/Charter Communications Operating Capital, Sr. Sec’d. Notes	4.464%	07/23/22	455	481,401
Comcast Corp., Gtd. Notes	2.350%	01/15/27	120	112,005
Comcast Corp., Gtd. Notes	3.375%	02/15/25	300	308,572

				901,978

Mining — 0.2%
Freeport-McMoRan, Inc., Gtd. Notes	2.375%	03/15/18	550	549,999

Multi-National — 0.7%
Corp. Andina de Fomento (Supranational Bank), Sr. Unsec’d. Notes	2.000%	05/10/19	920	919,396
Corp. Andina de Fomento (Supranational Bank), Sr. Unsec’d. Notes	2.125%	09/27/21	560	556,415

				1,475,811

Oil & Gas — 0.7%
Apache Corp., Sr. Unsec’d. Notes	3.250%	04/15/22	650	659,298

A471

AST BOND PORTFOLIO 2026 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Oil & Gas (cont’d.)
Husky Energy, Inc. (Canada), Sr. Unsec’d. Notes	6.150%	06/15/19	600	$639,765
Noble Energy, Inc., Sr. Unsec’d. Notes	4.150%	12/15/21	350	368,702

				1,667,765

Pharmaceuticals — 1.0%
AbbVie, Inc., Sr. Unsec’d. Notes	2.900%	11/06/22	25	25,353
AbbVie, Inc., Sr. Unsec’d. Notes	3.600%	05/14/25	700	725,743
Allergan Funding SCS, Gtd. Notes	3.800%	03/15/25	700	726,957
Cardinal Health, Inc., Sr. Unsec’d. Notes	3.750%	09/15/25	290	300,266
Shire Acquisitions Investments Ireland DAC, Gtd. Notes	3.200%	09/23/26	425	418,972

				2,197,291

Retail — 0.2%
CVS Health Corp., Sr. Unsec’d. Notes	3.375%	08/12/24	375	383,166

Software — 0.9%
Fiserv, Inc., Sr. Unsec’d. Notes	3.850%	06/01/25	475	496,054
Microsoft Corp., Sr. Unsec’d. Notes	2.375%	02/12/22	15	15,136
Microsoft Corp., Sr. Unsec’d. Notes	3.125%	11/03/25	1,300	1,335,665
Oracle Corp., Sr. Unsec’d. Notes	2.950%	05/15/25	100	100,839

				1,947,694

Telecommunications — 0.2%
AT&T, Inc., Sr. Unsec’d. Notes	3.400%	05/15/25	115	113,436
AT&T, Inc., Sr. Unsec’d. Notes	3.950%	01/15/25	225	231,102

				344,538

TOTAL CORPORATE BONDS (cost $30,383,402)				30,613,533

SOVEREIGN BONDS — 2.0%
Caisse d’Amortissement de la Dette Sociale (France), Sr. Unsec’d. Notes, MTN, 144A	1.250%	03/12/18	1,700	1,697,988
Japan Finance Organization for Municipalities (Japan), Sr. Unsec’d. Notes, MTN, 144A	2.000%	09/08/20	200	198,754
Japan Finance Organization for Municipalities (Japan), Sr. Unsec’d. Notes, MTN, 144A	2.125%	10/25/23	200	194,154
Kingdom of Belgium Government International Bond (Belgium), Sr. Unsec’d. Notes, EMTN, 144A	1.125%	08/03/19	200	197,995
Province of Alberta (Canada), Unsec’d. Notes	2.200%	07/26/22	220	218,937
Province of Ontario Canada (Canada), Sr. Unsec’d. Notes	2.250%	05/18/22	1,500	1,502,642
Tokyo Metropolitan Government (Japan), Sr. Unsec’d. Notes	2.125%	05/19/20	500	498,178

TOTAL SOVEREIGN BONDS (cost $4,517,189)				4,508,648

U.S. GOVERNMENT AGENCY OBLIGATIONS — 9.1%
Federal Home Loan Banks	1.000%	12/19/17	1,760	1,759,699
Federal Home Loan Banks	1.375%	02/18/21	3,000	2,968,995
Federal Home Loan Mortgage Corp.	2.375%	01/13/22	5,220	5,312,618
Federal National Mortgage Assoc.(k)	1.125%	07/20/18	1,405	1,402,287
Federal National Mortgage Assoc	1.875%	09/24/26	75	71,195
Federal National Mortgage Assoc	2.000%	01/05/22	4,480	4,491,384

A472

AST BOND PORTFOLIO 2026 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
Federal National Mortgage Assoc.(k)	2.125%	04/24/26	3,675	$3,587,884
Israel Government, USAID Bond, U.S. Gov’t. Gtd. Notes	5.500%	09/18/23	560	664,055

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $20,488,107)				20,258,117

U.S. TREASURY OBLIGATIONS — 41.7%
U.S. Treasury Bonds	2.750%	08/15/47	600	586,969
U.S. Treasury Bonds	2.875%	05/15/43	3,765	3,795,002
U.S. Treasury Bonds	2.875%	08/15/45	300	301,289
U.S. Treasury Bonds	3.000%	11/15/44	260	267,851
U.S. Treasury Bonds	3.000%	05/15/45	1,545	1,590,867
U.S. Treasury Bonds	3.000%	05/15/47	290	298,405
U.S. Treasury Bonds	3.625%	08/15/43	130	149,185
U.S. Treasury Bonds	4.250%	11/15/40	4,925	6,179,721
U.S. Treasury Notes	1.375%	09/15/20	465	461,785
U.S. Treasury Notes(a)	1.625%	08/31/22	965	951,731
U.S. Treasury Notes(k)	1.625%	04/30/23	17,420	17,059,352
U.S. Treasury Notes	1.750%	02/28/22	355	353,253
U.S. Treasury Notes	1.875%	04/30/22	3,290	3,287,044
U.S. Treasury Notes	1.875%	08/31/24	515	505,827
U.S. Treasury Notes	2.000%	11/30/22	15,330	15,356,947
U.S. Treasury Notes	2.000%	06/30/24	7,555	7,487,123
U.S. Treasury Notes	2.125%	09/30/21	27,075	27,402,861
U.S. Treasury Notes(a)	2.125%	05/15/25	4,290	4,262,182
U.S. Treasury Notes	2.250%	02/15/27	410	407,518
U.S. Treasury Notes(a)	2.250%	08/15/27	2,015	2,001,304

TOTAL U.S. TREASURY OBLIGATIONS (cost $92,646,388)				92,706,216

TOTAL LONG-TERM INVESTMENTS (cost $217,830,977)				217,656,028

			Shares
SHORT-TERM INVESTMENTS — 2.6%

AFFILIATED MUTUAL FUNDS — 2.6%
Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund(w)			1,418,319	1,418,319
Prudential Investment Portfolios 2 - Prudential Institutional Money Market Fund (cost $4,401,410; includes $4,395,504 of cash collateral for securities on loan)(b)(w)			4,400,970	4,401,410

TOTAL AFFILIATED MUTUAL FUNDS (cost $5,819,729)				5,819,729

OPTIONS PURCHASED* — 0.0% (cost $122,057)				21,001

TOTAL SHORT-TERM INVESTMENTS (cost $5,941,786)				5,840,730

A473

AST BOND PORTFOLIO 2026 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Value
TOTAL INVESTMENTS, BEFORE OPTION WRITTEN — 100.4% (cost $223,772,763)	$223,496,758

OPTIONS WRITTEN* — (0.0)% (premiums received $58,786)	(14,157)

TOTAL INVESTMENTS, NET OF OPTION WRITTEN — 100.4% (cost $223,713,977)	223,482,601
Liabilities in excess of other assets(z) — (0.4)%	(996,072)

NET ASSETS — 100.0%	$222,486,529

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $4,302,419; cash collateral of $4,395,504 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at September 30, 2017.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of September 30, 2017. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(f)	Indicates a restricted security; the aggregate original cost of such securities is $108,197. The aggregate value of $111,715 is 0.1% of net assets.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(w)	PGIM Investments LLC, the manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund and Prudential Institutional Money Market Fund.
(z)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end, with the exception of options which are included in net assets at market value:

Exchange Traded Options - Purchased

Description	Call/ Put	Expiration Date	Strike Price	Contracts	Notional Amount (000)#	Value
5 Year U.S. Treasury Notes Futures	Call	11/24/17	$118.00	24	24	$5,625
10 Year U.S. Treasury Notes Futures	Call	10/27/17	$127.00	150	150	14,063
10 Year U.S. Treasury Notes Futures	Call	10/27/17	$131.00	75	75	—
5 Year U.S. Treasury Notes Futures	Put	11/24/17	$116.00	24	24	1,313

						$21,001

Exchange Traded Options - Written

Description	Call/ Put	Expiration Date	Strike Price	Contracts	Notional Amount (000)#	Value
5 Year U.S. Treasury Notes Futures	Call	11/24/17	$119.00	24	24	$(1,688)
10 Year U.S. Treasury Notes Futures	Call	10/27/17	$129.00	225	225	(7,031)
5 Year U.S. Treasury Notes Futures	Put	11/24/17	$117.00	24	24	(5,438)

						$(14,157)

A474

AST BOND PORTFOLIO 2026 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Futures contracts outstanding at September 30, 2017:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)

Long Position:

19	10 Year U.S. Ultra Treasury Notes	Dec. 2017	$2,577,374	$2,552,235	$(25,139)

Short Positions:
152	2 Year U.S. Treasury Notes	Dec. 2017	32,879,297	32,786,875	92,422
261	5 Year U.S. Treasury Notes	Dec. 2017	30,885,655	30,667,500	218,155
201	10 Year U.S. Treasury Notes	Dec. 2017	25,516,481	25,187,812	328,669
160	20 Year U.S. Treasury Bonds	Dec. 2017	24,774,530	24,450,000	324,530
53	30 Year U.S. Ultra Treasury Bonds	Dec. 2017	8,913,294	8,751,625	161,669

					1,125,445

					$1,100,306

Securities with a combined market value of $1,349,518 have been segregated with Citigroup Global Markets to cover requirements for open futures contracts at September 30, 2017.|

Interest rate swap agreements outstanding at September 30, 2017:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at September 30, 2017	Unrealized Appreciation (Depreciation)
Centrally cleared swap agreements:
16,280	10/18/17	0.607%(T)	1 Day USOIS(1)(T)	$165	$40,447	$40,282
13,990	11/09/17	0.626%(T)	1 Day USOIS(1)(T)	181	38,455	38,274
9,000	06/12/18	1.355%(S)	3 Month LIBOR(1)(Q)	170	(22,761)	(22,931)
13,105	06/30/19	1.486%(A)	1 Day USOIS(1)(A)	(5,007)	(1,766)	3,241
2,150	06/30/19	1.502%(A)	1 Day USOIS(1)(A)	(1,243)	(880)	363
15,000	06/12/20	1.896%(S)	3 Month LIBOR(1)(Q)	211	(105,954)	(106,165)
4,205	01/06/21	1.750%(S)	3 Month LIBOR(2)(Q)	167	(12,904)	(13,071)
5,280	01/08/21	1.683%(S)	3 Month LIBOR(2)(Q)	179	(28,207)	(28,386)
4,590	05/31/21	1.948%(S)	3 Month LIBOR(2)(Q)	169	32,747	32,578
2,120	06/15/21	1.105%(S)	3 Month LIBOR(1)(Q)	112	55,173	55,061
17,930	08/31/21	2.015%(S)	3 Month LIBOR(1)(Q)	(10,593)	(78,006)	(67,413)
16,000	12/08/21	1.775%(S)	3 Month LIBOR(1)(Q)	237	28,816	28,579
3,100	05/31/22	2.200%(S)	3 Month LIBOR(1)(Q)	1,674	(50,859)	(52,533)
1,875	05/31/22	2.217%(S)	3 Month LIBOR(1)(Q)	160	(32,288)	(32,448)
14,000	06/12/22	2.242%(S)	3 Month LIBOR(1)(Q)	226	(252,997)	(253,223)
3,125	07/17/22	— (3)(Q)	— (3)(Q)	140	229	89
7,000	08/10/22	2.053%(S)	3 Month LIBOR(1)(Q)	188	(27,292)	(27,480)
1,270	08/31/22	1.745%(S)	3 Month LIBOR(1)(Q)	157	14,250	14,093
14,100	10/09/22	1.728%(S)	3 Month LIBOR(1)(Q)	226	112,749	112,523
1,235	08/15/23	1.459%(S)	3 Month LIBOR(1)(Q)	50,788	41,181	(9,607)
2,994	11/15/23	2.209%(S)	3 Month LIBOR(1)(Q)	166	(42,967)	(43,133)

A475

AST BOND PORTFOLIO 2026 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Interest rate swap agreements outstanding at September 30, 2017 (continued):

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at September 30, 2017	Unrealized Appreciation (Depreciation)
Centrally cleared swap agreements (cont’d.):
10	11/15/23	2.217%(S)	3 Month LIBOR(1)(Q)	$(10)	$(148)	$(138)
50,000	12/08/23	1.963%(S)	3 Month LIBOR(1)(Q)	513	75,836	75,323
460	02/12/24	2.078%(S)	3 Month LIBOR(1)(Q)	153	433	280
13,290	02/15/24	2.167%(S)	3 Month LIBOR(1)(Q)	(97,993)	(73,688)	24,305
8,510	02/15/24	2.183%(S)	3 Month LIBOR(1)(Q)	(10,988)	(55,834)	(44,846)
3,796	02/15/24	2.151%(S)	3 Month LIBOR(1)(Q)	(5,641)	(17,310)	(11,669)
2,060	02/15/24	2.115%(S)	3 Month LIBOR(1)(Q)	4,670	(4,851)	(9,521)
3,465	05/15/24	1.956%(S)	3 Month LIBOR(1)(Q)	10,022	31,846	21,824
730	05/15/24	1.808%(A)	1Day USOIS(1)(A)	—	387	387
1,800	03/02/25	2.118%(S)	3 Month LIBOR(2)(Q)	164	(5,774)	(5,938)
3,200	03/12/25	2.243%(S)	3 Month LIBOR(2)(Q)	176	16,378	16,202
7,000	05/12/25	2.229%(S)	3 Month LIBOR(2)(Q)	74	69,135	69,061
34,000	06/12/25	2.556%(S)	3 Month LIBOR(2)(Q)	422	1,129,434	1,129,012
38,000	06/23/26	1.565%(S)	3 Month LIBOR(2)(Q)	566,083	(1,858,222)	(2,424,305)
15,000	09/14/26	1.535%(S)	3 Month LIBOR(2)(Q)	199	(864,122)	(864,321)
87,000	10/20/26	1.583%(S)	3 Month LIBOR(2)(Q)	(803,221)	(4,365,763)	(3,562,542)
75,000	11/14/26	1.981%(S)	3 Month LIBOR(2)(Q)	(281,251)	(1,216,003)	(934,752)
18,900	12/06/26	2.266%(S)	3 Month LIBOR(2)(Q)	232	152,427	152,195
5,000	12/31/26	0.000%(T)	3 Month LIBOR(2)(T)	190	293,324	293,134
1,182	02/15/27	1.824%(A)	1Day USOIS(1)(A)	16,484	11,907	(4,577)
785	02/15/27	2.067%(A)	1Day USOIS(1)(A)	(543)	(8,706)	(8,163)
265	02/15/27	1.965%(A)	1Day USOIS(1)(A)	—	(571)	(571)
260	02/15/27	1.899%(A)	1Day USOIS(1)(A)	(135)	926	1,061
10,600	03/13/27	2.531%(S)	3 Month LIBOR(2)(Q)	(41,204)	258,339	299,543
6,200	07/07/27	2.310%(S)	3 Month LIBOR(2)(Q)	—	35,963	35,963
15,000	05/12/30	2.441%(S)	3 Month LIBOR(2)(Q)	257	180,974	180,717
11,000	06/17/30	2.692%(S)	3 Month LIBOR(2)(Q)	260	435,830	435,570
4,800	10/26/30	2.268%(S)	3 Month LIBOR(1)(Q)	193	29,588	29,395
1,475	02/15/36	2.338%(S)	3 Month LIBOR(2)(Q)	(9,130)	(31,324)	(22,194)

				$(611,551)	$(6,072,423)	$(5,460,872)

A security with a market value of $9,474,698 has been segregated with Citigroup Global Markets to cover requirements for open centrally cleared swap contracts at September 30, 2017.

A476

AST BOND PORTFOLIO 2026 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

(1) Portfolio pays the fixed rate and receives the floating rate.

(2) Portfolio pays the floating rate and receives the fixed rate.

(3) The Portfolio pays the floating rate of 3 Month LIBOR and receives the floating rate of 1 Day USOIS plus 28 bps.

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2017 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities
Automobiles	$—	$17,738,365	$—
Collateralized Loan Obligations	—	4,850,606	—
Credit Cards	—	14,097,459	—
Student Loans	—	1,553,043	—
Commercial Mortgage-Backed Securities	—	31,330,041	—
Corporate Bonds	—	30,613,533	—
Sovereign Bonds	—	4,508,648	—
U.S. Government Agency Obligations	—	20,258,117	—
U.S. Treasury Obligations	—	92,706,216	—
Affiliated Mutual Funds	5,819,729	—	—
Options Purchased	21,001	—	—
Options Written	(14,157)	—	—
Other Financial Instruments*
Futures Contracts	1,100,306	—	—
Centrally Cleared Interest Rate Swap Agreements	—	(5,460,872)	—

Total	$6,926,879	$212,195,156	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

A477

AST BOND PORTFOLIO 2027

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

LONG-TERM INVESTMENTS — 98.1%

ASSET-BACKED SECURITIES — 19.0%

Automobiles — 7.7%
Ally Master Owner Trust, Series 2017-1, Class A, 1 Month LIBOR + 0.400%	1.634	%(c)	02/15/21	1,300	$1,302,421
AmeriCredit Automobile Receivables Trust, Series 2016-1, Class A2B, 1 Month LIBOR + 0.750%	1.982	%(c)	06/10/19	2	1,871
AmeriCredit Automobile Receivables Trust, Series 2016-4, Class C	2.410%		07/08/22	100	99,945
Avis Budget Rental Car Funding AESOP LLC, Series 2012-3A, Class A, 144A	2.100%		03/20/19	200	200,199
Avis Budget Rental Car Funding AESOP LLC, Series 2013-1A, Class A, 144A	1.920%		09/20/19	200	199,956
Avis Budget Rental Car Funding AESOP LLC, Series 2015-1A, Class A, 144A	2.500%		07/20/21	1,100	1,098,356
Avis Budget Rental Car Funding AESOP LLC, Series 2015-2A, Class A, 144A	2.630%		12/20/21	700	700,099
CarMax Auto Owner Trust, Series 2016-2, Class A2B, 1 Month LIBOR + 0.470%	1.704	%(c)	06/17/19	339	338,958
Chrysler Capital Auto Receivables Trust, Series 2016-BA, Class A2, 144A	1.360%		01/15/20	565	564,339
Enterprise Fleet Financing LLC, Series 2017-1, Class A2, 144A	2.130%		07/20/22	1,100	1,103,007
Enterprise Fleet Financing LLC, Series 2017-2, Class A2, 144A	1.970%		01/20/23	500	500,041
Ford Credit Auto Lease Trust, Series 2016-A, Class A2B, 1 Month LIBOR + 0.540%	1.774	%(c)	11/15/18	4	3,950
Ford Credit Auto Owner Trust, Series 2016-1, Class A, 144A	2.310%		08/15/27	1,900	1,908,683
Ford Credit Auto Owner Trust, Series 2016-2, Class A, 144A	2.030%		12/15/27	1,200	1,190,761
Ford Credit Auto Owner Trust 2017, Series 2017-2, Class A, 144A^	2.360%		03/15/29	1,300	1,299,856
Ford Credit Auto Owner Trust/Ford Credit, Series 2017-1, Class A, 144A	2.620%		08/15/28	1,400	1,414,158
Ford Credit Floorplan Master Owner Trust, Series 2016-4, Class A, 1 Month LIBOR + 0.530%	1.764	%(c)	07/15/20	200	200,536
GM Financial Automobile Leasing Trust, Series 2016-2, Class A2B, 1 Month LIBOR + 0.500%	1.736	%(c)	10/22/18	46	45,706
GM Financial Automobile Leasing Trust,Series 2016-3, Class A2B, 1 Month LIBOR + 0.360%	1.596	%(c)	02/20/19	140	140,443
GMF Floorplan Owner Revolving Trust, Series 2016-1, Class A2, 1 Month LIBOR + 0.850%, 144A	2.084	%(c)	05/17/21	100	100,970
GMF Floorplan Owner Revolving Trust,Series 2017-1, Class A2, 1 Month LIBOR + 0.570%, 144A	1.804	%(c)	01/18/22	1,700	1,709,690
Huntington Auto Trust, Series 2016-1, Class A3	1.590%		11/16/20	1,700	1,698,986
Hyundai Auto Lease Securitization Trust, Series 2016-A, Class A2A, 144A	1.330%		07/16/18	11	10,631
Hyundai Auto Lease Securitization Trust, Series 2017-A, Class A2B, 1 Month LIBOR + 0.300%, 144A	1.534	%(c)	07/15/19	783	783,352

A478

AST BOND PORTFOLIO 2027 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (Continued)

Automobiles (cont’d.)
Nissan Auto Lease Trust, Series 2016-B, Class A2B, 1 Month LIBOR + 0.280%	1.514	%(c)	12/17/18	131	$131,127
OneMain Direct Auto Receivables Trust, Series 2017-1A, Class A, 144A	2.160%		10/15/20	3,600	3,596,014
World Omni Auto Receivables Trust, Series 2016-A, Class A2	1.320%		12/16/19	15	14,772

					20,358,827

Collateralized Loan Obligations — 4.0%
ALM XII Ltd. (Cayman Islands), Series 2015-12A, Class A1R, 3 Month LIBOR + 1.050%, 144A	2.354	%(c)	04/16/27	250	251,079
Ballyrock CLO LLC (Cayman Islands), Series 2013-1A, Class A, 3 Month LIBOR + 1.180%, 144A	2.496	%(c)	05/20/25	485	486,318
Benefit Street Partners CLO Ltd. (Cayman Islands), Series 2017-11A, Class X, 3 Month LIBOR + 1.000%, 144A	1.883	%(c)	04/15/29	500	499,974
Brookside Mill CLO Ltd. (Cayman Islands), Series 2013-1A, Class A1, 3 Month LIBOR + 1.150%, 144A	2.454	%(c)	04/17/25	482	482,568
Burnham Park CLO Ltd. (Cayman Islands), Series 2016-1A, Class A, 3 Month LIBOR + 1.430%, 144A	2.737	%(c)	10/20/29	250	254,013
Carlyle Global Market Strategies CLO Ltd. (Cayman Islands), Series 2014-2A, Class AR, 3 Month LIBOR + 1.250%, 144A	2.565	%(c)	05/15/25	750	753,888
Carlyle Global Market Strategies CLO Ltd. (Cayman Islands), Series 2014-3A, Class A1AR, 3 Month LIBOR + 1.150%, 144A	2.467	%(c)	07/27/26	500	502,770
Eaton Vance CLO Ltd. (Cayman Islands), Series 2014-1A, Class AR, 3 Month LIBOR + 1.200%, 144A	2.504	%(c)	07/15/26	1,000	1,001,539
Flagship CLO Ltd. (Cayman Islands), Series 2014-8A, Class AR, 3 Month LIBOR + 1.250%, 144A	2.554	%(c)	01/16/26	250	250,543
KVK CLO Ltd. (Cayman Islands), Series 2014-1A, Class A1R, 3 Month LIBOR + 1.300%, 144A	2.615	%(c)	05/15/26	750	750,170
KVK CLO Ltd. (Cayman Islands), Series 2014-2A, Class AR, 3 Month LIBOR + 1.180%, 144A	2.484	%(c)	07/15/26	1,875	1,879,506
MP CLO Ltd. (Cayman Islands), Series 2013-1A, Class A, 3 Month LIBOR + 1.180%, 144A	2.487	%(c)	04/20/25	766	765,794
OHA Credit Partners Ltd. (Cayman Islands), Series 2013-8A, Class A, 3 Month LIBOR + 1.120%, 144A	2.427	%(c)	04/20/25	696	697,620
THL Credit Wind River CLO Ltd. (Cayman Islands), Series 2014-1A, Class AR, 3 Month LIBOR + 1.180%, 144A	2.484	%(c)	04/18/26	250	250,307
Voya CLO Ltd. (Cayman Islands), Series 2014-1A, Class A1R, 3 Month LIBOR + 1.330%, 144A	2.634	%(c)	04/18/26	1,000	1,001,080
Washington Mill CLO Ltd. (Cayman Islands), Series 2014-1A, Class A1R, 3 Month LIBOR + 1.220%, 144A	2.527	%(c)	04/20/26	750	749,669

					10,576,838

A479

AST BOND PORTFOLIO 2027 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (Continued)

Credit Cards — 6.3%
American Express Credit Account Master Trust, Series 2014-1, Class B, 1 Month LIBOR + 0.500%	1.734%	(c)	12/15/21	200	$200,506
American Express Credit Account Master Trust, Series 2017-2, Class A, 1 Month LIBOR + 0.450%	1.686%	(c)	09/16/24	3,400	3,426,259
American Express Credit Account Secured Note Trust, Series 2012-4, Class C, 1 Month LIBOR + 0.800%, 144A	2.034%	(c)	05/15/20	1,500	1,500,419
BA Credit Card Trust, Series 2014-A1, Class A, 1 Month LIBOR + 0.380%	1.614%	(c)	06/15/21	210	210,755
BA Credit Card Trust, Series 2016-A1, Class A, 1 Month LIBOR + 0.390%	1.624%	(c)	10/15/21	200	200,859
Chase Issuance Trust, Series 2013-A3, Class A3, 1 Month LIBOR + 0.280%	1.514%	(c)	04/15/20	400	400,518
Chase Issuance Trust, Series 2016-A1, Class A, 1 Month LIBOR + 0.410%	1.644%	(c)	05/17/21	200	201,038
Chase Issuance Trust, Series 2017-A1, Class A, 1 Month LIBOR + 0.300%	1.534%	(c)	01/18/22	1,900	1,907,204
Chase Issuance Trust, Series 2017-A2, Class A, 1 Month LIBOR + 0.400%	1.634%	(c)	03/15/24	800	802,716
Citibank Credit Card Issuance Trust, Series 2016-A2, Class A2	2.190%		11/20/23	1,800	1,802,748
Citibank Credit Card Issuance Trust, Series 2016-A3, Class A3, 1 Month LIBOR + 0.490%	1.721%	(c)	12/07/23	1,400	1,412,123
Citibank Credit Card Issuance Trust, Series 2017-A5, Class A5, 1 Month LIBOR + 0.620%	1.856%	(c)	04/22/26	900	909,391
Discover Card Execution Note Trust, Series 2017-A1, Class A1, 1 Month LIBOR + 0.490%	1.724%	(c)	07/15/24	1,200	1,212,669
Discover Card Execution Note Trust, Series 2017-A4, Class A4	2.530%		10/15/26	1,000	1,002,051
MBNA Credit Card Master Note Trust, Series 2004-A3, Class A3, 1 Month LIBOR + 0.260%	1.494%	(c)	08/16/21	1,500	1,502,660

					16,691,916

Equipment — 0.3%

MMAF Equipment Finance LLC, Series 2017-AA, Class A4, 144A	2.410%		08/16/24	800	800,442

Student Loans — 0.7%
Navient Student Loan Trust, Series 2016-2A, Class A1, 1 Month LIBOR + 0.750%, 144A	1.987%	(c)	06/25/65	730	732,794
Navient Student Loan Trust, Series 2016-6A, Class A1, 1 Month LIBOR + 0.480%, 144A	1.717%	(c)	03/25/66	333	334,030
Navient Student Loan Trust, Series 2017-1A, Class A1, 1 Month LIBOR + 0.400%, 144A	1.637%	(c)	07/26/66	783	783,881

					1,850,705

TOTAL ASSET-BACKED SECURITIES (cost $50,145,478)					50,278,728

A480

AST BOND PORTFOLIO 2027 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES — 12.4%
Banc of America Commercial Mortgage Trust, Series 2008-1, Class A1A	6.465%	(cc)	02/10/51	326	$326,849
CFCRE Commercial Mortgage Trust, Series 2016-C6, Class A2	2.950%		11/10/49	2,000	1,966,198
Citigroup Commercial Mortgage Trust, Series 2016-P4, Class A3	2.646%		07/10/49	500	485,495
Commercial Mortgage Loan Trust, Series 2008-LS1, Class A1A	6.267%	(cc)	12/10/49	330	329,843
Commercial Mortgage Trust, Series 2013-CR6, Class A2	2.122%		03/10/46	204	203,687
Commercial Mortgage Trust, Series 2014-CR21, Class A3	3.528%		12/10/47	240	248,409
Commercial Mortgage Trust, Series 2014-LC17, Class A3	3.723%		10/10/47	115	118,440
Commercial Mortgage Trust, Series 2014-UBS2, Class A2	2.820%		03/10/47	130	131,623
Commercial Mortgage Trust, Series 2014-UBS4, Class A5	3.694%		08/10/47	155	161,864
Commercial Mortgage Trust, Series 2015-LC21, Class A1	1.606%		07/10/48	2,309	2,304,360
Commercial Mortgage Trust, Series 2015-PC1, Class A2	3.148%		07/10/50	1,035	1,055,516
Commercial Mortgage Trust, Series 2016-COR1, Class A3	2.826%		10/10/49	1,600	1,568,264
Commercial Mortgage Trust, Series 2016-DC2, Class A5	3.765%		02/10/49	390	408,057
CSAIL Commercial Mortgage Trust, Series 2015-C2, Class A1	1.454%		06/15/57	236	234,793
CSAIL Commercial Mortgage Trust, Series 2016-C6, Class A2	2.662%		01/15/49	150	151,459
FHLMC Multifamily Structured Pass-Through Certificates, Series K055, Class A2	2.673%		03/25/26	200	199,000
GS Mortgage Securities Trust, Series 2013-GC14, Class A3	3.526%		08/10/46	200	206,389
GS Mortgage Securities Trust, Series 2014-GC18, Class A2	2.924%		01/10/47	513	518,908
JPMBB Commercial Mortgage Securities Trust, Series 2013-C14, Class A2	3.019%		08/15/46	795	804,468
JPMBB Commercial Mortgage Securities Trust, Series 2013-C17, Class A2	3.003%		01/15/47	955	963,334
JPMBB Commercial Mortgage Securities Trust, Series 2014-C22, Class A1	1.451%		09/15/47	584	582,454
JPMBB Commercial Mortgage Securities Trust, Series 2015-C28, Class A2	2.773%		10/15/48	130	131,784
JPMBB Commercial Mortgage Securities Trust, Series 2015-C30, Class A5	3.822%		07/15/48	1,695	1,783,980
JPMDB Commercial Mortgage Securities Trust, Series 2016-C4, Class A2	2.882%		12/15/49	1,400	1,380,654
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2011-C3, Class A3, 144A	4.388%		02/15/46	235	237,163
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2012-LC9, Class A2	1.677%		12/15/47	188	187,931
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2012-LC9, Class A4	2.611%		12/15/47	2,000	2,011,954
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2016-WIKI, Class A, 144A	2.798%		10/05/31	1,100	1,113,461

A481

AST BOND PORTFOLIO 2027 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
LB-UBS Commercial Mortgage Trust, Series 2007-C6, Class AM	6.114%	(cc)	07/15/40	50	$49,914
LB-UBS Commercial Mortgage Trust, Series 2007-C6, Class AMFL, 144A	6.114%		07/15/40	15	15,354
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C26, Class A3	3.211%		10/15/48	370	375,406
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C31, Class A4	2.840%		11/15/49	1,100	1,077,962
Morgan Stanley Capital I Trust, Series 2016-UB12, Class A3	3.337%		12/15/49	1,900	1,938,705
UBS-Barclays Commercial Mortgage Trust, Series 2012-C2, Class A3	3.058%		05/10/63	1,105	1,125,773
Wells Fargo Commercial Mortgage Trust, Series 2013-LC12, Class A3FL, 1 Month LIBOR + 1.050%, 144A	2.278%	(c)	07/15/46	3,625	3,668,743
Wells Fargo Commercial Mortgage Trust, Series 2016-C36, Class A3	2.807%		11/15/59	1,100	1,076,445
Wells Fargo Commercial Mortgage Trust, Series 2016-LC25, Class A3	3.374%		12/15/59	1,900	1,938,743
Wells Fargo Commercial Mortgage Trust, Series 2017-RB1, Class A2	2.749%		03/15/50	1,600	1,619,068

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $33,066,131)					32,702,450

CORPORATE BONDS — 14.9%

Auto Manufacturers — 0.7%
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	4.134%		08/04/25	825	847,485
General Motors Financial Co., Inc., Gtd. Notes	3.700%		05/09/23	20	20,382
General Motors Financial Co., Inc., Gtd. Notes	4.300%		07/13/25	840	867,289

					1,735,156

Banks — 5.8%
Agence Francaise de Developpement (France), Sr. Unsec’d. Notes, EMTN	2.000%		03/18/19	1,750	1,755,063
Bank Nederlandse Gemeenten NV (Netherlands), Unsec’d. Notes, MTN, 144A	1.750%		10/05/20	200	199,245
Bank of America Corp., Sr. Unsec’d. Notes, GMTN	3.500%		04/19/26	750	762,506
Bank of America Corp., Sr. Unsec’d. Notes, MTN	3.875%		08/01/25	160	167,603
Bank of America Corp., Sub. Notes, MTN	4.450%		03/03/26	695	734,778
Citigroup, Inc., Sr. Unsec’d. Notes	3.400%		05/01/26	880	881,901
Citigroup, Inc., Sr. Unsec’d. Notes	3.700%		01/12/26	25	25,632
Citigroup, Inc., Sub. Notes	4.400%		06/10/25	750	789,563
Credit Suisse Group Funding Guernsey Ltd. (Switzerland), Gtd. Notes	3.800%		06/09/23	750	776,365
Development Bank of Japan, Inc. (Japan), Gov’t. Gtd. Notes, MTN, 144A	1.000%		01/22/18	1,200	1,197,281
Dexia Credit Local SA (France), Gov’t. Liquid Gtd. Notes, EMTN	2.250%		01/30/19	750	753,528
Dexia Credit Local SA (France), Gov’t. Liquid Gtd. Notes, MTN, 144A	2.250%		01/30/19	500	502,352
Discover Bank, Sr. Unsec’d. Notes	3.450%		07/27/26	1,000	978,459
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	3.500%		01/23/25	60	60,873
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	3.750%		05/22/25	965	992,152

A482

AST BOND PORTFOLIO 2027 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Banks (cont’d.)
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	3.850%	01/26/27	470	$480,182
JPMorgan Chase & Co., Sr. Unsec’d. Notes	2.950%	10/01/26	160	156,592
JPMorgan Chase & Co., Sr. Unsec’d. Notes	3.200%	06/15/26	600	595,595
JPMorgan Chase & Co., Sr. Unsec’d. Notes	3.540%	05/01/28	335	338,052
JPMorgan Chase & Co., Sr. Unsec’d. Notes	3.900%	07/15/25	25	26,322
JPMorgan Chase & Co., Sub. Notes	4.250%	10/01/27	530	558,926
Morgan Stanley, Sr. Unsec’d. Notes, MTN	3.125%	07/27/26	1,090	1,069,144
Morgan Stanley, Sub. Notes, GMTN	4.350%	09/08/26	585	612,441
UBS Group Funding Switzerland AG (Switzerland), Gtd. Notes, 144A	2.650%	02/01/22	900	896,461

				15,311,016

Biotechnology — 0.0%
Amgen, Inc., Sr. Unsec’d. Notes	2.600%	08/19/26	25	23,745

Commercial Services — 0.7%
Equifax, Inc., Sr. Unsec’d. Notes	3.250%	06/01/26	1,111	1,048,278
ERAC USA Finance LLC, Gtd. Notes, 144A	2.700%	11/01/23	800	783,745

				1,832,023

Computers — 0.6%
Apple, Inc., Sr. Unsec’d. Notes	3.200%	05/13/25	1,625	1,668,582

Diversified Financial Services — 0.1%
CDP Financial, Inc. (Canada), Sr. Unsec’d. Notes, 144A	3.150%	07/24/24	250	257,313

Electric — 0.8%
Dominion Energy, Inc., Sr. Unsec’d. Notes	2.850%	08/15/26	15	14,439
Duke Energy Carolinas LLC, First Ref. Mortgage	2.950%	12/01/26	960	955,598
Duke Energy Corp., Sr. Unsec’d. Notes	2.650%	09/01/26	35	33,471
Southern Power Co., Sr. Unsec’d. Notes	1.950%	12/15/19	535	533,899
Virginia Electric & Power Co., Sr. Unsec’d. Notes	2.950%	11/15/26	615	611,186

				2,148,593

Healthcare-Services — 0.0%
Anthem, Inc., Sr. Unsec’d. Notes	3.500%	08/15/24	25	25,719

Insurance — 0.4%
American International Group, Inc., Sr. Unsec’d. Notes	3.750%	07/10/25	1,050	1,084,342

Media — 0.3%
Charter Communications Operating LLC/Charter Communications Operating Capital, Sr. Sec’d. Notes	4.908%	07/23/25	115	122,937
Comcast Corp., Gtd. Notes	2.350%	01/15/27	55	51,335
Comcast Corp., Gtd. Notes	3.150%	03/01/26	5	4,997
DISH DBS Corp., Gtd. Notes	4.250%	04/01/18	500	503,749

				683,018

Mining — 0.4%
Freeport-McMoRan, Inc., Gtd. Notes	2.300%	11/14/17	500	499,849
Freeport-McMoRan, Inc., Gtd. Notes	2.375%	03/15/18	675	674,999

				1,174,848

A483

AST BOND PORTFOLIO 2027 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Multi-National — 0.7%
Corp. Andina de Fomento (Supranational Bank), Sr. Unsec’d. Notes	2.000%	05/10/19	960	$959,370
Corp. Andina de Fomento (Supranational Bank), Sr. Unsec’d. Notes	2.125%	09/27/21	805	799,847

				1,759,217

Oil & Gas — 1.0%
Anadarko Petroleum Corp., Sr. Unsec’d. Notes	4.850%	03/15/21	620	657,504
Apache Corp., Sr. Unsec’d. Notes	3.250%	04/15/22	750	760,728
Husky Energy, Inc. (Canada), Sr. Unsec’d. Notes	6.150%	06/15/19	700	746,393
Noble Energy, Inc., Sr. Unsec’d. Notes	4.150%	12/15/21	400	421,374

				2,585,999

Packaging & Containers — 0.3%
WestRock RKT Co., Gtd. Notes	4.000%	03/01/23	635	668,841

Pharmaceuticals — 1.0%
AbbVie, Inc., Sr. Unsec’d. Notes	3.600%	05/14/25	825	855,340
Allergan Funding SCS, Gtd. Notes	3.800%	03/15/25	850	882,733
Shire Acquisitions Investments Ireland DAC, Gtd. Notes	2.400%	09/23/21	1,000	996,504

				2,734,577

Pipelines — 0.1%
Phillips 66 Partners LP, Sr. Unsec’d. Notes	3.550%	10/01/26	315	308,169

Real Estate Investment Trusts (REITs) — 0.4%
AvalonBay Communities, Inc., Sr. Unsec’d. Notes, GMTN	3.500%	11/15/24	500	515,809
Sabra Health Care LP/Sabra Capital Corp., Gtd. Notes	5.500%	02/01/21	600	616,943

				1,132,752

Semiconductors — 0.3%
NXP BV/NXP Funding LLC (Netherlands), Gtd. Notes, 144A	3.750%	06/01/18	700	706,999

Software — 0.6%
Microsoft Corp., Sr. Unsec’d. Notes	3.125%	11/03/25	1,550	1,592,524

Telecommunications — 0.5%
Anixter, Inc., Gtd. Notes	5.625%	05/01/19	400	419,999
AT&T, Inc., Sr. Unsec’d. Notes	3.600%	02/17/23	60	61,733
AT&T, Inc., Sr. Unsec’d. Notes	3.950%	01/15/25	25	25,678
CommScope, Inc., Gtd. Notes, 144A	5.000%	06/15/21	500	512,499
SingTel Group Treasury Pte Ltd. (Singapore), Gtd. Notes, EMTN	4.500%	09/08/21	335	359,607

				1,379,516

Transportation — 0.2%
CSX Corp., Sr. Unsec’d. Notes	2.600%	11/01/26	510	486,924

TOTAL CORPORATE BONDS (cost $39,358,319)				39,299,873

A484

AST BOND PORTFOLIO 2027 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

SOVEREIGN BONDS — 2.3%
Caisse d’Amortissement de la Dette Sociale (France), Sr. Unsec’d. Notes, MTN, 144A	1.250%	03/12/18	1,900	$1,897,752
Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes, 144A	6.875%	01/17/18	200	202,900
Japan Finance Organization for Municipalities (Japan), Sr. Unsec’d. Notes, MTN, 144A	2.000%	09/08/20	400	397,508
Japan Finance Organization for Municipalities (Japan), Sr. Unsec’d. Notes, MTN, 144A	2.125%	10/25/23	200	194,154
Kingdom of Belgium Government International Bond (Belgium), Sr. Unsec’d. Notes, EMTN, 144A	1.125%	08/03/19	200	197,995
Province of Alberta (Canada), Unsec’d. Notes	2.200%	07/26/22	260	258,744
Province of Manitoba (Canada), Sr. Unsec’d. Notes	2.125%	06/22/26	300	284,738
Province of Ontario Canada (Canada), Sr. Unsec’d. Notes	2.250%	05/18/22	1,500	1,502,642
Province of Quebec (Canada), Sr. Unsec’d. Notes	2.750%	04/12/27	780	779,048
Tokyo Metropolitan Government (Japan), Sr. Unsec’d. Notes	2.125%	05/19/20	500	498,179

TOTAL SOVEREIGN BONDS (cost $6,214,642)				6,213,660

U.S. GOVERNMENT AGENCY OBLIGATIONS — 10.1%
Federal Home Loan Banks	1.125%	07/14/21	7,000	6,838,076
Federal Home Loan Mortgage Corp.(k)	1.125%	08/12/21	7,000	6,822,088
Federal Home Loan Mortgage Corp.	1.375%	04/20/20	205	203,694
Federal Home Loan Mortgage Corp.	1.625%	09/29/20	680	678,263
Federal Home Loan Mortgage Corp.(k)	2.375%	01/13/22	530	539,404
Federal National Mortgage Assoc.(k)	1.875%	12/28/20	1,000	1,005,155
Federal National Mortgage Assoc	1.875%	04/05/22	6,000	5,986,350
Federal National Mortgage Assoc	2.000%	01/05/22	520	521,321
Federal National Mortgage Assoc	2.125%	04/24/26	4,345	4,242,002

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $27,159,160)				26,836,353

U.S. TREASURY OBLIGATIONS — 39.4%
U.S. Treasury Bonds	2.750%	08/15/47	600	586,969
U.S. Treasury Bonds	2.875%	05/15/43	515	519,104
U.S. Treasury Bonds	2.875%	08/15/45	40	40,172
U.S. Treasury Bonds	3.000%	11/15/44	5,200	5,357,016
U.S. Treasury Bonds	3.000%	05/15/45	215	221,383
U.S. Treasury Bonds	3.000%	05/15/47	370	380,724
U.S. Treasury Bonds	3.625%	08/15/43	1,010	1,159,054
U.S. Treasury Bonds	4.250%	11/15/40	1,670	2,095,459
U.S. Treasury Notes	1.375%	09/15/20	1,125	1,117,222
U.S. Treasury Notes	1.375%	04/30/21	410	404,811
U.S. Treasury Notes	1.625%	04/30/23	20,775	20,344,893
U.S. Treasury Notes	1.875%	04/30/22	3,871	3,867,522
U.S. Treasury Notes(a)	1.875%	08/31/24	615	604,045
U.S. Treasury Notes	2.000%	06/30/24	4,400	4,360,469
U.S. Treasury Notes	2.000%	02/15/25	5,520	5,444,531
U.S. Treasury Notes	2.125%	09/30/21	25,550	25,859,395
U.S. Treasury Notes(k)	2.125%	12/31/22	15,215	15,325,546
U.S. Treasury Notes	2.125%	05/15/25	12,180	12,101,020
U.S. Treasury Notes	2.250%	02/15/27	490	487,033
U.S. Treasury Notes(a)	2.250%	08/15/27	2,625	2,607,158

A485

AST BOND PORTFOLIO 2027 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. TREASURY OBLIGATIONS (Continued)
U.S. Treasury Notes	2.375%	05/15/27	1,350	$1,355,590

TOTAL U.S. TREASURY OBLIGATIONS (cost $104,150,233)				104,239,116

TOTAL LONG-TERM INVESTMENTS (cost $260,093,963)				259,570,180

			Shares

SHORT-TERM INVESTMENTS — 1.8%

AFFILIATED MUTUAL FUNDS
Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund(w)			1,943,133	1,943,133
Prudential Investment Portfolios 2 - Prudential Institutional Money Market Fund (cost $2,870,345; includes $2,860,143 of cash collateral for securities on loan)(b)(w)			2,870,058	2,870,345

TOTAL AFFILIATED MUTUAL FUNDS (cost $4,813,478)				4,813,478

OPTIONS PURCHASED* — 0.0%
(cost $135,554)				23,657

TOTAL SHORT-TERM INVESTMENTS (cost $4,949,032)				4,837,135

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN — 99.9% (cost $265,042,995)				264,407,315

OPTIONS WRITTEN* — (0.0)%
(premiums received $65,446)				(16,094)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN — 99.9% (cost $264,977,549)				264,391,221
Other assets in excess of liabilities(z) — 0.1%				296,044

NET ASSETS — 100.0%				$264,687,265

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.

^	Indicates a Level 3 security. The aggregate value of Level 3 securities is $1,299,856 and 0.5% of net assets.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $2,798,258; cash collateral of $2,860,143 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.

(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at September 30, 2017.

(cc)	Variable rate instrument. The rate shown is based on the latest available information as of September 30, 2017. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.

(w)	PGIM Investments LLC, the manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund and Prudential Institutional Money Market Fund.

(z)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end, with the exception of options which are included in net assets at market value:

A486

AST BOND PORTFOLIO 2027 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Exchange Traded Options - Purchased:

Description	Call/ Put	Expiration Date	Strike Price	Contracts	Notional Amount (000)#	Value
5 Year U.S. Treasury Notes Futures	Call	11/24/17	$118.00	28	28	$6,563
10 Year U.S. Treasury Notes Futures	Call	10/27/17	$127.00	166	166	15,563
10 Year U.S. Treasury Notes Futures	Call	10/27/17	$131.00	83	83	—
5 Year U.S. Treasury Notes Futures	Put	11/24/17	$116.00	28	28	1,531

						$23,657

Exchange Traded Options - Written:

Description	Call/ Put	Expiration Date	Strike Price	Contracts	Notional Amount (000)#	Value
5 Year U.S. Treasury Notes Futures	Call	11/24/17	$119.00	28	28	$(1,969)
10 Year U.S. Treasury Notes Futures	Call	10/27/17	$129.00	249	249	(7,781)
5 Year U.S. Treasury Notes Futures	Put	11/24/17	$117.00	28	28	(6,344)

						$(16,094)

Futures contracts outstanding at September 30, 2017:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Position:
23	10 Year U.S. Ultra Treasury Notes	Dec. 2017	$3,119,974	$3,089,547	$(30,427)

Short Positions:
132	2 Year U.S. Treasury Notes	Dec. 2017	28,553,621	28,472,812	80,809
38	5 Year U.S. Treasury Notes	Dec. 2017	4,503,749	4,465,000	38,749
562	10 Year U.S. Treasury Notes	Dec. 2017	71,216,750	70,425,625	791,125
154	20 Year U.S. Treasury Bonds	Dec. 2017	23,847,735	23,533,125	314,610
12	30 Year U.S. Ultra Treasury Bonds	Dec. 2017	2,032,386	1,981,500	50,886

					1,276,179

					$1,245,752

Securities with a combined market value of $1,370,513 have been segregated with Citigroup Global Markets to cover requirements for open futures contracts at September 30, 2017.

Interest rate swap agreements outstanding at September 30, 2017:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at September 30, 2017	Unrealized Appreciation (Depreciation)
Centrally cleared swap agreements:
19,360	10/18/17	0.607%(T)	1 Day USOIS(1)(T)	$167	$48,100	$47,933
16,170	11/09/17	0.626%(T)	1 Day USOIS(1)(T)	186	44,447	44,261
15,900	06/30/19	1.486%(A)	1 Day USOIS(1)(A)	(6,038)	(2,143)	3,895
2,365	06/30/19	1.502%(A)	1 Day USOIS(1)(A)	(1,553)	(968)	585
2,420	12/31/20	1.678%(S)	3 Month LIBOR(1)(Q)	1,128	12,731	11,603
6,190	05/31/21	1.953%(S)	3 Month LIBOR(2)(Q)	3,274	45,300	42,026
5,414	05/31/21	1.948%(S)	3 Month LIBOR(2)(Q)	172	38,625	38,453
310	06/15/21	1.105%(S)	3 Month LIBOR(1)(Q)	151	8,068	7,917
19,705	08/31/21	2.015%(S)	3 Month LIBOR(1)(Q)	(10,133)	(85,728)	(75,595)
55,000	12/08/21	1.775%(S)	3 Month LIBOR(1)(Q)	450	99,054	98,604

A487

AST BOND PORTFOLIO 2027 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Interest rate swap agreements outstanding at September 30, 2017 (continued):

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at September 30, 2017	Unrealized Appreciation (Depreciation)
Centrally cleared swap agreements (cont’d.):
3,705	07/17/22	— (3)(Q)	— (3)(Q)	$165	$271	$106
2,000	12/31/22	1.903%(S)	3 Month LIBOR(1)(Q)	1,098	8,418	7,320
575	08/15/23	1.459%(S)	3 Month LIBOR(1)(Q)	23,646	19,173	(4,473)
3,473	11/15/23	2.209%(S)	3 Month LIBOR(1)(Q)	169	(49,842)	(50,011)
10	11/15/23	2.217%(S)	3 Month LIBOR(1)(Q)	(11)	(148)	(137)
20,000	12/08/23	1.963%(S)	3 Month LIBOR(1)(Q)	295	30,334	30,039
15,955	02/15/24	2.167%(S)	3 Month LIBOR(1)(Q)	(120,827)	(88,464)	32,363
9,830	02/15/24	2.183%(S)	3 Month LIBOR(1)(Q)	(12,358)	(64,495)	(52,137)
3,800	02/15/24	2.151%(S)	3 Month LIBOR(1)(Q)	(6,098)	(17,329)	(11,231)
2,060	02/15/24	2.115%(S)	3 Month LIBOR(1)(Q)	4,670	(4,851)	(9,521)
4,450	05/15/24	1.956%(S)	3 Month LIBOR(1)(Q)	13,165	40,899	27,734
600	12/31/24	2.072%(S)	3 Month LIBOR(1)(Q)	420	1,712	1,292
1,447	02/15/27	1.824%(A)	1 Day USOIS(1)(A)	19,731	14,576	(5,155)
920	02/15/27	2.067%(A)	1 Day USOIS(1)(A)	(543)	(10,203)	(9,660)
395	02/15/27	1.965%(A)	1 Day USOIS(1)(A)	—	(852)	(852)
260	02/15/27	1.899%(A)	1 Day USOIS(1)(A)	(135)	926	1,061
5,300	07/07/27	2.310%(S)	3 Month LIBOR(2)(Q)	—	30,733	30,733
20,000	12/01/27	2.183%(S)	3 Month LIBOR(2)(Q)	207	(69,590)	(69,797)
18,500	12/06/27	2.308%(S)	3 Month LIBOR(2)(Q)	227	152,867	152,640
283,200	12/31/27	2.255%(S)	3 Month LIBOR(2)(Q)	13,065,037	(244,206)	(13,309,243)
1,875	02/15/36	2.338%(S)	3 Month LIBOR(2)(Q)	(11,942)	(39,819)	(27,877)

				$12,964,720	$(82,404)	$(13,047,124)

Securities with a combined market value of $12,611,978 have been segregated with Citigroup Global Markets to cover requirements for open centrally cleared swap contracts at September 30, 2017.

(1)	The Portfolio pays the fixed rate and receives the floating rate.

(2)	The Portfolio pays the floating rate and receives the fixed rate.

(3)	The Portfolio pays the floating rate of 3 Month LIBOR and receives the floating rate of 1 Day USOIS plus 28 bps.

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

A488

AST BOND PORTFOLIO 2027 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

The following is a summary of the inputs used as of September 30, 2017 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities
Automobiles	$—	$19,058,971	$1,299,856
Collateralized Loan Obligations	—	10,576,838	—
Credit Cards	—	16,691,916	—
Equipment	—	800,442	—
Student Loans	—	1,850,705	—
Commercial Mortgage-Backed Securities	—	32,702,450	—
Corporate Bonds	—	39,299,873	—
Sovereign Bonds	—	6,213,660	—
U.S. Government Agency Obligations	—	26,836,353	—
U.S. Treasury Obligations	—	104,239,116	—
Affiliated Mutual Funds	4,813,478	—	—
Options Purchased	23,657	—	—
Options Written	(16,094)	—	—
Other Financial Instruments*
Futures Contracts	1,245,752	—	—
Centrally Cleared Interest Rate Swap Agreements	—	(13,047,124)	—

Total	$6,066,793	$245,223,200	$1,299,856

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

A489

AST BOND PORTFOLIO 2028

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

LONG-TERM INVESTMENTS — 83.6%

ASSET-BACKED SECURITIES — 6.6%

Automobiles — 3.3%
Ally Master Owner Trust, Series 2017-1, Class A, 1 Month LIBOR + 0.400%	1.634%(c)	02/15/21	50	$50,093
Enterprise Fleet Financing LLC, Series 2017-2, Class A2, 144A	1.970%	01/20/23	100	100,008
Ford Credit Auto Owner Trust, Series 2017-1, Class A, 144A	2.620%	08/15/28	100	101,011
Nissan Master Owner Trust Receivables, Series 2016-A, Class A1, 1 Month LIBOR + 0.640%	1.874%(c)	06/15/21	50	50,401

				301,513

Credit Cards — 3.3%
American Express Credit Account Master Trust, Series 2017-2, Class A, 1 Month LIBOR + 0.450%	1.686%(c)	09/16/24	100	100,772
Chase Issuance Trust, Series 2017-A1, Class A, 1 Month LIBOR + 0.300%	1.534%(c)	01/18/22	100	100,379
Citibank Credit Card Issuance Trust, Series 2017-A7, Class A7, 1 Month LIBOR + 0.370%	1.602%(c)	08/08/24	100	100,360

				301,511

TOTAL ASSET-BACKED SECURITIES
(cost $600,211)				603,024

COMMERCIAL MORTGAGE-BACKED SECURITIES — 11.7%
Citigroup Commercial Mortgage Trust, Series 2015-GC35, Class A4	3.818%	11/10/48	50	52,561
Citigroup Commercial Mortgage Trust, Series 2017-P8, Class A2	3.109%	09/15/50	100	100,366
Commercial Mortgage Trust, Series 2012-LC4, Class A4	3.288%	12/10/44	80	82,527
Commercial Mortgage Trust, Series 2014-LC15, Class A4	4.006%	04/10/47	50	53,218
Commercial Mortgage Trust, Series 2014-UBS4, Class A2	2.963%	08/10/47	110	111,688
Commercial Mortgage Trust, Series 2015-LC21, Class A1	1.606%	07/10/48	35	34,440
GS Mortgage Securities Trust, Series 2014-GC22, Class A3	3.516%	06/10/47	75	77,083
GS Mortgage Securities Trust, Series 2014-GC26, Class A5	3.629%	11/10/47	175	182,254
Ladder Capital Commercial Mortgage Securities Trust, Series 2017-LC26, Class A2, 144A	3.128%	07/12/50	30	30,671
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C17, Class A5	3.741%	08/15/47	95	99,415
UBS-Barclays Commercial Mortgage Trust, Series 2012-C3, Class A4	3.091%	08/10/49	20	20,522
UBS-Barclays Commercial Mortgage Trust, Series 2013-C6, Class A4	3.244%	04/10/46	50	51,615
Wells Fargo Commercial Mortgage Trust, Series 2015-NXS2, Class A5	3.767%(cc)	07/15/58	50	52,567
Wells Fargo Commercial Mortgage Trust, Series 2015-NXS4, Class A4	3.718%	12/15/48	70	73,256

A490

AST BOND PORTFOLIO 2028 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Interest Rate		Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
Wells Fargo Commercial Mortgage Trust, Series 2017-RB1, Class A2	2.749%	03/15/50	25	$25,298
WFRBS Commercial Mortgage Trust, Series 2014-LC14, Class A2	2.862%	03/15/47	20	20,225

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $1,070,927)				1,067,706

CORPORATE BONDS — 11.3%

Auto Manufacturers — 0.2%
General Motors Financial Co., Inc., Gtd. Notes	4.350%	01/17/27	20	20,553

Banks — 3.0%
Bank of America Corp., Sr. Unsec’d. Notes, MTN	3.093%	10/01/25	50	49,939
Bank of New York Mellon Corp. (The), Sr. Unsec’d. Notes, MTN	3.442%	02/07/28	50	51,165
Citigroup, Inc., Sr. Unsec’d. Notes	3.887%	01/10/28	50	51,330
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	3.850%	01/26/27	45	45,975
JPMorgan Chase & Co., Sr. Unsec’d. Notes	3.540%	05/01/28	30	30,273
Morgan Stanley, Sr. Unsec’d. Notes	3.625%	01/20/27	50	50,679

				279,361

Building Materials — 0.6%
Johnson Controls International PLC, Sr. Unsec’d. Notes	3.900%	02/14/26	50	52,659

Chemicals — 0.1%
LYB International Finance II BV, Gtd. Notes	3.500%	03/02/27	15	14,920

Commercial Services — 0.1%
Western Union Co. (The), Sr. Unsec’d. Notes, 3 Month LIBOR + 0.800%	2.115%(c)	05/22/19	10	10,005

Computers — 0.2%
Apple, Inc., Sr. Unsec’d. Notes	3.000%	02/09/24	15	15,371

Diversified Financial Services — 0.8%
Discover Financial Services, Sr. Unsec’d. Notes	4.100%	02/09/27	35	35,563
Visa, Inc., Sr. Unsec’d. Notes	2.150%	09/15/22	35	34,905

				70,468

Electric — 1.6%
Commonwealth Edison Co., First Mortgage	2.950%	08/15/27	35	34,840
Dominion Energy, Inc., Sr. Unsec’d. Notes	2.750%	01/15/22	50	50,465
MidAmerican Energy Co., First Mortgage	3.100%	05/01/27	60	60,189

				145,494

Insurance — 0.6%
Lincoln National Corp., Sr. Unsec’d. Notes	6.250%	02/15/20	50	54,571

Media — 0.7%
Comcast Corp., Gtd. Notes	3.000%	02/01/24	50	50,771
Discovery Communications LLC, Gtd. Notes	2.200%	09/20/19	15	15,050

				65,821

A491

AST BOND PORTFOLIO 2028 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Mining — 0.3%
Freeport-McMoRan, Inc., Gtd. Notes	2.375%	03/15/18	25	$25,000

Multi-National — 0.6%
Corp. Andina de Fomento (Supranational Bank), Sr. Unsec’d. Notes	4.375%	06/15/22	50	54,028

Oil & Gas — 1.2%
Devon Energy Corp., Sr. Unsec’d. Notes	4.000%	07/15/21	50	51,977
Valero Energy Corp., Sr. Unsec’d. Notes	9.375%	03/15/19	50	55,049

				107,026

Pipelines — 0.2%
MPLX LP, Sr. Unsec’d. Notes	4.125%	03/01/27	15	15,273

Software — 1.1%
Fidelity National Information Services, Inc., Sr. Unsec’d. Notes	2.850%	10/15/18	50	50,584
Microsoft Corp., Sr. Unsec’d. Notes	3.300%	02/06/27	50	51,770

				102,354

TOTAL CORPORATE BONDS (cost $1,021,018)				1,032,904

SOVEREIGN BONDS — 1.6%
Province of Alberta (Canada), Unsec’d. Notes	2.200%	07/26/22	45	44,783
Province of Manitoba (Canada), Sr. Unsec’d. Notes	2.125%	05/04/22	60	59,630
Province of Quebec (Canada), Sr. Unsec’d. Notes	2.750%	04/12/27	40	39,951

TOTAL SOVEREIGN BONDS (cost $144,342)				144,364

U.S. GOVERNMENT AGENCY OBLIGATIONS — 8.6%
Federal Home Loan Banks	1.250%	01/16/19	250	249,391
Federal Home Loan Mortgage Corp.	0.875%	10/12/18	250	248,758
Federal National Mortgage Assoc.(k)	1.875%	09/24/26	285	270,540
Tennessee Valley Authority, Sr. Unsec’d. Notes	2.875%	02/01/27	20	20,519

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $783,630)				789,208

U.S. TREASURY OBLIGATIONS — 43.8%
U.S. Treasury Bonds	2.875%	08/15/45	395	396,697
U.S. Treasury Bonds	3.000%	05/15/45	735	756,820
U.S. Treasury Bonds	3.625%	08/15/43	170	195,088
U.S. Treasury Notes	1.750%	05/15/23	1,620	1,596,396
U.S. Treasury Notes	1.875%	04/30/22	76	75,932
U.S. Treasury Notes	2.000%	06/30/24	765	758,126
U.S. Treasury Notes	2.125%	05/15/25	60	59,611
U.S. Treasury Notes	2.250%	11/15/25	150	149,994
U.S. Treasury Notes	2.250%	02/15/27	10	9,940

TOTAL U.S. TREASURY OBLIGATIONS (cost $3,973,993)				3,998,604

A492

AST BOND PORTFOLIO 2028 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

		Value

TOTAL LONG-TERM INVESTMENTS (cost $ 7,594,121)		$7,635,810

	Shares

SHORT-TERM INVESTMENTS — 10.8%

AFFILIATED MUTUAL FUND — 10.8%
Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund(w) (cost $982,306)	982,306	982,306

OPTIONS PURCHASED* — 0.0%
(cost $ 332)		289

TOTAL SHORT-TERM INVESTMENTS (cost $982,638)		982,595

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN — 94.4% (cost $8,576,759)		8,618,405

OPTIONS WRITTEN* — (0.0)%
(premiums received $271)		(297)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN — 94.4% (cost $ 8,576,488)		8,618,108

Other assets in excess of liabilities(z) — 5.6%		513,132

NET ASSETS — 100.0%		$9,131,240

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.

(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at September 30, 2017.

(cc)	Variable rate instrument. The rate shown is based on the latest available information as of September 30, 2017. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.

(w)	PGIM Investments LLC, the manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund.

(z)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end, with the exception of options which are included in net assets at market value:

Exchange Traded Options - Purchased

Description	Call/ Put	Expiration Date	Strike Price	Contracts	Notional Amount (000)#	Value
5 Year U.S. Treasury Notes Futures	Call	11/24/17	$118.00	1	1	$234
5 Year U.S. Treasury Notes Futures	Put	11/24/17	$116.00	1	1	55

						$289

Exchange Traded Options - Written

Description	Call/ Put	Expiration Date	Strike Price	Contracts	Notional Amount (000)#	Value
5 Year U.S. Treasury Notes Futures	Call	11/24/17	$119.00	1	1	$(70)
5 Year U.S. Treasury Notes Futures	Put	11/24/17	$117.00	1	1	(227)

						$(297)

A493

AST BOND PORTFOLIO 2028 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Futures contracts outstanding at September 30, 2017:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Current Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Long Position:
1	10 Year U.S. Ultra Treasury Notes	Dec. 2017	$135,650	$134,328	$(1,322)

Short Positions:
3	2 Year U.S. Treasury Notes	Dec. 2017	648,982	647,109	1,873
10	5 Year U.S. Treasury Notes	Dec. 2017	1,178,915	1,175,000	3,915
3	10 Year U.S. Treasury Notes	Dec. 2017	379,620	375,938	3,682
6	20 Year U.S. Treasury Bonds	Dec. 2017	929,053	916,875	12,178
5	30 Year U.S. Ultra Treasury Bonds	Dec. 2017	838,367	825,625	12,742

					34,390

					$33,068

A security with a market value of $161,375 has been segregated with Citigroup Global Markets to cover requirements for open futures contracts at September 30, 2017.

Interest rate swap agreements outstanding at September 30, 2017:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at September 30, 2017	Unrealized Appreciation (Depreciation)
Centrally cleared swap agreements:
645	06/30/19	1.486%(A)	1 Day USOIS(1)(A)	$(261)	$(87)	$174
465	08/31/21	2.015%(S)	3 Month LIBOR(1)(Q)	164	(2,023)	(2,187)
365	02/15/24	2.167%(S)	3 Month LIBOR(1)(Q)	(1,823)	(2,024)	(201)
244	02/15/24	2.151%(S)	3 Month LIBOR(1)(Q)	(451)	(1,113)	(662)
120	02/15/24	2.115%(S)	3 Month LIBOR(1)(Q)	—	(283)	(283)
865	05/15/24	1.956%(S)	3 Month LIBOR(1)(Q)	2,813	7,951	5,138
131	02/15/27	1.824%(A)	1 Day USOIS(1)(A)	1,615	1,320	(295)
1,300	07/10/27	2.354%(S)	3 Month LIBOR(2)(Q)	—	12,622	12,622
3,130	08/15/27	2.154%(S)	3 Month LIBOR(2)(Q)	11,140	(30,879)	(42,019)
2,900	12/28/28	0.000%(T)	3 Month LIBOR(2)(T)	1,174	49,197	48,023
1,500	12/28/28	0.000%(T)	3 Month LIBOR(2)(T)	680	25,310	24,630
405	02/15/36	2.338%(S)	3 Month LIBOR(2)(Q)	(2,863)	(8,601)	(5,738)

				$12,188	$51,390	$39,202

Cash of $520,000 has been segregated with Citigroup Global Markets to cover requirements for open centrally cleared swap contracts at September 30, 2017.

(1)	The Portfolio pays the fixed rate and receives the floating rate.

(2)	The Portfolio pays the floating rate and receives the fixed rate.

A494

AST BOND PORTFOLIO 2028 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2017 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities
Automobiles	$—	$301,513	$—
Credit Cards	—	301,511	—
Commercial Mortgage-Backed Securities	—	1,067,706	—
Corporate Bonds	—	1,032,904	—
Sovereign Bonds	—	144,364	—
U.S. Government Agency Obligations	—	789,208	—
U.S. Treasury Obligations	—	3,998,604	—
Affiliated Mutual Fund	982,306	—	—
Options Purchased	289	—	—
Options Written	(297)	—	—
Other Financial Instruments*
Futures Contracts	33,068	—	—
Centrally Cleared Interest Rate Swap Agreements	—	39,202	—

Total	$1,015,366	$7,675,012	$—

* Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

A495

AST CLEARBRIDGE DIVIDEND GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

	Shares	Value

LONG-TERM INVESTMENTS — 95.5%
COMMON STOCKS
Aerospace & Defense — 2.0%
Raytheon Co.	172,650	$32,213,037

Air Freight & Logistics — 2.1%
United Parcel Service, Inc. (Class B Stock)	279,000	33,505,110

Automobiles — 1.4%
General Motors Co.	550,000	22,209,000

Banks — 5.6%
Bank of America Corp.	825,000	20,905,500
JPMorgan Chase & Co.	500,000	47,755,000
U.S. Bancorp	153,530	8,227,673
Wells Fargo & Co.	270,250	14,904,288

		91,792,461

Beverages — 3.4%
Anheuser-Busch InBev SA/NV (Belgium), ADR(a)	100,000	11,930,000
Coca-Cola Co. (The)	600,000	27,006,000
PepsiCo, Inc.	150,000	16,714,500

		55,650,500

Capital Markets — 5.8%
Bank of New York Mellon Corp. (The)	711,280	37,712,066
BlackRock, Inc.	41,000	18,330,690
Blackstone Group LP (The), MLP	1,150,000	38,375,500

		94,418,256

Chemicals — 5.2%
DowDuPont, Inc.	428,927	29,694,616
Ecolab, Inc.	178,850	23,001,899
PPG Industries, Inc.	300,000	32,598,000

		85,294,515

Commercial Services & Supplies — 1.5%
Waste Management, Inc.	315,000	24,655,050

Containers & Packaging — 1.9%
International Paper Co.	547,330	31,099,291

Diversified Financial Services — 2.3%
Berkshire Hathaway, Inc. (Class B Stock)*	200,000	36,664,000

Diversified Telecommunication Services — 1.0%
Verizon Communications, Inc.	315,000	15,589,350

Electric Utilities — 2.3%
Brookfield Infrastructure Partners LP (Canada)	541,115	23,343,701
NextEra Energy, Inc.	97,310	14,260,781

		37,604,482

Energy Equipment & Services — 2.2%
Schlumberger Ltd.	500,000	34,880,000

Equity Real Estate Investment Trusts (REITs) — 4.3%
American Tower Corp.	223,730	30,579,416
Healthcare Trust of America, Inc. (Class A Stock)	580,610	17,302,178
Weyerhaeuser Co.	650,000	22,119,500

		70,001,094

Food & Staples Retailing — 3.3%
Costco Wholesale Corp.	128,830	21,165,481
Sysco Corp.	160,000	8,632,000

	Shares	Value

COMMON STOCKS (Continued)
Food & Staples Retailing (cont’d.)
Wal-Mart Stores, Inc.	310,900	$24,293,726

		54,091,207

Food Products — 4.8%
Lamb Weston Holdings, Inc.	268,470	12,588,558
McCormick & Co., Inc.(a)	168,630	17,308,183
Mondelez International, Inc. (Class A Stock)	400,000	16,264,000
Nestle SA (Switzerland), ADR(a)	369,100	31,008,091

		77,168,832

Health Care Providers & Services — 1.0%
UnitedHealth Group, Inc.	82,620	16,181,127

Hotels, Restaurants & Leisure — 1.4%
McDonald’s Corp.	144,160	22,586,989

Household Products — 3.4%
Kimberly-Clark Corp.	200,000	23,536,000
Procter & Gamble Co. (The)	350,000	31,843,000

		55,379,000

Independent Power & Renewable Electricity Producers — 0.6%
Brookfield Renewable Partners LP (Canada), MLP, (NYSE)	47,160	1,580,803
Brookfield Renewable Partners LP (Canada), MLP, (TSX)	241,760	8,100,970

		9,681,773

Industrial Conglomerates — 2.3%
3M Co.	180,070	37,796,693

Insurance — 2.7%
MetLife, Inc.	418,050	21,717,698
Travelers Cos., Inc. (The)	180,510	22,116,085

		43,833,783

IT Services — 2.4%
Mastercard, Inc. (Class A Stock)	145,000	20,474,000
Visa, Inc. (Class A Stock)(a)	180,000	18,943,200

		39,417,200

Machinery — 0.5%
Pentair PLC (United Kingdom)	125,000	8,494,999

Media — 5.7%
Comcast Corp. (Class A Stock)	773,880	29,778,902
Time Warner, Inc.	320,000	32,784,000
Walt Disney Co. (The)	302,600	29,827,282

		92,390,184

Multi-Utilities — 1.6%
WEC Energy Group, Inc.	418,750	26,289,125

Oil, Gas & Consumable Fuels — 7.3%
Enbridge, Inc. (Canada)	729,537	30,523,828
Exxon Mobil Corp.	341,250	27,975,675
Kinder Morgan, Inc.	800,000	15,344,000
Phillips 66	148,310	13,586,679
Williams Cos., Inc. (The)	1,050,000	31,510,500

		118,940,682

Pharmaceuticals — 6.4%
Johnson & Johnson	238,640	31,025,586
Merck & Co., Inc.	446,820	28,609,885

A496

AST CLEARBRIDGE DIVIDEND GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Pharmaceuticals (cont’d.)
Pfizer, Inc.	600,000	$21,420,000
Zoetis, Inc.	366,220	23,350,187

		104,405,658

Road & Rail — 1.6%
Union Pacific Corp.	230,380	26,717,169

Semiconductors & Semiconductor Equipment — 2.3%
Intel Corp.	559,070	21,289,386
Texas Instruments, Inc.	170,000	15,238,800

		36,528,186

Software — 2.2%
Microsoft Corp.	480,130	35,764,884

Specialty Retail — 2.9%
Home Depot, Inc. (The)	210,300	34,396,668
Tiffany & Co.	138,180	12,682,160

		47,078,828

Technology Hardware, Storage & Peripherals — 2.1%
Apple, Inc.	225,020	34,680,082

TOTAL LONG-TERM INVESTMENTS (cost $1,191,249,107)		1,553,002,547

SHORT-TERM INVESTMENTS — 7.4%

AFFILIATED MUTUAL FUND — 3.0%
Prudential Investment Portfolios 2 - Prudential Institutional Money Market Fund (cost $48,610,236; includes $48,560,601 of cash collateral for securities on loan)(b)(w)	48,605,376	48,610,236

	Shares	Value
UNAFFILIATED FUND — 4.4%
Fidelity Investments Money Market Funds - Treasury Only Portfolio (cost $71,262,663)	71,262,663	$71,262,663

TOTAL SHORT-TERM INVESTMENTS (cost $119,872,899)		119,872,899

TOTAL INVESTMENTS — 102.9% (cost $1,311,122,006)		1,672,875,446
Liabilities in excess of other assets — (2.9)%		(46,376,822)

NET ASSETS — 100.0%		$1,626,498,624

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $47,857,594; cash collateral of $48,560,601 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Institutional Money Market Fund.

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2017 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$32,213,037	$—	$—
Air Freight & Logistics	33,505,110	—	—
Automobiles	22,209,000	—	—
Banks	91,792,461	—	—
Beverages	55,650,500	—	—
Capital Markets	94,418,256	—	—
Chemicals	85,294,515	—	—
Commercial Services & Supplies	24,655,050	—	—

A497

AST CLEARBRIDGE DIVIDEND GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Common Stocks (continued)
Containers & Packaging	$31,099,291	$—	$—
Diversified Financial Services	36,664,000	—	—
Diversified Telecommunication Services	15,589,350	—	—
Electric Utilities	37,604,482	—	—
Energy Equipment & Services	34,880,000	—	—
Equity Real Estate Investment Trusts (REITs)	70,001,094	—	—
Food & Staples Retailing	54,091,207	—	—
Food Products	77,168,832	—	—
Health Care Providers & Services	16,181,127	—	—
Hotels, Restaurants & Leisure	22,586,989	—	—
Household Products	55,379,000	—	—
Independent Power & Renewable Electricity Producers	9,681,773	—	—
Industrial Conglomerates	37,796,693	—	—
Insurance	43,833,783	—	—
IT Services	39,417,200	—	—
Machinery	8,494,999	—	—
Media	92,390,184	—	—
Multi-Utilities	26,289,125	—	—
Oil, Gas & Consumable Fuels	118,940,682	—	—
Pharmaceuticals	104,405,658	—	—
Road & Rail	26,717,169	—	—
Semiconductors & Semiconductor Equipment	36,528,186	—	—
Software	35,764,884	—	—
Specialty Retail	47,078,828	—	—
Technology Hardware, Storage & Peripherals	34,680,082	—	—
Affiliated Mutual Fund	48,610,236	—	—
Unaffiliated Fund	71,262,663	—	—

Total	$1,672,875,446	$—	$—

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

A498

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 88.0%
AFFILIATED MUTUAL FUNDS
AST AB Global Bond Portfolio*	40,261,170	$436,431,086
AST AQR Emerging Markets Equity Portfolio*	2,575,599	31,345,034
AST AQR Large-Cap Portfolio*	73,156,584	1,245,856,627
AST BlackRock Low Duration Bond Portfolio*	2,309,303	24,801,915
AST BlackRock/Loomis Sayles Bond Portfolio*	9,567,563	130,023,186
AST ClearBridge Dividend Growth Portfolio*	41,444,962	690,887,509
AST Goldman Sachs Global Income Portfolio*	19,152,685	203,976,092
AST Goldman Sachs Large-Cap Value Portfolio*	12,412,002	375,214,830
AST Goldman Sachs Mid-Cap Growth Portfolio*	6,446,351	57,501,451
AST Goldman Sachs Small-Cap Value Portfolio*	5,106,247	116,626,690
AST Goldman Sachs Strategic Income Portfolio*	7,788,825	75,317,940
AST Government Money Market Portfolio	11,107,895	11,107,895
AST High Yield Portfolio*	11,540,358	115,634,389
AST Hotchkis & Wiley Large-Cap Value Portfolio*	17,130,713	479,146,049
AST International Growth Portfolio*	46,811,868	802,355,415
AST International Value Portfolio*	36,717,300	758,946,586
AST Jennison Large-Cap Growth Portfolio*	13,224,316	384,034,134
AST Loomis Sayles Large-Cap Growth Portfolio*	14,030,946	658,752,903
AST Lord Abbett Core Fixed Income Portfolio*	14,331,877	180,438,335
AST MFS Growth Portfolio*	16,666,164	371,322,132
AST MFS Large-Cap Value Portfolio*	29,672,960	568,830,639
AST Neuberger Berman/LSV Mid-Cap Value Portfolio*	1,037,592	34,811,222
AST Parametric Emerging Markets Equity Portfolio*	1,860,262	17,951,530
AST Prudential Core Bond Portfolio*	51,483,464	627,583,430
AST QMA International Core Equity Portfolio*	31,417,778	387,067,025
AST QMA Large-Cap Portfolio*	72,335,197	1,257,185,721
AST Small-Cap Growth Opportunities Portfolio*	7,787,267	147,179,341
AST Small-Cap Growth Portfolio*	3,589,040	149,196,410
AST Small-Cap Value Portfolio*	6,837,326	191,787,005
AST T. Rowe Price Large-Cap Growth Portfolio*	14,686,917	474,240,541
AST T. Rowe Price Large-Cap Value Portfolio*	33,297,578	478,153,224
AST Templeton Global Bond Portfolio*	79,450	889,041
AST WEDGE Capital Mid-Cap Value Portfolio*	1,420,596	34,747,774
AST Wellington Management Global Bond Portfolio*	48,301,486	509,097,661
AST Western Asset Core Plus Bond Portfolio*	33,231,026	424,360,204
AST Western Asset Emerging Markets Debt Portfolio*	1,624,689	18,456,471

		Shares	Value
TOTAL LONG-TERM INVESTMENTS (cost $9,828,246,241)(w)			$12,471,257,437

SHORT-TERM INVESTMENTS — 11.4%
AFFILIATED MUTUAL FUND — 11.0%
Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund (cost $1,557,723,525)(w)		1,557,723,525	1,557,723,525

Interest Rate	Maturity Date	Principal Amount (000)#
U.S. TREASURY OBLIGATIONS(k)(n) — 0.4%
U.S. Treasury Bills
0.967%	12/21/17	3,500	3,492,281
1.020%	12/21/17	48,000	47,894,133

TOTAL U.S. TREASURY OBLIGATIONS (cost $51,383,675)			51,386,414

TOTAL SHORT-TERM INVESTMENTS (cost $1,609,107,200)			1,609,109,939

TOTAL INVESTMENTS — 99.4% (cost $11,437,353,441)			14,080,367,376
Other assets in excess of liabilities(z) — 0.6%			81,625,039

NET ASSETS — 100.0%			$14,161,992,415

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.

#	Principal amount is shown in U.S. dollars unless otherwise stated.

(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.

(n)	Rate shown reflects yield to maturity at purchase date.

(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as the manager/co-manager of the underlying portfolios in which the Portfolio invests.

(z)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

A499

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Futures contracts outstanding at September 30, 2017:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
809	2 Year U.S. Treasury Notes	Dec. 2017	$174,920,453	$174,503,829	$ (416,624)
1,157	10 Year U.S. Treasury Notes	Dec. 2017	146,251,499	144,986,563	(1,264,936)
233	CAC40 10 Euro	Oct. 2017	14,244,091	14,668,178	424,087
34	DAX Index	Dec. 2017	12,532,502	12,856,991	324,489
1,681	Euro STOXX 50 Index	Dec. 2017	69,056,891	71,046,638	1,989,747
150	FTSE 100 Index	Dec. 2017	14,855,883	14,732,268	(123,615)
317	Mini MSCI EAFE Index	Dec. 2017	31,167,439	31,357,640	190,201
1,319	Russell 2000 Mini Index	Dec. 2017	93,752,617	98,456,755	4,704,138
4,058	S&P 500 E-Mini Index	Dec. 2017	500,956,612	510,516,690	9,560,078
624	S&P 500 Index	Dec. 2017	386,568,000	392,511,600	5,943,600
813	TOPIX Index	Dec. 2017	114,100,442	121,019,773	6,919,331

					$28,250,496

Foreign currency of $1,691,813 and securities with a combined market value of $51,386,414 have been segregated with Goldman Sachs & Co. to cover requirements for open futures contracts at September 30, 2017.

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2017 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Affiliated Mutual Funds	$14,028,980,962	$—	$—
U.S. Treasury Obligations	—	51,386,414	—
Other Financial Instruments*
Futures Contracts	28,250,496	—	—

Total	$14,057,231,458	$51,386,414	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

A500

AST COHEN & STEERS REALTY PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

	Shares	Value

LONG-TERM INVESTMENTS — 99.4%

COMMON STOCKS
Casinos & Gaming — 1.0%
Red Rock Resorts, Inc. (Class A Stock)(a)	268,158	$6,210,538

Diversified REITs — 1.5%
Empire State Realty Trust, Inc. (Class A Stock)	451,032	9,264,197

Health Care REITs — 7.0%
HCP, Inc.	763,498	21,248,149
Healthcare Trust of America, Inc. (Class A Stock)	593,135	17,675,423
Physicians Realty Trust	354,395	6,283,423

		45,206,995

Hotel & Resort REITs — 4.7%
Apple Hospitality REIT, Inc.	372,204	7,038,378
Host Hotels & Resorts, Inc.(a)	530,427	9,807,595
Park Hotels & Resorts, Inc.	250,595	6,906,398
RLJ Lodging Trust	293,850	6,464,700

		30,217,071

Hotels, Resorts & Cruise Lines — 1.3%
Hilton Worldwide Holdings, Inc.	123,923	8,606,452

Industrial REITs — 5.1%
Prologis, Inc.	519,574	32,972,166

Office REITs — 15.6%
Alexandria Real Estate Equities, Inc.	54,126	6,439,370
Boston Properties, Inc.	161,080	19,793,510
Corporate Office Properties Trust	316,744	10,398,706
Cousins Properties, Inc.(a)	1,473,245	13,760,108
Douglas Emmett, Inc.	385,032	15,177,961
Highwoods Properties, Inc.	128,529	6,695,076
Hudson Pacific Properties, Inc.	153,161	5,135,488
Kilroy Realty Corp.	129,436	9,205,488
SL Green Realty Corp.(a)	134,123	13,589,342

		100,195,049

Residential REITs — 25.9%
American Campus Communities, Inc.	376,233	16,610,688
American Homes 4 Rent (Class A Stock)	193,193	4,194,220
Apartment Investment & Management Co. (Class A Stock)	403,037	17,677,203
AvalonBay Communities, Inc.	73,526	13,118,510
Camden Property Trust	148,908	13,617,637
Education Realty Trust, Inc.	211,636	7,604,081
Equity LifeStyle Properties, Inc.	84,779	7,212,997
Equity Residential	183,073	12,070,004
Essex Property Trust, Inc.(a)	86,058	21,861,314
Starwood Waypoint Homes(a)	85,971	3,126,765
Sun Communities, Inc.	186,528	15,981,719
UDR, Inc.	880,918	33,501,312

		166,576,450

Retail REITs — 16.0%
Brixmor Property Group, Inc.	289,900	5,450,120
GGP, Inc.(a)	743,802	15,448,768
Regency Centers Corp.	280,893	17,426,602
Simon Property Group, Inc.	226,649	36,492,755
Urban Edge Properties	497,880	12,008,866

	Shares	Value

COMMON STOCKS (Continued)
Retail REITs (cont’d.)
Weingarten Realty Investors(a)	499,115	$15,841,910

		102,669,021

Specialized REITs — 21.3%
Crown Castle International Corp.	210,533	21,049,089
CyrusOne, Inc.	141,699	8,350,322
Digital Realty Trust, Inc.(a)	264,069	31,247,285
Equinix, Inc.	83,142	37,106,275
Extra Space Storage, Inc.(a)	234,748	18,761,060
GEO Group, Inc. (The)	131,179	3,528,715
Life Storage, Inc.	48,247	3,947,087
Public Storage	60,645	12,977,424

		136,967,257

TOTAL LONG-TERM INVESTMENTS (cost $612,261,473)		638,885,196

SHORT-TERM INVESTMENT — 11.3%

AFFILIATED MUTUAL FUNDS
Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund(w)	3,079,400	3,079,400
Prudential Investment Portfolios 2 - Prudential Institutional Money Market Fund (cost $69,082,542; includes $69,040,660 of cash collateral for securities on loan)(b)(w)	69,075,634	69,082,542

TOTAL SHORT-TERM INVESTMENTS (cost $72,161,942)		72,161,942

TOTAL INVESTMENTS — 110.7% (cost $684,423,415)		711,047,138
Liabilities in excess of other assets — (10.7)%		(68,471,287)

NET ASSETS — 100.0%		$642,575,851

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $67,579,853; cash collateral of $69,040,660 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.

(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund and Prudential Institutional Money Market Fund.

A501

AST COHEN & STEERS REALTY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2017 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Casinos & Gaming	$6,210,538	$—	$—
Diversified REITs	9,264,197	—	—
Health Care REITs	45,206,995	—	—
Hotel & Resort REITs	30,217,071	—	—
Hotels, Resorts & Cruise Lines	8,606,452	—	—
Industrial REITs	32,972,166	—	—
Office REITs	100,195,049	—	—
Residential REITs	166,576,450	—	—
Retail REITs	102,669,021	—	—
Specialized REITs	136,967,257	—	—
Affiliated Mutual Funds	72,161,942	—	—

Total	$711,047,138	$—	$—

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

A502

AST COLUMBIA ADAPTIVE RISK ALLOCATION PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

			Shares	Value

LONG-TERM INVESTMENTS — 49.5%

UNAFFILIATED EXCHANGE TRADED FUNDS — 6.8%
iShares MSCI Canada ETF			12,805	$370,577
iShares U.S. Real Estate ETF(a)			12,174	972,459

TOTAL UNAFFILIATED EXCHANGE TRADED FUNDS (cost $1,337,768)				1,343,036

UNAFFILIATED FUND** — 11.0%
Columbia Commodity Strategy Fund (Class Z Stock)* (cost $2,145,033)			398,917	2,166,122

Interest Rate	Maturity Date		Principal Amount (000)#

FOREIGN GOVERNMENT BONDS — 13.8%
Australia Government Bond (Australia),
Sr. Unsec’d. Notes
3.000%	09/20/25	AUD	32	34,746
Bundesrepublik Deutschland (Germany),
Bonds
2.500%	08/15/46	EUR	14	21,547
Bundesrepublik Deutschland Bundesobligation Inflation Linked Bond (Germany),
Bonds, TIPS
0.750%	04/15/18	EUR	25	32,040
Canadian Government Real Return Bond (Canada),
Bonds
1.250%	12/01/47	CAD	39	36,524
Deutsche Bundesrepublik Inflation Linked Bond (Germany),
Bonds
0.100%	04/15/46	EUR	13	17,776
Bonds, TIPS
0.100%	04/15/23	EUR	35	46,777
French Republic Government Bond OAT (France),
Bonds
3.250%	05/25/45	EUR	20	31,460
Bonds, TIPS
0.250%	07/25/24	EUR	86	114,484
1.800%	07/25/40	EUR	42	83,119
Italy Buoni Poliennali del Tesoro (Italy),
Bonds, TIPS
2.100%	09/15/21	EUR	13	18,643
2.550%	09/15/41	EUR	44	66,394
3.100%	09/15/26	EUR	13	19,769
Italy Buoni Poliennali Del Tesoro (Italy),
Sr. Unsec’d. Notes, 144A
2.350%	09/15/24	EUR	5	6,787
Japan Government Thirty Year Bond (Japan),
Sr. Unsec’d. Notes
0.800%	03/20/47	JPY	24,750	216,870
0.800%	06/20/47	JPY	3,750	32,809
2.400%	03/20/37	JPY	6,100	72,507
Japan Government Twenty Year Bond (Japan),
Sr. Unsec’d. Notes
0.600%	06/20/37	JPY	1,100	9,826
1.500%	06/20/32	JPY	450	4,686
1.600%	03/20/32	JPY	2,150	22,664
Japanese Government CPI Linked Bond (Japan),
Sr. Unsec’d. Notes
0.100%	03/10/27	JPY	6,100	56,760

Interest Rate	Maturity Date		Principal Amount (000)#	Value

FOREIGN GOVERNMENT BONDS (Continued)
Kingdom of Belgium Government Bond (Belgium),
Unsec’d. Notes, 144A
2.600%	06/22/24	EUR	143	$196,455
Mexican Bonos (Mexico),
Bonds
6.500%	06/10/21	MXN	1,200	65,489
Netherlands Government Bond (Netherlands),
Bonds, 144A
0.750%	07/15/27	EUR	85	102,096
New Zealand Government Bond (New Zealand),
2.000%	09/20/25	NZD	26	20,119
Poland Government Bond (Poland),
Bonds
2.500%	07/25/26	PLN	71	18,280
Portugal Obrigacoes do Tesouro OT (Portugal),
Sr. Unsec’d. Notes, 144A
2.875%	10/15/25	EUR	9	11,325
Spain Government Bond (Spain),
Sr. Unsec’d. Notes, 144A
5.850%	01/31/22	EUR	255	374,995
Spain Government Inflation Linked Bond (Spain),
Sr. Unsec’d. Notes, 144A
1.000%	11/30/30	EUR	24	29,693
Spanish Government (Spain),
Sr. Unsec’d. Notes, 144A
4.200%	01/31/37	EUR	29	43,727
Sweden Inflation Linked Bond (Sweden),
Bonds
1.000%	06/01/25	SEK	180	27,187
United Kingdom Gilt (United Kingdom),
Unsec’d. Notes
3.500%	01/22/45	GBP	30	53,391
United Kingdom Gilt Inflation Linked (United Kingdom),
Bonds
0.125%	03/22/24	GBP	62	107,137
0.250%	03/22/52	GBP	60	160,766
Bonds, TIPS
0.125%	03/22/44	GBP	69	158,339
0.125%	11/22/65	GBP	45	136,576
0.750%	03/22/34	GBP	97	219,111
Sr. Unsec’d. Notes
0.125%	03/22/29	GBP	23	43,288

TOTAL FOREIGN GOVERNMENT BONDS (cost $2,661,419)				2,714,162

U.S. GOVERNMENT AGENCY OBLIGATIONS — 4.9%
Federal National Mortgage Assoc.(tt)
2.500%	TBA		120	120,816
3.000%	TBA		190	190,623
3.500%	TBA		250	257,725
4.000%	TBA		120	126,347
4.500%	TBA		45	48,305
Government National Mortgage Assoc.(tt)
3.500%	TBA		69	71,717

A503

AST COLUMBIA ADAPTIVE RISK ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
3.500%	TBA	150	$156,029

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $975,847)			971,562

U.S. TREASURY OBLIGATIONS — 13.0%
U.S. Treasury Bonds
2.500%	02/15/45	43	40,104
U.S. Treasury Inflation Indexed Bonds
0.125%	01/15/22	153	165,999
1.125%	01/15/21	45	52,361
U.S. Treasury Inflation Indexed Bonds, TIPS
0.125%	04/15/19	91	95,422
0.125%	07/15/24	63	64,297
0.125%	07/15/26	108	107,253
0.250%	01/15/25	162	165,773
0.625%	01/15/24	180	192,834
0.625%	02/15/43	68	67,656
0.750%	02/15/42	73	76,404
0.750%	02/15/45	49	48,581
U.S. Treasury Notes
2.250%(a)	08/15/27	1,029	1,022,005
3.625%	02/15/21	437	464,688

TOTAL U.S. TREASURY OBLIGATIONS (cost $2,576,190)			2,563,377

TOTAL LONG-TERM INVESTMENTS (cost $9,696,257)			9,758,259

		Shares

SHORT-TERM INVESTMENTS — 58.2%
AFFILIATED MUTUAL FUNDS
Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund(w)		10,097,795	10,097,795
Prudential Investment Portfolios 2 - Prudential Institutional Money Market Fund (cost $1,376,914; includes $1,375,411 of cash collateral for securities on loan)(b)(w)		1,376,777	1,376,914

TOTAL SHORT-TERM INVESTMENTS (cost $11,474,709)	11,474,709

Value
TOTAL INVESTMENTS — 107.7% (cost $21,170,966)	21,232,968
Liabilities in excess of other assets(z) — (7.7)%	(1,509,929)

NET ASSETS — 100.0%	$19,723,039

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.

**	Investment is an affiliate of the Subadvisor.

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $1,346,133; cash collateral of $1,375,411 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.

(tt)	All or partial principal amount represents “TBA” mortgage dollar rolls. The aggregate mortgage dollar roll principal amount of $944,000 is 4.8% of net assets.

(w)	PGIM Investments LLC, the manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund and Prudential Institutional Money Market Fund.

(z)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end.

Futures contracts outstanding at September 30, 2017:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
2	3 Year Australian Treasury Bonds	Dec. 2017	$475,913	$475,112	$ (801)
2	5 Year Euro-Bobl	Dec. 2017	311,098	310,082	(1,016)
4	10 Year Australian Treasury Bonds	Dec. 2017	3,096,654	3,088,387	(8,267)
2	10 Year Euro-Bund	Dec. 2017	383,595	380,593	(3,002)
5	10 Year Mini Japanese Government Bonds	Dec. 2017	671,006	668,207	(2,799)
2	10 Year U.K. Gilt	Dec. 2017	340,239	331,998	(8,241)
16	10 Year U.S. Treasury Notes	Dec. 2017	2,027,625	2,005,000	(22,625)
2	10 Year U.S. Ultra Treasury Notes	Dec. 2017	272,469	268,656	(3,813)
1	Euro Schatz. DUA Index	Dec. 2017	132,573	132,526	(47)

A504

AST COLUMBIA ADAPTIVE RISK ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Futures contracts outstanding at September 30, 2017 (continued):

Number of Contracts	Type	Expiration Date	Value at Trade Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions (cont’d.):
2	Euro-BTP Italian Government Bond	Dec. 2017	$320,601	$319,017	$(1,584)
2	Euro-OAT	Dec. 2017	369,391	366,718	(2,673)
36	Mini MSCI EAFE Index	Dec. 2017	3,530,815	3,561,120	30,305
34	Mini MSCI Emerging Markets Index	Dec. 2017	1,854,580	1,851,810	(2,770)
45	S&P 500 E-Mini Index	Dec. 2017	5,586,968	5,661,225	74,257
1	Short-Term Euro-BTP Italian Government Bond	Dec. 2017	133,070	133,294	224
4	TOPIX Index	Dec. 2017	558,631	595,423	36,792

					$83,940

Short Position:
12	FTSE 100 Index	Dec. 2017	1,181,332	1,178,581	2,751

					$86,691

Cash and foreign currency of $392,413 has been segregated with JPMorgan Chase to cover requirements for open futures contracts at September 30, 2017.

Forward foreign currency exchange contracts outstanding at September 30, 2017:

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts:
Australian Dollar,
Expiring 10/13/17	Citigroup Global Markets	AUD	80	$63,582	$62,741	$(841)
British Pound,
Expiring 10/13/17	Standard Chartered PLC	GBP	594	762,206	796,334	34,128
Expiring 10/13/17	Standard Chartered PLC	GBP	98	126,909	131,382	4,473
Expiring 10/13/17	Standard Chartered PLC	GBP	29	37,190	38,878	1,688
Expiring 10/13/17	Standard Chartered PLC	GBP	20	25,936	26,813	877
Canadian Dollar,
Expiring 10/13/17	Citigroup Global Markets	CAD	165	132,128	132,251	123
Expiring 10/13/17	Citigroup Global Markets	CAD	115	92,133	92,175	42
Expiring 10/13/17	Citigroup Global Markets	CAD	4	3,230	3,206	(24)
Danish Krone,
Expiring 10/13/17	Credit Suisse First Boston Corp.	DKK	93	14,919	14,783	(136)
Euro,
Expiring 10/13/17	Barclays Capital Group	EUR	662	783,325	783,016	(309)
Expiring 10/13/17	Barclays Capital Group	EUR	211	251,707	249,571	(2,136)
Expiring 10/13/17	Barclays Capital Group	EUR	129	152,394	152,581	187
Expiring 10/13/17	Barclays Capital Group	EUR	63	74,539	74,517	(22)
Expiring 10/13/17	Barclays Capital Group	EUR	9	10,696	10,645	(51)
Japanese Yen,
Expiring 10/13/17	Citigroup Global Markets	JPY	43,176	396,403	383,973	(12,430)
Expiring 10/13/17	Citigroup Global Markets	JPY	19,413	176,879	172,644	(4,235)
Expiring 10/13/17	Citigroup Global Markets	JPY	10,828	96,144	96,296	152
Expiring 10/13/17	Citigroup Global Markets	JPY	6,983	63,932	62,101	(1,831)
Polish Zloty,
Expiring 10/13/17	Hong Kong & Shanghai Bank	PLN	13	3,557	3,562	5
Singapore Dollar,
Expiring 10/13/17	Citigroup Global Markets	SGD	16	11,810	11,797	(13)
Swedish Krona,
Expiring 10/13/17	Citigroup Global Markets	SEK	207	26,129	25,435	(694)
Swiss Franc,
Expiring 10/13/17	Credit Suisse First Boston Corp.	CHF	62	64,840	64,087	(753)
Expiring 10/13/17	Credit Suisse First Boston Corp.	CHF	21	21,818	21,706	(112)

				$3,392,406	$3,410,494	18,088

A505

AST COLUMBIA ADAPTIVE RISK ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts:
Australian Dollar,
Expiring 10/13/17	Citigroup Global Markets	AUD	287	$226,490	$225,082	$1,408
Expiring 10/13/17	Citigroup Global Markets	AUD	102	79,988	79,994	(6)
Expiring 10/13/17	Citigroup Global Markets	AUD	48	37,880	37,645	235
British Pound,
Expiring 10/13/17	Standard Chartered PLC	GBP	622	798,601	834,359	(35,758)
Expiring 10/13/17	Standard Chartered PLC	GBP	458	587,438	613,741	(26,303)
Expiring 10/13/17	Standard Chartered PLC	GBP	154	206,611	206,457	154
Expiring 10/13/17	Standard Chartered PLC	GBP	42	54,022	56,441	(2,419)
Expiring 10/13/17	Standard Chartered PLC	GBP	34	44,257	45,582	(1,325)
Expiring 10/13/17	Standard Chartered PLC	GBP	8	10,837	10,725	112
Expiring 10/13/17	Standard Chartered PLC	GBP	6	7,856	8,043	(187)
Expiring 10/13/17	Standard Chartered PLC	GBP	4	5,432	5,362	70
Canadian Dollar,
Expiring 10/13/17	Citigroup Global Markets	CAD	407	324,788	326,218	(1,430)
Expiring 10/13/17	Citigroup Global Markets	CAD	143	114,115	114,618	(503)
Expiring 10/13/17	Citigroup Global Markets	CAD	50	39,501	39,675	(174)
Expiring 10/13/17	Citigroup Global Markets	CAD	29	22,983	23,244	(261)
Expiring 10/13/17	Citigroup Global Markets	CAD	1	824	801	23
Danish Krone,
Expiring 10/13/17	Credit Suisse First Boston Corp.	DKK	366	58,239	58,178	61
Expiring 10/13/17	Credit Suisse First Boston Corp.	DKK	144	22,885	22,890	(5)
Euro,
Expiring 10/13/17	Barclays Capital Group	EUR	936	1,107,541	1,107,104	437
Expiring 10/13/17	Barclays Capital Group	EUR	625	739,189	738,897	292
Expiring 10/13/17	Barclays Capital Group	EUR	380	449,998	449,821	177
Expiring 10/13/17	Barclays Capital Group	EUR	333	393,806	393,874	(68)
Expiring 10/13/17	Barclays Capital Group	EUR	96	114,426	113,549	877
Expiring 10/13/17	Barclays Capital Group	EUR	94	112,121	111,183	938
Expiring 10/13/17	Barclays Capital Group	EUR	14	16,811	16,559	252
Expiring 10/13/17	Barclays Capital Group	EUR	11	13,143	13,011	132
Expiring 10/13/17	Barclays Capital Group	EUR	3	3,606	3,549	57
Japanese Yen,
Expiring 10/13/17	Citigroup Global Markets	JPY	85,739	787,178	762,494	24,684
Expiring 10/13/17	Citigroup Global Markets	JPY	44,244	406,209	393,471	12,738
Expiring 10/13/17	Citigroup Global Markets	JPY	30,762	273,577	273,573	4
Expiring 10/13/17	Citigroup Global Markets	JPY	8,703	79,009	77,398	1,611
Expiring 10/13/17	Citigroup Global Markets	JPY	6,385	58,621	56,783	1,838
Expiring 10/13/17	Citigroup Global Markets	JPY	2,062	18,416	18,338	78
Mexican Peso,
Expiring 10/13/17	Standard Chartered PLC	MXN	1,145	64,275	62,711	1,564
New Zealand Dollar,
Expiring 10/13/17	Credit Suisse First Boston Corp.	NZD	28	20,183	20,218	(35)
Norwegian Krone,
Expiring 10/13/17	Barclays Capital Group	NOK	169	21,560	21,226	334
Polish Zloty,
Expiring 10/13/17	Hong Kong & Shanghai Bank	PLN	74	20,455	20,279	176
Singapore Dollar,
Expiring 10/13/17	Citigroup Global Markets	SGD	57	41,886	42,028	(142)
Expiring 10/13/17	Citigroup Global Markets	SGD	20	14,740	14,747	(7)
Swedish Krona,
Expiring 10/13/17	Citigroup Global Markets	SEK	744	92,663	91,418	1,245
Expiring 10/13/17	Citigroup Global Markets	SEK	311	38,191	38,214	(23)
Expiring 10/13/17	Citigroup Global Markets	SEK	221	27,525	27,155	370
Swiss Franc,
Expiring 10/13/17	Credit Suisse First Boston Corp.	CHF	98	101,270	101,298	(28)
Expiring 10/13/17	Credit Suisse First Boston Corp.	CHF	268	279,273	277,019	2,254

				$7,938,419	$7,954,972	(16,553)

						$1,535

Credit default swap agreements outstanding at September 30, 2017:

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Value at Trade Date	Value at September 30, 2017(4)	Unrealized Appreciation (Depreciation)
Centrally cleared credit default swaps on credit indices – Sell Protection(2):
CDX.NA.HY.29.V1	12/20/22	5.000%(Q)	2,756	$201,872	$220,423	$18,551
CDX.NA.IG.29.V1	12/20/22	1.000%(Q)	1,542	32,561	34,217	1,656

				$234,433	$254,640	$20,207

Reference Entity/Obligation	Termination Date	Fixed Rate		Notional Amount# (000)(3)	Fair Value(4)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC credit default swaps on credit indices – Sell Protection(2):

CDX.EM.28.V1	12/20/22	1.000	%(Q)	1,642	$(65,807)	$(68,490)	$2,683	Goldman Sachs & Co.

Cash of $151,542 has been segregated with Morgan Stanley to cover the requirements for open centrally cleared swap contracts at September 30, 2017.

The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)	The fair value of credit default swap agreements on credit indices and asset-backed securities serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, when compared to the notional amount of the swap, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of the reporting date serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

A506

AST COLUMBIA ADAPTIVE RISK ALLOCATION PORTFOLIO (CONCLUDED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2017 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Unaffiliated Exchange Traded Funds	$1,343,036	$—	$—
Unaffiliated Fund	2,166,122	—	—
Foreign Government Bonds	—	2,714,162	—
U.S. Government Agency Obligations	—	971,562	—
U.S. Treasury Obligations	—	2,563,377	—
Affiliated Mutual Funds	11,474,709	—	—
Other Financial Instruments*
Futures Contracts	86,691	—	—
OTC Forward Foreign Currency Exchange Contracts	—	1,535	—
OTC Credit Default Swap Agreements	—	(65,807)	—
Centrally Cleared Credit Default Swap Agreements	—	20,207	—

Total	$15,070,558	$6,205,036	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

A507

AST EMERGING MANAGERS DIVERSIFIED PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 98.2%
COMMON STOCKS — 35.1%
Aerospace & Defense — 0.8%
Boeing Co. (The)	278	$70,670

Airlines — 0.6%
Alaska Air Group, Inc.	680	51,864

Auto Components — 0.7%
Lear Corp.	390	67,501

Banks — 2.8%
Bank of America Corp.	2,660	67,404
Citizens Financial Group, Inc.	1,770	67,030
Comerica, Inc.	820	62,533
JPMorgan Chase & Co.	670	63,992

		260,959

Beverages — 0.6%
Dr. Pepper Snapple Group, Inc.	630	55,736

Biotechnology — 1.6%
AbbVie, Inc.	860	76,420
Amgen, Inc.	380	70,851

		147,271

Building Products — 0.8%
Owens Corning	960	74,256

Capital Markets — 1.0%
Morgan Stanley	1,440	69,365
State Street Corp.	260	24,840

		94,205

Communications Equipment — 0.6%
Juniper Networks, Inc.	2,180	60,669

Containers & Packaging — 1.0%
Avery Dennison Corp.	500	49,169
Packaging Corp. of America	420	48,166

		97,335

Diversified Telecommunication Services — 0.4%
AT&T, Inc.	900	35,253

Electric Utilities — 0.5%
Exelon Corp.	1,320	49,724

Electronic Equipment, Instruments & Components — 1.3%
CDW Corp.	967	63,822
Corning, Inc.	2,060	61,635

		125,457

Energy Equipment & Services — 0.4%
Halliburton Co.	830	38,205

Equity Real Estate Investment Trusts (REITs) — 1.0%
American Tower Corp.	340	46,471
Prologis, Inc.	780	49,499

		95,970

Food & Staples Retailing — 0.6%
Sysco Corp.	1,120	60,424

Food Products — 0.6%
Ingredion, Inc.	480	57,907

Health Care Equipment & Supplies — 1.4%
Baxter International, Inc.	1,060	66,515

	Shares	Value
COMMON STOCKS (Continued)
Health Care Equipment & Supplies (cont’d.)
Stryker Corp.	470	$66,749

		133,264

Health Care Providers & Services — 0.7%
UnitedHealth Group, Inc.	330	64,631

Hotels, Restaurants & Leisure — 0.9%
Royal Caribbean Cruises Ltd.	600	71,123
Wyndham Worldwide Corp.	110	11,595

		82,718

Household Durables — 0.8%
D.R. Horton, Inc.	1,760	70,277

Household Products — 0.5%
Kimberly-Clark Corp.	420	49,426

Industrial Conglomerates — 0.7%
Honeywell International, Inc.	480	68,035

Insurance — 0.7%
Chubb Ltd.	430	61,297

Internet Software & Services — 1.3%
Alphabet, Inc. (Class A Stock)*	62	60,371
Facebook, Inc. (Class A Stock)*	370	63,222

		123,593

IT Services — 1.1%
Broadridge Financial Solutions, Inc.	820	66,272
Mastercard, Inc. (Class A Stock)	290	40,948

		107,220

Machinery — 0.8%
Parker-Hannifin Corp.	40	7,001
Stanley Black & Decker, Inc.	430	64,917

		71,918

Media — 1.2%
CBS Corp. (Class B Stock)	910	52,780
Comcast Corp. (Class A Stock)	1,540	59,259

		112,039

Mortgage Real Estate Investment Trusts (REITs) — 0.7%
Starwood Property Trust, Inc.	2,880	62,554

Multi-Utilities — 0.5%
CenterPoint Energy, Inc.	1,760	51,410

Oil, Gas & Consumable Fuels — 1.7%
Chevron Corp.	410	48,175
Exxon Mobil Corp.	580	47,548
ONEOK, Inc.	370	20,502
Valero Energy Corp.	600	46,158

		162,383

Pharmaceuticals — 1.4%
Johnson & Johnson	490	63,705
Pfizer, Inc.	1,950	69,615

		133,320

Semiconductors & Semiconductor Equipment — 2.4%
Broadcom Ltd.	250	60,635
Intel Corp.	1,100	41,888
Lam Research Corp.	390	72,166

A508

AST EMERGING MANAGERS DIVERSIFIED PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

	Shares	Value

COMMON STOCKS (Continued)
Semiconductors & Semiconductor Equipment (cont’d.)
Microchip Technology, Inc.	600	$53,868

		228,557

Software — 0.7%
Microsoft Corp.	870	64,806

Technology Hardware, Storage & Peripherals — 0.7%
Apple, Inc.	423	65,193

Textiles, Apparel & Luxury Goods — 0.7%
PVH Corp.	500	63,030

Tobacco — 0.5%
Philip Morris International, Inc.	460	51,065

Wireless Telecommunication Services — 0.4%
T-Mobile US, Inc.*	560	34,530

TOTAL COMMON STOCKS (cost $2,741,680)		3,304,672

UNAFFILIATED EXCHANGE TRADED FUNDS — 18.9%
IndexIQ ETF Trust - IQ Hedge Multi-Strategy Tracker ETF	12,175	363,789
iShares MSCI EAFE ETF(a)	9,630	659,462
Vanguard FTSE Developed Markets ETF(a)	17,370	754,032

TOTAL UNAFFILIATED EXCHANGE TRADED FUNDS
(cost $1,628,600)		1,777,283

UNAFFILIATED FUNDS — 10.9%
AMG River Road Long-Short Fund*	30,489	377,449
ASG Global Alternatives Fund*	26,325	283,520
Touchstone Merger Arbitrage Fund	32,822	366,296

TOTAL UNAFFILIATED FUNDS (cost $988,889)		1,027,265

Interest Rate	Maturity Date	Principal Amount (000)#

ASSET-BACKED SECURITIES — 4.9%
Automobiles — 0.7%
Ally Auto Receivables Trust,
Series 2017-3, Class A3
1.740%	09/15/21	20	19,975
ARI Fleet Lease Trust,
Series 2017-A, Class A2, 144A
1.910%	04/15/26	15	15,009
CarMax Auto Owner Trust,
Series 2016-2, Class B
2.160%	12/15/21	5	4,985
Ford Credit Floorplan Master Owner Trust A,
Series 2017-1, Class A2, 1 Month LIBOR + 0.420%
1.654%(c)	05/15/22	15	15,061
GM Financial Automobile Leasing Trust,
Series 2016-2, Class A3
1.620%	09/20/19	10	9,997

			65,027

Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (Continued)
Credit Cards — 0.5%
Synchrony Credit Card Master Note Trust,
Series 2016-1, Class A
2.040%	03/15/22	15	$15,061
World Financial Network Credit Card Master Trust,
Series 2013-A, Class A
1.610%	12/15/21	30	30,010

			45,071

Equipment — 1.0%
CLI Funding V LLC,
Series 2014-2A, Class A, 144A
3.380%	10/18/29	21	20,960
CLI Funding VI LLC,
Series 2017-1A, Class A, 144A
3.620%	05/18/42	10	9,633
CNH Equipment Trust,
Series 2015-C, Class A3
1.660%	11/16/20	12	12,256
Series 2016-B, Class B
2.200%	10/15/23	15	14,944
Cronos Containers Program I Ltd. (Bermuda),
Series 2014-2A, Class A, 144A
3.270%	11/18/29	12	11,630
MMAF Equipment Finance LLC 2016-A,
Series 2016-AA, Class A3, 144A
1.480%	06/15/20	25	24,915

			94,338

Other — 1.3%
Coinstar Funding LLC,
Series 2017-1A, Class A2, 144A
5.216%	04/25/47	15	15,555
DB Master Finance LLC,
Series 2015-1A, Class A2I, 144A
3.262%	02/20/45	20	19,531
Series 2015-1A, Class A2II, 144A
3.980%	02/20/45	20	19,949
Element Rail Leasing II LLC (Canada),
Series 2015-1A, Class A2, 144A
3.585%	02/19/45	15	15,038
NYCTL 2017-A Trust,
Series 2017-A, Class A, 144A
1.870%	11/10/30	25	24,999
PFS Financing Corp.,
Series 2017-AA, Class A, 1 Month LIBOR + 0.580%, 144A
1.814%(c)	03/15/21	25	25,042

			120,114

Small Business Loan — 1.4%
SBA Small Business Investment Cos.,
Series 2015-10B, Class 1
2.829%	09/10/25	46	46,898
Series 2017-10A, Class 1
2.845%	03/10/27	20	19,893
Series 2017-10B, Class 1
2.518%	09/10/27	20	19,914
United States Small Business Administration,
Series 2010-20I, Class 1
3.210%	09/01/30	18	18,120

A509

AST EMERGING MANAGERS DIVERSIFIED PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (Continued)
Small Business Loan (cont’d.)
Series 2014-20L, Class 1
2.700%	12/01/34	32	$32,351

			137,176

TOTAL ASSET-BACKED SECURITIES (cost $460,173)			461,726

COMMERCIAL MORTGAGE-BACKED
SECURITIES — 1.9%
Chicago Skyscraper Trust,
Series 2017-SKY, Class A, 1 Month LIBOR, 144A
2.034%(c)	02/15/30	10	10,012
Citigroup Commercial Mortgage Trust 2013-GC17,
Series 2013-GC17, Class A4
4.131%	11/10/46	15	16,118
Commercial Mortgage Trust,
Series 2012-CR1, Class B
4.612%	05/15/45	15	15,965
Series 2013-CR8, Class A4
3.334%	06/10/46	15	15,510
DBCCRE Mortgage Trust,
Series 2014-ARCP, Class C, 144A
5.099%(cc)	01/10/34	15	15,413
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2012-C6, Class A4
2.858%	11/15/45	15	15,242
Motel 6 Trust 2017-MTL6,
Series 2017-MTL6, Class B, 1 Month LIBOR, 144A
2.424%(c)	08/15/34	20	20,013
Wells Fargo Commercial Mortgage Trust,
Series 2015-C26, Class AS
3.580%	02/15/48	30	30,499
WFRBS Commercial Mortgage Trust,
Series 2013-C15, Class A4
4.153%(cc)	08/15/46	20	21,487
Series 2014-C19, Class B
4.723%(cc)	03/15/47	15	15,910

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $177,181)			176,169

CORPORATE BONDS — 13.5%
Banks — 2.1%
Bank of America Corp.,
Jr. Sub. Notes
6.500%	10/29/49	10	11,306
Sr. Unsec’d. Notes, MTN
4.100%	07/24/23	5	5,324
Bank One Michigan,
Sub. Notes
8.250%	11/01/24	25	32,356
Barclays Bank PLC (United Kingdom),
Sub. Notes
7.625%	11/21/22	10	11,488
BPCE SA (France),
Gtd. Notes, MTN, 3 Month LIBOR + 1.220%, 144A
2.535%(c)	05/22/22	10	10,121
Citigroup, Inc.,
Sr. Unsec’d. Notes

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)
Banks (cont’d.)
7.875%	05/15/25	15	$19,195
Citizens Financial Group, Inc.,
Sub. Notes
5.158%	06/29/23	10	10,199
Cooperatieve Rabobank UA (Netherlands),
Gtd. Notes
3.950%	11/09/22	20	20,990
Jr. Sub. Notes, 144A
11.000%	12/29/49	10	11,300
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes
6.250%	02/01/41	10	13,201
Manufacturers & Traders Trust Co.,
Sub. Notes, 3 Month LIBOR + 0.640%
1.956%(c)	12/01/21	20	19,794
Morgan Stanley,
Sub. Notes, MTN
5.000%	11/24/25	15	16,440
Wells Fargo & Co.,
Jr. Sub. Notes
5.900%	12/29/49	15	16,331

			198,045

Building Materials — 0.3%
Masco Corp.,
Sr. Unsec’d. Notes
7.750%	08/01/29	10	13,168
USG Corp.,
Gtd. Notes, 144A
5.500%	03/01/25	15	16,050

			29,218

Chemicals — 0.2%
Union Carbide Corp.,
Sr. Unsec’d. Notes
7.875%	04/01/23	15	18,322

Commercial Services — 0.3%
George Washington University (The),
Unsec’d. Notes
3.485%	09/15/22	15	15,584
United Rentals North America, Inc.,
Gtd. Notes
5.500%	07/15/25	15	16,069

			31,653

Computers — 0.2%
International Business Machines Corp.,
Sr. Unsec’d. Notes
7.625%	10/15/18	20	21,214

Distribution/Wholesale — 0.0%
HD Supply, Inc.,
Gtd. Notes, 144A
5.750%	04/15/24	5	5,349

Diversified Financial Services — 2.4%
Abay Leasing LLC,
Gov’t. Gtd. Notes
2.654%	11/09/26	39	39,053
Ahold Lease Pass-Through Trust (Netherlands), Pass-Through Certificates

A510

AST EMERGING MANAGERS DIVERSIFIED PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)
Diversified Financial Services (cont’d.)
8.620%	01/02/25	13	$15,792
Export Leasing LLC,
Gov’t. Gtd. Notes
1.859%	08/28/21	40	39,424
Gate Capital Cayman Two Ltd. (Cayman Islands),
Gov’t. Gtd. Notes
3.550%	06/11/21	37	37,976
GFI Group, Inc.,
Gtd. Notes
8.375%	07/19/18	15	15,713
HSBC Finance Corp.,
Sub. Notes
6.676%	01/15/21	5	5,656
International Lease Finance Corp.,
Sr. Unsec’d. Notes
4.625%	04/15/21	10	10,625
Penta Aircraft Leasing 2013 LLC,
Gov’t. Gtd. Notes
2.646%	11/25/25	25	25,329
Scottrade Financial Services, Inc.,
Sr. Unsec’d. Notes, 144A
6.125%	07/11/21	20	22,768
Tagua Leasing LLC,
Gov’t. Gtd. Notes
1.900%	07/12/24	18	18,101

			230,437

Electric — 0.1%
Florida Power & Light Co.,
First Mortgage
5.400%	09/01/35	10	12,061

Engineering & Construction — 0.2%
AECOM,
Gtd. Notes
5.750%	10/15/22	15	15,701

Food Service — 0.2%
Aramark Services, Inc.,
Gtd. Notes, 144A
5.000%	04/01/25	15	15,956

Foods — 0.4%
Kraft Heinz Foods Co.,
Sec’d. Notes, 144A
4.875%	02/15/25	10	10,688
Post Holdings, Inc.,
Gtd. Notes, 144A
5.000%	08/15/26	15	14,963
Smithfield Foods, Inc.,
Gtd. Notes, 144A
4.250%	02/01/27	10	10,338

			35,989

Healthcare-Services — 0.2%
Johns Hopkins Health System Corp. (The),
Unsec’d. Notes
3.837%	05/15/46	15	15,169

Home Builders — 0.2%
Lennar Corp.,
Gtd. Notes

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)
Home Builders (cont’d.)
4.750%	05/30/25	15	$15,675

Housewares — 0.2%
Newell Brands, Inc.,
Sr. Unsec’d. Notes
5.000%	11/15/23	15	15,994

Insurance — 1.1%
John Hancock Life Insurance Co.,
Sub. Notes, 144A
7.375%	02/15/24	15	17,907
Massachusetts Mutual Life Insurance Co.,
Sub. Notes, 144A
7.625%	11/15/23	15	18,231
New England Mutual Life Insurance Co.,
Sub. Notes, 144A
7.875%	02/15/24	25	31,068
New York Life Insurance Co.,
Sub. Notes, 144A
5.875%	05/15/33	10	12,624
Nuveen Finance LLC,
Sr. Unsec’d. Notes, 144A
2.950%	11/01/19	15	15,250
Torchmark Corp.,
Sr. Unsec’d. Notes
9.250%	06/15/19	10	11,187

			106,267

Internet — 0.2%
Amazon.com, Inc.,
Sr. Unsec’d. Notes, 144A
3.875%	08/22/37	15	15,265

Media — 0.6%
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes, 144A
5.125%	05/01/23	10	10,413
Comcast Corp.,
Gtd. Notes
4.600%	08/15/45	15	16,503
Discovery Communications LLC,
Gtd. Notes
5.200%	09/20/47	10	10,148
LIN Television Corp.,
Gtd. Notes
5.875%	11/15/22	15	15,638

			52,702

Metal Fabricate/Hardware — 0.2%
Precision Castparts Corp.,
Sr. Unsec’d. Notes
4.200%	06/15/35	15	15,744

Miscellaneous Manufacturing — 0.6%
General Electric Co.,
Jr. Sub. Notes
5.000%	12/29/49	24	25,385
ITT LLC,
Sr. Unsec’d. Notes
7.400%	11/15/25	25	33,045

			58,430

A511

AST EMERGING MANAGERS DIVERSIFIED PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Oil & Gas — 0.9%
Petroleos Mexicanos (Mexico),
Gov’t. Gtd. Notes
2.460%	12/15/25	26	$25,636
Range Resources Corp.,
Gtd. Notes, 144A
5.000%	08/15/22	15	14,981
Reliance Industries Ltd. (India),
Gov’t. Gtd. Notes
1.870%	01/15/26	18	17,561
Rice Energy, Inc.,
Gtd. Notes
6.250%	05/01/22	15	15,675
Sunoco LP/Sunoco Finance Corp.,
Gtd. Notes
6.375%	04/01/23	10	10,625

			84,478

Pharmaceuticals — 0.2%
Johnson & Johnson,
Sr. Unsec’d. Notes
4.950%	05/15/33	10	12,008
Mead Johnson Nutrition Co. (United Kingdom),
Gtd. Notes
4.600%	06/01/44	5	5,499
5.900%	11/01/39	5	6,297

			23,804

Real Estate Investment Trusts (REITs) — 0.4%
GEO Group, Inc. (The),
Gtd. Notes
5.125%	04/01/23	15	15,188
iStar, Inc.,
Sr. Unsec’d. Notes
4.000%	11/01/17	15	15,011
Ventas Realty LP,
Gtd. Notes
3.500%	02/01/25	10	10,039

			40,238

Retail — 0.5%
1011778 BC ULC/New Red Finance, Inc. (Canada),
Sr. Sec’d. Notes, 144A
4.250%	05/15/24	15	15,053
CVS Pass-Through Trust,
Pass-Through Certificates
6.036%	12/10/28	17	18,855
Macy’s Retail Holdings, Inc.,
Gtd. Notes
8.500%	06/01/19	10	10,611

			44,519

Software — 0.6%
Broadridge Financial Solutions, Inc.,
Sr. Unsec’d. Notes
3.950%	09/01/20	15	15,703
Fidelity National Information Services, Inc.,
Sr. Unsec’d. Notes
5.000%	10/15/25	15	16,709
Fiserv, Inc.,
Sr. Unsec’d. Notes

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Software (cont’d.)
2.700%	06/01/20	25	$25,289

			57,701

Telecommunications — 0.7%
AT&T, Inc.,
Sr. Unsec’d. Notes
5.250%	03/01/37	15	15,786
Level 3 Financing, Inc.,
Gtd. Notes
5.375%	05/01/25	15	15,422
Sprint Corp.,
Gtd. Notes
7.125%	06/15/24	5	5,625
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC,
Asset Backed, 144A
3.360%	03/20/23	15	15,225
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
4.400%	11/01/34	10	10,006

			62,064

Transportation — 0.5%
Burlington Northern and Santa Fe Railway Co. Pass-Through Trust,
Pass-Through Certificates
5.629%	04/01/24	20	22,161
Union Pacific Railroad Co. 2014-1 Pass-Through Trust,
Pass-Through Certificates
3.227%	05/14/26	22	22,966

			45,127

TOTAL CORPORATE BONDS (cost $1,249,295)			1,267,122

MUNICIPAL BONDS — 1.8%
California — 0.7%
Oakland Unified School District/Alameda County,
General Obligation Unlimited
9.500%	08/01/34	15	16,950
Palomar Community College District,
General Obligation Unlimited
7.194%	08/01/45	10	11,379
State of California,
General Obligation Unlimited
7.950%	03/01/36	30	33,879

			62,208

Illinois — 0.1%
Chicago Transit Authority,
Revenue Bonds
5.470%	12/01/23	10	11,065

Indiana — 0.1%
Indiana Finance Authority,
Revenue Bonds
2.916%	07/01/28	15	14,561

Kansas — 0.2%
Kansas Development Finance Authority,
Revenue Bonds
4.727%	04/15/37	20	21,785

A512

AST EMERGING MANAGERS DIVERSIFIED PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
MUNICIPAL BONDS (Continued)
Massachusetts — 0.1%
Massachusetts Development Finance Agency, Revenue Bonds
5.000%	07/15/36	5	$6,462

New York — 0.4%
New York City Transitional Finance Authority Future Tax Sec’d. Revenue, Revenue Bonds
3.040%	08/01/24	35	35,632

Texas — 0.2%
City of Fort Worth TX, Revenue Bonds
4.088%	03/01/37	20	20,291

TOTAL MUNICIPAL BONDS
(cost $169,566)			172,004

RESIDENTIAL MORTGAGE-BACKED SECURITY — 0.2%
Freddie Mac REMICS, Series 3994, Class AE
1.625%	02/15/22	22	21,997

(cost $22,025)

U.S. GOVERNMENT AGENCY OBLIGATIONS — 3.0%
Federal Home Loan Mortgage Corp.
3.500%	08/01/34	22	23,316
4.000%	05/01/44	23	24,587
4.500%	07/01/44	13	14,400
Federal National Mortgage Assoc.
3.000%	07/01/43	14	13,857
3.500%	06/01/45	17	17,242
4.000%	04/01/39	21	22,636
4.000%	02/01/45	18	19,336
4.500%	08/01/40	13	13,928
4.500%	04/01/41	13	13,634
4.500%	08/01/41	17	18,170
Government National Mortgage Assoc.
2.154%	05/16/54	19	18,961
Government National Mortgage Assoc.
2.337%	10/16/40	16	15,833
Government National Mortgage Assoc.
3.500%	11/20/42	10	10,132
Government National Mortgage Assoc.
3.622%(cc)	07/16/47	10	10,592
Overseas Private Investment Corp., Gov’t. Gtd. Notes
Zero(s)	06/10/18	15	15,534
U.S. Department of Transportation, Sec’d. Notes, 144A
6.001%	12/07/21	25	28,036

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(cost $280,452)			280,194

U.S. TREASURY OBLIGATIONS — 8.0%
U.S. Treasury Bonds
3.125%	08/15/44	150	158,244
3.750%	11/15/43	40	46,888
4.500%	02/15/36	52	66,887
5.250%	11/15/28	70	89,821

Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. TREASURY OBLIGATIONS (Continued)
U.S. Treasury Inflation Indexed Bonds, TIPS
2.375%	01/15/25	25	$37,091
U.S. Treasury Notes
1.500%	02/28/19	105	105,098
1.625%	11/15/22	80	78,756
2.375%	05/31/18	75	75,530
2.625%	08/15/20	93	95,641

TOTAL U.S. TREASURY OBLIGATIONS (cost $750,645)			753,956

TOTAL LONG-TERM INVESTMENTS (cost $8,468,506)			9,242,388

		Shares	Value
SHORT-TERM INVESTMENT — 15.6%

AFFILIATED MUTUAL FUNDS
Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund(w)		149,868	149,868
Prudential Investment Portfolios 2 - Prudential Institutional Money Market Fund (cost $1,312,623; includes $1,311,357 of cash collateral for securities on loan)(b)(w)		1,312,492	1,312,623

TOTAL AFFILIATED MUTUAL FUNDS (cost $1,462,491)			1,462,491

TOTAL INVESTMENTS — 113.8% (cost $9,930,997)			10,704,879
Liabilities in excess of other assets — (13.8)%			(1,294,512)

NET ASSETS — 100.0%			$9,410,367

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.
#	Principal amount is shown in U.S. dollars unless otherwise stated.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $1,289,175; cash collateral of $1,311,357 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at September 30, 2017.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of September 30, 2017. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.

A513

AST EMERGING MANAGERS DIVERSIFIED PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

(w)	PGIM Investments LLC, the manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2
- Prudential Core Ultra Short Bond Fund and Prudential Institutional Money Market Fund.

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2017 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$3,304,672	$—	$—
Unaffiliated Exchange Traded Funds	1,777,283	—	—
Unaffiliated Funds	1,027,265	—	—
Asset-Backed Securities
Automobiles	—	65,027	—
Credit Cards	—	45,071	—
Equipment	—	94,338	—
Other	—	120,114	—
Small Business Loan	—	137,176	—
Commercial Mortgage-Backed Securities	—	176,169	—
Corporate Bonds	—	1,267,122	—
Municipal Bonds	—	172,004	—
Residential Mortgage-Backed Security	—	21,997	—
U.S. Government Agency Obligations	—	280,194	—
U.S. Treasury Obligations	—	753,956	—
Affiliated Mutual Funds	1,462,491	—	—

Total	$7,571,711	$3,133,168	$—

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

A514

AST FI PYRAMIS® QUANTITATIVE PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

	Shares	Value

LONG-TERM INVESTMENTS — 87.7%
COMMON STOCKS — 54.5%
Aerospace & Defense — 1.0%
Axon Enterprise, Inc.*(a)	24,900	$564,483
BAE Systems PLC (United Kingdom)	553,522	4,687,633
Boeing Co. (The)	42,529	10,811,297
Elbit Systems Ltd. (Israel)	5,931	871,984
General Dynamics Corp.	13,073	2,687,547
HEICO Corp. (Class A Stock)	7,750	590,550
Huntington Ingalls Industries, Inc.	2,000	452,880
KLX, Inc.*	15,000	793,950
Leonardo SpA (Italy)	215,052	4,032,231
Lockheed Martin Corp.	22,078	6,850,583
Moog, Inc. (Class A Stock)*	11,600	967,788
Northrop Grumman Corp.	7,000	2,014,040
Raytheon Co.	14,000	2,612,120
Rolls-Royce Holdings PLC (United Kingdom)*	264,116	3,141,462
Senior PLC (United Kingdom)	294,600	1,089,583
Singapore Technologies Engineering Ltd. (Singapore)	159,800	406,140
Spirit AeroSystems Holdings, Inc. (Class A Stock)	20,400	1,585,488
Thales SA (France)	9,700	1,098,523
United Technologies Corp.	66,412	7,709,105

		52,967,387

Air Freight & Logistics — 0.4%
Air Transport Services Group, Inc.*	42,290	1,029,339
Atlas Air Worldwide Holdings, Inc.*	19,100	1,256,780
Deutsche Post AG (Germany)	177,993	7,933,870
Expeditors International of Washington, Inc.	20,100	1,203,186
FedEx Corp.	25,233	5,692,060
Hub Group, Inc. (Class A Stock)*	10,470	449,687
Panalpina Welttransport Holding AG (Switzerland)	7,380	1,082,052
Royal Mail PLC (United Kingdom)	190,921	983,068
United Parcel Service, Inc. (Class B Stock)	10,600	1,272,954

		20,902,996

Airlines — 0.1%
Azul SA (Brazil), ADR*	41,700	1,144,665
Copa Holdings SA (Panama) (Class A Stock)	7,410	922,767
Deutsche Lufthansa AG (Germany)	41,734	1,160,570
Qantas Airways Ltd. (Australia)	359,289	1,645,661

		4,873,663

Auto Components — 0.3%
Bridgestone Corp. (Japan)	104,600	4,749,230
Cooper Tire & Rubber Co.(a)	26,730	999,702
Delphi Automotive PLC	30,906	3,041,150
HI-LEX Corp. (Japan)	24,900	657,858
Motorcar Parts of America, Inc.*	17,240	507,890
NHK Spring Co. Ltd. (Japan)	109,900	1,185,211
Tenneco, Inc.	14,020	850,593
Valeo SA (France)	55,528	4,120,200

		16,111,834

Automobiles — 0.4%
BYD Co. Ltd. (China) (Class H Stock)(a)	104,500	991,151

	Shares	Value

COMMON STOCKS (Continued)
Automobiles (cont’d.)
Ford Motor Co.	97,700	$1,169,469
Guangzhou Automobile Group Co. Ltd. (China) (Class H Stock)	1,264,000	2,938,904
Hyundai Motor Co. (South Korea)	4,740	623,557
Isuzu Motors Ltd. (Japan)	193,800	2,569,571
Mazda Motor Corp. (Japan)	91,400	1,400,241
Mitsubishi Motors Corp. (Japan)	481,900	3,815,366
Subaru Corp. (Japan)	115,600	4,169,362
Suzuki Motor Corp. (Japan)	77,600	4,072,843

		21,750,464

Banks — 4.7%
Allied Irish Banks PLC (Ireland)	260,651	1,562,931
Australia & New Zealand Banking Group Ltd. (Australia)	173,965	4,052,270
Banco ABC Brasil SA (Brazil)*	7,892	43,956
Banco de Sabadell SA (Spain)	556,883	1,164,182
Banco do Brasil SA (Brazil)	122,400	1,350,703
Bank of America Corp.	535,838	13,578,135
Bank of China Ltd. (China) (Class H Stock)	4,793,000	2,380,794
Bank of NT Butterfield & Son Ltd. (The) (Bermuda)	60,000	2,198,399
Bank of the Ozarks(a)	13,200	634,260
Bank Rakyat Indonesia Persero Tbk PT (Indonesia)	2,668,600	3,029,712
Bankinter SA (Spain)	452,270	4,283,444
BankUnited, Inc.	56,500	2,009,705
Banner Corp.	11,300	692,464
Banque Cantonale Vaudoise (Switzerland)	1,840	1,368,261
Blue Hills Bancorp, Inc.	70,200	1,347,840
BNP Paribas SA (France)	33,412	2,695,524
BOC Hong Kong Holdings Ltd. (China)	1,111,000	5,411,676
Boston Private Financial Holdings, Inc.	70,060	1,159,493
BPER Banca (Italy)	101,900	610,574
CaixaBank SA (Spain)	888,945	4,462,038
Camden National Corp.	41,850	1,826,334
Capitec Bank Holdings Ltd. (South Africa)(a)	24,024	1,524,052
Chemical Financial Corp.	14,400	752,544
China Construction Bank Corp. (China) (Class H Stock)	4,870,000	4,068,651
Citigroup, Inc.	224,197	16,308,090
Comerica, Inc.	2,800	213,528
Commonwealth Bank of Australia (Australia)	98,944	5,858,796
Credicorp Ltd. (Peru)	6,060	1,242,421
Cullen/Frost Bankers, Inc.	8,900	844,788
Dah Sing Financial Holdings Ltd. (Hong Kong)	186,000	1,266,335
Danske Bank A/S (Denmark)	176,921	7,089,860
E.Sun Financial Holding Co. Ltd. (Taiwan)	970,698	580,132
East West Bancorp, Inc.	20,900	1,249,402
Financial Institutions, Inc.	19,800	570,240
FinecoBank Banca Fineco SpA (Italy)	115,638	1,026,690
First Citizens BancShares, Inc. (Class A Stock)	3,070	1,147,842
First Connecticut Bancorp, Inc.	11,300	302,275
First Foundation, Inc.*	40,400	722,756
First Hawaiian, Inc.	31,405	951,257
First Northwest Bancorp*	47,900	819,090
FNB Corp.	151,576	2,126,611

A515

AST FI PYRAMIS® QUANTITATIVE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Banks (cont’d.)
Great Western Bancorp, Inc.	34,000	$1,403,520
Grupo Financiero Banorte SAB de CV (Mexico) (Class O Stock)	122,000	839,931
Hana Financial Group, Inc. (South Korea)	66,916	2,776,128
Hanmi Financial Corp.	40,140	1,242,333
HSBC Holdings PLC (United Kingdom)	214,748	2,122,960
IBERIABANK Corp.	20,000	1,643,000
Independent Bank Corp.	22,830	517,100
Industrial & Commercial Bank of China Ltd. (China) (Class H Stock)	3,553,000	2,655,902
Intesa Sanpaolo SpA (Italy)	2,804,127	9,927,425
Investors Bancorp, Inc.	87,953	1,199,679
JPMorgan Chase & Co.	220,153	21,026,813
Jyske Bank A/S (Denmark)	22,800	1,318,124
Kasikornbank PCL (Thailand)	253,600	1,629,599
KB Financial Group, Inc. (South Korea)	86,316	4,246,672
KBC Group NV (Belgium)	94,840	8,046,174
Lloyds Banking Group PLC (United Kingdom)	3,420,398	3,108,306
M&T Bank Corp.	4,200	676,368
Mebuki Financial Group, Inc. (Japan)	60,700	234,859
Midland States Bancorp, Inc.(a)	32,100	1,016,928
Mitsubishi UFJ Financial Group, Inc. (Japan)	1,485,100	9,655,877
Moneta Money Bank A/S (Czech Republic), 144A	230,647	812,139
Nordea Bank AB (Sweden)	813,835	11,049,618
PNC Financial Services Group, Inc. (The)	24,975	3,365,881
Popular, Inc. (Puerto Rico)	30,000	1,078,200
Regions Financial Corp.	217,622	3,314,383
Royal Bank of Canada (Canada)	15,300	1,183,780
Sberbank of Russia PJSC (Russia)	1,524,846	5,098,725
Sierra Bancorp	8,000	217,200
Societe Generale SA (France)	141,026	8,264,275
SpareBank 1 SR-Bank ASA (Norway)	104,300	1,122,626
Standard Chartered PLC (United Kingdom)*	811,073	8,064,564
Suruga Bank Ltd. (Japan)	136,200	2,939,158
Swedbank AB (Sweden) (Class A Stock)	233,424	6,463,866
U.S. Bancorp	41,324	2,214,553
Unicaja Banco SA (Spain), 144A*	1,027,184	1,580,273
United Community Banks, Inc.	41,100	1,172,994
United Overseas Bank Ltd. (Singapore)	233,977	4,063,188
Univest Corp. of Pennsylvania	27,100	867,200
Virgin Money Holdings UK PLC (United Kingdom)	95,800	367,970
Western Alliance Bancorp*	39,080	2,074,366

		245,130,712

Beverages — 1.0%
Ambev SA (Brazil)	192,300	1,277,487
Anheuser-Busch InBev SA/NV (Belgium)	101,282	12,106,903
Asahi Group Holdings Ltd. (Japan)	59,500	2,406,102
Britvic PLC (United Kingdom)	143,965	1,458,942
Coca-Cola Bottlers Japan, Inc. (Japan)	56,100	1,817,060
Coca-Cola Bottling Co. Consolidated(a)	3,000	647,250
Coca-Cola Co. (The)	49,036	2,207,110
Coca-Cola HBC AG (Switzerland)*	38,867	1,315,986
Constellation Brands, Inc. (Class A Stock)	23,048	4,596,924
Cott Corp. (Canada)	118,100	1,770,908

	Shares	Value
COMMON STOCKS (Continued)
Beverages (cont’d.)
Diageo PLC (United Kingdom)	64,821	$2,131,668
Dr. Pepper Snapple Group, Inc.	11,900	1,052,793
Fomento Economico Mexicano SAB de CV (Mexico), UTS	87,900	839,322
Heineken Holding NV (Netherlands)	373	35,043
Jiangsu Yanghe Brewery Joint-Stock Co. Ltd. (China) (Class A Stock)	57,300	876,155
Kirin Holdings Co. Ltd. (Japan)	36,900	866,925
Kweichow Moutai Co. Ltd. (China) (Class A Stock)	13,200	1,028,849
Molson Coors Brewing Co. (Class B Stock)	44,230	3,610,937
Monster Beverage Corp.*	49,725	2,747,306
Olvi OYJ (Finland) (Class A Stock)	20,400	699,081
PepsiCo, Inc.	57,797	6,440,319
Remy Cointreau SA (France)	4,971	588,858
Treasury Wine Estates Ltd. (Australia)	120,165	1,292,707
Wuliangye Yibin Co. Ltd. (China) (Class A Stock)	216,100	1,865,982

		53,680,617

Biotechnology — 1.4%
Ablynx NV (Belgium)*(a)	46,500	679,244
Achaogen, Inc.*(a)	46,500	741,675
Advanced Accelerator Applications SA (France), ADR*(a)	6,900	466,578
Aimmune Therapeutics, Inc.*(a)	15,700	389,203
Alder Biopharmaceuticals, Inc.*(a)	52,600	644,350
Alexion Pharmaceuticals, Inc.*	52,891	7,420,078
Amgen, Inc.	54,922	10,240,207
Amicus Therapeutics, Inc.*(a)	109,200	1,646,736
Aurinia Pharmaceuticals, Inc. (Canada)*(a)	108,600	680,922
Avexis, Inc.*(a)	14,400	1,392,912
Biogen, Inc.*	14,068	4,404,972
BioMarin Pharmaceutical, Inc.*	44,215	4,115,090
Blueprint Medicines Corp.*	26,500	1,846,255
Clovis Oncology, Inc.*	11,000	906,400
CSL Ltd. (Australia)	54,349	5,721,493
DBV Technologies SA (France)*	9,300	781,951
DBV Technologies SA (France), ADR*(a)	15,300	649,332
Exelixis, Inc.*	25,500	617,865
Global Blood Therapeutics, Inc.*(a)	19,700	611,685
GlycoMimetics, Inc.*(a)	49,800	696,702
Grifols SA (Spain)	87,988	2,567,754
Loxo Oncology, Inc.*(a)	21,600	1,989,792
Medy-Tox, Inc. (South Korea)	3,344	1,449,152
Neurocrine Biosciences, Inc.*(a)	26,370	1,615,954
Radius Health, Inc.*(a)	26,900	1,036,995
Sarepta Therapeutics, Inc.*(a)	18,000	816,480
Shire PLC	59,602	3,035,751
Shire PLC, ADR	34,532	5,288,230
Spectrum Pharmaceuticals, Inc.*	34,800	489,636
TESARO, Inc.*(a)	7,400	955,340
United Therapeutics Corp.*	14,500	1,699,255
Vertex Pharmaceuticals, Inc.*	50,375	7,659,015

		73,257,004

Building Products — 0.3%
American Woodmark Corp.*	12,980	1,249,325
Armstrong World Industries, Inc.*	12,300	630,375

A516

AST FI PYRAMIS® QUANTITATIVE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

	Shares	Value

COMMON STOCKS (Continued)
Building Products (cont’d.)
Asahi Glass Co. Ltd. (Japan)	42,000	$1,560,009
Builders FirstSource, Inc.*	54,466	979,843
Cie de Saint-Gobain (France)	84,167	5,014,646
Daikin Industries Ltd. (Japan)	29,500	2,987,539
Gibraltar Industries, Inc.*	46,200	1,439,130
Owens Corning	17,500	1,353,625
TOTO Ltd. (Japan)	43,100	1,816,429

		17,030,921

Capital Markets — 1.2%
3i Group PLC (United Kingdom)	118,084	1,445,715
Affiliated Managers Group, Inc.	7,200	1,366,776
Ameriprise Financial, Inc.	18,500	2,747,435
Ashmore Group PLC (United Kingdom)	211,824	963,538
BGC Partners, Inc. (Class A Stock)	85,500	1,237,185
BinckBank NV (Netherlands)	74,700	386,338
BlackRock, Inc.	2,800	1,251,852
CBOE Holdings, Inc.	28,700	3,088,981
Charles Schwab Corp. (The)	27,700	1,211,598
CI Financial Corp. (Canada)	53,500	1,170,118
CME Group, Inc.	9,600	1,302,528
Cowen, Inc.*(a)	52,300	930,940
Credit Suisse Group AG (Switzerland)*	506,005	8,017,445
Daiwa Securities Group, Inc. (Japan)	34,000	192,740
Deutsche Boerse AG (Germany)	34,244	3,717,866
Donnelley Financial Solutions, Inc.*	36,000	776,160
GAM Holding AG (Switzerland)*	58,616	908,665
GCA Corp. (Japan)	133,500	1,225,733
Goldman Sachs Group, Inc. (The)	5,000	1,185,950
Hargreaves Lansdown PLC (United Kingdom)	58,139	1,153,664
IGM Financial, Inc. (Canada)	14,000	470,575
London Stock Exchange Group PLC (United Kingdom)	27,821	1,428,493
LPL Financial Holdings, Inc.	7,400	381,618
Macquarie Group Ltd. (Australia)	76,519	5,478,457
Magellan Financial Group Ltd. (Australia)	87,524	1,691,046
MarketAxess Holdings, Inc.	6,500	1,199,315
Morgan Stanley	85,400	4,113,718
Nasdaq, Inc.	15,200	1,179,064
Natixis SA (France)	39,098	312,897
Nomura Holdings, Inc. (Japan)	162,400	911,225
OM Asset Management PLC	35,000	522,200
Partners Group Holding AG (Switzerland)	1,340	909,723
S&P Global, Inc.	8,100	1,266,111
SEI Investments Co.	21,400	1,306,684
St. James’s Place PLC (United Kingdom)	170,291	2,617,335
State Street Corp.	40,103	3,831,441
Value Partners Group Ltd. (Hong Kong)	1,021,000	926,415
Vontobel Holding AG (Switzerland)	27,079	1,742,181

		64,569,725

Chemicals — 1.6%
Arkema SA (France)	19,446	2,386,047
Ashland Global Holdings, Inc.	17,010	1,112,284
BASF SE (Germany)	48,218	5,136,936
Chemours Co. (The)	23,700	1,199,457
Covestro AG (Germany), 144A	15,174	1,305,726
Croda International PLC (United Kingdom)	57,329	2,915,064

	Shares	Value

COMMON STOCKS (Continued)
Chemicals (cont’d.)
D&L Industries, Inc. (Philippines)	2,427,800	$482,890
DowDuPont, Inc.	125,687	8,701,311
Elementis PLC (United Kingdom)	387,006	1,405,850
EMS-Chemie Holding AG (Switzerland)	1,684	1,120,700
Evonik Industries AG (Germany)	33,102	1,183,475
Ferro Corp.*	51,670	1,152,241
FMC Corp.	14,900	1,330,719
Frutarom Industries Ltd. (Israel)	23,100	1,776,857
Hexpol AB (Sweden)	91,700	965,903
Incitec Pivot Ltd. (Australia)	1,194,831	3,385,106
Innospec, Inc.	10,400	641,160
Johnson Matthey PLC (United Kingdom)	28,787	1,320,032
JSR Corp. (Japan)	112,000	2,129,559
K+S AG (Germany)	120,751	3,291,689
LG Chem Ltd. (South Korea)	13,021	4,473,394
Linde AG (Germany)	18,787	3,906,696
LyondellBasell Industries NV (Class A Stock)	73,100	7,240,554
Mitsui Chemicals, Inc. (Japan)	91,600	2,786,239
Mosaic Co. (The)	54,300	1,172,337
Nihon Parkerizing Co. Ltd. (Japan)	122,700	1,965,748
Novozymes A/S (Denmark) (Class B Stock)	27,100	1,392,063
Nufarm Ltd. (Australia)	68,381	445,575
Platform Specialty Products Corp.*	25,900	288,785
Potash Corp. of Saskatchewan, Inc. (Canada)	9,300	179,031
Praxair, Inc.	8,400	1,173,816
Scotts Miracle-Gro Co. (The)(a)	9,100	885,794
Sherwin-Williams Co. (The)	3,400	1,217,336
Shin-Etsu Chemical Co. Ltd. (Japan)	25,600	2,291,199
Sika AG (Switzerland)	53	394,622
Sociedad Quimica y Minera de Chile SA (Chile), ADR(a)	4,500	250,470
Sumitomo Chemical Co. Ltd. (Japan)	477,000	2,984,142
Tokyo Ohka Kogyo Co. Ltd. (Japan)	12,400	440,986
Toray Industries, Inc. (Japan)	29,400	285,279
Umicore SA (Belgium)	31,179	2,581,161
Yara International ASA (Norway)	58,764	2,635,029

		81,933,262

Commercial Services & Supplies — 0.6%
ABM Industries, Inc.	35,700	1,489,047
Advanced Disposal Services, Inc.*	56,500	1,423,235
Aeon Delight Co. Ltd. (Japan)	76,100	2,858,173
Bilfinger SE (Germany)(a)	21,614	906,422
Copart, Inc.*	49,000	1,684,130
Deluxe Corp.	57,888	4,223,508
Edenred (France)	42,643	1,159,233
InnerWorkings, Inc.*	48,530	545,963
ISS A/S (Denmark)	13,224	533,141
IWG PLC (Switzerland)	541,440	2,246,123
KAR Auction Services, Inc.	16,360	781,026
KEPCO Plant Service & Engineering Co. Ltd. (South Korea)	11,427	414,417
Matthews International Corp. (Class A Stock)	7,900	491,775
Multi-Color Corp.	23,240	1,904,518
Pitney Bowes, Inc.	162,300	2,273,823
Prosegur Cia de Seguridad SA (Spain)	135,600	1,013,571

A517

AST FI PYRAMIS® QUANTITATIVE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

	Shares	Value

COMMON STOCKS (Continued)
Commercial Services & Supplies (cont’d.)
Renewi PLC (United Kingdom)	1,966,578	$2,683,555
Rollins, Inc.(a)	29,400	1,356,516
Sato Holdings Corp. (Japan)	51,900	1,229,023
Team, Inc.*	12,750	170,213
Toppan Printing Co. Ltd. (Japan)	37,000	367,049
Waste Management, Inc.	16,400	1,283,628

		31,038,089

Communications Equipment — 0.4%
Ciena Corp.*(a)	41,900	920,543
Cisco Systems, Inc.	303,366	10,202,200
CommScope Holding Co., Inc.*	24,200	803,682
Extreme Networks, Inc.*	39,200	466,088
F5 Networks, Inc.*	17,600	2,121,856
Juniper Networks, Inc.	123,643	3,440,985
ZTE Corp. (China) (Class H Stock)*	759,600	2,499,418

		20,454,772

Construction & Engineering — 0.5%
Arcadis NV (Netherlands)	58,900	1,269,397
Balfour Beatty PLC (United Kingdom)	192,200	693,800
Boustead Projects Ltd. (Singapore)	181,658	117,241
Boustead Singapore Ltd. (Singapore)	765,590	520,530
Bouygues SA (France)	26,636	1,264,427
China State Construction International Holdings Ltd. (China)	553,500	809,195
Eiffage SA (France)	17,009	1,761,502
Fluor Corp.	27,900	1,174,590
Gamuda Bhd (Malaysia)	946,500	1,183,877
Implenia AG (Switzerland)	14,080	931,481
Jacobs Engineering Group, Inc.	7,500	437,025
KBR, Inc.(a)	58,900	1,053,132
Monadelphous Group Ltd. (Australia)(a)	34,903	431,118
Quanta Services, Inc.*	26,600	994,042
Taisei Corp. (Japan)	81,900	4,294,990
Vinci SA (France)	75,833	7,205,089

		24,141,436

Construction Materials — 0.5%
Adelaide Brighton Ltd. (Australia)	147,661	676,833
Buzzi Unicem SpA (Italy)	58,200	1,572,748
Cemex SAB de CV (Mexico), ADR*(a)	117,268	1,064,793
CRH PLC (Ireland)	139,157	5,294,025
Eagle Materials, Inc.	37,815	4,034,861
Ibstock PLC (United Kingdom), 144A	225,400	688,399
James Hardie Industries PLC (Ireland), CDI	182,220	2,543,330
LafargeHolcim Ltd. (Switzerland)*	71,609	4,192,344
RHI AG (Austria)	30,400	1,270,336
Semen Indonesia Persero Tbk PT (Indonesia)	1,473,200	1,108,625
Wienerberger AG (Austria)	61,300	1,498,452

		23,944,746

Consumer Finance — 0.3%
AEON Financial Service Co. Ltd. (Japan)	82,600	1,727,977
Capital One Financial Corp.	81,581	6,906,647
Discover Financial Services	14,400	928,512
Encore Capital Group, Inc.*(a)	23,500	1,041,050
FirstCash, Inc.	25,200	1,591,380
KRUK SA (Poland)	8,113	652,448

	Shares	Value

COMMON STOCKS (Continued)
Consumer Finance (cont’d.)
Sun Hung Kai & Co. Ltd. (Hong Kong)	777,000	$500,051
Synchrony Financial	70,700	2,195,235

		15,543,300

Containers & Packaging — 0.2%
Avery Dennison Corp.	59,718	5,872,668
FP Corp. (Japan)	25,100	1,283,357
Graphic Packaging Holding Co.	94,150	1,313,393
Packaging Corp. of America	11,600	1,330,288
WestRock Co.	20,200	1,145,946

		10,945,652

Distributors — 0.1%
Bapcor Ltd. (Australia)	190,160	783,342
Core-Mark Holding Co., Inc.(a)	29,900	960,986
Paltac Corp. (Japan)	26,200	1,022,523

		2,766,851

Diversified Consumer Services — 0.3%
Benesse Holdings, Inc. (Japan)	18,100	653,030
Carriage Services, Inc.(a)	22,550	577,280
Estacio Participacoes SA (Brazil)	84,500	826,284
Grand Canyon Education, Inc.*	38,831	3,526,631
Houghton Mifflin Harcourt Co.*	71,200	857,960
Laureate Education, Inc. (Class A Stock)*	29,600	430,680
New Oriental Education & Technology Group, Inc. (China), ADR	32,700	2,886,102
Service Corp. International	176,111	6,075,830
ServiceMaster Global Holdings, Inc.*	26,500	1,238,345

		17,072,142

Diversified Financial Services — 0.6%
Berkshire Hathaway, Inc. (Class B Stock)*	27,662	5,070,998
Challenger Ltd. (Australia)	671,638	6,583,575
EXOR NV (Netherlands)	20,586	1,306,480
FirstRand Ltd. (South Africa)	163,156	627,394
Fubon Financial Holding Co. Ltd. (Taiwan)	1,169,000	1,826,880
Investor AB (Sweden) (Class B Stock)	25,371	1,255,211
ORIX Corp. (Japan)	359,500	5,803,848
Ricoh Leasing Co. Ltd. (Japan)	46,000	1,731,289
Standard Life Aberdeen PLC (United Kingdom)	559,242	3,250,813
Voya Financial, Inc.	51,600	2,058,324
Wendel SA (France)	12,932	2,094,897

		31,609,709

Diversified Telecommunication Services — 1.1%
AT&T, Inc.	277,522	10,870,537
BCE, Inc. (Canada)	22,500	1,054,178
Bezeq The Israeli Telecommunication Corp. Ltd. (Israel)	209,189	299,002
BT Group PLC (United Kingdom)	575,469	2,188,789
China Telecom Corp. Ltd. (China) (Class H Stock)	2,560,000	1,317,090
China Unicom Hong Kong Ltd. (China)*	1,739,000	2,431,248
Cogent Communications Holdings, Inc.	31,230	1,527,147
Com Hem Holding AB (Sweden)	85,100	1,218,310
Deutsche Telekom AG (Germany)	361,889	6,757,991
HKT Trust & HKT Ltd. (Hong Kong)	3,324,000	4,039,582
Iliad SA (France)	7,115	1,891,182

A518

AST FI PYRAMIS® QUANTITATIVE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

	Shares	Value

COMMON STOCKS (Continued)
Diversified Telecommunication Services (cont’d.)
Infrastrutture Wireless Italiane SpA (Italy), 144A	172,000	$1,138,303
Koninklijke KPN NV (Netherlands)	880,453	3,021,508
LG Uplus Corp. (South Korea)	75,426	880,654
Nippon Telegraph & Telephone Corp. (Japan)	197,694	9,058,482
Spark New Zealand Ltd. (New Zealand)	1,012,791	2,673,978
Telefonica Deutschland Holding AG (Germany)	500,214	2,811,008
Telekomunikasi Indonesia Persero Tbk PT (Indonesia)	4,392,200	1,527,517
TELUS Corp. (Canada)	67,851	2,440,515
Verizon Communications, Inc.	46,100	2,281,489

		59,428,510

Electric Utilities — 1.4%
American Electric Power Co., Inc.	66,229	4,651,925
Avangrid, Inc.	49,900	2,366,258
Chubu Electric Power Co., Inc. (Japan)	42,400	526,940
CK Infrastructure Holdings Ltd. (Hong Kong)	249,500	2,150,959
CLP Holdings Ltd. (Hong Kong)	112,500	1,154,995
Contact Energy Ltd. (New Zealand)	60,713	241,429
Duke Energy Corp.	13,500	1,132,920
Edison International	64,151	4,950,533
EDP - Energias de Portugal SA (Portugal)	665,751	2,510,332
Electricite de France SA (France)	129,549	1,573,407
Endesa SA (Spain)	132,885	2,998,538
Enel SpA (Italy)	637,687	3,841,605
Equatorial Energia SA (Brazil)	63,900	1,238,193
Exelon Corp.	280,523	10,567,302
Fortis, Inc. (Canada)	31,900	1,144,846
Fortum OYJ (Finland)	331,974	6,633,463
Hydro One Ltd. (Canada), 144A	60,800	1,107,094
Iberdrola SA (Spain)	229,551	1,784,894
Kansai Electric Power Co., Inc. (The) (Japan)	14,700	188,153
Korea Electric Power Corp. (South Korea)	18,945	643,662
NextEra Energy, Inc.	25,116	3,680,749
OGE Energy Corp.	31,700	1,142,151
Okinawa Electric Power Co., Inc. (The) (Japan)	86,660	1,905,217
PG&E Corp.	41,276	2,810,483
Portland General Electric Co.	12,320	562,285
Power Assets Holdings Ltd. (Hong Kong)	321,000	2,786,307
PPL Corp.	57,300	2,174,535
Spark Infrastructure Group (Australia)	1,273,559	2,520,687
Tokyo Electric Power Co. Holdings, Inc. (Japan)*	286,700	1,158,206
Xcel Energy, Inc.	53,071	2,511,320

		72,659,388

Electrical Equipment — 0.4%
ABB Ltd. (Switzerland)	210,971	5,216,889
LS Industrial Systems Co. Ltd. (South Korea)	13,154	622,868
Nidec Corp. (Japan)	29,600	3,638,754
OSRAM Licht AG (Germany)	15,769	1,259,454
Preformed Line Products Co.	6,980	469,754
Prysmian SpA (Italy)	23,600	797,377

	Shares	Value

COMMON STOCKS (Continued)
Electrical Equipment (cont’d.)
Schneider Electric SE (France)*	64,987	$5,659,105
Siemens Gamesa Renewable Energy SA (Spain)	60,096	785,186
Zumtobel Group AG (Austria)	78,900	1,370,679

		19,820,066

Electronic Equipment, Instruments & Components — 0.6%
AAC Technologies Holdings, Inc. (China)	81,000	1,370,648
Alps Electric Co. Ltd. (Japan)	51,300	1,355,794
Anritsu Corp. (Japan)	150,200	1,247,638
Azbil Corp. (Japan)	35,400	1,519,526
Corning, Inc.	37,200	1,113,024
Hangzhou Hikvision Digital Technology Co. Ltd. (China) (Class A Stock)	264,400	1,274,797
Hitachi Ltd. (Japan)	480,000	3,384,410
Hon Hai Precision Industry Co. Ltd. (Taiwan)	782,000	2,715,814
Ingenico Group SA (France)	6,441	610,626
Keyence Corp. (Japan)	8,900	4,733,624
Kudelski SA (Switzerland)	77,007	963,111
Largan Precision Co. Ltd. (Taiwan)	16,000	2,822,642
Nippon Electric Glass Co. Ltd. (Japan)	9,500	368,258
Nissha Printing Co. Ltd. (Japan)(a)	35,400	961,598
Oxford Instruments PLC (United Kingdom)	63,287	822,343
Samsung Electro-Mechanics Co. Ltd. (South Korea)	15,548	1,389,624
Sunny Optical Technology Group Co. Ltd. (China)	121,000	1,942,533

		28,596,010

Energy Equipment & Services — 0.3%
Aker Solutions ASA (Norway)*	89,900	477,534
Halliburton Co.	84,264	3,878,672
Helix Energy Solutions Group, Inc.*	149,260	1,103,031
John Wood Group PLC (United Kingdom)	247,652	2,262,028
Nabors Industries Ltd.	43,500	351,045
ProPetro Holding Corp.*(a)	46,600	668,710
RPC, Inc.(a)	60,800	1,507,232
Schlumberger Ltd.	16,900	1,178,944
Schoeller-Bleckmann Oilfield Equipment AG (Austria)*	7,800	624,340
Tecnicas Reunidas SA (Spain)(a)	41,584	1,315,859
US Silica Holdings, Inc.(a)	28,700	891,709
Western Energy Services Corp. (Canada)*	45,600	49,702

		14,308,806

Equity Real Estate Investment Trusts (REITs) — 1.4%
alstria office REIT-AG (Germany)	95,300	1,362,313
American Homes 4 Rent (Class A Stock)	46,800	1,016,028
Armada Hoffler Properties, Inc.	102,154	1,410,747
AvalonBay Communities, Inc.	5,500	981,310
Boardwalk Real Estate Investment Trust (Canada)(a)	24,300	740,247
Boston Properties, Inc.(a)	18,799	2,310,021
CapitaLand Commercial Trust (Singapore)	983,900	1,203,140
Colony NorthStar, Inc. (Class A Stock)	66,554	835,918
CoreCivic, Inc.	21,100	564,847
CoreSite Realty Corp.(a)	25,870	2,894,853
Daiwa Office Investment Corp. (Japan)	223	1,116,003

A519

AST FI PYRAMIS® QUANTITATIVE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Equity Real Estate Investment Trusts (REITs) (cont’d.)
DCT Industrial Trust, Inc.	80,811	$4,680,573
Dexus (Australia)	118,796	886,504
Digital Realty Trust, Inc.(a)	10,300	1,218,799
Douglas Emmett, Inc.	27,800	1,095,876
Dream Industrial Real Estate Investment Trust (Canada)	28,900	210,771
Duke Realty Corp.	153,292	4,417,875
Equity LifeStyle Properties, Inc.	15,430	1,312,784
Eurocommercial Properties NV (Netherlands), CVA	23,655	1,011,144
Extra Space Storage, Inc.(a)	71,920	5,747,846
Fortune Real Estate Investment Trust (Hong Kong)	666,000	782,392
GEO Group, Inc. (The)	18,550	498,995
Goodman Group (Australia)	101,708	658,515
Great Portland Estates PLC (United Kingdom)	124,513	1,020,374
Hansteen Holdings PLC (United Kingdom)	401,707	743,002
Healthcare Realty Trust, Inc.	24,000	776,160
Hospitality Properties Trust	48,100	1,370,369
Investa Office Fund (Australia)	199,512	705,290
Mack-Cali Realty Corp.	61,400	1,455,794
Medical Properties Trust, Inc.	73,100	959,803
Merlin Properties Socimi SA (Spain)	68,500	949,643
Mid-America Apartment Communities, Inc.	2,600	277,888
Mirvac Group (Australia)	1,888,588	3,397,356
National Storage REIT (Australia)	807,958	948,493
Omega Healthcare Investors, Inc.(a)	73,100	2,332,621
Park Hotels & Resorts, Inc.	43,400	1,196,104
Pennsylvania Real Estate Investment Trust(a)	41,400	434,286
Potlatch Corp.	24,200	1,234,200
Prologis, Inc.	20,800	1,319,968
Public Storage(a)	10,099	2,161,085
Rexford Industrial Realty, Inc.	26,900	769,878
Segro PLC (United Kingdom)	379,660	2,729,639
Senior Housing Properties Trust	47,000	918,850
Simon Property Group, Inc.	6,600	1,062,666
Spirit Realty Capital, Inc.	66,100	566,477
STORE Capital Corp.	46,700	1,161,429
Sun Communities, Inc.	16,700	1,430,856
Uniti Group, Inc.(a)	75,300	1,103,898
VEREIT, Inc.	136,000	1,127,440
Warehouses De Pauw, CVA (Belgium)	11,588	1,308,022
Washington Prime Group, Inc.(a)	60,000	499,800

		70,918,892

Food & Staples Retailing — 0.9%
Andersons, Inc. (The)	14,900	510,325
BGF retail Co. Ltd. (South Korea)	29,294	2,128,125
BIM Birlesik Magazalar A/S (Turkey)	117,095	2,441,472
Casino Guichard Perrachon SA (France)	20,057	1,189,520
Costco Wholesale Corp.	8,400	1,380,036
CP ALL PCL (Thailand)	325,200	651,412
CVS Health Corp.	18,000	1,463,760
George Weston Ltd. (Canada)	8,600	748,860
J Sainsbury PLC (United Kingdom)	651,903	2,078,466
Koninklijke Ahold Delhaize NV (Netherlands)	93,224	1,741,847
Lawson, Inc. (Japan)	8,800	582,733

	Shares	Value
COMMON STOCKS (Continued)
Food & Staples Retailing (cont’d.)
Magnit PJSC (Russia)	2,979	$522,928
Magnit PJSC (Russia), GDR	32,438	1,319,608
METRO AG (Germany)*	30,433	643,298
North West Co., Inc. (The) (Canada)	74,800	1,793,042
Performance Food Group Co.*	30,600	864,450
Raia Drogasil SA (Brazil)	33,200	785,881
Rami Levy Chain Stores Hashikma Marketing 2006 Ltd. (Israel)	13,600	695,484
San-A Co. Ltd. (Japan)	35,200	1,567,315
Seven & i Holdings Co. Ltd. (Japan)	72,600	2,804,862
Sundrug Co. Ltd. (Japan)	54,500	2,258,445
Sysco Corp.	42,274	2,280,682
Tsuruha Holdings, Inc. (Japan)	10,000	1,195,659
US Foods Holding Corp.*	26,500	707,550
Wal-Mart Stores, Inc.	105,775	8,265,259
Woolworths Ltd. (Australia)(a)	172,511	3,416,369

		44,037,388

Food Products — 1.4%
Archer-Daniels-Midland Co.	61,904	2,631,539
Dairy Crest Group PLC (United Kingdom)	138,191	1,137,827
Danone SA (France)	43,287	3,399,908
Darling Ingredients, Inc.*	65,700	1,151,064
General Mills, Inc.	38,726	2,004,458
Gruma SAB de CV (Mexico) (Class B Stock)	132,485	1,945,660
Hershey Co. (The)	20,543	2,242,679
Ingredion, Inc.	19,400	2,340,416
Inventure Foods, Inc.*(a)	26,700	125,223
J.M. Smucker Co. (The)	8,400	881,412
Kellogg Co.(a)	27,600	1,721,412
Kerry Group PLC (Ireland) (Class A Stock)	13,100	1,257,113
Kraft Heinz Co. (The)	16,100	1,248,555
M Dias Branco SA (Brazil)	39,800	628,325
Marine Harvest ASA (Norway)*	67,265	1,330,368
Mondelez International, Inc. (Class A Stock)	104,776	4,260,192
Nestle SA (Switzerland)	230,214	19,324,452
NH Foods Ltd. (Japan)	51,000	1,401,680
Orkla ASA (Norway)	121,378	1,245,543
Pilgrim’s Pride Corp.*(a)	120,880	3,434,201
Pinnacle Foods, Inc.	18,700	1,069,079
Post Holdings, Inc.*	24,600	2,171,442
Sanderson Farms, Inc.(a)	16,130	2,605,318
Snyder’s-Lance, Inc.(a)	31,790	1,212,471
SunOpta, Inc. (Canada), (XNGS)*	90,200	784,740
SunOpta, Inc. (Canada), (XTSE)*	121,200	1,050,028
Tate & Lyle PLC (United Kingdom)	134,461	1,167,549
TreeHouse Foods, Inc.*(a)	7,700	521,521
Tyson Foods, Inc. (Class A Stock)	97,978	6,902,550
WH Group Ltd. (Hong Kong), 144A	1,826,500	1,945,228

		73,141,953

Gas Utilities — 0.2%
Atmos Energy Corp.	21,410	1,795,014
Gas Natural SDG SA (Spain)	48,050	1,064,424
National Fuel Gas Co.(a)	20,400	1,154,844
New Jersey Resources Corp.	88,787	3,742,372
South Jersey Industries, Inc.	51,080	1,763,792
Southwest Gas Holdings, Inc.	24,200	1,878,404

A520

AST FI PYRAMIS® QUANTITATIVE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Gas Utilities (cont’d.)
UGI Corp.	24,900	$1,166,814

		12,565,664

Health Care Equipment & Supplies — 1.0%
Abbott Laboratories	25,200	1,344,672
Antares Pharma, Inc.*(a)	112,100	363,204
Becton, Dickinson and Co.(a)	47,754	9,357,396
Boston Scientific Corp.*	212,054	6,185,615
Cooper Cos., Inc. (The)	5,800	1,375,238
Danaher Corp.	107,527	9,223,666
Hill-Rom Holdings, Inc.	14,600	1,080,400
Hoya Corp. (Japan)	75,300	4,072,137
IDEXX Laboratories, Inc.*	6,700	1,041,783
Intuitive Surgical, Inc.*	2,800	2,928,464
iRhythm Technologies, Inc.*	12,700	658,876
Koninklijke Philips NV (Netherlands)	52,765	2,177,070
Medtronic PLC	26,383	2,051,806
Merit Medical Systems, Inc.*	30,310	1,283,629
Nagaileben Co. Ltd. (Japan)	25,100	631,711
Olympus Corp. (Japan)	86,100	2,917,596
ResMed, Inc.(a)	17,000	1,308,320
Sartorius Stedim Biotech (France)	45,400	3,146,807
Stryker Corp.	13,715	1,947,804
Teleflex, Inc.	4,920	1,190,492

		54,286,686

Health Care Providers & Services — 1.2%
Acadia Healthcare Co., Inc.*(a)	21,300	1,017,288
Addus HomeCare Corp.*	35,400	1,249,620
Almost Family, Inc.*	23,400	1,256,580
Amedisys, Inc.*	17,200	962,512
Anthem, Inc.	17,100	3,246,948
As One Corp. (Japan)	19,200	1,022,426
BioScrip, Inc.*(a)	297,000	816,750
Brookdale Senior Living, Inc.*	27,500	291,500
Capital Senior Living Corp.*(a)	39,900	500,745
Cardinal Health, Inc.	15,400	1,030,568
Centene Corp.*	15,100	1,461,227
Cigna Corp.	10,233	1,912,957
Civitas Solutions, Inc.*	44,300	817,335
Envision Healthcare Corp.*	5,570	250,372
Fresenius Medical Care AG & Co. KGaA (Germany)	31,994	3,127,919
Fresenius SE & Co. KGaA (Germany)	37,565	3,037,863
Hanger, Inc.*(a)	23,810	261,672
Humana, Inc.	42,548	10,365,969
Laboratory Corp. of America Holdings*	7,900	1,192,663
LHC Group, Inc.*	13,000	921,960
McKesson Corp.	8,100	1,244,241
Mediclinic International PLC (South Africa)(a)	180,633	1,573,375
Quest Diagnostics, Inc.	20,901	1,957,170
Raffles Medical Group Ltd. (Singapore)	1,763,281	1,462,771
Ryman Healthcare Ltd. (New Zealand)	83,194	557,358
Ship Healthcare Holdings, Inc. (Japan)	24,900	769,218
Sigma Healthcare Ltd. (Australia)	1,286,892	834,888
Tsukui Corp. (Japan)	163,300	1,130,224
UnitedHealth Group, Inc.	92,719	18,159,016

	Shares	Value
COMMON STOCKS (Continued)
Health Care Providers & Services (cont’d.)
WellCare Health Plans, Inc.*	14,100	$2,421,534

		64,854,669

Health Care Technology — 0.1%
CompuGroup Medical SE (Germany)	42,200	2,391,359
Evolent Health, Inc. (Class A Stock)*(a)	56,900	1,012,820

		3,404,179

Hotels, Restaurants & Leisure — 1.1%
Accor SA (France)	57,525	2,860,904
Aristocrat Leisure Ltd. (Australia)	152,719	2,522,545
Bojangles’, Inc.*(a)	32,200	434,700
Caesars Entertainment Corp.*(a)	45,600	608,760
Cara Operations Ltd. (Canada)	49,700	971,495
Carnival Corp.	65,118	4,204,669
Carnival PLC	18,898	1,201,766
Carrols Restaurant Group, Inc.*	51,580	562,222
Churchill Downs, Inc.	5,000	1,031,000
Compass Group PLC (United Kingdom)	139,077	2,950,867
Crown Resorts Ltd. (Australia)	220,713	1,962,541
Darden Restaurants, Inc.(a)	13,100	1,032,018
Del Frisco’s Restaurant Group, Inc.*	41,400	602,370
Denny’s Corp.*	66,750	831,038
Domino’s Pizza, Inc.	4,500	893,475
Genting Hong Kong Ltd. (Hong Kong)	1,074,000	268,500
Genting Singapore PLC (Singapore)	1,316,700	1,138,568
Hilton Grand Vacations, Inc.*	31,300	1,209,119
InterContinental Hotels Group PLC (United Kingdom)	42,529	2,249,808
Jack in the Box, Inc.	7,300	744,016
Las Vegas Sands Corp.	38,800	2,489,408
Marriott International, Inc. (Class A Stock)	11,200	1,234,912
McDonald’s Corp.	47,698	7,473,323
Melco Resorts & Entertainment Ltd. (Hong Kong), ADR	98,500	2,375,820
Melia Hotels International SA (Spain)	149,200	2,158,020
Restaurant Brands International, Inc. (Canada)	19,100	1,220,318
Rezidor Hotel Group AB (Belgium)	206,527	827,897
Royal Caribbean Cruises Ltd.	38,643	4,580,741
Shangri-La Asia Ltd. (Hong Kong)	388,000	720,158
Starbucks Corp.	40,264	2,162,579
Vail Resorts, Inc.	5,500	1,254,660
Wyndham Worldwide Corp.	23,000	2,424,430
Yum! Brands, Inc.	16,700	1,229,287

		58,431,934

Household Durables — 0.7%
Berkeley Group Holdings PLC (United Kingdom)	9,151	456,055
Cairn Homes PLC (Ireland)*	1,144,000	2,324,114
CalAtlantic Group, Inc.(a)	33,500	1,227,105
Coway Co. Ltd. (South Korea)	16,280	1,338,213
D.R. Horton, Inc.	71,615	2,859,587
De’ Longhi SpA (Italy)	34,900	1,124,248
Dorel Industries, Inc. (Canada) (Class B Stock)	18,000	430,759
Helen of Troy Ltd.*	14,000	1,356,599
Installed Building Products, Inc.*	11,400	738,720

A521

AST FI PYRAMIS® QUANTITATIVE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Household Durables (cont’d.)
Midea Group Co. Ltd. (China) (Class A Stock)	97,800	$651,334
Nien Made Enterprise Co. Ltd. (Taiwan)	79,299	814,294
Panasonic Corp. (Japan)	286,800	4,162,035
Persimmon PLC (United Kingdom)	28,496	986,170
Sony Corp. (Japan)	110,200	4,111,415
Taylor Morrison Home Corp. (Class A Stock)*	81,043	1,786,998
Techtronic Industries Co. Ltd. (Hong Kong)	1,497,000	8,013,571
Toll Brothers, Inc.	117,191	4,859,911
TopBuild Corp.*	21,600	1,407,672

		38,648,800

Household Products — 0.6%
Colgate-Palmolive Co.	31,911	2,324,716
Essity AB (Sweden) (Class B Stock)*	173,321	4,725,431
Lion Corp. (Japan)	59,600	1,089,006
Procter & Gamble Co. (The)	170,640	15,524,828
Reckitt Benckiser Group PLC (United Kingdom)	52,172	4,766,847

		28,430,828

Independent Power & Renewable Electricity Producers — 0.2%
AES Corp.	298,800	3,292,776
Boralex, Inc. (Canada) (Class A Stock)	77,400	1,333,060
Huaneng Renewables Corp. Ltd. (China) (Class H Stock)	4,102,000	1,359,699
Vistra Energy Corp.	129,800	2,425,962

		8,411,497

Industrial Conglomerates — 0.4%
3M Co.	16,998	3,567,880
CK Hutchison Holdings Ltd. (Hong Kong)	396,364	5,076,745
Honeywell International, Inc.	71,941	10,196,917
Jardine Matheson Holdings Ltd. (Hong Kong)	17,500	1,108,800
Jardine Strategic Holdings Ltd. (Hong Kong)	27,000	1,166,400
Roper Technologies, Inc.	3,700	900,580

		22,017,322

Insurance — 2.2%
Admiral Group PLC (United Kingdom)	38,462	937,221
Aflac, Inc.	53,030	4,316,111
AIA Group Ltd. (Hong Kong)	593,200	4,391,638
Allianz SE (Germany)	5,822	1,307,537
Allstate Corp. (The)	87,932	8,081,829
American Financial Group, Inc.	31,130	3,220,399
Assurant, Inc.	13,200	1,260,864
Assured Guaranty Ltd.	31,200	1,177,800
Aviva PLC (United Kingdom)	160,183	1,105,571
Baloise Holding AG (Switzerland)	11,430	1,809,976
Brighthouse Financial, Inc.*	1,700	103,360
China Life Insurance Co. Ltd. (China) (Class H Stock)	825,000	2,472,986
China Pacific Insurance Group Co. Ltd. (China) (Class H Stock)	322,400	1,397,164
Chubb Ltd.	8,400	1,197,419
Direct Line Insurance Group PLC (United Kingdom)	273,715	1,334,383
Discovery Ltd. (South Africa)	83,132	864,485

	Shares	Value
COMMON STOCKS (Continued)
Insurance (cont’d.)
Dongbu Insurance Co. Ltd. (South Korea)	19,100	$1,220,273
Employers Holdings, Inc.	21,500	977,175
Euler Hermes Group (France)	16,400	1,937,747
FNF Group	31,200	1,480,752
Hartford Financial Services Group, Inc. (The)	154,994	8,591,317
Hyundai Marine & Fire Insurance Co. Ltd. (South Korea)	35,684	1,415,257
Insurance Australia Group Ltd. (Australia)	734,871	3,680,519
Intact Financial Corp. (Canada)	14,800	1,222,549
James River Group Holdings Ltd.	17,900	742,492
Lancashire Holdings Ltd. (United Kingdom)	52,989	474,311
Marsh & McLennan Cos., Inc.	16,400	1,374,484
MetLife, Inc.	21,000	1,090,950
Muenchener Rueckversicherungs- Gesellschaft AG in Muenchen (Germany)	18,507	3,960,957
National Western Life Group, Inc. (Class A Stock)	2,800	977,200
NN Group NV (Netherlands)	32,975	1,380,865
Ping An Insurance Group Co. of China Ltd. (China) (Class H Stock)	242,500	1,873,170
Principal Financial Group, Inc.	123,635	7,954,676
Progressive Corp. (The)	24,500	1,186,290
Prudential PLC (United Kingdom)	236,313	5,655,080
QBE Insurance Group Ltd. (Australia)	457,252	3,604,776
Reinsurance Group of America, Inc.	52,018	7,258,071
Sampo Oyj (Finland) (Class A Stock)	51,359	2,718,131
SCOR SE (France)	15,900	666,826
Sony Financial Holdings, Inc. (Japan)	72,600	1,191,334
Tokio Marine Holdings, Inc. (Japan)	51,800	2,027,318
Torchmark Corp.	8,900	712,801
Travelers Cos., Inc. (The)	17,570	2,152,676
Zurich Insurance Group AG (Switzerland)	32,898	10,052,953

		112,559,693

Internet & Direct Marketing Retail — 0.5%
Amazon.com, Inc.*	15,522	14,922,075
HSN, Inc.	10,700	417,835
JD.com, Inc. (China), ADR*	35,800	1,367,560
Liberty Ventures (Class A Stock)*	18,800	1,081,940
Netflix, Inc.*	6,900	1,251,315
Priceline Group, Inc. (The)*	1,200	2,196,984
Start Today Co. Ltd. (Japan)	51,600	1,635,211
Yoox Net-A-Porter Group SpA (Italy)*(a)	31,600	1,240,257

		24,113,177

Internet Software & Services — 1.8%
2U, Inc.*(a)	15,600	874,224
Akamai Technologies, Inc.*	10,000	487,200
Alibaba Group Holding Ltd. (China), ADR*(a)	60,900	10,518,039
Alphabet, Inc. (Class A Stock)*	17,648	17,184,211
Alphabet, Inc. (Class C Stock)*	12,876	12,349,500
Auto Trader Group PLC (United Kingdom), 144A	224,582	1,181,523
Baidu, Inc. (China), ADR*	9,600	2,377,824
Cornerstone OnDemand, Inc.*	21,300	864,993
Criteo SA (France), ADR*(a)	11,588	480,902
Facebook, Inc. (Class A Stock)*	91,510	15,636,313

A522

AST FI PYRAMIS® QUANTITATIVE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Internet Software & Services (cont’d.)
GMO Internet, Inc. (Japan)	94,700	$1,154,890
Gogo, Inc.*(a)	55,800	658,998
GrubHub, Inc.*(a)	10,300	542,398
Internet Initiative Japan, Inc. (Japan)	25,300	472,810
Kakaku.com, Inc. (Japan)(a)	93,600	1,194,114
LogMeIn, Inc.	25,328	2,787,346
Mail.Ru Group Ltd. (Russia), GDR*	66,166	2,190,734
MercadoLibre, Inc. (Argentina)(a)	15,400	3,987,522
Mixi, Inc. (Japan)	54,800	2,646,619
NAVER Corp. (South Korea)	889	580,012
NetEase, Inc. (China), ADR(a)	4,000	1,055,240
Tencent Holdings Ltd. (China)	291,800	12,757,698
United Internet AG (Germany)	22,991	1,433,088
VeriSign, Inc.*(a)	12,400	1,319,236

		94,735,434

IT Services — 1.3%
Accenture PLC (Class A Stock)	36,992	4,996,510
Alliance Data Systems Corp.	5,300	1,174,215
Alten SA (France)	27,036	2,444,412
Amadeus IT Group SA (Spain)	73,722	4,794,760
Amdocs Ltd.(a)	7,100	456,671
Atos SE (France)	8,468	1,313,447
Booz Allen Hamilton Holding Corp.	6,300	235,557
Capgemini SE (France)	40,317	4,726,118
Cognizant Technology Solutions Corp. (Class A Stock)	18,400	1,334,736
Computershare Ltd. (Australia)	101,747	1,157,602
CSRA, Inc.	38,100	1,229,487
DXC Technology Co.	15,500	1,331,140
EOH Holdings Ltd. (South Africa)	67,205	474,997
EPAM Systems, Inc.*	17,900	1,573,947
Euronet Worldwide, Inc.*	9,400	891,026
EVERTEC, Inc. (Puerto Rico)	63,500	1,006,475
ExlService Holdings, Inc.*	22,800	1,329,696
First Data Corp. (Class A Stock)*	70,800	1,277,232
Fujitsu Ltd. (Japan)	405,000	3,014,231
Genpact Ltd.	28,400	816,499
Jack Henry & Associates, Inc.	10,600	1,089,574
Leidos Holdings, Inc.	21,700	1,285,074
Luxoft Holding, Inc.*(a)	13,200	630,960
Mastercard, Inc. (Class A Stock)	29,000	4,094,800
MAXIMUS, Inc.	12,800	825,600
Obic Co. Ltd. (Japan)	76,900	4,841,588
Otsuka Corp. (Japan)	45,700	2,930,995
Paychex, Inc.	38,300	2,296,468
PayPal Holdings, Inc.*	47,400	3,035,022
Perficient, Inc.*	38,900	765,163
Square, Inc. (Class A Stock)*(a)	44,000	1,267,640
Virtusa Corp.*	29,120	1,100,154
Visa, Inc. (Class A Stock)(a)	48,369	5,090,354
WNS Holdings Ltd. (India), ADR*	22,700	828,550
Zuken, Inc. (Japan)	77,400	1,175,376

		66,836,076

Leisure Products — 0.1%
Amer Sports OYJ (Finland)*	60,600	1,608,814
Brunswick Corp.	18,640	1,043,281
Hasbro, Inc.	23,900	2,334,313

	Shares	Value
COMMON STOCKS (Continued)
Leisure Products (cont’d.)
Mattel, Inc.	77,800	$1,204,344

		6,190,752

Life Sciences Tools & Services — 0.1%
Bio-Rad Laboratories, Inc. (Class A Stock)*	5,300	1,177,766
Bio-Techne Corp.	4,700	568,183
Bruker Corp.	31,966	950,989
Cambrex Corp.*	21,300	1,171,500
Charles River Laboratories International, Inc.*	8,100	874,962
Tecan Group AG (Switzerland)	12,320	2,552,683

		7,296,083

Machinery — 1.5%
Alfa Laval AB (Sweden)	237,943	5,820,052
Allison Transmission Holdings, Inc.(a)	89,800	3,370,194
Alstom SA (France)	71,622	3,043,068
Caterpillar, Inc.	60,360	7,527,496
Cummins, Inc.	32,260	5,420,648
Deere & Co.	9,900	1,243,341
Deutz AG (Germany)	210,900	1,706,389
FANUC Corp. (Japan)	10,100	2,047,812
Federal Signal Corp.	73,900	1,572,592
Fortive Corp.	39,381	2,787,781
Franklin Electric Co., Inc.	15,700	704,145
Hoshizaki Corp. (Japan)	11,100	975,060
Ingersoll-Rand PLC	65,304	5,823,158
ITT, Inc.	45,800	2,027,566
Kawasaki Heavy Industries Ltd. (Japan)	34,600	1,147,233
Komatsu Ltd. (Japan)	109,100	3,089,387
Kone OYJ (Finland) (Class B Stock)	23,369	1,238,767
Meritor, Inc.*	42,800	1,113,228
MINEBEA MITSUMI, Inc. (Japan)	172,200	2,697,035
Mitsubishi Heavy Industries Ltd. (Japan)(a)	98,900	3,910,453
Miura Co. Ltd. (Japan)	63,600	1,400,708
NGK Insulators Ltd. (Japan)	92,100	1,725,620
Nippon Thompson Co. Ltd. (Japan)	90,500	501,774
Nordson Corp.	6,800	805,800
OC Oerlikon Corp. AG (Switzerland)*	50,350	775,796
Oshkosh Corp.	15,600	1,287,624
Parker-Hannifin Corp.	6,700	1,172,634
Pfeiffer Vacuum Technology AG (Germany)	4,700	741,346
Singamas Container Holdings Ltd. (Hong Kong)	3,082,000	684,436
SMC Corp. (Japan)	5,400	1,908,151
Snap-on, Inc.	3,000	447,030
Sumitomo Heavy Industries Ltd. (Japan)	75,200	3,018,459
Trinity Industries, Inc.	33,900	1,081,410
Volvo AB (Sweden) (Class B Stock)	67,738	1,307,888
Wartsila OYJ Abp (Finland)	31,202	2,209,691
Yangzijiang Shipbuilding Holdings Ltd. (China)	284,200	300,410

		76,634,182

Marine — 0.1%
AP Moller - Maersk A/S (Denmark) (Class B Stock)	1,832	3,488,243

Media — 1.0%
Cable One, Inc.	1,800	1,299,816

A523

AST FI PYRAMIS® QUANTITATIVE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

	Shares	Value

COMMON STOCKS (Continued)
Media (cont’d.)
Cinemark Holdings, Inc.(a)	25,600	$926,976
Cineworld Group PLC (United Kingdom)	110,100	1,000,112
Comcast Corp. (Class A Stock)	364,243	14,016,070
CTS Eventim AG & Co. KGaA (Germany)	25,742	1,124,672
Daiichikosho Co. Ltd. (Japan)	30,300	1,450,882
Dentsu, Inc. (Japan)	52,000	2,284,263
I-CABLE Communications Ltd. (Hong Kong)*	15,754	518
Informa PLC (United Kingdom)	168,163	1,515,416
IPSOS (France)	37,500	1,298,278
Liberty Broadband Corp. (Class C Stock)*	12,800	1,219,840
Lions Gate Entertainment Corp. (Class B Stock)*	28,188	896,097
Mediaset Espana Comunicacion SA (Spain)	104,700	1,183,188
Naspers Ltd. (South Africa) (Class N Stock)	33,684	7,281,559
Phoenix Satellite Television Holdings Ltd. (Hong Kong)	1,456,000	212,963
Pico Far East Holdings Ltd. (Hong Kong)	2,044,000	855,188
ProSiebenSat.1 Media SE (Germany)	151,328	5,164,026
Quebecor, Inc. (Canada) (Class B Stock)	48,000	1,803,823
REA Group Ltd. (Australia)	15,114	796,110
Sirius XM Holdings, Inc.(a)	217,900	1,202,808
Smiles SA (Brazil)	28,500	719,890
Technicolor SA (France)	86,600	298,890
Vivendi SA (France)	141,264	3,578,736
WPP PLC (United Kingdom)	189,508	3,516,523

		53,646,644

Metals & Mining — 0.8%
Agnico Eagle Mines Ltd. (Canada)	24,800	1,120,795
Alrosa PJSC (Russia)	695,800	995,690
Alumina Ltd. (Australia)	805,857	1,396,539
BHP Billiton Ltd. (Australia)	170,619	3,460,118
BHP Billiton PLC (Australia)	308,988	5,452,393
Boliden AB (Sweden)	39,892	1,353,111
Compass Minerals International, Inc.(a)	14,800	960,520
Copper Mountain Mining Corp. (Canada)*(a)	103,100	103,286
Detour Gold Corp. (Canada)*	66,400	732,249
Dowa Holdings Co. Ltd. (Japan)	9,200	337,904
Ferroglobe PLC^	44,100	—
Fortescue Metals Group Ltd. (Australia)	77,697	314,653
Franco-Nevada Corp. (Canada)	14,600	1,131,025
Fresnillo PLC (Mexico)	97,761	1,842,034
Gem Diamonds Ltd. (United Kingdom)*	222,100	238,941
Glencore PLC (Switzerland)*	1,247,847	5,727,622
Hitachi Metals Ltd. (Japan)	114,000	1,588,685
Independence Group NL (Australia)(a)	436,688	1,191,525
Kaiser Aluminum Corp.	7,800	804,492
KAZ Minerals PLC (United Kingdom)*	95,500	991,296
Lundin Mining Corp. (Canada)	264,700	1,815,934
POSCO (South Korea)	7,688	2,136,376
Randgold Resources Ltd. (United Kingdom)	14,800	1,446,502
Rio Tinto Ltd. (United Kingdom)	6,558	343,737
Steel Dynamics, Inc.	57,111	1,968,616
Tahoe Resources, Inc.	75,400	396,413
Vale SA (Brazil), ADR(a)	138,104	1,390,707

		39,241,163

	Shares	Value

COMMON STOCKS (Continued)
Mortgage Real Estate Investment Trusts (REITs) — 0.2%
AGNC Investment Corp.	53,900	$1,168,552
Annaly Capital Management, Inc.	96,217	1,172,885
Chimera Investment Corp.	61,900	1,171,148
Ladder Capital Corp.	43,900	604,942
MFA Financial, Inc.	135,400	1,186,104
New Residential Investment Corp.	68,100	1,139,313
Redwood Trust, Inc.	56,780	924,946
Starwood Property Trust, Inc.	53,100	1,153,332
Two Harbors Investment Corp.	115,200	1,161,216

		9,682,438

Multiline Retail — 0.1%
B&M European Value Retail SA (Luxembourg)	303,546	1,576,892
Dollar General Corp.	13,700	1,110,385
Dollarama, Inc. (Canada)	3,100	339,206
Don Quijote Holdings Co. Ltd. (Japan)	17,600	657,847
Harvey Norman Holdings Ltd. (Australia)	271,946	829,505
Lifestyle International Holdings Ltd. (Hong Kong)	467,500	655,027

		5,168,862

Multi-Utilities — 0.5%
AGL Energy Ltd. (Australia)	49,612	911,007
Ameren Corp.	45,986	2,659,830
Atco Ltd. (Canada) (Class I Stock)	9,100	334,025
CenterPoint Energy, Inc.	87,500	2,555,875
CMS Energy Corp.	29,400	1,361,808
DTE Energy Co.	20,880	2,241,677
E.ON SE (Germany)	442,859	5,020,416
Engie SA (France)	156,764	2,662,058
NiSource, Inc.	44,400	1,136,196
Public Service Enterprise Group, Inc.	77,823	3,599,314
RWE AG (Germany)*	65,281	1,485,131
SCANA Corp.	23,700	1,149,213
Sempra Energy	9,900	1,129,887
Vectren Corp.	18,200	1,197,014

		27,443,451

Oil, Gas & Consumable Fuels — 2.6%
Aegean Marine Petroleum Network, Inc. (Greece)(a)	98,600	488,070
Anadarko Petroleum Corp.	50,811	2,482,117
Andeavor	23,200	2,393,080
Ardmore Shipping Corp. (Ireland)*(a)	91,428	754,281
Cabot Oil & Gas Corp.	92,300	2,469,025
Callon Petroleum Co.*(a)	114,700	1,289,228
Canadian Natural Resources Ltd. (Canada)	4,700	157,414
Centennial Resource Development, Inc. (Class A Stock)*(a)	37,500	673,875
Chevron Corp.	120,668	14,178,490
CNOOC Ltd. (China)	2,721,000	3,522,476
ConocoPhillips	48,900	2,447,445
Delek US Holdings, Inc.	12,700	339,471
Devon Energy Corp.	20,800	763,568
Diamondback Energy, Inc.*	28,657	2,807,240
Encana Corp. (Canada)	52,200	614,561
EOG Resources, Inc.	69,300	6,704,082
Euronav NV (Belgium)	78,500	646,188

A524

AST FI PYRAMIS® QUANTITATIVE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

	Shares	Value

COMMON STOCKS (Continued)
Oil, Gas & Consumable Fuels (cont’d.)
Extraction Oil & Gas, Inc.*(a)	64,490	$992,501
Exxon Mobil Corp.	43,284	3,548,422
Galp Energia SGPS SA (Portugal)	147,196	2,610,234
HollyFrontier Corp.(a)	33,200	1,194,204
Kinder Morgan, Inc.	60,500	1,160,390
Kosmos Energy Ltd. (Ghana)*	110,500	879,580
LUKOIL PJSC (Russia)	27,403	1,458,096
LUKOIL PJSC (Russia), ADR	12,330	651,240
Lundin Petroleum AB (Sweden)*	194,042	4,252,026
Marathon Oil Corp.	35,200	477,312
Marathon Petroleum Corp.	54,391	3,050,247
Murphy Oil Corp.(a)	5,000	132,800
OMV AG (Austria)	54,921	3,201,889
Petroleo Brasileiro SA (Brazil)*	387,400	1,947,305
Petroleo Brasileiro SA (Brazil), ADR(a)	66,900	671,676
Peyto Exploration & Development Corp. (Canada)	34,700	567,325
Phillips 66	28,000	2,565,080
Pioneer Natural Resources Co.	20,000	2,950,800
Plains GP Holdings LP (Class A Stock)*	92,500	2,022,975
Repsol SA (Spain)	279,404	5,156,197
Royal Dutch Shell PLC (Netherlands) (Class A Stock), (XLON)	635,559	19,207,736
Royal Dutch Shell PLC (Netherlands) (Class A Stock), ADR	87,456	5,298,084
San-Ai Oil Co. Ltd. (Japan)	139,100	1,543,971
Snam SpA (Italy)	248,512	1,197,586
Southwestern Energy Co.*	101,600	620,776
Spartan Energy Corp. (Canada)*	122,766	672,003
Statoil ASA (Norway)	190,752	3,834,971
Suncor Energy, Inc. (Canada)	109,300	3,830,646
TOTAL SA (France)	122,448	6,574,741
Tupras Turkiye Petrol Rafinerileri A/S (Turkey)	37,115	1,266,597
Ultrapar Participacoes SA (Brazil)	65,900	1,573,036
Valero Energy Corp.	57,400	4,415,782
Williams Cos., Inc. (The)	101,700	3,052,017

		135,308,856

Paper & Forest Products — 0.1%
Canfor Corp. (Canada)*	55,900	1,050,127
Domtar Corp.	5,600	242,984
KapStone Paper and Packaging Corp.	38,900	835,961
Nine Dragons Paper Holdings Ltd. (Hong Kong)	629,000	1,244,824
UPM-Kymmene OYJ (Finland)	86,573	2,348,809

		5,722,705

Personal Products — 0.7%
Beiersdorf AG (Germany)	11,235	1,209,618
Estee Lauder Cos., Inc. (The) (Class A Stock)	12,100	1,304,864
Herbalife Ltd.*	19,000	1,288,770
Kao Corp. (Japan)	55,200	3,249,809
Kose Corp. (Japan)	26,100	2,991,640
L’Oreal SA (France)	10,530	2,232,807
Unilever NV (United Kingdom), CVA	275,179	16,265,996
Unilever PLC (United Kingdom)	159,787	9,248,358

		37,791,862

	Shares	Value

COMMON STOCKS (Continued)
Pharmaceuticals — 2.2%
Aclaris Therapeutics, Inc.*	22,400	$578,144
Allergan PLC	2,700	553,365
AstraZeneca PLC (United Kingdom)	52,376	3,483,075
Bayer AG (Germany)	44,169	6,033,600
Bristol-Myers Squibb Co.	177,505	11,314,169
Catalent, Inc.*	36,300	1,449,096
China Traditional Chinese Medicine Holdings Co. Ltd. (China)	2,544,000	1,421,788
Chugai Pharmaceutical Co. Ltd. (Japan)	63,300	2,630,504
CSPC Pharmaceutical Group Ltd. (China)	1,422,000	2,389,811
GlaxoSmithKline PLC (United Kingdom)	513,765	10,270,464
Intersect ENT, Inc.*	26,500	825,475
Ipsen SA (France)	30,268	4,027,236
Jazz Pharmaceuticals PLC*	6,000	877,500
Jiangsu Hengrui Medicine Co. Ltd. (China) (Class A Stock)	134,198	1,210,500
Johnson & Johnson	31,394	4,081,534
Merck & Co., Inc.	181,435	11,617,283
Merck KGaA (Germany)	9,569	1,065,725
Mitsubishi Tanabe Pharma Corp. (Japan)	50,715	1,164,265
Novartis AG (Switzerland)	210,616	18,065,576
Orion OYJ (Finland) (Class B Stock)	34,259	1,590,712
Roche Holding AG (Switzerland)	54,559	13,946,379
Sanofi (France)	69,718	6,940,156
Santen Pharmaceutical Co. Ltd. (Japan)	73,600	1,161,255
Shionogi & Co. Ltd. (Japan)	51,600	2,820,812
Takeda Pharmaceutical Co. Ltd. (Japan)	89,000	4,921,339
Taro Pharmaceutical Industries Ltd.*(a)	14,000	1,577,660

		116,017,423

Professional Services — 0.4%
CBIZ, Inc.*	117,460	1,908,725
Huron Consulting Group, Inc.*	500	17,150
ICF International, Inc.*	70,863	3,823,059
Meitec Corp. (Japan)	67,600	3,388,811
Morneau Shepell, Inc. (Canada)	53,500	891,845
Nielsen Holdings PLC	28,300	1,173,035
Recruit Holdings Co. Ltd. (Japan)	38,300	829,328
Robert Half International, Inc.	50,100	2,522,034
SEEK Ltd. (Australia)	85,286	1,113,591
SGS SA (Switzerland)	523	1,255,867
SThree PLC (United Kingdom)	94,410	445,576
Teleperformance (France)	26,200	3,908,717

		21,277,738

Real Estate Management & Development — 0.7%
Ayala Land, Inc. (Philippines)	2,632,400	2,257,420
Azrieli Group Ltd. (Israel)	4,948	275,197
Castellum AB (Sweden)	169,450	2,660,904
CBRE Group, Inc. (Class A Stock)*	32,400	1,227,312
Daito Trust Construction Co. Ltd. (Japan)	23,798	4,335,580
Deutsche Wohnen SE (Germany)	67,960	2,888,183
Goldcrest Co. Ltd. (Japan)	29,700	704,552
Henderson Land Development Co. Ltd. (Hong Kong)	518,300	3,447,413
Hongkong Land Holdings Ltd. (Hong Kong)	296,400	2,134,080
Investors Cloud Co. Ltd. (Japan)(a)	18,100	1,078,654
Kerry Properties Ltd. (Hong Kong)	153,500	637,571
LendLease Group (Australia)	305,236	4,300,544

A525

AST FI PYRAMIS® QUANTITATIVE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

	Shares	Value

COMMON STOCKS (Continued)
Real Estate Management & Development (cont’d.)
Mitsui Fudosan Co. Ltd. (Japan)	178,300	$3,866,083
PSP Swiss Property AG (Switzerland)	7,029	647,798
Sino Land Co. Ltd. (Hong Kong)	1,920,000	3,384,939
Tokyo Tatemono Co. Ltd. (Japan)	104,600	1,338,022
UOL Group Ltd. (Singapore)	72,300	433,927
Vonovia SE (Germany)	47,987	2,043,647
Wheelock & Co. Ltd. (Hong Kong)	62,000	437,652

		38,099,478

Road & Rail — 0.4%
Aurizon Holdings Ltd. (Australia)	211,932	816,699
Avis Budget Group, Inc.*	25,900	985,754
Canadian National Railway Co. (Canada)	30,200	2,502,165
Central Japan Railway Co. (Japan)	6,500	1,140,683
ComfortDelGro Corp. Ltd. (Singapore)	460,400	707,476
CSX Corp.	28,100	1,524,706
Genesee & Wyoming, Inc. (Class A Stock)*	9,010	666,830
Landstar System, Inc.	9,700	966,605
Localiza Rent a Car SA (Brazil)	112,500	2,054,529
Marten Transport Ltd.	19,000	390,450
Saia, Inc.*	18,100	1,133,965
Union Pacific Corp.	79,859	9,261,248

		22,151,110

Semiconductors & Semiconductor Equipment — 1.7%
Analog Devices, Inc.	41,800	3,601,906
Applied Materials, Inc.	64,066	3,337,198
ASM Pacific Technology Ltd. (Hong Kong)	120,400	1,739,147
ASML Holding NV (Netherlands)	26,177	4,473,039
Broadcom Ltd.	9,500	2,304,130
Cavium, Inc.*(a)	43,290	2,854,543
Inphi Corp.*(a)	30,200	1,198,638
Integrated Device Technology, Inc.*	44,300	1,177,494
Intel Corp.	361,336	13,759,675
Lam Research Corp.	32,000	5,921,280
Marvell Technology Group Ltd. (Bermuda)	72,000	1,288,800
Maxim Integrated Products, Inc.	8,600	410,306
Micron Technology, Inc.*	231,100	9,089,163
Monolithic Power Systems, Inc.	33,590	3,579,015
NVIDIA Corp.	31,100	5,559,747
ON Semiconductor Corp.*	155,046	2,863,700
QUALCOMM, Inc.	43,200	2,239,488
Renesas Electronics Corp. (Japan)*	177,200	1,931,213
Rohm Co. Ltd. (Japan)	15,900	1,364,359
SK Hynix, Inc. (South Korea)	38,676	2,820,653
Skyworks Solutions, Inc.	10,900	1,110,710
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	1,717,000	12,297,944
Tokyo Electron Ltd. (Japan)	29,200	4,495,314
United Microelectronics Corp. (Taiwan)	2,494,000	1,249,543

		90,667,005

Software — 1.9%
Activision Blizzard, Inc.	18,600	1,199,886
Adobe Systems, Inc.*	73,833	11,014,407
Autodesk, Inc.*	12,200	1,369,572
Callidus Software, Inc.*	72,160	1,778,744
Capcom Co. Ltd. (Japan)	48,300	1,189,226

	Shares	Value

COMMON STOCKS (Continued)
Software (cont’d.)
Check Point Software Technologies Ltd. (Israel)*(a)	18,060	$2,059,200
Citrix Systems, Inc.*	23,700	1,820,634
CommVault Systems, Inc.*	13,500	820,800
Constellation Software, Inc. (Canada)	3,200	1,745,836
Ebix, Inc.(a)	16,100	1,050,525
Electronic Arts, Inc.*	27,549	3,252,435
Ellie Mae, Inc.*(a)	12,500	1,026,625
Fidessa Group PLC (United Kingdom)	22,153	667,609
IRESS Ltd. (Australia)	91,522	819,996
Micro Focus International PLC (United Kingdom)*	138,934	4,446,940
Microsoft Corp.	337,430	25,135,161
Nintendo Co. Ltd. (Japan)	3,100	1,143,073
Oracle Corp.	115,300	5,574,755
Oracle Corp. (Japan)	18,400	1,446,277
Park City Group, Inc.*(a)	33,000	400,950
Paycom Software, Inc.*(a)	21,900	1,641,624
Paylocity Holding Corp.*(a)	11,800	576,076
Playtech PLC (United Kingdom)	215,435	2,652,493
RealPage, Inc.*	19,500	778,050
RingCentral, Inc. (Class A Stock)*	30,800	1,285,900
salesforce.com, Inc.*	57,760	5,395,939
SAP SE (Germany)	72,838	7,986,297
SDL PLC (United Kingdom)	63,649	409,108
Take-Two Interactive Software, Inc.*	27,700	2,831,771
Trend Micro, Inc. (Japan)	39,700	1,955,862
Tyler Technologies, Inc.*	4,600	801,872
Varonis Systems, Inc.*	8,400	351,960
VMware, Inc. (Class A Stock)*(a)	24,300	2,653,317

		97,282,920

Specialty Retail — 0.7%
AutoCanada, Inc. (Canada)(a)	51,200	977,016
AutoZone, Inc.*	3,400	2,023,374
Cia Hering (Brazil)	96,100	859,913
Dufry AG (Switzerland)*	11,422	1,815,569
Hikari Tsushin, Inc. (Japan)	2,900	363,813
Home Depot, Inc. (The)	93,193	15,242,647
L Brands, Inc.	27,400	1,140,114
Lithia Motors, Inc. (Class A Stock)(a)	6,700	806,077
Nitori Holdings Co. Ltd. (Japan)	22,500	3,217,766
Ross Stores, Inc.	38,808	2,505,833
Sac’s Bar Holdings, Inc. (Japan)	53,300	690,634
Seobu T&D (South Korea)(a)	40,733	466,378
TJX Cos., Inc. (The)	28,908	2,131,387
USS Co. Ltd. (Japan)	71,400	1,441,064
Xebio Holdings Co. Ltd. (Japan)	27,800	544,379

		34,225,964

Technology Hardware, Storage & Peripherals — 1.2%
Apple, Inc.	214,676	33,085,865
HP, Inc.	353,687	7,059,593
Samsung Electronics Co. Ltd. (South Korea)	5,649	12,711,514
Super Micro Computer, Inc.*(a)	31,200	689,520
Western Digital Corp.	63,439	5,481,130
Xerox Corp.	56,375	1,876,724

		60,904,346

A526

AST FI PYRAMIS® QUANTITATIVE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Textiles, Apparel & Luxury Goods — 0.4%
adidas AG (Germany)	13,405	$3,035,771
Carter’s, Inc.	9,400	928,250
Eclat Textile Co. Ltd. (Taiwan)	72,007	878,304
Fila Korea Ltd. (South Korea)	9,087	543,951
Hermes International (France)	4,235	2,136,667
Kering (France)	7,313	2,913,246
Luxottica Group SpA (Italy)	13,450	752,652
LVMH Moet Hennessy Louis Vuitton SE (France)	7,793	2,154,263
NIKE, Inc. (Class B Stock)	5,099	264,383
Oxford Industries, Inc.	11,600	737,064
Pandora A/S (Denmark)	12,015	1,187,950
Skechers U.S.A., Inc. (Class A Stock)*	23,750	595,888
Steven Madden Ltd.*	79,770	3,454,041
Swatch Group AG (The) (Switzerland)	2,586	1,077,629
Ted Baker PLC (United Kingdom)	17,300	615,421
Wolverine World Wide, Inc.	47,200	1,361,720

		22,637,200

Thrifts & Mortgage Finance — 0.2%
Aareal Bank AG (Germany)	47,927	2,031,691
Beneficial Bancorp, Inc.	62,800	1,042,480
Entegra Financial Corp.*	17,200	429,140
Essent Group Ltd.*	38,700	1,567,349
Kearny Financial Corp.	55,600	853,460
NMI Holdings, Inc. (Class A Stock)*	74,300	921,320
PB Bancorp, Inc.	38,900	408,450
TFS Financial Corp.	63,450	1,023,449

		8,277,339

Tobacco — 0.9%
Altria Group, Inc.	234,992	14,903,193
British American Tobacco PLC (United Kingdom)	217,266	13,601,646
Imperial Brands PLC (United Kingdom)	175,259	7,480,183
Japan Tobacco, Inc. (Japan)	35,500	1,163,369
Philip Morris International, Inc.	82,401	9,147,334

		46,295,725

Trading Companies & Distributors — 0.5%
Applied Industrial Technologies, Inc.	20,700	1,362,060
Ashtead Group PLC (United Kingdom)	65,573	1,581,882
Bunzl PLC (United Kingdom)	55,218	1,677,481
Ferguson PLC (Switzerland)	39,845	2,614,196
Fly Leasing Ltd. (Ireland), ADR*	57,700	808,954
iMarketKorea, Inc. (South Korea)	45,853	385,515
Inaba Denki Sangyo Co. Ltd. (Japan)	33,300	1,382,164
ITOCHU Corp. (Japan)	305,000	4,997,359
MISUMI Group, Inc. (Japan)	85,700	2,258,801
Ramirent OYJ (Finland)(a)	132,100	1,365,255
Rexel SA (France)	214,849	3,716,789
Rush Enterprises, Inc. (Class A Stock)*	17,200	796,188
Sam Yung Trading Co. Ltd. (South Korea)	17,820	268,585
Sumitomo Corp. (Japan)	79,000	1,137,395
United Rentals, Inc.*	19,700	2,733,178
Univar, Inc.*	36,700	1,061,731

		28,147,533

Transportation Infrastructure — 0.3%
Aena SME SA (Spain), 144A	6,778	1,224,963

Shares		Value
COMMON STOCKS (Continued)
Transportation Infrastructure (cont’d.)
Aeroports de Paris (France)	4,520	$730,677
BBA Aviation PLC (United Kingdom)	525,680	2,103,284
DP World Ltd. (United Arab Emirates)	120,290	2,701,713
Grupo Aeroportuario del Pacifico SAB de CV (Mexico) (Class B Stock)	37,797	387,103
Hutchison Port Holdings Trust (Hong Kong), UTS	570,300	245,229
Kamigumi Co. Ltd. (Japan)	167,500	3,880,585
Macquarie Infrastructure Corp.	16,000	1,154,880
SATS Ltd. (Singapore)	308,700	1,050,639
Shanghai International Airport Co. Ltd. (China) (Class A Stock)	389,800	2,230,026
Shenzhen Expressway Co. Ltd. (China) (Class H Stock)	1,452,000	1,411,916

		17,121,015

Water Utilities — 0.0%
Beijing Enterprises Water Group Ltd. (China)*	1,685,000	1,362,709
Pennon Group PLC (United Kingdom)	33,241	354,922

		1,717,631

Wireless Telecommunication Services — 0.5%
America Movil SAB de CV (Mexico) (Class L Stock)	772,600	686,048
KDDI Corp. (Japan)	244,109	6,434,707
Mobile TeleSystems PJSC (Russia)	179,210	878,004
NTT DOCOMO, Inc. (Japan)	90,897	2,077,613
SoftBank Group Corp. (Japan)	79,900	6,479,595
T-Mobile US, Inc.*	70,922	4,373,051
Vodafone Group PLC (United Kingdom)	933,850	2,614,953

		23,543,971

TOTAL COMMON STOCKS (cost $2,515,409,414)		2,837,913,893

PREFERRED STOCKS — 0.5%
Automobiles — 0.1%
Porsche Automobil Holding SE (Germany) (PRFC)	56,025	3,584,560
Volkswagen AG (Germany) (PRFC)	19,292	3,149,497

		6,734,057

Banks — 0.1%
Banco ABC Brasil SA (Brazil) (PRFC)	220,100	1,216,851
Banco Bradesco SA (Brazil) (PRFC)	201,768	2,241,194
Itau Unibanco Holding SA (Brazil) (PRFC)	280,532	3,853,036

		7,311,081

Chemicals — 0.1%
Fuchs Petrolub SE (Germany) (PRFC)	31,500	1,865,427
Sociedad Quimica y Minera de Chile SA (Chile) (PRFC B)	27,061	1,501,303

		3,366,730

Diversified Telecommunication Services — 0.0%
Telefonica Brasil SA (Brazil) (PRFC)	78,200	1,243,437

Household Products — 0.1%
Henkel AG & Co. KGaA (Germany) (PRFC) .	16,935	2,307,254

A527

AST FI PYRAMIS® QUANTITATIVE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

		Shares	Value

PREFERRED STOCKS (Continued)
Machinery — 0.1%
Jungheinrich AG (Germany) (PRFC)		88,400	$4,069,626

TOTAL PREFERRED STOCKS (cost $20,073,718)			25,032,185

		Units
RIGHTS* — 0.0%
Equity Real Estate Investment Trusts (REITs) — 0.0%
CapitaLand Commercial Trust (Singapore), expiring 10/19/17		142,229	31,006

Specialty Retail — 0.0%
Seobu T&D (South Korea), expiring 10/25/17(a)		1,215	2,493

TOTAL RIGHTS (cost $—)			33,499

		Shares
UNAFFILIATED EXCHANGE TRADED FUND — 0.5%
iShares MSCI India ETF (cost $23,397,802)		789,200	25,925,220

Interest Rate	Maturity Date	Principal Amount (000)#
ASSET-BACKED SECURITIES — 0.4%
Automobiles — 0.2%
Capital Auto Receivables Asset Trust,
Series 2016-1, Class A3
1.730%	04/20/20	992	992,355
Flagship Credit Auto Trust,
Series 2015-3, Class A, 144A
2.380%	10/15/20	401	402,247
Ford Credit Auto Owner Trust,
Series 2014-2, Class A, 144A
2.310%	04/15/26	2,400	2,419,564
Series 2015-1, Class A, 144A
2.120%	07/15/26	1,194	1,198,527
Series 2015-2, Class A, 144A
2.440%	01/15/27	950	959,123
Series 2016-1, Class A, 144A
2.310%	08/15/27	830	833,793
GMF Floorplan Owner Revolving Trust,
Series 2015-1, Class A1, 144A
1.650%	05/15/20	960	960,202

			7,765,811

Consumer Loans — 0.0%
CLUB Credit Trust,
Series 2017-NP1, Class A, 144A
2.390%	04/17/23	329	328,807
OneMain Financial Issuance Trust,
Series 2014-1A, Class A, 144A
2.430%	06/18/24	—(r)	116

			328,923

Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (Continued)
Credit Cards — 0.1%
BA Credit Card Trust,
Series 2017-A1, Class A1
1.950%	08/15/22	1,138	$1,139,638
Capital One Multi-Asset Execution Trust,
Series 2015-A8, Class A8
2.050%	08/15/23	740	741,234
Series 2017-A1, Class A1
2.000%	01/17/23	1,134	1,137,265

			3,018,137

Home Equity Loans — 0.0%
Merrill Lynch Mortgage Investors Trust,
Series 2006-FF1, Class M2, 1 Month LIBOR + 0.290%
1.527%(c)	08/25/36	2,100	2,097,457

Other — 0.1%
Nationstar HECM Loan Trust,
Series 2017-1A, Class A, 144A
1.968%	05/25/27	1,232	1,231,900
Nationstar HECM Loan Trust 2017-2,
Series 2017-2A, Class A1, 144A
2.038%(cc)	09/25/27^	1,567	1,567,000
Prosper Marketplace Issuance Trust,
Series 2017-1A, Class A, 144A
2.560%	06/15/23	683	685,280
Thunderbolt Aircraft Lease Ltd.,
Series 2017-A, Class A, 144A
4.212%(cc)	05/17/32	732	754,907
Verizon Owner Trust,
Series 2016-1A, Class A, 144A
1.420%	01/20/21	917	912,718

			5,151,805

Residential Mortgage-Backed Securities — 0.0%
CAM Mortgage Trust,
Series 2017-1, Class A1, 144A
3.220%(cc)	08/01/57	1,331	1,332,025
Countrywide Asset-Backed Certificates Trust,
Series 2005-3, Class MV4, 1 Month LIBOR + 0.620%
1.857%(c)	08/25/35	182	182,869
Towd Point Mortgage Trust,
Series 2015-5, Class A1B, 144A
2.750%(cc)	05/25/55	379	381,245
VOLT XIX LLC,
Series 2014-NP11, Class A1, 144A
3.875%(cc)	04/25/55	115	114,578

			2,010,717

TOTAL ASSET-BACKED SECURITIES (cost $20,206,414)			20,372,850

BANK LOANS(c) — 0.9%
Aerospace & Defense — 0.0%
Standard Aero, Inc.,
Term Loan
— %(p)	07/07/22	50	50,268
StandardAero Aviation Holdings Inc,
Initial Term Loan, 1 Month LIBOR + 3.750%
4.990%	07/07/22	124	125,032

A528

AST FI PYRAMIS® QUANTITATIVE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

BANK LOANS(c) (Continued)
Aerospace & Defense (cont’d.)
TransDigm Group, Inc.,
Term Loan G, 1-3 Month LIBOR + 3.000%
4.257%	08/22/24	125	$124,861
TransDigm, Inc.,
Tranche F Term Loan, 3 Month LIBOR + 3.000%
4.239%	06/09/23	247	247,392

			547,553

Auto Manufacturers — 0.0%
CH Hold Corp.,
First Lien Initial Term Loan, 1 Month LIBOR + 3.000%
4.235%	02/01/24	94	94,502
Second Lien Initial Term Loan, 1 Month LIBOR + 7.250%
8.485%	02/03/25	25	25,499

			120,001

Building Materials — 0.0%
Ineos Styrolution US Holding LLC,
2024 Dollar Term Loan, 3 Month LIBOR + 2.750%
4.083%	03/29/24	104	104,663

Building Products — 0.0%
Helix Acquisition Holdings, Inc.,
First Lien Initial Term Loan, 3 Month LIBOR + 4.000%
5.333%	09/27/24^	75	74,813
Royal Holdings, Inc.,
Initial Term Loan (Second Lien), 3 Month LIBOR + 7.500%
8.833%	06/19/23	69	68,966

			143,779

Chemicals — 0.0%
American Rock Salt Co. LLC,
First Lien Closing Date Loan, 1 Month LIBOR + 3.750%
4.985%	05/20/21	107	106,267
Jade Germany GmbH,
Initial Dollar Term Loan, 3 Month LIBOR + 5.500%
6.833%	05/31/23	125	125,724
Metal Services LLC,
2016 New Tranche B-2 Term Loan, 3 Month LIBOR + 7.500%
8.833%	06/28/19	121	121,480
Oxea Corp.,
Term Loan B, 2 Month LIBOR + 3.500%
4.875%	10/12/24^	65	64,838
Trinseo Materials Operating SCA,
Term B Loan, 1 Month LIBOR + 2.500%
3.735%	09/06/24	75	75,422
Tronox Finance LLC,
First Lien Blocked Dollar Term Loan, 3 Month LIBOR + 3.000%
4.323%	09/23/24	38	38,113
First Lien Initial Dollar Term Loan, 3 Month LIBOR + 3.000%
4.323%	09/23/24	87	87,258
Venator Materials LLC,
Initial Term Loan, 3 Month LIBOR + 3.000%
4.312%	08/08/24^	50	50,188

			669,290

Commercial Services — 0.0%
Ancestry.com Operations, Inc.,
Second Lien Term Loan, 1 Month LIBOR + 8.250%
9.490%	10/21/24	50	50,833

Interest Rate	Maturity Date	Principal Amount (000)#	Value

BANK LOANS(c) (Continued)
Commercial Services (cont’d.)
Term B Loan, 1 Month LIBOR + 3.250%
4.490%	10/19/23	327	$328,061
Syniverse Holdings, Inc.,
Tranche B Term Loan, 3 Month LIBOR + 3.000%
4.333%	04/23/19	90	86,515

			465,409

Commercial Services & Supplies — 0.0%
Brand Energy & Infrastructure Services, Inc.,
Initial Term Loan, 3 Month LIBOR + 4.250%
5.564%	06/21/24	125	125,183
EWT Holdings III Corp. (fka WTG Holdings III Corp.),
Refinancing 2017 First Lien Term Loans, 3 Month LIBOR + 3.750%
5.083%	01/15/21^	212	214,036
Wrangler Buyer Corp.,
Initial Term Loan, 1 Month LIBOR + 3.000%
4.234%	09/20/24	55	55,165

			394,384

Communications Equipment — 0.0%
Consolidated Communications, Inc.,
2016 Initial Term Loan, 1 Month LIBOR + 3.000%
4.240%	10/05/23	250	243,013

Computer Services & Software — 0.0%
Kronos Inc.,
Refinancing Initial Term Loan, 3 Month LIBOR + 3.500%
4.811%	11/01/23	650	653,246

Computers — 0.0%
Harland Clarke Holdings Corp.,
Tranche B-6 Term Loan, 3 Month LIBOR + 5.500%
6.833%	02/09/22	79	78,739

Construction & Engineering — 0.0%
Traverse Midstream Partners LLC,
Advance, 3 Month LIBOR + 4.000%
5.330%	09/21/24	125	126,563

Consumer Products — 0.0%
Chobani LLC,
Closing Date Term Loan, 1 Month LIBOR + 4.250%
5.485%	10/09/23	179	179,171
Zodiac Pool Holding SA - Zodiac Pool Solutions North America, Inc.,
Tranche B-1 Term Loan, 3 Month LIBOR + 4.000%
5.333%	12/20/23	149	149,714

			328,885

Containers & Packaging — 0.0%
Anchor Glass Container Corp.,
July 2017 Additional Term Loan, 3 Month LIBOR + 2.750%
4.067%	12/07/23	123	123,826
Berlin Packaging LLC,
2017 Replacement Term Loan, 1 Month LIBOR + 3.250%
4.490%	10/01/21	485	487,479
Second Lien Initial Term Loan, 1 Month LIBOR + 6.750%
7.990%	10/03/22	150	150,250
Bway Holding Co.,
Initial Term Loan, 1 Month LIBOR + 3.250%
4.481%	04/03/24	125	124,866

A529

AST FI PYRAMIS® QUANTITATIVE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

BANK LOANS(c) (Continued)
Containers & Packaging (cont’d.)
Flex Acquisition Co., Inc.,
Initial Term Loan, 3 Month LIBOR + 3.000%
4.299%	12/29/23	304	$304,846
Multi-Color Corp.,
Term Loan
— %(p)	09/20/24	50	50,156
Printpack Holdings, Inc.,
First Lien Term Loan, 1 Month LIBOR + 3.000%
4.250%	07/26/23^	89	89,545
Ring Container Technologies, Inc.,
Term Loan
— %(p)	09/01/24^	75	75,188

			1,406,156

Diversified Consumer Services — 0.0%
Ascend Learning LLC,
Initial Term Loan, 1 Month LIBOR + 3.250%
4.485%	07/12/24	50	50,167
Bright Horizons Family Solutions LLC,
2017 New Term Loan B, 1 Month LIBOR + 2.250%
3.485%	11/07/23	99	99,552
Houghton Mifflin Harcourt Publishers, Inc.,
Term Loan, 1 Month LIBOR + 3.000%
4.235%	05/28/21	367	352,816
KUEHG Corp.,
Term B-2 Loan, 3 Month LIBOR + 3.750%
5.083%	08/12/22	443	442,147
Laureate Education, Inc.,
Series 2024 Term Loan, 1 Month LIBOR + 4.500%
5.735%	04/26/24	249	249,268

			1,193,950

Diversified Financial Services — 0.0%
Fly Funding II SARL,
Term Loan, 3 Month LIBOR + 2.250%
3.570%	02/09/23	76	76,136
Flying Fortress Holdings LLC,
Fifth Amendment Term Loan, 3 Month LIBOR + 2.000%
3.333%	10/30/22	15	15,075
Gulf Finance LLC,
Tranche B Term Loan, 3 Month LIBOR + 5.250%
6.590%	08/25/23	121	113,295
Ocwen Loan Servicing LLC,
Restatement Effective Date Term Loan, 1 Month LIBOR + 5.000%
6.231%	12/07/20	136	135,107
Veritas U.S. Inc.,
New Dollar Term B Loan, 3 Month LIBOR + 4.500%
5.833%	01/27/23	144	145,309

			484,922

Diversified Telecommunication Services — 0.1%
Level 3 Financing, Inc.,
Tranche B 2024 Term Loan, 1 Month LIBOR + 2.250%
3.486%	02/22/24	500	499,554
Numericable U.S. LLC,
USD TLB-11 Term Loan, 3 Month LIBOR + 2.750%
4.061%	07/31/25	249	248,323

Interest Rate	Maturity Date	Principal Amount (000)#	Value

BANK LOANS(c) (Continued)
Diversified Telecommunication Services (cont’d.)
Securus Technologies Holdings, Inc.,
First Lien Incremental Term Loan, 1 Month LIBOR + 4.250%
5.447%	04/30/20^	25	$24,688
Initial Term Loan (Second Lien), 1 Month LIBOR + 7.750%
9.000%	06/20/24	125	125,625
Second Lien Initial Term Loan, 1 Month LIBOR + 7.750%
9.000%	04/30/21	125	125,625
Telesat Canada,
Term B-4 Loan, 1 Month LIBOR + 3.000%
4.240%	11/17/23	411	413,866
Virgin Media Bristol LLC,
I Facility, 1 Month LIBOR + 2.750%
3.984%	01/31/25	250	250,899

			1,688,580

Electric — 0.0%
Dayton Power & Light Co. (The),
Term Loan, 1 Month LIBOR + 3.250%
4.490%	08/24/22	124	125,768
Vertiv Group Corp.,
Term B Loan, 1 Month LIBOR + 4.000%
5.239%	11/30/23	232	233,693

			359,461

Electric Utilities — 0.0%
Energy Future Intermediate Holding Company LLC,
Term Loan (DIP), 1 Month LIBOR + 3.000%
4.235%	06/30/18	250	251,146
ExGen Texas Power LLC,
Term Loan Non-PIK, 3 Month LIBOR + 4.750%
6.083%	09/20/21^	144	87,928
Longview Power LLC,
Term B Advance, 1 Month LIBOR + 6.000%
7.240%	04/13/21	45	27,463
MRP Generation Holdings LLC,
Term Loan, 3 Month LIBOR + 7.000%
8.333%	10/18/22^	109	104,182

			470,719

Electrical Equipment — 0.0%
nThrive, Inc.,
First Lien Term Loan B-2, 1 Month LIBOR + 4.500%
5.735%	10/20/22	—(r)	208

Electronics — 0.0%
CPI Holdco LLC,
Closing Date Term Loan (First Lien), 3 Month LIBOR + 4.000%
5.340%	03/21/24	134	135,165

Energy Equipment & Services — 0.0%
Green Energy Partners/Stonewall LLC,
Term B-1 Conversion Advances, 3 Month LIBOR + 5.500%
6.833%	11/13/21^	95	90,606

Engineering & Construction — 0.0%
Signode Industrial Group US, Inc.,
Initial Term B Loan, 1 Month LIBOR + 2.750%
3.985%	05/03/21	120	120,412

A530

AST FI PYRAMIS® QUANTITATIVE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

BANK LOANS(c) (Continued)
Entertainment — 0.0%
Greektown Holdings LLC,
Initial Term Loan, 1 Month LIBOR + 3.000%
4.235%	04/25/24	80	$79,775
Penn National Gaming, Inc.,
Term B Facility, 1 Month LIBOR + 2.500%
3.735%	01/19/24	50	49,919

			129,694

Equity Real Estate Investment Trusts (REITs) — 0.0%
GEO Group, Inc.,
Term Loan, 1 Month LIBOR + 2.250%
3.490%	03/23/24	104	104,540

Food & Staples Retailing — 0.0%
Albertson’s LLC,
Replacement 2017-1 Term B-4 Loan, 1 Month LIBOR + 2.750%
3.985%	08/25/21	732	703,485
BJ’s Wholesale Club, Inc.,
First Lien Tranche B Term Loan, 1 Month LIBOR + 3.750%
4.982%	02/05/24	399	381,669
Second Lien Initial Term Loan, 1 Month LIBOR + 7.500%
8.740%	02/03/25	125	119,167
KFC Holding Co.,
Term B Loan, 1 Month LIBOR + 2.000%
3.234%	06/16/23	248	248,434
Smart & Final Stores LLC,
Term Loan (First Lien), 3 Month LIBOR + 3.500%
4.833%	11/15/22	125	120,208

			1,572,963

Food Products — 0.0%
Pinnacle Foods Finance LLC,
Initial Term Loan, 1 Month LIBOR + 2.000%
3.232%	02/02/24	199	198,823
Post Holdings, Inc.,
Term Loan
— %(p)	05/24/24	299	299,699
Shearer’s Foods LLC,
Second Lien Term Loan, 3 Month LIBOR + 6.750%
8.083%	06/30/22^	90	85,050
U.S. Foods, Inc.,
Second Incremental Term Loan, 1 Month LIBOR + 2.750%
3.985%	06/27/23	247	248,276

			831,848

Foods — 0.0%
CSM Bakery Solutions LLC,
First Lien Term Loan, 3 Month LIBOR + 4.000%
5.300%	07/03/20	81	79,009

Health Care Equipment & Supplies — 0.0%
APLP Holdings Limited Partnership,
Term Loan, 1 Month LIBOR + 4.250%
5.485%	04/13/23	201	202,482
Tekni-Plex Inc,
Tranche B-1 Loan, 3 Month LIBOR + 3.500%
4.811%	06/01/22	118	118,318

			320,800

Interest Rate	Maturity Date	Principal Amount (000)#	Value

BANK LOANS(c) (Continued)
Health Care Providers & Services — 0.1%
American Renal Holdings, Inc.,
New Term B Loan, 1 Month LIBOR + 3.250%
4.485%	06/14/24	125	$124,033
CHS/Community Health Systems, Inc.,
Incremental 2019 Term G Loan, 3 Month LIBOR + 2.750%
3.408%	12/31/19	179	178,218
HCA, Inc.,
Tranche B-9 Term Loan, 1 Month LIBOR + 2.250%
3.235%	03/17/23	248	249,236
Kindred Healthcare , Inc.,
2016 Incremental Term Loan, 3 Month LIBOR + 3.500%
4.813%	04/09/21	153	152,516
Life Time Fitness, Inc.,
2017 Refinancing Term Loan, 3 Month LIBOR + 3.000%
4.317%	06/10/22	298	298,876
NVA Holdings, Inc.,
Term Loan B2, 3 Month LIBOR + 3.500%
4.833%	08/14/21	15	15,061
Ortho-Clinical Diagnostics Holdings Luxembourg S.Ã R.L.,
Initial Term Loan, 3 Month LIBOR + 3.750%
5.083%	06/30/21	330	330,998
Press Ganey Holdings, Inc.,
Initial Loan (Second Lien), 1 Month LIBOR + 7.250%
8.485%	10/21/24	60	61,049
Initial Term Loan, 1 Month LIBOR + 3.250%
4.485%	10/23/23	179	179,432
U.S. Renal Care, Inc.,
First Lien Initial Term Loan, 3 Month LIBOR + 4.250%
5.583%	12/30/22	141	136,688
Second Lien Term Loan, 3 Month LIBOR + 8.000%
9.333%	12/29/23^	250	242,500
Vizient, Inc.,
Term B-3 Loan, 1 Month LIBOR + 3.500%
4.735%	02/13/23	323	325,952
Weight Watchers International, Inc.,
Initial Tranche B-2 Term Loan, 1 Month LIBOR + 3.250%
4.490%	04/02/20	301	296,920

			2,591,479

Hotels, Restaurants & Leisure — 0.1%
1011778 B.C. Unlimited Liability Co.,
Term B-3 Loan, 1 Month LIBOR + 2.250%
3.485%	02/16/24	496	495,632
American Casino & Entertainment Properties LLC,
Repriced Term Loan, 3 Month PRIME + 2.250%
6.500%	07/07/22	63	62,692
Aristocrat Technologies, Inc.,
Term B-2 Loan, 1 Month LIBOR + 2.000%
3.307%	10/20/21	143	143,549
Caesars Entertainment Resort Properties LLC,
Term B Loan (First Lien), 1 Month LIBOR + 3.500%
4.735%	10/11/20	592	592,714
Caesars Growth Properties Holdings LLC,
Term B Loan, 1 Month LIBOR + 3.000%
4.333%	05/10/21	512	511,999
CCM Merger, Inc.,
Term Loan, 1 Month LIBOR + 2.750%
3.989%	08/09/21	44	44,408

A531

AST FI PYRAMIS® QUANTITATIVE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

BANK LOANS(c) (Continued)
Hotels, Restaurants & Leisure (cont’d.)
Cyan Blue Holdco 3 Ltd.,
2017 B2 Term Loan, 3 Month LIBOR + 3.500%
4.833%	08/25/24	65	$65,027
Eldorado Resorts, Inc.,
Initial Term Loan, 3 Month LIBOR + 2.250%
3.563%	04/17/24	204	203,490
ESH Hospitality, Inc.,
Refinancing Term Loan, 1 Month LIBOR + 2.500%
3.735%	08/30/23	243	243,464
Golden Entertainment, Inc.,
Term Loan
— %(p)	08/01/24^	100	99,625
Golden Nugget, Inc.,
Term Loan B, 1 Month LIBOR + 3.250%
4.488%	10/04/23	344	345,765
Kingpin Intermediate Holdings LLC,
First Lien Initial Term Loan, 1 Month LIBOR + 4.250%
5.490%	06/29/24	100	100,186
MGM Resorts International,
Term A Loan, 1 Month LIBOR + 2.250%
3.485%	04/25/21	279	279,299
Mohegan Tribal Gaming Authority,
Term B Loan, 1 Month LIBOR + 4.000%
5.235%	10/13/23	49	49,647
Playa Resorts Holding BV,
Initial Term Loan, 3 Month LIBOR + 3.000%
4.320%	04/29/24	125	124,402
Scientific Games International, Inc.,
Term B-4 Loan, 1 Month LIBOR + 3.250%
4.485%	08/14/24	250	250,195

			3,612,094

Household Products/Wares — 0.0%
Prestige Brands, Inc.,
Term B-4 Loan, 1 Month LIBOR + 2.750%
3.985%	01/26/24	139	139,162

Independent Power & Renewable Electricity Producers — 0.0%
Calpine Corp.,
Term Loan (2017), 1 Month LIBOR + 1.750%
2.990%	12/31/19	124	124,331
Term Loan USD, 1 Month LIBOR + 1.750%
2.990%	11/30/17	49	49,137
Terra-Gen Finance Co. LLC,
Term Loan, 1 Month LIBOR + 4.250%
5.490%	12/09/21^	233	210,822

			384,290

Insurance — 0.1%
Acrisure LLC,
Term B Loan (First Lien), 2 Month LIBOR + 5.000%
6.272%	11/22/23	199	201,114
AmWINS Group, Inc.,
First Lien Term Loan, 1 Month LIBOR + 2.750%
3.981%	01/25/24	124	124,235
Second Lien Term Loan, 1 Month LIBOR + 6.750%
7.985%	01/25/25	20	20,425
Asurion LLC,
Amendment 14 Replacement B-4 Term Loan, 1 Month LIBOR + 2.750%
3.985%	08/04/22	620	622,055

Interest Rate	Maturity Date	Principal Amount (000)#	Value

BANK LOANS(c) (Continued)
Insurance (cont’d.)
Replacement B-5 Term Loan, 1 Month LIBOR + 3.000%
4.235%	11/03/23	176	$176,277
Second Lien Replacement B-2 Term Loan, 1 Month LIBOR + 6.000%
7.235%	08/04/25	150	153,281
HUB International Ltd.,
Initial Term Loan, 3 Month LIBOR + 3.250%
4.422%	10/02/20	490	492,694
USI, Inc.,
Initial Term Loan, 3 Month LIBOR + 3.000%
4.314%	05/16/24	250	248,594

			2,038,675

Internet Software & Services — 0.0%
Blucora, Inc.,
Initial Term Loan, 3 Month LIBOR + 3.750%
5.073%	05/22/24	117	116,958
EIG Investors Corp.,
Refinancing Term Loan, 3 Month LIBOR + 4.000%
5.318%	02/09/23	123	124,013
Go Daddy Operating Co. LLC,
Initial Term Loan, 1 Month LIBOR + 2.500%
3.735%	02/15/24	249	249,574
Greeneden US Holdings II LLC,
Tranche B-2 Dollar Term Loan, 3 Month LIBOR + 3.750%
5.083%	12/01/23	423	424,764
Inmar, Inc.,
Initial Term Loan (First Lien), 2 Month LIBOR + 3.500%
4.772%	05/01/24	65	64,777
Merrill Communications LLC,
Initial Term Loan, 3 Month LIBOR + 5.250%
6.561%	06/01/22	228	227,885
Peak 10 Holding Corp.,
First Lien Initial Term Loan, 3 Month LIBOR + 3.500%
4.811%	08/01/24	75	74,969
Rackspace Hosting, Inc.,
2017 Refinancing Term B Loan, 3 Month LIBOR + 3.000%
4.311%	11/03/23	214	213,430

			1,496,370

Investment Companies — 0.0%
RPI Finance Trust,
Term B-6 Term Loan, 3 Month LIBOR + 2.000%
3.333%	03/27/23	372	373,022

IT Services — 0.1%
Conduent Business Services LLC,
Delayed Draw Term A Loan, 1 Month LIBOR + 2.250%
3.485%	12/07/21	50	49,875
New Term B Loan, 1 Month LIBOR + 4.000%
5.235%	12/07/23	199	199,120
DataPipe, Inc.,
Initial Term Loan (First Lien), 3 Month LIBOR + 4.750%
6.083%	03/15/19	134	134,068
First Data Corp.,
2022D New Dollar Term Loan, 1 Month LIBOR + 2.250%
3.487%	07/08/22	479	479,467
Global Payments, Inc.,
Term B-2 Loan, 1 Month LIBOR + 2.000%
3.235%	04/21/23	181	181,184

A532

AST FI PYRAMIS® QUANTITATIVE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

BANK LOANS(c) (Continued)
IT Services (cont’d.)
NeuStar, Inc.,
First Lien Term Loan B1, 2 Month LIBOR + 3.250%
4.525%	01/08/20	70	$70,387
First Lien Term Loan B2, 2 Month LIBOR + 3.750%
5.062%	08/08/24	175	175,984
Second Lien Initial Term Loan, 3 Month LIBOR + 8.000%
9.312%	08/08/25	50	50,625
Optiv, Inc.,
First Lien Initial Term Loan, 3 Month LIBOR + 3.250%
4.563%	02/01/24	154	144,738
Vantiv, Inc.,
Term Loan
— %(p)	08/07/24	98	97,583
— %(p)	08/07/24	27	27,386

			1,610,417

Leisure Products — 0.0%
Hayward Industries, Inc.,
Initial Term Loan, 1 Month LIBOR + 3.500%
4.735%	08/05/24	70	70,408

Leisure Time — 0.0%
Alpha Topco Ltd. - Delta 2 (Lux) Sarl,
New Facility B3 (USD), 1 Month LIBOR + 3.000%
4.235%	02/01/24	375	375,938
Equinox Holdings, Inc.,
First Lien Initial Term Loan, 1 Month LIBOR + 3.250%
4.485%	03/08/24	184	184,673
Initial Loan (Second Lien), 1 Month LIBOR + 7.000%
8.235%	09/06/24	50	50,799
Intrawest Resorts Holdings, Inc.,
Initial Bluebird Term Loan, 1 Month LIBOR + 3.250%
4.485%	07/31/24	115	115,288

			726,698

Life Sciences Tools & Services — 0.0%
Albany Molecular Research, Inc.,
First Lien Initial Term Loan, 3 Month LIBOR + 3.250%
4.583%	08/30/24	45	45,127

Lodging — 0.0%
Boyd Gaming Corp.,
Refinancing Term B Loan, 1 Month LIBOR + 2.500%
3.694%	09/15/23	215	214,968

Machinery — 0.0%
Gardner Denver Holdings, Inc.,
Tranche B-1 Dollar Term Loan, 3 Month LIBOR + 2.750%
4.083%	07/30/24	40	40,015
Gates Global LLC,
Initial B-1 Dollar Term Loan, 3 Month LIBOR + 3.250%
4.583%	04/01/24	142	142,624
SIG Combibloc US Acquisition, Inc.,
Initial Dollar Term Loan, 1 Month LIBOR + 3.000%
4.235%	03/11/22	341	341,685

			524,324

Machinery-Construction & Mining — 0.0%
North American Lifting Holdings, Inc.,
Second Lien Initial Loan, 3 Month LIBOR + 9.000%
10.333%	11/26/21^	500	385,000

Interest Rate	Maturity Date	Principal Amount (000)#	Value

BANK LOANS(c) (Continued)
Media — 0.1%
Acosta, Inc.,
Tranche B-1 Loan, 1 Month LIBOR + 3.250%
4.485%	09/26/21	116	$102,217
Advantage Sales & Marketing , Inc.,
Term Loan (Second Lien), 1 Month LIBOR + 6.500%
7.735%	07/25/22	95	89,567
Altice Financing SA,
March 2017 Term Loan, 3 Month LIBOR + 2.750%
4.054%	07/15/25	125	124,576
Altice US Finance I Corp.,
March 2017 Term Loan, 1 Month LIBOR + 2.250%
3.485%	07/28/25	279	278,167
AMC Entertainment Holdings, Inc.,
2016 Incremental Term Loan, 1 Month LIBOR + 2.250%
3.484%	12/15/23	80	79,162
Initial Term Loan, 1 Month LIBOR + 2.250%
3.484%	12/15/22	123	122,453
Authentic Brands Group LLC,
Term Loan B1, 3 Month LIBOR + 3.500%
4.833%	09/01/24	40	40,100
Cable One, Inc.,
Incremental Term B-1 Loan, 3 Month LIBOR + 1.750%
3.070%	05/01/24^	65	65,162
Camelot US Acquisition I Co.,
New Term Loan, 1 Month LIBOR + 3.500%
4.735%	10/03/23	272	273,108
CBS Radio, Inc.,
Term Loan
— %(p)	10/17/23	125	125,688
Term Loan, 1 Month LIBOR + 3.500%
4.737%	10/17/23	225	225,873
Cengage Learning, Inc.,
Term B Loan, 1 Month LIBOR + 4.250%
5.485%	06/07/23	489	452,158
Charter Communications Operating LLC,
Term E-1 Loan, 1 Month LIBOR +2.000%
3.240%	07/01/20	965	967,298
Term I - 1 Loan, 1 Month LIBOR + 2.250%
3.490%	01/15/24	123	123,552
CSC Holdings LLC,
2017 Refinancing Term Loan, 1 Month LIBOR + 2.250%
3.484%	07/17/25	233	231,766
Getty Images, Inc.,
Initial Term Loan, 3 Month LIBOR + 3.500%
4.833%	10/18/19	108	93,109
Hercules Achievement , Inc.,
First Lien Initial Term Loan, 1 Month LIBOR + 3.500%
4.732%	12/13/21	118	118,086
Lions Gate Entertainment Corp.,
Term B Loan, 1 Month LIBOR + 3.000%
4.235%	12/08/23	116	116,232
McGraw-Hill Global Education Holdings LLC,
First Lien Term B Loan, 1 Month LIBOR + 4.000%
5.235%	05/04/22	144	141,626
Outfront Media Capital LLC,
Incremental Term Loan, 1 Month LIBOR + 2.250%
3.481%	03/18/24	95	95,523

A533

AST FI PYRAMIS® QUANTITATIVE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

BANK LOANS(c) (Continued)
Media (cont’d.)
Raycom TV Broadcasting LLC,
Tranche B Term Loan, 1 Month LIBOR + 2.750%
3.987%	08/16/24	80	$80,199

			3,945,622

Metals & Mining — 0.0%
Zekelman Industries, Inc.,
Term Loan, 3 Month LIBOR + 2.750%
4.073%	06/14/21	247	247,279

Multi-Utilities — 0.0%
Alliant Holdings Intermediate LLC,
Initial Term Loan, 3 Month LIBOR + 3.250%
4.564%	08/12/22	490	491,604

Oil & Gas — 0.0%
Gavilan Resources LLC,
Initial Term Loan (Second Lien), 1 Month LIBOR + 6.000%
7.231%	03/01/24^	225	215,999

Oil & Gas Equipment & Services — 0.0%
FTS International, Inc.,
Initial Term Loan, 1 Month LIBOR + 4.750%
5.985%	04/16/21	105	97,978

Oil & Gas Services — 0.0%
Expro Finservices Sarl,
Initial Term Loan, 3 Month LIBOR + 4.750%
6.066%	09/02/21	154	99,336

Oil, Gas & Consumable Fuels — 0.1%
Alon USA Partners LP,
MLP Term Loan, 1 Month LIBOR + 8.000%
9.250%	11/26/18	291	291,999
BCP Raptor LLC,
Initial Term Loan, 2 Month LIBOR + 4.250%
5.522%	06/24/24	125	125,519
BCP Renaissance Parent LLC,
Term Loan
— %(p)	09/01/24	125	126,249
California Resources Corp.,
Term Loan (08/16), 1 Month LIBOR + 10.375%
11.609%	12/31/21	150	159,825
Chesapeake Energy Corp.,
Class A Loan, 3 Month LIBOR + 7.500%
8.814%	08/23/21	125	134,258
Chief Exploration & Development LLC,
Term Loan (Second Lien), 6 Month LIBOR + 6.500%
7.959%	05/16/21	125	121,563
Citgo Holding, Inc.,
Term Loan, 3 Month LIBOR + 8.500%
9.796%	05/12/18	116	117,275
Citgo Petroleum Corp.,
Term B Loan, 3 Month LIBOR + 3.500%
4.796%	07/29/21	124	123,728
Crestwood Holdings LLC,
Tranche B-1 Term Loan, 1 Month LIBOR + 8.000%
9.234%	06/19/19	98	97,758
Foresight Energy LLC,
New Term Loan, 3 Month LIBOR + 5.750%
7.083%	03/28/22	124	116,539

Interest Rate	Maturity Date	Principal Amount (000)#	Value

BANK LOANS(c) (Continued)
Oil, Gas & Consumable Fuels (cont’d.)
HFOTCO LLC,
Tranche B Term Loan, 3 Month LIBOR + 3.500%
4.830%	08/19/21	45	$44,912
Murray Energy Corp.,
Term B-2 Loan Non-PIK, 3 Month LIBOR + 7.250%
8.583%	04/16/20	341	312,646
Seadrill Operating LP,
Initial Term Loan, 3 Month LIBOR + 3.000%
4.333%	02/22/21	168	122,789

			1,895,060

Packaging & Containers — 0.1%
Berry Plastics Corp.,
Term K Loan, 1 Month LIBOR + 2.250%
3.485%	02/10/20	345	346,153
Term L Loan, 1 Month LIBOR + 2.250%
3.485%	01/06/21	453	453,942
Caraustar Industries, Inc.,
Refinancing Term Loan, 3 Month LIBOR + 5.500%
6.833%	03/14/22	249	248,595
Reynolds Group Holdings, Inc.,
Incremental US Term Loan, 1 Month LIBOR + 3.000%
4.235%	02/06/23	530	531,742
Tricorbraun Holdings, Inc.,
First Lien Closing Date Term Loan, 3 Month LIBOR + 3.750%
5.083%	11/30/23	113	113,347
First Lien Delayed Draw Term Loan, 3 Month LIBOR + 1.875%
3.750%	11/30/23	11	11,420

			1,705,199

Personal Products — 0.0%
HLF Financing Sarl,
Senior Lien Term Loan, 1 Month LIBOR + 5.500%
6.735%	02/15/23	120	121,215

Pharmaceuticals — 0.0%
Innoviva, Inc.,
Initial Term Loan, 3 Month LIBOR + 4.500%
5.817%	08/18/22^	80	80,599
Parexel International Corp.,
Initial Term Loan, 1 Month LIBOR + 3.000%
4.235%	09/27/24	125	125,875
Valeant Pharmaceuticals International, Inc.,
Series F Tranche B Term Loan, 1 Month LIBOR + 4.750%
5.990%	04/01/22	873	888,624

			1,095,098

Pipelines — 0.0%
Limetree Bay Terminals LLC,
New Advance, 1 Month LIBOR + 4.000%
5.234%	02/15/24	194	193,540
Summit Midstream Partners Holdings LLC,
Term Loan, 1 Month LIBOR + 6.000%
7.235%	05/13/22^	125	126,246

			319,786

Professional Services — 0.0%
Cast & Crew Payroll LLC,
Term Loan, 3 Month LIBOR + 3.000%
4.334%	09/27/24	75	75,094

A534

AST FI PYRAMIS® QUANTITATIVE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

BANK LOANS(c) (Continued)
Real Estate Investment Trusts (REITs) — 0.0%
Americold Realty Operating Partnership LP,
Initial Term Loan, 1 Month LIBOR + 3.750%
4.985%	12/01/22	143	$144,500
Communications Sales & Leasing, Inc.,
Term B Loan, 1 Month LIBOR + 3.000%
4.235%	10/24/22	230	212,806
Onex TSG Intermediate Corp.,
Initial Term Loan (First Lien), 1 Month LIBOR + 4.000%
5.235%	07/29/22	41	41,298
RHP Hotel Properties LP,
Tranche B Term Loan, 3 Month LIBOR + 2.250%
3.560%	05/11/24	100	100,218

			498,822

Real Estate Management & Development — 0.0%
CityCenter Holdings LLC,
Term B Loan, 1 Month LIBOR + 2.500%
3.735%	04/18/24	249	250,193
Wash Multifamily Acquisition, Inc.,
First Lien Initial US Term Loan, 1 Month LIBOR + 3.250%
4.485%	05/16/22	407	407,601
Wash MultiFamily Acquisition, Inc.,
Second Lien Initial US Term Loan, 1 Month LIBOR + 7.000%
8.235%	05/12/23	35	35,088

			692,882

Retail — 0.0%
CEC Entertainment, Inc.,
First Lien Term B Loan, 1 Month LIBOR + 3.000%
4.235%	02/15/21	249	247,042
JC Penney Corp., Inc.,
Initial Loan, 3 Month LIBOR + 4.250%
5.568%	06/23/23	161	157,337

			404,379

Semiconductors & Semiconductor Equipment — 0.0%
Bright Bidco BV,
First Lien Term B Loan, 3 Month LIBOR + 4.500%
5.796%	07/01/24	200	201,246
Cavium, Inc.,
Term B-1 Loan, 1 Month LIBOR + 2.250%
3.487%	08/16/22^	118	118,518
Micron Technology, Inc.,
Term Loan, 1 Month LIBOR + 2.500%
3.740%	04/26/22	99	99,343

			419,107

Software — 0.1%
Applied Systems, Inc.,
First Lien Initial Term Loan, 3 Month LIBOR + 3.250%
4.574%	09/13/24	125	126,129
Aptean, Inc.,
Second Lien Initial Term Loan, 3 Month LIBOR + 9.500%
10.840%	12/20/23	45	44,999
Term B Loan, 3 Month LIBOR + 4.250%
5.590%	12/20/22	124	125,246
Avast Software BV,
Initial Refinancing Dollar Term Loan, 3 Month LIBOR + 3.250%
4.583%	09/30/23	118	118,411

Interest Rate	Maturity Date	Principal Amount (000)#	Value

BANK LOANS(c) (Continued)
Software (cont’d.)
Digicert Holdings, Inc.,
Term Loan
— %(p)	09/01/24	175	$176,575
Epicor Software Corp.,
Term B Loan, 1 Month LIBOR + 3.750%
4.990%	06/01/22	364	364,536
Information Resources, Inc.,
First Lien Initial Term Loan, 1 Month LIBOR + 4.250%
5.487%	01/18/24	204	205,505
Initial Term Loan (Second Lien), 1 Month LIBOR + 8.250%
9.487%	01/20/25	50	49,792
Ivanti Software, Inc.,
First Lien Term Loan, 1 Month LIBOR + 4.250%
5.490%	01/22/24	149	145,912
Second Lien Term Loan, 1 Month LIBOR + 9.000%
10.240%	01/20/25	75	73,013
McAfee LLC,
First Lien Closing Date USD Term Loan, 3 Month LIBOR + 4.500%
5.833%	09/27/24	200	200,899
Miami Escrow Borrower LLC,
Tranche B3 Term Loan, 1 Month LIBOR + 2.750%
3.987%	06/21/24	45	44,976
Renaissance Learning, Inc.,
First Lien Initial Term Loan, 3 Month LIBOR + 3.750%
5.083%	04/09/21	130	130,417
Second Lien Initial Term Loan, 3 Month LIBOR + 7.000%
8.333%	04/11/22	50	50,250
RP Crown Parent LLC,
Initial Term Loan, 1 Month LIBOR + 3.500%
4.735%	10/12/23	248	249,159
Seattle Escrow Borrower LLC,
Term Loan, 1 Month LIBOR + 2.750%
3.987%	06/21/24	300	299,839
SolarWinds Holdings, Inc.,
2017 Refinancing Term Loan, 1 Month LIBOR + 3.500%
4.735%	02/03/23	296	297,125
Solera LLC,
Dollar Term Loan, 1 Month LIBOR + 3.250%
4.485%	03/03/23	360	361,480
Sophia LP,
Term B Loan, 3 Month LIBOR + 3.250%
4.583%	09/30/22	242	241,926
TIBCO Software, Inc.,
Term B-1 Loan, 1 Month LIBOR + 3.500%
4.740%	12/04/20	89	89,684

			3,395,873

Specialty Retail — 0.0%
Academy Ltd.,
Initial Term Loan, 3 Month LIBOR + 4.000%
5.318%	07/01/22	122	81,729
ASHCO LLC,
Initial Term Loan, 1 Month LIBOR + 5.000%
6.235%	12/16/23	200	188,249
David’s Bridal, Inc.,
Initial Term Loan, 3 Month LIBOR + 4.000%
5.340%	10/11/19	124	96,095

A535

AST FI PYRAMIS® QUANTITATIVE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

BANK LOANS(c) (Continued)
Specialty Retail (cont’d.)
Party City Holdings, Inc.,
2016 Replacement Term Loan, 3 Month LIBOR + 3.000%
4.320%	08/19/22	335	$335,858
PetSmart, Inc.,
Tranche B-2 Loan, 1 Month LIBOR + 3.000%
4.240%	03/11/22	611	517,333
Sports Authority, Inc. (The),
Term B Loan, 3 Month LIBOR + 6.000%(d)
7.500%	11/16/17^	302	10,570

			1,229,834

Technology Hardware, Storage & Peripherals — 0.0%
Compuware Corp.,
Second Lien Term Loan, 1 Month LIBOR + 8.250%
9.490%	12/15/22	56	56,671
Tranche B-3 Term Loan, 1 Month LIBOR + 4.250%
5.490%	12/15/21	299	301,736
Dell International LLC,
New Term B Loan, 1 Month LIBOR + 2.500%
3.740%	09/07/23	447	448,261
Term A-1 Loan, 1 Month LIBOR + 2.000%
3.240%	12/31/18	5	5,393
Quest Software US Holdings, Inc.,
First Lien Initial Term Loan, 1 Month LIBOR + 6.000%
7.235%	10/31/22	223	225,857
TTM Technologies, Inc.,
Term B Loan, 1 Month LIBOR + 2.500%
3.734%	09/30/24	50	50,094

			1,088,012

Technology Services — 0.0%
Tempo Acquisition, LLC,
Initial Term Loan, 1 Month LIBOR + 3.000%
4.235%	05/01/24	299	299,312

Telecommunications — 0.0%
GTT Communications, Inc.,
Tranche B Term Loan, 1 Month LIBOR + 3.250%
4.500%	01/09/24	69	69,649
Onvoy LLC,
First Lien Initial Term Loan, 3 Month LIBOR + 4.500%
5.796%	02/10/24	189	188,518
Polycom, Inc.,
Initial Term Loan (First Lien), 1 Month LIBOR + 5.250%
6.484%	09/27/23	194	195,511
Sprint Communications, Inc.,
Initial Term Loan, 1 Month LIBOR + 2.500%
3.750%	02/02/24	498	498,122
Xplornet Communications, Inc.,
Term B Loan, 3 Month LIBOR + 4.750%
6.083%	09/09/21	124	124,913

			1,076,713

Textiles, Apparel & Luxury Goods — 0.0%
G-III Apparel Group, Ltd.,
Term Loan
— %(p)	12/01/22	125	124,531

Interest Rate	Maturity Date	Principal Amount (000)#	Value

BANK LOANS(c) (Continued)
Textiles, Apparel & Luxury Goods (cont’d.)
VF Holding Corp.,
Term B-1 Loan, 1 Month LIBOR +3.250%
4.485%	06/30/23	198	$198,523

			323,054

Trading Companies & Distributors — 0.0%
Avolon TLB Borrower 1 (US) LLC,
Initial Term B-1 Loan, 1 Month LIBOR + 2.250%
3.486%	09/16/20	100	99,982
GYP Holdings III Corp.,
2017 Incremental First Lien Term Loan, 3 Month LIBOR + 3.000%
4.311%	04/01/23	318	319,904
HD Supply Waterworks, Ltd.,
Initial Term Loan, 6 Month LIBOR + 3.000%
4.455%	08/01/24	125	125,375
Spin Holdco, Inc.,
Term B-1 Loan, 2 Month LIBOR +3.750%
5.014%	11/14/22	442	442,918
Univar USA, Inc.,
Term B-2 Loan, 1 Month LIBOR +2.750%
3.985%	07/01/22	123	122,818

			1,110,997

Transportation — 0.0%
Artic LNG Carries Ltd.,
Term Loan, 1 Month LIBOR + 4.500%
5.735%	05/18/23	125	125,545
Navios Maritime Partners LP,
Initial Term Loan, 3 Month LIBOR + 5.000%
6.320%	09/14/23	122	121,235
UOS LLC,
Initial Term Loan, 1 Month LIBOR + 5.500%
6.735%	04/18/23	75	76,168

			322,948

Wireless Telecommunication Services — 0.0%
Coral US Co-Borrower LLC,
Term B-3 Loan, 1 Month LIBOR +3.500%
4.735%	01/31/25	75	74,074
Intelsat Jackson Holdings S.A.,
Tranche B-2 Term Loan, 3 Month LIBOR + 2.750%
4.071%	06/30/19	574	572,038
LTS Buyer LLC,
First Lien Term B Loan, 1 Month LIBOR + 3.250%
4.485%	04/13/20	548	548,430

			1,194,542

TOTAL BANK LOANS (cost $49,813,745)			49,442,337

COMMERCIAL MORTGAGE-BACKED SECURITIES — 0.6%
BBCMS Trust,
Series 2015-STP, Class A, 144A
3.323%	09/10/28	3,007	3,082,476
CGBAM Commercial Mortgage Trust,
Series 2015-SMRT, Class A, 144A
2.808%	04/10/28	722	732,905
Series 2015-SMRT, Class D, 144A

A536

AST FI PYRAMIS® QUANTITATIVE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED
SECURITIES (Continued)
3.768%	04/10/28	720	$728,834
Citigroup Commercial Mortgage Trust,
Series 2015-GC33, Class XA, IO
1.118%(cc)	09/10/58	7,310	425,495
Series 2016-P6, Class XA, IO
0.977%(cc)	12/10/49	6,973	339,233
Commercial Mortgage Pass-Through Certificates,
Series 2012-CR3, Class A3
2.822%	10/15/45	703	711,647
Commercial Mortgage Trust,
Series 2012-LC4, Class A4
3.288%	12/10/44	730	753,058
Series 2013-CR6, Class A4
3.101%	03/10/46	740	759,931
Series 2014-CR15, Class A2
2.928%	02/10/47	923	934,573
Series 2014-LC17, Class XA, IO
1.112%(cc)	10/10/47	7,132	272,226
Series 2014-UBS3, Class A2
2.844%	06/10/47	960	973,039
Series 2014-UBS4, Class XA, IO
1.385%(cc)	08/10/47	9,257	514,136
Series 2014-UBS6, Class XA, IO
1.175%(cc)	12/10/47	5,166	251,755
Series 2015-DC1, Class XA, IO
1.309%(cc)	02/10/48	12,729	715,630
CSMC Trust,
Series 2015-TOWN, Class A, 1 Month LIBOR + 1.250%, 144A
2.484%(c)	03/15/28	3,042	3,045,816
Series 2015-TOWN, Class B, 1 Month LIBOR + 1.900%, 144A
3.134%(c)	03/15/28	274	273,977
Series 2015-TOWN, Class C, 1 Month LIBOR + 2.250%, 144A
3.484%(c)	03/15/28	267	267,065
Series 2015-TOWN, Class D, 1 Month LIBOR + 3.200%, 144A
4.434%(c)	03/15/28	404	404,000
Fannie Mae Grantor Trust,
Series 2017-T1, Class A
2.898%	06/25/27	3,499	3,484,335
Freddie Mac Multifamily Structured Pass-Through Certificates,
Series K727, Class A1
2.632%	10/25/23	2,991	3,039,709
GE Commercial Mortgage Corp. Trust,
Series 2007-C1, Class A1A
5.483%(cc)	12/10/49	89	89,408
GS Mortgage Securities Trust,
Series 2013-GC12, Class XA, IO
1.681%(cc)	06/10/46	2,683	159,718
Series 2015-GC34, Class XA, IO
1.516%(cc)	10/10/48	4,149	336,304
JPMBB Commercial Mortgage Securities Trust,
Series 2014-C19, Class XA, IO
1.322%(cc)	04/15/47	1,893	54,646

Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED
SECURITIES (Continued)
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2013-C10, Class A5
3.143%	12/15/47	740	$757,482
Series 2016-WPT, Class A, 1 Month LIBOR + 1.450%, 144A
2.677%(c)	10/15/33	1,037	1,040,241
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2013-C7, Class A4
2.918%	02/15/46	1,958	1,992,356
Series 2013-C11, Class A4
4.315%(cc)	08/15/46	464	494,913
Series 2014-C17, Class ASB
3.477%	08/15/47	660	687,067
Series 2015-C25, Class XA, IO
1.289%(cc)	10/15/48	4,747	320,248
Morgan Stanley Capital I Trust,
Series 2011-C2, Class A4, 144A
4.661%	06/15/44	720	770,722
MSCG Trust,
Series 2016-SNR, Class A, 144A
3.460%(cc)	11/15/34	1,616	1,618,273
Wells Fargo Commercial Mortgage Trust,
Series 2015-C31, Class XA, IO
1.254%(cc)	11/15/48	4,433	291,229
WFRBS Commercial Mortgage Trust,
Series 2012-C9, Class A3
2.870%	11/15/45	1,121	1,137,660
Series 2013-C11, Class A5
3.071%	03/15/45	730	747,148
Series 2013-C12, Class A4
3.198%	03/15/48	1,004	1,032,036
Series 2014-C24, Class XA, IO
1.103%(cc)	11/15/47	2,905	142,677

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $33,404,043)			33,381,968

CORPORATE BONDS — 10.5%
Aerospace & Defense — 0.1%
BAE Systems Holdings, Inc. (United Kingdom),
Gtd. Notes, 144A
2.850%	12/15/20	1,050	1,062,941
3.800%	10/07/24	963	1,004,598
4.750%	10/07/44	208	226,577
Lockheed Martin Corp.,
Sr. Unsec’d. Notes, 144A
4.090%	09/15/52	485	484,995

			2,779,111

Agriculture — 0.2%
Altria Group, Inc.,
Gtd. Notes
2.850%	08/09/22	1,745	1,781,928
BAT International Finance PLC (United Kingdom),
Gtd. Notes, 144A
2.750%	06/15/20	950	964,778
3.500%	06/15/22	710	733,098

A537

AST FI PYRAMIS® QUANTITATIVE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)
Agriculture (cont’d.)
Imperial Brands Finance PLC (United Kingdom),
Gtd. Notes, 144A
2.050%	07/20/18	500	$500,199
3.750%	07/21/22	1,215	1,263,314
4.250%	07/21/25	500	527,390
Reynolds American, Inc. (United Kingdom),
Gtd. Notes
3.250%	06/12/20	303	311,373
4.000%	06/12/22	945	998,310
4.450%	06/12/25	277	296,899
5.700%	08/15/35	66	77,399
5.850%	08/15/45	1,000	1,223,601
Vector Group Ltd.,
Sr. Sec’d. Notes, 144A
6.125%	02/01/25	100	103,500

			8,781,789

Airlines — 0.0%
American Airlines 2017-2 Class B Pass-Through Trust,
Pass-Through Certificates
3.700%	04/15/27	1,000	998,359
Delta Air Lines, Inc.,
Sr. Unsec’d. Notes
2.875%	03/13/20	1,000	1,011,246

			2,009,605

Auto Manufacturers — 0.4%
American Honda Finance Corp.,
Sr. Unsec’d. Notes, GMTN
1.700%	09/09/21	1,148	1,126,233
BMW US Capital LLC (Germany),
Gtd. Notes, 144A
2.700%	04/06/22	2,351	2,370,645
Daimler Finance North America LLC (Germany),
Gtd. Notes, 144A
2.850%	01/06/22	1,795	1,813,692
Ford Motor Co.,
Sr. Unsec’d. Notes
4.750%	01/15/43	906	888,257
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
2.597%	11/04/19(a)	1,000	1,008,067
2.681%	01/09/20	1,136	1,145,186
3.339%	03/28/22	675	685,925
4.250%	09/20/22	1,200	1,263,058
5.875%	08/02/21	750	834,230
General Motors Co.,
Sr. Unsec’d. Notes
5.000%	04/01/35	90	91,852
5.200%	04/01/45	203	204,356
6.750%	04/01/46	217	261,399
General Motors Financial Co., Inc.,
Gtd. Notes
2.400%	04/10/18	960	963,058
2.650%	04/13/20	970	977,277
3.150%	01/15/20	950	966,602
3.200%	07/13/20	900	921,695
4.000%	10/06/26	500	500,904

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)
Auto Manufacturers (cont’d.)
Hyundai Capital America,
Sr. Unsec’d. Notes, 144A
2.550%	02/06/19	709	$710,081
Sr. Unsec’d. Notes, MTN, 144A
3.000%	10/30/20	1,060	1,065,755
Toyota Motor Credit Corp.,
Sr. Unsec’d. Notes, MTN
2.600%	01/11/22	1,511	1,528,426
Volkswagen Group of America Finance LLC (Germany),
Gtd. Notes, 144A
2.125%	05/23/19	1,730	1,730,727

			21,057,425

Banks — 2.6%
Australia & New Zealand Banking Group Ltd. (Australia),
Sr. Unsec’d. Notes, MTN
2.125%	08/19/20	749	748,355
Banco Nacional de Desenvolvimento Economico e Social (Brazil),
Sr. Unsec’d. Notes, 144A
4.000%	04/14/19	1,200	1,222,560
Bank of America Corp.,
Sr. Unsec’d. Notes, GMTN
2.625%	04/19/21	3,475	3,498,891
3.500%	04/19/26	1,500	1,525,012
Sr. Unsec’d. Notes, MTN
4.125%	01/22/24	1,500	1,595,797
Sub. Notes
6.110%	01/29/37	1,468	1,835,498
7.750%	05/14/38	600	881,501
Sub. Notes, MTN
4.200%	08/26/24	1,178	1,238,940
4.250%	10/22/26	520	544,016
4.450%	03/03/26	620	655,486
Bank of Nova Scotia (The) (Canada),
Sub. Notes
4.500%	12/16/25	1,040	1,095,981
Bank of Tokyo-Mitsubishi UFJ Ltd. (The) (Japan),
Sr. Unsec’d. Notes, 144A
2.300%	03/05/20	470	471,082
2.350%	09/08/19	720	724,108
Barclays PLC (United Kingdom),
Sr. Unsec’d. Notes
2.750%	11/08/19	1,424	1,438,942
3.200%	08/10/21	687	697,552
3.250%	01/12/21	1,040	1,058,751
3.684%	01/10/23	2,100	2,153,704
Sub. Notes
4.836%	05/09/28	487	504,498
BNP Paribas SA (France),
Gtd. Notes, MTN
2.450%	03/17/19	710	716,142
Canadian Imperial Bank of Commerce (Canada),
Sr. Unsec’d. Notes
2.550%	06/16/22	757	758,047
Capital One Financial Corp.,
Sr. Unsec’d. Notes
2.450%	04/24/19	950	955,819

A538

AST FI PYRAMIS® QUANTITATIVE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)
Banks (cont’d.)
Capital One NA,
Sr. Unsec’d. Notes, BKNT
2.950%	07/23/21	1,070	$1,084,316
Citibank NA,
Sr. Unsec’d. Notes
2.000%	03/20/19	900	902,995
Citigroup, Inc.,
Sr. Unsec’d. Notes
1.750%	05/01/18	681	681,202
2.350%	08/02/21	914	907,451
2.700%	03/30/21	1,780	1,799,845
2.750%	04/25/22	750	753,606
4.650%	07/30/45	175	193,736
8.125%	07/15/39	667	1,055,000
Sub. Notes
4.400%	06/10/25	1,000	1,052,750
4.450%	09/29/27	500	527,768
4.600%	03/09/26	420	447,149
5.500%	09/13/25	1,857	2,084,228
Citizens Bank NA,
Sr. Unsec’d. Notes
2.650%	05/26/22	500	500,119
Sr. Unsec’d. Notes, BKNT
2.500%	03/14/19	630	634,438
Sr. Unsec’d. Notes, MTN
2.450%	12/04/19	950	957,280
Citizens Financial Group, Inc.,
Sr. Unsec’d. Notes
2.375%	07/28/21	259	257,360
Sub. Notes
4.350%	08/01/25	965	1,001,148
Comerica, Inc.,
Sr. Unsec’d. Notes
2.125%	05/23/19	882	881,058
Commonwealth Bank of Australia (Australia),
Sr. Unsec’d. Notes, 144A
2.750%	03/10/22	1,350	1,362,527
Compass Bank,
Sr. Unsec’d. Notes, BKNT
2.875%	06/29/22	998	993,260
Cooperatieve Rabobank UA (Netherlands),
Gtd. Notes
4.625%	12/01/23	778	836,027
Credit Suisse AG (Switzerland),
Sr. Unsec’d. Notes
3.000%	10/29/21	700	718,690
Sub. Notes
6.000%	02/15/18	870	883,314
Sub. Notes, MTN
5.400%	01/14/20	500	534,672
Credit Suisse Group AG (Switzerland),
Sr. Unsec’d. Notes, 144A
3.574%	01/09/23	1,590	1,628,249
Credit Suisse Group Funding Guernsey Ltd. (Switzerland),
Gtd. Notes
3.450%	04/16/21	1,074	1,102,096
3.800%	09/15/22	1,170	1,214,406

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)
Banks (cont’d.)
Deutsche Bank AG (Germany),
Sr. Unsec’d. Notes
2.500%	02/13/19	1,130	$1,136,645
2.700%	07/13/20	940	943,812
Sr. Unsec’d. Notes, GMTN
2.850%	05/10/19	910	919,085
Discover Bank,
Sr. Unsec’d. Notes
2.000%	02/21/18	1,900	1,902,831
Sr. Unsec’d. Notes, BKNT
3.100%	06/04/20	480	491,213
3.200%	08/09/21	1,500	1,530,354
Fifth Third Bancorp,
Sub. Notes
4.500%	06/01/18	2,172	2,211,907
8.250%	03/01/38	1,730	2,630,258
First Horizon National Corp.,
Sr. Unsec’d. Notes
3.500%	12/15/20	1,321	1,360,095
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes
2.625%	01/31/19	4,731	4,771,831
2.625%	04/25/21	920	925,062
3.500%	11/16/26	1,100	1,102,980
3.750%	02/25/26	1,500	1,535,591
3.850%	01/26/27	540	551,699
6.250%	02/01/41	691	912,180
Sr. Unsec’d. Notes, MTN
3.850%	07/08/24	1,500	1,560,732
4.800%	07/08/44	200	223,843
Sub. Notes
6.750%	10/01/37	20	26,386
HSBC Holdings PLC (United Kingdom),
Sr. Unsec’d. Notes
2.950%	05/25/21	2,160	2,193,614
4.041%	03/13/28	1,054	1,100,458
6.100%	01/14/42	500	666,431
Sub. Notes
5.250%	03/14/44	400	470,028
Huntington Bancshares, Inc.,
Sr. Unsec’d. Notes
2.300%	01/14/22	690	683,398
Huntington National Bank (The),
Sr. Unsec’d. Notes
2.200%	04/01/19	2,375	2,380,912
Intesa Sanpaolo SpA (Italy),
Sub. Notes, MTN, 144A
5.017%	06/26/24	600	609,962
JPMorgan Chase & Co.,
Sr. Unsec’d. Notes
2.200%	10/22/19	1,544	1,553,208
2.350%	01/28/19	1,456	1,466,886
2.550%	03/01/21	1,600	1,615,997
2.950%	10/01/26	37	36,211
3.540%	05/01/28	250	252,278
4.032%	07/24/48	300	304,723
4.625%	05/10/21	700	755,876
5.400%	01/06/42	751	910,023
5.600%	07/15/41	125	154,962

A539

AST FI PYRAMIS® QUANTITATIVE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)
Banks (cont’d.)
Sub. Notes
3.875%	09/10/24	723	$752,836
4.125%	12/15/26	915	954,054
KeyBank NA,
Sr. Unsec’d. Notes, BKNT
2.350%	03/08/19	630	635,143
2.500%	12/15/19	710	718,257
Manufacturers & Traders Trust Co.,
Sr. Unsec’d. Notes, BKNT
2.300%	01/30/19	1,500	1,507,937
2.500%	05/18/22	750	752,611
Mitsubishi UFJ Financial Group, Inc. (Japan),
Sr. Unsec’d. Notes
2.950%	03/01/21	1,260	1,280,168
2.998%	02/22/22	680	689,357
Mitsubishi UFJ Trust & Banking Corp. (Japan),
Sr. Unsec’d. Notes, 144A
1.600%	10/16/17	970	970,068
Mizuho Bank Ltd. (Japan),
Gtd. Notes, 144A
2.400%	03/26/20	675	677,224
2.450%	04/16/19	1,200	1,207,909
Morgan Stanley,
Sr. Unsec’d. Notes
2.650%	01/27/20	710	718,138
3.625%	01/20/27	100	101,358
4.375%	01/22/47	500	531,898
Sr. Unsec’d. Notes, GMTN
2.500%	04/21/21	850	852,752
3.875%	01/27/26	2,770	2,875,786
Sr. Unsec’d. Notes, MTN
2.500%	01/24/19	945	952,896
2.625%	11/17/21	680	682,423
4.300%	01/27/45	500	524,135
6.375%	07/24/42	612	822,839
Sub. Notes, MTN
4.875%	11/01/22	1,930	2,091,679
MUFG Americas Holdings Corp.,
Sr. Unsec’d. Notes
2.250%	02/10/20	480	480,888
Nordea Bank AB (Sweden),
Sr. Unsec’d. Notes, MTN, 144A
2.375%	04/04/19	470	473,315
PNC Bank NA,
Sr. Unsec’d. Notes, BKNT
1.450%	07/29/19(a)	450	447,037
2.200%	01/28/19	1,418	1,426,170
Regions Bank,
Sr. Unsec’d. Notes, BKNT
2.250%	09/14/18	950	954,019
Sub. Notes
6.450%	06/26/37	559	692,645
Sub. Notes, BKNT
7.500%	05/15/18	250	258,642
Regions Financial Corp.,
Sr. Unsec’d. Notes
2.750%	08/14/22	980	978,314
3.200%	02/08/21	633	646,877

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)
Banks (cont’d.)
Royal Bank of Canada (Canada),
Sr. Unsec’d. Notes, MTN
1.500%	07/29/19	910	$904,738
2.350%	10/30/20(a)	1,050	1,057,764
Royal Bank of Scotland Group PLC (United Kingdom),
Sub. Notes
5.125%	05/28/24	1,220	1,298,040
6.000%	12/19/23	2,443	2,701,761
Sumitomo Mitsui Banking Corp. (Japan),
Gtd. Notes
2.450%	01/10/19	1,865	1,878,023
Sumitomo Mitsui Financial Group, Inc. (Japan),
Sr. Unsec’d. Notes
2.934%	03/09/21	630	640,340
Toronto-Dominion Bank (The) (Canada),
Sr. Unsec’d. Notes, MTN
1.800%	07/13/21	1,600	1,575,843
UBS AG (Switzerland),
Sr. Unsec’d. Notes, GMTN
2.375%	08/14/19	1,430	1,442,094
UBS Group Funding Switzerland AG (Switzerland),
Gtd. Notes, 144A
3.491%	05/23/23	1,100	1,126,237
UniCredit SpA (Italy),
Sr. Unsec’d. Notes, MTN, 144A
3.750%	04/12/22	980	1,004,563
Wells Fargo & Co.,
Sr. Unsec’d. Notes
2.100%	07/26/21	1,108	1,098,644
2.150%	01/15/19	1,500	1,507,595
Sr. Unsec’d. Notes, GMTN
2.600%	07/22/20	670	679,404
Sub. Notes
5.375%	11/02/43	767	901,869
Sub. Notes, GMTN
4.300%	07/22/27	710	750,913
4.900%	11/17/45	250	278,861
Sub. Notes, MTN
4.650%	11/04/44	800	855,958
Westpac Banking Corp. (Australia),
Sr. Unsec’d. Notes
1.650%	05/13/19	650	647,702
2.800%	01/11/22	677	687,396

			136,901,963

Beverages — 0.2%
Anheuser-Busch InBev Finance, Inc. (Belgium),
Gtd. Notes
1.250%	01/17/18	1,441	1,440,147
2.650%	02/01/21	1,310	1,331,275
3.300%	02/01/23	1,310	1,358,174
3.650%	02/01/26	582	602,086
4.000%	01/17/43	160	160,055
4.700%	02/01/36	1,509	1,663,722
4.900%	02/01/46	2,259	2,551,693

A540

AST FI PYRAMIS® QUANTITATIVE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Beverages (cont’d.)
Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes
2.200%	08/01/18	2,362	$2,372,723

			11,479,875

Biotechnology — 0.0%
Amgen, Inc.,
Sr. Unsec’d. Notes
2.125%	05/01/20	960	961,322
4.400%	05/01/45	200	211,737
4.663%	06/15/51	435	477,114
Baxalta, Inc.,
Gtd. Notes
5.250%	06/23/45	250	288,121

			1,938,294

Building Materials — 0.0%
Masco Corp.,
Sr. Unsec’d. Notes
3.500%	04/01/21	610	626,391

Chemicals — 0.2%
Chevron Phillips Chemical Co. LLC/Chevron Phillips Chemical Co. LP,
Sr. Unsec’d. Notes, 144A
1.700%	05/01/18	980	979,946
2.450%	05/01/20	1,355	1,365,278
Dow Chemical Co. (The),
Sr. Unsec’d. Notes
8.550%	05/15/19	728	803,861
Kissner Holdings LP/Kissner Milling Co. Ltd./BSC Holding, Inc./Kissner USA (Canada),
Sr. Sec’d. Notes, 144A
8.375%	12/01/22	85	85,850
LYB International Finance BV,
Gtd. Notes
4.875%	03/15/44	1,200	1,306,394
5.250%	07/15/43	200	227,916
LYB International Finance II BV,
Gtd. Notes
3.500%	03/02/27	500	497,317
Monsanto Co.,
Sr. Unsec’d. Notes
4.200%	07/15/34	976	1,001,203
4.400%	07/15/44	100	102,465
Mosaic Co. (The),
Sr. Unsec’d. Notes
5.625%	11/15/43	700	714,572
Potash Corp. of Saskatchewan, Inc. (Canada),
Sr. Unsec’d. Notes
4.000%	12/15/26(a)	1,198	1,249,415
Sherwin-Williams Co. (The),
Sr. Unsec’d. Notes
4.500%	06/01/47	1,000	1,049,447

			9,383,664

Commercial Services — 0.1%
APX Group, Inc.,
Sr. Sec’d. Notes
7.875%	12/01/22	300	326,250

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Commercial Services (cont’d.)
George Washington University (The),
Unsec’d. Notes
4.300%	09/15/44	635	$685,523
Massachusetts Institute of Technology,
Unsec’d. Notes
3.885%	07/01/2116	535	501,000
Moody’s Corp.,
Sr. Unsec’d. Notes
2.750%	12/15/21	354	356,779
4.500%	09/01/22	855	924,079
5.250%	07/15/44	850	996,229
Sr. Unsec’d. Notes, 144A
2.625%	01/15/23	1,350	1,341,873
Prime Security Services Borrower LLC/Prime Finance, Inc.,
Sec’d. Notes, 144A
9.250%	05/15/23	100	110,356
S&P Global, Inc.,
Gtd. Notes
3.300%	08/14/20	970	995,044

			6,237,133

Computers — 0.1%
Apple, Inc.,
Sr. Unsec’d. Notes
3.200%	05/11/27	1,000	1,018,114
3.850%	05/04/43	436	439,232
4.375%	05/13/45	233	253,187
Dell International LLC/EMC Corp.,
Sr. Sec’d. Notes, 144A
3.480%	06/01/19	72	73,430
4.420%	06/15/21	1,600	1,679,864
6.020%	06/15/26	1,150	1,277,133
8.350%	07/15/46(a)	506	649,872
Harland Clarke Holdings Corp.,
Sr. Sec’d. Notes, 144A
8.375%	08/15/22	70	74,900
Hewlett Packard Enterprise Co.,
Sr. Unsec’d. Notes
4.400%	10/15/22	1,160	1,236,173
6.200%	10/15/35	234	251,222
6.350%	10/15/45	144	152,624

			7,105,751

Diversified Financial Services — 0.3%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Netherlands),
Gtd. Notes
3.500%	05/26/22	498	509,937
5.000%	10/01/21	720	776,910
Air Lease Corp.,
Sr. Unsec’d. Notes
2.125%	01/15/18	765	765,832
3.375%	06/01/21	440	453,853
3.875%	04/01/21(a)	2,470	2,579,711
4.750%	03/01/20	500	528,978
Capital One Bank USA NA,
Sr. Unsec’d. Notes, BKNT
2.300%	06/05/19	1,710	1,714,811

A541

AST FI PYRAMIS® QUANTITATIVE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Diversified Financial Services (cont’d.)
CME Group, Inc.,
Sr. Unsec’d. Notes
5.300%	09/15/43	376	$473,301
Discover Financial Services,
Sr. Unsec’d. Notes
3.750%	03/04/25	124	124,487
3.950%	11/06/24	250	255,917
4.100%	02/09/27	500	508,047
5.200%	04/27/22	1,740	1,891,383
GE Capital International Funding Co. Unlimited Co.,
Gtd. Notes
4.418%	11/15/35	1,000	1,087,398
Intercontinental Exchange, Inc.,
Gtd. Notes
2.750%	12/01/20	357	363,879
Mastercard, Inc.,
Sr. Unsec’d. Notes
3.800%	11/21/46	400	406,729
Synchrony Financial,
Sr. Unsec’d. Notes
3.000%	08/15/19	526	534,598
3.750%	08/15/21	1,095	1,129,515
4.250%	08/15/24	500	519,570
USAA Capital Corp.,
Sr. Unsec’d. Notes, MTN, 144A
2.000%	06/01/21	641	634,385
Visa, Inc.,
Sr. Unsec’d. Notes
2.800%	12/14/22	780	797,585
Washington Prime Group LP,
Sr. Unsec’d. Notes
3.850%	04/01/20	710	721,470

			16,778,296

Electric — 0.7%
Berkshire Hathaway Energy Co.,
Sr. Unsec’d. Notes
2.400%	02/01/20	710	716,571
4.500%	02/01/45	546	590,405
5.150%	11/15/43	380	444,112
6.125%	04/01/36	675	866,438
Cleveland Electric Illuminating Co. (The),
Sr. Unsec’d. Notes
5.950%	12/15/36	350	422,657
Consolidated Edison Co. of New York, Inc.,
Sr. Unsec’d. Notes
4.450%	03/15/44	200	221,768
Consolidated Edison, Inc.,
Sr. Unsec’d. Notes
2.000%	03/15/20	680	679,865
Dominion Energy, Inc.,
Jr. Sub. Notes
2.579%	07/01/20	930	937,761
Jr. Sub. Notes, 3 Month LIBOR + 2.825%
4.160%(c)	06/30/66	1,000	975,000
Duke Energy Corp.,
Sr. Unsec’d. Notes
1.800%	09/01/21	821	804,425
3.750%	09/01/46	450	433,488

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Electric (cont’d.)
Duke Energy Florida LLC,
First Mortgage
3.400%	10/01/46	500	$471,259
Duke Energy Indiana LLC,
First Mortgage
4.900%	07/15/43	742	860,210
Duke Energy Progress LLC,
First Mortgage
4.375%	03/30/44	100	108,987
Duquesne Light Holdings, Inc.,
Sr. Unsec’d. Notes, 144A
3.616%	08/01/27	1,509	1,498,575
6.400%	09/15/20	3,228	3,586,963
Edison International,
Sr. Unsec’d. Notes
2.950%	03/15/23	495	501,275
Emera US Finance LP (Canada),
Gtd. Notes
2.150%	06/15/19	442	442,177
2.700%	06/15/21	436	438,349
4.750%	06/15/46	610	654,124
Eversource Energy,
Sr. Unsec’d. Notes
2.500%	03/15/21	609	608,804
Exelon Corp.,
Jr. Sub. Notes
3.497%	06/01/22	1,950	2,008,681
Sr. Unsec’d. Notes
2.850%	06/15/20	442	450,787
3.950%	06/15/25	973	1,016,379
4.450%	04/15/46	802	839,873
5.100%	06/15/45	500	571,257
FirstEnergy Corp.,
Sr. Unsec’d. Notes
4.250%	03/15/23	1,500	1,586,944
4.850%	07/15/47	300	314,834
7.375%	11/15/31	200	266,066
Indiana Michigan Power Co.,
Sr. Unsec’d. Notes
4.550%	03/15/46	100	111,107
IPALCO Enterprises, Inc.,
Sr. Sec’d. Notes
3.450%	07/15/20	973	982,730
Sr. Sec’d. Notes, 144A
3.700%	09/01/24	643	644,575
Oglethorpe Power Corp.,
First Mortgage
4.250%	04/01/46	600	588,787
Pacific Gas & Electric Co.,
Sr. Unsec’d. Notes
3.750%	08/15/42	457	460,684
PG&E Corp.,
Sr. Unsec’d. Notes
2.400%	03/01/19	163	163,844
Public Service Co. of Colorado,
First Mortgage
3.800%	06/15/47	350	353,867

A542

AST FI PYRAMIS® QUANTITATIVE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Electric (cont’d.)
Public Service Enterprise Group, Inc.,
Sr. Unsec’d. Notes
2.000%	11/15/21	920	$900,710
Puget Energy, Inc.,
Sr. Sec’d. Notes
3.650%	05/15/25	1,000	1,017,577
5.625%	07/15/22	1,500	1,673,750
Southern Co. (The),
Sr. Unsec’d. Notes
2.350%	07/01/21	1,075	1,069,021
3.250%	07/01/26(a)	1,000	988,537
4.250%	07/01/36	250	258,676
Southern Power Co.,
Sr. Unsec’d. Notes
2.375%	06/01/20	950	951,924
Tampa Electric Co.,
Sr. Unsec’d. Notes
4.200%	05/15/45	500	508,724
4.350%	05/15/44	200	208,807
Virginia Electric & Power Co.,
Sr. Unsec’d. Notes
3.800%	09/15/47	1,000	1,001,770
4.200%	05/15/45	250	264,743
WEC Energy Group, Inc.,
Jr. Sub. Notes, 3 Month LIBOR + 2.113%
3.428%(c)	05/15/67	1,300	1,247,987
Xcel Energy, Inc.,
Sr. Unsec’d. Notes
2.400%	03/15/21	630	633,275

			37,349,129

Electronics — 0.0%
Amphenol Corp.,
Sr. Unsec’d. Notes
3.125%	09/15/21	351	357,744
3.200%	04/01/24	482	488,709
Fortive Corp.,
Sr. Unsec’d. Notes
2.350%	06/15/21	1,057	1,053,637

			1,900,090

Engineering & Construction — 0.0%
SBA Tower Trust,
First Lien, 144A
3.156%	10/10/45	780	785,753
Sr. Sec’d. Notes, 144A
3.168%	04/09/47	990	989,319

			1,775,072

Foods — 0.1%
Kraft Heinz Foods Co.,
Gtd. Notes
4.375%	06/01/46	900	888,690
5.000%	06/04/42	61	64,991
McCormick & Co., Inc.,
Sr. Unsec’d. Notes
3.150%	08/15/24	1,011	1,019,969

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Foods (cont’d.)
Tyson Foods, Inc.,
Gtd. Notes
2.650%	08/15/19	500	$505,960

			2,479,610

Gas — 0.1%
NiSource Finance Corp.,
Gtd. Notes
3.490%	05/15/27	495	501,038
4.375%	05/15/47	1,100	1,154,136
4.800%	02/15/44	423	467,460
5.250%	02/15/43	250	290,924
Sempra Energy,
Sr. Unsec’d. Notes
2.400%	03/15/20	898	901,387
2.850%	11/15/20	1,040	1,056,185
Southern Co. Gas Capital Corp.,
Gtd. Notes
3.950%	10/01/46	550	525,115
4.400%	05/30/47	1,525	1,575,824

			6,472,069

Healthcare-Products — 0.2%
Abbott Laboratories,
Sr. Unsec’d. Notes
2.900%	11/30/21	675	687,375
3.750%	11/30/26	1,550	1,590,456
4.900%	11/30/46	900	1,005,239
Becton Dickinson & Co.,
Sr. Unsec’d. Notes
2.404%	06/05/20	1,000	1,003,508
2.675%	12/15/19	378	382,538
2.894%	06/06/22	1,750	1,755,694
4.669%	06/06/47	350	367,186
4.685%	12/15/44	402	424,946
Medtronic, Inc.,
Gtd. Notes
2.500%	03/15/20	950	963,969
3.150%	03/15/22	900	931,907
4.375%	03/15/35	350	385,278
4.625%	03/15/45	217	246,825
Thermo Fisher Scientific, Inc.,
Sr. Unsec’d. Notes
3.300%	02/15/22	945	977,234
4.100%	08/15/47	200	200,525
5.300%	02/01/44	32	37,498

			10,960,178

Healthcare-Services — 0.2%
AHS Hospital Corp.,
Unsec’d. Notes
5.024%	07/01/45	700	829,055
Anthem, Inc.,
Sr. Unsec’d. Notes
4.350%	08/15/20(a)	1,299	1,377,105
4.650%	08/15/44	500	545,474
Children’s Hospital Medical Center,
Sec’d. Notes
4.268%	05/15/44	485	516,157

A543

AST FI PYRAMIS® QUANTITATIVE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)
Healthcare-Services (cont’d.)
NYU Hospitals Center,
Sec’d. Notes
4.784%	07/01/44	481	$526,274
Tenet Healthcare Corp.,
Sec’d. Notes, 144A
7.500%	01/01/22	60	63,525
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes
2.125%	03/15/21	630	629,929
2.700%	07/15/20	710	724,122
2.875%	12/15/21	470	482,125
3.350%	07/15/22	554	578,563
3.750%	07/15/25	1,000	1,061,210
4.200%	01/15/47	200	213,115
4.625%	07/15/35	845	968,438
4.750%	07/15/45	615	710,236

			9,225,328

Home Builders — 0.0%
Toll Brothers Finance Corp.,
Gtd. Notes
4.875%	03/15/27	1,000	1,032,600

Insurance — 0.8%
AIA Group Ltd. (Hong Kong),
Sr. Unsec’d. Notes, MTN, 144A
2.250%	03/11/19	454	453,246
American International Group, Inc.,
Sr. Unsec’d. Notes
2.300%	07/16/19	204	205,015
3.300%	03/01/21	1,966	2,025,718
4.800%	07/10/45	500	545,593
6.400%	12/15/20	190	213,618
Aon Corp.,
Gtd. Notes
5.000%	09/30/20	1,045	1,125,119
Aon PLC,
Gtd. Notes
3.875%	12/15/25	840	884,051
4.450%	05/24/43	500	507,222
4.750%	05/15/45	1,180	1,283,275
Berkshire Hathaway, Inc.,
Sr. Unsec’d. Notes
2.200%	03/15/21	420	422,882
Chubb INA Holdings, Inc.,
Gtd. Notes
2.300%	11/03/20	997	1,004,305
Guardian Life Insurance Co. of America (The),
Sub. Notes, 144A
4.850%	01/24/77	200	213,769
4.875%	06/19/64	150	164,548
Hartford Financial Services Group, Inc. (The),
Sr. Unsec’d. Notes
4.300%	04/15/43	500	518,075
5.125%	04/15/22	1,664	1,843,883
Liberty Mutual Group, Inc.,
Gtd. Notes, 144A
4.950%	05/01/22	873	953,302
5.000%	06/01/21	669	724,689

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)
Insurance (cont’d.)
Marsh & McLennan Cos., Inc.,
Sr. Unsec’d. Notes
2.750%	01/30/22	1,000	$1,009,711
4.050%	10/15/23	767	814,949
4.350%	01/30/47	350	373,820
4.800%	07/15/21	1,609	1,742,571
Massachusetts Mutual Life Insurance Co.,
Sub. Notes, 144A
4.500%	04/15/65	1,250	1,276,249
4.900%	04/01/77	250	270,817
MassMutual Global Funding II,
Sec’d. Notes, 144A
2.500%	04/13/22	1,000	1,001,207
Sr. Sec’d. Notes, 144A
2.450%	11/23/20	780	786,505
MetLife, Inc.,
Sr. Unsec’d. Notes
1.903%	12/15/17	315	315,277
4.050%	03/01/45	1,000	1,016,531
Metropolitan Life Global Funding I,
Sec’d. Notes, 144A
1.550%	09/13/19	680	674,106
2.300%	04/10/19	1,660	1,671,570
2.650%	04/08/22	990	998,597
New York Life Insurance Co.,
Sub. Notes, 144A
6.750%	11/15/39	1,000	1,391,226
Nuveen Finance LLC,
Sr. Unsec’d. Notes, 144A
2.950%	11/01/19	411	417,837
4.125%	11/01/24	397	417,973
Pacific Life Insurance Co.,
Sub. Notes, 144A
9.250%	06/15/39	500	821,210
Pacific LifeCorp,
Sr. Unsec’d. Notes, 144A
5.125%	01/30/43	1,370	1,524,221
6.000%	02/10/20	203	218,872
Teachers Insurance & Annuity Association of America,
Sub. Notes, 144A
4.270%	05/15/47	500	516,751
4.900%	09/15/44	1,422	1,605,985
Unum Group,
Sr. Unsec’d. Notes
3.875%	11/05/25	295	301,947
4.000%	03/15/24	3,360	3,506,460
Voya Financial, Inc.,
Gtd. Notes
3.125%	07/15/24	262	258,569
3.650%	06/15/26	1,000	1,002,380
5.700%	07/15/43	350	408,498
Willis North America, Inc.,
Gtd. Notes
3.600%	05/15/24	1,200	1,227,570

			38,659,719

A544

AST FI PYRAMIS® QUANTITATIVE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)
Internet — 0.1%
Amazon.com, Inc.,
Sr. Unsec’d. Notes
4.800%	12/05/34	1,000	$1,132,716
Sr. Unsec’d. Notes, 144A
2.800%	08/22/24	1,824	1,831,004
4.250%	08/22/57	1,700	1,744,310

			4,708,030

Iron/Steel — 0.0%
Vale Overseas Ltd. (Brazil),
Gtd. Notes
6.875%	11/10/39	502	575,393

Lodging — 0.0%
Wyndham Worldwide Corp.,
Sr. Unsec’d. Notes
4.150%	04/01/24	1,010	1,024,073

Machinery-Diversified — 0.1%
Deere & Co.,
Sr. Unsec’d. Notes
2.600%	06/08/22	850	859,568
Roper Technologies, Inc.,
Sr. Unsec’d. Notes
2.800%	12/15/21	1,075	1,084,841
3.000%	12/15/20	520	530,535
3.800%	12/15/26	1,100	1,132,297

			3,607,241

Media — 0.5%
21st Century Fox America, Inc.,
Gtd. Notes
3.000%	09/15/22	734	748,145
4.500%	02/15/21	1,655	1,771,178
4.750%	09/15/44	500	533,359
4.750%	11/15/46	800	852,820
CBS Corp.,
Gtd. Notes
4.600%	01/15/45	500	508,710
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes
3.579%	07/23/20	440	451,694
4.908%	07/23/25	720	769,691
Sr. Sec’d. Notes, 144A
5.375%	05/01/47	200	207,773
Comcast Corp.,
Gtd. Notes
1.625%	01/15/22	1,323	1,289,473
3.400%	07/15/46	400	368,678
4.500%	01/15/43	1,868	1,990,694
4.600%	08/15/45	500	550,087
5.150%	03/01/20	1,642	1,768,005
6.950%	08/15/37	626	872,810
Discovery Communications LLC,
Gtd. Notes
2.950%	03/20/23	1,040	1,042,748
4.875%	04/01/43	256	249,492
SFR Group SA (France),
Sr. Sec’d. Notes, 144A
6.000%	05/15/22	200	209,000

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)
Media (cont’d.)
Time Warner Cable LLC,
Sr. Sec’d. Notes
4.500%	09/15/42(a)	1,900	$1,800,718
5.875%	11/15/40	900	987,627
6.550%	05/01/37	200	234,910
6.750%	07/01/18	1,464	1,516,995
Time Warner, Inc.,
Gtd. Notes
4.875%	03/15/20	2,000	2,128,884
4.900%	06/15/42	511	519,667
6.200%	03/15/40	1,208	1,421,939
Walt Disney Co. (The),
Sr. Unsec’d. Notes, GMTN
4.125%	06/01/44	200	209,679

			23,004,776

Mining — 0.1%
Anglo American Capital PLC (United Kingdom),
Gtd. Notes, 144A
4.125%	04/15/21	500	519,175
4.125%	09/27/22	500	519,517
BHP Billiton Finance USA Ltd. (Australia),
Gtd. Notes
5.000%	09/30/43	300	353,909
Gtd. Notes, 144A
6.250%	10/19/75(a)	281	308,398
6.750%	10/19/75	587	691,193
Freeport-McMoRan, Inc.,
Gtd. Notes
2.300%	11/14/17	760	759,772
Southern Copper Corp. (Peru),
Sr. Unsec’d. Notes
7.500%	07/27/35	350	454,027

			3,605,991

Miscellaneous Manufacturing — 0.0%
General Electric Co.,
Sr. Unsec’d. Notes
4.500%	03/11/44	170	190,300
Ingersoll-Rand Global Holding Co. Ltd.,
Gtd. Notes
2.875%	01/15/19	1,200	1,213,676
5.750%	06/15/43	150	186,429
Ingersoll-Rand Luxembourg Finance SA,
Gtd. Notes
4.650%	11/01/44	395	427,845

			2,018,250

Oil & Gas — 0.7%
Anadarko Finance Co.,
Gtd. Notes
7.500%	05/01/31	429	533,900
Anadarko Petroleum Corp.,
Sr. Unsec’d. Notes
4.500%	07/15/44	500	475,867
4.850%	03/15/21(a)	1,021	1,082,761
6.600%	03/15/46	250	309,516

A545

AST FI PYRAMIS® QUANTITATIVE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)
Oil & Gas (cont’d.)
Apache Corp.,
Sr. Unsec’d. Notes
4.250%	01/15/44	1,300	$1,220,806
4.750%	04/15/43	250	250,265
BP Capital Markets PLC (United Kingdom),
Gtd. Notes
2.521%	01/15/20	440	445,988
3.561%	11/01/21	1,500	1,577,643
3.814%	02/10/24	1,700	1,790,493
Canadian Natural Resources Ltd. (Canada),
Sr. Unsec’d. Notes
3.450%	11/15/21	1,595	1,645,087
3.800%	04/15/24	517	531,652
3.900%	02/01/25	1,209	1,239,284
5.850%	02/01/35	250	283,028
6.750%	02/01/39	200	244,562
Sr. Unsec’d. Notes, GMTN
4.950%	06/01/47	800	838,808
Cenovus Energy, Inc. (Canada),
Sr. Unsec’d. Notes
3.000%	08/15/22	540	528,721
5.200%	09/15/43	1,250	1,206,110
5.700%	10/15/19	777	823,387
Sr. Unsec’d. Notes, 144A
4.250%	04/15/27(a)	500	495,741
ConocoPhillips Co.,
Gtd. Notes
2.200%	05/15/20(a)	478	480,774
4.200%	03/15/21	674	716,789
5.950%	03/15/46	700	899,788
6.500%	02/01/39	115	153,333
Empresa Nacional del Petroleo (Chile),
Sr. Unsec’d. Notes, 144A
4.500%	09/14/47	440	422,180
Encana Corp. (Canada),
Sr. Unsec’d. Notes
7.200%	11/01/31	200	245,030
EQT Corp.,
Sr. Unsec’d. Notes
2.500%	10/01/20	1,451	1,456,400
3.900%	10/01/27	950	950,167
Exxon Mobil Corp.,
Sr. Unsec’d. Notes
2.222%	03/01/21	840	846,346
4.114%	03/01/46	250	270,125
Hess Corp.,
Sr. Unsec’d. Notes
5.800%	04/01/47	200	205,542
7.300%	08/15/31	200	234,007
Noble Energy, Inc.,
Sr. Unsec’d. Notes
5.050%	11/15/44	1,050	1,083,716
Occidental Petroleum Corp.,
Sr. Unsec’d. Notes
4.400%	04/15/46	150	159,419
Petroleos Mexicanos (Mexico),
Gtd. Notes
5.500%	06/27/44	620	578,150
6.000%	03/05/20	1,000	1,074,500

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)
Oil & Gas (cont’d.)
6.375%	01/23/45	400	$406,999
Gtd. Notes, MTN
4.625%	09/21/23	820	846,978
6.750%	09/21/47	2,016	2,144,821
6.875%	08/04/26	585	665,438
Phillips 66,
Gtd. Notes
4.650%	11/15/34	135	142,911
4.875%	11/15/44	241	261,486
Shell International Finance BV (Netherlands),
Gtd. Notes
2.125%	05/11/20	1,190	1,197,317
3.250%	05/11/25	1,000	1,023,586
4.125%	05/11/35	1,233	1,302,063
4.375%	05/11/45	349	374,219
Southwestern Energy Co.,
Sr. Unsec’d. Notes
6.700%	01/23/25(a)	613	622,195
Suncor Energy, Inc. (Canada),
Sr. Unsec’d. Notes
6.500%	06/15/38	250	324,983

			34,612,881

Oil & Gas Services — 0.1%
Halliburton Co.,
Sr. Unsec’d. Notes
5.000%	11/15/45	666	730,471
Petrofac Ltd. (United Kingdom),
Gtd. Notes, 144A
3.400%	10/10/18(a)	1,392	1,382,430
Schlumberger Holdings Corp.,
Sr. Unsec’d. Notes, 144A
2.350%	12/21/18	1,791	1,801,265

			3,914,166

Packaging & Containers — 0.0%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. (Ireland),
Sr. Sec’d. Notes, 144A
4.250%	09/15/22	200	205,600
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA (New Zealand),
Sr. Sec’d. Notes, 3 Month LIBOR + 3.500%, 144A
4.804%(c)	07/15/21	125	127,500

			333,100

Pharmaceuticals — 0.3%
AbbVie, Inc.,
Sr. Unsec’d. Notes
2.500%	05/14/20	964	975,551
3.200%	11/06/22	950	974,118
Allergan Funding SCS,
Gtd. Notes
2.450%	06/15/19	750	755,195
3.000%	03/12/20	1,199	1,224,093
4.550%	03/15/35	1,481	1,580,096
4.750%	03/15/45	55	59,505
4.850%	06/15/44	250	272,228

A546

AST FI PYRAMIS® QUANTITATIVE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)
Pharmaceuticals (cont’d.)
Express Scripts Holding Co.,
Gtd. Notes
2.250%	06/15/19	720	$722,859
4.500%	02/25/26	1,520	1,626,901
4.800%	07/15/46	300	316,781
6.125%	11/15/41	31	37,310
Forest Laboratories LLC,
Gtd. Notes, 144A
4.375%	02/01/19	114	116,907
McKesson Corp.,
Sr. Unsec’d. Notes
2.284%	03/15/19	470	472,721
Mylan NV,
Gtd. Notes
2.500%	06/07/19	675	677,664
5.250%	06/15/46	500	542,375
Perrigo Finance Unlimited Co.,
Gtd. Notes
3.500%	03/15/21	585	600,440
Shire Acquisitions Investments Ireland DAC,
Gtd. Notes
1.900%	09/23/19	1,000	998,023
2.400%	09/23/21	2,146	2,138,497
2.875%	09/23/23	575	571,423
Teva Pharmaceutical Finance Netherlands III BV (Israel),
Gtd. Notes
1.400%	07/20/18	700	697,385
2.200%	07/21/21	331	318,688
2.800%	07/21/23(a)	539	514,094
3.150%	10/01/26(a)	200	184,339
4.100%	10/01/46(a)	431	363,058
Zoetis, Inc.,
Sr. Unsec’d. Notes
3.450%	11/13/20	413	427,002
3.950%	09/12/47	550	546,179

			17,713,432

Pipelines — 0.7%
Columbia Pipeline Group, Inc.,
Gtd. Notes
3.300%	06/01/20	661	676,568
DCP Midstream Operating LP,
Gtd. Notes
2.700%	04/01/19	792	788,040
Gtd. Notes, 144A
4.750%	09/30/21	216	221,400
5.350%	03/15/20	1,435	1,499,575
5.850%	05/21/43	2,994	2,791,905
Enbridge, Inc. (Canada),
Sr. Unsec’d. Notes
3.500%	06/10/24	600	609,289
4.250%	12/01/26	167	175,636
4.500%	06/10/44	250	251,467
5.500%	12/01/46(a)	250	287,177
EnLink Midstream Partners LP,
Sr. Unsec’d. Notes
2.700%	04/01/19	700	702,009

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)
Pipelines (cont’d.)
Enterprise Products Operating LLC,
Gtd. Notes
2.550%	10/15/19(a)	308	$310,843
2.850%	04/15/21	640	650,027
4.900%	05/15/46	500	546,238
5.100%	02/15/45	904	1,007,290
Florida Gas Transmission Co. LLC,
Sr. Unsec’d. Notes, 144A
4.350%	07/15/25(a)	1,000	1,062,843
Kinder Morgan Energy Partners LP,
Gtd. Notes
3.950%	09/01/22	344	357,140
5.000%	10/01/21	928	999,489
5.950%	02/15/18	607	615,938
6.500%	09/01/39	200	227,933
Kinder Morgan, Inc.,
Gtd. Notes
3.050%	12/01/19	835	850,099
5.050%	02/15/46	800	818,466
Magellan Midstream Partners LP,
Sr. Unsec’d. Notes
4.250%	09/15/46	240	237,956
MPLX LP,
Sr. Unsec’d. Notes
4.000%	02/15/25	220	223,719
Plains All American Pipeline LP/PAA Finance Corp.,
Sr. Unsec’d. Notes
2.600%	12/15/19	430	429,125
4.900%	02/15/45	500	464,829
5.150%	06/01/42	392	369,823
Southeast Supply Header LLC,
Sr. Unsec’d. Notes, 144A
4.250%	06/15/24	960	999,432
Spectra Energy Partners LP,
Sr. Unsec’d. Notes
3.375%	10/15/26	1,012	1,004,095
4.500%	03/15/45	321	323,356
Sunoco Logistics Partners Operations LP,
Gtd. Notes
4.000%	10/01/27	925	921,526
5.400%	10/01/47	1,317	1,339,670
TransCanada PipeLines Ltd. (Canada),
Sr. Unsec’d. Notes
3.125%	01/15/19	788	799,844
4.625%	03/01/34	1,050	1,148,505
Western Gas Partners LP,
Sr. Unsec’d. Notes
2.600%	08/15/18	700	703,180
4.000%	07/01/22	1,214	1,254,372
5.375%	06/01/21	1,695	1,815,256
5.450%	04/01/44(a)	1,200	1,270,707
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes
3.700%	01/15/23	438	435,810
4.550%	06/24/24	860	890,100
5.750%	06/24/44(a)	1,000	1,057,500
Williams Partners LP,
Sr. Unsec’d. Notes
3.350%	08/15/22	1,786	1,812,801

A547

AST FI PYRAMIS® QUANTITATIVE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Pipelines (cont’d.)
4.300%	03/04/24		710	$748,995
5.100%	09/15/45		500	525,546

				34,225,519

Real Estate — 0.0%
American Campus Communities Operating Partnership LP,
Gtd. Notes
3.350%	10/01/20		780	798,452
Post Apartment Homes LP,
Sr. Unsec’d. Notes
3.375%	12/01/22		1,000	1,022,999

				1,821,451

Real Estate Investment Trusts (REITs) — 0.7%
Alexandria Real Estate Equities, Inc.,
Gtd. Notes
2.750%	01/15/20		224	226,222
AvalonBay Communities, Inc.,
Sr. Unsec’d. Notes, GMTN
3.625%	10/01/20		1,370	1,425,255
Boston Properties LP,
Sr. Unsec’d. Notes
3.850%	02/01/23		1,190	1,256,239
Brandywine Operating Partnership LP,
Gtd. Notes
3.950%	02/15/23		1,185	1,203,142
4.550%	10/01/29		450	455,442
Brixmor Operating Partnership LP,
Sr. Unsec’d. Notes
3.850%	02/01/25		710	710,476
3.875%	08/15/22		437	450,244
4.125%	06/15/26		608	613,077
Camden Property Trust,
Sr. Unsec’d. Notes
4.250%	01/15/24		929	983,315
Corporate Office Properties LP,
Gtd. Notes
3.600%	05/15/23		1,533	1,539,347
3.700%	06/15/21		920	943,311
DDR Corp.,
Sr. Unsec’d. Notes
3.500%	01/15/21		1,500	1,522,242
3.625%	02/01/25		689	669,826
3.900%	08/15/24	(a)	226	227,668
4.250%	02/01/26		450	451,332
4.625%	07/15/22		616	652,858
Digital Realty Trust LP,
Gtd. Notes
2.750%	02/01/23		879	875,117
3.400%	10/01/20		780	804,355
3.700%	08/15/27		922	930,653
3.950%	07/01/22		715	753,884
Duke Realty LP,
Gtd. Notes
3.875%	02/15/21		940	979,616
ERP Operating LP,
Sr. Unsec’d. Notes
2.375%	07/01/19		710	715,757
4.500%	07/01/44		210	224,671

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Real Estate Investment Trusts (REITs) (cont’d.)
Federal Realty Investment Trust,
Sr. Unsec’d. Notes
3.625%	08/01/46		100	$90,370
HCP, Inc.,
Sr. Unsec’d. Notes
3.875%	08/15/24		750	769,892
Healthcare Trust of America Holdings LP,
Gtd. Notes
2.950%	07/01/22		1,537	1,547,146
Hudson Pacific Properties LP,
Gtd. Notes
3.950%	11/01/27		735	732,274
Kimco Realty Corp.,
Sr. Unsec’d. Notes
3.200%	05/01/21		710	724,196
3.300%	02/01/25		2,258	2,256,775
Lexington Realty Trust,
Gtd. Notes
4.400%	06/15/24		513	516,508
Liberty Property LP,
Sr. Unsec’d. Notes
4.400%	02/15/24		940	1,001,821
Mack-Cali Realty LP,
Sr. Unsec’d. Notes
4.500%	04/18/22		1,500	1,543,090
Omega Healthcare Investors, Inc.,
Gtd. Notes
4.375%	08/01/23		434	447,347
4.500%	01/15/25		490	497,227
4.500%	04/01/27	(a)	1,150	1,149,311
4.750%	01/15/28	(a)	500	501,988
4.950%	04/01/24		481	504,228
5.250%	01/15/26		1,085	1,145,702
Regency Centers LP,
Gtd. Notes
3.750%	06/15/24		710	725,216
Select Income REIT,
Sr. Unsec’d. Notes
2.850%	02/01/18		708	709,614
Simon Property Group LP,
Sr. Unsec’d. Notes
2.350%	01/30/22		585	583,946
2.625%	06/15/22		752	755,037
4.750%	03/15/42		393	426,418
Tanger Properties LP,
Sr. Unsec’d. Notes
3.750%	12/01/24		790	792,035
Ventas Realty LP,
Gtd. Notes
4.125%	01/15/26		84	87,485
4.375%	02/01/45		251	248,251
Ventas Realty LP/Ventas Capital Corp.,
Gtd. Notes
3.250%	08/15/22		990	1,007,038

				37,376,964

A548

AST FI PYRAMIS® QUANTITATIVE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Retail — 0.3%
AutoZone, Inc.,
Sr. Unsec’d. Notes
3.700%	04/15/22	2,066	$2,151,727
CVS Health Corp.,
Sr. Unsec’d. Notes
1.900%	07/20/18	960	962,300
2.125%	06/01/21	675	668,758
2.800%	07/20/20	393	399,775
3.500%	07/20/22	800	832,222
4.875%	07/20/35	1,500	1,662,765
5.125%	07/20/45	408	469,222
Home Depot, Inc. (The),
Sr. Unsec’d. Notes
4.400%	03/15/45	150	165,128
5.875%	12/16/36	336	436,433
McDonald’s Corp.,
Sr. Unsec’d. Notes, MTN
2.625%	01/15/22	681	685,903
2.750%	12/09/20	639	651,077
3.700%	01/30/26	522	543,862
4.700%	12/09/35	365	402,380
4.875%	12/09/45	823	926,442
6.300%	03/01/38	788	1,030,758
TJX Cos., Inc. (The),
Sr. Unsec’d. Notes
2.750%	06/15/21	721	736,059

			12,724,811

Semiconductors — 0.0%
Applied Materials, Inc.,
Sr. Unsec’d. Notes
4.350%	04/01/47	400	428,044
Intel Corp.,
Sr. Unsec’d. Notes
4.250%	12/15/42	437	469,930
NVIDIA Corp.,
Sr. Unsec’d. Notes
2.200%	09/16/21	920	915,404

			1,813,378

Software — 0.1%
Microsoft Corp.,
Sr. Unsec’d. Notes
3.450%	08/08/36	250	251,807
3.700%	08/08/46	300	302,532
4.200%	11/03/35	300	333,524
4.450%	11/03/45	235	264,660
4.750%	11/03/55	117	138,759
4.875%	12/15/43	385	449,084
Oracle Corp.,
Sr. Unsec’d. Notes
4.000%	07/15/46	100	103,471
5.375%	07/15/40	215	266,904

			2,110,741

Telecommunications — 0.5%
AT&T, Inc.,
Sr. Unsec’d. Notes
2.300%	03/11/19	1,310	1,316,830

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Telecommunications (cont’d.)
2.450%	06/30/20	960	$966,843
2.800%	02/17/21	420	425,002
3.000%	06/30/22	720	727,010
3.400%	08/14/24	900	901,402
3.400%	05/15/25	1,000	986,401
4.125%	02/17/26	1,250	1,282,609
4.500%	05/15/35	905	893,495
4.750%	05/15/46	1,000	961,691
5.150%	03/15/42	250	252,667
5.150%	02/14/50	820	823,993
5.550%	08/15/41	2,108	2,272,597
British Telecommunications PLC (United Kingdom),
Sr. Unsec’d. Notes
2.350%	02/14/19	1,420	1,429,388
Cisco Systems, Inc.,
Sr. Unsec’d. Notes
1.850%	09/20/21	700	692,652
5.500%	01/15/40	370	462,608
Rogers Communications, Inc. (Canada),
Gtd. Notes
4.100%	10/01/23	914	972,698
Telefonica Emisiones SAU (Spain),
Gtd. Notes
5.213%	03/08/47	600	660,321
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
1.750%	08/15/21	1,140	1,115,884
4.500%	09/15/20	2,171	2,329,120
4.862%	08/21/46	2,638	2,674,048
5.012%	08/21/54	1,171	1,174,419

			23,321,678

Transportation — 0.0%
Burlington Northern Santa Fe LLC,
Sr. Unsec’d. Notes
4.150%	04/01/45	400	424,394
CSX Corp.,
Sr. Unsec’d. Notes
3.950%	05/01/50	100	94,683
4.100%	03/15/44	447	446,996
FedEx Corp.,
Gtd. Notes
4.400%	01/15/47	300	311,858

			1,277,931

Trucking & Leasing — 0.0%
DAE Funding LLC (United Arab Emirates),
Gtd. Notes, 144A
4.000%	08/01/20	30	30,600

TOTAL CORPORATE BONDS
(cost $531,625,704)			544,753,498

FOREIGN GOVERNMENT BONDS — 0.2%
Chile Government International Bond (Chile),
Sr. Unsec’d. Notes
3.860%	06/21/47	325	330,688
Colombia Government International Bond (Colombia),
Sr. Unsec’d. Notes
3.875%	04/25/27	1,036	1,052,576

A549

AST FI PYRAMIS® QUANTITATIVE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
FOREIGN GOVERNMENT BONDS (Continued)
5.000%	06/15/45	950	$977,313
Japan Bank for International Cooperation (Japan),
Gov’t. Gtd. Notes
1.500%	07/21/21	920	895,815
Mexico Government International Bond (Mexico),
Sr. Unsec’d. Notes
4.350%	01/15/47	1,150	1,118,375
Sr. Unsec’d. Notes, MTN
4.750%	03/08/44	884	910,962
5.550%	01/21/45	250	287,375
Panama Government International Bond (Panama),
Sr. Unsec’d. Notes
4.500%	05/15/47	250	263,749
Peruvian Government International Bond (Peru),
Sr. Unsec’d. Notes
5.625%	11/18/50	211	266,388
Province of Ontario (Canada),
Sr. Unsec’d. Notes
2.400%	02/08/22	1,560	1,572,863
Province of Quebec (Canada),
Sr. Unsec’d. Notes
2.375%	01/31/22	904	911,418
Uruguay Government International Bond (Uruguay),
Sr. Unsec’d. Notes
5.100%	06/18/50	400	422,000

TOTAL FOREIGN GOVERNMENT BONDS
(cost $8,899,594)			9,009,522

MUNICIPAL BONDS — 0.2%
California — 0.1%
Bay Area Toll Authority,
Revenue Bonds, BABs
6.263%	04/01/49	500	717,189
State of California,
General Obligation Unlimited, BABs
7.550%	04/01/39	1,530	2,352,833

			3,070,022

Illinois — 0.0%
State of Illinois,
General Obligation Unlimited
5.877%	03/01/19	1,370	1,421,718

New York — 0.1%
Metropolitan Transportation Authority,
Revenue Bonds, BABs
6.668%	11/15/39	1,095	1,512,425
New York City Transitional Finance Authority Future Tax Secured Revenue,
Revenue Bonds
2.850%	02/01/24	745	743,257
Revenue Bonds, BABs
5.508%	08/01/37	200	250,885
New York City Water & Sewer System,
Revenue Bonds, BABs
6.011%	06/15/42	350	477,908
New York State Urban Development Corp.,
Revenue Bonds
2.670%	03/15/23	615	615,806

Interest Rate	Maturity Date	Principal Amount (000)#	Value
MUNICIPAL BONDS (Continued)
New York (cont’d.)
Port Authority of New York & New Jersey,
Revenue Bonds
5.647%	11/01/40	200	$257,746

			3,858,027

Ohio — 0.0%
American Municipal Power, Inc.,
Revenue Bonds, BABs
8.084%	02/15/50	1,045	1,728,127

TOTAL MUNICIPAL BONDS
(cost $9,516,161)			10,077,894

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 1.0%
Banc of America Funding Corp.,
Series 2015-R3, Class 10A1, 1 Month LIBOR + 0.140%, 144A
1.374%(c)	06/27/36	1,592	1,552,302
Banc of America Funding Trust,
Series 2010-R3, Class 1A1, 144A
3.459%(cc)	12/26/35	214	216,840
BCAP LLC Trust,
Series 2010-RR2, Class 5A2, 144A
5.000%(cc)	12/26/36	344	351,647
Series 2010-RR11, Class 6A1, 144A
3.302%(cc)	03/27/36	1,280	1,277,381
Series 2012-RR5, Class 8A5, 144A
1.431%(cc)	07/26/36	232	223,802
Citigroup Mortgage Loan Trust,
Series 2009-5, Class 5A1, 144A
3.605%(cc)	01/25/37	220	225,529
Series 2014-8, Class 2A1, 144A
3.450%(cc)	06/27/37	1,809	1,798,821
Credit Suisse Mortgage Capital Certificates,
Series 2011-2R, Class 2A1, 144A
3.328%(cc)	07/27/36	83	82,794
CSMC Trust,
Series 2009-5R, Class 2A2, 144A
3.323%(cc)	07/26/49	106	106,785
Series 2010-9R, Class 2A5, 144A
4.000%	02/27/38	457	467,231
Series 2014-3R, Class 2A1, 1 Month LIBOR + 0.700%, 144A
1.934%(c)	05/27/37	664	636,741
Series 2015-1R, Class 6A1, 1 Month LIBOR + 0.280%, 144A
1.514%(c)	05/27/37	1,276	1,222,560
Fannie Mae REMICS,
Series 2005-47, Class SW, IO, 1 Month LIBOR x Factor + 6.720%
5.483%(c)	06/25/35	2,542	457,439
Series 2005-79, Class ZC
5.900%	09/25/35	96	109,532
Series 2006-116, Class SG, IO, 1 Month LIBOR x Factor + 6.640%
5.403%(c)	12/25/36	2,123	411,316
Series 2007-40, Class SE, IO, 1 Month LIBOR x Factor + 6.440%
5.203%(c)	05/25/37	1,183	185,365
Series 2010-95, Class ZC
5.000%	09/25/40	950	1,048,459

A550

AST FI PYRAMIS® QUANTITATIVE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED
SECURITIES (Continued)
Series 2010-150, Class ZC
4.750%	01/25/41	447	$490,125
Series 2011-4, Class PZ
5.000%	02/25/41	195	204,216
Series 2011-110, Class SA, IO, 1 Month LIBOR x Factor + 6.610%
5.373%(c)	04/25/41	296	43,226
Series 2011-112, Class SA, IO, 1 Month LIBOR x Factor + 6.550%
5.313%(c)	11/25/41	285	51,274
Series 2011-123, Class SD, IO, 1 Month LIBOR x Factor + 6.600%
5.363%(c)	08/25/39	252	34,403
Series 2012-9, Class SH, IO, 1 Month LIBOR x Factor + 6.550%
5.313%(c)	06/25/41	226	32,804
Series 2012-14, Class JS, IO, 1 Month LIBOR x Factor + 6.650%
5.413%(c)	12/25/30	167	22,900
Series 2012-47, Class SD, IO, 1 Month LIBOR x Factor + 6.450%
5.213%(c)	05/25/42	605	113,982
Series 2012-67, Class AI, IO
4.500%	07/25/27	853	88,628
Series 2012-100, Class WI, IO
3.000%	09/25/27	450	44,190
Series 2013-51, Class GI, IO
3.000%	10/25/32	389	41,683
Series 2013-133, Class IB, IO
3.000%	04/25/32	314	31,661
Series 2013-134, Class SA, IO, 1 Month LIBOR x Factor + 6.050%
4.813%(c)	01/25/44	109	17,082
Series 2015-28, Class JE
3.000%	05/25/45	1,257	1,281,891
Series 2015-28, Class P
2.500%	05/25/45	1,861	1,869,379
Series 2015-42, Class IL, IO
6.000%	06/25/45	686	163,390
Series 2015-42, Class LS, IO, 1 Month LIBOR x Factor + 6.200%
4.963%(c)	06/25/45	605	98,474
Series 2015-70, Class JC
3.000%	10/25/45	1,020	1,038,185
Series 2016-19, Class AH
3.000%	04/25/46	1,435	1,452,408
Series 2016-78, Class CS, IO, 1 Month LIBOR x Factor + 6.100%
4.863%(c)	05/25/39	1,331	219,611
Series 2017-30, Class AI, IO
5.500%	05/25/47	378	81,262
FirstKey Mortgage Trust,
Series 2015-1, Class A9, 144A
3.000%(cc)	03/25/45	1,007	1,017,848
Freddie Mac REMICS,
Series 2933, Class ZM
5.750%	02/15/35	258	280,913
Series 2935, Class ZK
5.500%	02/15/35	596	651,343
Series 2996, Class ZD
5.500%	06/15/35	202	225,144
Series 3115, Class SM, IO, 1 Month LIBOR x Factor + 6.600%
5.366%(c)	02/15/36	1,818	305,770
Series 3237, Class C
5.500%	11/15/36	291	322,519
Series 3871, Class KB
5.500%	06/15/41	353	394,443

Interest Rate	Maturity Date	Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED
SECURITIES (Continued)
Series 3955, Class GS, IO, 1 Month LIBOR x Factor + 5.950%
4.716%(c)	09/15/41	206	$32,969
Series 3955, Class YI, IO
3.000%	11/15/21	290	12,521
Series 4055, Class BI, IO
3.500%	05/15/31	287	26,922
Series 4149, Class IO, IO
3.000%	01/15/33	167	24,015
Series 4314, Class AI, IO
5.000%	03/15/34	109	12,180
Series 4386, Class AZ
4.500%	11/15/40	1,021	1,108,674
Series 4427, Class LI, IO
3.500%	02/15/34	495	60,317
Series 4471, Class PA
4.000%	12/15/40	1,333	1,390,212
Series 4683, Class LM
3.000%	05/15/47	568	581,312
Government National Mortgage Assoc.,
Series 2010-116, Class QB
4.000%	09/16/40	1,719	1,825,937
Series 2010-160, Class DY
4.000%	12/20/40	1,023	1,091,660
Series 2010-170, Class B
4.000%	12/20/40	231	243,504
Series 2011-94, Class SA, IO, 1 Month LIBOR x Factor + 6.100%
4.864%(c)	07/20/41	134	20,863
Series 2011-H05, Class FB, 1 Month LIBOR + 0.500%
1.731%(c)	12/20/60	1,203	1,201,036
Series 2012-H21, Class DF, 1 Month LIBOR + 0.650%
1.881%(c)	05/20/61	295	295,567
Series 2013-124, Class ES, 1 Month LIBOR x Factor + 8.667%
7.019%(c)	04/20/39	422	439,258
Series 2013-124, Class ST, 1 Month LIBOR x Factor + 8.800%
7.152%(c)	08/20/39	1,010	1,070,462
Series 2013-149, Class MA
2.500%	05/20/40	1,229	1,230,745
Series 2015-H13, Class FL, 1 Month LIBOR + 0.280%
1.511%(c)	05/20/63	699	699,267
Series 2015-H13, Class HA
2.500%	08/20/64	4,027	4,050,054
Series 2015-H17, Class HA
2.500%	05/20/65	3,052	3,070,201
Series 2016-H20, Class FM, 1 Month LIBOR + 0.400%
1.631%(c)	12/20/62	1,129	1,129,410
Series 2017-H06, Class FA, 1 Year U.S. Treasury Yield
Curve Rate T-Note Constant Maturity + 0.350%
1.580%(c)	08/20/66	2,082	2,088,283
JPMorgan Resecuritization Trust,
Series 2012-2, Class 6A1, 1 Month LIBOR + 0.210%, 144A
1.437%(c)	06/21/36	463	457,985
Morgan Stanley Re-REMIC Trust,
Series 2010-R6, Class 1A, 144A
3.118%(cc)	02/26/37	512	513,135
Mortgage Repurchase Agreement Financing Trust,
Series 2016-5, Class A, 1 Month LIBOR + 1.170%, 144A
2.405%(c)	06/10/19	3,720	3,719,981

A551

AST FI PYRAMIS® QUANTITATIVE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Nomura Resecuritization Trust,
Series 2011-3RA, Class 2A1, 144A
3.418%(cc)	03/26/37	179	$179,963
RBSSP Resecuritization Trust,
Series 2010-2, Class 11A1, 144A
3.166%(cc)	07/26/45	654	660,177
Seasoned Credit Risk Transfer Trust,
Series 2017-1, Class MA
3.000%	01/25/56	1,013	1,021,600
Thornburg Mortgage Securities Trust,
Series 2003-4, Class A1, 1 Month LIBOR + 0.640%
1.877%(c)	09/25/43	1,101	1,063,722
WaMu Mortgage Pass-Through Certificates Trust,
Series 2002-S8, Class 2A2
5.250%	01/25/18	231	229,430
Wells Fargo Mortgage Loan Trust,
Series 2011-RR4, Class 1A1, 144A
3.409%(cc)	06/27/36	104	104,202
Series 2011-RR4, Class 2A1, 144A
3.422%(cc)	06/27/36	141	141,891
Wells Fargo Mortgage-Backed Securities Trust,
Series 2005-AR10, Class 2A15
3.296%(cc)	06/25/35	1,405	1,441,618

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES
(cost $52,615,866)			52,232,371

U.S. GOVERNMENT AGENCY OBLIGATIONS — 5.7%
Federal Home Loan Mortgage Corp.
1.250%	10/02/19	919	913,736
2.375%	01/13/22	1,518	1,544,934
2.500%	07/01/31	566	570,455
3.000%	02/01/32	200	205,824
3.000%	03/01/32	2,604	2,679,024
3.000%	12/01/42	15	14,882
3.000%	01/01/43	17	17,205
3.000%	10/01/43	7,674	7,746,000
3.000%	06/01/45	1,546	1,554,567
3.000%	02/01/46	93	93,439
3.000%	04/01/46	149	149,762
3.000%	04/01/46	144	144,806
3.000%	05/01/46	2,043	2,054,902
3.000%	05/01/46	322	324,210
3.000%	06/01/46	2,022	2,033,522
3.000%	07/01/46	234	235,106
3.000%	07/01/46	143	143,165
3.000%	08/01/46	925	929,033
3.000%	10/01/46	24	23,848
3.000%	11/01/46	1,233	1,238,548
3.000%	11/01/46	490	492,004
3.000%	12/01/46	439	440,833
3.000%	04/01/47	894	898,528
Federal Home Loan Mortgage Corp., 12 Month LIBOR + 1.750%
3.249%(c)	07/01/41	975	1,015,786
3.414%(c)	12/01/40	543	565,833
Federal Home Loan Mortgage Corp.
3.500%	03/01/32	3,153	3,295,092

Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
3.500%	07/01/32	832	$870,025
3.500%	02/01/34	1,978	2,068,570
3.500%	04/01/43	2,968	3,076,526
3.500%	06/01/45	3,123	3,231,635
3.500%	06/01/45	510	527,417
3.500%	10/01/45	693	718,039
3.500%	12/01/45	621	643,400
3.500%	04/01/46	2,929	3,035,497
3.500%	04/01/46	1,372	1,419,872
3.500%	05/01/46	2,976	3,090,292
3.500%	05/01/46	616	638,589
3.500%	08/01/47	2,742	2,837,190
3.500%	TBA(tt)	8,100	8,354,078
Federal Home Loan Mortgage Corp., 12 Month LIBOR + 1.879%
3.545%(c)	10/01/42	397	416,873
Federal Home Loan Mortgage Corp.
4.000%	02/01/42	1,114	1,178,039
4.000%	07/01/42	2,348	2,482,013
4.000%	11/01/42	1,427	1,508,229
4.000%	09/01/43	812	858,337
4.000%	10/01/43	117	124,606
4.000%	11/01/43	8,576	9,147,693
4.000%	06/01/45	1,913	2,023,265
4.000%	12/01/45	1,287	1,357,612
4.000%	04/01/46	784	825,517
4.500%	03/01/41	101	108,285
4.500%	04/01/41	164	176,807
4.500%	01/01/42	136	146,553
6.250%	07/15/32	400	562,407
Federal National Mortgage Assoc.
1.125%	10/19/18	2,072	2,065,521
1.250%	08/17/21	1,667	1,631,176
1.500%	11/30/20	3,943	3,916,570
1.750%	11/26/19	713	715,709
1.875%	04/05/22	8,487	8,467,692
2.125%	04/24/26	150	146,444
2.500%	12/01/27	36	36,445
2.500%	01/01/33	708	707,402
2.500%	01/01/33	861	860,232
2.500%	01/01/33	844	843,517
2.500%	01/01/33	578	577,055
2.500%	TBA(tt)	5,710	5,748,810
2.500%	TBA(tt)	2,700	2,718,352
Federal National Mortgage Assoc., 12 Month LIBOR + 1.818%
2.688%(c)	02/01/42	327	339,185
Federal National Mortgage Assoc., 12 Month LIBOR + 1.800%
2.745%(c)	01/01/42	436	451,736
Federal National Mortgage Assoc.
3.000%	08/01/27	58	59,897
3.000%	08/01/27	53	54,225
3.000%	10/01/27	183	187,911
3.000%	11/01/27	65	67,176
3.000%	12/01/27	92	94,894
3.000%	01/01/28	86	88,709
3.000%	02/01/28	80	81,984
3.000%	03/01/28	89	91,444
3.000%	04/01/28	80	82,093

A552

AST FI PYRAMIS® QUANTITATIVE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
3.000%	05/01/28	89	$91,733
3.000%	06/01/28	87	89,031
3.000%	07/01/28	78	79,815
3.000%	08/01/28	91	93,592
3.000%	09/01/28	99	101,132
3.000%	10/01/28	176	181,082
3.000%	10/01/28	283	291,575
3.000%	10/01/28	97	99,935
3.000%	10/01/28	244	251,532
3.000%	11/01/28	207	213,427
3.000%	01/01/29	327	337,816
3.000%	01/01/29	92	94,494
3.000%	02/01/29	186	191,842
3.000%	03/01/29	86	87,829
3.000%	02/01/32	194	199,920
3.000%	02/01/32	168	172,461
3.000%	02/01/32	240	247,132
3.000%	03/01/32	174	179,037
3.000%	03/01/32	754	776,301
3.000%	03/01/32	346	356,494
3.000%	03/01/32	332	342,057
3.000%	05/01/32	272	280,778
3.000%	06/01/32	188	193,684
3.000%	06/01/32	2,437	2,509,448
3.000%	07/01/32	295	303,708
3.000%	07/01/32	1,182	1,219,162
3.000%	08/01/32	405	418,801
3.000%	09/01/32	107	110,016
3.000%	09/01/32	193	198,864
3.000%	09/01/32	90	92,812
3.000%	09/01/32	1,359	1,398,896
3.000%	09/01/42	1,065	1,074,139
3.000%	10/01/42	1,501	1,514,308
3.000%	10/01/42	801	808,430
3.000%	11/01/42	1,630	1,644,352
3.000%	12/01/42	547	551,763
3.000%	01/01/43	2,461	2,482,605
3.000%	07/01/43	324	326,305
3.000%	07/01/46	3,336	3,354,889
3.000%	12/01/46	10,679	10,721,616
3.000%	01/01/47	692	695,241
3.000%	TBA(tt)	2,400	2,466,000
3.000%	TBA(tt)	6,000	6,165,000
3.000%	TBA(tt)	4,850	4,865,914
Federal National Mortgage Assoc., 12 Month LIBOR + 1.809%
3.444%(c)	12/01/40	552	576,563
Federal National Mortgage Assoc.
3.500%	01/01/29	273	284,051
3.500%	10/01/30	391	409,317
3.500%	10/01/30	295	308,834
3.500%	11/01/30	977	1,022,840
3.500%	11/01/31	500	521,081
3.500%	07/01/32	197	206,003
3.500%	08/01/33	264	275,543
3.500%	07/01/43	619	640,042
3.500%	08/01/43	37	37,796
3.500%	12/01/45	373	386,091
3.500%	11/01/46	183	189,100

Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
3.500%	10/01/56	1,940	$2,002,499
3.500%	TBA(tt)	10,100	10,412,074
4.000%	11/01/31	138	147,235
4.000%	05/01/37	2,408	2,552,570
4.000%	11/01/40	491	521,811
4.000%	10/01/45	4,864	5,164,704
4.000%	12/01/45	596	632,821
4.000%	03/01/46	2,008	2,131,427
4.000%	TBA(tt)	8,700	8,968,816
4.000%	TBA(tt)	5,500	5,790,898
4.500%	07/01/25	1,226	1,291,633
4.500%	07/01/39	10	10,880
4.500%	11/01/39	93	100,174
4.500%	12/01/39	1,553	1,676,889
4.500%	11/01/40	161	174,775
4.500%	12/01/40	15	16,560
4.500%	12/01/40	90	97,692
4.500%	03/01/41	34	36,783
4.500%	04/01/41	68	73,182
4.500%	05/01/41	24	26,220
4.500%	05/01/41	85	91,436
4.500%	07/01/41	31	33,549
4.500%	08/01/41	12	13,391
4.500%	08/01/41	286	310,601
4.500%	09/01/41	23	25,211
4.500%	10/01/41	83	89,984
4.500%	01/01/42	239	257,386
4.500%	02/01/42	35	37,322
4.500%	03/01/42	61	65,884
4.500%	05/01/42	447	480,979
4.500%	06/01/42	81	86,902
4.500%	07/01/42	51	55,885
4.500%	09/01/42	1,097	1,190,698
4.500%	10/01/42	321	347,696
4.500%	10/01/42	141	151,457
4.500%	10/01/42	376	404,059
4.500%	08/01/44	141	151,772
4.500%	10/01/44	275	298,578
4.500%	06/01/46	150	161,605
4.500%	10/01/46	76	81,957
4.500%	11/01/46	90	97,998
4.500%	12/01/46	132	142,542
4.500%	01/01/47	94	101,848
4.500%	01/01/47	104	112,338
4.500%	02/01/47	104	112,106
4.500%	08/01/56	713	773,095
4.500%	TBA(tt)	1,200	1,288,125
5.000%	03/01/23	185	202,244
5.000%	09/01/25	465	506,642
5.000%	05/01/35	3	3,772
5.000%	06/01/39	8,065	8,880,962
5.000%	03/01/44	280	305,900
5.000%	06/01/44	100	109,324
5.000%	02/01/47	993	1,085,166
5.000%	08/01/56	660	732,996
5.243%	08/01/41	224	246,403
5.500%	11/01/29	91	100,773
5.500%	04/01/34	1,032	1,155,968

A553

AST FI PYRAMIS® QUANTITATIVE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
5.500%	08/01/35	890	$997,179
5.500%	04/01/39	812	916,433
5.625%	07/15/37	299	413,401
6.000%	07/01/39	372	418,182
6.415%	02/01/39	334	362,246
6.500%	10/01/37	1,032	1,179,839
6.500%	08/01/39	1,779	2,063,220
6.625%	11/15/30	150	212,308
7.250%	05/15/30	959	1,414,960
Government National Mortgage Assoc.
3.000%	06/20/42	502	511,002
3.000%	01/20/43	613	626,345
3.000%	08/20/45	504	511,826
3.000%	04/20/46	187	189,891
3.000%	07/20/46	195	198,605
3.000%	08/20/46	159	161,464
3.000%	08/20/46	88	89,392
3.000%	09/20/46	1,088	1,104,573
3.000%	09/20/46	594	605,493
3.000%	09/20/46	1,529	1,555,725
3.000%	10/20/46	482	489,308
3.000%	12/20/46	3,312	3,362,132
3.500%	11/20/41	1,506	1,571,276
3.500%	12/20/41	1,832	1,912,601
3.500%	02/20/43	2,702	2,824,107
3.500%	05/20/43	1,291	1,349,101
3.500%	02/20/46	49	51,584
3.500%	04/20/46	46	47,925
3.500%	04/20/46	93	97,147
3.500%	04/20/46	97	101,184
3.500%	05/20/46	45	46,965
3.500%	05/20/46	93	97,755
3.500%	05/20/46	717	749,421
3.500%	05/20/46	455	475,407
3.500%	05/20/46	337	351,917
3.500%	05/20/46	111	116,520
3.500%	05/20/46	95	99,918
3.500%	05/20/46	75	78,173
3.500%	05/20/46	474	495,164
3.500%	05/20/46	83	86,634
3.500%	05/20/46	112	116,861
3.500%	05/20/46	136	142,868
3.500%	05/20/46	133	138,996
3.500%	05/20/46	47	49,263
3.500%	05/20/46	148	154,895
3.500%	05/20/46	43	45,210
3.500%	05/20/46	36	37,863
3.500%	05/20/46	59	62,005
3.500%	05/20/46	60	62,549
3.500%	05/20/46	27	28,196
3.500%	05/20/46	84	88,113
3.500%	05/20/46	169	177,551
3.500%	05/20/46	208	217,652
3.500%	05/20/46	467	489,181
3.500%	06/20/46	38	39,615
3.500%	06/20/46	32	33,563
3.500%	06/20/46	140	146,961

Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
3.500%	06/20/46	597	$624,039
3.500%	06/20/46	93	96,919
3.500%	06/20/46	47	49,269
3.500%	06/20/46	44	46,050
3.500%	06/20/46	1,748	1,827,519
3.500%	06/20/46	597	624,889
3.500%	06/20/46	384	400,829
3.500%	06/20/46	150	156,736
3.500%	06/20/46	73	76,912
3.500%	TBA(tt)	5,100	5,300,813
4.000%	10/20/40	181	192,483
4.000%	11/20/40	2,099	2,221,986
4.000%	01/20/41	1,886	2,002,330
4.000%	02/20/41	35	37,616
4.000%	03/20/41	740	784,473
4.000%	10/20/41	573	607,502
4.000%	05/20/42	157	165,921
4.000%	08/20/44	49	51,797
4.000%	10/20/44	356	377,460
4.000%	11/20/44	788	834,376
4.000%	12/20/44	20	21,211
4.000%	10/20/45	2,246	2,377,799
4.000%	01/15/47	149	157,227
4.000%	01/15/47	140	148,377
4.000%	01/20/47	1,902	2,006,037
4.500%	08/15/39	210	225,630
4.500%	09/15/39	922	989,664
4.500%	10/15/39	19	19,892
4.500%	10/15/39	66	71,233
4.500%	11/15/39	34	36,220
4.500%	11/15/39	62	66,663
4.500%	02/15/40	103	110,878
4.500%	03/15/40	126	135,112
4.500%	06/15/40	101	108,477
4.500%	06/15/40(k)	892	959,766
4.500%	07/15/40	9	9,436
4.500%	10/15/40	12	13,389
4.500%	08/20/41	1,626	1,748,404
5.000%	11/15/33	10	10,554
5.000%	05/15/34	275	302,108
5.000%	06/15/40(k)	146	160,531
5.000%	TBA(tt)	14,350	14,549,554
6.000%	05/15/40	842	949,624

Tennessee Valley Authority, Sr. Unsec’d. Notes
4.250%	09/15/65	420	478,076

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(cost $297,800,476)			297,746,461

U.S. TREASURY OBLIGATIONS — 12.7%
U.S. Treasury Bonds
2.250%	08/15/46	2,173	1,910,627
2.500%	02/15/45	1,335	1,245,096
2.500%	02/15/46	26,988	25,097,787
2.500%	05/15/46	1,215	1,129,001
2.750%	08/15/47	7,921	7,748,966
2.875%	05/15/43	1,450	1,461,555
2.875%	08/15/45	1,539	1,545,613

A554

AST FI PYRAMIS® QUANTITATIVE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. TREASURY OBLIGATIONS (Continued)
2.875%	11/15/46	1,597	$1,602,677
3.000%	11/15/44	1,892	1,949,130
3.000%	05/15/45	1,702	1,752,528
3.000%	11/15/45	6,988	7,188,086
3.000%	02/15/47(a)	11,214	11,535,089
3.000%	05/15/47	2,297	2,363,577
3.125%	02/15/42	871	921,083
3.125%	02/15/43	1,814	1,914,124
3.125%	08/15/44	2,056	2,169,000
3.375%	05/15/44	627	691,096
3.625%	08/15/43	1,280	1,468,900
3.625%	02/15/44	1,452	1,668,382
3.750%	08/15/41	1,350	1,578,551
3.750%	11/15/43	1,771	2,075,944
3.875%	08/15/40	2,066	2,456,603
4.250%	11/15/40	1,370	1,719,029
4.375%	02/15/38	1,206	1,532,562
4.375%	05/15/41	1,043	1,334,184
4.500%	02/15/36(a)	27,404	35,249,466
4.625%	02/15/40	14,114	18,575,899
4.750%	02/15/41	1,450	1,947,928
5.000%	05/15/37	7,789	10,645,981
5.250%	11/15/28	897	1,150,998
5.250%	02/15/29	25	32,198
6.125%	11/15/27	651	875,824
7.875%	02/15/21	2,677	3,217,524
U.S. Treasury Notes
0.750%	07/15/19	4,113	4,061,748
0.875%	03/31/18	19,716	19,680,528
0.875%	10/15/18	5,768	5,737,808
0.875%	06/15/19	1,360	1,346,878
0.875%	09/15/19	2,000	1,976,797
1.000%	10/15/19	3,036	3,006,114
1.000%	11/15/19	1,948	1,927,531
1.125%	01/31/19	3,626	3,612,119
1.125%	02/28/19	2,719	2,708,060
1.125%	02/28/21	2,567	2,516,863
1.125%	06/30/21	3,030	2,959,931
1.125%	08/31/21	2,171	2,116,047
1.125%	09/30/21	1,628	1,585,201
1.250%	11/30/18	6,494	6,483,346
1.250%	01/31/19	5,254	5,242,712
1.250%	04/30/19	3,396	3,386,183
1.250%	01/31/20	2,768	2,749,835
1.250%	10/31/21	2,075	2,028,637
1.375%	09/30/19	13,762	13,733,508
1.375%	12/15/19	2,604	2,595,964
1.375%	01/15/20	3,887	3,873,790
1.375%	02/15/20	2,375	2,365,444
1.375%	02/29/20	4,074	4,057,131
1.375%	03/31/20	23,828	23,717,237
1.375%	04/30/20	186	185,070
1.375%	09/15/20	16,258	16,145,591
1.375%	09/30/20	2,395	2,377,038
1.375%	10/31/20	1,656	1,642,286
1.375%	01/31/21	2,272	2,247,949
1.375%	04/30/21	2,534	2,501,929
1.375%	06/30/23	2,417	2,330,328
1.500%	12/31/18	1,545	1,546,690
1.500%	04/15/20	4,479	4,470,952

Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. TREASURY OBLIGATIONS (Continued)
1.500%	05/15/20	8,093	$8,076,877
1.500%	02/28/23	3,045	2,967,210
1.500%	08/15/26	1,896	1,775,352
1.625%	07/31/19	3,494	3,503,963
1.625%	12/31/19	4,585	4,595,209
1.625%	03/15/20	4,457	4,464,138
1.625%	11/15/22	1	984
1.625%	05/31/23	2,412	2,359,897
1.625%	10/31/23	1,741	1,697,407
1.625%	02/15/26	1,136	1,080,088
1.625%	05/15/26	3,333	3,161,782
1.750%	09/30/19	3,833	3,852,315
1.750%	11/30/21	2,860	2,849,882
1.750%	02/28/22	12,210	12,149,904
1.750%	03/31/22	1,289	1,281,699
1.750%	04/30/22	539	535,652
1.750%	05/15/22	1,261	1,253,804
1.750%	01/31/23	3,678	3,633,174
1.875%	01/31/22	2,685	2,686,363
1.875%	02/28/22	1,344	1,344,420
1.875%	03/31/22	2,357	2,356,263
1.875%	04/30/22	2,297	2,294,936
1.875%	07/31/22	2,952	2,945,543
1.875%	08/31/22	6,216	6,199,974
1.875%	09/30/22	11,316	11,288,594
2.000%	11/30/20	2,276	2,299,027
2.000%	11/15/21	3,009	3,032,273
2.000%	12/31/21	38,333	38,571,084
2.000%	11/30/22	2,867	2,872,040
2.000%	04/30/24	3,399	3,372,711
2.000%	02/15/25	4,789	4,723,525
2.000%	08/15/25	3,193	3,138,370
2.000%	11/15/26	1,174	1,144,444
2.125%	01/31/21	2,333	2,365,241
2.125%	06/30/22	31,888	32,194,424
2.125%	11/30/23	2,467	2,474,613
2.125%	02/29/24	1,176	1,176,965
2.125%	03/31/24	2,540	2,540,695
2.125%	09/30/24	13,431	13,395,324
2.125%	05/15/25(a)	38,079	37,832,082
2.250%	03/31/21	3,393	3,453,173
2.250%	12/31/23	1,375	1,387,837
2.250%	01/31/24	1,390	1,402,217
2.250%	11/15/24	2,418	2,429,901
2.250%	11/15/25	2,804	2,803,890
2.250%	02/15/27	35,935	35,717,425
2.250%	08/15/27(a)	7,333	7,283,158
2.375%	08/15/24	31,541	31,985,778
2.375%	05/15/27	2,432	2,442,070
2.500%	05/15/24	2,220	2,270,644
2.625%	11/15/20	3,072	3,162,360
2.750%	11/15/23	3,416	3,550,505
2.750%	02/15/24	2,337	2,427,194
3.625%	02/15/20	2,665	2,794,294
3.625%	02/15/21	2,638	2,805,142

TOTAL U.S. TREASURY OBLIGATIONS (cost $661,354,769)			660,076,089

A555

AST FI PYRAMIS® QUANTITATIVE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

			Value
TOTAL LONG-TERM INVESTMENTS (cost $4,224,117,706)			$4,565,997,787

		Shares

SHORT-TERM INVESTMENTS — 15.0%

AFFILIATED MUTUAL FUNDS — 14.7%
Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund(w)		496,091,658	496,091,658
Prudential Investment Portfolios 2 - Prudential Institutional Money Market Fund (cost $271,860,508; includes $271,595,680 of cash collateral for securities on loan)(b)(w)		271,833,325	271,860,508

TOTAL AFFILIATED MUTUAL FUNDS (cost $767,952,166)			767,952,166

Interest Rate	Maturity Date	Principal Amount (000)#
U.S. TREASURY OBLIGATIONS(k)(n) — 0.3%
U.S. Treasury Bills
0.011%	11/02/17	210	209,826
0.984%	11/30/17	70	69,887
1.021%	12/14/17	620	618,796
1.030%	12/07/17	290	289,476
1.032%	12/14/17	490	489,049
1.039%	12/14/17	10	9,981
1.058%	11/02/17	3,860	3,856,810
1.072%	12/28/17	1,860	1,855,291
1.084%	10/26/17	8,750	8,744,539
1.366%	10/12/17	140	139,964

TOTAL U.S. TREASURY OBLIGATIONS (cost $16,282,118)			16,283,619

TOTAL SHORT-TERM INVESTMENTS (cost $784,234,284)			784,235,785

TOTAL INVESTMENTS, BEFORE SECURITIES SOLD SHORT — 102.7% (cost $5,008,351,990)			5,350,233,572

U.S. GOVERNMENT AGENCY OBLIGATIONS - SHORT
Federal National Mortgage Assoc.
3.000%	TBA(tt)	(800)	(872,628)
3.000%	TBA(tt)	(3,500)	(3,511,484)
3.000%	TBA(tt)	(3,100)	(3,263,961)
3.500%	TBA(tt)	(500)	(520,703)
Government National Mortgage Assoc.
3.500%	TBA(tt)	(1,700)	(1,723,641)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS - SHORT (Continued)
4.000%	TBA(tt)	(200)	$(210,617)

TOTAL SECURITIES SOLD SHORT (proceeds received $10,083,887)			(10,103,034)

TOTAL INVESTMENTS, NET OF SECURITIES SOLD SHORT — 102.5% (cost $4,998,268,103)			5,340,130,538
Liabilities in excess of other assets(z) — (2.5)%			(131,941,644)

NET ASSETS — 100.0%			$5,208,188,894

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.

^	Indicates a Level 3 security. The aggregate value of Level 3 securities is $4,083,103 and 0.1% of net assets.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $265,601,897; cash collateral of $271,595,680 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.

(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at September 30, 2017.

(cc)	Variable rate instrument. The rate shown is based on the latest available information as of September 30, 2017. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.

(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.

(n)	Rate shown reflects yield to maturity at purchase date.

(p)	Interest rate not available as of September 30, 2017.

(r)	Principal amount is less than $500 par.

(tt)	All or partial principal amount represents “TBA” mortgage dollar rolls. The aggregate mortgage dollar roll principal amount of $64,910,000 is 1.2% of net assets.

(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund and Prudential Institutional Money Market Fund.

(z)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

A556

AST FI PYRAMIS® QUANTITATIVE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Futures contracts outstanding at September 30, 2017:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
21	10 Year U.S. Treasury Notes	Dec. 2017	$ 2,659,453	$ 2,631,563	$(27,890)
7	20 Year U.S. Treasury Bonds	Dec. 2017	1,082,320	1,069,688	(12,632)
1,028	Mini MSCI EAFE Index	Dec. 2017	100,205,991	101,689,760	1,483,769
952	Russell 2000 Mini Index	Dec. 2017	70,269,890	71,062,040	792,150
2,135	S&P 500 E-Mini Index	Dec. 2017	263,252,313	268,593,675	5,341,362

					7,576,759

Short Positions:
57	2 Year U.S. Treasury Notes	Dec. 2017	12,326,250	12,295,078	31,172
5	30 Year U.S. Ultra Treasury Bonds	Dec. 2017	839,047	825,625	13,422

					44,594

					$7,621,353

Securities with a combined market value of $16,363,280 have been segregated with Goldman Sachs & Co. to cover requirements for open futures contracts as of September 30, 2017.

A557

AST FI PYRAMIS® QUANTITATIVE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2017 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$1,488,435,646	$1,349,478,247	$—
Preferred Stocks	10,055,821	14,976,364	—
Rights	2,493	31,006	—
Unaffiliated Exchange Traded Fund	25,925,220	—	—
Asset-Backed Securities
Automobiles	—	7,765,811	—
Consumer Loans	—	328,923	—
Credit Cards	—	3,018,137	—
Home Equity Loans	—	2,097,457	—
Other	—	3,584,805	1,567,000
Residential Mortgage-Backed Securities	—	2,010,717	—
Bank Loans	—	46,926,234	2,516,103
Commercial Mortgage-Backed Securities	—	33,381,968	—
Corporate Bonds	—	544,753,498	—
Foreign Government Bonds	—	9,009,522	—
Municipal Bonds	—	10,077,894	—
Residential Mortgage-Backed Securities	—	52,232,371	—
U.S. Government Agency Obligations	—	297,746,461	—
U.S. Treasury Obligations	—	676,359,708	—
Affiliated Mutual Funds	767,952,166	—	—
U. S. Government Agency Obligations - Short	—	(10,103,034)	—
Other Financial Instruments*
Futures Contracts	7,621,353	—	—

Total	$2,299,992,699	$3,043,676,089	$4,083,103

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

A558

AST FQ ABSOLUTE RETURN CURRENCY PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

	Shares	Value

SHORT-TERM INVESTMENTS — 76.9%

UNAFFILIATED FUND — 17.1%
Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio (cost $1,526,462)	1,526,462	$1,526,462

Interest Rate	Maturity Date		Principal Amount (000)#

FOREIGN GOVERNMENT BOND(n) — 1.1%
Australia Government Bond, Sr. Unsec’d. Notes (Australia) (cost $100,336)
1.562%	01/21/18	AUD	125	99,194

FOREIGN TREASURY OBLIGATIONS(n) — 13.9%
Canadian Treasury Bills (Canada)
0.770%	12/28/17	CAD	450	359,766
German Treasury Bills (Germany)
0.770%	12/13/17	EUR	350	414,350
United Kingdom Treasury Bills (United Kingdom)
0.217%	01/15/18	GBP	350	468,598

TOTAL FOREIGN TREASURY OBLIGATIONS (cost $1,236,441)				1,242,714

Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. TREASURY OBLIGATIONS(n) — 44.8%
U.S. Treasury Bills
1.011%	11/16/17	1,500	$1,498,196
1.013%	10/12/17	1,500	1,499,615
1.112%	10/12/17	1,000	999,743

TOTAL U.S. TREASURY OBLIGATIONS (cost $3,997,382)			3,997,554

TOTAL INVESTMENTS — 76.9% (cost $6,860,621)			6,865,924
Other assets in excess of liabilities(z) — 23.1%			2,063,521

NET ASSETS — 100.0%			$8,929,445

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

#	Principal amount is shown in U.S. dollars unless otherwise stated.
(n)	Rate shown reflects yield to maturity at purchase date.
(z)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Forward foreign currency exchange contracts outstanding at September 30, 2017:

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)

OTC forward foreign currency exchange contracts:
Australian Dollar,
Expiring 12/20/17	Barclays Capital Group	AUD	938	$746,601	$734,848	$(11,753)
Expiring 12/20/17	Morgan Stanley	AUD	1,179	942,546	923,645	(18,901)
Expiring 12/20/17	Morgan Stanley	AUD	966	771,245	757,278	(13,967)
Expiring 12/20/17	Morgan Stanley	AUD	862	688,325	675,069	(13,256)
Expiring 12/20/17	Morgan Stanley	AUD	811	646,963	635,604	(11,359)
Expiring 12/20/17	Morgan Stanley	AUD	721	581,488	565,155	(16,333)
Expiring 12/20/17	Morgan Stanley	AUD	675	538,485	528,952	(9,533)
Expiring 12/20/17	Morgan Stanley	AUD	523	418,033	410,078	(7,955)
Expiring 12/20/17	Morgan Stanley	AUD	347	276,406	272,065	(4,341)
Expiring 12/20/17	Morgan Stanley	AUD	253	203,044	198,244	(4,800)
Expiring 12/20/17	Morgan Stanley	AUD	243	194,809	190,262	(4,547)
British Pound,
Expiring 12/20/17	Barclays Capital Group	GBP	3,430	4,485,205	4,608,078	122,873
Expiring 12/20/17	Barclays Capital Group	GBP	510	687,191	685,024	(2,167)
Expiring 12/20/17	Barclays Capital Group	GBP	192	258,769	258,256	(513)
Expiring 12/20/17	Barclays Capital Group	GBP	182	244,532	243,989	(543)
Expiring 12/20/17	Barclays Capital Group	GBP	116	157,761	155,909	(1,852)
Expiring 12/20/17	Morgan Stanley	GBP	367	485,239	492,656	7,417
Expiring 12/20/17	Morgan Stanley	GBP	239	324,426	321,441	(2,985)
Expiring 12/20/17	Morgan Stanley	GBP	136	180,241	182,811	2,570
Expiring 12/20/17	Morgan Stanley	GBP	77	104,659	103,382	(1,277)
Canadian Dollar,
Expiring 12/20/17	Barclays Capital Group	CAD	1,249	1,014,632	1,001,801	(12,831)
Expiring 12/20/17	Barclays Capital Group	CAD	1,096	887,759	878,899	(8,860)
Expiring 12/20/17	Barclays Capital Group	CAD	733	591,634	587,486	(4,148)
Expiring 12/20/17	Barclays Capital Group	CAD	724	584,023	580,187	(3,836)
Expiring 12/20/17	Morgan Stanley	CAD	1,376	1,135,954	1,103,006	(32,948)

A559

AST FQ ABSOLUTE RETURN CURRENCY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Forward foreign currency exchange contracts outstanding at September 30, 2017 (continued):
Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts (cont’d.):
Canadian Dollar (cont’d.),
Expiring 12/20/17	Morgan Stanley	CAD	1,016	$832,906	$814,468	$(18,438)
Expiring 12/20/17	Morgan Stanley	CAD	877	722,941	703,363	(19,578)
Expiring 12/20/17	Morgan Stanley	CAD	486	398,525	389,731	(8,794)
Expiring 12/20/17	Morgan Stanley	CAD	474	386,909	380,203	(6,706)
Expiring 12/20/17	Morgan Stanley	CAD	276	225,962	221,287	(4,675)
Euro,
Expiring 12/20/17	Barclays Capital Group	EUR	4,740	5,684,696	5,629,335	(55,361)
Expiring 12/20/17	Barclays Capital Group	EUR	110	129,638	130,087	449
Expiring 12/20/17	Morgan Stanley	EUR	2,391	2,868,133	2,839,876	(28,257)
Expiring 12/20/17	Morgan Stanley	EUR	199	239,917	236,286	(3,631)
Japanese Yen,
Expiring 12/20/17	Barclays Capital Group	JPY	700,083	6,473,877	6,248,020	(225,857)
Expiring 12/20/17	Barclays Capital Group	JPY	93,135	834,256	831,196	(3,060)
Expiring 12/20/17	Barclays Capital Group	JPY	84,692	762,380	755,847	(6,533)
Expiring 12/20/17	Barclays Capital Group	JPY	50,777	453,354	453,167	(187)
Expiring 12/20/17	Barclays Capital Group	JPY	31,748	282,690	283,342	652
Expiring 12/20/17	Morgan Stanley	JPY	145,775	1,347,645	1,300,996	(46,649)
Expiring 12/20/17	Morgan Stanley	JPY	67,522	626,668	602,608	(24,060)
Expiring 12/20/17	Morgan Stanley	JPY	58,570	526,437	522,718	(3,719)
Expiring 12/20/17	Morgan Stanley	JPY	21,202	192,424	189,217	(3,207)
New Zealand Dollar,
Expiring 12/20/17	Barclays Capital Group	NZD	1,062	767,633	766,038	(1,595)
Expiring 12/20/17	Barclays Capital Group	NZD	487	351,095	351,014	(81)
Expiring 12/20/17	Barclays Capital Group	NZD	328	235,246	236,379	1,133
Expiring 12/20/17	Morgan Stanley	NZD	14,912	10,755,328	10,753,236	(2,092)
Norwegian Krone,
Expiring 12/20/17	Barclays Capital Group	NOK	50,087	6,463,000	6,301,082	(161,918)
Expiring 12/20/17	Barclays Capital Group	NOK	1,123	143,849	141,266	(2,583)
Expiring 12/20/17	Barclays Capital Group	NOK	1,020	128,212	128,291	79
Expiring 12/20/17	Morgan Stanley	NOK	5,963	762,642	750,175	(12,467)
Expiring 12/20/17	Morgan Stanley	NOK	5,826	747,756	732,902	(14,854)
Expiring 12/20/17	Morgan Stanley	NOK	5,240	669,756	659,234	(10,522)
Expiring 12/20/17	Morgan Stanley	NOK	4,238	547,790	533,104	(14,686)
Expiring 12/20/17	Morgan Stanley	NOK	3,279	423,005	412,469	(10,536)
Expiring 12/20/17	Morgan Stanley	NOK	2,390	310,554	300,693	(9,861)
Expiring 12/20/17	Morgan Stanley	NOK	2,166	276,853	272,458	(4,395)
Expiring 12/20/17	Morgan Stanley	NOK	2,124	270,644	267,176	(3,468)
Expiring 12/20/17	Morgan Stanley	NOK	617	78,413	77,603	(810)
Singapore Dollar,
Expiring 12/20/17	Barclays Capital Group	SGD	176	129,454	129,576	122
Expiring 12/20/17	Morgan Stanley	SGD	1,864	1,388,401	1,375,525	(12,876)
Expiring 12/20/17	Morgan Stanley	SGD	1,641	1,215,099	1,210,868	(4,231)
Expiring 12/20/17	Morgan Stanley	SGD	1,503	1,125,509	1,108,973	(16,536)
Expiring 12/20/17	Morgan Stanley	SGD	1,362	1,013,927	1,004,696	(9,231)
Expiring 12/20/17	Morgan Stanley	SGD	1,287	956,384	949,690	(6,694)
Expiring 12/20/17	Morgan Stanley	SGD	1,113	827,723	821,190	(6,533)
Expiring 12/20/17	Morgan Stanley	SGD	440	327,070	324,411	(2,659)
Expiring 12/20/17	Morgan Stanley	SGD	408	303,686	301,086	(2,600)
Expiring 12/20/17	Morgan Stanley	SGD	283	210,738	208,587	(2,151)
Swedish Krona,
Expiring 12/20/17	Barclays Capital Group	SEK	22,538	2,848,875	2,781,090	(67,785)
Expiring 12/20/17	Barclays Capital Group	SEK	5,860	721,044	723,043	1,999
Expiring 12/20/17	Barclays Capital Group	SEK	2,938	361,915	362,582	667
Expiring 12/20/17	Barclays Capital Group	SEK	1,410	174,028	173,990	(38)
Expiring 12/20/17	Morgan Stanley	SEK	7,964	1,003,977	982,701	(21,276)
Expiring 12/20/17	Morgan Stanley	SEK	7,591	958,104	936,655	(21,449)
Expiring 12/20/17	Morgan Stanley	SEK	4,236	535,516	522,668	(12,848)
Expiring 12/20/17	Morgan Stanley	SEK	2,277	286,583	280,912	(5,671)
Expiring 12/20/17	Morgan Stanley	SEK	2,209	279,729	272,586	(7,143)

A560

AST FQ ABSOLUTE RETURN CURRENCY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Forward foreign currency exchange contracts outstanding at September 30, 2017 (continued):

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts (cont’d.):
Swedish Krona (cont’d.),
Expiring 12/20/17	Morgan Stanley	SEK	1,671	$210,788	$206,182	$(4,606)

				$77,949,654	$76,986,003	(963,651)

Sale Contracts	Counterparty		Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts:
Australian Dollar,
Expiring 12/20/17	Barclays Capital Group	AUD	5,277		$4,209,106	$4,135,595	$73,511
Expiring 12/20/17	Barclays Capital Group	AUD	402		314,827	315,074	(247)
Expiring 12/20/17	Morgan Stanley	AUD	320		254,919	250,589	4,330
British Pound,
Expiring 12/20/17	Barclays Capital Group	GBP	2,442		3,193,405	3,280,917	(87,512)
Expiring 12/20/17	Barclays Capital Group	GBP	504		677,337	677,370	(33)
Expiring 12/20/17	Barclays Capital Group	GBP	490		658,059	657,955	104
Expiring 12/20/17	Barclays Capital Group	GBP	302		408,712	405,023	3,689
Expiring 12/20/17	Morgan Stanley	GBP	2,756		3,726,869	3,702,083	24,786
Expiring 12/20/17	Morgan Stanley	GBP	1,718		2,310,749	2,307,725	3,024
Expiring 12/20/17	Morgan Stanley	GBP	526		688,798	707,018	(18,220)
Expiring 12/20/17	Morgan Stanley	GBP	294		385,898	394,735	(8,837)
Expiring 12/20/17	Morgan Stanley	GBP	216		287,641	290,274	(2,633)
Canadian Dollar,
Expiring 12/20/17	Barclays Capital Group	CAD	8,830		7,228,863	7,080,436	148,427
Expiring 12/20/17	Barclays Capital Group	CAD	609		494,334	488,584	5,750
Expiring 12/20/17	Barclays Capital Group	CAD	536		427,920	429,377	(1,457)
Expiring 12/20/17	Barclays Capital Group	CAD	333		267,484	267,033	451
Expiring 12/20/17	Morgan Stanley	CAD	1,726		1,418,769	1,384,099	34,670
Euro,
Expiring 12/20/17	Barclays Capital Group	EUR	13		15,409	15,279	130
Expiring 12/20/17	Barclays Capital Group	EUR	—	(r)	434	429	5
Expiring 12/20/17	Morgan Stanley	EUR	92		111,661	109,608	2,053
Expiring 12/20/17	Morgan Stanley	EUR	91		110,503	108,573	1,930
Japanese Yen,
Expiring 12/20/17	Barclays Capital Group	JPY	716,850		6,626,647	6,397,654	228,993
Expiring 12/20/17	Morgan Stanley	JPY	129,346		1,197,663	1,154,373	43,290
Expiring 12/20/17	Morgan Stanley	JPY	44,763		406,795	399,499	7,296
Expiring 12/20/17	Morgan Stanley	JPY	37,529		338,150	334,938	3,212
Expiring 12/20/17	Morgan Stanley	JPY	24,502		223,363	218,674	4,689
New Zealand Dollar,
Expiring 12/20/17	Barclays Capital Group	NZD	2,647		1,909,406	1,908,595	811
Expiring 12/20/17	Barclays Capital Group	NZD	1,812		1,322,079	1,306,444	15,635
Expiring 12/20/17	Barclays Capital Group	NZD	1,186		868,217	854,913	13,304
Expiring 12/20/17	Barclays Capital Group	NZD	401		289,207	289,192	15
Expiring 12/20/17	Barclays Capital Group	NZD	380		275,473	273,987	1,486
Expiring 12/20/17	Morgan Stanley	NZD	2,110		1,540,620	1,521,227	19,393
Expiring 12/20/17	Morgan Stanley	NZD	2,092		1,521,490	1,508,927	12,563
Expiring 12/20/17	Morgan Stanley	NZD	1,045		751,197	753,599	(2,402)
Expiring 12/20/17	Morgan Stanley	NZD	836		613,342	602,775	10,567
Expiring 12/20/17	Morgan Stanley	NZD	537		391,191	387,176	4,015
Expiring 12/20/17	Morgan Stanley	NZD	97		70,975	70,131	844
Expiring 12/20/17	Morgan Stanley	NZD	88		63,211	63,234	(23)
Expiring 12/20/17	Morgan Stanley	NZD	13		9,148	9,210	(62)
Norwegian Krone,
Expiring 12/20/17	Barclays Capital Group	NOK	821		103,995	103,315	680
Expiring 12/20/17	Morgan Stanley	NOK	123,056		15,872,881	15,480,710	392,171
Expiring 12/20/17	Morgan Stanley	NOK	6,536		841,241	822,258	18,983
Singapore Dollar,
Expiring 12/20/17	Barclays Capital Group	SGD	3,217		2,379,066	2,373,724	5,342

A561

AST FQ ABSOLUTE RETURN CURRENCY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Forward foreign currency exchange contracts outstanding at September 30, 2017 (continued):

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts (cont’d.):
Singapore Dollar (cont’d.),
Expiring 12/20/17	Barclays Capital Group	SGD	612	$448,861	$451,196	$(2,335)
Expiring 12/20/17	Barclays Capital Group	SGD	317	235,677	234,173	1,504
Expiring 12/20/17	Morgan Stanley	SGD	7,538	5,577,373	5,562,306	15,067
Expiring 12/20/17	Morgan Stanley	SGD	735	545,734	542,408	3,326
Swedish Krona,
Expiring 12/20/17	Morgan Stanley	SEK	44,811	5,663,268	5,529,430	133,838
Expiring 12/20/17	Morgan Stanley	SEK	2,619	330,842	323,169	7,673
Expiring 12/20/17	Morgan Stanley	SEK	2,361	298,780	291,307	7,473

				$77,907,589	$76,776,320	1,131,269

						$167,618

(r)	Notional amount is less than $500 par.

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	-	unadjusted quoted prices generally in active markets for identical securities.

Level 2	-	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3	-	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2017 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Unaffiliated Fund	$1,526,462	$ —	$ —
Foreign Government Bond	—	99,194	—
Foreign Treasury Obligations	—	1,242,714	—
U.S. Treasury Obligations	—	3,997,554	—
Other Financial Instruments*
OTC Forward Foreign Currency Exchange Contracts	—	167,618	—

Total	$1,526,462	$5,507,080	$ —

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

A562

AST FRANKLIN TEMPLETON K2 GLOBAL ABSOLUTE RETURN PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 62.8%
COMMON STOCKS — 42.5%
Canada — 1.1%
Barrick Gold Corp.	6,320	$101,689
Husky Energy, Inc.*	5,300	66,348
Wheaton Precious Metals Corp.	5,081	96,917

		264,954

China — 2.2%
Baidu, Inc., ADR*	760	188,244
China Life Insurance Co. Ltd. (Class H Stock)	45,000	134,890
China Mobile Ltd.	5,000	50,760
China Telecom Corp. Ltd., ADR	1,095	55,976
China Telecom Corp. Ltd. (Class H Stock)	23,000	11,833
Kunlun Energy Co. Ltd.	81,500	79,759

		521,462

France — 2.7%
AXA SA	6,143	185,715
BNP Paribas SA	2,020	162,964
Credit Agricole SA	4,752	86,505
Sanofi	1,088	108,306
Veolia Environnement SA	3,628	83,835

		627,325

Germany — 1.6%
Innogy SE, 144A	3,530	157,258
Merck KGaA	940	104,690
Siemens AG.	830	117,120

		379,068

Hong Kong — 0.1%
Value Partners Group Ltd.	23,000	20,869

Israel — 0.6%
Teva Pharmaceutical Industries Ltd., ADR	8,010	140,976

Italy — 0.7%
Eni SpA	10,201	168,945

Japan — 2.0%
Nissan Motor Co. Ltd.	10,600	105,010
Panasonic Corp.	10,600	153,827
Ryohin Keikaku Co. Ltd.	100	29,478
SoftBank Group Corp.	1,800	145,973
Sumitomo Metal Mining Co. Ltd.	1,000	32,193

		466,481

Luxembourg — 0.6%
SES SA	6,804	148,952

Netherlands — 2.3%
Aegon NV	22,068	128,634
Akzo Nobel NV	954	87,986
ING Groep NV	2,953	54,430
Royal Dutch Shell PLC (Class B Stock)	8,967	276,059

		547,109

Portugal — 0.6%
Galp Energia SGPS SA	7,310	129,629

Singapore — 0.9%
DBS Group Holdings Ltd.	3,500	53,879

	Shares	Value
COMMON STOCKS (Continued)
Singapore (cont’d.)
Singapore Telecommunications Ltd.	58,300	$158,484

		212,363

South Korea — 2.4%
Hyundai Motor Co.	811	106,688
KB Financial Group, Inc., ADR	3,332	163,368
Samsung Electronics Co. Ltd.	134	301,530

		571,586

Spain — 0.5%
Telefonica SA	9,590	104,215

Sweden — 0.6%
Getinge AB (Class B Stock)	3,382	63,494
Telefonaktiebolaget LM Ericsson (Class B Stock)	14,437	83,231

		146,725

Switzerland — 1.2%
Roche Holding AG	590	150,816
UBS Group AG*	8,170	139,764

		290,580

Taiwan — 0.1%
Catcher Technology Co. Ltd.	3,000	28,063

Thailand — 0.4%
Bangkok Bank PCL	15,200	89,010
Bangkok Bank PCL, NVDR	1,800	10,079

		99,089

United Kingdom — 5.3%
BAE Systems PLC	20,732	175,574
Barclays PLC	31,198	80,896
BP PLC	29,100	186,414
HSBC Holdings PLC	18,800	185,686
Kingfisher PLC	40,799	163,346
Man Group PLC	18,139	40,844
Sky PLC	11,191	137,290
Standard Chartered PLC*	18,802	186,950
Vodafone Group PLC	33,570	94,002

		1,251,002

United States — 16.6%
Advance Auto Parts, Inc.	114	11,309
Allergan PLC	822	168,469
Ally Financial, Inc.	1,280	31,053
Alphabet, Inc. (Class A Stock)*	141	137,295
American International Group, Inc.	1,720	105,591
AmerisourceBergen Corp.	1,330	110,058
Amgen, Inc.	1,200	223,739
Apache Corp.	1,720	78,775
Apple, Inc.	1,002	154,428
Capital One Financial Corp.	1,410	119,371
Cardinal Health, Inc.	1,610	107,741
Celgene Corp.*	450	65,619
Cisco Systems, Inc.	3,060	102,908
Citigroup, Inc.	3,200	232,768
Comcast Corp. (Class A Stock)	3,410	131,217
ConocoPhillips	2,770	138,639
Coty, Inc. (Class A Stock)(a)	6,700	110,751
DXC Technology Co.	686	58,914

A563

AST FRANKLIN TEMPLETON K2 GLOBAL ABSOLUTE RETURN PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
United States (cont’d.)
Eli Lilly & Co.	1,490	$127,455
Gilead Sciences, Inc.	2,140	173,383
Halliburton Co.	1,480	68,124
Helmerich & Payne, Inc.(a)	1,600	83,376
JPMorgan Chase & Co.	1,070	102,196
Medtronic PLC	850	66,105
Microsoft Corp.	1,837	136,838
Navistar International Corp.*	3,890	171,432
NetScout Systems, Inc.*	400	12,940
Nutanix, Inc. (Class A Stock)*(a)	2,900	64,931
Oracle Corp.	5,318	257,125
Perrigo Co. PLC	1,430	121,050
QIAGEN NV*	1,524	48,179
Twenty-First Century Fox, Inc. (Class A Stock)	4,000	105,520
United Parcel Service, Inc. (Class B Stock)	970	116,487
Voya Financial, Inc.	1,206	48,107
Walgreens Boots Alliance, Inc.	1,760	135,907

		3,927,800

TOTAL COMMON STOCKS (cost $9,021,972)		10,047,193

UNAFFILIATED EXCHANGE TRADED FUNDS — 1.4%
iShares 1-3 Year Treasury Bond ETF	995	84,028
iShares Russell 2000 Index Fund ETF	476	70,534
PowerShares DB US Dollar Index Bullish Fund(a)	3,574	86,419
SPDR S&P 500 ETF Trust Fund	353	88,684

TOTAL UNAFFILIATED EXCHANGE TRADED FUNDS
(cost $324,091)		329,665

UNAFFILIATED FUND — 18.9%
Franklin Strategic Series - Franklin Strategic Income Fund (Class R6)** (cost $4,368,921)	451,817	4,477,510

Shares		Value
TOTAL LONG-TERM INVESTMENTS
(cost $13,714,984)		$14,854,368

SHORT-TERM INVESTMENTS — 37.6%

AFFILIATED MUTUAL FUNDS
Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund(w)	8,598,970	8,598,970
Prudential Investment Portfolios 2 - Prudential Institutional Money Market Fund (cost $295,220; includes $294,987 of cash collateral for securities on loan)(b)(w)	295,190	295,220

TOTAL SHORT-TERM INVESTMENTS
(cost $8,894,190)		8,894,190

TOTAL INVESTMENTS — 100.4% (cost $22,609,174)		23,748,558
Liabilities in excess of other assets(z) — (0.4)%		(102,556)

NET ASSETS — 100.0%		$23,646,002

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.
**	Investment is an affiliate of the Subadvisor.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $289,491; cash collateral of $294,987 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as the manager of the Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund and Prudential Institutional Money Market Fund.
(z)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

A564

AST FRANKLIN TEMPLETON K2 GLOBAL ABSOLUTE RETURN PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Futures contracts outstanding at September 30, 2017:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)

Long Positions:
20	Mini MSCI Emerging Markets Index	Dec. 2017	$1,106,479	$1,089,299	$ (17,180)
2	Russell 2000 Mini Index	Dec. 2017	142,189	149,290	7,101
1	U.S. Dollar Index	Dec. 2017	91,613	92,883	1,270

					(8,809)

Short Positions:
19	2 Year U.S. Treasury Notes	Dec. 2017	4,110,285	4,098,359	11,926
1	10 Year U.S. Treasury Notes	Dec. 2017	126,748	125,313	1,435
33	S&P 500 E-Mini Index	Dec. 2017	4,115,088	4,151,565	(36,477)

					(23,116)

					$ (31,925)

Cash and foreign currency of $193,645 has been segregated with JPMorgan Chase to cover requirements for open futures contracts at September 30, 2017.

Total return swap agreements outstanding at September 30, 2017:

Counterparty	Termination Date	Long(Short) Notional Amount (000)#	Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(1)
OTC swap agreements:
Barclays Capital Group	05/25/18	942	Receive monthly total return on Barclays Cross Asset Trend Index and pay monthly fixed rate of 0.55%	$32,744	$—	$32,744
Barclays Capital Group	05/25/18	505	Receive monthly total return on Barclays TrendStar+ Index and pay monthly fixed rate of 0.70%	888	—	888
Societe Generale	05/25/18	1,137	Receive monthly total return on SGI VI Smart Beta Index and pay monthly variable payments based on 1 Month LIBOR + 0.50%(2)	15	—	15

				$33,647	$—	$33,647

(1) Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).

(2) The value of the SGI VI Smart Beta Index is derived solely from the value of the underlying UXZ7 Index at September 30, 2017.

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	-	unadjusted quoted prices generally in active markets for identical securities.

Level 2	-	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3	-	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2017 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Canada	$264,954	$—	$—
China	244,220	277,242	—
France	—	627,325	—
Germany	—	379,068	—
Hong Kong	—	20,869	—
Israel	140,976	—	—

A565

AST FRANKLIN TEMPLETON K2 GLOBAL ABSOLUTE RETURN PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Common Stocks (continued)
Italy	$ —	$ 168,945	$ —
Japan	—	466,481	—
Luxembourg	—	148,952	—
Netherlands	—	547,109	—
Portugal	—	129,629	—
Singapore	—	212,363	—
South Korea	163,368	408,218	—
Spain	—	104,215	—
Sweden	—	146,725	—
Switzerland	—	290,580	—
Taiwan	—	28,063	—
Thailand	—	99,089	—
United Kingdom	—	1,251,002	—
United States	3,879,621	48,179	—
Unaffiliated Exchange Traded Funds	329,665	—	—
Unaffiliated Fund	4,477,510	—	—
Affiliated Mutual Funds	8,894,190	—	—
Other Financial Instruments*
Futures Contracts	(31,925)	—	—
OTC Total Return Swap Agreements	—	33,647	—
Total	$18,362,579	$5,387,701	$ —

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of September 30, 2017 were as follows:

Affiliated Mutual Funds (1.2% represents investments purchased with collateral from securities on loan)	37.6%
Unaffiliated Fund	18.9
Banks	6.0
Oil, Gas & Consumable Fuels	4.8
Pharmaceuticals	3.9
Insurance	2.3
Media	2.2
Technology Hardware, Storage & Peripherals	2.0
Biotechnology	2.0
Software	1.7
Internet Software & Services	1.7
Diversified Telecommunication Services	1.4
Unaffiliated Exchange Traded Fund	1.4
Wireless Telecommunication Services	1.2
Multi-Utilities	1.0
Metals & Mining	1.0
Health Care Providers & Services	0.9
Automobiles	0.9

Capital Markets	0.9%
Communications Equipment	0.8
Aerospace & Defense	0.7
Specialty Retail	0.7
Machinery	0.7
Household Durables	0.7
Energy Equipment & Services	0.6
Consumer Finance	0.6
Food & Staples Retailing	0.6
Health Care Equipment & Supplies	0.5
Industrial Conglomerates	0.5
Air Freight & Logistics	0.5
Personal Products	0.5
Chemicals	0.4
IT Services	0.3
Life Sciences Tools & Services	0.2
Diversified Financial Services	0.2
Multiline Retail	0.1

100.4
Liabilities in excess of other assets	(0.4)

100.0%

A566

AST GLOBAL REAL ESTATE PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 99.1%
COMMON STOCKS
Australia — 5.8%
Charter Hall Office, REIT (Escrow Shares)*^	230,500	$—
Dexus, REIT	479,016	3,574,612
Goodman Group, REIT	1,004,372	6,502,875
Scentre Group, REIT	966,200	2,982,585
Stockland, REIT	1,567,727	5,294,363
Vicinity Centres, REIT	1,554,465	3,246,732
Westfield Corp., REIT	399,813	2,461,678

		24,062,845

Canada — 2.3%
Boardwalk Real Estate Investment Trust, REIT(a)	69,203	2,108,119
Canadian Apartment Properties REIT, REIT	87,903	2,376,252
Chartwell Retirement Residences, REIT, UTS	151,290	1,806,629
First Capital Realty, Inc.	205,648	3,243,561

		9,534,561

France — 3.6%
Carmila SA	44,306	1,272,756
Fonciere Des Regions, REIT	11,476	1,192,294
ICADE, REIT	7,794	695,345
Klepierre SA, REIT	76,245	2,994,623
Unibail-Rodamco SE, REIT	36,264	8,824,530

		14,979,548

Germany — 4.5%
ADO Properties SA, 144A	47,913	2,370,702
alstria office REIT-AG, REIT	152,621	2,181,716
LEG Immobilien AG	24,669	2,497,973
TLG Immobilien AG	107,589	2,482,531
VIB Vermoegen AG(a)	66,511	1,697,834
Vonovia SE	174,849	7,446,385

		18,677,141

Hong Kong — 7.7%
CK Asset Holdings Ltd.	237,571	1,975,007
Henderson Land Development Co. Ltd.	811,778	5,399,448
Hongkong Land Holdings Ltd.	218,476	1,573,027
I-CABLE Communications Ltd.*	78,327	2,574
Link REIT, REIT	801,857	6,520,679
New World Development Co. Ltd.	1,328,767	1,917,307
Sun Hung Kai Properties Ltd.	707,196	11,520,399
Swire Properties Ltd.	242,252	822,716
Wharf Holdings Ltd. (The)	282,906	2,530,927

		32,262,084

Ireland — 1.6%
Green REIT PLC, REIT	1,272,411	2,267,102
Hibernia REIT PLC, REIT	1,557,686	2,808,003
Irish Residential Properties REIT PLC, REIT	858,857	1,496,800

		6,571,905

Japan — 9.9%
Activia Properties, Inc., REIT	558	2,316,505
Daiwa House Industry Co. Ltd.	113,252	3,912,011
Hoshino Resorts REIT, Inc.	55	273,856
Hulic Co. Ltd.	317,305	3,111,324

	Shares	Value
COMMON STOCKS (Continued)
Japan (cont’d.)
Invincible Investment Corp., REIT*	8,781	$3,626,972
Japan Hotel REIT Investment Corp., REIT	1,966	1,242,669
Japan Real Estate Investment Corp., REIT	528	2,538,689
Kenedix Retail REIT Corp., REIT	1,918	3,988,309
LaSalle Logiport REIT, REIT	2,597	2,532,153
Mitsubishi Estate Co. Ltd.	174,521	3,033,069
Mitsui Fudosan Co. Ltd.	302,958	6,569,045
Nippon Building Fund, Inc., REIT	258	1,286,230
Sumitomo Realty & Development Co. Ltd.	229,268	6,936,572

		41,367,404

Netherlands — 0.3%
Eurocommercial Properties NV, REIT	28,768	1,229,701

Singapore — 2.6%
Cache Logistics Trust, REIT	1,822,828	1,122,925
CapitaLand Ltd.	538,926	1,425,935
Keppel REIT, REIT	4,248,855	3,698,178
Suntec Real Estate Investment Trust, REIT	3,346,479	4,609,620

		10,856,658

Spain — 0.7%
Axiare Patrimonio SOCIMI SA, REIT	132,001	2,698,289

Sweden — 1.8%
Atrium Ljungberg AB (Class B Stock)	73,550	1,282,322
Fabege AB	87,860	1,803,517
Hufvudstaden AB (Class A Stock)	103,952	1,775,635
Kungsleden AB	207,320	1,428,421
Pandox AB	57,610	1,096,770

		7,386,665

Switzerland — 0.3%
PSP Swiss Property AG	15,126	1,394,024

United Kingdom — 4.5%
Big Yellow Group PLC, REIT	161,650	1,640,214
British Land Co. PLC (The), REIT	256,043	2,067,209
Derwent London PLC, REIT	18,326	686,425
Empiric Student Property PLC, REIT	1,302,991	1,767,275
Hammerson PLC, REIT	290,315	2,090,363
Land Securities Group PLC	207,180	2,702,139
NewRiver REIT PLC, REIT	317,856	1,443,109
Segro PLC, REIT	243,505	1,750,726
Shaftesbury PLC, REIT	130,806	1,781,661
Tritax Big Box REIT PLC, REIT	946,405	1,806,455
Warehouse REIT PLC*	724,395	988,888

		18,724,464

United States — 53.5%
Alexandria Real Estate Equities, Inc., REIT	9,119	1,084,887
American Assets Trust, Inc., REIT	51,193	2,035,946
American Campus Communities, Inc., REIT	42,182	1,862,335
American Homes 4 Rent (Class A Stock)	174,239	3,782,729
AvalonBay Communities, Inc.	15,893	2,835,629
Boston Properties, Inc., REIT	23,315	2,864,947
Camden Property Trust, REIT	93,277	8,530,182
Columbia Property Trust, Inc., REIT	196,608	4,280,156
Community Healthcare Trust, Inc., REIT	144,447	3,894,291
CubeSmart, REIT(a)	233,554	6,063,062
DiamondRock Hospitality Co., REIT(a)	523,634	5,733,792
Digital Realty Trust, Inc., REIT(a)	31,728	3,754,374

A567

AST GLOBAL REAL ESTATE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
United States (cont’d.)
Duke Realty Corp., REIT	267,951	$7,722,348
EPR Properties, REIT	49,868	3,477,794
Equity LifeStyle Properties, Inc., REIT	65,376	5,562,190
Equity Residential, REIT	150,142	9,898,862
Federal Realty Investment Trust, REIT	47,412	5,889,045
First Industrial Realty Trust, Inc., REIT	138,923	4,180,193
Forest City Realty Trust, Inc. (Class A Stock), REIT	347,136	8,855,439
Four Corners Property Trust, Inc., REIT	190,490	4,747,011
Gramercy Property Trust, REIT(a)	105,350	3,186,838
Hudson Pacific Properties, Inc., REIT	265,314	8,895,978
Invitation Homes, Inc., REIT(a)	146,689	3,322,506
JBG SMITH Properties*	62,254	2,129,709
Kilroy Realty Corp.	54,896	3,904,204
Life Storage, Inc.	27,282	2,231,940
Macerich Co. (The), REIT	53,377	2,934,134
MedEquities Realty Trust, Inc., REIT	230,747	2,711,277
Medical Properties Trust, Inc., REIT	362,532	4,760,045
MGM Growth Properties LLC (Class A Stock), REIT(a)	153,188	4,627,809
Mid-America Apartment Communities, Inc., REIT	74,480	7,960,422
Park Hotels & Resorts, Inc., REIT	194,339	5,355,983
Physicians Realty Trust, REIT	226,917	4,023,238
Piedmont Office Realty Trust, Inc. (Class A Stock)	161,886	3,263,622
Prologis, Inc., REIT	79,813	5,064,933
Public Storage, REIT	22,625	4,841,524
QTS Realty Trust, Inc. (Class A Stock), REIT(a)	75,569	3,956,793
Retail Properties of America, Inc. (Class A Stock), REIT	374,038	4,911,119
Rexford Industrial Realty, Inc., REIT	167,769	4,801,549
Simon Property Group, Inc., REIT	75,101	12,092,011
SL Green Realty Corp., REIT(a)	43,859	4,443,794
STAG Industrial, Inc., REIT	169,786	4,664,021
Sunstone Hotel Investors, Inc., REIT	252,572	4,058,831
Taubman Centers, Inc., REIT(a)	71,639	3,560,458
Ventas, Inc., REIT	78,558	5,116,483
Vornado Realty Trust, REIT	18,125	1,393,449
Welltower, Inc., REIT	109,786	7,715,760

		222,983,642

TOTAL LONG-TERM INVESTMENTS (cost $392,059,257)		412,728,931

	Shares	Value
SHORT-TERM INVESTMENTS — 9.5%
AFFILIATED MUTUAL FUNDS
Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund(w)	2,695,105	$2,695,105
Prudential Investment Portfolios 2 - Prudential Institutional Money Market Fund (cost $36,924,292; includes $36,896,391 of cash collateral for securities on loan)(b)(w)	36,920,600	36,924,292

TOTAL SHORT-TERM INVESTMENTS (cost $39,619,397)		39,619,397

TOTAL INVESTMENTS — 108.6% (cost $431,678,654)		452,348,328
Liabilities in excess of other assets — (8.6)%		(35,732,742)

NET ASSETS — 100.0%		$416,615,586

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.

^	Indicates a Level 3 security. The aggregate value of Level 3 securities is $0 and 0.0% of net assets.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $36,020,072; cash collateral of $36,896,391 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.

(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as the manager of the Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund and Prudential Institutional Money Market Fund.

A568

AST GLOBAL REAL ESTATE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	-	unadjusted quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3	-	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2017 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Australia	$—	$24,062,845	$—
Canada	9,534,561	—	—
France	—	14,979,548	—
Germany	—	18,677,141	—
Hong Kong	1,573,027	30,689,057	—
Ireland	—	6,571,905	—
Japan	—	41,367,404	—
Netherlands	—	1,229,701	—
Singapore	—	10,856,658	—
Spain	—	2,698,289	—
Sweden	—	7,386,665	—
Switzerland	—	1,394,024	—
United Kingdom	988,888	17,735,576	—
United States	222,983,642	—	—
Affiliated Mutual Funds	39,619,397	—	—

Total	$274,699,515	$177,648,813	$—

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of September 30, 2017 were as follows:

Retail REITs	16.6%
Office REITs	12.9
Residential REITs	12.3
Diversified Real Estate Activities	10.4
Industrial REITs	9.9
Affiliated Mutual Funds (8.9% represents investments purchased with collateral from securities on loan)	9.5
Real Estate Operating Companies	8.2
Diversified REITs	7.4

Specialized REITs	7.4%
Health Care REITs	6.8
Hotel & Resort REITs	6.0
Real Estate Management & Development	0.5
Health Care Facilities	0.4
Hotels, Resorts & Cruise Lines	0.3
Cable & Satellite	0.0 *

108.6
Liabilities in excess of other assets	(8.6)

100.0%

* Less than +/- 0.05%

A569

AST GOLDMAN SACHS GLOBAL GROWTH ALLOCATION PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 87.2%

UNAFFILIATED EXCHANGE TRADED FUNDS — 47.2%
Goldman Sachs ActiveBeta U.S. Large Cap Equity ETF**	97,952	$4,889,764
iShares Core MSCI EAFE ETF	77,750	4,989,217
iShares Core MSCI Emerging Markets ETF	74,942	4,048,367
iShares Global Infrastructure ETF	5,245	237,389
iShares MSCI Brazil Capped ETF	2,259	94,178

TOTAL UNAFFILIATED EXCHANGE TRADED FUNDS (cost $12,147,671)		14,258,915

UNAFFILIATED FUNDS** — 40.0%
Goldman Sachs Absolute Return Tracker Fund (Institutional Shares)	74,160	721,578
Goldman Sachs Core Fixed Income Fund (Institutional Shares)	112,121	1,181,755
Goldman Sachs Emerging Markets Debt Fund (Institutional Shares)	152,428	1,984,619
Goldman Sachs Emerging Markets Equity Insights Fund (Institutional Shares)	135,571	1,457,385
Goldman Sachs High Yield Floating Rate Fund (Institutional Shares)	116,485	1,129,900
Goldman Sachs High Yield Fund (Institutional Shares)	201,673	1,333,055
Goldman Sachs International Real Estate Securities Fund (Institutional Shares)	68,307	415,306
Goldman Sachs Local Emerging Markets Debt Fund (Institutional Shares)	63,674	422,797
Goldman Sachs Long Short Credit Strategies Fund (Institutional Shares)	94,761	900,229
Goldman Sachs Long Short Fund (Institutional Shares)*	67,475	577,589
Goldman Sachs Managed Futures Strategy Fund (Institutional Shares)	90,219	931,062
Goldman Sachs Real Estate Securities Fund (Institutional Shares)	16,026	299,054
Goldman Sachs Strategic Income Fund (Institutional Shares)	39,866	382,310
Goldman Sachs Strategic Macro Fund (Institutional Shares)	39,944	349,913

TOTAL UNAFFILIATED FUNDS (cost $11,836,001)		12,086,552

TOTAL LONG-TERM INVESTMENTS (cost $23,983,672)		26,345,467

	Shares	Value
SHORT-TERM INVESTMENTS — 12.2%

AFFILIATED MUTUAL FUNDS — 11.5%

Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund(w)	3,470,240	$3,470,240
Prudential Investment Portfolios 2 - Prudential Institutional Money Market Fund(w)	1,377	1,377

TOTAL AFFILIATED MUTUAL FUNDS (cost $3,471,617)		3,471,617

OPTIONS PURCHASED* — 0.7% (cost $257,279)		199,006

TOTAL SHORT-TERM INVESTMENTS (cost $3,728,896)		3,670,623

TOTAL INVESTMENTS — 99.4% (cost $27,712,568)		30,016,090
Other assets in excess of liabilities(z) — 0.6%		179,311

NET ASSETS — 100.0%		$30,195,401

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.

**	Investment is an affiliate of the Subadvisor.

(w)	PGIM Investments LLC, the manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund and Prudential Institutional Money Market Fund.

(z)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end, with the exception of options which are included in net assets at market value:

A570

AST GOLDMAN SACHS GLOBAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Exchange Traded Options - Purchased

Description	Call/ Put	Expiration Date	Strike Price	Contracts	Notional Amount (000)#	Value
90 Day Euro Futures	Call	12/18/17	$97.87	40	100	$64,500
90 Day Euro Futures	Call	03/19/18	$97.50	5	13	11,375
90 Day Euro Futures	Call	03/19/18	$97.75	12	30	19,800
90 Day Euro Futures	Call	06/18/18	$97.63	4	10	6,750
90 Day Euro Futures	Call	06/18/18	$98.25	2	5	688
90 Day Euro Futures	Call	09/17/18	$97.38	4	10	8,450
90 Day Euro Futures	Call	09/17/18	$98.13	4	10	1,925
90 Day Euro Futures	Call	12/17/18	$98.00	5	13	3,125
90 Day Euro Futures	Call	12/17/18	$99.00	159	398	3,975
90 Day Euro Futures	Call	03/18/19	$97.13	7	18	16,975
90 Day Euro Futures	Call	03/18/19	$97.88	5	13	4,156
90 Day Euro Futures	Call	03/18/19	$99.00	113	283	4,237
90 Day Euro Futures	Call	06/17/19	$96.88	7	18	20,519
90 Day Euro Futures	Call	06/17/19	$97.75	4	10	4,175
90 Day Euro Futures	Call	06/17/19	$99.00	57	143	3,206
90 Day Euro Futures	Call	09/16/19	$96.75	8	20	25,150

						$199,006

Futures contracts outstanding at September 30, 2017:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
106	90 Day Euro Dollar	Dec. 2017	$26,089,679	$26,107,800	$18,121
24	Euro STOXX 50 Index Dividend	Dec. 2019	343,222	354,284	11,062
10	Euro STOXX 600 Banks Index	Dec. 2017	105,898	111,275	5,377
6	Euro STOXX 600 Index	Dec. 2017	134,041	136,970	2,929
4	Hang Seng China Enterprises Index	Oct. 2017	280,451	279,226	(1,225)
10	Russell 2000 Mini Index	Dec. 2017	707,900	746,450	38,550
22	S&P 500 E-Mini Index	Dec. 2017	2,715,125	2,767,710	52,585
8	SGX MSCI Singapore index	Oct. 2017	211,331	212,171	840
2	TOPIX Index	Dec. 2017	289,747	297,712	7,965

					136,204

Short Positions:
106	90 Day Euro Dollar	Mar. 2020	25,863,275	25,947,475	(84,200)
9	30 Year Euro Buxl	Dec. 2017	1,759,508	1,736,603	22,905
3	ASX SPI 200 Index	Dec. 2017	333,871	333,448	423
3	FTSE 250 Index	Dec. 2017	157,230	158,721	(1,491)

					(62,363)

					$73,841

Cash and foreign currency of $154,803 has been segregated with Barclays Capital Group to cover requirements for open futures contracts at September 30, 2017.

Forward foreign currency exchange contracts outstanding at September 30, 2017:

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts:
Brazilian Real,
Expiring 10/03/17	Morgan Stanley	BRL	420	$132,798	$132,534	$(264)
Expiring 11/03/17	Morgan Stanley	BRL	420	133,694	131,947	(1,747)

A571

AST GOLDMAN SACHS GLOBAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Forward foreign currency exchange contracts outstanding at September 30, 2017 (continued):

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts (cont’d.):
British Pound,
Expiring 12/20/17	Morgan Stanley	GBP	100	$135,295	$134,351	$(944)
Chilean Peso,
Expiring 12/20/17	Morgan Stanley	CLP	85,000	136,338	132,550	(3,788)
Chinese Renminbi,
Expiring 12/20/17	Morgan Stanley	CNH	870	132,124	130,237	(1,887)
Colombian Peso,
Expiring 12/20/17	Morgan Stanley	COP	396,000	135,292	133,602	(1,690)
Indian Rupee,
Expiring 12/20/17	Morgan Stanley	INR	17,000	262,589	257,752	(4,837)
Indonesian Rupiah,
Expiring 12/20/17	Morgan Stanley	IDR	5,220,000	387,011	384,711	(2,300)
Expiring 12/20/17	Morgan Stanley	IDR	90,000	6,708	6,633	(75)
Expiring 12/20/17	Morgan Stanley	IDR	90,000	6,743	6,633	(110)
Mexican Peso,
Expiring 12/20/17	Morgan Stanley	MXN	2,375	132,111	128,703	(3,408)
New Zealand Dollar,
Expiring 12/20/17	Morgan Stanley	NZD	190	138,773	137,016	(1,757)
Norwegian Krone,
Expiring 12/20/17	Morgan Stanley	NOK	1,050	135,798	132,092	(3,706)
Russian Ruble,
Expiring 12/20/17	Morgan Stanley	RUB	7,750	132,117	132,664	547
Expiring 12/20/17	Morgan Stanley	RUB	250	4,223	4,280	57
Swedish Krona,
Expiring 12/20/17	Morgan Stanley	SEK	2,475	313,577	305,403	(8,174)
Expiring 12/20/17	Morgan Stanley	SEK	75	9,468	9,255	(213)
Turkish Lira,
Expiring 12/20/17	Morgan Stanley	TRY	460	131,073	126,021	(5,052)
Expiring 12/20/17	Morgan Stanley	TRY	10	2,792	2,739	(53)

				$2,468,524	$2,429,123	(39,401)

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts:
Australian Dollar,
Expiring 12/20/17	Morgan Stanley	AUD	530	$426,948	$415,327	$11,621
Expiring 12/20/17	Morgan Stanley	AUD	170	136,946	133,219	3,727
Brazilian Real,
Expiring 10/03/17	Morgan Stanley	BRL	420	134,228	132,534	1,694
British Pound,
Expiring 12/20/17	Morgan Stanley	GBP	740	979,532	994,201	(14,669)
Expiring 12/20/17	Morgan Stanley	GBP	100	132,369	134,351	(1,982)
Chilean Peso,
Expiring 12/20/17	Morgan Stanley	CLP	85,000	135,243	132,551	2,692
Chinese Renminbi,
Expiring 12/20/17	Morgan Stanley	CNH	870	131,192	130,237	955
Danish Krone,
Expiring 12/20/17	Morgan Stanley	DKK	630	102,411	100,567	1,844
Euro,
Expiring 12/20/17	Morgan Stanley	EUR	1,570	1,899,278	1,864,401	34,877
Expiring 12/20/17	Morgan Stanley	EUR	340	411,309	403,756	7,553
Hong Kong Dollar,
Expiring 12/20/17	Morgan Stanley	HKD	1,350	173,238	173,183	55
Indian Rupee,
Expiring 12/20/17	Morgan Stanley	INR	8,500	130,950	128,875	2,075
Israeli Shekel,
Expiring 12/20/17	Morgan Stanley	ILS	40	11,389	11,350	39

A572

AST GOLDMAN SACHS GLOBAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Forward foreign currency exchange contracts outstanding at September 30, 2017 (continued):

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts (cont’d.):
Japanese Yen,
Expiring 12/20/17	Morgan Stanley	JPY	139,000	$ 1,294,526	$ 1,240,530	$ 53,996
Expiring 12/20/17	Morgan Stanley	JPY	43,000	400,465	383,761	16,704
Expiring 12/20/17	Morgan Stanley	JPY	2,000	17,990	17,849	141
Expiring 12/20/17	Morgan Stanley	JPY	1,000	9,253	8,925	328
Mexican Peso,
Expiring 12/20/17	Morgan Stanley	MXN	2,375	132,155	128,703	3,452
New Taiwanese Dollar,
Expiring 12/20/17	Morgan Stanley	TWD	5,400	181,342	178,826	2,516
New Zealand Dollar,
Expiring 12/20/17	Morgan Stanley	NZD	180	130,682	129,804	878
Expiring 12/20/17	Morgan Stanley	NZD	10	7,260	7,211	49
Expiring 12/20/17	Morgan Stanley	NZD	10	7,209	7,211	(2)
Norwegian Krone,
Expiring 12/20/17	Morgan Stanley	NOK	300	38,800	37,741	1,059
Singapore Dollar,
Expiring 12/20/17	Morgan Stanley	SGD	100	74,695	73,791	904
South Korean Won,
Expiring 12/20/17	Morgan Stanley	KRW	300,000	265,416	262,224	3,192
Expiring 12/20/17	Morgan Stanley	KRW	10,000	8,871	8,741	130
Swedish Krona,
Expiring 12/20/17	Morgan Stanley	SEK	1,350	171,042	166,584	4,458
Swiss Franc,
Expiring 12/20/17	Morgan Stanley	CHF	470	499,922	488,165	11,757
Expiring 12/20/17	Morgan Stanley	CHF	250	265,916	259,663	6,253
Expiring 12/20/17	Morgan Stanley	CHF	10	10,438	10,386	52

				$ 8,321,015	$ 8,164,667	156,348

						$116,947

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	-	unadjusted quoted prices generally in active markets for identical securities.
Level 2	-	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3	-	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2017 in valuing such portfolio securities:

	Level 1	Level 2 `	Level 3
Investments in Securities
Unaffiliated Exchange Traded Funds	$14,258,915	$—	$—
Unaffiliated Funds	12,086,552	—	—
Affiliated Mutual Funds	3,471,617	—	—
Options Purchased	199,006	—	—
Other Financial Instruments*
Futures Contracts	73,841	—	—
OTC Forward Foreign Currency Exchange Contracts	—	116,947	—

Total	$30,089,931	$116,947	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

A573

AST GOLDMAN SACHS GLOBAL INCOME PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
LONG-TERM INVESTMENTS — 92.3%
ASSET-BACKED SECURITIES — 18.6%
Collateralized Loan Obligations — 9.5%
Acis CLO Ltd. (Cayman Islands),
Series 2013-1A, Class A1, 3 Month LIBOR + 0.870%, 144A
2.174%(c)	04/18/24	3,973	$3,973,057
Series 2013-1A, Class B, 3 Month LIBOR + 1.950%, 144A
3.254%(c)	04/18/24	888	888,062
Series 2013-1A, Class C, 3 Month LIBOR + 2.950%, 144A
4.254%(c)	04/18/24	561	561,242
AIMCO CLO (Cayman Islands),
Series 2014-AA, Class AR, 3 Month LIBOR + 1.100%, 144A
2.407%(c)	07/20/26	4,050	4,050,956
Apex Credit CLO II LLC (Cayman Islands),
Series 2017-2A, Class A,
—%(p)	09/20/29	8,150	8,187,327
Apidos CLO (Cayman Islands),
Series 2012-10A, Class A, 3 Month LIBOR + 1.420%, 144A
2.731%(c)	10/30/22	2,648	2,649,756
Atlas Senior Loan Fund Ltd. (Cayman Islands),
Series 2014-1A, Class AR2, 3 Month LIBOR + 1.260%, 144A
2.563%(c)	07/16/29	4,000	4,001,918
Atrium (Cayman Islands),
Series 10A, Class AR, 3 Month LIBOR + 0.950%, 144A
2.254%(c)	07/16/25	4,000	4,009,300
Birchwood Park CLO Ltd. (Cayman Islands),
Series 2014-1A, Class AR, 3 Month LIBOR + 1.180%, 144A
2.484%(c)	07/15/26	2,350	2,360,477
Crown Point CLO Ltd. (Cayman Islands),
Series 2012-1A, Class ACOM, 144A
1.965%	11/21/22	324	324,883
Cutwater Ltd. (Cayman Islands),
Series 2014-1A, Class A1AR, 3 Month LIBOR + 1.250%, 144A
2.554%(c)	07/15/26	4,000	4,017,170
Halcyon Loan Advisors Funding 2014-1 Ltd. (Cayman Islands),
Series 2014-1A, Class A1R, 3 Month LIBOR + 1.130%, 144A
2.435%(c)	04/18/26	3,750	3,750,741
Halcyon Loan Advisors Funding Ltd. (Cayman Islands),
Series 2013-1A, Class A1, 3 Month LIBOR + 1.150%, 144A
2.454%(c)	04/15/25	2,227	2,229,811
MidOcean Credit CLO lll (Cayman Islands),
Series 2014-3A, Class A, 3 Month LIBOR + 1.460%, 144A
2.767%(c)	07/21/26	700	700,149
Mountain View CLO Ltd. (Cayman Islands),
Series 2014-1A, Class AR, 3 Month LIBOR + 1.240%, 144A
2.544%(c)	10/15/26	3,200	3,200,788
Oaktree CLO Ltd. (Cayman Islands),
Series 2014-2A, Class A1AR, 3 Month LIBOR + 1.220%, 144A
2.527%(c)	10/20/26	2,300	2,305,277

Interest Rate	Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)
Collateralized Loan Obligations (cont’d.)
OCP CLO Ltd. (Cayman Islands),
Series 2012-2A, Class A1R, 3 Month LIBOR + 1.400%, 144A
2.715%(c)	11/22/25	2,450	$2,473,709
Octagon Investment Partners 24 Ltd. (Cayman Islands),
Series 2015-1A, Class A1R, 3 Month LIBOR + 0.900%, 144A
2.216%(c)	05/21/27	8,150	8,158,150
OHA Credit Partners Ltd. (Cayman Islands),
Series 2013-8A, Class A, 3 Month LIBOR + 1.120%, 144A
2.427%(c)	04/20/25	6,635	6,650,640
Sound Point CLO Ltd. (Cayman Islands),
Series 2016-1A, Class A, 3 Month LIBOR + 1.650%, 144A
2.957%(c)	07/20/28	7,650	7,738,582
Sound Point CLO XI Ltd. (Cayman Islands),
Series 2016-1A, Class B1, 3 Month LIBOR + 2.400%, 144A
3.707%(c)	07/20/28	1,550	1,551,065
Staniford Street CLO Ltd. (Cayman Islands),
Series 2014-1A, Class AR, 3 Month LIBOR + 1.180%, 144A
2.500%(c)	06/15/25	2,750	2,750,634
Venture VIII CDO Ltd.,
Series 2007-8A, Class A2A, 3 Month LIBOR + 0.220%, 144A
1.533%(c)	07/22/21	44	44,224

			76,577,918

Home Equity Loans — 0.5%
Citigroup Mortgage Loan Trust,
Series 2006-HE2, Class M1, 1 Month LIBOR + 0.290%
1.527%(c)	08/25/36	2,400	2,324,230
Soundview Home Loan Trust,
Series 2007-NS1, Class A3, 1 Month LIBOR + 0.200%
1.437%(c)	01/25/37	1,649	1,529,347

			3,853,577

Other — 0.1%
Invitation Homes Trust,
Series 2015-SFR2, Class D, 1 Month LIBOR + 2.300%, 144A
3.534%(c)	06/17/32	800	801,396

Residential Mortgage-Backed Securities — 0.8%
Ameriquest Mortgage Securities, Inc., Asset-Backed Pass-through Certificates,
Series 2005-R11, Class M2, 1 Month LIBOR + 0.470%
1.707%(c)	01/25/36	2,200	2,161,390
Structured Asset Securities Corp. Mortgage Loan Trust,
Series 2006-WF3, Class M1, 1 Month LIBOR + 0.250%
1.487%(c)	09/25/36	4,600	4,477,297

			6,638,687

Student Loans — 7.7%
Access Group, Inc.,
Series 2015-1, Class A, 1 Month LIBOR + 0.700%, 144A
1.937%(c)	07/25/56	1,109	1,110,061
Bank of America Student Loan Trust,
Series 2010-1A, Class A, 3 Month LIBOR + 0.800%, 144A
2.114%(c)	02/25/43	796	799,610

A574

AST GOLDMAN SACHS GLOBAL INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)
Student Loans (cont’d.)
ECMC Group Student Loan Trust,
Series 2017-1A, Class A, 1 Month LIBOR + 1.200%, 144A
2.437%(c)	12/27/66	6,378	$6,385,561
Education Loan Asset-Backed Trust I,
Series 2013-1, Class A2, 1 Month LIBOR + 0.800%, 144A
2.037%(c)	04/26/32	5,850	5,758,979
Higher Education Funding I,
Series 2014-1, Class A, 3 Month LIBOR + 1.050%, 144A
2.367%(c)	05/25/34	2,909	2,899,613
Montana Higher Education Student Assistance Corp.,
Series 2012-1, Class A3, 1 Month LIBOR + 1.050%
2.278%(c)	07/20/43	2,150	2,149,998
Navient Student Loan Trust,
Series 2017-2A, Class A, 1 Month LIBOR + 1.050%, 144A
2.282%(c)	12/27/66	6,853	6,947,013
Navient Student Loan Trust 2017-5,
Series 2017-5A, Class A, 1 Month LIBOR + 0.800%, 144A^
2.050%(c)	07/26/66	7,950	7,940,776
Nelnet Student Loan Trust,
Series 2006-1, Class A6, 3 Month LIBOR + 0.450%, 144A
1.764%(c)	08/23/36	3,700	3,601,944
New Hampshire Higher Education Loan Corp.,
Series 2011-1, Class A3, 3 Month LIBOR + 0.850%
2.164%(c)	10/25/37	2,500	2,512,675
North Carolina State Education Assistance Authority,
Series 2010-1, Class A1, 3 Month LIBOR + 0.900%
2.214%(c)	07/25/41	1,482	1,478,160
PHEAA Student Loan Trust,
Series 2016-1A, Class A, 1 Month LIBOR + 1.150%, 144A
2.387%(c)	09/25/65	3,567	3,612,231
Scholar Funding Trust,
Series 2010-A, Class A, 3 Month LIBOR + 0.750%, 144A
2.064%(c)	10/28/41	1,081	1,074,308
SLM Student Loan Trust,
Series 2003-1, Class A5A, 3 Month LIBOR + 0.110%, 144A
1.430%(c)	12/15/32	2,574	2,486,804
Series 2004-8A, Class A6, 3 Month LIBOR + 0.630%, 144A
1.944%(c)	01/25/40	1,850	1,849,446
Series 2005-5, Class A5, 3 Month LIBOR + 0.750%
2.064%(c)	10/25/40	800	788,748
Series 2007-2, Class A4, 3 Month LIBOR + 0.060%
1.374%(c)	07/25/22	3,150	3,058,426
Series 2008-2, Class A3, 3 Month LIBOR + 0.750%
2.064%(c)	04/25/23	193	193,105
Series 2008-4, Class A4, 3 Month LIBOR + 1.650%
2.964%(c)	07/25/22	1,109	1,138,018
Series 2008-5, Class A4, 3 Month LIBOR + 1.700%
3.014%(c)	07/25/23	3,785	3,897,397
SunTrust Student Loan Trust,
Series 2006-1A, Class A4, 3 Month LIBOR + 0.190%, 144A
1.504%(c)	10/28/37	2,608	2,478,697

			62,161,570

TOTAL ASSET-BACKED SECURITIES (cost $146,915,968)			150,033,148

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS — 18.2%
Belgium — 0.7%
Anheuser-Busch InBev Finance, Inc.,
Gtd. Notes
2.650%	02/01/21		2,200	$2,235,729
3.300%	02/01/23		600	622,065
3.650%	02/01/26		3,000	3,103,537

				5,961,331

Brazil — 0.2%
Petrobras Global Finance BV,
Gtd. Notes
6.850%	06/05/15		560	534,100
8.750%	05/23/26		60	72,075
Gtd. Notes, 144A
5.999%	01/27/28		632	632,107

				1,238,282

China — 0.1%
China Evergrande Group,
Sr. Sec’d. Notes
8.750%	06/28/25		640	649,471

France — 1.4%
BNP Paribas SA,
Sub. Notes, MTN, 144A
4.375%	09/28/25		250	259,425
4.375%	05/12/26		750	783,143
Credit Agricole SA/London,
Sr. Unsec’d. Notes, MTN, 144A
3.375%	01/10/22		1,000	1,022,487
Dexia Credit Local SA,
Gov’t. Liquid Gtd. Notes, EMTN
1.125%	06/15/22	GBP	2,600	3,461,769
Gov’t. Liquid Gtd. Notes, MTN, 144A
1.875%	03/28/19		3,700	3,695,663
Electricite de France SA,
Jr. Sub. Notes, EMTN
4.250%		EUR	1,700	2,132,283

				11,354,770

Germany — 2.5%
Deutsche Bank AG,
Sr. Unsec’d. Notes
2.700%	07/13/20		3,300	3,313,383
Sr. Unsec’d. Notes, GMTN
2.850%	05/10/19		150	151,498
3.125%	01/13/21		100	101,055
Kreditanstalt fuer Wiederaufbau,
Gov’t. Gtd. Notes
1.625%	01/15/21	EUR	4,500	5,664,777
3.500%	07/04/21	EUR	7,800	10,527,778

				19,758,491

Italy — 0.4%
Intesa Sanpaolo SpA,
Gtd. Notes
5.250%	01/12/24		250	275,577
UniCredit SpA,
Sub. Notes, EMTN
6.950%	10/31/22	EUR	2,200	3,178,021

				3,453,598

A575

AST GOLDMAN SACHS GLOBAL INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Japan — 0.1%
Mitsubishi UFJ Financial Group, Inc.,
Sr. Unsec’d. Notes
2.950%	03/01/21	1,050	$1,066,806

Mexico — 0.3%
Petroleos Mexicanos,
Gtd. Notes
5.500%	06/27/44	34	31,705
5.625%	01/23/46	20	18,600
6.375%	02/04/21	55	60,253
6.375%	01/23/45	60	61,050
6.625%	06/15/35	30	32,325
Gtd. Notes, EMTN
5.125%	03/15/23	EUR 610	825,620
Gtd. Notes, MTN, 144A
6.500%	03/13/27	710	786,843
6.750%	09/21/47	400	425,560
Trust F/1401,
Sr. Unsec’d. Notes
5.250%	12/15/24	400	426,519

			2,668,475

Netherlands — 1.0%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust,
Gtd. Notes
3.500%	05/26/22	2,050	2,099,139
3.750%	05/15/19	2,050	2,097,704
4.625%	07/01/22	1,900	2,036,486
ING Bank NV,
Sub. Notes, 144A
5.800%	09/25/23	1,100	1,255,918
Sub. Notes, EMTN
4.125%	11/21/23	350	356,299
NN Group NV,
Sub. Notes
4.625%	04/08/44	EUR 300	399,598

			8,245,144

Switzerland — 0.8%
Cloverie PLC for Zurich Insurance Co. Ltd.,
Sub. Notes, EMTN
5.625%	06/24/46	1,100	1,205,950
Credit Suisse AG,
Sub. Notes
5.750%	09/18/25	EUR 1,100	1,469,148
Glencore Funding LLC,
Gtd. Notes, 144A
4.125%	05/30/23	1,850	1,925,943
UBS Group Funding Switzerland AG,
Gtd. Notes, 144A
4.125%	09/24/25	1,500	1,577,863

			6,178,904

United Kingdom — 1.8%
Aviva PLC,
Jr. Sub. Notes
5.902%		GBP 1,100	1,599,287
6.125%		GBP 300	453,857
Sub. Notes
6.125%	11/14/36	GBP 150	235,407

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United Kingdom (cont’d.)
Sub. Notes, EMTN
5.125%	06/04/50	GBP 100	$144,878
Barclays Bank PLC,
Sub. Notes
10.179%	06/12/21	750	928,814
Sub. Notes, EMTN
10.000%	05/21/21	GBP 650	1,099,939
Barclays PLC,
Sr. Unsec’d. Notes
3.684%	01/10/23	900	923,016
BAT Capital Corp.,
Gtd. Notes, 144A
3.222%	08/15/24	700	701,725
3.557%	08/15/27	1,050	1,060,555
BAT International Finance PLC,
Gtd. Notes, 144A
3.950%	06/15/25	250	260,488
Gtd. Notes, EMTN
1.250%	03/13/27	EUR 950	1,093,159
BP Capital Markets PLC,
Gtd. Notes
3.017%	01/16/27	150	147,635
3.814%	02/10/24	200	210,646
GKN Holdings PLC,
Sr. Unsec’d. Notes, EMTN
5.375%	09/19/22	GBP 650	1,007,558
HSBC Bank PLC,
Sr. Unsec’d. Notes, EMTN, 144A
17.738%(s)	06/07/18	EGP 11,000	557,200
Reynolds American, Inc.,
Gtd. Notes
4.000%	06/12/22	400	422,565
5.850%	08/15/45	1,600	1,957,761
Standard Life Aberdeen PLC,
Gtd. Notes
6.546%		GBP 950	1,393,882

			14,198,372

United States — 8.6%
Allergan Funding SCS,
Gtd. Notes
3.000%	03/12/20	250	255,232
American International Group, Inc.,
Sr. Unsec’d. Notes
3.875%	01/15/35	350	342,735
4.800%	07/10/45	450	491,033
Anadarko Petroleum Corp.,
Sr. Unsec’d. Notes
3.450%	07/15/24	50	49,621
6.450%	09/15/36	750	887,247
AT&T, Inc.,
Sr. Unsec’d. Notes
2.800%	02/17/21	1,800	1,821,435
2.850%	02/14/23(a)	800	794,976
3.000%	06/30/22	250	252,434
3.200%	03/01/22	1,300	1,325,793
3.900%	08/14/27	800	801,557

A576

AST GOLDMAN SACHS GLOBAL INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
Bank of America Corp.,
Sr. Unsec’d. Notes, GMTN
3.500%	04/19/26	1,900	$1,931,682
Sr. Unsec’d. Notes, MTN
3.248%	10/21/27	1,250	1,224,954
3.824%	01/20/28	1,850	1,902,179
3.875%	08/01/25	2,050	2,147,408
Sub. Notes
6.110%	01/29/37	275	343,843
Sub. Notes, MTN
4.183%	11/25/27	1,550	1,606,538
Becton Dickinson & Co.,
Sr. Unsec’d. Notes
2.894%	06/06/22	1,550	1,555,043
3.363%	06/06/24	1,650	1,665,394
Broadcom Corp./Broadcom Cayman Finance Ltd.,
Gtd. Notes, 144A
3.000%	01/15/22	500	508,341
3.625%	01/15/24	650	667,795
3.875%	01/15/27	600	617,982
Buckeye Partners LP,
Sr. Unsec’d. Notes
4.150%	07/01/23	1,550	1,605,478
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes
3.579%	07/23/20	400	410,631
4.908%	07/23/25	1,100	1,175,917
Citigroup Global Markets Holdings, Inc.,
Gtd. Notes, EMTN
19.918%(s)	11/09/17	EGP 12,950	721,193
Gtd. Notes, EMTN, 144A
18.572%(s)	11/02/17	EGP 20,400	1,140,040
18.600%(s)	05/10/18	EGP 25,850	1,323,932
Gtd. Notes, MTN, 144A
18.098%(s)	05/03/18	EGP 59,660	3,064,175
Citigroup, Inc.,
Sr. Unsec’d. Notes
3.200%	10/21/26	1,400	1,377,887
Devon Energy Corp.,
Sr. Unsec’d. Notes(a)
3.250%	05/15/22	150	151,775
4.750%	05/15/42	600	607,438
5.000%	06/15/45	300	316,135
5.600%	07/15/41	50	54,720
Enterprise Products Operating LLC,
Gtd. Notes
2.850%	04/15/21	700	710,967
3.750%	02/15/25	300	310,922
Exelon Corp.,
Jr. Sub. Notes
3.497%	06/01/22	950	978,588
Sr. Unsec’d. Notes
3.400%	04/15/26	1,000	1,005,550
3.950%	06/15/25	1,000	1,044,583
Fidelity National Information Services, Inc.,
Sr. Unsec’d. Notes
1.100%	07/15/24	EUR 800	941,204

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
Forest Laboratories LLC,
Gtd. Notes, 144A
5.000%	12/15/21	600	$655,740
HCP, Inc.,
Sr. Unsec’d. Notes
4.250%	11/15/23	700	742,901
5.375%	02/01/21	94	102,105
JPMorgan Chase & Co.,
Sr. Unsec’d. Notes
3.300%	04/01/26	1,800	1,805,329
JPMorgan Chase Bank NA,
Gtd. Notes, EMTN, 144A
19.149%(s)	02/15/18	EGP 16,825	893,508
Sr. Unsec’d. Notes, EMTN, 144A
20.338%(s)	07/26/18	EGP 17,400	857,628
Unsec’d. Notes, EMTN, 144A
18.667%(s)	05/17/18	EGP 11,625	591,650
Kinder Morgan Energy Partners LP,
Gtd. Notes
3.950%	09/01/22	1,780	1,847,994
4.250%	09/01/24	250	259,441
4.300%	05/01/24	50	52,031
Kinder Morgan, Inc.,
Gtd. Notes(a)
4.300%	06/01/25	1,050	1,099,899
Gtd. Notes, 144A
5.000%	02/15/21	200	214,574
Kraft Heinz Foods Co.,
Gtd. Notes
2.800%	07/02/20	200	203,613
Kroger Co/The,
Sr. Unsec’d. Notes
2.800%	08/01/22	1,700	1,704,623
McDonald’s Corp.,
Sr. Unsec’d. Notes, MTN
2.750%	12/09/20	100	101,890
MetLife, Inc.,
Sr. Unsec’d. Notes
3.600%	04/10/24	110	114,997
4.368%	09/15/23	500	544,859
Morgan Stanley,
Sr. Unsec’d. Notes
3.625%	01/20/27	1,200	1,216,301
Sr. Unsec’d. Notes, GMTN
2.375%	03/31/21	EUR 150	190,454
3.700%	10/23/24	1,750	1,812,954
Sr. Unsec’d. Notes, MTN
3.125%	07/27/26	900	882,780
4.300%	01/27/45	200	209,654
5.625%	09/23/19	400	427,242
Mylan NV,
Gtd. Notes(a)
3.950%	06/15/26	1,750	1,781,683
Plains All American Pipeline LP/PAA Finance Corp.,
Sr. Unsec’d. Notes(a)
4.500%	12/15/26	1,550	1,573,111
4.700%	06/15/44	650	588,192

A577

AST GOLDMAN SACHS GLOBAL INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
United States (cont’d.)
Sabine Pass Liquefaction LLC,
Sr. Sec’d. Notes
5.625%	03/01/25		1,200	$1,323,762
Sprint Communications, Inc.,
Sr. Unsec’d. Notes
7.000%	08/15/20		2,350	2,567,657
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes
2.875%	12/15/21		850	871,928
Ventas Realty LP,
Gtd. Notes
3.750%	05/01/24		250	257,076
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
2.450%	11/01/22		1,150	1,141,230
2.946%	03/15/22		1,412	1,435,925
3.000%	11/01/21		350	357,182
3.125%	03/16/22		1,250	1,280,884
3.450%	03/15/21		200	207,922
4.500%	09/15/20		300	321,850
5.150%	09/15/23		1,000	1,120,968

				69,495,894

Venezuela — 0.3%
Petroleos de Venezuela SA,
Gtd. Notes
5.375%	04/12/27		820	245,999
6.000%	10/28/22		6,910	1,964,168

				2,210,167

TOTAL CORPORATE BONDS (cost $143,296,014)				146,479,705

FOREIGN GOVERNMENT BONDS — 34.2%
Argentine Republic Government International Bond (Argentina),
Sr. Unsec’d. Notes
2.260%	12/31/38	EUR	60	48,221
2.500%	12/31/38		120	84,600
Sr. Unsec’d. Notes, 144A
7.125%	06/28/17		1,760	1,756,480
Australia Government Bond (Australia),
Sr. Unsec’d. Notes
1.750%	11/21/20	AUD	1,415	1,096,450
3.250%	04/21/25	AUD	10,085	8,213,889
Brazil Notas do Tesouro Nacional (Brazil),
Notes
6.000%	08/15/50	BRL	86	92,914
10.000%	01/01/27	BRL	2,346	751,790
Canada Housing Trust No. 1 (Canada),
Gov’t. Gtd. Notes, 144A
2.350%	12/15/18	CAD	1,800	1,456,229
Canadian Government Bond (Canada),
Bonds
2.750%	12/01/48	CAD	2,070	1,750,230
3.500%	06/01/20	CAD	6,010	5,057,166
Denmark Government Bond (Denmark),
Bonds
4.500%	11/15/39	DKK	4,255	1,135,994

Interest Rate	Maturity Date	Principal Amount (000)#		Value
FOREIGN GOVERNMENT BONDS (Continued)
Dominican Republic International Bond (Dominican Republic),
Sr. Unsec’d. Notes
5.500%	01/27/25		380	$401,849
5.875%	04/18/24		320	347,200
6.850%	01/27/45		1,430	1,599,813
Ecuador Government International Bond (Ecuador),
Sr. Unsec’d. Notes
9.625%	06/02/27		390	409,499
Sr. Unsec’d. Notes, 144A
9.625%	06/02/27		200	209,999
Sr. Unsec’d. Notes
9.650%	12/13/26		740	780,699
European Financial Stability Facility (Supranational Bank),
Gov’t. Gtd. Notes, EMTN
0.400%	05/31/26	EUR	2,500	2,906,952
2.350%	07/29/44	EUR	1,000	1,374,810
Finland Government Bond (Finland),
Sr. Unsec’d. Notes, 144A
3.375%	04/15/20	EUR	2,060	2,677,669
French Republic Government Bond OAT (France),
Bonds, 144A
1.750%	05/25/66	EUR	1,870	2,046,413
Bonds
4.250%	10/25/17	EUR	20,130	23,856,037
4.500%	04/25/41	EUR	1,400	2,606,902
Indonesia Government International Bond (Indonesia),
Sr. Unsec’d. Notes, MTN
4.125%	01/15/25		1,210	1,269,861
Sr. Unsec’d. Notes, MTN, 144A
4.750%	01/08/26		1,800	1,962,587
Sr. Unsec’d. Notes, MTN
5.875%	01/15/24		200	229,273
Israel Government Bond (Israel),
Bonds
1.750%	08/31/25	ILS	2,680	772,667
Italy Buoni Poliennali del Tesoro (Italy),
Bonds
1.500%	08/01/19	EUR	4,470	5,443,235
1.850%	05/15/24	EUR	7,220	8,761,484
Bonds, TIPS
2.150%	11/12/17	EUR	3,100	3,684,754
Italy Buoni Poliennali Del Tesoro (Italy),
Bonds
2.200%	06/01/27	EUR	4,740	5,649,950
Italy Buoni Poliennali del Tesoro (Italy),
Bonds, 144A
2.800%	03/01/67	EUR	2,290	2,286,476
Bonds
4.250%	09/01/19	EUR	5,820	7,458,267
5.000%	09/01/40	EUR	740	1,133,379
Japan Government Five Year Bond (Japan),
Sr. Unsec’d. Notes
0.100%	06/20/20	JPY	285,750	2,553,657
0.100%	12/20/20	JPY	3,094,800	27,679,517
0.100%	09/20/21	JPY	756,000	6,768,694
Japan Government Forty Year Bond (Japan),
Sr. Unsec’d. Notes
1.400%	03/20/55	JPY	161,400	1,603,099

A578

AST GOLDMAN SACHS GLOBAL INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
FOREIGN GOVERNMENT BONDS (Continued)
Japan Government Ten Year Bond (Japan),
Sr. Unsec’d. Notes
0.100%	06/20/26	JPY	883,750	$7,906,981
0.100%	09/20/26	JPY	783,150	6,998,831
Japan Government Thirty Year Bond (Japan),
Sr. Unsec’d. Notes
0.800%	06/20/47	JPY	107,500	940,526
1.400%	09/20/45	JPY	985,900	10,002,690
Japan Government Twenty Year Bond (Japan),
Sr. Unsec’d. Notes
1.200%	03/20/35	JPY	2,329,350	23,279,631
Japanese Government CPI Linked Bond (Japan),
Sr. Unsec’d. Notes, TIPS
0.100%	03/10/25	JPY	1,548,100	14,301,794
0.100%	03/10/26	JPY	1,249,000	11,554,606
Kingdom of Belgium Government Bond (Belgium),
Sr. Unsec’d. Notes, 144A
0.800%	06/22/27	EUR	1,500	1,782,910
Sr. Unsec’d. Notes
3.750%	06/22/45	EUR	1,140	1,966,518
Mexican Bonos (Mexico),
Bonds
6.500%	06/10/21	MXN	6,226	339,793
6.500%	06/09/22	MXN	28,785	1,567,046
8.000%	11/07/47	MXN	66	3,931
10.000%	12/05/24	MXN	31,978	2,079,240
Sr. Unsec’d. Notes
7.750%	11/23/34	MXN	93	5,443
8.000%	12/07/23	MXN	2,489	145,471
Province of British Columbia (Canada),
Sr. Unsec’d. Notes
4.650%	12/18/18	CAD	1,300	1,080,154
Unsec’d. Notes
2.850%	06/18/25	CAD	3,800	3,095,793
Province of Ontario (Canada),
Notes
4.650%	06/02/41	CAD	2,700	2,642,246
Unsec’d. Notes
2.600%(s)	06/02/25	CAD	5,000	3,991,465
Republic of Austria Government Bond (Austria),
Sr. Unsec’d. Notes, 144A
4.150%	03/15/37	EUR	1,140	2,032,868
South Africa Government Bond (South Africa),
Bonds
6.500%	02/28/41	ZAR	1,150	60,206
7.000%	02/28/31	ZAR	9,700	596,846
8.250%	03/31/32	ZAR	19,790	1,336,591
8.750%	01/31/44	ZAR	1,110	74,011
8.875%	02/28/35	ZAR	14,090	983,313
Spain Government Bond (Spain),
Bonds, 144A
5.400%	01/31/23	EUR	3,470	5,162,143
Sr. Unsec’d. Notes, 144A
3.450%	07/30/66	EUR	1,100	1,376,060
4.850%	10/31/20	EUR	2,970	4,040,397
5.900%	07/30/26	EUR	4,700	7,663,961
Swiss Confederation Government Bond (Switzerland),
Bonds
2.250%	07/06/20	CHF	900	1,005,256
4.000%	04/08/28	CHF	300	437,383

Interest Rate	Maturity Date	Principal Amount (000)#		Value
FOREIGN GOVERNMENT BONDS (Continued)
Thailand Government Bond (Thailand),
Sr. Unsec’d. Notes
1.875%	06/17/22	THB	115,260	$3,475,060
United Kingdom Gilt (United Kingdom),
Bonds
3.500%	07/22/68	GBP	1,720	3,677,417
Unsec’d. Notes
3.500%	01/22/45	GBP	900	1,601,722
4.500%	09/07/34	GBP	5,570	10,430,657
Venezuela Government International Bond (Venezuela),
Sr. Unsec’d. Notes
6.000%	12/09/20		170	65,449
9.250%	05/07/28		580	198,765

TOTAL FOREIGN GOVERNMENT BONDS (cost $269,352,556)				275,821,879

MUNICIPAL BONDS — 0.4%
Puerto Rico — 0.4%
Commonwealth of Puerto Rico (Puerto Rico),
General Obligation Unlimited,
6.000%	07/01/39		1,120	513,800
6.000%	07/01/39		100	45,875
8.000%	07/01/35		590	286,150
Puerto Rico Commonwealth Aqueduct & Sewer Authority (Puerto Rico),
Revenue Bonds,
5.000%	07/01/33		5	3,645
5.250%	07/01/42		855	619,978
6.000%	07/01/38		5	3,850
Puerto Rico Sales Tax Financing Corp. (Puerto Rico), Revenue Bonds,
5.250%	08/01/41		430	89,763
5.375%	08/01/39		3,150	657,563
5.500%	08/01/28		25	5,219
6.000%	08/01/42		75	15,656
6.500%	08/01/44		2,605	543,794
6.750%	08/01/32		915	191,006

TOTAL MUNICIPAL BONDS (cost $5,065,040)				2,976,299

RESIDENTIAL MORTGAGE-BACKED
SECURITIES — 4.1%
Citigroup Mortgage Loan Trust,
Series 2007-AR5, Class 1A2A
3.363%(cc)	04/25/37		1,411	1,275,786
DSLA Mortgage Loan Trust,
Series 2006-AR2, Class 2A1A, 1 Month LIBOR + 0.200%
1.437%(c)	10/19/36		2,735	2,423,108
Fannie Mae Connecticut Avenue Securities,
Series 2016-C04, Class 1M2, 1 Month LIBOR + 4.250%
5.487%(c)	01/25/29		470	515,211
Fannie Mae REMICS,
Series 2013-121, Class SA, IO, 1 Month LIBOR x Factor + 6.100%
4.866%(c)	12/25/43		5,789	923,139
Series 2014-73, Class SA, IO, 1 Month LIBOR x Factor + 6.150%
4.916%(c)	11/25/44		14,797	2,658,458
Series 2015-28, Class PS, IO, 1 Month LIBOR x Factor + 5.600%
4.366%(c)	08/25/44		2,433	373,553
Series 2016-69, Class BS, IO, 1 Month LIBOR x Factor + 6.100%

A579

AST GOLDMAN SACHS GLOBAL INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED
SECURITIES (Continued)
4.866%(c)	10/25/46	9,454	$1,415,849
Freddie Mac REMICS,
Series 3933, Class SK, IO, 1 Month LIBOR x Factor + 5.950%
4.716%(c)	10/15/41	9,217	1,335,921
Series 4059, Class SP, IO, 1 Month LIBOR x Factor + 6.550%
5.316%(c)	06/15/42	2,018	402,057
Series 4248, Class S, IO, 1 Month LIBOR x Factor + 6.000%
4.766%(c)	09/15/43	825	147,730
Series 4286, Class SN, IO, 1 Month LIBOR x Factor + 6.000%
4.766%(c)	12/15/43	17,039	2,872,185
Freddie Mac Structured Agency Credit Risk Debt Notes,
Series 2015-DN1, Class M3, 1 Month LIBOR + 4.150%
5.387%(c)	01/25/25	325	349,277
Series 2015-HQA2, Class M3, 1 Month LIBOR + 4.800%
6.037%(c)	05/25/28	1,770	2,025,040
Series 2016-DNA3, Class M3, 1 Month LIBOR + 5.000%
6.237%(c)	12/25/28	650	740,698
Series 2016-DNA4, Class M3, 1 Month LIBOR + 3.800%
5.037%(c)	03/25/29	400	432,254
Government National Mortgage Assoc.,
Series 2013-113, Class SD, IO, 1 Month LIBOR x Factor + 6.700%
5.466%(c)	08/16/43	201	37,039
Series 2013-124, Class CS, IO, 1 Month LIBOR x Factor + 6.050%
4.814%(c)	08/20/43	3,239	486,058
Series 2014-117, Class SJ, IO, 1 Month LIBOR x Factor + 5.600%
4.364%(c)	08/20/44	9,312	1,362,575
Series 2014-158, Class SA, IO, 1 Month LIBOR x Factor + 5.600%
4.366%(c)	10/16/44	4,447	689,357
Government National Mortgage Association,
Series 2016-109, Class IH, IO
4.000%	10/20/45	2,333	367,046
GreenPoint MTA Trust,
Series 2005-AR1, Class A2, 1 Month LIBOR + 0.440%
1.677%(c)	06/25/45	1,824	1,706,379
Impac Secured Assets Trust,
Series 2007-1, Class A2, 1 Month LIBOR + 0.160%
1.397%(c)	03/25/37	427	375,990
IndyMac INDX Mortgage Loan Trust,
Series 2006-AR8, Class A3A, 1 Month LIBOR + 0.230%
1.467%(c)	07/25/46	2,425	2,277,943
Mortgage Repurchase Agreement Financing Trust,
Series 2016-1, Class A2, 1 Month LIBOR + 0.950%, 144A
2.181%(c)	04/10/19	1,400	1,400,030
Series 2017-1, Class A1, 1 Month LIBOR + 0.850%, 144A
2.081%(c)	07/10/19	1,100	1,100,283
Station Place Securitization Trust,
Series 2015-2, Class A, 1 Month LIBOR + 1.050%, 144A^
2.287%(c)	05/15/18	1,350	1,350,000
Structured Asset Mortgage Investments II Trust,
Series 2006-AR1, Class 2A1, 1 Month LIBOR + 0.230%
1.467%(c)	02/25/36	373	349,328
WaMu Mortgage Pass-Through Certificates Trust,
Series 2006-AR11, Class 2A, Cost of Funds for the 11th District of San Francisco + 1.500%
2.148%(c)	09/25/46	1,159	1,152,395
Series 2006-AR9, Class 1A, Federal Reserve US 12 Month Cumulative Avg 1 Year CMT + 1.000%
1.830%(c)	08/25/46	2,785	2,609,196

Interest Rate	Maturity Date	Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED
SECURITIES (Continued)
TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $32,284,241)			$33,153,885

U.S. GOVERNMENT AGENCY
OBLIGATIONS — 14.5%
Federal Home Loan Banks
2.625%	09/12/25	3,700	3,745,447
Federal Home Loan Mortgage Corp.
4.000%	06/01/40	18	19,061
4.000%	02/01/41	122	128,582
4.000%	02/01/41	70	74,330
4.000%	11/01/41	14	14,916
Federal National Mortgage Assoc.
3.500%	08/01/45	5,805	6,021,534
3.500%	TBA	18,000	18,556,171
4.000%	TBA	6,000	6,317,344
5.000%	02/01/38	20	22,303
5.000%	02/01/38	17	18,594
Government National Mortgage Assoc.
4.000%	TBA	1,000	1,052,187
4.000%	10/20/43	6,506	6,923,907
4.000%	05/20/45	77	81,448
4.000%	07/20/45	5,322	5,634,373
4.000%	08/20/45	2,883	3,052,079
4.000%	09/20/45	2,622	2,776,540
4.000%	10/20/45	3,638	3,851,196
4.000%	11/20/45	1,177	1,248,366
4.000%	01/20/46	4,778	5,056,840
4.000%	02/20/46	2,967	3,139,687
4.000%	03/20/46	4,492	4,770,087
4.000%	04/20/46	1,794	1,898,037
4.000%	05/20/46	1,598	1,689,429
4.000%	05/20/47	8,820	9,301,498
4.000%	06/20/47	13,838	14,625,128
4.000%	07/20/47	6,963	7,360,691
4.000%	08/20/47	2,993	3,166,988
4.000%	09/20/47	6,000	6,342,622

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $116,974,108)			116,889,385

U.S. TREASURY OBLIGATIONS — 2.3%
U.S. Treasury Inflation Indexed Bonds, TIPS
0.125%	07/15/26	1,330	1,320,798
0.250%	01/15/25	5,900	6,037,396
0.375%	07/15/23	5,044	5,375,148
0.625%	01/15/26	4,000	4,176,684
U.S. Treasury Strips Coupon
2.341%(s)	11/15/36	2,230	1,309,816

TOTAL U.S. TREASURY OBLIGATIONS (cost $18,217,660)			18,219,842

TOTAL LONG-TERM INVESTMENTS (cost $722,623,946)			743,574,143

		Shares
SHORT-TERM INVESTMENTS — 8.1%

A580

AST GOLDMAN SACHS GLOBAL INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

			Shares	Value
AFFILIATED MUTUAL FUNDS — 5.4%

Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund(w)			39,287,560	$39,287,560
Prudential Investment Portfolios 2 - Prudential Institutional Money Market Fund (cost $4,296,794; includes $4,293,075 of cash collateral for securities on loan)(b)(w)			4,296,364	4,296,794

				43,584,354

Interest Rate	Maturity Date		Principal Amount (000)#
FOREIGN TREASURY OBLIGATIONS — 2.7%
Brazil Letras do Tesouro Nacional
9.048%(s)	10/01/19	BRL	19,780	5,366,215
Japan Treasury Discount Bill
0.153%(s)	12/18/17	JPY	1,811,900	16,106,628

TOTAL FOREIGN TREASURY OBLIGATIONS (cost $21,459,699)				21,472,843

OPTION PURCHASED* — 0.0% (cost $95,651)				133,688

TOTAL SHORT-TERM INVESTMENTS (cost $65,139,704)				65,190,885

TOTAL INVESTMENTS, BEFORE SECURITY SOLD SHORT — 100.4% (cost $787,763,650)				808,738,028

SECURITY SOLD SHORT — (1.2%)
U.S. GOVERNMENT AGENCY OBLIGATION - SHORT
Government National Mortgage Assoc. (proceeds received $9,481,641)
4.000%		TBA	9,000	(9,477,773)

TOTAL INVESTMENTS — 99.2% (cost $787,763,650)				799,287,255
Other assets in excess of liabilities(z) — 0.8%				6,137,196

NET ASSETS — 100.0%				$805,424,451

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.

*	Non-income producing

^	Indicates a Level 3 security. The aggregate value of Level 3 securities is $9,290,776 and 1.2% of net assets.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $4,202,673; cash collateral of $4,293,075 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.

(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at September 30, 2017.

(p)	Interest rate not available as of September 30, 2017.

(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.

(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as the manager of the Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund and Prudential Institutional Money Market Fund.

(z)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end, with the exception of options which are included in net assets at market value:

Exchange Traded Options - Purchased:

Description	Call/ Put	Expiration Date	Strike Price	Contracts	Notional Amount (000)#	Value
1 Year Euro Dollar Midcurve Futures	Put	06/15/18	$98.00	345	863	$133,688

Futures contracts outstanding at September 30, 2017:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Current Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Long Positions:
212	5 Year Euro-Bobl	Dec. 2017	$32,937,348	$32,868,644	$(68,704)
92	10 Year Euro-Bund	Dec. 2017	17,628,176	17,507,292	(120,884)
16	10 Year Japanese Bonds	Dec. 2017	21,463,675	21,378,360	(85,315)
34	10 Year U.K. Gilt	Dec. 2017	5,770,391	5,643,963	(126,428)
279	10 Year U.S. Treasury Notes	Dec. 2017	35,250,441	34,962,188	(288,253)
48	10 Year U.S. Ultra Treasury Notes	Dec. 2017	6,519,816	6,447,750	(72,066)
42	30 Year Euro Buxl	Dec. 2017	8,281,362	8,104,148	(177,214)
182	30 Year U.S. Ultra Treasury Bonds	Dec. 2017	30,480,724	30,052,750	(427,974)
53	Euro-OAT	Dec. 2017	9,791,679	9,718,024	(73,655)

					(1,440,493)

Short Positions:
357	90 Day Euro Dollar	Dec. 2018	87,554,513	87,585,488	(30,975)

A581

AST GOLDMAN SACHS GLOBAL INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Futures contracts outstanding at September 30, 2017 (continued):

Number of Contracts	Type	Expiration Date	Value at Trade Date	Current Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Short Positions (cont’d.):
104	2 Year U.S. Treasury Notes	Dec. 2017	$22,489,998	$22,433,125	$56,873
484	5 Year U.S. Treasury Notes	Dec. 2017	57,277,625	56,870,000	407,625
76	20 Year U.S. Treasury Bonds	Dec. 2017	11,910,625	11,613,750	296,875
48	Euro-BTP Italian Government Bond	Dec. 2017	7,662,877	7,656,400	6,477

					736,875

					$(703,618)

Cash and foreign currency of $1,641,730 has been segregated with Credit Suisse First Boston Corp. to cover requirements for open futures contracts at September 30, 2017.

Forward foreign currency exchange contracts outstanding at September 30, 2017:

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts:
Argentine Peso,
Expiring 10/05/17	Morgan Stanley	ARS	16,391	$932,000	$943,573	$11,573
Expiring 10/06/17	Morgan Stanley	ARS	10,412	595,299	599,032	3,733
Expiring 10/06/17	Morgan Stanley	ARS	7,546	431,177	434,129	2,952
Expiring 10/06/17	Morgan Stanley	ARS	6,295	359,603	362,173	2,570
Expiring 10/10/17	Morgan Stanley	ARS	15,845	890,193	909,559	19,366
Expiring 10/10/17	Morgan Stanley	ARS	6,914	382,421	396,887	14,466
Expiring 10/10/17	Morgan Stanley	ARS	5,932	331,573	340,499	8,926
Expiring 10/10/17	Morgan Stanley	ARS	4,526	246,373	259,794	13,421
Expiring 10/11/17	Morgan Stanley	ARS	6,004	343,659	344,428	769
Expiring 10/12/17	Morgan Stanley	ARS	2,966	169,617	170,045	428
Expiring 10/23/17	Morgan Stanley	ARS	22,231	1,252,761	1,266,644	13,883
Expiring 10/23/17	Morgan Stanley	ARS	4,313	235,525	245,710	10,185
Expiring 10/25/17	Morgan Stanley	ARS	14,769	840,940	840,557	(383)
Expiring 10/30/17	Morgan Stanley	ARS	9,913	554,000	562,580	8,580
Expiring 10/30/17	Morgan Stanley	ARS	1,477	82,255	83,792	1,537
Expiring 11/01/17	Morgan Stanley	ARS	21,472	1,194,891	1,217,244	22,353
Expiring 11/02/17	Morgan Stanley	ARS	12,005	673,424	680,162	6,738
Expiring 11/03/17	Morgan Stanley	ARS	16,391	930,503	928,167	(2,336)
Expiring 11/07/17	Morgan Stanley	ARS	14,731	827,912	832,356	4,444
Expiring 11/08/17	Morgan Stanley	ARS	15,094	850,383	852,416	2,033
Expiring 11/13/17	Morgan Stanley	ARS	22,063	1,239,856	1,242,579	2,723
Expiring 11/13/17	Morgan Stanley	ARS	4,583	257,750	258,098	348
Expiring 11/17/17	Morgan Stanley	ARS	10,562	592,681	593,525	844
Expiring 11/21/17	Morgan Stanley	ARS	20,884	1,187,277	1,171,077	(16,200)
Expiring 11/21/17	Morgan Stanley	ARS	19,588	1,110,910	1,098,399	(12,511)
Expiring 11/24/17	Morgan Stanley	ARS	9,059	502,311	507,167	4,856
Expiring 11/24/17	Morgan Stanley	ARS	3,943	221,180	220,749	(431)
Australian Dollar,
Expiring 12/20/17	Morgan Stanley	AUD	2,083	1,667,504	1,632,315	(35,189)
Expiring 12/20/17	Morgan Stanley	AUD	1,489	1,195,217	1,166,835	(28,382)
Expiring 12/20/17	Morgan Stanley	AUD	1,183	924,137	926,925	2,788
Expiring 12/20/17	Morgan Stanley	AUD	1,177	920,651	922,609	1,958
Expiring 12/20/17	Morgan Stanley	AUD	1,177	923,983	922,003	(1,980)
Expiring 12/20/17	Morgan Stanley	AUD	1,175	921,006	920,773	(233)
Expiring 12/20/17	Morgan Stanley	AUD	1,171	922,103	917,639	(4,464)
Expiring 12/20/17	Morgan Stanley	AUD	1,170	918,275	916,856	(1,419)
Expiring 12/20/17	Morgan Stanley	AUD	1,168	925,395	915,288	(10,107)
Expiring 12/20/17	Morgan Stanley	AUD	1,167	925,548	914,504	(11,044)
Expiring 12/20/17	Morgan Stanley	AUD	1,166	924,842	913,720	(11,122)
Expiring 12/20/17	Morgan Stanley	AUD	1,163	932,835	911,369	(21,466)
Expiring 12/20/17	Morgan Stanley	AUD	874	689,233	684,943	(4,290)
Expiring 12/20/17	Morgan Stanley	AUD	699	556,105	547,446	(8,659)

A582

AST GOLDMAN SACHS GLOBAL INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Forward foreign currency exchange contracts outstanding at September 30, 2017 (continued):

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts (cont’d.):
Australian Dollar (cont’d.),
Expiring 12/20/17	Morgan Stanley	AUD	630	$493,911	$494,004	$93
Expiring 12/20/17	Morgan Stanley	AUD	508	403,024	397,972	(5,052)
Expiring 12/20/17	Morgan Stanley	AUD	483	380,936	378,553	(2,383)
Expiring 12/20/17	Morgan Stanley	AUD	469	368,473	367,526	(947)
Expiring 12/20/17	Morgan Stanley	AUD	466	371,279	365,175	(6,104)
Expiring 12/20/17	Morgan Stanley	AUD	464	370,641	363,608	(7,033)
Brazilian Real,
Expiring 10/03/17	Morgan Stanley	BRL	15,205	4,766,937	4,798,015	31,078
Expiring 10/03/17	Morgan Stanley	BRL	8,188	2,571,000	2,583,616	12,616
Expiring 10/03/17	Morgan Stanley	BRL	5,935	1,892,649	1,872,839	(19,810)
Expiring 10/03/17	Morgan Stanley	BRL	2,962	932,000	934,797	2,797
Expiring 10/03/17	Morgan Stanley	BRL	2,937	934,000	926,694	(7,306)
Expiring 10/03/17	Morgan Stanley	BRL	2,933	934,000	925,574	(8,426)
Expiring 10/03/17	Morgan Stanley	BRL	2,931	934,000	925,014	(8,986)
Expiring 10/03/17	Morgan Stanley	BRL	2,924	936,000	922,790	(13,210)
Expiring 10/03/17	Morgan Stanley	BRL	2,907	927,000	917,423	(9,577)
Expiring 10/03/17	Morgan Stanley	BRL	2,894	922,000	913,238	(8,762)
Expiring 10/03/17	Morgan Stanley	BRL	1,894	603,159	597,711	(5,448)
Expiring 10/03/17	Morgan Stanley	BRL	1,666	528,234	525,565	(2,669)
Expiring 10/03/17	Morgan Stanley	BRL	1,406	449,504	443,585	(5,919)
Expiring 10/03/17	Morgan Stanley	BRL	707	224,535	222,977	(1,558)
Expiring 11/03/17	Morgan Stanley	BRL	38,126	11,891,986	11,977,572	85,586
Expiring 11/03/17	Morgan Stanley	BRL	2,955	922,000	928,181	6,181
Expiring 11/03/17	Morgan Stanley	BRL	969	308,095	304,500	(3,595)
Expiring 12/04/17	Morgan Stanley	BRL	5,672	1,775,268	1,774,574	(694)
British Pound,
Expiring 12/20/17	Morgan Stanley	GBP	6,859	9,323,164	9,215,164	(108,000)
Expiring 12/20/17	Morgan Stanley	GBP	1,925	2,623,706	2,585,618	(38,088)
Expiring 12/20/17	Morgan Stanley	GBP	1,494	1,988,103	2,007,497	19,394
Expiring 12/20/17	Morgan Stanley	GBP	546	732,062	733,658	1,596
Expiring 12/20/17	Morgan Stanley	GBP	281	371,864	377,527	5,663
Canadian Dollar,
Expiring 12/20/17	Morgan Stanley	CAD	4,472	3,672,405	3,585,544	(86,861)
Expiring 12/20/17	Morgan Stanley	CAD	3,167	2,617,320	2,539,275	(78,045)
Expiring 12/20/17	Morgan Stanley	CAD	1,146	919,000	918,782	(218)
Expiring 12/20/17	Morgan Stanley	CAD	1,144	926,000	917,374	(8,626)
Expiring 12/20/17	Morgan Stanley	CAD	1,136	926,000	910,845	(15,155)
Expiring 12/20/17	Morgan Stanley	CAD	1,134	922,000	909,066	(12,934)
Expiring 12/20/17	Morgan Stanley	CAD	1,130	934,000	906,067	(27,933)
Expiring 12/20/17	Morgan Stanley	CAD	681	554,379	545,888	(8,491)
Expiring 12/20/17	Morgan Stanley	CAD	499	404,107	399,800	(4,307)
Expiring 12/20/17	Morgan Stanley	CAD	496	397,586	397,648	62
Expiring 12/20/17	Morgan Stanley	CAD	487	394,262	390,695	(3,567)
Expiring 12/20/17	Morgan Stanley	CAD	485	396,029	389,169	(6,860)
Expiring 12/20/17	Morgan Stanley	CAD	480	390,069	384,540	(5,529)
Expiring 12/20/17	Morgan Stanley	CAD	454	367,882	363,728	(4,154)
Expiring 12/20/17	Morgan Stanley	CAD	453	371,000	363,102	(7,898)
Chinese Renminbi,
Expiring 10/26/17	Morgan Stanley	CNH	7,809	1,185,035	1,173,302	(11,733)
Expiring 10/26/17	Morgan Stanley	CNH	4,460	675,043	670,104	(4,939)
Expiring 12/14/17	Morgan Stanley	CNH	13,460	2,030,975	2,015,777	(15,198)
Expiring 12/20/17	Morgan Stanley	CNH	12,301	1,838,000	1,841,402	3,402
Expiring 12/20/17	Morgan Stanley	CNH	12,257	1,852,000	1,834,834	(17,166)
Expiring 12/20/17	Morgan Stanley	CNH	12,253	1,845,000	1,834,224	(10,776)
Expiring 12/20/17	Morgan Stanley	CNH	11,813	1,800,924	1,768,406	(32,518)
Expiring 12/20/17	Morgan Stanley	CNH	8,608	1,307,000	1,288,585	(18,415)
Expiring 12/20/17	Morgan Stanley	CNH	6,094	909,800	912,304	2,504
Expiring 12/20/17	Morgan Stanley	CNH	2,712	404,317	405,950	1,633

A583

AST GOLDMAN SACHS GLOBAL INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Forward foreign currency exchange contracts outstanding at September 30, 2017 (continued):

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts (cont’d.):
Chinese Renminbi (cont’d.),
Expiring 12/20/17	Morgan Stanley	CNH	2,465	$368,000	$369,060	$1,060
Expiring 12/20/17	Morgan Stanley	CNH	2,462	369,000	368,542	(458)
Colombian Peso,
Expiring 10/25/17	Morgan Stanley	COP	4,284,531	1,473,006	1,453,855	(19,151)
Euro,
Expiring 10/12/17	Morgan Stanley	EUR	2,328	2,744,870	2,753,247	8,377
Expiring 10/12/17	Morgan Stanley	EUR	1,706	2,028,596	2,017,752	(10,844)
Expiring 10/12/17	Morgan Stanley	EUR	980	1,170,908	1,159,598	(11,310)
Expiring 10/12/17	Morgan Stanley	EUR	943	1,131,336	1,115,322	(16,014)
Expiring 12/20/17	Morgan Stanley	EUR	1,902	2,243,734	2,258,936	15,202
Expiring 12/20/17	Morgan Stanley	EUR	1,877	2,223,740	2,228,968	5,228
Expiring 12/20/17	Morgan Stanley	EUR	1,395	1,652,498	1,656,091	3,593
Expiring 12/20/17	Morgan Stanley	EUR	837	1,004,525	993,611	(10,914)
Expiring 12/20/17	Morgan Stanley	EUR	784	926,418	931,013	4,595
Expiring 12/20/17	Morgan Stanley	EUR	778	930,348	923,888	(6,460)
Expiring 12/20/17	Morgan Stanley	EUR	778	932,063	923,887	(8,176)
Expiring 12/20/17	Morgan Stanley	EUR	774	930,518	919,137	(11,381)
Expiring 12/20/17	Morgan Stanley	EUR	772	930,081	916,763	(13,318)
Expiring 12/20/17	Morgan Stanley	EUR	624	749,129	741,046	(8,083)
Expiring 12/20/17	Morgan Stanley	EUR	399	478,220	473,509	(4,711)
Expiring 12/20/17	Morgan Stanley	EUR	312	371,193	370,505	(688)
Expiring 12/20/17	Morgan Stanley	EUR	311	371,064	368,689	(2,375)
Expiring 12/20/17	Morgan Stanley	EUR	308	371,645	365,755	(5,890)
Expiring 12/20/17	Morgan Stanley	EUR	293	349,701	348,117	(1,584)
Hong Kong Dollar,
Expiring 10/03/17	Morgan Stanley	HKD	19,669	2,517,444	2,518,172	728
Expiring 10/03/17	Morgan Stanley	HKD	12,082	1,546,935	1,546,895	(40)
Expiring 03/27/18	Morgan Stanley	HKD	29,161	3,745,000	3,748,367	3,367
Hungarian Forint,
Expiring 12/20/17	Morgan Stanley	HUF	1,351,913	5,323,540	5,148,041	(175,499)
Indian Rupee,
Expiring 10/05/17	Morgan Stanley	INR	59,826	934,000	915,155	(18,845)
Expiring 10/05/17	Morgan Stanley	INR	38,723	605,423	592,337	(13,086)
Expiring 10/05/17	Morgan Stanley	INR	28,864	449,504	441,524	(7,980)
Expiring 10/05/17	Morgan Stanley	INR	19,468	302,939	297,800	(5,139)
Expiring 10/05/17	Morgan Stanley	INR	14,417	224,535	220,540	(3,995)
Expiring 10/05/17	Morgan Stanley	INR	14,405	224,535	220,352	(4,183)
Expiring 10/10/17	Morgan Stanley	INR	167,238	2,596,859	2,556,481	(40,378)
Expiring 10/10/17	Morgan Stanley	INR	60,086	936,000	918,499	(17,501)
Expiring 10/10/17	Morgan Stanley	INR	60,036	935,000	917,746	(17,254)
Expiring 10/18/17	Morgan Stanley	INR	383,201	5,925,027	5,851,486	(73,541)
Expiring 10/18/17	Morgan Stanley	INR	239,947	3,739,179	3,663,991	(75,188)
Expiring 10/25/17	Morgan Stanley	INR	382,959	5,879,918	5,842,273	(37,645)
Expiring 10/26/17	Morgan Stanley	INR	136,341	2,093,195	2,079,680	(13,515)
Expiring 10/26/17	Morgan Stanley	INR	120,576	1,852,000	1,839,209	(12,791)
Expiring 10/26/17	Morgan Stanley	INR	120,290	1,844,000	1,834,842	(9,158)
Expiring 11/03/17	Morgan Stanley	INR	59,826	912,058	911,722	(336)
Expiring 11/03/17	Morgan Stanley	INR	36,200	551,000	551,664	664
Expiring 01/12/18	Morgan Stanley	INR	115,877	1,748,509	1,752,341	3,832
Indonesian Rupiah,
Expiring 10/05/17	Morgan Stanley	IDR	24,925,915	1,863,000	1,849,639	(13,361)
Expiring 10/05/17	Morgan Stanley	IDR	8,069,958	603,632	598,835	(4,797)
Expiring 10/05/17	Morgan Stanley	IDR	7,022,997	524,809	521,144	(3,665)
Expiring 10/05/17	Morgan Stanley	IDR	6,004,926	449,504	445,598	(3,906)
Expiring 10/05/17	Morgan Stanley	IDR	5,981,754	447,000	443,879	(3,121)
Expiring 10/05/17	Morgan Stanley	IDR	4,041,392	302,273	299,893	(2,380)
Expiring 10/05/17	Morgan Stanley	IDR	3,001,813	224,535	222,751	(1,784)
Expiring 10/05/17	Morgan Stanley	IDR	3,000,690	224,535	222,667	(1,868)

A584

AST GOLDMAN SACHS GLOBAL INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Forward foreign currency exchange contracts outstanding at September 30, 2017 (continued):

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts (cont’d.):
Indonesian Rupiah (cont’d.),
Expiring 10/10/17	Morgan Stanley	IDR	26,279,163	$1,970,842	$1,949,202	$(21,640)
Expiring 10/10/17	Morgan Stanley	IDR	12,494,218	935,000	926,732	(8,268)
Expiring 10/16/17	Morgan Stanley	IDR	22,174,355	1,649,878	1,643,870	(6,008)
Expiring 10/16/17	Morgan Stanley	IDR	12,379,065	924,708	917,708	(7,000)
Expiring 10/16/17	Morgan Stanley	IDR	12,364,475	923,135	916,626	(6,509)
Expiring 10/26/17	Morgan Stanley	IDR	20,882,213	1,565,532	1,546,721	(18,811)
Expiring 10/31/17	Morgan Stanley	IDR	24,858,071	1,843,000	1,840,389	(2,611)
Expiring 11/02/17	Morgan Stanley	IDR	21,045,617	1,548,000	1,557,846	9,846
Expiring 11/02/17	Morgan Stanley	IDR	4,092,797	300,941	302,958	2,017
Expiring 11/02/17	Morgan Stanley	IDR	356,188	26,287	26,366	79
Expiring 11/16/17	Morgan Stanley	IDR	37,945,892	2,817,067	2,805,259	(11,808)
Expiring 12/20/17	Morgan Stanley	IDR	37,930,666	2,778,803	2,795,467	16,664
Expiring 12/21/17	Morgan Stanley	IDR	24,118,780	1,762,425	1,777,378	14,953
Japanese Yen,
Expiring 12/20/17	Morgan Stanley	JPY	815,771	7,276,696	7,280,493	3,797
Expiring 12/20/17	Morgan Stanley	JPY	585,502	5,339,569	5,225,421	(114,148)
Expiring 12/20/17	Morgan Stanley	JPY	102,571	927,000	915,411	(11,589)
Expiring 12/20/17	Morgan Stanley	JPY	101,953	934,000	909,895	(24,105)
Expiring 12/20/17	Morgan Stanley	JPY	100,017	897,045	892,615	(4,430)
Expiring 12/20/17	Morgan Stanley	JPY	65,788	593,735	587,139	(6,596)
Expiring 12/20/17	Morgan Stanley	JPY	45,217	404,107	403,550	(557)
Expiring 12/20/17	Morgan Stanley	JPY	43,701	397,599	390,018	(7,581)
Mexican Peso,
Expiring 12/20/17	Morgan Stanley	MXN	166,933	9,315,361	9,046,196	(269,165)
Expiring 12/20/17	Morgan Stanley	MXN	16,999	922,000	921,165	(835)
Expiring 12/20/17	Morgan Stanley	MXN	16,996	922,000	921,030	(970)
Expiring 12/20/17	Morgan Stanley	MXN	16,940	922,000	917,973	(4,027)
Expiring 12/20/17	Morgan Stanley	MXN	16,816	923,000	911,282	(11,718)
Expiring 12/20/17	Morgan Stanley	MXN	6,667	365,672	361,265	(4,407)
Expiring 12/20/17	Morgan Stanley	MXN	6,645	366,491	360,088	(6,403)
Expiring 12/20/17	Morgan Stanley	MXN	6,605	366,491	357,927	(8,564)
New Taiwanese Dollar,
Expiring 10/02/17	Morgan Stanley	TWD	98,406	3,276,935	3,245,646	(31,289)
Expiring 10/05/17	Morgan Stanley	TWD	28,034	934,000	924,757	(9,243)
Expiring 10/20/17	Morgan Stanley	TWD	94,474	3,113,339	3,118,735	5,396
Expiring 10/20/17	Morgan Stanley	TWD	66,828	2,220,196	2,206,087	(14,109)
Expiring 10/20/17	Morgan Stanley	TWD	55,457	1,816,403	1,830,704	14,301
Expiring 10/20/17	Morgan Stanley	TWD	16,529	547,209	545,646	(1,563)
Expiring 10/20/17	Morgan Stanley	TWD	11,146	371,000	367,957	(3,043)
Expiring 10/23/17	Morgan Stanley	TWD	34,125	1,133,469	1,126,671	(6,798)
Expiring 10/23/17	Morgan Stanley	TWD	11,126	370,000	367,337	(2,663)
Expiring 10/26/17	Morgan Stanley	TWD	28,034	922,020	925,719	3,699
Expiring 10/26/17	Morgan Stanley	TWD	27,965	922,000	923,446	1,446
Expiring 10/26/17	Morgan Stanley	TWD	24,627	812,376	813,221	845
Expiring 10/26/17	Morgan Stanley	TWD	17,771	590,266	586,810	(3,456)
Expiring 10/26/17	Morgan Stanley	TWD	11,833	391,102	390,747	(355)
Expiring 10/26/17	Morgan Stanley	TWD	7,910	260,563	261,204	641
New Zealand Dollar,
Expiring 12/20/17	Morgan Stanley	NZD	7,108	5,162,882	5,125,840	(37,042)
Expiring 12/20/17	Morgan Stanley	NZD	2,340	1,704,955	1,687,525	(17,430)
Expiring 12/20/17	Morgan Stanley	NZD	1,285	933,321	926,660	(6,661)
Expiring 12/20/17	Morgan Stanley	NZD	1,279	920,637	922,334	1,697
Expiring 12/20/17	Morgan Stanley	NZD	1,208	870,789	871,087	298
Expiring 12/20/17	Morgan Stanley	NZD	1,174	850,696	846,754	(3,942)
Expiring 12/20/17	Morgan Stanley	NZD	943	684,161	680,173	(3,988)
Expiring 12/20/17	Morgan Stanley	NZD	775	559,292	558,881	(411)
Expiring 12/20/17	Morgan Stanley	NZD	756	554,964	545,179	(9,785)
Expiring 12/20/17	Morgan Stanley	NZD	505	370,200	364,174	(6,026)

A585

AST GOLDMAN SACHS GLOBAL INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Forward foreign currency exchange contracts outstanding at September 30, 2017 (continued):

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts (cont’d.):
Norwegian Krone,
Expiring 12/20/17	Morgan Stanley	NOK	3,799	$485,725	$477,947	$(7,778)
Expiring 12/20/17	Morgan Stanley	NOK	2,905	372,683	365,393	(7,290)
Peruvian Nuevo Sol,
Expiring 10/05/17	Morgan Stanley	PEN	3,026	932,000	926,932	(5,068)
Expiring 10/10/17	Morgan Stanley	PEN	3,033	936,000	928,691	(7,309)
Expiring 10/10/17	Morgan Stanley	PEN	3,029	935,000	927,555	(7,445)
Expiring 12/14/17	Morgan Stanley	PEN	6,041	1,851,935	1,844,036	(7,899)
Philippine Peso,
Expiring 10/05/17	Morgan Stanley	PHP	30,881	602,678	607,708	5,030
Expiring 10/05/17	Morgan Stanley	PHP	23,028	449,504	453,167	3,663
Expiring 10/05/17	Morgan Stanley	PHP	15,543	302,510	305,868	3,358
Expiring 10/05/17	Morgan Stanley	PHP	11,534	224,535	226,983	2,448
Expiring 10/05/17	Morgan Stanley	PHP	11,530	224,535	226,895	2,360
Expiring 10/10/17	Morgan Stanley	PHP	48,124	938,728	946,770	8,042
Expiring 10/10/17	Morgan Stanley	PHP	30,737	600,366	604,702	4,336
Expiring 10/19/17	Morgan Stanley	PHP	48,489	949,461	953,491	4,030
Expiring 11/14/17	Morgan Stanley	PHP	154,550	3,013,253	3,034,598	21,345
Polish Zloty,
Expiring 12/20/17	Morgan Stanley	PLN	25,244	7,098,765	6,919,845	(178,920)
Expiring 12/20/17	Morgan Stanley	PLN	6,446	1,824,676	1,766,882	(57,794)
Russian Ruble,
Expiring 12/14/17	Morgan Stanley	RUB	301,897	5,193,917	5,173,700	(20,217)
Expiring 12/14/17	Morgan Stanley	RUB	296,863	5,087,360	5,087,436	76
Expiring 12/14/17	Morgan Stanley	RUB	122,158	2,093,195	2,093,459	264
Expiring 12/14/17	Morgan Stanley	RUB	109,400	1,867,000	1,874,819	7,819
Expiring 12/14/17	Morgan Stanley	RUB	109,009	1,852,000	1,868,119	16,119
Expiring 12/14/17	Morgan Stanley	RUB	86,829	1,475,000	1,488,010	13,010
Expiring 12/14/17	Morgan Stanley	RUB	54,263	935,000	929,922	(5,078)
Expiring 12/14/17	Morgan Stanley	RUB	54,016	926,000	925,688	(312)
Singapore Dollar,
Expiring 12/20/17	Morgan Stanley	SGD	3,236	2,408,000	2,387,943	(20,057)
Expiring 12/20/17	Morgan Stanley	SGD	2,818	2,093,195	2,079,621	(13,574)
Expiring 12/20/17	Morgan Stanley	SGD	499	368,000	368,449	449
Expiring 12/20/17	Morgan Stanley	SGD	498	369,000	367,578	(1,422)
South African Rand,
Expiring 12/20/17	Morgan Stanley	ZAR	62,302	4,762,750	4,540,656	(222,094)
Expiring 12/20/17	Morgan Stanley	ZAR	27,200	2,037,000	1,982,378	(54,622)
Expiring 12/20/17	Morgan Stanley	ZAR	25,361	1,843,000	1,848,315	5,315
Expiring 12/20/17	Morgan Stanley	ZAR	12,671	940,492	923,464	(17,028)
Expiring 12/20/17	Morgan Stanley	ZAR	12,650	922,000	921,938	(62)
Expiring 12/20/17	Morgan Stanley	ZAR	9,903	742,000	721,752	(20,248)
Expiring 12/20/17	Morgan Stanley	ZAR	7,510	556,000	547,331	(8,669)
Expiring 12/20/17	Morgan Stanley	ZAR	4,985	373,000	363,281	(9,719)
Expiring 12/20/17	Morgan Stanley	ZAR	4,964	370,000	361,804	(8,196)
Expiring 12/20/17	Morgan Stanley	ZAR	4,954	373,000	361,033	(11,967)
South Korean Won,
Expiring 10/02/17	Morgan Stanley	KRW	2,446,549	2,176,575	2,136,155	(40,420)
Expiring 10/02/17	Morgan Stanley	KRW	978,314	870,338	854,195	(16,143)
Expiring 10/10/17	Morgan Stanley	KRW	1,059,019	935,000	924,758	(10,242)
Expiring 10/10/17	Morgan Stanley	KRW	1,057,051	936,000	923,040	(12,960)
Expiring 10/10/17	Morgan Stanley	KRW	1,048,387	934,000	915,474	(18,526)
Expiring 10/10/17	Morgan Stanley	KRW	1,048,034	932,000	915,166	(16,834)
Expiring 10/10/17	Morgan Stanley	KRW	1,044,212	934,000	911,828	(22,172)
Expiring 10/10/17	Morgan Stanley	KRW	927,033	819,000	809,505	(9,495)
Expiring 10/10/17	Morgan Stanley	KRW	345,558	304,122	301,749	(2,373)
Expiring 10/10/17	Morgan Stanley	KRW	243,814	214,885	212,903	(1,982)
Expiring 10/12/17	Morgan Stanley	KRW	2,011,460	1,782,387	1,756,495	(25,892)
Expiring 10/12/17	Morgan Stanley	KRW	993,150	867,379	867,262	(117)

A586

AST GOLDMAN SACHS GLOBAL INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Forward foreign currency exchange contracts outstanding at September 30, 2017 (continued):

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts (cont’d.):
South Korean Won (cont’d.),
Expiring 10/12/17	Morgan Stanley	KRW	871,524	$769,898	$761,054	$(8,844)
Expiring 10/12/17	Morgan Stanley	KRW	420,213	371,000	366,949	(4,051)
Expiring 10/25/17	Morgan Stanley	KRW	2,370,962	2,093,195	2,070,781	(22,414)
Expiring 10/25/17	Morgan Stanley	KRW	1,052,532	926,000	919,274	(6,726)
Expiring 10/25/17	Morgan Stanley	KRW	1,043,724	918,879	911,581	(7,298)
Expiring 10/25/17	Morgan Stanley	KRW	440,964	386,973	385,134	(1,839)
Expiring 10/25/17	Morgan Stanley	KRW	438,253	385,105	382,767	(2,338)
Expiring 11/10/17	Morgan Stanley	KRW	2,701,687	2,388,126	2,360,088	(28,038)
Expiring 11/10/17	Morgan Stanley	KRW	465,604	411,639	406,734	(4,905)
Expiring 11/22/17	Morgan Stanley	KRW	5,038,372	4,407,832	4,401,940	(5,892)
Expiring 11/22/17	Morgan Stanley	KRW	3,424,863	3,004,398	2,992,245	(12,153)
Expiring 11/22/17	Morgan Stanley	KRW	857,084	760,184	748,820	(11,364)
Swedish Krona,
Expiring 12/20/17	Morgan Stanley	SEK	2,970	369,641	366,442	(3,199)
Expiring 12/20/17	Morgan Stanley	SEK	2,941	371,290	362,858	(8,432)
Thai Baht,
Expiring 10/11/17	Morgan Stanley	THB	30,952	936,000	928,208	(7,792)
Turkish Lira,
Expiring 12/20/17	Morgan Stanley	TRY	11,895	3,372,845	3,258,841	(114,004)
Expiring 12/20/17	Morgan Stanley	TRY	6,733	1,837,983	1,844,565	6,582
Expiring 12/20/17	Morgan Stanley	TRY	6,215	1,777,886	1,702,547	(75,339)
Expiring 12/20/17	Morgan Stanley	TRY	3,294	934,000	902,277	(31,723)
Expiring 12/20/17	Morgan Stanley	TRY	3,269	927,000	895,573	(31,427)
Expiring 12/20/17	Morgan Stanley	TRY	2,648	741,000	725,373	(15,627)
Expiring 12/20/17	Morgan Stanley	TRY	1,342	369,663	367,628	(2,035)
Expiring 12/20/17	Morgan Stanley	TRY	1,339	368,000	366,924	(1,076)
Expiring 12/20/17	Morgan Stanley	TRY	1,332	369,517	364,819	(4,698)
Expiring 12/20/17	Morgan Stanley	TRY	655	184,573	179,407	(5,166)

				$362,408,187	$359,459,560	(2,948,627)

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts:
Argentine Peso,
Expiring 10/05/17	Morgan Stanley	ARS	16,391	$ 944,715	$ 943,573	$ 1,142
Australian Dollar,
Expiring 11/08/17	Morgan Stanley	AUD	12,110	9,687,896	9,494,192	193,704
Expiring 12/20/17	Morgan Stanley	AUD	7,956	6,387,435	6,234,288	153,147
Expiring 12/20/17	Morgan Stanley	AUD	5,807	4,665,147	4,550,528	114,619
Expiring 12/20/17	Morgan Stanley	AUD	2,322	1,843,273	1,819,604	23,669
Expiring 12/20/17	Morgan Stanley	AUD	1,896	1,508,893	1,485,997	22,896
Expiring 12/20/17	Morgan Stanley	AUD	1,870	1,493,447	1,465,400	28,047
Expiring 12/20/17	Morgan Stanley	AUD	1,214	966,618	951,342	15,276
Expiring 12/20/17	Morgan Stanley	AUD	1,181	921,050	925,475	(4,425)
Expiring 12/20/17	Morgan Stanley	AUD	1,162	918,850	910,586	8,264
Expiring 12/20/17	Morgan Stanley	AUD	1,158	925,783	907,397	18,386
Expiring 12/20/17	Morgan Stanley	AUD	698	554,676	546,978	7,698
Expiring 12/20/17	Morgan Stanley	AUD	601	477,621	470,646	6,975
Expiring 12/20/17	Morgan Stanley	AUD	526	412,434	412,422	12
Expiring 12/20/17	Morgan Stanley	AUD	483	387,993	378,578	9,415
Expiring 12/20/17	Morgan Stanley	AUD	469	367,119	367,526	(407)
Expiring 12/20/17	Morgan Stanley	AUD	463	369,995	362,824	7,171
Brazilian Real,
Expiring 10/03/17	Morgan Stanley	BRL	38,126	11,940,403	12,030,870	(90,467)
Expiring 10/03/17	Morgan Stanley	BRL	5,672	1,789,551	1,789,839	(288)
Expiring 10/03/17	Morgan Stanley	BRL	2,944	932,000	928,833	3,167

A587

AST GOLDMAN SACHS GLOBAL INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Forward foreign currency exchange contracts outstanding at September 30, 2017 (continued):

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts (cont’d.):
Brazilian Real (cont’d.),
Expiring 10/03/17	Morgan Stanley	BRL	2,924	$935,000	$922,776	$12,224
Expiring 10/03/17	Morgan Stanley	BRL	2,923	923,000	922,333	667
Expiring 10/03/17	Morgan Stanley	BRL	2,900	927,000	915,185	11,815
Expiring 11/03/17	Morgan Stanley	BRL	20,277	6,389,823	6,370,167	19,656
Expiring 11/03/17	Morgan Stanley	BRL	2,953	922,000	927,770	(5,770)
Expiring 11/03/17	Morgan Stanley	BRL	1,375	432,514	432,026	488
British Pound,
Expiring 11/16/17	Morgan Stanley	GBP	19,506	26,167,745	26,177,258	(9,513)
Expiring 12/20/17	Morgan Stanley	GBP	1,932	2,571,721	2,596,049	(24,328)
Expiring 12/20/17	Morgan Stanley	GBP	707	960,563	949,694	10,869
Expiring 12/20/17	Morgan Stanley	GBP	703	933,857	945,051	(11,194)
Expiring 12/20/17	Morgan Stanley	GBP	687	924,751	922,995	1,756
Expiring 12/20/17	Morgan Stanley	GBP	680	914,305	912,954	1,351
Expiring 12/20/17	Morgan Stanley	GBP	410	553,761	550,407	3,354
Expiring 12/20/17	Morgan Stanley	GBP	363	483,839	488,196	(4,357)
Expiring 12/20/17	Morgan Stanley	GBP	300	403,520	403,083	437
Expiring 12/20/17	Morgan Stanley	GBP	272	367,937	365,923	2,014
Expiring 12/20/17	Morgan Stanley	GBP	272	367,598	364,972	2,626
Canadian Dollar,
Expiring 11/06/17	Morgan Stanley	CAD	21,181	17,402,831	16,979,679	423,152
Expiring 12/20/17	Morgan Stanley	CAD	2,694	2,191,797	2,159,922	31,875
Expiring 12/20/17	Morgan Stanley	CAD	2,285	1,845,000	1,832,386	12,614
Expiring 12/20/17	Morgan Stanley	CAD	1,221	982,023	979,163	2,860
Expiring 12/20/17	Morgan Stanley	CAD	1,143	923,000	916,256	6,744
Expiring 12/20/17	Morgan Stanley	CAD	690	560,679	552,902	7,777
Expiring 12/20/17	Morgan Stanley	CAD	668	542,034	535,748	6,286
Expiring 12/20/17	Morgan Stanley	CAD	553	450,245	443,609	6,636
Expiring 12/20/17	Morgan Stanley	CAD	503	407,577	403,079	4,498
Expiring 12/20/17	Morgan Stanley	CAD	500	405,220	400,540	4,680
Expiring 12/20/17	Morgan Stanley	CAD	493	396,259	395,588	671
Expiring 12/20/17	Morgan Stanley	CAD	490	395,486	392,541	2,945
Expiring 12/20/17	Morgan Stanley	CAD	454	369,000	364,265	4,735
Expiring 12/20/17	Morgan Stanley	CAD	454	370,000	363,787	6,213
Expiring 12/20/17	Morgan Stanley	CAD	451	372,590	361,504	11,086
Expiring 12/20/17	Morgan Stanley	CAD	125	100,353	99,886	467
Chilean Peso,
Expiring 10/12/17	Morgan Stanley	CLP	578,329	936,000	903,321	32,679
Expiring 10/16/17	Morgan Stanley	CLP	578,020	923,673	902,762	20,911
Chinese Renminbi,
Expiring 11/10/17	Morgan Stanley	CNH	12,882	1,926,677	1,933,473	(6,796)
Expiring 11/10/17	Morgan Stanley	CNH	2,842	426,340	426,529	(189)
Expiring 12/20/17	Morgan Stanley	CNH	12,290	1,846,000	1,839,844	6,156
Expiring 12/20/17	Morgan Stanley	CNH	9,126	1,389,350	1,366,094	23,256
Expiring 12/20/17	Morgan Stanley	CNH	6,151	922,000	920,729	1,271
Expiring 12/20/17	Morgan Stanley	CNH	5,451	816,348	815,943	405
Expiring 12/20/17	Morgan Stanley	CNH	5,348	801,974	800,531	1,443
Expiring 12/20/17	Morgan Stanley	CNH	2,708	404,317	405,369	(1,052)
Expiring 12/20/17	Morgan Stanley	CNH	2,457	368,000	367,828	172
Colombian Peso,
Expiring 10/25/17	Morgan Stanley	COP	2,707,263	926,000	918,646	7,354
Expiring 10/31/17	Morgan Stanley	COP	2,176,285	737,000	737,920	(920)
Danish Krone,
Expiring 10/18/17	Morgan Stanley	DKK	6,721	1,069,658	1,068,575	1,083
Euro,
Expiring 10/12/17	Morgan Stanley	EUR	87,387	103,013,626	103,355,869	(342,243)
Expiring 10/12/17	Morgan Stanley	EUR	21,870	26,418,851	25,866,489	552,362
Expiring 12/20/17	Morgan Stanley	EUR	15,941	19,144,339	18,929,564	214,775
Expiring 12/20/17	Morgan Stanley	EUR	5,656	6,811,611	6,716,738	94,873

A588

AST GOLDMAN SACHS GLOBAL INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Forward foreign currency exchange contracts outstanding at September 30, 2017 (continued):

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts (cont’d.):
Euro (cont’d.),
Expiring 12/20/17	Morgan Stanley	EUR	3,924	$4,673,857	$4,660,304	$13,553
Expiring 12/20/17	Morgan Stanley	EUR	822	974,021	976,425	(2,404)
Expiring 12/20/17	Morgan Stanley	EUR	784	939,009	931,013	7,996
Expiring 12/20/17	Morgan Stanley	EUR	779	923,180	925,076	(1,896)
Expiring 12/20/17	Morgan Stanley	EUR	779	922,073	925,076	(3,003)
Expiring 12/20/17	Morgan Stanley	EUR	774	932,852	919,138	13,714
Expiring 12/20/17	Morgan Stanley	EUR	341	409,442	404,943	4,499
Expiring 12/20/17	Morgan Stanley	EUR	312	370,594	370,506	88
Expiring 12/20/17	Morgan Stanley	EUR	312	369,377	370,505	(1,128)
Expiring 12/20/17	Morgan Stanley	EUR	311	368,809	369,318	(509)
Expiring 12/20/17	Morgan Stanley	EUR	309	372,490	366,942	5,548
Expiring 12/20/17	Morgan Stanley	EUR	299	357,460	354,647	2,813
Expiring 12/20/17	Morgan Stanley	EUR	296	354,915	351,977	2,938
Hong Kong Dollar,
Expiring 10/03/17	Morgan Stanley	HKD	31,751	4,098,175	4,065,067	33,108
Expiring 10/10/17	Morgan Stanley	HKD	25,651	3,311,000	3,284,701	26,299
Expiring 10/10/17	Morgan Stanley	HKD	12,082	1,547,202	1,547,207	(5)
Expiring 03/27/18	Morgan Stanley	HKD	25,409	3,285,293	3,265,990	19,303
Expiring 03/27/18	Morgan Stanley	HKD	20,908	2,703,000	2,687,448	15,552
Expiring 03/27/18	Morgan Stanley	HKD	14,888	1,925,184	1,913,729	11,455
Expiring 03/27/18	Morgan Stanley	HKD	14,264	1,842,000	1,833,516	8,484
Expiring 03/27/18	Morgan Stanley	HKD	9,335	1,206,660	1,199,904	6,756
Expiring 05/11/18	Morgan Stanley	HKD	28,134	3,632,000	3,618,605	13,395
Expiring 09/19/18	Morgan Stanley	HKD	21,554	2,778,000	2,777,318	682
Expiring 09/19/18	Morgan Stanley	HKD	14,304	1,844,000	1,843,189	811
Indian Rupee,
Expiring 10/05/17	Morgan Stanley	INR	115,877	1,769,387	1,772,554	(3,167)
Expiring 10/05/17	Morgan Stanley	INR	59,826	915,477	915,155	322
Expiring 10/10/17	Morgan Stanley	INR	135,523	2,116,122	2,071,670	44,452
Expiring 10/18/17	Morgan Stanley	INR	178,088	2,776,016	2,719,412	56,604
Expiring 10/18/17	Morgan Stanley	INR	118,762	1,845,278	1,813,499	31,779
Expiring 10/18/17	Morgan Stanley	INR	59,599	927,000	910,081	16,919
Expiring 10/18/17	Morgan Stanley	INR	59,581	927,000	909,806	17,194
Expiring 10/18/17	Morgan Stanley	INR	58,984	917,720	900,682	17,038
Expiring 10/25/17	Morgan Stanley	INR	59,940	922,000	914,419	7,581
Expiring 10/25/17	Morgan Stanley	INR	59,037	909,720	900,648	9,072
Expiring 10/26/17	Morgan Stanley	INR	60,600	923,000	924,366	(1,366)
Expiring 11/03/17	Morgan Stanley	INR	127,352	1,926,677	1,940,780	(14,103)
Expiring 11/03/17	Morgan Stanley	INR	29,134	443,814	443,989	(175)
Indonesian Rupiah,
Expiring 10/05/17	Morgan Stanley	IDR	37,930,666	2,804,485	2,814,661	(10,176)
Expiring 10/05/17	Morgan Stanley	IDR	24,118,780	1,780,641	1,789,745	(9,104)
Expiring 10/10/17	Morgan Stanley	IDR	24,609,287	1,860,299	1,825,342	34,957
Expiring 10/10/17	Morgan Stanley	IDR	3,378,877	255,995	250,621	5,374
Expiring 10/16/17	Morgan Stanley	IDR	12,281,327	913,857	910,462	3,395
Expiring 10/18/17	Morgan Stanley	IDR	36,941,252	2,780,000	2,738,116	41,884
Israeli Shekel,
Expiring 11/14/17	Morgan Stanley	ILS	2,488	705,965	704,947	1,018
Japanese Yen,
Expiring 10/25/17	Morgan Stanley	JPY	14,683,832	135,168,544	130,665,441	4,503,103
Expiring 12/20/17	Morgan Stanley	JPY	205,278	1,867,000	1,832,041	34,959
Expiring 12/20/17	Morgan Stanley	JPY	106,660	945,835	951,901	(6,066)
Expiring 12/20/17	Morgan Stanley	JPY	103,133	919,000	920,428	(1,428)
Expiring 12/20/17	Morgan Stanley	JPY	102,400	927,000	913,888	13,112
Expiring 12/20/17	Morgan Stanley	JPY	102,225	927,000	912,328	14,672
Expiring 12/20/17	Morgan Stanley	JPY	101,875	903,567	909,197	(5,630)
Expiring 12/20/17	Morgan Stanley	JPY	100,946	899,161	900,908	(1,747)
Expiring 12/20/17	Morgan Stanley	JPY	44,889	399,480	400,621	(1,141)

A589

AST GOLDMAN SACHS GLOBAL INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Forward foreign currency exchange contracts outstanding at September 30, 2017 (continued):

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts (cont’d.):
Japanese Yen (cont’d.),
Expiring 12/20/17	Morgan Stanley	JPY	44,770	$399,480	$399,559	$(79)
Expiring 12/20/17	Morgan Stanley	JPY	43,752	397,599	390,469	7,130
Expiring 12/20/17	Morgan Stanley	JPY	28,248	253,659	252,104	1,555
Mexican Peso,
Expiring 10/06/17	Morgan Stanley	MXN	72,818	4,060,158	3,994,049	66,109
Expiring 12/20/17	Morgan Stanley	MXN	16,736	926,000	906,921	19,079
Expiring 12/20/17	Morgan Stanley	MXN	16,690	927,000	904,434	22,566
Expiring 12/20/17	Morgan Stanley	MXN	16,676	926,000	903,694	22,306
Expiring 12/20/17	Morgan Stanley	MXN	16,598	919,041	899,443	19,598
Expiring 12/20/17	Morgan Stanley	MXN	16,592	919,613	899,141	20,472
Expiring 12/20/17	Morgan Stanley	MXN	10,003	556,000	542,081	13,919
Expiring 12/20/17	Morgan Stanley	MXN	6,766	369,000	366,628	2,372
Expiring 12/20/17	Morgan Stanley	MXN	6,764	368,000	366,562	1,438
Expiring 12/20/17	Morgan Stanley	MXN	6,668	370,000	361,344	8,656
Expiring 12/20/17	Morgan Stanley	MXN	6,623	369,684	358,926	10,758
Expiring 12/20/17	Morgan Stanley	MXN	6,608	366,491	358,107	8,384
Expiring 12/20/17	Morgan Stanley	MXN	6,469	360,579	350,582	9,997
New Taiwanese Dollar,
Expiring 10/02/17	Morgan Stanley	TWD	63,338	2,121,086	2,089,017	32,069
Expiring 10/02/17	Morgan Stanley	TWD	24,627	811,706	812,255	(549)
Expiring 10/02/17	Morgan Stanley	TWD	10,441	348,913	344,373	4,540
Expiring 10/05/17	Morgan Stanley	TWD	28,034	921,262	924,757	(3,495)
Expiring 10/19/17	Morgan Stanley	TWD	11,124	371,000	367,216	3,784
Expiring 10/20/17	Morgan Stanley	TWD	148,004	4,923,127	4,885,829	37,298
Expiring 10/20/17	Morgan Stanley	TWD	134,008	4,437,349	4,423,799	13,550
Expiring 10/20/17	Morgan Stanley	TWD	84,629	2,806,183	2,793,723	12,460
Expiring 10/20/17	Morgan Stanley	TWD	82,406	2,727,760	2,720,331	7,429
Expiring 10/20/17	Morgan Stanley	TWD	64,181	2,101,739	2,118,703	(16,964)
Expiring 10/20/17	Morgan Stanley	TWD	11,167	371,000	368,642	2,358
Expiring 10/23/17	Morgan Stanley	TWD	55,903	1,852,000	1,845,702	6,298
Expiring 10/23/17	Morgan Stanley	TWD	27,908	926,000	921,414	4,586
Expiring 10/23/17	Morgan Stanley	TWD	27,855	926,000	919,668	6,332
Expiring 10/23/17	Morgan Stanley	TWD	26,018	865,396	859,024	6,372
Expiring 10/23/17	Morgan Stanley	TWD	11,133	370,000	367,581	2,419
Expiring 10/26/17	Morgan Stanley	TWD	85,720	2,837,949	2,830,593	7,356
Expiring 10/31/17	Morgan Stanley	TWD	58,616	1,926,677	1,936,057	(9,380)
Expiring 10/31/17	Morgan Stanley	TWD	13,408	442,350	442,861	(511)
Expiring 11/10/17	Morgan Stanley	TWD	125,314	4,198,693	4,141,112	57,581
Expiring 11/10/17	Morgan Stanley	TWD	116,880	3,907,738	3,862,412	45,326
New Zealand Dollar,
Expiring 12/20/17	Morgan Stanley	NZD	1,799	1,304,714	1,297,325	7,389
Expiring 12/20/17	Morgan Stanley	NZD	1,538	1,118,880	1,109,109	9,771
Expiring 12/20/17	Morgan Stanley	NZD	1,282	932,597	924,497	8,100
Expiring 12/20/17	Morgan Stanley	NZD	1,282	920,386	924,497	(4,111)
Expiring 12/20/17	Morgan Stanley	NZD	1,280	925,504	923,055	2,449
Expiring 12/20/17	Morgan Stanley	NZD	1,266	923,691	912,959	10,732
Expiring 12/20/17	Morgan Stanley	NZD	1,233	885,232	889,372	(4,140)
Philippine Peso,
Expiring 10/10/17	Morgan Stanley	PHP	42,228	830,304	830,779	(475)
Expiring 10/19/17	Morgan Stanley	PHP	47,422	926,000	932,509	(6,509)
Expiring 10/20/17	Morgan Stanley	PHP	47,324	926,000	930,527	(4,527)
Expiring 10/26/17	Morgan Stanley	PHP	47,127	922,000	926,354	(4,354)
Expiring 10/26/17	Morgan Stanley	PHP	46,955	926,000	922,988	3,012
Expiring 10/26/17	Morgan Stanley	PHP	46,889	923,000	921,685	1,315
Expiring 11/02/17	Morgan Stanley	PHP	18,729	368,000	368,007	(7)
Russian Ruble,
Expiring 12/14/17	Morgan Stanley	RUB	145,236	2,500,132	2,488,965	11,167
Expiring 12/14/17	Morgan Stanley	RUB	114,038	1,926,677	1,954,299	(27,622)

A590

AST GOLDMAN SACHS GLOBAL INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Forward foreign currency exchange contracts outstanding at September 30, 2017 (continued):

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts (cont’d.):
Russian Ruble (cont’d.),
Expiring 12/14/17	Morgan Stanley	RUB	66,411	$1,129,695	$1,138,114	$(8,419)
Expiring 12/14/17	Morgan Stanley	RUB	54,446	927,000	933,066	(6,066)
Expiring 12/14/17	Morgan Stanley	RUB	53,955	923,000	924,643	(1,643)
Expiring 12/14/17	Morgan Stanley	RUB	41,371	700,000	708,990	(8,990)
Expiring 12/14/17	Morgan Stanley	RUB	25,867	440,030	443,298	(3,268)
Expiring 12/14/17	Morgan Stanley	RUB	21,847	371,623	374,402	(2,779)
Singapore Dollar,
Expiring 12/20/17	Morgan Stanley	SGD	3,959	2,952,039	2,921,623	30,416
Expiring 12/20/17	Morgan Stanley	SGD	2,625	1,926,677	1,937,199	(10,522)
Expiring 12/20/17	Morgan Stanley	SGD	2,496	1,852,000	1,841,730	10,270
Expiring 12/20/17	Morgan Stanley	SGD	1,253	919,000	924,433	(5,433)
Expiring 12/20/17	Morgan Stanley	SGD	1,253	919,000	924,386	(5,386)
Expiring 12/20/17	Morgan Stanley	SGD	597	440,030	440,548	(518)
Expiring 12/20/17	Morgan Stanley	SGD	500	368,000	368,825	(825)
South African Rand,
Expiring 11/14/17	Morgan Stanley	ZAR	38,705	2,878,211	2,837,103	41,108
Expiring 12/20/17	Morgan Stanley	ZAR	5,873	428,585	428,009	576
South Korean Won,
Expiring 10/02/17	Morgan Stanley	KRW	3,424,863	3,002,949	2,990,350	12,599
Expiring 10/10/17	Morgan Stanley	KRW	5,038,372	4,405,712	4,399,614	6,098
Expiring 10/10/17	Morgan Stanley	KRW	1,734,736	1,528,604	1,514,809	13,795
Expiring 10/12/17	Morgan Stanley	KRW	2,397,888	2,121,086	2,093,942	27,144
Expiring 10/12/17	Morgan Stanley	KRW	1,058,148	936,000	924,022	11,978
Expiring 10/12/17	Morgan Stanley	KRW	420,254	371,000	366,984	4,016
Expiring 10/12/17	Morgan Stanley	KRW	420,056	371,000	366,812	4,188
Expiring 10/25/17	Morgan Stanley	KRW	1,044,626	922,000	912,369	9,631
Expiring 10/25/17	Morgan Stanley	KRW	409,406	361,108	357,572	3,536
Expiring 11/10/17	Morgan Stanley	KRW	6,199,733	5,436,550	5,415,844	20,706
Expiring 11/10/17	Morgan Stanley	KRW	2,963,904	2,581,000	2,589,150	(8,150)
Expiring 11/10/17	Morgan Stanley	KRW	2,213,232	1,926,677	1,933,392	(6,715)
Expiring 11/10/17	Morgan Stanley	KRW	511,271	446,602	446,625	(23)
Expiring 11/22/17	Morgan Stanley	KRW	993,150	867,728	867,698	30
Swiss Franc,
Expiring 10/18/17	Morgan Stanley	CHF	1,456	1,513,294	1,504,970	8,324
Expiring 12/20/17	Morgan Stanley	CHF	895	926,000	929,647	(3,647)
Expiring 12/20/17	Morgan Stanley	CHF	886	926,000	920,654	5,346
Thai Baht,
Expiring 10/11/17	Morgan Stanley	THB	30,723	922,000	921,363	637
Expiring 10/19/17	Morgan Stanley	THB	114,574	3,448,007	3,436,253	11,754
Turkish Lira,
Expiring 12/20/17	Morgan Stanley	TRY	6,671	1,852,000	1,827,434	24,566
Expiring 12/20/17	Morgan Stanley	TRY	3,352	923,000	918,234	4,766
Expiring 12/20/17	Morgan Stanley	TRY	3,347	923,000	916,795	6,205
Expiring 12/20/17	Morgan Stanley	TRY	3,290	927,000	901,280	25,720
Expiring 12/20/17	Morgan Stanley	TRY	2,641	742,000	723,405	18,595
Expiring 12/20/17	Morgan Stanley	TRY	2,018	553,000	552,775	225
Expiring 12/20/17	Morgan Stanley	TRY	1,341	369,000	367,342	1,658
Expiring 12/20/17	Morgan Stanley	TRY	1,332	370,000	364,971	5,029
Expiring 12/20/17	Morgan Stanley	TRY	1,326	370,000	363,120	6,880
Expiring 12/20/17	Morgan Stanley	TRY	1,312	371,000	359,395	11,605
Expiring 12/20/17	Morgan Stanley	TRY	1,256	342,664	344,215	(1,551)
Expiring 12/20/17	Morgan Stanley	TRY	655	185,000	179,302	5,698
Expiring 12/20/17	Morgan Stanley	TRY	650	184,573	178,028	6,545

				$629,029,117	$621,661,843	7,367,274

						4,418,647

A591

AST GOLDMAN SACHS GLOBAL INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Cross currency exchange contracts outstanding at September 30, 2017:

Settlement	Type		Notional Amount (000)		In Exchange for (000)	Unrealized Appreciation (Depreciation)	Counterparty

OTC cross currency exchange contracts:
12/20/17	Buy	AUD	1,163	NZD	1,279	$(11,323)	Morgan Stanley
12/20/17	Buy	CAD	456	AUD	461	4,004	Morgan Stanley
12/20/17	Buy	CHF	877	EUR	763	4,862	Morgan Stanley
12/20/17	Buy	CHF	897	EUR	773	13,450	Morgan Stanley
12/20/17	Buy	CHF	936	EUR	814	5,321	Morgan Stanley
12/20/17	Buy	CHF	2,682	EUR	2,335	12,630	Morgan Stanley
10/03/17	Buy	CZK	22,652	EUR	867	5,305	Morgan Stanley
10/03/17	Buy	CZK	22,661	EUR	842	35,683	Morgan Stanley
10/03/17	Buy	CZK	22,719	EUR	844	35,960	Morgan Stanley
11/09/17	Buy	CZK	44,563	EUR	1,669	54,625	Morgan Stanley
11/21/17	Buy	CZK	22,450	EUR	839	29,308	Morgan Stanley
11/21/17	Buy	CZK	54,375	EUR	2,033	71,347	Morgan Stanley
11/22/17	Buy	CZK	22,463	EUR	839	29,960	Morgan Stanley
11/22/17	Buy	CZK	68,032	EUR	2,615	4,468	Morgan Stanley
12/20/17	Buy	CZK	71,848	EUR	2,760	10,095	Morgan Stanley
12/20/17	Buy	CZK	105,302	EUR	4,046	12,949	Morgan Stanley
01/03/18	Buy	CZK	22,679	EUR	852	26,270	Morgan Stanley
01/03/18	Buy	CZK	23,238	EUR	871	29,330	Morgan Stanley
01/03/18	Buy	CZK	23,280	EUR	872	30,063	Morgan Stanley
01/03/18	Buy	CZK	23,803	EUR	892	30,241	Morgan Stanley
10/03/17	Buy	EUR	2,615	CZK	68,032	(4,571)	Morgan Stanley
12/20/17	Buy	EUR	249	SEK	2,367	3,639	Morgan Stanley
12/20/17	Buy	EUR	331	PLZ	1,422	2,833	Morgan Stanley
12/20/17	Buy	EUR	401	GBP	354	780	Morgan Stanley
12/20/17	Buy	EUR	773	PLZ	3,318	8,432	Morgan Stanley
12/20/17	Buy	EUR	774	SEK	7,361	10,791	Morgan Stanley
12/20/17	Buy	EUR	777	HUF	240,914	22,814	Morgan Stanley
12/20/17	Buy	EUR	777	NOK	7,254	(7,357)	Morgan Stanley
12/20/17	Buy	EUR	778	GBP	692	(5,636)	Morgan Stanley
12/20/17	Buy	EUR	779	NOK	7,276	9,721	Morgan Stanley
12/20/17	Buy	EUR	780	NOK	7,252	13,970	Morgan Stanley
12/20/17	Buy	EUR	780	GBP	694	(5,483)	Morgan Stanley
12/20/17	Buy	EUR	783	NOK	7,290	12,722	Morgan Stanley
12/20/17	Buy	EUR	784	CHF	895	1,529	Morgan Stanley
12/20/17	Buy	EUR	785	GBP	708	(19,666)	Morgan Stanley
12/20/17	Buy	EUR	1,470	CHF	1,684	(3,883)	Morgan Stanley
12/20/17	Buy	EUR	1,541	GBP	1,374	(16,472)	Morgan Stanley
12/20/17	Buy	EUR	1,544	GBP	1,367	(3,700)	Morgan Stanley
12/20/17	Buy	EUR	1,555	CHF	1,801	(24,053)	Morgan Stanley
12/20/17	Buy	EUR	1,559	CHF	1,786	(3,437)	Morgan Stanley
12/20/17	Buy	EUR	158,242	CZK	6,084	15,573	Morgan Stanley
12/20/17	Buy	GBP	669	EUR	752	5,608	Morgan Stanley
12/20/17	Buy	GBP	684	JPY	102,788	1,613	Morgan Stanley
12/20/17	Buy	GBP	2,098	EUR	2,337	43,492	Morgan Stanley
12/20/17	Buy	GBP	6,861	EUR	7,768	(6,932)	Morgan Stanley
12/20/17	Buy	HUF	244,506	EUR	785	(1,131)	Morgan Stanley
12/20/17	Buy	JPY	53,293	GBP	365	(14,863)	Morgan Stanley
12/20/17	Buy	JPY	102,965	EUR	780	(7,245)	Morgan Stanley
12/20/17	Buy	JPY	103,825	EUR	774	7,465	Morgan Stanley
12/20/17	Buy	NOK	4,397	EUR	467	(819)	Morgan Stanley
12/20/17	Buy	NOK	4,615	GBP	435	(3,835)	Morgan Stanley
12/20/17	Buy	NOK	7,323	EUR	779	(3,866)	Morgan Stanley
12/20/17	Buy	NOK	7,344	EUR	784	(7,119)	Morgan Stanley
12/20/17	Buy	NOK	7,356	EUR	784	(5,657)	Morgan Stanley
12/20/17	Buy	NOK	7,365	EUR	782	(1,706)	Morgan Stanley
12/20/17	Buy	NOK	58,450	EUR	6,246	(64,379)	Morgan Stanley
12/20/17	Buy	NZD	1,274	EUR	777	(3,655)	Morgan Stanley
12/20/17	Buy	PLN	368	HUF	26,387	372	Morgan Stanley

A592

AST GOLDMAN SACHS GLOBAL INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Settlement	Type		Notional Amount (000)		In Exchange for (000)	Unrealized Appreciation (Depreciation)	Counterparty
OTC cross currency exchange contracts (cont’d.):
12/20/17	Buy	PLN	2,149	HUF	154,108	$ 2,207	Morgan Stanley
12/20/17	Buy	PLN	3,387	EUR	782	(64)	Morgan Stanley
12/20/17	Buy	PLN	6,633	EUR	1,547	(18,971)	Morgan Stanley
12/20/17	Buy	PLN	25,438	EUR	5,958	(102,581)	Morgan Stanley
12/20/17	Buy	PLN	33,885	EUR	7,933	(132,363)	Morgan Stanley
12/20/17	Buy	SEK	2,998	EUR	313	(1,803)	Morgan Stanley
12/20/17	Buy	SEK	3,801	EUR	399	(4,536)	Morgan Stanley
12/20/17	Buy	SEK	5,665	EUR	592	(3,745)	Morgan Stanley
12/20/17	Buy	SEK	7,322	EUR	764	(3,889)	Morgan Stanley
12/20/17	Buy	SEK	7,335	EUR	760	2,356	Morgan Stanley
12/20/17	Buy	SEK	7,375	EUR	769	(3,017)	Morgan Stanley
12/20/17	Buy	SEK	7,492	EUR	782	(4,191)	Morgan Stanley
12/20/17	Buy	SEK	7,516	EUR	785	(4,745)	Morgan Stanley
12/20/17	Buy	SEK	12,004	EUR	1,244	3,927	Morgan Stanley
12/20/17	Buy	SEK	56,048	EUR	5,876	(61,982)	Morgan Stanley
12/20/17	Buy	SEK	90,118	EUR	9,452	(104,690)	Morgan Stanley
12/20/17	Buy	SEK	91,032	EUR	9,535	(89,689)	Morgan Stanley

						$(147,339)

Credit default swap agreements outstanding at September 30, 2017:

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at September 30, 2017(5)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC credit default swaps on corporate and/or sovereign issues – Buy Protection(1):
People’s Republic of China	12/20/20	1.000%(Q)	27,520	0.368%	$(556,264)	$216,981	$(773,245)	Citigroup Global Markets

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Value at Trade Date	Value at September 30, 2017(4)	Unrealized Appreciation (Depreciation)
Centrally cleared credit default swaps on credit indices – Buy Protection(1):
CDX.EM.26.V1	12/20/22	1.000%(Q)	17,690	$ 742,118	$ 705,471	$ (36,647)
CDX.EM.27.V1	06/20/22	1.000%(Q)	7,555	298,479	235,389	(63,090)
CDX.NA.HY.29.V1	12/20/22	5.000%(Q)	24,500	(1,813,553)	(1,959,624)	(146,071)
CDX.NA.IG.28.V1	06/20/22	1.000%(Q)	39,580	(756,444)	(851,656)	(95,212)
iTraxx Europe S27.V1	06/20/22	1.000%(Q)	EUR 31,820	(814,344)	(931,726)	(117,382)

				$(2,343,744)	$(2,802,146)	$(458,402)

The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

A593

AST GOLDMAN SACHS GLOBAL INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

(4)	The fair value of credit default swap agreements on credit indices and asset-backed securities serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, when compared to the notional amount of the swap, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Inflation swap agreements outstanding at September 30, 2017:

	Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at September 30, 2017	Unrealized Appreciation (Depreciation)
Centrally cleared swap agreements:
EUR	5,200	08/15/27	1.428%(A)	Eurostat Eurozone HICP ex Tobacco(2)(A)	$5,163	$(14,068)	$(19,231)
EUR	2,260	08/15/32	1.600%(A)	Eurostat Eurozone HICP ex Tobacco(2)(A)	(1,479)	(11,843)	(10,364)
GBP	6,120	07/15/22	3.370%(A)	U.K. Retail Price Index(2)(A)	262	(33,758)	(34,020)
GBP	2,930	06/15/27	3.364%(A)	U.K. Retail Price Index(2)(A)	(2,366)	(24,543)	(22,177)
GBP	6,940	09/15/27	3.340%(A)	U.K. Retail Price Index(1)(A)	381	42,403	42,022
GBP	6,280	09/15/32	3.460%(A)	U.K. Retail Price Index(2)(A)	11,451	(27,444)	(38,895)
GBP	5,110	09/15/42	3.510%(A)	U.K. Retail Price Index(2)(A)	(3,254)	(55,668)	(52,414)
GBP	4,660	09/15/47	3.450%(A)	U.K. Retail Price Index(1)(A)	19,061	74,003	54,942

					$29,219	$(50,918)	$(80,137)

(1)	The Portfolio pays the fixed rate and receives the floating rate.
(2)	The Portfolio pays the floating rate and receives the fixed rate.

Interest rate swap agreements outstanding at September 30, 2017:

	Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at September 30, 2017	Unrealized Appreciation (Depreciation)
Centrally cleared swap agreements:
AUD	18,490	12/20/22	2.500%(S)	6 Month BBSW(1)(S)	$(24,755)	$100,929	$125,684
CAD	257,450	10/25/17	0.832%(T)	Canadian Overnight Repo Rate Average(2)(T)	—	(25,453)	(25,453)
CAD	57,050	12/20/19	1.250%(S)	3 Month CDOR(1)(S)	(681,113)	(653,784)	27,329
CAD	22,790	07/18/22	2.028%(S)	3 Month CDOR(2)(S)	(93,230)	(129,768)	(36,538)
CAD	21,440	12/20/22	1.750%(S)	3 Month CDOR(2)(S)	(358,271)	(349,139)	9,132
CAD	18,760	09/21/27	2.500%(S)	3 Month CDOR(2)(S)	(54,415)	(117,455)	(63,040)
CAD	27,060	12/20/27	2.000%(S)	3 Month CDOR(2)(S)	(704,291)	(842,108)	(137,817)

A594

AST GOLDMAN SACHS GLOBAL INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Interest rate swap agreements outstanding at September 30, 2017 (continued):

	Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at September 30, 2017	Unrealized Appreciation (Depreciation)
Centrally cleared swap agreements (cont’d.):
CAD	23,010	12/21/27	2.500%(S)	3 Month CDOR(2)(S)	$(113,872)	$(165,705)	$(51,833)
CAD	3,400	07/18/48	2.540%(S)	3 Month CDOR(1)(S)	40,972	90,601	49,629
CHF	67,540	03/29/19	(0.554)%(A)	6 Month CHF LIBOR(2)(S)	3,103	(2,496)	(5,599)
CHF	1,990	12/20/27	0.250%(A)	6 Month CHF LIBOR(2)(S)	628	(17,035)	(17,663)
CHF	3,820	12/21/27	1.000%(A)	6 Month CHF LIBOR(2)(S)	63,427	35,471	(27,956)
EUR	29,910	12/20/22	0.250%(A)	6 Month EURIBOR(2)(S)	807	(89,947)	(90,754)
EUR	7,040	12/20/24	0.500%(A)	6 Month EURIBOR(2)(S)	15,434	(48,464)	(63,898)
EUR	22,060	01/12/27	1.330%(A)	6 Month EURIBOR(2)(S)	(178,051)	(124,028)	54,023
EUR	12,880	06/15/27	1.750%(A)	6 Month EURIBOR(2)(S)	80,530	163,100	82,570
EUR	6,720	08/31/27	1.500%(A)	6 Month EURIBOR(1)(S)	(9,526)	28,413	37,939
EUR	23,670	12/20/27	1.000%(A)	6 Month EURIBOR(2)(S)	428,047	120,861	(307,186)
EUR	3,280	06/16/37	2.000%(A)	6 Month EURIBOR(2)(S)	(1,582)	(60,334)	(58,752)
EUR	1,200	12/20/37	1.500%(A)	6 Month EURIBOR(2)(S)	26,242	4,621	(21,621)
GBP	631,690	12/14/17	0.297%(A)	1 Day SONIA(2)(A)	1,710	(118,854)	(120,564)
GBP	27,180	03/16/27	1.600%(S)	6 Month GBP LIBOR(2)(S)	134,414	(146,203)	(280,617)
GBP	9,990	12/20/27	1.250%(S)	6 Month GBP LIBOR(1)(S)	(179,811)	242,971	422,782
GBP	2,680	12/21/27	2.000%(S)	6 Month GBP LIBOR(2)(S)	37,055	39,273	2,218
GBP	14,520	01/12/32	1.940%(S)	6 Month GBP LIBOR(1)(S)	137,079	36,095	(100,984)
GBP	8,550	12/20/32	1.500%(S)	6 Month GBP LIBOR(1)(S)	(224,071)	170,886	394,957
GBP	19,620	03/17/37	1.750%(S)	6 Month GBP LIBOR(1)(S)	39,194	403,084	363,890
GBP	220	12/20/47	1.500%(S)	6 Month GBP LIBOR(2)(S)	4,430	(10,924)	(15,354)
JPY	1,460,510	12/20/27	0.250%(S)	6 Month JPY LIBOR(1)(S)	37,550	63,738	26,188
MXN	45,800	12/14/22	6.750%(M)	28 Day Mexican Interbank Rate(2)(M)	(453)	(3,726)	(3,273)
NZD	5,750	12/21/27	4.000%(S)	3 Month BBR(1)(Q)	(41,570)	(17,263)	24,307
SEK	182,330	06/15/18	0.050%(A)	3 Month STIBOR(2)(Q)	175,144	85,512	(89,632)
SEK	305,380	09/17/18	(0.330)%(A)	3 Month STIBOR(2)(Q)	5,648	28,002	22,354
SEK	345,640	06/28/19	(0.100)%(A)	3 Month STIBOR(2)(Q)	(7,526)	(1,165)	6,361
SEK	199,330	12/20/22	0.500%(A)	3 Month STIBOR(2)(Q)	34,494	(54,201)	(88,695)
	46,700	05/13/19	1.826%(S)	3 Month LIBOR(1)(Q)	(7,467)	(7,623)	(156)
	48,600	12/20/19	2.000%(S)	3 Month LIBOR(1)(Q)	(299,039)	(180,844)	118,195

A595

AST GOLDMAN SACHS GLOBAL INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Interest rate swap agreements outstanding at September 30, 2017 (continued):

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at September 30, 2017	Unrealized Appreciation (Depreciation)
Centrally cleared swap agreements (cont’d.):
31,530	12/20/22	2.250%(S)	3 Month LIBOR(1)(Q)	$(517,386)	$(303,577)	$213,809
10,130	07/03/23	2.143%(S)	3 Month LIBOR(1)(Q)	28,607	(1,351)	(29,958)
27,270	08/07/23	2.065%(S)	3 Month LIBOR(1)(Q)	12,765	(114,255)	(127,020)
7,680	08/31/27	2.400%(S)	3 Month LIBOR(2)(Q)	(8,937)	(60,457)	(51,520)
15,120	09/21/27	2.500%(S)	3 Month LIBOR(1)(Q)	(5,473)	57,961	63,434
15,700	12/20/27	2.500%(S)	3 Month LIBOR(1)(Q)	(587,828)	(266,471)	321,357
23,890	12/21/27	2.750%(S)	3 Month LIBOR(1)(Q)	(170,918)	(147,332)	23,586
38,320	07/03/28	2.378%(S)	3 Month LIBOR(2)(Q)	(87,148)	(6,605)	80,543
15,380	08/06/28	2.346%(S)	3 Month LIBOR(1)(Q)	(16,976)	60,179	77,155
6,470	06/16/37	2.750%(S)	3 Month LIBOR(1)(Q)	6,605	(6,881)	(13,486)
6,210	06/17/47	2.500%(S)	3 Month LIBOR(1)(Q)	10,418	47,050	36,632
1,380	12/20/47	2.750%(S)	3 Month LIBOR(2)(Q)	119,508	63,515	(55,993)
15,900	07/03/48	2.560%(S)	3 Month LIBOR(1)(Q)	53,560	16,776	(36,784)

				$(2,876,338)	$(2,214,410)	$661,928

	Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC swap agreements:
BRL	33,970	01/04/21	10.950%(T)	1 Day BROIS(1)(T)	$(594,817)	$—	$(594,817)	Deutsche Bank AG
KRW	22,839,270	06/15/19	1.293%(Q)	3 Month KWCDC(2)(Q)	(139,098)	—	(139,098)	Bank of America
KRW	2,880,760	06/21/27	1.750%(Q)	3 Month KWCDC(2)(Q)	(65,387)	(30,257)	(35,130)	Morgan Stanley

					$(799,302)	$(30,257)	$(769,045)

Cash and foreign currency of $6,395,043 has been segregated with Credit Suisse First Boston Corp. to cover the requirements for open centrally cleared swap contracts at September 30, 2017.

(1)	The Portfolio pays the fixed rate and receives the floating rate.
(2)	The Portfolio pays the floating rate and receives the fixed rate.

Total Return swap agreements outstanding at September 30, 2017:

Counterparty	Termination Date	Long (Short) Notional Amount(000)#	Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(1)
OTC swap agreements:

Citigroup Global Markets	02/08/18	EGP 7,500	Pay or receive annually amounts based on market value fluctuation of Egypt Treasury Bill	$399,704	$359,093	$ 40,611

(1) Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	-	unadjusted quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3	-	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

A596

AST GOLDMAN SACHS GLOBAL INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

The following is a summary of the inputs used as of September 30, 2017 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities
Collateralized Loan Obligations	$—	$76,577,918	$—
Home Equity Loans	—	3,853,577	—
Other	—	801,396	—
Residential Mortgage-Backed Securities	—	6,638,687	—
Student Loans	—	54,220,794	7,940,776
Corporate Bonds
Belgium	—	5,961,331	—
Brazil	—	1,238,282	—
China	—	649,471	—
France	—	11,354,770	—
Germany	—	19,758,491	—
Italy	—	3,453,598	—
Japan	—	1,066,806	—
Mexico	—	2,668,475	—
Netherlands	—	8,245,144	—
Switzerland	—	6,178,904	—
United Kingdom	—	14,198,372	—
United States	—	69,495,894	—
Venezuela	—	2,210,167	—
Foreign Government Bonds	—	275,821,879	—
Municipal Bonds	—	2,976,299	—
Residential Mortgage-Backed Securities	—	31,803,885	1,350,000
U.S. Government Agency Obligations	—	116,889,385	—
U.S. Treasury Obligations	—	18,219,842	—
Affiliated Mutual Funds	43,584,354	—	—
Foreign Treasury Obligations	—	21,472,843	—
Options Purchased	133,688	—	—
U.S. Government Agency Obligation - Short	—	(9,447,773)	—
Other Financial Instruments*
Futures Contracts	(703,618)	—	—
OTC Forward Foreign Currency Exchange Contracts	—	4,418,647	—
OTC Cross Currency Exchange Contracts	—	(147,339)	—
OTC Credit Default Swap Agreement	—	(556,264)	—
Centrally Cleared Credit Default Swap Agreements	—	(458,402)	—
Centrally Cleared Inflation Swap Agreements	—	(80,137)	—
Centrally Cleared Interest Rate Swap Agreements	—	661,928	—
OTC Interest Rate Swap Agreements	—	(799,302)	—
OTC Total Return Swap Agreements	—	399,704	—

Total	$43,014,424	$749,717,272	$9,290,776

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

The following is a reconciliation of assets in which unobservable inputs (Level 3) were used in determining fair value:

	Asset-Backed Securities-Student Loans	Residential Mortgage-Backed Securities
Balance as of 12/31/2016	$—	$10,875,000
Realized gain (loss)	—	778
Change in unrealized appreciation (depreciation)	(9)	(1,040)
Purchases/Exchanges/Issuances	7,940,776	—
Sales/Paydowns	—	(9,525,000)
Accrued discount/premium	9	262
Transfers into Level 3	—	—
Transfers out of Level 3	—	—

Balance as of 09/30/17	$7,940,776	$1,350,000

A597

AST GOLDMAN SACHS GLOBAL INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

Level 3 securities as presented in the table above are being fair valued using pricing methodologies approved by Board, which contain unobservable inputs as follows:

Level 3 Securities	Fair Value as of September 30, 2017	Valuation Methodology	Unobservable Inputs

Asset-Backed Securities-Student Loans	$7,940,776	Market Approach	Single Broker Indicative Quote
Residential Mortgage-Backed Securities	1,350,000	Market Approach	Single Broker Indicative Quote

	$9,290,776

Industry Classification:

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of September 30, 2017 were as follows (unaudited):

Foreign Government Bonds	34.2%
U.S. Government Agency Obligations	14.5
Collateralized Loan Obligations	9.5
Student Loans	7.7
Banks	7.6
Affiliated Mutual Funds (0.5% represents investments purchased with collateral from securities on loan)	5.4
Residential Mortgage-Backed Securities	4.9
Foreign Treasury Obligations	2.7
U.S. Treasury Obligations	2.3
Diversified Financial Services	1.7
Telecommunications	1.7
Pipelines	1.2
Oil & Gas	1.0
Beverages	0.7
Insurance	0.7
Agriculture	0.7
Electric	0.7
Home Equity Loans	0.5

Healthcare-Products	0.4%
Municipal Bonds	0.4
Pharmaceuticals	0.3
Mining	0.2
Foods	0.2
Semiconductors	0.2
Media	0.2
Real Estate Investment Trusts (REITs)	0.2
Auto Parts & Equipment	0.1
Software	0.1
Healthcare-Services	0.1
Other	0.1
Real Estate	0.1
Retail	0.1
Put Options Purchased	0.0 *

100.4
U.S. Government Agency Obligations	(1.2)
Other assets in excess of liabilities	0.8

100.0%

* Less than +/- 0.05%

A598

AST GOLDMAN SACHS LARGE-CAP VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 97.3%

COMMON STOCKS
Aerospace & Defense — 0.9%
Textron, Inc.	351,100	$18,917,267

Air Freight & Logistics — 0.9%
C.H. Robinson Worldwide, Inc.(a)	250,851	19,089,762

Airlines — 0.7%
JetBlue Airways Corp.*	830,749	15,393,779

Automobiles — 0.7%
Volkswagen AG (Germany), ADR(a)	485,940	16,427,202

Banks — 17.1%
Bank of America Corp.	4,346,850	110,149,179
Citizens Financial Group, Inc.	1,210,376	45,836,939
JPMorgan Chase & Co.	791,962	75,640,291
SunTrust Banks, Inc.	581,331	34,746,154
Wells Fargo & Co.	2,006,617	110,664,928

		377,037,491

Beverages — 0.9%
Anheuser-Busch InBev SA/NV (Belgium), ADR(a)	175,545	20,942,519

Biotechnology — 1.8%
BioMarin Pharmaceutical, Inc.*	210,056	19,549,912
Celgene Corp.*	74,618	10,880,797
Vertex Pharmaceuticals, Inc.*	55,506	8,439,132

		38,869,841

Capital Markets — 0.8%
Morgan Stanley	355,397	17,119,473

Chemicals — 2.2%
DowDuPont, Inc.	716,030	49,570,757

Communications Equipment — 2.8%
Cisco Systems, Inc.	1,823,169	61,313,173

Consumer Finance — 1.8%
Capital One Financial Corp.	478,487	40,508,709

Containers & Packaging — 0.9%
Ball Corp.(a)	506,240	20,907,711

Diversified Telecommunication Services — 4.3%
AT&T, Inc.	1,705,858	66,818,458
CenturyLink, Inc.(a)	1,435,596	27,132,764

		93,951,222

Electric Utilities — 1.3%
FirstEnergy Corp.	432,344	13,329,166
PG&E Corp.	209,317	14,252,395

		27,581,561

Electrical Equipment — 2.0%
Emerson Electric Co.	706,196	44,377,357

Energy Equipment & Services — 0.8%
Halliburton Co.	391,564	18,023,691

Equity Real Estate Investment Trusts (REITs) — 2.5%
DDR Corp.	1,968,956	18,035,637
Simon Property Group, Inc.	127,730	20,565,807
Vornado Realty Trust	219,850	16,902,067

		55,503,511

	Shares	Value
COMMON STOCKS (Continued)
Food & Staples Retailing — 0.7%
CVS Health Corp.	180,895	$14,710,381

Food Products — 1.0%
Kraft Heinz Co. (The)	286,463	22,215,206

Health Care Equipment & Supplies — 2.6%
Abbott Laboratories	618,224	32,988,433
Medtronic PLC	302,342	23,513,137

		56,501,570

Health Care Providers & Services — 0.9%
Aetna, Inc.	130,975	20,826,335

Household Products — 2.8%
Procter & Gamble Co. (The)	681,942	62,043,083

Industrial Conglomerates — 3.7%
General Electric Co.	3,366,859	81,410,651

Insurance — 7.3%
American International Group, Inc.	1,005,657	61,737,283
Brighthouse Financial, Inc.*	458,134	27,854,547
MetLife, Inc.	1,373,536	71,355,195

		160,947,025

Internet & Direct Marketing Retail — 0.7%
Expedia, Inc.	113,173	16,290,122

Internet Software & Services — 2.1%
Alphabet, Inc. (Class A Stock)*	46,459	45,238,057

IT Services — 0.4%
Visa, Inc. (Class A Stock)(a)	82,058	8,635,784

Machinery — 0.7%
WABCO Holdings, Inc.*	108,880	16,114,240

Media — 3.6%
DISH Network Corp. (Class A Stock)*	402,644	21,835,384
Liberty Global PLC (United Kingdom) (Class C Stock)*	1,164,944	38,093,669
Viacom, Inc. (Class B Stock)(a)	697,502	19,418,456

		79,347,509

Metals & Mining — 1.2%
Nucor Corp.	462,064	25,894,067

Oil, Gas & Consumable Fuels — 9.4%
BP PLC (United Kingdom), ADR	722,884	27,780,432
ConocoPhillips	636,813	31,872,491
Exxon Mobil Corp.	1,426,171	116,917,499
Southwestern Energy Co.*(a)	5,080,632	31,042,662

		207,613,084

Pharmaceuticals — 9.8%
Allergan PLC	349,969	71,726,147
Bristol-Myers Squibb Co.	498,612	31,781,529
Johnson & Johnson	286,020	37,185,460
Merck & Co., Inc.	173,205	11,090,316
Pfizer, Inc.	1,810,229	64,625,175

		216,408,627

Road & Rail — 1.3%
Kansas City Southern	271,429	29,498,904

Semiconductors & Semiconductor Equipment — 1.1%
Marvell Technology Group Ltd. (Bermuda)	619,107	11,082,015

A599

AST GOLDMAN SACHS LARGE-CAP VALUE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Semiconductors & Semiconductor Equipment (cont’d.)
Texas Instruments, Inc.	139,600	$12,513,743

		23,595,758

Software — 2.3%
Oracle Corp.	835,424	40,392,750
Symantec Corp.	321,456	10,546,971

		50,939,721

Specialty Retail — 1.7%
Lowe’s Cos., Inc.	278,815	22,288,471
TJX Cos., Inc. (The)(a)	220,519	16,258,866

		38,547,337

Textiles, Apparel & Luxury Goods — 1.0%
Coach, Inc.	525,406	21,163,354

Wireless Telecommunication Services — 0.6%
T-Mobile US, Inc.*	200,413	12,357,466

TOTAL LONG-TERM INVESTMENTS (cost $2,008,187,420)		2,145,833,307

	Shares	Value
SHORT-TERM INVESTMENTS — 5.2%

AFFILIATED MUTUAL FUNDS
Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund(w)	12,414,509	$12,414,509
Prudential Investment Portfolios 2 - Prudential Institutional Money Market Fund (cost $103,134,203; includes $103,001,416 of cash collateral for securities on loan)(b)(w)	103,123,891	103,134,203

TOTAL SHORT-TERM INVESTMENTS (cost $115,548,712)		115,548,712

TOTAL INVESTMENTS — 102.5% (cost $2,123,736,132)		2,261,382,019
Liabilities in excess of other assets — (2.5)%		(54,918,728)

NET ASSETS — 100.0%		$2,206,463,291

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $100,131,237; cash collateral of $103,001,416 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.

(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund and Prudential Institutional Money Market Fund.

A600

AST GOLDMAN SACHS LARGE-CAP VALUE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2017 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$ 18,917,267	$ —	$ —
Air Freight & Logistics	19,089,762	—	—
Airlines	15,393,779	—	—
Automobiles	16,427,202	—	—
Banks	377,037,491	—	—
Beverages	20,942,519	—	—
Biotechnology	38,869,841	—	—
Capital Markets	17,119,473	—	—
Chemicals	49,570,757	—	—
Communications Equipment	61,313,173	—	—
Consumer Finance	40,508,709	—	—
Containers & Packaging	20,907,711	—	—
Diversified Telecommunication Services	93,951,222	—	—
Electric Utilities	27,581,561	—	—
Electrical Equipment	44,377,357	—	—
Energy Equipment & Services	18,023,691	—	—
Equity Real Estate Investment Trusts (REITs)	55,503,511	—	—
Food & Staples Retailing	14,710,381	—	—
Food Products	22,215,206	—	—
Health Care Equipment & Supplies	56,501,570	—	—
Health Care Providers & Services	20,826,335	—	—
Household Products	62,043,083	—	—
Industrial Conglomerates	81,410,651	—	—
Insurance	160,947,025	—	—
Internet & Direct Marketing Retail	16,290,122	—	—
Internet Software & Services	45,238,057	—	—
IT Services	8,635,784	—	—
Machinery	16,114,240	—	—
Media	79,347,509	—	—
Metals & Mining	25,894,067	—	—
Oil, Gas & Consumable Fuels	207,613,084	—	—
Pharmaceuticals	216,408,627	—	—
Road & Rail	29,498,904	—	—
Semiconductors & Semiconductor Equipment	23,595,758	—	—
Software	50,939,721	—	—
Specialty Retail	38,547,337	—	—
Textiles, Apparel & Luxury Goods	21,163,354	—	—
Wireless Telecommunication Services	12,357,466	—	—
Affiliated Mutual Funds	115,548,712	—	—

Total	$2,261,382,019	$ —	$ —

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

A601

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 84.5%

COMMON STOCKS — 33.8%
Aerospace & Defense — 0.3%
Airbus SE (France)	5,873	$558,147
Aselsan Elektronik Sanayi Ve Ticaret A/S (Turkey)	1,425	10,519
BAE Systems PLC (United Kingdom)	35,092	296,951
Boeing Co. (The)	10,451	2,656,748
BWX Technologies, Inc.	1,716	96,130
CAE, Inc. (Canada)	5,600	97,975
Chemring Group PLC (United Kingdom)	13,256	31,973
Cobham PLC (United Kingdom)	39,592	77,298
Cubic Corp.	1,189	60,639
Ducommun, Inc.*	819	26,249
Elbit Systems Ltd. (Israel)	1,203	176,734
Embraer SA (Brazil), ADR(a)	10,050	227,231
General Dynamics Corp.	2,962	608,928
HEICO Corp.	1,062	95,378
Huntington Ingalls Industries, Inc.	532	120,466
L3 Technologies, Inc.	1,240	233,653
Leonardo SpA (Italy)	9,594	179,725
Lockheed Martin Corp.	150	46,544
MacDonald, Dettwiler & Associates Ltd. (Canada)	1,400	79,641
Meggitt PLC (United Kingdom)	19,506	136,179
MTU Aero Engines AG (Germany)	1,229	196,021
Northrop Grumman Corp.	1,702	489,699
Orbital ATK, Inc.	1,071	142,614
QinetiQ Group PLC (United Kingdom)	137,625	455,600
Raytheon Co.	2,794	521,305
Rockwell Collins, Inc.	1,203	157,244
Rolls-Royce Holdings PLC (United Kingdom)*	19,561	232,498
Saab AB (Sweden) (Class B Stock)	2,110	107,095
Safran SA (France)	3,933	401,807
Spirit AeroSystems Holdings, Inc. (Class A Stock)	2,369	184,119
Teledyne Technologies, Inc.*	703	111,904
Thales SA (France)	1,901	215,197
United Technologies Corp.	14,396	1,671,088
Vectrus, Inc.*	1,050	32,382
Wesco Aircraft Holdings, Inc.*	3,156	29,666
Zodiac Aerospace (France)	4,826	139,544

		10,904,891

Air Freight & Logistics — 0.1%
Bollore SA (France)	42,006	209,956
C.H. Robinson Worldwide, Inc.(a)	1,308	99,539
CTT-Correios de Portugal SA (Portugal)	23,694	142,893
Deutsche Post AG (Germany)	15,388	685,012
Expeditors International of Washington, Inc.	1,675	100,266
FedEx Corp.	3,425	772,612
Globaltrans Investment PLC (Cyprus), GDR	7,352	68,828
Guangdong Yueyun Transportation Co. Ltd. (China) (Class H Stock)	42,000	25,324
Hub Group, Inc. (Class A Stock)*	1,176	50,509
Hyundai Glovis Co. Ltd. (South Korea)	888	114,746
Kerry TJ Logistics Co. Ltd. (Taiwan)	11,000	13,150
Konoike Transport Co. Ltd. (Japan)	2,100	32,017
Oesterreichische Post AG (Austria)	1,511	69,755

	Shares	Value
COMMON STOCKS (Continued)
Air Freight & Logistics (cont’d.)
Royal Mail PLC (United Kingdom)	37,115	$191,078
Shenzhen Chiwan Petroleum (China) (Class B Stock)*	5,700	14,907
United Parcel Service, Inc. (Class B Stock)	1,532	183,978
Yamato Holdings Co. Ltd. (Japan)	7,100	143,325
ZTO Express Cayman, Inc. (China), ADR*(a)	14,000	196,560

		3,114,455

Airlines — 0.3%
Aeroflot PJSC (Russia)	27,100	86,606
Air Arabia PJSC (United Arab Emirates)	784,156	243,407
Air France-KLM (France)*	47,711	752,401
Air New Zealand Ltd. (New Zealand)	106,533	259,524
Alaska Air Group, Inc.	2,944	224,539
ANA Holdings, Inc. (Japan)	3,200	121,118
Bangkok Airways PCL (Thailand)	109,300	60,949
Cathay Pacific Airways Ltd. (Hong Kong)*	83,000	125,378
Cebu Air, Inc. (Philippines)	15,310	33,061
China Airlines Ltd. (Taiwan)*	232,000	87,601
Controladora Vuela Cia de Aviacion SAB de CV (Mexico), ADR*(a)	5,370	63,742
Deutsche Lufthansa AG (Germany)	78,052	2,170,254
El Al Israel Airlines (Israel)	25,366	17,101
Eva Airways Corp. (Taiwan)	203,288	99,217
Garuda Indonesia Persero Tbk PT (Indonesia)*	758,700	18,813
Grupo Aeromexico SAB de CV (Mexico)*	5,836	10,768
Hainan Airlines Holding Co. Ltd. (China) (Class B Stock)	38,400	21,888
International Consolidated Airlines Group SA
(United Kingdom)	203,972	1,621,842
International Consolidated Airlines Group SA (United Kingdom)	197,159	1,571,258
Japan Airlines Co. Ltd. (Japan)	4,000	135,365
Nok Airlines PCL (Thailand)*	70,000	7,608
Pegasus Hava Tasimaciligi A/S (Turkey)*	1,956	13,681
Qantas Airways Ltd. (Australia)	100,892	461,902
SAS AB (Sweden)*(a)	17,512	56,116
Shandong Airlines Co. Ltd. (China) (Class B Stock)	28,700	51,142
Singapore Airlines Ltd. (Singapore)	22,100	163,577
Southwest Airlines Co.	9,560	535,169
Thai Airways International PCL (Thailand)*	52,500	28,698
Turk Hava Yollari AO (Turkey)*	47,343	116,266

		9,158,991

Auto Components — 0.4%
Actron Technology Corp. (Taiwan)	4,000	13,587
Aisin Seiki Co. Ltd. (Japan)	5,900	310,926
ARB Corp. Ltd. (Australia)	6,915	93,837
Autoliv, Inc. (Sweden)(a)	1,530	189,108
BorgWarner, Inc.	35,977	1,843,102
Bridgestone Corp. (Japan)	17,300	785,015
Chaowei Power Holdings Ltd. (China)	140,000	81,008
Cheng Shin Rubber Industry Co. Ltd. (Taiwan)	135,350	270,932
China First Capital Group Ltd. (Hong Kong)*	116,000	46,480

A602

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Auto Components (cont’d.)
Cie Generale des Etablissements Michelin (France)	4,952	$722,813
Cooper Tire & Rubber Co.	1,769	66,161
Cooper-Standard Holdings, Inc.*	433	50,215
Cub Elecparts, Inc. (Taiwan)*	2,263	26,605
Delphi Automotive PLC	18,380	1,808,592
Denso Corp. (Japan)	14,700	743,720
Depo Auto Parts Ind Co. Ltd. (Taiwan)	15,000	39,721
E-Lead Electronic Co. Ltd. (Taiwan)	5,000	4,642
Exedy Corp. (Japan)	4,100	124,794
Faurecia (France)	6,154	427,060
FCC Co. Ltd. (Japan)	4,500	100,218
Federal Corp. (Taiwan)	112,224	52,367
Fuyao Glass Industry Group Co. Ltd. (China) (Class H Stock), 144A	94,800	344,050
Global PMX Co. Ltd. (Taiwan)	1,000	6,513
Halla Holdings Corp. (South Korea)	1,140	62,606
Hiroca Holdings Ltd. (China)	7,000	26,316
Hota Industrial Manufacturing Co. Ltd. (Taiwan)	6,000	28,294
Hunan Tyen Machinery Co. Ltd. (China) (Class B Stock)*	28,800	15,523
Hyundai Mobis Co. Ltd. (South Korea)	2,775	581,482
Hyundai Wia Corp. (South Korea)	2,125	121,153
Iron Force Industrial Co. Ltd. (Taiwan)	3,000	13,207
Keihin Corp. (Japan)	2,700	46,230
Kenda Rubber Industrial Co. Ltd. (Taiwan)	54,545	76,896
Kordsa Teknik Tekstil A/S (Turkey)	171	342
Lear Corp.	11,235	1,944,554
Leoni AG (Germany)	1,691	112,211
Macauto Industrial Co. Ltd. (Taiwan)	2,000	11,311
Mahle-Metal Leve SA (Brazil)	2,000	12,421
Mando Corp. (South Korea)	480	106,657
Metair Investments Ltd. (South Africa)	4,872	6,546
Minth Group Ltd. (China)	44,000	230,375
Nan Kang Rubber Tire Co. Ltd. (Taiwan)	46,000	41,109
Nemak SAB de CV (Mexico), 144A	29,900	25,697
NHK Spring Co. Ltd. (Japan)	14,100	152,003
Nifco, Inc. (Japan)	2,200	134,317
Press Kogyo Co. Ltd. (Japan)	5,900	32,293
Rassini SAB de CV (Mexico) (Class A Stock)	15,200	31,084
SL Corp. (South Korea)	2,002	32,512
Somboon Advance Technology PCL (Thailand)	35,900	18,739
Sri Trang Agro-Industry PCL (Thailand)	89,700	34,252
Sumitomo Riko Co. Ltd. (Japan)	4,100	41,246
Sumitomo Rubber Industries Ltd. (Japan)	8,600	157,593
Sungwoo Hitech Co. Ltd. (South Korea)	10,546	55,891
Tianneng Power International Ltd. (China)	100,000	103,308
Tong Yang Industry Co. Ltd. (Taiwan)	40,000	81,651
Tupy SA (Brazil)	7,500	42,009
TYC Brother Industrial Co. Ltd. (Taiwan)	23,000	24,499
Unipres Corp. (Japan)	11,300	314,435
Valeo SA (France)	3,034	225,125
Visteon Corp.*	945	116,963
Weifu High-Technology Group Co. Ltd. (China) (Class B Stock)	19,400	44,678
Xingda International Holdings Ltd. (China)	134,000	50,261

	Shares	Value
COMMON STOCKS (Continued)
Auto Components (cont’d.)
Xinyi Glass Holdings Ltd. (Hong Kong)*	278,000	$274,803
Yokohama Rubber Co. Ltd. (The) (Japan)	9,700	199,991
Zhejiang Shibao Co. Ltd. (China) (Class H Stock)	50,000	19,010

		13,801,059

Automobiles — 0.6%
BAIC Motor Corp. Ltd. (China) (Class H Stock), 144A	193,000	183,078
China Motor Corp. (Taiwan)	90,000	79,393
Chongqing Changan Automobile Co. Ltd. (China) (Class B Stock)	121,500	160,671
Dongfeng Motor Group Co. Ltd. (China) (Class H Stock)	560,000	739,823
Fiat Chrysler Automobiles NV (United Kingdom)*	65,285	1,169,821
Ford Otomotiv Sanayi A/S (Turkey)	1,832	23,447
General Motors Co.	52,241	2,109,492
Guangzhou Automobile Group Co. Ltd. (China) (Class H Stock)	86,000	199,048
Honda Motor Co. Ltd. (Japan)	137,500	4,066,804
Hyundai Motor Co. (South Korea)	6,770	889,584
Jiangling Motors Corp. Ltd. (China) (Class B Stock)	7,700	15,722
Kia Motors Corp. (South Korea)	17,089	472,228
Mitsubishi Motors Corp. (Japan)	23,400	185,079
Nissan Motor Co. Ltd. (Japan)	101,200	1,002,332
Piaggio & C SpA (Italy)	25,175	78,849
Qingling Motors Co. Ltd. (China) (Class H Stock)	204,000	66,593
Sanyang Motor Co. Ltd. (Taiwan)	95,000	66,729
Subaru Corp. (Japan)	17,800	642,240
Suzuki Motor Corp. (Japan)(a)	9,800	514,016
Tofas Turk Otomobil Fabrikasi A/S (Turkey)	3,774	32,709
Toyota Motor Corp. (Japan)	86,456	5,155,474
Yadea Group Holdings Ltd. (China), 144A	68,000	25,332
Yamaha Motor Co. Ltd. (Japan)	1,900	56,877
Yulon Motor Co. Ltd. (Taiwan)	140,000	119,806
Yulon Nissan Motor Co. Ltd. (Taiwan)	2,000	16,686

		18,071,833

Banks — 3.2%
77 Bank Ltd. (The) (Japan)	5,400	133,458
ABN AMRO Group NV (Netherlands), GDR, 144A	18,444	552,288
Agricultural Bank of China Ltd. (China) (Class H Stock)	3,867,000	1,732,616
Ajman Bank PJSC (United Arab Emirates)*	534,357	167,323
Al Khalij Commercial Bank PQSC (Qatar)	8,471	28,729
Albaraka Turk Katilim Bankasi A/S (Turkey)	35,642	14,105
Alpha Bank AE (Greece)*	189,599	374,223
Aozora Bank Ltd. (Japan)	3,900	148,340
Associated Banc-Corp.	9,933	240,875
Awa Bank Ltd. (The) (Japan)	13,000	85,723
Banca Popolare di Sondrio SCPA (Italy)	26,648	114,642
Banco Bilbao Vizcaya Argentaria SA (Spain)	161,395	1,442,273
Banco de Chile (Chile)	1,027,818	156,778
Banco de Credito e Inversiones (Chile)	2,896	183,153
Banco Santander Brasil SA (Brazil), ADS	13,700	119,738

A603

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Banks (cont’d.)
Banco Santander Chile (Chile), ADR	3,246	$96,439
BanColombia SA (Colombia)	12,095	133,775
BanColombia SA (Colombia), ADR	2,853	130,639
Bangkok Bank PCL (Thailand)	50,500	282,758
Bank Bukopin Tbk (Indonesia)	594,700	24,726
Bank Central Asia Tbk PT (Indonesia)	324,000	488,321
Bank CIMB Niaga Tbk PT (Indonesia)*	245,600	23,614
Bank Hapoalim BM (Israel)	64,433	450,783
Bank Mandiri Persero Tbk PT (Indonesia)	814,400	406,626
Bank Negara Indonesia Persero Tbk PT (Indonesia)	535,700	294,319
Bank of China Ltd. (China) (Class H Stock)	8,589,000	4,233,147
Bank of Chongqing Co. Ltd. (China) (Class H Stock)	108,500	88,338
Bank of Communications Co. Ltd. (China) (Class H Stock)	2,730,000	1,992,037
Bank of East Asia Ltd. (The) (Hong Kong)	68,836	297,406
Bank of Hawaii Corp.(a)	818	68,188
Bank of Iwate Ltd. (The) (Japan)	1,900	76,743
Bank of Jinzhou Co. Ltd. (China) (Class H Stock)	68,000	70,249
Bank of Montreal (Canada)	12,300	930,867
Bank of Nova Scotia (The) (Canada)	26,200	1,684,023
Bank of Okinawa Ltd. (The) (Japan)	1,440	57,907
Bank of Qingdao Co. Ltd. (China) (Class H Stock), 144A	25,500	21,545
Bank of the Philippine Islands (Philippines)	82,960	162,410
Bank of the Ryukyus Ltd. (Japan)	7,400	114,428
Bank Pan Indonesia Tbk PT (Indonesia)*	487,800	41,287
Bank Pekao SA (Poland)	9,827	344,713
Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT (Indonesia)	243,200	46,946
Bank Pembangunan Daerah Jawa Timur Tbk
PT (Indonesia)	722,200	37,534
Bank Permata Tbk PT (Indonesia)*	308,600	16,153
Bank Rakyat Indonesia Persero Tbk PT (Indonesia)	438,600	497,410
Bank Tabungan Negara Persero Tbk PT (Indonesia)	244,400	57,158
Bank Zachodni WBK SA (Poland)	2,161	206,861
Bankia SA (Spain)	31,859	153,628
Bankinter SA (Spain)	16,205	153,297
BankUnited, Inc.	3,432	122,076
Banque Cantonale Vaudoise (Switzerland)	147	109,299
Banregio Grupo Financiero SAB de CV (Mexico)	6,200	36,924
BB&T Corp.	15,649	734,564
BDO Unibank, Inc. (Philippines)	80,110	206,112
Berkshire Hills Bancorp, Inc.	2,226	86,258
BIMB Holdings Bhd (Malaysia)	21,200	22,041
BNP Paribas SA (France)	26,606	2,146,448
BOC Hong Kong Holdings Ltd. (China)	83,500	405,656
CaixaBank SA (Spain)	63,444	317,932
Canadian Imperial Bank of Commerce (Canada)	7,700	673,700
Capitec Bank Holdings Ltd. (South Africa)	1,792	113,707
Chang Hwa Commercial Bank Ltd. (Taiwan)	635,421	343,652
Chemical Financial Corp.	2,768	144,656

	Shares	Value
COMMON STOCKS (Continued)
Banks (cont’d.)
China CITIC Bank Corp. Ltd. (China) (Class H Stock)	1,533,000	$973,383
China Construction Bank (Brasil) Banco Multiplo SA (Brazil)^	2,700	9
China Construction Bank Corp. (China) (Class H Stock)	9,108,000	7,555,410
Citizens Financial Group, Inc.	51,262	1,941,292
Comerica, Inc.	24,452	1,864,710
Commerce Bancshares, Inc.	2,178	125,823
Commercial Bank PQSC (The) (Qatar)*	32,421	259,172
Commonwealth Bank of Australia (Australia)	22,261	1,313,980
Community Bank System, Inc.	1,117	61,714
Credicorp Ltd. (Peru), (NYSE)	3,636	745,453
Credit Bank of Moscow PJSC (Russia)*	817,600	65,326
Credito Emiliano SpA (Italy)	2,255	20,289
CTBC Financial Holding Co. Ltd. (Taiwan)	1,789,578	1,121,289
Daishi Bank Ltd. (The) (Japan)	3,100	146,034
Danske Bank A/S (Denmark)	61,980	2,482,338
DBS Group Holdings Ltd. (Singapore)	44,970	690,240
DNB ASA (Norway)	20,701	417,165
Doha Bank QPSC (Qatar)	20,390	162,381
Dubai Islamic Bank PJSC (United Arab Emirates)	248,962	410,124
E.Sun Financial Holding Co. Ltd. (Taiwan)	960,021	573,024
Erste Group Bank AG (Austria)*	5,584	241,186
Far Eastern International Bank (Taiwan)	585,737	182,729
First Financial Holding Co. Ltd. (Taiwan)	926,194	594,067
First Republic Bank	1,856	193,878
FNB Corp.	10,375	145,561
Fulton Financial Corp.	9,513	178,369
Grupo Aval Acciones y Valores SA (Colombia), ADR	17,527	157,217
Grupo Elektra SAB de CV (Mexico)	2,555	115,757
Grupo Financiero Inbursa SAB de CV (Mexico) (Class O Stock)	87,400	159,777
Grupo Financiero Interacciones SA de CV (Mexico) (Class O Stock)	4,800	28,652
Gunma Bank Ltd. (The) (Japan)	33,200	205,352
Hang Seng Bank Ltd. (Hong Kong)	11,100	270,551
Harbin Bank Co. Ltd. (China) (Class H Stock), 144A*	219,000	64,761
Hokkoku Bank Ltd. (The) (Japan)	3,800	166,487
Hong Leong Bank Bhd (Malaysia)	46,000	172,779
Hope Bancorp, Inc.	7,147	126,573
HSBC Holdings PLC (United Kingdom), (QMTF)	403,334	3,983,779
Hua Nan Financial Holdings Co. Ltd.
(Taiwan)	905,883	491,419
Huishang Bank Corp. Ltd. (China) (Class H Stock)	482,000	237,557
Hyakugo Bank Ltd. (The) (Japan)	21,000	93,872
Hyakujushi Bank Ltd. (The) (Japan)	25,000	86,647
Industrial & Commercial Bank of China Ltd. (China) (Class H Stock)	7,572,000	5,622,100
ING Bank Slaski SA (Poland)*	2,265	126,937
Investors Bancorp, Inc.	10,004	136,455
Itau CorpBanca (Chile)	7,296,005	68,668
Itau Unibanco Holding SA (Brazil)	8,900	108,189
Iyo Bank Ltd. (The) (Japan)	24,600	199,161

A604

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Banks (cont’d.)
Japan Post Bank Co. Ltd. (Japan)	15,300	$188,997
Juroku Bank Ltd. (The) (Japan)	2,700	88,780
KB Financial Group, Inc. (South Korea)	10,108	495,097
Keiyo Bank Ltd. (The) (Japan)	18,000	83,501
Kiatnakin Bank PCL (Thailand)	43,300	90,661
King’s Town Bank Co. Ltd. (Taiwan)	142,000	149,848
Kiyo Bank Ltd. (The) (Japan)	6,300	105,705
Komercni Banka A/S (Czech Republic)	6,448	281,587
Krung Thai Bank PCL (Thailand)	450,100	254,056
Laurentian Bank of Canada (Canada)	4,000	193,340
LH Financial Group PCL (Thailand)	592,006	32,151
M&T Bank Corp.	2,522	406,143
Malayan Banking Bhd (Malaysia)	274,600	619,760
Masraf Al Rayan QSC (Qatar)	14,936	152,252
MB Financial, Inc.	3,227	145,280
Mebuki Financial Group, Inc. (Japan)	25,620	99,042
Mega Financial Holding Co. Ltd. (Taiwan)	1,111,228	868,490
Metropolitan Bank & Trust Co. (Philippines)	112,396	191,385
Mizrahi Tefahot Bank Ltd. (Israel)	15,643	280,262
Mizuho Financial Group, Inc. (Japan)	1,127,500	1,974,941
Moneta Money Bank A/S (Czech Republic), 144A	35,811	126,088
Musashino Bank Ltd. (The) (Japan)	3,400	101,071
Nanto Bank Ltd. (The) (Japan)	1,400	39,316
National Australia Bank Ltd. (Australia)	43,971	1,086,462
National Bank Holdings Corp. (Class A Stock)	2,573	91,830
National Bank of Canada (Canada)	8,000	385,013
Nishi-Nippon Financial Holdings, Inc. (Japan)	5,000	54,699
North Pacific Bank Ltd. (Japan)	24,400	77,195
Ogaki Kyoritsu Bank Ltd. (The) (Japan)	4,800	134,370
Oita Bank Ltd. (The) (Japan)	1,400	58,103
Old National Bancorp	7,707	141,038
OTP Bank PLC (Hungary)	13,233	496,499
Oversea-Chinese Banking Corp. Ltd. (Singapore)	97,305	800,563
People’s United Financial, Inc.	7,880	142,943
Philippine National Bank (Philippines)*	2,390	2,783
PNC Financial Services Group, Inc. (The)	9,110	1,227,755
Postal Savings Bank Of China Co. Ltd. (China) (Class H Stock), 144A	849,000	487,993
Powszechna Kasa Oszczednosci Bank Polski SA (Poland)*	57,178	553,603
Public Bank Bhd (Malaysia)	134,900	653,015
Qatar International Islamic Bank QSC (Qatar)	3,100	43,595
Qatar Islamic Bank SAQ (Qatar)	6,185	154,748
Qatar National Bank QPSC (Qatar)	18,536	621,006
Regions Financial Corp.	117,127	1,783,844
Resona Holdings, Inc. (Japan)(a)	89,100	457,674
Rizal Commercial Banking Corp. (Philippines)	61,200	59,755
Royal Bank of Canada (Canada)	24,600	1,903,333
San-In Godo Bank Ltd. (The) (Japan)	10,100	87,514
Security Bank Corp. (Philippines)	13,090	62,668
Senshu Ikeda Holdings, Inc. (Japan)	22,300	85,811
Seven Bank Ltd. (Japan)	18,000	64,946

	Shares	Value
COMMON STOCKS (Continued)
Banks (cont’d.)
Shengjing Bank Co. Ltd. (China) (Class H Stock), 144A	178,500	$140,760
Shiga Bank Ltd. (The) (Japan)	29,000	161,333
Shinhan Financial Group Co. Ltd. (South Korea)	20,409	896,296
Shinsei Bank Ltd. (Japan)	10,000	160,053
Signature Bank*	1,521	194,749
SinoPac Financial Holdings Co. Ltd. (Taiwan)	1,507,856	451,502
Skandinaviska Enskilda Banken AB
(Sweden) (Class A Stock)	131,871	1,739,800
Sociedad Matriz del Banco de Chile SA (Chile) (Class B Stock)	283,202	129,196
Societe Generale SA (France)	31,923	1,870,722
South State Corp.	963	86,718
Spar Nord Bank A/S (Denmark)	17,213	214,609
SpareBank 1 Nord Norge (Norway)	12,684	98,341
SpareBank 1 SMN (Norway)	24,354	248,675
SpareBank 1 SR-Bank ASA (Norway)	17,745	191,052
St Galler Kantonalbank AG (Switzerland)	277	127,580
Sterling Bancorp	4,355	107,351
SunTrust Banks, Inc.	33,433	1,998,290
Suruga Bank Ltd. (Japan)	5,700	122,890
Svenska Handelsbanken AB (Sweden) (Class A Stock)	28,790	434,418
Swedbank AB (Sweden) (Class A Stock)	18,898	522,515
Sydbank A/S (Denmark)	16,817	699,426
Taichung Commercial Bank Co. Ltd. (Taiwan)	409,010	130,159
Taishin Financial Holding Co. Ltd. (Taiwan)	1,326,008	570,650
Taiwan Business Bank (Taiwan)	655,941	178,673
Taiwan Cooperative Financial Holding Co. Ltd. (Taiwan)	1,342,844	693,032
TCS Group Holding PLC (Russia), GDR	4,689	77,153
Thanachart Capital PCL (Thailand)	92,600	135,489
Tisco Financial Group PCL (Thailand)	21,900	50,616
TMB Bank PCL (Thailand)	2,118,500	160,254
Toho Bank Ltd. (The) (Japan)	20,000	75,183
Toronto-Dominion Bank (The) (Canada)	33,500	1,886,095
Trustmark Corp.	2,982	98,764
Turkiye Garanti Bankasi A/S (Turkey)	130,955	355,785
Turkiye Is Bankasi (Turkey) (Class C Stock)	118,253	225,026
Turkiye Sinai Kalkinma Bankasi A/S (Turkey)	169,457	66,110
U.S. Bancorp	22,086	1,183,589
UMB Financial Corp.	1,258	93,708
Umpqua Holdings Corp.	7,350	143,399
Unione di Banche Italiane SpA (Italy)	9,543	49,594
United Bankshares, Inc.	4,063	150,940
United Overseas Bank Ltd. (Singapore)	35,200	609,827
Valiant Holding AG (Switzerland)	1,101	119,611
Valley National Bancorp	9,424	113,559
VTB Bank PJSC (Russia), GDR	288,085	619,190
Wells Fargo & Co.	89,920	4,959,088
Westpac Banking Corp. (Australia)	49,864	1,248,497
Wintrust Financial Corp.	1,987	155,602
Woori Bank (South Korea)	20,018	311,976
Yamaguchi Financial Group, Inc. (Japan)	15,000	175,561

A605

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Banks (cont’d.)
Yapi ve Kredi Bankasi A/S (Turkey)*	97,003	$117,614

		103,766,731

Beverages — 0.5%
Ambev SA (Brazil), ADR	61,200	403,307
Anheuser-Busch InBev SA/NV (Belgium)	10,970	1,313,392
Anhui Gujing Distillery Co. Ltd. (China) (Class B Stock)	5,700	26,889
Arca Continental SAB de CV (Mexico)	7,900	53,929
Asahi Group Holdings Ltd. (Japan)	7,200	291,519
Britvic PLC (United Kingdom)	7,558	76,515
Brown-Forman Corp. (Class B Stock)	1,923	104,419
Carabao Group PCL (Thailand) (Class F Stock)	8,700	22,773
Carlsberg A/S (Denmark) (Class B Stock)	2,532	277,077
Carlsberg Brewery Malaysia Bhd (Malaysia)	3,800	13,355
China Resources Beer Holdings Co. Ltd. (China)	62,336	168,775
Cia Cervecerias Unidas SA (Chile)	419	5,641
Coca-Cola Amatil Ltd. (Australia)	9,101	55,183
Coca-Cola Bottlers Japan, Inc. (Japan)	3,175	102,988
Coca-Cola Co. (The)	31,931	1,437,214
Coca-Cola European Partners PLC (United Kingdom)	2,420	100,720
Coca-Cola Femsa SAB de CV (Mexico) (Class L Stock)	55,200	426,292
Constellation Brands, Inc. (Class A Stock)	2,532	505,007
Cott Corp. (Canada)	5,400	80,973
Davide Campari-Milano SpA (Italy)	13,538	98,243
Diageo PLC (United Kingdom)	86,163	2,833,157
Dr. Pepper Snapple Group, Inc.	2,064	182,602
Emperador, Inc. (Philippines)	263,500	37,554
Fomento Economico Mexicano SAB de CV (Mexico), ADR	8,390	801,497
Fraser & Neave Holdings Bhd (Malaysia)	4,200	24,529
Heineken Holding NV (Netherlands)	931	87,477
Heineken Malaysia Bhd (Malaysia)	2,800	12,334
Heineken NV (Netherlands)	1,928	190,612
Hey Song Corp. (Taiwan)	83,000	85,124
Hite Jinro Co. Ltd. (South Korea)	4,721	108,406
Ito En Ltd. (Japan)	1,100	37,098
Kirin Holdings Co. Ltd. (Japan)	11,200	263,565
Molson Coors Brewing Co. (Class B Stock)	24,928	2,035,122
Monster Beverage Corp.*	3,850	212,713
Oenon Holdings, Inc. (Japan)	15,900	43,960
PepsiCo, Inc.	10,555	1,176,144
Pernod Ricard SA (France)	4,387	606,900
Remy Cointreau SA (France)	944	111,794
Royal Unibrew A/S (Denmark)	5,601	306,899
Sapporo Holdings Ltd. (Japan)	3,400	91,704
Stock Spirits Group PLC (United Kingdom)	34,951	112,266
Suntory Beverage & Food Ltd. (Japan)	1,100	48,976
Takara Holdings, Inc. (Japan)	7,000	63,888
Thai Beverage PCL (Thailand)	378,700	251,266
Tibet Water Resources Ltd. (Hong Kong)*	149,000	57,795
Treasury Wine Estates Ltd. (Australia)	7,652	82,170
Tsingtao Brewery Co. Ltd. (China) (Class H Stock)	18,000	68,898
Vina Concha y Toro SA (Chile)	32,757	54,439

	Shares	Value
COMMON STOCKS (Continued)
Beverages (cont’d.)
Yantai Changyu Pioneer Wine Co. Ltd. (China) (Class B Stock)	14,800	$37,116

		15,590,216

Biotechnology — 0.5%
3SBio, Inc. (China), 144A*	38,000	60,904
AbbVie, Inc.	5,676	504,369
Adimmune Corp. (Taiwan)*	6,000	3,937
Alexion Pharmaceuticals, Inc.*	7,713	1,082,057
Amgen, Inc.	20,949	3,905,941
Bavarian Nordic A/S (Denmark)*	5,045	226,352
BioGaia AB (Sweden) (Class B Stock)	2,577	95,951
Biogen, Inc.*	6,632	2,076,612
Celgene Corp.*	14,825	2,161,782
Celltrion, Inc. (South Korea)*	1,254	155,470
China Biologic Products Holdings, Inc. (China)*	1,000	92,269
CSL Ltd. (Australia)	2,531	265,953
Exelixis, Inc.*	35,207	853,066
Gilead Sciences, Inc.	16,922	1,371,020
Grifols SA (Spain)	3,876	112,922
Incyte Corp.*	2,781	324,654
Medigen Biotechnology Corp. (Taiwan)*	5,000	7,346
Mycenax Biotech, Inc. (Taiwan)*	6,000	5,580
Myriad Genetics, Inc.*	1,185	42,873
OBI Pharma, Inc. (Taiwan)*	1,000	5,705
Shanghai Haohai Biological Technology Co. Ltd. (China) (Class H Stock), 144A	10,100	45,253
Shire PLC	166	8,426
Shire PLC, ADR	6,547	1,002,608
Sinovac Biotech Ltd. (China)*	5,000	35,199
Sirtex Medical Ltd. (Australia)	1,377	14,430
United Therapeutics Corp.*	731	85,666
Vertex Pharmaceuticals, Inc.*	6,484	985,827
Vitrolife AB (Sweden)	664	53,886

		15,586,058

Building Products — 0.1%
Aica Kogyo Co. Ltd. (Japan)	3,600	120,933
Asahi Glass Co. Ltd. (Japan)	6,600	244,879
Assa Abloy AB (Sweden) (Class B Stock)	15,566	355,471
Central Glass Co. Ltd. (Japan)	4,200	91,521
China Fangda Group Co. Ltd. (China) (Class B Stock)	21,600	14,932
dormakaba Holding AG (Switzerland)*	147	149,907
Dynasty Ceramic PCL (Thailand)	233,400	27,879
Elementia SAB de CV (Mexico), 144A*	24,400	32,064
Geberit AG (Switzerland)	265	125,364
GWA Group Ltd. (Australia)	11,332	23,284
LIXIL Group Corp. (Japan)	5,900	156,564
Masco Corp.	30,770	1,200,338
National Central Cooling Co. PJSC (United Arab Emirates)	244,418	137,097
Nichiha Corp. (Japan)	1,900	71,255
Nitto Boseki Co. Ltd. (Japan)	1,800	55,282
Noritz Corp. (Japan)	3,400	61,096
Owens Corning	2,729	211,088
Sankyo Tateyama, Inc. (Japan)	4,500	63,946
Sanwa Holdings Corp. (Japan)	9,400	107,846

A606

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Building Products (cont’d.)
Schweiter Technologies AG (Switzerland)	510	$654,546
Sekisui Jushi Corp. (Japan)	1,400	25,967
Simpson Manufacturing Co., Inc.	1,319	64,684
Sunspring Metal Corp. (Taiwan)	6,000	7,499
Taiwan FU Hsing Industrial Co. Ltd. (Taiwan)	8,000	10,302
TOTO Ltd. (Japan)	3,100	130,584
Trakya Cam Sanayii A/S (Turkey)	33,147	33,771
Vanachai Group PCL (Thailand)	56,100	21,718
Xxentria Technology Materials Corp. (Taiwan)	10,251	23,156

		4,222,973

Capital Markets — 0.6%
Alaris Royalty Corp. (Canada)	3,100	51,106
Altamir (France)	7,805	141,169
Amanat Holdings PJSC (United Arab Emirates)	565,150	175,426
Ashmore Group PLC (United Kingdom)	22,165	100,823
Asia Plus Group Holdings PCL (Thailand)	302,400	34,834
ASX Ltd. (Australia)	67	2,755
AURELIUS Equity Opportunities SE & Co. KGaA (Germany)(a)	861	56,620
B3 SA - Brasil Bolsa Balcao (Brazil)	49,133	370,303
Banca Generali SpA (Italy)	9,555	331,735
Banco BTG Pactual SA (Brazil), UTS	22,120	131,233
BlackRock, Inc.	3,720	1,663,175
Bolsa Mexicana de Valores SAB de CV (Mexico)	13,800	23,030
Bolsas y Mercados Espanoles SHMSF SA (Spain)	2,789	96,252
Brait SE (South Africa)*	29,718	117,434
Brewin Dolphin Holdings PLC (United Kingdom)	3,849	18,018
Brookfield Asset Management, Inc. (Canada) (Class A Stock)	10,400	429,419
Bure Equity AB (Sweden)	12,688	174,565
Bursa Malaysia Bhd (Malaysia)	4,200	9,947
Capital Securities Corp. (Taiwan)	423,000	141,586
CBOE Holdings, Inc.	730	78,570
China Bills Finance Corp. (Taiwan)	164,000	80,042
China Financial International Investments Ltd. (Hong Kong)*	420,000	12,689
China Huarong Asset Management Co. Ltd. (China) (Class H Stock), 144A	2,127,000	950,283
China International Capital Corp. Ltd. (China) (Class H Stock), 144A	93,200	189,702
China Merchants Securities Co. Ltd. (China) (Class H Stock), 144A	97,000	160,682
CI Financial Corp. (Canada)	77,000	1,684,095
CME Group, Inc.	4,846	657,505
Country Group Development PCL (Thailand)*	580,100	20,907
CSC Financial Co. Ltd. (China) (Class H Stock), 144A	126,500	116,596
Deutsche Boerse AG (Germany)	2,566	278,132
Dubai Financial Market PJSC (United Arab Emirates)*	258,231	78,047

	Shares	Value
COMMON STOCKS (Continued)
Capital Markets (cont’d.)
Dubai Investments PJSC (United Arab Emirates)	397,339	$251,001
Euronext NV (Netherlands), 144A	3,246	197,610
Everbright Securities Co. Ltd. (China) (Class H Stock), 144A	136,800	185,982
FactSet Research Systems, Inc.	275	49,530
Gimv NV (Belgium)	5,962	366,486
GP Investments Ltd. (Brazil), BDR*	800	1,478
Guotai Junan Securities Co. Ltd. (China) (Class H Stock), 144A*	92,600	199,624
Intercontinental Exchange, Inc.	28,154	1,934,180
Intermediate Capital Group PLC (United Kingdom)	36,966	464,152
Investec Ltd. (South Africa)	29,212	211,451
Investment Technology Group, Inc.	1,999	44,258
IOOF Holdings Ltd. (Australia)	71,869	629,932
Jafco Co. Ltd. (Japan)	2,500	128,025
Jih Sun Financial Holdings Co. Ltd. (Taiwan)	405,168	96,736
JSE Ltd. (South Africa)	495	4,528
Jupiter Fund Management PLC (United Kingdom)	2,913	21,578
Kresna Graha Investama PT Tbk (Indonesia)*	920,900	30,631
Man Group PLC (United Kingdom)	460,978	1,037,986
MarketAxess Holdings, Inc.	1,031	190,230
Masterlink Securities Corp. (Taiwan)	283,131	77,963
Moody’s Corp.	2,806	390,623
Moscow Exchange MICEX-RTS PJSC (Russia)	81,990	164,521
MSCI, Inc.	784	91,650
Nasdaq, Inc.	7,179	556,875
Orient Securities Co. Ltd./China (China) (Class H Stock), 144A	108,000	112,955
OSK Holdings Bhd (Malaysia)	86,300	32,701
Partners Group Holding AG (Switzerland)	109	73,954
Perpetual Ltd. (Australia)	12,528	510,653
PPLA Participations Ltd. (Brazil), UTS*	2,457	1,373
President Securities Corp. (Taiwan)*	155,818	73,223
Singapore Exchange Ltd. (Singapore)	25,900	141,104
SVG Capital PLC (United Kingdom)^	23,077	—
T. Rowe Price Group, Inc.	3,223	292,165
Thomson Reuters Corp. (Canada)	23,100	1,059,888
Waterland Financial Holdings Co. Ltd. (Taiwan)	448,998	134,445
Yintech Investment Holdings Ltd. (China), ADR	1,900	20,995
Zeder Investments Ltd. (South Africa)	22,306	9,638

		18,166,804

Chemicals — 0.7%
Acron PJSC (Russia)	866	51,439
ADEKA Corp. (Japan)	27,400	499,873
AdvanSix, Inc.*	1,299	51,635
AECI Ltd. (South Africa)	5,445	40,781
African Oxygen Ltd. (South Africa)	3,650	6,214
Agrium, Inc. (Canada)	2,100	225,055
Air Liquide SA (France)	4,783	637,941
Air Products & Chemicals, Inc.	1,819	275,069
Air Water, Inc. (Japan)	6,700	123,610

A607

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Chemicals (cont’d.)
Alpek SAB de CV (Mexico)	21,700	$22,641
Asahi Kasei Corp. (Japan)	36,000	443,102
Ashland Global Holdings, Inc.	1,573	102,858
Asia Polymer Corp. (Taiwan)	47,966	29,975
Axalta Coating Systems Ltd.*	2,258	65,301
Barito Pacific Tbk PT (Indonesia)*	222,400	32,941
BASF SE (Germany)	36,155	3,850,109
Borregaard ASA (Norway)	5,938	66,588
Calgon Carbon Corp.	1,719	36,787
Chemtrade Logistics Income Fund (Canada), UTS	5,600	88,909
China BlueChemical Ltd. (China) (Class H Stock)	440,000	143,069
China General Plastics Corp. (Taiwan)	24,081	23,943
China Man-Made Fiber Corp. (Taiwan)	312,050	87,469
China Steel Chemical Corp. (Taiwan)	5,000	19,292
China Synthetic Rubber Corp. (Taiwan)	52,862	78,271
China XLX Fertiliser Ltd. (China)	29,000	9,578
Chr Hansen Holding A/S (Denmark)	1,558	133,622
Chugoku Marine Paints Ltd. (Japan)	8,000	66,901
Ciech SA (Poland)*	2,031	36,267
Corbion NV (Netherlands)	2,516	81,032
Croda International PLC (United Kingdom)	3,542	180,026
Daicel Corp. (Japan)	11,100	133,762
Dainichiseika Color & Chemicals Manufacturing Co. Ltd. (Japan)	3,000	136,977
Danhua Chemical Technology Co. Ltd. (China) (Class B Stock)*	2,800	1,330
DuluxGroup Ltd. (Australia)	18,009	98,884
Eastern Polymer Group PCL (Thailand) (Class F Stock)	52,500	18,120
Ecolab, Inc.	1,954	251,304
Elementis PLC (United Kingdom)	28,591	103,861
Eternal Materials Co. Ltd. (Taiwan)	77,440	78,783
Everlight Chemical Industrial Corp. (Taiwan)	47,000	29,139
FMC Corp.	6,423	573,638
Formosa Chemicals & Fibre Corp. (Taiwan)	276,890	841,883
Formosa Plastics Corp. (Taiwan)	296,600	897,899
Formosan Rubber Group, Inc. (Taiwan)	63,270	31,923
Formosan Union Chemical (Taiwan)	41,505	24,500
Fujimi, Inc. (Japan)	2,500	58,232
Givaudan SA (Switzerland)	83	180,597
Grand Pacific Petrochemical (Taiwan)	88,000	66,020
Green Seal Holding Ltd. (China)	16,000	36,301
Gurit Holding AG (Switzerland)	65	74,633
Ho Tung Chemical Corp. (Taiwan)*	187,440	56,002
Huabao International Holdings Ltd. (Hong Kong)	74,000	45,755
Incitec Pivot Ltd. (Australia)	52,769	149,011
Ingevity Corp.*	779	48,664
International Flavors & Fragrances, Inc.	1,176	168,062
Ishihara Sangyo Kaisha Ltd. (Japan)*	1,500	21,296
K+S AG (Germany)(a)	6,780	184,705
Kaneka Corp. (Japan)	15,000	116,507
Kansai Paint Co. Ltd. (Japan)	5,500	138,423
Kolon Industries, Inc. (South Korea)	2,294	141,804
Koninklijke DSM NV (Netherlands)	3,682	301,401
Kuraray Co. Ltd. (Japan)	10,000	186,981
Kureha Corp. (Japan)	6,800	370,146

	Shares	Value
COMMON STOCKS (Continued)
Chemicals (cont’d.)
LCY Chemical Corp. (Taiwan)	65,000	$86,598
Lenzing AG (Austria)	355	51,482
Linde AG (Germany)	3,719	775,579
Lintec Corp. (Japan)	4,200	113,841
Monsanto Co.	3,406	408,107
Nantex Industry Co. Ltd. (Taiwan)	23,605	17,203
Nippon Kayaku Co. Ltd. (Japan)	9,000	138,609
Nippon Shokubai Co. Ltd. (Japan)	1,700	120,107
Nippon Soda Co. Ltd. (Japan)	3,000	18,241
Nitto Denko Corp. (Japan)	2,200	183,429
NOF Corp. (Japan)	5,000	141,302
Novozymes A/S (Denmark) (Class B Stock)	3,212	164,828
Nufarm Ltd. (Australia)	8,936	58,108
Omnia Holdings Ltd. (South Africa)	3,410	35,053
Orica Ltd. (Australia)	80,543	1,253,728
Petkim Petrokimya Holding A/S (Turkey)	17,097	28,695
PhosAgro PJSC (Russia), GDR	3,343	47,660
Praxair, Inc.	2,687	375,481
San Fang Chemical Industry Co. Ltd. (Taiwan)	19,540	22,843
Sasol Ltd. (South Africa)	32,651	894,730
Scientex Bhd (Malaysia)	15,100	31,470
Scotts Miracle-Gro Co. (The)	808	78,651
Sensient Technologies Corp.	1,361	104,688
Sesoda Corp. (Taiwan)	22,262	21,143
Shanghai Chlor-Alkali Chemical Co. Ltd. (China) (Class B Stock)*	17,100	13,406
Shanghai Huayi Group Corp. Ltd. (China) (Class B Stock)	24,100	23,835
Sherwin-Williams Co. (The)	377	134,981
Shin-Etsu Chemical Co. Ltd. (Japan)	7,200	643,697
Shinkong Synthetic Fibers Corp. (Taiwan)	347,000	104,132
Showa Denko KK (Japan)	7,000	218,040
Sika AG (Switzerland)	30	223,215
Sinon Corp. (Taiwan)	57,000	32,519
Soda Sanayii A/S (Turkey)	11,390	16,272
Soulbrain Co. Ltd. (South Korea)	1,905	113,101
Stella Chemifa Corp. (Japan)	2,100	89,393
Sumitomo Bakelite Co. Ltd. (Japan)	19,000	139,978
Sumitomo Seika Chemicals Co. Ltd. (Japan)	2,300	110,016
Symrise AG (Germany)	2,018	153,288
Synthomer PLC (United Kingdom)	46,416	303,881
Synthos SA (Poland)	35,988	50,693
Taiwan Fertilizer Co. Ltd. (Taiwan)	104,000	134,613
Taiwan Styrene Monomer (Taiwan)	59,000	37,843
Teijin Ltd. (Japan)	38,300	755,469
Tenma Corp. (Japan)	14,700	297,534
Tikkurila OYJ (Finland)	4,696	85,528
Toagosei Co. Ltd. (Japan)	25,900	347,035
Tokyo Ohka Kogyo Co. Ltd. (Japan)	2,800	99,533
Toray Industries, Inc. (Japan)	41,800	405,463
Toyobo Co. Ltd. (Japan)	6,700	127,599
Ube Industries Ltd. (Japan)	6,600	190,624
Unipetrol A/S (Czech Republic)	8,545	132,162
UPC Technology Corp. (Taiwan)	103,525	54,965
Uralkali PJSC (Russia)*	19,350	46,224
USI Corp. (Taiwan)	120,940	59,425
Victory New Materials Ltd. Co. (Taiwan)	24,700	37,550

A608

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Chemicals (cont’d.)
Yara International ASA (Norway)	5,064	$226,798
Yung Chi Paint & Varnish Manufacturing Co. Ltd. (Taiwan)	7,000	18,513

		23,675,742

Commercial Services & Supplies — 0.2%
ABM Industries, Inc.	2,087	87,049
Aeon Delight Co. Ltd. (Japan)	1,900	71,340
Babcock International Group PLC (United Kingdom)	15,563	172,570
Bilfinger SE (Germany)	2,358	98,740
Blue Label Telecoms Ltd. (South Africa)	37,228	48,120
Brady Corp. (Class A Stock)	1,551	58,860
Brambles Ltd. (Australia)	20,001	141,199
Cabcharge Australia Ltd. (Australia)	10,040	14,294
China Greenland Broad Greenstate Group Co. Ltd. (China)	60,000	11,598
Cintas Corp.	676	97,533
Clean Harbors, Inc.*	902	51,143
Cleanaway Co. Ltd. (Taiwan)	4,000	22,424
Copart, Inc.*	2,626	90,256
Covanta Holding Corp.(a)	5,288	78,527
Dai Nippon Printing Co. Ltd. (Japan)	10,000	239,325
Daiseki Co. Ltd. (Japan)	1,900	47,852
Dongjiang Environmental Co. Ltd. (China) (Class H Stock)	3,200	4,760
Downer EDI Ltd. (Australia)	58,828	313,473
Duskin Co. Ltd. (Japan)	4,400	123,955
ECOVE Environment Corp. (Taiwan)	1,000	5,425
Essendant, Inc.	2,283	30,067
G4S PLC (United Kingdom)	25,843	96,374
Greentown Service Group Co. Ltd. (China)	24,000	14,717
Healthcare Services Group, Inc.	1,123	60,608
Intrum Justitia AB (Sweden)(a)	2,217	78,392
KAR Auction Services, Inc.	2,181	104,121
Kokuyo Co. Ltd. (Japan)	13,300	225,342
L&K Engineering Co. Ltd. (Taiwan)	15,000	16,225
Loomis AB (Sweden) (Class B Stock)	12,247	486,778
Mitie Group PLC (United Kingdom)	27,597	94,632
Novus Holdings Ltd. (South Africa)	2,560	1,235
Okamura Corp. (Japan)	5,400	61,666
Park24 Co. Ltd. (Japan)	2,700	65,745
Relia, Inc. (Japan)	5,000	57,676
Republic Services, Inc.	3,360	221,962
Riverstone Holdings Ltd. (Singapore)	37,000	28,505
RPS Group PLC (United Kingdom)	11,952	46,242
S-1 Corp. (South Korea)	957	74,531
Sato Holdings Corp. (Japan)	2,700	63,874
Secom Co. Ltd. (Japan)	2,500	182,226
Securitas AB (Sweden) (Class B Stock)	8,959	150,033
Shanghai Zhongyida Co. Ltd. (China) (Class B Stock)*	52,400	22,742
Societe BIC SA (France)	687	82,333
Sohgo Security Services Co. Ltd. (Japan)	1,800	82,542
Steelcase, Inc. (Class A Stock)	4,718	72,657
Stericycle, Inc.*	1,678	120,178
Sunny Friend Environmental Technology Co. Ltd. (Taiwan)	2,000	12,597
Taiwan Secom Co. Ltd. (Taiwan)	13,135	38,551

	Shares	Value
COMMON STOCKS (Continued)
Commercial Services & Supplies (cont’d.)
Taiwan Shin Kong Security Co. Ltd. (Taiwan)	27,150	$34,828
Toppan Forms Co. Ltd. (Japan)	6,400	67,910
Toppan Printing Co. Ltd. (Japan)	21,000	208,274
Transcontinental, Inc. (Canada) (Class A Stock)	4,700	97,145
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA (Brazil)	3,080	19,498
Waste Connections, Inc. (Canada), (TSX)	2,038	142,525
Waste Management, Inc.	3,278	256,569
YC Co. Ltd. (Taiwan)	51,313	22,675
Zhi Sheng Group Holdings Ltd. (China)*	8,000	4,711

		5,225,129

Communications Equipment — 0.2%
Accton Technology Corp. (Taiwan)	26,000	83,597
ADTRAN, Inc.	2,532	60,767
ARRIS International PLC*	10,523	299,800
Brocade Communications Systems, Inc.	9,679	115,664
China All Access Holdings Ltd. (Hong Kong)	138,000	43,105
Cisco Systems, Inc.	85,106	2,862,115
Denki Kogyo Co. Ltd. (Japan)	1,800	45,622
D-Link Corp. (Taiwan)	109,905	39,868
Eastern Communications Co. Ltd. (China) (Class B Stock)	17,000	12,002
EchoStar Corp. (Class A Stock)*	1,908	109,195
F5 Networks, Inc.*	5,722	689,844
Gemtek Technology Corp. (Taiwan)	34,000	26,797
Harris Corp.	1,515	199,495
Hitron Technology, Inc. (Taiwan)	18,000	12,851
InterDigital, Inc.	580	42,775
Lanner Electronics, Inc. (Taiwan)	5,000	6,975
Lumentum Holdings, Inc.*	1,265	68,753
Nokia OYJ (Finland)	127,810	767,374
O-Net Technologies Group Ltd. (China)*	17,000	11,229
Senao Networks, Inc. (Taiwan)	2,000	8,442
Sercomm Corp. (Taiwan)	17,000	45,802
Shanghai Potevio Co. Ltd. (China) (Class B Stock)*	15,300	12,745
Telefonaktiebolaget LM Ericsson (Sweden) (Class B Stock)	102,445	588,264
Unizyx Holding Corp. (Taiwan)	37,000	17,204
VTech Holdings Ltd. (Hong Kong)	7,400	107,804
Wistron NeWeb Corp. (Taiwan)	17,416	49,967
Yangtze Optical Fibre and Cable Joint Stock Ltd. Co. (China) (Class H Stock), 144A	25,000	95,371
Zinwell Corp. (Taiwan)	25,000	22,837
ZTE Corp. (China) (Class H Stock)*	39,600	129,523

		6,575,787

Construction & Engineering — 0.2%
Acter Co. Ltd. (Taiwan)	2,000	11,146
Adhi Karya Persero Tbk PT (Indonesia)	189,800	28,183
AECOM*	8,584	315,977
Aveng Ltd. (South Africa)*	53,434	11,446
Baoye Group Co. Ltd. (China) (Class H Stock)*	58,000	41,876
BES Engineering Corp. (Taiwan)	333,000	72,587

A609

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Construction & Engineering (cont’d.)
Boustead Singapore Ltd. (Singapore)	52,900	$35,967
Bouygues SA (France)	5,459	259,046
Budimex SA (Poland)	295	17,705
CH Karnchang PCL (Thailand)	21,500	18,076
China Energy Engineering Corp. Ltd. (China) (Class H Stock)	1,496,000	273,859
China State Construction International Holdings Ltd. (China)	136,000	198,126
COMSYS Holdings Corp. (Japan)	4,000	95,588
Continental Holdings Corp. (Taiwan)	102,300	43,182
CTCI Corp. (Taiwan)	32,000	51,392
Ellaktor SA (Greece)*	26,779	49,690
EMCOR Group, Inc.	1,206	83,672
Ferrovial SA (Spain)	10,740	236,417
Galliford Try PLC (United Kingdom)	28,432	516,223
GEK Terna Holding Real Estate Construction SA (Greece)*	9,652	44,033
Group Five Ltd. (South Africa)	5,076	4,083
Hazama Ando Corp. (Japan)	12,500	87,425
IJM Corp. Bhd (Malaysia)	176,600	138,018
Impulsora del Desarrollo y el Empleo en America Latina SAB de CV (Mexico)*	2,700	5,041
Iskandar Waterfront City Bhd (Malaysia)*	23,000	6,863
JGC Corp. (Japan)	7,500	121,373
Kajima Corp. (Japan)	29,000	288,132
Kandenko Co. Ltd. (Japan)	6,000	62,973
Kinden Corp. (Japan)	6,900	111,111
Kumagai Gumi Co. Ltd. (Japan)	2,000	60,342
Kung Sing Engineering Corp. (Taiwan)	42,000	16,551
Kyowa Exeo Corp. (Japan)	4,000	79,449
Maeda Corp. (Japan)	9,000	109,976
Maeda Road Construction Co. Ltd. (Japan)	4,000	86,061
Mirait Holdings Corp. (Japan)	5,400	64,930
Murray & Roberts Holdings Ltd. (South Africa)	30,468	36,007
Nippo Corp. (Japan)	3,000	64,172
Nippon Densetsu Kogyo Co. Ltd. (Japan)	3,000	63,106
Nippon Road Co. Ltd. (The) (Japan)	700	38,756
Nishimatsu Construction Co. Ltd. (Japan)	8,200	237,080
Obayashi Corp. (Japan)	24,200	290,120
Pembangunan Perumahan Persero Tbk PT (Indonesia)	174,400	29,910
Penta-Ocean Construction Co. Ltd. (Japan)	17,600	111,051
PESTECH International Bhd (Malaysia)	11,500	4,249
Raito Kogyo Co. Ltd. (Japan)	5,300	52,659
Raubex Group Ltd. (South Africa)	7,049	10,309
Rich Development Co. Ltd. (Taiwan)	127,000	38,614
Run Long Construction Co. Ltd. (Taiwan)	8,000	9,313
Salfacorp SA (Chile)	44,264	63,761
Salini Impregilo SpA (Italy)	12,346	48,678
Shimizu Corp. (Japan)	19,000	210,558
SHO-BOND Holdings Co. Ltd. (Japan)	1,200	68,358
Sinopec Engineering Group Co. Ltd. (China) (Class H Stock)	263,500	232,413
Sino-Thai Engineering & Construction PCL (Thailand)	30,500	23,593
Skanska AB (Sweden) (Class B Stock)	8,649	200,379
SNC-Lavalin Group, Inc. (Canada)	2,400	108,464
SOCAM Development Ltd. (Hong Kong)*	64,000	15,894

	Shares	Value
COMMON STOCKS (Continued)
Construction & Engineering (cont’d.)
Sumitomo Densetsu Co. Ltd. (Japan)	2,400	$44,299
Taikisha Ltd. (Japan)	2,000	55,099
Taisei Corp. (Japan)	6,200	325,083
Tekfen Holding A/S (Turkey)	11,336	37,257
TOA ROAD Corp. (Japan)	1,000	38,614
Toda Corp. (Japan)	16,000	124,701
Totetsu Kogyo Co. Ltd. (Japan)	2,200	72,437
Trakcja SA (Poland)	2,950	9,499
TRC Construction PCL (Thailand)	162,400	5,845
Unique Engineering & Construction PCL (Thailand)	63,000	34,990
United Engineers Ltd. (Singapore)	53,400	106,760
United Integrated Services Co. Ltd. (Taiwan)	10,000	16,917
Valmont Industries, Inc.	511	80,789
Vinci SA (France)	8,571	814,453
Waskita Karya Persero Tbk PT (Indonesia)	232,000	30,574
WCT Holdings Bhd (Malaysia)*	48,468	20,087
Wijaya Karya Persero Tbk PT (Indonesia)	235,300	31,271
Wilson Bayly Holmes-Ovcon Ltd. (South Africa)	1,603	17,438
WSP Global, Inc. (Canada)	2,600	108,168
Yokogawa Bridge Holdings Corp. (Japan)	4,000	77,601

		7,655,845

Construction Materials — 0.1%
Adelaide Brighton Ltd. (Australia)	1,684	7,719
Asia Cement Corp. (Taiwan)	294,000	259,349
Cahya Mata Sarawak Bhd (Malaysia)	27,000	25,641
Cementos Argos SA (Colombia)	16,183	64,366
Cementos Pacasmayo SAA (Peru)	22,803	58,677
Cemex Holdings Philippines, Inc. (Philippines), 144A*	240,400	23,804
Cemex Latam Holdings SA (Colombia)*	9,758	38,346
CHC Resources Corp. (Taiwan)	4,000	7,004
Cimsa Cimento Sanayi VE Ticaret A/S (Turkey)	545	2,169
CRH PLC (Ireland)	15,663	525,185
CSG Holding Co. Ltd. (China) (Class B Stock)	30,000	18,549
CSR Ltd. (Australia)	129,947	483,888
Goldsun Building Materials Co. Ltd. (Taiwan)*	304,000	91,429
Huaxin Cement Co. Ltd. (China) (Class B Stock)	21,400	27,349
Ibstock PLC (United Kingdom), 144A	16,396	50,075
Imerys SA (France)	1,254	113,306
Magnesita Refratarios SA (Brazil)	2,920	36,694
PPC Ltd. (South Africa)*	63,391	29,591
Qatar National Cement Co. QSC (Qatar)	2,111	37,565
RHI AG (Austria)	2,323	97,055
Semen Baturaja Persero Tbk PT (Indonesia)	27,000	6,816
Shanghai Yaohua Pilkington Glass Group Co. Ltd. (China) (Class B Stock)	43,900	31,345
Siam Cement PCL (The) (Thailand)	12,550	188,333
Siam City Cement PCL (Thailand)	6,700	56,711
Sumitomo Osaka Cement Co. Ltd. (Japan)	26,000	115,068
Taiheiyo Cement Corp. (Japan)	4,100	158,316
Titan Cement Co. SA (Greece)	4,141	104,834

A610

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Construction Materials (cont’d.)
Tongfang Kontafarma Holdings Ltd. (China)*	120,000	$9,217
Universal Cement Corp. (Taiwan)	68,538	52,097
Waskita Beton Precast Tbk PT (Indonesia)	744,400	19,896
West China Cement Ltd. (China)*	360,000	58,528

		2,798,922

Consumer Finance — 0.2%
AEON Credit Service M Bhd (Malaysia)	6,300	19,157
Ally Financial, Inc.	45,722	1,109,216
American Express Co.	9,555	864,345
Capital One Financial Corp.	21,667	1,834,328
Cembra Money Bank AG (Switzerland)*	111	9,711
China Financial Services Holdings Ltd. (China)	300,000	25,347
Chong Sing Holdings FinTech Gr (China)*	300,000	40,709
Credit Saison Co. Ltd. (Japan)	8,900	184,683
Discover Financial Services	7,600	490,048
FirstCash, Inc.	1,144	72,244
Flying Financial Service Holdings Ltd. (China)	95,000	11,067
Gentera SAB de CV (Mexico)	45,800	74,195
Green Dot Corp. (Class A Stock)*	953	47,250
KRUK SA (Poland)	441	35,465
Krungthai Card PCL (Thailand)	9,300	31,568
Muangthai Leasing PCL (Thailand) (Class F Stock)	20,100	21,279
Nelnet, Inc. (Class A Stock)	1,524	76,962
Samsung Card Co. Ltd. (South Korea)	2,442	78,568
Sun Hung Kai & Co. Ltd. (Hong Kong)	155,000	99,753
Synchrony Financial	72,712	2,257,708
Taiwan Acceptance Corp. (Taiwan)	8,000	26,777
Unifin Financiera SAB de CV SOFOM ENR (Mexico)	4,400	14,751

		7,425,131

Containers & Packaging — 0.1%
Amcor Ltd. (Australia)	7,761	92,594
AptarGroup, Inc.	1,229	106,075
Avery Dennison Corp.	659	64,806
Ball Corp.	3,322	137,199
Bemis Co., Inc.	1,303	59,378
CCL Industries, Inc. (Canada) (Class B Stock)	2,200	106,460
Cheng Loong Corp. (Taiwan)	150,000	88,296
CPMC Holdings Ltd. (China)	73,000	42,987
Fuji Seal International, Inc. (Japan)	2,000	60,431
Graphic Packaging Holding Co.	6,711	93,618
Greatview Aseptic Packaging Co. Ltd. (China)	106,000	65,134
Huhtamaki OYJ (Finland)	2,451	98,926
Klabin SA (Brazil), UTS	18,100	105,840
Mpact Ltd. (South Africa)	12,828	24,351
Nampak Ltd. (South Africa)*	47,226	61,392
Orora Ltd. (Australia)	29,178	70,950
Packaging Corp. of America	984	112,845
Rengo Co. Ltd. (Japan)	16,300	96,909
Sealed Air Corp.	1,059	45,240
Silgan Holdings, Inc.	1,176	34,610
Smurfit Kappa Group PLC (Ireland)	6,095	190,896

	Shares	Value
COMMON STOCKS (Continued)
Containers & Packaging (cont’d.)
Sonoco Products Co.	1,365	$68,864
Taiwan Hon Chuan Enterprise Co. Ltd. (Taiwan)	11,000	19,951
Vitro SAB de CV (Mexico) (Class A Stock)	3,300	13,613
Youyuan International Holdings Ltd. (China)*	100,000	46,213

		1,907,578

Distributors — 0.0%
Canon Marketing Japan, Inc. (Japan)	1,100	26,287
China Animation Characters Co. Ltd. (Hong Kong)	32,000	12,371
Chori Co. Ltd. (Japan)	1,200	22,347
D’ieteren SA/NV (Belgium)	5,717	262,416
Doshisha Co. Ltd. (Japan)	2,900	65,094
Genuine Parts Co.	2,324	222,291
Inchcape PLC (United Kingdom)	64,280	743,486
Paltac Corp. (Japan)	2,000	77,938
Pool Corp.	553	59,818
Test Rite International Co. Ltd. (Taiwan)	37,000	27,331
Xinhua Winshare Publishing and Media Co. Ltd. (China) (Class H Stock)	87,000	71,279

		1,590,658

Diversified Consumer Services — 0.1%
Adtalem Global Education, Inc.	1,889	67,721
Advtech Ltd. (South Africa)	833	1,089
Benesse Holdings, Inc. (Japan)	1,900	68,554
China Distance Education Holdings Ltd. (China), ADR	1,200	8,016
China Maple Leaf Educational Systems Ltd. (China)	44,000	49,173
Curro Holdings Ltd. (South Africa)*	3,899	10,886
ESCRIT, Inc. (Japan)	11,700	87,592
Estacio Participacoes SA (Brazil)	7,400	72,361
Fu Shou Yuan International Group Ltd. (China)	53,000	34,874
GAEC Educacao SA (Brazil)	2,600	18,963
Graham Holdings Co. (Class B Stock)	113	66,116
Grand Canyon Education, Inc.*	1,138	103,353
Houghton Mifflin Harcourt Co.*	4,247	51,176
InvoCare Ltd. (Australia)	8,871	109,247
Kroton Educacional SA (Brazil)	49,116	309,694
Lung Yen Life Service Corp. (Taiwan)	12,000	27,463
Meiko Network Japan Co. Ltd. (Japan)	8,500	120,647
Navitas Ltd. (Australia)	9,258	32,897
New Oriental Education & Technology Group, Inc. (China), ADR	3,600	317,736
Regis Corp.*	2,702	38,558
Ser Educacional SA (Brazil), 144A	1,800	17,630
Service Corp. International	2,167	74,762
ServiceMaster Global Holdings, Inc.*	2,039	95,282
Studio Alice Co. Ltd. (Japan)	6,000	145,290
TAL Education Group (China), ADR	3,500	117,985
Tarena International, Inc. (China), ADR	2,500	36,375
Virscend Education Co. Ltd. (China), 144A	28,000	17,205
Wisdom Education International Holdings Co. Ltd. (China)	34,000	18,281

		2,118,926

A611

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Diversified Financial Services — 0.4%
Alexander Forbes Group Holdings Ltd. (South Africa)	18,926	$9,436
AMP Ltd. (Australia)	46,577	176,464
Ayala Corp. (Philippines)	9,680	184,836
Berkshire Hathaway, Inc. (Class B Stock)*	32,151	5,893,921
China Merchants China Direct Investments Ltd. (China)	26,000	43,402
Corp. Financiera Alba SA (Spain)	2,472	150,903
Corp. Financiera Colombiana SA (Colombia), (BVC)	1	10
EXOR NV (Netherlands)	1,815	115,087
Far East Horizon Ltd. (China)	275,000	258,398
Financial Products Group Co. Ltd. (Japan)	34,100	379,225
First Pacific Co. Ltd. (Hong Kong)	182,000	145,151
Fubon Financial Holding Co. Ltd. (Taiwan)	732,000	1,141,789
Grupo de Inversiones Suramericana SA (Colombia)	20,478	285,907
GT Capital Holdings, Inc. (Philippines)	4,005	91,532
Gulf General Investment Co. (United Arab Emirates)*	957,654	95,698
Inversiones La Construccion SA (Chile)	945	14,949
Investor AB (Sweden) (Class B Stock)	15,963	788,458
L E Lundbergforetagen AB (Sweden) (Class B Stock)	2,949	235,706
Metro Pacific Investments Corp. (Philippines)	798,400	105,302
ORIX Corp. (Japan)	107,900	1,741,962
PSG Group Ltd. (South Africa)	1,837	31,765
Remgro Ltd. (South Africa)	19,924	302,184
Salam International Investment Ltd. QSC (Qatar)	12,774	27,712
SHUAA Capital PSC (United Arab Emirates)*	208,849	63,691
Sofina SA (Belgium)	1,563	240,149
Zenkoku Hosho Co. Ltd. (Japan)	5,100	214,365

		12,738,002

Diversified Telecommunication Services — 0.6%
AT&T, Inc.	99,025	3,878,809
Axtel SAB de CV (Mexico), UTS*	30,400	7,195
BCE, Inc. (Canada)	1,022	47,883
Bezeq The Israeli Telecommunication Corp. Ltd. (Israel)	49,840	71,218
BT Group PLC (United Kingdom)	127,714	485,856
CenturyLink, Inc.(a)	11,781	222,661
China Communications Services Corp. Ltd. (China) (Class H Stock)	508,000	261,427
China Telecom Corp. Ltd. (China) (Class H Stock)	2,744,000	1,405,090
China Unicom Hong Kong Ltd. (China)*	614,000	853,607
Chunghwa Telecom Co. Ltd. (Taiwan)	213,000	734,023
CITIC Telecom International Holdings Ltd. (China)	377,000	108,775
Consolidated Communications Holdings, Inc.	1,789	34,134
Deutsche Telekom AG (Germany)	46,168	861,319
Elisa OYJ (Finland)	1,861	80,106
Hellenic Telecommunications Organization SA (Greece)	12,214	147,677

	Shares	Value
COMMON STOCKS (Continued)
Diversified Telecommunication Services (cont’d.)
HKT Trust & HKT Ltd. (Hong Kong)	77,000	$93,544
Iliad SA (France)	426	113,209
Inmarsat PLC (United Kingdom)	9,989	86,134
Koninklijke KPN NV (Netherlands)	50,369	172,937
KT Corp. (South Korea)	5,655	143,924
Link Net Tbk PT (Indonesia)	36,700	14,101
Magyar Telekom Telecommunications PLC (Hungary)	68,080	123,910
Netia SA (Poland)	34,721	36,348
Nippon Telegraph & Telephone Corp. (Japan)	22,900	1,049,503
O2 Czech Republic A/S (Czech Republic)	2,242	27,537
Oi SA (Brazil)*	24,200	38,434
Orange Polska SA (Poland)*	76,694	111,184
Orange SA (France)	58,214	953,606
Proximus SADP (Belgium)	1,908	65,746
Rostelecom PJSC (Russia)	96,160	115,873
Singapore Telecommunications Ltd. (Singapore)	111,200	301,682
Spark New Zealand Ltd. (New Zealand)	39,808	104,949
Swisscom AG (Switzerland)	159	81,474
Telecom Italia SpA (Italy), (AQXE)*	349,168	327,048
Telecom Italia SpA (Italy), (SGMX)	188,776	141,900
Telefonica Brasil SA (Brazil), ADR(a)	24,300	384,912
Telefonica Deutschland Holding AG (Germany)	23,507	131,913
Telefonica SA (Spain)	55,935	607,676
Telekom Malaysia Bhd (Malaysia)	90,800	139,775
Telekomunikasi Indonesia Persero Tbk PT (Indonesia)	1,250,300	434,435
Telenor ASA (Norway)	7,414	156,760
Telesites SAB de CV (Mexico)*	18,300	14,089
Telia Co. AB (Sweden)	79,659	375,170
Telkom SA SOC Ltd. (South Africa)	22,224	97,325
Telstra Corp. Ltd. (Australia)	38,423	105,185
TELUS Corp. (Canada)	4,600	165,462
Thaicom PCL (Thailand)	57,600	28,685
TIME dotCom Bhd (Malaysia)	15,800	33,228
Tower Bersama Infrastructure Tbk PT (Indonesia)	45,400	22,162
Turk Telekomunikasyon A/S (Turkey)*	18,651	35,544
Verizon Communications, Inc.	66,680	3,299,994
Vocus Group Ltd. (Australia)	22,500	42,181

		19,377,319

Electric Utilities — 0.6%
ALLETE, Inc.	1,790	138,349
Alliant Energy Corp.	4,580	190,391
Alupar Investimento SA (Brazil), UTS	1,743	10,297
American Electric Power Co., Inc.	4,455	312,919
Avangrid, Inc.	2,086	98,918
Celsia SA ESP (Colombia)	21,731	34,373
Centrais Eletricas Brasileiras SA (Brazil)*	25,800	160,560
CEZ A/S (Czech Republic)	19,639	394,248
Chubu Electric Power Co., Inc. (Japan)	21,300	264,440
Chugoku Electric Power Co., Inc. (The) (Japan)	21,600	229,424
Cia Paranaense de Energia (Brazil)	1,900	13,972
CK Infrastructure Holdings Ltd. (Hong Kong)	16,000	137,641

A612

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Electric Utilities (cont’d.)
CLP Holdings Ltd. (Hong Kong)	25,500	$261,313
Contact Energy Ltd. (New Zealand)	23,808	94,581
CPFL Energia SA (Brazil)	7,953	68,427
DONG Energy A/S (Denmark), 144A	3,309	189,409
Duke Energy Corp.	10,623	891,482
Edison International	4,299	331,754
EDP - Energias de Portugal SA (Portugal)	66,616	250,765
EDP - Energias do Brasil SA (Brazil)	11,000	52,722
El Paso Electric Co.	2,026	111,937
Elia System Operator SA/NV (Belgium)	1,357	78,572
Emera, Inc. (Canada)	5,900	223,469
Endesa SA (Spain)	4,894	110,333
Enel Chile SA (Chile)	1,387,830	169,215
Enel SpA (Italy)	126,720	763,076
Energa SA (Poland)	25,116	92,232
Engie Energia Chile SA (Chile)	40,080	86,341
Entergy Corp.	3,716	283,754
Equatorial Energia SA (Brazil)	2,900	56,193
Eversource Energy	2,638	159,441
EVN AG (Austria)	9,328	145,688
Exelon Corp.	20,053	755,397
Federal Grid Co. Unified Energy System PJSC (Russia)	53,200,000	158,140
First Philippine Holdings Corp. (Philippines)	36,340	48,609
FirstEnergy Corp.	8,494	261,870
Fortis, Inc. (Canada)	6,500	233,276
Fortum OYJ (Finland)	12,092	241,383
Great Plains Energy, Inc.	3,922	118,837
Hawaiian Electric Industries, Inc.	3,663	122,234
Hokkaido Electric Power Co., Inc. (Japan)*	10,100	72,076
Hokuriku Electric Power Co. (Japan)	8,200	68,792
Iberdrola SA (Spain)	120,269	934,178
IDACORP, Inc.	2,371	208,482
Infratil Ltd. (New Zealand)	57,325	129,186
Inter RAO UES PJSC (Russia)	2,655,000	171,219
Kansai Electric Power Co., Inc. (The) (Japan)	23,400	299,349
Korea District Heating Corp. (South Korea)	1,333	85,658
Korea Electric Power Corp. (South Korea)	16,673	567,728
Kyushu Electric Power Co., Inc. (Japan)	13,000	138,058
Light SA (Brazil)*	2,600	16,074
Manila Electric Co. (Philippines)	10,310	57,436
Mosenergo PJSC (Russia)	939,000	49,430
NextEra Energy, Inc.	5,146	754,146
OGE Energy Corp.	3,907	140,769
Okinawa Electric Power Co., Inc. (The) (Japan)	3,932	86,450
PG&E Corp.	32,153	2,189,297
PGE Polska Grupa Energetyczna SA (Poland)*	96,547	351,898
Pinnacle West Capital Corp.	2,271	192,036
PNM Resources, Inc.	2,649	106,755
Portland General Electric Co.	3,100	141,484
Power Assets Holdings Ltd. (Hong Kong)	21,500	186,194
PPL Corp.	6,026	228,687
Public Power Corp. SA (Greece)*	31,841	74,889
Red Electrica Corp. SA (Spain)	7,975	167,587
Rosseti PJSC (Russia)	5,227,000	92,399
RusHydro PJSC (Russia)	16,268,000	240,628

	Shares	Value
COMMON STOCKS (Continued)
Electric Utilities (cont’d.)
Shikoku Electric Power Co., Inc. (Japan)	17,600	$206,940
Southern Co. (The)	11,575	568,796
SSE PLC (United Kingdom)	14,002	262,114
Tauron Polska Energia SA (Poland)*	198,688	204,187
Tenaga Nasional Bhd (Malaysia)	229,100	776,960
Terna Rete Elettrica Nazionale SpA (Italy)	12,941	75,587
Tohoku Electric Power Co., Inc. (Japan)	12,800	162,780
Tokyo Electric Power Co. Holdings, Inc. (Japan)*	60,300	243,290
Transmissora Alianca de Energia Eletrica SA (Brazil), UTS	9,500	66,620
Trustpower Ltd. (New Zealand)	18,672	74,042
Verbund AG (Austria)	6,139	144,714
Westar Energy, Inc.	1,676	83,130
Xcel Energy, Inc.	6,514	308,242

		19,274,269

Electrical Equipment — 0.1%
Advanced Lithium Electrochemistry Cayman Co. Ltd. (Taiwan)*	5,000	4,938
AMETEK, Inc.	2,440	161,138
Chicony Power Technology Co. Ltd. (Taiwan)	10,110	18,904
China Electric Manufacturing Corp. (Taiwan)*	66,000	20,067
China High Speed Transmission Equipment Group Co. Ltd. (Hong Kong)	42,000	53,874
Chiyoda Integre Co. Ltd. (Japan)	1,300	30,481
Chung-Hsin Electric & Machinery Manufacturing Corp. (Taiwan)	37,375	25,883
Emerson Electric Co.	4,921	309,236
Endo Lighting Corp. (Japan)	2,700	32,537
Foshan Electrical and Lighting Co. Ltd. (China) (Class B Stock)	17,300	13,509
Futaba Corp. (Japan)	4,600	86,829
Gunkul Engineering PCL (Thailand)	199,466	24,067
Hangzhou Steam Turbine Co. Ltd. (China) (Class B Stock)*	69,800	76,398
Jiangnan Group Ltd. (China)	300,000	17,858
Kung Long Batteries Industrial Co. Ltd. (Taiwan)	3,000	14,592
Legrand SA (France)	3,841	277,282
Longwell Co. (Taiwan)	11,000	21,039
Melrose Industries PLC (United Kingdom)	56,083	159,922
Mitsubishi Electric Corp. (Japan)	23,100	361,362
Nidec Corp. (Japan)	3,000	368,451
Nitto Kogyo Corp. (Japan)	3,300	58,331
OSRAM Licht AG (Germany)	2,028	161,813
Philips Lighting NV (Netherlands), 144A	7,511	303,172
PIE Industrial Bhd (Malaysia)	19,200	10,140
Prysmian SpA (Italy)	4,092	138,222
Sino-American Electronic Co. Ltd. (Taiwan)	1,183	823
Tatsuta Electric Wire and Cable Co. Ltd. (Japan)	20,500	156,423
Tech Pro Technology Development Ltd. (Hong Kong)*	731,600	6,369
Teco Electric and Machinery Co. Ltd. (Taiwan)	173,000	154,892
Thermon Group Holdings, Inc.*	2,956	53,178

A613

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Electrical Equipment (cont’d.)
TKH Group NV (Netherlands), CVA	2,099	$136,344
Ushio, Inc. (Japan)	11,000	146,752
Voltronic Power Technology Corp. (Taiwan)	2,102	37,709
Walsin Lihwa Corp. (Taiwan)	422,000	192,742
Well Shin Technology Co. Ltd. (Taiwan)	7,000	12,258
Welling Holding Ltd. (China)	130,000	23,632
Zippy Technology Corp. (Taiwan)	5,000	5,639

		3,676,806

Electronic Equipment, Instruments & Components — 0.8%
AAC Technologies Holdings, Inc. (China)	22,000	369,502
Alviva Holdings Ltd. (South Africa)	6,844	9,756
Amano Corp. (Japan)	4,800	113,596
Amphenol Corp. (Class A Stock)	2,204	186,547
Anritsu Corp. (Japan)	8,800	72,965
Anxin-China Holdings Ltd. (Hong Kong)*^	196,000	—
Apex International Co. Ltd. (Taiwan)	18,224	12,500
Arisawa Manufacturing Co. Ltd. (Japan)	45,400	406,113
Asia Optical Co., Inc. (Taiwan)	16,000	58,831
AU Optronics Corp. (Taiwan)	1,433,000	574,164
AVY Precision Technology, Inc. (Taiwan)	6,337	10,188
Azbil Corp. (Japan)	3,200	137,214
Barco NV (Belgium)	1,224	132,175
Benchmark Electronics, Inc.*	3,090	105,524
Canon Electronics, Inc. (Japan)	2,800	56,485
CDW Corp.	2,598	171,468
Chang Wah Electromaterials, Inc. (Taiwan)	3,600	16,264
Channel Well Technology Co. Ltd. (Taiwan)	18,000	18,520
Cheng Uei Precision Industry Co. Ltd. (Taiwan)	51,000	70,553
China Railway Signal & Communication Corp. Ltd. (China) (Class H Stock), 144A	305,000	228,801
Chin-Poon Industrial Co. Ltd. (Taiwan)	37,000	71,013
Chroma ATE, Inc. (Taiwan)	16,000	56,457
Citizen Watch Co. Ltd. (Japan)	21,600	148,767
Coretronic Corp. (Taiwan)	58,000	67,804
Coxon Precise Industrial Co. Ltd. (Taiwan)	27,000	24,842
CyberPower Systems, Inc. (Taiwan)	5,000	15,879
Dai-ichi Seiko Co. Ltd. (Japan)	19,700	456,021
Daiwabo Holdings Co. Ltd. (Japan)	3,100	130,722
DataTec Ltd. (South Africa)	12,207	51,637
Delta Electronics Thailand PCL (Thailand)	24,100	63,176
Delta Electronics, Inc. (Taiwan)	76,000	390,977
Dexerials Corp. (Japan)	93,900	1,150,344
Dolby Laboratories, Inc. (Class A Stock)	1,578	90,767
Dongxu Optoelectronic Technology Co. Ltd. (China) (Class B Stock)	14,400	11,822
Dynapack International Technology Corp. (Taiwan)	17,000	22,144
E Ink Holdings, Inc. (Taiwan)	61,000	85,493
Edom Technology Co. Ltd. (Taiwan)	16,000	8,231
Electrocomponents PLC (United Kingdom)	92,299	769,048
Elite Material Co. Ltd. (Taiwan)	17,000	80,728
FIH Mobile Ltd. (China)	401,000	126,795
FLIR Systems, Inc.	2,325	90,466
Flytech Technology Co. Ltd. (Taiwan)	8,000	23,875
GeoVision, Inc. (Taiwan)*	4,110	5,435
Hamamatsu Photonics KK (Japan)	2,800	84,603
Hana Microelectronics PCL (Thailand)	47,500	67,575

	Shares	Value
COMMON STOCKS (Continued)
Electronic Equipment, Instruments & Components (cont’d.)
Hannstar Board Corp. (Taiwan)	47,000	$23,791
HannStar Display Corp. (Taiwan)	240,000	92,996
HannsTouch Solution, Inc. (Taiwan)*	61,000	20,619
Hexagon AB (Sweden) (Class B Stock)	5,094	252,483
Hirose Electric Co. Ltd. (Japan)	1,035	145,696
Hollysys Automation Technologies Ltd. (China)	4,500	97,245
Holy Stone Enterprise Co. Ltd. (Taiwan)	27,000	36,417
Hon Hai Precision Industry Co. Ltd. (Taiwan)	1,250,297	4,329,283
Hosiden Corp. (Japan)	4,800	78,233
Ibiden Co. Ltd. (Japan)	57,000	909,402
II-VI, Inc.*	1,917	78,885
Inficon Holding AG (Switzerland)	540	351,576
Ingenico Group SA (France)	1,511	143,224
Innolux Corp. (Taiwan)	1,477,000	689,208
Isra Vision AG (Germany)	202	38,180
ITEQ Corp. (Taiwan)	15,000	28,888
Itron, Inc.*	1,070	82,872
Japan Aviation Electronics Industry Ltd. (Japan)	24,000	375,960
Jenoptik AG (Germany)	14,642	485,700
Ju Teng International Holdings Ltd. (Hong Kong)	202,000	79,646
Kaga Electronics Co. Ltd. (Japan)	6,200	183,467
Kapsch TrafficCom AG (Austria)	1,020	54,369
KCE Electronics PCL (Thailand)	24,000	71,967
Keyence Corp. (Japan)	800	424,794
Keysight Technologies, Inc.*	2,638	109,899
Kingboard Chemical Holdings Ltd. (Hong Kong)	86,000	455,233
Kingboard Laminates Holdings Ltd. (Hong Kong)	65,500	105,818
Kyocera Corp. (Japan)	11,700	725,967
Lelon Electronics Corp. (Taiwan)	5,250	7,289
LG Display Co. Ltd. (South Korea)	12,830	342,215
Lotes Co. Ltd. (Taiwan)	5,000	30,504
Macnica Fuji Electronics Holdings, Inc. (Japan)	6,100	112,323
Marketech International Corp. (Taiwan)	8,000	10,276
Maruwa Co. Ltd. (Japan)	5,200	294,000
National Instruments Corp.	2,186	92,184
Neo Telemedia Ltd. (Hong Kong)	476,000	14,990
Nippon Chemi-Con Corp. (Japan)	900	32,012
Nippon Electric Glass Co. Ltd. (Japan)	4,800	185,772
Nissha Printing Co. Ltd. (Japan)(a)	1,300	35,294
Omron Corp. (Japan)	7,900	402,523
OSI Systems, Inc.*	506	46,233
Plexus Corp.*	1,254	70,324
Polytronics Technology Corp. (Taiwan)	4,000	7,255
Posiflex Technology, Inc. (Taiwan)	5,149	23,264
Promate Electronic Co. Ltd. (Taiwan)	31,000	28,675
Renishaw PLC (United Kingdom)	633	40,438
Ryosan Co. Ltd. (Japan)	4,900	194,432
Ryoyo Electro Corp. (Japan)	200	3,555
Samart Corp. PCL (Thailand)	38,100	14,982
Samsung SDI Co. Ltd. (South Korea)	1,988	344,539
Sanshin Electronics Co. Ltd. (Japan)	6,100	90,477
Scientech Corp. (Taiwan)	7,000	14,912

A614

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Electronic Equipment, Instruments & Components (cont’d.)
Shimadzu Corp. (Japan)	7,000	$137,854
Simplo Technology Co. Ltd. (Taiwan)	24,000	127,424
Sinbon Electronics Co. Ltd. (Taiwan)	12,390	32,769
Sirtec International Co. Ltd. (Taiwan)	16,000	26,487
SMK Corp. (Japan)	4,000	18,503
Spectris PLC (United Kingdom)	2,488	80,382
Stars Microelectronics Thailand PCL (Thailand)*	104,800	13,523
Supreme Electronics Co. Ltd. (Taiwan)	34,000	33,637
SVI PCL (Thailand)	141,400	21,450
SYNNEX Corp.	621	78,563
Synnex Technology International Corp. (Taiwan)	141,750	170,152
Taiflex Scientific Co. Ltd. (Taiwan)	22,340	34,846
Taiwan Chinsan Electronic Industrial Co. Ltd. (Taiwan)	5,000	9,036
Taiwan PCB Techvest Co. Ltd. (Taiwan)	49,000	51,547
Taiyo Yuden Co. Ltd. (Japan)	134,300	1,988,882
Test Research, Inc. (Taiwan)	16,000	22,055
Thinking Electronic Industrial Co. Ltd. (Taiwan)	8,000	23,216
Tong Hsing Electronic Industries Ltd. (Taiwan)	10,000	41,221
Topoint Technology Co. Ltd. (Taiwan)	21,000	14,508
Toyo Corp. (Japan)	2,800	25,381
Tripod Technology Corp. (Taiwan)	39,000	135,042
TXC Corp. (Taiwan)	17,000	22,032
UKC Holdings Corp. (Japan)	800	13,842
Unitech Printed Circuit Board Corp. (Taiwan)*	99,000	35,096
Venture Corp. Ltd. (Singapore)	72,100	937,803
Vivotek, Inc. (Taiwan)	4,171	13,452
VS Industry Bhd (Malaysia)	50,900	32,065
Wah Lee Industrial Corp. (Taiwan)	27,000	44,386
WPG Holdings Ltd. (Taiwan)	149,000	198,264
WT Microelectronics Co. Ltd. (Taiwan)	46,484	73,503
Yageo Corp. (Taiwan)	13,798	96,009
Zenitron Corp. (Taiwan)	50,000	30,174

		24,339,177

Energy Equipment & Services — 0.1%
Anton Oilfield Services Group (China)*	90,000	8,871
Dialog Group Bhd (Malaysia)	123,300	58,401
Halliburton Co.	16,203	745,824
Mullen Group Ltd. (Canada)	2,100	28,696
Schlumberger Ltd.	11,746	819,401
Schoeller-Bleckmann Oilfield Equipment AG (Austria)*	656	52,497
SEACOR Holdings, Inc.*	1,164	53,672
SEACOR Marine Holdings, Inc.*(a)	1,169	18,283
ShawCor Ltd. (Canada)	2,200	48,681
Subsea 7 SA (United Kingdom)	35,009	576,110
Tecnicas Reunidas SA (Spain)	1,470	46,466
Tenaris SA (Luxembourg)	7,469	105,931
TMK PJSC (Russia), GDR	5,391	25,742
WorleyParsons Ltd. (Australia)*	2,239	23,831
Yinson Holdings Bhd (Malaysia)	62,000	52,566

		2,664,972

	Shares	Value
COMMON STOCKS (Continued)
Equity Real Estate Investment Trusts (REITs) — 3.8%
Abacus Property Group (Australia)	82,098	$243,648
Acadia Realty Trust	64,702	1,851,771
Advance Residence Investment Corp. (Japan)	33	81,177
Alexander & Baldwin, Inc.	1,678	77,742
Alexandria Real Estate Equities, Inc.	18,499	2,200,826
Allied Properties Real Estate Investment Trust (Canada)	22,821	728,663
American Assets Trust, Inc.	1,472	58,541
American Campus Communities, Inc.	2,415	106,622
American Homes 4 Rent (Class A Stock)	3,174	68,908
American Tower Corp.	15,820	2,162,278
Apple Hospitality REIT, Inc.	3,487	65,939
Arrowhead Properties Ltd. (South Africa)	42,599	26,147
Artis Real Estate Investment Trust (Canada)	8,900	94,296
Ascendas Real Estate Investment Trust (Singapore)	580,200	1,139,998
Asesor de Activos Prisma SAPI de CV (Mexico)	31,500	20,931
AvalonBay Communities, Inc.	22,284	3,975,911
Axis Real Estate Investment Trust (Malaysia)	41,300	15,649
Befimmo SA (Belgium)	1,797	113,351
Beni Stabili SpA SIIQ (Italy)	86,309	74,874
Big Yellow Group PLC (United Kingdom)	95,318	967,163
Boardwalk Real Estate Investment Trust (Canada)(a)	1,200	36,555
Boston Properties, Inc.	29,802	3,662,069
Brixmor Property Group, Inc.	126,755	2,382,994
Camden Property Trust	1,412	129,127
Canadian Apartment Properties REIT (Canada)	3,000	81,098
Canadian Real Estate Investment Trust (Canada)	26,079	964,155
CapitaLand Commercial Trust (Singapore)	116,000	141,531
Capitaland Malaysia Mall Trust (Malaysia)	74,900	25,188
CapitaLand Mall Trust (Singapore)	97,100	143,168
Champion REIT (Hong Kong)	289,000	199,410
Charter Hall Group (Australia)	16,565	69,776
Charter Hall Retail REIT (Australia)	38,874	120,446
Chesapeake Lodging Trust	64,528	1,740,320
Cofinimmo SA (Belgium)	598	76,791
Columbia Property Trust, Inc.	93,767	2,041,308
Cominar Real Estate Investment Trust (Canada)	5,800	63,078
Concentradora Fibra Danhos SA de CV (Mexico)	55,400	94,798
Concentradora Fibra Hotelera Mexicana SA de CV (Mexico)	28,200	21,665
CoreCivic, Inc.	2,686	71,904
Corporate Office Properties Trust	1,385	45,470
CPN Retail Growth Leasehold Property Fund (Thailand), UTS	55,600	36,011
Crown Castle International Corp.	1,546	154,569
CyrusOne, Inc.	44,913	2,646,723
Daiwa House REIT Investment Corp. (Japan)	444	1,062,725
Daiwa Office Investment Corp. (Japan)	11	55,037
DDR Corp.	334,440	3,063,470

A615

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Equity Real Estate Investment Trusts (REITs) (cont’d.)
Delta Property Fund Ltd. (South Africa)	2,645	$1,442
Dexus (Australia)	21,678	161,540
Digital Realty Trust, Inc.	1,227	145,191
Dream Office Real Estate Investment Trust (Canada)	3,200	53,934
EastGroup Properties, Inc.	12,593	1,109,695
Emira Property Fund Ltd. (South Africa)	35,094	34,346
Emlak Konut Gayrimenkul Yatirim Ortakligi A/S (Turkey)*	104,010	78,235
EPR Properties	1,088	75,877
Equinix, Inc.	167	74,532
Equity Commonwealth*	2,118	64,387
Equity LifeStyle Properties, Inc.	1,228	104,478
Equity Residential(a)	61,715	4,068,870
Essex Property Trust, Inc.	665	168,930
Eurocommercial Properties NV (Netherlands), CVA	3,611	154,410
Extra Space Storage, Inc.(a)	993	79,361
Federal Realty Investment Trust	18,396	2,284,967
Fibra Shop Portafolios Inmobiliarios SAPI de CV (Mexico)	33,300	19,896
Fibra Uno Administracion SA de CV (Mexico)	173,200	292,186
Fonciere des Regions (France)	20,471	2,126,800
Forest City Realty Trust, Inc. (Class A Stock)	587	14,974
Fortune Real Estate Investment Trust (Hong Kong)	141,000	165,519
Four Corners Property Trust, Inc.	1,296	32,296
Frontier Real Estate Investment Corp. (Japan)	12	48,683
Gecina SA (France)	1,169	189,560
GEO Group, Inc. (The)	2,044	54,984
GGP, Inc.	3,977	82,602
Global Net Lease, Inc.	1,900	41,591
Global One Real Estate Investment Corp. (Japan)	22	71,655
Golden Ventures Leasehold Real Estate Investment Trust (Thailand)	77,400	34,348
Government Properties Income Trust	4,908	92,123
GPT Group (The) (Australia)	574,799	2,239,543
Green REIT plc (Ireland), REIT	994,337	1,771,647
Grivalia Properties REIC AE (Greece)	4,781	49,161
Growthpoint Properties Ltd. (South Africa)	128,344	230,358
H&R Real Estate Investment Trust (Canada), UTS	4,400	75,958
Hammerson PLC (United Kingdom)	178,299	1,283,811
Hankyu Reit, Inc. (Japan)	219	260,609
Hansteen Holdings PLC (United Kingdom)	89,974	166,380
HCP, Inc.	81,443	2,266,558
Healthcare Realty Trust, Inc.	3,670	118,688
Heiwa Real Estate REIT, Inc. (Japan)	90	72,784
Hispania Activos Inmobiliarios SOCIMI SA (Spain)	13,520	243,831
Host Hotels & Resorts, Inc.(a)	80,016	1,479,496
Hudson Pacific Properties, Inc.	72,339	2,425,527
Hyprop Investments Ltd. (South Africa)	10,162	79,352
ICADE (France)	1,503	134,064
Ichigo Office REIT Investment (Japan)	119	80,373

	Shares	Value
COMMON STOCKS (Continued)
Equity Real Estate Investment Trusts (REITs) (cont’d.)
IGB Real Estate Investment Trust (Malaysia)	97,000	$40,201
IMPACT Growth Real Estate Investment Trust (Thailand)	117,100	49,534
Industrial & Infrastructure Fund Investment Corp. (Japan)	111	470,720
Investa Office Fund (Australia)	191,745	677,726
Irish Residential Properties REIT Plc (Ireland)	48,415	84,377
Iron Mountain, Inc.	876	34,076
Japan Excellent, Inc. (Japan)	90	106,936
Japan Hotel REIT Investment Corp. (Japan)	94	59,395
Japan Logistics Fund, Inc. (Japan)	38	70,749
Japan Prime Realty Investment Corp. (Japan)	19	63,488
Japan Real Estate Investment Corp. (Japan)	18	86,541
Japan Rental Housing Investments, Inc. (Japan)	205	144,646
Japan Retail Fund Investment Corp. (Japan)	69	123,804
JBG SMITH Properties*	473	16,181
Kenedix Office Investment Corp. (Japan)	93	512,038
Kenedix Residential Investment Corp. (Japan)	102	262,265
Kenedix Retail REIT Corp. (Japan)	492	1,023,070
Kilroy Realty Corp.	1,073	76,312
Kimco Realty Corp.	4,808	93,996
KLCCP Stapled Group (Malaysia)	30,200	57,217
Klepierre SA (France)	68,754	2,700,404
Lar Espana Real Estate Socimi SA (Spain)	28,556	277,565
LaSalle Logiport REIT (Japan)	395	385,137
Liberty Property Trust	1,110	45,577
Life Storage, Inc.	23,047	1,885,475
Link REIT (Hong Kong)	254,500	2,067,797
LondonMetric Property PLC (United Kingdom)	104,287	232,255
Macerich Co. (The)	1,621	89,106
Mack-Cali Realty Corp.	2,174	51,546
Macquarie Mexico Real Estate Management SA de CV (Mexico)*	63,100	83,475
Mapletree Commercial Trust (Singapore), REIT	632,300	708,943
MCUBS MidCity Investment Corp. (Japan)	28	85,350
Merlin Properties Socimi SA (Spain)	157,358	2,181,517
Mid-America Apartment Communities, Inc.	33,383	3,567,975
Mirvac Group (Australia)	771,079	1,386,795
Mori Hills REIT Investment Corp. (Japan)	60	71,931
Mori Trust Sogo Reit, Inc. (Japan)	36	53,876
National Retail Properties, Inc.	2,242	93,402
Nippon Accommodations Fund, Inc. (Japan)	14	54,370
Nippon Building Fund, Inc. (Japan)	107	533,440
Nomura Real Estate Master Fund, Inc. (Japan)	1,656	2,153,644
Octodec Investments Ltd. (South Africa)	15,967	26,889
Omega Healthcare Investors, Inc.(a)	3,109	99,208
Orix JREIT, Inc. (Japan)	1,731	2,486,025
Outfront Media, Inc.	2,049	51,594
Paramount Group, Inc.	4,684	74,944

A616

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Equity Real Estate Investment Trusts (REITs) (cont’d.)
Pavilion Real Estate Investment Trust (Malaysia)	57,000	$23,623
Pebblebrook Hotel Trust	29,752	1,075,237
Piedmont Office Realty Trust, Inc. (Class A Stock)	5,152	103,864
PLA Administradora Industrial S de RL de CV (Mexico)	42,300	72,823
Potlatch Corp.	1,643	83,793
Premier Investment Corp. (Japan)	62	58,846
Prologis Property Mexico SA de CV (Mexico)	19,100	37,780
Prologis, Inc.	82,745	5,250,997
Propertylink Group (Australia)	405,277	295,752
Public Storage	6,663	1,425,815
Quality Care Properties, Inc.*	3,283	50,887
Rayonier, Inc.	1,771	51,164
Realty Income Corp.	2,953	168,882
Rebosis Property Fund Ltd. (South Africa)	28,201	23,017
Redefine Properties Ltd. (South Africa)	247,058	195,073
Regal Real Estate Investment Trust (Hong Kong)	53,000	15,822
Reit 1 Ltd. (Israel)	39,729	154,317
Resilient REIT Ltd. (South Africa)	12,754	125,366
Retail Properties of America, Inc. (Class A Stock)	5,295	69,523
Rexford Industrial Realty, Inc.	4,484	128,332
RioCan Real Estate Investment Trust (Canada)	50,691	972,178
RLJ Lodging Trust	93,131	2,048,882
SA Corporate Real Estate Ltd. (South Africa)	201,020	72,606
Sabana Shari’ah Compliant Industrial Real Estate Investment Trust (Singapore)	86,000	29,481
Sabra Health Care REIT, Inc.	5,381	118,059
Safestore Holdings PLC (United Kingdom)	81,271	475,938
Samui Airport Property Fund Leasehold (Thailand), UTS	27,900	19,827
Scentre Group (Australia)	692,643	2,137,780
Schroder Real Estate Investment Trust Ltd. (Guernsey)	22,832	18,810
Sekisui House Residential Investment Corp. (Japan)	38	37,215
Select Income REIT	3,406	79,769
Senior Housing Properties Trust	4,575	89,441
Seritage Growth Properties(a)	776	35,750
Shin Kong No.1 REIT (Taiwan)	222,000	104,397
Shopping Centres Australasia Property Group (Australia)	413,467	743,500
Simon Property Group, Inc.	44,873	7,225,002
SL Green Realty Corp.	983	99,598
Smart Real Estate Investment Trust (Canada)	2,300	54,267
Standard Life Investment Property Income Trust Ltd. (United Kingdom)	17,191	21,133
Starwood Waypoint Homes	1,538	55,937
Stockland (Australia)	45,731	154,247
Suntec Real Estate Investment Trust (Singapore)	156,900	215,724

	Shares	Value
COMMON STOCKS (Continued)
Equity Real Estate Investment Trusts (REITs) (cont’d.)
Sunway Real Estate Investment Trust (Malaysia)	100,100	$40,775
Tanger Factory Outlet Centers, Inc.	2,601	63,516
Tesco Lotus Retail Growth Freehold & Leasehold Property Fund (Thailand), UTS	76,700	40,707
TICON Property Fund (Thailand), UTS	144,300	47,595
Tokyu REIT, Inc. (Japan)	27	32,897
Tritax Big Box REIT PLC (United Kingdom)	718,985	1,372,317
UDR, Inc.	2,771	105,381
Unibail-Rodamco SE (France)	1,547	376,191
UNITE Group PLC (The) (United Kingdom)	159,324	1,468,442
United Urban Investment Corp. (Japan)	57	83,480
Urban Edge Properties	3,173	76,533
Vastned Retail NV (Netherlands)	3,320	147,940
Ventas, Inc.	43,953	2,862,659
VEREIT, Inc.	16,376	135,757
Vicinity Centres (Australia)	74,831	156,135
Vornado Realty Trust	48,889	3,758,586
Vukile Property Fund Ltd. (South Africa)	32,408	47,324
Warehouses De Pauw CVA (Belgium)	1,382	155,990
Washington Real Estate Investment Trust	686	22,473
Welltower, Inc.	25,282	1,776,818
Wereldhave NV (Netherlands)	1,233	58,153
Westfield Corp. (Australia)	38,590	237,317
WP Carey, Inc.	1,257	84,709
Xenia Hotels & Resorts, Inc.	4,203	88,473
Yuexiu Real Estate Investment Trust (Hong Kong)	329,000	207,215

		121,278,722

Food & Staples Retailing — 0.6%
7-Eleven Malaysia Holdings Bhd (Malaysia) (Class B Stock)	5,500	2,032
Aeon Co. Ltd. (Japan)	17,800	262,986
Ain Holdings, Inc. (Japan)	700	48,274
Al Meera Consumer Goods Co. QSC (Qatar)	447	17,616
Alimentation Couche-Tard, Inc. (Canada) (Class B Stock)	8,600	392,178
Andersons, Inc. (The)	1,198	41,032
Arcs Co. Ltd. (Japan)	2,200	49,621
Axfood AB (Netherlands)	4,293	73,633
Bid Corp. Ltd. (South Africa)	7,559	169,674
BIM Birlesik Magazalar A/S (Turkey)	2,919	60,830
Carrefour SA (France)	11,053	223,320
Casey’s General Stores, Inc.(a)	735	80,446
Cawachi Ltd. (Japan)	12,200	291,973
Cencosud SA (Chile)	87,559	267,663
Clicks Group Ltd. (South Africa)	3,666	42,791
cocokara fine, Inc. (Japan)	1,200	68,465
Colruyt SA (Belgium)	1,737	88,965
Cosco Capital, Inc. (Philippines)	343,700	57,374
Cosmos Pharmaceutical Corp. (Japan)	300	66,971
Costco Wholesale Corp.	3,630	596,373
CP ALL PCL (Thailand)	114,000	228,355
CVS Health Corp.	51,469	4,185,459
Distribuidora Internacional de Alimentacion SA (Spain)	12,717	74,174
DIXY Group PJSC (Russia)*	11,030	65,134

A617

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Food & Staples Retailing (cont’d.)
E-MART, Inc. (South Korea)	969	$176,397
Emperia Holding SA (Poland)*	67	1,726
Empire Co. Ltd. (Canada) (Class A Stock)	6,800	120,332
FamilyMart UNY Holdings Co. Ltd. (Japan)	1,446	76,203
George Weston Ltd. (Canada)	1,500	130,615
Heiwado Co. Ltd. (Japan)	2,600	56,910
ICA Gruppen AB (Sweden)	2,765	103,914
InRetail Peru Corp. (Peru), 144A	2,790	53,009
J Sainsbury PLC (United Kingdom)	73,557	234,489
Jeronimo Martins SGPS SA (Portugal)	2,459	48,506
Kato Sangyo Co. Ltd. (Japan)	1,600	48,132
Kesko OYJ (Finland) (Class B Stock)	1,870	100,274
Koninklijke Ahold Delhaize NV (Netherlands)	37,079	693,287
Kroger Co. (The)	69,597	1,396,116
Lawson, Inc. (Japan)	400	26,483
Lenta Ltd. (Russia), GDR*	17,934	110,832
Loblaw Cos. Ltd. (Canada)	3,095	168,920
Magnit PJSC (Russia), GDR	11,305	459,898
Matsumotokiyoshi Holdings Co. Ltd. (Japan)	1,700	113,761
Metcash Ltd. (Australia)	58,366	117,567
Metro, Inc. (Canada)	5,000	171,950
Ministop Co. Ltd. (Japan)	5,500	106,798
Mitsubishi Shokuhin Co. Ltd. (Japan)	1,400	40,871
Organizacion Soriana SAB de CV (Mexico) (Class B Stock)*	11,300	26,131
Pick’n Pay Stores Ltd. (South Africa)	7,363	31,331
President Chain Store Corp. (Taiwan)	14,000	117,959
Puregold Price Club, Inc. (Philippines)	45,900	47,120
Raia Drogasil SA (Brazil)	2,100	49,709
Rite Aid Corp.*	10,350	20,286
Robinsons Retail Holdings, Inc. (Philippines)	23,560	45,915
Seven & i Holdings Co. Ltd. (Japan)	16,900	652,571
Shanghai Bailian Group Co. Ltd. (China) (Class B Stock)	12,900	19,763
Shoprite Holdings Ltd. (South Africa)	9,916	151,530
Shufersal Ltd. (Israel)	48,759	286,816
Sogo Medical Co. Ltd. (Japan)	600	27,455
SPAR Group Ltd. (The) (South Africa)	4,258	52,547
Springland International Holdings Ltd. (China)	258,000	45,909
Sprouts Farmers Market, Inc.*	2,006	37,653
Sugi Holdings Co. Ltd. (Japan)	500	26,572
Sun Art Retail Group Ltd. (Hong Kong)	138,000	128,079
Sundrug Co. Ltd. (Japan)	1,000	41,413
Sysco Corp.	4,709	254,051
Taiwan FamilyMart Co. Ltd. (Taiwan)	1,000	5,919
Taiwan TEA Corp. (Taiwan)	165,000	86,516
Tesco PLC (United Kingdom)*	164,080	411,481
Tsuruha Holdings, Inc. (Japan)	200	23,906
United Natural Foods, Inc.*(a)	1,404	58,392
US Foods Holding Corp.*	3,756	100,285
Valor Holdings Co. Ltd. (Japan)	3,400	72,638
Walgreens Boots Alliance, Inc.	14,427	1,114,053
Wal-Mart de Mexico SAB de CV (Mexico)	116,400	266,550
Wal-Mart Stores, Inc.	24,828	1,940,060
Wesfarmers Ltd. (Australia)	16,463	533,718
Wm Morrison Supermarkets PLC (United Kingdom)	76,929	241,321
Woolworths Ltd. (Australia)	9,930	196,363

	Shares	Value
COMMON STOCKS (Continued)
Food & Staples Retailing (cont’d.)
X5 Retail Group NV (Russia), GDR*	4,957	$223,235

		19,349,576

Food Products — 0.8%
AAK AB (Sweden)	1,305	98,777
AGV Products Corp. (Taiwan)*	65,185	16,402
Ajinomoto Co., Inc. (Japan)	9,900	193,205
Archer-Daniels-Midland Co.	54,514	2,317,390
Asian Citrus Holdings Ltd. (Hong Kong)*^	287,000	4
Associated British Foods PLC (United Kingdom)	4,790	204,946
Astral Foods Ltd. (South Africa)	1,076	13,676
Austevoll Seafood ASA (Norway)	10,361	107,975
AVI Ltd. (South Africa)	4,700	33,986
B&G Foods, Inc.(a)	1,121	35,704
Barry Callebaut AG (Switzerland)*	57	87,353
BrasilAgro - Co. Brasileira de Propriedades Agricolas (Brazil)	2,900	12,105
BRF SA (Brazil)*	17,300	250,174
Bumitama Agri Ltd. (Indonesia)	71,000	38,472
Bunge Ltd.	13,173	914,997
Calbee, Inc. (Japan)	1,800	63,266
Cal-Maine Foods, Inc.*(a)	845	34,730
Campbell Soup Co.	2,574	120,515
Century Pacific Food, Inc. (Philippines)	53,650	17,848
Charoen Pokphand Enterprise (Taiwan)	15,480	32,824
China Fishery Group Ltd. (Hong Kong)*^	89,500	—
China Greenfresh Group Co. Ltd. (China)	84,000	14,517
China Huishan Dairy Holdings Co. Ltd. (China)*^	209,000	7,863
China Mengniu Dairy Co. Ltd. (China)*	169,000	472,714
China Modern Dairy Holdings Ltd. (China)*	337,000	73,340
China Shengmu Organic Milk Ltd. (China), 144A*	451,000	80,251
Chocoladefabriken Lindt & Spruengli AG (Switzerland), (CHI-X)	2	138,690
Chocoladefabriken Lindt & Spruengli AG (Switzerland), (SGMX)	12	68,467
CJ CheilJedang Corp. (South Korea)	511	158,161
Clover Industries Ltd. (South Africa)	1,438	1,434
COFCO Meat Holdings Ltd. (China)*	156,000	30,355
Conagra Brands, Inc.	56,784	1,915,892
CP Pokphand Co. Ltd. (Hong Kong)	666,000	53,712
Cranswick PLC (United Kingdom)	4,582	181,249
Daesang Corp. (South Korea)	2,944	57,063
Dairy Crest Group PLC (United Kingdom)	10,638	87,596
Dali Foods Group Co. Ltd. (China), 144A	75,500	54,125
Danone SA (France)	9,088	712,883
Dean Foods Co.	1,536	16,712
Devro PLC (United Kingdom)	9,795	31,271
DyDo Group Holdings, Inc. (Japan)	1,400	66,687
Eagle High Plantations Tbk PT (Indonesia)*	497,800	9,535
Ebro Foods SA (Spain)	5,283	125,191
Flowers Foods, Inc.	3,612	67,942
Fresh Del Monte Produce, Inc.	1,392	63,280
Fuji Oil Holdings, Inc. (Japan)	2,500	65,297
General Mills, Inc.	10,281	532,144
Genting Plantations Bhd (Malaysia)	15,000	36,590
GFPT PCL (Thailand)	46,200	27,621

A618

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Food Products (cont’d.)
GrainCorp Ltd. (Australia) (Class A Stock)	10,912	$69,844
Great Wall Enterprise Co. Ltd. (Taiwan)	83,900	88,537
Greencore Group PLC (Ireland)	10,475	27,540
Grieg Seafood ASA (Norway)	2,575	25,358
Gruma SAB de CV (Mexico) (Class B Stock)	4,990	73,283
Grupo Bimbo SAB de CV (Mexico) (Class A Stock)	53,400	129,233
Grupo Herdez SAB de CV (Mexico)	7,000	16,722
Grupo Lala SAB de CV (Mexico)	17,500	29,666
Grupo Nutresa SA (Colombia)	14,633	133,742
Hain Celestial Group, Inc. (The)*	2,242	92,258
Health and Happiness H&H International Holdings Ltd. (China)*	8,000	39,070
Hershey Co. (The)	1,098	119,869
Hokuto Corp. (Japan)	2,800	48,747
Honworld Group Ltd. (China), 144A	39,500	18,912
Hormel Foods Corp.(a)	3,400	109,276
House Foods Group, Inc. (Japan)	700	20,809
Ichitan Group PCL (Thailand)*	72,300	17,359
Indofood CBP Sukses Makmur Tbk PT (Indonesia)	42,600	27,596
Indofood Sukses Makmur Tbk PT (Indonesia)	145,700	91,137
Industrias Bachoco SAB de CV (Mexico) (Class B Stock)	8,800	48,770
Ingredion, Inc.	2,853	344,186
IOI Corp. Bhd (Malaysia)	104,900	112,788
J.M. Smucker Co. (The)	2,208	231,685
Japfa Ltd. (Singapore)	36,500	15,069
JBS SA (Brazil)	72,700	195,342
Kagome Co. Ltd. (Japan)	100	3,137
Kellogg Co.	1,796	112,017
Kerry Group PLC (Ireland) (Class A Stock)	4,221	405,537
Kewpie Corp. (Japan)	3,000	72,357
Key Coffee, Inc. (Japan)	8,800	169,392
Khon Kaen Sugar Industry PCL (Thailand)	201,112	27,397
Kikkoman Corp. (Japan)	2,300	70,722
Kraft Heinz Co. (The)	10,535	816,989
Kuala Lumpur Kepong Bhd (Malaysia)	18,100	105,278
Leroy Seafood Group ASA (Norway)	136,087	871,484
Lien Hwa Industrial Corp. (Taiwan)	128,907	125,404
Lotte Confectionery Co. Ltd. (South Korea)	388	56,234
M Dias Branco SA (Brazil)	2,800	44,204
Malee Group PCL (Thailand)	6,000	7,027
Maple Leaf Foods, Inc. (Canada)	1,700	46,337
Marfrig Global Foods SA (Brazil)*	3,800	7,739
Marine Harvest ASA (Norway)*	7,521	148,730
McCormick & Co., Inc.	1,738	178,388
Megmilk Snow Brand Co. Ltd. (Japan)	3,000	81,582
MEIJI Holdings Co. Ltd. (Japan)	2,300	182,324
Mitsui Sugar Co. Ltd. (Japan)	2,600	87,539
Miyoshi Oil & Fat Co. Ltd. (Japan)	6,400	83,804
Mondelez International, Inc. (Class A Stock)	24,172	982,834
Namchow Holdings Co. Ltd. (Taiwan)	7,000	14,035
Nestle Malaysia Bhd (Malaysia)	600	12,050
Nestle SA (Switzerland)	40,662	3,405,471
NH Foods Ltd. (Japan)	5,000	137,525
Nichirei Corp. (Japan)	4,100	102,933

	Shares	Value
COMMON STOCKS (Continued)
Food Products (cont’d.)
Nippon Indosari Corpindo Tbk PT (Indonesia)	33,000	$3,087
Nisshin Oillio Group Ltd. (The) (Japan)	3,000	98,470
Nisshin Seifun Group, Inc. (Japan)	6,620	110,897
Nissin Foods Holdings Co. Ltd. (Japan)	1,100	66,865
NongShim Co. Ltd. (South Korea)	362	108,409
Oceana Group Ltd. (South Africa)	253	1,539
Orion Corp. (South Korea)*	789	66,821
Orion Holdings Corp. (South Korea)	410	8,140
Orkla ASA (Norway)	11,381	116,747
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT (Indonesia)	197,300	20,654
Pinnacle Foods, Inc.	1,769	101,134
Pioneer Foods Group Ltd. (South Africa)	3,766	31,363
Post Holdings, Inc.*	1,248	110,161
PPB Group Bhd (Malaysia)	54,300	216,814
PureCircle Ltd. (Malaysia)*(a)	4,315	28,506
QL Resources Bhd (Malaysia)	32,370	30,434
Riken Vitamin Co. Ltd. (Japan)	2,100	79,296
Rock Field Co. Ltd. (Japan)	5,200	92,239
Ros Agro PLC (Russia), GDR	3,071	37,773
Salim Ivomas Pratama Tbk PT (Indonesia)	352,800	13,621
Salmar ASA (Norway)	23,010	650,625
Sanderson Farms, Inc.(a)	571	92,228
Sao Martinho SA (Brazil)	6,600	37,177
Saputo, Inc. (Canada)	3,200	110,766
Sawit Sumbermas Sarana Tbk PT (Indonesia)	64,400	7,268
Shandong Zhonglu Oceanic Fisheries Co. Ltd. (China) (Class B Stock)*	23,800	16,879
Shanghai Greencourt Investment Group Co. Ltd. (China) (Class B Stock)*	7,400	4,403
Showa Sangyo Co. Ltd. (Japan)	1,800	46,511
SLC Agricola SA (Brazil)	3,300	25,851
Snyder’s-Lance, Inc.(a)	1,410	53,777
Standard Foods Corp. (Taiwan)	19,850	48,440
Suedzucker AG (Germany)	3,112	66,849
Taisun Enterprise Co. Ltd. (Taiwan)*	31,000	18,555
Taiyen Biotech Co. Ltd. (Taiwan)	20,000	18,500
Tate & Lyle PLC (United Kingdom)	10,683	92,834
Tehmag Foods Corp. (Taiwan)	2,200	16,215
Tenwow International Holdings Ltd. (China)	119,000	30,010
Thai Union Group PCL (Thailand) (Class F Stock)	200,100	120,090
Thai Vegetable Oil PCL (Thailand)	32,800	28,274
Thai Wah PCL (Thailand)	59,800	18,297
Tiger Brands Ltd. (South Africa)	4,111	114,581
Tingyi Cayman Islands Holding Corp. (China)	114,000	171,622
Tongaat Hulett Ltd. (South Africa)	6,808	57,828
Toyo Suisan Kaisha Ltd. (Japan)	1,600	58,796
TreeHouse Foods, Inc.*(a)	949	64,276
Ttet Union Corp. (Taiwan)	5,000	14,823
Tyson Foods, Inc. (Class A Stock)	9,009	634,684
Ulker Biskuvi Sanayi A/S (Turkey)	4,389	23,836
Uni-President China Holdings Ltd. (China)	115,000	113,210
Uni-President Enterprises Corp. (Taiwan)	211,708	443,327
United Plantations Bhd (Malaysia)	500	3,233
Universal Robina Corp. (Philippines)	33,550	100,915

A619

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Food Products (cont’d.)
Vilmorin & Cie SA (France)	904	$81,211
Viscofan SA (Spain)	1,471	90,110
Want Want China Holdings Ltd. (China)	363,000	255,117
Warabeya Nichiyo Holdings Co. Ltd. (Japan)	4,000	102,032
Wei Chuan Foods Corp. (Taiwan)*	27,000	16,828
WH Group Ltd. (Hong Kong), 144A	532,000	565,262
Wilmar International Ltd. (Singapore)	118,700	278,275
Yakult Honsha Co. Ltd. (Japan)	1,800	129,731
Yamazaki Baking Co. Ltd. (Japan)	3,900	70,427
Yashili International Holdings Ltd. (China)*	109,000	23,163
Yihai International Holding Ltd. (China)	25,000	19,970
Zhou Hei Ya International Holdings Co. Ltd. (China), 144A	26,000	25,163

		26,535,138

Gas Utilities — 0.1%
APA Group (Australia)	17,542	114,896
Ascopiave SpA (Italy)	63,388	262,576
Atmos Energy Corp.	604	50,639
China Gas Holdings Ltd. (Hong Kong)	100,000	299,555
China Oil & Gas Group Ltd. (Hong Kong)	458,000	31,074
China Resources Gas Group Ltd. (China)	48,000	167,136
Gas Malaysia Bhd (Malaysia)	11,900	8,060
Gas Natural SDG SA (Spain)	8,235	182,297
Hong Kong & China Gas Co. Ltd. (Hong Kong)	91,081	171,165
Infraestructura Energetica Nova SAB de CV (Mexico)	12,800	71,676
Italgas SpA (Italy)	12,078	67,806
Korea Gas Corp. (South Korea)*	2,684	98,657
National Fuel Gas Co.	637	36,061
New Jersey Resources Corp.	1,663	70,095
Northwest Natural Gas Co.	1,611	103,748
ONE Gas, Inc.	1,092	80,415
Osaka Gas Co. Ltd. (Japan)	9,000	167,323
Petronas Gas Bhd (Malaysia)	14,000	59,349
Rubis SCA (France)	2,542	162,026
Samchully Co. Ltd. (South Korea)	728	64,197
Southwest Gas Holdings, Inc.	518	40,207
Spire, Inc.	783	58,451
Toho Gas Co. Ltd. (Japan)	1,600	46,852
Tokyo Gas Co. Ltd. (Japan)	71,400	1,748,689
UGI Corp.	2,061	96,578

		4,259,528

Health Care Equipment & Supplies — 0.4%
Abbott Laboratories	13,112	699,656
ABIOMED, Inc.*	200	33,719
Alere, Inc.*	1,165	59,403
Ansell Ltd. (Australia)	5,281	92,312
Baxter International, Inc.	32,983	2,069,683
Becton, Dickinson and Co.(a)	1,842	360,940
Bioteque Corp. (Taiwan)	1,000	2,694
Boston Scientific Corp.*	10,303	300,539
C.R. Bard, Inc.	523	167,622
Cochlear Ltd. (Australia)	459	57,322
Coloplast A/S (Denmark) (Class B Stock)	855	69,391
Cooper Cos., Inc. (The)	490	116,184

	Shares	Value
COMMON STOCKS (Continued)
Health Care Equipment & Supplies (cont’d.)
Danaher Corp.	27,020	$2,317,776
DENTSPLY SIRONA, Inc.	2,296	137,324
DiaSorin SpA (Italy)	3,622	323,016
Edwards Lifesciences Corp.*	1,227	134,123
Elekta AB (Sweden) (Class B Stock)	5,873	60,786
Essilor International SA (France)	1,843	228,170
Fisher & Paykel Healthcare Corp. Ltd. (New Zealand)	6,441	59,457
Fukuda Denshi Co. Ltd. (Japan)	800	59,297
Getinge AB (Sweden) (Class B Stock)	4,775	89,521
Ginko International Co. Ltd. (Taiwan)	3,000	20,528
GN Store Nord A/S (Denmark)	14,845	509,465
Haemonetics Corp.*	875	39,261
Hartalega Holdings Bhd (Malaysia)	22,100	36,428
Hill-Rom Holdings, Inc.	816	60,384
Hogy Medical Co. Ltd. (Japan)	900	63,826
Hologic, Inc.*	2,257	82,809
Hoya Corp. (Japan)	3,100	167,363
Integra LifeSciences Holdings Corp.*	766	38,668
Intuitive Surgical, Inc.*	244	255,195
Koninklijke Philips NV (Netherlands)	13,788	569,217
Kossan Rubber Industries (Malaysia)	11,900	19,446
LivaNova PLC*	1,162	81,410
Masimo Corp.*	339	29,344
Medtronic PLC	18,772	1,459,898
Microlife Corp. (Taiwan)	3,000	7,252
Microport Scientific Corp. (China)	26,000	23,964
Nihon Kohden Corp. (Japan)	2,300	49,710
Nikkiso Co. Ltd. (Japan)	13,900	129,260
Nipro Corp. (Japan)	22,100	304,875
Olympus Corp. (Japan)	4,300	145,594
Pacific Hospital Supply Co. Ltd. (Taiwan)	1,000	2,358
Paramount Bed Holdings Co. Ltd. (Japan)	9,600	412,886
Pihsiang Machinery Manufacturing Co. Ltd. (Taiwan)*^	6,000	2,739
PW Medtech Group Ltd. (China)*	108,000	23,089
ResMed, Inc.	1,022	78,653
SeaSpine Holdings Corp.*	239	2,682
Shandong Weigao Group Medical Polymer Co. Ltd. (China) (Class H Stock)	316,000	223,703
Smith & Nephew PLC (United Kingdom)	14,073	254,203
Sonova Holding AG (Switzerland)	739	125,386
St. Shine Optical Co. Ltd. (Taiwan)	2,000	42,343
STERIS PLC	1,199	105,992
Stryker Corp.	2,725	387,005
Supermax Corp. Bhd (Malaysia)	52,200	21,016
Sysmex Corp. (Japan)	1,100	70,189
TaiDoc Technology Corp. (Taiwan)	1,153	3,202
Teleflex, Inc.	639	154,619
Terumo Corp. (Japan)	4,800	188,758
Top Glove Corp. Bhd (Malaysia)	36,000	47,318
Varex Imaging Corp.*	483	16,345
Varian Medical Systems, Inc.*	1,033	103,362
West Pharmaceutical Services, Inc.	573	55,157
William Demant Holding A/S (Denmark)*	8,691	229,621
Yestar Healthcare Holdings Co. Ltd. (China)	22,500	9,937
Zimmer Biomet Holdings, Inc.	3,038	355,719

		14,449,114

A620

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Health Care Providers & Services — 0.5%
Aetna, Inc.	4,044	$643,036
Alfresa Holdings Corp. (Japan)	8,500	155,534
Alliar Medicos A Frente SA (Brazil)*	3,200	17,156
AmerisourceBergen Corp.	1,885	155,984
Anthem, Inc.	3,968	753,444
Bangkok Chain Hospital PCL (Thailand)	62,400	28,461
Bangkok Dusit Medical Services PCL (Thailand) (Class F Stock)	147,900	90,984
BML, Inc. (Japan)	2,100	44,921
Bumrungrad Hospital PCL (Thailand)	6,700	43,223
Cardinal Health, Inc.	3,965	265,338
Centene Corp.*	21,752	2,104,941
Chartwell Retirement Residences (Canada), UTS	80,836	965,303
CHC Healthcare Group (Taiwan)	11,000	13,984
Chemed Corp.	335	67,687
China National Accord Medicines Corp. Ltd. (China) (Class B Stock)	13,200	67,220
China NT Pharma Group Co. Ltd. (Hong Kong)	66,000	17,236
China Resources Phoenix Healthcare Holdings Co. Ltd. (China)	23,500	29,301
Chularat Hospital PCL (Thailand) (Class F Stock)	237,900	17,576
Cigna Corp.	7,778	1,454,019
DaVita, Inc.*	2,101	124,778
Envision Healthcare Corp.*	3,114	139,974
Excelsior Medical Co. Ltd. (Taiwan)	11,000	16,124
Express Scripts Holding Co.*	32,158	2,036,245
Fleury SA (Brazil)	2,400	22,324
Fresenius Medical Care AG & Co. KGaA (Germany)	3,625	354,617
Fresenius SE & Co. KGaA (Germany)	4,358	351,535
Golden Meditech Holdings Ltd. (Hong Kong)*	328,686	46,284
Harmonicare Medical Holdings Ltd. (China), 144A	20,000	7,835
HealthSouth Corp.	1,002	46,443
Henry Schein, Inc.*	1,128	92,485
Humana, Inc.	2,714	661,211
IHH Healthcare Bhd (Malaysia)	121,600	165,589
iKang Healthcare Group, Inc. (China), ADR*	1,000	13,480
KPJ Healthcare Bhd (Malaysia)	55,000	13,546
Laboratory Corp. of America Holdings*	1,020	153,989
Ladprao General Hospital PCL (Thailand)	37,700	9,563
Life Healthcare Group Holdings Ltd. (South Africa)	18,384	32,182
LifePoint Health, Inc.*	1,304	75,502
Magellan Health, Inc.*	1,044	90,097
McKesson Corp.	3,072	471,890
Mediclinic International PLC (South Africa)	14,311	124,213
Medipal Holdings Corp. (Japan)	8,700	151,076
MEDNAX, Inc.*	2,725	117,502
Miraca Holdings, Inc. (Japan)	1,900	88,309
Mitra Keluarga Karyasehat Tbk PT (Indonesia)	40,400	6,089
Molina Healthcare, Inc.*	585	40,225
Netcare Ltd. (South Africa)	39,677	69,749
NichiiGakkan Co. Ltd. (Japan)	3,800	39,140

	Shares	Value
COMMON STOCKS (Continued)
Health Care Providers & Services (cont’d.)
Odontoprev SA (Brazil)	3,500	$16,908
Orpea (France)	1,476	174,796
Owens & Minor, Inc.	446	13,023
Patterson Cos., Inc.	903	34,901
Primary Health Care Ltd. (Australia)	25,272	61,056
Qualicorp SA (Brazil)	5,700	67,526
Quest Diagnostics, Inc.	1,301	121,826
Ramsay Health Care Ltd. (Australia)	1,514	73,963
Rhoen-Klinikum AG (Germany)	1,649	55,525
Ryman Healthcare Ltd. (New Zealand)	15,305	102,478
Shanghai Pharmaceuticals Holding Co. Ltd. (China) (Class H Stock)	53,400	130,431
Ship Healthcare Holdings, Inc. (Japan)	7,900	244,030
Sienna Senior Living, Inc. (Canada)	12,500	181,026
Sigma Healthcare Ltd. (Australia)	31,339	20,332
Siloam International Hospitals Tbk PT (Indonesia)*	6,200	4,603
Sinopharm Group Co. Ltd. (China) (Class H Stock)	164,800	725,731
Sonic Healthcare Ltd. (Australia)	6,823	111,909
Suzuken Co. Ltd. (Japan)	4,250	151,078
Thai Nakarin Hospital PCL (Thailand)	16,900	19,146
Toho Holdings Co. Ltd. (Japan)	4,000	76,463
UnitedHealth Group, Inc.	9,006	1,763,825
Universal Health Services, Inc. (Class B Stock)	1,157	128,358
Universal Medical Financial & Technical Advisory Services Co. Ltd. (China), 144A	80,500	66,675
Vibhavadi Medical Center PCL (Thailand)	236,500	20,001
WellCare Health Plans, Inc.*	397	68,181

		16,931,135

Health Care Technology — 0.0%
AGFA-Gevaert NV (Belgium)*	12,944	61,753
Allscripts Healthcare Solutions, Inc.*	3,375	48,026
Cerner Corp.*	2,516	179,441
HMS Holdings Corp.*	1,582	31,419
Quality Systems, Inc.*	803	12,631

		333,270

Hotels, Restaurants & Leisure — 0.5%
Ajisen China Holdings Ltd. (Hong Kong)	91,000	41,355
AmRest Holdings SE (Poland)*	325	32,331
Aramark	4,000	162,439
Aristocrat Leisure Ltd. (Australia)	5,921	97,533
Autogrill SpA (Italy)	6,828	88,770
Berjaya Sports Toto Bhd (Malaysia)	36,477	21,338
Betsson AB (Sweden)	6,520	59,477
BJ’s Restaurants, Inc.*	851	25,913
Bloomin’ Brands, Inc.	2,568	45,197
Bob Evans Farms, Inc.	540	41,855
Carnival Corp.	34,995	2,259,628
Carnival PLC, ADR	34,691	2,236,876
Central Plaza Hotel PCL (Thailand)	19,200	25,634
Cheesecake Factory, Inc. (The)	790	33,275
China Lodging Group Ltd. (China), ADR*	800	95,056
China Travel International Investment Hong Kong Ltd. (China)	218,000	79,815
Chipotle Mexican Grill, Inc.*(a)	227	69,877

A621

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Hotels, Restaurants & Leisure (cont’d.)
Compass Group PLC (United Kingdom)	17,979	$381,373
Cracker Barrel Old Country Store, Inc.(a)	362	54,886
CVC Brasil Operadora e Agencia de Viagens SA (Brazil)	1,500	19,361
Darden Restaurants, Inc.	1,449	114,152
Doutor Nichires Holdings Co. Ltd. (Japan)	2,500	53,655
DXB Entertainments PJSC (United Arab Emirates)*	549,220	113,654
Emperor Entertainment Hotel Ltd. (Hong Kong)	55,000	13,462
Erawan Group PCL (The) (Thailand)	139,100	27,778
Famous Brands Ltd. (South Africa)*	827	7,147
Formosa International Hotels Corp. (Taiwan)	4,000	20,314
Gourmet Master Co. Ltd. (Taiwan)	3,465	36,851
Greene King PLC (United Kingdom)	16,589	121,483
Haichang Ocean Park Holdings Ltd. (China), 144A*	124,000	31,589
HIS Co. Ltd. (Japan)	2,000	63,097
Holiday Entertainment Co. Ltd. (Taiwan)	6,000	9,953
Hoteles City Express SAB de CV (Mexico)*	24,000	28,547
Huangshan Tourism Development Co. Ltd. (China) (Class B Stock)	11,800	18,620
ILG, Inc.	2,287	61,132
Imperial Pacific International Holdings Ltd. (Hong Kong)*	3,340,000	49,598
International Game Technology PLC	52,770	1,295,503
International Meal Co. Alimentacao SA (Brazil)	6,100	20,608
Jollibee Foods Corp. (Philippines)	10,730	51,496
Kangwon Land, Inc. (South Korea)	2,772	84,708
Kappa Create Co. Ltd. (Japan)*	4,600	51,468
Kura Corp. (Japan)	1,500	67,052
Las Vegas Sands Corp.	28,037	1,798,854
Lion Travel Service Co. Ltd. (Taiwan)	1,000	3,067
Magnum Bhd (Malaysia)	71,900	30,820
Matsuya Foods Co. Ltd. (Japan)	3,900	147,820
Melco International Development Ltd. (Hong Kong)	122,000	353,420
Melia Hotels International SA (Spain)	45,415	656,817
Minor International PCL (Thailand)	78,750	96,340
MK Restaurants Group PCL (Thailand)	8,500	15,495
NET Holding A/S (Turkey)*	2,649	1,710
OPAP SA (Greece)	10,840	114,665
Oriental Land Co. Ltd. (Japan)	1,200	91,436
OUE Ltd. (Singapore)	221,800	319,041
Plenus Co. Ltd. (Japan)	11,500	254,125
Rank Group PLC (United Kingdom)	21,437	63,771
Resorttrust, Inc. (Japan)	8,300	148,503
Round One Corp. (Japan)	7,200	96,891
Saizeriya Co. Ltd. (Japan)	6,400	176,171
Scandic Hotels Group AB (Sweden), 144A	29,635	406,731
Shanghai Jinjiang International Hotels Development Co. Ltd. (China) (Class B Stock)	8,800	21,305
Shanghai Jinjiang International Travel Co. Ltd. (China) (Class B Stock)	6,500	20,475
Shangri-La Asia Ltd. (Hong Kong)	80,000	148,292
Sodexo SA (France)	1,580	197,010
SSP Group PLC (United Kingdom)	29,554	212,949

	Shares	Value
COMMON STOCKS (Continued)
Hotels, Restaurants & Leisure (cont’d.)
Star Entertainment Group Ltd. (The) (Australia)	26,562	$109,177
Starbucks Corp.	10,594	569,004
Tatts Group Ltd. (Australia)	29,023	90,607
Texas Roadhouse, Inc.	1,296	63,685
Thomas Cook Group PLC (United Kingdom)	110,053	177,506
Tokyo Dome Corp. (Japan)	6,600	61,000
Travellers International Hotel Group, Inc. (Philippines)	131,000	9,928
Tsogo Sun Holdings Ltd. (South Africa)	22,782	34,092
Tuniu Corp. (China), ADR*	3,400	26,588
WATAMI Co. Ltd. (Japan)	5,300	70,557
Wendy’s Co. (The)	3,836	59,573
William Hill PLC (United Kingdom)	35,175	118,967
Wowprime Corp. (Taiwan)	2,030	10,744
Wyndham Worldwide Corp.	1,186	125,016
Xiabuxiabu Catering Management China Holdings Co. Ltd. (China), 144A	21,000	25,405
Yum China Holdings, Inc.*	16,700	667,499
Zeal Network SE (Germany)	4,633	142,155
Zensho Holdings Co. Ltd. (Japan)	3,000	54,148

		16,005,215

Household Durables — 0.3%
Ability Enterprise Co. Ltd. (Taiwan)	58,994	41,244
AmTRAN Technology Co. Ltd. (Taiwan)	143,000	77,338
Arcelik A/S (Turkey)	7,906	50,414
Basso Industry Corp. (Taiwan)	8,600	23,965
Bellway PLC (United Kingdom)	12,158	537,812
Breville Group Ltd. (Australia)	8,127	72,280
Cleanup Corp. (Japan)	1,700	13,661
Consorcio ARA SAB de CV (Mexico)	65,300	22,663
Construtora Tenda SA (Brazil)*	1,787	9,225
Coway Co. Ltd. (South Korea)	1,108	90,935
Cyrela Brazil Realty SA Empreendimentos e Participacoes (Brazil)	13,100	56,790
De’ Longhi SpA (Italy)	1,932	62,200
Direcional Engenharia SA (Brazil)*	6,900	12,680
Dorel Industries, Inc. (Canada) (Class B Stock)	1,700	40,683
Electrolux AB (Sweden) (Class B Stock)	3,655	124,123
Even Construtora e Incorporadora SA (Brazil)*	19,100	33,470
Ez Tec Empreendimentos e Participacoes SA (Brazil)	3,702	26,779
Foster Electric Co. Ltd. (Japan)	4,700	95,016
Funai Electric Co. Ltd. (Japan)	12,100	94,568
Garmin Ltd.	1,499	80,901
GUD Holdings Ltd. (Australia)	3,594	30,729
Hanpin Electron Co. Ltd. (Taiwan)	6,000	6,114
Helen of Troy Ltd.*	832	80,621
Hisense Kelon Electrical Holdings Co. Ltd. (China) (Class H Stock)	26,000	28,458
Husqvarna AB (Sweden) (Class B Stock)	11,478	118,093
Iida Group Holdings Co. Ltd. (Japan)	8,300	147,965
JM AB (Sweden)	17,204	541,248
JVC Kenwood Corp. (Japan)	70,500	204,080
Kasen International Holdings Ltd. (China)*	222,000	37,798
Kaufman & Broad SA (France)	451	21,760

A622

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Household Durables (cont’d.)
Kinpo Electronics (Taiwan)	257,000	$87,294
Konka Group Co. Ltd. (China) (Class B Stock)*	46,200	19,340
Leggett & Platt, Inc.	1,649	78,707
LG Electronics, Inc. (South Korea)	4,123	296,621
Metall Zug AG (Switzerland) (Class B Stock)	39	158,280
Misawa Homes Co. Ltd. (Japan)	5,800	48,658
MRV Engenharia e Participacoes SA (Brazil)	14,300	61,812
Nikon Corp. (Japan)	10,300	178,585
NVR, Inc.*	74	211,270
PulteGroup, Inc.(a)	17,354	474,285
Redrow PLC (United Kingdom)	77,884	618,063
Rinnai Corp. (Japan)	700	59,907
Sampo Corp. (Taiwan)	114,000	55,451
Sangetsu Corp. (Japan)	3,300	56,689
SEB SA (France)	569	104,372
Sekisui Chemical Co. Ltd. (Japan)	95,100	1,873,389
Sekisui House Ltd. (Japan)	18,800	316,856
Skyworth Digital Holdings Ltd. (Hong Kong)	376,000	192,053
Steinhoff International Holdings NV (South Africa)	191,950	851,095
Sumitomo Forestry Co. Ltd. (Japan)	7,900	123,564
Taiwan Sakura Corp. (Taiwan)	15,800	19,956
Tamron Co. Ltd. (Japan)	2,400	46,347
Tatung Co. Ltd. (Taiwan)*	383,000	156,615
TCL Multimedia Technology Holdings Ltd. (China)	47,000	22,262
Telford Homes PLC (United Kingdom)	4,498	24,019
Token Corp. (Japan)	540	64,258
Tsann Kuen China Enterprise Co. Ltd. (China) (Class B Stock)	8,000	6,503
Vestel Elektronik Sanayi ve Ticaret A/S (Turkey)*	4,708	9,924
Wuxi Little Swan Co. Ltd. (China) (Class B Stock)	18,500	84,074
Zeng Hsing Industrial Co. Ltd. (Taiwan)	3,000	13,009

		9,096,871

Household Products — 0.3%
Church & Dwight Co., Inc.	3,034	146,997
Clorox Co. (The)	479	63,185
Colgate-Palmolive Co.	26,919	1,961,049
Earth Chemical Co. Ltd. (Japan)	7,300	329,624
Essity AB (Sweden) (Class B Stock)*	11,833	321,943
Henkel AG & Co. KGaA (Germany)	1,440	175,213
HRG Group, Inc.*	2,717	42,412
Kimberly-Clark Corp.	15,406	1,812,978
Kimberly-Clark de Mexico SAB de CV (Mexico) (Class A Stock)	19,300	39,331
NVC Lighting Holding Ltd. (China)	523,000	62,265
Pigeon Corp. (Japan)	800	27,336
Procter & Gamble Co. (The)	29,903	2,720,575
PZ Cussons PLC (United Kingdom)	13,379	57,297
Reckitt Benckiser Group PLC (United Kingdom)	5,730	523,115
Spectrum Brands Holdings, Inc.	414	43,851
ST Corp. (Japan)	4,600	102,694
Unicharm Corp. (Japan)	500	11,446

	Shares	Value
COMMON STOCKS (Continued)
Household Products (cont’d.)
Unilever Indonesia Tbk PT (Indonesia)	1,600	$5,818
Vinda International Holdings Ltd. (Hong Kong)	16,000	30,068

		8,477,197

Independent Power & Renewable Electricity Producers — 0.1%
Aboitiz Power Corp. (Philippines)	81,000	68,324
AES Corp.	10,723	118,167
AES Gener SA (Chile)	208,376	72,906
AES Tiete Energia SA (Brazil), UTS	3,400	15,308
Beijing Jingneng Clean Energy Co. Ltd. (China) (Class H Stock)	288,000	80,373
Calpine Corp.*	6,507	95,978
China Datang Corp. Renewable Power Co. Ltd. (China) (Class H Stock)	542,000	67,996
China Power International Development Ltd. (China)	509,000	167,460
China Resources Power Holdings Co. Ltd. (China)	220,000	397,102
Cikarang Listrindo Tbk PT (Indonesia), 144A	41,900	3,500
CK Power PCL (Thailand)	217,800	23,281
Colbun SA (Chile)	726,931	175,756
Datang International Power Generation Co. Ltd. (China) (Class H Stock)*	244,000	78,089
Electric Power Development Co. Ltd. (Japan)	7,200	180,824
Electricity Generating PCL (Thailand)	24,000	169,193
Enel Generacion Chile SA (Chile)	163,167	142,464
Engie Brasil Energia SA (Brazil)	3,700	42,688
ERG SpA (Italy)	4,638	74,062
Global Power Synergy PCL (Thailand) (Class F Stock)	45,300	62,881
Glow Energy PCL (Thailand)	21,000	56,221
Guangdong Electric Power Development Co. Ltd. (China) (Class B Stock)	74,220	33,824
Haitian Energy International Ltd. (China)*	264,000	8,449
Huadian Energy Co. Ltd. (China) (Class B Stock)*	97,400	47,823
Huaneng Power International, Inc. (China) (Class H Stock)	344,000	212,699
OGK-2 PJSC (Russia)	4,416,000	42,917
Ratchaburi Electricity Generating Holding PCL (Thailand)	50,300	81,071
Shanghai Lingyun Industries Development Co. Ltd. (China) (Class B Stock)*	7,000	7,735
SPCG PCL (Thailand)	48,000	29,381
Superblock PCL (Thailand)*	526,800	20,543
Taiwan Cogeneration Corp. (Taiwan)	31,000	23,768
Thai Solar Energy PCL (Thailand) (Class F Stock)	71,400	10,827
Uniper SE (Germany)(a)	10,236	280,670
Unipro PJSC (Russia)	659,000	27,832

		2,920,112

Industrial Conglomerates — 0.5%
3M Co.	5,324	1,117,508
Aamal Co. (Qatar)	28,056	65,565
Aboitiz Equity Ventures, Inc. (Philippines)	88,020	127,006

A623

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Industrial Conglomerates (cont’d.)
Alarko Holding A/S (Turkey)	6,149	$11,339
Allied Electronics Corp. Ltd. (South Africa) (Class A Stock)*	8,842	8,164
Beijing Enterprises Holdings Ltd. (China)	62,500	336,039
Bera Holding A/S (Turkey)*	4,243	2,739
Berjaya Corp. Bhd (Malaysia)*	575,758	47,042
Berli Jucker PCL (Thailand)	70,400	111,535
Bidvest Group Ltd. (The) (South Africa)	9,223	117,621
Carlisle Cos., Inc.	1,184	118,743
Chongqing Machinery & Electric Co. Ltd. (China) (Class H Stock)	266,000	33,371
CITIC Ltd. (China)	990,000	1,462,517
CJ Corp. (South Korea)	642	95,570
CK Hutchison Holdings Ltd. (Hong Kong)	88,000	1,124,840
DCC PLC (United Kingdom)	1,024	99,413
DMCI Holdings, Inc. (Philippines)	251,350	77,187
Dogan Sirketler Grubu Holding A/S (Turkey)*	115,851	28,288
Enka Insaat ve Sanayi A/S (Turkey)	63,253	91,960
Far Eastern New Century Corp. (Taiwan)	485,680	384,393
General Electric Co.	123,409	2,984,030
Grupo KUO SAB De CV (Mexico) (Class B Stock)	6,700	15,379
HAP Seng Consolidated Bhd (Malaysia)	16,500	35,560
Honeywell International, Inc.	8,478	1,201,672
Hong Leong Industries Bhd (Malaysia)	6,500	14,470
Hopewell Holdings Ltd. (Hong Kong)	12,500	48,749
Hosken Consolidated Investments Ltd. (South Africa)	2,305	22,271
Industries Qatar QSC (Qatar)	7,751	195,164
Italmobiliare SpA (Italy)	1,700	45,924
Jardine Matheson Holdings Ltd. (Hong Kong)	7,918	501,684
Jardine Strategic Holdings Ltd. (Hong Kong)	4,932	213,062
JG Summit Holdings, Inc. (Philippines)	134,240	198,191
KAP Industrial Holdings Ltd. (South Africa)	63,967	40,019
KOC Holding A/S (Turkey)	24,014	110,198
LG Corp. (South Korea)	5,783	406,958
LT Group, Inc. (Philippines)	200,700	69,456
Mytilineos Holdings SA (Greece)*	9,391	92,678
NWS Holdings Ltd. (Hong Kong)	75,000	146,129
Reunert Ltd. (South Africa)	3,396	16,987
Rheinmetall AG (Germany)	5,583	629,674
Roper Technologies, Inc.	1,142	277,963
San Miguel Corp. (Philippines)	51,030	98,746
Seibu Holdings, Inc. (Japan)	9,200	157,142
Siemens AG (Germany)	13,682	1,927,543
Sime Darby Bhd (Malaysia)	123,800	264,458
SK Holdings Co. Ltd. (South Korea)	1,099	276,345
SM Investments Corp. (Philippines)	15,050	261,600
Smiths Group PLC (United Kingdom)	6,409	135,433
Yazicilar Holding A/S (Turkey) (Class A Stock)	8,341	45,814

		15,894,139

Insurance — 1.1%
Admiral Group PLC (United Kingdom)	4,300	104,695
Aflac, Inc.	8,089	658,364
AIA Group Ltd. (Hong Kong)	448,000	3,311,638

	Shares	Value
COMMON STOCKS (Continued)
Insurance (cont’d.)
Alleghany Corp.*	486	$269,249
Allianz SE (Germany)	12,080	2,711,968
Allstate Corp. (The)	7,087	651,366
American Financial Group, Inc.	2,570	265,867
American International Group, Inc.	28,641	1,758,271
AmTrust Financial Services, Inc.(a)	3,148	42,372
Aon PLC	15,495	2,263,819
Arch Capital Group Ltd.*	2,068	203,697
Argo Group International Holdings Ltd.	1,731	106,457
Arthur J Gallagher & Co.	9,991	614,946
Aspen Insurance Holdings Ltd. (Bermuda)	2,864	115,706
ASR Nederland NV (Netherlands)	4,272	170,885
Assicurazioni Generali SpA (Italy)	39,457	734,951
Assurant, Inc.	1,548	147,865
Athene Holding Ltd. (Class A Stock)*	1,606	86,467
Axis Capital Holdings Ltd.	2,953	169,236
BB Seguridade Participacoes SA (Brazil)	15,700	141,278
Beazley PLC (United Kingdom)	19,299	124,002
Brighthouse Financial, Inc.*	3,028	184,102
Brown & Brown, Inc.	2,302	110,933
Cathay Financial Holding Co. Ltd. (Taiwan)	744,000	1,182,588
China Life Insurance Co. Ltd. (Taiwan)	180,940	170,355
China Reinsurance Group Corp. (China) (Class H Stock)	1,543,000	341,721
Chubb Ltd.	7,801	1,112,033
Cincinnati Financial Corp.	1,789	136,984
Dhipaya Insurance PCL (Thailand)	8,000	10,978
Dongbu Insurance Co. Ltd. (South Korea)	2,846	181,393
Euler Hermes Group (France)	1,038	122,681
Everest Re Group Ltd.	982	224,279
Fairfax Financial Holdings Ltd. (Canada)	600	312,240
Fanhua, Inc. (China), ADR	4,000	50,280
First American Financial Corp.	2,739	136,868
FNF Group	5,735	272,183
Gjensidige Forsikring ASA (Norway)	3,180	55,339
Great Eastern Holdings Ltd. (Singapore)	1,800	33,467
Great-West Lifeco, Inc. (Canada)	6,800	195,703
Grupo Catalana Occidente SA (Spain)	2,562	107,888
Hannover Rueck SE (Germany)	1,601	192,911
Hanover Insurance Group, Inc. (The)	1,476	143,069
Hanwha Life Insurance Co. Ltd. (South Korea)	21,652	129,494
Hartford Financial Services Group, Inc. (The)	10,117	560,785
Hiscox Ltd. (United Kingdom)	10,993	188,552
Hyundai Marine & Fire Insurance Co. Ltd. (South Korea)	5,392	213,260
Insurance Australia Group Ltd. (Australia)	44,331	221,505
Intact Financial Corp. (Canada)	2,200	181,730
Japan Post Holdings Co. Ltd. (Japan)	29,300	346,054
Kemper Corp.	2,112	111,936
Korean Reinsurance Co. (South Korea)	9,661	95,737
Lancashire Holdings Ltd. (United Kingdom)	12,114	108,353
Liberty Holdings Ltd. (South Africa)	6,610	51,381
Loews Corp.	7,873	376,802
Markel Corp.*	293	312,918
Marsh & McLennan Cos., Inc.	5,478	459,111
Mercuries & Associates Holding Ltd. (Taiwan)	47,562	35,133

A624

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Insurance (cont’d.)
Mercuries Life Insurance Co. Ltd. (Taiwan)*	120,460	$59,984
Mercury General Corp.(a)	1,354	76,758
Muenchener Rueckversicherungs- Gesellschaft AG in Muenchen (Germany)	5,506	1,177,208
NN Group NV (Netherlands)	16,229	679,197
Old Republic International Corp.	5,655	111,347
Panin Financial Tbk PT (Indonesia)*	1,534,700	27,802
Porto Seguro SA (Brazil)	4,100	48,765
Poste Italiane SpA (Italy), 144A	15,203	111,943
Power Corp. of Canada (Canada)	11,800	299,882
Power Financial Corp. (Canada)	5,700	158,106
Powszechny Zaklad Ubezpieczen SA (Poland)(a)	24,196	305,019
Primerica, Inc.	1,120	91,336
ProAssurance Corp.	3,112	170,071
Progressive Corp. (The)	41,670	2,017,662
Qualitas Controladora SAB de CV (Mexico)	10,400	17,088
Rand Merchant Investment Holdings Ltd. (South Africa)	24,047	73,657
Reinsurance Group of America, Inc.	1,388	193,668
RenaissanceRe Holdings Ltd. (Bermuda)	1,184	160,006
RSA Insurance Group PLC (United Kingdom)	26,336	219,858
Sampo Oyj (Finland) (Class A Stock)	7,258	383,616
Samsung Fire & Marine Insurance Co. Ltd. (South Korea)	1,326	324,163
Samsung Life Insurance Co. Ltd. (South Korea)	2,705	266,875
Santam Ltd. (South Africa)	286	5,429
SCOR SE (France)	7,939	332,864
Shin Kong Financial Holding Co. Ltd. (Taiwan)	1,319,727	395,170
Shinkong Insurance Co. Ltd. (Taiwan)	48,000	41,789
Societa Cattolica di Assicurazioni SCRL (Italy)	50,611	439,700
Sony Financial Holdings, Inc. (Japan)	5,400	88,588
Stewart Information Services Corp.	1,044	39,421
Sul America SA (Brazil), UTS	13,302	74,970
Swiss Re AG (Switzerland)	12,196	1,104,548
Syarikat Takaful Malaysia Bhd (Malaysia)	5,300	4,770
Talanx AG (Germany)	2,031	82,107
Thaire Life Assurance PCL (Thailand) (Class F Stock)	71,600	19,550
Third Point Reinsurance Ltd. (Bermuda)*	3,991	62,260
Topdanmark A/S (Denmark)*	2,977	117,118
Torchmark Corp.	1,557	124,700
Travelers Cos., Inc. (The)	5,839	715,394
Trisura Group Ltd. (Canada)*	67	1,431
Tryg A/S (Denmark)	2,727	62,975
UnipolSai Assicurazioni SpA (Italy)	28,220	65,906
Validus Holdings Ltd.	2,834	139,461
Vienna Insurance Group AG Wiener Versicherung Gruppe (Austria)	2,905	85,869
W.R. Berkley Corp.	1,945	129,809
Willis Towers Watson PLC	1,060	163,484
Wiz Solucoes e Corretagem de Seguros SA (Brazil)	1,100	6,047

	Shares	Value
COMMON STOCKS (Continued)
Insurance (cont’d.)
XL Group Ltd. (Bermuda)	8,391	$331,025

		34,932,241

Internet & Direct Marketing Retail — 0.1%
Amazon.com, Inc.*	3,093	2,973,456
ASKUL Corp. (Japan)	700	19,720
B2W Cia Digital (Brazil)*	1,200	7,938
Expedia, Inc.	414	59,591
HSN, Inc.	1,367	53,381
Liberty Interactive Corp. QVC Group (Class A Stock)*	11,686	275,439
momo.com, Inc. (Taiwan)	2,000	14,312
Netflix, Inc.*	1,248	226,325
Priceline Group, Inc. (The)*	173	316,732
Takkt AG (Germany)	6,565	150,545

		4,097,439

Internet Software & Services — 1.0%
Addcn Technology Co. Ltd. (Taiwan)	1,032	7,930
Akamai Technologies, Inc.*	2,279	111,033
Alibaba Group Holding Ltd. (China), ADR*(a)	28,900	4,991,319
Alphabet, Inc. (Class A Stock)*	4,136	4,027,305
Alphabet, Inc. (Class C Stock)*	4,281	4,105,950
Ateam, Inc. (Japan)	800	21,042
Autohome, Inc. (China), ADR*(a)	1,800	108,143
Baidu, Inc. (China), ADR*	10,300	2,551,207
Blucora, Inc.*	3,340	84,502
Cars.com, Inc.*(a)	2,180	58,010
carsales.com Ltd. (Australia)	10,703	107,713
Cimpress NV (Netherlands)*	595	58,108
Criteo SA (France), ADR*(a)	1,093	45,360
eBay, Inc.*	16,565	637,090
Facebook, Inc. (Class A Stock)*	35,890	6,132,525
Fang Holdings Ltd. (China), ADR*	9,700	39,285
Gree, Inc. (Japan)	4,900	33,487
j2 Global, Inc.(a)	1,051	77,648
Kakaku.com, Inc. (Japan)	2,200	28,036
Liquidity Services, Inc.*	762	4,496
Mail.Ru Group Ltd. (Russia), GDR*	5,559	184,057
MercadoLibre, Inc. (Argentina)(a)	5,831	1,509,821
NAVER Corp. (South Korea)	283	184,079
NetEase, Inc. (China), ADR(a)	3,400	896,954
NIC, Inc.(a)	1,542	26,445
PChome Online, Inc. (Taiwan)	5,000	25,640
Renren, Inc. (China), ADR*	2,520	22,579
Sohu.com, Inc. (China)*	1,100	59,895
Stamps.com, Inc.*	263	53,297
Tencent Holdings Ltd. (China)	108,800	4,682,595
Tian Ge Interactive Holdings Ltd. (China), 144A	40,000	29,136
VeriSign, Inc.*(a)	16,408	1,745,647
Xunlei Ltd. (China), ADR*	4,900	20,825
Yahoo Japan Corp. (Japan)	19,500	92,539
Yandex NV (Russia) (Class A Stock)*	5,400	177,929

		32,941,627

IT Services — 0.6%
Accenture PLC (Class A Stock)	6,064	819,064

A625

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
IT Services (cont’d.)
AGTech Holdings Ltd. (Hong Kong)*	48,000	$9,647
Alliance Data Systems Corp.	1,017	225,316
Alten SA (France)	344	31,102
Amadeus IT Group SA (Spain)	11,683	759,593
Amdocs Ltd.	3,786	243,516
Atea ASA (Norway)	10,033	132,270
Atos SE (France)	2,378	368,884
Automatic Data Processing, Inc.	2,592	283,357
Bechtle AG (Germany)	1,614	120,902
Blackhawk Network Holdings, Inc.*	1,255	54,969
Booz Allen Hamilton Holding Corp.	2,260	84,501
Broadridge Financial Solutions, Inc.	1,885	152,346
CACI International, Inc. (Class A Stock)*	665	92,668
Cardtronics PLC (Class A Stock)*	943	21,698
CGI Group, Inc. (Canada) (Class A Stock)*	6,200	321,491
Cielo SA (Brazil)	28,008	193,933
Computershare Ltd. (Australia)	49,036	557,721
Conduent, Inc.*	7,215	113,059
Convergys Corp.(a)	4,640	120,130
CoreLogic, Inc.*	2,051	94,797
CSRA, Inc.	908	29,301
Digital China Holdings Ltd. (Hong Kong)*	93,000	52,384
DST Systems, Inc.	1,046	57,404
DTS Corp. (Japan)	2,300	63,057
EOH Holdings Ltd. (South Africa)	7,265	51,348
ExlService Holdings, Inc.*	797	46,481
Fidelity National Information Services, Inc.	4,076	380,658
Fiserv, Inc.*	2,155	277,909
Forrester Research, Inc.	1,005	42,059
Forth Smart Service PCL (Thailand)	35,000	20,043
Genpact Ltd.	2,499	71,846
Global Payments, Inc.	1,954	185,689
Indra Sistemas SA (Spain)*	3,885	61,367
Ines Corp. (Japan)	10,700	99,379
International Business Machines Corp.	31,511	4,571,616
InterXion Holding NV (Netherlands)*	1,507	76,752
Itochu Techno-Solutions Corp. (Japan)	1,800	67,185
Jack Henry & Associates, Inc.	581	59,721
Kanematsu Electronics Ltd. (Japan)	1,700	50,223
Leidos Holdings, Inc.	1,836	108,728
Luxoft Holding, Inc.*	1,200	57,359
Mastercard, Inc. (Class A Stock)	5,690	803,428
Matrix IT Ltd. (Israel)	5,015	52,917
My EG Services Bhd (Malaysia)	52,500	25,488
NEC Networks & System Integration Corp. (Japan)	2,600	62,040
Net 1 UEPS Technologies, Inc. (South Africa)*	6,100	59,414
NET One Systems Co. Ltd. (Japan)	7,700	81,431
Nihon Unisys Ltd. (Japan)	4,400	70,345
Nomura Research Institute Ltd. (Japan)	1,646	64,216
NS Solutions Corp. (Japan)	2,000	44,115
NTT Data Corp. (Japan)	12,000	128,398
Obic Co. Ltd. (Japan)	1,000	62,919
Otsuka Corp. (Japan)	1,300	83,297
Paychex, Inc.	2,141	128,374
QIWI PLC (Russia), ADR	3,000	50,820
Sabre Corp.	12,702	229,906
Science Applications International Corp.	779	52,076

	Shares	Value
COMMON STOCKS (Continued)
IT Services (cont’d.)
SCSK Corp. (Japan)	1,700	$72,140
SONDA SA (Chile)	41,461	80,642
Systex Corp. (Taiwan)	23,000	43,309
Tieto OYJ (Finland)	2,614	79,677
TIS, Inc. (Japan)	2,800	82,613
Total System Services, Inc.	2,254	147,637
Toukei Computer Co. Ltd. (Japan)	2,600	70,595
Vantiv, Inc. (Class A Stock)*(a)	2,167	152,708
Visa, Inc. (Class A Stock)(a)	44,357	4,668,131
Western Union Co. (The)	6,484	124,493
Wirecard AG (Germany)	2,392	218,845
Zuken, Inc. (Japan)	7,900	119,967

		19,091,414

Leisure Products — 0.0%
Accell Group (Netherlands)	2,735	84,529
Amer Sports OYJ (Finland)*	4,505	119,480
American Outdoor Brands Corp.*(a)	1,861	28,380
Bandai Namco Holdings, Inc. (Japan)	3,900	133,784
Daikoku Denki Co. Ltd. (Japan)	1,000	14,966
Giant Manufacturing Co. Ltd. (Taiwan)	18,000	84,586
Goodbaby International Holdings Ltd. (China)	99,000	54,623
Hasbro, Inc.	902	88,098
Heiwa Corp. (Japan)	2,400	47,584
Johnson Health Tech Co. Ltd. (Taiwan)	7,000	8,403
KMC Kuei Meng International, Inc. (Taiwan) .	3,000	12,960
Mars Engineering Corp. (Japan)	1,800	37,720
Mattel, Inc.(a)	4,931	76,332
Mizuno Corp. (Japan)	1,400	39,774
Sankyo Co. Ltd. (Japan)	500	15,952
Sega Sammy Holdings, Inc. (Japan)	6,200	86,615
Shanghai Phoenix Enterprise Group Co. Ltd. (China) (Class B Stock)*	3,700	3,645
Shimano, Inc. (Japan)	800	106,572
Sturm Ruger & Co., Inc.(a)	471	24,351
Tomy Co. Ltd. (Japan)	5,500	76,005
Topkey Corp. (Taiwan)	6,000	18,540
Vista Outdoor, Inc.*	2,962	67,948
Yamaha Corp. (Japan)	2,700	99,578
Zhonglu Co. Ltd. (China) (Class B Stock)*	15,800	25,359

		1,355,784

Life Sciences Tools & Services — 0.2%
Biotage AB (Sweden)	17,902	133,666
Bio-Techne Corp.	1,169	141,320
Charles River Laboratories International, Inc.*	868	93,761
CMIC Holdings Co. Ltd. (Japan)	3,700	51,776
Crown Bioscience International (Taiwan)	5,858	7,476
EPS Holdings, Inc. (Japan)	9,300	178,526
Eurofins Scientific SE (Luxembourg)	146	92,249
Evotec AG (Germany)*	35,139	836,072
Gerresheimer AG (Germany)	8,510	659,291
ICON PLC*	995	113,311
Illumina, Inc.*	546	108,763
JHL Biotech, Inc. (Taiwan)*	2,061	3,942
PAREXEL International Corp.*	537	47,299
PerkinElmer, Inc.	2,008	138,492

A626

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Life Sciences Tools & Services (cont’d.)
QIAGEN NV*	4,658	$146,605
Quintiles IMS Holdings, Inc.*	1,413	134,334
Siegfried Holding AG (Switzerland)	1,621	533,920
Tecan Group AG (Switzerland)	3,129	648,323
Thermo Fisher Scientific, Inc.	4,006	757,935
VWR Corp.*	1,790	59,267
Waters Corp.*	729	130,870

		5,017,198

Machinery — 0.8%
AGCO Corp.	1,817	134,040
Alfa Laval AB (Sweden)	6,105	149,085
Allison Transmission Holdings, Inc.	3,204	120,246
Alstom SA (France)	4,880	207,260
Amada Holdings Co. Ltd. (Japan)	14,700	161,337
ANDRITZ AG (Austria)	1,011	58,436
Atlas Copco AB (Sweden) (Class A Stock)	4,938	209,102
Atlas Copco AB (Sweden) (Class B Stock)	4,737	183,666
Bando Chemical Industries Ltd. (Japan)	6,000	63,765
Biesse SpA (Italy)	8,216	363,659
Bobst Group SA (Switzerland)	2,017	221,995
Bucher Industries AG (Switzerland)	1,258	447,494
Caterpillar, Inc.	17,321	2,160,102
China Conch Venture Holdings Ltd. (China) .	191,500	372,625
CKD Corp. (Japan)	3,800	74,779
CNH Industrial NV (United Kingdom)	15,313	183,879
Construcciones y Auxiliar de Ferrocarriles SA (Spain)	6,127	248,083
Conzzeta AG (Switzerland)	45	47,447
CSBC Corp. Taiwan (Taiwan)*	68,000	27,470
Deere & Co.	16,271	2,043,475
Deutz AG (Germany)	19,968	161,561
DMG Mori Co. Ltd. (Japan)	4,000	71,930
Donaldson Co., Inc.	1,801	82,738
Duerr AG (Germany)	15,302	2,049,013
EVA Precision Industrial Holdings Ltd. (Hong Kong)	154,000	21,686
FANUC Corp. (Japan)	2,100	425,319
Fenner PLC (United Kingdom)	55,696	251,957
Fortive Corp.	3,570	252,720
Fuji Machine Manufacturing Co. Ltd. (Japan)	6,400	119,252
Fujitec Co. Ltd. (Japan)	5,100	71,384
GEA Group AG (Germany)	4,253	193,474
Georg Fischer AG (Switzerland)	679	837,954
Glory Ltd. (Japan)	5,500	194,843
Grupo Rotoplas SAB de CV (Mexico)	9,700	15,336
Haitian International Holdings Ltd. (China)	37,000	106,335
Hillenbrand, Inc.	3,128	121,523
Hitachi Construction Machinery Co. Ltd. (Japan)	5,900	174,851
Hoshizaki Corp. (Japan)	900	79,102
Huangshi Dongbei Electrical Appliance Co. Ltd. (China) (Class B Stock)	10,300	17,891
Illinois Tool Works, Inc.	2,561	378,926
Interpump Group SpA (Italy)	4,423	137,588
Iochpe Maxion SA (Brazil)	3,300	22,391
Kama Co. Ltd. (China) (Class B Stock)*	15,000	16,905
Kardex AG (Switzerland)	3,370	400,983

	Shares	Value
COMMON STOCKS (Continued)
Machinery (cont’d.)
Kato Works Co. Ltd. (Japan)	1,200	$35,895
Kepler Weber SA (Brazil)*	1,500	10,751
King Slide Works Co. Ltd. (Taiwan)	3,000	40,859
Kinik Co. (Taiwan)	3,000	7,529
Kone OYJ (Finland) (Class B Stock)	3,974	210,419
Konecranes OYJ (Finland)	5,578	247,709
Krones AG (Germany)	800	111,145
Kurita Water Industries Ltd. (Japan)	6,100	176,183
Kyokuto Kaihatsu Kogyo Co. Ltd. (Japan)	17,100	288,387
Lincoln Electric Holdings, Inc.	1,018	93,330
Makino Milling Machine Co. Ltd. (Japan)	68,000	604,533
Makita Corp. (Japan)	5,000	201,511
MAN SE (Germany)	1,092	123,242
Max Co. Ltd. (Japan)	7,000	97,012
Mirle Automation Corp. (Taiwan)	14,581	20,147
Mueller Industries, Inc.	3,328	116,314
Nak Sealing Technologies Corp. (Taiwan)	3,000	8,122
Oiles Corp. (Japan)	5,560	103,022
OKUMA Corp. (Japan)	2,800	153,281
Otokar Otomotiv Ve Savunma Sanayi A.S. (Turkey)	96	2,721
Pfeiffer Vacuum Technology AG (Germany)	565	89,080
Rechi Precision Co. Ltd. (Taiwan)	35,360	35,332
Rieter Holding AG (Switzerland)	662	141,080
Rotork PLC (United Kingdom)	16,105	56,196
Ryobi Ltd. (Japan)	5,800	156,295
San Shing Fastech Corp. (Taiwan)	7,000	13,873
Sandvik AB (Sweden)	106,756	1,843,750
Sany Heavy Equipment International Holdings Co. Ltd. (China)*	97,000	17,633
Schindler Holding AG (Switzerland), (XBRN)	247	54,560
Shang Gong Group Co. Ltd. (China) (Class B Stock)*	5,600	5,824
Shanghai Diesel Engine Co. Ltd. (China) (Class B Stock)	13,200	10,626
Shanghai Highly Group Co. Ltd. (China) (Class B Stock)	8,800	7,850
Shanghai Lingang Holdings Corp. Ltd. (China) (Class B Stock)*	24,600	44,206
Shanghai Mechanical and Electrical Industry Co. Ltd. (China) (Class B Stock)	11,800	24,202
Shanghai Zhenhua Heavy Industries Co. Ltd. (China) (Class B Stock)	21,100	11,352
Shin Zu Shing Co. Ltd. (Taiwan)	20,000	53,885
Shinmaywa Industries Ltd. (Japan)	44,200	401,509
Sinmag Equipment Corp. (Taiwan)	1,000	5,078
Sinotruk Hong Kong Ltd. (China)	79,500	110,117
Sintokogio Ltd. (Japan)	12,400	134,240
SKF AB (Sweden) (Class B Stock)	8,341	181,774
SKP Resources Bhd (Malaysia)*	18,600	6,607
SMC Corp. (Japan)	1,100	387,994
Snap-on, Inc.	908	135,301
Spirax-Sarco Engineering PLC (United Kingdom)	11,437	847,207
Stanley Black & Decker, Inc.	1,999	301,789
Star Micronics Co. Ltd. (Japan)	7,100	122,282
Sunonwealth Electric Machine Industry Co. Ltd. (Taiwan)	9,000	14,988
Syncmold Enterprise Corp. (Taiwan)	7,000	16,020

A627

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Machinery (cont’d.)
Tong-Tai Machine & Tool Co. Ltd. (Taiwan)	13,240	$8,972
Toro Co. (The)(a)	23,249	1,442,832
Toshiba Machine Co. Ltd. (Japan)	19,000	103,782
Turk Traktor ve Ziraat Makineleri A/S (Turkey)	185	4,032
United Wagon Co. PJSC (Russia)*	2,217	28,078
Valmet OYJ (Finland)	18,836	370,332
Vesuvius PLC (United Kingdom)	35,012	276,996
Volvo AB (Sweden) (Class B Stock)	102,898	1,986,759
Vossloh AG (Germany)*	1,276	86,142
WEG SA (Brazil)	13,720	92,964
Wellcall Holdings Bhd (Malaysia)	13,950	4,262
Xylem, Inc.	2,568	160,834
Yangzijiang Shipbuilding Holdings Ltd. (China)	187,900	198,088
Yungtay Engineering Co. Ltd. (Taiwan)	23,000	42,778

		26,373,220

Marine — 0.1%
Chinese Maritime Transport Ltd. (Taiwan)	14,000	12,927
Chu Kong Shipping Enterprises Group Co. Ltd. (China)	82,000	21,204
Cia Sud Americana de Vapores SA (Chile)*	1,600,165	85,452
Clarkson PLC (United Kingdom)	2,253	86,373
COSCO Shipping Energy Transportation Co. Ltd. (China) (Class H Stock)	122,000	67,625
Costamare, Inc. (Monaco)	11,900	73,541
Dfds A/S (Denmark)	8,241	471,337
Diana Shipping, Inc. (Greece)*(a)	12,600	45,737
Evergreen Marine Corp. Taiwan Ltd. (Taiwan)*	128,800	74,331
Grindrod Ltd. (South Africa)*	44,152	45,004
Kawasaki Kisen Kaisha Ltd. (Japan)*	4,100	107,852
Kuehne + Nagel International AG (Switzerland)	418	77,397
Matson, Inc.	667	18,796
MISC Bhd (Malaysia)	121,900	210,745
Qatar Navigation QSC (Qatar)	12,033	183,064
Seaspan Corp. (Hong Kong)(a)	10,800	76,571
Sincere Navigation Corp. (Taiwan)	35,000	24,873
Sinotrans Shipping Ltd. (China)	260,500	75,033
SITC International Holdings Co. Ltd. (China)	85,000	77,039
Stolt-Nielsen Ltd. (Norway)	3,470	52,281
Tianjin Tianhai Investment Co. Ltd. (China) (Class B Stock)*	76,700	41,341
U-Ming Marine Transport Corp. (Taiwan)	32,000	36,196
Wallenius Wilhelmsen Logistics (Norway)*	10,038	61,505
Wisdom Marine Lines Co. Ltd. (Taiwan)	61,857	55,892
Yang Ming Marine Transport Corp. (Taiwan)*	16,355	6,796

		2,088,912

Media — 0.6%
Aimia, Inc. (Canada)	6,900	13,659
AirMedia Group, Inc. (China), ADR*(a)	8,600	21,413
AMC Entertainment Holdings, Inc. (Class A Stock)(a)	1,394	20,492
Asatsu-DK, Inc. (Japan)	2,400	67,825

	Shares	Value
COMMON STOCKS (Continued)
Media (cont’d.)
Asian Pay Television Trust (Singapore), UTS	320,800	$134,805
Avex Group Holdings, Inc. (Japan)	9,800	133,193
Axel Springer SE (Germany)	1,789	114,960
BEC World PCL (Thailand)	47,700	23,341
Cable One, Inc.	113	81,600
CBS Corp. (Class B Non-Voting Stock)(a)	6,826	395,908
Charter Communications, Inc. (Class A Stock)*	1,962	713,030
Cheil Worldwide, Inc. (South Korea)	4,279	67,995
Cinemark Holdings, Inc.	2,047	74,122
Cineplex, Inc. (Canada)	1,600	50,061
Cineworld Group PLC (United Kingdom)	13,648	123,903
Cogeco Communications, Inc. (Canada)	1,400	103,248
Comcast Corp. (Class A Stock)	62,743	2,414,351
Corus Entertainment, Inc. (Canada) (Class B Stock)	5,600	58,255
CyberAgent, Inc. (Japan)	1,500	43,724
Cyfrowy Polsat SA (Poland)	17,947	127,631
Daiichikosho Co. Ltd. (Japan)	1,700	81,301
Dentsu, Inc. (Japan)	4,700	206,336
Discovery Communications, Inc. (Class A Stock)*(a)	3,514	74,813
Discovery Communications, Inc. (Class C Stock)*	1,905	38,595
Eutelsat Communications SA (France)	61,556	1,822,319
Fuji Media Holdings, Inc. (Japan)	3,400	48,375
Gannett Co., Inc.	4,974	44,766
GEDI Gruppo Editoriale SpA (Italy)*	2,363	2,095
Grupo Televisa SAB (Mexico), ADR	10,860	267,916
Hakuhodo DY Holdings, Inc. (Japan)	6,000	78,809
Huayi Tencent Entertainment Co. Ltd. (Hong Kong)*	150,000	6,625
I-CABLE Communications Ltd. (Hong Kong)*	21,907	720
IMAX China Holding, Inc. (Hong Kong), 144A*	6,300	19,033
Interpublic Group of Cos., Inc. (The)(a)	84,642	1,759,708
IPSOS (France)	17,180	594,762
JCDecaux SA (France)	2,493	93,344
John Wiley & Sons, Inc. (Class A Stock)	1,870	100,045
Kinepolis Group NV (Belgium)	1,237	82,150
Lagardere SCA (France)	4,156	139,131
Liberty Broadband Corp. (Class C Stock)*	1,001	95,395
Liberty Global PLC LiLAC (United Kingdom) (Class A Stock)*	304	7,223
Liberty Global PLC LiLAC (United Kingdom) (Class C Stock)*	2,683	62,514
Liberty Media Corp.-Liberty Formula One (Class C Stock)*	1,668	63,534
Liberty Media Corp.-Liberty SiriusXM (Class A Stock)*	859	35,992
Liberty Media Corp.-Liberty SiriusXM (Class C Stock)*	5,270	220,655
Madison Square Garden Co. (The) (Class A Stock)*	200	42,820
Major Cineplex Group PCL (Thailand)	21,900	20,019
Media Prima Bhd (Malaysia)	116,500	22,210

A628

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Media (cont’d.)
Megacable Holdings SAB de CV (Mexico), UTS	28,900	$120,377
Meredith Corp.(a)	521	28,916
Metropole Television SA (France)	654	15,126
MNC Investama Tbk PT (Indonesia)*	1,980,600	14,705
Multiplus SA (Brazil)	500	6,122
Naspers Ltd. (South Africa) (Class N Stock)	7,189	1,550,504
Nippon Television Holdings, Inc. (Japan)	3,000	52,682
NOS SGPS SA (Portugal)	13,553	83,935
Omnicom Group, Inc.(a)	2,454	181,768
Pearson PLC (United Kingdom)	31,769	260,531
Plan B Media PCL (Thailand) (Class F Stock)	55,000	9,993
Publicis Groupe SA (France)	5,454	380,897
Quebecor, Inc. (Canada) (Class B Stock)	2,000	75,159
REA Group Ltd. (Australia)	1,518	79,778
Scholastic Corp.	1,134	42,185
Scripps Networks Interactive, Inc. (Class A Stock)(a)	1,403	120,504
SES SA (Luxembourg)	11,681	255,543
Shaw Communications, Inc. (Canada) (Class B Stock)	4,600	105,880
Singapore Press Holdings Ltd. (Singapore)	48,000	96,251
SKY Perfect JSAT Holdings, Inc. (Japan)	14,800	66,158
Sky PLC (United Kingdom)	15,168	185,975
Smiles SA (Brazil)	700	17,682
Surya Citra Media Tbk PT (Indonesia)	86,000	13,983
Television Broadcasts Ltd. (Hong Kong)	17,000	56,474
Time Warner, Inc.	10,926	1,119,369
Toei Co. Ltd. (Japan)	700	77,698
Toho Co. Ltd. (Japan)	2,700	94,179
Tokyo Broadcasting System Holdings, Inc. (Japan)	1,000	18,547
TV Asahi Holdings Corp. (Japan)	2,900	57,755
Twenty-First Century Fox, Inc. (Class A Stock)	15,618	412,003
UBM PLC (United Kingdom)	44,800	409,965
VGI Global Media PCL (Thailand)	98,900	17,072
Visi Media Asia Tbk PT (Indonesia)*	286,200	5,440
Vivendi SA (France)	25,835	654,043
Walt Disney Co. (The)	20,698	2,040,202
Woongjin Thinkbig Co. Ltd. (South Korea)*	7,791	47,208
Workpoint Entertainment PCL (Thailand)	6,700	16,883
WPP PLC (United Kingdom)	18,858	349,985

		19,956,198

Metals & Mining — 0.8%
Acacia Mining PLC (United Kingdom)	12,309	32,048
Agnico Eagle Mines Ltd. (Canada)	3,338	150,855
Alamos Gold, Inc. (Canada) (Class A Stock)	10,121	68,379
Alrosa PJSC (Russia)	175,800	251,361
Aneka Tambang Persero Tbk PT (Indonesia)*	656,300	31,185
AngloGold Ashanti Ltd. (South Africa), ADR	21,412	198,917
Araya Industrial Co. Ltd. (Japan)	2,600	49,249
ArcelorMittal (Luxembourg)*	18,662	481,383
ArcelorMittal South Africa Ltd. (South Africa)*	23,812	8,090
Asahi Holdings, Inc. (Japan)	4,800	98,751

	Shares	Value
COMMON STOCKS (Continued)
Metals & Mining (cont’d.)
Aurubis AG (Germany)	7,908	$641,043
B2Gold Corp. (Canada)*	31,600	87,120
Barrick Gold Corp. (Canada)	28,200	453,822
Bengang Steel Plates Co. Ltd. (China) (Class B Stock)*	40,800	17,549
Boliden AB (Sweden)	36,251	1,229,611
Centamin PLC (United Kingdom)	37,681	73,164
Centerra Gold, Inc. (Canada)*	10,100	71,151
Chiho Environmental Group Ltd. (Hong Kong)*	34,000	18,455
China Metal Products (Taiwan)	39,220	38,607
China Metal Resources Utilization Ltd. (China), 144A*	32,000	12,412
China Rare Earth Holdings Ltd. (China)*	146,000	11,401
China Silver Group Ltd. (China)	154,000	46,131
China Steel Corp. (Taiwan)	941,013	755,628
China Zhongwang Holdings Ltd. (China)	260,800	133,211
Da Ming International Holdings Ltd. (China)	32,000	14,133
Daido Steel Co. Ltd. (Japan)	1,600	94,841
Detour Gold Corp. (Canada)*	5,900	65,064
Dominion Diamond Corp. (Canada)	4,000	56,710
Dowa Holdings Co. Ltd. (Japan)	400	14,691
DRDGOLD Ltd. (South Africa)	39,313	14,983
Eldorado Gold Corp. (Canada)	37,500	82,348
Eramet (France)*	1,292	87,824
Eregli Demir ve Celik Fabrikalari TAS (Turkey)	77,081	167,231
Feng Hsin Steel Co. Ltd. (Taiwan)	41,000	71,254
Ferrexpo PLC (Switzerland)	65,313	256,098
Fortescue Metals Group Ltd. (Australia)	345,203	1,397,983
Franco-Nevada Corp. (Canada)	2,100	162,682
Gerdau SA (Brazil)	5,200	17,962
Gloria Material Technology Corp. (Taiwan)	60,080	39,824
Gold Fields Ltd. (South Africa), ADR	42,875	184,791
Goldcorp, Inc. (Canada)	23,500	305,109
Grupa Kety SA (Poland)	346	38,170
Grupo Mexico SAB de CV (Mexico) (Class B Stock)	106,200	325,248
Grupo Simec SAB de CV (Mexico) (Class B Stock)*	3,100	10,837
Harmony Gold Mining Co. Ltd. (South Africa), ADR	41,659	76,236
Hengshi Mining Investments Ltd. (China)*	41,000	10,497
Hsin Kuang Steel Co. Ltd. (Taiwan)	14,000	12,742
IAMGOLD Corp. (Canada)*	18,600	113,739
Iluka Resources Ltd. (Australia)	27,289	204,276
Industrias CH SAB de CV (Mexico) (Class B Stock)*	4,800	20,666
Inner Mongolia Eerduosi Resourses Co. Ltd. (China) (Class B Stock)	86,600	95,087
Kardemir Karabuk Demir Celik Sanayi ve Ticaret A/S (Turkey) (Class D Stock)*	69,327	44,169
KAZ Minerals PLC (United Kingdom)*	29,378	304,946
Kinross Gold Corp. (Canada)*	40,000	169,585
Kobe Steel Ltd. (Japan)	126,000	1,442,985
Krakatau Steel Persero Tbk PT (Indonesia)*	415,500	15,887
Labrador Iron Ore Royalty Corp. (Canada)	4,100	65,061
Lundin Mining Corp. (Canada)	219,900	1,508,591

A629

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Metals & Mining (cont’d.)
Magnitogorsk Iron & Steel Works PJSC (Russia)	57,100	$42,939
Magnitogorsk Iron & Steel Works PJSC (Russia), GDR	3,415	33,004
Maruichi Steel Tube Ltd. (Japan)	4,100	119,329
MMC Norilsk Nickel PJSC (Russia), ADR	19,360	332,992
Munsun Capital Group Ltd. (Hong Kong)*	2,460,000	28,342
Neturen Co. Ltd. (Japan)	6,700	67,464
Newcrest Mining Ltd. (Australia)	15,451	254,757
Newmont Mining Corp.	8,405	315,272
Nippon Light Metal Holdings Co. Ltd. (Japan)	226,600	645,402
Nippon Steel & Sumitomo Metal Corp. (Japan)	3,600	82,777
Nisshin Steel Co. Ltd. (Japan)	13,700	175,272
Nittetsu Mining Co. Ltd. (Japan)	500	36,497
North Mining Shares Co. Ltd. (Hong Kong)*	1,620,000	33,596
Northern Star Resources Ltd. (Australia)	37,100	143,641
Novolipetsk Steel PJSC (Russia), GDR	4,182	95,141
OZ Minerals Ltd. (Australia)	239,503	1,401,279
Pan African Resources PLC (United Kingdom)	108,685	18,062
Pan American Silver Corp. (Canada)	5,700	97,075
Paranapanema SA (Brazil)*	19,500	9,605
Philex Mining Corp. (Philippines)	159,100	26,089
Polymetal International PLC (Russia)	7,546	85,140
Randgold Resources Ltd. (United Kingdom), ADR	1,964	191,804
Regis Resources Ltd. (Australia)	34,951	98,586
Rio Tinto Ltd. (United Kingdom)	34,198	1,792,486
Rio Tinto PLC (United Kingdom), ADR(a)	40,791	1,924,927
Royal Bafokeng Platinum Ltd. (South Africa)*	9,199	21,695
Royal Gold, Inc.	1,034	88,965
Sandfire Resources NL (Australia)	68,192	309,646
Severstal PJSC (Russia), GDR	7,300	109,243
Sibanye-Stillwater (South Africa), ADR(a)	20,027	89,320
Sims Metal Management Ltd.	32,610	346,413
South32 Ltd. (Australia)	72,570	187,739
Southern Copper Corp. (Peru)(a)	1,600	63,616
St Barbara Ltd. (Australia)	31,000	63,929
Stalprodukt SA (Poland)	94	11,901
STP & I PCL (Thailand)	95,490	19,199
TA Chen Stainless Pipe (Taiwan)	68,008	39,247
Tahoe Resources, Inc.	13,500	70,976
Thye Ming Industrial Co. Ltd. (Taiwan)	12,000	14,721
Tiangong International Co. Ltd. (China)	134,000	15,267
Ton Yi Industrial Corp. (Taiwan)	62,000	28,420
Topy Industries Ltd. (Japan)	800	26,760
Toyo Kohan Co. Ltd. (Japan)	20,400	95,185
Tung Ho Steel Enterprise Corp. (Taiwan)	83,000	66,101
UACJ Corp. (Japan)	3,700	105,513
United Co. RUSAL PLC (Russia)	69,000	52,026
Vale SA (Brazil), ADR(a)	133,300	1,342,331
voestalpine AG (Austria)	2,595	132,326
Wheaton Precious Metals Corp. (Canada)	7,500	143,058
Yamana Gold, Inc. (Canada)	49,785	131,669
YC INOX Co. Ltd. (Taiwan)	37,900	30,996
Yieh Phui Enterprise Co. Ltd. (Taiwan)	256,567	95,185

	Shares	Value
COMMON STOCKS (Continued)
Metals & Mining (cont’d.)
Yodogawa Steel Works Ltd. (Japan)	9,400	$257,515
Zhaojin Mining Industry Co. Ltd. (China) (Class H Stock)	224,500	189,679
Zijin Mining Group Co. Ltd. (China) (Class H Stock)	268,000	91,945

		24,743,837

Mortgage Real Estate Investment Trusts (REITs) — 0.1%
AG Mortgage Investment Trust, Inc.	3,230	62,145
AGNC Investment Corp.	12,832	278,198
Annaly Capital Management, Inc.(a)	33,148	404,074
Apollo Commercial Real Estate Finance, Inc.(a)	1,886	34,155
ARMOUR Residential REIT, Inc.	2,595	69,806
Blackstone Mortgage Trust, Inc. (Class A Stock)(a)	2,662	82,575
Capstead Mortgage Corp.	9,568	92,331
Chimera Investment Corp.	7,123	134,767
Concentradora Hipotecaria SAPI de CV (Mexico)	23,100	26,576
CYS Investments, Inc.	9,221	79,669
Invesco Mortgage Capital, Inc.	5,105	87,449
MTGE Investment Corp.	7,191	139,505
New Residential Investment Corp.	5,688	95,160
PennyMac Mortgage Investment Trust	4,136	71,925
Redwood Trust, Inc.	4,004	65,225
Starwood Property Trust, Inc.	5,936	128,930
Two Harbors Investment Corp.	17,129	172,660

		2,025,150

Multiline Retail — 0.1%
Aeon Co. M Bhd (Malaysia)	33,100	16,070
B&M European Value Retail SA (Luxembourg)	23,856	123,930
Big Lots, Inc.	694	37,178
Can Do Co. Ltd. (Japan)	2,100	33,649
Canadian Tire Corp. Ltd. (Canada) (Class A Stock)	1,700	211,643
Dollar General Corp.	4,031	326,713
Dollar Tree, Inc.*	3,029	262,978
Dollarama, Inc. (Canada)	300	32,826
Don Quijote Holdings Co. Ltd. (Japan)	2,300	85,950
El Puerto de Liverpool SAB de CV (Mexico) (Class C1 Stock)	22,050	178,083
Eslite Spectrum Corp. (The) (Taiwan)	1,000	4,567
Far Eastern Department Stores Ltd. (Taiwan)	139,000	69,903
Golden Eagle Retail Group Ltd. (China)	33,000	38,823
Grupo Sanborns SAB de CV (Mexico)	22,800	26,669
H2O Retailing Corp. (Japan)	4,500	80,222
Harvey Norman Holdings Ltd. (Australia)(a)	17,579	53,501
Hyundai Department Store Co. Ltd. (South Korea)	1,052	81,195
Isetan Mitsukoshi Holdings Ltd. (Japan)	18,900	197,356
Izumi Co. Ltd. (Japan)	1,400	71,788
J Front Retailing Co. Ltd. (Japan)	12,700	175,503
Kohl’s Corp.(a)	4,096	186,982
Lifestyle China Group Ltd. (Hong Kong)*	79,000	27,811
Lojas Americanas SA (Brazil)	700	3,492

A630

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Multiline Retail (cont’d.)
Lojas Renner SA (Brazil)	10,030	$114,008
Lotte Shopping Co. Ltd. (South Korea)	1,011	217,585
Macy’s, Inc.	6,380	139,212
Magazine Luiza SA (Brazil)	800	18,654
Maoye International Holdings Ltd. (China)	163,000	17,945
Marisa Lojas SA (Brazil)*	5,210	15,447
Matahari Department Store Tbk PT (Indonesia)	46,600	32,090
Mitra Adiperkasa Tbk PT (Indonesia)	22,400	11,642
Next PLC (United Kingdom)	1,867	131,593
Nordstrom, Inc.	1,666	78,552
Parkson Retail Group Ltd. (China)	191,500	32,360
Poya International Co. Ltd. (Taiwan)	2,030	24,234
Ripley Corp. SA (Chile)	74,599	71,067
Robinson PCL (Thailand)	26,600	51,509
Ryohin Keikaku Co. Ltd. (Japan)	300	88,380
SACI Falabella (Chile)	33,476	326,465
Stockmann OYJ Abp (Finland) (Class B Stock)*	4,409	31,266
Takashimaya Co. Ltd. (Japan)	18,000	168,603
Target Corp.	10,231	603,731

		4,501,175

Multi-Utilities — 0.2%
A2A SpA (Italy)	170,269	292,917
AGL Energy Ltd. (Australia)	8,536	156,477
Ameren Corp.	2,997	173,346
Atco Ltd. (Canada) (Class I Stock)	3,200	117,459
Avista Corp.	1,385	71,701
Black Hills Corp.	1,279	88,085
Canadian Utilities Ltd. (Canada) (Class A Stock)	3,600	111,801
CenterPoint Energy, Inc.	2,827	82,577
Centrica PLC (United Kingdom)	36,327	91,028
CMS Energy Corp.	7,065	327,250
Consolidated Edison, Inc.	4,125	332,805
Dominion Energy, Inc.	4,286	329,722
DTE Energy Co.	2,370	254,443
Engie SA (France)	50,102	850,923
Hera SpA (Italy)	26,146	82,199
Iren SpA (Italy)	42,076	112,907
National Grid PLC (United Kingdom)	40,777	505,211
NiSource, Inc.	4,217	107,913
NorthWestern Corp.	1,555	88,542
Public Service Enterprise Group, Inc.	8,071	373,284
Qatar Electricity & Water Co. QSC (Qatar)	1,209	58,035
REN - Redes Energeticas Nacionais SGPS SA (Portugal)	83,714	272,817
SCANA Corp.	2,988	144,888
Sempra Energy	2,579	294,341
Suez (France)	9,446	172,431
Unitil Corp.	1,234	61,034
Vectren Corp.	1,976	129,962
Veolia Environnement SA (France)	15,226	351,812
WEC Energy Group, Inc.	2,998	188,214
YTL Corp. Bhd (Malaysia)	364,500	117,400
YTL Power International Bhd (Malaysia)	370,365	120,166

		6,461,690

	Shares	Value
COMMON STOCKS (Continued)
Oil, Gas & Consumable Fuels — 1.5%
Aegean Marine Petroleum Network, Inc. (Greece)(a)	5,000	$24,749
Agritrade Resources Ltd. (Hong Kong)	105,000	27,018
AltaGas Ltd. (Canada)	2,900	66,797
Andeavor	1,426	147,092
Antero Resources Corp.*	5,083	101,152
Bangchak Corp. PCL (Thailand)	48,400	58,184
Blue Ridge Mountain Resources, Inc.*	23,523	230,525
BP PLC (United Kingdom), ADR	64,947	2,495,913
Cabot Oil & Gas Corp.	2,636	70,513
Caltex Australia Ltd. (Australia)	5,009	126,123
Chevron Corp.	48,997	5,757,148
China Petroleum & Chemical Corp. (China) (Class H Stock)	2,513,200	1,882,101
Cosan SA Industria e Comercio (Brazil)	3,000	34,214
Cosmo Energy Holdings Co. Ltd. (Japan)	4,200	96,344
Delta Dunia Makmur Tbk PT (Indonesia)*	209,900	14,103
DNO ASA (Norway)*	23,257	31,977
E1 Corp. (South Korea)	1,513	74,636
Enagas SA (Spain)	5,222	147,044
Enbridge, Inc. (Canada), (NYSE)	885	37,028
Enbridge, Inc. (Canada), (XTSE)	7,400	309,107
Energy Absolute PCL (Thailand)	68,700	78,945
Energy Earth PCL (Thailand)^	235,500	8,236
Eni SpA (Italy)	45,869	758,972
EQT Corp.	1,914	124,869
Esso Thailand PCL (Thailand)*	106,000	42,965
Exxon Mobil Corp.	45,724	3,748,454
Formosa Petrochemical Corp. (Taiwan)	74,000	255,013
GasLog Ltd. (Monaco)(a)	3,400	59,329
Gazprom Neft PJSC (Russia), ADR	3,676	72,489
Gazprom PJSC (Russia), ADR(a)	735,850	3,067,737
Grupa Lotos SA (Poland)	7,555	123,708
Gulfport Energy Corp.*	4,803	68,875
Hellenic Petroleum SA (Greece)	7,474	63,601
HollyFrontier Corp.(a)	61,381	2,207,874
Idemitsu Kosan Co. Ltd. (Japan)	25,900	731,712
Indo Tambangraya Megah Tbk PT (Indonesia)	19,800	29,768
Inner Mongolia Yitai Coal Co. Ltd. (China) (Class B Stock)	202,000	303,202
JXTG Holdings, Inc. (Japan)	312,300	1,609,152
Koninklijke Vopak NV (Netherlands)	1,751	76,789
Kunlun Energy Co. Ltd. (China)	254,000	248,095
LUKOIL PJSC (Russia), ADR	44,729	2,362,474
MIE Holdings Corp. (Hong Kong)*	234,000	21,568
MOL Hungarian Oil & Gas PLC (Hungary)	36,848	419,159
Motor Oil Hellas Corinth Refineries SA (Greece)	4,297	102,638
Neste OYJ (Finland)	2,307	100,749
NewOcean Energy Holdings Ltd. (Hong Kong)*	218,000	59,442
Novatek PJSC (Russia), GDR	4,328	507,485
Occidental Petroleum Corp.	6,807	437,077
OMV AG (Austria)	3,105	180,883
Parkland Fuel Corp. (Canada)	2,100	42,715
PetroChina Co. Ltd. (China) (Class H Stock)	1,626,000	1,030,352
Petron Corp. (Philippines)	247,700	51,101
Petronas Dagangan Bhd (Malaysia)	6,300	36,286

A631

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Oil, Gas & Consumable Fuels (cont’d.)
Peyto Exploration & Development Corp. (Canada)	2,100	$34,334
Phillips 66	21,589	1,977,768
Polski Koncern Naftowy ORLEN SA (Poland)	17,272	576,049
Qatar Gas Transport Co. Ltd. (Qatar)	21,005	91,080
QGEP Participacoes SA (Brazil)	9,300	22,992
Range Resources Corp.(a)	5,895	115,365
Repsol SA (Spain)	30,727	566,167
Royal Dutch Shell PLC (Netherlands) (Class A Stock), (XEQT)	103,658	3,134,512
Royal Dutch Shell PLC (Netherlands) (Class A Stock), (XLON)	4,201	126,575
Royal Dutch Shell PLC (Netherlands) (Class B Stock)	89,673	2,758,054
Semirara Mining & Power Corp. (Philippines)	34,200	31,440
Shanxi Guoxin Energy Corp. Ltd. (China) (Class B Stock)*	26,300	27,221
Ship Finance International Ltd. (Norway)(a)	2,230	32,335
Showa Shell Sekiyu KK (Japan)	10,400	119,689
SK Gas Ltd. (South Korea)	902	74,264
Snam SpA (Italy)	31,747	152,938
Star Petroleum Refining PCL (Thailand)	160,500	85,273
Statoil ASA (Norway)	66,000	1,325,127
Stealthgas, Inc. (Greece)*	7,500	24,825
Sugih Energy Tbk PT (Indonesia)*	660,500	2,452
Suncor Energy, Inc. (Canada)	8,500	297,900
Surgutneftegas OJSC (Russia), ADR(a)	162,740	825,092
Tethys Oil AB (Sweden)	7,682	58,797
Thai Oil PCL (Thailand)	66,900	185,692
TOTAL SA (France)	46,971	2,522,866
TransCanada Corp. (Canada)	4,400	217,470
Tupras Turkiye Petrol Rafinerileri A/S (Turkey)	3,317	113,206
Ultrapar Participacoes SA (Brazil)	6,300	150,381
United Tractors Tbk PT (Indonesia)	51,800	123,068
Valero Energy Corp.	32,700	2,515,611
Washington H Soul Pattinson & Co. Ltd. (Australia)	8,591	107,349
Whitehaven Coal Ltd. (Australia)*	151,963	440,584
World Fuel Services Corp.	1,498	50,797

		49,650,755

Paper & Forest Products — 0.1%
Canfor Corp. (Canada)*	8,900	167,194
Chung Hwa Pulp Corp. (Taiwan)	83,838	30,136
Clearwater Paper Corp.*	932	45,901
Duratex SA (Brazil)	9,290	27,836
Empresas CMPC SA (Chile)	112,672	296,586
Ence Energia y Celulosa SA (Spain)	97,802	509,049
Evergreen Fibreboard Bhd (Malaysia)	112,800	21,104
Fibria Celulose SA (Brazil)	9,100	123,147
Hokuetsu Kishu Paper Co. Ltd. (Japan)	15,000	93,713
Holmen AB (Sweden) (Class B Stock)	4,030	188,663
Indah Kiat Pulp & Paper Corp. Tbk PT (Indonesia)	270,600	84,180
Jaya Tiasa Holdings Bhd (Malaysia)	88,400	22,610

	Shares	Value
COMMON STOCKS (Continued)
Paper & Forest Products (cont’d.)
Lee & Man Paper Manufacturing Ltd. (Hong Kong)	121,000	$154,898
Long Chen Paper Co. Ltd. (Taiwan)	36,000	53,186
Mondi Ltd. (South Africa)	10,154	271,108
Nippon Paper Industries Co. Ltd. (Japan)	8,400	156,168
Oji Holdings Corp. (Japan)	39,000	210,380
Sappi Ltd. (South Africa)	25,209	171,415
Schweitzer-Mauduit International, Inc.	1,856	76,950
Semapa-Sociedade de Investimento e Gestao (Portugal)	11,285	216,260
Shandong Chenming Paper Holdings Ltd. (China) (Class B Stock)	40,100	73,459
Svenska Cellulosa AB SCA (Sweden) (Class B Stock)	98,940	838,611
Ta Ann Holdings Bhd (Malaysia)	28,880	25,306
YFY, Inc. (Taiwan)*	222,000	89,315

		3,947,175

Personal Products — 0.2%
Amorepacific Corp. (South Korea)	475	107,620
Beiersdorf AG (Germany)	1,346	144,813
Ci:z Holdings Co. Ltd. (Japan)	1,000	35,237
Edgewell Personal Care Co.*	1,365	99,331
EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret A/S (Turkey)	1,538	1,856
Estee Lauder Cos., Inc. (The) (Class A Stock)	3,139	338,510
Fancl Corp. (Japan)	2,600	56,148
Golden Throat Holdings Group Co. Ltd. (China), 144A	37,500	10,081
Grape King Bio Ltd. (Taiwan)	6,000	36,209
Hengan International Group Co. Ltd. (China)	35,000	323,941
Kao Corp. (Japan)	4,200	247,092
Karex Bhd (Malaysia)	30,400	10,871
Kobayashi Pharmaceutical Co. Ltd. (Japan)	600	33,966
LG Household & Health Care Ltd. (South Korea)	141	115,228
L’Oreal SA (France)	2,699	573,868
Mandom Corp. (Japan)	7,600	209,364
Microbio Co. Ltd. (Taiwan)*	47,886	33,320
Natura Cosmeticos SA (Brazil)	2,200	21,742
Pola Orbis Holdings, Inc. (Japan)	1,200	36,312
Shiseido Co. Ltd. (Japan)	4,300	172,038
TCI Co. Ltd. (Taiwan)	1,150	7,243
Unilever NV (United Kingdom), CVA	16,425	971,406
Unilever PLC (United Kingdom), ADR(a)	22,178	1,285,437

		4,871,633

Pharmaceuticals — 1.4%
Adcock Ingram Holdings Ltd. (South Africa)	385	1,720
Allergan PLC	7,192	1,474,000
Ascendis Health Ltd. (South Africa)	10,213	15,238
ASKA Pharmaceutical Co. Ltd. (Japan)	8,800	145,174
Aspen Pharmacare Holdings Ltd. (South Africa)	8,717	195,468
Astellas Pharma, Inc. (Japan)	38,700	492,327
AstraZeneca PLC (United Kingdom)	8,425	559,394

A632

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Pharmaceuticals (cont’d.)
AstraZeneca PLC (United Kingdom), ADR(a)	16,906	$572,775
Bayer AG (Germany)	29,642	4,045,107
Bristol-Myers Squibb Co.	48,505	3,091,709
Catalent, Inc.*	1,865	74,451
Center Laboratories, Inc. (Taiwan)*	12,410	19,173
China Animal Healthcare Ltd. (China)*^	24,000	31
China Chemical & Pharmaceutical Co. Ltd. (Taiwan)	40,000	23,546
China Medical System Holdings Ltd. (China)	59,000	103,021
China Resources Pharmaceutical Group Ltd. (China), 144A	118,500	140,775
China Shineway Pharmaceutical Group Ltd. (China)	29,000	25,801
Chugai Pharmaceutical Co. Ltd. (Japan)	2,200	91,304
Consun Pharmaceutical Group Ltd. (China)	65,000	54,752
CSPC Pharmaceutical Group Ltd. (China)	158,000	264,560
Daiichi Sankyo Co. Ltd. (Japan)	13,100	295,470
Daito Pharmaceutical Co. Ltd. (Japan)	2,680	69,283
Dawnrays Pharmaceutical Holdings Ltd. (Hong Kong)	48,000	27,651
Dechra Pharmaceuticals PLC (United Kingdom)	1,241	33,991
Eisai Co. Ltd. (Japan)	2,800	143,726
Eli Lilly & Co.	7,619	651,729
Formosa Laboratories, Inc. (Taiwan)	6,000	13,930
Genomma Lab Internacional SAB de CV (Mexico) (Class B Stock)*	22,100	28,107
GlaxoSmithKline PLC (United Kingdom), ADR	2,595	105,357
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd. (China) (Class H Stock)	8,000	20,892
H. Lundbeck A/S (Denmark)	1,308	75,473
Hanmi Science Co. Ltd. (South Korea)*	1,081	86,737
Hisamitsu Pharmaceutical Co., Inc. (Japan)	1,500	71,984
Hypermarcas SA (Brazil)	8,500	86,123
Impax Laboratories, Inc.*	1,286	26,106
Johnson & Johnson	24,545	3,191,095
Kalbe Farma Tbk PT (Indonesia)	357,000	44,131
Kissei Pharmaceutical Co. Ltd. (Japan)	2,300	62,035
KYORIN Holdings, Inc. (Japan)	3,500	70,451
Kyowa Hakko Kirin Co. Ltd. (Japan)	5,800	98,655
Livzon Pharmaceutical Group, Inc. (China) (Class H Stock)	4,940	28,584
Lotus Pharmaceutical Co. Ltd. (Taiwan)*	5,000	7,840
Luye Pharma Group Ltd. (China)	160,500	93,691
Medicines Co. (The)*	243	9,001
Mega Lifesciences PCL (Thailand)	27,100	30,729
Merck & Co., Inc.	68,192	4,366,334
Merck KGaA (Germany)	6,027	670,442
Mitsubishi Tanabe Pharma Corp. (Japan)	2,900	66,492
Mylan NV*	14,028	440,058
Nichi-iko Pharmaceutical Co. Ltd. (Japan)(a)	5,700	88,596
Nippon Shinyaku Co. Ltd. (Japan)	1,000	69,407
Novartis AG (Switzerland)	69,935	5,992,383
Novo Nordisk A/S (Denmark) (Class B Stock)	18,999	908,271
Oneness Biotech Co. Ltd. (Taiwan)*	12,000	9,557
Ono Pharmaceutical Co. Ltd. (Japan)	6,000	135,943

	Shares	Value
COMMON STOCKS (Continued)
Pharmaceuticals (cont’d.)
Orion OYJ (Finland) (Class B Stock)	1,390	$64,498
Otsuka Holdings Co. Ltd. (Japan)	10,000	397,334
Perrigo Co. PLC(a)	3,532	298,984
Pfizer, Inc.	72,753	2,597,282
Phytohealth Corp. (Taiwan)*	10,000	8,574
Prestige Brands Holdings, Inc.*	676	33,861
Recordati SpA (Italy)	1,952	89,975
Richter Gedeon Nyrt (Hungary)	8,568	212,797
Roche Holding AG (Switzerland)	18,886	4,824,803
Rohto Pharmaceutical Co. Ltd. (Japan)	10,800	243,674
Sanofi (France)	22,037	2,188,073
Santen Pharmaceutical Co. Ltd. (Japan)	4,400	69,329
Sawai Pharmaceutical Co. Ltd. (Japan)	3,900	221,617
ScinoPharm Taiwan Ltd. (Taiwan)	10,986	11,829
Shanghai Fudan-Zhangjiang Bio-Pharmaceutical Co. Ltd. (China) (Class H Stock)	27,000	13,791
Shionogi & Co. Ltd. (Japan)	4,000	218,654
Sihuan Pharmaceutical Holdings Group Ltd. (China)	475,000	172,692
Sino Biopharmaceutical Ltd. (Hong Kong)	177,000	187,160
Sinphar Pharmaceutical Co. Ltd. (Taiwan)	13,200	9,577
SSY Group Ltd. (Hong Kong)	136,000	62,154
Standard Chemical & Pharmaceutical Co. Ltd. (Taiwan)	8,000	8,600
Sumitomo Dainippon Pharma Co. Ltd. (Japan)	88,200	1,148,919
Synmosa Biopharma Corp. (Taiwan)	10,757	9,400
Taisho Pharmaceutical Holdings Co. Ltd. (Japan)	1,100	83,484
Takeda Pharmaceutical Co. Ltd. (Japan)	8,800	485,965
Tianjin ZhongXin Pharmaceutical Group Corp. Ltd. (China) (Class S Stock)	21,200	22,895
Tong Ren Tang Technologies Co. Ltd. (China) (Class H Stock)	59,000	75,453
Towa Pharmaceutical Co. Ltd. (Japan)	900	45,430
Tsumura & Co. (Japan)	2,300	82,782
TTY Biopharm Co. Ltd. (Taiwan)	8,000	23,427
TWi Pharmaceuticals, Inc. (Taiwan)*	3,000	6,777
UCB SA (Belgium)	2,696	191,916
Valeant Pharmaceuticals International, Inc.*	15,300	219,246
Vifor Pharma AG (Switzerland)	860	101,244
YiChang HEC ChangJiang Pharmaceutical Co. Ltd. (China) (Class H Stock), 144A	20,400	51,708
YungShin Global Holding Corp. (Taiwan)	15,400	20,289
Zoetis, Inc.	1,950	124,332

		44,139,105

Professional Services — 0.2%
51job, Inc. (China), ADR*	800	48,488
Adecco Group AG (Switzerland)	22,326	1,739,296
Advisory Board Co. (The)*	862	46,225
Amadeus Fire AG (Germany)	1,021	94,910
Bureau Veritas SA (France)	3,761	97,059
DKSH Holding AG (Switzerland)	902	76,707
Equifax, Inc.	1,030	109,170
Experian PLC (United Kingdom)	12,353	248,129
FTI Consulting, Inc.*	1,725	61,203
Huron Consulting Group, Inc.*	791	27,131

A633

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Professional Services (cont’d.)
IHS Markit Ltd.*	5,598	$246,760
Intertek Group PLC (United Kingdom)	2,654	177,178
Link And Motivation, Inc. (Japan)	4,100	24,625
McMillan Shakespeare Ltd. (Australia)	4,131	47,633
Meitec Corp. (Japan)	3,500	175,444
Nielsen Holdings PLC	4,508	186,857
Pagegroup PLC (United Kingdom)	96,253	642,812
Persol Holdings Co. Ltd. (Japan)	35,900	836,515
Recruit Holdings Co. Ltd. (Japan)	10,800	233,900
RELX NV (United Kingdom)	10,452	222,480
RELX PLC (United Kingdom)	11,955	262,242
RPX Corp.*	2,808	37,290
SGS SA (Switzerland)	37	88,760
Sporton International, Inc. (Taiwan)	3,049	15,283
Stantec, Inc. (Canada)	2,700	74,936
Synergie SA (France)	221	11,672
Teleperformance (France)	1,193	178,083
Verisk Analytics, Inc.*	1,228	102,157
Wolters Kluwer NV (Netherlands)	5,108	236,021
Zhaopin Ltd. (Australia), ADR*	2,300	41,860

		6,390,826

Real Estate Management & Development — 1.3%
Aeon Mall Co. Ltd. (Japan)	4,420	78,678
Agile Group Holdings Ltd. (China)	160,000	233,499
Aliansce Shopping Centers SA (Brazil)*	2,800	16,400
Allreal Holding AG (Switzerland)	840	147,207
Attacq Ltd. (South Africa)*	24,578	33,585
Azrieli Group Ltd. (Israel)	2,536	140,761
Bangkok Land PCL (Thailand)	1,467,900	79,327
Bayside Land Corp. (Israel)	101	46,409
Belle Corp. (Philippines)	272,900	20,199
BR Malls Participacoes SA (Brazil)	21,575	96,460
BR Properties SA (Brazil)	7,500	26,357
BUWOG AG (Austria)	2,736	82,006
C C Land Holdings Ltd. (Hong Kong)*	322,000	72,549
CA Immobilien Anlagen AG (Austria)	3,421	98,251
Carnival Group International Holdings Ltd. (Hong Kong)*	290,000	15,407
Castellum AB (Sweden)	117,584	1,846,219
Cathay Real Estate Development Co. Ltd. (Taiwan)	54,400	29,959
Central China Real Estate Ltd. (China)*	145,000	64,967
China Aoyuan Property Group Ltd. (China)	226,000	126,141
China Electronics Optics Valley Union Holding Co. Ltd. (China)	212,000	20,626
China Logistics Property Holdings Co. Ltd. (China)*	151,000	47,552
China Merchants Shekou Industrial Zone Holdings Co. Ltd. (China) (Class A Stock)	23,324	64,166
China Minsheng Drawin Technology Group Ltd. (Hong Kong)*	260,000	8,654
China SCE Property Holdings Ltd. (China)	257,000	125,348
China Vanke Co. Ltd. (China) (Class H Stock)	99,227	326,455
China Vast Industrial Urban Development Co. Ltd. (Hong Kong), 144A	42,000	20,754
Chong Hong Construction Co. Ltd. (Taiwan)	14,820	34,113
CIFI Holdings Group Co. Ltd. (China)	350,000	194,902

	Shares	Value
COMMON STOCKS (Continued)
Real Estate Management & Development (cont’d.)
City Developments Ltd. (Singapore)	182,600	$1,530,124
CK Asset Holdings Ltd. (Hong Kong)	457,000	3,799,193
Corp. Inmobiliaria Vesta SAB de CV (Mexico)	37,500	53,418
Country Garden Holdings Co. Ltd. (China)	492,000	782,252
Daibiru Corp. (Japan)	2,600	28,721
Daito Trust Construction Co. Ltd. (Japan)	1,100	200,400
Da-Li Development Co. Ltd. (Taiwan)	13,047	13,854
Deutsche EuroShop AG (Germany)	2,621	98,291
Deutsche Wohnen SE (Germany)	9,798	415,960
Deyaar Development PJSC (United Arab Emirates)*	1,170,627	157,461
Emaar Malls PJSC (United Arab Emirates)	165,871	105,233
Entra ASA (Norway), 144A	76,206	1,043,655
Etalon Group PLC (Russia), GDR	7,973	32,789
Fabege AB (Sweden)	10,577	216,867
Farglory Land Development Co. Ltd. (Taiwan)	43,000	48,496
First Capital Realty, Inc. (Canada)	5,400	85,171
Fullshare Holdings Ltd. (Hong Kong)*	375,000	163,219
Globe Trade Centre SA (Poland)	8,335	21,540
Glorious Property Holdings Ltd. (Hong Kong)*	576,000	64,151
Goldcrest Co. Ltd. (Japan)	2,800	66,422
Grainger PLC (United Kingdom)	58,226	209,240
Great Eagle Holdings Ltd. (Hong Kong)	22,000	115,899
Greattown Holdings Ltd. (China) (Class B Stock)	34,000	25,194
Grupo GICSA SA de CV (Mexico)*	29,200	19,194
Guorui Properties Ltd. (China)	100,000	34,180
Hang Lung Group Ltd. (Hong Kong)	47,000	168,768
Hanson International Tbk PT (Indonesia)*	2,093,800	19,432
Helbor Empreendimentos SA (Brazil)*	11,700	9,162
Hemfosa Fastigheter AB (Sweden)	3,237	41,155
Henderson Land Development Co. Ltd. (Hong Kong)	50,435	334,120
Highwealth Construction Corp. (Taiwan)	60,000	79,640
Hong Pu Real Estate Development Co. Ltd. (Taiwan)	40,000	27,767
Hongkong Land Holdings Ltd. (Hong Kong)	381,000	2,743,200
Hopefluent Group Holdings Ltd. (China)	74,000	37,798
Hopson Development Holdings Ltd. (China)	130,000	148,279
Huaku Development Co. Ltd. (Taiwan)	15,000	32,746
Huang Hsiang Construction Corp. (Taiwan)	9,000	8,281
Hung Sheng Construction Ltd. (Taiwan)	39,000	28,809
Hydoo International Holding Ltd. (China)*	398,000	40,250
Hysan Development Co. Ltd. (Hong Kong)	48,000	225,818
Iguatemi Empresa de Shopping Centers SA (Brazil)	1,500	18,518
IMMOFINANZ AG (Austria)	36,734	94,820
Inmobiliaria Colonial Socimi SA (Spain)	7,095	70,388
Intershop Holding AG (Switzerland)	414	205,215
Intiland Development Tbk PT (Indonesia)	350,200	10,712
IOI Properties Group Bhd (Malaysia)	241,500	115,531
Jiayuan International Group Ltd. (Hong Kong)*	68,000	46,572
Kawasan Industri Jababeka Tbk PT (Indonesia)	555,339	12,617
KEE TAI Properties Co. Ltd. (Taiwan)	96,000	31,816

A634

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Real Estate Management & Development (cont’d.)
Kerry Properties Ltd. (Hong Kong)	59,000	$244,335
Kuoyang Construction Co. Ltd. (Taiwan)	43,000	17,016
LAMDA Development SA (Greece)*	4,859	39,166
LBS Bina Group Bhd (Malaysia)	22,900	9,708
LendLease Group (Australia)	11,984	168,452
Leopalace21 Corp. (Japan)	62,100	432,771
Lippo Karawaci Tbk PT (Indonesia)	1,043,000	56,142
Liu Chong Hing Investment Ltd. (Hong Kong)	16,000	26,860
Logan Property Holdings Co. Ltd. (China)	150,000	154,770
Longfor Properties Co. Ltd. (China)	132,500	334,150
LPN Development PCL (Thailand)	71,700	26,689
LPS Brasil Consultoria de Imoveis SA (Brazil)*	2,700	6,053
LSR Group PJSC (Russia), GDR	5,240	15,188
LVGEM China Real Estate Investment Co. Ltd. (China)	200,000	57,863
Mah Sing Group Bhd (Malaysia)	127,800	45,097
Matrix Concepts Holdings Bhd (Malaysia)	48,375	24,745
Mingfa Group International Co. Ltd. (Hong Kong)*^	88,000	2,127
Mitsubishi Estate Co. Ltd. (Japan)	14,300	248,638
Mitsui Fudosan Co. Ltd. (Japan)	124,900	2,708,209
Mobimo Holding AG (Switzerland)	375	101,268
Modernland Realty Tbk PT (Indonesia)	681,200	14,768
Multiplan Empreendimentos Imobiliarios SA (Brazil)	2,500	58,073
Nam Tai Property, Inc. (China)	2,185	23,707
New World Development Co. Ltd. (Hong Kong)	285,000	409,353
Nexity SA (France)*	5,559	339,693
Parque Arauco SA (Chile)	33,700	92,162
Ping An Securities Group Holdings Ltd. (Hong Kong)*	1,980,000	23,066
Platinum Group PCL (The) (Thailand) (Class F Stock)	138,700	37,883
Powerlong Real Estate Holdings Ltd. (China)	331,000	168,644
PP Properti Tbk PT (Indonesia)	314,000	4,802
Prince Housing & Development Corp. (Taiwan)	212,000	78,651
Property Perfect PCL (Thailand)	965,700	24,637
PSP Swiss Property AG (Switzerland)	10,963	1,010,295
Puradelta Lestari Tbk PT (Indonesia)	194,000	2,881
Quality Houses PCL (Thailand)	472,600	39,137
Radium Life Tech Co. Ltd. (Taiwan)*	138,260	59,728
Red Star Macalline Group Corp. Ltd. (China) (Class H Stock), 144A	216,400	268,713
Redco Properties Group Ltd. (China), 144A	52,000	24,497
Robinsons Land Corp. (Philippines)	107,600	53,589
Ronshine China Holdings Ltd. (China)*	42,000	48,390
S IMMO AG (Austria)	4,294	75,944
SAMTY Co. Ltd. (Japan)	13,200	210,662
Sansiri PCL (Thailand)	564,600	38,627
Savills PLC (United Kingdom)	29,064	362,581
SC Asset Corp. PCL (Thailand)	293,900	30,170
Selvaag Bolig ASA (Norway)	11,770	50,300

	Shares	Value
COMMON STOCKS (Continued)
Real Estate Management & Development (cont’d.)
Shanghai Jinqiao Export Processing Zone Development Co. Ltd. (China) (Class B Stock)	13,000	$18,798
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. (China) (Class B Stock)	27,340	43,498
Shanghai Shibei Hi-Tech Co. Ltd. (China) (Class B Stock)	96,800	57,306
Shanghai SMI Holding Co. Ltd. (China) (Class A Stock)*	3,900	5,764
Shenzhen SEG Co. Ltd. (China) (Class B Stock)	34,400	18,275
Shining Building Business Co. Ltd. (Taiwan)*	26,250	8,700
Siam Future Development PCL (Thailand)	152,324	29,243
Sinyi Realty, Inc. (Taiwan)	16,497	17,599
SM Prime Holdings, Inc. (Philippines)	187,700	127,290
SOHO China Ltd. (China)	158,500	90,698
Sonae Sierra Brasil SA (Brazil)	2,400	21,710
SP Setia Bhd Group (Malaysia)	43,500	37,499
St. Joe Co. (The)*	3,082	58,096
Sumitomo Realty & Development Co. Ltd. (Japan)	75,000	2,269,148
Sun Frontier Fudousan Co. Ltd. (Japan)	8,200	88,666
Sun Hung Kai Properties Ltd. (Hong Kong)	176,000	2,867,084
Sunway Bhd (Malaysia)	181,699	79,177
Supalai PCL (Thailand)	60,100	41,839
Swire Pacific Ltd. (Hong Kong) (Class A Stock)	14,000	135,849
Swire Properties Ltd. (Hong Kong)	59,800	202,865
Swiss Prime Site AG (Switzerland)*	2,465	221,592
TAG Immobilien AG (Germany)	25,922	435,940
Taiwan Land Development Corp. (Taiwan)*	156,882	53,029
Takara Leben Co. Ltd. (Japan)	209,000	1,022,005
TICON Industrial Connection PCL (Thailand) (Class F Stock)	52,800	25,489
Times Property Holdings Ltd. (China)	123,000	126,281
Tosei Corp. (Japan)	15,900	139,708
United Development Co. QSC (Qatar)	37,682	153,874
UOA Development Bhd (Malaysia)	37,500	23,002
Vista Land & Lifescapes, Inc. (Philippines)	543,300	68,020
Vonovia SE (Germany)	104,789	4,462,285
WHA Corp. PCL (Thailand)	514,750	54,995
Wharf Holdings Ltd. (The) (Hong Kong)	79,000	706,748
Xinyuan Real Estate Co. Ltd. (China), ADR	8,100	46,008
Yanlord Land Group Ltd. (Singapore)	576,200	786,910
Yida China Holdings Ltd. (China)	172,000	51,744
Ying Li International Real Estate Ltd. (Singapore)*	342,600	35,360
Yuzhou Properties Co. Ltd. (China)	164,000	88,596
Zall Group Ltd. (China)*	92,000	64,069

		41,034,248

Road & Rail — 0.3%
Aurizon Holdings Ltd. (Australia)	21,704	83,421
Blue Bird Tbk PT (Indonesia)	45,600	16,521
BTS Group Holdings PCL (Thailand)	346,100	88,826
Canadian National Railway Co. (Canada)	9,200	762,249
CAR, Inc. (China)*	48,000	43,873

A635

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Road & Rail (cont’d.)
Central Japan Railway Co. (Japan)	5,100	$894,228
CJ Logistics Corp. (South Korea)*	343	48,964
ComfortDelGro Corp. Ltd. (Singapore)	44,000	67,470
Cosan Logistica SA (Brazil)*	6,900	19,499
Dazhong Transportation Group Co. Ltd. (China) (Class B Stock)	76,000	52,668
DSV A/S (Denmark)	3,038	229,819
East Japan Railway Co. (Japan)	8,300	766,012
Evergreen International Storage & Transport Corp. (Taiwan)	87,000	39,736
Firstgroup PLC (United Kingdom)*	70,490	110,514
Guangshen Railway Co. Ltd. (China) (Class H Stock)	114,000	66,839
Hamakyorex Co. Ltd. (Japan)	13,300	381,547
Hankyu Hanshin Holdings, Inc. (Japan)	5,100	193,530
Heartland Express, Inc.	2,036	51,063
Hitachi Transport System Ltd. (Japan)	2,700	62,482
Ichinen Holdings Co. Ltd. (Japan)	10,200	140,490
J.B. Hunt Transport Services, Inc.	865	96,084
JSL SA (Brazil)*	2,600	7,914
Kansas City Southern	1,920	208,666
Keikyu Corp. (Japan)	2,500	50,678
Keio Corp. (Japan)	3,400	140,200
Keisei Electric Railway Co. Ltd. (Japan)	7,000	193,779
Kintetsu Group Holdings Co. Ltd. (Japan)	3,100	115,294
Knight-Swift Transportation Holdings, Inc.*	1,054	43,794
Landstar System, Inc.	380	37,867
Localiza Rent a Car SA (Brazil)	1,995	36,434
MTR Corp. Ltd. (Hong Kong)	24,730	144,361
Nagoya Railroad Co. Ltd. (Japan)	3,400	73,212
Nankai Electric Railway Co. Ltd. (Japan)	2,600	64,327
National Express Group PLC (United Kingdom)	22,977	108,963
Nikkon Holdings Co. Ltd. (Japan)	13,700	338,891
Nippon Express Co. Ltd. (Japan)	3,000	195,423
Nobina AB (Sweden), 144A	24,412	142,601
Norfolk Southern Corp.	3,671	485,453
Odakyu Electric Railway Co. Ltd. (Japan)	4,500	85,381
Old Dominion Freight Line, Inc.	865	95,245
PKP Cargo SA (Poland)*	3,308	52,127
Ryder System, Inc.	20,173	1,705,627
Sankyu, Inc. (Japan)	8,600	364,118
Seino Holdings Co. Ltd. (Japan)	9,700	136,115
Senko Group Holdings Co. Ltd. (Japan)	19,000	135,450
Shanghai Jinjiang International Industrial Investment Co. Ltd. (China) (Class B Stock)	5,400	7,468
Tobu Railway Co. Ltd. (Japan)	6,000	164,763
Tokyu Corp. (Japan)	14,000	198,196
Union Pacific Corp.	8,906	1,032,829
Werner Enterprises, Inc.	2,409	88,049
West Japan Railway Co. (Japan)	4,200	291,956

		10,961,016

Semiconductors & Semiconductor Equipment — 1.0%
ams AG (Austria)*	1,167	84,601
Applied Materials, Inc.	39,917	2,079,277
Ardentec Corp. (Taiwan)	37,714	33,082
ASML Holding NV (Netherlands)	5,880	1,001,080

	Shares	Value
COMMON STOCKS (Continued)
Semiconductors & Semiconductor Equipment (cont’d.)
BE Semiconductor Industries NV (Netherlands)	8,516	$592,750
Broadcom Ltd.	8,624	2,091,665
Chen Full International Co. Ltd. (Taiwan)	15,000	21,963
China Soft Power Technology Holdings Ltd. (Hong Kong)*	546,000	11,603
ChipMOS TECHNOLOGIES, Inc. (Taiwan)	44,000	42,877
Cirrus Logic, Inc.*	1,374	73,262
Dialog Semiconductor PLC (United Kingdom)*	13,707	606,612
Disco Corp. (Japan)	800	162,737
Everlight Electronics Co. Ltd. (Taiwan)	60,000	94,776
Formosa Advanced Technologies Co. Ltd. (Taiwan)	25,000	28,031
Gigasolar Materials Corp. (Taiwan)	3,000	23,645
Global Lighting Technologies, Inc. (Taiwan)	24,000	34,507
Grand Plastic Technology Corp. (Taiwan)	1,000	6,249
Greatek Electronics, Inc. (Taiwan)	36,000	59,715
Hanergy Thin Film Power Group Ltd. (China)*^	148,000	—
Himax Technologies, Inc. (Taiwan), ADR(a)	4,700	51,371
Holtek Semiconductor, Inc. (Taiwan)	9,000	17,214
Hua Hong Semiconductor Ltd. (China), 144A	58,000	78,406
Intel Corp.	90,589	3,449,629
JA Solar Holdings Co. Ltd. (China), ADR*	9,400	71,628
King Yuan Electronics Co. Ltd. (Taiwan)	106,000	103,994
Kinsus Interconnect Technology Corp. (Taiwan)	27,000	63,484
KLA-Tencor Corp.	2,213	234,578
Kulicke & Soffa Industries, Inc. (Singapore)*	2,624	56,600
Land Mark Optoelectronics Corp. (Taiwan)	1,000	12,300
Lite-On Semiconductor Corp. (Taiwan)	27,000	32,009
Malaysian Pacific Industries Bhd (Malaysia)	7,900	25,033
Maxim Integrated Products, Inc.	41,111	1,961,406
Megachips Corp. (Japan)	2,900	95,099
Melexis NV (Belgium)	1,715	166,084
MKS Instruments, Inc.	1,457	137,614
Nanya Technology Corp. (Taiwan)	66,000	186,743
On-Bright Electronics, Inc. (Taiwan)	2,020	14,289
OptoTech Corp. (Taiwan)	59,000	42,123
Orient Semiconductor Electronics Ltd. (Taiwan)*	97,000	29,237
Phison Electronics Corp. (Taiwan)	8,000	94,974
Powertech Technology, Inc. (Taiwan)	53,000	152,757
QUALCOMM, Inc.	25,917	1,343,537
Rambus, Inc.*	2,364	31,559
Rohm Co. Ltd. (Japan)	18,900	1,621,785
Rudolph Technologies, Inc.*	2,597	68,301
SCREEN Holdings Co. Ltd. (Japan)	8,900	618,004
Semiconductor Manufacturing International Corp. (China)*	325,300	367,293
Shindengen Electric Manufacturing Co. Ltd. (Japan)	300	19,226
Shinko Electric Industries Co. Ltd. (Japan)	24,400	164,656
Sigurd Microelectronics Corp. (Taiwan)	31,000	25,711
Silergy Corp. (China)	6,000	137,515
Silicon Integrated Systems Corp. (Taiwan)*	91,000	22,477

A636

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Semiconductors & Semiconductor Equipment (cont’d.)
Silicon Motion Technology Corp. (Taiwan), ADR	2,500	$120,075
Siliconware Precision Industries Co. Ltd. (Taiwan)	140,000	223,915
Sitronix Technology Corp. (Taiwan)	14,000	40,628
SK Hynix, Inc. (South Korea)	22,271	1,611,967
Solartech Energy Corp. (Taiwan)*	51,000	22,200
Sonix Technology Co. Ltd. (Taiwan)	12,000	12,861
Spi Energy Co. Ltd.	67,000	7,771
STMicroelectronics NV (Switzerland), (CHI-X)	57,611	1,116,454
SUMCO Corp. (Japan)	15,300	241,403
Taiwan Semiconductor Co. Ltd. (Taiwan)	18,000	32,410
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan), ADR(a)	173,000	6,496,150
Taiwan Surface Mounting Technology Corp. (Taiwan)	49,000	41,771
Tokyo Electron Ltd. (Japan)	4,200	645,321
Tokyo Seimitsu Co. Ltd. (Japan)	8,800	312,283
Topco Scientific Co. Ltd. (Taiwan)	10,930	26,673
Tyntek Corp. (Taiwan)	37,000	16,167
Ulvac, Inc. (Japan)	2,500	157,555
United Microelectronics Corp. (Taiwan)	1,407,000	702,943
Vanguard International Semiconductor Corp. (Taiwan)	49,000	84,511
Visual Photonics Epitaxy Co. Ltd. (Taiwan)	6,750	13,423
Winbond Electronics Corp. (Taiwan)	222,000	193,273
Xilinx, Inc.	3,791	268,517
Xperi Corp.	1,015	25,680
Youngtek Electronics Corp. (Taiwan)	12,130	21,681

		30,980,700

Software — 0.7%
Activision Blizzard, Inc.	7,185	463,504
Adobe Systems, Inc.*	6,279	936,701
ANSYS, Inc.*	1,010	123,957
Asseco Poland SA (Poland)	12,244	155,323
AVEVA Group PLC (United Kingdom)*	2,373	77,428
BAIOO Family Interactive Ltd. (China), 144A	332,000	23,801
CA, Inc.	5,771	192,636
Cadence Design Systems, Inc.*	46,883	1,850,472
Capcom Co. Ltd. (Japan)	16,900	416,017
CD Projekt SA (Poland)	1,263	40,237
Changyou.com Ltd. (China), ADR*(a)	3,000	118,830
Check Point Software Technologies Ltd. (Israel)*	2,274	259,281
ComArch SA (Poland)	115	5,626
Cyberlink Corp. (Taiwan)	11,000	22,636
Dassault Systemes SE (France)	1,670	168,934
Dell Technologies, Inc. (Class V Stock)*	5,777	446,042
Electronic Arts, Inc.*	18,541	2,188,951
Feiyu Technology International Co. Ltd. (Hong Kong), 144A*	63,000	9,920
Forgame Holdings Ltd. (China)*	12,600	21,420
Fuji Soft, Inc. (Japan)	7,100	207,483
Gamania Digital Entertainment Co. Ltd. (Taiwan)*	8,000	20,288
Gemalto NV (Netherlands)	2,867	128,068

	Shares	Value
COMMON STOCKS (Continued)
Software (cont’d.)
IRESS Ltd. (Australia)	11,449	$102,289
Koei Tecmo Holdings Co. Ltd. (Japan)	2,000	42,060
Konami Holdings Corp. (Japan)	32,700	1,574,148
Linx SA (Brazil)	1,900	11,848
Logo Yazilim Sanayi Ve Ticaret A/S (Turkey)*	1,842	28,072
Micro Focus International PLC (United Kingdom)*	4,763	152,348
Microsoft Corp.	64,676	4,817,715
National Agricultural Holdings Ltd. (China)*^	100,000	10,799
NSD Co. Ltd. (Japan)	4,700	87,280
Open Text Corp. (Canada)	5,200	167,784
Oracle Corp.	41,717	2,017,017
Red Hat, Inc.*	3,146	348,766
Sage Group PLC (The) (United Kingdom)	19,794	185,270
SAP SE (Germany)	13,870	1,519,454
Shanghai Baosight Software Co. Ltd. (China) (Class B Stock)	13,500	20,736
SimCorp A/S (Denmark)	1,192	72,793
Software AG (Germany)	11,333	553,627
Square Enix Holdings Co. Ltd. (Japan)	2,300	86,461
SS&C Technologies Holdings, Inc.	2,854	114,588
Symantec Corp.	8,815	289,220
Synopsys, Inc.*	2,001	161,141
Take-Two Interactive Software, Inc.*	1,015	103,763
TOTVS SA (Brazil)	3,686	36,707
Trend Micro, Inc. (Japan)	2,000	98,467
Ubisoft Entertainment SA (France)*	4,232	291,136
Verint Systems, Inc.*	2,244	93,911
VMware, Inc. (Class A Stock)*(a)	2,274	248,298
Zynga, Inc. (Class A Stock)*	13,437	50,792

		21,164,045

Specialty Retail — 0.4%
Aaron’s, Inc.	2,184	95,288
Ace Hardware Indonesia Tbk PT (Indonesia)	145,500	13,125
Adastria Co. Ltd. (Japan)	1,580	35,665
Advance Auto Parts, Inc.	778	77,178
Alpen Co. Ltd. (Japan)	9,200	179,219
American Eagle Outfitters, Inc.(a)	2,918	41,727
AOKI Holdings, Inc. (Japan)	2,600	34,104
Aoyama Trading Co. Ltd. (Japan)	2,500	89,425
Autobacs Seven Co. Ltd. (Japan)	3,700	59,976
AutoNation, Inc.*(a)	1,616	76,695
Beauty Community PCL (Thailand)	29,600	14,216
Bed Bath & Beyond, Inc.(a)	3,312	77,733
Best Buy Co., Inc.	3,874	220,663
Bic Camera, Inc. (Japan)	5,600	62,258
Buckle, Inc. (The)	852	14,356
Cashbuild Ltd. (South Africa)	1,238	35,205
Cato Corp. (The) (Class A Stock)	1,044	13,812
Chico’s FAS, Inc.	3,436	30,752
Children’s Place, Inc. (The)(a)	397	46,906
China Rundong Auto Group Ltd. (China), 144A*	39,000	16,276
China Yongda Automobiles Services Holdings Ltd. (China)	65,500	88,378
Chiyoda Co. Ltd. (Japan)	2,400	60,083

A637

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Specialty Retail (cont’d.)
Cia Hering (Brazil)	4,900	$43,846
DCM Holdings Co. Ltd. (Japan)	8,300	74,945
Dick’s Sporting Goods, Inc.	2,021	54,587
DNA 2002 PCL (Thailand)*	136,400	5,107
DSW, Inc. (Class A Stock)(a)	2,050	44,034
EDION Corp. (Japan)	3,600	33,766
Fast Retailing Co. Ltd. (Japan)	500	147,478
FF Group (Greece)*	5,144	111,805
Fielmann AG (Germany)	1,266	109,692
Finish Line, Inc. (The) (Class A Stock)	1,069	12,860
Foot Locker, Inc.	3,323	117,036
GameStop Corp. (Class A Stock)(a)	3,168	65,451
Gap, Inc. (The)	3,701	109,291
Geo Holdings Corp. (Japan)	6,700	96,756
Giordano International Ltd. (Hong Kong)	66,000	39,626
Grand Baoxin Auto Group Ltd. (China)*	151,000	86,793
Haverty Furniture Cos., Inc.	1,125	29,419
Hengdeli Holdings Ltd. (Hong Kong)	324,000	17,628
Hennes & Mauritz AB (Sweden) (Class B Stock)	12,639	327,423
Holdsport Ltd. (South Africa)	1,931	9,528
Home Depot, Inc. (The)	3,309	541,220
Home Product Center PCL (Thailand)	115,848	42,452
Honeys Holdings Co. Ltd. (Japan)	3,070	35,413
Industria de Diseno Textil SA (Spain)	8,980	338,408
JB Hi-Fi Ltd. (Australia)	4,047	72,759
JD Sports Fashion PLC (United Kingdom)	118,956	596,406
JUMBO SA (Greece)	6,514	107,707
Kingfisher PLC (United Kingdom)	74,683	298,724
Kohnan Shoji Co. Ltd. (Japan)	15,300	287,387
Komeri Co. Ltd. (Japan)	1,800	51,828
K’s Holdings Corp. (Japan)	31,300	693,282
Lewis Group Ltd. (South Africa)	10,432	23,116
Lowe’s Cos., Inc.	35,650	2,849,861
M.Video PJSC (Russia)*	6,710	48,506
Monro, Inc.	631	35,368
Murphy USA, Inc.*	899	62,031
Nitori Holdings Co. Ltd. (Japan)	900	128,691
Office Depot, Inc.	19,492	88,494
O’Reilly Automotive, Inc.*	1,261	271,582
Pou Sheng International Holdings Ltd. (Hong Kong)	283,000	51,806
PTG Energy PCL (Thailand)	26,100	17,862
Rent-A-Center, Inc.(a)	2,167	24,877
Ross Stores, Inc.	3,446	222,508
Sanrio Co. Ltd. (Japan)	1,500	28,460
Senao International Co. Ltd. (Taiwan)	12,000	20,419
Shimamura Co. Ltd. (Japan)	600	71,984
Siam Global House PCL (Thailand)	61,519	29,742
Signet Jewelers Ltd.(a)	2,344	155,993
Super Group Ltd. (South Africa)*	22,070	70,096
Super Retail Group Ltd. (Australia)	9,037	57,205
Symphony Holdings Ltd. (Hong Kong)	330,000	33,796
Tiphone Mobile Indonesia Tbk PT (Indonesia)	84,700	7,043
TJX Cos., Inc. (The)	5,785	426,528
Tractor Supply Co.	1,276	80,758
Tsann Kuen Enterprise Co. Ltd. (Taiwan)	25,000	19,786
Ulta Beauty, Inc.*	393	88,842

	Shares	Value
COMMON STOCKS (Continued)
Specialty Retail (cont’d.)
Urban Outfitters, Inc.*	2,065	$49,354
USS Co. Ltd. (Japan)	2,900	58,503
Valora Holding AG (Switzerland)	329	115,176
Via Varejo SA (Brazil), UTS	3,900	28,371
WH Smith PLC (United Kingdom)	5,558	150,518
Williams-Sonoma, Inc.(a)	1,317	65,666
Xebio Holdings Co. Ltd. (Japan)	2,400	46,987
Yamada Denki Co. Ltd. (Japan)	323,700	1,769,958
Yellow Hat Ltd. (Japan)	1,900	53,864

		13,239,448

Technology Hardware, Storage & Peripherals — 0.8%
Advantech Co. Ltd. (Taiwan)	10,555	75,184
Apple, Inc.	73,983	11,402,264
Asia Vital Components Co. Ltd. (Taiwan)	53,000	44,743
Asustek Computer, Inc. (Taiwan)	80,000	658,225
Aten International Co. Ltd. (Taiwan)	8,000	20,525
AURAS Technology Co. Ltd. (Taiwan)	6,000	16,383
Axiomtek Co. Ltd. (Taiwan)	5,000	8,310
BOE Technology Group Co. Ltd. (China) (Class B Stock)	98,600	46,829
Cal-Comp Electronics Thailand PCL (Thailand) (Class F Stock)	329,654	34,841
Canon, Inc. (Japan)	26,800	915,761
Chicony Electronics Co. Ltd. (Taiwan)	37,566	89,195
CMC Magnetics Corp. (Taiwan)*	429,852	59,820
Compal Electronics, Inc. (Taiwan)	474,000	336,852
Darfon Electronics Corp. (Taiwan)	31,000	26,631
DFI, Inc. (Taiwan)	7,000	14,820
Eizo Corp. (Japan)	6,200	245,382
Elitegroup Computer Systems Co. Ltd. (Taiwan)*	59,216	44,914
FUJIFILM Holdings Corp. (Japan)	16,500	640,351
Getac Technology Corp. (Taiwan)	30,000	41,551
Gigabyte Technology Co. Ltd. (Taiwan)	56,000	70,637
HP, Inc.	6,102	121,796
Ibase Technology, Inc. (Taiwan)	10,355	17,962
IEI Integration Corp. (Taiwan)*	15,660	22,077
Infortrend Technology, Inc. (Taiwan)	33,000	15,399
Inventec Corp. (Taiwan)	276,000	203,878
Jess-Link Products Co. Ltd. (Taiwan)	11,000	11,336
Legend Holdings Corp. (China) (Class H Stock), 144A	81,800	203,777
Lenovo Group Ltd. (China)	646,000	356,426
Lite-On Technology Corp. (Taiwan)	204,261	291,667
Maxell Holdings Ltd. (Japan)	80,900	1,817,691
Meitu, Inc. (China), 144A*	28,500	40,497
Melco Holdings, Inc. (Japan)	2,700	85,781
Neopost SA (France)	7,755	301,438
NetApp, Inc.	4,601	201,340
Netronix, Inc. (Taiwan)	2,000	3,799
Primax Electronics Ltd. (Taiwan)	32,000	79,145
Qisda Corp. (Taiwan)	188,000	132,674
Quanta Computer, Inc. (Taiwan)	189,000	435,042
Ricoh Co. Ltd. (Japan)	39,700	385,975
Riso Kagaku Corp. (Japan)	4,200	76,404
Ritek Corp. (Taiwan)*	369,398	62,492
Roland DG Corp. (Japan)	3,500	89,790

A638

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Technology Hardware, Storage & Peripherals (cont’d.)
Samsung Electronics Co. Ltd. (South Korea)	2,850	$6,380,058
Sunrex Technology Corp. (Taiwan)	45,612	27,300
Transcend Information, Inc. (Taiwan)	15,000	42,392
TSC Auto ID Technology Co. Ltd. (Taiwan)	1,000	7,898
Western Digital Corp.	2,816	243,302
Wistron Corp. (Taiwan)	253,000	202,323

		26,652,877

Textiles, Apparel & Luxury Goods — 0.2%
361 Degrees International Ltd. (China)	99,000	43,470
adidas AG (Germany)	1,721	389,315
Aksa Akrilik Kimya Sanayii A/S (Turkey)	3,987	13,316
ANTA Sports Products Ltd. (China)	34,000	142,980
Asics Corp. (Japan)	3,200	47,662
Best Pacific International Holdings Ltd. (China)	32,000	18,024
Bijou Brigitte AG (Germany)	651	41,210
Bosideng International Holdings Ltd. (Hong Kong)	698,000	64,335
Brunello Cucinelli SpA (Italy)(a)	2,715	84,200
C.Banner International Holdings Ltd. (China)*	58,000	20,418
Carter’s, Inc.	1,099	108,526
CCC SA (Poland)	78	5,900
China Dongxiang Group Co. Ltd. (China)	624,000	108,638
China Lilang Ltd. (China)	52,000	43,336
Citychamp Watch & Jewellery Group Ltd. (Hong Kong)	136,000	31,512
Coach, Inc.	3,379	136,106
Cosmo Lady China Holdings Co. Ltd. (China), 144A	101,000	39,694
De Licacy Industrial Co. Ltd. (Taiwan)	33,606	28,260
Deckers Outdoor Corp.*	695	47,545
Everest Textile Co. Ltd. (Taiwan)	23,920	11,911
Feng TAY Enterprise Co. Ltd. (Taiwan)	13,896	63,239
Fila Korea Ltd. (South Korea)	1,183	70,752
Formosa Taffeta Co. Ltd. (Taiwan)	133,000	133,772
Forus SA (Chile)	3	13
Fuguiniao Co. Ltd. (China) (Class H Stock)*^	50,000	3,200
Fujibo Holdings, Inc. (Japan)	1,800	62,159
Gildan Activewear, Inc. (Canada)	6,300	196,864
Guararapes Confeccoes SA (Brazil)	700	32,874
Gunze Ltd. (Japan)	2,400	109,629
Handsome Co. Ltd. (South Korea)	1,910	51,613
Hanesbrands, Inc.(a)	7,912	194,952
Hansae Co. Ltd. (South Korea)	1,986	42,135
Hermes International (France)	294	148,216
Jinli Group Holdings Ltd. (Taiwan)	34,000	30,273
Kering (France)	966	384,813
Kwong Fong Industries Corp. (Taiwan)	21,852	15,637
Lao Feng Xiang Co. Ltd. (China) (Class B Stock)	9,600	37,094
Lealea Enterprise Co. Ltd. (Taiwan)*	116,258	39,297
LF Corp. (South Korea)	3,906	87,474
Li Ning Co. Ltd. (China)*	116,291	103,613
Li Peng Enterprise Co. Ltd. (Taiwan)*	129,650	35,615
Lululemon Athletica, Inc.*	855	53,224

	Shares	Value
COMMON STOCKS (Continued)
Textiles, Apparel & Luxury Goods (cont’d.)
Luthai Textile Co. Ltd. (China) (Class B Stock)	23,800	$26,872
Luxottica Group SpA (Italy)	1,438	80,372
LVMH Moet Hennessy Louis Vuitton SE (France)	3,133	864,435
Makalot Industrial Co. Ltd. (Taiwan)	9,731	42,519
MC Group PCL (Thailand)	30,600	14,030
Michael Kors Holdings Ltd.*	4,419	211,449
Nan Liu Enterprise Co. Ltd. (Taiwan)	2,000	10,289
NIKE, Inc. (Class B Stock)	14,477	750,632
Onward Holdings Co. Ltd. (Japan)	11,000	83,581
Paiho Shih Holdings Corp. (Taiwan)	6,480	14,104
Pan Brothers Tbk PT (Indonesia)	461,700	17,654
Pandora A/S (Denmark)	1,650	162,871
Pegas Nonwovens SA (Czech Republic)	858	35,908
Pou Chen Corp. (Taiwan)	299,000	375,180
PRADA SpA (Italy)	17,500	60,935
Puma SE (Germany)	269	104,694
Ralph Lauren Corp.	1,616	142,677
Restoque Comercio e Confeccoes de Roupas SA (Brazil)*	900	11,537
Roo Hsing Co. Ltd. (Taiwan)*	27,000	17,986
Safilo Group SpA (Italy)*	2,483	16,595
Samsonite International SA	32,400	138,947
Sanyo Shokai Ltd. (Japan)	1,500	22,875
Shanghai Haixin Group Co. (China) (Class B Stock)	33,400	23,347
Shenzhou International Group Holdings Ltd. (China)	32,000	250,704
Sri Rejeki Isman Tbk PT (Indonesia)	667,800	17,254
Tainan Enterprises Co. Ltd. (Taiwan)	17,000	13,539
Tainan Spinning Co. Ltd. (Taiwan)	199,143	88,000
Texwinca Holdings Ltd. (Hong Kong)	48,000	28,819
Toung Loong Textile Manufacturing (Taiwan)	5,000	13,554
TSI Holdings Co. Ltd. (Japan)	7,800	61,970
Unitika Ltd. (Japan)*	6,500	51,191
VF Corp.(a)	2,599	165,218
Victory City International Holdings Ltd. (Hong Kong)*	818,000	21,048
Wacoal Holdings Corp. (Japan)	4,000	114,108
Xtep International Holdings Ltd. (China)	118,000	40,634
Yondoshi Holdings, Inc. (Japan)	1,400	39,813
Youngone Corp. (South Korea)	1,621	46,138
Yue Yuen Industrial Holdings Ltd. (Hong Kong)	35,000	133,071
Zig Sheng Industrial Co. Ltd. (Taiwan)	124,000	39,706

		7,677,072

Thrifts & Mortgage Finance — 0.1%
Aareal Bank AG (Germany)	12,719	539,176
Amlak Finance PJSC (United Arab Emirates)*	359,608	103,791
Astoria Financial Corp.	4,585	98,578
Capitol Federal Financial, Inc.	6,201	91,155
Deutsche Pfandbriefbank AG (Germany), 144A	49,294	738,606
Genworth MI Canada, Inc. (Canada)	3,200	94,968
Kearny Financial Corp.	7,594	116,568
Malaysia Building Society Bhd (Malaysia)	70,400	18,840

A639

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Thrifts & Mortgage Finance (cont’d.)
New York Community Bancorp, Inc.	11,148	$143,698
Northwest Bancshares, Inc.	4,163	71,895
OneSavings Bank PLC (United Kingdom)	28,936	156,557
Oritani Financial Corp.(a)	3,902	65,554
Paragon Banking Group PLC (United Kingdom)	39,743	234,099
Provident Financial Services, Inc.	3,372	89,931
Walker & Dunlop, Inc.*	1,342	70,227
Washington Federal, Inc.	4,253	143,113

		2,776,756

Tobacco — 0.1%
Altria Group, Inc.	17,522	1,111,245
British American Tobacco Malaysia Bhd (Malaysia)	1,200	12,431
British American Tobacco PLC (United Kingdom)	8,556	535,646
British American Tobacco PLC (United Kingdom), ADR	5,070	316,622
Gudang Garam Tbk PT (Indonesia)	17,100	83,538
Hanjaya Mandala Sampoerna Tbk PT (Indonesia)	100,300	28,744
Imperial Brands PLC (United Kingdom)	9,027	385,142
Japan Tobacco, Inc. (Japan)	16,600	544,064
KT&G Corp. (South Korea)	2,946	271,361
Universal Corp.	1,341	76,839

		3,365,632

Trading Companies & Distributors — 0.2%
AKR Corporindo Tbk PT (Indonesia)	34,200	18,028
BayWa AG (Germany)	2,600	103,527
Beacon Roofing Supply, Inc.*	1,412	72,365
BEP International Holdings Ltd. (Hong Kong)	120,000	2,504
Bergman & Beving AB (Sweden)	9,368	125,665
Brenntag AG (Germany)	3,511	195,510
Bunzl PLC (United Kingdom)	6,667	202,528
China Aircraft Leasing Group Holdings Ltd. (China)	33,500	34,737
Daiichi Jitsugyo Co. Ltd. (Japan)	1,600	46,400
Fastenal Co.(a)	2,390	108,936
Ferguson PLC (Switzerland)	2,837	186,125
Ferreycorp SAA (Peru)	122,136	79,693
Fly Leasing Ltd. (Ireland), ADR*	2,864	40,153
Greater China Financial Holdings Ltd. (Hong Kong)*	540,000	15,346
Hudaco Industries Ltd. (South Africa)	991	9,289
Inaba Denki Sangyo Co. Ltd. (Japan)	5,200	215,810
Inabata & Co. Ltd. (Japan)	5,300	70,651
Invicta Holdings Ltd. (South Africa)	2,184	8,066
Iwatani Corp. (Japan)	3,000	91,313
Kamei Corp. (Japan)	9,600	157,315
Kanematsu Corp. (Japan)	1,800	22,997
Kuroda Electric Co. Ltd. (Japan)	2,500	43,590
Lumax International Corp. Ltd. (Taiwan)	8,100	15,519
Marubeni Corp. (Japan)	36,300	247,914
MISUMI Group, Inc. (Japan)	4,700	123,760
Mitsui & Co. Ltd. (Japan)	62,000	916,294

	Shares	Value
COMMON STOCKS (Continued)
Trading Companies & Distributors (cont’d.)
MSC Industrial Direct Co., Inc. (Class A Stock)	858	$64,839
Nagase & Co. Ltd. (Japan)	14,000	234,526
Nishio Rent All Co. Ltd. (Japan)	2,100	69,891
Shanghai Dasheng Agricultural Finance Technology Co. Ltd. (China) (Class H Stock)	200,000	15,874
Shanghai Waigaoqiao Free Trade Zone Group Co. Ltd. (China) (Class B Stock)	15,500	24,397
Solar A/S (Denmark) (Class B Stock)	889	54,148
Sumitomo Corp. (Japan)	46,700	671,708
Tomoe Engineering Co. Ltd. (Japan)	2,200	42,289
Toromont Industries Ltd. (Canada)	2,000	91,717
Toyota Tsusho Corp. (Japan)	3,400	111,646
Trencor Ltd. (South Africa)	13,094	36,752
W.W. Grainger, Inc.	574	103,177
Wakita & Co. Ltd. (Japan)	5,300	64,010
Watsco, Inc.	569	91,649

		4,830,658

Transportation Infrastructure — 0.2%
Abertis Infraestructuras SA (Spain)	3,975	80,336
Aena SME SA (Spain), 144A	1,283	231,625
Aeroports de Paris (France)	954	154,246
Airports of Thailand PCL (Thailand)	118,400	209,822
Anhui Expressway Co. Ltd. (China) (Class H Stock)	14,000	10,664
ASTM SpA (Italy)	11,796	306,148
Atlantia SpA (Italy)	6,978	220,284
Auckland International Airport Ltd. (New Zealand)	20,607	95,856
Bangkok Expressway & Metro PCL (Thailand)	228,600	55,260
BBA Aviation PLC (United Kingdom)	30,002	119,965
Beijing Capital International Airport Co. Ltd. (China) (Class H Stock)	194,000	289,078
China Merchants Port Holdings Co. Ltd. (China)	92,000	283,834
COSCO Shipping International Hong Kong Co. Ltd. (China)	100,000	42,501
COSCO Shipping Ports Ltd. (China)	234,000	260,313
EcoRodovias Infraestrutura e Logistica SA (Brazil)	5,200	18,766
Enav SpA (Italy), 144A	100,227	459,395
Flughafen Wien AG (Austria)	2,252	87,834
Flughafen Zurich AG (Switzerland)	2,543	575,444
Fraport AG Frankfurt Airport Services Worldwide (Germany)	1,090	103,499
Grupo Aeroportuario del Centro Norte SAB de CV (Mexico)	6,900	38,168
Grupo Aeroportuario del Pacifico SAB de CV (Mexico) (Class B Stock)	9,200	94,223
Grupo Aeroportuario del Sureste SAB de CV (Mexico), ADR	472	90,067
Guangdong Provincial Expressway
Development Co. Ltd. (China) (Class B Stock)	72,600	65,986
Hamburger Hafen und Logistik AG (Germany)	9,291	292,864

A640

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Transportation Infrastructure (cont’d.)
HNA Infrastructure Co. Ltd. (China) (Class H Stock)	34,000	$32,209
Hopewell Highway Infrastructure Ltd. (Hong Kong)	5,050	3,122
Hutchison Port Holdings Trust (Hong Kong), UTS	230,000	98,899
Jasa Marga Persero Tbk PT (Indonesia)	58,100	24,156
Jiangsu Expressway Co. Ltd. (China) (Class H Stock)	74,000	113,298
Jinzhou Port Co. Ltd. (China) (Class B Stock)	45,900	24,281
Kamigumi Co. Ltd. (Japan)	2,500	57,876
Lingkaran Trans Kota Holdings Bhd (Malaysia)	4,800	6,593
Macquarie Infrastructure Corp.	926	66,839
Mitsubishi Logistics Corp. (Japan)	4,000	99,498
Nissin Corp. (Japan)	5,800	150,528
Promotora y Operadora de Infraestructura SAB de CV (Mexico)	5,675	59,916
Promotora y Operadora de Infraestructura SAB de CV (Mexico) (Class L Stock)	1,700	13,537
Prumo Logistica SA (Brazil)*	5,860	20,408
Qingdao Port International Co. Ltd. (China) (Class H Stock), 144A	212,000	135,153
Qinhuangdao Port Co. Ltd. (China) (Class H Stock)*	188,500	64,429
Santos Brasil Participacoes SA (Brazil)*	10,500	11,603
SATS Ltd. (Singapore)	18,100	61,514
Shenzhen Chiwan Wharf Holdings Ltd. (China) (Class B Stock)	9,300	15,870
Shenzhen Expressway Co. Ltd. (China) (Class H Stock)	52,000	50,458
Shenzhen International Holdings Ltd. (China)	45,000	84,567
Sociedad Matriz SAAM SA (Chile)	513,004	54,502
Societa Iniziative Autostradali e Servizi SpA (Italy)	21,096	336,956
TAV Havalimanlari Holding A/S (Turkey)	5,250	26,007
Transurban Group (Australia)	9,774	91,081
Westports Holdings Bhd (Malaysia)	21,300	19,219
Yuexiu Transport Infrastructure Ltd. (China)	48,000	36,069
Zhejiang Expressway Co. Ltd. (China) (Class H Stock)	290,000	360,477

		6,305,243

Water Utilities — 0.1%
Aguas Andinas SA (Chile) (Class A Stock)	37,613	23,931
American States Water Co.	1,972	97,121
American Water Works Co., Inc.	2,321	187,792
Aqua America, Inc.	3,148	104,482
Athens Water Supply & Sewage Co. SA (Greece)	4,519	32,847
California Water Service Group	3,018	115,137
China Water Affairs Group Ltd. (Hong Kong)	112,000	79,431
Cia de Saneamento Basico do Estado de Sao Paulo (Brazil), ADR	15,200	158,992
Cia de Saneamento de Minas Gerais-COPASA (Brazil)	3,500	47,331
CT Environmental Group Ltd. (China)	198,000	28,389

	Shares	Value
COMMON STOCKS (Continued)
Water Utilities (cont’d.)
Guangdong Investment Ltd. (China)	196,000	$279,513
Inversiones Aguas Metropolitanas SA (Chile)	24,639	43,688
Manila Water Co., Inc. (Philippines)	71,500	43,421
Pennon Group PLC (United Kingdom)	11,776	125,765
Severn Trent PLC (United Kingdom)	3,885	113,123
SIIC Environment Holdings Ltd. (Singapore)	123,020	48,521
Taliworks Corp. Bhd (Malaysia)	27,800	8,888
TTW PCL (Thailand)	128,100	41,501
United Utilities Group PLC (United Kingdom)	13,521	154,819

		1,734,692

Wireless Telecommunication Services — 0.4%
Advanced Info Service PCL (Thailand)	24,300	139,243
America Movil SAB de CV (Mexico) (Class L Stock), ADR	26,470	469,843
Axiata Group Bhd (Malaysia)	194,800	241,741
China Mobile Ltd. (China)	511,500	5,182,706
DiGi.Com Bhd (Malaysia)	7,600	8,819
Empresa Nacional de Telecomunicaciones SA (Chile)	7,443	76,980
Far EasTone Telecommunications Co. Ltd. (Taiwan)	52,000	123,638
Freenet AG (Germany)	3,809	127,357
KDDI Corp. (Japan)	60,800	1,602,982
Maxis Bhd (Malaysia)	33,200	45,603
MegaFon PJSC (Russia), GDR	6,186	71,101
Millicom International Cellular SA (Luxembourg), SDR	2,074	136,868
NTT DOCOMO, Inc. (Japan)	28,800	657,902
Orange Belgium SA (Belgium)	4,389	101,538
Rogers Communications, Inc. (Canada) (Class B Stock)	4,900	252,668
SK Telecom Co. Ltd. (South Korea)	1,429	318,152
SmarTone Telecommunications Holdings Ltd. (Hong Kong)	38,449	46,120
Taiwan Mobile Co. Ltd. (Taiwan)	47,000	167,392
Tele2 AB (Sweden) (Class B Stock)	8,745	100,067
TIM Participacoes SA (Brazil), ADR	4,560	83,357
T-Mobile US, Inc.*	2,591	159,761
Turkcell Iletisim Hizmetleri A/S (Turkey)	35,954	128,056
Vodacom Group Ltd. (South Africa)	9,533	113,463
Vodafone Group PLC (United Kingdom), ADR	67,073	1,908,898

		12,264,255

TOTAL COMMON STOCKS (cost $971,266,001)		1,084,530,312

PREFERRED STOCKS — 0.2%
Automobiles — 0.0%
Hyundai Motor Co. (South Korea) (2nd PRFC)	2,116	189,366

Banks — 0.1%
Banco ABC Brasil SA (Brazil) (PRFC)	6,300	34,830
Banco Davivienda SA (Colombia) (PRFC)	20,326	229,381
Grupo Aval Acciones y Valores SA (Colombia) (PRFC)
	70,941	32,009

A641

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

	Shares	Value
PREFERRED STOCKS (Continued)
Banks (cont’d.)
Itau Unibanco Holding SA (Brazil) (PRFC)	84,416	$1,159,432
Itausa - Investimentos Itau SA (Brazil) (PRFC)	159,550	556,661

		2,012,313

Beverages — 0.0%
Coca-Cola Embonor SA (Chile) (PRFC B)	19,831	50,116
Embotelladora Andina SA (Chile) (PRFC B)	8,908	41,635

		91,751

Chemicals — 0.0%
Braskem SA (Brazil) (PRFC A)	3,800	50,824

Construction Materials — 0.0%
Cementos Argos SA (Colombia) (PRFC)	7,666	26,888
Grupo Argos SA (Colombia) (PRFC)	11,851	77,403
STO SE & Co. KGaA (Germany) (PRFC)	378	56,604

		160,895

Diversified Financial Services — 0.0%
Grupo de Inversiones Suramericana SA (Colombia) (PRFC)	9,991	136,429

Electric Utilities — 0.0%
Centrais Eletricas Brasileiras SA (Brazil) (PRFC B)	21,100	151,764
Cia de Transmissao de Energia Eletrica Paulista (Brazil) (PRFC)	2,300	49,317

		201,081

Food & Staples Retailing — 0.0%
Cia Brasileira de Distribuicao (Brazil) (PRFC)*	6,400	151,738

Gas Utilities — 0.0%
Cia de Gas de Sao Paulo - COMGAS (Brazil) (PRFC A)	2,200	38,024

Health Care Equipment & Supplies — 0.0%
Draegerwerk AG & Co. KGaA (Germany) (PRFC)	1,082	120,158

Household Products — 0.0%
Henkel AG & Co. KGaA (Germany) (PRFC)	2,200	299,409

Independent Power & Renewable Electricity Producers — 0.0%
Cia Energetica de Sao Paulo (Brazil) (PRFC B)	16,800	76,278

Machinery — 0.0%
Jungheinrich AG (Germany) (PRFC)	352	16,205
Marcopolo SA (Brazil) (PRFC)	29,600	40,468

		56,673

Metals & Mining — 0.0%
Cia Ferro Ligas da Bahia - FERBASA (Brazil) (PRFC)	3,900	18,631

Multiline Retail — 0.0%
Lojas Americanas SA (Brazil) (PRFC)	3,500	21,295

Oil, Gas & Consumable Fuels — 0.1%
Bashneft PJSC (Russia) (PRFC)	3,206	70,737
Surgutneftegas OJSC (Russia) (PRFC)	1,386,400	712,951
Tatneft PJSC (Russia) (PRFC)	14,090	70,768

	Shares	Value
PREFERRED STOCKS (Continued)
Oil, Gas & Consumable Fuels (cont’d.)
Transneft PJSC (Russia) (PRFC)	380	$1,171,161

		2,025,617

Paper & Forest Products — 0.0%
Suzano Papel e Celulose SA (Brazil) (PRFC A)	21,300	123,745

Technology Hardware, Storage & Peripherals — 0.0%
Samsung Electronics Co. Ltd. (South Korea) (PRFC)	468	842,551

Water Utilities — 0.0%
Cia de Saneamento do Parana (Brazil) (PRFC)	20,400	69,242

TOTAL PREFERRED STOCKS (cost $5,306,575)		6,686,020

	Units
RIGHTS* — 0.0%
Airlines — 0.0%
Nok Airlines PCL (Thailand), expiring 10/20/17	70,000	4,460

Auto Components — 0.0%
Sri Trang Agro-Industry PCL (Thailand), expiring 10/06/17	13,880	1,138

Diversified Consumer Services — 0.0%
Ser Educacional SA (Brazil), expiring 10/17/17	200	147

Electronic Equipment, Instruments & Components — 0.0%
Apex International Co. Ltd. (Taiwan), expiring 03/16/18	924	40

Equity Real Estate Investment Trusts (REITs) — 0.0%
CapitaLand Commercial Trust (Singapore), expiring 10/19/17	19,256	4,198

Food & Staples Retailing — 0.0%
Casa Ley, CVR^	5,004	2,569
Property Development Centers, CVR, expiring 01/30/19^	5,004	85

		2,654

Marine — 0.0%
Yang Ming Marine Transport Corp. (Taiwan), expiring 11/17/17	4,179	88

Media — 0.0%
Media General, Inc.^	2,019	99

Road & Rail — 0.0%
Cosan Logistica SA (Brazil)	1,784	575

TOTAL RIGHTS (cost $8,883)		13,399

	Shares
UNAFFILIATED EXCHANGE TRADED FUNDS — 2.1%
Health Care Select Sector SPDR Fund	187,668	15,338,106
iShares JPMorgan USD Emerging Markets Bond ETF	277,177	32,268,946
iShares MSCI Brazil Capped ETF	161,493	6,732,643

A642

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

	Shares	Value
UNAFFILIATED EXCHANGE TRADED FUNDS (Continued)
iShares MSCI India ETF	368,942	$12,119,745

TOTAL UNAFFILIATED EXCHANGE TRADED FUNDS (cost $63,918,882)		66,459,440

UNAFFILIATED FUNDS — 0.1%
Goldman Sachs Local Emerging Markets Debt Fund	598,181	3,971,920
HBM Healthcare Investments AG (Class A Stock)	1,152	137,762

TOTAL UNAFFILIATED FUNDS (cost $4,119,618)		4,109,682

	Units
WARRANTS* — 0.0%
Electrical Equipment & Instruments — 0.0%
Jay Mart PCL (Thailand), expiring 06/05/19	6,937	803

Electronic Equipment, Instruments & Components — 0.0%
Samart Corp. PCL (Thailand), expiring 02/19/18	5,080	50

Health Care Providers & Services — 0.0%
Vibhavadi Medical Center PCL (Thailand), expiring 09/30/22	18,192	371

Independent Power & Renewable Electricity Producers — 0.0%
Superblock PCL (Thailand), expiring 08/31/20	105,360	—

Marine — 0.0%
Precious Shipping PCL (Thailand), expiring 06/15/18	1,460	112

Pharmaceuticals — 0.0%
Adcock Ingram Holdings Ltd. (South Africa), expiring 07/26/19	157	128

Real Estate Management & Development — 0.0%
Sunway Bhd (Malaysia), expiring 12/31/24	23,361	—
Supalai PCL (Thailand), expiring 10/20/18	15,025	8,658

		8,658

TOTAL WARRANTS (cost $5,987)		10,122

Interest Rate	Maturity Date	Principal Amount (000)#
ASSET-BACKED SECURITIES — 7.8%
Automobiles — 0.4%
Chesapeake Funding LLC,
Series 2017-2A, Class A1, 144A
1.990%	05/15/29	6,450	6,454,933
GM Financial Automobile Leasing Trust,
Series 2015-1, Class A3
1.530%	09/20/18	732	732,524
Mercedes-Benz Master Owner Trust,
Series 2017-BA, Class A, 1 Month LIBOR + 0.420%, 144A
1.654%(c)	05/16/22	5,400	5,416,817

			12,604,274

Interest Rate	Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)
Collateralized Loan Obligations — 4.3%
ACIS CLO Ltd. (Cayman Islands),
Series 2013-2A, Class C1R, 3 Month LIBOR + 1.300%, 144A
2.604%(c)	10/14/22	1,776	$1,776,151
Series 2014-4A, Class A, 3 Month LIBOR + 1.420%, 144A
2.731%(c)	05/01/26	7,644	7,650,853
AIMCO CLO (Cayman Islands),
Series 2014-AA, Class AR, 3 Month LIBOR + 1.100%, 144A
2.407%(c)	07/20/26	6,500	6,501,535
Series 2017-AA, Class A, 3 Month LIBOR + 1.260%, 144A
2.593%(c)	07/20/29	5,750	5,787,850
Anchorage Capital CLO Ltd. (Cayman Islands),
Series 2014-4A, Class A1AR, 3 Month LIBOR + 1.140%, 144A
2.454%(c)	07/28/26	7,450	7,470,376
Apidos CLO (Cayman Islands),
Series 2014-19A, Class A1R, 3 Month LIBOR + 1.200%, 144A
2.504%(c)	10/17/26	2,350	2,353,356
Atlas Senior Loan Fund Ltd. (Cayman Islands),
Series 2014-1A, Class AR2, 3 Month LIBOR + 1.260%, 144A
2.564%(c)	07/16/29	6,800	6,803,261
Atrium (Cayman Islands),
Series 10A, Class AR, 3 Month LIBOR + 0.950%, 144A
2.254%(c)	07/16/25	6,650	6,665,461
Benefit Street Partners CLO Ltd. (Cayman Islands),
Series 2013-IIA, Class A1R, 3 Month LIBOR + 1.250%, 144A
2.554%(c)	07/15/29	6,500	6,504,083
CBAM Ltd. (Cayman Islands),
Series 2017-3A, Class A, 3 Month LIBOR + 1.230%, 144A
2.599%(c)	10/17/29	7,750	7,749,999
Cedar Funding CLO Ltd. (Cayman Islands),
Series 2016-5A, Class A1, 3 Month LIBOR + 1.610%, 144A
2.914%(c)	07/17/28	9,000	9,050,516
Crown Point CLO Ltd.,
Series 15-3A, Class A1AR, 3 Month LIBOR + 0.910%
2.230%(c)	12/31/27^	8,650	8,649,999
Series 2015-3A, Class A1A, 3 Month LIBOR + 1.410%, 144A
2.714%(c)	12/31/27	8,684	8,684,863
Cutwater Ltd. (Cayman Islands),
Series 2014-1A, Class A1AR, 3 Month LIBOR + 1.250%, 144A
2.554%(c)	07/15/26	6,450	6,477,687
Jamestown CLO Ltd. (Cayman Islands),
Series 2015-6A, Class A1AR, 3 Month LIBOR + 1.150%, 144A
2.466%(c)	02/20/27	6,950	6,952,038
Series 2017-10A, Class A1, 3 Month LIBOR + 1.250%, 144A
2.720%(c)	07/17/29	6,500	6,511,764
Neuberger Berman CLO Ltd. (Cayman Islands),
Series 2015-19A, Class A1R, 3 Month LIBOR + 1.050%, 144A
2.354%(c)	07/15/27	6,950	6,952,261

A643

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)
Collateralized Loan Obligations (cont’d.)
Sound Point CLO Ltd. (Cayman Islands),
Series 2014-2A, Class A1R, 3 Month LIBOR + 1.140%, 144A
2.447%(c)	10/20/26	8,600	$8,608,090
Series 2017-1A, Class A, 3 Month LIBOR + 1.390%, 144A
2.703%(c)	01/23/29	2,000	2,014,237
TCW CLO Ltd. (Cayman Islands),
Series 2017-1A, Class A, 3 Month LIBOR + 1.280%, 144A
2.714%(c)	07/29/29	6,800	6,803,786
TICP CLO Ltd. (Cayman Islands),
Series 2016-6A, Class A, 3 Month LIBOR + 1.550%, 144A
2.854%(c)	01/15/29	5,650	5,703,146
Voya CLO Ltd. (Cayman Islands),
Series 2017-3A, Class A1A, 3 Month LIBOR + 1.230%, 144A
2.548%(c)	07/20/30	2,900	2,899,739

			138,571,051

Credit Cards — 0.4%
CARDS Trust (Canada),
Series 2017-1A, Class A, 1 Month LIBOR + 0.370%, 144A
1.604%(c)	04/18/22	4,750	4,762,523
Golden Credit Card Trust (Canada),
Series 2016-5A, Class A, 144A
1.600%	09/15/21	5,000	4,968,320
Series 2017-2A, Class A, 144A
1.980%	04/15/22	4,400	4,400,154

			14,130,997

Student Loans — 2.7%
Access Group, Inc.,
Series 2015-1, Class A, 1 Month LIBOR + 0.700%, 144A
1.937%(c)	07/25/56	1,806	1,807,813
Access to Loans for Learning Student Loan Corp.,
Series 2013-I, Class A, 1 Month LIBOR + 0.800%
2.034%(c)	02/25/41	1,005	1,005,586
Chase Education Loan Trust,
Series 2007-A, Class A3, 3 Month LIBOR + 0.070%
1.401%(c)	12/28/23	386	385,173
ECMC Group Student Loan Trust,
Series 2016-1A, Class A, 1 Month LIBOR + 1.350%, 144A
2.587%(c)	07/26/66	4,392	4,394,980
Edsouth Indenture No. 10 LLC,
Series 2015-2, Class A, 1 Month LIBOR + 1.000%, 144A
2.237%(c)	12/25/56	3,217	3,232,742
Edsouth Indenture No. 5 LLC,
Series 2014-1, Class A, 1 Month LIBOR + 0.700%, 144A
1.937%(c)	02/25/39	1,966	1,941,697
Edsouth Indenture No. 6 LLC,
Series 2014-2, Class A, 1 Month LIBOR + 0.680%, 144A
1.917%(c)	05/25/39	2,422	2,387,097
Education Loan Asset-Backed Trust I,
Series 2013-1, Class A2, 1 Month LIBOR + 0.800%, 144A
2.037%(c)	04/26/32	7,800	7,678,638
Higher Education Funding I,
Series 2014-1, Class A, 3 Month LIBOR + 1.050%, 144A
2.367%(c)	05/25/34	3,909	3,896,355

Interest Rate	Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)
Student Loans (cont’d.)
Montana Higher Education Student Assistance Corp.,
Series 2012-1, Class A3, 1 Month LIBOR + 1.050%
2.286%(c)	07/20/43	2,850	$2,849,998
Navient Student Loan Trust,
Series 2016-5A, Class A, 1 Month LIBOR + 1.250%, 144A
2.487%(c)	06/25/65	9,675	9,868,506
Series 2016-7A, Class A, 1 Month LIBOR + 1.150%, 144A
2.387%(c)	03/25/66	4,883	4,942,355
Series 2017-2A, Class A, 1 Month LIBOR + 1.050%, 144A
2.284%(c)	12/27/66	9,089	9,213,415
Nelnet Student Loan Trust,
Series 2006-1, Class A5, 3 Month LIBOR + 0.110%
1.424%(c)	08/23/27	2,711	2,703,476
Series 2006-1, Class A6, 3 Month LIBOR + 0.450%, 144A
1.764%(c)	08/23/36	4,950	4,818,817
Series 2013-5A, Class A, 1 Month LIBOR + 0.630%, 144A
1.864%(c)	01/25/37	805	798,298
New Hampshire Higher Education Loan Corp.,
Series 2011-1, Class A3, 3 Month LIBOR + 0.850%
2.164%(c)	10/25/37	3,350	3,366,985
North Carolina State Education Assistance Authority,
Series 2010-1, Class A1, 3 Month LIBOR + 0.900%
2.214%(c)	07/25/41	1,983	1,978,827
PHEAA Student Loan Trust,
Series 2016-1A, Class A, 1 Month LIBOR + 1.150%, 144A
2.387%(c)	09/25/65	4,784	4,843,673
Scholar Funding Trust,
Series 2010-A, Class A, 3 Month LIBOR + 0.750%, 144A
2.064%(c)	10/28/41	1,499	1,488,684
SLC Student Loan Trust,
Series 2006-2, Class A5, 3 Month LIBOR + 0.100%
1.420%(c)	09/15/26	3,095	3,084,989
SLM Student Loan Trust,
Series 2004-8A, Class A6, 3 Month LIBOR + 0.630%, 144A
1.944%(c)	01/25/40	2,450	2,449,266
Series 2005-3, Class A5, 3 Month LIBOR + 0.090%
1.404%(c)	10/25/24	1,367	1,365,463
Series 2005-5, Class A5, 3 Month LIBOR + 0.750%
2.064%(c)	10/25/40	1,050	1,035,232
South Carolina Student Loan Corp.,
Series 2010-1, Class A2, 3 Month LIBOR + 1.000%
2.314%(c)	07/25/25	587	591,430
Series 2014-1, Class A1, 1 Month LIBOR + 0.750%
1.987%(c)	05/01/30	3,450	3,426,816

			85,556,311

TOTAL ASSET-BACKED SECURITIES (cost $249,251,696)			250,862,633

BANK LOANS — 2.0%
Aerospace & Defense — 0.1%
Rexnord LLC,
2016 Term B Refinancing Term Loan, 1-3 Month LIBOR + 2.750%
4.028%(c)	08/21/23	523	524,445

A644

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
BANK LOANS (Continued)
Aerospace & Defense (cont’d.)
TransDigm, Inc.,
Tranche F Term Loan, 1-3 Month LIBOR + 3.000%
4.284%(c)	06/09/23		1,015	$1,016,945

				1,541,390

Airlines — 0.1%
Air Canada,
Refinanced Term Loan, 3 Month LIBOR + 2.250%
3.568%(c)	10/06/23		150	150,749
Delta Air Lines, Inc.,
2014 Term B-1 Loan, 1 Month LIBOR + 2.500%
3.737%(c)	10/18/18		1,163	1,168,542

				1,319,291

Asset Management — 0.0%
Finco I LLC,
Initial Term Loan, 1 Month LIBOR + 2.750%
2.750%(c)	07/14/22		200	201,799
Victory Capital Operating LLC,
New Tranche B-1 Term Loan, 3 Month LIBOR + 5.250%
6.583%(c)	11/01/21		103	104,212

				306,011

Auto Parts & Equipment — 0.0%
American Axle & Manufacturing, Inc.,
Tranche B Term Loan, 1 Month LIBOR + 2.250%
3.490%(c)	04/06/24		123	123,077

Beverages — 0.0%
Refresco Holding B.V.,
Term Loan,
— %(p)	09/27/24	^	75	75,188

Building Products — 0.0%
American Builders & Contractors Supply Co., Inc.,
Term B-1 Loan, 1 Month LIBOR + 2.500%
3.735%(c)	10/31/23		522	523,426
JELD-WEN, Inc.,
Term B-3 Loan, 3 Month LIBOR + 3.000%
4.333%(c)	07/01/22		248	249,231

				772,657

Capital Markets — 0.0%
SS&C European Holdings,
2017 Refinancing Term B-2 Loan, 1 Month LIBOR + 2.250%
3.485%(c)	07/08/22		10	9,784
SS&C Technologies, Inc.,
2017 Refinancing Term B-1 Loan, 1 Month LIBOR + 2.250%
3.485%(c)	07/08/22		184	185,001

				194,785

Chemicals — 0.1%
Alpha US Bidco, Inc.,
Initial Term B-1 Loan, 1-3 Month LIBOR + 3.000%
3.264%(c)	01/31/24		673	675,277
Ashland LLC,
Term B Loan, 3 Month LIBOR + 2.000%
3.319%(c)	05/17/24		100	100,082
Axalta Coating Systems US Holdings, Inc.,
Term B-2 Dollar Loan, 3 Month LIBOR + 2.000%
3.333%(c)	06/01/24		1,184	1,189,027

Interest Rate	Maturity Date		Principal Amount (000)#	Value
BANK LOANS (Continued)
Chemicals (cont’d.)
Candy Intermediate Holdings, Inc.,
Initial Term Loan, 1 Month LIBOR + 4.500%
5.735%(c)	06/15/23	^	673	$658,085
Charter NEX US, Inc.,
First Lien Initial Term Loan, 1 Month LIBOR + 3.250%
4.485%(c)	05/16/24		50	49,984

				2,672,455

Commercial Services — 0.0%
Ancestry.com Operations, Inc.,
Term B Loan, 1 Month LIBOR + 3.250%
4.490%(c)	10/19/23		124	124,266

Commercial Services & Supplies — 0.0%
Advanced Disposal Services, Inc.,
Initial Term Loan, 1 Month LIBOR + 2.750%
3.947%(c)	11/10/23		799	804,188
Seminole Tribe of Florida, Inc.,
Term B Loan, 6 Month LIBOR + 2.000%
3.456%(c)	06/26/24		100	100,438
Techem GmbH,
Term Loan,
— %(p)	07/26/24		125	125,609
Wrangler Buyer Corp.,
Initial Term Loan, 1 Month LIBOR + 3.000%
4.234%(c)	09/20/24		50	50,149

				1,080,384

Construction & Engineering — 0.0%
Pike Corp.,
Initial Term Loan 2017, 1 Month LIBOR + 3.500%
4.760%(c)	09/13/24		1,072	1,080,087

Construction Materials — 0.0%
Forterra Finance LLC,
Term Loan,
— %(p)	10/25/23		80	67,430

Consumer Staples — 0.0%
American Seafoods Group LLC,
First Lien Tranche B Term Loan, 1-3 Month LIBOR + 3.250%
4.530%(c)	08/21/23		50	50,038

Containers & Packaging — 0.0%
Consolidated Container Co. LLC,
First Lien Initial Term Loan, 1 Month LIBOR + 3.500%
4.735%(c)	05/22/24		50	50,234
Coveris Holdings SA,
USD Term B-1 Loan, 3 Month LIBOR + 4.250%
5.583%(c)	06/29/22		497	495,706
SIG Combibloc US Acquisition, Inc.,
Initial Dollar Term Loan, 1 Month LIBOR + 3.000%
4.235%(c)	03/11/22		759	761,187

				1,307,127

Diversified Consumer Services — 0.0%
Ascend Learning LLC,
Initial Term Loan, 1 Month LIBOR + 3.250%
4.485%(c)	07/12/24		200	200,667

A645

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
BANK LOANS (Continued)
Diversified Consumer Services (cont’d.)
Bright Horizons Family Solutions LLC,
2017 New term Loan B, 1 Month LIBOR +2.250%
3.485%(c)	11/07/23		392	$393,577

				594,244

Diversified Financial Services — 0.0%
Flex Acquisition Co., Inc.,
Initial Term Loan, 3 Month LIBOR + 3.000%
4.299%(c)	12/29/23		623	624,684

Diversified Telecommunication Services — 0.1%
CenturyLink, Inc.,
Term Loan,
— %(p)	01/31/25		125	121,063
Intelsat Jackson Holdings S.A.,
Tranche B-2 Term Loan, 3 Month LIBOR + 2.750%
4.071%(c)	06/30/19		1,675	1,668,370

				1,789,433

Electronic Equipment, Instruments & Components — 0.0%
EnergySolutions LLC,
New Term Loan, 3 Month LIBOR + 4.750%
6.090%(c)	05/29/20		831	841,876

Energy Equipment & Services — 0.0%
FTS International, Inc.,
Initial Term Loan, 1 Month LIBOR + 4.750%
5.985%(c)	04/16/21		300	279,938

Food & Staples Retailing — 0.1%
BJ’s Wholesale Club, Inc.,
First Lien Tranche B Term Loan, 1 Month LIBOR + 3.750%
4.982%(c)	02/05/24		1,923	1,839,411
Second Lien Initial Term Loan, 1 Month LIBOR + 7.500%
8.740%(c)	02/03/25		800	762,666
Rite Aid Corp.,
Tranche 2 Term Loan (Second Lien), 1 Month LIBOR + 3.875%
5.115%(c)	06/21/21		600	602,125
US Foods, Inc.,
Second Incremental Term Loan, 1 Month LIBOR + 2.750%
3.985%(c)	06/27/23		1,028	1,033,654

				4,237,856

Food Products — 0.1%
Blue Buffalo Pet Products, Inc.,
Initial Term Loan, 1 Month LIBOR + 2.000%
3.235%(c)	05/27/24		614	617,348
Shearer’s Foods LLC,
First Lien Term Loan, 3 Month LIBOR + 3.938%
5.270%(c)	06/30/21		582	579,454
Second Lien Term Loan, 3 Month LIBOR + 6.750%
8.083%(c)	06/30/22	^	600	566,999

				1,763,801

Health Care Equipment & Supplies — 0.0%
Sterigenics-Nordion Holdings LLC,
New Term B Loan, 1 Month LIBOR + 3.000%
4.235%(c)	05/16/22		323	322,602

Health Care Providers & Services — 0.1%
Air Medical Group Holdings, Inc.,
2016 New Term Loan, 1 Month LIBOR + 4.000%
5.237%(c)	04/28/22		575	570,233

Interest Rate	Maturity Date	Principal Amount (000)#	Value
BANK LOANS (Continued)
Health Care Providers & Services (cont’d.)
Initial Term Loan, 1 Month LIBOR + 3.250%
4.485%(c)	04/28/22	691	$685,801
American Renal Holdings, Inc.,
New Term B Loan, 1 Month LIBOR + 3.250%
4.485%(c)	06/14/24	673	669,778
CHS/Community Health Systems, Inc.,
Incremental 2021 Term H Loan, 3 Month LIBOR + 3.000%
4.317%(c)	01/27/21	311	309,390
MPH Acquisition Holdings LLC,
Tranche B Term Loan, 3 Month LIBOR + 3.000%
4.333%(c)	06/07/23	624	628,119
U.S. Renal Care, Inc.,
First Lien Initial Term Loan, 3 Month LIBOR + 4.250%
5.583%(c)	12/30/22	1,281	1,240,239
Weight Watchers International, Inc.,
Initial Tranche B-2 Term Loan, 1-3 Month LIBOR + 3.250%
4.520%(c)	04/02/20	273	269,424

			4,372,984

Healthcare Equipment & Supplies — 0.0%
Air Methods Corp.,
Initial Term Loan, 3 Month LIBOR + 3.500%
4.833%(c)	04/21/24	148	145,442

Healthcare-Services — 0.0%
HCA, Inc.,
Tranche B-9 Term Loan, 1 Month LIBOR + 2.000%
3.235%(c)	03/17/23	941	944,096
Team Health Holdings, Inc.,
Initial Term Loan, 1 Month LIBOR + 2.750%
3.985%(c)	02/06/24	100	97,800

			1,041,896

Hotels, Restaurants & Leisure — 0.1%
1011778 B.C. Unlimited Liability Co.,
Term B-3 Loan, 1-3 Month LIBOR + 2.250%
3.534%(c)	02/16/24	1,312	1,309,829
Aristocrat Leisure Ltd.,
Term Loan,
— %(p)	09/19/24	25	25,025
Eldorado Resorts, Inc.,
Initial Term Loan, 3 Month LIBOR + 2.250%
3.563%(c)	04/17/24	104	103,469
Four Seasons Hotels Ltd.,
Restated Term Loan, 1 Month LIBOR + 2.500%
3.735%(c)	11/30/23	452	454,288
Intrawest Resorts Holdings, Inc.,
Initial Bluebird Term Loan, 1 Month LIBOR + 3.250%
4.485%(c)	07/31/24	257	257,407
La Quinta Intermediate Holdings LLC,
Initial Term Loan, 3 Month LIBOR + 2.750%
4.054%(c)	04/14/21	387	388,503
NPC International, Inc.,
First Lien Initial Term Loan, 1 Month LIBOR + 3.500%
4.738%(c)	04/19/24	150	150,436

			2,688,957

A646

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
BANK LOANS (Continued)
Household Products/Wares — 0.0%
Prestige Brands, Inc.,
Term B-4 Loan, 1 Month LIBOR + 2.750%
3.985%(c)	01/26/24	179	$179,564

Independent Power & Renewable Electricity Producers — 0.0%
AES Corp.,
Initial Term Loan, 3 Month LIBOR + 2.000%
3.317%(c)	05/24/22	124	124,116
Calpine Corp.,
Term Loan, 3 Month LIBOR + 2.750%
4.050%(c)	01/15/24	324	323,425
Term Loan USD, 1 Month LIBOR + 1.750%
2.990%(c)	11/30/17	34	34,123

			481,664

Insurance — 0.1%
Asurion LLC,
Amendment 14 Replacement B-4 Term Loan, 1 Month LIBOR + 2.750%
3.985%(c)	08/04/22	623	625,109
Sedgwick Claims Management Services, Inc.,
2016 Replacement Term Loan, 3 Month LIBOR + 3.250%
4.583%(c)	03/01/21	494	495,073
First Lien Initial Term Loan, 1 Month LIBOR + 2.750%
3.985%(c)	03/01/21	392	392,779
USI, Inc.,
Initial Term Loan, 3 Month LIBOR + 3.000%
4.314%(c)	05/16/24	225	223,734

			1,736,695

IT Services — 0.1%
EVO Payments International LLC,
First Lien Initial Term Loan, 1 Month LIBOR + 5.000%
6.240%(c)	12/22/23	672	678,971
First Data Corp.,
2024 Dollar Term Loan, 1 Month LIBOR + 2.500%
3.737%(c)	04/26/24	883	885,016
Micro Holding Corp.,
Amendment No. 2 Initial Term Loan, 3 Month LIBOR + 3.500%
4.820%(c)	08/16/24	300	298,071
Vantiv, Inc.,
Term B Loan, 1 Month LIBOR + 2.500%
3.737%(c)	10/16/23	976	979,332
Term Loan,
— %(p)	01/15/23	150	150,063
Term Loan B4, 1 Month LIBOR + 2.000%
3.239%(c)	08/07/24	215	214,869

			3,206,322

Leisure Products — 0.0%
Hayward Industries, Inc.,
Initial Term Loan, 1 Month LIBOR + 3.500%
4.735%(c)	08/05/24	50	50,292

Machinery — 0.1%
Clark Equipment Co.,
Tranche B Term Loan, 3 Month LIBOR + 2.750%
4.083%(c)	05/18/24	100	99,977
CPM Acquisition Corp.,
Initial Term Loan (First Lien), 1 Month LIBOR + 4.250%
5.485%(c)	04/11/22	199	201,360

Interest Rate	Maturity Date	Principal Amount (000)#	Value
BANK LOANS (Continued)
Machinery (cont’d.)
Crosby US Acquisition Corp.,
First Lien Initial Term Loan, 3 Month LIBOR + 3.000%
4.315%(c)	11/23/20	844	$776,076
Gates Global LLC,
Initial B-1 Dollar Term Loan, 3 Month LIBOR + 3.250%
4.583%(c)	04/01/24	790	792,765

			1,870,178

Media — 0.2%
Acosta, Inc.,
Tranche B-1 Loan, 1 Month LIBOR + 3.250%
4.485%(c)	09/26/21	174	153,717
AMC Entertainment Holdings, Inc.,
2016 Incremental Term Loan, 1 Month LIBOR + 2.250%
3.484%(c)	12/15/23	100	98,953
Initial Term Loan, 1 Month LIBOR + 2.250%
3.484%(c)	12/15/22	25	24,927
Atlantic Broadband Finance LLC,
Term Loan,
— %(p)	08/09/24	200	198,688
Cable One, Inc.,
Incremental Term B-1 Loan, 3 Month LIBOR + 1.750%-2.250%,
3.237%(c)	05/01/24^	100	99,998
Cengage Learning, Inc.,
Term B Loan, 1 Month LIBOR + 4.250%
5.485%(c)	06/07/23	147	136,158
Charter Communications Operating LLC,
Term H - I Loan, 1 Month LIBOR + 2.000%
3.240%(c)	01/14/22	542	542,954
Clear Channel Communications,
Tranche D Term Loan, 3 Month LIBOR + 6.750%
8.083%(c)	01/30/19	250	191,999
Tranche E Term Loan, 3 Month LIBOR + 7.500%
8.833%(c)	07/30/19	225	172,219
THE E.W. SCRIPPS,
Term Loan,
— %(p)	08/18/24	125	125,313
Entercom Radio LLC,
Term B Loan, 1 Month LIBOR + 3.500%
4.737%(c)	11/01/23	95	95,536
Getty Images, Inc.,
Initial Term Loan, 3 Month LIBOR + 3.500%
4.833%(c)	10/18/19	1,658	1,431,548
Lions Gate Entertainment Corp.,
Term B Loan, 1 Month LIBOR + 3.000%
4.235%(c)	12/08/23	58	58,116
McGraw-Hill Global Education Holdings LLC,
First Lien Term B Loan, 1 Month LIBOR + 4.000%
5.235%(c)	05/04/22	397	389,682
NEP/NCP Holdco, Inc.,
First Lien Amendment No. 5 Incremental Term Loan, 1 Month LIBOR + 3.250%
4.485%(c)	07/21/22	1,127	1,126,697
Nielsen Finance LLC (VNU),
Class B-4 Term Loan, 1 Month LIBOR + 2.000%
3.235%(c)	10/04/23	174	173,788
Univision Communications, Inc.,
2017 Replacement Term Loan, 1 Month LIBOR + 2.750%
3.985%(c)	03/15/24	622	615,705

A647

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
BANK LOANS (Continued)
Media (cont’d.)
Virgin Media Bristol LLC,
I Facility, 1 Month LIBOR + 2.750%
3.984%(c)	01/31/25		1,250	$1,254,493
WMG Acquisition Corp.,
Tranche D Term Loan, 1 Month LIBOR + 2.500%
3.737%(c)	11/01/23		90	90,169

				6,980,660

Metals & Mining — 0.0%
Atkore International, Inc.,
New First Lien Term Loan, 3 Month LIBOR + 3.000%
4.340%(c)	12/22/23		386	388,598

Oil, Gas & Consumable Fuels — 0.1%
BCP Raptor LLC,
Initial Term Loan, 2 Month LIBOR + 4.250%
5.522%(c)	06/24/24		175	175,726
Magnum Hunter Resources Corp.,
Term Loan Non-PIK, 3 Month LIBOR + 15.000%
16.000%(c)	05/06/19	^	37	37,280
MEG Energy Corp.,
Initial Term Loan, 3 Month LIBOR + 3.500%
4.783%(c)	12/31/23		844	839,539
Murray Energy Corp.,
Term B-2 Loan Non-PIK, 3 Month LIBOR + 7.250%
8.583%(c)	04/16/20		718	658,865

				1,711,410

Packaging & Containers — 0.1%
Berry Plastics Corp.,
Term M Loan, 1 Month LIBOR + 2.250%
3.485%(c)	10/03/22		853	853,951
Reynolds Group Holdings, Inc.,
Incremental US Term Loan,1 Month LIBOR + 2.750%-3.000%,
4.068%(c)	02/06/23		882	885,927

				1,739,878

Pharmaceuticals — 0.1%
Alphabet Holding Company, Inc.,
First Lien Initial Term Loan, 3 Month LIBOR + 3.500%
4.833%(c)	09/15/24		350	346,499
Second Lien Initial Term Loan, 3 Month LIBOR + 7.750%
9.083%(c)	08/14/25		150	146,875
Catalent Pharma Solutions, Inc.,
Dollar Term Loan, 1 Month LIBOR + 2.750%
3.985%(c)	05/20/21		519	522,073
Endo Luxembourg Finance Company I Sarl,
Initial Term Loan, 1 Month LIBOR + 4.250%
5.500%(c)	04/29/24		823	830,309
Parexel International Corp.,
Initial Term Loan, 1 Month LIBOR + 3.000%
4.235%(c)	08/11/24		75	75,525
Valeant Pharmaceuticals International, Inc.,
Series F Tranche B Term Loan, 1 Month LIBOR + 4.750%
5.990%(c)	04/01/22		1,484	1,509,916

				3,431,197

Interest Rate	Maturity Date		Principal Amount (000)#	Value
BANK LOANS (Continued)
Software — 0.1%
BMC Software Finance, Inc.,
Initial B-1 US Term Loans, 1 Month LIBOR + 4.000%
5.235%(c)	09/10/22		807	$810,328
Checkout Holding Corp.,
First Lien Term B Loan, 1 Month LIBOR + 3.500%
4.735%(c)	04/09/21		1,143	963,922
Infor (US), Inc.,
Tranche B-6 Term Loan, 3 Month LIBOR + 2.750%
4.083%(c)	02/01/22		668	666,123
MA FinanceCo. LLC,
Tranche B-3 Term Loan, 1 Month LIBOR + 2.750%
3.987%(c)	06/21/24		39	38,673
Renaissance Learning, Inc.,
First Lien Initial Term Loan, 3 Month LIBOR + 3.750%
5.083%(c)	04/09/21		806	809,902
Second Lien Initial Term Loan, 3 Month LIBOR + 7.000%
8.333%(c)	04/11/22		490	492,611
Seattle Escrow Borrower LLC,
Term Loan, 1 Month LIBOR + 2.750%
3.987%(c)	06/21/24		261	261,166

				4,042,725

Specialty Retail — 0.1%
Men’s Wearhouse, Inc., (The),
Tranche B Term Loan, 1-3 Month LIBOR + 3.500%
4.781%(c)	06/18/21	^	75	72,375
Neiman Marcus Group Inc., (The),
Other Term Loan, 1 Month LIBOR + 3.250%
4.481%(c)	10/25/20		595	442,573
PetSmart, Inc.,
Tranche B-2 Loan, 1 Month LIBOR + 3.000%
4.240%(c)	03/11/22		1,225	1,037,260
Staples, Inc.,
Term Loan,
— %(p)	08/14/24		200	198,941

				1,751,149

Technology Hardware, Storage & Peripherals — 0.0%
Western Digital Corp.,
US Term B-2 Loan, 1 Month LIBOR + 2.750%
3.985%(c)	04/29/23		25	24,975

Telecommunications — 0.1%
Cincinnati Bell, Inc.,
Tranche B Term Loan, 1 Month LIBOR + 3.750%
4.985%(c)	08/16/24		150	150,500
Colorado Buyer, Inc.,
Initial Term Loan (First Lien), 3 Month LIBOR + 3.000%
4.310%(c)	05/01/24		399	400,097
Second Lien Initial Term Loan, 3 Month LIBOR + 7.250%
8.570%(c)	05/01/25		50	50,333
NEP/NCP Holdco, Inc.,
New Term Loan (Second Lien), 1 Month LIBOR + 7.000%
8.231%(c)	01/23/23		379	382,292
Sprint Communications, Inc.,
Initial Term Loan, 1 Month LIBOR + 2.500%
3.750%(c)	02/02/24		945	946,432

				1,929,654

A648

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
BANK LOANS (Continued)
Trading Companies & Distributors — 0.1%
Avolon TLB Borrower 1 (US) LLC,
Initial Term B-1 Loan, 1 Month LIBOR + 2.250%
3.486%(c)	09/16/20	50	$49,991
Initial Term B-2 Loan, 1 Month LIBOR + 2.750%
3.986%(c)	03/20/22	474	474,912
BakerCorp International, Inc.,
Term Loan,
— %(p)	02/07/20	230	220,225
HD Supply Waterworks, Ltd.,
Initial Term Loan, 6 Month LIBOR + 3.000%
4.455%(c)	08/01/24	325	325,975
HD Supply, Inc.,
Term B-3 Loan, 3 Month LIBOR + 2.250%
3.583%(c)	08/13/21	631	633,106
Spin Holdco, Inc.,
Term B-1 Loan, 2 Month LIBOR + 3.750%
5.014%(c)	11/14/22	970	972,986
Univar USA, Inc.,
Term B-2 Loan, 1 Month LIBOR + 2.750%
3.985%(c)	07/01/22	665	666,934

			3,344,129

Wireless Telecommunication Services — 0.0%
Digicel International Finance Ltd.,
First Lien Initial Term B Loan, 3 Month LIBOR + 3.750%
5.070%(c)	05/27/24	350	351,896

TOTAL BANK LOANS (cost $63,179,962)			62,638,885

CORPORATE BONDS — 14.4%
Agriculture — 0.7%
BAT Capital Corp. (United Kingdom),
Gtd. Notes, 144A
3.222%	08/15/24	9,175	9,197,607
3.557%	08/15/27	8,775	8,863,209
Imperial Brands Finance PLC (United Kingdom),
Gtd. Notes, 144A
2.050%	02/11/18	2,600	2,601,373
Reynolds American, Inc. (United Kingdom),
Gtd. Notes
4.000%	06/12/22	2,050	2,165,645
4.450%	06/12/25	650	696,695

			23,524,529

Auto Manufacturers — 0.3%
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
3.336%	03/18/21	3,500	3,579,496
5.875%	08/02/21	2,750	3,058,842
General Motors Financial Co., Inc.,
Gtd. Notes
3.250%	05/15/18	1,175	1,185,520
3.500%	07/10/19	1,780	1,823,079

			9,646,937

Banks — 3.7%
Banco Macro SA (Argentina),
Sr. Unsec’d. Notes, 144A
17.500%	05/08/22	ARS 4,020	217,128

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Banks (cont’d.)
Bank of America Corp.,
Sr. Unsec’d. Notes, GMTN
2.369%	07/21/21	4,200	$4,200,311
Sr. Unsec’d. Notes, MTN
3.248%	10/21/27	3,000	2,939,891
3.824%	01/20/28	2,350	2,416,281
4.000%	04/01/24	2,700	2,852,424
4.125%	01/22/24	2,500	2,659,661
Bank of New York Mellon Corp. (The),
Sub. Notes, MTN
3.300%	08/23/29	1,150	1,140,527
Bank of Tokyo-Mitsubishi UFJ Ltd. (The) (Japan),
Sr. Unsec’d. Notes, 144A
2.150%	09/14/18	2,750	2,757,137
Barclays PLC (United Kingdom),
Sr. Unsec’d. Notes
4.950%	01/10/47	425	464,466
BNP Paribas SA (France),
Sub. Notes, MTN, 144A
4.375%	09/28/25	1,350	1,400,892
Capital One Financial Corp.,
Sr. Unsec’d. Notes
2.500%	05/12/20	1,250	1,255,820
Capital One NA,
Sr. Unsec’d. Notes, BKNT
2.650%	08/08/22	2,210	2,198,992
Citigroup, Inc.,
Sr. Unsec’d. Notes
2.700%	03/30/21	3,600	3,640,136
Sub. Notes
4.125%	07/25/28	1,575	1,620,580
4.600%	03/09/26	925	984,792
Compass Bank,
Sr. Unsec’d. Notes, BKNT
2.750%	09/29/19	1,425	1,434,126
Credit Agricole SA (France),
Sr. Unsec’d. Notes, MTN, 144A
3.250%	10/04/24	1,475	1,475,838
Credit Suisse AG (Switzerland),
Sr. Unsec’d. Notes, GMTN
2.300%	05/28/19	1,625	1,635,600
Sub. Notes, 144A
6.500%	08/08/23	475	536,749
Credit Suisse Group AG (Switzerland),
Sr. Unsec’d. Notes, 144A
4.282%	01/09/28	950	989,536
Deutsche Bank AG (Germany),
Sr. Unsec’d. Notes
2.500%	02/13/19	450	452,646
2.700%	07/13/20	3,375	3,388,687
8.250%(cc)	05/19/36	5,100,000	416,133
Dominican Republic Central Bank Notes (Dominican Republic),
Unsec’d. Notes, 144A
11.000%	09/15/23	DOP 6,230	134,287
HSBC Bank PLC (United Kingdom),
Sr. Unsec’d. Notes, EMTN, 144A
17.738%(s)	06/07/18	EGP 5,200	263,403

A649

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Banks (cont’d.)
HSBC Holdings PLC (United Kingdom),
Sr. Unsec’d. Notes
3.262%	03/13/23		2,175	$2,219,970
3.400%	03/08/21		875	902,243
ING Bank NV (Netherlands),
Sub. Notes, EMTN
4.125%	11/21/23		2,775	2,824,949
ING Groep NV (Netherlands),
Sr. Unsec’d. Notes
3.150%	03/29/22		775	789,746
Intesa Sanpaolo SpA (Italy),
Gtd. Notes
5.250%	01/12/24		275	303,134
Sr. Unsec’d. Notes
3.875%	01/16/18		500	502,760
JPMorgan Chase & Co.,
Jr. Sub. Notes
5.300%	12/29/49		2,200	2,293,500
Sr. Unsec’d. Notes
2.972%	01/15/23	(a)	3,500	3,554,355
3.250%	09/23/22		4,675	4,833,111
3.882%	07/24/38		850	856,909
JPMorgan Chase Bank NA,
Gtd. Notes, EMTN, 144A
19.149%(s)	02/15/18		EGP 5,000	265,530
Sr. Unsec’d. Notes, MTN, 144A
8.375%	03/15/24		IDR 12,456,000	1,022,979
Unsec’d. Notes, EMTN, 144A
7.875%	04/17/19		IDR 2,000,000	152,498
8.375%	03/17/34		IDR 6,500,000	531,331
9.000%	03/19/29		IDR 11,280,000	972,731
18.667%(s)	05/17/18		EGP 5,075	258,290
KBC Bank NV (Belgium),
Sub. Notes
8.000%	01/25/23		1,600	1,627,066
Kreditanstalt fuer Wiederaufbau (Germany),
Gov’t. Gtd. Notes
1.125%	08/06/18		10,000	9,970,800
Macquarie Bank Ltd. (Australia),
Sub. Notes, MTN, 144A
6.625%	04/07/21		318	357,130
Mitsubishi UFJ Financial Group, Inc. (Japan),
Sr. Unsec’d. Notes
3.850%	03/01/26		375	390,128
Mizuho Financial Group, Inc. (Japan),
Sr. Unsec’d. Notes
2.601%	09/11/22		5,650	5,603,596
Sr. Unsec’d. Notes, 144A
2.632%	04/12/21	(a)	1,700	1,698,601
Morgan Stanley,
Sr. Unsec’d. Notes
3.625%	01/20/27		3,550	3,598,224
Sr. Unsec’d. Notes, GMTN
3.700%	10/23/24		4,575	4,739,580
Sr. Unsec’d. Notes, MTN
3.875%	04/29/24		1,475	1,543,605
Sr. Unsec’d. Notes, MTN, 3 Month LIBOR + 1.400%
2.713%(c)	10/24/23		2,500	2,556,827

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Banks (cont’d.)
Santander Bank NA,
Sub. Notes
8.750%	05/30/18		1,725	$1,801,319
Santander Holdings USA, Inc.,
Sr. Unsec’d. Notes
2.650%	04/17/20		1,150	1,155,266
Standard Chartered Bank (United Kingdom),
Sr. Unsec’d. Notes, EMTN, 144A
6.625%	05/17/33		IDR 1,500,000	105,111
8.750%	05/19/31		IDR 2,672,000	228,238
Sr. Unsec’d. Notes, MTN, 144A
9.000%	03/19/29		IDR 14,666,000	1,264,723
SunTrust Banks, Inc.,
Sr. Unsec’d. Notes
2.350%	11/01/18		2,600	2,613,353
Toronto-Dominion Bank (The) (Canada),
Sub. Notes
3.625%	09/15/31		1,000	995,739
UBS Group Funding Switzerland AG (Switzerland),
Gtd. Notes, 144A
3.000%	04/15/21		3,350	3,396,120
UniCredit SpA (Italy),
Sr. Unsec’d. Notes, MTN, 144A
3.750%	04/12/22		3,800	3,895,246
Wells Fargo & Co.,
Sr. Unsec’d. Notes
3.000%	10/23/26		3,525	3,446,926
Westpac Banking Corp. (Australia),
Jr. Sub. Notes
5.000%	09/21/27	(a)	1,300	1,298,595
Sub. Notes, GMTN
4.322%	11/23/31		1,500	1,541,113

				117,587,385

Beverages — 0.5%
Anheuser-Busch InBev Finance, Inc. (Belgium),
Gtd. Notes
2.650%	02/01/21		4,875	4,954,173
3.650%	02/01/26		7,350	7,603,666
4.900%	02/01/46		600	677,741
Molson Coors Brewing Co.,
Gtd. Notes
2.100%	07/15/21		600	591,610
3.000%	07/15/26		825	802,349
Suntory Holdings Ltd. (Japan),
Sr. Unsec’d. Notes, 144A
2.550%	09/29/19		2,850	2,874,541

				17,504,080

Chemicals — 0.3%
LYB International Finance II BV,
Gtd. Notes
3.500%	03/02/27		1,875	1,864,938
LyondellBasell Industries NV,
Sr. Unsec’d. Notes
5.000%	04/15/19		513	532,285
Sherwin-Williams Co. (The),
Sr. Unsec’d. Notes
2.250%	05/15/20		1,350	1,355,343

A650

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Chemicals (cont’d.)
2.750%	06/01/22	450	$453,029
3.125%	06/01/24	375	376,884
3.450%	06/01/27	5,550	5,588,591
Westlake Chemical Corp.,
Gtd. Notes
3.600%	08/15/26	650	649,166

			10,820,236

Commercial Services — 0.1%
Ecolab, Inc.,
Sr. Unsec’d. Notes
2.700%	11/01/26	1,250	1,201,057
5.500%	12/08/41	500	615,163
ERAC USA Finance LLC,
Gtd. Notes, 144A
3.300%	10/15/22	1,900	1,947,456

			3,763,676

Computers — 0.1%
Dell International LLC/EMC Corp.,
Sr. Sec’d. Notes, 144A
5.450%	06/15/23	1,550	1,696,319
Hewlett Packard Enterprise Co.,
Sr. Unsec’d. Notes
4.900%	10/15/25(a)	1,100	1,163,655

			2,859,974

Diversified Financial Services — 0.4%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Netherlands),
Gtd. Notes
4.625%	07/01/22	1,950	2,090,078
American Express Co.,
Sub. Notes
3.625%	12/05/24	875	903,241
Citigroup Global Markets Holdings, Inc.,
Gtd. Notes, EMTN
19.918%(s)	11/09/17	EGP 5,000	278,453
Gtd. Notes, EMTN, 144A
13.912%(s)	05/10/18	EGP 6,350	325,221
18.407%(s)	11/02/17	EGP 5,000	279,422
Gtd. Notes, MTN, 144A
19.688%(s)	07/12/18	EGP 5,000	249,436
GE Capital International Funding Co. Unlimited Co.,
Gtd. Notes
4.418%	11/15/35	1,583	1,721,351
International Lease Finance Corp.,
Sr. Sec’d. Notes, 144A
7.125%	09/01/18	1,550	1,622,921
Synchrony Financial,
Sr. Unsec’d. Notes
2.600%	01/15/19	850	855,444
3.000%	08/15/19	2,100	2,134,327
TD Ameritrade Holding Corp.,
Sr. Unsec’d. Notes
2.950%	04/01/22	2,650	2,704,506

			13,164,400

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Electric — 0.7%
Arizona Public Service Co.,
Sr. Unsec’d. Notes
2.950%	09/15/27		1,575	$1,559,785
Berkshire Hathaway Energy Co.,
Sr. Unsec’d. Notes
6.125%	04/01/36		1,875	2,406,772
Dominion Energy, Inc.,
Jr. Sub. Notes
2.579%	07/01/20		2,825	2,848,574
Duke Energy Corp.,
Sr. Unsec’d. Notes
3.150%	08/15/27		2,875	2,850,147
Enel Finance International NV (Italy),
Gtd. Notes, 144A
2.875%	05/25/22		2,000	2,012,957
Entergy Corp.,
Sr. Unsec’d. Notes
2.950%	09/01/26		1,100	1,063,774
Exelon Corp.,
Jr. Sub. Notes
3.497%	06/01/22		1,150	1,184,606
Florida Power & Light Co.,
First Mortgage
4.125%	02/01/42		1,919	2,064,125
Pacific Gas & Electric Co.,
Sr. Unsec’d. Notes
3.500%	06/15/25	(a)	1,350	1,393,314
Puget Sound Energy, Inc.,
Jr. Sub. Notes
6.974%	06/01/67		1,350	1,316,250
Ruwais Power Co. PJSC (United Arab Emirates),
Sr. Sec’d. Notes, 144A
6.000%	08/31/36		840	982,800
Southern California Edison Co.,
First Ref. Mortgage
4.050%	03/15/42		1,750	1,834,899
Southern Co. (The),
Sr. Unsec’d. Notes
2.350%	07/01/21		2,225	2,212,624

				23,730,627

Electronics — 0.0%
Amphenol Corp.,
Sr. Unsec’d. Notes
3.125%	09/15/21		1,350	1,375,939

Food — 0.2%
Kraft Heinz Foods Co.,
Gtd. Notes
2.800%	07/02/20		1,425	1,450,744
3.950%	07/15/25		625	643,726
4.375%	06/01/46		1,200	1,184,920
Smithfield Foods, Inc.,
Gtd. Notes, 144A
2.700%	01/31/20		1,150	1,153,541
Sr. Unsec’d. Notes, 144A
2.650%	10/03/21		3,350	3,346,635

				7,779,566

A651

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Gas — 0.1%
NiSource Finance Corp.,
Gtd. Notes
3.490%	05/15/27	3,100	$3,137,811

Healthcare-Products — 0.7%
Becton Dickinson & Co.,
Sr. Unsec’d. Notes
2.675%	12/15/19	2,004	2,028,061
2.894%	06/06/22	3,325	3,335,818
3.363%	06/06/24	4,925	4,970,948
4.685%	12/15/44	900	951,371
CR Bard, Inc.,
Sr. Unsec’d. Notes
3.000%	05/15/26	2,510	2,517,891
Medtronic, Inc.,
Gtd. Notes
2.500%	03/15/20	850	862,498
3.150%	03/15/22	1,525	1,579,065
Stryker Corp.,
Sr. Unsec’d. Notes
2.625%	03/15/21	575	581,868
3.375%	11/01/25	1,325	1,356,903
Thermo Fisher Scientific, Inc.,
Sr. Unsec’d. Notes
3.000%	04/15/23	1,700	1,728,093
3.650%	12/15/25	1,050	1,086,860

			20,999,376

Healthcare-Services — 0.1%
Aetna, Inc.,
Sr. Unsec’d. Notes
2.800%	06/15/23	850	855,228
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes
4.625%	07/15/35	1,075	1,232,035
4.750%	07/15/45	1,575	1,818,898

			3,906,161

Insurance — 0.6%
AIA Group Ltd. (Hong Kong),
Sr. Unsec’d. Notes, MTN, 144A
3.200%	03/11/25	2,075	2,075,613
Alleghany Corp.,
Sr. Unsec’d. Notes
5.625%	09/15/20	2,200	2,392,082
American International Group, Inc.,
Sr. Unsec’d. Notes
3.750%	07/10/25	2,025	2,091,231
4.800%	07/10/45	1,275	1,391,261
Brighthouse Financial, Inc.,
Sr. Unsec’d. Notes, 144A
3.700%	06/22/27	1,375	1,350,079
Chubb Corp. (The),
Gtd. Notes, 3 Month LIBOR + 2.250%
3.554%(c)	03/29/67	925	919,913
Hartford Financial Services Group, Inc. (The),
Sr. Unsec’d. Notes
5.125%	04/15/22	250	277,026

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Insurance (cont’d.)
MetLife, Inc.,
Sr. Unsec’d. Notes
4.050%	03/01/45		275	$279,546
Northwestern Mutual Life Insurance Co. (The),
Sub. Notes, 144A
3.850%	09/30/47		1,100	1,087,539
6.063%	03/30/40		2,500	3,288,728
Reliance Standard Life Global Funding II,
Sr. Sec’d. Notes, MTN, 144A
2.500%	01/15/20		2,575	2,586,845
Teachers Insurance & Annuity Association of America,
Sub. Notes, 144A
4.900%	09/15/44		605	683,277
XLIT Ltd. (Bermuda),
Gtd. Notes
4.450%	03/31/25		1,675	1,715,200

				20,138,340

Internet — 0.2%
Amazon.com, Inc.,
Sr. Unsec’d. Notes
3.300%	12/05/21		2,500	2,605,491
Expedia, Inc.,
Sr. Unsec’d. Notes, 144A
3.800%	02/15/28		2,200	2,180,572

				4,786,063

Lodging — 0.1%
Marriott International, Inc.,
Sr. Unsec’d. Notes
2.300%	01/15/22		2,625	2,591,499
2.875%	03/01/21		1,375	1,394,385

				3,985,884

Machinery-Diversified — 0.0%
Roper Technologies, Inc.,
Sr. Unsec’d. Notes
3.000%	12/15/20		1,300	1,326,336

Media — 0.4%
21st Century Fox America, Inc.,
Gtd. Notes
3.700%	09/15/24	(a)	2,600	2,698,062
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes
4.464%	07/23/22		3,400	3,597,290
4.908%	07/23/25		3,975	4,249,338
Time Warner Cable LLC,
Sr. Sec’d. Notes
5.000%	02/01/20		450	475,758
5.500%	09/01/41		670	695,678

				11,716,126

Miscellaneous Manufacturing — 0.0%
General Electric Co.,
Sr. Unsec’d. Notes, GMTN
6.150%	08/07/37		480	636,491

A652

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Multi-National — 0.4%
African Development Bank (Supranational Bank),
Sr. Unsec’d. Notes
7.375%	04/06/23		9,470	$11,730,158

Oil & Gas — 0.5%
Anadarko Petroleum Corp.,
Sr. Unsec’d. Notes
3.450%	07/15/24		210	208,406
5.550%	03/15/26	(a)	450	502,579
6.450%	09/15/36		1,025	1,212,571
Apache Corp.,
Sr. Unsec’d. Notes
2.625%	01/15/23		425	416,568
4.250%	01/15/44		1,745	1,638,697
ConocoPhillips Co.,
Gtd. Notes
3.350%	11/15/24	(a)	290	298,237
Devon Energy Corp.,
Sr. Unsec’d. Notes
4.000%	07/15/21		325	337,853
4.750%	05/15/42		660	668,182
5.600%	07/15/41		525	574,558
EQT Corp.,
Sr. Unsec’d. Notes
3.000%	10/01/22		1,425	1,428,323
Petroleos de Venezuela SA (Venezuela),
Gtd. Notes
6.000%	10/28/22		2,240	636,719
6.000%	11/15/26		350	106,225
Petroleos Mexicanos (Mexico),
Gtd. Notes
5.500%	06/27/44		153	142,673
5.625%	01/23/46		530	492,900
6.375%	02/04/21		53	58,062
6.375%	01/23/45		60	61,050
6.625%	06/15/35		20	21,550
Gtd. Notes, MTN
5.500%	02/04/19		80	83,360
Gtd. Notes, MTN, 144A
6.500%	03/13/27		1,700	1,883,991
6.750%	09/21/47		1,190	1,266,041
Pioneer Natural Resources Co.,
Sr. Unsec’d. Notes
3.450%	01/15/21		1,450	1,482,587
3.950%	07/15/22		425	446,605
Shell International Finance BV (Netherlands),
Gtd. Notes
4.550%	08/12/43		775	841,481

				14,809,218

Oil & Gas Services — 0.0%
FTS International, Inc.,
Sr. Sec’d. Notes, 3 Month LIBOR + 7.500%, 144A
8.820%(c)	06/15/20	(a)	275	279,469

Pharmaceuticals — 0.7%
AbbVie, Inc.,
Sr. Unsec’d. Notes
2.300%	05/14/21		1,625	1,622,323
2.500%	05/14/20		425	430,092

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Pharmaceuticals (cont’d.)
Allergan Funding SCS,
Gtd. Notes
4.850%	06/15/44		225	$245,005
Bayer US Finance LLC (Germany),
Gtd. Notes, 144A
3.000%	10/08/21		2,500	2,547,477
EMD Finance LLC (Germany),
Gtd. Notes, 144A
2.950%	03/19/22		2,575	2,617,207
Forest Laboratories LLC,
Gtd. Notes, 144A
4.375%	02/01/19		927	950,640
5.000%	12/15/21		1,025	1,120,223
Mylan NV,
Gtd. Notes
3.950%	06/15/26	(a)	3,075	3,130,671
Shire Acquisitions Investments Ireland DAC,
Gtd. Notes
1.900%	09/23/19		2,725	2,719,612
3.200%	09/23/26		1,300	1,281,563
Teva Pharmaceutical Finance Netherlands III BV (Israel),
Gtd. Notes
2.200%	07/21/21		1,275	1,227,575
2.800%	07/21/23	(a)	920	877,489
3.150%	10/01/26	(a)	450	414,763
Zoetis, Inc.,
Sr. Unsec’d. Notes
3.000%	09/12/27		1,700	1,679,766

				20,864,406

Pipelines — 0.8%
Columbia Pipeline Group, Inc.,
Gtd. Notes
3.300%	06/01/20		1,300	1,330,617
Enbridge, Inc. (Canada),
Sr. Unsec’d. Notes
2.900%	07/15/22		1,100	1,106,439
3.500%	06/10/24		875	888,546
Energy Transfer LP,
Sr. Unsec’d. Notes
4.650%	06/01/21		675	717,406
4.750%	01/15/26		525	552,654
EnLink Midstream Partners LP,
Sr. Unsec’d. Notes
4.850%	07/15/26		725	758,633
Enterprise Products Operating LLC,
Gtd. Notes, 3 Month LIBOR + 3.710%
5.018%(c)	08/01/66		1,425	1,425,713
Kinder Morgan Energy Partners LP,
Gtd. Notes
4.250%	09/01/24		1,200	1,245,316
Kinder Morgan, Inc.,
Gtd. Notes
3.050%	12/01/19		4,575	4,657,730
Plains All American Pipeline LP/PAA Finance Corp.,
Sr. Unsec’d. Notes
4.500%	12/15/26	(a)	2,075	2,105,939

A653

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Pipelines (cont’d.)
Sabine Pass Liquefaction LLC,
Sr. Sec’d. Notes
5.625%	03/01/25	2,550	$2,812,994
6.250%	03/15/22	1,750	1,968,303
Sunoco Logistics Partners Operations LP,
Gtd. Notes
4.250%	04/01/24	650	670,701
Western Gas Partners LP,
Sr. Unsec’d. Notes
3.950%	06/01/25	1,475	1,481,838
Williams Partners LP,
Sr. Unsec’d. Notes
3.600%	03/15/22	840	867,883
3.900%	01/15/25	1,575	1,607,391
4.000%	09/15/25	1,100	1,125,117

			25,323,220

Real Estate — 0.1%
American Campus Communities Operating Partnership LP,
Gtd. Notes
3.750%	04/15/23	3,000	3,087,711

Real Estate Investment Trusts (REITs) — 0.4%
American Tower Corp.,
Sr. Unsec’d. Notes
3.300%	02/15/21	1,075	1,101,524
Crown Castle International Corp.,
Sr. Unsec’d. Notes
2.250%	09/01/21	600	591,722
3.200%	09/01/24	1,000	995,253
3.650%	09/01/27	2,025	2,023,887
CubeSmart LP,
Gtd. Notes
4.375%	12/15/23	1,125	1,198,006
Kilroy Realty LP,
Gtd. Notes
3.800%	01/15/23	4,250	4,377,723
MPT Operating Partnership LP/MPT Finance Corp.,
Gtd. Notes
5.000%	10/15/27	1,320	1,353,000
Select Income REIT,
Sr. Unsec’d. Notes
2.850%	02/01/18	375	375,855
Ventas Realty LP,
Gtd. Notes
3.500%	02/01/25	1,250	1,254,879
VEREIT Operating Partnership LP,
Gtd. Notes
4.875%	06/01/26	500	535,331

			13,807,180

Retail — 0.2%
Alimentation Couche-Tard, Inc. (Canada),
Gtd. Notes, 144A
2.700%	07/26/22	1,400	1,404,535
3.550%	07/26/27	575	579,846
CVS Health Corp.,
Sr. Unsec’d. Notes
3.500%	07/20/22	1,700	1,768,471
4.000%	12/05/23	2,250	2,385,759

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Retail (cont’d.)
4.125%	05/15/21	1,275	$1,346,750

			7,485,361

Semiconductors — 0.3%
Broadcom Corp./Broadcom Cayman Finance Ltd.,
Gtd. Notes, 144A
3.000%	01/15/22	2,300	2,338,369
3.625%	01/15/24	2,650	2,722,549
3.875%	01/15/27	175	180,245
NXP BV/NXP Funding LLC (Netherlands),
Gtd. Notes, 144A
4.125%	06/15/20	1,000	1,043,750
4.125%	06/01/21	2,075	2,170,969
4.625%	06/01/23	225	241,875

			8,697,757

Software — 0.3%
Fidelity National Information Services, Inc.,
Sr. Unsec’d. Notes
3.625%	10/15/20	1,395	1,452,639
Fiserv, Inc.,
Sr. Unsec’d. Notes
2.700%	06/01/20	1,950	1,972,548
Microsoft Corp.,
Sr. Unsec’d. Notes
3.125%	11/03/25	2,200	2,260,356
Oracle Corp.,
Sr. Unsec’d. Notes
2.500%	05/15/22	2,200	2,232,330

			7,917,873

Telecommunications — 1.4%
America Movil SAB de CV (Mexico),
Sr. Unsec’d. Notes
6.000%	06/09/19	MXN 2,010	107,259
AT&T, Inc.,
Sr. Unsec’d. Notes
2.800%	02/17/21	300	303,573
3.000%	06/30/22	1,750	1,767,038
3.200%	03/01/22	1,575	1,606,250
3.400%	05/15/25	3,700	3,649,683
3.600%	02/17/23	2,878	2,961,134
3.800%	03/15/22	3,325	3,463,548
3.900%	08/14/27	3,300	3,306,424
4.125%	02/17/26	1,600	1,641,740
Cisco Systems, Inc.,
Sr. Unsec’d. Notes
2.200%	02/28/21	1,275	1,282,391
Telefonica Emisiones SAU (Spain),
Gtd. Notes
3.192%	04/27/18	1,900	1,915,380
5.462%	02/16/21	2,225	2,438,774
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
2.625%	08/15/26	1,375	1,291,228
2.946%	03/15/22	6,136	6,239,970
4.125%	08/15/46	25	22,727
4.862%	08/21/46	100	101,366
5.150%	09/15/23	9,915	11,114,393

			43,212,878

A654

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Trucking & Leasing — 0.1%
Penske Truck Leasing Co. LP/PTL Finance Corp.,
Sr. Unsec’d. Notes, 144A
3.375%	02/01/22		875	$898,423
4.875%	07/11/22		1,075	1,170,640

				2,069,063

TOTAL CORPORATE BONDS (cost $455,188,368)				461,674,231

FOREIGN GOVERNMENT BONDS — 1.9%
Argentina Bonar Bonds (Argentina),
Bonds, Argentina Deposit Rates Badlar Private Banks ARS 30 to 35 Days + 2.000%
23.450%(c)	04/03/22	ARS	210	11,971
23.662%(c)	10/09/17	ARS	1,055	60,794
Sr. Unsec’d. Notes, Argentina Deposit Rates Badlar Private Banks ARS 30 to 35 Days + 2.500%
23.904%(c)	03/11/19	ARS	2,650	154,205
24.105%(c)	03/01/18	ARS	1,450	83,400
24.605%(c)	03/01/20	ARS	1,200	70,794
Argentina POM Politica Monetaria (Argentina),
Bonds, Argentina Central Bank 7D Repo Reference Rate + 0.000%
26.250%(c)	06/21/20	ARS	29,765	1,793,515
Argentine Bonos del Tesoro (Argentina),
Bonds
15.500%	10/17/26	ARS	1,280	78,486
22.750%	03/05/18	ARS	600	34,242
Unsec’d. Notes
18.200%	10/03/21	ARS	70	4,163
Argentine Republic Government International Bond (Argentina),
Sr. Unsec’d. Notes
2.260%(cc)	12/31/38	EUR	10	8,037
2.500%(cc)	12/31/38		40	28,199
Sr. Unsec’d. Notes, 144A
7.125%	06/28/17		260	259,479
Unsec’d. Notes
5.000%	01/15/27	EUR	200	233,443
Bonos De La Tesoreria De La Republica En Pesos (Chile),
Bonds
4.500%	03/01/21	CLP	330,000	529,125
4.500%	03/01/26	CLP	235,000	369,909
5.000%	03/01/35	CLP	130,000	206,118
Unsec’d. Notes
4.500%	02/28/21	CLP	100,000	160,295
Brazil Letras do Tesouro Nacional (Brazil),
Bills
14.143%(s)	07/01/20	BRL	2,467	623,878
Brazil Notas do Tesouro Nacional (Brazil),
Notes
6.000%	08/15/50	BRL	230	248,492
10.000%	01/01/23	BRL	4,198	1,362,997
10.000%	01/01/25	BRL	1,022	330,076
10.000%	01/01/27	BRL	4,514	1,446,539
Chile Government International Bond (Chile),
Sr. Unsec’d. Notes
5.500%	08/05/20	CLP	258,500	428,527

Interest Rate	Maturity Date	Principal Amount (000)#		Value
FOREIGN GOVERNMENT BONDS (Continued)
Colombia Government International Bond (Colombia),
Sr. Unsec’d. Notes
3.875%	04/25/27		1,060	$1,076,959
4.375%	03/21/23	COP	239,000	77,725
7.750%	04/14/21	COP	440,000	159,590
Colombian TES (Colombia),
Bonds
6.000%	04/28/28	COP	547,000	177,675
7.000%	05/04/22	COP	2,116,000	746,311
7.000%	06/30/32	COP	645,200	220,643
7.500%	08/26/26	COP	1,695,600	614,063
7.750%	09/18/30	COP	210,100	77,937
10.000%	07/24/24	COP	940,900	384,692
11.250%	10/24/18	COP	21,000	7,623
Bonds, TIPS
3.300%	03/17/27	COP	920	80,501
3.500%	03/10/21	COP	5,015	442,684
3.500%	05/07/25	COP	290	25,941
4.750%	02/23/23	COP	11,300	1,064,641
Notes
5.000%	11/21/18	COP	2,551,000	868,096
Dominican Republic International Bond (Dominican Republic),
Bonds
11.500%	05/10/24	DOP	100	2,230
Sr. Unsec’d. Notes, 144A
6.850%	01/27/45		160	178,999
Unsec’d. Notes
11.375%	07/06/29	DOP	100	2,180
Hungary Government Bond (Hungary),
Bonds
2.750%	12/22/26	HUF	127,270	492,412
3.000%	06/26/24	HUF	320,350	1,297,414
3.250%	10/22/31	HUF	3,520	13,306
5.500%	06/24/25	HUF	89,060	414,759
6.750%	10/22/28	HUF	1,340	6,944
Indonesia Government International Bond (Indonesia),
Sr. Unsec’d. Notes, MTN
4.125%	01/15/25		570	598,199
5.875%	01/15/24		510	584,645
Sr. Unsec’d. Notes, MTN, 144A
3.850%	07/18/27		1,550	1,592,840
4.125%	01/15/25		550	577,210
4.750%	01/08/26		470	512,453
4.750%	07/18/47		1,450	1,528,789
Indonesia Treasury Bond (Indonesia),
Sr. Unsec’d. Notes
7.875%	04/15/19	IDR	2,000,000	153,538
8.250%	06/15/32	IDR	1,000,000	83,103
8.375%	03/15/24	IDR	1,635,000	134,278
9.000%	03/15/29	IDR	4,100,000	357,447
Malaysia Government Bond (Malaysia),
Sr. Unsec’d. Notes
3.314%	10/31/17	MYR	6,400	1,515,981
3.418%	08/15/22	MYR	620	145,102
3.480%	03/15/23	MYR	530	123,729
3.580%	09/28/18	MYR	3,230	768,318
3.654%	10/31/19	MYR	930	221,746
3.759%	03/15/19	MYR	200	47,790
3.800%	08/17/23	MYR	270	64,045
3.889%	07/31/20	MYR	100	23,998

A655

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
FOREIGN GOVERNMENT BONDS (Continued)
3.955%	09/15/25	MYR	360	$85,117
4.048%	09/30/21	MYR	560	134,894
4.160%	07/15/21	MYR	130	31,469
4.232%	06/30/31	MYR	980	228,260
4.240%	02/07/18	MYR	470	111,776
4.254%	05/31/35	MYR	570	131,786
4.378%	11/29/19	MYR	1,440	348,825
4.498%	04/15/30	MYR	1,390	334,049
4.736%	03/15/46	MYR	450	105,191
5.734%	07/30/19	MYR	480	118,577
Malaysia Government Investment Issue (Malaysia),
Sr. Unsec’d. Notes
3.743%	08/26/21	MYR	500	118,584
3.872%	08/30/18	MYR	250	59,603
4.045%	08/15/24	MYR	440	104,246
4.245%	09/30/30	MYR	650	151,144
4.786%	10/31/35	MYR	370	89,147
Mexican Bonos (Mexico),
Bonds
6.500%	06/10/21	MXN	4,799	261,922
6.500%	06/09/22	MXN	15,115	822,845
7.500%	06/03/27	MXN	400	22,904
7.750%	05/29/31	MXN	6,137	357,203
8.000%	06/11/20	MXN	4,128	233,932
8.000%	11/07/47	MXN	601	36,011
8.500%	12/13/18	MXN	1,684	94,026
10.000%	12/05/24	MXN	95	6,203
10.000%	11/20/36	MXN	4,138	293,377
Sr. Unsec’d. Notes
7.750%	11/23/34	MXN	907	52,829
7.750%	11/13/42	MXN	2,188	127,256
8.000%	12/07/23	MXN	746	43,605
8.500%	05/31/29	MXN	2,363	145,683
8.500%	11/18/38	MXN	186	11,639
Peru Government Bond (Peru),
Sr. Unsec’d. Notes, 144A
6.150%	08/12/32	PEN	1,600	516,084
Peruvian Government International Bond (Peru),
Bonds
6.714%	02/12/55	PEN	133	42,641
Sr. Unsec’d. Notes
5.200%	09/12/23	PEN	2,303	733,179
6.850%	02/12/42	PEN	567	187,257
6.900%	08/12/37	PEN	580	199,208
6.950%	08/12/31	PEN	647	223,585
7.840%	08/12/20	PEN	180	61,315
8.200%	08/12/26	PEN	106	40,116
Sr. Unsec’d. Notes, 144A
6.350%	08/12/28	PEN	1,372	454,679
Unsec’d. Notes
5.700%	08/12/24	PEN	914	297,068
Unsec’d. Notes, 144A
5.700%	08/12/24	PEN	1,045	339,646
Poland Government Bond (Poland),
Bonds
1.500%	04/25/20	PLN	2,370	640,920
2.000%	04/25/21	PLN	10,310	2,792,939
2.250%	04/25/22	PLN	5,260	1,416,409

Interest Rate	Maturity Date	Principal Amount (000)#		Value
FOREIGN GOVERNMENT BONDS (Continued)
Republic of South Africa Government Bond (South Africa),
Sr. Unsec’d. Notes
6.250%	03/31/36	ZAR	2,270	$120,905
Romania Government Bond (Romania),
Bonds
3.250%	04/29/24	RON	1,240	311,553
4.750%	02/24/25	RON	990	268,824
5.800%	07/26/27	RON	840	243,859
5.850%	04/26/23	RON	990	286,353
Russian Federal Bond (Russia),
Bonds
6.700%	05/15/19	RUB	27,200	467,130
7.000%	01/25/23	RUB	31,100	528,473
7.000%	08/16/23	RUB	25,440	431,844
7.050%	01/19/28	RUB	4,980	83,986
7.400%	12/07/22	RUB	13,590	235,299
7.600%	07/20/22	RUB	850	14,855
7.700%	03/23/33	RUB	101,520	1,760,903
7.750%	09/16/26	RUB	46,540	822,301
8.500%	09/17/31	RUB	68,410	1,281,202
Russian Federal Bond - OFZ (Russia),
Bonds
7.100%	10/16/24	RUB	6,680	113,476
South Africa Government Bond (South Africa),
Bonds
8.000%	01/31/30	ZAR	3,010	204,584
8.250%	03/31/32	ZAR	23,305	1,573,990
8.500%	01/31/37	ZAR	25,755	1,712,656
8.750%	01/31/44	ZAR	8,013	534,281
8.750%	02/28/48	ZAR	410	27,387
8.875%	02/28/35	ZAR	13,515	943,185
9.000%	01/31/40	ZAR	18,810	1,291,645
Thailand Government Bond (Thailand),
Sr. Unsec’d. Notes
1.875%	06/17/22	THB	30,000	904,492
2.550%	06/26/20	THB	6,180	190,286
3.580%	12/17/27	THB	5,900	194,602
3.650%	12/17/21	THB	37,925	1,229,125
3.650%	06/20/31	THB	13,480	447,105
3.850%	12/12/25	THB	15,860	533,346
3.875%	06/13/19	THB	3,730	116,360
Sr. Unsec’d. Notes, TIPS
1.200%	07/14/21	THB	8,800	279,339
1.250%	03/12/28	THB	38,650	1,141,856
Turkey Government Bond (Turkey),
Bonds
7.400%	02/05/20	TRY	1,900	490,738
8.000%	03/12/25	TRY	440	106,573
9.200%	09/22/21	TRY	2,820	746,958
9.400%	07/08/20	TRY	3,080	827,281
10.500%	08/11/27	TRY	620	172,012
10.600%	02/11/26	TRY	2,020	564,111
11.000%	03/02/22	TRY	1,400	395,290
Uruguay Government International Bond (Uruguay),
Sr. Unsec’d. Notes, 144A
8.500%	03/15/28	UYU	2,475	88,091
Sr. Unsec’d. Notes, TIPS
4.375%	12/15/28	UYU	1,490	93,462

TOTAL FOREIGN GOVERNMENT BONDS (cost $60,225,129)				$60,380,087

A656

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
MUNICIPAL BONDS — 0.3%
California — 0.2%
State of California,
General Obligation Unlimited, BABs
7.550%	04/01/39	3,300	5,074,739

Illinois — 0.1%
State of Illinois,
General Obligation Unlimited
5.100%	06/01/33	2,920	2,951,302
General Obligation Unlimited, BABs
6.630%	02/01/35	1,105	1,253,181
7.350%	07/01/35	220	258,859

			4,463,342

TOTAL MUNICIPAL BONDS (cost $9,210,957)			9,538,081

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 0.6%
Fannie Mae REMICS,
Series 2007-33, Class HF, 1 Month LIBOR + 0.350%
1.587%(c)	04/25/37	344	344,111
Series 2011-52, Class GB
5.000%	06/25/41	1,451	1,588,525
Series 2011-99, Class DB
5.000%	10/25/41	1,415	1,551,446
Series 2012-111, Class B
7.000%	10/25/42	228	260,377
Series 2012-153, Class B
7.000%	07/25/42	851	984,234
Freddie Mac REMICS,
Series 2755, Class ZA
5.000%	02/15/34	703	766,954
Series 4273, Class PD
6.500%	11/15/43	1,443	1,661,785
Mortgage Repurchase Agreement Financing Trust,
Series 2016-1, Class A2, 1 Month LIBOR + 0.950%, 144A
2.185%(c)	04/10/19	1,900	1,900,040
Series 2017-1, Class A1, 1 Month LIBOR + 0.850%, 144A
2.085%(c)	07/10/19	2,600	2,600,668
Series 2017-2, Class A1, 1 Month LIBOR + 0.550%, 144A
1.779%(c)	08/12/19	8,550	8,550,693

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $19,998,430)			20,208,833

U.S. GOVERNMENT AGENCY OBLIGATIONS — 10.4%
Federal Farm Credit Banks
3.280%	05/20/32	2,400	2,462,611
Federal Home Loan Banks
2.125%	06/09/23	6,100	6,116,940
3.375%	09/08/23	3,400	3,625,947
5.375%	08/15/24	1,400	1,668,325
Federal Home Loan Mortgage Corp.
3.000%	05/01/42	150	151,411
3.000%	07/01/42	22	22,552
3.000%	08/01/42	146	146,917

Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
3.000%	08/01/42	32	$32,219
3.000%	08/01/42	25	25,163
3.000%	10/01/42	82	82,679
3.000%	10/01/42	20	20,106
3.000%	12/01/42	24	24,084
3.000%	01/01/43	176	177,638
3.000%	02/01/43	418	422,243
3.000%	02/01/43	176	177,517
3.000%	03/01/43	1,099	1,108,960
3.000%	03/01/43	903	911,719
3.000%	06/01/43	667	673,446
3.500%	06/01/42	258	268,553
3.500%	04/01/43	7,148	7,408,823
3.500%	06/01/46	881	917,351
4.000%	02/01/41	47	49,428
4.000%	02/01/41	27	28,573
5.000%	04/01/33	50	53,938
5.000%	04/01/33	39	42,353
5.000%	08/01/33	293	320,959
5.000%	08/01/33	2	1,691
5.000%	09/01/33	6	6,264
5.000%	09/01/33	1	918
5.000%	10/01/33	1	1,136
5.000%	04/01/34	1	1,595
5.000%	11/01/34	8	8,470
5.000%	12/01/34	240	261,401
5.000%	12/01/34	193	211,137
5.000%	07/01/35	1	1,623
5.000%	11/01/35	6	6,151
5.000%	04/01/37	243	266,069
5.000%	01/01/39	34	37,920
5.000%	04/01/39	255	279,478
5.000%	07/01/39	36	38,874
5.500%	01/01/36	3	3,871
5.500%	12/01/36	509	569,020
5.500%	08/01/37	33	36,294
5.500%	05/01/40	42	46,787
5.500%	08/01/40	1,188	1,323,447
5.500%	08/01/40	309	344,097
7.000%	02/01/39	781	904,354
Federal National Mortgage Assoc.
1.875%	09/24/26	8,000	7,594,095
3.000%	11/01/42	26	26,649
3.000%	12/01/42	995	1,003,286
3.000%	12/01/42	272	273,943
3.000%	12/01/42	90	90,951
3.000%	12/01/42	58	59,078
3.000%	12/01/42	53	53,335
3.000%	12/01/42	47	47,151
3.000%	12/01/42	23	22,811
3.000%	12/01/42	22	22,229
3.000%	01/01/43	251	253,186
3.000%	01/01/43	124	125,235
3.000%	01/01/43	92	92,764
3.000%	01/01/43	54	54,546
3.000%	01/01/43	39	39,152
3.000%	01/01/43	37	37,794
3.000%	01/01/43	31	31,006

A657

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
3.000%	01/01/43	27	$27,686
3.000%	01/01/43	26	26,178
3.000%	01/01/43	24	23,818
3.000%	01/01/43	22	22,379
3.000%	01/01/43	22	22,252
3.000%	01/01/43	22	22,231
3.000%	01/01/43	18	18,460
3.000%	03/01/43	1,657	1,673,461
3.000%	03/01/43	516	521,610
3.000%	03/01/43	236	238,701
3.000%	03/01/43	38	38,395
3.000%	03/01/43	36	35,972
3.000%	04/01/43	2,076	2,096,584
3.000%	04/01/43	273	275,603
3.000%	04/01/43	264	266,877
3.000%	04/01/43	230	232,323
3.000%	04/01/43	129	130,365
3.000%	04/01/43	72	73,045
3.000%	04/01/43	53	53,196
3.000%	05/01/43	1,045	1,055,940
3.000%	05/01/43	555	560,950
3.000%	05/01/43	480	484,479
3.000%	05/01/43	247	249,411
3.000%	05/01/43	121	122,595
3.000%	05/01/43	105	105,961
3.000%	03/01/44	915	922,296
3.500%	TBA(tt)	33,000	34,019,647
3.500%	11/01/41	57	59,090
3.500%	06/01/42	69	71,958
3.500%	10/01/42	1,541	1,594,186
3.500%	10/01/42	40	41,761
3.500%	04/01/43	99	102,196
3.500%	05/01/43	122	126,205
3.500%	07/01/43	1,143	1,180,779
3.500%	07/01/43	927	958,343
3.500%	07/01/43	877	906,096
3.500%	07/01/43	292	301,810
3.500%	07/01/43	104	107,528
3.500%	07/01/43	88	91,179
3.500%	07/01/43	70	72,765
3.500%	07/01/43	69	70,825
3.500%	08/01/43	237	244,621
3.500%	08/01/43	214	221,035
3.500%	08/01/43	114	118,173
3.500%	08/01/43	85	87,826
3.500%	08/01/43	73	75,160
3.500%	08/01/43	60	62,735
3.500%	09/01/43	70	72,692
3.500%	01/01/44	176	182,997
3.500%	04/01/45	441	457,027
3.500%	04/01/45	25	25,528
3.500%	06/01/45	72	75,040
3.500%	06/01/45	47	49,103
3.500%	07/01/45	37	38,242
3.500%	07/01/45	32	33,066
3.500%	09/01/45	46	47,303
3.500%	10/01/45	89	92,342
3.500%	10/01/45	29	29,992

Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
3.500%	11/01/45	46	$47,558
3.500%	11/01/45	37	38,823
3.500%	12/01/45	874	905,851
3.500%	12/01/45	43	45,086
3.500%	01/01/46	126	130,854
3.500%	05/01/46	1,494	1,548,189
3.500%	06/01/46	1,862	1,930,916
3.500%	06/01/46	911	947,027
4.000%	TBA(tt)	58,000	61,067,655
4.000%	11/01/45	988	1,040,323
4.500%	04/01/45	5,342	5,859,465
4.500%	05/01/45	626	686,056
5.000%	08/01/33	66	73,028
5.000%	11/01/35	126	138,199
5.000%	05/01/37	175	191,754
5.000%	03/01/38	66	72,243
5.000%	04/01/39	704	767,771
5.000%	06/01/39	30	32,660
5.000%	09/01/39	466	509,441
5.000%	10/01/39	185	202,520
5.000%	01/01/40	94	102,059
5.000%	08/01/40	450	491,885
5.000%	11/01/40	263	287,561
5.000%	11/01/40	160	177,530
5.000%	11/01/40	156	170,320
5.000%	02/01/41	466	508,014
5.000%	02/01/41	33	35,984
5.000%	08/01/41	780	855,437
5.000%	08/01/41	349	381,061
5.000%	09/01/41	26	28,806
5.000%	10/01/41	217	237,575
5.000%	12/01/41	60	65,428
5.000%	03/01/42	674	735,799
5.000%	10/01/43	451	492,048
5.000%	10/01/43	8	8,288
5.000%	05/01/44	506	551,799
5.000%	12/01/44	897	979,507
5.000%	01/01/45	1,304	1,422,798
5.500%	03/01/33	2	1,842
5.500%	04/01/33	156	178,313
5.500%	12/01/33	38	42,952
5.500%	03/01/34	3	3,743
5.500%	09/01/34	7	8,369
5.500%	05/01/35	7	7,790
5.500%	07/01/35	3	2,993
5.500%	08/01/37	1,404	1,572,829
5.500%	02/01/38	18	19,778
6.000%	02/01/26	7	8,266
6.000%	04/01/34	11	13,200
6.000%	06/01/35	21	23,576
6.000%	07/01/35	154	175,803
6.000%	07/01/35	80	89,466
6.000%	10/01/35	194	219,024
6.000%	02/01/36	13	15,055
6.000%	06/01/36	251	282,471
6.000%	02/01/37	13	14,190
6.000%	03/01/37	2	2,188
6.000%	04/01/37	7	8,033

A658

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
6.000%	05/01/37	25		$28,934
6.000%	05/01/37	25		28,876
6.000%	05/01/37	13		15,287
6.000%	06/01/37	11		12,975
6.000%	06/01/37	8		8,549
6.000%	06/01/37	6		6,814
6.000%	06/01/37	1		1,137
6.000%	08/01/37	16		18,214
6.000%	08/01/37	16		17,962
6.000%	09/01/37	113		128,446
6.000%	09/01/37	26		29,211
6.000%	09/01/37	11		12,061
6.000%	12/01/37	17		19,384
6.000%	02/01/38	8		9,296
6.000%	02/01/38	—	(r)	372
6.000%	03/01/38	28		31,880
6.000%	05/01/38	114		129,648
6.000%	09/01/38	165		188,235
6.000%	09/01/38	148		167,871
6.000%	09/01/38	11		12,232
6.000%	09/01/38	5		5,296
6.000%	10/01/38	3		3,330
6.000%	11/01/38	15		16,558
6.000%	01/01/39	20		22,691
6.000%	02/01/39	24		27,625
6.000%	07/01/39	127		143,266
6.000%	09/01/39	23		25,573
6.000%	09/01/39	10		11,436
6.000%	10/01/39	12		13,613
6.000%	11/01/39	26		28,993
6.000%	12/01/39	60		67,755
6.000%	04/01/40	11		12,900
6.000%	06/01/40	22		25,485
6.000%	10/01/40	8		9,459
6.000%	05/01/41	12		13,581
6.250%	05/15/29	2,100		2,827,948
7.000%	03/01/39	452		515,718
Government National Mortgage Assoc.
4.000%	TBA(tt)	5,000		5,260,937
4.000%	02/20/41	11		11,326
4.000%	10/20/41	3		2,752
4.000%	11/20/41	16		17,407
4.000%	04/20/42	9		9,325
4.000%	10/20/42	5		5,055
4.000%	08/20/43	92		97,207
4.000%	10/20/43	15,624		16,628,618
4.000%	03/20/44	9		10,070
4.000%	05/20/44	12		12,246
4.000%	11/20/44	802		849,447
4.000%	05/20/45	86		91,628
4.000%	06/20/45	1,212		1,285,218
4.000%	07/20/45	4,114		4,355,919
4.000%	08/20/45	3,243		3,433,589
4.000%	09/20/45	3,584		3,794,662
4.000%	10/20/45	5,683		6,016,598
4.000%	11/20/45	1,229		1,303,310
4.000%	01/20/46	2,935		3,106,203

Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
4.000%	02/20/46	7,417	$7,849,253
4.000%	03/20/46	21,412	22,735,691
4.000%	04/20/46	7,379	7,806,676
4.000%	05/20/47	9,802	10,337,112
4.000%	06/20/47	21,746	22,982,345
4.000%	07/20/47	8,953	9,463,745
4.000%	08/20/47	5,987	6,333,975
4.000%	09/20/47	4,000	4,228,414
5.000%	07/15/40	494	542,540
5.500%	11/15/32	49	55,518
5.500%	11/15/32	42	46,795
5.500%	01/15/33	56	62,977
5.500%	02/15/33	115	129,643
5.500%	03/15/33	62	68,873
5.500%	03/15/33	49	54,272
5.500%	07/15/33	57	64,367
5.500%	07/15/33	52	58,696
5.500%	08/15/33	57	64,153
5.500%	09/15/33	38	42,034
5.500%	04/15/34	70	79,148
5.500%	05/15/34	33	36,477
5.500%	09/15/34	454	507,564
5.500%	09/15/34	67	76,086
5.500%	12/15/34	475	532,860
5.500%	01/15/35	405	454,706
Israel Government USAID Bond, Gov’t. Gtd. Notes
5.500%	12/04/23	700	829,728
5.500%	04/26/24	5,000	5,993,354
5.500%	09/18/33	2,159	2,904,990

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $332,580,713)			333,765,600

U.S. TREASURY OBLIGATIONS — 10.9%
U.S. Treasury Bonds
2.875%	08/15/45	8,300	8,335,664
2.875%	11/15/46	25,850	25,941,889
3.000%	05/15/45	940	967,906
3.000%	11/15/45	15,640	16,087,817
3.125%	02/15/43	520	548,702
3.125%	08/15/44	600	632,977
3.625%	02/15/44	14,880	17,097,469
U.S. Treasury Inflation Indexed Bonds, TIPS
0.125%	04/15/18	18,500	19,598,968
0.125%	04/15/19	1,400	1,468,038
0.125%	04/15/21	2,700	2,797,464
0.250%	01/15/25	2,350	2,404,726
0.875%	02/15/47	1,000	999,361
2.500%	01/15/29	1,800	2,477,477
U.S. Treasury Notes
1.125%	06/30/21	45,420	44,369,663
1.125%	07/31/21	18,260	17,815,626
1.250%	11/30/18	55,210	55,119,421
1.375%	04/30/21	40,160	39,651,725
1.500%	08/15/20(a)	2,100	2,093,766
1.625%	05/15/26	11,840	11,230,425
1.875%	04/30/22	140	139,874

A659

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. TREASURY OBLIGATIONS (Continued)
1.875%	10/31/22	4,720	$4,703,038
2.125%	07/31/24	10,850	10,834,318
2.250%	11/15/25	45,350	45,348,229
U.S. Treasury Strip Coupon
2.664%(s)	11/15/37	26,400	14,975,068
3.305%(s)	11/15/41	6,000	2,964,722

TOTAL U.S. TREASURY OBLIGATIONS (cost $347,179,140)			348,604,333

TOTAL LONG-TERM INVESTMENTS (cost $2,581,440,341)			2,709,481,658

		Shares
SHORT-TERM INVESTMENTS — 19.3%

AFFILIATED MUTUAL FUNDS — 19.3%
Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund(w)		563,950,379	563,950,379
Prudential Investment Portfolios 2 - Prudential Institutional Money Market Fund (cost $56,043,141; includes $55,993,823 of cash collateral for securities on loan)(b)(w)		56,037,537	56,043,141

TOTAL AFFILIATED MUTUAL FUNDS (cost $619,993,520)			619,993,520

OPTIONS PURCHASED* — 0.0%
(cost $975,517)			684,009

TOTAL SHORT-TERM INVESTMENTS (cost $620,969,037)			620,677,529

TOTAL INVESTMENTS, BEFORE SECURITIES SOLD SHORT — 103.8% (cost $3,202,409,378)			3,330,159,187

Interest Rate	Maturity Date	Principal Amount (000)#
SECURITIES SOLD SHORT — (0.9)%
U.S. GOVERNMENT AGENCY OBLIGATIONS — (0.9)%
Federal Home Loan Mortgage Corp.
3.500%	TBA(tt)	8,000	(8,250,941)
Federal National Mortgage Assoc.
3.000%	TBA(tt)	11,000	(11,036,093)
Government National Mortgage Assoc.
4.000%	TBA(tt)	10,000	(10,530,859)

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (proceeds received $29,968,516)			(29,817,893)

Value
TOTAL INVESTMENTS, NET OF SECURITIES SOLD SHORT — 102.9% (cost $3,172,440,862)	$3,300,341,294
Liabilities in excess of other assets(z) — (2.9)%	(91,751,847)

NET ASSETS — 100.0%	$3,208,589,447

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.

^	Indicates a Level 3 security. The aggregate value of Level 3 securities is $10,197,685 and 0.3% of net assets.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $54,801,676; cash collateral of $55,993,823 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.

(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at September 30, 2017.

(cc)	Variable rate instrument. The rate shown is based on the latest available information as of September 30, 2017. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(p)	Interest rate not available as of September 30, 2017.

(r)	Less than $500 par.

(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.

(tt)	All or partial principal amount represents “TBA” mortgage dollar rolls. The aggregate mortgage dollar roll principal amount of $125,000,000 is 3.9% of net assets.

(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund and Prudential Institutional Money Market Fund.

(z)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end, with the exception of options which are included in net assets at market value:

A660

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Exchange Traded Options - Purchased

Description	Call/ Put	Expiration Date	Strike Price	Contracts	Notional Amount (000)#	Value
S&P 500 Index	Call	12/29/17	$2,535.00	118	12	$464,157
Euro Dollar Futures	Put	06/15/18	$98.00	13	33	5,038

						$469,195

OTC Traded Options - Purchased

Description	Call/ Put	Counterparty	Expiration Date	Strike Price		Contracts	Notional Amount (000)#		Value
Euro STOXX 50 Index	Call	Morgan Stanley	12/29/17	EUR	3,735.76	71	EUR	7	$214,814

Futures contracts outstanding at September 30, 2017:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Current Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Long Positions:
259	2 Year U.S. Treasury Notes	Dec. 2017	$56,029,186	$55,867,110	$(162,076)
767	10 Year U.S. Treasury Notes	Dec. 2017	96,978,818	96,114,688	(864,130)
117	10 Year U.S. Ultra U.S. Treasury Notes	Dec. 2017	15,901,281	15,716,391	(184,890)
8	20 Year U.S. Treasury Bonds	Dec. 2017	1,241,379	1,222,500	(18,879)
192	30 Year U.S. Ultra Treasury Bonds	Dec. 2017	32,320,080	31,704,000	(616,080)
38	Amsterdam Index	Oct. 2017	4,707,883	4,822,645	114,762
47	ASX SPI 200 Index	Dec. 2017	5,237,634	5,224,025	(13,609)
178	CAC40 10 Euro	Oct. 2017	10,899,019	11,205,732	306,713
26	DAX Index	Dec. 2017	9,569,082	9,831,817	262,735
169	Euro STOXX 50 Index	Dec. 2017	6,952,164	7,142,702	190,538
432	Euro STOXX 600 Index	Dec. 2017	9,650,944	9,861,812	210,868
156	FTSE 100 Index	Dec. 2017	15,390,455	15,321,559	(68,896)
11	FTSE/MIB Index	Dec. 2017	1,429,441	1,471,174	41,733
271	Hang Seng China Enterprises Index	Oct. 2017	18,996,876	18,917,546	(79,330)
14	Hang Seng China Enterprises Index	Oct. 2017	2,464,012	2,465,627	1,615
21	IBEX 35 Index	Oct. 2017	2,562,948	2,564,130	1,182
1,416	Mini MSCI Emerging Markets Index	Dec. 2017	78,161,935	77,122,439	(1,039,496)
191	OMXS30 Index	Oct. 2017	3,683,437	3,838,221	154,784
1,518	Russell 2000 Mini Index	Dec. 2017	107,459,220	113,311,109	5,851,889
1,129	S&P 500 E-Mini Index	Dec. 2017	139,561,445	142,033,844	2,472,399
50	S&P/TSX 60 Index	Dec. 2017	7,023,841	7,362,853	339,012
702	SGX MSCI Singapore index	Oct. 2017	18,544,111	18,618,047	73,936
308	TOPIX Index	Dec. 2017	44,149,872	45,847,590	1,697,718

					8,672,498

Short Positions:
277	90 Day Euro Dollar	Dec. 2018	67,934,470	67,958,488	(24,018)
350	5 Year U.S. Treasury Notes	Dec. 2017	41,354,377	41,125,000	229,377
649	30 Year Euro Buxl	Dec. 2017	126,880,156	125,228,389	1,651,767

					1,857,126

					$10,529,624

Cash and foreign currency of $27,509,294 has been segregated with Barclays Capital Group to cover requirements for open futures contracts at September 30, 2017.

A661

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Forward foreign currency exchange contracts outstanding at September 30, 2017:

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts:
Argentine Peso,
Expiring 10/05/17	Morgan Stanley	ARS	3,043	$173,000	$175,148	$2,148
Expiring 10/10/17	Morgan Stanley	ARS	3,487	197,570	200,139	2,569
Expiring 10/10/17	Morgan Stanley	ARS	1,057	59,256	60,647	1,391
Expiring 10/11/17	Morgan Stanley	ARS	1,451	83,051	83,237	186
Expiring 10/12/17	Morgan Stanley	ARS	723	41,344	41,448	104
Expiring 10/25/17	Morgan Stanley	ARS	3,605	205,269	205,176	(93)
Expiring 10/30/17	Morgan Stanley	ARS	2,451	137,000	139,122	2,122
Expiring 10/30/17	Morgan Stanley	ARS	367	20,453	20,835	382
Expiring 11/02/17	Morgan Stanley	ARS	2,891	162,171	163,794	1,623
Expiring 11/03/17	Morgan Stanley	ARS	3,043	172,722	172,288	(434)
Expiring 11/08/17	Morgan Stanley	ARS	3,628	204,419	204,908	489
Expiring 11/13/17	Morgan Stanley	ARS	1,108	62,290	62,374	84
Expiring 11/17/17	Morgan Stanley	ARS	2,570	144,194	144,399	205
Australian Dollar,
Expiring 12/20/17	Morgan Stanley	AUD	7,130	5,743,661	5,587,329	(156,332)
Expiring 12/20/17	Morgan Stanley	AUD	540	431,884	423,164	(8,720)
Expiring 12/20/17	Morgan Stanley	AUD	90	72,235	70,528	(1,707)
Brazilian Real,
Expiring 10/03/17	Morgan Stanley	BRL	30,140	9,529,832	9,510,917	(18,915)
Expiring 10/03/17	Morgan Stanley	BRL	8,897	2,789,319	2,807,504	18,185
Expiring 10/03/17	Morgan Stanley	BRL	1,955	614,000	617,013	3,013
Expiring 10/03/17	Morgan Stanley	BRL	1,445	460,899	456,075	(4,824)
Expiring 10/03/17	Morgan Stanley	BRL	713	227,000	224,843	(2,157)
Expiring 10/03/17	Morgan Stanley	BRL	709	226,000	223,665	(2,335)
Expiring 10/03/17	Morgan Stanley	BRL	706	222,000	222,666	666
Expiring 10/03/17	Morgan Stanley	BRL	703	225,000	221,824	(3,176)
Expiring 10/03/17	Morgan Stanley	BRL	701	223,000	221,256	(1,744)
Expiring 10/03/17	Morgan Stanley	BRL	700	223,000	220,988	(2,012)
Expiring 10/03/17	Morgan Stanley	BRL	700	223,000	220,854	(2,146)
Expiring 10/03/17	Morgan Stanley	BRL	666	208,988	210,070	1,082
Expiring 10/03/17	Morgan Stanley	BRL	340	108,367	107,290	(1,077)
Expiring 10/03/17	Morgan Stanley	BRL	292	92,674	91,972	(702)
Expiring 11/03/17	Morgan Stanley	BRL	30,200	9,614,313	9,487,632	(126,681)
Expiring 11/03/17	Morgan Stanley	BRL	15,359	4,790,836	4,825,315	34,479
Expiring 11/03/17	Morgan Stanley	BRL	854	271,460	268,292	(3,168)
Expiring 11/03/17	Morgan Stanley	BRL	718	224,000	225,502	1,502
British Pound,
Expiring 12/20/17	Morgan Stanley	GBP	10,820	14,327,606	14,536,825	209,219
Expiring 12/20/17	Morgan Stanley	GBP	7,335	9,923,888	9,854,677	(69,211)
Expiring 12/20/17	Morgan Stanley	GBP	630	852,359	846,415	(5,944)
Canadian Dollar,
Expiring 12/20/17	Morgan Stanley	CAD	9,470	7,805,475	7,593,731	(211,744)
Expiring 12/20/17	Morgan Stanley	CAD	830	676,525	665,554	(10,971)
Chilean Peso,
Expiring 12/20/17	Morgan Stanley	CLP	6,165,000	9,888,524	9,613,786	(274,738)
Chinese Renminbi,
Expiring 10/26/17	Morgan Stanley	CNH	2,038	309,174	306,113	(3,061)
Expiring 10/26/17	Morgan Stanley	CNH	1,104	167,070	165,848	(1,222)
Expiring 12/14/17	Morgan Stanley	CNH	3,077	464,291	460,817	(3,474)
Expiring 12/20/17	Morgan Stanley	CNH	63,440	9,634,456	9,496,839	(137,617)
Expiring 12/20/17	Morgan Stanley	CNH	3,022	455,000	452,342	(2,658)
Expiring 12/20/17	Morgan Stanley	CNH	2,985	451,000	446,820	(4,180)
Expiring 12/20/17	Morgan Stanley	CNH	2,965	443,000	443,820	820
Expiring 12/20/17	Morgan Stanley	CNH	2,055	312,000	307,604	(4,396)
Expiring 12/20/17	Morgan Stanley	CNH	1,481	221,036	221,644	608
Expiring 12/20/17	Morgan Stanley	CNH	657	97,972	98,368	396
Expiring 12/20/17	Morgan Stanley	CNH	596	89,000	89,256	256

A662

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Forward foreign currency exchange contracts outstanding at September 30, 2017 (continued):

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts (cont’d.):
Chinese Renminbi (cont’d.),
Expiring 12/20/17	Morgan Stanley	CNH	594	$89,000	$88,889	$(111)
Colombian Peso,
Expiring 12/20/17	Morgan Stanley	COP	28,028,000	9,575,675	9,456,040	(119,635)
Danish Krone,
Expiring 12/20/17	Morgan Stanley	DKK	9,320	1,516,225	1,487,753	(28,472)
Expiring 12/20/17	Morgan Stanley	DKK	860	139,122	137,282	(1,840)
Egyptian Pound,
Expiring 11/29/17	Morgan Stanley	EGP	884	46,268	49,236	2,968
Expiring 12/19/17	Morgan Stanley	EGP	649	31,914	35,990	4,076
Expiring 01/24/18	Morgan Stanley	EGP	788	38,421	43,220	4,799
Expiring 01/30/18	Morgan Stanley	EGP	680	33,173	37,255	4,082
Expiring 01/31/18	Morgan Stanley	EGP	644	34,015	35,247	1,232
Expiring 02/07/18	Morgan Stanley	EGP	645	32,013	35,261	3,248
Euro,
Expiring 12/20/17	Morgan Stanley	EUR	21,680	26,226,959	25,745,356	(481,603)
Expiring 12/20/17	Morgan Stanley	EUR	2,290	2,755,766	2,719,412	(36,354)
Expiring 12/20/17	Morgan Stanley	EUR	287	344,574	340,901	(3,673)
Expiring 12/20/17	Morgan Stanley	EUR	200	239,434	237,113	(2,321)
Expiring 12/20/17	Morgan Stanley	EUR	130	156,854	154,377	(2,477)
Hong Kong Dollar,
Expiring 10/03/17	Morgan Stanley	HKD	4,737	606,338	606,513	175
Expiring 10/03/17	Morgan Stanley	HKD	1,030	131,824	131,821	(3)
Expiring 12/20/17	Morgan Stanley	HKD	20,260	2,599,972	2,599,029	(943)
Expiring 12/20/17	Morgan Stanley	HKD	2,020	259,423	259,133	(290)
Expiring 03/27/18	Morgan Stanley	HKD	6,019	773,000	773,695	695
Hungarian Forint,
Expiring 12/20/17	Morgan Stanley	HUF	306,559	1,207,163	1,167,367	(39,796)
Expiring 12/20/17	Morgan Stanley	HUF	132,563	513,730	504,795	(8,935)
Expiring 12/20/17	Morgan Stanley	HUF	24,441	95,665	93,069	(2,596)
Indian Rupee,
Expiring 10/05/17	Morgan Stanley	INR	14,284	223,000	218,501	(4,499)
Expiring 10/10/17	Morgan Stanley	INR	38,048	590,812	581,625	(9,187)
Expiring 10/10/17	Morgan Stanley	INR	14,444	225,000	220,793	(4,207)
Expiring 10/10/17	Morgan Stanley	INR	14,383	224,000	219,866	(4,134)
Expiring 10/18/17	Morgan Stanley	INR	85,657	1,324,424	1,307,985	(16,439)
Expiring 10/18/17	Morgan Stanley	INR	56,148	874,975	857,381	(17,594)
Expiring 10/25/17	Morgan Stanley	INR	91,509	1,405,022	1,396,027	(8,995)
Expiring 10/26/17	Morgan Stanley	INR	35,571	546,112	542,586	(3,526)
Expiring 10/26/17	Morgan Stanley	INR	31,312	480,000	477,616	(2,384)
Expiring 10/26/17	Morgan Stanley	INR	29,363	451,000	447,885	(3,115)
Expiring 11/03/17	Morgan Stanley	INR	14,284	217,761	217,681	(80)
Expiring 11/03/17	Morgan Stanley	INR	8,738	133,000	133,160	160
Expiring 12/20/17	Morgan Stanley	INR	1,220,500	18,852,332	18,505,041	(347,291)
Expiring 12/20/17	Morgan Stanley	INR	8,500	131,691	128,876	(2,815)
Indonesian Rupiah,
Expiring 10/05/17	Morgan Stanley	IDR	5,953,855	445,000	441,808	(3,192)
Expiring 10/05/17	Morgan Stanley	IDR	1,672,860	125,008	124,135	(873)
Expiring 10/05/17	Morgan Stanley	IDR	1,431,874	107,000	106,253	(747)
Expiring 10/10/17	Morgan Stanley	IDR	6,331,144	474,813	469,599	(5,214)
Expiring 10/10/17	Morgan Stanley	IDR	2,993,267	224,000	222,019	(1,981)
Expiring 10/16/17	Morgan Stanley	IDR	5,307,883	394,932	393,494	(1,438)
Expiring 10/16/17	Morgan Stanley	IDR	2,927,373	218,559	217,018	(1,541)
Expiring 10/16/17	Morgan Stanley	IDR	539,110	40,271	39,966	(305)
Expiring 10/18/17	Morgan Stanley	IDR	21,496,184	1,593,490	1,593,315	(175)
Expiring 10/18/17	Morgan Stanley	IDR	8,326,017	616,514	617,132	618
Expiring 10/26/17	Morgan Stanley	IDR	5,085,247	381,239	376,658	(4,581)
Expiring 10/31/17	Morgan Stanley	IDR	6,029,060	447,000	446,367	(633)
Expiring 11/02/17	Morgan Stanley	IDR	5,111,855	376,000	378,392	2,392

A663

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Forward foreign currency exchange contracts outstanding at September 30, 2017 (continued):

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts (cont’d.):
Indonesian Rupiah (cont’d.),
Expiring 11/02/17	Morgan Stanley	IDR	992,664	$72,990	$73,479	$489
Expiring 11/02/17	Morgan Stanley	IDR	89,047	6,572	6,592	20
Expiring 12/20/17	Morgan Stanley	IDR	381,420,000	28,278,470	28,110,422	(168,048)
Expiring 12/20/17	Morgan Stanley	IDR	9,058,589	663,633	667,613	3,980
Expiring 12/20/17	Morgan Stanley	IDR	1,890,000	140,874	139,291	(1,583)
Expiring 12/20/17	Morgan Stanley	IDR	270,000	20,230	19,899	(331)
Israeli Shekel,
Expiring 12/20/17	Morgan Stanley	ILS	720	205,104	204,308	(796)
Expiring 12/20/17	Morgan Stanley	ILS	80	22,879	22,701	(178)
Japanese Yen,
Expiring 12/20/17	Morgan Stanley	JPY	2,021,000	18,821,847	18,036,776	(785,071)
Expiring 12/20/17	Morgan Stanley	JPY	205,000	1,844,691	1,829,559	(15,132)
Mexican Peso,
Expiring 12/20/17	Morgan Stanley	MXN	169,875	9,449,385	9,205,617	(243,768)
Expiring 12/20/17	Morgan Stanley	MXN	105,579	5,891,636	5,721,398	(170,238)
Expiring 12/20/17	Morgan Stanley	MXN	4,154	228,000	225,106	(2,894)
Expiring 12/20/17	Morgan Stanley	MXN	4,130	224,000	223,797	(203)
Expiring 12/20/17	Morgan Stanley	MXN	4,129	224,000	223,764	(236)
Expiring 12/20/17	Morgan Stanley	MXN	4,116	224,000	223,022	(978)
Expiring 12/20/17	Morgan Stanley	MXN	1,626	89,188	88,113	(1,075)
Expiring 12/20/17	Morgan Stanley	MXN	1,616	89,146	87,588	(1,558)
Expiring 12/20/17	Morgan Stanley	MXN	1,607	89,146	87,063	(2,083)
New Taiwanese Dollar,
Expiring 10/02/17	Morgan Stanley	TWD	23,588	784,787	777,967	(6,820)
Expiring 10/05/17	Morgan Stanley	TWD	6,693	223,000	220,793	(2,207)
Expiring 10/20/17	Morgan Stanley	TWD	21,562	710,550	711,781	1,231
Expiring 10/20/17	Morgan Stanley	TWD	13,662	453,872	450,988	(2,884)
Expiring 10/20/17	Morgan Stanley	TWD	12,826	420,080	423,387	3,307
Expiring 10/20/17	Morgan Stanley	TWD	3,973	131,531	131,155	(376)
Expiring 10/20/17	Morgan Stanley	TWD	2,704	90,000	89,262	(738)
Expiring 10/23/17	Morgan Stanley	TWD	8,903	295,721	293,947	(1,774)
Expiring 10/23/17	Morgan Stanley	TWD	2,706	90,000	89,352	(648)
Expiring 10/26/17	Morgan Stanley	TWD	6,794	224,000	224,351	351
Expiring 10/26/17	Morgan Stanley	TWD	6,693	220,140	221,023	883
Expiring 10/26/17	Morgan Stanley	TWD	5,600	184,727	184,919	192
Expiring 10/26/17	Morgan Stanley	TWD	4,398	146,088	145,233	(855)
Expiring 10/26/17	Morgan Stanley	TWD	2,854	94,331	94,245	(86)
Expiring 10/26/17	Morgan Stanley	TWD	1,908	62,846	63,001	155
Expiring 12/20/17	Morgan Stanley	TWD	600	20,256	19,870	(386)
New Zealand Dollar,
Expiring 12/20/17	Morgan Stanley	NZD	13,280	9,699,484	9,576,696	(122,788)
Expiring 12/20/17	Morgan Stanley	NZD	190	137,943	137,016	(927)
Expiring 12/20/17	Morgan Stanley	NZD	10	7,304	7,212	(92)
Norwegian Krone,
Expiring 12/20/17	Morgan Stanley	NOK	75,700	9,790,414	9,523,230	(267,184)
Expiring 12/20/17	Morgan Stanley	NOK	4,150	536,727	522,079	(14,648)
Expiring 12/20/17	Morgan Stanley	NOK	950	121,832	119,512	(2,320)
Expiring 12/20/17	Morgan Stanley	NOK	550	70,535	69,192	(1,343)
Peruvian Nuevo Sol,
Expiring 10/05/17	Morgan Stanley	PEN	721	222,000	220,793	(1,207)
Expiring 10/10/17	Morgan Stanley	PEN	729	225,000	223,243	(1,757)
Expiring 10/10/17	Morgan Stanley	PEN	726	224,000	222,216	(1,784)
Philippine Peso,
Expiring 10/10/17	Morgan Stanley	PHP	11,232	219,104	220,981	1,877
Expiring 10/10/17	Morgan Stanley	PHP	7,389	144,319	145,361	1,042
Expiring 10/19/17	Morgan Stanley	PHP	11,382	222,864	223,810	946
Expiring 11/14/17	Morgan Stanley	PHP	46,324	903,184	909,582	6,398

A664

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Forward foreign currency exchange contracts outstanding at September 30, 2017 (continued):

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts (cont’d.):
Polish Zloty,
Expiring 12/20/17	Morgan Stanley	PLN	6,804	$1,913,394	$1,865,168	$(48,226)
Romanian Leu,
Expiring 12/20/17	Morgan Stanley	RON	3,389	881,226	871,626	(9,600)
Russian Ruble,
Expiring 10/13/17	Morgan Stanley	RUB	2,575	42,767	44,626	1,859
Expiring 12/14/17	Morgan Stanley	RUB	60,153	1,034,897	1,030,869	(4,028)
Expiring 12/14/17	Morgan Stanley	RUB	59,150	1,013,666	1,013,681	15
Expiring 12/14/17	Morgan Stanley	RUB	31,871	546,112	546,181	69
Expiring 12/14/17	Morgan Stanley	RUB	26,779	457,000	458,914	1,914
Expiring 12/14/17	Morgan Stanley	RUB	26,546	451,000	454,925	3,925
Expiring 12/14/17	Morgan Stanley	RUB	21,074	358,000	361,158	3,158
Expiring 12/14/17	Morgan Stanley	RUB	13,232	228,000	226,762	(1,238)
Expiring 12/14/17	Morgan Stanley	RUB	13,180	226,000	225,876	(124)
Expiring 12/20/17	Morgan Stanley	RUB	570,000	9,717,013	9,757,236	40,223
Expiring 12/20/17	Morgan Stanley	RUB	10,750	181,588	184,018	2,430
Singapore Dollar,
Expiring 12/20/17	Morgan Stanley	SGD	1,400	1,045,836	1,033,066	(12,770)
Expiring 12/20/17	Morgan Stanley	SGD	789	587,000	582,111	(4,889)
Expiring 12/20/17	Morgan Stanley	SGD	735	546,112	542,571	(3,541)
Expiring 12/20/17	Morgan Stanley	SGD	123	91,000	90,649	(351)
Expiring 12/20/17	Morgan Stanley	SGD	121	89,000	89,108	108
Expiring 12/20/17	Morgan Stanley	SGD	90	66,875	66,412	(463)
South African Rand,
Expiring 12/20/17	Morgan Stanley	ZAR	6,654	497,000	484,975	(12,025)
Expiring 12/20/17	Morgan Stanley	ZAR	6,162	447,000	449,073	2,073
Expiring 12/20/17	Morgan Stanley	ZAR	5,682	434,333	414,079	(20,254)
Expiring 12/20/17	Morgan Stanley	ZAR	3,096	229,537	225,638	(3,899)
Expiring 12/20/17	Morgan Stanley	ZAR	3,075	224,000	224,124	124
Expiring 12/20/17	Morgan Stanley	ZAR	2,411	181,000	175,722	(5,278)
Expiring 12/20/17	Morgan Stanley	ZAR	1,834	136,000	133,646	(2,354)
Expiring 12/20/17	Morgan Stanley	ZAR	1,216	91,000	88,629	(2,371)
Expiring 12/20/17	Morgan Stanley	ZAR	1,209	91,000	88,080	(2,920)
Expiring 12/20/17	Morgan Stanley	ZAR	1,208	90,000	88,006	(1,994)
Expiring 12/20/17	Morgan Stanley	ZAR	964	70,293	70,255	(38)
South Korean Won,
Expiring 10/02/17	Morgan Stanley	KRW	585,919	521,264	511,584	(9,680)
Expiring 10/02/17	Morgan Stanley	KRW	234,295	208,436	204,570	(3,866)
Expiring 10/10/17	Morgan Stanley	KRW	254,099	225,000	221,884	(3,116)
Expiring 10/10/17	Morgan Stanley	KRW	253,712	224,000	221,546	(2,454)
Expiring 10/10/17	Morgan Stanley	KRW	250,311	223,000	218,577	(4,423)
Expiring 10/10/17	Morgan Stanley	KRW	249,752	222,000	218,089	(3,911)
Expiring 10/10/17	Morgan Stanley	KRW	249,314	223,000	217,706	(5,294)
Expiring 10/10/17	Morgan Stanley	KRW	224,118	198,000	195,704	(2,296)
Expiring 10/10/17	Morgan Stanley	KRW	83,284	73,184	72,725	(459)
Expiring 10/10/17	Morgan Stanley	KRW	59,527	52,464	51,980	(484)
Expiring 10/12/17	Morgan Stanley	KRW	469,233	415,795	409,755	(6,040)
Expiring 10/12/17	Morgan Stanley	KRW	272,530	238,017	237,985	(32)
Expiring 10/12/17	Morgan Stanley	KRW	200,371	177,006	174,973	(2,033)
Expiring 10/12/17	Morgan Stanley	KRW	101,939	90,000	89,017	(983)
Expiring 10/25/17	Morgan Stanley	KRW	618,942	546,112	540,579	(5,533)
Expiring 10/25/17	Morgan Stanley	KRW	256,882	226,000	224,359	(1,641)
Expiring 10/25/17	Morgan Stanley	KRW	254,732	224,262	222,481	(1,781)
Expiring 10/25/17	Morgan Stanley	KRW	108,927	95,590	95,136	(454)
Expiring 10/25/17	Morgan Stanley	KRW	106,602	93,674	93,105	(569)
Expiring 10/25/17	Morgan Stanley	KRW	48,328	42,206	42,209	3
Expiring 11/22/17	Morgan Stanley	KRW	1,217,079	1,064,765	1,063,342	(1,423)
Expiring 11/22/17	Morgan Stanley	KRW	820,214	719,517	716,606	(2,911)
Expiring 11/22/17	Morgan Stanley	KRW	181,342	160,839	158,435	(2,404)

A665

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Forward foreign currency exchange contracts outstanding at September 30, 2017 (continued):

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts (cont’d.):
South Korean Won (cont’d.),
Expiring 12/20/17	Morgan Stanley	KRW	30,000	$26,593	$26,222	$(371)
Swedish Krona,
Expiring 12/20/17	Morgan Stanley	SEK	180,900	22,919,611	22,322,198	(597,413)
Expiring 12/20/17	Morgan Stanley	SEK	18,375	2,328,070	2,267,388	(60,682)
Expiring 12/20/17	Morgan Stanley	SEK	1,950	246,167	240,621	(5,546)
Expiring 12/20/17	Morgan Stanley	SEK	1,200	151,487	148,074	(3,413)
Swiss Franc,
Expiring 12/20/17	Morgan Stanley	CHF	6,300	6,701,080	6,543,493	(157,587)
Expiring 12/20/17	Morgan Stanley	CHF	610	636,976	633,576	(3,400)
Expiring 12/20/17	Morgan Stanley	CHF	40	42,283	41,546	(737)
Thai Baht,
Expiring 10/11/17	Morgan Stanley	THB	7,440	225,000	223,127	(1,873)
Expiring 10/19/17	Morgan Stanley	THB	5,664	170,001	169,873	(128)
Expiring 10/19/17	Morgan Stanley	THB	2,853	86,234	85,555	(679)
Turkish Lira,
Expiring 12/20/17	Morgan Stanley	TRY	32,900	9,374,555	9,013,260	(361,295)
Expiring 12/20/17	Morgan Stanley	TRY	8,381	2,376,405	2,296,081	(80,324)
Expiring 12/20/17	Morgan Stanley	TRY	1,634	446,100	447,698	1,598
Expiring 12/20/17	Morgan Stanley	TRY	808	229,000	221,383	(7,617)
Expiring 12/20/17	Morgan Stanley	TRY	797	226,000	218,338	(7,662)
Expiring 12/20/17	Morgan Stanley	TRY	700	195,451	191,772	(3,679)
Expiring 12/20/17	Morgan Stanley	TRY	647	181,000	177,183	(3,817)
Expiring 12/20/17	Morgan Stanley	TRY	332	91,314	90,811	(503)
Expiring 12/20/17	Morgan Stanley	TRY	328	91,128	89,969	(1,159)
Expiring 12/20/17	Morgan Stanley	TRY	324	89,000	88,755	(245)
Expiring 12/20/17	Morgan Stanley	TRY	224	61,182	61,455	273
Expiring 12/20/17	Morgan Stanley	TRY	161	45,403	44,132	(1,271)

				$341,306,316	$336,128,952	(5,177,364)

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts:
Argentine Peso,
Expiring 10/05/17	Morgan Stanley	ARS	3,043	$175,360	$175,148	$212
Expiring 10/10/17	Morgan Stanley	ARS	2,108	115,493	121,022	(5,529)
Australian Dollar,
Expiring 12/20/17	Morgan Stanley	AUD	12,080	9,731,196	9,466,332	264,864
Expiring 12/20/17	Morgan Stanley	AUD	660	523,210	517,200	6,010
Expiring 12/20/17	Morgan Stanley	AUD	110	87,976	86,200	1,776
Brazilian Real,
Expiring 10/03/17	Morgan Stanley	BRL	30,200	9,653,188	9,529,850	123,338
Expiring 10/03/17	Morgan Stanley	BRL	15,359	4,810,341	4,846,787	(36,446)
Expiring 10/03/17	Morgan Stanley	BRL	716	226,000	225,837	163
Expiring 10/03/17	Morgan Stanley	BRL	709	227,000	223,789	3,211
Expiring 10/03/17	Morgan Stanley	BRL	701	222,000	221,246	754
Expiring 10/03/17	Morgan Stanley	BRL	701	224,000	221,072	2,928
Expiring 10/03/17	Morgan Stanley	BRL	280	89,073	88,357	716
Expiring 11/03/17	Morgan Stanley	BRL	718	224,000	225,402	(1,402)
Expiring 11/03/17	Morgan Stanley	BRL	333	104,603	104,518	85
British Pound,
Expiring 12/20/17	Morgan Stanley	GBP	7,330	9,706,225	9,847,960	(141,735)
Expiring 12/20/17	Morgan Stanley	GBP	840	1,135,186	1,128,552	6,634
Expiring 12/20/17	Morgan Stanley	GBP	5	6,558	6,717	(159)
Canadian Dollar,
Expiring 12/20/17	Morgan Stanley	CAD	690	557,598	553,292	4,306

A666

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Forward foreign currency exchange contracts outstanding at September 30, 2017 (continued):

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts (cont’d.):
Chilean Peso,
Expiring 10/12/17	Morgan Stanley	CLP	139,021	$225,000	$217,144	$7,856
Expiring 10/16/17	Morgan Stanley	CLP	141,720	226,468	221,341	5,127
Expiring 11/16/17	Morgan Stanley	CLP	291,571	462,334	455,066	7,268
Expiring 12/20/17	Morgan Stanley	CLP	5,940,000	9,451,074	9,262,917	188,157
Expiring 12/20/17	Morgan Stanley	CLP	225,000	364,875	350,868	14,007
Chinese Renminbi,
Expiring 11/10/17	Morgan Stanley	CNH	3,115	465,901	467,544	(1,643)
Expiring 11/10/17	Morgan Stanley	CNH	688	103,218	103,264	(46)
Expiring 12/20/17	Morgan Stanley	CNH	62,530	9,429,239	9,360,614	68,625
Expiring 12/20/17	Morgan Stanley	CNH	3,009	452,000	450,493	1,507
Expiring 12/20/17	Morgan Stanley	CNH	2,175	331,204	325,660	5,544
Expiring 12/20/17	Morgan Stanley	CNH	1,494	224,000	223,691	309
Expiring 12/20/17	Morgan Stanley	CNH	1,321	198,104	197,748	356
Expiring 12/20/17	Morgan Stanley	CNH	1,317	197,203	197,105	98
Expiring 12/20/17	Morgan Stanley	CNH	910	139,311	136,225	3,086
Expiring 12/20/17	Morgan Stanley	CNH	656	97,972	98,227	(255)
Expiring 12/20/17	Morgan Stanley	CNH	594	89,000	88,958	42
Colombian Peso,
Expiring 10/25/17	Morgan Stanley	COP	660,736	226,000	224,205	1,795
Expiring 10/25/17	Morgan Stanley	COP	387,158	133,147	131,373	1,774
Expiring 10/31/17	Morgan Stanley	COP	528,569	179,000	179,223	(223)
Danish Krone,
Expiring 12/20/17	Morgan Stanley	DKK	730	116,872	116,530	342
Euro,
Expiring 12/20/17	Morgan Stanley	EUR	24,210	29,287,578	28,749,773	537,805
Expiring 12/20/17	Morgan Stanley	EUR	1,850	2,203,310	2,196,905	6,405
Expiring 12/20/17	Morgan Stanley	EUR	191	229,741	226,816	2,925
Expiring 12/20/17	Morgan Stanley	EUR	130	156,441	154,377	2,064
Hong Kong Dollar,
Expiring 10/03/17	Morgan Stanley	HKD	5,767	744,347	738,334	6,013
Expiring 10/10/17	Morgan Stanley	HKD	4,571	590,000	585,314	4,686
Expiring 10/10/17	Morgan Stanley	HKD	1,030	131,847	131,847	—
Expiring 12/20/17	Morgan Stanley	HKD	6,884	883,062	883,039	23
Expiring 12/20/17	Morgan Stanley	HKD	2,020	259,068	259,134	(66)
Expiring 03/27/18	Morgan Stanley	HKD	4,646	600,721	597,191	3,530
Expiring 03/27/18	Morgan Stanley	HKD	3,821	494,000	491,158	2,842
Expiring 03/27/18	Morgan Stanley	HKD	2,724	352,217	350,121	2,096
Expiring 03/27/18	Morgan Stanley	HKD	2,563	331,000	329,476	1,524
Expiring 03/27/18	Morgan Stanley	HKD	2,173	279,773	279,354	419
Expiring 03/27/18	Morgan Stanley	HKD	1,697	219,300	218,072	1,228
Expiring 05/11/18	Morgan Stanley	HKD	6,398	826,000	822,954	3,046
Expiring 09/19/18	Morgan Stanley	HKD	5,253	677,000	676,834	166
Expiring 09/19/18	Morgan Stanley	HKD	3,716	479,000	478,789	211
Indian Rupee,
Expiring 10/05/17	Morgan Stanley	INR	14,284	218,578	218,501	77
Expiring 10/10/17	Morgan Stanley	INR	27,155	424,005	415,098	8,907
Expiring 10/18/17	Morgan Stanley	INR	36,965	576,205	564,456	11,749
Expiring 10/18/17	Morgan Stanley	INR	27,906	433,595	426,128	7,467
Expiring 10/18/17	Morgan Stanley	INR	14,590	227,000	222,790	4,210
Expiring 10/18/17	Morgan Stanley	INR	14,530	226,000	221,875	4,125
Expiring 10/18/17	Morgan Stanley	INR	13,642	212,248	208,307	3,941
Expiring 10/25/17	Morgan Stanley	INR	14,757	227,000	225,134	1,866
Expiring 10/25/17	Morgan Stanley	INR	14,409	222,027	219,813	2,214
Expiring 10/26/17	Morgan Stanley	INR	14,970	228,000	228,337	(337)
Expiring 11/03/17	Morgan Stanley	INR	30,796	465,901	469,311	(3,410)
Expiring 11/03/17	Morgan Stanley	INR	7,053	107,448	107,490	(42)
Expiring 12/20/17	Morgan Stanley	INR	610,500	9,405,330	9,256,311	149,019

A667

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Forward foreign currency exchange contracts outstanding at September 30, 2017 (continued):

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts (cont’d.):
Indonesian Rupiah,
Expiring 10/05/17	Morgan Stanley	IDR	9,058,589	$669,766	$672,196	$(2,430)
Expiring 10/10/17	Morgan Stanley	IDR	5,928,840	448,181	439,759	8,422
Expiring 10/10/17	Morgan Stanley	IDR	813,099	61,603	60,310	1,293
Expiring 10/16/17	Morgan Stanley	IDR	3,379,174	251,633	250,512	1,121
Expiring 10/16/17	Morgan Stanley	IDR	2,848,623	211,967	211,179	788
Expiring 10/16/17	Morgan Stanley	IDR	2,176,250	161,984	161,334	650
Expiring 10/18/17	Morgan Stanley	IDR	9,009,413	678,000	667,785	10,215
Expiring 11/16/17	Morgan Stanley	IDR	5,570,902	413,210	411,845	1,365
Israeli Shekel,
Expiring 12/20/17	Morgan Stanley	ILS	80	22,773	22,701	72
Japanese Yen,
Expiring 12/20/17	Morgan Stanley	JPY	3,116,000	29,019,731	27,809,299	1,210,432
Expiring 12/20/17	Morgan Stanley	JPY	144,000	1,295,825	1,285,154	10,671
Expiring 12/20/17	Morgan Stanley	JPY	100,000	899,849	892,467	7,382
Expiring 12/20/17	Morgan Stanley	JPY	13,000	120,283	116,020	4,263
Malaysian Ringgit,
Expiring 12/08/17	Morgan Stanley	MYR	4,781	1,135,126	1,129,232	5,894
Expiring 12/08/17	Morgan Stanley	MYR	698	165,000	164,767	233
Mexican Peso,
Expiring 12/20/17	Morgan Stanley	MXN	169,875	9,452,551	9,205,617	246,934
Expiring 12/20/17	Morgan Stanley	MXN	4,099	227,163	222,106	5,057
Expiring 12/20/17	Morgan Stanley	MXN	4,085	226,000	221,344	4,656
Expiring 12/20/17	Morgan Stanley	MXN	4,070	226,000	220,556	5,444
Expiring 12/20/17	Morgan Stanley	MXN	4,069	226,000	220,499	5,501
Expiring 12/20/17	Morgan Stanley	MXN	4,047	224,060	219,282	4,778
Expiring 12/20/17	Morgan Stanley	MXN	2,447	136,000	132,595	3,405
Expiring 12/20/17	Morgan Stanley	MXN	1,636	89,000	88,652	348
Expiring 12/20/17	Morgan Stanley	MXN	1,632	89,000	88,428	572
Expiring 12/20/17	Morgan Stanley	MXN	1,622	90,000	87,894	2,106
Expiring 12/20/17	Morgan Stanley	MXN	1,612	89,950	87,332	2,618
Expiring 12/20/17	Morgan Stanley	MXN	1,607	89,146	87,107	2,039
New Taiwanese Dollar,
Expiring 10/02/17	Morgan Stanley	TWD	15,475	518,231	510,396	7,835
Expiring 10/02/17	Morgan Stanley	TWD	5,600	184,575	184,700	(125)
Expiring 10/02/17	Morgan Stanley	TWD	2,513	83,963	82,871	1,092
Expiring 10/05/17	Morgan Stanley	TWD	6,693	219,959	220,793	(834)
Expiring 10/19/17	Morgan Stanley	TWD	2,699	90,000	89,082	918
Expiring 10/20/17	Morgan Stanley	TWD	34,578	1,132,331	1,141,470	(9,139)
Expiring 10/20/17	Morgan Stanley	TWD	27,916	924,365	921,542	2,823
Expiring 10/20/17	Morgan Stanley	TWD	25,834	859,313	852,803	6,510
Expiring 10/20/17	Morgan Stanley	TWD	18,719	619,627	617,939	1,688
Expiring 10/20/17	Morgan Stanley	TWD	12,802	424,491	422,606	1,885
Expiring 10/20/17	Morgan Stanley	TWD	2,709	90,000	89,428	572
Expiring 10/23/17	Morgan Stanley	TWD	13,612	451,000	449,407	1,593
Expiring 10/23/17	Morgan Stanley	TWD	6,814	226,000	224,960	1,040
Expiring 10/23/17	Morgan Stanley	TWD	6,798	226,000	224,455	1,545
Expiring 10/23/17	Morgan Stanley	TWD	6,350	211,209	209,654	1,555
Expiring 10/23/17	Morgan Stanley	TWD	2,708	90,000	89,412	588
Expiring 10/26/17	Morgan Stanley	TWD	19,853	657,268	655,564	1,704
Expiring 10/31/17	Morgan Stanley	TWD	14,174	465,901	468,169	(2,268)
Expiring 10/31/17	Morgan Stanley	TWD	3,246	107,094	107,218	(124)
Expiring 12/20/17	Morgan Stanley	TWD	385,200	12,935,724	12,756,247	179,477
Expiring 12/20/17	Morgan Stanley	TWD	2,100	70,234	69,543	691
New Zealand Dollar,
Expiring 12/20/17	Morgan Stanley	NZD	13,040	9,467,223	9,403,623	63,600
Expiring 12/20/17	Morgan Stanley	NZD	240	173,021	173,074	(53)
Expiring 12/20/17	Morgan Stanley	NZD	20	14,463	14,422	41

A668

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Forward foreign currency exchange contracts outstanding at September 30, 2017 (continued):

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts (cont’d.):
Norwegian Krone,
Expiring 12/20/17	Morgan Stanley	NOK	1,250	$161,560	$157,253	$4,307
Expiring 12/20/17	Morgan Stanley	NOK	300	38,420	37,740	680
Peruvian Nuevo Sol,
Expiring 10/10/17	Morgan Stanley	PEN	1,286	397,743	393,650	4,093
Expiring 12/14/17	Morgan Stanley	PEN	1,938	594,219	591,412	2,807
Philippine Peso,
Expiring 10/10/17	Morgan Stanley	PHP	10,151	199,592	199,706	(114)
Expiring 10/19/17	Morgan Stanley	PHP	11,574	226,000	227,589	(1,589)
Expiring 10/20/17	Morgan Stanley	PHP	11,550	226,000	227,105	(1,105)
Expiring 10/26/17	Morgan Stanley	PHP	11,583	228,000	227,675	325
Expiring 10/26/17	Morgan Stanley	PHP	11,460	226,000	225,265	735
Expiring 10/26/17	Morgan Stanley	PHP	11,449	224,000	225,058	(1,058)
Expiring 11/02/17	Morgan Stanley	PHP	4,530	89,000	89,002	(2)
Romanian Leu,
Expiring 12/20/17	Morgan Stanley	RON	232	60,527	59,762	765
Russian Ruble,
Expiring 10/12/17	Morgan Stanley	RUB	7,756	130,068	134,443	(4,375)
Expiring 10/12/17	Morgan Stanley	RUB	3,557	58,646	61,660	(3,014)
Expiring 10/13/17	Morgan Stanley	RUB	16,042	260,715	278,021	(17,306)
Expiring 10/13/17	Morgan Stanley	RUB	15,351	251,910	266,034	(14,124)
Expiring 10/13/17	Morgan Stanley	RUB	9,402	153,179	162,939	(9,760)
Expiring 10/13/17	Morgan Stanley	RUB	9,382	152,886	162,590	(9,704)
Expiring 12/14/17	Morgan Stanley	RUB	35,837	616,904	614,149	2,755
Expiring 12/14/17	Morgan Stanley	RUB	27,576	465,901	472,580	(6,679)
Expiring 12/14/17	Morgan Stanley	RUB	16,309	278,597	279,493	(896)
Expiring 12/14/17	Morgan Stanley	RUB	13,333	227,000	228,486	(1,486)
Expiring 12/14/17	Morgan Stanley	RUB	13,203	226,000	226,265	(265)
Expiring 12/14/17	Morgan Stanley	RUB	10,036	170,000	171,996	(1,996)
Expiring 12/14/17	Morgan Stanley	RUB	6,263	106,532	107,323	(791)
Expiring 12/14/17	Morgan Stanley	RUB	5,284	89,876	90,548	(672)
Expiring 12/20/17	Morgan Stanley	RUB	20,500	352,870	350,918	1,952
Singapore Dollar,
Expiring 12/20/17	Morgan Stanley	SGD	1,005	749,522	741,799	7,723
Expiring 12/20/17	Morgan Stanley	SGD	635	465,901	468,445	(2,544)
Expiring 12/20/17	Morgan Stanley	SGD	609	452,000	449,493	2,507
Expiring 12/20/17	Morgan Stanley	SGD	309	228,000	228,269	(269)
Expiring 12/20/17	Morgan Stanley	SGD	303	222,000	223,301	(1,301)
Expiring 12/20/17	Morgan Stanley	SGD	303	222,000	223,312	(1,312)
Expiring 12/20/17	Morgan Stanley	SGD	130	96,282	95,927	355
Expiring 12/20/17	Morgan Stanley	SGD	121	89,000	89,199	(199)
South African Rand,
Expiring 12/20/17	Morgan Stanley	ZAR	9,024	660,576	657,691	2,885
Expiring 12/20/17	Morgan Stanley	ZAR	1,421	103,652	103,526	126
South Korean Won,
Expiring 10/02/17	Morgan Stanley	KRW	820,214	719,170	716,153	3,017
Expiring 10/10/17	Morgan Stanley	KRW	1,217,079	1,064,253	1,062,780	1,473
Expiring 10/10/17	Morgan Stanley	KRW	407,036	358,670	355,433	3,237
Expiring 10/12/17	Morgan Stanley	KRW	585,860	518,231	511,599	6,632
Expiring 10/12/17	Morgan Stanley	KRW	254,363	225,000	222,121	2,879
Expiring 10/12/17	Morgan Stanley	KRW	101,948	90,000	89,026	974
Expiring 10/12/17	Morgan Stanley	KRW	101,900	90,000	88,984	1,016
Expiring 10/25/17	Morgan Stanley	KRW	257,191	227,000	224,629	2,371
Expiring 10/25/17	Morgan Stanley	KRW	99,585	87,837	86,977	860
Expiring 11/10/17	Morgan Stanley	KRW	718,870	626,000	627,977	(1,977)
Expiring 11/10/17	Morgan Stanley	KRW	535,195	465,901	467,525	(1,624)
Expiring 11/10/17	Morgan Stanley	KRW	123,757	108,123	108,109	14
Expiring 11/22/17	Morgan Stanley	KRW	272,530	238,113	238,105	8
Expiring 12/20/17	Morgan Stanley	KRW	21,760,000	19,251,526	19,019,981	231,545

A669

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Forward foreign currency exchange contracts outstanding at September 30, 2017 (continued):

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts (cont’d.):
South Korean Won (cont’d.),
Expiring 12/20/17	Morgan Stanley	KRW	10,000	$8,871	$8,741	$130
Swedish Krona,
Expiring 12/20/17	Morgan Stanley	SEK	3,075	389,288	379,441	9,847
Expiring 12/20/17	Morgan Stanley	SEK	1,500	187,420	185,093	2,327
Swiss Franc,
Expiring 12/20/17	Morgan Stanley	CHF	18,320	19,486,314	19,028,060	458,254
Expiring 12/20/17	Morgan Stanley	CHF	500	520,638	519,325	1,313
Expiring 12/20/17	Morgan Stanley	CHF	250	261,056	259,663	1,393
Thai Baht,
Expiring 10/11/17	Morgan Stanley	THB	7,464	224,000	223,845	155
Expiring 10/19/17	Morgan Stanley	THB	18,500	556,745	554,847	1,898
Turkish Lira,
Expiring 12/20/17	Morgan Stanley	TRY	1,624	451,000	445,018	5,982
Expiring 12/20/17	Morgan Stanley	TRY	828	228,000	226,823	1,177
Expiring 12/20/17	Morgan Stanley	TRY	827	228,000	226,467	1,533
Expiring 12/20/17	Morgan Stanley	TRY	806	227,000	220,667	6,333
Expiring 12/20/17	Morgan Stanley	TRY	648	182,000	177,384	4,616
Expiring 12/20/17	Morgan Stanley	TRY	489	134,000	133,945	55
Expiring 12/20/17	Morgan Stanley	TRY	331	91,000	90,591	409
Expiring 12/20/17	Morgan Stanley	TRY	324	90,000	88,777	1,223
Expiring 12/20/17	Morgan Stanley	TRY	323	90,000	88,546	1,454
Expiring 12/20/17	Morgan Stanley	TRY	318	90,000	87,185	2,815
Expiring 12/20/17	Morgan Stanley	TRY	303	83,033	82,968	65
Expiring 12/20/17	Morgan Stanley	TRY	160	45,403	43,793	1,610
Expiring 12/20/17	Morgan Stanley	TRY	159	45,000	43,614	1,386

				$246,800,134	$242,989,682	3,810,452

						$(1,366,912)

A670

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Cross currency exchange contracts outstanding at September 30, 2017:

Settlement	Type		Notional Amount (000)		In Exchange for (000)	Unrealized Appreciation (Depreciation)	Counterparty
OTC cross currency exchange contracts:
10/03/17	Buy	CZK	4,118	EUR	153	$6,519	Morgan Stanley
10/03/17	Buy	CZK	4,118	EUR	153	6,484	Morgan Stanley
11/09/17	Buy	CZK	10,093	EUR	378	12,372	Morgan Stanley
11/21/17	Buy	CZK	3,645	EUR	136	4,759	Morgan Stanley
11/21/17	Buy	CZK	9,338	EUR	349	12,253	Morgan Stanley
11/22/17	Buy	CZK	3,657	EUR	137	4,877	Morgan Stanley
11/22/17	Buy	CZK	8,236	EUR	317	541	Morgan Stanley
12/20/17	Buy	CZK	8,500	EUR	327	1,194	Morgan Stanley
12/20/17	Buy	CZK	52,801	EUR	2,029	6,493	Morgan Stanley
12/20/17	Buy	CZK	79,346	EUR	3,050	7,809	Morgan Stanley
01/03/18	Buy	CZK	3,806	EUR	143	4,409	Morgan Stanley
01/03/18	Buy	CZK	3,895	EUR	146	4,916	Morgan Stanley
01/03/18	Buy	CZK	3,898	EUR	146	5,033	Morgan Stanley
01/03/18	Buy	CZK	3,990	EUR	150	5,069	Morgan Stanley
01/03/18	Buy	CZK	11,893	EUR	446	15,011	Morgan Stanley
10/03/17	Buy	EUR	317	CZK	8,236	(553)	Morgan Stanley
12/20/17	Buy	EUR	81	PLN	346	690	Morgan Stanley
12/20/17	Buy	EUR	189	HUF	58,601	1,291	Morgan Stanley
12/20/17	Buy	EUR	201	PLN	863	2,193	Morgan Stanley
12/20/17	Buy	HUF	59,180	EUR	190	(274)	Morgan Stanley
12/20/17	Buy	PLN	90	HUF	6,447	91	Morgan Stanley
12/20/17	Buy	PLN	524	HUF	37,608	539	Morgan Stanley
12/20/17	Buy	PLN	823	EUR	190	(15)	Morgan Stanley
12/20/17	Buy	PLN	1,625	EUR	379	(4,648)	Morgan Stanley
12/20/17	Buy	PLN	6,857	EUR	1,606	(27,650)	Morgan Stanley
12/20/17	Buy	PLN	9,133	EUR	2,138	(35,677)	Morgan Stanley

						$33,726

A671

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Credit default swap agreements outstanding at September 30, 2017:

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at September 30, 2017(5)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC credit default swaps on corporate and/or sovereign issues – Buy Protection(1):
People’s Republic of China	03/20/19	1.000%(Q)	80	0.191%	$ (976)	$ (202)	$ (774)	Citigroup Global Markets
People’s Republic of China	03/20/19	1.000%(Q)	80	0.191%	(976)	(213)	(763)	Citigroup Global Markets
People’s Republic of China	03/20/19	1.000%(Q)	60	0.191%	(732)	(335)	(397)	Citigroup Global Markets
People’s Republic of China	03/20/19	1.000%(Q)	60	0.191%	(732)	(102)	(630)	Citigroup Global Markets
People’s Republic of China	03/20/19	1.000%(Q)	50	0.191%	(610)	(170)	(440)	Citigroup Global Markets
People’s Republic of China	03/20/19	1.000%(Q)	40	0.191%	(488)	(133)	(355)	Barclays Capital Group
People’s Republic of China	03/20/19	1.000%(Q)	40	0.191%	(488)	(249)	(239)	Citigroup Global Markets
People’s Republic of China	03/20/19	1.000%(Q)	40	0.191%	(488)	(301)	(187)	Citigroup Global Markets
People’s Republic of China	03/20/19	1.000%(Q)	40	0.191%	(488)	(300)	(188)	Citigroup Global Markets
People’s Republic of China	03/20/19	1.000%(Q)	40	0.191%	(488)	(320)	(168)	Citigroup Global Markets
People’s Republic of China	03/20/19	1.000%(Q)	40	0.191%	(488)	(358)	(130)	Citigroup Global Markets
People’s Republic of China	03/20/19	1.000%(Q)	40	0.191%	(488)	(156)	(332)	JPMorgan Chase
People’s Republic of China	03/20/19	1.000%(Q)	30	0.191%	(366)	(100)	(266)	JPMorgan Chase
People’s Republic of China	03/20/19	1.000%(Q)	20	0.191%	(244)	(68)	(176)	Barclays Capital Group
People’s Republic of China	03/20/19	1.000%(Q)	20	0.191%	(244)	(82)	(162)	Citigroup Global Markets
People’s Republic of China	03/20/19	1.000%(Q)	20	0.191%	(244)	(67)	(177)	Citigroup Global Markets
People’s Republic of China	03/20/19	1.000%(Q)	20	0.191%	(244)	(133)	(111)	Citigroup Global Markets
People’s Republic of China	03/20/19	1.000%(Q)	10	0.191%	(122)	(66)	(56)	Barclays Capital Group
People’s Republic of China	03/20/19	1.000%(Q)	10	0.191%	(122)	(44)	(78)	Citigroup Global Markets
People’s Republic of China	06/20/19	1.000%(Q)	160	0.217%	(2,200)	—	(2,200)	Citigroup Global Markets
People’s Republic of China	06/20/19	1.000%(Q)	140	0.217%	(1,925)	(2,155)	230	Citigroup Global Markets
People’s Republic of China	06/20/19	1.000%(Q)	110	0.217%	(1,512)	(747)	(765)	Citigroup Global Markets
People’s Republic of China	06/20/19	1.000%(Q)	90	0.217%	(1,237)	(483)	(754)	Citigroup Global Markets
People’s Republic of China	06/20/19	1.000%(Q)	80	0.217%	(1,100)	(476)	(624)	Citigroup Global Markets
People’s Republic of China	06/20/19	1.000%(Q)	70	0.217%	(962)	(214)	(748)	Citigroup Global Markets
People’s Republic of China	06/20/19	1.000%(Q)	60	0.217%	(825)	(389)	(436)	Citigroup Global Markets
People’s Republic of China	06/20/19	1.000%(Q)	60	0.217%	(825)	(780)	(45)	Citigroup Global Markets

A672

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Credit default swap agreements outstanding at September 30, 2017 (continued):

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at September 30, 2017(5)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC credit default swaps on corporate and/or sovereign issues – Buy Protection(1) (cont’d.):
People’s Republic of China	06/20/19	1.000%(Q)	50	0.217%	$ (687)	$ (223)	$ (464)	Citigroup Global Markets
People’s Republic of China	06/20/19	1.000%(Q)	50	0.217%	(687)	(331)	(356)	Citigroup Global Markets
People’s Republic of China	06/20/19	1.000%(Q)	50	0.217%	(687)	(352)	(335)	JPMorgan Chase
People’s Republic of China	06/20/19	1.000%(Q)	40	0.217%	(550)	(275)	(275)	Citigroup Global Markets
People’s Republic of China	06/20/19	1.000%(Q)	40	0.217%	(550)	(98)	(452)	Citigroup Global Markets
People’s Republic of China	06/20/19	1.000%(Q)	30	0.217%	(412)	(196)	(216)	Citigroup Global Markets
People’s Republic of China	06/20/19	1.000%(Q)	30	0.217%	(412)	(292)	(120)	Citigroup Global Markets
People’s Republic of China	06/20/19	1.000%(Q)	30	0.217%	(412)	(326)	(86)	Citigroup Global Markets
People’s Republic of China	06/20/19	1.000%(Q)	30	0.217%	(412)	(193)	(219)	Citigroup Global Markets
People’s Republic of China	06/20/19	1.000%(Q)	20	0.217%	(275)	(123)	(152)	Citigroup Global Markets
People’s Republic of China	06/20/19	1.000%(Q)	20	0.217%	(275)	(126)	(149)	JPMorgan Chase
People’s Republic of China	06/20/19	1.000%(Q)	10	0.217%	(137)	(57)	(80)	Citigroup Global Markets
People’s Republic of China	12/20/20	1.000%(Q)	380	0.368%	(7,681)	641	(8,322)	JPMorgan Chase
People’s Republic of China	12/20/20	1.000%(Q)	340	0.368%	(6,882)	4,107	(10,989)	Citigroup Global Markets
People’s Republic of China	12/20/20	1.000%(Q)	320	0.368%	(6,477)	2,808	(9,285)	Citigroup Global Markets
People’s Republic of China	12/20/20	1.000%(Q)	300	0.368%	(6,072)	3,754	(9,826)	JPMorgan Chase
People’s Republic of China	12/20/20	1.000%(Q)	260	0.368%	(5,255)	3,106	(8,361)	Citigroup Global Markets
People’s Republic of China	12/20/20	1.000%(Q)	240	0.368%	(4,851)	2,932	(7,783)	Citigroup Global Markets
People’s Republic of China	12/20/20	1.000%(Q)	200	0.368%	(4,043)	1,318	(5,361)	Citigroup Global Markets
People’s Republic of China	12/20/20	1.000%(Q)	200	0.368%	(4,043)	2,426	(6,469)	JPMorgan Chase
People’s Republic of China	12/20/20	1.000%(Q)	170	0.368%	(3,436)	914	(4,350)	JPMorgan Chase
People’s Republic of China	12/20/20	1.000%(Q)	150	0.368%	(3,032)	2,025	(5,057)	JPMorgan Chase
People’s Republic of China	12/20/20	1.000%(Q)	100	0.368%	(2,021)	1,014	(3,035)	Citigroup Global Markets
People’s Republic of China	12/20/20	1.000%(Q)	60	0.368%	(1,213)	715	(1,928)	Citigroup Global Markets
People’s Republic of China	12/20/20	1.000%(Q)	40	0.368%	(809)	269	(1,078)	Citigroup Global Markets
People’s Republic of China	12/20/20	1.000%(Q)	10	0.368%	(202)	84	(286)	Citigroup Global Markets
People’s Republic of China	12/20/20	1.000%(Q)	10	0.368%	(202)	88	(290)	Deutsche Bank AG

A673

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Credit default swap agreements outstanding at September 30, 2017 (continued):

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at September 30, 2017(5)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC credit default swaps on corporate and/or sovereign issues – Buy Protection(1) (cont’d.):
People’s Republic of China	06/20/21	1.000%(Q)	970	0.438%	$ (20,002)	$ 11,551	$ (31,553)	Deutsche Bank AG
People’s Republic of China	06/20/21	1.000%(Q)	280	0.438%	(5,774)	1,380	(7,154)	UBS AG
People’s Republic of China	06/20/21	1.000%(Q)	250	0.438%	(5,155)	2,447	(7,602)	Citigroup Global Markets
People’s Republic of China	06/20/21	1.000%(Q)	230	0.438%	(4,743)	2,458	(7,201)	Citigroup Global Markets
People’s Republic of China	06/20/21	1.000%(Q)	160	0.438%	(3,299)	1,558	(4,857)	Citigroup Global Markets
People’s Republic of China	06/20/21	1.000%(Q)	160	0.438%	(3,299)	1,740	(5,039)	Citigroup Global Markets
People’s Republic of China	06/20/21	1.000%(Q)	160	0.438%	(3,299)	1,736	(5,035)	Deutsche Bank AG
People’s Republic of China	06/20/21	1.000%(Q)	140	0.438%	(2,887)	322	(3,209)	Deutsche Bank AG
People’s Republic of China	06/20/21	1.000%(Q)	130	0.438%	(2,681)	1,235	(3,916)	Barclays Capital Group
People’s Republic of China	06/20/21	1.000%(Q)	130	0.438%	(2,681)	472	(3,153)	JPMorgan Chase
People’s Republic of China	06/20/21	1.000%(Q)	120	0.438%	(2,475)	1,161	(3,636)	Citigroup Global Markets
People’s Republic of China	06/20/21	1.000%(Q)	120	0.438%	(2,475)	1,368	(3,843)	Citigroup Global Markets
People’s Republic of China	06/20/21	1.000%(Q)	120	0.438%	(2,475)	1,231	(3,706)	JPMorgan Chase
People’s Republic of China	06/20/21	1.000%(Q)	100	0.438%	(2,062)	218	(2,280)	Citigroup Global Markets
People’s Republic of China	06/20/21	1.000%(Q)	90	0.438%	(1,856)	—	(1,856)	Citigroup Global Markets
People’s Republic of China	06/20/21	1.000%(Q)	80	0.438%	(1,650)	300	(1,950)	Deutsche Bank AG
People’s Republic of China	06/20/21	1.000%(Q)	60	0.438%	(1,237)	97	(1,334)	Barclays Capital Group
People’s Republic of China	06/20/21	1.000%(Q)	60	0.438%	(1,237)	566	(1,803)	Barclays Capital Group
People’s Republic of China	06/20/21	1.000%(Q)	50	0.438%	(1,031)	254	(1,285)	Barclays Capital Group
People’s Republic of China	06/20/21	1.000%(Q)	40	0.438%	(825)	87	(912)	JPMorgan Chase
People’s Republic of China	06/20/21	1.000%(Q)	20	0.438%	(412)	194	(606)	Citigroup Global Markets
People’s Republic of China	06/20/21	1.000%(Q)	20	0.438%	(412)	(168)	(244)	JPMorgan Chase
People’s Republic of China	06/20/21	1.000%(Q)	20	0.438%	(412)	102	(514)	JPMorgan Chase
People’s Republic of China	12/20/21	1.000%(Q)	180	0.491%	(3,779)	(122)	(3,657)	Barclays Capital Group
People’s Republic of China	12/20/21	1.000%(Q)	40	0.491%	(840)	(144)	(696)	Barclays Capital Group

					$(158,327)	$45,009	$(203,336)

The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a

A674

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)	The fair value of credit default swap agreements on credit indices and asset-backed securities serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, when compared to the notional amount of the swap, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Interest rate swap agreements outstanding at September 30, 2017:

	Notional Amount (000)#	Termination Date	Fixed Rate		Floating Rate	Value at Trade Date	Value at September 30, 2017	Unrealized Appreciation (Depreciation)
Centrally cleared swap agreements:
CZK	11,930	09/20/22	1.038	%(A)	6 Month PRIBOR(1)(S)	$(3,225)	$8,309	$11,534
CZK	39,900	12/20/22	1.218	%(A)	6 Month PRIBOR(1)(S)	(2,781)	17,353	20,134
CZK	5,230	12/20/27	1.450	%(A)	6 Month PRIBOR(1)(S)	—	4,148	4,148
EUR	120	12/20/27	1.000	%(A)	6 Month EURIBOR(1)(S)	(2,103)	(613)	1,490
HKD	5,870	06/21/22	2.250	%(Q)	3 Month HIBOR(1)(Q)	(15,076)	(17,922)	(2,846)
MXN	5,370	10/30/17	5.190	%(M)	28 Day Mexican Interbank Rate(1)(M)	3	6,039	6,036
MXN	2,480	03/09/22	5.500	%(M)	28 Day Mexican Interbank Rate(1)(M)	5,554	7,044	1,490
MXN	73,175	12/14/22	6.750	%(M)	28 Day Mexican Interbank Rate(2)(M)	581	(5,952)	(6,533)
MXN	4,600	12/11/24	6.900	%(M)	28 Day Mexican Interbank Rate(2)(M)	138	(131)	(269)
MXN	41,770	06/09/27	7.500	%(M)	28 Day Mexican Interbank Rate(2)(M)	(23,788)	74,146	97,934
MXN	9,475	12/08/27	7.050	%(M)	28 Day Mexican Interbank Rate(2)(M)	500	(1,286)	(1,786)
	85,610	12/20/19	2.250	%(S)	3 Month LIBOR(2)(Q)	96,991	243,388	146,397

A675

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Interest rate swap agreements outstanding at September 30, 2017 (continued):

Notional Amount (000)#	Termination Date	Fixed Rate		Floating Rate	Value at Trade Date	Value at September 30, 2017	Unrealized Appreciation (Depreciation)
Centrally cleared swap agreements (cont’d.):
8,240	07/03/23	2.143	%(S)	3 Month LIBOR(1)(Q)	$25,240	$(1,099)	$(26,339)
19,930	08/06/23	2.065	%(S)	3 Month LIBOR(2)(Q)	9,103	(83,502)	(92,605)
30,720	07/03/28	2.378	%(S)	3 Month LIBOR(2)(Q)	(68,813)	(5,295)	63,518
11,230	08/06/28	2.346	%(S)	3 Month LIBOR(1)(Q)	(11,825)	43,941	55,766
12,150	12/20/28	2.790	%(S)	3 Month LIBOR(1)(Q)	(146,739)	(390,896)	(244,157)
12,740	07/03/48	2.560	%(S)	3 Month LIBOR(1)(Q)	41,896	13,442	(28,454)

					$(94,344)	$(88,886)	$5,458

	Notional Amount (000)#	Termination Date	Fixed Rate		Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC swap agreements:
BRL	3,270	01/02/18	13.877	%(T)	Brazil Interbank Overnight Lending Rate(2)(T)	$31,213	$—	$31,213	Deutsche Bank AG
BRL	2,710	01/02/18	12.740	%(T)	Brazil Interbank Overnight Lending Rate(1)(T)	(22,561)	—	(22,561)	Citigroup Global Markets
BRL	290	01/02/18	11.150	%(T)	Brazil Interbank Overnight Lending Rate(2)(T)	(3,289)	—	(3,289)	Credit Suisse First Boston Corp.
BRL	2,840	01/02/20	9.115	%(T)	Brazil Interbank Overnight Lending Rate(2)(T)	15,953	—	15,953	Morgan Stanley
BRL	3,620	01/04/21	10.950	%(T)	Brazil Interbank Overnight Lending Rate(1)(T)	(63,386)	—	(63,386)	Deutsche Bank AG
BRL	3,190	01/04/21	11.765	%(T)	Brazil Interbank Overnight Lending Rate(2)(T)	77,235	—	77,235	Morgan Stanley
BRL	2,090	01/04/21	16.150	%(T)	Brazil Interbank Overnight Lending Rate(2)(T)	124,051	—	124,051	Morgan Stanley
BRL	1,840	01/04/21	10.560	%(T)	Brazil Interbank Overnight Lending Rate(2)(T)	26,737	—	26,737	Deutsche Bank AG
BRL	1,660	01/04/21	11.798	%(T)	Brazil Interbank Overnight Lending Rate(2)(T)	40,844	—	40,844	Deutsche Bank AG
BRL	740	01/04/21	13.927	%(T)	Brazil Interbank Overnight Lending Rate(1)(T)	(29,595)	—	(29,595)	Deutsche Bank AG
BRL	570	01/04/21	11.410	%(T)	Brazil Interbank Overnight Lending Rate(1)(T)	(6,347)	—	(6,347)	Morgan Stanley
BRL	1,820	01/02/23	13.602	%(T)	Brazil Interbank Overnight Lending Rate(1)(T)	(77,216)	—	(77,216)	Deutsche Bank AG
BRL	740	01/02/25	14.335	%(T)	Brazil Interbank Overnight Lending Rate(2)(T)	38,171	—	38,171	Deutsche Bank AG

A676

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Interest rate swap agreements outstanding at September 30, 2017 (continued):

	Notional Amount (000)#	Termination Date	Fixed Rate		Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC swap agreements (cont’d.):
BRL	620	01/02/25	12.340	%(T)	Brazil Interbank Overnight Lending Rate(1)(T)	$(17,341)	$—	$(17,341)	Deutsche Bank AG
CNH	5,240	06/21/22	4.000	%(Q)	7 Day China Fixing Repo Rates(2)(Q)	7,349	2,462	4,887	Citigroup Global Markets
COP	423,180	04/15/19	5.110	%(Q)	90 Day Colombian Interbank rate(1)(Q)	(602)	—	(602)	Credit Suisse First Boston Corp.
COP	224,740	04/22/19	5.190	%(Q)	1 Day COOIS(1)(Q)	(463)	—	(463)	JPMorgan Chase
INR	48,660	12/20/22	6.250	%(S)	6 Month MIBOR(1)(S)	824	(1,719)	2,543	JP Morgan Chase

						$141,577	$743	$140,834

Cash and foreign currency of $1,494,996 has been segregated with Credit Suisse First Boston Corp. to cover the requirements for open centrally cleared swap contracts at September 30, 2017.

(1)	The Portfolio pays the fixed rate and receives the floating rate.
(2)	The Portfolio pays the floating rate and receives the fixed rate.

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AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2017 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$506,619,645	$577,875,659	$35,008
Preferred Stocks	3,136,110	3,549,910	—
Rights	575	10,071	2,753
Unaffiliated Exchange Traded Funds	66,459,440	—	—
Unaffiliated Funds	3,971,920	137,762	—
Warrants	1,464	8,658	—
Asset-Backed Securities
Automobiles	—	12,604,274	—
Collateralized Loan Obligations	—	129,921,052	8,649,999
Credit Cards	—	14,130,997	—
Student Loans	—	85,556,311	—
Bank Loans	—	61,128,960	1,509,925
Corporate Bonds	—	461,674,231	—
Foreign Government Bonds	—	60,380,087	—
Municipal Bonds	—	9,538,081	—
Residential Mortgage-Backed Securities	—	20,208,833	—
U.S. Government Agency Obligations	—	333,765,600	—
U.S. Treasury Obligations	—	348,604,333	—
Affiliated Mutual Funds	619,993,520	—	—
Options Purchased	469,195	214,814	—
U.S. Government Agency Obligations - Short	—	(29,817,893)	—
Other Financial Instruments*
Futures Contracts	10,529,624	—	—
OTC Forward Foreign Currency Exchange Contracts	—	(1,366,912)	—
OTC Cross Currency Exchange Contracts	—	33,726	—
OTC Credit Default Swap Agreements	—	(158,327)	—
Centrally Cleared Interest Rate Swap Agreements	—	5,458	—
OTC Interest Rate Swap Agreements	—	141,577	—

Total	$1,211,181,493	$2,088,147,262	$10,197,685

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

A678

AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 96.6%

COMMON STOCKS
Aerospace & Defense — 1.3%
L3 Technologies, Inc.	97,817	$18,431,657

Auto Components — 0.6%
Delphi Automotive PLC	80,621	7,933,106

Banks — 3.7%
Eagle Bancorp, Inc.*	302,841	20,305,489
First Republic Bank	182,465	19,060,294
SunTrust Banks, Inc.	213,722	12,774,164

		52,139,947

Beverages — 2.4%
Brown-Forman Corp. (Class B Stock)	280,194	15,214,534
Monster Beverage Corp.*	334,271	18,468,473

		33,683,007

Biotechnology — 5.0%
ACADIA Pharmaceuticals, Inc.*(a)	193,450	7,287,262
Agios Pharmaceuticals, Inc.*(a)	47,909	3,197,926
Alkermes PLC*(a)	274,594	13,960,359
Exelixis, Inc.*	391,932	9,496,512
Incyte Corp.*	113,175	13,212,050
Neurocrine Biosciences, Inc.*(a)	135,082	8,277,825
Seattle Genetics, Inc.*(a)	130,228	7,085,705
Vertex Pharmaceuticals, Inc.*	44,138	6,710,742

		69,228,381

Building Products — 1.1%
Fortune Brands Home & Security, Inc.	226,091	15,200,098

Capital Markets — 7.2%
Affiliated Managers Group, Inc.	83,524	15,855,361
Intercontinental Exchange, Inc.	361,395	24,827,837
Lazard Ltd. (Class A Stock)	328,350	14,847,987
MSCI, Inc.	117,843	13,775,847
Northern Trust Corp.	330,962	30,425,337

		99,732,369

Chemicals — 3.5%
Ashland Global Holdings, Inc.	116,281	7,603,615
RPM International, Inc.	262,701	13,487,069
Sherwin-Williams Co. (The)	32,277	11,556,457
Valvoline, Inc.	685,668	16,078,915

		48,726,056

Containers & Packaging — 1.8%
Avery Dennison Corp.	252,826	24,862,909

Diversified Consumer Services — 1.1%
Bright Horizons Family Solutions, Inc.*	185,050	15,953,161

Electrical Equipment — 2.6%
Hubbell, Inc.	88,240	10,237,605
Sensata Technologies Holding NV*(a)	539,767	25,946,600

		36,184,205

Electronic Equipment, Instruments & Components — 3.3%
Amphenol Corp. (Class A Stock)	549,142	46,479,379

Equity Real Estate Investment Trusts (REITs) — 2.7%
Equinix, Inc.	36,950	16,490,785

	Shares	Value
COMMON STOCKS (Continued)
Equity Real Estate Investment Trusts (REITs) (cont’d.)
SBA Communications Corp.*	147,404	$21,233,546

		37,724,331

Food Products — 1.6%
Blue Buffalo Pet Products, Inc.*(a)	547,724	15,527,975
Hershey Co. (The)	64,296	7,019,194

		22,547,169

Health Care Equipment & Supplies — 3.8%
Cooper Cos., Inc. (The)	59,649	14,143,374
Edwards Lifesciences Corp.*	224,719	24,564,034
Nevro Corp.*(a)	159,325	14,479,456

		53,186,864

Hotels, Restaurants & Leisure — 2.6%
Dunkin’ Brands Group, Inc.	438,619	23,281,897
Yum! Brands, Inc.	183,648	13,518,329

		36,800,226

Industrial Conglomerates — 2.8%
Roper Technologies, Inc.	162,922	39,655,215

Internet & Direct Marketing Retail — 2.0%
Expedia, Inc.(a)	193,497	27,851,958

Internet Software & Services — 1.1%
GoDaddy, Inc. (Class A Stock)*	339,787	14,784,132

IT Services — 7.2%
Black Knight Financial Services, Inc. (Class A Stock)*(a)	639,022	27,509,897
Fiserv, Inc.*	212,625	27,420,120
Global Payments, Inc.	253,028	24,045,251
Total System Services, Inc.	321,788	21,077,114

		100,052,382

Life Sciences Tools & Services — 5.5%
Agilent Technologies, Inc.	428,796	27,528,703
Illumina, Inc.*	122,990	24,499,608
Mettler-Toledo International, Inc.*	38,663	24,209,224

		76,237,535

Machinery — 10.1%
Fortive Corp.	340,375	24,095,146
IDEX Corp.	113,793	13,822,436
John Bean Technologies Corp.	137,342	13,885,276
Middleby Corp. (The)*	273,167	35,011,814
WABCO Holdings, Inc.*	113,312	16,770,176
Welbilt, Inc.*(a)	257,108	5,926,339
Xylem, Inc.	494,025	30,940,786

		140,451,973

Media — 1.4%
Altice USA, Inc. (Class A Stock)*(a)	361,186	9,863,990
CBS Corp. (Class B Non-Voting Stock)(a)	163,679	9,493,382

		19,357,372

Oil, Gas & Consumable Fuels — 1.8%
Concho Resources, Inc.*	96,331	12,688,719
Diamondback Energy, Inc.*	120,315	11,786,057

		24,474,776

A679

AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Pharmaceuticals — 2.2%
Zoetis, Inc.	479,532	$30,574,960

Semiconductors & Semiconductor Equipment — 6.1%
Advanced Micro Devices, Inc.*(a)	357,468	4,557,717
Analog Devices, Inc.	296,093	25,514,334
Lam Research Corp.	152,766	28,267,821
Qorvo, Inc.*	96,670	6,832,636
Xilinx, Inc.	272,212	19,280,776

		84,453,284

Software — 7.5%
Autodesk, Inc.*	153,604	17,243,585
Electronic Arts, Inc.*	119,259	14,079,718
Intuit, Inc.	172,282	24,488,163
Red Hat, Inc.*	156,558	17,356,020
ServiceNow, Inc.*	92,674	10,891,975
Splunk, Inc.*(a)	166,659	11,071,157
Tyler Technologies, Inc.*	57,513	10,025,666

		105,156,284

Specialty Retail — 3.3%
Five Below, Inc.*(a)	176,630	9,693,454
Ross Stores, Inc.	375,292	24,232,604
Ulta Beauty, Inc.*	53,781	12,157,733

		46,083,791

Textiles, Apparel & Luxury Goods — 1.3%
PVH Corp.	148,299	18,694,572

TOTAL LONG-TERM INVESTMENTS (cost $1,084,104,517)		1,346,641,099

	Shares	Value
SHORT-TERM INVESTMENTS — 13.7%

AFFILIATED MUTUAL FUNDS
Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund(w)	43,317,622	$43,317,622
Prudential Investment Portfolios 2 - Prudential Institutional Money Market Fund (cost $147,313,520; includes $147,166,436 of cash collateral for securities on loan)(b)(w)	147,298,790	147,313,520

TOTAL SHORT-TERM INVESTMENTS (cost $190,631,142)		190,631,142

TOTAL INVESTMENTS — 110.3% (cost $1,274,735,659)		1,537,272,241
Liabilities in excess of other assets — (10.3)%		(143,666,469)

NET ASSETS — 100.0%		$1,393,605,772

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $144,032,153; cash collateral of $147,166,436 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.

(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund and Prudential Institutional Money Market Fund.

A680

AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2017 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$18,431,657	$—	$—
Auto Components	7,933,106	—	—
Banks	52,139,947	—	—
Beverages	33,683,007	—	—
Biotechnology	69,228,381	—	—
Building Products	15,200,098	—	—
Capital Markets	99,732,369	—	—
Chemicals	48,726,056	—	—
Containers & Packaging	24,862,909	—	—
Diversified Consumer Services	15,953,161	—	—
Electrical Equipment	36,184,205	—	—
Electronic Equipment, Instruments & Components	46,479,379	—	—
Equity Real Estate Investment Trusts (REITs)	37,724,331	—	—
Food Products	22,547,169	—	—
Health Care Equipment & Supplies	53,186,864	—	—
Hotels, Restaurants & Leisure	36,800,226	—	—
Industrial Conglomerates	39,655,215	—	—
Internet & Direct Marketing Retail	27,851,958	—	—
Internet Software & Services	14,784,132	—	—
IT Services	100,052,382	—	—
Life Sciences Tools & Services	76,237,535	—	—
Machinery	140,451,973	—	—
Media	19,357,372	—	—
Oil, Gas & Consumable Fuels	24,474,776	—	—
Pharmaceuticals	30,574,960	—	—
Semiconductors & Semiconductor Equipment	84,453,284	—	—
Software	105,156,284	—	—
Specialty Retail	46,083,791	—	—
Textiles, Apparel & Luxury Goods	18,694,572	—	—
Affiliated Mutual Funds	190,631,142	—	—

Total	$1,537,272,241	$—	$—

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

A681

AST GOLDMAN SACHS SMALL-CAP VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 97.3%

COMMON STOCKS — 97.3%
Aerospace & Defense — 2.6%
Curtiss-Wright Corp.	29,390	$3,072,431
Esterline Technologies Corp.*	63,079	5,686,572
KLX, Inc.*	132,331	7,004,280
Mercury Systems, Inc.*	88,373	4,584,791
Moog, Inc. (Class A Stock)*	70,011	5,841,018

		26,189,092

Air Freight & Logistics — 1.1%
Forward Air Corp.	42,019	2,404,747
XPO Logistics, Inc.*(a)	132,205	8,960,855

		11,365,602

Airlines — 0.6%
SkyWest, Inc.	128,165	5,626,444

Auto Components — 1.0%
American Axle & Manufacturing Holdings, Inc.*(a)	140,095	2,462,870
Dana, Inc.	233,884	6,539,397
Standard Motor Products, Inc.	28,613	1,380,577

		10,382,844

Automobiles — 0.2%
Winnebago Industries, Inc.(a)	56,415	2,524,571

Banks — 19.2%
Ameris Bancorp	92,822	4,455,455
BancorpSouth, Inc.	145,117	4,651,000
Banner Corp.	134,092	8,217,158
Boston Private Financial Holdings, Inc.	235,560	3,898,517
Brookline Bancorp, Inc.	199,084	3,085,801
Bryn Mawr Bank Corp.(a)	33,853	1,482,761
CenterState Bank Corp.	227,803	6,105,120
CoBiz Financial, Inc.	170,227	3,343,258
Columbia Banking System, Inc.	192,959	8,125,503
Community Bank System, Inc.(a)	97,224	5,371,626
ConnectOne Bancorp, Inc.	133,063	3,273,350
CU Bancorp*	38,836	1,505,866
CVB Financial Corp.(a)	327,153	7,907,288
First Financial Bankshares, Inc.(a)	134,386	6,074,247
First Merchants Corp.	145,201	6,233,479
First Midwest Bancorp, Inc.	200,902	4,705,125
First of Long Island Corp. (The)	69,110	2,104,400
Flushing Financial Corp.	109,947	3,267,625
Glacier Bancorp, Inc.(a)	173,292	6,543,506
Great Western Bancorp, Inc.	178,857	7,383,217
Guaranty Bancorp	80,817	2,246,713
Heritage Financial Corp.	92,131	2,717,865
Home BancShares, Inc.(a)	163,475	4,122,840
Independent Bank Corp.(a)	81,166	6,059,042
Independent Bank Group, Inc.(a)	67,382	4,063,135
Lakeland Financial Corp.	84,078	4,096,280
LegacyTexas Financial Group, Inc.(a)	202,439	8,081,365
MB Financial, Inc.	181,945	8,191,164
National Commerce Corp.*	35,999	1,540,757
Pinnacle Financial Partners, Inc.	153,080	10,248,706
Prosperity Bancshares, Inc.(a)	62,484	4,107,073
Renasant Corp.	158,813	6,813,078
Sandy Spring Bancorp, Inc.	61,059	2,530,285

	Shares	Value
COMMON STOCKS (Continued)
Banks (cont’d.)
South State Corp.	83,434	$7,513,232
State Bank Financial Corp.	117,919	3,378,379
Texas Capital Bancshares, Inc.*	89,212	7,654,390
Towne Bank(a)	46,531	1,558,789
TriCo Bancshares	63,485	2,587,014
Webster Financial Corp.(a)	165,154	8,678,843

		193,923,252

Building Products — 0.8%
American Woodmark Corp.*	19,201	1,848,096
Gibraltar Industries, Inc.*	116,877	3,640,719
Patrick Industries, Inc.*	36,362	3,058,044

		8,546,859

Capital Markets — 1.3%
Golub Capital BDC, Inc.	57,211	1,076,711
OM Asset Management PLC	228,319	3,406,519
Stifel Financial Corp.	126,317	6,752,907
Virtu Financial, Inc. (Class A Stock)(a)	88,264	1,429,877

		12,666,014

Chemicals — 2.4%
Minerals Technologies, Inc.	81,859	5,783,338
Olin Corp.	101,602	3,479,869
Quaker Chemical Corp	21,498	3,180,629
Trinseo SA	70,489	4,729,812
Tronox Ltd. (Class A Stock)(a)	352,361	7,434,817

		24,608,465

Commercial Services & Supplies — 1.6%
ABM Industries, Inc.	146,270	6,100,922
Advanced Disposal Services, Inc.*	97,965	2,467,738
Mobile Mini, Inc.(a)	126,779	4,367,537
US Ecology, Inc.	50,368	2,709,798

		15,645,995

Communications Equipment — 1.6%
Extreme Networks, Inc.*	147,513	1,753,930
Finisar Corp.*	117,708	2,609,586
NetScout Systems, Inc.*	191,358	6,190,431
Viavi Solutions, Inc.*	568,764	5,380,507

		15,934,454

Construction & Engineering — 0.9%
EMCOR Group, Inc.	78,183	5,424,337
Granite Construction, Inc.(a)	59,964	3,474,914

		8,899,251

Construction Materials — 1.0%
Eagle Materials, Inc.	55,910	5,965,597
Summit Materials, Inc. (Class A Stock)*	116,790	3,740,784

		9,706,381

Containers & Packaging — 0.5%
Berry Global Group, Inc.*	89,423	5,065,813

Diversified Consumer Services — 0.1%
Adtalem Global Education, Inc.	27,666	991,826

Electric Utilities — 2.4%
IDACORP, Inc.	76,674	6,741,945
PNM Resources, Inc.	195,051	7,860,555

A682

AST GOLDMAN SACHS SMALL-CAP VALUE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Electric Utilities (cont’d.)
Portland General Electric Co.	216,970	$9,902,511

		24,505,011

Electrical Equipment — 0.1%
Thermon Group Holdings, Inc.*(a)	44,796	805,880

Electronic Equipment, Instruments & Components — 3.1%
Anixter International, Inc.*	75,560	6,422,599
CTS Corp.	140,849	3,394,461
II-VI, Inc.*	97,961	4,031,095
OSI Systems, Inc.*	46,124	4,214,350
SYNNEX Corp.	59,378	7,511,911
Tech Data Corp.*	61,537	5,467,562

		31,041,978

Energy Equipment & Services — 0.6%
C&J Energy Services, Inc.*(a)	138,613	4,154,232
NCS Multistage Holdings, Inc.*(a)	78,845	1,898,588

		6,052,820

Equity Real Estate Investment Trusts (REITs) — 7.6%
Acadia Realty Trust(a)	314,703	9,006,800
Chesapeake Lodging Trust	342,619	9,240,434
Columbia Property Trust, Inc.	352,168	7,666,697
CyrusOne, Inc.	139,537	8,222,915
Hudson Pacific Properties, Inc.	125,221	4,198,660
Life Storage, Inc.	104,881	8,580,315
National Health Investors, Inc.(a)	91,997	7,110,448
Pebblebrook Hotel Trust(a)	352,634	12,744,193
PS Business Parks, Inc.	31,892	4,257,582
RLJ Lodging Trust(a)	177,928	3,914,416
Terreno Realty Corp.	46,722	1,690,402

		76,632,862

Food & Staples Retailing — 0.3%
SpartanNash Co.	27,411	722,828
United Natural Foods, Inc.*(a)	51,615	2,146,668

		2,869,496

Food Products — 1.6%
Hain Celestial Group, Inc. (The)*	70,163	2,887,207
Simply Good Foods Co. (The)*	469,473	5,497,529
Snyder’s-Lance, Inc.(a)	194,536	7,419,603

		15,804,339

Gas Utilities — 1.7%
Chesapeake Utilities Corp.	32,568	2,548,445
New Jersey Resources Corp.	164,285	6,924,613
South Jersey Industries, Inc.	209,356	7,229,063

		16,702,121

Health Care Equipment & Supplies — 2.3%
CONMED Corp.	94,087	4,936,745
Halyard Health, Inc.*	127,105	5,723,538
ICU Medical, Inc.*	17,709	3,291,218
Integra LifeSciences Holdings Corp.*	87,519	4,417,959
Quidel Corp.*	66,444	2,914,234
Wright Medical Group NV*(a)	83,771	2,167,156

		23,450,850

	Shares	Value
COMMON STOCKS (Continued)
Health Care Providers & Services — 1.3%
Acadia Healthcare Co., Inc.*(a)	97,290	$4,646,570
Almost Family, Inc.*	51,886	2,786,278
American Renal Associates Holdings, Inc.*(a)	62,005	928,215
AMN Healthcare Services, Inc.*(a)	77,261	3,530,828
Kindred Healthcare, Inc.	227,548	1,547,326

		13,439,217

Health Care Technology — 0.9%
Allscripts Healthcare Solutions, Inc.*	393,373	5,597,698
HMS Holdings Corp.*	160,942	3,196,308

		8,794,006

Hotels, Restaurants & Leisure — 3.0%
Boyd Gaming Corp.	170,665	4,445,823
Del Taco Restaurants, Inc.*	125,857	1,930,646
Extended Stay America, Inc	217,743	4,354,860
Hilton Grand Vacations, Inc.*	233,963	9,037,991
Marriott Vacations Worldwide Corp.(a)	36,115	4,497,401
Red Rock Resorts, Inc. (Class A Stock)(a)	80,527	1,865,005
Vail Resorts, Inc.	13,035	2,973,544
Wingstop, Inc.(a)	47,843	1,590,780

		30,696,050

Household Durables — 1.0%
Meritage Homes Corp.*(a)	37,380	1,659,672
Taylor Morrison Home Corp. (Class A Stock)*	65,950	1,454,198
TopBuild Corp.*	88,715	5,781,557
William Lyon Homes (Class A Stock)*	60,934	1,400,873

		10,296,300

Household Products — 0.1%
Spectrum Brands Holdings, Inc.(a)	11,554	1,223,800

Insurance — 4.3%
AMERISAFE, Inc.(a)	49,613	2,887,477
CNO Financial Group, Inc.	366,384	8,551,403
Enstar Group Ltd. (Bermuda)*	18,071	4,018,087
James River Group Holdings Ltd.	76,198	3,160,693
Kinsale Capital Group, Inc.	83,773	3,616,480
Maiden Holdings Ltd.(a)	39,983	317,865
National General Holdings Corp.	49,085	938,014
Primerica, Inc.(a)	58,135	4,740,909
ProAssurance Corp.	78,378	4,283,358
RLI Corp.(a)	73,259	4,202,136
Selective Insurance Group, Inc.	114,063	6,142,293

		42,858,715

Internet Software & Services — 0.5%
Cornerstone OnDemand, Inc.*	133,749	5,431,547

IT Services — 0.3%
Convergys Corp.(a)	102,520	2,654,243

Machinery — 4.5%
CIRCOR International, Inc.(a)	71,881	3,912,483
Federal Signal Corp.	239,730	5,101,454
ITT, Inc.	118,009	5,224,258
Kennametal, Inc.	95,903	3,868,727
RBC Bearings, Inc.*	21,491	2,689,599
Rexnord Corp.*	240,079	6,100,407

A683

AST GOLDMAN SACHS SMALL-CAP VALUE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Machinery (cont’d.)
Standex International Corp.	20,349	$2,161,064
Tennant Co.	36,484	2,415,241
Terex Corp.(a)	102,195	4,600,819
TriMas Corp.*	196,263	5,299,101
Watts Water Technologies, Inc. (Class A Stock)	61,583	4,261,544

		45,634,697

Media — 1.5%
Live Nation Entertainment, Inc.*(a)	165,980	7,228,429
Nexstar Media Group, Inc. (Class A Stock)(a)	81,673	5,088,228
WideOpenWest, Inc.*(a)	197,589	2,979,642

		15,296,299

Metals & Mining — 1.6%
AK Steel Holding Corp.*(a)	107,076	598,555
Allegheny Technologies, Inc.*(a)	105,786	2,528,285
Century Aluminum Co.*	80,610	1,336,514
Cleveland-Cliffs, Inc.*(a)	106,334	760,288
Commercial Metals Co.	244,158	4,646,327
Kaiser Aluminum Corp.	26,911	2,775,601
Royal Gold, Inc.	17,875	1,537,965
Ryerson Holding Corp.*	140,187	1,521,029

		15,704,564

Mortgage Real Estate Investment Trusts (REITs) — 1.9%
Blackstone Mortgage Trust, Inc. (Class A Stock)(a)	200,441	6,217,680
Granite Point Mortgage Trust, Inc.(a)	259,358	4,857,775
PennyMac Mortgage Investment Trust	279,224	4,855,705
Two Harbors Investment Corp.	285,730	2,880,158

		18,811,318

Multi-Utilities — 1.3%
Black Hills Corp.(a)	187,456	12,910,095

Oil, Gas & Consumable Fuels — 5.1%
Callon Petroleum Co.*(a)	782,636	8,796,829
CONSOL Energy, Inc.*	203,156	3,441,463
Golar LNG Ltd. (Bermuda)(a)	301,510	6,817,141
Jagged Peak Energy, Inc.*(a)	205,258	2,803,824
PDC Energy, Inc.*(a)	106,628	5,227,971
Rice Energy, Inc.*	194,134	5,618,238
RSP Permian, Inc.*	267,103	9,239,093
SRC Energy, Inc.*(a)	375,858	3,634,547
WPX Energy, Inc.*	535,593	6,159,320

		51,738,426

Paper & Forest Products — 0.3%
KapStone Paper and Packaging Corp.	105,207	2,260,898
Mercer International, Inc. (Canada)	53,741	636,831

		2,897,729

Pharmaceuticals — 0.3%
Impax Laboratories, Inc.*	118,141	2,398,262
Prestige Brands Holdings, Inc.*	18,240	913,642

		3,311,904

Professional Services — 0.5%
On Assignment, Inc.*	99,055	5,317,272

	Shares	Value
COMMON STOCKS (Continued)
Real Estate Management & Development — 0.5%
Kennedy-Wilson Holdings, Inc.(a)	282,213	$5,235,051

Road & Rail — 1.8%
ArcBest Corp.	41,705	1,395,032
Hertz Global Holdings, Inc.*(a)	40,590	907,592
Knight-Swift Transportation Holdings, Inc.*(a)	195,551	8,125,144
Marten Transport Ltd.	132,694	2,726,862
Saia, Inc.*	77,647	4,864,585

		18,019,215

Semiconductors & Semiconductor Equipment — 2.0%
Cree, Inc.*(a)	169,012	4,764,448
Cypress Semiconductor Corp.(a)	285,661	4,290,628
Entegris, Inc.*	222,320	6,413,932
Semtech Corp.*	122,774	4,610,164

		20,079,172

Software — 1.7%
Bottomline Technologies de, Inc.*	105,561	3,360,007
CommVault Systems, Inc.*	84,699	5,149,699
Verint Systems, Inc.*	204,612	8,563,012

		17,072,718

Specialty Retail — 2.6%
Aaron’s, Inc.	34,700	1,513,961
Abercrombie & Fitch Co. (Class A Stock)(a)	68,939	995,479
American Eagle Outfitters, Inc.(a)	270,751	3,871,739
Boot Barn Holdings, Inc.*(a)	46,762	416,182
Burlington Stores, Inc.*	63,541	6,065,624
Children’s Place, Inc. (The)(a)	31,800	3,757,170
Lithia Motors, Inc. (Class A Stock)(a)	44,965	5,409,739
Office Depot, Inc.	567,327	2,575,665
Party City Holdco, Inc.*(a)	83,649	1,133,444

		25,739,003

Textiles, Apparel & Luxury Goods — 0.5%
Columbia Sportswear Co.	25,076	1,544,180
Wolverine World Wide, Inc.	120,187	3,467,395

		5,011,575

Thrifts & Mortgage Finance — 2.6%
MGIC Investment Corp.*	684,599	8,578,025
OceanFirst Financial Corp.	131,335	3,610,399
Provident Financial Services, Inc.	148,923	3,971,776
Washington Federal, Inc.	176,482	5,938,619
WSFS Financial Corp.	75,334	3,672,533

		25,771,352

Trading Companies & Distributors — 2.6%
Beacon Roofing Supply, Inc.*	195,448	10,016,709
Foundation Building Materials, Inc.*(a)	187,441	2,650,416
Herc Holdings, Inc.*(a)	82,432	4,049,884
Kaman Corp.(a)	61,094	3,407,823
Univar, Inc.*	206,708	5,980,062

		26,104,894

TOTAL LONG-TERM INVESTMENTS (cost $782,407,698)		979,991,382

A684

AST GOLDMAN SACHS SMALL-CAP VALUE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

	Shares	Value
SHORT-TERM INVESTMENTS — 22.6%

AFFILIATED MUTUAL FUNDS
Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund(w)	26,177,054	$26,177,054
Prudential Investment Portfolios 2 - Prudential Institutional Money Market Fund (cost $201,873,630; includes $201,666,280 of cash collateral for securities on loan)(b)(w)	201,852,072	201,872,258

TOTAL SHORT-TERM INVESTMENTS (cost $228,050,684)		228,049,312

Value
TOTAL INVESTMENTS — 119.9% (cost $1,010,458,382)	$1,208,040,694
Liabilities in excess of other assets — (19.9)%	(200,376,706)

NET ASSETS — 100.0%	$1,007,663,988

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $197,744,848; cash collateral of $201,666,280 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.

(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund and Prudential Institutional Money Market Fund.

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2017 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$26,189,092	$—	$—
Air Freight & Logistics	11,365,602	—	—
Airlines	5,626,444	—	—
Auto Components	10,382,844	—	—
Automobiles	2,524,571	—	—
Banks	193,923,252	—	—
Building Products	8,546,859	—	—
Capital Markets	12,666,014	—	—
Chemicals	24,608,465	—	—
Commercial Services & Supplies	15,645,995	—	—
Communications Equipment	15,934,454	—	—
Construction & Engineering	8,899,251	—	—
Construction Materials	9,706,381	—	—
Containers & Packaging	5,065,813	—	—
Diversified Consumer Services	991,826	—	—
Electric Utilities	24,505,011	—	—
Electrical Equipment	805,880	—	—
Electronic Equipment, Instruments & Components	31,041,978	—	—
Energy Equipment & Services	6,052,820	—	—
Equity Real Estate Investment Trusts (REITs)	76,632,862	—	—
Food & Staples Retailing	2,869,496	—	—
Food Products	15,804,339	—	—
Gas Utilities	16,702,121	—	—
Health Care Equipment & Supplies	23,450,850	—	—
Health Care Providers & Services	13,439,217	—	—
Health Care Technology	8,794,006	—	—
Hotels, Restaurants & Leisure	30,696,050	—	—
Household Durables	10,296,300	—	—

A685

AST GOLDMAN SACHS SMALL-CAP VALUE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Common Stocks (continued)
Household Products	$1,223,800	$—	$—
Insurance	42,858,715	—	—
Internet Software & Services	5,431,547	—	—
IT Services	2,654,243	—	—
Machinery	45,634,697	—	—
Media	15,296,299	—	—
Metals & Mining	15,704,564	—	—
Mortgage Real Estate Investment Trusts (REITs)	18,811,318	—	—
Multi-Utilities	12,910,095	—	—
Oil, Gas & Consumable Fuels	51,738,426	—	—
Paper & Forest Products	2,897,729	—	—
Pharmaceuticals	3,311,904	—	—
Professional Services	5,317,272	—	—
Real Estate Management & Development	5,235,051	—	—
Road & Rail	18,019,215	—	—
Semiconductors & Semiconductor Equipment	20,079,172	—	—
Software	17,072,718	—	—
Specialty Retail	25,739,003	—	—
Textiles, Apparel & Luxury Goods	5,011,575	—	—
Thrifts & Mortgage Finance	25,771,352	—	—
Trading Companies & Distributors	26,104,894	—	—
Affiliated Mutual Funds	228,049,312	—	—

Total	$1,208,040,694	$—	$—

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

A686

AST GOLDMAN SACHS STRATEGIC INCOME PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
LONG-TERM INVESTMENTS — 72.2%

ASSET-BACKED SECURITIES — 30.3%
Automobiles — 0.0%
Skopos Auto Receivables Trust,
Series 2015-1A, Class A, 144A
3.100%	12/15/23	13	$12,790
Series 2015-2A, Class A, 144A
3.550%	02/15/20	21	20,641

			33,431

Collateralized Loan Obligations — 17.3%
ACIS CLO Ltd. (Cayman Islands),
Series 2014-4A, Class A, 3 Month LIBOR + 1.420%, 144A
2.731%(c)	05/01/26	4,757	4,761,435
Apidos CLO (Cayman Islands),
Series 2012-10A, Class A, 3 Month LIBOR + 1.420%, 144A
2.731%(c)	10/30/22	1,125	1,125,713
Series 2014-19A, Class A1R, 3 Month LIBOR + 1.200%,144A
2.504%(c)	10/17/26	600	600,857
Atlas Senior Loan Fund Ltd. (Cayman Islands),
Series 2014-1A, Class AR2, 3 Month LIBOR + 1.260%, 144A
2.564%(c)	07/16/29	1,500	1,500,719
CFIP CLO Ltd. (Cayman Islands),
Series 2014-1A, Class AR, 3 Month LIBOR + 1.320%, 144A
2.624%(c)	07/13/29	2,200	2,201,056
Cutwater Ltd. (Cayman Islands),
Series 2014-1A, Class A1AR, 3 Month LIBOR + 1.250%, 144A
2.554%(c)	07/15/26	1,550	1,556,654
Series 2015-1A, Class A2, 3 Month LIBOR + 1.530%, 144A
2.834%(c)	07/15/27	5,850	5,863,098
Halcyon Loan Advisors Funding Ltd. (Cayman Islands),
Series 2015-2A, Class A, 3 Month LIBOR + 1.390%, 144A
2.704%(c)	07/25/27	4,000	4,001,252
Jamestown CLO Ltd. (Cayman Islands),
Series 2015-6A, Class A1AR, 3 Month LIBOR + 1.150%, 144A
2.466%(c)	02/20/27	1,550	1,550,454
Neuberger Berman CLO Ltd. (Cayman Islands),
Series 2015-19A, Class A1R, 3 Month LIBOR + 1.050%, 144A
2.354%(c)	07/15/27	1,550	1,550,504
Octagon Investment Partners 24 Ltd. (Cayman Islands),
Series 2015-1A, Class A1R, 3 Month LIBOR + 0.900%, 144A
2.216%(c)	05/21/27	3,150	3,153,150
OFSI Fund Ltd. (Cayman Islands),
Series 2014-6A, Class A1, 3 Month LIBOR + 1.030%, 144A
2.334%(c)	03/20/25	2,213	2,213,846
Series 2014-7A, Class A, 3 Month LIBOR + 1.340%, 144A
2.644%(c)	10/18/26	3,649	3,648,563
Series 2014-7A, Class AR, 3 Month LIBOR + 0.900%, 144A^

Interest Rate	Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)
Collateralized Loan Obligations (cont’d.)
2.200%(c)	10/18/26	3,600	$3,600,000
Series 2014-7A, Class B, 3 Month LIBOR + 2.130%, 144A
3.434%(c)	10/18/26	901	901,442
Palmer Square Loan Funding Ltd. (Cayman Islands),
Series 2017-1A, Class A1, 3 Month LIBOR + 0.740%, 144A
2.060%(c)	10/15/25	1,600	1,600,158
TCW CLO Ltd. (Cayman Islands),
Series 2017-1A, Class A, 3 Month LIBOR + 1.280%, 144A
2.715%(c)	07/29/29	1,500	1,500,835
Trinitas CLO Ltd. (Cayman Islands),
Series 2014-2A, Class A1R, 3 Month LIBOR + 1.180%, 144A
2.484%(c)	07/15/26	7,400	7,401,675
WhiteHorse Ltd. (Cayman Islands),
Series 2014-9A, Class AR, 3 Month LIBOR + 1.160%, 144A
2.464%(c)	07/17/26	1,800	1,800,402
Z Capital Credit Partners CLO Ltd. (Cayman Islands),
Series 2015-1A, Class A1, 3 Month LIBOR + 1.330%, 144A
2.634%(c)	07/16/27	3,585	3,585,841

			54,117,654

Home Equity Loans — 0.6%
Soundview Home Loan Trust,
Series 2006-OPT3, Class 2A4, 1 Month LIBOR + 0.250%
1.487%(c)	06/25/36	1,850	1,703,082

Other — 0.1%
Tricon American Homes Trust,
Series 2015-SFR1, Class D, 1 Month LIBOR + 2.200%, 144A
3.434%(c)	05/17/32	100	100,343
Series 2015-SFR1, Class E, 1 Month LIBOR + 3.000%, 144A
4.234%(c)	05/17/32	130	130,219

			230,562

Residential Mortgage-Backed Securities — 1.6%
Credit-Based Asset Servicing & Securitization LLC,
Series 2005-CB8, Class AF2
3.872%	12/25/35	191	190,086
Series 2005-CB8, Class AF3
3.872%	12/25/35	700	690,033
Lehman XS Trust,
Series 2007-3, Class 1BA2, 6 Month LIBOR + 0.500%
1.953%(c)	03/25/37	1,532	1,258,186
Saxon Asset Securities Trust,
Series 2005-3, Class M2, 1 Month LIBOR + 0.480%
1.717%(c)	11/25/35	2,500	2,486,261
VOLT XXV LLC,
Series 2015-NPL8, Class A1, 144A
3.500%(cc)	06/26/45	437	438,257

			5,062,823

Student Loans — 10.7%
Academic Loan Funding Trust,
Series 2012-1A, Class A2, 1 Month LIBOR + 1.100%, 144A

A687

AST GOLDMAN SACHS STRATEGIC INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)
Student Loans (cont’d.)
2.337%(c)	12/27/44	1,600	$1,596,976
Access Group, Inc.,
Series 2015-1, Class A, 1 Month LIBOR + 0.700%, 144A
1.937%(c)	07/25/56	1,045	1,046,629
Brazos Higher Education Authority, Inc.,
Series 2005-2, Class A11, 3 Month LIBOR + 0.140%
1.456%(c)	09/27/21	125	124,722
ECMC Group Student Loan Trust,
Series 2016-1A, Class A, 1 Month LIBOR + 1.350%, 144A
2.587%(c)	07/26/66	1,348	1,349,336
EFS Volunteer LLC,
Series 2012-1, Class A2, 1 Month LIBOR + 1.350%, 144A
2.587%(c)	03/25/36	1,550	1,572,297
Series 2012-1, Class A3, 1 Month LIBOR + 1.000%, 144A
2.237%(c)	04/25/33	950	950,000
Higher Education Funding I,
Series 2005-1, Class A4, 3 Month LIBOR + 0.140%
1.457%(c)	02/25/30	152	152,036
Montana Higher Education Student Assistance Corp.,
Series 2012-1, Class A3, 1 Month LIBOR + 1.050%
2.286%(c)	07/20/43	850	849,999
Navient Student Loan Trust,
Series 2016-5A, Class A, 1 Month LIBOR + 1.250%, 144A
2.487%(c)	06/25/65	2,947	3,005,409
Series 2016-7A, Class A, 1 Month LIBOR + 1.150%, 144A
2.387%(c)	03/25/66	1,402	1,418,639
Series 2017-2A, Class A, 1 Month LIBOR + 1.050%, 144A
2.284%(c)	12/27/66	2,625	2,660,558
Series 2017-5A, Class A, 1 Month LIBOR + 0.800%, 144A^
2.048%(c)	07/26/66	3,100	3,096,403
Nelnet Student Loan Trust,
Series 2005-4, Class A3, 3 Month LIBOR + 0.130%
1.417%(c)	06/22/26	300	299,619
Series 2006-1, Class A6, 3 Month LIBOR + 0.450%, 144A
1.764%(c)	08/23/36	1,500	1,460,248
Northstar Education Finance, Inc.,
Series 2007-1, Class A1, Revenue Bonds
1.414%(c)	04/28/30	325	321,164
PHEAA Student Loan Trust,
Series 2016-1A, Class A, 1 Month LIBOR + 1.150%, 144A
2.387%(c)	09/25/65	1,459	1,477,731
Scholar Funding Trust,
Series 2010-A, Class A, 3 Month LIBOR + 0.750%, 144A
2.064%(c)	10/28/41	742	736,668
SLM Student Loan Trust,
Series 2003-14, Class A5, 3 Month LIBOR + 0.230%
1.544%(c)	01/25/23	215	214,861
Series 2003-7A, Class A5A, 3 Month LIBOR + 1.200%, 144A
2.520%(c)	12/15/33	1,179	1,193,895
Series 2004-8A, Class A6, 3 Month LIBOR + 0.630%, 144A
1.944%(c)	01/25/40	750	749,775
Series 2005-5, Class A4, 3 Month LIBOR + 0.140%
1.454%(c)	10/25/28	2,150	2,139,293
Series 2005-5, Class A5, 3 Month LIBOR + 0.750%
2.064%(c)	10/25/40	300	295,780
Series 2006-10, Class A5A, 3 Month LIBOR + 0.100%

Interest Rate	Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)
Student Loans (cont’d.)
1.414%(c)	04/25/27	1,281	$1,277,569
Series 2008-2, Class A3, 3 Month LIBOR + 0.750%
2.064%(c)	04/25/23	516	514,948
Series 2008-3, Class A3, 3 Month LIBOR + 1.000%
2.314%(c)	10/25/21	660	663,874
Series 2008-4, Class A4, 3 Month LIBOR + 1.650%
2.964%(c)	07/25/22	1,437	1,475,209
Series 2008-5, Class A4, 3 Month LIBOR + 1.700%
3.014%(c)	07/25/23	1,258	1,295,207
Series 2008-6, Class A4, 3 Month LIBOR + 1.100%
2.414%(c)	07/25/23	850	857,652
Series 2008-8, Class A4, 3 Month LIBOR + 1.500%
2.814%(c)	04/25/23	500	511,820
Wachovia Student Loan Trust,
Series 2005-1, Class A5, 3 Month LIBOR + 0.130%
1.444%(c)	01/26/26	209	209,343

			33,517,660

TOTAL ASSET-BACKED SECURITIES (cost $93,281,838)			94,665,212

BANK LOANS(c) —1.6%
Aerospace & Defense — 0.1%
Avolon TLB Borrower 1 (US) LLC,
Initial Term B-1 Loan, 1 Month LIBOR + 2.250%
3.486%	09/16/20	125	124,977
Initial Term B-2 Loan, 1 Month LIBOR + 2.750%
3.986%	03/20/22	274	274,949

			399,926

Electronic Equipment, Instruments & Components — 0.2%
EnergySolutions LLC,
New Term Loan, 3 Month LIBOR + 4.750%
6.090%	05/29/20	531	537,187

Food Products — 0.1%
Shearer’s Foods LLC,
Second Lien Term Loan, 3 Month LIBOR + 6.750%^
8.083%	06/30/22	425	401,625

Independent Power & Renewable Electricity Producers — 0.0%
Calpine Corp.,
Term Loan USD, 1 Month LIBOR + 1.750%
2.990%	11/30/17	41	40,947

Media — 0.3%
Checkout Holding Corp,
Second Lien Initial Loan, 1 Month LIBOR + 6.750%
7.985%	04/11/22	425	252,388
Getty Images, Inc.,
Initial Term Loan, 3 Month LIBOR + 3.500%
4.833%	10/18/19	643	554,972
Lions Gate Entertainment Corp.,
Term B Loan, 1 Month LIBOR + 3.000%
4.235%	12/08/23	173	174,348

			981,708

Oil, Gas & Consumable Fuels — 0.5%
Ascent Resources - Marcellus LLC,
First Lien Term Loan, 1 Month LIBOR + 4.250%
5.474%	08/04/20	874	644,369

A688

AST GOLDMAN SACHS STRATEGIC INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
BANK LOANS(c) (Continued)
Oil, Gas & Consumable Fuels (cont’d.)
Second Lien Term Loan, 3 Month LIBOR + 7.500%
8.500%	08/04/21	275	$18,047
Magnum Hunter Resources Corp.,
Term Loan Non-PIK, 3 Month LIBOR + 15.000%^
16.000%	05/06/19	374	371,985
Murray Energy Corp.,
Term B-2 Loan Non-PIK, 3 Month LIBOR + 7.250%
8.583%	04/16/20	398	365,547

			1,399,948

Software — 0.0%
MA FinanceCo. LLC,
Tranche B-3 Term Loan, 1 Month LIBOR + 2.750%
3.987%	06/21/24	39	38,673

Technology — 0.1%
Seattle Escrow Borrower LLC,
Term Loan, 1 Month LIBOR + 2.750%
3.987%	06/21/24	261	261,166

Telecommunications — 0.1%
Charter Communications Operating LLC,
Term F-1 Loan, 1 Month LIBOR + 2.000%
3.240%	01/03/21	298	299,105

Textiles, Apparel & Luxury Goods — 0.2%
True Religion Apparel, Inc.,
First Lien Initial Term Loan, 3 Month LIBOR + 4.875%
6.022%	07/30/19	2,546	640,765

TOTAL BANK LOANS (cost $7,131,280)			5,001,050

COMMERCIAL MORTGAGE-BACKED SECURITIES — 0.6%
CGBAM Commercial Mortgage Trust,
Series 2015-SMRT, Class E, 144A
3.912%(cc)	04/10/28	450	452,413
Citigroup Commercial Mortgage Trust,
Series 2015-SSHP, Class D, 1 Month LIBOR + 3.050%, 144A
4.277%(c)	09/15/27	300	301,187
CSMC LLC,
Series 2014-USA, Class E, 144A
4.373%	09/15/37	400	356,487
HILT Mortgage Trust,
Series 2014-ORL, Class E, 1 Month LIBOR + 3.250%, 144A
3.231%(c)	07/15/29	400	402,563
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2014-CBM, Class E, 1 Month LIBOR + 3.850%, 144A
5.084%(c)	10/15/29	350	350,000

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $1,873,297)			1,862,650

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CONVERTIBLE BONDS — 0.1%
Oil & Gas — 0.1%
Nabors Industries, Inc., Gtd. Notes, 144A(a)
0.750%	01/15/24		150	$121,969
Whiting Petroleum Corp.,
Gtd. Notes
1.250%	04/01/20		50	44,563

TOTAL CONVERTIBLE BONDS (cost $196,407)				166,532

CORPORATE BONDS — 9.4%
Airlines — 0.1%
Continental Airlines 2012-3 Class C Pass-Through Trust,
Pass-Through Certificates
6.125%	04/29/18		400	408,500

Banks — 0.3%
JPMorgan Chase Bank NA,
Gtd. Notes, EMTN, 144A
19.149%(s)	02/15/18	EGP	11,175	593,459
Unsec’d. Notes, EMTN, 144A
18.667%(s)	05/17/18	EGP	8,450	430,060

				1,023,519

Diversified Financial Services — 1.7%
Ally Financial, Inc.,
Gtd. Notes
6.250%	12/01/17		200	201,150
Citigroup Global Markets Holdings, Inc.,
Gtd. Notes, EMTN
19.918%(s)	11/09/17	EGP	15,550	865,989
Gtd. Notes, EMTN, 144A
18.572%(s)	11/02/17	EGP	14,060	785,733
18.602%(s)	05/10/18	EGP	31,100	1,592,815
Gtd. Notes, MTN, 144A
18.098%(s)	05/03/18	EGP	32,820	1,685,656
Nationstar Mortgage LLC/Nationstar Capital Corp.,
Gtd. Notes
6.500%	08/01/18		200	200,625
Navient Corp.,
Sr. Unsec’d. Notes, MTN
8.450%	06/15/18		100	104,200

				5,436,168

Electric — 0.1%
Dynegy, Inc.,
Gtd. Notes
6.750%	11/01/19		266	275,310
Electricite de France SA (France),
Jr. Sub. Notes, EMTN
4.250%	12/29/49	EUR	100	125,428

				400,738

Healthcare-Services — 0.1%
HCA, Inc.,
Sr. Sec’d. Notes
3.750%	03/15/19		200	204,250

Home Builders — 0.0%
Beazer Homes USA, Inc.,

A689

AST GOLDMAN SACHS STRATEGIC INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Home Builders (cont’d.)
Gtd. Notes
5.750%	06/15/19		50	$52,500

Insurance — 0.2%
Chubb Corp. (The),
Gtd. Notes, 3 Month LIBOR + 2.250%
3.554%(c)	03/29/67		650	646,425

Media — 0.2%
Altice Financing SA (Luxembourg),
Sr. Sec’d. Notes, 144A
6.500%	01/15/22		200	208,000
Cablevision Systems Corp.,
Sr. Unsec’d. Notes
7.750%	04/15/18		50	51,313
SFR Group SA (France),
Sr. Sec’d. Notes, 144A
6.000%	05/15/22		350	365,750

				625,063

Mining — 0.3%
First Quantum Minerals Ltd. (Zambia),
Gtd. Notes, 144A
7.250%	04/01/23		300	309,000
7.500%	04/01/25		200	204,500
Freeport-McMoRan, Inc.,
Gtd. Notes
2.375%	03/15/18		500	500,000

				1,013,500

Miscellaneous Manufacturing — 0.1%
General Electric Co.,
Sr. Unsec’d. Notes, MTN
8.500%	04/06/18	MXN	5,000	275,129

Oil & Gas — 3.0%
Carrizo Oil & Gas, Inc.,
Gtd. Notes(a)
7.500%	09/15/20		750	765,938
Halcon Resources Corp.,
Gtd. Notes, 144A
6.750%	02/15/25		300	310,500
Sec’d. Notes, 144A
12.000%	02/15/22		50	60,250
Laredo Petroleum, Inc.,
Gtd. Notes
5.625%	01/15/22		275	277,063
7.375%	05/01/22		200	207,000
Petrobras Global Finance BV (Brazil),
Gtd. Notes
6.850%	06/05/2115		410	391,038
7.375%	01/17/27		1,030	1,134,030
8.750%	05/23/26		50	60,063
Gtd. Notes, 144A
5.999%	01/27/28		537	537,091
Petroleos de Venezuela SA (Venezuela),
Gtd. Notes
5.375%	04/12/27		1,270	381,000
6.000%	10/28/22		11,240	3,194,969
Petroleos Mexicanos (Mexico),
Gtd. Notes

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Oil & Gas (cont’d.)
5.500%	06/27/44		23	$21,448
5.625%	01/23/46		10	9,300
6.375%	02/04/21		38	41,629
6.375%	01/23/45		50	50,875
6.625%	06/15/35		10	10,775
Gtd. Notes, EMTN
5.125%	03/15/23	EUR	210	284,230
Gtd. Notes, MTN, 144A
6.500%	03/13/27		810	897,666
6.750%	09/21/47		280	297,892
Whiting Petroleum Corp.,
Gtd. Notes
5.000%	03/15/19		350	350,105

				9,282,862

Packaging & Containers — 0.1%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. (Ireland),
Gtd. Notes, 144A
6.000%	02/15/25		200	211,750
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer SA (New Zealand),
Sr. Sec’d. Notes
5.750%	10/15/20		150	152,633

				364,383

Pharmaceuticals — 0.3%
Valeant Pharmaceuticals International, Inc.,
Gtd. Notes, 144A(a)
6.375%	10/15/20		350	350,875
Sr. Sec’d. Notes, 144A
6.500%	03/15/22		200	211,500
7.000%	03/15/24		300	320,277

				882,652

Pipelines — 0.6%
DCP Midstream Operating LP,
Gtd. Notes
2.500%	12/01/17		400	400,040
2.700%	04/01/19		300	298,500
Enterprise Products Operating LLC,
Gtd. Notes, 3 Month LIBOR + 3.710%
5.018%(c)	08/01/66		964	964,482
Plains All American Pipeline LP/PAA Finance Corp.,
Sr. Unsec’d. Notes
3.600%	11/01/24		375	366,337

				2,029,359

Real Estate — 0.3%
China Evergrande Group (China),
Sr. Sec’d. Notes
8.750%	06/28/25		820	832,134

Semiconductors — 0.1%
NXP BV/NXP Funding LLC (Netherlands),
Gtd. Notes, 144A
4.125%	06/01/21		200	209,250

Software — 0.2%
Change Healthcare Holdings LLC/Change Healthcare Finance, Inc.,
Sr. Unsec’d. Notes, 144A
5.750%	03/01/25		300	306,000

A690

AST GOLDMAN SACHS STRATEGIC INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Software (cont’d.)
CURO Financial Technologies Corp.,
Sr. Sec’d. Notes, 144A
12.000%	03/01/22		300	$322,500

				628,500

Telecommunications — 1.6%
America Movil SAB de CV (Mexico),
Sr. Unsec’d. Notes
6.000%	06/09/19	MXN	8,510	454,114
Frontier Communications Corp.,
Sr. Unsec’d. Notes
8.125%	10/01/18		650	656,500
Intelsat Jackson Holdings SA (Luxembourg),
Gtd. Notes
7.250%	10/15/20		100	96,250
7.500%	04/01/21		550	521,125
Gtd. Notes, 144A
9.750%	07/15/25		100	101,000
Nokia OYJ (Finland),
Sr. Unsec’d. Notes
3.375%	06/12/22		100	100,875
Sprint Communications, Inc.,
Gtd. Notes, 144A
9.000%	11/15/18		300	322,251
Sr. Unsec’d. Notes
7.000%	08/15/20		300	327,786
Sprint Corp.,
Gtd. Notes
7.125%	06/15/24		300	337,500
Telecom Italia Capital SA (Italy),
Gtd. Notes
6.375%	11/15/33		200	230,250
7.200%	07/18/36		150	185,243
7.721%	06/04/38		350	448,980
Wind Acquisition Finance SA (Italy),
Sec’d. Notes, 144A
7.375%	04/23/21		500	520,000
Sr. Sec’d. Notes, 144A
4.750%	07/15/20		300	303,282
Windstream Services LLC,
Gtd. Notes(a)
7.750%	10/15/20		400	320,000

				4,925,156

Trucking & Leasing — 0.1%
Park Aerospace Holdings Ltd. (Ireland),
Gtd. Notes, 144A
5.250%	08/15/22		250	260,000

TOTAL CORPORATE BONDS (cost $29,748,936)				29,500,088

FOREIGN GOVERNMENT BONDS — 8.6%
Argentine Republic Government International Bond (Argentina),
Sr. Unsec’d. Notes
2.260%	12/31/38	EUR	100	80,369
2.500%	12/31/38		180	126,900
Sr. Unsec’d. Notes, 144A
7.125%	06/28/2117		2,740	2,734,520
Brazil Notas do Tesouro Nacional (Brazil), Notes

Interest Rate	Maturity Date		Principal Amount (000)#	Value
FOREIGN GOVERNMENT BONDS (Continued)
6.000%	08/15/50	BRL	133	$143,693
10.000%	01/01/27	BRL	1,954	626,171
Dominican Republic International Bond (Dominican Republic),
Sr. Unsec’d. Notes
5.500%	01/27/25		290	306,675
5.875%	04/18/24		110	119,350
7.450%	04/30/44		440	524,149
Sr. Unsec’d. Notes, 144A
5.500%	01/27/25		640	676,800
7.450%	04/30/44		190	226,338
Ecuador Government International Bond (Ecuador),
Sr. Unsec’d. Notes
9.625%	06/02/27		830	871,499
9.650%	12/13/26		730	770,149
Sr. Unsec’d. Notes, 144A
9.625%	06/02/27		510	535,499
Indonesia Government International Bond (Indonesia),
Sr. Unsec’d. Notes, MTN
5.875%	01/15/24		640	733,672
Sr. Unsec’d. Notes, MTN, 144A
2.150%	07/18/24	EUR	490	596,502
2.625%	06/14/23	EUR	330	415,064
3.850%	07/18/27		1,670	1,716,157
Japanese Government CPI Linked Bond (Japan),
Sr. Unsec’d. Notes, TIPS
0.100%	03/10/25	JPY	1,055,500	9,751,013
Mexican Bonos (Mexico), Bonds
6.500%	06/10/21	MXN	12,673	691,593
6.500%	06/09/22	MXN	6,759	367,968
8.000%	11/07/47	MXN	104	6,214
Sr. Unsec’d. Notes
7.750%	11/23/34	MXN	3,827	223,012
8.000%	12/07/23	MXN	3,885	226,995
8.500%	11/18/38	MXN	1,673	104,654
Perusahaan Penerbit SBSN Indonesia III (Indonesia),
Sr. Unsec’d. Notes, 144A
4.150%	03/29/27		1,220	1,259,650
South Africa Government Bond (South Africa), Bonds
6.500%	02/28/41	ZAR	1,770	92,666
7.000%	02/28/31	ZAR	14,640	900,806
8.250%	03/31/32	ZAR	5,530	373,489
8.500%	01/31/37	ZAR	4,900	325,840
8.750%	01/31/44	ZAR	11,890	792,788
8.875%	02/28/35	ZAR	3,120	217,738
Venezuela Government International Bond (Venezuela),
Sr. Unsec’d. Notes
6.000%	12/09/20		230	88,549
9.250%	05/07/28		580	198,766

TOTAL FOREIGN GOVERNMENT BONDS (cost $27,304,023)				26,825,248

MUNICIPAL BONDS — 1.1%
Illinois
State of Illinois,
General Obligation Unlimited
5.100%	06/01/33		600	606,432
General Obligation Unlimited, BABS

A691

AST GOLDMAN SACHS STRATEGIC INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
MUNICIPAL BONDS (Continued)
Illinois (cont’d.)
7.350%	07/01/35	165	$194,144
Puerto Rico
Commonwealth of Puerto Rico (Puerto Rico),
General Obligation Unlimited(d)
5.000%	07/01/34	15	6,881
5.125%	07/01/31	75	34,406
5.250%	07/01/27	25	11,469
5.500%	07/01/26	15	6,881
5.500%	07/01/32	45	20,644
5.500%	07/01/39	110	50,463
5.625%	07/01/32	35	16,056
5.750%	07/01/41	80	36,700
5.875%	07/01/36	40	18,350
6.000%	07/01/34	35	16,056
6.000%	07/01/39	330	151,388
8.000%	07/01/35	410	198,850
Puerto Rico Commonwealth Aqueduct & Sewer Authority (Puerto Rico),
Revenue Bonds
5.000%	07/01/33	270	196,822
5.750%	07/01/37	270	199,147
6.000%	07/01/44	95	72,682
6.000%	07/01/47	75	55,412
Puerto Rico Sales Tax Financing Corp. (Puerto Rico),
Revenue Bonds
5.000%(d)	08/01/43	1,350	281,813
5.250%(d)	08/01/41	3,285	685,744
5.250%(d)	08/01/43	175	36,531
5.375%(d)	08/01/38	170	35,488
5.375%(d)	08/01/39	485	101,244
5.500%(d)	08/01/28	360	75,150
5.500%(d)	08/01/37	220	45,925
5.750%(d)	08/01/37	340	70,975
6.500%(d)	08/01/44	20	4,175
6.750%(d)	08/01/32	515	107,506
8.020%(s)	08/01/37	190	11,463
8.020%(s)	08/01/38	150	8,480
8.050%(s)	08/01/35	70	4,701

TOTAL MUNICIPAL BONDS (cost $6,872,552)			3,361,978

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 10.9%
Alternative Loan Trust,
Series 2006-HY11, Class A1, 1 Month LIBOR + 0.120%
1.357%(c)	06/25/36	1,270	1,118,231
BCAP LLC Trust,
Series 2007-AA1, Class 2A1, 1 Month LIBOR + 0.180%
1.417%(c)	03/25/37	1,723	1,621,032
Credit Suisse European Mortgage Capital Ltd. (Ireland),
Series 2015-1HWA, Class A, 3 Month EURIBOR + 2.750%, 144A^
2.750%(c)	04/20/20	EUR 1,376	1,614,563
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust,
Series 2007-OA3, Class A1, 1 Month LIBOR + 0.140%
1.377%(c)	07/25/47	1,327	1,253,022
Fannie Mae Connecticut Avenue Securities,
Series 2016-C04, Class 1M2, 1 Month LIBOR + 4.250%
5.487%(c)	01/25/29	250	274,048

Interest Rate	Maturity Date	Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Fannie Mae REMICS,
Series 2010-135, Class AS, IO, 1 Month LIBOR x Factor + 5.950%
4.713%(c)	12/25/40	288	$41,424
Series 2011-124, Class SC, IO, 1 Month LIBOR x Factor + 6.550%
5.313%(c)	12/25/41	996	174,064
Series 2012-5, Class SA, IO, 1 Month LIBOR x Factor + 5.950%
4.713%(c)	02/25/42	938	159,749
Series 2012-88, Class SB, IO, 1 Month LIBOR x Factor + 6.670%
5.433%(c)	07/25/42	544	97,871
Series 2013-96, Class SW, IO, 1 Month LIBOR x Factor + 6.100%
4.863%(c)	09/25/43	1,089	157,358
Series 2013-96, Class SY, IO, 1 Month LIBOR x Factor + 6.150%
4.913%(c)	07/25/42	835	110,933
Series 2013-130, Class SN, IO, 1 Month LIBOR x Factor + 6.650%
5.413%(c)	10/25/42	1,093	202,455
Series 2014-6, Class SA, IO, 1 Month LIBOR x Factor + 6.600%
5.363%(c)	02/25/44	1,018	178,235
Series 2014-19, Class MS, IO, 1 Month LIBOR x Factor + 6.600%
5.363%(c)	11/25/39	864	86,858
Series 2015-20, Class ES, IO, 1 Month LIBOR x Factor + 6.150%
4.913%(c)	04/25/45	741	134,861
Series 2015-22, Class DS, IO, 1 Month LIBOR x Factor + 6.200%
4.963%(c)	04/25/45	719	132,161
Series 2015-34, Class LS, IO, 1 Month LIBOR x Factor + 6.100%
4.863%(c)	06/25/45	1,404	242,108
Series 2015-79, Class SA, IO, 1 Month LIBOR x Factor + 6.250%
5.013%(c)	11/25/45	1,002	151,543
Series 2015-79, Class SE, IO, 1 Month LIBOR x Factor + 6.250%
5.013%(c)	11/25/45	593	87,418
Series 2016-1, Class SJ, IO, 1 Month LIBOR x Factor + 6.150%
4.913%(c)	02/25/46	1,552	320,555
Series 2016-3, Class IP, IO
4.000%	02/25/46	1,602	321,684
Freddie Mac REMICS,
Series 3753, Class SK, IO, 1 Month LIBOR x Factor + 6.050%
4.816%(c)	11/15/38	358	25,325
Series 3852, Class SW, IO, 1 Month LIBOR x Factor + 6.000%
4.766%(c)	05/15/41	935	137,013
Series 4314, Class SE, IO, 1 Month LIBOR x Factor + 6.050%
4.816%(c)	03/15/44	1,780	326,250
Series 4326, Class GS, IO, 1 Month LIBOR x Factor + 6.050%
4.816%(c)	04/15/44	1,266	208,411
Series 4431, Class ST, IO, 1 Month LIBOR x Factor + 6.100%
4.866%(c)	01/15/45	1,510	279,672
Series 4468, Class SY, IO, 1 Month LIBOR x Factor + 6.100%
4.866%(c)	05/15/45	715	124,440
Series 4473, Class AS, IO, 1 Month LIBOR x Factor + 5.600%
4.366%(c)	05/15/45	1,460	203,375
Series 4583, Class ST, IO, 1 Month LIBOR x Factor + 6.000%
4.766%(c)	05/15/46	3,113	619,949
Freddie Mac Strips,
Series 304, Class C45, IO
3.000%	12/15/27	1,004	88,030
Freddie Mac Structured Agency Credit Risk Debt Notes,
Series 2015-DNA1, Class M3, 1 Month LIBOR + 3.300%
4.537%(c)	10/25/27	440	487,880
Series 2015-HQA2, Class M3, 1 Month LIBOR + 4.800%
6.037%(c)	05/25/28	325	371,829

A692

AST GOLDMAN SACHS STRATEGIC INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Series 2016-DNA2, Class M3, 1 Month LIBOR + 4.650%
5.887%(c)	10/25/28	400	$448,445
Series 2016-DNA3, Class M3, 1 Month LIBOR + 5.000%
6.237%(c)	12/25/28	300	341,861
Series 2016-DNA4, Class M3, 1 Month LIBOR + 3.800%
5.037%(c)	03/25/29	400	432,254
Government National Mortgage Assoc.,
Series 2010-9, Class XD, IO, 1 Month LIBOR x Factor + 6.600%
5.366%(c)	01/16/40	1,942	339,486
Series 2010-9, Class YD, IO, 1 Month LIBOR x Factor + 6.800%
5.566%(c)	01/16/40	760	138,703
Series 2010-20, Class SE, IO, 1 Month LIBOR x Factor + 6.250%
5.014%(c)	02/20/40	1,324	224,616
Series 2010-37, Class SG, IO, 1 Month LIBOR x Factor + 5.700%
4.464%(c)	03/20/40	410	56,840
Series 2010-101, Class S, IO, 1 Month LIBOR x Factor + 6.000%
4.764%(c)	08/20/40	2,133	306,623
Series 2011-50, Class PS, IO, 1 Month LIBOR x Factor + 6.100%
4.864%(c)	02/20/41	1,345	180,330
Series 2012-149, Class MS, IO, 1 Month LIBOR x Factor + 6.250%
5.014%(c)	12/20/42	805	134,809
Series 2013-113, Class SA, IO, 1 Month LIBOR x Factor + 6.700%
5.464%(c)	08/20/43	1,038	170,161
Series 2013-167, Class SG, IO, 1 Month LIBOR x Factor + 6.150%
4.914%(c)	11/20/43	548	92,043
Series 2014-20, Class SA, IO, 1 Month LIBOR x Factor + 6.100%
4.864%(c)	02/20/44	1,515	252,248
Series 2014-56, Class ST, IO, 1 Month LIBOR x Factor + 6.100%
4.866%(c)	12/16/39	1,660	243,810
Series 2014-96, Class SE, IO, 1 Month LIBOR x Factor + 5.600%
4.364%(c)	07/20/44	847	110,146
Series 2014-132, Class SL, IO, 1 Month LIBOR x Factor + 6.100%
4.864%(c)	10/20/43	1,518	201,292
Series 2014-180, Class PI, IO
4.000%	08/20/44	572	95,218
Series 2014-188, Class IB, IO
4.000%	12/20/44	1,032	154,651
Series 2015-57, Class AS, IO, 1 Month LIBOR x Factor + 5.600%
4.364%(c)	04/20/45	4,067	584,766
Series 2015-64, Class SG, IO, 1 Month LIBOR x Factor + 5.600%
4.364%(c)	05/20/45	2,021	351,554
Series 2015-95, Class GI, IO
4.500%	07/16/45	1,629	309,215
Series 2015-110, Class MS, IO, 1 Month LIBOR x Factor + 5.710%
4.474%(c)	08/20/45	3,991	577,500
Series 2015-111, Class IM, IO
4.000%	08/20/45	2,064	356,738
Series 2015-111, Class IW, IO
4.000%	06/20/45	689	105,657
Series 2015-111, Class SM, IO, 1 Month LIBOR x Factor + 6.200%
4.964%(c)	08/20/45	580	81,257
Series 2015-112, Class SB, IO, 1 Month LIBOR x Factor + 5.740%
4.504%(c)	08/20/45	1,086	135,331
Series 2015-126, Class HS, IO, 1 Month LIBOR x Factor + 6.200%
4.964%(c)	09/20/45	1,106	176,818
Series 2015-129, Class IC, IO
4.500%	09/16/45	513	82,608
Series 2015-144, Class QS, IO, 1 Month LIBOR x Factor + 5.700%

Interest Rate	Maturity Date	Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
4.464%(c)	10/20/45	498	$56,999
Series 2015-159, Class HS, IO, 1 Month LIBOR x Factor + 6.200%
4.964%(c)	11/20/45	600	95,559
Series 2015-167, Class AS, IO, 1 Month LIBOR x Factor + 6.250%
5.014%(c)	11/20/45	923	143,102
Series 2015-168, Class SD, IO, 1 Month LIBOR x Factor + 6.200%
4.964%(c)	11/20/45	799	127,687
Series 2016-1, Class ST, IO, 1 Month LIBOR x Factor + 6.200%
4.964%(c)	01/20/46	573	96,288
Series 2016-6, Class SB, IO, 1 Month LIBOR x Factor + 5.650%
4.414%(c)	01/20/46	1,645	238,751
Series 2016-27, Class IA, IO
4.000%	06/20/45	1,612	226,713
Series 2016-88, Class S, IO, 1 Month LIBOR x Factor + 6.200%
4.964%(c)	01/20/46	1,368	239,758
GreenPoint MTA Trust,
Series 2005-AR1, Class A2, 1 Month LIBOR + 0.440%
1.677%(c)	06/25/45	804	752,024
Impac Secured Assets Trust,
Series 2007-1, Class A2, 1 Month LIBOR + 0.160%
1.397%(c)	03/25/37	1,399	1,230,514
Lehman XS Trust,
Series 2005-7N, Class 1A1A, 1 Month LIBOR + 0.270%
1.507%(c)	12/25/35	1,662	1,648,384
Mortgage Repurchase Agreement Financing Trust,
Series 2016-1, Class A2, 1 Month LIBOR + 0.950%, 144A
2.185%(c)	04/10/19	2,200	2,200,046
Series 2017-2, Class A1, 1 Month LIBOR + 0.550%, 144A
1.779%(c)	08/12/19	6,300	6,300,510
Station Place Securitization Trust,
Series 2015-2, Class A, 1 Month LIBOR + 1.050%, 144A^
2.287%(c)	05/15/18	600	600,000
WaMu Mortgage Pass-Through Certificates Trust,
Series 2006-AR19, Class 1A, Federal Reserve U.S. 12 Month Cumulative Avg 1 Year CMT + 0.740%
1.629%(c)	01/25/47	1,028	875,813
Series 2006-AR9, Class 1A, Federal Reserve U.S. 12 Month Cumulative Avg 1 Year CMT + 1.000%
1.889%(c)	08/25/46	1,255	1,176,277

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $34,793,728)			34,045,752

U.S. GOVERNMENT AGENCY OBLIGATIONS — 4.1%
Federal Home Loan Banks, 3 Month LIBOR + (0.080)%
1.237%(c)	10/27/17	7,250	7,250,684
1.237%(c)	10/27/17	1,750	1,750,165
Federal National Mortgage Assoc.
6.000%	05/01/34	915	1,043,871
6.000%	08/01/36	229	260,968
6.000%	09/01/36	271	307,039
6.000%	10/01/36	167	189,542
6.000%	04/01/37	79	89,762
6.000%	05/01/37	20	23,163
6.000%	12/01/37	577	652,454
6.000%	01/01/38	86	99,042
6.000%	01/01/40	81	93,690

A693

AST GOLDMAN SACHS STRATEGIC INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
6.000%	06/01/40		475	$540,047
6.000%	06/01/40		197	224,136
6.000%	05/01/41		53	59,882
6.000%	06/01/41		235	266,645

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $12,798,486)				12,851,090

U.S. TREASURY OBLIGATIONS — 4.8%
U.S. Treasury Bonds
2.875%	11/15/46		1,460	1,465,190
3.000%	05/15/47		80	82,319
3.625%	02/15/44		2,300	2,642,754
U.S. Treasury Inflation Indexed Bonds, TIPS
0.125%	04/15/18		4,200	4,449,495
0.125%	07/15/26		1,220	1,211,559
0.250%	01/15/25		1,600	1,637,260
0.625%	01/15/26		3,150	3,289,139
0.875%	02/15/47		290	289,815

TOTAL U.S. TREASURY OBLIGATIONS (cost $15,314,411)				15,067,531

			Shares
COMMON STOCK — 0.7%
Oil, Gas & Consumable Fuels
Blue Ridge Mountain Resources, Inc.* (cost $2,334,460)			234,725	2,300,305

TOTAL LONG-TERM INVESTMENTS (cost $231,649,418)				225,647,436

SHORT-TERM INVESTMENTS — 24.4%

AFFILIATED MUTUAL FUNDS — 3.1%
Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund(w)			8,268,968	8,268,968
Prudential Investment Portfolios 2 - Prudential Institutional Money Market Fund (cost $1,571,001; includes $1,569,437 of cash collateral for securities on loan)(b)(w)			1,570,793	1,570,950

TOTAL AFFILIATED MUTUAL FUNDS (cost $9,839,969)				9,839,918

Interest Rate	Maturity Date	Principal Amount (000)#
FOREIGN TREASURY OBLIGATIONS — 21.2%
Brazil Letras do Tesouro Nacional
9.044%(s)	10/01/19	BRL	5,357	1,453,327
11.792%(s)	01/01/18	BRL	7,244	2,247,459
Japan Treasury Discount Bill
0.097%(s)	10/02/17	JPY	3,080,000	27,371,695

Interest Rate	Maturity Date	Principal Amount (000)#		Value
FOREIGN TREASURY OBLIGATIONS (Continued)
0.107%(s)	12/25/17	JPY	880,000	$7,822,385
0.153%(s)	12/18/17	JPY	3,080,000	27,379,222

TOTAL FOREIGN TREASURY OBLIGATIONS (cost $66,070,120)				66,274,088

OPTIONS PURCHASED* — 0.1%
TOTAL OPTIONS PURCHASED (cost $402,628)				358,746

TOTAL SHORT-TERM INVESTMENTS (cost $76,312,717)				76,472,752

TOTAL INVESTMENTS — 96.6% (cost $307,962,135)				302,120,188
Other assets in excess of liabilities(z) — 3.4%				10,482,965

NET ASSETS — 100.0%				$312,603,153

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
^	Indicates a Level 3 security. The aggregate value of Level 3 securities is $9,684,576 and 3.1% of net assets.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $1,554,042; cash collateral of $1,569,437 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment. (c) Variable rate instrument. The interest rate shown reflects the rate in effect at September 30, 2017.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of September 30, 2017. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(w)	PGIM Investments LLC, the manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund and Prudential Institutional Money Market Fund.
(z)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end, with the exception of options which are included in net assets at market value:

A694

AST GOLDMAN SACHS STRATEGIC INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Exchange Traded Options - Purchased

Description	Call/ Put	Expiration Date	Strike Price	Contracts	Notional Amount (000)#	Value
1 Year Euro Dollar Midcurve Futures	Put	06/15/18	$98.00	220	550	$85,250

OTC Swaptions - Purchased

Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
5- Year Interest Rate Swap, 01/31/23	Call	Bank of America	01/29/18	2.02%	2.02%(S)	3 Month LIBOR(Q)	5,400	$41,345
10- Year Interest Rate Swap, 01/24/28	Call	Citigroup Global Markets	01/22/18	2.27%	2.27%(S)	3 Month LIBOR(Q)	3,100	45,725
10- Year Interest Rate Swap, 01/26/18	Call	JPMorgan Chase	01/24/18	2.05%	2.05%(S)	3 Month LIBOR(Q)	2,000	57,396
10- Year Interest Rate Swap, 01/26/18	Call	Citigroup Global Markets	01/24/18	2.54%	2.54%(S)	3 Month LIBOR(Q)	2,000	10,725
5- Year Interest Rate Swap, 01/31/23	Put	Bank of America	01/29/18	2.02%	3 Month LIBOR(Q)	2.02%(S)	5,400	28,243
10- Year Interest Rate Swap, 01/24/28	Put	Citigroup Global Markets	01/22/18	2.27%	3 Month LIBOR(Q)	2.27%(S)	3,100	32,220
10- Year Interest Rate Swap, 01/26/18	Put	Citigroup Global Markets	01/24/18	2.54%	3 Month LIBOR(Q)	2.54%(S)	2,000	49,376
10- Year Interest Rate Swap, 01/26/18	Put	JPMorgan Chase	01/24/18	2.05%	3 Month LIBOR(Q)	2.05%(S)	2,000	8,466

								$273,496

Futures contracts outstanding at September 30, 2017:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
8	2 Year U.S. Treasury Notes	Dec. 2017	$1,730,440	$1,725,625	$(4,815)
37	10 Year Euro-Bund	Dec. 2017	7,084,931	7,040,976	(43,955)
719	10 Year U.S. Treasury Notes	Dec. 2017	91,060,038	90,099,688	(960,350)

					(1,009,120)

Short Positions:
232	90 Day Euro Dollar	Dec. 2018	56,898,105	56,918,300	(20,195)
5	5 Year Euro-Bobl	Dec. 2017	777,627	775,204	2,423
1,358	5 Year U.S. Treasury Notes	Dec. 2017	160,629,129	159,565,000	1,064,129
4	10 Year Japanese Bonds	Dec. 2017	5,370,362	5,344,590	25,772
3	10 Year U.S. Ultra Treasury Notes	Dec. 2017	407,710	402,984	4,726
218	20 Year U.S. Treasury Bonds	Dec. 2017	33,772,138	33,313,125	459,013
15	30 Year U.S. Ultra Treasury Bonds	Dec. 2017	2,519,825	2,476,875	42,950
42	Euro-BTP Italian Government Bond	Dec. 2017	6,711,677	6,699,350	12,327

					1,591,145

					$582,025

Cash and foreign currency of $1,248,591 has been segregated with Barclays Capital Group to cover requirements for open futures contracts at

September 30, 2017.

A695

AST GOLDMAN SACHS STRATEGIC INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Forward foreign currency exchange contracts outstanding at September 30, 2017:

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts:
Argentine Peso,
Expiring 10/05/17	Morgan Stanley	ARS	11,150	$634,000	$641,873	$7,873
Expiring 10/06/17	Morgan Stanley	ARS	8,732	498,958	502,374	3,416
Expiring 10/06/17	Morgan Stanley	ARS	5,283	301,816	303,973	2,157
Expiring 10/06/17	Morgan Stanley	ARS	5,030	287,452	289,420	1,968
Expiring 10/10/17	Morgan Stanley	ARS	13,740	771,921	788,714	16,793
Expiring 10/10/17	Morgan Stanley	ARS	4,763	263,419	273,384	9,965
Expiring 10/10/17	Morgan Stanley	ARS	4,608	257,579	264,513	6,934
Expiring 10/11/17	Morgan Stanley	ARS	4,078	233,401	233,923	522
Expiring 10/12/17	Morgan Stanley	ARS	2,002	114,492	114,781	289
Expiring 10/23/17	Morgan Stanley	ARS	15,294	861,870	871,421	9,551
Expiring 10/23/17	Morgan Stanley	ARS	2,958	161,546	168,532	6,986
Expiring 10/25/17	Morgan Stanley	ARS	10,051	572,293	572,032	(261)
Expiring 10/30/17	Morgan Stanley	ARS	7,748	433,022	439,729	6,707
Expiring 11/01/17	Morgan Stanley	ARS	14,616	813,338	828,554	15,216
Expiring 11/02/17	Morgan Stanley	ARS	8,183	459,028	463,621	4,593
Expiring 11/03/17	Morgan Stanley	ARS	11,150	632,981	631,392	(1,589)
Expiring 11/07/17	Morgan Stanley	ARS	12,363	694,795	698,525	3,730
Expiring 11/08/17	Morgan Stanley	ARS	10,224	576,008	577,385	1,377
Expiring 11/13/17	Morgan Stanley	ARS	15,009	843,422	845,275	1,853
Expiring 11/13/17	Morgan Stanley	ARS	3,113	175,055	175,292	237
Expiring 11/17/17	Morgan Stanley	ARS	7,142	400,776	401,347	571
Expiring 11/21/17	Morgan Stanley	ARS	22,058	1,251,000	1,236,912	(14,088)
Expiring 11/24/17	Morgan Stanley	ARS	13,809	777,311	773,075	(4,236)
Expiring 11/24/17	Morgan Stanley	ARS	6,184	342,911	346,226	3,315
Australian Dollar,
Expiring 11/08/17	Morgan Stanley	AUD	4,626	3,702,856	3,626,970	(75,886)
Expiring 11/08/17	Morgan Stanley	AUD	4,373	3,475,736	3,428,358	(47,378)
Expiring 12/20/17	Morgan Stanley	AUD	1,416	1,133,713	1,109,629	(24,084)
Expiring 12/20/17	Morgan Stanley	AUD	1,006	807,514	788,338	(19,176)
Expiring 12/20/17	Morgan Stanley	AUD	803	627,597	629,490	1,893
Expiring 12/20/17	Morgan Stanley	AUD	802	626,893	628,226	1,333
Expiring 12/20/17	Morgan Stanley	AUD	798	627,017	625,673	(1,344)
Expiring 12/20/17	Morgan Stanley	AUD	798	625,500	625,342	(158)
Expiring 12/20/17	Morgan Stanley	AUD	797	627,597	624,559	(3,038)
Expiring 12/20/17	Morgan Stanley	AUD	795	624,113	622,991	(1,122)
Expiring 12/20/17	Morgan Stanley	AUD	795	629,871	622,992	(6,879)
Expiring 12/20/17	Morgan Stanley	AUD	794	629,721	622,207	(7,514)
Expiring 12/20/17	Morgan Stanley	AUD	793	628,988	621,424	(7,564)
Expiring 12/20/17	Morgan Stanley	AUD	788	632,050	617,506	(14,544)
Expiring 12/20/17	Morgan Stanley	AUD	734	578,517	574,916	(3,601)
Expiring 12/20/17	Morgan Stanley	AUD	474	377,385	371,509	(5,876)
Expiring 12/20/17	Morgan Stanley	AUD	428	335,183	335,246	63
Expiring 12/20/17	Morgan Stanley	AUD	345	273,883	270,450	(3,433)
Expiring 12/20/17	Morgan Stanley	AUD	328	258,841	257,222	(1,619)
Expiring 12/20/17	Morgan Stanley	AUD	320	251,410	250,764	(646)
Expiring 12/20/17	Morgan Stanley	AUD	317	252,565	248,413	(4,152)
Expiring 12/20/17	Morgan Stanley	AUD	315	251,620	246,845	(4,775)
Brazilian Real,
Expiring 10/03/17	Morgan Stanley	BRL	15,613	4,929,729	4,926,633	(3,096)
Expiring 10/03/17	Morgan Stanley	BRL	10,716	3,359,449	3,381,351	21,902
Expiring 10/03/17	Morgan Stanley	BRL	5,573	1,750,000	1,758,587	8,587
Expiring 10/03/17	Morgan Stanley	BRL	4,038	1,287,655	1,274,177	(13,478)
Expiring 10/03/17	Morgan Stanley	BRL	2,015	634,000	635,903	1,903
Expiring 10/03/17	Morgan Stanley	BRL	1,993	634,000	629,040	(4,960)
Expiring 10/03/17	Morgan Stanley	BRL	1,991	634,000	628,280	(5,720)
Expiring 10/03/17	Morgan Stanley	BRL	1,990	634,000	627,900	(6,100)
Expiring 10/03/17	Morgan Stanley	BRL	1,981	634,000	625,052	(8,948)

A696

AST GOLDMAN SACHS STRATEGIC INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Forward foreign currency exchange contracts outstanding at September 30, 2017 (continued):

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts (cont’d.):
Brazilian Real (cont’d.),
Expiring 10/03/17	Morgan Stanley	BRL	1,973	$629,000	$622,502	$(6,498)
Expiring 10/03/17	Morgan Stanley	BRL	1,971	628,000	622,032	(5,968)
Expiring 10/03/17	Morgan Stanley	BRL	1,589	505,836	501,267	(4,569)
Expiring 10/03/17	Morgan Stanley	BRL	1,398	443,302	441,062	(2,240)
Expiring 10/03/17	Morgan Stanley	BRL	1,180	377,269	372,301	(4,968)
Expiring 10/03/17	Morgan Stanley	BRL	838	266,544	264,526	(2,018)
Expiring 10/03/17	Morgan Stanley	BRL	593	188,433	187,125	(1,308)
Expiring 10/03/17	Morgan Stanley	BRL	350	109,960	110,529	569
Expiring 11/03/17	Morgan Stanley	BRL	26,296	8,201,974	8,261,003	59,029
Expiring 11/03/17	Morgan Stanley	BRL	2,006	626,000	630,197	4,197
Expiring 11/03/17	Morgan Stanley	BRL	1,502	477,553	471,981	(5,572)
Expiring 12/04/17	Morgan Stanley	BRL	4,759	1,489,530	1,488,948	(582)
British Pound,
Expiring 12/20/17	Morgan Stanley	GBP	4,662	6,336,870	6,263,464	(73,406)
Expiring 12/20/17	Morgan Stanley	GBP	1,616	2,202,872	2,170,894	(31,978)
Expiring 12/20/17	Morgan Stanley	GBP	1,029	1,369,711	1,383,072	13,361
Expiring 12/20/17	Morgan Stanley	GBP	371	496,940	498,217	1,277
Expiring 12/20/17	Morgan Stanley	GBP	191	252,762	256,611	3,849
Canadian Dollar,
Expiring 11/06/17	Morgan Stanley	CAD	2,807	2,277,104	2,250,565	(26,539)
Expiring 11/06/17	Morgan Stanley	CAD	2,448	2,011,377	1,962,462	(48,915)
Expiring 12/20/17	Morgan Stanley	CAD	3,741	3,072,628	2,999,953	(72,675)
Expiring 12/20/17	Morgan Stanley	CAD	2,290	1,892,448	1,836,018	(56,430)
Expiring 12/20/17	Morgan Stanley	CAD	781	626,000	625,851	(149)
Expiring 12/20/17	Morgan Stanley	CAD	778	630,000	624,132	(5,868)
Expiring 12/20/17	Morgan Stanley	CAD	773	630,000	619,689	(10,311)
Expiring 12/20/17	Morgan Stanley	CAD	772	628,000	619,190	(8,810)
Expiring 12/20/17	Morgan Stanley	CAD	765	632,000	613,099	(18,901)
Expiring 12/20/17	Morgan Stanley	CAD	465	378,346	372,551	(5,795)
Expiring 12/20/17	Morgan Stanley	CAD	339	274,880	271,950	(2,930)
Expiring 12/20/17	Morgan Stanley	CAD	336	269,368	269,410	42
Expiring 12/20/17	Morgan Stanley	CAD	331	268,184	265,758	(2,426)
Expiring 12/20/17	Morgan Stanley	CAD	331	269,728	265,056	(4,672)
Expiring 12/20/17	Morgan Stanley	CAD	327	265,669	261,903	(3,766)
Expiring 12/20/17	Morgan Stanley	CAD	310	251,447	248,608	(2,839)
Expiring 12/20/17	Morgan Stanley	CAD	308	252,000	246,635	(5,365)
Chinese Renminbi,
Expiring 10/26/17	Morgan Stanley	CNH	5,339	810,181	802,159	(8,022)
Expiring 10/26/17	Morgan Stanley	CNH	3,050	461,542	458,165	(3,377)
Expiring 12/14/17	Morgan Stanley	CNH	9,378	1,415,048	1,404,459	(10,589)
Expiring 12/20/17	Morgan Stanley	CNH	9,912	1,511,055	1,483,771	(27,284)
Expiring 12/20/17	Morgan Stanley	CNH	8,379	1,252,000	1,254,317	2,317
Expiring 12/20/17	Morgan Stanley	CNH	8,348	1,257,000	1,249,658	(7,342)
Expiring 12/20/17	Morgan Stanley	CNH	8,339	1,260,000	1,248,321	(11,679)
Expiring 12/20/17	Morgan Stanley	CNH	5,842	887,000	874,503	(12,497)
Expiring 12/20/17	Morgan Stanley	CNH	4,138	617,717	619,417	1,700
Expiring 12/20/17	Morgan Stanley	CNH	1,844	274,906	276,016	1,110
Expiring 12/20/17	Morgan Stanley	CNH	1,676	250,000	250,920	920
Expiring 12/20/17	Morgan Stanley	CNH	1,668	250,000	249,689	(311)
Colombian Peso,
Expiring 10/25/17	Morgan Stanley	COP	3,287,371	1,130,185	1,115,491	(14,694)
Euro,
Expiring 10/12/17	Morgan Stanley	EUR	16,733	19,943,271	19,790,441	(152,830)
Expiring 10/12/17	Morgan Stanley	EUR	13,538	15,959,351	16,012,373	53,022
Expiring 10/12/17	Morgan Stanley	EUR	317	381,243	374,928	(6,315)
Expiring 12/20/17	Morgan Stanley	EUR	1,595	1,881,840	1,894,590	12,750
Expiring 12/20/17	Morgan Stanley	EUR	1,279	1,515,271	1,518,834	3,563
Expiring 12/20/17	Morgan Stanley	EUR	1,171	1,387,046	1,390,348	3,302

A697

AST GOLDMAN SACHS STRATEGIC INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Forward foreign currency exchange contracts outstanding at September 30, 2017 (continued):

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts (cont’d.):
Euro (cont’d.),
Expiring 12/20/17	Morgan Stanley	EUR	568	$682,197	$674,785	$(7,412)
Expiring 12/20/17	Morgan Stanley	EUR	532	628,641	631,759	3,118
Expiring 12/20/17	Morgan Stanley	EUR	529	632,589	628,196	(4,393)
Expiring 12/20/17	Morgan Stanley	EUR	529	633,755	628,196	(5,559)
Expiring 12/20/17	Morgan Stanley	EUR	527	633,570	625,821	(7,749)
Expiring 12/20/17	Morgan Stanley	EUR	525	632,503	623,446	(9,057)
Expiring 12/20/17	Morgan Stanley	EUR	424	509,408	503,911	(5,497)
Expiring 12/20/17	Morgan Stanley	EUR	271	325,498	322,292	(3,206)
Expiring 12/20/17	Morgan Stanley	EUR	212	252,221	251,754	(467)
Expiring 12/20/17	Morgan Stanley	EUR	211	251,709	250,098	(1,611)
Expiring 12/20/17	Morgan Stanley	EUR	210	253,394	249,378	(4,016)
Expiring 12/20/17	Morgan Stanley	EUR	200	238,382	237,302	(1,080)
Hong Kong Dollar,
Expiring 10/03/17	Morgan Stanley	HKD	13,319	1,704,736	1,705,229	493
Expiring 10/03/17	Morgan Stanley	HKD	8,650	1,107,449	1,107,421	(28)
Expiring 03/27/18	Morgan Stanley	HKD	19,747	2,536,000	2,538,280	2,280
Hungarian Forint,
Expiring 12/20/17	Morgan Stanley	HUF	840,746	3,310,675	3,201,534	(109,141)
Indian Rupee,
Expiring 10/05/17	Morgan Stanley	INR	40,610	634,000	621,208	(12,792)
Expiring 10/05/17	Morgan Stanley	INR	32,475	507,734	496,760	(10,974)
Expiring 10/05/17	Morgan Stanley	INR	24,225	377,269	370,572	(6,697)
Expiring 10/05/17	Morgan Stanley	INR	16,338	254,230	249,917	(4,313)
Expiring 10/05/17	Morgan Stanley	INR	12,099	188,433	185,081	(3,352)
Expiring 10/05/17	Morgan Stanley	INR	12,089	188,433	184,922	(3,511)
Expiring 10/10/17	Morgan Stanley	INR	114,381	1,776,104	1,748,487	(27,617)
Expiring 10/10/17	Morgan Stanley	INR	40,773	635,000	623,282	(11,718)
Expiring 10/10/17	Morgan Stanley	INR	40,699	634,000	622,145	(11,855)
Expiring 10/18/17	Morgan Stanley	INR	267,010	4,128,481	4,077,238	(51,243)
Expiring 10/18/17	Morgan Stanley	INR	163,691	2,550,853	2,499,560	(51,293)
Expiring 10/25/17	Morgan Stanley	INR	260,832	4,004,794	3,979,154	(25,640)
Expiring 10/26/17	Morgan Stanley	INR	93,191	1,431,068	1,421,496	(9,572)
Expiring 10/26/17	Morgan Stanley	INR	82,013	1,260,000	1,250,996	(9,004)
Expiring 10/26/17	Morgan Stanley	INR	81,933	1,256,000	1,249,762	(6,238)
Expiring 11/03/17	Morgan Stanley	INR	40,610	619,106	618,878	(228)
Expiring 11/03/17	Morgan Stanley	INR	24,703	376,000	376,453	453
Expiring 01/12/18	Morgan Stanley	INR	97,226	1,467,079	1,470,294	3,215
Indonesian Rupiah,
Expiring 10/05/17	Morgan Stanley	IDR	16,965,143	1,268,000	1,258,906	(9,094)
Expiring 10/05/17	Morgan Stanley	IDR	6,767,822	506,232	502,209	(4,023)
Expiring 10/05/17	Morgan Stanley	IDR	5,039,943	377,269	373,991	(3,278)
Expiring 10/05/17	Morgan Stanley	IDR	4,777,446	357,005	354,512	(2,493)
Expiring 10/05/17	Morgan Stanley	IDR	4,068,128	304,000	301,877	(2,123)
Expiring 10/05/17	Morgan Stanley	IDR	3,391,593	253,672	251,675	(1,997)
Expiring 10/05/17	Morgan Stanley	IDR	2,519,164	188,433	186,935	(1,498)
Expiring 10/05/17	Morgan Stanley	IDR	2,518,222	188,433	186,866	(1,567)
Expiring 10/10/17	Morgan Stanley	IDR	17,800,202	1,334,950	1,320,292	(14,658)
Expiring 10/10/17	Morgan Stanley	IDR	8,485,378	635,000	629,385	(5,615)
Expiring 10/16/17	Morgan Stanley	IDR	15,287,681	1,137,476	1,133,334	(4,142)
Expiring 10/16/17	Morgan Stanley	IDR	8,466,373	632,432	627,644	(4,788)
Expiring 10/16/17	Morgan Stanley	IDR	8,461,311	631,724	627,269	(4,455)
Expiring 10/26/17	Morgan Stanley	IDR	14,207,121	1,065,103	1,052,305	(12,798)
Expiring 10/31/17	Morgan Stanley	IDR	16,886,763	1,252,000	1,250,226	(1,774)
Expiring 11/02/17	Morgan Stanley	IDR	14,288,723	1,051,000	1,057,685	6,685
Expiring 11/02/17	Morgan Stanley	IDR	2,780,348	204,437	205,808	1,371
Expiring 11/02/17	Morgan Stanley	IDR	237,459	17,525	17,578	53
Expiring 11/16/17	Morgan Stanley	IDR	26,679,840	1,980,686	1,972,384	(8,302)
Expiring 12/20/17	Morgan Stanley	IDR	25,810,717	1,890,895	1,902,234	11,339

A698

AST GOLDMAN SACHS STRATEGIC INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Forward foreign currency exchange contracts outstanding at September 30, 2017 (continued):

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts (cont’d.):
Indonesian Rupiah (cont’d.),
Expiring 12/21/17	Morgan Stanley	IDR	20,236,744	$1,478,754	$1,491,300	$12,546
Japanese Yen,
Expiring 10/25/17	Morgan Stanley	JPY	216,330	1,930,984	1,925,031	(5,953)
Expiring 12/20/17	Morgan Stanley	JPY	685,732	6,116,744	6,119,935	3,191
Expiring 12/20/17	Morgan Stanley	JPY	388,103	3,539,361	3,463,697	(75,664)
Expiring 12/20/17	Morgan Stanley	JPY	69,708	630,000	622,124	(7,876)
Expiring 12/20/17	Morgan Stanley	JPY	68,987	632,000	615,689	(16,311)
Expiring 12/20/17	Morgan Stanley	JPY	68,046	610,301	607,287	(3,014)
Expiring 12/20/17	Morgan Stanley	JPY	44,875	405,026	400,494	(4,532)
Expiring 12/20/17	Morgan Stanley	JPY	30,758	274,880	274,501	(379)
Expiring 12/20/17	Morgan Stanley	JPY	29,684	270,068	264,919	(5,149)
Mexican Peso,
Expiring 12/20/17	Morgan Stanley	MXN	117,476	6,555,506	6,366,086	(189,420)
Expiring 12/20/17	Morgan Stanley	MXN	11,541	626,000	625,433	(567)
Expiring 12/20/17	Morgan Stanley	MXN	11,532	626,000	624,914	(1,086)
Expiring 12/20/17	Morgan Stanley	MXN	11,510	626,000	623,747	(2,253)
Expiring 12/20/17	Morgan Stanley	MXN	11,427	628,000	619,223	(8,777)
Expiring 12/20/17	Morgan Stanley	MXN	4,540	248,737	246,029	(2,708)
Expiring 12/20/17	Morgan Stanley	MXN	4,520	249,610	244,941	(4,669)
Expiring 12/20/17	Morgan Stanley	MXN	4,503	249,610	244,011	(5,599)
New Taiwanese Dollar,
Expiring 10/02/17	Morgan Stanley	TWD	67,044	2,232,582	2,211,265	(21,317)
Expiring 10/05/17	Morgan Stanley	TWD	19,030	634,000	627,726	(6,274)
Expiring 10/20/17	Morgan Stanley	TWD	64,424	2,123,046	2,126,725	3,679
Expiring 10/20/17	Morgan Stanley	TWD	56,718	1,884,313	1,872,339	(11,974)
Expiring 10/20/17	Morgan Stanley	TWD	37,935	1,242,491	1,252,273	9,782
Expiring 10/20/17	Morgan Stanley	TWD	11,343	375,514	374,442	(1,072)
Expiring 10/20/17	Morgan Stanley	TWD	7,571	252,000	249,933	(2,067)
Expiring 10/23/17	Morgan Stanley	TWD	23,330	774,927	770,279	(4,648)
Expiring 10/23/17	Morgan Stanley	TWD	7,578	252,000	250,186	(1,814)
Expiring 10/26/17	Morgan Stanley	TWD	19,030	625,868	628,379	2,511
Expiring 10/26/17	Morgan Stanley	TWD	18,987	626,000	626,982	982
Expiring 10/26/17	Morgan Stanley	TWD	17,014	561,250	561,834	584
Expiring 10/26/17	Morgan Stanley	TWD	12,150	403,578	401,215	(2,363)
Expiring 10/26/17	Morgan Stanley	TWD	8,017	264,974	264,733	(241)
Expiring 10/26/17	Morgan Stanley	TWD	5,359	176,533	176,967	434
New Zealand Dollar,
Expiring 11/08/17	Morgan Stanley	NZD	2,829	2,067,341	2,041,536	(25,805)
Expiring 11/08/17	Morgan Stanley	NZD	2,541	1,849,970	1,833,537	(16,433)
Expiring 12/20/17	Morgan Stanley	NZD	4,842	3,516,977	3,491,744	(25,233)
Expiring 12/20/17	Morgan Stanley	NZD	1,592	1,159,608	1,147,753	(11,855)
Expiring 12/20/17	Morgan Stanley	NZD	868	624,795	625,947	1,152
Expiring 12/20/17	Morgan Stanley	NZD	868	630,446	625,947	(4,499)
Expiring 12/20/17	Morgan Stanley	NZD	818	589,955	590,157	202
Expiring 12/20/17	Morgan Stanley	NZD	794	576,261	572,843	(3,418)
Expiring 12/20/17	Morgan Stanley	NZD	644	466,894	464,172	(2,722)
Expiring 12/20/17	Morgan Stanley	NZD	525	378,875	378,597	(278)
Expiring 12/20/17	Morgan Stanley	NZD	514	377,317	370,664	(6,653)
Expiring 12/20/17	Morgan Stanley	NZD	343	251,443	247,350	(4,093)
Norwegian Krone,
Expiring 10/19/17	Morgan Stanley	NOK	8,463	1,083,448	1,063,089	(20,359)
Expiring 10/19/17	Morgan Stanley	NOK	7,185	921,302	902,581	(18,721)
Expiring 12/20/17	Morgan Stanley	NOK	2,582	330,151	324,864	(5,287)
Expiring 12/20/17	Morgan Stanley	NOK	1,971	252,850	247,904	(4,946)
Peruvian Nuevo Sol,
Expiring 10/05/17	Morgan Stanley	PEN	2,058	634,000	630,311	(3,689)
Expiring 10/10/17	Morgan Stanley	PEN	2,057	635,000	629,944	(5,056)
Expiring 10/10/17	Morgan Stanley	PEN	2,054	634,000	629,049	(4,951)

A699

AST GOLDMAN SACHS STRATEGIC INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Forward foreign currency exchange contracts outstanding at September 30, 2017 (continued):

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts (cont’d.):
Peruvian Nuevo Sol (cont’d.),
Expiring 12/14/17	Morgan Stanley	PEN	4,115	$1,261,609	$1,256,228	$(5,381)
Philippine Peso,
Expiring 10/05/17	Morgan Stanley	PHP	25,898	505,432	509,650	4,218
Expiring 10/05/17	Morgan Stanley	PHP	19,328	377,269	380,343	3,074
Expiring 10/05/17	Morgan Stanley	PHP	13,044	253,871	256,689	2,818
Expiring 10/05/17	Morgan Stanley	PHP	9,680	188,433	190,488	2,055
Expiring 10/05/17	Morgan Stanley	PHP	9,676	188,433	190,414	1,981
Expiring 10/10/17	Morgan Stanley	PHP	32,924	642,235	647,737	5,502
Expiring 10/10/17	Morgan Stanley	PHP	20,820	406,658	409,595	2,937
Expiring 10/19/17	Morgan Stanley	PHP	33,054	647,221	649,968	2,747
Expiring 11/14/17	Morgan Stanley	PHP	106,716	2,080,644	2,095,383	14,739
Polish Zloty,
Expiring 10/18/17	Morgan Stanley	PLN	2,103	584,191	576,366	(7,825)
Expiring 10/18/17	Morgan Stanley	PLN	1,845	514,204	505,497	(8,707)
Expiring 12/20/17	Morgan Stanley	PLN	17,019	4,785,947	4,665,320	(120,627)
Expiring 12/20/17	Morgan Stanley	PLN	5,408	1,530,984	1,482,492	(48,492)
Russian Ruble,
Expiring 12/14/17	Morgan Stanley	RUB	202,012	3,477,121	3,461,948	(15,173)
Expiring 12/14/17	Morgan Stanley	RUB	198,842	3,407,573	3,407,624	51
Expiring 12/14/17	Morgan Stanley	RUB	83,516	1,431,068	1,431,249	181
Expiring 12/14/17	Morgan Stanley	RUB	74,164	1,260,000	1,270,966	10,966
Expiring 12/14/17	Morgan Stanley	RUB	74,125	1,265,000	1,270,298	5,298
Expiring 12/14/17	Morgan Stanley	RUB	58,926	1,001,000	1,009,829	8,829
Expiring 12/14/17	Morgan Stanley	RUB	36,750	630,000	629,788	(212)
Expiring 12/14/17	Morgan Stanley	RUB	36,678	632,000	628,567	(3,433)
Singapore Dollar,
Expiring 12/20/17	Morgan Stanley	SGD	2,201	1,638,000	1,624,356	(13,644)
Expiring 12/20/17	Morgan Stanley	SGD	1,927	1,431,068	1,421,788	(9,280)
Expiring 12/20/17	Morgan Stanley	SGD	339	250,000	250,305	305
Expiring 12/20/17	Morgan Stanley	SGD	339	251,000	250,033	(967)
South African Rand,
Expiring 11/14/17	Morgan Stanley	ZAR	7,794	582,873	571,263	(11,610)
Expiring 12/20/17	Morgan Stanley	ZAR	41,743	3,191,113	3,042,307	(148,806)
Expiring 12/20/17	Morgan Stanley	ZAR	18,507	1,386,000	1,348,834	(37,166)
Expiring 12/20/17	Morgan Stanley	ZAR	17,228	1,252,000	1,255,611	3,611
Expiring 12/20/17	Morgan Stanley	ZAR	8,621	639,860	628,275	(11,585)
Expiring 12/20/17	Morgan Stanley	ZAR	8,589	626,000	625,958	(42)
Expiring 12/20/17	Morgan Stanley	ZAR	6,727	504,000	490,246	(13,754)
Expiring 12/20/17	Morgan Stanley	ZAR	5,106	378,000	372,106	(5,894)
Expiring 12/20/17	Morgan Stanley	ZAR	3,381	252,000	246,418	(5,582)
Expiring 12/20/17	Morgan Stanley	ZAR	3,381	253,000	246,408	(6,592)
Expiring 12/20/17	Morgan Stanley	ZAR	3,360	253,000	244,883	(8,117)
South Korean Won,
Expiring 10/02/17	Morgan Stanley	KRW	1,666,838	1,482,905	1,455,367	(27,538)
Expiring 10/02/17	Morgan Stanley	KRW	666,527	592,963	581,965	(10,998)
Expiring 10/10/17	Morgan Stanley	KRW	718,947	635,000	627,800	(7,200)
Expiring 10/10/17	Morgan Stanley	KRW	715,994	634,000	625,221	(8,779)
Expiring 10/10/17	Morgan Stanley	KRW	712,933	634,000	622,548	(11,452)
Expiring 10/10/17	Morgan Stanley	KRW	711,646	634,000	621,424	(12,576)
Expiring 10/10/17	Morgan Stanley	KRW	708,812	634,000	618,950	(15,050)
Expiring 10/10/17	Morgan Stanley	KRW	611,550	540,000	534,019	(5,981)
Expiring 10/10/17	Morgan Stanley	KRW	234,684	206,542	204,930	(1,612)
Expiring 10/10/17	Morgan Stanley	KRW	164,717	145,173	143,834	(1,339)
Expiring 10/12/17	Morgan Stanley	KRW	1,375,412	1,218,775	1,201,071	(17,704)
Expiring 10/12/17	Morgan Stanley	KRW	664,086	579,987	579,908	(79)
Expiring 10/12/17	Morgan Stanley	KRW	588,201	519,613	513,644	(5,969)
Expiring 10/12/17	Morgan Stanley	KRW	285,428	252,000	249,248	(2,752)
Expiring 10/25/17	Morgan Stanley	KRW	1,620,971	1,431,068	1,415,744	(15,324)

A700

AST GOLDMAN SACHS STRATEGIC INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Forward foreign currency exchange contracts outstanding at September 30, 2017 (continued):

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts (cont’d.):
South Korean Won (cont’d.),
Expiring 10/25/17	Morgan Stanley	KRW	715,617	$630,000	$625,015	$(4,985)
Expiring 10/25/17	Morgan Stanley	KRW	709,395	625,155	619,580	(5,575)
Expiring 10/25/17	Morgan Stanley	KRW	300,027	263,293	262,042	(1,251)
Expiring 10/25/17	Morgan Stanley	KRW	298,486	262,288	260,696	(1,592)
Expiring 11/10/17	Morgan Stanley	KRW	2,267,294	2,004,149	1,980,619	(23,530)
Expiring 11/10/17	Morgan Stanley	KRW	390,742	345,453	341,337	(4,116)
Expiring 11/22/17	Morgan Stanley	KRW	3,393,319	2,968,653	2,964,685	(3,968)
Expiring 11/22/17	Morgan Stanley	KRW	2,333,365	2,046,902	2,038,622	(8,280)
Expiring 11/22/17	Morgan Stanley	KRW	493,390	437,608	431,066	(6,542)
Swedish Krona,
Expiring 10/19/17	Morgan Stanley	SEK	32,572	4,070,481	4,003,618	(66,863)
Expiring 10/19/17	Morgan Stanley	SEK	31,240	3,929,214	3,839,896	(89,318)
Expiring 12/20/17	Morgan Stanley	SEK	2,025	252,085	249,903	(2,182)
Expiring 12/20/17	Morgan Stanley	SEK	2,006	253,261	247,510	(5,751)
Thai Baht,
Expiring 10/11/17	Morgan Stanley	THB	20,965	634,000	628,722	(5,278)
Turkish Lira,
Expiring 12/20/17	Morgan Stanley	TRY	7,867	2,230,508	2,155,116	(75,392)
Expiring 12/20/17	Morgan Stanley	TRY	5,214	1,491,728	1,428,515	(63,213)
Expiring 12/20/17	Morgan Stanley	TRY	4,568	1,247,336	1,251,376	4,040
Expiring 12/20/17	Morgan Stanley	TRY	2,229	632,000	610,534	(21,466)
Expiring 12/20/17	Morgan Stanley	TRY	2,222	630,000	608,642	(21,358)
Expiring 12/20/17	Morgan Stanley	TRY	1,801	504,000	493,371	(10,629)
Expiring 12/20/17	Morgan Stanley	TRY	915	251,916	250,529	(1,387)
Expiring 12/20/17	Morgan Stanley	TRY	910	250,000	249,269	(731)
Expiring 12/20/17	Morgan Stanley	TRY	906	251,352	248,156	(3,196)

				$319,825,276	$317,206,299	(2,618,977)

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts:
Argentine Peso,
Expiring 10/05/17	Morgan Stanley	ARS	11,150	$642,649	$641,872	$777
Australian Dollar,
Expiring 11/08/17	Morgan Stanley	AUD	4,624	3,675,085	3,624,989	50,096
Expiring 11/08/17	Morgan Stanley	AUD	4,525	3,621,846	3,547,620	74,226
Expiring 12/20/17	Morgan Stanley	AUD	5,498	4,413,875	4,308,047	105,828
Expiring 12/20/17	Morgan Stanley	AUD	4,712	3,785,155	3,692,157	92,998
Expiring 12/20/17	Morgan Stanley	AUD	1,582	1,255,839	1,239,713	16,126
Expiring 12/20/17	Morgan Stanley	AUD	1,288	1,024,957	1,009,404	15,553
Expiring 12/20/17	Morgan Stanley	AUD	1,267	1,011,871	992,868	19,003
Expiring 12/20/17	Morgan Stanley	AUD	826	657,999	647,600	10,399
Expiring 12/20/17	Morgan Stanley	AUD	802	625,472	628,477	(3,005)
Expiring 12/20/17	Morgan Stanley	AUD	790	624,692	619,073	5,619
Expiring 12/20/17	Morgan Stanley	AUD	785	627,246	614,789	12,457
Expiring 12/20/17	Morgan Stanley	AUD	475	377,466	372,228	5,238
Expiring 12/20/17	Morgan Stanley	AUD	408	324,810	320,067	4,743
Expiring 12/20/17	Morgan Stanley	AUD	358	280,526	280,518	8
Expiring 12/20/17	Morgan Stanley	AUD	327	262,834	256,456	6,378
Expiring 12/20/17	Morgan Stanley	AUD	319	249,704	249,981	(277)
Expiring 12/20/17	Morgan Stanley	AUD	315	251,724	246,845	4,879
Brazilian Real,
Expiring 10/03/17	Morgan Stanley	BRL	26,296	8,235,367	8,297,763	(62,396)
Expiring 10/03/17	Morgan Stanley	BRL	16,801	5,019,419	5,301,689	(282,270)
Expiring 10/03/17	Morgan Stanley	BRL	4,759	1,501,514	1,501,756	(242)
Expiring 10/03/17	Morgan Stanley	BRL	2,002	634,000	631,845	2,155

A701

AST GOLDMAN SACHS STRATEGIC INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Forward foreign currency exchange contracts outstanding at September 30, 2017 (continued):

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts (cont’d.):
Brazilian Real (cont’d.),
Expiring 10/03/17	Morgan Stanley	BRL	1,986	$635,000	$626,698	$8,302
Expiring 10/03/17	Morgan Stanley	BRL	1,986	627,000	626,547	453
Expiring 10/03/17	Morgan Stanley	BRL	1,971	630,000	621,970	8,030
Expiring 11/03/17	Morgan Stanley	BRL	2,005	626,000	629,917	(3,917)
Expiring 11/03/17	Morgan Stanley	BRL	934	293,827	293,495	332
Expiring 12/04/17	Morgan Stanley	BRL	17,358	5,437,118	5,430,739	6,379
British Pound,
Expiring 11/16/17	Morgan Stanley	GBP	462	620,220	620,445	(225)
Expiring 12/20/17	Morgan Stanley	GBP	1,990	2,648,858	2,673,916	(25,058)
Expiring 12/20/17	Morgan Stanley	GBP	482	655,211	647,797	7,414
Expiring 12/20/17	Morgan Stanley	GBP	476	631,844	639,418	(7,574)
Expiring 12/20/17	Morgan Stanley	GBP	468	629,942	628,765	1,177
Expiring 12/20/17	Morgan Stanley	GBP	462	621,730	620,649	1,081
Expiring 12/20/17	Morgan Stanley	GBP	279	377,924	375,331	2,593
Expiring 12/20/17	Morgan Stanley	GBP	247	328,869	331,830	(2,961)
Expiring 12/20/17	Morgan Stanley	GBP	205	275,395	275,097	298
Expiring 12/20/17	Morgan Stanley	GBP	186	251,253	249,458	1,795
Expiring 12/20/17	Morgan Stanley	GBP	186	250,923	249,482	1,441
Canadian Dollar,
Expiring 11/06/17	Morgan Stanley	CAD	2,401	1,947,494	1,924,796	22,698
Expiring 11/06/17	Morgan Stanley	CAD	341	280,038	273,228	6,810
Expiring 12/20/17	Morgan Stanley	CAD	2,254	1,833,833	1,807,163	26,670
Expiring 12/20/17	Morgan Stanley	CAD	1,557	1,257,000	1,248,406	8,594
Expiring 12/20/17	Morgan Stanley	CAD	1,021	820,757	818,367	2,390
Expiring 12/20/17	Morgan Stanley	CAD	776	627,000	622,419	4,581
Expiring 12/20/17	Morgan Stanley	CAD	559	453,509	448,250	5,259
Expiring 12/20/17	Morgan Stanley	CAD	469	381,181	375,894	5,287
Expiring 12/20/17	Morgan Stanley	CAD	377	306,653	302,133	4,520
Expiring 12/20/17	Morgan Stanley	CAD	341	276,136	273,089	3,047
Expiring 12/20/17	Morgan Stanley	CAD	340	275,988	272,801	3,187
Expiring 12/20/17	Morgan Stanley	CAD	335	269,198	268,742	456
Expiring 12/20/17	Morgan Stanley	CAD	332	267,945	265,950	1,995
Expiring 12/20/17	Morgan Stanley	CAD	310	252,000	248,767	3,233
Expiring 12/20/17	Morgan Stanley	CAD	309	252,000	247,768	4,232
Expiring 12/20/17	Morgan Stanley	CAD	306	252,786	245,264	7,522
Expiring 12/20/17	Morgan Stanley	CAD	84	67,806	67,490	316
Chilean Peso,
Expiring 10/12/17	Morgan Stanley	CLP	392,319	634,000	612,783	21,217
Expiring 10/16/17	Morgan Stanley	CLP	391,883	625,012	612,049	12,963
Chinese Renminbi,
Expiring 11/10/17	Morgan Stanley	CNH	8,805	1,316,874	1,321,519	(4,645)
Expiring 11/10/17	Morgan Stanley	CNH	1,942	291,359	291,488	(129)
Expiring 12/20/17	Morgan Stanley	CNH	8,356	1,255,000	1,250,815	4,185
Expiring 12/20/17	Morgan Stanley	CNH	6,304	959,680	943,616	16,064
Expiring 12/20/17	Morgan Stanley	CNH	4,176	626,000	625,137	863
Expiring 12/20/17	Morgan Stanley	CNH	3,713	556,076	555,800	276
Expiring 12/20/17	Morgan Stanley	CNH	3,639	545,655	544,673	982
Expiring 12/20/17	Morgan Stanley	CNH	1,841	274,906	275,621	(715)
Expiring 12/20/17	Morgan Stanley	CNH	1,669	250,000	249,872	128
Colombian Peso,
Expiring 10/25/17	Morgan Stanley	COP	1,843,695	630,000	625,614	4,386
Expiring 10/31/17	Morgan Stanley	COP	1,479,401	501,000	501,625	(625)
Euro,
Expiring 10/12/17	Morgan Stanley	EUR	16,773	19,772,381	19,838,071	(65,690)
Expiring 10/12/17	Morgan Stanley	EUR	16,551	19,726,969	19,575,797	151,172
Expiring 12/20/17	Morgan Stanley	EUR	10,919	13,113,067	12,965,955	147,112
Expiring 12/20/17	Morgan Stanley	EUR	4,856	5,848,032	5,766,580	81,452
Expiring 12/20/17	Morgan Stanley	EUR	2,664	3,173,253	3,164,051	9,202

A702

AST GOLDMAN SACHS STRATEGIC INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Forward foreign currency exchange contracts outstanding at September 30, 2017 (continued):

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts (cont’d.):
Euro (cont’d.),
Expiring 12/20/17	Morgan Stanley	EUR	560	$663,031	$664,667	$(1,636)
Expiring 12/20/17	Morgan Stanley	EUR	531	635,987	630,572	5,415
Expiring 12/20/17	Morgan Stanley	EUR	531	628,672	630,571	(1,899)
Expiring 12/20/17	Morgan Stanley	EUR	530	628,093	629,383	(1,290)
Expiring 12/20/17	Morgan Stanley	EUR	526	633,954	624,634	9,320
Expiring 12/20/17	Morgan Stanley	EUR	232	278,565	275,504	3,061
Expiring 12/20/17	Morgan Stanley	EUR	213	253,001	252,941	60
Expiring 12/20/17	Morgan Stanley	EUR	212	251,407	251,754	(347)
Expiring 12/20/17	Morgan Stanley	EUR	212	250,987	251,754	(767)
Expiring 12/20/17	Morgan Stanley	EUR	210	253,149	249,379	3,770
Expiring 12/20/17	Morgan Stanley	EUR	204	243,670	241,753	1,917
Expiring 12/20/17	Morgan Stanley	EUR	202	241,936	239,933	2,003
Hong Kong Dollar,
Expiring 10/03/17	Morgan Stanley	HKD	21,969	2,835,558	2,812,650	22,908
Expiring 10/10/17	Morgan Stanley	HKD	17,663	2,280,000	2,261,890	18,110
Expiring 10/10/17	Morgan Stanley	HKD	8,650	1,107,640	1,107,643	(3)
Expiring 03/27/18	Morgan Stanley	HKD	17,561	2,270,576	2,257,235	13,341
Expiring 03/27/18	Morgan Stanley	HKD	14,457	1,869,000	1,858,247	10,753
Expiring 03/27/18	Morgan Stanley	HKD	10,307	1,332,820	1,324,889	7,931
Expiring 03/27/18	Morgan Stanley	HKD	9,626	1,243,000	1,237,275	5,725
Expiring 03/27/18	Morgan Stanley	HKD	6,455	834,360	829,688	4,672
Expiring 05/11/18	Morgan Stanley	HKD	19,412	2,506,000	2,496,757	9,243
Expiring 09/19/18	Morgan Stanley	HKD	14,664	1,890,000	1,889,536	464
Expiring 09/19/18	Morgan Stanley	HKD	9,743	1,256,000	1,255,447	553
Indian Rupee,
Expiring 10/05/17	Morgan Stanley	INR	97,226	1,484,596	1,487,253	(2,657)
Expiring 10/05/17	Morgan Stanley	INR	40,610	621,427	621,208	219
Expiring 10/10/17	Morgan Stanley	INR	91,876	1,434,594	1,404,459	30,135
Expiring 10/18/17	Morgan Stanley	INR	121,547	1,894,654	1,856,021	38,633
Expiring 10/18/17	Morgan Stanley	INR	81,532	1,266,818	1,245,001	21,817
Expiring 10/18/17	Morgan Stanley	INR	40,730	633,712	621,947	11,765
Expiring 10/18/17	Morgan Stanley	INR	40,492	630,000	618,315	11,685
Expiring 10/18/17	Morgan Stanley	INR	40,440	629,000	617,520	11,480
Expiring 10/25/17	Morgan Stanley	INR	40,827	628,000	622,836	5,164
Expiring 10/25/17	Morgan Stanley	INR	40,166	618,924	612,752	6,172
Expiring 10/26/17	Morgan Stanley	INR	41,232	628,000	628,929	(929)
Expiring 11/03/17	Morgan Stanley	INR	87,045	1,316,874	1,326,514	(9,640)
Expiring 11/03/17	Morgan Stanley	INR	19,910	303,300	303,419	(119)
Indonesian Rupiah,
Expiring 10/05/17	Morgan Stanley	IDR	25,810,717	1,908,371	1,915,296	(6,925)
Expiring 10/05/17	Morgan Stanley	IDR	20,236,744	1,494,038	1,501,677	(7,639)
Expiring 10/10/17	Morgan Stanley	IDR	16,669,111	1,260,074	1,236,396	23,678
Expiring 10/10/17	Morgan Stanley	IDR	2,294,745	173,857	170,207	3,650
Expiring 10/16/17	Morgan Stanley	IDR	8,451,810	628,902	626,565	2,337
Expiring 10/18/17	Morgan Stanley	IDR	25,088,159	1,888,000	1,859,555	28,445
Japanese Yen,
Expiring 10/02/17	Morgan Stanley	JPY	3,080,715	27,305,732	27,382,192	(76,460)
Expiring 10/25/17	Morgan Stanley	JPY	854,815	7,868,800	7,606,653	262,147
Expiring 10/25/17	Morgan Stanley	JPY	239,749	2,140,023	2,133,426	6,597
Expiring 10/25/17	Morgan Stanley	JPY	216,017	1,988,492	1,922,246	66,246
Expiring 12/18/17	Morgan Stanley	JPY	3,081,032	27,710,933	27,493,502	217,431
Expiring 12/20/17	Morgan Stanley	JPY	139,088	1,265,000	1,241,314	23,686
Expiring 12/20/17	Morgan Stanley	JPY	72,417	642,183	646,302	(4,119)
Expiring 12/20/17	Morgan Stanley	JPY	70,252	626,000	626,973	(973)
Expiring 12/20/17	Morgan Stanley	JPY	69,482	629,000	620,103	8,897
Expiring 12/20/17	Morgan Stanley	JPY	69,440	630,000	619,728	10,272
Expiring 12/20/17	Morgan Stanley	JPY	69,169	613,485	617,307	(3,822)
Expiring 12/20/17	Morgan Stanley	JPY	68,538	610,493	611,679	(1,186)

A703

AST GOLDMAN SACHS STRATEGIC INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Forward foreign currency exchange contracts outstanding at September 30, 2017 (continued):

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts (cont’d.):
Japanese Yen (cont’d.),
Expiring 12/20/17	Morgan Stanley	JPY	30,413	$270,651	$271,424	$(773)
Expiring 12/20/17	Morgan Stanley	JPY	30,332	270,651	270,704	(53)
Expiring 12/20/17	Morgan Stanley	JPY	29,718	270,068	265,225	4,843
Expiring 12/20/17	Morgan Stanley	JPY	19,277	173,105	172,044	1,061
Expiring 12/22/17	Morgan Stanley	JPY	880,234	7,929,680	7,856,869	72,811
Mexican Peso,
Expiring 10/06/17	Morgan Stanley	MXN	33,559	1,871,141	1,840,675	30,466
Expiring 10/06/17	Morgan Stanley	MXN	6,561	370,266	359,865	10,401
Expiring 12/20/17	Morgan Stanley	MXN	15,897	879,610	861,487	18,123
Expiring 12/20/17	Morgan Stanley	MXN	11,346	630,000	614,824	15,176
Expiring 12/20/17	Morgan Stanley	MXN	11,325	629,000	613,688	15,312
Expiring 12/20/17	Morgan Stanley	MXN	11,309	626,692	612,847	13,845
Expiring 12/20/17	Morgan Stanley	MXN	11,265	623,600	610,471	13,129
Expiring 12/20/17	Morgan Stanley	MXN	6,801	378,000	368,537	9,463
Expiring 12/20/17	Morgan Stanley	MXN	4,595	250,000	249,023	977
Expiring 12/20/17	Morgan Stanley	MXN	4,584	250,000	248,393	1,607
Expiring 12/20/17	Morgan Stanley	MXN	4,542	252,000	246,104	5,896
Expiring 12/20/17	Morgan Stanley	MXN	4,481	250,080	242,838	7,242
Expiring 12/20/17	Morgan Stanley	MXN	4,394	244,922	238,132	6,790
New Taiwanese Dollar,
Expiring 10/02/17	Morgan Stanley	TWD	42,939	1,437,959	1,416,219	21,740
Expiring 10/02/17	Morgan Stanley	TWD	17,014	560,787	561,166	(379)
Expiring 10/02/17	Morgan Stanley	TWD	7,091	236,962	233,879	3,083
Expiring 10/05/17	Morgan Stanley	TWD	19,030	625,354	627,726	(2,372)
Expiring 10/19/17	Morgan Stanley	TWD	7,556	252,000	249,430	2,570
Expiring 10/20/17	Morgan Stanley	TWD	113,890	3,788,368	3,759,667	28,701
Expiring 10/20/17	Morgan Stanley	TWD	91,858	3,041,659	3,032,371	9,288
Expiring 10/20/17	Morgan Stanley	TWD	68,960	2,286,621	2,276,468	10,153
Expiring 10/20/17	Morgan Stanley	TWD	56,671	1,875,898	1,870,789	5,109
Expiring 10/20/17	Morgan Stanley	TWD	29,507	966,271	974,070	(7,799)
Expiring 10/20/17	Morgan Stanley	TWD	7,585	252,000	250,399	1,601
Expiring 10/23/17	Morgan Stanley	TWD	38,033	1,260,000	1,255,715	4,285
Expiring 10/23/17	Morgan Stanley	TWD	18,987	630,000	626,880	3,120
Expiring 10/23/17	Morgan Stanley	TWD	18,951	630,000	625,692	4,308
Expiring 10/23/17	Morgan Stanley	TWD	17,701	588,769	584,434	4,335
Expiring 10/23/17	Morgan Stanley	TWD	7,583	252,000	250,353	1,647
Expiring 10/26/17	Morgan Stanley	TWD	59,287	1,962,833	1,957,745	5,088
Expiring 10/31/17	Morgan Stanley	TWD	40,064	1,316,874	1,323,285	(6,411)
Expiring 10/31/17	Morgan Stanley	TWD	9,163	302,300	302,649	(349)
Expiring 11/10/17	Morgan Stanley	TWD	107,531	3,602,849	3,553,439	49,410
Expiring 11/10/17	Morgan Stanley	TWD	100,294	3,353,183	3,314,289	38,894
New Zealand Dollar,
Expiring 11/08/17	Morgan Stanley	NZD	2,826	2,057,939	2,039,658	18,281
Expiring 11/08/17	Morgan Stanley	NZD	2,559	1,870,204	1,846,860	23,344
Expiring 12/20/17	Morgan Stanley	NZD	1,219	884,072	879,065	5,007
Expiring 12/20/17	Morgan Stanley	NZD	1,042	758,045	751,425	6,620
Expiring 12/20/17	Morgan Stanley	NZD	870	629,054	627,389	1,665
Expiring 12/20/17	Morgan Stanley	NZD	870	624,599	627,389	(2,790)
Expiring 12/20/17	Morgan Stanley	NZD	867	630,703	625,225	5,478
Expiring 12/20/17	Morgan Stanley	NZD	862	628,927	621,620	7,307
Expiring 12/20/17	Morgan Stanley	NZD	838	601,212	604,024	(2,812)
Norwegian Krone,
Expiring 10/19/17	Morgan Stanley	NOK	8,458	1,084,519	1,062,481	22,038
Expiring 10/19/17	Morgan Stanley	NOK	7,189	920,393	903,098	17,295
Philippine Peso,
Expiring 10/10/17	Morgan Stanley	PHP	28,603	562,407	562,729	(322)
Expiring 10/19/17	Morgan Stanley	PHP	32,263	630,000	634,429	(4,429)
Expiring 10/20/17	Morgan Stanley	PHP	32,197	630,000	633,080	(3,080)

A704

AST GOLDMAN SACHS STRATEGIC INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Forward foreign currency exchange contracts outstanding at September 30, 2017 (continued):

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts (cont’d.):
Philippine Peso (cont’d.),
Expiring 10/26/17	Morgan Stanley	PHP	31,997	$626,000	$628,956	$(2,956)
Expiring 10/26/17	Morgan Stanley	PHP	31,954	629,000	628,104	896
Expiring 10/26/17	Morgan Stanley	PHP	31,946	630,000	627,950	2,050
Expiring 11/02/17	Morgan Stanley	PHP	12,724	250,000	250,005	(5)
Polish Zloty,
Expiring 10/18/17	Morgan Stanley	PLN	2,106	586,996	577,056	9,940
Expiring 10/18/17	Morgan Stanley	PLN	1,845	512,337	505,475	6,862
Russian Ruble,
Expiring 12/14/17	Morgan Stanley	RUB	98,958	1,703,486	1,695,877	7,609
Expiring 12/14/17	Morgan Stanley	RUB	77,944	1,316,874	1,335,753	(18,879)
Expiring 12/14/17	Morgan Stanley	RUB	45,246	769,662	775,398	(5,736)
Expiring 12/14/17	Morgan Stanley	RUB	37,002	630,000	634,123	(4,123)
Expiring 12/14/17	Morgan Stanley	RUB	36,652	627,000	628,116	(1,116)
Expiring 12/14/17	Morgan Stanley	RUB	28,132	476,000	482,113	(6,113)
Expiring 12/14/17	Morgan Stanley	RUB	17,678	300,715	302,948	(2,233)
Expiring 12/14/17	Morgan Stanley	RUB	14,842	252,462	254,350	(1,888)
Singapore Dollar,
Expiring 12/20/17	Morgan Stanley	SGD	3,628	2,705,267	2,677,394	27,873
Expiring 12/20/17	Morgan Stanley	SGD	1,794	1,316,874	1,324,066	(7,192)
Expiring 12/20/17	Morgan Stanley	SGD	1,698	1,260,000	1,253,013	6,987
Expiring 12/20/17	Morgan Stanley	SGD	853	626,000	629,701	(3,701)
Expiring 12/20/17	Morgan Stanley	SGD	853	626,000	629,669	(3,669)
Expiring 12/20/17	Morgan Stanley	SGD	408	300,715	301,069	(354)
Expiring 12/20/17	Morgan Stanley	SGD	340	250,000	250,560	(560)
South African Rand,
Expiring 11/14/17	Morgan Stanley	ZAR	25,662	1,908,306	1,881,051	27,255
Expiring 11/14/17	Morgan Stanley	ZAR	11,831	884,822	867,198	17,624
Expiring 11/14/17	Morgan Stanley	ZAR	7,797	579,820	571,539	8,281
Expiring 12/20/17	Morgan Stanley	ZAR	3,990	291,158	290,767	391
South Korean Won,
Expiring 10/02/17	Morgan Stanley	KRW	2,333,365	2,045,914	2,037,331	8,583
Expiring 10/10/17	Morgan Stanley	KRW	3,393,319	2,967,225	2,963,118	4,107
Expiring 10/10/17	Morgan Stanley	KRW	1,185,964	1,045,041	1,035,610	9,431
Expiring 10/12/17	Morgan Stanley	KRW	1,625,613	1,437,959	1,419,557	18,402
Expiring 10/12/17	Morgan Stanley	KRW	716,737	634,000	625,886	8,114
Expiring 10/12/17	Morgan Stanley	KRW	285,456	252,000	249,272	2,728
Expiring 10/12/17	Morgan Stanley	KRW	285,321	252,000	249,155	2,845
Expiring 10/25/17	Morgan Stanley	KRW	711,524	628,000	621,440	6,560
Expiring 10/25/17	Morgan Stanley	KRW	278,839	245,944	243,536	2,408
Expiring 11/10/17	Morgan Stanley	KRW	5,252,301	4,605,747	4,588,205	17,542
Expiring 11/10/17	Morgan Stanley	KRW	2,011,917	1,752,000	1,757,532	(5,532)
Expiring 11/10/17	Morgan Stanley	KRW	1,512,732	1,316,874	1,321,464	(4,590)
Expiring 11/10/17	Morgan Stanley	KRW	349,400	305,206	305,222	(16)
Expiring 11/22/17	Morgan Stanley	KRW	664,086	580,220	580,200	20
Swedish Krona,
Expiring 10/19/17	Morgan Stanley	SEK	32,527	4,091,026	3,998,030	92,996
Expiring 10/19/17	Morgan Stanley	SEK	31,466	3,932,296	3,867,703	64,593
Swiss Franc,
Expiring 10/18/17	Morgan Stanley	CHF	208	216,143	214,954	1,189
Expiring 12/20/17	Morgan Stanley	CHF	609	630,000	632,481	(2,481)
Expiring 12/20/17	Morgan Stanley	CHF	603	630,000	626,363	3,637
Thai Baht,
Expiring 10/11/17	Morgan Stanley	THB	20,860	626,000	625,568	432
Turkish Lira,
Expiring 12/20/17	Morgan Stanley	TRY	4,543	1,260,000	1,244,457	15,543
Expiring 12/20/17	Morgan Stanley	TRY	2,284	629,000	625,752	3,248
Expiring 12/20/17	Morgan Stanley	TRY	2,277	628,000	623,778	4,222
Expiring 12/20/17	Morgan Stanley	TRY	2,236	630,000	612,520	17,480

A705

AST GOLDMAN SACHS STRATEGIC INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Forward foreign currency exchange contracts outstanding at September 30, 2017 (continued):

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts (cont’d.):
Turkish Lira (cont’d.),
Expiring 12/20/17	Morgan Stanley	TRY	1,794	$504,000	$491,369	$12,631
Expiring 12/20/17	Morgan Stanley	TRY	1,371	376,000	375,719	281
Expiring 12/20/17	Morgan Stanley	TRY	912	251,000	249,872	1,128
Expiring 12/20/17	Morgan Stanley	TRY	907	252,000	248,575	3,425
Expiring 12/20/17	Morgan Stanley	TRY	903	252,000	247,314	4,686
Expiring 12/20/17	Morgan Stanley	TRY	891	252,000	244,117	7,883
Expiring 12/20/17	Morgan Stanley	TRY	854	232,987	234,042	(1,055)
Expiring 12/20/17	Morgan Stanley	TRY	446	126,000	122,119	3,881

				$361,976,743	$359,763,100	2,213,643

						$(405,334)

Cross currency exchange contracts outstanding at September 30, 2017:

Settlement	Type		Notional Amount (000)		In Exchange for (000)	Unrealized Appreciation (Depreciation)	Counterparty
OTC cross currency exchange contracts:
12/20/17	Buy	AUD	788	NZD	867	$(7,672)	Morgan Stanley
12/20/17	Buy	CAD	310	AUD	314	2,727	Morgan Stanley
12/20/17	Buy	CHF	594	EUR	517	3,296	Morgan Stanley
12/20/17	Buy	CHF	611	EUR	527	9,110	Morgan Stanley
12/20/17	Buy	CHF	634	EUR	552	3,606	Morgan Stanley
12/20/17	Buy	CHF	1,820	EUR	1,585	8,573	Morgan Stanley
10/03/17	Buy	CZK	15,556	EUR	578	24,495	Morgan Stanley
10/03/17	Buy	CZK	15,720	EUR	584	24,882	Morgan Stanley
10/03/17	Buy	CZK	15,746	EUR	603	3,688	Morgan Stanley
11/09/17	Buy	CZK	30,599	EUR	1,146	37,508	Morgan Stanley
11/21/17	Buy	CZK	17,362	EUR	649	22,665	Morgan Stanley
11/21/17	Buy	CZK	40,595	EUR	1,517	53,265	Morgan Stanley
11/22/17	Buy	CZK	17,370	EUR	649	23,167	Morgan Stanley
11/22/17	Buy	CZK	47,022	EUR	1,807	3,088	Morgan Stanley
12/20/17	Buy	CZK	34,816	EUR	1,337	4,892	Morgan Stanley
12/20/17	Buy	CZK	72,228	EUR	2,775	8,882	Morgan Stanley
12/20/17	Buy	CZK	108,539	EUR	4,173	10,682	Morgan Stanley
01/03/18	Buy	CZK	16,210	EUR	609	18,778	Morgan Stanley
01/03/18	Buy	CZK	16,595	EUR	622	20,945	Morgan Stanley
01/03/18	Buy	CZK	16,606	EUR	622	21,444	Morgan Stanley
01/03/18	Buy	CZK	16,978	EUR	636	21,571	Morgan Stanley
10/03/17	Buy	EUR	1,807	CZK	47,022	(3,159)	Morgan Stanley
12/20/17	Buy	EUR	169	SEK	1,606	2,470	Morgan Stanley
12/20/17	Buy	EUR	225	PLN	966	1,925	Morgan Stanley
12/20/17	Buy	EUR	274	GBP	241	532	Morgan Stanley
12/20/17	Buy	EUR	526	SEK	5,003	7,333	Morgan Stanley
12/20/17	Buy	EUR	527	PLN	2,262	5,749	Morgan Stanley
12/20/17	Buy	EUR	529	NOK	4,939	6,910	Morgan Stanley
12/20/17	Buy	EUR	529	HUF	164,020	3,613	Morgan Stanley
12/20/17	Buy	EUR	529	GBP	470	(3,832)	Morgan Stanley
12/20/17	Buy	EUR	530	NOK	4,950	6,613	Morgan Stanley
12/20/17	Buy	EUR	530	GBP	471	(3,725)	Morgan Stanley
12/20/17	Buy	EUR	531	NOK	4,937	9,510	Morgan Stanley
12/20/17	Buy	EUR	532	GBP	480	(13,328)	Morgan Stanley
12/20/17	Buy	EUR	533	NOK	4,962	8,660	Morgan Stanley
12/20/17	Buy	EUR	534	CHF	610	1,041	Morgan Stanley
12/20/17	Buy	EUR	999	CHF	1,145	(2,639)	Morgan Stanley
12/20/17	Buy	EUR	1,046	GBP	933	(11,182)	Morgan Stanley
12/20/17	Buy	EUR	1,051	GBP	931	(2,519)	Morgan Stanley
12/20/17	Buy	EUR	1,058	CHF	1,225	(16,365)	Morgan Stanley

A706

AST GOLDMAN SACHS STRATEGIC INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Cross currency exchange contracts outstanding at September 30, 2017 (continued):
Settlement	Type		Notional Amount (000)		In Exchange for (000)	Unrealized Appreciation (Depreciation)	Counterparty
OTC cross currency exchange contracts (cont’d.):
12/20/17	Buy	EUR	1,059	CHF	1,213	$(2,335)	Morgan Stanley
12/20/17	Buy	GBP	466	JPY	70,028	1,099	Morgan Stanley
12/20/17	Buy	GBP	562	EUR	632	4,712	Morgan Stanley
12/20/17	Buy	GBP	1,425	EUR	1,587	29,534	Morgan Stanley
12/20/17	Buy	GBP	4,664	EUR	5,281	(4,713)	Morgan Stanley
12/20/17	Buy	HUF	166,015	EUR	533	(768)	Morgan Stanley
12/20/17	Buy	JPY	36,292	GBP	249	(10,121)	Morgan Stanley
12/20/17	Buy	JPY	70,132	EUR	531	(4,935)	Morgan Stanley
12/20/17	Buy	JPY	70,692	EUR	527	5,083	Morgan Stanley
12/20/17	Buy	NOK	2,997	EUR	318	(558)	Morgan Stanley
12/20/17	Buy	NOK	3,148	GBP	297	(2,616)	Morgan Stanley
12/20/17	Buy	NOK	4,991	EUR	532	(3,839)	Morgan Stanley
12/20/17	Buy	NOK	4,991	EUR	531	(2,635)	Morgan Stanley
12/20/17	Buy	NOK	4,992	EUR	530	(1,156)	Morgan Stanley
12/20/17	Buy	NOK	4,993	EUR	533	(4,840)	Morgan Stanley
12/20/17	Buy	NOK	40,780	EUR	4,358	(44,917)	Morgan Stanley
12/20/17	Buy	NZD	868	EUR	529	(2,489)	Morgan Stanley
12/20/17	Buy	PLN	251	HUF	17,979	254	Morgan Stanley
12/20/17	Buy	PLN	1,462	HUF	104,818	1,501	Morgan Stanley
12/20/17	Buy	PLN	2,300	EUR	531	(43)	Morgan Stanley
12/20/17	Buy	PLN	4,519	EUR	1,054	(12,925)	Morgan Stanley
12/20/17	Buy	PLN	17,150	EUR	4,017	(69,160)	Morgan Stanley
12/20/17	Buy	PLN	22,845	EUR	5,349	(89,238)	Morgan Stanley
12/20/17	Buy	SEK	2,040	EUR	213	(1,227)	Morgan Stanley
12/20/17	Buy	SEK	2,575	EUR	270	(3,073)	Morgan Stanley
12/20/17	Buy	SEK	3,857	EUR	403	(2,550)	Morgan Stanley
12/20/17	Buy	SEK	5,058	EUR	528	(2,830)	Morgan Stanley
12/20/17	Buy	SEK	5,103	EUR	533	(3,221)	Morgan Stanley
12/20/17	Buy	SEK	6,115	EUR	638	(3,248)	Morgan Stanley
12/20/17	Buy	SEK	6,170	EUR	639	1,982	Morgan Stanley
12/20/17	Buy	SEK	6,185	EUR	645	(2,531)	Morgan Stanley
12/20/17	Buy	SEK	8,173	EUR	847	2,674	Morgan Stanley
12/20/17	Buy	SEK	45,676	EUR	4,789	(50,512)	Morgan Stanley
12/20/17	Buy	SEK	62,739	EUR	6,581	(72,884)	Morgan Stanley
12/20/17	Buy	SEK	63,375	EUR	6,638	(62,440)	Morgan Stanley

						$(97,766)

Credit default swap agreements outstanding at September 30, 2017:

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at September 30, 2017(5)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC credit default swaps on corporate and/or sovereign issues – Buy Protection(1):
People’s Republic of China	06/20/19	1.000%(Q)	38,800	0.217%	$(533,381)	$(188,309)	$(345,072)	JPMorgan Chase
People’s Republic of China	06/20/19	1.000%(Q)	3,510	0.217%	(48,252)	(23,826)	(24,426)	Citigroup Global Markets
People’s Republic of China	06/20/19	1.000%(Q)	2,250	0.217%	(30,931)	(34,628)	3,697	Citigroup Global Markets
People’s Republic of China	06/20/19	1.000%(Q)	1,890	0.217%	(25,982)	(12,495)	(13,487)	Citigroup Global Markets
People’s Republic of China	06/20/19	1.000%(Q)	1,690	0.217%	(23,232)	(10,953)	(12,279)	Citigroup Global Markets
People’s Republic of China	06/20/19	1.000%(Q)	1,550	0.217%	(21,308)	(16,840)	(4,468)	Citigroup Global Markets

A707

AST GOLDMAN SACHS STRATEGIC INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Credit default swap agreements outstanding at September 30, 2017 (continued):

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at September 30, 2017(5)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC credit default swaps on corporate and/or sovereign issues – Buy Protection(1) (cont’d.):
People’s Republic of China	06/20/19	1.000%(Q)	1,370	0.217%	$(18,833)	$(17,809)	$(1,024)	Citigroup Global Markets
People’s Republic of China	06/20/19	1.000%(Q)	930	0.217%	(12,785)	(6,077)	(6,708)	Citigroup Global Markets
People’s Republic of China	06/20/19	1.000%(Q)	900	0.217%	(12,372)	(5,781)	(6,591)	Citigroup Global Markets
People’s Republic of China	06/20/19	1.000%(Q)	720	0.217%	(9,898)	(5,063)	(4,835)	JPMorgan Chase
People’s Republic of China	06/20/19	1.000%(Q)	690	0.217%	(9,483)	(6,745)	(2,738)	Citigroup Global Markets
People’s Republic of China	06/20/19	1.000%(Q)	350	0.217%	(4,811)	(2,137)	(2,674)	Bank of America
People’s Republic of China	06/20/19	1.000%(Q)	150	0.217%	(2,062)	(1,018)	(1,044)	Bank of America
People’s Republic of China	06/20/19	1.000%(Q)	150	0.217%	(2,062)	(945)	(1,117)	JPMorgan Chase
People’s Republic of China	06/20/21	1.000%(Q)	750	0.438%	(15,466)	681	(16,147)	Deutsche Bank AG
People’s Republic of China	06/20/21	1.000%(Q)	680	0.438%	(14,022)	(153)	(13,869)	Deutsche Bank AG
People’s Republic of China	06/20/21	1.000%(Q)	580	0.438%	(11,960)	2,105	(14,065)	JPMorgan Chase
People’s Republic of China	06/20/21	1.000%(Q)	410	0.438%	(8,455)	1,535	(9,990)	Deutsche Bank AG
People’s Republic of China	06/20/21	1.000%(Q)	350	0.438%	(7,217)	(642)	(6,575)	Citigroup Global Markets
People’s Republic of China	06/20/21	1.000%(Q)	260	0.438%	(5,361)	419	(5,780)	Barclays Capital Group
People’s Republic of China	06/20/21	1.000%(Q)	230	0.438%	(4,743)	502	(5,245)	JPMorgan Chase
People’s Republic of China	06/20/21	1.000%(Q)	200	0.438%	(4,124)	(135)	(3,989)	JPMorgan Chase
People’s Republic of China	06/20/21	1.000%(Q)	140	0.438%	(2,887)	306	(3,193)	Citigroup Global Markets
People’s Republic of China	12/20/21	1.000%(Q)	410	0.492%	(8,608)	(1,571)	(7,037)	Barclays Capital Group
People’s Republic of China	12/20/21	1.000%(Q)	170	0.492%	(3,569)	1,111	(4,680)	Deutsche Bank AG
People’s Republic of China	12/20/21	1.000%(Q)	40	0.492%	(840)	158	(998)	Barclays Capital Group
People’s Republic of China	06/20/22	1.000%(Q)	930	0.566%	(18,516)	(14,092)	(4,424)	Citigroup Global Markets
People’s Republic of China	06/20/22	1.000%(Q)	870	0.566%	(17,322)	(14,369)	(2,953)	JPMorgan Chase

					$(878,482)	$(356,771)	$(521,711)

Reference Entity/Obligation	Termination Date	Fixed Rate		Notional Amount (000)#(3)	Value at Trade Date	Value at September 30, 2017 (4)	Unrealized Appreciation (Depreciation)
Centrally cleared credit default swaps on credit indices – Buy Protection(1):
CDX.EM.27.V1	06/20/22	1.000	%(Q)	26,485	$1,111,928	$825,184	$(286,744)
CDX.EM.28.V1	12/20/22	1.000	%(Q)	28,980	1,215,866	1,155,713	(60,153)

A708

AST GOLDMAN SACHS STRATEGIC INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Credit default swap agreements outstanding at September 30, 2017 (continued):

Reference Entity/Obligation	Termination Date	Fixed Rate		Notional Amount (000)#(3)		Value at Trade Date	Value at September 30, 2017(4)	Unrealized Appreciation (Depreciation)
Centrally cleared credit default swaps on credit indices – Buy Protection(1) (cont’d.):
CDX.NA.HY.29.V1	12/20/22	5.000	%(Q)		29,750	$(2,202,335)	$(2,379,540)	$(177,205)
CDX.NA.IG.28.V1	06/20/22	1.000	%(Q)		33,210	(634,699)	(714,591)	(79,892)
iTraxx Europe S27.V1	06/20/22	1.000	%(Q)	EUR	26,700	(683,311)	(781,807)	(98,496)

						$(1,192,551)	$(1,895,041)	$(702,490)

The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)	The fair value of credit default swap agreements on credit indices and asset-backed securities serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, when compared to the notional amount of the swap, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Inflation swap agreements outstanding at September 30, 2017:

	Notional Amount (000)#	Termination Date	Fixed Rate		Floating Rate	Value at Trade Date	Value at September 30, 2017	Unrealized Appreciation (Depreciation)
Centrally cleared swap agreements:
EUR	4,990	08/15/27	1.428	%(A)	Eurostat Eurozone HICP ex Tobacco(1)(A)	$4,944	$(13,500)	$(18,444)
EUR	2,150	08/15/32	1.600	%(A)	Eurostat Eurozone HICP ex Tobacco(2)(A)	(1,431)	(11,266)	(9,835)
GBP	4,210	07/15/22	3.370	%(A)	U.K. Retail Price Index(2)(A)	181	(23,223)	(23,404)
GBP	2,180	06/15/27	3.364	%(A)	U.K. Retail Price Index(2)(A)	(2,156)	(18,260)	(16,104)
GBP	6,560	09/15/27	3.340	%(A)	U.K. Retail Price Index(1)(A)	1,176	40,081	38,905
GBP	5,950	09/15/32	3.460	%(A)	U.K. Retail Price Index(2)(A)	10,565	(26,002)	(36,567)

A709

AST GOLDMAN SACHS STRATEGIC INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Inflation swap agreements outstanding at September 30, 2017 (continued):

	Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at September 30, 2017	Unrealized Appreciation (Depreciation)
Centrally cleared swap agreements (cont’d.):
GBP	4,830	09/15/42	3.510%(A)	U.K. Retail Price Index(2)(A)	$(4,811)	$(52,617)	$(47,806)
GBP	4,410	09/15/47	3.450%(A)	U.K. Retail Price Index(1)(A)	18,730	70,033	51,303

					$27,198	$(34,754)	$(61,952)

(1)	The Portfolio pays the fixed rate and receives the floating rate.
(2)	The Portfolio pays the floating rate and receives the fixed rate.

Interest rate swap agreements outstanding at September 30, 2017:

	Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at September 30, 2017	Unrealized Appreciation (Depreciation)
Centrally cleared swap agreements:
AUD	13,900	12/20/22	2.500%(S)	6 Month BBSW(1)(S)	$(18,610)	$75,874	$94,484
CAD	164,710	10/25/17	0.832%(T)	Canadian Overnight Rate Repo Average(2)(T)	—	(16,284)	(16,284)
CAD	38,320	12/20/19	1.250%(S)	3 Month CDOR(1)(S)	(457,498)	(439,141)	18,357
CAD	22,490	07/18/22	2.028%(S)	3 Month CDOR(2)(S)	(73,205)	(128,060)	(54,855)
CAD	14,660	12/20/22	1.750%(S)	3 Month CDOR(2)(S)	(244,974)	(238,730)	6,244
CAD	12,800	09/21/27	2.500%(S)	3 Month CDOR(2)(S)	(37,114)	(80,140)	(43,026)
CAD	18,560	12/20/27	2.000%(S)	3 Month CDOR(2)(S)	(483,061)	(577,588)	(94,527)
CAD	15,760	12/21/27	2.500%(S)	3 Month CDOR(2)(S)	(78,144)	(113,495)	(35,351)
CAD	3,350	07/20/48	2.540%(S)	3 Month CDOR(1)(S)	7,691	89,268	81,577
CHF	57,600	03/29/19	(0.554)%(A)	6 Month CHF LIBOR(2)(S)	(2,975)	(2,129)	846
CHF	2,600	12/21/27	1.000%(A)	6 Month CHF LIBOR(2)(S)	43,224	24,142	(19,082)
EUR	15,160	12/20/22	0.250%(A)	6 Month EURIBOR(1)(S)	409	(45,590)	(45,999)
EUR	680	12/20/24	0.500%(A)	6 Month EURIBOR(1)(S)	(1,575)	4,681	6,256
EUR	12,470	01/12/27	1.330%(A)	6 Month EURIBOR(2)(S)	(101,495)	(70,110)	31,385
EUR	8,690	06/15/27	1.750%(A)	6 Month EURIBOR(2)(S)	52,541	110,042	57,501
EUR	5,640	08/31/27	1.500%(A)	6 Month EURIBOR(2)(S)	(6,565)	23,847	30,412
EUR	16,890	12/20/27	1.000%(A)	6 Month EURIBOR(1)(S)	305,438	86,242	(219,196)
EUR	2,270	06/16/37	2.000%(A)	6 Month EURIBOR(2)(S)	(1,065)	(41,755)	(40,690)
GBP	516,220	12/14/17	0.297%(A)	1 Day SONIA(2)(A)	854	(97,128)	(97,982)
GBP	26,450	03/16/27	1.600%(S)	6 Month GBP LIBOR(2)(S)	88,134	(142,277)	(230,411)
GBP	8,710	12/20/27	1.250%(S)	6 Month GBP LIBOR(1)(S)	(134,945)	211,840	346,785

A710

AST GOLDMAN SACHS STRATEGIC INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Interest rate swap agreements outstanding at September 30, 2017 (continued):

	Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at September 30, 2017	Unrealized Appreciation (Depreciation)
Centrally cleared swap agreements (cont’d.):
GBP	1,840	12/21/27	2.000%(S)	6 Month GBP LIBOR(2)(S)	$25,441	$26,964	$1,523
GBP	9,800	01/12/32	1.940%(S)	6 Month GBP LIBOR(1)(S)	56,981	24,362	(32,619)
GBP	5,920	12/20/32	1.500%(S)	6 Month GBP LIBOR(1)(S)	(155,146)	118,321	273,467
GBP	19,080	03/17/37	1.750%(S)	6 Month GBP LIBOR(1)(S)	122,409	391,990	269,581
GBP	1,720	12/20/47	1.500%(S)	6 Month GBP LIBOR(1)(S)	(35,396)	85,406	120,802
JPY	937,480	12/20/27	0.250%(S)	6 Month JPY LIBOR(1)(S)	24,104	40,912	16,808
MXN	78,550	12/14/22	6.750%(M)	28 Day Mexican Interbank Rate(2)(M)	516	(6,389)	(6,905)
NZD	3,940	12/21/27	4.000%(S)	3 Month LIBOR(1)(Q)	(28,330)	(11,829)	16,501
PLN	3,610	06/17/19	3.048%(A)	6 Month WIBOR(2)(S)	18,300	21,906	3,606
PLN	3,610	06/17/19	3.045%(A)	6 Month WIBOR(1)(S)	—	(21,862)	(21,862)
SEK	214,240	06/15/18	0.050%(A)	3 Month STIBOR(2)(Q)	212,785	100,477	(112,308)
SEK	172,480	09/17/18	(0.330)%(A)	3 Month STIBOR(2)(Q)	5,007	15,816	10,809
SEK	297,650	06/28/19	(0.100)%(A)	3 Month STIBOR(2)(Q)	(6,032)	(1,003)	5,029
SEK	146,300	12/20/22	0.500%(A)	3 Month STIBOR(2)(Q)	23,773	(39,782)	(63,555)
	40,110	05/13/19	1.826%(S)	3 Month LIBOR(1)(Q)	(19,893)	(6,547)	13,346
	60,580	12/20/19	2.000%(S)	3 Month LIBOR(1)(Q)	(371,034)	(225,422)	145,612
	20,600	12/20/22	2.250%(S)	3 Month LIBOR(1)(Q)	(338,031)	(198,341)	139,690
	9,850	07/03/23	2.143%(S)	3 Month LIBOR(1)(Q)	20,014	(1,313)	(21,327)
	25,150	08/07/23	2.065%(S)	3 Month LIBOR(2)(Q)	12,020	(105,373)	(117,393)
	6,440	08/31/27	2.400%(S)	3 Month LIBOR(1)(Q)	(4,903)	(50,695)	(45,792)
	10,300	09/21/27	2.500%(S)	3 Month LIBOR(1)(Q)	(3,730)	39,484	43,214
	8,450	12/20/27	2.500%(S)	3 Month LIBOR(1)(Q)	(305,914)	(143,419)	162,495
	16,410	12/21/27	2.750%(S)	3 Month LIBOR(1)(Q)	(117,797)	(101,202)	16,595
	36,630	07/03/28	2.378%(S)	3 Month LIBOR(2)(Q)	(53,691)	(6,314)	47,377
	14,180	08/06/28	2.346%(S)	3 Month LIBOR(1)(Q)	(15,892)	55,484	71,376
	4,440	06/16/37	2.750%(S)	3 Month LIBOR(1)(Q)	5,570	4,722	(848)
	4,230	06/17/47	2.500%(S)	3 Month LIBOR(1)(Q)	7,379	32,049	24,670
	15,210	07/03/48	2.560%(S)	3 Month LIBOR(1)(Q)	49,894	16,048	(33,846)

					$(2,014,531)	$(1,312,041)	$702,490

A711

AST GOLDMAN SACHS STRATEGIC INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

	Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC swap agreements:
KRW	3,156,620	10/06/17	2.239%(Q)	3 Month KWCDC(2)(Q)	$6,112	$—	$6,112	Citigroup Global Markets
KRW	2,438,940	10/13/17	2.248%(Q)	3 Month KWCDC(2)(Q)	4,771	—	4,771	Deutsche Bank AG
KRW	2,036,710	10/28/17	2.173%(Q)	3 Month KWCDC(2)(Q)	3,669	—	3,669	Citigroup Global Markets
KRW	5,029,550	11/04/17	2.060%(Q)	3 Month KWCDC(2)(Q)	7,740	—	7,740	Bank of America
KRW	2,113,920	11/07/17	2.034%(Q)	3 Month KWCDC(2)(Q)	2,995	—	2,995	Barclays Capital Group

					$25,287	$—	$25,287

Cash of $6,025,341 has been segregated with Morgan Stanley to cover requirements for open centrally cleared swap contracts at September 30, 2017.

(1)	The Portfolio pays the fixed rate and receives the floating rate.
(2)	The Portfolio pays the floating rate and receives the fixed rate.

Total return swap agreements outstanding at September 30, 2017:

Counterparty	Termination Date	Long(Short) Notional Amount (000)#	Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(1)
OTC swap agreements:
Citigroup Global Markets	02/08/18	EGP 11,850	Pay or receive annually amounts based on market value fluctuation of Egypt Treasury Bill	$631,532	$567,366	$64,166

(1)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).

A712

AST GOLDMAN SACHS STRATEGIC INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2017 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities
Automobiles	$—	$33,431	$—
Collateralized Loan Obligations	—	50,517,654	3,600,000
Home Equity Loans	—	1,703,082	—
Other	—	230,562	—
Residential Mortgage-Backed Securities	—	5,062,823	—
Student Loans	—	30,421,257	3,096,403
Bank Loans	—	4,227,440	773,610
Commercial Mortgage-Backed Securities	—	1,862,650	—
Convertible Bonds	—	166,532	—
Corporate Bonds	—	29,500,088	—
Foreign Government Bonds	—	26,825,248	—
Municipal Bonds	—	3,361,978	—
Residential Mortgage-Backed Securities	—	31,831,189	2,214,563
U.S. Government Agency Obligations	—	12,851,090	—
U.S. Treasury Obligations	—	15,067,531	—
Common Stock	2,300,305	—	—
Affiliated Mutual Funds	9,839,918	—	—
Foreign Treasury Obligations	—	66,274,088	—
Options Purchased	85,250	273,496	—
Other Financial Instruments*
Futures Contracts	582,025	—	—
OTC Forward Foreign Currency Exchange Contracts	—	(405,334)	—
OTC Cross Currency Exchange Contracts	—	(97,766)	—
OTC Credit Default Swap Agreements	—	(878,482)	—
Centrally Cleared Credit Default Swap Agreements	—	(702,490)	—
Centrally Cleared Inflation Swap Agreements	—	(61,952)	—
Centrally Cleared Interest Rate Swap Agreements	—	702,490	—
OTC Interest Rate Swap Agreements	—	25,287	—
OTC Total Return Swap Agreements	—	631,532	—

Total	$12,807,498	$279,423,424	$9,684,576

The following is a reconciliation of assets in which unobservable inputs (Level 3) were used in determining fair value:

	Asset-Backed Securities Collateralized Loan Obligations	Asset-Backed Securities Student Loans	Bank Loans	Residential Mortgage-Backed Securities
Balance as of 12/31/16	$—	$—	$1,005,116	$9,069,212
Realized gain (loss)	—	—	—	31,503
Change in unrealized appreciation (depreciation)**	—	—	9,288	230,611
Purchases/Exchanges/Issuances	3,600,000	3,096,403	21,984	1,050,323
Sales/Paydowns	—	—	—	(8,177,960)
Accrued discount/premium	—	—	530	10,874
Transfers into of Level 3	—	—	389,937
Transfers out of Level 3	—	—	(653,245)	—

Balance as of 09/30/17	$3,600,000	$3,096,403	$773,610	$2,214,563

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

A713

AST GOLDMAN SACHS STRATEGIC INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

**	Of which, $241,215 was relating to securities held at the reporting period end.

Level 3 securities as presented in the table above are being fair valued using pricing methodologies approved by Board, which contain unobservable inputs as follows:

Level 3 Securities	Fair Value as of September 30, 2017	Valuation Methodology	Unobservable Inputs	Range (Weighted Average)
Asset-Backed Securities
Collateralized Loan Obligations	$3,600,000	Market Approach	Single Broker Indicative Quote	$100.00 ($100.00)
Asset-Backed Securities
Student Loans	3,096,403	Market Approach	Single Broker Indicative Quote	$99.88 ($99.88)
Bank Loans	773,610	Market Approach	Single Broker Indicative Quote	$94.50-$99.50 ($96.84)
Residential Mortgage-Backed Securities	2,214,563	Market Approach	Single Broker Indicative Quote	$100.00-$117.03 ($112.05)

	$9,684,576

It is the Portfolio’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period. At the reporting period end, securities transferred levels as follows:

Investments in Securities	Amount Transferred	Level Transfer	Logic
Bank Loans	$653,245	L3 to L2	Single Broker Indicative Quote to Multiple Broker Quotes
Bank Loans	$389,937	L2 to L3	Multiple Broker Quotes to Single Broker Indicative Quote

A714

AST GOVERNMENT MONEY MARKET PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

				Principal Amount (000)#	Value
REPURCHASE AGREEMENT(m) —3.1%
TD Securities (USA), 1.060%, dated 09/29/17, due 10/02/17 in the amount of $27,301,411				27,299	$27,299,000

	Interest Rate		Maturity Date
U.S. GOVERNMENT AGENCY OBLIGATIONS — 89.2%
Federal Farm Credit Bank, 1 Month LIBOR + (0.030)%	1.207%	(c)	10/25/17	16,000	16,000,000
Federal Farm Credit Bank, 1 Month LIBOR + (0.020)%	1.216%	(c)	04/20/18	10,000	9,999,710
Federal Farm Credit Bank, 1 Month LIBOR + 0.010%	1.247%	(c)	11/27/17	3,000	3,000,873
Federal Home Loan Bank, 3 Month LIBOR + (0.330)%	0.987%	(c)	03/07/18	10,000	9,994,456
Federal Home Loan Bank(n)	1.011%		10/11/17	20,000	19,994,950
Federal Home Loan Bank(n)	1.021%		10/25/17	8,000	7,994,792
Federal Home Loan Bank(n)	1.021%		10/11/17	15,000	14,996,175
Federal Home Loan Bank(n)	1.021%		10/20/17	15,000	14,992,350
Federal Home Loan Bank(n)	1.022%		10/25/17	7,000	6,995,438
Federal Home Loan Bank(n)	1.026%		10/20/17	18,000	17,990,775
Federal Home Loan Bank(n)	1.027%		10/13/17	5,000	4,998,434
Federal Home Loan Bank(n)	1.027%		10/13/17	26,000	25,991,857
Federal Home Loan Bank(n)	1.029%		10/13/17	13,000	12,995,921
Federal Home Loan Bank(n)	1.031%		10/11/17	7,000	6,998,199
Federal Home Loan Bank(n)	1.032%		11/07/17	6,000	5,993,820
Federal Home Loan Bank(n)	1.032%		11/03/17	10,000	9,990,844
Federal Home Loan Bank(n)	1.032%		11/08/17	11,000	10,988,355
Federal Home Loan Bank(n)	1.036%		10/27/17	5,700	5,695,903
Federal Home Loan Bank(n)	1.036%		11/10/17	22,000	21,975,333
Federal Home Loan Bank(n)	1.037%		11/10/17	13,700	13,684,639
Federal Home Loan Bank(n)	1.037%		11/22/17	4,600	4,593,255
Federal Home Loan Bank(n)	1.039%		11/10/17	20,000	19,977,532
Federal Home Loan Bank(n)	1.040%		11/22/17	5,000	4,992,655
Federal Home Loan Bank(n)	1.041%		11/15/17	5,000	4,993,651
Federal Home Loan Bank(n)	1.044%		12/01/17	3,000	2,994,795
Federal Home Loan Bank(n)	1.048%		11/10/17	19,000	18,978,490
Federal Home Loan Bank(n)	1.048%		12/22/17	8,000	7,981,190
Federal Home Loan Bank(n)	1.049%		11/17/17	13,000	12,982,625
Federal Home Loan Bank(n)	1.050%		12/06/17	9,000	8,982,986
Federal Home Loan Bank(n)	1.052%		12/15/17	7,000	6,984,906
Federal Home Loan Bank(n)	1.052%		12/20/17	5,100	5,088,260
Federal Home Loan Bank(n)	1.053%		10/11/17	18,000	17,995,275
Federal Home Loan Bank(n)	1.053%		11/15/17	25,000	24,967,917
Federal Home Loan Bank(n)	1.053%		12/08/17	9,000	8,982,413
Federal Home Loan Bank(n)	1.053%		12/15/17	15,000	14,967,625
Federal Home Loan Bank, 1 Month LIBOR + (0.180)%	1.057%	(c)	11/08/17	15,000	14,999,999
Federal Home Loan Bank(n)	1.058%		10/04/17	9,300	9,299,455
Federal Home Loan Bank(n)	1.058%		10/04/17	3,000	2,999,824
Federal Home Loan Bank(n)	1.061%		10/18/17	13,000	12,993,887
Federal Home Loan Bank, 1 Month LIBOR + (0.170)%	1.062%	(c)	01/02/18	18,000	18,000,000
Federal Home Loan Bank, 1 Month LIBOR + (0.180)%	1.062%	(c)	01/25/18	18,000	17,999,999
Federal Home Loan Bank, 1 Month LIBOR + (0.170)%	1.067%	(c)	02/01/18	14,000	13,999,999
Federal Home Loan Bank(n)	1.069%		01/03/18	10,000	9,972,488
Federal Home Loan Bank(n)	1.072%		11/03/17	20,000	19,980,996

A715

AST GOVERNMENT MONEY MARKET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
Federal Home Loan Bank(n)	1.074%		12/18/17	9,000	$8,979,403
Federal Home Loan Bank, 1 Month LIBOR + (0.160)%	1.077%	(c)	01/08/18	15,000	15,000,000
Federal Home Loan Bank(n)	1.078%		10/27/17	5,000	4,996,267
Federal Home Loan Bank, 1 Month LIBOR + (0.160)%	1.082%	(c)	01/25/18	11,000	11,000,000
Federal Home Loan Bank, 3 Month LIBOR + (0.220)%	1.113%	(c)	03/29/18	7,000	7,000,000
Federal Home Loan Bank, 1 Month LIBOR + (0.100)%	1.137%	(c)	12/21/18	19,000	19,000,000
Federal Home Loan Bank, 1 Month LIBOR + (0.080)%	1.152%	(c)	02/04/19	11,000	11,000,000
Federal Home Loan Bank, 3 Month LIBOR + (0.150)%	1.165%	(c)	02/15/18	5,000	5,000,000
Federal Home Loan Bank, 3 Month LIBOR + (0.140)%	1.172%	(c)	02/08/18	9,000	9,000,000
Federal Home Loan Bank, 3 Month LIBOR + (0.070)%	1.244%	(c)	10/25/17	5,000	5,000,000
Federal Home Loan Bank, 1 Month LIBOR + 0.015% + 0.020%	1.247%	(c)	12/08/17	6,000	5,999,944
Federal Home Loan Bank, 3 Month LIBOR + (0.070)%	1.252%	(c)	12/07/17	5,500	5,500,000
Federal Home Loan Bank, 3 Month LIBOR + (0.040)%	1.283%	(c)	12/22/17	5,500	5,500,000
Federal Home Loan Mortgage Corp., 3 Month LIBOR + (0.380)%	0.924%	(c)	10/12/17	12,000	12,000,000
Federal Home Loan Mortgage Corp.(n)	1.002%		10/12/17	10,000	9,997,222
Federal Home Loan Mortgage Corp.(n)	1.012%		10/26/17	2,000	1,998,653
Federal Home Loan Mortgage Corp.(n)	1.043%		12/18/17	1,000	997,776
Federal Home Loan Mortgage Corp., 1 Month LIBOR + (0.190)%	1.044%	(c)	11/16/17	18,000	18,000,000
Federal Home Loan Mortgage Corp., 1 Month LIBOR + (0.170)%	1.069%	(c)	05/18/18	15,000	15,000,000
Federal Home Loan Mortgage Corp., 1 Month LIBOR + (0.160)%	1.077%	(c)	07/19/18	18,000	18,000,000
Federal Home Loan Mortgage Corp., 3 Month LIBOR + (0.030)%	1.274%	(c)	01/08/18	8,000	8,000,000
Federal National Mortgage Assoc.(n)	0.901%		10/02/17	5,000	5,000,000
Federal National Mortgage Assoc.(n)	1.002%		11/01/17	13,000	12,989,167
Federal National Mortgage Assoc.(n)	1.002%		11/08/17	7,000	6,992,806
Federal National Mortgage Assoc.(n)	1.006%		11/01/17	11,000	10,990,788
Federal National Mortgage Assoc.(n)	1.063%		10/23/17	21,000	20,987,015
Federal National Mortgage Assoc., 3 Month LIBOR + (0.030)%	1.275%	(c)	01/11/18	10,000	10,000,000

					790,912,087

U.S. TREASURY OBLIGATIONS — 8.2%
U.S. Treasury Bills(n)	1.023%		10/05/17	3,000	2,999,691
U.S. Treasury Bills(n)	1.054%		01/02/18	20,000	19,946,334
U.S. Treasury Bills(n)	1.105%		01/02/18	10,000	9,971,863
U.S. Treasury Bills(n)	1.301%		10/05/17	5,000	4,999,458
U.S. Treasury Notes	1.000%		12/31/17	10,000	9,997,695
U.S. Treasury Notes	1.875%		10/02/17	25,000	25,000,000

					72,915,041

A716

AST GOVERNMENT MONEY MARKET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Value

TOTAL INVESTMENTS — 100.5% (amortized cost $891,126,128)	$891,126,128
Liabilities in excess of other assets — (0.5)%	(4,639,562)

NET ASSETS — 100.0%	$886,486,566

#	Principal amount is shown in U.S. dollars unless otherwise stated.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at September 30, 2017.
(m)	Repurchase agreement is collateralized by a U.S. Treasury Security (coupon rate 2.125%, maturity date 02/29/24), with the aggregate value, including accrued interest, of $27,845,039.
(n)	Rate quoted represents yield to maturity as of purchase date.

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2017 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Repurchase Agreement	$—	$27,299,000	$—
U.S. Government Agency Obligations	—	790,912,087	—
U.S. Treasury Obligations	—	72,915,041	—

Total	$—	$891,126,128	$—

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

A717

AST HIGH YIELD PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value
LONG-TERM INVESTMENTS — 95.9%

ASSET-BACKED SECURITIES — 3.9%

Collateralized Loan Obligations(c) — 3.9%
Adams Mill CLO Ltd. (Cayman Islands), Series 2014-1A, Class A1R, 3 Month LIBOR + 1.100%, 144A	2.404%	07/15/26	3,500	$3,511,047
ALM Ltd. (Cayman Islands), Series 2015-12A, Class A1R, 3 Month LIBOR + 1.050%, 144A	2.354%	04/16/27	3,000	3,012,944
ALM Ltd./ALM LLC (Cayman Islands), Series 2015-16A, Class A1R, 3 Month LIBOR + 1.050%, 144A	2.354%	07/15/27	3,000	2,998,990
Atlas Senior Loan Fund Ltd. (Cayman Islands), Series 2013-2A, Class A1LR, 3 Month LIBOR + 0.980%, 144A	2.295%	02/17/26	4,000	4,000,895
Avery Point CLO Ltd. (Cayman Islands), Series 2014-5A, Class AR, 3 Month LIBOR + 0.980%, 144A	2.284%	07/17/26	5,750	5,777,598
Flatiron CLO Ltd. (Cayman Islands), Series 2015-1A, Class AR, 3 Month LIBOR + 0.890%, 144A	2.165%	04/15/27	5,000	5,001,825
Ocean Trails CLO (Cayman Islands), Series 2013-4A, Class AR, 3 Month LIBOR + 0.900%, 144A	2.192%	08/13/25	5,500	5,498,745
Regatta Funding Ltd. (Cayman Islands), Series 2014-1A, Class A1R, 3 Month LIBOR + 1.020%, 144A	2.334%	07/25/26	5,750	5,751,413
Silver Spring CLO Ltd. (Cayman Islands), Series 2014-1A, Class AR, 3 Month LIBOR + 1.250%, 144A	2.554%	10/15/26	3,500	3,512,852
Silvermore CLO Ltd. (Cayman Islands), Series 2014-1A, Class A1R, 3 Month LIBOR + 1.170%, 144A	2.485%	05/15/26	5,699	5,703,426
THL Credit Wind River CLO Ltd. (Cayman Islands), Series 2015-1A, Class AR, 3 Month LIBOR + 1.050%, 144A	2.357%	07/20/27	5,000	5,001,644

TOTAL ASSET-BACKED SECURITIES (cost $49,697,818)				49,771,379

BANK LOANS(c) —3.2%

Aerospace & Defense — 0.0%
MacDonald, Dettwiler & Associates. Ltd., Term B Loan, 3 Month LIBOR + 2.500%	3.750%	07/05/24	165	165,000

Biotechnology — 0.1%
Concordia Healthcare Corp., Dollar Term Loan, 1 Month LIBOR + 4.250%	5.485%	10/21/21	807	618,506

Commercial Services — 0.2%
Ancestry.Com Operations, Inc., Second Lien Term Loan, 1 Month LIBOR + 8.250%	9.490%	10/21/24	1,080	1,098,000
Syniverse Holdings, Inc., Term Loan, 3 Month LIBOR + 3.000%	4.311%	04/23/19	146	140,547
Syniverse Holdings, Inc., Tranche B Term Loan, 3 Month LIBOR + 3.000%	4.333%	04/23/19	607	585,038

				1,823,585

A718

AST HIGH YIELD PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

BANK LOANS(c) (Continued)

Cosmetics/Personal Care — 0.0%
Revlon Consumer Products Corp., Initial Term B Loan, 1 Month LIBOR + 3.500%	4.735%	09/07/23	92	$82,371
Revlon Consumer Products Corp., Initial Term B Loan, 1 Month LIBOR + 3.500%	4.735%	09/07/23	313	279,958
Revlon Consumer Products Corp., Initial Term B Loan, 1 Month LIBOR + 3.500%	4.739%	09/07/23	5	4,633

				366,962

Diversified Financial Services — 0.0%
Gulf Finance LLC, Tranche B Term Loan, 3 Month LIBOR + 5.250%	6.590%	08/25/23	305	286,243

Electronics — 0.0%
SIG Combibloc US Acquisition, Inc., Initial Dollar Term Loan, 1 Month LIBOR + 3.000%	4.235%	03/11/22	48	48,353
SIG Combibloc US Acquisition, Inc., Initial Dollar Term Loan, 1 Month LIBOR + 3.000%	4.235%	03/11/22	429	429,331

				477,684

Entertainment — 0.1%
CCM Merger, Inc., Term Loan, 1 Month LIBOR + 2.750%	3.985%	08/09/21	542	544,973

Foods — 0.1%
Moran Foods LLC, Initial Term Loan, 1 Month LIBOR + 6.000%	7.235%	12/05/23	1,141	1,037,225
Supervalu, Inc., Delayed Draw Term Loan, 1 Month LIBOR + 3.500%	4.735%	06/08/24	37	35,703
Supervalu, Inc., Initial Term Loan, 1 Month LIBOR + 3.500%	4.735%	06/08/24	62	59,506

				1,132,434

Internet Software & Services — 0.8%
Genesys Telecom Holdings U.S., Inc., First Lien Term B-2 Loan, 3 Month LIBOR + 3.750%	5.080%	12/01/23	153	153,214
Greeneden US Holdings II LLC, First Lien Term B-2 Loan, 3 Month LIBOR + 3.750%	5.083%	12/01/23	65	65,116
McAfee LLC, Term Loan, 3 Month LIBOR + 4.500%	5.833%	09/30/24	5,250	5,273,625
McAfee LLC, Term Loan, 3 Month LIBOR + 8.500%	9.833%	09/30/25	5,150	5,143,563

				10,635,518

Machinery-Construction & Mining — 0.0%
Vertiv Group Corp., Term B Loan, 1 Month LIBOR + 4.000%	5.239%	11/30/23	486	488,552

Media — 0.2%
Clear Channel Communications, Tranche D Term Loan, 3 Month LIBOR + 6.750%	8.083%	01/30/19	1,563	1,200,309
Clear Channel Communications, Tranche E Term Loan, 3 Month LIBOR + 7.500%	8.833%	07/30/19	797	609,892
Vertis, Inc., Term Loan, 6 Month PRIME + 10.750%^(d)	15.000%	03/21/18	1,758	—

				1,810,201

A719

AST HIGH YIELD PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

BANK LOANS(c) (Continued)

Miscellaneous Manufacturing — 0.0%
Viskase Companies, Inc., Initial Term Loan, 3 Month LIBOR + 3.250%	4.583%	01/31/21	305	$291,419
Viskase Companies, Inc., Initial Term Loan, 3 Month LIBOR + 3.250%	4.583%	02/01/21	259	247,515

				538,934

Oil & Gas — 0.6%
Alon USA Partners LP, MLP Term Loan, 1 Month LIBOR + 8.000%	9.250%	11/26/18	196	196,575
California Resources Corp., Term Loan (08/16), 1 Month LIBOR + 10.375%	11.609%	12/31/21	2,199	2,343,461
Chesapeake Energy Corp., Class A Loan, 3 Month LIBOR + 7.500%	8.814%	08/23/21	2,726	2,928,162
MEG Energy Corp., Initial Term Loan, 3 Month LIBOR + 3.500%	4.833%	12/31/23	679	674,869
MEG Energy Corp., Initial Term Loan, 3 Month LIBOR + 3.500%	4.833%	12/31/23	1,004	998,222
Ultra Resources, Inc., Senior Secured Term Loan, 3 Month LIBOR + 3.000%	4.309%	04/12/24	212	211,661
Ultra Resources, Inc., Senior Secured Term Loan, 3 Month LIBOR + 3.000%	4.310%	04/12/24	71	70,554

				7,423,504

Real Estate — 0.1%
Lightstone Holding Co. LLC, Refinancing Term B Loan, 1 Month LIBOR + 4.500%	5.735%	01/30/24	1,164	1,159,105
Lightstone Holding Co. LLC, Refinancing Term C Loan, 1 Month LIBOR + 4.500%	5.735%	01/30/24	73	72,224

				1,231,329

Retail — 0.1%
Academy Ltd., Initial Term Loan, 3 Month LIBOR + 4.000%	5.318%	07/01/22	932	626,593
Landry’s, Inc., First Lien Term Loan, 3 Month LIBOR + 2.750%	3.990%	10/04/23	6	5,750
Landry’s, Inc., First Lien Term Loan, 3 Month LIBOR + 2.750%	3.990%	10/04/23	107	107,481
Landry’s, Inc., First Lien Term Loan, 3 Month LIBOR + 2.750%	3.990%	10/04/23	162	162,081
PetSmart, Inc., Tranche B-2 Loan, 1 Month LIBOR + 3.000%	4.240%	03/11/22	249	210,619

				1,112,524

Semiconductors & Semiconductor Equipment — 0.0%
Microsemi Corp., Term B Loan, 3 Month LIBOR + 2.250%	3.553%	01/16/23	319	319,543
ON Semiconductor Corp., 2017 New Replacement Term Loan, 1 Month LIBOR + 2.250%	3.485%	03/31/23	213	213,191

				532,734

Software — 0.1%
Almonde, Inc., Dollar Term Loan (Second Lien), 3 Month LIBOR + 7.250%	8.567%	06/13/25	575	585,268
First Data Corp., 2022D New Dollar Term Loan, 1 Month LIBOR + 2.250%	3.487%	07/08/22	663	663,823

A720

AST HIGH YIELD PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

BANK LOANS(c) (Continued)

Software (cont’d.)
Quest Software US Holdings, Inc., First Lien Initial Term Loan, 1 Month LIBOR + 6.000%	7.235%	10/31/22	14	$14,180
Quest Software US Holdings, Inc., First Lien Initial Term Loan, 1 Month LIBOR + 6.000%	7.235%	10/31/22	36	36,152
Quest Software US Holdings, Inc., First Lien Initial Term Loan, 1 Month LIBOR + 6.000%	7.235%	10/31/22	58	58,575
Quest Software US Holdings, Inc., First Lien Initial Term Loan, 1 Month LIBOR + 6.000%	7.235%	10/31/22	103	103,878
Quest Software US Holdings, Inc., First Lien Initial Term Loan, 1 Month LIBOR + 6.000%	7.235%	10/31/22	127	128,510
SolarWinds Holdings, Inc., 2017 Refinancing Term Loan, 1 Month LIBOR + 3.500%	4.735%	02/03/23	99	99,042

				1,689,428

Technology — 0.4%
Evergreen Skills Lux Sarl, Second Lien Initial Term Loan, 1 Month LIBOR + 8.250%	9.485%	04/28/22	3,725	3,035,588
Kronos, Inc., Second Lien Initial Term Loan, 3 Month LIBOR + 8.250%	9.561%	11/01/24	1,325	1,363,756

				4,399,344

Telecommunications — 0.4%
Avaya, Inc., Term B-3 Loan, 3 Month LIBOR + 4.500%	5.390%	10/26/17	330	277,200
Avaya, Inc., Term B-7 Loan, 3 Month LIBOR + 5.250%	6.564%	05/29/20	931	781,624
Avaya, Inc., Term B-6 Loan, 3 Month LIBOR + 7.500%^	8.733%	03/31/18	365	306,600
Avaya, Inc., DIP Term Loan, 1 Month LIBOR + 7.500%^	8.735%	01/23/18	162	162,935
Avaya, Inc., DIP Term Loan, 3 Month LIBOR + 7.500%^	8.737%	01/24/18	114	115,013
Cincinnati Bell, Inc., Tranche B Term Loan, 1 Month LIBOR + 3.000%	4.237%	08/17/24	409	410,363
Cincinnati Bell, Inc., Tranche B Term Loan, 1 Month LIBOR + 3.000%	4.237%	09/10/20	210	210,399
Consolidated Communications, Inc., 2016 Initial Term Loan, 1 Month LIBOR + 3.000%	4.240%	10/05/23	304	295,504
Frontier Communications Corp., Term B-1 Loan, 1 Month LIBOR + 3.750%	4.990%	06/17/24	2,294	2,177,080
Securus Technologies Holdings, Inc., First Lien Term Loan, 3 Month LIBOR + 3.500%	5.500%	06/15/24	617	620,085
Securus Technologies Holdings, Inc., Second Lien Term Loan, 3 Month LIBOR + 8.000%	9.000%	06/15/25	132	132,825

				5,489,628

TOTAL BANK LOANS (cost $43,837,942)				40,767,083

CONVERTIBLE BONDS — 0.1%

Media — 0.1%
Liberty Interactive LLC, Sr. Unsec’d. Notes	3.750%	02/15/30	391	275,655

A721

AST HIGH YIELD PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

CONVERTIBLE BONDS (Continued)

Media (cont’d.)
Liberty Interactive LLC, Sr. Unsec’d. Notes	4.000%		11/15/29	549	$389,790

					665,445

TOTAL CONVERTIBLE BONDS (cost $599,763)					665,445

CORPORATE BONDS — 88.1%

Advertising — 0.3%
Acosta, Inc., Sr. Unsec’d. Notes, 144A(a)	7.750%		10/01/22	3,175	2,285,999
Lamar Media Corp., Gtd. Notes	5.375%		01/15/24	67	70,518
Lamar Media Corp., Gtd. Notes	5.750%		02/01/26	383	415,555
Mood Media Borrower LLC/Mood Media Co.-Issuer, Inc., Sec’d. Notes, Cash coupon 6.766% (6 Month LIBOR x Factor + 14.000%) or PIK 8.000%	6.766	%(c)	07/01/24	75	74,625
Outfront Media Capital LLC/Outfront Media Capital Corp., Gtd. Notes	5.625%		02/15/24	725	755,813

					3,602,510

Aerospace & Defense — 0.7%
Arconic, Inc., Sr. Unsec’d. Notes	5.125%		10/01/24	1,380	1,468,456
Arconic, Inc., Sr. Unsec’d. Notes(a)	5.400%		04/15/21	962	1,032,034
Arconic, Inc., Sr. Unsec’d. Notes(a)	6.750%		01/15/28	683	792,279
Orbital ATK, Inc., Gtd. Notes	5.250%		10/01/21	425	439,875
StandardAero Aviation Holdings, Inc., Gtd. Notes, 144A	10.000%		07/15/23	1,025	1,135,188
TransDigm, Inc., Gtd. Notes(a)	6.000%		07/15/22	703	729,363
TransDigm, Inc., Gtd. Notes(a)	6.375%		06/15/26	826	846,138
TransDigm, Inc., Gtd. Notes	6.500%		07/15/24	1,675	1,729,438
TransDigm, Inc., Gtd. Notes	6.500%		05/15/25	367	378,010
Triumph Group, Inc., Gtd. Notes(a)	4.875%		04/01/21	572	563,706

					9,114,487

Agriculture — 0.1%
Vector Group Ltd., Sr. Sec’d. Notes, 144A	6.125%		02/01/25	1,375	1,423,125

Airlines — 0.3%
UAL 2007-1 Pass-Through Trust, Pass-Through Certificates	6.636%		01/02/24	384	418,517
United Continental Holdings, Inc., Gtd. Notes	4.250%		10/01/22	483	486,623
United Continental Holdings, Inc., Gtd. Notes(a)	5.000%		02/01/24	1,393	1,422,601
US Airways 2013-1 Class B Pass-Through Trust, Pass-Through Certificates	5.375%		05/15/23	1,297	1,379,855

					3,707,596

Auto Manufacturers — 0.4%
Fiat Chrysler Automobiles NV (United Kingdom), Sr. Unsec’d. Notes(a)	5.250%		04/15/23	1,625	1,732,656
Mclaren Finance PLC (United Kingdom), Sr. Sec’d. Notes, 144A	5.750%		08/01/22	525	540,750
Navistar International Corp., Gtd. Notes	8.250%		11/01/21	1,358	1,363,093
Tesla, Inc., Gtd. Notes, 144A(a)	5.300%		08/15/25	1,465	1,428,375
Wabash National Corp., Gtd. Notes, 144A	5.500%		10/01/25	224	228,200

					5,293,074

A722

AST HIGH YIELD PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Auto Parts & Equipment — 1.4%
Adient Global Holdings Ltd., Gtd. Notes, 144A	4.875%	08/15/26	1,325	$1,354,813
Allison Transmission, Inc., Gtd. Notes, 144A	4.750%	10/01/27	909	915,818
Allison Transmission, Inc., Sr. Unsec’d. Notes, 144A	5.000%	10/01/24	1,425	1,478,936
American Axle & Manufacturing, Inc., Gtd. Notes	6.625%	10/15/22	51	52,658
American Axle & Manufacturing, Inc., Gtd. Notes, 144A(a)	6.250%	04/01/25	1,847	1,883,938
American Axle & Manufacturing, Inc., Gtd. Notes, 144A(a)	6.500%	04/01/27	1,201	1,211,509
Cooper-Standard Automotive, Inc., Gtd. Notes, 144A	5.625%	11/15/26	1,200	1,227,000
Dana Financing Luxembourg Sarl, Gtd. Notes, 144A	5.750%	04/15/25	534	563,036
Goodyear Tire & Rubber Co. (The), Gtd. Notes	4.875%	03/15/27	1,269	1,306,410
Goodyear Tire & Rubber Co. (The), Gtd. Notes	5.000%	05/31/26	635	661,988
Goodyear Tire & Rubber Co. (The), Gtd. Notes	5.125%	11/15/23	615	643,444
IHO Verwaltungs GmbH (Germany), Sr. Sec’d. Notes, Cash coupon 4.500% or PIK 5.250%, 144A	4.500%	09/15/23	1,150	1,170,125
IHO Verwaltungs GmbH (Germany), Sr. Sec’d. Notes, Cash coupon 4.750% or PIK 5.500%, 144A	4.750%	09/15/26	750	764,063
Meritor, Inc., Gtd. Notes	6.250%	02/15/24	532	565,915
Meritor, Inc., Gtd. Notes	6.750%	06/15/21	512	529,920
Schaeffler Finance BV (Germany), Sr. Sec’d. Notes, 144A	4.750%	05/15/23	575	592,969
TI Group Automotive Systems LLC (United Kingdom), Gtd. Notes, 144A	8.750%	07/15/23	1,000	1,060,000
Titan International, Inc., Sr. Sec’d. Notes	6.875%	10/01/20	87	89,654
ZF North America Capital, Inc. (Germany), Gtd. Notes, 144A	4.750%	04/29/25	1,593	1,680,615

				17,752,811

Banks — 1.0%
Bank of America Corp., Jr. Sub. Notes	6.100%	12/29/49	853	940,433
Bank of America Corp., Jr. Sub. Notes(a)	8.125%	12/29/49	300	309,375
Barclays Bank PLC (United Kingdom), Sub. Notes	7.625%	11/21/22	410	470,988
Barclays PLC (United Kingdom), Jr. Sub. Notes	8.250%	12/29/49	445	470,031
CIT Group, Inc., Sr. Unsec’d. Notes	5.000%	08/15/22	3,155	3,414,340
Citigroup, Inc., Jr. Sub. Notes	5.950%	01/30/49	300	322,875
Citigroup, Inc., Jr. Sub. Notes	6.125%	12/29/49	595	636,649
Royal Bank of Scotland Group PLC (United Kingdom), Jr. Sub. Notes	7.500%	12/29/49	680	712,130
Royal Bank of Scotland Group PLC (United Kingdom), Jr. Sub. Notes	8.625%	12/29/49	225	249,469
Royal Bank of Scotland Group PLC (United Kingdom), Sub. Notes	6.000%	12/19/23	250	276,480
Royal Bank of Scotland Group PLC (United Kingdom), Sub. Notes	6.100%	06/10/23	2,845	3,151,692
Royal Bank of Scotland Group PLC (United Kingdom), Sub. Notes	6.125%	12/15/22	990	1,089,045
Societe Generale SA (France), Jr. Sub. Notes, 144A	7.375%	12/29/49	860	930,950

				12,974,457

A723

AST HIGH YIELD PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Beverages — 0.2%
Cott Holdings, Inc. (Canada), Gtd. Notes, 144A	5.500%	04/01/25	2,177	$2,269,523

Biotechnology — 0.0%
Concordia International Corp. (Canada), Sr. Sec’d. Notes, 144A(a)	9.000%	04/01/22	214	166,919
Concordia International Corp. (Canada), Sr. Unsec’d. Notes, 144A	7.000%	04/15/23	1,535	249,438

				416,357

Building Materials — 1.7%
Airxcel, Inc., Sr. Sec’d. Notes, 144A	8.500%	02/15/22	258	273,506
Builders FirstSource, Inc., Gtd. Notes, 144A(a)	10.750%	08/15/23	1,275	1,456,688
Builders FirstSource, Inc., Sr. Sec’d. Notes, 144A	5.625%	09/01/24	800	845,999
CEMEX Finance LLC (Mexico), Sr. Sec’d. Notes, 144A	6.000%	04/01/24	830	881,883
Cemex SAB de CV (Mexico), Sr. Sec’d. Notes, 144A	5.700%	01/11/25	1,825	1,945,449
Cemex SAB de CV (Mexico), Sr. Sec’d. Notes, 144A	6.125%	05/05/25	887	954,634
Cemex SAB de CV (Mexico), Sr. Sec’d. Notes, 144A	7.750%	04/16/26	1,460	1,677,539
Griffon Corp., Gtd. Notes	5.250%	03/01/22	2,900	2,943,500
Hardwoods Acquisition, Inc., Sr. Sec’d. Notes, 144A	7.500%	08/01/21	1,120	1,036,000
James Hardie International Finance DAC (Ireland), Gtd. Notes, 144A	5.875%	02/15/23	1,400	1,470,000
NCI Building Systems, Inc., Gtd. Notes, 144A	8.250%	01/15/23	400	429,000
NWH Escrow Corp., Sr. Sec’d. Notes, 144A	7.500%	08/01/21	471	427,433
Standard Industries, Inc., Sr. Unsec’d. Notes, 144A	5.375%	11/15/24	525	557,969
Standard Industries, Inc., Sr. Unsec’d. Notes, 144A	6.000%	10/15/25	442	482,204
Summit Materials LLC/Summit Materials Finance Corp., Gtd. Notes	6.125%	07/15/23	3,180	3,354,900
Summit Materials LLC/Summit Materials Finance Corp., Gtd. Notes, 144A	5.125%	06/01/25	587	604,845
US Concrete, Inc., Gtd. Notes	6.375%	06/01/24	2,501	2,694,828

				22,036,377

Chemicals — 3.9%
A Schulman, Inc., Gtd. Notes	6.875%	06/01/23	3,325	3,449,688
Alpha 3 BV/Alpha US Bidco, Inc. (United Kingdom), Gtd. Notes, 144A	6.250%	02/01/25	675	686,813
Ashland LLC, Gtd. Notes	6.875%	05/15/43	1,000	1,109,999
Axalta Coating Systems LLC, Gtd. Notes, 144A	4.875%	08/15/24	301	313,793
Blue Cube Spinco, Inc., Gtd. Notes(a)	9.750%	10/15/23	1,245	1,512,675
Blue Cube Spinco, Inc., Gtd. Notes	10.000%	10/15/25	1,850	2,259,312
CF Industries, Inc., Gtd. Notes	5.150%	03/15/34	828	825,929
CF Industries, Inc., Gtd. Notes	5.375%	03/15/44	150	143,249
CF Industries, Inc., Sr. Sec’d. Notes, 144A	4.500%	12/01/26	270	282,503
Chemours Co. (The), Gtd. Notes	5.375%	05/15/27	873	905,738
Chemours Co. (The), Gtd. Notes	6.625%	05/15/23	1,825	1,941,344
Chemours Co. (The), Gtd. Notes	7.000%	05/15/25	1,375	1,522,813
CVR Partners LP/CVR Nitrogen Finance Corp., Sec’d. Notes, 144A(a)	9.250%	06/15/23	2,909	3,098,084
Eco Services Operations LLC/Eco Finance Corp., Sr. Unsec’d. Notes, 144A	8.500%	11/01/22	1,285	1,339,613

A724

AST HIGH YIELD PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Chemicals (cont’d.)
GCP Applied Technologies, Inc., Gtd. Notes, 144A	9.500%	02/01/23	1,157	$1,307,410
Hexion, Inc., Sec’d. Notes, 144A(a)	13.750%	02/01/22	1,880	1,541,600
Hexion, Inc., Sr. Sec’d. Notes	6.625%	04/15/20	1,517	1,357,715
Hexion, Inc., Sr. Sec’d. Notes, 144A(a)	10.375%	02/01/22	2,115	2,030,400
Hexion, Inc./Hexion Nova Scotia Finance ULC, Sec’d. Notes	9.000%	11/15/20	3,025	1,996,500
Huntsman International LLC, Gtd. Notes	5.125%	11/15/22	234	251,550
Kraton Polymers LLC/Kraton Polymers Capital Corp., Gtd. Notes, 144A	7.000%	04/15/25	400	429,000
NOVA Chemicals Corp. (Canada), Sr. Unsec’d. Notes, 144A	4.875%	06/01/24	717	725,963
NOVA Chemicals Corp. (Canada), Sr. Unsec’d. Notes, 144A	5.000%	05/01/25	1,735	1,761,025
NOVA Chemicals Corp. (Canada), Sr. Unsec’d. Notes, 144A	5.250%	06/01/27	3,131	3,162,310
Olin Corp., Sr. Unsec’d. Notes(a)	5.125%	09/15/27	539	563,255
Platform Specialty Products Corp., Sr. Unsec’d. Notes, 144A	10.375%	05/01/21	725	790,250
PolyOne Corp., Sr. Unsec’d. Notes	5.250%	03/15/23	896	949,760
PQ Corp., Sr. Sec’d. Notes, 144A	6.750%	11/15/22	775	838,938
Rain CII Carbon LLC/CII Carbon Corp., Sec’d. Notes, 144A	7.250%	04/01/25	3,485	3,676,675
TPC Group, Inc., Sr. Sec’d. Notes, 144A	8.750%	12/15/20	4,690	4,549,300
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc., Gtd. Notes, 144A	5.375%	09/01/25	284	292,165
Tronox Finance LLC, Gtd. Notes, 144A(a)	7.500%	03/15/22	995	1,048,481
Tronox Finance PLC, Gtd. Notes, 144A	5.750%	10/01/25	825	845,625
Valvoline, Inc., Gtd. Notes, 144A	4.375%	08/15/25	380	387,125
Venator Finance Sarl/Venator Materials LLC, Gtd. Notes, 144A	5.750%	07/15/25	1,055	1,097,200
Versum Materials, Inc., Gtd. Notes, 144A	5.500%	09/30/24	605	641,300

				49,635,100

Coal — 0.7%
Alliance Resource Operating Partners LP/Alliance Resource Finance Corp., Gtd. Notes, 144A	7.500%	05/01/25	825	855,938
CONSOL Energy, Inc., Gtd. Notes	5.875%	04/15/22	5,490	5,544,899
CONSOL Energy, Inc., Gtd. Notes	8.000%	04/01/23	525	557,844
Peabody Energy Corp., Sr. Sec’d. Notes, 144A	6.000%	03/31/22	134	138,355
Peabody Energy Corp., Sr. Sec’d. Notes, 144A(a)	6.375%	03/31/25	1,488	1,528,920

				8,625,956

Commercial Services — 2.9%
ACE Cash Express, Inc., Sr. Sec’d. Notes, 144A	11.000%	02/01/19	1,277	1,273,808
ADT Corp. (The), Sr. Sec’d. Notes	3.500%	07/15/22	77	76,999
ADT Corp. (The), Sr. Sec’d. Notes	4.125%	06/15/23	2,094	2,130,645
Ahern Rentals, Inc., Sec’d. Notes, 144A	7.375%	05/15/23	2,972	2,719,378
AMN Healthcare, Inc., Gtd. Notes, 144A	5.125%	10/01/24	459	475,639
Ashtead Capital, Inc. (United Kingdom), Sec’d. Notes, 144A	4.125%	08/15/25	800	823,998
Ashtead Capital, Inc. (United Kingdom), Sec’d. Notes, 144A	4.375%	08/15/27	800	823,998
Ashtead Capital, Inc. (United Kingdom), Sec’d. Notes, 144A	5.625%	10/01/24	524	563,299
Booz Allen Hamilton, Inc., Gtd. Notes, 144A	5.125%	05/01/25	327	330,269

A725

AST HIGH YIELD PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Commercial Services (cont’d.)
Gartner, Inc., Gtd. Notes, 144A	5.125%	04/01/25	436	$459,980
GW Honos Security Corp. (Canada), Sr. Unsec’d. Notes, 144A	8.750%	05/15/25	3,365	3,587,931
IHS Markit Ltd., Gtd. Notes, 144A	4.750%	02/15/25	300	321,000
IHS Markit Ltd., Gtd. Notes, 144A	5.000%	11/01/22	295	317,863
Jaguar Holding Co. II/Pharmaceutical Product Development LLC, Gtd. Notes, 144A	6.375%	08/01/23	425	444,656
Laureate Education, Inc., Gtd. Notes, 144A	8.250%	05/01/25	6,175	6,653,563
Live Nation Entertainment, Inc., Gtd. Notes, 144A	4.875%	11/01/24	1,060	1,097,100
Nielsen Finance LLC/Nielsen Finance Co., Gtd. Notes, 144A	5.000%	04/15/22	1,544	1,599,970
Prime Security Services Borrower LLC/Prime Finance, Inc., Sec’d. Notes, 144A	9.250%	05/15/23	2,120	2,339,547
RR Donnelley & Sons Co., Sr. Unsec’d. Notes(a)	6.500%	11/15/23	406	393,820
Syniverse Foreign Holdings Corp., Gtd. Notes, 144A(a)	9.125%	01/15/22	447	454,823
Syniverse Holdings, Inc., Gtd. Notes	9.125%	01/15/19	78	77,415
Team Health Holdings, Inc., Gtd. Notes, 144A(a)	6.375%	02/01/25	954	903,915
United Rentals North America, Inc., Gtd. Notes	4.625%	10/15/25	332	336,150
United Rentals North America, Inc., Gtd. Notes	4.875%	01/15/28	2,019	2,029,095
United Rentals North America, Inc., Gtd. Notes	4.875%	01/15/28	725	728,625
United Rentals North America, Inc., Gtd. Notes	5.500%	07/15/25	375	401,719
United Rentals North America, Inc., Gtd. Notes	5.500%	05/15/27	1,835	1,956,569
United Rentals North America, Inc., Gtd. Notes(a)	5.750%	11/15/24	760	806,551
United Rentals North America, Inc., Gtd. Notes	5.875%	09/15/26	2,660	2,889,425

				37,017,750

Computers — 1.4%
Dell International LLC/EMC Corp., Gtd. Notes, 144A	5.875%	06/15/21	1,116	1,166,689
Dell International LLC/EMC Corp., Gtd. Notes, 144A	7.125%	06/15/24	2,050	2,264,892
Dell International LLC/EMC Corp., Sr. Sec’d. Notes, 144A	3.480%	06/01/19	5	5,099
Dell International LLC/EMC Corp., Sr. Sec’d. Notes, 144A	4.420%	06/15/21	348	365,370
Dell International LLC/EMC Corp., Sr. Sec’d. Notes, 144A	5.450%	06/15/23	1,005	1,099,872
Diebold Nixdorf, Inc., Gtd. Notes	8.500%	04/15/24	724	784,830
Exela Intermediate LLC/Exela Finance, Inc., Sr. Sec’d. Notes, 144A	10.000%	07/15/23	4,245	4,170,713
Harland Clarke Holdings Corp., Sr. Sec’d. Notes, 144A	6.875%	03/01/20	350	360,500
Harland Clarke Holdings Corp., Sr. Sec’d. Notes, 144A	8.375%	08/15/22	313	334,910
Western Digital Corp., Gtd. Notes	10.500%	04/01/24	5,403	6,348,525
Western Digital Corp., Sr. Sec’d. Notes, 144A	7.375%	04/01/23	179	196,095

				17,097,495

Cosmetics/Personal Care — 0.1%
Revlon Consumer Products Corp., Gtd. Notes(a)	5.750%	02/15/21	563	491,218
Revlon Consumer Products Corp., Gtd. Notes(a)	6.250%	08/01/24	558	431,055

				922,273

Distribution/Wholesale — 0.6%
Avantor, Inc., Sr. Sec’d. Notes, 144A	6.000%	10/01/24	425	435,625

A726

AST HIGH YIELD PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Distribution/Wholesale (cont’d.)
Beacon Roofing Supply, Inc., Gtd. Notes	6.375%		10/01/23	1,300	$1,384,499
Global Partners LP/GLP Finance Corp., Gtd. Notes	6.250%		07/15/22	1,365	1,382,063
Global Partners LP/GLP Finance Corp., Gtd. Notes	7.000%		06/15/23	2,490	2,502,450
H&E Equipment Services, Inc., Gtd. Notes, 144A	5.625%		09/01/25	1,081	1,140,455
HD Supply, Inc., Gtd. Notes, 144A	5.750%		04/15/24	446	477,220
Univar USA, Inc., Gtd. Notes, 144A(a)	6.750%		07/15/23	450	471,375

					7,793,687

Diversified Financial Services — 2.4%
Aircastle Ltd., Sr. Unsec’d. Notes	5.000%		04/01/23	315	337,049
Aircastle Ltd., Sr. Unsec’d. Notes	5.125%		03/15/21	232	247,079
Aircastle Ltd., Sr. Unsec’d. Notes(a)	7.625%		04/15/20	600	668,249
Alliance Data Systems Corp., Gtd. Notes, MTN, 144A	5.875%		11/01/21	240	249,599
Ally Financial, Inc., Gtd. Notes	8.000%		11/01/31	655	844,885
Ally Financial, Inc., Sr. Unsec’d. Notes	4.125%		03/30/20	2,155	2,219,649
Ally Financial, Inc., Sr. Unsec’d. Notes	4.250%		04/15/21	1,100	1,138,499
Ally Financial, Inc., Sr. Unsec’d. Notes	4.625%		05/19/22	249	260,828
Ally Financial, Inc., Sr. Unsec’d. Notes(a)	4.625%		03/30/25	2,567	2,692,141
Ally Financial, Inc., Sr. Unsec’d. Notes(a)	5.125%		09/30/24	700	758,099
CNG Holdings, Inc., Sr. Sec’d. Notes, 144A	9.375%		05/15/20	2,073	1,813,875
CSTN Merger Sub, Inc., Sr. Sec’d. Notes, 144A	6.750%		08/15/24	1,662	1,657,846
FBM Finance, Inc., Sr. Sec’d. Notes, 144A	8.250%		08/15/21	1,025	1,096,750
Fly Leasing Ltd. (Ireland), Sr. Unsec’d. Notes^	5.250%		10/15/24	200	200,000
ILFC E-Capital Trust I, Ltd. Gtd. Notes, 3 Month LIBOR + 1.550%, 144A	4.360	%(c)	12/21/65	101	95,950
ILFC E-Capital Trust II, Ltd. Gtd. Notes, 3 Month LIBOR + 1.800%, 144A	4.610	%(c)	12/21/65	2,936	2,796,540
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., Gtd. Notes, 144A	5.250%		10/01/25	218	215,957
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., Sr. Unsec’d. Notes, 144A	5.250%		03/15/22	454	463,080
LPL Holdings, Inc., Gtd. Notes, 144A	5.750%		09/15/25	2,755	2,856,109
Nationstar Mortgage LLC/Nationstar Capital Corp., Gtd. Notes	6.500%		07/01/21	632	644,640
Nationstar Mortgage LLC/Nationstar Capital Corp., Gtd. Notes	7.875%		10/01/20	750	766,875
Navient Corp., Sr. Unsec’d. Notes	6.625%		07/26/21	650	695,500
Navient Corp., Sr. Unsec’d. Notes	7.250%		09/25/23	1,225	1,330,656
Navient Corp., Sr. Unsec’d. Notes, MTN(a)	6.125%		03/25/24	450	463,950
Navient Corp., Sr. Unsec’d. Notes, MTN	8.000%		03/25/20	1,350	1,488,375
OneMain Financial Holdings LLC, Gtd. Notes, 144A	6.750%		12/15/19	200	207,500
Quicken Loans, Inc., Gtd. Notes, 144A	5.750%		05/01/25	1,480	1,554,000
Springleaf Finance Corp., Gtd. Notes	6.000%		06/01/20	1,200	1,266,000
Springleaf Finance Corp., Gtd. Notes	7.750%		10/01/21	91	102,803
Springleaf Finance Corp., Gtd. Notes	8.250%		12/15/20	432	488,160
VFH Parent LLC/Orchestra Co.-Issuer, Inc., Sec’d. Notes, 144A	6.750%		06/15/22	750	780,938

					30,401,581

Electric — 4.5%
AES Corp., Sr. Unsec’d. Notes	5.125%		09/01/27	438	448,949
AES Corp., Sr. Unsec’d. Notes	5.500%		03/15/24	175	182,219

A727

AST HIGH YIELD PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Electric (cont’d.)
AES Corp., Sr. Unsec’d. Notes	5.500%	04/15/25	625	$657,031
AES Corp., Sr. Unsec’d. Notes	6.000%	05/15/26	422	454,178
Calpine Corp., Sr. Sec’d. Notes, 144A	5.250%	06/01/26	800	795,999
Calpine Corp., Sr. Unsec’d. Notes(a)	5.375%	01/15/23	3,096	3,015,195
Calpine Corp., Sr. Unsec’d. Notes	5.500%	02/01/24	3,825	3,633,748
Calpine Corp., Sr. Unsec’d. Notes(a)	5.750%	01/15/25	1,225	1,156,094
DPL, Inc., Sr. Unsec’d. Notes	6.750%	10/01/19	975	1,018,875
DPL, Inc., Sr. Unsec’d. Notes	7.250%	10/15/21	3,350	3,651,500
Dynegy, Inc., Gtd. Notes(a)	5.875%	06/01/23	3,300	3,283,500
Dynegy, Inc., Gtd. Notes(a)	7.375%	11/01/22	7,150	7,444,938
Dynegy, Inc., Gtd. Notes(a)	7.625%	11/01/24	5,980	6,196,775
Dynegy, Inc., Gtd. Notes	8.034%	02/02/24	1,311	1,297,593
Dynegy, Inc., Gtd. Notes, 144A(a)	8.000%	01/15/25	620	641,700
Dynegy, Inc., Gtd. Notes, 144A	8.125%	01/30/26	634	653,020
GenOn Energy, Inc., Sr. Unsec’d. Notes(a)(d)(dd)	7.875%	06/15/17	4,715	3,512,675
GenOn Energy, Inc., Sr. Unsec’d. Notes(d)(dd)	9.500%	10/15/18	655	479,788
GenOn Energy, Inc., Sr. Unsec’d. Notes(d)(dd)	9.875%	10/15/20	6,347	4,617,443
Mirant Mid-Atlantic Series C Pass-Through Trust,
Pass-Through Certificates	10.060%	12/30/28	1,218	1,156,975
NextEra Energy Operating Partners LP, Gtd.
Notes, 144A	4.250%	09/15/24	404	412,585
NextEra Energy Operating Partners LP, Gtd.
Notes, 144A	4.500%	09/15/27	275	280,156
NRG Energy, Inc., Gtd. Notes	6.250%	07/15/22	13	13,650
NRG Energy, Inc., Gtd. Notes(a)	6.250%	05/01/24	1,846	1,919,840
NRG Energy, Inc., Gtd. Notes	6.625%	03/15/23	275	284,281
NRG Energy, Inc., Gtd. Notes	6.625%	01/15/27	1,978	2,071,955
NRG Energy, Inc., Gtd. Notes	7.250%	05/15/26	2,375	2,547,188
NRG REMA LLC, Pass-Through Certificates	9.681%	07/02/26	2,565	1,846,800
NRG Yield Operating LLC, Gtd. Notes	5.000%	09/15/26	360	374,400
NRG Yield Operating LLC, Gtd. Notes(a)	5.375%	08/15/24	500	525,000
Red Oak Power LLC, Sr. Sec’d. Notes	9.200%	11/30/29	100	112,499
Talen Energy Supply LLC, Gtd. Notes	6.500%	06/01/25	1,205	918,813
Talen Energy Supply LLC, Gtd. Notes, 144A(a)	9.500%	07/15/22	700	647,500
Terraform Global Operating LLC, Gtd. Notes, 144A	9.750%	08/15/22	600	666,000
Texas Competitive Electric Holdings Co. LLC, Escrow Shares, Notes^	—%	10/10/17	6,875	17,187
Texas Competitive Electric Holdings Co. LLC, Escrow Shares, Notes^	—%	10/31/17	3,975	9,937

				56,945,986

Electrical Components & Equipment — 0.1%
EnerSys, Gtd. Notes, 144A	5.000%	04/30/23	348	361,920
General Cable Corp., Gtd. Notes	5.750%	10/01/22	1,025	1,029,510
WESCO Distribution, Inc., Gtd. Notes	5.375%	06/15/24	455	480,025

				1,871,455

Energy-Alternate Sources — 0.1%
Pattern Energy Group, Inc., Gtd. Notes, 144A	5.875%	02/01/24	400	422,000
TerraForm Power Operating LLC, Gtd. Notes, 144A	6.375%	02/01/23	545	566,800
TerraForm Power Operating LLC, Gtd. Notes, 144A(a)	6.625%	06/15/25	523	556,995

				1,545,795

A728

AST HIGH YIELD PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Engineering & Construction — 0.6%
AECOM, Gtd. Notes	5.125%	03/15/27	2,452	$2,534,756
AECOM, Gtd. Notes	5.875%	10/15/24	2,740	3,035,099
MasTec, Inc., Gtd. Notes	4.875%	03/15/23	231	236,198
Tutor Perini Corp., Gtd. Notes, 144A(a)	6.875%	05/01/25	1,529	1,658,965

				7,465,018

Entertainment — 3.0%
AMC Entertainment Holdings, Inc., Gtd. Notes	5.750%	06/15/25	873	857,722
AMC Entertainment Holdings, Inc., Gtd. Notes	5.875%	02/15/22	85	85,638
AMC Entertainment Holdings, Inc., Gtd. Notes(a)	5.875%	11/15/26	2,585	2,549,457
AMC Entertainment Holdings, Inc., Gtd. Notes(a)	6.125%	05/15/27	241	237,988
Carmike Cinemas, Inc., Sec’d. Notes, 144A	6.000%	06/15/23	930	978,825
CCM Merger, Inc., Sr. Unsec’d. Notes, 144A	6.000%	03/15/22	294	303,958
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp., Gtd. Notes	5.375%	06/01/24	155	162,944
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Op, Gtd. Notes, 144A	5.375%	04/15/27	225	236,249
Chukchansi Economic Development Authority, Sec’d. Notes, 144A	9.750%	05/30/20	635	349,359
Cinemark USA, Inc., Gtd. Notes	4.875%	06/01/23	2,575	2,600,750
Eldorado Resorts, Inc., Gtd. Notes	6.000%	04/01/25	511	536,550
Eldorado Resorts, Inc., Gtd. Notes	7.000%	08/01/23	1,545	1,672,463
EMI Music Publishing Group North America Holdings, Inc., Gtd. Notes, 144A	7.625%	06/15/24	480	534,000
Gateway Casinos & Entertainment Ltd. (Canada), Sec’d. Notes, 144A	8.250%	03/01/24	450	472,500
GLP Capital LP/GLP Financing II, Inc., Gtd. Notes	5.375%	11/01/23	475	520,125
GLP Capital LP/GLP Financing II, Inc., Gtd. Notes	5.375%	04/15/26	185	201,881
International Game Technology PLC, Sr. Sec’d. Notes, 144A	6.500%	02/15/25	2,355	2,646,432
Jacobs Entertainment, Inc., Sec’d. Notes, 144A	7.875%	02/01/24	725	781,188
National CineMedia LLC, Sr. Sec’d. Notes	6.000%	04/15/22	600	612,000
National CineMedia LLC, Sr. Unsec’d. Notes	5.750%	08/15/26	2,790	2,587,725
Penn National Gaming, Inc., Sr. Unsec’d. Notes, 144A	5.625%	01/15/27	650	674,375
Pinnacle Entertainment, Inc., Sr. Unsec’d. Notes	5.625%	05/01/24	2,950	3,016,375
Regal Entertainment Group, Sr. Unsec’d. Notes(a)	5.750%	02/01/25	1,136	1,150,200
Scientific Games International, Inc., Sr. Sec’d. Notes, 144A	7.000%	01/01/22	1,925	2,042,906
Scientific Games International, Inc., Gtd. Notes	6.625%	05/15/21	3,350	3,433,750
Scientific Games International, Inc., Gtd. Notes	10.000%	12/01/22	5,200	5,759,000
Six Flags Entertainment Corp., Gtd. Notes, 144A	4.875%	07/31/24	999	1,016,483
WMG Acquisition Corp., Gtd. Notes, 144A	6.750%	04/15/22	391	411,039
WMG Acquisition Corp., Sr. Sec’d. Notes, 144A	4.875%	11/01/24	221	227,078
WMG Acquisition Corp., Sr. Sec’d. Notes, 144A	5.000%	08/01/23	479	494,568
WMG Acquisition Corp., Sr. Sec’d. Notes, 144A	5.625%	04/15/22	544	565,760

				37,719,288

Environmental Control — 0.2%
Advanced Disposal Services, Inc., Gtd. Notes, 144A	5.625%	11/15/24	1,375	1,436,875
Covanta Holding Corp., Sr. Unsec’d. Notes	5.875%	03/01/24	500	496,250

A729

AST HIGH YIELD PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Environmental Control (cont’d.)
Covanta Holding Corp., Sr. Unsec’d. Notes	5.875%	07/01/25	85	$83,619

				2,016,744

Foods — 2.7%
Albertsons Cos LLC/Safeway, Inc./New Albertson’s, Inc./Albertson’s LLC, Gtd. Notes	5.750%	03/15/25	3,556	3,129,278
Albertsons Cos LLC/Safeway, Inc./New Albertson’s, Inc./Albertson’s LLC, Gtd. Notes(a)	6.625%	06/15/24	3,042	2,840,468
B&G Foods, Inc., Gtd. Notes	5.250%	04/01/25	411	421,275
Dean Foods Co., Gtd. Notes, 144A(a)	6.500%	03/15/23	1,625	1,649,375
Dole Food Co., Inc., Sr. Sec’d. Notes, 144A	7.250%	06/15/25	607	656,319
Hearthside Group Holdings LLC/Hearthside Finance Co., Gtd. Notes, 144A	6.500%	05/01/22	1,975	2,019,438
Ingles Markets, Inc., Sr. Unsec’d. Notes	5.750%	06/15/23	1,125	1,099,688
JBS USA LUX SA/JBS USA Finance, Inc. (Brazil), Gtd. Notes, 144A	5.750%	06/15/25	4,807	4,788,974
JBS USA LUX SA/JBS USA Finance, Inc. (Brazil), Gtd. Notes, 144A	5.875%	07/15/24	4,316	4,326,791
JBS USA LUX SA/JBS USA Finance, Inc. (Brazil), Gtd. Notes, 144A	7.250%	06/01/21	2,340	2,386,800
JBS USA LUX SA/JBS USA Finance, Inc. (Brazil), Gtd. Notes, 144A	7.250%	06/01/21	297	302,940
Pilgrim’s Pride Corp., Gtd. Notes, 144A	5.750%	03/15/25	1,255	1,295,788
Pilgrim’s Pride Corp., Sr. Unsec’d. Notes, 144A	5.875%	09/30/27	1,248	1,274,520
Post Holdings, Inc., Gtd. Notes, 144A	5.000%	08/15/26	609	607,478
Post Holdings, Inc., Gtd. Notes, 144A	5.500%	03/01/25	387	401,513
Post Holdings, Inc., Gtd. Notes, 144A	5.750%	03/01/27	1,117	1,150,510
SUPERVALU, Inc., Sr. Unsec’d. Notes	6.750%	06/01/21	1,478	1,400,405
SUPERVALU, Inc., Sr. Unsec’d. Notes(a)	7.750%	11/15/22	5,009	4,695,938

				34,447,498

Forest Products & Paper — 0.1%
Cascades, Inc. (Canada), Gtd. Notes, 144A	5.500%	07/15/22	550	570,625
Cascades, Inc. (Canada), Gtd. Notes, 144A	5.750%	07/15/23	225	236,249
Clearwater Paper Corp., Gtd. Notes, 144A	5.375%	02/01/25	600	596,999
Mercer International, Inc. (Canada), Sr. Unsec’d. Notes	6.500%	02/01/24	275	286,000

				1,689,873

Gas — 0.3%
AmeriGas Partners LP/AmeriGas Finance Corp., Sr. Unsec’d. Notes	5.500%	05/20/25	333	342,158
AmeriGas Partners LP/AmeriGas Finance Corp., Sr. Unsec’d. Notes	5.625%	05/20/24	1,363	1,436,262
AmeriGas Partners LP/AmeriGas Finance Corp., Sr. Unsec’d. Notes	5.750%	05/20/27	278	284,255
AmeriGas Partners LP/AmeriGas Finance Corp., Sr. Unsec’d. Notes	5.875%	08/20/26	998	1,037,918
NGL Energy Partners LP/NGL Energy Finance Corp., Gtd. Notes(a)	6.125%	03/01/25	475	441,750
NGL Energy Partners LP/NGL Energy Finance Corp., Gtd. Notes	7.500%	11/01/23	525	522,375

				4,064,718

Hand/Machine Tools — 0.1%
Apex Tool Group LLC, Gtd. Notes, 144A(a)	7.000%	02/01/21	1,300	1,202,499

A730

AST HIGH YIELD PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Healthcare-Products — 0.7%
Alere, Inc., Gtd. Notes(a)	6.500%	06/15/20	611	$620,929
Alere, Inc., Gtd. Notes, 144A	6.375%	07/01/23	187	201,493
Greatbatch Ltd., Gtd. Notes, 144A	9.125%	11/01/23	1,750	1,908,830
Hologic, Inc., Gtd. Notes, 144A	5.250%	07/15/22	750	787,500
Mallinckrodt International Finance SA, Gtd. Notes(a)	4.750%	04/15/23	2,503	2,133,808
Mallinckrodt International Finance SA/Mallinckrodt CB LLC, Gtd. Notes, 144A(a)	5.500%	04/15/25	2,435	2,197,588
Mallinckrodt International Finance SA/Mallinckrodt CB LLC, Gtd. Notes, 144A(a)	5.625%	10/15/23	241	225,034
Mallinckrodt International Finance SA/Mallinckrodt CB LLC, Gtd. Notes, 144A(a)	5.750%	08/01/22	294	287,385
Sterigenics-Nordion Holdings LLC, Sr. Unsec’d. Notes, 144A	6.500%	05/15/23	250	260,000

				8,622,567

Healthcare-Services — 5.2%
Acadia Healthcare Co., Inc., Gtd. Notes	5.125%	07/01/22	620	641,946
Acadia Healthcare Co., Inc., Gtd. Notes	5.625%	02/15/23	2,435	2,556,748
Acadia Healthcare Co., Inc., Gtd. Notes	6.125%	03/15/21	261	268,752
Acadia Healthcare Co., Inc., Gtd. Notes	6.500%	03/01/24	760	816,049
Centene Corp., Sr. Unsec’d. Notes	4.750%	01/15/25	525	544,688
Centene Corp., Sr. Unsec’d. Notes	5.625%	02/15/21	505	525,301
Centene Corp., Sr. Unsec’d. Notes	6.125%	02/15/24	700	756,875
CHS/Community Health Systems, Inc., Gtd. Notes(a)	6.875%	02/01/22	10,631	8,345,334
CHS/Community Health Systems, Inc., Gtd. Notes(a)	7.125%	07/15/20	1,385	1,249,962
CHS/Community Health Systems, Inc., Sr. Sec’d. Notes(a)	5.125%	08/01/21	243	239,963
CHS/Community Health Systems, Inc., Sr. Sec’d. Notes	6.250%	03/31/23	1,948	1,913,911
DaVita, Inc., Gtd. Notes	5.000%	05/01/25	740	730,040
DaVita, Inc., Gtd. Notes	5.125%	07/15/24	564	565,410
DaVita, Inc., Gtd. Notes	5.750%	08/15/22	375	384,375
Envision Healthcare Corp., Gtd. Notes, 144A	5.125%	07/01/22	666	690,975
Fresenius Medical Care US Finance II, Inc. (Germany), Gtd. Notes, 144A	4.125%	10/15/20	300	314,034
Fresenius Medical Care US Finance II, Inc. (Germany), Gtd. Notes, 144A	5.875%	01/31/22	397	446,057
Fresenius Medical Care US Finance II, Inc. (Germany), Gtd. Notes, 144A	6.500%	09/15/18	150	156,372
Fresenius Medical Care US Finance, Inc. (Germany), Gtd. Notes, 144A	5.750%	02/15/21	525	576,713
HCA Healthcare, Inc., Sr. Unsec’d. Notes	6.250%	02/15/21	1,000	1,082,500
HCA, Inc., Gtd. Notes	5.375%	02/01/25	7,012	7,388,895
HCA, Inc., Gtd. Notes	5.875%	05/01/23	930	1,011,375
HCA, Inc., Gtd. Notes	5.875%	02/15/26	1,660	1,782,425
HCA, Inc., Gtd. Notes	7.500%	02/15/22	1,030	1,181,606
HCA, Inc., Gtd. Notes	7.500%	12/15/23	750	873,750
HCA, Inc., Sr. Sec’d. Notes	3.750%	03/15/19	478	488,158
HCA, Inc., Sr. Sec’d. Notes	4.250%	10/15/19	490	507,150
HCA, Inc., Sr. Sec’d. Notes	4.500%	02/15/27	605	618,613
HCA, Inc., Sr. Sec’d. Notes	5.000%	03/15/24	548	583,620
HCA, Inc., Sr. Sec’d. Notes	5.250%	04/15/25	545	589,281
HCA, Inc., Sr. Sec’d. Notes	5.500%	06/15/47	715	740,919
HealthSouth Corp., Gtd. Notes	5.125%	03/15/23	425	439,216

A731

AST HIGH YIELD PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Healthcare-Services (cont’d.)
Kindred Healthcare, Inc., Gtd. Notes	8.000%	01/15/20	650	$638,424
Kindred Healthcare, Inc., Gtd. Notes(a)	8.750%	01/15/23	400	372,960
Molina Healthcare, Inc., Gtd. Notes, 144A	4.875%	06/15/25	270	265,950
MPH Acquisition Holdings LLC, Gtd. Notes, 144A	7.125%	06/01/24	1,403	1,508,225
Select Medical Corp., Gtd. Notes	6.375%	06/01/21	2,875	2,961,250
SP Finco LLC, Gtd. Notes, 144A	6.750%	07/01/25	964	906,160
Surgery Center Holdings, Inc., Gtd. Notes, 144A	8.875%	04/15/21	625	656,250
Tenet Healthcare Corp., Gtd. Notes	6.000%	10/01/20	575	612,778
Tenet Healthcare Corp., Sec’d. Notes, 144A(a)	5.125%	05/01/25	1,127	1,111,504
Tenet Healthcare Corp., Sr. Sec’d. Notes	4.375%	10/01/21	125	126,719
Tenet Healthcare Corp., Sr. Sec’d. Notes	4.500%	04/01/21	890	907,533
Tenet Healthcare Corp., Sr. Sec’d. Notes	4.750%	06/01/20	210	216,867
Tenet Healthcare Corp., Sr. Sec’d. Notes, 144A	4.625%	07/15/24	751	744,211
Tenet Healthcare Corp., Sr. Unsec’d. Notes	5.500%	03/01/19	200	203,750
Tenet Healthcare Corp., Sr. Unsec’d. Notes	6.750%	02/01/20	597	614,910
Tenet Healthcare Corp., Sr. Unsec’d. Notes(a)	6.750%	06/15/23	2,881	2,765,760
Tenet Healthcare Corp., Sr. Unsec’d. Notes(a)	8.125%	04/01/22	8,846	9,000,806
Tenet Healthcare Corp., Sr. Unsec’d. Notes, 144A(a)	7.000%	08/01/25	3,107	2,920,580
WellCare Health Plans, Inc., Sr. Unsec’d. Notes	5.250%	04/01/25	449	472,573
West Street Merger Sub, Inc., Sr. Unsec’d. Notes, 144A	6.375%	09/01/25	144	143,280

				66,161,503

Home Builders — 2.7%
Ashton Woods USA LLC/Ashton Woods Finance
Co., Sr. Unsec’d. Notes, 144A	6.750%	08/01/25	850	841,499
AV Homes, Inc., Gtd. Notes	6.625%	05/15/22	525	541,406
Beazer Homes USA, Inc., Gtd. Notes(a)	5.750%	06/15/19	2,550	2,677,499
Beazer Homes USA, Inc., Gtd. Notes	6.750%	03/15/25	650	684,515
Beazer Homes USA, Inc., Gtd. Notes	7.250%	02/01/23	1,325	1,377,999
Brookfield Residential Properties, Inc. (Canada), Gtd. Notes, 144A	6.375%	05/15/25	1,900	1,999,749
CalAtlantic Group, Inc., Gtd. Notes	5.250%	06/01/26	159	164,565
CalAtlantic Group, Inc., Gtd. Notes	5.375%	10/01/22	1,025	1,116,123
CalAtlantic Group, Inc., Gtd. Notes	5.875%	11/15/24	626	683,905
CalAtlantic Group, Inc., Gtd. Notes(a)	8.375%	01/15/21	1,685	1,965,637
KB Home, Gtd. Notes	7.625%	05/15/23	2,375	2,707,500
Lennar Corp., Gtd. Notes	4.750%	05/30/25	2,175	2,272,875
M/I Homes, Inc., Gtd. Notes	6.750%	01/15/21	900	939,375
M/I Homes, Inc., Gtd. Notes, 144A	5.625%	08/01/25	575	587,219
Mattamy Group Corp. (Canada), Sr. Unsec’d. Notes, 144A	6.500%	10/01/25	1,700	1,742,500
Mattamy Group Corp. (Canada), Sr. Unsec’d. Notes, 144A	6.875%	12/15/23	1,186	1,238,629
Meritage Homes Corp., Gtd. Notes	5.125%	06/06/27	975	977,438
Meritage Homes Corp., Gtd. Notes	6.000%	06/01/25	1,025	1,091,625
New Home Co., Inc. (The), Gtd. Notes	7.250%	04/01/22	1,238	1,278,236
PulteGroup, Inc., Gtd. Notes	5.000%	01/15/27	1,525	1,586,000
PulteGroup, Inc., Gtd. Notes	5.500%	03/01/26	1,725	1,880,940
Taylor Morrison Communities, Inc./Taylor Morrison Holdings II, Inc., Gtd. Notes, 144A	5.625%	03/01/24	225	234,000
Taylor Morrison Communities, Inc./Taylor Morrison Holdings II, Inc., Gtd. Notes, 144A	5.875%	04/15/23	2,450	2,597,000
Toll Brothers Finance Corp., Gtd. Notes(a)	5.625%	01/15/24	340	372,300
William Lyon Homes, Inc., Gtd. Notes	5.875%	01/31/25	1,125	1,153,125

A732

AST HIGH YIELD PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Home Builders (cont’d.)
William Lyon Homes, Inc., Gtd. Notes	7.000%	08/15/22	1,750	$1,811,250

				34,522,909

Home Furnishings — 0.0%
Tempur Sealy International, Inc., Gtd. Notes	5.625%	10/15/23	540	567,675

Household Products/Wares — 0.2%
ACCO Brands Corp., Gtd. Notes, 144A	5.250%	12/15/24	277	287,388
Central Garden & Pet Co., Gtd. Notes	6.125%	11/15/23	105	111,825
Kronos Acquisition Holdings, Inc. (Canada), Gtd. Notes, 144A	9.000%	08/15/23	1,376	1,341,600
Prestige Brands, Inc., Gtd. Notes, 144A	5.375%	12/15/21	415	427,450
Spectrum Brands, Inc., Gtd. Notes	5.750%	07/15/25	432	460,080
Spectrum Brands, Inc., Gtd. Notes	6.125%	12/15/24	143	153,189

				2,781,532

Housewares — 0.1%
American Greetings Corp., Sr. Unsec’d. Notes, 144A	7.875%	02/15/25	286	309,595
Scotts Miracle-Gro Co. (The), Gtd. Notes	5.250%	12/15/26	227	239,485
Scotts Miracle-Gro Co. (The), Gtd. Notes	6.000%	10/15/23	367	391,773

				940,853

Independent Power & Renewable Electricity Producers — 0.0%
MMC Energy, Inc., Escrow Shares, Notes^(d)	—%	10/15/99	500	—

Insurance — 0.2%
CNO Financial Group, Inc., Sr. Unsec’d. Notes	5.250%	05/30/25	674	719,495
Liberty Mutual Group, Inc., Gtd. Notes, 144A	7.800%	03/07/87	395	498,688
Radian Group, Inc., Sr. Unsec’d. Notes	4.500%	10/01/24	109	111,180
Radian Group, Inc., Sr. Unsec’d. Notes	7.000%	03/15/21	211	239,485
USIS Merger Sub, Inc., Sr. Unsec’d. Notes, 144A	6.875%	05/01/25	464	472,700

				2,041,548

Internet — 0.4%
Match Group, Inc., Sr. Unsec’d. Notes	6.375%	06/01/24	235	255,856
Netflix, Inc., Sr. Unsec’d. Notes	5.500%	02/15/22	230	250,700
Netflix, Inc., Sr. Unsec’d. Notes	5.750%	03/01/24	475	517,750
Netflix, Inc., Sr. Unsec’d. Notes, 144A	4.375%	11/15/26	177	177,609
Symantec Corp., Sr. Unsec’d. Notes, 144A	5.000%	04/15/25	530	554,184
VeriSign, Inc., Sr. Unsec’d. Notes	4.750%	07/15/27	95	97,850
Zayo Group LLC/Zayo Capital, Inc., Gtd. Notes	6.000%	04/01/23	940	992,875
Zayo Group LLC/Zayo Capital, Inc., Gtd. Notes, 144A	5.750%	01/15/27	2,107	2,233,420

				5,080,244

Iron/Steel — 0.8%
AK Steel Corp., Gtd. Notes(a)	7.000%	03/15/27	412	419,725
AK Steel Corp., Sr. Sec’d. Notes	7.500%	07/15/23	293	318,638
ArcelorMittal (Luxembourg), Sr. Unsec’d. Notes(a)	6.125%	06/01/25	1,135	1,305,249
ArcelorMittal (Luxembourg), Sr. Unsec’d. Notes(a)	6.750%	02/25/22	857	982,336
ArcelorMittal (Luxembourg), Sr. Unsec’d. Notes	7.250%	03/01/41	98	116,008
ArcelorMittal (Luxembourg), Sr. Unsec’d. Notes	7.500%	10/15/39	177	212,399
Cleveland-Cliffs, Inc., Gtd. Notes, 144A	5.750%	03/01/25	1,400	1,344,000

A733

AST HIGH YIELD PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Iron/Steel (cont’d.)
Commercial Metals Co., Sr. Unsec’d. Notes	4.875%	05/15/23	227	$237,215
Commercial Metals Co., Sr. Unsec’d. Notes	5.375%	07/15/27	181	190,049
Signode Industrial Group Lux SA/Signode Industrial Group US, Inc., Gtd. Notes, 144A	6.375%	05/01/22	2,625	2,723,438
Steel Dynamics, Inc., Gtd. Notes	5.000%	12/15/26	245	261,538
Steel Dynamics, Inc., Gtd. Notes	5.250%	04/15/23	395	410,800
Steel Dynamics, Inc., Gtd. Notes	5.500%	10/01/24	680	727,600
United States Steel Corp., Sr. Sec’d. Notes, 144A	8.375%	07/01/21	262	289,510

				9,538,505

Leisure Time — 0.3%
NCL Corp. Ltd., Sr. Unsec’d. Notes, 144A	4.750%	12/15/21	460	477,250
Sabre GLBL, Inc., Sr. Sec’d. Notes, 144A	5.375%	04/15/23	389	403,121
Silversea Cruise Finance Ltd., Sr. Sec’d. Notes, 144A	7.250%	02/01/25	1,025	1,096,750
Viking Cruises Ltd., Sr. Unsec’d. Notes, 144A	6.250%	05/15/25	1,750	1,804,688

				3,781,809

Lodging — 1.6%
Boyd Gaming Corp., Gtd. Notes(a)	6.875%	05/15/23	3,438	3,676,528
Caesars Entertainment Resort Properties LLC/Caesars Entertainment Resort Properties, Sr. Sec’d. Notes	8.000%	10/01/20	675	690,188
CRC Escrow Issuer LLC/CRC Finco, Inc., Sr. Unsec’d. Notes, 144A^	5.250%	10/15/25	1,575	1,574,999
Downstream Development Authority of the Quapaw Tribe of Oklahoma, Sr. Sec’d. Notes, 144A	10.500%	07/01/19	1,005	984,900
Golden Nugget, Inc., Sr. Unsec’d. Notes, 144A	8.500%	12/01/21	520	547,664
Hilton Domestic Operating Co., Inc., Gtd. Notes	4.250%	09/01/24	465	474,300
Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc., Gtd. Notes, 144A	6.125%	12/01/24	301	330,047
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., Gtd. Notes	4.625%	04/01/25	305	314,150
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., Gtd. Notes	4.875%	04/01/27	151	158,550
Interval Acquisition Corp., Gtd. Notes	5.625%	04/15/23	1,375	1,416,250
Jack Ohio Finance LLC/Jack Ohio Finance 1
Corp., Sec’d. Notes, 144A(a)	10.250%	11/15/22	1,175	1,283,688
Jack Ohio Finance LLC/Jack Ohio Finance 1 Corp., Sr. Sec’d. Notes, 144A	6.750%	11/15/21	1,715	1,798,606
MGM Resorts International, Gtd. Notes	4.625%	09/01/26	630	637,875
MGM Resorts International, Gtd. Notes	6.000%	03/15/23	1,295	1,427,738
MGM Resorts International, Gtd. Notes	6.625%	12/15/21	1,625	1,828,125
Seminole Hard Rock Entertainment, Inc./Seminole Hard Rock International LLC, Gtd. Notes, 144A	5.875%	05/15/21	890	898,900
Station Casinos LLC, Gtd. Notes, 144A	5.000%	10/01/25	344	344,826
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., Gtd. Notes, 144A	5.500%	03/01/25	320	333,200
Wynn Macau Ltd. (Macau), Sr. Unsec’d. Notes, 144A	5.500%	10/01/27	1,300	1,318,688

				20,039,222

A734

AST HIGH YIELD PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Machinery-Construction & Mining — 0.3%
Terex Corp., Gtd. Notes, 144A	5.625%	02/01/25	930	$979,988
Vertiv Group Corp., Sr. Unsec’d. Notes, 144A	9.250%	10/15/24	2,137	2,404,125

				3,384,113

Machinery-Diversified — 0.4%
ATS Automation Tooling Systems, Inc. (Canada), Gtd. Notes, 144A	6.500%	06/15/23	1,956	2,046,464
Cloud Crane LLC, Sec’d. Notes, 144A	10.125%	08/01/24	2,175	2,414,250
Tennant Co., Gtd. Notes, 144A	5.625%	05/01/25	287	297,763

				4,758,477

Media — 8.3%
Altice Financing SA (Luxembourg), Sr. Sec’d. Notes, 144A	6.625%	02/15/23	700	741,999
Altice Financing SA (Luxembourg), Sr. Sec’d. Notes, 144A	7.500%	05/15/26	1,270	1,396,998
Altice SA (Luxembourg), Gtd. Notes, 144A	7.750%	05/15/22	1,020	1,082,475
Altice US Finance I Corp., Sr. Sec’d. Notes, 144A	5.375%	07/15/23	1,415	1,496,363
Altice US Finance I Corp., Sr. Sec’d. Notes, 144A	5.500%	05/15/26	780	822,658
AMC Networks, Inc., Gtd. Notes	4.750%	08/01/25	463	467,629
AMC Networks, Inc., Gtd. Notes	5.000%	04/01/24	945	975,713
Block Communications, Inc., Sr. Unsec’d. Notes, 144A	6.875%	02/15/25	775	841,108
Cablevision Systems Corp., Sr. Unsec’d. Notes(a)	8.000%	04/15/20	1,257	1,393,699
CCO Holdings LLC/CCO Holdings Capital Corp., Sr. Unsec’d. Notes	5.125%	02/15/23	825	851,813
CCO Holdings LLC/CCO Holdings Capital Corp., Sr. Unsec’d. Notes	5.250%	03/15/21	275	283,249
CCO Holdings LLC/CCO Holdings Capital Corp., Sr. Unsec’d. Notes	5.250%	09/30/22	360	370,799
CCO Holdings LLC/CCO Holdings Capital Corp., Sr. Unsec’d. Notes, 144A	5.000%	02/01/28	2,350	2,341,893
CCO Holdings LLC/CCO Holdings Capital Corp., Sr. Unsec’d. Notes, 144A	5.125%	05/01/27	834	845,468
CCO Holdings LLC/CCO Holdings Capital Corp., Sr. Unsec’d. Notes, 144A	5.500%	05/01/26	3,330	3,450,713
CCO Holdings LLC/CCO Holdings Capital Corp., Sr. Unsec’d. Notes, 144A	5.750%	02/15/26	2,636	2,763,845
CCO Holdings LLC/CCO Holdings Capital Corp., Sr. Unsec’d. Notes, 144A	5.875%	04/01/24	2,476	2,627,654
CCO Holdings LLC/CCO Holdings Capital Corp., Sr. Unsec’d. Notes, 144A	5.875%	05/01/27	3,075	3,221,063
Cequel Communications Holdings I LLC/Cequel Capital Corp., Sr. Unsec’d. Notes, 144A	5.125%	12/15/21	4,085	4,156,488
Cequel Communications Holdings I LLC/Cequel Capital Corp., Sr. Unsec’d. Notes, 144A	5.125%	12/15/21	3,120	3,174,600
Cequel Communications Holdings I LLC/Cequel Capital Corp., Sr. Unsec’d. Notes, 144A	6.375%	09/15/20	307	313,524
Cequel Communications Holdings I LLC/Cequel Capital Corp., Sr. Unsec’d. Notes, 144A	7.750%	07/15/25	5,466	6,039,929
Clear Channel Worldwide Holdings, Inc., Gtd. Notes	6.500%	11/15/22	2,714	2,785,242
Clear Channel Worldwide Holdings, Inc., Gtd. Notes	7.625%	03/15/20	5,400	5,332,501

A735

AST HIGH YIELD PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Media (cont’d.)
Clear Channel Worldwide Holdings, Inc., Gtd. Notes(a)	7.625%	03/15/20	2,455	$2,418,175
Clear Channel Worldwide Holdings, Inc., Gtd. Notes	6.500%	11/15/22	1,158	1,192,739
CSC Holdings LLC, Gtd. Notes, 144A	5.500%	04/15/27	1,152	1,198,079
CSC Holdings LLC, Sr. Unsec’d. Notes	5.250%	06/01/24	520	525,849
CSC Holdings LLC, Sr. Unsec’d. Notes	6.750%	11/15/21	467	516,035
CSC Holdings LLC, Sr. Unsec’d. Notes	8.625%	02/15/19	161	174,484
DISH DBS Corp., Gtd. Notes	5.000%	03/15/23	245	250,359
DISH DBS Corp., Gtd. Notes	5.875%	07/15/22	125	132,813
DISH DBS Corp., Gtd. Notes	5.875%	11/15/24	1,292	1,354,177
DISH DBS Corp., Gtd. Notes	6.750%	06/01/21	3,129	3,441,900
DISH DBS Corp., Gtd. Notes	7.750%	07/01/26	5,715	6,561,792
EW Scripps Co. (The), Gtd. Notes, 144A	5.125%	05/15/25	169	172,380
Gray Television, Inc., Gtd. Notes, 144A(a)	5.125%	10/15/24	590	592,950
Gray Television, Inc., Gtd. Notes, 144A(a)	5.875%	07/15/26	2,105	2,168,150
iHeartCommunications, Inc., Sr. Sec’d. Notes	9.000%	12/15/19	163	123,065
Liberty Interactive LLC, Sr. Unsec’d. Notes(a)	8.250%	02/01/30	500	552,500
Mediacom Broadband LLC/Mediacom Broadband Corp., Sr. Unsec’d. Notes	6.375%	04/01/23	2,146	2,231,840
Nexstar Broadcasting, Inc., Gtd. Notes, 144A(a)	5.625%	08/01/24	1,365	1,412,775
Nexstar Broadcasting, Inc., Gtd. Notes, 144A(a)	6.125%	02/15/22	280	291,900
Quebecor Media, Inc. (Canada), Sr. Unsec’d. Notes	5.750%	01/15/23	1,853	2,015,138
SFR Group SA (France), Sr. Sec’d. Notes, 144A	6.000%	05/15/22	1,731	1,808,895
SFR Group SA (France), Sr. Sec’d. Notes, 144A	6.250%	05/15/24	489	516,384
SFR Group SA (France), Sr. Sec’d. Notes, 144A	7.375%	05/01/26	6,482	7,000,560
Sinclair Television Group, Inc., Gtd. Notes	5.375%	04/01/21	715	732,875
Sinclair Television Group, Inc., Gtd. Notes	6.125%	10/01/22	500	515,000
Sinclair Television Group, Inc., Gtd. Notes, 144A(a)	5.125%	02/15/27	1,000	971,250
Sinclair Television Group, Inc., Gtd. Notes, 144A	5.625%	08/01/24	746	765,583
Sinclair Television Group, Inc., Gtd. Notes, 144A(a)	5.875%	03/15/26	500	510,000
Sirius XM Radio, Inc., Gtd. Notes, 144A	4.625%	05/15/23	580	595,950
Sirius XM Radio, Inc., Gtd. Notes, 144A	5.000%	08/01/27	748	762,960
Sirius XM Radio, Inc., Gtd. Notes, 144A(a)	5.375%	04/15/25	635	669,925
TEGNA, Inc., Gtd. Notes	6.375%	10/15/23	1,425	1,515,844
TEGNA, Inc., Gtd. Notes, 144A	5.500%	09/15/24	255	268,388
Tribune Media Co., Gtd. Notes	5.875%	07/15/22	1,550	1,612,000
Unitymedia GmbH (Germany), Sec’d. Notes, 144A	6.125%	01/15/25	2,105	2,244,456
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH (Germany), Sr. Sec’d. Notes, 144A	5.500%	01/15/23	540	557,550
Univision Communications, Inc., Sr. Sec’d. Notes, 144A	5.125%	05/15/23	250	255,000
Univision Communications, Inc., Sr. Sec’d. Notes, 144A	5.125%	02/15/25	1,336	1,347,690
Univision Communications, Inc., Sr. Sec’d. Notes, 144A	6.750%	09/15/22	1,355	1,405,583
UPCB Finance IV Ltd. (Netherlands), Sr. Sec’d. Notes, 144A	5.375%	01/15/25	1,155	1,201,200
Videotron Ltd. (Canada), Gtd. Notes, 144A	5.375%	06/15/24	445	482,825
Videotron Ltd. (Canada), Sr. Unsec’d. Notes, 144A	5.125%	04/15/27	170	176,749

A736

AST HIGH YIELD PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Media (cont’d.)
Virgin Media Finance PLC (United Kingdom), Gtd. Notes, 144A	5.750%	01/15/25	683	$707,759
Virgin Media Finance PLC (United Kingdom), Gtd. Notes, 144A	6.375%	04/15/23	400	417,500
Virgin Media Secured Finance PLC (United Kingdom), Sr. Sec’d. Notes, 144A	5.250%	01/15/26	200	208,250
Ziggo Bond Finance BV (Netherlands), Sr. Unsec’d. Notes, 144A	6.000%	01/15/27	850	879,750
Ziggo Secured Finance BV (Netherlands), Sr. Sec’d. Notes, 144A	5.500%	01/15/27	1,390	1,424,319

				104,658,768

Metal Fabricate/Hardware — 0.5%
Novelis Corp., Gtd. Notes, 144A	5.875%	09/30/26	2,370	2,405,550
Novelis Corp., Gtd. Notes, 144A	6.250%	08/15/24	870	907,149
TriMas Corp., Gtd. Notes, 144A	4.875%	10/15/25	691	696,614
Zekelman Industries, Inc., Sr. Sec’d. Notes, 144A	9.875%	06/15/23	1,810	2,040,775

				6,050,088

Mining — 2.9%
Alcoa Nederland Holding BV, Gtd. Notes, 144A	6.750%	09/30/24	962	1,065,416
Aleris International, Inc., Sr. Sec’d. Notes, 144A	9.500%	04/01/21	430	457,949
Constellium NV (Netherlands), Gtd. Notes, 144A	5.750%	05/15/24	250	250,000
Constellium NV (Netherlands), Sr. Unsec’d. Notes, 144A(a)	6.625%	03/01/25	3,588	3,673,216
Eldorado Gold Corp. (Canada), Gtd. Notes, 144A	6.125%	12/15/20	1,300	1,321,125
First Quantum Minerals Ltd. (Zambia), Gtd. Notes, 144A(a)	7.250%	05/15/22	1,510	1,545,863
First Quantum Minerals Ltd. (Zambia), Gtd. Notes, 144A	7.500%	04/01/25	1,100	1,124,750
FMG Resources August 2006 Pty Ltd. (Australia), Gtd. Notes, 144A	4.750%	05/15/22	301	304,763
FMG Resources August 2006 Pty Ltd. (Australia), Gtd. Notes, 144A(a)	5.125%	05/15/24	324	328,050
Freeport-McMoRan, Inc., Gtd. Notes(a)	3.550%	03/01/22	940	925,609
Freeport-McMoRan, Inc., Gtd. Notes(a)	3.875%	03/15/23	5,645	5,560,325
Freeport-McMoRan, Inc., Gtd. Notes(a)	4.000%	11/14/21	957	961,785
Freeport-McMoRan, Inc., Gtd. Notes	5.400%	11/14/34	92	87,860
Freeport-McMoRan, Inc., Gtd. Notes	5.450%	03/15/43	663	619,491
Freeport-McMoRan, Inc., Gtd. Notes	6.750%	02/01/22	1,200	1,251,000
Hecla Mining Co., Gtd. Notes	6.875%	05/01/21	673	698,271
Hudbay Minerals, Inc. (Canada), Gtd. Notes, 144A	7.250%	01/15/23	210	223,650
IAMGOLD Corp. (Canada), Gtd. Notes, 144A	7.000%	04/15/25	1,650	1,742,813
International Wire Group, Inc., Sec’d. Notes, 144A (original cost $1,782,344; purchased 07/12/16 - 08/04/16)(f)	10.750%	08/01/21	1,850	1,706,625
Kaiser Aluminum Corp., Gtd. Notes	5.875%	05/15/24	265	283,550
Kinross Gold Corp. (Canada), Gtd. Notes	5.950%	03/15/24	1,250	1,388,750
Lundin Mining Corp. (Canada), Sr. Sec’d. Notes, 144A	7.500%	11/01/20	1,795	1,866,800
Lundin Mining Corp. (Canada), Sr. Sec’d. Notes, 144A	7.875%	11/01/22	420	456,750
New Gold, Inc. (Canada), Gtd. Notes, 144A	6.250%	11/15/22	1,800	1,869,750
Teck Resources Ltd. (Canada), Gtd. Notes	4.750%	01/15/22	4,120	4,355,622
Teck Resources Ltd. (Canada), Gtd. Notes	5.400%	02/01/43	380	380,114
Teck Resources Ltd. (Canada), Gtd. Notes	6.000%	08/15/40	540	585,900

A737

AST HIGH YIELD PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Mining (cont’d.)
Teck Resources Ltd. (Canada), Gtd. Notes	6.250%	07/15/41	890	$1,005,095
Teck Resources Ltd. (Canada), Gtd. Notes, 144A	8.500%	06/01/24	365	418,838
Teck Resources Ltd. (Canada), Sr. Unsec’d. Notes	6.125%	10/01/35	340	380,800

				36,840,530

Miscellaneous Manufacturing — 0.9%
Bombardier, Inc. (Canada), Sr. Unsec’d. Notes, 144A	4.750%	04/15/19	363	369,581
Bombardier, Inc. (Canada), Sr. Unsec’d. Notes, 144A	6.000%	10/15/22	503	486,653
Bombardier, Inc. (Canada), Sr. Unsec’d. Notes, 144A	6.125%	01/15/23	923	894,849
Bombardier, Inc. (Canada), Sr. Unsec’d. Notes, 144A	7.500%	03/15/25	897	896,462
Bombardier, Inc. (Canada), Sr. Unsec’d. Notes, 144A	7.750%	03/15/20	147	156,555
Bombardier, Inc. (Canada), Sr. Unsec’d. Notes, 144A	8.750%	12/01/21	5,595	5,997,838
EnPro Industries, Inc., Gtd. Notes	5.875%	09/15/22	725	756,719
Gates Global LLC/Gates Global Co., Gtd. Notes, 144A	6.000%	07/15/22	1,718	1,765,245
Koppers, Inc., Gtd. Notes, 144A(a)	6.000%	02/15/25	373	400,975

				11,724,877

Office/Business Equipment — 0.1%
CDW LLC/CDW Finance Corp., Gtd. Notes	5.500%	12/01/24	1,545	1,720,759

Oil & Gas — 6.6%
Alta Mesa Holdings LP/Alta Mesa Finance Services Corp., Gtd. Notes, 144A	7.875%	12/15/24	1,375	1,484,999
Andeavor, Gtd. Notes, 144A	4.750%	12/15/23	900	971,194
Andeavor, Gtd. Notes, 144A	5.125%	12/15/26	1,550	1,700,877
Antero Resources Corp., Gtd. Notes	5.000%	03/01/25	1,825	1,852,375
Antero Resources Corp., Gtd. Notes	5.125%	12/01/22	1,043	1,066,468
Antero Resources Corp., Gtd. Notes	5.375%	11/01/21	1,185	1,216,106
Antero Resources Corp., Gtd. Notes	5.625%	06/01/23	1,075	1,120,688
Ascent Resources Utica Holdings LLC/ARU Finance Corp., Sr. Unsec’d. Notes, 144A	10.000%	04/01/22	2,757	2,956,883
Baytex Energy Corp. (Canada), Gtd. Notes, 144A	5.125%	06/01/21	100	93,249
Baytex Energy Corp. (Canada), Gtd. Notes, 144A	5.625%	06/01/24	109	98,918
California Resources Corp., Gtd. Notes	6.000%	11/15/24	97	44,135
California Resources Corp., Sec’d. Notes, 144A(a)	8.000%	12/15/22	1,306	848,898
Calumet Specialty Products Partners LP/Calumet Finance Corp., Gtd. Notes	6.500%	04/15/21	67	65,451
Carrizo Oil & Gas, Inc., Gtd. Notes(a)	6.250%	04/15/23	793	804,895
Carrizo Oil & Gas, Inc., Gtd. Notes	8.250%	07/15/25	400	434,499
Cenovus Energy, Inc. (Canada), Sr. Unsec’d. Notes, 144A(a)	4.250%	04/15/27	177	175,492
Chesapeake Energy Corp., Gtd. Notes(a)	4.875%	04/15/22	790	734,699
Chesapeake Energy Corp., Gtd. Notes	6.125%	02/15/21	474	477,555
Chesapeake Energy Corp., Gtd. Notes	6.625%	08/15/20	138	142,139
Chesapeake Energy Corp., Gtd. Notes, 144A(a)	8.000%	01/15/25	617	623,169
Chesapeake Energy Corp., Gtd. Notes, 144A	8.000%	01/15/25	247	249,469
Chesapeake Energy Corp., Gtd. Notes, 144A(a)	8.000%	06/15/27	2,640	2,613,599
Citgo Holding, Inc., Sr. Sec’d. Notes, 144A	10.750%	02/15/20	1,525	1,643,188

A738

AST HIGH YIELD PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Oil & Gas (cont’d.)
CITGO Petroleum Corp., Sr. Sec’d. Notes, 144A	6.250%	08/15/22	942	$970,259
Continental Resources, Inc., Gtd. Notes(a)	4.500%	04/15/23	388	388,969
Continental Resources, Inc., Gtd. Notes	5.000%	09/15/22	786	798,773
Delek Logistics Partners LP, Gtd. Notes, 144A	6.750%	05/15/25	760	765,700
Denbury Resources, Inc., Sec’d. Notes, 144A	9.000%	05/15/21	625	610,156
Diamond Offshore Drilling, Inc., Sr. Unsec’d. Notes(a)	7.875%	08/15/25	1,145	1,210,838
Diamondback Energy, Inc., Gtd. Notes	4.750%	11/01/24	132	134,640
Diamondback Energy, Inc., Gtd. Notes	5.375%	05/31/25	925	964,313
Endeavor Energy Resources LP/EER Finance, Inc., Sr. Unsec’d. Notes, 144A	7.000%	08/15/21	1,550	1,604,250
Endeavor Energy Resources LP/EER Finance,
Inc., Sr. Unsec’d. Notes, 144A	8.125%	09/15/23	700	752,500
Ensco PLC, Sr. Unsec’d. Notes	5.200%	03/15/25	239	200,760
Ensco PLC, Sr. Unsec’d. Notes	5.750%	10/01/44	39	27,983
EP Energy LLC/Everest Acquisition Finance, Inc., Gtd. Notes	7.750%	09/01/22	828	523,710
EP Energy LLC/Everest Acquisition Finance, Inc., Gtd. Notes	9.375%	05/01/20	615	511,988
EP Energy LLC/Everest Acquisition Finance, Inc., Sec’d. Notes, 144A(a)	8.000%	02/15/25	975	759,281
EP Energy LLC/Everest Acquisition Finance, Inc., Sr. Sec’d. Notes, 144A(a)	8.000%	11/29/24	241	243,410
Extraction Oil & Gas, Inc., Gtd. Notes, 144A	7.375%	05/15/24	1,225	1,274,000
Extraction Oil & Gas, Inc./Extraction Finance Corp., Gtd. Notes, 144A	7.875%	07/15/21	650	685,750
Gulfport Energy Corp., Gtd. Notes	6.000%	10/15/24	478	481,585
Gulfport Energy Corp., Gtd. Notes	6.375%	05/15/25	159	160,988
Halcon Resources Corp., Gtd. Notes, 144A	6.750%	02/15/25	3,050	3,156,750
Hilcorp Energy I LP/Hilcorp Finance Co., Sr. Unsec’d. Notes, 144A	5.000%	12/01/24	604	591,920
Hilcorp Energy I LP/Hilcorp Finance Co., Sr. Unsec’d. Notes, 144A(a)	5.750%	10/01/25	1,475	1,491,594
MEG Energy Corp. (Canada), Gtd. Notes, 144A	6.375%	01/30/23	2,479	2,162,928
MEG Energy Corp. (Canada), Gtd. Notes, 144A	7.000%	03/31/24	675	578,813
MEG Energy Corp. (Canada), Sec’d. Notes, 144A(a)	6.500%	01/15/25	1,700	1,659,625
Nabors Industries, Inc., Gtd. Notes	5.100%	09/15/23	50	47,975
Nabors Industries, Inc., Gtd. Notes	5.500%	01/15/23	616	603,680
Newfield Exploration Co., Sr. Unsec’d. Notes	5.375%	01/01/26	1,750	1,839,688
Noble Holding International Ltd. (United Kingdom), Gtd. Notes	5.250%	03/15/42	35	22,925
Noble Holding International Ltd. (United Kingdom), Gtd. Notes	6.200%	08/01/40	232	157,760
Noble Holding International Ltd. (United Kingdom), Gtd. Notes(a)	7.750%	01/15/24	975	865,313
Oasis Petroleum, Inc., Gtd. Notes(a)	6.500%	11/01/21	1,197	1,220,940
Parker Drilling Co., Gtd. Notes	6.750%	07/15/22	481	383,598
PBF Holding Co. LLC/PBF Finance Corp., Gtd. Notes(a)	7.000%	11/15/23	500	514,375
PBF Holding Co. LLC/PBF Finance Corp., Gtd. Notes, 144A	7.250%	06/15/25	720	736,200
Precision Drilling Corp. (Canada), Gtd. Notes	5.250%	11/15/24	268	246,560
Precision Drilling Corp. (Canada), Gtd. Notes(a)	6.500%	12/15/21	595	602,438
Precision Drilling Corp. (Canada), Gtd. Notes	7.750%	12/15/23	950	969,000
QEP Resources, Inc., Sr. Unsec’d. Notes	5.375%	10/01/22	497	488,303
QEP Resources, Inc., Sr. Unsec’d. Notes(a)	6.875%	03/01/21	262	275,755

A739

AST HIGH YIELD PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Oil & Gas (cont’d.)
Range Resources Corp., Gtd. Notes(a)	4.875%	05/15/25	489	$481,665
Range Resources Corp., Gtd. Notes, 144A	5.000%	08/15/22	300	299,625
Range Resources Corp., Gtd. Notes, 144A	5.000%	03/15/23	725	719,563
Range Resources Corp., Gtd. Notes, 144A	5.875%	07/01/22	3,640	3,758,300
Rice Energy, Inc., Gtd. Notes	6.250%	05/01/22	300	313,500
Rice Energy, Inc., Gtd. Notes	7.250%	05/01/23	1,675	1,804,813
Rowan Cos., Inc., Gtd. Notes	4.750%	01/15/24	54	46,980
Rowan Cos., Inc., Gtd. Notes(a)	4.875%	06/01/22	443	415,313
Rowan Cos., Inc., Gtd. Notes(a)	7.375%	06/15/25	342	334,305
RSP Permian, Inc., Gtd. Notes	6.625%	10/01/22	43	45,096
RSP Permian, Inc., Gtd. Notes, 144A	5.250%	01/15/25	1,450	1,471,750
Seven Generations Energy Ltd. (Canada), Gtd. Notes, 144A	5.375%	09/30/25	1,272	1,281,540
Shelf Drilling Holdings Ltd. (United Arab
Emirates), Sec’d. Notes, 144A	9.500%	11/02/20	1,401	1,416,296
SM Energy Co., Sr. Unsec’d. Notes(a)	5.000%	01/15/24	569	536,283
SM Energy Co., Sr. Unsec’d. Notes	6.125%	11/15/22	158	158,395
SM Energy Co., Sr. Unsec’d. Notes	6.500%	11/15/21	85	85,850
Southwestern Energy Co., Sr. Unsec’d. Notes	6.700%	01/23/25	513	520,695
Stone Energy Corp., Sec’d. Notes	7.500%	05/31/22	65	62,451
Sunoco LP/Sunoco Finance Corp., Gtd. Notes	6.250%	04/15/21	595	623,471
Sunoco LP/Sunoco Finance Corp., Gtd. Notes	6.375%	04/01/23	4,199	4,461,438
Transocean, Inc., Gtd. Notes(a)	5.800%	10/15/22	247	242,678
Transocean, Inc., Gtd. Notes(a)	6.800%	03/15/38	1,306	1,064,390
Transocean, Inc., Gtd. Notes	7.500%	04/15/31	223	202,930
Transocean, Inc., Gtd. Notes	9.350%	12/15/41	363	348,480
Transocean, Inc., Gtd. Notes, 144A(a)	9.000%	07/15/23	1,342	1,446,005
Tullow Oil PLC (Ghana), Gtd. Notes, 144A	6.000%	11/01/20	675	669,938
Ultra Resources, Inc., Gtd. Notes, 144A	6.875%	04/15/22	1,854	1,891,080
Ultra Resources, Inc., Gtd. Notes, 144A	7.125%	04/15/25	536	541,360
Western Refining Logistics LP/WNRL Finance Corp., Gtd. Notes	7.500%	02/15/23	1,231	1,317,170
Whiting Petroleum Corp., Gtd. Notes	5.000%	03/15/19	259	259,078
Whiting Petroleum Corp., Gtd. Notes(a)	5.750%	03/15/21	474	465,705
Whiting Petroleum Corp., Gtd. Notes	6.250%	04/01/23	43	42,301
WPX Energy, Inc., Sr. Unsec’d. Notes	6.000%	01/15/22	2,075	2,145,031
WPX Energy, Inc., Sr. Unsec’d. Notes	7.500%	08/01/20	503	547,013
WPX Energy, Inc., Sr. Unsec’d. Notes	8.250%	08/01/23	550	616,688

				83,742,114

Oil & Gas Exploration & Production — 0.0%
Penn VA Corp. Escrow, Gtd. Notes^	—%	12/31/99	135	2,025
Penn VA Corp. Escrow, Notes^	—%	12/31/99	610	9,150

				11,175

Oil & Gas Services — 0.5%
Archrock Partners LP/Archrock Partners Finance Corp., Gtd. Notes	6.000%	10/01/22	336	326,760
CSI Compressco LP/CSI Compressco Finance, Inc., Gtd. Notes	7.250%	08/15/22	349	322,825
KCA Deutag UK Finance PLC (United Kingdom), Sr. Sec’d. Notes, 144A	7.250%	05/15/21	692	662,590
KCA Deutag UK Finance PLC (United Kingdom), Sr. Sec’d. Notes, 144A	9.875%	04/01/22	946	981,475
Sea Trucks Group Ltd. (Nigeria), Sr. Sec’d. Notes, 144A(d)	9.000%	03/26/18	1,170	409,499
SESI LLC, Gtd. Notes	7.125%	12/15/21	77	78,540

A740

AST HIGH YIELD PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Oil & Gas Services (cont’d.)
Transocean Proteus Ltd., Sr. Sec’d. Notes, 144A	6.250%	12/01/24	1,847	$1,934,523
Trinidad Drilling Ltd. (Canada), Gtd. Notes, 144A	6.625%	02/15/25	186	173,910
Weatherford International Ltd., Gtd. Notes	4.500%	04/15/22	472	438,960
Weatherford International Ltd., Gtd. Notes	6.500%	08/01/36	207	177,503
Weatherford International Ltd., Gtd. Notes	6.750%	09/15/40	60	52,650
Weatherford International Ltd., Gtd. Notes	7.000%	03/15/38	262	233,180
Weatherford International Ltd., Gtd. Notes, 144A	9.875%	02/15/24	160	176,000

				5,968,415

Packaging & Containers — 1.8%
ARD Finance SA (Luxembourg), Sr. Sec’d. Notes, Cash coupon 7.125% or PIK 7.875%	7.125%	09/15/23	1,825	1,953,298
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. (Ireland), Gtd. Notes, 144A	6.000%	06/30/21	600	616,499
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. (Ireland), Gtd. Notes, 144A	7.250%	05/15/24	4,000	4,387,480
Ball Corp., Gtd. Notes	5.000%	03/15/22	475	514,188
Ball Corp., Gtd. Notes	5.250%	07/01/25	516	566,439
Berry Global, Inc., Sec’d. Notes	5.125%	07/15/23	800	835,999
Berry Global, Inc., Sec’d. Notes	6.000%	10/15/22	300	318,375
BWAY Holding Co., Sr. Sec’d. Notes, 144A	5.500%	04/15/24	810	846,449
Coveris Holdings SA (Luxembourg), Gtd. Notes, 144A(a)	7.875%	11/01/19	2,200	2,167,000
Flex Acquisition Co., Inc., Sr. Unsec’d. Notes, 144A	6.875%	01/15/25	142	147,414
Owens-Brockway Glass Container, Inc., Gtd. Notes, 144A	5.375%	01/15/25	600	644,250
Owens-Brockway Glass Container, Inc., Gtd. Notes, 144A	6.375%	08/15/25	464	524,901
Plastipak Holdings, Inc., Sr. Unsec’d. Notes, 144A	6.500%	10/01/21	3,225	3,332,070
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA (New Zealand), Gtd. Notes, 144A(a)	7.000%	07/15/24	1,700	1,810,500
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA (New Zealand), Sr. Sec’d. Notes	5.750%	10/15/20	1,505	1,531,413
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA (New Zealand), Sr. Sec’d. Notes, 144A	5.125%	07/15/23	730	761,828
Sealed Air Corp., Gtd. Notes, 144A	4.875%	12/01/22	550	585,063
Sealed Air Corp., Gtd. Notes, 144A	5.125%	12/01/24	965	1,038,581
Sealed Air Corp., Gtd. Notes, 144A	5.250%	04/01/23	775	835,063

				23,416,810

Pharmaceuticals — 2.4%
Endo Dac/Endo Finance LLC/Endo Finco, Inc., Gtd. Notes, 144A	6.000%	07/15/23	3,166	2,611,950
Endo Dac/Endo Finance LLC/Endo Finco, Inc., Gtd. Notes, 144A	6.000%	02/01/25	1,075	870,750
Endo Dac/Endo Finance LLC/Endo Finco, Inc., Sr. Sec’d. Notes, 144A	5.875%	10/15/24	200	209,500
Endo Finance LLC, Gtd. Notes, 144A	5.750%	01/15/22	1,764	1,547,910

A741

AST HIGH YIELD PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Pharmaceuticals (cont’d.)
Endo Finance LLC/Endo Finco, Inc., Gtd. Notes, 144A	5.375%	01/15/23	2,600	$2,119,000
Endo Finance LLC/Endo Finco, Inc., Gtd. Notes, 144A	7.250%	01/15/22	439	410,465
Horizon Pharma, Inc., Gtd. Notes(a)	6.625%	05/01/23	1,125	1,096,875
Valeant Pharmaceuticals International, Inc., Gtd. Notes, 144A	5.375%	03/15/20	1,370	1,368,288
Valeant Pharmaceuticals International, Inc., Gtd. Notes, 144A	5.500%	03/01/23	371	325,553
Valeant Pharmaceuticals International, Inc., Gtd. Notes, 144A	5.625%	12/01/21	277	258,995
Valeant Pharmaceuticals International, Inc., Gtd. Notes, 144A	5.875%	05/15/23	3,837	3,390,949
Valeant Pharmaceuticals International, Inc., Gtd. Notes, 144A(a)	6.125%	04/15/25	3,745	3,281,556
Valeant Pharmaceuticals International, Inc., Gtd. Notes, 144A	6.375%	10/15/20	1,468	1,471,670
Valeant Pharmaceuticals International, Inc., Gtd. Notes, 144A	6.750%	08/15/21	550	539,688
Valeant Pharmaceuticals International, Inc., Gtd. Notes, 144A	7.000%	10/01/20	983	989,144
Valeant Pharmaceuticals International, Inc., Gtd. Notes, 144A(a)	7.250%	07/15/22	1,000	975,000
Valeant Pharmaceuticals International, Inc., Gtd. Notes, 144A(a)	7.500%	07/15/21	3,425	3,416,438
Valeant Pharmaceuticals International, Inc., Sr. Sec’d. Notes, 144A	6.500%	03/15/22	909	961,268
Valeant Pharmaceuticals International, Inc., Sr. Sec’d. Notes, 144A	7.000%	03/15/24	605	645,892
Vizient, Inc., Sr. Unsec’d. Notes, 144A	10.375%	03/01/24	2,900	3,331,375

				29,822,266

Pipelines — 2.4%
Andeavor Logistics LP/Tesoro Logistics Finance Corp., Gtd. Notes	5.250%	01/15/25	455	487,419
Andeavor Logistics LP/Tesoro Logistics Finance Corp., Gtd. Notes	5.875%	10/01/20	616	626,780
Andeavor Logistics LP/Tesoro Logistics Finance Corp., Gtd. Notes	6.125%	10/15/21	50	51,563
Andeavor Logistics LP/Tesoro Logistics Finance Corp., Gtd. Notes	6.250%	10/15/22	1,175	1,249,906
Andeavor Logistics LP/Tesoro Logistics Finance Corp., Gtd. Notes	6.375%	05/01/24	1,220	1,323,700
Antero Midstream Partners LP/Antero Midstream Finance Corp., Gtd. Notes	5.375%	09/15/24	700	724,499
Blue Racer Midstream LLC/Blue Racer Finance Corp., Gtd. Notes, 144A	6.125%	11/15/22	280	290,499
Cheniere Corpus Christi Holdings LLC, Sr. Sec’d. Notes	5.875%	03/31/25	975	1,049,344
Cheniere Energy Partners LP, Sr. Sec’d. Notes, 144A	5.250%	10/01/25	290	296,525
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp., Gtd. Notes	5.750%	04/01/25	466	475,903
DCP Midstream Operating LP, Gtd. Notes(a)	3.875%	03/15/23	875	857,500
DCP Midstream Operating LP, Gtd. Notes	4.950%	04/01/22	183	189,863
DCP Midstream Operating LP, Gtd. Notes, 144A	4.750%	09/30/21	148	151,700
DCP Midstream Operating LP, Gtd. Notes, 144A	6.750%	09/15/37	390	416,325

A742

AST HIGH YIELD PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Pipelines (cont’d.)
Energy Transfer Equity LP, Sr. Sec’d. Notes	5.875%	01/15/24	1,240	$1,331,450
Genesis Energy LP/Genesis Energy Finance Corp., Gtd. Notes	5.625%	06/15/24	189	183,330
Genesis Energy LP/Genesis Energy Finance Corp., Gtd. Notes	6.000%	05/15/23	416	412,880
Genesis Energy LP/Genesis Energy Finance Corp., Gtd. Notes	6.750%	08/01/22	295	301,638
Holly Energy Partners LP/Holly Energy Finance Corp., Gtd. Notes, 144A	6.000%	08/01/24	444	465,645
Martin Midstream Partners LP/Martin Midstream Finance Corp., Gtd. Notes	7.250%	02/15/21	400	409,000
NGPL PipeCo LLC, Sr. Unsec’d. Notes, 144A	4.875%	08/15/27	1,370	1,435,555
NGPL PipeCo LLC, Sr. Unsec’d. Notes, 144A	7.768%	12/15/37	1,200	1,494,000
NuStar Logistics LP, Gtd. Notes	4.800%	09/01/20	323	335,113
NuStar Logistics LP, Gtd. Notes	5.625%	04/28/27	250	263,750
NuStar Logistics LP, Gtd. Notes	6.750%	02/01/21	347	375,628
PBF Logistics LP/PBF Logistics Finance Corp., Gtd. Notes	6.875%	05/15/23	281	288,728
Rockies Express Pipeline LLC, Sr. Unsec’d. Notes, 144A	5.625%	04/15/20	1,875	1,971,094
Rockies Express Pipeline LLC, Sr. Unsec’d. Notes, 144A	6.875%	04/15/40	1,525	1,692,750
SemGroup Corp., Gtd. Notes, 144A	7.250%	03/15/26	435	437,175
SemGroup Corp./Rose Rock Finance Corp., Gtd. Notes	5.625%	07/15/22	140	136,850
SemGroup Corp./Rose Rock Finance Corp., Gtd. Notes	5.625%	11/15/23	331	321,898
Summit Midstream Holdings LLC/Summit Midstream Finance Corp., Gtd. Notes(a)	5.500%	08/15/22	293	294,465
Summit Midstream Holdings LLC/Summit Midstream Finance Corp., Gtd. Notes	5.750%	04/15/25	442	448,630
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp., Gtd. Notes, 144A	5.500%	09/15/24	1,565	1,608,038
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp., Gtd. Notes, 144A	5.500%	01/15/28	1,600	1,626,000
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Gtd. Notes	4.250%	11/15/23	1,001	992,242
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Gtd. Notes	5.125%	02/01/25	99	101,970
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Gtd. Notes	5.250%	05/01/23	1,037	1,057,740
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Gtd. Notes	5.375%	02/01/27	675	702,844
Targa Resources Partners LP/Targa Resources
Partners Finance Corp., Gtd. Notes	6.750%	03/15/24	1,500	1,627,500
Williams Cos., Inc. (The), Sr. Unsec’d. Notes	3.700%	01/15/23	545	542,275
Williams Cos., Inc. (The), Sr. Unsec’d. Notes	5.750%	06/24/44	355	375,413
Williams Cos., Inc. (The), Sr. Unsec’d. Notes	7.500%	01/15/31	40	48,000
Williams Cos., Inc. (The), Sr. Unsec’d. Notes	7.750%	06/15/31	283	344,524

				29,817,651

Private Equity — 0.1%
Icahn Enterprises LP/Icahn Enterprises Finance Corp., Gtd. Notes	5.875%	02/01/22	1,036	1,067,080
Icahn Enterprises LP/Icahn Enterprises Finance Corp., Gtd. Notes	6.250%	02/01/22	166	173,055

A743

AST HIGH YIELD PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Private Equity (cont’d.)
Icahn Enterprises LP/Icahn Enterprises Finance Corp., Gtd. Notes	6.750%	02/01/24	166	$175,130

				1,415,265

Real Estate — 0.3%
Crescent Communities LLC/Crescent Ventures, Inc., Sr. Sec’d. Notes, 144A	8.875%	10/15/21	1,925	2,040,500
Greystar Real Estate Partners LLC, Sr. Sec’d. Notes, 144A	8.250%	12/01/22	1,975	2,108,313

				4,148,813

Real Estate Investment Trusts (REITs) — 1.3%
CyrusOne LP/CyrusOne Finance Corp., Gtd. Notes, 144A	5.000%	03/15/24	361	379,953
CyrusOne LP/CyrusOne Finance Corp., Gtd. Notes, 144A	5.375%	03/15/27	221	237,023
Equinix, Inc., Sr. Unsec’d. Notes	5.375%	01/01/22	802	840,897
Equinix, Inc., Sr. Unsec’d. Notes	5.375%	05/15/27	1,135	1,232,894
Equinix, Inc., Sr. Unsec’d. Notes	5.750%	01/01/25	450	484,313
Equinix, Inc., Sr. Unsec’d. Notes	5.875%	01/15/26	249	273,589
ESH Hospitality, Inc., Gtd. Notes, 144A	5.250%	05/01/25	618	638,858
FelCor Lodging LP, Gtd. Notes	6.000%	06/01/25	950	1,018,875
Iron Mountain, Inc., Gtd. Notes	5.750%	08/15/24	690	711,563
Iron Mountain, Inc., Gtd. Notes, 144A	4.875%	09/15/27	348	353,220
MGM Growth Properties Operating Partnership LP/MGP Finance Co.-Issuer, Inc., Gtd. Notes	4.500%	09/01/26	1,425	1,446,375
MGM Growth Properties Operating Partnership LP/MGP Finance Co.-Issuer, Inc., Gtd. Notes	5.625%	05/01/24	205	222,134
MGM Growth Properties Operating Partnership LP/MGP Finance Co.-Issuer, Inc., Sr. Unsec’d. Notes, 144A	4.500%	01/15/28	1,425	1,437,540
MPT Operating Partnership LP/MPT Finance Corp., Gtd. Notes	5.000%	10/15/27	950	973,750
MPT Operating Partnership LP/MPT Finance Corp., Gtd. Notes	5.250%	08/01/26	1,050	1,084,125
MPT Operating Partnership LP/MPT Finance Corp., Gtd. Notes	6.375%	03/01/24	975	1,051,781
RHP Hotel Properties LP/RHP Finance Corp., Gtd. Notes	5.000%	04/15/21	600	613,500
RHP Hotel Properties LP/RHP Finance Corp., Gtd. Notes	5.000%	04/15/23	675	698,625
Sabra Health Care LP/Sabra Capital Corp., Gtd. Notes	5.375%	06/01/23	400	413,000
Sabra Health Care LP/Sabra Capital Corp., Gtd. Notes	5.500%	02/01/21	425	437,002
SBA Communications Corp., Sr. Unsec’d. Notes	4.875%	09/01/24	1,000	1,028,750
SBA Communications Corp., Sr. Unsec’d. Notes, 144A	4.000%	10/01/22	90	90,450
Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital LLC, Gtd. Notes, 144A	7.125%	12/15/24	470	398,325
Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC, Sr. Sec’d. Notes, 144A	6.000%	04/15/23	660	631,949

				16,698,491

A744

AST HIGH YIELD PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Retail — 4.5%
1011778 BC ULC/New Red Finance, Inc. (Canada), Sr. Sec’d. Notes, 144A	4.250%	05/15/24	958	$961,353
Brinker International, Inc., Gtd. Notes, 144A	5.000%	10/01/24	900	892,125
Caleres, Inc., Gtd. Notes	6.250%	08/15/23	1,175	1,229,344
CEC Entertainment, Inc., Gtd. Notes	8.000%	02/15/22	2,350	2,438,125
Claire’s Stores, Inc., Sr. Sec’d. Notes, 144A	6.125%	03/15/20	1,168	624,879
Claire’s Stores, Inc., Sr. Sec’d. Notes, 144A	9.000%	03/15/19	3,882	2,226,327
Cumberland Farms, Inc., Sr. Unsec’d. Notes, 144A	6.750%	05/01/25	553	587,728
Dollar Tree, Inc., Gtd. Notes	5.750%	03/01/23	1,000	1,055,000
Ferrellgas LP/Ferrellgas Finance Corp., Gtd. Notes(a)	6.750%	06/15/23	400	386,000
Ferrellgas LP/Ferrellgas Finance Corp., Sr. Unsec’d. Notes(a)	6.500%	05/01/21	750	727,500
Ferrellgas LP/Ferrellgas Finance Corp., Sr. Unsec’d. Notes(a)	6.750%	01/15/22	1,000	970,000
Ferrellgas Partners LP/Ferrellgas Partners Finance Corp., Sr. Unsec’d. Notes	8.625%	06/15/20	1,600	1,520,000
Ferrellgas Partners LP/Ferrellgas Partners Finance Corp., Sr. Unsec’d. Notes	8.625%	06/15/20	150	142,500
Golden Nugget, Inc., Gtd. Notes, 144A	8.750%	10/01/25	2,925	2,976,188
Hot Topic, Inc., Sr. Sec’d. Notes, 144A	9.250%	06/15/21	1,750	1,478,750
JC Penney Corp., Inc., Sr. Sec’d. Notes, 144A(a)	5.875%	07/01/23	570	575,700
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC, Gtd. Notes, 144A	4.750%	06/01/27	1,179	1,214,370
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC, Gtd. Notes, 144A	5.250%	06/01/26	175	185,281
L Brands, Inc., Gtd. Notes	6.750%	07/01/36	4,325	4,183,573
L Brands, Inc., Gtd. Notes	6.875%	11/01/35	775	751,750
Landry’s, Inc., Sr. Unsec’d. Notes, 144A	6.750%	10/15/24	3,438	3,476,678
Men’s Wearhouse, Inc. (The), Gtd. Notes(a)	7.000%	07/01/22	2,300	2,190,750
Neiman Marcus Group Ltd. LLC, Gtd. Notes, 144A	8.000%	10/15/21	4,454	2,316,080
New Albertson’s, Inc., Sr. Unsec’d. Notes	7.450%	08/01/29	273	211,575
New Albertson’s, Inc., Sr. Unsec’d. Notes	7.750%	06/15/26	285	233,699
New Albertson’s, Inc., Sr. Unsec’d. Notes	8.000%	05/01/31	235	187,999
New Albertson’s, Inc., Sr. Unsec’d. Notes	8.700%	05/01/30	920	758,999
Party City Holdings, Inc., Gtd. Notes, 144A	6.125%	08/15/23	315	327,600
Penske Automotive Group, Inc., Gtd. Notes	5.500%	05/15/26	907	937,611
PetSmart, Inc., Gtd. Notes, 144A(a)	7.125%	03/15/23	5,455	4,253,808
PetSmart, Inc., Gtd. Notes, 144A	8.875%	06/01/25	1,165	926,758
PetSmart, Inc., Sr. Sec’d. Notes, 144A	5.875%	06/01/25	2,477	2,161,183
PF Chang’s China Bistro, Inc., Gtd. Notes, 144A	10.250%	06/30/20	1,235	1,207,213
Rite Aid Corp., Gtd. Notes, 144A(a)	6.125%	04/01/23	5,670	5,506,988
Ruby Tuesday, Inc., Gtd. Notes(a)	7.625%	05/15/20	1,725	1,707,750
Sally Holdings LLC/Sally Capital, Inc., Gtd. Notes	5.500%	11/01/23	350	357,875
Sally Holdings LLC/Sally Capital, Inc., Gtd. Notes(a)	5.625%	12/01/25	1,800	1,845,000
Sonic Automotive, Inc., Gtd. Notes	6.125%	03/15/27	150	153,750
Staples, Inc., Gtd. Notes, 144A(a)	8.500%	09/15/25	2,570	2,499,325
Tops Holding LLC/Tops Markets II Corp., Sr. Sec’d. Notes, 144A	8.000%	06/15/22	1,604	1,066,660

				57,453,794

Semiconductors — 0.5%
Advanced Micro Devices, Inc., Sr. Unsec’d. Notes(a)	7.000%	07/01/24	391	413,483

A745

AST HIGH YIELD PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Semiconductors (cont’d.)
Micron Technology, Inc., Sr. Unsec’d. Notes	5.500%	02/01/25	84	$89,565
Micron Technology, Inc., Sr. Unsec’d. Notes, 144A	5.250%	08/01/23	1,712	1,785,616
NXP BV/NXP Funding LLC (Netherlands), Gtd. Notes, 144A	4.125%	06/01/21	320	334,800
NXP BV/NXP Funding LLC (Netherlands), Gtd. Notes, 144A	4.625%	06/15/22	1,277	1,366,390
Sensata Technologies BV, Gtd. Notes, 144A	4.875%	10/15/23	1,465	1,540,081
Sensata Technologies BV, Gtd. Notes, 144A	5.000%	10/01/25	225	237,161
Sensata Technologies UK Financing Co. PLC, Gtd. Notes, 144A	6.250%	02/15/26	1,003	1,098,285

				6,865,381

Software — 3.9%
BMC Software Finance, Inc., Sr. Unsec’d. Notes, 144A	8.125%	07/15/21	11,600	11,875,499
Boxer Parent Co., Inc., Sr. Unsec’d. Notes, Cash coupon 9.000% or PIK 9.750%, 144A	9.000%	10/15/19	3,850	3,849,999
Camelot Finance SA, Sr. Unsec’d. Notes, 144A	7.875%	10/15/24	850	915,875
Change Healthcare Holdings LLC/Change Healthcare Finance, Inc., Sr. Unsec’d. Notes, 144A	5.750%	03/01/25	975	994,500
CURO Financial Technologies Corp., Sr. Sec’d. Notes, 144A	12.000%	03/01/22	430	462,250
First Data Corp., Gtd. Notes, 144A	7.000%	12/01/23	11,662	12,452,684
First Data Corp., Sec’d. Notes, 144A	5.750%	01/15/24	910	952,088
First Data Corp., Sr. Sec’d. Notes, 144A	5.000%	01/15/24	1,178	1,223,117
Genesys Telecommunications Laboratories, Inc./Greeneden Lux 3 Sarl/Greeneden US
Holdings LLC, Gtd. Notes, 144A	10.000%	11/30/24	585	661,050
Infor Software Parent LLC/Infor Software Parent, Inc., Gtd. Notes, Cash coupon 7.125% or PIK 7.875%, 144A	7.125%	05/01/21	4,762	4,846,764
Infor US, Inc., Gtd. Notes	6.500%	05/15/22	2,508	2,600,470
Infor US, Inc., Sr. Sec’d. Notes, 144A	5.750%	08/15/20	455	468,081
Informatica LLC, Sr. Unsec’d. Notes, 144A(a)	7.125%	07/15/23	2,629	2,642,145
j2 Cloud Services LLC/j2 Global Co.-Obligor, Inc., Gtd. Notes, 144A	6.000%	07/15/25	201	210,296
Nuance Communications, Inc., Gtd. Notes, 144A	5.375%	08/15/20	691	702,747
Open Text Corp. (Canada), Gtd. Notes, 144A	5.875%	06/01/26	227	249,133
Quintiles IMS, Inc., Gtd. Notes, 144A	5.000%	10/15/26	300	318,000
Rackspace Hosting, Inc., Gtd. Notes, 144A(a)	8.625%	11/15/24	1,315	1,403,237
RP Crown Parent LLC, Sr. Sec’d. Notes, 144A	7.375%	10/15/24	1,450	1,484,438
Solera LLC/Solera Finance, Inc., Sr. Unsec’d. Notes, 144A	10.500%	03/01/24	490	557,841

				48,870,214

Telecommunications — 7.3%
Aegis Merger Sub, Inc., Sr. Unsec’d. Notes, 144A	10.250%	02/15/23	874	961,400
Avaya, Inc., Sec’d. Notes, 144A(d)	10.500%	03/01/21	2,705	108,198
Avaya, Inc., Sr. Sec’d. Notes, 144A(a)(d)	7.000%	04/01/19	1,282	1,083,289
C&W Senior Financing Designated Activity Co. (Ireland), Sr. Unsec’d. Notes, 144A	6.875%	09/15/27	1,425	1,481,999
CB Escrow Corp., Sr. Unsec’d. Notes, 144A	8.000%	10/15/25	351	352,755
CenturyLink, Inc., Sr. Unsec’d. Notes	6.450%	06/15/21	2,040	2,122,681
CenturyLink, Inc., Sr. Unsec’d. Notes	6.875%	01/15/28	800	772,950

A746

AST HIGH YIELD PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Telecommunications (cont’d.)
Cincinnati Bell, Inc., Gtd. Notes, 144A	7.000%	07/15/24	518	$507,639
CommScope Technologies LLC, Gtd. Notes, 144A	5.000%	03/15/27	337	337,843
CommScope Technologies LLC, Gtd. Notes, 144A	6.000%	06/15/25	478	510,863
CommScope, Inc., Gtd. Notes, 144A	5.500%	06/15/24	692	724,005
Consolidated Communications, Inc., Gtd. Notes(a)	6.500%	10/01/22	430	413,338
Digicel Group Ltd. (Jamaica), Sr. Unsec’d. Notes, 144A	8.250%	09/30/20	1,725	1,685,118
Digicel Ltd. (Jamaica), Gtd. Notes, 144A	6.750%	03/01/23	2,150	2,107,000
Embarq Corp., Sr. Unsec’d. Notes	7.995%	06/01/36	5,045	5,120,675
Frontier Communications Corp., Sr. Unsec’d. Notes	6.250%	09/15/21	333	273,793
Frontier Communications Corp., Sr. Unsec’d. Notes(a)	6.875%	01/15/25	800	598,000
Frontier Communications Corp., Sr. Unsec’d. Notes	8.500%	04/15/20	278	269,660
Frontier Communications Corp., Sr. Unsec’d. Notes(a)	9.250%	07/01/21	1,047	919,070
Frontier Communications Corp., Sr. Unsec’d. Notes	10.500%	09/15/22	1,180	1,023,650
Frontier Communications Corp., Sr. Unsec’d. Notes(a)	11.000%	09/15/25	8,789	7,448,678
Goodman Networks, Inc., Sr. Sec’d. Notes	8.000%	05/11/22	453	376,373
GTT Communications, Inc., Gtd. Notes, 144A	7.875%	12/31/24	2,455	2,608,438
Hughes Satellite Systems Corp., Gtd. Notes	6.625%	08/01/26	443	474,010
Hughes Satellite Systems Corp., Sr. Sec’d. Notes	5.250%	08/01/26	693	720,720
Intelsat Jackson Holdings SA (Luxembourg), Gtd. Notes	5.500%	08/01/23	3,183	2,697,593
Intelsat Jackson Holdings SA (Luxembourg), Gtd. Notes	7.250%	10/15/20	640	616,000
Intelsat Jackson Holdings SA (Luxembourg), Gtd. Notes	7.500%	04/01/21	1,485	1,407,038
Intelsat Jackson Holdings SA (Luxembourg), Gtd. Notes, 144A	9.750%	07/15/25	2,675	2,701,750
Intelsat Jackson Holdings SA (Luxembourg), Sr. Sec’d. Notes, 144A	8.000%	02/15/24	1,062	1,141,650
Intelsat Luxembourg SA (Luxembourg), Gtd. Notes	8.125%	06/01/23	1,155	721,875
Level 3 Financing, Inc., Gtd. Notes	5.125%	05/01/23	5	5,084
Level 3 Financing, Inc., Gtd. Notes	5.250%	03/15/26	3,212	3,291,304
Level 3 Financing, Inc., Gtd. Notes	5.375%	01/15/24	619	633,701
Level 3 Financing, Inc., Gtd. Notes	5.625%	02/01/23	286	294,919
Nokia OYJ (Finland), Sr. Unsec’d. Notes	3.375%	06/12/22	110	110,963
Nokia OYJ (Finland), Sr. Unsec’d. Notes	4.375%	06/12/27	110	113,163
Nokia OYJ (Finland), Sr. Unsec’d. Notes	5.375%	05/15/19	95	99,643
Nokia OYJ (Finland), Sr. Unsec’d. Notes	6.625%	05/15/39	318	366,972
ORBCOMM, Inc., Sr. Sec’d. Notes, 144A	8.000%	04/01/24	1,600	1,716,000
Qwest Capital Funding, Inc., Gtd. Notes	6.875%	07/15/28	142	135,692
Qwest Capital Funding, Inc., Gtd. Notes	7.750%	02/15/31	735	682,631
Qwest Corp., Sr. Unsec’d. Notes	7.250%	09/15/25	420	464,733
SoftBank Group Corp. (Japan), Gtd. Notes, 144A	4.500%	04/15/20	1,032	1,064,683
Sprint Capital Corp., Gtd. Notes	6.875%	11/15/28	3,774	4,226,880
Sprint Capital Corp., Gtd. Notes	8.750%	03/15/32	1,646	2,104,823
Sprint Communications, Inc., Gtd. Notes, 144A	9.000%	11/15/18	996	1,069,873
Sprint Communications, Inc., Sr. Unsec’d. Notes	6.000%	11/15/22	843	902,448

A747

AST HIGH YIELD PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Telecommunications (cont’d.)
Sprint Communications, Inc., Sr. Unsec’d. Notes	7.000%	08/15/20	632	$690,536
Sprint Communications, Inc., Sr. Unsec’d. Notes	11.500%	11/15/21	243	308,868
Sprint Corp., Gtd. Notes	7.125%	06/15/24	5,836	6,565,500
Sprint Corp., Gtd. Notes	7.250%	09/15/21	759	843,439
Sprint Corp., Gtd. Notes(a)	7.625%	02/15/25	2,707	3,104,591
Sprint Corp., Gtd. Notes	7.875%	09/15/23	3,927	4,555,320
Telecom Italia Capital SA (Italy), Gtd. Notes	6.000%	09/30/34	249	275,456
Telecom Italia Capital SA (Italy), Gtd. Notes	6.375%	11/15/33	204	234,855
T-Mobile USA, Inc., Gtd. Notes	5.125%	04/15/25	459	479,655
T-Mobile USA, Inc., Gtd. Notes	5.375%	04/15/27	307	330,885
T-Mobile USA, Inc., Gtd. Notes	6.000%	03/01/23	1,242	1,308,758
T-Mobile USA, Inc., Gtd. Notes	6.000%	04/15/24	208	220,740
T-Mobile USA, Inc., Gtd. Notes	6.375%	03/01/25	1,694	1,823,930
T-Mobile USA, Inc., Gtd. Notes	6.500%	01/15/24	590	628,645
T-Mobile USA, Inc., Gtd. Notes	6.500%	01/15/26	1,502	1,657,832
T-Mobile USA, Inc., Gtd. Notes	6.625%	04/01/23	630	663,088
T-Mobile USA, Inc., Gtd. Notes	6.836%	04/28/23	529	558,756
Trilogy International Partners LLC/Trilogy International Finance, Inc. (New Zealand), Sr. Sec’d. Notes, 144A	8.875%	05/01/22	175	182,438
ViaSat, Inc., Sr. Unsec’d. Notes, 144A	5.625%	09/15/25	1,490	1,499,387
Wind Acquisition Finance SA (Italy), Sec’d. Notes, 144A	7.375%	04/23/21	3,280	3,411,200
Windstream Services LLC, Gtd. Notes(a)	7.500%	06/01/22	294	211,498
Windstream Services LLC, Gtd. Notes(a)	7.500%	04/01/23	387	275,738
Windstream Services LLC, Gtd. Notes(a)	7.750%	10/01/21	967	715,580
Xplornet Communications, Inc. (Canada), Sr. Unsec’d. Notes, Cash coupon 9.625% or PIK 10.625%, 144A	9.625%	06/01/22	2,225	2,369,625

				92,487,883

Textiles — 0.3%
Springs Industries, Inc., Sr. Sec’d. Notes	6.250%	06/01/21	3,130	3,227,813

Transportation — 0.5%
Hornbeck Offshore Services, Inc., Gtd. Notes (original cost $346,313; purchased 01/17/17 - 02/07/17)(f)	5.000%	03/01/21	500	252,500
Hornbeck Offshore Services, Inc., Gtd. Notes (original cost $870,000; purchased 03/02/12 - 01/10/17)(a)(f)	5.875%	04/01/20	920	598,000
Navios Maritime Holdings, Inc./Navios Maritime Finance II US, Inc. (Monaco), Sr. Sec’d. Notes, 144A	7.375%	01/15/22	850	702,313
XPO Logistics, Inc., Gtd. Notes, 144A	6.125%	09/01/23	1,350	1,409,063
XPO Logistics, Inc., Gtd. Notes, 144A(a)	6.500%	06/15/22	2,900	3,045,000

				6,006,876

Trucking & Leasing — 0.3%
DAE Funding LLC (United Arab Emirates), Gtd. Notes, 144A	4.500%	08/01/22	315	322,836
DAE Funding LLC (United Arab Emirates), Gtd. Notes, 144A	5.000%	08/01/24	1,635	1,675,875
Park Aerospace Holdings Ltd. (Ireland), Gtd. Notes, 144A	4.500%	03/15/23	77	76,893
Park Aerospace Holdings Ltd. (Ireland), Gtd. Notes, 144A	5.250%	08/15/22	300	312,000

A748

AST HIGH YIELD PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Trucking & Leasing (cont’d.)
Park Aerospace Holdings Ltd. (Ireland), Gtd. Notes, 144A	5.500%	02/15/24	990	$1,039,500
				3,427,104

TOTAL CORPORATE BONDS (cost $1,107,558,649)				1,115,649,077

			Shares
COMMON STOCKS — 0.2%

Independent Power & Renewable Electricity Producers — 0.1%
Dynegy, Inc.*			8,000	78,320
Vistra Energy Corp.			97,161	1,815,939

				1,894,259

Media — 0.0%
Mood Media Corp.*^			26,250	14,963
Mood Media Corp.*^			21,428	12,214

				27,177

Oil, Gas & Consumable Fuels — 0.1%
Penn Virginia Corp.*			4,625	184,908
Penn Virginia Corp. NPV*			5,642	225,567
Sabine Oil & Gas Holdings, Inc.*			239	10,277
Stone Energy Corp.*			5,464	158,784
Ultra Petroleum Corp.*(a)			38,499	333,786

				913,322

Wireless Telecommunication Services — 0.0%
Goodman Networks, Inc.*^			27,103	—
NII Holdings, Inc.*			90,376	41,573

				41,573

TOTAL COMMON STOCKS (cost $4,557,017)				2,876,331

PREFERRED STOCKS — 0.4%

Capital Markets — 0.1%
Goldman Sachs Group, Inc. (The), Series K, 6.375%			26,000	761,020

Independent Power & Renewable Electricity Producers — 0.1%
Dynegy, Inc., Series A, CVT, 5.375%			36,100	1,196,715

Insurance — 0.2%
XLIT Ltd. (Bermuda), Series D, 4.424%			2,550	2,441,625

Wireless Telecommunication Services — 0.0%
Goodman Networks, Inc.^			32,246	110,604

TOTAL PREFERRED STOCKS (cost $4,713,790)				4,509,964

A749

AST HIGH YIELD PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

	Units	Value

RIGHTS* — 0.0%

Independent Power & Renewable Electricity Producers — 0.0%
Vistra Energy Corp., (TRAs)^ (cost $0)	179,373	$197,310

WARRANTS* — 0.0%

Oil, Gas & Consumable Fuels — 0.0%
Sabine Oil & Gas Holdings, Inc., expiring 04/13/26	759	5,123
Sabine Oil & Gas Holdings, Inc., expiring 04/13/26	135	776

		5,899

Specialty Retail — 0.0%
Nebraska Book Holdings, Inc., expiring 06/29/19^	5,983	—
Nebraska Book Holdings, Inc., expiring 06/29/19^	2,792	—

		—

TOTAL WARRANTS (cost $6,123)		5,899

TOTAL LONG-TERM INVESTMENTS
(cost $1,210,971,102)		1,214,442,488

	Shares
SHORT-TERM INVESTMENTS — 16.8%

AFFILIATED MUTUAL FUNDS
Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund(w)	40,902,979	40,902,979
Prudential Investment Portfolios 2 - Prudential Institutional Money Market Fund (cost $171,996,464; includes $171,814,376 of cash collateral for securities on loan)(b)(w)	171,966,770	171,983,966

TOTAL SHORT-TERM INVESTMENTS (cost $212,899,443)		212,886,945

TOTAL INVESTMENTS — 112.7% (cost $1,423,870,545)		1,427,329,433
Liabilities in excess of other assets(z) — (12.7)%		(160,777,559)

NET ASSETS — 100.0%		$1,266,551,874

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.
#	Principal amount is shown in U.S. dollars unless otherwise stated.
^	Indicates a Level 3 security. The aggregate value of Level 3 securities is $2,732,937 and 0.2% of net assets.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $167,918,110; cash collateral of $171,814,376 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at September 30, 2017.
(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(dd)	On June 14, 2017, GenOn Energy, Inc. and Its subsidiaries filed for bankruptcy under Chapter 11. In connection with the Chapter 11 plan of reorganization (the “GenOn Reorganization Plan”) GenOn Energy, Inc. and Its subsidiaries will issue a 144A high yield bond offering for the exit financing of the bankruptcy. As part of the GenOn Reorganization Plan and restructuring of the existing bond, PGIM, Inc. has agreed to participate in a backstop commitment of $8,258,000 for the new bond offering. Under the commitment agreement, the Fund will be obligated to purchase all of the unsubscribed shares of the bond offering. The Fund has received a backstop fee of $412,900 in conjunction with this commitment. The offering is expected to close by December 31, 2017.
(f)	Indicates a restricted security; the aggregate original cost of such securities is $2,998,657. The aggregate value of $2,557,125 is 0.2% of net assets.
(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund and Prudential Institutional Money Market Fund.

A750

AST HIGH YIELD PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

(z)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts outstanding at September 30, 2017:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Current Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Long Positions:
99	2 Year U.S. Treasury Notes	Dec. 2017	$21,404,016	$21,354,609	$(49,407)
264	10 Year U.S. Treasury Notes	Dec. 2017	33,270,000	33,082,500	(187,500)
54	20 Year U.S. Treasury Bonds	Dec. 2017	8,368,797	8,251,875	(116,922)
29	30 Year U.S. Ultra Treasury Bonds	Dec. 2017	4,861,695	4,788,625	(73,070)

					$(426,899)

Cash of $860,000 has been segregated with Citigroup Global Markets to cover requirements for open futures contracts at September 30, 2017.

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 -	unadjusted quoted prices generally in active markets for identical securities.

Level 2 -	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 -	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2017 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities
Collateralized Loan Obligations	$—	$49,771,379	$—
Bank Loans	—	40,182,535	584,548
Convertible Bonds	—	665,445	—
Corporate Bonds	—	1,113,835,779	1,813,298
Common Stocks	2,623,587	225,567	27,177
Preferred Stocks	4,399,360	—	110,604
Warrants	—	5,899	—
Rights	—	—	197,310
Affiliated Mutual Funds	212,886,945	—	—
Other Financial Instruments*
Futures Contracts	(426,899)	—	—

Total	$219,482,993	$1,204,686,604	$2,732,937

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

A751

AST HOTCHKIS & WILEY LARGE-CAP VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

	Shares	Value

LONG-TERM INVESTMENTS — 98.2%

COMMON STOCKS
Aerospace & Defense — 0.6%
Embraer SA (Brazil), ADR(a)	466,800	$10,554,348

Auto Components — 2.1%
Adient PLC	199,200	16,730,808
Magna International, Inc. (Canada)	413,900	22,093,982

		38,824,790

Automobiles — 2.7%
General Motors Co.	745,600	30,107,328
Harley-Davidson, Inc.(a)	182,600	8,803,146
Honda Motor Co. Ltd. (Japan), ADR	318,200	9,405,992

		48,316,466

Banks — 15.1%
Bank of America Corp.	2,283,854	57,872,860
Citigroup, Inc.	1,118,960	81,393,150
Citizens Financial Group, Inc.	678,900	25,709,943
JPMorgan Chase & Co.	432,000	41,260,320
Wells Fargo & Co.	1,220,083	67,287,577

		273,523,850

Building Products — 2.5%
Johnson Controls International PLC	1,126,107	45,370,851

Capital Markets — 3.0%
Goldman Sachs Group, Inc. (The)	136,800	32,447,592
State Street Corp.	231,700	22,136,618

		54,584,210

Communications Equipment — 3.5%
ARRIS International PLC*	486,900	13,871,781
Telefonaktiebolaget LM Ericsson (Sweden), ADR(a)	8,529,800	49,046,350

		62,918,131

Construction & Engineering — 0.5%
Fluor Corp.	219,900	9,257,790

Consumer Finance — 4.7%
Capital One Financial Corp.	618,900	52,396,074
Discover Financial Services	509,900	32,878,352

		85,274,426

Containers & Packaging — 1.6%
International Paper Co.	526,700	29,927,094

Electric Utilities — 0.4%
PPL Corp.	193,400	7,339,530

Electronic Equipment, Instruments & Components — 3.2%
Corning, Inc.	1,628,600	48,727,712
TE Connectivity Ltd.	111,000	9,219,660

		57,947,372

Energy Equipment & Services — 1.1%
National Oilwell Varco, Inc.(a)	555,400	19,844,442

Food & Staples Retailing — 0.9%
Wal-Mart Stores, Inc.	220,200	17,206,428

Health Care Equipment & Supplies — 3.9%
Koninklijke Philips NV (Netherlands), NVDR	967,997	39,881,476
Medtronic PLC	203,800	15,849,526
Zimmer Biomet Holdings, Inc.	136,200	15,947,658

		71,678,660

	Shares	Value

COMMON STOCKS (Continued)
Health Care Providers & Services — 2.4%
Anthem, Inc.	234,000	$44,431,920

Independent Power & Renewable Electricity Producers — 1.0%
Calpine Corp.*	1,221,900	18,023,025

Insurance — 6.3%
American International Group, Inc.	1,434,900	88,088,518
Travelers Cos., Inc. (The)	216,000	26,464,320

		114,552,838

Machinery — 6.1%
CNH Industrial NV (United Kingdom)(a)	2,879,400	34,581,594
Cummins, Inc.	309,900	52,072,497
PACCAR, Inc.	132,600	9,592,284
Parker-Hannifin Corp.	81,900	14,334,138

		110,580,513

Media — 4.8%
CBS Corp. (Class B Stock)(a)	338,400	19,627,200
Comcast Corp. (Class A Stock)	699,100	26,901,368
Discovery Communications, Inc. (Class A Stock)*(a)	1,366,600	29,094,914
Discovery Communications, Inc. (Class C Stock)*(a)	530,600	10,749,956

		86,373,438

Multiline Retail — 0.6%
Target Corp.(a)	187,400	11,058,474

Oil, Gas & Consumable Fuels — 11.9%
Andeavor	185,000	19,082,750
Apache Corp.(a)	848,700	38,870,460
Hess Corp.(a)	734,900	34,459,461
Marathon Oil Corp.(a)	3,523,900	47,784,084
Murphy Oil Corp.(a)	1,430,600	37,996,736
Royal Dutch Shell PLC (Netherlands) (Class A Stock), ADR(a)	620,293	37,577,350

		215,770,841

Pharmaceuticals — 3.2%
GlaxoSmithKline PLC (United Kingdom), ADR(a)	768,200	31,188,920
Sanofi (France), ADR(a)	559,700	27,867,463

		59,056,383

Software — 8.0%
Micro Focus International PLC (United Kingdom), ADR*	360,894	11,512,523
Microsoft Corp.	935,050	69,651,875
Oracle Corp.	1,339,000	64,740,650

		145,905,048

Specialty Retail — 0.7%
Bed Bath & Beyond, Inc.(a)	522,900	12,272,463

Technology Hardware, Storage & Peripherals — 4.8%
Hewlett Packard Enterprise Co.	5,964,200	87,733,382

Wireless Telecommunication Services — 2.6%
Vodafone Group PLC (United Kingdom), ADR(a)	1,634,345	46,513,459

TOTAL LONG-TERM INVESTMENTS (cost $1,564,056,482)		1,784,840,172

A752

AST HOTCHKIS & WILEY LARGE-CAP VALUE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

SHORT-TERM INVESTMENTS — 18.4%

AFFILIATED MUTUAL FUNDS
Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund(w)	28,901,652	28,901,652
Prudential Investment Portfolios 2 - Prudential Institutional Money Market Fund (cost $305,299,709; includes $304,991,618 of cash collateral for securities on loan)(b)(w)	305,269,182	305,299,709

TOTAL SHORT-TERM INVESTMENTS (cost $334,201,361)		334,201,361

TOTAL INVESTMENTS — 116.6% (cost $1,898,257,843)		2,119,041,533
Liabilities in excess of other assets — (16.6)%		(301,650,277)

NET ASSETS — 100.0%		$1,817,391,256

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $297,009,276; cash collateral of $304,991,618 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund and Prudential Institutional Money Market Fund.

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2017 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$10,554,348	$—	$—
Auto Components	38,824,790	—	—
Automobiles	48,316,466	—	—
Banks	273,523,850	—	—
Building Products	45,370,851	—	—
Capital Markets	54,584,210	—	—
Communications Equipment	62,918,131	—	—
Construction & Engineering	9,257,790	—	—
Consumer Finance	85,274,426	—	—
Containers & Packaging	29,927,094	—	—
Electric Utilities	7,339,530	—	—
Electronic Equipment, Instruments & Components	57,947,372	—	—
Energy Equipment & Services	19,844,442	—	—
Food & Staples Retailing	17,206,428	—	—
Health Care Equipment & Supplies	71,678,660	—	—
Health Care Providers & Services	44,431,920	—	—
Independent Power & Renewable Electricity Producers	18,023,025	—	—
Insurance	114,552,838	—	—
Machinery	110,580,513	—	—
Media	86,373,438	—	—
Multiline Retail	11,058,474	—	—
Oil, Gas & Consumable Fuels	215,770,841	—	—
Pharmaceuticals	59,056,383	—	—
Software	145,905,048	—	—
Specialty Retail	12,272,463	—	—
Technology Hardware, Storage & Peripherals	87,733,382	—	—

A753

AST HOTCHKIS & WILEY LARGE-CAP VALUE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Common Stocks (continued)
Wireless Telecommunication Services	$46,513,459	$—	$—
Affiliated Mutual Funds	334,201,361	—	—

Total	$2,119,041,533	$—	$—

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

A754

AST INTERNATIONAL GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS		September 30, 2017 (unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 97.4%
COMMON STOCKS — 96.1%
Argentina — 1.2%
MercadoLibre, Inc.(a)	111,567	$28,888,043

Australia — 2.4%
BHP Billiton PLC	920,563	16,244,227
Brambles Ltd.	385,262	2,726,901
CSL Ltd.	142,833	15,036,487
Insurance Australia Group Ltd.	2,606,159	13,052,654
Macquarie Group Ltd.	186,319	13,339,702

		60,399,971

Austria — 0.4%
ANDRITZ AG	168,385	9,731,604

Belgium — 0.8%
KBC Group NV	239,669	20,333,387

Brazil — 0.7%
Raia Drogasil SA	739,952	17,515,495

Canada — 4.9%
Alimentation Couche-Tard, Inc. (Class B Stock)	295,329	13,467,618
Brookfield Asset Management, Inc. (Class A Stock)	408,411	16,867,374
Canadian National Railway Co.	248,933	20,624,880
Constellation Software, Inc.	24,839	13,551,513
Shopify, Inc. (Class A Stock)*(a)	164,267	19,135,464
Suncor Energy, Inc.	700,735	24,558,719
Toronto-Dominion Bank (The)	268,809	15,134,308

		123,339,876

China — 8.6%
Alibaba Group Holding Ltd., ADR*(a)	593,098	102,433,955
Baidu, Inc., ADR*	56,900	14,093,561
China Merchants Bank Co. Ltd. (Class H Stock)	4,009,000	14,196,082
NetEase, Inc., ADR(a)	37,862	9,988,374
Tencent Holdings Ltd.	1,722,506	75,309,156

		216,021,128

Denmark — 0.6%
Novo Nordisk A/S (Class B Stock)	325,368	15,643,280

Finland — 0.5%
Sampo Oyj (Class A Stock)	239,474	12,673,957

France — 12.1%
Air Liquide SA	69,337	9,246,433
Arkema SA	206,243	25,306,257
BNP Paribas SA	227,271	18,335,163
Cie Generale des Etablissements Michelin (Class B Stock)	75,564	11,024,843
Dassault Systemes SE	139,397	14,103,103
Elior Group SA, 144A	272,265	7,213,422
Kering	75,474	30,066,225
L’Oreal SA	111,979	23,744,301
LVMH Moet Hennessy Louis Vuitton SE	154,492	42,707,101
Pernod Ricard SA	82,705	11,440,878
Schneider Electric SE*	124,725	10,861,124
Sodexo SA	87,422	10,898,043
SPIE SA	374,940	10,315,311
TOTAL SA	447,753	24,041,715

	Shares	Value
COMMON STOCKS (Continued)
France (cont’d.)
Valeo SA	753,520	$55,911,480

		305,215,399

Germany — 7.7%
adidas AG	156,914	35,535,624
Brenntag AG	131,420	7,326,079
Continental AG	44,990	11,426,007
CTS Eventim AG & Co. KGaA	198,264	8,662,185
Deutsche Boerse AG	110,365	11,982,313
Fresenius SE & Co. KGaA	189,888	15,356,147
Infineon Technologies AG	1,437,871	36,251,982
Rational AG	13,380	9,209,825
SAP SE, ADR(a)	174,800	19,166,820
Siemens AG	110,226	15,553,839
Wirecard AG	261,970	23,998,699

		194,469,520

Hong Kong — 2.8%
AIA Group Ltd.	4,338,036	32,115,786
Sands China Ltd.	2,396,800	12,535,504
Techtronic Industries Co. Ltd.	4,579,463	24,514,260

		69,165,550

India — 2.5%
HDFC Bank Ltd., ADR	231,444	22,304,258
Hero MotoCorp Ltd.	186,957	10,820,459
Housing Development Finance Corp. Ltd.	432,770	11,551,945
Maruti Suzuki India Ltd.	157,650	19,289,347

		63,966,009

Ireland — 1.8%
AerCap Holdings NV*	257,800	13,176,158
Kingspan Group PLC	375,537	15,993,182
Ryanair Holdings PLC, ADR*	147,765	15,577,386

		44,746,726

Israel — 0.9%
Check Point Software Technologies Ltd.*(a)	190,881	21,764,252

Italy — 2.3%
Azimut Holding SpA	392,860	8,511,763
Brembo SpA	742,231	12,563,853
Brunello Cucinelli SpA(a)	495,685	15,368,774
Brunello Cucinelli SpA, 144A(a)	92,454	2,866,548
Ferrari NV	156,748	17,343,808

		56,654,746

Japan — 11.0%
Bridgestone Corp.	186,500	8,467,796
Daikin Industries Ltd.	269,991	27,342,666
FANUC Corp.	72,800	14,760,464
Hoya Corp.	352,100	19,041,160
Kansai Paint Co. Ltd.	552,100	13,907,871
Kao Corp.	167,200	9,843,625
Keyence Corp.	130,531	69,425,245
Kose Corp.	78,100	8,951,996
Mitsubishi UFJ Financial Group, Inc.	1,942,500	12,629,817
Nabtesco Corp.	165,400	6,154,002
Nippon Prologis REIT, Inc.	3,447	7,265,416
Nitori Holdings Co. Ltd.	86,400	12,356,220
Omron Corp.	93,100	4,747,395

A755

AST INTERNATIONAL GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Japan (cont’d.)
ORIX Corp.	708,090	$11,431,562
Park24 Co. Ltd.	116,000	2,824,920
Santen Pharmaceutical Co. Ltd.	640,500	10,105,760
Shionogi & Co. Ltd.	184,700	10,096,976
SMC Corp.	40,100	14,169,791
Tokyo Electron Ltd.	29,200	4,495,313
Toyota Motor Corp.	154,300	9,200,667

		277,218,662

Luxembourg — 0.2%
Tenaris SA	414,396	5,874,027

Netherlands — 3.7%
ASML Holding NV	291,719	49,847,976
Heineken NV	102,987	10,190,765
Koninklijke Philips NV	402,052	16,588,563
Royal Dutch Shell PLC (Class A Stock)	528,751	16,014,487

		92,641,791

South Africa — 0.3%
Bid Corp. Ltd.(a)	340,603	7,640,411

Spain — 1.8%
Amadeus IT Group SA	171,261	11,138,539
Banco Bilbao Vizcaya Argentaria SA	615,076	5,498,993
Industria de Diseno Textil SA	729,572	27,504,870

		44,142,402

Sweden — 2.5%
Atlas Copco AB (Class A Stock)	914,657	38,801,895
Hexagon AB (Class B Stock)	235,993	11,707,159
Nordea Bank AB	962,160	13,063,459

		63,572,513

Switzerland — 8.4%
Cie Financiere Richemont SA	81,435	7,454,235
Ferguson PLC	235,942	15,479,952
Geberit AG	26,511	12,550,729
Givaudan SA	14,321	31,176,648
Julius Baer Group Ltd.*	170,230	10,101,471
Lonza Group AG*	66,037	17,352,183
Novartis AG	149,470	12,820,781
Partners Group Holding AG	37,833	25,684,748
Roche Holding AG	62,015	15,852,283
SGS SA	6,300	15,128,036
Sonova Holding AG	56,285	9,553,596
Straumann Holding AG	36,403	23,411,287
Temenos Group AG*	45,188	4,615,468
UBS Group AG*	565,200	9,668,865

		210,850,282

Taiwan — 0.7%
Taiwan Semiconductor Manufacturing Co. Ltd.	2,356,000	16,874,756

Thailand — 0.5%
CP ALL PCL	6,040,701	12,100,192

United Kingdom — 11.3%
Ashtead Group PLC	670,694	16,179,812
ASOS PLC*	63,891	5,103,338
Barclays PLC	3,505,105	9,088,662
Bunzl PLC	421,514	12,805,279

	Shares	Value
COMMON STOCKS (Continued)
United Kingdom (cont’d.)
Compass Group PLC	2,074,772	$44,021,496
DCC PLC	92,410	8,973,143
Experian PLC	685,468	13,768,745
Howden Joinery Group PLC	1,584,500	9,156,545
Lloyds Banking Group PLC	14,728,864	13,384,937
London Stock Exchange Group PLC	163,801	8,410,503
Micro Focus International PLC*	226,900	7,262,518
Prudential PLC	531,395	12,716,529
RELX PLC	1,284,363	28,186,974
Spectris PLC	282,085	9,113,570
St. James’s Place PLC	2,418,498	37,171,767
Unilever NV, CVA	718,926	42,496,147
Worldpay Group PLC, 144A	1,289,161	7,036,395

		284,876,360

United States — 5.3%
Albemarle Corp.(a)	175,341	23,900,732
Aon PLC	124,200	18,145,620
Broadcom Ltd.	64,699	15,692,095
Core Laboratories NV(a)	31,900	3,148,530
Delphi Automotive PLC	70,900	6,976,560
JPMorgan Chase & Co.	144,451	13,796,515
Nielsen Holdings PLC(a)	208,400	8,638,180
Samsonite International SA	2,374,400	10,211,802
Sensata Technologies Holding NV*(a)	226,600	10,892,662
TE Connectivity Ltd.	103,231	8,574,367
Yum China Holdings, Inc.*	329,065	13,152,728

		133,129,791

Zambia — 0.2%
First Quantum Minerals Ltd.	438,459	4,923,110

TOTAL COMMON STOCKS
(cost $1,847,595,967)		2,414,373,240

PREFERRED STOCKS — 1.3%
Germany
Henkel AG & Co. KGaA (PRFC)	110,407	15,042,041
Sartorius AG (PRFC)	189,021	18,087,132

TOTAL PREFERRED STOCKS
(cost $27,173,292)		33,129,173

TOTAL LONG-TERM INVESTMENTS
(cost $1,874,769,259)		2,447,502,413

A756

AST INTERNATIONAL GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

	Shares	Value
SHORT-TERM INVESTMENTS — 11.2%
AFFILIATED MUTUAL FUNDS — 10.4%
Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund(w)	30,262,216	$30,262,216
Prudential Investment Portfolios 2 - Prudential Institutional Money Market Fund (cost $229,960,682; includes $229,766,018 of cash collateral for securities on loan)(b)(w)	229,937,688	229,960,682

TOTAL AFFILIATED MUTUAL FUNDS
(cost $260,222,898)		260,222,898

UNAFFILIATED FUND — 0.8%
BlackRock Liquidity Funds FedFund Portfolio (cost $20,639,823)	20,639,824	20,639,824

TOTAL SHORT-TERM INVESTMENTS
(cost $280,862,721)		280,862,722

Value
TOTAL INVESTMENTS — 108.6% (cost $2,155,631,980)	$2,728,365,135
Liabilities in excess of other assets — (8.6)%	(216,128,919)

NET ASSETS — 100.0%	$2,512,236,216

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $227,319,917; cash collateral of $229,766,018 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as the manager of the Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund and Prudential Institutional Money Market Fund.

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2017 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Argentina	$28,888,043	$—	$—
Australia	—	60,399,971	—
Austria	—	9,731,604	—
Belgium	—	20,333,387	—
Brazil	17,515,495	—	—
Canada	123,339,876	—	—
China	126,515,890	89,505,238	—
Denmark	—	15,643,280	—
Finland	—	12,673,957	—
France	—	305,215,399	—
Germany	19,166,820	175,302,700	—
Hong Kong	—	69,165,550	—
India	22,304,258	41,661,751	—
Ireland	28,753,544	15,993,182	—
Israel	21,764,252	—	—
Italy	—	56,654,746	—
Japan	—	277,218,662	—
Luxembourg	—	5,874,027	—
Netherlands	—	92,641,791	—
South Africa	—	7,640,411	—
Spain	—	44,142,402	—
Sweden	—	63,572,513	—
Switzerland	—	210,850,282	—
Taiwan	—	16,874,756	—
Thailand	12,100,192	—	—
United Kingdom	—	284,876,360	—
United States	122,917,989	10,211,802	—

A757

AST INTERNATIONAL GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Common Stocks (continued)
Zambia	$4,923,110	$—	$ —
Preferred Stocks
Germany	—	33,129,173	—
Affiliated Mutual Funds	260,222,898	—	—
Unaffiliated Fund	20,639,824	—	—

Total	$809,052,191	$1,919,312,944	$ —

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of September 30, 2017 were as follows:

Affiliated Mutual Funds (9.1% represents investments purchased with collateral from securities on loan)	10.4%
Internet Software & Services	9.9
Banks	6.3
Textiles, Apparel & Luxury Goods	5.7
Capital Markets	5.6
Semiconductors & Semiconductor Equipment	4.9
Auto Components	4.2
Electronic Equipment, Instruments & Components	4.1
Chemicals	4.1
Machinery	3.7
Insurance	3.5
Hotels, Restaurants & Leisure	3.5
Health Care Equipment & Supplies	3.4
Personal Products	3.4
Software	3.2
Trading Companies & Distributors	3.0
Professional Services	2.6
Oil, Gas & Consumable Fuels	2.6
Pharmaceuticals	2.6
Automobiles	2.3

Building Products	2.2%
Food & Staples Retailing	2.0
IT Services	1.7
Specialty Retail	1.6
Industrial Conglomerates	1.0
Household Durables	1.0
Electrical Equipment	0.9
Beverages	0.9
Metals & Mining	0.8
Unaffiliated Fund	0.8
Road & Rail	0.8
Life Sciences Tools & Services	0.7
Commercial Services & Supplies	0.6
Airlines	0.6
Health Care Providers & Services	0.6
Household Products	0.6
Biotechnology	0.6
Thrifts & Mortgage Finance	0.5
Diversified Financial Services	0.5
Energy Equipment & Services	0.4
Media	0.3
Equity Real Estate Investment Trusts (REITs)	0.3
Internet & Direct Marketing Retail	0.2

108.6
Liabilities in excess of other assets	(8.6)

100.0%

A758

AST INTERNATIONAL VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS		September 30, 2017 (unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 97.3%
COMMON STOCKS — 97.3%
Australia — 4.8%
Ausdrill Ltd.	793,540	$1,252,614
Australia & New Zealand Banking Group Ltd.	298,300	6,948,478
Bendigo & Adelaide Bank Ltd.	547,900	5,002,418
BHP Billiton PLC	1,095,366	19,328,796
Caltex Australia Ltd.	478,291	12,067,956
CSR Ltd.	1,070,300	3,985,511
Downer EDI Ltd.	1,505,900	8,024,405
Fortescue Metals Group Ltd.	897,300	3,633,834
Harvey Norman Holdings Ltd.(a)	1,224,000	3,733,509
LendLease Group	707,400	9,966,731
Metcash Ltd.	2,725,199	5,489,404
Mineral Resources Ltd.	497,700	6,371,124
Myer Holdings Ltd.(a)	3,255,300	1,980,533
National Australia Bank Ltd.	269,136	6,672,664
Qantas Airways Ltd.	1,938,002	8,876,682
Wesfarmers Ltd.	199,600	6,479,722

		109,814,381

Austria — 0.9%
OMV AG	223,900	13,053,346
voestalpine AG	144,800	7,384,113

		20,437,459

Belgium — 1.4%
AGFA-Gevaert NV*	708,900	3,382,008
Anheuser-Busch InBev SA/NV	137,823	16,474,888
Bekaert SA	60,500	2,904,474
bpost SA	55,400	1,647,637
KBC Group NV	84,450	7,164,692

		31,573,699

Brazil — 0.4%
BB Seguridade Participacoes SA	977,600	8,797,057

Canada — 1.8%
Canadian National Railway Co.	142,630	11,817,343
National Bank of Canada	281,800	13,562,084
Suncor Energy, Inc.	471,160	16,512,784

		41,892,211

China — 0.2%
China Resources Cement Holdings Ltd.	6,988,000	4,308,187

Denmark — 1.5%
AP Moller - Maersk A/S (Class B Stock)	6,470	12,319,287
Carlsberg A/S (Class B Stock)	97,523	10,701,583
Danske Bank A/S	248,400	9,954,280
Dfds A/S	34,379	1,966,280

		34,941,430

Finland — 1.1%
Sampo Oyj (Class A Stock)	243,187	12,870,464
Tieto OYJ	62,600	1,909,857
UPM-Kymmene OYJ	401,400	10,890,366

		25,670,687

France — 11.3%
Air Liquide SA	118,238	15,767,625
Arkema SA	38,800	4,760,805

	Shares	Value
COMMON STOCKS (Continued)
France (cont’d.)
Atos SE	73,100	$11,338,331
AXA SA	323,600	9,783,065
BNP Paribas SA	105,500	8,511,247
Capgemini SE	174,115	20,410,448
Carrefour SA	324,700	6,554,780
Cie Generale des Etablissements Michelin	191,132	27,886,298
CNP Assurances	312,500	7,325,965
Credit Agricole SA	466,400	8,490,354
Electricite de France SA	674,800	8,195,626
Engie SA.	355,700	6,040,253
Orange SA	646,000	10,577,507
Renault SA	73,200	7,192,402
Safran SA	66,736	6,819,655
Sanofi	261,000	25,981,538
SCOR SE	178,700	7,494,448
Societe Generale SA	136,000	7,969,745
TOTAL SA	265,900	14,277,273
Valeo SA.	284,021	21,074,470
Vinci SA	225,503	21,425,622

		257,877,457

Germany — 7.6%
Allianz SE	61,200	13,744,636
Aurubis AG	46,100	3,737,579
BASF SE	98,400	10,483,107
Bayer AG	85,600	11,693,181
Bayerische Motoren Werke AG	81,100	8,231,135
CECONOMY AG	243,500	2,867,372
Daimler AG	195,900	15,637,633
Deutsche Bank AG	477,450	8,264,968
Deutsche Lufthansa AG	362,100	10,069,541
Deutsche Post AG	312,049	13,909,290
METRO AG*	243,500	5,147,143
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	47,300	10,123,374
Rheinmetall AG	103,400	11,661,881
SAP SE	209,763	22,999,390
Siemens AG	61,300	8,649,959
Uniper SE(a)	199,400	5,472,443
Volkswagen AG	61,900	10,470,291

		173,162,923

Hong Kong — 2.5%
CK Asset Holdings Ltd.	288,000	2,394,240
Dah Sing Financial Holdings Ltd.	484,312	3,297,318
I-CABLE Communications Ltd.*	386,971	12,716
Kingboard Chemical Holdings Ltd.	1,618,800	8,621,387
Lee & Man Paper Manufacturing Ltd.	5,815,500	7,482,716
PCCW Ltd.	3,751,000	2,036,006
Skyworth Digital Holdings Ltd.	7,664,000	3,927,849
Tongda Group Holdings Ltd.(a)	19,670,000	5,303,275
WH Group Ltd., 144A	10,282,000	10,950,360
Wheelock & Co. Ltd.	551,000	3,889,452
Yue Yuen Industrial Holdings Ltd.	2,331,500	8,895,884

		56,811,203

Ireland — 0.9%
C&C Group PLC	728,000	2,634,889
Ryanair Holdings PLC, ADR*	99,078	10,444,803

A759

AST INTERNATIONAL VALUE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Ireland (cont’d.)
Smurfit Kappa Group PLC	266,000	$8,340,637

		21,420,329

Israel — 0.3%
Bank Hapoalim BM	680,400	4,761,187
Teva Pharmaceutical Industries Ltd.	169,300	3,012,567

		7,773,754

Italy — 2.1%
Astaldi SpA(a)	214,334	1,468,227
Danieli & C Officine Meccaniche SpA	119,058	3,112,260
Enel SpA	3,557,200	21,429,563
Leonardo SpA	229,700	4,306,881
Mediobanca SpA	310,000	3,331,373
UniCredit SpA*	700,216	14,942,309

		48,590,613

Japan — 20.9%
Alfresa Holdings Corp.	213,600	3,913,226
Aoyama Trading Co. Ltd.	56,000	2,003,983
Aozora Bank Ltd.	98,300	3,742,631
Asahi Kasei Corp.	584,000	7,196,325
Astellas Pharma, Inc.	511,700	6,512,684
Central Glass Co. Ltd.	80,400	1,753,812
Concordia Financial Group Ltd.	915,000	4,525,561
Daiwa House Industry Co. Ltd.	731,870	25,280,642
Don Quijote Holdings Co. Ltd.	471,400	17,619,844
Dowa Holdings Co. Ltd.	111,400	4,091,581
Enplas Corp.	99,900	4,635,884
Fuji Oil Holdings, Inc.	196,000	5,117,053
Fujikura Ltd.	1,150,000	9,242,392
Fuyo General Lease Co. Ltd.	82,800	5,407,939
Hazama Ando Corp.	528,100	3,696,013
Heiwa Corp.(a)	295,600	5,857,635
Hoshizaki Corp.	69,600	6,113,889
Isuzu Motors Ltd.	1,425,200	18,896,553
Japan Airlines Co. Ltd.	205,800	6,966,602
Japan Aviation Electronics Industry Ltd.	192,000	3,007,681
Kaneka Corp.	422,000	3,278,938
Kao Corp.	145,890	8,589,033
KDDI Corp.	1,061,600	27,983,752
Keihin Corp.	279,200	4,780,515
Keiyo Bank Ltd. (The)	811,000	3,766,182
KYORIN Holdings, Inc.	158,100	3,187,524
Kyowa Exeo Corp.	455,100	9,043,316
Makita Corp.	332,500	13,419,941
Marubeni Corp.	1,007,200	6,885,422
Matsumotokiyoshi Holdings Co. Ltd.	127,300	8,526,757
Mazda Motor Corp.	323,500	4,955,995
Mitsubishi Gas Chemical Co., Inc.	278,600	6,536,937
Mitsubishi UFJ Financial Group, Inc.	1,645,700	10,700,072
Mitsui Chemicals, Inc.	198,600	6,040,907
Mizuho Financial Group, Inc.(a)	4,359,500	7,642,376
NEC Corp.	134,800	3,656,781
Nichi-iko Pharmaceutical Co. Ltd.(a)	119,500	1,860,391
Nippon Suisan Kaisha Ltd.	868,100	4,848,096
Nippon Telegraph & Telephone Corp.	457,300	20,953,817
Nishi-Nippon Financial Holdings, Inc.	297,400	3,257,547
Nissan Motor Co. Ltd.	1,242,100	12,305,019

	Shares	Value
COMMON STOCKS (Continued)
Japan (cont’d.)
Nisshinbo Holdings, Inc.	327,400	$3,875,205
NTT DOCOMO, Inc.	222,700	5,090,205
Paramount Bed Holdings Co. Ltd.	4,800	206,443
Resona Holdings, Inc.	1,895,200	9,743,993
Sankyu, Inc.	171,400	7,259,178
Sawai Pharmaceutical Co. Ltd.	48,200	2,740,356
Seino Holdings Co. Ltd.	376,000	5,283,724
Seven & i Holdings Co. Ltd.	193,000	7,456,453
Shimachu Co. Ltd.	219,300	5,765,236
Ship Healthcare Holdings, Inc.	168,200	5,196,082
Shizuoka Gas Co. Ltd.	383,800	3,038,432
SKY Perfect JSAT Holdings, Inc.	1,083,400	4,853,862
Sony Corp.	308,900	11,524,646
Sumitomo Heavy Industries Ltd.	146,400	5,876,361
Sumitomo Mitsui Financial Group, Inc.	584,200	22,456,170
Sumitomo Osaka Cement Co. Ltd.	939,100	4,153,335
Toagosei Co. Ltd.	402,100	5,390,393
Toho Holdings Co. Ltd.(a)	183,700	3,514,950
Tokai Rika Co. Ltd.	15,800	312,612
Towa Pharmaceutical Co. Ltd.	50,900	2,572,761
Toyo Tire & Rubber Co. Ltd.	197,300	4,439,609
Toyoda Gosei Co. Ltd.	230,700	5,451,979
Toyota Motor Corp.	67,574	4,029,332
Tsubakimoto Chain Co.	536,000	4,283,907
Ube Industries Ltd.	214,800	6,216,224
United Arrows Ltd.	170,900	6,211,569
Yamaha Corp.	117,400	4,334,578
Yokohama Rubber Co. Ltd. (The)	347,850	7,173,750

		476,252,593

Liechtenstein — 0.0%
VP Bank AG	1,934	259,834

Luxembourg — 0.2%
Tenaris SA	378,930	5,371,300

Netherlands — 4.0%
ABN AMRO Group NV, GDR, 144A	255,300	7,644,718
Aegon NV	740,800	4,318,115
ING Groep NV	401,600	7,402,392
Koninklijke Ahold Delhaize NV	259,400	4,846,768
Koninklijke KPN NV	2,112,260	7,248,782
NN Group NV	152,200	6,373,547
Philips Lighting NV, 144A	128,800	5,199,259
Royal Dutch Shell PLC (Class A Stock)	772,196	23,337,152
Royal Dutch Shell PLC (Class B Stock)	218,600	6,729,834
Wolters Kluwer NV	376,400	17,395,251

		90,495,818

New Zealand — 0.6%
Air New Zealand Ltd.	3,321,700	8,091,957
Fletcher Building Ltd.	555,800	3,212,363
SKY Network Television Ltd.	827,900	1,616,440

		12,920,760

Norway — 2.2%
DNB ASA	310,600	6,271,037
Marine Harvest ASA*	241,900	4,784,303
Salmar ASA	132,700	3,752,772
Statoil ASA	741,201	14,901,466
Telenor ASA	683,023	14,469,544

A760

AST INTERNATIONAL VALUE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Shares		Value
COMMON STOCKS (Continued)
Norway (cont’d.)
Yara International ASA	146,000	$6,546,767

		50,725,889

Portugal — 0.2%
EDP - Energias de Portugal SA	1,424,400	5,370,951

Singapore — 1.3%
DBS Group Holdings Ltd.	1,407,400	21,665,612
Hong Leong Asia Ltd.	1,721,000	1,100,641
NetLink NBN Trust, UTS*	10,362,000	6,302,223

		29,068,476

South Africa — 0.0%
Investec PLC	130,300	952,540

Spain — 2.0%
Banco Santander SA	569,400	3,982,844
Distribuidora Internacional de Alimentacion SA	1,066,700	6,229,610
Gas Natural SDG SA	326,300	7,228,336
Iberdrola SA	1,196,800	9,305,825
Red Electrica Corp. SA	469,379	9,873,164
Repsol SA	481,300	8,882,040

		45,501,819

Sweden — 2.7%
Assa Abloy AB (Class B Stock)	792,325	18,140,599
Boliden AB	202,200	6,858,494
Electrolux AB (Class B Stock)(a)	140,500	4,782,030
JM AB	117,000	3,680,888
Nordea Bank AB	1,827,162	24,807,782
Swedbank AB (Class A Stock)	151,900	4,206,342

		62,476,135

Switzerland — 6.9%
Adecco Group AG	37,800	2,944,791
Aryzta AG*	105,906	3,252,995
Baloise Holding AG	75,000	11,876,484
Bucher Industries AG	992	352,873
Cembra Money Bank AG*	18,360	1,606,299
Credit Suisse Group AG*	328,600	5,206,534
Ferguson PLC	279,047	18,308,034
Georg Fischer AG	6,147	7,586,017
Helvetia Holding AG	12,000	6,521,833
Julius Baer Group Ltd.*	183,053	10,862,390
Novartis AG	310,762	26,655,595
Roche Holding AG	82,685	21,135,951
Swiss Life Holding AG*	40,400	14,242,698
Swiss Re AG	120,600	10,931,713
UBS Group AG*	575,500	9,845,067
Zurich Insurance Group AG	22,900	6,997,770

		158,327,044

Taiwan — 0.6%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR(a)	341,937	12,839,734

Turkey — 0.3%
Turkiye Garanti Bankasi A/S	2,183,010	5,931,328

United Kingdom — 16.1%
3i Group PLC	751,500	9,200,691
Amec Foster Wheeler PLC	233,800	1,599,313

Shares		Value
COMMON STOCKS (Continued)
United Kingdom (cont’d.)
Ashtead Group PLC	142,700	$3,442,492
Aviva PLC	1,307,500	9,024,269
BAE Systems PLC	2,133,500	18,068,052
Barclays PLC	1,614,300	4,185,845
Barratt Developments PLC	873,300	7,194,391
Beazley PLC	557,700	3,587,088
Bellway PLC	233,370	10,323,178
Berkeley Group Holdings PLC	120,700	6,015,284
Bovis Homes Group PLC	248,000	3,634,896
BP PLC	2,380,200	15,247,537
British American Tobacco PLC	376,853	23,592,375
BT Group PLC	3,806,943	14,479,662
Carillion PLC(a)	942,300	647,679
Centrica PLC	2,374,200	5,950,593
ConvaTec Group PLC, 144A	2,253,177	8,279,443
Debenhams PLC	3,256,300	2,160,978
Diageo PLC	417,602	13,733,033
easyJet PLC	226,000	3,688,013
GKN PLC	1,143,100	5,296,621
GlaxoSmithKline PLC	945,500	18,901,100
Go-Ahead Group PLC	148,200	3,381,900
Howden Joinery Group PLC	1,118,296	6,462,434
Inchcape PLC	415,800	4,809,294
Informa PLC	975,427	8,790,147
Intermediate Capital Group PLC	242,300	3,042,363
International Consolidated Airlines Group SA	433,300	3,445,297
J Sainsbury PLC	2,538,800	8,094,471
Kingfisher PLC	1,694,400	6,783,830
Legal & General Group PLC	2,645,600	9,221,168
Lloyds Banking Group PLC	11,415,600	10,373,990
Man Group PLC	2,029,100	4,568,932
Marks & Spencer Group PLC	1,021,000	4,834,101
Marston’s PLC	1,392,600	2,028,822
Meggitt PLC	639,600	4,467,418
Old Mutual PLC	1,644,600	4,284,140
Premier Foods PLC*	200,276	112,809
Prudential PLC	1,238,386	29,635,153
RELX PLC	793,038	17,404,224
Restaurant Group PLC (The)	379,800	1,536,979
Rio Tinto Ltd	145,000	7,600,164
Royal Mail PLC	484,100	2,492,670
SSE PLC	319,800	5,984,139
Tate & Lyle PLC	395,300	3,432,462
TP ICAP PLC	486,800	3,419,641
Unilever PLC	314,638	18,211,022
Vesuvius PLC	517,100	4,091,014

		366,761,117

United States — 2.5%
Aon PLC	137,665	20,112,857
Boart Longyear Ltd.*	2,407,100	47,267
Medtronic PLC	207,530	16,139,608
Shire PLC	400,239	20,385,659

		56,685,391

TOTAL COMMON STOCKS
(cost $1,946,607,450)		2,223,012,119

A761

AST INTERNATIONAL VALUE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

	Units	Value
WARRANTS* — 0.0%
United States — 0.0%
Boart Longyear Ltd.
(cost $0)	3,331,667	$23,520

TOTAL LONG-TERM INVESTMENTS
(cost $1,946,607,450)		2,223,035,639

	Shares
SHORT-TERM INVESTMENTS — 2.9%
AFFILIATED MUTUAL FUNDS Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund(w).	23,133,800	23,133,800
Prudential Investment Portfolios 2 - Prudential Institutional Money Market Fund (cost $43,088,602; includes $43,050,513 of cash collateral for securities on loan)(b)(w)	43,084,293	43,088,602

TOTAL SHORT-TERM INVESTMENTS
(cost $66,222,402)		66,222,402

TOTAL INVESTMENTS — 100.2%
(cost $2,012,829,852)		2,289,258,041
Liabilities in excess of other assets — (0.2)%		(4,281,782)

NET ASSETS — 100.0%		$2,284,976,259

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $41,080,313; cash collateral of $43,050,513 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.

(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as the manager of the Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund and Prudential Institutional Money Market Fund.

A762

AST INTERNATIONAL VALUE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2017 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Australia	$—	$109,814,381	$—
Austria	—	20,437,459	—
Belgium	—	31,573,699	—
Brazil	8,797,057	—	—
Canada	41,892,211	—	—
China	—	4,308,187	—
Denmark	—	34,941,430	—
Finland	—	25,670,687	—
France	—	257,877,457	—
Germany	5,147,143	168,015,780	—
Hong Kong	—	56,811,203	—
Ireland	10,444,803	10,975,526	—
Israel	—	7,773,754	—
Italy	—	48,590,613	—
Japan	—	476,252,593	—
Liechtenstein	—	259,834	—
Luxembourg	—	5,371,300	—
Netherlands	—	90,495,818	—
New Zealand	—	12,920,760	—
Norway	—	50,725,889	—
Portugal	—	5,370,951	—
Singapore	6,302,223	22,766,253	—
South Africa	—	952,540	—
Spain	—	45,501,819	—
Sweden	—	62,476,135	—
Switzerland	—	158,327,044	—
Taiwan	12,839,734	—	—
Turkey	—	5,931,328	—
United Kingdom	—	366,761,117	—
United States	36,252,465	20,432,926	—
Warrants	—	23,520	—
Affiliated Mutual Funds	66,222,402	—	—

Total	$187,898,038	$2,101,360,003	$—

It is the Portfolio’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period. At the reporting period end, securities transferred levels as follows:

Investments in Securities	Amount Transferred	Level Transfer	Logic
Common Stocks	$23,285,868	L1 to L2	Official Close to Model Price

A763

AST INTERNATIONAL VALUE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of September 30, 2017 were as follows:

Banks	11.5%
Insurance	9.1
Oil, Gas & Consumable Fuels	5.5
Pharmaceuticals	5.4
Automobiles	3.6
Auto Components	3.3
Diversified Telecommunication Services	3.3
Chemicals	3.2
Affiliated Mutual Funds (1.9% represents investments purchased with collateral from securities on loan)	2.9
Metals & Mining	2.8
Electric Utilities	2.6
Food & Staples Retailing	2.6
Capital Markets	2.4
Airlines	2.3
Household Durables	2.2
Machinery	2.0
Beverages	1.9
Real Estate Management & Development	1.8
Professional Services	1.7
Construction & Engineering	1.6
Food Products	1.6
Trading Companies & Distributors	1.5
Aerospace & Defense	1.5
IT Services	1.5
Wireless Telecommunication Services	1.4
Multiline Retail	1.3
Road & Rail	1.2
Personal Products	1.2
Health Care Equipment & Supplies	1.1
Industrial Conglomerates	1.1

Specialty Retail	1.0%
Tobacco	1.0
Software	1.0
Electronic Equipment, Instruments & Components	0.9
Biotechnology	0.9
Building Products	0.9
Paper & Forest Products	0.8
Air Freight & Logistics	0.8
Construction Materials	0.7
Media	0.7
Electrical Equipment	0.6
Marine	0.6
Semiconductors & Semiconductor Equipment	0.6
Health Care Providers & Services	0.6
Multi-Utilities	0.5
Gas Utilities	0.4
Leisure Products	0.4
Textiles, Apparel & Luxury Goods	0.4
Containers & Packaging	0.4
Commercial Services & Supplies	0.4
Energy Equipment & Services	0.3
Independent Power & Renewable Electricity Producers	0.2
Diversified Financial Services	0.2
Distributors	0.2
Technology Hardware, Storage & Peripherals	0.2
Hotels, Restaurants & Leisure	0.2
Health Care Technology	0.1
Consumer Finance	0.1
Waste Disposal	0.0 *

100.2
Liabilities in excess of other assets	(0.2)

100.0%

*	Less than +/- 0.05%

A764

AST INVESTMENT GRADE BOND PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value
LONG-TERM INVESTMENTS — 98.7%

ASSET-BACKED SECURITIES — 8.1%

Automobiles — 1.6%
Avis Budget Rental Car Funding AESOP LLC, Series 2013-1A, Class A, 144A	1.920%	09/20/19	1,155	$1,154,744
Avis Budget Rental Car Funding AESOP LLC, Series 2015-1A, Class A, 144A	2.500%	07/20/21	5,000	4,992,526
Exeter Automobile Receivables Trust, Series 2016-1A, Class A, 144A	2.350%	07/15/20	894	894,588
Hertz Vehicle Financing LLC, Series 2016-1A, Class A, 144A	2.320%	03/25/20	6,759	6,751,499
OneMain Direct Auto Receivables Trust, Series 2017-1A, Class A, 144A	2.160%	10/15/20	30,300	30,266,452

				44,059,809

Collateralized Loan Obligations — 4.1%
A Voce CLO Ltd. (Cayman Islands), Series 2014-1A, Class A1R, 3 Month LIBOR + 1.160%, 144A	2.464%(c)	07/15/26	15,680	15,711,246
AIMCO CLO (Cayman Islands), Series 2015-AA, Class A1, 3 Month LIBOR + 1.700%, 144A	3.004%(c)	01/15/28	9,000	9,007,452
Anchorage Capital CLO Ltd. (Cayman Islands), Series 2015-6A, Class AR, 3 Month LIBOR + 1.270%, 144A	2.574%(c)	07/15/30	6,000	6,003,393
Atlas Senior Loan Fund Ltd. (Cayman Islands), Series 2014-1A, Class AR2, 3 Month LIBOR + 1.260%, 144A	2.564%(c)	07/16/29	3,750	3,751,798
Bean Creek CLO Ltd. (Cayman Islands), Series 2015-1A, Class A, 3 Month LIBOR + 1.620%, 144A	2.927%(c)	01/20/28	7,750	7,793,165
Benefit Street Partners CLO Ltd. (Cayman Islands), Series 2017-12A, Class A1, 3 Month LIBOR + 1.250%, 144A	2.575%(c)	10/15/30	3,750	3,750,000
Highbridge Loan Management Ltd. (Cayman Islands), Series 6A-2015, Class A, 3 Month LIBOR + 1.450%, 144A	2.762%(c)	05/05/27	1,000	1,001,417
ICG US CLO Ltd. (Cayman Islands), Series 2017-2A, Class A1, 3 Month LIBOR + 1.280%, 144A	2.597%(c)	10/23/29	3,500	3,527,105
Mill Creek CLO Ltd. (Cayman Islands), Series 2016-1A, Class A, 3 Month LIBOR + 1.750%, 144A	3.057%(c)	04/20/28	4,750	4,776,732
MP CLO Ltd. (Cayman Islands), Series 2013-1A, Class A, 3 Month LIBOR + 1.180%, 144A	2.487%(c)	04/20/25	3,976	3,976,239
OZLM Funding Ltd. (Cayman Islands), Series 2013-4A, Class A1R, 3 Month LIBOR + 1.250%, 144A	2.563%(c)	10/22/30	5,000	5,001,451
OZLM Ltd. (Cayman Islands), Series 2015-11A, Class A1R, 3 Month LIBOR + 1.250%, 144A	2.561%(c)	10/30/30	3,500	3,501,953
Palmer Square CLO Ltd. (Cayman Islands), Series 2015-2A, Class A1AR, 3 Month LIBOR + 1.270%, 144A	2.577%(c)	07/20/30	5,500	5,467,376
Regatta Funding Ltd. (Cayman Islands), Series 2014-1A, Class A1R, 3 Month LIBOR + 1.020%, 144A	2.334%(c)	07/25/26	4,250	4,251,045
Silver Creek CLO Ltd. (Cayman Islands), Series 2014-1A, Class AR, 3 Month LIBOR + 1.240%, 144A	2.797%(c)	07/20/30	4,250	4,287,373

A765

AST INVESTMENT GRADE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)

Collateralized Loan Obligations (cont’d.)
Silvermore CLO Ltd. (Cayman Islands), Series 2014-1A, Class A1R, 3 Month LIBOR + 1.170%, 144A	2.485	%(c)	05/15/26	7,186	$7,191,277
Telos CLO (Cayman Islands), Series 2013-3A, Class AR, 3 Month LIBOR + 1.300%, 144A	2.571	%(c)	07/17/26	9,000	9,004,818
Voya CLO Ltd. (Cayman Islands), Series 2015-1A, Class A1, 3 Month LIBOR + 1.480%, 144A	2.784	%(c)	04/18/27	14,000	14,017,165
Zais CLO Ltd. (Cayman Islands), Series 2017-2A, Class A, 3 Month LIBOR + 1.290%, 144A	2.600	%(c)	04/15/30	2,000	2,009,160

					114,030,165

Home Equity Loans — 0.8%
Accredited Mortgage Loan Trust, Series 2004-2, Class A2, 1 Month LIBOR + 0.600%	1.837	%(c)	07/25/34	10,061	9,517,727
ACE Securities Corp. Home Equity Loan Trust, Series 2004-IN1, Class A1, 1 Month LIBOR + 0.640%	1.877	%(c)	05/25/34	1,582	1,548,744
Argent Securities, Inc., Asset-Backed Pass-Through Certificates, Series 2003-W4, Class M1, 1 Month LIBOR + 1.200%	2.437	%(c)	10/25/33	2,230	2,193,466
Asset-Backed Securities Corp. Home Equity Loan Trust, Series 2004-HE6, Class A2, 1 Month LIBOR + 0.720%	1.957	%(c)	09/25/34	129	129,075
MASTR Asset-Backed Securities Trust, Series 2004-OPT2, Class A2, 1 Month LIBOR + 0.700%	1.937	%(c)	09/25/34	759	744,926
MASTR Asset-Backed Securities Trust, Series 2005-NC1, Class M1, 1 Month LIBOR + 0.720%	1.957	%(c)	12/25/34	2,360	2,300,794
Morgan Stanley ABS Capital I, Inc. Trust, Series 2002-HE3, Class A2, 1 Month LIBOR + 1.080%	2.317	%(c)	03/25/33	114	109,663
Morgan Stanley ABS Capital I, Inc. Trust, Series 2004-HE4, Class M1, 1 Month LIBOR + 0.900%	2.137	%(c)	05/25/34	3,971	3,960,768
Morgan Stanley Dean Witter Capital I, Inc. Trust, Series 2002-OP1, Class M1, 1 Month LIBOR + 1.125%	2.362	%(c)	09/25/32	2,461	2,411,216

					22,916,379

Residential Mortgage-Backed Securities — 1.6%
Ameriquest Mortgage Securities, Inc., Asset-Backed Pass-Through Certificates, Series 2004-R8, Class M1, 1 Month LIBOR + 0.960%	2.197	%(c)	09/25/34	925	931,246
CIM Trust, Series 2017-6, Class A1, 144A	3.015	%(cc)	06/25/57	4,430	4,406,989
Countrywide Asset-Backed Certificates, Series 2004-ECC2, Class M1, 1 Month LIBOR + 0.900%.	2.137	%(c)	12/25/34	2,424	2,397,037
CSMC Trust, Series 2016-RPL1, Class A1, 1 Month LIBOR + 3.150%, 144A	4.387	%(c)	12/26/46	21,796	21,866,427
CWABS, Inc. Asset-Backed Certificates Trust, Series 2004-6, Class 2A5, 1 Month LIBOR + 0.780%	2.017	%(c)	11/25/34	1,522	1,509,757

A766

AST INVESTMENT GRADE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)

Residential Mortgage-Backed Securities (cont’d.)
Morgan Stanley ABS Capital I, Inc. Trust, Series 2004-NC5, Class M1, 1 Month LIBOR + 0.900%	2.137	%(c)	05/25/34	1,093	$1,086,504
Towd Point Mortgage Trust, Series 2017-4, Class A1, 144A	2.750	%(cc)	06/25/57	11,816	11,870,137

					44,068,097

TOTAL ASSET-BACKED SECURITIES (cost $220,479,521)					225,074,450

COMMERCIAL MORTGAGE-BACKED SECURITIES — 24.1%
BANK, Series 2017-BNK6, Class A4	3.254%		07/15/60	9,500	9,603,987
CFCRE Commercial Mortgage Trust, Series 2016-C7, Class A2	3.585%		12/10/54	16,500	16,969,227
Citigroup Commercial Mortgage Trust, Series 2013-GC11, Class A2	1.987%		04/10/46	3,000	3,002,586
Citigroup Commercial Mortgage Trust, Series 2014-GC21, Class A2	2.904%		05/10/47	11,100	11,244,476
Citigroup Commercial Mortgage Trust, Series 2014-GC25, Class A4	3.635%		10/10/47	5,485	5,716,807
Citigroup Commercial Mortgage Trust, Series 2015-GC29, Class A3	2.935%		04/10/48	9,822	9,793,332
Citigroup Commercial Mortgage Trust, Series 2015-GC33, Class A4	3.778%		09/10/58	10,000	10,523,618
Citigroup Commercial Mortgage Trust, Series 2015-P1, Class A5	3.717%		09/15/48	1,000	1,049,560
Citigroup Commercial Mortgage Trust, Series 2016-C1, Class A3	2.944%		05/10/49	10,000	9,916,878
Citigroup Commercial Mortgage Trust, Series 2016-C1, Class A4	3.209%		05/10/49	1,500	1,513,417
Citigroup Commercial Mortgage Trust, Series 2016-C3, Class A3	2.896%		11/15/49	20,000	19,725,092
CityLine Commercial Mortgage Trust, Series 2016-CLNE, Class A, 144A	2.871	%(cc)	11/10/31	11,500	11,469,058
Cold Storage Trust, Series 2017-ICE3, Class A, 1 Month LIBOR + 1.000%, 144A	2.234	%(c)	04/15/36	18,000	18,055,861
Commercial Mortgage Loan Trust, Series 2008-LS1, Class A1A	6.267	%(cc)	12/10/49	2,796	2,794,315
Commercial Mortgage Pass-Through Certificates, Series 2013-CR12, Class A4	4.046%		10/10/46	12,000	12,849,034
Commercial Mortgage Trust, Series 2014-CR19, Class A4	3.532%		08/10/47	4,920	5,097,894
Commercial Mortgage Trust, Series 2014-CR20, Class A3	3.326%		11/10/47	7,800	7,979,217
Commercial Mortgage Trust, Series 2014-UBS2, Class A5	3.961%		03/10/47	16,803	17,806,909
Commercial Mortgage Trust, Series 2015-CR24, Class A5	3.696%		08/10/48	10,000	10,422,917
Commercial Mortgage Trust, Series 2015-LC21, Class A3	3.445%		07/10/48	6,500	6,694,543
Commercial Mortgage Trust, Series 2015-LC21, Class A4	3.708%		07/10/48	2,600	2,722,249
Commercial Mortgage Trust, Series 2015-LC23, Class A4	3.774%		10/10/48	5,000	5,236,454
Commercial Mortgage Trust, Series 2015-PC1, Class A5	3.902%		07/10/50	15,000	15,837,891

A767

AST INVESTMENT GRADE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
CSAIL Commercial Mortgage Trust, Series 2015-C3, Class A4	3.718%		08/15/48	15,469	$16,148,691
CSAIL Commercial Mortgage Trust, Series 2016-C6, Class A2	2.662%		01/15/49	4,800	4,846,689
CSAIL Commercial Mortgage Trust, Series 2016-C7, Class A5	3.502%		11/15/49	10,000	10,269,866
CSMC Trust, Series 2016-NXSR, Class A3	3.501%		12/15/49	5,500	5,634,935
Fannie Mae-Aces, Series 2015-M8, Class AB2	2.829	%(cc)	01/25/25	8,000	8,101,695
Fannie Mae-Aces, Series 2015-M17, Class A2	3.038	%(cc)	11/25/25	9,800	9,969,768
Fannie Mae-Aces, Series 2016-M11, Class A2	2.369	%(cc)	07/25/26	8,325	8,062,846
Fannie Mae-Aces, Series 2017-M4, Class A2	2.684	%(cc)	12/25/26	30,000	29,382,132
Fannie Mae-Aces, Series 2017-M8, Class A2	3.061	%(cc)	05/25/27	19,000	19,283,725
FHLMC Multifamily Structured Pass-Through Certificates, Series K042, Class A2	2.670%		12/25/24	4,000	4,023,776
FHLMC Multifamily Structured Pass-Through Certificates, Series K054, Class A2	2.745%		01/25/26	3,100	3,107,575
FHLMC Multifamily Structured Pass-Through Certificates, Series K055, Class A2	2.673%		03/25/26	1,100	1,094,497
FHLMC Multifamily Structured Pass-Through Certificates, Series K060, Class AM	3.300	%(cc)	10/25/26	9,157	9,475,303
FHLMC Multifamily Structured Pass-Through Certificates, Series K151, Class A3	3.511%		04/25/30	4,810	5,013,600
FHLMC Multifamily Structured Pass-Through Certificates, Series KS03, Class A4	3.161	%(cc)	05/25/25	8,400	8,666,625
GE Commercial Mortgage Corp. Trust, Series 2007-C1, Class A1A	5.483	%(cc)	12/10/49	5,785	5,779,433
GS Mortgage Securities Trust, Series 2014-GC20, Class A5	3.998%		04/10/47	5,951	6,324,269
GS Mortgage Securities Trust, Series 2014-GC24, Class A5	3.931%		09/10/47	13,000	13,793,927
GS Mortgage Securities Trust 2013-GCJ14, Series 2013-GC14, Class AAB	3.817%		08/10/46	5,000	5,253,396
JPMBB Commercial Mortgage Securities Trust, Series 2013-C12, Class A4	3.363%		07/15/45	1,100	1,137,951
JPMBB Commercial Mortgage Securities Trust, Series 2013-C17, Class A2	3.003%		01/15/47	4,152	4,186,797
JPMBB Commercial Mortgage Securities Trust, Series 2014-C22, Class A4	3.801%		09/15/47	5,673	5,969,373
JPMBB Commercial Mortgage Securities Trust, Series 2014-C24, Class A3	3.098%		11/15/47	8,000	8,124,524
JPMBB Commercial Mortgage Securities Trust, Series 2014-C24, Class A4A1	3.373%		11/15/47	1,500	1,541,886
JPMBB Commercial Mortgage Securities Trust, Series 2015-C27, Class A2	2.734%		02/15/48	8,130	8,249,212
JPMBB Commercial Mortgage Securities Trust, Series 2015-C30, Class A3	3.322%		07/15/48	6,400	6,629,775
JPMCC Commercial Mortgage Securities Trust, Series 2017-JP6, Class A3	3.108%		07/15/50	20,000	20,125,610
JPMDB Commercial Mortgage Securities Trust, Series 2016-C2, Class A3A	2.881%		06/15/49	4,000	3,961,454
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP7, Class AM	6.138	%(cc)	04/17/45	63	63,334
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2008-C2, Class A1A	5.998%		02/12/51	9,704	9,708,246
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2011-C3, Class A3, 144A	4.388%		02/15/46	28,505	28,759,103

A768

AST INVESTMENT GRADE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2016-WIKI, Class A, 144A	2.798%	10/05/31	5,150	$5,213,020
Ladder Capital Commercial Mortgage Securities Trust, Series 2017-LC26, Class A2, 144A	3.128%	07/12/50	16,454	16,821,808
LB-UBS Commercial Mortgage Trust, Series 2007-C6, Class AMFL, 144A	6.114%	07/15/40	5,374	5,373,885
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C11, Class A2	3.085%	08/15/46	11,743	11,852,591
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C19, Class A2	3.101%	12/15/47	4,000	4,087,822
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C25, Class A5	3.635%	10/15/48	5,000	5,216,512
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C27, Class A4	3.753%	12/15/47	8,447	8,847,917
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C31, Class A4	2.840%	11/15/49	2,500	2,449,912
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C32, Class A3	3.459%	12/15/49	10,000	10,290,830
Morgan Stanley Capital I Trust, Series 2016-BNK2, Class A3	2.791%	11/15/49	22,250	21,731,341
UBS-Barclays Commercial Mortgage Trust, Series 2012-C4, Class A3	2.533%	12/10/45	912	920,034
UBS-Barclays Commercial Mortgage Trust, Series 2013-C5, Class A1	0.779%	03/10/46	80	79,658
UBS-Barclays Commercial Mortgage Trust, Series 2013-C5, Class A3	2.920%	03/10/46	13,000	13,150,613
Wells Fargo Commercial Mortgage Trust, Series 2015-C29, Class A2	2.552%	06/15/48	9,808	9,900,856
Wells Fargo Commercial Mortgage Trust, Series 2015-C30, Class A3	3.411%	09/15/58	7,000	7,194,648
Wells Fargo Commercial Mortgage Trust, Series 2015-NXS2, Class A4	3.498%	07/15/58	7,000	7,240,039
Wells Fargo Commercial Mortgage Trust, Series 2016-C35, Class A3	2.674%	07/15/48	16,000	15,539,262
Wells Fargo Commercial Mortgage Trust, Series 2016-C37, Class A4	3.525%	12/15/49	12,500	12,919,064
Wells Fargo Commercial Mortgage Trust, Series 2016-LC25, Class A3	3.374%	12/15/59	20,000	20,407,824

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES
(cost $669,622,825)				667,952,971

CORPORATE BONDS — 51.4%

Agriculture — 0.3%
BAT International Finance PLC (United Kingdom), Gtd. Notes, 144A	3.500%	06/15/22	3,165	3,267,967
Reynolds American, Inc. (United Kingdom), Gtd. Notes	4.450%	06/12/25	5,000	5,359,195
Reynolds American, Inc. (United Kingdom), Gtd. Notes	8.125%	06/23/19	865	953,007

				9,580,169

Airlines — 0.1%
Continental Airlines, Series 2007-1, Pass-Through Certificates	5.983%	10/19/23	1,363	1,499,069

A769

AST INVESTMENT GRADE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Airlines (cont’d.)
Continental Airlines, Series 2010-1, Pass-Through Certificates	4.750%	07/12/22	159	$168,638
Delta Air Lines, Inc., Series 2010-1, Pass-Through Certificates	6.200%	01/02/20	314	322,977

				1,990,684

Auto Manufacturers — 1.9%
Daimler Finance North America LLC (Germany), Gtd. Notes, 144A(a)	3.300%	05/19/25	3,295	3,333,264
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	4.134%	08/04/25	25,530	26,225,797
General Motors Co., Sr. Unsec’d. Notes	6.600%	04/01/36	3,385	4,021,068
General Motors Financial Co., Inc., Gtd. Notes	3.100%	01/15/19	925	938,049
General Motors Financial Co., Inc., Gtd. Notes	3.450%	04/10/22	1,020	1,036,759
General Motors Financial Co., Inc., Gtd. Notes	4.300%	07/13/25	17,246	17,806,275

				53,361,212

Auto Parts & Equipment — 0.1%
Lear Corp., Sr. Unsec’d. Notes	5.250%	01/15/25	3,767	4,026,610

Banks — 12.0%
Bank of America Corp., Jr. Sub. Notes	6.100%	12/29/49	6,000	6,615,000
Bank of America Corp., Jr. Sub. Notes(a)	6.300%	12/31/49	2,160	2,440,800
Bank of America Corp., Sr. Unsec’d. Notes, GMTN	3.300%	01/11/23	7,430	7,611,675
Bank of America Corp., Sr. Unsec’d. Notes, GMTN	3.500%	04/19/26	8,000	8,133,396
Bank of America Corp., Sr. Unsec’d. Notes, GMTN	3.593%	07/21/28	3,390	3,422,911
Bank of America Corp., Sr. Unsec’d. Notes, MTN	4.125%	01/22/24	13,420	14,277,063
Bank of America Corp., Sub. Notes, MTN	3.950%	04/21/25	5,000	5,145,621
Bank of America Corp., Sub. Notes, MTN	4.200%	08/26/24	8,250	8,676,792
Bank of America Corp., Sub. Notes, MTN	4.450%	03/03/26	2,500	2,643,088
Barclays PLC (United Kingdom), Sr. Unsec’d. Notes	2.750%	11/08/19	515	520,404
Barclays PLC (United Kingdom), Sr. Unsec’d. Notes	3.684%	01/10/23	350	358,951
Barclays PLC (United Kingdom), Sr. Unsec’d. Notes	4.337%	01/10/28	3,670	3,789,256
Barclays PLC (United Kingdom), Sr. Unsec’d. Notes	4.375%	01/12/26	15,293	15,967,314
Capital One NA, Sr. Unsec’d. Notes	2.950%	07/23/21	880	891,773
Citigroup, Inc., Jr. Sub. Notes	5.950%	12/31/49	8,500	8,956,875
Citigroup, Inc., Sr. Unsec’d. Notes	3.200%	10/21/26	11,000	10,826,253
Citigroup, Inc., Sr. Unsec’d. Notes	3.700%	01/12/26	6,960	7,135,871
Citigroup, Inc., Sub. Notes	4.400%	06/10/25	8,400	8,843,104
Citigroup, Inc., Sub. Notes	4.450%	09/29/27	6,545	6,908,487
Credit Suisse Group AG (Switzerland), Sr. Unsec’d. Notes, 144A	2.997%	12/14/23	10,695	10,663,256
Discover Bank, Sr. Unsec’d. Notes	3.450%	07/27/26	3,250	3,179,992
Discover Bank, Sr. Unsec’d. Notes	4.250%	03/13/26	4,600	4,759,232
Discover Bank, Sub. Notes	7.000%	04/15/20	1,665	1,836,327
Goldman Sachs Group, Inc. (The), Jr. Sub. Notes.	5.375%	12/31/49	8,000	8,288,800
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	3.750%	05/22/25	14,200	14,599,542
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	3.850%	01/26/27	240	245,199

A770

AST INVESTMENT GRADE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Banks (cont’d.)
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes, MTN	4.000%	03/03/24	12,750	$13,462,374
Goldman Sachs Group, Inc. (The), Sub. Notes	4.250%	10/21/25	9,410	9,810,344
HSBC Holdings PLC (United Kingdom), Sr. Unsec’d. Notes	4.875%	01/14/22	4,535	4,954,319
JPMorgan Chase & Co., Jr. Sub. Notes	5.300%	12/31/49	7,000	7,297,500
JPMorgan Chase & Co., Jr. Sub. Notes	7.900%	12/31/49	1,000	1,029,999
JPMorgan Chase & Co., Sr. Unsec’d. Notes	3.200%	06/15/26	10,000	9,926,580
JPMorgan Chase & Co., Sr. Unsec’d. Notes	3.625%	05/13/24	6,250	6,518,097
JPMorgan Chase & Co., Sr. Unsec’d. Notes	3.900%	07/15/25	15,695	16,524,782
JPMorgan Chase & Co., Sub. Notes	4.250%	10/01/27	13,365	14,094,422
Lloyds Bank PLC (United Kingdom), Gtd. Notes, MTN, 144A	5.800%	01/13/20	1,000	1,079,644
Morgan Stanley, Jr. Sub. Notes	5.450%	12/31/49	8,000	8,250,000
Morgan Stanley, Sr. Unsec’d. Notes, GMTN	3.750%	02/25/23	3,200	3,341,435
Morgan Stanley, Sr. Unsec’d. Notes, GMTN	4.000%	07/23/25	14,045	14,807,144
Morgan Stanley, Sr. Unsec’d. Notes, MTN	3.125%	07/27/26	5,000	4,904,331
Morgan Stanley, Sr. Unsec’d. Notes, MTN	3.591%	07/22/28	1,850	1,856,893
Morgan Stanley, Sr. Unsec’d. Notes, MTN	3.875%	04/29/24	4,000	4,186,047
Morgan Stanley, Sr. Unsec’d. Notes, MTN	3.971%	07/22/38	760	764,338
Morgan Stanley, Sub. Notes, GMTN	4.350%	09/08/26	13,500	14,133,256
Morgan Stanley, Sub. Notes, MTN	4.100%	05/22/23	1,165	1,218,158
Morgan Stanley, Sub. Notes, MTN	5.000%	11/24/25	910	997,337
Sumitomo Mitsui Banking Corp. (Japan), Gtd. Notes	3.000%	01/18/23	2,090	2,111,715
UBS Group Funding Switzerland AG (Switzerland), Gtd. Notes, 144A	4.125%	09/24/25	9,005	9,472,437
Wells Fargo & Co., Jr. Sub. Notes	5.875%	12/29/49	7,500	8,347,500
Wells Fargo & Co., Sub. Notes, MTN	4.100%	06/03/26	6,655	6,918,006

				332,743,640

Biotechnology — 2.3%
Amgen, Inc., Sr. Unsec’d. Notes	2.600%	08/19/26	1,280	1,215,724
Amgen, Inc., Sr. Unsec’d. Notes	3.625%	05/22/24	6,500	6,778,532
Amgen, Inc., Sr. Unsec’d. Notes	3.875%	11/15/21	6,470	6,842,662
Baxalta, Inc., Gtd. Notes	3.600%	06/23/22	4,130	4,279,431
Biogen, Inc., Sr. Unsec’d. Notes	3.625%	09/15/22	10,625	11,167,699
Biogen, Inc., Sr. Unsec’d. Notes	4.050%	09/15/25	3,740	3,990,539
Celgene Corp., Sr. Unsec’d. Notes	3.250%	08/15/22	17,315	17,869,830
Celgene Corp., Sr. Unsec’d. Notes	3.550%	08/15/22	350	365,841
Gilead Sciences, Inc., Sr. Unsec’d. Notes	3.650%	03/01/26	5,900	6,155,809
Gilead Sciences, Inc., Sr. Unsec’d. Notes	3.700%	04/01/24	5,500	5,808,736

				64,474,803

Building Materials — 0.3%
Johnson Controls International PLC, Sr. Unsec’d. Notes	3.900%	02/14/26	880	926,795
Martin Marietta Materials, Inc., Sr. Unsec’d. Notes	4.250%	07/02/24	640	679,084
USG Corp., Gtd. Notes, 144A(a)	5.500%	03/01/25	5,000	5,350,000

				6,955,879

Chemicals — 2.5%
Agrium, Inc. (Canada), Sr. Unsec’d. Notes	3.150%	10/01/22	785	802,684
Agrium, Inc. (Canada), Sr. Unsec’d. Notes	3.375%	03/15/25	4,672	4,700,483
Agrium, Inc. (Canada), Sr. Unsec’d. Notes	3.500%	06/01/23	6,000	6,180,815

A771

AST INVESTMENT GRADE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Chemicals (cont’d.)
CF Industries, Inc., Gtd. Notes	7.125%	05/01/20	4,000	$4,440,000
Dow Chemical Co. (The), Sr. Unsec’d. Notes	3.000%	11/15/22	2,000	2,036,938
Dow Chemical Co. (The), Sr. Unsec’d. Notes	3.500%	10/01/24	13,185	13,598,065
Dow Chemical Co. (The), Sr. Unsec’d. Notes	4.250%	11/15/20	1,806	1,906,945
LYB International Finance BV, Gtd. Notes	4.000%	07/15/23	16,796	17,718,028
LyondellBasell Industries NV, Sr. Unsec’d. Notes	5.750%	04/15/24	5,000	5,730,565
Mosaic Co. (The), Sr. Unsec’d. Notes(a)	4.250%	11/15/23	3,295	3,421,696
Potash Corp. of Saskatchewan, Inc. (Canada), Sr. Unsec’d. Notes(a)	4.000%	12/15/26	5,000	5,214,588
Sherwin-Williams Co. (The), Sr. Unsec’d. Notes	3.125%	06/01/24	2,795	2,809,046
W.R. Grace & Co., Gtd. Notes, 144A	5.125%	10/01/21	805	873,425

				69,433,278

Commercial Services — 0.1%
ERAC USA Finance LLC, Gtd. Notes, 144A	2.800%	11/01/18	260	262,120
ERAC USA Finance LLC, Gtd. Notes, 144A	3.800%	11/01/25	2,445	2,503,740

				2,765,860

Computers — 1.4%
Apple, Inc., Sr. Unsec’d. Notes	2.850%	02/23/23	23,280	23,837,909
Apple, Inc., Sr. Unsec’d. Notes	3.000%	02/09/24	5,000	5,123,747
Dell International LLC/EMC Corp., Sr. Sec’d. Notes, 144A	3.480%	06/01/19	3,580	3,651,089
Hewlett Packard Enterprise Co., Sr. Unsec’d. Notes	2.450%	10/05/17	4,829	4,829,224

				37,441,969

Diversified Financial Services — 0.2%
Jefferies Group LLC, Sr. Unsec’d. Notes	5.125%	01/20/23	2,280	2,490,398
Synchrony Financial, Sr. Unsec’d. Notes	4.500%	07/23/25	3,695	3,854,013

				6,344,411

Diversified Machinery — 0.3%
Xylem, Inc., Sr. Unsec’d. Notes	4.875%	10/01/21	8,260	8,994,872

Electric — 3.8%
AEP Transmission Co. LLC, Sr. Unsec’d. Notes	3.100%	12/01/26	2,485	2,491,673
Dominion Energy, Inc., Sr. Unsec’d. Notes	3.900%	10/01/25	11,130	11,600,959
DPL, Inc., Sr. Unsec’d. Notes	7.250%	10/15/21	3,000	3,270,000
Duke Energy Carolinas LLC, First Ref. Mortgage	2.950%	12/01/26	7,175	7,142,100
Duke Energy Progress LLC, First Mortgage(a)	3.250%	08/15/25	15,165	15,529,941
FirstEnergy Transmission LLC, Sr. Unsec’d. Notes, 144A	4.350%	01/15/25	750	793,890
Florida Power & Light Co., First Mortgage	3.125%	12/01/25	14,148	14,357,790
Indiana Michigan Power Co., Sr. Unsec’d. Notes	7.000%	03/15/19	2,000	2,141,390
Kentucky Utilities Co., First Mortgage	3.300%	10/01/25	2,150	2,185,788
Louisville Gas & Electric Co., First Mortgage	3.300%	10/01/25	3,065	3,126,631
NextEra Energy Capital Holdings, Inc., Gtd. Notes	4.500%	06/01/21	7,000	7,448,100
Pacific Gas & Electric Co., Sr. Unsec’d. Notes	3.400%	08/15/24	5,465	5,658,308
Pacific Gas & Electric Co., Sr. Unsec’d. Notes	3.500%	06/15/25	14,380	14,841,377
PacifiCorp, First Mortgage	3.350%	07/01/25	2,270	2,323,977
Virginia Electric & Power Co., Sr. Unsec’d. Notes	2.950%	01/15/22	5	5,100
Virginia Electric & Power Co., Sr. Unsec’d. Notes	3.100%	05/15/25	3,400	3,436,406
Virginia Electric & Power Co., Sr. Unsec’d. Notes	3.150%	01/15/26	3,900	3,934,524

A772

AST INVESTMENT GRADE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Electric (cont’d.)
Xcel Energy, Inc., Sr. Unsec’d. Notes	3.350%	12/01/26	5,115	$ 5,181,266

				105,469,220

Entertainment — 0.1%
GLP Capital LP/GLP Financing II, Inc., Gtd. Notes	4.875%	11/01/20	2,290	2,418,812

Foods — 0.5%
JBS USA LUX SA/JBS USA Finance, Inc. (Brazil), Gtd. Notes, 144A	7.250%	06/01/21	3,000	3,060,000
JM Smucker Co. (The), Sr. Unsec’d. Notes	3.000%	03/15/22	655	665,102
Kraft Heinz Foods Co., Gtd. Notes	3.950%	07/15/25	10,980	11,308,983

				15,034,085

Forest Products & Paper — 0.2%
International Paper Co., Sr. Unsec’d. Notes (original cost $2,182,749; purchased 03/27/17)(f)	3.000%	02/15/27	2,320	2,253,749
International Paper Co., Sr. Unsec’d. Notes (original cost $4,211,571; purchased 11/08/11-08/12/15)(f)	4.750%	02/15/22	4,061	4,424,993

				6,678,742

Gas — 0.2%
Atmos Energy Corp., Sr. Unsec’d. Notes	8.500%	03/15/19	2,735	2,992,474
Southern California Gas Co., First Mortgage	3.200%	06/15/25	3,300	3,348,343

				6,340,817

Healthcare-Products — 1.6%
Abbott Laboratories, Sr. Unsec’d. Notes	2.900%	11/30/21	11,270	11,476,620
Abbott Laboratories, Sr. Unsec’d. Notes	3.875%	09/15/25	5,198	5,372,199
Medtronic, Inc., Gtd. Notes	3.500%	03/15/25	18,340	19,126,990
Zimmer Biomet Holdings, Inc., Sr. Unsec’d. Notes	3.550%	04/01/25	7,500	7,572,864

				43,548,673

Healthcare-Services — 3.1%
Aetna, Inc., Sr. Unsec’d. Notes	4.125%	06/01/21	7,000	7,394,081
Anthem, Inc., Sr. Unsec’d. Notes	3.300%	01/15/23	7,315	7,534,390
Anthem, Inc., Sr. Unsec’d. Notes	3.500%	08/15/24	9,975	10,261,849
Cigna Corp., Sr. Unsec’d. Notes	3.250%	04/15/25	5,000	5,063,664
HCA, Inc., Sr. Sec’d. Notes	5.250%	06/15/26	5,000	5,387,500
Humana, Inc., Sr. Unsec’d. Notes	3.950%	03/15/27	3,345	3,494,765
Laboratory Corp. of America Holdings, Sr. Unsec’d. Notes	2.625%	02/01/20	385	389,104
Laboratory Corp. of America Holdings, Sr. Unsec’d. Notes	3.200%	02/01/22	17,530	17,942,044
Memorial Sloan-Kettering Cancer Center, Sr. Unsec’d. Notes	4.125%	07/01/52	125	128,855
Quest Diagnostics, Inc., Sr. Unsec’d. Notes	3.500%	03/30/25	14,145	14,418,748
Tenet Healthcare Corp., Sr. Sec’d. Notes	6.000%	10/01/20	3,425	3,650,057
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	3.750%	07/15/25	9,768	10,365,904

				86,030,961

Housewares — 0.5%
Newell Brands, Inc., Sr. Unsec’d. Notes	3.850%	04/01/23	13,855	14,556,089

A773

AST INVESTMENT GRADE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Insurance — 1.7%
American International Group, Inc., Sr. Unsec’d. Notes	3.300%	03/01/21	905	$932,490
American International Group, Inc., Sr. Unsec’d. Notes	3.750%	07/10/25	17,315	17,881,317
American International Group, Inc., Sr. Unsec’d. Notes	4.125%	02/15/24	5,000	5,309,682
Arch Capital Finance LLC, Gtd. Notes	4.011%	12/15/26	2,370	2,457,741
Liberty Mutual Group, Inc., Gtd. Notes, 144A	4.950%	05/01/22	5,835	6,371,726
Markel Corp., Sr. Unsec’d. Notes	3.625%	03/30/23	355	365,257
Markel Corp., Sr. Unsec’d. Notes	4.900%	07/01/22	2,510	2,740,189
Pacific LifeCorp, Sr. Unsec’d. Notes, 144A	6.000%	02/10/20	1,500	1,617,280
Principal Financial Group, Inc., Gtd. Notes	3.125%	05/15/23	3,500	3,564,063
Principal Financial Group, Inc., Gtd. Notes	3.300%	09/15/22	2,650	2,715,830
Swiss Re Treasury US Corp. (Switzerland), Gtd. Notes, 144A	2.875%	12/06/22	1,185	1,195,523
WR Berkley Corp., Sr. Unsec’d. Notes	4.625%	03/15/22	690	744,707
WR Berkley Corp., Sr. Unsec’d. Notes	5.375%	09/15/20	515	555,712

				46,451,517

Lodging — 0.1%
Marriott International, Inc., Sr. Unsec’d. Notes	3.250%	09/15/22	1,320	1,345,110

Media — 2.7%
21st Century Fox America, Inc., Gtd. Notes	3.700%	10/15/25	650	669,691
CCO Holdings LLC/CCO Holdings Capital Corp., Sr. Unsec’d. Notes, 144A	5.875%	05/01/27	4,000	4,190,000
Charter Communications Operating LLC/Charter Communications Operating Capital, Sr. Sec’d. Notes	4.464%	07/23/22	6,840	7,236,901
Charter Communications Operating LLC/Charter Communications Operating Capital, Sr. Sec’d. Notes	4.908%	07/23/25	14,125	15,099,848
Comcast Corp., Gtd. Notes	3.000%	02/01/24	8,200	8,326,429
Comcast Corp., Gtd. Notes	3.150%	02/15/28	2,260	2,251,664
Comcast Corp., Gtd. Notes	3.375%	02/15/25	2,750	2,828,573
Comcast Corp., Gtd. Notes	3.375%	08/15/25	6,000	6,190,918
Discovery Communications LLC, Gtd. Notes	3.950%	03/20/28	4,830	4,795,386
Time Warner Cable LLC, Sr. Sec’d. Notes	8.750%	02/14/19	2,525	2,742,759
Time Warner, Inc., Gtd. Notes	3.600%	07/15/25	12,300	12,343,931
Time Warner, Inc., Gtd. Notes	3.800%	02/15/27	3,265	3,265,759
Time Warner, Inc., Gtd. Notes	4.000%	01/15/22	1,720	1,814,010
Time Warner, Inc., Gtd. Notes	4.750%	03/29/21	265	285,334
Viacom, Inc., Sr. Unsec’d. Notes	3.125%	06/15/22	2,000	1,987,295
Viacom, Inc., Sr. Unsec’d. Notes	3.875%	12/15/21	1,100	1,130,485

				75,158,983

Mining — 0.1%
BHP Billiton Finance USA Ltd. (Australia), Gtd. Notes, 144A	6.250%	10/19/75	1,360	1,492,599
Rio Tinto Finance USA Ltd. (United Kingdom), Gtd. Notes(a)	3.750%	06/15/25	2,040	2,150,972

				3,643,571

Miscellaneous Manufacturing — 0.1%
Amsted Industries, Inc., Gtd. Notes, 144A	5.000%	03/15/22	2,675	2,761,938

A774

AST INVESTMENT GRADE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Multi-National — 0.2%
Corp. Andina de Fomento (Supranational Bank), Sr. Unsec’d. Notes	2.125%	09/27/21	4,485	$4,456,296
Corp. Andina de Fomento (Supranational Bank), Sr. Unsec’d. Notes	2.200%	07/18/20	2,195	2,199,149

				6,655,445

Oil & Gas — 3.1%
Anadarko Petroleum Corp., Sr. Unsec’d. Notes(a)	3.450%	07/15/24	1,000	992,411
Cenovus Energy, Inc. (Canada), Sr. Unsec’d. Notes	3.000%	08/15/22	895	876,306
Cenovus Energy, Inc. (Canada), Sr. Unsec’d. Notes, 144A(a)	4.250%	04/15/27	4,950	4,907,837
Concho Resources, Inc., Gtd. Notes	3.750%	10/01/27	2,305	2,315,254
ConocoPhillips Co., Gtd. Notes	4.950%	03/15/26	10,000	11,272,223
Devon Energy Corp., Sr. Unsec’d. Notes(a)	3.250%	05/15/22	8,511	8,611,692
Devon Energy Corp., Sr. Unsec’d. Notes	5.000%	06/15/45	280	295,059
Devon Energy Corp., Sr. Unsec’d. Notes	5.600%	07/15/41	470	514,367
EOG Resources, Inc., Sr. Unsec’d. Notes(a)	3.150%	04/01/25	6,155	6,143,635
EOG Resources, Inc., Sr. Unsec’d. Notes	4.150%	01/15/26	17,418	18,469,569
Gazprom OAO Via Gaz Capital SA (Russia), Sr. Unsec’d. Notes, 144A	4.950%	07/19/22	1,630	1,707,588
Gazprom OAO Via Gaz Capital SA (Russia), Sr. Unsec’d. Notes, 144A	6.510%	03/07/22	870	965,699
Helmerich & Payne International Drilling Co., Gtd. Notes	4.650%	03/15/25	1,930	2,040,909
Kerr-McGee Corp., Gtd. Notes	6.950%	07/01/24	2,000	2,376,691
Nabors Industries, Inc., Gtd. Notes	4.625%	09/15/21	4,615	4,527,315
Nabors Industries, Inc., Gtd. Notes	5.000%	09/15/20	2,925	2,983,500
Nabors Industries, Inc., Gtd. Notes	6.150%	02/15/18	1,802	1,829,931
Noble Energy, Inc., Sr. Unsec’d. Notes(a)	4.150%	12/15/21	9,155	9,644,198
Petro-Canada (Canada), Sr. Unsec’d. Notes	6.050%	05/15/18	650	667,620
Petroleos Mexicanos (Mexico), Gtd. Notes	3.500%	07/23/20	1,610	1,643,810
Petroleos Mexicanos (Mexico), Gtd. Notes	5.500%	01/21/21	2,000	2,134,000
Pioneer Natural Resources Co., Sr. Unsec’d. Notes	3.950%	07/15/22	2,000	2,101,670

				87,021,284

Oil & Gas Services — 0.1%
Cameron International Corp., Gtd. Notes	3.600%	04/30/22	1,400	1,452,061
Schlumberger Holdings Corp., Sr. Unsec’d. Notes, 144A	4.000%	12/21/25	2,000	2,097,937

				3,549,998

Packaging & Containers — 0.0%
WestRock RKT Co., Gtd. Notes	4.900%	03/01/22	775	843,096

Pharmaceuticals — 2.8%
AbbVie, Inc., Sr. Unsec’d. Notes	2.900%	11/06/22	1,030	1,044,533
AbbVie, Inc., Sr. Unsec’d. Notes	3.600%	05/14/25	19,796	20,524,021
Allergan Funding SCS, Gtd. Notes	3.450%	03/15/22	6,320	6,553,293
Allergan Funding SCS, Gtd. Notes	3.800%	03/15/25	21,000	21,808,697
Express Scripts Holding Co., Gtd. Notes	3.300%	02/25/21	3,955	4,067,807
Express Scripts Holding Co., Gtd. Notes	3.400%	03/01/27	13,395	13,205,268
Shire Acquisitions Investments Ireland DAC, Gtd. Notes	2.875%	09/23/23	10,000	9,937,773

				77,141,392

A775

AST INVESTMENT GRADE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Pipelines — 1.9%
Enterprise Products Operating LLC, Gtd. Notes	3.900%	02/15/24	13,795	$14,462,633
Kinder Morgan Energy Partners LP, Gtd. Notes	5.000%	10/01/21	4,200	4,523,550
Magellan Midstream Partners LP, Sr. Unsec’d. Notes	4.250%	02/01/21	1,885	1,988,649
MPLX LP, Sr. Unsec’d. Notes	4.125%	03/01/27	2,980	3,034,168
ONEOK Partners LP, Gtd. Notes	3.375%	10/01/22	3,715	3,752,374
ONEOK Partners LP, Gtd. Notes	5.000%	09/15/23	2,525	2,726,705
ONEOK, Inc., Gtd. Notes	4.000%	07/13/27	1,535	1,554,034
Plains All American Pipeline LP/PAA Finance Corp., Sr. Unsec’d. Notes	3.600%	11/01/24	2,185	2,134,521
Plains All American Pipeline LP/PAA Finance Corp., Sr. Unsec’d. Notes(a)	6.500%	05/01/18	415	424,997
Plains All American Pipeline LP/PAA Finance Corp., Sr. Unsec’d. Notes	8.750%	05/01/19	640	699,637
Spectra Energy Partners LP, Sr. Unsec’d. Notes	3.500%	03/15/25	5,000	5,033,326
Spectra Energy Partners LP, Sr. Unsec’d. Notes	4.750%	03/15/24	4,340	4,722,457
Williams Partners LP, Sr. Unsec’d. Notes	3.600%	03/15/22	1,580	1,632,447
Williams Partners LP, Sr. Unsec’d. Notes	4.000%	09/15/25	6,884	7,041,186

				53,730,684

Real Estate Investment Trusts (REITs) — 0.6%
Sabra Health Care LP/Sabra Capital Corp., Gtd. Notes	5.500%	02/01/21	6,500	6,683,560
Select Income REIT, Sr. Unsec’d. Notes	2.850%	02/01/18	2,000	2,004,560
Simon Property Group LP, Sr. Unsec’d. Notes	3.375%	03/15/22	515	532,877
Weyerhaeuser Co., Sr. Unsec’d. Notes	4.625%	09/15/23	6,040	6,580,540

				15,801,537

Retail — 1.0%
CVS Health Corp., Sr. Unsec’d. Notes	3.375%	08/12/24	4,000	4,087,109
CVS Health Corp., Sr. Unsec’d. Notes	3.875%	07/20/25	11,328	11,815,248
Lowe’s Cos., Inc., Sr. Unsec’d. Notes	3.375%	09/15/25	6,310	6,499,523
McDonald’s Corp., Sr. Unsec’d. Notes, MTN	3.700%	01/30/26	3,938	4,102,932

				26,504,812

Savings & Loans — 0.1%
People’s United Financial, Inc., Sr. Unsec’d. Notes	3.650%	12/06/22	2,500	2,574,183

Semiconductors — 1.0%
Broadcom Corp./Broadcom Cayman Finance Ltd., Gtd. Notes, 144A	3.625%	01/15/24	12,000	12,328,524
NXP BV/NXP Funding LLC (Netherlands), Gtd. Notes, 144A	4.625%	06/15/22	5,000	5,350,000
NXP BV/NXP Funding LLC (Netherlands), Gtd. Notes, 144A	5.750%	03/15/23	9,075	9,472,031

				27,150,555

Software — 1.5%
Fidelity National Information Services, Inc., Sr. Unsec’d. Notes	4.500%	10/15/22	4,556	4,922,423
Microsoft Corp., Sr. Unsec’d. Notes	2.875%	02/06/24	4,815	4,920,542
Microsoft Corp., Sr. Unsec’d. Notes	3.125%	11/03/25	15,000	15,411,518
Oracle Corp., Sr. Unsec’d. Notes	2.950%	05/15/25	10,600	10,688,945
Oracle Corp., Sr. Unsec’d. Notes	4.300%	07/08/34	5,880	6,425,440

				42,368,868

A776

AST INVESTMENT GRADE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Telecommunications — 2.0%
AT&T, Inc., Sr. Unsec’d. Notes	3.400%	05/15/25	31,425	$30,997,649
AT&T, Inc., Sr. Unsec’d. Notes	3.950%	01/15/25	6,228	6,396,894
CommScope Technologies LLC, Gtd. Notes, 144A	6.000%	06/15/25	4,000	4,275,000
Level 3 Financing, Inc., Gtd. Notes	6.125%	01/15/21	4,250	4,350,300
SingTel Group Treasury Pte Ltd. (Singapore), Gtd. Notes, EMTN	4.500%	09/08/21	3,690	3,961,042
Verizon Communications, Inc., Sr. Unsec’d. Notes	4.500%	08/10/33	1,950	1,997,951
Verizon Communications, Inc., Sr. Unsec’d. Notes, 144A	3.376%	02/15/25	2,782	2,791,671

				54,770,507

Transportation — 0.2%
Burlington Northern Santa Fe LLC, Sr. Unsec’d. Notes	3.000%	04/01/25	4,965	5,043,557

Trucking & Leasing — 0.1%
Penske Truck Leasing Co. LP/PTL Finance Corp., Sr. Unsec’d. Notes, 144A	2.875%	07/17/18	675	681,296
Penske Truck Leasing Co. LP/PTL Finance Corp., Sr. Unsec’d. Notes, 144A	3.200%	07/15/20	1,865	1,911,237

				2,592,533

Utilities — 0.1%
State Grid Overseas Investment 2013 Ltd. (China),	3.125%	05/22/23	2,000	2,024,702

Water — 0.5%
American Water Capital Corp., Sr. Unsec’d. Notes	3.000%	12/01/26	13,140	13,012,758

TOTAL CORPORATE BONDS (cost $1,373,310,237)				1,428,337,816

MUNICIPAL BONDS — 1.6%

Arizona — 0.3%
Salt River Project Agricultural Improvement & Power District, Revenue Bonds, BABs,	4.839%	01/01/41	6,500	7,747,870

California — 0.5%
Bay Area Toll Authority, California Toll Bridge, Revenue Bonds, BABs,	6.263%	04/01/49	2,930	4,202,733
State of California, BABs, GO, General Obligation Unlimited	7.625%	03/01/40	5,800	8,878,872

				13,081,605

Colorado — 0.1%
Regional Transportation District Co. Sales Tax, Revenue Bonds, Series B, BABs, Revenue Bonds	5.844%	11/01/50	2,895	3,873,365

Massachusetts — 0.1%
Massachusetts State Water Pollution Abatement, Revenue Bonds, BABs,	5.192%	08/01/40	1,400	1,605,730

A777

AST INVESTMENT GRADE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (Continued)

New York — 0.1%
New York City Transitional Finance Authority, Future Tax Secured Bonds, Revenue Bonds, BABs, Revenue Bonds	5.767%	08/01/36	2,000	$ 2,474,700

Ohio — 0.1%
Ohio State University (The), Revenue Bonds, BABs, Revenue Bonds	4.910%	06/01/40	1,300	1,560,884
Ohio State Water Development Authority, Revenue Bonds, Series B-2, BABs,	4.879%	12/01/34	2,000	2,315,860

				3,876,744

Oregon — 0.0%
State of Oregon Department of Transportation, Series A, Revenue Bonds, BABs, Revenue Bonds	5.834%	11/15/34	500	640,179

Pennsylvania — 0.2%
Pennsylvania Turnpike Commission, Revenue Bonds, Series B, BABs, Revenue Bonds	5.511%	12/01/45	4,000	5,165,120

Texas — 0.1%
San Antonio Electric & Gas, Revenue Bonds,	4.427%	02/01/42	1,750	1,966,072

Washington — 0.1%
Central Puget Sound Regional Transit Authority, Revenue Bonds, BABs,	5.491%	11/01/39	2,330	2,934,099

TOTAL MUNICIPAL BONDS
(cost $40,307,693)				43,365,484

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 3.2%
Bayview Opportunity Master Fund IVb Trust, Series 2017-CRT1, Class M, 1 Month LIBOR + 2.150%, 144A	3.387%(c)	10/25/28	4,888	4,895,285
CIM Trust, Series 2017-3, Class A1, 1 Month LIBOR + 2.000%, 144A	3.237%(c)	01/25/57	2,722	2,760,612
Countrywide Alternative Loan Trust, Series 2005-38, Class A3, 1 Month LIBOR + 0.350%	1.587%(c)	09/25/35	3,766	3,575,380
Countrywide Alternative Loan Trust, Series 2005-69, Class A1, Federal Reserve U.S. 12 Month Cumulative Avg. 1 Year CMT + 1.000%	1.889%(c)	12/25/35	2,552	2,415,334
Fannie Mae Connecticut Avenue Securities, Series 2016-C02, Class 1M1, 1 Month LIBOR + 2.150%	3.387%(c)	09/25/28	6,427	6,497,077
Fannie Mae Connecticut Avenue Securities, Series 2016-C03, Class 2M1, 1 Month LIBOR + 2.200%	3.437%(c)	10/25/28	5,886	5,945,526
Fannie Mae Connecticut Avenue Securities, Series 2017-C05, Class 1M2, 1 Month LIBOR + 2.200%	3.437%(c)	01/25/30	490	483,630
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2015-DNA1, Class M2, 1 Month LIBOR + 1.850%	3.087%(c)	10/25/27	2,240	2,288,348
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2015-DNA1, Class M3, 1 Month LIBOR + 3.300%	4.537%(c)	10/25/27	5,587	6,194,964

A778

AST INVESTMENT GRADE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2016-DNA1, Class M1, 1 Month LIBOR + 1.450%	2.687%(c )	07/25/28	4,652	$4,665,598
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2016-HQA2, Class M2, 1 Month LIBOR + 2.250%	3.487%(c )	11/25/28	4,850	4,986,745
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2016-HQA3, Class M2, 1 Month LIBOR + 1.350%	2.587%(c )	03/25/29	2,250	2,277,854
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2017-DNA3, Class M1, 1 Month LIBOR + 0.750%	1.984%	03/25/30	11,700	11,705,481
Harborview Mortgage Loan Trust, Series 2007-7, Class 2A1A, 1 Month LIBOR + 1.000%	2.237%(c )	10/25/37	11,194	11,055,649
IndyMac INDX Mortgage Loan Trust, Series 2004-AR15, Class 3A1	3.310%(cc)	02/25/35	4,632	4,608,576
LSTAR Securities Investment Ltd., Series 2017-6, Class A, 1 Month LIBOR + 1.750%, 144A^	2.986%(c )	09/01/22	4,140	4,136,522
Mill City Mortgage Loan Trust, Series 2017-3, Class A1, 144A	2.750%(cc )	02/25/58	8,400	8,444,848
Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR10, Class 1A1	3.304%(cc )	07/25/36	1,550	1,505,112

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES
(cost $84,645,821)				88,442,541

SOVEREIGN BONDS — 3.0%
Colombia Government International Bond (Colombia), Sr. Unsec’d. Notes	4.375%	07/12/21	3,000	3,201,000
Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes, MTN, 144A	3.750%	04/25/22	2,500	2,594,095
Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes	3.750%	04/25/22	2,695	2,796,434
Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes	4.875%	05/05/21	4,400	4,742,219
Japan Bank for International Cooperation (Japan), Gov’t. Gtd. Notes	1.500%	07/21/21	2,200	2,142,166
Japan Bank for International Cooperation (Japan), Gov’t. Gtd. Notes	2.125%	07/21/20	6,400	6,417,596
Japan Finance Organization for Municipalities (Japan), Sr. Unsec’d. Notes, MTN	2.500%	09/12/18	25,000	25,098,900
Japan Finance Organization for Municipalities (Japan), Sr. Unsec’d. Notes, MTN, 144A	2.000%	09/08/20	800	795,017
Japan Finance Organization for Municipalities (Japan), Sr. Unsec’d. Notes, MTN, 144A	2.125%	04/13/21	3,000	2,967,605
Kuwait International Government Bond (Kuwait), Sr. Unsec’d. Notes, 144A	2.750%	03/20/22	5,710	5,772,524
Mexico Government International Bond (Mexico), Sr. Unsec’d. Notes	4.000%	10/02/23	3,000	3,171,600
Mexico Government International Bond (Mexico), Sr. Unsec’d. Notes, MTN	6.050%	01/11/40	5,000	6,000,000
Panama Government International Bond (Panama), Sr. Unsec’d. Notes	4.000%	09/22/24	6,000	6,405,000
Philippine Government International Bond (Philippines), Sr. Unsec’d. Notes	6.375%	10/23/34	2,000	2,690,946
Poland Government International Bond (Poland), Sr. Unsec’d. Notes	5.000%	03/23/22	3,000	3,315,270
Province of Alberta (Canada), Unsec’d. Notes	2.200%	07/26/22	1,400	1,393,235

A779

AST INVESTMENT GRADE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Interest Rate		Maturity Date	Principal Amount (000)#	Value
SOVEREIGN BONDS (Continued)
Saudi Government International Bond (Saudi Arabia), Sr. Unsec’d. Notes, MTN, 144A	2.375%	10/26/21	4,030	$3,975,595

TOTAL SOVEREIGN BONDS (cost $81,978,739)				83,479,202

U.S. GOVERNMENT AGENCY OBLIGATIONS — 1.0%
Federal National Mortgage Assoc.(k)	6.250%	05/15/29	20,000	26,932,840
Tennessee Valley Authority Generic Strip, Bonds	2.711%(s)	03/15/31	2,055	1,323,137

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(cost $28,444,683)				28,255,977

U.S. TREASURY OBLIGATIONS — 6.3%
U.S. Treasury Notes	1.875%	04/30/22	10,420	10,410,638
U.S. Treasury Notes	1.875%	09/30/22	785	783,099
U.S. Treasury Notes	2.000%	06/30/24	15,295	15,157,584
U.S. Treasury Notes(a)	2.125%	05/15/25	39,815	39,556,824
U.S. Treasury Notes	2.250%	08/15/27	40,725	40,448,197
U.S. Treasury Strips Coupon	2.783%(s)	08/15/29	9,300	6,896,588
U.S. Treasury Strips Coupon(k)	2.860%(s)	05/15/24	40,000	34,567,227
U.S. Treasury Strips Coupon	2.878%(s)	05/15/31	9,300	6,512,302
U.S. Treasury Strips Coupon	3.042%(s)	11/15/35	18,600	11,299,346
U.S. Treasury Strips Coupon	3.202%(s)	08/15/40	18,600	9,580,122

TOTAL U.S. TREASURY OBLIGATIONS
(cost $172,474,542)				175,211,927

TOTAL LONG-TERM INVESTMENTS
(cost $2,671,264,061)				2,740,120,368

	Shares
SHORT-TERM INVESTMENTS — 3.0%

AFFILIATED MUTUAL FUNDS — 2.9%
Prudential Investment Portfolios 2—Prudential Core Ultra Short Bond Fund(w)	23,752,601	23,752,601
Prudential Investment Portfolios 2—Prudential Institutional Money Market Fund (cost $57,670,693; includes $57,555,876 of cash collateral for securities on loan)(b)(w)	57,668,478	57,674,245

TOTAL AFFILIATED MUTUAL FUNDS
(cost $81,423,294)		81,426,846

OPTIONS PURCHASED* — 0.1%
(cost $1,731,496)		1,087,324

TOTAL SHORT-TERM INVESTMENTS
(cost $83,154,790)		82,514,170

TOTAL INVESTMENTS, BEFORE OPTION WRITTEN — 101.7%
(cost $2,754,418,851)		2,822,634,538

OPTIONS WRITTEN* — (0.1)%
(premiums received $2,265,136)		(1,000,455)

TOTAL INVESTMENTS, NET OF OPTION WRITTEN — 101.6%
(cost $2,752,153,715)		2,821,634,083

A780

AST INVESTMENT GRADE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Value
Liabilities in excess of other assets(z) — (1.6)%	(45,641,271)

NET ASSETS — 100.0%	$2,775,992,812

See	the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
^	Indicates a Level 3 security. The aggregate value of Level 3 securities is $4,136,522 and 0.1% of net assets.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $56,226,081; cash collateral of $57,555,876 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at September 30, 2017.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of September 30, 2017. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(f)	Indicates a restricted security; the aggregate original cost of such securities is $6,394,320. The aggregate value of $6,678,742 is 0.2% of net assets.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2—Prudential Core Ultra Short Bond Fund and Prudential Institutional Money Market Fund.
(z)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end, with the exception of options which are included in net assets at market value:

Exchange Traded Options - Purchased:

Description	Call/ Put	Expiration Date	Strike Price	Contracts	Notional Amount (000)#	Value
10 Year U.S. Treasury Notes Futures	Call	10/27/17	$127.00	1,660	1,660	$155,625
10 Year U.S. Treasury Notes Futures	Call	10/27/17	$131.00	830	830	—
5 Year U.S. Treasury Notes Futures	Call	11/24/17	$118.00	301	301	70,547
5 Year U.S. Treasury Notes Futures	Put	11/24/17	$116.00	301	301	16,461

						$242,633

Exchange Traded Options - Written:

Description	Call/ Put	Expiration Date	Strike Price	Contracts	Notional Amount (000)#	Value
10 Year U.S. Treasury Notes Futures	Call	10/27/17	$129.00	2,490	2,490	$(77,812)
5 Year U.S. Treasury Notes Futures	Call	11/24/17	$119.00	301	301	(21,164)
5 Year U.S. Treasury Notes Futures	Put	11/24/17	$117.00	301	301	(68,195)

						$(167,171)

OTC Swaptions - Purchased:

Description	Call/ Put	Counterparty	Expiration Date	Strike Price	Receive	Pay	Notional Amount (000)#	Value
CDX.NA.HY.28.V1 06/20/2022	Call	BNP Paribas	10/18/17	$107.50	5.00%(Q) CDX.NA.HY.28.V1(Q)		110,000	$260,813
CDX.NA.HY.28.V1 06/20/2022	Call	BNP Paribas	11/15/17	$107.50	5.00%(Q) CDX.NA.HY.28.V1(Q)		200,000	583,878

								$844,691

A781

AST INVESTMENT GRADE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

OTC Swaptions - Written:

Description	Call/ Put	Counterparty	Expiration Date	Strike Price	Receive	Pay	Notional Amount (000)#	Value
CDX.NA.HY.28.V1, 06/20/2022	Put	BNP Paribas	10/18/17	$103.00	5.00%(Q)	CDX.NA.HY.28.V1(Q)	160,000	$(39,809)
CDX.NA.HY.28.V1, 06/20/2022	Put	BNP Paribas	11/15/17	$103.00	5.00%(Q)	CDX.NA.HY.28.V1(Q)	200,000	(134,586)
CDX.NA.HY.28.V1, 06/20/2022	Put	Goldman Sachs & Co.	12/20/17	$99.00	5.00%(Q)	CDX.NA.HY.28.V1(Q)	500,000	(354,654)
CDX.NA.HY.28.V1, 06/20/2022	Put	Goldman Sachs & Co.	12/20/17	$101.00	5.00%(Q)	CDX.NA.HY.28.V1(Q)	250,000	(304,235)

								$(833,284)

Futures contracts outstanding at September 30, 2017:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
1,078	2 Year U.S. Treasury Notes	Dec. 2017	$232,865,515	$232,527,969	$(337,546)
7,804	10 Year U.S. Treasury Notes	Dec. 2017	985,211,069	977,938,750	(7,272,319)
301	10 Year U.S. Ultra Treasury Bonds	Dec. 2017	40,833,757	40,432,766	(400,991)
509	30 Year U.S. Ultra Treasury Bonds	Dec. 2017	85,209,866	84,048,625	(1,161,241)

					(9,172,097)

Short Positions:
406	5 Year U.S. Treasury Notes	Dec. 2017	47,820,919	47,705,000	115,919
1,604	20 Year U.S. Treasury Bonds	Dec. 2017	248,302,542	245,111,250	3,191,292

					3,307,211

					$(5,864,886)

Securities with a combined market value of $8,344,636 have been segregated with Citigroup Global Markets to cover requirements for open futures contracts at September 30, 2017.

Credit default swap agreements outstanding at September 30, 2017:

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount# (000)(3)	Fair Value(4)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC credit default swaps on credit indices – Buy Protection(1):
CMBX.NA.9.AAA	09/17/58	0.500%(M)	50,000	$69,271	$1,112,711	$(1,043,440)	Credit Suisse First Boston Corp.
CMBX.NA.9.AAA	09/17/58	0.500%(M)	25,000	34,635	528,120	(493,485)	Goldman Sachs & Co.
CMBX.NA.9.AAA	09/17/58	0.500%(M)	25,000	34,635	518,064	(483,429)	Goldman Sachs & Co.
CMBX.NA.9.AAA	09/17/58	0.500%(M)	9,300	12,884	195,698	(182,814)	UBS AG
CMBX.NA.10.AAA	11/17/59	0.500%(M)	25,000	255,537	622,413	(366,876)	Credit Suisse First Boston Corp.
CMBX.NA.10.AAA	11/17/59	0.500%(M)	25,000	255,537	685,554	(430,017)	Goldman Sachs & Co.
CMBX.NA.10.AAA	11/17/59	0.500%(M)	25,000	255,537	601,964	(346,427)	Morgan Stanley
CMBX.NA.10.AAA	11/17/59	0.500%(M)	25,000	255,537	321,070	(65,533)	Goldman Sachs & Co.

				$1,173,573	$4,585,594	$(3,412,021)

The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)

If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make

A782

AST INVESTMENT GRADE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)	The fair value of credit default swap agreements on credit indices and asset-backed securities serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, when compared to the notional amount of the swap, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Interest rate swap agreements outstanding at September 30, 2017:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at September 30, 2017	Unrealized Appreciation (Depreciation)
Centrally cleared swap agreements:
338,910	10/18/17	0.607%(T)	1 Day USOIS(1)(T)	$455	$842,017	$841,562
300,030	11/09/17	0.626%(T)	1 Day USOIS(1)(T)	825	824,707	823,882
146,515	06/30/19	1.486%(A)	1 Day USOIS(1)(A)	(53,298)	(19,748)	33,550
32,905	06/30/19	1.502%(A)	1 Day USOIS(1)(A)	(17,242)	(13,462)	3,780
5,330	08/31/21	2.015%(S)	3 Month LIBOR(1)(Q)	(15,213)	(23,189)	(7,976)
13,400	10/17/21	1.478%(S)	3 Month LIBOR(1)(Q)	11,492	181,345	169,853
64,640	07/17/22	— (3)(Q)	— (3)(Q)	1,327	4,728	3,401
111,980	11/30/22	1.850%(S)	3 Month LIBOR(1)(Q)	656	333,200	332,544
56,910	08/15/23	1.459%(S)	3 Month LIBOR(1)(Q)	2,601,494	1,897,653	(703,841)
11,308	11/15/23	2.209%(S)	3 Month LIBOR(1)(Q)	104	(162,390)	(162,494)
9,115	02/15/24	2.183%(S)	3 Month LIBOR(1)(Q)	(18,063)	(59,804)	(41,741)
8,020	02/15/24	2.115%(S)	3 Month LIBOR(1)(Q)	19,489	(18,884)	(38,373)
730	05/15/24	1.808%(A)	1 Day USOIS(1)(A)	—	387	387
20,811	02/15/27	1.824%(A)	1 Day USOIS(1)(A)	272,073	209,641	(62,432)
9,845	02/15/27	2.067%(A)	1 Day USOIS(1)(A)	(6,359)	(109,188)	(102,829)
3,045	02/15/27	1.965%(A)	1 Day USOIS(1)(A)	—	(6,566)	(6,566)
2,885	02/15/27	1.899%(A)	1 Day USOIS(1)(A)	4,106	10,273	6,167
3,690	05/15/27	1.823%(A)	1 Day USOIS(1)(A)	—	46,763	46,763
18,730	02/15/36	2.338%(S)	3 Month LIBOR(2)(Q)	(114,118)	(397,768)	(283,650)

				$2,687,728	$3,539,715	$851,987

A security with a market value of $7,364,785 has been segregated with Citigroup Global Markets to cover requirements for open centrally cleared swap contracts at September 30, 2017.

(1)	The Portfolio pays the fixed rate and receives the floating rate.

(2)	The Portfolio pays the floating rate and receives the fixed rate.

(3)	The Portfolio pays the floating rate of 3 Month LIBOR and receives the floating rate of 1 Day USOIS plus 28 bps.

A783

AST INVESTMENT GRADE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2017 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities
Automobiles	$—	$44,059,809	$—
Collateralized Loan Obligations	—	114,030,165	—
Home Equity Loans	—	22,916,379	—
Residential Mortgage-Backed Securities	—	44,068,097	—
Commercial Mortgage-Backed Securities	—	667,952,971	—
Corporate Bonds	—	1,428,337,816	—
Municipal Bonds	—	43,365,484	—
Residential Mortgage-Backed Securities	—	84,306,019	4,136,522
Sovereign Bonds	—	83,479,202	—
U.S. Government Agency Obligations	—	28,255,977	—
U.S. Treasury Obligations	—	175,211,927	—
Affiliated Mutual Funds	81,426,846	—	—
Options Purchased	242,633	844,691	—
Options Written	(167,171)	(833,284)	—
Other Financial Instruments*
Futures Contracts	(5,864,886)	—	—
OTC Credit Default Swap Agreements	—	1,173,573	—
Centrally Cleared Interest Rate Swap Agreements	—	851,987	—

Total	$75,637,422	$2,738,020,813	$4,136,522

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

A784

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 87.3%

COMMON STOCKS — 53.8%
Australia — 0.3%
AGL Energy Ltd.	4,158	$76,352
Alumina Ltd.	43,047	74,600
Amcor Ltd.	12,082	144,505
AMP Ltd.	18,394	69,847
APA Group	11,014	72,250
Aristocrat Leisure Ltd.	2,684	44,333
ASX Ltd.	875	36,064
Atlassian Corp. PLC (Class A Stock)*	8,496	298,634
Aurizon Holdings Ltd.	25,789	99,380
Australia & New Zealand Banking Group Ltd.	25,198	586,952
Bendigo & Adelaide Bank Ltd.	3,116	28,450
BHP Billiton Ltd.	157,758	3,199,299
BHP Billiton PLC	4,784	84,418
Boral Ltd.	8,373	44,644
Brambles Ltd.	12,268	86,833
Caltex Australia Ltd.	2,970	74,937
Challenger Ltd.	3,825	37,494
Coca-Cola Amatil Ltd.	8,729	52,986
Cochlear Ltd.	706	88,309
Commonwealth Bank of Australia	13,435	795,530
Computershare Ltd.	6,786	77,206
CSL Ltd.	3,633	382,458
Dexus, REIT	8,295	61,901
Fortescue Metals Group Ltd.	6,000	24,298
Goodman Group, REIT	16,193	104,843
GPT Group (The), REIT	6,372	24,830
Incitec Pivot Ltd.	9,978	28,269
Insurance Australia Group Ltd.	14,729	73,769
LendLease Group	4,400	61,993
Macquarie Group Ltd.	2,746	196,603
Medibank Private Ltd.	17,472	40,087
Mirvac Group, REIT	52,673	94,753
National Australia Bank Ltd.	22,204	550,502
Newcrest Mining Ltd.	5,701	93,837
Oil Search Ltd.	101,756	561,415
Orica Ltd.	4,723	73,518
Origin Energy Ltd.*	12,284	72,344
Qantas Airways Ltd.	13,468	61,688
QBE Insurance Group Ltd.	14,220	112,104
Ramsay Health Care Ltd.	1,374	67,229
REA Group Ltd.	900	47,406
Santos Ltd.*	11,869	37,638
Scentre Group, REIT	54,649	168,697
Sonic Healthcare Ltd.	1,949	32,028
South32 Ltd.	51,827	134,077
Stockland, REIT	19,771	66,769
Suncorp Group Ltd.	13,699	140,662
Sydney Airport	14,293	79,820
Tabcorp Holdings Ltd.	11,664	39,100
Tatts Group Ltd.	8,855	27,703
Telstra Corp. Ltd.	34,687	95,024
TPG Telecom Ltd.	5,696	21,805
Transurban Group	20,063	187,354
Treasury Wine Estates Ltd.	4,086	43,956
Vicinity Centres, REIT	23,070	48,185

	Shares	Value
COMMON STOCKS (Continued)
Australia (cont’d.)
Wesfarmers Ltd.	8,620	$279,836
Westfield Corp., REIT	10,112	62,260
Westpac Banking Corp.	25,852	650,269
Woodside Petroleum Ltd.	5,828	133,450
Woolworths Ltd.(a)	11,941	236,477

		11,291,980

Austria — 0.1%
ams AG*	19,366	1,406,157
Erste Group Bank AG*	9,987	431,487

		1,837,644

Belgium — 0.2%
Anheuser-Busch InBev SA/NV	28,736	3,435,003
KBC Group NV	25,703	2,180,629
UCB SA	2,977	212,164
Umicore SA	2,748	227,494

		6,055,290

Bermuda — 0.0%
Marvell Technology Group Ltd.	3,397	60,806
XL Group Ltd.	15,905	627,452

		688,258

Brazil — 0.4%
Ambev SA, ADR	281,210	1,853,174
Banco do Brasil SA	110,642	1,220,952
CCR SA	133,270	749,003
Cia de Saneamento de Minas Gerais-COPASA	11,640	157,410
Cielo SA	130,920	906,517
EDP - Energias do Brasil SA	79,971	383,297
Fibria Celulose SA	24,220	327,761
Kroton Educacional SA	197,084	1,242,684
Lojas Renner SA	100,430	1,141,556
M Dias Branco SA	13,580	214,388
MRV Engenharia e Participacoes SA	125,446	542,240
Transmissora Alianca de Energia Eletrica SA, UTS	37,800	265,077
Ultrapar Participacoes SA	63,730	1,521,238
Vale SA, ADR(a)	221,460	2,230,102
WEG SA	181,910	1,232,587

		13,987,986

Canada — 0.7%
Agnico Eagle Mines Ltd.	1,952	88,217
Agrium, Inc.	1,158	124,102
Alimentation Couche-Tard, Inc. (Class B Stock)	4,158	189,613
ARC Resources Ltd.	3,162	43,562
Bank of Montreal	5,870	444,243
Bank of Nova Scotia (The)	10,648	684,408
Barrick Gold Corp.	9,985	160,688
BCE, Inc.	1,125	52,709
Brookfield Asset Management, Inc. (Class A Stock)	8,571	353,899
Canadian Imperial Bank of Commerce	3,904	341,575
Canadian National Railway Co.	7,137	591,323
Canadian Natural Resources Ltd.	9,879	330,870
Canadian Pacific Railway Ltd., (NYSE)	7,232	1,215,193

A785

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Canada (cont’d.)
Canadian Pacific Railway Ltd., (XTSE)	1,460	$245,231
Canadian Tire Corp. Ltd. (Class A Stock)	763	94,991
Cenovus Energy, Inc.	8,051	80,720
CGI Group, Inc. (Class A Stock)*	2,235	115,892
Constellation Software, Inc.	202	110,206
Crescent Point Energy Corp.	5,591	44,898
Dollarama, Inc.	1,092	119,488
Enbridge, Inc.	7,588	316,960
Encana Corp.	6,982	82,200
Fairfax Financial Holdings Ltd.(a)	2,083	1,083,866
Fortis, Inc.	2,461	88,322
Franco-Nevada Corp.	1,776	137,582
Gildan Activewear, Inc., (NYSE)	21,266	665,200
Gildan Activewear, Inc., (XTSE)	1,825	57,028
Goldcorp, Inc.	7,070	91,792
Great-West Lifeco, Inc.	3,148	90,599
Imperial Oil Ltd.	2,625	83,857
Intact Financial Corp.	1,121	92,600
Inter Pipeline Ltd.	2,624	54,362
Kinross Gold Corp.*	10,657	45,182
Loblaw Cos. Ltd.	1,918	104,681
Magna International, Inc.	4,066	216,995
Manulife Financial Corp.	17,592	356,845
Metro, Inc.	2,234	76,827
National Bank of Canada	3,128	150,540
Open Text Corp.	2,552	82,343
Pembina Pipeline Corp.	3,760	131,928
Potash Corp. of Saskatchewan, Inc.	7,803	150,213
Power Corp. of Canada	3,725	94,666
Power Financial Corp.	2,334	64,740
Restaurant Brands International, Inc.	1,828	116,793
Rogers Communications, Inc. (Class B Stock)	3,653	188,366
Royal Bank of Canada	12,860	994,995
Saputo, Inc.	2,670	92,420
Shaw Communications, Inc. (Class B Stock)	4,004	92,162
SNC-Lavalin Group, Inc.	1,278	57,757
Sun Life Financial, Inc.	5,702	227,075
Suncor Energy, Inc.	14,227	498,615
Teck Resources Ltd. (Class B Stock)	5,579	117,460
Thomson Reuters Corp.	3,080	141,318
Toronto-Dominion Bank (The)	16,047	903,468
TransCanada Corp.	6,518	322,152
Waste Connections, Inc.	122,976	8,603,401
Wheaton Precious Metals Corp.	3,967	75,668

		22,182,806

Chile — 0.0%
Banco Santander Chile, ADR(a)	30,680	911,503

China — 1.5%
AAC Technologies Holdings, Inc.	62,500	1,057,599
Air China Ltd. (Class H Stock)	160,000	133,080
Alibaba Group Holding Ltd., ADR*(a)	40,212	6,945,015
Anhui Conch Cement Co. Ltd. (Class H Stock)	130,500	523,791
Baidu, Inc., ADR*	19,351	4,793,049
BOC Hong Kong Holdings Ltd.	35,500	172,920
BYD Electronic International Co. Ltd.	103,500	306,699

	Shares	Value
COMMON STOCKS (Continued)
China (cont’d.)
China Construction Bank Corp. (Class H Stock)	2,448,000	$2,045,186
China Merchants Bank Co. Ltd. (Class H Stock)	354,000	1,253,533
China Overseas Land & Investment Ltd.	452,000	1,474,747
China Power International Development Ltd.	808,000	266,429
CNOOC Ltd.	2,366,000	3,062,910
Geely Automobile Holdings Ltd.	272,000	772,402
Guangzhou Automobile Group Co. Ltd. (Class H Stock)	482,000	1,120,690
Huadian Power International Corp. Ltd. (Class H Stock)	526,000	213,331
Huaneng Power International, Inc. (Class H Stock)	454,000	281,402
Industrial & Commercial Bank of China Ltd. (Class H Stock)	2,445,000	1,827,661
JD.com, Inc., ADR*	23,330	891,206
Jiangnan Group Ltd.	620,000	37,055
NetEase, Inc., ADR(a)	4,789	1,263,386
Nexteer Automotive Group Ltd.*	120,000	206,874
PICC Property & Casualty Co. Ltd. (Class H Stock)	480,000	851,474
Ping An Insurance Group Co. of China Ltd. (Class H Stock)	909,000	7,021,492
Shenzhen Expressway Co. Ltd. (Class H Stock)	254,000	246,988
Sihuan Pharmaceutical Holdings Group Ltd.	359,000	131,083
Tencent Holdings Ltd.	274,300	11,992,586
TravelSky Technology Ltd. (Class H Stock)	99,000	258,979
Tsingtao Brewery Co. Ltd. (Class H Stock)	166,000	637,880
Xinyi Solar Holdings Ltd.	476,000	169,978
Yangzijiang Shipbuilding Holdings Ltd.	15,000	15,856
Zhejiang Expressway Co. Ltd. (Class H Stock)	306,000	381,185
Zhongsheng Group Holdings Ltd.	102,000	221,566

		50,578,032

Denmark — 0.4%
Chr Hansen Holding A/S	2,849	244,565
Danske Bank A/S	42,490	1,702,727
Novo Nordisk A/S (Class B Stock)	133,579	6,422,309
Pandora A/S	17,933	1,773,076
TDC A/S	46,601	273,295
Vestas Wind Systems A/S	14,456	1,299,389

		11,715,361

Finland — 0.1%
Cargotec OYJ (Class B Stock)	6,109	384,181
Outokumpu OYJ	17,903	186,256
UPM-Kymmene OYJ	55,359	1,501,943
Wartsila OYJ Abp	63	4,462

		2,076,842

France — 2.2%
Accor SA	58,533	2,911,035
Air Liquide SA	7,352	980,426
Airbus SE	8,233	783,738
Arkema SA	3,689	452,645
Atos SE	12,333	1,912,936

A786

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
France (cont’d.)
AXA SA	238,603	$7,213,438
BNP Paribas SA	108,650	8,765,375
Capgemini SE	27,115	3,178,527
Cie Generale des Etablissements Michelin	1,052	153,488
Credit Agricole SA	82,098	1,494,513
Engie SA	206,790	3,511,566
Essilor International SA	15,281	1,893,879
Faurecia	31,862	2,211,080
Imerys SA	18,508	1,672,289
Kering	1,454	579,223
L’Oreal SA	826	175,147
LVMH Moet Hennessy Louis Vuitton SE	13,941	3,853,790
Natixis SA	55,958	447,826
Orange SA	166,955	2,733,696
Pernod Ricard SA	20,266	2,803,468
Peugeot SA	9,911	235,932
Renault SA	4,579	449,918
Safran SA	32,492	3,320,310
Sanofi	86,211	8,581,971
Schneider Electric SE*	53,243	4,636,431
Societe Generale SA	30,279	1,774,382
Sodexo SA	3,816	475,703
Thales SA	3,558	402,943
TOTAL SA	27,965	1,501,557
Unibail-Rodamco SE, REIT	200	48,668
Vinci SA	40,852	3,881,454
Vivendi SA	64,602	1,636,606

		74,673,960

Germany — 1.5%
adidas AG	16,772	3,798,281
Allianz SE	37,321	8,381,758
Aurubis AG	2,142	173,664
BASF SE	5,309	565,598
Bayer AG	31,770	4,339,864
Bayerische Motoren Werke AG	3,728	378,368
Brenntag AG	3,583	199,736
Continental AG	16,541	4,200,880
Covestro AG, 144A	17,299	1,488,583
Daimler AG	4,110	328,079
Deutsche Post AG	2,772	123,559
Deutsche Telekom AG	23,028	430,030
Deutsche Wohnen SE	32,773	1,392,796
Evotec AG*	99,342	2,363,672
Fraport AG Frankfurt Airport Services Worldwide	9,495	902,464
Fresenius Medical Care AG & Co. KGaA	21,824	2,133,641
Fresenius SE & Co. KGaA	7,098	574,012
Hannover Rueck SE	8,615	1,039,030
HOCHTIEF AG	5,764	973,551
Infineon Technologies AG	25,331	638,652
Innogy SE, 144A	5,075	226,086
Linde AG	16,524	3,436,112
Merck KGaA	2,524	281,104
Muenchener Rueckversicherungs- Gesellschaft AG in Muenchen	2,728	583,860
RWE AG*	45,733	1,040,418
SAP SE	47,769	5,237,615
Siemens AG	8,820	1,244,578

	Shares	Value
COMMON STOCKS (Continued)
Germany (cont’d.)
Siltronic AG*	16,972	$2,110,745
Telefonica Deutschland Holding AG	50,651	284,639
thyssenkrupp AG	17,927	532,426
Uniper SE(a)	61,962	1,700,519
Vonovia SE	7,287	310,335

		51,414,655

Hong Kong — 0.7%
AIA Group Ltd.	1,110,400	8,220,626
ASM Pacific Technology Ltd.	2,500	36,112
Bank of East Asia Ltd. (The)	1,600	6,935
CK Asset Holdings Ltd.	294,000	2,444,120
CK Hutchison Holdings Ltd.	245,500	3,144,435
CK Infrastructure Holdings Ltd.	8,000	68,969
CLP Holdings Ltd.	17,500	179,666
Galaxy Entertainment Group Ltd.	21,000	148,458
Haier Electronics Group Co. Ltd.*	149,000	364,692
Hang Lung Properties Ltd.	2,000	4,762
Hang Seng Bank Ltd.	8,000	195,581
Henderson Land Development Co. Ltd.	14,300	95,115
HKT Trust & HKT Ltd.	20,000	24,306
Hong Kong & China Gas Co. Ltd.	78,100	147,166
Hong Kong Exchanges & Clearing Ltd.	8,700	234,970
Hongkong Land Holdings Ltd.	8,800	63,359
Hutchison Port Holdings Trust, UTS	93,400	40,161
I-CABLE Communications Ltd.*	7,185	236
Jardine Matheson Holdings Ltd.	31,000	1,964,160
Kerry Properties Ltd.	12,000	49,843
Kingboard Chemical Holdings Ltd.	55,000	292,918
Kingboard Laminates Holdings Ltd.	185,000	299,663
Lee & Man Paper Manufacturing Ltd.	262,000	337,111
Li & Fung Ltd.	64,000	32,175
Link REIT, REIT	14,500	117,914
MTR Corp. Ltd.	8,000	46,842
New World Development Co. Ltd.	23,000	33,187
Nine Dragons Paper Holdings Ltd.	268,000	530,386
NWS Holdings Ltd.	16,000	31,275
Power Assets Holdings Ltd.	11,000	95,481
Sands China Ltd.	590,000	3,085,759
Sino Land Co. Ltd.	44,000	77,572
Sun Hung Kai Properties Ltd.	14,000	228,063
Swire Pacific Ltd. (Class A Stock)	7,500	73,016
Techtronic Industries Co. Ltd.	4,500	24,089
Tongda Group Holdings Ltd.(a)	890,000	239,955
WH Group Ltd., 144A	981,500	1,045,300
Wharf Holdings Ltd. (The)	14,000	125,246
Wheelock & Co. Ltd.	13,000	91,766
Xinyi Glass Holdings Ltd.*	282,000	279,497
Yue Yuen Industrial Holdings Ltd.	9,000	34,340

		24,555,227

Hungary — 0.0%
MOL Hungarian Oil & Gas PLC	46,888	533,236
OTP Bank PLC	22,848	857,756

		1,390,992

India — 0.7%
Apollo Tyres Ltd.	80,150	302,183
Dr. Reddy’s Laboratories Ltd., ADR(a)	23,410	835,269

A787

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
India (cont’d.)
HCL Technologies Ltd.	53,910	$722,457
HDFC Bank Ltd., ADR	127,272	12,265,203
Hindustan Petroleum Corp. Ltd.	76,375	499,426
Housing Development Finance Corp. Ltd.	59,350	1,584,232
Infosys Ltd., ADR(a)	193,800	2,827,542
Mahindra & Mahindra Ltd., GDR	92,280	1,734,863
Rural Electrification Corp. Ltd.	131,480	308,320
Vedanta Ltd.	121,791	587,789

		21,667,284

Indonesia — 0.2%
Astra International Tbk PT	4,424,200	2,597,479
Bank Central Asia Tbk PT	659,000	993,727
Bank Negara Indonesia Persero Tbk PT	905,200	497,748
Bank Rakyat Indonesia Persero Tbk PT	1,892,200	2,148,251
Unilever Indonesia Tbk PT	170,100	618,635

		6,855,840

Ireland — 0.0%
CRH PLC	9,755	371,115
James Hardie Industries PLC, CDI	5,127	71,560
Ryanair Holdings PLC, ADR*	4,144	436,860

		879,535

Israel — 0.0%
Teva Pharmaceutical Industries Ltd., ADR	5,798	102,045

Italy — 0.3%
Atlantia SpA	16,457	520,000
Azimut Holding SpA	45,580	987,543
Enel SpA	166,580	1,003,524
Eni SpA	4,237	70,172
Ferrari NV	9,615	1,063,878
Intesa Sanpaolo SpA	599,449	2,122,224
Moncler SpA	61,335	1,772,176
UniCredit SpA*	30,945	660,353

		8,199,870

Japan — 2.1%
Air Water, Inc.	8,300	153,257
Ajinomoto Co., Inc.	8,300	161,971
Alfresa Holdings Corp.	1,900	34,809
Amada Holdings Co. Ltd.	9,600	105,402
Asahi Group Holdings Ltd.	3,300	133,448
Asahi Kasei Corp.	13,000	160,192
Astellas Pharma, Inc.	6,700	85,275
Bandai Namco Holdings, Inc.	4,500	154,597
Bridgestone Corp.	8,000	363,230
Canon, Inc.	4,700	160,839
Central Japan Railway Co.	400	70,196
Chubu Electric Power Co., Inc.	4,200	52,197
Chugai Pharmaceutical Co. Ltd.	2,100	87,268
Coca-Cola Bottlers Japan, Inc.	3,000	97,169
Concordia Financial Group Ltd.	28,100	138,982
Dai Nippon Printing Co. Ltd.	1,500	35,972
Daicel Corp.	13,600	163,985
Dai-ichi Life Holdings, Inc.	12,300	220,632
Daiichi Sankyo Co. Ltd.	10,000	225,667
Daikin Industries Ltd.	24,400	2,471,049
Daito Trust Construction Co. Ltd.	1,200	218,619

	Shares	Value
COMMON STOCKS (Continued)
Japan (cont’d.)
Daiwa House Industry Co. Ltd.	8,500	$293,612
Daiwa House REIT Investment Corp., REIT	13	31,116
DeNA Co. Ltd.	3,800	85,235
Denso Corp.	2,100	106,282
Dentsu, Inc.	1,900	83,463
East Japan Railway Co.	2,800	258,463
Eisai Co. Ltd.	100	5,135
Electric Power Development Co. Ltd.	6,400	160,773
FANUC Corp.	15,500	3,142,681
Fast Retailing Co. Ltd.	300	88,486
Fuji Electric Co. Ltd.	6,000	33,292
FUJIFILM Holdings Corp.	6,200	240,878
Fujitsu Ltd.	16,000	119,081
Hankyu Hanshin Holdings, Inc.	2,700	102,508
Hitachi High-Technologies Corp.	800	29,055
Hitachi Ltd.	60,000	423,051
Honda Motor Co. Ltd.	125,200	3,698,474
Hoya Corp.	3,900	210,907
Hulic Co. Ltd.	11,600	113,743
Inpex Corp.	242,600	2,584,364
ITOCHU Corp.	18,700	306,395
J Front Retailing Co. Ltd.	10,300	142,411
Japan Airlines Co. Ltd.	4,400	148,946
Japan Exchange Group, Inc.	1,500	26,571
Japan Prime Realty Investment Corp., REIT	6	20,056
Japan Real Estate Investment Corp., REIT	11	52,889
Japan Retail Fund Investment Corp., REIT	23	41,272
Japan Tobacco, Inc.	84,500	2,769,146
JFE Holdings, Inc.	4,300	84,107
JGC Corp.	7,100	114,981
JTEKT Corp.	2,100	29,070
JXTG Holdings, Inc.	50,700	261,420
Kajima Corp.	23,000	228,607
Kansai Electric Power Co., Inc. (The)	9,800	125,435
Kao Corp.	2,300	135,409
Kawasaki Heavy Industries Ltd.	3,500	116,050
KDDI Corp.	98,900	2,607,002
Keikyu Corp.	1,500	30,420
Keyence Corp.	6,000	3,191,207
Kintetsu Group Holdings Co. Ltd.	800	29,761
Kirin Holdings Co. Ltd.	9,500	223,192
Kobe Steel Ltd.	5,500	62,987
Komatsu Ltd.	103,700	2,936,475
Kubota Corp.	178,100	3,239,761
Kyocera Corp.	500	31,033
Kyowa Hakko Kirin Co. Ltd.	9,200	156,758
Kyushu Electric Power Co., Inc.	5,800	61,616
M3, Inc.	5,700	162,515
Mabuchi Motor Co. Ltd.	1,700	85,169
Makita Corp.	62,600	2,526,581
Marubeni Corp.(a)	7,200	49,221
Marui Group Co. Ltd.	9,700	138,858
Mazda Motor Corp.	12,200	186,903
Mebuki Financial Group, Inc.	29,600	114,528
Mitsubishi Chemical Holdings Corp.	900	8,581
Mitsubishi Corp.	18,300	425,765
Mitsubishi Electric Corp.	22,300	348,847
Mitsubishi Estate Co. Ltd.	3,300	57,352
Mitsubishi Tanabe Pharma Corp.	7,400	169,882

A788

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Japan (cont’d.)
Mitsubishi UFJ Financial Group, Inc.	115,800	$752,913
Mitsubishi UFJ Lease & Finance Co. Ltd.	23,200	123,093
Mitsui & Co. Ltd.	7,900	116,848
Mitsui Chemicals, Inc.	5,000	152,087
Mitsui Fudosan Co. Ltd.	82,500	1,788,849
Mizuho Financial Group, Inc.(a)	129,300	226,668
MS&AD Insurance Group Holdings, Inc.	1,500	48,340
Murata Manufacturing Co. Ltd.	1,700	250,271
NGK Insulators Ltd.	7,000	131,155
NGK Spark Plug Co. Ltd.	7,200	153,335
NH Foods Ltd.	5,000	137,420
Nidec Corp.	26,000	3,196,203
Nintendo Co. Ltd.	1,000	368,733
Nippon Building Fund, Inc., REIT	12	59,825
Nippon Prologis REIT, Inc., REIT	11	23,185
Nippon Steel & Sumitomo Metal Corp.	9,500	218,439
Nippon Telegraph & Telephone Corp.	8,300	380,312
Nippon Yusen KK	4,300	89,482
Nissan Motor Co. Ltd.	23,700	234,787
Nisshin Seifun Group, Inc.	6,500	108,809
Nitori Holdings Co. Ltd.	1,200	171,614
Nitto Denko Corp.	19,300	1,609,839
Nomura Holdings, Inc.	22,600	126,808
Nomura Real Estate Master Fund, Inc., REIT	27	35,114
NSK Ltd.	4,300	58,055
NTT DOCOMO, Inc.	13,200	301,710
Obayashi Corp.	2,500	29,986
Olympus Corp.	5,100	172,819
Omron Corp.	300	15,298
Ono Pharmaceutical Co. Ltd.	2,300	52,207
Oriental Land Co. Ltd.	3,000	228,719
ORIX Corp.	18,600	300,283
Otsuka Corp.	2,400	153,925
Otsuka Holdings Co. Ltd.	6,000	238,570
Panasonic Corp.	17,100	248,155
Rakuten, Inc.	4,900	53,497
Recruit Holdings Co. Ltd.	3,500	75,787
Resona Holdings, Inc.(a)	13,300	68,381
Rohm Co. Ltd.	2,300	197,360
Ryohin Keikaku Co. Ltd.	100	29,478
Santen Pharmaceutical Co. Ltd.	2,200	34,711
Secom Co. Ltd.	300	21,847
Seibu Holdings, Inc.	5,400	92,237
Sekisui House Ltd.	6,600	111,248
Seven & i Holdings Co. Ltd.	5,400	208,626
Shimadzu Corp.	2,000	39,447
Shimamura Co. Ltd.	700	83,968
Shimano, Inc.	400	53,288
Shin-Etsu Chemical Co. Ltd.	36,400	3,257,798
Shionogi & Co. Ltd.	2,300	125,734
Shizuoka Bank Ltd. (The)	10,000	89,996
SMC Corp.	9,000	3,180,252
SoftBank Group Corp.	8,100	656,880
Sompo Holdings, Inc.	2,400	93,527
Sony Corp.	12,800	477,551
Stanley Electric Co. Ltd.	1,200	41,158
Subaru Corp.	2,200	79,348
Sumitomo Chemical Co. Ltd.	20,000	125,121

	Shares	Value
COMMON STOCKS (Continued)
Japan (cont’d.)
Sumitomo Corp.	1,300	$18,717
Sumitomo Electric Industries Ltd.	5,100	83,375
Sumitomo Metal Mining Co. Ltd.	500	16,097
Sumitomo Mitsui Financial Group, Inc.	103,500	3,978,455
Sumitomo Mitsui Trust Holdings, Inc.	4,900	177,001
Sumitomo Realty & Development Co. Ltd.	7,000	211,787
Suntory Beverage & Food Ltd.	3,700	164,581
Suzuken Co. Ltd.	400	14,227
Suzuki Motor Corp.	5,300	278,171
Sysmex Corp.	1,500	95,837
Takeda Pharmaceutical Co. Ltd.	3,500	193,536
THK Co. Ltd.	1,900	64,806
Tohoku Electric Power Co., Inc.	2,200	27,994
Tokio Marine Holdings, Inc.	7,600	297,444
Tokyo Electric Power Co. Holdings, Inc.*	10,700	43,226
Tokyo Electron Ltd.	14,700	2,263,052
Tokyo Gas Co. Ltd.	1,600	39,182
Tokyo Tatemono Co. Ltd.	11,100	141,989
Tokyu Corp.	12,500	177,035
Toppan Printing Co. Ltd.	5,000	49,601
Toyota Industries Corp.	2,300	132,279
Toyota Motor Corp.	21,200	1,264,123
Toyota Tsusho Corp.	1,200	39,439
Trend Micro, Inc.	2,600	128,092
United Urban Investment Corp., REIT	20	29,292
West Japan Railway Co.	3,100	215,520
Yahoo Japan Corp.	7,000	33,270
Yamada Denki Co. Ltd.	23,000	125,767
Yamato Holdings Co. Ltd.	2,900	58,580

		70,416,105

Luxembourg — 0.0%
ArcelorMittal*	15,681	404,509

Macau — 0.1%
Wynn Macau Ltd.	595,200	1,609,708

Malaysia — 0.1%
AirAsia Bhd	596,900	488,156
CIMB Group Holdings Bhd	412,800	616,677
Genting Bhd	147,500	333,835
Malayan Banking Bhd	284,800	643,237
Public Bank Bhd	137,000	663,423

		2,745,328

Mexico — 0.1%
Grupo Financiero Banorte SAB de CV (Class O Stock)	132,730	913,803
Wal-Mart de Mexico SAB de CV	521,110	1,193,316

		2,107,119

Netherlands — 0.8%
Akzo Nobel NV	22,440	2,069,617
ASML Holding NV	24,892	4,253,462
ASR Nederland NV	5,289	211,503
BE Semiconductor Industries NV	25,648	1,785,209
Heineken Holding NV	3,241	304,493
Heineken NV	1,447	143,183
ING Groep NV	452,850	8,347,045
Koninklijke Ahold Delhaize NV	34,255	640,039
Koninklijke KPN NV	115,557	396,565

A789

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Netherlands (cont’d.)
Koninklijke Philips NV	3,533	$145,771
NN Group NV	9,538	399,415
Royal Dutch Shell PLC (Class A Stock)	247,004	7,464,905
Royal Dutch Shell PLC (Class B Stock)	32,230	992,235
Wolters Kluwer NV	4,858	224,511

		27,377,953

New Zealand — 0.0%
Auckland International Airport Ltd.	12,583	58,584
Contact Energy Ltd.	8,709	34,632
Fletcher Building Ltd.	9,495	54,878
Ryman Healthcare Ltd.	4,728	31,675
Spark New Zealand Ltd.	24,086	63,592

		243,361

Norway — 0.0%
Norsk Hydro ASA	38,626	281,846

Panama — 0.0%
Copa Holdings SA (Class A Stock)	7,460	928,994

Peru — 0.0%
Credicorp Ltd.	6,400	1,312,127

Poland — 0.0%
KGHM Polska Miedz SA	15,419	496,707
Polski Koncern Naftowy ORLEN SA	27,308	911,170

		1,407,877

Russia — 0.4%
Aeroflot PJSC	78,760	251,767
Alrosa PJSC	573,560	820,765
LUKOIL PJSC, ADR	19,250	1,016,737
Magnit PJSC, GDR	38,190	1,553,604
Magnitogorsk Iron & Steel Works PJSC	334,160	251,397
MMC Norilsk Nickel PJSC, ADR	67,523	1,161,396
Mobile TeleSystems PJSC, ADR	67,548	705,201
Ros Agro PLC, GDR	15,433	187,639
RusHydro PJSC	15,915,390	235,363
Sberbank of Russia PJSC, ADR(a)	291,937	4,165,941
Severstal PJSC, GDR	28,478	426,169
Tatneft PJSC, ADR(a)	10,434	442,658
United Co. RUSAL PLC	262,000	198,246
X5 Retail Group NV, GDR*	11,885	535,233

		11,952,116

Singapore — 0.1%
Ascendas Real Estate Investment Trust, REIT	20,200	39,700
CapitaLand Ltd.	33,100	87,579
CapitaLand Mall Trust, REIT	14,200	20,957
ComfortDelGro Corp. Ltd.	12,700	19,516
DBS Group Holdings Ltd.	207,000	3,186,572
Genting Singapore PLC	28,800	24,904
IGG, Inc.	439,000	590,666
Jardine Cycle & Carriage Ltd.	600	17,460
Keppel Corp. Ltd.	16,400	78,737
Oversea-Chinese Banking Corp. Ltd.	31,000	255,634
Singapore Exchange Ltd.	2,800	15,277
Singapore Press Holdings Ltd.	5,500	11,053
Singapore Telecommunications Ltd.	63,700	173,164
United Overseas Bank Ltd.	10,000	173,658

	Shares	Value
COMMON STOCKS (Continued)
Singapore (cont’d.)
Wilmar International Ltd.	23,500	$55,222

		4,750,099

South Africa — 0.5%
Aspen Pharmacare Holdings Ltd.	36,090	809,664
Barloworld Ltd.	27,985	257,600
Bid Corp. Ltd.	87,460	1,961,904
Bidvest Group Ltd. (The)	67,960	866,706
Capitec Bank Holdings Ltd.	10,330	655,322
FirstRand Ltd.	477,090	1,834,583
Kumba Iron Ore Ltd.	9,766	159,042
Mr. Price Group Ltd.	38,220	508,293
MTN Group Ltd.	63,860	587,159
Naspers Ltd. (Class N Stock)	11,345	2,452,479
Nedbank Group Ltd.	16,790	251,224
Novus Holdings Ltd.	3,923	1,880
Remgro Ltd.	89,293	1,355,172
Sanlam Ltd.	154,550	772,103
Sappi Ltd.	22,790	155,217
Shoprite Holdings Ltd.	63,990	977,997
Standard Bank Group Ltd.	87,360	1,019,189
Tiger Brands Ltd.	24,590	685,579

		15,311,113

South Korea — 1.0%
Hana Financial Group, Inc.	26,732	1,109,024
Hyosung Corp.	5,631	717,591
Hyundai Engineering & Construction Co. Ltd.	9,430	316,869
Hyundai Marine & Fire Insurance Co. Ltd.	11,966	474,581
Hyundai Mobis Co. Ltd.	5,150	1,081,283
Hyundai Motor Co.	10,040	1,320,782
Industrial Bank of Korea	50,700	639,143
Korea Electric Power Corp.	22,962	780,141
KT&G Corp.	12,733	1,175,011
LG Chem Ltd.	960	329,810
LG Uplus Corp.	49,145	573,804
NCSoft Corp.	2,351	955,812
POSCO	3,340	928,134
Samsung Electronics Co. Ltd.	2,250	5,063,004
Samsung Electronics Co. Ltd., GDR	10,418	11,793,176
SFA Engineering Corp.	5,641	204,294
Shinhan Financial Group Co. Ltd.	27,448	1,213,155
SK Hynix, Inc.	22,585	1,647,131
SK Innovation Co. Ltd.	7,291	1,270,779
S-Oil Corp.	6,885	768,931

		32,362,455

Spain — 0.4%
ACS Actividades de Construccion y Servicios SA	21,908	812,730
Aena SME SA, 144A	6,696	1,210,143
Banco Bilbao Vizcaya Argentaria SA	380,088	3,398,119
Banco Santander SA	442,430	3,094,713
Bankia SA	38,348	185,135
Iberdrola SA.	112,408	874,038
Industria de Diseno Textil SA	21,030	792,831
Red Electrica Corp. SA	21,065	443,092
Repsol SA	25,831	476,692

A790

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Spain (cont’d.)
Telefonica SA	56,999	$619,408

		11,906,901

Sweden — 0.3%
Assa Abloy AB (Class B Stock)	19,267	441,126
Atlas Copco AB (Class A Stock)	68,482	2,905,167
Electrolux AB (Class B Stock)(a)	61,850	2,105,114
Sandvik AB	26,376	455,532
Skandinaviska Enskilda Banken AB (Class A Stock)	35,188	464,242
Svenska Handelsbanken AB (Class A Stock)	39,526	597,171
Volvo AB (Class B Stock)	87,439	1,688,276

		8,656,628

Switzerland — 1.7%
ABB Ltd.	16,130	398,863
Adecco Group AG	4,598	358,205
Cie Financiere Richemont SA	35,980	3,293,466
Credit Suisse Group AG*	29,836	472,739
Ferguson PLC	8,941	586,611
Georg Fischer AG	1,731	2,136,228
Glencore PLC*	708,773	3,253,271
LafargeHolcim Ltd., (SGMX)*	37,794	2,212,647
LafargeHolcim Ltd., (XEQT)*	18,249	1,066,022
Logitech International SA	67,481	2,465,363
Lonza Group AG*	13,431	3,529,191
Nestle SA	29,600	2,484,661
Novartis AG	116,658	10,006,334
Partners Group Holding AG	4,582	3,110,711
Roche Holding AG	24,306	6,213,103
STMicroelectronics NV	118,703	2,302,749
Swiss Life Holding AG*	4,710	1,660,473
UBS Group AG*	241,607	4,133,166
VAT Group AG, 144A*	17,019	2,355,875
Zurich Insurance Group AG	11,728	3,583,836

		55,623,514

Taiwan — 0.7%
Accton Technology Corp.	100,000	322,310
Catcher Technology Co. Ltd.	56,000	523,842
Coretronic Corp.	133,800	156,589
CTBC Financial Holding Co. Ltd.	1,484,000	931,506
Delta Electronics, Inc.	240,000	1,238,272
Elite Material Co. Ltd.	87,000	414,316
FLEXium Interconnect, Inc.	137,241	527,121
Fubon Financial Holding Co. Ltd.	625,000	976,732
General Interface Solution Holding Ltd.	77,000	768,568
Grape King Bio Ltd.	30,000	181,073
Largan Precision Co. Ltd.	7,000	1,234,906
Merry Electronics Co. Ltd.	74,000	467,930
Pegatron Corp.	155,000	403,592
Phison Electronics Corp.	19,000	225,872
President Chain Store Corp.	159,000	1,341,970
St. Shine Optical Co. Ltd.	12,000	254,646
Taiwan Semiconductor Manufacturing Co. Ltd.	843,000	6,037,954
Taiwan Semiconductor Manufacturing Co. Ltd., ADR(a)	179,695	6,747,547

	Shares	Value
COMMON STOCKS (Continued)
Taiwan (cont’d.)
Zhen Ding Technology Holding Ltd.	114,000	$231,703

		22,986,449

Thailand — 0.2%
Kiatnakin Bank PCL, NVDR	159,400	333,749
Krung Thai Bank PCL, NVDR	1,515,900	855,641
PTT Global Chemical PCL	210,900	487,463
PTT PCL, NVDR	92,400	1,131,451
Siam Cement PCL (The)	60,900	917,847
Siam Commercial Bank PCL (The)	282,000	1,296,590
Star Petroleum Refining PCL, NVDR	687,000	365,001
Thai Oil PCL, NVDR	167,600	465,201
Tisco Financial Group PCL, NVDR	129,600	299,538

		6,152,481

Turkey — 0.1%
Akbank Turk A/S	268,084	707,489
Emlak Konut Gayrimenkul Yatirim Ortakligi A/S, REIT*	639,603	481,277
Eregli Demir ve Celik Fabrikalari TAS	166,780	361,908
KOC Holding A/S	113,300	519,746
Petkim Petrokimya Holding A/S	326,440	547,763
Tekfen Holding A/S	102,146	335,714
Tupras Turkiye Petrol Rafinerileri A/S	30,740	1,049,042
Turkiye Halk Bankasi A/S	248,690	845,808

		4,848,747

United Kingdom — 1.8%
3i Group PLC	30,914	378,483
Anglo American PLC	2,543	45,719
AstraZeneca PLC	7,308	485,992
BAE Systems PLC	19,096	161,719
Barratt Developments PLC	34,494	284,167
BP PLC	80,474	515,516
British American Tobacco PLC	89,181	5,583,056
BT Group PLC	73,379	279,096
Burberry Group PLC	132,476	3,127,959
Capita PLC	383	2,898
Compass Group PLC	20,602	437,123
Diageo PLC	22,300	733,346
GlaxoSmithKline PLC	23,745	474,676
HSBC Holdings PLC	162,483	1,606,278
Imperial Brands PLC	6,180	263,767
InterContinental Hotels Group PLC	4,953	262,017
International Consolidated Airlines Group SA	165,636	1,320,036
Johnson Matthey PLC	5,446	249,727
Liberty Global PLC (Class C Stock)*	3,249	106,242
Lloyds Banking Group PLC	544,769	495,062
London Stock Exchange Group PLC	10,044	515,718
Meggitt PLC	257,820	1,800,797
Micro Focus International PLC, ADR*	15,632	498,646
Persimmon PLC	55,127	1,907,798
Prudential PLC	235,668	5,639,645
Randgold Resources Ltd.	1,878	183,549
Reckitt Benckiser Group PLC	3,870	353,594
RELX NV	92,870	1,975,658
RELX PLC	14,866	326,253
Rio Tinto Ltd.	46,993	2,463,135

A791

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
United Kingdom (cont’d.)
Rio Tinto PLC	51,097	$2,378,517
Sage Group PLC (The)	37,701	353,063
Standard Chartered PLC*	330,922	3,290,384
Taylor Wimpey PLC	157,606	413,077
TechnipFMC PLC*	54,547	1,508,419
Travis Perkins PLC	46,238	897,500
Unilever NV, CVA	91,012	5,379,774
Unilever PLC	98,301	5,689,591
Vodafone Group PLC	1,567,528	4,389,368
Whitbread PLC	10,989	554,685
WPP PLC	144,663	2,684,376

		60,016,426

United States — 34.1%
3M Co.	723	151,758
Abbott Laboratories	63,541	3,390,548
AbbVie, Inc.	570	50,650
Acadia Healthcare Co., Inc.*(a)	70,848	3,383,700
ACADIA Pharmaceuticals, Inc.*(a)	6,691	252,050
Acadia Realty Trust, REIT	9,950	284,769
Accenture PLC (Class A Stock)	35,078	4,737,986
Activision Blizzard, Inc.	1,762	113,667
Acuity Brands, Inc.(a)	6,980	1,195,534
Adobe Systems, Inc.*	49,104	7,325,334
Advanced Micro Devices, Inc.*(a)	28,715	366,116
AdvanSix, Inc.*	15,416	612,785
Aetna, Inc.	19,410	3,086,384
Affiliated Managers Group, Inc.	2,160	410,033
Agilent Technologies, Inc.	33,595	2,156,799
Albemarle Corp.	1,706	232,545
Alcoa Corp.*	4,009	186,900
Alexandria Real Estate Equities, Inc., REIT(a)	13,900	1,653,682
Alexion Pharmaceuticals, Inc.*	2,737	383,974
Alleghany Corp.*	1,560	864,256
Allegion PLC	33,976	2,937,905
Allergan PLC	29,123	5,968,759
Ally Financial, Inc.	86,703	2,103,415
Alphabet, Inc. (Class A Stock)*	2,604	2,535,567
Alphabet, Inc. (Class C Stock)*	29,964	28,738,772
Altria Group, Inc.	9,319	591,011
Amazon.com, Inc.*	18,025	17,328,334
American Campus Communities, Inc., REIT	4,762	210,242
American Electric Power Co., Inc.	57,160	4,014,919
American Express Co.	6,276	567,727
American Homes 4 Rent (Class A Stock), REIT	116,997	2,540,005
American International Group, Inc.	108,743	6,675,733
Ameriprise Financial, Inc.	9,229	1,370,599
AmerisourceBergen Corp.	17,092	1,414,363
AMETEK, Inc.	6,697	442,270
Amgen, Inc.	1,093	203,790
Amphenol Corp. (Class A Stock)	55,290	4,679,746
Anadarko Petroleum Corp.	39,931	1,950,629
Analog Devices, Inc.	34,366	2,961,319
Antero Resources Corp.*(a)	1,213	24,139
Apache Corp.(a)	39,600	1,813,679
Apartment Investment & Management Co. (Class A Stock), REIT	16,325	716,015

	Shares	Value
COMMON STOCKS (Continued)
United States (cont’d.)
Apple, Inc.	206,095	$31,763,362
Applied Materials, Inc.	52,795	2,750,092
Aramark	11,963	485,818
Arista Networks, Inc.*(a)	13,949	2,644,870
Arrow Electronics, Inc.*	27,235	2,189,967
Arthur J Gallagher & Co.	31,243	1,923,007
AT&T, Inc.	58,546	2,293,247
Athene Holding Ltd. (Class A Stock)*	16,500	888,359
AutoZone, Inc.*	5,097	3,033,276
AvalonBay Communities, Inc., REIT	47,647	8,501,178
Avery Dennison Corp.	1,085	106,699
Ball Corp.(a)	87,585	3,617,260
Bank of America Corp.	592,076	15,003,206
Bank of New York Mellon Corp. (The)	68,499	3,631,817
Becton, Dickinson and Co.(a)	3,520	689,744
Bed Bath & Beyond, Inc.(a)	40,272	945,184
Berkshire Hathaway, Inc. (Class B Stock)*	9,925	1,819,451
Best Buy Co., Inc.	31,194	1,776,811
Biogen, Inc.*	7,873	2,465,193
BioMarin Pharmaceutical, Inc.*	13,325	1,240,158
BlackRock, Inc.	5,920	2,646,772
Boeing Co. (The)	740	188,115
BorgWarner, Inc.	9,630	493,345
Boston Beer Co., Inc. (The) (Class A Stock)*(a)	1,402	218,992
Boston Properties, Inc., REIT(a)	31,395	3,857,817
Boston Scientific Corp.*	154,641	4,510,878
Brandywine Realty Trust, REIT	70,800	1,238,292
Bright Horizons Family Solutions, Inc.*	4,132	356,220
Brighthouse Financial, Inc.*	737	44,810
Brinker International, Inc.(a)	32,500	1,035,450
Bristol-Myers Squibb Co.	60,196	3,836,893
Brixmor Property Group, Inc., REIT	104,707	1,968,492
Broadcom Ltd.	37,244	9,033,160
Broadridge Financial Solutions, Inc.	991	80,093
Brown-Forman Corp. (Class B Stock)	2,003	108,763
CA, Inc.	2,668	89,058
Cadence Design Systems, Inc.*	2,316	91,413
CalAtlantic Group, Inc.	11,540	422,710
Camden Property Trust, REIT	21,970	2,009,157
Capital One Financial Corp.	104,299	8,829,953
Carlisle Cos., Inc.	25,521	2,559,501
Carnival PLC	21,917	1,393,751
Casey’s General Stores, Inc.(a)	2,848	311,714
Cavium, Inc.*(a)	38,988	2,570,869
CBRE Group, Inc. (Class A Stock)*	127,208	4,818,639
CBS Corp. (Class B Stock)(a)	44,544	2,583,552
CDK Global, Inc.	1,106	69,778
CDW Corp.	10,660	703,560
Celanese Corp. (Class A Stock)	6,621	690,372
Celgene Corp.*	33,173	4,837,287
Centene Corp.*	5,781	559,427
CenterPoint Energy, Inc.	5,113	149,351
Charles Schwab Corp. (The)	240,099	10,501,930
Charter Communications, Inc. (Class A Stock)*	17,608	6,399,100
Chevron Corp.	15,234	1,789,995
Chubb Ltd.	37,332	5,321,677
Cigna Corp.	23,753	4,440,386

A792

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
United States (cont’d.)
Cintas Corp.	730	$105,324
Cisco Systems, Inc.	92,972	3,126,649
Citigroup, Inc.	169,170	12,305,426
Citizens Financial Group, Inc.	93,929	3,557,092
Clear Channel Outdoor Holdings, Inc. (Class A Stock)	77,500	360,375
CMS Energy Corp.	55,450	2,568,444
CNO Financial Group, Inc.	36,000	840,240
Coach, Inc.	7,340	295,655
Coca-Cola Co. (The)	16,506	742,935
Cognizant Technology Solutions Corp. (Class A Stock)	4,832	350,513
Colgate-Palmolive Co.	2,337	170,250
Columbia Sportswear Co.	24,500	1,508,710
Comcast Corp. (Class A Stock)	141,114	5,430,067
Comerica, Inc.	34,187	2,607,100
CommScope Holding Co., Inc.*	55,460	1,841,827
Concho Resources, Inc.*	46,400	6,111,808
ConocoPhillips	39,300	1,966,965
Constellation Brands, Inc. (Class A Stock)	7,491	1,494,080
Continental Resources, Inc.*	835	32,239
Cooper Cos., Inc. (The)	383	90,813
Copart, Inc.*	62,208	2,138,089
Core Laboratories NV(a)	276	27,241
CoreSite Realty Corp., REIT(a)	7,875	881,213
Corning, Inc.	92,503	2,767,690
Corporate Office Properties Trust, REIT	40,000	1,313,200
Costco Wholesale Corp.	5,831	957,975
Coty, Inc. (Class A Stock)(a)	89,023	1,471,550
Crown Holdings, Inc.*	23,373	1,395,835
CubeSmart, REIT(a)	63,725	1,654,301
CVS Health Corp.	22,400	1,821,568
CyrusOne, Inc., REIT	28,650	1,688,345
D.R. Horton, Inc.	18,105	722,933
Danaher Corp.	5,046	432,846
DDR Corp., REIT	65,915	603,781
Deere & Co.	16,290	2,045,861
Delphi Automotive PLC	17,592	1,731,052
Delta Air Lines, Inc.	162,386	7,830,253
DENTSPLY SIRONA, Inc.	6,452	385,894
DexCom, Inc.*(a)	4,190	204,996
Diamondback Energy, Inc.*	31,075	3,044,107
Dick’s Sporting Goods, Inc.	801	21,635
Digital Realty Trust, Inc., REIT(a)	33,302	3,940,626
DISH Network Corp. (Class A Stock)*	105,979	5,747,241
Dollar Tree, Inc.*	12,111	1,051,477
Douglas Emmett, Inc., REIT(a)	23,295	918,289
Dover Corp.	20,530	1,876,237
DowDuPont, Inc.	76,260	5,279,494
Dr. Pepper Snapple Group, Inc.	23,242	2,056,220
Duke Energy Corp.	24,854	2,085,748
DXC Technology Co.	2,393	205,511
Dynegy, Inc.*	150	1,469
E*TRADE Financial Corp.*	2,258	98,471
Eagle Materials, Inc.	37,259	3,975,535
East West Bancorp, Inc.	51,447	3,075,502
EastGroup Properties, Inc., REIT	14,500	1,277,740
Eastman Chemical Co.	37,168	3,363,333
Eaton Corp. PLC	32,516	2,496,904

	Shares	Value
COMMON STOCKS (Continued)
United States (cont’d.)
Edgewell Personal Care Co.*	7,199	$523,871
Edison International	36,400	2,808,988
Edwards Lifesciences Corp.*	2,639	288,469
Electronic Arts, Inc.*	45,606	5,384,244
Eli Lilly & Co.	55,365	4,735,922
Energen Corp.*	18,252	998,019
Energizer Holdings, Inc.(a)	14,569	670,902
Entercom Communications Corp. (Class A Stock)(a)	62,880	719,976
EOG Resources, Inc.	62,520	6,048,185
EQT Corp.(a)	68,769	4,486,489
Equifax, Inc.	2,071	219,505
Equinix, Inc., REIT	15,554	6,941,751
Equity LifeStyle Properties, Inc., REIT	15,282	1,300,193
Equity Residential, REIT(a)	65,880	4,343,469
Essex Property Trust, Inc., REIT(a)	11,933	3,031,340
Everest Re Group Ltd.	634	144,799
Eversource Energy	21,420	1,294,625
Evolent Health, Inc. (Class A Stock)*(a)	68,509	1,219,460
Exact Sciences Corp.*(a)	31,984	1,507,086
Exelixis, Inc.*	7,703	186,644
Exelon Corp.	5,622	211,781
Expedia, Inc.(a)	16,430	2,364,934
Extra Space Storage, Inc., REIT(a)	13,475	1,076,921
Exxon Mobil Corp.	79,709	6,534,543
F5 Networks, Inc.*	498	60,039
Facebook, Inc. (Class A Stock)*	125,407	21,428,294
Federal Realty Investment Trust, REIT	20,841	2,588,661
FedEx Corp.	2,073	467,627
Fidelity National Information Services, Inc.	7,006	654,290
Fifth Third Bancorp	82,051	2,295,787
First Data Corp. (Class A Stock)*	2,275	41,041
First Republic Bank	39,685	4,145,495
FLIR Systems, Inc.	908	35,330
Foot Locker, Inc.	1,302	45,856
Ford Motor Co.	161,015	1,927,349
Fortive Corp.	13,917	985,184
Fortune Brands Home & Security, Inc.	54,490	3,663,363
Gap, Inc. (The)(a)	53,749	1,587,208
Gartner, Inc.*	5,855	728,421
General Dynamics Corp.	16,442	3,380,147
General Electric Co.	207,075	5,007,073
Genuine Parts Co.	21,700	2,075,605
GGP, Inc., REIT(a)	32,123	667,195
Gilead Sciences, Inc.	13,098	1,061,200
Global Payments, Inc.	41,000	3,896,230
GoDaddy, Inc. (Class A Stock)*	60,481	2,631,528
Goldman Sachs Group, Inc. (The)	2,041	484,105
Goodman Networks, Inc.*^	1,490	—
Gramercy Property Trust, REIT(a)	48,116	1,455,509
Graphic Packaging Holding Co.	89,800	1,252,710
GrubHub, Inc.*(a)	3,580	188,523
Guidewire Software, Inc.*	22,773	1,773,106
Halcon Resources Corp.*	8,792	59,786
Halliburton Co.	6,620	304,719
Hartford Financial Services Group, Inc. (The)	71,242	3,948,944
HCA Healthcare, Inc.*	21,500	1,711,185
HCP, Inc., REIT	144,886	4,032,177

A793

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
United States (cont’d.)
HD Supply Holdings, Inc.*	28,535	$1,029,258
Healthcare Trust of America, Inc. (Class A Stock), REIT	48,900	1,457,220
HEICO Corp. (Class A Stock)	5,271	401,650
Henry Schein, Inc.*	4,038	331,076
Hewlett Packard Enterprise Co.	92,100	1,354,791
Highwoods Properties, Inc., REIT	26,590	1,385,073
Hilton Grand Vacations, Inc.*	46,191	1,784,358
Hilton Worldwide Holdings, Inc.	122,233	8,489,082
Hologic, Inc.*	1,507	55,292
Home Depot, Inc. (The)	43,052	7,041,585
Honeywell International, Inc.	60,655	8,597,240
Hospitality Properties Trust, REIT	10,625	302,706
Host Hotels & Resorts, Inc., REIT(a)	93,815	1,734,639
HP, Inc.	37,625	750,995
Hubbell, Inc.	3,855	447,257
Hudson Pacific Properties, Inc., REIT	24,725	829,029
Humana, Inc.	14,944	3,640,807
Huntington Bancshares, Inc.	27,435	382,993
Huntington Ingalls Industries, Inc.	348	78,801
IDEX Corp.	4,133	502,036
IDEXX Laboratories, Inc.*	342	53,178
Illinois Tool Works, Inc.	9,540	1,411,538
Illumina, Inc.*	17,227	3,431,618
Incyte Corp.*	3,452	402,987
Ingersoll-Rand PLC	54,720	4,879,382
Ingredion, Inc.	516	62,250
Intel Corp.	15,536	591,611
Intercept Pharmaceuticals, Inc.*(a)	3,682	213,703
Intercontinental Exchange, Inc.	50,560	3,473,472
International Business Machines Corp.	25,629	3,718,255
Intuit, Inc.	1,988	282,574
Intuitive Surgical, Inc.*	2,047	2,140,916
Invesco Ltd.	54,049	1,893,877
Investors Real Estate Trust, REIT	5,136	31,381
Invitation Homes, Inc., REIT(a)	44,850	1,015,853
IPG Photonics Corp.*	2,335	432,115
Jack Henry & Associates, Inc.	5,628	578,502
Jazz Pharmaceuticals PLC*	16,724	2,445,885
JBG SMITH Properties, REIT*	17,377	594,450
John Bean Technologies Corp.	11,844	1,197,428
Johnson & Johnson	47,073	6,119,961
Jones Lang LaSalle, Inc.	312	38,532
KapStone Paper and Packaging Corp.(a)	36,600	786,534
KeyCorp.	113,300	2,132,306
Keysight Technologies, Inc.*	13,113	546,288
Kilroy Realty Corp., REIT	8,450	600,963
Kimberly-Clark Corp.	4,217	496,257
Kimco Realty Corp., REIT(a)	176,959	3,459,549
Kinder Morgan, Inc.	114,495	2,196,014
Kite Pharma, Inc.*	12,306	2,212,742
Kite Realty Group Trust, REIT	21,675	438,919
KLA-Tencor Corp.	7,300	773,800
Kohl’s Corp.(a)	55,909	2,552,246
Kraft Heinz Co. (The)	27,801	2,155,967
Kroger Co. (The)	74,415	1,492,765
L3 Technologies, Inc.	842	158,658
La Quinta Holdings, Inc.*	76,000	1,330,000
Laboratory Corp. of America Holdings*	3,283	495,635

	Shares	Value
COMMON STOCKS (Continued)
United States (cont’d.)
Lam Research Corp.(a)	14,211	$2,629,603
LaSalle Hotel Properties, REIT(a)	13,175	382,339
Lazard Ltd. (Class A Stock)	29,830	1,348,913
Lear Corp.	605	104,713
Lennox International, Inc.(a)	20,085	3,594,612
Liberty Broadband Corp. (Class C Stock)*	915	87,200
Liberty Media Corp.-Liberty SiriusXM (Class A Stock)*	937	39,260
Liberty Property Trust, REIT	48,420	1,988,125
Life Storage, Inc., REIT	16,330	1,335,958
Lincoln National Corp.	3,028	222,497
LKQ Corp.*	83,739	3,013,767
Loews Corp.	105,287	5,039,036
Lowe’s Cos., Inc.	61,290	4,899,523
M&T Bank Corp.	28,492	4,588,352
Macerich Co. (The), REIT(a)	21,575	1,185,978
ManpowerGroup, Inc.	740	87,187
Marathon Petroleum Corp.	37,400	2,097,392
Marriott International, Inc. (Class A Stock)	2,163	238,492
Marsh & McLennan Cos., Inc.	14,296	1,198,148
Martin Marietta Materials, Inc.	9,507	1,960,628
Masco Corp.	54,201	2,114,381
Mastercard, Inc. (Class A Stock)	34,318	4,845,701
Match Group, Inc.*	10,135	235,031
Maxim Integrated Products, Inc.	2,183	104,151
McDonald’s Corp.	3,145	492,759
McKesson Corp.	780	119,816
Medtronic PLC	3,821	297,159
Merck & Co., Inc.	96,375	6,170,891
MetLife, Inc.	60,052	3,119,702
MGM Growth Properties LLC (Class A Stock), REIT(a)	31,810	960,980
Microchip Technology, Inc.(a)	29,360	2,635,941
Microsoft Corp.	326,418	24,314,877
Mid-America Apartment Communities, Inc., REIT	17,585	1,879,485
Middleby Corp. (The)*	13,007	1,667,107
Mohawk Industries, Inc.*	34,367	8,506,176
Molson Coors Brewing Co. (Class B Stock)	59,706	4,874,398
Mondelez International, Inc. (Class A Stock)	101,361	4,121,338
Monster Beverage Corp.*	31,616	1,746,784
Morgan Stanley	131,063	6,313,305
Mosaic Co. (The)	31,231	674,277
MSC Industrial Direct Co., Inc. (Class A Stock)	6,522	492,868
Murphy USA, Inc.*(a)	18,200	1,255,800
Nasdaq, Inc.	26,896	2,086,323
National Fuel Gas Co.(a)	8,595	486,563
National Health Investors, Inc., REIT	23,930	1,849,550
National Retail Properties, Inc., REIT	1,130	47,076
Netflix, Inc.*	13,565	2,460,013
Newell Brands, Inc.	32,581	1,390,231
Newfield Exploration Co.*	1,693	50,231
Newmont Mining Corp.	2,094	78,546
Nexstar Media Group, Inc. (Class A
Stock)(a)	23,456	1,461,309
NextEra Energy, Inc.	48,186	7,061,658
NII Holdings, Inc.*	7,349	3,381
NIKE, Inc. (Class B Stock)	52,606	2,727,621

A794

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Shares		Value
COMMON STOCKS (Continued)
United States (cont’d.)
NiSource, Inc.	16,826	$430,577
Nordstrom, Inc.	23,779	1,121,180
Norfolk Southern Corp.	17,306	2,288,545
Northern Trust Corp.	22,484	2,066,954
Northrop Grumman Corp.	9,842	2,831,740
Norwegian Cruise Line Holdings Ltd.*	36,648	1,980,824
Nuance Communications, Inc.*	2,008	31,566
NVIDIA Corp.	40,476	7,235,895
Oaktree Capital Group LLC, MLP	9,583	450,880
Occidental Petroleum Corp.	83,661	5,371,873
Old Dominion Freight Line, Inc.	25,786	2,839,296
Oracle Corp.	12,802	618,977
O’Reilly Automotive, Inc.*	18,762	4,040,772
Oshkosh Corp.	29,502	2,435,095
Outfront Media, Inc., REIT	71,585	1,802,510
PACCAR, Inc.	10,009	724,051
Palo Alto Networks, Inc.*	13,406	1,931,805
Park Hotels & Resorts, Inc., REIT(a)	58,840	1,621,631
Parker-Hannifin Corp.	1,113	194,797
Parsley Energy, Inc. (Class A Stock)*	1,989	52,390
Paycom Software, Inc.*(a)	3,721	278,926
PayPal Holdings, Inc.*	63,014	4,034,786
PBF Energy, Inc. (Class A Stock)(a)	59,890	1,653,563
Pebblebrook Hotel Trust, REIT(a)	26,065	941,990
Penn Virginia Corp.*	297	11,874
Penn Virginia Corp. NPV*	364	14,553
PepsiCo, Inc.	62,016	6,910,443
Pfizer, Inc.	363,925	12,992,122
PG&E Corp.	28,214	1,921,091
Philip Morris International, Inc.	62,168	6,901,270
Phillips 66	47,228	4,326,557
Pioneer Natural Resources Co.	32,124	4,739,575
Plains GP Holdings LP (Class A Stock)*	965	21,105
PNC Financial Services Group, Inc. (The)	32,976	4,444,176
Post Holdings, Inc.*	22,800	2,012,556
Premier, Inc. (Class A Stock)*	13,908	452,984
Priceline Group, Inc. (The)*	2,675	4,897,444
Procter & Gamble Co. (The)	39,125	3,559,593
Progressive Corp. (The)	7,245	350,803
Prologis, Inc., REIT	129,139	8,195,161
Proofpoint, Inc.*(a)	2,902	253,112
Public Storage, REIT	39,573	8,468,227
PulteGroup, Inc.	6,376	174,256
PVH Corp.	4,927	621,097
QUALCOMM, Inc.	16,600	860,544
Quality Care Properties, Inc., REIT*	20,300	314,650
Quest Diagnostics, Inc.	1,086	101,693
Ralph Lauren Corp.(a)	3,680	324,907
Range Resources Corp.	10,296	201,493
Raymond James Financial, Inc.	6,736	568,047
Rayonier, Inc., REIT	74,880	2,163,283
Realty Income Corp., REIT(a)	29,310	1,676,239
Red Hat, Inc.*	6,480	718,373
Red Rock Resorts, Inc. (Class A Stock)(a)	15,627	361,921
Regal Beloit Corp	2,173	171,667
Regency Centers Corp., REIT	35,769	2,219,108
Regions Financial Corp.	27,877	424,567
Reinsurance Group of America, Inc.	509	71,021
Revance Therapeutics, Inc.*(a)	30,806	848,705

	Shares	Value
COMMON STOCKS (Continued)
United States (cont’d.)
RLJ Lodging Trust, REIT	41,844	$920,568
Robert Half International, Inc.	1,027	51,699
Rockwell Automation, Inc.	1,085	193,358
Rockwell Collins, Inc.	248	32,416
Ross Stores, Inc.	18,717	1,208,556
Royal Caribbean Cruises Ltd.	18,678	2,214,090
S&P Global, Inc.	28,571	4,465,933
Sabine Oil & Gas Holdings, Inc.*	35	1,505
Sabre Corp.(a)	1,260	22,806
Sage Therapeutics, Inc.*(a)	6,155	383,457
salesforce.com, Inc.*	33,824	3,159,838
SBA Communications Corp., REIT*	8,091	1,165,509
Schlumberger Ltd.	1,994	139,101
Sempra Energy	11,649	1,329,500
Senior Housing Properties Trust, REIT	34,264	669,861
ServiceNow, Inc.*	27,087	3,183,536
Sherwin-Williams Co. (The)	1,290	461,872
Shire PLC	45,116	2,297,925
Silgan Holdings, Inc.	15,790	464,700
Simon Property Group, Inc., REIT	49,547	7,977,562
Sinclair Broadcast Group, Inc. (Class A Stock)(a)	19,200	615,360
Sirius XM Holdings, Inc.(a)	32,523	179,527
SL Green Realty Corp., REIT(a)	4,400	445,808
Snap, Inc. (Class A Stock)*(a)	53,352	775,738
Snap-on, Inc.(a)	6,242	930,120
Southwest Airlines Co.	57,627	3,225,959
Spark Therapeutics, Inc.*(a)	19,206	1,712,407
Spectrum Brands Holdings, Inc.	269	28,492
Splunk, Inc.*(a)	45,182	3,001,440
Square, Inc. (Class A Stock)*	6,500	187,265
St. Joe Co. (The)*	3,580	67,483
Stanley Black & Decker, Inc.	61,700	9,314,849
Starbucks Corp.	54,026	2,901,736
State Street Corp.	8,555	817,345
Sun Communities, Inc., REIT	5,750	492,660
Sunstone Hotel Investors, Inc., REIT	64,700	1,039,729
SunTrust Banks, Inc.	70,062	4,187,605
SVB Financial Group*	11,281	2,110,562
Symantec Corp.	4,852	159,194
Synopsys, Inc.*	9,105	733,225
T. Rowe Price Group, Inc.(a)	44,261	4,012,260
Take-Two Interactive Software, Inc.*	22,912	2,342,294
Taubman Centers, Inc., REIT(a)	6,250	310,625
TD Ameritrade Holding Corp.	13,934	679,979
TE Connectivity Ltd.	8,177	679,182
Teladoc, Inc.*(a)	24,980	828,087
Teleflex, Inc.	305	73,801
Teradyne, Inc.	13,428	500,730
Tesla, Inc.*(a)	5,689	1,940,518
Texas Instruments, Inc.	95,517	8,562,144
TherapeuticsMD, Inc.*(a)	153,457	811,788
Thermo Fisher Scientific, Inc.	4,779	904,187
Thor Industries, Inc.	4,018	505,906
Tiffany & Co.	20,084	1,843,310
Time Warner, Inc.	14,949	1,531,525
TJX Cos., Inc. (The)	57,145	4,213,301
T-Mobile US, Inc.*	6,475	399,249
Toll Brothers, Inc.	48,260	2,001,342

A795

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
United States (cont’d.)
Travelers Cos., Inc. (The)	18,260	$2,237,215
TreeHouse Foods, Inc.*(a)	19,802	1,341,189
Twenty-First Century Fox, Inc. (Class A Stock)	113,612	2,997,084
Twenty-First Century Fox, Inc. (Class B Stock)	3,776	97,383
Tyler Technologies, Inc.*	1,850	322,492
U.S. Bancorp	49,608	2,658,493
UCI International^	4,388	72,401
UDR, Inc., REIT	19,100	726,373
Ulta Beauty, Inc.*	5,705	1,289,672
Union Pacific Corp.	40,840	4,736,214
United Continental Holdings, Inc.*	19,436	1,183,263
United Parcel Service, Inc. (Class B Stock)	1,430	171,729
United Technologies Corp.	23,754	2,757,364
United Therapeutics Corp.*	362	42,423
UnitedHealth Group, Inc.	92,533	18,122,588
Universal Health Services, Inc. (Class B Stock)	3,686	408,925
Unum Group	38,617	1,974,487
Vail Resorts, Inc.	1,958	446,659
Valero Energy Corp.	4,770	366,956
Vantiv, Inc. (Class A Stock)*(a)	58,824	4,145,327
Veeva Systems, Inc. (Class A Stock)*	28,504	1,607,911
Ventas, Inc., REIT	38,300	2,494,480
VEREIT, Inc., REIT	9,826	81,458
VeriSign, Inc.*(a)	815	86,708
Verizon Communications, Inc.	115,307	5,706,543
Vertex Pharmaceuticals, Inc.*	39,548	6,012,878
Visa, Inc. (Class A Stock)(a)	118,709	12,492,935
Vistra Energy Corp.	13,477	251,885
Vornado Realty Trust, REIT	55,467	4,264,302
Voya Financial, Inc.	23,625	942,401
Vulcan Materials Co.	11,863	1,418,815
VWR Corp.*	16,200	536,382
W.R. Berkley Corp.	3,210	214,235
WABCO Holdings, Inc.*	21,848	3,233,504
Wabtec Corp.(a)	3,479	263,534
Walgreens Boots Alliance, Inc.	56,593	4,370,111
Wal-Mart Stores, Inc.	4,179	326,547
Walt Disney Co. (The)	50,922	5,019,381
Waste Management, Inc.	1,152	90,167
Wayfair, Inc. (Class A Stock)*(a)	24,093	1,623,868
WEC Energy Group, Inc.	11,609	728,813
Weingarten Realty Investors, REIT(a)	31,450	998,223
Wells Fargo & Co.	286,060	15,776,209
Welltower, Inc., REIT	20,719	1,456,131
Westar Energy, Inc.	2,983	147,957
WestRock Co.	72,392	4,106,799
WEX, Inc.*	13,145	1,475,132
Weyerhaeuser Co., REIT	52,877	1,799,404
Williams Cos., Inc. (The)	22,363	671,114
Workday, Inc. (Class A Stock)*	20,831	2,195,379
WP Carey, Inc., REIT	2,362	159,175
Xcel Energy, Inc.	127,489	6,032,779
Xenia Hotels & Resorts, Inc., REIT	4,890	102,935
Xerox Corp.	1,759	58,557
Yum! Brands, Inc.	2,626	193,300
Zimmer Biomet Holdings, Inc.	13,633	1,596,288

	Shares	Value
COMMON STOCKS (Continued)
United States (cont’d.)
Zions Bancorporation	4,531	$213,773

		1,136,535,621

Vietnam — 0.0%
Hoa Phat Group JSC*	232,732	398,436

TOTAL COMMON STOCKS (cost $1,501,190,228)		1,791,401,023

PREFERRED STOCKS — 1.7%
Bermuda — 0.0%
XLIT Ltd., Series D	235	225,013

Brazil — 0.2%
Braskem SA (PRFC A)	29,679	396,951
Cia de Saneamento do Parana (PRFC)	33,440	113,503
Itau Unibanco Holding SA, ADR (PRFC)	278,147	3,810,614
Metalurgica Gerdau SA (PRFC)*	199,100	330,036

		4,651,104

China — 0.3%
Mandatory Exchangeable Trust, CVT, 144A, 5.750%	45,301	8,884,432

Germany — 0.1%
Henkel AG & Co. KGaA (PRFC)	22,013	2,999,089
Volkswagen AG (PRFC)	4,060	662,811

		3,661,900

Israel — 0.0%
Teva Pharmaceutical Industries Ltd., CVT, 7.000%	1,791	617,250

Russia — 0.0%
Surgutneftegas OJSC (PRFC)	922,759	474,760

United States — 1.1%
Allergan PLC, CVT, 5.500%	3,223	2,377,994
American Homes 4 Rent, REIT	45,479	1,255,220
American Tower Corp., REIT, CVT, 5.500%	8,626	1,053,062
Anthem, Inc., CVT, 5.250%	12,285	642,383
Apartment Investment & Management Co., REIT	5,775	152,691
Bank of America Corp., Series L, CVT, 7.250%	2,281	2,968,653
Becton, Dickinson & Co., CVT, 6.125%	42,619	2,355,126
Belden, Inc., CVT, 6.750%	7,090	766,145
Bunge Ltd., CVT, 4.875%	5,880	611,604
CBL & Associates Properties, Inc., REIT(a)	38,225	934,219
Crown Castle International Corp., CVT, 6.875%	1,363	1,455,684
DDR Corp., REIT	18,750	469,875
Digital Realty Trust, Inc., Series H, REIT	13,900	376,967
Digital Realty Trust, Inc., Series J, REIT	1,325	33,231
Dominion Energy, Inc., CVT, 6.750%	28,823	1,462,767
DTE Energy Co., CVT, 6.500%	11,621	632,763
Frontier Communications Corp., CVT, 11.125%	9,417	181,183
GGP, Inc., REIT	38,450	987,395
Goodman Networks, Inc. (PRFC)^	1,772	6,078
Hersha Hospitality Trust, REIT	12,500	316,063
Hess Corp., CVT, 8.000%	12,816	755,631
Kimco Realty Corp., Series J, REIT	2,625	66,570

A796

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

		Shares	Value
PREFERRED STOCKS (Continued)
United States (cont’d.)
Kimco Realty Corp., Series K, REIT		5,675	$144,259
Kinder Morgan, Inc., CVT, 9.750%(a)		21,117	898,528
Mid-America Apartment Communities, Inc., REIT, 8.500%		5,925	392,531
NextEra Energy, Inc., CVT, 6.123%		33,998	1,879,409
Pennsylvania Real Estate Investment Trust, Series B, REIT		1,375	34,719
Pennsylvania Real Estate Investment Trust, Series C, REIT(a)		24,975	649,100
PS Business Parks, Inc., REIT		2,450	61,618
Public Storage, Series V, REIT		12,975	328,268
Retail Properties of America, Inc., REIT		12,700	323,850
Rexford Industrial Realty, Inc., REIT		925	23,634
Sabra Health Care REIT, Inc., REIT		35,900	920,835
Saul Centers, Inc., REIT		31,500	808,605
SL Green Realty Corp., REIT		34,306	867,942
Southwestern Energy Co., CVT, 6.250%		18,593	265,136
Stanley Black & Decker, Inc., CVT, 5.375%(a)		14,460	1,657,839
Sun Communities, Inc., REIT		1,575	39,769
Taubman Centers, Inc., Series J, REIT		56,450	1,420,282
Taubman Centers, Inc., Series K, REIT		7,625	191,159
T-Mobile US, Inc., CVT, 5.500%		9,469	946,048
Urstadt Biddle Properties, Inc., REIT		30,400	771,248
Vornado Realty Trust, Series G, REIT		16,500	421,245
Vornado Realty Trust, Series I, REIT		1,100	28,061
Washington Prime Group, Inc., REIT		18,600	468,906
Wells Fargo & Co., Series L, CVT, 7.500%		2,786	3,663,590
Welltower, Inc., Series I, REIT, CVT, 6.500%.		12,506	793,256

			37,861,141

TOTAL PREFERRED STOCKS (cost $54,100,769)			56,375,600

		Units
RIGHTS* — 0.0%
United States — 0.0%
Media General, Inc.^		58,900	2,886
Vistra Energy Corp.^		14,776	16,254

TOTAL RIGHTS (cost $0)			19,140

WARRANTS* — 0.0%
United States — 0.0%
Sabine Oil & Gas Holdings, Inc., expiring
04/13/26
(cost $911)		133	878

Interest Rate	Maturity Date	Principal Amount (000)#
ASSET-BACKED SECURITIES — 2.0%
Automobiles — 0.2%
CPS Auto Receivables Trust,
Series 2013-A, Class A, 144A
1.310%	06/15/20	51	50,853
Credit Acceptance Auto Loan Trust,

Interest Rate	Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)
Automobiles (cont’d.)
Series 2017-2A, Class B, 144A
3.020%	04/15/26	795	$792,873
DT Auto Owner Trust,
Series 2016-4A, Class C, 144A
2.740%	10/17/22	750	751,600
Series 2016-4A, Class D, 144A
3.770%	10/17/22	2,240	2,250,348
Exeter Automobile Receivables Trust,
Series 2014-3A, Class B, 144A
2.770%	11/15/19	377	378,070
First Investors Auto Owner Trust,
Series 2015-2A, Class B, 144A
2.750%	09/15/21	1,285	1,291,953
Flagship Credit Auto Trust,
Series 2016-4, Class A1, 144A
1.470%	03/16/20	240	239,798

			5,755,495

Consumer Loans — 0.0%
LendingClub Issuance Trust,
Series 2016-NP2, Class A, 144A
3.000%	01/17/23	326	327,218
Murray Hill Marketplace Trust,
Series 2016-LC1, Class A, 144A
4.190%	11/25/22	116	116,934
Oportun Funding LLC,
Series 2017-A, Class B, 144A
3.970%(cc)	06/08/23	550	543,423

			987,575

Home Equity Loans — 1.0%
ACE Securities Corp. Home Equity Loan Trust,
Series 2003-NC1, Class M1, 1 Month LIBOR + 1.170%
2.407%(c)	07/25/33	1,161	1,150,053
Series 2003-OP1, Class M1, 1 Month LIBOR + 1.050%
2.287%(c)	12/25/33	88	86,839
Series 2003-OP1, Class M2, 1 Month LIBOR + 2.250%
3.487%(c)	12/25/33	818	812,860
Series 2004-HE2, Class M2, 1 Month LIBOR + 1.800%
3.037%(c)	10/25/34	286	285,470
Series 2004-HE3, Class M3, 1 Month LIBOR + 1.080%
2.317%(c)	11/25/34	187	188,553
Ameriquest Mortgage Securities, Inc.,
Series 2003-10, Class M1, 1 Month LIBOR + 1.050%
2.287%(c)	12/25/33	820	809,623
Series 2003-10, Class M2, 1 Month LIBOR + 2.550%
3.787%(c)	12/25/33	786	767,924
Ameriquest Mortgage Securities, Inc., Asset-Backed Pass-through Certificates,
Series 2002-2, Class M3, 1 Month LIBOR + 2.660%
3.892%(c)	08/25/32	560	554,506
Series 2003-9, Class M2, 1 Month LIBOR + 2.850%
4.087%(c)	09/25/33	421	405,378
Series 2003-12, Class M2, 1 Month LIBOR + 2.550%
3.787%(c)	01/25/34	374	369,829
Argent Securities, Inc., Asset-Backed Pass-Through Certificates,
Series 2003-W7, Class M2, 1 Month LIBOR + 2.630%
3.862%(c)	03/25/34	292	291,495
Series 2003-W9, Class M3B, 1 Month LIBOR + 3.120%
4.357%(c)	01/25/34	416	408,056

A797

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)
Home Equity Loans (cont’d.)
Series 2004-W1, Class AF
4.225%	03/25/34	666	$672,933
Series 2004-W6, Class M4, 1 Month LIBOR + 2.850%
4.087%(c)	05/25/34	170	169,783
Series 2004-W7, Class M9, 1 Month LIBOR + 4.800%,
144A
3.996%(c)	05/25/34	498	419,303
Asset-Backed Funding Certificates Trust,
Series 2004-OPT2, Class M2, 1 Month LIBOR + 1.500%
2.737%(c)	07/25/33	360	348,573
Series 2004-OPT5, Class M2, 1 Month LIBOR + 2.180%
3.412%(c)	12/25/33	298	291,001
Asset-Backed Securities Corp. Home Equity Loan Trust,
Series 2004-HE7, Class M4, 1 Month LIBOR + 2.030%
3.262%(c)	10/25/34	285	281,673
Bayview Financial Acquisition Trust,
Series 2004-C, Class M3, 1 Month LIBOR + 1.950%
3.184%(c)	05/28/44	737	748,480
Series 2006-D, Class 1A5
5.668%	12/28/36	872	884,997
Bear Stearns Asset-Backed Securities Trust,
Series 2003-2, Class B, 1 Month LIBOR + 5.250%
6.487%(c)	03/25/43	39	38,638
Series 2004-1, Class M1, 1 Month LIBOR + 0.980%
2.212%(c)	06/25/34	588	585,641
Series 2004-2, Class M1, 1 Month LIBOR + 1.200%
2.437%(c)	08/25/34	523	504,741
Series 2004-FR1, Class M4, 1 Month LIBOR + 2.180%
3.412%(c)	07/25/34	536	466,616
Series 2004-FR3, Class M2, 1 Month LIBOR + 1.760%
2.992%(c)	09/25/34	858	860,145
Centex Home Equity Loan Trust,
Series 2004-A, Class M1, 1 Month LIBOR + 0.600%
1.837%(c)	01/25/34	1,292	1,278,492
Series 2004-B, Class M2, 1 Month LIBOR + 0.750%
1.987%(c)	03/25/34	763	752,844
Chase Funding Loan Acquisition Trust,
Series 2004-AQ1, Class M1, 1 Month LIBOR + 1.100%
2.332%(c)	05/25/34	414	390,609
Series 2004-OPT1, Class M2, 1 Month LIBOR + 1.500%
2.737%(c)	06/25/34	883	875,444
CHEC Loan Trust,
Series 2004-2, Class M3, 1 Month LIBOR + 1.250%
2.487%(c)	04/25/34	236	216,924
Countrywide Partnership Trust,
Series 2004-EC1, Class M2, 1 Month LIBOR + 0.950%
2.182%(c)	01/25/35	662	660,022
Home Equity Asset Trust,
Series 2002-1, Class M2, 1 Month LIBOR + 1.900%
3.137%(c)	11/25/32	1,127	1,001,492
Series 2004-3, Class M1, 1 Month LIBOR + 0.860%
2.092%(c)	08/25/34	466	461,339
Series 2004-6, Class M2, 1 Month LIBOR + 0.900%
2.137%(c)	12/25/34	181	177,724
Home Equity Mortgage Loan Asset-Backed Trust,
Series 2004-B, Class M3, 1 Month LIBOR + 1.200%
2.437%(c)	11/25/34	1,178	1,169,013
Series 2004-C, Class M2, 1 Month LIBOR + 0.900%
2.137%(c)	03/25/35	349	347,638

Interest Rate	Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)
Home Equity Loans (cont’d.)
MASTR Asset-Backed Securities Trust,
Series 2003-NC1, Class M5, 1 Month LIBOR + 6.000%
4.783%(c)	04/25/33	87	$78,918
Series 2004-OPT2, Class M1, 1 Month LIBOR + 0.900%
2.137%(c)	09/25/34	246	242,616
Series 2005-NC1, Class M2, 1 Month LIBOR + 0.750%
1.987%(c)	12/25/34	686	691,476
Merrill Lynch Mortgage Investors Trust,
Series 2003-OPT1, Class M1, 1 Month LIBOR + 0.980%
2.212%(c)	07/25/34	175	171,429
Series 2004-HE1, Class M2, 1 Month LIBOR + 2.250%
3.487%(c)	04/25/35	1,441	1,433,385
Series 2005-NC1, Class M2, 1 Month LIBOR + 1.080%
2.317%(c)	10/25/35	568	557,643
Morgan Stanley ABS Capital I, Inc. Trust,
Series 2004-HE1, Class M1, 1 Month LIBOR + 0.860%
2.092%(c)	01/25/34	396	392,793
Series 2004-HE6, Class M2, 1 Month LIBOR + 0.900%
2.137%(c)	08/25/34	192	191,401
Series 2004-NC2, Class M2, 1 Month LIBOR + 1.800%
3.037%(c)	12/25/33	202	188,704
Series 2004-OP1, Class M3, 1 Month LIBOR + 1.020%
2.257%(c)	11/25/34	104	101,839
Series 2005-HE1, Class M3, 1 Month LIBOR + 0.780%
2.017%(c)	12/25/34	321	296,129
Morgan Stanley Dean Witter Capital I, Inc. Trust,
Series 2002-AM3, Class M1, 1 Month LIBOR + 1.430%
2.662%(c)	02/25/33	203	202,625
Series 2002-NC5, Class M1, 1 Month LIBOR + 1.410%
2.647%(c)	10/25/32	232	230,965
New Century Home Equity Loan Trust,
Series 2003-4, Class M2, 1 Month LIBOR + 2.730%
3.967%(c)	10/25/33	1,106	1,084,087
Series 2003-6, Class M1, 1 Month LIBOR + 1.080%
2.317%(c)	01/25/34	642	656,203
Series 2003-B, Class M2, 1 Month LIBOR + 2.480%
3.712%(c)	11/25/33	336	330,472
Series 2004-4, Class M1, 1 Month LIBOR + 0.770%
2.002%(c)	02/25/35	659	653,391
NovaStar Mortgage Funding Trust,
Series 2003-2, Class M2, 1 Month LIBOR + 2.780%
4.012%(c)	09/25/33	383	379,775
Option One Mortgage Acceptance Corp., Asset-Backed Certificates,
Series 2003-4, Class M1, 1 Month LIBOR + 1.020%
2.257%(c)	07/25/33	1,243	1,148,678
Option One Mortgage Loan Trust,
Series 2004-2, Class M2, 1 Month LIBOR + 1.580%
2.812%(c)	05/25/34	625	551,458
Renaissance Home Equity Loan Trust,
Series 2003-2, Class A, 1 Month LIBOR + 0.880%
2.117%(c)	08/25/33	1,069	1,042,178
Series 2003-2, Class M2A, 1 Month LIBOR + 3.000%
4.237%(c)	08/25/33	315	291,579
Series 2003-3, Class M1, 1 Month LIBOR + 0.730%
1.967%(c)	12/25/33	950	926,536
Saxon Asset Securities Trust,
Series 2000-2, Class MF2
8.053%(cc)	07/25/30	93	78,700
Series 2003-2, Class M2, 1 Month LIBOR + 2.630%

A798

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)
Home Equity Loans (cont’d.)
3.862%(c)	06/25/33	250	$236,688
Wells Fargo Home Equity Asset-Backed Securities Trust,
Series 2004-2, Class M2, 1 Month LIBOR + 0.980%
2.212%(c)	10/25/34	1,298	1,264,424
Series 2004-2, Class M8A, 1 Month LIBOR + 4.500%, 144A
5.737%(c)	10/25/34	734	726,982

			33,885,725

Manufactured Housing — 0.0%
Mid-State Capital Trust,
Series 2010-1, Class M, 144A
5.250%	12/15/45	340	356,744

			356,744

Other — 0.0%
American Tower Trust,
Series 13, Class 1A, REIT, 144A
1.551%	03/15/43	225	224,590
Progress Residential Trust,
Series 2015-SFR2, Class B, 144A
3.138%	06/12/32	670	674,410
Westgate Resorts LLC,
Series 2014-1A, Class A, 144A
2.150%	12/20/26	632	630,095

			1,529,095

Residential Mortgage-Backed Securities — 0.8%
Ameriquest Mortgage Securities, Inc., Asset-Backed Pass-through Certificates,
Series 2004-R1, Class M2, 1 Month LIBOR + 0.870%
2.107%(c)	02/25/34	1,108	1,072,482
Series 2004-R1, Class M6, 1 Month LIBOR + 2.070%
3.307%(c)	02/25/34	41	41,030
Bear Stearns Asset-Backed Securities Trust,
Series 2003-SD2, Class 3A
4.486%(cc)	06/25/43	378	373,515
Chase Funding Trust,
Series 2003-6, Class 2M1, 1 Month LIBOR + 0.750%
1.987%(c)	11/25/34	1,011	952,070
Countrywide Asset-Backed Certificates,
Series 2003-BC6, Class M2, 1 Month LIBOR + 1.730%
2.962%(c)	10/25/33	212	208,944
Series 2004-BC1, Class M1, 1 Month LIBOR + 0.750%
1.987%(c)	02/25/34	1,722	1,717,121
Series 2004-BC1, Class M3, 1 Month LIBOR + 2.100%
3.337%(c)	10/25/33	25	22,487
Series 2004-ECC2, Class M5, 1 Month LIBOR + 1.880%
3.112%(c)	10/25/34	513	483,003
Series 2004-SD2, Class M1, 1 Month LIBOR + 0.620%,
144A
1.857%(c)	06/25/33	405	401,554
Series 2005-12, Class M2, 1 Month LIBOR + 0.490%
1.727%(c)	02/25/36	1,250	1,247,381
Countrywide Asset-Backed Certificates Trust,
Series 2003-5, Class MF2
5.258%(cc)	11/25/33	618	616,017
Series 2004-5, Class M3, 1 Month LIBOR + 1.730%
2.962%(c)	07/25/34	369	366,972
Series 2004-6, Class M2, 1 Month LIBOR + 0.980%

Interest Rate	Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)
Residential Mortgage-Backed Securities (cont’d.)
2.212%(c)	10/25/34	514	$510,155
Credit-Based Asset Servicing & Securitization LLC,
Series 2003-CB5, Class M2, 1 Month LIBOR + 2.480%
3.712%(c)	11/25/33	226	216,674
Series 2004-CB6, Class M3, 1 Month LIBOR + 2.100%
3.337%(c)	07/25/35	550	536,813
Equity One Mortgage Pass-Through Trust,
Series 2003-4, Class M1
4.693%(cc)	10/25/34	787	772,784
Series 2004-1, Class M2
5.615%(cc)	04/25/34	1,630	1,603,243
Series 2004-2, Class M1
5.692%(cc)	07/25/34	127	126,647
Fremont Home Loan Trust,
Series 2003-B, Class M2, 1 Month LIBOR + 2.430%
3.667%(c)	12/25/33	62	60,532
Series 2004-2, Class M2, 1 Month LIBOR + 0.930%
2.167%(c)	07/25/34	402	405,039
GMAT Trust,
Series 2013-1A, Class A, 144A
6.967%	11/25/43	61	61,546
GSAMP Trust,
Series 2003-HE1, Class M1, 1 Month LIBOR + 1.250%
2.481%(c)	06/20/33	384	388,400
Series 2003-SEA, Class A1, 1 Month LIBOR + 0.400%
1.634%(c)	02/25/33	419	412,073
Series 2004-NC2, Class M1, 1 Month LIBOR + 1.050%
2.287%(c)	10/25/34	398	387,602
Series 2007-SEA1, Class A, 1 Month LIBOR + 0.300%, 144A
1.537%(c)	12/25/36	414	399,089
Long Beach Mortgage Loan Trust,
Series 2001-2, Class M1, 1 Month LIBOR + 0.840%
2.077%(c)	07/25/31	1,071	1,062,298
Series 2003-4, Class M2, 1 Month LIBOR + 2.630%
3.862%(c)	08/25/33	108	109,404
Series 2004-5, Class A5, 1 Month LIBOR + 0.560%
1.797%(c)	09/25/34	467	469,733
Morgan Stanley ABS Capital I, Inc. Trust,
Series 2004-NC5, Class M1, 1 Month LIBOR + 0.900%
2.137%(c)	05/25/34	683	678,382
Park Place Securities, Inc., Asset-Backed Pass-Through Certificates,
Series 2005-WCH1, Class M4, 1 Month LIBOR + 1.250%
2.482%(c)	01/25/36	500	510,314
RAMP Trust,
Series 2003-RS10, Class MII1, 1 Month LIBOR + 0.980%
2.212%(c)	11/25/33	418	407,833
Series 2005-RS6, Class M4, 1 Month LIBOR + 0.980%
2.212%(c)	06/25/35	1,500	1,500,384
Series 2006-RZ2, Class A3, 1 Month LIBOR + 0.270%
1.507%(c)	05/25/36	975	958,299
Saxon Asset Securities Trust,
Series 2004-2, Class AF3
5.230%(cc)	08/25/35	347	350,817
Series 2004-2, Class MV2, 1 Month LIBOR + 1.800%
3.037%(c)	08/25/35	1,148	1,150,097
Specialty Underwriting & Residential Finance Trust,
Series 2003-BC4, Class M1, 1 Month LIBOR + 0.900%
2.137%(c)	11/25/34	682	653,647

A799

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)
Residential Mortgage-Backed Securities (cont’d.)
Stanwich Mortgage Loan Co. LLC,
Series 2017-NPA1, Class A1, 144A
3.598%	03/16/22	882	$884,300
Structured Asset Investment Loan Trust,
Series 2003-BC3, Class M1, 1 Month LIBOR + 1.430%
2.662%(c)	04/25/33	231	230,452
Series 2003-BC6, Class M1, 1 Month LIBOR + 1.130%
2.362%(c)	07/25/33	872	861,074
Series 2003-BC11, Class M2, 1 Month LIBOR + 2.550%
3.787%(c)	10/25/33	383	385,104
Series 2004-6, Class M2, 1 Month LIBOR + 1.950%
3.187%(c)	07/25/34	121	120,096
Series 2004-8, Class M2, 1 Month LIBOR + 0.930%
2.167%(c)	09/25/34	695	695,390
Structured Asset Securities Corp. Mortgage Loan Trust,
Series 2006-BC6, Class A4, 1 Month LIBOR + 0.170%
1.407%(c)	01/25/37	1,294	1,253,737
VOLT XXII LLC,
Series 2015-NPL4, Class A1, 144A
3.500%	02/25/55	351	352,226

			26,016,760

TOTAL ASSET-BACKED SECURITIES (cost $65,479,778)			68,531,394

BANK LOANS(c) — 0.1%
Avaya, Inc.,
DIP Term Loan, 1 Month LIBOR + 7.500%^
8.737%	01/23/18	26	25,800
DIP Term Loan, 3 Month LIBOR + 7.500%^
8.740%	01/23/18	18	18,212
Term B-3 Loan, 3 Month LIBOR + 4.500%
5.390%	10/26/17	30	25,200
Term B-6 Loan, 3 Month LIBOR + 7.500%^
8.733%	03/31/18	65	54,600
Term B-7 Loan, 3 Month LIBOR + 5.250%
6.564%	05/29/20	140	117,953
California Resources Corp.,
Term Loan (08/16), 1 Month LIBOR + 10.375%
11.609%	12/31/21	452	481,606
Chesapeake Energy Corp.,
Class A Loan, 3 Month LIBOR + 7.500%
8.814%	08/23/21	495	531,484
Cincinnati Bell, Inc.,
Term B Loan, 1 Month LIBOR + 3.000%
4.237%	08/17/24	72	72,240
Clear Channel Communications,
Tranche D Term Loan, 3 Month LIBOR + 6.750%
8.083%	01/30/19	79	60,887
Tranche E Term Loan, 3 Month LIBOR + 7.500%
8.833%	07/30/19	132	101,189
Concordia Healthcare Corp.,
Dollar Term Loan, 1 Month LIBOR + 4.250%
5.485%	10/21/21	97	74,483
Consolidated Communications, Inc.,
2016 Initial Term Loan, 1 Month LIBOR + 3.000%
4.240%	10/05/23	64	62,211
First Data Corp.,

Interest Rate	Maturity Date	Principal Amount (000)#	Value
BANK LOANS(c) (Continued)
2024 Dollar Term Loan, 1 Month LIBOR + 2.500%
3.737%	04/26/24	769	$770,570
Genesys Telecom Holdings U.S., Inc.,
First Lien Term B-1 Loan, 3 Month LIBOR + 3.750%
5.080%	12/01/23	27	27,285
Greeneden U.S. Holdings II LLC,
First Lien Term B-2 Loan, 3 Month LIBOR + 3.750%
5.083%	12/01/23	12	11,596
Infor (US), Inc.,
Tranche B-6 Term Loan, 3 Month LIBOR + 2.750%
4.083%	02/01/22	112	112,019
MacDonald, Dettwiler & Associates. Ltd.,
Term Loan, 3 Month LIBOR + 2.500%
3.750%	07/05/24	35	35,000
MEG Energy Corp.,
Initial Term Loan, 3 Month LIBOR + 3.500%
4.833%	12/29/23	147	146,643
4.833%	12/31/23	218	216,904
Moran Foods LLC,
Initial Term Loan, 1 Month LIBOR + 6.000%
7.235%	12/05/23	213	193,757
MTL Publishing LLC,
Term B-5 Loan, 1Month LIBOR +2.500%
3.731%	08/20/23	18	18,167
PetSmart, Inc.,
Tranche B-2 Loan, 1 Month LIBOR + 3.000%
4.240%	03/11/22	50	42,124
Quest Software US Holdings, Inc.,
First Lien Initial Term Loan, 1 Month LIBOR + 6.000%
7.235%	10/31/22	22	22,678
7.235%	10/31/22	2	2,502
7.235%	10/31/22	10	10,337
7.235%	10/31/22	18	18,331
7.235%	10/31/22	6	6,380
Rite Aid Corp.,
Tranche 1 Term Loan (Second Lien), 1 Month LIBOR + 4.750%
5.990%	08/21/20	30	30,098
Securus Technologies Holdings, Inc.,
First Lien Term Loan, 3 Month LIBOR + 3.500%
5.500%	06/15/24	130	130,650
SolarWinds Holdings, Inc.,
2017 Refinancing Term Loan, 1 Month LIBOR + 3.500%
4.735%	02/03/23	99	99,042
Supervalu, Inc.,
Delayed Draw Term Loan, 1 Month LIBOR + 3.500%
4.735%	06/08/24	32	30,299
Initial Term Loan, 1 Month LIBOR + 3.500%
4.735%	06/08/24	53	50,498
Tribune Media Company,
Term B Loan, 1 Month LIBOR + 3.000%
4.235%	12/27/20	39	39,000
Ultra Resources, Inc.,
Senior Secured Term Loan, 3 Month LIBOR + 3.000%
4.309%	04/12/24	62	61,524
Term Loan, 3 Month LIBOR + 3.000%
4.310%	04/12/24	21	20,508
Vertiv Group Corp.,
Term B Loan, 1 Month LIBOR + 4.000%
5.239%	11/30/23	82	82,146

A800

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
BANK LOANS(c) (Continued)
Viskase Companies, Inc.,
Initial Term Loan, 3 Month LIBOR + 3.250%
4.583%	02/01/21	96	$91,691
Vistra Operations Co. LLC,
Initial Term C Loan, 1 Month LIBOR + 2.750%
3.982%	08/04/23	26	26,037
Initial Term Loan, 1 Month LIBOR + 2.750%
3.743%	08/04/23	23	23,463
3.982%	08/04/23	90	89,843

TOTAL BANK LOANS
(cost $4,117,149)			4,034,957

COMMERCIAL MORTGAGE-BACKED SECURITIES — 0.3%
BB-UBS Trust,
Series 2012-SHOW, Class A, 144A
3.430%	11/05/36	700	716,500
Series 2012-TFT, Class A, 144A
2.892%	06/05/30	198	196,166
Bear Stearns Commercial Mortgage Securities Trust,
Series 2007-PW17, Class AJ
6.223%(cc)	06/11/50	89	89,925
Commercial Mortgage Trust,
Series 2006-GG7, Class AM
5.959%(cc)	07/10/38	357	359,895
FHLMC Multifamily Structured Pass-Through Certificates,
Series K708, Class X1, IO
1.461%(cc)	01/25/19	11,523	169,884
FREMF Mortgage Trust,
Series 2013-K713, Class B, 144A
3.274%(cc)	04/25/46	500	507,249
Series 2015-K45, Class C, 144A
3.591%(cc)	04/25/48	1,355	1,293,399
GS Mortgage Securities Trust,
Series 2011-GC5, Class D, 144A
5.565%(cc)	08/10/44	1,300	1,278,626
JPMBB Commercial Mortgage Securities Trust,
Series 2014-C26, Class A4
3.494%	01/15/48	1,475	1,521,958
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2007-LDPX, Class AM
5.464%(cc)	01/15/49	461	460,320
LB-UBS Commercial Mortgage Trust,
Series 2006-C6, Class AJ
5.452%(cc)	09/15/39	1,540	1,230,593
Morgan Stanley Re-REMIC Trust,
Series 2012-IO, Class AXA, 144A
1.000%	03/27/51	92	91,096
Series 2012-XA, Class B, 144A
0.250%	07/27/49	841	787,582
UBS Commercial Mortgage Trust,
Series 2012-C1, Class D, 144A
5.730%(cc)	05/10/45	1,100	1,109,018
VNDO Mortgage Trust,
Series 2012-6AVE, Class A, 144A
2.996%	11/15/30	505	515,254
Wachovia Bank Commercial Mortgage Trust,
Series 2007-C31, Class C
6.148%(cc)	04/15/47	500	514,495

Interest Rate	Maturity Date		Principal Amount (000)#	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
WFRBS Commercial Mortgage Trust,
Series 2013-C11, Class D, 144A
4.349%(cc)	03/15/45		765	$707,783

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $11,765,954)				11,549,743

CONVERTIBLE BONDS — 3.3%
Austria — 0.1%
BUWOG AG,
Sr. Unsec’d. Notes,
0.000%(ss)	09/09/21	EUR	500	636,154
IMMOFINANZ AG,
Sr. Unsec’d. Notes,
4.250%	03/08/18	EUR	161	867,025

				1,503,179

Belgium — 0.0%
Bekaert SA,
Sr. Unsec’d. Notes,
0.000%(ss)	06/09/21	EUR	500	626,108
Sagerpar SA,
Gtd. Notes,
0.375%	10/09/18	EUR	500	650,337

				1,276,445

China — 0.2%
Baosteel Hong Kong Investment Co. Ltd.,
Sr. Unsec’d. Notes,
0.000%(ss)	12/01/18		780	808,079
China Railway Construction Corp. Ltd.,
Sr. Unsec’d. Notes,
0.000%(ss)	01/29/21		750	834,461
CRRC Corp. Ltd.,
Sr. Unsec’d. Notes,
0.000%(ss)	02/05/21		750	773,249
Ctrip.com International Ltd.,
Sr. Unsec’d. Notes,
1.000%	07/01/20		989	1,124,369
1.250%	09/15/22		986	1,061,799
Semiconductor Manufacturing International Corp.,
Sr. Unsec’d. Notes,
0.000%(ss)	07/07/22		500	574,999

				5,176,956

Cyprus — 0.0%
Volcan Holdings PLC,
Sr. Sec’d. Notes,
4.125%	04/11/20	GBP	800	1,136,318

Finland — 0.0%
Solidium Oy,
Sr. Unsec’d. Notes,
0.000%(ss)	09/04/18	EUR	400	487,649

France — 0.2%
Airbus SE,
Sr. Unsec’d. Notes, MTN,
0.000%(ss)	06/14/21	EUR	1,100	1,524,347
0.000%(ss)	07/01/22	EUR	800	1,021,629

A801

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CONVERTIBLE BONDS (Continued)
France (cont’d.)
Cie Generale des Etablissements Michelin,
Sr. Unsec’d. Notes,
0.000%(ss)	01/10/22		1,200	$1,302,599
Fonciere Des Regions,
Sr. Unsec’d. Notes, REIT,
0.875%	04/01/19	EUR	339	403,626
LVMH Moet Hennessy Louis Vuitton SE,
Sr. Unsec’d. Notes,
0.000%(ss)	02/16/21		197	583,561
Safran SA,
Sr. Unsec’d. Notes,
0.000%(ss)	12/31/20	EUR	624	738,931
TOTAL SA,
Sr. Unsec’d. Notes, MTN,
0.500%	12/02/22		600	613,199
Wendel SA,
Sr. Unsec’d. Notes,
0.000%(ss)	07/31/19	EUR	1,336	907,817

				7,095,709

Germany — 0.3%
Bayer AG,
Sr. Unsec’d. Notes,
0.050%	06/15/20	EUR	1,000	1,314,856
Bayer Capital Corp. BV,
Gtd. Notes,
5.625%	11/22/19	EUR	1,400	2,034,228
Deutsche Wohnen SE,
Sr. Unsec’d. Notes,
0.325%	07/26/24	EUR	1,200	1,453,020
LEG Immobilien AG,
Sr. Unsec’d. Notes,
0.500%	07/01/21	EUR	200	384,411
MTU Aero Engines AG,
Sr. Unsec’d. Notes,
0.125%	05/17/23	EUR	500	752,571
RAG-Stiftung,
Sr. Unsec’d. Notes, MTN,
0.000%(ss)	02/18/21	EUR	1,200	1,571,445
Siemens Financieringsmaatschappij NV,
Gtd. Notes,
1.650%	08/16/19		1,250	1,520,625

				9,031,156

Hong Kong — 0.1%
ASM Pacific Technology Ltd.,
Sr. Unsec’d. Notes,
2.000%	03/28/19	HKD	4,000	642,890
China Overseas Finance Investment Cayman V Ltd.,
Gtd. Notes,
0.000%(ss)	01/05/23		1,400	1,488,549

				2,131,439

Hungary — 0.0%
Magyar Nemzeti Vagyonkezelo Zrt,
Gov’t. Gtd. Notes,
3.375%	04/02/19	EUR	400	554,781

Italy — 0.0%
Prysmian SpA,

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CONVERTIBLE BONDS (Continued)
Italy (cont’d.)
Sr. Unsec’d. Notes,
0.000%(ss)	01/17/22	EUR	400	$515,528

Japan — 0.3%
Daio Paper Corp.,
Sr. Unsec’d. Notes,
0.000%(ss)	09/17/20	JPY	40,000	366,141
Kansai Paint Co. Ltd.,
Sr. Unsec’d. Notes,
0.000%(ss)	06/17/22	JPY	80,000	770,495
Kawasaki Kisen Kaisha Ltd.,
Sr. Unsec’d. Notes,
0.000%(ss)	09/26/18	JPY	50,000	463,230
Kyushu Electric Power Co., Inc.,
Sr. Sec’d. Notes,
0.000%(ss)	03/31/22	JPY	80,000	734,948
Mitsubishi Chemical Holdings Corp.,
Sr. Unsec’d. Notes,
0.000%(ss)	03/29/24	JPY	80,000	782,759
Sony Corp.,
Sr. Unsec’d. Notes,
0.000%(ss)	09/30/22	JPY	125,000	1,273,328
Suzuki Motor Corp.,
Sr. Unsec’d. Notes,
0.000%(ss)	03/31/21	JPY	130,000	1,670,851
Terumo Corp.,
Sr. Unsec’d. Notes,
0.000%(ss)	12/04/19	JPY	40,000	422,217
0.000%(ss)	12/06/21	JPY	30,000	324,461
Toray Industries, Inc.,
Sr. Unsec’d. Notes,
0.000%(ss)	08/30/19	JPY	30,000	332,926
0.000%(ss)	08/31/21	JPY	30,000	359,253
Yamada Denki Co. Ltd.,
Sr. Unsec’d. Notes,
0.000%(ss)	06/28/19	JPY	50,000	523,772
Yamaguchi Financial Group, Inc.,
Sr. Unsec’d. Notes, 3 Month LIBOR + (0.500)%
0.829%(c)	03/26/20		600	627,449

				8,651,830

Mexico — 0.0%
America Movil BV,
Gtd. Notes,
5.500%	09/17/18	EUR	500	523,579

Norway — 0.0%
Telenor East Holding II A/S,
Gtd. Notes, MTN,
0.250%	09/20/19		1,000	1,112,009

Singapore — 0.1%
CapitaLand Ltd.,
Sr. Unsec’d. Notes,
1.850%	06/19/20	SGD	1,000	728,740
1.950%	10/17/23	SGD	2,000	1,518,670

				2,247,410

South Africa — 0.0%
Brait SE,
Sr. Unsec’d. Notes,

A802

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#		Value
CONVERTIBLE BONDS (Continued)
South Africa (cont’d.)
2.750%	09/18/20		GBP	500	$612,044

Sweden — 0.0%
Industrivarden AB,
Sr. Unsec’d. Notes,
0.000%(ss)	05/15/19		SEK	4,000	538,496

Switzerland — 0.1%
STMicroelectronics NV,
Sr. Unsec’d. Notes,
0.000%(ss)	07/03/22			1,400	1,594,375
Swiss Life Holding AG,
Sr. Unsec’d. Notes,
0.000%(ss)	12/02/20		CHF	320	485,114

					2,079,489

Taiwan — 0.0%
Nanya Technology Corp.,
Sr. Unsec’d. Notes,
0.000%(ss)	01/24/22			400	681,999
Zhen Ding Technology Holding Ltd.,
Sr. Unsec’d. Notes,
0.000%(ss)	06/26/19			600	601,499

					1,283,498

United Arab Emirates — 0.1%
Aabar Investments PJSC,
Sr. Unsec’d. Notes, MTN,
0.500%	03/27/20		EUR	1,400	1,474,294
DP World Ltd.,
Sr. Unsec’d. Notes,
1.750%	06/19/24			1,400	1,432,227

					2,906,521

United Kingdom — 0.1%
BP Capital Markets PLC,
Gtd. Notes,
1.000%	04/28/23	(a)	GBP	600	947,713
Intu Jersey 2 Ltd.,
Gtd. Notes, REIT,
2.875%	11/01/22		GBP	400	508,127
J Sainsbury PLC,
Sr. Unsec’d. Notes,
1.250%	11/21/19		GBP	500	680,049
TechnipFMC PLC,
Sr. Unsec’d. Notes,
0.875%	01/25/21		EUR	300	411,476
Vodafone Group PLC,
Sub. Notes,
2.000%	02/25/19		GBP	400	573,519

					3,120,884

United States — 1.7%
Advanced Micro Devices, Inc.,
Sr. Unsec’d. Notes,
2.125%	09/01/26			404	715,585
Anthem, Inc.,
Sr. Unsec’d. Notes,
2.750%	10/15/42			444	1,152,180
CenterPoint Energy, Inc.,
Sub. Notes,

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CONVERTIBLE BONDS (Continued)
United States (cont’d.)
3.399%	09/15/29		804	$598,049
Chesapeake Energy Corp.,
Gtd. Notes,
5.500%	09/15/26		866	794,555
Citrix Systems, Inc.,
Sr. Unsec’d. Notes,
0.500%	04/15/19		1,511	1,752,760
DISH Network Corp.,
Sr. Unsec’d. Notes,
3.375%	08/15/26		1,035	1,157,906
Sr. Unsec’d. Notes,
2.375%	03/15/24		1,833	1,821,544
Dycom Industries, Inc.,
Sr. Unsec’d. Notes,
0.750%	09/15/21	(a)	695	789,694
Ensco Jersey Finance Ltd.,
Gtd. Notes,
3.000%	01/31/24		1,119	951,150
Extra Space Storage LP,
Gtd. Notes, REIT,
3.125%	10/01/35		582	634,744
FireEye, Inc.,
Sr. Unsec’d. Notes,
1.625%	06/01/35		1,280	1,187,200
IAC FinanceCo, Inc.,
Sr. Unsec’d. Notes,
0.875%	10/01/22		474	493,256
Illumina, Inc.,
Sr. Unsec’d. Notes,
0.000%(ss)	06/15/19		1,395	1,471,725
0.500%	06/15/21	(a)	550	625,281
Impax Laboratories, Inc.,
Sr. Unsec’d. Notes,
2.000%	06/15/22		379	340,626
Intel Corp.,
Jr. Sub. Notes,
3.250%	08/01/39		864	1,587,600
3.493%	12/15/35		1,536	2,184,960
Ionis Pharmaceuticals, Inc.,
Sr. Unsec’d. Notes,
1.000%	11/15/21		422	445,738
Jazz Investments I Ltd.,
Gtd. Notes,
1.875%	08/15/21	(a)	772	813,013
LendingTree, Inc.,
Sr. Unsec’d. Notes,
0.625%	06/01/22		475	627,594
Liberty Expedia Holdings, Inc.,
Sr. Unsec’d. Notes,
1.000%	06/30/47	(a)	650	691,031
Liberty Interactive LLC,
Sr. Unsec’d. Notes,
3.750%	02/15/30		16	11,344
4.000%	11/15/29		23	16,330
Sr. Unsec’d. Notes,
1.750%	09/30/46		509	603,165
Liberty Media Corp.,
Sr. Unsec’d. Notes,
1.375%	10/15/23		535	647,243

A803

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CONVERTIBLE BONDS (Continued)
United States (cont’d.)
Liberty Media Corp.-Liberty Formula One,
Sr. Unsec’d. Notes,
1.000%	01/30/23		445	$528,994
Microchip Technology, Inc.,
Sr. Sub. Notes,
1.625%	02/15/27		3,646	4,427,611
Micron Technology, Inc.,
Sr. Unsec’d. Notes,
3.000%	11/15/43	(a)	821	1,134,519
Molina Healthcare, Inc.,
Sr. Unsec’d. Notes,
1.125%	01/15/20		221	381,639
Neurocrine Biosciences, Inc.,
Sr. Unsec’d. Notes,
2.250%	05/15/24		360	409,725
Novellus Systems, Inc.,
Gtd. Notes,
2.625%	05/15/41		439	2,411,756
NuVasive, Inc.,
Sr. Unsec’d. Notes,
2.250%	03/15/21		465	528,647
ON Semiconductor Corp.,
Gtd. Notes,
1.625%	10/15/23	(a)	2,015	2,339,919
Palo Alto Networks, Inc.,
Sr. Unsec’d. Notes,
0.000%(ss)	07/01/19		537	739,046
Priceline Group, Inc. (The),
Sr. Unsec’d. Notes,
0.350%	06/15/20		1,790	2,583,194
0.900%	09/15/21	(a)	490	562,275
Red Hat, Inc.,
Sr. Unsec’d. Notes,
0.250%	10/01/19		723	1,112,516
salesforce.com, Inc.,
Sr. Unsec’d. Notes,
0.250%	04/01/18		807	1,133,331
ServiceNow, Inc.,
Sr. Unsec’d. Notes,
0.000%(ss)	06/01/22	(a)	1,685	1,812,428
Silicon Laboratories, Inc.,
Sr. Unsec’d. Notes,
1.375%	03/01/22	(a)	843	934,149
SolarCity Corp.,
Sr. Unsec’d. Notes,
1.625%	11/01/19	(a)	775	732,375
SunPower Corp.,
Sr. Unsec’d. Notes,
0.875%	06/01/21		368	291,410
Synaptics, Inc.,
Sr. Unsec’d. Notes,
0.500%	06/15/22		838	759,961
Tesla, Inc.,
Sr. Unsec’d. Notes,
0.250%	03/01/19		1,934	2,123,774
Twitter, Inc.,
Sr. Unsec’d. Notes,
1.000%	09/15/21		1,277	1,172,446
Veeco Instruments, Inc.,

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CONVERTIBLE BONDS (Continued)
United States (cont’d.)
Sr. Unsec’d. Notes,
2.700%	01/15/23	626	$598,613
VeriSign, Inc.,
Jr. Sub. Notes,
4.702%	08/15/37	793	2,467,221
Viavi Solutions, Inc.,
Sr. Unsec’d. Notes,
0.625%	08/15/33	619	646,855
Sr. Unsec’d. Notes,
1.000%	03/01/24	596	596,745
Wayfair, Inc.,
Sr. Unsec’d. Notes,
0.375%	09/01/22	853	826,344
Weatherford International Ltd.,
Gtd. Notes,
5.875%	07/01/21	1,422	1,552,646
Whiting Petroleum Corp.,
Gtd. Notes,
1.250%	04/01/20	575	512,469
Wright Medical Group, Inc.,
Sr. Unsec’d. Notes,
2.000%	02/15/20	427	461,427
Yahoo!, Inc.,
Sr. Unsec’d. Notes,
0.000%(ss)	12/01/18	999	1,304,984

			57,201,292

TOTAL CONVERTIBLE BONDS (cost $100,149,863)			109,186,212

CORPORATE BONDS — 11.8%
Argentina — 0.0%
Pampa Energia SA,
Sr. Unsec’d. Notes
7.375%	07/21/23	322	350,207
YPF SA,
Sr. Unsec’d. Notes
8.500%	03/23/21	198	222,196
8.750%	04/04/24	500	574,999

			1,147,402

Australia — 0.1%
APT Pipelines Ltd.,
Gtd. Notes, 144A
4.200%	03/23/25	250	259,837
Australia & New Zealand Banking Group Ltd.,
Jr. Sub. Notes, 144A
6.750%	12/29/49	235	265,549
BHP Billiton Finance USA Ltd.,
Gtd. Notes
4.125%	02/24/42	95	99,059
5.000%	09/30/43	69	81,399
6.420%	03/01/26	75	92,171
Brambles USA, Inc.,
Gtd. Notes, 144A
5.350%	04/01/20	200	213,270
FMG Resources August 2006 Pty Ltd.,
Gtd. Notes, 144A
4.750%	05/15/22	63	63,788

A804

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Australia (cont’d.)
5.125%	05/15/24	69	$69,863
Sr. Sec’d. Notes, 144A
9.750%	03/01/22	255	286,748
Goodman US Finance Three LLC,
Gtd. Notes, REIT, 144A
3.700%	03/15/28	155	154,489
4.500%	10/15/37	40	40,499
Macquarie Bank Ltd.,
Sr. Unsec’d. Notes, MTN, 144A
2.600%	06/24/19	40	40,312
Macquarie Group Ltd.,
Sr. Unsec’d. Notes, 144A
6.000%	01/14/20	200	216,048
6.250%	01/14/21	300	335,005
National Australia Bank Ltd.,
Sr. Unsec’d. Notes
3.375%	01/14/26	250	254,295
Newcrest Finance Pty Ltd.,
Gtd. Notes, 144A
5.750%	11/15/41	43	47,962
Scentre Group Trust 1/Scentre Group Trust 2,
Gtd. Notes, REIT, 144A
3.500%	02/12/25	180	181,069
Westpac Banking Corp.,
Covered Bonds, 144A
1.375%	05/30/18	400	399,485
Sr. Unsec’d. Notes
2.150%	03/06/20	310	311,060
2.500%	06/28/22	130	129,938
2.600%	11/23/20	160	162,176
Sub. Notes, GMTN
4.322%	11/23/31	120	123,289

			3,827,311

Azerbaijan — 0.0%
State Oil Co. of the Azerbaijan Republic,
Sr. Unsec’d. Notes
6.950%	03/18/30	400	434,999

Belgium — 0.1%
Anheuser-Busch InBev Finance, Inc.,
Gtd. Notes
1.900%	02/01/19	180	180,465
3.650%	02/01/26	2,820	2,917,325
4.700%	02/01/36	480	529,216
4.900%	02/01/46	110	124,252
Anheuser-Busch InBev Worldwide, Inc.,
Gtd. Notes
4.439%	10/06/48	115	123,137

			3,874,395

Bermuda — 0.0%
XLIT Ltd.,
Gtd. Notes
6.375%	11/15/24	135	158,004

Brazil — 0.1%
Caixa Economica Federal,
Sr. Unsec’d. Notes, MTN
4.500%	10/03/18	500	507,915

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Brazil (cont’d.)
GTL Trade Finance, Inc.,
Gtd. Notes
5.893%	04/29/24	150	$159,779
JBS USA LUX SA/JBS USA Finance, Inc.,
Gtd. Notes, 144A
5.875%	07/15/24	311	311,778
7.250%	06/01/21	311	317,220
8.250%	02/01/20	86	86,860
Petrobras Global Finance BV,
Gtd. Notes
8.375%	05/23/21	550	636,144
Vale Canada Ltd.,
Sr. Unsec’d. Notes
7.200%	09/15/32	120	129,600
Vale Overseas Ltd.,
Gtd. Notes
6.250%	08/10/26	205	232,614
6.875%	11/21/36	180	206,100
Votorantim Cimentos SA,
Gtd. Notes
7.250%	04/05/41	200	211,749

			2,799,759

Canada — 0.4%
1011778 BC ULC/New Red Finance, Inc.,
Sec’d. Notes, 144A
6.000%	04/01/22	254	262,001
Sr. Sec’d. Notes, 144A
4.250%	05/15/24	252	252,882
Agrium, Inc.,
Sr. Unsec’d. Notes
4.125%	03/15/35	350	355,584
Air Canada 2013-1 Class A Pass-Through Trust,
Pass-Through Certificates, 144A
4.125%	11/15/26	65	69,082
ATS Automation Tooling Systems, Inc.,
Gtd. Notes, 144A
6.500%	06/15/23	69	72,191
Bank of Montreal,
Sr. Unsec’d. Notes, MTN
2.350%	09/11/22	80	79,196
2.550%	11/06/22	340	340,405
Bank of Nova Scotia (The),
Sr. Unsec’d. Notes
2.450%	03/22/21	195	196,197
2.450%	09/19/22	425	422,792
Barrick North America Finance LLC,
Gtd. Notes
4.400%	05/30/21	47	50,543
Baytex Energy Corp.,
Gtd. Notes, 144A
5.125%	06/01/21	11	10,258
5.625%	06/01/24	23	20,873
Bombardier, Inc.,
Sr. Unsec’d. Notes, 144A
6.000%	10/15/22	114	110,295
6.125%	01/15/23	186	180,327
7.500%	03/15/25	539	538,677
8.750%	12/01/21	195	209,040

A805

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Canada (cont’d.)
Canadian Natural Resources Ltd.,
Sr. Unsec’d. Notes
6.450%	06/30/33	150	$177,583
Canadian Pacific Railway Co.,
Sr. Unsec’d. Notes
4.800%	09/15/35	155	175,015
6.125%	09/15/2115	40	50,885
7.125%	10/15/31	285	388,933
Cascades, Inc.,
Gtd. Notes, 144A
5.750%	07/15/23	95	99,750
Cenovus Energy, Inc.,
Sr. Unsec’d. Notes
3.000%	08/15/22	300	293,734
3.800%	09/15/23	125	125,627
5.200%	09/15/43	25	24,122
6.750%	11/15/39	109	125,479
Sr. Unsec’d. Notes, 144A
4.250%	04/15/27	37	36,685
5.250%	06/15/37	41	40,686
Concordia International Corp.,
Sr. Sec’d. Notes, 144A
9.000%	04/01/22	39	30,420
Sr. Unsec’d. Notes, 144A
7.000%	04/15/23	169	27,463
Cott Holdings, Inc.,
Gtd. Notes, 144A
5.500%	04/01/25	115	119,888
Emera US Finance LP,
Gtd. Notes
4.750%	06/15/46	105	112,595
Enbridge, Inc.,
Sr. Unsec’d. Notes
3.700%	07/15/27	75	76,039
Encana Corp.,
Sr. Unsec’d. Notes
6.500%	08/15/34	50	58,511
7.200%	11/01/31	100	122,515
7.375%	11/01/31	100	123,445
8.125%	09/15/30	50	64,721
Gateway Casinos & Entertainment Ltd.,
Sec’d. Notes, 144A
8.250%	03/01/24	55	57,750
GW Honos Security Corp.,
Sr. Unsec’d. Notes, 144A
8.750%	05/15/25	505	538,456
Hudbay Minerals, Inc.,
Gtd. Notes, 144A
7.250%	01/15/23	95	101,175
Hydro-Quebec,
Gov’t. Gtd. Notes
8.400%	01/15/22	150	183,279
9.400%	02/01/21	50	60,444
Kronos Acquisition Holdings, Inc.,
Gtd. Notes, 144A
9.000%	08/15/23	296	288,600
Manulife Financial Corp.,
Sub. Notes
4.061%	02/24/32	460	464,601

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Canada (cont’d.)
Mattamy Group Corp.,
Sr. Unsec’d. Notes, 144A
6.500%	10/01/25		110	$112,750
6.875%	12/15/23		54	56,396
MEG Energy Corp.,
Gtd. Notes, 144A
6.375%	01/30/23		545	475,513
7.000%	03/31/24		65	55,738
Sec’d. Notes, 144A
6.500%	01/15/25	(a)	330	322,163
NOVA Chemicals Corp.,
Sr. Unsec’d. Notes, 144A
4.875%	06/01/24		75	75,938
5.000%	05/01/25		118	119,770
5.250%	06/01/27		38	38,380
Ontario Teachers’ Cadillac Fairview Properties Trust,
Sr. Unsec’d. Notes, 144A
3.125%	03/20/22		200	203,918
Open Text Corp.,
Gtd. Notes, 144A
5.625%	01/15/23		90	94,275
5.875%	06/01/26		70	76,825
Potash Corp. of Saskatchewan, Inc.,
Sr. Unsec’d. Notes
3.250%	12/01/17		225	225,549
Precision Drilling Corp.,
Gtd. Notes
5.250%	11/15/24		57	52,440
6.500%	12/15/21		31	31,388
Quebecor Media, Inc.,
Sr. Unsec’d. Notes
5.750%	01/15/23		1,047	1,138,613
Rogers Communications, Inc.,
Gtd. Notes
8.750%	05/01/32		240	345,861
Royal Bank of Canada,
Sub. Notes, GMTN
4.650%	01/27/26		150	160,603
Seven Generations Energy Ltd.,
Gtd. Notes, 144A
5.375%	09/30/25		47	47,353
Suncor Energy, Inc.,
Sr. Unsec’d. Notes
5.950%	12/01/34		250	301,110
6.500%	06/15/38		75	97,495
Teck Resources Ltd.,
Gtd. Notes
4.750%	01/15/22		41	43,345
6.000%	08/15/40		245	265,825
Gtd. Notes, 144A
8.500%	06/01/24		38	43,605
Sr. Unsec’d. Notes
6.125%	10/01/35		85	95,200
Thomson Reuters Corp.,
Sr. Unsec’d. Notes
3.950%	09/30/21		405	422,906
Toronto-Dominion Bank (The),
Sr. Unsec’d. Notes, MTN
2.250%	11/05/19		200	201,534

A806

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Canada (cont’d.)
TransCanada PipeLines Ltd.,
Sr. Unsec’d. Notes
3.750%	10/16/23	150	$157,903
4.625%	03/01/34	70	76,567
6.200%	10/15/37	100	126,993
7.125%	01/15/19	100	106,558
7.250%	08/15/38	125	174,119
Transcanada Trust,
Gtd. Notes
5.300%	03/15/77	155	158,681
5.625%	05/20/75	29	30,755
Trinidad Drilling Ltd.,
Gtd. Notes, 144A
6.625%	02/15/25	61	57,035
Videotron Ltd.,
Gtd. Notes, 144A
5.375%	06/15/24	268	290,780
Sr. Unsec’d. Notes, 144A
5.125%	04/15/27	37	38,469

			13,461,097

Chile — 0.0%
Corp. Nacional del Cobre de Chile,
Sr. Unsec’d. Notes
4.500%	09/16/25	200	213,091
Empresa Nacional del Petroleo,
Sr. Unsec’d. Notes
3.750%	08/05/26	200	199,927
VTR Finance BV,
Sr. Sec’d. Notes
6.875%	01/15/24	200	211,779

			624,797

China — 0.0%
CNOOC Finance 2015 Australia Pty Ltd.,
Gtd. Notes
2.625%	05/05/20	200	200,841
CNOOC Finance Ltd.,
Gtd. Notes
3.000%	05/09/23	254	254,410
Franshion Development Ltd.,
Gtd. Notes
6.750%	04/15/21	200	222,360
Sinopec Group Overseas Development 2013 Ltd.,
Gtd. Notes, 144A
4.375%	10/17/23	249	267,827
State Grid Overseas Investment 2013 Ltd.,
Gtd. Notes, 144A
1.750%	05/22/18	200	199,540

			1,144,978

Colombia — 0.0%
Ecopetrol SA,
Sr. Unsec’d. Notes
5.375%	06/26/26	408	434,520
5.875%	09/18/23	340	377,570

			812,090

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Denmark — 0.0%
Danske Bank A/S,
Sr. Unsec’d. Notes, 144A
2.200%	03/02/20	315	$315,694

Finland — 0.0%
Nokia OYJ,
Sr. Unsec’d. Notes
3.375%	06/12/22	35	35,306
4.375%	06/12/27	35	36,006
5.375%	05/15/19	17	17,831
6.625%	05/15/39	50	57,700

			146,843

France — 0.1%
BPCE SA,
Sr. Unsec’d. Notes
2.650%	02/03/21	350	353,074
Sub. Notes, 144A
5.150%	07/21/24	200	215,602
Credit Agricole SA,
Jr. Sub. Notes, 144A
8.125%	12/29/49	200	236,750
Sr. Unsec’d. Notes, MTN, 144A
3.250%	10/04/24	500	500,284
Electricite de France SA,
Sr. Unsec’d. Notes, 144A
4.875%	01/22/44	80	84,778
SFR Group SA,
Sr. Sec’d. Notes, 144A
6.000%	05/15/22	600	627,000
6.250%	05/15/24	400	422,400
7.375%	05/01/26	300	324,000
Societe Generale SA,
Jr. Sub. Notes, 144A
7.375%	12/29/49	200	216,500
Total Capital International SA,
Gtd. Notes
2.700%	01/25/23	100	101,132
3.700%	01/15/24	120	126,678

			3,208,198

Germany — 0.1%
Daimler Finance North America LLC,
Gtd. Notes
8.500%	01/18/31	170	254,445
Gtd. Notes, 144A
2.300%	01/06/20	150	150,623
2.450%	05/18/20	150	151,054
Deutsche Bank AG,
Sr. Unsec’d. Notes
4.250%	10/14/21	360	377,120
Sr. Unsec’d. Notes, GMTN
3.125%	01/13/21	69	69,728
Sub. Notes
4.500%	04/01/25	200	200,665
Fresenius Medical Care US Finance, Inc.,
Gtd. Notes, 144A
5.750%	02/15/21	2	2,197

A807

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Germany (cont’d.)
Schaeffler Finance BV,
Sr. Sec’d. Notes, 144A
4.750%	05/15/23	250	$257,813
Siemens Financieringsmaatschappij NV,
Gtd. Notes, 144A
2.000%	09/15/23	250	241,882
6.125%	08/17/26	160	196,934
Unitymedia GmbH,
Sec’d. Notes, 144A
6.125%	01/15/25	200	213,250

			2,115,711

Hong Kong — 0.0%
Hutchison Whampoa International 12 II Ltd.,
Gtd. Notes, 144A
3.250%	11/08/22	200	204,560
Shimao Property Holdings Ltd.,
Gtd. Notes
8.375%	02/10/22	200	220,749

			425,309

India — 0.0%
IDBI Bank Ltd./DIFC Dubai,
Sr. Unsec’d. Notes, EMTN
3.750%	01/25/19	200	200,039
Vedanta Resources PLC,
Sr. Unsec’d. Notes
6.375%	07/30/22	300	311,999

			512,038

Indonesia — 0.1%
Minejesa Capital BV,
Sr. Sec’d. Notes, 144A
4.625%	08/10/30	400	407,897
Pertamina Persero PT,
Sr. Unsec’d. Notes
6.500%	05/27/41	200	237,912
Sr. Unsec’d. Notes, MTN
6.450%	05/30/44	400	474,129
Perusahaan Listrik Negara PT,
Sr. Unsec’d. Notes, MTN
4.125%	05/15/27	200	199,959

			1,319,897

Ireland — 0.1%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.,
Gtd. Notes, 144A
7.250%	05/15/24	550	603,279
James Hardie International Finance DAC,
Gtd. Notes, 144A
5.875%	02/15/23	400	420,000
Park Aerospace Holdings Ltd.,
Gtd. Notes, 144A
4.500%	03/15/23	130	129,819
5.250%	08/15/22	62	64,480
5.500%	02/15/24	105	110,250

			1,327,828

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Israel — 0.0%
Teva Pharmaceutical Finance Co. BV,
Gtd. Notes
2.950%	12/18/22		100	$97,133
3.650%	11/10/21		77	77,549
Teva Pharmaceutical Finance Netherlands III BV,
Gtd. Notes
3.150%	10/01/26	(a)	150	138,254
4.100%	10/01/46	(a)	240	202,167

				515,103

Italy — 0.0%
Intesa Sanpaolo SpA,
Sr. Unsec’d. Notes, 144A
3.875%	07/14/27		200	200,808
Telecom Italia Capital SA,
Gtd. Notes
6.000%	09/30/34		42	46,463
6.375%	11/15/33		35	40,294
Wind Acquisition Finance SA,
Sec’d. Notes, 144A
7.375%	04/23/21		550	572,000

				859,565

Japan — 0.0%
Bank of Tokyo-Mitsubishi UFJ Ltd. (The),
Sr. Unsec’d. Notes, 144A
4.100%	09/09/23		200	213,255
Beam Suntory, Inc.,
Gtd. Notes
3.250%	05/15/22		100	102,347

				315,602

Kazakhstan — 0.1%
Kazakhstan Temir Zholy Finance BV,
Gtd. Notes
6.950%	07/10/42		200	223,535
KazMunayGas National Co. JSC,
Sr. Unsec’d. Notes
4.750%	04/19/27		400	405,625
7.000%	05/05/20		700	762,999
Sr. Unsec’d. Notes, MTN
9.125%	07/02/18		100	104,629

				1,496,788

Luxembourg — 0.2%
Altice Financing SA,
Sr. Sec’d. Notes, 144A
6.625%	02/15/23		700	741,999
Altice SA,
Gtd. Notes, 144A
7.750%	05/15/22		1,075	1,140,844
ArcelorMittal,
Sr. Unsec’d. Notes
6.125%	06/01/25		311	357,649
6.750%	02/25/22	(a)	95	108,894
7.250%	03/01/41		18	21,308
7.500%	10/15/39		30	35,999
INEOS Group Holdings SA,
Gtd. Notes, 144A
5.625%	08/01/24	(a)	775	805,031

A808

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Luxembourg (cont’d.)
Intelsat Jackson Holdings SA,
Gtd. Notes
5.500%	08/01/23	299	$253,403
7.250%	10/15/20	1,025	986,563
7.500%	04/01/21	255	241,613
Sr. Sec’d. Notes, 144A
8.000%	02/15/24	613	658,975
SES SA,
Gtd. Notes, 144A
3.600%	04/04/23	100	101,140

			5,453,418

Mexico — 0.2%
America Movil SAB de CV,
Gtd. Notes
6.125%	03/30/40	100	121,942
Banco Nacional de Comercio Exterior SNC,
Sr. Unsec’d. Notes
4.375%	10/14/25	200	208,999
Sub. Notes
3.800%	08/11/26	200	200,249
Cemex SAB de CV,
Sr. Sec’d. Notes, 144A
6.125%	05/05/25	925	995,531
Coca-Cola Femsa SAB de CV,
Gtd. Notes
3.875%	11/26/23	150	158,440
Petroleos Mexicanos,
Gtd. Notes
5.375%	03/13/22	217	231,854
5.500%	01/21/21	850	906,950
6.500%	03/13/27	550	609,527
6.625%	06/15/35	200	215,500
Gtd. Notes, 144A
6.500%	03/13/27	200	221,646
Gtd. Notes, 3 Month LIBOR + 3.650%, 144A
4.967%(c)	03/11/22	200	217,760
Gtd. Notes, MTN
6.750%	09/21/47	206	219,163
Gtd. Notes, MTN, 144A
6.500%	03/13/27	120	132,988
6.750%	09/21/47	560	595,784

			5,036,333

Morocco — 0.0%
OCP SA,
Sr. Unsec’d. Notes
6.875%	04/25/44	200	224,977

Netherlands — 0.2%
ABN AMRO Bank NV,
Sr. Unsec’d. Notes, 144A
2.100%	01/18/19	610	611,871
Sub. Notes, 144A
4.750%	07/28/25	300	318,507
AerCap Ireland Capital DAC/AerCap Global Aviation Trust,
Gtd. Notes
3.500%	05/26/22	270	276,472
3.950%	02/01/22	370	385,122

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Netherlands (cont’d.)
Cooperatieve Rabobank UA,
Gtd. Notes
3.750%	07/21/26	250	$253,636
4.625%	12/01/23	250	268,646
Gtd. Notes, MTN
3.875%	02/08/22	375	397,546
ING Bank NV,
Sub. Notes, 144A
5.800%	09/25/23	400	456,697
Koninklijke Philips NV,
Sr. Unsec’d. Notes
3.750%	03/15/22	180	189,731
NXP BV/NXP Funding LLC,
Gtd. Notes, 144A
5.750%	03/15/23	900	939,375
Shell International Finance BV,
Gtd. Notes
2.375%	08/21/22	150	150,418
3.400%	08/12/23	175	183,487
3.750%	09/12/46	103	99,229
4.000%	05/10/46	75	75,854
4.125%	05/11/35	85	89,761
4.300%	09/22/19	150	157,347
UPCB Finance IV Ltd.,
Sr. Sec’d. Notes, 144A
5.375%	01/15/25	895	930,800
Ziggo Secured Finance BV,
Sr. Sec’d. Notes, 144A
5.500%	01/15/27	245	251,049

			6,035,548

New Zealand — 0.0%
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA,
Sr.Sec’d.Notes
5.750%	10/15/20	730	742,812
Sr. Sec’d. Notes, 144A
5.125%	07/15/23	180	187,848

			930,660

Norway — 0.0%
Statoil ASA,
Gtd. Notes
1.150%	05/15/18	168	167,661
2.450%	01/17/23	155	154,716
3.150%	01/23/22	46	47,434
6.700%	01/15/18	20	20,316
7.250%	09/23/27	160	213,105

			603,232

Peru — 0.0%
Cia Minera Milpo SAA,
Sr. Unsec’d. Notes
4.625%	03/28/23	260	266,825
Fondo MIVIVIENDA SA,
Sr. Unsec’d. Notes
3.500%	01/31/23	200	204,799

A809

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Peru (cont’d.)
Petroleos del Peru SA,
Sr. Unsec’d. Notes, 144A
4.750%	06/19/32	200	$205,680
5.625%	06/19/47	200	208,500

			885,804

Portugal — 0.0%
EDP Finance BV,
Sr. Unsec’d. Notes, 144A
3.625%	07/15/24	200	201,642

Russia — 0.1%
GTLK Europe DAC,
Gtd. Notes
5.125%	05/31/24	400	404,706
Sberbank of Russia Via SB Capital SA,
Sr. Unsec’d. Notes
6.125%	02/07/22	200	218,356
Vnesheconombank Via VEB Finance PLC,
Sr. Unsec’d. Notes
5.942%	11/21/23	200	214,669
6.025%	07/05/22	500	538,903

			1,376,634

South Africa — 0.0%
Eskom Holdings SOC Ltd.,
Sr. Unsec’d. Notes
7.125%	02/11/25	400	414,349
Transnet SOC Ltd.,
Sr. Unsec’d. Notes
4.000%	07/26/22	200	196,779

			611,128

South Korea — 0.0%
MagnaChip Semiconductor Corp.,
Sr. Unsec’d. Notes
6.625%	07/15/21	125	119,375

Spain — 0.0%
Telefonica Emisiones SAU,
Gtd. Notes
3.192%	04/27/18	151	152,222
4.103%	03/08/27	410	424,191
5.134%	04/27/20	102	109,415
7.045%	06/20/36	160	211,937

			897,765

Sri Lanka — 0.0%
National Savings Bank,
Sr. Unsec’d. Notes
8.875%	09/18/18	200	209,459

Sweden — 0.1%
Skandinaviska Enskilda Banken AB,
Sr. Unsec’d. Notes, 144A
1.750%	03/19/18	625	625,304
Sr. Unsec’d. Notes, MTN, 144A
2.450%	05/27/20	300	302,598

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Sweden (cont’d.)
Stadshypotek AB,
Covered Bonds, 144A
1.875%	10/02/19	309	$307,946

			1,235,848

Switzerland — 0.1%
Credit Suisse AG,
Sr. Unsec’d. Notes, MTN
5.300%	08/13/19	100	105,930
Credit Suisse Group AG,
Jr. Sub. Notes, 144A
6.250%	12/29/49	200	213,000
Sr. Unsec’d. Notes, 144A
4.282%	01/09/28	250	260,404
Credit Suisse Group Funding Guernsey Ltd.,
Gtd. Notes
3.750%	03/26/25	300	305,587
3.800%	06/09/23	400	414,061
Glencore Funding LLC,
Gtd. Notes, 144A
4.000%	03/27/27	60	60,363
4.625%	04/29/24	160	169,480
Roche Holdings, Inc.,
Gtd. Notes, 144A
2.375%	01/28/27	200	189,916
Swiss Re Treasury US Corp.,
Gtd. Notes, 144A
4.250%	12/06/42	75	76,702
UBS Group Funding Switzerland AG,
Gtd. Notes, 144A
2.859%	08/15/23	480	478,437
3.491%	05/23/23	205	209,890

			2,483,770

Trinidad & Tobago — 0.0%
Petroleum Co. of Trinidad & Tobago Ltd.,
Sr. Unsec’d. Notes
9.750%	08/14/19	200	211,605

Tunisia — 0.0%
Banque Centrale de Tunisie International Bond,
Sr. Unsec’d. Notes
5.750%	01/30/25	200	194,545

Ukraine — 0.0%
State Savings Bank of Ukraine Via SSB #1 PLC,
Sr. Unsec’d. Notes
9.375%	03/10/23	200	212,289
9.625%	03/20/25	200	214,247

			426,536

United Arab Emirates — 0.0%
DAE Funding LLC,
Gtd. Notes, 144A
4.500%	08/01/22	67	68,667
5.000%	08/01/24	73	74,825
Shelf Drilling Holdings Ltd.,
Sec’d. Notes, 144A
9.500%	11/02/20	239	241,417

			384,909

A810

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United Kingdom — 0.4%
Anglo American Capital PLC,
Gtd. Notes, 144A
3.750%	04/10/22		200	$205,119
Ashtead Capital, Inc.,
Sec’d. Notes, 144A
5.625%	10/01/24		200	214,999
AstraZeneca PLC,
Sr. Unsec’d. Notes
3.125%	06/12/27		85	83,997
BAE Systems Holdings, Inc.,
Gtd. Notes, 144A
3.800%	10/07/24		250	260,799
Barclays PLC,
Jr. Sub. Notes
8.250%	12/29/49		200	211,249
Sr. Unsec’d. Notes
3.250%	01/12/21		350	356,311
4.337%	01/10/28		260	268,449
BAT Capital Corp.,
Gtd. Notes, 144A
2.764%	08/15/22		125	125,702
3.557%	08/15/27		130	131,307
4.390%	08/15/37		125	128,276
BAT International Finance PLC,
Gtd. Notes, 144A
2.750%	06/15/20		300	304,667
BP Capital Markets PLC,
Gtd. Notes
3.017%	01/16/27		175	172,241
3.224%	04/14/24		220	224,084
3.279%	09/19/27		800	799,223
3.588%	04/14/27		240	246,898
3.814%	02/10/24		350	368,631
British Telecommunications PLC,
Sr. Unsec’d. Notes
9.125%	12/15/30		50	75,671
Eni USA, Inc.,
Gtd. Notes
7.300%	11/15/27		110	137,891
Fiat Chrysler Automobiles NV,
Sr. Unsec’d. Notes
5.250%	04/15/23	(a)	600	639,750
HSBC Bank PLC,
Sr. Unsec’d. Notes, 144A
4.750%	01/19/21		255	274,350
HSBC Holdings PLC,
Sr. Unsec’d. Notes
3.262%	03/13/23		705	719,576
3.600%	05/25/23		440	457,885
3.900%	05/25/26		700	732,613
4.000%	03/30/22		250	264,255
4.041%	03/13/28		400	417,631
Sub. Notes
4.250%	08/18/25		300	310,901
Lloyds Banking Group PLC,
Sub. Notes
4.582%	12/10/25		500	525,382

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United Kingdom (cont’d.)
Noble Holding International Ltd.,
Gtd. Notes
5.250%	03/15/42	18	$11,790
6.200%	08/01/40	65	44,200
Reckitt Benckiser Treasury Services PLC,
Gtd. Notes, 144A
2.375%	06/24/22	270	269,108
Reynolds American, Inc.,
Gtd. Notes
4.450%	06/12/25	195	209,009
5.700%	08/15/35	130	152,452
7.000%	08/04/41	120	155,110
Royal Bank of Scotland Group PLC,
Jr. Sub. Notes
8.625%	12/29/49	200	221,750
Sub. Notes
6.000%	12/19/23	221	244,408
6.125%	12/15/22	495	544,523
Santander UK Group Holdings PLC,
Sr. Unsec’d. Notes, MTN
3.125%	01/08/21	250	254,405
Sub. Notes, MTN, 144A
4.750%	09/15/25	300	313,380
Santander UK PLC,
Sr. Unsec’d. Notes
3.050%	08/23/18	250	252,983
Standard Chartered PLC,
Sub. Notes, 144A
5.200%	01/26/24	300	322,887
TI Group Automotive Systems LLC,
Gtd. Notes, 144A
8.750%	07/15/23	460	487,600
Unilever Capital Corp.,
Gtd. Notes
2.000%	07/28/26	100	92,360
Virgin Media Finance PLC,
Gtd. Notes, 144A
6.375%	04/15/23	230	240,063
Virgin Media Secured Finance PLC,
Sr. Sec’d. Notes, 144A
5.500%	01/15/25	450	473,063
Vodafone Group PLC,
Sr. Unsec’d. Notes
1.500%	02/19/18	100	99,946
2.950%	02/19/23	150	152,379
6.150%	02/27/37	175	213,786

			13,413,059

United States — 9.3%
21st Century Fox America, Inc.,
Gtd. Notes
3.700%	10/15/25	125	128,787
4.750%	09/15/44	85	90,671
4.950%	10/15/45	100	109,401
6.150%	02/15/41	50	62,497
6.900%	03/01/19	100	106,810
9.500%	07/15/24	200	270,282

A811

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
Abbott Laboratories,
Sr. Unsec’d. Notes
4.750%	11/30/36		175	$193,281
AbbVie, Inc.,
Sr. Unsec’d. Notes
2.000%	11/06/18		179	179,590
2.850%	05/14/23		200	201,557
3.200%	11/06/22		100	102,539
4.300%	05/14/36		105	110,235
4.450%	05/14/46		60	63,155
4.500%	05/14/35		545	586,477
Acadia Healthcare Co., Inc.,
Gtd. Notes
6.500%	03/01/24		40	42,949
ACCO Brands Corp.,
Gtd. Notes, 144A
5.250%	12/15/24		250	259,375
ACE Cash Express, Inc.,
Sr. Sec’d. Notes, 144A
11.000%	02/01/19	(a)	222	221,445
ACI Worldwide, Inc.,
Gtd. Notes, 144A
6.375%	08/15/20		205	208,689
Adient Global Holdings Ltd.,
Gtd. Notes, 144A
4.875%	08/15/26		350	357,875
ADT Corp. (The),
Sr. Sec’d. Notes
3.500%	07/15/22		195	194,999
4.125%	06/15/23		403	410,053
Advance Auto Parts, Inc.,
Gtd. Notes
4.500%	01/15/22		250	264,767
4.500%	12/01/23		150	157,165
Advanced Micro Devices, Inc.,
Sr. Unsec’d. Notes
7.000%	07/01/24		32	33,839
AECOM,
Gtd. Notes
5.875%	10/15/24		698	773,175
AES Corp.,
Sr. Unsec’d. Notes
4.875%	05/15/23		290	298,699
Aetna, Inc.,
Sr. Unsec’d. Notes
3.500%	11/15/24		155	161,749
Ahern Rentals, Inc.,
Sec’d. Notes, 144A
7.375%	05/15/23		183	167,445
AIG SunAmerica Global Financing X,
Sr. Sec’d. Notes, 144A
6.900%	03/15/32		150	200,043
Air Lease Corp.,
Sr. Unsec’d. Notes
3.375%	06/01/21		230	237,241
3.625%	04/01/27		80	80,054
3.875%	04/01/21		65	67,887

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
Air Medical Group Holdings, Inc.,
Sr. Unsec’d. Notes, 144A
6.375%	05/15/23	(a)	335	$322,438
Aircastle Ltd.,
Sr. Unsec’d. Notes
5.125%	03/15/21		150	159,749
Airxcel, Inc.,
Sr. Sec’d. Notes, 144A
8.500%	02/15/22		54	57,245
AK Steel Corp.,
Gtd. Notes
7.000%	03/15/27	(a)	95	96,781
Sr.Sec’d.Notes
7.500%	07/15/23		61	66,338
Alabama Power Co.,
Sr. Unsec’d. Notes
3.550%	12/01/23		92	96,073
3.850%	12/01/42		70	69,434
5.600%	03/15/33		150	177,515
6.000%	03/01/39		95	121,283
Albertsons Cos LLC/Safeway, Inc./New Albertson’s, Inc./Albertson’s LLC,
Gtd. Notes
5.750%	03/15/25		111	97,679
6.625%	06/15/24	(a)	866	808,628
Alcoa Nederland Holding BV,
Gtd. Notes, 144A
6.750%	09/30/24		200	221,499
Alere, Inc.,
Gtd. Notes
6.500%	06/15/20		85	86,381
Aleris International, Inc.,
Sr. Sec’d. Notes, 144A
9.500%	04/01/21		95	101,175
Alexandria Real Estate Equities, Inc.,
Gtd. Notes, REIT
2.750%	01/15/20		15	15,149
4.600%	04/01/22		157	167,531
Allergan Funding SCS,
Gtd. Notes
3.800%	03/15/25		315	327,130
4.550%	03/15/35		404	431,032
Allergan, Inc.,
Gtd. Notes
2.800%	03/15/23		187	185,713
Alliance Data Systems Corp.,
Gtd. Notes, 144A
5.375%	08/01/22		48	49,439
Gtd. Notes, MTN, 144A
5.875%	11/01/21		90	93,599
Allison Transmission, Inc.,
Gtd. Notes, 144A
4.750%	10/01/27		41	41,308
Allstate Corp. (The),
Sr. Unsec’d. Notes
3.150%	06/15/23		142	145,441
Ally Financial, Inc.,
Gtd. Notes
8.000%	11/01/31		95	122,541
Sr. Unsec’d. Notes

A812

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
4.125%	03/30/20		320	$329,599
4.125%	02/13/22		585	604,364
4.625%	05/19/22		325	340,438
4.625%	03/30/25		70	73,413
5.125%	09/30/24	(a)	650	703,949
Sub. Notes
5.750%	11/20/25		400	433,679
Alta Mesa Holdings LP/Alta Mesa Finance Services Corp.,
Gtd. Notes, 144A
7.875%	12/15/24		90	97,199
Altice US Finance I Corp.,
Sr. Sec’d. Notes, 144A
5.375%	07/15/23		200	211,499
5.500%	05/15/26		100	105,469
Altria Group, Inc.,
Gtd. Notes
3.875%	09/16/46		70	68,424
4.000%	01/31/24		330	350,511
Amazon.com, Inc.,
Sr. Unsec’d. Notes
4.800%	12/05/34		250	283,179
Sr. Unsec’d. Notes, 144A
2.800%	08/22/24		190	190,730
3.150%	08/22/27		125	125,893
3.875%	08/22/37		670	681,843
4.050%	08/22/47		45	45,860
AMC Entertainment Holdings, Inc.,
Gtd. Notes
5.750%	06/15/25		450	442,125
5.875%	02/15/22		66	66,495
5.875%	11/15/26		30	29,588
6.125%	05/15/27		51	50,363
AMC Networks, Inc.,
Gtd. Notes
4.750%	08/01/25		63	63,629
5.000%	04/01/24		505	521,413
American Airlines 2013-1 Class A Pass-Through Trust,
Pass-Through Certificates
4.000%	01/15/27		120	125,984
American Airlines 2013-2 Class A Pass-Through Trust,
Pass-Through Certificates
4.950%	07/15/24		209	224,294
American Airlines 2015-1 Class A Pass-Through Trust,
Pass-Through Certificates
3.375%	11/01/28		127	127,499
American Airlines 2016-2 Class A Pass-Through Trust,
Pass-Through Certificates
3.650%	12/15/29		195	197,586
American Airlines 2016-2 Class AA Pass-Through Trust,
Pass-Through Certificates
3.200%	12/15/29		195	194,858
American Airlines 2016-3 Class AA Pass-Through Trust,
Pass-Through Certificates
3.000%	04/15/30		275	272,938
American Airlines 2017-1 Class AA Pass-Through Trust,
Pass-Through Certificates
3.650%	08/15/30		300	308,549

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
American Airlines 2017-2 Class AA Pass-Through Trust,
Pass-Through Certificates
3.350%	04/15/31		140	$141,749
American Axle & Manufacturing, Inc.,
Gtd. Notes
6.250%	03/15/21		150	154,358
6.625%	10/15/22		63	65,048
Gtd. Notes, 144A
6.250%	04/01/25	(a)	603	615,059
6.500%	04/01/27	(a)	254	256,223
American Express Co.,
Sr. Unsec’d. Notes
2.500%	08/01/22		155	154,822
2.650%	12/02/22		300	301,562
American Greetings Corp.,
Sr. Unsec’d. Notes, 144A
7.875%	02/15/25		59	63,868
American International Group, Inc.,
Sr. Unsec’d. Notes
3.750%	07/10/25		250	258,177
3.875%	01/15/35		295	288,876
4.125%	02/15/24		165	175,220
American Tower Corp.,
Sr. Unsec’d. Notes, REIT
3.125%	01/15/27		320	306,981
3.500%	01/31/23		240	248,266
5.900%	11/01/21		100	112,195
American Tower Trust,
Pass-Through Certificates, REIT, 144A
3.070%	03/15/48		100	100,267
American Water Capital Corp.,
Sr. Unsec’d. Notes
4.300%	12/01/42		47	50,704
AmeriGas Partners LP/AmeriGas Finance Corp.,
Sr. Unsec’d. Notes
5.500%	05/20/25		320	328,799
5.750%	05/20/27		128	130,879
5.875%	08/20/26		22	22,879
Ameriprise Financial, Inc.,
Sr. Unsec’d. Notes
4.000%	10/15/23		280	299,115
Amgen, Inc.,
Sr. Unsec’d. Notes
2.650%	05/11/22		100	100,817
3.625%	05/15/22	(a)	475	496,064
4.400%	05/01/45		110	116,455
4.563%	06/15/48		430	466,365
Amkor Technology, Inc.,
Sr. Unsec’d. Notes
6.375%	10/01/22		285	294,419
6.625%	06/01/21		180	183,735
AMN Healthcare, Inc.,
Gtd. Notes, 144A
5.125%	10/01/24		57	59,066
Anadarko Holding Co.,
Sr. Unsec’d. Notes
7.150%	05/15/28		350	410,342

A813

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
Anadarko Petroleum Corp.,
Sr. Unsec’d. Notes
3.450%	07/15/24	(a)	425	$421,775
5.550%	03/15/26	(a)	90	100,516
8.700%	03/15/19		100	109,139
Analog Devices, Inc.,
Sr. Unsec’d. Notes
2.875%	06/01/23		100	100,276
3.500%	12/05/26		125	126,235
4.500%	12/05/36		100	104,190
Andeavor Logistics LP/Tesoro Logistics Finance Corp.,
Gtd. Notes
5.250%	01/15/25		275	294,594
6.125%	10/15/21		400	412,500
6.250%	10/15/22		250	265,938
6.375%	05/01/24		120	130,200
Anixter, Inc.,
Gtd. Notes
5.500%	03/01/23		480	521,999
Antero Midstream Partners LP/Antero Midstream Finance Corp.,
Gtd. Notes
5.375%	09/15/24		145	150,075
Antero Resources Corp.,
Gtd. Notes
5.125%	12/01/22		427	436,608
5.375%	11/01/21		57	58,496
5.625%	06/01/23		310	323,175
Anthem, Inc.,
Sr. Unsec’d. Notes
2.300%	07/15/18		205	205,887
3.300%	01/15/23		140	144,199
4.625%	05/15/42		75	81,256
5.100%	01/15/44		40	46,095
Apache Corp.,
Sr. Unsec’d. Notes
3.250%	04/15/22		365	370,221
5.100%	09/01/40		145	151,660
Appalachian Power Co.,
Sr. Unsec’d. Notes
6.700%	08/15/37		125	169,400
Apple, Inc.,
Sr. Unsec’d. Notes
2.300%	05/11/22		700	702,748
2.400%	05/03/23		100	99,810
2.850%	05/11/24		425	430,161
2.900%	09/12/27		75	74,445
3.200%	05/11/27		380	386,883
3.250%	02/23/26		290	297,887
3.850%	05/04/43		600	604,447
4.500%	02/23/36		600	675,127
Archrock Partners LP/Archrock Partners Finance Corp.,
Gtd. Notes
6.000%	10/01/22		32	31,120
Arconic, Inc.,
Sr. Unsec’d. Notes
5.125%	10/01/24		355	377,756
5.870%	02/23/22		125	136,875
5.900%	02/01/27		145	160,008

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
Arizona Public Service Co.,
Sr. Unsec’d. Notes
4.500%	04/01/42		75	$82,378
Arrow Electronics, Inc.,
Sr. Unsec’d. Notes
3.000%	03/01/18		26	26,118
3.875%	01/12/28		135	134,712
AT&T, Inc.,
Sr. Unsec’d. Notes
3.000%	06/30/22		230	232,239
3.400%	08/14/24		155	155,241
3.400%	05/15/25		470	463,608
3.900%	08/14/27		80	80,156
4.300%	12/15/42		110	102,524
4.350%	06/15/45		535	491,034
4.450%	04/01/24		450	477,467
4.500%	05/15/35		195	192,521
4.500%	03/09/48		95	87,632
4.900%	08/14/37		1,500	1,515,969
5.150%	02/14/50		125	125,609
5.250%	03/01/37		230	242,047
5.450%	03/01/47		40	42,312
5.500%	02/01/18		55	55,698
5.800%	02/15/19		55	57,861
6.300%	01/15/38		75	88,242
6.350%	03/15/40		170	197,355
6.375%	03/01/41		170	199,049
6.500%	09/01/37		150	178,888
Athene Global Funding,
Sec’d. Notes, MTN, 144A
4.000%	01/25/22		343	357,097
Atmos Energy Corp.,
Sr. Unsec’d. Notes
8.500%	03/15/19		300	328,242
AvalonBay Communities, Inc.,
Sr. Unsec’d. Notes, REIT, GMTN
2.850%	03/15/23		200	200,487
Avaya, Inc.,
Sec’d. Notes, 144A
10.500%(d)	03/01/21		95	3,799
Sr. Sec’d. Notes, 144A
7.000%(d)	04/01/19	(a)	245	207,025
Aviation Capital Group Corp.,
Sr. Unsec’d. Notes, 144A
2.875%	01/20/22		330	330,056
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.,
Gtd. Notes
5.500%	04/01/23		220	224,949
Gtd. Notes, 144A
6.375%	04/01/24	(a)	460	479,549
B&G Foods, Inc.,
Gtd. Notes
4.625%	06/01/21		150	152,813
Baker Hughes a GE Co. LLC,
Sr. Unsec’d. Notes
5.125%	09/15/40		100	115,653
Ball Corp.,
Gtd. Notes
5.000%	03/15/22		50	54,125

A814

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
5.250%	07/01/25	40	$43,909
Baltimore Gas & Electric Co.,
Sr. Unsec’d. Notes
3.500%	11/15/21	110	114,836
Bank of America Corp.,
Jr. Sub. Notes
6.100%	12/29/49	190	209,475
6.250%	09/29/49	150	165,375
8.000%	07/29/49	880	892,583
Sr. Unsec’d. Notes
7.625%	06/01/19	675	736,632
Sr. Unsec’d. Notes, GMTN
2.369%	07/21/21	220	220,016
2.816%	07/21/23(a)	215	215,064
3.300%	01/11/23	79	80,932
Sr. Unsec’d. Notes, MTN
2.503%	10/21/22	1,007	997,516
2.881%	04/24/23	1,465	1,471,351
3.124%	01/20/23	230	234,093
3.248%	10/21/27	750	734,973
3.824%	01/20/28	130	133,667
4.000%	04/01/24	700	739,517
4.100%	07/24/23	100	106,481
4.244%	04/24/38	110	116,270
4.443%	01/20/48	40	43,315
5.000%	05/13/21	225	244,822
5.625%	07/01/20	150	163,371
Sub. Notes, MTN
4.000%	01/22/25	500	517,396
4.450%	03/03/26	210	222,019
Bank of New York Mellon Corp. (The),
Jr. Sub. Notes
4.625%	12/31/49	44	44,889
Sr. Unsec’d. Notes
3.550%	09/23/21	150	156,884
5.450%	05/15/19	100	105,659
Sr. Unsec’d. Notes, MTN
2.661%	05/16/23	210	210,872
Baxalta, Inc.,
Gtd. Notes
4.000%	06/23/25	190	199,313
BB&T Corp.,
Sr. Unsec’d. Notes, MTN
2.450%	01/15/20	83	83,881
Becton Dickinson & Co.,
Sr. Unsec’d. Notes
3.363%	06/06/24	385	388,592
BellSouth LLC,
Sr. Unsec’d. Notes
6.550%	06/15/34	300	353,548
Berkshire Hathaway Energy Co.,
Sr. Unsec’d. Notes
3.500%	02/01/25	180	186,225
6.125%	04/01/36	130	166,869
Berkshire Hathaway Finance Corp.,
Gtd. Notes
5.750%	01/15/40	180	231,750

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
Berkshire Hathaway, Inc.,
Sr. Unsec’d. Notes
3.125%	03/15/26	155	$156,758
Berry Global Corp.,
Sec’d. Notes
5.500%	05/15/22	55	57,406
Berry Global, Inc.,
Sec’d. Notes
5.125%	07/15/23	205	214,225
Blue Cube Spinco, Inc.,
Gtd. Notes
10.000%	10/15/25	100	122,125
Blue Racer Midstream LLC/Blue Racer Finance Corp.,
Gtd. Notes, 144A
6.125%	11/15/22	550	570,625
Boardwalk Pipelines LP,
Gtd. Notes
4.950%	12/15/24	100	106,427
Boeing Co. (The),
Sr. Unsec’d. Notes
7.950%	08/15/24	175	230,176
Booz Allen Hamilton, Inc.,
Gtd. Notes, 144A
5.125%	05/01/25	43	43,430
Boston Properties LP,
Sr. Unsec’d. Notes, REIT
3.125%	09/01/23	150	152,922
3.800%	02/01/24	200	209,148
Boyd Gaming Corp.,
Gtd. Notes
6.375%	04/01/26	15	16,369
6.875%	05/15/23(a)	512	547,523
Brighthouse Financial, Inc.,
Sr. Unsec’d. Notes, 144A
4.700%	06/22/47	55	53,727
Brixmor Operating Partnership LP,
Sr. Unsec’d. Notes, REIT
3.850%	02/01/25	150	150,101
Buckeye Partners LP,
Sr. Unsec’d. Notes
2.650%	11/15/18	115	115,475
4.350%	10/15/24	250	257,447
5.600%	10/15/44	90	93,788
5.850%	11/15/43	125	135,782
Bunge Ltd. Finance Corp.,
Gtd. Notes
3.000%	09/25/22	340	340,389
3.750%	09/25/27	180	179,706
Burlington Northern Santa Fe LLC,
Sr. Unsec’d. Notes
3.450%	09/15/21	510	532,179
4.125%	06/15/47	85	89,793
7.950%	08/15/30	100	143,866
BWAY Holding Co.,
Sr. Sec’d. Notes, 144A
5.500%	04/15/24	100	104,500
Cablevision Systems Corp.,
Sr. Unsec’d. Notes
8.000%	04/15/20(a)	208	230,620

A815

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
CalAtlantic Group, Inc.,
Gtd. Notes
5.250%	06/01/26	35	$36,225
5.875%	11/15/24	160	174,800
Caleres, Inc.,
Gtd. Notes
6.250%	08/15/23	34	35,573
California Resources Corp.,
Sec’d. Notes, 144A
8.000%	12/15/22	61	39,650
Callon Petroleum Co.,
Gtd. Notes
6.125%	10/01/24	96	99,360
Calpine Corp.,
Sr. Sec’d. Notes, 144A
5.250%	06/01/26	95	94,525
Sr. Unsec’d. Notes
5.750%	01/15/25(a)	450	424,688
Calumet Specialty Products Partners LP/Calumet Finance Corp.,
Gtd. Notes
6.500%	04/15/21	9	8,792
Camelot Finance SA,
Sr. Unsec’d. Notes, 144A
7.875%	10/15/24	154	165,935
Capital One Bank USA NA,
Sub. Notes
3.375%	02/15/23	940	953,944
Capital One Financial Corp.,
Sr. Unsec’d. Notes
3.750%	04/24/24	360	371,767
Cardinal Health, Inc.,
Sr. Unsec’d. Notes
3.410%	06/15/27	80	80,274
Carrizo Oil & Gas, Inc.,
Gtd. Notes
6.250%	04/15/23(a)	419	425,285
Caterpillar Financial Services Corp.,
Sr. Unsec’d. Notes, MTN
2.850%	06/01/22	225	230,212
CB Escrow Corp.,
Sr. Unsec’d. Notes, 144A
8.000%	10/15/25	59	59,295
CBL & Associates LP,
Ltd. Gtd. Notes, REIT
4.600%	10/15/24	334	318,389
5.250%	12/01/23(a)	236	238,750
CBS Corp.,
Gtd. Notes
3.375%	02/15/28	125	121,375
5.900%	10/15/40	100	117,160
CBS Radio, Inc.,
Gtd. Notes, 144A
7.250%	11/01/24	135	144,113
CCM Merger, Inc.,
Sr. Unsec’d. Notes, 144A
6.000%	03/15/22	31	32,050
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes, 144A
5.000%	02/01/28	109	108,624

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
5.125%	05/01/23	10	$10,413
5.125%	05/01/27	135	136,856
5.375%	05/01/25	10	10,364
5.500%	05/01/26	445	461,131
5.750%	02/15/26	1,310	1,373,535
5.875%	04/01/24	1,789	1,898,576
CDW LLC/CDW Finance Corp.,
Gtd. Notes
5.000%	09/01/23	136	142,334
5.500%	12/01/24	25	27,844
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management
Corp./Millennium Op,
Gtd. Notes, 144A
5.375%	04/15/27	25	26,250
Celgene Corp.,
Sr. Unsec’d. Notes
3.250%	08/15/22	65	67,083
3.950%	10/15/20	100	105,373
Centene Corp.,
Sr. Unsec’d. Notes
4.750%	05/15/22	158	164,913
4.750%	01/15/25	225	233,438
6.125%	02/15/24	50	54,063
CenterPoint Energy Resources Corp.,
Sr. Unsec’d. Notes
4.500%	01/15/21	70	73,647
5.850%	01/15/41	110	135,808
Central Garden & Pet Co.,
Gtd. Notes
6.125%	11/15/23	200	213,000
CenturyLink, Inc.,
Sr. Unsec’d. Notes
5.625%	04/01/25	20	19,150
7.500%	04/01/24(a)	615	636,654
CF Industries, Inc.,
Gtd. Notes
5.150%	03/15/34	133	132,668
5.375%	03/15/44	26	24,830
Sr. Sec’d. Notes, 144A
4.500%	12/01/26	338	353,651
Charles Schwab Corp. (The),
Sr. Unsec’d. Notes
4.450%	07/22/20	25	26,639
Charter Communications Operating LLC/Charter Communications Operating
Capital,
Sr.Sec’d.Notes
4.908%	07/23/25	300	320,705
6.384%	10/23/35	85	99,418
Sr. Sec’d. Notes, 144A
3.750%	02/15/28	200	195,709
5.375%	05/01/47	115	119,470
Chemours Co. (The),
Gtd. Notes
6.625%	05/15/23	180	191,475
7.000%	05/15/25	75	83,063
Cheniere Corpus Christi Holdings LLC,
Sr.Sec’d.Notes
5.875%	03/31/25	425	457,406

A816

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
Cheniere Energy Partners LP,
Sr. Sec’d. Notes, 144A
5.250%	10/01/25	49	$50,103
Chesapeake Energy Corp.,
Gtd. Notes
4.875%	04/15/22(a)	162	150,660
6.125%	02/15/21	94	94,705
6.625%	08/15/20	29	29,870
Gtd. Notes, 144A
8.000%	01/15/25(a)	126	127,260
8.000%	06/15/27(a)	217	214,830
Sec’d. Notes, 144A
8.000%	12/15/22(a)	361	388,978
Chevron Corp.,
Sr. Unsec’d. Notes
2.355%	12/05/22	160	160,204
2.895%	03/03/24	335	339,719
3.191%	06/24/23	95	98,680
CHS/Community Health Systems, Inc.,
Gtd. Notes
6.875%	02/01/22	60	47,100
7.125%	07/15/20(a)	207	186,818
Sr. Sec’d. Notes
5.125%	08/01/21	51	50,363
6.250%	03/31/23	63	61,898
Chubb Corp. (The),
Gtd. Notes
5.750%	05/15/18	50	51,237
Chubb INA Holdings, Inc.,
Gtd. Notes
2.700%	03/13/23	170	171,334
Cincinnati Bell, Inc.,
Gtd. Notes, 144A
7.000%	07/15/24	101	98,980
Cincinnati Financial Corp.,
Sr. Unsec’d. Notes
6.920%	05/15/28	175	224,985
Cinemark USA, Inc.,
Gtd. Notes
4.875%	06/01/23	250	252,500
CIT Group, Inc.,
Sr. Unsec’d. Notes
5.000%	08/15/22	231	249,988
CITGO Petroleum Corp.,
Sr. Sec’d. Notes, 144A
6.250%	08/15/22	147	151,410
Citigroup, Inc.,
Jr. Sub. Notes
5.800%	11/29/49	100	103,250
5.875%	12/29/49	140	146,230
6.125%	12/31/49	115	123,050
6.250%	12/31/49	70	78,750
Sr. Unsec’d. Notes
2.876%	07/24/23	1,170	1,171,489
2.900%	12/08/21	420	425,175
3.750%	06/16/24	420	437,890
3.887%	01/10/28	1,395	1,432,094
8.125%	07/15/39	42	66,432
Sub. Notes

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
3.875%	03/26/25	205	$209,753
4.050%	07/30/22	250	261,703
4.400%	06/10/25	420	442,155
4.750%	05/18/46	65	70,758
5.500%	09/13/25	115	129,072
Claire’s Stores, Inc.,
Sr. Sec’d. Notes, 144A
6.125%	03/15/20	56	29,960
9.000%	03/15/19	490	281,015
Clean Harbors, Inc.,
Gtd. Notes
5.125%	06/01/21	255	259,062
Clear Channel Worldwide Holdings, Inc.,
Gtd. Notes
6.500%	11/15/22	2,863	2,948,890
6.500%	11/15/22	27	27,709
7.625%	03/15/20	1,014	1,001,325
Clearwater Paper Corp.,
Gtd. Notes
4.500%	02/01/23	90	89,775
Gtd. Notes, 144A
5.375%	02/01/25	15	14,925
Cleveland Electric Illuminating Co. (The),
Sr.Sec’d.Notes
7.880%	11/01/17	100	100,443
CME Group, Inc.,
Sr. Unsec’d. Notes
3.000%	09/15/22	235	241,417
CMS Energy Corp.,
Sr. Unsec’d. Notes
2.950%	02/15/27	110	106,071
3.000%	05/15/26	45	43,903
3.450%	08/15/27	80	80,301
8.750%	06/15/19	80	88,762
CNA Financial Corp.,
Sr. Unsec’d. Notes
3.950%	05/15/24	58	60,453
4.500%	03/01/26	42	44,876
CNG Holdings, Inc.,
Sr. Sec’d. Notes, 144A
9.375%	05/15/20	201	175,875
CNO Financial Group, Inc.,
Sr. Unsec’d. Notes
5.250%	05/30/25	191	203,893
Cogent Communications Group, Inc.,
Sr. Sec’d. Notes, 144A
5.375%	03/01/22	465	488,831
Columbia Pipeline Group, Inc.,
Gtd. Notes
4.500%	06/01/25	215	229,690
Comcast Cable Communications Holdings, Inc.,
Gtd. Notes
9.455%	11/15/22	200	265,869
Comcast Corp.,
Gtd. Notes
3.150%	02/15/28	285	283,949
3.200%	07/15/36	210	197,110
4.250%	01/15/33	150	161,298
4.600%	08/15/45	140	154,024

A817

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
6.450%	03/15/37	300	$401,097
Commercial Metals Co.,
Sr. Unsec’d. Notes
4.875%	05/15/23	74	77,330
5.375%	07/15/27	38	39,900
Commonwealth Edison Co.,
First Mortgage
2.950%	08/15/27	155	154,293
3.750%	08/15/47	80	80,291
CommScope Technologies LLC,
Gtd. Notes, 144A
5.000%	03/15/27	70	70,175
6.000%	06/15/25	842	899,888
CommScope, Inc.,
Gtd. Notes, 144A
5.000%	06/15/21	116	118,900
5.500%	06/15/24	100	104,625
ConocoPhillips Co.,
Gtd. Notes
4.150%	11/15/34	180	185,862
4.200%	03/15/21	125	132,936
ConocoPhillips Holding Co.,
Sr. Unsec’d. Notes
6.950%	04/15/29	560	725,647
CONSOL Energy, Inc.,
Gtd. Notes
5.875%	04/15/22	79	79,790
Consolidated Communications, Inc.,
Gtd. Notes
6.500%	10/01/22	38	36,528
Constellation Brands, Inc.,
Gtd. Notes
2.700%	05/09/22	100	100,341
4.250%	05/01/23	30	32,157
4.750%	12/01/25	160	174,688
Consumers Energy Co.,
First Mortgage
5.650%	04/15/20	150	163,250
Continental Airlines 2012-2 Class A Pass-Through Trust,
Pass-Through Certificates
4.000%	04/29/26	26	27,564
Continental Resources, Inc.,
Gtd. Notes
4.500%	04/15/23(a)	419	420,048
5.000%	09/15/22	201	204,266
Cooper-Standard Automotive, Inc.,
Gtd. Notes, 144A
5.625%	11/15/26	245	250,513
CoreCivic, Inc.,
Gtd. Notes, REIT
4.625%	05/01/23	315	322,088
Corporate Office Properties LP,
Gtd. Notes, REIT
3.600%	05/15/23	1,223	1,228,064
3.700%	06/15/21	397	407,059
Covanta Holding Corp.,
Sr. Unsec’d. Notes
5.875%	03/01/24	100	99,250
5.875%	07/01/25	18	17,708

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
Cox Communications, Inc.,
Sr. Unsec’d. Notes, 144A
3.150%	08/15/24	100	$99,373
3.500%	08/15/27	60	59,050
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.,
Gtd. Notes
5.750%	04/01/25	98	100,083
6.250%	04/01/23	195	201,094
Crown Americas LLC/Crown Americas Capital Corp. V,
Gtd. Notes
4.250%	09/30/26	80	80,800
Crown Castle International Corp.,
Sr. Unsec’d. Notes, REIT
3.700%	06/15/26	38	38,261
4.450%	02/15/26	132	139,758
4.875%	04/15/22	110	119,466
5.250%	01/15/23	325	359,776
CSC Holdings LLC,
Gtd. Notes, 144A
5.500%	04/15/27	35	36,400
6.625%	10/15/25	340	372,300
Sr. Unsec’d. Notes
5.250%	06/01/24	150	151,688
6.750%	11/15/21	96	106,080
8.625%	02/15/19	83	89,951
Sr. Unsec’d. Notes, 144A
10.875%	10/15/25	300	370,875
CSI Compressco LP/CSI Compressco Finance, Inc.,
Gtd. Notes
7.250%	08/15/22	75	69,375
CSTN Merger Sub, Inc.,
Sr. Sec’d. Notes, 144A
6.750%	08/15/24	43	42,893
CSX Corp.,
Sr. Unsec’d. Notes
3.250%	06/01/27	210	210,577
Cumberland Farms, Inc.,
Sr. Unsec’d. Notes, 144A
6.750%	05/01/25	33	35,072
CURO Financial Technologies Corp.,
Sr. Sec’d. Notes, 144A
12.000%	03/01/22	92	98,900
CVR Partners LP/CVR Nitrogen Finance Corp.,
Sec’d. Notes, 144A
9.250%	06/15/23(a)	352	374,880
CVS Health Corp.,
Sr. Unsec’d. Notes
2.750%	12/01/22	205	205,471
2.875%	06/01/26	160	154,571
3.875%	07/20/25	175	182,527
4.000%	12/05/23	414	438,980
CyrusOne LP/CyrusOne Finance Corp.,
Gtd. Notes, REIT, 144A
5.000%	03/15/24	75	78,938
5.375%	03/15/27	71	76,148
Dana Financing Luxembourg Sarl,
Gtd. Notes, 144A
5.750%	04/15/25	63	66,426
6.500%	06/01/26	245	264,600

A818

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
Dana, Inc.,
Sr. Unsec’d. Notes
5.500%	12/15/24(a)	265	$278,250
6.000%	09/15/23	250	263,125
Darden Restaurants, Inc.,
Sr. Unsec’d. Notes
3.850%	05/01/27	230	233,892
6.000%	08/15/35	60	68,857
DaVita, Inc.,
Gtd. Notes
5.000%	05/01/25	340	335,424
5.125%	07/15/24	359	359,898
5.750%	08/15/22	95	97,375
DCP Midstream Operating LP,
Gtd. Notes
3.875%	03/15/23(a)	234	229,320
4.950%	04/01/22	31	32,163
Gtd. Notes, 144A
6.750%	09/15/37	80	85,400
DDR Corp.,
Sr. Unsec’d. Notes, REIT
3.375%	05/15/23	150	147,997
3.900%	08/15/24	150	151,107
Dean Foods Co.,
Gtd. Notes, 144A
6.500%	03/15/23	51	51,765
Deere & Co.,
Sr. Unsec’d. Notes
2.600%	06/08/22	100	101,126
8.100%	05/15/30	230	336,087
Delek Logistics Partners LP,
Gtd. Notes, 144A
6.750%	05/15/25	161	162,208
Dell International LLC/EMC Corp.,
Gtd. Notes, 144A
5.875%	06/15/21	476	497,620
7.125%	06/15/24	130	143,627
Sr. Sec’d. Notes, 144A
6.020%	06/15/26	1,325	1,471,479
Delta Air Lines 2007-1 Class A,
Pass-Through Certificates
6.821%	02/10/24	242	279,041
Delta Air Lines 2015-1 Class AA,
Pass-Through Certificates
3.625%	01/30/29	155	161,907
Denbury Resources, Inc.,
Gtd. Notes
4.625%	07/15/23	280	148,400
Devon Energy Corp.,
Sr. Unsec’d. Notes
4.000%	07/15/21	100	103,955
Devon Financing Co. LLC,
Gtd. Notes
7.875%	09/30/31	50	66,004
Diamond Offshore Drilling, Inc.,
Sr. Unsec’d. Notes
7.875%	08/15/25	50	52,875

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
Diamondback Energy, Inc.,
Gtd. Notes
4.750%	11/01/24	28	$28,560
Diebold Nixdorf, Inc.,
Gtd. Notes
8.500%	04/15/24	101	109,486
Digital Realty Trust LP,
Gtd. Notes, REIT
3.700%	08/15/27	125	126,173
Discover Bank,
Sr. Unsec’d. Notes
3.450%	07/27/26	250	244,615
Discovery Communications LLC,
Gtd. Notes
2.950%	03/20/23	50	50,132
3.950%	03/20/28	40	39,713
5.000%	09/20/37	135	137,081
DISH DBS Corp.,
Gtd. Notes
5.000%	03/15/23	406	414,881
5.875%	07/15/22	45	47,813
5.875%	11/15/24	2,296	2,406,495
6.750%	06/01/21	605	665,500
7.750%	07/01/26	154	176,818
DJO Finco, Inc./DJO Finance LLC/DJO Finance Corp.,
Sec’d. Notes, 144A
8.125%	06/15/21	350	335,125
Dole Food Co., Inc.,
Sr. Sec’d. Notes, 144A
7.250%	06/15/25	128	138,400
Dollar Tree, Inc.,
Gtd. Notes
5.750%	03/01/23	175	184,625
Dominion Energy Gas Holdings LLC,
Sr. Unsec’d. Notes
4.600%	12/15/44	77	80,618
Dominion Energy, Inc.,
Sr. Unsec’d. Notes
2.850%	08/15/26	383	368,688
3.625%	12/01/24	200	206,844
5.250%	08/01/33	150	171,694
Dow Chemical Co. (The),
Sr. Unsec’d. Notes
3.000%	11/15/22	100	101,847
4.250%	10/01/34	225	232,378
8.850%	09/15/21	90	109,084
Downstream Development Authority of the Quapaw Tribe of Oklahoma,
Sr. Sec’d. Notes, 144A
10.500%	07/01/19	95	93,100
Dr Pepper Snapple Group, Inc.,
Gtd. Notes
2.000%	01/15/20	75	74,727
DTE Energy Co.,
Sr. Unsec’d. Notes
3.850%	12/01/23	46	48,191
Duke Energy Carolinas LLC,
First Ref. Mortgage
6.000%	01/15/38	48	62,866

A819

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
Duke Energy Corp.,
Sr. Unsec’d. Notes
3.150%	08/15/27	180	$178,444
Duke Energy Indiana LLC,
First Mortgage
3.750%	05/15/46	205	204,250
Sr. Unsec’d. Notes
6.120%	10/15/35	50	64,699
Duke Energy Ohio, Inc.,
First Mortgage
3.800%	09/01/23	136	145,135
Duke Energy Progress LLC,
First Mortgage
5.700%	04/01/35	100	122,699
Duke Realty LP,
Gtd. Notes, REIT
3.625%	04/15/23	105	108,241
Duquesne Light Holdings, Inc.,
Sr. Unsec’d. Notes, 144A
3.616%	08/01/27	60	59,585
Dynegy, Inc.,
Gtd. Notes
5.875%	06/01/23	400	398,000
7.375%	11/01/22(a)	140	145,775
7.625%	11/01/24	310	321,238
Gtd. Notes, 144A
8.000%	01/15/25	70	72,450
8.125%	01/30/26	109	112,270
E.I. du Pont de Nemours & Co.,
Sr. Unsec’d. Notes
4.150%	02/15/43	67	67,795
Eaton Corp.,
Gtd. Notes
1.500%	11/02/17	27	26,997
3.103%	09/15/27	55	54,336
4.000%	11/02/32	24	24,846
6.950%	03/20/19	65	69,465
eBay, Inc.,
Sr. Unsec’d. Notes
4.000%	07/15/42	200	178,892
Ecolab, Inc.,
Sr. Unsec’d. Notes
3.250%	01/14/23	200	205,997
Edison International,
Sr. Unsec’d. Notes
2.400%	09/15/22	25	24,805
2.950%	03/15/23	140	141,775
Eldorado Resorts, Inc.,
Gtd. Notes
6.000%	04/01/25	37	38,850
7.000%	08/01/23	21	22,733
Embarq Corp.,
Sr. Unsec’d. Notes
7.995%	06/01/36	957	971,355
EMC Corp.,
Sr. Unsec’d. Notes
2.650%	06/01/20	49	48,503

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
EMI Music Publishing Group North America Holdings, Inc.,
Gtd. Notes, 144A
7.625%	06/15/24	30	$33,375
Endo Dac/Endo Finance LLC/Endo Finco, Inc.,
Gtd. Notes, 144A
6.000%	07/15/23	400	330,000
Endo Finance LLC,
Gtd. Notes, 144A
5.750%	01/15/22	376	329,940
Endo Finance LLC/Endo Finco, Inc.,
Gtd. Notes, 144A
7.250%	01/15/22	34	31,790
Energizer Holdings, Inc.,
Gtd. Notes, 144A
5.500%	06/15/25	525	552,563
Energy Transfer Equity LP,
Sr.Sec’d.Notes
5.500%	06/01/27	110	115,775
5.875%	01/15/24	110	118,113
Energy Transfer LP,
Sr. Unsec’d. Notes
4.750%	01/15/26	225	236,852
4.900%	02/01/24	100	106,065
6.050%	06/01/41	250	270,063
6.625%	10/15/36	140	159,256
Energy Transfer LP/Regency Energy Finance Corp.,
Gtd. Notes
5.500%	04/15/23	155	159,495
EnerSys,
Gtd. Notes, 144A
5.000%	04/30/23	153	159,120
Ensco PLC,
Sr. Unsec’d. Notes
5.200%	03/15/25	61	51,240
5.750%	10/01/44	7	5,023
Entegris, Inc.,
Gtd. Notes, 144A
6.000%	04/01/22	435	454,575
Entergy Gulf States Louisiana LLC,
First Mortgage
5.590%	10/01/24	170	198,442
Entergy Louisiana LLC,
First Mortgage
4.050%	09/01/23	100	106,667
Entergy Mississippi, Inc.,
First Mortgage
2.850%	06/01/28	125	120,625
Enterprise Products Operating LLC,
Gtd. Notes
3.700%	02/15/26	20	20,541
3.750%	02/15/25	350	362,743
3.900%	02/15/24	67	70,243
4.875%	08/16/77	105	105,525
4.900%	05/15/46	195	213,033
5.250%	08/16/77	90	90,788
6.875%	03/01/33	200	252,400
7.550%	04/15/38	185	255,346

A820

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
Envision Healthcare Corp.,
Gtd. Notes
5.625%	07/15/22	75	$78,188
Gtd. Notes, 144A
5.125%	07/01/22	42	43,575
EOG Resources, Inc.,
Sr. Unsec’d. Notes
2.625%	03/15/23	150	148,879
5.100%	01/15/36	100	111,266
EP Energy LLC/Everest Acquisition Finance, Inc.,
Gtd. Notes
7.750%	09/01/22	60	37,950
9.375%	05/01/20	305	253,913
Sec’d. Notes, 144A
8.000%	02/15/25(a)	417	324,739
Sr. Sec’d. Notes, 144A
8.000%	11/29/24(a)	246	248,460
EPR Properties,
Gtd. Notes, REIT
4.500%	04/01/25	200	204,257
4.500%	06/01/27	140	141,749
Equinix, Inc.,
Sr. Unsec’d. Notes, REIT
5.375%	01/01/22	100	104,850
5.375%	04/01/23	250	260,200
5.875%	01/15/26	250	274,688
Equity Commonwealth,
Sr. Unsec’d. Notes, REIT
5.875%	09/15/20	145	154,689
ERAC USA Finance LLC,
Gtd. Notes, 144A
5.625%	03/15/42	22	25,441
7.000%	10/15/37	150	197,302
Sr. Unsec’d. Notes, 144A
4.500%	08/16/21	200	213,482
ERP Operating LP,
Sr. Unsec’d. Notes, REIT
3.000%	04/15/23	100	101,910
4.625%	12/15/21	108	116,879
ESH Hospitality, Inc.,
Gtd. Notes, REIT, 144A
5.250%	05/01/25	291	300,821
EW Scripps Co. (The),
Gtd. Notes, 144A
5.125%	05/15/25	36	36,720
Exela Intermediate LLC/Exela Finance, Inc.,
Sr. Sec’d. Notes, 144A
10.000%	07/15/23	185	181,763
Exelon Corp.,
Jr. Sub. Notes
3.497%	06/01/22	230	236,921
Sr. Unsec’d. Notes
2.450%	04/15/21	30	30,003
3.950%	06/15/25	125	130,573
7.600%	04/01/32	50	67,023
Exelon Generation Co. LLC,
Sr. Unsec’d. Notes
2.950%	01/15/20	320	325,661
3.400%	03/15/22	100	102,427

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
4.000%	10/01/20	120	$125,424
Express Scripts Holding Co.,
Gtd. Notes
3.400%	03/01/27	80	78,867
4.500%	02/25/26	50	53,516
FedEx Corp.,
Gtd. Notes
4.100%	04/15/43	80	79,810
4.100%	02/01/45	65	64,205
Fidelity & Guaranty Life Holdings, Inc.,
Sr. Unsec’d. Notes, 144A
6.375%	04/01/21	71	72,775
Fifth Third Bancorp,
Sub. Notes
8.250%	03/01/38	100	152,038
Fifth Third Bank,
Sr. Unsec’d. Notes
2.375%	04/25/19	200	201,656
First Data Corp.,
Gtd. Notes, 144A
7.000%	12/01/23	74	79,017
Sec’d. Notes, 144A
5.750%	01/15/24	1,076	1,125,765
Sr. Sec’d. Notes, 144A
5.375%	08/15/23	725	758,350
FirstCash, Inc.,
Gtd. Notes, 144A
5.375%	06/01/24	29	30,233
FirstEnergy Corp.,
Sr. Unsec’d. Notes
3.900%	07/15/27	70	71,088
4.850%	07/15/47	30	31,483
Flex Acquisition Co., Inc.,
Sr. Unsec’d. Notes, 144A
6.875%	01/15/25	30	31,144
Florida Power & Light Co.,
First Mortgage
5.625%	04/01/34	100	124,758
Ford Motor Co.,
Sr. Unsec’d. Notes
4.750%	01/15/43	30	29,412
5.291%	12/08/46	180	187,813
7.450%	07/16/31	350	453,284
7.500%	08/01/26	100	122,816
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
2.021%	05/03/19	200	199,882
3.339%	03/28/22	200	203,237
3.810%	01/09/24	1,000	1,019,858
Sr. Unsec’d. Notes, GMTN
4.389%	01/08/26	200	208,028
Freeport-McMoRan, Inc.,
Gtd. Notes
3.550%	03/01/22(a)	150	147,704
3.875%	03/15/23(a)	400	394,000
4.000%	11/14/21(a)	470	472,350
4.550%	11/14/24(a)	340	340,340
5.400%	11/14/34	8	7,640

A821

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
Frontier Communications Corp.,
Sr. Unsec’d. Notes
6.250%	09/15/21	121	$99,486
8.500%	04/15/20	103	99,910
9.250%	07/01/21(a)	136	119,383
10.500%	09/15/22	80	69,400
11.000%	09/15/25	1,161	983,948
Gartner, Inc.,
Gtd. Notes, 144A
5.125%	04/01/25	79	83,345
Gates Global LLC/Gates Global Co.,
Gtd. Notes, 144A
6.000%	07/15/22	245	251,738
GCI, Inc.,
Sr. Unsec’d. Notes
6.750%	06/01/21	370	379,250
GCP Applied Technologies, Inc.,
Gtd. Notes, 144A
9.500%	02/01/23	254	287,020
GE Capital International Funding Co. Unlimited Co.,
Gtd. Notes
2.342%	11/15/20	1,000	1,010,527
4.418%	11/15/35	1,442	1,568,028
General Cable Corp.,
Gtd. Notes
5.750%	10/01/22	450	451,980
General Dynamics Corp.,
Gtd. Notes
2.625%	11/15/27	155	150,002
General Electric Co.,
Jr. Sub. Notes
5.000%	12/29/49	175	185,098
Sr. Unsec’d. Notes
2.700%	10/09/22	40	40,722
Sr. Unsec’d. Notes, GMTN
3.150%	09/07/22	101	104,900
3.450%	05/15/24	45	47,148
5.500%	01/08/20	145	156,461
6.000%	08/07/19	100	107,696
Sr. Unsec’d. Notes, MTN
4.650%	10/17/21	72	78,845
5.875%	01/14/38	200	261,719
General Mills, Inc.,
Sr. Unsec’d. Notes
3.150%	12/15/21	170	174,415
General Motors Co.,
Sr. Unsec’d. Notes
5.000%	04/01/35	280	285,760
6.600%	04/01/36	760	902,810
6.750%	04/01/46	150	180,690
General Motors Financial Co., Inc.,
Gtd. Notes
3.250%	05/15/18	90	90,806
3.950%	04/13/24	145	148,510
4.300%	07/13/25	200	206,497
4.350%	01/17/27	700	719,319
Genesis Energy LP/Genesis Energy Finance Corp.,
Gtd. Notes
5.625%	06/15/24	134	129,980

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
6.000%	05/15/23	37	$36,723
Genesys Telecommunications Laboratories, Inc./Greeneden Lux 3 Sarl/Greeneden US Holdings LLC,
Gtd. Notes, 144A
10.000%	11/30/24	222	250,860
GenOn Energy, Inc.,
Sr. Unsec’d. Notes
9.500%(dd)	10/15/18	10	7,325
9.875%(dd)	10/15/20	363	264,083
GEO Group, Inc. (The),
Gtd. Notes, REIT
5.875%	01/15/22(a)	585	606,206
Gilead Sciences, Inc.,
Sr. Unsec’d. Notes
3.250%	09/01/22	200	206,571
4.000%	09/01/36	400	412,030
4.150%	03/01/47	10	10,244
4.600%	09/01/35	225	248,414
Global Partners LP/GLP Finance Corp.,
Gtd. Notes
6.250%	07/15/22	75	75,938
7.000%	06/15/23	80	80,400
GLP Capital LP/GLP Financing II, Inc.,
Gtd. Notes
5.375%	04/15/26	155	169,144
Golden Nugget, Inc.,
Sr. Unsec’d. Notes, 144A
8.500%	12/01/21	55	57,926
Goldman Sachs Group, Inc. (The),
Jr. Sub. Notes
5.300%	12/31/49	20	21,475
5.375%	12/31/49	200	207,220
Sr. Unsec’d. Notes
2.908%	06/05/23	1,595	1,596,265
3.272%	09/29/25	700	700,912
3.500%	01/23/25	1,200	1,217,460
3.625%	01/22/23	125	129,514
3.750%	05/22/25	350	359,848
3.750%	02/25/26	250	255,932
3.850%	01/26/27	75	76,625
5.750%	01/24/22	200	224,160
6.125%	02/15/33	200	251,169
Sr. Unsec’d. Notes, GMTN
5.375%	03/15/20	256	275,013
7.500%	02/15/19	500	537,004
Sr. Unsec’d. Notes, MTN
2.905%	07/24/23	375	375,270
Sub. Notes
4.250%	10/21/25	250	260,636
5.150%	05/22/45	165	188,888
Goodman Networks, Inc.,
Sr.Sec’d.Notes
8.000%	05/11/22	25	20,686
Goodyear Tire & Rubber Co. (The),
Gtd. Notes
4.875%	03/15/27	267	274,871
5.000%	05/31/26	300	312,750
5.125%	11/15/23	480	502,200

A822

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
Government Properties Income Trust,
Sr. Unsec’d. Notes, REIT
3.750%	08/15/19	347	$351,927
4.000%	07/15/22	833	840,106
Graphic Packaging International, Inc.,
Gtd. Notes
4.750%	04/15/21	30	31,734
Gray Television, Inc.,
Gtd. Notes, 144A
5.125%	10/15/24	25	25,125
5.875%	07/15/26	200	206,000
Great Lakes Dredge & Dock Corp.,
Gtd. Notes
8.000%	05/15/22	160	166,000
Group 1 Automotive, Inc.,
Gtd. Notes, 144A
5.250%	12/15/23	60	60,750
GTT Communications, Inc.,
Gtd. Notes, 144A
7.875%	12/31/24	18	19,125
Gulf Power Co.,
Sr. Unsec’d. Notes
3.300%	05/30/27	225	227,784
Gulf South Pipeline Co. LP,
Sr. Unsec’d. Notes
4.000%	06/15/22	150	154,503
Gulfport Energy Corp.,
Gtd. Notes
6.000%	10/15/24	83	83,623
6.375%	05/15/25	28	28,350
H&E Equipment Services, Inc.,
Gtd. Notes, 144A
5.625%	09/01/25	54	56,970
Halcon Resources Corp.,
Gtd. Notes, 144A
6.750%	02/15/25	350	362,250
Halliburton Co.,
Sr. Unsec’d. Notes
3.500%	08/01/23	100	103,104
3.800%	11/15/25	37	37,992
8.750%	02/15/21	100	119,806
Sr. Unsec’d. Notes, MTN
6.750%	02/01/27	100	116,161
Hardwoods Acquisition, Inc.,
Sr. Sec’d. Notes, 144A
7.500%	08/01/21	167	154,475
Harland Clarke Holdings Corp.,
Sr. Sec’d. Notes, 144A
6.875%	03/01/20	30	30,900
8.375%	08/15/22	42	44,940
Harris Corp.,
Sr. Unsec’d. Notes
2.700%	04/27/20	320	323,359
3.832%	04/27/25	170	176,325
4.854%	04/27/35	225	247,882
HCA, Inc.,
Gtd. Notes
5.375%	02/01/25	2,372	2,499,495
5.875%	05/01/23	100	108,750

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
5.875%	02/15/26	800	$859,000
Sr.Sec’d.Notes
4.500%	02/15/27	50	51,125
5.000%	03/15/24	548	583,620
5.250%	04/15/25	203	219,494
5.250%	06/15/26	375	404,063
5.500%	06/15/47	170	176,163
HCP, Inc.,
Sr. Unsec’d. Notes, REIT
3.150%	08/01/22	75	75,896
3.875%	08/15/24	445	456,803
4.000%	06/01/25	178	183,605
HD Supply, Inc.,
Gtd. Notes, 144A
5.750%	04/15/24	374	400,180
HealthSouth Corp.,
Gtd. Notes
5.750%	11/01/24	300	307,875
5.750%	09/15/25	300	312,090
Hecla Mining Co.,
Gtd. Notes
6.875%	05/01/21	142	147,332
Herc Rentals, Inc.,
Sec’d. Notes, 144A
7.500%	06/01/22	174	188,138
7.750%	06/01/24(a)	448	486,080
Hertz Corp. (The),
Gtd. Notes
6.250%	10/15/22	55	52,250
7.375%	01/15/21(a)	380	381,425
Gtd. Notes, 144A
5.500%	10/15/24(a)	415	373,500
Sec’d. Notes, 144A
7.625%	06/01/22	380	391,875
Hess Corp.,
Sr. Unsec’d. Notes
5.800%	04/01/47	145	149,018
6.000%	01/15/40	100	103,532
7.125%	03/15/33	80	93,197
7.300%	08/15/31	50	58,502
Hexion, Inc.,
Sr.Sec’d.Notes
6.625%	04/15/20	707	632,765
Hilcorp Energy I LP/Hilcorp Finance Co.,
Sr. Unsec’d. Notes, 144A
5.000%	12/01/24	129	126,420
Hillman Group, Inc. (The),
Gtd. Notes, 144A
6.375%	07/15/22	50	49,750
Hill-Rom Holdings, Inc.,
Gtd. Notes, 144A
5.750%	09/01/23	579	610,845
Hilton Domestic Operating Co., Inc.,
Gtd. Notes
4.250%	09/01/24	105	107,100
Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc.,
Gtd. Notes, 144A
6.125%	12/01/24	45	49,343

A823

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp.,
Gtd. Notes
4.625%	04/01/25	63	$64,890
4.875%	04/01/27	31	32,550
Historic TW, Inc.,
Gtd. Notes
6.625%	05/15/29	38	47,400
Holly Energy Partners LP/Holly Energy Finance Corp.,
Gtd. Notes, 144A
6.000%	08/01/24	81	84,949
Home Depot, Inc. (The),
Sr. Unsec’d. Notes
2.625%	06/01/22	150	152,384
2.800%	09/14/27	120	117,699
3.500%	09/15/56	110	101,435
3.750%	02/15/24	110	116,457
Host Hotels & Resorts LP,
Sr. Unsec’d. Notes, REIT
3.875%	04/01/24	150	153,305
HP, Inc.,
Sr. Unsec’d. Notes
3.750%	12/01/20	17	17,676
4.375%	09/15/21	91	96,660
4.650%	12/09/21	150	161,632
6.000%	09/15/41	95	101,441
HRG Group, Inc.,
Sr. Unsec’d. Notes
7.750%	01/15/22	220	229,625
HSBC USA, Inc.,
Sr. Unsec’d. Notes
1.625%	01/16/18	500	500,187
Hughes Satellite Systems Corp.,
Gtd. Notes
6.625%	08/01/26	55	58,850
Sr. Sec’d. Notes
5.250%	08/01/26	349	362,960
Huntington National Bank (The),
Sr. Unsec’d. Notes
2.200%	11/06/18	250	250,795
Huntsman International LLC,
Gtd. Notes
5.125%	11/15/22	789	848,175
IASIS Healthcare LLC/IASIS Capital Corp.,
Gtd. Notes
8.375%	05/15/19	285	286,104
Icahn Enterprises LP/Icahn Enterprises Finance Corp.,
Gtd. Notes
5.875%	02/01/22	50	51,500
6.000%	08/01/20	110	113,515
6.250%	02/01/22	34	35,445
6.750%	02/01/24	34	35,870
iHeartCommunications, Inc.,
Sr. Sec’d. Notes
9.000%	12/15/19	303	228,765
IHS Markit Ltd.,
Gtd. Notes, 144A
4.750%	02/15/25	64	68,480
5.000%	11/01/22	85	91,588

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
ILFC E-Capital Trust I,
Ltd. Gtd. Notes, 144A
4.360%(cc)	12/21/65	215	$204,250
ILFC E-Capital Trust II,
Ltd. Gtd. Notes, 144A
4.610%(cc)	12/21/65	275	261,938
Indiana Michigan Power Co.,
Sr. Unsec’d. Notes
3.200%	03/15/23	50	51,161
3.750%	07/01/47	100	98,310
Infor Software Parent LLC/Infor Software Parent, Inc.,
Gtd. Notes, Cash coupon 7.125% or PIK 7.875%, 144A
7.125%	05/01/21	183	186,257
Infor US, Inc.,
Gtd. Notes
6.500%	05/15/22	1,243	1,288,829
Sr. Sec’d. Notes, 144A
5.750%	08/15/20	34	34,978
Informatica LLC,
Sr. Unsec’d. Notes, 144A
7.125%	07/15/23	335	336,675
Ingersoll-Rand Global Holding Co. Ltd.,
Gtd. Notes
2.875%	01/15/19	92	93,049
Intel Corp.,
Sr. Unsec’d. Notes
2.875%	05/11/24	521	527,373
3.150%	05/11/27	75	76,158
4.000%	12/15/32	201	220,304
Intercontinental Exchange, Inc.,
Gtd. Notes
4.000%	10/15/23	318	341,218
International Business Machines Corp.,
Sr. Unsec’d. Notes
3.625%	02/12/24	100	104,930
International Game Technology PLC,
Sr. Sec’d. Notes, 144A
6.500%	02/15/25	550	618,063
International Lease Finance Corp.,
Sr. Unsec’d. Notes
5.875%	08/15/22	425	475,884
8.625%	01/15/22	230	281,875
International Paper Co.,
Sr. Unsec’d. Notes
8.700%	06/15/38	100	149,316
Interval Acquisition Corp.,
Gtd. Notes
5.625%	04/15/23	320	329,600
Invesco Finance PLC,
Gtd. Notes
4.000%	01/30/24	373	395,878
Iron Mountain, Inc.,
Gtd. Notes, REIT
5.750%	08/15/24(a)	272	280,500
6.000%	08/15/23	225	238,219
Gtd. Notes, REIT, 144A
4.875%	09/15/27	59	59,885

A824

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
ITC Holdings Corp.,
Sr. Unsec’d. Notes
3.650%	06/15/24		170	$174,912
j2 Cloud Services LLC/j2 Global Co.-Obligor, Inc.,
Gtd. Notes, 144A
6.000%	07/15/25		43	44,989
Jack Ohio Finance LLC/Jack Ohio Finance 1 Corp.,
Sr. Sec’d. Notes, 144A
6.750%	11/15/21		525	550,594
JB Hunt Transport Services, Inc.,
Gtd. Notes
3.300%	08/15/22		195	199,849
3.850%	03/15/24		120	123,762
JC Penney Corp., Inc.,
Sr. Sec’d. Notes, 144A
5.875%	07/01/23		55	55,550
Jefferies Group LLC,
Sr. Unsec’d. Notes
6.875%	04/15/21		150	169,510
Jersey Central Power & Light Co.,
Sr. Unsec’d. Notes
6.150%	06/01/37		100	118,263
Sr. Unsec’d. Notes, 144A
4.300%	01/15/26		160	167,453
Johnson & Johnson,
Sr. Unsec’d. Notes
3.550%	03/01/36		90	92,611
3.625%	03/03/37		80	83,132
Johnson Controls International PLC,
Sr. Unsec’d. Notes
3.750%	12/01/21		100	104,252
5.000%	03/30/20		100	106,492
5.700%	03/01/41		128	148,366
Kaiser Aluminum Corp.,
Gtd. Notes
5.875%	05/15/24		46	49,220
Kansas City Power & Light Co.,
Sr. Unsec’d. Notes
3.150%	03/15/23		50	50,795
5.300%	10/01/41		175	204,905
Kerr-McGee Corp.,
Gtd. Notes
7.875%	09/15/31		60	76,283
KeyCorp,
Sr. Unsec’d. Notes, MTN
5.100%	03/24/21		276	300,800
KeySpan Gas East Corp.,
Unsec’d. Notes, 144A
2.742%	08/15/26		90	87,380
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC,
Gtd. Notes, 144A
4.750%	06/01/27		47	48,410
Kinder Morgan, Inc.,
Gtd. Notes
5.300%	12/01/34		80	83,522
Kindred Healthcare, Inc.,
Gtd. Notes
8.750%	01/15/23	(a)	450	419,580

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
Kinetic Concepts, Inc./KCI USA, Inc.,
Sr. Sec’d. Notes, 144A
7.875%	02/15/21	345	$361,819
KLX, Inc.,
Gtd. Notes, 144A
5.875%	12/01/22	370	387,649
Koppers, Inc.,
Gtd. Notes, 144A
6.000%	02/15/25	53	56,975
Kraft Heinz Foods Co.,
Gtd. Notes
4.375%	06/01/46	200	197,487
5.000%	07/15/35	300	326,833
5.000%	06/04/42	305	324,956
6.125%	08/23/18	100	103,851
6.500%	02/09/40	100	125,242
Kratos Defense & Security Solutions, Inc.,
Sr. Sec’d. Notes
7.000%	05/15/19	194	198,608
Kroger Co. (The),
Gtd. Notes
6.900%	04/15/38	350	437,127
7.700%	06/01/29	150	196,153
Sr. Unsec’d. Notes
2.650%	10/15/26	140	128,040
3.700%	08/01/27	105	103,632
3.875%	10/15/46	75	65,248
L Brands, Inc.,
Gtd. Notes
6.750%	07/01/36	220	212,806
L3 Technologies, Inc.,
Gtd. Notes
3.850%	12/15/26	85	88,190
Laboratory Corp. of America Holdings,
Sr. Unsec’d. Notes
2.500%	11/01/18	105	105,457
3.250%	09/01/24	50	50,146
3.600%	09/01/27	55	55,318
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.,
Gtd. Notes, 144A
5.250%	10/01/25	37	36,653
Sr. Unsec’d. Notes, 144A
5.250%	03/15/22	71	72,420
Lamar Media Corp.,
Gtd. Notes
5.000%	05/01/23	118	122,278
5.375%	01/15/24	13	13,683
Landry’s, Inc.,
Sr. Unsec’d. Notes, 144A
6.750%	10/15/24	291	294,274
Laredo Petroleum, Inc.,
Gtd. Notes
5.625%	01/15/22	10	10,075
7.375%	05/01/22	285	294,975
Level 3 Financing, Inc.,
Gtd. Notes
5.250%	03/15/26	67	68,654
5.375%	01/15/24	378	386,978
5.375%	05/01/25	807	829,697

A825

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
5.625%	02/01/23	65	$67,027
Levi Strauss & Co.,
Sr. Unsec’d. Notes
5.000%	05/01/25	100	105,375
Liberty Mutual Group, Inc.,
Gtd. Notes, 144A
4.950%	05/01/22	75	81,899
7.800%	03/07/87	76	95,950
Liberty Mutual Insurance Co.,
Sub. Notes, 144A
8.500%	05/15/25	300	389,532
Liberty Property LP,
Sr. Unsec’d. Notes, REIT
4.750%	10/01/20	32	33,956
LifePoint Health, Inc.,
Gtd. Notes
5.500%	12/01/21	90	92,981
LIN Television Corp.,
Gtd. Notes
5.875%	11/15/22	71	74,018
Lincoln National Corp.,
Sr. Unsec’d. Notes
4.200%	03/15/22	135	142,741
6.150%	04/07/36	7	8,467
6.250%	02/15/20	100	109,141
Live Nation Entertainment, Inc.,
Gtd. Notes, 144A
4.875%	11/01/24	180	186,300
LKQ Corp.,
Gtd. Notes
4.750%	05/15/23	105	108,424
Lockheed Martin Corp.,
Sr. Unsec’d. Notes
3.350%	09/15/21	135	140,350
3.550%	01/15/26	215	221,911
3.800%	03/01/45	180	175,624
4.070%	12/15/42	108	109,785
Sr. Unsec’d. Notes, 144A
4.090%	09/15/52	267	266,997
Lowe’s Cos., Inc.,
Sr. Unsec’d. Notes
3.100%	05/03/27	295	293,334
LPL Holdings, Inc.,
Gtd. Notes, 144A
5.750%	09/15/25	117	121,294
LSB Industries, Inc.,
Sr. Sec’d. Notes
8.500%	08/01/19	362	354,760
LTF Merger Sub, Inc.,
Gtd. Notes, 144A
8.500%	06/15/23	335	355,938
Macy’s Retail Holdings, Inc.,
Gtd. Notes
4.300%	02/15/43	85	68,549
Magellan Midstream Partners LP,
Sr. Unsec’d. Notes
4.250%	02/01/21	200	210,997
6.400%	07/15/18	300	310,354

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
Mallinckrodt International Finance SA,
Gtd. Notes
3.500%	04/15/18		14	$14,000
4.750%	04/15/23		30	25,575
Mallinckrodt International Finance SA/Mallinckrodt CB LLC,
Gtd. Notes, 144A
5.500%	04/15/25		70	63,175
5.625%	10/15/23	(a)	497	464,074
5.750%	08/01/22		82	80,155
Marathon Oil Corp.,
Sr. Unsec’d. Notes
6.800%	03/15/32		80	91,505
Marathon Petroleum Corp.,
Sr. Unsec’d. Notes
4.750%	09/15/44		85	84,559
Marsh & McLennan Cos., Inc.,
Sr. Unsec’d. Notes
3.500%	06/03/24		100	103,351
Martin Marietta Materials, Inc.,
Sr. Unsec’d. Notes
3.450%	06/01/27	(a)	360	357,473
Martin Midstream Partners LP/Martin Midstream Finance Corp.,
Gtd. Notes
7.250%	02/15/21		100	102,250
Masco Corp.,
Sr. Unsec’d. Notes
3.500%	04/01/21		150	154,031
3.500%	11/15/27		35	34,670
4.500%	05/15/47		25	25,069
MassMutual Global Funding II,
Sec’d. Notes, 144A
2.000%	04/15/21		200	197,977
Sr. Sec’d. Notes, 144A
2.500%	10/17/22		184	184,263
MasTec, Inc.,
Gtd. Notes
4.875%	03/15/23		161	164,623
Match Group, Inc.,
Sr. Unsec’d. Notes
6.375%	06/01/24		25	27,219
McCormick & Co., Inc.,
Sr. Unsec’d. Notes
2.700%	08/15/22		40	40,189
3.150%	08/15/24		100	100,887
McDonald’s Corp.,
Sr. Unsec’d. Notes, MTN
4.600%	05/26/45		75	81,885
4.700%	12/09/35		110	121,265
Medco Health Solutions, Inc.,
Gtd. Notes
4.125%	09/15/20		330	346,446
Mediacom Broadband LLC/Mediacom Broadband Corp.,
Sr. Unsec’d. Notes
6.375%	04/01/23		77	80,080
Medtronic, Inc.,
Gtd. Notes
4.375%	03/15/35		315	346,750

A826

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
Merck & Co., Inc.,
Sr. Unsec’d. Notes
2.800%	05/18/23	125	$128,306
MetLife, Inc.,
Jr. Sub. Notes
6.400%	12/15/66	140	161,350
Sr. Unsec’d. Notes
4.125%	08/13/42	225	231,743
Metropolitan Life Global Funding I,
Sr. Sec’d. Notes, 144A
3.875%	04/11/22	560	594,797
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc.,
Gtd. Notes, REIT
5.625%	05/01/24	245	265,477
MGM Resorts International,
Gtd. Notes
4.625%	09/01/26	66	66,825
6.000%	03/15/23	1,750	1,929,375
7.750%	03/15/22	45	52,538
Micron Technology, Inc.,
Sr. Sec’d. Notes
7.500%	09/15/23	195	216,694
Sr. Unsec’d. Notes, 144A
5.250%	08/01/23	277	288,911
5.250%	01/15/24	375	394,688
Microsemi Corp.,
Gtd. Notes, 144A
9.125%	04/15/23	314	359,138
Microsoft Corp.,
Sr. Unsec’d. Notes
2.375%	02/12/22	85	85,773
2.400%	08/08/26	265	256,138
2.875%	02/06/24	58	59,271
3.500%	02/12/35	155	157,772
3.700%	08/08/46	100	100,844
4.100%	02/06/37	225	243,836
4.200%	11/03/35	300	333,524
MMC Energy, Inc., Escrow Shares,
First Lien^(d)
8.875%	10/15/99	60	—
Molina Healthcare, Inc.,
Gtd. Notes, 144A
4.875%	06/15/25	60	59,100
Mondelez International Holdings Netherlands BV,
Gtd. Notes, 144A
2.000%	10/28/21	350	343,669
Monongahela Power Co.,
First Mortgage, 144A
4.100%	04/15/24	100	106,526
Morgan Stanley,
Jr. Sub. Notes
5.450%	07/29/49	170	175,313
Sr. Unsec’d. Notes
4.375%	01/22/47	200	212,759
Sr. Unsec’d. Notes, 3 Month LIBOR + 1.180%
2.487%(c)	01/20/22	280	283,939
Sr. Unsec’d. Notes, GMTN
3.875%	01/27/26	95	98,628
4.000%	07/23/25	500	527,132

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
5.500%	01/26/20		250	$268,477
5.500%	07/28/21		450	499,155
7.300%	05/13/19		600	649,491
Sr. Unsec’d. Notes, MTN
3.591%	07/22/28		1,940	1,947,228
3.971%	07/22/38		110	110,628
Sub. Notes, MTN
4.100%	05/22/23		260	271,864
5.000%	11/24/25		350	383,591
Mosaic Co. (The),
Sr. Unsec’d. Notes
4.250%	11/15/23		50	51,923
5.450%	11/15/33	(a)	500	516,779
MPH Acquisition Holdings LLC,
Gtd. Notes, 144A
7.125%	06/01/24		397	426,775
MPLX LP,
Sr. Unsec’d. Notes
4.000%	02/15/25		100	101,691
4.125%	03/01/27		150	152,727
4.875%	12/01/24		170	183,186
5.500%	02/15/23		200	205,800
MSCI, Inc.,
Gtd. Notes, 144A
5.250%	11/15/24		79	84,135
Mylan NV,
Gtd. Notes
3.950%	06/15/26		145	147,625
Mylan, Inc.,
Gtd. Notes
2.600%	06/24/18		290	291,434
Gtd. Notes, 144A
3.125%	01/15/23		280	279,758
Nabors Industries, Inc.,
Gtd. Notes
4.625%	09/15/21		385	377,685
5.000%	09/15/20		50	51,000
5.100%	09/15/23		9	8,636
5.500%	01/15/23	(a)	298	292,040
National City Corp.,
Sub. Notes
6.875%	05/15/19		125	134,513
National Retail Properties, Inc.,
Sr. Unsec’d. Notes, REIT
3.500%	10/15/27		300	293,633
National Rural Utilities Cooperative Finance Corp.,
Collateral Trust
2.700%	02/15/23		215	214,840
Nationstar Mortgage LLC/Nationstar Capital Corp.,
Gtd. Notes
6.500%	07/01/21		140	142,800
7.875%	10/01/20		104	106,340
Nationwide Mutual Insurance Co.,
Sub. Notes, 144A
8.250%	12/01/31		150	214,391
9.375%	08/15/39		250	414,758
Navistar International Corp.,
Gtd. Notes
8.250%	11/01/21		284	285,065

A827

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
NBCUniversal Media LLC,
Gtd. Notes
4.375%	04/01/21	100	$107,616
6.400%	04/30/40	103	138,880
NCI Building Systems, Inc.,
Gtd. Notes, 144A
8.250%	01/15/23	75	80,438
Neiman Marcus Group Ltd. LLC,
Gtd. Notes, 144A
8.000%	10/15/21	350	182,000
Gtd. Notes, Cash coupon 8.750% or PIK 9.500%, 144A
8.750%	10/15/21	220	103,400
Netflix, Inc.,
Sr. Unsec’d. Notes
5.750%	03/01/24	25	27,250
5.875%	02/15/25	50	54,688
Sr. Unsec’d. Notes, 144A
4.375%	11/15/26	50	50,172
Nevada Power Co.,
General Ref. Mortgage
5.375%	09/15/40	225	265,828
6.650%	04/01/36	200	270,574
7.125%	03/15/19	100	107,397
New Albertson’s, Inc.,
Sr. Unsec’d. Notes
7.450%	08/01/29	34	26,349
8.000%	05/01/31	170	135,999
8.700%	05/01/30	78	64,349
Sr. Unsec’d. Notes, MTN
6.625%	06/01/28	30	23,099
New Home Co., Inc. (The),
Gtd. Notes
7.250%	04/01/22	119	122,868
New York Life Global Funding,
Sr. Sec’d. Notes, MTN, 144A
2.000%	04/13/21	150	148,981
New York Life Insurance Co.,
Sub. Notes, 144A
5.875%	05/15/33	170	214,616
New York State Electric & Gas Corp.,
Sr. Unsec’d. Notes, 144A
3.250%	12/01/26	150	151,453
Newfield Exploration Co.,
Sr. Unsec’d. Notes
5.625%	07/01/24	50	53,625
5.750%	01/30/22	106	113,155
Nexstar Broadcasting, Inc.,
Gtd. Notes, 144A
5.625%	08/01/24	50	51,750
6.125%	02/15/22	45	46,913
NextEra Energy Capital Holdings, Inc.,
Gtd. Notes
3.625%	06/15/23	150	155,372
NextEra Energy Operating Partners LP,
Gtd. Notes, 144A
4.250%	09/15/24	71	72,509
4.500%	09/15/27	48	48,900

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
NGL Energy Partners LP/NGL Energy Finance Corp.,
Gtd. Notes
6.125%	03/01/25	93	$86,490
NGPL PipeCo LLC,
Sr. Unsec’d. Notes, 144A
4.875%	08/15/27	55	57,632
Nielsen Co. Luxembourg SARL (The),
Gtd. Notes, 144A
5.000%	02/01/25	75	78,094
Nielsen Finance LLC/Nielsen Finance Co.,
Gtd. Notes, 144A
5.000%	04/15/22	530	549,213
NiSource Finance Corp.,
Gtd. Notes
3.950%	03/30/48	45	44,351
5.650%	02/01/45	184	223,232
6.250%	12/15/40	135	167,572
Nissan Motor Acceptance Corp.,
Sr. Unsec’d. Notes, MTN, 144A
1.800%	03/15/18	267	267,423
2.600%	09/28/22	145	145,131
Noble Energy, Inc.,
Sr. Unsec’d. Notes
5.050%	11/15/44	75	77,408
5.625%	05/01/21	59	60,770
Nordstrom, Inc.,
Sr. Unsec’d. Notes
4.000%	10/15/21	100	102,471
Norfolk Southern Corp.,
Sr. Unsec’d. Notes
2.900%	06/15/26	125	123,898
3.150%	06/01/27	125	124,883
6.000%	03/15/2105	59	71,990
Sr. Unsec’d. Notes, 144A
4.050%	08/15/52	54	52,890
Northern Trust Corp.,
Sub. Notes
3.375%	05/08/32	355	355,130
Northrop Grumman Corp.,
Sr. Unsec’d. Notes
3.850%	04/15/45	125	121,688
Northrop Grumman Systems Corp.,
Gtd. Notes
7.750%	02/15/31	175	246,740
Northwest Airlines 2007-1 Class A Pass-Through Trust,
Pass-Through Certificates
7.027%	05/01/21	177	193,445
Novelis Corp.,
Gtd. Notes, 144A
5.875%	09/30/26	230	233,450
6.250%	08/15/24	325	338,878
NRG Energy, Inc.,
Gtd. Notes
6.250%	07/15/22	150	157,500
6.250%	05/01/24	250	260,000
6.625%	01/15/27	135	141,413
7.875%	05/15/21	36	37,035

A828

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
NRG Yield Operating LLC,
Gtd. Notes
5.000%	09/15/26		35	$36,400
5.375%	08/15/24		17	17,850
Nuance Communications, Inc.,
Gtd. Notes, 144A
5.375%	08/15/20		60	61,020
Nucor Corp.,
Sr. Unsec’d. Notes
4.000%	08/01/23		90	95,448
5.200%	08/01/43		46	53,531
5.850%	06/01/18		50	51,310
6.400%	12/01/37		80	103,717
Oasis Petroleum, Inc.,
Gtd. Notes
6.500%	11/01/21		207	211,140
6.875%	03/15/22	(a)	135	137,363
6.875%	01/15/23	(a)	435	441,525
Occidental Petroleum Corp.,
Sr. Unsec’d. Notes
2.700%	02/15/23		200	201,469
Ohio Power Co.,
Sr. Unsec’d. Notes
5.375%	10/01/21		140	155,797
6.600%	03/01/33		75	96,080
Olin Corp.,
Sr. Unsec’d. Notes
5.125%	09/15/27		103	107,635
ONEOK Partners LP,
Gtd. Notes
4.900%	03/15/25		565	604,248
6.125%	02/01/41		120	138,168
6.650%	10/01/36		50	60,425
Oracle Corp.,
Sr. Unsec’d. Notes
2.650%	07/15/26		140	137,518
3.900%	05/15/35		600	629,237
4.000%	07/15/46		275	284,545
4.300%	07/08/34		753	822,850
O’Reilly Automotive, Inc.,
Gtd. Notes
3.550%	03/15/26		80	80,186
Oshkosh Corp.,
Gtd. Notes
5.375%	03/01/25	(a)	199	210,940
Outfront Media Capital LLC/Outfront Media Capital Corp.,
Gtd. Notes
5.625%	02/15/24		184	191,820
5.875%	03/15/25		46	48,185
Owens Corning,
Gtd. Notes
4.300%	07/15/47		115	109,698
Owens-Brockway Glass Container, Inc.,
Gtd. Notes, 144A
5.000%	01/15/22		50	52,938
5.375%	01/15/25		100	107,375
Pacific Gas & Electric Co.,
Sr. Unsec’d. Notes
2.950%	03/01/26		305	303,480

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
4.600%	06/15/43		50	$55,975
6.050%	03/01/34		260	338,606
Pacific Life Insurance Co.,
Sub. Notes, 144A
9.250%	06/15/39		100	164,242
Parker Drilling Co.,
Gtd. Notes
6.750%	07/15/22		87	69,383
Party City Holdings, Inc.,
Gtd. Notes, 144A
6.125%	08/15/23		110	114,400
PBF Holding Co. LLC/PBF Finance Corp.,
Gtd. Notes
7.000%	11/15/23		100	102,875
Gtd. Notes, 144A
7.250%	06/15/25		140	143,150
PBF Logistics LP/PBF Logistics Finance Corp.,
Gtd. Notes
6.875%	05/15/23		48	49,320
Peabody Energy Corp.,
Sr. Sec’d. Notes, 144A
6.000%	03/31/22		48	49,560
PECO Energy Co.,
First Mortgage
2.375%	09/15/22		150	149,921
Penn VA Corp. Escrow,
Gtd. Notes^(d)
8.500%	12/31/99		48	720
Pennsylvania Electric Co.,
Sr. Unsec’d. Notes, 144A
3.250%	03/15/28		85	83,924
Penske Automotive Group, Inc.,
Gtd. Notes
5.500%	05/15/26		76	78,565
Penske Truck Leasing Co. LP/PTL Finance Corp.,
Sr. Unsec’d. Notes, 144A
2.875%	07/17/18		40	40,373
4.200%	04/01/27		305	319,881
Pepco Holdings LLC,
Sr. Unsec’d. Notes
7.450%	08/15/32		100	133,407
PepsiCo, Inc.,
Sr. Unsec’d. Notes
3.450%	10/06/46		230	218,223
PetSmart, Inc.,
Gtd. Notes, 144A
7.125%	03/15/23	(a)	635	495,173
8.875%	06/01/25		240	190,920
Sr. Sec’d. Notes, 144A
5.875%	06/01/25		38	33,155
Philip Morris International, Inc.,
Sr. Unsec’d. Notes
2.125%	05/10/23	(a)	415	404,198
2.375%	08/17/22		400	398,121
Phillips 66,
Gtd. Notes
4.875%	11/15/44		100	108,500

A829

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
Phillips 66 Partners LP,
Sr. Unsec’d. Notes
4.900%	10/01/46	45	$45,039
Piedmont Natural Gas Co., Inc.,
Sr. Unsec’d. Notes
3.640%	11/01/46	90	85,661
Pilgrim’s Pride Corp.,
Gtd. Notes, 144A
5.750%	03/15/25	120	123,900
Sr. Unsec’d. Notes, 144A
5.875%	09/30/27	65	66,381
Plains All American Pipeline LP/PAA Finance Corp.,
Sr. Unsec’d. Notes
3.600%	11/01/24	150	146,535
5.750%	01/15/20	415	440,781
6.700%	05/15/36	85	92,875
Plantronics, Inc.,
Gtd. Notes, 144A
5.500%	05/31/23	170	176,375
PNC Bank NA,
Sub. Notes
2.700%	11/01/22	765	770,641
PolyOne Corp.,
Sr. Unsec’d. Notes
5.250%	03/15/23	159	168,540
Post Holdings, Inc.,
Gtd. Notes, 144A
5.000%	08/15/26	265	264,338
5.750%	03/01/27	209	215,270
Potomac Electric Power Co.,
First Mortgage
7.900%	12/15/38	75	113,282
PPL Capital Funding, Inc.,
Gtd. Notes
3.400%	06/01/23	50	51,480
4.000%	09/15/47	65	64,603
Prime Security Services Borrower LLC/Prime Finance, Inc.,
Sec’d. Notes, 144A
9.250%	05/15/23	370	408,317
Progress Energy, Inc.,
Sr. Unsec’d. Notes
7.000%	10/30/31	100	134,895
Prologis LP,
Gtd. Notes
3.750%	11/01/25	100	104,649
4.250%	08/15/23	80	86,902
PSEG Power LLC,
Gtd. Notes
4.150%	09/15/21	100	105,377
Public Service Co. of New Hampshire,
First Mortgage
3.500%	11/01/23	50	52,311
Public Service Electric & Gas Co.,
Sec’d. Notes, MTN
3.650%	09/01/42	56	55,507
QEP Resources, Inc.,
Sr. Unsec’d. Notes
5.250%	05/01/23	10	9,725
5.375%	10/01/22	92	90,390

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
6.875%	03/01/21		56	$58,940
Quad/Graphics, Inc.,
Gtd. Notes
7.000%	05/01/22		50	51,250
QUALCOMM, Inc.,
Sr. Unsec’d. Notes
2.900%	05/20/24		585	586,978
3.250%	05/20/27		200	201,675
4.650%	05/20/35		100	109,116
Quest Diagnostics, Inc.,
Gtd. Notes
4.750%	01/30/20		180	190,332
Quicken Loans, Inc.,
Gtd. Notes, 144A
5.750%	05/01/25		282	296,100
Quintiles IMS, Inc.,
Gtd. Notes, 144A
4.875%	05/15/23		45	46,800
5.000%	10/15/26		200	212,000
Qwest Capital Funding, Inc.,
Gtd. Notes
7.750%	02/15/31		60	55,725
Qwest Corp.,
Sr. Unsec’d. Notes
7.250%	09/15/25		40	44,260
Rackspace Hosting, Inc.,
Gtd. Notes, 144A
8.625%	11/15/24	(a)	499	532,483
Radian Group, Inc.,
Sr. Unsec’d. Notes
4.500%	10/01/24		30	30,600
7.000%	03/15/21		30	34,050
Rain CII Carbon LLC/CII Carbon Corp.,
Sec’d. Notes, 144A
7.250%	04/01/25		370	390,350
Range Resources Corp.,
Gtd. Notes
4.875%	05/15/25	(a)	404	397,940
Gtd. Notes, 144A
5.000%	03/15/23		204	202,470
Realty Income Corp.,
Sr. Unsec’d. Notes, REIT
4.650%	03/15/47		225	233,968
Regal Entertainment Group,
Sr. Unsec’d. Notes
5.750%	03/15/22		250	258,125
5.750%	06/15/23		90	92,700
Regency Centers Corp.,
Gtd. Notes, REIT
3.750%	11/15/22		286	294,736
Regions Financial Corp.,
Sr. Unsec’d. Notes
2.750%	08/14/22		150	149,742
Republic Services, Inc.,
Sr. Unsec’d. Notes
5.500%	09/15/19		330	351,995
Retail Opportunity Investments Partnership LP,
Gtd. Notes, REIT
5.000%	12/15/23		5	5,206

A830

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
Retail Properties of America, Inc.,
Sr. Unsec’d. Notes, REIT
4.000%	03/15/25		496	$478,388
Revlon Consumer Products Corp.,
Gtd. Notes
5.750%	02/15/21	(a)	147	128,258
6.250%	08/01/24		101	78,023
RHP Hotel Properties LP/RHP Finance Corp.,
Gtd. Notes, REIT
5.000%	04/15/23		425	439,875
Rite Aid Corp.,
Gtd. Notes, 144A
6.125%	04/01/23	(a)	535	519,619
Riverbed Technology, Inc.,
Gtd. Notes, 144A
8.875%	03/01/23		410	390,525
Rochester Gas & Electric Corp.,
First Mortgage, 144A
3.100%	06/01/27		170	169,892
Rockwell Collins, Inc.,
Sr. Unsec’d. Notes
2.800%	03/15/22		235	237,515
3.200%	03/15/24		325	331,014
3.500%	03/15/27		30	30,587
4.800%	12/15/43		200	218,550
Roper Technologies, Inc.,
Sr. Unsec’d. Notes
2.800%	12/15/21		140	141,282
3.800%	12/15/26		140	144,111
Rowan Cos., Inc.,
Gtd. Notes
4.750%	01/15/24		9	7,830
4.875%	06/01/22		77	72,188
7.375%	06/15/25		84	82,110
RSI Home Products, Inc.,
Sec’d. Notes, 144A
6.500%	03/15/23		445	467,250
RSP Permian, Inc.,
Gtd. Notes
6.625%	10/01/22		176	184,580
Sabre GLBL, Inc.,
Sr. Sec’d. Notes, 144A
5.250%	11/15/23	(a)	225	231,188
5.375%	04/15/23		510	528,513
Safeway, Inc.,
Sr. Unsec’d. Notes
5.000%	08/15/19		4	4,060
Sally Holdings LLC/Sally Capital, Inc.,
Gtd. Notes
5.500%	11/01/23		175	178,938
5.625%	12/01/25		40	41,000
San Diego Gas & Electric Co.,
First Mortgage
6.125%	09/15/37		50	64,982
Sanchez Energy Corp.,
Gtd. Notes
6.125%	01/15/23		55	47,025
7.750%	06/15/21		100	94,750

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
SBA Communications Corp.,
Sr. Unsec’d. Notes, REIT
4.875%	09/01/24		235	$241,756
Sr. Unsec’d. Notes, REIT, 144A
4.000%	10/01/22		16	16,080
Schlumberger Holdings Corp.,
Sr. Unsec’d. Notes, 144A
4.000%	12/21/25		123	129,023
Schlumberger Investment SA,
Gtd. Notes
3.650%	12/01/23		98	104,028
Scientific Games International, Inc.,
Gtd. Notes
10.000%	12/01/22		180	199,350
Sr. Sec’d. Notes, 144A
7.000%	01/01/22		660	700,425
Scotts Miracle-Gro Co. (The),
Gtd. Notes
6.000%	10/15/23		420	448,350
Sealed Air Corp.,
Gtd. Notes, 144A
5.125%	12/01/24		282	303,503
5.250%	04/01/23		87	93,743
Select Income REIT,
Sr. Unsec’d. Notes, REIT
2.850%	02/01/18		526	527,199
SemGroup Corp.,
Gtd. Notes, 144A
7.250%	03/15/26		74	74,370
SemGroup Corp./Rose Rock Finance Corp.,
Gtd. Notes
5.625%	07/15/22		21	20,528
5.625%	11/15/23		84	81,690
Seminole Hard Rock Entertainment, Inc./Seminole Hard Rock International LLC,
Gtd. Notes, 144A
5.875%	05/15/21		110	111,100
Sempra Energy,
Sr. Unsec’d. Notes
2.875%	10/01/22	(a)	153	153,521
3.250%	06/15/27		50	49,379
Senior Housing Properties Trust,
Sr. Unsec’d. Notes, REIT
3.250%	05/01/19		651	658,378
6.750%	04/15/20		1,529	1,648,000
6.750%	12/15/21		59	65,923
Sensata Technologies BV,
Gtd. Notes, 144A
4.875%	10/15/23		324	340,605
5.000%	10/01/25		42	44,270
5.625%	11/01/24		222	244,478
Sensata Technologies UK Financing Co. PLC,
Gtd. Notes, 144A
6.250%	02/15/26		200	219,000
Service Corp. International,
Sr. Unsec’d. Notes
5.375%	01/15/22		300	308,250
5.375%	05/15/24		135	143,438
7.500%	04/01/27		300	359,250

A831

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
Sherwin-Williams Co. (The),
Sr. Unsec’d. Notes
2.750%	06/01/22	130	$130,875
4.500%	06/01/47	45	47,225
Shire Acquisitions Investments Ireland DAC,
Gtd. Notes
2.875%	09/23/23	220	218,631
Sierra Pacific Power Co.,
General Ref. Mortgage
2.600%	05/01/26	395	381,551
Sinclair Television Group, Inc.,
Gtd. Notes
5.375%	04/01/21	370	379,250
6.125%	10/01/22	85	87,550
Gtd. Notes, 144A
5.125%	02/15/27	25	24,281
5.625%	08/01/24	308	316,085
Sirius XM Radio, Inc.,
Gtd. Notes, 144A
4.625%	05/15/23	75	77,063
5.000%	08/01/27	113	115,260
5.375%	04/15/25	130	137,150
6.000%	07/15/24	1,445	1,555,181
Six Flags Entertainment Corp.,
Gtd. Notes, 144A
4.875%	07/31/24	330	335,775
SL Green Realty Corp.,
Gtd. Notes, REIT
4.500%	12/01/22	42	43,573
SM Energy Co.,
Sr. Unsec’d. Notes
5.000%	01/15/24	119	112,158
5.625%	06/01/25	250	237,500
6.125%	11/15/22	27	27,068
6.500%	11/15/21	140	141,400
Solera LLC/Solera Finance, Inc.,
Sr. Unsec’d. Notes, 144A
10.500%	03/01/24	205	233,382
Sonic Automotive, Inc.,
Gtd. Notes
6.125%	03/15/27	32	32,800
South Carolina Electric & Gas Co.,
First Mortgage
5.300%	05/15/33	80	92,960
6.050%	01/15/38	100	127,115
Southern California Edison Co.,
First Ref. Mortgage
4.000%	04/01/47	75	78,946
5.550%	01/15/36	150	182,872
Southern Co. Gas Capital Corp.,
Gtd. Notes
3.500%	09/15/21	180	185,886
4.400%	06/01/43	83	85,071
5.250%	08/15/19	150	158,552
5.875%	03/15/41	100	121,112
Southern Natural Gas Co. LLC,
Sr. Unsec’d. Notes
8.000%	03/01/32	142	193,190

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
Southern Power Co.,
Sr. Unsec’d. Notes
4.950%	12/15/46		160	$170,127
5.250%	07/15/43		15	16,485
Southwestern Energy Co.,
Sr. Unsec’d. Notes
4.100%	03/15/22		120	115,350
6.700%	01/23/25		554	562,310
Southwestern Public Service Co.,
First Mortgage
3.700%	08/15/47		125	124,346
SP Finco LLC,
Gtd. Notes, 144A
6.750%	07/01/25		20	18,800
Spectra Energy Partners LP,
Sr. Unsec’d. Notes
2.950%	09/25/18		46	46,471
4.500%	03/15/45		130	130,954
5.950%	09/25/43		38	45,341
Spectrum Brands, Inc.,
Gtd. Notes
5.750%	07/15/25		85	90,525
6.125%	12/15/24	(a)	330	353,513
Springleaf Finance Corp.,
Gtd. Notes
7.750%	10/01/21		9	10,167
8.250%	12/15/20		129	145,770
Sprint Capital Corp.,
Gtd. Notes
8.750%	03/15/32		1,287	1,645,751
Sprint Communications, Inc.,
Gtd. Notes, 144A
7.000%	03/01/20		188	205,625
Sprint Corp.,
Gtd. Notes
7.250%	09/15/21		438	486,728
7.625%	02/15/25	(a)	2,346	2,690,569
7.875%	09/15/23		925	1,073,000
SPX FLOW, Inc.,
Gtd. Notes, 144A
5.625%	08/15/24		325	340,438
Standard Industries, Inc.,
Sr. Unsec’d. Notes, 144A
6.000%	10/15/25		116	126,551
Staples, Inc.,
Gtd. Notes, 144A
8.500%	09/15/25	(a)	633	615,593
State Street Corp.,
Sr. Unsec’d. Notes
2.653%	05/15/23		435	437,414
Sub. Notes
3.100%	05/15/23		96	97,675
Station Casinos LLC,
Gtd. Notes, 144A
5.000%	10/01/25		61	61,146
Steel Dynamics, Inc.,
Gtd. Notes
5.000%	12/15/26		55	58,713
5.250%	04/15/23		165	171,600

A832

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
5.500%	10/01/24		70	$74,900
Sterigenics-Nordion Holdings LLC,
Sr. Unsec’d. Notes, 144A
6.500%	05/15/23		103	107,120
Summit Materials LLC/Summit Materials Finance Corp.,
Gtd. Notes
6.125%	07/15/23		273	288,015
Gtd. Notes, 144A
5.125%	06/01/25		3	3,091
Summit Midstream Holdings LLC/Summit Midstream Finance Corp.,
Gtd. Notes
5.500%	08/15/22		62	62,310
5.750%	04/15/25		92	93,380
Sunoco Logistics Partners Operations LP,
Gtd. Notes
4.250%	04/01/24		350	361,147
4.650%	02/15/22		150	159,488
5.300%	04/01/44		215	213,659
5.350%	05/15/45		80	79,946
5.400%	10/01/47		30	30,516
5.950%	12/01/25		119	134,799
Sunoco LP/Sunoco Finance Corp.,
Gtd. Notes
5.500%	08/01/20		40	41,200
6.250%	04/15/21		75	78,589
SunTrust Banks, Inc.,
Jr. Sub. Notes
5.050%	12/29/49		235	240,288
Sr. Unsec’d. Notes
2.500%	05/01/19		65	65,555
SUPERVALU, Inc.,
Sr. Unsec’d. Notes
6.750%	06/01/21		254	240,665
7.750%	11/15/22	(a)	469	439,688
Symantec Corp.,
Sr. Unsec’d. Notes, 144A
5.000%	04/15/25		125	130,704
Synchrony Financial,
Sr. Unsec’d. Notes
3.700%	08/04/26		200	195,878
4.250%	08/15/24		210	218,219
Sysco Corp.,
Gtd. Notes
2.500%	07/15/21		65	65,414
Talen Energy Supply LLC,
Gtd. Notes
6.500%	06/01/25		125	95,313
Gtd. Notes, 144A
9.500%	07/15/22		150	138,750
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.,
Gtd. Notes, 144A
5.500%	09/15/24		95	97,613
5.500%	01/15/28		140	142,275
Targa Resources Partners LP/Targa Resources Partners Finance Corp.,
Gtd. Notes
4.250%	11/15/23		288	285,480
5.125%	02/01/25		185	190,550
5.250%	05/01/23		65	66,300
6.750%	03/15/24		230	249,550

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
TCI Communications, Inc.,
Sr. Unsec’d. Notes
7.125%	02/15/28		200	$262,051
Team Health Holdings, Inc.,
Gtd. Notes, 144A
6.375%	02/01/25	(a)	163	154,443
TECO Finance, Inc.,
Gtd. Notes
5.150%	03/15/20		100	106,663
TEGNA, Inc.,
Gtd. Notes
6.375%	10/15/23		175	186,156
Gtd. Notes, 144A
5.500%	09/15/24		275	289,438
Teleflex, Inc.,
Gtd. Notes
5.250%	06/15/24		25	26,438
Tempur Sealy International, Inc.,
Gtd. Notes
5.625%	10/15/23	(a)	520	546,650
Tenet Healthcare Corp.,
Sec’d. Notes, 144A
5.125%	05/01/25	(a)	240	236,700
7.500%	01/01/22		40	42,350
Sr. Sec’d. Notes
4.500%	04/01/21		504	513,929
Sr. Sec’d. Notes, 144A
4.625%	07/15/24		158	156,572
Sr. Unsec’d. Notes
6.750%	02/01/20		22	22,660
6.750%	06/15/23	(a)	1,908	1,831,680
8.125%	04/01/22	(a)	314	319,495
Sr. Unsec’d. Notes, 144A
7.000%	08/01/25	(a)	124	116,560
Tennant Co.,
Gtd. Notes, 144A
5.625%	05/01/25		61	63,288
Terex Corp.,
Gtd. Notes, 144A
5.625%	02/01/25		163	171,761
Terraform Global Operating LLC,
Gtd. Notes, 144A
9.750%	08/15/22		90	99,900
TerraForm Power Operating LLC,
Gtd. Notes, 144A
6.375%	02/01/23		48	49,920
6.625%	06/15/25		75	79,875
Tesla, Inc.,
Gtd. Notes, 144A
5.300%	08/15/25	(a)	255	248,625
Texas Competitive Electric Holdings Co. LLC, Escrow Shares,
Notes^
1.000%(s)	10/10/17		725	1,813
1.000%(s)	10/31/17		165	413
Texas Eastern Transmission LP,
Sr. Unsec’d. Notes, 144A
2.800%	10/15/22		185	182,142

A833

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
Texas Gas Transmission LLC,
Sr. Unsec’d. Notes, 144A
4.500%	02/01/21		295	$307,292
Textron, Inc.,
Sr. Unsec’d. Notes
3.375%	03/01/28		115	114,178
Thermo Fisher Scientific, Inc.,
Sr. Unsec’d. Notes
2.950%	09/19/26		165	161,488
3.200%	08/15/27		205	202,790
Time Warner Cable LLC,
Sr. Sec’d. Notes
4.125%	02/15/21		300	311,506
Time Warner Entertainment Co. LP,
Sr. Sec’d. Notes
8.375%	07/15/33		340	462,152
Time Warner, Inc.,
Gtd. Notes
3.550%	06/01/24		300	305,183
3.800%	02/15/27		180	180,042
4.750%	03/29/21		100	107,673
Time, Inc.,
Gtd. Notes, 144A
5.750%	04/15/22	(a)	285	291,769
Titan International, Inc.,
Sr. Sec’d. Notes
6.875%	10/01/20		79	81,410
T-Mobile USA, Inc.,
Gtd. Notes
6.375%	03/01/25		1,193	1,284,503
6.500%	01/15/24		285	303,668
6.500%	01/15/26		525	579,469
Toll Brothers Finance Corp.,
Gtd. Notes
4.875%	11/15/25		40	41,660
5.625%	01/15/24		25	27,375
Tops Holding LLC/Tops Markets II Corp.,
Sr. Sec’d. Notes, 144A
8.000%	06/15/22		67	44,555
Tosco Corp.,
Gtd. Notes
7.800%	01/01/27		100	131,506
Trans-Allegheny Interstate Line Co.,
Sr. Unsec’d. Notes, 144A
3.850%	06/01/25		260	271,859
TransDigm, Inc.,
Gtd. Notes
5.500%	10/15/20		85	86,275
6.375%	06/15/26		42	43,024
6.500%	07/15/24		467	482,178
6.500%	05/15/25		218	224,540
Transocean Proteus Ltd.,
Sr. Sec’d. Notes, 144A
6.250%	12/01/24		166	174,147
Transocean, Inc.,
Gtd. Notes
5.800%	10/15/22		43	42,248
6.800%	03/15/38	(a)	237	193,155
7.500%	04/15/31		43	39,130

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
9.350%	12/15/41		87	$83,520
Gtd. Notes, 144A
9.000%	07/15/23	(a)	328	353,420
TreeHouse Foods, Inc.,
Gtd. Notes, 144A
6.000%	02/15/24		365	390,094
TriMas Corp.,
Gtd. Notes, 144A
4.875%	10/15/25		51	51,414
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc.,
Gtd. Notes, 144A
5.375%	09/01/25		49	50,409
Triumph Group, Inc.,
Gtd. Notes
4.875%	04/01/21	(a)	240	236,520
5.250%	06/01/22		105	102,638
Tronox Finance PLC,
Gtd. Notes, 144A
5.750%	10/01/25		44	45,100
Tutor Perini Corp.,
Gtd. Notes, 144A
6.875%	05/01/25	(a)	189	205,065
Tyson Foods, Inc.,
Gtd. Notes
4.875%	08/15/34		220	243,021
Sr. Unsec’d. Notes
4.550%	06/02/47		42	44,945
UDR, Inc.,
Gtd. Notes, REIT, MTN
2.950%	09/01/26		110	105,599
Ultra Resources, Inc.,
Gtd. Notes, 144A
6.875%	04/15/22		398	405,960
7.125%	04/15/25		133	134,330
Union Pacific Corp.,
Sr. Unsec’d. Notes
3.600%	09/15/37		45	45,537
4.000%	04/15/47		85	89,003
Unit Corp.,
Gtd. Notes
6.625%	05/15/21		186	186,465
United Airlines 2013-1 Class A Pass-Through Trust,
Pass-Through Certificates
4.300%	02/15/27		85	90,521
United Airlines 2014-2 Class A Pass-Through Trust,
Pass-Through Certificates
3.750%	03/03/28		177	183,363
United Airlines 2016-1 Class AA Pass-Through Trust,
Pass-Through Certificates
3.100%	01/07/30		60	59,914
United Airlines 2016-2 Class AA Pass-Through Trust,
Pass-Through Certificates
2.875%	04/07/30		250	245,475
United Continental Holdings, Inc.,
Gtd. Notes
4.250%	10/01/22		83	83,623
5.000%	02/01/24		174	177,698

A834

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
United Rentals North America, Inc.,
Gtd. Notes
4.625%	10/15/25	59	$59,738
4.875%	01/15/28	140	140,700
5.500%	05/15/27	40	42,650
5.750%	11/15/24(a)	525	557,156
5.875%	09/15/26	40	43,450
7.625%	04/15/22	88	91,590
United States Steel Corp.,
Sr. Sec’d. Notes, 144A
8.375%	07/01/21	88	97,240
United Technologies Corp.,
Sr. Unsec’d. Notes
3.125%	05/04/27	115	114,552
3.750%	11/01/46	140	135,008
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes
2.750%	02/15/23	29	29,319
2.875%	03/15/22	55	56,243
3.100%	03/15/26	110	111,286
3.750%	07/15/25	100	106,121
3.950%	10/15/42	130	133,375
4.625%	07/15/35	100	114,608
4.700%	02/15/21	95	102,338
5.800%	03/15/36	100	126,050
Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital LLC,
Gtd. Notes, REIT, 144A
7.125%	12/15/24	55	46,613
Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC,
Gtd. Notes, REIT
8.250%	10/15/23	695	615,075
Sr. Sec’d. Notes, REIT, 144A
6.000%	04/15/23	382	365,765
Univar USA, Inc.,
Gtd. Notes, 144A
6.750%	07/15/23	60	62,850
Univision Communications, Inc.,
Sr. Sec’d. Notes, 144A
5.125%	05/15/23	135	137,700
5.125%	02/15/25	40	40,350
6.750%	09/15/22	48	49,792
US Concrete, Inc.,
Gtd. Notes
6.375%	06/01/24	121	130,378
USIS Merger Sub, Inc.,
Sr. Unsec’d. Notes, 144A
6.875%	05/01/25	47	47,881
Valeant Pharmaceuticals International, Inc.,
Gtd. Notes, 144A
5.625%	12/01/21	45	42,075
5.875%	05/15/23	2,628	2,322,495
6.125%	04/15/25(a)	268	234,835
6.375%	10/15/20	337	337,843
6.750%	08/15/21	113	110,881
7.000%	10/01/20	61	61,381
7.250%	07/15/22	786	766,350
7.500%	07/15/21	83	82,793
Sr. Sec’d. Notes, 144A
6.500%	03/15/22	59	62,393

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
7.000%	03/15/24	476	$508,173
Valero Energy Corp.,
Gtd. Notes
7.500%	04/15/32	30	39,496
Valvoline, Inc.,
Gtd. Notes, 144A
4.375%	08/15/25	66	67,238
Venator Finance Sarl/Venator Materials LLC,
Gtd. Notes, 144A
5.750%	07/15/25	95	98,800
Ventas Realty LP,
Gtd. Notes, REIT
3.750%	05/01/24	270	277,643
3.850%	04/01/27	195	198,461
VEREIT Operating Partnership LP,
Gtd. Notes, REIT
4.600%	02/06/24	399	418,927
VeriSign, Inc.,
Sr. Unsec’d. Notes
5.250%	04/01/25	13	14,040
Veritas US, Inc./Veritas Bermuda Ltd.,
Sr. Sec’d. Notes, 144A
7.500%	02/01/23	200	213,000
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
2.946%	03/15/22	165	167,796
3.125%	03/16/22	132	135,261
3.500%	11/01/24	135	137,457
4.125%	03/16/27	85	88,690
4.125%	08/15/46	270	245,448
4.272%	01/15/36	725	712,243
4.400%	11/01/34	283	283,181
4.500%	08/10/33	2,515	2,576,844
4.522%	09/15/48	71	68,740
4.672%	03/15/55	66	62,871
5.012%	04/15/49	50	51,121
5.012%	08/21/54	55	55,161
Versum Materials, Inc.,
Gtd. Notes, 144A
5.500%	09/30/24	65	68,900
Vertiv Group Corp.,
Sr. Unsec’d. Notes, 144A
9.250%	10/15/24	482	542,250
Viacom, Inc.,
Jr. Sub. Notes
5.875%	02/28/57	50	50,000
6.250%	02/28/57	35	35,219
Sr. Unsec’d. Notes
3.250%	03/15/23	96	94,501
3.875%	04/01/24	150	150,197
4.375%	03/15/43	185	159,374
4.850%	12/15/34	60	56,542
6.875%	04/30/36	150	166,637
ViaSat, Inc.,
Sr. Unsec’d. Notes, 144A
5.625%	09/15/25	40	40,252
Virginia Electric & Power Co.,
Sr. Unsec’d. Notes
2.750%	03/15/23	50	50,579

A835

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
2.950%	01/15/22	325	$331,515
Vista Outdoor, Inc.,
Gtd. Notes
5.875%	10/01/23(a)	550	565,813
VMware, Inc.,
Sr. Unsec’d. Notes
2.950%	08/21/22	125	125,747
Vornado Realty LP,
Sr. Unsec’d. Notes, REIT
2.500%	06/30/19	35	35,209
5.000%	01/15/22	480	518,343
Voya Financial, Inc.,
Gtd. Notes
3.125%	07/15/24	180	177,643
3.650%	06/15/26	127	127,302
Vulcan Materials Co.,
Sr. Unsec’d. Notes
4.500%	06/15/47	45	45,651
Wabash National Corp.,
Gtd. Notes, 144A
5.500%	10/01/25	39	39,731
Walgreen Co.,
Gtd. Notes
4.400%	09/15/42	100	100,638
Walgreens Boots Alliance, Inc.,
Sr. Unsec’d. Notes
4.500%	11/18/34	127	132,384
Weatherford International Ltd.,
Gtd. Notes
4.500%	04/15/22	100	93,000
6.500%	08/01/36	43	36,873
6.750%	09/15/40	12	10,530
7.000%	03/15/38	55	48,950
Gtd. Notes, 144A
9.875%	02/15/24	28	30,800
Welbilt, Inc.,
Gtd. Notes
9.500%	02/15/24	175	201,031
WellCare Health Plans, Inc.,
Sr. Unsec’d. Notes
5.250%	04/01/25	78	82,095
Wells Fargo & Co.,
Sr. Unsec’d. Notes
2.500%	03/04/21	89	89,610
3.069%	01/24/23	950	966,275
Sr. Unsec’d. Notes, MTN
3.300%	09/09/24(a)	200	203,293
3.584%	05/22/28	115	116,397
Sub. Notes
5.375%	11/02/43	150	176,376
Sub. Notes, GMTN
4.900%	11/17/45	105	117,122
Sub. Notes, MTN
3.450%	02/13/23	475	486,696
4.100%	06/03/26	724	752,613
4.400%	06/14/46	210	218,045
4.750%	12/07/46	105	115,276

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
Welltower, Inc.,
Sr. Unsec’d. Notes, REIT
4.000%	06/01/25	100	$104,252
4.500%	01/15/24	227	243,729
WESCO Distribution, Inc.,
Gtd. Notes
5.375%	06/15/24	110	116,050
West Street Merger Sub, Inc.,
Sr. Unsec’d. Notes, 144A
6.375%	09/01/25	20	19,900
Western Digital Corp.,
Gtd. Notes
10.500%	04/01/24	620	728,500
Sr. Sec’d. Notes, 144A
7.375%	04/01/23	506	554,323
Western Gas Partners LP,
Sr. Unsec’d. Notes
3.950%	06/01/25	160	160,742
5.375%	06/01/21	121	129,585
5.450%	04/01/44	70	74,125
Westlake Chemical Corp.,
Gtd. Notes
3.600%	07/15/22	100	102,208
Weyerhaeuser Co.,
Sr. Unsec’d. Notes, REIT
7.375%	03/15/32	120	166,469
Whiting Petroleum Corp.,
Gtd. Notes
5.000%	03/15/19	135	135,041
5.750%	03/15/21(a)	583	572,798
6.250%	04/01/23	7	6,886
WildHorse Resource Development Corp.,
Gtd. Notes, 144A
6.875%	02/01/25	145	144,819
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes
3.700%	01/15/23	95	94,525
5.750%	06/24/44	90	95,175
7.500%	01/15/31	7	8,400
7.750%	06/15/31	49	59,653
Williams Partners LP,
Sr. Unsec’d. Notes
3.900%	01/15/25	313	319,437
4.000%	09/15/25	135	138,083
Windstream Services LLC,
Gtd. Notes
6.375%	08/01/23	10	7,075
7.500%	06/01/22(a)	1,216	874,766
7.500%	04/01/23	32	22,800
7.750%	10/01/21(a)	847	626,780
Wisconsin Electric Power Co.,
Sr. Unsec’d. Notes
3.650%	12/15/42	44	42,379
WMG Acquisition Corp.,
Gtd. Notes, 144A
6.750%	04/15/22	79	83,049
Sr. Sec’d. Notes, 144A
4.875%	11/01/24	25	25,688
5.000%	08/01/23(a)	160	165,200

A836

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
5.625%	04/15/22	33	$34,320
WPX Energy, Inc.,
Sr. Unsec’d. Notes
6.000%	01/15/22	465	480,694
7.500%	08/01/20	101	109,838
8.250%	08/01/23	25	28,031
WW Grainger, Inc.,
Sr. Unsec’d. Notes
4.600%	06/15/45	100	107,729
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.,
Gtd. Notes, 144A
5.500%	03/01/25	750	780,938
Xcel Energy, Inc.,
Sr. Unsec’d. Notes
6.500%	07/01/36	140	186,449
XPO Logistics, Inc.,
Gtd. Notes, 144A
6.125%	09/01/23	30	31,313
6.500%	06/15/22(a)	645	677,250
Xylem, Inc.,
Sr. Unsec’d. Notes
4.375%	11/01/46	70	73,092
Zayo Group LLC/Zayo Capital, Inc.,
Gtd. Notes
6.000%	04/01/23	790	834,438
Gtd. Notes, 144A
5.750%	01/15/27	187	198,220
Zebra Technologies Corp.,
Sr. Unsec’d. Notes
7.250%	10/15/22(a)	203	214,926
Zoetis, Inc.,
Sr. Unsec’d. Notes
1.875%	02/01/18	41	41,084

			310,792,273

Venezuela — 0.0%
Petroleos de Venezuela SA,
Gtd. Notes
5.375%	04/12/27	615	184,439
5.500%	04/12/37	70	21,175
6.000%	11/15/26	398	120,793
9.000%	11/17/21	130	53,299
9.750%	05/17/35	170	58,225
12.750%	02/17/22	160	73,919
Sr. Sec’d. Notes
8.500%	10/27/20	180	149,399

			661,249

TOTAL CORPORATE BONDS (cost $387,717,499)			393,233,177

FOREIGN GOVERNMENT BONDS — 1.9%
Angolan Government International Bond (Angola),
Sr. Unsec’d. Notes
9.500%	11/12/25	600	644,261

Interest Rate	Maturity Date		Principal Amount (000)#	Value
FOREIGN GOVERNMENT BONDS (Continued)
Argentine Republic Government International Bond (Argentina),
Sr. Unsec’d. Notes
6.875%	04/22/21		800	$871,999
7.125%	06/28/2117		350	349,299
8.280%	12/31/33		526	609,887
13.023%(s)	12/15/35		1,134	122,511

Sr. Unsec’d. Notes, 144A
7.125%	06/28/2117		690	688,619

Armenia International Bond (Armenia),
Sr. Unsec’d. Notes
7.150%	03/26/25		400	447,247

Azerbaijan International Bond (Azerbaijan),
Sr. Unsec’d. Notes
4.750%	03/18/24		200	205,499

Bermuda Government International Bond (Bermuda),
Sr. Unsec’d. Notes
4.854%	02/06/24		250	271,955

Brazil Notas do Tesouro Nacional (Brazil),
Notes
10.000%	01/01/25	BRL	2,520	813,886

Brazilian Government International Bond (Brazil),
Sr. Unsec’d. Notes
5.000%	01/27/45		250	232,675
6.000%	04/07/26		200	222,000
8.250%	01/20/34		250	326,875

Cameroon International Bond (Cameroon),
Sr. Unsec’d. Notes
9.500%	11/19/25		200	235,909

Colombia Government International Bond (Colombia),
Sr. Unsec’d. Notes
3.875%	04/25/27		400	406,400
4.500%	01/28/26		200	213,600
5.000%	06/15/45		800	823,000
7.375%	09/18/37		300	395,700

Costa Rica Government International Bond (Costa Rica),
Sr. Unsec’d. Notes
4.250%	01/26/23		200	198,749
4.375%	04/30/25		200	196,499
7.000%	04/04/44		400	425,019
7.158%	03/12/45		600	647,999

Croatia Government International Bond (Croatia),
Sr. Unsec’d. Notes
6.000%	01/26/24		740	845,073
6.375%	03/24/21		200	221,843
6.625%	07/14/20		500	550,531
6.750%	11/05/19		200	216,721

A837

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
FOREIGN GOVERNMENT BONDS (Continued)
Dominican Republic International Bond (Dominican Republic),
Sr. Unsec’d. Notes
5.500%	01/27/25	250	$264,375
5.875%	04/18/24	470	509,949
6.875%	01/29/26	600	684,275
7.450%	04/30/44	700	833,875
7.500%	05/06/21	430	478,375

Ecuador Government International Bond (Ecuador),
Sr. Unsec’d. Notes
7.950%	06/20/24	945	934,369
8.750%	06/02/23	200	206,749
9.650%	12/13/26	200	210,999
10.750%	03/28/22	400	446,999

Egypt Government International Bond (Egypt),
Sr. Unsec’d. Notes
5.875%	06/11/25	400	399,599
Sr. Unsec’d. Notes, MTN
7.500%	01/31/27	400	435,230
8.500%	01/31/47	700	779,911
Sr. Unsec’d. Notes, MTN, 144A
8.500%	01/31/47	200	222,832

El Salvador Government International Bond (El Salvador),
Sr. Unsec’d. Notes
5.875%	01/30/25	80	78,399
6.375%	01/18/27	76	75,239
7.625%	02/01/41	250	255,625
7.650%	06/15/35	195	200,339
7.750%	01/24/23	250	268,223
8.250%	04/10/32	348	379,532

Ethiopia International Bond (Ethiopia),
Sr. Unsec’d. Notes
6.625%	12/11/24	200	205,477

Gabon Government International Bond (Gabon),
Bonds
6.375%	12/12/24	400	390,127

Ghana Government International Bond (Ghana),
Bank Gtd. Notes
10.750%	10/14/30	300	389,549

Honduras Government International Bond (Honduras),
Sr. Unsec’d. Notes
7.500%	03/15/24	400	454,999
8.750%	12/16/20	200	227,917

Hungary Government International Bond (Hungary),
Sr. Unsec’d. Notes
5.375%	02/21/23	240	270,677
5.375%	03/25/24	510	583,313
5.750%	11/22/23	1,360	1,575,954

Interest Rate	Maturity Date	Principal Amount (000)#	Value
FOREIGN GOVERNMENT BONDS (Continued)
Indonesia Government International Bond (Indonesia),
Sr. Unsec’d. Notes
6.625%	02/17/37	700	$891,379

Sr. Unsec’d. Notes, MTN
4.125%	01/15/25	300	314,842
5.875%	01/15/24	200	229,273
6.750%	01/15/44	200	267,187

Indonesia Treasury Bond (Indonesia),
Sr. Unsec’d. Notes
7.000%	05/15/27	IDR11,100,000	855,843

Instituto Costarricense de Electricidad (Costa Rica),
Sr. Unsec’d. Notes
6.375%	05/15/43	200	186,787

Iraq International Bond (Iraq),
Unsec’d. Notes
5.800%	01/15/28	350	327,020

Ivory Coast Government International Bond (Ivory Coast),
Sr. Unsec’d. Notes
5.750%	12/31/32	290	283,878

Jamaica Government International Bond (Jamaica),
Sr. Unsec’d. Notes
8.000%	06/24/19	67	70,769
8.000%	03/15/39	800	990,000

Jordan Government International Bond (Jordan),
Sr. Unsec’d. Notes
6.125%	01/29/26	700	708,049

Kazakhstan Government International Bond (Kazakhstan),
Sr. Unsec’d. Notes
3.875%	10/14/24	251	257,830
Sr. Unsec’d. Notes, MTN
5.125%	07/21/25	200	221,459
6.500%	07/21/45	200	246,277

Kenya Government International Bond (Kenya),
Sr. Unsec’d. Notes
6.875%	06/24/24	600	612,443

Lebanon Government International Bond (Lebanon),
Sr. Unsec’d. Notes, GMTN
5.450%	11/28/19	298	298,834
6.375%	03/09/20	670	683,317
6.600%	11/27/26	535	524,846
6.650%	02/26/30	850	820,419
Sr. Unsec’d. Notes, MTN
8.250%	04/12/21	842	908,013

A838

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
FOREIGN GOVERNMENT BONDS (Continued)
Mexico Government International Bond (Mexico),
Sr. Unsec’d. Notes
4.000%	10/02/23	930	$983,196

Sr. Unsec’d. Notes, GMTN
5.750%	10/12/2110	50	53,600

Sr. Unsec’d. Notes, MTN
3.625%	03/15/22	100	104,800
5.550%	01/21/45	950	1,092,025

Mongolia Government International Bond (Mongolia),
Sr. Unsec’d. Notes, MTN
8.750%	03/09/24	200	224,297
Sr. Unsec’d. Notes, MTN, 144A
8.750%	03/09/24	200	224,297

Morocco Government International Bond (Morocco),
Sr. Unsec’d. Notes
5.500%	12/11/42	200	223,266

Namibia International Bonds (Namibia),
Sr. Unsec’d. Notes
5.250%	10/29/25	400	406,431

Oman Government International Bond (Oman),
Sr. Unsec’d. Notes
4.750%	06/15/26	800	790,799
5.375%	03/08/27	300	308,224
6.500%	03/08/47	300	308,435
Sr. Unsec’d. Notes, 144A
6.500%	03/08/47	600	616,871

Pakistan Government International Bond (Pakistan),
Sr. Unsec’d. Notes
7.250%	04/15/19	300	313,721
8.250%	04/15/24	700	794,639

Panama Government International Bond (Panama),
Sr. Unsec’d. Notes
4.500%	05/15/47	200	211,000
6.700%	01/26/36	250	330,625
8.875%	09/30/27	163	236,758
9.375%	04/01/29	320	481,600

Paraguay Government International Bond (Paraguay),
Sr. Unsec’d. Notes
5.000%	04/15/26	200	213,499
6.100%	08/11/44	600	673,499

Peruvian Government International Bond (Peru),
Sr. Unsec’d. Notes
5.625%	11/18/50	400	505,000
8.750%	11/21/33	152	239,248

Interest Rate	Maturity Date		Principal Amount (000)#	Value
FOREIGN GOVERNMENT BONDS (Continued)
Philippine Government International Bond (Philippines),
Sr. Unsec’d. Notes
7.750%	01/14/31		500	$727,565
9.500%	02/02/30		80	128,575

Provincia de Buenos Aires (Argentina),
Sr. Unsec’d. Notes
9.950%	06/09/21		810	933,031

Provincia de Cordoba (Argentina),
Sr. Unsec’d. Notes
7.125%	06/10/21		150	160,970
7.450%	09/01/24		300	325,737

Provincia de Mendoza Argentina (Argentina),
Sr. Unsec’d. Notes
8.375%	05/19/24		300	330,749

Republic of Angola Via Northern Lights III BV (Angola),
Sr. Sec’d. Notes
7.000%	08/17/19		125	128,879

Republic of Belarus International Bond (Belarus),
Sr. Unsec’d. Notes
8.950%	01/26/18		200	203,599
Sr. Unsec’d. Notes, 144A
6.875%	02/28/23		400	429,900
7.625%	06/29/27		400	446,450

Romanian Government International Bond (Romania),
Sr. Unsec’d. Notes, MTN
4.375%	08/22/23		250	268,022
4.875%	01/22/24		200	220,540
6.750%	02/07/22		312	360,756

Russian Federal Bond (Russia),
Bonds
7.750%	09/16/26	RUB	24,000	424,049

Russian Foreign Bond (Russia),
Sr. Unsec’d. Notes
4.875%	09/16/23		400	435,583
5.625%	04/04/42		600	666,155
5.875%	09/16/43		600	687,004

Senegal Government International Bond (Senegal),
Sr. Unsec’d. Notes
6.250%	07/30/24		200	213,425
Unsec’d. Notes, 144A
6.250%	05/23/33		220	226,224

Serbia International Bond (Serbia),
Sr. Unsec’d. Notes
7.250%	09/28/21		800	923,599

A839

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
FOREIGN GOVERNMENT BONDS (Continued)
South Africa Government International Bond (South Africa),
Sr. Unsec’d. Notes
4.300%	10/12/28		200	$188,405
5.000%	10/12/46		400	368,080
5.500%	03/09/20		200	212,706
5.875%	05/30/22		300	329,381
6.250%	03/08/41		100	108,025

Sri Lanka Government International Bond (Sri Lanka),
Sr. Unsec’d. Notes
6.000%	01/14/19		400	412,526
6.250%	10/04/20		500	532,635
6.250%	07/27/21		300	322,544
6.850%	11/03/25		500	548,887

Sr. Unsec’d. Notes, 144A
6.200%	05/11/27		200	209,811

Turkey Government Bond (Turkey),
Bonds
11.000%	02/24/27	TRY	2,100	600,309

Turkey Government International Bond (Turkey),
Sr. Unsec’d. Notes
5.750%	03/22/24		200	212,465
6.000%	01/14/41		400	410,500
6.625%	02/17/45		700	772,520
6.750%	05/30/40		100	111,081
7.375%	02/05/25		950	1,103,473
8.000%	02/14/34		50	62,215

Ukraine Government International Bond (Ukraine),
Sr. Unsec’d. Notes
7.750%	09/01/20		950	1,006,999
7.750%	09/01/21		200	212,271
7.750%	09/01/22		100	106,037
7.750%	09/01/23		200	209,973
7.750%	09/01/25		520	538,138
Sr. Unsec’d. Notes, 144A
7.375%	09/25/32		454	442,083

Ukreximbank Via Biz Finance PLC (Ukraine),
Sr. Unsec’d. Notes
9.750%	01/22/25		200	214,873

Uruguay Government International Bond (Uruguay),
Sr. Unsec’d. Notes
5.100%	06/18/50		900	949,500
7.625%	03/21/36		100	140,250
7.875%	01/15/33		350	492,625
Sr. Unsec’d. Notes, 144A
8.500%	03/15/28	UYU	6,200	220,673
9.875%	06/20/22	UYU	10,048	374,286

Interest Rate	Maturity Date	Principal Amount (000)#	Value
FOREIGN GOVERNMENT BONDS (Continued)
Venezuela Government International Bond (Venezuela),
Sr. Unsec’d. Notes
6.000%	12/09/20	80	$30,799
7.000%	12/01/18	50	32,250
7.650%	04/21/25	287	96,145
7.750%	10/13/19	133	59,518
8.250%	10/13/24	240	80,999
9.000%	05/07/23	35	12,249
9.250%	05/07/28	240	82,247
9.375%	01/13/34	67	23,618
11.750%	10/21/26	110	42,349
12.750%	08/23/22	160	73,871

Zambia Government International Bond (Zambia),
Sr. Unsec’d. Notes
8.970%	07/30/27	950	1,031,415

TOTAL FOREIGN GOVERNMENT BONDS (cost $61,952,212)			63,200,501

MUNICIPAL BONDS — 0.0%
California — 0.0%
City of Los Angeles Department of Airports,
Revenue Bonds, BABs
6.582%	05/15/39	90	116,690

New York — 0.0%
Port Authority of New York & New Jersey,
Revenue Bonds
4.458%	10/01/62	195	217,922
5.647%	11/01/40	45	57,993

			275,915

TOTAL MUNICIPAL BONDS (cost $364,284)			392,605

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 2.2%
Adjustable Rate Mortgage Trust,
Series 2004-5, Class 2A1
3.492%(cc)	04/25/35	1,150	1,170,371
Alternative Loan Trust,
Series 2004-24CB, Class 2A1
5.000%	11/25/19	108	108,195
Series 2004-27CB, Class A1
6.000%	12/25/34	609	612,845
Series 2004-32CB, Class 2A5
5.500%	02/25/35	473	481,251
Series 2004-J5, Class 2A1, 1 Month LIBOR + 0.680%
1.917%(c)	08/25/34	110	110,727
Series 2005-21CB, Class A17
6.000%	06/25/35	965	968,491
Series 2005-64CB, Class 1A15
5.500%	12/25/35	933	916,566
Series 2005-J1, Class 6A1
5.000%	02/25/20	367	368,754
Series 2005-J3, Class 3A1
6.500%	09/25/34	116	112,274
Banc of America Alternative Loan Trust,
Series 2006-5, Class 3A1

A840

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
6.000%	06/25/46	153	$152,855
Bear Stearns Adjustable Rate Mortgage Trust,
Series 2004-2, Class 11A
3.750%(cc)	05/25/34	370	363,850
Series 2004-9, Class 22A1
3.865%(cc)	11/25/34	373	375,619
Series 2005-6, Class 1A1
3.650%(cc)	08/25/35	342	317,253
Bear Stearns Asset-Backed Securities I Trust,
Series 2004-AC5, Class A2, 1 Month LIBOR + 0.400%
1.637%(c)	10/25/34	265	232,260
Series 2005-AC6, Class 1A2, IO, 1 Month LIBOR x Factor + 5.000%
3.763%(c)	09/25/35	2,180	209,170
Bear Stearns Asset-Backed Securities Trust,
Series 2004-AC1, Class A2, 1 Month LIBOR + 0.500%
1.737%(c)	03/25/34	489	477,675
Citigroup Mortgage Loan Trust,
Series 2005-11, Class A2A, 1 Year U.S. Treasury Yield
Curve Rate T Note Constant Maturity + 2.400%
3.630%(c)	10/25/35	753	758,136
Series 2006-4, Class 2A1A
6.000%	12/25/35	1,430	1,362,213
Citigroup Mortgage Loan Trust, Inc.,
Series 2003-1, Class 3A5
5.250%	09/25/33	466	468,648
Countrywide Home Loan Mortgage Pass-Through Trust,
Series 2004-9, Class A7
5.250%	06/25/34	230	233,824
Series 2004-25, Class 2A1, 1 Month LIBOR + 0.680%
1.917%(c)	02/25/35	455	440,655
Series 2004-J3, Class A7
5.500%	05/25/34	114	115,644
Series 2005-HYB1, Class 4A1
3.341%(cc)	03/25/35	310	297,733
Series 2005-HYB3, Class 2A2A
3.382%(cc)	06/20/35	1,447	1,456,303
Series 2006-10, Class 1A11
5.850%	05/25/36	138	118,811
Series 2006-15, Class A1
6.250%	10/25/36	191	165,913
Series 2006-18, Class 2A7
6.000%	12/25/36	285	257,648
Credit Suisse First Boston Mortgage Securities Corp.,
Series 2005-10, Class 1A1
5.000%	11/25/20	199	181,474
Series 2005-10, Class 12A1
5.250%	11/25/20	21	19,887
Fannie Mae Grantor Trust,
Series 2002-T12, Class A3
7.500%	05/25/42	188	224,901
Series 2002-T19, Class A2
7.000%	07/25/42	314	361,599
Fannie Mae Interest Strip,
Series 417, Class C11, IO
2.500%	02/25/28	2,549	217,813
Fannie Mae REMIC Trust,
Series 2002-W10, Class A4

Interest Rate	Maturity Date	Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
5.700%	08/25/42	810	$866,607
Series 2003-W10, Class 3A5
4.299%	06/25/43	566	595,870
Series 2004-W11, Class 1A1
6.000%	05/25/44	537	611,033
Series 2004-W11, Class 1PO, PO
2.387%(s)	05/25/44	407	319,133
Series 2004-W12, Class 1A2
6.500%	07/25/44	347	401,559
Series 2004-W12, Class 1PO, PO
2.233%(s)	07/25/44	553	481,332
Series 2009-W1, Class A
6.000%	12/25/49	264	298,614
Fannie Mae REMICS,
Series 2010-10, Class NT
5.000%	02/25/40	1,450	1,599,586
Series 2011-52, Class GB
5.000%	06/25/41	538	588,774
Series 2001-63, Class TC
6.000%	12/25/31	281	313,408
Series 2011-84, Class PZ
5.250%	09/25/41	413	485,648
Series 2003-49, Class YC
4.000%	06/25/23	160	164,640
Series 2003-78, Class B
5.000%	08/25/23	417	443,766
Series 2004-35, Class AZ
4.500%	05/25/34	529	569,269
Series 2004-70, Class EB
5.000%	10/25/24	70	73,318
Series 2006-8, Class FH, 1 Month LIBOR + 0.250%
1.487%(c)	03/25/36	566	561,870
Series 2006-44, Class P, PO
1.000%(s)	12/25/33	57	51,729
Series 2006-77, Class PC
6.500%	08/25/36	104	117,618
Series 2006-118, Class A2, 1 Month LIBOR + 0.060%
1.335%(c)	12/25/36	72	70,378
Series 2007-109, Class YI, IO, 1 Month LIBOR x Factor + 6.450%
5.213%(c)	12/25/37	649	78,540
Series 2008-85, Class EB
5.000%	09/25/28	58	62,647
Series 2010-111, Class AE
5.500%	04/25/38	14	13,776
Series 2012-13, Class JP
4.500%	02/25/42	199	210,866
Series 2012-79, Class TP
6.500%	07/25/42	189	210,053
Series 2013-4, Class AJ
3.500%	02/25/43	579	598,272
Series 2013-13, Class IK, IO
2.500%	03/25/28	1,932	151,511
Series 2013-31, Class NC
3.000%	04/25/43	554	550,392
Series 2013-83, Class CA
3.500%	10/25/37	496	510,058
Series 2016-38, Class NA
3.000%	01/25/46	1,914	1,949,631

A841

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Fannie Mae Trust,
Series 2003-W3, Class 2A5
5.356%	06/25/42	238	$263,715
Series 2003-W6, Class 1A41
5.398%	10/25/42	458	504,817
Series 2003-W6, Class F, 1 Month LIBOR + 0.350%
1.582%(c)	09/25/42	525	522,404
Series 2004-W1, Class 1A7
5.681%	11/25/43	863	931,210
Series 2004-W9, Class 1PO, PO
2.156%(s)	02/25/44	497	432,316
FHLMC Structured Pass-Through Securities,
Series T-48, Class 1A4
5.538%	07/25/33	608	664,296
First Horizon Mortgage Pass-Through Trust,
Series 2004-AR7, Class 4A1
3.050%(cc)	02/25/35	336	335,089
Series 2006-2, Class 1A3
6.000%	08/25/36	298	266,175
Freddie Mac Reference REMIC,
Series R007, Class ZA
6.000%	05/15/36	775	869,731
Freddie Mac REMICS,
Series 2121, Class C
6.000%	02/15/29	258	285,418
Series 2768, Class PK
5.000%	03/15/34	117	127,738
Series 2846, Class GB
5.000%	08/15/24	472	506,502
Series 2877, Class PB
5.500%	10/15/34	880	971,279
Series 2902, Class QG
5.500%	12/15/34	181	201,668
Series 3158, Class NE
5.500%	05/15/36	197	219,345
Series 3187, Class Z
5.000%	07/15/36	386	422,553
Series 3443, Class PT
6.500%	03/15/37	610	689,122
Series 3704, Class DC
4.000%	11/15/36	164	169,185
Series 3816, Class HN
4.500%	01/15/41	485	518,255
Series 3819, Class JP
4.000%	08/15/39	51	50,970
Series 3827, Class BM
5.500%	08/15/39	536	566,573
Series 3829, Class BE
3.500%	03/15/26	1,000	1,045,532
Series 3920, Class LP
5.000%	01/15/34	324	352,024
Series 4054, Class HI, IO
3.000%	05/15/26	1,948	121,457
Series 4168, Class JA
3.500%	02/15/43	308	312,248
Series 4304, Class DW
2.500%	12/15/27	3,000	2,928,407
Series 4374, Class NC

Interest Rate	Maturity Date	Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
3.750%(cc)	02/15/46	880	$905,622
Freddie Mac Strips,
Series 279, Class 35
3.500%	09/15/42	796	828,524
Series 304, Class C32, IO
3.000%	12/15/27	1,393	119,453
Fremont Home Loan Trust,
Series 2004-A, Class M1, 1 Month LIBOR + 0.830%
2.062%(c)	01/25/34	1,585	1,564,733
Government National Mortgage Assoc.,
Series 2003-34, Class PM
4.000%	04/20/33	401	424,765
Series 2004-19, Class KE
5.000%	03/16/34	799	875,502
Series 2005-3, Class QB
5.000%	01/16/35	250	274,825
Series 2008-38, Class BG
5.000%	05/16/38	360	395,029
Series 2011-22, Class WA
5.931%(cc)	02/20/37	330	363,753
Series 2012-80, Class IB, IO, 1 Month LIBOR x Factor + 6.800%
0.300%(c)	10/20/39	9,484	47,702
Series 2012-H24, Class FG, 1 Month LIBOR + 0.430%
1.661%(c)	04/20/60	208	208,408
Series 2012-H31, Class FD, 1 Month LIBOR + 0.340%
1.571%(c)	12/20/62	738	733,131
Series 2013-H04, Class BA
1.650%	02/20/63	702	697,371
Series 2013-H05, Class FB, 1 Month LIBOR + 0.400%
1.631%(c)	02/20/62	419	419,137
GSR Mortgage Loan Trust,
Series 2004-14, Class 5A1
3.599%(cc)	12/25/34	399	408,682
Homestar Mortgage Acceptance Corp.,
Series 2004-4, Class A3, 1 Month LIBOR + 1.100%
2.337%(c)	09/25/34	212	210,845
Impac CMB Trust,
Series 2004-4, Class 1A2, 1 Month LIBOR + 0.620%
1.857%(c)	09/25/34	1,519	1,514,924
Series 2004-5, Class 1M3, 1 Month LIBOR + 0.950%
2.182%(c)	10/25/34	274	258,693
Series 2004-9, Class 1A1, 1 Month LIBOR + 0.760%
1.997%(c)	01/25/35	1,012	996,423
Series 2004-10, Class 3A1, 1 Month LIBOR + 0.700%
1.937%(c)	03/25/35	659	620,813
Series 2005-4, Class 1A1A, 1 Month LIBOR + 0.540%
1.777%(c)	05/25/35	299	299,629
Series 2007-A, Class M3, 1 Month LIBOR + 2.250%,		144A
3.487%(c)	05/25/37	1,217	1,028,784
JPMorgan Mortgage Trust,
Series 2004-A6, Class 3A3
3.247%(cc)	12/25/34	258	257,519
Series 2005-A3, Class 4A1
3.337%(cc)	06/25/35	223	224,925
Series 2005-A8, Class 2A3
3.172%(cc)	11/25/35	291	281,819
Series 2006-S2, Class 2A1
5.000%	06/25/21	69	65,529

A842

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Series 2007-A1, Class 3A2
3.643%(cc)	07/25/35	769	$782,475
Series 2007-S3, Class 2A3
6.000%	08/25/22	201	199,801
MASTR Adjustable Rate Mortgages Trust,
Series 2004-13, Class 3A7
3.441%(cc)	11/21/34	272	278,643
MASTR Alternative Loan Trust,
Series 2004-6, Class 8A1
5.500%	07/25/34	1,202	1,232,694
Series 2005-3, Class 4A1
5.500%	03/25/20	75	75,534
Series 2005-6, Class 1A2
5.500%	12/25/35	572	541,927
MASTR Asset Securitization Trust,
Series 2003-11, Class 8A1
5.500%	12/25/33	211	214,557
Merrill Lynch Mortgage Investors Trust,
Series 2003-A, Class 2A1, 1 Month LIBOR + 0.780%
2.017%(c)	03/25/28	253	250,588
Series 2003-F, Class A1, 1 Month LIBOR + 0.640%
1.877%(c)	10/25/28	277	271,944
Series 2004-B, Class A1, 1 Month LIBOR + 0.500%
1.737%(c)	05/25/29	228	222,982
Morgan Stanley Mortgage Loan Trust,
Series 2004-5AR, Class 3A5
3.301%(cc)	07/25/34	161	161,168
Series 2004-5AR, Class 4A
3.500%(cc)	07/25/34	448	441,603
Series 2006-7, Class 1A
5.000%	06/25/21	150	135,464
MortgageIT Trust 2005-2,
Series 2005-2, Class 1A2, 1 Month LIBOR + 0.660%
1.897%(c)	05/25/35	458	454,225
Opteum Mortgage Acceptance Corp. Trust,
Series 2006-1, Class 1APT, 1 Month LIBOR + 0.210%
1.447%(c)	04/25/36	248	235,442
Residential Asset Securitization Trust,
Series 2004-A3, Class A7
5.250%	06/25/34	370	379,857
Residential Funding Mortgage Securities I,
Series 2003-S14, Class A5, 1 Month LIBOR + 0.400%
1.637%(c)	07/25/18	28	27,742
Series 2005-S9, Class A5
5.750%	12/25/35	208	197,414
Series 2007-S9, Class 2A1
5.500%	09/25/22	20	19,910
Sequoia Mortgage Trust,
Series 2007-3, Class 1A1, 1 Month LIBOR + 0.200%
1.436%(c)	07/20/36	702	667,723
Springleaf Mortgage Loan Trust,
Series 2013-2A, Class M1, 144A
3.520%(cc)	12/25/65	722	720,497
Series 2013-2A, Class M2, 144A
4.480%(cc)	12/25/65	700	698,107
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-12, Class 9A
3.441%(cc)	09/25/34	614	621,514

Interest Rate	Maturity Date	Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Series 2004-8, Class 3A
3.432%(cc)	07/25/34	463	$462,134
Series 2004-9XS, Class A, 1 Month LIBOR + 0.370%
1.607%(c)	07/25/34	473	474,270
Structured Asset Mortgage Investments II Trust,
Series 2003-AR4, Class A1, 1 Month LIBOR + 0.700%
1.937%(c)	01/19/34	672	653,515
Structured Asset Mortgage Investments Trust,
Series 2004-AR1, Class 1A1, 1 Month LIBOR + 0.700%
1.937%(c)	03/19/34	759	739,232
Structured Asset Securities Corp. Mortgage Pass-Through Certificates,
Series 2003-26A, Class 3A5
3.359%(cc)	09/25/33	418	421,240
WaMu Mortgage Pass-Through Certificates,
Series 2006-AR17, Class 1A1A, Federal Reserve U.S. 12 Month Cumulative Avg 1 Year CMT + 0.810%
1.640%(c)	12/25/46	1,180	1,158,266
WaMu Mortgage Pass-Through Certificates Trust,
Series 2003-S5, Class 2A
5.000%	06/25/18	23	22,879
Series 2005-AR3, Class A2
3.062%(cc)	03/25/35	535	541,979
Series 2005-AR7, Class A3
3.202%(cc)	08/25/35	292	293,454
Wells Fargo Mortgage Backed Securities Trust,
Series 2006-2, Class 1A12
5.750%	03/25/36	307	301,474
Wells Fargo Mortgage-Backed Securities Trust,
Series 2003-G, Class A1
3.365%(cc)	06/25/33	840	846,839
Series 2003-H, Class A1
3.590%(cc)	09/25/33	98	100,042
Series 2003-N, Class 2A1
2.994%(cc)	12/25/33	410	411,466
Series 2004-DD, Class 2A6
3.117%(cc)	01/25/35	735	753,136
Series 2004-R, Class 2A1
3.605%(cc)	09/25/34	205	211,505
Series 2004-W, Class A1
3.107%(cc)	11/25/34	431	433,301
Series 2005-AR4, Class 2A2
3.335%(cc)	04/25/35	234	234,866
Series 2006-AR6, Class 7A1
3.396%(cc)	03/25/36	419	423,736
Series 2007-2, Class 3A5
5.250%	03/25/37	153	155,923
Series 2007-7, Class A43, 1 Month LIBOR + 0.500%
1.737%(c)	06/25/37	82	69,559

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $72,118,223)			72,454,452

U.S. GOVERNMENT AGENCY OBLIGATIONS — 3.2%
Fannie Mae Principal Strip, Notes, MTN
3.415%(s)	05/15/30	900	615,221
Federal Home Loan Mortgage Corp.
3.000%	11/01/42	1,275	1,288,066
3.500%	03/01/32	807	843,796

A843

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
3.500%	03/01/32	338	$349,857
4.000%	02/01/26	337	352,790
4.000%	09/01/42	1,283	1,363,065
4.000%	10/01/42	708	751,403
4.000%	09/01/47	1,500	1,580,096
4.500%	09/01/24	83	85,437
4.500%	08/01/30	305	327,498
4.500%	03/01/44	1,046	1,143,232
4.500%	11/01/45	1,400	1,501,061
4.500%	08/01/46	1,826	1,956,856
4.500%	04/01/47	1,008	1,081,201
4.500%	05/01/47	1,757	1,883,020
4.500%	05/01/47	579	620,354
4.500%	07/01/47	1,275	1,388,724
5.000%	04/01/22	94	97,921
5.000%	07/01/23	230	245,672
5.000%	10/01/23	95	103,703
5.000%	11/01/23	73	74,658
5.000%	06/01/30	226	246,124
5.000%	10/01/40	585	639,498
5.500%	06/01/23	128	136,391
5.500%	12/01/24	156	164,300
5.500%	04/01/27	90	98,702
5.500%	06/01/35	179	200,317
5.500%	06/01/37	53	57,679
7.000%	11/01/37	202	232,054
Federal National Mortgage Assoc.
2.090%	11/01/22	901	895,537
2.450%	04/01/23	936	945,590
2.590%	10/01/28	1,400	1,354,135
2.710%	11/01/28	1,300	1,275,719
2.780%	03/01/26	1,625	1,625,351
2.990%	07/01/29	2,000	2,003,736
3.210%	03/01/29	4,000	4,108,468
3.270%	01/01/27	1,818	1,882,252
3.430%	06/01/26	947	1,001,086
3.500%	07/01/43	2,099	2,177,046
4.000%	09/01/43	3,607	3,830,731
4.000%	06/01/47	2,240	2,389,315
4.000%	06/01/47	996	1,070,587
4.000%	06/01/47	996	1,066,897
4.500%	03/01/47	2,705	2,953,983
4.500%	04/01/47	993	1,085,536
4.630%	01/01/21	559	598,016
5.000%	01/01/40	2,126	2,375,293
5.500%	02/01/42	973	1,086,254
Federal National Mortgage Assoc., Sub. Notes
1.828%(s)	10/09/19	1,500	1,445,944
Federal National Mortgage Assoc.
2.330%	01/01/23	950	953,942
2.340%	12/01/22	914	918,600
2.340%	12/01/22	1,013	1,017,370
2.350%	05/01/23	877	881,273
2.370%	12/01/22	771	781,277
2.570%	03/01/23	1,128	1,143,726
2.619%	12/01/22	747	759,951
2.710%	10/01/22	1,177	1,169,860
2.960%	04/01/22	904	930,357

Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
3.030%	12/01/21	1,520	$1,567,177
3.340%	11/01/30	438	450,927
3.500%	01/01/43	1,053	1,090,721
3.500%	01/01/44	1,372	1,421,332
3.500%	03/01/33	747	779,758
3.500%	04/01/33	830	863,139
3.500%	04/01/33	843	880,678
3.500%	05/01/33	934	975,699
3.500%	06/01/43	979	1,014,227
3.500%	06/01/43	868	899,098
3.500%	07/01/43	876	907,535
3.500%	08/01/32	674	704,027
3.500%	09/01/42	922	954,805
3.500%	10/01/32	825	861,275
3.500%	10/01/42	895	927,524
3.500%	11/01/32	703	734,194
3.540%	10/01/20	1,500	1,560,468
3.770%	09/01/21	1,500	1,582,168
3.817%	05/01/22	745	785,619
3.885%	08/01/25	1,149	1,239,104
4.000%	06/01/32	1,099	1,168,125
4.000%	06/01/33	626	664,580
4.000%	06/01/43	1,072	1,137,855
4.000%	07/01/42	826	875,938
4.000%	07/01/43	1,079	1,145,590
4.010%	08/01/21	859	912,942
4.340%	04/01/20	946	993,868
4.380%	06/01/21	895	957,154
4.500%	04/01/44	915	997,759
4.500%	06/01/26	505	532,886
4.500%	09/01/26	147	154,923
4.762%	08/01/26	1,293	1,445,432
5.000%	01/01/26	439	458,117
5.000%	05/01/23	125	135,755
5.000%	06/01/23	155	162,562
5.000%	07/01/41	449	491,489
5.000%	10/01/39	437	485,002
5.000%	12/01/23	97	106,172
5.000%	12/01/29	200	218,033
5.500%	01/01/22	63	65,874
5.500%	01/01/26	47	51,444
5.500%	01/01/34	468	517,471
5.500%	02/01/35	220	247,172
5.500%	04/01/36	124	131,834
5.500%	04/01/37	275	307,958
5.500%	05/01/28	155	171,021
5.500%	05/01/33	265	296,968
5.500%	06/01/26	40	44,550
5.500%	06/01/33	142	156,837
5.500%	07/01/21	298	310,728
5.500%	10/01/33	163	182,329
6.000%	03/01/34	344	392,877
6.000%	04/01/39	606	693,598
6.000%	10/01/22	316	336,321
6.000%	10/01/27	195	219,708
6.000%	11/01/27	150	168,876
6.000%	12/01/37	10	10,148
7.000%	01/01/39	232	271,487

A844

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
7.500%	10/01/35	402	$474,142
Government National Mortgage Assoc.
4.500%	06/20/25	182	193,150
4.500%	11/15/39	552	602,023
5.000%	04/15/25	1,153	1,237,084
6.000%	01/15/40	759	856,556
Residual Funding Corp. Principal Strip, Bonds
2.745%(s)	01/15/30	600	418,422
Tennessee Valley Authority
4.875%	01/15/48	520	657,246
Tennessee Valley Authority, Sr. Unsec’d. Notes
5.250%	09/15/39	150	196,700
Tennessee Valley Authority Principal Strip, Bonds
3.840%(s)	06/15/35	775	426,926

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $104,921,033)			106,039,635

U.S. TREASURY OBLIGATIONS — 7.0%
U.S. Treasury Bonds
3.000%	05/15/47	525	540,217
3.625%	08/15/43	3,260	3,741,105
4.375%	11/15/39	960	1,221,525
4.375%	05/15/40	2,720	3,467,469
4.500%	08/15/39	8,000	10,343,438
5.500%	08/15/28	3,000	3,909,141
6.125%	08/15/29	11,000	15,268,086
6.500%	11/15/26	9,000	12,140,859
7.250%	08/15/22	9,000	11,229,258
8.000%	11/15/21	10,000	12,460,938
U.S. Treasury Notes
0.750%	12/31/17	10	9,990
0.750%	01/31/18(k)	36,791	36,740,206
1.000%	11/30/18	10,000	9,954,688
1.000%	11/30/19	4,000	3,957,812
1.375%	05/31/20	4,000	3,978,594
1.500%	08/31/18	10,000	10,012,109
1.500%	02/28/19	10,000	10,009,375
1.500%	06/15/20	115	114,748
2.125%	05/15/25(a)	24,300	24,142,430
2.750%	11/15/23	7,000	7,275,625
3.625%	02/15/20	1,000	1,048,516
U.S. Treasury Strips Coupon
1.456%(s)	05/15/20	7,010	6,732,462
1.499%(s)	05/15/21	3,000	2,816,012
1.508%(s)	08/15/20	1,150	1,097,828
1.695%(s)	05/15/26	3,000	2,448,861
2.255%(s)	11/15/22	400	360,493
2.259%(s)	02/15/28	3,500	2,714,589
2.280%(s)	02/15/29	1,125	847,226
2.310%(s)	08/15/32	390	262,319
2.366%(s)	05/15/31	8,425	5,899,585
2.403%(s)	02/15/34	2,235	1,433,988
2.486%(s)	05/15/32	4,500	3,053,993
2.496%(s)	11/15/30	400	284,627
2.562%(s)	08/15/25	8,404	7,009,443
2.620%(s)	11/15/26	4,749	3,818,108
2.809%(s)	05/15/33	2,500	1,641,902

Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. TREASURY OBLIGATIONS (Continued)
2.845%(s)	02/15/35	335	$208,396
3.938%(s)	11/15/31	465	320,663
4.721%(s)	11/15/27	13,000	10,162,008

TOTAL U.S. TREASURY OBLIGATIONS (cost $232,242,890)			232,678,632

TOTAL LONG-TERM INVESTMENTS (cost $2,596,120,793)			2,909,097,949

		Shares
SHORT-TERM INVESTMENTS — 17.7%
AFFILIATED MUTUAL FUNDS — 17.7%
Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund(w)		404,307,760	404,307,760
Prudential Investment Portfolios 2 - Prudential Institutional Money Market Fund (cost $184,770,807; includes $184,593,997 of cash collateral for securities on loan)(b)(w)		184,752,332	184,770,807

TOTAL AFFILIATED MUTUAL FUNDS (cost $589,078,567)			589,078,567

Interest Rate	Maturity Date	Principal Amount (000)#
U.S. TREASURY OBLIGATIONS(k)(n) — 0.0%
U.S. Treasury Bills
1.048%	02/22/18	20	19,913
1.085%	12/07/17	290	289,476

TOTAL U.S. TREASURY OBLIGATIONS (cost $309,340)			309,389

TOTAL SHORT-TERM INVESTMENTS (cost $589,387,907)			589,387,956

TOTAL INVESTMENTS — 105.0% (cost $3,185,508,700)			3,498,485,905
Liabilities in excess of other assets(z) — (5.0)%			(167,745,480)

NET ASSETS — 100.0%			$3,330,740,425

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.

^	Indicates a Level 3 security. The aggregate value of Level 3 securities is $199,177 and 0.0% of net assets.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $180,812,863; cash collateral of $184,593,997 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.

A845

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at September 30, 2017.

(cc)	Variable rate instrument. The rate shown is based on the latest available information as of September 30, 2017. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.

(dd)	On June 14, 2017, GenOn Energy, Inc. and Its subsidiaries filed for bankruptcy under Chapter 11. In connection with the Chapter 11 plan of reorganization (the “GenOn Reorganization Plan”) GenOn Energy, Inc and Its subsidiaries will issue a 144A high yield bond offering for the exit financing of the bankruptcy. As part of the GenOn Reorganization Plan and restructuring of the existing bond, J.P. Morgan Investment Management, Inc. has agreed to participate in a backstop commitment of $348,000 for the new bond offering. Under the commitment agreement, the Fund will be obligated to purchase all of the unsubscribed shares of the bond offering. The Fund has received a backstop fee of $17,400 in conjunction with this commitment. The offering is expected to close by December 31, 2017.

(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.

(n)	Rate shown reflects yield to maturity at purchase date.

(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.

(ss)	Represents zero coupon bond.

(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund and Prudential Institutional Money Market Fund.

(z)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts outstanding at September 30, 2017:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Current Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Long Positions:
23	2 Year U.S. Treasury Notes	Dec. 2017	$4,973,906	$4,961,172	$(12,734)
986	10 Year Australian Treasury Bonds	Dec. 2017	763,501,701	761,287,517	(2,214,184)
1,448	10 Year U.S. Treasury Notes	Dec. 2017	183,042,781	181,452,500	(1,590,281)
10	20 Year U.S. Treasury Bonds	Dec. 2017	1,549,297	1,528,125	(21,172)
2	30 Year U.S. Ultra Treasury Bonds	Dec. 2017	332,000	330,250	(1,750)
293	ASX SPI 200 Index	Dec. 2017	32,808,093	32,566,792	(241,301)
468	Euro Currency	Dec. 2017	70,497,050	69,407,325	(1,089,725)
1,600	Euro STOXX 50 Index	Dec. 2017	66,013,001	67,623,212	1,610,211
361	Mini MSCI EAFE Index	Dec. 2017	35,220,060	35,710,120	490,060
1,216	Mini MSCI Emerging Markets Index	Dec. 2017	67,187,650	66,229,440	(958,210)
933	Russell 2000 Mini Index	Dec. 2017	65,438,288	69,643,785	4,205,497
1,822	S&P 500 E-Mini Index	Dec. 2017	224,192,545	229,216,710	5,024,165
443	TOPIX Index	Dec. 2017	62,172,815	65,943,124	3,770,309

					8,970,885

Short Positions:
731	10 Year Euro-Bund	Dec. 2017	140,176,906	139,106,855	1,070,051
395	10 Year U.K. Gilt	Dec. 2017	67,067,509	65,569,566	1,497,943
4	10 Year U.S. Treasury Notes	Dec. 2017	501,688	501,250	438
54	10 Year U.S. Ultra Treasury Notes	Dec. 2017	7,326,320	7,253,719	72,601
345	FTSE 100 Index	Dec. 2017	34,143,969	33,884,218	259,751
4,673	MSCI Europe Net Total Return Index	Dec. 2017	116,549,758	118,550,934	(2,001,176)
116	S&P/TSX 60 Index	Dec. 2017	16,251,297	17,081,819	(830,522)

					69,086

					$9,039,971

Cash and foreign currency of $6,919,903 and securities with a combined market value of $35,072,329 have been segregated with Goldman Sachs & Co. to cover requirements for open futures contracts at September 30, 2017.

A846

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Forward foreign currency exchange contracts outstanding at September 30, 2017:

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts:
British Pound,
Expiring 10/10/17	Barclays Capital Group	GBP	24,820	$ 32,925,552	$ 33,271,428	$ 345,876
Chilean Peso,
Expiring 12/15/17	Goldman Sachs & Co.	CLP	259,518	417,098	404,749	(12,349)
Expiring 12/29/17	Citigroup Global Markets	CLP	263,047	420,868	410,103	(10,765)
Colombian Peso,
Expiring 12/15/17	Goldman Sachs & Co.	COP	619,720	210,760	209,183	(1,577)
Czech Koruna,
Expiring 12/15/17	Goldman Sachs & Co.	CZK	8,316	384,167	380,252	(3,915)
Expiring 12/15/17	Goldman Sachs & Co.	CZK	927	42,627	42,386	(241)
Danish Krone,
Expiring 10/10/17	Hong Kong & Shanghai Bank	DKK	3,398	544,144	540,098	(4,046)
Expiring 10/10/17	Morgan Stanley	DKK	1,956	313,386	310,868	(2,518)
Expiring 10/10/17	Toronto Dominion	DKK	3,052	490,459	485,024	(5,435)
Expiring 10/10/17	Toronto Dominion	DKK	2,535	408,826	402,896	(5,930)
Expiring 10/10/17	Toronto Dominion	DKK	1,690	273,122	268,624	(4,498)
Euro,
Expiring 10/10/17	Goldman Sachs & Co.	EUR	1,647	1,963,568	1,948,078	(15,490)
Expiring 10/18/17	Citigroup Global Markets	EUR	598	715,747	707,847	(7,900)
Hungarian Forint,
Expiring 12/15/17	Hong Kong & Shanghai Bank	HUF	54,292	211,341	206,666	(4,675)
Indonesian Rupiah,
Expiring 12/15/17	Goldman Sachs & Co.	IDR	2,804,886	210,530	206,813	(3,717)
Israeli Shekel,
Expiring 12/15/17	Hong Kong & Shanghai Bank	ILS	739	209,813	209,607	(206)
Mexican Peso,
Expiring 12/15/17	Citigroup Global Markets	MXN	3,998	217,221	216,818	(403)
Expiring 12/15/17	Goldman Sachs & Co.	MXN	7,309	405,531	396,393	(9,138)
Norwegian Krone,
Expiring 10/10/17	Hong Kong & Shanghai Bank	NOK	10,036	1,278,045	1,260,438	(17,607)
Polish Zloty,
Expiring 12/15/17	Hong Kong & Shanghai Bank	PLN	743	210,760	203,635	(7,125)
Expiring 12/15/17	Royal Bank of Canada	PLN	752	210,677	206,080	(4,597)
Russian Ruble,
Expiring 12/15/17	Goldman Sachs & Co.	RUB	12,326	210,253	211,196	943
Expiring 12/15/17	Goldman Sachs & Co.	RUB	12,190	209,085	208,871	(214)
Expiring 12/15/17	Goldman Sachs & Co.	RUB	12,059	206,396	206,613	217
Swedish Krona,
Expiring 10/10/17	Barclays Capital Group	SEK	3,211	394,821	394,440	(381)
Expiring 10/10/17	Hong Kong & Shanghai Bank	SEK	10,220	1,282,124	1,255,591	(26,533)
Expiring 10/10/17	Hong Kong & Shanghai Bank	SEK	2,250	280,925	276,354	(4,571)
Swiss Franc,
	Australia and New Zealand
Expiring 10/10/17	Banking Group	CHF	1,426	1,500,285	1,473,463	(26,822)
	Australia and New Zealand
Expiring 10/10/17	Banking Group	CHF	1,069	1,106,561	1,104,578	(1,983)
Expiring 10/10/17	National Australia Bank Ltd.	CHF	937	976,226	967,960	(8,266)
Turkish Lira,
Expiring 12/15/17	Citigroup Global Markets	TRY	2,157	611,203	591,821	(19,382)

				$ 48,842,121	$ 48,978,873	136,752

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts:
Australian Dollar,
Expiring 12/15/17	Citigroup Global Markets	AUD	266	$ 207,666	$ 208,183	$ (517)
Expiring 12/15/17	Goldman Sachs & Co.	AUD	262	209,849	204,905	4,944

A847

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Forward foreign currency exchange contracts outstanding at September 30, 2017 (continued):

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts (cont’d.):
British Pound,
Expiring 10/18/17	Toronto Dominion	GBP	3,113	$ 4,225,659	$ 4,174,444	$ 51,215
Canadian Dollar,
Expiring 12/15/17	Credit Suisse First Boston Corp.	CAD	258	210,253	206,547	3,706
Expiring 12/15/17	Hong Kong & Shanghai Bank	CAD	261	209,085	208,965	120
Chilean Peso,
Expiring 12/15/17	Citigroup Global Markets	CLP	64,255	100,262	100,213	49
Expiring 12/15/17	Goldman Sachs & Co.	CLP	130,530	204,304	203,576	728
Expiring 12/15/17	Goldman Sachs & Co.	CLP	64,734	101,000	100,960	40
Expiring 12/29/17	Goldman Sachs & Co.	CLP	131,523	210,639	205,051	5,588
Expiring 12/29/17	Goldman Sachs & Co.	CLP	65,762	102,566	102,527	39
Expiring 12/29/17	Goldman Sachs & Co.	CLP	65,762	102,559	102,526	33
Danish Krone,
Expiring 10/10/17	Goldman Sachs & Co.	DKK	33,026	5,308,248	5,248,717	59,531
Euro,
Expiring 10/10/17	Barclays Capital Group	EUR	563	673,067	665,887	7,180
Expiring 10/10/17	Goldman Sachs & Co.	EUR	110,883	132,582,190	131,130,884	1,451,306
Expiring 10/10/17	National Australia Bank Ltd.	EUR	3,237	3,858,956	3,828,365	30,591
Expiring 10/10/17	State Street Bank	EUR	3,788	4,537,696	4,479,451	58,245
Expiring 10/18/17	Goldman Sachs & Co.	EUR	348	415,070	411,480	3,590
Expiring 10/18/17	National Australia Bank Ltd.	EUR	16,204	19,358,835	19,170,967	187,868
Expiring 10/18/17	State Street Bank	EUR	923	1,086,145	1,092,022	(5,877)
Expiring 12/15/17	Royal Bank of Canada	EUR	356	428,247	422,645	5,602
Hong Kong Dollar,
Expiring 10/18/17	Citigroup Global Markets	HKD	2,336	299,125	299,227	(102)
Hungarian Forint,
Expiring 12/15/17	Goldman Sachs & Co.	HUF	54,292	212,041	206,666	5,375
Israeli Shekel,
Expiring 12/15/17	Hong Kong & Shanghai Bank	ILS	739	210,760	209,608	1,152
Japanese Yen,
Expiring 10/18/17	Toronto Dominion	JPY	866,768	7,799,293	7,710,289	89,004
Mexican Peso,
Expiring 12/15/17	Goldman Sachs & Co.	MXN	3,628	202,108	196,753	5,355
Philippine Peso,
Expiring 12/15/17	Citigroup Global Markets	PHP	10,853	210,530	212,748	(2,218)
Polish Zloty,
Expiring 12/15/17	Hong Kong & Shanghai Bank	PLN	750	210,579	205,488	5,091
Expiring 12/15/17	Hong Kong & Shanghai Bank	PLN	745	209,018	204,228	4,790
Russian Ruble,
Expiring 12/15/17	Goldman Sachs & Co.	RUB	12,059	205,155	206,613	(1,458)
Singapore Dollar,
Expiring 10/19/17	National Australia Bank Ltd.	SGD	2,581	1,918,732	1,903,161	15,571
South African Rand,
Expiring 12/15/17	Citigroup Global Markets	ZAR	2,804	210,612	204,515	6,097
Expiring 12/15/17	Citigroup Global Markets	ZAR	2,788	209,965	203,363	6,602
Swedish Krona,
Expiring 10/18/17	Goldman Sachs & Co.	SEK	2,775	348,848	341,072	7,776
Swiss Franc,
Expiring 10/10/17	Hong Kong & Shanghai Bank	CHF	5,509	5,753,301	5,692,999	60,302
Expiring 10/10/17	National Australia Bank Ltd.	CHF	1,130	1,178,951	1,168,061	10,890
Expiring 10/10/17	National Australia Bank Ltd.	CHF	643	678,883	664,938	13,945

				$193,990,197	$191,898,044	2,092,153

						$2,228,905

Cross currency exchange contracts outstanding at September 30, 2017:

Settlement	Type		Notional Amount (000)		In Exchange for (000)	Unrealized Appreciation (Depreciation)	Counterparty
OTC cross currency exchange contracts:
10/10/17	Buy	EUR	914	CHF	1,052	$ (5,476)	Goldman Sachs & Co.
10/10/17	Buy	EUR	1,355	GBP	1,223	(37,138)	Royal Bank of Canada
						$(42,614)

A848

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Total return swap agreements outstanding at September 30, 2017:

Counterparty(2)	Termination Date	Long(Short) Notional Amount (000)#	Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(1)
OTC swap agreements:
Bank of America	10/09/17	GBP 84	Pay or receive monthly amounts based on market value fluctuation of Anglo American PLC	$(95,641)	$ —	$(95,641)
Bank of America	10/09/17	GBP 52	Pay or receive monthly amounts based on market value fluctuation of Ashtead Group PLC	81,378	—	81,378
Bank of America	10/09/17	GBP 219	Pay or receive monthly amounts based on market value fluctuation of Aviva PLC	29,596	—	29,596
Bank of America	10/09/17	GBP 154	Pay or receive monthly amounts based on market value fluctuation of Barratt Developments PLC	12,958	—	12,958
Bank of America	10/09/17	GBP 41	Pay or receive monthly amounts based on market value fluctuation of Fevertree Drinks PLC	(130,482)	—	(130,482)
Bank of America	10/09/17	GBP 671	Pay or receive monthly amounts based on market value fluctuation of Glencore PLC	(233,419)	—	(233,419)
Bank of America	10/09/17	GBP 30	Pay or receive monthly amounts based on market value fluctuation of Intercontinental Hotels Group PLC	65,525	—	65,525
Bank of America	10/09/17	GBP 2,866	Pay or receive monthly amounts based on market value fluctuation of Lloyds Banking Group PLC	181,966	—	181,966
Bank of America	10/09/17	GBP 18	Pay or receive monthly amounts based on market value fluctuation of Next PLC	50,203	—	50,203
Bank of America	10/09/17	GBP 53	Pay or receive monthly amounts based on market value fluctuation of Persimmon PLC	(4,483)	—	(4,483)
Bank of America	10/09/17	GBP 55	Pay or receive monthly amounts based on market value fluctuation of Rio Tinto PLC	(176,634)	—	(176,634)
Bank of America	10/09/17	GBP 481	Pay or receive monthly amounts based on market value fluctuation of Taylor Wimpey PLC	(15,505)	—	(15,505)
Bank of America	10/09/17	GBP 37	Pay or receive monthly amounts based on market value fluctuation of Weir Group PLC	74,659	—	74,659

				$(159,879)	$ —	$(159,879)

(1)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).

(2)	The Portfolio receives or pays monthly 1 Month USD LIBOR in the positions shown in the table above.

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2017 in valuing such portfolio securities:

A849

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Australia	$ 298,634	$10,993,346	$—
Austria	—	1,837,644	—
Belgium	—	6,055,290	—
Bermuda	688,258	—	—
Brazil	13,987,986	—	—
Canada	22,182,806	—	—
Chile	911,503	—	—
China	13,892,656	36,685,376	—
Denmark	—	11,715,361	—
Finland	—	2,076,842	—
France	—	74,673,960	—
Germany	—	51,414,655	—
Hong Kong	2,067,680	22,487,547	—
Hungary	—	1,390,992	—
India	17,662,877	4,004,407	—
Indonesia	—	6,855,840	—
Ireland	436,860	442,675	—
Israel	102,045	—	—
Italy	—	8,199,870	—
Japan	—	70,416,105	—
Luxembourg	—	404,509	—
Macau	—	1,609,708	—
Malaysia	—	2,745,328	—
Mexico	2,107,119	—	—
Netherlands	—	27,377,953	—
New Zealand	—	243,361	—
Norway	—	281,846	—
Panama	928,994	—	—
Peru	1,312,127	—	—
Poland	—	1,407,877	—
Russia	10,194,578	1,757,538	—
Singapore	—	4,750,099	—
South Africa	—	15,311,113	—
South Korea	11,793,176	20,569,279	—
Spain	—	11,906,901	—
Sweden	—	8,656,628	—
Switzerland	—	55,623,514	—
Taiwan	6,747,547	16,238,902	—
Thailand	1,296,590	4,855,891	—
Turkey	—	4,848,747	—
United Kingdom	604,888	59,411,538	—
United States	1,132,756,991	3,706,229	72,401
Vietnam	—	398,436	—
Preferred Stocks
Bermuda	225,013	—	—
Brazil	4,651,104	—	—
China	8,884,432	—	—
Germany	—	3,661,900	—
Israel	617,250	—	—
Russia	—	474,760	—
United States	37,855,063	—	6,078
Rights
United States	—	—	19,140
Warrant	—	878	—
Asset-Backed Securities
Automobiles	—	5,755,495	—
Consumer Loans	—	987,575	—
Home Equity Loans	—	33,885,725	—
Manufactured Housing	—	356,744	—
Other	—	1,529,095	—
Residential Mortgage-Backed Securities	—	26,016,760	—

A850

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Bank Loans	$—	$3,936,345	$98,612
Commercial Mortgage-Backed Securities	—	11,549,743	—
Convertible Bonds
Austria	—	1,503,179	—
Belgium	—	1,276,445	—
China	—	5,176,956	—
Cyprus	—	1,136,318	—
Finland	—	487,649	—
France	—	7,095,709	—
Germany	—	9,031,156	—
Hong Kong	—	2,131,439	—
Hungary	—	554,781	—
Italy	—	515,528	—
Japan	—	8,651,830	—
Mexico	—	523,579	—
Norway	—	1,112,009	—
Singapore	—	2,247,410	—
South Africa	—	612,044	—
Sweden	—	538,496	—
Switzerland	—	2,079,489	—
Taiwan	—	1,283,498	—
United Arab Emirates	—	2,906,521	—
United Kingdom	—	3,120,884	—
United States	—	57,201,292	—
Corporate Bonds
Argentina	—	1,147,402	—
Australia	—	3,827,311	—
Azerbaijan	—	434,999	—
Belgium	—	3,874,395	—
Bermuda	—	158,004	—
Brazil	—	2,799,759	—
Canada	—	13,461,097	—
Chile	—	624,797	—
China	—	1,144,978	—
Colombia	—	812,090	—
Denmark	—	315,694	—
Finland	—	146,843	—
France	—	3,208,198	—
Germany	—	2,115,711	—
Hong Kong	—	425,309	—
India	—	512,038	—
Indonesia	—	1,319,897	—
Ireland	—	1,327,828	—
Israel	—	515,103	—
Italy	—	859,565	—
Japan	—	315,602	—
Kazakhstan	—	1,496,788	—
Luxembourg	—	5,453,418	—
Mexico	—	5,036,333	—
Morocco	—	224,977	—
Netherlands	—	6,035,548	—
New Zealand	—	930,660	—
Norway	—	603,232	—
Peru	—	885,804	—
Portugal	—	201,642	—
Russia	—	1,376,634	—
South Africa	—	611,128	—
South Korea	—	119,375	—
Spain	—	897,765	—
Sri Lanka	—	209,459	—
Sweden	—	1,235,848	—

A851

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Corporate Bonds (continued)
Switzerland	$—	$2,483,770	$—
Trinidad & Tobago	—	211,605	—
Tunisia	—	194,545	—
Ukraine	—	426,536	—
United Arab Emirates	—	384,909	—
United Kingdom	—	13,413,059	—
United States	—	310,789,327	2,946
Venezuela	—	661,249	—
Foreign Government Bonds	—	63,200,501	—
Municipal Bonds	—	392,605	—
Residential Mortgage-Backed Securities	—	72,454,452	—
U.S. Government Agency Obligations	—	106,039,635	—
U.S. Treasury Obligations	—	233,038,021	—
Affiliated Mutual Funds	589,078,567	—	—
Other Financial Instruments*
Futures Contracts	9,039,971	—	—
OTC Forward Foreign Currency Exchange Contracts	—	2,228,905	—
OTC Cross Currency Exchange Contracts	—	(42,614)	—
OTC Total Return Swap Agreements	—	(159,879)	—

Total	$1,890,324,715	$1,619,078,396	$199,177

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of September 30, 2017 were as follows:

Affiliated Mutual Funds (5.5% represents investments purchased with collateral from securities on loan)	17.7%
Banks	7.4
U.S. Treasury Obligations	7.0
Equity Real Estate Investment Trusts (REITs)	4.6
U.S. Government Agency Obligations	3.2
Pharmaceuticals	3.1
Residential Mortgage-Backed Securities	3.0
Insurance	2.8
Oil, Gas & Consumable Fuels	2.7
Internet Software & Services	2.5
Software	2.5
Media	2.3
Semiconductors & Semiconductor Equipment	2.1
Capital Markets	2.0
Foreign Government Bonds	1.9
Machinery	1.8
Technology Hardware, Storage & Peripherals	1.6
IT Services	1.6
Health Care Providers & Services	1.3
Oil & Gas	1.2
Chemicals	1.2
Telecommunications	1.1
Specialty Retail	1.1
Home Equity Loans	1.0
Hotels, Restaurants & Leisure	1.0
Beverages	1.0
Electric Utilities	1.0

Biotechnology	0.9%
Internet & Direct Marketing Retail	0.9
Semiconductors	0.8
Aerospace & Defense	0.8
Automobiles	0.8
Diversified Financial Services	0.8
Textiles, Apparel & Luxury Goods	0.7
Industrial Conglomerates	0.7
Electronic Equipment, Instruments & Components	0.7
Metals & Mining	0.7
Real Estate Investment Trusts (REITs)	0.6
Household Durables	0.6
Health Care Equipment & Supplies	0.6
Airlines	0.6
Electric	0.6
Food & Staples Retailing	0.6
Tobacco	0.5
Healthcare-Services	0.5
Internet	0.5
Food Products	0.5
Pipelines	0.5
Building Products	0.5
Electrical Equipment	0.4
Diversified Telecommunication Services	0.4
Real Estate Management & Development	0.4
Construction Materials	0.4
Personal Products	0.4
Road & Rail	0.4
Life Sciences Tools & Services	0.4
Multi-Utilities	0.4
Auto Components	0.4
Commercial Mortgage-Backed Securities	0.3
Consumer Finance	0.3
Commercial Services & Supplies	0.3

A852

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Containers & Packaging	0.3%
Auto Manufacturers	0.3
Wireless Telecommunication Services	0.3
Commercial Services	0.3
Communications Equipment	0.3
Household Products	0.3
Retail	0.3
Computers	0.2
Foods	0.2
Construction & Engineering	0.2
Real Estate	0.2
Multiline Retail	0.2
Auto Parts & Equipment	0.2
Miscellaneous Manufacturing	0.2
Healthcare-Products	0.2
Distributors	0.2
Lodging	0.1
Mining	0.1
Trading Companies & Distributors	0.1
Transportation Infrastructure	0.1
Transportation	0.1
Building Materials	0.1
Entertainment	0.1
Paper & Forest Products	0.1
Professional Services	0.1
Oil & Gas Services	0.1
Health Care Technology	0.1
Agriculture	0.1
Packaging & Containers	0.1
Independent Power & Renewable Electricity Producers	0.1
Engineering & Construction	0.1
Electrical Components & Equipment	0.1
Gas	0.1
Holding Companies-Diversified	0.1
Investment Companies	0.1
Iron/Steel	0.1
Energy Equipment & Services	0.1
Home Furnishings	0.1
Coal	0.1

Machinery-Diversified	0.1%
Leisure Time	0.1
Diversified Consumer Services	0.0	*
Thrifts & Mortgage Finance	0.0	*
Other	0.0	*
Household Products/Wares	0.0	*
Machinery-Construction & Mining	0.0	*
Trucking & Leasing	0.0	*
Consumer Loans	0.0	*
Electronics	0.0	*
Distribution/Wholesale	0.0	*
Energy-Alternate Sources	0.0	*
Air Freight & Logistics	0.0	*
Gas Utilities	0.0	*
Environmental Control	0.0	*
Forest Products & Paper	0.0	*
Apparel	0.0	*
Metal Fabricate/Hardware	0.0	*
Home Builders	0.0	*
Housewares	0.0	*
Municipal Bonds	0.0	*
Advertising	0.0	*
Manufactured Housing	0.0	*
Cosmetics/Personal Care	0.0	*
Water Utilities	0.0	*
Private Equity	0.0	*
Leisure Products	0.0	*
Office/Business Equipment	0.0	*
Marine	0.0	*
Electronic Components & Equipment	0.0	*
Water	0.0	*
Oil & Gas Exploration & Production	0.0	*

	105.0
Liabilities in excess of other assets	(5.0)

	100.0%

* Less than +/- 0.05%

A853

AST J.P. MORGAN INTERNATIONAL EQUITY PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 97.2%
COMMON STOCKS — 96.2%
Australia — 1.1%
BHP Billiton Ltd.	189,305	$3,839,066
BHP Billiton PLC	78,745	1,389,532

		5,228,598

Belgium — 1.2%
Anheuser-Busch InBev SA/NV	46,328	5,537,890

Canada — 0.0%
Nortel Networks Corp.*^	2,492	1

China — 3.3%
Baidu, Inc., ADR*	21,400	5,300,566
China Overseas Land & Investment Ltd.	606,000	1,977,205
CNOOC Ltd.	2,714,000	3,513,415
Ping An Insurance Group Co. of China Ltd. (Class H Stock)	581,000	4,487,884

		15,279,070

Denmark — 1.5%
Novo Nordisk A/S (Class B Stock)	140,745	6,766,841

France — 13.2%
Accor SA	99,464	4,946,665
AXA SA	197,756	5,978,553
BNP Paribas SA	106,629	8,602,330
Essilor International SA	23,198	2,875,087
Imerys SA	35,892	3,243,019
LVMH Moet Hennessy Louis Vuitton SE	22,694	6,273,431
Orange SA	324,340	5,310,695
Pernod Ricard SA	29,476	4,077,520
Safran SA	66,695	6,815,465
Sanofi	64,311	6,401,911
Schneider Electric SE*	67,757	5,900,318

		60,424,994

Germany — 8.3%
Allianz SE	31,983	7,182,920
Bayer AG	53,456	7,302,227
Continental AG	27,739	7,044,810
Fresenius Medical Care AG & Co. KGaA	42,768	4,181,248
Linde AG	27,294	5,675,699
SAP SE	61,131	6,702,687

		38,089,591

Hong Kong — 4.5%
AIA Group Ltd.	973,800	7,209,335
CK Asset Holdings Ltd.	553,500	4,601,429
CK Hutchison Holdings Ltd.	437,500	5,603,627
Sands China Ltd.	584,800	3,058,562

		20,472,953

India — 1.1%
HDFC Bank Ltd., ADR	51,881	4,999,772

Indonesia — 0.6%
Astra International Tbk PT	4,474,300	2,626,893

Japan — 18.7%
Daikin Industries Ltd.	41,600	4,212,936
FANUC Corp.	27,700	5,616,276
Honda Motor Co. Ltd.	213,600	6,309,857
Inpex Corp.	394,100	4,198,261

	Shares	Value
COMMON STOCKS (Continued)
Japan (cont’d.)
Japan Tobacco, Inc.	141,000	$4,620,705
KDDI Corp.	172,500	4,547,096
Keyence Corp.	10,000	5,318,679
Komatsu Ltd.	194,600	5,510,493
Kubota Corp.	340,800	6,199,385
Makita Corp.	120,200	4,851,359
Mitsui Fudosan Co. Ltd.	162,000	3,512,649
Nidec Corp.	45,200	5,556,476
Nitto Denko Corp.	34,500	2,877,691
Shin-Etsu Chemical Co. Ltd.	61,600	5,513,197
SMC Corp.	16,223	5,732,582
Sumitomo Mitsui Financial Group, Inc.	183,500	7,053,590
Tokyo Electron Ltd.	25,200	3,879,517

		85,510,749

Macau — 0.7%
Wynn Macau Ltd.	1,145,200	3,097,173

Netherlands — 6.1%
Akzo Nobel NV	43,557	4,017,216
ASML Holding NV	39,448	6,740,744
ING Groep NV, CVA	365,942	6,745,135
Royal Dutch Shell PLC (Class A Stock)	346,225	10,463,542

		27,966,637

Singapore — 1.1%
DBS Group Holdings Ltd.	337,100	5,189,340

South Africa — 0.9%
Naspers Ltd. (Class N Stock)	17,970	3,884,622
Novus Holdings Ltd.	6,215	2,978

		3,887,600

South Korea — 2.9%
Hyundai Mobis Co. Ltd.	10,260	2,154,167
Samsung Electronics Co. Ltd., GDR	9,980	11,297,360

		13,451,527

Spain — 1.4%
Banco Bilbao Vizcaya Argentaria SA	726,577	6,495,851

Sweden — 1.2%
Atlas Copco AB (Class A Stock)	133,039	5,643,826

Switzerland — 10.3%
Cie Financiere Richemont SA	68,620	6,281,201
Glencore PLC*	1,218,883	5,594,677
LafargeHolcim Ltd., NYSE*	41,686	2,435,102
LafargeHolcim Ltd., OMXS*	52,863	3,094,860
Novartis AG	98,673	8,463,671
Roche Holding AG	31,601	8,077,852
UBS Group AG*	433,111	7,409,221
Zurich Insurance Group AG	18,150	5,546,267

		46,902,851

Taiwan — 1.0%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR(a)	122,662	4,605,958

United Kingdom — 16.2%
British American Tobacco PLC	118,323	7,407,452
Burberry Group PLC	274,594	6,483,581
Meggitt PLC	609,226	4,255,265
Persimmon PLC	107,093	3,706,203

A854

AST J.P. MORGAN INTERNATIONAL EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
United Kingdom (cont’d.)
Prudential PLC	384,150	$9,192,888
RELX NV	200,042	4,255,567
Rio Tinto Ltd	73,306	3,842,329
Rio Tinto PLC	79,835	3,716,244
Standard Chartered PLC*	516,877	5,139,350
TechnipFMC PLC*	105,988	2,930,947
Travis Perkins PLC	95,902	1,861,500
Unilever PLC	181,437	10,501,443
Vodafone Group PLC	2,441,560	6,836,819
WPP PLC	216,685	4,020,821

		74,150,409

United States — 0.9%
Shire PLC	75,987	3,870,300

TOTAL COMMON STOCKS
(cost $358,038,478)		440,198,824

PREFERRED STOCK — 1.0%
Germany
Henkel AG & Co. KGaA (PRFC)
(cost $3,142,232)	32,916	4,484,533

TOTAL LONG-TERM INVESTMENTS
(cost $361,180,710)		444,683,357

	Shares	Value
SHORT-TERM INVESTMENTS — 3.2%
AFFILIATED MUTUAL FUNDS
Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund(w)	10,284,487	$10,284,487
Prudential Investment Portfolios 2 - Prudential Institutional Money Market Fund (cost $4,431,688; includes $4,427,821 of cash collateral for securities on loan)(b)(w)	4,431,245	4,431,688

TOTAL SHORT-TERM INVESTMENTS
(cost $14,716,175)		14,716,175

TOTAL INVESTMENTS — 100.4%
(cost $375,896,885)		459,399,532
Liabilities in excess of other assets — (0.4)%		(1,655,970)

NET ASSETS — 100.0%		$457,743,562

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.
^	Indicates a Level 3 security. The aggregate value of Level 3 securities is $1 and 0.0% of net assets.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $4,374,575; cash collateral of $4,427,821 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund and Prudential Institutional Money Market Fund.

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2017 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Australia	$—	$5,228,598	$—
Belgium	—	5,537,890	—
Canada	—	—	1
China	5,300,566	9,978,504	—
Denmark	—	6,766,841	—
France	—	60,424,994	—
Germany	—	38,089,591	—
Hong Kong	—	20,472,953	—
India	4,999,772	—	—
Indonesia	—	2,626,893	—
Japan	—	85,510,749	—
Macau	—	3,097,173	—

A855

AST J.P. MORGAN INTERNATIONAL EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Common Stocks (continued)
Netherlands	$—	$27,966,637	$—
Singapore	—	5,189,340	—
South Africa	—	3,887,600	—
South Korea	11,297,360	2,154,167	—
Spain	—	6,495,851	—
Sweden	—	5,643,826	—
Switzerland	—	46,902,851	—
Taiwan	4,605,958	—	—
United Kingdom	—	74,150,409	—
United States	—	3,870,300	—
Preferred Stock
Germany	—	4,484,533	—
Affiliated Mutual Funds	14,716,175	—	—

Total	$40,919,831	$418,479,700	$1

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

It is the Portfolio’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period. At the reporting period end, securities transferred levels as follows:

Investments in Securities	Amount Transferred	Level Transfer	Logic
Common Stocks	$5,883,251	L1 to L2	Official Close to Model Price

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of September 30, 2017 were as follows:

Banks	9.7%
Insurance	8.7
Pharmaceuticals	8.1
Machinery	7.3
Textiles, Apparel & Luxury Goods	4.2
Metals & Mining	4.0
Oil, Gas & Consumable Fuels	4.0
Chemicals	4.0
Semiconductors & Semiconductor Equipment	3.3
Affiliated Mutual Funds (1.0% represents investments purchased with collateral from securities on loan)	3.2
Tobacco	2.6
Electrical Equipment	2.5
Wireless Telecommunication Services	2.5
Technology Hardware, Storage & Peripherals	2.5
Hotels, Restaurants & Leisure	2.4
Aerospace & Defense	2.4
Personal Products	2.3
Real Estate Management & Development	2.2
Beverages	2.1
Auto Components	2.0

Automobiles	2.0%
Construction Materials	1.9
Media	1.7
Capital Markets	1.6
Software	1.5
Industrial Conglomerates	1.2
Electronic Equipment, Instruments & Components	1.2
Diversified Telecommunication Services	1.2
Internet Software & Services	1.2
Household Products	1.0
Professional Services	0.9
Building Products	0.9
Health Care Providers & Services	0.9
Biotechnology	0.8
Household Durables	0.8
Energy Equipment & Services	0.6
Health Care Equipment & Supplies	0.6
Trading Companies & Distributors	0.4
Commercial Services & Supplies	0.0 *

100.4
Liabilities in excess of other assets	(0.4)

100.0%

    * Less than +/- 0.05%

A856

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 86.7%
COMMON STOCKS — 40.2%
Aerospace & Defense — 0.6%
Airbus SE (France)	13,516	$1,286,651
General Dynamics Corp.	20,248	4,162,584
L3 Technologies, Inc.	6,495	1,223,853
Meggitt PLC (United Kingdom)	135,809	948,586
Northrop Grumman Corp.	14,029	4,036,424
Raytheon Co.	4,247	792,405
Safran SA (France)	17,246	1,762,344
United Technologies Corp.	13,200	1,532,256

		15,745,103

Air Freight & Logistics — 0.1%
Deutsche Post AG (Germany)	21,692	966,900
Yamato Holdings Co. Ltd. (Japan)	26,000	525,198

		1,492,098

Airlines — 0.4%
Aeroflot PJSC (Russia)	63,370	202,571
Air China Ltd. (China) (Class H Stock)	132,000	109,791
AirAsia Bhd (Malaysia)	484,800	396,478
Copa Holdings SA (Panama) (Class A Stock)	6,070	755,897
Delta Air Lines, Inc.	77,774	3,750,262
International Consolidated Airlines Group SA (United Kingdom)	128,752	1,026,089
Japan Airlines Co. Ltd. (Japan)	16,500	558,547
Ryanair Holdings PLC (Ireland), ADR*	5,583	588,560
Southwest Airlines Co.	32,207	1,802,948
United Continental Holdings, Inc.*	13,433	817,801

		10,008,944

Auto Components — 0.2%
Bridgestone Corp. (Japan)	16,300	740,081
Continental AG (Germany)	7,335	1,862,853
Faurecia (France)	24,856	1,724,895
Hyundai Mobis Co. Ltd. (South Korea)	3,094	649,610
Nexteer Automotive Group Ltd. (China)*	97,000	167,223
NGK Spark Plug Co. Ltd. (Japan)	28,200	600,563
Xinyi Glass Holdings Ltd. (Hong Kong)*	232,000	229,941

		5,975,166

Automobiles — 0.5%
Astra International Tbk PT (Indonesia)	978,800	574,660
Daimler AG (Germany)	16,263	1,298,187
Ferrari NV (Italy)	7,477	827,313
Geely Automobile Holdings Ltd. (China)	222,000	630,416
General Motors Corp. Escrow Shares*^	110,000	11
Guangzhou Automobile Group Co. Ltd. (China) (Class H Stock)	390,000	906,782
Honda Motor Co. Ltd. (Japan)	80,800	2,386,875
Mazda Motor Corp. (Japan)	33,800	517,813
Renault SA (France)	7,685	755,104
Suzuki Motor Corp. (Japan)	24,900	1,306,879
Tesla, Inc.*(a)	3,003	1,024,323
Toyota Motor Corp. (Japan)	25,300	1,508,599

		11,736,962

Banks — 4.1%
Akbank Turk A/S (Turkey)	215,838	569,609

	Shares	Value
COMMON STOCKS (Continued)
Banks (cont’d.)
Australia & New Zealand Banking Group Ltd. (Australia)	51,993	$1,211,104
Banco Bilbao Vizcaya Argentaria SA (Spain)	186,940	1,671,309
Banco do Brasil SA (Brazil)	89,077	982,979
Banco Santander SA (Spain)	334,460	2,339,484
Bank Negara Indonesia Persero Tbk PT (Indonesia)	736,800	405,149
Bank of America Corp.	416,548	10,555,326
Bank of China Ltd. (China) (Class H Stock)	1,631,000	810,155
Bank Rakyat Indonesia Persero Tbk PT (Indonesia)	516,700	586,619
Bankia SA (Spain)	129,586	625,611
BNP Paribas SA (France)	73,835	5,956,664
China Construction Bank Corp. (China) (Class H Stock)	2,973,000	2,483,799
China Merchants Bank Co. Ltd. (China) (Class H Stock)	287,000	1,016,282
CIMB Group Holdings Bhd (Malaysia)	332,400	496,569
Citigroup, Inc.	106,953	7,779,761
Citizens Financial Group, Inc.	46,100	1,745,807
Comerica, Inc.	16,989	1,295,581
Commonwealth Bank of Australia (Australia)	18,568	1,099,472
Credit Agricole SA (France)	63,831	1,161,981
CTBC Financial Holding Co. Ltd. (Taiwan)	1,209,000	758,888
Danske Bank A/S (Denmark)	26,069	1,044,678
DBS Group Holdings Ltd. (Singapore)	202,500	3,117,299
East West Bancorp, Inc.	28,320	1,692,970
Erste Group Bank AG (Austria)*	14,458	624,656
Fifth Third Bancorp	36,500	1,021,270
First Republic Bank	20,577	2,149,473
Hana Financial Group, Inc. (South Korea)	21,527	893,085
Hang Seng Bank Ltd. (Hong Kong)	9,900	242,032
HDFC Bank Ltd. (India), ADR	15,487	1,492,482
HSBC Holdings PLC (United Kingdom), (QMTF)	169,180	1,672,483
HSBC Holdings PLC (United Kingdom), (XHKG)	16,400	161,981
Huntington Bancshares, Inc.	51,104	713,412
Industrial & Commercial Bank of China Ltd. (China) (Class H Stock)	3,098,000	2,315,785
Industrial Bank of Korea (South Korea)	37,484	472,537
ING Groep NV (Netherlands)	302,923	5,583,553
Intesa Sanpaolo SpA (Italy)	529,134	1,873,288
KBC Group NV (Belgium)	15,286	1,296,856
KeyCorp.	139,365	2,622,849
Kiatnakin Bank PCL (Thailand), NVDR	129,500	271,145
Krung Thai Bank PCL (Thailand), NVDR	1,228,000	693,138
Lloyds Banking Group PLC (United Kingdom)	759,651	690,337
M&T Bank Corp.	15,574	2,508,037
Malayan Banking Bhd (Malaysia)	233,500	527,373
Mitsubishi UFJ Financial Group, Inc. (Japan)	159,400	1,036,393
Nedbank Group Ltd. (South Africa)	13,520	202,296
Nordea Bank AB (Sweden)	22,078	299,758
OTP Bank PLC (Hungary)	18,623	699,142
Oversea-Chinese Banking Corp. Ltd. (Singapore)	49,000	404,067
PNC Financial Services Group, Inc. (The)	18,500	2,493,245

A857

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Banks (cont’d.)
Sberbank of Russia PJSC (Russia), ADR(a)	179,348	$2,559,296
Shinhan Financial Group Co. Ltd. (South Korea)	21,759	961,711
Societe Generale SA (France)	23,541	1,379,528
Standard Bank Group Ltd. (South Africa)	71,224	830,938
Standard Chartered PLC (United Kingdom)*	233,731	2,324,006
Sumitomo Mitsui Financial Group, Inc. (Japan)	73,000	2,806,061
SunTrust Banks, Inc.	63,830	3,815,119
SVB Financial Group*	4,140	774,553
Svenska Handelsbanken AB (Sweden) (Class A Stock)	42,710	645,276
Tisco Financial Group PCL (Thailand), NVDR	105,500	243,837
Turkiye Halk Bankasi A/S (Turkey)	201,589	685,615
U.S. Bancorp	30,900	1,655,931
UniCredit SpA (Italy)*	34,505	736,322
United Overseas Bank Ltd. (Singapore)	21,600	375,100
Wells Fargo & Co.	95,834	5,285,245
Westpac Banking Corp. (Australia)	10,950	275,431

		107,721,738

Beverages — 0.6%
Anheuser-Busch InBev SA/NV (Belgium)	23,951	2,863,020
Boston Beer Co., Inc. (The) (Class A Stock)*(a)	700	109,339
Coca-Cola Co. (The)	61,211	2,755,107
Dr. Pepper Snapple Group, Inc.	10,800	955,476
Heineken NV (Netherlands)	8,687	859,596
Kirin Holdings Co. Ltd. (Japan)	18,400	432,288
Molson Coors Brewing Co. (Class B Stock)	28,283	2,309,024
Monster Beverage Corp.*	17,913	989,693
PepsiCo, Inc.	27,145	3,024,767
Pernod Ricard SA (France)	12,971	1,794,325
Suntory Beverage & Food Ltd. (Japan)	11,600	515,984

		16,608,619

Biotechnology — 0.4%
CSL Ltd. (Australia)	3,362	353,928
Exact Sciences Corp.*(a)	21,785	1,026,509
Incyte Corp.*	5,799	676,975
Kite Pharma, Inc.*	7,055	1,268,560
Sage Therapeutics, Inc.*(a)	4,192	261,162
Shire PLC	38,212	1,946,279
Spark Therapeutics, Inc.*(a)	11,497	1,025,073
Vertex Pharmaceuticals, Inc.*	17,636	2,681,377

		9,239,863

Building Products — 0.2%
Daikin Industries Ltd. (Japan)	17,700	1,792,524
Fortune Brands Home & Security, Inc.	24,085	1,619,235
Lennox International, Inc.(a)	10,748	1,923,570

		5,335,329

Capital Markets — 1.0%
3i Group PLC (United Kingdom)	47,297	579,061
Ameriprise Financial, Inc.	5,236	777,598
Azimut Holding SpA (Italy)	35,431	767,653
BlackRock, Inc.	2,780	1,242,910
Charles Schwab Corp. (The)	101,655	4,446,390

	Shares	Value
COMMON STOCKS (Continued)
Capital Markets (cont’d.)
Credit Suisse Group AG (Switzerland)*	12,782	$202,526
Deutsche Bank AG (Germany)	5,546	96,005
Deutsche Boerse AG (Germany)	7,023	762,486
Invesco Ltd.	24,500	858,479
Lazard Ltd. (Class A Stock)	14,771	667,945
Macquarie Group Ltd. (Australia)	9,046	647,658
Morgan Stanley	77,922	3,753,503
Nasdaq, Inc.	13,588	1,054,021
Northern Trust Corp.	11,600	1,066,388
Partners Group Holding AG (Switzerland)	3,576	2,427,739
S&P Global, Inc.	15,186	2,373,724
T. Rowe Price Group, Inc.(a)	24,600	2,229,990
UBS Group AG (Switzerland)*	161,186	2,757,406

		26,711,482

Chemicals — 0.6%
AdvanSix, Inc.*	9,980	396,705
Air Liquide SA (France)	10,650	1,420,230
Akzo Nobel NV (Netherlands)	11,518	1,062,293
Asahi Kasei Corp. (Japan)	50,000	616,124
BASF SE (Germany)	1,700	181,111
Chr Hansen Holding A/S (Denmark)	5,035	432,217
Covestro AG (Germany), 144A	15,279	1,314,761
Hyosung Corp. (South Korea)	4,532	577,539
LG Chem Ltd. (South Korea)	4,231	1,453,570
Linde AG (Germany)	9,924	2,063,663
Nitto Denko Corp. (Japan)	9,300	775,725
Petkim Petrokimya Holding A/S (Turkey)	270,334	453,618
PTT Global Chemical PCL (Thailand), NVDR	171,000	395,241
Shin-Etsu Chemical Co. Ltd. (Japan)	22,000	1,968,999
Sumitomo Chemical Co. Ltd. (Japan)	223,000	1,395,102

		14,506,898

Commercial Services & Supplies — 0.2%
Copart, Inc.*	32,337	1,111,423
Novus Holdings Ltd. (South Africa)	2,257	1,081
Waste Connections, Inc. (Canada)	65,741	4,599,240

		5,711,744

Communications Equipment — 0.2%
Accton Technology Corp. (Taiwan)	82,000	264,294
Arista Networks, Inc.*(a)	7,454	1,413,353
BYD Electronic International Co. Ltd. (China)	84,500	250,397
Cisco Systems, Inc.	47,800	1,607,513
CommScope Holding Co., Inc.*	27,300	906,633
Nokia OYJ (Finland)	128,377	771,349
Palo Alto Networks, Inc.*	6,255	901,346

		6,114,885

Construction & Engineering — 0.2%
ACS Actividades de Construccion y Servicios SA (Spain)	17,033	631,880
HOCHTIEF AG (Germany)	4,483	757,188
Hyundai Engineering & Construction Co. Ltd. (South Korea)	7,680	258,065
Kajima Corp. (Japan)	45,000	447,274
Tekfen Holding A/S (Turkey)	83,101	273,120

A858

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Construction & Engineering (cont’d.)
Vinci SA (France)	27,232	$2,587,383

		4,954,910

Construction Materials — 0.3%
Anhui Conch Cement Co. Ltd. (China) (Class H Stock)	106,000	425,455
Eagle Materials, Inc.	20,667	2,205,169
HeidelbergCement AG (Germany)	2,915	299,980
Imerys SA (France)	9,809	886,292
LafargeHolcim Ltd. (Switzerland), (XBRN)*	25,210	1,475,916
LafargeHolcim Ltd. (Switzerland), (XPAR)*	11,902	695,260
Martin Marietta Materials, Inc.	5,800	1,196,134
Vulcan Materials Co.	8,591	1,027,484

		8,211,690

Consumer Finance — 0.2%
Ally Financial, Inc.	54,100	1,312,465
Capital One Financial Corp.	52,521	4,446,428

		5,758,893

Containers & Packaging — 0.2%
Ball Corp.	43,000	1,775,899
Graphic Packaging Holding Co.	56,800	792,360
WestRock Co.	37,677	2,137,416

		4,705,675

Distributors — 0.1%
Genuine Parts Co.	11,575	1,107,149
LKQ Corp.*	44,904	1,616,095

		2,723,244

Diversified Consumer Services — 0.0%
Kroton Educacional SA (Brazil)	160,284	1,010,647

Diversified Financial Services — 0.1%
AMP Ltd. (Australia)	67,703	257,087
Fubon Financial Holding Co. Ltd. (Taiwan)	510,000	797,013
ORIX Corp. (Japan)	21,200	342,258
Rural Electrification Corp. Ltd. (India)	107,020	250,962

		1,647,320

Diversified Telecommunication Services — 0.3%
AT&T, Inc.	47,400	1,856,657
Deutsche Telekom AG (Germany)	41,842	781,366
LG Uplus Corp. (South Korea)	39,571	462,020
Nippon Telegraph & Telephone Corp.
(Japan)	37,700	1,727,441
Orange SA (France)	85,743	1,403,943
Telecom Italia SpA (Italy)*	489,715	459,368
Telefonica SA (Spain)	44,700	485,755
Verizon Communications, Inc.	33,080	1,637,129

		8,813,679

Electric Utilities — 0.7%
American Electric Power Co., Inc.	36,925	2,593,611
Duke Energy Corp.	9,600	805,632
Edison International	24,458	1,887,424
EDP - Energias do Brasil SA (Brazil)	65,190	312,453
Enel SpA (Italy)	238,589	1,437,327
Eversource Energy	14,600	882,424
Iberdrola SA (Spain)	93,211	724,770

	Shares	Value
COMMON STOCKS (Continued)
Electric Utilities (cont’d.)
Korea Electric Power Corp. (South Korea)	18,717	$635,916
Kyushu Electric Power Co., Inc. (Japan)	21,000	223,093
NextEra Energy, Inc.	28,899	4,235,148
PG&E Corp.	15,647	1,065,404
RusHydro PJSC (Russia)	12,954,860	191,581
Transmissora Alianca de Energia Eletrica SA (Brazil), UTS	31,329	219,698
Xcel Energy, Inc.	60,262	2,851,598

		18,066,079

Electrical Equipment — 0.5%
Acuity Brands, Inc.(a)	3,709	635,278
Eaton Corp. PLC	40,586	3,116,599
Jiangnan Group Ltd. (China)	506,000	30,242
Mabuchi Motor Co. Ltd. (Japan)	13,800	691,371
Mitsubishi Electric Corp. (Japan)	148,900	2,329,296
Nidec Corp. (Japan)	17,200	2,114,411
Schneider Electric SE (France)*	33,910	2,952,902
Vestas Wind Systems A/S (Denmark)	11,239	1,010,226

		12,880,325

Electronic Equipment, Instruments & Components — 0.5%
AAC Technologies Holdings, Inc. (China)	50,500	854,540
Amphenol Corp. (Class A Stock)	24,340	2,060,138
Arrow Electronics, Inc.*	12,084	971,674
Coretronic Corp. (Taiwan)	93,000	108,840
Corning, Inc.	47,447	1,419,614
Elite Material Co. Ltd. (Taiwan)	71,000	338,120
FLEXium Interconnect, Inc. (Taiwan)	114,723	440,633
General Interface Solution Holding Ltd. (Taiwan)	63,000	628,829
Hitachi Ltd. (Japan)	116,000	817,899
Keyence Corp. (Japan)	3,500	1,861,538
Kingboard Chemical Holdings Ltd. (Hong Kong)	45,500	242,323
Kingboard Laminates Holdings Ltd. (Hong Kong)	151,000	244,589
Largan Precision Co. Ltd. (Taiwan)	6,000	1,058,491
Merry Electronics Co. Ltd. (Taiwan)	59,000	373,079
Orbotech Ltd. (Israel)*	8,267	348,950
SFA Engineering Corp. (South Korea)	4,602	166,666
Tongda Group Holdings Ltd. (Hong Kong)(a)	720,000	194,121
Zhen Ding Technology Holding Ltd. (Taiwan)	95,000	193,086

		12,323,130

Energy Equipment & Services — 0.0%
TechnipFMC PLC (United Kingdom)*	43,034	1,190,043

Equity Real Estate Investment Trusts (REITs) — 3.2%
Acadia Realty Trust	10,400	297,648
Alexandria Real Estate Equities, Inc.(a)	4,990	593,660
American Homes 4 Rent (Class A Stock)	46,781	1,015,616
AvalonBay Communities, Inc.	24,600	4,389,132
Boston Properties, Inc.(a)	17,870	2,195,866
Brandywine Realty Trust	74,200	1,297,758
Brixmor Property Group, Inc.	54,600	1,026,479
Camden Property Trust	22,412	2,049,577
Corporate Office Properties Trust	42,000	1,378,860
CubeSmart(a)	40,200	1,043,592
CyrusOne, Inc.	21,400	1,261,102

A859

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Equity Real Estate Investment Trusts (REITs) (cont’d.)
Dexus (Australia)	68,198	$508,921
Digital Realty Trust, Inc.(a)	27,230	3,222,126
EastGroup Properties, Inc.	9,200	810,704
Emlak Konut Gayrimenkul Yatirim Ortakligi A/S (Turkey)*	519,420	390,843
Equinix, Inc.	10,874	4,853,066
Equity LifeStyle Properties, Inc.	16,185	1,377,020
Equity Residential	38,800	2,558,084
Essex Property Trust, Inc.(a)	7,500	1,905,225
Federal Realty Investment Trust	14,130	1,755,087
Goodman Group (Australia)	104,900	679,182
Gramercy Property Trust(a)	50,500	1,527,625
HCP, Inc.	100,673	2,801,730
Healthcare Trust of America, Inc. (Class A Stock)	51,400	1,531,720
Highwoods Properties, Inc.	27,850	1,450,707
Host Hotels & Resorts, Inc.(a)	39,180	724,438
Investors Real Estate Trust	5,173	31,607
Invitation Homes, Inc.(a)	47,570	1,077,461
JBG SMITH Properties*	15,720	537,781
Kimco Realty Corp.(a)	109,800	2,146,590
Liberty Property Trust	21,200	870,472
Life Storage, Inc.	4,910	401,687
MGM Growth Properties LLC (Class A Stock)(a)	33,330	1,006,899
Mid-America Apartment Communities, Inc.	11,900	1,271,872
National Health Investors, Inc.(a)	25,120	1,941,525
Outfront Media, Inc.	36,000	906,480
Park Hotels & Resorts, Inc.	31,472	867,368
Pebblebrook Hotel Trust	12,370	447,052
Prologis, Inc.	102,533	6,506,744
Public Storage(a)	23,300	4,985,968
Quality Care Properties, Inc.*	21,274	329,747
Rayonier, Inc.	44,166	1,275,956
Realty Income Corp.(a)	28,650	1,638,494
Regency Centers Corp.(a)	21,070	1,307,183
RLJ Lodging Trust(a)	43,850	964,700
SBA Communications Corp.*	7,410	1,067,411
Simon Property Group, Inc.	29,748	4,789,725
SL Green Realty Corp.(a)	4,620	468,098
Sunstone Hotel Investors, Inc.	67,800	1,089,546
Ventas, Inc.	20,700	1,348,191
Vornado Realty Trust	10,160	781,101
Weyerhaeuser Co.	32,300	1,099,169
Xenia Hotels & Resorts, Inc.	5,160	108,618

		81,913,213

Food & Staples Retailing — 0.3%
Costco Wholesale Corp.	14,965	2,458,600
CVS Health Corp.	15,200	1,236,063
Kroger Co. (The)	76,438	1,533,346
Seven & i Holdings Co. Ltd. (Japan)	21,400	826,778
Walgreens Boots Alliance, Inc.	9,800	756,756
Wesfarmers Ltd. (Australia)	26,953	874,990
X5 Retail Group NV (Russia), GDR*	9,636	433,951

		8,120,484

	Shares	Value
COMMON STOCKS (Continued)
Food Products — 0.4%
Associated British Foods PLC (United Kingdom)	11,350	$485,912
M Dias Branco SA (Brazil)	11,087	175,031
Marine Harvest ASA (Norway)*	86,910	1,718,908
Mondelez International, Inc. (Class A Stock)	46,686	1,898,253
Nestle SA (Switzerland)	33,500	2,812,032
Post Holdings, Inc.*	14,800	1,306,396
Ros Agro PLC (Russia), GDR	12,539	152,453
TreeHouse Foods, Inc.*(a)	10,400	704,392
WH Group Ltd. (Hong Kong), 144A	1,022,000	1,088,433

		10,341,810

Gas Utilities — 0.0%
Tokyo Gas Co. Ltd. (Japan)	12,800	313,453

Health Care Equipment & Supplies — 0.3%
Boston Scientific Corp.*	138,225	4,032,023
Essilor International SA (France)	8,624	1,068,831
Intuitive Surgical, Inc.*	1,179	1,233,093
Koninklijke Philips NV (Netherlands)	16,170	667,170
St. Shine Optical Co. Ltd. (Taiwan)	8,000	169,764

		7,170,881

Health Care Providers & Services — 0.9%
Acadia Healthcare Co., Inc.*(a)	39,651	1,893,732
Aetna, Inc.	10,100	1,606,001
Cigna Corp.	13,151	2,458,448
Fresenius Medical Care AG & Co. KGaA (Germany)	11,249	1,099,767
HCA Healthcare, Inc.*	13,600	1,082,424
Humana, Inc.	6,815	1,660,338
Medipal Holdings Corp. (Japan)	20,700	359,753
Teladoc, Inc.*(a)	17,014	564,014
UnitedHealth Group, Inc.	70,728	13,852,079

		24,576,556

Health Care Technology — 0.1%
Evolent Health, Inc. (Class A Stock)*(a)	46,662	830,584
Veeva Systems, Inc. (Class A Stock)*	15,234	859,350

		1,689,934

Hotels, Restaurants & Leisure — 0.5%
Accor SA (France)	26,359	1,310,918
Brinker International, Inc.(a)	22,600	720,035
Carnival PLC	17,037	1,083,421
Genting Bhd (Malaysia)	109,400	247,603
Hilton Grand Vacations, Inc.*	24,270	937,550
Hilton Worldwide Holdings, Inc.	60,206	4,181,306
InterContinental Hotels Group PLC (United Kingdom)	14,927	789,647
La Quinta Holdings, Inc.*	52,276	914,830
Norwegian Cruise Line Holdings Ltd.*	20,530	1,109,647
Sands China Ltd. (Hong Kong)	154,000	805,435
Sodexo SA (France)	4,682	583,658
Whitbread PLC (United Kingdom)	5,269	265,960
Wynn Macau Ltd. (Macau)	301,200	814,590

		13,764,600

Household Durables — 0.4%
Barratt Developments PLC (United Kingdom)	54,095	445,644

A860

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Household Durables (cont’d.)
CalAtlantic Group, Inc.	12,140	$444,688
D.R. Horton, Inc.	7,200	287,496
Electrolux AB (Sweden) (Class B Stock)(a)	48,266	1,642,772
Haier Electronics Group Co. Ltd. (Hong Kong)*	120,000	293,711
Mohawk Industries, Inc.*	14,594	3,612,161
MRV Engenharia e Participacoes SA (Brazil)	101,978	440,800
Newell Brands, Inc.	9,440	402,805
Panasonic Corp. (Japan)	49,500	718,343
Persimmon PLC (United Kingdom)	28,312	979,803
Sony Corp. (Japan)	15,000	559,630
Taylor Wimpey PLC (United Kingdom)	163,729	429,125
Toll Brothers, Inc.	12,970	537,866

		10,794,844

Household Products — 0.1%
Energizer Holdings, Inc.(a)	6,650	306,233
Procter & Gamble Co. (The)	17,442	1,586,873
Reckitt Benckiser Group PLC (United Kingdom)	1,979	180,817

		2,073,923

Independent Power & Renewable Electricity Producers — 0.1%
China Power International Development Ltd. (China)	660,000	217,628
Dynegy, Inc.*	250	2,448
Electric Power Development Co. Ltd. (Japan)	7,300	183,382
Huadian Power International Corp. Ltd.
(China) (Class H Stock)	426,000	172,774
Huaneng Power International, Inc. (China) (Class H Stock)	374,000	231,816
Uniper SE (Germany)(a)	50,068	1,374,094
Vistra Energy Corp.	5,194	97,076

		2,279,218

Industrial Conglomerates — 0.4%
Carlisle Cos., Inc.	13,800	1,384,001
CK Hutchison Holdings Ltd. (Hong Kong)	278,500	3,567,109
General Electric Co.	116,402	2,814,600
Honeywell International, Inc.	12,700	1,800,098
Siemens AG (Germany)	14,368	2,027,449

		11,593,257

Insurance — 2.0%
AIA Group Ltd. (Hong Kong)	304,200	2,252,085
Alleghany Corp.*	673	372,849
Allianz SE (Germany)	23,931	5,374,556
American International Group, Inc.	76,897	4,720,707
Arthur J Gallagher & Co.	20,251	1,246,449
Assicurazioni Generali SpA (Italy)	33,237	619,910
Athene Holding Ltd. (Class A Stock)*	11,500	619,159
Aviva PLC (United Kingdom)	97,136	670,426
AXA SA (France)	167,853	5,074,527
Chubb Ltd.	17,753	2,530,690
CNO Financial Group, Inc.	25,100	585,833
Fairfax Financial Holdings Ltd. (Canada)	1,159	603,009
Hannover Rueck SE (Germany)	6,696	807,585

	Shares	Value
COMMON STOCKS (Continued)
Insurance (cont’d.)
Hartford Financial Services Group, Inc. (The)	59,189	$3,280,846
Hyundai Marine & Fire Insurance Co. Ltd. (South Korea)	9,073	359,843
Loews Corp.	56,000	2,680,160
Manulife Financial Corp. (Canada)	64,543	1,309,223
Marsh & McLennan Cos., Inc.	5,000	419,050
MetLife, Inc.	49,939	2,594,331
MS&AD Insurance Group Holdings, Inc. (Japan)	12,800	412,498
NN Group NV (Netherlands)	12,801	536,056
PICC Property & Casualty Co. Ltd. (China) (Class H Stock)	388,000	688,275
Ping An Insurance Group Co. of China Ltd. (China) (Class H Stock)	363,000	2,803,962
Prudential PLC (United Kingdom)	225,018	5,384,785
Swiss Life Holding AG (Switzerland)*	3,662	1,291,009
Swiss Re AG (Switzerland)	7,499	679,742
Travelers Cos., Inc. (The)	11,800	1,445,736
Unum Group	18,000	920,340
XL Group Ltd. (Bermuda)	4,200	165,689
Zurich Insurance Group AG (Switzerland)	7,588	2,318,737

		52,768,067

Internet & Direct Marketing Retail — 0.7%
Amazon.com, Inc.*	11,254	10,819,033
Expedia, Inc.(a)	7,700	1,108,338
Netflix, Inc.*	9,239	1,675,493
Priceline Group, Inc. (The)*	1,427	2,612,580
Wayfair, Inc. (Class A Stock)*(a)	13,298	896,285

		17,111,729

Internet Software & Services — 1.7%
Alibaba Group Holding Ltd. (China), ADR*(a)	14,195	2,451,618
Alphabet, Inc. (Class A Stock)*	6,952	6,769,302
Alphabet, Inc. (Class C Stock)*	15,199	14,577,513
Baidu, Inc. (China), ADR*	5,994	1,484,654
Facebook, Inc. (Class A Stock)*	59,122	10,102,176
GoDaddy, Inc. (Class A Stock)*	39,289	1,709,464
Momo, Inc. (China), ADR*	38,344	1,201,701
NetEase, Inc. (China), ADR(a)	3,897	1,028,068
Tencent Holdings Ltd. (China)	79,900	3,493,283

		42,817,779

IT Services — 1.3%
Accenture PLC (Class A Stock)	28,922	3,906,495
Atos SE (France)	12,622	1,957,762
Capgemini SE (France)	30,067	3,524,573
Cognizant Technology Solutions Corp. (Class A Stock)	15,127	1,097,313
DXC Technology Co.	12,921	1,109,655
Fujitsu Ltd. (Japan)	82,000	610,289
Global Payments, Inc.	20,616	1,959,138
HCL Technologies Ltd. (India)	43,700	585,631
International Business Machines Corp.	15,250	2,212,470
Mastercard, Inc. (Class A Stock)	21,477	3,032,552
Otsuka Corp. (Japan)	8,800	564,393
PayPal Holdings, Inc.*	41,235	2,640,277

A861

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
IT Services (cont’d.)
Square, Inc. (Class A Stock)*	3,600	$103,716
TravelSky Technology Ltd. (China) (Class H Stock)	82,000	214,509
Vantiv, Inc. (Class A Stock)*(a)	40,492	2,853,471
Visa, Inc. (Class A Stock)(a)	77,290	8,134,000

		34,506,244

Life Sciences Tools & Services — 0.4%
Agilent Technologies, Inc.	30,847	1,980,377
Evotec AG (Germany)*	77,272	1,838,554
Illumina, Inc.*	7,275	1,449,180
Lonza Group AG (Switzerland)*	9,673	2,541,722
Thermo Fisher Scientific, Inc.	9,146	1,730,423
VWR Corp.*	11,300	374,143

		9,914,399

Machinery — 1.2%
Atlas Copco AB (Sweden) (Class A Stock)	35,170	1,491,994
Cargotec OYJ (Finland) (Class B Stock)	7,988	502,347
Deere & Co.	13,459	1,690,316
DMG Mori Co. Ltd. (Japan)	23,200	417,194
Dover Corp.	13,200	1,206,348
FANUC Corp. (Japan)	7,300	1,480,102
Georg Fischer AG (Switzerland)	1,346	1,661,100
Illinois Tool Works, Inc.	6,700	991,332
Ingersoll-Rand PLC	26,807	2,390,380
John Bean Technologies Corp.	8,067	815,574
Komatsu Ltd. (Japan)	50,300	1,424,346
Kubota Corp. (Japan)	86,900	1,580,770
Makita Corp. (Japan)	32,200	1,299,615
Middleby Corp. (The)*	6,316	809,522
Oshkosh Corp.	16,175	1,335,085
SMC Corp. (Japan)	4,574	1,616,275
Stanley Black & Decker, Inc.	25,737	3,885,515
VAT Group AG (Switzerland), 144A*	13,701	1,896,577
Volvo AB (Sweden) (Class B Stock)	67,983	1,312,619
WABCO Holdings, Inc.*	11,521	1,705,108
Wartsila OYJ Abp (Finland)	9,222	653,092

		30,165,211

Media — 0.9%
CBS Corp. (Class B Stock)(a)	25,873	1,500,633
Charter Communications, Inc. (Class A Stock)*	7,682	2,791,792
Clear Channel Outdoor Holdings, Inc. (Class A Stock)	54,100	251,565
Dentsu, Inc. (Japan)	6,100	267,962
DISH Network Corp. (Class A Stock)*	64,118	3,477,119
Entercom Communications Corp. (Class A Stock)(a)	43,846	502,037
I-CABLE Communications Ltd. (Hong Kong)*	15,252	501
ITV PLC (United Kingdom)	187,134	438,436
Naspers Ltd. (South Africa) (Class N Stock)	6,528	1,411,175
Nexstar Media Group, Inc. (Class A Stock)(a)	16,358	1,019,103
Sinclair Broadcast Group, Inc. (Class A Stock)(a)	12,800	410,240
Time Warner, Inc.	8,200	840,090

	Shares	Value
COMMON STOCKS (Continued)
Media (cont’d.)
Vivendi SA (France)	82,059	$2,078,856
Walt Disney Co. (The)	68,040	6,706,703
WPP PLC (United Kingdom)	93,084	1,727,273

		23,423,485

Metals & Mining — 0.7%
Alrosa PJSC (Russia)	464,879	665,242
ArcelorMittal (Luxembourg)*	25,707	663,142
Aurubis AG (Germany)	1,665	134,991
BHP Billiton Ltd. (Australia)	126,561	2,566,631
BHP Billiton PLC (Australia)	36,314	640,796
Eregli Demir ve Celik Fabrikalari TAS (Turkey)	135,204	293,389
Freeport-McMoRan, Inc.*	43,401	609,350
Glencore PLC (Switzerland)*	319,664	1,467,259
Hoa Phat Group JSC (Vietnam)*	189,610	324,611
KGHM Polska Miedz SA (Poland)	12,563	404,704
Kumba Iron Ore Ltd. (South Africa)	7,917	128,930
Magnitogorsk Iron & Steel Works PJSC (Russia)	272,240	204,813
MMC Norilsk Nickel PJSC (Russia), ADR(a)	50,360	866,192
Nippon Steel & Sumitomo Metal Corp. (Japan)	13,300	305,815
Norsk Hydro ASA (Norway)	58,806	429,095
Outokumpu OYJ (Finland)	56,218	584,871
POSCO (South Korea)	2,709	752,789
Rio Tinto Ltd. (United Kingdom)	27,197	1,425,529
Rio Tinto PLC (United Kingdom)	47,364	2,204,749
Severstal PJSC (Russia), GDR	23,203	347,230
thyssenkrupp AG (Germany)	13,989	415,469
United Co. RUSAL PLC (Russia)	212,000	160,412
Vale SA (Brazil), ADR(a)	214,259	2,157,588
Vedanta Ltd. (India)	99,062	478,094

		18,231,691

Multiline Retail — 0.1%
Kohl’s Corp.(a)	29,000	1,323,850
Marui Group Co. Ltd. (Japan)	32,000	458,088
Nordstrom, Inc.	7,081	333,869
Takashimaya Co. Ltd. (Japan)	28,000	262,248

		2,378,055

Multi-Utilities — 0.2%
Centrica PLC (United Kingdom)	248,265	622,241
CMS Energy Corp.	18,571	860,209
Engie SA (France)	183,622	3,118,143
RWE AG (Germany)*	43,347	986,137
Sempra Energy	3,800	433,694

		6,020,424

Oil & Gas — 0.0%
Amplify Energy Corp.*	7,133	73,113

Oil, Gas & Consumable Fuels — 1.8%
Apache Corp.(a)	25,200	1,154,159
Bonanza Creek Energy, Inc.*	4,543	149,874
BP PLC (United Kingdom)	144,089	923,033
Chaparral Energy, Inc. (Class A Stock)*	9,827	226,758
Chaparral Energy, Inc. (Class B Stock)*	2,104	48,550
Chevron Corp.	16,393	1,926,178

A862

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Oil, Gas & Consumable Fuels (cont’d.)
CNOOC Ltd. (China) (Class H Stock)	800,000	$1,035,642
Concho Resources, Inc.*	27,050	3,563,026
ConocoPhillips	25,300	1,266,265
Diamondback Energy, Inc.*	9,979	977,543
EOG Resources, Inc.	52,819	5,109,710
EQT Corp.(a)	17,200	1,122,128
Exxon Mobil Corp.	35,000	2,869,300
Galp Energia SGPS SA (Portugal) (Class B Stock)	21,491	381,101
Hindustan Petroleum Corp. Ltd. (India)	62,212	406,812
Inpex Corp. (Japan)	108,800	1,159,022
JXTG Holdings, Inc. (Japan)	112,500	580,075
Kinder Morgan, Inc.	63,400	1,216,012
Marathon Petroleum Corp.	25,000	1,402,000
MOL Hungarian Oil & Gas PLC (Hungary)	38,184	434,250
Occidental Petroleum Corp.	12,900	828,309
Parsley Energy, Inc. (Class A Stock)*	27,785	731,857
PBF Energy, Inc. (Class A Stock)(a)	32,000	883,520
Penn Virginia Corp. NPV*	1,594	63,728
Phillips 66	15,200	1,392,472
Pioneer Natural Resources Co.	22,479	3,316,552
Polski Koncern Naftowy ORLEN SA (Poland)	22,240	742,069
PTT PCL (Thailand), NVDR	75,400	923,284
Repsol SA (Spain)	19,678	363,143
Royal Dutch Shell PLC (Netherlands) (Class A Stock), (XLON)	126,512	3,823,420
Royal Dutch Shell PLC (Netherlands) (Class B Stock)	48,087	1,480,410
RSP Permian, Inc.*	12,826	443,651
Sabine Oil & Gas Holdings, Inc.*	41	1,763
SK Innovation Co. Ltd. (South Korea)	5,951	1,037,224
S-Oil Corp. (South Korea)	5,583	623,521
Star Petroleum Refining PCL (Thailand), NVDR	553,000	293,807
Stone Energy Corp.*	464	13,484
Tatneft PJSC (Russia), ADR(a)	8,509	360,991
Thai Oil PCL (Thailand), NVDR	136,100	377,767
TOTAL SA (France)	21,361	1,146,961
Tupras Turkiye Petrol Rafinerileri A/S (Turkey)	24,750	844,625
Ultra Petroleum Corp.*	2,287	19,828

		45,663,824

Paper & Forest Products — 0.1%
Fibria Celulose SA (Brazil)	19,710	266,729
KapStone Paper and Packaging Corp.	25,000	537,250
Lee & Man Paper Manufacturing Ltd. (Hong Kong)	214,000	275,351
Nine Dragons Paper Holdings Ltd. (Hong Kong)	217,000	429,454
Sappi Ltd. (South Africa)	18,565	126,441
UPM-Kymmene OYJ (Finland)	39,033	1,059,003

		2,694,228

Personal Products — 0.3%
Coty, Inc. (Class A Stock)(a)	44,587	737,023
Grape King Bio Ltd. (Taiwan)	27,000	162,966
Unilever NV (United Kingdom), CVA	63,578	3,758,133

	Shares	Value
COMMON STOCKS (Continued)
Personal Products (cont’d.)
Unilever PLC (United Kingdom)	47,470	$2,747,530

		7,405,652

Pharmaceuticals — 2.1%
Allergan PLC	11,580	2,373,321
AstraZeneca PLC (United Kingdom)	14,048	934,211
Bayer AG (Germany)	24,477	3,343,621
Bristol-Myers Squibb Co.	16,332	1,041,002
Eli Lilly & Co.	28,789	2,462,611
GlaxoSmithKline PLC (United Kingdom)	51,652	1,032,554
Jazz Pharmaceuticals PLC*	9,201	1,345,646
Johnson & Johnson	19,400	2,522,194
Kyowa Hakko Kirin Co. Ltd. (Japan)	25,800	439,605
Merck & Co., Inc.	70,419	4,508,929
Merck KGaA (Germany)	1,019	113,489
Novartis AG (Switzerland)	77,169	6,619,167
Novo Nordisk A/S (Denmark) (Class B Stock)	93,850	4,512,188
Otsuka Holdings Co. Ltd. (Japan)	11,100	441,354
Pfizer, Inc.	271,098	9,678,199
Revance Therapeutics, Inc.*(a)	20,765	572,076
Roche Holding AG (Switzerland)	17,167	4,388,231
Sanofi (France)	64,633	6,433,965
Sihuan Pharmaceutical Holdings Group Ltd. (China)	293,000	106,984
Teva Pharmaceutical Industries Ltd. (Israel), ADR(a)	22,087	388,731
TherapeuticsMD, Inc.*(a)	104,518	552,900

		53,810,978

Professional Services — 0.0%
RELX NV (United Kingdom)	48,682	1,035,630

Real Estate Management & Development — 0.3%
CBRE Group, Inc. (Class A Stock)*	71,690	2,715,617
China Overseas Land & Investment Ltd. (China)	282,000	920,086
CK Asset Holdings Ltd. (Hong Kong)	190,000	1,579,534
Deutsche Wohnen SE (Germany)	27,549	1,170,785
Mitsui Fudosan Co. Ltd. (Japan)	69,200	1,500,465
St. Joe Co. (The)*	3,760	70,876
Sumitomo Realty & Development Co. Ltd. (Japan)	15,000	453,830
Wharf Holdings Ltd. (The) (Hong Kong)	55,000	492,040

		8,903,233

Road & Rail — 0.4%
Central Japan Railway Co. (Japan)	3,700	649,312
East Japan Railway Co. (Japan)	8,800	812,314
Norfolk Southern Corp.	22,034	2,913,776
Old Dominion Freight Line, Inc.	13,791	1,518,527
Union Pacific Corp.	39,824	4,618,389

		10,512,318

Semiconductors & Semiconductor Equipment — 2.4%
ams AG (Austria)*	15,056	1,093,210
Analog Devices, Inc.	36,951	3,184,067
Applied Materials, Inc.	73,150	3,810,384
ASML Holding NV (Netherlands)	18,652	3,187,192

A863

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Semiconductors & Semiconductor Equipment (cont’d.)
BE Semiconductor Industries NV (Netherlands)	19,941	$1,387,978
Broadcom Ltd.	23,980	5,816,109
Cavium, Inc.*(a)	20,976	1,383,157
Cypress Semiconductor Corp.(a)	45,750	687,165
Infineon Technologies AG (Germany)	29,443	742,325
KLA-Tencor Corp.	19,495	2,066,470
Lam Research Corp.	17,430	3,225,247
Marvell Technology Group Ltd. (Bermuda)	54,428	974,261
Microchip Technology, Inc.(a)	31,906	2,864,520
Micron Technology, Inc.*	34,222	1,345,951
NVIDIA Corp.	22,567	4,034,303
Phison Electronics Corp. (Taiwan)	15,000	178,320
QUALCOMM, Inc.	11,600	601,344
Renesas Electronics Corp. (Japan)*	41,500	452,288
Siltronic AG (Germany)*	13,244	1,647,107
SK Hynix, Inc. (South Korea)	32,798	2,391,969
STMicroelectronics NV (Switzerland)	92,287	1,790,298
SUMCO Corp. (Japan)	95,800	1,511,529
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	276,000	1,976,839
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan), ADR(a)	130,372	4,895,469
Texas Instruments, Inc.	82,738	7,416,634
Tokyo Electron Ltd. (Japan)	19,000	2,925,033
Ulvac, Inc. (Japan)	10,900	686,940
Xinyi Solar Holdings Ltd. (China)	392,000	139,982

		62,416,091

Software — 1.3%
Adobe Systems, Inc.*	22,351	3,334,322
Electronic Arts, Inc.*	26,405	3,117,374
Guidewire Software, Inc.*	12,390	964,685
IGG, Inc. (Singapore)	357,000	480,336
Micro Focus International PLC (United Kingdom), ADR*	10,406	331,943
Microsoft Corp.	173,246	12,905,095
NCSoft Corp. (South Korea)	1,913	777,740
salesforce.com, Inc.*	23,038	2,152,210
SAP SE (Germany)	32,386	3,550,952
ServiceNow, Inc.*	12,996	1,527,420
Snap, Inc. (Class A Stock)*(a)	36,337	528,340
Splunk, Inc.*(a)	23,815	1,582,030
Take-Two Interactive Software, Inc.*	11,870	1,213,470

		32,465,917

Specialty Retail — 0.7%
AutoZone, Inc.*	5,933	3,530,788
Bed Bath & Beyond, Inc.	19,900	467,053
Best Buy Co., Inc.(a)	13,100	746,175
Dixons Carphone PLC (United Kingdom)	88,055	228,309
Gap, Inc. (The)	23,100	682,143
Home Depot, Inc. (The)	37,158	6,077,562
Lowe’s Cos., Inc.	28,804	2,302,592
Murphy USA, Inc.*(a)	11,600	800,400
Nebraska Book Holdings, Inc.*	1,680	30
Tiffany & Co.	10,500	963,690
TJX Cos., Inc. (The)	34,863	2,570,449
Ulta Beauty, Inc.*	2,728	616,692

	Shares	Value
COMMON STOCKS (Continued)
Specialty Retail (cont’d.)
Zhongsheng Group Holdings Ltd. (China)	75,500	$164,002

		19,149,885

Technology Hardware, Storage & Peripherals — 1.2%
Apple, Inc.	115,278	17,766,645
Catcher Technology Co. Ltd. (Taiwan)	45,000	420,945
Hewlett Packard Enterprise Co.	61,400	903,194
Logitech International SA (Switzerland)	52,464	1,916,729
Pegatron Corp. (Taiwan)	128,000	333,289
Samsung Electronics Co. Ltd. (South Korea)	2,222	4,999,997
Samsung Electronics Co. Ltd. (South Korea), GDR	4,221	4,778,172

		31,118,971

Textiles, Apparel & Luxury Goods — 0.5%
adidas AG (Germany)	14,121	3,197,921
Burberry Group PLC (United Kingdom)	82,568	1,949,556
Cie Financiere Richemont SA (Switzerland)	25,976	2,377,739
Columbia Sportswear Co.	15,300	942,174
LVMH Moet Hennessy Louis Vuitton SE (France)	6,396	1,768,083
Moncler SpA (Italy)	47,679	1,377,608
Pandora A/S (Denmark)	11,203	1,107,666

		12,720,747

Thrifts & Mortgage Finance — 0.1%
Housing Development Finance Corp. Ltd. (India)	47,784	1,275,500

Tobacco — 0.4%
British American Tobacco PLC (United
Kingdom)	58,444	3,658,808
Imperial Brands PLC (United Kingdom)	19,649	838,634
Japan Tobacco, Inc. (Japan)	60,200	1,972,812
KT&G Corp. (South Korea)	13,980	1,290,085
Philip Morris International, Inc.	27,895	3,096,624

		10,856,963

Trading Companies & Distributors — 0.1%
Barloworld Ltd. (South Africa)	22,791	209,790
Brenntag AG (Germany)	14,170	789,914
Ferguson PLC (Switzerland)	13,871	910,064
Mitsubishi Corp. (Japan)	22,300	518,828
Travis Perkins PLC (United Kingdom)	28,987	562,651

		2,991,247

Transportation Infrastructure — 0.1%
Aena SME SA (Spain), 144A	5,207	941,042
Atlantia SpA (Italy)	17,785	561,961
Fraport AG Frankfurt Airport Services Worldwide (Germany)	7,382	701,631
Shenzhen Expressway Co. Ltd. (China) (Class H Stock)	212,000	206,148
Zhejiang Expressway Co. Ltd. (China) (Class H Stock)	254,000	316,408

		2,727,190

Water Utilities — 0.0%
Cia de Saneamento de Minas Gerais-COPASA (Brazil)	9,490	128,335

A864

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Wireless Telecommunication Services — 0.3%
China Mobile Ltd. (China)	118,000	$1,197,931
Goodman Networks, Inc.*^	3,993	—
KDDI Corp. (Japan)	59,100	1,557,875
Mobile TeleSystems PJSC (Russia), ADR	54,756	571,653
NII Holdings, Inc.*	8,909	4,098
T-Mobile US, Inc.*	9,865	608,276
Vodafone Group PLC (United Kingdom)	1,051,937	2,945,619

		6,885,452

TOTAL COMMON STOCKS (cost $884,622,953)		1,043,998,997

PREFERRED STOCKS — 1.5%
Automobiles — 0.0%
Volkswagen AG (Germany) (PRFC)	1,572	256,635

Banks — 0.3%
Bank of America Corp., Series L, CVT, 7.250%(a)	2,221	2,890,565
Itau Unibanco Holding SA (Brazil) (PRFC), ADR	104,763	1,435,253
Wells Fargo & Co., Series L, CVT, 7.500%	2,713	3,567,595

		7,893,413

Chemicals — 0.0%
Braskem SA (Brazil) (PRFC A)	24,323	325,315

Consumer Finance — 0.3%
Mandatory Exchangeable Trust (China), CVT, 144A, 5.750%	44,101	8,649,088

Diversified Financial Services — 0.0%
GMAC Capital Trust I, Series 2, 7.100%	3,000	79,200

Diversified Telecommunication Services — 0.0%
Frontier Communications Corp., Series A, CVT, 11.125%	8,328	160,231

Electric Utilities — 0.1%
NextEra Energy, Inc., CVT, 6.123%	33,117	1,830,708

Electronic Equipment, Instruments & Components — 0.0%
Belden, Inc., CVT, 6.750%	6,906	746,262

Equity Real Estate Investment Trusts (REITs) — 0.1%
American Tower Corp., CVT, 5.500%	7,880	961,990
Crown Castle International Corp., CVT, 6.875%	1,327	1,417,236
Welltower, Inc., Series I, CVT, 6.500%	11,425	724,688

		3,103,914

Food Products — 0.0%
Bunge Ltd., CVT, 4.875%	5,375	559,077

Health Care Providers & Services — 0.0%
Anthem, Inc., CVT, 5.250%	11,222	586,798

Healthcare Equipment & Supplies — 0.1%
Becton, Dickinson & Co., CVT, 6.125%	41,473	2,291,798

Household Products — 0.1%
Henkel AG & Co. KGaA (Germany) (PRFC)	15,433	2,102,618

Insurance — 0.0%
XLIT Ltd. (Bermuda), Series D, 4.424%	350	335,125

Machinery — 0.1%
Stanley Black & Decker, Inc., CVT, 5.375%(a)	14,086	1,614,960

	Shares	Value
PREFERRED STOCKS (Continued)
Metals & Mining — 0.0%
Metalurgica Gerdau SA (Brazil) (PRFC)*	161,395	$267,535

Multi-Utilities — 0.1%
Dominion Energy, Inc., Series A, CVT, 6.750%	28,085	1,425,314
DTE Energy Co., CVT, 6.500%	10,622	578,368

		2,003,682

Oil, Gas & Consumable Fuels — 0.1%
Hess Corp., CVT, 8.000%(a)	11,716	690,775
Kinder Morgan, Inc., Series A, CVT, 9.750%(a)	19,303	821,343
Southwestern Energy Co., Series B, CVT, 6.250%	19,861	283,218
Surgutneftegas OJSC (Russia) (PRFC)	755,866	388,893

		2,184,229

Pharmaceuticals — 0.1%
Allergan PLC, Series A, CVT, 5.500%	2,944	2,172,142
Teva Pharmaceutical Industries Ltd. (Israel), CVT, 7.000%	2,002	689,969

		2,862,111

Water Utilities — 0.0%
Cia de Saneamento do Parana (Brazil) (PRFC)	27,250	92,492

Wireless Telecommunication Services — 0.1%
Goodman Networks, Inc.^	4,751	16,296
T-Mobile US, Inc., CVT, 5.500%	9,287	927,864

		944,160

TOTAL PREFERRED STOCKS (cost $36,894,524)		38,889,351

	Units
RIGHTS* — 0.0%
Independent Power & Renewable Electricity Producers — 0.0%
Vistra Energy Corp.^	12,314	13,545

Media — 0.0%
Media General, Inc.^	42,900	2,102

TOTAL RIGHTS
(cost $ — )		15,647

WARRANTS* — 0.0%
Oil, Gas & Consumable Fuels — 0.0%
Sabine Oil & Gas Holdings, Inc., expiring 04/13/26	133	898
Sabine Oil & Gas Holdings, Inc., expiring 04/13/26	23	132

		1,030

Specialty Retail — 0.0%
Nebraska Book Holdings, Inc., Series A, expiring 06/29/19^	1,980	—
Nebraska Book Holdings, Inc., Series B, expiring 06/29/19^	4,243	—

		—

A865

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

	Units	Value
WARRANTS* (Continued)
Transportation — 0.0%
Jack Cooper, expiring 10/27/29^	117	$—

TOTAL WARRANTS
(cost $1,070)		1,030

Interest Rate	Maturity Date	Principal Amount (000)#
ASSET-BACKED SECURITIES — 1.0%
Automobiles — 0.4%
CPS Auto Receivables Trust,
Series 2013-A, Class A, 144A
1.310%	06/15/20	83	82,956
Credit Acceptance Auto Loan Trust,
Series 2017-2A, Class B, 144A
3.020%	04/15/26	1,200	1,196,789
DT Auto Owner Trust,
Series 2016-4A, Class C, 144A
2.740%	10/17/22	1,250	1,252,667
Series 2016-4A, Class D, 144A
3.770%	10/17/22	3,300	3,315,245
Exeter Automobile Receivables Trust,
Series 2014-3A, Class B, 144A
2.770%	11/15/19	508	508,996
Series 2014-3A, Class D, 144A
5.690%	04/15/21	2,350	2,427,911
First Investors Auto Owner Trust,
Series 2015-2A, Class B, 144A
2.750%	09/15/21	1,730	1,739,361
Flagship Credit Auto Trust,
Series 2016-4, Class A1, 144A
1.470%	03/16/20	305	305,197
Ford Credit Auto Owner Trust,
Series 2015-B, Class B
2.040%	10/15/20	307	307,791
Series 2016-A, Class A3
1.390%	07/15/20	109	108,855

			11,245,768

Consumer Loans — 0.1%
LendingClub Issuance Trust,
Series 2016-NP2, Class A, 144A
3.000%	01/17/23	428	429,474
Murray Hill Marketplace Trust,
Series 2016-LC1, Class A, 144A
4.190%	11/25/22	155	155,913
Oportun Funding LLC,
Series 2017-A, Class B, 144A
3.970%(cc)	06/08/23	800	790,433

			1,375,820

Credit Cards — 0.0%
Capital One Multi-Asset Execution Trust,
Series 2014-A4, Class A4, 1 Month LIBOR + 0.360%
1.594%(c)	06/15/22	491	492,925
Series 2016-A1, Class A1, 1 Month LIBOR + 0.450%
1.684%(c)	02/15/22	118	118,624

Interest Rate	Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)
Credit Cards (cont’d.)
Citibank Credit Card Issuance Trust,
Series 2017-A1, Class A1, 1 Month LIBOR + 0.250%
1.484%(c)	01/19/21	100	$100,204
Series 2017-A4, Class A4, 1 Month LIBOR + 0.220%
1.451%(c)	04/07/22	250	250,619
Discover Card Execution Note Trust,
Series 2014-A1, Class A1, 1 Month LIBOR + 0.430%
1.664%(c)	07/15/21	320	321,560

			1,283,932

Home Equity Loans — 0.1%
Accredited Mortgage Loan Trust,
Series 2003-3, Class A1
5.210%	01/25/34	117	119,663
ACE Securities Corp. Home Equity Loan Trust,
Series 2006-FM1, Class A2B, 1 Month LIBOR + 0.090%
1.327%(c)	07/25/36	336	119,725
Asset-Backed Funding Certificates Trust,
Series 2006-OPT2, Class A2, 1 Month LIBOR + 0.140%
1.377%(c)	10/25/36	310	287,747
Countrywide Asset-Backed Certificates,
Series 2007-2, Class 2A3, 1 Month LIBOR + 0.140%
1.377%(c)	08/25/37	165	156,736
GSAA Home Equity Trust,
Series 2007-5, Class 1AV1, 1 Month LIBOR + 0.100%
1.337%(c)	03/25/47	94	50,927
JPMorgan Mortgage Acquisition Trust,
Series 2006-CW2, Class AV4, 1 Month LIBOR + 0.150%
1.387%(c)	08/25/36	42	40,335
MASTR Asset-Backed Securities Trust,
Series 2006-HE4, Class A2, 1 Month LIBOR + 0.110%
1.347%(c)	11/25/36	93	46,938
Series 2006-HE4, Class A3, 1 Month LIBOR + 0.150%
1.387%(c)	11/25/36	118	60,364
Series 2006-NC3, Class A1, 1 Month LIBOR + 0.130%
1.367%(c)	10/25/36	167	104,821
Morgan Stanley ABS Capital I, Inc. Trust,
Series 2004-SD3, Class M1, 1 Month LIBOR + 1.050%, 144A
2.287%(c)	06/25/34	37	37,429
Series 2007-HE7, Class A2B, 1 Month LIBOR + 1.000%
2.237%(c)	07/25/37	77	74,600
Nomura Home Equity Loan, Inc. Home Equity Loan Trust,
Series 2006-HE1, Class M1, 1 Month LIBOR + 0.410%
1.647%(c)	02/25/36	54	54,286
NovaStar Mortgage Funding Trust,
Series 2006-4, Class A2C, 1 Month LIBOR + 0.150%
1.387%(c)	09/25/36	190	108,834
Series 2006-4, Class A2D, 1 Month LIBOR + 0.250%
1.487%(c)	09/25/36	75	43,755
Series 2007-1, Class A1A, 1 Month LIBOR + 0.130%
1.367%(c)	03/25/37	304	235,201
RASC Trust,
Series 2004-KS5, Class AI5
4.971%	06/25/34	244	247,984
Series 2005-KS2, Class M1, 1 Month LIBOR + 0.650%
1.882%(c)	03/25/35	44	44,281

A866

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)
Home Equity Loans (cont’d.)
Saxon Asset Securities Trust,
Series 2001-3, Class AV1, 1 Month LIBOR + 0.540%
1.777%(c)	09/25/31	60	$59,671
Soundview Home Loan Trust,
Series 2006-1, Class A4, 1 Month LIBOR + 0.300%
1.537%(c)	02/25/36	111	111,340
Series 2006-OPT3, Class 1A1, 1 Month LIBOR + 0.160%
1.392%(c)	06/25/36	299	296,480
Series 2006-OPT4, Class 1A1, 1 Month LIBOR + 0.150%
1.387%(c)	06/25/36	186	183,553
Series 2007-1, Class 2A3, 1 Month LIBOR + 0.170%
1.407%(c)	03/25/37	119	118,142
Structured Asset Securities Corp. Pass-Through Certificates,
Series 2002-AL1, Class A2
3.450%	02/25/32	88	87,498

			2,690,310

Manufactured Housing — 0.0%
Mid-State Capital Corp. Trust,
Series 2006-1, Class A, 144A
5.787%	10/15/40	581	652,550

Other — 0.2%
American Tower Trust,
Series 13, Class 1A, 144A
1.551%	03/15/43	233	232,576
Golden Bear LLC,
Series 2016-1A, Class A, 144A
3.750%	09/20/47	2,336	2,383,709
Progress Residential Trust,
Series 2015-SFR2, Class B, 144A
3.138%	06/12/32	900	905,924
Velocity Commercial Capital Loan Trust,
Series 2016-1, Class M5, 144A
7.803%(cc)	04/25/46	43	45,866
Series 2016-2, Class AFX^
2.997%(cc)	10/25/46	200	201,838
Series 2017-1, Class M3, 144A
5.350%(cc)	05/25/47	100	101,539
Westgate Resorts LLC,
Series 2014-1A, Class A, 144A
2.150%	12/20/26	1,032	1,029,473

			4,900,925

Residential Mortgage-Backed Securities — 0.2%
Bear Stearns Asset-Backed Securities Trust,
Series 2003-SD1, Class A, 1 Month LIBOR + 0.900%
2.137%(c)	12/25/33	142	139,533
Carrington Mortgage Loan Trust,
Series 2006-FRE2, Class A2, 1 Month LIBOR + 0.120%
1.357%(c)	10/25/36	175	116,934
Series 2007-RFC1, Class A2, 1 Month LIBOR + 0.100%
1.337%(c)	12/25/36	94	93,279
Countrywide Asset-Backed Certificates Trust,
Series 2006-17, Class 2A2, 1 Month LIBOR + 0.150%
1.387%(c)	03/25/47	174	163,510
Series 2006-18, Class 2A2, 1 Month LIBOR + 0.160%
1.397%(c)	03/25/37	164	159,988

Interest Rate	Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)
Residential Mortgage-Backed Securities (cont’d.)
Credit-Based Asset Servicing & Securitization LLC,
Series 2006-CB8, Class A1, 1 Month LIBOR + 0.140%
1.377%(c)	10/25/36	188	$168,259
CWABS Asset-Backed Certificates Trust,
Series 2006-14, Class 2A2, 1 Month LIBOR + 0.150%
1.387%(c)	02/25/37	71	70,473
Ellington Loan Acquisition Trust,
Series 2007-2, Class A2E, 1 Month LIBOR + 1.100%, 144A
2.337%(c)	05/25/37	65	66,116
Equity One Mortgage Pass-Through Trust,
Series 2003-2, Class M1
5.050%(cc)	09/25/33	81	81,456
FBR Securitization Trust,
Series 2005-5, Class M1, 1 Month LIBOR + 0.690%
1.927%(c)	11/25/35	144	142,581
Fieldstone Mortgage Investment Trust,
Series 2006-2, Class 2A3, 1 Month LIBOR + 0.270%
1.507%(c)	07/25/36	65	36,753
First Franklin Mortgage Loan Trust,
Series 2006-FF12, Class A4, 1 Month LIBOR + 0.140%
1.377%(c)	09/25/36	36	36,125
Series 2006-FF8, Class IA1, 1 Month LIBOR + 0.140%
1.377%(c)	07/25/36	292	288,356
GMAT Trust,
Series 2013-1A, Class A, 144A
6.967%	11/25/43	87	87,380
GSAMP TRUST,
Series 2002-HE2, Class A2, 1 Month LIBOR + 1.040%, 144A
2.276%(c)	10/20/32	49	49,441
GSAMP Trust,
Series 2005-WMC1, Class M1, 1 Month LIBOR + 0.740%
1.972%(c)	09/25/35	83	78,361
Series 2006-FM1, Class A1, 1 Month LIBOR + 0.160%
1.397%(c)	04/25/36	218	158,856
Series 2006-FM2, Class A2C, 1 Month LIBOR + 0.150%
1.387%(c)	09/25/36	62	30,637
Series 2006-FM2, Class A2D, 1 Month LIBOR + 0.240%
1.477%(c)	09/25/36	100	51,352
Series 2006-HE3, Class A2C, 1 Month LIBOR + 0.160%
1.397%(c)	05/25/46	243	239,231
Series 2007-HE1, Class A2C, 1 Month LIBOR + 0.150%
1.387%(c)	03/25/47	326	297,953
Home Equity Mortgage Loan Asset-Backed Trust,
Series 2006-C, Class 2A, 1 Month LIBOR + 0.130%
1.367%(c)	08/25/36	194	176,428
Series 2006-C, Class 3A3, 1 Month LIBOR + 0.150%
1.387%(c)	08/25/36	100	96,038
Series 2006-E, Class 2A3, 1 Month LIBOR + 0.170%
1.407%(c)	04/25/37	212	154,369
New Century Home Equity Loan Trust,
Series 2006-2, Class A2B, 1 Month LIBOR + 0.160%
1.397%(c)	08/25/36	218	200,977
Ownit Mortgage Loan Trust,
Series 2006-1, Class AV, 1 Month LIBOR + 0.230%
1.467%(c)	12/25/35	200	198,636

A867

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)
Residential Mortgage-Backed Securities (cont’d.)
People’s Choice Home Loan Securities Trust,
Series 2005-4, Class 1A2, 1 Month LIBOR + 0.520%
1.757%(c)	12/25/35	65	$63,518
RAAC Trust,
Series 2007-SP2, Class A2, 1 Month LIBOR + 0.400%
1.637%(c)	06/25/47	55	54,485
RAMP Trust,
Series 2005-EFC6, Class M1, 1 Month LIBOR + 0.410%
1.647%(c)	11/25/35	104	103,644
RASC Trust,
Series 2007-KS3, Class AI3, 1 Month LIBOR + 0.250%
1.487%(c)	04/25/37	124	121,017
Saxon Asset Securities Trust,
Series 2007-1, Class A2C, 1 Month LIBOR + 0.150%
1.387%(c)	01/25/47	159	156,265
Securitized Asset-Backed Receivables LLC Trust,
Series 2006-NC3, Class A1, 1 Month LIBOR + 0.140%
1.377%(c)	09/25/36	179	128,254
Series 2007-NC2, Class A2B, 1 Month LIBOR + 0.140%
1.377%(c)	01/25/37	67	49,255
Soundview Home Loan Trust,
Series 2005-2, Class M5, 1 Month LIBOR + 0.990%
2.227%(c)	07/25/35	66	66,659
Series 2005-OPT3, Class A1, 1 Month LIBOR + 0.260%
1.497%(c)	11/25/35	232	231,897
Structured Asset Investment Loan Trust,
Series 2006-2, Class A3, 1 Month LIBOR + 0.180%
1.417%(c)	04/25/36	133	132,043
Structured Asset Securities Corp. Mortgage Loan Trust,
Series 2006-BC5, Class A4, 1 Month LIBOR + 0.170%
1.407%(c)	12/25/36	53	51,399
Wells Fargo Home Equity Asset-Backed Securities Trust,
Series 2006-3, Class A2, 1 Month LIBOR + 0.150%
1.387%(c)	01/25/37	72	71,739

			4,613,197

TOTAL ASSET-BACKED SECURITIES (cost $26,558,483)			26,762,502

BANK LOANS — 0.6%
Aerospace & Defense — 0.0%
MacDonald, Dettwiler & Associates. Ltd.,
Term B Loan, 3 Month LIBOR + 2.500%
3.750%(c)	07/05/24	45	45,000

Biotechnology — 0.0%
Concordia Healthcare Corp.,
Dollar Term Loan, 1 Month LIBOR + 4.250%
5.485%(c)	10/21/21	341	261,225

Building Products — 0.0%
Continental Building Products Operating Co. LLC,
Replacement Term Loan, 3 Month LIBOR + 2.500%
3.833%(c)	08/18/23	69	68,892

Chemicals — 0.0%
Chemours Company LLC (The),
New Term Loan B, 1 Month LIBOR + 2.500%
3.740%(c)	05/12/22	124	124,678
Unifrax I LLC,
Initial Dollar Term Loan, 3 Month LIBOR + 3.750%
5.083%(c)	04/04/24	79	79,596

Interest Rate	Maturity Date	Principal Amount (000)#		Value
BANK LOANS (Continued)
Chemicals (cont’d.)

				$204,274

Commercial Services — 0.0%
Camelot US Acquisition I Co.,
New Term Loan, 1 Month LIBOR + 3.500%
4.735%(c)	10/03/23	47		47,214
4.735%(c)	10/03/23	34		34,189
Garda World Security Corp.,
Term B Loan, 3 Month LIBOR + 4.000% - PRIME + 3.000%
6.604%(c)	05/24/24	85		86,126
Prime Security Services Borrower LLC,
2017 Refinancing Term B-1 Loan, 1 Month LIBOR + 2.750%
3.985%(c)	05/02/22	142		143,309
Syniverse Holdings, Inc.,
Term Loan, 3 Month LIBOR + 3.000%
4.311%(c)	04/23/19	127		122,863
Tranche B Term Loan, 3 Month LIBOR + 3.000%
4.333%(c)	04/23/19	31		29,813
Team Health Holdings, Inc.,
Initial Term Loan, 1 Month LIBOR + 2.750%
3.985%(c)	02/06/24	348		342,301

				805,815

Commercial Services & Supplies — 0.0%
FGI Operating Co., LLC,
Term B Loan, 1 Month LIBOR + 4.250%
5.500%(c)	04/19/19	583		445,387
Tribe Buyer LLC,
First Lien Initial Term Loan, 1 Month LIBOR + 4.500%
5.735%(c)	02/16/24	124		124,841
UFC Holdings LLC,
Term Loan (Second Lien), 1 Month LIBOR + 7.500%
8.737%(c)	08/18/24	72		72,225

				642,453

Consumer Products — 0.0%
Alphabet Holding Co., Inc.,
First Lien Initial Term Loan, 2 Month LIBOR + 0.035%
4.833%(c)	08/11/24	275		273,544
4.833%(c)	08/11/24	108		106,920
Zodiac Pool Holding SA - Zodiac Pool Solutions North America, Inc.,
Tranche B-1 Term Loan, 3 Month LIBOR + 4.000%
5.333%(c)	12/20/23	99		99,810

				480,274

Containers & Packaging — 0.0%
Consolidated Container Co. LLC,
First Lien Initial Term Loan, 1 Month LIBOR + 3.500%
4.735%(c)	05/22/24	85		85,398

Cosmetics/Personal Care — 0.0%
Revlon Consumer Products Corp.,
Initial Term B Loan, 1 Month LIBOR + 3.500%
4.735%(c)	09/07/23	27		24,344
4.735%(c)	09/07/23	8		7,163
4.739%(c)	09/07/23	—	(r)	403

				31,910

A868

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
BANK LOANS (Continued)
Distribution/Wholesale — 0.0%
HD Supply, Inc.,
Term Loan B-4, 3 Month LIBOR + 2.500%
3.833%(c)	10/17/23	72	$72,300
Univar USA, Inc.,
Term B-2 Loan, 1 Month LIBOR + 2.750%
3.985%(c)	07/01/22	38	38,319

			110,619

Diversified Financial Services — 0.0%
Exela Intermediate LLC,
First Lien Term B Loan, 3 Month LIBOR + 7.500%
8.804%(c)	06/30/23	140	138,425
Gulf Finance LLC,
Tranche B Term Loan, 3 Month LIBOR + 5.250%
6.590%(c)	08/25/23	239	224,314

			362,739

Diversified Telecommunication Services — 0.0%
US TelePacific Corp.,
Term Loan Advance, 3 Month LIBOR + 5.000%
6.317%(c)	05/02/23	499	486,126

Electric — 0.1%
Talen Energy Supply LLC,
Senior Secured Initial Term Loan, 1 Month LIBOR + 4.000%
5.235%(c)	04/13/24	559	546,079
Vistra Operations Co. LLC,
2016 Incremental Term Loan, 1 Month LIBOR + 2.750%
3.984%(c)	12/14/23	167	166,738
2016 Incremental Term Loan, 3 Month LIBOR + 2.750%
3.982%(c)	12/14/23	54	53,912
Initial Term C Loan, 1 Month LIBOR + 2.750%
3.982%(c)	08/04/23	46	46,495
Initial Term Loan, 1 Month LIBOR + 2.750%
3.982%(c)	08/04/23	42	41,899
3.985%(c)	08/04/23	160	160,434

			1,015,557

Energy — 0.0%
Energy Future Intermediate Holding Company LLC,
Term Loan (DIP), 1 Month LIBOR + 3.000%
4.235%(c)	06/30/18	417	418,610
Lightstone Holding Co. LLC,
Refinancing Term B Loan, 1 Month LIBOR + 4.500%
5.735%(c)	01/30/24	102	101,876
Refinancing Term C Loan, 1 Month LIBOR + 4.500%
5.735%(c)	01/30/24	6	6,348

			526,834

Entertainment — 0.0%
CityCenter Holdings LLC,
Term B Loan, 1 Month LIBOR + 2.500%
3.735%(c)	04/18/24	100	100,077
Regal Cinemas Corp.,
New Term Loan, 1 Month LIBOR + 2.000%
3.235%(c)	04/01/22	53	52,425

			152,502

Interest Rate	Maturity Date	Principal Amount (000)#		Value
BANK LOANS (Continued)
Foods — 0.1%
Albertson’s LLC,
Replacement 2017-1 Term B-5 Loan, 3 Month LIBOR + 3.000%
4.330%(c)	12/21/22	170		$163,555
Dole Food Co., Inc.,
Tranche B Term Loan, 2 Month LIBOR + 2.750%
4.008%(c)	04/06/24	109		108,903
4.014%(c)	04/06/24	109		108,903
4.022%(c)	04/06/24	109		108,903
4.083%(c)	04/06/24	16		15,972
6.000%(c)	04/06/24	—	(r)	23
Moran Foods LLC,
Initial Term Loan, 1 Month LIBOR + 6.000%
7.235%(c)	12/05/23	411		373,805
Supervalu, Inc.,
Delayed Draw Term Loan, 1 Month LIBOR + 3.500%
4.735%(c)	06/08/24	59		56,054
Delayed Draw Term Loan, 3 Month LIBOR + 1.000%
4.735%(c)	06/08/24	37		35,793
Initial Term Loan, 1 Month LIBOR + 3.500%
4.735%(c)	06/08/24	98		93,424
4.735%(c)	06/08/24	62		59,506

				1,124,841

Health Care Providers & Services — 0.0%
National Mentor Holdings, Inc.,
Tranche B-2 Term Loan, 3 Month LIBOR + 3.000%
4.296%(c)	01/31/21	68		68,571

Healthcare-Services — 0.0%
CHG Healthcare Services, Inc.,
New Term Loan (First Lien), 3 Month LIBOR + 3.250%
4.561%(c)	06/07/23	276		278,405
CHS/Community Health Systems, Inc.,
Incremental 2019 Term G Loan, 3 Month LIBOR + 2.750%
4.067%(c)	12/31/19	246		245,070
Incremental 2021 Term H Loan, 3 Month LIBOR + 3.000%
4.317%(c)	01/27/21	27		27,266
MPH Acquisition Holdings LLC,
Tranche B Term Loan, 3 Month LIBOR + 3.000%
4.333%(c)	06/07/23	70		69,973

				620,714

Industrial Conglomerates — 0.0%
Rexnord LLC,
2016 Term B Refinancing Term Loan, 1 Month LIBOR + 2.750%
3.987%(c)	08/21/23	3		2,573
2016 Term B Refinancing Term Loan, 3 Month LIBOR + 2.750%
3.985%(c)	08/21/23	7		7,425
4.063%(c)	08/21/23	38		38,585
4.080%(c)	08/21/23	33		33,440

				82,023

Insurance — 0.0%
Alliant Holdings Intermediate LLC,
Initial Term Loan, 3 Month LIBOR + 3.250%
4.564%(c)	08/12/22	132		132,400
HUB International Ltd.,
Initial Term Loan, 3 Month LIBOR + 3.000% - 3.250%
4.437%(c)	10/02/20	30		29,941

				162,341

A869

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
BANK LOANS (Continued)
Internet Software & Services — 0.0%
Go Daddy Operating Co., LLC,
Initial Term Loan, 1 Month LIBOR + 2.500%
3.735%(c)	02/03/24	128		$128,505
3.735%(c)	02/15/24	171		171,063
Greeneden US Holdings II LLC,
First Lien Term B-2 Loan, 3 Month LIBOR + 3.750%
5.083%(c)	12/01/23	28		27,949

				327,517

Lodging — 0.0%
Casablanca US Holdings, Inc.,
First Lien Initial Term Loan, 1 Month LIBOR + 4.750%
6.061%(c)	03/29/24	117		116,956
First Lien Initial Term Loan, 3 Month LIBOR + 4.750%
5.985%(c)	03/29/24	—	(r)	492
5.985%(c)	03/29/24	—	(r)	115
6.061%(c)	03/29/24	27		27,434
Golden Nugget, Inc.,
B Term Loan, 1 Month LIBOR + 3.250%
4.488%(c)	10/04/23	28		28,436

				173,433

Media — 0.1%
Clear Channel Communications,
Tranche D Term Loan, 3 Month LIBOR + 6.750%
8.083%(c)	01/30/19	239		183,413
Tranche E Term Loan, 3 Month LIBOR + 7.500%
8.833%(c)	07/30/19	250		191,185
Hoya Midco LLC,
First Lien Initial Term Loan, 1 Month LIBOR + 4.000%
5.235%(c)	06/30/24	100		99,501
Radiate Holdco LLC,
Closing Date Term Loan, 1 Month LIBOR + 3.000%
4.235%(c)	02/01/24	60		58,842
Univision Communications, Inc.,
2017 Replacement Term Loan, 1 Month LIBOR + 2.750%
3.985%(c)	03/15/24	326		323,146
Vertis, Inc.,
Term Loan, PRIME + 10.750%^(d)
14.750%(c)	03/21/18	354		—

				856,087

Office/Business Equipment — 0.0%
USI, Inc.,
Initial Term Loan, 3 Month LIBOR + 3.000%
4.314%(c)	05/16/24	138		137,224

Oil & Gas — 0.1%
California Resources Corp.,
Term Loan (08/16), 1 Month LIBOR + 10.375%
11.609%(c)	12/31/21	454		483,737
Chesapeake Energy Corp.,
Class A Loan, 3 Month LIBOR + 7.500%
8.814%(c)	08/23/21	337		361,750
Exco Resources, Inc.,
First Lien Term Loan, 3 Month LIBOR + 15.000%^
15.000%(c)	10/19/20	73		48,473
MEG Energy Corp.,
Initial Term Loan, 3 Month LIBOR + 3.500%
4.833%(c)	12/31/23	148		146,900

Interest Rate	Maturity Date	Principal Amount (000)#	Value
BANK LOANS (Continued)
Oil & Gas (cont’d.)
4.833%(c)	12/31/23	100	$99,315
Ultra Resources, Inc.,
Senior Secured Term Loan, 3 Month LIBOR + 3.000%
4.309%(c)	04/12/24	305	304,996
4.309%(c)	04/12/24	123	122,685
4.309%(c)	04/12/24	63	63,060

			1,630,916

Oil, Gas & Consumable Fuels — 0.0%
Alon USA Partners LP,
MLP Term Loan, 1 Month LIBOR + 8.000%
9.250%(c)	11/26/18	26	26,564

Pharmaceuticals — 0.0%
Valeant Pharmaceuticals International, Inc.,
Series F Tranche B Term Loan, 1 Month LIBOR + 4.750%
5.990%(c)	04/01/22	138	139,984

Retail — 0.0%
PetSmart, Inc.,
Tranche B-2 Loan, 1 Month LIBOR + 3.000%
4.240%(c)	03/11/22	60	50,549
Rite Aid Corp.,
Tranche 1 Term Loan (Second Lien), 1 Month LIBOR + 4.750%
5.990%(c)	08/21/20	30	30,098
Tranche 2 Term Loan (Second Lien), 1 Month LIBOR + 3.875%
5.115%(c)	06/21/21	142	142,169

			222,816

Software — 0.1%
Almonde, Inc.,
First Lien Dollar Term Loan, 3 Month LIBOR + 3.500%
4.817%(c)	06/13/24	183	184,045
4.817%(c)	06/13/24	35	35,029
4.817%(c)	06/13/24	32	31,877
First Data Corp.,
2022D New Dollar Term Loan, 1 Month LIBOR + 2.250%
3.487%(c)	07/08/22	75	75,353
2024 Dollar Term Loan, 1 Month LIBOR + 2.500%
3.737%(c)	04/26/24	315	316,133
Genesys Telecom Holdings U.S., Inc.,
First Lien Term B-2 Loan, 3 Month LIBOR + 3.750%
5.080%(c)	12/01/23	65	65,763
Infor (US), Inc.,
Tranche B-6 Term Loan, 3 Month LIBOR + 2.750%
4.083%(c)	02/01/22	327	325,827
Project Alpha Intermediate Holdings, Inc.,
Term Loan, 3 Month LIBOR + 3.500%
4.810%(c)	04/26/24	160	156,009
Quest Software US Holdings, Inc.,
First Lien Initial Term Loan, 1 Month LIBOR + 6.000%
7.235%(c)	10/31/17	39	39,718
7.235%(c)	10/31/17	22	22,396
7.235%(c)	10/31/17	14	13,823
7.235%(c)	10/31/17	5	5,422
7.235%(c)	10/31/22	49	49,136
SolarWinds Holdings, Inc.,
2017 Refinancing Term Loan, 1 Month LIBOR + 3.500%
4.735%(c)	02/03/23	496	497,698

			1,818,229

A870

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
BANK LOANS (Continued)
Telecommunications — 0.1%
Avaya, Inc.,
DIP Term Loan, 1 Month LIBOR + 7.500%^
8.737%(c)	01/23/18	18	$18,014
9.000%(c)	01/23/18	26	26,473
DIP Term Loan, 3 Month LIBOR + 7.500%^
8.740%(c)	01/24/18	19	18,687
8.740%(c)	01/24/18	13	12,716
Term B-3 Loan, 3 Month LIBOR + 4.500%
5.390%(c)	10/26/17	15	12,600
Term B-6 Loan, 3 Month LIBOR + 7.500%^
8.733%(c)	03/31/18	190	159,600
CenturyLink, Inc.,
Initial Term B Loan
2.750%	01/31/25	501	484,628
Cincinnati Bell, Inc.,
Term B Loan, 1 Month LIBOR + 3.000%
4.237%(c)	08/17/24	289	289,963
Tranche B Term Loan, 1 Month LIBOR + 3.000%
4.237%(c)	09/10/20	38	38,140
Consolidated Communications, Inc.,
2016 Initial Term Loan, 1 Month LIBOR + 3.000%
4.240%(c)	10/05/23	76	73,876
4.240%(c)	10/05/23	33	32,078
Intelsat Jackson Holdings S.A.,
Tranche B-2 Term Loan, 3 Month LIBOR + 2.750%
4.071%(c)	06/30/19	100	99,604
Level 3 Financing, Inc.,
Tranche B 2024 Term Loan, 1 Month LIBOR + 2.250%
3.486%(c)	02/22/24	175	174,844
Securus Technologies Holdings, Inc.,
First Lien Term Loan, 3 Month LIBOR + 3.500%
5.500%(c)	06/20/24	117	117,585

			1,558,808

Trading Companies & Distributors — 0.0%
Spin Holdco, Inc.,
Term B-1 Loan, 2 Month LIBOR + 3.750%
5.014%(c)	11/14/22	249	249,242

Wireless — 0.0%
LSF9 Atlantis Holdings LLC,
Senior Lien Term Loan, 1 Month LIBOR + 6.000%
7.237%(c)	04/21/23	234	234,602

TOTAL BANK LOANS (cost $15,460,860)			14,713,530

COMMERCIAL MORTGAGE-BACKED SECURITIES — 1.4%
BB-UBS Trust,
Series 2012-SHOW, Class A, 144A
3.430%	11/05/36	1,000	1,023,571
Series 2012-TFT, Class A, 144A
2.892%	06/05/30	386	382,424
Commercial Mortgage Trust,
Series 2006-GG7, Class AM
5.959%(cc)	07/10/38	699	705,144
Series 2015-CR23, Class CMD, 144A
3.807%(cc)	05/10/48	230	226,330

Interest Rate	Maturity Date	Principal Amount (000)#	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
Fannie Mae-Aces,
Series 2011-M2, Class A2
3.645%	04/25/21	300	$303,854
Series 2011-M4, Class A2
3.726%	06/25/21	1,430	1,504,433
Series 2014-M3, Class A2
3.501%(cc)	01/25/24	2,290	2,415,424
Series 2014-M9, Class A2
3.103%(cc)	07/25/24	2,800	2,881,619
Series 2015-M2, Class A3
3.148%(cc)	12/25/24	3,796	3,905,622
Series 2015-M5, Class A1
2.964%(cc)	03/25/25	3,917	3,977,730
Series 2015-M10, Class A2
3.092%(cc)	04/25/27	1,579	1,599,686
FHLMC Multifamily Structured Pass-Through Certificates,
Series K037, Class A2
3.490%	01/25/24	3,800	4,020,432
Series K708, Class X1, IO
1.593%(cc)	01/25/19	15,490	228,357
Series KSMC, Class A2
2.615%	01/25/23	2,085	2,105,388
FREMF Mortgage Trust,
Series 2015-K45, Class C, 144A
3.714%(cc)	04/25/48	1,810	1,727,714
GS Mortgage Securities Trust,
Series 2011-GC5, Class D, 144A
5.565%(cc)	08/10/44	1,755	1,726,145
JPMBB Commercial Mortgage Securities Trust,
Series 2014-C26, Class A4
3.494%	01/15/48	1,960	2,022,399
Morgan Stanley Capital I Trust,
Series 2007-HQ11, Class X, IO, 144A
0.443%(cc)	02/12/44	7,426	87,698
Morgan Stanley Re-REMIC Trust,
Series 2012-IO, Class AXA, 144A
1.000%	03/27/51	181	179,549
UBS Commercial Mortgage Trust,
Series 2012-C1, Class D, 144A
5.730%(cc)	05/10/45	1,560	1,572,790
Series 2012-C1, Class XA, IO, 144A
2.269%(cc)	05/10/45	4,085	313,901
UBS-Barclays Commercial Mortgage Trust,
Series 2012-C2, Class A4
3.525%	05/10/63	647	674,660
Velocity Commercial Capital Loan Trust,
Series 2015-1, Class M3, 144A
7.050%(cc)	06/25/45	125	126,986
VNDO Mortgage Trust,
Series 2012-6AVE, Class A, 144A
2.996%	11/15/30	1,049	1,070,142
WFRBS Commercial Mortgage Trust,
Series 2013-C11, Class D, 144A
4.349%(cc)	03/15/45	1,125	1,040,857

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $35,354,144)			35,822,855

A871

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CONVERTIBLE BONDS — 4.1%
Aerospace & Defense — 0.2%
Airbus SE (France),
Sr. Unsec’d. Notes, MTN
0.000%(ss)	06/14/21	EUR	1,100	$1,524,347
0.000%(ss)	07/01/22	EUR	800	1,021,629
MTU Aero Engines AG (Germany),
Sr. Unsec’d. Notes
0.125%	05/17/23	EUR	400	602,056
Safran SA (France),
Sr. Unsec’d. Notes
0.000%(ss)	12/31/20	EUR	1,066	1,262,983

				4,411,015

Apparel — 0.0%
LVMH Moet Hennessy Louis Vuitton SE (France),
Sr. Unsec’d. Notes
0.000%(ss)	02/16/21		185	549,757

Auto Manufacturers — 0.1%
Suzuki Motor Corp. (Japan),
Sr. Unsec’d. Notes
0.000%(ss)	03/31/21	JPY	120,000	1,542,324
Tesla, Inc.,
Sr. Unsec’d. Notes
0.250%	03/01/19		2,081	2,285,198

				3,827,522

Auto Parts & Equipment — 0.0%
Cie Generale des Etablissements Michelin (France),
Sr. Unsec’d. Notes
0.000%(ss)	01/10/22		1,200	1,302,599

Banks — 0.0%
Yamaguchi Financial Group, Inc. (Japan),
Sr. Unsec’d. Notes, 3 Month LIBOR
0.829%(c)	03/26/20		600	627,449

Biotechnology — 0.1%
Illumina, Inc.,
Sr. Unsec’d. Notes
0.000%(ss)	06/15/19		1,357	1,431,635
0.500%	06/15/21(a)		539	612,776
Ionis Pharmaceuticals, Inc.,
Sr. Unsec’d. Notes
1.000%	11/15/21		386	407,713

				2,452,124

Chemicals — 0.1%
Kansai Paint Co. Ltd. (Japan),
Sr. Unsec’d. Notes
0.000%(ss)	06/17/22	JPY	70,000	674,184
Mitsubishi Chemical Holdings Corp. (Japan),
Sr. Unsec’d. Notes
0.000%(ss)	03/29/24	JPY	70,000	684,914
Toray Industries, Inc. (Japan),
Sr. Unsec’d. Notes
0.000%(ss)	08/30/19	JPY	30,000	332,926
0.000%(ss)	08/31/21	JPY	30,000	359,253

				2,051,277

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CONVERTIBLE BONDS (Continued)
Coal — 0.1%
RAG-Stiftung (Germany),
Sr. Unsec’d. Notes, MTN
0.000%(ss)	02/18/21	EUR	1,100	$1,440,492

Commercial Services — 0.1%
DP World Ltd. (United Arab Emirates),
Sr. Unsec’d. Notes
1.750%	06/19/24		1,200	1,227,623
LendingTree, Inc.,
Sr. Unsec’d. Notes, 144A
0.625%	06/01/22		434	573,423

				1,801,046

Diversified Financial Services — 0.1%
Brait SE (South Africa),
Sr. Unsec’d. Notes
2.750%	09/18/20	GBP	300	367,226
China Overseas Finance Investment Cayman V Ltd. (Hong Kong),
Gtd. Notes
0.000%(ss)	01/05/23		1,400	1,488,550
Magyar Nemzeti Vagyonkezelo Zrt (Hungary),
Gov’t. Gtd. Notes
3.375%	04/02/19	EUR	400	554,781
Solidium Oy (Finland),
Sr. Unsec’d. Notes
0.000%(ss)	09/04/18	EUR	200	243,825
Volcan Holdings PLC (Cyprus),
Sr. Sec’d. Notes
4.125%	04/11/20	GBP	800	1,136,318

				3,790,700

Electric — 0.0%
CenterPoint Energy, Inc.,
Sub. Notes
3.399%	09/15/29		679	505,229
Kyushu Electric Power Co., Inc. (Japan),
Sr. Sec’d. Notes
0.000%(ss)	03/31/22	JPY	80,000	734,948

				1,240,177

Electrical Components & Equipment — 0.1%
Bekaert SA (Belgium),
Sr. Unsec’d. Notes
0.000%(ss)	06/09/21	EUR	700	876,551
Prysmian SpA (Italy),
Sr. Unsec’d. Notes
0.000%(ss)	01/17/22	EUR	600	773,292
SunPower Corp.,
Sr. Unsec’d. Notes
0.875%	06/01/21		279	220,933

				1,870,776

Electronics — 0.0%
Zhen Ding Technology Holding Ltd. (Taiwan),
Sr. Unsec’d. Notes
0.000%(ss)	06/26/19		600	601,499

Energy-Alternate Sources — 0.0%
SolarCity Corp.,
Sr. Unsec’d. Notes
1.625%	11/01/19		755	713,475

A872

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CONVERTIBLE BONDS (Continued)
Engineering & Construction — 0.1%
China Railway Construction Corp. Ltd. (China),
Sr. Unsec’d. Notes
0.000%(ss)	01/29/21		750	$834,461
Dycom Industries, Inc.,
Sr. Unsec’d. Notes
0.750%	09/15/21(a)		618	702,203

				1,536,664

Foods — 0.0%
J Sainsbury PLC (United Kingdom),
Sr. Unsec’d. Notes
1.250%	11/21/19	GBP	500	680,049

Forest Products & Paper — 0.0%
Daio Paper Corp. (Japan),
Sr. Unsec’d. Notes
0.000%(ss)	09/17/20	JPY	40,000	366,141

Healthcare-Products — 0.1%
NuVasive, Inc.,
Sr. Unsec’d. Notes
2.250%	03/15/21		425	483,172
Terumo Corp. (Japan),
Sr. Unsec’d. Notes
0.000%(ss)	12/04/19	JPY	30,000	316,663
0.000%(ss)	12/06/21	JPY	30,000	324,461
Wright Medical Group, Inc.,
Sr. Unsec’d. Notes
2.000%	02/15/20		390	421,444

				1,545,740

Healthcare-Services — 0.0%
Anthem, Inc.,
Sr. Unsec’d. Notes
2.750%	10/15/42		291	755,145
Molina Healthcare, Inc.,
Sr. Unsec’d. Notes
1.125%	01/15/20		202	348,829

				1,103,974

Holding Companies-Diversified — 0.1%
Industrivarden AB (Sweden),
Sr. Unsec’d. Notes
0.000%(ss)	05/15/19	SEK	4,000	538,496
Sagerpar SA (Belgium),
Gtd. Notes
0.375%	10/09/18	EUR	500	650,337
Wendel SA (France),
Sr. Unsec’d. Notes
0.000%(ss)	07/31/19	EUR	1,297	881,240

				2,070,073

Home Furnishings — 0.1%
Sony Corp. (Japan),
Sr. Unsec’d. Notes
0.000%(ss)	09/30/22	JPY	138,000	1,405,754

Insurance — 0.0%
Swiss Life Holding AG (Switzerland),
Sr. Unsec’d. Notes
0.000%(ss)	12/02/20	CHF	295	447,214

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CONVERTIBLE BONDS (Continued)
Internet — 0.5%
Altaba, Inc.,
Sr. Unsec’d. Notes
0.000%(ss)	12/01/18		973	$1,262,468
Ctrip.com International Ltd. (China),
Sr. Unsec’d. Notes
1.000%	07/01/20		1,040	1,182,350
1.250%	09/15/22		961	1,034,877
FireEye, Inc.,
Sr. Unsec’d. Notes
1.625%	06/01/35		1,247	1,156,593
IAC FinanceCo, Inc.,
Sr. Unsec’d. Notes, 144A
0.875%	10/01/22		461	479,728
Liberty Expedia Holdings, Inc.,
Sr. Unsec’d. Notes, 144A
1.000%	06/30/47(a)		595	632,559
Palo Alto Networks, Inc.,
Sr. Unsec’d. Notes
0.000%(ss)	07/01/19		490	674,363
Priceline Group, Inc. (The),
Sr. Unsec’d. Notes
0.350%	06/15/20		1,743	2,515,367
0.900%	09/15/21(a)		477	547,358
Twitter, Inc.,
Sr. Unsec’d. Notes
1.000%	09/15/21		1,239	1,137,557
VeriSign, Inc.,
Jr. Sub. Notes
4.702%	08/15/37		749	2,330,326
Wayfair, Inc.,
Sr. Unsec’d. Notes, 144A
0.375%	09/01/22		829	803,094

				13,756,640

Investment Companies — 0.1%
Aabar Investments PJSC (United Arab Emirates),
Sr. Unsec’d. Notes, MTN
0.500%	03/27/20	EUR	1,400	1,474,294
Baosteel Hong Kong Investment Co. Ltd. (China),
Sr. Unsec’d. Notes
0.000%(ss)	12/01/18		747	773,891

				2,248,185

Media — 0.2%
DISH Network Corp.,
Sr. Unsec’d. Notes
3.375%	08/15/26		946	1,058,338
Sr. Unsec’d. Notes, 144A
2.375%	03/15/24		1,675	1,664,531
Liberty Interactive LLC,
Sr. Unsec’d. Notes
3.750%	02/15/30		18	12,678
4.000%	11/15/29		24	17,122
Sr. Unsec’d. Notes, 144A
1.750%	09/30/46		464	549,840
Liberty Media Corp.,
Sr. Unsec’d. Notes
1.375%	10/15/23		520	629,096

A873

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CONVERTIBLE BONDS (Continued)
Media (cont’d.)
Liberty Media Corp.-Liberty Formula One,
Sr. Unsec’d. Notes, 144A
1.000%	01/30/23		406	$482,633

				4,414,238

Miscellaneous Manufacturing — 0.1%
CRRC Corp. Ltd. (China),
Sr. Unsec’d. Notes
0.000%(ss)	02/05/21		750	773,250
Siemens Financieringsmaatschappij NV (Germany),
Gtd. Notes
1.650%	08/16/19		1,250	1,520,625

				2,293,875

Oil & Gas — 0.2%
BP Capital Markets PLC (United Kingdom),
Gtd. Notes
1.000%	04/28/23(a)	GBP	600	947,713
Chesapeake Energy Corp.,
Gtd. Notes, 144A
5.500%	09/15/26		1,153	1,057,878
Ensco Jersey Finance Ltd.,
Gtd. Notes, 144A
3.000%	01/31/24		1,089	925,021
3.000%	01/31/24		23	19,550
Oasis Petroleum, Inc.,
Gtd. Notes
2.625%	09/15/23		23	25,041
TOTAL SA (France),
Sr. Unsec’d. Notes, MTN
0.500%	12/02/22		600	613,200
Whiting Petroleum Corp.,
Gtd. Notes
1.250%	04/01/20		525	467,906

				4,056,309

Oil & Gas Services — 0.1%
TechnipFMC PLC (United Kingdom),
Sr. Unsec’d. Notes
0.875%	01/25/21	EUR	300	411,476
Weatherford International Ltd.,
Gtd. Notes
5.875%	07/01/21		1,383	1,510,063

				1,921,539

Pharmaceuticals — 0.2%
Bayer AG (Germany),
Sr. Unsec’d. Notes
0.050%	06/15/20	EUR	1,100	1,446,342
Bayer Capital Corp. BV (Germany),
Gtd. Notes, 144A
5.625%	11/22/19	EUR	1,200	1,743,624
Impax Laboratories, Inc.,
Sr. Unsec’d. Notes
2.000%	06/15/22		347	311,866
Jazz Investments I Ltd.,
Gtd. Notes
1.875%	08/15/21		725	763,516

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CONVERTIBLE BONDS (Continued)
Pharmaceuticals (cont’d.)
Neurocrine Biosciences, Inc.,
Sr. Unsec’d. Notes, 144A
2.250%	05/15/24		330	$375,581

				4,640,929

Real Estate — 0.2%
BUWOG AG (Austria),
Sr. Unsec’d. Notes
0.000%(ss)	09/09/21	EUR	500	636,154
CapitaLand Ltd. (Singapore),
Sr. Unsec’d. Notes
1.850%	06/19/20	SGD	750	546,555
1.950%	10/17/23	SGD	2,000	1,518,670
Deutsche Wohnen SE (Germany),
Sr. Unsec’d. Notes
0.325%	07/26/24	EUR	1,200	1,453,020
IMMOFINANZ AG (Austria),
Sr. Unsec’d. Notes
4.250%	03/08/18	EUR	147	796,899
LEG Immobilien AG (Germany),
Sr. Unsec’d. Notes
0.500%	07/01/21	EUR	200	384,411

				5,335,709

Real Estate Investment Trusts (REITs) — 0.1%
Extra Space Storage LP,
Gtd. Notes, 144A
3.125%	10/01/35		795	867,047
Fonciere Des Regions (France),
Sr. Unsec’d. Notes
0.875%	04/01/19	EUR	300	356,728
Intu Jersey 2 Ltd. (United Kingdom),
Gtd. Notes
2.875%	11/01/22	GBP	300	381,095

				1,604,870

Retail — 0.0%
Nebraska Book Holdings, Inc.,
Sr. Unsec’d. Notes, Cash coupon 2.000% or PIK 2.000%,
144A^
2.000%	04/01/26		34	—
Yamada Denki Co. Ltd. (Japan),
Sr. Unsec’d. Notes
0.000%(ss)	06/28/19	JPY	70,000	733,281

				733,281

Semiconductors — 0.8%
Advanced Micro Devices, Inc.,
Sr. Unsec’d. Notes
2.125%	09/01/26		369	653,591
ASM Pacific Technology Ltd. (Hong Kong),
Sr. Unsec’d. Notes
2.000%	03/28/19	HKD	4,000	642,890
Intel Corp.,
Jr. Sub. Notes
3.250%	08/01/39		755	1,387,313
3.493%	12/15/35		1,497	2,129,483
Microchip Technology, Inc.,
Sr. Sub. Notes, 144A
1.625%	02/15/27		3,551	4,312,246

A874

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CONVERTIBLE BONDS (Continued)
Semiconductors (cont’d.)
Micron Technology, Inc.,
Sr. Unsec’d. Notes
3.000%	11/15/43		799	$1,104,118
Nanya Technology Corp. (Taiwan),
Sr. Unsec’d. Notes
0.000%(ss)	01/24/22		400	681,999
Novellus Systems, Inc.,
Gtd. Notes
2.625%	05/15/41		426	2,340,338
ON Semiconductor Corp.,
Gtd. Notes, 144A
1.625%	10/15/23(a)		1,961	2,277,211
Semiconductor Manufacturing International Corp. (China),
Sr. Unsec’d. Notes
0.000%(ss)	07/07/22		500	574,999
Silicon Laboratories, Inc.,
Sr. Unsec’d. Notes, 144A
1.375%	03/01/22(a)		821	909,771
STMicroelectronics NV (Switzerland),
Sr. Unsec’d. Notes
0.000%(ss)	07/03/22		1,400	1,594,375
Synaptics, Inc.,
Sr. Unsec’d. Notes, 144A
0.500%	06/15/22		819	742,731
Veeco Instruments, Inc.,
Sr. Unsec’d. Notes
2.700%	01/15/23		606	579,488

				19,930,553

Software — 0.2%
Citrix Systems, Inc.,
Sr. Unsec’d. Notes
0.500%	04/15/19		1,472	1,707,520
Red Hat, Inc.,
Sr. Unsec’d. Notes
0.250%	10/01/19		704	1,083,280
salesforce.com, Inc.,
Sr. Unsec’d. Notes
0.250%	04/01/18		785	1,102,434
ServiceNow, Inc.,
Sr. Unsec’d. Notes, 144A
0.000%(ss)	06/01/22(a)		1,643	1,767,252

				5,660,486

Telecommunications — 0.1%
America Movil BV (Mexico),
Gtd. Notes
5.500%	09/17/18	EUR	500	523,579
Clearwire Communications LLC/Clearwire Finance, Inc.,
Gtd. Notes, 144A
8.250%	12/01/40		77	77,769
Telenor East Holding II A/S (Norway),
Gtd. Notes, MTN
0.250%	09/20/19		800	889,608
Viavi Solutions, Inc.,
Sr. Unsec’d. Notes
0.625%	08/15/33		604	631,180
Sr. Unsec’d. Notes, 144A
1.000%	03/01/24		545	545,681

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CONVERTIBLE BONDS (Continued)
Telecommunications (cont’d.)
Vodafone Group PLC (United Kingdom),
Sub. Notes
2.000%	02/25/19	GBP	400	$573,519

				3,241,336

Transportation — 0.0%
Kawasaki Kisen Kaisha Ltd. (Japan),
Sr. Unsec’d. Notes
0.000%(ss)	09/26/18	JPY	30,000	277,938

TOTAL CONVERTIBLE BONDS (cost $98,117,277)				105,951,405

CORPORATE BONDS — 17.6%
Advertising — 0.0%
Acosta, Inc.,
Sr. Unsec’d. Notes, 144A
7.750%	10/01/22		45	32,399
Lamar Media Corp.,
Gtd. Notes
5.000%	05/01/23		22	22,798
5.375%	01/15/24		15	15,788
Outfront Media Capital LLC/Outfront Media Capital Corp.,
Gtd. Notes
5.875%	03/15/25		115	120,463

				191,448

Aerospace & Defense — 0.2%
Arconic, Inc.,
Sr. Unsec’d. Notes
5.125%	10/01/24		180	191,537
5.900%	02/01/27		385	424,848
BAE Systems Holdings, Inc. (United Kingdom),
Gtd. Notes, 144A
3.800%	10/07/24		200	208,639
6.375%	06/01/19		70	74,860
Boeing Co. (The),
Sr. Unsec’d. Notes
7.950%	08/15/24		540	710,256
General Dynamics Corp.,
Gtd. Notes
2.625%	11/15/27		155	150,002
Harris Corp.,
Sr. Unsec’d. Notes
3.832%	04/27/25		350	363,022
4.854%	04/27/35		350	385,594
KLX, Inc.,
Gtd. Notes, 144A
5.875%	12/01/22		585	612,905
L3 Technologies, Inc.,
Gtd. Notes
3.850%	12/15/26		90	93,378
Lockheed Martin Corp.,
Sr. Unsec’d. Notes
3.350%	09/15/21		365	379,465
3.550%	01/15/26		145	149,661
3.800%	03/01/45		215	209,773
Sr. Unsec’d. Notes, 144A
4.090%	09/15/52		243	242,998

A875

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Aerospace & Defense (cont’d.)
Northrop Grumman Corp.,
Sr. Unsec’d. Notes
3.850%	04/15/45	125	$121,688
Rockwell Collins, Inc.,
Sr. Unsec’d. Notes
2.800%	03/15/22	370	373,960
3.200%	03/15/24	270	274,996
4.800%	12/15/43	300	327,825
TransDigm, Inc.,
Gtd. Notes
6.000%	07/15/22(a)	220	228,251
6.500%	07/15/24	370	382,025
6.500%	05/15/25	58	59,740
United Technologies Corp.,
Sr. Unsec’d. Notes
3.100%	06/01/22	64	65,630
3.125%	05/04/27	155	154,397
4.150%	05/15/45	120	123,556
4.500%	06/01/42	171	183,770

			6,492,776

Agriculture — 0.1%
Altria Group, Inc.,
Gtd. Notes
3.875%	09/16/46	120	117,299
4.000%	01/31/24	175	185,877
BAT Capital Corp. (United Kingdom),
Gtd. Notes, 144A
2.764%	08/15/22	125	125,702
3.557%	08/15/27	215	217,161
4.390%	08/15/37	125	128,276
Bunge Ltd. Finance Corp.,
Gtd. Notes
3.000%	09/25/22	435	435,498
3.750%	09/25/27	185	184,698
Cargill, Inc.,
Sr. Unsec’d. Notes, 144A
3.300%	03/01/22	250	257,862
Philip Morris International, Inc.,
Sr. Unsec’d. Notes
2.125%	05/10/23	360	350,630
2.375%	08/17/22	440	437,933
Reynolds American, Inc. (United Kingdom),
Gtd. Notes
4.450%	06/12/25	212	227,230
5.700%	08/15/35	170	199,360
7.000%	08/04/41	150	193,888

			3,061,414

Airlines — 0.2%
Air Canada 2013-1 Class A Pass-Through Trust (Canada),
Pass-Through Certificates, 144A
4.125%	11/15/26	103	109,823
Allegiant Travel Co.,
Gtd. Notes
5.500%	07/15/19	205	211,765
American Airlines 2011-1 Class A Pass-Through Trust,
Pass-Through Certificates
5.250%	07/31/22	33	34,655

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Airlines (cont’d.)
American Airlines 2013-1 Class A Pass-Through Trust,
Pass-Through Certificates
4.000%	01/15/27	160	$167,978
American Airlines 2013-2 Class A Pass-Through Trust,
Pass-Through Certificates
4.950%	07/15/24	736	788,547
American Airlines 2015-1 Class A Pass-Through Trust,
Pass-Through Certificates
3.375%	11/01/28	199	200,355
American Airlines 2016-2 Class A Pass-Through Trust,
Pass-Through Certificates
3.650%	12/15/29	292	296,378
American Airlines 2016-2 Class AA Pass-Through Trust,
Pass-Through Certificates
3.200%	12/15/29	390	389,717
American Airlines 2017-1 Class AA Pass-Through Trust,
Pass-Through Certificates
3.650%	08/15/30	400	411,399
American Airlines 2017-2 Class AA Pass-Through Trust,
Pass-Through Certificates
3.350%	04/15/31	145	146,813
American Airlines Group, Inc.,
Gtd. Notes, 144A
5.500%	10/01/19	119	124,653
Continental Airlines 2003-ERJ1 Pass-Through Trust,
Pass-Through Certificates
7.875%	01/02/20	94	95,339
Continental Airlines 2007-1 Class A Pass-Through Trust,
Pass-Through Certificates
5.983%	10/19/23	140	153,958
Continental Airlines 2012-2 Class A Pass-Through Trust,
Pass-Through Certificates
4.000%	04/29/26	70	73,217
Delta Air Lines 2007-1 Class A Pass-Through Trust,
Pass-Through Certificates
6.821%	02/10/24	339	390,658
Delta Air Lines 2010-2 Class A Pass-Through Trust,
Pass-Through Certificates
4.950%	11/23/20	51	52,601
Delta Air Lines 2011-1 Class A Pass-Through Trust,
Pass-Through Certificates
5.300%	10/15/20	29	30,694
Delta Air Lines 2012-1 Class A Pass-Through Trust,
Pass-Through Certificates
4.750%	11/07/21	43	45,122
Delta Air Lines 2015-1 Class AA Pass-Through Trust,
Pass-Through Certificates
3.625%	01/30/29	183	190,479
United Airlines 2013-1 Class A Pass-Through Trust,
Pass-Through Certificates
4.300%	02/15/27	57	60,649
United Airlines 2014-2 Class A Pass-Through Trust,
Pass-Through Certificates
3.750%	03/03/28	221	229,204
United Airlines 2016-1 Class AA Pass-Through Trust,
Pass-Through Certificates
3.100%	01/07/30	115	114,836

A876

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Airlines (cont’d.)
United Airlines 2016-2 Class AA Pass-Through Trust,
Pass-Through Certificates
2.875%	04/07/30	350	$343,665
United Continental Holdings, Inc.,
Gtd. Notes
4.250%	10/01/22	87	87,653
5.000%	02/01/24	124	126,635
US Airways 2013-1 Class B Pass-Through Trust,
Pass-Through Certificates
5.375%	05/15/23	8	8,931

			4,885,724

Auto Manufacturers — 0.4%
Daimler Finance North America LLC (Germany),
Gtd. Notes, 144A
2.375%	08/01/18	227	228,241
2.450%	05/18/20	221	222,552
Fiat Chrysler Automobiles NV (United Kingdom),
Sr. Unsec’d. Notes
5.250%	04/15/23(a)	732	780,495
Ford Motor Co.,
Sr. Unsec’d. Notes
5.291%	12/08/46	120	125,208
7.450%	07/16/31	700	906,568
7.500%	08/01/26	295	362,306
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
3.810%	01/09/24	1,300	1,325,815
4.134%	08/04/25	200	205,451
Sr. Unsec’d. Notes, GMTN
4.389%	01/08/26	200	208,028
General Motors Co.,
Sr. Unsec’d. Notes
5.000%	04/01/35	270	275,555
6.600%	04/01/36	1,100	1,306,699
6.750%	04/01/46	200	240,921
General Motors Financial Co., Inc.,
Gtd. Notes
3.250%	05/15/18	205	206,835
3.950%	04/13/24	155	158,752
4.300%	07/13/25	350	361,371
4.350%	01/17/27	1,000	1,027,598
Navistar International Corp.,
Gtd. Notes
8.250%	11/01/21	168	168,630
Nissan Motor Acceptance Corp.,
Sr. Unsec’d. Notes, MTN, 144A
1.800%	03/15/18	364	364,577
2.600%	09/28/22	145	145,131
Tesla, Inc.,
Gtd. Notes, 144A
5.300%	08/15/25	200	195,000
Toyota Motor Credit Corp.,
Sr. Unsec’d. Notes, MTN
2.125%	07/18/19	285	286,991

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Auto Manufacturers (cont’d.)
Wabash National Corp.,
Gtd. Notes, 144A
5.500%	10/01/25	30	$30,563

			9,133,287

Auto Parts & Equipment — 0.2%
Adient Global Holdings Ltd.,
Gtd. Notes, 144A
4.875%	08/15/26	325	332,313
Allison Transmission, Inc.,
Gtd. Notes, 144A
4.750%	10/01/27	32	32,239
American Axle & Manufacturing, Inc.,
Gtd. Notes
6.250%	03/15/21(a)	290	298,424
6.625%	10/15/22(a)	185	191,012
Gtd. Notes, 144A
6.250%	04/01/25(a)	654	667,078
6.500%	04/01/27(a)	237	239,074
Cooper-Standard Automotive, Inc.,
Gtd. Notes, 144A
5.625%	11/15/26	195	199,388
Dana, Inc.,
Sr. Unsec’d. Notes
6.000%	09/15/23	905	952,513
Goodyear Tire & Rubber Co. (The),
Gtd. Notes
4.875%	03/15/27	308	317,080
5.000%	05/31/26	442	460,785
5.125%	11/15/23	310	324,338
IHO Verwaltungs GmbH (Germany),
Sr. Sec’d. Notes, Cash coupon 4.500% or PIK 5.250%, 144A
4.500%	09/15/23	250	254,375
Tenneco, Inc.,
Gtd. Notes
5.000%	07/15/26	125	128,125
TI Group Automotive Systems LLC (United Kingdom),
Gtd. Notes, 144A
8.750%	07/15/23	370	392,200
Titan International, Inc.,
Sr. Sec’d. Notes
6.875%	10/01/20	71	73,166

			4,862,110

Banks — 2.5%
ABN AMRO Bank NV (Netherlands),
Sr. Unsec’d. Notes, 144A
2.100%	01/18/19	775	777,378
Sub. Notes, 144A
4.750%	07/28/25	250	265,413
Australia & New Zealand Banking Group Ltd. (Australia),
Jr. Sub. Notes, 144A
6.750%	12/29/49	200	225,999
Sr. Unsec’d. Notes, MTN, 144A
4.875%	01/12/21	160	172,950
Bank of America Corp.,
Jr. Sub. Notes
6.100%	12/29/49	85	93,713

A877

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Banks (cont’d.)
6.250%	09/29/49	135	$148,838
8.000%	07/29/49	1,260	1,278,018
Sr. Unsec’d. Notes, GMTN
2.369%	07/21/21	265	265,020
2.816%	07/21/23(a)	285	285,084
3.300%	01/11/23	105	107,567
Sr. Unsec’d. Notes, MTN
2.000%	01/11/18	267	267,295
2.503%	10/21/22	287	284,297
2.881%	04/24/23	2,190	2,199,494
3.124%	01/20/23	375	381,673
3.248%	10/21/27	1,000	979,964
3.824%	01/20/28	160	164,513
4.000%	04/01/24	675	713,106
4.100%	07/24/23	150	159,722
4.244%	04/24/38	85	89,845
5.000%	05/13/21	50	54,405
5.625%	07/01/20	630	686,159
5.650%	05/01/18	70	71,598
6.875%	04/25/18	620	637,846
Sub. Notes, MTN
3.950%	04/21/25	280	288,155
4.000%	01/22/25	550	569,135
Bank of Montreal (Canada),
Sr. Unsec’d. Notes, MTN
2.350%	09/11/22	80	79,196
Bank of New York Mellon Corp. (The),
Jr. Sub. Notes
4.625%	12/29/49	45	45,909
Sr. Unsec’d. Notes
5.450%	05/15/19	300	316,977
Sr. Unsec’d. Notes, MTN
2.200%	03/04/19	110	110,587
2.661%	05/16/23	285	286,183
Bank of Nova Scotia (The) (Canada),
Sr. Unsec’d. Notes
2.450%	03/22/21	275	276,689
2.450%	09/19/22	475	472,532
Bank of Tokyo-Mitsubishi UFJ Ltd. (The) (Japan),
Sr. Unsec’d. Notes, 144A
4.100%	09/09/23	200	213,255
Barclays PLC (United Kingdom),
Sr. Unsec’d. Notes
3.250%	01/12/21	350	356,311
3.650%	03/16/25	380	380,796
4.337%	01/10/28	225	232,311
BB&T Corp.,
Sub. Notes
5.250%	11/01/19	80	85,233
BPCE SA (France),
Sr. Unsec’d. Notes
2.650%	02/03/21	250	252,195
Sub. Notes, 144A
5.150%	07/21/24	200	215,602
Capital One Financial Corp.,
Sr. Unsec’d. Notes
3.200%	02/05/25	50	49,971
3.750%	04/24/24	815	841,640

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Banks (cont’d.)
CIT Group, Inc.,
Sr. Unsec’d. Notes
5.000%	08/15/22	169	$182,892
Citigroup, Inc.,
Jr. Sub. Notes
5.800%	11/29/49	130	134,225
5.875%	12/29/49	115	120,118
6.250%	12/29/49	155	174,375
Sr. Unsec’d. Notes
2.876%	07/24/23	1,250	1,251,590
2.900%	12/08/21	580	587,146
3.750%	06/16/24	580	604,706
3.887%	01/10/28	1,805	1,852,997
Sub. Notes
3.875%	03/26/25	395	404,158
4.050%	07/30/22	500	523,405
4.400%	06/10/25	580	610,595
4.600%	03/09/26	245	260,837
Cooperatieve Rabobank UA (Netherlands),
Gtd. Notes
3.750%	07/21/26	375	380,454
4.625%	12/01/23	500	537,293
Credit Agricole SA (France),
Jr. Sub. Notes, 144A
8.125%	12/29/49	200	236,750
Sr. Unsec’d. Notes, MTN, 144A
3.250%	10/04/24	700	700,398
Credit Suisse Group AG (Switzerland),
Jr. Sub. Notes, 144A
6.250%	12/29/49	200	213,000
Sr. Unsec’d. Notes, 144A
4.282%	01/09/28	250	260,404
Credit Suisse Group Funding Guernsey Ltd. (Switzerland),
Gtd. Notes
3.750%	03/26/25	300	305,587
3.800%	06/09/23	800	828,122
Danske Bank A/S (Denmark),
Sr. Unsec’d. Notes, 144A
2.200%	03/02/20	380	380,837
Deutsche Bank AG (Germany),
Sr. Unsec’d. Notes
1.875%	02/13/18	90	90,017
4.250%	10/14/21	510	534,253
Sr. Unsec’d. Notes, GMTN
3.125%	01/13/21	115	116,213
Discover Bank,
Sr. Unsec’d. Notes
4.250%	03/13/26	295	305,212
Fifth Third Bancorp,
Sub. Notes
8.250%	03/01/38	100	152,038
Goldman Sachs Group, Inc. (The),
Jr. Sub. Notes
5.700%	12/29/49	185	191,013
Sr. Unsec’d. Notes
2.350%	11/15/21	210	208,204
2.375%	01/22/18	190	190,447
2.908%	06/05/23	1,555	1,556,233
3.272%	09/29/25	1,000	1,001,303

A878

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Banks (cont’d.)
3.500%	01/23/25	1,200	$1,217,460
3.750%	05/22/25	273	280,681
3.750%	02/25/26	350	358,305
3.850%	01/26/27	80	81,733
5.750%	01/24/22	340	381,073
5.950%	01/18/18	60	60,761
Sr. Unsec’d. Notes, GMTN
5.375%	03/15/20	600	644,562
7.500%	02/15/19	1,960	2,105,058
Sr. Unsec’d. Notes, MTN
2.905%	07/24/23	506	506,364
Sub. Notes
5.150%	05/22/45	180	206,060
HSBC Bank PLC (United Kingdom),
Sr. Unsec’d. Notes, 144A
1.500%	05/15/18	200	199,831
4.750%	01/19/21	730	785,394
HSBC Holdings PLC (United Kingdom),
Sr. Unsec’d. Notes
2.650%	01/05/22	200	200,735
3.262%	03/13/23	745	760,403
3.900%	05/25/26	1,000	1,046,590
4.000%	03/30/22	1,129	1,193,377
4.041%	03/13/28	700	730,854
Sub. Notes
4.250%	08/18/25	200	207,267
HSBC USA, Inc.,
Sr. Unsec’d. Notes
1.625%	01/16/18	200	200,075
ING Bank NV (Netherlands),
Sub. Notes, 144A
5.800%	09/25/23	400	456,697
Intesa Sanpaolo SpA (Italy),
Sr. Unsec’d. Notes, 144A
3.875%	07/14/27	200	200,808
KeyBank NA,
Sub. Notes
5.700%	11/01/17	205	205,639
KeyCorp,
Sr. Unsec’d. Notes, MTN
5.100%	03/24/21	100	108,986
Lloyds Banking Group PLC (United Kingdom),
Sub. Notes
4.582%	12/10/25	700	735,534
Macquarie Bank Ltd. (Australia),
Sr. Unsec’d. Notes, MTN, 144A
2.600%	06/24/19	130	131,014
Macquarie Group Ltd. (Australia),
Sr. Unsec’d. Notes, 144A
6.250%	01/14/21	282	314,905
Manufacturers & Traders Trust Co.,
Sub. Notes
6.625%	12/04/17	250	252,145
Morgan Stanley,
Jr. Sub. Notes
5.450%	07/29/49	175	180,469
Sr. Unsec’d. Notes
4.375%	01/22/47	250	265,949
5.750%	01/25/21	115	126,979

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Banks (cont’d.)
Sr. Unsec’d. Notes, 3 Month LIBOR + 1.180%
2.487%(c)	01/20/22	205	$207,884
Sr. Unsec’d. Notes, GMTN
4.000%	07/23/25	1,000	1,054,264
6.625%	04/01/18	1,385	1,418,849
7.300%	05/13/19	950	1,028,361
Sr. Unsec’d. Notes, MTN
3.591%	07/22/28	2,320	2,328,644
3.971%	07/22/38	115	115,656
Sub. Notes, MTN
4.100%	05/22/23	300	313,689
5.000%	11/24/25	280	306,873
National Australia Bank Ltd. (Australia),
Sr. Unsec’d. Notes
3.375%	01/14/26	300	305,154
National City Corp.,
Sub. Notes
6.875%	05/15/19	100	107,610
Nordea Bank AB (Sweden),
Sub. Notes, 144A
4.250%	09/21/22	237	250,613
Northern Trust Corp.,
Sub. Notes
3.375%	05/08/32	370	370,136
PNC Bank NA,
Sub. Notes
6.875%	04/01/18	253	259,542
PNC Financial Services Group, Inc. (The),
Sr. Unsec’d. Notes
2.854%	11/09/22	340	343,761
4.375%	08/11/20	80	85,095
5.125%	02/08/20	200	214,020
6.700%	06/10/19	80	86,305
Regions Financial Corp.,
Sr. Unsec’d. Notes
2.750%	08/14/22	225	224,613
Royal Bank of Canada (Canada),
Sub. Notes, GMTN
4.650%	01/27/26	287	307,288
Royal Bank of Scotland Group PLC (United Kingdom),
Jr. Sub. Notes
8.625%	12/29/49	250	277,188
Sub. Notes
6.125%	12/15/22	465	511,521
Santander UK Group Holdings PLC (United Kingdom),
Sr. Unsec’d. Notes
3.571%	01/10/23	220	225,051
Sr. Unsec’d. Notes, MTN
3.125%	01/08/21	150	152,643
Sub. Notes, MTN, 144A
4.750%	09/15/25	400	417,840
Stadshypotek AB (Sweden),
Covered Bonds, 144A
1.875%	10/02/19	530	528,192
Standard Chartered PLC (United Kingdom),
Sub. Notes, 144A
5.200%	01/26/24	350	376,702

A879

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Banks (cont’d.)
State Street Corp.,
Sr. Unsec’d. Notes
2.653%	05/15/23	365	$367,026
Sub. Notes
3.100%	05/15/23	108	109,884
SunTrust Banks, Inc.,
Jr. Sub. Notes
5.050%	12/29/49	200	204,500
Toronto-Dominion Bank (The) (Canada),
Sr. Unsec’d. Notes, GMTN
1.750%	07/23/18	287	287,208
U.S. Bancorp,
Sr. Unsec’d. Notes, MTN
2.625%	01/24/22	133	134,854
3.000%	03/15/22	133	137,073
UBS Group Funding Switzerland AG (Switzerland),
Gtd. Notes, 144A
2.859%	08/15/23	490	488,404
3.491%	05/23/23	200	204,770
Wells Fargo & Co.,
Sr. Unsec’d. Notes
3.069%	01/24/23	1,165	1,184,958
Sr. Unsec’d. Notes, MTN
3.300%	09/09/24	300	304,940
3.500%	03/08/22	1,000	1,038,634
3.584%	05/22/28	190	192,308
Sub. Notes
5.375%	11/02/43	185	217,530
Sub. Notes, MTN
3.450%	02/13/23	400	409,849
4.750%	12/07/46	405	444,635
Wells Fargo Bank NA,
Sub. Notes
6.000%	11/15/17	600	603,180
Westpac Banking Corp. (Australia),
Sr. Unsec’d. Notes
2.150%	03/06/20	340	341,163
2.500%	06/28/22	110	109,947
4.875%	11/19/19	200	212,153
Sub. Notes
4.625%	06/01/18	400	407,593
Sub. Notes, GMTN
4.322%	11/23/31	195	200,345

			63,841,552

Beverages — 0.3%
Anheuser-Busch InBev Finance, Inc. (Belgium),
Gtd. Notes
3.650%	02/01/26	3,925	4,060,461
4.700%	02/01/36	530	584,343
4.900%	02/01/46	110	124,252
Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes
4.439%	10/06/48	90	96,368
8.000%	11/15/39	160	246,710
Coca-Cola Femsa SAB de CV (Mexico),
Gtd. Notes
3.875%	11/26/23	150	158,440

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Beverages (cont’d.)
Constellation Brands, Inc.,
Gtd. Notes
2.700%	05/09/22	85	$85,290
4.250%	05/01/23	40	42,876
4.750%	12/01/25	220	240,196
Cott Beverages, Inc. (Canada),
Gtd. Notes
5.375%	07/01/22	186	193,905
Cott Holdings, Inc. (Canada),
Gtd. Notes, 144A
5.500%	04/01/25	133	138,653
Diageo Capital PLC (United Kingdom),
Gtd. Notes
5.750%	10/23/17	180	180,433
Heineken NV (Netherlands),
Sr. Unsec’d. Notes, 144A
3.400%	04/01/22	250	260,990
PepsiCo, Inc.,
Sr. Unsec’d. Notes
3.100%	07/17/22	94	97,576
3.450%	10/06/46	230	218,223

			6,728,716

Biotechnology — 0.1%
Amgen, Inc.,
Sr. Unsec’d. Notes
2.650%	05/11/22	80	80,653
3.625%	05/15/22	935	976,464
4.400%	05/01/45	115	121,749
4.563%	06/15/48	332	360,077
Baxalta, Inc.,
Gtd. Notes
4.000%	06/23/25	310	325,194
Celgene Corp.,
Sr. Unsec’d. Notes
2.125%	08/15/18	195	195,816
3.250%	08/15/22	85	87,724
Concordia International Corp. (Canada),
Sr. Sec’d. Notes, 144A
9.000%	04/01/22	45	35,100
Sr. Unsec’d. Notes, 144A
7.000%	04/15/23	506	82,226
Gilead Sciences, Inc.,
Sr. Unsec’d. Notes
4.000%	09/01/36	600	618,044
4.600%	09/01/35	240	264,975

			3,148,022

Building Materials — 0.1%
Airxcel, Inc.,
Sr. Sec’d. Notes, 144A
8.500%	02/15/22	43	45,584
Cemex SAB de CV (Mexico),
Sr. Sec’d. Notes, 144A
6.125%	05/05/25	705	758,756
Hardwoods Acquisition, Inc.,
Sr. Sec’d. Notes, 144A
7.500%	08/01/21	140	129,500

A880

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Building Materials (cont’d.)
James Hardie International Finance DAC (Ireland),
Gtd. Notes, 144A
5.875%	02/15/23	305	$320,250
Johnson Controls International PLC,
Sr. Unsec’d. Notes
4.250%	03/01/21	165	174,404
5.000%	03/30/20	150	159,737
5.700%	03/01/41	150	173,866
Martin Marietta Materials, Inc.,
Sr. Unsec’d. Notes
3.450%	06/01/27(a)	440	436,912
Masco Corp.,
Sr. Unsec’d. Notes
3.500%	04/01/21	205	210,508
3.500%	11/15/27	25	24,764
4.500%	05/15/47	25	25,069
NCI Building Systems, Inc.,
Gtd. Notes, 144A
8.250%	01/15/23	55	58,988
NWH Escrow Corp.,
Sr. Sec’d. Notes, 144A
7.500%	08/01/21	60	54,450
Owens Corning,
Gtd. Notes
4.300%	07/15/47	115	109,698
RSI Home Products, Inc.,
Sec’d. Notes, 144A
6.500%	03/15/23	460	483,000
Standard Industries, Inc.,
Sr. Unsec’d. Notes, 144A
6.000%	10/15/25	90	98,186
Summit Materials LLC/Summit Materials Finance Corp.,
Gtd. Notes
6.125%	07/15/23	165	174,075
Gtd. Notes, 144A
5.125%	06/01/25	48	49,459
US Concrete, Inc.,
Gtd. Notes
6.375%	06/01/24	128	137,920
Vulcan Materials Co.,
Sr. Unsec’d. Notes
4.500%	06/15/47	45	45,651

			3,670,777

Chemicals — 0.4%
Agrium, Inc. (Canada),
Sr. Unsec’d. Notes
4.125%	03/15/35	450	457,180
Axalta Coating Systems LLC,
Gtd. Notes, 144A
4.875%	08/15/24	185	192,863
Blue Cube Spinco, Inc.,
Gtd. Notes
10.000%	10/15/25	205	250,356
CF Industries, Inc.,
Gtd. Notes
5.150%	03/15/34	70	69,825
Sr. Sec’d. Notes, 144A
4.500%	12/01/26	302	315,984

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Chemicals (cont’d.)
Chemours Co. (The),
Gtd. Notes
5.375%	05/15/27	64	$66,399
6.625%	05/15/23	253	269,129
7.000%	05/15/25	40	44,299
CVR Partners LP/CVR Nitrogen Finance Corp.,
Sec’d. Notes, 144A
9.250%	06/15/23(a)	364	387,658
Dow Chemical Co. (The),
Sr. Unsec’d. Notes
3.000%	11/15/22	260	264,802
4.125%	11/15/21	60	63,571
4.250%	10/01/34	200	206,558
8.550%	05/15/19	101	111,525
E.I. du Pont de Nemours & Co.,
Sr. Unsec’d. Notes
4.150%	02/15/43	89	90,056
GCP Applied Technologies, Inc.,
Gtd. Notes, 144A
9.500%	02/01/23	271	306,230
Hexion, Inc.,
Sr. Sec’d. Notes
6.625%	04/15/20	954	853,830
Huntsman International LLC,
Gtd. Notes
4.875%	11/15/20	345	365,269
5.125%	11/15/22	601	646,075
INEOS Group Holdings SA (Luxembourg),
Gtd. Notes, 144A
5.625%	08/01/24(a)	1,670	1,734,713
Mosaic Co. (The),
Sr. Unsec’d. Notes
4.250%	11/15/23(a)	250	259,613
5.450%	11/15/33(a)	900	930,202
NOVA Chemicals Corp. (Canada),
Sr. Unsec’d. Notes, 144A
4.875%	06/01/24	27	27,338
5.000%	05/01/25	49	49,735
5.250%	08/01/23	55	56,650
5.250%	06/01/27	43	43,430
Olin Corp.,
Sr. Unsec’d. Notes
5.125%	09/15/27	60	62,700
PolyOne Corp.,
Sr. Unsec’d. Notes
5.250%	03/15/23	120	127,200
Potash Corp. of Saskatchewan, Inc. (Canada),
Sr. Unsec’d. Notes
3.250%	12/01/17	200	200,488
PQ Corp.,
Sr. Sec’d. Notes, 144A
6.750%	11/15/22	99	107,168
Rain CII Carbon LLC/CII Carbon Corp.,
Sec’d. Notes, 144A
7.250%	04/01/25	260	274,300
Sherwin-Williams Co. (The),
Sr. Unsec’d. Notes
2.750%	06/01/22	110	110,741
4.500%	06/01/47	35	36,731

A881

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Chemicals (cont’d.)
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc.,
Gtd. Notes, 144A
5.375%	09/01/25	37	$38,064
Tronox Finance PLC,
Gtd. Notes, 144A
5.750%	10/01/25	34	34,850
Union Carbide Corp.,
Sr. Unsec’d. Notes
7.750%	10/01/2096	130	173,398
Valvoline, Inc.,
Gtd. Notes, 144A
4.375%	08/15/25	23	23,431
Venator Finance Sarl/Venator Materials LLC,
Gtd. Notes, 144A
5.750%	07/15/25	75	78,000
Versum Materials, Inc.,
Gtd. Notes, 144A
5.500%	09/30/24	50	53,000
Westlake Chemical Corp.,
Gtd. Notes
3.600%	07/15/22	100	102,208

			9,485,569

Coal — 0.0%
CONSOL Energy, Inc.,
Gtd. Notes
5.875%	04/15/22	57	57,570
Peabody Energy Corp.,
Sr. Sec’d. Notes, 144A
6.000%	03/31/22	32	33,040

			90,610

Commercial Services — 0.4%
ACE Cash Express, Inc.,
Sr. Sec’d. Notes, 144A
11.000%	02/01/19	458	456,854
ADT Corp. (The),
Sr. Sec’d. Notes
3.500%	07/15/22	305	304,999
4.125%	06/15/23	324	329,669
Ahern Rentals, Inc.,
Sec’d. Notes, 144A
7.375%	05/15/23	155	141,825
AMN Healthcare, Inc.,
Gtd. Notes, 144A
5.125%	10/01/24	210	217,613
APX Group, Inc.,
Sr. Sec’d. Notes
6.375%	12/01/19	5	5,113
Ashtead Capital, Inc. (United Kingdom),
Sec’d. Notes, 144A
5.625%	10/01/24	285	306,375
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.,
Gtd. Notes
5.500%	04/01/23(a)	150	153,375
Gtd. Notes, 144A
6.375%	04/01/24(a)	700	729,749

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Commercial Services (cont’d.)
Booz Allen Hamilton, Inc.,
Gtd. Notes, 144A
5.125%	05/01/25	50	$50,499
Corporate Risk Holdings LLC,
Sr. Sec’d. Notes, 144A
9.500%	07/01/19	3	3,188
Ecolab, Inc.,
Sr. Unsec’d. Notes
5.500%	12/08/41	295	362,946
ERAC USA Finance LLC,
Gtd. Notes, 144A
5.250%	10/01/20	24	25,954
5.625%	03/15/42	65	75,167
6.700%	06/01/34	110	137,196
Sr. Unsec’d. Notes, 144A
4.500%	08/16/21	105	112,078
FTI Consulting, Inc.,
Gtd. Notes
6.000%	11/15/22	105	108,413
Gartner, Inc.,
Gtd. Notes, 144A
5.125%	04/01/25	105	110,775
Great Lakes Dredge & Dock Corp.,
Gtd. Notes
8.000%	05/15/22	130	134,875
GW Honos Security Corp. (Canada),
Sr. Unsec’d. Notes, 144A
8.750%	05/15/25	570	607,763
Herc Rentals, Inc.,
Sec’d. Notes, 144A
7.500%	06/01/22	61	65,956
7.750%	06/01/24(a)	569	617,365
Hertz Corp. (The),
Gtd. Notes
6.250%	10/15/22(a)	825	783,750
Gtd. Notes, 144A
5.500%	10/15/24(a)	790	711,000
Sec’d. Notes, 144A
7.625%	06/01/22	145	149,531
Live Nation Entertainment, Inc.,
Gtd. Notes, 144A
4.875%	11/01/24	175	181,125
Nielsen Co. Luxembourg Sarl (The),
Gtd. Notes, 144A
5.500%	10/01/21	40	41,100
Nielsen Finance LLC/Nielsen Finance Co.,
Gtd. Notes
4.500%	10/01/20	127	128,429
Gtd. Notes, 144A
5.000%	04/15/22	615	637,294
Prime Security Services Borrower LLC/Prime Finance, Inc.,
Sec’d. Notes, 144A
9.250%	05/15/23	465	513,155
Service Corp. International,
Sr. Unsec’d. Notes
5.375%	05/15/24(a)	288	306,000
7.500%	04/01/27	155	185,613

A882

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Commercial Services (cont’d.)
Sotheby’s,
Gtd. Notes, 144A
5.250%	10/01/22	7	$7,175
Syniverse Foreign Holdings Corp.,
Gtd. Notes, 144A
9.125%	01/15/22	25	25,438
Syniverse Holdings, Inc.,
Gtd. Notes
9.125%	01/15/19	5	4,963
Team Health Holdings, Inc.,
Gtd. Notes, 144A
6.375%	02/01/25(a)	192	181,920
United Rentals North America, Inc.,
Gtd. Notes
4.625%	10/15/25	45	45,563
4.875%	01/15/28	65	65,325
4.875%	01/15/28	50	50,250
5.500%	07/15/25	590	632,038
5.500%	05/15/27	110	117,288
5.750%	11/15/24(a)	1,045	1,109,006
5.875%	09/15/26	30	32,588
7.625%	04/15/22	106	110,325
WEX, Inc.,
Sr. Sec’d. Notes, 144A
4.750%	02/01/23	5	5,125

			11,081,748

Computers — 0.4%
Apple, Inc.,
Sr. Unsec’d. Notes
2.300%	05/11/22	460	461,806
2.400%	05/03/23	540	538,975
2.850%	05/11/24	480	485,829
2.900%	09/12/27	75	74,445
3.200%	05/11/27	215	218,894
3.250%	02/23/26	440	451,966
3.850%	05/04/43	800	805,930
4.500%	02/23/36	800	900,170
Dell International LLC/EMC Corp.,
Gtd. Notes, 144A
5.875%	06/15/21	634	662,797
7.125%	06/15/24	305	336,972
Sr. Sec’d. Notes, 144A
6.020%	06/15/26	1,680	1,865,724
Diebold Nixdorf, Inc.,
Gtd. Notes
8.500%	04/15/24(a)	280	303,526
EMC Corp.,
Sr. Unsec’d. Notes
1.875%	06/01/18	120	119,524
Exela Intermediate LLC/Exela Finance, Inc.,
Sr. Sec’d. Notes, 144A
10.000%	07/15/23	170	167,025
HP, Inc.,
Sr. Unsec’d. Notes
4.300%	06/01/21	157	166,355
4.650%	12/09/21	270	290,937
6.000%	09/15/41	141	150,560

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Computers (cont’d.)
International Business Machines Corp.,
Sr. Unsec’d. Notes
2.250%	02/19/21	538	$539,632
3.625%	02/12/24	100	104,930
Riverbed Technology, Inc.,
Gtd. Notes, 144A
8.875%	03/01/23	200	190,500
Western Digital Corp.,
Gtd. Notes
10.500%	04/01/24	875	1,028,125
Sr. Sec’d. Notes, 144A
7.375%	04/01/23	582	637,581

			10,502,203

Cosmetics/Personal Care — 0.0%
Revlon Consumer Products Corp.,
Gtd. Notes
5.750%	02/15/21(a)	174	151,815
6.250%	08/01/24	146	112,785
Unilever Capital Corp. (United Kingdom),
Gtd. Notes
2.000%	07/28/26	100	92,360

			356,960

Distribution/Wholesale — 0.0%
Global Partners LP/GLP Finance Corp.,
Gtd. Notes
6.250%	07/15/22	120	121,500
7.000%	06/15/23	60	60,300
H&E Equipment Services, Inc.,
Gtd. Notes, 144A
5.625%	09/01/25	43	45,365
HD Supply, Inc.,
Gtd. Notes, 144A
5.750%	04/15/24	622	665,540
LKQ Corp.,
Gtd. Notes
4.750%	05/15/23	132	136,305
Univar USA, Inc.,
Gtd. Notes, 144A
6.750%	07/15/23	50	52,375
WW Grainger, Inc.,
Sr. Unsec’d. Notes
4.600%	06/15/45	150	161,594

			1,242,979

Diversified Financial Services — 0.7%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Netherlands),
Gtd. Notes
3.500%	05/26/22	175	179,195
3.950%	02/01/22	525	546,457
4.625%	07/01/22	615	659,178
Air Lease Corp.,
Sr. Unsec’d. Notes
3.000%	09/15/23	85	84,794
3.375%	06/01/21	310	319,760
3.875%	04/01/21	130	135,774

A883

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Diversified Financial Services (cont’d.)
Aircastle Ltd.,
Sr. Unsec’d. Notes
5.000%	04/01/23	370	$395,899
5.125%	03/15/21	310	330,149
Alliance Data Systems Corp.,
Gtd. Notes, 144A
5.375%	08/01/22	25	25,749
Gtd. Notes, MTN, 144A
5.875%	11/01/21	100	103,999
Ally Financial, Inc.,
Gtd. Notes
4.750%	09/10/18	80	81,767
6.250%	12/01/17	147	147,845
8.000%	11/01/31	125	161,238
Sr. Unsec’d. Notes
3.250%	11/05/18	10	10,089
4.125%	02/13/22	75	77,483
4.250%	04/15/21	395	408,824
4.625%	05/19/22	2,038	2,134,805
4.625%	03/30/25(a)	480	503,398
5.125%	09/30/24	25	27,075
Sub. Notes
5.750%	11/20/25	250	271,049
American Express Co.,
Sr. Unsec’d. Notes
2.500%	08/01/22	180	179,794
7.000%	03/19/18	320	327,977
American Express Credit Corp.,
Sr. Unsec’d. Notes, MTN
1.875%	11/05/18	100	100,098
2.250%	05/05/21	53	52,923
2.700%	03/03/22	30	30,357
BlackRock, Inc.,
Sr. Unsec’d. Notes
3.375%	06/01/22	80	83,905
3.500%	03/18/24	70	73,207
Blackstone Holdings Finance Co. LLC,
Gtd. Notes, 144A
5.875%	03/15/21	560	623,081
Capital One Bank USA NA,
Sub. Notes
3.375%	02/15/23	1,475	1,496,880
CME Group, Inc.,
Sr. Unsec’d. Notes
3.000%	09/15/22	180	184,915
CNG Holdings, Inc.,
Sr. Sec’d. Notes, 144A
9.375%	05/15/20	414	362,250
CSTN Merger Sub, Inc.,
Sr. Sec’d. Notes, 144A
6.750%	08/15/24	51	50,872
GE Capital International Funding Co. Unlimited Co.,
Gtd. Notes
2.342%	11/15/20	1,651	1,668,380
4.418%	11/15/35	1,072	1,165,690
ILFC E-Capital Trust I,
Ltd. Gtd. Notes, 3 Month LIBOR + 1.550%, 144A
4.360%(c)	12/21/65	760	722,000

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Diversified Financial Services (cont’d.)
Intercontinental Exchange, Inc.,
Gtd. Notes
4.000%	10/15/23	442	$474,272
International Lease Finance Corp.,
Sr. Unsec’d. Notes
5.875%	08/15/22	685	767,012
Invesco Finance PLC,
Gtd. Notes
4.000%	01/30/24	524	556,139
Jefferies Group LLC,
Sr. Unsec’d. Notes
6.875%	04/15/21	580	655,440
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.,
Gtd. Notes, 144A
5.250%	10/01/25	29	28,728
Sr. Unsec’d. Notes, 144A
5.250%	03/15/22	82	83,640
LPL Holdings, Inc.,
Gtd. Notes, 144A
5.750%	09/15/25	123	127,514
National Rural Utilities Cooperative Finance Corp.,
Collateral Trust
2.700%	02/15/23	280	279,792
10.375%	11/01/18	110	120,136
Nationstar Mortgage LLC/Nationstar Capital Corp.,
Gtd. Notes
6.500%	07/01/21	70	71,400
7.875%	10/01/20	125	127,813
Quicken Loans, Inc.,
Gtd. Notes, 144A
5.750%	05/01/25	185	194,250
Springleaf Finance Corp.,
Gtd. Notes
7.750%	10/01/21(a)	215	242,886
Synchrony Financial,
Sr. Unsec’d. Notes
3.700%	08/04/26	225	220,363
4.250%	08/15/24	250	259,785
Tempo Acquisition LLC/Tempo Acquisition Finance Corp.,
Sr. Unsec’d. Notes, 144A
6.750%	06/01/25	67	67,670

			18,003,696

Electric — 0.8%
AES Corp.,
Sr. Unsec’d. Notes
4.875%	05/15/23	380	391,399
5.500%	03/15/24	365	380,056
6.000%	05/15/26	265	285,206
Alabama Power Co.,
Sr. Unsec’d. Notes
3.850%	12/01/42	135	133,908
5.600%	03/15/33	120	142,012
5.875%	12/01/22	160	184,617
6.125%	05/15/38	30	38,302
Appalachian Power Co.,
Sr. Unsec’d. Notes
4.600%	03/30/21	150	161,011
5.800%	10/01/35	103	123,748

A884

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Electric (cont’d.)
Arizona Public Service Co.,
Sr. Unsec’d. Notes
4.500%	04/01/42	56	$61,509
5.050%	09/01/41	107	124,888
Berkshire Hathaway Energy Co.,
Sr. Unsec’d. Notes
3.750%	11/15/23	537	565,900
6.125%	04/01/36	240	308,067
Calpine Corp.,
Sr. Sec’d. Notes, 144A
5.250%	06/01/26	750	746,249
Cleveland Electric Illuminating Co. (The),
First Mortgage
5.500%	08/15/24	200	228,580
8.875%	11/15/18	120	128,985
CMS Energy Corp.,
Sr. Unsec’d. Notes
2.950%	02/15/27	120	115,714
3.000%	05/15/26	62	60,489
3.450%	08/15/27	125	125,471
8.750%	06/15/19	80	88,762
Commonwealth Edison Co.,
First Mortgage
2.950%	08/15/27	155	154,293
3.750%	08/15/47	140	140,509
Consolidated Edison Co. of New York, Inc.,
Sr. Unsec’d. Notes
4.200%	03/15/42	69	73,217
Consumers Energy Co.,
First Mortgage
2.850%	05/15/22	100	102,003
5.650%	04/15/20	105	114,275
Dominion Energy, Inc.,
Sr. Unsec’d. Notes
2.850%	08/15/26	265	255,098
3.625%	12/01/24	300	310,266
3.900%	10/01/25	160	166,770
4.900%	08/01/41	32	35,512
5.250%	08/01/33	240	274,710
DTE Electric Co.,
General Ref. Mortgage
2.650%	06/15/22	53	53,401
DTE Energy Co.,
Sr. Unsec’d. Notes
3.850%	12/01/23	46	48,191
Duke Energy Carolinas LLC,
First Mortgage
3.900%	06/15/21	200	211,405
First Ref. Mortgage
6.000%	01/15/38	31	40,601
7.000%	11/15/18	100	105,723
Duke Energy Corp.,
Sr. Unsec’d. Notes
3.150%	08/15/27	255	252,796
Duke Energy Indiana LLC,
First Mortgage
3.750%	07/15/20	90	94,152
3.750%	05/15/46	155	154,433
Sr. Unsec’d. Notes

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Electric (cont’d.)
6.120%	10/15/35	50	$64,699
Duke Energy Progress LLC,
First Mortgage
4.100%	03/15/43	100	104,891
Duquesne Light Holdings, Inc.,
Sr. Unsec’d. Notes, 144A
3.616%	08/01/27	60	59,585
Dynegy, Inc.,
Gtd. Notes
5.875%	06/01/23(a)	700	696,500
Gtd. Notes, 144A
8.000%	01/15/25	160	165,600
8.125%	01/30/26	122	125,660
Edison International,
Sr. Unsec’d. Notes
2.400%	09/15/22	25	24,805
2.950%	03/15/23	155	156,965
EDP Finance BV (Portugal),
Sr. Unsec’d. Notes, 144A
3.625%	07/15/24	200	201,642
Electricite de France SA (France),
Sr. Unsec’d. Notes, 144A
4.875%	01/22/44	75	79,480
Emera US Finance LP (Canada),
Gtd. Notes
4.750%	06/15/46	75	80,425
Entergy Gulf States Louisiana LLC,
First Mortgage
5.590%	10/01/24	250	291,827
Entergy Louisiana LLC,
First Mortgage
4.050%	09/01/23	100	106,667
Entergy Mississippi, Inc.,
First Mortgage
2.850%	06/01/28	95	91,675
Exelon Corp.,
Jr. Sub. Notes
3.497%	06/01/22	195	200,868
Sr. Unsec’d. Notes
2.450%	04/15/21	75	75,007
7.600%	04/01/32	155	207,771
Exelon Generation Co. LLC,
Sr. Unsec’d. Notes
2.950%	01/15/20	370	376,545
3.400%	03/15/22	75	76,821
4.250%	06/15/22	270	288,688
6.250%	10/01/39	200	220,264
FirstEnergy Corp.,
Sr. Unsec’d. Notes
3.900%	07/15/27	70	71,088
4.850%	07/15/47	30	31,483
Florida Power & Light Co.,
First Mortgage
4.050%	06/01/42	200	212,981
5.625%	04/01/34	150	187,136
GenOn Energy, Inc.,
Sr. Unsec’d. Notes(d)(dd)
9.500%	10/15/18	60	43,950
9.875%	10/15/20	350	254,626

A885

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Electric (cont’d.)
Great Plains Energy, Inc.,
Sr. Unsec’d. Notes
4.850%	06/01/21	22	$23,465
Gulf Power Co.,
Sr. Unsec’d. Notes
3.300%	05/30/27	195	197,413
Hydro-Quebec (Canada),
Gov’t. Gtd. Notes
8.050%	07/07/24	550	715,850
8.400%	01/15/22	120	146,623
9.400%	02/01/21	130	157,154
Indiana Michigan Power Co.,
Sr. Unsec’d. Notes
3.750%	07/01/47	75	73,732
7.000%	03/15/19	170	182,018
ITC Holdings Corp.,
Sr. Unsec’d. Notes
3.650%	06/15/24	175	180,057
Jersey Central Power & Light Co.,
Sr. Unsec’d. Notes
6.150%	06/01/37	100	118,263
Sr. Unsec’d. Notes, 144A
4.300%	01/15/26	355	371,537
John Sevier Combined Cycle Generation LLC,
Sec’d. Notes
4.626%	01/15/42	211	231,743
Kansas City Power & Light Co.,
Sr. Unsec’d. Notes
5.300%	10/01/41	300	351,265
Nevada Power Co.,
General Ref. Mortgage
5.375%	09/15/40	350	413,510
6.500%	08/01/18	305	317,028
New York State Electric & Gas Corp.,
Sr. Unsec’d. Notes, 144A
3.250%	12/01/26	200	201,938
NextEra Energy Operating Partners LP,
Gtd. Notes, 144A
4.250%	09/15/24	75	76,594
4.500%	09/15/27	51	51,956
NRG Energy, Inc.,
Gtd. Notes
6.625%	01/15/27	240	251,401
7.250%	05/15/26	220	235,950
Oncor Electric Delivery Co. LLC,
Sr. Sec’d. Notes
6.800%	09/01/18	160	167,287
Pacific Gas & Electric Co.,
Sr. Unsec’d. Notes
2.450%	08/15/22	113	112,994
3.400%	08/15/24	325	336,496
4.450%	04/15/42	67	73,906
4.600%	06/15/43	50	55,975
6.050%	03/01/34	150	195,349
8.250%	10/15/18	130	138,477
PECO Energy Co.,
First Mortgage
2.375%	09/15/22	150	149,921

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Electric (cont’d.)
Pennsylvania Electric Co.,
Sr. Unsec’d. Notes, 144A
3.250%	03/15/28	85	$83,924
PPL Capital Funding, Inc.,
Gtd. Notes
3.400%	06/01/23	50	51,480
4.000%	09/15/47	65	64,603
4.200%	06/15/22	100	107,075
Progress Energy, Inc.,
Sr. Unsec’d. Notes
3.150%	04/01/22	108	110,057
4.400%	01/15/21	93	98,371
7.000%	10/30/31	150	202,343
7.750%	03/01/31	150	212,222
PSEG Power LLC,
Gtd. Notes
2.450%	11/15/18	350	351,717
4.150%	09/15/21	50	52,688
Public Service Co. of Colorado,
First Mortgage
3.200%	11/15/20	36	37,049
Public Service Co. of New Hampshire,
First Mortgage
3.500%	11/01/23	40	41,848
Public Service Co. of Oklahoma,
Sr. Unsec’d. Notes
5.150%	12/01/19	200	212,503
Public Service Electric & Gas Co.,
Sec’d. Notes, MTN
3.650%	09/01/42	75	74,340
Rochester Gas & Electric Corp.,
First Mortgage, 144A
3.100%	06/01/27	143	142,909
San Diego Gas & Electric Co.,
First Mortgage
6.000%	06/01/26	120	144,096
Sierra Pacific Power Co.,
General Ref. Mortgage
2.600%	05/01/26	320	309,104
3.375%	08/15/23	98	101,831
South Carolina Electric & Gas Co.,
First Mortgage
5.300%	05/15/33	100	116,200
6.050%	01/15/38	120	152,538
Southern California Edison Co.,
First Ref. Mortgage
4.000%	04/01/47	70	73,683
5.500%	03/15/40	80	101,058
5.550%	01/15/36	80	97,532
Sr. Unsec’d. Notes
6.650%	04/01/29	150	193,961
Southern Power Co.,
Sr. Unsec’d. Notes
4.950%	12/15/46	140	148,861
5.150%	09/15/41	65	70,709
Southwestern Electric Power Co.,
Sr. Unsec’d. Notes
3.900%	04/01/45	20	20,064

A886

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Electric (cont’d.)
Southwestern Public Service Co.,
First Mortgage
3.700%	08/15/47	125	$124,346
State Grid Overseas Investment 2013 Ltd. (China),
Gtd. Notes, 144A
1.750%	05/22/18	200	199,540
Talen Energy Supply LLC,
Gtd. Notes
6.500%	06/01/25	200	152,500
Gtd. Notes, 144A
9.500%	07/15/22	40	37,000
Terraform Global Operating LLC,
Gtd. Notes, 144A
9.750%	08/15/22	100	111,000
Texas Competitive Electric Holdings Co. LLC, Escrow Shares,
Notes^
— %	10/10/17	428	1,071
— %	10/31/17	160	400
— %	12/31/99	150	375
Trans-Allegheny Interstate Line Co.,
Sr. Unsec’d. Notes, 144A
3.850%	06/01/25	95	99,333
Virginia Electric & Power Co.,
Sr. Unsec’d. Notes
2.750%	03/15/23	50	50,579
Wisconsin Electric Power Co.,
Sr. Unsec’d. Notes
2.950%	09/15/21	7	7,158
3.650%	12/15/42	77	74,164
Xcel Energy, Inc.,
Sr. Unsec’d. Notes
4.700%	05/15/20	80	84,533

			21,322,544

Electrical Components & Equipment — 0.0%
Energizer Holdings, Inc.,
Gtd. Notes, 144A
5.500%	06/15/25	315	331,538
EnerSys,
Gtd. Notes, 144A
5.000%	04/30/23	105	109,200
General Cable Corp.,
Gtd. Notes
5.750%	10/01/22	740	743,256
WESCO Distribution, Inc.,
Gtd. Notes
5.375%	06/15/24	85	89,675

			1,273,669

Electronics — 0.0%
Arrow Electronics, Inc.,
Sr. Unsec’d. Notes
3.875%	01/12/28	115	114,754
Koninklijke Philips NV (Netherlands),
Sr. Unsec’d. Notes
3.750%	03/15/22	145	152,839

			267,593

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Energy-Alternate Sources — 0.0%
TerraForm Power Operating LLC,
Gtd. Notes, 144A
6.625%	06/15/25	100	$106,500

Engineering & Construction — 0.1%
AECOM,
Gtd. Notes
5.125%	03/15/27	117	120,949
5.750%	10/15/22	55	57,571
5.875%	10/15/24	688	762,098
Fluor Corp.,
Sr. Unsec’d. Notes
3.375%	09/15/21	153	158,174
MasTec, Inc.,
Gtd. Notes
4.875%	03/15/23	95	97,138
MMC Energy, Inc., Escrow Shares,
First Lien^
— %	10/15/99	75	—
Tutor Perini Corp.,
Gtd. Notes, 144A
6.875%	05/01/25(a)	120	130,200

			1,326,130

Entertainment — 0.2%
AMC Entertainment Holdings, Inc.,
Gtd. Notes
5.750%	06/15/25	785	771,262
5.875%	11/15/26	40	39,449
6.125%	05/15/27	59	58,263
CCM Merger, Inc.,
Sr. Unsec’d. Notes, 144A
6.000%	03/15/22	34	35,152
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Op,
Gtd. Notes, 144A
5.375%	04/15/27	45	47,249
Chukchansi Economic Development Authority,
Sec’d. Notes, 144A
9.750%	05/30/20	188	103,331
Cinemark USA, Inc.,
Gtd. Notes
4.875%	06/01/23	295	297,949
5.125%	12/15/22	7	7,184
Eldorado Resorts, Inc.,
Gtd. Notes
6.000%	04/01/25	44	46,200
EMI Music Publishing Group North America Holdings, Inc.,
Gtd. Notes, 144A
7.625%	06/15/24	290	322,625
Gateway Casinos & Entertainment Ltd. (Canada),
Sec’d. Notes, 144A
8.250%	03/01/24	60	63,000
GLP Capital LP/GLP Financing II, Inc.,
Gtd. Notes
5.375%	04/15/26	90	98,213
International Game Technology PLC,
Sr. Sec’d. Notes, 144A
6.500%	02/15/25	595	668,631

A887

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Entertainment (cont’d.)
Regal Entertainment Group,
Sr. Unsec’d. Notes
5.750%	03/15/22	245	$252,963
5.750%	06/15/23(a)	265	272,950
Scientific Games International, Inc.,
Gtd. Notes
10.000%	12/01/22	322	356,616
Sr. Sec’d. Notes, 144A
7.000%	01/01/22	455	482,869
Six Flags Entertainment Corp.,
Gtd. Notes, 144A
4.875%	07/31/24	275	279,813
WMG Acquisition Corp.,
Sr. Sec’d. Notes, 144A
4.875%	11/01/24	50	51,375
5.625%	04/15/22	566	588,640

			4,843,734

Environmental Control — 0.0%
CD&R Waterworks Merger Sub LLC,
Sr. Unsec’d. Notes, 144A
6.125%	08/15/25	120	123,149
Clean Harbors, Inc.,
Gtd. Notes
5.125%	06/01/21	480	487,646
Covanta Holding Corp.,
Sr. Unsec’d. Notes
5.875%	07/01/25	21	20,659
GFL Environmental, Inc. (Canada),
Sr. Unsec’d. Notes, 144A
5.625%	05/01/22	98	101,920
Republic Services, Inc.,
Sr. Unsec’d. Notes
3.550%	06/01/22	179	186,619
5.500%	09/15/19	335	357,328

			1,277,321

Foods — 0.3%
Albertsons Cos LLC/Safeway, Inc./New Albertson’s, Inc./Albertson’s LLC,
Gtd. Notes
5.750%	03/15/25	25	21,999
6.625%	06/15/24(a)	987	921,612
B&G Foods, Inc.,
Gtd. Notes
4.625%	06/01/21	120	122,249
5.250%	04/01/25	101	103,525
Dean Foods Co.,
Gtd. Notes, 144A
6.500%	03/15/23(a)	194	196,910
Dole Food Co., Inc.,
Sr. Sec’d. Notes, 144A
7.250%	06/15/25	212	229,225
General Mills, Inc.,
Sr. Unsec’d. Notes
3.150%	12/15/21(a)	340	348,830
JBS USA LUX SA/JBS USA Finance, Inc. (Brazil),
Gtd. Notes, 144A
5.875%	07/15/24	32	32,080
7.250%	06/01/21	87	88,740

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Foods (cont’d.)
7.250%	06/01/21	43	$43,860
8.250%	02/01/20	165	166,650
Kraft Heinz Foods Co.,
Gtd. Notes
3.500%	06/06/22	90	93,202
3.950%	07/15/25	85	87,547
4.375%	06/01/46	215	212,298
5.000%	07/15/35	300	326,833
5.000%	06/04/42	99	105,477
5.375%	02/10/20	139	149,097
6.875%	01/26/39	218	280,069
Kroger Co. (The),
Gtd. Notes
5.400%	07/15/40	23	24,358
6.900%	04/15/38	110	137,383
Sr. Unsec’d. Notes
2.650%	10/15/26	170	155,478
3.400%	04/15/22	290	298,136
3.500%	02/01/26(a)	500	491,829
3.700%	08/01/27	80	78,958
3.875%	10/15/46	75	65,248
6.800%	12/15/18	55	58,129
McCormick & Co., Inc.,
Sr. Unsec’d. Notes
2.700%	08/15/22	40	40,189
3.150%	08/15/24	100	100,887
Mondelez International Holdings Netherlands BV,
Gtd. Notes, 144A
2.000%	10/28/21	390	382,945
Pilgrim’s Pride Corp.,
Gtd. Notes, 144A
5.750%	03/15/25	25	25,813
Sr. Unsec’d. Notes, 144A
5.875%	09/30/27	52	53,105
Post Holdings, Inc.,
Gtd. Notes, 144A
5.000%	08/15/26	100	99,750
5.500%	03/01/25	94	97,525
5.750%	03/01/27	190	195,700
6.000%	12/15/22	5	5,238
Simmons Foods, Inc.,
Sec’d. Notes, 144A
7.875%	10/01/21	246	261,006
SUPERVALU, Inc.,
Sr. Unsec’d. Notes
6.750%	06/01/21	195	184,763
7.750%	11/15/22(a)	610	571,875
Sysco Corp.,
Gtd. Notes
2.500%	07/15/21	185	186,179
TreeHouse Foods, Inc.,
Gtd. Notes
4.875%	03/15/22	5	5,169
Gtd. Notes, 144A
6.000%	02/15/24	517	552,544
Tyson Foods, Inc.,
Gtd. Notes
4.875%	08/15/34	250	276,160
Sr. Unsec’d. Notes

A888

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Foods (cont’d.)
4.550%	06/02/47	35	$37,454

			7,916,024

Forest Products & Paper — 0.0%
Cascades, Inc. (Canada),
Gtd. Notes, 144A
5.750%	07/15/23	46	48,299
Clearwater Paper Corp.,
Gtd. Notes
4.500%	02/01/23	70	69,825
International Paper Co.,
Sr. Unsec’d. Notes
8.700%	06/15/38	100	149,316

			267,440

Gas — 0.1%
AmeriGas Partners LP/AmeriGas Finance Corp.,
Sr. Unsec’d. Notes
5.500%	05/20/25	82	84,255
5.750%	05/20/27	67	68,508
Atmos Energy Corp.,
Sr. Unsec’d. Notes
8.500%	03/15/19	300	328,242
Boston Gas Co.,
Sr. Unsec’d. Notes, 144A
4.487%	02/15/42	101	108,595
CenterPoint Energy Resources Corp.,
Sr. Unsec’d. Notes
4.500%	01/15/21	321	337,723
5.850%	01/15/41	215	265,443
Dominion Energy Gas Holdings LLC,
Sr. Unsec’d. Notes
4.600%	12/15/44	63	65,961
KeySpan Gas East Corp.,
Unsec’d. Notes, 144A
2.742%	08/15/26	80	77,671
NGL Energy Partners LP/NGL Energy Finance Corp.,
Gtd. Notes
6.125%	03/01/25	106	98,580
NiSource Finance Corp.,
Gtd. Notes
3.950%	03/30/48	100	98,557
5.650%	02/01/45	106	128,601
5.800%	02/01/42	314	375,441
Piedmont Natural Gas Co., Inc.,
Sr. Unsec’d. Notes
3.640%	11/01/46	105	99,938
Sempra Energy,
Sr. Unsec’d. Notes
3.250%	06/15/27	50	49,379
6.000%	10/15/39	150	189,626
9.800%	02/15/19	320	352,795
Southern Co. Gas Capital Corp.,
Gtd. Notes
3.500%	09/15/21	150	154,905
4.400%	06/01/43	63	64,572
5.875%	03/15/41	91	110,212

			3,059,004

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Healthcare-Products — 0.2%
Abbott Laboratories,
Sr. Unsec’d. Notes
4.750%	11/30/36	180	$198,803
Alere, Inc.,
Gtd. Notes
6.500%	06/15/20	116	117,885
Becton Dickinson & Co.,
Sr. Unsec’d. Notes
3.363%	06/06/24	325	328,032
DJO Finco, Inc./DJO Finance LLC/DJO Finance Corp.,
Sec’d. Notes, 144A
8.125%	06/15/21	575	550,562
Hill-Rom Holdings, Inc.,
Gtd. Notes, 144A
5.750%	09/01/23	710	749,050
Hologic, Inc.,
Gtd. Notes, 144A
5.250%	07/15/22	365	383,250
Kinetic Concepts, Inc./KCI USA, Inc.,
Sr. Sec’d. Notes, 144A
7.875%	02/15/21	245	256,944
Mallinckrodt International Finance SA,
Gtd. Notes
3.500%	04/15/18	75	75,000
Mallinckrodt International Finance SA/Mallinckrodt CB LLC,
Gtd. Notes, 144A
5.500%	04/15/25	50	45,125
5.625%	10/15/23(a)	656	612,540
Medtronic, Inc.,
Gtd. Notes
4.375%	03/15/35	215	236,671
Sterigenics-Nordion Holdings LLC,
Sr. Unsec’d. Notes, 144A
6.500%	05/15/23	151	157,040
Teleflex, Inc.,
Gtd. Notes
4.875%	06/01/26	147	152,513
Thermo Fisher Scientific, Inc.,
Sr. Unsec’d. Notes
2.950%	09/19/26	165	161,488
3.200%	08/15/27	205	202,790

			4,227,693

Healthcare-Services — 0.6%
Acadia Healthcare Co., Inc.,
Gtd. Notes
5.125%	07/01/22	5	5,177
5.625%	02/15/23	381	400,048
Aetna, Inc.,
Sr. Unsec’d. Notes
3.500%	11/15/24	150	156,531
6.750%	12/15/37	100	138,810
Air Medical Group Holdings, Inc.,
Sr. Unsec’d. Notes, 144A
6.375%	05/15/23	215	206,938
Anthem, Inc.,
Sr. Unsec’d. Notes
2.300%	07/15/18	440	441,904
3.300%	01/15/23	35	36,050

A889

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Healthcare-Services (cont’d.)
4.650%	01/15/43	141	$152,181
5.100%	01/15/44	130	149,808
Centene Corp.,
Sr. Unsec’d. Notes
4.750%	01/15/25	121	125,538
6.125%	02/15/24	174	188,138
CHS/Community Health Systems, Inc.,
Gtd. Notes
6.875%	02/01/22(a)	315	247,274
7.125%	07/15/20	45	40,613
Sr. Sec’d. Notes
5.125%	08/01/21	116	114,551
6.250%	03/31/23	57	56,003
DaVita, Inc.,
Gtd. Notes
5.000%	05/01/25	369	364,033
5.125%	07/15/24	261	261,653
Fresenius Medical Care US Finance II, Inc. (Germany),
Gtd. Notes, 144A
5.875%	01/31/22	153	171,906
HCA, Inc.,
Gtd. Notes
5.375%	02/01/25	4,320	4,552,200
5.875%	05/01/23	293	318,638
7.500%	02/15/22	130	149,135
Sr. Sec’d. Notes
5.250%	04/15/25	315	340,594
5.500%	06/15/47	200	207,250
HealthSouth Corp.,
Gtd. Notes
5.750%	11/01/24	605	620,882
5.750%	09/15/25	15	15,605
Kindred Healthcare, Inc.,
Gtd. Notes
8.750%	01/15/23(a)	675	629,370
Laboratory Corp. of America Holdings,
Sr. Unsec’d. Notes
2.500%	11/01/18	170	170,740
3.250%	09/01/24	50	50,146
3.600%	09/01/27	55	55,318
LifePoint Health, Inc.,
Gtd. Notes
5.500%	12/01/21	58	59,921
MPH Acquisition Holdings LLC,
Gtd. Notes, 144A
7.125%	06/01/24	256	275,200
Quest Diagnostics, Inc.,
Gtd. Notes
4.750%	01/30/20	170	179,758
Roche Holdings, Inc. (Switzerland),
Gtd. Notes, 144A
2.375%	01/28/27	200	189,916
SP Finco LLC,
Gtd. Notes, 144A
6.750%	07/01/25	18	16,920
Tenet Healthcare Corp.,
Sec’d. Notes, 144A
5.125%	05/01/25(a)	278	274,178
7.500%	01/01/22	50	52,938

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Healthcare-Services (cont’d.)
Sr. Sec’d. Notes
4.500%	04/01/21	718	$732,145
Sr. Sec’d. Notes, 144A
4.625%	07/15/24	183	181,346
Sr. Unsec’d. Notes
6.750%	02/01/20	500	515,000
6.750%	06/15/23(a)	1,500	1,440,000
8.125%	04/01/22(a)	372	378,510
Sr. Unsec’d. Notes, 144A
7.000%	08/01/25(a)	139	130,660
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes
2.750%	02/15/23	58	58,638
3.100%	03/15/26	80	80,936
3.750%	07/15/25	200	212,242
3.950%	10/15/42	145	148,764
4.625%	07/15/35	100	114,608
6.625%	11/15/37	270	375,068
WellCare Health Plans, Inc.,
Sr. Unsec’d. Notes
5.250%	04/01/25	61	64,203
West Street Merger Sub, Inc.,
Sr. Unsec’d. Notes, 144A
6.375%	09/01/25	16	15,920

			15,863,905

Holding Companies-Diversified — 0.0%
HRG Group, Inc.,
Sr. Sec’d. Notes
7.875%	07/15/19	332	338,640
Sr. Unsec’d. Notes
7.750%	01/15/22	219	228,581
Hutchison Whampoa International 12 II Ltd. (Hong Kong),
Gtd. Notes, 144A
3.250%	11/08/22	200	204,560

			771,781

Home Builders — 0.0%
CalAtlantic Group, Inc.,
Gtd. Notes
5.250%	06/01/26	38	39,329
5.875%	11/15/24	114	124,545
Mattamy Group Corp. (Canada),
Sr. Unsec’d. Notes, 144A
6.500%	10/01/25	110	112,750
6.875%	12/15/23	33	34,464
New Home Co., Inc. (The),
Gtd. Notes
7.250%	04/01/22	91	93,958
Toll Brothers Finance Corp.,
Gtd. Notes
4.875%	11/15/25	50	52,075

			457,121

Home Furnishings — 0.0%
Tempur Sealy International, Inc.,
Gtd. Notes
5.500%	06/15/26	329	337,225
5.625%	10/15/23(a)	615	646,519

A890

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Home Furnishings (cont’d.)
			$983,744

Household Products/Wares — 0.1%
ACCO Brands Corp.,
Gtd. Notes, 144A
5.250%	12/15/24	200	207,499
Central Garden & Pet Co.,
Gtd. Notes
6.125%	11/15/23	365	388,724
Kronos Acquisition Holdings, Inc. (Canada),
Gtd. Notes, 144A
9.000%	08/15/23	268	261,300
Reckitt Benckiser Treasury Services PLC (United Kingdom),
Gtd. Notes, 144A
2.375%	06/24/22	270	269,108
Spectrum Brands, Inc.,
Gtd. Notes
6.625%	11/15/22	175	182,438

			1,309,069

Housewares — 0.0%
American Greetings Corp.,
Sr. Unsec’d. Notes, 144A
7.875%	02/15/25	110	119,076
Scotts Miracle-Gro Co. (The),
Gtd. Notes
6.000%	10/15/23	535	571,113

			690,189

Insurance — 0.4%
AIG SunAmerica Global Financing X,
Sr. Sec’d. Notes, 144A
6.900%	03/15/32	185	246,719
Allstate Corp. (The),
Sr. Unsec’d. Notes
3.150%	06/15/23	122	124,956
American International Group, Inc.,
Sr. Unsec’d. Notes
3.750%	07/10/25	500	516,353
3.875%	01/15/35	345	337,838
4.125%	02/15/24	165	175,220
Aon Corp.,
Gtd. Notes
6.250%	09/30/40	33	42,299
Athene Global Funding,
Sec’d. Notes, MTN, 144A
4.000%	01/25/22	472	491,399
Berkshire Hathaway Finance Corp.,
Gtd. Notes
4.400%	05/15/42	165	181,145
Berkshire Hathaway, Inc.,
Sr. Unsec’d. Notes
3.000%	02/11/23	325	334,480
3.125%	03/15/26	195	197,212
Brighthouse Financial, Inc.,
Sr. Unsec’d. Notes, 144A
4.700%	06/22/47	55	53,727
Cincinnati Financial Corp.,
Sr. Unsec’d. Notes
6.920%	05/15/28	230	295,694

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Insurance (cont’d.)
CNA Financial Corp.,
Sr. Unsec’d. Notes
3.950%	05/15/24	73	$76,088
4.500%	03/01/26	53	56,629
CNO Financial Group, Inc.,
Sr. Unsec’d. Notes
5.250%	05/30/25	130	138,775
Fidelity & Guaranty Life Holdings, Inc.,
Sr. Unsec’d. Notes, 144A
6.375%	04/01/21	50	51,250
Liberty Mutual Group, Inc.,
Gtd. Notes, 144A
4.950%	05/01/22	68	74,255
6.500%	03/15/35	100	124,221
7.800%	03/07/87	95	119,938
Liberty Mutual Insurance Co.,
Sub. Notes, 144A
8.500%	05/15/25	200	259,688
Lincoln National Corp.,
Sr. Unsec’d. Notes
4.200%	03/15/22	59	62,383
6.250%	02/15/20	390	425,652
Manulife Financial Corp. (Canada),
Sub. Notes
4.061%	02/24/32	585	590,852
Marsh & McLennan Cos., Inc.,
Sr. Unsec’d. Notes
3.500%	06/03/24	170	175,697
Massachusetts Mutual Life Insurance Co.,
Sub. Notes, 144A
5.375%	12/01/41	66	77,760
MassMutual Global Funding II,
Sr. Sec’d. Notes, 144A
2.500%	10/17/22	132	132,188
Sr. Sec’d. Notes, MTN, 144A
2.350%	04/09/19	200	201,511
MetLife, Inc.,
Jr. Sub. Notes
6.400%	12/15/66	170	195,925
Sr. Unsec’d. Notes
4.125%	08/13/42	174	179,214
Metropolitan Life Global Funding I,
Sr. Sec’d. Notes, 144A
3.650%	06/14/18	120	121,621
3.875%	04/11/22	767	814,660
Nationwide Mutual Insurance Co.,
Sub. Notes, 144A
9.375%	08/15/39	500	829,516
New York Life Global Funding,
Sr. Sec’d. Notes, MTN, 144A
2.000%	04/13/21	230	228,437
New York Life Insurance Co.,
Sub. Notes, 144A
5.875%	05/15/33	200	252,489
Pacific Life Insurance Co.,
Sub. Notes, 144A
9.250%	06/15/39	260	427,029

A891

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Insurance (cont’d.)
Radian Group, Inc.,
Sr. Unsec’d. Notes
7.000%	03/15/21	53	$60,155
Swiss Re Treasury US Corp. (Switzerland),
Gtd. Notes, 144A
4.250%	12/06/42	90	92,042
Travelers Property Casualty Corp.,
Gtd. Notes
7.750%	04/15/26	190	252,057
USIS Merger Sub, Inc.,
Sr. Unsec’d. Notes, 144A
6.875%	05/01/25	54	55,013
Voya Financial, Inc.,
Gtd. Notes
3.125%	07/15/24	180	177,643
3.650%	06/15/26	92	92,219

			9,341,949

Internet — 0.2%
Amazon.com, Inc.,
Sr. Unsec’d. Notes
4.800%	12/05/34	400	453,086
Sr. Unsec’d. Notes, 144A
2.800%	08/22/24	220	220,845
3.150%	08/22/27	125	125,893
3.875%	08/22/37	890	905,732
4.050%	08/22/47	45	45,860
Cogent Communications Group, Inc.,
Sr. Sec’d. Notes, 144A
5.375%	03/01/22	865	909,332
eBay, Inc.,
Sr. Unsec’d. Notes
2.600%	07/15/22	285	284,208
4.000%	07/15/42	253	226,298
Netflix, Inc.,
Sr. Unsec’d. Notes
5.750%	03/01/24	90	98,100
Symantec Corp.,
Sr. Unsec’d. Notes, 144A
5.000%	04/15/25	128	133,841
VeriSign, Inc.,
Sr. Unsec’d. Notes
4.750%	07/15/27	20	20,600
Zayo Group LLC/Zayo Capital, Inc.,
Gtd. Notes
6.000%	04/01/23	813	858,731
6.375%	05/15/25	400	431,052
Gtd. Notes, 144A
5.750%	01/15/27	296	313,760

			5,027,338

Iron/Steel — 0.1%
AK Steel Corp.,
Gtd. Notes
7.000%	03/15/27	101	102,894
Sr. Sec’d. Notes
7.500%	07/15/23	79	85,913

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Iron/Steel (cont’d.)
ArcelorMittal (Luxembourg),
Sr. Unsec’d. Notes
6.125%	06/01/25	342	$393,299
6.750%	02/25/22(a)	705	808,106
7.250%	03/01/41	130	153,888
7.500%	10/15/39	44	52,799
Commercial Metals Co.,
Sr. Unsec’d. Notes
4.875%	05/15/23	25	26,125
5.375%	07/15/27	35	36,750
Nucor Corp.,
Sr. Unsec’d. Notes
4.000%	08/01/23	108	114,538
5.200%	08/01/43	72	83,788
6.400%	12/01/37	100	129,646
United States Steel Corp.,
Sr. Sec’d. Notes, 144A
8.375%	07/01/21	67	74,035
Vale Overseas Ltd. (Brazil),
Gtd. Notes
6.250%	08/10/26	205	232,614

			2,294,395

Leisure Time — 0.0%
Sabre GLBL, Inc.,
Sr. Sec’d. Notes, 144A
5.375%	04/15/23	463	479,807
Vista Outdoor, Inc.,
Gtd. Notes
5.875%	10/01/23(a)	470	483,513

			963,320

Lodging — 0.2%
Boyd Gaming Corp.,
Gtd. Notes
6.875%	05/15/23	459	490,845
Caesars Entertainment Operating Co., Inc.,
Sr. Sec’d. Notes(d)
9.000%	02/15/20	246	327,033
11.250%	06/01/17(a)(i)	246	317,319
Downstream Development Authority of the Quapaw Tribe of Oklahoma,
Sr. Sec’d. Notes, 144A
10.500%	07/01/19	173	169,540
Golden Nugget, Inc.,
Sr. Unsec’d. Notes, 144A
8.500%	12/01/21	90	94,788
Hilton Domestic Operating Co., Inc.,
Gtd. Notes
4.250%	09/01/24	105	107,100
Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc.,
Gtd. Notes, 144A
6.125%	12/01/24	47	51,536
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp.,
Gtd. Notes
4.625%	04/01/25	59	60,770
4.875%	04/01/27	50	52,500
Interval Acquisition Corp.,
Gtd. Notes
5.625%	04/15/23	317	326,510

A892

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Lodging (cont’d.)
Jack Ohio Finance LLC/Jack Ohio Finance 1 Corp.,
Sr. Sec’d. Notes, 144A
6.750%	11/15/21	455	$477,181
MGM Resorts International,
Gtd. Notes
4.625%	09/01/26	1,705	1,726,313
6.000%	03/15/23	556	612,990
6.625%	12/15/21	55	61,875
6.750%	10/01/20	163	179,708
7.750%	03/15/22	169	197,308
Seminole Hard Rock Entertainment, Inc./Seminole Hard Rock International LLC,
Gtd. Notes, 144A
5.875%	05/15/21	277	279,770
Station Casinos LLC,
Gtd. Notes, 144A
5.000%	10/01/25	48	48,115
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.,
Gtd. Notes, 144A
5.500%	03/01/25	620	645,575

			6,226,776

Machinery-Construction & Mining — 0.0%
Caterpillar Financial Services Corp.,
Sr. Unsec’d. Notes, MTN
2.850%	06/01/22	247	252,722
Oshkosh Corp.,
Gtd. Notes
5.375%	03/01/25	84	89,040
Terex Corp.,
Gtd. Notes, 144A
5.625%	02/01/25	308	324,555
Vertiv Group Corp.,
Sr. Unsec’d. Notes, 144A
9.250%	10/15/24	378	425,250

			1,091,567

Machinery-Diversified — 0.1%
Deere & Co.,
Sr. Unsec’d. Notes
2.600%	06/08/22	45	45,507
3.900%	06/09/42	38	39,054
John Deere Capital Corp.,
Sr. Unsec’d. Notes, MTN
2.450%	09/11/20	133	134,516
Roper Technologies, Inc.,
Sr. Unsec’d. Notes
2.800%	12/15/21	200	201,831
3.800%	12/15/26	150	154,404
SPX FLOW, Inc.,
Gtd. Notes, 144A
5.625%	08/15/24	315	329,963
Welbilt, Inc.,
Gtd. Notes
9.500%	02/15/24	280	321,650
Xylem, Inc.,
Sr. Unsec’d. Notes
4.375%	11/01/46	95	99,197

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Machinery-Diversified (cont’d.)
Zebra Technologies Corp.,
Sr. Unsec’d. Notes
7.250%	10/15/22	97	$102,699

			1,428,821

Media — 1.6%
21st Century Fox America, Inc.,
Gtd. Notes
3.700%	10/15/25	160	164,847
4.750%	09/15/44	240	256,012
7.250%	05/18/18	300	309,838
7.430%	10/01/26	100	126,855
7.625%	11/30/28	100	132,106
7.700%	10/30/25	100	127,726
Altice Financing SA (Luxembourg),
Sr. Sec’d. Notes, 144A
6.625%	02/15/23	700	741,999
7.500%	05/15/26	820	901,998
Altice SA (Luxembourg),
Gtd. Notes, 144A
7.750%	05/15/22	1,015	1,077,168
Altice US Finance I Corp.,
Sr. Sec’d. Notes, 144A
5.375%	07/15/23	225	237,938
AMC Networks, Inc.,
Gtd. Notes
4.750%	08/01/25	109	110,089
5.000%	04/01/24	470	485,274
Cablevision Systems Corp.,
Sr. Unsec’d. Notes
8.000%	04/15/20	93	103,114
CBS Corp.,
Gtd. Notes
3.375%	02/15/28	130	126,230
3.700%	08/15/24	34	34,917
4.850%	07/01/42	100	105,637
CBS Radio, Inc.,
Gtd. Notes, 144A
7.250%	11/01/24	150	160,125
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes
5.125%	02/15/23	37	38,203
Sr. Unsec’d. Notes, 144A
5.000%	02/01/28	86	85,703
5.125%	05/01/23	529	550,821
5.125%	05/01/27	110	111,513
5.500%	05/01/26	169	175,126
5.750%	02/15/26	2,360	2,474,459
5.875%	04/01/24	1,665	1,766,980
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes
4.908%	07/23/25	350	374,156
6.384%	10/23/35	80	93,570
Sr. Sec’d. Notes, 144A
3.750%	02/15/28	195	190,817
5.375%	05/01/47	125	129,858

A893

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Media (cont’d.)
Clear Channel Worldwide Holdings, Inc.,
Gtd. Notes
6.500%	11/15/22	3,141	$3,235,228
6.500%	11/15/22	142	145,728
7.625%	03/15/20	1,873	1,849,588
7.625%	03/15/20	15	14,775
Comcast Cable Communications Holdings, Inc.,
Gtd. Notes
9.455%	11/15/22	160	212,695
Comcast Cable Holdings LLC,
Gtd. Notes
10.125%	04/15/22	315	401,050
Comcast Corp.,
Gtd. Notes
3.150%	02/15/28	280	278,967
3.200%	07/15/36	230	215,882
4.250%	01/15/33	200	215,063
4.600%	08/15/45	130	143,023
6.450%	03/15/37	275	367,672
Cox Communications, Inc.,
Sr. Unsec’d. Notes, 144A
3.150%	08/15/24	100	99,373
3.500%	08/15/27	60	59,050
Cox Enterprises, Inc.,
Sr. Unsec’d. Notes, 144A
7.375%	07/15/27	125	154,043
CSC Holdings LLC,
Gtd. Notes, 144A
6.625%	10/15/25	355	388,725
Sr. Unsec’d. Notes
5.250%	06/01/24	193	195,171
6.750%	11/15/21	192	212,159
8.625%	02/15/19	42	45,518
Sr. Unsec’d. Notes, 144A
10.875%	10/15/25	700	865,375
Discovery Communications LLC,
Gtd. Notes
2.950%	03/20/23	50	50,132
3.950%	03/20/28	50	49,642
4.375%	06/15/21	159	167,913
5.000%	09/20/37	130	132,003
6.350%	06/01/40	100	115,900
DISH DBS Corp.,
Gtd. Notes
4.250%	04/01/18	5	5,038
5.000%	03/15/23	146	149,194
5.875%	07/15/22	400	425,000
5.875%	11/15/24	2,385	2,499,779
6.750%	06/01/21	1,031	1,134,100
7.750%	07/01/26	302	346,747
EW Scripps Co. (The),
Gtd. Notes, 144A
5.125%	05/15/25	42	42,840
Gray Television, Inc.,
Gtd. Notes, 144A
5.125%	10/15/24	50	50,250
5.875%	07/15/26	145	149,350

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Media (cont’d.)
iHeartCommunications, Inc.,
Sr. Sec’d. Notes
9.000%	12/15/19	502	$379,008
LIN Television Corp.,
Gtd. Notes
5.875%	11/15/22	108	112,590
Mediacom Broadband LLC/Mediacom Broadband Corp.,
Sr. Unsec’d. Notes
6.375%	04/01/23	55	57,200
NBCUniversal Media LLC,
Gtd. Notes
5.950%	04/01/41	90	116,269
6.400%	04/30/40	154	207,646
Nexstar Broadcasting, Inc.,
Gtd. Notes, 144A
6.125%	02/15/22(a)	440	458,700
Quebecor Media, Inc. (Canada),
Sr. Unsec’d. Notes
5.750%	01/15/23	849	923,288
SFR Group SA (France),
Sr. Sec’d. Notes, 144A
6.000%	05/15/22	1,125	1,175,625
7.375%	05/01/26	940	1,015,200
Sinclair Television Group, Inc.,
Gtd. Notes
5.375%	04/01/21	40	41,000
6.125%	10/01/22	250	257,500
Gtd. Notes, 144A
5.625%	08/01/24	840	862,050
Sirius XM Radio, Inc.,
Gtd. Notes, 144A
4.625%	05/15/23	68	69,870
5.000%	08/01/27	100	102,000
5.375%	04/15/25(a)	1,390	1,466,450
6.000%	07/15/24	457	491,846
TCI Communications, Inc.,
Sr. Unsec’d. Notes
7.125%	02/15/28	150	196,538
TEGNA, Inc.,
Gtd. Notes
6.375%	10/15/23	545	579,744
Gtd. Notes, 144A
5.500%	09/15/24	125	131,563
Thomson Reuters Corp. (Canada),
Sr. Unsec’d. Notes
3.950%	09/30/21	442	461,541
Time Warner Cable LLC,
Sr. Sec’d. Notes
4.125%	02/15/21	300	311,506
8.750%	02/14/19	300	325,872
Time Warner Entertainment Co. LP,
Sr. Sec’d. Notes
8.375%	07/15/33	377	512,444
Time Warner, Inc.,
Gtd. Notes
3.800%	02/15/27	180	180,042
4.750%	03/29/21	430	462,996
6.250%	03/29/41	19	22,761

A894

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Media (cont’d.)
Unitymedia GmbH (Germany),
Sec’d. Notes, 144A
6.125%	01/15/25	215	$229,244
Univision Communications, Inc.,
Sr. Sec’d. Notes, 144A
5.125%	05/15/23	280	285,600
5.125%	02/15/25	7	7,061
UPCB Finance IV Ltd. (Netherlands),
Sr. Sec’d. Notes, 144A
5.375%	01/15/25	1,173	1,219,920
Viacom, Inc.,
Jr. Sub. Notes
5.875%	02/28/57	35	35,000
6.250%	02/28/57	25	25,156
Sr. Unsec’d. Notes
3.875%	04/01/24	636	636,837
4.375%	03/15/43	192	165,404
4.850%	12/15/34	60	56,542
6.875%	04/30/36	100	111,092
Videotron Ltd. (Canada),
Gtd. Notes, 144A
5.375%	06/15/24	532	577,220
Sr. Unsec’d. Notes, 144A
5.125%	04/15/27	43	44,707
Virgin Media Secured Finance PLC (United Kingdom),
Sr. Sec’d. Notes, 144A
5.250%	01/15/26	225	234,281
5.500%	08/15/26	630	663,863
Ziggo Secured Finance BV (Netherlands),
Sr. Sec’d. Notes, 144A
5.500%	01/15/27	140	143,457

			40,966,685

Metal Fabricate/Hardware — 0.0%
Hillman Group, Inc. (The),
Gtd. Notes, 144A
6.375%	07/15/22	45	44,775
Novelis Corp.,
Gtd. Notes, 144A
5.875%	09/30/26	195	197,925
6.250%	08/15/24	365	380,586
TriMas Corp.,
Gtd. Notes, 144A
4.875%	10/15/25	39	39,317
Zekelman Industries, Inc.,
Sr. Sec’d. Notes, 144A
9.875%	06/15/23	94	105,985

			768,588

Mining — 0.2%
Alcoa Nederland Holding BV,
Gtd. Notes, 144A
6.750%	09/30/24	616	682,218
Aleris International, Inc.,
Sr. Sec’d. Notes, 144A
9.500%	04/01/21	62	66,029
Anglo American Capital PLC (United Kingdom),
Gtd. Notes, 144A
3.750%	04/10/22	200	205,119

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Mining (cont’d.)
Barrick Gold Corp. (Canada),
Sr. Unsec’d. Notes
6.450%	10/15/35		280	$346,386
Barrick North America Finance LLC (Canada),
Gtd. Notes
4.400%	05/30/21		48	51,618
BHP Billiton Finance USA Ltd. (Australia),
Gtd. Notes
4.125%	02/24/42		305	318,032
5.000%	09/30/43		69	81,399
FMG Resources August 2006 Pty Ltd. (Australia),
Gtd. Notes, 144A
4.750%	05/15/22		39	39,488
5.125%	05/15/24		46	46,575
Sr. Sec’d. Notes, 144A
9.750%	03/01/22		175	196,788
Freeport-McMoRan, Inc.,
Gtd. Notes
2.300%	11/14/17		11	10,997
3.550%	03/01/22	(a)	243	239,279
3.875%	03/15/23	(a)	590	581,150
4.000%	11/14/21	(a)	130	130,650
4.550%	11/14/24		190	190,190
5.400%	11/14/34		9	8,595
5.450%	03/15/43		171	159,778
Glencore Funding LLC (Switzerland),
Gtd. Notes, 144A
4.000%	03/27/27		115	115,696
4.625%	04/29/24		200	211,850
Hecla Mining Co.,
Gtd. Notes
6.875%	05/01/21		208	215,811
Hudbay Minerals, Inc. (Canada),
Gtd. Notes, 144A
7.250%	01/15/23		50	53,250
Kaiser Aluminum Corp.,
Gtd. Notes
5.875%	05/15/24		55	58,850
Newcrest Finance Pty Ltd. (Australia),
Gtd. Notes, 144A
5.750%	11/15/41		47	52,423
Teck Resources Ltd. (Canada),
Gtd. Notes
6.000%	08/15/40		207	224,595
Sr. Unsec’d. Notes
6.125%	10/01/35		80	89,600
Vale Canada Ltd. (Brazil),
Sr. Unsec’d. Notes
7.200%	09/15/32		100	108,000

				4,484,366

Miscellaneous Manufacturing — 0.2%
Bombardier, Inc. (Canada),
Sr. Unsec’d. Notes, 144A
6.000%	10/15/22		285	275,737
6.125%	01/15/23		221	214,260
7.500%	03/15/25		499	498,701
8.750%	12/01/21		110	117,919

A895

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Miscellaneous Manufacturing (cont’d.)
Eaton Corp.,
Gtd. Notes
1.500%	11/02/17		54	$53,994
3.103%	09/15/27		55	54,336
4.000%	11/02/32		42	43,481
Gates Global LLC/Gates Global Co.,
Gtd. Notes, 144A
6.000%	07/15/22		284	291,810
General Electric Co.,
Jr. Sub. Notes
5.000%	12/29/49		170	179,809
Sr. Sec’d. Notes
2.100%	12/11/19		494	497,929
Sr. Unsec’d. Notes
2.700%	10/09/22		28	28,505
Sr. Unsec’d. Notes, GMTN
3.450%	05/15/24		25	26,193
6.000%	08/07/19		530	570,787
Sr. Unsec’d. Notes, MTN
4.650%	10/17/21		215	235,439
Illinois Tool Works, Inc.,
Sr. Unsec’d. Notes
4.875%	09/15/41		496	578,974
Ingersoll-Rand Global Holding Co. Ltd.,
Gtd. Notes
2.875%	01/15/19		123	124,402
Koppers, Inc.,
Gtd. Notes, 144A
6.000%	02/15/25		42	45,150
LSB Industries, Inc.,
Sr. Sec’d. Notes
8.500%	08/01/19		345	338,100
Siemens Financieringsmaatschappij NV (Germany),
Gtd. Notes, 144A
2.000%	09/15/23		285	275,746
6.125%	08/17/26		180	221,550
Textron, Inc.,
Sr. Unsec’d. Notes
3.375%	03/01/28		115	114,178

				4,787,000

Multi-National — 0.0%
African Development Bank (Supranational Bank),
Sub. Notes
8.800%	09/01/19		620	698,735

Oil & Gas — 1.1%
Alta Mesa Holdings LP/Alta Mesa Finance Services Corp.,
Gtd. Notes, 144A
7.875%	12/15/24		100	107,999
Anadarko Finance Co.,
Gtd. Notes
7.500%	05/01/31		160	199,124
Anadarko Petroleum Corp.,
Sr. Unsec’d. Notes
3.450%	07/15/24	(a)	270	267,951
5.550%	03/15/26	(a)	125	139,605
8.700%	03/15/19		350	381,986

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Oil & Gas (cont’d.)
Antero Resources Corp.,
Gtd. Notes
5.125%	12/01/22		285	$291,413
5.375%	11/01/21		60	61,575
5.625%	06/01/23		440	458,699
Apache Corp.,
Sr. Unsec’d. Notes
3.250%	04/15/22		418	423,979
4.750%	04/15/43		65	65,069
6.900%	09/15/18		150	157,066
Baytex Energy Corp. (Canada),
Gtd. Notes, 144A
5.125%	06/01/21		22	20,514
5.625%	06/01/24		33	29,947
BP Capital Markets PLC (United Kingdom),
Gtd. Notes
3.017%	01/16/27		140	137,793
3.245%	05/06/22		540	559,388
3.279%	09/19/27		1,040	1,038,990
3.588%	04/14/27		335	344,629
3.814%	02/10/24		250	263,308
California Resources Corp.,
Sec’d. Notes, 144A
8.000%	12/15/22		70	45,498
Callon Petroleum Co.,
Gtd. Notes
6.125%	10/01/24		82	84,869
Calumet Specialty Products Partners LP/Calumet Finance Corp.,
Gtd. Notes
6.500%	04/15/21		13	12,700
Canadian Natural Resources Ltd. (Canada),
Sr. Unsec’d. Notes
6.450%	06/30/33		339	401,338
Carrizo Oil & Gas, Inc.,
Gtd. Notes
6.250%	04/15/23	(a)	153	155,295
7.500%	09/15/20		260	265,526
Cenovus Energy, Inc. (Canada),
Sr. Unsec’d. Notes
3.000%	08/15/22		100	97,911
3.800%	09/15/23		200	201,004
4.450%	09/15/42		47	41,185
5.200%	09/15/43		54	52,104
6.750%	11/15/39		332	382,194
Sr. Unsec’d. Notes, 144A
5.250%	06/15/37		56	55,572
Chesapeake Energy Corp.,
Gtd. Notes
4.875%	04/15/22		144	133,919
6.125%	02/15/21		80	80,599
6.625%	08/15/20		26	26,779
Gtd. Notes, 144A
8.000%	01/15/25		96	96,958
8.000%	01/15/25		33	33,329
8.000%	06/15/27	(a)	105	103,949
Sec’d. Notes, 144A
8.000%	12/15/22		344	370,658

A896

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Oil & Gas (cont’d.)
Chevron Corp.,
Sr. Unsec’d. Notes
2.355%	12/05/22	45	$45,057
2.895%	03/03/24	290	294,085
3.191%	06/24/23	73	75,828
CITGO Petroleum Corp.,
Sr. Sec’d. Notes, 144A
6.250%	08/15/22	169	174,068
CNOOC Finance 2015 Australia Pty Ltd. (China),
Gtd. Notes
2.625%	05/05/20	200	200,841
CNOOC Finance Ltd. (China),
Gtd. Notes
3.000%	05/09/23	285	285,460
ConocoPhillips Co.,
Gtd. Notes
4.150%	11/15/34	168	173,471
ConocoPhillips Holding Co.,
Sr. Unsec’d. Notes
6.950%	04/15/29	865	1,120,866
Continental Resources, Inc.,
Gtd. Notes
4.500%	04/15/23	227	227,568
5.000%	09/15/22	459	466,459
Delek Logistics Partners LP,
Gtd. Notes, 144A
6.750%	05/15/25	185	186,388
Denbury Resources, Inc.,
Gtd. Notes
4.625%	07/15/23	300	159,000
Diamond Offshore Drilling, Inc.,
Sr. Unsec’d. Notes
7.875%	08/15/25	35	37,013
Diamondback Energy, Inc.,
Gtd. Notes
4.750%	11/01/24	22	22,440
Encana Corp. (Canada),
Sr. Unsec’d. Notes
6.500%	08/15/34	50	58,511
7.375%	11/01/31	350	432,058
Eni SpA (Italy),
Sr. Unsec’d. Notes, 144A
5.700%	10/01/40	250	264,810
Ensco PLC,
Sr. Unsec’d. Notes
5.200%	03/15/25	44	36,960
5.750%	10/01/44	7	5,023
EOG Resources, Inc.,
Sr. Unsec’d. Notes
2.625%	03/15/23	172	170,714
4.100%	02/01/21	455	479,293
EP Energy LLC/Everest Acquisition Finance, Inc.,
Gtd. Notes
7.750%	09/01/22	39	24,668
9.375%	05/01/20	590	491,175
Sec’d. Notes, 144A
8.000%	02/15/25	392	305,270
Sr. Sec’d. Notes, 144A
8.000%	11/29/24	200	202,000

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Oil & Gas (cont’d.)
Gulfport Energy Corp.,
Gtd. Notes
6.000%	10/15/24		64	$64,480
6.375%	05/15/25		21	21,263
Halcon Resources Corp.,
Gtd. Notes, 144A
6.750%	02/15/25		320	331,200
Hess Corp.,
Sr. Unsec’d. Notes
5.800%	04/01/47		140	143,879
7.125%	03/15/33		200	232,991
7.300%	08/15/31		100	117,003
Hilcorp Energy I LP/Hilcorp Finance Co.,
Sr. Unsec’d. Notes, 144A
5.000%	12/01/24		130	127,400
Jones Energy Holdings LLC/Jones Energy Finance Corp.,
Gtd. Notes
6.750%	04/01/22		25	20,438
Kerr-McGee Corp.,
Gtd. Notes
7.875%	09/15/31		130	165,280
Laredo Petroleum, Inc.,
Gtd. Notes
5.625%	01/15/22		10	10,075
7.375%	05/01/22		225	232,875
Marathon Petroleum Corp.,
Sr. Unsec’d. Notes
4.750%	09/15/44		65	64,663
MEG Energy Corp. (Canada),
Gtd. Notes, 144A
6.375%	01/30/23		619	540,078
7.000%	03/31/24		544	466,481
Sec’d. Notes, 144A
6.500%	01/15/25	(a)	227	221,609
Nabors Industries, Inc.,
Gtd. Notes
4.625%	09/15/21		235	230,535
5.000%	09/15/20		100	102,000
5.100%	09/15/23		7	6,717
5.500%	01/15/23	(a)	288	282,240
Newfield Exploration Co.,
Sr. Unsec’d. Notes
5.375%	01/01/26		151	158,739
5.750%	01/30/22		25	26,688
Noble Energy, Inc.,
Sr. Unsec’d. Notes
5.250%	11/15/43		65	68,178
5.625%	05/01/21		59	60,770
6.000%	03/01/41		150	171,327
Noble Holding International Ltd. (United Kingdom),
Gtd. Notes
5.250%	03/15/42		9	5,895
6.200%	08/01/40		41	27,880
Northern Oil and Gas, Inc.,
Sr. Unsec’d. Notes
8.000%	06/01/20		12	7,140
Oasis Petroleum, Inc.,
Gtd. Notes
6.500%	11/01/21		275	280,500

A897

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Oil & Gas (cont’d.)
6.875%	03/15/22		5	$5,088
6.875%	01/15/23	(a)	600	609,000
Occidental Petroleum Corp.,
Sr. Unsec’d. Notes
2.700%	02/15/23		406	408,981
Parker Drilling Co.,
Gtd. Notes
6.750%	07/15/22		62	49,445
7.500%	08/01/20		51	45,263
PBF Holding Co. LLC/PBF Finance Corp.,
Gtd. Notes
7.000%	11/15/23		135	138,882
Gtd. Notes, 144A
7.250%	06/15/25		122	124,745
Penn VA Corp. Escrow,
Gtd. Notes^
— %	12/31/99		175	2,625
— %	12/31/99		115	1,725
Petro-Canada (Canada),
Sr. Unsec’d. Notes
6.050%	05/15/18		186	191,042
7.875%	06/15/26		130	165,515
Petroleos Mexicanos (Mexico),
Gtd. Notes
6.625%	06/15/35		150	161,625
Phillips 66,
Gtd. Notes
4.300%	04/01/22		43	46,185
4.875%	11/15/44		105	113,926
Precision Drilling Corp. (Canada),
Gtd. Notes
5.250%	11/15/24		51	46,920
6.500%	12/15/21		29	29,363
QEP Resources, Inc.,
Sr. Unsec’d. Notes
5.250%	05/01/23		9	8,753
5.375%	10/01/22		87	85,478
6.875%	03/01/21		50	52,625
Range Resources Corp.,
Gtd. Notes
4.875%	05/15/25	(a)	442	435,370
Gtd. Notes, 144A
5.000%	03/15/23		69	68,483
Rowan Cos., Inc.,
Gtd. Notes
7.375%	06/15/25		47	45,943
RSP Permian, Inc.,
Gtd. Notes
6.625%	10/01/22		178	186,678
Sanchez Energy Corp.,
Gtd. Notes
6.125%	01/15/23		135	115,425
Seven Generations Energy Ltd. (Canada),
Gtd. Notes, 144A
5.375%	09/30/25		38	38,285
Shelf Drilling Holdings Ltd. (United Arab Emirates),
Sec’d. Notes, 144A
9.500%	11/02/20		242	245,064

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Oil & Gas (cont’d.)
Shell International Finance BV (Netherlands),
Gtd. Notes
3.750%	09/12/46		94	$90,559
4.000%	05/10/46		75	75,854
4.125%	05/11/35		365	385,445
4.375%	03/25/20		805	854,145
Sinopec Group Overseas Development 2013 Ltd. (China),
Gtd. Notes, 144A
4.375%	10/17/23		249	267,827
SM Energy Co.,
Sr. Unsec’d. Notes
5.000%	01/15/24		106	99,905
6.125%	11/15/22		21	21,053
6.500%	11/15/21		242	244,420
6.500%	01/01/23		57	57,428
Southwestern Energy Co.,
Sr. Unsec’d. Notes
4.100%	03/15/22		130	124,963
6.700%	01/23/25		435	441,525
Statoil ASA (Norway),
Gtd. Notes
1.150%	05/15/18		201	200,594
1.200%	01/17/18		54	53,969
2.450%	01/17/23		155	154,716
2.650%	01/15/24		214	211,866
3.150%	01/23/22		77	79,400
4.250%	11/23/41		61	63,698
Stone Energy Corp.,
Sec’d. Notes
7.500%	05/31/22		5	5,306
Suncor Energy, Inc. (Canada),
Sr. Unsec’d. Notes
5.950%	12/01/34		150	180,666
Sunoco LP/Sunoco Finance Corp.,
Gtd. Notes
5.500%	08/01/20		56	57,680
6.375%	04/01/23		130	138,125
Tosco Corp.,
Gtd. Notes
7.800%	01/01/27		150	197,259
8.125%	02/15/30		150	206,560
Total Capital International SA (France),
Gtd. Notes
2.700%	01/25/23		201	203,276
3.700%	01/15/24		393	414,872
3.750%	04/10/24		111	117,181
Transocean, Inc.,
Gtd. Notes
5.800%	10/15/22		22	21,615
6.800%	03/15/38	(a)	206	167,890
7.500%	04/15/31		36	32,760
9.350%	12/15/41		79	75,840
Gtd. Notes, 144A
9.000%	07/15/23	(a)	144	155,160
Ultra Resources, Inc.,
Gtd. Notes, 144A
6.875%	04/15/22		355	362,100
7.125%	04/15/25		112	113,120

A898

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Oil & Gas (cont’d.)
Unit Corp.,
Gtd. Notes
6.625%	05/15/21		229	$229,573
Whiting Petroleum Corp.,
Gtd. Notes
5.000%	03/15/19		79	79,024
5.750%	03/15/21	(a)	619	608,168
6.250%	04/01/23		6	5,903
WildHorse Resource Development Corp.,
Gtd. Notes, 144A
6.875%	02/01/25		125	124,844
WPX Energy, Inc.,
Sr. Unsec’d. Notes
6.000%	01/15/22		342	353,543
7.500%	08/01/20		7	7,613
8.250%	08/01/23		210	235,463

				28,661,114

Oil & Gas Services — 0.1%
Baker Hughes a GE Co. LLC,
Sr. Unsec’d. Notes
5.125%	09/15/40		100	115,653
CSI Compressco LP/CSI Compressco Finance, Inc.,
Gtd. Notes
7.250%	08/15/22		66	61,050
Halliburton Co.,
Sr. Unsec’d. Notes
3.500%	08/01/23		214	220,643
3.800%	11/15/25		35	35,938
8.750%	02/15/21		130	155,748
Sr. Unsec’d. Notes, 144A
7.600%	08/15/2096		90	116,545
KCA Deutag UK Finance PLC (United Kingdom),
Sr. Sec’d. Notes, 144A
7.250%	05/15/21		200	191,500
National Oilwell Varco, Inc.,
Sr. Unsec’d. Notes
1.350%	12/01/17		44	43,953
Schlumberger Holdings Corp.,
Sr. Unsec’d. Notes, 144A
4.000%	12/21/25		117	122,729
Schlumberger Investment SA,
Gtd. Notes
3.650%	12/01/23		155	164,535
Gtd. Notes, 144A
3.300%	09/14/21		105	108,629
Transocean Proteus Ltd.,
Sr. Sec’d. Notes, 144A
6.250%	12/01/24		147	154,244
Trinidad Drilling Ltd. (Canada),
Gtd. Notes, 144A
6.625%	02/15/25		55	51,425
Weatherford International Ltd.,
Gtd. Notes
4.500%	04/15/22		87	80,910
6.500%	08/01/36		77	66,028
6.750%	09/15/40		10	8,775
7.000%	03/15/38		52	46,280
7.750%	06/15/21		14	14,560

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Oil & Gas Services (cont’d.)
8.250%	06/15/23	13	$13,390
Gtd. Notes, 144A
9.875%	02/15/24	22	24,200

			1,796,735

Packaging & Containers — 0.1%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. (Ireland),
Gtd. Notes, 144A
7.250%	05/15/24	545	597,794
Ball Corp.,
Gtd. Notes
5.250%	07/01/25	185	203,084
Berry Global, Inc.,
Sec’d. Notes
5.125%	07/15/23	35	36,575
Brambles USA, Inc. (Australia),
Gtd. Notes, 144A
5.350%	04/01/20	200	213,270
BWAY Holding Co.,
Sr. Sec’d. Notes, 144A
5.500%	04/15/24	102	106,589
Flex Acquisition Co., Inc.,
Sr. Unsec’d. Notes, 144A
6.875%	01/15/25	36	37,373
Owens-Brockway Glass Container, Inc.,
Gtd. Notes, 144A
5.375%	01/15/25	130	139,588
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA (New Zealand),
Gtd. Notes, 144A
7.000%	07/15/24	223	237,495
Sr. Sec’d. Notes
5.750%	10/15/20	909	924,953
Sr. Sec’d. Notes, 3 Month LIBOR + 3.500%, 144A
4.804%(c)	07/15/21	110	112,200
Sealed Air Corp.,
Gtd. Notes, 144A
5.125%	12/01/24	385	414,356

			3,023,277

Pharmaceuticals — 0.5%
AbbVie, Inc.,
Sr. Unsec’d. Notes
2.000%	11/06/18	274	274,903
2.850%	05/14/23	350	352,725
3.200%	11/06/22	100	102,539
4.450%	05/14/46	40	42,103
4.500%	05/14/35	797	857,655
Actavis, Inc.,
Gtd. Notes
3.250%	10/01/22	250	256,529
Allergan Funding SCS,
Gtd. Notes
3.800%	03/15/25	400	415,404
4.550%	03/15/35	526	561,196
AstraZeneca PLC (United Kingdom),
Sr. Unsec’d. Notes
3.125%	06/12/27	85	83,997

A899

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Pharmaceuticals (cont’d.)
Cardinal Health, Inc.,
Sr. Unsec’d. Notes
3.410%	06/15/27		80	$80,274
Endo Dac/Endo Finance LLC/Endo Finco, Inc.,
Gtd. Notes, 144A
6.000%	07/15/23		436	359,700
Endo Finance LLC,
Gtd. Notes, 144A
5.750%	01/15/22		20	17,550
Endo Finance LLC/Endo Finco, Inc.,
Gtd. Notes, 144A
5.375%	01/15/23		30	24,450
Express Scripts Holding Co.,
Gtd. Notes
3.400%	03/01/27		80	78,867
Johnson & Johnson,
Sr. Unsec’d. Notes
3.550%	03/01/36		90	92,611
3.625%	03/03/37		80	83,132
McKesson Corp.,
Sr. Unsec’d. Notes
2.850%	03/15/23		170	170,887
Medco Health Solutions, Inc.,
Gtd. Notes
4.125%	09/15/20		540	566,912
Mylan NV,
Gtd. Notes
3.950%	06/15/26		140	142,535
Mylan, Inc.,
Gtd. Notes
2.600%	06/24/18		480	482,374
Gtd. Notes, 144A
3.125%	01/15/23		380	379,671
Novartis Capital Corp. (Switzerland),
Gtd. Notes
2.400%	09/21/22		180	181,246
Shire Acquisitions Investments Ireland DAC,
Gtd. Notes
3.200%	09/23/26		45	44,362
Teva Pharmaceutical Finance Co. BV (Israel),
Gtd. Notes
2.950%	12/18/22		200	194,266
3.650%	11/10/21		151	152,077
Teva Pharmaceutical Finance Netherlands III BV (Israel),
Gtd. Notes
3.150%	10/01/26	(a)	200	184,339
4.100%	10/01/46		240	202,167
Valeant Pharmaceuticals International, Inc.,
Gtd. Notes, 144A
5.625%	12/01/21		137	128,095
5.875%	05/15/23		4,588	4,054,646
6.125%	04/15/25		9	7,886
6.375%	10/15/20		262	262,655
6.750%	08/15/21		5	4,906
7.000%	10/01/20		23	23,144
7.250%	07/15/22	(a)	622	606,450
Sr. Sec’d. Notes, 144A
6.500%	03/15/22		68	71,910
7.000%	03/15/24		661	705,677

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Pharmaceuticals (cont’d.)
Zoetis, Inc.,
Sr. Unsec’d. Notes
1.875%	02/01/18	52	$52,106

			12,301,946

Pipelines — 0.8%
Andeavor Logistics LP/Tesoro Logistics Finance Corp.,
Gtd. Notes
5.875%	10/01/20	475	483,313
6.250%	10/15/22	125	132,969
6.375%	05/01/24	248	269,080
Antero Midstream Partners LP/Antero Midstream Finance Corp.,
Gtd. Notes
5.375%	09/15/24	255	263,925
APT Pipelines Ltd. (Australia),
Gtd. Notes, 144A
4.200%	03/23/25	400	415,740
Blue Racer Midstream LLC/Blue Racer Finance Corp.,
Gtd. Notes, 144A
6.125%	11/15/22	463	480,363
Boardwalk Pipelines LP,
Gtd. Notes
5.950%	06/01/26	331	370,265
Buckeye Partners LP,
Sr. Unsec’d. Notes
2.650%	11/15/18	175	175,723
4.350%	10/15/24	400	411,915
4.875%	02/01/21	150	159,232
5.600%	10/15/44	125	130,261
5.850%	11/15/43	50	54,313
Cheniere Corpus Christi Holdings LLC,
Sr. Sec’d. Notes
5.875%	03/31/25	210	226,013
Cheniere Energy Partners LP,
Sr. Sec’d. Notes, 144A
5.250%	10/01/25	38	38,855
Columbia Pipeline Group, Inc.,
Gtd. Notes
4.500%	06/01/25	210	224,348
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.,
Gtd. Notes
5.750%	04/01/25	113	115,401
6.250%	04/01/23	235	242,344
DCP Midstream Operating LP,
Gtd. Notes
3.875%	03/15/23	165	161,700
Gtd. Notes, 144A
6.750%	09/15/37	95	101,413
Enbridge, Inc. (Canada),
Sr. Unsec’d. Notes
2.900%	07/15/22	55	55,322
3.700%	07/15/27	75	76,039
Energy Transfer Equity LP,
Sr. Sec’d. Notes
5.875%	01/15/24	170	182,538
Energy Transfer LP,
Sr. Unsec’d. Notes
3.600%	02/01/23	157	159,662
4.750%	01/15/26	275	289,485

A900

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Pipelines (cont’d.)
4.900%	02/01/24		435	$461,383
5.150%	02/01/43		115	112,171
7.500%	07/01/38		100	122,758
Energy Transfer LP/Regency Energy Finance Corp.,
Gtd. Notes
5.500%	04/15/23		315	324,135
Enterprise Products Operating LLC,
Gtd. Notes
3.350%	03/15/23		250	256,427
3.700%	02/15/26		10	10,270
3.750%	02/15/25		1,160	1,202,233
3.900%	02/15/24		53	55,565
4.875%	08/16/77		105	105,525
4.900%	05/15/46		205	223,958
5.250%	08/16/77		90	90,788
Genesis Energy LP/Genesis Energy Finance Corp.,
Gtd. Notes
5.625%	06/15/24		128	124,160
5.750%	02/15/21		7	7,026
6.000%	05/15/23		10	9,925
6.750%	08/01/22		25	25,563
Gulf South Pipeline Co. LP,
Sr. Unsec’d. Notes
4.000%	06/15/22		250	257,505
Holly Energy Partners LP/Holly Energy Finance Corp.,
Gtd. Notes, 144A
6.000%	08/01/24		60	62,925
Kinder Morgan Finance Co. LLC,
Gtd. Notes, 144A
6.000%	01/15/18		23	23,256
Kinder Morgan, Inc.,
Gtd. Notes
3.050%	12/01/19		125	127,260
5.300%	12/01/34		75	78,302
Magellan Midstream Partners LP,
Sr. Unsec’d. Notes
4.250%	02/01/21		300	316,496
5.150%	10/15/43		72	79,788
6.400%	07/15/18		320	331,044
Martin Midstream Partners LP/Martin Midstream Finance Corp.,
Gtd. Notes
7.250%	02/15/21		75	76,688
MPLX LP,
Sr. Unsec’d. Notes
4.000%	02/15/25		429	436,253
4.125%	03/01/27		165	167,999
4.875%	12/01/24		100	107,756
4.875%	06/01/25		158	169,330
5.500%	02/15/23		530	545,370
NGPL PipeCo LLC,
Sr. Unsec’d. Notes, 144A
4.875%	08/15/27		42	44,010
NuStar Logistics LP,
Gtd. Notes
5.625%	04/28/27		61	64,355
ONEOK Partners LP,
Gtd. Notes
4.900%	03/15/25	(a)	702	750,765
6.125%	02/01/41		130	149,682

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Pipelines (cont’d.)
6.650%	10/01/36		150	$181,275
PBF Logistics LP/PBF Logistics Finance Corp.,
Gtd. Notes
6.875%	05/15/23		120	123,301
Phillips 66 Partners LP,
Sr. Unsec’d. Notes
4.900%	10/01/46		60	60,052
Plains All American Pipeline LP/PAA Finance Corp.,
Sr. Unsec’d. Notes
3.600%	11/01/24	(a)	715	698,482
Sabine Pass Liquefaction LLC,
Sr. Sec’d. Notes
5.000%	03/15/27		184	196,251
5.625%	02/01/21		125	135,283
5.625%	04/15/23		425	471,053
6.250%	03/15/22		205	230,573
SemGroup Corp.,
Gtd. Notes, 144A
7.250%	03/15/26		61	61,305
SemGroup Corp./Rose Rock Finance Corp.,
Gtd. Notes
5.625%	07/15/22		60	58,650
5.625%	11/15/23		158	153,824
Southern Natural Gas Co. LLC,
Sr. Unsec’d. Notes
8.000%	03/01/32		120	163,259
Spectra Energy Partners LP,
Sr. Unsec’d. Notes
2.950%	09/25/18		46	46,471
4.500%	03/15/45		105	105,771
5.950%	09/25/43		38	45,341
Summit Midstream Holdings LLC/Summit Midstream Finance Corp.,
Gtd. Notes
5.500%	08/15/22		125	125,625
Sunoco Logistics Partners Operations LP,
Gtd. Notes
4.250%	04/01/24		625	644,905
5.350%	05/15/45		155	154,895
5.400%	10/01/47		55	55,947
5.950%	12/01/25		238	269,597
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.,
Gtd. Notes, 144A
5.500%	09/15/24		62	63,705
5.500%	01/15/28		155	157,519
Targa Resources Partners LP/Targa Resources Partners Finance Corp.,
Gtd. Notes
4.250%	11/15/23		430	426,238
5.125%	02/01/25		316	325,480
Tesoro Logistics LP/Tesoro Logistics Finance Corp.,
Gtd. Notes
6.125%	10/15/21		250	257,813
Texas Eastern Transmission LP,
Sr. Unsec’d. Notes, 144A
2.800%	10/15/22		185	182,142
Texas Gas Transmission LLC,
Sr. Unsec’d. Notes, 144A
4.500%	02/01/21		400	416,667

A901

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Pipelines (cont’d.)
TransCanada PipeLines Ltd. (Canada),
Sr. Unsec’d. Notes
2.500%	08/01/22		70	$69,993
3.750%	10/16/23		80	84,215
4.625%	03/01/34		65	71,098
6.200%	10/15/37		150	190,489
7.125%	01/15/19		250	266,395
Transcanada Trust (Canada),
Gtd. Notes
5.300%	03/15/77		115	117,731
5.625%	05/20/75		86	91,203
Western Gas Partners LP,
Sr. Unsec’d. Notes
3.950%	06/01/25		235	236,090
5.375%	06/01/21		198	212,048
5.450%	04/01/44		70	74,125
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes
3.700%	01/15/23		128	127,360
5.750%	06/24/44		25	26,438
7.500%	01/15/31		13	15,600
7.750%	06/15/31		65	79,131
7.875%	09/01/21		40	47,000
Williams Partners LP,
Sr. Unsec’d. Notes
3.900%	01/15/25		391	399,041
4.000%	09/15/25		135	138,083

				20,198,354

Private Equity — 0.0%
Icahn Enterprises LP/Icahn Enterprises Finance Corp.,
Gtd. Notes
5.875%	02/01/22		175	180,250
6.000%	08/01/20		4	4,128
6.250%	02/01/22		41	42,743

				227,121

Real Estate — 0.0%
Ontario Teachers’ Cadillac Fairview Properties Trust (Canada),
Sr. Unsec’d. Notes, 144A
3.125%	03/20/22		200	203,918
Prologis LP,
Gtd. Notes
3.750%	11/01/25		120	125,578
4.250%	08/15/23		100	108,628

				438,124

Real Estate Investment Trusts (REITs) — 0.5%
American Tower Corp.,
Sr. Unsec’d. Notes
3.125%	01/15/27		160	153,490
3.500%	01/31/23		294	304,126
4.400%	02/15/26	(a)	220	232,660
5.000%	02/15/24		126	139,011
5.900%	11/01/21		100	112,195
American Tower Trust,
Pass-Through Certificates, 144A
3.070%	03/15/48		100	100,267

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Real Estate Investment Trusts (REITs) (cont’d.)
AvalonBay Communities, Inc.,
Sr. Unsec’d. Notes, GMTN
2.850%	03/15/23		260	$260,634
Boston Properties LP,
Sr. Unsec’d. Notes
3.800%	02/01/24		200	209,148
Brixmor Operating Partnership LP,
Sr. Unsec’d. Notes
3.850%	02/01/25		200	200,134
Communications Sales & Leasing, Inc./CSL Capital LLC,
Gtd. Notes
8.250%	10/15/23		735	650,475
CoreCivic, Inc.,
Gtd. Notes
4.625%	05/01/23		75	76,688
Crown Castle International Corp.,
Sr. Unsec’d. Notes
3.700%	06/15/26		166	167,138
4.875%	04/15/22		160	173,769
5.250%	01/15/23		450	498,152
CyrusOne LP/CyrusOne Finance Corp.,
Gtd. Notes, 144A
5.000%	03/15/24		61	64,203
5.375%	03/15/27		54	57,915
DDR Corp.,
Sr. Unsec’d. Notes
3.375%	05/15/23		130	128,264
3.625%	02/01/25		100	97,217
3.900%	08/15/24	(a)	225	226,660
Digital Realty Trust LP,
Gtd. Notes
3.700%	08/15/27		172	173,614
Duke Realty LP,
Gtd. Notes
3.625%	04/15/23		126	129,889
EPR Properties,
Gtd. Notes
4.500%	04/01/25		300	306,386
4.500%	06/01/27		120	121,499
Equinix, Inc.,
Sr. Unsec’d. Notes
5.375%	04/01/23		275	286,220
5.875%	01/15/26		305	335,119
Equity Commonwealth,
Sr. Unsec’d. Notes
5.875%	09/15/20		240	256,037
ERP Operating LP,
Sr. Unsec’d. Notes
3.000%	04/15/23		220	224,203
4.625%	12/15/21		22	23,809
ESH Hospitality, Inc.,
Gtd. Notes, 144A
5.250%	05/01/25		402	415,568
GEO Group, Inc. (The),
Gtd. Notes
5.125%	04/01/23		100	101,250
5.875%	10/15/24		605	630,713

A902

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Real Estate Investment Trusts (REITs) (cont’d.)
Goodman US Finance Three LLC (Australia),
Gtd. Notes, 144A
3.700%	03/15/28	155	$154,489
4.500%	10/15/37	40	40,499
HCP, Inc.,
Sr. Unsec’d. Notes
3.875%	08/15/24	582	597,436
4.000%	06/01/25	192	198,046
Host Hotels & Resorts LP,
Sr. Unsec’d. Notes
3.875%	04/01/24	200	204,407
Iron Mountain, Inc.,
Gtd. Notes
5.750%	08/15/24	120	123,750
6.000%	08/15/23	165	174,694
Gtd. Notes, 144A
4.875%	09/15/27	48	48,720
MGM Growth Properties Operating Partnership LP/MGP Finance Co.-Issuer, Inc.,
Gtd. Notes
5.625%	05/01/24	195	211,298
National Retail Properties, Inc.,
Sr. Unsec’d. Notes
3.500%	10/15/27	450	440,450
Realty Income Corp.,
Sr. Unsec’d. Notes
4.650%	03/15/47	325	337,954
Regency Centers Corp.,
Gtd. Notes
3.750%	11/15/22	350	360,692
RHP Hotel Properties LP/RHP Finance Corp.,
Gtd. Notes
5.000%	04/15/21	50	51,125
SBA Communications Corp.,
Sr. Unsec’d. Notes, 144A
4.000%	10/01/22	17	17,085
Scentre Group Trust 1/Scentre Group Trust 2 (Australia),
Gtd. Notes, 144A
3.500%	02/12/25	200	201,188
Simon Property Group LP,
Sr. Unsec’d. Notes
4.125%	12/01/21	54	57,459
6.750%	02/01/40	100	135,525
UDR, Inc.,
Gtd. Notes, MTN
2.950%	09/01/26	110	105,599
Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital LLC,
Gtd. Notes, 144A
7.125%	12/15/24	88	74,580
Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC,
Sr. Sec’d. Notes, 144A
6.000%	04/15/23	456	436,620
Ventas Realty LP,
Gtd. Notes
3.750%	05/01/24	370	380,473
3.850%	04/01/27	230	234,082
VEREIT Operating Partnership LP,
Gtd. Notes
4.600%	02/06/24	566	594,268

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Real Estate Investment Trusts (REITs) (cont’d.)
Welltower, Inc.,
Sr. Unsec’d. Notes
4.500%	01/15/24	293	$314,592

			12,351,484

Retail — 0.3%
1011778 BC ULC/New Red Finance, Inc. (Canada),
Sec’d. Notes, 144A
6.000%	04/01/22	375	386,813
Sr. Sec’d. Notes, 144A
4.250%	05/15/24	224	224,784
Advance Auto Parts, Inc.,
Gtd. Notes
4.500%	12/01/23	200	209,553
Caleres, Inc.,
Gtd. Notes
6.250%	08/15/23	40	41,849
Claire’s Stores, Inc.,
Sr. Sec’d. Notes, 144A
6.125%	03/15/20	47	25,145
9.000%	03/15/19	1,183	678,450
Cumberland Farms, Inc.,
Sr. Unsec’d. Notes, 144A
6.750%	05/01/25	37	39,324
CVS Health Corp.,
Sr. Unsec’d. Notes
2.750%	12/01/22	135	135,310
3.875%	07/20/25	345	359,839
4.000%	12/05/23	557	590,608
Darden Restaurants, Inc.,
Sr. Unsec’d. Notes
3.850%	05/01/27	240	244,061
6.000%	08/15/35	80	91,809
Dollar Tree, Inc.,
Gtd. Notes
5.750%	03/01/23	125	131,875
Ferrellgas LP/Ferrellgas Finance Corp.,
Sr. Unsec’d. Notes
6.750%	01/15/22	3	2,910
FirstCash, Inc.,
Gtd. Notes, 144A
5.375%	06/01/24	34	35,445
Home Depot, Inc. (The),
Sr. Unsec’d. Notes
3.500%	09/15/56	120	110,656
2.800%	09/14/27	100	98,082
Landry’s, Inc.,
Sr. Unsec’d. Notes, 144A
6.750%	10/15/24	288	291,241
Lowe’s Cos., Inc.,
Sr. Unsec’d. Notes
3.100%	05/03/27	305	303,277
4.650%	04/15/42	130	143,966
Macy’s Retail Holdings, Inc.,
Gtd. Notes
4.300%	02/15/43	80	64,516
McDonald’s Corp.,
Sr. Unsec’d. Notes, MTN
4.600%	05/26/45	80	87,344

A903

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Retail (cont’d.)
4.700%	12/09/35	200	$220,482
Neiman Marcus Group Ltd. LLC,
Gtd. Notes, 144A
8.000%	10/15/21	505	262,600
Gtd. Notes, Cash coupon 8.750% or PIK 9.500%, 144A
8.750%	10/15/21	455	213,850
New Albertson’s, Inc.,
Sr. Unsec’d. Notes
7.450%	08/01/29	52	40,300
7.750%	06/15/26	11	9,019
8.000%	05/01/31	262	209,598
8.700%	05/01/30	20	16,500
O’Reilly Automotive, Inc.,
Gtd. Notes
3.550%	03/15/26	200	200,465
Party City Holdings, Inc.,
Gtd. Notes, 144A
6.125%	08/15/23	5	5,200
Penske Automotive Group, Inc.,
Gtd. Notes
5.500%	05/15/26	216	223,290
PetSmart, Inc.,
Gtd. Notes, 144A
7.125%	03/15/23	1,063	828,926
8.875%	06/01/25	255	202,853
Sr. Sec’d. Notes, 144A
5.875%	06/01/25	187	163,158
Rite Aid Corp.,
Gtd. Notes, 144A
6.125%	04/01/23(a)	750	728,438
Sally Holdings LLC/Sally Capital, Inc.,
Gtd. Notes
5.500%	11/01/23	350	357,875
Staples, Inc.,
Gtd. Notes, 144A
8.500%	09/15/25(a)	585	568,913
Tops Holding LLC/Tops Markets II Corp.,
Sr. Sec’d. Notes, 144A
8.000%	06/15/22	70	46,550
Walgreen Co.,
Gtd. Notes
4.400%	09/15/42	150	150,957
Walgreens Boots Alliance, Inc.,
Sr. Unsec’d. Notes
4.500%	11/18/34	150	156,359

			8,902,190

Semiconductors — 0.3%
Amkor Technology, Inc.,
Sr. Unsec’d. Notes
6.375%	10/01/22	900	929,745
Analog Devices, Inc.,
Sr. Unsec’d. Notes
3.500%	12/05/26	145	146,432
4.500%	12/05/36	200	208,380
Entegris, Inc.,
Gtd. Notes, 144A
6.000%	04/01/22	570	595,650

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Semiconductors (cont’d.)
Intel Corp.,
Sr. Unsec’d. Notes
2.875%	05/11/24	604	$611,389
3.100%	07/29/22	80	83,211
3.150%	05/11/27	70	71,081
3.300%	10/01/21	83	86,899
4.800%	10/01/41	150	174,666
Micron Technology, Inc.,
Sr. Sec’d. Notes
7.500%	09/15/23	157	174,466
Sr. Unsec’d. Notes, 144A
5.250%	01/15/24	905	952,513
Microsemi Corp.,
Gtd. Notes, 144A
9.125%	04/15/23	344	393,450
NXP BV/NXP Funding LLC (Netherlands),
Gtd. Notes, 144A
5.750%	03/15/23	730	761,938
QUALCOMM, Inc.,
Sr. Unsec’d. Notes
2.900%	05/20/24	655	657,215
3.250%	05/20/27	300	302,513
4.650%	05/20/35	150	163,675
Sensata Technologies BV,
Gtd. Notes, 144A
4.875%	10/15/23	270	283,838
Sensata Technologies UK Financing Co. PLC,
Gtd. Notes, 144A
6.250%	02/15/26	515	563,925

			7,160,986

Software — 0.5%
ACI Worldwide, Inc.,
Gtd. Notes, 144A
6.375%	08/15/20	250	254,499
BMC Software Finance, Inc.,
Sr. Unsec’d. Notes, 144A
8.125%	07/15/21	50	51,188
Camelot Finance SA,
Sr. Unsec’d. Notes, 144A
7.875%	10/15/24	210	226,275
Change Healthcare Holdings LLC/Change Healthcare Finance, Inc.,
Sr. Unsec’d. Notes, 144A
5.750%	03/01/25	110	112,199
CURO Financial Technologies Corp.,
Sr. Sec’d. Notes, 144A
12.000%	03/01/22	114	122,550
First Data Corp.,
Gtd. Notes, 144A
7.000%	12/01/23	170	181,526
Sec’d. Notes, 144A
5.750%	01/15/24	2,005	2,097,732
Sr. Sec’d. Notes, 144A
5.375%	08/15/23	1,055	1,103,530
Genesys Telecommunications Laboratories, Inc./Greeneden Lux 3 Sarl/Greeneden US Holdings LLC,
Gtd. Notes, 144A
10.000%	11/30/24	180	203,400

A904

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Software (cont’d.)
Infor Software Parent LLC/Infor Software Parent, Inc.,
Gtd. Notes, Cash coupon 7.125% or PIK 7.875%, 144A
7.125%	05/01/21		119	$121,118
Infor US, Inc.,
Gtd. Notes
6.500%	05/15/22		1,414	1,466,134
Informatica LLC,
Sr. Unsec’d. Notes, 144A
7.125%	07/15/23		273	274,365
j2 Cloud Services LLC/j2 Global Co.-Obligor, Inc.,
Gtd. Notes, 144A
6.000%	07/15/25		39	40,804
Microsoft Corp.,
Sr. Unsec’d. Notes
2.400%	08/08/26		285	275,470
2.875%	02/06/24		145	148,178
3.500%	02/12/35		130	132,325
3.700%	08/08/46		155	156,308
4.100%	02/06/37		170	184,232
4.200%	11/03/35		410	455,816
Open Text Corp. (Canada),
Gtd. Notes, 144A
5.625%	01/15/23		160	167,600
5.875%	06/01/26		58	63,655
Oracle Corp.,
Sr. Unsec’d. Notes
2.650%	07/15/26		300	294,681
3.900%	05/15/35		700	734,110
4.000%	07/15/46		210	217,289
4.300%	07/08/34		1,516	1,656,627
6.125%	07/08/39		125	166,669
Quintiles IMS, Inc.,
Gtd. Notes, 144A
5.000%	10/15/26		465	492,900
Rackspace Hosting, Inc.,
Gtd. Notes, 144A
8.625%	11/15/24	(a)	402	428,975
Solera LLC/Solera Finance, Inc.,
Sr. Unsec’d. Notes, 144A
10.500%	03/01/24		100	113,845
Veritas US, Inc./Veritas Bermuda Ltd.,
Sr. Sec’d. Notes, 144A
7.500%	02/01/23		135	143,775
VMware, Inc.,
Sr. Unsec’d. Notes
2.950%	08/21/22		125	125,747

				12,213,522

Telecommunications — 1.7%
America Movil SAB de CV (Mexico),
Gtd. Notes
5.000%	03/30/20		170	181,838
Sr. Unsec’d. Notes
3.125%	07/16/22		400	409,954
Anixter, Inc.,
Gtd. Notes
5.500%	03/01/23		368	400,199

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Telecommunications (cont’d.)
AT&T, Inc.,
Sr. Unsec’d. Notes
3.000%	06/30/22	155	$156,509
3.400%	05/15/25	1,341	1,322,764
3.600%	02/17/23	321	330,272
3.900%	08/14/27	45	45,088
3.950%	01/15/25	92	94,495
4.300%	12/15/42	195	181,746
4.350%	06/15/45	608	558,035
4.450%	04/01/24	267	283,297
4.500%	05/15/35	515	508,453
4.500%	03/09/48	95	87,632
4.900%	08/14/37	2,000	2,021,292
5.150%	02/14/50	125	125,609
5.250%	03/01/37	150	157,857
5.350%	09/01/40	273	286,898
5.450%	03/01/47	40	42,312
6.000%	08/15/40	200	225,261
Avaya, Inc.,
Sec’d. Notes, 144A(d)
10.500%	03/01/21	150	5,998
Sr. Sec’d. Notes, 144A(d)
7.000%	04/01/19(a)	235	198,574
9.000%	04/01/19	180	152,999
BellSouth LLC,
Sr. Unsec’d. Notes
6.550%	06/15/34	400	471,397
British Telecommunications PLC (United Kingdom),
Sr. Unsec’d. Notes
9.125%	12/15/30	100	151,342
CB Escrow Corp.,
Sr. Unsec’d. Notes, 144A
8.000%	10/15/25	48	48,239
CenturyLink, Inc.,
Sr. Unsec’d. Notes
5.625%	04/01/20	5	5,217
5.625%	04/01/25	325	311,188
5.800%	03/15/22	140	139,537
6.750%	12/01/23	630	637,301
7.500%	04/01/24	95	98,345
Cincinnati Bell, Inc.,
Gtd. Notes, 144A
7.000%	07/15/24	141	138,178
Cisco Systems, Inc.,
Sr. Unsec’d. Notes
5.500%	01/15/40	200	250,059
CommScope Technologies LLC,
Gtd. Notes, 144A
5.000%	03/15/27	82	82,205
6.000%	06/15/25	1,055	1,127,531
CommScope, Inc.,
Gtd. Notes, 144A
5.500%	06/15/24	495	517,894
Consolidated Communications, Inc.,
Gtd. Notes
6.500%	10/01/22	57	54,792
Deutsche Telekom International Finance BV (Germany),
Gtd. Notes, 144A
3.600%	01/19/27	300	303,519

A905

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Telecommunications (cont’d.)
Embarq Corp.,
Sr. Unsec’d. Notes
7.995%	06/01/36	869	$882,035
Frontier Communications Corp.,
Sr. Unsec’d. Notes
6.250%	09/15/21	43	35,355
6.875%	01/15/25	280	209,300
8.500%	04/15/20	211	204,670
9.250%	07/01/21	52	45,646
10.500%	09/15/22	119	103,233
11.000%	09/15/25	977	828,008
GCI, Inc.,
Sr. Unsec’d. Notes
6.750%	06/01/21	441	452,025
Goodman Networks, Inc.,
Sr. Sec’d. Notes
8.000%	05/11/22	67	55,450
GTT Communications, Inc.,
Gtd. Notes, 144A
7.875%	12/31/24	109	115,813
Hughes Satellite Systems Corp.,
Gtd. Notes
6.625%	08/01/26	30	32,100
Sr. Sec’d. Notes
5.250%	08/01/26	352	366,080
Intelsat Jackson Holdings SA (Luxembourg),
Gtd. Notes
5.500%	08/01/23	910	771,225
7.250%	10/15/20	1,036	997,151
7.500%	04/01/21	269	254,878
Sr. Sec’d. Notes, 144A
8.000%	02/15/24	634	681,550
Level 3 Financing, Inc.,
Gtd. Notes
5.125%	05/01/23	408	414,885
5.375%	01/15/24	586	599,918
5.375%	05/01/25	510	524,344
5.625%	02/01/23	460	474,346
6.125%	01/15/21	5	5,118
Nokia OYJ (Finland),
Sr. Unsec’d. Notes
6.625%	05/15/39	100	115,400
Plantronics, Inc.,
Gtd. Notes, 144A
5.500%	05/31/23	200	207,500
Qualitytech LP/QTS Finance Corp.,
Gtd. Notes
5.875%	08/01/22	54	56,263
Qwest Capital Funding, Inc.,
Gtd. Notes
7.750%	02/15/31	73	67,799
Qwest Corp.,
Sr. Unsec’d. Notes
7.250%	09/15/25	15	16,598
Rogers Communications, Inc. (Canada),
Gtd. Notes
4.100%	10/01/23	213	226,679
8.750%	05/01/32	185	266,601

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Telecommunications (cont’d.)
SES SA (Luxembourg),
Gtd. Notes, 144A
3.600%	04/04/23		100	$101,140
Sprint Capital Corp.,
Gtd. Notes
6.900%	05/01/19		350	373,188
8.750%	03/15/32		1,888	2,414,281
Sprint Communications, Inc.,
Gtd. Notes, 144A
7.000%	03/01/20		115	125,781
9.000%	11/15/18		229	245,985
Sr. Unsec’d. Notes
11.500%	11/15/21		228	289,802
Sprint Corp.,
Gtd. Notes
7.125%	06/15/24		510	573,750
7.250%	09/15/21		437	485,617
7.625%	02/15/25	(a)	2,658	3,048,394
7.875%	09/15/23		1,490	1,728,400
Telecom Italia Capital SA (Italy),
Gtd. Notes
6.000%	09/30/34		37	40,931
6.375%	11/15/33		30	34,538
Telefonica Emisiones SAU (Spain),
Gtd. Notes
3.192%	04/27/18		206	207,667
4.103%	03/08/27		330	341,422
5.134%	04/27/20		388	416,204
5.462%	02/16/21		45	49,324
T-Mobile USA, Inc.,
Gtd. Notes
6.000%	04/15/24		19	20,164
6.375%	03/01/25		130	139,971
6.500%	01/15/24		1,715	1,827,333
6.625%	04/01/23		19	19,998
6.836%	04/28/23		647	683,394
United States Cellular Corp.,
Sr. Unsec’d. Notes
6.700%	12/15/33		585	609,131
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
2.946%	03/15/22		279	283,727
3.125%	03/16/22		211	216,213
4.125%	03/16/27		40	41,737
4.125%	08/15/46		195	177,268
4.272%	01/15/36		1,125	1,105,204
4.400%	11/01/34		131	131,084
4.500%	08/10/33		2,405	2,464,139
4.522%	09/15/48		115	111,340
4.672%	03/15/55		106	100,975
4.812%	03/15/39		755	779,392
4.862%	08/21/46		504	510,887
5.012%	04/15/49		50	51,121
5.012%	08/21/54		68	68,199
ViaSat, Inc.,
Sr. Unsec’d. Notes, 144A
5.625%	09/15/25		35	35,221

A906

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Telecommunications (cont’d.)
Vodafone Group PLC (United Kingdom),
Sr. Unsec’d. Notes
1.500%	02/19/18		101	$100,945
Wind Acquisition Finance SA (Italy),
Sec’d. Notes, 144A
7.375%	04/23/21		870	904,800
Windstream Services LLC,
Gtd. Notes
6.375%	08/01/23		8	5,660
7.500%	06/01/22	(a)	1,286	925,123
7.500%	04/01/23		85	60,563
7.750%	10/01/21	(a)	881	651,940

				43,625,749

Transportation — 0.2%
Burlington Northern Santa Fe LLC,
Sr. Unsec’d. Notes
4.125%	06/15/47		90	95,075
4.375%	09/01/42		88	95,791
5.400%	06/01/41		115	142,225
5.750%	03/15/18		200	203,772
Canadian Pacific Railway Co. (Canada),
Sr. Unsec’d. Notes
2.900%	02/01/25		55	54,732
4.500%	01/15/22		200	214,131
4.800%	09/15/35		135	152,432
6.125%	09/15/15		32	40,708
7.125%	10/15/31		150	204,702
CSX Corp.,
Sr. Unsec’d. Notes
3.250%	06/01/27		210	210,577
FedEx Corp.,
Gtd. Notes
4.100%	04/15/43		120	119,715
4.100%	02/01/45		65	64,205
JB Hunt Transport Services, Inc.,
Gtd. Notes
3.300%	08/15/22		250	256,217
3.850%	03/15/24		150	154,702
Norfolk Southern Corp.,
Sr. Unsec’d. Notes
2.900%	06/15/26		125	123,898
2.903%	02/15/23		342	346,870
3.150%	06/01/27		125	124,883
3.850%	01/15/24		292	309,793
5.590%	05/17/25		74	84,911
Sr. Unsec’d. Notes, 144A
4.050%	08/15/52		244	238,985
Ryder System, Inc.,
Sr. Unsec’d. Notes, MTN
2.500%	03/01/18		55	55,155
Union Pacific Corp.,
Sr. Unsec’d. Notes
3.600%	09/15/37		55	55,656
3.799%	10/01/51		270	264,649
4.000%	04/15/47		65	68,061
XPO Logistics, Inc.,
Gtd. Notes, 144A
6.125%	09/01/23		80	83,500

Interest Rate	Maturity Date			Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Transportation (cont’d.)
6.500%	06/15/22	(a)		645	$677,250

					4,442,595

Trucking & Leasing — 0.1%
Aviation Capital Group Corp.,
Sr. Unsec’d. Notes, 144A
2.875%	01/20/22			335	335,057
DAE Funding LLC (United Arab Emirates),
Gtd. Notes, 144A
4.500%	08/01/22			59	60,468
5.000%	08/01/24			65	66,625
Park Aerospace Holdings Ltd. (Ireland),
Gtd. Notes, 144A
4.500%	03/15/23			85	84,882
5.250%	08/15/22			75	78,000
5.500%	02/15/24			78	81,900
Penske Truck Leasing Co. LP/PTL Finance Corp.,
Sr. Unsec’d. Notes, 144A
3.375%	02/01/22			775	795,747

					1,502,679

Water — 0.0%
American Water Capital Corp.,
Sr. Unsec’d. Notes
3.850%	03/01/24			300	316,962
4.300%	12/01/42			46	49,626

					366,588

TOTAL CORPORATE BONDS (cost $449,007,766)					458,035,056

FOREIGN GOVERNMENT BONDS — 1.3%
Australia Government Bond (Australia),
Sr. Unsec’d. Notes
4.500%	04/15/20		AUD	8,000	6,653,386
Canadian Government Bond (Canada),
Bonds
1.500%	03/01/20		CAD	7,800	6,242,938
1.750%	03/01/19		CAD	9,000	7,242,268
Italy Buoni Poliennali Del Tesoro (Italy),
Bonds, 144A
4.750%	09/01/44		EUR	969	1,451,038
Sr. Unsec’d. Notes, 144A
3.500%	03/01/30		EUR	1,615	2,125,072
Mexico Government International Bond (Mexico),
Sr. Unsec’d. Notes
4.000%	10/02/23			600	634,320
Sr. Unsec’d. Notes, MTN
4.750%	03/08/44			302	311,211
Province of Quebec (Canada),
Unsec’d. Notes, MTN
6.350%	01/30/26			120	148,179
United Kingdom Gilt (United Kingdom),
Bonds
1.500%	07/22/26		GBP	6,860	9,378,070

TOTAL FOREIGN GOVERNMENT BONDS (cost $33,231,484)					34,186,482

A907

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
MUNICIPAL BONDS — 0.1%
California — 0.0%
City of Los Angeles Department of Airports,
Revenue Bonds, BABs
6.582%	05/15/39	175	$226,896
State of California,
General Obligation Unlimited, BABs
7.300%	10/01/39	180	264,074

			490,970

New York — 0.1%
New York State Dormitory Authority,
Revenue Bonds, BABs
5.600%	03/15/40	150	190,013
Port Authority of New York & New Jersey,
Revenue Bonds
4.458%	10/01/62	265	296,151
5.647%	11/01/40	220	283,521
5.647%	11/01/40	60	77,324

			847,009

Ohio — 0.0%
American Municipal Power, Inc.,
Revenue Bonds, BABs
7.499%	02/15/50	150	219,614

TOTAL MUNICIPAL BONDS (cost $1,304,727)			1,557,593

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 4.1%
Adjustable Rate Mortgage Trust,
Series 2005-5, Class 5A1
3.719%(cc)	09/25/35	70	63,744
Alternative Loan Trust,
Series 2005-J6, Class 2A1
5.500%	07/25/25	18	17,500
Series 2006-J2, Class A1, 1 Month LIBOR + 0.500%
1.737%(c)	04/25/36	72	45,399
American Home Mortgage Assets Trust,
Series 2006-2, Class 2A1, 1 Month LIBOR + 0.190%
1.427%(c)	09/25/46	377	331,278
Banc of America Alternative Loan Trust,
Series 2004-6, Class 4A1
5.000%	07/25/19	61	61,461
Banc of America Funding Trust,
Series 2005-1, Class 1A1
5.500%	02/25/35	225	225,507
Series 2005-7, Class 30PO, PO
5.110%(s)	11/25/35	34	27,899
Series 2006-1, Class 2A1
5.500%	01/25/36	13	12,353
Series 2006-D, Class 5A2
3.646%(cc)	05/20/36	20	18,688
Series 2014-R7, Class 1A1, 1 Month LIBOR + 0.150%,
144A
1.387%(c)	05/26/36	123	117,076
Series 2014-R7, Class 2A1, 1 Month LIBOR + 0.140%, 144A
1.377%(c)	09/26/36	60	56,223
Series 2015-R4, Class 5A1, 1 Month LIBOR + 0.150%, 144A

Interest Rate	Maturity Date	Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
1.384%(c)	10/25/36	289	$272,874
Banc of America Mortgage Trust,
Series 2004-C, Class 2A1
3.731%(cc)	04/25/34	139	139,810
Series 2004-D, Class 2A1
3.691%(cc)	05/25/34	3	3,146
Series 2004-D, Class 2A2
3.691%(cc)	05/25/34	25	25,166
Series 2007-3, Class 1A1
6.000%	09/25/37	127	122,860
Bear Stearns Adjustable Rate Mortgage Trust,
Series 2003-4, Class 3A1
3.547%(cc)	07/25/33	102	102,244
Series 2005-12, Class 22A1
3.219%(cc)	02/25/36	91	85,151
Bear Stearns Asset-Backed Securities I Trust,
Series 2004-AC5, Class A1
5.250%	10/25/34	132	132,103
Citicorp Mortgage Securities Trust,
Series 2007-5, Class 1A9
6.000%	06/25/37	285	292,022
Citigroup Mortgage Loan Trust,
Series 2006-4, Class 1A1
5.500%	12/25/35	22	21,329
Series 2014-10, Class 1A1, 1 Month LIBOR + 0.140%, 144A
1.369%(c)	11/25/36	69	68,001
Series 2014-10, Class 3A1, 144A
1.434%(cc)	07/25/36	80	74,662
Series 2014-10, Class 4A1, 144A
1.404%(cc)	02/25/37	108	99,624
Series 2014-11, Class 4A1, 1 Month LIBOR + 0.100%, 144A
1.334%(c)	07/25/36	68	61,520
Series 2014-12, Class 1A4, 1 Month LIBOR + 0.130%, 144A
1.359%(c)	08/25/36	257	239,369
Series 2014-12, Class 2A4, 144A
3.356%(cc)	02/25/37	65	63,242
Series 2014-C, Class A, 144A
3.250%(cc)	02/25/54	112	111,875
Citigroup Mortgage Loan Trust, Inc.,
Series 2003-1, Class 3A4
5.250%	09/25/33	66	66,050
Series 2005-2, Class 2A11
5.500%	05/25/35	154	158,391
Countrywide Home Loan Mortgage Pass-Through Trust,
Series 2004-5, Class 2A9
5.250%	05/25/34	242	242,325
Series 2007-5, Class A6, 1 Month LIBOR + 0.350%
1.587%(c)	05/25/37	31	23,580
Credit Suisse First Boston Mortgage Securities Corp.,
Series 2005-5, Class 1A1
5.000%	07/25/20	68	67,979
CSFB Mortgage-Backed Pass-Through Certificates,
Series 2004-AR5, Class 7A2
3.409%(cc)	06/25/34	72	71,159

A908

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
CSMC Trust,
Series 2011-12R, Class 3A1, 144A
3.200%(cc)	07/27/36	36	$36,025
Series 2014-10R, Class 4A1, 144A
1.404%(cc)	12/27/36	39	37,775
Series 2014-11R, Class 8A1, 1 Month LIBOR + 0.340%, 144A
1.813%(c)	04/27/37	31	30,636
Series 2014-11R, Class 9A1, 1 Month LIBOR + 0.140%, 144A
1.374%(c)	10/27/36	118	113,232
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust,
Series 2005-1, Class 1A1, 1 Month LIBOR + 0.500%
1.737%(c)	02/25/35	30	28,846
Series 2005-1, Class 2A1
5.726%(cc)	02/25/20	12	12,317
Fannie Mae Connecticut Avenue Securities,
Series 2014-C01, Class M1, 1 Month LIBOR + 1.600%
2.837%(c)	01/25/24	129	129,819
Series 2015-C03, Class 1M2, 1 Month LIBOR + 5.000%
6.237%(c)	07/25/25	433	478,678
Series 2015-C04, Class 1M2, 1 Month LIBOR + 5.700%
6.937%(c)	04/25/28	476	535,516
Series 2016-C01, Class 1M1, 1 Month LIBOR + 1.950%
3.187%(c)	08/25/28	39	38,845
Series 2016-C02, Class 1M1, 1 Month LIBOR + 2.150%
3.387%(c)	09/25/28	41	41,703
Series 2016-C03, Class 1M1, 1 Month LIBOR + 2.000%
3.237%(c)	10/25/28	104	105,552
Series 2016-C03, Class 2M1, 1 Month LIBOR + 2.200%
3.437%(c)	10/25/28	206	208,542
Series 2016-C04, Class 1M1, 1 Month LIBOR + 1.450%
2.687%(c)	01/25/29	504	508,858
Series 2016-C05, Class 2M1, 1 Month LIBOR + 1.350%
2.587%(c)	01/25/29	315	316,652
Series 2016-C06, Class 1M1, 1 Month LIBOR + 1.300%
2.537%(c)	04/25/29	204	205,938
Series 2017-C01, Class 1M1, 1 Month LIBOR + 1.300%
2.537%(c)	07/25/29	248	250,541
Series 2017-C02, Class 2M1, 1 Month LIBOR + 1.150%
2.387%(c)	09/25/29	353	355,781
Series 2017-C03, Class 1M1, 1 Month LIBOR + 0.950%
2.187%(c)	10/25/29	491	493,293
Series 2017-C04, Class 2M1, 1 Month LIBOR + 0.850%
2.087%(c)	11/25/29	506	507,121
Series 2017-C05, Class 1M1, 1 Month LIBOR + 0.550%
1.787%(c)	01/25/30	646	646,014
Series 2017-C06, Class 1M1, 1 Month LIBOR + 0.750%
1.987%(c)	02/25/30	282	282,692
Fannie Mae Grantor Trust,
Series 2001-T10, Class A1
7.000%	12/25/41	597	701,355
Series 2002-T1, Class A2
7.000%	11/25/31	401	473,383
Series 2002-T4, Class A2
7.000%	12/25/41	436	501,564
Series 2004-T1, Class 1A1
6.000%	01/25/44	379	428,656

Interest Rate	Maturity Date	Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Fannie Mae Interest Strip,
Series 293, Class 1, PO
2.254%(s)	12/25/24	141	$133,180
Series 369, Class 12, IO
5.500%(cc)	05/25/36	508	93,982
Series 383, Class 60, IO
6.500%	10/25/37	126	27,055
Series 416, Class A300
3.000%	11/25/42	1,706	1,700,433
Series 417, Class C11, IO
2.500%	02/25/28	4,151	354,757
Fannie Mae REMIC Trust,
Series 1999-W4, Class A9
6.250%	02/25/29	273	296,066
Series 2001-W3, Class A
7.000%(cc)	09/25/41	311	338,444
Series 2002-W6, Class 2A1
7.000%(cc)	06/25/42	211	244,309
Series 2003-W10, Class 3A5
4.299%	06/25/43	1,115	1,173,481
Series 2004-W6, Class 3A4
6.500%	07/25/34	103	103,687
Series 2004-W11, Class 1A1
6.000%	05/25/44	1,397	1,588,686
Series 2004-W12, Class 1A2
6.500%	07/25/44	723	836,801
Series 2005-W1, Class 1A2
6.500%	10/25/44	260	299,267
Series 2007-W7, Class 2A2, IO, 1 Month LIBOR x Factor + 6.530%
5.293%(c)	07/25/37	20	3,095
Series 2007-W10, Class 2A
6.343%(cc)	08/25/47	232	256,883
Series 2009-W1, Class A
6.000%	12/25/49	451	509,046
Fannie Mae REMICS,
Series 1993-119, Class H
6.500%	07/25/23	164	177,078
Series 1993-136, Class ZB
5.390%(cc)	07/25/23	111	120,744
Series 1993-141, Class Z
7.000%	08/25/23	116	126,242
Series 1993-147, Class Z
7.000%	08/25/23	95	102,843
Series 1994-29, Class Z
6.500%	02/25/24	167	182,907
Series 1996-4, Class SA, IO, 1 Month LIBOR x Factor + 8.500%
7.263%(c)	02/25/24	45	6,536
Series 1997-33, Class PA
8.500%	06/18/27	251	289,988
Series 1997-57, Class PN
5.000%	09/18/27	157	168,920
Series 2001-16, Class Z
6.000%	05/25/31	209	235,846
Series 2001-81, Class HE
6.500%	01/25/32	308	349,080
Series 2002-14, Class A1
7.000%	01/25/42	855	991,782
Series 2002-26, Class A2

A909

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
7.500%	01/25/48	418	$496,775
Series 2002-82, Class PE
6.000%	12/25/32	317	357,654
Series 2002-86, Class PG
6.000%	12/25/32	685	775,199
Series 2002-90, Class A2
6.500%	11/25/42	198	226,127
Series 2003-18, Class A1
6.500%	12/25/42	317	357,846
Series 2003-21, Class OU
5.500%	03/25/33	90	99,466
Series 2003-24, Class MZ
5.500%	04/25/33	354	385,090
Series 2003-48, Class GH
5.500%	06/25/33	1,661	1,854,591
Series 2003-64, Class KF, 1 Month LIBOR + 0.500%
1.737%(c)	07/25/18	16	15,614
Series 2004-36, Class SA, 1 Month LIBOR x Factor + 19.530%
16.123%(c)	05/25/34	85	112,874
Series 2004-45, Class ZL
6.000%	10/25/32	281	311,095
Series 2004-60, Class PA
5.500%	04/25/34	44	45,109
Series 2004-68, Class LC
5.000%	09/25/29	286	313,988
Series 2004-101, Class HD
5.000%	01/25/20	40	40,051
Series 2005-22, Class DA
5.500%	12/25/34	78	82,001
Series 2005-30, Class UG
5.000%	04/25/35	453	491,460
Series 2005-57, Class NK, 1 Month LIBOR x Factor + 22.000%
17.051%(c)	07/25/35	72	93,581
Series 2005-84, Class XM
5.750%	10/25/35	100	110,186
Series 2005-87, Class QZ
5.000%	10/25/35	178	187,036
Series 2005-97, Class PO, PO
1.923%(s)	11/25/35	290	286,930
Series 2005-102, Class PG
5.000%	11/25/35	892	968,758
Series 2005-110, Class GL
5.500%	12/25/35	562	634,805
Series 2006-2, Class LY, 1 Month LIBOR x Factor + 96.000%
8.000%(c)	12/25/35	20	22,293
Series 2006-9, Class KZ
6.000%	03/25/36	406	458,885
Series 2006-20, Class IB, IO, 1 Month LIBOR x Factor + 6.590%
5.353%(c)	04/25/36	349	54,431
Series 2006-23, Class NS, 1 Month LIBOR x Factor + 108.000%
9.000%(c)	04/25/36	44	48,170
Series 2006-48, Class ND
6.250%	03/25/36	75	76,036
Series 2006-60, Class CO, PO
2.215%(s)	06/25/35	51	50,710
Series 2006-77, Class PC
6.500%	08/25/36	221	249,350
Series 2007-46, Class PA

Interest Rate	Maturity Date	Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
6.000%	04/25/37	49	$52,760
Series 2007-58, Class SV, IO, 1 Month LIBOR x Factor + 6.750%
5.513%(c)	06/25/37	329	48,433
Series 2007-79, Class PE
5.000%	08/25/37	985	1,033,145
Series 2007-102, Class SA, IO, 1 Month LIBOR x Factor + 6.400%
5.163%(c)	11/25/37	725	118,768
Series 2008-91, Class SI, IO, 1 Month LIBOR x Factor + 6.000%
4.763%(c)	03/25/38	527	60,016
Series 2009-15, Class SA, IO, 1 Month LIBOR x Factor + 6.200%
4.963%(c)	03/25/24	158	6,820
Series 2009-62, Class WA
5.573%(cc)	08/25/39	767	852,330
Series 2009-112, Class SW, IO, 1 Month LIBOR x Factor + 6.250%
5.013%(c)	01/25/40	441	67,639
Series 2009-112, Class ST, IO, 1 Month LIBOR x Factor + 6.250%
5.013%(c)	01/25/40	671	106,205
Series 2010-10, Class NT
5.000%	02/25/40	1,290	1,423,080
Series 2010-19, Class MV
5.000%	02/25/21	491	500,613
Series 2010-35, Class SB, IO, 1 Month LIBOR x Factor + 6.420%
5.183%(c)	04/25/40	254	38,444
Series 2010-43, Class CI, IO
4.500%	02/25/25	82	1,460
Series 2010-49, Class SC, 1 Month LIBOR x Factor + 12.660%
10.186%(c)	03/25/40	147	174,501
Series 2010-64, Class DM
5.000%	06/25/40	208	225,289
Series 2011-22, Class MA
6.500%	04/25/38	249	265,956
Series 2011-39, Class ZA
6.000%	11/25/32	365	411,874
Series 2011-52, Class GB
5.000%	06/25/41	490	536,309
Series 2011-52, Class KB
5.500%	06/25/41	1,535	1,780,886
Series 2012-98, Class SA, IO, 1 Month LIBOR x Factor + 6.050%
4.813%(c)	05/25/39	234	31,987
Series 2012-104, Class QS, IO, 1 Month LIBOR x Factor + 6.100%
4.863%(c)	03/25/39	73	10,964
Series 2012-120, Class SE, IO, 1 Month LIBOR x Factor + 6.200%
4.963%(c)	02/25/39	265	40,405
Series 2013-4, Class PC
2.000%	06/25/42	1,170	1,143,679
Series 2013-4, Class AJ
3.500%	02/25/43	944	975,790
Series 2013-83, Class CA
3.500%	10/25/37	806	828,844
Series 2013-96, Class YA
3.500%	09/25/38	1,421	1,474,959
Series 2016-38, Class NA
3.000%	01/25/46	3,035	3,092,518
Series G93-17, Class S, IO, 1 Month LIBOR x Factor + 9.000%
7.763%(c)	04/25/23	165	23,987
Fannie Mae Trust,
Series 2003-W2, Class 2A9
5.900%	07/25/42	147	163,190

A910

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Series 2003-W3, Class 2A5
5.356%	06/25/42	323	$358,297
Series 2003-W6, Class 1A41
5.398%	10/25/42	1,062	1,170,590
Series 2003-W6, Class 3A
6.500%	09/25/42	256	292,931
Series 2003-W12, Class 2A7
4.680%	06/25/43	320	339,707
Series 2004-W2, Class 2A2
7.000%	02/25/44	216	245,181
Series 2004-W2, Class 5A
7.500%	03/25/44	228	258,931
Series 2004-W8, Class 2A
6.500%	06/25/44	252	288,555
Series 2005-W4, Class 1A1
6.000%	08/25/45	159	179,389
FHLMC-GNMA,
Series 24, Class ZE
6.250%	11/25/23	232	249,417
Freddie Mac REMICS,
Series 1049, Class S, 1 Month LIBOR x Factor + 39.280%
34.477%(c)	02/15/21	4	5,123
Series 1621, Class J
6.400%	11/15/23	66	70,126
Series 1630, Class PK
6.000%	11/15/23	167	179,758
Series 1675, Class KZ
6.500%	02/15/24	144	159,961
Series 1680, Class PK
6.500%	02/15/24	171	190,008
Series 1695, Class EB
7.000%	03/15/24	214	234,131
Series 1980, Class Z
7.000%	07/15/27	310	351,257
Series 2353, Class KZ
6.500%	09/15/31	332	387,724
Series 2535, Class AW
5.500%	12/15/32	120	133,400
Series 2557, Class HL
5.300%	01/15/33	823	900,348
Series 2595, Class DC
5.000%	04/15/23	444	466,910
Series 2595, Class GC
5.500%	04/15/23	154	164,334
Series 2611, Class TM, 1 Month LIBOR x Factor + 65.000%
10.000%(c)	05/15/33	37	45,652
Series 2626, Class JC
5.000%	06/15/23	938	991,333
Series 2628, Class AB
4.500%	06/15/18	12	11,810
Series 2630, Class FL, 1 Month LIBOR + 0.500%
1.734%(c)	06/15/18	12	12,161
Series 2643, Class SA, 1 Month LIBOR x Factor + 45.500%
37.476%(c)	03/15/32	27	54,074
Series 2764, Class UG
5.000%	03/15/34	1,360	1,505,087
Series 2862, Class GB
5.000%	09/15/24	155	163,408

Interest Rate	Maturity Date	Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Series 2864, Class NB
5.500%	07/15/33	126	$127,605
Series 2885, Class LZ
6.000%	11/15/34	1,336	1,550,467
Series 2893, Class PE
5.000%	11/15/34	418	456,969
Series 2922, Class SU, 1 Month LIBOR x Factor + 14.300%
11.831%(c)	02/15/35	77	101,393
Series 2980, Class QA
6.000%	05/15/35	425	482,151
Series 2990, Class SR, IO, 1 Month LIBOR x Factor + 6.650%
5.416%(c)	03/15/35	650	78,221
Series 3005, Class ED
5.000%	07/15/25	350	373,046
Series 3017, Class OC, PO
2.255%(s)	08/15/25	121	116,718
Series 3126, Class AO, PO
2.089%(s)	03/15/36	74	66,922
Series 3187, Class Z
5.000%	07/15/36	628	688,230
Series 3201, Class IN, IO, 1 Month LIBOR x Factor + 6.250%
5.016%(c)	08/15/36	357	41,144
Series 3218, Class HS, IO, 1 Month LIBOR x Factor + 7.200%
5.966%(c)	09/15/26	433	63,797
Series 3237, Class BO, PO
2.328%(s)	11/15/36	381	323,786
Series 3306, Class TB, 1 Month LIBOR x Factor
3.984%(c)	04/15/37	32	33,658
Series 3306, Class TC, 1 Month LIBOR + 0.000%
3.444%(c)	04/15/37	28	29,119
Series 3383, Class KB
5.500%	11/15/27	1,140	1,255,904
Series 3385, Class SN, IO, 1 Month LIBOR x Factor + 6.000%
4.766%(c)	11/15/37	86	8,373
Series 3405, Class PE
5.000%	01/15/38	555	610,831
Series 3443, Class PT
6.500%	03/15/37	817	922,859
Series 3564, Class JA
4.000%	01/15/18	14	13,986
Series 3593, Class SL, IO, 1 Month LIBOR x Factor + 6.400%
5.166%(c)	11/15/24	270	21,076
Series 3605, Class NC
5.500%	06/15/37	955	1,065,468
Series 3609, Class SA, IO, 1 Month LIBOR x Factor + 6.340%
5.106%(c)	12/15/39	919	149,892
Series 3648, Class CY
4.500%	03/15/30	926	1,002,100
Series 3662, Class PJ
5.000%	04/15/40	801	873,154
Series 3677, Class PB
4.500%	05/15/40	1,099	1,169,676
Series 3688, Class GT
7.294%(cc)	11/15/46	209	244,147
Series 3739, Class MC
4.000%	11/15/38	1,270	1,338,406
Series 3740, Class SB, IO, 1 Month LIBOR x Factor + 6.000%
4.766%(c)	10/15/40	395	57,384

A911

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Series 3747, Class HI, IO
4.500%	07/15/37	109	$2,275
Series 3784, Class S, IO, 1 Month LIBOR x Factor + 6.600%
5.366%(c)	07/15/23	465	41,332
Series 3852, Class QN, 1 Month LIBOR x Factor + 27.210%
5.500%(c)	05/15/41	312	326,687
Series 3852, Class TP, 1 Month LIBOR x Factor + 27.500%
5.500%(c)	05/15/41	425	470,169
Series 3855, Class HI, IO
4.000%	02/15/26	355	12,103
Series 3859, Class JB
5.000%	05/15/41	823	902,990
Series 4030, Class IL, IO
3.500%	04/15/27	2,753	266,177
Series 4057, Class BS, IO, 1 Month LIBOR x Factor + 6.050%
4.816%(c)	09/15/39	141	16,558
Series 4093, Class SD, IO, 1 Month LIBOR x Factor + 6.700%
5.466%(c)	01/15/38	224	42,238
Series 4099, Class BS, IO, 1 Month LIBOR x Factor + 6.050%
4.816%(c)	06/15/39	144	22,108
Series 4100, Class KJ
3.500%	08/15/42	18	18,318
Series 4199, Class SD, IO, 1 Month LIBOR x Factor + 6.200%
4.966%(c)	06/15/39	304	41,763
Series 4374, Class NC
3.750%	02/15/46	1,282	1,318,585
Freddie Mac Strips,
Series 279, Class 35
3.500%	09/15/42	929	966,612
Series 304, Class C32, IO
3.000%	12/15/27	2,267	194,370
Freddie Mac Structured Agency Credit Risk Debt Notes,
Series 2014-DN1, Class M2, 1 Month LIBOR + 2.200%
3.437%(c)	02/25/24	1,080	1,114,399
Series 2014-DN2, Class M2, 1 Month LIBOR + 1.650%
2.887%(c)	04/25/24	548	554,652
Series 2015-DNA2, Class M2, 1 Month LIBOR + 2.600%
3.837%(c)	12/25/27	394	402,456
Series 2015-DNA3, Class M2, 1 Month LIBOR + 2.850%
4.087%(c)	04/25/28	211	218,410
Series 2016-DNA1, Class M2, 1 Month LIBOR + 2.900%
4.137%(c)	07/25/28	250	258,335
Series 2016-DNA3, Class M2, 1 Month LIBOR + 2.000%
3.237%(c)	12/25/28	250	255,269
Series 2016-DNA4, Class M1, 1 Month LIBOR + 0.800%
2.037%(c)	03/25/29	181	180,907
Series 2017-DNA1, Class M1, 1 Month LIBOR + 1.200%
2.437%(c)	07/25/29	241	243,397
Series 2017-DNA3, Class M1, 1 Month LIBOR + 0.750%
1.984%(c)	03/25/30	250	250,117
Series 2017-HQA1, Class M1, 1 Month LIBOR + 1.200%
2.437%(c)	08/25/29	239	240,881
Series 2017-HQA2, Class M1, 1 Month LIBOR + 0.800%
2.037%(c)	12/25/29	245	245,955
Freddie Mac Structured Pass-Through Certificates,
Series T-58, Class 3A
7.000%	09/25/43	596	710,300

Interest Rate	Maturity Date	Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
GMACM Mortgage Loan Trust,
Series 2003-J10, Class A1
4.750%	01/25/19	28	$28,315
Government National Mortgage Assoc.,
Series 2002-41, Class HS, IO, 1 Month LIBOR x Factor + 7.000%
5.766%(c)	06/16/32	554	87,652
Series 2002-84, Class PH
6.000%	11/16/32	782	890,736
Series 2003-25, Class PZ
5.500%	04/20/33	500	553,147
Series 2003-58, Class PC
5.000%	07/20/33	1,427	1,575,659
Series 2003-86, Class ZC
4.500%	10/20/33	362	389,653
Series 2004-19, Class KE
5.000%	03/16/34	1,364	1,495,009
Series 2004-30, Class UC
5.500%	02/20/34	150	153,881
Series 2004-86, Class SP, IO, 1 Month LIBOR x Factor + 6.100%
4.864%(c)	09/20/34	694	80,365
Series 2004-88, Class ES, IO, 1 Month LIBOR x Factor + 6.100%
4.866%(c)	06/17/34	686	61,034
Series 2005-30, Class WD
6.000%	07/20/33	244	256,372
Series 2006-23, Class S, IO, 1 Month LIBOR x Factor + 6.500%
5.264%(c)	01/20/36	323	14,018
Series 2006-26, Class S, IO, 1 Month LIBOR x Factor + 6.500%
5.264%(c)	06/20/36	444	87,036
Series 2007-16, Class KU, IO, 1 Month LIBOR x Factor + 6.650%
5.414%(c)	04/20/37	580	90,516
Series 2007-24, Class SA, IO, 1 Month LIBOR x Factor + 6.510%
5.274%(c)	05/20/37	1,289	226,307
Series 2007-35, Class TE
6.000%	06/20/37	1,130	1,264,673
Series 2007-58, Class SD, IO, 1 Month LIBOR x Factor + 6.490%
5.254%(c)	10/20/37	743	123,549
Series 2007-59, Class SP, IO, 1 Month LIBOR x Factor + 6.670%
5.434%(c)	04/20/37	401	32,857
Series 2008-36, Class AY
5.000%	04/16/23	249	254,291
Series 2008-47, Class ML
5.250%	06/16/38	760	858,092
Series 2008-62, Class SA, IO, 1 Month LIBOR x Factor + 6.150%
4.914%(c)	07/20/38	344	54,979
Series 2008-73, Class SK, IO, 1 Month LIBOR x Factor + 6.740%
5.504%(c)	08/20/38	670	107,854
Series 2008-79, Class SA, IO, 1 Month LIBOR x Factor + 7.550%
6.314%(c)	09/20/38	329	60,272
Series 2009-6, Class CI, IO
6.500%	11/16/38	64	4,000
Series 2009-16, Class SJ, IO, 1 Month LIBOR x Factor + 6.800%
5.564%(c)	05/20/37	784	138,919
Series 2009-36, Class IE, IO, 1 Month LIBOR x Factor + 20.670%
1.000%(c)	09/20/38	1,658	53,182
Series 2009-65, Class LB
6.000%	07/16/39	101	113,110
Series 2009-77, Class CS, IO, 1 Month LIBOR x Factor + 7.000%
5.766%(c)	06/16/38	677	59,019

A912

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Series 2009-81, Class A
5.750%	09/20/36	197	$218,689
Series 2009-106, Class ST, IO, 1 Month LIBOR x Factor + 6.000%
4.764%(c)	02/20/38	655	103,203
Series 2009-106, Class XL, IO, 1 Month LIBOR x Factor + 6.750%
5.514%(c)	06/20/37	518	56,097
Series 2009-127, Class IA, IO, 1 Month LIBOR x Factor + 6.450%
0.450%(c)	09/20/38	2,707	39,101
Series 2010-4, Class SB, IO, 1 Month LIBOR x Factor + 6.500%
5.266%(c)	08/16/39	424	25,257
Series 2010-14, Class AO, PO
2.171%(s)	12/20/32	48	46,869
Series 2010-14, Class QP
6.000%	12/20/39	25	25,757
Series 2010-31, Class SK, IO, 1 Month LIBOR x Factor + 6.100%
4.864%(c)	11/20/34	412	57,303
Series 2010-85, Class ID, IO
6.000%	09/20/39	412	82,976
Series 2010-129, Class AW
6.084%(cc)	04/20/37	1,072	1,188,411
Series 2010-157, Class OP, PO
2.668%(s)	12/20/40	541	472,236
Series 2011-75, Class GP
4.000%	05/20/41	1,848	1,939,177
Series 2012-H31, Class FD, 1 Month LIBOR + 0.340%
1.571%(c)	12/20/62	1,130	1,122,897
Series 2013-H04, Class BA
1.650%	02/20/63	1,316	1,307,364
Series 2013-H05, Class FB, 1 Month LIBOR + 0.400%
1.631%(c)	02/20/62	680	680,275
GSMSC Resecuritization Trust,
Series 2014-1R, Class 1A, 1 Month LIBOR + 0.170%, 144A
1.404%(c)	04/26/37	57	54,353
GSR Mortgage Loan Trust,
Series 2004-11, Class 1A1
3.814%(cc)	09/25/34	97	99,150
Series 2004-6F, Class 2A4
5.500%	05/25/34	136	139,439
Series 2005-7F, Class 3A2, 1 Month LIBOR + 0.500%
1.737%(c)	09/25/35	876	837,369
Series 2006-2F, Class 2A1
5.750%	02/25/36	27	26,236
Series 2006-3F, Class 2A7
5.750%	03/25/36	98	96,607
HarborView Mortgage Loan Trust,
Series 2004-9, Class 2A
3.302%(cc)	12/19/34	30	27,496
Series 2006-9, Class 2A1A, 1 Month LIBOR + 0.210%
1.447%(c)	11/19/36	105	88,113
Homestar Mortgage Acceptance Corp.,
Series 2004-4, Class A3, 1 Month LIBOR + 1.100%
2.337%(c)	09/25/34	348	346,588
Impac CMB Trust,
Series 2005-1, Class 2A1, 1 Month LIBOR + 0.510%
1.747%(c)	04/25/35	243	238,564

Interest Rate	Maturity Date	Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
JPMorgan Mortgage Trust,
Series 2004-S1, Class 3A1
5.500%	09/25/34	143	$143,050
Series 2005-S2, Class 4A3
5.500%	09/25/20	60	58,719
Series 2006-A2, Class 5A1
3.321%(cc)	11/25/33	47	47,711
Series 2006-A2, Class 5A3
3.321%(cc)	11/25/33	176	179,478
Series 2007-A1, Class 5A5
3.520%(cc)	07/25/35	112	115,263
Lehman Mortgage Trust,
Series 2006-4, Class 3A1
5.000%	08/25/21	14	14,182
MASTR Adjustable Rate Mortgages Trust,
Series 2004-8, Class 5A1
3.535%(cc)	08/25/34	151	151,914
Series 2004-13, Class 3A7
3.441%(cc)	11/21/34	169	173,378
MASTR Alternative Loan Trust,
Series 2003-8, Class 5A1
5.000%	11/25/18	16	16,144
Series 2003-9, Class 5A1
4.500%	12/25/18	34	33,988
Series 2004-1, Class 4A1
5.500%	02/25/34	94	94,765
Series 2004-3, Class 2A1
6.250%	04/25/34	243	253,238
Series 2005-5, Class 3A1
5.750%	08/25/35	72	61,365
MASTR Asset Securitization Trust,
Series 2003-11, Class 8A1
5.500%	12/25/33	343	348,561
Series 2004-6, Class 3A1
5.250%	07/25/19	28	27,908
Series 2004-6, Class 4A1
5.000%	07/25/19	31	31,508
Series 2004-P7, Class A6, 144A
5.500%	12/27/33	45	45,667
Series 2006-3, Class 30PO, PO
2.610%(s)	10/25/36	141	120,154
Merrill Lynch Mortgage Investors Trust,
Series 2003-F, Class A1, 1 Month LIBOR + 0.640%
1.877%(c)	10/25/28	451	441,859
Series 2004-B, Class A1, 1 Month LIBOR + 0.500%
1.737%(c)	05/25/29	370	362,346
Series 2004-HB1, Class A3
3.061%(cc)	04/25/29	115	113,467
Morgan Stanley Dean Witter Capital I, Inc. Trust,
Series 2003-HYB1, Class A3
2.688%(cc)	03/25/33	248	228,841
Morgan Stanley Mortgage Loan Trust,
Series 2004-7AR, Class 2A6
3.400%(cc)	09/25/34	187	191,179
Nomura Resecuritization Trust,
Series 2015-2R, Class 4A1, 1 Month LIBOR + 0.140%, 144A
1.581%(c)	12/26/36	69	63,908

A913

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
PHH Mortgage Trust,
Series 2008-CIM2, Class 5A1
6.000%	07/25/38	77	$77,674
Prime Mortgage Trust,
Series 2004-2, Class A2
4.750%	11/25/19	51	50,933
Series 2004-CL1, Class 1A1
6.000%	02/25/34	200	209,672
RAAC Trust,
Series 2005-SP1, Class 2A1
5.250%	09/25/34	88	89,041
RBSSP Resecuritization Trust,
Series 2010-10, Class 2A1, 1 Month LIBOR + 0.130%, 144A
1.364%(c)	09/26/36	14	13,772
Residential Accredit Loans, Inc. Trust,
Series 2003-QS16, Class A1
5.000%	08/25/18	13	13,101
Series 2003-QS20, Class A1
5.000%	11/25/18	18	18,371
Series 2004-QS3, Class CB
5.000%	03/25/19	46	46,320
Residential Asset Securitization Trust,
Series 2004-IP2, Class 1A1
3.360%(cc)	12/25/34	204	207,634
Series 2006-R1, Class A2, 1 Month LIBOR + 0.400%
1.637%(c)	01/25/46	263	128,499
Residential Funding Mortgage Securities Trust,
Series 2006-S9, Class A1
6.250%	09/25/36	83	80,497
Series 2006-S12, Class 2A2
6.000%	12/25/36	89	86,598
Sequoia Mortgage Trust,
Series 2004-8, Class A2, 6 Month LIBOR + 0.740%
2.197%(c)	09/20/34	277	272,943
Springleaf Mortgage Loan Trust,
Series 2013-2A, Class M1, 144A
3.520%(cc)	12/25/65	1,107	1,104,696
Series 2013-2A, Class M2, 144A
4.480%(cc)	12/25/65	1,075	1,072,092
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-9XS, Class A, 1 Month LIBOR + 0.370%
1.607%(c)	07/25/34	931	933,640
Structured Asset Mortgage Investments Trust,
Series 2004-AR1, Class 1A1, 1 Month LIBOR + 0.700%
1.937%(c)	03/19/34	778	757,361
Structured Asset Securities Corp. Mortgage Pass-Through Certificates,
Series 2003-22A, Class 3A
3.491%(cc)	06/25/33	63	63,513
Series 2003-26A, Class 3A5
3.361%(cc)	09/25/33	276	277,818
Series 2003-29, Class 1A1
4.750%	09/25/18	21	21,059
Series 2004-7, Class 2A1
5.512%(cc)	05/25/24	99	100,612
Thornburg Mortgage Securities Trust,
Series 2004-3, Class A, 1 Month LIBOR + 0.740%
1.977%(c)	09/25/44	337	319,800

Interest Rate	Maturity Date	Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Series 2007-4, Class 3A1
3.237%(cc)	09/25/37	12	$11,884
Vendee Mortgage Trust,
Series 1996-2, Class 1Z
6.750%	06/15/26	200	222,866
Washington Mutual Mortgage Pass-Through Certificates Trust,
Series 2003-AR4, Class A7
3.056%(cc)	05/25/33	280	283,425
Series 2003-S1, Class A5
5.500%	04/25/33	173	176,517
Series 2004-S3, Class 3A2
6.000%	07/25/34	245	256,034
Series 2005-7, Class 1A2, 1 Month LIBOR + 0.450%
1.687%(c)	09/25/35	24	18,959
Wells Fargo Mortgage-Backed Securities Trust,
Series 2004-B, Class A1
3.062%(cc)	02/25/34	49	49,154
Series 2004-EE, Class 2A2
3.327%(cc)	12/25/34	193	197,311
Series 2004-O, Class A1
3.528%(cc)	08/25/34	109	111,305
Series 2005-16, Class A8
5.750%	01/25/36	12	13,061
Series 2005-AR9, Class 3A1
3.367%(cc)	06/25/34	151	155,205
Series 2006-11, Class A8
6.000%	09/25/36	45	42,998
Series 2006-17, Class A1
5.500%	11/25/21	16	15,848
Series 2007-3, Class 3A1
5.500%	04/25/22	4	3,703
Series 2007-11, Class A85
6.000%	08/25/37	124	121,879
Series 2007-11, Class A96
6.000%	08/25/37	15	14,741

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $105,493,962)			107,785,645

U.S. GOVERNMENT AGENCY OBLIGATIONS — 5.5%
Fannie Mae Principal Strip, Notes, MTN
3.415%(s)	05/15/30	1,750	1,196,263
Federal Home Loan Mortgage Corp., 1 Year U.S. Treasury Yield Curve Rate T
Note Constant Maturity + 2.140%
2.936%(c)	10/01/36	86	90,163
Federal Home Loan Mortgage Corp.
3.000%	11/01/42	1,819	1,837,447
3.000%	12/01/42	1,965	1,982,685
4.000%	02/01/26	556	582,103
4.000%	01/01/32	559	598,049
4.000%	10/01/42	1,152	1,222,283
4.000%	09/01/47	2,500	2,633,493
4.500%	11/01/45	2,000	2,144,372
4.500%	08/01/46	2,602	2,788,520
4.500%	04/01/47	1,480	1,587,182
4.500%	05/01/47	2,573	2,757,851
4.500%	05/01/47	846	907,072

A914

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
4.500%	07/01/47	1,961	$2,136,498
5.000%	11/01/23	129	132,145
5.500%	12/01/24	308	323,282
5.500%	01/01/33	147	163,638
5.500%	06/01/35	324	363,113
6.000%	12/01/23	104	116,656
6.000%	11/01/24	330	371,051
6.000%	02/01/28	202	227,110
6.000%	09/01/35	172	195,848
6.000%	12/01/36	98	110,528
6.500%	10/01/22	112	121,156
6.500%	05/01/25	114	121,485
6.500%	08/01/27	252	278,907
6.500%	01/01/29	137	148,447
6.500%	05/01/36	55	62,243
6.500%	09/01/36	34	38,757
6.500%	05/01/37	126	140,186
7.000%	09/01/36	162	176,476
7.000%	11/01/37	328	377,105
8.000%	02/01/38	97	104,873
Federal National Mortgage Assoc.
1.828%(s)	10/09/19	2,200	2,120,718
2.330%	01/01/23	1,861	1,869,726
2.340%	12/01/22	2,163	2,173,471
2.350%	05/01/23	1,366	1,372,399
2.370%	12/01/22	1,509	1,529,207
2.480%	02/01/25	2,033	2,031,220
2.520%	05/01/23	2,000	2,022,739
2.570%	03/01/23	1,887	1,914,287
2.619%	12/01/22	1,219	1,240,102
2.710%	10/01/22	2,093	2,080,257
2.750%	03/01/22	1,207	1,234,718
2.820%	12/01/24	2,094	2,143,797
2.900%	12/01/24	510	522,190
2.960%	04/01/22	1,807	1,860,714
2.990%	07/01/29	2,880	2,885,380
3.025%	08/01/29	1,342	1,357,978
3.030%	12/01/21	1,638	1,688,811
3.070%	02/01/25	5,105	5,231,833
3.340%	11/01/30	706	726,493
3.380%	01/01/18	1,430	1,428,561
3.416%	10/01/20	984	1,016,664
3.440%	11/01/23	2,310	2,431,323
3.500%	07/01/32	1,233	1,287,371
3.500%	07/01/32	475	496,032
3.500%	10/01/32	1,341	1,399,976
3.500%	11/01/32	1,145	1,195,052
3.500%	03/01/33	1,213	1,266,244
3.500%	09/01/42	1,243	1,287,489
3.500%	10/01/42	1,207	1,250,288
3.500%	01/01/43	1,523	1,577,910
3.500%	03/01/43	1,268	1,313,078
3.500%	05/01/43	1,351	1,399,580
3.500%	06/01/43	1,587	1,643,747
3.500%	06/01/43	1,410	1,461,034
3.500%	07/01/43	3,183	3,302,333
3.500%	07/01/43	1,424	1,474,745
3.500%	01/01/44	2,165	2,242,979

Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
3.590%	10/01/20	1,311	$1,366,968
3.690%	11/01/23	1,345	1,429,774
3.725%	06/01/18	1,305	1,312,514
3.885%	08/01/25	1,848	1,993,341
Federal National Mortgage Assoc., 1 Year U.S. Treasury Yield Curve Rate T
Note Constant Maturity + 2.380%
3.981%(c)	09/01/37	66	69,919
Federal National Mortgage Assoc.
4.000%	06/01/42	2,219	2,354,863
4.000%	07/01/42	1,342	1,423,399
4.000%	06/01/43	3,290	3,521,340
4.000%	06/01/43	1,737	1,844,313
4.000%	07/01/43	1,585	1,682,935
4.000%	06/01/47	3,485	3,716,712
4.010%	08/01/21	1,604	1,705,759
4.340%	04/01/20	1,719	1,805,760
4.500%	04/01/44	1,782	1,942,760
4.500%	04/01/44	1,464	1,596,281
5.000%	12/01/19	98	101,026
5.000%	05/01/23	221	240,933
5.000%	06/01/23	306	321,097
5.000%	07/01/25	287	305,479
5.000%	02/01/35	329	360,198
5.000%	10/01/39	718	797,067
5.000%	01/01/40	3,223	3,599,744
5.500%	01/01/19	22	22,445
5.500%	06/01/20	16	16,285
5.500%	09/01/23	85	88,859
5.500%	01/01/38	257	287,834
5.500%	02/01/42	1,388	1,549,008
6.000%	09/01/19	7	7,162
6.000%	08/01/21	110	115,310
6.000%	09/01/22	24	24,977
6.000%	01/01/24	280	299,915
6.000%	07/01/24	72	77,279
6.000%	04/01/28	103	115,901
6.000%	05/01/28	71	79,665
6.000%	12/01/32	455	518,156
6.000%	03/01/34	522	596,268
6.000%	04/01/34	93	100,371
6.000%	04/01/35	136	155,677
6.000%	01/01/36	50	56,795
6.000%	10/01/36	35	39,922
6.000%	08/01/37	136	155,006
6.000%	08/01/37	75	84,467
6.500%	09/01/22	79	83,002
6.500%	12/01/23	115	125,335
6.500%	09/01/28	113	124,997
6.500%	07/01/36	32	37,207
6.500%	05/01/37	36	38,980
6.500%	07/01/37	112	124,282
6.500%	10/01/38	117	133,229
6.500%	10/01/38	81	92,499
7.000%	04/01/37	81	94,788
8.000%	12/01/36	792	946,183
Government National Mortgage Assoc.
6.000%	08/15/36	2,044	2,325,084

A915

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
6.000%	09/20/36	101	$114,098
6.000%	05/20/38	15	15,878
6.000%	09/20/38	135	150,883
6.000%	03/20/41	64	71,145
6.500%	10/15/23	101	107,306
6.500%	01/15/33	176	206,685
6.500%	01/20/39	61	67,847
6.500%	10/20/39	260	292,899
6.500%	10/20/39	228	254,687
6.500%	12/20/40	588	681,078
7.000%	10/20/38	298	356,426
7.000%	12/20/38	112	131,906
7.500%	01/20/35	212	239,992
8.000%	05/20/32	540	613,776
Residual Funding Corp. Principal Strip, Bonds
1.227%(s)	01/15/21	995	937,089
2.745%(s)	01/15/30	1,000	697,369
Resolution Funding Corp. Interest Strip, Bonds
2.690%(s)	10/15/27	235	179,770
2.830%(s)	01/15/26	270	218,914
Tennessee Valley Authority, Sr. Unsec’d. Notes
4.875%	01/15/48	885	1,118,582
5.250%	09/15/39	130	170,474
5.880%	04/01/36	3,430	4,738,847
Tennessee Valley Authority Principal Strip, Bonds
3.840%(s)	06/15/35	1,260	694,099

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $141,590,176)			143,586,253

U.S. TREASURY OBLIGATIONS — 9.3%
U.S. Treasury Bonds
2.875%	11/15/46	625	627,222
3.000%	05/15/47	480	493,913
3.125%	02/15/43	1,600	1,688,313
3.625%	08/15/43	9,650	11,074,129
3.750%	08/15/41	6,660	7,787,517
4.375%	05/15/40	3,940	5,022,730
4.500%	08/15/39	5,000	6,464,648
5.250%	11/15/28	22,500	28,871,191
5.500%	08/15/28	7,000	9,121,328
6.500%	11/15/26	6,000	8,093,906
7.250%	08/15/22	10,000	12,476,953
U.S. Treasury Notes
0.750%	01/31/18(k)	17,755	17,730,487
1.000%	11/30/18	10,000	9,954,688
1.500%	08/31/18	10,000	10,012,109
1.500%	02/28/19	10,000	10,009,375
1.500%	06/15/20	290	289,366
2.000%	05/31/21	15,000	15,133,594
2.125%	05/15/25	4,050	4,023,738
2.250%	11/15/25	600	599,977
2.750%	11/15/23	10,000	10,393,750
3.125%	05/15/21(k)	90	94,384
U.S. Treasury Strips Coupon
1.503%(s)	08/15/20	6,935	6,620,381
1.928%(s)	08/15/24	1,000	858,395
1.930%(s)	08/15/23	815	719,283

Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. TREASURY OBLIGATIONS (Continued)
2.036%(s)	05/15/20	2,649	$2,544,122
2.040%(s)	05/15/21	1,200	1,126,405
2.094%(s)	02/15/33	14,600	9,670,463
2.255%(s)	05/15/28	8,085	6,227,056
2.310%(s)	08/15/32	600	403,568
2.347%(s)	02/15/23	1,595	1,427,338
2.428%(s)	02/15/22	2,825	2,599,547
2.458%(s)	05/15/34	5,100	3,245,945
2.486%(s)	05/15/32	5,000	3,393,325
2.486%(s)	02/15/34	2,500	1,604,013
2.494%(s)	11/15/28	500	379,011
2.495%(s)	11/15/33	6,600	4,270,517
2.530%(s)	11/15/32	11,200	7,476,150
2.595%(s)	11/15/26	600	482,373
2.699%(s)	02/15/27	7,000	5,584,812
2.809%(s)	05/15/33	2,500	1,641,902
2.899%(s)	08/15/31	3,000	2,085,335
3.382%(s)	05/15/31	3,335	2,335,325
4.165%(s)	02/15/30	4,000	2,919,258
4.357%(s)	11/15/29	3,000	2,205,709
4.721%(s)	11/15/27	1,350	1,055,285

TOTAL U.S. TREASURY OBLIGATIONS (cost $239,497,230)			240,838,836

TOTAL LONG-TERM INVESTMENTS (cost $2,067,134,656)			2,252,145,182

		Shares
SHORT-TERM INVESTMENTS — 17.5%
AFFILIATED MUTUAL FUNDS — 16.5%
Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund(w)		310,822,930	310,822,930
Prudential Investment Portfolios 2 - Prudential Institutional Money Market Fund (cost $117,479,986; includes $117,368,564 of cash collateral for securities on loan)(b)(w) 117,468,240			117,479,986

TOTAL AFFILIATED MUTUAL FUNDS (cost $428,302,916)			428,302,916

Interest Rate	Maturity Date	Principal Amount (000)#
U.S. TREASURY OBLIGATIONS(n) — 1.0%
U.S. Treasury Bills
0.930%	11/09/17	5,000	4,994,935
0.996%	01/04/18	6,000	5,983,819
1.005%	01/11/18	5,000	4,985,797
1.023%	10/05/17	5,000	4,999,697
1.048%	02/22/18(k)	240	238,956
1.085%	12/07/17(k)	594	592,927
1.090%	01/18/18	6,000	5,981,820

TOTAL U.S. TREASURY OBLIGATIONS (cost $27,778,041)			27,777,951

A916

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

			Value
OPTION PURCHASED* — 0.0% (cost $10,964)			$575

TOTAL SHORT-TERM INVESTMENTS (cost $456,091,921)			456,081,442

TOTAL INVESTMENTS, BEFORE SECURITY SOLD SHORT AND OPTIONS WRITTEN — 104.2% (cost $2,523,226,577)			2,708,226,624

Interest Rate	Maturity Date	Principal Amount (000)#
SECURITY SOLD SHORT — (0.0)%
U.S. GOVERNMENT AGENCY OBLIGATION - SHORT
Federal National Mortgage Assoc.
3.500%	TBA	50	(51,545)

(proceeds received $51,820)
OPTIONS WRITTEN* — (0.0)%
(premiums received $14,946)			(1,294)

TOTAL INVESTMENTS, NET OF SECURITY SOLD SHORT AND OPTIONS WRITTEN — 104.2% (cost $2,523,159,811)			2,708,173,785

Liabilities in excess of other assets(z) — (4.2)%			(109,610,378)

NET ASSETS — 100.0%			$2,598,563,407

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
^	Indicates a Level 3 security. The aggregate value of Level 3 securities is $523,576 and 0.0% of net assets.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $114,979,764; cash collateral of $117,368,564 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at September 30, 2017.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of September 30, 2017. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(dd)	On June 14, 2017, GenOn Energy, Inc. and Its subsidiaries filed for bankruptcy under Chapter 11. In connection with the Chapter 11 plan of reorganization (the “GenOn Reorganization Plan”) GenOn Energy, Inc and Its subsidiaries will issue a 144A high yield bond offering for the exit financing of the bankruptcy. As part of the GenOn Reorganization Plan and restructuring of the existing bond, J.P. Morgan Investment Management, Inc. has agreed to participate in a backstop commitment of $608,000 for the new bond offering. Under the commitment agreement, the Fund will be obligated to purchase all of the unsubscribed shares of the bond offering. The Fund has received a backstop fee of $30,400 in conjunction with this commitment. The offering is expected to close by December 31, 2017.
(i)	Post-maturity date.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(n)	Rate shown reflects yield to maturity at purchase date.
(r)	Less than $500 par.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(ss)	Represents zero coupon bond.
(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund and Prudential Institutional Money Market Fund.
(z)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end, with the exception of options which are included in net assets at market value:

Exchange Traded Options - Purchased

Description	Call/ Put	Expiration Date	Strike Price	Contracts	Notional Amount (000)#	Value
90 Day Euro Futures	Put	12/18/17	$98.38	92	230	$575

Exchange Traded Options - Written

Description	Call/ Put	Expiration Date	Strike Price	Contracts	Notional Amount (000)#	Value
90 Day Euro Futures	Call	12/18/17	$98.75	115	288	$(719)
90 Day Euro Futures	Put	12/18/17	$98.25	92	230	(575)

						$(1,294)

A917

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Futures contracts outstanding at September 30, 2017:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Current Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Long Positions:
43	90 Day Euro Dollar	Jun. 2018	$10,566,713	$10,567,250	$537
26	2 Year U.S. Treasury Notes	Dec. 2017	5,622,609	5,608,281	(14,328)
275	5 Year U.S. Treasury Notes	Dec. 2017	32,495,117	32,312,500	(182,617)
623	10 Year Australian Treasury Bonds	Dec. 2017	482,410,287	481,016,352	(1,393,935)
354	10 Year U.S. Treasury Notes	Dec. 2017	44,828,633	44,360,626	(468,007)
13	20 Year U.S. Treasury Bonds	Dec. 2017	2,014,086	1,986,563	(27,523)
1	30 Year U.S. Ultra Treasury Bonds	Dec. 2017	165,125	165,125	—
174	ASX SPI 200 Index	Dec. 2017	19,483,316	19,340,006	(143,310)
189	Euro Currency	Dec. 2017	28,469,963	28,029,881	(440,082)
1,014	Euro STOXX 50 Index	Dec. 2017	41,833,460	42,856,211	1,022,751
12	FTSE 100 Index.	Dec. 2017	1,181,965	1,178,581	(3,384)
45	Hang Seng China Enterprises Index	Oct. 2017	3,138,742	3,141,290	2,548
1,215	Mini MSCI Emerging Markets Index	Dec. 2017	67,119,410	66,174,975	(944,435)
497	Russell 2000 Mini Index	Dec. 2017	34,858,338	37,098,565	2,240,227
189	S&P 500 E-Mini Index	Dec. 2017	23,255,978	23,777,145	521,167
76	SGX MSCI Singapore index	Oct. 2017	2,006,636	2,015,629	8,993
275	TOPIX Index	Dec. 2017	38,610,105	40,935,347	2,325,242

					2,503,844

Short Positions:
6	90 Day Euro Dollar	Sep. 2018	1,475,925	1,473,300	2,625
43	90 Day Euro Dollar	Dec. 2018	10,549,513	10,549,513	—
8	90 Day Euro Dollar	Dec. 2019	1,949,600	1,958,900	(9,300)
3	2 Year U.S. Treasury Notes	Dec. 2017	649,109	647,109	2,000
55	5 Year Euro-Bobl	Dec. 2017	8,558,681	8,527,243	31,438
19	5 Year U.S. Treasury Notes	Dec. 2017	2,252,578	2,232,500	20,078
431	10 Year Euro-Bund	Dec. 2017	82,648,505	82,017,859	630,646
257	10 Year U.K. Gilt	Dec. 2017	43,636,325	42,661,717	974,608
71	10 Year U.S. Treasury Notes	Dec. 2017	9,019,188	8,897,188	122,000
55	10 Year U.S. Ultra Treasury Notes	Dec. 2017	7,459,883	7,388,047	71,836
2	30 Year Euro Buxl	Dec. 2017	383,501	385,912	(2,411)
31	Euro STOXX 50 Index	Dec. 2017	1,287,413	1,310,200	(22,787)
207	FTSE 100 Index	Dec. 2017	20,476,617	20,330,531	146,086
63	Mini MSCI EAFE Index	Dec. 2017	6,221,285	6,231,960	(10,675)
3,623	MSCI Europe Net Total Return Index	Dec. 2017	90,361,648	91,913,125	(1,551,477)
69	S&P/TSX 60 Index	Dec. 2017	9,666,720	10,160,737	(494,017)

					(89,350)

					$2,414,494

Cash and foreign currency of $5,496,032 and securities with a combined market value of $17,558,231 have been segregated with Goldman Sachs

& Co. to cover requirements for open futures contracts at September 30, 2017.

Forward foreign currency exchange contracts outstanding at September 30, 2017:

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts:
Australian Dollar,
Expiring 11/10/17	Australia and New Zealand Banking Group	AUD	5,602	$ 4,452,053	$ 4,392,082	$ (59,971)
British Pound,
Expiring 10/10/17	Barclays Capital Group	GBP	19,336	25,650,357	25,919,808	269,451
Expiring 10/18/17	Citigroup Global Markets	GBP	257	347,075	344,754	(2,321)

A918

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Forward foreign currency exchange contracts outstanding at September 30, 2017 (continued):

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts (cont’d.):
British Pound (cont’d.),
Expiring 11/10/17	Australia and New Zealand Banking Group	GBP	1,106	$1,468,988	$1,484,140	$15,152
Expiring 11/10/17	State Street Bank	GBP	375	497,414	503,251	5,837
Expiring 11/10/17	State Street Bank	GBP	323	424,156	433,822	9,666
Expiring 11/10/17	State Street Bank	GBP	246	317,816	329,817	12,001
Expiring 12/18/17	Australia and New Zealand Banking Group	GBP	524	708,589	704,285	(4,304)
Expiring 12/18/17	National Australia Bank Ltd.	GBP	410	553,693	550,100	(3,593)
Canadian Dollar,
Expiring 12/18/17	Barclays Capital Group	CAD	222	179,460	178,135	(1,325)
Expiring 03/21/18	Deutsche Bank AG	CAD	195	158,981	156,409	(2,572)
Chinese Renminbi,
Expiring 12/18/17	Goldman Sachs & Co.	CNH	11,526	1,735,306	1,725,632	(9,674)
Expiring 12/18/17	Goldman Sachs & Co.	CNH	4,390	659,046	657,326	(1,720)
Danish Krone,
Expiring 10/10/17	Hong Kong & Shanghai Bank	DKK	2,799	448,179	444,846	(3,333)
Expiring 10/10/17	Hong Kong & Shanghai Bank	DKK	1,522	244,514	241,821	(2,693)
Expiring 10/10/17	Hong Kong & Shanghai Bank	DKK	1,517	244,878	241,159	(3,719)
Expiring 10/10/17	Toronto Dominion	DKK	2,382	382,746	378,505	(4,241)
Expiring 10/10/17	Toronto Dominion	DKK	1,973	318,190	313,575	(4,615)
Expiring 10/10/17	Toronto Dominion	DKK	1,321	213,497	209,981	(3,516)
Expiring 11/10/17	UBS AG	DKK	3,443	551,717	548,220	(3,497)
Euro,
Expiring 10/10/17	Australia and New Zealand Banking Group	EUR	268	321,744	317,148	(4,596)
Expiring 10/10/17	Goldman Sachs & Co.	EUR	1,284	1,530,492	1,518,418	(12,074)
Expiring 10/18/17	Citigroup Global Markets	EUR	609	725,945	720,001	(5,944)
Expiring 11/10/17	Australia and New Zealand Banking Group	EUR	1,124	1,335,334	1,331,566	(3,768)
Expiring 11/10/17	Australia and New Zealand Banking Group	EUR	525	618,892	621,815	2,923
Expiring 11/10/17	Australia and New Zealand Banking Group	EUR	319	375,563	378,125	2,562
Expiring 11/10/17	State Street Bank	EUR	8,809	10,496,303	10,435,569	(60,734)
Expiring 11/10/17	State Street Bank	EUR	337	397,786	399,702	1,916
Expiring 12/18/17	Australia and New Zealand Banking Group	EUR	282	339,366	334,490	(4,876)
Expiring 12/18/17	Goldman Sachs & Co.	EUR	416	494,032	494,257	225
Hong Kong Dollar,
Expiring 11/10/17	Hong Kong & Shanghai Bank	HKD	4,279	548,636	548,348	(288)
Expiring 12/18/17	Deutsche Bank AG	HKD	6,440	826,391	826,053	(338)
Expiring 12/18/17	Hong Kong & Shanghai Bank	HKD	5,095	653,551	653,560	9
Expiring 12/18/17	Hong Kong & Shanghai Bank	HKD	5,020	643,798	643,905	107
Expiring 12/18/17	Hong Kong & Shanghai Bank	HKD	2,629	337,186	337,187	1
Expiring 12/18/17	Hong Kong & Shanghai Bank	HKD	2,499	320,781	320,567	(214)
Indian Rupee,
Expiring 01/29/18	BNP Paribas	INR	10,270	156,305	155,010	(1,295)
Japanese Yen,
Expiring 11/10/17	Australia and New Zealand Banking Group	JPY	70,574	640,246	628,450	(11,796)
Expiring 11/10/17	Australia and New Zealand Banking Group	JPY	49,158	450,839	437,738	(13,101)
Expiring 11/10/17	Citigroup Global Markets	JPY	27,880	257,890	248,263	(9,627)
Expiring 11/10/17	Societe Generale	JPY	135,216	1,227,223	1,204,070	(23,153)
Expiring 12/18/17	State Street Bank	JPY	130,565	1,157,361	1,165,091	7,730
Expiring 12/18/17	State Street Bank	JPY	46,746	432,726	417,132	(15,594)
Expiring 02/05/18	Deutsche Bank AG	JPY	17,509	159,952	156,674	(3,278)

A919

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Forward foreign currency exchange contracts outstanding at September 30, 2017 (continued):

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts (cont’d.):
Norwegian Krone,
Expiring 10/10/17	Hong Kong & Shanghai Bank	NOK	8,107	$ 1,032,422	$ 1,018,199	$ (14,223)
Expiring 11/10/17	Royal Bank of Scotland Group PLC	NOK	8,754	1,126,066	1,100,119	(25,947)
Expiring 12/18/17	Toronto Dominion	NOK	1,876	239,379	236,014	(3,365)
Russian Ruble,
Expiring 12/18/17	Goldman Sachs & Co.	RUB	48,774	833,491	835,223	1,732
Singapore Dollar,
Expiring 11/10/17	Standard Chartered PLC	SGD	1,060	780,252	781,514	1,262
Swedish Krona,
Expiring 10/10/17	Barclays Capital Group	SEK	2,447	300,930	300,640	(290)
Expiring 10/10/17	Hong Kong & Shanghai Bank	SEK	6,689	839,092	821,727	(17,365)
Expiring 10/10/17	Hong Kong & Shanghai Bank	SEK	1,853	231,398	227,633	(3,765)
Expiring 11/10/17	Deutsche Bank AG	SEK	17,386	2,154,810	2,139,735	(15,075)
Swiss Franc,
Expiring 10/10/17	Australia and New Zealand Banking Group	CHF	1,113	1,170,956	1,150,022	(20,934)
Expiring 10/10/17	Australia and New Zealand Banking Group	CHF	894	925,589	923,930	(1,659)
Expiring 10/10/17	Australia and New Zealand Banking Group	CHF	728	759,666	752,431	(7,235)
	Australia and New Zealand
Expiring 11/10/17	Banking Group	CHF	4,276	4,441,439	4,428,166	(13,273)

				$78,840,487	$78,766,160	(74,327)

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts:
Australian Dollar,
Expiring 11/10/17	Australia and New Zealand Banking Group	AUD	364	$ 288,516	$ 285,572	$ 2,944
Expiring 11/10/17	Societe Generale	AUD	5,238	4,147,975	4,106,511	41,464
Expiring 12/18/17	Goldman Sachs & Co.	AUD	1,444	1,158,615	1,131,596	27,019
Expiring 12/18/17	State Street Bank	AUD	3,372	2,705,169	2,642,872	62,297
Brazilian Real,
Expiring 12/18/17	Goldman Sachs & Co.	BRL	3,454	1,095,335	1,078,585	16,750
British Pound,
Expiring 10/18/17	Toronto Dominion	GBP	3,219	4,369,034	4,316,081	52,953
Expiring 11/10/17	Goldman Sachs & Co.	GBP	1,973	2,548,224	2,647,340	(99,116)
Expiring 11/10/17	State Street Bank	GBP	534	707,595	716,159	(8,564)
Expiring 12/18/17	Australia and New Zealand Banking Group	GBP	11,695	15,547,257	15,711,055	(163,798)
Canadian Dollar,
Expiring 12/18/17	Barclays Capital Group	CAD	1,863	1,530,034	1,493,558	36,476
Expiring 12/18/17	Citigroup Global Markets	CAD	933	765,017	748,338	16,679
Expiring 12/18/17	Hong Kong & Shanghai Bank	CAD	21,576	17,792,892	17,300,642	492,250
Chinese Renminbi,
Expiring 12/18/17	Australia and New Zealand Banking Group	CNH	31,610	4,804,123	4,732,591	71,532
Expiring 12/18/17	BNP Paribas	CNH	15,220	2,313,487	2,278,769	34,718
Danish Krone,
Expiring 10/10/17	Goldman Sachs & Co.	DKK	27,400	4,403,949	4,354,559	49,390
Expiring 11/10/17	State Street Bank	DKK	5,362	857,809	853,743	4,066
Euro,
Expiring 10/10/17	Australia and New Zealand Banking Group	EUR	2,316	2,738,661	2,738,995	(334)

A920

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Forward foreign currency exchange contracts outstanding at September 30, 2017 (continued):

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts (cont’d.):
Euro (cont’d.),
Expiring 10/10/17	Australia and New Zealand Banking Group	EUR	1,719	$ 2,062,542	$ 2,032,571	$ 29,971
Expiring 10/10/17	Barclays Capital Group	EUR	621	742,496	734,576	7,920
Expiring 10/10/17	Goldman Sachs & Co.	EUR	88,271	105,545,648	104,390,297	1,155,351
Expiring 10/18/17	Australia and New Zealand Banking Group	EUR	920	1,081,827	1,087,894	(6,067)
Expiring 10/18/17	Royal Bank of Scotland Group PLC	EUR	16,048	19,174,099	18,987,418	186,681
Expiring 11/10/17	Australia and New Zealand Banking Group	EUR	9,798	11,653,862	11,606,479	47,383
Expiring 11/10/17	Australia and New Zealand Banking Group	EUR	1,054	1,250,031	1,249,037	994
Expiring 11/10/17	Goldman Sachs & Co.	EUR	399	475,358	472,221	3,137
Expiring 12/18/17	Australia and New Zealand Banking Group	EUR	6,327	7,589,230	7,512,013	77,217
Expiring 12/18/17	Australia and New Zealand Banking Group	EUR	295	354,142	350,733	3,409
Hong Kong Dollar,
Expiring 10/18/17	Citigroup Global Markets	HKD	4,700	601,814	602,019	(205)
Expiring 11/10/17	Hong Kong & Shanghai Bank	HKD	2,639	337,853	338,221	(368)
Expiring 12/18/17	Hong Kong & Shanghai Bank	HKD	55,047	7,064,181	7,061,331	2,850
Expiring 12/18/17	Hong Kong & Shanghai Bank	HKD	3,760	482,641	482,298	343
Expiring 12/18/17	Hong Kong & Shanghai Bank	HKD	2,392	307,232	306,872	360
Expiring 12/18/17	Societe Generale	HKD	4,406	565,469	565,173	296
Japanese Yen,
Expiring 10/18/17	National Australia Bank Ltd.	JPY	50,076	446,403	445,446	957
Expiring 10/18/17	Toronto Dominion	JPY	793,756	7,142,318	7,060,811	81,507
Expiring 11/10/17	Australia and New Zealand Banking Group	JPY	30,542	277,176	271,971	5,205
Expiring 11/10/17	Citigroup Global Markets	JPY	117,686	1,071,497	1,047,972	23,525
Expiring 11/10/17	Goldman Sachs & Co.	JPY	102,916	938,200	916,444	21,756
Expiring 12/18/17	Australia and New Zealand Banking Group	JPY	1,227,350	11,363,412	10,952,220	411,192
Expiring 12/18/17	Australia and New Zealand Banking Group	JPY	80,229	723,773	715,920	7,853
Expiring 12/18/17	Australia and New Zealand Banking Group	JPY	23,469	211,610	209,426	2,184
New Taiwanese Dollar,
Expiring 12/18/17	BNP Paribas	TWD	73,781	2,472,970	2,443,054	29,916
Norwegian Krone,
Expiring 11/10/17	Standard Chartered PLC	NOK	8,754	1,108,232	1,100,119	8,113
Expiring 12/18/17	Hong Kong & Shanghai Bank	NOK	15,272	1,947,641	1,921,178	26,463
Russian Ruble,
Expiring 12/18/17	Citigroup Global Markets	RUB	89,567	1,527,095	1,533,780	(6,685)
Expiring 12/18/17	Goldman Sachs & Co.	RUB	44,631	763,547	764,277	(730)
Singapore Dollar,
Expiring 10/19/17	Australia and New Zealand Banking Group	SGD	2,487	1,848,909	1,833,905	15,004
Expiring 11/10/17	State Street Bank	SGD	742	546,808	547,054	(246)
Expiring 11/10/17	Toronto Dominion	SGD	318	234,550	234,460	90
Expiring 12/18/17	Hong Kong & Shanghai Bank	SGD	1,969	1,463,053	1,453,146	9,907
South Korean Won,
Expiring 12/18/17	BNP Paribas	KRW	6,525,253	5,783,107	5,703,394	79,713
Expiring 12/18/17	Citigroup Global Markets	KRW	1,634,652	1,443,529	1,428,767	14,762
Expiring 12/18/17	Deutsche Bank AG	KRW	2,614,091	2,305,399	2,284,846	20,553
Expiring 01/29/18	BNP Paribas	KRW	177,846	159,761	155,568	4,193
Swedish Krona,
Expiring 10/18/17	Toronto Dominion	SEK	6,701	842,503	823,564	18,939

A921

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Forward foreign currency exchange contracts outstanding at September 30, 2017 (continued):

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts (cont’d.):
Swedish Krona (cont’d.),
Expiring 11/10/17	Societe Generale	SEK	14,907	$1,876,792	$1,834,571	$42,221
Swiss Franc,
	Australia and New Zealand
Expiring 10/10/17	Banking Group	CHF	881	919,279	910,788	8,491
Expiring 10/10/17	Hong Kong & Shanghai Bank	CHF	4,992	5,213,466	5,158,822	54,644
Expiring 10/18/17	Toronto Dominion	CHF	338	353,166	349,962	3,204
	Australia and New Zealand
Expiring 11/10/17	Banking Group	CHF	4,030	4,205,890	4,173,796	32,094
Expiring 02/05/18	Royal Bank of Canada	CHF	154	161,538	160,498	1,040
Expiring 03/21/18	Standard Chartered PLC	CHF	153	160,860	159,954	906

				$284,574,601	$281,511,832	3,062,769

						$2,988,442

Cross currency exchange contracts outstanding at September 30, 2017:

Settlement	Type		Notional Amount (000)		In Exchange for (000)	Unrealized Appreciation (Depreciation)	Counterparty
OTC cross currency exchange contracts:
11/10/17	Buy	DKK	1,919	SEK	2,480	$359	Royal Bank of Scotland Group PLC
11/10/17	Buy	EUR	178	HKD	1,640	1,045	Royal Bank Of Scotland Group PLC
10/10/17	Buy	EUR	745	CHF	856	(4,459)	Goldman Sachs & Co.
10/10/17	Buy	EUR	1,157	GBP	1,045	(31,729)	Royal Bank of Scotland Group PLC
11/10/17	Buy	EUR	218	CHF	246	3,728	Australia and New Zealand Banking Group
11/10/17	Buy	GBP	223	JPY	31,684	17,299	Australia and New Zealand Banking Group
11/10/17	Buy	GBP	233	EUR	260	4,721	Royal Bank of Scotland Group PLC

						$(9,036)

Credit default swap agreements outstanding at September 30, 2017:

Reference Entity/Obligation	Termination Date	Fixed Rate		Notional Amount (000)#(3)	Implied Credit Spread at September 30, 2017(5)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC credit default swaps on corporate and/or sovereign issues – Buy Protection(1):
Ally Financial Corp.	12/20/17	5.000	%(Q)	64	0.182%	$(807)	$ (7,318)	$6,511	Barclays Capital Group
Ally Financial Corp.	12/20/17	5.000	%(S)	43	0.182%	(542)	(5,208)	4,666	Barclays Capital Group
Ally Financial Corp.	12/20/17	5.000	%(Q)	40	0.182%	(504)	(4,243)	3,739	Barclays Capital Group
Beazer Homes USA, Inc.	12/20/17	5.000	%(Q)	100	0.208%	(1,255)	(3,584)	2,329	Citigroup Global Markets
Beazer Homes USA, Inc.	12/20/17	5.000	%(Q)	50	0.208%	(627)	(1,903)	1,276	Goldman Sachs &Co.
Canadian National Resources	12/20/22	1.000	%(Q)	160	0.966%	(318)	1,173	(1,491)	Barclays Capital Group

A922

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Credit default swap agreements outstanding at September 30, 2017 (continued):

Reference Entity/Obligation	Termination Date	Fixed Rate		Notional Amount (000)#(3)	Implied Credit Spread at September 30, 2017(5)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC credit default swaps on corporate and/or sovereign issues – Buy Protection(1) (cont’d.):
Chesapeake Energy Corp.	12/20/22	5.000	%(Q)	50	7.243%	$4,663	$6,372	$(1,709)	Citigroup Global Markets
CIT Group, Inc.	06/20/18	5.000	%(Q)	48	0.107%	(1,788)	(2,978)	1,190	Barclays Capital Group
Devon Energy Corp.	12/20/22	1.000	%(Q)	210	1.069%	643	2,747	(2,104)	Barclays Capital Group
Nabors Industries, Inc.	12/20/22	1.000	%(Q)	130	3.522%	15,033	18,322	(3,289)	Morgan Stanley
People’s Republic of China	12/20/22	1.000	%(Q)	2,130	0.626%	(40,134)	(37,489)	(2,645)	Goldman Sachs & Co.
Republic of Turkey	12/20/22	1.000	%(Q)	1,590	1.849%	64,526	63,907	619	BNP Paribas
Sprint Communications, Inc.	06/20/19	5.000	%(Q)	126	0.438%	(10,045)	3,787	(13,832)	Goldman Sachs & Co.
Sprint Communications, Inc.	06/20/19	5.000	%(Q)	72	0.438%	(5,730)	8,300	(14,030)	Citigroup Global Markets
Sprint Communications, Inc.	06/20/19	5.000	%(Q)	65	0.438%	(5,173)	7,024	(12,197)	Citigroup Global Markets
Sprint Communications, Inc.	06/20/19	5.000	%(Q)	50	0.438%	(3,979)	5,139	(9,118)	Citigroup Global Markets
Standard Chartered Bank	12/20/22	1.000	%(S)	EUR 210	0.092%	(1,234)	(2,924)	1,690	BNP Paribas
United Mexican States	12/20/22	1.000	%(Q)	1,870	1.102%	8,767	11,308	(2,541)	Goldman Sachs & Co.

						$21,496	$62,432	$(40,936)

Reference Entity/Obligation	Termination Date	Fixed Rate		Notional Amount (000)#(3)	Value at Trade Date	Value at September 30, 2017(4)	Unrealized Appreciation (Depreciation)
Centrally cleared credit default swaps on credit indices – Buy Protection(1):
CDX.NA.HY.29.V1	12/20/22	5.000	%(Q)	790	$(58,638)	$(62,349)	$(3,711)
CDX.NA.IG.29.V1	12/20/22	1.000	%(Q)	5,290	(111,612)	(117,374)	(5,762)
iTraxx Europe S28.V1	12/20/22	1.000	%(Q)	EUR 2,630	(66,340)	(70,601)	(4,261)

					$(236,590)	$(250,324)	$(13,734)

Reference Entity/Obligation	Termination Date	Fixed Rate		Notional Amount (000)#(3)	Fair Value(4)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC credit default swaps on credit indices – Buy Protection(1):
ABX.6.V2	05/25/46	0.110	%(Q)	190	$14,883	$—	$14,883	Barclays Capital Group
ABX.6.V2	05/25/46	0.110	%(Q)	170	13,317	—	13,317	Credit Suisse First Boston Corp.
ABX.6.V2	05/25/46	0.110	%(Q)	150	11,750	—	11,750	Bank of America
ABX.6.V2	05/25/46	0.110	%(Q)	90	7,050	—	7,050	Credit Suisse First Boston Corp.
ABX.6.V2	05/25/46	0.110	%(Q)	70	5,483	—	5,483	Bank of America
CDX.EM.28.V1	12/20/22	1.000	%(Q)	3,140	125,842	129,717	(3,875)	Goldman Sachs & Co.
CDX.IOS.10.V1	01/21/41	5.000	%(S)	580	(1,178)	—	(1,178)	Citigroup Global Markets

A923

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Credit default swap agreements outstanding at September 30, 2017 (continued):

Reference Entity/Obligation	Termination Date	Fixed Rate		Notional Amount (000)#(3)	Fair Value(4)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC credit default swaps on credit indices – Buy Protection(1) (cont’d.):
CDX.IOS.10.V1	01/21/41	5.000	%(S)	580	$(1,178)	$—	$(1,178)	Citigroup Global Markets
CDX.IOS.11.V1	01/12/42	4.000	%(M)	490	1,991	—	1,991	Bank of America
CDX.IOS.11.V1	01/12/42	4.000	%(M)	450	(1,828)	—	(1,828)	Bank of America
CDX.IOS.11.V1	01/12/42	4.000	%(S)	440	(1,788)	—	(1,788)	Citigroup Global Markets
CDX.IOS.11.V1	12/12/42	4.000	%(M)	440	(1,788)	—	(1,788)	Citigroup Global Markets
CMBX.NA.AA.3.V1	12/13/49	0.270	%(M)	250	154,117	—	154,117	Barclays Capital Group
CMBX.NA.AA.3.V1	12/13/49	0.270	%(M)	120	73,976	—	73,976	Morgan Stanley
CMBX.NA.AA.6.V1	05/11/63	2.000	%(M)	90	5,305	—	5,305	Barclays Capital Group
CMBX.NA.AA.6.V1	05/11/63	2.000	%(Q)	90	5,305	—	5,305	Citigroup Global Markets
CMBX.NA.AA.6.V1	05/11/63	2.000	%(Q)	90	5,305	—	5,305	Goldman Sachs & Co.
CMBX.NA.AA.6.V1	05/11/63	2.000	%(M)	90	5,305	—	5,305	Goldman Sachs & Co.
CMBX.NA.AA.6.V1	05/11/63	2.000	%(Q)	90	5,305	—	5,305	Morgan Stanley
CMBX.NA.BBB.4.V1	02/17/51	5.000	%(M)	350	308,000	—	308,000	Citigroup Global Markets

					$735,174	$129,717	$605,457

Reference Entity/Obligation	Termination Date	Fixed Rate		Notional Amount (000)#(3)	Fair Value(4)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC credit default swaps on credit indices – Sell Protection(2):
CMBX.NA.AA.3.V1	12/13/49	0.620	%(M)	250	$ (189,933)	$ —	$ (189,933)	Barclays Capital Group
CMBX.NA.AA.3.V1	12/13/49	0.620	%(M)	120	(91,168)	—	(91,168)	Morgan Stanley

					$ (281,101)	$ —	$ (281,101)

The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)	The fair value of credit default swap agreements on credit indices and asset-backed securities serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of

A924

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, when compared to the notional amount of the swap, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Interest rate swap agreement outstanding at September 30, 2017:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at September 30, 2017	Unrealized Appreciation (Depreciation)

Centrally cleared swap agreement:
546	12/06/18	1.541%(S)	3 Month LIBOR(1)(Q)	$ —	$ (172)	$ (172)

Cash of $165,000 has been segregated with Citigroup Global Markets to cover requirements for open centrally cleared swap contracts at September 30, 2017.

(1) The Portfolio pays the fixed rate and receives the floating rate.

(2) The Portfolio pays the floating rate and receives the fixed rate.

Total return swap agreements outstanding at September 30, 2017:

Counterparty(2)	Termination Date	Long(Short) Notional Amount (000)#		Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(1)

OTC swap agreements:
Bank of America	10/09/17	GBP	67	Pay or receive monthly amounts based on market value fluctuation of Anglo American PLC	$(76,985)	$—	$(76,985)
Bank of America	10/09/17	GBP	41	Pay or receive monthly amounts based on market value fluctuation of Ashtead Group PLC	63,255	—	63,255
Bank of America	10/09/17	GBP	170	Pay or receive monthly amounts based on market value fluctuation of Aviva PLC	23,005	—	23,005
Bank of America	10/09/17	GBP	120	Pay or receive monthly amounts based on market value fluctuation of Barratt Developments PLC	10,072	—	10,072
Bank of America	10/09/17	GBP	33	Pay or receive monthly amounts based on market value fluctuation of Fevertree Drinks PLC	(105,431)	—	(105,431)
Bank of America	10/09/17	GBP	521	Pay or receive monthly amounts based on market value fluctuation of Glencore PLC	(181,419)	—	(181,419)
Bank of America	10/09/17	GBP	23	Pay or receive monthly amounts based on market value fluctuation of Intercontinental Hotels Group PLC	50,932	—	50,932
Bank of America	10/09/17	GBP	2,228	Pay or receive monthly amounts based on market value fluctuation of Lloyds Banking Group PLC	141,438	—	141,438
Bank of America	10/09/17	GBP	14	Pay or receive monthly amounts based on market value fluctuation of Next PLC	39,170	—	39,170
Bank of America	10/09/17	GBP	41	Pay or receive monthly amounts based on market value fluctuation of Persimmon PLC	(3,484)	—	(3,484)
Bank of America	10/09/17	GBP	42	Pay or receive monthly amounts based on market value fluctuation of Rio Tinto PLC	(137,276)	—	(137,276)

A925

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Total return swap agreements outstanding at September 30, 2017 (continued):

Counterparty(2)	Termination Date	Long(Short) Notional Amount (000)#		Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(1)

OTC swap agreements (cont’d.):
Bank of America	10/09/17	GBP	374	Pay or receive monthly amounts based on market value fluctuation of Taylor Wimpey PLC	$(12,052)	$—	$(12,052)
Bank of America	10/09/17	GBP	29	Pay or receive monthly amounts based on market value fluctuation of Weir Group PLC	58,043	—	58,043

					$(130,732)	$—	$(130,732)

(1) Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).

(2) The Portfolio receives or pays monthly 1 Month USD LIBOR in the positions shown in the table above.

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	unadjusted quoted prices generally in active markets for identical securities.

Level 2	–	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3	–	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2017 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	646,770,657	397,228,329	11
Preferred Stocks	36,124,909	2,748,146	16,296
Rights	—	—	15,647
Warrants	—	1,030	—
Asset-Backed Securities
Automobiles	—	11,245,768	—
Consumer Loans	—	1,375,820	—
Credit Cards	—	1,283,932	—
Home Equity Loans	—	2,690,310	—
Manufactured Housing	—	652,550	—
Other	—	4,699,087	201,838
Residential Mortgage-Backed Securities	—	4,613,197	—
Bank Loans	—	14,429,567	283,963
Commercial Mortgage-Backed Securities	—	35,822,855	—
Convertible Bonds	—	105,951,405	—
Corporate Bonds	—	458,029,235	5,821
Foreign Government Bonds	—	34,186,482	—
Municipal Bonds	—	1,557,593	—
Residential Mortgage-Backed Securities	—	107,785,645	—
U.S. Government Agency Obligations	—	143,586,253	—
U.S. Treasury Obligations	—	268,616,787	—
Affiliated Mutual Funds	428,302,916	—	—
Options Purchased	575	—	—
Options Written	(1,294)	—	—
U.S. Government Agency Obligation – Short	—	(51,545)	—
Other Financial Instruments*
Futures Contracts	2,414,494	—	—
OTC Forward Foreign Currency Contracts	—	2,988,442	—
OTC Cross Currency Exchange Contracts	—	(9,036)	—
OTC Credit Default Swap Agreements	—	475,569	—
Centrally Cleared Credit Default Swap Agreements	—	(13,734)	—
Centrally Cleared Interest Rate Swap Agreement	—	(172)	—
OTC Total Return Swap Agreements	—	(130,732)	—

Total	$1,113,612,257	$1,599,762,783	$523,576

A926

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

A927

AST JENNISON GLOBAL INFRASTRUCTURE PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

	Shares	Value

LONG-TERM INVESTMENTS — 98.1%

COMMON STOCKS
Australia — 5.3%
Spark Infrastructure Group	58,605	$115,994
Sydney Airport	28,225	157,623
Transurban Group	39,771	371,393

		645,010

Brazil — 1.8%
Alupar Investimento SA, UTS	4,821	28,480
Alupar Investimento SA, UTS, 144A	11,493	67,895
CCR SA	22,833	128,326

		224,701

Canada — 8.3%
Enbridge, Inc., XTSE	2,956	123,476
Pembina Pipeline Corp. (a)	9,037	317,199
TransCanada Corp., XTSE	7,535	372,417
Westshore Terminals Investment Corp.	10,190	195,919

		1,009,011

China — 2.1%
Beijing Enterprises Holdings Ltd.	22,000	118,499
Huaneng Renewables Corp. Ltd. (Class H Stock)	397,971	131,916

		250,415

France — 7.9%
Aeroports de Paris	1,076	173,940
Eiffage SA	4,593	475,665
Vinci SA	3,225	306,416

		956,021

Germany — 1.1%
Fraport AG Frankfurt Airport Services Worldwide	1,457	138,482

India — 2.9%
NTPC Ltd.	81,791	209,819
Power Grid Corp. of India Ltd.	45,467	146,988

		356,807

Italy — 8.9%
Atlantia SpA	16,080	508,087
Enel SpA	44,397	267,460
Italgas SpA	55,320	310,728

		1,086,275

Malaysia — 1.0%
Malaysia Airports Holdings Bhd	57,970	116,711

Mexico — 2.6%
Grupo Aeroportuario del Sureste SAB de CV (Class B Stock)	5,591	106,631
Infraestructura Energetica Nova SAB de CV	33,979	190,271
Infraestructura Energetica Nova SAB de CV, 144A	2,549	14,274

		311,176

Philippines — 1.1%
International Container Terminal Services, Inc.	63,118	129,499

	Shares	Value

COMMON STOCKS (Continued)
Spain — 6.8%
Aena SME SA, 144A	1,414	$255,547
Ferrovial SA	14,636	322,485
Iberdrola SA	31,249	242,979

		821,011

Switzerland — 2.1%
Flughafen Zurich AG	1,115	252,341

United States — 46.2%
Advanced Disposal Services, Inc. *	7,917	199,429
American Electric Power Co., Inc.	3,101	217,814
American Tower Corp., REIT	1,978	270,352
American Water Works Co., Inc.	2,335	188,925
Cheniere Energy Partners LP Holdings LLC, MLP	5,962	149,527
Cheniere Energy, Inc. *	4,083	183,898
CSX Corp.	6,911	374,991
Edison International	2,347	181,118
Energy Transfer Partners LP, MLP	12,223	223,559
Equinix, Inc., REIT	503	224,489
Exelon Corp.	4,891	184,244
FedEx Corp.	901	203,248
Genesee & Wyoming, Inc. (Class A Stock) *	2,657	196,645
Great Plains Energy, Inc.	7,847	237,764
Kinder Morgan, Inc.	9,501	182,229
NextEra Energy, Inc.	2,884	422,650
NRG Energy, Inc.	12,889	329,830
PG&E Corp.	5,352	364,418
SBA Communications Corp., REIT *	1,777	255,977
Sempra Energy	1,587	181,124
Southern Co. (The)	2,480	121,867
Targa Resources Corp.	3,906	184,754
Union Pacific Corp.	1,150	133,366
Williams Cos., Inc. (The)	13,333	400,123

		5,612,341

TOTAL LONG-TERM INVESTMENTS (cost $10,521,560)		11,909,801

SHORT-TERM INVESTMENTS — 5.4%

AFFILIATED MUTUAL FUNDS — 5.4%
Prudential Investment Portfolios 2 -
Prudential Core Ultra Short Bond Fund(w)	363,351	363,351
Prudential Investment Portfolios 2 -
Prudential Institutional Money Market Fund (cost $297,573; includes $297,286 of cash collateral for securities on loan)(b)(w)	297,543	297,573

TOTAL SHORT-TERM INVESTMENTS (cost $660,924)		660,924

TOTAL INVESTMENTS — 103.5% (cost $11,182,484)		12,570,725
Liabilities in excess of other assets — (3.5)%		(425,912)

NET ASSETS — 100.0%		$12,144,813

A928

AST JENNISON GLOBAL INFRASTRUCTURE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $287,820; cash collateral of $297,286 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund and Prudential Institutional Money Market Fund.

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2017 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Australia	$—	$645,010	$—
Brazil	156,806	67,895	—
Canada	1,009,011	—	—
China	—	250,415	—
France	—	956,021	—
Germany	—	138,482	—
India	—	356,807	—
Italy	—	1,086,275	—
Malaysia	—	116,711	—
Mexico	296,902	14,274	—
Philippines	—	129,499	—
Spain	—	821,011	—
Switzerland	—	252,341	—
United States	5,612,341	—	—
Affiliated Mutual Funds	660,924	—	—

Total	$7,735,984	$4,834,741	$—

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of September 30, 2017 were as follows:

Electric Utilities	21.4%
Transportation Infrastructure	20.9
Oil, Gas & Consumable Fuels	17.6
Construction & Engineering	9.1
Equity Real Estate Investment Trusts (REITs)	6.2
Road & Rail	5.8
Independent Power & Renewable Electricity Producers	5.5

Affiliated Mutual Funds (2.4% represents investments purchased with collateral from securities on loan)	5.4%
Gas Utilities	4.2
Air Freight & Logistics	1.7
Commercial Services & Supplies	1.6
Water Utilities	1.6
Multi-Utilities	1.5
Industrial Conglomerates	1.0

103.5
Liabilities in excess of other assets	(3.5)

100.0%

A929

AST JENNISON LARGE-CAP GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

	Shares	Value

LONG-TERM INVESTMENTS — 99.1%

COMMON STOCKS
Aerospace & Defense — 2.3%
Boeing Co. (The)	100,605	$25,574,797

Air Freight & Logistics — 1.1%
FedEx Corp.	53,243	12,010,556

Automobiles — 1.3%
Tesla, Inc.*(a)	42,157	14,379,753

Banks — 1.7%
JPMorgan Chase & Co.	197,579	18,870,770

Beverages — 1.2%
Monster Beverage Corp.*	237,195	13,105,024

Biotechnology — 7.7%
AbbVie, Inc.	88,100	7,828,565
Alexion Pharmaceuticals, Inc.*	76,274	10,700,479
BioMarin Pharmaceutical, Inc.*	144,965	13,491,893
Celgene Corp.*	216,107	31,512,723
Regeneron Pharmaceuticals, Inc.*	20,230	9,045,238
Vertex Pharmaceuticals, Inc.*	77,628	11,802,561

		84,381,459

Capital Markets — 1.4%
Goldman Sachs Group, Inc. (The)	63,419	15,042,353

Chemicals — 1.5%
Albemarle Corp.(a)	123,936	16,893,716

Electronic Equipment, Instruments & Components — 0.5%
Corning, Inc.	180,645	5,404,898

Equity Real Estate Investment Trusts (REITs) — 1.2%
Crown Castle International Corp.	136,166	13,613,877

Food & Staples Retailing — 1.0%
Costco Wholesale Corp.	68,446	11,244,993

Health Care Providers & Services — 1.4%
UnitedHealth Group, Inc.	79,301	15,531,101

Hotels, Restaurants & Leisure — 3.5%
Marriott International, Inc. (Class A Stock)	178,127	19,640,283
McDonald’s Corp.	119,584	18,736,421

		38,376,704

Internet & Direct Marketing Retail — 9.7%
Amazon.com, Inc.*	45,760	43,991,376
Expedia, Inc.(a)	23,644	3,403,317
Netflix, Inc.*	200,941	36,440,650
Priceline Group, Inc. (The)*	12,830	23,489,421

		107,324,764

Internet Software & Services — 16.5%
Alibaba Group Holding Ltd. (China), ADR*(a)	267,849	46,260,201
Alphabet, Inc. (Class A Stock)*	25,779	25,101,528
Alphabet, Inc. (Class C Stock)*	26,287	25,212,125
Facebook, Inc. (Class A Stock)*	303,122	51,794,456
Tencent Holdings Ltd. (China)	772,025	33,753,468

		182,121,778

IT Services — 8.1%
FleetCor Technologies, Inc.*	82,650	12,791,740
Mastercard, Inc. (Class A Stock)	243,880	34,435,855
PayPal Holdings, Inc.*	119,522	7,652,994

	Shares	Value

COMMON STOCKS (Continued)
IT Services (cont’d.)
Visa, Inc. (Class A Stock)(a)	329,176	$34,642,482

		89,523,071

Life Sciences Tools & Services — 1.0%
Illumina, Inc.*	55,017	10,959,386

Machinery — 2.0%
Caterpillar, Inc.	54,930	6,850,320
Parker-Hannifin Corp.	84,950	14,867,949

		21,718,269

Media — 1.6%
Charter Communications, Inc. (Class A Stock)*	48,677	17,690,195

Oil, Gas & Consumable Fuels — 1.1%
Concho Resources, Inc.*	92,184	12,142,476

Personal Products — 1.0%
Estee Lauder Cos., Inc. (The) (Class A Stock Stock)	100,592	10,847,841
Pharmaceuticals — 3.5%
Allergan PLC	68,649	14,069,613
Bristol-Myers Squibb Co.	376,915	24,024,562

		38,094,175

Semiconductors & Semiconductor Equipment — 6.0%
Broadcom Ltd.	84,153	20,410,469
NVIDIA Corp.	164,203	29,354,570
QUALCOMM, Inc.	101,334	5,253,155
Texas Instruments, Inc.	128,899	11,554,506

		66,572,700

Software — 13.0%
Activision Blizzard, Inc.	313,642	20,233,045
Adobe Systems, Inc.*	169,353	25,264,081
Microsoft Corp.	549,332	40,919,741
Red Hat, Inc.*	103,617	11,486,981
salesforce.com, Inc.*	279,228	26,085,480
Splunk, Inc.*(a)	122,254	8,121,333
Workday, Inc. (Class A Stock)*	107,945	11,376,324

		143,486,985

Specialty Retail — 2.5%
Home Depot, Inc. (The)	86,410	14,133,220
Industria de Diseno Textil SA (Spain)	351,218	13,240,922

		27,374,142

Technology Hardware, Storage & Peripherals — 5.8%
Apple, Inc.	410,722	63,300,475

Textiles, Apparel & Luxury Goods — 1.5%
adidas AG (Germany)	71,216	16,127,975

TOTAL LONG-TERM INVESTMENTS (cost $622,426,108)		1,091,714,233

A930

AST JENNISON LARGE-CAP GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

	Shares	Value

SHORT-TERM INVESTMENTS — 11.0%

AFFILIATED MUTUAL FUNDS
Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund(w)	18,428,001	$18,428,001
Prudential Investment Portfolios 2 - Prudential Institutional Money Market Fund (cost $102,974,278; includes $102,868,542 of cash collateral for securities on loan)(b)(w)	102,968,415	102,978,712

TOTAL SHORT-TERM INVESTMENTS (cost $121,402,279)		121,406,713

Value
TOTAL INVESTMENTS — 110.1% (cost $743,828,387)	$1,213,120,946
Liabilities in excess of other assets — (10.1)%	(111,582,560)

NET ASSETS — 100.0%	$1,101,538,386

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $101,756,483; cash collateral of $102,868,542 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund and Prudential Institutional Money Market Fund.

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2017 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$ 25,574,797	$ —	$ —
Air Freight & Logistics	12,010,556	—	—
Automobiles	14,379,753	—	—
Banks	18,870,770	—	—
Beverages	13,105,024	—	—
Biotechnology	84,381,459	—	—
Capital Markets	15,042,353	—	—
Chemicals	16,893,716	—	—
Electronic Equipment, Instruments & Components	5,404,898	—	—
Equity Real Estate Investment Trusts (REITs)	13,613,877	—	—
Food & Staples Retailing	11,244,993	—	—
Health Care Providers & Services	15,531,101	—	—
Hotels, Restaurants & Leisure	38,376,704	—	—
Internet & Direct Marketing Retail	107,324,764	—	—
Internet Software & Services	148,368,310	33,753,468	—
IT Services	89,523,071	—	—
Life Sciences Tools & Services	10,959,386	—	—
Machinery	21,718,269	—	—
Media	17,690,195	—	—
Oil, Gas & Consumable Fuels	12,142,476	—	—
Personal Products	10,847,841	—	—
Pharmaceuticals	38,094,175	—	—
Semiconductors & Semiconductor Equipment	66,572,700	—	—
Software	143,486,985	—	—
Specialty Retail	14,133,220	13,240,922	—
Technology Hardware, Storage & Peripherals	63,300,475	—	—

A931

AST JENNISON LARGE-CAP GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Common Stocks (continued)
Textiles, Apparel & Luxury Goods	$ —	$16,127,975	$ —
Affiliated Mutual Funds	121,406,713	—	—

Total	$ 1,149,998,581	$63,122,365	$ —

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

A932

AST LEGG MASON DIVERSIFIED GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 86.5%
AFFILIATED MUTUAL FUNDS — 14.5%
AST Western Asset Core Plus Bond Portfolio*	2,757,002	$35,206,918
AST Western Asset Emerging Markets Debt Portfolio*	623,644	7,084,599

TOTAL AFFILIATED MUTUAL FUNDS (cost $39,379,749)(w)		42,291,517

COMMON STOCKS — 70.4%
Aerospace & Defense — 1.9%
Boeing Co. (The)	2,633	669,335
Engility Holdings, Inc.*	506	17,548
General Dynamics Corp.	1,972	405,404
Huntington Ingalls Industries, Inc.	98	22,191
L3 Technologies, Inc.	2,484	468,060
Lockheed Martin Corp.	3,712	1,151,797
Northrop Grumman Corp.	3,235	930,774
Orbital ATK, Inc.	5,221	695,228
Raytheon Co.	2,468	460,479
Spirit AeroSystems Holdings, Inc. (Class A Stock)	1,014	78,808
United Technologies Corp.	5,166	599,669

		5,499,293

Air Freight & Logistics — 0.5%
C.H. Robinson Worldwide, Inc.(a)	4,105	312,391
Expeditors International of Washington, Inc.	6,856	410,400
Royal Mail PLC (United Kingdom)	129,265	665,596

		1,388,387

Airlines — 0.5%
American Airlines Group, Inc.	2,927	139,003
Delta Air Lines, Inc.	7,529	363,048
Deutsche Lufthansa AG (Germany)	28,954	805,174
Southwest Airlines Co.	1,305	73,054
United Continental Holdings, Inc.*	2,257	137,406

		1,517,685

Auto Components — 0.6%
Adient PLC	994	83,486
Bridgestone Corp. (Japan)	12,800	581,168
Cooper Tire & Rubber Co.(a)	5,587	208,954
Goodyear Tire & Rubber Co. (The)	1,605	53,366
Halla Holdings Corp. (South Korea)	583	32,066
Kenda Rubber Industrial Co. Ltd. (Taiwan)	25,500	35,967
Nexen Tire Corp. (South Korea)	6,609	76,556
Sumitomo Rubber Industries Ltd. (Japan)	29,200	535,941
Tupy SA (Brazil)	13,600	76,177

		1,683,681

Automobiles — 0.2%
Astra International Tbk PT (Indonesia)	50,800	29,825
Ford Motor Co.	29,158	349,021
General Motors Co.	5,597	226,007
Kia Motors Corp. (South Korea)	758	20,971

		625,824

Banks — 6.2%
Agricultural Bank of China Ltd. (China) (Class H Stock)	266,000	119,740

	Shares	Value
COMMON STOCKS (Continued)
Banks (cont’d.)
Aozora Bank Ltd. (Japan)	15,500	$590,140
Bank Central Asia Tbk PT (Indonesia)	25,700	38,754
Bank Hapoalim BM (Israel)	82,136	574,757
Bank Negara Indonesia Persero Tbk PT (Indonesia)	58,000	31,893
Bank of America Corp.	40,421	1,024,268
Bank of China Ltd. (China) (Class H Stock)	396,000	196,702
Bank of Communications Co. Ltd. (China) (Class H Stock)	161,000	118,177
Bank Pekao SA (Poland)	487	17,100
Barclays Africa Group Ltd. (South Africa)	2,067	21,216
Bendigo & Adelaide Bank Ltd. (Australia)	23,511	214,659
Berkshire Hills Bancorp, Inc.	5,518	213,823
Bryn Mawr Bank Corp.	5,715	250,317
Canadian Imperial Bank of Commerce (Canada)(a)	5,500	481,214
Central Pacific Financial Corp.	4,329	139,307
China Construction Bank Corp. (China) (Class H Stock)	825,924	690,020
China Minsheng Banking Corp. Ltd. (China) (Class H Stock)	719,913	663,066
Citigroup, Inc.	13,862	1,008,322
Citizens Financial Group, Inc.	3,096	117,246
City Holding Co.	3,061	220,117
Community Trust Bancorp, Inc.	4,129	191,999
Danske Bank A/S (Denmark)	15,102	605,191
DBS Group Holdings Ltd. (Singapore)	37,200	572,659
Fidelity Southern Corp.	11,001	260,064
Fifth Third Bancorp	7,310	204,534
Financial Institutions, Inc.	6,148	177,062
First Community Bancshares, Inc.	4,888	142,290
First Financial Corp.	2,170	103,291
First Financial Holding Co. Ltd. (Taiwan)	66,892	42,963
Gunma Bank Ltd. (The) (Japan)	82,700	512,342
Heritage Financial Corp.	8,297	244,762
Hong Leong Bank Bhd (Malaysia)	32,100	120,649
Independent Bank Corp.	8,304	188,086
Industrial & Commercial Bank of China Ltd. (China) (Class H Stock)	203,000	151,744
Investors Bancorp, Inc.	11,773	160,584
JPMorgan Chase & Co.	13,787	1,316,797
Krung Thai Bank PCL (Thailand), NVDR	459,200	259,193
M&T Bank Corp.	616	99,201
MCB Bank Ltd. (Pakistan)	24,500	48,611
Midland States Bancorp, Inc.(a)	7,508	237,853
National Bank of Canada (Canada)	11,500	553,456
National Bank of Pakistan (Pakistan)	190,500	88,803
Opus Bank*	7,746	185,903
Oversea-Chinese Banking Corp. Ltd. (Singapore)	51,800	427,156
Peoples Bancorp, Inc.	5,849	196,468
People’s United Financial, Inc.	15,268	276,962
PNC Financial Services Group, Inc. (The)	980	132,075
Public Bank Bhd (Malaysia)	16,500	79,901
Regions Financial Corp.	9,219	140,405
Royal Bank of Canada (Canada)	9,000	696,341
Sandy Spring Bancorp, Inc.	6,175	255,891
Skandinaviska Enskilda Banken AB (Sweden) (Class A Stock)	51,123	674,476

A933

AST LEGG MASON DIVERSIFIED GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Shares		Value
COMMON STOCKS (Continued)
Banks (cont’d.)
SunTrust Banks, Inc.	2,978	$177,995
Swedbank AB (Sweden) (Class A Stock)	19,040	527,247
Synovus Financial Corp.	1,727	79,546
Thanachart Capital PCL (Thailand), NVDR	62,000	90,716
Toronto-Dominion Bank (The) (Canada)	12,700	715,027
U.S. Bancorp	6,686	358,303
Union Bankshares Corp.	1,406	49,632
Zions Bancorporation	1,092	51,521

		18,128,537

Beverages — 0.7%
Brown-Forman Corp. (Class B Stock)	2,340	127,061
Coca-Cola Amatil Ltd. (Australia)	29,400	178,460
Coca-Cola Co. (The)	8,471	381,280
Dr. Pepper Snapple Group, Inc.	4,285	379,094
Hite Jinro Co. Ltd. (South Korea)	2,341	53,816
PepsiCo, Inc.	4,391	489,289
Suntory Beverage & Food Ltd. (Japan)	9,000	400,332

		2,009,332

Biotechnology — 1.3%
Aduro Biotech, Inc.*	2,383	25,379
Agios Pharmaceuticals, Inc.*(a)	610	40,718
Alkermes PLC*	1,236	62,838
Amgen, Inc.	6,053	1,128,582
Biogen, Inc.*	4,051	1,268,449
Bioverativ, Inc.*	2,107	120,246
Gilead Sciences, Inc.	4,659	377,472
ImmunoGen, Inc.*	2,743	20,984
Ionis Pharmaceuticals, Inc.*(a)	5,637	285,796
PDL BioPharma, Inc.*	6,075	20,594
ProQR Therapeutics NV (Netherlands)*	4,504	21,844
Spark Therapeutics, Inc.*(a)	657	58,578
Vertex Pharmaceuticals, Inc.*	3,147	478,470

		3,909,950

Building Products — 0.1%
Johnson Controls International PLC	10,708	431,425

Capital Markets — 1.1%
Ameriprise Financial, Inc.	2,707	402,017
Bank of New York Mellon Corp. (The)	5,875	311,493
CI Financial Corp. (Canada)	22,800	498,667
Cohen & Steers, Inc.	1,708	67,449
Goldman Sachs Group, Inc. (The)	2,419	573,763
Morgan Stanley	12,151	585,314
State Street Corp.	2,395	228,818
T. Rowe Price Group, Inc.	878	79,591
Thomson Reuters Corp. (Canada)(a)	12,867	590,338

		3,337,450

Chemicals — 1.2%
Agrium, Inc. (Canada)	5,600	600,146
Albemarle Corp.	1,204	164,117
Celanese Corp. (Class A Stock)	917	95,616
Givaudan SA (Switzerland)	201	437,575
Grand Pacific Petrochemical (Taiwan)	191,000	143,553
Huntsman Corp.	1,930	52,921
Innophos Holdings, Inc.	5,471	269,118

	Shares	Value
COMMON STOCKS (Continued)
Chemicals (cont’d.)
LyondellBasell Industries NV (Class A Stock)	9,510	$941,966
Monsanto Co.	1,800	215,675
PhosAgro PJSC (Russia), GDR	3,496	49,841
Potash Corp. of Saskatchewan, Inc. (Canada)	23,700	456,240

		3,426,768

Commercial Services & Supplies — 0.9%
ABM Industries, Inc.	3,577	149,197
Covanta Holding Corp.(a)	7,576	112,504
Ennis, Inc.	13,364	262,603
Herman Miller, Inc.	8,351	299,801
Knoll, Inc.	9,937	198,739
McGrath RentCorp.	6,635	290,281
Republic Services, Inc.	7,441	491,552
Viad Corp.	4,501	274,111
Waste Management, Inc.	6,399	500,850

		2,579,638

Communications Equipment — 0.6%
ARRIS International PLC*	1,879	53,533
Cisco Systems, Inc.	16,414	552,003
Harris Corp.	467	61,495
Motorola Solutions, Inc.(a)	5,429	460,759
Sercomm Corp. (Taiwan)	46,000	124,139
VTech Holdings Ltd. (Hong Kong)	32,700	478,191

		1,730,120

Construction & Engineering — 0.9%
China Railway Group Ltd. (China) (Class H Stock)	852,000	707,930
CTCI Corp. (Taiwan)	67,000	107,660
EMCOR Group, Inc.	195	13,529
Fluor Corp.	5,582	235,002
Obayashi Corp. (Japan)	55,300	663,293
Sinopec Engineering Group Co. Ltd. (China) (Class H Stock)	124,000	109,576
Taisei Corp. (Japan)	14,800	776,140
Wilson Bayly Holmes-Ovcon Ltd. (South Africa)	7,436	81,040

		2,694,170

Construction Materials — 0.4%
Asia Cement Corp. (Taiwan)	29,000	25,622
Fletcher Building Ltd. (New Zealand)	60,701	350,834
Siam Cement PCL (The) (Thailand), NVDR .	41,200	618,271
Taiwan Cement Corp. (Taiwan)	23,000	25,679

		1,020,406

Consumer Finance — 0.4%
American Express Co.	5,664	512,365
Capital One Financial Corp.	2,368	200,475
Discover Financial Services	6,021	388,234
Navient Corp.	5,661	85,028

		1,186,102

Containers & Packaging — 0.4%
Avery Dennison Corp.	896	88,113
Graphic Packaging Holding Co.	3,484	48,602

A934

AST LEGG MASON DIVERSIFIED GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Containers & Packaging (cont’d.)
Greatview Aseptic Packaging Co. Ltd. (China)	230,000	$141,368
International Paper Co.	4,368	248,190
Lock&Lock Co. Ltd. (South Korea)	9,628	150,747
Silgan Holdings, Inc.	16,814	494,836
Taiwan Hon Chuan Enterprise Co. Ltd. (Taiwan)	48,000	87,200

		1,259,056

Diversified Consumer Services — 0.5%
Ascent Capital Group, Inc. (Class A Stock)*	1,367	17,826
Benesse Holdings, Inc. (Japan)	14,100	508,714
Capella Education Co.	2,319	162,678
Fu Shou Yuan International Group Ltd. (China)	217,000	143,369
H&R Block, Inc.	18,226	482,624
Service Corp. International	1,055	36,398

		1,351,609

Diversified Telecommunication Services — 2.2%
AT&T, Inc.	17,829	698,362
BCE, Inc. (Canada)	11,247	526,948
Bezeq The Israeli Telecommunication Corp. Ltd. (Israel)	244,895	350,038
CenturyLink, Inc.(a)	9,450	178,605
Elisa OYJ (Finland)	6,587	283,763
HKT Trust & HKT Ltd. (Hong Kong)	494,000	600,347
KT Corp. (South Korea)	1,600	40,791
KT Corp. (South Korea), ADR(a)	3,904	54,148
LG Uplus Corp. (South Korea)	53,142	620,472
Magyar Telekom Telecommunications PLC (Hungary)	75,307	137,115
Nippon Telegraph & Telephone Corp. (Japan)	11,100	508,610
PCCW Ltd. (Hong Kong)	1,159,000	629,094
Proximus SADP (Belgium)	7,910	272,687
Singapore Telecommunications Ltd. (Singapore)	72,000	195,727
Swisscom AG (Switzerland)	532	272,760
Telefonica Deutschland Holding AG (Germany)	85,711	481,662
Telekomunikasi Indonesia Persero Tbk PT (Indonesia)	240,500	83,641
Telstra Corp. Ltd. (Australia)	87,948	240,930
Verizon Communications, Inc.	7,409	366,671

		6,542,371

Electric Utilities — 2.3%
ALLETE, Inc.	3,072	237,435
American Electric Power Co., Inc.	4,335	304,490
CK Infrastructure Holdings Ltd. (Hong Kong).	28,000	241,390
CLP Holdings Ltd. (Hong Kong)	54,500	559,531
Duke Energy Corp.	4,782	401,305
Edison International	5,015	387,008
El Paso Electric Co.	3,995	220,724
Entergy Corp.	3,498	267,107
Eversource Energy	5,424	327,827
Great Plains Energy, Inc.	10,409	315,393
IDACORP, Inc.	1,883	165,572

	Shares	Value
COMMON STOCKS (Continued)
Electric Utilities (cont’d.)
Korea Electric Power Corp. (South Korea)	16,693	$567,150
Manila Electric Co. (Philippines)	21,890	121,941
NextEra Energy, Inc.	2,318	339,703
PNM Resources, Inc.	6,953	280,206
Portland General Electric Co.	4,961	226,420
Red Electrica Corp. SA (Spain)	26,138	549,800
Southern Co. (The)	5,665	278,378
Spark Infrastructure Group (Australia)	142,517	282,076
SSE PLC (United Kingdom)	18,001	336,837
Tenaga Nasional Bhd (Malaysia)	8,300	28,165
Transmissora Alianca de Energia Eletrica SA (Brazil), UTS	4,000	28,050
Xcel Energy, Inc.	6,398	302,753

		6,769,261

Electrical Equipment — 0.1%
Chicony Power Technology Co. Ltd. (Taiwan)	60,300	112,977
Powell Industries, Inc.	3,105	93,119
Rockwell Automation, Inc.	402	71,640

		277,736

Electronic Equipment, Instruments & Components — 0.9%
AVX Corp.	12,143	221,367
CDW Corp.	1,472	97,151
Corning, Inc.	11,558	345,815
Daktronics, Inc.	27,050	285,919
Dolby Laboratories, Inc. (Class A Stock)	1,061	61,029
Fitbit, Inc. (Class A Stock)*	351	2,443
Hon Hai Precision Industry Co. Ltd. (Taiwan)	45,205	156,993
Methode Electronics, Inc.	2,621	110,999
Nippon Electric Glass Co. Ltd. (Japan)	9,000	348,876
Synnex Technology International Corp. (Taiwan)	27,300	32,809
TE Connectivity Ltd.	9,281	770,880
Tripod Technology Corp. (Taiwan)	34,000	117,956
Yageo Corp. (Taiwan)	24,047	167,488

		2,719,725

Energy Equipment & Services — 0.5%
Baker Hughes a GE Co.	14,176	519,125
Core Laboratories NV(a)	4,334	427,766
Frank’s International NV(a)	16,703	128,947
National Oilwell Varco, Inc.(a)	4,789	171,111
Weatherford International PLC*(a)	30,781	140,977

		1,387,926

Equity Real Estate Investment Trusts (REITs) — 1.2%
Digital Realty Trust, Inc.(a)	2,991	353,925
Equity LifeStyle Properties, Inc.	3,642	309,861
KLCCP Stapled Group (Malaysia)	27,500	52,111
Link REIT (Hong Kong)	45,000	365,939
LTC Properties, Inc.	5,352	251,437
Macquarie Mexico Real Estate Management SA de CV (Mexico)*	112,500	148,826
Omega Healthcare Investors, Inc.(a)	6,443	205,596
Ramco-Gershenson Properties Trust	15,019	195,397
Sabra Health Care REIT, Inc.	10,570	231,906
Select Income REIT	9,982	233,778

A935

AST LEGG MASON DIVERSIFIED GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Equity Real Estate Investment Trusts (REITs) (cont’d.)
Tanger Factory Outlet Centers, Inc.	8,464	$206,691
Ventas, Inc.	4,151	270,355
Welltower, Inc.	4,053	284,845
Xenia Hotels & Resorts, Inc.	14,114	297,100
Yuexiu Real Estate Investment Trust (Hong Kong)	62,000	39,082

		3,446,849

Food & Staples Retailing — 2.4%
Aeon Co. Ltd. (Japan)	13,500	199,537
Casey’s General Stores, Inc.(a)	1,190	130,246
Colruyt SA (Belgium)	5,736	293,900
CVS Health Corp.	7,040	572,493
Empire Co. Ltd. (Canada) (Class A Stock)	30,276	535,760
FamilyMart UNY Holdings Co. Ltd. (Japan)	6,300	331,896
George Weston Ltd. (Canada)	6,400	557,291
GS Retail Co. Ltd. (South Korea)	2,538	76,577
ICA Gruppen AB (Sweden)(a)	10,824	407,190
Kesko OYJ (Finland) (Class B Stock)	12,979	696,285
Koninklijke Ahold Delhaize NV (Netherlands)	19,525	364,816
Kroger Co. (The)	1,957	39,257
Lawson, Inc. (Japan)	5,400	357,586
Metro, Inc. (Canada)	11,300	388,606
SpartanNash Co.	2,735	72,122
Sun Art Retail Group Ltd. (Hong Kong)	31,500	29,344
Sysco Corp.	5,652	304,925
Wal-Mart de Mexico SAB de CV (Mexico)	220,800	505,621
Wal-Mart Stores, Inc.	6,111	477,514
Wm Morrison Supermarkets PLC (United Kingdom)	161,533	506,873
Woolworths Ltd. (Australia)	9,471	187,562

		7,035,401

Food Products — 2.1%
Archer-Daniels-Midland Co.	13,117	557,604
B&G Foods, Inc.(a)	5,679	180,876
Bunge Ltd.	3,669	254,849
Calavo Growers, Inc.(a)	3,559	260,519
Conagra Brands, Inc.	6,579	221,975
Dean Foods Co.	8,811	95,864
Fresh Del Monte Produce, Inc.	3,759	170,884
General Mills, Inc.	4,321	223,655
GFPT PCL (Thailand), NVDR	228,900	136,851
Gruma SAB de CV (Mexico) (Class B Stock)	5,605	82,314
Hershey Co. (The)	2,643	288,536
Indofood CBP Sukses Makmur Tbk PT (Indonesia)	92,800	60,163
Indofood Sukses Makmur Tbk PT (Indonesia)	71,400	44,712
J&J Snack Foods Corp.	303	39,784
J.M. Smucker Co. (The)	1,455	152,673
Kellogg Co.(a)	5,034	313,971
Lancaster Colony Corp.	1,057	126,967
McCormick & Co., Inc.	3,082	316,336
Nestle SA (Switzerland)	5,507	462,264
NongShim Co. Ltd. (South Korea)	145	43,480
Pinnacle Foods, Inc.	5,569	318,380
Sanderson Farms, Inc.(a)	1,921	310,280

	Shares	Value
COMMON STOCKS (Continued)
Food Products (cont’d.)
Tate & Lyle PLC (United Kingdom)	40,616	$352,676
Thai Union Group PCL (Thailand), NVDR	117,000	70,217
Thai Vegetable Oil PCL (Thailand), NVDR	52,000	44,825
Tyson Foods, Inc. (Class A Stock)	3,779	266,231
Uni-President China Holdings Ltd. (China)	48,000	47,316
Uni-President Enterprises Corp. (Taiwan)	392,720	823,432

		6,267,634

Gas Utilities — 0.5%
China Resources Gas Group Ltd. (China)	12,000	41,888
Northwest Natural Gas Co.	3,104	199,898
ONE Gas, Inc.	1,801	132,626
Osaka Gas Co. Ltd. (Japan)	21,600	401,467
Southwest Gas Holdings, Inc.	2,451	190,247
Tokyo Gas Co. Ltd. (Japan)	18,400	450,589

		1,416,715

Health Care Equipment & Supplies — 0.8%
Baxter International, Inc.	15,707	985,613
Becton, Dickinson and Co.(a)	1,642	321,750
LeMaitre Vascular, Inc.	6,066	226,990
Medtronic PLC	8,723	678,388
ResMed, Inc.	1,882	144,839
St. Shine Optical Co. Ltd. (Taiwan)	3,000	63,662
Wright Medical Group NV*	98	2,535

		2,423,777

Health Care Providers & Services — 2.3%
AmerisourceBergen Corp.	5,685	470,434
Anthem, Inc.	2,619	497,296
Cardinal Health, Inc.	6,123	409,751
Chemed Corp.	1,062	214,577
DaVita, Inc.*	1,578	93,717
Express Scripts Holding Co.*	7,528	476,673
Fleury SA (Brazil)	13,400	124,643
HealthSouth Corp.(a)	5,906	273,743
Humana, Inc.	2,497	608,344
Kindred Healthcare, Inc.	10,233	69,584
Miraca Holdings, Inc. (Japan)	10,100	470,195
Molina Healthcare, Inc.*	2,309	158,767
Owens & Minor, Inc.(a)	8,237	240,520
Quest Diagnostics, Inc.	3,389	317,346
Sinopharm Group Co. Ltd. (China) (Class H Stock)	8,000	35,436
UnitedHealth Group, Inc.	10,433	2,043,303
US Physical Therapy, Inc.	1,329	81,667

		6,585,996

Health Care Technology — 0.1%
Computer Programs & Systems, Inc.	9,818	290,122

Hotels, Restaurants & Leisure — 1.7%
Bob Evans Farms, Inc.	3,022	234,235
Brinker International, Inc.(a)	15,191	483,985
Carnival Corp.	4,895	316,070
Cheesecake Factory, Inc. (The)	5,485	231,028
Cracker Barrel Old Country Store, Inc.(a)	1,713	259,725
Darden Restaurants, Inc.	5,610	441,956
DineEquity, Inc.	2,583	111,017
Dunkin’ Brands Group, Inc.	10,296	546,512

A936

AST LEGG MASON DIVERSIFIED GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Hotels, Restaurants & Leisure (cont’d.)
Jack in the Box, Inc.	2,365	$241,041
Kangwon Land, Inc. (South Korea)	940	28,760
McDonald’s Corp.	2,877	450,768
MK Restaurants Group PCL (Thailand), NVDR	21,100	38,465
Royal Caribbean Cruises Ltd.	4,690	555,953
Ruth’s Hospitality Group, Inc.	11,355	237,887
Texas Roadhouse, Inc.	1,662	81,671
Vail Resorts, Inc.	851	194,130
Wendy’s Co. (The)	1,153	17,906
William Hill PLC (United Kingdom)	132,183	447,117
Wyndham Worldwide Corp.	1,633	172,135

		5,090,361

Household Durables — 0.5%
Arcelik A/S (Turkey)	10,913	69,599
Barratt Developments PLC (United Kingdom)	38,161	314,377
Ethan Allen Interiors, Inc.(a)	9,560	309,743
PulteGroup, Inc.	2,103	57,475
Sekisui House Ltd. (Japan)	17,600	296,661
Taylor Wimpey PLC (United Kingdom)	156,740	410,807
Tempur Sealy International, Inc.*	110	7,097

		1,465,759

Household Products — 0.9%
Church & Dwight Co., Inc.	8,262	400,294
Clorox Co. (The)	2,294	302,602
Colgate-Palmolive Co.	4,018	292,711
Energizer Holdings, Inc.(a)	1,795	82,660
Kimberly-Clark Corp.	2,191	257,837
Kimberly-Clark de Mexico SAB de CV (Mexico) (Class A Stock)	207,100	422,047
Procter & Gamble Co. (The)	5,821	529,595
Reckitt Benckiser Group PLC (United Kingdom)	3,021	276,023

		2,563,769

Independent Power & Renewable Electricity Producers — 0.3%
China Resources Power Holdings Co. Ltd. (China)	20,000	36,223
Engie Brasil Energia SA (Brazil)	17,800	205,362
Glow Energy PCL (Thailand), NVDR	52,900	141,623
Huaneng Power International, Inc. (China) (Class H Stock)	174,000	107,850
NRG Yield, Inc. (Class A Stock)	2,405	45,623
Pattern Energy Group, Inc.(a)	11,301	272,354
Ratchaburi Electricity Generating Holding PCL (Thailand), NVDR	78,800	127,006

		936,041

Industrial Conglomerates — 0.7%
3M Co.	2,000	419,800
Alfa SAB de CV (Mexico) (Class A Stock)	27,086	34,136
Enka Insaat ve Sanayi A/S (Turkey)	26,116	37,985
General Electric Co.	10,089	243,952
Jardine Matheson Holdings Ltd. (Hong Kong)	7,239	458,663
Jardine Strategic Holdings Ltd. (Hong Kong)	10,400	449,280
LG Corp. (South Korea)	557	39,331

	Shares	Value
COMMON STOCKS (Continued)
Industrial Conglomerates (cont’d.)
LT Group, Inc. (Philippines)	359,900	$124,714
Siemens AG (Germany)	2,227	314,249

		2,122,110

Insurance — 5.0%
Admiral Group PLC (United Kingdom)	13,368	325,744
Aflac, Inc.	8,440	686,931
Ageas (Belgium)	6,209	292,031
Allstate Corp. (The)	6,783	623,426
American Financial Group, Inc.	3,682	380,903
AMERISAFE, Inc.	4,901	285,238
AmTrust Financial Services, Inc.(a)	25,729	346,312
Aon PLC	1,567	228,939
Argo Group International Holdings Ltd.	2,322	142,803
Aspen Insurance Holdings Ltd. (Bermuda)	4,983	201,313
Assurant, Inc.	818	78,135
Assured Guaranty Ltd.	952	35,937
AXA SA (France)	18,863	570,266
Axis Capital Holdings Ltd.	6,014	344,662
China Pacific Insurance Group Co. Ltd. (China) (Class H Stock)	33,400	144,743
CNA Financial Corp.	1,354	68,039
CNO Financial Group, Inc.	12,883	300,689
Direct Line Insurance Group PLC (United Kingdom)	100,482	489,858
Dongbu Insurance Co. Ltd. (South Korea)	693	44,275
Everest Re Group Ltd.	2,184	498,804
Fairfax Financial Holdings Ltd. (Canada)	411	213,885
FBL Financial Group, Inc. (Class A Stock)	1,454	108,323
Fidelity & Guaranty Life(a)	8,201	254,641
First American Financial Corp.	5,883	293,974
Hannover Rueck SE (Germany)	3,865	466,146
Hanwha Life Insurance Co. Ltd. (South Korea)	12,576	75,335
Hartford Financial Services Group, Inc. (The)	9,779	542,050
Horace Mann Educators Corp.	4,395	172,943
Hyundai Marine & Fire Insurance Co. Ltd. (South Korea)	1,341	53,185
Infinity Property & Casualty Corp.	2,429	228,812
James River Group Holdings Ltd.	5,949	246,765
Korean Reinsurance Co. (South Korea)	12,681	125,780
Lincoln National Corp.	1,115	81,930
Mercury General Corp.(a)	3,896	220,864
Muenchener Rueckversicherungs- Gesellschaft AG in Muenchen (Germany)	2,408	515,372
Power Financial Corp. (Canada)	14,500	402,200
Primerica, Inc.	335	27,319
ProAssurance Corp.	167	9,127
RenaissanceRe Holdings Ltd. (Bermuda)	2,343	316,633
Safety Insurance Group, Inc.	3,036	231,647
Stewart Information Services Corp.	6,779	255,975
Swiss Re AG (Switzerland)	4,905	444,611
Talanx AG (Germany)	13,778	557,445
Travelers Cos., Inc. (The)	7,267	890,353
Tryg A/S (Denmark)	21,055	486,820
United Fire Group, Inc.	2,015	92,327
Unum Group	2,923	149,453
Validus Holdings Ltd.	9,155	450,518

A937

AST LEGG MASON DIVERSIFIED GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Insurance (cont’d.)
XL Group Ltd. (Bermuda)	943	$37,201
Zurich Insurance Group AG (Switzerland)	1,499	458,064

		14,498,746

Internet & Direct Marketing Retail — 0.2%
CJ O Shopping Co. Ltd. (South Korea)	326	56,378
GS Home Shopping, Inc. (South Korea)	691	131,121
HSN, Inc.	694	27,101
Liberty Interactive Corp. QVC Group (Class A Stock)*	5,812	136,989
Liberty TripAdvisor Holdings, Inc. (Class A Stock)*	1,298	16,030
Liberty Ventures (Class A Stock)*	1,323	76,139
PetMed Express, Inc.(a)	3,779	125,274

		569,032

Internet Software & Services — 0.5%
eBay, Inc.*	7,122	273,912
Facebook, Inc. (Class A Stock)*	3,856	658,875
j2 Global, Inc.	933	68,930
LogMeIn, Inc.	647	71,202
Twitter, Inc.*	29,977	505,712

		1,578,631

IT Services — 1.1%
Amdocs Ltd.(a)	7,669	493,270
Booz Allen Hamilton Holding Corp.	4,691	175,396
Convergys Corp.(a)	10,071	260,738
CSG Systems International, Inc.	4,152	166,495
DXC Technology Co.	4,328	371,689
EVERTEC, Inc. (Puerto Rico)	15,203	240,968
Forrester Research, Inc.	6,130	256,541
Hackett Group, Inc. (The)	19,470	295,749
Infosys Ltd. (India), ADR(a)	10,204	148,876
International Business Machines Corp.	3,433	498,060
Science Applications International Corp.	1,090	72,867
Travelport Worldwide Ltd.	19,882	312,147
Wipro Ltd. (India), ADR(a)	9,954	56,539

		3,349,335

Leisure Products — 0.0%
Sturm Ruger & Co., Inc.	1,604	82,927

Life Sciences Tools & Services — 0.1%
PRA Health Sciences, Inc.*	2,948	224,549

Machinery — 0.7%
Allison Transmission Holdings, Inc.	574	21,542
Briggs & Stratton Corp.	7,407	174,065
Cummins, Inc.	1,479	248,516
Deere & Co.	3,587	450,491
Douglas Dynamics, Inc.	1,670	65,797
Global Brass & Copper Holdings, Inc.	5,145	173,901
Lincoln Electric Holdings, Inc.	429	39,331
MAN SE (Germany)	4,459	503,348
Nordson Corp.	364	43,133
Parker-Hannifin Corp.	136	23,803
Pentair PLC (United Kingdom)	1,340	91,066
Turk Traktor ve Ziraat Makineleri A/S (Turkey)	1,920	41,787
WABCO Holdings, Inc.*	96	14,207

	Shares	Value
COMMON STOCKS (Continued)
Machinery (cont’d.)
Wabtec Corp.(a)	859	$65,069

		1,956,056

Marine — 0.0%
COSCO SHIPPING Energy Transportation Co. Ltd. (China) (Class H Stock)	180,000	100,255

Media — 2.3%
AMC Networks, Inc. (Class A Stock)*	5,531	323,398
Astro Malaysia Holdings Bhd (Malaysia)	206,000	137,658
CBS Corp. (Class B Stock)	6,482	375,955
Comcast Corp. (Class A Stock)	41,876	1,611,388
Discovery Communications, Inc. (Class A Stock)*(a)	9,680	206,087
Discovery Communications, Inc. (Class C Stock)*	7,107	143,988
Gannett Co., Inc.	11,583	104,247
Interpublic Group of Cos., Inc. (The)	1,507	31,331
KT Skylife Co. Ltd. (South Korea)	1,767	22,242
Liberty Broadband Corp. (Class A Stock)*	907	85,421
Liberty Broadband Corp. (Class C Stock)*	1,738	165,631
Liberty Global PLC (United Kingdom) (Class A Stock)*	1,700	57,647
Liberty Global PLC (United Kingdom) (Class C Stock)*	3,145	102,842
Liberty Global PLC LiLAC (United Kingdom) (Class A Stock)*	396	9,409
Liberty Global PLC LiLAC (United Kingdom) (Class C Stock)*	528	12,302
Liberty Media Corp.-Liberty Braves (Class A Stock)*	147	3,729
Liberty Media Corp.-Liberty Braves (Class C Stock)*	336	8,491
Liberty Media Corp.-Liberty Formula One (Class A Stock)*	542	19,778
Liberty Media Corp.-Liberty Formula One (Class C Stock)*	1,041	39,652
Liberty Media Corp.-Liberty SiriusXM (Class A Stock)*	2,463	103,200
Liberty Media Corp.-Liberty SiriusXM (Class C Stock)*	4,363	182,679
Lions Gate Entertainment Corp. (Class B Stock)*	910	28,929
Madison Square Garden Co. (The) (Class A Stock)*	1,235	264,414
Meredith Corp.	1,160	64,379
MSG Networks, Inc. (Class A Stock)*	3,613	76,596
Multiplus SA (Brazil)	5,200	63,671
National CineMedia, Inc.	2,547	17,778
New Media Investment Group, Inc	2,287	33,825
Omnicom Group, Inc.	1,615	119,623
Regal Entertainment Group (Class A Stock)(a)	10,617	169,872
RTL Group SA (Luxembourg)	4,921	372,936
Scripps Networks Interactive, Inc. (Class A Stock)(a)	3,785	325,094
SES SA (Luxembourg)	20,795	455,240
Time, Inc.	12,826	173,151
Viacom, Inc. (Class B Stock)	517	14,393
Walt Disney Co. (The)	7,219	711,577

A938

AST LEGG MASON DIVERSIFIED GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Media (cont’d.)
World Wrestling Entertainment, Inc. (Class A Stock)	942	$22,184

		6,660,737

Metals & Mining — 0.6%
China Steel Corp. (Taiwan)	50,000	40,196
Compass Minerals International, Inc.	2,842	184,446
Eregli Demir ve Celik Fabrikalari TAS (Turkey)	15,623	33,901
Freeport-McMoRan, Inc.*	16,573	232,685
Gold Fields Ltd. (South Africa)	7,578	32,772
Kaiser Aluminum Corp.	2,833	292,196
Nucor Corp.	3,645	204,266
POSCO (South Korea)	287	79,753
Royal Gold, Inc.	3,525	303,291
Schnitzer Steel Industries, Inc. (Class A Stock)	4,209	118,483
Severstal PJSC (Russia), GDR	5,720	85,599
Steel Dynamics, Inc.	921	31,747

		1,639,335

Mortgage Real Estate Investment Trusts (REITs) — 0.6%
AGNC Investment Corp.	13,644	295,802
Anworth Mortgage Asset Corp.	31,738	190,745
Apollo Commercial Real Estate Finance, Inc.(a)	14,343	259,752
Capstead Mortgage Corp.	2,792	26,943
Chimera Investment Corp.	13,132	248,457
CYS Investments, Inc.	28,501	246,249
Dynex Capital, Inc.	7,403	53,820
New Residential Investment Corp.	12,695	212,387
Starwood Property Trust, Inc.	9,122	198,130

		1,732,285

Multiline Retail — 0.7%
Big Lots, Inc.(a)	5,317	284,832
Canadian Tire Corp. Ltd. (Canada) (Class A Stock)	2,133	265,550
Kohl’s Corp.(a)	5,548	253,267
Macy’s, Inc.	3,470	75,715
Matahari Department Store Tbk PT (Indonesia)	47,900	33,004
Nordstrom, Inc.	2,099	98,968
Target Corp.	16,972	1,001,517

		2,012,853

Multi-Utilities — 1.3%
Atco Ltd. (Canada) (Class I Stock)	10,800	396,426
Avista Corp.	4,715	244,096
Canadian Utilities Ltd. (Canada) (Class A Stock)	19,300	599,379
Centrica PLC (United Kingdom)	136,140	341,215
Consolidated Edison, Inc.	4,906	395,816
Engie SA (France)	14,331	243,359
National Grid PLC (United Kingdom)	38,092	471,790
NorthWestern Corp.	3,713	211,418
Public Service Enterprise Group, Inc.	6,803	314,639
Unitil Corp.	1,582	78,246

	Shares	Value
COMMON STOCKS (Continued)
Multi-Utilities (cont’d.)
WEC Energy Group, Inc.	6,299	$395,451

		3,691,835

Oil, Gas & Consumable Fuels — 3.0%
Alliance Resource Partners LP, MLP	10,251	198,357
Anadarko Petroleum Corp.	19,714	963,029
Andeavor	1,903	196,294
Bangchak Corp. PCL (Thailand), NVDR	58,600	70,447
Caltex Australia Ltd. (Australia)	19,400	489,489
Chevron Corp.	2,703	317,603
China Petroleum & Chemical Corp. (China) (Class H Stock)	1,078,000	812,470
China Shenhua Energy Co. Ltd. (China) (Class H Stock)	13,776	32,571
DCP Midstream LP, MLP	4,949	171,433
Delek US Holdings, Inc.	10,861	290,315
Enagas SA (Spain)	14,205	400,264
Exxon Mobil Corp.	10,916	894,894
HollyFrontier Corp.	4,671	168,016
Indo Tambangraya Megah Tbk PT (Indonesia)	86,200	129,684
JXTG Holdings, Inc. (Japan)	107,400	553,778
Kunlun Energy Co. Ltd. (China)	32,000	31,316
Motor Oil Hellas Corinth Refineries SA (Greece)	6,668	159,602
Newfield Exploration Co.*	9,382	278,364
Occidental Petroleum Corp.	2,800	179,787
ONEOK, Inc.	5,048	279,710
PetroChina Co. Ltd. (China) (Class H Stock)	26,000	16,548
Petronas Dagangan Bhd (Malaysia)	21,200	122,191
Polski Koncern Naftowy ORLEN SA (Poland)	3,140	104,771
Polskie Gornictwo Naftowe i Gazownictwo SA (Poland)	18,154	33,802
PTT PCL (Thailand), NVDR	27,200	333,068
Semirara Mining & Power Corp. (Philippines)	152,120	139,903
Star Petroleum Refining PCL (Thailand), NVDR	236,200	125,492
TC PipeLines LP, MLP	3,468	181,446
Tupras Turkiye Petrol Rafinerileri A/S (Turkey)	4,290	146,402
Valero Energy Corp.	8,088	622,210
Williams Partners LP, MLP	4,346	169,059

		8,612,315

Paper & Forest Products — 0.0%
Schweitzer-Mauduit International, Inc.	3,432	142,291

Personal Products — 0.0%
Chlitina Holding Ltd. (China)	27,000	92,888

Pharmaceuticals — 2.7%
Allergan PLC	4,555	933,547
AstraZeneca PLC (United Kingdom)	3,127	207,950
Bristol-Myers Squibb Co.	8,701	554,602
China Shineway Pharmaceutical Group Ltd. (China)	21,000	18,737
Consun Pharmaceutical Group Ltd. (China)	171,000	144,276
Eli Lilly & Co.	5,752	492,026
Formosa Laboratories, Inc. (Taiwan)	48,000	111,617

A939

AST LEGG MASON DIVERSIFIED GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Pharmaceuticals (cont’d.)
GlaxoSmithKline PLC (United Kingdom)	10,010	$200,106
Johnson & Johnson	4,271	555,273
Mallinckrodt PLC*	290	10,837
Merck & Co., Inc.	7,997	512,048
Mitsubishi Tanabe Pharma Corp. (Japan)	20,900	479,802
Novartis AG (Switzerland)	2,591	222,243
Novo Nordisk A/S (Denmark) (Class B Stock)	10,815	519,971
Otsuka Holdings Co. Ltd. (Japan)	8,600	341,950
Pfizer, Inc.	16,290	581,553
Roche Holding AG (Switzerland)	2,745	701,677
Sanofi (France)	5,224	520,029
Shionogi & Co. Ltd. (Japan)	4,400	240,534
Teva Pharmaceutical Industries Ltd. (Israel), ADR	12,896	226,969
Tsumura & Co. (Japan)	9,400	338,784
Valeant Pharmaceuticals International, Inc.*	2,643	37,874

		7,952,405

Professional Services — 0.3%
CRA International, Inc.	7,026	288,417
Insperity, Inc.	2,730	240,239
ManpowerGroup, Inc.	882	103,917
Resources Connection, Inc.	17,985	249,992
Robert Half International, Inc.	485	24,415

		906,980

Real Estate Management & Development — 0.9%
China Overseas Land & Investment Ltd. (China)	21,491	70,119
China Vanke Co. Ltd. (China) (Class H Stock)	232,400	768,899
Daito Trust Construction Co. Ltd. (Japan)	3,400	619,421
Huaku Development Co. Ltd. (Taiwan)	52,000	113,638
Hysan Development Co. Ltd. (Hong Kong)	97,000	457,652
K Wah International Holdings Ltd. (Hong Kong)	144,000	86,918
LPN Development PCL (Thailand), NVDR	81,400	30,300
Pruksa Holding PCL (Thailand), NVDR	84,200	59,335
Quality Houses PCL (Thailand), NVDR	1,522,100	126,047
Realogy Holdings Corp.	278	9,160
Shenzhen Investment Ltd. (China)	212,000	96,299
SP Setia Bhd Group (Malaysia)	60,800	52,424

		2,490,212

Road & Rail — 0.5%
ComfortDelGro Corp. Ltd. (Singapore)	300,200	461,304
Globaltrans Investment PLC (Cyprus), GDR	19,363	181,274
Norfolk Southern Corp.	2,126	281,142
Union Pacific Corp.	4,516	523,721

		1,447,441

Semiconductors & Semiconductor Equipment — 2.2%
Advanced Semiconductor Engineering, Inc. (Taiwan)	24,749	30,359
Broadcom Ltd.	4,942	1,198,633
Cohu, Inc.	8,269	197,133
Cree, Inc.*(a)	10,215	287,961
Intel Corp.	11,566	440,433
Marvell Technology Group Ltd. (Bermuda)	9,655	172,825

	Shares	Value
COMMON STOCKS (Continued)
Semiconductors & Semiconductor Equipment (cont’d.)
Maxim Integrated Products, Inc.	7,871	$375,525
MKS Instruments, Inc.	3,397	320,847
Novatek Microelectronics Corp. (Taiwan)	150,000	565,045
Phison Electronics Corp. (Taiwan)	11,000	130,768
Powertech Technology, Inc. (Taiwan)	28,000	80,924
Siliconware Precision Industries Co. Ltd. (Taiwan)	364,000	582,315
Sitronix Technology Corp. (Taiwan)	22,000	63,963
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	142,104	1,017,815
Texas Instruments, Inc.	4,189	375,502
Xilinx, Inc.	2,905	205,761
Xperi Corp.	9,005	227,827

		6,273,636

Software — 1.0%
American Software, Inc. (Class A Stock)	5,134	58,322
Asseco Poland SA (Poland)	5,885	74,695
Autodesk, Inc.*	5,966	669,743
CA, Inc.	11,707	390,780
Citrix Systems, Inc.*	3,695	283,850
Micro Focus International PLC (United Kingdom), ADR*	2,472	78,857
Microsoft Corp.	10,394	774,249
Nuance Communications, Inc.*	14,744	231,776
Oracle Corp.	9,878	477,601

		3,039,873

Specialty Retail — 1.5%
Aaron’s, Inc.	7,938	346,335
Abercrombie & Fitch Co. (Class A Stock)	10,529	152,039
American Eagle Outfitters, Inc.	14,936	213,585
Best Buy Co., Inc.(a)	12,056	686,710
Big 5 Sporting Goods Corp.(a)	17,233	131,832
Chico’s FAS, Inc.	7,993	71,537
Children’s Place, Inc. (The)(a)	2,683	316,996
DSW, Inc. (Class A Stock)(a)	9,863	211,857
Finish Line, Inc. (The) (Class A Stock)(a)	15,087	181,497
Foot Locker, Inc.	6,388	224,985
GameStop Corp. (Class A Stock)	5,421	111,998
Home Depot, Inc. (The)	3,264	533,860
O’Reilly Automotive, Inc.*	336	72,364
Rent-A-Center, Inc.(a)	12,248	140,607
Ross Stores, Inc.	3,868	249,757
Shoe Carnival, Inc.	1,152	25,782
Signet Jewelers Ltd.(a)	527	35,072
Tractor Supply Co.	488	30,886
USS Co. Ltd. (Japan)	13,709	276,688
Williams-Sonoma, Inc.(a)	5,916	294,972
Yamada Denki Co. Ltd. (Japan)	21,200	115,924

		4,425,283

Technology Hardware, Storage & Peripherals — 2.9%
Apple, Inc.	14,106	2,174,016
Asustek Computer, Inc. (Taiwan)	55,000	453,245
Compal Electronics, Inc. (Taiwan)	678,000	482,283
CPI Card Group, Inc.(a)	53,178	62,750
Foxconn Technology Co. Ltd. (Taiwan)	12,231	35,397
Hewlett Packard Enterprise Co.	18,005	264,854

A940

AST LEGG MASON DIVERSIFIED GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Technology Hardware, Storage & Peripherals (cont’d.)
HP, Inc.	7,710	$153,892
Lite-On Technology Corp. (Taiwan)	361,245	517,465
Neopost SA (France)	7,679	298,484
NetApp, Inc.	747	32,689
Pegatron Corp. (Taiwan)	203,000	528,576
Samsung Electronics Co. Ltd. (South Korea)	258	580,558
Seagate Technology PLC(a)	22,547	747,884
Western Digital Corp.	16,253	1,404,259
Wistron Corp. (Taiwan)	36,997	29,671
Xerox Corp.	19,494	648,956

		8,414,979

Textiles, Apparel & Luxury Goods — 1.0%
Carter’s, Inc.	3,340	329,824
Coach, Inc.	7,355	296,259
Culp, Inc.	2,217	72,607
Hanesbrands, Inc.(a)	1,961	48,319
Li & Fung Ltd. (Hong Kong)	712,000	357,944
MC Group PCL (Thailand), NVDR	219,900	100,820
Michael Kors Holdings Ltd.*	2,182	104,409
Movado Group, Inc.	5,463	152,963
Oxford Industries, Inc.	4,786	304,102
Ralph Lauren Corp.(a)	6,700	591,543
Wolverine World Wide, Inc.	2,853	82,309
Xtep International Holdings Ltd. (China)	147,000	50,700
Yue Yuen Industrial Holdings Ltd. (Hong Kong)	143,600	547,909

		3,039,708

Thrifts & Mortgage Finance — 0.2%
Astoria Financial Corp.	5,961	128,162
New York Community Bancorp, Inc.	5,635	72,635
Northfield Bancorp, Inc.	2,353	40,825
Oritani Financial Corp.(a)	15,157	254,638

		496,260

Tobacco — 0.8%
Altria Group, Inc.	3,943	250,065
British American Tobacco Malaysia Bhd (Malaysia)	3,500	36,250
British American Tobacco PLC (United Kingdom)	6,805	426,018
Imperial Brands PLC (United Kingdom)	15,917	679,349
Japan Tobacco, Inc. (Japan)	7,600	249,059
KT&G Corp. (South Korea)	5,801	535,320
Vector Group Ltd.	6,815	139,503

		2,315,564

Trading Companies & Distributors — 1.0%
Applied Industrial Technologies, Inc.	4,858	319,656
Marubeni Corp. (Japan)	83,000	567,405
Mitsui & Co. Ltd. (Japan)	31,600	467,393
MSC Industrial Direct Co., Inc. (Class A Stock)	1,718	129,829
NOW, Inc.*	6,569	90,718
Sumitomo Corp. (Japan)	36,000	518,307
W.W. Grainger, Inc.(a)	3,963	712,349

		2,805,657

	Shares	Value
COMMON STOCKS (Continued)
Transportation Infrastructure — 0.5%
Beijing Capital International Airport Co. Ltd. (China) (Class H Stock)	388,000	$579,123
Grupo Aeroportuario del Pacifico SAB de CV (Mexico) (Class B Stock)	5,200	53,256
Hutchison Port Holdings Trust (Hong Kong), UTS	1,466,600	630,637
Jiangsu Expressway Co. Ltd. (China) (Class H Stock)	80,000	122,857
Shenzhen Expressway Co. Ltd. (China) (Class H Stock)	40,000	38,896
TAV Havalimanlari Holding A/S (Turkey)	24,999	123,881

		1,548,650

Water Utilities — 0.2%
Guangdong Investment Ltd. (China)	38,000	54,261
Severn Trent PLC (United Kingdom)	11,945	347,939
TTW PCL (Thailand), NVDR	113,800	36,868

		439,068

Wireless Telecommunication Services — 0.7%
China Mobile Ltd. (China)	13,500	137,051
Far EasTone Telecommunications Co. Ltd. (Taiwan)	19,000	45,204
Intouch Holdings PCL (Thailand), NVDR	78,300	135,063
KDDI Corp. (Japan)	13,000	342,680
NTT DOCOMO, Inc. (Japan)	17,100	390,851
Rogers Communications, Inc. (Canada) (Class B Stock)	9,500	489,866
SK Telecom Co. Ltd. (South Korea)	320	71,401
Taiwan Mobile Co. Ltd. (Taiwan)	139,000	495,419

		2,107,535

TOTAL COMMON STOCKS (cost $188,934,843)		205,768,307

PREFERRED STOCKS — 0.1%
Banks — 0.1%
Banco Bradesco SA (Brazil) (PRFC B)	17,710	196,719

Paper & Forest Products — 0.0%
Suzano Papel e Celulose SA (Brazil) (PRFC A)	22,700	131,879

TOTAL PREFERRED STOCKS (cost $229,747)		328,598

UNAFFILIATED EXCHANGE TRADED FUNDS — 1.5%
iShares MSCI Emerging Markets ETF(a)	10,422	467,010
iShares Russell 1000 ETF(a)	16,320	2,282,842
iShares Russell 1000 Value ETF	1,650	195,542
iShares Russell 2000 Index Fund ETF(a)	9,544	1,414,230

TOTAL UNAFFILIATED EXCHANGE TRADED FUNDS (cost $4,052,575)		4,359,624

TOTAL LONG-TERM INVESTMENTS (cost $232,596,914)		252,748,046

A941

AST LEGG MASON DIVERSIFIED GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

	Shares	Value
SHORT-TERM INVESTMENTS — 19.1%

AFFILIATED MUTUAL FUNDS — 10.4%
Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund(w)	11,961,842	$11,961,842
Prudential Investment Portfolios 2 - Prudential Institutional Money Market Fund (cost $18,339,495; includes $18,325,347 of cash collateral for securities on loan)(b)(w)	18,337,661	18,339,495

TOTAL AFFILIATED MUTUAL FUNDS (cost $30,301,337)		30,301,337

UNAFFILIATED FUND — 0.7%
Fidelity Investments Money Market Funds - Treasury Only Portfolio (cost $2,048,522)	2,048,522	2,048,522

Interest Rate	Maturity Date	Principal Amount (000)#
U.S. TREASURY OBLIGATIONS(n) — 8.0%
U.S. Treasury Bills
1.072%	12/28/17	2,510	2,503,646
1.110%	12/28/17	20,910	20,857,067

TOTAL U.S. TREASURY OBLIGATIONS (cost $23,357,793)			23,360,713

Value
TOTAL SHORT-TERM INVESTMENTS (cost $55,707,652)	$55,710,572

TOTAL INVESTMENTS — 105.6%
(cost $288,304,566)	308,458,618
Liabilities in excess of other assets(z) — (5.6)%	(16,495,858)

NET ASSETS — 100.0%	$291,962,760

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.
#	Principal amount is shown in U.S. dollars unless otherwise stated.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $17,887,015; cash collateral of $18,325,347 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(n)	Rate shown reflects yield to maturity at purchase date.
(w)	PGIM Investments LLC, the manager of the Portfolio, also serves as manager/co-manager of the underlying portfolios in which the Portfolio invests.
(z)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts outstanding at September 30, 2017:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Position:
230	S&P 500 E-Mini Index	Dec. 2017	$28,304,255	$28,935,150	$ 630,895

Cash of $1,163,650 has been segregated with UBS AG to cover requirements for open futures contracts at September 30, 2017.

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

A942

AST LEGG MASON DIVERSIFIED GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

The following is a summary of the inputs used as of September 30, 2017 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Affiliated Mutual Funds	$ 72,592,854	$ —	$ —
Common Stocks	138,329,881	67,438,426	—
Preferred Stocks	328,598	—	—
Unaffiliated Exchange Traded Funds	4,359,624	—	—
Unaffiliated Fund	2,048,522	—	—
U.S. Treasury Obligations	—	23,360,713	—
Other Financial Instruments*
Futures Contracts	630,895	—	—

Total	$218,290,374	$90,799,139	$ —

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC contracts which are recorded at fair value.

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

A943

AST LOOMIS SAYLES LARGE-CAP GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 98.1%

COMMON STOCKS
Air Freight & Logistics — 5.1%
Expeditors International of Washington, Inc.	1,336,530	$80,004,686
United Parcel Service, Inc. (Class B Stock)	568,028	68,214,483

		148,219,169

Beverages — 6.7%
Coca-Cola Co. (The)	1,858,037	83,630,245
Monster Beverage Corp.*	2,008,912	110,992,388

		194,622,633

Biotechnology — 4.7%
Amgen, Inc.	305,385	56,939,033
Regeneron Pharmaceuticals, Inc.*	178,394	79,763,525

		136,702,558

Capital Markets — 4.6%
FactSet Research Systems, Inc.(a)	265,298	47,782,823
SEI Investments Co.	1,384,911	84,562,666

		132,345,489

Communications Equipment — 4.5%
Cisco Systems, Inc.	3,877,544	130,401,805

Consumer Finance — 1.5%
American Express Co.	490,919	44,408,533

Energy Equipment & Services — 3.1%
Schlumberger Ltd.	1,275,469	88,976,717

Food Products — 3.3%
Danone SA (France), ADR	6,039,336	95,119,542

Health Care Equipment & Supplies — 2.1%
Varian Medical Systems, Inc.*(a)	602,257	60,261,836

Health Care Technology — 2.5%
Cerner Corp.*(a)	1,018,507	72,639,919

Hotels, Restaurants & Leisure — 3.2%
Yum China Holdings, Inc.*	1,046,370	41,823,409
Yum! Brands, Inc.	691,109	50,872,533

		92,695,942

Household Products — 2.9%
Procter & Gamble Co. (The)	933,013	84,885,523

Internet & Direct Marketing Retail — 6.0%
Amazon.com, Inc.*	180,418	173,444,844

Internet Software & Services — 18.7%
Alibaba Group Holding Ltd. (China), ADR*(a)	1,148,907	198,427,728
Alphabet, Inc. (Class C Stock)*	82,285	78,920,366
Alphabet, Inc. (Class A Stock)*	82,132	79,973,571
Facebook, Inc. (Class A Stock)*	1,085,767	185,525,007

		542,846,672

IT Services — 6.1%
Automatic Data Processing, Inc.	221,513	24,215,801
Visa, Inc. (Class A Stock)(a)	1,444,164	151,983,819

		176,199,620

Machinery — 2.7%
Deere & Co.	615,177	77,260,079

	Shares	Value
COMMON STOCKS (Continued)
Pharmaceuticals — 6.5%
Merck & Co., Inc.	523,252	$33,503,826
Novartis AG (Switzerland), ADR	649,009	55,717,423
Novo Nordisk A/S (Denmark), ADR(a)	2,030,807	97,783,357

		187,004,606

Semiconductors & Semiconductor Equipment — 3.3%
Analog Devices, Inc.	149,513	12,883,535
QUALCOMM, Inc.	1,592,647	82,562,820

		95,446,355

Software — 10.6%
Autodesk, Inc.*	957,210	107,456,395
Microsoft Corp.	1,016,381	75,710,221
Oracle Corp.	2,563,674	123,953,638

		307,120,254

TOTAL LONG-TERM INVESTMENTS (cost $1,893,276,716)		2,840,602,096

SHORT-TERM INVESTMENTS — 16.1%

AFFILIATED MUTUAL FUNDS
Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund(w)	34,367,955	34,367,955
Prudential Investment Portfolios 2 - Prudential Institutional Money Market Fund (cost $431,271,209; includes $430,835,150 of cash collateral for securities on loan)(b)(w)	431,228,086	431,271,209

TOTAL SHORT-TERM INVESTMENTS (cost $465,639,164)		465,639,164

TOTAL INVESTMENTS — 114.2% (cost $2,358,915,880)		3,306,241,260
Liabilities in excess of other assets — (14.2)%		(412,153,326)

NET ASSETS — 100.0%		$2,894,087,934

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $425,796,954; cash collateral of $430,835,150 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund and Prudential Institutional Money Market Fund.

A944

AST LOOMIS SAYLES LARGE-CAP GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2017 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Air Freight & Logistics	$148,219,169	$—	$—
Beverages	194,622,633	—	—
Biotechnology	136,702,558	—	—
Capital Markets	132,345,489	—	—
Communications Equipment	130,401,805	—	—
Consumer Finance	44,408,533	—	—
Energy Equipment & Services	88,976,717	—	—
Food Products	95,119,542	—	—
Health Care Equipment & Supplies	60,261,836	—	—
Health Care Technology	72,639,919	—	—
Hotels, Restaurants & Leisure	92,695,942	—	—
Household Products	84,885,523	—	—
Internet & Direct Marketing Retail	173,444,844	—	—
Internet Software & Services	542,846,672	—	—
IT Services	176,199,620	—	—
Machinery	77,260,079	—	—
Pharmaceuticals	187,004,606	—	—
Semiconductors & Semiconductor Equipment	95,446,355	—	—
Software	307,120,254	—	—
Affiliated Mutual Funds	465,639,164	—	—

Total	$3,306,241,260	$—	$—

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

A945

AST LORD ABBETT CORE FIXED INCOME PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

				Principal
	Interest		Maturity	Amount
	Rate		Date	(000)#	Value
LONG-TERM INVESTMENTS — 109.9%
ASSET-BACKED SECURITIES — 20.8%

Automobiles — 11.1%
Ally Auto Receivables Trust, Series 2014-A, Class A, 144A	0.630%		04/15/19	1,602	$1,601,018
Ally Master Owner Trust, Series 2014-5, Class A2	1.600%		10/15/19	10,903	10,903,760
Ally Master Owner Trust, Series 2015-3, Class A .	1.630%		05/15/20	7,809	7,812,574
American Credit Acceptance Receivables Trust, Series 2015-1, Class C, 144A	4.290%		04/12/21	2,956	2,990,766
American Credit Acceptance Receivables Trust, Series 2015-3, Class C, 144A	4.840%		10/12/21	1,965	2,011,265
AmeriCredit Automobile Receivables Trust, Series 2013-5, Class D	2.860%		12/09/19	2,472	2,488,961
AmeriCredit Automobile Receivables Trust, Series 2014-1, Class B	1.680%		07/08/19	36	35,754
AmeriCredit Automobile Receivables Trust, Series 2014-4, Class A3	1.270%		07/08/19	217	216,897
AmeriCredit Automobile Receivables Trust, Series 2015-3, Class A3	1.540%		03/09/20	1,462	1,461,768
AmeriCredit Automobile Receivables Trust, Series 2015-3, Class B	2.080%		09/08/20	1,718	1,723,164
AmeriCredit Automobile Receivables Trust, Series 2016-1, Class A2B, 1 Month LIBOR + 0.750%	1.982	%(c)	06/10/19	215	215,037
AmeriCredit Automobile Receivables Trust, Series 2016-2, Class A2A	1.420%		10/08/19	377	376,674
AmeriCredit Automobile Receivables Trust, Series 2016-4, Class A2A	1.340%		04/08/20	1,283	1,282,316
AmeriCredit Automobile Receivables Trust, Series 2017-2, Class A2A	1.650%		09/18/20	7,362	7,359,762
AmeriCredit Automobile Receivables Trust, Series 2017-2, Class C	2.970%		03/20/23	2,436	2,460,484
AmeriCredit Automobile Receivables Trust, Series 2017-3, Class A2A	1.690%		12/18/20	1,848	1,848,530
AmeriCredit Automobile Receivables Trust, Series 2017-3, Class B	2.240%		06/19/23	1,003	1,000,027
Avis Budget Rental Car Funding AESOP LLC, Series 2013-1A, Class A, 144A	1.920%		09/20/19	5,227	5,225,842
California Republic Auto Receivables Trust, Series 2014-3, Class B	2.660%		08/17/20	1,902	1,914,059
California Republic Auto Receivables Trust, Series 2015-1, Class A4	1.820%		09/15/20	2,689	2,690,628
California Republic Auto Receivables Trust, Series 2015-3, Class B	2.700%		09/15/21	492	495,308
California Republic Auto Receivables Trust, Series 2016-2, Class A3	1.560%		07/15/20	907	906,491
California Republic Auto Receivables Trust, Series 2016-2, Class B	2.520%		05/16/22	1,185	1,181,753
Capital Auto Receivables Asset Trust, Series 2014-3, Class B, 144A	2.350%		07/22/19	5,995	6,008,273
CarMax Auto Owner Trust, Series 2014-1, Class A4	1.320%		07/15/19	1,116	1,115,411
CarMax Auto Owner Trust, Series 2015-2, Class A3	1.370%		03/16/20	582	581,815
CarMax Auto Owner Trust, Series 2015-4, Class A3	1.560%		11/16/20	1,815	1,814,142
CarMax Auto Owner Trust, Series 2016-1, Class A2A	1.300%		04/15/19	448	448,282

A946

AST LORD ABBETT CORE FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)#	Value
ASSET-BACKED SECURITIES (Continued)

Automobiles (cont’d.)
CarMax Auto Owner Trust, Series 2016-3, Class A2	1.170%	08/15/19	1,720	$1,718,775
CarMax Auto Owner Trust, Series 2016-3, Class A3	1.390%	05/17/21	2,705	2,691,544
Chesapeake Funding II LLC, Series 2016-2A, Class A1, 144A	1.880%	06/15/28	1,990	1,990,755
Chrysler Capital Auto Receivables Trust, Series 2014-BA, Class A4, 144A	1.760%	12/16/19	563	563,775
Chrysler Capital Auto Receivables Trust, Series 2014-BA, Class D, 144A	3.440%	08/16/21	1,785	1,805,576
Chrysler Capital Auto Receivables Trust, Series 2016-AA, Class A2, 144A	1.470%	04/15/19	45	45,181
Chrysler Capital Auto Receivables Trust, Series 2016-AA, Class A3, 144A	1.770%	10/15/20	6,344	6,349,698
Chrysler Capital Auto Receivables Trust, Series 2016-AA, Class B, 144A	2.880%	02/15/22	979	987,119
Chrysler Capital Auto Receivables Trust, Series 2016-AA, Class C, 144A	3.250%	06/15/22	650	655,602
CPS Auto Receivables Trust, Series 2016-B, Class D, 144A	6.580%	03/15/22	790	844,408
Drive Auto Receivables Trust, Series 2015-AA, Class C, 144A	3.060%	05/17/21	609	612,661
Drive Auto Receivables Trust, Series 2015-DA, Class C, 144A	3.380%	11/15/21	2,020	2,037,737
Drive Auto Receivables Trust, Series 2015-DA, Class D, 144A	4.590%	01/17/23	2,271	2,335,879
Drive Auto Receivables Trust, Series 2016-CA, Class B, 144A	2.370%	11/16/20	1,320	1,325,118
Drive Auto Receivables Trust, Series 2016-CA, Class C, 144A	3.020%	11/15/21	3,506	3,549,563
Drive Auto Receivables Trust, Series 2016-CA, Class D, 144A	4.180%	03/15/24	1,100	1,136,048
Drive Auto Receivables Trust, Series 2017-2, Class A2A	1.630%	08/15/19	3,539	3,539,537
Drive Auto Receivables Trust, Series 2017-2, Class A3	1.820%	06/15/20	3,452	3,453,144
Drive Auto Receivables Trust, Series 2017-2, Class B	2.250%	06/15/21	1,237	1,237,846
Drive Auto Receivables Trust, Series 2017-2, Class C	2.750%	09/15/23	1,412	1,409,983
Drive Auto Receivables Trust, Series 2017-2, Class D	3.490%	09/15/23	6,020	6,018,521
Drive Auto Receivables Trust, Series 2017-AA, Class B, 144A	2.510%	01/15/21	2,051	2,061,798
Drive Auto Receivables Trust, Series 2017-AA, Class D, 144A	4.160%	05/15/24	1,724	1,753,384
Drive Auto Receivables Trust, Series 2017-BA, Class B, 144A	2.200%	05/15/20	1,455	1,458,015
Drive Auto Receivables Trust, Series 2017-BA, Class C, 144A	2.610%	08/16/21	1,843	1,849,999
Drive Auto Receivables Trust, Series 2017-BA, Class D, 144A	3.720%	10/17/22	1,216	1,223,382
Enterprise Fleet Financing LLC, Series 2017-1, Class A2, 144A	2.130%	07/20/22	2,090	2,095,712
First Investors Auto Owner Trust, Series 2013-2A, Class D, 144A	3.580%	06/15/20	1,074	1,074,758

A947

AST LORD ABBETT CORE FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)#	Value
ASSET-BACKED SECURITIES (Continued)

Automobiles (cont’d.)
First Investors Auto Owner Trust, Series 2015-2A, Class A1, 144A	1.590%	12/16/19	95	$95,209
First Investors Auto Owner Trust, Series 2016-2A, Class A1, 144A	1.530%	11/16/20	1,388	1,385,556
First Investors Auto Owner Trust, Series 2017-2A, Class A1, 144A	1.860%	10/15/21	6,085	6,077,549
Flagship Credit Auto Trust, Series 2017-2, Class A, 144A	1.850%	07/15/21	2,118	2,117,200
Flagship Credit Auto Trust, Series 2017-3, Class A, 144A	1.880%	10/15/21	2,164	2,162,780
Flagship Credit Auto Trust, Series 2017-3, Class B, 144A	2.590%	07/15/22	1,095	1,091,567
Ford Credit Auto Owner Trust, Series 2014-C, Class A3	1.060%	05/15/19	2,886	2,883,635
Ford Credit Auto Owner Trust, Series 2016-B, Class A2A	1.080%	03/15/19	1,332	1,331,644
Ford Credit Auto Owner Trust, Series 2016-C, Class A2A	1.040%	09/15/19	2,462	2,457,690
Ford Credit Auto Owner Trust, Series 2017-2, Class B, 144A^	2.600%	03/15/29	373	372,829
Foursight Capital Automobile Receivables Trust, Series 2016-1, Class A2, 144A	2.870%	10/15/21	2,235	2,243,624
GM Financial Consumer Automobile 2017-1, Series 2017-1A, Class B, 144A	2.300%	06/16/23	526	525,241
GMF Floorplan Owner Revolving Trust, Series 2015-1, Class B, 144A	1.970%	05/15/20	2,546	2,547,518
Honda Auto Receivables Owner Trust, Series 2014-4, Class A3	0.990%	09/17/18	571	570,874
Honda Auto Receivables Owner Trust, Series 2015-1, Class A3	1.050%	10/15/18	2,670	2,668,837
Honda Auto Receivables Owner Trust, Series 2016-4, Class A2	1.040%	04/18/19	2,367	2,363,693
Mercedes-Benz Auto Lease Trust, Series 2016-A, Class A2A	1.340%	07/16/18	488	487,745
Mercedes-Benz Auto Receivables Trust, Series 2015-1, Class A3	1.340%	12/16/19	380	379,284
Mercedes-Benz Auto Receivables Trust, Series 2016-1, Class A2A	1.110%	03/15/19	3,013	3,011,451
Santander Drive Auto Receivables Trust, Series 2013-5, Class E, 144A	3.730%	03/15/21	6,398	6,469,711
Santander Drive Auto Receivables Trust, Series 2014-2, Class C	2.330%	11/15/19	2,077	2,082,066
Santander Drive Auto Receivables Trust, Series 2014-4, Class C	2.600%	11/16/20	1,664	1,669,905
Santander Drive Auto Receivables Trust, Series 2015-1, Class C	2.570%	04/15/21	333	334,564
Santander Drive Auto Receivables Trust, Series 2016-2, Class B	2.080%	02/16/21	960	962,622
Santander Drive Auto Receivables Trust, Series 2016-3, Class A2	1.340%	11/15/19	1,021	1,020,182
Santander Drive Auto Receivables Trust, Series 2016-3, Class B	1.890%	06/15/21	1,282	1,280,105
Santander Drive Auto Receivables Trust, Series 2017-2, Class A2	1.600%	03/16/20	7,500	7,498,797
Santander Drive Auto Receivables Trust, Series 2017-2, Class D	3.490%	07/17/23	3,021	3,058,724

A948

AST LORD ABBETT CORE FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

				Principal
	Interest		Maturity	Amount
	Rate		Date	(000)#	Value
ASSET-BACKED SECURITIES (Continued)

Automobiles (cont’d.)
Santander Drive Auto Receivables Trust, Series 2017-3, Class C	2.760%		12/15/22	660	$660,740
SunTrust Auto Receivables Trust, Series 2015-1A, Class D, 144A	3.240%		01/16/23	4,723	4,636,685
TCF Auto Receivables Owner Trust, Series 2014-1A, Class A4, 144A	1.560%		01/15/20	2,327	2,325,675
TCF Auto Receivables Owner Trust, Series 2015-1A, Class A3, 144A	1.490%		12/16/19	1,006	1,005,404
TCF Auto Receivables Owner Trust, Series 2016-1A, Class A2, 144A	1.390%		11/15/19	1,917	1,916,282
TCF Auto Receivables Owner Trust, Series 2016-PT1A, Class B, 144A	2.920%		10/17/22	2,033	2,026,657
Toyota Auto Receivables Owner Trust, Series 2016-B, Class A2A	1.020%		10/15/18	585	584,616
Volkswagen Auto Loan Enhanced Trust, Series 2014-1, Class A4	1.450%		09/21/20	3,386	3,385,854
Westlake Automobile Receivables Trust, Series 2016-2A, Class A2, 144A	1.570%		06/17/19	854	854,230

					200,543,024

Collateralized Loan Obligations — 3.0%
Apidos CLO XVI (Cayman Islands), Series 2013-16A, Class CR, 3 Month LIBOR + 3.000%, 144A	4.306	%(c)	01/19/25	750	751,875
Apollo Credit Funding IV Ltd. (Cayman Islands), Series-4A, Class A1, 3 Month LIBOR + 1.470%, 144A	2.774	%(c)	04/15/27	3,000	3,000,896
Avery Point V CLO Ltd. (Cayman Islands), Series 2014-5A, Class BR, 3 Month LIBOR + 1.500%, 144A	2.804	%(c)	07/17/26	1,359	1,361,003
BlueMountain CLO Ltd. (Cayman Islands), Series 2014-4A, Class A1R, 3 Month LIBOR + 1.350%, 144A	2.667	%(c)	11/30/26	4,000	4,003,121
Carlyle Global Market Strategies CLO Ltd. (Cayman Islands), Series 2013-2A, Class A1, 3 Month LIBOR + 1.150%, 144A	2.454	%(c)	04/18/25	1,127	1,128,116
Cent CLO 17 Ltd. (Cayman Islands), Series 2013-17A, Class A1, 3 Month LIBOR + 1.300%, 144A	2.611	%(c)	01/30/25	5,034	5,043,331
Cent CLO 19 Ltd. (Cayman Islands), Series 2013-19A, Class A1A, 3 Month LIBOR + 1.330%, 144A	2.641	%(c)	10/29/25	7,050	7,068,804
GoldenTree Loan Opportunities IX Ltd. (Cayman Islands), Series 2014-9A, Class AR, 3 Month LIBOR + 1.370%, 144A	2.681	%(c)	10/29/26	800	803,210
JFIN CLO 2014 Ltd. (Cayman Islands), Series 2014-1A, Class B1R, 3 Month LIBOR + 1.450%, 144A	2.810	%(c)	04/21/25	2,750	2,763,750
KKR CLO 11 Ltd. (Cayman Islands), Series-11, Class A, 3 Month LIBOR + 1.520%, 144A	2.824	%(c)	04/15/27	5,300	5,308,036
Marathon CLO IV Ltd. (Cayman Islands), Series 2012-4A, Class A1, 3 Month LIBOR + 1.390%, 144A	2.706	%(c)	05/20/23	735	735,311
Mountain View CLO Ltd. (Cayman Islands), Series 2015-9A, Class A1A, 3 Month LIBOR + 1.460%, 144A	2.764	%(c)	07/15/27	8,500	8,502,689

A949

AST LORD ABBETT CORE FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

				Principal
	Interest		Maturity	Amount
	Rate		Date	(000)#	Value
ASSET-BACKED SECURITIES (Continued)

Collateralized Loan Obligations (cont’d.)
Oaktree EIF II Series A2 Ltd. (Cayman Islands), Series 2014-A2, Class AR, 3 Month LIBOR + 1.150%, 144A	2.465	%(c)	11/15/25	2,500	$2,499,738
Oaktree EIF II Series A2 Ltd. (Cayman Islands), Series 2014-A2, Class BR, 3 Month LIBOR + 1.700%, 144A	3.015	%(c)	11/15/25	3,300	3,300,203
OCP CLO Ltd. (Cayman Islands), Series 2014-6A, Class A1A, 3 Month LIBOR + 1.450%, 144A	2.754	%(c)	07/17/26	3,250	3,250,102
Palmer Square Loan Funding 2017-1 Ltd. (Cayman Islands), Series 2017-1A, Class B, 3 Month LIBOR + 1.700%, 144A	3.020	%(c)	10/15/25	1,250	1,250,077
Regatta IV Funding Ltd. (Cayman Islands), Series 14-1A, Class DR, 3 Month LIBOR + 3.300%, 144A	4.614	%(c)	07/25/26	2,000	2,000,983
Sound Point CLO Ltd. (Cayman Islands), Series 2016-1A, Class A, 3 Month LIBOR + 1.650%, 144A	2.957	%(c)	07/20/28	1,300	1,315,053

					54,086,298

Consumer Loans — 0.3%
OneMain Financial Issuance Trust, Series 2015-1A, Class A, 144A	3.190%		03/18/26	1,558	1,573,244
OneMain Financial Issuance Trust, Series 2016-1A, Class A, 144A	3.660%		02/20/29	1,188	1,216,096
OneMain Financial Issuance Trust, Series 2016-2A, Class B, 144A	5.940%		03/20/28	173	179,784
OneMain Financial Issuance Trust, Series 2017-1A, Class A1, 144A	2.370%		09/14/32	3,228	3,214,132

					6,183,256

Credit Cards — 4.8%
BA Credit Card Trust, Series 2015-A1, Class A, 1 Month LIBOR + 0.330%	1.564	%(c)	06/15/20	13,878	13,890,197
Barclays Dryrock Issuance Trust, Series 2017-2, Class A, 1 Month LIBOR + 0.300%	1.534	%(c)	05/15/23	7,401	7,411,424
Capital One Multi-Asset Execution Trust, Series 2015-A1, Class A1	1.390%		01/15/21	1,861	1,860,643
Chase Issuance Trust, Series 2015-A2, Class A2 .	1.590%		02/18/20	11,081	11,089,951
Citibank Credit Card Issuance Trust, Series 2017-A5, Class A5, 1 Month LIBOR + 0.620%	1.856	%(c)	04/22/26	2,645	2,672,600
Discover Card Execution Note Trust, Series 2013-A1, Class A1, 1 Month LIBOR + 0.300%	1.534	%(c)	08/17/20	11,782	11,794,338
Discover Card Execution Note Trust, Series 2014-A5, Class A	1.390%		04/15/20	847	846,999
Discover Card Execution Note Trust, Series 2015-A4, Class A4	2.190%		04/17/23	3,657	3,680,356
Discover Card Execution Note Trust, Series 2017-A4, Class A4	2.530%		10/15/26	2,131	2,135,371
Synchrony Credit Card Master Note Trust, Series 2014-1, Class A	1.610%		11/15/20	8,646	8,648,173
World Financial Network Credit Card Master Trust, Series 2013-A, Class A	1.610%		12/15/21	9,210	9,212,980

A950

AST LORD ABBETT CORE FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

				Principal
	Interest		Maturity	Amount
	Rate		Date	(000)#	Value
ASSET-BACKED SECURITIES (Continued)

Credit Cards (cont’d.)
World Financial Network Credit Card Master Trust, Series 2015-A, Class A, 1 Month LIBOR + 0.480%.	1.714	%(c)	02/15/22	7,068	$7,080,230
World Financial Network Credit Card Master Trust, Series 2016-A, Class A	2.030%		04/15/25	1,094	1,081,363
World Financial Network Credit Card Master Trust, Series 2017-B, Class A	1.980%		06/15/23	4,443	4,440,489

					85,845,114

Equipment — 1.1%
Ascentium Equipment Receivables Trust, Series 2016-2A, Class A3, 144A	1.650%		05/10/22	1,358	1,349,659
Ascentium Equipment Receivables Trust, Series 2016-2A, Class B, 144A	2.500%		09/12/22	878	878,496
Ascentium Equipment Receivables Trust, Series 2017-1A, Class A2, 144A	1.870%		07/10/19	2,301	2,301,439
Ascentium Equipment Receivables Trust, Series 2017-1A, Class A3, 144A	2.290%		06/10/21	691	690,556
CNH Equipment Trust, Series 2014-C, Class A3	1.050%		11/15/19	1,291	1,289,381
CNH Equipment Trust, Series 2016-A, Class A2B, 1 Month LIBOR + 0.520%	1.754	%(c)	07/15/19	585	585,658
Dell Equipment Finance Trust, Series 2015-2, Class A3, 144A	1.720%		09/22/20	524	524,552
Dell Equipment Finance Trust, Series 2016-1, Class A3, 144A	1.650%		07/22/21	414	413,913
Dell Equipment Finance Trust, Series 2017-1, Class A1, 144A	1.350%		05/22/18	4,087	4,087,977
Dell Equipment Finance Trust, Series 2017-1, Class A2, 144A	1.860%		06/24/19	706	706,380
Engs Commercial Finance Trust, Series 2015-1A, Class A2, 144A	2.310%		10/22/21	1,900	1,895,844
Macquarie Equipment Funding Trust, Series 2014-A, Class A3, 144A	1.230%		07/20/21	173	172,625
MMAF Equipment Finance LLC, Series 2012-AA, Class A5, 144A	1.980%		06/10/32	4,808	4,816,876
Volvo Financial Equipment LLC, Series 2015-1A, Class A4, 144A	1.910%		01/15/20	737	738,267

					20,451,623

Other — 0.1%
Diamond Resorts Owner Trust, Series 2013-1, Class A, 144A	1.950%		01/20/25	542	539,626
Diamond Resorts Owner Trust, Series 2015-2, Class A, 144A	2.990%		05/22/28	677	666,698
Diamond Resorts Owner Trust, Series 2016-1, Class A, 144A	3.080%		11/20/28	583	588,178

					1,794,502

Student Loans — 0.4%
DRB Prime Student Loan Trust, Series 2015-D, Class A2, 144A	3.200%		01/25/40	4,689	4,750,245
Laurel Road Prime Student Loan Trust, Series 2017-B, Class A1FX, 144A	1.630%		08/25/42	446	445,660
SLM Private Education Loan Trust, Series 2010-A, Class 2A, 1 Month LIBOR + 3.250%, 144A	4.484	%(c)	05/16/44	1,667	1,725,366

A951

AST LORD ABBETT CORE FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

				Principal
	Interest		Maturity	Amount
	Rate		Date	(000)#	Value
ASSET-BACKED SECURITIES (Continued)

Student Loans (cont’d.)
SLM Student Loan Trust, Series 2011-1, Class A1, 1 Month LIBOR + 0.520%	1.754	%(c)	03/25/26	241	$242,093

					7,163,364

TOTAL ASSET-BACKED SECURITIES (cost $375,688,245)					376,067,181

COMMERCIAL MORTGAGE-BACKED SECURITIES — 4.1%
Aventura Mall Trust, Series 2013-AVM, Class D, 144A	3.867	%(cc)	12/05/32	800	817,221
Citigroup Commercial Mortgage Trust, Series 2015-GC29, Class XA, IO	1.296	%(cc)	04/10/48	8,499	510,460
Citigroup Commercial Mortgage Trust, Series 2016-GC36, Class D, 144A	2.850%		02/10/49	3,230	2,353,675
Citigroup Commercial Mortgage Trust, Series 2016-P3, Class D, 144A	2.804	%(cc)	04/15/49	1,018	780,372
Commercial Mortgage Trust, Series 2014-CR19, Class XA, IO	1.391	%(cc)	08/10/47	5,803	308,190
Commercial Mortgage Trust, Series 2014-UBS6, Class XA, IO	1.175	%(cc)	12/10/47	32,297	1,573,915
Commercial Mortgage Trust, Series 2015-LC23, Class C	4.801	%(cc)	10/10/48	2,238	2,320,450
Commercial Mortgage Trust, Series 2015-LC23, Class D, 144A	3.801	%(cc)	10/10/48	3,488	3,076,298
Commercial Mortgage Trust, Series 2015-PC1, Class AM	4.290	%(cc)	07/10/50	2,165	2,282,312
Commercial Mortgage Trust, Series 2015-PC1, Class B	4.589	%(cc)	07/10/50	1,122	1,154,950
Commercial Mortgage Trust, Series 2015-PC1, Class C	4.589	%(cc)	07/10/50	2,076	1,984,634
Commercial Mortgage Trust, Series 2015-PC1, Class D	4.589	%(cc)	07/10/50	2,212	1,673,889
Commercial Mortgage Trust, Series 2016-SAVA, Class A, 1 Month LIBOR + 1.720%, 144A	2.955	%(c)	10/15/34	5,091	5,110,080
CSAIL Commercial Mortgage Trust, Series 2015-C2, Class C	4.350	%(cc)	06/15/57	1,240	1,127,365
DBWF Mortgage Trust, Series 2015-LCM, Class D, 144A	3.535	%(cc)	06/10/34	1,634	1,436,261
FHLMC Multifamily Structured Pass-Through Certificates, Series-Q001, Class XA, IO	2.311	%(cc)	02/25/32	26,605	4,128,839
Government National Mortgage Assoc., Series 2014-64, Class A	2.200%		02/16/45	3,177	3,168,435
Government National Mortgage Assoc., Series 2014-78, Class A	2.200%		04/16/47	254	254,145
Government National Mortgage Assoc., Series 2014-109, Class A	2.325%		01/16/46	1,618	1,613,814
Government National Mortgage Assoc., Series 2015-47, Class AE	2.900	%(cc)	11/16/55	2,786	2,818,794
Government National Mortgage Assoc., Series 2015-48, Class AS	2.900	%(cc)	02/16/49	3,795	3,826,636
Government National Mortgage Assoc., Series 2015-73, Class AC	2.900	%(cc)	02/16/53	789	790,804
Government National Mortgage Assoc., Series 2017-41, Class AS	2.600%		06/16/57	5,015	4,958,093

A952

AST LORD ABBETT CORE FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

				Principal
	Interest		Maturity	Amount
	Rate		Date	(000)#	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
Government National Mortgage Assoc., Series 2017-69, Class AS	2.750%		02/16/58	2,564	$2,544,400
Government National Mortgage Assoc., Series 2017-71, Class AS	2.700%		04/16/57	1,709	1,691,186
Government National Mortgage Assoc., Series 2017-86, Class AS	2.750%		02/16/58	1,937	1,937,382
Government National Mortgage Assoc., Series 2017-89, Class AB	2.600%		07/16/58	1,620	1,608,908
Government National Mortgage Assoc., Series 2017-90, Class AS	2.700%		07/16/57	2,263	2,250,971
GS Mortgage Securities Corp. Trust, Series 2013-NYC5, Class D, 144A	3.479%		01/10/30	207	207,630
GS Mortgage Securities Trust, Series 2014-GC26, Class XA, IO	1.222	%(cc)	11/10/47	19,308	1,062,213
GS Mortgage Securities Trust, Series 2015-GC32, Class C	4.559	%(cc)	07/10/48	799	806,937
Hudsons Bay Simon JV Trust, Series 2015-HB10, Class A10, 144A	4.155%		08/05/34	675	695,761
JPMBB Commercial Mortgage Securities Trust, Series 2014-C19, Class XA, IO	1.322	%(cc)	04/15/47	5,790	167,161
JPMBB Commercial Mortgage Securities Trust, Series 2014-C19, Class XB, IO	0.426	%(cc)	04/15/47	1,697	32,364
JPMBB Commercial Mortgage Securities Trust, Series 2015-C30, Class C	4.453	%(cc)	07/15/48	3,667	3,602,003
Wells Fargo Commercial Mortgage Trust, Series 2015-C28, Class D	4.271	%(cc)	05/15/48	3,250	2,542,101
Wells Fargo Commercial Mortgage Trust, Series 2015-C29, Class XA, IO	0.883	%(cc)	06/15/48	9,791	399,976
Wells Fargo Commercial Mortgage Trust, Series 2016-C35, Class C	4.176	%(cc)	07/15/48	2,279	2,307,067
Wells Fargo Commercial Mortgage Trust, Series 2016-NXS5, Class E, 144A	5.043	%(cc)	01/15/59	1,571	1,282,423
WFRBS Commercial Mortgage Trust, Series 2014-C20, Class XA, IO	1.302	%(cc)	05/15/47	11,574	573,291
WFRBS Commercial Mortgage Trust, Series 2014-C20, Class XB, IO	0.732	%(cc)	05/15/47	2,346	84,090
WFRBS Commercial Mortgage Trust, Series 2014-C25, Class XA, IO	1.072	%(cc)	11/15/47	27,594	1,313,229
WFRBS Commercial Mortgage Trust, Series 2014-C25, Class XB, IO	0.434	%(cc)	11/15/47	63,715	1,365,300

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $74,225,629)					74,544,025

CORPORATE BONDS — 19.2%

Agriculture — 0.3%
BAT Capital Corp. (United Kingdom), Gtd. Notes, 144A	3.557%		08/15/27	2,457	2,481,699
Philip Morris International, Inc., Sr. Unsec’d. Notes(a)	3.125%		08/17/27	3,621	3,634,826

					6,116,525

Auto Manufacturers — 0.6%
Ford Motor Co., Sr. Unsec’d. Notes	7.450%		07/16/31	3,348	4,335,988
General Motors Co., Sr. Unsec’d. Notes	6.600%		04/01/36	5,694	6,763,947

					11,099,935

A953

AST LORD ABBETT CORE FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)#	Value

CORPORATE BONDS (Continued)

Banks — 5.1%
Banco de Bogota SA (Colombia), Sr. Unsec’d. Notes, 144A	4.375%	08/03/27	750	$756,146
Banco de Credito e Inversiones (Chile), Sr. Unsec’d. Notes, 144A	4.000%	02/11/23	606	642,792
Banco Inbursa SA Institucion de Banca Multiple (Mexico), Sr. Unsec’d. Notes, 144A	4.375%	04/11/27	1,590	1,595,963
Bank of America Corp., Sr. Unsec’d. Notes, GMTN	3.593%	07/21/28	4,260	4,301,357
Bank of America Corp., Sr. Unsec’d. Notes, MTN	3.824%	01/20/28	5,895	6,061,267
Bank of America Corp., Sub. Notes, MTN	3.950%	04/21/25	508	522,795
Bank of America Corp., Sub. Notes, MTN	4.000%	01/22/25	1,839	1,902,981
Bank of America Corp., Sub. Notes, MTN	4.450%	03/03/26	1,423	1,504,446
Citigroup, Inc., Sr. Unsec’d. Notes	3.668%	07/24/28	4,905	4,953,038
Citigroup, Inc., Sr. Unsec’d. Notes	3.887%	01/10/28	3,925	4,029,370
Citigroup, Inc., Sub. Notes	4.450%	09/29/27	2,015	2,126,906
Commonwealth Bank of Australia (Australia), Sub. Notes, 144A	4.500%	12/09/25	2,483	2,597,835
First Republic Bank, Sub. Notes	4.625%	02/13/47	1,606	1,656,507
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	2.908%	06/05/23	3,669	3,671,909
Goldman Sachs Group, Inc. (The), Sub. Notes	6.750%	10/01/37	3,654	4,820,691
JPMorgan Chase & Co., Sr. Unsec’d. Notes	3.540%	05/01/28	2,091	2,110,052
JPMorgan Chase & Co., Sr. Unsec’d. Notes	3.782%	02/01/28	7,919	8,149,238
Manufacturers & Traders Trust Co., Sub. Notes	3.400%	08/17/27	961	963,186
Morgan Stanley, Sr. Unsec’d. Notes	3.625%	01/20/27	2,241	2,271,442
Morgan Stanley, Sr. Unsec’d. Notes, GMTN	3.875%	01/27/26	1,792	1,860,437
Morgan Stanley, Sr. Unsec’d. Notes, GMTN	4.000%	07/23/25	5,998	6,323,478
Santander UK PLC (United Kingdom), Sub. Notes	7.950%	10/26/29	3,368	4,328,567
Santander UK PLC (United Kingdom), Sub. Notes, 144A	5.000%	11/07/23	1,005	1,086,436
Toronto-Dominion Bank (The) (Canada), Sub. Notes	3.625%	09/15/31	5,242	5,219,663
Wells Fargo & Co., Sr. Unsec’d. Notes	3.000%	10/23/26	3,668	3,586,759
Wells Fargo Bank NA, Sub. Notes	5.850%	02/01/37	7,193	9,011,895
Wells Fargo Bank NA, Sub. Notes	6.600%	01/15/38	2,452	3,347,907
Westpac Banking Corp. (Australia), Sub. Notes, GMTN	4.322%	11/23/31	3,073	3,157,227

				92,560,290

Beverages — 0.7%
Anheuser-Busch InBev Finance, Inc. (Belgium), Gtd. Notes	4.625%	02/01/44	3,149	3,370,639
Anheuser-Busch InBev Finance, Inc. (Belgium), Gtd. Notes	4.700%	02/01/36	7,010	7,728,757
Becle SAB de CV (Mexico), Gtd. Notes, 144A	3.750%	05/13/25	1,000	1,008,073

				12,107,469

Chemicals — 0.1%
Equate Petrochemical BV (Kuwait), Gtd. Notes, MTN, 144A	4.250%	11/03/26	1,700	1,748,110

Commercial Services — 0.1%
Adani Ports & Special Economic Zone Ltd. (India), Sr. Unsec’d. Notes, 144A	4.000%	07/30/27	1,033	1,027,595

A954

AST LORD ABBETT CORE FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)#	Value
CORPORATE BONDS (Continued)

Computers — 0.3%
Dell International LLC/EMC Corp., Sr. Sec’d. Notes, 144A	3.480%	06/01/19	955	$973,964
Dell International LLC/EMC Corp., Sr. Sec’d. Notes, 144A	5.450%	06/15/23	862	943,372
Dell International LLC/EMC Corp., Sr. Sec’d. Notes, 144A	6.020%	06/15/26	2,879	3,197,273
Dell International LLC/EMC Corp., Sr. Sec’d. Notes, 144A	8.100%	07/15/36	998	1,248,995

				6,363,604

Diversified Financial Services — 1.3%
Affiliated Managers Group, Inc., Sr. Unsec’d. Notes	3.500%	08/01/25	617	622,148
Affiliated Managers Group, Inc., Sr. Unsec’d. Notes	4.250%	02/15/24	1,224	1,291,872
Discover Financial Services, Sr. Unsec’d. Notes	4.100%	02/09/27	4,074	4,139,571
E*TRADE Financial Corp., Sr. Unsec’d. Notes	3.800%	08/24/27	792	801,472
GE Capital International Funding Co. Unlimited Co., Gtd. Notes	4.418%	11/15/35	3,757	4,085,353
International Lease Finance Corp., Sr. Unsec’d. Notes	5.875%	04/01/19	3,115	3,281,337
Neuberger Berman Group LLC/Neuberger Berman Finance Corp., Sr. Unsec’d. Notes, 144A(a)	4.500%	03/15/27	1,308	1,377,533
Scottrade Financial Services, Inc., Sr. Unsec’d. Notes, 144A	6.125%	07/11/21	2,887	3,286,492
SUAM Finance BV (Colombia), Gtd. Notes, 144A	4.875%	04/17/24	2,300	2,458,125
SURA Asset Management SA (Colombia), Gtd. Notes, 144A	4.375%	04/11/27	1,300	1,322,750

				22,666,653

Electric — 1.4%
Berkshire Hathaway Energy Co., Sr. Unsec’d. Notes	6.500%	09/15/37	2,483	3,317,952
Dominion Energy, Inc., Sr. Unsec’d. Notes	7.000%	06/15/38	1,093	1,461,873
Exelon Generation Co. LLC, Sr. Unsec’d. Notes	5.600%	06/15/42	3,040	3,098,865
FirstEnergy Corp., Sr. Unsec’d. Notes	4.850%	07/15/47	695	729,364
Massachusetts Electric Co., Unsec’d. Notes, 144A	4.004%	08/15/46	2,027	2,058,971
Midamerican Funding LLC, Sr. Sec’d. Notes	6.927%	03/01/29	1,225	1,611,358
Minejesa Capital BV (Indonesia), Sr. Sec’d. Notes, 144A	4.625%	08/10/30	1,050	1,070,729
Ohio Edison Co., First Mortgage	8.250%	10/15/38	978	1,456,836
PPL Electric Utilities Corp., First Mortgage	5.200%	07/15/41	882	1,043,713
Progress Energy, Inc., Sr. Unsec’d. Notes	7.750%	03/01/31	4,405	6,232,262
Public Service Co. of New Mexico, Sr. Unsec’d. Notes	7.950%	05/15/18	2,460	2,551,479

				24,633,402

Foods — 0.1%
Whole Foods Market, Inc., Gtd. Notes	5.200%	12/03/25	2,304	2,645,347

Gas — 0.2%
Dominion Energy Gas Holdings LLC, Sr. Unsec’d. Notes	4.600%	12/15/44	2,788	2,919,015

A955

AST LORD ABBETT CORE FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)#	Value
CORPORATE BONDS (Continued)

Healthcare-Services — 0.3%
Ascension Health, Sr. Unsec’d. Notes	3.945%	11/15/46	994	$1,013,603
HCA, Inc., Sr. Sec’d. Notes	5.500%	06/15/47	1,474	1,527,433
Kaiser Foundation Hospitals, Gtd. Notes	4.150%	05/01/47	1,367	1,464,443
New York and Presbyterian Hospital (The), Unsec’d. Notes	4.063%	08/01/56	1,870	1,896,808
NYU Hospitals Center, Sec’d. Notes	4.368%	07/01/47	317	335,279

				6,237,566

Insurance — 0.8%
American International Group, Inc., Sr. Unsec’d. Notes	4.700%	07/10/35	1,426	1,530,803
Lincoln National Corp., Sr. Unsec’d. Notes	6.300%	10/09/37	813	1,005,454
Teachers Insurance & Annuity Association of America, Sub. Notes, 144A	4.900%	09/15/44	6,961	7,861,644
Unum Group, Sr. Unsec’d. Notes	5.750%	08/15/42	960	1,142,899
Willis North America, Inc., Gtd. Notes	7.000%	09/29/19	2,101	2,287,322

				13,828,122

Internet — 1.1%
Alibaba Group Holding Ltd. (China), Sr. Unsec’d. Notes(a)	3.600%	11/28/24	4,350	4,508,014
Amazon.com, Inc., Sr. Unsec’d. Notes	4.800%	12/05/34	5,961	6,752,117
Amazon.com, Inc., Sr. Unsec’d. Notes, 144A	3.150%	08/22/27	3,057	3,078,829
Baidu, Inc. (China), Sr. Unsec’d. Notes	3.500%	11/28/22	780	802,514
Expedia, Inc., Sr. Unsec’d. Notes, 144A	3.800%	02/15/28	2,175	2,155,793
Tencent Holdings Ltd. (China), Sr. Unsec’d. Notes, MTN, 144A	3.375%	05/02/19	1,900	1,937,591

				19,234,858

Investment Companies — 0.0%
GrupoSura Finance SA (Colombia), Gtd. Notes, 144A	5.500%	04/29/26	600	655,500

Leisure Time — 0.1%
Carnival PLC, Gtd. Notes	7.875%	06/01/27	1,925	2,531,046

Media — 1.2%
21st Century Fox America, Inc., Gtd. Notes	6.900%	08/15/39	1,880	2,524,180
Comcast Corp., Gtd. Notes	6.950%	08/15/37	4,221	5,885,191
Cox Communications, Inc., Sr. Unsec’d. Notes, 144A	8.375%	03/01/39	4,834	6,711,991
Grupo Televisa SAB (Mexico), Sr. Unsec’d. Notes	6.625%	01/15/40	1,650	2,006,545
Time Warner Cable LLC, Sr. Sec’d. Notes	7.300%	07/01/38	2,281	2,863,116
Time Warner Entertainment Co. LP, Sr. Sec’d. Notes	8.375%	07/15/33	1,132	1,538,693

				21,529,716

Mining — 0.5%
Barrick International Barbados Corp. (Canada), Gtd. Notes, 144A	6.350%	10/15/36	1,715	2,135,583
Glencore Finance Canada Ltd. (Switzerland), Gtd. Notes, 144A	5.550%	10/25/42	5,650	6,249,425

				8,385,008

A956

AST LORD ABBETT CORE FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)#	Value

CORPORATE BONDS (Continued)

Miscellaneous Manufacturing — 0.2%
Siemens Financieringsmaatschappij NV (Germany), Gtd. Notes, 144A	3.400%	03/16/27	3,346	$3,442,723

Oil & Gas — 1.1%
Cenovus Energy, Inc. (Canada), Sr. Unsec’d. Notes, 144A	5.400%	06/15/47	2,162	2,147,563
Eni SpA (Italy), Sr. Unsec’d. Notes, 144A	5.700%	10/01/40	7,689	8,144,498
Kerr-McGee Corp., Gtd. Notes	7.875%	09/15/31	2,418	3,074,211
Raizen Fuels Finance SA (Brazil), Gtd. Notes, 144A	5.300%	01/20/27	681	715,050
Shell International Finance BV (Netherlands), Gtd. Notes	6.375%	12/15/38	2,363	3,178,429
Valero Energy Corp., Sr. Unsec’d. Notes	10.500%	03/15/39	1,289	2,123,774

				19,383,525

Oil & Gas Services — 0.1%
Halliburton Co., Sr. Unsec’d. Notes	6.700%	09/15/38	610	777,598
Halliburton Co., Sr. Unsec’d. Notes	7.450%	09/15/39	1,122	1,579,065

				2,356,663

Pharmaceuticals — 0.1%
Teva Pharmaceutical Finance Netherlands III BV (Israel), Gtd. Notes	2.200%	07/21/21	1,475	1,420,135

Pipelines — 0.9%
Energy Transfer LP, Sr. Unsec’d. Notes	7.500%	07/01/38	4,555	5,591,620
IFM US Colonial Pipeline 2 LLC, Sr. Sec’d. Notes, 144A	6.450%	05/01/21	4,250	4,589,588
Kinder Morgan Energy Partners LP, Gtd. Notes	7.400%	03/15/31	172	215,224
Kinder Morgan, Inc., Gtd. Notes, GMTN	7.750%	01/15/32	3,809	4,894,496
Kinder Morgan, Inc., Gtd. Notes, GMTN	7.800%	08/01/31	680	862,359

				16,153,287

Real Estate — 0.2%
Ontario Teachers’ Cadillac Fairview Properties Trust (Canada), Sr. Unsec’d. Notes, 144A	3.875%	03/20/27	3,320	3,416,164

Real Estate Investment Trusts (REITs) — 0.7%
EPR Properties, Gtd. Notes	4.750%	12/15/26	1,470	1,520,037
EPR Properties, Gtd. Notes	5.250%	07/15/23	5,598	6,008,379
Goodman US Finance Three LLC (Australia), Gtd. Notes, 144A	3.700%	03/15/28	930	926,934
Goodman US Finance Three LLC (Australia), Sr. Unsec’d. Notes, 144A	4.500%	10/15/37	1,080	1,093,467
Physicians Realty LP, Gtd. Notes	4.300%	03/15/27	741	757,606
VEREIT Operating Partnership LP, Gtd. Notes	3.950%	08/15/27	2,309	2,296,739

				12,603,162

Retail — 0.1%
McDonald’s Corp., Sr. Unsec’d. Notes, MTN	6.300%	10/15/37	1,277	1,657,353

Semiconductors — 0.1%
Xilinx, Inc., Sr. Unsec’d. Notes	2.950%	06/01/24	1,290	1,291,984

Software — 0.4%
Oracle Corp., Sr. Unsec’d. Notes	6.125%	07/08/39	2,712	3,616,048

A957

AST LORD ABBETT CORE FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)#	Value

CORPORATE BONDS (Continued)

Software (cont’d.)
VMware, Inc., Sr. Unsec’d. Notes	3.900%	08/21/27	3,666	$3,705,917

				7,321,965

Telecommunications — 0.8%
AT&T, Inc., Sr. Unsec’d. Notes	5.250%	03/01/37	866	911,359
AT&T, Inc., Sr. Unsec’d. Notes	6.000%	08/15/40	4,104	4,622,365
AT&T, Inc., Sr. Unsec’d. Notes	6.500%	09/01/37	4,305	5,134,091
Ooredoo International Finance Ltd. (Qatar), Gtd. Notes, MTN, 144A	3.750%	06/22/26	1,400	1,398,180
Verizon Communications, Inc., Sr. Unsec’d. Notes	4.812%	03/15/39	1,241	1,281,093
Verizon Communications, Inc., Sr. Unsec’d. Notes	5.250%	03/16/37	1,787	1,959,689

				15,306,777

Transportation — 0.1%
Union Pacific Corp., Sr. Unsec’d. Notes	4.100%	09/15/67	1,988	1,992,388

Water — 0.2%
Aquarion Co., Sr. Unsec’d. Notes, 144A	4.000%	08/15/24	3,000	3,133,989

TOTAL CORPORATE BONDS (cost $336,325,460)				345,769,876

FOREIGN GOVERNMENT BONDS — 1.3%
Bermuda Government International Bond (Bermuda), Sr. Unsec’d. Notes, 144A	3.717%	01/25/27	2,100	2,126,249
Bahamas Government International Bond (Bahamas), Sr. Unsec’d. Notes, 144A	6.950%	11/20/29	800	859,999
Cayman Islands Government Bond (Cayman Islands), Sr. Unsec’d. Notes, 144A	5.950%	11/24/19	1,000	1,079,999
Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes, 144A	3.700%	01/08/22	900	933,921
Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes, 144A	4.350%	01/08/27	3,200	3,394,662
Lithuania Government International Bond (Lithuania), Sr. Unsec’d. Notes, 144A	7.375%	02/11/20	3,192	3,581,922
Mexico Government International Bond (Mexico), Sr. Unsec’d. Notes	4.000%	10/02/23	8,530	9,017,916
Oman Government International Bond (Oman), Sr. Unsec’d. Notes, 144A	6.500%	03/08/47	1,250	1,285,148
Poland Government International Bond (Poland), Sr. Unsec’d. Notes	4.000%	01/22/24	1,000	1,076,040
Uruguay Government International Bond (Uruguay), Sr. Unsec’d. Notes	7.875%	01/15/33	238	334,985

TOTAL FOREIGN GOVERNMENT BONDS
(cost $23,327,063)				23,690,841

MUNICIPAL BONDS — 1.1%

California — 0.5%
Pasadena Public Financing Authority, Revenue Bonds	7.148%	03/01/43	2,015	2,849,432
State of California, General Obligation Unlimited	7.300%	10/01/39	1,860	2,728,769
State of California, General Obligation Unlimited	7.350%	11/01/39	2,715	3,988,335

				9,566,536

A958

AST LORD ABBETT CORE FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

				Principal
Interest			Maturity	Amount
Rate			Date	(000)#	Value

MUNICIPAL BONDS (Continued)

District of Columbia — 0.2%
District of Columbia, Revenue Bonds, BABs	5.591%		12/01/34	2,960	$3,681,796

Illinois — 0.3%
Chicago Transit Authority, Series BRevenue Bonds	6.200%		12/01/40	2,685	3,318,902
State of Illinois, General Obligation Unlimited	5.100%		06/01/33	1,784	1,803,124
State of Illinois, General Obligation Unlimited	5.520%		04/01/38	609	623,336

					5,745,362

Pennsylvania — 0.1%
Commonwealth of Pennsylvania, General Obligation Unlimited	5.350%		05/01/30	1,160	1,233,045

TOTAL MUNICIPAL BONDS
(cost $19,805,095)					20,226,739

RESIDENTIAL MORTGAGE-BACKED SECURITY — 0.1%
Sequoia Mortgage Trust, Series 2012-4, Class A3 (cost $1,159,594)	2.069	%(cc)	09/25/42	1,160	1,125,786

U.S. GOVERNMENT AGENCY OBLIGATIONS — 22.7%
Federal Home Loan Mortgage Corp.	4.000%		12/01/44	7,536	8,083,398
Federal Home Loan Mortgage Corp.	5.000%		09/01/20	746	769,257
Federal Home Loan Mortgage Corp.	5.000%		05/01/23	308	318,728
Federal Home Loan Mortgage Corp.	5.000%		06/01/26	1,903	2,014,973
Federal Home Loan Mortgage Corp., Notes, GMTN	0.750%		04/09/18	49,331	49,194,994
Federal National Mortgage Assoc.	3.500%		04/01/43	3,435	3,570,011
Federal National Mortgage Assoc.	3.500%		06/01/43	3,769	3,917,659
Federal National Mortgage Assoc.	3.500%		06/01/43	3,605	3,747,328
Federal National Mortgage Assoc.	3.500%		07/01/43	5,100	5,301,008
Federal National Mortgage Assoc.	3.500%		11/01/45	7,184	7,463,017
Federal National Mortgage Assoc.	3.500%		01/01/46	31,010	31,991,705
Federal National Mortgage Assoc.	3.500%		02/01/46	11,371	11,813,404
Federal National Mortgage Assoc.	3.500%		02/01/46	3,722	3,866,825
Federal National Mortgage Assoc.	3.500%		04/01/46	12,695	13,190,282
Federal National Mortgage Assoc.	3.500%		TBA	26,000	26,803,358
Federal National Mortgage Assoc.	4.000%		10/01/40	3,629	3,838,290
Federal National Mortgage Assoc.	4.000%		01/01/42	4,737	5,008,795
Federal National Mortgage Assoc.	4.000%		07/01/42	3,058	3,233,562
Federal National Mortgage Assoc.	4.000%		06/01/43	8,989	9,504,278
Federal National Mortgage Assoc.	4.000%		11/01/44	4,900	5,250,796
Federal National Mortgage Assoc.	4.000%		02/01/45	4,256	4,561,698
Federal National Mortgage Assoc.	4.000%		07/01/47	17,969	18,928,803
Federal National Mortgage Assoc.	4.000%		TBA	36,000	37,904,062
Federal National Mortgage Assoc.	4.500%		TBA	92,500	99,292,969
Federal National Mortgage Assoc.	5.500%		09/01/36	1,007	1,128,152
Government National Mortgage Assoc.	3.000%		TBA	49,000	49,681,404

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $412,018,833)					410,378,756

U.S. TREASURY OBLIGATIONS — 40.6%
U.S. Treasury Bonds	2.750%		08/15/47	68,797	67,302,815
U.S. Treasury Bonds	2.875%		11/15/46	1,724	1,730,128
U.S. Treasury Bonds	3.000%		05/15/47	10,080	10,372,163
U.S. Treasury Inflation Indexed Bonds, TIPS	0.625%		01/15/26	19,399	20,255,875

A959

AST LORD ABBETT CORE FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

			Principal
Interest		Maturity	Amount
Rate		Date	(000)#	Value

U.S. TREASURY OBLIGATIONS (Continued)
U.S. Treasury Notes	1.250%	03/31/21	55,540	$54,639,644
U.S. Treasury Notes	1.375%	09/30/19	26,174	26,119,812
U.S. Treasury Notes	1.375%	05/31/21	66,204	65,309,212
U.S. Treasury Notes	1.500%	06/15/20	18,462	18,421,614
U.S. Treasury Notes	1.750%	09/30/19	17,574	17,662,556
U.S. Treasury Notes	1.750%	10/31/20	11,688	11,723,155
U.S. Treasury Notes	1.750%	03/31/22	56,141	55,823,014
U.S. Treasury Notes	1.875%	02/28/22	12,369	12,372,865
U.S. Treasury Notes	1.875%	04/30/22	65,440	65,381,206
U.S. Treasury Notes	1.875%	09/30/22	239,423	238,843,146
U.S. Treasury Notes	2.000%	11/15/26	17,469	17,023,404
U.S. Treasury Notes(a)	2.250%	08/15/27	2,776	2,757,132
U.S. Treasury Notes	2.375%	05/15/27	46,733	46,926,504

TOTAL U.S. TREASURY OBLIGATIONS (cost $737,273,185)				732,664,245

TOTAL LONG-TERM INVESTMENTS (cost $1,979,823,104)				1,984,467,449

			Shares
SHORT-TERM INVESTMENTS — 1.8%
AFFILIATED MUTUAL FUNDS
Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund(w)			22,689,222	22,689,222
Prudential Investment Portfolios 2 - Prudential Institutional Money Market Fund (cost $9,172,019; includes $9,117,172 of cash collateral for securities on loan)(b)(w)			9,171,102	9,172,019

TOTAL SHORT-TERM INVESTMENTS (cost $31,861,241)				31,861,241

TOTAL INVESTMENTS — 111.7% (cost $2,011,684,345)				2,016,328,690
Liabilities in excess of other assets — (11.7)%				(211,541,683)

NET ASSETS — 100.0%				$1,804,787,007

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
^	Indicates a Level 3 security. The aggregate value of Level 3 securities is $372,829 and 0.0% of net assets.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $8,963,593; cash collateral of $9,117,172 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at September 30, 2017.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of September 30, 2017. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund and Prudential Institutional Money Market Fund.

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

A960

AST LORD ABBETT CORE FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

The following is a summary of the inputs used as of September 30, 2017 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities
Automobiles	$—	$200,170,195	$372,829
Collateralized Loan Obligations	—	54,086,298	—
Consumer Loans	—	6,183,256	—
Credit Cards	—	85,845,114	—
Equipment	—	20,451,623	—
Other	—	1,794,502	—
Student Loans	—	7,163,364	—
Commercial Mortgage-Backed Securities	—	74,544,025	—
Corporate Bonds	—	345,769,876	—
Foreign Government Bonds	—	23,690,841	—
Municipal Bonds	—	20,226,739	—
Residential Mortgage-Backed Security	—	1,125,786	—
U.S. Government Agency Obligations	—	410,378,756	—
U.S. Treasury Obligations	—	732,664,245	—
Affiliated Mutual Funds	31,861,241	—	—

Total	$31,861,241	$1,984,094,620	$372,829

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

A961

AST MANAGED ALTERNATIVES PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Shares		Value
LONG-TERM INVESTMENTS — 99.0%

AFFILIATED MUTUAL FUNDS — 92.1%
AST FQ Absolute Return Currency Portfolio*	85,871	$873,304
AST Goldman Sachs Strategic Income Portfolio*	111,399	1,077,227
AST Morgan Stanley Multi-Asset Portfolio*	191,412	1,772,477
AST Neuberger Berman Long/Short Portfolio*	145,143	1,571,899
AST Wellington Management Real Total Return Portfolio*	139,593	1,281,468

TOTAL AFFILIATED MUTUAL FUNDS (cost $6,407,841)(w)		6,576,375

UNAFFILIATED FUNDS — 6.9%
Arbitrage Fund (The) (Institutional Shares)	15,559	210,984
Gabelli ABC Fund (Advisor Class Shares)	14,053	143,898
Touchstone Merger Arbitrage Fund (Retail Shares)	12,402	138,401

TOTAL UNAFFILIATED FUNDS
(cost $485,517)		493,283

TOTAL LONG-TERM INVESTMENTS
(cost $6,893,358)		7,069,658

	Shares	Value
SHORT-TERM INVESTMENT — 1.2%

AFFILIATED MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund (cost $85,015)(w)	85,015	$85,015

TOTAL INVESTMENTS — 100.2%
(cost $6,978,373)		7,154,673
Liabilities in excess of other assets — (0.2)%		(11,596)

NET ASSETS — 100.0%		$7,143,077

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.
(w)	PGIM Investments LLC, the manager of the Portfolio, also serves as the manager/co-manager of the underlying portfolios in which the Portfolio invests.

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2017 in valuing such portfolio securities:

	Level 1	Level 2	Level 3

Investments in Securities
Affiliated Mutual Funds	$6,661,390	$—	$—
Unaffiliated Funds	493,283	—	—

Total	$7,154,673	$—	$—

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

A962

AST MANAGED EQUITY PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 99.1%
AFFILIATED MUTUAL FUNDS — 95.7%
AST AQR Emerging Markets Equity Portfolio*	199,716	$2,430,544
AST ClearBridge Dividend Growth Portfolio*	87,546	1,459,399
AST Global Real Estate Portfolio*	22,953	277,277
AST Goldman Sachs Mid-Cap Growth Portfolio*	223,081	1,989,882
AST Hotchkis & Wiley Large-Cap Value Portfolio*	82,121	2,296,932
AST International Growth Portfolio*	267,769	4,589,553
AST International Value Portfolio*	221,552	4,579,490
AST Loomis Sayles Large-Cap Growth Portfolio*	44,750	2,101,008
AST MFS Global Equity Portfolio*	80,224	1,578,007
AST Neuberger Berman/LSV Mid-Cap Value Portfolio*	61,937	2,077,991
AST QMA US Equity Alpha Portfolio*	90,220	2,568,575
AST Small-Cap Growth Portfolio*	16,297	677,471
AST Small-Cap Value Portfolio*	32,434	909,769
AST T. Rowe Price Natural Resources Portfolio*	13,420	291,077

TOTAL AFFILIATED MUTUAL FUNDS
(cost $22,869,313)(w)		27,826,975

UNAFFILIATED EXCHANGE TRADED FUNDS — 3.4%
Financial Select Sector SPDR Fund	9,700	250,842
SPDR S&P 500 ETF Trust Fund	1,400	351,722
Vanguard FTSE Developed Markets ETF	6,800	295,188
Vanguard FTSE Emerging Markets ETF	1,800	78,426

TOTAL UNAFFILIATED EXCHANGE TRADED FUNDS (cost $872,411)		976,178

TOTAL LONG-TERM INVESTMENTS (cost $23,741,724)		28,803,153

Shares	Value
SHORT-TERM INVESTMENT — 0.9%
AFFILIATED MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund (cost $274,820)(w) 274,820	$274,820

TOTAL INVESTMENTS — 100.0% (cost $24,016,544)	29,077,973
Liabilities in excess of other assets — 0.0%	(10,480)

NET ASSETS — 100.0%	$29,067,493

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.
(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as the manager/co-manager of the underlying portfolios in which the Portfolio invests.

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2017 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Affiliated Mutual Funds	$28,101,795	$—	$—
Unaffiliated Exchange Traded Funds	976,178	—	—

Total	$29,077,973	$—	$—

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

A963

AST MANAGED FIXED INCOME PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

	Shares	Value

LONG-TERM INVESTMENTS — 99.6%

AFFILIATED MUTUAL FUNDS — 97.7%
AST BlackRock Low Duration Bond Portfolio*	296,301	$3,182,267
AST Goldman Sachs Strategic Income Portfolio*	34,705	335,602
AST High Yield Portfolio*	50,072	501,717
AST Lord Abbett Core Fixed Income Portfolio*	613,386	7,722,528
AST Prudential Core Bond Portfolio*	1,476,702	18,000,996
AST Wellington Management Global Bond Portfolio*	204,654	2,157,054
AST Western Asset Emerging Markets Debt Portfolio*	43,999	499,832

TOTAL AFFILIATED MUTUAL FUNDS (cost $31,018,831)(w)		32,399,996

UNAFFILIATED EXCHANGE TRADED FUNDS — 1.9%
iShares Floating Rate Bond ETF	5,768	293,822
iShares TIPS Bond ETF	2,783	316,093

TOTAL UNAFFILIATED EXCHANGE TRADED FUNDS (cost $609,933)		609,915

TOTAL LONG-TERM INVESTMENTS (cost $31,628,764)		33,009,911

	Shares	Value

SHORT-TERM INVESTMENT — 0.5%

AFFILIATED MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund (cost $182,193)(w)	182,193	$182,193

TOTAL INVESTMENTS — 100.1% (cost $31,810,957)		33,192,104
Liabilities in excess of other assets — (0.1)%		(34,037)

NET ASSETS — 100.0%		$33,158,067

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.
(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as the manager/co-manager of the underlying portfolios in which the Portfolio invests.

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2017 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Affiliated Mutual Funds	$32,582,189	$ —	$ —
Unaffiliated Exchange Traded Funds	609,915	—	—

Total	$33,192,104	$ —	$ —

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

A964

AST MFS GLOBAL EQUITY PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 98.4%

COMMON STOCKS
Austria — 0.4%
Erste Group Bank AG*	75,491	$3,261,577

Brazil — 0.6%
Ambev SA	643,275	4,273,402

Canada — 1.7%
Canadian National Railway Co.	148,941	12,339,762

Czech Republic — 0.0%
Komercni banka A/S	1,712	74,791

Denmark — 0.8%
Carlsberg A/S (Class B Stock)	49,976	5,484,063

France — 8.7%
Air Liquide SA	30,614	4,082,528
Danone SA	169,472	13,310,906
Hermes International	2,929	1,477,757
Legrand SA	86,651	6,253,572
LVMH Moet Hennessy Louis Vuitton SE	54,499	15,065,468
Pernod Ricard SA	100,123	13,850,372
Schneider Electric SE*	109,131	9,503,189

		63,543,792

Germany — 6.8%
Bayer AG	161,466	22,056,672
Brenntag AG	56,053	3,124,705
Deutsche Boerse AG	36,167	3,926,646
Linde AG	48,077	9,997,456
Merck KGaA	50,119	5,581,884
MTU Aero Engines AG	34,027	5,433,829

		50,121,192

Hong Kong — 0.2%
Sands China Ltd.	295,200	1,543,926

Israel — 1.0%
Check Point Software Technologies Ltd.*(a)	61,143	6,971,525

Japan — 1.3%
Hoya Corp.	80,500	4,353,347
Kubota Corp.	299,000	5,439,014

		9,792,361

Mexico — 0.4%
Grupo Financiero Banorte SAB de CV (Class O Stock)	385,360	2,653,080

Netherlands — 2.5%
Akzo Nobel NV	117,652	10,850,919
Heineken NV	71,336	7,058,837

		17,909,756

South Korea — 0.9%
Samsung Electronics Co. Ltd.	3,039	6,838,430

Spain — 0.8%
Aena SME SA, 144A	33,413	6,038,607

Sweden — 1.8%
Essity AB (Class B Stock)*	491,942	13,412,328

Switzerland — 8.6%
Adecco Group AG	70,067	5,458,536
Cie Financiere Richemont SA	83,755	7,666,598
Julius Baer Group Ltd.*	73,751	4,376,394

	Shares	Value
COMMON STOCKS (Continued)
Switzerland (cont’d.)
Nestle SA	217,474	$18,255,040
Roche Holding AG	46,918	11,993,186
Sonova Holding AG	15,747	2,672,834
Swiss Re AG	24,375	2,209,457
UBS Group AG*	583,340	9,979,186

		62,611,231

Thailand — 0.2%
Kasikornbank PCL	263,500	1,693,215

United Kingdom — 8.5%
Burberry Group PLC	194,627	4,595,439
Compass Group PLC	369,903	7,848,421
Diageo PLC	448,645	14,753,896
Reckitt Benckiser Group PLC	158,682	14,498,446
Sky PLC	317,199	3,891,350
Whitbread PLC	80,377	4,057,144
WPP PLC	685,817	12,726,065

		62,370,761

United States — 53.2%
3M Co.	58,948	12,373,185
Abbott Laboratories	169,581	9,048,842
Accenture PLC (Class A Stock)	124,780	16,854,035
American Express Co.	114,563	10,363,369
Amphenol Corp. (Class A Stock)	54,986	4,654,014
AutoZone, Inc.*	6,025	3,585,538
Bank of New York Mellon Corp. (The)	231,731	12,286,378
Cisco Systems, Inc.	140,803	4,735,205
Cognizant Technology Solutions Corp. (Class A Stock)	73,036	5,298,031
Colgate-Palmolive Co.	113,128	8,241,375
Comcast Corp. (Class A Stock)	266,908	10,270,620
Cooper Cos., Inc. (The)	27,100	6,425,680
Coty, Inc. (Class A Stock)(a)	616,788	10,195,506
Delphi Automotive PLC	48,296	4,752,326
DENTSPLY SIRONA, Inc.	43,658	2,611,185
eBay, Inc.*	171,154	6,582,583
Franklin Resources, Inc.	145,315	6,467,971
Goldman Sachs Group, Inc. (The)	31,430	7,454,882
Harley-Davidson, Inc.(a)	64,743	3,121,259
Honeywell International, Inc.	128,279	18,182,265
Johnson & Johnson	22,530	2,929,125
Kansas City Southern	75,773	8,235,010
Kellogg Co.(a)	109,793	6,847,789
Marriott International, Inc. (Class A Stock)	27,407	3,021,896
Medtronic PLC	205,694	15,996,822
Microchip Technology, Inc.(a)	37,824	3,395,839
Monsanto Co.	65,604	7,860,671
National Oilwell Varco, Inc.(a)	56,171	2,006,990
NOW, Inc.*	32,723	451,905
Omnicom Group, Inc.(a)	54,369	4,027,112
Oracle Corp.	235,129	11,368,487
PayPal Holdings, Inc.*	77,022	4,931,719
Praxair, Inc.	37,126	5,187,987
Sally Beauty Holdings, Inc.*(a)	143,362	2,807,028
Schlumberger Ltd.	81,864	5,710,833
State Street Corp.	148,228	14,161,703
Stryker Corp.	99,777	14,170,330
Thermo Fisher Scientific, Inc.	113,531	21,480,065

A965

AST MFS GLOBAL EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
United States (cont’d.)
Time Warner, Inc.	119,333	$12,225,666
Union Pacific Corp.	23,783	2,758,115
United Parcel Service, Inc. (Class B Stock)	102,661	12,328,559
United Technologies Corp.	63,029	7,316,406
Urban Outfitters, Inc.*(a)	106,519	2,545,804
Visa, Inc. (Class A Stock)(a)	159,111	16,744,842
W.W. Grainger, Inc.(a)	13,939	2,505,535
Walt Disney Co. (The)	133,647	13,173,585
Waters Corp.*	34,673	6,224,497
Wynn Resorts Ltd.	11,999	1,786,891
Zimmer Biomet Holdings, Inc.	118,392	13,862,519

		389,567,979

TOTAL LONG-TERM INVESTMENTS (cost $562,140,170)		720,501,778

SHORT-TERM INVESTMENTS — 9.2%

AFFILIATED MUTUAL FUNDS
Prudential Investment Portfolios 2 -
Prudential Core Ultra Short Bond Fund(w)	9,068,339	9,068,339
Prudential Investment Portfolios 2 -
Prudential Institutional Money Market Fund (cost $58,417,893; includes $58,357,330 of cash collateral for securities on loan)(b)(w)	58,412,052	58,417,893

Value
TOTAL SHORT-TERM INVESTMENTS (cost $67,486,232)	$67,486,232

TOTAL INVESTMENTS — 107.6% (cost $629,626,402)	787,988,010
Liabilities in excess of other assets — (7.6)%	(55,682,771)

NET ASSETS — 100.0%	$732,305,239

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $57,380,618; cash collateral of $58,357,330 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund and Prudential Institutional Money Market Fund.

A966

AST MFS GLOBAL EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2017 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Austria	$—	$3,261,577	$—
Brazil	4,273,402	—	—
Canada	12,339,762	—	—
Czech Republic	—	74,791	—
Denmark	—	5,484,063	—
France	—	63,543,792	—
Germany	—	50,121,192	—
Hong Kong	—	1,543,926	—
Israel	6,971,525	—	—
Japan	—	9,792,361	—
Mexico	2,653,080	—	—
Netherlands	—	17,909,756	—
South Korea	—	6,838,430	—
Spain	—	6,038,607	—
Sweden	—	13,412,328	—
Switzerland	—	62,611,231	—
Thailand	—	1,693,215	—
United Kingdom	—	62,370,761	—
United States	389,567,979	—	—
Affiliated Mutual Funds	67,486,232	—	—

Total	$483,291,980	$304,696,030	$—

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of September 30, 2017 were as follows:

Health Care Equipment & Supplies	9.4%
Affiliated Mutual Funds (8.0% represents investments purchased with collateral from securities on loan)	9.2
Capital Markets	8.0
Media	7.7
Beverages	6.2
IT Services	6.0
Pharmaceuticals	5.8
Food Products	5.2
Chemicals	5.2
Household Products	4.9
Industrial Conglomerates	4.2
Textiles, Apparel & Luxury Goods	4.0
Life Sciences Tools & Services	3.8
Road & Rail	3.2
Software	2.5
Hotels, Restaurants & Leisure	2.5
Electrical Equipment	2.2
Aerospace & Defense	1.7

Air Freight & Logistics	1.7%
Consumer Finance	1.4
Personal Products	1.4
Specialty Retail	1.2
Energy Equipment & Services	1.1
Banks	1.1
Technology Hardware, Storage & Peripherals	0.9
Internet Software & Services	0.9
Trading Companies & Distributors	0.8
Transportation Infrastructure	0.8
Professional Services	0.7
Machinery	0.7
Auto Components	0.7
Communications Equipment	0.7
Electronic Equipment, Instruments & Components	0.6
Semiconductors & Semiconductor Equipment	0.5
Automobiles	0.4
Insurance	0.3

107.6
Liabilities in excess of other assets	(7.6)

100.0%

A967

AST MFS GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 98.4%

COMMON STOCKS
Beverages — 2.5%
Constellation Brands, Inc. (Class A Stock)	92,320	$18,413,223
Monster Beverage Corp.*	153,844	8,499,881
Pernod Ricard SA (France)	20,972	2,901,132

		29,814,236

Biotechnology — 3.6%
Biogen, Inc.*	23,807	7,454,448
BioMarin Pharmaceutical, Inc.*	33,802	3,145,952
Celgene Corp.*	144,106	21,013,537
Regeneron Pharmaceuticals, Inc.*	23,536	10,523,416

		42,137,353

Capital Markets — 3.2%
Blackstone Group LP (The) (MLP)	46,450	1,550,037
Charles Schwab Corp. (The)	224,710	9,828,815
Goldman Sachs Group, Inc. (The)	20,253	4,803,809
Intercontinental Exchange, Inc.	195,079	13,401,927
Morgan Stanley	152,625	7,351,946

		36,936,534

Chemicals — 2.2%
Monsanto Co.	65,153	7,806,632
Sherwin-Williams Co. (The)	50,661	18,138,664

		25,945,296

Construction Materials — 1.1%
Vulcan Materials Co.	112,209	13,420,196

Electrical Equipment — 0.8%
AMETEK, Inc.	136,529	9,016,375

Electronic Equipment, Instruments & Components — 0.9%
Amphenol Corp. (Class A Stock)	118,581	10,036,696

Equity Real Estate Investment Trusts (REITs) — 2.4%
American Tower Corp.	206,622	28,241,095

Food & Staples Retailing — 0.3%
Costco Wholesale Corp.	18,797	3,088,159

Food Products — 0.5%
Danone SA (France)	55,983	4,397,095
Mondelez International, Inc. (Class A Stock)	43,292	1,760,253

		6,157,348

Health Care Equipment & Supplies — 5.9%
Abbott Laboratories	170,056	9,074,188
C.R. Bard, Inc.	27,216	8,722,727
Cooper Cos., Inc. (The)	5,870	1,391,836
Danaher Corp.	239,486	20,543,109
Edwards Lifesciences Corp.*	62,811	6,865,870
Medtronic PLC	194,680	15,140,264
Stryker Corp.	52,542	7,462,015

		69,200,009

Health Care Providers & Services — 0.4%
UnitedHealth Group, Inc.	24,123	4,724,490

Hotels, Restaurants & Leisure — 3.3%
Aramark	278,236	11,299,164
Marriott International, Inc. (Class A Stock)	93,763	10,338,308
Six Flags Entertainment Corp.(a)	76,510	4,662,519

	Shares	Value
COMMON STOCKS (Continued)
Hotels, Restaurants & Leisure (cont’d.)
Starbucks Corp.	232,230	$12,473,073

		38,773,064

Household Products — 0.9%
Colgate-Palmolive Co.	145,732	10,616,576

Industrial Conglomerates — 1.8%
Honeywell International, Inc.	50,366	7,138,877
Roper Technologies, Inc.	58,157	14,155,414

		21,294,291

Insurance — 1.4%
Aon PLC	111,479	16,287,082

Internet & Direct Marketing Retail — 7.2%
Amazon.com, Inc.*	50,448	48,498,185
Netflix, Inc.*	109,744	19,902,074
Priceline Group, Inc. (The)*	8,643	15,823,777

		84,224,036

Internet Software & Services — 12.4%
Alibaba Group Holding Ltd. (China), ADR*(a)	9,792	1,691,176
Alphabet, Inc. (Class A Stock)*	47,374	46,129,011
Alphabet, Inc. (Class C Stock)*	32,974	31,625,693
Facebook, Inc. (Class A Stock)*	383,626	65,550,174

		144,996,054

IT Services — 12.6%
Cognizant Technology Solutions Corp. (Class A Stock)	164,068	11,901,493
Fidelity National Information Services, Inc.	133,930	12,507,723
Fiserv, Inc.*	151,014	19,474,765
FleetCor Technologies, Inc.*	39,782	6,157,060
Global Payments, Inc.	90,222	8,573,797
Mastercard, Inc. (Class A Stock)	247,901	35,003,621
PayPal Holdings, Inc.*	93,367	5,978,289
Visa, Inc. (Class A Stock)(a)	453,581	47,734,864

		147,331,612

Life Sciences Tools & Services — 2.4%
Thermo Fisher Scientific, Inc.	146,210	27,662,932

Machinery — 1.2%
Fortive Corp.	109,984	7,785,767
Xylem, Inc.	99,406	6,225,798

		14,011,565

Media — 1.7%
Altice USA, Inc. (Class A Stock)*(a)	29,045	793,219
Comcast Corp. (Class A Stock)	485,499	18,682,002

		19,475,221

Multiline Retail — 0.3%
Dollar Tree, Inc.*	40,785	3,540,954

Oil, Gas & Consumable Fuels — 0.5%
Concho Resources, Inc.*	14,929	1,966,448
Pioneer Natural Resources Co.	28,082	4,143,218

		6,109,666

Personal Products — 0.6%
Estee Lauder Cos., Inc. (The) (Class A Stock)	68,342	7,370,001

A968

AST MFS GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

	Shares	Value

COMMON STOCKS (Continued)
Pharmaceuticals — 3.0%
Allergan PLC	28,205	$5,780,615
Bristol-Myers Squibb Co.	159,662	10,176,856
Eli Lilly & Co.	93,508	7,998,674
Zoetis, Inc.	184,002	11,731,968

		35,688,113

Professional Services — 1.1%
Equifax, Inc.	43,572	4,618,196
Verisk Analytics, Inc.*	92,929	7,730,764

		12,348,960

Road & Rail — 1.9%
Canadian Pacific Railway Ltd. (Canada)(a)	62,320	10,471,630
Union Pacific Corp.	100,674	11,675,164

		22,146,794

Semiconductors & Semiconductor Equipment — 3.6%
Analog Devices, Inc.	75,817	6,533,151
Broadcom Ltd.	72,605	17,609,617
NVIDIA Corp.	103,802	18,556,684

		42,699,452

Software — 14.3%
Activision Blizzard, Inc.	335,623	21,651,040
Adobe Systems, Inc.*	236,642	35,302,254
Electronic Arts, Inc.*	180,010	21,251,981
Intuit, Inc.	97,159	13,810,180
Microsoft Corp.	712,177	53,050,065
PTC, Inc.*	29,921	1,683,954
salesforce.com, Inc.*	223,238	20,854,894

		167,604,368

Specialty Retail — 0.2%
Ross Stores, Inc.	39,747	2,566,464

Technology Hardware, Storage & Peripherals — 1.8%
Apple, Inc.	139,667	21,525,478

Textiles, Apparel & Luxury Goods — 1.0%
Lululemon Athletica, Inc.*	23,280	1,449,180
NIKE, Inc. (Class B Stock)	209,021	10,837,739

		12,286,919

	Shares	Value

COMMON STOCKS (Continued)
Tobacco — 1.3%
Philip Morris International, Inc.	140,886	$15,639,755

Trading Companies & Distributors — 0.1%
Univar, Inc.*	57,250	1,656,243

TOTAL LONG-TERM INVESTMENTS (cost $820,811,873)		1,154,573,387

SHORT-TERM INVESTMENTS — 6.2%

AFFILIATED MUTUAL FUNDS
Prudential Investment Portfolios 2 -
Prudential Core Ultra Short Bond Fund(w)	18,463,796	18,463,796
Prudential Investment Portfolios 2 -
Prudential Institutional Money Market Fund (cost $53,868,362; includes $53,811,731 of cash collateral for securities on loan)(b)(w)	53,862,975	53,868,362

TOTAL SHORT-TERM INVESTMENTS (cost $72,332,158)		72,332,158

TOTAL INVESTMENTS — 104.6% (cost $893,144,031)		1,226,905,545
Liabilities in excess of other assets — (4.6)%		(53,814,028)

NET ASSETS — 100.0%		$1,173,091,517

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $53,009,423; cash collateral of $53,811,731 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund and Prudential Institutional Money Market Fund.

A969

AST MFS GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2017 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Beverages	$26,913,104	$2,901,132	$—
Biotechnology	42,137,353	—	—
Capital Markets	36,936,534	—	—
Chemicals	25,945,296	—	—
Construction Materials	13,420,196	—	—
Electrical Equipment	9,016,375	—	—
Electronic Equipment, Instruments & Components	10,036,696	—	—
Equity Real Estate Investment Trusts (REITs)	28,241,095	—	—
Food & Staples Retailing	3,088,159	—	—
Food Products	1,760,253	4,397,095	—
Health Care Equipment & Supplies	69,200,009	—	—
Health Care Providers & Services	4,724,490	—	—
Hotels, Restaurants & Leisure	38,773,064	—	—
Household Products	10,616,576	—	—
Industrial Conglomerates	21,294,291	—	—
Insurance	16,287,082	—	—
Internet & Direct Marketing Retail	84,224,036	—	—
Internet Software & Services	144,996,054	—	—
IT Services	147,331,612	—	—
Life Sciences Tools & Services	27,662,932	—	—
Machinery	14,011,565	—	—
Media	19,475,221	—	—
Multiline Retail	3,540,954	—	—
Oil, Gas & Consumable Fuels	6,109,666	—	—
Personal Products	7,370,001	—	—
Pharmaceuticals	35,688,113	—	—
Professional Services	12,348,960	—	—
Road & Rail	22,146,794	—	—
Semiconductors & Semiconductor Equipment	42,699,452	—	—
Software	167,604,368	—	—
Specialty Retail	2,566,464	—	—
Technology Hardware, Storage & Peripherals	21,525,478	—	—
Textiles, Apparel & Luxury Goods	12,286,919	—	—
Tobacco	15,639,755	—	—
Trading Companies & Distributors	1,656,243	—	—
Affiliated Mutual Funds	72,332,158	—	—

Total	$1,219,607,318	$7,298,227	$—

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

A970

AST MFS LARGE-CAP VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 98.8%

COMMON STOCKS
Aerospace & Defense — 3.1%
Lockheed Martin Corp.	34,259	$10,630,225
Northrop Grumman Corp.	71,421	20,549,250
United Technologies Corp.	116,013	13,466,788

		44,646,263

Air Freight & Logistics — 1.1%
United Parcel Service, Inc. (Class B Stock)	134,187	16,114,517

Auto Components — 1.2%
Delphi Automotive PLC	171,916	16,916,534

Automobiles — 0.2%
Harley-Davidson, Inc.(a)	47,402	2,285,250

Banks — 14.2%
Citigroup, Inc.	472,682	34,382,889
JPMorgan Chase & Co.	709,825	67,795,386
PNC Financial Services Group, Inc. (The)	157,158	21,180,184
U.S. Bancorp	615,159	32,966,371
Wells Fargo & Co.	856,905	47,258,311

		203,583,141

Beverages — 1.7%
Diageo PLC (United Kingdom)	507,112	16,676,611
PepsiCo, Inc.	72,851	8,117,787

		24,794,398

Building Products — 2.0%
Johnson Controls International PLC	717,500	28,908,074

Capital Markets — 7.8%
Bank of New York Mellon Corp. (The)	285,178	15,120,138
BlackRock, Inc.	33,940	15,174,235
Franklin Resources, Inc.	117,837	5,244,925
Goldman Sachs Group, Inc. (The)	149,621	35,488,605
Moody’s Corp.	72,335	10,069,755
Nasdaq, Inc.	167,324	12,979,323
S&P Global, Inc.	13,763	2,151,295
State Street Corp.	101,932	9,738,583
T. Rowe Price Group, Inc.(a)	71,534	6,484,557

		112,451,416

Chemicals — 3.5%
DowDuPont, Inc.	78,394	5,427,217
Monsanto Co.	49,029	5,874,655
PPG Industries, Inc.	257,510	27,981,037
Sherwin-Williams Co. (The)	32,467	11,624,485

		50,907,394

Consumer Finance — 1.1%
American Express Co.	169,973	15,375,758

Containers & Packaging — 0.5%
Crown Holdings, Inc.*	120,375	7,188,794

Diversified Telecommunication Services — 0.8%
Verizon Communications, Inc.	231,953	11,479,354

Electric Utilities — 1.8%
Duke Energy Corp.	235,404	19,755,104
Xcel Energy, Inc.	128,794	6,094,532

		25,849,636

	Shares	Value
COMMON STOCKS (Continued)
Electrical Equipment — 1.0%
Eaton Corp. PLC	184,649	$14,179,197

Energy Equipment & Services — 1.8%
Schlumberger Ltd.	374,876	26,151,350

Equity Real Estate Investment Trusts (REITs) — 0.4%
Public Storage(a)	26,602	5,692,562

Food & Staples Retailing — 1.6%
CVS Health Corp.	284,498	23,135,377

Food Products — 3.9%
Archer-Daniels-Midland Co.	119,342	5,073,228
Danone SA (France)	89,225	7,008,034
General Mills, Inc.(a)	296,721	15,358,279
J.M. Smucker Co. (The)	48,220	5,059,725
Nestle SA (Switzerland)	288,097	24,183,223

		56,682,489

Health Care Equipment & Supplies — 5.1%
Abbott Laboratories	434,375	23,178,249
Danaher Corp.	201,280	17,265,798
Medtronic PLC	415,646	32,324,789

		72,768,836

Health Care Providers & Services — 1.9%
Cigna Corp.	49,986	9,344,383
Express Scripts Holding Co.*	90,199	5,711,401
McKesson Corp.	62,903	9,662,530
UnitedHealth Group, Inc.	12,091	2,368,022

		27,086,336

Household Durables — 0.2%
Newell Brands, Inc.	71,184	3,037,421

Household Products — 0.9%
Procter & Gamble Co. (The)	80,122	7,289,500
Reckitt Benckiser Group PLC (United Kingdom)	62,961	5,752,616

		13,042,116

Industrial Conglomerates — 3.9%
3M Co.	139,489	29,278,741
Honeywell International, Inc.	190,559	27,009,833

		56,288,574

Insurance — 7.4%
Aon PLC	190,101	27,773,756
Chubb Ltd.	218,023	31,079,179
MetLife, Inc.	333,663	17,333,793
Travelers Cos., Inc. (The)	246,168	30,160,503

		106,347,231

IT Services — 5.9%
Accenture PLC (Class A Stock)	301,716	40,752,780
Amdocs Ltd.(a)	55,308	3,557,411
Cognizant Technology Solutions Corp. (Class A Stock)	88,763	6,438,867
DXC Technology Co.	55,024	4,725,461
Fidelity National Information Services, Inc.	164,304	15,344,351
Fiserv, Inc.*	51,102	6,590,114
International Business Machines Corp.	47,169	6,843,279

		84,252,263

A971

AST MFS LARGE-CAP VALUE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Life Sciences Tools & Services — 1.4%
Thermo Fisher Scientific, Inc.	105,797	$20,016,792

Machinery — 2.1%
Illinois Tool Works, Inc.	85,567	12,660,493
Ingersoll-Rand PLC	96,323	8,589,122
Stanley Black & Decker, Inc.	59,691	9,011,550

		30,261,165

Media — 3.5%
Comcast Corp. (Class A Stock)	507,820	19,540,914
Interpublic Group of Cos., Inc. (The)(a)	420,980	8,752,174
Omnicom Group, Inc.(a)	240,153	17,788,133
Time Warner, Inc.	42,030	4,305,974

		50,387,195

Oil, Gas & Consumable Fuels — 3.3%
Chevron Corp.	91,941	10,803,068
EOG Resources, Inc.	149,329	14,446,087
Exxon Mobil Corp.	134,611	11,035,410
Occidental Petroleum Corp.	167,831	10,776,429

		47,060,994

Personal Products — 0.3%
Coty, Inc. (Class A Stock)(a)	310,989	5,140,648

Pharmaceuticals — 7.3%
Johnson & Johnson	403,279	52,430,303
Merck & Co., Inc.	209,769	13,431,508
Novartis AG (Switzerland)	41,970	3,599,975
Pfizer, Inc.	897,976	32,057,743
Roche Holding AG (Switzerland)	12,037	3,076,900

		104,596,429

Professional Services — 0.4%
Equifax, Inc.	59,943	6,353,359

Road & Rail — 1.4%
Canadian National Railway Co. (Canada)	107,772	8,928,910
Union Pacific Corp.	99,142	11,497,498

		20,426,408

Semiconductors & Semiconductor Equipment — 1.3%
Texas Instruments, Inc.	206,366	18,498,648

Specialty Retail — 0.2%
Advance Auto Parts, Inc.(a)	25,752	2,554,598

Textiles, Apparel & Luxury Goods — 0.5%
Hanesbrands, Inc.(a)	267,523	6,591,767

Tobacco — 3.9%
Altria Group, Inc.	83,743	5,310,980
Philip Morris International, Inc.	458,965	50,949,705

		56,260,685

Trading Companies & Distributors — 0.2%
HD Supply Holdings, Inc.*	72,175	2,603,352

TOTAL LONG-TERM INVESTMENTS (cost $1,207,404,334)		1,419,916,321

	Shares	Value
SHORT-TERM INVESTMENTS — 4.7%

AFFILIATED MUTUAL FUNDS
Prudential Investment Portfolios 2 -
Prudential Core Ultra Short Bond Fund(w)	16,213,474	$16,213,474
Prudential Investment Portfolios 2 -
Prudential Institutional Money Market Fund (cost $51,679,041; includes $51,634,597 of cash collateral for securities on loan)(b)(w)	51,673,873	51,679,041

TOTAL SHORT-TERM INVESTMENTS (cost $67,892,515)		67,892,515

TOTAL INVESTMENTS — 103.5% (cost $1,275,296,849)		1,487,808,836
Liabilities in excess of other assets — (3.5)%		(49,850,816)

NET ASSETS — 100.0%		$1,437,958,020

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $50,606,282; cash collateral of $51,634,597 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.

(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund and Prudential Institutional Money Market Fund.

A972

AST MFS LARGE-CAP VALUE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2017 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$44,646,263	$—	$—
Air Freight & Logistics	16,114,517	—	—
Auto Components	16,916,534	—	—
Automobiles	2,285,250	—	—
Banks	203,583,141	—	—
Beverages	8,117,787	16,676,611	—
Building Products	28,908,074	—	—
Capital Markets	112,451,416	—	—
Chemicals	50,907,394	—	—
Consumer Finance	15,375,758	—	—
Containers & Packaging	7,188,794	—	—
Diversified Telecommunication Services	11,479,354	—	—
Electric Utilities	25,849,636	—	—
Electrical Equipment	14,179,197	—	—
Energy Equipment & Services	26,151,350	—	—
Equity Real Estate Investment Trusts (REITs)	5,692,562	—	—
Food & Staples Retailing	23,135,377	—	—
Food Products	25,491,232	31,191,257	—
Health Care Equipment & Supplies	72,768,836	—	—
Health Care Providers & Services	27,086,336	—	—
Household Durables	3,037,421	—	—
Household Products	7,289,500	5,752,616	—
Industrial Conglomerates	56,288,574	—	—
Insurance	106,347,231	—	—
IT Services	84,252,263	—	—
Life Sciences Tools & Services	20,016,792	—	—
Machinery	30,261,165	—	—
Media	50,387,195	—	—
Oil, Gas & Consumable Fuels	47,060,994	—	—
Personal Products	5,140,648	—	—
Pharmaceuticals	97,919,554	6,676,875	—
Professional Services	6,353,359	—	—
Road & Rail	20,426,408	—	—
Semiconductors & Semiconductor Equipment	18,498,648	—	—
Specialty Retail	2,554,598	—	—
Textiles, Apparel & Luxury Goods	6,591,767	—	—
Tobacco	56,260,685	—	—
Trading Companies & Distributors	2,603,352	—	—
Affiliated Mutual Funds	67,892,515	—	—

Total	$1,427,511,477	$60,297,359	$—

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

A973

AST MORGAN STANLEY MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 39.5%
COMMON STOCKS — 30.3%
Automobiles — 1.6%
Peugeot SA (France)	3,449	$82,104

Banks — 10.3%
ABN AMRO Group NV (Netherlands), CVA, 144A	97	2,905
Alpha Bank AE (Greece)*	1,352	2,680
Banco Bilbao Vizcaya Argentaria SA (Spain)	2,690	24,050
Banco de Sabadell SA (Spain)	2,200	4,599
Banco Santander SA (Spain)	5,971	41,766
Bank of America Corp.	1,166	29,546
Bank of Ireland Group PLC (Ireland)*	385	3,153
Bankia SA (Spain)	476	2,298
Bankinter SA (Spain)	280	2,652
BB&T Corp.	79	3,708
BNP Paribas SA (France)	438	35,336
CaixaBank SA (Spain)	1,102	5,531
CIT Group, Inc.	14	687
Citigroup, Inc.	266	19,349
Citizens Financial Group, Inc.	49	1,856
Comerica, Inc.	17	1,296
Commerzbank AG (Germany)*	443	6,041
Credit Agricole SA (France)	438	7,973
East West Bancorp, Inc.	13	777
Erste Group Bank AG (Austria)*	115	4,969
Eurobank Ergasias SA (Greece)*	1,914	1,701
Fifth Third Bancorp	72	2,015
First Republic Bank	15	1,567
Huntington Bancshares, Inc.	106	1,480
ING Groep NV (Netherlands)	1,603	29,547
Intesa Sanpaolo SpA (Italy)	5,245	18,569
Intesa Sanpaolo SpA (Italy) (Savings Share)	386	1,279
JPMorgan Chase & Co.	346	33,046
KBC Group NV (Belgium)	105	8,908
KeyCorp	106	1,995
M&T Bank Corp.	13	2,094
Mediobanca SpA (Italy)	5,230	56,204
National Bank of Greece SA (Greece)*	8,011	2,733
People’s United Financial, Inc.	34	617
Piraeus Bank SA (Greece)*	382	1,316
PNC Financial Services Group, Inc. (The)	47	6,334
Raiffeisen Bank International AG (Austria)*	49	1,642
Regions Financial Corp.	116	1,767
Sberbank of Russia PJSC (Russia), ADR	2,014	28,740
Signature Bank*	6	768
Societe Generale SA (France)	316	18,518
SunTrust Banks, Inc.	47	2,809
SVB Financial Group*	5	935
U.S. Bancorp	164	8,789
UniCredit SpA (Italy)*	2,391	51,023
Unione di Banche Italiane SpA (Italy)	366	1,902
VTB Bank PJSC (Russia), GDR	1,321	2,839
Wells Fargo & Co.	561	30,939
Zions Bancorporation	19	896

		522,144

Building Products — 0.8%
Cie de Saint-Gobain (France)	688	40,991

	Shares	Value
COMMON STOCKS (Continued)
Capital Markets — 1.0%
Deutsche Boerse AG (Germany)	421	$45,708
Natixis SA (France)	388	3,105

		48,813

Chemicals — 0.0%
PhosAgro PJSC (Russia), GDR	94	1,340

Commercial Services & Supplies — 0.3%
ISS A/S (Denmark)	342	13,788

Construction & Engineering — 2.9%
Bouygues SA (France)	726	34,464
Vinci SA (France)	1,163	110,500

		144,964

Construction Materials — 0.3%
CRH PLC (Ireland)	390	14,837

Consumer Finance — 3.7%
Capital One Financial Corp.	740	62,649
Discover Financial Services	946	60,998
Synchrony Financial	2,037	63,249

		186,896

Diversified Telecommunication Services — 0.0%
Rostelecom PJSC (Russia), ADR	13	98

Electric Utilities — 0.0%
RusHydro PJSC (Russia), ADR	549	788

Food & Staples Retailing — 0.3%
Magnit PJSC (Russia), GDR	246	10,008
X5 Retail Group NV (Russia), GDR*	79	3,558

		13,566

Hotels, Restaurants & Leisure — 0.9%
Accor SA (France)	925	46,003

IT Services — 2.0%
Atos SE (France)	268	41,569
Capgemini SE (France)	493	57,791

		99,360

Media — 0.5%
Mediaset Espana Comunicacion SA (Spain)	441	4,984
Mediaset SpA (Italy)*	1,584	5,487
Metropole Television SA (France)	56	1,295
ProSiebenSat.1 Media SE (Germany)	205	6,996
Stroeer SE & Co. KGaA (Germany)	37	2,424
Television Francaise 1 (France)	174	2,542

		23,728

Metals & Mining — 0.2%
MMC Norilsk Nickel PJSC (Russia), ADR	502	8,634
Severstal PJSC (Russia), GDR	133	1,990

		10,624

Oil, Gas & Consumable Fuels — 1.1%
Gazprom PJSC (Russia), ADR	4,316	17,993
LUKOIL PJSC (Russia), ADR	341	18,011
Novatek PJSC (Russia), GDR	71	8,325
Rosneft Oil Co. PJSC (Russia), GDR	926	5,148
Surgutneftegas OJSC (Russia), ADR	616	3,123

A974

AST MORGAN STANLEY MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Oil, Gas & Consumable Fuels (cont’d.)
Tatneft PJSC (Russia), ADR	130	$5,515

		58,115

Professional Services — 2.0%
Adecco Group AG (Switzerland)	814	63,414
Randstad Holding NV (Netherlands)	648	40,049

		103,463

Road & Rail — 0.5%
DSV A/S (Denmark)	338	25,606

Trading Companies & Distributors — 0.3%
Rexel SA (France)	799	13,822

Transportation Infrastructure — 1.5%
Aeroports de Paris (France)	38	6,143
Atlantia SpA (Italy)	1,547	48,881
Fraport AG Frankfurt Airport Services
Worldwide (Germany)	109	10,360
Groupe Eurotunnel SE (France)	845	10,189

		75,573

Wireless Telecommunication Services — 0.1%
Mobile TeleSystems PJSC (Russia), ADR	378	3,946
Sistema PJSC FC (Russia), GDR	139	667

		4,613

TOTAL COMMON STOCKS (cost $1,291,246)		1,531,236

			Principal
Interest	Maturity		Amount
Rate	Date		(000)#
FOREIGN GOVERNMENT BONDS — 9.2%
Hellenic Republic Government Bond (Greece),
Bonds
3.000%	02/24/23	EUR	8	8,288
3.000%	02/24/24	EUR	8	8,125
3.000%	02/24/25	EUR	8	7,985
3.000%	02/24/26	EUR	8	7,863
3.000%	02/24/27	EUR	8	7,708
3.000%	02/24/28	EUR	8	7,427
3.000%	02/24/29	EUR	8	7,191
3.000%	02/24/30	EUR	8	7,024
3.000%	02/24/31	EUR	8	6,888
3.000%	02/24/32	EUR	8	6,821
3.000%	02/24/33	EUR	8	6,701
3.000%	02/24/34	EUR	8	6,594

Interest Rate	Maturity Date		Principal Amount (000)#	Value
FOREIGN GOVERNMENT BONDS (Continued)
3.000%	02/24/35	EUR	8	$6,494
3.000%	02/24/36	EUR	8	6,402
3.000%	02/24/37	EUR	8	6,347
3.000%	02/24/38	EUR	8	6,281
3.000%	02/24/39	EUR	8	6,270
3.000%	02/24/40	EUR	8	6,255
3.000%	02/24/41	EUR	8	6,261
3.000%	02/24/42	EUR	8	6,257
Portugal Obrigacoes do Tesouro OT (Portugal),
Sr. Unsec’d. Notes, 144A
2.875%	07/21/26	EUR	129	160,704
4.125%	04/14/27	EUR	123	166,162

TOTAL FOREIGN GOVERNMENT BONDS (cost $407,412)				466,048

TOTAL LONG-TERM INVESTMENTS (cost $1,698,658)				1,997,284

			Shares
SHORT-TERM INVESTMENTS — 58.5%
UNAFFILIATED FUNDS
BlackRock Liquidity Funds FedFund Portfolio			1,476,498	1,476,498
Goldman Sachs Financial Square Funds - Government Fund			1,476,499	1,476,499

TOTAL UNAFFILIATED FUNDS (cost $2,952,997)				2,952,997

TOTAL INVESTMENTS — 98.0% (cost $4,651,655)				4,950,281
Other assets in excess of liabilities(z) —2.0%				102,698

NET ASSETS — 100.0%				$5,052,979

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.
#	Principal amount is shown in U.S. dollars unless otherwise stated.
(z)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts outstanding at September 30, 2017:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Position: 3	TOPIX Index	Dec. 2017	$420,877	$446,567	$25,690

Short Positions:
7	5 Year U.S. Treasury Notes	Dec. 2017	828,240	822,500	5,740
6	10 Year Euro-Bund.	Dec. 2017	1,150,018	1,141,780	8,238
2	Euro STOXX 50 Index	Dec. 2017	82,813	84,529	(1,716)
1	Euro-BTP Italian Government Bond	Dec. 2017	159,827	159,508	319

A975

AST MORGAN STANLEY MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Number of Contracts	Type	Expiration Date	Value at Trade Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Short Positions (cont’d.):
11	S&P 500 E-Mini Index	Dec. 2017	$ 1,363,663	$ 1,383,855	$(20,192)

					(7,611)

					$18,079

Cash and foreign currency of $126,319 has been segregated with Goldman Sachs & Co. to cover requirement for open futures contracts at September 30, 2017.

Forward foreign currency exchange contracts outstanding at September 30, 2017:

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts:
Brazilian Real,
Expiring 11/09/17	Goldman Sachs & Co.	BRL	425	$136,552	$133,412	$(3,140)
Expiring 11/09/17	Goldman Sachs & Co.	BRL	8	2,496	2,491	(5)
Expiring 11/09/17	JPMorgan Chase	BRL	38	11,864	11,821	(43)
Expiring 11/09/17	JPMorgan Chase	BRL	16	5,054	5,066	12
British Pound,
Expiring 11/09/17	Bank of America	GBP	1	1,347	1,390	43
Expiring 11/09/17	Barclays Capital Group	GBP	88	113,801	117,475	3,674
Expiring 11/09/17	Barclays Capital Group	GBP	44	60,076	59,438	(638)
Expiring 11/09/17	Barclays Capital Group	GBP	41	56,221	55,475	(746)
Expiring 11/09/17	Citigroup Global Markets	GBP	128	167,033	172,199	5,166
Expiring 11/09/17	Commonwealth Bank of Australia	GBP	37	47,637	49,174	1,537
Expiring 11/09/17	Commonwealth Bank of Australia	GBP	7	9,061	9,387	326
Chilean Peso,
Expiring 11/09/17	Citigroup Global Markets	CLP	7,488	11,877	11,689	(188)
Expiring 11/09/17	Citigroup Global Markets	CLP	3,209	5,069	5,009	(60)
Chinese Renminbi,
Expiring 11/09/17	Goldman Sachs & Co.	CNH	79	11,895	11,828	(67)
Expiring 11/09/17	Goldman Sachs & Co.	CNH	34	5,102	5,069	(33)
Czech Koruna,
Expiring 02/01/18	Citigroup Global Markets	CZK	4,761	217,117	218,470	1,353
Expiring 02/01/18	Citigroup Global Markets	CZK	4,009	163,000	183,972	20,972
Expiring 02/01/18	Citigroup Global Markets	CZK	3,371	137,348	154,704	17,356
Expiring 02/01/18	Citigroup Global Markets	CZK	2,949	120,370	135,319	14,949
Expiring 02/01/18	Citigroup Global Markets	CZK	1,368	55,383	62,765	7,382
Expiring 02/01/18	Citigroup Global Markets	CZK	1,336	54,373	61,324	6,951
Expiring 02/01/18	Citigroup Global Markets	CZK	821	37,566	37,662	96
Expiring 02/01/18	Citigroup Global Markets	CZK	141	5,727	6,463	736
Euro,
Expiring 11/09/17	BNP Paribas	EUR	8	9,613	9,642	29
Expiring 11/09/17	BNP Paribas	EUR	6	7,706	7,590	(116)
Expiring 11/09/17	Citigroup Global Markets	EUR	143	171,092	169,300	(1,792)
Expiring 11/09/17	Citigroup Global Markets	EUR	40	47,933	47,542	(391)
Expiring 11/09/17	Goldman Sachs & Co.	EUR	26	31,035	31,049	14
Expiring 11/09/17	Goldman Sachs & Co.	EUR	4	4,486	4,455	(31)
Expiring 11/09/17	Nomura Securities Co.	EUR	8	9,721	9,618	(103)
Expiring 11/09/17	UBS AG	EUR	14	17,125	16,944	(181)
Expiring 02/01/18	Citigroup Global Markets	EUR	20	23,460	23,365	(95)
Expiring 02/01/18	Citigroup Global Markets	EUR	6	7,309	7,250	(59)
Expiring 02/01/18	Citigroup Global Markets	EUR	5	5,712	5,973	261
Expiring 02/01/18	Citigroup Global Markets	EUR	2	2,048	2,257	209
Hong Kong Dollar,
Expiring 11/09/17	Goldman Sachs & Co.	HKD	145	18,571	18,590	19
Expiring 11/09/17	Goldman Sachs & Co.	HKD	55	7,017	7,018	1
Hungarian Forint,
Expiring 11/09/17	Bank of America	HUF	3,058	11,872	11,616	(256)

A976

AST MORGAN STANLEY MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Forward foreign currency exchange contracts outstanding at September 30, 2017 (continued):

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts (cont’d.):
Hungarian Forint (cont’d.),
Expiring 11/09/17	Bank of America	HUF	1,311	$5,121	$4,978	$(143)
Expiring 11/09/17	Goldman Sachs & Co.	HUF	370	1,406	1,406	—
Indian Rupee,
Expiring 11/09/17	Goldman Sachs & Co.	INR	762	11,815	11,597	(218)
Expiring 11/09/17	Goldman Sachs & Co.	INR	326	5,071	4,970	(101)
Expiring 11/09/17	Goldman Sachs & Co.	INR	198	3,017	3,016	(1)
Indonesian Rupiah,
Expiring 11/09/17	Goldman Sachs & Co.	IDR	158,829	11,835	11,749	(86)
Expiring 11/09/17	Goldman Sachs & Co.	IDR	68,070	5,073	5,035	(38)
Israeli Shekel,
Expiring 11/09/17	Bank of America	ILS	43	11,907	12,100	193
Expiring 11/09/17	Bank of America	ILS	18	5,115	5,186	71
Japanese Yen,
Expiring 11/09/17	Goldman Sachs & Co.	JPY	2,072	19,004	18,448	(556)
Mexican Peso,
Expiring 11/09/17	JPMorgan Chase	MXN	1,430	78,578	77,979	(599)
Expiring 11/09/17	JPMorgan Chase	MXN	729	39,848	39,749	(99)
Expiring 11/09/17	JPMorgan Chase	MXN	265	14,523	14,466	(57)
Expiring 11/09/17	JPMorgan Chase	MXN	212	11,747	11,538	(209)
Expiring 11/09/17	JPMorgan Chase	MXN	91	5,055	4,944	(111)
Expiring 11/09/17	UBS AG	MXN	635	34,920	34,654	(266)
New Taiwanese Dollar,
Expiring 11/09/17	JPMorgan Chase	TWD	359	11,946	11,851	(95)
Expiring 11/09/17	JPMorgan Chase	TWD	154	5,125	5,079	(46)
Expiring 11/09/17	JPMorgan Chase	TWD	120	3,970	3,976	6
Polish Zloty,
Expiring 11/09/17	Bank of America	PLN	43	11,853	11,669	(184)
Expiring 11/09/17	Bank of America	PLN	18	5,103	5,001	(102)
Russian Ruble,
Expiring 11/09/17	BNP Paribas	RUB	6,467	109,267	111,535	2,268
Expiring 11/09/17	BNP Paribas	RUB	3,233	54,599	55,768	1,169
Expiring 11/09/17	BNP Paribas	RUB	3,233	54,818	55,767	949
Expiring 11/09/17	BNP Paribas	RUB	409	7,055	7,055	—
Expiring 11/09/17	Citigroup Global Markets	RUB	696	11,781	11,996	215
Expiring 11/09/17	Citigroup Global Markets	RUB	298	5,030	5,141	111
Singapore Dollar,
Expiring 11/09/17	Barclays Capital Group	SGD	16	11,885	11,907	22
Expiring 11/09/17	Barclays Capital Group	SGD	7	5,098	5,103	5
South African Rand,
Expiring 11/09/17	JPMorgan Chase	ZAR	155	11,784	11,379	(405)
Expiring 11/09/17	JPMorgan Chase	ZAR	67	5,051	4,877	(174)
Expiring 11/09/17	JPMorgan Chase	ZAR	22	1,617	1,614	(3)
South Korean Won,
Expiring 11/09/17	JPMorgan Chase	KRW	13,374	11,878	11,683	(195)
Expiring 11/09/17	JPMorgan Chase	KRW	5,732	5,101	5,007	(94)
Expiring 11/09/17	JPMorgan Chase	KRW	5,598	4,890	4,891	1
Swedish Krona,
Expiring 11/09/17	UBS AG	SEK	2,947	361,722	362,684	962
Expiring 11/09/17	UBS AG	SEK	1,332	163,619	163,871	252
Expiring 11/09/17	UBS AG	SEK	157	19,271	19,319	48
Thai Baht,
Expiring 11/09/17	Citigroup Global Markets	THB	395	11,903	11,859	(44)
Expiring 11/09/17	Citigroup Global Markets	THB	169	5,106	5,082	(24)
Turkish Lira,
Expiring 11/09/17	Citigroup Global Markets	TRY	937	258,654	259,799	1,145
Expiring 11/09/17	JPMorgan Chase	TRY	873	241,034	242,036	1,002

A977

AST MORGAN STANLEY MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Forward foreign currency exchange contracts outstanding at September 30, 2017 (continued):

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts (cont’d.):
Turkish Lira (cont’d.),
Expiring 11/09/17	JPMorgan Chase	TRY	43	$11,845	$11,818	$(27)

				$3,485,709	$3,563,393	77,684

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts:
Australian Dollar,
Expiring 11/09/17	Barclays Capital Group	AUD	152	$119,967	$119,272	$695
Expiring 11/09/17	Citigroup Global Markets	AUD	26	20,429	20,440	(11)
Expiring 11/09/17	Citigroup Global Markets	AUD	8	6,046	6,011	35
Expiring 11/09/17	Commonwealth Bank of Australia	AUD	10	8,149	8,102	47
Expiring 11/09/17	Goldman Sachs & Co.	AUD	271	213,370	212,135	1,235
Expiring 11/09/17	JPMorgan Chase	AUD	10	7,913	7,867	46
Expiring 11/09/17	JPMorgan Chase	AUD	10	7,675	7,591	84
Expiring 11/09/17	UBS AG	AUD	189	148,859	148,002	857
Brazilian Real,
Expiring 11/09/17	Goldman Sachs & Co.	BRL	409	129,101	128,333	768
Expiring 11/09/17	Goldman Sachs & Co.	BRL	35	11,031	11,072	(41)
Expiring 11/09/17	JPMorgan Chase	BRL	184	58,186	57,882	304
Expiring 11/09/17	JPMorgan Chase	BRL	9	2,890	2,884	6
British Pound,
Expiring 11/09/17	Citigroup Global Markets	GBP	132	170,329	177,081	(6,752)
Expiring 11/09/17	Commonwealth Bank of Australia	GBP	2	2,518	2,520	(2)
Canadian Dollar,
Expiring 11/09/17	BNP Paribas	CAD	138	109,194	110,272	(1,078)
Expiring 11/09/17	BNP Paribas	CAD	69	54,803	55,136	(333)
Expiring 11/09/17	BNP Paribas	CAD	69	54,502	55,136	(634)
Expiring 11/09/17	BNP Paribas	CAD	8	6,211	6,218	(7)
Chilean Peso,
Expiring 11/09/17	Citigroup Global Markets	CLP	24,024	37,004	37,501	(497)
Expiring 11/09/17	Citigroup Global Markets	CLP	7,021	11,017	10,959	58
Chinese Renminbi,
Expiring 11/09/17	Goldman Sachs & Co.	CNH	250	36,955	37,518	(563)
Expiring 11/09/17	Goldman Sachs & Co.	CNH	73	10,986	10,997	(11)
Czech Koruna,
Expiring 11/09/17	Citigroup Global Markets	CZK	284	12,928	12,955	(27)
Expiring 02/01/18	Citigroup Global Markets	CZK	411	17,839	18,882	(1,043)
Expiring 02/01/18	Citigroup Global Markets	CZK	389	17,857	17,846	11
Expiring 02/01/18	Citigroup Global Markets	CZK	322	14,857	14,788	69
Expiring 02/01/18	Citigroup Global Markets	CZK	107	4,329	4,925	(596)
Danish Krone,
Expiring 11/09/17	Goldman Sachs & Co.	DKK	36	5,732	5,755	(23)
Expiring 11/09/17	Goldman Sachs & Co.	DKK	25	3,956	3,961	(5)
Expiring 11/09/17	UBS AG	DKK	127	20,151	20,231	(80)
Euro,
Expiring 11/09/17	Bank of America	EUR	78	92,357	92,767	(410)
Expiring 11/09/17	Barclays Capital Group	EUR	275	324,365	325,805	(1,440)
Expiring 11/09/17	Barclays Capital Group	EUR	50	60,409	59,613	796
Expiring 11/09/17	Barclays Capital Group	EUR	47	56,188	55,638	550
Expiring 11/09/17	Citigroup Global Markets	EUR	142	168,140	168,062	78
Expiring 11/09/17	Citigroup Global Markets	EUR	106	125,364	125,918	(554)
Expiring 11/09/17	Citigroup Global Markets	EUR	57	67,809	67,851	(42)
Expiring 11/09/17	Commonwealth Bank of Australia	EUR	173	203,662	204,567	(905)
Expiring 11/09/17	Credit Suisse First Boston Corp.	EUR	16	19,369	19,431	(62)
Expiring 11/09/17	Goldman Sachs & Co.	EUR	181	212,908	213,852	(944)
Expiring 11/09/17	Goldman Sachs & Co.	EUR	56	66,452	65,703	749

A978

AST MORGAN STANLEY MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Forward foreign currency exchange contracts outstanding at September 30, 2017 (continued):

			Notional	Value at		Unrealized
			Amount	Settlement	Current	Appreciation
Sale Contracts	Counterparty		(000)	Date	Value	(Depreciation)
OTC forward foreign currency exchange contracts (cont’d.):
Euro (cont’d.),
Expiring 11/09/17	Goldman Sachs & Co.	EUR	20	$23,548	$23,600	$(52)
Expiring 11/09/17	Goldman Sachs & Co.	EUR	17	20,110	19,905	205
Expiring 11/09/17	Goldman Sachs & Co.	EUR	14	17,103	17,002	101
Expiring 11/09/17	Goldman Sachs & Co.	EUR	14	16,015	16,050	(35)
Expiring 11/09/17	Goldman Sachs & Co.	EUR	14	16,035	16,006	29
Expiring 11/09/17	Goldman Sachs & Co.	EUR	5	5,985	5,906	79
Expiring 11/09/17	Goldman Sachs & Co.	EUR	5	5,982	5,907	75
Expiring 11/09/17	Goldman Sachs & Co.	EUR	5	5,946	5,907	39
Expiring 11/09/17	Goldman Sachs & Co.	EUR	5	5,938	5,907	31
Expiring 11/09/17	Goldman Sachs & Co.	EUR	4	5,084	5,079	5
Expiring 11/09/17	Goldman Sachs & Co.	EUR	3	4,020	3,970	50
Expiring 11/09/17	State Street Bank	EUR	18	21,384	21,478	(94)
Expiring 11/09/17	UBS AG	EUR	272	321,051	322,481	(1,430)
Expiring 11/09/17	UBS AG	EUR	138	163,224	163,466	(242)
Expiring 02/01/18	Citigroup Global Markets	EUR	182	215,961	217,071	(1,110)
Expiring 02/01/18	Citigroup Global Markets	EUR	149	162,348	177,331	(14,983)
Expiring 02/01/18	Citigroup Global Markets	EUR	125	135,744	148,544	(12,800)
Expiring 02/01/18	Citigroup Global Markets	EUR	109	118,964	129,931	(10,967)
Expiring 02/01/18	Citigroup Global Markets	EUR	51	55,185	60,500	(5,315)
Expiring 02/01/18	Citigroup Global Markets	EUR	50	54,116	59,110	(4,994)
Expiring 02/01/18	Citigroup Global Markets	EUR	27	32,464	32,486	(22)
Expiring 02/01/18	Citigroup Global Markets	EUR	8	8,682	8,950	(268)
Expiring 02/01/18	Citigroup Global Markets	EUR	5	5,013	5,488	(475)
Hong Kong Dollar,
Expiring 11/09/17	Citigroup Global Markets	HKD	17	2,202	2,202	—
Expiring 11/09/17	Goldman Sachs & Co.	HKD	108	13,844	13,834	10
Expiring 11/09/17	Goldman Sachs & Co.	HKD	46	5,891	5,893	(2)
Hungarian Forint,
Expiring 11/09/17	Bank of America	HUF	9,952	38,509	37,803	706
Expiring 11/09/17	Goldman Sachs & Co.	HUF	2,910	11,037	11,053	(16)
Indian Rupee,
Expiring 11/09/17	Goldman Sachs & Co.	INR	2,528	39,342	38,506	836
Expiring 11/09/17	Goldman Sachs & Co.	INR	727	11,056	11,066	(10)
Indonesian Rupiah,
Expiring 11/09/17	Goldman Sachs & Co.	IDR	473,946	35,146	35,060	86
Expiring 11/09/17	Goldman Sachs & Co.	IDR	148,420	10,965	10,980	(15)
Expiring 11/09/17	Goldman Sachs & Co.	IDR	22,181	1,642	1,640	2
Israeli Shekel,
Expiring 11/09/17	Bank of America	ILS	128	35,472	36,127	(655)
Expiring 11/09/17	Citigroup Global Markets	ILS	39	11,033	11,022	11
Expiring 11/09/17	Citigroup Global Markets	ILS	5	1,377	1,379	(2)
Japanese Yen,
Expiring 11/09/17	Goldman Sachs & Co.	JPY	1,563	14,219	13,914	305
Expiring 11/09/17	Goldman Sachs & Co.	JPY	1,104	10,044	9,829	215
Expiring 11/09/17	Goldman Sachs & Co.	JPY	1,094	10,047	9,744	303
Expiring 11/09/17	Goldman Sachs & Co.	JPY	889	8,061	7,919	142
Expiring 11/09/17	Goldman Sachs & Co.	JPY	377	3,460	3,356	104
Expiring 11/09/17	Goldman Sachs & Co.	JPY	377	3,435	3,357	78
Expiring 11/09/17	Goldman Sachs & Co.	JPY	377	3,416	3,356	60
Expiring 11/09/17	Goldman Sachs & Co.	JPY	377	3,413	3,356	57
Expiring 11/09/17	Goldman Sachs & Co.	JPY	327	2,999	2,911	88
Expiring 11/09/17	Goldman Sachs & Co.	JPY	270	2,415	2,404	11
Expiring 11/09/17	JPMorgan Chase	JPY	45,846	415,554	408,237	7,317
Expiring 11/09/17	JPMorgan Chase	JPY	13,785	126,839	122,744	4,095
Expiring 11/09/17	JPMorgan Chase	JPY	6,308	56,074	56,170	(96)
Expiring 11/09/17	JPMorgan Chase	JPY	1,004	9,010	8,939	71
New Taiwanese Dollar,
Expiring 11/09/17	JPMorgan Chase	TWD	1,193	39,581	39,417	164

A979

AST MORGAN STANLEY MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Forward foreign currency exchange contracts outstanding at September 30, 2017 (continued):

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts (cont’d.):
New Taiwanese Dollar (cont’d.),
Expiring 11/09/17	JPMorgan Chase	TWD	332	$10,944	$10,977	$(33)
Polish Zloty,
Expiring 11/09/17	Bank of America	PLN	135	37,183	36,958	225
Expiring 11/09/17	Bank of America	PLN	41	11,057	11,091	(34)
Russian Ruble,
Expiring 11/09/17	BNP Paribas	RUB	644	11,029	11,115	(86)
Expiring 11/09/17	Citigroup Global Markets	RUB	2,242	36,502	38,669	(2,167)
Singapore Dollar,
Expiring 11/09/17	Barclays Capital Group	SGD	50	36,396	36,572	(176)
Expiring 11/09/17	Barclays Capital Group	SGD	15	11,007	11,020	(13)
South African Rand,
Expiring 11/09/17	Goldman Sachs & Co.	ZAR	223	16,625	16,365	260
Expiring 11/09/17	JPMorgan Chase	ZAR	278	20,693	20,372	321
Expiring 11/09/17	JPMorgan Chase	ZAR	150	11,037	11,023	14
South Korean Won,
Expiring 11/09/17	JPMorgan Chase	KRW	44,885	39,809	39,209	600
Expiring 11/09/17	JPMorgan Chase	KRW	12,542	10,941	10,956	(15)
Swedish Krona,
Expiring 11/09/17	UBS AG	SEK	52	6,606	6,450	156
Swiss Franc,
Expiring 11/09/17	Bank of America	CHF	10	10,370	10,423	(53)
Expiring 11/09/17	BNP Paribas	CHF	5	5,123	5,090	33
Expiring 11/09/17	Citigroup Global Markets	CHF	19	19,516	19,616	(100)
Expiring 11/09/17	UBS AG	CHF	11	11,533	11,592	(59)
Thai Baht,
Expiring 11/09/17	Citigroup Global Markets	THB	1,225	36,830	36,744	86
Expiring 11/09/17	Citigroup Global Markets	THB	366	10,951	10,986	(35)
Turkish Lira,
Expiring 11/09/17	Citigroup Global Markets	TRY	619	175,227	171,619	3,608
Expiring 11/09/17	Citigroup Global Markets	TRY	265	75,335	73,551	1,784
Expiring 11/09/17	Citigroup Global Markets	TRY	40	11,049	11,031	18
Expiring 11/09/17	Citigroup Global Markets	TRY	18	4,964	4,845	119

				$5,688,519	$5,732,046	(43,527)

						$34,157

Interest rate swap agreements outstanding at September 30, 2017:

	Notional Amount (000)#	Termination Date	Fixed Rate		Floating Rate	Value at Trade Date	Value at September 30, 2017	Unrealized Appreciation (Depreciation)
Centrally cleared swap agreements:
CZK	6,214	08/07/22	1.115	%(A)	6 Month PRIBOR(1)(S)	$39	$2,706	$2,667
CZK	721	08/07/22	1.105	%(A)	6 Month PRIBOR(1)(S)	—	330	330
CZK	1,751	08/08/22	1.105	%(A)	6 Month PRIBOR(1)(S)	—	1,022	1,022
CZK	1,780	08/14/22	1.068	%(A)	6 Month PRIBOR(1)(S)	—	1,015	1,015
CZK	1,780	08/14/22	1.068	%(A)	6 Month PRIBOR(1)(S)	—	1,013	1,013
CZK	3,667	08/15/22	1.085	%(A)	6 Month PRIBOR(1)(S)	—	1,952	1,952
CZK	1,780	08/15/22	1.060	%(A)	6 Month PRIBOR(1)(S)	—	1,046	1,046
CZK	900	08/22/22	1.115	%(A)	6 Month PRIBOR(1)(S)	—	428	428

A980

AST MORGAN STANLEY MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Interest rate swap agreements outstanding at September 30, 2017 (continued):

	Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at September 30, 2017	Unrealized Appreciation (Depreciation)
Centrally cleared swap agreements (cont’d.):
CZK	1,800	08/23/22	1.099%(A)	6 Month PRIBOR(1)(S)	$—	$923	$923
CZK	1,800	08/23/22	1.100%(A)	6 Month PRIBOR(1)(S)	—	919	919
CZK	1,800	08/23/22	1.099%(A)	6 Month PRIBOR(1)(S)	—	923	923
CZK	1,800	08/24/22	1.120%(A)	6 Month PRIBOR(1)(S)	—	842	842
CZK	816	08/24/22	1.115%(A)	6 Month PRIBOR(1)(S)	—	391	391

					$39	$13,510	$13,471

Cash of $27,000 has been segregated with Goldman Sachs & Co. to cover requirements for open centrally cleared swap contracts at September 30, 2017.

(1) Portfolio pays the fixed rate and receives the floating rate.

(2) Portfolio pays the floating rate and receives the fixed rate.

Total return swap agreements outstanding at September 30, 2017:

Counterparty	Termination Date	Long(Short) Notional Amount (000)#	Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(1)
OTC total return swap agreements:
BNP Paribas	08/31/18	(110)	Pay quartely fixed payments on the MSCI World Energy GRTR USD Index and receive quarterly variable payments based on the 3 Month LIBOR -3bps	$(10,360)	$—	$(10,360)
BNP Paribas	07/12/18	(109)	Pay quarterly fixed payments on the BNP European Staples Index and receive quarterly variable payments based on the 3 Month LIBOR +15bps	(1,620)	—	(1,620)
BNP Paribas	03/24/18	(17)	Pay quarterly fixed payments on the MSCI World Energy Equipment & Services Index and receive quarterly variable payments based on the 3 Month LIBOR -10bps	(118)	—	(118)
BNP Paribas	03/24/18	(114)	Pay quarterly fixed payments on the MSCI World Energy Equipment & Services Index and receive quarterly variable payments based on the 3 Month LIBOR -10bps	(792)	—	(792)
JPMorgan Chase	03/10/18	(11)	Pay quarterly fixed payments on the JPMorgan Chinese Mid-Size Banks Index and receive quarterly variable payments based on the 3 Month LIBOR +10bps	515	—	515
JPMorgan Chase	03/10/18	(85)	Pay quarterly fixed payments on the JPMorgan Chinese Mid-Size Banks Index and receive quarterly variable payments based on the 3 Month LIBOR +10bps	3,884	—	3,884
JPMorgan Chase	03/10/18	(7)	Pay quarterly fixed payments on the JPMorgan Chinese Mid-Size Banks Index and receive quarterly variable payments based on the 3 Month LIBOR -10bps	332	—	332
JPMorgan Chase	03/10/18	(27)	Pay quarterly fixed payments on the JPMorgan Chinese Mid-Size Banks Index and receive quarterly variable payments based on the 3 Month LIBOR -10bps	1,231	—	1,231

A981

AST MORGAN STANLEY MULTI-ASSET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Total return swap agreements outstanding at September 30, 2017 (continued):

Counterparty	Termination Date	Long(Short) Notional Amount (000)#	Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(1)
OTC total return swap agreements (cont’d.):
JPMorgan Chase	03/10/18	(28)	Pay quarterly fixed payments on the JPMorgan Chinese Mid-Size Banks Index and receive quarterly variable payments based on the 3 Month LIBOR -10bps	$1,274	$—	$1,274

				$(5,654)	$—	$(5,654)

(1) Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2017 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$464,042	$1,067,194	$—
Foreign Government Bonds	—	466,048	—
Unaffiliated Funds	2,952,997	—	—
Other Financial Instruments*
Futures Contracts	18,079	—	—
OTC Forward Foreign Currency Exchange Contracts	—	34,157	—
Centrally Cleared Interest Rate Swap Agreements	—	13,471	—
OTC Total Return Swap Agreements	—	(5,654)	—

Total	$3,435,118	$1,575,216	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

The following table represents the individual positions and related values of underlying securities of JPMorgan Chinese Mid-Size Banks Index Index total return swap with JP Morgan Chase, as of September 30, 2017, termination date 03/20/18:

Reference Entity	Shares	Market Value
Bank of Communications Co Ltd.	26,121	$(146,843)
China CITIC Bank Corp Ltd.	84,199	(411,884)
China Everbright Bank Co Ltd.	6,470	(23,035)
China Merchants Bank Co Ltd.	14,920	(403,933)
China Minsheng Banking Corp Ltd.	18,722	(132,209)
Chongqing Rural Commercial Bank Co Ltd.	8,784	(42,884)

		$(1,160,788)

The following table represents the individual positions and related values of underlying securities of BNP European Staples Index total return swap with BNP Paribas, as of September 30, 2017, termination date 07/12/18:

Reference Entity	Shares	Market Value
Anheuser-Busch InBev SA/NV	77	$(120,633.95)
Associated British Foods PLC	36	(20,511.72)
Barry Callebaut AG	0	(4,441.44)
Beiersdorf AG	10	(14,385.11)
British American Tobacco PLC	187	(154,395.30)
Carlsberg A/S	11	(15,575.03)
Carrefour SA	57	(15,258.98)
Casino Guichard Perrachon SA	6	(4,318.19)
CECONOMY AG	18	(2,757.57)
Chocoladefabriken Lindt & Spruengli AG	0	(9,327.76)
Chocoladefabriken Lindt & Spruengli AG	0	(7,638.66)
Coca-Cola European Partners PLC	22	(12,143.96)
Coca-Cola HBC AG	18	(8,130.65)
Colruyt SA	6	(4,073.46)
Danone SA	60	(61,607.38)
Diageo PLC	254	(110,159.81)
Distribuidora Internacional de Alimentac	63	(4,842.18)
Essity AB	60	(21,606.39)
Heineken Holding NV	10	(12,546.25)
Heineken NV	23	(30,232.83)
Henkel AG & Co KGaA	18	(32,255.28)
Henkel AG & Co KGaA	10	(16,716.34)
ICA Gruppen AB	8	(3,984.51)
Imperial Brands PLC	97	(54,347.06)
J Sainsbury PLC	166	(6,964.64)
Jeronimo Martins SGPS SA	25	(6,591.65)
Kerry Group PLC	16	(20,367.76)
Koninklijke Ahold Delhaize NV	129	(31,635.14)
L’Oreal SA	25	(71,020.48)
Marine Harvest ASA	39	(10,024.77)
METRO AG	18	(4,950.24)
Nestle SA	138	(151,648.91)
Orkla ASA	82	(11,075.63)
Pernod Ricard SA	21	(38,983.72)
Reckitt Benckiser Group PLC	67	(80,958.68)
Remy Cointreau SA	2	(3,513.53)
Swedish Match AB	19	(8,785.10)
Tate & Lyle PLC	47	(5,325.86)
Tesco PLC	831	(27,456.62)
Unilever NV	165	(128,132.79)
Unilever PLC	130	(98,882.45)
Wm Morrison Supermarkets PLC	225	(9,295.58)

		$(1,457,503)

The following table represents the individual positions and related values of underlying securities of MSCI World Energy Index total return swap with BNP Paribas, as of September 30, 2017, termination date 03/24/18:

Reference Entity	Shares	Market Value
Baker Hughes a GE Co.	265	$(119,996)
Core Laboratories NV	29	(35,352)
Halliburton Co.	570	(323,846)
Helmerich & Payne Inc	71	(45,863)
National Oilwell Varco Inc	249	(110,080)
Saipem SpA	398	(21,173)
Schlumberger Ltd	912	(785,780)
TechnipFMC PLC	291	(100,327)
Tenaris SA	310	(54,220)
Weatherford International PLC	615	(34,770)

		$(1,631,407)

A982

AST MULTI-SECTOR FIXED INCOME PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value
LONG-TERM INVESTMENTS — 98.9%

BANK LOAN(c) — 0.3%

Technology Hardware, Storage & Peripherals
Dell International LLC, Term A-3 Loan, 1 Month LIBOR + 2.000% (cost $24,571,832)	3.334%	12/31/18	25,000	$25,008,925

COMMERCIAL MORTGAGE-BACKED SECURITIES — 8.9%
Citigroup Commercial Mortgage Trust, Series 2013-GC15, Class A3	4.095%	09/10/46	2,500	2,677,544
Citigroup Commercial Mortgage Trust, Series 2014-GC21, Class A4	3.575%	05/10/47	7,370	7,674,151
Citigroup Commercial Mortgage Trust, Series 2014-GC23, Class A3	3.356%	07/10/47	20,000	20,535,156
Citigroup Commercial Mortgage Trust, Series 2015-GC29, Class A3	2.935%	04/10/48	15,000	14,956,218
Citigroup Commercial Mortgage Trust, Series 2015-GC31, Class A3	3.497%	06/10/48	15,000	15,511,554
Citigroup Commercial Mortgage Trust, Series 2015-GC33, Class A3	3.515%	09/10/58	20,000	20,708,594
Citigroup Commercial Mortgage Trust, Series 2016-C1, Class A3	2.944%	05/10/49	20,000	19,833,756
Citigroup Commercial Mortgage Trust, Series 2016-C2, Class A3	2.575%	08/10/49	17,500	16,805,796
Citigroup Commercial Mortgage Trust, Series 2016-GC37, Class A3	3.050%	04/10/49	19,800	19,753,860
Citigroup Commercial Mortgage Trust, Series 2016-P4, Class A3	2.646%	07/10/49	35,000	33,984,671
Citigroup Commercial Mortgage Trust, Series 2016-P6, Class A4	3.458%	12/10/49	5,500	5,671,154
Citigroup Commercial Mortgage Trust, Series 2017-P7, Class A3	3.442%	04/14/50	20,000	20,554,174
Commercial Mortgage Trust, Series 2013-LC13, Class A4	3.916%	08/10/46	2,500	2,660,953
Commercial Mortgage Trust, Series 2014-CR15, Class A3	3.796%	02/10/47	8,000	8,430,902
Commercial Mortgage Trust, Series 2014-CR18, Class A4	3.550%	07/15/47	10,000	10,353,287
Commercial Mortgage Trust, Series 2014-CR20, Class A3	3.326%	11/10/47	23,000	23,528,460
Commercial Mortgage Trust, Series 2014-UBS4, Class A4	3.420%	08/10/47	20,000	20,576,701
Commercial Mortgage Trust, Series 2014-UBS6, Class A4	3.378%	12/10/47	2,000	2,050,848
Commercial Mortgage Trust, Series 2015-CR22, Class A4	3.048%	03/10/48	15,000	15,084,521
Commercial Mortgage Trust, Series 2015-CR26, Class A3	3.359%	10/10/48	17,000	17,385,956
Commercial Mortgage Trust, Series 2015-DC1, Class A4	3.078%	02/10/48	10,000	10,059,095
Commercial Mortgage Trust, Series 2015-LC21, Class A3	3.445%	07/10/48	17,000	17,508,805
Commercial Mortgage Trust, Series 2015-PC1, Class A4	3.620%	07/10/50	13,500	14,031,961
Commercial Mortgage Trust, Series 2016-COR1, Class A3	2.826%	10/10/49	25,000	24,504,123
Commercial Mortgage Trust, Series 2016-DC2, Class A4	3.497%	02/10/49	18,000	18,513,585

A983

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
Commercial Mortgage Trust, Series 2017-COR2, Class A2	3.239%	09/10/50	45,000	$45,286,425
CSAIL Commercial Mortgage Trust, Series 2015-C3, Class A3	3.446%	08/15/48	19,000	19,498,564
CSAIL Commercial Mortgage Trust, Series 2015-C4, Class A3	3.544%	11/15/48	29,500	30,384,059
DBJPM Mortgage Trust, Series 2016-C1, Class A3A	3.015%	05/10/49	10,000	9,999,954
DBJPM Mortgage Trust, Series 2016-C3, Class A4	2.632%	09/10/49	15,000	14,550,210
DBJPM Mortgage Trust, Series 2017-C6, Class A3	3.269%	06/10/50	45,800	46,734,183
GS Mortgage Securities Trust, Series 2013-GC12, Class A3	2.860%	06/10/46	2,000	2,020,192
GS Mortgage Securities Trust, Series 2014-GC18, Class A3	3.801%	01/10/47	10,000	10,515,692
GS Mortgage Securities Trust, Series 2014-GC22, Class A4	3.587%	06/10/47	15,000	15,642,222
GS Mortgage Securities Trust, Series 2016-GS2, Class A3	2.791%	05/10/49	20,000	19,626,302
GS Mortgage Securities Trust, Series 2016-GS3, Class A3	2.592%	10/10/49	25,000	24,148,068
JPMBB Commercial Mortgage Securities Trust, Series 2013-C17, Class A3	3.928%	01/15/47	10,000	10,557,949
JPMBB Commercial Mortgage Securities Trust, Series 2014-C22, Class A3A1	3.538%	09/15/47	15,000	15,559,799
JPMBB Commercial Mortgage Securities Trust, Series 2015-C30, Class A4	3.551%	07/15/48	18,000	18,622,406
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2012-CBX, Class A3	3.139%	06/15/45	193	195,260
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-LC11, Class A4	2.694%	04/15/46	1,887	1,909,473
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2016-JP2, Class A3	2.559%	08/15/49	17,500	16,895,344
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C27, Class A3	3.473%	12/15/47	22,000	22,630,520
Morgan Stanley Capital I Trust, Series 2016-UB11, Class A3	2.531%	08/15/49	10,000	9,605,601
Wells Fargo Commercial Mortgage Trust, Series 2014-LC16, Class A4	3.548%	08/15/50	15,000	15,586,643
Wells Fargo Commercial Mortgage Trust, Series 2015-C29, Class A3	3.368%	06/15/48	13,200	13,521,679
Wells Fargo Commercial Mortgage Trust, Series 2015-LC20, Class A4	2.925%	04/15/50	15,000	14,973,978
Wells Fargo Commercial Mortgage Trust, Series 2016-C35, Class A3	2.674%	07/15/48	25,000	24,280,098
Wells Fargo Commercial Mortgage Trust, Series 2016-LC24, Class A3	2.684%	10/15/49	35,000	33,903,688
Wells Fargo Commercial Mortgage Trust, Series 2016-NXS6, Class A3	2.642%	11/15/49	20,000	19,370,206
WFRBS Commercial Mortgage Trust, Series 2014-LC14, Class A4	3.766%	03/15/47	5,000	5,256,345

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $845,947,459)				844,630,685

A984

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS — 87.9%

Aerospace & Defense — 0.4%
Lockheed Martin Corp., Sr. Unsec’d. Notes	3.800%	03/01/45	10,790	$10,527,695
Lockheed Martin Corp., Sr. Unsec’d. Notes	4.070%	12/15/42	8,015	8,147,473
Lockheed Martin Corp., Sr. Unsec’d. Notes, 144A.	4.090%	09/15/52	5,135	5,134,951
Northrop Grumman Corp., Sr. Unsec’d. Notes	4.750%	06/01/43	500	555,739
Northrop Grumman Systems Corp., Gtd. Notes	7.875%	03/01/26	2,000	2,632,907
United Technologies Corp., Sr. Unsec’d. Notes	4.500%	06/01/42	5,700	6,125,655
United Technologies Corp., Sr. Unsec’d. Notes	6.050%	06/01/36	5,000	6,332,106

				39,456,526

Agriculture — 1.3%
Altria Group, Inc., Gtd. Notes	2.850%	08/09/22	8,580	8,761,571
Altria Group, Inc., Gtd. Notes	9.950%	11/10/38	501	850,204
Archer-Daniels-Midland Co., Sr. Unsec’d. Notes	3.750%	09/15/47	10,450	10,309,163
BAT Capital Corp. (United Kingdom), Gtd. Notes, 144A	2.764%	08/15/22	15,450	15,536,806
BAT Capital Corp. (United Kingdom), Gtd. Notes, 144A	4.390%	08/15/37	27,600	28,323,398
Imperial Brands Finance PLC (United Kingdom), Gtd. Notes, 144A	2.950%	07/21/20	14,600	14,821,596
Imperial Brands Finance PLC (United Kingdom), Gtd. Notes, 144A	3.500%	02/11/23	15,483	15,869,430
Philip Morris International, Inc., Sr. Unsec’d. Notes	4.125%	03/04/43	250	256,730
Philip Morris International, Inc., Sr. Unsec’d. Notes(a)	4.375%	11/15/41	1,628	1,728,141
Philip Morris International, Inc., Sr. Unsec’d. Notes	4.500%	03/20/42	1,000	1,083,124
Reynolds American, Inc. (United Kingdom), Gtd. Notes	5.700%	08/15/35	2,240	2,626,865
Reynolds American, Inc. (United Kingdom), Gtd. Notes	5.850%	08/15/45	6,490	7,941,170
Reynolds American, Inc. (United Kingdom), Gtd. Notes	6.875%	05/01/20	8,000	8,913,916
Reynolds American, Inc. (United Kingdom), Gtd. Notes	7.000%	08/04/41	3,275	4,233,222
Reynolds American, Inc. (United Kingdom), Gtd. Notes	8.125%	05/01/40	650	953,565

				122,208,901

Airlines — 1.2%
American Airlines 2013-1 Class A Pass-Through Trust, Pass-Through Certificates	4.000%	01/15/27	4,726	4,955,364
American Airlines 2013-2 Class A Pass-Through Trust, Pass-Through Certificates	4.950%	07/15/24	9,005	9,647,786
American Airlines 2015-1 Class A Pass-Through Trust, Pass-Through Certificates	3.375%	11/01/28	10,996	11,078,718
American Airlines 2015-2 Class AA Pass-Through Trust, Pass-Through Certificates	3.600%	03/22/29	3,930	4,051,593
American Airlines 2016-1 Class AA Pass-Through Trust, Pass-Through Certificates	3.575%	07/15/29	5,129	5,282,960
Continental Airlines 2007-1 Class A Pass-Through Trust, Pass-Through Certificates	5.983%	10/19/23	331	364,638
Delta Air Lines 2007-1 Class A Pass-Through Trust, Pass-Through Certificates	6.821%	02/10/24	484	558,082
Delta Air Lines 2012-1 Class A Pass-Through Trust, Pass-Through Certificates	4.750%	11/07/21	1,270	1,327,120

A985

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Airlines (cont’d.)
Delta Air Lines 2015-1 Class AA Pass-Through Trust, Pass-Through Certificates	3.625%	01/30/29	4,801	$5,000,080
Delta Air Lines, Inc., Sr. Unsec’d. Notes	2.875%	03/13/20	14,910	15,077,672
Delta Air Lines, Inc., Sr. Unsec’d. Notes	3.625%	03/15/22	20,660	21,234,341
Northwest Airlines 2007-1 Class A Pass-Through Trust, Pass-Through Certificates	7.027%	05/01/21	2,007	2,189,941
United Airlines 2013-1 Class A Pass-Through Trust, Pass-Through Certificates	4.300%	02/15/27	2,834	3,009,822
United Airlines 2014-1 Class A Pass-Through Trust, Pass-Through Certificates	4.000%	10/11/27	3,995	4,225,484
United Airlines 2014-2 Class A Pass-Through Trust, Pass-Through Certificates	3.750%	03/03/28	4,869	5,042,478
United Airlines 2016-2 Class AA Pass-Through Trust, Pass-Through Certificates	2.875%	04/07/30	23,000	22,583,700
US Airways 2013-1 Class A Pass-Through Trust, Pass-Through Certificates	3.950%	05/15/27	242	252,250

				115,882,029

Auto Manufacturers — 2.4%
Daimler Finance North America LLC (Germany), Gtd. Notes, 144A	2.250%	03/02/20	15,135	15,170,162
Daimler Finance North America LLC (Germany), Gtd. Notes, 144A	2.850%	01/06/22	1,300	1,313,538
Daimler Finance North America LLC (Germany), Gtd. Notes, 144A	2.875%	03/10/21	3,500	3,552,220
Ford Motor Co., Sr. Unsec’d. Notes	4.750%	01/15/43	12,703	12,454,224
Ford Motor Co., Sr. Unsec’d. Notes(a)	5.291%	12/08/46	9,800	10,225,360
Ford Motor Co., Sr. Unsec’d. Notes	6.375%	02/01/29	2,870	3,360,829
Ford Motor Co., Sr. Unsec’d. Notes	6.625%	10/01/28	16,745	19,979,371
Ford Motor Co., Sr. Unsec’d. Notes	7.125%	11/15/25	2,700	3,240,819
Ford Motor Co., Sr. Unsec’d. Notes	7.450%	07/16/31	9,116	11,806,112
Ford Motor Co., Sr. Unsec’d. Notes	7.750%	06/15/43	1,510	1,953,133
Ford Motor Co., Sr. Unsec’d. Notes	8.900%	01/15/32	891	1,216,049
Ford Motor Co., Sr. Unsec’d. Notes	9.980%	02/15/47	2,300	3,636,736
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	3.219%	01/09/22	7,350	7,446,464
General Motors Co., Sr. Unsec’d. Notes	4.000%	04/01/25	800	812,725
General Motors Co., Sr. Unsec’d. Notes	5.000%	04/01/35	4,785	4,883,439
General Motors Co., Sr. Unsec’d. Notes	6.250%	10/02/43	45,045	51,479,264
General Motors Co., Sr. Unsec’d. Notes	6.600%	04/01/36	4,580	5,440,618
General Motors Financial Co., Inc., Gtd. Notes	3.150%	01/15/20	7,200	7,325,828
General Motors Financial Co., Inc., Gtd. Notes	3.200%	07/06/21	21,925	22,310,390
General Motors Financial Co., Inc., Gtd. Notes	3.700%	11/24/20	7,450	7,712,851
General Motors Financial Co., Inc., Gtd. Notes	3.950%	04/13/24	3,525	3,610,318
General Motors Financial Co., Inc., Gtd. Notes	4.000%	10/06/26	6,525	6,536,798
General Motors Financial Co., Inc., Gtd. Notes	4.350%	01/17/27	4,835	4,968,438
General Motors Financial Co., Inc., Gtd. Notes	5.250%	03/01/26	11,130	12,082,244

				222,517,930

Auto Parts & Equipment — 0.5%
Delphi Automotive PLC, Gtd. Notes	3.150%	11/19/20	2,480	2,537,447
Delphi Corp. (United Kingdom), Gtd. Notes	4.150%	03/15/24	7,000	7,426,364
ZF North America Capital, Inc. (Germany), Gtd. Notes, 144A	4.000%	04/29/20	12,915	13,334,738
ZF North America Capital, Inc. (Germany), Gtd. Notes, 144A	4.500%	04/29/22	14,230	14,959,288

A986

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Auto Parts & Equipment (cont’d.)
ZF North America Capital, Inc. (Germany), Gtd. Notes, 144A	4.750%	04/29/25	10,000	$10,550,000

				48,807,837

Banks — 9.1%
Banco Santander SA (Spain), Sr. Unsec’d. Notes	3.500%	04/11/22	11,600	11,879,712
Bank of America Corp., Jr. Sub. Notes(a)	6.100%	12/29/49	6,300	6,945,749
Bank of America Corp., Jr. Sub. Notes	6.250%	09/29/49	5,075	5,595,188
Bank of America Corp., Jr. Sub. Notes(a)	6.300%	12/29/49	3,075	3,474,749
Bank of America Corp., Jr. Sub. Notes	6.500%	10/29/49	2,000	2,261,249
Bank of America Corp., Jr. Sub. Notes(a)	8.125%	12/29/49	4,000	4,124,999
Bank of America Corp., Sr. Unsec’d. Notes, GMTN	3.300%	01/11/23	5,500	5,634,484
Bank of America Corp., Sr. Unsec’d. Notes, GMTN	3.500%	04/19/26	24,700	25,111,860
Bank of America Corp., Sr. Unsec’d. Notes, MTN	3.875%	08/01/25	23,000	24,092,871
Bank of America Corp., Sr. Unsec’d. Notes, MTN	4.443%	01/20/48	31,300	33,893,715
Bank of America Corp., Sr. Unsec’d. Notes, MTN	5.000%	01/21/44	24,525	28,427,708
Bank of America Corp., Sr. Unsec’d. Notes, MTN	5.875%	02/07/42	6,205	7,953,694
Bank of America Corp., Sub. Notes	6.110%	01/29/37	1,000	1,250,339
Bank of America Corp., Sub. Notes, MTN	3.950%	04/21/25	6,000	6,174,746
Bank of America Corp., Sub. Notes, MTN	4.000%	01/22/25	11,225	11,615,530
Bank of America Corp., Sub. Notes, MTN	4.200%	08/26/24	5,710	6,005,391
Bank of America Corp., Sub. Notes, MTN	4.450%	03/03/26	8,430	8,912,492
Bank of New York Mellon Corp. (The), Jr. Sub. Notes	4.625%	12/29/49	11,245	11,472,149
Barclays PLC (United Kingdom), Sr. Unsec’d. Notes	3.650%	03/16/25	27,325	27,382,246
Barclays PLC (United Kingdom), Sr. Unsec’d. Notes	4.375%	01/12/26	5,525	5,768,614
Barclays PLC (United Kingdom), Sr. Unsec’d. Notes	4.950%	01/10/47	6,480	7,081,748
Barclays PLC (United Kingdom), Sub. Notes	4.375%	09/11/24	3,500	3,597,271
Barclays PLC (United Kingdom), Sub. Notes	5.200%	05/12/26	9,300	9,929,182
BNP Paribas SA (France), Sr. Unsec’d. Notes, MTN, 144A	3.800%	01/10/24	8,110	8,430,746
CIT Group, Inc., Sr. Unsec’d. Notes	3.875%	02/19/19	1,200	1,222,499
Citigroup, Inc., Jr. Sub. Notes	6.125%	12/29/49	7,500	8,025,000
Citigroup, Inc., Jr. Sub. Notes(a)	6.250%	12/29/49	3,960	4,455,000
Citigroup, Inc., Sr. Unsec’d. Notes	3.668%	07/24/28	24,800	25,042,884
Citigroup, Inc., Sr. Unsec’d. Notes	3.700%	01/12/26	1,800	1,845,484
Citigroup, Inc., Sr. Unsec’d. Notes	4.281%	04/24/48	15,675	16,500,786
Citigroup, Inc., Sr. Unsec’d. Notes	5.875%	01/30/42	8,365	10,660,345
Citigroup, Inc., Sr. Unsec’d. Notes	6.875%	02/15/98	2,825	3,806,825
Citigroup, Inc., Sr. Unsec’d. Notes	8.125%	07/15/39	2,000	3,163,418
Citigroup, Inc., Sub. Notes	4.400%	06/10/25	5,400	5,684,852
Citigroup, Inc., Sub. Notes	4.450%	09/29/27	6,160	6,502,105
Citigroup, Inc., Sub. Notes	4.750%	05/18/46	17,795	19,371,331
Citigroup, Inc., Sub. Notes	5.500%	09/13/25	6,570	7,373,925
Credit Suisse AG (Switzerland), Sr. Unsec’d. Notes, MTN	3.625%	09/09/24	1,000	1,038,432
Credit Suisse Group Funding Guernsey Ltd. (Switzerland), Gtd. Notes	3.750%	03/26/25	5,000	5,093,113
Credit Suisse Group Funding Guernsey Ltd. (Switzerland), Gtd. Notes	3.800%	06/09/23	16,907	17,501,330
Deutsche Bank AG (Germany), Sr. Unsec’d. Notes, GMTN	3.375%	05/12/21	1,500	1,528,778

A988

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Banks (cont’d.)
Discover Bank, Sr. Unsec’d. Notes	3.450%	07/27/26	2,205	$2,157,503
Discover Bank, Sr. Unsec’d. Notes	4.200%	08/08/23	725	769,315
Goldman Sachs Group, Inc. (The), Jr. Sub. Notes(a)	5.300%	12/29/49	5,250	5,637,188
Goldman Sachs Group, Inc. (The), Jr. Sub. Notes	5.375%	12/29/49	8,100	8,392,410
Goldman Sachs Group, Inc. (The), Jr. Sub. Notes(a)	5.700%	12/29/49	3,325	3,433,063
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	3.500%	01/23/25	3,400	3,449,471
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	3.500%	11/16/26	9,640	9,666,119
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	3.625%	01/22/23	225	233,125
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	3.750%	05/22/25	9,700	9,972,927
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	3.750%	02/25/26	1,500	1,535,592
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	3.850%	01/26/27	42,400	43,318,573
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	5.750%	01/24/22	700	784,562
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	6.250%	02/01/41	2,000	2,640,174
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes, MTN	4.800%	07/08/44	5,500	6,155,691
Goldman Sachs Group, Inc. (The), Sub. Notes	5.150%	05/22/45	8,275	9,473,032
Goldman Sachs Group, Inc. (The), Sub. Notes	6.750%	10/01/37	1,525	2,011,919
HSBC Holdings PLC (United Kingdom), Sub. Notes	4.250%	03/14/24	5,000	5,227,215
HSBC Holdings PLC (United Kingdom), Sub. Notes	4.250%	08/18/25	1,560	1,616,685
ING Groep NV (Netherlands), Sr. Unsec’d. Notes	3.950%	03/29/27	6,800	7,085,808
JPMorgan Chase & Co., Jr. Sub. Notes	5.000%	12/29/49	7,000	7,119,000
JPMorgan Chase & Co., Jr. Sub. Notes	5.150%	12/29/49	1,800	1,867,500
JPMorgan Chase & Co., Jr. Sub. Notes	5.300%	12/29/49	6,990	7,287,075
JPMorgan Chase & Co., Jr. Sub. Notes	6.100%	10/29/49	6,000	6,622,440
JPMorgan Chase & Co., Jr. Sub. Notes	7.900%	12/29/49	4,400	4,532,000
JPMorgan Chase & Co., Sr. Unsec’d. Notes	3.882%	07/24/38	52,800	53,229,197
JPMorgan Chase & Co., Sr. Unsec’d. Notes	4.032%	07/24/48	3,525	3,580,500
JPMorgan Chase & Co., Sr. Unsec’d. Notes	4.260%	02/22/48	34,470	36,171,638
JPMorgan Chase & Co., Sr. Unsec’d. Notes	5.400%	01/06/42	250	302,937
JPMorgan Chase & Co., Sr. Unsec’d. Notes	5.600%	07/15/41	1,100	1,363,664
JPMorgan Chase & Co., Sub. Notes	4.125%	12/15/26	9,450	9,853,341
Lloyds Banking Group PLC (United Kingdom), Sr. Unsec’d. Notes	3.750%	01/11/27	10,000	10,174,389
Morgan Stanley, Jr. Sub. Notes	5.450%	07/29/49	3,675	3,789,844
Morgan Stanley, Jr. Sub. Notes(a)	5.550%	12/29/49	5,215	5,433,378
Morgan Stanley, Sr. Unsec’d. Notes	4.375%	01/22/47	22,700	24,148,156
Morgan Stanley, Sr. Unsec’d. Notes, GMTN	3.700%	10/23/24	3,760	3,895,261
Morgan Stanley, Sr. Unsec’d. Notes, GMTN	3.875%	01/27/26	1,010	1,048,572
Morgan Stanley, Sr. Unsec’d. Notes, GMTN	4.000%	07/23/25	15,405	16,240,944
Morgan Stanley, Sr. Unsec’d. Notes, MTN	3.875%	04/29/24	1,190	1,245,349
Morgan Stanley, Sr. Unsec’d. Notes, MTN	3.971%	07/22/38	17,130	17,227,784
Morgan Stanley, Sr. Unsec’d. Notes, MTN	4.300%	01/27/45	6,945	7,280,229
Morgan Stanley, Sr. Unsec’d. Notes, MTN	6.375%	07/24/42	5,875	7,898,985
Morgan Stanley, Sub. Notes, MTN	4.100%	05/22/23	110	115,019

A988

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Banks (cont’d.)
Nordea Bank AB (Sweden), Sub. Notes, 144A (original cost $2,017,080; purchased 04/13/14)(f)	4.250%	09/21/22	2,000	$2,114,876
People’s United Bank NA, Sub. Notes	4.000%	07/15/24	3,445	3,524,934
Royal Bank of Scotland Group PLC (United Kingdom), Sr. Unsec’d. Notes	3.875%	09/12/23	4,000	4,093,133
State Street Corp., Jr. Sub. Notes	5.250%	12/29/49	5,005	5,267,763
UBS Group Funding Switzerland AG (Switzerland), Gtd. Notes, 144A	2.650%	02/01/22	8,490	8,456,613
UBS Group Funding Switzerland AG (Switzerland), Gtd. Notes, 144A	3.491%	05/23/23	18,640	19,084,594
UBS Group Funding Switzerland AG (Switzerland), Gtd. Notes, 144A	4.125%	09/24/25	27,265	28,680,288
UBS Group Funding Switzerland AG (Switzerland), Gtd. Notes, 144A	4.125%	04/15/26	5,475	5,746,086
Wells Fargo & Co., Sub. Notes, GMTN	4.900%	11/17/45	7,060	7,875,042
Wells Fargo & Co., Sub. Notes, MTN	4.750%	12/07/46	18,425	20,228,149

				864,891,591

Beverages — 1.5%
Anheuser-Busch InBev Finance, Inc. (Belgium), Gtd. Notes	4.000%	01/17/43	13,125	13,129,514
Anheuser-Busch InBev Finance, Inc. (Belgium), Gtd. Notes	4.700%	02/01/36	23,680	26,107,983
Anheuser-Busch InBev Finance, Inc. (Belgium), Gtd. Notes	4.900%	02/01/46	3,890	4,394,018
Anheuser-Busch InBev Worldwide, Inc. (Belgium), Gtd. Notes	3.750%	07/15/42	5,770	5,551,987
Anheuser-Busch InBev Worldwide, Inc. (Belgium), Gtd. Notes	4.439%	10/06/48	865	926,201
Anheuser-Busch InBev Worldwide, Inc. (Belgium), Gtd. Notes	5.000%	04/15/20	225	241,673
Coca-Cola Femsa SAB de CV (Mexico), Gtd. Notes	5.250%	11/26/43	2,400	2,775,615
Coca-Cola Icecek A/S (Turkey), Sr. Unsec’d. Notes, 144A	4.215%	09/19/24	3,900	3,946,718
Coca-Cola Icecek A/S (Turkey), Sr. Unsec’d. Notes, 144A	4.750%	10/01/18	250	255,523
Constellation Brands, Inc., Gtd. Notes	4.250%	05/01/23	5,824	6,242,702
Dr Pepper Snapple Group, Inc., Gtd. Notes	4.500%	11/15/45	17,400	18,387,610
PepsiCo, Inc., Sr. Unsec’d. Notes	3.450%	10/06/46	29,900	28,369,038
PepsiCo, Inc., Sr. Unsec’d. Notes	4.450%	04/14/46	13,925	15,444,173
PepsiCo, Inc., Sr. Unsec’d. Notes	4.600%	07/17/45	12,645	14,293,443

				140,066,198

Biotechnology — 1.6%
Amgen, Inc., Sr. Unsec’d. Notes	3.625%	05/22/24	6,000	6,257,107
Amgen, Inc., Sr. Unsec’d. Notes	3.875%	11/15/21	500	528,799
Amgen, Inc., Sr. Unsec’d. Notes	4.400%	05/01/45	13,943	14,761,257
Amgen, Inc., Sr. Unsec’d. Notes	4.663%	06/15/51	21,773	23,880,928
Amgen, Inc., Sr. Unsec’d. Notes	4.950%	10/01/41	2,270	2,520,740
Baxalta, Inc., Gtd. Notes(a)	5.250%	06/23/45	4,890	5,635,656
Biogen, Inc., Sr. Unsec’d. Notes	5.200%	09/15/45	17,708	20,464,045
Celgene Corp., Sr. Unsec’d. Notes	4.625%	05/15/44	6,837	7,376,401
Celgene Corp., Sr. Unsec’d. Notes	5.000%	08/15/45	1,150	1,300,052
Celgene Corp., Sr. Unsec’d. Notes	5.250%	08/15/43	21,964	25,184,397
Gilead Sciences, Inc., Sr. Unsec’d. Notes	3.650%	03/01/26	12,295	12,828,080

A989

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Biotechnology (cont’d.)
Gilead Sciences, Inc., Sr. Unsec’d. Notes	3.700%	04/01/24	1,400	$1,478,587
Gilead Sciences, Inc., Sr. Unsec’d. Notes	4.150%	03/01/47	1,035	1,060,281
Gilead Sciences, Inc., Sr. Unsec’d. Notes	4.500%	02/01/45	9,770	10,497,725
Gilead Sciences, Inc., Sr. Unsec’d. Notes	4.750%	03/01/46	1,915	2,144,328
Gilead Sciences, Inc., Sr. Unsec’d. Notes	4.800%	04/01/44	11,485	12,887,302

				148,805,685

Building Materials — 1.2%
Fortune Brands Home & Security, Inc., Sr. Unsec’d. Notes	4.000%	06/15/25	14,000	14,684,334
Griffon Corp., Gtd. Notes	5.250%	03/01/22	2,900	2,943,500
Johnson Controls International PLC, Sr. Unsec’d. Notes	4.625%	07/02/44	2,381	2,552,108
Johnson Controls International PLC, Sr. Unsec’d. Notes	4.950%	07/02/64	9,970	10,649,751
Johnson Controls International PLC, Sr. Unsec’d. Notes	5.125%	09/14/45	12,450	14,198,208
Macmillan Bloedel Pembroke LP (Canada), Sr. Unsec’d. Notes	7.700%	02/15/26	1,500	1,864,229
Martin Marietta Materials, Inc., Sr. Unsec’d. Notes	4.250%	07/02/24	1,125	1,193,703
Masco Corp., Sr. Unsec’d. Notes	4.500%	05/15/47	8,500	8,523,325
Owens Corning, Gtd. Notes	4.200%	12/15/22	1,626	1,725,462
Owens Corning, Gtd. Notes	4.200%	12/01/24	4,868	5,127,250
Owens Corning, Gtd. Notes	4.300%	07/15/47	15,000	14,308,436
Owens Corning, Gtd. Notes	7.000%	12/01/36	7,533	9,744,457
Standard Industries, Inc., Sr. Unsec’d. Notes, 144A	5.375%	11/15/24	6,150	6,536,219
Vulcan Materials Co., Sr. Unsec’d. Notes	4.500%	06/15/47	23,278	23,614,668

				117,665,650

Chemicals — 3.2%
Agrium, Inc. (Canada), Sr. Unsec’d. Notes	3.150%	10/01/22	1,350	1,380,413
Agrium, Inc. (Canada), Sr. Unsec’d. Notes	4.125%	03/15/35	3,000	3,047,866
Agrium, Inc. (Canada), Sr. Unsec’d. Notes	4.900%	06/01/43	1,200	1,310,760
Agrium, Inc. (Canada), Sr. Unsec’d. Notes	5.250%	01/15/45	1,300	1,489,725
Agrium, Inc. (Canada), Sr. Unsec’d. Notes	6.125%	01/15/41	4,700	5,808,626
Albemarle Corp., Sr. Unsec’d. Notes	4.150%	12/01/24	4,773	5,049,451
Ashland LLC, Gtd. Notes	4.750%	08/15/22	6,031	6,370,244
Ashland LLC, Gtd. Notes	6.875%	05/15/43	4,000	4,439,999
Celanese US Holdings LLC, Gtd. Notes	4.625%	11/15/22	16,313	17,605,098
CF Industries, Inc., Gtd. Notes	4.950%	06/01/43	7,248	6,722,519
CF Industries, Inc., Gtd. Notes(a)	5.150%	03/15/34	2,835	2,827,913
CF Industries, Inc., Gtd. Notes	5.375%	03/15/44	14,350	13,704,249
CF Industries, Inc., Gtd. Notes	6.875%	05/01/18	1,600	1,643,999
CF Industries, Inc., Sr. Sec’d. Notes, 144A	4.500%	12/01/26	6,975	7,297,983
Dow Chemical Co. (The), Sr. Unsec’d. Notes	4.125%	11/15/21	12,265	12,994,928
Dow Chemical Co. (The), Sr. Unsec’d. Notes	4.250%	11/15/20	2,705	2,856,193
Dow Chemical Co. (The), Sr. Unsec’d. Notes	4.375%	11/15/42	13,213	13,437,219
Dow Chemical Co. (The), Sr. Unsec’d. Notes	4.625%	10/01/44	3,903	4,137,776
Dow Chemical Co. (The), Sr. Unsec’d. Notes	5.250%	11/15/41	14,258	16,074,016
Dow Chemical Co. (The), Sr. Unsec’d. Notes	7.375%	11/01/29	5,377	7,166,928
Dow Chemical Co. (The), Sr. Unsec’d. Notes	9.400%	05/15/39	800	1,326,680
Eastman Chemical Co., Sr. Unsec’d. Notes	3.600%	08/15/22	5,689	5,918,889
Eastman Chemical Co., Sr. Unsec’d. Notes	4.650%	10/15/44	23,250	24,604,334
Eastman Chemical Co., Sr. Unsec’d. Notes	4.800%	09/01/42	8,817	9,365,934
INVISTA Finance LLC, Sr. Sec’d. Notes, 144A	4.250%	10/15/19	9,400	9,682,000

A990

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Chemicals (cont’d.)
LYB International Finance BV, Gtd. Notes	4.875%	03/15/44	550	$598,764
LYB International Finance BV, Gtd. Notes	5.250%	07/15/43	25,780	29,378,384
LYB International Finance II BV, Gtd. Notes	3.500%	03/02/27	18,665	18,564,840
LyondellBasell Industries NV, Sr. Unsec’d. Notes	4.625%	02/26/55	26,849	27,673,531
LyondellBasell Industries NV, Sr. Unsec’d. Notes	6.000%	11/15/21	5,800	6,543,429
Methanex Corp. (Canada), Sr. Unsec’d. Notes	3.250%	12/15/19	5,300	5,348,757
Methanex Corp. (Canada), Sr. Unsec’d. Notes	5.250%	03/01/22	3,100	3,266,099
Mexichem SAB de CV (Mexico), Gtd. Notes, 144A	5.875%	09/17/44	2,100	2,178,750
Monsanto Co., Sr. Unsec’d. Notes	3.600%	07/15/42	1,000	889,975
Monsanto Co., Sr. Unsec’d. Notes	4.700%	07/15/64	4,550	4,601,115
Mosaic Co. (The), Sr. Unsec’d. Notes(a)	5.625%	11/15/43	9,175	9,366,002
PPG Industries, Inc., Sr. Unsec’d. Notes	3.600%	11/15/20	2,000	2,073,092
Sherwin-Williams Co. (The), Sr. Unsec’d. Notes	3.450%	08/01/25	2,980	3,010,163
Syngenta Finance NV (Switzerland), Gtd. Notes	4.375%	03/28/42	4,440	3,850,938
Union Carbide Corp., Sr. Unsec’d. Notes	7.750%	10/01/96	500	666,916
W.R. Grace & Co.-Conn, Gtd. Notes, 144A	5.125%	10/01/21	1,400	1,519,000

				305,793,497

Commercial Services — 1.5%
Block Financial LLC, Gtd. Notes	4.125%	10/01/20	7,100	7,379,585
Board of Trustees of The Leland Stanford Junior University (The), Unsec’d. Notes	3.647%	05/01/48	12,125	12,533,144
Cleveland Clinic Foundation (The), Unsec’d. Notes	4.858%	01/01/2114	2,875	3,130,251
Ecolab, Inc., Sr. Unsec’d. Notes	5.500%	12/08/41	2,453	3,017,988
ERAC USA Finance LLC, Gtd. Notes, 144A	2.800%	11/01/18	1,800	1,814,676
ERAC USA Finance LLC, Gtd. Notes, 144A	3.300%	10/15/22	13,000	13,324,701
ERAC USA Finance LLC, Gtd. Notes, 144A(a)	3.300%	12/01/26	8,800	8,631,283
ERAC USA Finance LLC, Gtd. Notes, 144A	4.200%	11/01/46	28,800	27,527,758
ERAC USA Finance LLC, Gtd. Notes, 144A	4.500%	02/15/45	8,460	8,414,394
ERAC USA Finance LLC, Gtd. Notes, 144A	5.625%	03/15/42	1,000	1,156,409
ERAC USA Finance LLC, Gtd. Notes, 144A	6.700%	06/01/34	1,000	1,247,232
ERAC USA Finance LLC, Gtd. Notes, 144A	7.000%	10/15/37	3,623	4,765,489
Massachusetts Institute of Technology, Unsec’d. Notes	3.885%	07/01/2116	370	346,486
Massachusetts Institute of Technology, Unsec’d. Notes	4.678%	07/01/2114	12,715	14,461,804
Massachusetts Institute of Technology, Unsec’d. Notes	5.600%	07/01/11	160	210,708
Nielsen Finance LLC/Nielsen Finance Co., Gtd. Notes, 144A	5.000%	04/15/22	2,025	2,098,406
Northwestern University, Unsec’d. Notes	4.643%	12/01/44	2,800	3,281,087
Novant Health, Inc., Unsec’d. Notes	4.371%	11/01/43	2,150	2,269,367
President and Fellows of Harvard College, Sr. Unsec’d. Notes	4.875%	10/15/40	960	1,185,801
Total System Services, Inc., Sr. Unsec’d. Notes	3.800%	04/01/21	3,280	3,410,216
United Rentals North America, Inc., Gtd. Notes(a)	5.500%	07/15/25	5,000	5,356,250
United Rentals North America, Inc., Gtd. Notes	5.875%	09/15/26	4,000	4,345,000
University of Pennsylvania, Sr. Unsec’d. Notes	4.674%	09/01/2112	6,976	7,674,846

				137,582,881

Computers — 1.4%
Apple, Inc., Sr. Unsec’d. Notes	3.250%	02/23/26	16,175	16,614,891
Apple, Inc., Sr. Unsec’d. Notes	3.450%	02/09/45	25,666	24,322,923
Apple, Inc., Sr. Unsec’d. Notes	3.750%	09/12/47	6,960	6,865,996
Apple, Inc., Sr. Unsec’d. Notes	3.850%	05/04/43	16,008	16,126,655

A991

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Computers (cont’d.)
Apple, Inc., Sr. Unsec’d. Notes	3.850%	08/04/46	2,700	$2,729,281
Apple, Inc., Sr. Unsec’d. Notes	4.250%	02/09/47	2,945	3,167,644
Apple, Inc., Sr. Unsec’d. Notes	4.650%	02/23/46	30,995	35,117,159
Dell International LLC/EMC Corp., Sr. Sec’d. Notes, 144A	3.480%	06/01/19	8,475	8,643,290
DXC Technology Co., Sr. Unsec’d. Notes	4.250%	04/15/24	5,000	5,260,596
Hewlett Packard Enterprise Co., Sr. Unsec’d. Notes	6.350%	10/15/45	4,965	5,262,361
International Business Machines Corp., Sr. Unsec’d. Notes	3.375%	08/01/23	900	937,749
International Business Machines Corp., Sr. Unsec’d. Notes	3.625%	02/12/24	360	377,750
NCR Corp., Gtd. Notes	6.375%	12/15/23	500	533,300
Seagate HDD Cayman, Gtd. Notes	3.750%	11/15/18	800	813,992
Western Digital Corp., Sr. Sec’d. Notes, 144A	7.375%	04/01/23	6,800	7,449,400

				134,222,987

Diversified Financial Services — 0.7%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Netherlands), Gtd. Notes	3.750%	05/15/19	15,157	15,509,704
GE Capital International Funding Co. Unlimited Co., Gtd. Notes	4.418%	11/15/35	2,736	2,975,120
International Lease Finance Corp., Sr. Unsec’d. Notes	3.875%	04/15/18	18,000	18,199,549
Jefferies Group LLC, Sr. Unsec’d. Notes	6.500%	01/20/43	5,450	6,226,502
Legg Mason, Inc., Sr. Unsec’d. Notes	5.625%	01/15/44	6,600	7,162,875
Navient Corp., Sr. Unsec’d. Notes, MTN	4.875%	06/17/19	1,755	1,816,425
Navient Corp., Sr. Unsec’d. Notes, MTN	5.500%	01/15/19	6,000	6,200,280
Navient Corp., Sr. Unsec’d. Notes, MTN	8.000%	03/25/20	3,250	3,583,125
Navient Corp., Sr. Unsec’d. Notes, MTN	8.450%	06/15/18	7,100	7,398,200
Synchrony Financial, Sr. Unsec’d. Notes	4.250%	08/15/24	1,385	1,439,208

				70,510,988

Electric — 10.9%
AEP Texas, Inc., Sr. Unsec’d. Notes, 144A	2.400%	10/01/22	5,600	5,578,766
AEP Texas, Inc., Sr. Unsec’d. Notes, 144A	3.800%	10/01/47	3,250	3,226,395
AEP Texas, Inc., Sr. Unsec’d. Notes, 144A	3.850%	10/01/25	7,145	7,449,950
AEP Transmission Co. LLC, Sr. Unsec’d. Notes	3.100%	12/01/26	1,000	1,002,685
AEP Transmission Co. LLC, Sr. Unsec’d. Notes, 144A	3.100%	12/01/26	1,080	1,082,847
AEP Transmission Co. LLC, Sr. Unsec’d. Notes, 144A	3.750%	12/01/47	10,015	9,983,601
AEP Transmission Co. LLC, Sr. Unsec’d. Notes	4.000%	12/01/46	5,000	5,151,975
AES Corp., Sr. Unsec’d. Notes	4.875%	05/15/23	750	772,499
Alabama Power Co., Sr. Unsec’d. Notes	4.150%	08/15/44	4,500	4,741,941
Ameren Illinois Co., Sr. Sec’d. Notes	4.150%	03/15/46	7,760	8,288,605
Appalachian Power Co., Sr. Unsec’d. Notes	4.450%	06/01/45	6,600	7,159,015
Arizona Public Service Co., Sr. Unsec’d. Notes	4.350%	11/15/45	9,065	9,822,694
Arizona Public Service Co., Sr. Unsec’d. Notes	4.700%	01/15/44	2,550	2,829,879
Baltimore Gas & Electric Co., Sr. Unsec’d. Notes	3.350%	07/01/23	325	336,232
Baltimore Gas & Electric Co., Sr. Unsec’d. Notes	3.750%	08/15/47	22,800	22,701,184
Berkshire Hathaway Energy Co., Sr. Unsec’d. Notes	4.500%	02/01/45	8,150	8,812,823
Black Hills Corp., Sr. Unsec’d. Notes	2.500%	01/11/19	4,800	4,821,305
CenterPoint Energy Houston Electric LLC, General Ref. Mortgage	4.500%	04/01/44	16,000	18,038,978
CMS Energy Corp., Sr. Unsec’d. Notes	3.875%	03/01/24	9,250	9,707,182

A992

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Electric (cont’d.)
CMS Energy Corp., Sr. Unsec’d. Notes	4.875%	03/01/44	4,495	$5,013,602
Commonwealth Edison Co., First Mortgage	3.650%	06/15/46	15,470	15,221,805
Commonwealth Edison Co., First Mortgage	3.700%	03/01/45	6,751	6,666,527
Commonwealth Edison Co., First Mortgage	3.750%	08/15/47	5,610	5,630,409
Commonwealth Edison Co., First Mortgage	3.800%	10/01/42	1,465	1,463,995
Commonwealth Edison Co., First Mortgage	4.350%	11/15/45	4,655	5,020,067
Commonwealth Edison Co., First Mortgage	4.600%	08/15/43	2,000	2,264,893
Commonwealth Edison Co., First Mortgage	4.700%	01/15/44	925	1,057,009
Consolidated Edison Co. of New York, Inc., Sr. Unsec’d. Notes	3.850%	06/15/46	6,925	7,021,669
Consolidated Edison Co. of New York, Inc., Sr. Unsec’d. Notes	3.950%	03/01/43	4,905	5,026,675
Consolidated Edison Co. of New York, Inc., Sr. Unsec’d. Notes	4.300%	12/01/56	1,785	1,895,834
Consolidated Edison Co. of New York, Inc., Sr. Unsec’d. Notes	4.450%	03/15/44	8,000	8,870,728
Consolidated Edison Co. of New York, Inc., Sr. Unsec’d. Notes	5.700%	06/15/40	2,120	2,734,838
Consumers Energy Co., First Mortgage	3.250%	08/15/46	5,075	4,668,215
Consumers Energy Co., First Mortgage	4.350%	08/31/64	6,520	6,893,150
Delmarva Power & Light Co., First Mortgage	3.500%	11/15/23	8,800	9,170,125
Dominion Energy, Inc., Jr. Sub. Notes	2.962%	07/01/19	4,375	4,437,874
Dominion Energy, Inc., Sr. Unsec’d. Notes	4.700%	12/01/44	1,625	1,771,842
Dominion Energy, Inc., Sr. Unsec’d. Notes	4.900%	08/01/41	8,810	9,776,882
DTE Electric Co., General Ref. Mortgage	3.700%	03/15/45	17,700	17,581,251
DTE Electric Co., General Ref. Mortgage	3.700%	06/01/46	1,305	1,282,294
DTE Electric Co., General Ref. Mortgage	3.750%	08/15/47	7,040	7,113,735
DTE Electric Co., General Ref. Mortgage	3.950%	06/15/42	5,800	5,892,927
DTE Electric Co., General Ref. Mortgage	4.000%	04/01/43	525	547,731
DTE Electric Co., General Ref. Mortgage	4.300%	07/01/44	5,625	6,096,136
DTE Energy Co., Sr. Unsec’d. Notes	3.850%	12/01/23	5,000	5,238,200
Duke Energy Carolinas LLC, First Mortgage	4.250%	12/15/41	12,900	14,011,788
Duke Energy Carolinas LLC, First Mortgage	6.050%	04/15/38	2,505	3,304,854
Duke Energy Carolinas LLC, First Ref. Mortgage	2.950%	12/01/26	14,955	14,886,426
Duke Energy Carolinas LLC, First Ref. Mortgage	3.750%	06/01/45	10,410	10,471,260
Duke Energy Corp., Sr. Unsec’d. Notes	3.750%	09/01/46	3,740	3,602,763
Duke Energy Corp., Sr. Unsec’d. Notes	3.950%	10/15/23	1,200	1,271,211
Duke Energy Corp., Sr. Unsec’d. Notes	3.950%	08/15/47	3,955	3,920,546
Duke Energy Florida LLC, First Mortgage	3.400%	10/01/46	10,280	9,689,086
Duke Energy Indiana LLC, First Mortgage	4.900%	07/15/43	400	463,725
Duke Energy Ohio, Inc., First Mortgage	3.700%	06/15/46	8,015	7,921,693
Duke Energy Ohio, Inc., First Mortgage	3.800%	09/01/23	1,500	1,600,755
Duke Energy Progress LLC, First Mortgage	3.700%	10/15/46	10,295	10,191,203
Duke Energy Progress LLC, First Mortgage	4.100%	03/15/43	1,200	1,258,688
Duke Energy Progress LLC, First Mortgage	4.150%	12/01/44	4,802	5,121,877
Duke Energy Progress LLC, First Mortgage	5.700%	04/01/35	500	613,495
Duke Energy Progress LLC, First Mortgage	6.125%	09/15/33	4,400	5,610,069
El Paso Electric Co., Sr. Unsec’d. Notes	5.000%	12/01/44	4,800	5,265,978
Electricite de France SA (France), Sr. Unsec’d. Notes, 144A	4.875%	01/22/44	1,000	1,059,731
Electricite de France SA (France), Sr. Unsec’d. Notes, 144A	6.000%	01/22/2114	1,300	1,448,789
Emera US Finance LP (Canada), Gtd. Notes	4.750%	06/15/46	24,275	26,030,907
Enel Finance International NV (Italy), Gtd. Notes, 144A	3.625%	05/25/27	19,620	19,659,883
Exelon Corp., Sr. Unsec’d. Notes	4.450%	04/15/46	5,390	5,644,530
Exelon Generation Co. LLC, Sr. Unsec’d. Notes	2.950%	01/15/20	3,005	3,058,157

A993

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Electric (cont’d.)
Exelon Generation Co. LLC, Sr. Unsec’d. Notes	5.750%	10/01/41	10,000	$10,362,036
Exelon Generation Co. LLC, Sr. Unsec’d. Notes	6.250%	10/01/39	10,000	11,013,201
FirstEnergy Corp., Sr. Unsec’d. Notes	4.850%	07/15/47	12,250	12,855,702
FirstEnergy Transmission LLC, Sr. Unsec’d. Notes, 144A.	5.450%	07/15/44	3,150	3,658,896
Florida Power & Light Co., First Mortgage	3.250%	06/01/24	3,575	3,686,417
Florida Power & Light Co., First Mortgage	4.050%	10/01/44	7,550	8,067,693
Fortis, Inc. (Canada), Sr. Unsec’d. Notes	3.055%	10/04/26	7,650	7,382,988
Indiana Michigan Power Co., Sr. Unsec’d. Notes	4.550%	03/15/46	7,235	8,038,570
Indianapolis Power & Light Co., First Mortgage, 144A	4.700%	09/01/45	13,200	14,034,001
Interstate Power & Light Co., Sr. Unsec’d. Notes	4.700%	10/15/43	675	745,687
ITC Holdings Corp., Sr. Unsec’d. Notes	3.250%	06/30/26	10,295	10,178,711
ITC Holdings Corp., Sr. Unsec’d. Notes	5.300%	07/01/43	1,000	1,174,573
Jersey Central Power & Light Co., Sr. Unsec’d. Notes, 144A.	4.700%	04/01/24	1,000	1,086,042
Kansas Gas & Electric Co., First Mortgage, 144A .	4.300%	07/15/44	2,000	2,118,046
Kentucky Utilities Co., First Mortgage	4.375%	10/01/45	960	1,039,721
Kentucky Utilities Co., First Mortgage	4.650%	11/15/43	675	750,810
Louisville Gas & Electric Co., First Mortgage	4.375%	10/01/45	9,500	10,289,885
Metropolitan Edison Co., Sr. Unsec’d. Notes, 144A	4.000%	04/15/25	10,000	10,276,849
MidAmerican Energy Co., First Mortgage	4.400%	10/15/44	16,080	17,679,808
MidAmerican Energy Co., First Mortgage	4.800%	09/15/43	2,900	3,372,761
Monongahela Power Co., First Mortgage, 144A	4.100%	04/15/24	2,575	2,743,037
New York State Electric & Gas Corp., Sr. Unsec’d. Notes, 144A	3.250%	12/01/26	8,110	8,188,570
NextEra Energy Capital Holdings, Inc., Gtd. Notes	3.625%	06/15/23	1,325	1,372,452
Northern States Power Co., First Mortgage	3.400%	08/15/42	8,450	8,034,295
Northern States Power Co., First Mortgage	3.600%	05/15/46	17,056	16,738,431
Northern States Power Co., First Mortgage	3.600%	09/15/47	11,350	11,196,143
Northern States Power Co., First Mortgage	4.000%	08/15/45	4,830	5,031,471
Northern States Power Co., First Mortgage	4.125%	05/15/44	8,520	9,025,057
NRG Energy, Inc., Gtd. Notes	6.625%	01/15/27	2,000	2,095,000
NRG Energy, Inc., Gtd. Notes	7.250%	05/15/26	6,425	6,890,813
Ohio Edison Co., First Mortgage	8.250%	10/15/38	2,722	4,054,711
Oklahoma Gas & Electric Co., Sr. Unsec’d. Notes.	4.000%	12/15/44	9,000	9,014,450
Oklahoma Gas & Electric Co., Sr. Unsec’d. Notes.	4.150%	04/01/47	3,655	3,870,307
Oklahoma Gas & Electric Co., Sr. Unsec’d. Notes.	4.550%	03/15/44	1,325	1,407,767
Pacific Gas & Electric Co., Sr. Unsec’d. Notes	2.950%	03/01/26	9,390	9,343,188
Pacific Gas & Electric Co., Sr. Unsec’d. Notes	3.400%	08/15/24	10,075	10,431,373
Pacific Gas & Electric Co., Sr. Unsec’d. Notes	4.000%	12/01/46	20,000	20,962,184
Pacific Gas & Electric Co., Sr. Unsec’d. Notes	4.600%	06/15/43	4,600	5,149,689
Pacific Gas & Electric Co., Sr. Unsec’d. Notes	4.750%	02/15/44	2,275	2,626,982
Pacific Gas & Electric Co., Sr. Unsec’d. Notes	5.125%	11/15/43	12,215	14,655,498
Pacific Gas & Electric Co., Sr. Unsec’d. Notes	6.050%	03/01/34	3,000	3,906,988
Pacific Gas & Electric Co., Sr. Unsec’d. Notes	6.250%	03/01/39	2,175	2,894,386
PECO Energy Co., First Mortgage	3.700%	09/15/47	3,840	3,843,484
PECO Energy Co., First Ref. Mortgage	4.800%	10/15/43	1,575	1,813,456
Pennsylvania Electric Co., Sr. Unsec’d. Notes, 144A	3.250%	03/15/28	6,010	5,933,918
PPL Capital Funding, Inc., Gtd. Notes	4.700%	06/01/43	800	875,627
PPL Capital Funding, Inc., Gtd. Notes	5.000%	03/15/44	7,475	8,390,683
PPL Electric Utilities Corp., First Mortgage	3.950%	06/01/47	4,460	4,605,277
PPL Electric Utilities Corp., First Mortgage	4.125%	06/15/44	4,450	4,712,700
PPL Electric Utilities Corp., First Mortgage	6.250%	05/15/39	500	674,991

A994

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Electric (cont’d.)
Progress Energy, Inc., Sr. Unsec’d. Notes	7.000%	10/30/31	23,950	$32,307,410
Progress Energy, Inc., Sr. Unsec’d. Notes	7.750%	03/01/31	8,824	12,484,332
Public Service Co. of Colorado, First Mortgage	3.550%	06/15/46	9,880	9,409,934
Public Service Co. of Colorado, First Mortgage	4.300%	03/15/44	165	178,553
Public Service Co. of New Hampshire, First Mortgage	3.500%	11/01/23	4,250	4,446,393
Public Service Electric & Gas Co., First Mortgage, MTN	3.750%	03/15/24	2,900	3,044,664
Public Service Electric & Gas Co., First Mortgage, MTN	4.000%	06/01/44	2,000	2,055,176
Public Service Electric & Gas Co., First Ref. Mortgage, MTN	3.950%	05/01/42	2,000	2,101,039
Puget Energy, Inc., Sr. Sec’d. Notes	3.650%	05/15/25	16,900	17,197,043
Puget Sound Energy, Inc., Sr. Sec’d. Notes	4.434%	11/15/41	1,787	1,930,415
San Diego Gas & Electric Co., First Mortgage	5.350%	05/15/40	773	939,822
South Carolina Electric & Gas Co., First Mortgage	4.500%	06/01/64	13,545	14,357,485
Southern California Edison Co., First Ref. Mortgage	3.600%	02/01/45	4,330	4,289,442
Southern California Edison Co., First Ref. Mortgage	4.000%	04/01/47	28,115	29,594,372
Southern California Edison Co., First Ref. Mortgage	4.050%	03/15/42	2,600	2,726,135
Southern California Edison Co., First Ref. Mortgage	4.650%	10/01/43	950	1,094,168
Southern Co. (The), Sr. Unsec’d. Notes	4.250%	07/01/36	15,000	15,520,573
Southern Power Co., Sr. Unsec’d. Notes	5.250%	07/15/43	1,000	1,098,998
Southwestern Public Service Co., First Mortgage	3.700%	08/15/47	4,470	4,446,617
Southwestern Public Service Co., First Mortgage	4.500%	08/15/41	550	608,412
Tampa Electric Co., Sr. Unsec’d. Notes	4.350%	05/15/44	7,325	7,647,554
Toledo Edison Co. (The), Sr. Sec’d. Notes	6.150%	05/15/37	1,997	2,454,659
Tri-State Generation & Transmission Association, Inc., First Mortgage	4.250%	06/01/46	11,770	11,805,994
Union Electric Co., Sr. Sec’d. Notes	3.650%	04/15/45	9,175	9,063,114
Virginia Electric & Power Co., Sr. Unsec’d. Notes	3.800%	09/15/47	25,900	25,945,844
Virginia Electric & Power Co., Sr. Unsec’d. Notes	4.000%	01/15/43	1,399	1,441,849
Virginia Electric & Power Co., Sr. Unsec’d. Notes	4.200%	05/15/45	8,500	9,001,254
Virginia Electric & Power Co., Sr. Unsec’d. Notes	4.450%	02/15/44	3,835	4,206,902
Virginia Electric & Power Co., Sr. Unsec’d. Notes	4.650%	08/15/43	2,000	2,231,811
Westar Energy, Inc., First Mortgage	4.100%	04/01/43	3,775	3,957,348
Westar Energy, Inc., First Mortgage	4.125%	03/01/42	3,010	3,156,289
Westar Energy, Inc., First Mortgage	4.250%	12/01/45	4,365	4,671,906
Westar Energy, Inc., First Mortgage	4.625%	09/01/43	2,780	3,067,394
Wisconsin Electric Power Co., Sr. Unsec’d. Notes.	4.250%	06/01/44	3,850	4,098,242
Wisconsin Public Service Corp., Sr. Unsec’d. Notes	4.752%	11/01/44	5,000	5,733,155
Xcel Energy, Inc., Sr. Unsec’d. Notes	3.350%	12/01/26	5,145	5,211,655

				1,027,795,661

Electrical Components & Equipment — 0.0%
General Cable Corp., Gtd. Notes	5.750%	10/01/22	750	753,300

Electronics — 0.6%
Amphenol Corp., Sr. Unsec’d. Notes	2.550%	01/30/19	4,500	4,529,201
Fortive Corp., Sr. Unsec’d. Notes	4.300%	06/15/46	13,160	13,621,601
Koninklijke Philips NV (Netherlands), Sr. Unsec’d. Notes	5.000%	03/15/42	9,216	10,179,558

A995

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Electronics (cont’d.)
Koninklijke Philips NV (Netherlands), Sr. Unsec’d. Notes	6.875%	03/11/38	6,920	$9,322,444
Tyco Electronics Group SA (Switzerland), Gtd. Notes	2.375%	12/17/18	1,350	1,357,653
Tyco Electronics Group SA (Switzerland), Gtd. Notes	3.500%	02/03/22	8,100	8,412,716
Tyco Electronics Group SA (Switzerland), Gtd. Notes	7.125%	10/01/37	8,475	11,882,632

				59,305,805

Entertainment — 0.1%
Cinemark USA, Inc., Gtd. Notes	4.875%	06/01/23	1,000	1,009,999
GLP Capital LP/GLP Financing II, Inc., Gtd. Notes	4.875%	11/01/20	7,015	7,409,594

				8,419,593

Foods — 1.7%
Ingles Markets, Inc., Sr. Unsec’d. Notes	5.750%	06/15/23	1,350	1,319,625
JM Smucker Co. (The), Gtd. Notes	4.375%	03/15/45	8,500	8,873,784
JM Smucker Co. (The), Sr. Unsec’d. Notes	2.500%	03/15/20	1,495	1,508,986
Koninklijke Ahold Delhaize NV (Netherlands), Gtd. Notes	5.700%	10/01/40	11,690	13,436,887
Kraft Heinz Foods Co., Gtd. Notes	3.000%	06/01/26	3,370	3,228,096
Kraft Heinz Foods Co., Gtd. Notes	4.375%	06/01/46	19,550	19,304,320
Kraft Heinz Foods Co., Gtd. Notes	5.000%	07/15/35	16,515	17,992,181
Kraft Heinz Foods Co., Gtd. Notes	5.200%	07/15/45	4,975	5,449,666
Kraft Heinz Foods Co., Gtd. Notes	6.500%	02/09/40	500	626,208
Kraft Heinz Foods Co., Gtd. Notes	6.750%	03/15/32	8,633	10,987,401
Kraft Heinz Foods Co., Gtd. Notes, 144A	7.125%	08/01/39	10,275	13,510,770
Kroger Co. (The), Gtd. Notes	7.700%	06/01/29	4,400	5,753,807
Kroger Co. (The), Sr. Unsec’d. Notes	3.875%	10/15/46	5,820	5,063,256
Kroger Co. (The), Sr. Unsec’d. Notes(a)	4.450%	02/01/47	8,000	7,577,037
Kroger Co. (The), Sr. Unsec’d. Notes(a)	4.650%	01/15/48	4,880	4,720,161
Kroger Co. (The), Sr. Unsec’d. Notes	5.000%	04/15/42	1,150	1,154,485
Kroger Co. (The), Sr. Unsec’d. Notes	5.150%	08/01/43	450	461,443
Sysco Corp., Gtd. Notes	3.750%	10/01/25	7,600	7,891,631
Sysco Corp., Gtd. Notes	4.500%	04/01/46	4,255	4,476,981
Sysco Corp., Gtd. Notes	4.850%	10/01/45	1,585	1,742,109
Sysco Corp., Gtd. Notes	5.375%	09/21/35	8,000	9,395,152
Tyson Foods, Inc., Gtd. Notes	5.150%	08/15/44	1,075	1,224,688
Tyson Foods, Inc., Sr. Unsec’d. Notes	3.550%	06/02/27	12,390	12,566,224
Tyson Foods, Inc., Sr. Unsec’d. Notes	4.550%	06/02/47	4,660	4,986,797

				163,251,695

Forest Products & Paper — 1.1%
Georgia-Pacific LLC, Sr. Unsec’d. Notes	7.250%	06/01/28	2,960	3,887,046
Georgia-Pacific LLC, Sr. Unsec’d. Notes	7.375%	12/01/25	3,300	4,193,414
Georgia-Pacific LLC, Sr. Unsec’d. Notes	7.750%	11/15/29	8,300	11,531,007
International Paper Co., Sr. Unsec’d. Notes (original cost $2,620,239; purchased 03/27/17)(f)	3.000%	02/15/27	2,785	2,705,470
International Paper Co., Sr. Unsec’d. Notes (original cost $25,229,276; purchased 07/31/17-08/21/17)(f)	4.350%	08/15/48	25,250	25,395,111

A996

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Forest Products & Paper (cont’d.)
International Paper Co., Sr. Unsec’d. Notes (original cost $27,127,285; purchased 09/10/14-06/07/16)(f)	4.800%	06/15/44	27,370	$29,434,222
International Paper Co., Sr. Unsec’d. Notes (original cost $958,139; purchased 05/14/15)(f)	5.000%	09/15/35	965	1,070,382
International Paper Co., Sr. Unsec’d. Notes (original cost $13,074,726; purchased 07/09/13-07/12/16)(f)	6.000%	11/15/41	11,290	13,842,215
International Paper Co., Sr. Unsec’d. Notes (original cost $2,687,804; purchased 02/28/13-01/16/14)(f)	7.300%	11/15/39	2,080	2,870,402
International Paper Co., Sr. Unsec’d. Notes (original cost $12,076,500; purchased 12/10/15)(f)	9.375%	05/15/19	10,000	11,152,479

				106,081,748

Gas — 1.1%
Atmos Energy Corp., Sr. Unsec’d. Notes	4.125%	10/15/44	5,120	5,365,954
CenterPoint Energy Resources Corp., Sr. Unsec’d. Notes	4.100%	09/01/47	2,610	2,640,808
Dominion Energy Gas Holdings LLC, Sr. Unsec’d. Notes	4.800%	11/01/43	925	998,747
NiSource Finance Corp., Gtd. Notes	4.375%	05/15/47	15,000	15,738,213
NiSource Finance Corp., Gtd. Notes	4.800%	02/15/44	10,310	11,393,655
NiSource Finance Corp., Gtd. Notes	5.650%	02/01/45	3,000	3,639,651
Piedmont Natural Gas Co., Inc., Sr. Unsec’d. Notes	3.640%	11/01/46	5,555	5,287,202
Piedmont Natural Gas Co., Inc., Sr. Unsec’d. Notes	4.650%	08/01/43	350	379,996
Sempra Energy, Sr. Unsec’d. Notes	3.250%	06/15/27	17,500	17,282,592
Southern California Gas Co., First Mortgage	4.450%	03/15/44	2,500	2,729,892
Southern Co. Gas Capital Corp., Gtd. Notes	3.250%	06/15/26	9,414	9,251,200
Southern Co. Gas Capital Corp., Gtd. Notes	3.950%	10/01/46	5,520	5,270,242
Southern Co. Gas Capital Corp., Gtd. Notes	4.400%	06/01/43	750	768,718
Southern Co. Gas Capital Corp., Gtd. Notes	4.400%	05/30/47	19,383	20,028,974
Southwest Gas Corp., Sr. Unsec’d. Notes	4.875%	10/01/43	5,000	5,452,496

				106,228,340

Healthcare-Products — 1.2%
Abbott Laboratories, Sr. Unsec’d. Notes	2.900%	11/30/21	3,400	3,462,334
Abbott Laboratories, Sr. Unsec’d. Notes	3.875%	09/15/25	3,015	3,116,041
Becton Dickinson & Co., Sr. Unsec’d. Notes	5.000%	11/12/40	5,190	5,629,533
Becton Dickinson & Co., Sr. Unsec’d. Notes	6.000%	05/15/39	2,500	2,917,671
Edwards Lifesciences Corp., Sr. Unsec’d. Notes	2.875%	10/15/18	1,475	1,490,665
Medtronic, Inc., Gtd. Notes	4.375%	03/15/35	6,562	7,223,413
Medtronic, Inc., Gtd. Notes	4.625%	03/15/44	7,550	8,432,986
Medtronic, Inc., Gtd. Notes	4.625%	03/15/45	24,829	28,241,573
Stryker Corp., Sr. Unsec’d. Notes	4.625%	03/15/46	6,405	6,978,939
Thermo Fisher Scientific, Inc., Sr. Unsec’d. Notes	4.100%	08/15/47	21,800	21,857,270
Zimmer Biomet Holdings, Inc., Sr. Unsec’d. Notes	2.000%	04/01/18	15,790	15,806,218
Zimmer Biomet Holdings, Inc., Sr. Unsec’d. Notes	3.550%	04/01/25	5,000	5,048,576

				110,205,219

A997

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Healthcare-Services — 2.3%
Aetna, Inc., Sr. Unsec’d. Notes	4.125%	11/15/42	1,865	$1,947,787
Allina Health System, Unsec’d. Notes	4.805%	11/15/45	4,465	5,010,090
Anthem, Inc., Sr. Unsec’d. Notes	4.625%	05/15/42	2,600	2,816,884
Anthem, Inc., Sr. Unsec’d. Notes	4.650%	01/15/43	1,000	1,079,297
Anthem, Inc., Sr. Unsec’d. Notes	4.850%	08/15/54	510	558,084
Anthem, Inc., Sr. Unsec’d. Notes	5.100%	01/15/44	720	829,706
Ascension Health, Sr. Unsec’d. Notes	3.945%	11/15/46	5,025	5,124,099
Ascension Health, Unsec’d. Notes	4.847%	11/15/53	750	858,058
Baylor Scott & White Holdings, Sec’d. Notes	3.967%	11/15/46	24,330	24,650,889
Children’s Hospital Corp. (The), Gtd. Notes	4.115%	01/01/47	6,650	7,018,272
Duke University Health System, Inc., Sr. Unsec’d. Notes	3.920%	06/01/47	5,125	5,234,509
HCA, Inc., Gtd. Notes	5.375%	02/01/25	1,650	1,738,688
HCA, Inc., Gtd. Notes	5.875%	05/01/23	750	815,625
HCA, Inc., Gtd. Notes(a)	5.875%	02/15/26	4,000	4,295,000
HCA, Inc., Sr. Sec’d. Notes	5.250%	04/15/25	3,500	3,784,375
Kaiser Foundation Hospitals, Gtd. Notes	4.150%	05/01/47	12,425	13,310,687
Kaiser Foundation Hospitals, Gtd. Notes	4.875%	04/01/42	1,000	1,170,959
Laboratory Corp. of America Holdings, Sr. Unsec’d. Notes	2.500%	11/01/18	1,775	1,782,729
Laboratory Corp. of America Holdings, Sr. Unsec’d. Notes	4.700%	02/01/45	12,050	12,411,679
Memorial Sloan-Kettering Cancer Center, Sr. Unsec’d. Notes	4.125%	07/01/52	2,390	2,463,709
New York and Presbyterian Hospital (The), Unsec’d. Notes	4.024%	08/01/45	6,949	7,154,213
New York and Presbyterian Hospital (The), Unsec’d. Notes	4.063%	08/01/56	2,850	2,890,857
NYU Hospitals Center, Sec’d. Notes	4.368%	07/01/47	13,575	14,357,784
NYU Hospitals Center, Sec’d. Notes	4.784%	07/01/44	4,725	5,169,740
NYU Hospitals Center, Sr. Sec’d. Notes	5.750%	07/01/43	700	891,401
Quest Diagnostics, Inc., Gtd. Notes	5.750%	01/30/40	1,251	1,439,980
Quest Diagnostics, Inc., Sr. Unsec’d. Notes	2.500%	03/30/20	2,400	2,411,703
Quest Diagnostics, Inc., Sr. Unsec’d. Notes	3.450%	06/01/26	4,715	4,757,379
Quest Diagnostics, Inc., Sr. Unsec’d. Notes	4.250%	04/01/24	1,400	1,494,977
Quest Diagnostics, Inc., Sr. Unsec’d. Notes	4.700%	03/30/45	7,800	8,199,730
Roche Holdings, Inc. (Switzerland), Gtd. Notes, 144A	3.350%	09/30/24	12,525	12,983,238
Roche Holdings, Inc. (Switzerland), Gtd. Notes, 144A	4.000%	11/28/44	3,720	3,880,767
RWJ Barnabas Health, Inc., Sr. Unsec’d. Notes	3.949%	07/01/46	8,850	8,811,610
Southern Baptist Hospital of Florida, Inc., Sec’d. Notes	4.857%	07/15/45	4,275	4,743,934
Texas Health Resources, Sec’d. Notes	4.330%	11/15/55	5,400	5,632,643
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	3.950%	10/15/42	2,060	2,113,477
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	4.200%	01/15/47	565	602,049
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	4.250%	04/15/47	13,715	14,708,149
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	4.625%	07/15/35	6,816	7,811,677
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	4.625%	11/15/41	1,080	1,211,854
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	4.750%	07/15/45	6,845	7,904,990

				216,073,278

Holding Companies-Diversified — 0.0%
Leucadia National Corp., Sr. Unsec’d. Notes	6.625%	10/23/43	3,500	3,787,910

Home Builders — 0.2%
D.R. Horton, Inc., Gtd. Notes(a)	4.750%	02/15/23	8,500	9,211,822

A998

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Home Builders (cont’d.)
Taylor Morrison Communities, Inc./Taylor Morrison
Holdings II, Inc., Gtd. Notes, 144A	5.250%	04/15/21	600	$615,750
Toll Brothers Finance Corp., Gtd. Notes	4.000%	12/31/18	3,332	3,386,145
Toll Brothers Finance Corp., Gtd. Notes	4.875%	11/15/25	915	952,973

				14,166,690

Home Furnishings — 0.0%
Whirlpool Corp., Sr. Unsec’d. Notes, MTN	4.850%	06/15/21	700	757,820
Whirlpool Corp., Sr. Unsec’d. Notes, MTN	5.150%	03/01/43	450	500,958

				1,258,778

Household Products/Wares — 1.1%
Kimberly-Clark Corp., Sr. Unsec’d. Notes	3.200%	07/30/46	15,400	13,970,385
Kimberly-Clark de Mexico SAB de CV (Mexico), Sr. Unsec’d. Notes, 144A	3.250%	03/12/25	28,175	27,393,067
Reckitt Benckiser Treasury Services PLC (United Kingdom), Gtd. Notes, 144A	2.375%	06/24/22	44,150	44,004,164
Reckitt Benckiser Treasury Services PLC (United Kingdom), Gtd. Notes, 144A	2.750%	06/26/24	21,245	21,091,586
SC Johnson & Son, Inc., Unsec’d. Notes, 144A	4.000%	05/15/43	425	432,145

				106,891,347

Housewares — 0.5%
Newell Brands, Inc., Sr. Unsec’d. Notes	3.850%	04/01/23	4,019	4,222,369
Newell Brands, Inc., Sr. Unsec’d. Notes	3.900%	11/01/25	9,150	9,478,021
Newell Brands, Inc., Sr. Unsec’d. Notes	4.000%	06/15/22	885	928,665
Newell Brands, Inc., Sr. Unsec’d. Notes	5.500%	04/01/46	24,751	29,275,980

				43,905,035

Insurance — 2.1%
Allstate Corp. (The), Sub. Notes	5.750%	08/15/53	800	877,999
American International Group, Inc., Sr. Unsec’d. Notes	4.375%	01/15/55	7,500	7,259,378
American International Group, Inc., Sr. Unsec’d. Notes	4.500%	07/16/44	10,700	11,166,912
American International Group, Inc., Sr. Unsec’d. Notes	4.800%	07/10/45	10,000	10,911,853
American International Group, Inc., Sr. Unsec’d. Notes	4.875%	06/01/22	3,550	3,899,444
Arch Capital Finance LLC, Gtd. Notes	4.011%	12/15/26	3,435	3,562,169
Arch Capital Finance LLC, Gtd. Notes	5.031%	12/15/46	7,245	8,071,534
Arch Capital Group US, Inc., Gtd. Notes	5.144%	11/01/43	8,532	9,499,709
AXIS Specialty Finance PLC, Gtd. Notes	5.150%	04/01/45	3,700	3,881,967
Berkshire Hathaway Finance Corp., Gtd. Notes(a)	4.300%	05/15/43	2,250	2,451,171
Berkshire Hathaway Finance Corp., Gtd. Notes	4.400%	05/15/42	645	708,113
Berkshire Hathaway, Inc., Sr. Unsec’d. Notes(a)	4.500%	02/11/43	905	1,011,549
CNA Financial Corp., Sr. Unsec’d. Notes	4.500%	03/01/26	27,363	29,236,417
Endurance Specialty Holdings Ltd. (Bermuda), Sr. Unsec’d. Notes.	7.000%	07/15/34	1,700	2,115,304
Hartford Financial Services Group, Inc. (The), Sr. Unsec’d. Notes.	4.300%	04/15/43	200	207,230
Liberty Mutual Group, Inc., Gtd. Notes, 144A	4.250%	06/15/23	5,635	6,018,766
Liberty Mutual Group, Inc., Gtd. Notes, 144A	4.850%	08/01/44	4,300	4,678,230
Liberty Mutual Group, Inc., Gtd. Notes, 144A	6.500%	03/15/35	12,952	16,089,058
Liberty Mutual Group, Inc., Gtd. Notes, 144A	6.500%	05/01/42	18,084	23,575,897

A999

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Insurance (cont’d.)
Lincoln National Corp., Sr. Unsec’d. Notes	6.300%	10/09/37	4,385	$5,423,018
Lincoln National Corp., Sr. Unsec’d. Notes	7.000%	06/15/40	6,248	8,349,522
Markel Corp., Sr. Unsec’d. Notes	5.000%	03/30/43	100	108,434
Markel Corp., Sr. Unsec’d. Notes	5.000%	04/05/46	3,270	3,533,520
Provident Cos., Inc., Sr. Unsec’d. Notes	7.250%	03/15/28	3,600	4,563,052
Teachers Insurance & Annuity Association of
America, Sub. Notes, 144A	4.270%	05/15/47	19,945	20,613,196
Teachers Insurance & Annuity Association of
America, Sub. Notes, 144A	4.900%	09/15/44	350	395,284
Travelers Cos., Inc. (The), Sr. Unsec’d. Notes	4.600%	08/01/43	600	669,550
WR Berkley Corp., Sr. Unsec’d. Notes	4.750%	08/01/44	2,675	2,769,221
XLIT Ltd. (Bermuda), Gtd. Notes	5.250%	12/15/43	2,962	3,269,884

				194,917,381

Internet — 0.2%
Amazon.com, Inc., Sr. Unsec’d. Notes, 144A	3.875%	08/22/37	13,000	13,229,795
Amazon.com, Inc., Sr. Unsec’d. Notes, 144A	4.050%	08/22/47	3,600	3,668,837

				16,898,632

Lodging — 0.5%
Choice Hotels International, Inc., Gtd. Notes	5.750%	07/01/22	2,500	2,774,999
Marriott International, Inc., Sr. Unsec’d. Notes	3.125%	06/15/26	22,630	22,371,636
Marriott International, Inc., Sr. Unsec’d. Notes	4.500%	10/01/34	13,500	14,237,297
Marriott International, Inc., Sr. Unsec’d. Notes	6.750%	05/15/18	3,600	3,709,883

				43,093,815

Machinery-Construction & Mining — 0.1%
Caterpillar, Inc., Sr. Unsec’d. Notes	4.750%	05/15/64	4,200	4,703,452
Caterpillar, Inc., Sr. Unsec’d. Notes	6.050%	08/15/36	2,200	2,873,704

				7,577,156

Machinery-Diversified — 0.0%
Xylem, Inc., Sr. Unsec’d. Notes	4.875%	10/01/21	3,000	3,266,903

Media — 4.3%
21st Century Fox America, Inc., Gtd. Notes	4.750%	09/15/44	3,672	3,916,991
21st Century Fox America, Inc., Gtd. Notes	4.950%	10/15/45	3,749	4,101,432
21st Century Fox America, Inc., Gtd. Notes	5.400%	10/01/43	12,321	14,278,929
21st Century Fox America, Inc., Gtd. Notes	6.150%	03/01/37	2,300	2,845,447
21st Century Fox America, Inc., Gtd. Notes	6.400%	12/15/35	5,000	6,347,044
21st Century Fox America, Inc., Gtd. Notes	6.900%	08/15/39	5,060	6,793,802
21st Century Fox America, Inc., Gtd. Notes	7.700%	10/30/25	1,129	1,442,023
21st Century Fox America, Inc., Gtd. Notes	7.750%	12/01/45	4,865	7,368,343
Altice US Finance I Corp., Sr. Sec’d. Notes, 144A	5.500%	05/15/26	6,000	6,328,139
Belo Corp., Gtd. Notes	7.250%	09/15/27	150	168,749
CBS Corp., Gtd. Notes	2.900%	01/15/27	3,365	3,181,357
Charter Communications Operating LLC/Charter Communications Operating Capital, Sr. Sec’d. Notes, 144A.	5.375%	05/01/47	39,361	40,890,831
Charter Communications Operating LLC/Charter Communications Operating Capital, Sr. Sec’d. Notes	6.384%	10/23/35	21,503	25,150,443
Charter Communications Operating LLC/Charter Communications Operating Capital, Sr. Sec’d. Notes	6.484%	10/23/45	10,574	12,410,466

A1000

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Media (cont’d.)
Charter Communications Operating LLC/Charter Communications Operating Capital, Sr. Sec’d. Notes	6.834%	10/23/55	10,596	$12,862,323
Comcast Corp., Gtd. Notes	3.150%	03/01/26	6,030	6,026,647
Comcast Corp., Gtd. Notes	3.300%	02/01/27	8,245	8,358,674
Comcast Corp., Gtd. Notes	3.375%	08/15/25	1,275	1,315,570
Comcast Corp., Gtd. Notes	3.400%	07/15/46	18,415	16,972,992
Comcast Corp., Gtd. Notes	4.000%	08/15/47	1,000	1,016,935
Comcast Corp., Gtd. Notes	4.200%	08/15/34	5,000	5,315,292
Comcast Corp., Gtd. Notes	4.250%	01/15/33	6,090	6,548,679
Comcast Corp., Gtd. Notes	4.500%	01/15/43	6,240	6,649,856
Comcast Corp., Gtd. Notes	4.600%	08/15/45	37,808	41,595,370
Comcast Corp., Gtd. Notes	4.650%	07/15/42	14,400	15,908,068
Comcast Corp., Gtd. Notes	6.450%	03/15/37	8,200	10,963,306
Comcast Corp., Gtd. Notes	6.550%	07/01/39	2,863	3,846,185
Grupo Televisa SAB (Mexico), Sr. Unsec’d. Notes	5.000%	05/13/45	600	603,157
Grupo Televisa SAB (Mexico), Sr. Unsec’d. Notes	6.125%	01/31/46	5,424	6,302,699
NBCUniversal Media LLC, Gtd. Notes	4.450%	01/15/43	6,850	7,287,114
NBCUniversal Media LLC, Gtd. Notes	5.950%	04/01/41	1,300	1,679,444
NBCUniversal Media LLC, Gtd. Notes	6.400%	04/30/40	2,500	3,370,877
Scripps Networks Interactive, Inc., Sr. Unsec’d. Notes	3.950%	06/15/25	3,800	3,855,127
TEGNA, Inc., Gtd. Notes	5.125%	07/15/20	2,000	2,052,500
Time Warner Cable LLC, Sr. Sec’d. Notes	5.500%	09/01/41	3,050	3,166,893
Time Warner Cable LLC, Sr. Sec’d. Notes	5.875%	11/15/40	1,290	1,415,599
Time Warner Cable LLC, Sr. Sec’d. Notes	6.550%	05/01/37	2,785	3,271,119
Time Warner Cable LLC, Sr. Sec’d. Notes	6.750%	06/15/39	4,700	5,639,253
Time Warner, Inc., Gtd. Notes	3.800%	02/15/27	585	585,136
Time Warner, Inc., Gtd. Notes	4.650%	06/01/44	19,400	18,944,859
Time Warner, Inc., Gtd. Notes	4.750%	03/29/21	5,026	5,411,665
Time Warner, Inc., Gtd. Notes	4.900%	06/15/42	2,700	2,745,796
Time Warner, Inc., Gtd. Notes	5.350%	12/15/43	5,020	5,407,692
Time Warner, Inc., Gtd. Notes	6.100%	07/15/40	6,275	7,354,958
Time Warner, Inc., Gtd. Notes	6.200%	03/15/40	5,058	5,953,783
Viacom, Inc., Jr. Sub. Notes(a)	6.250%	02/28/57	3,400	3,421,250
Viacom, Inc., Sr. Unsec’d. Notes	4.850%	12/15/34	9,550	8,999,548
Viacom, Inc., Sr. Unsec’d. Notes	5.250%	04/01/44	27,586	26,419,559
Viacom, Inc., Sr. Unsec’d. Notes	5.850%	09/01/43	4,455	4,578,291
Videotron Ltd. (Canada), Gtd. Notes	5.000%	07/15/22	1,100	1,188,000
Videotron Ltd. (Canada), Gtd. Notes, 144A	5.375%	06/15/24	4,600	4,991,000

				407,249,212

Mining — 1.9%
Barrick Gold Corp. (Canada), Sr. Unsec’d. Notes	5.250%	04/01/42	10,805	12,362,757
Barrick Gold Corp. (Canada), Sr. Unsec’d. Notes	6.450%	10/15/35	5,000	6,185,469
Barrick North America Finance LLC (Canada), Gtd. Notes	4.400%	05/30/21	1,306	1,404,442
Barrick North America Finance LLC (Canada), Gtd. Notes	5.700%	05/30/41	8,800	10,493,757
Barrick North America Finance LLC (Canada), Gtd. Notes	5.750%	05/01/43	1,155	1,398,387
Barrick North America Finance LLC (Canada), Gtd. Notes	7.500%	09/15/38	4,470	5,945,837
Barrick PD Australia Finance PTY Ltd. (Canada), Gtd. Notes	5.950%	10/15/39	18,522	22,633,894
BHP Billiton Finance USA Ltd. (Australia), Gtd. Notes	2.875%	02/24/22	935	955,698

A1001

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Mining (cont’d.)
BHP Billiton Finance USA Ltd. (Australia), Gtd. Notes	5.000%		09/30/43	14,955	$17,642,344
BHP Billiton Finance USA Ltd. (Australia), Gtd. Notes, 144A(a)	6.250%		10/19/75	1,215	1,333,463
Goldcorp, Inc. (Canada), Sr. Unsec’d. Notes	3.625%		06/09/21	4,085	4,232,089
Newmont Mining Corp., Gtd. Notes	4.875%		03/15/42	3,500	3,751,976
Newmont Mining Corp., Gtd. Notes	5.875%		04/01/35	7,000	8,230,998
Rio Tinto Finance USA Ltd. (United Kingdom), Gtd. Notes(a)	3.750%		06/15/25	8,335	8,788,407
Rio Tinto Finance USA Ltd. (United Kingdom), Gtd. Notes	5.200%		11/02/40	8,913	10,569,156
Rio Tinto Finance USA PLC (United Kingdom), Gtd. Notes	4.750%		03/22/42	2,100	2,376,630
Southern Copper Corp. (Peru), Sr. Unsec’d. Notes	3.875%		04/23/25	13,120	13,551,331
Southern Copper Corp. (Peru), Sr. Unsec’d. Notes	5.875%		04/23/45	11,180	12,732,682
Southern Copper Corp. (Peru), Sr. Unsec’d. Notes	6.750%		04/16/40	10,177	12,488,732
Teck Resources Ltd. (Canada), Gtd. Notes	5.400%		02/01/43	10,050	10,053,015
Yamana Gold, Inc. (Canada), Gtd. Notes(a)	4.950%		07/15/24	15,100	15,477,500

					182,608,564

Miscellaneous Manufacturing — 0.6%
Actuant Corp., Gtd. Notes	5.625%		06/15/22	1,000	1,026,249
Amsted Industries, Inc., Gtd. Notes, 144A	5.000%		03/15/22	1,000	1,032,499
General Electric Co., Sr. Unsec’d. Notes	4.125%		10/09/42	3,465	3,667,546
General Electric Co., Sr. Unsec’d. Notes	4.500%		03/11/44	7,195	8,054,179
Ingersoll-Rand Global Holding Co. Ltd., Gtd. Notes	5.750%		06/15/43	450	559,286
Siemens Financieringsmaatschappij NV (Germany), Gtd. Notes, 144A	3.300%		09/15/46	7,685	7,059,875
Siemens Financieringsmaatschappij NV (Germany), Gtd. Notes, 144A	4.200%		03/16/47	19,212	20,756,550
Textron, Inc., Sr. Unsec’d. Notes	3.650%		03/01/21	1,500	1,553,491
Textron, Inc., Sr. Unsec’d. Notes	4.000%		03/15/26	9,045	9,438,975
Textron, Inc., Sr. Unsec’d. Notes	7.250%		10/01/19	750	824,089

					53,972,739

Office Furnishings — 0.0%
Steelcase, Inc., Sr. Unsec’d. Notes	6.375%		02/15/21	3,240	3,578,114

Office/Business Equipment — 0.2%
Xerox Corp., Sr. Unsec’d. Notes	3.625%		03/15/23	23,390	23,194,181
Xerox Corp., Sr. Unsec’d. Notes	4.070%		03/17/22	253	258,759

					23,452,940

Oil & Gas — 6.0%
Anadarko Finance Co., Gtd. Notes	7.500%		05/01/31	4,290	5,339,007
Anadarko Petroleum Corp., Sr. Unsec’d. Notes(a)	3.450%		07/15/24	3,347	3,321,599
Anadarko Petroleum Corp., Sr. Unsec’d. Notes	4.500%		07/15/44	5,000	4,758,669
Anadarko Petroleum Corp., Sr. Unsec’d. Notes	4.553	%(s)	10/10/36	6,742	2,836,522
Anadarko Petroleum Corp., Sr. Unsec’d. Notes	6.200%		03/15/40	15,066	17,505,049
Anadarko Petroleum Corp., Sr. Unsec’d. Notes	6.450%		09/15/36	7,052	8,342,490
Andeavor, Gtd. Notes, 144A	5.125%		12/15/26	11,560	12,685,248
Apache Corp., Sr. Unsec’d. Notes	4.750%		04/15/43	3,000	3,003,182
Apache Corp., Sr. Unsec’d. Notes	5.100%		09/01/40	15,688	16,408,552

A1002

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Oil & Gas (cont’d.)
Apache Corp., Sr. Unsec’d. Notes	5.250%	02/01/42	7,500	$7,935,235
Apache Corp., Sr. Unsec’d. Notes	6.000%	01/15/37	9,033	10,569,496
Apache Corp., Sr. Unsec’d. Notes	7.950%	04/15/26	6,000	7,469,022
Burlington Resources Finance Co., Gtd. Notes	7.200%	08/15/31	2,285	3,034,023
Burlington Resources Finance Co., Gtd. Notes	7.400%	12/01/31	2,700	3,661,224
Canadian Natural Resources Ltd. (Canada), Sr. Unsec’d. Notes	6.250%	03/15/38	14,670	17,614,799
Canadian Natural Resources Ltd. (Canada), Sr. Unsec’d. Notes	6.450%	06/30/33	2,000	2,367,778
Canadian Natural Resources Ltd. (Canada), Sr. Unsec’d. Notes, GMTN	4.950%	06/01/47	20,000	20,970,196
Cenovus Energy, Inc. (Canada), Sr. Unsec’d. Notes	4.450%	09/15/42	3,300	2,891,718
Cenovus Energy, Inc. (Canada), Sr. Unsec’d. Notes	5.200%	09/15/43	19,015	18,347,342
Cenovus Energy, Inc. (Canada), Sr. Unsec’d. Notes, 144A	5.250%	06/15/37	5,000	4,961,765
Cenovus Energy, Inc. (Canada), Sr. Unsec’d. Notes, 144A(a)	5.400%	06/15/47	18,800	18,674,462
Cenovus Energy, Inc. (Canada), Sr. Unsec’d. Notes	5.700%	10/15/19	12,584	13,335,265
Chevron Corp., Sr. Unsec’d. Notes(a)	2.954%	05/16/26	4,450	4,442,819
Concho Resources, Inc., Gtd. Notes	4.875%	10/01/47	1,740	1,815,775
ConocoPhillips Co., Gtd. Notes	4.150%	11/15/34	3,300	3,407,462
ConocoPhillips Co., Gtd. Notes(a)	4.950%	03/15/26	14,725	16,598,348
ConocoPhillips Holding Co., Sr. Unsec’d. Notes	6.950%	04/15/29	3,300	4,276,136
Devon Energy Corp., Sr. Unsec’d. Notes	4.000%	07/15/21	10,000	10,395,480
Devon Energy Corp., Sr. Unsec’d. Notes	5.000%	06/15/45	4,860	5,121,382
Devon Energy Corp., Sr. Unsec’d. Notes	5.600%	07/15/41	23,625	25,855,131
Devon Energy Corp., Sr. Unsec’d. Notes	7.950%	04/15/32	3,913	5,122,938
Devon Financing Co. LLC, Gtd. Notes	7.875%	09/30/31	8,330	10,996,184
Encana Corp. (Canada), Sr. Unsec’d. Notes	6.500%	05/15/19	6,300	6,704,228
Encana Corp. (Canada), Sr. Unsec’d. Notes	6.500%	08/15/34	18,163	21,254,599
EOG Resources, Inc., Sr. Unsec’d. Notes	2.450%	04/01/20	4,000	4,032,250
EOG Resources, Inc., Sr. Unsec’d. Notes	3.900%	04/01/35	5,533	5,517,408
EOG Resources, Inc., Sr. Unsec’d. Notes	4.150%	01/15/26	11,045	11,711,815
Exxon Mobil Corp., Sr. Unsec’d. Notes(a)	3.567%	03/06/45	4,370	4,279,890
Exxon Mobil Corp., Sr. Unsec’d. Notes	4.114%	03/01/46	9,450	10,210,728
Helmerich & Payne International Drilling Co., Gtd. Notes	4.650%	03/15/25	8,000	8,459,727
Hess Corp., Sr. Unsec’d. Notes(a)	4.300%	04/01/27	5,000	4,955,937
Hess Corp., Sr. Unsec’d. Notes	5.800%	04/01/47	6,560	6,741,781
Husky Energy, Inc. (Canada), Sr. Unsec’d. Notes	4.000%	04/15/24	10,133	10,399,416
Husky Energy, Inc. (Canada), Sr. Unsec’d. Notes	6.800%	09/15/37	5,435	6,701,187
Marathon Petroleum Corp., Sr. Unsec’d. Notes	2.700%	12/14/18	6,160	6,202,397
Marathon Petroleum Corp., Sr. Unsec’d. Notes(a)	5.000%	09/15/54	9,375	9,061,890
Marathon Petroleum Corp., Sr. Unsec’d. Notes	5.850%	12/15/45	3,110	3,417,212
Noble Energy, Inc., Sr. Unsec’d. Notes	3.900%	11/15/24	500	511,887
Noble Energy, Inc., Sr. Unsec’d. Notes	5.050%	11/15/44	6,378	6,582,798
Noble Energy, Inc., Sr. Unsec’d. Notes	5.250%	11/15/43	11,315	11,868,288
Noble Energy, Inc., Sr. Unsec’d. Notes	6.000%	03/01/41	12,630	14,425,762
Occidental Petroleum Corp., Sr. Unsec’d. Notes	4.100%	02/15/47	8,955	9,197,414
Occidental Petroleum Corp., Sr. Unsec’d. Notes	4.400%	04/15/46	29,440	31,288,720
Phillips 66, Gtd. Notes	4.650%	11/15/34	3,500	3,705,109
Phillips 66, Gtd. Notes	4.875%	11/15/44	6,200	6,727,030
Pioneer Natural Resources Co., Sr. Unsec’d. Notes	4.450%	01/15/26	14,525	15,486,687

A1003

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Oil & Gas (cont’d.)
Range Resources Corp., Gtd. Notes(a)	4.875%	05/15/25	10,000	$9,850,000
Sasol Financing International Ltd. (South Africa), Gtd. Notes	4.500%	11/14/22	5,761	5,953,994
Shell International Finance BV (Netherlands), Gtd. Notes	3.250%	05/11/25	10,000	10,235,858
Shell International Finance BV (Netherlands), Gtd. Notes	4.375%	05/11/45	5,430	5,822,383
Statoil ASA (Norway), Gtd. Notes	3.950%	05/15/43	2,796	2,803,845
Statoil ASA (Norway), Gtd. Notes	7.750%	06/15/23	1,200	1,509,452
Suncor Energy, Inc. (Canada), Sr. Unsec’d. Notes	6.500%	06/15/38	3,900	5,069,734
Tosco Corp., Gtd. Notes	7.800%	01/01/27	4,830	6,351,754
Valero Energy Corp., Sr. Unsec’d. Notes	4.900%	03/15/45	7,045	7,560,751

				568,666,229

Oil & Gas Services — 0.6%
Cameron International Corp., Gtd. Notes	3.600%	04/30/22	1,500	1,555,780
Cameron International Corp., Gtd. Notes	5.125%	12/15/43	2,000	2,140,125
Cameron International Corp., Gtd. Notes	7.000%	07/15/38	4,000	5,096,696
Halliburton Co., Sr. Unsec’d. Notes	4.500%	11/15/41	1,835	1,820,590
Halliburton Co., Sr. Unsec’d. Notes(a)	4.750%	08/01/43	9,350	9,870,522
Halliburton Co., Sr. Unsec’d. Notes	7.450%	09/15/39	375	527,762
Schlumberger Holdings Corp., Sr. Unsec’d. Notes, 144A	4.000%	12/21/25	18,895	19,820,257
Schlumberger Investment SA, Gtd. Notes	3.650%	12/01/23	13,850	14,701,982

				55,533,714

Packaging & Containers — 0.3%
Ball Corp., Gtd. Notes	4.000%	11/15/23	975	996,938
Crown Americas LLC/Crown Americas Capital Corp. IV, Gtd. Notes(a)	4.500%	01/15/23	300	315,750
Greif, Inc., Sr. Unsec’d. Notes	7.750%	08/01/19	625	681,250
Packaging Corp. of America, Sr. Unsec’d. Notes	3.900%	06/15/22	2,200	2,308,149
Packaging Corp. of America, Sr. Unsec’d. Notes	4.500%	11/01/23	3,059	3,312,859
Silgan Holdings, Inc., Sr. Unsec’d. Notes	5.500%	02/01/22	1,400	1,436,750
WestRock MWV LLC, Gtd. Notes	7.550%	03/01/47	4,109	5,690,695
WestRock MWV LLC, Gtd. Notes	7.950%	02/15/31	7,987	11,099,049

				25,841,440

Pharmaceuticals — 4.0%
AbbVie, Inc., Sr. Unsec’d. Notes	4.400%	11/06/42	950	994,805
AbbVie, Inc., Sr. Unsec’d. Notes	4.450%	05/14/46	15,475	16,288,746
AbbVie, Inc., Sr. Unsec’d. Notes	4.500%	05/14/35	10,215	10,992,410
AbbVie, Inc., Sr. Unsec’d. Notes	4.700%	05/14/45	9,925	10,819,582
Allergan Funding SCS, Gtd. Notes	3.800%	03/15/25	14,845	15,416,671
Allergan Funding SCS, Gtd. Notes	4.550%	03/15/35	2,333	2,489,105
Allergan Funding SCS, Gtd. Notes	4.750%	03/15/45	2,559	2,768,586
Allergan Funding SCS, Gtd. Notes	4.850%	06/15/44	11,955	13,017,923
AmerisourceBergen Corp., Sr. Unsec’d. Notes(a)	4.250%	03/01/45	2,120	2,132,046
Cardinal Health, Inc., Sr. Unsec’d. Notes	3.500%	11/15/24	1,500	1,539,823
Cardinal Health, Inc., Sr. Unsec’d. Notes	4.600%	03/15/43	2,700	2,831,269
Eli Lilly & Co., Sr. Unsec’d. Notes	3.950%	05/15/47	11,050	11,434,884
Express Scripts Holding Co., Gtd. Notes	3.400%	03/01/27	17,240	16,995,806
Express Scripts Holding Co., Gtd. Notes(a)	4.500%	02/25/26	16,905	18,093,926
Express Scripts Holding Co., Gtd. Notes(a)	4.800%	07/15/46	19,480	20,569,656
Forest Laboratories LLC, Gtd. Notes, 144A	4.875%	02/15/21	3,975	4,268,606

A1004

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Pharmaceuticals (cont’d.)
Johnson & Johnson, Sr. Unsec’d. Notes	3.625%	03/03/37	8,185	$8,505,403
Johnson & Johnson, Sr. Unsec’d. Notes	3.700%	03/01/46	23,530	24,358,258
Johnson & Johnson, Sr. Unsec’d. Notes	4.375%	12/05/33	4,000	4,540,404
Johnson & Johnson, Sr. Unsec’d. Notes	4.850%	05/15/41	4,080	4,861,579
McKesson Corp., Sr. Unsec’d. Notes	3.796%	03/15/24	6,200	6,513,871
Mead Johnson Nutrition Co. (United Kingdom), Gtd. Notes	4.125%	11/15/25	3,175	3,427,831
Mead Johnson Nutrition Co. (United Kingdom), Gtd. Notes	4.600%	06/01/44	8,226	9,046,550
Merck & Co., Inc., Sr. Unsec’d. Notes	3.700%	02/10/45	3,515	3,568,184
Merck & Co., Inc., Sr. Unsec’d. Notes	4.150%	05/18/43	5,750	6,254,720
Mylan NV, Gtd. Notes	3.000%	12/15/18	2,645	2,674,862
Mylan NV, Gtd. Notes(a)	3.950%	06/15/26	10,700	10,893,718
Mylan NV, Gtd. Notes	5.250%	06/15/46	3,650	3,959,335
Novartis Capital Corp. (Switzerland), Gtd. Notes	4.000%	11/20/45	19,625	20,749,069
Pfizer, Inc., Sr. Unsec’d. Notes	4.125%	12/15/46	17,085	18,244,271
Pfizer, Inc., Sr. Unsec’d. Notes	4.400%	05/15/44	8,500	9,384,121
Pfizer, Inc., Sr. Unsec’d. Notes	7.200%	03/15/39	3,300	4,868,038
Shire Acquisitions Investments Ireland DAC, Gtd. Notes	2.400%	09/23/21	21,060	20,986,368
Shire Acquisitions Investments Ireland DAC, Gtd. Notes	2.875%	09/23/23	43,270	43,000,746
Shire Acquisitions Investments Ireland DAC, Gtd. Notes	3.200%	09/23/26	8,995	8,867,429
Teva Pharmaceutical Finance Netherlands III BV (Israel), Gtd. Notes(a)	4.100%	10/01/46	17,460	14,707,632

				380,066,233

Pipelines — 3.1%
Buckeye Partners LP, Sr. Unsec’d. Notes	2.650%	11/15/18	825	828,408
DCP Midstream Operating LP, Gtd. Notes, 144A	5.350%	03/15/20	1,500	1,567,500
DCP Midstream Operating LP, Gtd. Notes	5.600%	04/01/44	2,579	2,404,918
DCP Midstream Operating LP, Gtd. Notes, 144A	6.450%	11/03/36	10,766	11,304,300
DCP Midstream Operating LP, Gtd. Notes	8.125%	08/16/30	1,000	1,172,500
Energy Transfer LP, Sr. Unsec’d. Notes	4.900%	03/15/35	1,905	1,892,966
Energy Transfer LP, Sr. Unsec’d. Notes	5.150%	02/01/43	700	682,781
Energy Transfer LP, Sr. Unsec’d. Notes	5.150%	03/15/45	4,650	4,542,666
Energy Transfer LP, Sr. Unsec’d. Notes	6.125%	12/15/45	9,130	10,027,001
EnLink Midstream Partners LP, Sr. Unsec’d. Notes(a)	2.700%	04/01/19	2,200	2,206,314
Enterprise Products Operating LLC, Gtd. Notes	4.850%	08/15/42	1,990	2,136,545
Enterprise Products Operating LLC, Gtd. Notes	4.850%	03/15/44	5,775	6,200,499
Enterprise Products Operating LLC, Gtd. Notes(a)	4.875%	08/16/77	7,490	7,527,450
Enterprise Products Operating LLC, Gtd. Notes	4.900%	05/15/46	26,400	28,841,388
Enterprise Products Operating LLC, Gtd. Notes	4.950%	10/15/54	3,110	3,294,941
Enterprise Products Operating LLC, Gtd. Notes	6.875%	03/01/33	55	69,410
Florida Gas Transmission Co. LLC, Sr. Unsec’d. Notes, 144A(a)	4.350%	07/15/25	11,675	12,408,691
Gulfstream Natural Gas System LLC, Sr. Unsec’d. Notes, 144A	5.950%	10/15/45	19,904	23,709,302
Kinder Morgan Energy Partners LP, Gtd. Notes	5.400%	09/01/44	878	912,785
Kinder Morgan Energy Partners LP, Gtd. Notes	6.500%	04/01/20	6,175	6,751,625
Kinder Morgan, Inc., Gtd. Notes	5.300%	12/01/34	3,079	3,214,558
Kinder Morgan, Inc., Gtd. Notes	5.550%	06/01/45	11,700	12,605,805
Magellan Midstream Partners LP, Sr. Unsec’d. Notes	4.200%	03/15/45	2,630	2,516,581

A1005

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Pipelines (cont’d.)
Magellan Midstream Partners LP, Sr. Unsec’d. Notes	5.150%	10/15/43	5,820	$6,449,568
MPLX LP, Sr. Unsec’d. Notes	4.000%	02/15/25	570	579,637
MPLX LP, Sr. Unsec’d. Notes	4.875%	12/01/24	6,200	6,680,888
Oleoducto Central SA (Colombia), Sr. Unsec’d. Notes, 144A	4.000%	05/07/21	1,300	1,344,200
ONEOK Partners LP, Gtd. Notes	6.200%	09/15/43	9,515	10,843,643
ONEOK Partners LP, Gtd. Notes	6.850%	10/15/37	1,742	2,143,237
ONEOK, Inc., Gtd. Notes	4.950%	07/13/47	9,810	9,835,911
Phillips 66 Partners LP, Sr. Unsec’d. Notes	3.550%	10/01/26	11,680	11,426,730
Phillips 66 Partners LP, Sr. Unsec’d. Notes	4.680%	02/15/45	500	483,911
Phillips 66 Partners LP, Sr. Unsec’d. Notes	4.900%	10/01/46	6,500	6,505,674
Plains All American Pipeline LP/PAA Finance Corp., Sr. Unsec’d. Notes(a)	4.500%	12/15/26	2,500	2,537,275
Plains All American Pipeline LP/PAA Finance Corp., Sr. Unsec’d. Notes	4.700%	06/15/44	6,500	5,881,922
Southern Natural Gas Co. LLC, Sr. Unsec’d. Notes, 144A	4.800%	03/15/47	1,250	1,362,795
Spectra Energy Partners LP, Sr. Unsec’d. Notes	4.500%	03/15/45	8,670	8,733,625
Spectra Energy Partners LP, Sr. Unsec’d. Notes	5.950%	09/25/43	525	626,420
Sunoco Logistics Partners Operations LP, Gtd. Notes	5.350%	05/15/45	1,875	1,873,735
Western Gas Partners LP, Sr. Unsec’d. Notes	3.950%	06/01/25	4,925	4,947,833
Western Gas Partners LP, Sr. Unsec’d. Notes(a)	5.450%	04/01/44	3,175	3,362,080
Williams Partners LP, Sr. Unsec’d. Notes	3.750%	06/15/27	16,760	16,735,743
Williams Partners LP, Sr. Unsec’d. Notes	4.300%	03/04/24	9,900	10,443,727
Williams Partners LP, Sr. Unsec’d. Notes	4.900%	01/15/45	7,600	7,686,678
Williams Partners LP, Sr. Unsec’d. Notes	5.100%	09/15/45	19,899	20,915,676
Williams Partners LP, Sr. Unsec’d. Notes	5.400%	03/04/44	4,950	5,338,092

				293,557,934

Real Estate — 0.1%
Ontario Teachers’ Cadillac Fairview Properties Trust (Canada), Sr. Unsec’d. Notes, 144A	3.875%	03/20/27	4,600	4,733,239

Real Estate Investment Trusts (REITs) — 2.0%
Brixmor Operating Partnership LP, Sr. Unsec’d. Notes	3.650%	06/15/24	4,850	4,825,915
Brixmor Operating Partnership LP, Sr. Unsec’d. Notes	3.875%	08/15/22	3,372	3,474,191
Brixmor Operating Partnership LP, Sr. Unsec’d. Notes	3.900%	03/15/27	14,465	14,356,674
Crown Castle International Corp., Sr. Unsec’d. Notes	4.875%	04/15/22	8,073	8,767,740
DDR Corp., Sr. Unsec’d. Notes	3.500%	01/15/21	3,000	3,044,484
Digital Realty Trust LP, Gtd. Notes	3.400%	10/01/20	2,450	2,526,500
Equity Commonwealth, Sr. Unsec’d. Notes	5.875%	09/15/20	6,049	6,453,210
Essex Portfolio LP, Gtd. Notes	5.200%	03/15/21	2,000	2,159,392
Government Properties Income Trust, Sr. Unsec’d. Notes	3.750%	08/15/19	9,600	9,736,309
HCP, Inc., Sr. Unsec’d. Notes	4.000%	12/01/22	3,900	4,106,631
HCP, Inc., Sr. Unsec’d. Notes	4.000%	06/01/25	25,936	26,752,703
HCP, Inc., Sr. Unsec’d. Notes	4.200%	03/01/24	2,630	2,752,954
HCP, Inc., Sr. Unsec’d. Notes	4.250%	11/15/23	6,000	6,367,723
Mack-Cali Realty LP, Sr. Unsec’d. Notes	2.500%	12/15/17	7,773	7,777,030
Mack-Cali Realty LP, Sr. Unsec’d. Notes	3.150%	05/15/23	14,576	13,845,224
Mack-Cali Realty LP, Sr. Unsec’d. Notes	4.500%	04/18/22	4,311	4,434,840

A1006

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Real Estate Investment Trusts (REITs) (cont’d.)
Realty Income Corp., Sr. Unsec’d. Notes	3.875%	07/15/24	3,050	$3,147,340
Realty Income Corp., Sr. Unsec’d. Notes	4.125%	10/15/26	1,550	1,605,251
Realty Income Corp., Sr. Unsec’d. Notes	4.650%	08/01/23	1,530	1,662,975
Select Income REIT, Sr. Unsec’d. Notes	2.850%	02/01/18	15,300	15,334,884
Select Income REIT, Sr. Unsec’d. Notes	4.150%	02/01/22	8,250	8,382,493
Welltower, Inc., Sr. Unsec’d. Notes	4.250%	04/01/26	4,085	4,318,716
Weyerhaeuser Co., Sr. Unsec’d. Notes	4.625%	09/15/23	5,000	5,447,467
Weyerhaeuser Co., Sr. Unsec’d. Notes	6.950%	10/01/27	2,068	2,584,498
Weyerhaeuser Co., Sr. Unsec’d. Notes	7.375%	03/15/32	14,248	19,765,477
Weyerhaeuser Co., Sr. Unsec’d. Notes	8.500%	01/15/25	3,500	4,609,001

				188,239,622

Retail — 3.4%
Alimentation Couche-Tard, Inc. (Canada), Gtd. Notes, 144A.	3.550%	07/26/27	20,000	20,168,560
Bed Bath & Beyond, Inc., Sr. Unsec’d. Notes	5.165%	08/01/44	6,800	5,929,561
Brinker International, Inc., Gtd. Notes, 144A	5.000%	10/01/24	17,675	17,520,344
CVS Health Corp., Sr. Unsec’d. Notes	2.875%	06/01/26	11,045	10,670,243
CVS Health Corp., Sr. Unsec’d. Notes	3.375%	08/12/24	1,150	1,175,044
CVS Health Corp., Sr. Unsec’d. Notes	3.500%	07/20/22	5,230	5,440,648
CVS Health Corp., Sr. Unsec’d. Notes	3.875%	07/20/25	1,178	1,228,669
CVS Health Corp., Sr. Unsec’d. Notes	4.125%	05/15/21	550	580,951
CVS Health Corp., Sr. Unsec’d. Notes	5.125%	07/20/45	36,765	42,281,722
CVS Health Corp., Sr. Unsec’d. Notes	5.300%	12/05/43	17,195	20,101,831
Home Depot, Inc. (The), Sr. Unsec’d. Notes	3.500%	09/15/56	1,105	1,018,958
Home Depot, Inc. (The), Sr. Unsec’d. Notes	4.200%	04/01/43	5,422	5,779,825
Home Depot, Inc. (The), Sr. Unsec’d. Notes	4.250%	04/01/46	9,395	10,114,697
Home Depot, Inc. (The), Sr. Unsec’d. Notes	4.400%	03/15/45	15,945	17,553,100
Home Depot, Inc. (The), Sr. Unsec’d. Notes	5.875%	12/16/36	8,382	10,887,454
L Brands, Inc., Gtd. Notes	5.625%	02/15/22	8,575	9,152,955
L Brands, Inc., Gtd. Notes(a)	5.625%	10/15/23	977	1,039,284
L Brands, Inc., Gtd. Notes	7.000%	05/01/20	7,300	8,030,000
Lowe’s Cos., Inc., Sr. Unsec’d. Notes	3.700%	04/15/46	9,060	8,788,685
Lowe’s Cos., Inc., Sr. Unsec’d. Notes	4.250%	09/15/44	6,660	6,961,778
Lowe’s Cos., Inc., Sr. Unsec’d. Notes	4.375%	09/15/45	6,035	6,433,079
Macy’s Retail Holdings, Inc., Gtd. Notes(a)	2.875%	02/15/23	6,000	5,658,211
Macy’s Retail Holdings, Inc., Gtd. Notes(a)	3.875%	01/15/22	1,460	1,463,633
Macy’s Retail Holdings, Inc., Gtd. Notes	4.300%	02/15/43	8,994	7,253,258
Macy’s Retail Holdings, Inc., Gtd. Notes	5.125%	01/15/42	1,875	1,676,280
McDonald’s Corp., Sr. Unsec’d. Notes, MTN	4.450%	03/01/47	14,400	15,244,281
McDonald’s Corp., Sr. Unsec’d. Notes, MTN	4.875%	12/09/45	23,100	26,003,413
Target Corp., Sr. Unsec’d. Notes	3.500%	07/01/24	12,150	12,711,191
Target Corp., Sr. Unsec’d. Notes(a)	3.625%	04/15/46	14,935	14,052,431
Target Corp., Sr. Unsec’d. Notes	6.350%	11/01/32	4,075	5,256,303
Wal-Mart Stores, Inc., Sr. Unsec’d. Notes(a)	4.300%	04/22/44	16,705	18,399,935
Wal-Mart Stores, Inc., Sr. Unsec’d. Notes	4.750%	10/02/43	2,000	2,331,275
Wal-Mart Stores, Inc., Sr. Unsec’d. Notes	5.625%	04/15/41	985	1,277,619

				322,185,218

Semiconductors — 0.8%
Applied Materials, Inc., Sr. Unsec’d. Notes	5.100%	10/01/35	10,265	12,078,877
Broadcom Corp./Broadcom Cayman Finance Ltd., Gtd. Notes, 144A	3.875%	01/15/27	32,680	33,659,428
Maxim Integrated Products, Inc., Sr. Unsec’d. Notes	2.500%	11/15/18	4,000	4,024,378
Micron Technology, Inc., Sr. Unsec’d. Notes	5.500%	02/01/25	2,625	2,798,906

A1007

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Semiconductors (cont’d.)
NXP BV/NXP Funding LLC (Netherlands), Gtd. Notes, 144A.	4.125%	06/01/21	5,000	$5,231,250
QUALCOMM, Inc., Sr. Unsec’d. Notes	4.300%	05/20/47	16,510	16,874,186
Sensata Technologies BV, Gtd. Notes, 144A	5.000%	10/01/25	2,500	2,635,125

				77,302,150

Software — 3.0%
CA, Inc., Sr. Unsec’d. Notes	3.600%	08/01/20	5,000	5,146,884
Electronic Arts, Inc., Sr. Unsec’d. Notes	3.700%	03/01/21	4,070	4,238,567
Fidelity National Information Services, Inc., Sr. Unsec’d. Notes.	3.000%	08/15/26	12,967	12,586,251
Fidelity National Information Services, Inc., Sr. Unsec’d. Notes.	3.625%	10/15/20	7,807	8,129,571
Fiserv, Inc., Sr. Unsec’d. Notes	2.700%	06/01/20	1,177	1,190,610
Microsoft Corp., Sr. Unsec’d. Notes	3.700%	08/08/46	36,445	36,752,624
Microsoft Corp., Sr. Unsec’d. Notes	3.750%	02/12/45	6,500	6,595,134
Microsoft Corp., Sr. Unsec’d. Notes	3.950%	08/08/56	44,050	45,392,560
Microsoft Corp., Sr. Unsec’d. Notes	4.450%	11/03/45	9,049	10,191,097
Microsoft Corp., Sr. Unsec’d. Notes	4.500%	02/06/57	52,050	58,899,599
Oracle Corp., Sr. Unsec’d. Notes	2.500%	10/15/22	1,500	1,511,005
Oracle Corp., Sr. Unsec’d. Notes	3.900%	05/15/35	7,366	7,724,935
Oracle Corp., Sr. Unsec’d. Notes	4.000%	07/15/46	29,360	30,379,033
Oracle Corp., Sr. Unsec’d. Notes	4.125%	05/15/45	1,300	1,356,401
Oracle Corp., Sr. Unsec’d. Notes	4.300%	07/08/34	12,200	13,331,696
Oracle Corp., Sr. Unsec’d. Notes	4.375%	05/15/55	36,910	39,541,377

				282,967,344

Telecommunications — 5.2%
America Movil SAB de CV (Mexico), Gtd. Notes	6.125%	03/30/40	3,020	3,682,657
AT&T, Inc., Sr. Unsec’d. Notes	3.950%	01/15/25	3,085	3,168,661
AT&T, Inc., Sr. Unsec’d. Notes	4.350%	06/15/45	44,149	40,520,866
AT&T, Inc., Sr. Unsec’d. Notes	4.500%	05/15/35	22,285	22,001,689
AT&T, Inc., Sr. Unsec’d. Notes	4.500%	03/09/48	4,049	3,734,964
AT&T, Inc., Sr. Unsec’d. Notes	4.550%	03/09/49	30,631	28,250,189
AT&T, Inc., Sr. Unsec’d. Notes	4.800%	06/15/44	9,273	9,021,623
AT&T, Inc., Sr. Unsec’d. Notes	5.150%	03/15/42	14,670	14,826,501
AT&T, Inc., Sr. Unsec’d. Notes	5.250%	03/01/37	39,020	41,063,761
AT&T, Inc., Sr. Unsec’d. Notes	5.300%	08/14/58	66,525	67,247,132
AT&T, Inc., Sr. Unsec’d. Notes	5.350%	09/01/40	277	291,102
AT&T, Inc., Sr. Unsec’d. Notes	6.000%	08/15/40	11,165	12,575,222
British Telecommunications PLC (United Kingdom), Sr. Unsec’d. Notes	9.125%	12/15/30	1,675	2,534,972
Deutsche Telekom International Finance BV (Germany), Gtd. Notes	8.750%	06/15/30	1,000	1,468,658
Motorola Solutions, Inc., Sr. Unsec’d. Notes	3.750%	05/15/22	7,000	7,224,545
Qwest Corp., Sr. Unsec’d. Notes	6.750%	12/01/21	5,000	5,459,917
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC, Asset-Backed, 144A	3.360%	03/20/23	40,000	40,600,000
Verizon Communications, Inc., Sr. Unsec’d. Notes	4.400%	11/01/34	677	677,432
Verizon Communications, Inc., Sr. Unsec’d. Notes	4.500%	08/10/33	27,325	27,996,922
Verizon Communications, Inc., Sr. Unsec’d. Notes	4.522%	09/15/48	37,497	36,303,525
Verizon Communications, Inc., Sr. Unsec’d. Notes	4.672%	03/15/55	1,329	1,266,002

A1008

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Telecommunications (cont’d.)
Verizon Communications, Inc., Sr. Unsec’d. Notes	5.012%	04/15/49	16,967	$17,347,310
Verizon Communications, Inc., Sr. Unsec’d. Notes	5.012%	08/21/54	64,376	64,563,984
Verizon Communications, Inc., Sr. Unsec’d. Notes	5.250%	03/16/37	31,986	35,077,000

				486,904,634

Textiles — 0.1%
Cintas Corp. No. 2, Gtd. Notes	2.900%	04/01/22	2,860	2,913,550
Cintas Corp. No. 2, Gtd. Notes	3.700%	04/01/27	2,855	2,981,834

				5,895,384

Transportation — 2.3%
Burlington Northern Santa Fe LLC, Sr. Unsec’d. Notes	4.375%	09/01/42	7,480	8,142,206
Burlington Northern Santa Fe LLC, Sr. Unsec’d. Notes	4.400%	03/15/42	10,600	11,534,551
Burlington Northern Santa Fe LLC, Sr. Unsec’d. Notes	4.450%	03/15/43	14,000	15,305,160
Burlington Northern Santa Fe LLC, Sr. Unsec’d. Notes	4.550%	09/01/44	2,455	2,722,832
Burlington Northern Santa Fe LLC, Sr. Unsec’d. Notes	4.700%	09/01/45	4,600	5,185,531
Burlington Northern Santa Fe LLC, Sr. Unsec’d. Notes	5.150%	09/01/43	8,788	10,457,127
Burlington Northern Santa Fe LLC, Sr. Unsec’d. Notes	7.950%	08/15/30	6,950	9,998,656
Canadian National Railway Co. (Canada), Sr. Unsec’d. Notes	4.500%	11/07/43	2,000	2,215,823
Canadian National Railway Co. (Canada), Sr. Unsec’d. Notes	6.250%	08/01/34	500	658,304
Canadian Pacific Railway Co. (Canada), Sr. Unsec’d. Notes	4.800%	09/15/35	3,970	4,482,631
Canadian Pacific Railway Co. (Canada), Sr. Unsec’d. Notes	5.750%	03/15/33	1,775	2,102,278
Canadian Pacific Railway Co. (Canada), Sr. Unsec’d. Notes	6.125%	09/15/2115	14,400	18,318,440
CSX Corp., Sr. Unsec’d. Notes	3.350%	11/01/25	16,500	16,810,992
CSX Corp., Sr. Unsec’d. Notes	3.400%	08/01/24	2,435	2,497,309
CSX Corp., Sr. Unsec’d. Notes	4.250%	11/01/66	7,995	7,641,131
CSX Corp., Sr. Unsec’d. Notes	4.500%	08/01/54	10,400	10,600,770
CSX Corp., Sr. Unsec’d. Notes	4.750%	05/30/42	5,000	5,437,185
CSX Corp., Sr. Unsec’d. Notes	5.500%	04/15/41	2,682	3,190,961
CSX Corp., Sr. Unsec’d. Notes	6.150%	05/01/37	1,000	1,279,888
CSX Corp., Sr. Unsec’d. Notes	6.220%	04/30/40	531	687,362
FedEx Corp., Gtd. Notes	4.100%	04/15/43	825	823,043
FedEx Corp., Gtd. Notes	4.500%	02/01/65	2,115	2,113,159
FedEx Corp., Gtd. Notes	4.550%	04/01/46	10,980	11,694,523
FedEx Corp., Gtd. Notes	4.900%	01/15/34	1,950	2,189,772
FedEx Corp., Gtd. Notes(a)	5.100%	01/15/44	10,525	11,880,566
Kansas City Southern, Gtd. Notes	4.950%	08/15/45	10,000	11,130,823
Norfolk Southern Corp., Sr. Unsec’d. Notes	3.950%	10/01/42	1,140	1,136,979
Norfolk Southern Corp., Sr. Unsec’d. Notes, 144A	4.050%	08/15/52	1,585	1,552,422
Norfolk Southern Corp., Sr. Unsec’d. Notes	4.800%	08/15/43	2,275	2,567,035
Norfolk Southern Corp., Sr. Unsec’d. Notes	4.837%	10/01/41	1,080	1,213,761

A1009

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Transportation (cont’d.)
Norfolk Southern Corp., Sr. Unsec’d. Notes	5.590%	05/17/25	3,000	$3,442,321
Norfolk Southern Corp., Sr. Unsec’d. Notes	6.000%	03/15/2105	1,660	2,025,472
Union Pacific Corp., Sr. Unsec’d. Notes	3.875%	02/01/55	4,805	4,742,615
Union Pacific Corp., Sr. Unsec’d. Notes	4.050%	11/15/45	1,705	1,781,245
Union Pacific Corp., Sr. Unsec’d. Notes	4.250%	04/15/43	275	293,327
Union Pacific Corp., Sr. Unsec’d. Notes	4.300%	06/15/42	1,125	1,194,240
Union Pacific Corp., Sr. Unsec’d. Notes	4.375%	11/15/65	1,800	1,913,324
United Parcel Service, Inc., Sr. Unsec’d. Notes(a)	3.400%	11/15/46	16,690	15,790,480

				216,754,244

Trucking & Leasing — 0.1%
Penske Truck Leasing Co. LP/PTL Finance Corp., Sr. Unsec’d. Notes, 144A	4.200%	04/01/27	7,820	8,201,531

Water — 0.2%
American Water Capital Corp., Sr. Unsec’d. Notes	3.750%	09/01/47	14,310	14,254,871
Aquarion Co., Sr. Unsec’d. Notes, 144A	4.000%	08/15/24	5,000	5,223,315

				19,478,186

TOTAL CORPORATE BONDS (cost $7,981,280,476)				8,309,479,657

FOREIGN GOVERNMENT BONDS — 0.0%
Mexico Government International Bond (Mexico), Sr. Unsec’d. Notes, MTN	4.750%	03/08/44	500	515,250
Mexico Government International Bond (Mexico), Sr. Unsec’d. Notes, MTN	5.550%	01/21/45	2,400	2,758,800
Saudi Government International Bond (Saudi Arabia), Sr. Unsec’d. Notes, MTN, 144A	2.375%	10/26/21	1,750	1,726,375

TOTAL FOREIGN GOVERNMENT BONDS (cost $4,637,568)				5,000,425

MUNICIPAL BONDS — 1.4%

California — 0.4%
Bay Area Toll Authority, Revenue Bonds, BABs	6.263%	04/01/49	7,300	10,470,973
Los Angeles Department of Water & Power, Revenue Bonds, BABs	6.008%	07/01/39	1,050	1,348,274
Los Angeles Department of Water & Power, Revenue Bonds, BABs	6.574%	07/01/45	3,595	5,316,933
Los Angeles Department of Water & Power, Revenue Bonds, BABs	6.603%	07/01/50	8,000	11,981,840
State of California, General Obligation Unlimited, BABs	7.300%	10/01/39	815	1,195,670
State of California, General Obligation Unlimited, BABs	7.350%	11/01/39	2,560	3,760,639
State of California, General Obligation Unlimited, BABs	7.500%	04/01/34	1,200	1,744,439
State of California, General Obligation Unlimited, BABs	7.550%	04/01/39	2,040	3,137,111
State of California, General Obligation Unlimited, BABs	7.625%	03/01/40	1,480	2,265,643

				41,221,522

A1010

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value
MUNICIPAL BONDS (Continued)

District of Columbia — 0.1%
District of Columbia Water & Sewer Authority, Revenue Bonds	4.814%	10/01/2114	5,000	$5,535,750
District of Columbia Water & Sewer Authority, Revenue Bonds, BABs	5.522%	10/01/44	3,000	3,747,420

				9,283,170

Illinois — 0.0%
Illinois State Toll Highway Authority, Revenue Bonds, BABs	5.851%	12/01/34	600	756,942

Missouri — 0.2%
Health & Educational Facilities Authority of the State of Missouri, Revenue Bonds	3.652%	08/15/57	19,000	18,837,170
Missouri Highway & Transportation Commission, Revenue Bonds, BABs	5.445%	05/01/33	325	386,877

				19,224,047

New Jersey — 0.3%
New Jersey Turnpike Authority, Revenue Bonds, BABs	7.102%	01/01/41	10,685	15,616,769
New Jersey Turnpike Authority, Revenue Bonds, BABs	7.414%	01/01/40	5,940	8,954,906

				24,571,675

New York — 0.0%
New York City Transitional Finance Authority Future Tax Secured Revenue, Revenue Bonds, BABs	5.767%	08/01/36	1,150	1,422,953
Port Authority of New York & New Jersey, Revenue Bonds	5.647%	11/01/40	500	644,365

				2,067,318

Ohio — 0.1%
Ohio State University (The), Revenue Bonds	4.048%	12/01/56	8,300	8,498,536
Ohio State University (The), Revenue Bonds	4.800%	06/01/2111	1,300	1,411,072

				9,909,608

Pennsylvania — 0.1%
Pennsylvania Turnpike Commission, Revenue Bonds, BABs	6.105%	12/01/39	7,575	10,075,508

South Carolina — 0.0%
South Carolina Public Service Authority, Revenue Bonds	5.784%	12/01/41	1,000	1,171,070

Texas — 0.2%
North Texas Tollway Authority, Revenue Bonds, BABs	6.718%	01/01/49	3,500	5,187,420
University of Texas System (The), Revenue Bonds	3.852%	08/15/46	8,525	9,099,585

				14,287,005

TOTAL MUNICIPAL BONDS (cost $124,942,349)				132,567,865

A1011

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. TREASURY OBLIGATIONS — 0.1%
U.S. Treasury Bonds	3.000%	05/15/47	4,575	$4,707,604
U.S. Treasury Notes	1.625%	08/31/22	3,815	3,762,544

TOTAL U.S. TREASURY OBLIGATIONS (cost $8,468,404)				8,470,148

			Shares
PREFERRED STOCKS — 0.3%

Capital Markets — 0.1%
State Street Corp., 5.350%			335,000	9,118,700

Electric — 0.2%
SCE Trust V, 5.450%			565,000	15,763,500

TOTAL PREFERRED STOCKS (cost $22,500,000)				24,882,200

TOTAL LONG-TERM INVESTMENTS (cost $9,012,348,088)				9,350,039,905

SHORT-TERM INVESTMENTS — 2.1%

AFFILIATED MUTUAL FUNDS
Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund(w)			3,265,208	3,265,208
Prudential Investment Portfolios 2 - Prudential Institutional Money Market Fund (cost $194,021,276; includes $193,783,294 of cash collateral for securities on loan)(b)(w)			194,001,876	194,021,276

TOTAL SHORT-TERM INVESTMENTS (cost $197,286,484)				197,286,484

A1012

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Value
TOTAL INVESTMENTS — 101.0% (cost $9,209,634,572)	$9,547,326,389
Liabilities in excess of other assets(z) — (1.0)%	(91,165,425)

NET ASSETS — 100.0%	$9,456,160,964

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

#	Principal amount is shown in U.S. dollars unless otherwise stated.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $189,520,791; cash collateral of $193,783,294 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.

(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at September 30, 2017.

(f)	Indicates a restricted security; the aggregate original cost of such securities is $85,791,049. The aggregate value of $88,585,157 is 0.9% of net assets.

(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.

(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund and Prudential Institutional Money Market Fund.

(z)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts outstanding at September 30, 2017:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
415	2 Year U.S. Treasury Notes	Dec. 2017	$89,731,609	$89,516,797	$(214,812)
5,336	5 Year U.S. Treasury Notes	Dec. 2017	630,847,164	626,980,000	(3,867,164)
3,983	20 Year U.S. Treasury Bonds	Dec. 2017	617,346,390	608,652,187	(8,694,203)

					(12,776,179)

Short Positions:
1,642	10 Year U.S. Treasury Notes	Dec. 2017	207,108,047	205,763,125	1,344,922

5,594	30 Year U.S. Ultra Treasury Bonds	Dec. 2017	937,410,953	923,709,250	13,701,703

					15,046,625

					$2,270,446

Cash of $12,010,000 has been segregated with Citigroup Global Markets to cover requirements for open futures contracts at September 30, 2017.

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2017 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Bank Loan	$—	$25,008,925	$—
Commercial Mortgage-Backed Securities	—	844,630,685	—
Corporate Bonds	—	8,309,479,657	—
Foreign Government Bonds	—	5,000,425	—
Municipal Bonds	—	132,567,865	—
U.S. Treasury Obligations	—	8,470,148	—
Preferred Stocks	24,882,200	—	—
Affiliated Mutual Funds	197,286,484	—	—

A1013

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Other Financial Instruments*
Futures Contracts	$2,270,446	$—	$—

Total	$224,439,130	$9,325,157,705	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

A1014

AST NEUBERGER BERMAN LONG/SHORT PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 83.7%

COMMON STOCKS — 77.2%
Aerospace & Defense — 3.3%
General Dynamics Corp.	1,300	$267,254
Raytheon Co.	1,050	195,909
Wesco Aircraft Holdings, Inc.*	14,370	135,078

		598,241

Air Freight & Logistics — 0.4%
Expeditors International of Washington, Inc.	1,100	65,846

Airlines — 1.3%
Delta Air Lines, Inc.	5,000	241,100

Banks — 3.1%
JPMorgan Chase & Co.	3,800	362,938
U.S. Bancorp	3,871	207,447

		570,385

Beverages — 0.7%
PepsiCo, Inc.	1,120	124,802

Biotechnology — 2.0%
Celgene Corp.*	970	141,445
Gilead Sciences, Inc.	2,750	222,805

		364,250

Capital Markets — 5.3%
BlackRock, Inc.	343	153,352
Brookfield Asset Management, Inc. (Canada) (Class A Stock)	6,450	266,385
CF Corp. (Class A Stock)*	16,350	183,120
CME Group, Inc.	1,760	238,797
Goldman Sachs Group, Inc. (The)	510	120,967

		962,621

Chemicals — 1.8%
Ashland Global Holdings, Inc.	2,270	148,435
PPG Industries, Inc.	600	65,196
Valvoline, Inc.	5,133	120,369

		334,000

Construction & Engineering — 0.6%
Valmont Industries, Inc.	721	113,990

Consumer Finance — 0.7%
Synchrony Financial	4,190	130,099

Electric Utilities — 2.9%
Brookfield Infrastructure Partners LP (Canada)	9,400	405,515
NextEra Energy, Inc.	800	117,240

		522,755

Electronic Equipment, Instruments & Components — 2.3%
Amphenol Corp. (Class A Stock)	1,478	125,098
CDW Corp.	4,350	287,100

		412,198

Energy Equipment & Services — 1.2%
Schlumberger Ltd.	3,012	210,117

Equity Real Estate Investment Trusts (REITs) — 1.0%
SBA Communications Corp.*	602	86,718
Weyerhaeuser Co.	2,892	98,415

		185,133

	Shares	Value
COMMON STOCKS (Continued)
Food & Staples Retailing — 2.6%
Costco Wholesale Corp.	1,040	$170,862
CVS Health Corp.	2,400	195,168
Sprouts Farmers Market, Inc.*	5,300	99,481

		465,511

Food Products — 3.0%
Conagra Brands, Inc.	10,291	347,218
Hain Celestial Group, Inc. (The)*	2,950	121,392
Pinnacle Foods, Inc.	1,250	71,463

		540,073

Health Care Equipment & Supplies — 2.6%
DENTSPLY SIRONA, Inc.	7,410	443,192
DexCom, Inc.*	800	39,140

		482,332

Health Care Providers & Services — 3.4%
DaVita, Inc.*	7,425	440,971
UnitedHealth Group, Inc.	896	175,482

		616,453

Hotels, Restaurants & Leisure — 2.4%
Marriott International, Inc. (Class A Stock)	986	108,716
McDonald’s Corp.	1,150	180,182
Starbucks Corp.	2,000	107,420
Wyndham Worldwide Corp.	416	43,851

		440,169

Household Durables — 0.4%
Lennar Corp. (Class A Stock)	1,500	79,200

Independent Power & Renewable Electricity Producers — 1.2%
Calpine Corp.*	3,850	56,788
NRG Energy, Inc.	6,300	161,217

		218,005

Internet & Direct Marketing Retail — 2.4%
Amazon.com, Inc.*	160	153,816
Expedia, Inc.	1,145	164,811
Priceline Group, Inc. (The)*	31	56,755
TripAdvisor, Inc.*	1,650	66,875

		442,257

Internet Software & Services — 4.5%
Alphabet, Inc. (Class A Stock)*	350	340,802
Alphabet, Inc. (Class C Stock)*	28	26,855
eBay, Inc.*	5,241	201,569
Facebook, Inc. (Class A Stock)*	1,425	243,490

		812,716

IT Services — 3.6%
PayPal Holdings, Inc.*	2,000	128,060
Visa, Inc. (Class A Stock)	3,300	347,292
WEX, Inc.*	1,690	189,652

		665,004

Life Sciences Tools & Services — 0.3%
PAREXEL International Corp.*	600	52,848

Machinery — 1.1%
Allison Transmission Holdings, Inc.	5,150	193,279

A1016

AST NEUBERGER BERMAN LONG/SHORT PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Mortgage Real Estate Investment Trusts (REITs) — 0.4%
Starwood Property Trust, Inc.	3,423	$74,348

Multi-Utilities — 0.5%
WEC Energy Group, Inc.	1,400	87,892

Oil, Gas & Consumable Fuels — 3.8%
Cabot Oil & Gas Corp.	6,550	175,212
Cheniere Energy, Inc.*	1,850	83,324
Enbridge, Inc. (Canada)	10,375	434,090

		692,626

Pharmaceuticals — 0.6%
Bristol-Myers Squibb Co.	1,745	111,226

Professional Services — 4.0%
Advisory Board Co. (The)*	1,700	91,163
IHS Markit Ltd.*	9,350	412,148
Verisk Analytics, Inc.*	2,786	231,767

		735,078

Real Estate Management & Development — 0.3%
Five Point Holdings LLC (Class A Stock)*	3,750	51,150

Road & Rail — 0.9%
Norfolk Southern Corp.	1,300	171,912

Semiconductors & Semiconductor Equipment — 1.0%
Analog Devices, Inc.	200	17,234
ASML Holding NV (Netherlands)	983	168,290

		185,524

Software — 0.5%
Microsoft Corp.	1,250	93,112

Specialty Retail — 4.3%
Asbury Automotive Group, Inc.*	1,080	65,988
Home Depot, Inc. (The)	2,630	430,163
Party City Holdco, Inc.*	8,150	110,432
Tractor Supply Co.	2,900	183,541

		790,124

Technology Hardware, Storage & Peripherals — 1.7%
Apple, Inc.	1,490	229,639
Western Digital Corp.	950	82,080

		311,719

Textiles, Apparel & Luxury Goods — 2.5%
Lululemon Athletica, Inc.*	1,300	80,925
PVH Corp.	2,900	365,574

		446,499

Tobacco — 0.4%
Philip Morris International, Inc.	720	79,927

Trading Companies & Distributors — 1.5%
HD Supply Holdings, Inc.*	7,350	265,114

Water Utilities — 0.7%
American Water Works Co., Inc.	1,600	129,456

TOTAL COMMON STOCKS (cost $12,007,324)		14,069,091

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CONVERTIBLE BONDS — 0.5%
Pharmaceuticals — 0.4%
Impax Laboratories, Inc.,
Sr. Unsec’d. Notes
2.000%	06/15/22	80	$71,900

Semiconductors — 0.1%
MagnaChip Semiconductor SA (South Korea),
Gtd. Notes, 144A
5.000%	03/01/21	20	30,375

TOTAL CONVERTIBLE BONDS (cost $85,456)			102,275

CORPORATE BONDS — 6.0%
Commercial Services — 0.6%
APX Group, Inc.,
Gtd. Notes
8.750%	12/01/20	65	67,031
Prime Security Services Borrower LLC/Prime Finance, Inc.,
Sec’d. Notes, 144A
9.250%	05/15/23	45	49,660

			116,691

Healthcare-Services — 0.6%
DaVita, Inc.,
Gtd. Notes
5.750%	08/15/22	50	51,250
HCA, Inc.,
Sr. Sec’d. Notes
5.875%	03/15/22	55	60,913

			112,163

Household Products/Wares — 0.2%
Kronos Acquisition Holdings, Inc. (Canada),
Gtd. Notes, 144A
9.000%	08/15/23	32	31,200

Oil & Gas — 0.5%
Endeavor Energy Resources LP/EER Finance, Inc.,
Sr. Unsec’d. Notes, 144A
8.125%	09/15/23	85	91,375

Pipelines — 0.7%
NGPL PipeCo LLC,
Sr. Unsec’d. Notes, 144A
4.375%	08/15/22	5	5,188
7.768%	12/15/37	80	99,600
Niska Gas Storage Ltd./Niska Gas Storage Canada Finance Corp.,
Gtd. Notes
6.500%	04/01/19	23	23,403

			128,191

Retail — 3.0%
PetSmart, Inc.,
Gtd. Notes, 144A
7.125%	03/15/23	140	109,172
8.875%	06/01/25	292	232,286
Sr. Sec’d. Notes, 144A
5.875%	06/01/25	125	109,062

A1017

AST NEUBERGER BERMAN LONG/SHORT PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Retail (cont’d.)
Rite Aid Corp.,
Gtd. Notes
6.750%	06/15/21	45	$46,562
9.250%	03/15/20	50	51,563

			548,645

Semiconductors — 0.4%
MagnaChip Semiconductor Corp. (South Korea),
Sr. Unsec’d. Notes
6.625%	07/15/21	65	62,075

TOTAL CORPORATE BONDS (cost $1,146,457)			1,090,340

TOTAL LONG-TERM INVESTMENTS (cost $13,239,237)			15,261,706

		Shares
SHORT-TERM INVESTMENTS — 8.8%
UNAFFILIATED FUND — 8.6%
BlackRock Liquidity Funds FedFund Portfolio (cost $1,571,453) 1,571,453			1,571,453

OPTIONS PURCHASED* — 0.2% (cost $27,082)			22,924

TOTAL SHORT-TERM INVESTMENTS (cost $1,598,535)			1,594,377

TOTAL INVESTMENTS, BEFORE SECURITIES SOLD SHORT AND OPTIONS WRITTEN — 92.5% (cost $14,837,772)			16,856,083

SECURITIES SOLD SHORT — (18.7)%
COMMON STOCKS — (14.4)%
Aerospace & Defense — (0.3)%
Hexcel Corp.		350	(20,097)
Lockheed Martin Corp.		100	(31,029)

			(51,126)

Auto Components — (0.3)%
BorgWarner, Inc.		1,100	(56,353)

Automobiles — (0.1)%
Harley-Davidson, Inc.		500	(24,105)

Banks — (0.6)%
CIT Group, Inc.		2,100	(103,005)

Capital Markets — (0.5)%
Federated Investors, Inc. (Class B Stock)		2,950	(87,615)

Commercial Services & Supplies — (0.6)%
Ritchie Bros. Auctioneers, Inc. (Canada)		3,250	(102,765)

Consumer Finance — (0.3)%
Capital One Financial Corp.		636	(53,844)

Distributors — (0.1)%
Pool Corp.		250	(27,043)

Diversified Consumer Services — (0.2)%
H&R Block, Inc.		1,400	(37,072)

Diversified Telecommunication Services — (0.4)%
AT&T, Inc.		1,750	(68,547)

	Shares	Value
SECURITIES SOLD SHORT (Continued)
COMMON STOCKS (Continued)
Electric Utilities — (0.5)%
Southern Co. (The)	1,700	$(83,538)

Energy Equipment & Services — (0.5)%
Core Laboratories NV	850	(83,895)

Equity Real Estate Investment Trusts (REITs) — (0.4)%
Lamar Advertising Co. (Class A Stock)	1,100	(75,383)

Food & Staples Retailing — (0.4)%
Kroger Co. (The)	1,200	(24,072)
United Natural Foods, Inc.*	1,000	(41,590)

		(65,662)

Food Products — (0.3)%
General Mills, Inc.	500	(25,880)
Kellogg Co.	550	(34,304)

		(60,184)

Health Care Equipment & Supplies — (1.3)%
Abbott Laboratories	875	(46,690)
Align Technology, Inc.*	150	(27,941)
Becton, Dickinson and Co.	500	(97,975)
Straumann Holding AG (Switzerland)	106	(68,170)

		(240,776)

Health Care Providers & Services — (0.1)%
HCA Healthcare, Inc.*	200	(15,918)

Hotels, Restaurants & Leisure — (0.7)%
Chipotle Mexican Grill, Inc.*	160	(49,253)
Chuy’s Holdings, Inc.*	300	(6,315)
DineEquity, Inc.	575	(24,714)
Texas Roadhouse, Inc.	950	(46,683)

		(126,965)

Household Durables — (0.6)%
Newell Brands, Inc.	600	(25,602)
Tempur Sealy International, Inc.*	1,300	(83,876)

		(109,478)

Insurance — (0.2)%
Fidelity & Guaranty Life	1,100	(34,155)

IT Services — (1.4)%
Automatic Data Processing, Inc.	500	(54,660)
CGI Group, Inc. (Canada) (Class A Stock)*	1,220	(63,281)
Paychex, Inc.	800	(47,968)
Western Union Co. (The)	5,150	(98,880)

		(264,789)

Life Sciences Tools & Services — (0.5)%
Agilent Technologies, Inc.	620	(39,804)
Thermo Fisher Scientific, Inc.	250	(47,300)

		(87,104)

Machinery — (0.2)%
PACCAR, Inc.	520	(37,617)

Media — (0.2)%
CBS Corp. (Class B Stock)	800	(46,400)

Multiline Retail — (0.7)%
Dollar General Corp.	950	(76,997)

A1018

AST NEUBERGER BERMAN LONG/SHORT PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

	Shares	Value
SECURITIES SOLD SHORT (Continued)
COMMON STOCKS (Continued)
Multiline Retail (cont’d.)
Ollie’s Bargain Outlet Holdings, Inc.*	1,000	$(46,400)

		(123,397)

Multi-Utilities — (0.6)%
Consolidated Edison, Inc.	940	(75,839)
SCANA Corp.	700	(33,943)

		(109,782)

Oil, Gas & Consumable Fuels — (0.3)%
Tallgrass Energy Partners LP, MLP	1,200	(57,468)

Road & Rail — (0.3)%
CSX Corp.	1,000	(54,260)

Semiconductors & Semiconductor Equipment — (0.4)%
NVIDIA Corp.	400	(71,508)

Specialty Retail — (0.3)%
Group 1 Automotive, Inc.	158	(11,449)
Sonic Automotive, Inc. (Class A Stock)	1,800	(36,720)

		(48,169)

Technology Hardware, Storage & Peripherals — (0.2)%
Seagate Technology PLC	1,350	(44,780)

Textiles, Apparel & Luxury Goods — (0.9)%
Ralph Lauren Corp.	1,150	(101,533)
VF Corp.	1,000	(63,570)

		(165,103)

TOTAL COMMON STOCKS (proceeds received $2,506,433)		(2,617,806)

UNAFFILIATED EXCHANGE TRADED FUNDS — (4.3)%
Consumer Discretionary Select Sector SPDR Fund	1,766	(159,081)

	Shares	Value
UNAFFILIATED EXCHANGE TRADED FUNDS (Continued)
iShares Core S&P Small-Cap ETF	728	$(54,032)
iShares Russell 2000 ETF	274	(40,601)
iShares Russell Mid-Cap ETF	1,041	(205,233)
SPDR S&P Retail ETF	1,952	(81,535)
Utilities Select Sector SPDR Fund	2,378	(126,153)
Vanguard REIT ETF	1,400	(116,326)

TOTAL UNAFFILIATED EXCHANGE TRADED FUNDS (proceeds received $690,071)		(782,961)

TOTAL SECURITIES SOLD SHORT (proceeds received $3,196,504)		(3,400,767)

OPTIONS WRITTEN* — (0.2)% (premiums received $54,590)		(39,796)

TOTAL INVESTMENTS, NET OF SECURITIES SOLD SHORT AND OPTIONS WRITTEN — 73.6% (cost $11,586,678)		13,415,520
Other assets in excess of liabilities(z) — 26.4%		4,811,929

NET ASSETS — 100.0%		$18,227,449

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
(z)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end, with the exception of options which are included in net assets at market value:

Exchange Traded Options - Purchased:

Description	Call/ Put	Expiration Date	Strike Price	Contracts	Notional Amount (000)#	Value
Conagra Brands, Inc.	Call	12/15/17	$37.00	9	1	$225
Hain Celestial Group, Inc. (The)	Call	02/16/18	$48.00	17	2	2,312
HD Supply Holdings, Inc.	Call	12/15/17	$32.50	12	1	5,412
S&P 500 Index	Call	10/20/17	$2,550.00	2	—(r)	680
S&P 500 Index	Call	12/29/17	$2,550.00	3	—(r)	8,565
S&P 500 Index	Call	12/29/17	$2,600.00	5	1	5,100
Sprouts Farmers Market, Inc.	Call	12/15/17	$25.00	42	4	630

						$22,924

Exchange Traded Options - Written:

Description	Call/ Put	Expiration Date	Strike Price	Contracts	Notional Amount (000)#	Value
Ashland Global Holdings, Inc.	Call	10/20/17	$70.00	5	1	$(50)
Cabot Oil & Gas Corp.	Call	10/20/17	$27.00	17	2	(595)

A1019

AST NEUBERGER BERMAN LONG/SHORT PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Description	Call/ Put	Expiration Date	Strike Price	Contracts	Notional Amount (000)#	Value
Lululemon Athletica, Inc.	Call	12/15/17	$75.00	5	1	$(305)
Marriott International-CL	Call	11/17/17	$115.00	2	—(r)	(460)
Norfolk Southern Corp.	Call	12/15/17	$125.00	4	—(r)	(3,960)
PVH Corp.	Call	12/15/17	$140.00	4	—(r)	(580)
Synchrony Financial	Call	12/15/17	$32.00	13	1	(1,365)
Tesco PLC	Call	10/20/17	$60.00	2	—(r)	(680)
Valmont Industries, Inc.	Call	12/15/17	$165.00	2	—(r)	(645)
Ashland Global Holdings, Inc.	Put	10/20/17	$60.00	6	1	(60)
Calpine Corp.	Put	12/15/17	$13.00	35	4	(262)
Cheniere Energy, Inc.	Put	03/16/18	$42.50	15	2	(3,518)
Conagra Brands, Inc.	Put	12/15/17	$30.00	12	1	(330)
Enbridge Energy Partners LP	Put	01/19/18	$15.00	29	3	(1,305)
Equifax, Inc.	Put	01/19/18	$105.00	3	—(r)	(2,400)
Goldman Sachs Group, Inc.	Put	01/09/18	$200.00	1	—(r)	(169)
Hain Celestial Group, Inc. (The)	Put	02/16/18	$38.00	29	3	(5,510)
NRG Energy, Inc.	Put	01/19/18	$21.00	23	2	(1,610)
Party City Holdco, Inc.	Put	01/19/18	$12.50	29	3	(2,080)
Paypal Holdings, Inc.	Put	06/15/18	$50.00	11	1	(1,342)
Paypal Holdings, Inc.	Put	10/20/17	$55.00	8	1	(120)
S&P 500 Index	Put	12/29/17	$2,400.00	3	—(r)	(6,690)
Sprouts Farmers Market, Inc.	Put	12/15/17	$17.50	58	6	(4,930)
Valmont Industries, Inc.	Put	12/15/17	$140.00	3	—(r)	(330)
Visa, Inc. (Class A Shares)	Put	12/15/17	$97.50	5	1	(500)

						$(39,796)

(r) Notional amount is less than $500 par.

Futures contracts outstanding at September 30, 2017:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Short Positions:
1	NASDAQ 100 E-Mini Index	Dec. 2017	$119,970	$119,650	$320
6	Russell 2000 Mini Index	Dec. 2017	426,360	447,870	(21,510)
14	S&P 500 E-Mini Index	Dec. 2017	1,740,060	1,761,270	(21,210)
3	S&P Mid Cap 400 E-Mini Index	Dec. 2017	521,520	538,710	(17,190)

					$(59,590)

Cash of $102,000 has been segregated with Goldman Sachs & Co. to cover requirement for open futures contracts at September 30, 2017.

A1020

AST NEUBERGER BERMAN LONG/SHORT PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Total return swap agreements outstanding at September 30, 2017:

Counterparty	Termination Date	Long (Short) Notional Amount (000)#	Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(1)
OTC swap agreements:
Citigroup Global Markets	11/16/17	(82)	Pay quarterly fixed payments on IXRTR Index and receive quarterly variable payments based on 3 Month LIBOR minus 35bps	$772	$—	$772
Citigroup Global Markets	11/13/17	(609)	Pay quarterly fixed payments on S&P 500 Growth Index and receive quarterly variable payments based on 3 Month LIBOR minus 35bps	(4,357)	(924)	(3,433)
Citigroup Global Markets	3/28/19	(23)	Pay upon termination an amount based on Prospect Capital Corp. and receive monthly variable payments based on 1 Month LIBOR minus 200bps	(214)	—	(214)
Citigroup Global Markets	11/17/17	(15)	Pay upon termination an amount based on United Natural Foods, Inc. and receive quarterly variable payments based on 3 Month LIBOR minus 35bps	(2,318)	—	(2,318)
Goldman Sachs & Co.	3/14/18	(49)	Pay monthly fixed payments on GSCBNML3 Custom Index and receive monthly variable payments based on 1 Month LIBOR minus 290bps	1,208	—	1,208
Goldman Sachs & Co.	3/28/19	(12)	Pay upon termination an amount based on Prospect Capital Corp. and receive monthly variable payments based on 1 Month LIBOR minus 210bps	(109)	—	(109)
Goldman Sachs & Co.	3/28/19	(36)	Pay upon termination date fixed payments on GSCBNIN3 Custom Index and receive monthly variable payments based on 1 Month LIBOR minus 85bps	(928)	—	(928)
Goldman Sachs & Co.	1/28/19	(190)	Pay upon termination date on Russell Midcap Index Total Return and receive monthly variable payments based on 1 Month LIBOR minus 55bps	(2,650)	—	(2,650)

				$(8,596)	$(924)	$(7,672)

(1)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

A1021

AST NEUBERGER BERMAN LONG/SHORT PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

The following is a summary of the inputs used as of September 30, 2017 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$14,069,091	$—	$—
Convertible Bonds	—	102,275	—
Corporate Bonds	—	1,090,340	—
Unaffiliated Fund	1,571,453	—	—
Options Purchased	22,924	—	—
Common Stocks - Short	(2,549,636)	(68,170)	—
Unaffiliated Exchange Traded Funds - Short	(782,961)	—	—
Options Written	(39,796)	—	—
Other Financial Instruments*
Futures Contracts	(59,590)	—	—
OTC Total Return Swap Agreements	—	(8,596)	—

Total	$12,231,485	$1,115,849	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

A1022

AST NEUBERGER BERMAN/LSV MID-CAP VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 96.6%

COMMON STOCKS
Aerospace & Defense — 4.5%
General Dynamics Corp.	57,500	$ 11,820,850
Huntington Ingalls Industries, Inc.	29,400	6,657,336
Orbital ATK, Inc.	42,200	5,619,352
Spirit AeroSystems Holdings, Inc. (Class A Stock)	165,300	12,847,116
Textron, Inc.	137,400	7,403,112

		44,347,766

Airlines — 2.1%
Alaska Air Group, Inc.	36,500	2,783,855
American Airlines Group, Inc.(a)	256,800	12,195,432
United Continental Holdings, Inc.*	99,900	6,081,912

		21,061,199

Auto Components — 1.5%
Goodyear Tire & Rubber Co. (The)(a)	192,100	6,387,325
Lear Corp.	50,700	8,775,156

		15,162,481

Automobiles — 0.3%
Harley-Davidson, Inc.(a)	62,300	3,003,483

Banks — 6.2%
Banco Latinoamericano de Comercio Exterior SA (Panama)	116,300	3,423,872
BankUnited, Inc.	275,000	9,781,750
BB&T Corp.	113,600	5,332,384
CIT Group, Inc.(a)	51,200	2,511,360
Citizens Financial Group, Inc.	171,800	6,506,066
Comerica, Inc.	102,900	7,847,154
Fifth Third Bancorp	288,900	8,083,422
KeyCorp	467,700	8,802,114
Regions Financial Corp.	603,600	9,192,828

		61,480,950

Building Products — 1.3%
Johnson Controls International PLC	243,192	9,798,206
Owens Corning	42,800	3,310,580

		13,108,786

Capital Markets — 1.4%
Ameriprise Financial, Inc.	46,500	6,905,715
State Street Corp.	68,500	6,544,490

		13,450,205

Chemicals — 4.4%
Ashland Global Holdings, Inc.	77,000	5,035,030
Cabot Corp.	77,800	4,341,240
Celanese Corp. (Class A Stock)	78,313	8,165,697
Eastman Chemical Co.	78,500	7,103,465
Huntsman Corp.	301,600	8,269,872
Valvoline, Inc.	464,291	10,887,624

		43,802,928

Commercial Services & Supplies — 1.2%
Covanta Holding Corp.(a)	559,500	8,308,575
LSC Communications, Inc.	28,659	473,160
Pitney Bowes, Inc.	205,300	2,876,253

	Shares	Value
COMMON STOCKS (Continued)
Commercial Services & Supplies (cont’d.)
RR Donnelley & Sons Co.(a)	76,426	$ 787,188

		12,445,176

Communications Equipment — 1.1%
Ciena Corp.*	169,100	3,715,127
F5 Networks, Inc.*	21,000	2,531,760
Juniper Networks, Inc.	153,300	4,266,339

		10,513,226

Construction & Engineering — 1.1%
Tutor Perini Corp.*	113,100	3,212,040
Valmont Industries, Inc.	46,200	7,304,220

		10,516,260

Consumer Finance — 1.2%
Discover Financial Services	91,600	5,906,368
Navient Corp.	140,400	2,108,808
Nelnet, Inc. (Class A Stock)	76,900	3,883,450

		11,898,626

Containers & Packaging — 1.2%
Avery Dennison Corp.	78,927	7,761,681
Owens-Illinois, Inc.*	130,100	3,273,316
WestRock Co.	14,220	806,701

		11,841,698

Diversified Consumer Services — 0.2%
Adtalem Global Education, Inc.	52,600	1,885,710

Electric Utilities — 2.9%
American Electric Power Co., Inc.	28,200	1,980,768
Edison International	131,000	10,109,270
Entergy Corp.	112,500	8,590,500
FirstEnergy Corp.	254,600	7,849,318

		28,529,856

Electronic Equipment, Instruments & Components — 2.8%
Flex Ltd.*	538,600	8,924,602
Itron, Inc.*	58,996	4,569,240
Sanmina Corp.*	42,200	1,567,730
TE Connectivity Ltd.	73,700	6,121,522
Tech Data Corp.*	59,100	5,251,035
TTM Technologies, Inc.*(a)	125,400	1,927,398

		28,361,527

Energy Equipment & Services — 0.7%
Diamond Offshore Drilling, Inc.*(a)	148,200	2,148,900
McDermott International, Inc.*	558,700	4,061,749
Oceaneering International, Inc.	39,900	1,048,173

		7,258,822

Equity Real Estate Investment Trusts (REITs) — 7.4%
Ashford Hospitality Prime, Inc.	25,065	238,118
Ashford Hospitality Trust, Inc.(a)	198,300	1,322,661
Brandywine Realty Trust	170,300	2,978,547
CBL & Associates Properties, Inc.(a)	304,681	2,556,274
DDR Corp.(a)	301,700	2,763,572
Franklin Street Properties Corp.	320,400	3,402,648
Government Properties Income Trust	147,100	2,761,067
Hospitality Properties Trust(a)	160,300	4,566,947
Host Hotels & Resorts, Inc.(a)	161,200	2,980,588

A1023

AST NEUBERGER BERMAN/LSV MID-CAP VALUE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Equity Real Estate Investment Trusts (REITs) (cont’d.)
Lexington Realty Trust(a)	438,300	$ 4,479,426
Mack-Cali Realty Corp.(a)	211,500	5,014,665
Medical Properties Trust, Inc.(a)	250,300	3,286,439
New Senior Investment Group, Inc.(a)	184,291	1,686,263
Omega Healthcare Investors, Inc.(a)	131,100	4,183,401
Piedmont Office Realty Trust, Inc. (Class A Stock)	160,400	3,233,664
Ryman Hospitality Properties, Inc.(a)	31,700	1,980,933
Sabra Health Care REIT, Inc.(a)	126,243	2,769,771
Select Income REIT	132,800	3,110,176
Senior Housing Properties Trust	284,784	5,567,527
Starwood Waypoint Homes(a)	143,320	5,212,548
Summit Hotel Properties, Inc.(a)	232,000	3,709,680
VEREIT, Inc.	390,500	3,237,245
Xenia Hotels & Resorts, Inc.	133,100	2,801,755

		73,843,915

Food & Staples Retailing — 0.3%
Kroger Co. (The)	114,900	2,304,894
SUPERVALU, Inc.*	49,557	1,077,865

		3,382,759

Food Products — 2.7%
Archer-Daniels-Midland Co.	80,800	3,434,808
Bunge Ltd.	48,500	3,368,809
Pilgrim’s Pride Corp.*(a)	124,600	3,539,886
Sanderson Farms, Inc.(a)	41,200	6,654,624
TreeHouse Foods, Inc.*(a)	89,600	6,068,608
Tyson Foods, Inc. (Class A Stock)	49,800	3,508,410

		26,575,145

Health Care Equipment & Supplies — 1.2%
Zimmer Biomet Holdings, Inc.	98,900	11,580,201

Health Care Providers & Services — 3.0%
Cardinal Health, Inc.	72,000	4,818,240
Cigna Corp.	23,600	4,411,784
Envision Healthcare Corp.*	117,400	5,277,130
HCA Healthcare, Inc.*	74,400	5,921,496
Laboratory Corp. of America Holdings*	19,600	2,959,012
Molina Healthcare, Inc.*	61,900	4,256,244
Owens & Minor, Inc.(a)	83,300	2,432,360

		30,076,266

Hotels, Restaurants & Leisure — 1.4%
Brinker International, Inc.(a)	134,300	4,278,798
SeaWorld Entertainment, Inc.(a)	263,400	3,421,566
Wyndham Worldwide Corp.	57,000	6,008,370

		13,708,734

Household Durables — 1.9%
Ethan Allen Interiors, Inc.(a)	56,239	1,822,144
PulteGroup, Inc.(a)	110,100	3,009,033
Whirlpool Corp.	75,200	13,869,888

		18,701,065

Independent Power & Renewable Electricity Producers — 0.8%
AES Corp.	703,100	7,748,162

Insurance — 6.6%
Aflac, Inc.	43,900	3,573,021
Allstate Corp. (The)	68,200	6,268,262

	Shares	Value
COMMON STOCKS (Continued)
Insurance (cont’d.)
American Financial Group, Inc.	31,500	$ 3,258,675
Everest Re Group Ltd.	24,948	5,697,874
Hartford Financial Services Group, Inc. (The)	150,200	8,325,586
Lincoln National Corp.	119,200	8,758,816
Maiden Holdings Ltd.(a)	189,700	1,508,115
Principal Financial Group, Inc.	64,300	4,137,062
Reinsurance Group of America, Inc.	33,200	4,632,396
Universal Insurance Holdings, Inc.(a)	131,900	3,033,700
Unum Group	186,100	9,515,293
Validus Holdings Ltd.	84,300	4,148,403
XL Group Ltd. (Bermuda)	72,500	2,860,125

		65,717,328

IT Services — 2.0%
Amdocs Ltd.(a)	56,400	3,627,647
Conduent, Inc.*	352,300	5,520,541
Convergys Corp.(a)	152,500	3,948,225
Teradata Corp.*(a)	215,429	7,279,346

		20,375,759

Life Sciences Tools & Services — 0.5%
Quintiles IMS Holdings, Inc.*	54,700	5,200,329

Machinery — 3.2%
AGCO Corp.	28,000	2,065,560
Briggs & Stratton Corp.	150,500	3,536,750
Cummins, Inc.	31,000	5,208,930
Meritor, Inc.*	225,000	5,852,250
Oshkosh Corp.	75,900	6,264,786
Snap-on, Inc.(a)	16,500	2,458,665
Trinity Industries, Inc.	95,900	3,059,210
Wabash National Corp.(a)	146,800	3,349,976

		31,796,127

Media — 2.3%
AMC Networks, Inc. (Class A Stock)*(a)	72,900	4,262,463
CBS Corp. (Class B Stock)(a)	76,300	4,425,400
Gannett Co., Inc.(a)	46,949	422,541
Lions Gate Entertainment Corp. (Class A Stock)*(a)	73,350	2,453,558
Lions Gate Entertainment Corp. (Class B Stock)*	73,350	2,331,797
MSG Networks, Inc. (Class A Stock)*(a)	258,600	5,482,320
TEGNA, Inc.	93,900	1,251,687
Viacom, Inc. (Class B Stock)(a)	84,200	2,344,128

		22,973,894

Metals & Mining — 0.3%
Reliance Steel & Aluminum Co.	45,900	3,496,203

Mortgage Real Estate Investment Trusts (REITs) — 1.9%
Blackstone Mortgage Trust, Inc. (Class A Stock)(a)	105,574	3,274,905
MFA Financial, Inc.	357,400	3,130,824
PennyMac Mortgage Investment Trust	124,800	2,170,272
Starwood Property Trust, Inc.(a)	319,400	6,937,368
Two Harbors Investment Corp.(a)	307,800	3,102,624

		18,615,993

A1024

AST NEUBERGER BERMAN/LSV MID-CAP VALUE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Multiline Retail — 1.7%
Dillard’s, Inc. (Class A Stock)(a)	41,600	$2,332,512
Kohl’s Corp.(a)	122,805	5,606,048
Macy’s, Inc.	391,400	8,540,348

		16,478,908

Multi-Utilities — 2.2%
CenterPoint Energy, Inc.	301,100	8,795,131
Public Service Enterprise Group, Inc.	215,100	9,948,375
SCANA Corp.	63,800	3,093,662

		21,837,168

Oil, Gas & Consumable Fuels — 5.0%
Andeavor	62,700	6,467,505
Cabot Oil & Gas Corp.	298,100	7,974,175
Marathon Petroleum Corp.	56,400	3,162,912
Murphy Oil Corp.(a)	91,400	2,427,584
ONEOK, Inc.	135,700	7,519,137
PBF Energy, Inc. (Class A Stock)(a)	100,400	2,772,044
Ship Finance International Ltd. (Norway)(a)	59,900	868,550
Valero Energy Corp.	139,300	10,716,349
Williams Cos., Inc. (The)	250,100	7,505,501

		49,413,757

Paper & Forest Products — 0.3%
Domtar Corp.(a)	71,600	3,106,724

Pharmaceuticals — 2.0%
Jazz Pharmaceuticals PLC*	27,800	4,065,749
Lannett Co., Inc.*(a)	29,200	538,740
Mylan NV*	66,800	2,095,516
Perrigo Co. PLC(a)	98,451	8,333,877
Teva Pharmaceutical Industries Ltd. (Israel), ADR(a)	283,500	4,989,600

		20,023,482

Professional Services — 0.5%
ManpowerGroup, Inc.	41,800	4,924,876

Road & Rail — 1.3%
Avis Budget Group, Inc.*(a)	244,800	9,317,088
Ryder System, Inc.	40,800	3,449,640

		12,766,728

Semiconductors & Semiconductor Equipment — 2.9%
Amkor Technology, Inc.*	321,928	3,396,340
Lam Research Corp.	47,800	8,844,912
ON Semiconductor Corp.*	543,200	10,032,904
Skyworks Solutions, Inc.	67,800	6,908,820

		29,182,976

Software — 2.3%
CA, Inc.	130,200	4,346,076
Check Point Software Technologies Ltd. (Israel)*(a)	101,800	11,607,236
Nuance Communications, Inc.*	420,000	6,602,400

		22,555,712

Specialty Retail — 3.3%
Aaron’s, Inc.	53,100	2,316,753
Bed Bath & Beyond, Inc.(a)	58,200	1,365,954
Best Buy Co., Inc.(a)	176,805	10,070,813
Children’s Place, Inc. (The)(a)	16,800	1,984,920

	Shares	Value
COMMON STOCKS (Continued)
Specialty Retail (cont’d.)
Foot Locker, Inc.	42,000	$1,479,240
GameStop Corp. (Class A Stock)(a)	103,100	2,130,046
Group 1 Automotive, Inc.(a)	31,030	2,248,434
Murphy USA, Inc.*(a)	53,000	3,657,000
Office Depot, Inc.	882,200	4,005,188
Penske Automotive Group, Inc.(a)	77,200	3,672,404

		32,930,752

Technology Hardware, Storage & Peripherals — 3.3%
HP, Inc	208,400	4,159,664
NCR Corp.*	131,200	4,922,624
Seagate Technology PLC(a)	97,000	3,217,490
Western Digital Corp.	187,800	16,225,920
Xerox Corp.	144,475	4,809,573

		33,335,271

Thrifts & Mortgage Finance — 0.6%
MGIC Investment Corp.*	193,500	2,424,555
Radian Group, Inc.	180,083	3,365,751

		5,790,306

Trading Companies & Distributors — 1.6%
AerCap Holdings NV (Ireland)*	234,400	11,980,184
Aircastle Ltd.	165,598	3,691,179

		15,671,363

TOTAL LONG-TERM INVESTMENTS (cost $760,437,017)		960,478,602

SHORT-TERM INVESTMENTS — 22.8%
AFFILIATED MUTUAL FUNDS — 20.1%
Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund(w)	5,072,892	5,072,892
Prudential Investment Portfolios 2 - Prudential Institutional Money Market Fund (cost $194,340,315; includes $194,144,342 of cash collateral for securities on loan)(b)(w)	194,320,883	194,340,315

TOTAL AFFILIATED MUTUAL FUNDS (cost $199,413,207)		199,413,207

UNAFFILIATED FUND — 2.7%
BlackRock Liquidity Funds FedFund Portfolio (cost $27,212,812)	27,212,812	27,212,812

TOTAL SHORT-TERM INVESTMENTS (cost $226,626,019)		226,626,019

TOTAL INVESTMENTS — 119.4% (cost $987,063,036)		1,187,104,621
Liabilities in excess of other assets — (19.4)%		(192,574,470)

NET ASSETS — 100.0%		$994,530,151

A1025

AST NEUBERGER BERMAN/LSV MID-CAP VALUE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $189,550,498; cash collateral of $194,144,342 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund and Prudential Institutional Money Market Fund.

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2017 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$44,347,766	$—	$—
Airlines	21,061,199	—	—
Auto Components	15,162,481	—	—
Automobiles	3,003,483	—	—
Banks	61,480,950	—	—
Building Products	13,108,786	—	—
Capital Markets	13,450,205	—	—
Chemicals	43,802,928	—	—
Commercial Services & Supplies	12,445,176	—	—
Communications Equipment	10,513,226	—	—
Construction & Engineering	10,516,260	—	—
Consumer Finance	11,898,626	—	—
Containers & Packaging	11,841,698	—	—
Diversified Consumer Services	1,885,710	—	—
Electric Utilities	28,529,856	—	—
Electronic Equipment, Instruments & Components	28,361,527	—	—
Energy Equipment & Services	7,258,822	—	—
Equity Real Estate Investment Trusts (REITs)	73,843,915	—	—
Food & Staples Retailing	3,382,759	—	—
Food Products	26,575,145	—	—
Health Care Equipment & Supplies	11,580,201	—	—
Health Care Providers & Services	30,076,266	—	—
Hotels, Restaurants & Leisure	13,708,734	—	—
Household Durables	18,701,065	—	—
Independent Power & Renewable Electricity Producers	7,748,162	—	—
Insurance	65,717,328	—	—
IT Services	20,375,759	—	—
Life Sciences Tools & Services	5,200,329	—	—
Machinery	31,796,127	—	—
Media	22,973,894	—	—
Metals & Mining	3,496,203	—	—
Mortgage Real Estate Investment Trusts (REITs)	18,615,993	—	—
Multiline Retail	16,478,908	—	—
Multi-Utilities	21,837,168	—	—
Oil, Gas & Consumable Fuels	49,413,757	—	—
Paper & Forest Products	3,106,724	—	—
Pharmaceuticals	20,023,482	—	—
Professional Services	4,924,876	—	—
Road & Rail	12,766,728	—	—
Semiconductors & Semiconductor Equipment	29,182,976	—	—
Software	22,555,712	—	—
Specialty Retail	32,930,752	—	—

A1026

AST NEUBERGER BERMAN/LSV MID-CAP VALUE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Common Stocks (continued)
Technology Hardware, Storage & Peripherals	$33,335,271	$—	$—
Thrifts & Mortgage Finance	5,790,306	—	—
Trading Companies & Distributors	15,671,363	—	—
Affiliated Mutual Funds	199,413,207	—	—
Unaffiliated Fund	27,212,812	—	—

Total	$1,187,104,621	$—	$—

During the period, there were no transfers between Level 1, Level 2 and Level 3 to the report.

A1027

AST NEW DISCOVERY ASSET ALLOCATION PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 88.6%
COMMON STOCKS — 62.7%
Aerospace & Defense — 1.1%
Airbus SE (France)	8,700	$828,193
Boeing Co. (The)	13,030	3,312,356
Embraer SA (Brazil), ADR(a)	24,700	558,467
Hexcel Corp.	65,232	3,745,621
Safran SA (France)	7,395	755,684

		9,200,321

Airlines — 0.7%
American Airlines Group, Inc.(a)	17,275	820,390
Delta Air Lines, Inc.	62,310	3,004,588
Japan Airlines Co. Ltd. (Japan)	37,200	1,259,269
Qantas Airways Ltd. (Australia)	95,600	437,879
Ryanair Holdings PLC (Ireland), ADR*	4,882	514,660

		6,036,786

Auto Components — 1.1%
Bridgestone Corp. (Japan)	25,000	1,135,093
Continental AG (Germany)	2,714	689,268
Denso Corp. (Japan)	15,800	799,644
GKN PLC (United Kingdom)	380,300	1,762,142
Hyundai Mobis Co. Ltd. (South Korea)	2,121	445,321
Lear Corp.	13,380	2,315,810
Magna International, Inc. (Canada)	11,413	609,090
Toyota Industries Corp. (Japan)	18,900	1,086,987

		8,843,355

Automobiles — 0.1%
BYD Co. Ltd. (China) (Class H Stock)	60,000	569,082

Banks — 6.6%
Akbank Turk A/S (Turkey)	154,080	406,626
Banco Bradesco SA (Brazil), ADR	61,353	679,178
Bancolombia SA (Colombia), ADR	12,695	581,304
Bank of America Corp.	400,424	10,146,744
Bank of the Ozarks(a)	48,634	2,336,864
Barclays PLC (United Kingdom)	262,965	681,863
Citigroup, Inc.	79,740	5,800,287
Citizens Financial Group, Inc.	97,850	3,705,579
DBS Group Holdings Ltd. (Singapore)	119,000	1,831,894
DNB ASA (Norway)	50,702	1,023,677
Erste Group Bank AG (Austria)*	15,603	674,125
Grupo Financiero Banorte SAB de CV (Mexico) (Class O Stock)	92,800	638,898
HDFC Bank Ltd. (India), ADR	10,483	1,010,247
HSBC Holdings PLC (United Kingdom), (QMTF)	75,029	741,723
HSBC Holdings PLC (United Kingdom), (XHKG)	166,900	1,648,456
ICICI Bank Ltd. (India), ADR	78,838	674,853
JPMorgan Chase & Co.	63,850	6,098,314
KBC Group NV (Belgium)	14,900	1,264,108
KeyCorp	183,410	3,451,776
Komercni banka A/S (Czech Republic)	7,567	330,575
Mediobanca SpA (Italy)	145,500	1,563,596
PNC Financial Services Group, Inc. (The)	25,790	3,475,718
Resona Holdings, Inc. (Japan)	233,100	1,198,462
Societe Generale SA (France)	9,246	541,825
Sumitomo Mitsui Financial Group, Inc. (Japan)	40,500	1,556,787

	Shares	Value
COMMON STOCKS (Continued)
Banks (cont’d.)
SunTrust Banks, Inc.	50,920	$3,043,488

		55,106,967

Beverages — 1.7%
Coca-Cola Amatil Ltd. (Australia)	133,500	810,353
Coca-Cola Bottlers Japan, Inc. (Japan)	33,300	1,078,575
Constellation Brands, Inc. (Class A Stock)	13,410	2,674,625
Diageo PLC (United Kingdom)	25,645	843,348
Heineken Holding NV (Netherlands)	19,300	1,813,239
Heineken NV (Netherlands)	7,156	708,100
Molson Coors Brewing Co. (Class B Stock)	42,960	3,507,254
Monster Beverage Corp.*	19,135	1,057,209
PepsiCo, Inc.	16,135	1,797,923

		14,290,626

Biotechnology — 2.3%
AbbVie, Inc.	60,695	5,393,358
Alexion Pharmaceuticals, Inc.*	6,350	890,842
Amgen, Inc.	24,035	4,481,326
Celgene Corp.*	29,130	4,247,737
Clovis Oncology, Inc.*	6,320	520,767
FibroGen, Inc.*	8,555	460,259
Gilead Sciences, Inc.	15,255	1,235,960
Incyte Corp.*	6,975	814,262
Shire PLC	16,024	816,162

		18,860,673

Building Products — 1.0%
Johnson Controls International PLC	148,649	5,989,068
Masco Corp.	47,710	1,861,167
Owens Corning	10,400	804,440

		8,654,675

Capital Markets — 1.5%
Ameriprise Financial, Inc.	5,950	883,635
Azimut Holding SpA (Italy)	38,700	838,480
Credit Suisse Group AG (Switzerland), ADR	38,486	608,079
Daiwa Securities Group, Inc. (Japan)	222,600	1,261,878
Deutsche Boerse AG (Germany)	15,200	1,650,262
IG Group Holdings PLC (United Kingdom)	28,205	242,411
Macquarie Group Ltd. (Australia)	9,800	701,641
Morgan Stanley	80,779	3,891,124
MSCI, Inc.	6,780	792,581
State Street Corp.	6,365	608,112
UBS Group AG (Switzerland)*	75,500	1,291,577

		12,769,780

Chemicals — 1.6%
Arkema SA (France)	9,397	1,153,023
Celanese Corp. (Class A Stock)	20,090	2,094,784
Denka Co. Ltd. (Japan)	23,040	759,937
DowDuPont, Inc.	87,390	6,050,010
FMC Corp.	8,300	741,273
Kuraray Co. Ltd. (Japan)	58,100	1,087,039
LANXESS AG (Germany)	11,000	868,679
Toray Industries, Inc. (Japan)	72,800	706,406

		13,461,151

Commercial Services & Supplies — 0.1%
Secom Co. Ltd. (Japan)	9,200	669,986

A1028

AST NEW DISCOVERY ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Communications Equipment — 0.8%
Cisco Systems, Inc.	104,930	$3,528,797
F5 Networks, Inc.*	20,637	2,487,997
Juniper Networks, Inc.	17,870	497,322

		6,514,116

Construction & Engineering — 0.2%
Boskalis Westminster (Netherlands)	19,300	674,612
MasTec, Inc.*	19,880	922,432

		1,597,044

Construction Materials — 0.5%
Anhui Conch Cement Co. Ltd. (China) (Class H Stock)	117,000	469,606
Martin Marietta Materials, Inc.	15,658	3,229,149
Summit Materials, Inc. (Class A Stock)*	20,500	656,615

		4,355,370

Consumer Finance — 0.8%
American Express Co.	37,840	3,423,006
Discover Financial Services	41,552	2,679,273
FirstCash, Inc.	7,640	482,465
Green Dot Corp. (Class A Stock)*	4,760	236,001

		6,820,745

Containers & Packaging — 0.4%
Berry Global Group, Inc.*	9,970	564,801
Packaging Corp. of America	7,890	904,825
Smurfit Kappa Group PLC (Ireland)	47,068	1,475,854

		2,945,480

Distributors — 0.1%
Inchcape PLC (United Kingdom)	73,900	854,754

Diversified Financial Services — 0.6%
Challenger Ltd. (Australia)	83,700	820,450
First Pacific Co. Ltd. (Hong Kong)	566,975	453,300
Groupe Bruxelles Lambert SA (Belgium)	11,700	1,231,560
Investor AB (Sweden) (Class B Stock)	7,984	395,002
ORIX Corp. (Japan)	118,300	1,909,861
Standard Life Aberdeen PLC (United Kingdom)	50,200	291,807

		5,101,980

Diversified Telecommunication Services — 0.8%
AT&T, Inc.	77,180	3,023,141
Inmarsat PLC (United Kingdom)	95,900	827,667
Nippon Telegraph & Telephone Corp. (Japan)	21,700	994,310
TDC A/S (Denmark)	207,400	1,216,311
Verizon Communications, Inc.	20,395	1,009,348

		7,070,777

Electric Utilities — 1.1%
American Electric Power Co., Inc.	43,020	3,021,725
Exelon Corp.	73,750	2,778,163
PG&E Corp.	45,240	3,080,392

		8,880,280

Electrical Equipment — 0.8%
ABB Ltd. (Switzerland)	49,500	1,224,036
AMETEK, Inc.	44,725	2,953,639

	Shares	Value
COMMON STOCKS (Continued)
Electrical Equipment (cont’d.)
Prysmian SpA (Italy)	50,697	$1,712,907
Siemens Gamesa Renewable Energy SA (Spain)	39,700	518,702

		6,409,284

Electronic Equipment, Instruments & Components — 1.2%
Flex Ltd.*	48,600	805,302
Hitachi Ltd. (Japan)	306,100	2,158,266
Hon Hai Precision Industry Co. Ltd. (Taiwan)	213,100	740,077
Universal Display Corp.(a)	43,433	5,596,342
Zebra Technologies Corp. (Class A Stock)*	6,545	710,656

		10,010,643

Energy Equipment & Services — 0.4%
Core Laboratories NV(a)	6,706	661,882
Halliburton Co.	27,350	1,258,921
Schoeller-Bleckmann Oilfield Equipment AG (Austria)*	5,538	443,281
TechnipFMC PLC (United Kingdom)*	45,400	1,267,567

		3,631,651

Equity Real Estate Investment Trusts (REITs) — 0.2%
British Land Co. PLC (The) (United Kingdom)	113,000	912,326
Equity LifeStyle Properties, Inc.	8,415	715,948

		1,628,274

Food & Staples Retailing — 0.3%
Costco Wholesale Corp.	7,215	1,185,352
FamilyMart UNY Holdings Co. Ltd. (Japan)	8,900	468,869
METRO AG (Germany)*	38,100	805,364

		2,459,585

Food Products — 1.0%
Bunge Ltd.	34,740	2,413,040
Indofood Sukses Makmur Tbk PT (Indonesia)	496,500	310,916
Ingredion, Inc.	22,310	2,691,478
Nestle SA (Switzerland)	30,567	2,565,832

		7,981,266

Health Care Equipment & Supplies — 0.7%
Danaher Corp.	37,457	3,213,061
Getinge AB (Sweden) (Class B Stock)	35,388	664,375
Koninklijke Philips NV (Netherlands)	53,716	2,216,308

		6,093,744

Health Care Providers & Services — 2.7%
Aetna, Inc.	15,920	2,531,439
AmerisourceBergen Corp.	9,790	810,123
HealthSouth Corp.(a)	17,050	790,268
Humana, Inc.	4,720	1,149,934
McKesson Corp.	39,089	6,004,461
Sonic Healthcare Ltd. (Australia)	66,200	1,087,853
UnitedHealth Group, Inc.	49,287	9,652,859
WellCare Health Plans, Inc.*	4,450	764,243

		22,791,180

Hotels, Restaurants & Leisure — 1.0%
Carnival Corp.	14,540	938,848

A1029

AST NEW DISCOVERY ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Hotels, Restaurants & Leisure (cont’d.)
Marriott International, Inc. (Class A Stock)	9,145	$1,008,328
MGM China Holdings Ltd. (Macau)	348,600	836,625
Restaurant Brands International, Inc. (Canada)	7,780	496,986
Royal Caribbean Cruises Ltd.	6,030	714,796
Sodexo SA (France)	5,413	674,786
TUI AG (Germany)	64,500	1,096,487
Wyndham Worldwide Corp.	26,755	2,820,244

		8,587,100

Household Durables — 1.1%
Lennar Corp. (Class A Stock)	48,810	2,577,168
Mohawk Industries, Inc.*	3,330	824,208
PulteGroup, Inc.(a)	124,270	3,396,299
Sony Corp. (Japan)	42,200	1,574,426
Steinhoff International Holdings NV (South Africa)	141,600	629,355

		9,001,456

Independent Power & Renewable Electricity Producers — 0.1%
Electric Power Development Co. Ltd. (Japan)	17,700	444,638

Industrial Conglomerates — 0.5%
CK Hutchison Holdings Ltd. (Hong Kong)	103,100	1,320,535
DCC PLC (United Kingdom)	11,000	1,068,116
Siemens AG (Germany)	14,105	1,990,337

		4,378,988

Insurance — 2.9%
Allianz SE (Germany)	6,021	1,352,230
Allstate Corp. (The)	34,990	3,215,931
American International Group, Inc.	49,574	3,043,348
Aviva PLC (United Kingdom)	255,438	1,763,014
China Life Insurance Co. Ltd. (China) (Class H Stock)	254,000	761,380
Chubb Ltd.	17,705	2,523,848
Everest Re Group Ltd.(a)	3,040	694,306
Hartford Financial Services Group, Inc. (The)	48,970	2,714,407
Lincoln National Corp.	38,110	2,800,323
MetLife, Inc.	66,505	3,454,935
MS&AD Insurance Group Holdings, Inc. (Japan)	42,000	1,353,508
Talanx AG (Germany)	16,500	667,575

		24,344,805

Internet & Direct Marketing Retail — 0.8%
Amazon.com, Inc.*	3,145	3,023,446
Liberty Ventures (Class A Stock)*	9,115	524,568
Netflix, Inc.*	6,580	1,193,283
Priceline Group, Inc. (The)*	900	1,647,738

		6,389,035

Internet Software & Services — 1.5%
Alphabet, Inc. (Class A Stock)*	4,935	4,805,308
Alphabet, Inc. (Class C Stock)*	4,482	4,298,731
Facebook, Inc. (Class A Stock)*	20,075	3,430,215

		12,534,254

	Shares	Value
COMMON STOCKS (Continued)
IT Services — 1.8%
Amadeus IT Group SA (Spain)	17,580	$1,143,375
DXC Technology Co.	30,300	2,602,164
Euronet Worldwide, Inc.*	5,835	553,100
Fiserv, Inc.*	7,110	916,906
Square, Inc. (Class A Stock)*(a)	28,870	831,745
Vantiv, Inc. (Class A Stock)*(a)	12,970	913,996
Visa, Inc. (Class A Stock)(a)	76,776	8,079,906

		15,041,192

Life Sciences Tools & Services — 0.3%
ICON PLC*	18,290	2,082,865

Machinery — 1.4%
Cummins, Inc.	5,090	855,273
Deere & Co.	24,985	3,137,866
FANUC Corp. (Japan)	5,900	1,196,246
Ingersoll-Rand PLC	39,283	3,502,865
Mitsubishi Heavy Industries Ltd. (Japan)	20,740	820,049
Oshkosh Corp.	11,540	952,512
Stanley Black & Decker, Inc.	6,610	997,912

		11,462,723

Marine — 0.1%
AP Moller - Maersk A/S (Denmark) (Class B Stock)	500	952,031

Media — 2.0%
Comcast Corp. (Class A Stock)	124,443	4,788,566
ITV PLC (United Kingdom)	203,214	476,110
Mediaset Espana Comunicacion SA (Spain)	64,600	730,028
Publicis Groupe SA (France)	25,326	1,771,724
Sirius XM Holdings, Inc.(a)	99,130	547,198
UBM PLC (United Kingdom)	60,577	554,340
Vivendi SA (France)	77,100	1,953,226
Walt Disney Co. (The)	62,261	6,137,068

		16,958,260

Metals & Mining — 0.6%
ArcelorMittal (Luxembourg)*	29,900	771,305
BHP Billiton Ltd. (Australia), ADR(a)	8,156	330,563
BHP Billiton PLC (Australia), ADR	20,300	719,635
Norsk Hydro ASA (Norway)	87,814	640,760
Rio Tinto PLC (United Kingdom), ADR(a)	11,772	555,521
South32 Ltd. (Australia)	324,000	838,190
Steel Dynamics, Inc.	17,895	616,841
voestalpine AG (Austria)	12,418	633,259

		5,106,074

Multi-Utilities — 0.6%
Engie SA (France)	112,700	1,913,794
National Grid PLC (United Kingdom)	81,323	1,007,229
Veolia Environnement SA (France)	74,400	1,719,224

		4,640,247

Oil, Gas & Consumable Fuels — 3.1%
Anadarko Petroleum Corp.	37,845	1,848,728
Chevron Corp.	46,240	5,433,200
Eni SpA (Italy)	74,500	1,233,840
EOG Resources, Inc.	7,515	727,001
Exxon Mobil Corp.	54,700	4,484,306
JXTG Holdings, Inc. (Japan)	279,000	1,438,586

A1030

AST NEW DISCOVERY ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Oil, Gas & Consumable Fuels (cont’d.)
Marathon Petroleum Corp.	47,670	$2,673,334
Occidental Petroleum Corp.	42,326	2,717,752
Royal Dutch Shell PLC (Netherlands) (Class A Stock)	16,475	498,985
Statoil ASA (Norway), ADR	32,368	650,273
TOTAL SA (France)	19,200	1,030,928
Valero Energy Corp.	39,400	3,031,042

		25,767,975

Personal Products — 0.2%
Unilever PLC (United Kingdom)	24,503	1,418,216

Pharmaceuticals — 2.6%
Allergan PLC	28,011	5,740,855
Astellas Pharma, Inc. (Japan)	123,900	1,576,943
Bayer AG (Germany)	7,600	1,038,180
Bristol-Myers Squibb Co.	17,940	1,143,496
Merck KGaA (Germany)	12,700	1,414,432
Novartis AG (Switzerland)	30,367	2,604,728
Novartis AG (Switzerland), ADR	10,491	900,652
Pfizer, Inc.	116,070	4,143,699
Roche Holding AG (Switzerland)	3,062	782,709
Sanofi (France)	17,858	1,777,695
Shanghai Fosun Pharmaceutical Group Co. Ltd. (China) (Class H Stock)	133,000	552,152
Teva Pharmaceutical Industries Ltd. (Israel), ADR(a)	15,800	278,080

		21,953,621

Professional Services — 0.1%
RELX NV (United Kingdom)	26,423	562,106

Real Estate Investment Trusts (REITs) — 0.0%
Potlatch Corp.	7,350	374,850

Real Estate Management & Development — 0.4%
CBRE Group, Inc. (Class A Stock)*	62,040	2,350,075
CK Asset Holdings Ltd. (Hong Kong)	118,800	987,624
Savills PLC (United Kingdom)	22,600	281,941

		3,619,640

Semiconductors & Semiconductor Equipment — 2.3%
Advanced Semiconductor Engineering, Inc. (Taiwan)	457,487	561,185
Applied Materials, Inc.	135,822	7,074,968
Broadcom Ltd.	12,195	2,957,775
Infineon Technologies AG (Germany)	67,600	1,704,349
Intel Corp.	90,830	3,458,806
Lam Research Corp.	5,870	1,086,185
Micron Technology, Inc.*	29,365	1,154,925
ON Semiconductor Corp.*	38,320	707,770
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	104,000	744,896

		19,450,859

Software — 2.8%
Adobe Systems, Inc.*	7,355	1,097,219
Check Point Software Technologies Ltd. (Israel)*	3,765	429,285
Electronic Arts, Inc.*	11,245	1,327,585
FireEye, Inc.*(a)	34,840	584,267

	Shares	Value
COMMON STOCKS (Continued)
Software (cont’d.)
Micro Focus International PLC (United Kingdom)*	25,380	$812,352
Microsoft Corp.	180,307	13,431,069
PTC, Inc.*	41,399	2,329,936
SAP SE (Germany)	17,000	1,863,959
Square Enix Holdings Co. Ltd. (Japan)	21,200	798,411
VMware, Inc. (Class A Stock)*(a)	6,670	728,297

		23,402,380

Specialty Retail — 1.7%
Best Buy Co., Inc.(a)	50,320	2,866,227
CECONOMY AG (Germany)	38,100	448,652
Children’s Place, Inc. (The)(a)	4,015	474,372
Home Depot, Inc. (The)	59,312	9,701,071
Kingfisher PLC (United Kingdom)	65,961	264,087

		13,754,409

Technology Hardware, Storage & Peripherals — 2.7%
Apple, Inc.	110,779	17,073,260
FUJIFILM Holdings Corp. (Japan)	18,800	730,405
HP, Inc.	38,015	758,779
Samsung Electronics Co. Ltd. (South Korea)	699	1,572,907
Western Digital Corp.	27,710	2,394,144

		22,529,495

Tobacco — 0.7%
Altria Group, Inc.	66,495	4,217,113
Imperial Brands PLC (United Kingdom)	37,606	1,605,052

		5,822,165

Trading Companies & Distributors — 0.5%
Rexel SA (France)	27,100	468,818
United Rentals, Inc.*	24,315	3,373,463
W.W. Grainger, Inc.(a)	3,745	673,164

		4,515,445

Water Utilities — 0.1%
Guangdong Investment Ltd. (China)	683,000	975,265

Wireless Telecommunication Services — 0.4%
Rogers Communications, Inc. (Canada) (Class B Stock)	7,231	372,686
SoftBank Group Corp. (Japan)	14,400	1,167,787
T-Mobile US, Inc.*	11,450	706,007
Vodafone Group PLC (United Kingdom)	429,148	1,201,694

		3,448,174

TOTAL COMMON STOCKS (cost $439,143,179)		523,127,843

PREFERRED STOCK — 0.0%
Automobiles
Hyundai Motor Co. (South Korea) (PRFC) (cost $149,909)	1,600	130,932

A1031

AST NEW DISCOVERY ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES — 2.4%
Automobiles — 0.8%
Ally Auto Receivables Trust,
Series 2015-1, Class A3
1.390%	09/16/19	79	$79,098
Series 2015-2, Class A3
1.490%	11/15/19	98	98,107
Series 2016-1, Class A3
1.470%	04/15/20	80	79,511
Series 2017-2, Class A2
1.490%	11/15/19	184	183,987
Series 2017-3, Class A3
1.740%	09/15/21	890	888,879
Americredit Automobile Receivables Trust,
Series 2016-1, Class B
2.300%	03/08/21	303	304,376
Series 2017-1, Class A2A
1.510%	05/18/20	57	56,963
ARI Fleet Lease Trust,
Series 2017-A, Class A2, 144A
1.910%	04/15/26	970	970,592
BMW Vehicle Lease Trust,
Series 2015-2, Class A3
1.400%	09/20/18	52	51,718
Series 2016-1, Class A3
1.340%	01/22/19	127	126,841
CarMax Auto Owner Trust,
Series 2013-4, Class C
1.950%	09/16/19	78	78,096
Series 2016-3, Class A3
1.390%	05/17/21	443	440,796
Series 2017-1, Class A3
1.980%	11/15/21	235	235,521
Chrysler Capital Auto Receivables Trust,
Series 2016-BA, Class A3, 144A
1.640%	07/15/21	112	111,677
Drive Auto Receivables Trust,
Series 2016-CA, Class A3, 144A
1.670%	11/15/19	111	111,021
Enterprise Fleet Financing LLC,
Series 2017-1, Class A2, 144A
2.130%	07/20/22	200	200,547
Ford Credit Floorplan Master Owner Trust A,
Series 2017-1, Class A2, 1 Month LIBOR + 0.420%
1.654%(c)	05/15/22	750	753,028
GM Financial Automobile Leasing Trust,
Series 2015-2, Class A3
1.680%	12/20/18	371	371,615
Series 2016-2, Class A3
1.620%	09/20/19	689	688,765
Series 2017-1, Class A2A
1.670%	09/20/19	156	156,347
GM Financial Consumer Automobile,
Series 2017-1A, Class A2A, 144A
1.510%	03/16/20	319	318,908
Honda Auto Receivables Owner Trust,
Series 2017-3, Class A1
1.280%	10/18/18	113	112,980
SMART Trust (Australia),
Series 2015-1US, Class A3A
1.500%	09/14/18	91	91,324

Interest Rate	Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)
Automobiles (cont’d.)
World Omni Automobile Lease Securitization Trust,
Series 2017-A, Class A2
1.680%	12/16/19	111	$111,123

			6,621,820

Credit Cards — 0.2%
Synchrony Credit Card Master Note Trust,
Series 2012-7, Class A
1.760%	09/15/22	475	473,463
Series 2016-1, Class A
2.040%	03/15/22	770	773,146
World Financial Network Credit Card Master Trust,
Series 2013-A, Class A
1.610%	12/15/21	745	745,241

			1,991,850

Equipment — 0.3%
CLI Funding V LLC,
Series 2014-2A, Class A, 144A
3.380%	10/18/29	699	698,678
CLI Funding VI LLC,
Series 2017-1A, Class A, 144A
3.620%	05/18/42	241	240,831
CNH Equipment Trust,
Series 2017-A, Class A2
1.640%	07/15/20	300	300,067
Cronos Containers Program I Ltd. (Bermuda),
Series 2014-2A, Class A, 144A
3.270%	11/18/29	685	684,138
FRS I LLC,
Series 2013-1A, Class A1, 144A
1.800%	04/15/43	183	182,452
Textainer Marine Containers V Ltd. (Bermuda),
Series 2017-1A, Class A, 144A
3.720%	05/20/42	336	340,479

			2,446,645

Other — 0.6%
Coinstar Funding LLC,
Series 2017-1A, Class A2, 144A
5.216%	04/25/47	554	575,526
Domino’s Pizza Master Issuer LLC,
Series 2015-1A, Class A2II, 144A
4.474%	10/25/45	815	840,456
Element Rail Leasing II LLC (Canada),
Series 2015-1A, Class A2, 144A
3.585%	02/19/45	725	726,819
NYCTL Trust,
Series 2017-A, Class A, 144A
1.870%	11/10/30	775	775,000
Sonic Capital LLC,
Series 2016-1A, Class A2, 144A
4.472%	05/20/46	348	350,704
Taco Bell Funding LLC,
Series 2016-1A, Class A2I, 144A
3.832%	05/25/46	465	474,373
Verizon Owner Trust,
Series 2016-2A, Class A, 144A
1.680%	05/20/21	366	364,845

A1032

AST NEW DISCOVERY ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)
Other (cont’d.)
Series 2016-2A, Class B, 144A
2.150%	05/20/21	800	$798,379

			4,906,102

Small Business Loan — 0.5%
SBA Small Business Investment Cos.,
Series 2017-10A, Class 1
2.845%	03/10/27	912	925,031
Series 2017-10B, Class 1
2.518%	09/10/27	750	746,765
United States Small Business Administration,
Series 2011-20J, Class 1
2.760%	10/01/31	750	760,427
Series 2012-20C, Class 1
2.510%	03/01/32	558	559,464
Series 2014-20L, Class 1
2.700%	12/01/34	803	808,783

			3,800,470

TOTAL ASSET-BACKED SECURITIES (cost $ 19,725,266)			19,766,887

CERTIFICATE OF DEPOSIT — 0.0%
Barclays Bank Delaware (United Kingdom)^
2.350%(c)	03/26/18	245	240,835

(cost $ 245,000)

COMMERCIAL MORTGAGE-BACKED SECURITIES — 1.5%
BBCMS Mortgage Trust,
Series 2017-C1, Class A4
3.674%	02/15/50	155	161,906
Bear Stearns Commercial Mortgage Securities Trust,
Series 2007-PW18, Class A4
5.700%	06/11/50	61	60,892
CFCRE Commercial Mortgage Trust,
Series 2016-C7, Class A3
3.839%	12/10/54	134	140,367
CFCRE Mortgage Trust,
Series 2015-RUM, Class C, 1 Month LIBOR + 2.750%, 144A
3.977%(c)	07/15/30	875	862,062
Chicago Skyscraper Trust,
Series 2017-SKY, Class A, 1 Month LIBOR + 0.800%, 144A
2.034%(c)	02/15/30	775	775,966
Citigroup Commercial Mortgage Trust,
Series 2013-GC17, Class A4
4.131%	11/10/46	550	591,007
Series 2014-GC25, Class B
4.345%(cc)	10/10/47	275	283,085
Commercial Mortgage Trust,
Series 2012-CR1, Class B
4.612%	05/15/45	785	835,514
Series 2012-CR2, Class A4
3.147%	08/15/45	534	550,343
Series 2013-CR12, Class ASB
3.623%	10/10/46	250	261,202
Series 2014-CR15, Class A2

Interest Rate	Maturity Date	Principal Amount (000)#	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
2.928%	02/10/47	280	$283,511
Series 2014-UBS2, Class A1
1.298%	03/10/47	143	142,742
Series 2015-PC1, Class A5
3.902%	07/10/50	145	153,100
DBCCRE Mortgage Trust,
Series 2014-ARCP, Class C, 144A
5.099%(cc)	01/10/34	780	801,475
DBJPM Mortgage Trust,
Series 2016-C3, Class A5
2.890%	09/10/49	950	937,549
DBUBS Mortgage Trust,
Series 2011-LC1A, Class A2, 144A
4.528%	11/10/46	161	163,168
FHLMC Multifamily Structured Pass-Through Certificates,
Series K706, Class A2
2.323%	10/25/18	282	282,906
FREMF Mortgage Trust,
Series 2012-K705, Class B, 144A
4.301%(cc)	09/25/44	279	283,736
Government National Mortgage Assoc.,
Series 2012-2, Class AB
2.105%	03/16/37	286	284,269
Series 2011-142, Class A
2.337%	10/16/40	100	100,278
Series 2013-194, Class AE
2.750%(cc)	11/16/44	291	289,518
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2016-JP2, Class A4
2.822%	08/15/49	81	79,505
Morgan Stanley Capital I Trust,
Series 2008-T29, Class A4
6.498%(cc)	01/11/43	176	177,184
Series 2014-CPT, Class A, 144A
3.350%	07/13/29	208	214,755
Motel 6 Trust,
Series 2017-MTL6, Class B, 1 Month LIBOR + 1.190%, 144A
2.424%(c)	08/15/34	830	830,520
UBS-Barclays Commercial Mortgage Trust,
Series 2012-C2, Class A4
3.525%	05/10/63	60	62,526
Series 2013-C5, Class AAB
2.687%	03/10/46	90	90,647
VNDO Mortgage Trust,
Series 2012-6AVE, Class A, 144A
2.996%	11/15/30	201	205,077
Wells Fargo Commercial Mortgage Trust,
Series 2015-C26, Class AS
3.580%	02/15/48	470	477,816
Series 2016-C35, Class A4
2.931%	07/15/48	310	306,187
WFRBS Commercial Mortgage Trust,
Series 2011-C2, Class A4, 144A
4.869%(cc)	02/15/44	448	479,822
Series 2013-C15, Class A4
4.153%(cc)	08/15/46	725	778,917
Series 2014-C19, Class B

A1033

AST NEW DISCOVERY ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
4.723%(cc)	03/15/47	825	$ 875,056

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $13,008,038)			12,822,608

CORPORATE BONDS — 10.3%
Aerospace & Defense — 0.1%
Orbital ATK, Inc.,
Gtd. Notes
5.250%	10/01/21	590	610,650

Agriculture — 0.1%
Philip Morris International, Inc.,
Sr. Unsec’d. Notes
3.250%	11/10/24	348	354,720
4.250%	11/10/44	178	185,773

			540,493

Airlines — 0.2%
American Airlines 2016-2 Class AA Pass-Through Trust,
Pass-Through Certificates
3.200%	12/15/29	447	447,200
American Airlines 2016-3 Class AA Pass-Through Trust,
Pass-Through Certificates
3.000%	04/15/30	617	612,373
Ethiopian Leasing 2012 LLC (Ethiopia),
Gov’t. Gtd. Notes
2.646%	05/12/26	565	571,958

			1,631,531

Auto Manufacturers — 0.3%
BMW Bank of North America,
Certificate of Deposit
1.900%	09/08/20	245	245,033
Daimler Finance North America LLC (Germany),
Gtd. Notes, 144A
2.450%	05/18/20	417	419,929
Ford Motor Co.,
Sr. Unsec’d. Notes
4.346%	12/08/26	184	191,282
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
2.375%	01/16/18	400	400,852
General Motors Financial Co., Inc.,
Gtd. Notes
3.200%	07/06/21	480	488,437
4.350%	01/17/27	166	170,581
Hyundai Capital America,
Sr. Unsec’d. Notes, 144A
1.750%	09/27/19	306	301,140
Nissan Motor Acceptance Corp.,
Sr. Unsec’d. Notes, MTN, 144A
2.150%	07/13/20	127	127,300

			2,344,554

Banks — 2.4%
American Express Bank FSB,
Certificate of Deposit
2.250%	05/24/21	245	245,704

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Banks (cont’d.)
American Express Centurion Bank,
Certificate of Deposit
2.300%	04/05/21	245	$ 246,283
ANZ New Zealand Int’l Ltd. (New Zealand),
Gtd. Notes, 144A
2.875%	01/25/22	695	701,923
Banco Bilbao Vizcaya Argentaria SA (Spain),
Jr. Sub. Notes
9.000%	05/09/49	600	620,999
Bank of America Corp.,
Jr. Sub. Notes
6.500%	10/29/49	560	633,149
Sr. Unsec’d. Notes, GMTN
2.369%	07/21/21	150	150,011
Sr. Unsec’d. Notes, MTN
4.100%	07/24/23	280	298,148
5.625%	07/01/20	600	653,484
Bank of New York Mellon Corp. (The),
Sr. Unsec’d. Notes, MTN
2.100%	01/15/19	622	624,453
Bank of Nova Scotia (The) (Canada),
Sr. Unsec’d. Notes
1.650%	06/14/19	371	369,997
Bank One Michigan,
Sub. Notes
8.250%	11/01/24	600	776,536
Barclays Bank PLC (United Kingdom),
Sub. Notes
7.625%	11/21/22	450	516,938
BPCE SA (France),
Gtd. Notes, MTN, 3 Month LIBOR + 1.220%, 144A
2.535%(c)	05/22/22	485	490,859
Capital One Financial Corp.,
Sub. Notes
4.200%	10/29/25	258	265,122
Capital One NA,
Certificate of Deposit
2.250%	05/24/21	245	247,557
Sr. Unsec’d. Notes
2.250%	09/13/21	250	246,589
2.350%	01/31/20	469	471,485
Citigroup, Inc.,
Sr. Unsec’d. Notes
1.800%	02/05/18	831	831,005
7.875%	05/15/25	715	914,951
Citizens Financial Group, Inc.,
Sub. Notes
5.158%	06/29/23	555	566,071
Cooperatieve Rabobank UA (Netherlands),
Jr. Sub. Notes, 144A
11.000%	12/29/49	475	536,750
Discover Bank,
Certificate of Deposit
2.350%	09/13/22	245	245,885
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes
6.250%	02/01/41	500	660,043
Sr. Unsec’d. Notes, MTN
4.000%	03/03/24	775	818,301

A1034

AST NEW DISCOVERY ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Banks (cont’d.)
HSBC Bank USA NA,
Certificate of Deposit
1.625%(cc)	12/09/20	245	$ 244,606
JPMorgan Chase & Co.,
Sr. Unsec’d. Notes
3.250%	09/23/22	805	832,226
3.882%	07/24/38	272	274,211
3.900%	07/15/25	259	272,693
Lloyds Bank PLC (United Kingdom),
Jr. Sub. Notes, 144A
12.000%	12/29/49	450	608,005
Morgan Stanley,
Sr. Unsec’d. Notes, GMTN
2.500%	04/21/21	396	397,282
Sr. Unsec’d. Notes, MTN
3.971%	07/22/38	273	274,558
Sub. Notes, MTN
5.000%	11/24/25	565	619,226
PNC Financial Services Group, Inc. (The),
Sr. Unsec’d. Notes
3.300%	03/08/22	254	263,164
Royal Bank of Canada (Canada),
Sr. Unsec’d. Notes, GMTN
2.150%	03/15/19	280	281,519
Societe Generale SA (France),
Jr. Sub. Notes, EMTN
8.250%	11/29/48	600	634,439
Standard Chartered PLC (United Kingdom),
Sub. Notes, 144A
3.950%	01/11/23	500	507,766
State Street Corp.,
Sr. Unsec’d. Notes
2.653%	05/15/23	120	120,666
3.300%	12/16/24	491	507,298
Swedbank AB (Sweden),
Sr. Unsec’d. Notes, 144A
2.800%	03/14/22	307	310,761
U.S. Bancorp,
Sr. Unsec’d. Notes, MTN
3.000%	03/15/22	131	135,011
Wells Fargo & Co.,
Jr. Sub. Notes
5.900%	12/29/49	570	620,588
Sr. Unsec’d. Notes
2.100%	07/26/21	190	188,396
Sr. Unsec’d. Notes, MTN
3.550%	09/29/25	461	472,435
Wells Fargo Bank NA,
Certificate of Deposit
2.250%	03/29/21	245	246,523

			19,943,616

Beverages — 0.1%
Anheuser-Busch InBev Finance, Inc. (Belgium),
Gtd. Notes
4.700%	02/01/36	362	399,117
Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes
7.750%	01/15/19	234	251,263

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Beverages (cont’d.)
PepsiCo, Inc.,
Sr. Unsec’d. Notes
4.250%	10/22/44	250	$ 267,261

			917,641

Biotechnology — 0.0%
Amgen, Inc.,
Sr. Unsec’d. Notes
2.250%	08/19/23	137	133,137

Building Materials — 0.1%
Masco Corp.,
Sr. Unsec’d. Notes
7.750%	08/01/29	490	645,229
USG Corp.,
Gtd. Notes, 144A(a)
5.500%	03/01/25	600	642,000

			1,287,229

Chemicals — 0.1%
Dow Chemical Co. (The),
Sr. Unsec’d. Notes
7.375%	03/01/23	420	503,022
E.I. du Pont de Nemours & Co.,
Sr. Unsec’d. Notes
5.750%	03/15/19	84	88,508
6.000%	07/15/18	449	464,257

			1,055,787

Commercial Services — 0.1%
George Washington University (The),
Unsec’d. Notes
3.485%	09/15/22	163	169,342
Loyola University of Chicago,
Sr. Unsec’d. Notes
3.199%	07/01/22	169	169,431
Northwestern University,
Unsec’d. Notes
3.688%	12/01/38	117	121,824
United Rentals North America, Inc.,
Gtd. Notes
5.500%	07/15/25	595	637,394

			1,097,991

Computers — 0.2%
Apple, Inc.,
Sr. Unsec’d. Notes
2.400%	05/03/23	560	558,937
4.650%	02/23/46	309	350,095
International Business Machines Corp.,
Sr. Unsec’d. Notes
3.625%	02/12/24	736	772,288

			1,681,320

Cosmetics/Personal Care — 0.1%
Estee Lauder Cos., Inc. (The),
Sr. Unsec’d. Notes
5.750%	10/15/33	545	664,032

A1035

AST NEW DISCOVERY ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Distribution/Wholesale — 0.0%
HD Supply, Inc.,
Gtd. Notes, 144A
5.750%	04/15/24	310	$ 331,700

Diversified Financial Services — 1.0%
Ahold Lease Pass-Through Trust (Netherlands),
Pass-Through Certificates
8.620%	01/02/25	659	789,617
American Express Credit Corp.,
Sr. Unsec’d. Notes, MTN
2.600%	09/14/20	144	146,192
Cantor Fitzgerald LP,
Unsec’d. Notes, 144A
6.500%	06/17/22	595	669,931
Capital One Bank USA NA,
Certificate of Deposit
2.250%	04/19/21	245	247,548
Eaton Vance Corp.,
Sr. Unsec’d. Notes
3.625%	06/15/23	575	599,963
Excalibur One 77B LLC,
Gov’t. Gtd. Notes
1.492%	01/01/25	444	432,011
Export Leasing LLC,
Gov’t. Gtd. Notes
1.859%	08/28/21	803	801,621
Gate Capital Cayman One Ltd. (Cayman Islands),
Gov’t. Gtd. Notes
1.839%	03/27/21	630	627,996
Grain Spectrum Funding II LLC,
Sec’d. Notes, 144A^
3.290%	10/10/34	151	150,398
HSBC Finance Corp.,
Sub. Notes
6.676%	01/15/21	188	212,655
International Lease Finance Corp.,
Sr. Unsec’d. Notes
4.625%	04/15/21	575	610,946
National Rural Utilities Cooperative Finance Corp.,
Collateral Trust
10.375%	11/01/18	221	241,366
Premier Aircraft Leasing EXIM 1 Ltd.,
Gov’t. Gtd. Notes
3.576%	02/06/22	754	778,788
Salmon River Export LLC,
Gov’t. Gtd. Notes
2.193%	09/15/26	439	435,957
Scottrade Financial Services, Inc.,
Sr. Unsec’d. Notes, 144A
6.125%	07/11/21	700	796,863
Tagua Leasing LLC,
Gov’t. Gtd. Notes
1.581%	11/16/24	361	352,137
1.900%	07/12/24	779	769,296

			8,663,285

Electric — 0.2%
Duke Energy Carolinas LLC,
First Mortgage
5.300%	02/15/40	233	285,774

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Electric (cont’d.)
Duke Energy Corp.,
Sr. Unsec’d. Notes
3.750%	09/01/46	184	$ 177,248
Florida Power & Light Co.,
First Mortgage
5.400%	09/01/35	535	645,271
Hydro-Quebec (Canada),
Gov’t. Gtd. Notes, MTN
8.400%(cc)	03/28/25	167	220,540
PacifiCorp,
First Mortgage
3.850%	06/15/21	526	554,967
Virginia Electric & Power Co.,
Sr. Unsec’d. Notes
3.800%	09/15/47	273	273,483

			2,157,283

Electronics — 0.0%
Honeywell International, Inc.,
Sr. Unsec’d. Notes
2.500%	11/01/26	169	162,011

Engineering & Construction — 0.1%
AECOM,
Gtd. Notes
5.750%	10/15/22	575	601,881

Food Service — 0.1%
Aramark Services, Inc.,
Gtd. Notes, 144A
5.000%	04/01/25	635	675,481

Foods — 0.3%
Kraft Heinz Foods Co.,
Sec’d. Notes, 144A
4.875%	02/15/25	650	694,695
Kroger Co. (The),
Sr. Unsec’d. Notes
3.300%	01/15/21	68	69,708
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp.,
Gtd. Notes
4.875%	05/01/21	470	480,575
Post Holdings, Inc.,
Gtd. Notes, 144A
5.000%	08/15/26	640	638,400
Smithfield Foods, Inc.,
Gtd. Notes, 144A
4.250%	02/01/27	425	439,361

			2,322,739

Healthcare-Products — 0.1%
Becton Dickinson & Co.,
Sr. Unsec’d. Notes
7.000%	08/01/27	530	661,307

Home Builders — 0.1%
Lennar Corp.,
Gtd. Notes
4.750%	05/30/25	610	637,450

A1036

AST NEW DISCOVERY ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Housewares — 0.1%
Newell Brands, Inc.,
Sr. Unsec’d. Notes
5.000%	11/15/23	750	$ 799,725

Insurance — 0.6%
Berkshire Hathaway, Inc.,
Sr. Unsec’d. Notes
2.750%	03/15/23	373	379,189
John Hancock Life Insurance Co.,
Sub. Notes, 144A
7.375%	02/15/24	680	811,788
Massachusetts Mutual Life Insurance Co.,
Sub. Notes, 144A
7.625%	11/15/23	600	729,255
New England Mutual Life Insurance Co.,
Sub. Notes, 144A
7.875%	02/15/24	585	726,979
New York Life Insurance Co.,
Sub. Notes, 144A
5.875%	05/15/33	555	700,657
Nuveen Finance LLC,
Sr. Unsec’d. Notes, 144A
2.950%	11/01/19	765	777,727
Old Republic International Corp.,
Sr. Unsec’d. Notes
4.875%	10/01/24	550	591,088

			4,716,683

Internet — 0.1%
Amazon.com, Inc.,
Sr. Unsec’d. Notes, 144A
3.875%	08/22/37	595	605,518

Machinery-Construction & Mining — 0.0%
Caterpillar, Inc.,
Sr. Unsec’d. Notes
7.900%	12/15/18	341	366,057

Machinery-Diversified — 0.2%
John Deere Capital Corp.,
Sr. Unsec’d. Notes, MTN
2.375%	07/14/20	218	219,929
2.800%	03/06/23	423	429,873
Roper Technologies, Inc.,
Sr. Unsec’d. Notes
6.250%	09/01/19	625	674,059

			1,323,861

Media — 0.4%
21st Century Fox America, Inc.,
Gtd. Notes
4.500%	02/15/21	96	102,739
6.400%	12/15/35	256	324,969
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes, 144A
5.125%	05/01/23	600	624,749
Comcast Corp.,
Gtd. Notes
4.000%	08/15/47	270	274,572
4.600%	08/15/45	570	627,099

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Media (cont’d.)
Discovery Communications LLC,
Gtd. Notes
5.200%	09/20/47	405	$ 410,976
Time Warner, Inc.,
Gtd. Notes
3.600%	07/15/25	265	265,946
Walt Disney Co. (The),
Sr. Unsec’d. Notes, MTN
2.350%	12/01/22	333	333,391
2.950%	06/15/27	383	382,706

			3,347,147

Metal Fabricate/Hardware — 0.1%
Precision Castparts Corp.,
Sr. Unsec’d. Notes
4.200%	06/15/35	580	608,752

Miscellaneous Manufacturing — 0.3%
Carlisle Cos., Inc.,
Sr. Unsec’d. Notes
3.750%	11/15/22	715	730,343
General Electric Co.,
Jr. Sub. Notes
5.000%	01/21/21	802	848,275
Sr. Unsec’d. Notes
2.700%	10/09/22	292	297,267
Siemens Financieringsmaatschappij NV (Germany),
Gtd. Notes, 144A
4.200%	03/16/47	635	686,051

			2,561,936

Oil & Gas — 0.6%
Andeavor,
Gtd. Notes, 144A
4.750%	12/15/23	530	571,926
BP Capital Markets PLC (United Kingdom),
Gtd. Notes
1.674%	02/13/18	127	127,090
Chevron Corp.,
Sr. Unsec’d. Notes
2.355%	12/05/22	398	398,508
CNOOC Nexen Finance 2014 ULC (China),
Gtd. Notes
4.250%	04/30/24	295	313,936
Occidental Petroleum Corp.,
Sr. Unsec’d. Notes
3.500%	06/15/25	320	327,505
Petroleos Mexicanos (Mexico),
Gtd. Notes, MTN
6.875%	08/04/26	249	283,238
Range Resources Corp.,
Gtd. Notes, 144A
5.000%	08/15/22	645	644,194
Reliance Industries Ltd. (India),
Gov’t. Gtd. Notes
1.870%	01/15/26	917	899,980
Rice Energy, Inc.,
Gtd. Notes
6.250%	05/01/22	525	548,625

A1037

AST NEW DISCOVERY ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Oil & Gas (cont’d.)
Shell International Finance BV (Netherlands),
Gtd. Notes
3.250%	05/11/25	383	$ 392,033
Statoil ASA (Norway),
Gtd. Notes
2.450%	01/17/23	224	223,590

			4,730,625

Pharmaceuticals — 0.1%
Mead Johnson Nutrition Co. (United Kingdom),
Gtd. Notes
4.600%	06/01/44	285	313,429
5.900%	11/01/39	250	314,850
Merck & Co., Inc.,
Sr. Unsec’d. Notes
3.700%	02/10/45	350	355,296

			983,575

Pipelines — 0.1%
Kinder Morgan Energy Partners LP,
Gtd. Notes
4.150%	02/01/24	465	482,002
5.000%	10/01/21	160	172,326

			654,328

Real Estate — 0.1%
Pershing Road Development Co. LLC,
Sr. Sec’d. Notes, 3 Month LIBOR + 0.400%, 144A
1.716%(c)	09/01/26	1,413	1,284,610

Real Estate Investment Trusts (REITs) — 0.2%
GEO Group, Inc. (The),
Gtd. Notes
5.125%	04/01/23	615	622,688
iStar, Inc.,
Sr. Unsec’d. Notes
4.000%	11/01/17	655	655,524
Ventas Realty LP,
Gtd. Notes
3.500%	02/01/25	600	602,342

			1,880,554

Retail — 0.2%
1011778 BC ULC/New Red Finance, Inc. (Canada),
Sr. Sec’d. Notes, 144A
4.250%	05/15/24	640	642,240
CVS Pass-Through Trust,
Pass-Through Certificates
6.036%	12/10/28	661	746,638
Macy’s Retail Holdings, Inc.,
Gtd. Notes
8.500%	06/01/19	525	557,056

			1,945,934

Software — 0.4%
Broadridge Financial Solutions, Inc.,
Sr. Unsec’d. Notes
3.950%	09/01/20	775	811,345
Fidelity National Information Services, Inc.,
Sr. Unsec’d. Notes
5.000%	10/15/25	382	425,526

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Software (cont’d.)
Microsoft Corp.,
Sr. Unsec’d. Notes
4.450%	11/03/45	633	$ 712,893
Oracle Corp.,
Sr. Unsec’d. Notes
2.400%	09/15/23	301	299,296
2.500%	10/15/22	346	348,538
4.300%	07/08/34	675	737,614

			3,335,212

Telecommunications — 0.6%
AT&T, Inc.,
Sr. Unsec’d. Notes
3.400%	05/15/25	294	290,002
4.250%	03/01/27	276	284,081
4.900%	08/14/37	324	327,449
5.250%	03/01/37	575	605,117
Crown Castle Towers LLC,
Sr. Sec’d. Notes, 144A
3.222%	05/15/42	700	713,552
Level 3 Financing, Inc.,
Gtd. Notes
5.375%	05/01/25	670	688,844
Sprint Corp.,
Gtd. Notes
7.125%	06/15/24	310	348,750
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC,
Asset Backed, 144A
3.360%	03/20/23	580	588,700
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
4.400%	11/01/34	360	360,230
4.862%	08/21/46	99	100,353
5.150%	09/15/23	165	184,960
5.250%	03/16/37	277	303,768

			4,795,806

Transportation — 0.5%
BNSF Railway Co. 2015-1 Pass-Through Trust,
Pass-Through Certificates, 144A
3.442%	06/16/28	264	270,407
Burlington Northern and Santa Fe Railway Co. Pass-Through Trust,
Pass-Through Certificates
4.830%	01/15/23	529	555,951
5.720%	01/15/24	296	325,996
8.251%	01/15/21	48	51,524
Burlington Northern Santa Fe LLC,
Sr. Unsec’d. Notes
4.550%	09/01/44	296	328,293
CSX Corp.,
Sr. Unsec’d. Notes
3.250%	06/01/27	209	209,574
CSX Transportation, Inc.,
Sr. Sec’d. Notes
6.251%	01/15/23	729	833,539
FedeEx Corp. 1998 Pass-Through Trust,
Pass-Through Certificates
6.720%	07/15/23	285	312,638

A1038

AST NEW DISCOVERY ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Transportation (cont’d.)
FedExCorp. 2012 Pass-Through Trust,
Pass-Through Certificates, 144A
2.625%	01/15/18	14	$ 13,664
Union Pacific Railroad Co. 2000 Pass-Through Trust,
Pass-Through Certificates
8.000%	01/10/21	218	229,917
Union Pacific Railroad Co. 2004 Pass-Through Trust,
Pass-Through Certificates
5.404%	07/02/25	499	532,806
Union Pacific Railroad Co. 2006 Pass-Through Trust,
Pass-Through Certificates
5.866%	07/02/30	256	291,326

			3,955,635

TOTAL CORPORATE BONDS (cost $84,858,139)			86,017,076

FOREIGN GOVERNMENT BONDS — 0.1%
Province of Manitoba (Canada),
Unsec’d. Notes
9.500%	09/15/18	92	98,485
Province of Ontario (Canada),
Sr. Unsec’d. Notes
2.400%	02/08/22	250	252,061
Saudi Government International Bond (Saudi Arabia),
Sr. Unsec’d. Notes, MTN, 144A
3.250%	10/26/26	391	386,660
4.625%	10/04/47	200	201,208

TOTAL FOREIGN GOVERNMENT BONDS (cost $933,440)			938,414

MUNICIPAL BONDS — 1.0%
California — 0.3%
State of California,
General Obligation Unlimited
7.600%	11/01/40	550	859,011
7.700%	11/01/30	760	882,140
7.950%	03/01/36	690	779,224
West Contra Costa Unified School District,
General Obligation Unlimited
6.555%	08/01/24	225	267,104

			2,787,479

Illinois — 0.1%
Chicago Transit Authority,
Revenue Bonds
5.470%	12/01/23	550	608,575

Massachusetts — 0.0%
Massachusetts Development Finance Agency,
Revenue Bonds
5.000%	07/15/36	235	303,716

New York — 0.0%
New York City Transitional Finance Authority Future Tax Secured Revenue,
Revenue Bonds
2.940%	08/01/23	445	452,151

Interest Rate	Maturity Date	Principal Amount (000)#	Value
MUNICIPAL BONDS (Continued)
Ohio — 0.1%
Ohio State University (The),
Revenue Bonds
4.910%	06/01/40	940	$ 1,128,639

Oregon — 0.1%
Port of Morrow,
Revenue Bonds
3.371%	09/01/25	450	465,372

Pennsylvania — 0.1%
Philadelphia Authority for Industrial Development,
Revenue Bonds
3.827%(s)	04/15/22	710	619,546

Texas — 0.2%
City of Fort Worth TX,
Revenue Bonds
4.088%	03/01/37	645	654,372
Cypress-Fairbanks Independent School District,
General Obligation Unlimited
6.629%	02/15/38	665	702,958

			1,357,330

Washington — 0.1%
Energy Northwest,
Revenue Bonds
2.814%	07/01/24	705	711,698

TOTAL MUNICIPAL BONDS (cost $8,292,977)			8,434,506

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 0.3%
Fannie Mae REMICS,
Series 2003-49, Class YC
4.000%	06/25/23	100	102,804
Series 2005-121, Class DX
5.500%	01/25/26	212	226,083
Series 2010-135, Class EA
3.000%	01/25/40	13	12,729
Series 2017-38, Class JA
3.000%	03/25/47	935	938,303
FDIC Guaranteed Notes Trust,
Series 2010-S1, Class 2A, 144A
3.250%	04/25/38	288	291,144
FDIC Trust,
Series 2011-R1, Class A, 144A
2.672%	07/25/26	128	128,559
FHLMC Structured Pass-Through Securities,
Series T-61, Class 1A1, Federal Reserve U.S. 12 Month Cumulative Avg 1 Year CMT + 1.400%
2.230%(c)	07/25/44	26	26,819
Freddie Mac REMICS,
Series 4703, Class KA
3.500%	02/15/43	428	442,321
Government National Mortgage Assoc.,
Series 2010-105, Class PC
2.000%	06/20/39	79	78,452
Series 2013-19, Class BA
2.500%	12/20/42	207	207,314
Series 2014-123, Class PC
2.500%	09/20/43	166	166,961

A1039

AST NEW DISCOVERY ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED
SECURITIES (Continued)

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $2,639,880)			$2,621,489

U.S. GOVERNMENT AGENCY OBLIGATIONS — 4.3%
Federal Farm Credit Banks, Bonds
2.840%	03/26/26	747	736,597
2.870%	09/01/26	1,207	1,187,601
2.960%	11/17/25	538	538,094
2.980%	03/12/27	784	774,608
2.990%	06/01/26	1,252	1,238,264
3.140%	04/05/27	428	426,181
Federal Home Loan Banks, Bonds
2.690%	02/08/24	1,065	1,062,086
3.000%	10/12/27	485	483,712
Federal Home Loan Mortgage Corp.
1.000%(cc)	09/30/21	1,030	1,030,000
1.625%(cc)	08/25/21	1,225	1,218,663
2.500%	04/01/28	350	354,773
3.000%	11/01/42	218	220,179
3.000%	12/01/46	236	236,677
3.000%	01/01/47	248	248,945
3.500%	08/01/32	326	340,851
3.500%	04/01/34	265	276,712
3.500%	05/01/34	376	392,779
3.500%	08/01/34	541	565,416
3.500%	07/01/42	59	60,775
3.500%	06/01/46	209	215,219
3.500%	08/01/46	438	451,965
4.000%	01/01/40	560	593,691
4.500%	08/01/25	314	333,541
4.500%	06/01/31	161	173,132
4.500%	07/01/44	722	777,581
4.500%	08/01/46	175	187,712
5.000%	08/01/41	720	794,871
Federal National Mortgage Assoc.
1.500%(cc)	07/28/21	2,054	2,048,653
2.500%	07/01/26	243	245,753
3.000%	09/01/26	658	677,073
3.000%	12/01/26	165	170,058
3.000%	12/01/30	594	611,746
3.000%	02/01/35	83	85,027
3.000%	07/01/43	759	765,614
3.000%	11/01/46	327	328,000
3.500%	04/01/32	98	102,725
3.500%	08/01/34	175	183,115
3.500%	10/01/34	416	435,257
3.500%	12/01/34	328	342,313
3.500%	02/01/41	277	287,289
3.500%	03/01/42	325	336,370
3.500%	07/01/42	23	23,902
3.500%	06/01/45	802	831,906
3.500%	05/01/46	390	402,415
3.500%	06/01/46	788	813,201
4.000%	10/01/33	476	505,700
4.000%	10/01/34	290	307,678
4.000%	11/01/34	180	191,307
4.000%	04/01/39	639	678,091

Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. GOVERNMENT AGENCY
OBLIGATIONS (Continued)
4.000%	06/01/39	656	$695,223
4.000%	12/01/40	342	366,225
4.000%	12/01/40	264	278,832
4.000%	01/01/41	22	23,044
4.000%	02/01/41	180	189,912
4.000%	02/01/45	960	1,015,134
4.000%	03/01/45	668	715,087
4.000%	07/01/45	741	784,327
4.000%	02/01/46	202	212,443
4.000%	07/01/46	444	468,130
4.500%	07/01/19	35	35,644
4.500%	12/01/29	164	176,791
4.500%	04/01/31	271	292,039
4.500%	08/01/40	540	584,205
4.500%	01/01/41	372	405,955
4.500%	06/01/41	127	136,403
5.000%	11/01/33	108	118,918
5.000%	06/01/40	156	170,367
5.000%	05/01/41	575	627,449
5.000%	10/01/41	222	242,868
5.500%	01/01/21	11	10,909
Government National Mortgage Assoc.
3.500%	01/15/42	297	309,446
3.500%	05/20/46	409	425,814
Overseas Private Investment Corp., Gov’t. Gtd. Notes
1.612%(s)	06/10/18	1,250	1,294,541
2.320%(s)	11/15/20	500	538,190
5.142%	12/15/23	471	519,112

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $35,886,949)			35,930,826

U.S. TREASURY OBLIGATIONS — 6.0%
U.S. Treasury Bonds
2.250%	08/15/46	662	582,069
2.500%	02/15/46	276	256,669
2.500%	05/15/46	1,346	1,250,728
3.000%	05/15/47	269	276,797
4.375%	02/15/38	341	433,336
3.125%	08/15/44	5,460	5,760,087
3.750%	11/15/43	2,410	2,824,972
4.500%	02/15/36	1,700	2,186,691
5.250%	11/15/28	2,680	3,438,880
U.S. Treasury Inflation Indexed Bonds, TIPS
0.125%	04/15/20	354	371,866
0.125%	04/15/21	297	307,721
0.375%	01/15/27	2,095	2,097,478
0.625%	07/15/21	410	457,705
0.750%	02/15/45	529	524,480
1.000%	02/15/46	1,243	1,302,801
2.375%	01/15/25	1,645	2,440,594
U.S. Treasury Notes
1.375%	08/31/20	1,595	1,584,034
1.375%	09/30/23	2,518	2,420,919
1.500%	02/28/19	4,215	4,218,952
1.625%	12/31/19	218	218,485
1.625%	08/31/22	312	307,710
1.625%	11/15/22	1,820	1,791,705
1.750%	06/30/22	612	607,530

A1040

AST NEW DISCOVERY ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. TREASURY OBLIGATIONS (Continued)
1.875%	07/31/22	419	$418,083
2.000%	05/31/21	660	665,878
2.000%	06/30/24	455	450,912
2.000%	08/15/25	675	663,451
2.250%	08/15/27	193	191,688
2.375%	05/31/18	3,915	3,942,680
2.375%	05/15/27	970	974,016
2.500%	08/15/23	1,141	1,170,416
2.625%	08/15/20	3,875	3,985,044
2.750%	11/15/23	1,367	1,420,826

TOTAL U.S. TREASURY OBLIGATIONS (cost $49,606,310)			49,545,203

TOTAL LONG-TERM INVESTMENTS (cost $654,489,087)			739,576,619

		Shares
SHORT-TERM INVESTMENTS — 15.2%

AFFILIATED MUTUAL FUNDS — 14.8%
Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund(w)		92,652,941	92,652,942
Prudential Investment Portfolios 2 - Prudential Institutional Money Market Fund (cost $30,748,424; includes $30,720,894 of cash collateral for securities on loan)(b)(w)		30,745,350	30,748,424

TOTAL AFFILIATED MUTUAL FUNDS (cost $123,401,366)			123,401,366

		Principal Amount (000)#
U.S. TREASURY OBLIGATION(k)(n) — 0.4%
U.S. Treasury Bills
1.081%	12/14/17	2,900	2,894,369

(cost $2,893,646)
TOTAL SHORT-TERM INVESTMENTS (cost $126,295,012)			126,295,735

TOTAL INVESTMENTS — 103.8% (cost $780,784,099)			865,872,354
Liabilities in excess of other assets(z) — (3.8)%			(31,449,684)

NET ASSETS — 100.0%			$834,422,670

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.

#	Principal amount is shown in U.S. dollars unless otherwise stated.

^	Indicates a Level 3 security. The aggregate value of Level 3 securities is $391,233 and 0.0% of net assets.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $30,144,538; cash collateral of $30,720,894 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.

(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at September 30, 2017.

(cc)	Variable rate instrument. The rate shown is based on the latest available information as of September 30, 2017. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.

(n)	Rate shown reflects yield to maturity at purchase date.

(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.

(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund and Prudential Institutional Money Market Fund.

(z)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

A1041

AST NEW DISCOVERY ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Futures contracts outstanding at September 30, 2017:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
71	5 Year U.S. Treasury Notes	Dec. 2017	$8,395,391	$8,342,500	$(52,891)
59	10 Year U.S. Treasury Notes	Dec. 2017	7,456,196	7,393,438	(62,758)
30	20 Year U.S. Treasury Bonds	Dec. 2017	4,641,749	4,584,375	(57,374)
166	Mini MSCI EAFE Index	Dec. 2017	16,252,850	16,420,720	167,870
50	Russell 2000 Mini Index	Dec. 2017	3,506,750	3,732,250	225,500
274	S&P 500 E-Mini Index	Dec. 2017	33,767,075	34,470,570	703,495
12	S&P Mid Cap 400 E-Mini Index	Dec. 2017	2,061,722	2,154,840	93,118

					$1,016,960

A security with a market value of $2,894,369 has been segregated with Goldman Sachs & Co. to cover requirements for open futures contracts at September 30, 2017.

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2017 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$391,182,840	$131,945,003	$—
Preferred Stock	—	130,932	—
Asset-Backed Securities
Automobiles	—	6,621,820	—
Credit Cards	—	1,991,850	—
Equipment	—	2,446,645	—
Other	—	4,906,102	—
Small Business Loan	—	3,800,470	—
Certificate of Deposit	—	—	240,835
Commercial Mortgage-Backed Securities	—	12,822,608	—
Corporate Bonds	—	85,866,678	150,398
Foreign Government Bonds	—	938,414	—
Municipal Bonds	—	8,434,506	—
Residential Mortgage-Backed Securities	—	2,621,489	—
U.S. Government Agency Obligations	—	35,930,826	—
U.S. Treasury Obligations	—	52,439,572	—
Affiliated Mutual Funds	123,401,366	—	—
Other Financial Instruments*
Futures Contracts	1,016,960	—	—

Total	$515,601,166	$350,896,915	$391,233

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

A1042

AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 99.6%

COMMON STOCKS — 93.6%
Argentina — 0.7%
Adecoagro SA*	33,500	$ 361,800
Banco Macro SA, ADR	1,290	151,382
BBVA Banco Frances SA, ADR(a)	5,600	114,184
Cresud SACIF y A, ADR*	16,500	308,055
Grupo Financiero Galicia SA, ADR(a)	6,230	321,094
MercadoLibre, Inc.(a)	2,600	673,218
Pampa Energia SA*	43,686	114,193
Pampa Energia SA, ADR*(a)	7,896	514,030
Transportadora de Gas del Sur SA (Class B Stock), ADR*	32,130	652,560

		3,210,516

Bahrain — 0.7%
Ahli United Bank BSC	2,322,552	1,615,108
Al Salam Bank-Bahrain BSC	2,267,959	557,905
GFH Financial Group BSC	1,595,344	720,173
Ithmaar Holding BSC*	3,309,705	421,119

		3,314,305

Botswana — 0.4%
Barclays Bank of Botswana Ltd.	466,032	271,294
Botswana Insurance Holdings Ltd.	123,564	221,281
Choppies Enterprises Ltd.	534,631	125,534
First National Bank of Botswana Ltd.	885,555	200,233
Letshego Holdings Ltd.	1,667,377	318,845
Sechaba Breweries Holdings Ltd.	401,237	764,198
Standard Chartered Bank Botswana Ltd.	91,217	47,804
Turnstar Holdings Ltd.	52,065	16,464

		1,965,653

Brazil — 4.3%
AES Tiete Energia SA, UTS	26,800	120,666
Ambev SA	35,600	236,498
Ambev SA, ADR	184,800	1,217,832
B3 SA - Brasil Bolsa Balcao	58,649	442,023
Banco do Brasil SA	19,875	219,324
BR Malls Participacoes SA	203,585	910,205
BRF SA*	33,460	483,863
CCR SA	141,700	796,382
Cia de Saneamento Basico do Estado de Sao Paulo, ADR	32,300	337,858
Cia de Saneamento de Minas Gerais-COPASA	8,300	112,243
Cia Energetica de Minas Gerais, ADR(a)	74,196	184,006
Cia Hering	15,600	139,590
Cia Paranaense de Energia, ADR	15,400	136,444
Cia Siderurgica Nacional SA*	17,700	53,651
Cielo SA	264,656	1,832,530
Cosan SA Industria e Comercio	13,500	153,962
CPFL Energia SA, ADR(a)	28,692	492,355
Cyrela Brazil Realty SA Empreendimentos e Participacoes	41,800	181,208
EcoRodovias Infraestrutura e Logistica SA	22,700	81,923
EDP - Energias do Brasil SA	29,400	140,913
Embraer SA, ADR(a)	23,900	540,379
Engie Brasil Energia SA	21,900	252,664
Equatorial Energia SA	11,200	217,023
Estacio Participacoes SA	47,000	459,590

	Shares	Value
COMMON STOCKS (Continued)
Brazil (cont’d.)
Even Construtora e Incorporadora SA*	70,900	$ 124,243
Fibria Celulose SA	23,400	316,665
Hypermarcas SA	84,100	852,113
Iguatemi Empresa de Shopping Centers SA	32,300	398,759
Iochpe Maxion SA	19,300	130,956
JBS SA	40,567	109,002
Klabin SA, UTS	40,300	235,655
Kroton Educacional SA	142,400	897,882
Light SA*	13,000	80,369
Localiza Rent a Car SA	23,745	433,642
Lojas Renner SA	67,100	762,705
Marfrig Global Foods SA*	48,640	99,057
MRV Engenharia e Participacoes SA	45,600	197,106
Multiplan Empreendimentos Imobiliarios SA	41,400	961,684
Natura Cosmeticos SA	10,300	101,792
Odontoprev SA	115,800	559,411
Qualicorp SA	92,300	1,093,442
Raia Drogasil SA	10,600	250,914
Rumo SA*	31,557	120,363
Smiles SA	6,100	154,082
TIM Participacoes SA	272,333	998,306
TOTVS SA	37,600	374,439
Ultrapar Participacoes SA	28,600	682,683
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	12,210	77,297
WEG SA	120,860	818,924

		20,574,623

Bulgaria — 0.4%
CB First Investment Bank AD*	155,563	507,861
Central Cooperative Bank AD*	87,402	94,726
Chimimport AD	265,946	290,007
Industrial Holding Bulgaria PLC*	72,512	45,178
MonBat AD	48,227	326,275
Petrol AD*^	90,727	5
Sopharma AD	197,237	519,796

		1,783,848

Chile — 3.1%
AES Gener SA	227,462	79,584
Aguas Andinas SA (Class A Stock)	327,850	208,594
Almendral SA	1,092,556	85,349
AntarChile SA	29,805	437,727
Banco de Chile	5,086,649	775,892
Banco de Credito e Inversiones	5,757	364,093
Banco Santander Chile	6,302,356	468,603
Banmedica SA	213,010	682,577
Cencosud SA	262,569	802,660
Cia Cervecerias Unidas SA, ADR(a)	14,950	402,604
Colbun SA	772,001	186,653
Embotelladora Andina SA (Class B Stock), ADR	9,150	251,991
Empresa Nacional de Telecomunicaciones SA	32,654	337,728
Empresas CMPC SA	252,098	663,596
Empresas COPEC SA	132,122	1,729,899
Enel Americas SA	2,916,314	597,114
Enel Chile SA	1,563,372	190,619
Enel Generacion Chile SA	315,372	275,357

A1043

AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Chile (cont’d.)
Engie Energia Chile SA	49,355	$ 106,321
Forus SA	18,500	77,457
Itau CorpBanca	26,181,273	246,412
Latam Airlines Group SA, ADR(a)	77,683	1,029,300
Parque Arauco SA	95,852	262,135
Quinenco SA	97,600	276,827
Ripley Corp. SA	146,630	139,689
SACI Falabella	175,311	1,709,669
Salfacorp SA	108,740	156,636
Sigdo Koppers SA	133,519	268,331
Sociedad Quimica y Minera de Chile SA, ADR(a)	26,100	1,452,726
SONDA SA	297,134	577,927
Vina Concha y Toro SA	139,650	232,085

		15,076,155

China — 11.1%
263 Network Communications Co. Ltd. (Class A Stock)*	55,100	81,471
3SBio, Inc., 144A*	241,500	388,457
AAC Technologies Holdings, Inc.	12,500	211,520
Agricultural Bank of China Ltd. (Class H Stock)	303,000	136,396
Air China Ltd. (Class H Stock)	142,000	118,108
Aisino Corp. (Class A Stock)	22,400	63,439
Alibaba Group Holding Ltd., ADR*(a)	7,400	1,278,054
Aluminum Corp. of China Ltd. (Class H Stock)*	1,066,000	956,385
Anhui Conch Cement Co. Ltd. (Class H Stock)	184,000	738,526
Avic Aviation Engine Corp. PLC (Class A Stock)	13,100	61,711
AviChina Industry & Technology Co. Ltd. (Class H Stock)	172,000	104,120
Baidu, Inc., ADR*	3,300	817,377
Bank of Beijing Co. Ltd. (Class A Stock)	59,957	67,385
Bank of China Ltd. (Class H Stock)	816,000	405,326
Bank of Communications Co. Ltd. (Class H Stock)	338,800	248,686
Bank of Ningbo Co. Ltd. (Class A Stock)	39,600	94,093
BBMG Corp. (Class H Stock)	684,000	348,498
Beijing Capital International Airport Co. Ltd. (Class H Stock)	146,000	217,918
Beijing Enterprises Holdings Ltd.	41,500	223,532
Beijing Enterprises Water Group Ltd.*	662,000	535,379
Beijing Orient Landscape & Environment Co. Ltd. (Class A Stock)	27,100	85,728
Beijing Originwater Technology Co. Ltd. (Class A Stock)	34,800	94,442
Beijing Water Business Doctor Co. Ltd. (Class A Stock)	36,500	109,251
BOE Technology Group Co. Ltd. (Class A Stock)	173,800	115,154
Brilliance China Automotive Holdings Ltd.	350,000	934,994
BYD Co. Ltd. (Class H Stock)	59,000	559,597
Cangzhou Mingzhu Plastic Co. Ltd. (Class A Stock)	33,200	73,651
CGN Power Co. Ltd. (Class H Stock), 144A	1,231,000	341,678

	Shares	Value
COMMON STOCKS (Continued)
China (cont’d.)
Changjiang Securities Co. Ltd. (Class A Stock)	46,400	$ 68,073
China Agri-Industries Holdings Ltd.	804,000	375,176
China Biologic Products Holdings, Inc.*	3,200	295,264
China CITIC Bank Corp. Ltd. (Class H Stock)	179,000	114,247
China Coal Energy Co. Ltd. (Class H Stock)	437,000	207,236
China Communications Construction Co. Ltd. (Class H Stock)	229,000	287,217
China Communications Services Corp. Ltd. (Class H Stock)	396,000	204,451
China Construction Bank Corp. (Class H Stock)	1,052,670	879,455
China Everbright Ltd.	32,000	73,899
China Fortune Land Development Co. Ltd. (Class A Stock)	17,000	79,543
China Hongqiao Group Ltd.*^	274,000	4
China Life Insurance Co. Ltd. (Class H Stock)	108,000	323,736
China Longyuan Power Group Corp. Ltd. (Class H Stock)	395,000	295,729
China Medical System Holdings Ltd.	245,000	429,055
China Mengniu Dairy Co. Ltd.*	316,000	886,418
China Merchants Bank Co. Ltd. (Class H Stock)	58,769	208,104
China Merchants Port Holdings Co. Ltd.	114,000	353,134
China Merchants Shekou Industrial Zone Holdings Co. Ltd. (Class A Stock)	38,200	105,299
China Minsheng Banking Corp. Ltd. (Class H Stock)	94,300	86,854
China Mobile Ltd.	245,000	2,487,229
China Molybdenum Co. Ltd. (Class H Stock)	870,000	525,814
China National Building Material Co. Ltd. (Class H Stock)	516,000	359,167
China National Nuclear Power Co. Ltd. (Class A Stock)	62,600	70,322
China Northern Rare Earth Group High-Tech Co. Ltd. (Class A Stock)	38,100	92,650
China Oilfield Services Ltd. (Class H Stock)	138,000	127,114
China Overseas Land & Investment Ltd.	292,720	955,062
China Overseas Property Holdings Ltd.	420,240	100,850
China Pacific Insurance Group Co. Ltd. (Class H Stock)	44,200	191,547
China Petroleum & Chemical Corp. (Class H Stock)	1,459,000	1,099,622
China Power International Development Ltd.	478,000	157,615
China Railway Group Ltd. (Class H Stock)	363,000	301,618
China Resources Beer Holdings Co. Ltd.	178,000	482,937
China Resources Gas Group Ltd.	112,000	390,956
China Resources Land Ltd.	54,444	167,399
China Resources Power Holdings Co. Ltd.	243,400	440,838
China Shanshui Cement Group Ltd.*^	551,000	—
China Shenhua Energy Co. Ltd. (Class H Stock)	206,500	488,238
China Shipbuilding Industry Co. Ltd. (Class A Stock)*^	59,700	28,082
China State Construction Engineering Corp. Ltd. (Class A Stock)	71,600	100,092
China Taiping Insurance Holdings Co. Ltd.	39,800	107,096

A1044

AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
China (cont’d.)
China Telecom Corp. Ltd. (Class H Stock)	532,000	$ 273,708
China Unicom Hong Kong Ltd.*	262,052	366,368
China United Network Communications Ltd. (Class A Stock)*	113,700	127,105
China Vanke Co. Ltd. (Class H Stock)	190,500	630,272
China Yangtze Power Co. Ltd. (Class A Stock)	50,200	113,902
China Yurun Food Group Ltd.*	741,000	88,380
China Zhongwang Holdings Ltd.	418,000	214,130
CITIC Guoan Information Industry Co. Ltd. (Class A Stock)	47,200	79,629
CITIC Ltd.	310,000	459,341
CNOOC Ltd. (Class H Stock)	984,000	1,273,839
COSCO Shipping Development Co. Ltd. (Class H Stock)*	683,000	155,210
COSCO Shipping Energy Transportation Co. Ltd. (Class H Stock)	194,000	108,053
COSCO Shipping Ports Ltd.	252,000	281,077
Country Garden Holdings Co. Ltd.	177,831	283,874
CRRC Corp. Ltd. (Class H Stock)	256,000	228,072
CSPC Pharmaceutical Group Ltd.	360,000	605,015
Ctrip.com International Ltd., ADR*(a)	12,900	680,346
Daqin Railway Co. Ltd. (Class A Stock)	62,400	82,351
Datang International Power Generation Co. Ltd. (Class H Stock)*	892,000	286,305
Dong-E-E-Jiao Co. Ltd. (Class A Stock)	10,600	103,661
Dongfeng Motor Group Co. Ltd. (Class H Stock)	322,000	427,295
Dr Peng Telecom & Media Group Co. Ltd. (Class A Stock)	18,200	54,292
East Money Information Co. Ltd. (Class A Stock)	36,600	76,241
Financial Street Holdings Co. Ltd. (Class A Stock)	59,800	109,919
Fuyao Glass Industry Group Co. Ltd. (Class A Stock)	25,300	97,051
GD Power Development Co. Ltd. (Class A Stock)	149,300	74,645
GEM Co. Ltd. (Class A Stock)	55,300	72,200
Gemdale Corp. (Class A Stock)	42,300	73,123
Golden Eagle Retail Group Ltd	242,000	285,841
Gree Electric Appliances, Inc. of Zhuhai (Class A Stock)	17,600	100,402
Guangdong Baolihua New Energy Stock Co. Ltd. (Class A Stock)	54,700	65,603
Guangdong Investment Ltd.	392,000	559,742
Guangdong Wens Foodstuffs Group Co. Ltd. (Class A Stock)	26,100	84,534
Guanghui Energy Co. Ltd. (Class A Stock)	105,700	67,049
Guangzhou Automobile Group Co. Ltd. (Class H Stock)	187,909	436,904
Hangzhou Hikvision Digital Technology Co. Ltd. (Class A Stock)	21,200	102,215
Han’s Laser Technology Industry Group Co. Ltd. (Class A Stock)	18,700	122,749
Hengan International Group Co. Ltd.	82,000	760,449
Huaneng Power International, Inc. (Class H Stock)	616,000	381,815

	Shares	Value
COMMON STOCKS (Continued)
China (cont’d.)
Huaneng Renewables Corp. Ltd. (Class H Stock)	662,000	$ 219,435
Hubei Energy Group Co. Ltd. (Class A Stock)	136,000	102,030
Hundsun Technologies, Inc. (Class A Stock)	10,500	80,754
Iflytek Co. Ltd. (Class A Stock)	11,200	90,504
Industrial & Commercial Bank of China Ltd. (Class H Stock)	881,000	658,556
Industrial Bank Co. Ltd. (Class A Stock)	40,600	105,715
Inner Mongolia BaoTou Steel Union Co. Ltd. (Class A Stock)*	217,140	88,332
Inner Mongolia Yili Industrial Group Co. Ltd. (Class A Stock)	39,000	161,480
JD.com, Inc., ADR*	6,900	263,580
Jiangsu Expressway Co. Ltd. (Class H Stock)	160,000	245,713
Jiangsu Hengrui Medicine Co. Ltd. (Class A Stock)	14,400	129,892
Jiangsu Yanghe Brewery Joint-Stock Co. Ltd. (Class A Stock)	7,500	114,680
Jiangxi Copper Co. Ltd. (Class H Stock)	221,000	351,133
Jiangxi Ganfeng Lithium Co. Ltd. (Class A Stock)	9,800	129,169
Jilin Aodong Pharmaceutical Group Co. Ltd. (Class A Stock)	24,700	83,583
Kangde Xin Composite Material Group Co. Ltd. (Class A Stock)	22,300	71,246
Kangmei Pharmaceutical Co. Ltd. (Class A Stock)	30,900	93,356
Kunlun Energy Co. Ltd.	230,000	225,086
Kweichow Moutai Co. Ltd. (Class A Stock)	2,700	210,446
Lenovo Group Ltd.	112,000	61,988
Lepu Medical Technology Beijing Co. Ltd. (Class A Stock)	27,400	88,686
Li Ning Co. Ltd.*	350,979	314,176
Luye Pharma Group Ltd.	378,000	220,863
Luzhou Laojiao Co. Ltd. (Class A Stock)	8,900	75,232
Midea Group Co. Ltd. (Class A Stock)	17,100	113,883
NetEase, Inc., ADR(a)	1,700	448,477
New Oriental Education & Technology Group, Inc., ADR	16,800	1,482,768
Oceanwide Holdings Co. Ltd. (Class A Stock)	61,500	75,269
Offshore Oil Engineering Co. Ltd. (Class A Stock)	65,600	60,943
PetroChina Co. Ltd. (Class H Stock)	1,110,000	706,463
PICC Property & Casualty Co. Ltd. (Class H Stock)	50,000	88,695
Ping An Bank Co. Ltd. (Class A Stock)	81,900	137,002
Ping An Insurance Group Co. of China Ltd. (Class H Stock)	75,000	579,331
Poly Real Estate Group Co. Ltd. (Class A Stock)	62,200	97,454
Qingdao Haier Co. Ltd. (Class A Stock)	46,500	105,684
Real Gold Mining Ltd.*^	209,000	—
RiseSun Real Estate Development Co. Ltd. (Class A Stock)	48,400	69,623
SAIC Motor Corp. Ltd. (Class A Stock)	24,100	109,642

A1045

AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
China (cont’d.)
Sanan Optoelectronics Co. Ltd. (Class A Stock)	37,700	$ 131,422
SDIC Power Holdings Co. Ltd. (Class A Stock)	65,400	72,260
Shandong Gold Mining Co. Ltd. (Class A Stock)	15,500	73,239
Shandong Weigao Group Medical Polymer Co. Ltd. (Class H Stock)	376,000	267,335
Shanghai Electric Group Co. Ltd. (Class H Stock)*	382,000	168,535
Shanghai Industrial Holdings Ltd.	85,000	258,054
Shanghai Oriental Pearl Media Co. Ltd. (Class A Stock)	20,900	63,844
Shanghai Pharmaceuticals Holding Co. Ltd. (Class H Stock)	152,300	373,140
Shanghai Pudong Development Bank Co. Ltd. (Class A Stock)	64,350	124,759
Shanxi Xishan Coal & Electricity Power Co. Ltd. (Class A Stock)	48,900	76,156
Shenwan Hongyuan Group Co. Ltd. (Class A Stock)	89,860	78,891
Shenzhen Inovance Technology Co. Ltd. (Class A Stock)	21,300	92,798
SINA Corp.*	2,000	229,300
Sino-Ocean Group Holding Ltd.	161,500	108,110
Sinopec Shanghai Petrochemical Co. Ltd. (Class H Stock)	698,000	417,018
Sinopharm Group Co. Ltd. (Class H Stock)	245,200	1,086,112
Sohu.com, Inc.*	1,600	87,120
Suning Commerce Group Co. Ltd. (Class A Stock)	49,800	98,286
Tasly Pharmaceutical Group Co. Ltd. (Class A Stock)	11,300	59,795
Tencent Holdings Ltd.	60,900	2,662,590
Tianqi Lithium Corp. (Class A Stock)	10,500	111,480
Tingyi Cayman Islands Holding Corp.	340,000	512,532
Tonghua Dongbao Pharmaceutical Co. Ltd. (Class A Stock)	23,760	69,067
Tsinghua Tongfang Co. Ltd. (Class A Stock) .	32,900	60,452
Tsingtao Brewery Co. Ltd. (Class H Stock)	54,000	207,503
Wanhua Chemical Group Co. Ltd. (Class A Stock)	29,880	189,609
Want Want China Holdings Ltd.	753,400	530,813
Weibo Corp., ADR*(a)	400	39,576
Weichai Power Co. Ltd. (Class H Stock)	208,000	229,404
Wintime Energy Co. Ltd. (Class A Stock)	109,800	59,533
Wuliangye Yibin Co. Ltd. (Class A Stock)	12,900	111,389
Yangzijiang Shipbuilding Holdings Ltd.	330,000	348,822
Yonghui Superstores Co. Ltd. (Class A Stock)	94,800	114,043
Youngor Group Co. Ltd. (Class A Stock)	43,120	63,685
Yunnan Baiyao Group Co. Ltd. (Class A Stock)	7,500	102,429
Zhaojin Mining Industry Co. Ltd. (Class H Stock)	184,000	155,718
Zhejiang Expressway Co. Ltd. (Class H Stock)	148,000	184,364
Zhongsheng Group Holdings Ltd	270,000	586,498
Zijin Mining Group Co. Ltd. (Class H Stock)	1,492,000	513,274

	Shares	Value
COMMON STOCKS (Continued)
China (cont’d.)
ZTE Corp. (Class H Stock)*	132,729	$ 436,737

		53,167,286

Colombia — 1.2%
Almacenes Exito SA	75,552	396,719
Banco de Bogota SA	12,177	284,126
BanColombia SA	29,008	320,839
Bancolombia SA, ADR	13,200	604,428
Celsia SA ESP	124,720	197,276
Cementos Argos SA	63,127	251,079
Cemex Latam Holdings SA*	30,558	120,084
Corp Financiera Colombiana SA	12,268	119,479
Ecopetrol SA, ADR(a)	91,400	867,386
Empresa de Energia de Bogota SA ESP	546,044	371,887
Empresa de Telecomunicaciones de Bogota*	321,215	55,676
Grupo Argos SA	54,106	388,022
Grupo de Inversiones Suramericana SA	29,045	405,516
Grupo Nutresa SA	85,096	777,758
Interconexion Electrica SA ESP	145,230	676,543
Odinsa SA	25,472	78,065

		5,914,883

Croatia — 0.6%
Atlantic Grupa dd	1,548	195,578
Atlantska Plovidba dd*	1,177	75,993
Ericsson Nikola Tesla dd	1,376	247,636
Hrvatski Telekom dd	26,954	748,476
Koncar-Elektroindustrija dd	1,343	147,365
Ledo dd^	122	33,197
Podravka Prehrambena Ind dd	7,310	341,962
Valamar Riviera dd	111,744	761,308
Zagrebacka Banka dd	35,083	277,026

		2,828,541

Czech Republic — 0.8%
CEZ A/S	52,482	1,054,194
Komercni Banka A/S	32,820	1,433,789
O2 Czech Republic A/S	4,156	51,052
Pegas Nonwovens SA	12,383	518,148
Philip Morris CR A/S	664	500,537
Unipetrol A/S	17,874	276,434

		3,834,154

Estonia — 0.5%
AS Merko Ehitus	9,442	107,382
AS Tallinna Vesi (Class A Stock)	33,851	496,258
Olympic Entertainment Group A/S	263,501	569,742
Tallink Grupp A/S	485,209	607,078
Tallinna Kaubamaja Grupp A/S	68,345	774,802

		2,555,262

Ghana — 0.4%
CAL Bank Ltd.*	1,140,075	258,541
Ghana Commercial Bank Ltd.	1,190,800	1,081,132
Standard Chartered Bank Ghana Ltd.	78,000	348,960

		1,688,633

Greece — 1.4%
Aegean Airlines SA	12,691	121,351

A1046

AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Greece (cont’d.)
Aegean Marine Petroleum Network, Inc.(a)	10,200	$ 50,490
Alpha Bank AE*	204,584	405,542
Athens Water Supply & Sewage Co. SA	16,362	119,282
Diana Shipping, Inc.*(a)	37,300	135,399
Ellaktor SA*	48,048	89,401
Eurobank Ergasias SA*	204,149	181,453
FF Group*	9,316	202,846
GEK Terna Holding Real Estate Construction SA*	31,494	144,064
Grivalia Properties REIC AE, REIT	31,258	321,768
Hellenic Exchanges - Athens Stock Exchange SA	28,659	165,797
Hellenic Petroleum SA	21,408	182,587
Hellenic Telecommunications Organization SA	87,378	1,058,212
HOLDING Co. ADMIE IPTO SA*	68,438	149,154
JUMBO SA	21,510	356,076
LAMDA Development SA*	9,486	76,563
Motor Oil Hellas Corinth Refineries SA	21,444	513,273
Mytilineos Holdings SA*	36,112	356,460
National Bank of Greece SA*	1,176,559	401,446
OPAP SA	48,550	514,313
Piraeus Bank SA*	21,838	75,246
Public Power Corp. SA*	68,438	161,710
Terna Energy SA	20,588	99,152
Titan Cement Co. SA	26,824	680,402
Tsakos Energy Navigation Ltd.(a)	22,400	100,576

		6,662,563

Hong Kong — 1.0%
China Gas Holdings Ltd.	310,000	930,419
Fullshare Holdings Ltd.*(a)	412,500	179,842
Kingboard Chemical Holdings Ltd.	165,000	878,755
Lee & Man Paper Manufacturing Ltd.	287,000	369,279
Nine Dragons Paper Holdings Ltd.	289,000	571,946
Shimao Property Holdings Ltd.	42,000	91,594
Sino Biopharmaceutical Ltd.	798,000	845,430
WH Group Ltd., 144A	712,000	758,282

		4,625,547

Hungary — 0.7%
Magyar Telekom Telecommunications PLC	173,071	315,118
MOL Hungarian Oil & Gas PLC	100,512	1,143,078
OTP Bank PLC	28,431	1,067,352
Richter Gedeon Nyrt	40,746	1,012,497

		3,538,045

India — 5.6%
ACC Ltd.	6,400	162,494
Adani Ports & Special Economic Zone Ltd.	86,589	500,295
Adani Power Ltd.*	177,209	80,342
Ambuja Cements Ltd.	73,500	300,142
Apollo Hospitals Enterprise Ltd.	7,700	118,651
Ashok Leyland Ltd.	173,423	327,343
Asian Paints Ltd.	24,250	420,801
Aurobindo Pharma Ltd.	27,300	289,510
Axis Bank Ltd.	38,943	304,040
Bajaj Auto Ltd.	3,960	188,597
Bharat Heavy Electricals Ltd.	159,180	205,111

	Shares	Value
COMMON STOCKS (Continued)
India (cont’d.)
Bharat Petroleum Corp. Ltd.	48,600	$ 350,964
Bharti Airtel Ltd.	213,436	1,274,610
Bharti Infratel Ltd.	94,195	574,783
Bosch Ltd.	663	208,773
CG Power and Industrial Solutions Ltd.*	59,700	72,120
Cipla Ltd.	29,550	265,189
Coal India Ltd.	76,370	316,990
Colgate-Palmolive India Ltd.	12,900	210,812
Container Corp. of India Ltd.	16,248	335,227
Crompton Greaves Consumer Electricals Ltd.	59,700	191,149
Dabur India Ltd.	43,900	205,124
Divi’s Laboratories Ltd.	9,319	122,252
DLF Ltd.	68,573	172,877
Dr. Reddy’s Laboratories Ltd.	7,725	276,173
Eicher Motors Ltd.	1,045	500,123
GAIL India Ltd.	41,948	269,469
Glenmark Pharmaceuticals Ltd.	18,324	167,985
Godrej Consumer Products Ltd.	22,400	315,798
Havells India Ltd.	41,500	307,504
HCL Technologies Ltd.	24,640	330,205
HDFC Bank Ltd.	22,548	624,196
Hero MotoCorp Ltd.	4,595	265,944
Hindalco Industries Ltd.	83,000	306,679
Hindustan Unilever Ltd.	48,190	866,893
Housing Development Finance Corp. Ltd.	26,870	717,242
ICICI Bank Ltd., ADR	40,150	343,684
Idea Cellular Ltd.	260,234	308,986
IDFC Ltd.	104,784	94,846
IFCI Ltd.*	182,664	64,707
Indian Oil Corp. Ltd.	36,998	227,107
IndusInd Bank Ltd.	8,505	219,318
Infosys Ltd.	17,600	242,998
Infosys Ltd., ADR(a)	55,220	805,660
ITC Ltd.	146,375	579,178
Jindal Steel & Power Ltd.*	108,435	224,226
JSW Energy Ltd.	94,200	106,609
JSW Steel Ltd.	67,000	255,339
Kotak Mahindra Bank Ltd.	19,984	307,021
Larsen & Toubro Ltd., GDR	29,090	508,339
LIC Housing Finance Ltd.	17,455	167,986
Lupin Ltd.	15,969	248,033
Mahindra & Mahindra Ltd., GDR	14,916	287,879
Marico Ltd.	33,828	161,181
Maruti Suzuki India Ltd.	5,794	708,928
Nestle India Ltd.	2,600	287,691
NHPC Ltd.	226,173	93,734
NTPC Ltd.	209,372	537,103
Oil & Natural Gas Corp. Ltd.	105,459	276,366
Oil India Ltd.	17,443	94,588
Power Grid Corp. of India Ltd.	242,708	784,636
Rajesh Exports Ltd.	8,600	107,964
Reliance Communications Ltd.*	281,047	82,669
Reliance Industries Ltd.	40,698	487,201
Reliance Industries Ltd., GDR, 144A	50,182	1,196,841
Reliance Infrastructure Ltd.	30,200	215,444
Reliance Power Ltd.*	163,449	103,103
Siemens Ltd.	10,900	198,735
State Bank of India	21,736	84,652

A1047

AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
India (cont’d.)
State Bank of India, GDR	4,133	$ 158,707
Steel Authority of India Ltd.*	29,090	23,934
Sun Pharmaceutical Industries Ltd.	75,774	584,777
Tata Communications Ltd.	10,702	112,420
Tata Consultancy Services Ltd.	17,776	663,732
Tata Motors Ltd., ADR*	9,690	303,006
Tata Power Co. Ltd. (The)	193,885	231,294
Tata Steel Ltd.	15,416	154,335
Tech Mahindra Ltd.	21,808	152,999
Titan Co. Ltd.	19,075	170,853
UltraTech Cement Ltd.	6,137	362,378
United Spirits Ltd.*	6,426	236,249
UPL Ltd.	26,252	313,442
Vedanta Ltd.	80,962	390,739
Wipro Ltd.	57,128	245,290
WNS Holdings Ltd., ADR*	4,200	153,300
Zee Entertainment Enterprises Ltd.	35,088	279,816

		27,096,430

Indonesia — 2.6%
Adaro Energy Tbk PT	5,119,500	694,949
AKR Corporindo Tbk PT	523,500	275,826
Astra Agro Lestari Tbk PT	44,000	48,601
Astra International Tbk PT	1,740,900	1,022,095
Bank Central Asia Tbk PT	465,300	701,640
Bank CIMB Niaga Tbk PT*	22,004	2,117
Bank Danamon Indonesia Tbk PT	301,900	116,608
Bank Mandiri Persero Tbk PT	888,600	444,060
Bank Negara Indonesia Persero Tbk PT	227,400	125,042
Bank Rakyat Indonesia Persero Tbk PT	447,200	507,715
Berlian Laju Tanker Tbk PT*^	6,511,500	—
Charoen Pokphand Indonesia Tbk PT	573,700	116,825
Energi Mega Persada Tbk PT*	2,976,188	17,470
Gudang Garam Tbk PT	54,900	268,328
Hanson International Tbk PT*	10,479,000	97,204
Indo Tambangraya Megah Tbk PT	145,000	218,144
Indocement Tunggal Prakarsa Tbk PT	331,500	465,682
Indofood CBP Sukses Makmur Tbk PT	361,600	234,424
Indofood Sukses Makmur Tbk PT	560,700	351,119
Indosat Tbk PT	180,700	83,852
Jasa Marga Persero Tbk PT	731,000	303,852
Kalbe Farma Tbk PT	8,458,000	1,046,462
Lippo Karawaci Tbk PT	1,854,500	99,851
Matahari Department Store Tbk PT	239,000	164,678
Mitra Keluarga Karyasehat Tbk PT	1,121,000	169,118
Pembangunan Perumahan Persero Tbk PT	478,792	82,236
Perusahaan Gas Negara Persero Tbk PT	3,754,500	439,398
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	628,800	65,858
Semen Indonesia Persero Tbk PT	739,800	556,721
Sigmagold Inti Perkasa Tbk PT*^	3,222,800	10,767
Siloam International Hospitals Tbk PT*	135,800	100,839
Surya Citra Media Tbk PT	503,100	81,820
Tambang Batubara Bukit Asam Persero Tbk PT	318,200	247,009
Telekomunikasi Indonesia Persero Tbk PT	4,496,900	1,563,929
Tower Bersama Infrastructure Tbk PT	271,100	132,386
Unilever Indonesia Tbk PT	115,800	421,152
United Tractors Tbk PT	364,300	866,242

	Shares	Value
COMMON STOCKS (Continued)
Indonesia (cont’d.)
Vale Indonesia Tbk PT*	1,106,500	$ 213,079
Waskita Karya Persero Tbk PT	1,540,000	203,226
XL Axiata Tbk PT*	249,800	69,407

		12,629,731

Jordan — 0.7%
Al-Eqbal Investment Co. PLC	12,962	476,949
Arab Bank PLC	173,376	1,361,010
Arab Potash (The)	15,222	386,596
Bank of Jordan	49,053	187,358
Cairo Amman Bank	58,603	125,550
Capital Bank of Jordan	113,533	147,411
Jordan Ahli Bank	72,045	121,994
Jordan Islamic Bank	38,877	204,013
Jordan Petroleum Refinery Co.	66,156	272,806
Jordan Telecommunications Co. PSC	15,279	47,329
Jordanian Electric Power Co.	60,482	159,650

		3,490,666

Kazakhstan — 0.5%
Halyk Savings Bank of Kazakhstan JSC, GDR*	88,679	810,526
KazMunaiGas Exploration Production JSC, GDR	59,844	592,456
KCell JSC, GDR	130,133	728,745
Nostrum Oil & Gas PLC*	55,050	299,266

		2,430,993

Kenya — 0.8%
ARM Cement Ltd.*	264,000	35,853
Bamburi Cement Co. Ltd.	87,300	152,263
Barclays Bank of Kenya Ltd.	857,300	83,938
British American Tobacco Kenya Ltd.	24,700	192,702
Co-operative Bank of Kenya Ltd. (The)	1,300,472	215,031
Diamond Trust Bank Kenya Ltd.	63,910	114,533
East African Breweries Ltd.	227,100	549,424
Equity Group Holdings Ltd.	1,413,000	531,094
KCB Group Ltd.	1,310,640	520,652
KenolKobil Ltd. Group	760,000	117,871
Kenya Power & Lighting Ltd.	1,059,105	102,207
Nation Media Group Ltd.	122,100	131,659
Safaricom Ltd.	4,524,700	1,084,579
Standard Chartered Bank Kenya Ltd.	44,331	99,394

		3,931,200

Kuwait — 1.5%
Agility Public Warehousing Co. KSC	258,536	761,090
Al Ahli Bank of Kuwait KSCP	112,009	114,639
Al Mazaya Holding Co. KSCP	299,818	114,315
ALAFCO Aviation Lease & Finance Co. KSCP	167,700	203,221
Boubyan Bank KSCP	135,523	197,469
Boubyan Petrochemicals Co. KSCP	191,000	421,734
Burgan Bank SAK	70,374	82,295
Commercial Bank of Kuwait KPSC	72,598	99,567
Gulf Bank KSCP	216,627	171,420
Gulf Cable & Electrical Industries Co. KSCP	36,100	62,211
Human Soft Holding Co. KSC	22,003	286,456
Jazeera Airways Co. KSC	44,681	86,393
Kuwait Cement Co. KSC	91,882	139,647

A1048

AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Kuwait (cont’d.)
Kuwait Finance House KSCP	339,207	$ 674,523
Kuwait International Bank KSCP	108,105	88,378
Kuwait Portland Cement Co. KSC	23,371	76,927
Kuwait Projects Co. Holding KSCP	64,055	75,743
Kuwait Real Estate Co.*	781,914	164,580
Mabanee Co. SAK	208,938	546,950
Mezzan Holding Co. KSCC	66,639	184,557
Mobile Telecommunications Co. KSC	609,335	1,032,830
National Bank of Kuwait SAKP	343,491	865,247
National Gulf Holding^	71,835	—
National Industries Group Holding SAK*	269,467	137,963
National Real Estate Co. KPSC*	380,852	171,773
Qurain Petrochemical Industries Co. KSC	304,500	343,184
Sultan Center Food Products Co. KSC*^	226,000	75
VIVA Kuwait Telecom Co.	51,793	137,264

		7,240,451

Latvia — 0.1%
Grindeks A/S	52,160	511,258

Lebanon — 0.1%
Solidere, GDR	27,034	216,272

Lithuania — 0.4%
Apranga PVA	78,286	243,387
Klaipedos Nafta AB	513,391	309,453
Pieno Zvaigzdes*	111,220	180,212
Rokiskio Suris*	145,010	433,181
Siauliu Bankas AB	813,485	547,709

		1,713,942

Malaysia — 2.7%
AirAsia Bhd	151,000	123,491
Alliance Financial Group Bhd	57,400	53,050
AMMB Holdings Bhd	77,300	79,919
Astro Malaysia Holdings Bhd	242,100	161,780
Axiata Group Bhd	305,925	380,239
Berjaya Corp. Bhd*	831,931	68,090
Berjaya Sports Toto Bhd	143,387	83,869
Boustead Holdings Bhd	106,904	74,218
British American Tobacco Malaysia Bhd	13,000	134,643
Bumi Armada Bhd*	1,242,550	215,266
CIMB Group Holdings Bhd	140,500	209,891
Dialog Axiata PLC	1,841,634	145,397
Dialog Group Bhd	186,120	88,250
DiGi.Com Bhd	295,100	342,592
Felda Global Ventures Holdings Bhd	303,600	121,720
Gamuda Bhd	143,200	179,114
Genting Bhd	206,400	467,142
Genting Malaysia Bhd	297,700	379,433
Genting Plantations Bhd	38,100	92,969
Globetronics Technology Bhd	157,000	228,879
Hartalega Holdings Bhd	181,900	299,995
Hong Leong Bank Bhd	20,000	75,171
Hong Leong Financial Group Bhd	23,500	92,495
IHH Healthcare Bhd	445,900	607,299
IJM Corp. Bhd	186,080	145,473
Inari Amertron Bhd	413,000	248,717
IOI Corp. Bhd	293,046	315,406
IOI Properties Group Bhd	253,772	121,447
KNM Group Bhd*	1,468,200	92,380

	Shares	Value
COMMON STOCKS (Continued)
Malaysia (cont’d.)
Kossan Rubber Industries	87,500	$ 143,067
Kuala Lumpur Kepong Bhd	47,400	275,724
Lafarge Malaysia Bhd*	110,500	177,078
Magnum Bhd	177,450	76,088
Malayan Banking Bhd	145,650	328,959
Malaysia Airports Holdings Bhd	32,100	64,627
Maxis Bhd	186,200	255,891
MISC Bhd	68,900	119,279
MMC Corp. Bhd	92,800	45,758
My EG Services Bhd	693,250	336,992
Petronas Chemicals Group Bhd	339,900	587,141
Petronas Dagangan Bhd	82,700	476,660
Petronas Gas Bhd	53,600	227,576
PPB Group Bhd	46,700	186,549
Press Metal Aluminium Holdings Bhd	810,040	723,844
Public Bank Bhd	77,837	376,926
QL Resources Bhd	108,550	102,064
RHB Bank Bhd	79,687	95,028
SapuraKencana Petroleum Bhd	1,041,605	376,004
Sime Darby Bhd	152,000	324,788
Telekom Malaysia Bhd	187,500	288,899
Tenaga Nasional Bhd	227,800	773,001
Top Glove Corp. Bhd	174,700	229,717
UMW Holdings Bhd*	54,200	71,321
UMW Oil & Gas Corp. Bhd*	55,891	3,979
Unisem M Bhd	292,900	261,856
VS Industry Bhd	367,500	231,784
WCT Holdings Bhd*	212,195	87,976
YTL Corp. Bhd	437,841	141,146
YTL Power International Bhd	325,300	105,619

		13,123,676

Mauritius — 0.8%
Alteo Ltd.	131,407	123,642
CIEL Ltd.	727,049	160,386
ENL Land Ltd.	231,429	306,168
Lux Island Resorts Ltd.	223,300	412,184
MCB Group Ltd.	174,992	1,477,106
Omnicane Ltd.	75,913	130,117
Phoenix Beverages Ltd.	22,533	321,185
Rogers & Co. Ltd.	377,735	350,039
SBM Holdings Ltd.	1,766,387	410,435

		3,691,262

Mexico — 5.7%
Alfa SAB de CV (Class A Stock)	640,000	806,590
Alsea SAB de CV	101,500	374,452
America Movil SAB de CV (Class L Stock), ADR(a)	341,000	6,052,750
Arca Continental SAB de CV	55,399	378,180
Bolsa Mexicana de Valores SAB de CV	318,800	532,034
Cemex SAB de CV, ADR*(a)	141,489	1,284,719
Cemex SAB de CV, UTS*	184,713	167,774
Coca-Cola Femsa SAB de CV (Class L Stock)	46,800	361,421
El Puerto de Liverpool SAB de CV (Class C1 Stock)	42,760	345,344
Empresas ICA SAB de CV*(a)	265,500	5,286
Fibra Uno Administracion SA de CV, REIT	154,400	260,471

A1049

AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Mexico (cont’d.)
Fomento Economico Mexicano SAB de CV, ADR	14,140	$ 1,350,794
Fomento Economico Mexicano SAB de CV, UTS	41,200	393,402
Genomma Lab Internacional SAB de CV (Class B Stock)*	351,700	447,302
Gentera SAB de CV	323,300	523,742
Gruma SAB de CV (Class B Stock)	4,460	65,499
Grupo Aeroportuario del Pacifico SAB de CV (Class B Stock)	94,006	962,774
Grupo Aeroportuario del Sureste SAB de CV (Class B Stock)	10,965	209,124
Grupo Bimbo SAB de CV (Class A Stock)	112,700	272,745
Grupo Carso SAB de CV (Class A1 Stock)	184,100	726,796
Grupo Elektra SAB de CV	5,714	258,878
Grupo Financiero Banorte SAB de CV (Class O Stock)	302,000	2,079,173
Grupo Financiero Inbursa SAB de CV (Class O Stock)	415,600	759,765
Grupo Financiero Santander Mexico SAB de CV (Class B Stock)	71,800	145,729
Grupo Mexico SAB de CV (Class B Stock)	459,493	1,407,245
Grupo Televisa SAB, ADR	61,900	1,527,073
Grupo Televisa SAB, UTS	154,900	763,442
Impulsora del Desarrollo y el Empleo en America Latina SAB de CV*(a)	414,000	772,982
Industrias CH SAB de CV (Class B Stock)*	52,900	227,752
Industrias Penoles SAB de CV	28,600	712,094
Infraestructura Energetica Nova SAB de CV	91,100	510,130
Kimberly-Clark de Mexico SAB de CV (Class A Stock)	116,300	237,007
Mexichem SAB de CV	221,173	583,116
Minera Frisco SAB de CV (Class A1 Stock)*	171,500	108,871
Nemak SAB de CV, 144A	421,000	361,815
Promotora y Operadora de Infraestructura SAB de CV	14,355	151,559
Telesites SAB de CV*	414,054	318,783
TV Azteca SAB de CV, UTS	444,600	81,547
Wal-Mart de Mexico SAB de CV	387,700	887,814

		27,415,974

Monaco — 0.1%
Costamare, Inc.	18,300	113,094
GasLog Ltd.(a)	14,400	251,280
Navios Maritime Holdings, Inc.*(a)	46,400	77,488

		441,862

Morocco — 0.7%
Attijariwafa Bank	10,440	514,108
Banque Centrale Populaire	12,362	392,912
BMCE Bank	8,837	191,807
Ciments du Maroc	585	98,756
Cosumar	13,470	414,293
Douja Promotion Groupe Addoha SA	71,665	327,803
LafargeHolcim Maroc SA	2,303	436,059
Lesieur Cristal	11,785	206,171
Maroc Telecom	38,108	553,410
Societe d’Exploitation des Ports	12,593	183,577

		3,318,896

	Shares	Value
COMMON STOCKS (Continued)
Netherlands — 0.1%
VEON Ltd., ADR	79,920	$ 334,066

Nigeria — 0.5%
Access Bank PLC	3,416,876	91,353
Afriland Properties PLC, REIT*^	383,641	3,130
Dangote Cement PLC	495,581	292,724
FBN Holdings PLC	5,173,790	81,020
Forte Oil PLC*	281,382	39,091
Guaranty Trust Bank PLC	5,463,189	605,415
Guinness Nigeria PLC	250,017	65,751
Lafarge Africa PLC	627,424	88,108
Nestle Nigeria PLC	45,536	154,080
Nigerian Breweries PLC	672,194	307,395
Oando PLC*	2,757,553	45,270
SEPLAT Petroleum Development Co. PLC, 144A*	118,289	176,456
UAC of Nigeria PLC	1,531,454	63,767
United Bank for Africa PLC	6,414,792	153,740
Zenith Bank PLC	4,352,132	282,135

		2,449,435

Oman — 0.7%
Al Anwar Ceramic Tiles Co. SAOG	80,050	28,103
Al Batinah Power Co. SAOG	264,819	89,565
Al Suwadi Power	268,549	96,201
Bank Dhofar SAOG	412,096	226,863
Bank Muscat SAOG	557,444	569,977
Bank Nizwa SAOG*	651,459	155,399
Bank Sohar SAOG	427,756	177,345
HSBC Bank Oman SAOG	273,053	85,089
National Bank of Oman SAOG	341,383	185,155
Oman Cables Industry	18,048	70,137
Oman Cement Co. SAOG	122,465	127,887
Oman Flour Mills Co. SAOG	64,478	155,986
Oman Telecommunications Co. SAOG	179,045	592,544
Ominvest	86,818	103,647
Ooredoo	195,265	241,070
Phoenix Power Co. SAOC	263,153	84,848
Raysut Cement Co. SAOG	90,232	213,530
Renaissance Services SAOG*	227,760	138,329
Sembcorp Salalah Power & Water Co.	267,051	153,984

		3,495,659

Pakistan — 1.3%
Bank Alfalah Ltd.*	312,500	125,724
D.G. Khan Cement Co. Ltd.	71,300	99,418
Engro Corp. Ltd.	64,498	185,661
Engro Foods Ltd.	81,400	73,467
Fauji Cement Co. Ltd.	242,500	74,902
Fauji Fertilizer Bin Qasim Ltd.	190,000	64,692
Fauji Fertilizer Co. Ltd.	149,387	117,880
Ferozsons Laboratories Ltd.	9,100	26,004
GlaxoSmithKline Consumer Healthcare Pakistan Ltd.*	10,500	27,714
GlaxoSmithKline Pakistan Ltd.	78,300	136,833
Habib Bank Ltd.	205,900	353,238
Honda Atlas Cars Pakistan Ltd.	21,900	112,235
Hub Power Co. Ltd. (The)	372,355	395,336
Indus Motor Co. Ltd.	11,280	184,649
International Steels Ltd.	87,000	100,127

A1050

AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Pakistan (cont’d.)
K-Electric Ltd.*	1,377,500	$ 92,044
Kot Addu Power Co. Ltd.	250,500	180,916
Lucky Cement Ltd.	55,450	297,565
Maple Leaf Cement Factory Ltd.	87,000	69,382
Mari Petroleum Co. Ltd.	9,700	138,731
MCB Bank Ltd.	200,947	398,704
Millat Tractors Ltd.	17,620	208,894
National Bank of Pakistan	193,104	90,017
National Refinery Ltd.	15,400	97,057
Nishat Mills Ltd.	212,575	293,205
Oil & Gas Development Co. Ltd.	173,900	245,376
Packages Ltd.	14,500	79,407
Pak Elektron Ltd.	192,800	139,094
PAK Suzuki Motor Co. Ltd.	35,400	153,921
Pakistan Oilfields Ltd.	30,400	153,740
Pakistan Petroleum Ltd.	133,789	221,960
Pakistan State Oil Co. Ltd.	68,107	285,760
Pakistan Telecommunication Co. Ltd.	389,800	54,512
Searle Co. Ltd. (The)	57,037	218,761
SUI Northern Gas Pipeline Ltd.*	217,000	275,973
SUI Southern Gas Co. Ltd.*	216,000	74,312
TRG Pakistan*	286,500	100,411
United Bank Ltd.	146,300	264,165

		6,211,787

Panama — 0.3%
Copa Holdings SA (Class A Stock)	10,806	1,345,671

Peru — 1.6%
Alicorp SAA	341,834	970,715
Cia de Minas Buenaventura SAA, ADR	45,600	583,224
Cia Minera Milpo SAA*	178,924	257,610
Credicorp Ltd.	13,850	2,839,527
Enel Generacion Peru SAA	234,881	168,368
Ferreycorp SAA	525,810	343,088
Grana y Montero SAA*	245,062	231,219
Intercorp Financial Services, Inc.	9,549	353,408
Southern Copper Corp.(a)	43,107	1,713,934
Volcan Cia Minera SAA (Class B Stock)	608,590	218,126

		7,679,219

Philippines — 2.7%
Aboitiz Equity Ventures, Inc.	208,370	300,722
Aboitiz Power Corp.	476,000	401,779
Alliance Global Group, Inc.*	435,100	137,383
Ayala Corp.	27,310	521,919
Ayala Land, Inc.	689,500	591,282
Bank of the Philippine Islands	165,380	323,948
BDO Unibank, Inc.	232,179	597,992
Bloomberry Resorts Corp.*	1,471,800	310,117
Cemex Holdings Philippines, Inc., 144A*	1,101,000	109,051
Cosco Capital, Inc.	826,300	138,007
D&L Industries, Inc.	935,800	186,131
DMCI Holdings, Inc.	456,000	140,013
Emperador, Inc.	748,300	106,607
Energy Development Corp.	2,153,400	238,464
Filinvest Land, Inc.	2,488,000	99,509
First Gen Corp.	502,000	187,083
Globe Telecom, Inc.	10,395	419,995
GT Capital Holdings, Inc.	6,940	158,704

	Shares	Value
COMMON STOCKS (Continued)
Philippines (cont’d.)
International Container Terminal Services, Inc.	92,600	$ 189,988
JG Summit Holdings, Inc.	323,620	477,857
Jollibee Foods Corp.	153,200	735,262
Lopez Holdings Corp.	589,100	70,143
LT Group, Inc.	259,000	89,750
Manila Electric Co.	72,840	405,765
Manila Water Co., Inc.	208,500	126,844
Megaworld Corp.	2,214,000	228,219
Melco Resorts And Entertainment Philippines Corp.*	1,466,000	219,108
Metro Pacific Investments Corp.	1,182,600	156,148
Metropolitan Bank & Trust Co.	119,008	202,862
Petron Corp.	561,500	115,898
Philex Mining Corp.	1,064,100	174,583
PLDT, Inc.	25,855	844,202
Puregold Price Club, Inc.	258,600	265,438
Robinsons Land Corp.	155,300	77,458
Robinsons Retail Holdings, Inc.	180,480	352,019
San Miguel Corp.	42,300	81,832
Security Bank Corp.	32,050	153,613
Semirara Mining & Power Corp.	544,800	501,048
SM Investments Corp.	48,778	848,539
SM Prime Holdings, Inc.	1,170,550	794,658
Travellers International Hotel Group, Inc.	1,259,000	95,385
Universal Robina Corp.	239,400	721,115

		12,896,440

Poland — 3.2%
Alior Bank SA*	16,767	314,922
AmRest Holdings SE*	4,267	424,979
Asseco Poland SA	28,214	358,105
Bank Handlowy w Warszawie SA	6,200	117,470
Bank Millennium SA*	79,551	153,007
Bank Pekao SA	16,859	591,982
Bank Zachodni WBK SA	3,981	381,417
Boryszew SA*	58,224	159,643
Budimex SA	5,800	348,308
CCC SA	9,072	686,480
CD Projekt SA	31,056	990,512
Ciech SA*	8,108	144,831
Cyfrowy Polsat SA	53,621	381,459
Enea SA	89,414	362,954
Energa SA	89,698	329,718
Eurocash SA	37,807	400,617
Getin Noble Bank SA*	151,309	60,173
Grupa Azoty SA	7,579	165,749
Grupa Lotos SA	17,944	293,943
ING Bank Slaski SA*	4,928	276,631
Jastrzebska Spolka Weglowa SA*	9,421	249,300
KGHM Polska Miedz SA	22,879	737,024
KRUK SA	2,636	211,987
LPP SA	266	595,842
mBank SA*	1,654	190,171
Netia SA	144,420	151,318
Orange Polska SA*	295,200	428,302
PGE Polska Grupa Energetyczna SA*	295,649	1,078,342
PKP Cargo SA*	12,263	193,261
Polski Koncern Naftowy ORLEN SA	46,426	1,549,069

A1051

AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Poland (cont’d.)
Polskie Gornictwo Naftowe i Gazownictwo SA	269,491	$ 501,784
Powszechna Kasa Oszczednosci Bank Polski SA*	110,859	1,074,729
Powszechny Zaklad Ubezpieczen SA(a)	73,253	924,520
Synthos SA	91,019	128,331
Tauron Polska Energia SA*	408,509	420,035

		15,376,915

Qatar — 1.3%
Aamal Co.	37,602	88,007
Al Meera Consumer Goods Co. QSC	1,497	59,001
Barwa Real Estate Co.	35,631	313,906
Commercial Bank PQSC (The)*	29,720	237,794
Doha Bank QPSC	25,207	200,964
Gulf International Services QSC	15,142	83,203
Industries Qatar QSC	27,109	684,106
Masraf Al Rayan QSC	48,032	489,560
Medicare Group	2,928	56,849
Ooredoo QSC	28,364	645,979
Qatar Electricity & Water Co. QSC	10,666	511,946
Qatar Gas Transport Co. Ltd.	96,880	420,434
Qatar Insurance Co. SAQ	17,055	245,620
Qatar International Islamic Bank QSC	4,352	61,210
Qatar Islamic Bank SAQ	7,131	178,458
Qatar National Bank QPSC	29,365	984,116
Qatar National Cement Co. QSC	4,462	79,601
Qatar Navigation QSC	8,680	132,150
Qatari Investors Group QSC	10,566	107,190
United Development Co. QSC	75,592	309,009
Vodafone Qatar QSC*	99,187	231,794

		6,120,897

Romania — 0.7%
Antibiotice SA	575,841	82,421
Banca Transilvania SA	1,601,743	915,436
BRD-Groupe Societe Generale SA	118,727	380,428
OMV Petrom SA	8,512,000	633,233
Societatea Energetica Electrica SA	191,085	632,535
Societatea Nationala de Gaze Naturale ROMGAZ SA	59,767	472,934
Transelectrica SA	34,326	252,546
Transgaz SA Medias	1,481	150,878

		3,520,411

Russia — 5.6%
Aeroflot PJSC	215,600	689,195
Alrosa PJSC	378,900	542,206
Evraz PLC	39,700	166,704
Federal Grid Co. Unified Energy System PJSC	72,141,400	214,707
Gazprom Neft PJSC, ADR	7,100	139,870
Gazprom PJSC, ADR	524,459	2,197,483
Inter RAO UES PJSC	8,196,048	528,872
Lenta Ltd., GDR*	44,238	273,391
LSR Group PJSC, GDR	58,500	171,990
Lukoil PJSC, ADR	37,992	2,010,917
Magnit PJSC	11,925	2,093,290
Mail.Ru Group Ltd., GDR*	31,600	1,041,536

	Shares	Value
COMMON STOCKS (Continued)
Russia (cont’d.)
MegaFon PJSC, GDR	31,826	$ 365,803
MMC Norilsk Nickel PJSC, ADR	102,834	1,770,287
Mobile TeleSystems PJSC	298,303	1,461,477
Moscow Exchange MICEX-RTS PJSC	154,900	311,025
Mosenergo PJSC	4,030,000	212,117
Novatek PJSC	55,740	643,396
Novolipetsk Steel PJSC, GDR	13,000	295,750
PhosAgro PJSC, GDR	16,581	236,279
PIK Group PJSC*	81,700	449,044
Polymetal International PLC	31,735	358,240
QIWI PLC, ADR	14,000	237,160
Rosneft Oil Co. PJSC, GDR	98,400	546,612
Rosseti PJSC	7,397,630	130,829
Rostelecom PJSC	266,673	321,654
RusHydro PJSC	27,727,964	410,051
Sberbank of Russia PJSC, ADR	240,832	3,428,244
Severstal PJSC, GDR	26,295	393,110
Sistema PJSC FC	1,013,950	235,496
Surgutneftegas OJSC, ADR	76,706	388,132
Tatneft PJSC, ADR	21,687	926,035
United Co. RUSAL PLC	255,000	192,949
VTB Bank PJSC	232,660,000	249,135
VTB Bank PJSC, GDR	128,400	276,060
X5 Retail Group NV, GDR*	29,000	1,301,810
Yandex NV (Class A Stock)*	57,500	1,894,625

		27,105,481

Singapore — 0.0%
Silverlake Axis Ltd	423,500	184,381

Slovenia — 0.7%
Cinkarna Celje dd	1,480	314,854
Gorenje dd	10,662	73,319
Krka dd Novo mesto	15,289	998,357
Luka Koper	9,841	360,414
Petrol dd Ljubljana	1,298	551,199
Pozavarovalnica Sava dd	14,225	273,894
Telekom Slovenije dd	4,151	397,752
Zavarovalnica Triglav dd	12,366	400,665

		3,370,454

South Africa — 5.3%
AECI Ltd.	13,700	102,916
African Rainbow Minerals Ltd	17,200	129,687
Anglo American Platinum Ltd.*	6,154	157,185
AngloGold Ashanti Ltd., ADR(a)	43,500	404,115
Aspen Pharmacare Holdings Ltd.	47,447	1,064,453
AVI Ltd.	45,600	330,026
Barclays Africa Group Ltd.	15,262	156,649
Barloworld Ltd.	68,800	633,299
Bid Corp. Ltd	44,379	995,510
Bidvest Group Ltd. (The)	65,979	841,442
Brait SE*	14,142	56,001
Clicks Group Ltd.	37,800	440,294
DataTec Ltd.	112,800	477,957
Discovery Ltd.	14,745	153,332
EOH Holdings Ltd.	26,200	185,178
Exxaro Resources Ltd.	24,500	223,097
FirstRand Ltd.	127,860	491,668
Foschini Group Ltd. (The)	11,100	111,340

A1052

AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
South Africa (cont’d.)
Gold Fields Ltd.	74,934	$ 324,061
Grindrod Ltd.*	207,800	212,046
Growthpoint Properties Ltd., REIT	430,848	773,780
Harmony Gold Mining Co. Ltd.	69,708	124,880
Hyprop Investments Ltd.	41,347	322,595
Impala Platinum Holdings Ltd.*	95,938	219,973
Investec Ltd.	15,300	110,709
Liberty Holdings Ltd.	12,500	97,134
Life Healthcare Group Holdings Ltd.	179,844	314,261
Massmart Holdings Ltd.	23,546	193,752
Mediclinic International PLC	58,567	509,374
MMI Holdings Ltd.	59,241	75,848
Mondi Ltd.	14,642	391,258
Mr. Price Group Ltd.	7,400	98,414
MTN Group Ltd.	218,551	2,009,461
Murray & Roberts Holdings Ltd.	248,925	293,677
Nampak Ltd.*	75,700	98,513
Naspers Ltd. (Class N Stock)	12,238	2,645,521
Nedbank Group Ltd.	9,385	140,425
Netcare Ltd.	277,420	489,224
Northam Platinum Ltd.*	50,800	175,754
Novus Holdings Ltd.	4,233	2,028
Pick’n Pay Stores Ltd.	54,634	232,492
Pioneer Foods Group Ltd.	22,700	189,368
PPC Ltd.*	194,666	90,994
Rand Merchant Investment Holdings Ltd.	41,103	125,824
Redefine Properties Ltd., REIT	916,618	723,457
Remgro Ltd.	19,839	301,090
Resilient REIT Ltd., REIT	47,118	464,056
Reunert Ltd.	52,952	265,579
RMB Holdings Ltd.	24,619	115,399
Sanlam Ltd.	57,800	288,758
Sappi Ltd.	48,920	333,181
Sasol Ltd.	44,220	1,210,071
Shoprite Holdings Ltd.	56,366	861,475
Sibanye-Stillwater	70,871	79,627
SPAR Group Ltd. (The)	25,400	313,659
Standard Bank Group Ltd.	46,358	540,838
Steinhoff International Holdings NV	103,885	461,727
Telkom SA SOC Ltd.	55,943	245,068
Tiger Brands Ltd.	27,991	780,401
Trencor Ltd.	42,028	118,177
Truworths International Ltd.	11,075	63,148
Vodacom Group Ltd.	69,147	822,595
Wilson Bayly Holmes-Ovcon Ltd.	18,343	199,909
Woolworths Holdings Ltd.	23,760	105,206

		25,508,936

South Korea — 5.9%
Amorepacific Corp.	1,619	367,521
AMOREPACIFIC Group	1,583	170,933
BGF retail Co. Ltd.	1,940	140,935
BNK Financial Group, Inc.	9,467	82,787
Celltrion, Inc.*	6,890	856,039
Chong Kun Dang Pharmaceutical Corp.	1,263	119,934
CJ CheilJedang Corp.	800	247,711
CJ Corp.	790	117,902
Coway Co. Ltd.	2,686	220,789
Dongbu Insurance Co. Ltd.	1,230	78,583

	Shares	Value
COMMON STOCKS (Continued)
South Korea (cont’d.)
Doosan Heavy Industries & Construction Co. Ltd.	4,590	$ 68,751
E-MART, Inc.	1,337	243,889
Green Cross Corp.	683	119,849
Green Cross Holdings Corp.	4,475	149,527
GS Engineering & Construction Corp.*	4,058	94,766
GS Holdings Corp.	8,140	467,536
Hana Financial Group, Inc.	10,821	448,928
Hankook Tire Co. Ltd.	2,943	154,979
Hanmi Pharm Co. Ltd.*	863	343,381
Hanmi Science Co. Ltd.*	4,061	326,691
Hanssem Co. Ltd.	673	89,112
Hanwha Chemical Corp.	8,968	255,161
Hanwha Corp.	3,690	142,242
Hanwha Techwin Co. Ltd.*	3,179	92,295
Hotel Shilla Co. Ltd.	1,650	83,917
Hugel, Inc.*	334	154,267
Hyosung Corp.	1,390	177,136
Hyundai Construction Equipment Co. Ltd.*	76	24,722
Hyundai Department Store Co. Ltd.	730	56,400
Hyundai Electric & Energy System Co. Ltd.*	78	15,721
Hyundai Engineering & Construction Co. Ltd.	3,134	105,309
Hyundai Glovis Co. Ltd.	960	124,256
Hyundai Heavy Industries Co. Ltd.*	1,195	152,120
Hyundai Marine & Fire Insurance Co. Ltd.	2,621	103,951
Hyundai Mobis Co. Ltd.	2,400	503,899
Hyundai Motor Co.	6,082	800,099
Hyundai Robotics Co. Ltd.*	254	94,883
Hyundai Steel Co.	5,895	272,771
Hyundai Wia Corp.	961	54,874
Industrial Bank of Korea	11,766	148,327
iNtRON Biotechnology, Inc.*	3,532	88,951
Kangwon Land, Inc.	3,858	118,040
KB Financial Group, Inc.	14,262	701,678
KCC Corp.	274	89,772
Kia Motors Corp.	10,110	279,712
Komipharm International Co. Ltd.*	6,455	196,941
Korea Aerospace Industries Ltd.	2,153	82,262
Korea Electric Power Corp.	31,594	1,073,416
Korea Gas Corp.*	6,300	231,959
Korea Investment Holdings Co. Ltd.	1,595	85,564
Korea Real Estate Investment & Trust Co. Ltd.	25,746	74,543
Korea Zinc Co. Ltd.	502	217,506
Korean Air Lines Co. Ltd.*	4,147	111,794
KT Corp.	13,418	342,080
KT&G Corp.	6,722	620,311
LG Chem Ltd.	2,488	854,758
LG Corp.	4,536	320,294
LG Display Co. Ltd.	3,794	101,634
LG Electronics, Inc.	5,110	369,051
LG Household & Health Care Ltd.	500	409,178
LG Uplus Corp.	32,527	379,776
Lotte Chemical Corp.	832	275,474
LOTTE Fine Chemical Co. Ltd.	1,838	66,450
Lotte Shopping Co. Ltd.	962	208,055
LS Corp.	2,520	173,880
Medy-Tox, Inc.	579	250,915

A1053

AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
South Korea (cont’d.)
NAVER Corp.	337	$ 219,869
NCSoft Corp.	385	156,524
NH Investment & Securities Co. Ltd.	9,763	116,602
OCI Co. Ltd.	2,150	192,875
Orion Corp.*	1,645	139,309
Orion Holdings Corp.	855	16,975
Ottogi Corp.	254	162,971
POSCO	2,999	833,376
Posco Daewoo Corp.	6,180	104,432
Samsung Biologics Co. Ltd., 144A*	1,602	474,030
Samsung C&T Corp.	4,030	476,436
Samsung Card Co. Ltd.	2,600	83,839
Samsung Electro-Mechanics Co. Ltd.	1,720	153,727
Samsung Electronics Co. Ltd.	1,153	2,594,508
Samsung Engineering Co. Ltd.*	10,660	102,717
Samsung Fire & Marine Insurance Co. Ltd.	1,142	279,859
Samsung Heavy Industries Co. Ltd.*	8,890	87,221
Samsung Life Insurance Co. Ltd.	2,315	228,830
Samsung SDI Co. Ltd.	1,147	199,566
Samsung SDS Co. Ltd.	530	78,266
Samsung Securities Co. Ltd.	3,344	101,242
Shinhan Financial Group Co. Ltd.	13,298	587,749
Shinsegae, Inc.	401	68,307
SK Chemicals Co. Ltd.	1,760	100,598
SK Holdings Co. Ltd.	1,435	361,912
SK Hynix, Inc.	6,588	480,465
SK Innovation Co. Ltd.	8,585	1,496,315
SK Telecom Co. Ltd.	5,493	1,225,647
S-Oil Corp.	5,061	565,223
ViroMed Co. Ltd.*	1,825	187,306
Woori Bank	16,280	254,160
Yuhan Corp.	951	171,791

		28,299,534

Sri Lanka — 0.6%
Access Engineering PLC	433,567	73,136
Aitken Spence PLC	130,112	48,489
Ceylon Tobacco Co. PLC	44,954	285,319
Chevron Lubricants Lanka PLC	161,664	128,800
Commercial Bank of Ceylon PLC	364,966	330,303
DFCC Bank PLC	136,728	106,273
Hatton National Bank PLC	181,948	279,178
Hemas Holdings PLC	148,235	115,303
John Keells Holdings PLC	655,806	696,565
Lanka IOC PLC	359,478	70,511
Melstacorp PLC	569,792	218,507
National Development Bank PLC	80,554	67,055
Nestle Lanka PLC	16,404	182,152
People’s Leasing & Finance PLC	641,689	71,266
Sampath Bank PLC	95,776	193,116
Teejay Lanka PLC	468,591	119,512

		2,985,485

Taiwan — 5.4%
Advanced Semiconductor Engineering, Inc.	117,629	144,292
Advantech Co. Ltd.	17,599	125,639
Airtac International Group	29,251	404,278
Asia Cement Corp.	234,829	207,467
Asustek Computer, Inc.	15,037	123,917

	Shares	Value
COMMON STOCKS (Continued)
Taiwan (cont’d.)
AU Optronics Corp.	318,441	$ 127,977
Bizlink Holding, Inc.	33,572	308,150
Catcher Technology Co. Ltd.	26,780	250,509
Cathay Financial Holding Co. Ltd.	367,543	585,717
Chang Hwa Commercial Bank Ltd.	323,412	175,071
Cheng Shin Rubber Industry Co. Ltd.	191,424	383,532
Chicony Electronics Co. Ltd.	47,336	112,582
China Airlines Ltd.*	396,590	149,787
China Development Financial Holding Corp.	656,005	197,192
China Life Insurance Co. Ltd.	69,930	65,948
China Steel Corp.	817,084	656,866
China Synthetic Rubber Corp.	117,884	174,801
Chunghwa Telecom Co. Ltd.	401,268	1,382,341
Compal Electronics, Inc.	173,822	123,645
CTBC Financial Holding Co. Ltd.	632,587	397,074
CTCI Corp.	61,000	98,018
Delta Electronics, Inc.	33,800	174,390
E.Sun Financial Holding Co. Ltd.	320,321	191,438
Eclat Textile Co. Ltd.	25,500	311,036
Eva Airways Corp.	348,685	170,253
Far Eastern Department Stores Ltd.	349,405	175,873
Far Eastern New Century Corp.	500,537	396,875
Far EasTone Telecommunications Co. Ltd.	133,000	316,428
Feng TAY Enterprise Co. Ltd.	57,120	260,393
First Financial Holding Co. Ltd.	511,001	328,201
Formosa Chemicals & Fibre Corp.	225,064	685,337
Formosa Petrochemical Corp.	149,670	516,981
Formosa Plastics Corp.	284,142	861,659
Foxconn Technology Co. Ltd.	65,185	188,646
Fubon Financial Holding Co. Ltd.	328,002	512,592
Giant Manufacturing Co. Ltd.	36,661	172,575
Ginko International Co. Ltd.	16,000	109,588
Great Wall Enterprise Co. Ltd.	105,390	111,412
Hiwin Technologies Corp.	41,616	368,304
Hon Hai Precision Industry Co. Ltd.	201,470	699,687
Hota Industrial Manufacturing Co. Ltd.	28,723	135,784
Hotai Motor Co. Ltd.	39,000	450,344
Hua Nan Financial Holdings Co. Ltd.	277,594	150,757
Innolux Corp.	262,200	122,732
Inventec Corp.	156,000	115,502
Kenda Rubber Industrial Co. Ltd.	126,162	177,947
Kerry TJ Logistics Co. Ltd.	140,000	167,407
King Slide Works Co. Ltd.	13,000	177,157
Largan Precision Co. Ltd.	2,000	352,830
Lite-On Technology Corp.	36,941	52,916
MediaTek, Inc.	28,460	267,806
Mega Financial Holding Co. Ltd.	478,684	374,687
Microbio Co. Ltd.*	86,319	60,128
Nan Kang Rubber Tire Co. Ltd.	158,776	142,006
Nan Ya Plastics Corp.	311,893	769,620
Novatek Microelectronics Corp.	29,246	110,169
OBI Pharma, Inc.*	19,000	108,662
Pegatron Corp.	32,133	83,669
PharmaEngine, Inc.	33,116	169,673
Pou Chen Corp.	271,547	341,416
President Chain Store Corp.	62,648	528,753
Quanta Computer, Inc.	58,319	134,547
Ruentex Development Co. Ltd.*	92,999	85,406
Ruentex Industries Ltd.*	97,461	144,719

A1054

AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Taiwan (cont’d.)
Shin Kong Financial Holding Co. Ltd.	340,052	$ 102,036
Siliconware Precision Industries Co. Ltd.	93,350	149,338
Simplo Technology Co. Ltd.	17,860	94,957
SinoPac Financial Holdings Co. Ltd.	590,423	176,930
Solar Applied Materials Technology Co.*	100,297	51,475
St. Shine Optical Co. Ltd.	10,000	212,205
Standard Foods Corp.	93,304	227,807
Synnex Technology International Corp.	83,883	100,809
Tainan Spinning Co. Ltd.	279,052	123,399
Taishin Financial Holding Co. Ltd.	344,478	148,444
Taiwan Cement Corp.	294,562	328,869
Taiwan Cooperative Financial Holding Co. Ltd.	497,345	256,952
Taiwan Fertilizer Co. Ltd.	79,000	102,372
Taiwan Glass Industry Corp.*	334,319	170,652
Taiwan Mobile Co. Ltd.	161,200	574,543
Taiwan Semiconductor Manufacturing Co. Ltd.	222,814	1,595,896
Teco Electric and Machinery Co. Ltd.	270,000	242,150
Transcend Information, Inc.	37,719	106,770
Tripod Technology Corp.	49,278	170,961
TSRC Corp.	118,629	125,398
TTY Biopharm Co. Ltd.	36,713	107,653
Tung Ho Steel Enterprise Corp.	127,381	101,572
Tung Thih Electronic Co. Ltd.	15,000	98,477
Uni-President Enterprises Corp.	635,728	1,332,957
United Microelectronics Corp.	316,280	158,462
Walsin Lihwa Corp.	707,000	323,608
Wistron Corp.	109,806	88,063
WPG Holdings Ltd.	123,613	164,766
Yang Ming Marine Transport Corp.*	263,691	109,887
Yuanta Financial Holding Co. Ltd.	584,090	251,855
Yulon Motor Co. Ltd.	118,053	101,102

		25,871,473

Thailand — 2.8%
Advanced Info Service PCL	152,100	871,561
Airports of Thailand PCL	370,000	655,694
Bangkok Bank PCL	26,800	156,938
Bangkok Chain Hospital PCL	310,900	141,804
Bangkok Dusit Medical Services PCL (Class F Stock)	725,900	446,552
Bangkok Expressway & Metro PCL	899,615	217,467
Banpu PCL	132,500	70,065
BEC World PCL	175,600	85,926
BTS Group Holdings PCL	570,200	146,341
Bumrungrad Hospital PCL	76,300	492,228
Central Pattana PCL	100,600	239,086
Central Plaza Hotel PCL	109,000	145,525
Charoen Pokphand Foods PCL	220,800	177,449
CP ALL PCL	295,900	592,720
Delta Electronics Thailand PCL	214,200	561,510
Dynasty Ceramic PCL	1,191,700	142,347
Electricity Generating PCL	63,200	445,541
Glow Energy PCL	112,000	299,845
Hana Microelectronics PCL	321,400	457,233
Home Product Center PCL	678,082	248,482
Indorama Ventures PCL	204,988	260,113
IRPC PCL	885,200	167,488

	Shares	Value
COMMON STOCKS (Continued)
Thailand (cont’d.)
Italian-Thai Development PCL	491,663	$ 63,208
Kasikornbank PCL	49,100	315,510
KCE Electronics PCL	85,600	256,681
Krung Thai Bank PCL	224,475	126,704
Minor International PCL	354,900	434,174
MK Restaurants Group PCL	85,300	155,499
Polyplex Thailand PCL	133,400	52,478
Precious Shipping PCL*	335,250	113,823
Pruksa Holding PCL	94,500	66,592
PTT Exploration & Production PCL	92,429	248,432
PTT Global Chemical PCL	187,158	446,688
PTT PCL	51,600	631,849
Ratchaburi Electricity Generating Holding PCL	114,800	185,030
Robinson PCL	87,700	169,824
Siam Cement PCL (The)	37,300	562,163
Siam Commercial Bank PCL (The)	65,900	302,997
Siam Global House PCL	260,715	126,044
Sino-Thai Engineering & Construction PCL	142,514	110,240
Superblock PCL*	4,845,000	188,933
Thai Beverage PCL	571,600	379,666
Thai Oil PCL	50,700	140,726
Thai Union Group PCL (Class F Stock)	235,280	141,203
Thanachart Capital PCL	130,700	191,235
TMB Bank PCL	2,379,000	179,960
Total Access Communication PCL, NVDR*	125,600	214,912
True Corp. PCL*	1,379,617	252,800
TTW PCL	594,400	192,570
Vibhavadi Medical Center PCL	2,058,000	174,048
WHA Corp. PCL	1,221,700	130,524

		13,576,428

Togo — 0.0%
Ecobank Transnational, Inc.	1,657,284	80,505

Tunisia — 0.3%
Accumulateur Tunisienne Assad	16,114	57,083
ADWYA SA	17,915	38,503
Banque de l’Habitat	9,894	98,713
Banque de Tunisie	21,274	69,434
Banque Internationale Arabe de Tunisie	3,704	171,317
Banque Nationale Agricole*	16,322	75,733
Carthage Cement*	169,068	150,273
City Cars	14,672	77,797
Ennakl Automobiles	20,527	117,224
Euro Cycles SA	4,187	50,212
One Tech Holding	25,306	122,357
Poulina Group	33,363	109,938
Societe D’Articles Hygieniques SA*	27,813	167,202

		1,305,786

Turkey — 3.1%
Akbank Turk A/S	166,996	440,712
Akcansa Cimento A/S	15,512	48,482
Anadolu Efes Biracilik Ve Malt Sanayii A/S	47,842	280,800
Arcelik A/S	109,285	696,974
Aselsan Elektronik Sanayi Ve Ticaret A/S	30,000	221,459
Aygaz A/S	58,500	247,306
Bagfas Bandirma Gubre Fabrikalari A/S*(a)	22,545	62,759
BIM Birlesik Magazalar A/S	51,500	1,073,793

A1055

AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Turkey (cont’d.)
Cimsa Cimento Sanayi VE Ticaret A/S	19,867	$ 79,073
Coca-Cola Icecek A/S	15,939	166,483
Dogus Otomotiv Servis ve Ticaret A/S*(a)	26,784	63,176
Emlak Konut Gayrimenkul Yatirim Ortakligi A/S, REIT*	1,525,683	1,148,017
Enka Insaat ve Sanayi A/S	242,363	352,513
Eregli Demir ve Celik Fabrikalari TAS	612,614	1,329,355
Ford Otomotiv Sanayi A/S	29,204	373,723
Gubre Fabrikalari TAS*	45,700	59,610
Haci Omer Sabanci Holding A/S	96,069	270,167
Is Gayrimenkul Yatirim Ortakligi A/S	153,441	58,978
Kardemir Karabuk Demir Celik Sanayi ve Ticaret A/S (Class D Stock)*	416,822	265,396
KOC Holding A/S	139,566	640,236
Koza Altin Isletmeleri A/S*	19,000	166,470
Migros Ticaret A/S*	11,500	83,072
Petkim Petrokimya Holding A/S	199,060	334,020
TAV Havalimanlari Holding A/S	40,762	201,993
Tekfen Holding A/S	50,266	165,205
Tofas Turk Otomobil Fabrikasi A/S	60,341	522,822
Tupras Turkiye Petrol Rafinerileri A/S	55,700	1,900,834
Turk Hava Yollari AO*	136,028	333,994
Turk Telekomunikasyon A/S*	189,654	361,706
Turk Traktor ve Ziraat Makineleri A/S	2,324	50,579
Turkcell Iletisim Hizmetleri A/S	355,026	1,262,657
Turkiye Garanti Bankasi A/S	160,878	437,112
Turkiye Halk Bankasi A/S	45,268	153,959
Turkiye Is Bankasi (Class C Stock)	112,037	213,179
Turkiye Sise ve Cam Fabrikalari A/S	103,653	119,276
Turkiye Vakiflar Bankasi TAO (Class D Stock)	173,877	306,104
Ulker Biskuvi Sanayi A/S	34,000	184,640
Vestel Elektronik Sanayi ve Ticaret A/S*	63,000	132,828
Yapi ve Kredi Bankasi A/S*	148,325	179,958
Yazicilar Holding A/S (Class A Stock)	18,059	99,181

		15,088,601

United Arab Emirates — 1.5%
Abu Dhabi Commercial Bank PJSC	205,500	397,916
Abu Dhabi National Hotels	239,739	175,323
Agthia Group PJSC	49,606	71,987
Air Arabia PJSC	801,817	249,436
Aldar Properties PJSC	371,654	236,260
Arabtec Holding PJSC*	216,379	169,958
DAMAC Properties Dubai Co. PJSC	228,700	236,978
Dana Gas PJSC*	773,762	160,418
DP World Ltd	42,391	952,102
Dubai Financial Market PJSC*	451,700	136,849
Dubai Investments PJSC	192,300	121,690
Dubai Islamic Bank PJSC	138,450	228,236
DXB Entertainments PJSC*	154,373	32,019
Emaar Malls PJSC	139,399	88,494
Emaar Properties PJSC	391,045	905,759
Emirates Telecommunications Group Co. PJSC	305,679	1,441,624
National Bank of Abu Dhabi PJSC	323,551	899,519
National Central Cooling Co. PJSC	256,200	144,232
Taqa Morocco	2,181	191,780

	Shares	Value
COMMON STOCKS (Continued)
United Arab Emirates (cont’d.)
Union National Bank PJSC	176,824	$ 204,646

		7,045,226

United Kingdom — 0.3%
KAZ Minerals PLC*	149,178	1,548,478

United States — 0.0%
Luxoft Holding, Inc.*	4,200	200,760

Uruguay — 0.1%
Arcos Dorados Holdings, Inc. (Class A Stock)*(a)	65,700	660,285

TOTAL COMMON STOCKS (cost $425,644,829)		450,254,940

	Units
PARTICIPATORY NOTES† — 2.5%
Egypt — 0.9%
Arab Cotton Ginning, expiring 11/24/17	212,570	67,490
Commercial International Bank Egypt SAE,expiring 11/24/17	265,081	1,226,668
Eastern Tobacco, expiring 11/24/17	44,356	752,932
EFG - Hermes Holding Co. SAE, expiring 11/24/17	212,319	266,754
Egyptian Kuwaiti Holding Co. SAE, expiring 11/24/17	393,891	267,846
ElSewedy Electric Co., expiring 11/27/17	61,409	365,398
Ezz Steel, expiring 11/24/17*	233,320	243,268
Juhayna Food Industries, expiring 11/20/17*	442,350	209,163
Maridive & Oil Services SAE, expiring 11/24/17*	315,125	78,781
Orascom Telecom Media & Technology Holding SAE, expiring 11/12/18	1,745,300	76,193
Oriental Weavers, expiring 11/24/17	296,855	318,769
Palm Hills Developments SAE, expiring 11/24/17*	294,630	54,122
Pioneers Holding, expiring 11/24/17*	120,879	59,830
Sidi Kerir Petrochemicals Co., expiring 11/24/17	174,200	201,380
Talaat Moustafa Group, expiring 11/24/17	342,837	177,464
Telecom Egypt Co., expiring 11/24/17	241,812	177,541

		4,543,599

Saudi Arabia — 0.8%
Al Rajhi Bank, expiring 01/22/18	18,308	321,809
Al Tayyar Travel Group Holding Co., expiring 03/05/18	11,915	110,055
Alinma Bank, expiring 01/22/18	31,000	144,409
Almarai Co., expiring 07/20/20	15,700	298,573
Banque Saudi Fransi, expiring 01/22/18	16,000	128,930
Etihad Etisalat Co., expiring 11/20/17*	16,920	78,323
Fawaz Abdulaziz Alhokair & Co., expiring 02/28/20*	6,400	73,621
Jarir Marketing Co., expiring 01/22/18	3,025	124,218
Mobile Telecommunications Co. KSC,expiring 04/30/18*	23,975	56,002
Mouwasat Medical Services Co., expiring 03/05/18	2,587	109,502
National Industrialization Co., expiring 08/26/19*	23,850	99,464

A1056

AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

	Units	Value
PARTICIPATORY NOTES† (Continued)
Saudi Arabia (cont’d.)
Rabigh Refining & Petrochemical Co.,expiring 07/20/20	26,012	$95,371
Riyad Bank, expiring 11/20/17	32,000	100,260
Samba Financial Group, expiring 05/06/20	31,555	201,939
Saudi Arabian Amiantit Co., expiring 04/30/18	21,300	39,133
Saudi Arabian Fertilizers Co., expiring 07/20/20	4,332	70,763
Saudi Arabian Mining Co., expiring 04/30/18*	9,400	130,739
Saudi Basic Industries Corp., expiring 01/22/18	11,500	315,294
Saudi Cement Co., expiring 07/20/18	4,700	52,499
Saudi Electricity Co., expiring 01/22/18	33,899	216,035
Saudi Ground Services Co., expiring 06/25/18	12,502	144,180
Saudi International Petrochemical Co.,expiring 01/22/18*	17,830	74,976
Saudi Pharmaceutical Industries & Medical Appliances Corp., expiring 02/12/18	8,669	76,236
Saudi Telecom Co., expiring 04/23/18	18,300	345,335
Savola Group, expiring 01/24/20	14,900	181,371
Yamama Cement Co., expiring 01/22/18	12,750	56,368

		3,645,405

Vietnam — 0.8%
Bank for Foreign Trade of Vietnam JSC,expiring 06/10/19	242,040	400,296
Bao Viet Holdings, expiring 06/23/20	54,931	132,888
Danang Rubber JSC, expiring 06/03/19	50,160	50,745
Development Investment Construction JSC,expiring 08/18/19	206,408	144,354
HAGL JSC, expiring 08/27/19*	354,616	131,022
Hoa Phat Group JSC, expiring 02/24/20*	332,236	568,463
Masan Group Corp., expiring 12/12/18	299,815	726,626
PetroVietnam Drilling & Well Services JSC,expiring 08/24/21*	126,049	78,452
Petrovietnam Fertilizer & Chemicals JSC,expiring 11/25/19	130,000	130,086
PetroVietnam Gas JSC, expiring 06/03/19	86,760	263,696
PetroVietnam Technical Services Corp.,expiring 06/24/19	134,600	96,503
Pha Lai Thermal Power JSC, expiring 11/07/18	91,939	81,890
Saigon Securities, Inc., expiring 03/15/21	101,330	111,648
Saigon Thuong Tin Commercial JSB,expiring 06/03/19*	175,796	96,655
Vietnam Joint Stock Commercial Bank for Industry and Trade, expiring 06/23/20	198,814	161,780
Vingroup JSC, expiring 07/31/19*	212,121	477,705

		3,652,809

TOTAL PARTICIPATORY NOTES (cost $14,455,195)		11,841,813

	Shares
PREFERRED STOCKS — 2.4%
Brazil — 1.9%
Alpargatas SA (PRFC)	88,400	443,793
Banco Bradesco SA (PRFC)	85,383	948,417

	Shares	Value
PREFERRED STOCKS (Continued)
Brazil (cont’d.)
Centrais Eletricas Brasileiras SA (PRFC B)	44,100	$317,193
Cia Brasileira de Distribuicao (PRFC)*	7,695	182,441
Cia Energetica de Sao Paulo (PRFC B)	22,900	103,974
Gerdau SA (PRFC)	37,400	130,250
Itau Unibanco Holding SA (PRFC), ADR	61,007	835,796
Itausa - Investimentos Itau SA (PRFC)	136,381	475,825
Klabin SA (PRFC)	45,300	47,772
Lojas Americanas SA (PRFC)	82,449	501,647
Marcopolo SA (PRFC)	174,800	238,980
Metalurgica Gerdau SA (PRFC)*	102,900	170,571
Petroleo Brasileiro SA (PRFC), ADR*(a)	185,600	1,792,896
Suzano Papel e Celulose SA (PRFC A)	15,725	91,357
Telefonica Brasil SA (PRFC)	95,441	1,517,582
Usinas Siderurgicas de Minas Gerais SA (PRFC A)*	57,200	140,149
Vale SA (PRFC), ADR(a)	141,400	1,322,090

		9,260,733

Colombia — 0.2%
Avianca Holdings SA (PRFC)	99,000	96,249
Banco Davivienda SA (PRFC)	10,919	123,222
Cementos Argos SA (PRFC)	36,909	129,456
Grupo Argos SA (PRFC)	30,084	196,489
Grupo Aval Acciones y Valores SA (PRFC)	523,436	236,174
Grupo de Inversiones Suramericana SA (PRFC)	12,779	174,500

		956,090

Croatia — 0.1%
Adris Grupa dd (PRFC)	7,472	510,730

Philippines — 0.0%
Ayala Land, Inc. (PRFC)^	1,180,500	—

Russia — 0.2%
Surgutneftegas OJSC (PRFC)	790,200	406,558
Transneft PJSC (PRFC)	155	477,693

		884,251

South Korea — 0.0%
LG Chem Ltd. (PRFC)	430	95,385

Togo — 0.0%
Ecobank Transnational, Inc. (PRFC)	130,579	—

TOTAL PREFERRED STOCKS (cost $9,826,059)		11,707,189

	Units
RIGHTS* — 0.0%
Malaysia — 0.0%
UMW Oil & Gas Corp. Bhd, expiring 10/10/17	156,495	185

Pakistan — 0.0%
Maple Leaf Cement Factory Ltd., expiring 12/05/17	10,875	1,839

South Korea — 0.0%
Hyundai Construction Equipment Co. Ltd.,expiring 11/07/17	24	2,061
Hyundai Electric & Energy System Co. Ltd.,expiring 11/10/17	24	934

A1057

AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

	Units	Value
RIGHTS* (Continued)
South Korea (cont’d.)
		$2,995

Taiwan — 0.0%
Yang Ming Marine Transport Corp., expiring 11/17/17	67,385	1,415

TOTAL RIGHTS (cost $0)		6,434

WARRANTS* — 0.0%
Thailand — 0.0%
Superblock PCL, expiring 08/31/20 (cost $0)	969,000	—

	Shares
UNAFFILIATED EXCHANGE TRADED FUND — 1.1%
iShares Core MSCI Emerging Markets ETF JDR (cost $4,890,262)	98,800	5,337,176

TOTAL LONG-TERM INVESTMENTS (cost $454,816,345)		479,147,552

SHORT-TERM INVESTMENTS — 3.6%
AFFILIATED MUTUAL FUNDS
Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund(w)	386,198	386,198
Prudential Investment Portfolios 2 - Prudential Institutional Money Market Fund (cost $16,939,876; includes $16,921,215 of cash collateral for securities on loan)(b)(w)	16,938,183	16,939,876

TOTAL SHORT-TERM INVESTMENTS (cost $17,326,074)		17,326,074

TOTAL INVESTMENTS — 103.2% (cost $472,142,419)		496,473,626
Liabilities in excess of other assets — (3.2)%		(15,420,880)

NET ASSETS — 100.0%		$481,052,746

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.

†	Participatory notes represented 2.5% of net assets, of which the Portfolio attributed 1.8% to Hong Kong & Shanghai Bank and 0.7% to JPMorgan Chase as counterparties to the securities.

^	Indicates a Level 3 security. The aggregate value of Level 3 securities is $75,260 and 0.0% of net assets.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $16,566,266; cash collateral of $16,921,215 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.

(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund and Prudential Institutional Money Market Fund.

A1058

AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2017 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Argentina	$3,210,516	$—	$—
Bahrain	—	3,314,305	—
Botswana	—	1,965,653	—
Brazil	20,574,623	—	—
Bulgaria	—	1,783,843	5
Chile	15,076,155	—	—
China	5,621,862	47,517,338	28,086
Colombia	5,836,818	78,065	—
Croatia	—	2,795,344	33,197
Czech Republic	—	3,834,154	—
Estonia	—	2,555,262	—
Ghana	—	1,688,633	—
Greece	286,465	6,376,098	—
Hong Kong	—	4,625,547	—
Hungary	—	3,538,045	—
India	3,757,416	23,339,014	—
Indonesia	—	12,618,964	10,767
Jordan	—	3,490,666	—
Kazakhstan	2,131,727	299,266	—
Kenya	—	3,931,200	—
Kuwait	—	7,240,376	75
Latvia	—	511,258	—
Lebanon	—	216,272	—
Lithuania	—	1,713,942	—
Malaysia	—	13,123,676	—
Mauritius	—	3,691,262	—
Mexico	27,410,688	5,286	—
Monaco	441,862	—	—
Morocco	—	3,318,896	—
Netherlands	334,066	—	—
Nigeria	—	2,446,305	3,130
Oman	—	3,495,659	—
Pakistan	—	6,211,787	—
Panama	1,345,671	—	—
Peru	7,679,219	—	—
Philippines	—	12,896,440	—
Poland	—	15,376,915	—
Qatar	—	6,120,897	—
Romania	—	3,520,411	—
Russia	17,895,094	9,210,387	—
Singapore	—	184,381	—
Slovenia	—	3,370,454	—
South Africa	404,115	25,104,821	—
South Korea	139,309	28,160,225	—
Sri Lanka	—	2,985,485	—
Taiwan	—	25,871,473	—
Thailand	11,261,465	2,314,963	—
Togo	—	80,505	—
Tunisia	—	1,305,786	—
Turkey	—	15,088,601	—

A1059

AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Common Stocks (continued)
United Arab Emirates	$952,102	$6,093,124	$—
United Kingdom	—	1,548,478	—
United States	200,760	—	—
Uruguay	660,285	—	—
Participatory Notes
Egypt	—	4,543,599	—
Saudi Arabia	—	3,645,405	—
Vietnam	—	3,652,809	—
Preferred Stocks
Brazil	9,260,733	—	—
Colombia	956,090	—	—
Croatia	—	510,730	—
Philippines	—	—	—
Russia	—	884,251	—
South Korea	—	95,385	—
Togo	—	—	—
Rights
Malaysia	—	185	—
Pakistan	—	1,839	—
South Korea	—	2,995	—
Taiwan	—	1,415	—
Unaffiliated Exchange Traded Fund	5,337,176	—	—
Warrants
Thailand	—	—	—
Affiliated Mutual Funds	17,326,074	—	—

Total	$158,100,291	$338,298,075	$75,260

It is the Portfolio’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period. Securities transferred levels as follows:

Investments in Securities	Amount Transferred	Level Transfer	Logic
Common Stocks	$1,269,077	L1 to L2	Official Close to Model Price
Common Stocks	$871,230	L2 to L1	Model Price to Official Close

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of September 30, 2017 were as follows:

Banks	14.8%
Oil, Gas & Consumable Fuels	8.3
Wireless Telecommunication Services	5.8
Metals & Mining	5.3
Food Products	3.8
Affiliated Mutual Funds (3.5% represents investments purchased with collateral from securities on loan)	3.6
Diversified Telecommunication Services	3.3
Chemicals	3.2
Electric Utilities	3.0
Industrial Conglomerates	3.0
Food & Staples Retailing	2.9
Real Estate Management & Development	2.8
Pharmaceuticals	2.7
Construction Materials	2.2
Internet Software & Services	2.0
Beverages	2.0
Independent Power & Renewable Electricity Producers	1.7
Automobiles	1.6

Health Care Providers & Services	1.6%
Transportation Infrastructure	1.5
Hotels, Restaurants & Leisure	1.5
Electronic Equipment, Instruments & Components	1.4
Media	1.3
IT Services	1.3
Insurance	1.2
Unaffiliated Exchange Traded Funds	1.1
Construction & Engineering	1.1
Textiles, Apparel & Luxury Goods	1.0
Multiline Retail	1.0
Machinery	1.0
Airlines	1.0
Technology Hardware, Storage & Peripherals	0.9
Gas Utilities	0.9
Equity Real Estate Investment Trusts (REITs)	0.8
Capital Markets	0.8
Semiconductors & Semiconductor Equipment	0.8
Specialty Retail	0.7
Diversified Financial Services	0.7
Household Durables	0.7
Diversified Consumer Services	0.6
Tobacco	0.6
Personal Products	0.6
Paper & Forest Products	0.6

A1060

AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Electrical Equipment	0.6%
Water Utilities	0.6
Biotechnology	0.6
Auto Components	0.5
Software	0.5
Marine	0.4
Trading Companies & Distributors	0.4
Household Products	0.3
Energy Equipment & Services	0.3
Health Care Equipment & Supplies	0.3
Road & Rail	0.3
Consumer Finance	0.2
Aerospace & Defense	0.2
Air Freight & Logistics	0.2
Thrifts & Mortgage Finance	0.2
Internet & Direct Marketing Retail	0.2

Multi-Utilities	0.2%
Communications Equipment	0.1
Life Sciences Tools & Services	0.1
Building Products	0.1
Containers & Packaging	0.1
Commercial Services & Supplies	0.1
Leisure Products	0.0	*
Professional Services	0.0	*
Distributors	0.0	*

	103.2
Liabilities in excess of other assets	(3.2)

	100.0%

* Less than +/- 0.05%

A1061

AST PRESERVATION ASSET ALLOCATION PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 91.8%

AFFILIATED MUTUAL FUNDS
AST AB Global Bond Portfolio*	58,972,225	$639,258,918
AST AQR Emerging Markets Equity Portfolio*	659,184	8,022,267
AST AQR Large-Cap Portfolio*	17,973,126	306,082,336
AST BlackRock Low Duration Bond Portfolio*	3,466,652	37,231,846
AST BlackRock/Loomis Sayles Bond Portfolio*	14,008,127	190,370,449
AST ClearBridge Dividend Growth Portfolio*	9,960,928	166,048,664
AST Goldman Sachs Global Income Portfolio*	28,026,699	298,484,348
AST Goldman Sachs Large-Cap Value Portfolio*	3,031,773	91,650,502
AST Goldman Sachs Mid-Cap Growth Portfolio*	1,817,761	16,214,432
AST Goldman Sachs Small-Cap Value Portfolio*	1,988,052	45,407,104
AST Goldman Sachs Strategic Income Portfolio*	11,346,224	109,717,990
AST Government Money Market Portfolio	79,246,333	79,246,332
AST High Yield Portfolio*	17,702,213	177,376,176
AST Hotchkis & Wiley Large-Cap Value Portfolio*	4,184,513	117,040,816
AST International Growth Portfolio*	11,043,572	189,286,820
AST International Value Portfolio*	8,811,357	182,130,750
AST Jennison Large-Cap Growth Portfolio*	3,229,246	93,777,315
AST Loomis Sayles Large-Cap Growth Portfolio*	3,425,381	160,821,656
AST Lord Abbett Core Fixed Income Portfolio*	20,949,221	263,750,692
AST MFS Growth Portfolio*	4,068,129	90,637,914
AST MFS Large-Cap Value Portfolio*	7,262,909	139,229,969
AST Neuberger Berman/LSV Mid-Cap Value Portfolio*	282,594	9,481,019
AST Parametric Emerging Markets Equity Portfolio*	462,171	4,459,946
AST Prudential Core Bond Portfolio*	75,339,781	918,391,936
AST QMA International Core Equity Portfolio*	7,036,023	86,683,800
AST QMA Large-Cap Portfolio*	17,773,854	308,909,574
AST Small-Cap Growth Opportunities Portfolio*	1,903,909	35,983,879
AST Small-Cap Growth Portfolio*	884,709	36,777,345
AST Small-Cap Value Portfolio*	1,082,205	30,355,852
AST T. Rowe Price Large-Cap Growth Portfolio*	3,586,071	115,794,225
AST T. Rowe Price Large-Cap Value Portfolio*	8,134,139	116,806,234
AST Templeton Global Bond Portfolio*	131,266	1,468,871
AST WEDGE Capital Mid-Cap Value Portfolio*	386,851	9,462,373
AST Wellington Management Global Bond Portfolio*	70,707,082	745,252,646
AST Western Asset Core Plus Bond Portfolio*	48,663,939	621,438,504
AST Western Asset Emerging Markets Debt Portfolio*	2,707,094	30,752,582

TOTAL LONG-TERM INVESTMENTS (cost $5,610,168,614)(w)		6,473,806,082

SHORT-TERM INVESTMENTS —7.7%

AFFILIATED MUTUAL FUND — 7.6%
Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund (cost $534,642,509)(w)	534,642,509	534,642,509

Interest Rate	Maturity Date	Principal Amount (000)#
U.S. TREASURY OBLIGATION(k)(n) — 0.1%
U.S. Treasury Bill
(cost $10,975,067)
1.020%	12/21/17	11,000	10,975,739

TOTAL SHORT-TERM INVESTMENTS (cost $545,617,576)			545,618,248

TOTAL INVESTMENTS — 99.5% (cost $6,155,786,190)			7,019,424,330
Other assets in excess of liabilities(z) — 0.5%			31,828,876

NET ASSETS — 100.0%			$7,051,253,206

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.

#	Principal amount is shown in U.S. dollars unless otherwise stated.

(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.

(n)	Rate shown is the effective yield at purchase date.

(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as the manager/co-manager of the underlying portfolios in which the Portfolio invests.

(z)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

A1062

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Futures contracts outstanding at September 30, 2017:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Current Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Long Positions:
767	2 Year U.S. Treasury Notes	Dec. 2017	$165,839,292	$165,444,298	$(394,994)
1,228	10 Year U.S. Treasury Notes	Dec. 2017	155,226,310	153,883,750	(1,342,560)
116	CAC40 10 Euro	Oct. 2017	7,091,479	7,302,612	211,133
22	DAX Index	Dec. 2017	8,109,266	8,319,229	209,963
245	Euro STOXX 50 Index	Dec. 2017	10,064,806	10,354,804	289,998
38	FTSE 100 Index	Dec. 2017	3,763,490	3,732,175	(31,315)
12	Mini MSCI EAFE Index	Dec. 2017	1,179,840	1,187,039	7,199
202	Russell 2000 Mini Index	Dec. 2017	14,280,172	15,078,290	798,118
489	S&P 500 E-Mini Index	Dec. 2017	60,169,005	61,518,645	1,349,640
102	S&P 500 Index	Dec. 2017	63,188,999	64,160,550	971,551
174	TOPIX Index	Dec. 2017	24,420,021	25,900,911	1,480,890

					$3,549,623

Foreign currency of $384,577 and a security with a market value of $10,975,739 has been segregated with Goldman Sachs & Co. to cover requirements for open futures contracts at September 30, 2017.

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2017 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Affiliated Mutual Funds	$7,008,448,591	$—	$—
U.S. Treasury Obligation	—	10,975,739	—
Other Financial Instruments*
Futures Contracts	3,549,623	—	—

Total	$7,011,998,214	$10,975,739	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

A1063

AST PRUDENTIAL CORE BOND PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value
LONG-TERM INVESTMENTS — 98.6%

ASSET-BACKED SECURITIES — 19.5%

Automobiles — 0.5%
AmeriCredit Automobile Receivables Trust, Series 2017-3, Class C	2.690%		06/19/23	2,180	$2,182,009
Avis Budget Rental Car Funding AESOP LLC, Series 2016-1A, Class A, 144A	2.990%		06/20/22	5,300	5,346,979
Hertz Vehicle Financing II LP, Series 2015-1A, Class A, 144A	2.730%		03/25/21	2,500	2,501,480
Hertz Vehicle Financing LLC, Series 2016-2A, Class A, 144A	2.950%		03/25/22	1,700	1,694,982
OneMain Direct Auto Receivables Trust, Series 2017-1A, Class B, 144A	2.880%		06/15/21	2,500	2,499,434

					14,224,884

Collateralized Loan Obligations — 12.0%
ALM Ltd. (Cayman Islands), Series 2013-8A, Class A1R, 3 Month LIBOR + 1.490%, 144A	2.794	%(c)	10/15/28	8,750	8,832,151
ALM Ltd. (Cayman Islands), Series 2015-12A, Class A1R, 3 Month LIBOR + 1.050%, 144A	2.354	%(c)	04/16/27	2,250	2,259,708
Anchorage Capital CLO Ltd. (Cayman Islands), Series 2013-1A, Class A2B, 144A	3.500%		07/13/25	4,450	4,450,169
Anchorage Capital CLO Ltd. (Cayman Islands), Series 2014-3A, Class A1R, 3 Month LIBOR + 1.430%, 144A	2.744	%(c)	04/28/26	11,650	11,673,684
Anchorage Capital CLO Ltd. (Cayman Islands), Series 2015-6A, Class AR, 3 Month LIBOR + 1.270%, 144A	2.574	%(c)	07/15/30	8,500	8,504,807
ArrowMark Colorado Holdings (Cayman Islands), Series 2017-6A, Class A1, 3 Month LIBOR + 1.280%, 144A	2.597	%(c)	07/15/29	2,500	2,507,736
Atlas Senior Loan Fund Ltd. (Cayman Islands), Series 2013-2A, Class A1LR, 3 Month LIBOR + 0.980%, 144A	2.295	%(c)	02/17/26	35,000	35,007,833
Atlas Senior Loan Fund Ltd. (Cayman Islands), Series 2017-8A, Class A, 3 Month LIBOR + 1.300%, 144A	2.607	%(c)	01/16/30	5,500	5,522,941
Battalion CLO Ltd. (Cayman Islands), Series 2013-4A, Class A1R, 3 Month LIBOR + 1.140%, 144A	2.453	%(c)	10/22/25	12,000	12,012,042
Battalion CLO Ltd. (Cayman Islands), Series 2014-5A, Class A1R, 3 Month LIBOR + 1.170%, 144A	2.474	%(c)	04/17/26	6,000	6,000,546
Battalion CLO Ltd. (Cayman Islands), Series 2014-7A, Class A1R, 3 Month LIBOR + 1.190%, 144A	2.494	%(c)	10/17/26	9,900	9,902,472
Battalion CLO Ltd. (Cayman Islands), Series 2015-8A, Class A1R, 3 Month LIBOR + 1.340%, 144A	2.644	%(c)	07/18/30	5,500	5,503,046
Bean Creek CLO Ltd. (Cayman Islands), Series 2015-1A, Class A, 3 Month LIBOR + 1.620%, 144A	2.927	%(c)	01/20/28	11,750	11,815,445
BlueMountain CLO Ltd. (Cayman Islands), Series 2015-1A, Class A1R, 3 Month LIBOR + 1.330%, 144A	2.634	%(c)	04/13/27	4,500	4,514,556
Brookside Mill CLO Ltd. (Cayman Islands), Series 2013-1A, Class A1, 3 Month LIBOR + 1.150%, 144A	2.454	%(c)	04/17/25	11,469	11,485,126

A1064

AST PRUDENTIAL CORE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)

Collateralized Loan Obligations (cont’d.)
Carlyle Global Market Strategies CLO Ltd., Series 2012-4A, Class AR, 3 Month LIBOR + 1.450%, 144A	2.757	%(c)	01/20/29	12,000	$12,122,620
Carlyle US CLO Ltd. (Cayman Islands), Series 2017-2A, Class A1B, 3 Month LIBOR + 1.220%, 144A	2.551	%(c)	07/20/31	2,750	2,761,044
Catamaran CLO Ltd. (Cayman Islands), Series 2014-2A, Class A1R, 3 Month LIBOR + 1.400%, 144A	2.704	%(c)	10/18/26	5,000	4,997,394
ECP CLO Ltd. (Cayman Islands), Series 2014-6A, Class A1A, 3 Month LIBOR + 1.450%, 144A	2.754	%(c)	07/15/26	2,450	2,451,759
Elevation CLO Ltd. (Cayman Islands), Series 2014-3A, Class AR, 3 Month LIBOR + 1.180%, 144A	2.484	%(c)	10/15/26	8,750	8,741,162
Elevation CLO Ltd. (Cayman Islands), Series 2015-4A, Class A, 3 Month LIBOR + 1.550%, 144A	2.854	%(c)	04/18/27	3,750	3,756,470
Galaxy CLO Ltd. (Cayman Islands), Series 2014-17A, Class AR, 3 Month LIBOR + 1.400%, 144A	2.704	%(c)	07/15/26	9,000	9,027,753
Galaxy CLO Ltd. (Cayman Islands), Series 2014-18A, Class AR, 3 Month LIBOR + 1.170%, 144A	2.474	%(c)	10/15/26	2,750	2,753,507
Highbridge Loan Management Ltd. (Cayman Islands), Series 2015-6A, Class A, 3 Month LIBOR + 1.450%, 144A	2.762	%(c)	05/05/27	3,500	3,504,958
KKR CLO Ltd. (Cayman Islands), Series 18, Class A, 3 Month LIBOR + 1.270%, 144A	2.587	%(c)	07/18/30	20,000	20,011,364
KVK CLO Ltd. (Cayman Islands), Series 2014-2A, Class AR, 3 Month LIBOR + 1.180%, 144A	2.484	%(c)	07/15/26	15,000	15,036,045
KVK CLO Ltd. (Cayman Islands), Series 2014-3A, Class AR, 3 Month LIBOR + 1.200%, 144A	2.504	%(c)	10/15/26	15,000	15,003,858
MP CLO Ltd. (Cayman Islands), Series 2013-1A, Class A, 3 Month LIBOR + 1.180%, 144A	2.487	%(c)	04/20/25	8,335	8,335,375
OCP CLO Ltd. (Cayman Islands), Series 2017-13A, Class A1A, 3 Month LIBOR + 1.260%, 144A	2.561	%(c)	07/15/30	6,250	6,252,877
OZLM Funding Ltd. (Cayman Islands), Series 2012-2A, Class A1R, 3 Month LIBOR + 1.440%, 144A	2.751	%(c)	10/30/27	7,500	7,520,878
Palmer Square CLO Ltd. (Cayman Islands), Series 2015-1A, Class A1R, 3 Month LIBOR + 1.300%, 144A	2.616	%(c)	05/21/29	5,000	5,000,015
Palmer Square CLO Ltd. (Cayman Islands), Series 2015-2A, Class A1AR, 3 Month LIBOR + 1.270%, 144A	2.577	%(c)	07/20/30	10,750	10,686,235
Shackleton CLO Ltd. (Cayman Islands), Series 2013-3A, Class B2, 144A	3.440%		04/15/25	600	601,623
Shackleton CLO Ltd. (Cayman Islands), Series 2014-5A, Class AR, 3 Month LIBOR + 1.140%, 144A	2.452	%(c)	05/07/26	14,500	14,506,158
Sound Point CLO Ltd. (Cayman Islands), Series 2015-2A, Class A, 3 Month LIBOR + 1.520%, 144A	2.827	%(c)	07/20/27	10,750	10,750,432
Sound Point CLO Ltd. (Cayman Islands), Series 2017-2A, Class A, 3 Month LIBOR + 1.280%, 144A	2.567	%(c)	07/25/30	4,500	4,512,405

A1065

AST PRUDENTIAL CORE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (Continued)

Collateralized Loan Obligations (cont’d.)
TICP CLO Ltd. (Cayman Islands), Series 2016-6A, Class A, 3 Month LIBOR + 1.550%, 144A	2.854	%(c)	01/15/29	3,500	$3,532,922
TICP CLO Ltd. (Cayman Islands), Series 2017-7A, Class AS, 3 Month LIBOR + 1.230%, 144A	2.534	%(c)	07/15/29	1,500	1,500,540
Trinitas CLO Ltd. (Cayman Islands), Series 2016-5A, Class A, 3 Month LIBOR + 1.700%, 144A	3.014	%(c)	10/25/28	11,500	11,546,079
Trinitas CLO Ltd. (Cayman Islands), Series 2017-6A, Class A, 3 Month LIBOR + 1.320%, 144A	2.655	%(c)	07/25/29	6,500	6,503,263
Wellfleet CLO Ltd. (Cayman Islands), Series 2016-2A, Class A1, 3 Month LIBOR + 1.650%, 144A	2.957	%(c)	10/20/28	7,750	7,793,725
Wellfleet CLO Ltd. (Cayman Islands), Series 2017-1A, Class A1, 3 Month LIBOR + 1.320%, 144A	2.431	%(c)	04/20/29	9,000	9,003,462
West CLO Ltd. (Cayman Islands), Series 2013-1A, Class A1AR, 3 Month LIBOR + 1.160%, 144A	2.472	%(c)	11/07/25	4,000	4,001,182
Zais CLO Ltd. (Cayman Islands), Series 2017-1A, Class A1, 3 Month LIBOR + 1.370%, 144A	2.572	%(c)	07/15/29	7,750	7,753,408

					359,960,775

Consumer Loans — 1.4%
OneMain Financial Issuance Trust, Series 2015-2A, Class A, 144A	2.570%		07/18/25	5,569	5,579,701
OneMain Financial Issuance Trust, Series 2016-1A, Class A, 144A	3.660%		02/20/29	6,400	6,551,361
OneMain Financial Issuance Trust, Series 2017-1A, Class B, 144A	2.790%		09/14/32	1,500	1,490,149
Oportun Funding LLC, Series 2017-A, Class A, 144A	3.230%		06/08/23	1,750	1,761,530
SpringCastle America Funding LLC, Series 2016-AA, Class A, 144A	3.050%		04/25/29	8,946	9,007,383
Springleaf Funding Trust, Series 2015-AA, Class A, 144A	3.160%		11/15/24	17,040	17,159,024

					41,549,148

Credit Cards — 0.3%
Discover Card Execution Note Trust, Series 2017-A5, Class A5, 1 Month LIBOR + 0.600%	1.834	%(c)	12/15/26	8,400	8,483,774

Home Equity Loans — 2.3%
ACE Securities Corp. Home Equity Loan Trust, Series 2003-OP1, Class M1, 1 Month LIBOR + 1.050%	2.287	%(c)	12/25/33	364	360,384
ACE Securities Corp. Home Equity Loan Trust, Series 2004-IN1, Class A1, 1 Month LIBOR + 0.640%	1.877	%(c)	05/25/34	1,210	1,184,333
ACE Securities Corp. Home Equity Loan Trust, Series 2004-OP1, Class M1, 1 Month LIBOR + 0.780%	2.017	%(c)	04/25/34	2,209	2,210,402

A1066

AST PRUDENTIAL CORE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (Continued)

Home Equity Loans (cont’d.)
Ameriquest Mortgage Securities, Inc., Asset-Backed Pass-through Certificates, Series 2003-1, Class M1, 1 Month LIBOR + 1.350%	2.587	%(c)	02/25/33	1,241	$1,226,644
Argent Securities, Inc., Asset-Backed Pass-Through Certificates, Series 2003-W10, Class M1, 1 Month LIBOR + 1.080%	2.317	%(c)	01/25/34	1,814	1,773,695
Asset-Backed Funding Certificates Trust, Series 2004-OPT2, Class M1, 1 Month LIBOR + 0.825%.	2.062	%(c)	08/25/33	546	542,197
Asset-Backed Funding Certificates Trust, Series 2004-OPT5, Class A1, 1 Month LIBOR + 0.700%	1.937	%(c)	06/25/34	2,228	2,218,619
Asset-Backed Securities Corp. Home Equity Loan Trust, Series 2003-HE1, Class M2, 1 Month LIBOR + 3.525%	4.759	%(c)	01/15/33	263	264,962
Asset-Backed Securities Corp. Home Equity Loan Trust, Series 2003-HE7, Class M1, 1 Month LIBOR + 0.975%	2.209	%(c)	12/15/33	928	926,568
Asset-Backed Securities Corp. Home Equity Loan Trust, Series 2004-HE2, Class M1, 1 Month LIBOR + 0.825%	2.062	%(c)	04/25/34	4,193	4,165,649
Asset-Backed Securities Corp. Home Equity Loan Trust, Series 2004-HE3, Class M1, 1 Month LIBOR + 0.810%	2.047	%(c)	06/25/34	2,703	2,690,456
Asset-Backed Securities Corp. Home Equity Loan Trust, Series 2004-HE5, Class M1, 1 Month LIBOR + 0.900%	2.137	%(c)	08/25/34	2,235	2,206,781
Asset-Backed Securities Corp. Home Equity Loan Trust, Series 2004-HE8, Class M1, 1 Month LIBOR + 1.050%	2.287	%(c)	12/25/34	1,291	1,232,679
Bear Stearns Asset-Backed Securities I Trust, Series 2004-FR2, Class M2, 1 Month LIBOR + 1.020%	2.257	%(c)	06/25/34	3,014	3,042,595
Bear Stearns Asset-Backed Securities Trust, Series 2003-2, Class A3, 1 Month LIBOR + 1.500%	2.737	%(c)	03/25/43	951	939,264
Bear Stearns Asset-Backed Securities Trust, Series 2004-HE5, Class M1, 1 Month LIBOR + 0.855%	2.092	%(c)	07/25/34	3,024	2,995,345
EquiFirst Mortgage Loan Trust, Series 2004-1, Class 1A1, 1 Month LIBOR + 0.480%	1.717	%(c)	01/25/34	3,944	3,815,078
EquiFirst Mortgage Loan Trust, Series 2004-3, Class M2, 1 Month LIBOR + 0.900%	2.137	%(c)	12/25/34	1,525	1,529,873
Home Equity Asset Trust, Series 2003-4, Class M1, 1 Month LIBOR + 1.200%	2.437	%(c)	10/25/33	873	859,620
Home Equity Asset Trust, Series 2003-6, Class M1, 1 Month LIBOR + 1.050%	2.287	%(c)	02/25/34	2,415	2,363,791
MASTR Asset-Backed Securities Trust, Series 2004-OPT2, Class A2, 1 Month LIBOR + 0.700%	1.937	%(c)	09/25/34	858	842,663
MASTR Asset-Backed Securities Trust, Series 2004-WMC2, Class M1, 1 Month LIBOR + 0.900%.	2.137	%(c)	04/25/34	2,681	2,645,013
MASTR Asset-Backed Securities Trust, Series 2005-NC1, Class M1, 1 Month LIBOR + 0.720%	1.957	%(c)	12/25/34	4,531	4,417,986

A1067

AST PRUDENTIAL CORE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (Continued)

Home Equity Loans (cont’d.)
Morgan Stanley ABS Capital I, Inc. Trust, Series 2003-NC10, Class M1, 1 Month LIBOR + 1.020%	2.257	%(c)	10/25/33	193	$191,063
Morgan Stanley ABS Capital I, Inc. Trust, Series 2004-HE1, Class A4, 1 Month LIBOR + 0.740%	1.977	%(c)	01/25/34	1,566	1,555,232
Morgan Stanley ABS Capital I, Inc. Trust, Series 2004-HE3, Class M1, 1 Month LIBOR + 0.855%	2.092	%(c)	03/25/34	4,415	4,292,068
Morgan Stanley ABS Capital I, Inc. Trust, Series 2004-HE4, Class M1, 1 Month LIBOR + 0.900%	2.137	%(c)	05/25/34	2,553	2,546,208
Morgan Stanley Dean Witter Capital I, Inc. Trust, Series 2003-NC1, Class M1, 1 Month LIBOR + 1.575%	2.812	%(c)	11/25/32	731	729,738
Morgan Stanley Home Equity Loan Trust, Series 2005-3, Class M2, 1 Month LIBOR + 0.705%	1.942	%(c)	08/25/35	3,042	3,053,674
Option One Mortgage Acceptance Corp., Asset-Backed Certificates, Series 2003-5, Class A2, 1 Month LIBOR + 0.640%	1.877	%(c)	08/25/33	1,078	1,043,843
Option One Mortgage Loan Trust, Series 2004-1, Class M1, 1 Month LIBOR + 0.900%	2.137	%(c)	01/25/34	6,128	6,071,772
Renaissance Home Equity Loan Trust, Series 2003-3, Class A, 1 Month LIBOR + 0.500%	1.737	%(c)	12/25/33	1,096	1,076,795
Saxon Asset Securities Trust, Series 2004-1, Class A, 1 Month LIBOR + 0.540%	1.777	%(c)	03/25/35	405	388,410
Securitized Asset-Backed Receivables LLC Trust, Series 2004-OP1, Class M1, 1 Month LIBOR + 0.765%	2.002	%(c)	02/25/34	3,905	3,797,080

					69,200,480

Other — 0.0%
Sierra Timeshare Receivables Funding LLC, Series 2012-3A, Class A, 144A	1.870%		08/20/29	514	514,387

Residential Mortgage-Backed Securities — 2.7%
Ameriquest Mortgage Securities, Inc., Asset-Backed Pass-through Certificates, Series 2004-R1, Class A2, 1 Month LIBOR + 0.600%	1.837	%(c)	02/25/34	274	262,192
Argent Securities, Inc., Asset-Backed Pass-Through Certificates, Series 2004-W10, Class A2, 1 Month LIBOR + 0.780%	2.017	%(c)	10/25/34	1,157	1,166,149
Countrywide Asset-Backed Certificates, Series 2004-12, Class AF6	4.634	%(cc)	03/25/35	211	216,198
Countrywide Asset-Backed Certificates, Series 2004-BC4, Class M1, 1 Month LIBOR + 1.050%	2.287	%(c)	11/25/34	1,331	1,331,660
Countrywide Asset-Backed Certificates, Series 2004-SD1, Class A1, 1 Month LIBOR + 0.680%, 144A	1.917	%(c)	06/25/33	1,047	1,040,026
Credit-Based Asset Servicing & Securitization LLC, Series 2004-CB4, Class A6	5.872	%(cc)	05/25/35	154	153,364
CSMC Trust, Series 2016-RPL1, Class A1, 1 Month LIBOR + 3.150%, 144A	4.387	%(c)	12/26/46	12,331	12,371,017

A1068

AST PRUDENTIAL CORE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#		Value

ASSET-BACKED SECURITIES (Continued)

Residential Mortgage-Backed Securities (cont’d.)
CSMC Trust, Series 2017-6R, 1 Month LIBOR + 1.550%, 144A	2.786	%(c)	03/06/47		5,877	$5,889,103
Merrill Lynch Mortgage Investors Trust, Series 2003-WMC3, Class M3, 1 Month LIBOR + 2.475%	3.712	%(c)	06/25/34		1,149	1,148,969
Merrill Lynch Mortgage Investors Trust, Series 2004-WMC3, Class M2, 1 Month LIBOR + 1.845%	3.082	%(c)	01/25/35		943	960,248
Ripon, Series 2017-1A, Class A1, 3 Month LIBOR + 0.800%, 144A	1.082	%(c)	08/20/56		14,716	19,793,060
Structured Asset Investment Loan Trust, Series 2004-6, Class A3, 1 Month LIBOR + 0.800%	2.037	%(c)	07/25/34		8,139	8,212,306
Structured Asset Investment Loan Trust, Series 2004-7, Class A7, 1 Month LIBOR + 0.840%	2.077	%(c)	08/25/34		1,181	1,185,914
Structured Asset Investment Loan Trust, Series 2004-11, Class A4, 1 Month LIBOR + 0.900%	2.137	%(c)	01/25/35		101	101,545
Structured Asset Investment Loan Trust, Series 2004-BNC1, Class A4, 1 Month LIBOR + 0.940%	2.177	%(c)	09/25/34		3,492	3,478,487
Towd Point Mortgage Funding, Series 2017-A11, Class A1, 144A	1.132	%(cc)	05/20/45		11,365	15,243,573
Towd Point Mortgage Trust, Series 2017-4, Class A1, 144A	2.750	%(cc)	06/25/57		5,064	5,087,202
VOLT LVII LLC, Series 2017-NPL4, Class A1, 144A	3.375	%(cc)	04/25/47		1,252	1,258,875
VOLT LX LLC, Series 2017-NPL7, Class A1, 144A	3.250	%(cc)	04/25/59		1,415	1,420,216

						80,320,104

Student Loans — 0.3%
Commonbond Student Loan Trust, Series 2017-AGS, Class A2, 1 Month LIBOR + 0.850%, 144A	2.087	%(c)	05/25/41		4,023	4,048,289
Earnest Student Loan Program LLC, Series 2017-A, Class A1, 1 Month LIBOR + 1.000%, 144A	2.237	%(c)	01/25/41		2,318	2,317,724
Earnest Student Loan Program LLC, Series 2017-A, Class A2, 144A	2.650%		01/25/41		4,650	4,628,530

						10,994,543

TOTAL ASSET-BACKED SECURITIES (cost $571,724,156)						585,248,095

BANK LOANS(c) —0.8%

Chemicals — 0.1%
Ceramtec Acquisition Corp. (Germany), Initial Euro Term B-1 Loan, 3 Month EURIBOR + 3.000%^	3.750%		08/30/20	EUR	1,534	1,817,022
Ceramtec GmbH (Germany), Euro Term B-2 Loan, 3 Month EURIBOR + 3.000%^	3.750%		08/28/20	EUR	466	552,674

						2,369,696

A1069

AST PRUDENTIAL CORE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#		Value

BANK LOANS(c) (Continued)

Computers — 0.1%
Dell International LLC, Term A-3 Loan, 1 Month LIBOR + 2.000%	3.200%		12/31/18		2,900	$2,901,035

Diversified Financial Services — 0.1%
McAfee LLC, Term Loan TL, 3 Month LIBOR + 4.500%	5.833%		09/30/24		4,580	4,600,610

Oil & Gas — 0.2%
Intervias Finco Ltd., Facility D1, 3 Month GBP LIBOR + 5.000%	5.290%		01/30/23	GBP	4,905	6,612,742

Pharmaceuticals — 0.1%
Avantor, Term Loan TL, 3 Month EURIBOR + 4.250%	4.250%		09/30/24	EUR	915	1,083,685
Valeant Pharmaceuticals International, Inc. (Canada), Series F Tranche B Term Loan, 1 Month LIBOR + 3.750%	5.990%		04/01/22		1,290	1,312,611

						2,396,296

Retail — 0.1%
Kirk Beauty One GmbH - Douglas GmbH, Facility B1, 3 Month EURIBOR + 3.500%	3.500%		08/12/22	EUR	211	250,609
Kirk Beauty One GmbH - Douglas GmbH, Facility B2, 3 Month EURIBOR + 3.500%	3.500%		08/12/22	EUR	129	152,707
Kirk Beauty One GmbH - Douglas GmbH, Facility B3, 3 Month EURIBOR + 3.500%	3.500%		08/12/22	EUR	221	261,815
Kirk Beauty One GmbH - Douglas GmbH, Facility B4, 3 Month EURIBOR + 3.500%	3.500%		08/12/22	EUR	146	173,822
Kirk Beauty One GmbH - Douglas GmbH, Facility B5, 3 Month EURIBOR + 3.500%	3.500%		08/12/22	EUR	33	38,627
Kirk Beauty One GmbH - Douglas GmbH, Facility B6, 3 Month EURIBOR + 3.500%	3.500%		08/12/22	EUR	168	199,398
Kirk Beauty One GmbH - Douglas GmbH, Facility B7, 3 Month EURIBOR + 3.500%	3.500%		08/12/22	EUR	93	110,381
Rite Aid Corp., Tranche 2 Term Loan (Second Lien), 1 Month LIBOR + 3.875%	5.120%		06/21/21		2,250	2,257,970

						3,445,329

Technology — 0.1%
Peer Holdings BV (United Kingdom), Facility B, 3 Month EURIBOR + 3.250%	3.250%		02/25/22	EUR	2,300	2,739,422

TOTAL BANK LOANS (cost $24,744,376)						25,065,130

COMMERCIAL MORTGAGE-BACKED SECURITIES — 17.7%
Banc of America Commercial Mortgage Trust, Series 2008-1, Class A1A	6.465%	(cc)	02/10/51		2,711	2,715,540
BANK, Series 2017-BNK7, Class A4	3.175%		09/15/60		20,000	20,086,562
CD Mortgage Trust, Series 2017-CD5, Class A3	3.171%		08/15/50		9,000	9,028,979
CFCRE Commercial Mortgage Trust, Series 2016-C6, Class A2	2.950%		11/10/49		19,000	18,678,879
CGMS Commercial Mortgage Trust, Series 2017-B1, Class A3	3.197%		08/15/50		12,600	12,657,519
Citigroup Commercial Mortgage Trust, Series 2008-C7, Class A4	6.427%	(cc)	12/10/49		196	195,760
Citigroup Commercial Mortgage Trust, Series 2013-GC11, Class A3	2.815%		04/10/46		9,000	9,080,501

A1069

AST PRUDENTIAL CORE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
Citigroup Commercial Mortgage Trust, Series 2014-GC21, Class A4	3.575%		05/10/47	9,770	$10,173,196
Citigroup Commercial Mortgage Trust, Series 2015-GC27, Class A2	2.687%		02/10/48	11,112	11,226,288
Citigroup Commercial Mortgage Trust, Series 2015-GC31, Class A3	3.497%		06/10/48	22,600	23,370,741
Commercial Mortgage Trust, Series 2012-CR5, Class A3	2.540%		12/10/45	2,000	1,994,237
Commercial Mortgage Trust, Series 2013-CR7, Class A3	2.929%		03/10/46	11,654	11,821,183
Commercial Mortgage Trust, Series 2014-CR20, Class A3	3.326%		11/10/47	17,000	17,390,600
Commercial Mortgage Trust, Series 2014-UBS4, Class A3	3.430%		08/10/47	15,300	15,738,795
Commercial Mortgage Trust, Series 2014-UBS6, Class A4	3.378%		12/10/47	8,000	8,203,393
Commercial Mortgage Trust, Series 2015-CR27, Class A3	3.349%		10/10/48	16,750	17,085,765
Commercial Mortgage Trust, Series 2015-DC1, Class A4	3.078%		02/10/48	15,000	15,088,644
Commercial Mortgage Trust, Series 2015-LC21, Class A3	3.445%		07/10/48	19,100	19,671,657
Commercial Mortgage Trust, Series 2015-LC23, Class A3	3.521%		10/10/48	13,500	13,917,539
Commercial Mortgage Trust, Series 2016-COR1, Class A3	2.826%		10/10/49	12,000	11,761,979
CSAIL Commercial Mortgage Trust, Series 2015-C2, Class A3	3.231%		06/15/57	22,000	22,314,477
Deutsche Bank-JPMorgan Commercial Mortgage Trust, Series 2016-C3, Class A4	2.632%		09/10/49	11,300	10,961,158
Fannie Mae-Aces, Series 2015-M17, Class A2	3.038%	(cc)	11/25/25	10,700	10,885,359
Fannie Mae-Aces, Series 2017-M4, Class A2	2.684%	(cc)	12/25/26	25,000	24,485,110
FHLMC Multifamily Structured Pass-Through Certificates, Series K008, Class X1, IO	1.693%	(cc)	06/25/20	29,388	1,012,537
FHLMC Multifamily Structured Pass-Through Certificates, Series K020, Class X1, IO	1.566%	(cc)	05/25/22	45,887	2,501,168
FHLMC Multifamily Structured Pass-Through Certificates, Series K021, Class X1, IO	1.602%	(cc)	06/25/22	24,953	1,428,910
FHLMC Multifamily Structured Pass-Through Certificates, Series K024, Class X1, IO	0.987%	(cc)	09/25/22	40,045	1,406,236
FHLMC Multifamily Structured Pass-Through Certificates, Series K025, Class X1, IO	0.999%	(cc)	10/25/22	32,759	1,187,977
FHLMC Multifamily Structured Pass-Through Certificates, Series K052, Class X1, IO	0.807%	(cc)	11/25/25	132,383	5,805,309
FHLMC Multifamily Structured Pass-Through Certificates, Series K055, Class X1, IO	1.502%	(cc)	03/25/26	27,886	2,640,078
FHLMC Multifamily Structured Pass-Through Certificates, Series K710, Class X1, IO	1.866%	(cc)	05/25/19	34,238	742,120
FHLMC Multifamily Structured Pass-Through Certificates, Series K711, Class X1, IO	1.807%	(cc)	07/25/19	34,989	772,165
FHLMC Multifamily Structured Pass-Through Certificates, Series Q001, Class XA, IO	2.311%	(cc)	02/25/32	29,968	4,650,748
GS Mortgage Securities Trust, Series 2014-GC26, Class A4	3.364%		11/10/47	8,000	8,207,180
GS Mortgage Securities Trust, Series 2017-GS7, Class AAB	3.203%		08/10/50	7,300	7,441,141
JPMBB Commercial Mortgage Securities Trust, Series 2013-C17, Class A2	3.003%		01/15/47	5,143	5,187,182

A1070

AST PRUDENTIAL CORE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
JPMBB Commercial Mortgage Securities Trust, Series 2015-C28, Class A2	2.773%	10/15/48	4,500	$4,561,755
JPMCC Commercial Mortgage Securities Trust, Series 2017-JP6, Class A4	3.224%	07/15/50	15,500	15,657,554
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2012-CBX, Class A3	3.139%	06/15/45	2,172	2,196,285
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2012-LC9, Class A4	2.611%	12/15/47	5,000	5,029,886
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-C10, Class A4	2.875%	12/15/47	14,500	14,683,216
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C7, Class A3	2.655%	02/15/46	10,000	10,112,634
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C8, Class A3	2.863%	12/15/48	5,000	5,080,318
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C9, Class A3	2.834%	05/15/46	13,600	13,636,772
UBS-Barclays Commercial Mortgage Trust, Series 2013-C5, Class A3	2.920%	03/10/46	13,600	13,757,564
UBS-Barclays Commercial Mortgage Trust, Series 2013-C6, Class A3	2.971%	04/10/46	12,200	12,433,070
Wells Fargo Commercial Mortgage Trust, Series 2014-LC16, Class A4	3.548%	08/15/50	3,610	3,751,185
Wells Fargo Commercial Mortgage Trust, Series 2015-LC20, Class A4	2.925%	04/15/50	15,000	14,973,978
Wells Fargo Commercial Mortgage Trust, Series 2016-BNK1, Class A2	2.399%	08/15/49	11,300	10,747,442
Wells Fargo Commercial Mortgage Trust, Series 2016-C37, Class A4	3.525%	12/15/49	9,000	9,301,726
Wells Fargo Commercial Mortgage Trust, Series 2016-LC24, Class A3	2.684%	10/15/49	15,500	15,014,490
Wells Fargo Commercial Mortgage Trust, Series 2017-C38, Class A4	3.190%	07/15/50	9,500	9,556,867
Wells Fargo Commercial Mortgage Trust, Series 2017-C39, Class ASB	3.212%	09/15/50	6,900	7,048,284

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $529,537,468)				529,059,638

			Shares
COMMON STOCK — 0.0%

Oil & Gas
Frontera Energy Corp. (Colombia)*(a) (cost $1,279,096)			32,074	1,122,590

			Principal Amount (000)#
CORPORATE BONDS — 32.6%

Agriculture — 0.5%
BAT Capital Corp. (United Kingdom), Gtd. Notes, 144A	3.222%	08/15/24	6,445	6,460,880
Imperial Brands Finance PLC (United Kingdom), Gtd. Notes, 144A	2.050%	02/11/18	7,440	7,443,930

A1071

AST PRUDENTIAL CORE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Agriculture (cont’d.)
Reynolds American, Inc. (United Kingdom), Gtd. Notes	7.000%	08/04/41		1,350	$1,744,992

					15,649,802

Airlines — 0.4%
American Airlines 2016-2 Class AA Pass-Through Trust, Pass-Through Certificates	3.200%	12/15/29		2,839	2,840,062
Continental Airlines 2012-1 Class A Pass-Through Trust, Pass-Through Certificates	4.150%	10/11/25		4,136	4,353,239
Continental Airlines 2012-2 Class A Pass-Through Trust, Pass-Through Certificates	4.000%	04/29/26		1,028	1,076,721
United Airlines 2016-2 Class AA Pass-Through Trust, Pass-Through Certificates	2.875%	04/07/30		3,300	3,240,270

					11,510,292

Apparel — 0.1%
Hanesbrands Finance Luxembourg SCA, Gtd. Notes, 144A	3.500%	06/15/24	EUR	1,345	1,703,465

Auto Manufacturers — 0.7%
Ford Motor Co., Sr. Unsec’d. Notes	4.750%	01/15/43		5,490	5,382,484
Ford Motor Co., Sr. Unsec’d. Notes	5.291%	12/08/46		545	568,655
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	2.597%	11/04/19		5,000	5,040,336
General Motors Co., Sr. Unsec’d. Notes	4.000%	04/01/25		4,620	4,693,490
General Motors Co., Sr. Unsec’d. Notes	6.250%	10/02/43		5,215	5,959,915
Jaguar Land Rover Automotive PLC (United Kingdom), Gtd. Notes, 144A	2.200%	01/15/24	EUR	620	739,002

					22,383,882

Auto Parts & Equipment — 0.5%
IHO Verwaltungs GmbH (Germany), 1st Lien, Cash coupon 3.250% or PIK 4.000%, 144A	3.250%	09/15/23	EUR	2,240	2,749,950
IHO Verwaltungs GmbH (Germany), 1st Lien, Cash coupon 3.750% or PIK 4.500%, 144A	3.750%	09/15/26	EUR	2,155	2,693,432
Lear Corp., Sr. Unsec’d. Notes	5.250%	01/15/25		6,325	6,760,899
ZF North America Capital, Inc. (Germany), Gtd. Notes, 144A	4.500%	04/29/22		3,000	3,153,750

					15,358,031

Banks — 9.6%
Agence Francaise de Developpement (France), Sr. Unsec’d. Notes	1.625%	01/21/20		3,000	2,977,395
Banco Santander SA (Spain), Sr. Unsec’d. Notes	3.500%	04/11/22		3,600	3,686,807
Bank Nederlandse Gemeenten NV (Netherlands), Sr. Unsec’d. Notes, EMTN	1.125%	05/25/18		3,000	2,992,320
Bank Nederlandse Gemeenten NV (Netherlands), Sr. Unsec’d. Notes, MTN, 144A	1.750%	10/05/20		1,600	1,593,968
Bank Nederlandse Gemeenten NV (Netherlands), Sr. Unsec’d. Notes, MTN, 144A	2.375%	02/01/22		4,000	4,042,524
Bank of America Corp., Jr. Sub. Notes(a)	5.125%	12/31/49		4,145	4,233,206
Bank of America Corp., Jr. Sub. Notes(a)	6.300%	12/31/49		1,490	1,683,700
Bank of America Corp., Sr. Unsec’d. Notes	5.700%	01/24/22		17,705	19,929,456
Bank of America Corp., Sr. Unsec’d. Notes	7.625%	06/01/19		1,795	1,958,896
Bank of America Corp., Sr. Unsec’d. Notes, MTN	4.100%	07/24/23		1,245	1,325,692
Bank of America Corp., Sr. Unsec’d. Notes, MTN	4.443%	01/20/48		3,860	4,179,864
Bank of America Corp., Sub. Notes, MTN	3.950%	04/21/25		8,575	8,824,741

A1072

AST PRUDENTIAL CORE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Banks (cont’d.)
Bank of America Corp., Sub. Notes, MTN	4.450%	03/03/26	6,375	$6,739,874
Bank of New York Mellon Corp. (The), Jr. Sub. Notes	4.625%	12/31/49	3,465	3,534,993
Barclays PLC (United Kingdom), Sr. Unsec’d. Notes	2.750%	11/08/19	3,445	3,481,148
Barclays PLC (United Kingdom), Sr. Unsec’d. Notes	3.200%	08/10/21	1,010	1,025,514
Barclays PLC (United Kingdom), Sr. Unsec’d. Notes	3.684%	01/10/23	1,280	1,312,734
Barclays PLC (United Kingdom), Sr. Unsec’d. Notes	4.375%	01/12/26	3,075	3,210,587
Barclays PLC (United Kingdom), Sr. Unsec’d. Notes	4.950%	01/10/47	1,500	1,639,293
Capital One NA, Sr. Unsec’d. Notes	2.250%	09/13/21	2,060	2,031,895
Citigroup, Inc., Jr. Sub. Notes	5.950%	12/31/49	2,575	2,713,406
Citigroup, Inc., Jr. Sub. Notes	6.125%	12/31/49	4,975	5,323,250
Citigroup, Inc., Jr. Sub. Notes(a)	6.250%	12/31/49	3,315	3,729,375
Citigroup, Inc., Sr. Unsec’d. Notes	3.700%	01/12/26	1,940	1,989,021
Citigroup, Inc., Sr. Unsec’d. Notes	4.281%	04/24/48	900	947,414
Citigroup, Inc., Sr. Unsec’d. Notes	8.125%	07/15/39	2,250	3,558,846
Citigroup, Inc., Sub. Notes	4.300%	11/20/26	1,000	1,041,578
Citigroup, Inc., Sub. Notes	4.450%	09/29/27	3,745	3,952,984
Citigroup, Inc., Sub. Notes	4.750%	05/18/46	3,835	4,174,715
Credit Suisse Group Funding Guernsey Ltd. (Switzerland), Gtd. Notes	3.125%	12/10/20	1,700	1,734,108
Credit Suisse Group Funding Guernsey Ltd. (Switzerland), Gtd. Notes	3.800%	06/09/23	5,555	5,750,274
Deutsche Bank AG (Germany), Sr. Unsec’d. Notes, GMTN	3.375%	05/12/21	3,960	4,035,975
Dexia Credit Local SA (France), Gov’t. Liquid Gtd. Notes	1.875%	01/29/20	2,250	2,240,376
Dexia Credit Local SA (France), Gov’t. Liquid Gtd. Notes, 144A	1.875%	09/15/21	4,250	4,168,613
Dexia Credit Local SA (France), Gov’t. Liquid Gtd. Notes, 144A	2.375%	09/20/22	500	498,634
Discover Bank, Sr. Unsec’d. Notes	2.000%	02/21/18	14,175	14,196,121
Goldman Sachs Group, Inc. (The), Jr. Sub. Notes	5.300%	12/31/49	1,035	1,111,331
Goldman Sachs Group, Inc. (The), Jr. Sub. Notes	5.375%	12/31/49	7,490	7,760,389
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	3.500%	11/16/26	6,950	6,968,830
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	3.750%	02/25/26	1,290	1,320,609
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	3.850%	01/26/27	1,680	1,716,396
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	5.250%	07/27/21	6,590	7,241,191
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	5.750%	01/24/22	8,130	9,112,123
Goldman Sachs Group, Inc. (The), Sub. Notes	6.750%	10/01/37	4,750	6,266,634
HSBC Holdings PLC (United Kingdom), Sub. Notes	4.250%	03/14/24	1,980	2,069,977
JPMorgan Chase & Co., Jr. Sub. Notes	5.300%	12/31/49	7,950	8,287,875
JPMorgan Chase & Co., Jr. Sub. Notes	7.900%	12/31/49	4,350	4,480,500
JPMorgan Chase & Co., Sr. Unsec’d. Notes	2.950%	10/01/26	4,110	4,022,468
JPMorgan Chase & Co., Sr. Unsec’d. Notes	3.200%	06/15/26	5,930	5,886,462
JPMorgan Chase & Co., Sr. Unsec’d. Notes	3.250%	09/23/22	9,245	9,557,672
JPMorgan Chase & Co., Sr. Unsec’d. Notes	4.032%	07/24/48	3,825	3,885,223

A1073

AST PRUDENTIAL CORE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Banks (cont’d.)
JPMorgan Chase & Co., Sr. Unsec’d. Notes	4.500%	01/24/22	8,500	$9,209,840
Morgan Stanley, Jr. Sub. Notes	5.450%	12/31/49	2,975	3,067,969
Morgan Stanley, Sr. Unsec’d. Notes	4.375%	01/22/47	5,020	5,340,253
Morgan Stanley, Sr. Unsec’d. Notes, GMTN	3.750%	02/25/23	5,340	5,576,019
Morgan Stanley, Sr. Unsec’d. Notes, GMTN	5.500%	07/28/21	7,000	7,764,635
Morgan Stanley, Sr. Unsec’d. Notes, MTN	3.125%	07/27/26	8,155	7,998,963
Morgan Stanley, Sr. Unsec’d. Notes, MTN	5.625%	09/23/19	7,600	8,117,594
Morgan Stanley, Sr. Unsec’d. Notes, MTN	6.375%	07/24/42	1,280	1,720,970
People’s United Bank NA, Sub. Notes	4.000%	07/15/24	1,900	1,944,085
PNC Bank NA, Sub. Notes	3.800%	07/25/23	765	806,904
PNC Bank NA, Sub. Notes	4.200%	11/01/25	2,545	2,729,730
State Street Corp., Jr. Sub. Notes	5.250%	12/31/49	5,265	5,541,412
UBS Group Funding Switzerland AG (Switzerland), Gtd. Notes, 144A	2.859%	08/15/23	7,290	7,266,259

				287,231,610

Beverages — 0.1%
Anheuser-Busch InBev Finance, Inc. (Belgium), Gtd. Notes	4.900%	02/01/46	1,775	2,004,983

Biotechnology — 0.2%
Amgen, Inc., Sr. Unsec’d. Notes	4.663%	06/15/51	4,752	5,212,059
Gilead Sciences, Inc., Sr. Unsec’d. Notes	4.150%	03/01/47	150	153,664
Gilead Sciences, Inc., Sr. Unsec’d. Notes	5.650%	12/01/41	555	689,044

				6,054,767

Building Materials — 0.1%
Standard Industries, Inc., Sr. Unsec’d. Notes, 144A	5.375%	11/15/24	4,015	4,267,142

Chemicals — 0.8%
Agrium, Inc. (Canada), Sr. Unsec’d. Notes	5.250%	01/15/45	4,910	5,626,576
CF Industries, Inc., Gtd. Notes	5.375%	03/15/44	2,105	2,010,275
Dow Chemical Co. (The), Sr. Unsec’d. Notes	5.250%	11/15/41	3,800	4,283,999
Eastman Chemical Co., Sr. Unsec’d. Notes	3.800%	03/15/25	6,706	6,885,935
LyondellBasell Industries NV, Sr. Unsec’d. Notes	4.625%	02/26/55	4,000	4,122,840
LyondellBasell Industries NV, Sr. Unsec’d. Notes	6.000%	11/15/21	250	282,044
Mosaic Co. (The), Sr. Unsec’d. Notes(a)	5.450%	11/15/33	1,305	1,348,793
Mosaic Co. (The), Sr. Unsec’d. Notes	5.625%	11/15/43	455	464,472

				25,024,934

Commercial Services — 0.4%
ERAC USA Finance LLC, Gtd. Notes, 144A	3.300%	12/01/26	5,690	5,580,909
ERAC USA Finance LLC, Gtd. Notes, 144A	6.700%	06/01/34	1,025	1,278,413
ERAC USA Finance LLC, Gtd. Notes, 144A	7.000%	10/15/37	2,050	2,696,454
United Rentals North America, Inc., Gtd. Notes	4.875%	01/15/28	1,020	1,025,100
United Rentals North America, Inc., Gtd. Notes	5.500%	07/15/25	935	1,001,619
United Rentals North America, Inc., Gtd. Notes	5.500%	05/15/27	520	554,450
United Rentals North America, Inc., Gtd. Notes	5.875%	09/15/26	400	434,500

				12,571,445

Computers — 0.3%
Dell International LLC/EMC Corp., Sr. Sec’d. Notes, 144A	3.480%	06/01/19	2,560	2,610,835
Hewlett Packard Enterprise Co., Sr. Unsec’d. Notes	2.450%	10/05/17	3,355	3,355,155

A1074

AST PRUDENTIAL CORE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Computers (cont’d.)
Hewlett Packard Enterprise Co., Sr. Unsec’d. Notes	2.850%		10/05/18		1,895	$1,913,944

						7,879,934

Diversified Financial Services — 0.9%
Arrow Global Finance PLC (United Kingdom), Sr. Sec’d. Notes, 144A	5.125%		09/15/24	GBP	1,150	1,594,932
CDP Financial, Inc. (Canada), Sr. Unsec’d. Notes, 144A	3.150%		07/24/24		9,635	9,916,827
CDP Financial, Inc. (Canada), Sr. Unsec’d. Notes	3.150%		07/24/24		2,000	2,058,500
Discover Financial Services, Sr. Unsec’d. Notes	3.750%		03/04/25		4,895	4,914,220
Grain Spectrum Funding II LLC, Sec’d. Notes, 144A^	3.290%		10/10/34		944	939,986
Intrum Justitia AB, Sr. Unsec’d. Notes, 144A	3.125%		07/15/24	EUR	1,310	1,563,317
Jefferies Group LLC, Sr. Unsec’d. Notes	6.500%		01/20/43		1,975	2,256,393
Navient Corp., Sr. Unsec’d. Notes, MTN	4.875%		06/17/19		930	962,550
Navient Corp., Sr. Unsec’d. Notes, MTN	5.500%		01/15/19		175	180,842
Ontario Teachers’ Finance Trust (Canada), Gtd. Notes, 144A	2.125%		09/19/22		2,000	1,988,582
Peru Enhanced Pass-Through Finance Ltd. (Peru), Pass-Through Certificates	1.610%	(s)	05/31/18		656	648,400
Power Sector Assets & Liabilities Management Corp. (Philippines), Gov’t. Gtd. Notes	7.390%		12/02/24		1,100	1,416,341

						28,440,890

Electric — 1.7%
Calpine Corp., Sr. Unsec’d. Notes(a)	5.375%		01/15/23		545	530,776
Calpine Corp., Sr. Unsec’d. Notes	5.750%		01/15/25		1,205	1,137,219
Comision Federal de Electricidad (Mexico), Sr. Unsec’d. Notes, 144A	4.750%		02/23/27		1,170	1,231,425
Comision Federal de Electricidad (Mexico), Sr. Unsec’d. Notes, 144A	4.875%		01/15/24		2,365	2,536,462
Commonwealth Edison Co., First Mortgage	6.450%		01/15/38		2,110	2,872,126
Dominion Energy, Inc., Jr. Sub. Notes	2.962%	(cc)	07/01/19		1,875	1,901,946
Duke Energy Progress LLC, First Mortgage	3.700%		10/15/46		2,030	2,009,534
Dynegy, Inc., Gtd. Notes(a)	7.625%		11/01/24		2,725	2,823,781
Enel Americas SA (Chile), Sr. Unsec’d. Notes	4.000%		10/25/26		740	757,545
Exelon Corp., Jr. Sub. Notes	3.497%		06/01/22		7,110	7,323,958
FirstEnergy Corp., Sr. Unsec’d. Notes	7.375%		11/15/31		2,360	3,139,574
FirstEnergy Transmission LLC, Sr. Unsec’d. Notes, 144A	5.450%		07/15/44		855	993,130
Hydro-Quebec (Canada), Local Gov’t. Gtd. Notes	8.625%		06/15/29		1,000	1,483,932
Majapahit Holding BV (Indonesia), Gtd. Notes	8.000%		08/07/19		950	1,046,235
Northern States Power Co., First Mortgage	3.600%		09/15/47		4,475	4,414,338
NRG Energy, Inc., Gtd. Notes	7.625%		01/15/18		1,314	1,336,995
PECO Energy Co., First Mortgage	3.700%		09/15/47		660	660,599
PPL Capital Funding, Inc., Gtd. Notes	4.000%		09/15/47		4,440	4,412,881
PSEG Power LLC, Gtd. Notes	3.000%		06/15/21		3,750	3,818,580
San Diego Gas & Electric Co., First Mortgage	3.950%		11/15/41		1,125	1,143,780
Southern California Edison Co., First Ref. Mortgage	4.000%		04/01/47		3,550	3,736,796
Southern Power Co., Sr. Unsec’d. Notes	5.150%		09/15/41		1,025	1,115,026

						50,426,638

A1075

AST PRUDENTIAL CORE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Engineering & Construction — 0.0%
Mexico City Airport Trust (Mexico), Sr. Sec’d. Notes, 144A	4.250%	10/31/26	1,540	$1,582,350

Entertainment — 0.3%
Cinemark USA, Inc., Gtd. Notes	5.125%	12/15/22	6,000	6,157,501
GLP Capital LP/GLP Financing II, Inc., Gtd. Notes	4.875%	11/01/20	3,000	3,168,750

				9,326,251

Foods — 0.6%
Ingles Markets, Inc., Sr. Unsec’d. Notes	5.750%	06/15/23	4,275	4,178,812
JBS USA LUX SA/JBS USA Finance, Inc. (Brazil), Gtd. Notes, 144A	5.750%	06/15/25	2,755	2,744,669
JBS USA LUX SA/JBS USA Finance, Inc. (Brazil), Gtd. Notes, 144A	7.250%	06/01/21	2,990	3,049,800
Kraft Heinz Foods Co., Gtd. Notes	3.000%	06/01/26	4,590	4,396,724
Kraft Heinz Foods Co., Gtd. Notes	6.125%	08/23/18	735	763,306
Kroger Co. (The), Sr. Unsec’d. Notes(a)	4.450%	02/01/47	705	667,726
Kroger Co. (The), Sr. Unsec’d. Notes(a)	4.650%	01/15/48	1,760	1,702,353

				17,503,390

Forest Products & Paper — 0.4%
Georgia-Pacific LLC, Sr. Unsec’d. Notes	7.375%	12/01/25	3,620	4,600,048
International Paper Co., Sr. Unsec’d. Notes (original cost $5,504,966; purchased 11/08/11-01/02/13)(f)	6.000%	11/15/41	5,100	6,252,905

				10,852,953

Gas — 0.2%
CenterPoint Energy Resources Corp., Sr. Unsec’d. Notes	5.850%	01/15/41	1,200	1,481,542
Dominion Energy Gas Holdings LLC, Sr. Unsec’d. Notes	4.800%	11/01/43	240	259,134
NiSource Finance Corp., Gtd. Notes	3.950%	03/30/48	3,210	3,163,670

				4,904,346

Healthcare-Products — 0.4%
Becton Dickinson & Co., Sr. Unsec’d. Notes	3.700%	06/06/27	10,920	11,041,094

Healthcare-Services — 1.0%
Aetna, Inc., Sr. Unsec’d. Notes	6.750%	12/15/37	2,250	3,123,218
Anthem, Inc., Sr. Unsec’d. Notes	4.650%	01/15/43	2,030	2,190,972
Centene Corp., Sr. Unsec’d. Notes	4.750%	05/15/22	2,495	2,604,156
CHS/Community Health Systems, Inc., Gtd. Notes(a)	8.000%	11/15/19	2,300	2,239,625
Fresenius Medical Care US Finance II, Inc. (Germany), Gtd. Notes, 144A	4.125%	10/15/20	890	931,634
HCA, Inc., Sr. Sec’d. Notes	5.250%	04/15/25	3,400	3,676,250
HCA, Inc., Sr. Sec’d. Notes	5.875%	03/15/22	2,000	2,215,000
Kaiser Foundation Hospitals, Gtd. Notes	4.150%	05/01/47	2,000	2,142,565
Laboratory Corp. of America Holdings, Sr. Unsec’d. Notes	3.200%	02/01/22	365	373,579
Quest Diagnostics, Inc., Sr. Unsec’d. Notes	3.450%	06/01/26	1,765	1,780,864
Tenet Healthcare Corp., Sec’d. Notes, 144A(a)	5.125%	05/01/25	395	389,569
Tenet Healthcare Corp., Sr. Unsec’d. Notes	6.750%	02/01/20	2,750	2,832,500
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	4.625%	11/15/41	3,360	3,770,213

A1076

AST PRUDENTIAL CORE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Healthcare-Services (cont’d.)
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	5.950%	02/15/41		363	$477,457

					28,747,602

Home Builders — 0.3%
CalAtlantic Group, Inc., Gtd. Notes	8.375%	05/15/18		5,750	5,980,000
PulteGroup, Inc., Gtd. Notes	5.000%	01/15/27		2,240	2,329,600

					8,309,600

Home Furnishings — 0.0%
Tempur Sealy International, Inc., Gtd. Notes	5.500%	06/15/26		1,250	1,281,250

Household Products/Wares — 0.1%
Spectrum Brands, Inc., Gtd. Notes, 144A	4.000%	10/01/26	EUR	2,250	2,751,159

Housewares — 0.1%
Newell Brands, Inc., Sr. Unsec’d. Notes	4.200%	04/01/26		2,050	2,158,730

Insurance — 1.1%
Allied World Assurance Co. Holdings Ltd., Gtd. Notes	5.500%	11/15/20		4,500	4,849,618
American International Group, Inc., Sr. Unsec’d. Notes	4.500%	07/16/44		1,630	1,701,128
AXIS Specialty Finance LLC, Gtd. Notes	5.875%	06/01/20		1,700	1,844,299
Endurance Specialty Holdings Ltd. (Bermuda), Sr. Unsec’d. Notes	7.000%	07/15/34		1,500	1,866,445
Liberty Mutual Finance Europe DAC, Gtd. Notes, 144A	1.750%	03/27/24	EUR	2,100	2,549,570
Liberty Mutual Group, Inc., Gtd. Notes, 144A	4.850%	08/01/44		3,890	4,232,166
Liberty Mutual Group, Inc., Gtd. Notes, 144A	6.500%	03/15/35		950	1,180,096
Liberty Mutual Group, Inc., Gtd. Notes, 144A	6.500%	05/01/42		1,910	2,490,044
Lincoln National Corp., Sr. Unsec’d. Notes	6.300%	10/09/37		2,155	2,665,132
Markel Corp., Sr. Unsec’d. Notes	5.000%	03/30/43		740	802,410
Markel Corp., Sr. Unsec’d. Notes	5.000%	04/05/46		1,330	1,437,181
Pacific Life Insurance Co., Sub. Notes, 144A	9.250%	06/15/39		2,375	3,900,750
Principal Financial Group, Inc., Gtd. Notes	4.625%	09/15/42		235	258,370
Teachers Insurance & Annuity Association of America, Sub. Notes, 144A	4.270%	05/15/47		2,915	3,012,658
Teachers Insurance & Annuity Association of America, Sub. Notes, 144A	4.900%	09/15/44		890	1,005,152
Teachers Insurance & Annuity Association of America, Sub. Notes, 144A	6.850%	12/16/39		246	339,326

					34,134,345

Internet — 0.1%
Netflix, Inc., Sr. Unsec’d. Notes, 144A	3.625%	05/15/27	EUR	2,700	3,239,298

Lodging — 0.4%
Marriott International, Inc., Sr. Unsec’d. Notes	3.125%	06/15/26		8,075	7,982,809
MGM Resorts International, Gtd. Notes	6.000%	03/15/23		2,500	2,756,250

					10,739,059

Machinery-Diversified — 0.1%
Xylem, Inc., Sr. Unsec’d. Notes	4.875%	10/01/21		1,950	2,123,487

Media — 1.7%
21st Century Fox America, Inc., Gtd. Notes	6.150%	03/01/37		1,230	1,521,695

A1077

AST PRUDENTIAL CORE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Media (cont’d.)
Altice US Finance I Corp., Sr. Sec’d. Notes, 144A	5.500%	05/15/26		2,500	$2,636,725
AMC Networks, Inc., Gtd. Notes	5.000%	04/01/24		5,660	5,843,950
CCO Holdings LLC/CCO Holdings Capital Corp., Sr. Unsec’d. Notes	5.125%	02/15/23		615	634,988
CCO Holdings LLC/CCO Holdings Capital Corp., Sr. Unsec’d. Notes, 144A	5.125%	05/01/23		3,150	3,279,938
CCO Holdings LLC/CCO Holdings Capital Corp., Sr. Unsec’d. Notes, 144A	5.375%	05/01/25		1,910	1,979,467
Cequel Communications Holdings I LLC/Cequel Capital Corp., Sr. Unsec’d. Notes, 144A	6.375%	09/15/20		3,184	3,251,660
Charter Communications Operating LLC/Charter Communications Operating Capital, Sr. Sec’d. Notes	6.384%	10/23/35		4,300	5,029,387
Charter Communications Operating LLC/Charter Communications Operating Capital, Sr. Sec’d. Notes	6.484%	10/23/45		1,000	1,173,678
Charter Communications Operating LLC/Charter Communications Operating Capital, Sr. Sec’d. Notes	6.834%	10/23/55		1,010	1,226,024
Cox Communications, Inc., Sr. Unsec’d. Notes, 144A	3.150%	08/15/24		7,280	7,234,320
Discovery Communications LLC, Gtd. Notes	5.000%	09/20/37		385	390,933
Discovery Communications LLC, Gtd. Notes	5.200%	09/20/47		1,350	1,369,921
Grupo Televisa SAB (Mexico), Sr. Unsec’d. Notes	5.000%	05/13/45		1,625	1,633,550
Time Warner, Inc., Gtd. Notes	3.800%	02/15/27		1,075	1,075,250
Time Warner, Inc., Gtd. Notes	6.250%	03/29/41		4,945	5,923,892
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH (Germany), Sr. Sec’d. Notes	4.000%	01/15/25	EUR	2,200	2,752,925
Videotron Ltd. (Canada), Gtd. Notes	5.000%	07/15/22		3,500	3,780,000

					50,738,303

Mining — 0.1%
Southern Copper Corp. (Peru), Sr. Unsec’d. Notes	6.750%	04/16/40		850	1,043,080
Southern Copper Corp. (Peru), Sr. Unsec’d. Notes	7.500%	07/27/35		1,700	2,205,272

					3,248,352

Miscellaneous Manufacturing — 0.3%
Actuant Corp., Gtd. Notes	5.625%	06/15/22		2,390	2,452,738
Amsted Industries, Inc., Gtd. Notes, 144A	5.000%	03/15/22		2,750	2,839,375
General Electric Co., Sr. Unsec’d. Notes	0.875%	05/17/25	EUR	3,860	4,551,680

					9,843,793

Multi-National — 0.8%
Asian Development Bank (Supranational Bank), Sr. Unsec’d. Notes	5.593%	07/16/18		5,000	5,150,876
Corp. Andina de Fomento (Supranational Bank), Sr. Unsec’d. Notes	2.125%	09/27/21		9,305	9,245,448
Corp. Andina de Fomento (Supranational Bank), Sr. Unsec’d. Notes	2.200%	07/18/20		2,655	2,660,018
North American Development Bank (Supranational Bank), Sr. Unsec’d. Notes	2.400%	10/26/22		4,792	4,777,102

A1078

AST PRUDENTIAL CORE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Multi-National (cont’d.)
North American Development Bank (Supranational Bank), Sr. Unsec’d. Notes	4.375%		02/11/20		2,300	$2,425,403

						24,258,847

Office/Business Equipment — 0.2%
CDW LLC/CDW Finance Corp., Gtd. Notes	5.500%		12/01/24		6,200	6,905,312

Oil & Gas — 3.1%
Anadarko Petroleum Corp., Sr. Unsec’d. Notes	1.583%	(s)	10/10/36		7,000	2,945,069
Anadarko Petroleum Corp., Sr. Unsec’d. Notes	6.450%		09/15/36		55	65,065
Apache Corp., Sr. Unsec’d. Notes	5.100%		09/01/40		753	787,585
Cenovus Energy, Inc. (Canada), Sr. Unsec’d. Notes	4.450%		09/15/42		2,350	2,059,254
Cenovus Energy, Inc. (Canada), Sr. Unsec’d. Notes	6.750%		11/15/39		1,980	2,279,351
CNOOC Finance Ltd. (China), Gtd. Notes	3.000%		05/09/23		1,965	1,968,173
Concho Resources, Inc., Gtd. Notes	4.875%		10/01/47		470	490,468
ConocoPhillips Co., Gtd. Notes	4.150%		11/15/34		2,295	2,369,735
Devon Energy Corp., Sr. Unsec’d. Notes	5.600%		07/15/41		3,100	3,392,631
Devon Energy Corp., Sr. Unsec’d. Notes	7.950%		04/15/32		2,045	2,677,335
Encana Corp. (Canada), Sr. Unsec’d. Notes	6.500%		08/15/34		1,640	1,919,151
Gazprom OAO Via Gaz Capital SA (Russia), Sr. Unsec’d. Notes, 144A	4.950%		07/19/22		2,238	2,344,529
KazMunayGas National Co. JSC (Kazakhstan), Sr. Unsec’d. Notes, 144A	3.875%		04/19/22		1,455	1,467,673
KazMunayGas National Co. JSC (Kazakhstan), Sr. Unsec’d. Notes, 144A	4.750%		04/19/27		500	507,031
Kerr-McGee Corp., Gtd. Notes	6.950%		07/01/24		3,110	3,695,755
Lukoil International Finance BV (Russia), Gtd. Notes, 144A	7.250%		11/05/19		1,050	1,149,206
Nabors Industries, Inc., Gtd. Notes	4.625%		09/15/21		2,500	2,452,500
Noble Energy, Inc., Sr. Unsec’d. Notes(a)	3.900%		11/15/24		4,000	4,095,094
Noble Energy, Inc., Sr. Unsec’d. Notes	4.150%		12/15/21		1,975	2,080,534
Noble Energy, Inc., Sr. Unsec’d. Notes	6.000%		03/01/41		4,140	4,728,634
Petrobras Global Finance BV (Brazil), Gtd. Notes	6.125%		01/17/22		330	354,750
Petrobras Global Finance BV (Brazil), Gtd. Notes	7.375%		01/17/27		810	891,810
Petrobras Global Finance BV (Brazil), Gtd. Notes	8.375%		05/23/21		6,970	8,061,676
Petrobras Global Finance BV (Brazil), Gtd. Notes, 144A	5.299%		01/27/25		1,650	1,647,525
Petroleos Mexicanos (Mexico), Gtd. Notes	4.875%		01/24/22		1,735	1,819,581
Petroleos Mexicanos (Mexico), Gtd. Notes	5.500%		01/21/21		4,810	5,132,270
Petroleos Mexicanos (Mexico), Gtd. Notes	6.375%		01/23/45		1,323	1,346,152
Petroleos Mexicanos (Mexico), Gtd. Notes, 144A	5.375%		03/13/22		1,160	1,239,402
Petroleos Mexicanos (Mexico), Gtd. Notes, 144A	6.500%		03/13/27		950	1,052,818
Petroleos Mexicanos (Mexico), Gtd. Notes, EMTN	2.750%		04/21/27	EUR	890	983,395
Petroleos Mexicanos (Mexico), Gtd. Notes, MTN	6.750%		09/21/47		595	633,020
Petroleos Mexicanos (Mexico), Gtd. Notes, MTN, 144A	6.500%		03/13/27		3,510	3,889,887
Petroleos Mexicanos (Mexico), Gtd. Notes, MTN, 144A	6.750%		09/21/47		4,305	4,580,090
Petroleos Mexicanos (Mexico), Sr. Unsec’d. Notes	2.830%		02/15/24		2,600	2,647,824
Phillips 66, Gtd. Notes	4.650%		11/15/34		2,425	2,567,111
Phillips 66, Gtd. Notes	4.875%		11/15/44		2,310	2,506,361
Sasol Financing International Ltd. (South Africa), Gtd. Notes	4.500%		11/14/22		3,450	3,565,575

A1079

AST PRUDENTIAL CORE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Oil & Gas (cont’d.)
Valero Energy Corp., Sr. Unsec’d. Notes	3.400%	09/15/26		5,155	$5,085,497
YPF SA (Argentina), Sr. Unsec’d. Notes, 144A	8.500%	03/23/21		1,860	2,087,288

					93,566,805

Oil & Gas Services — 0.2%
Cameron International Corp., Gtd. Notes	5.950%	06/01/41		3,935	4,823,109

Packaging & Containers — 0.2%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. (Ireland), Sr. Sec’d. Notes, 144A	4.625%	05/15/23		2,795	2,871,024
WestRock RKT Co., Gtd. Notes	4.450%	03/01/19		1,120	1,156,219
WestRock RKT Co., Gtd. Notes	4.900%	03/01/22		1,250	1,359,833

					5,387,076

Pharmaceuticals — 1.1%
AbbVie, Inc., Sr. Unsec’d. Notes	3.600%	05/14/25		5,735	5,945,911
AbbVie, Inc., Sr. Unsec’d. Notes	4.500%	05/14/35		4,430	4,767,144
Allergan Funding SCS, Gtd. Notes	4.550%	03/15/35		5,970	6,369,464
Allergan Funding SCS, Gtd. Notes	4.750%	03/15/45		311	336,471
Catalent Pharma Solutions, Inc., Gtd. Notes, 144A	4.750%	12/15/24	EUR	1,400	1,782,746
Endo Dac/Endo Finance LLC/Endo Finco, Inc., Gtd. Notes, 144A	6.000%	07/15/23		1,900	1,567,500
Forest Laboratories LLC, Gtd. Notes, 144A	4.875%	02/15/21		2,046	2,197,124
Mylan NV, Gtd. Notes	2.500%	06/07/19		5,050	5,069,930
Mylan NV, Gtd. Notes	3.150%	06/15/21		4,555	4,634,818
Nidda Healthcare Holding AG (Germany), Sr. Sec’d. Notes, 144A.	3.500%	09/30/24	EUR	650	776,681
Teva Pharmaceutical Finance Netherlands III BV (Israel), Gtd. Notes(a)	4.100%	10/01/46		450	379,063
Valeant Pharmaceuticals International, Inc., Gtd. Notes, 144A(a)	6.125%	04/15/25		280	245,350

					34,072,202

Pipelines — 0.9%
DCP Midstream Operating LP, Gtd. Notes, 144A	5.350%	03/15/20		5,831	6,093,395
Energy Transfer LP, Sr. Unsec’d. Notes	2.500%	06/15/18		5,485	5,506,542
Enterprise Products Operating LLC, Gtd. Notes	5.950%	02/01/41		1,600	1,918,720
Magellan Midstream Partners LP, Sr. Unsec’d. Notes	4.250%	09/15/46		605	599,849
MPLX LP, Sr. Unsec’d. Notes	5.200%	03/01/47		290	303,626
NGPL PipeCo LLC, Sr. Unsec’d. Notes, 144A	4.375%	08/15/22		600	622,500
ONEOK Partners LP, Gtd. Notes	6.850%	10/15/37		3,400	4,183,127
Western Gas Partners LP, Sr. Unsec’d. Notes	5.450%	04/01/44		1,925	2,038,427
Williams Partners LP, Sr. Unsec’d. Notes	4.000%	11/15/21		2,100	2,192,575
Williams Partners LP, Sr. Unsec’d. Notes	5.100%	09/15/45		3,500	3,678,821

					27,137,582

Real Estate Investment Trusts (REITs) — 0.4%
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc., Gtd. Notes	4.500%	09/01/26		3,300	3,349,500
MPT Operating Partnership LP/MPT Finance Corp., Gtd. Notes	3.325%	03/24/25	EUR	4,000	4,900,376
Scentre Group Trust 1/Scentre Group Trust 2 (Australia), Gtd. Notes, 144A	2.375%	11/05/19		3,000	3,014,459

					11,264,335

A1080

AST PRUDENTIAL CORE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Retail — 0.8%
Brinker International, Inc., Gtd. Notes, 144A	5.000%	10/01/24		2,000	$1,982,500
CVS Health Corp., Sr. Unsec’d. Notes	2.875%	06/01/26		4,420	4,270,029
CVS Health Corp., Sr. Unsec’d. Notes	5.300%	12/05/43		575	672,204
Douglas GmbH (Germany), Sr. Sec’d. Notes, 144A	6.250%	07/15/22	EUR	1,550	1,967,040
Home Depot, Inc. (The), Sr. Unsec’d. Notes	3.500%	09/15/56		915	843,752
L Brands, Inc., Gtd. Notes	5.625%	02/15/22		4,175	4,456,395
Lowe’s Cos., Inc., Sr. Unsec’d. Notes	2.500%	04/15/26		3,745	3,598,351
Macy’s Retail Holdings, Inc., Gtd. Notes(a)	3.875%	01/15/22		610	611,518
PVH Corp., Sr. Unsec’d. Notes, 144A	3.625%	07/15/24	EUR	3,640	4,701,085
Sally Holdings LLC/Sally Capital, Inc., Gtd. Notes(a)	5.625%	12/01/25		2,500	2,562,500

					25,665,374

Savings & Loans — 0.1%
People’s United Financial, Inc., Sr. Unsec’d. Notes	3.650%	12/06/22		3,475	3,578,115

Semiconductors — 0.2%
Broadcom Corp./Broadcom Cayman Finance Ltd., Gtd. Notes, 144A	3.875%	01/15/27		5,245	5,402,194
Sensata Technologies BV, Gtd. Notes, 144A	5.625%	11/01/24		556	612,295

					6,014,489

Software — 0.4%
Fidelity National Information Services, Inc., Sr. Unsec’d. Notes	3.000%	08/15/26		1,665	1,616,111
Fidelity National Information Services, Inc., Sr. Unsec’d. Notes	3.625%	10/15/20		3,190	3,321,805
First Data Corp., Gtd. Notes, 144A	7.000%	12/01/23		2,955	3,155,349
Microsoft Corp., Sr. Unsec’d. Notes	3.950%	08/08/56		1,250	1,288,098
Quintiles IMS Health, Inc., Gtd. Notes, 144A	3.500%	10/15/24	EUR	2,300	2,840,662

					12,222,025

Telecommunications — 0.6%
AT&T, Inc., Sr. Unsec’d. Notes	4.500%	05/15/35		129	127,360
AT&T, Inc., Sr. Unsec’d. Notes	4.500%	03/09/48		1,009	930,743
AT&T, Inc., Sr. Unsec’d. Notes	4.900%	08/14/37		1,045	1,056,125
AT&T, Inc., Sr. Unsec’d. Notes	5.150%	03/15/42		3,375	3,411,005
AT&T, Inc., Sr. Unsec’d. Notes	5.300%	08/14/58		1,190	1,202,918
AT&T, Inc., Sr. Unsec’d. Notes	5.350%	09/01/40		456	479,214
British Telecommunications PLC (United Kingdom), Sr. Unsec’d. Notes	9.125%	12/15/30		1,130	1,710,160
CommScope Technologies LLC, Gtd. Notes, 144A	6.000%	06/15/25		2,970	3,174,188
Telecom Italia SpA (Italy), Sr. Unsec’d. Notes, EMTN	6.375%	06/24/19	GBP	2,100	3,049,521
Verizon Communications, Inc., Sr. Unsec’d. Notes	4.500%	08/10/33		2,580	2,643,442

					17,784,676

Textiles — 0.0%
Mohawk Industries, Inc., Sr. Unsec’d. Notes	3.850%	02/01/23		891	925,774

A1081

AST PRUDENTIAL CORE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Trucking & Leasing — 0.1%
Penske Truck Leasing Co. LP/PTL Finance Corp., Sr. Unsec’d. Notes, 144A	2.875%	07/17/18	2,100	$2,119,586

TOTAL CORPORATE BONDS (cost $938,737,184)				978,758,484

MUNICIPAL BONDS — 1.9%

Alabama — 0.0%
Alabama Economic Settlement Authority, Taxable Revenue Bonds, BP Settlement, Series B,	4.263%	09/15/32	625	659,700

Arizona — 0.1%
Salt River Project Agricultural Improvement & Power District, Revenue Bonds, Series A, BABs,	4.839%	01/01/41	2,500	2,979,950

California — 0.7%
Bay Area Toll Authority, California Toll Bridge, Revenue Bonds, BABs,	6.263%	04/01/49	4,890	7,014,118
Los Angeles California Department, Water & Power Revenue, Series A, Revenue Bonds, BABs,	5.716%	07/01/39	1,475	1,907,647
Los Angeles California Department, Water & Power Revenue, Series D, Revenue Bonds, BABs,	6.008%	07/01/39	4,900	6,291,943
Los Angeles California Department, Water & Power Revenue, Series D, Revenue Bonds, BABs,	6.574%	07/01/45	750	1,109,235
State of California, Taxable, Var. Purp., GO, BABs,	7.500%	04/01/34	3,170	4,608,229

				20,931,172

Colorado — 0.1%
Colorado Bridge Enterprise, Revenue Bonds, Senior Taxable, Series A, BABs,	6.078%	12/01/40	1,000	1,288,740

Illinois — 0.1%
Chicago O’Hare International Airport, Revenue Bonds, BABs,	6.395%	01/01/40	2,970	4,052,179

Maryland — 0.1%
Maryland State Transportation Authority, Facilities Project, Revenue Bonds, BABs,	5.888%	07/01/43	2,200	2,887,874

Missouri — 0.0%
Curators University of Missouri, Taxable System Facilities Revenue Bonds, BABs,	5.792%	11/01/41	400	532,880

New Jersey — 0.2%
New Jersey Turnpike Authority, Revenue Bonds, BABs,	7.102%	01/01/41	1,750	2,557,730
New Jersey Turnpike Authority, Revenue Bonds, BABs,	7.414%	01/01/40	1,075	1,620,627
Rutgers State University, Revenue Bonds, BABs,	5.665%	05/01/40	1,920	2,307,168

				6,485,525

A1082

AST PRUDENTIAL CORE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (Continued)

New York — 0.2%
New York City Municipal Water Finance Authority, Revenue Bonds, BABs,	5.882%		06/15/44	2,000	$2,738,660
New York City Transitional Finance Authority, Revenue Bonds, Future Tax Secured Bonds, BABs,	5.767%		08/01/36	1,320	1,633,302
Port Authority of New York & New Jersey, Revenue Bonds	4.458%		10/01/62	1,940	2,168,047

					6,540,009

Ohio — 0.2%
Ohio State University, General Receipts Bonds, Series A,	4.800%		06/01/2111	4,165	4,520,858

Pennsylvania — 0.1%
Pennsylvania Turnpike Commission, Revenue Bonds, BABs,	6.105%		12/01/39	500	665,050
Pennsylvania Turnpike Commission, Revenue Bonds, Series B, BABs,	5.511%		12/01/45	1,280	1,652,838

					2,317,888

Texas — 0.1%
San Antonio Electric & Gas, Revenue Bonds,	4.427%		02/01/42	1,270	1,426,807

Virginia — 0.0%
University of Virginia, Revenue Bonds, Series C, .	4.179%		09/01/2117	1,110	1,111,221

TOTAL MUNICIPAL BONDS (cost $51,083,776)					55,734,803

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 5.5%
Banc of America Funding Corp., Series 2015-R3, Class 1A1, 1 Month LIBOR + 0.190%, 144A	1.427%	(c)	03/27/36	6,082	5,891,498
Banc of America Funding Corp., Series 2015-R3, Class 2A1, 1 Month LIBOR + 0.130%, 144A	1.367%	(c)	02/27/37	3,203	3,051,795
Banc of America Funding Corp., Series 2015-R3, Class 6A1, 1 Month LIBOR + 0.170%, 144A	1.407%	(c)	05/27/36	2,926	2,867,647
Banc of America Funding Trust, Series 2014-R5, Class 1A1, 6 Month LIBOR + 1.500%, 144A	2.956%	(c)	09/26/45	2,620	2,637,265
Bayview Opportunity Master Fund IVb Trust, Series 2016-CRT1, Class M1, 1 Month LIBOR + 1.750%, 144A	2.987%	(c)	10/27/27	1,437	1,436,646
Bayview Opportunity Master Fund IVb Trust, Series 2017-CRT1, Class M, 1 Month LIBOR + 2.150%, 144A	3.387%	(c)	10/25/28	3,104	3,108,269
CIM Trust, Series 2017-3, Class A1, 1 Month LIBOR + 2.000%, 144A	3.237%	(c)	01/25/57	4,132	4,191,029
CIM Trust, Series 2017-6, Class A1, 144A	3.015%	(cc)	06/25/57	4,590	4,566,158
Citigroup Mortgage Loan Trust, Series 2011-12, Class 3A2, 144A	3.391%	(cc)	09/25/47	2,653	2,501,998
Fannie Mae Connecticut Avenue Securities, Series 2016-C04, Class 1M1, 1 Month LIBOR + 1.450%	2.687%	(c)	01/25/29	3,545	3,577,975
Fannie Mae Connecticut Avenue Securities, Series 2017-C03, Class 1M2, 1 Month LIBOR + 3.000%	4.237%	(c)	10/25/29	1,110	1,143,619
Fannie Mae Connecticut Avenue Securities, Series 2017-C05, Class 1M2, 1 Month LIBOR + 2.200%	3.437%	(c)	01/25/30	180	177,660

A1083

AST PRUDENTIAL CORE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2014-DN4, Class M3, 1 Month LIBOR + 4.550%	5.787%	(c)	10/25/24	1,723	$1,866,756
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2015-DNA1, Class M3, 1 Month LIBOR + 3.300%	4.537%	(c)	10/25/27	4,850	5,377,766
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2016-DNA4, Class M2, 1 Month LIBOR + 1.300%	2.537%	(c)	03/25/29	2,280	2,308,500
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2016-HQA2, Class M2, 1 Month LIBOR + 2.250%	3.487%	(c)	11/25/28	2,600	2,673,306
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2016-HQA3, Class M2, 1 Month LIBOR + 1.350%	2.587%	(c)	03/25/29	2,200	2,227,235
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2016-HQA4, Class M2, 1 Month LIBOR + 1.300%	2.537%	(c)	04/25/29	5,040	5,105,178
GSMSC Resecuritization Trust, Series 2009-6R, Class 1A2, 144A	3.010%	(cc)	06/26/37	5,075	4,715,009
GSMSC Resecuritization Trust, Series 2015-3R, Class 1A1, 1 Month LIBOR + 0.140%, 144A	1.374%	(c)	01/26/37	4,876	4,783,288
GSMSC Resecuritization Trust, Series 2015-3R, Class 1A2, 1 Month LIBOR + 0.140%, 144A	1.374%	(c)	01/26/37	2,500	2,271,326
GSMSC Resecuritization Trust, Series 2015-3R, Class 2A1, 1 Month LIBOR + 0.140%, 144A	1.374%	(c)	10/26/36	6,288	6,112,807
GSMSC Resecuritization Trust, Series 2015-3R, Class 2A2, 1 Month LIBOR + 0.140%, 144A	1.374%	(c)	10/26/36	2,025	1,728,657
GSMSC Resecuritization Trust, Series 2015-4R, Class A1, 1 Month LIBOR + 0.140%, 144A	1.374%	(c)	03/26/37	6,548	6,363,709
GSMSC Resecuritization Trust, Series 2015-4R, Class A2, 1 Month LIBOR + 0.140%, 144A	1.374%	(c)	03/26/37	2,100	1,806,648
LSTAR Securities Investment Ltd. (Cayman Islands), Series 2016-5, Class A1, 1 Month LIBOR + 2.000%, 144A	3.235%	(c)	11/01/21	3,081	3,081,181
LSTAR Securities Investment Ltd. (Cayman Islands), Series 2017-4, Class A, 1 Month LIBOR + 2.000%, 144A	3.235%	(c)	05/01/22	17,107	17,079,698
LSTAR Securities Investment Ltd., Series 2017-5, Class A, 1 Month LIBOR + 2.000%, 144A	3.235%	(c)	05/01/22	18,036	18,038,107
LSTAR Securities Investment Ltd., Series 2017-6, Class A, 1 Month LIBOR + 1.750%, 144A^	2.986%	(c)	09/01/22	4,270	4,266,413
Mortgage Repurchase Agreement Financing Trust, Series 2016-4, Class A1, 1 Month LIBOR + 1.200%, 144A	2.435%	(c)	05/10/19	18,300	18,253,042
Mortgage Repurchase Agreement Financing Trust, Series 2016-5, Class A, 1 Month LIBOR + 1.170%, 144A	2.405%	(c)	06/10/19	3,100	3,099,984
Mortgage Repurchase Agreement Financing Trust, Series 2017-1, Class A2, 1 Month LIBOR + 0.850%, 144A	2.085%	(c)	07/10/19	5,740	5,741,475
MortgageIT Securities Corp. Mortgage Loan Trust, Series 2007-2, Class A1, 1 Month LIBOR + 0.500%	1.737%	(c)	09/25/37	14,163	13,398,615

A1084

AST PRUDENTIAL CORE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#		Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Structured Asset Securities Corp., Mortgage Pass-Through Certificates, Series 2004-7, Class 3A1	5.500%		05/25/19		132	$132,072

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $162,153,497)						165,582,331

SOVEREIGN BONDS — 4.6%
Colombia Government International Bond (Colombia), Sr. Unsec’d. Notes	11.750%		02/25/20		300	366,900
Dominican Republic International Bond (Dominican Republic), Sr. Unsec’d. Notes	7.500%		05/06/21		6,000	6,675,000
Finland Government International Bond (Finland), Sr. Unsec’d. Notes	6.950%		02/15/26		3,000	3,817,016
Finnvera OYJ (Finland), Gov’t. Gtd. Notes, MTN	2.375%		06/04/25		2,000	1,949,820
Hellenic Republic Government Bond (Greece), Sr. Unsec’d. Notes	3.000%	(cc)	02/24/31	EUR	1,690	1,552,020
Hellenic Republic Government Bond (Greece), Sr. Unsec’d. Notes	3.000%	(cc)	02/24/32	EUR	1,295	1,177,754
Hellenic Republic Government Bond (Greece), Sr. Unsec’d. Notes	3.000%	(cc)	02/24/35	EUR	1,000	865,808
Hellenic Republic Government Bond (Greece), Sr. Unsec’d. Notes, 144A	4.375%		08/01/22	EUR	2,685	3,137,080
Hungary Government International Bond (Hungary), Sr. Unsec’d. Notes	2.110%		10/26/17	JPY	700,000	6,219,166
Hungary Government International Bond (Hungary), Sr. Unsec’d. Notes	4.125%		02/19/18		4,220	4,257,980
Hungary Government International Bond (Hungary), Sr. Unsec’d. Notes	5.375%		03/25/24		560	640,500
Hungary Government International Bond (Hungary), Sr. Unsec’d. Notes	5.750%		11/22/23		1,500	1,738,185
Hungary Government International Bond (Hungary), Sr. Unsec’d. Notes	6.375%		03/29/21		8,128	9,164,320
Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes	3.375%		07/30/25	EUR	2,000	2,607,493
Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes, MTN	2.875%		07/08/21	EUR	2,645	3,366,668
Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes, MTN	3.750%		06/14/28	EUR	4,755	6,287,267
Instituto de Credito Oficial (Spain), Gov’t. Gtd. Notes, 144A	1.625%		09/14/18		2,400	2,391,362
Japan Bank for International Cooperation (Japan), Gov’t. Gtd. Notes	1.500%		07/21/21		3,600	3,505,362
Japan Bank for International Cooperation (Japan), Gov’t. Gtd. Notes	1.750%		07/31/18		5,000	4,998,638
Japan Bank for International Cooperation (Japan), Gov’t. Gtd. Notes	2.125%		06/01/20		1,000	1,000,781
Japan Bank for International Cooperation (Japan), Gov’t. Gtd. Notes	2.125%		07/21/20		800	802,200
Japan Bank for International Cooperation (Japan), Gov’t. Gtd. Notes	2.250%		02/24/20		2,000	2,009,562
Japan Bank for International Cooperation (Japan), Gov’t. Gtd. Notes	2.500%		06/01/22		1,200	1,211,439
Japan Finance Organization for Municipalities (Japan), Sr. Unsec’d. Notes, MTN	2.500%		09/12/18		2,000	2,007,912
Japan Finance Organization for Municipalities (Japan), Sr. Unsec’d. Notes, MTN, 144A	2.000%		09/08/20		1,800	1,788,788

A1085

AST PRUDENTIAL CORE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (Continued)
Japan Finance Organization for Municipalities (Japan), Sr. Unsec’d. Notes, MTN, 144A	2.125%		04/13/21		1,600	$1,582,723
Japan Finance Organization for Municipalities (Japan), Sr. Unsec’d. Notes, MTN, 144A	2.625%		04/20/22		3,800	3,812,274
Kingdom of Belgium Government International Bond (Belgium), Unsec’d. Notes, 144A	8.875%		12/01/24		2,000	2,779,978
Mexico Government International Bond (Mexico), Sr. Unsec’d. Notes, MTN	4.750%		03/08/44		2,200	2,267,100
Panama Government International Bond (Panama), Sr. Unsec’d. Notes	6.700%		01/26/36		1,400	1,851,500
Peruvian Government International Bond (Peru), Sr. Unsec’d. Notes	2.750%		01/30/26	EUR	700	913,160
Portugal Government International Bond (Portugal), Sr. Unsec’d. Notes, MTN	5.125%		10/15/24		6,985	7,412,133
Portugal Obrigacoes do Tesouro OT (Portugal), Sr. Unsec’d. Notes, 144A	3.875%		02/15/30	EUR	5,255	6,831,314
Province of Alberta (Canada), Unsec’d. Notes	2.200%		07/26/22		990	985,216
Province of Ontario (Canada), Sr. Unsec’d. Notes	4.400%		04/14/20		1,890	2,004,828
Province of Quebec (Canada), Sr. Unsec’d. Notes	2.750%		04/12/27		3,050	3,046,277
Province of Quebec (Canada), Unsec’d. Notes, MTN	7.140%	(cc)	02/27/26		3,520	4,485,450
Provincia de Buenos Aires (Argentina), Sr. Unsec’d. Notes, 144A	9.950%		06/09/21		2,710	3,121,622
Romanian Government International Bond (Romania), Sr. Unsec’d. Notes, MTN, 144A	2.375%		04/19/27	EUR	1,500	1,801,635
Slovenia Government International Bond (Slovenia), Sr. Unsec’d. Notes	5.250%		02/18/24		1,000	1,146,632
Slovenia Government International Bond, Sr. Unsec’d. Notes, 144A	5.250%		02/18/24		4,597	5,286,780
State of Minas Gerais (Brazil), Sec’d. Notes	5.333%		02/15/28		2,000	2,030,000
Tokyo Metropolitan Government (Japan), Sr. Unsec’d. Notes	1.625%		06/06/18		3,000	2,996,490
Tokyo Metropolitan Government (Japan), Sr. Unsec’d. Notes, 144A	2.000%		05/17/21		6,000	5,907,906
Tokyo Metropolitan Government (Japan), Sr. Unsec’d. Notes, 144A	2.500%		06/08/22		800	802,410
Turkey Government International Bond (Turkey), Sr. Unsec’d. Notes	6.750%		04/03/18		2,000	2,042,200

TOTAL SOVEREIGN BONDS (cost $133,991,814)						136,646,649

U.S. GOVERNMENT AGENCY OBLIGATIONS — 13.2%
Fannie Mae Principal Strips	2.797%	(s)	05/15/30		1,855	1,268,039
Federal Home Loan Mortgage Corp.	2.500%		09/01/29		465	469,635
Federal Home Loan Mortgage Corp.	2.500%		03/01/30		2,137	2,156,597
Federal Home Loan Mortgage Corp.	2.559%	(s)	12/14/29		2,400	1,670,083
Federal Home Loan Mortgage Corp.	3.000%		05/01/29		2,463	2,535,569
Federal Home Loan Mortgage Corp.	3.000%		01/01/47		28,527	28,651,784
Federal Home Loan Mortgage Corp.	3.500%		TBA		21,000	21,619,345
Federal Home Loan Mortgage Corp.	3.500%		09/01/42		1,051	1,089,081
Federal Home Loan Mortgage Corp.	4.000%		TBA		16,000	16,846,250
Federal Home Loan Mortgage Corp.	4.000%		09/01/40		7,523	7,951,046
Federal Home Loan Mortgage Corp.	4.000%		11/01/40		3,562	3,783,270
Federal Home Loan Mortgage Corp.	4.000%		12/01/40		3,390	3,583,653
Federal Home Loan Mortgage Corp.	4.000%		01/01/44		1,664	1,754,214
Federal Home Loan Mortgage Corp.	4.000%		01/01/44		1,642	1,730,320
Federal Home Loan Mortgage Corp.	4.500%		12/01/40		2,144	2,307,530

A1086

AST PRUDENTIAL CORE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
Federal Home Loan Mortgage Corp.	4.500%		07/01/41	4,497	$4,839,230
Federal Home Loan Mortgage Corp.(k)	6.250%		07/15/32	3,400	4,780,461
Federal Home Loan Mortgage Corp.(k)	6.750%		03/15/31	4,000	5,750,440
Federal Home Loan Mortgage Corp., Coupon Strips	3.247%	(s)	07/15/32	1,000	632,021
Federal National Mortgage Assoc.	2.500%		04/01/28	143	145,173
Federal National Mortgage Assoc.	2.500%		06/01/28	1,717	1,739,096
Federal National Mortgage Assoc.	2.500%		08/01/28	633	641,186
Federal National Mortgage Assoc.	2.500%		09/01/28	799	809,881
Federal National Mortgage Assoc.	3.000%		TBA	8,000	8,026,250
Federal National Mortgage Assoc.	3.000%		TBA	6,500	6,678,750
Federal National Mortgage Assoc.	3.000%		02/01/31	4,055	4,169,105
Federal National Mortgage Assoc.	3.000%		07/01/43	354	357,232
Federal National Mortgage Assoc.	3.000%		08/01/43	712	718,593
Federal National Mortgage Assoc.	3.000%		09/01/43	2,163	2,180,932
Federal National Mortgage Assoc.	3.000%		11/01/43	10,002	10,087,517
Federal National Mortgage Assoc.(tt)	3.500%		TBA	54,500	56,183,963
Federal National Mortgage Assoc.	3.500%		TBA	22,500	23,153,466
Federal National Mortgage Assoc.	3.500%		05/01/42	2,161	2,237,794
Federal National Mortgage Assoc.	3.500%		05/01/42	1,807	1,874,994
Federal National Mortgage Assoc.	3.500%		05/01/42	1,778	1,840,487
Federal National Mortgage Assoc.	3.500%		07/01/42	10,113	10,469,569
Federal National Mortgage Assoc.	3.500%		09/01/42	24,518	25,371,398
Federal National Mortgage Assoc	3.500%		09/01/42	4,637	4,797,588
Federal National Mortgage Assoc.	4.000%		TBA	21,000	22,077,890
Federal National Mortgage Assoc.	4.000%		09/01/40	3,641	3,852,283
Federal National Mortgage Assoc.	4.000%		12/01/43	156	163,981
Federal National Mortgage Assoc.	4.500%		05/01/39	3,277	3,567,180
Federal National Mortgage Assoc.	4.500%		12/01/40	5,350	5,827,130
Federal National Mortgage Assoc.(k)	6.250%		05/15/29	8,590	11,567,655
Federal National Mortgage Assoc.(k)	6.625%		11/15/30	1,485	2,101,853
Federal National Mortgage Assoc.(k)	7.125%		01/15/30	1,440	2,089,146
Government National Mortgage Assoc.	3.500%		09/15/41	418	435,092
Government National Mortgage Assoc.	3.500%		11/15/41	161	168,064
Government National Mortgage Assoc.	3.500%		11/15/41	8	8,164
Government National Mortgage Assoc.	3.500%		01/15/42	40	41,495
Government National Mortgage Assoc.	3.500%		02/15/42	313	327,347
Government National Mortgage Assoc.	3.500%		03/15/42	1,104	1,152,457
Government National Mortgage Assoc.	3.500%		03/15/42	15	15,878
Government National Mortgage Assoc.	3.500%		05/15/42	284	296,041
Government National Mortgage Assoc.	3.500%		06/15/42	162	169,493
Government National Mortgage Assoc.	3.500%		07/15/42	540	563,746
Government National Mortgage Assoc.	3.500%		07/15/42	475	495,609
Government National Mortgage Assoc.	3.500%		07/15/42	234	244,870
Government National Mortgage Assoc.	3.500%		07/15/42	56	57,931
Government National Mortgage Assoc.	3.500%		08/15/42	28	28,817
Government National Mortgage Assoc.	3.500%		01/15/43	220	229,510
Government National Mortgage Assoc.	3.500%		02/15/43	336	350,107
Government National Mortgage Assoc.	3.500%		04/15/43	656	686,551
Government National Mortgage Assoc.	3.500%		05/15/43	75	78,064
Government National Mortgage Assoc.	3.500%		05/15/43	58	60,227
Government National Mortgage Assoc.	3.500%		05/15/43	35	36,673
Government National Mortgage Assoc.	3.500%		05/15/43	19	20,276
Government National Mortgage Assoc.	3.500%		05/20/43	8,192	8,561,721
Government National Mortgage Assoc.	3.500%		07/15/43	416	433,784
Government National Mortgage Assoc.	3.500%		10/15/43	44	45,802
Government National Mortgage Assoc.	3.500%		11/15/43	51	53,469
Government National Mortgage Assoc.	3.500%		12/15/43	634	661,331
Government National Mortgage Assoc.	3.500%		01/15/44	204	212,769

A1087

AST PRUDENTIAL CORE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
Government National Mortgage Assoc.	4.000%		TBA	36,000	$37,911,092
Government National Mortgage Assoc.	4.000%		01/20/40	1,239	1,315,883
Government National Mortgage Assoc.	4.000%		10/20/40	1,190	1,263,239
Government National Mortgage Assoc.	4.000%		02/20/41	1,543	1,636,484
Government National Mortgage Assoc.	4.500%		05/20/40	3,947	4,243,101
Government National Mortgage Assoc.	4.500%		12/20/40	3,565	3,846,197
Government National Mortgage Assoc.	4.500%		11/20/46	1,401	1,496,152
Iraq Government USAID Bond, U.S. Gov’t. Gtd. Notes	2.149%		01/18/22	800	802,351
Tennessee Valley Authority, Sr. Unsec’d. Notes	2.875%		02/01/27	610	625,822
Tennessee Valley Authority Generic Strip	2.723%	(s)	09/15/30	2,730	1,791,828
Tennessee Valley Authority Generic Strip	2.919%	(s)	03/15/33	800	480,728

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $398,165,003)					396,996,825

U.S. TREASURY OBLIGATIONS — 2.8%
U.S. Treasury Bonds(h)	3.000%		02/15/47	7,460	7,673,601
U.S. Treasury Bonds	3.000%		05/15/47	1,645	1,692,679
U.S. Treasury Bonds(h)	3.125%		02/15/43	2,400	2,532,469
U.S. Treasury Notes(k)	1.750%		05/15/23	4,845	4,774,407
U.S. Treasury Notes	2.000%		06/30/24	1,000	991,016
U.S. Treasury Notes(h)	2.000%		02/15/25	5,000	4,931,641
U.S. Treasury Strips Coupon	1.881%	(s)	05/15/31	2,100	1,470,520
U.S. Treasury Strips Coupon(k)	1.898%	(s)	08/15/29	2,100	1,557,294
U.S. Treasury Strips Coupon(k)	2.100%	(s)	11/15/35	4,200	2,551,465
U.S. Treasury Strips Coupon	2.143%	(s)	11/15/28	3,520	2,668,238
U.S. Treasury Strips Coupon	2.174%	(s)	05/15/29	8,550	6,384,949
U.S. Treasury Strips Coupon	2.264%	(s)	08/15/40	4,200	2,163,253
U.S. Treasury Strips Coupon(k)	2.404%	(s)	08/15/21	24,945	23,273,174
U.S. Treasury Strips Coupon(h)(k)	2.699%	(s)	05/15/26	22,700	18,529,713
U.S. Treasury Strips Principal	2.543%	(s)	02/15/45	1,265	568,247
U.S. Treasury Strips Principal	2.560%	(s)	05/15/43	1,465	695,997
U.S. Treasury Strips Principal	2.873%	(s)	05/15/45	2,460	1,098,110
U.S. Treasury Strips Principal	3.539%	(s)	05/15/44	2,860	1,320,488

TOTAL U.S. TREASURY OBLIGATIONS (cost $85,173,431)					84,877,261

TOTAL LONG-TERM INVESTMENTS (cost $2,896,589,801)					2,959,091,806

				Shares

SHORT-TERM INVESTMENTS — 9.2%

AFFILIATED MUTUAL FUNDS — 9.2%
Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund(w)				251,155,558	251,155,558
Prudential Investment Portfolios 2 - Prudential Institutional Money Market Fund (cost $22,923,432; includes $22,893,753 of cash collateral for securities on loan)(b)(w)				22,922,818	22,925,110

TOTAL AFFILIATED MUTUAL FUNDS (cost $274,078,990)					274,080,668

OPTIONS PURCHASED* — 0.0%
(cost $2,982,540)					724,952

TOTAL SHORT-TERM INVESTMENTS (cost $277,061,530)					274,805,620

A1088

AST PRUDENTIAL CORE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Value
TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN — 107.8% (cost $3,173,651,331)	$3,233,897,426

OPTIONS WRITTEN* — (0.0)% (premiums received $1,124,180)	(248,443)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN — 107.8% (cost $3,172,527,151)	3,233,648,983

Liabilities in excess of other assets(z) — (7.8)%	(234,025,002)

NET ASSETS — 100.0%	$2,999,623,981

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
^	Indicates a Level 3 security. The aggregate value of Level 3 securities is $7,582,233 and 0.3% of net assets.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $22,477,409; cash collateral of $22,893,753 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at September 30, 2017.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of September 30, 2017. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(f)	Indicates a restricted security; the original cost of such security is $5,504,966. The value of $6,252,905 is 0.2% of net assets.
(h)	Represents security, or a portion thereof, segregated as collateral for OTC derivatives.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(tt)	All or partial principal amount represents “TBA” mortgage dollar rolls. The aggregate mortgage dollar roll principal amount of $54,500,000 is 1.8% of net assets.
(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund and Prudential Institutional Money Market Fund.
(z)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end, with the exception of options which are included in net assets at market value:

Exchange Traded Options - Purchased

Description	Call/ Put	Expiration Date	Strike Price	Contracts	Notional Amount (000)#	Value
10 Year U.S. Treasury Notes Futures	Call	10/27/17	$127.00	1,272	1,272	$119,250
10 Year U.S. Treasury Notes Futures	Call	10/27/17	$127.50	1,401	1,401	87,562
10 Year U.S. Treasury Notes Futures	Call	10/27/17	$128.50	3,300	3,300	103,125

						$309,937

Exchange Traded Options - Written

Description	Call/ Put	Expiration Date	Strike Price	Contracts	Notional Amount (000)#	Value
10 Year U.S. Treasury Notes Futures	Call	10/27/17	$129.00	1,733	1,733	$(54,156)
10 Year U.S. Treasury Notes Futures	Call	10/27/17	$129.50	940	940	(29,375)
10 Year U.S. Treasury Notes Futures	Call	10/27/17	$130.00	3,300	3,300	(51,562)

						$(135,093)

A1089

AST PRUDENTIAL CORE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

OTC Swaptions - Purchased

Description	Call/ Put	Counterparty	Expiration Date	Strike Price	Receive	Pay	Notional Amount (000)#		Value

CDX.NA.HY.28.V1, 06/20/22	Call	BNP Paris	10/18/17	$107.50	5.00%(Q)	CDX.NA.HY.28.V1(S)		60,000	$142,261
7-Year x 8-Year Interest Rate Swap, 10/04/32	Put	Goldman Sachs & Co.	10/02/17	$2.39	6 Month EURIBOR(S)	2.39%(A)	EUR	5,020	—
15-Year x 15-Year Interest Rate Swap, 10/04/47	Put	Goldman Sachs & Co.	10/02/17	$2.07	6 Month EURIBOR(S)	2.07%(A)	EUR	3,315	339
30-Year Interest Rate Swap, 04/24/48	Put	Citigroup Global Markets	04/20/18	$2.75	3 Month LIBOR(Q)	2.75%(S)		1,120	23,524
30-Year Interest Rate Swap, 04/24/48	Put	Barclays Capital Group	04/20/18	$2.75	3 Month LIBOR(Q)	2.75%(S)		11,850	248,891

									$415,015

OTC Swaptions - Written
Description	Call/ Put	Counterparty	Expiration Date	Strike Price	Receive	Pay	Notional Amount (000)#		Value

CDX.NA.HY.28.V1, 06/20/2022	Put	BNP Paribas	10/18/17	$103.00	5.00%(Q)	CDX.NA.HY.28.V1(Q)		60,000	$(14,928)
7-Year x 8-Year Interest Rate Swap 10/04/32	Put	Goldman Sachs & Co.	10/02/17	$2.19	2.19%(A)	6 Month EURIBOR(S)	EUR	5,020	(121)
15-Year x 15-Year Interest Rate Swap, 10/04/47	Put	Goldman Sachs & Co.	10/02/17	$2.27	2.27%(A)	6 Month EURIBOR(S)	EUR	3,315	—
30-Year Interest Rate Swap, 04/24/48	Put	Citigroup Global Markets	04/20/18	$3.05	3.05%(S)	3 Month LIBOR(Q)		1,120	(8,489)
30-Year Interest Rate Swap, 04/24/48	Put	Barclays Capital Group	04/20/18	$3.05	3.05%(S)	3 Month LIBOR(Q)		11,850	(89,812)

									$(113,350)

Futures contracts outstanding at September 30, 2017:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)

Long Positions:
5,538	5 Year U.S. Treasury Notes	Dec. 2017	$654,993,483	$650,715,000	$(4,278,483)
378	10 Year U.S. Ultra Treasury Notes	Dec. 2017	51,280,077	50,776,031	(504,046)
260	10 Year Euro-Bund	Dec. 2017	49,735,151	49,477,130	(258,021)
161	10 Year U.K. Gilt	Dec. 2017	26,691,882	26,725,823	33,941
1,516	30 Year U.S. Ultra Treasury Bonds	Dec. 2017	253,956,336	250,329,500	(3,626,836)

					(8,633,445)

Short Positions:
1,173	2 Year U.S. Treasury Notes	Dec. 2017	253,827,342	253,019,766	807,576
29	10 Year Japanese Bonds	Dec. 2017	38,880,974	38,748,278	132,696
187	10 Year U.S. Treasury Notes	Dec. 2017	23,564,691	23,433,438	131,253
479	20 Year U.S. Treasury Bonds	Dec. 2017	74,329,396	73,197,188	1,132,208
100	30 Year Euro Buxl	Dec. 2017	19,660,918	19,295,592	365,326

					2,569,059

					$(6,064,386)

A1091

AST PRUDENTIAL CORE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Securities with a combined market value of $9,248,854 have been segregated with Citigroup Global Markets to cover requirements for open futures contracts at September 30, 2017.

Forward foreign currency exchange contracts outstanding at September 30, 2017:
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)

OTC forward foreign currency exchange contracts:
Japanese Yen,
Expiring 10/27/17	JPMorgan Chase	JPY 962,193		$8,719,044	$8,562,596	$(156,448)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)

OTC forward foreign currency exchange contracts:
Australian Dollar,
Expiring 10/13/17	Citigroup Global Markets	AUD	1,088	$825,281	$853,516	$(28,235)
British Pound,
Expiring 10/27/17	Citigroup Global Markets	GBP	22,376	29,275,564	30,010,626	(735,062)
Expiring 10/27/17	JPMorgan Chase	GBP	1,600	2,139,243	2,145,937	(6,694)
Euro,
Expiring 10/27/17	Bank of America	EUR	1,850	2,210,889	2,189,484	21,405
Expiring 10/27/17	Citigroup Global Markets	EUR	4,050	4,837,172	4,794,095	43,077
Expiring 10/27/17	Citigroup Global Markets	EUR	2,141	2,526,659	2,534,400	(7,741)
Expiring 10/27/17	Citigroup Global Markets	EUR	359	429,448	424,579	4,869
Expiring 10/27/17	JPMorgan Chase	EUR	41,344	48,428,216	48,937,105	(508,889)
Expiring 10/27/17	JPMorgan Chase	EUR	1,900	2,263,402	2,248,947	14,455
Expiring 10/27/17	UBS AG	EUR	2,600	3,083,974	3,077,507	6,467
Hungarian Forint,
Expiring 10/20/17	Citigroup Global Markets	HUF	325,615	1,230,037	1,235,711	(5,674)
Israeli Shekel,
Expiring 10/20/17	Goldman Sachs & Co.	ILS	696	195,943	197,088	(1,145)
Japanese Yen,
Expiring 10/27/17	Citigroup Global Markets	JPY	962,193	8,657,172	8,562,596	94,576
Polish Zloty,
Expiring 10/20/17	Citigroup Global Markets	PLN	3,573	979,213	979,219	(6)
South African Rand,
Expiring 12/15/17	UBS AG	ZAR	2,423	180,455	176,732	3,723
Expiring 12/15/17	UBS AG	ZAR	2,423	180,455	176,732	3,723

				$107,443,123	$108,544,274	(1,101,151)

						$(1,257,599)

Credit default swap agreements outstanding at September 30, 2017:
Reference Entity/Obligation	Termination Date	Fixed Rate		Notional Amount (000)#(3)	Fair Value(4)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC credit default swaps on asset-backed securities – Sell Protection(2)^:

Ameriquest Home Equity	10/31/17	1.500	%(M)	680	$57	$—	$57	Goldman Sachs & Co.
Banc of America Commercial Mortgage Trust	10/30/17	1.500	%(M)	88	7	—	7	Goldman Sachs & Co.
Banc of America Commercial Mortgage Trust	10/30/17	1.500	%(M)	65	5	—	5	Goldman Sachs & Co.
Bank of America Prime Mortgage	10/31/17	1.500	%(M)	2,220	185	—	185	Goldman Sachs & Co.
Bear Stearns Asset Backed Securities	10/31/17	1.500	%(M)	1,219	102	—	102	Goldman Sachs & Co.
Chase Mortgage	10/31/17	1.500	%(M)	498	42	—	42	Goldman Sachs & Co.

A1091

AST PRUDENTIAL CORE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Credit default swap agreements outstanding at September 30, 2017 (continued):

Reference Entity/Obligation	Termination Date	Fixed Rate		Notional Amount (000)#(3)	Fair Value(4)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC credit default swaps on asset-backed securities – Sell Protection(2)^ (cont’d.):
Citigroup Mortgage Loan Trust	10/31/17	1.500	%(M)	589	$49	$—	$49	Goldman Sachs & Co.
COMM Mortgage Trust	10/30/17	1.500	%(M)	658	55	—	55	Goldman Sachs & Co.
COMM Mortgage Trust	10/30/17	1.500	%(M)	606	50	—	50	Goldman Sachs & Co.
COMM Mortgage Trust	10/30/17	1.500	%(M)	556	46	—	46	Goldman Sachs & Co.
COMM Mortgage Trust	10/30/17	1.500	%(M)	283	24	—	24	Goldman Sachs & Co.
COMM Mortgage Trust	10/30/17	1.500	%(M)	149	12	—	12	Goldman Sachs & Co.
COMM Mortgage Trust	10/30/17	1.500	%(M)	116	10	—	10	Goldman Sachs & Co.
COMM Mortgage Trust	10/30/17	1.500	%(M)	111	9	—	9	Goldman Sachs & Co.
COMM Mortgage Trust	10/30/17	1.500	%(M)	105	9	—	9	Goldman Sachs & Co.
COMM Mortgage Trust	10/30/17	1.500	%(M)	91	8	—	8	Goldman Sachs & Co.
Commercial Mortgage Pass Through Certificate	10/30/17	1.500	%(M)	149	12	—	12	Goldman Sachs & Co.
Connecticut Avenue Securities	10/31/17	1.500	%(M)	1,646	137	—	137	Goldman Sachs & Co.
Federal Home Loan Mortgage Corp.	10/30/17	1.500	%(M)	440	37	—	37	Goldman Sachs & Co.
Federal Home Loan Mortgage Corp.	10/30/17	1.500	%(M)	425	35	—	35	Goldman Sachs & Co.
Federal Home Loan Mortgage Corp.	10/30/17	1.500	%(M)	376	31	—	31	Goldman Sachs & Co.
Federal Home Loan Mortgage Corp.	10/30/17	1.500	%(M)	189	16	—	16	Goldman Sachs & Co.
Federal Home Loan Mortgage Corp.	10/30/17	1.500	%(M)	188	16	—	16	Goldman Sachs & Co.
Federal Home Loan Mortgage Corp.	10/30/17	1.500	%(M)	124	10	—	10	Goldman Sachs & Co.
Federal Home Loan Mortgage Corp.	10/31/17	1.500	%(M)	1,586	132	—	132	Goldman Sachs & Co.
First Franklin Home Equity	10/31/17	1.500	%(M)	136	11	—	11	Goldman Sachs & Co.
GS Mortgage Securities Trust	10/30/17	1.500	%(M)	629	52	—	52	Goldman Sachs & Co.
GS Mortgage Securities Trust	10/30/17	1.500	%(M)	526	44	—	44	Goldman Sachs & Co.
GS Mortgage Securities Trust	10/30/17	1.500	%(M)	514	43	—	43	Goldman Sachs & Co.
GS Mortgage Securities Trust	10/30/17	1.500	%(M)	254	21	—	21	Goldman Sachs & Co.
GS Mortgage Securities Trust	10/30/17	1.500	%(M)	145	12	—	12	Goldman Sachs & Co.
GS Mortgage Securities Trust	10/30/17	1.500	%(M)	124	10	—	10	Goldman Sachs & Co.
GS Mortgage Securities Trust	10/30/17	1.500	%(M)	114	10	—	10	Goldman Sachs & Co.

A1093

AST PRUDENTIAL CORE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Credit default swap agreements outstanding at September 30, 2017 (continued):

Reference Entity/Obligation	Termination Date	Fixed Rate		Notional Amount (000)#(3)	Fair Value(4)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC credit default swaps on asset-backed securities – Sell Protection(2)^ (cont’d.):
IndyMac Subprime Mortgage	10/31/17	1.500	%(M)	408	$35	$—	$35	Goldman Sachs & Co.
JPMBB Commercial Mortgage Securities Trust	10/30/17	1.500	%(M)	313	26	—	26	Goldman Sachs & Co.
JPMBB Commercial Mortgage Securities Trust	10/30/17	1.500	%(M)	93	8	—	8	Goldman Sachs & Co.
Lehman Home Equity	10/31/17	1.500	%(M)	1,042	87	—	87	Goldman Sachs & Co.
LNR CDO Ltd.	10/11/17	1.500	%(M)	2,652	3,645	—	3,645	Goldman Sachs & Co.
Morgan Stanley BAML Trust	10/30/17	1.500	%(M)	756	63	—	63	Goldman Sachs & Co.
Morgan Stanley BAML Trust	10/30/17	1.500	%(M)	151	13	—	13	Goldman Sachs & Co.
Morgan Stanley BAML Trust	10/30/17	1.500	%(M)	136	11	—	11	Goldman Sachs & Co.
Morgan Stanley BAML Trust	10/30/17	1.500	%(M)	113	9	—	9	Goldman Sachs & Co.
Morgan Stanley BAML Trust	10/30/17	1.500	%(M)	63	5	—	5	Goldman Sachs & Co.
Morgan Stanley Home Equity	10/31/17	1.500	%(M)	408	35	—	35	Goldman Sachs & Co.
Morgan Stanley Home Equity	10/31/17	1.500	%(M)	317	26	—	26	Goldman Sachs & Co.
New Century Home Equity	10/31/17	1.500	%(M)	861	72	—	72	Goldman Sachs & Co.
New Century Home Equity	10/31/17	1.500	%(M)	589	49	—	49	Goldman Sachs & Co.
New Century Home Equity	10/31/17	1.500	%(M)	589	49	—	49	Goldman Sachs & Co.
Nomura Home Equity	10/31/17	1.500	%(M)	136	11	—	11	Goldman Sachs & Co.
Option One Home Equity	10/31/17	1.500	%(M)	2,003	167	—	167	Goldman Sachs & Co.
Option One Home Equity	10/31/17	1.500	%(M)	595	50	—	50	Goldman Sachs & Co.
Securitized Asset Backed Recievables Trust	10/31/17	1.500	%(M)	227	19	—	19	Goldman Sachs & Co.
SoundView Home Equity Loan Trust	10/31/17	1.500	%(M)	1,504	125	—	125	Goldman Sachs & Co.
Structured Agency Credit Risk	10/31/17	1.500	%(M)	2,220	185	—	185	Goldman Sachs & Co.
Structured Agency Credit Risk	10/31/17	1.500	%(M)	589	49	—	49	Goldman Sachs & Co.
Structured Agency Credit Risk	10/31/17	1.500	%(M)	589	49	—	49	Goldman Sachs & Co.
WF-RBS Commercial Mortgage Trust	10/30/17	1.500	%(M)	431	36	—	36	Goldman Sachs & Co.
WF-RBS Commercial Mortgage Trust	10/30/17	1.500	%(M)	112	9	—	9	Goldman Sachs & Co.
WF-RBS Commercial Mortgage Trust	10/30/17	1.500	%(M)	75	6	—	6	Goldman Sachs & Co.

					$6,138	$—	$6,138

A1094

AST PRUDENTIAL CORE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Credit default swap agreements outstanding at September 30, 2017 (continued):
Reference Entity/Obligation	Termination Date	Fixed Rate		Notional Amount (000)#(3)	Implied Credit Spread at September 30, 2017(5)	Value at Trade Date	Value at September 30, 2017	Unrealized Appreciation (Depreciation)

Centrally cleared credit default swaps on corporate issues and/or sovereign Issues – Sell Protection(2):
American International Group, Inc.	12/20/20	1.000	%(Q)	7,610	0.302%	$110,040	$169,662	$59,622
Anadarko Petroleum Corp.	06/20/21	1.000	%(Q)	1,920	0.747%	(144,749)	17,882	162,631
AT&T, Inc.	06/20/21	1.000	%(Q)	10,080	0.410%	72,647	217,411	144,764
Barrick Gold Corp.	06/20/21	1.000	%(Q)	3,830	0.406%	(99,576)	83,136	182,712
CIT Group, Inc.	06/20/18	5.000	%(Q)	13,340	0.106%	852,674	495,218	(357,456)
Devon Energy Corp.	06/20/20	1.000	%(Q)	610	0.320%	(50,343)	11,274	61,617
Eastman Chemical Co.	06/20/21	1.000	%(Q)	5,625	0.278%	54,113	148,649	94,536
Ford Motor Co.	06/20/21	5.000	%(Q)	19,000	0.518%	3,305,153	3,085,710	(219,443)
General Motors Co.	06/20/19	5.000	%(Q)	4,960	0.143%	558,349	420,681	(137,668)

						$4,658,308	$4,649,623	$(8,685)

Reference Entity/Obligation	Termination Date	Fixed Rate		Notional Amount (000)#(3)	Implied Credit Spread at September 30, 2017(5)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC credit default swaps on corporate issues and/or sovereign Issues - Sell Protection(2):
Hellenic Republic	06/20/22	1.000	%(Q)	780	4.925%	$(120,359)	$(134,637)	$14,278	Citigroup Global Markets
Hellenic Republic	06/20/22	1.000	%(Q)	190	4.925%	(29,318)	(33,725)	4,407	Goldman Sachs &Co.
Hellenic Republic	06/20/24	1.000	%(Q)	2,000	4.899%	(396,470)	(432,500)	36,030	Barclays Capital Group
Hellenic Republic	12/20/24	1.000	%(Q)	2,000	4.869%	(413,280)	(460,000)	46,720	Citigroup Global Markets
Husky Energy, Inc.	06/20/20	1.000	%(Q)	2,650	0.705%	21,659	(109,128)	130,787	Morgan Stanley
Petroleo Brasileiro SA	06/20/18	1.000	%(Q)	6,340	0.506%	24,678	(486,118)	510,796	Morgan Stanley
Republic of Italy	09/20/20	1.000	%(Q)	20,350	0.959%	30,342	94,415	(64,073)	JPMorgan Chase

						$(882,748)	$(1,561,693)	$678,945

Reference Entity/Obligation	Termination Date	Fixed Rate		Notional Amount (000)#(3)	Value at Trade Date	Value at September 30, 2017(4)	Unrealized Appreciation (Depreciation)

Centrally cleared credit default swaps on credit indices – Buy Protection(1):
CDX.NA.HY.29.V1	12/20/22	5.000	%(Q)	43,900	$(3,223,006)	$(3,505,230)	$(282,224)
CDX.NA.IG.29.V1	12/20/22	1.000	%(Q)	145,000	(2,948,546)	(3,210,961)	(262,415)

					$(6,171,552)	$(6,716,191)	$(544,639)

The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

A1095

AST PRUDENTIAL CORE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

(3)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)	The fair value of credit default swap agreements on credit indices and asset-backed securities serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, when compared to the notional amount of the swap, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Currency swap agreements outstanding at September 30, 2017:

Notional Amount (000)#	Fund Receives		Notional Amount (000)#	Fund Pays	Counterparty	Termination Date	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)

OTC currency swap agreements:
11,722	3 Month LIBOR(Q)	EUR	10,500	3 Month EURIBOR minus 37 bps	JPMorgan Chase	10/17/17	$(636,955)	$—	$(636,955)
5,793	3 Month LIBOR plus 54.25 bps(Q)	JPY	700,000	0.155%	JPMorgan Chase	10/26/17	(411,818)	—	(411,818)
14,635	3 Month LIBOR(Q)	GBP	11,685	3 Month Sterling LIBOR minus 16.75 bps	JPMorgan Chase	02/13/19	(989,134)	—	(989,134)

							$(2,037,907)	$—	$(2,037,907)

Inflation swap agreements outstanding at September 30, 2017:

Notional Amount (000)#		Termination Date	Fixed Rate		Floating Rate	Value at Trade Date	Value at September 30, 2017	Unrealized Appreciation (Depreciation)

Centrally cleared swap agreements:
EUR	6,425	08/15/22	1.240	%(T)	Eurostat Eurozone HICP ex Tobacco(2)(T)	$—	$(14,058)	$(14,058)
EUR	5,920	09/15/22	1.260	%(T)	Eurostat Eurozone HICP ex Tobacco(2)(T)	—	(7,920)	(7,920)
EUR	3,210	08/15/27	1.415	%(T)	Eurostat Eurozone HICP ex Tobacco(1)(T)	—	13,700	13,700
EUR	2,880	09/15/27	1.438	%(T)	Eurostat Eurozone HICP ex Tobacco(1)(T)	—	6,635	6,635
GBP	5,825	07/15/22	3.440	%(T)	U.K. Retail Price Index(2)(T)	13,522	(2,218)	(15,740)
GBP	1,900	08/15/24	3.346	%(T)	U.K. Retail Price Index(2)(T)	—	(12,651)	(12,651)
GBP	1,840	07/15/27	3.348	%(T)	U.K. Retail Price Index(1)(T)	—	19,842	19,842
GBP	2,505	08/15/27	3.344	%(T)	U.K. Retail Price Index(1)(T)	—	26,911	26,911
GBP	1,005	08/15/29	3.380	%(T)	U.K. Retail Price Index(2)(T)	—	(11,287)	(11,287)
GBP	1,770	07/15/32	3.513	%(T)	U.K. Retail Price Index(2)(T)	—	6,953	6,953

A1096

AST PRUDENTIAL CORE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Inflation swap agreements outstanding at September 30, 2017 (continued):

Notional Amount (000)#		Termination Date	Fixed Rate		Floating Rate	Value at Trade Date	Value at September 30, 2017	Unrealized Appreciation (Depreciation)

Centrally cleared swap agreements (cont’d.):
GBP	1,880	07/15/37	3.515	%(T)	U.K. Retail Price Index(2)(T)	$—	$(14,239)	$(14,239)
GBP	1,500	08/15/42	3.520	%(T)	U.K. Retail Price Index(2)(T)	(5,244)	(18,392)	(13,148)
GBP	945	07/15/47	3.458	%(T)	U.K. Retail Price Index(1)(T)	(62,012)	18,781	80,793
GBP	550	08/15/47	3.469	%(T)	U.K. Retail Price Index(1)(T)	—	5,903	5,903
GBP	500	07/15/57	3.325	%(T)	U.K. Retail Price Index(1)(T)	—	19,566	19,566
GBP	130	07/15/57	3.334	%(T)	U.K. Retail Price Index(1)(T)	—	3,831	3,831
GBP	360	08/15/57	3.363	%(T)	U.K. Retail Price Index(1)(T)	—	(1,710)	(1,710)

						$(53,734)	$39,647	$93,381

(1)	The Portfolio pays the fixed rate and receives the floating rate.

(2)	The Portfolio pays the floating rate and receives the fixed rate.

Interest rate swap agreements outstanding at September 30, 2017:

Notional Amount (000)#		Termination Date	Fixed Rate		Floating Rate	Value at Trade Date	Value at September 30, 2017	Unrealized Appreciation (Depreciation)

Centrally cleared swap agreements:
AUD	24,750	07/07/22	2.460	%(S)	6 Month BBSW(2)(S)	$(957)	$(56,644)	$(55,687)
AUD	19,525	09/25/22	2.958	%(S)	6 Month BBSW(2)(S)	1,837	(10,474)	(12,311)
AUD	15,380	09/28/22	2.988	%(S)	6 Month BBSW(2)(S)	(354)	(2,037)	(1,683)
AUD	6,920	07/19/27	3.355	%(S)	6 Month BBSW(2)(S)	—	(18,899)	(18,899)
AUD	2,545	07/19/32	3.130	%(S)	6 Month BBSW(2)(S)	(1,313)	(12,877)	(11,564)
BRL	74,325	01/02/19	0.000	%(T)	1 Day BROIS(1)(T)	—	(5,348)	(5,348)
BRL	44,879	01/02/19	0.000	%(T)	1 Day BROIS(1)(T)	—	(3,683)	(3,683)
BRL	55,543	01/04/21	0.000	%(T)	1 Day BROIS(2)(T)	—	7,137	7,137
BRL	39,497	01/04/21	0.000	%(T)	1 Day BROIS(2)(T)	—	703,695	703,695
BRL	35,146	01/04/21	0.000	%(T)	1 Day BROIS(1)(T)	—	(267,497)	(267,497)
BRL	33,744	01/04/21	0.000	%(T)	1 Day BROIS(2)(T)	—	791	791
BRL	28,915	01/04/21	0.000	%(T)	1 Day BROIS(1)(T)	—	(259,408)	(259,408)
BRL	24,280	01/04/21	0.000	%(T)	1 Day BROIS(2)(T)	—	361,180	361,180
BRL	19,948	01/04/21	0.000	%(T)	1 Day BROIS(2)(T)	—	285,591	285,591
BRL	19,267	01/04/21	0.000	%(T)	1 Day BROIS(2)(T)	—	332,248	332,248
BRL	16,888	01/02/23	0.000	%(T)	1 Day BROIS(1)(T)	—	(7,532)	(7,532)
BRL	10,058	01/02/23	0.000	%(T)	1 Day BROIS(1)(T)	—	(136)	(136)
BRL	14,611	01/02/25	0.000	%(T)	1 Day BROIS(2)(T)	—	145,116	145,116
BRL	12,070	01/02/25	0.000	%(T)	1 Day BROIS(2)(T)	—	158,753	158,753
CAD	50,110	07/26/19	1.605	%(S)	3 Month Canadian Bankers Acceptance(2)(S)	4,733	(156,133)	(160,866)
EUR	10,235	05/11/19	(0.144	)%(A)	6 Month EURIBOR(1)(S)	(14,693)	(17,475)	(2,782)
EUR	7,200	08/01/21	0.604	%(A)	1 Day EONIA(1)(A)	211	(244,508)	(244,719)
EUR	12,595	05/11/22	0.156	%(A)	6 Month EURIBOR(1)(S)	5,091	(1,954)	(7,045)
EUR	8,800	07/28/25	0.780	%(A)	1 Day EONIA(1)(A)	216	(302,562)	(302,778)

A1097

AST PRUDENTIAL CORE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Interest rate swap agreements outstanding at September 30, 2017 (continued):

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at September 30, 2017	Unrealized Appreciation (Depreciation)

Centrally cleared swap agreements (cont’d.):
EUR	5,250	02/23/26	0.324%(A)	1 Day EONIA(1)(A)	$ (170,926)	$ 73,415	$ 244,341
EUR	22,725	08/15/26	0.634%(A)	1 Day EONIA(1)(A)	6,662	(155,136)	(161,798)
EUR	25,030	08/15/26	0.655%(A)	1 Day EONIA(1)(A)	(9,821)	(225,480)	(215,659)
EUR	2,205	05/11/27	0.736%(A)	6 Month EURIBOR(2)(S)	(26,858)	10,036	36,894
EUR	4,730	02/15/30	0.898%(A)	1 Day EONIA(1)(A)	6,572	39,771	33,199
EUR	2,600	05/11/30	0.850%(A)	6 Month EURIBOR(1)(S)	96,191	98,879	2,688
EUR	1,050	05/11/37	1.253%(A)	6 Month EURIBOR(1)(S)	46,604	43,418	(3,186)
EUR	10,595	08/24/37	1.960%(A)	1 Day EONIA(2)(A)	—	(143,561)	(143,561)
EUR	10,595	08/24/37	2.033%(A)	3 Month EURIBOR(1)(Q)	—	101,691	101,691
EUR	390	05/11/42	1.350%(A)	6 Month EURIBOR(1)(S)	18,221	17,633	(588)
EUR	4,400	07/04/42	1.416%(A)	1 Day EONIA(2)(A)	(8,769)	(9,853)	(1,084)
EUR	9,415	07/04/42	1.438%(A)	1 Day EONIA(2)(A)	—	33,169	33,169
GBP	5,000	02/23/21	0.639%(A)	1 Day SONIA(1)(A)	239	19,278	19,039
GBP	17,760	12/07/27	1.444%(S)	6 Month GBP LIBOR(1)(S)	20,555	(5,568)	(26,123)
GBP	2,185	07/06/32	1.933%(S)	6 Month GBP LIBOR(2)(S)	—	22,350	22,350
GBP	1,345	10/30/32	1.633%(S)	6 Month GBP LIBOR(2)(S)	—	9,410	9,410
GBP	2,625	07/06/42	1.850%(S)	6 Month GBP LIBOR(1)(S)	—	(17,997)	(17,997)
GBP	755	10/30/47	1.680%(S)	6 Month GBP LIBOR(1)(S)	—	(8,440)	(8,440)
JPY	4,255,270	12/20/24	0.126%(S)	6 Month JPY LIBOR(2)(S)	(59,858)	(157,189)	(97,331)
MXN	66,200	12/27/24	5.795%(M)	28 Day Mexican Interbank Rate(2)(M)	42,617	(244,793)	(287,410)
MXN	131,580	12/09/26	7.780%(M)	28 Day Mexican Interbank Rate(2)(M)	(75,523)	376,695	452,218
NZD	37,210	12/15/17	2.125%(S)	3 Month New Zealand Bank Bill(2)(Q)	132	155,857	155,725
	98,610	10/21/17	0.590%(A)	1 Day USOIS(1)(A)	239	271,451	271,212
	97,150	11/01/17	0.639%(T)	1 Day USOIS(1)(T)	369	238,853	238,484
	190,020	11/14/17	0.675%(T)	1 Day USOIS(1)(T)	(16,422)	447,810	464,232
	94,620	11/22/17	0.716%(T)	1 Day USOIS(1)(T)	363	199,532	199,169
	96,490	01/07/18	1.093%(T)	1 Day USOIS(1)(T)	—	15,452	15,452
	7,935	09/30/18	0.747%(A)	1 Day USOIS(1)(A)	168	60,513	60,345
	31,915	10/07/18	1.253%(A)	1 Day USOIS(1)(A)	—	8,459	8,459
	94,860	11/17/18	1.080%(T)	1 Day USOIS(1)(T)	363	323,219	322,856
	142,600	11/18/18	0.911%(A)	1 Day USOIS(1)(A)	(7,563)	731,252	738,815
	15,040	03/31/19	1.431%(A)	1 Day USOIS(1)(A)	—	(6,455)	(6,455)
	14,833	03/31/19	1.431%(A)	1 Day USOIS(1)(A)	—	(6,558)	(6,558)
	9,235	06/30/19	1.486%(A)	1 Day USOIS(1)(A)	—	(1,245)	(1,245)
	42,805	06/30/19	1.502%(A)	1 Day USOIS(1)(A)	(20,082)	(17,512)	2,570
	25,260	07/14/19	1.428%(A)	1 Day USOIS(1)(A)	—	10,451	10,451
	44,270	09/08/19	1.290%(A)	1 Day USOIS(1)(A)	—	175,979	175,979
	22,450	03/11/20	1.824%(S)	3 Month LIBOR(1)(Q)	223	(25,287)	(25,510)
	21,740	04/04/20	— (3)(S)	— (3)(S)	—	4,359	4,359
	29,660	07/17/20	1.521%(A)	1 Day USOIS(1)(A)	—	26,137	26,137
	20,735	07/31/21	2.290%(S)	3 Month LIBOR(1)(Q)	222	(315,283)	(315,505)
	11,290	04/04/22	— (4)(S)	— (4)(S)	—	(2,514)	(2,514)

A1098

AST PRUDENTIAL CORE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Interest rate swap agreements outstanding at September 30, 2017 (continued):

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at September 30, 2017	Unrealized Appreciation (Depreciation)

Centrally cleared swap agreements (cont’d.):
	88,365	07/17/22	— (5)(Q)	— (5)(Q)	$1,852	$6,463	$4,611
	56,780	08/31/22	1.843%(S)	3 Month LIBOR(1)(Q)	379	374,408	374,029
	7,080	09/28/22	2.177%(S)	3 Month LIBOR(1)(Q)	—	7,429	7,429
	63,375	11/01/22	1.815%(S)	3 Month LIBOR(2)(Q)	—	(618,563)	(618,563)
	14,590	05/31/23	1.394%(S)	3 Month LIBOR(1)(Q)	230	461,450	461,220
	14,590	05/31/23	1.395%(S)	3 Month LIBOR(1)(Q)	230	460,540	460,310
	13,300	05/31/23	1.513%(S)	3 Month LIBOR(1)(Q)	223	330,048	329,825
	23,680	05/31/23	1.578%(S)	3 Month LIBOR(1)(Q)	(24,932)	498,999	523,931
	5,310	05/31/23	1.584%(S)	3 Month LIBOR(1)(Q)	179	110,215	110,036
	49,366	11/15/23	2.209%(S)	3 Month LIBOR(1)(Q)	403	(708,481)	(708,884)
	10,925	02/15/24	2.115%(S)	3 Month LIBOR(1)(Q)	25,715	(25,725)	(51,440)
	25,542	02/15/24	2.151%(S)	3 Month LIBOR(1)(Q)	(27,992)	(116,475)	(88,483)
	31,125	02/15/24	2.183%(S)	3 Month LIBOR(1)(Q)	(43,551)	(204,212)	(160,661)
	4,625	05/15/24	1.808%(A)	1 Day USOIS(1)(A)	—	2,453	2,453
	21,510	09/01/24	1.972%(S)	3 Month LIBOR(2)(Q)	—	(201,891)	(201,891)
	7,050	09/01/24	2.117%(S)	3 Month LIBOR(1)(Q)	—	(1,141)	(1,141)
	4,480	09/04/25	2.214%(S)	3 Month LIBOR(1)(Q)	67	(13,249)	(13,316)
	24,228	02/15/27	1.824%(A)	1 Day USOIS(1)(A)	323,421	244,062	(79,359)
	6,165	02/15/27	1.899%(A)	1 Day USOIS(1)(A)	8,731	21,952	13,221
	3,440	02/15/27	1.965%(A)	1 Day USOIS(1)(A)	—	(7,418)	(7,418)
	11,550	02/15/27	2.067%(A)	1 Day USOIS(1)(A)	(7,813)	(128,097)	(120,284)
	7,830	05/08/27	2.309%(S)	3 Month LIBOR(1)(Q)	—	(87,705)	(87,705)
	5,275	05/15/27	1.823%(A)	1 Day USOIS(1)(A)	—	66,849	66,849
	15,605	05/03/32	2.434%(S)	3 Month LIBOR(2)(Q)	—	155,102	155,102
	26,095	02/15/36	2.338%(S)	3 Month LIBOR(2)(Q)	(159,846)	(554,178)	(394,332)
	12,345	05/03/37	2.508%(S)	3 Month LIBOR(1)(Q)	—	(133,991)	(133,991)
	4,895	02/15/42	1.369%(A)	1 Day USOIS(1)(A)	239	725,375	725,136
	3,180	09/27/46	1.380%(A)	1 Day USOIS(1)(A)	208	536,776	536,568
	1,730	04/09/48	2.545%(S)	3 Month LIBOR(1)(Q)	—	3,872	3,872
	1,600	05/08/48	2.627%(S)	3 Month LIBOR(1)(Q)	—	(23,861)	(23,861)
ZAR	90,290	09/23/22	7.430%(Q)	3 Month JIBAR(2)(Q)	(8,174)	(16,540)	(8,366)

					$(71,742)	$3,964,008	$4,035,750

Securities with a combined market value of $32,833,508 have been segregated with Citigroup Global Markets to cover requirements for open centrally cleared swap contracts at September 30, 2017.

A1099

AST PRUDENTIAL CORE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

(1) The Portfolio pays the fixed rate and receives the floating rate.

(2) The Portfolio pays the floating rate and receives the fixed rate.

(3) The Portfolio pays the floating rate of 3 Month LIBOR plus 12 bps and receives the floating rate of 6 Month LIBOR.

(4) The Portfolio pays the floating rate of 6 Month LIBOR and receives the floating rate of 3 Month LIBOR plus 11.75 bps.

(5) The Portfolio pays the floating rate of 3 Month LIBOR and receives the floating rate of 1 Day USOIS plus 28 bps.

Total return swap agreements outstanding at September 30, 2017:

Counterparty	Termination Date	Notional Amount (000)#	Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(1)

OTC total return swap agreements:
Credit Suisse First Boston Corp.	01/12/41	6,127	Pay monthly variable payments based on 1 Month LIBOR and receive monthly fixed payments based on the IOS. FN30.450.10 Index	$33,291	$(12,554)	$45,845

(1) Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2017 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities
Automobiles	$—	$14,224,884	$—
Collateralized Loan Obligations	—	359,960,775	—
Consumer Loans	—	41,549,148	—
Credit Cards	—	8,483,774	—
Home Equity Loans	—	69,200,480	—
Other	—	514,387	—
Residential Mortgage-Backed Securities	—	80,320,104	—
Student Loans	—	10,994,543	—
Bank Loans	—	22,695,434	2,369,696
Commercial Mortgage-Backed Securities	—	529,059,638	—
Common Stock	1,122,590	—	—
Corporate Bonds	—	977,818,498	939,986
Municipal Bonds	—	55,734,803	—
Residential Mortgage-Backed Securities	—	161,315,918	4,266,413
Sovereign Bonds	—	136,646,649	—
U.S. Government Agency Obligations	—	396,996,825	—
U.S. Treasury Obligations	—	84,877,261	—
Affiliated Mutual Funds	274,080,668	—	—
Options Purchased	309,937	415,015	—
Options Written	(135,093)	(113,350)	—
Other Financial Instruments*
Futures Contracts	(6,064,386)	—	—
OTC Forward Foreign Currency Exchange Contracts	—	(1,257,599)	—
Centrally Cleared Credit Default Swap Agreements	—	(553,324)	—
OTC Credit Default Swap Agreements	—	(882,748)	6,138
OTC Currency Swap Agreements	—	(2,037,907)	—
Centrally Cleared Inflation Swap Agreements	—	93,381	—
Centrally Cleared Interest Rate Swap Agreements	—	4,035,750	—
OTC Total Return Swap Agreements	—	33,291	—

Total	$269,313,716	$2,950,125,630	$7,582,233

A1100

AST PRUDENTIAL CORE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

The following is a reconciliation of assets in which unobservable inputs (Level 3) were used in determining fair value:

	Asset-Backed Securities Residential Mortgage-Backed Securities	Bank Loans	Corporate Bonds

Balance as of 12/31/16	$9,800,000	$—	$—
Realized gain (loss)	—	—	—
Change in unrealized appreciation (depreciation)***	—	251,230	(111)
Purchases/Exchanges/Issuances	—	—	—
Sales/Paydowns	(9,800,000)	—	(11,295)
Accrued discount/premium	—	—	—
Transfers into Level 3	—	2,118,466	951,392
Transfers out of Level 3	—	—	—

Balance as of 09/30/17	$—	$2,369,696	$939,986

	Residential Mortgage-Backed Securities	Credit Default Swap Agreements
Balance as of 12/31/16	$66,506,774	$54,066
Realized gain (loss)	359,110	— **
Change in unrealized appreciation (depreciation)***	51,611	(47,928)
Purchases/Exchanges/Issuances	4,266,412	—
Sales/Paydowns	(45,590,308)	—
Accrued discount/premium	33,048	—
Transfers into Level 3	—	—
Transfers out of Level 3	(21,360,234)	—

Balance as of 09/30/17	$4,266,413	$6,138

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

**	The realized gain incurred during the period for other financial instruments was $57,244.

***	Of which, $257,260 was relating to securities held at the reporting period end.

Level 3 securities as presented in the table above are being fair valued using pricing methodologies approved by Board, which contain unobservable inputs as follows:

Level 3 Securities	Fair Value as of September 30, 2017	Valuation Methodology	Single Broker Indicative Quote
Bank Loans	$2,369,696	Market Approach	Single Broker Indicative Quote
Corporate Bonds Residential	939,986	Market Approach	Single Broker Indicative Quote
Mortgage-Backed Securities	4,266,413	Market Approach	Single Broker Indicative Quote
Credit Default Swap Agreements	6,138	Market Approach	Single Broker Indicative Quote

	$7,582,233

It is the Portfolio’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period. Securities transferred levels as follows:

Investments in Securities	Amount Transferred	Level Transfer	Logic

Bank Loans	$2,118,466	L2 to L3	Multiple Broker Quotes to Single Broker Indicative Quote
Corporate Bonds Residential	$951,392	L2 to L3	Evaluated Bid to Single Broker Indicative Quote
Mortgage-Backed Securities	$21,360,234	L3 to L2	Single Broker Indicative Quote to Evaluated Bid

A1101

AST PRUDENTIAL FLEXIBLE MULTI-STRATEGY PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 90.9%
AFFILIATED MUTUAL FUNDS — 62.7%
AST Global Real Estate Portfolio*	178,467	$2,155,885
AST High Yield Portfolio*	105,013	1,052,231
AST Prudential Core Bond Portfolio*	1,931,211	23,541,464
AST QMA US Equity Alpha Portfolio*	761,793	21,688,241

TOTAL AFFILIATED MUTUAL FUNDS (cost $42,237,179)(w)		48,437,821

COMMON STOCKS — 27.9%
Air Freight & Logistics — 0.6%
Deutsche Post AG (Germany)	9,987	445,161

Airlines — 1.2%
Deutsche Lufthansa AG (Germany)	15,572	433,038
International Consolidated Airlines Group SA (United Kingdom)	42,288	337,014
Turk Hava Yollari AO (Turkey)*	52,811	129,669

		899,721

Auto Components — 0.1%
Hankook Tire Co. Ltd. (South Korea)	746	39,285
Hyundai Mobis Co. Ltd. (South Korea)	167	35,063

		74,348

Automobiles — 1.1%
Ferrari NV (Italy)	3,668	405,856
Fiat Chrysler Automobiles NV (United Kingdom)*	22,726	407,279
Hyundai Motor Co. (South Korea)	308	40,518
Kia Motors Corp. (South Korea)	1,260	34,860

		888,513

Banks — 3.4%
Agricultural Bank of China Ltd. (China) (Class H Stock)	428,000	192,664
Akbank Turk A/S (Turkey)	14,429	38,079
Banco Bradesco SA (Brazil)	1,467	15,494
Banco do Brasil SA (Brazil)	4,486	49,504
Banco Santander Brasil SA (Brazil), UTS	2,554	22,313
Bank Hapoalim BM (Israel)	7,946	55,603
Bank Leumi Le-Israel BM (Israel)	9,666	51,370
Bank of China Ltd. (China) (Class H Stock)	305,000	151,501
Bank of Communications Co. Ltd. (China) (Class H Stock)	150,000	110,103
Bank of Montreal (Canada)	600	45,408
BNK Financial Group, Inc. (South Korea)	5,049	44,153
Canadian Imperial Bank of Commerce (Canada)	900	78,744
China CITIC Bank Corp. Ltd. (China) (Class H Stock)	69,000	44,039
China Construction Bank Corp. (China) (Class H Stock)	374,000	312,459
China Everbright Bank Co. Ltd. (China) (Class H Stock)	90,000	41,681
China Merchants Bank Co. Ltd. (China) (Class H Stock)	14,500	51,345
China Minsheng Banking Corp. Ltd. (China) (Class H Stock)	41,500	38,223
Chongqing Rural Commercial Bank Co. Ltd. (China) (Class H Stock)	28,000	17,825
DBS Group Holdings Ltd. (Singapore)	2,800	43,103

	Shares	Value
COMMON STOCKS (Continued)
Banks (cont’d.)
DGB Financial Group, Inc. (South Korea)	5,266	$48,333
Hana Financial Group, Inc. (South Korea)	2,427	100,688
Industrial & Commercial Bank of China Ltd. (China) (Class H Stock)	366,000	273,589
Industrial Bank of Korea (South Korea)	8,823	111,226
KB Financial Group, Inc. (South Korea)	2,446	120,341
Mizrahi Tefahot Bank Ltd. (Israel)	916	16,428
National Bank of Canada (Canada)	900	43,314
Oversea-Chinese Banking Corp. Ltd. (Singapore)	5,200	42,881
Shinhan Financial Group Co. Ltd. (South Korea)	1,313	58,032
Toronto-Dominion Bank (The) (Canada)	900	50,671
Turkiye Garanti Bankasi A/S (Turkey)	14,309	38,878
Turkiye Is Bankasi (Turkey) (Class C Stock)	50,018	95,172
Turkiye Vakiflar Bankasi TAO (Turkey) (Class D Stock)	23,132	40,723
United Overseas Bank Ltd. (Singapore)	2,400	41,678
Woori Bank (South Korea)	7,135	111,390
Yapi ve Kredi Bankasi A/S (Turkey)*	33,160	40,232

		2,637,187

Beverages — 1.0%
Ambev SA (Brazil)	800	5,315
Coca-Cola HBC AG (Switzerland)*	8,943	302,798
Diageo PLC (United Kingdom)	11,500	378,183
Heineken Holding NV (Netherlands)	448	42,090
Heineken NV (Netherlands)	425	42,055

		770,441

Building Products — 0.1%
Assa Abloy AB (Sweden) (Class B Stock)	1,725	39,495
Geberit AG (Switzerland)	91	43,081

		82,576

Capital Markets — 0.3%
China Cinda Asset Management Co. Ltd. (China) (Class H Stock)	114,000	42,183
China Everbright Ltd. (China)	22,000	50,806
China Huarong Asset Management Co. Ltd. (China) (Class H Stock), 144A	25,000	11,194
CI Financial Corp. (Canada)	1,800	39,368
Partners Group Holding AG (Switzerland)	65	44,128
Yuanta Financial Holding Co. Ltd. (Taiwan)	102,000	43,982

		231,661

Chemicals — 0.8%
Arkema SA (France)	897	110,063
Asahi Kasei Corp. (Japan)	3,000	36,967
Covestro AG (Germany), 144A	839	72,196
Hanwha Chemical Corp. (South Korea)	1,579	44,926
Hyosung Corp. (South Korea)	109	13,891
Kaneka Corp. (Japan)	4,000	31,080
Kuraray Co. Ltd. (Japan)	2,700	50,516
Lotte Chemical Corp. (South Korea)	274	90,721
Mitsubishi Chemical Holdings Corp. (Japan)	2,000	19,068
PTT Global Chemical PCL (Thailand)	21,600	51,552
Sumitomo Chemical Co. Ltd. (Japan)	4,000	25,024
Teijin Ltd. (Japan)	3,800	74,970

A1102

AST PRUDENTIAL FLEXIBLE MULTI-STRATEGY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Chemicals (cont’d.)
Tosoh Corp. (Japan)	500	$11,286

		632,260

Construction & Engineering — 0.1%
Kajima Corp. (Japan)	2,000	19,879
Obayashi Corp. (Japan)	3,700	44,379
Taisei Corp. (Japan)	200	10,488

		74,746

Construction Materials — 0.2%
Anhui Conch Cement Co. Ltd. (China) (Class H Stock)	2,500	10,034
China National Building Material Co. Ltd. (China) (Class H Stock)	42,000	29,235
Imerys SA (France)	62	5,601
Semen Indonesia Persero Tbk PT (Indonesia)	6,900	5,192
Siam Cement PCL (The) (Thailand)	6,200	93,443

		143,505

Consumer Finance — 0.0%
Credit Saison Co. Ltd. (Japan)	300	6,225

Diversified Financial Services — 0.2%
Chailease Holding Co. Ltd. (Taiwan)	15,000	36,232
Fubon Financial Holding Co. Ltd. (Taiwan)	26,000	40,632
Power Finance Corp. Ltd. (India)	8,386	15,680
Rural Electrification Corp. Ltd. (India)	40,830	95,746

		188,290

Diversified Telecommunication Services — 0.3%
Bezeq The Israeli Telecommunication Corp. Ltd. (Israel)	78,517	112,228
Proximus SADP (Belgium)	1,250	43,092
Spark New Zealand Ltd. (New Zealand)	15,305	40,408
TELUS Corp. (Canada)	1,000	35,969

		231,697

Electric Utilities — 1.2%
Centrais Eletricas Brasileiras SA (Brazil)	3,050	18,981
CLP Holdings Ltd. (Hong Kong)	2,000	20,533
CPFL Energia SA (Brazil)	1,400	12,046
EDP - Energias de Portugal SA (Portugal)	1,591	5,999
EDP - Energias do Brasil SA (Brazil)	8,760	41,986
Endesa SA (Spain)	4,761	107,432
Enel SpA (Italy)	38,788	233,670
Equatorial Energia SA (Brazil)	956	18,524
Iberdrola SA (Spain)	13,838	107,599
Inter RAO UES PJSC (Russia)	651,000	42,008
Kansai Electric Power Co., Inc. (The) (Japan)	3,000	38,398
Kyushu Electric Power Co., Inc. (Japan)	1,500	15,935
PGE Polska Grupa Energetyczna SA (Poland)*	30,224	110,238
Red Electrica Corp. SA (Spain)	1,984	41,733
Tauron Polska Energia SA (Poland)*	11,874	12,209
Terna Rete Elettrica Nazionale SpA (Italy)	15,472	90,403
Tokyo Electric Power Co. Holdings, Inc. (Japan)*	9,800	39,590

		957,284

	Shares	Value
COMMON STOCKS (Continued)
Electrical Equipment — 0.7%
ABB Ltd. (Switzerland)	1,803	$44,585
OSRAM Licht AG (Germany)	576	46,005
Prysmian SpA (Italy)	1,307	44,160
Vestas Wind Systems A/S (Denmark)	4,297	386,239

		520,989

Electronic Equipment, Instruments & Components — 0.3%
Hitachi High-Technologies Corp. (Japan)	100	3,632
Hitachi Ltd. (Japan)	7,000	49,356
LG Display Co. Ltd. (South Korea)	2,800	75,007
Omron Corp. (Japan)	900	45,893
Shimadzu Corp. (Japan)	2,200	43,392
Yokogawa Electric Corp. (Japan)	2,300	39,194

		256,474

Equity Real Estate Investment Trusts (REITs) —0.2%
Dexus (Australia)	799	5,962
Goodman Group (Australia)	1,000	6,475
Link REIT (Hong Kong)	10,000	81,320
Mirvac Group (Australia)	17,064	30,696
Stockland (Australia)	7,695	25,987

		150,440

Food & Staples Retailing — 0.2%
BIM Birlesik Magazalar A/S (Turkey)	1,899	39,595
Empire Co. Ltd. (Canada) (Class A Stock)	200	3,539
Jeronimo Martins SGPS SA (Portugal)	2,403	47,433
Koninklijke Ahold Delhaize NV (Netherlands)	2,401	44,862
Sun Art Retail Group Ltd. (Hong Kong)	3,000	2,795
Wal-Mart de Mexico SAB de CV (Mexico)	18,100	41,448

		179,672

Food Products — 0.7%
Associated British Foods PLC (United Kingdom)	1,094	46,836
Charoen Pokphand Foods PCL (Thailand)	90,200	72,490
Golden Agri-Resources Ltd. (Singapore)	12,900	3,573
Gruma SAB de CV (Mexico) (Class B Stock)	1,505	22,102
M Dias Branco SA (Brazil)	200	3,157
Marine Harvest ASA (Norway)*	3,248	64,239
MEIJI Holdings Co. Ltd. (Japan)	500	39,594
Saputo, Inc. (Canada)	1,400	48,460
Tate & Lyle PLC (United Kingdom)	16,562	143,811
Thai Union Group PCL (Thailand)	34,500	20,705
Tiger Brands Ltd. (South Africa)	502	13,996
Yamazaki Baking Co. Ltd. (Japan)	1,900	34,294

		513,257

Gas Utilities — 0.3%
Gas Natural SDG SA (Spain)	4,689	103,873
Osaka Gas Co. Ltd. (Japan)	2,200	40,890
Toho Gas Co. Ltd. (Japan)	1,000	29,287
Tokyo Gas Co. Ltd. (Japan)	1,600	39,182

		213,232

Health Care Equipment & Supplies — 0.1%
Straumann Holding AG (Switzerland)	70	45,018
William Demant Holding A/S (Denmark)*	1,583	41,852

		86,870

A1102

AST PRUDENTIAL FLEXIBLE MULTI-STRATEGY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Health Care Providers & Services — 0.0%
Netcare Ltd. (South Africa)	2,927	$5,162

Hotels, Restaurants & Leisure — 0.3%
Aristocrat Leisure Ltd. (Australia)	1,642	27,122
Carnival PLC	627	39,872
Compass Group PLC (United Kingdom)	2,029	43,050
InterContinental Hotels Group PLC (United Kingdom)	1,228	64,962
Merlin Entertainments PLC (United Kingdom), 144A	4,285	25,573

		200,579

Household Durables — 0.4%
Barratt Developments PLC (United Kingdom)	756	6,228
Berkeley Group Holdings PLC (United
Kingdom)	1,330	66,283
Electrolux AB (Sweden) (Class B Stock)	1,285	43,735
Husqvarna AB (Sweden) (Class B Stock)	4,331	44,601
LG Electronics, Inc. (South Korea)	1,193	86,160
Persimmon PLC (United Kingdom)	211	7,302
Techtronic Industries Co. Ltd. (Hong Kong)	5,500	29,442

		283,751

Household Products — 0.0%
Henkel AG & Co. KGaA (Germany)	24	2,922

Independent Power & Renewable Electricity Producers — 0.0%
Engie Brasil Energia SA (Brazil)	1,934	22,313

Industrial Conglomerates — 0.4%
Beijing Enterprises Holdings Ltd. (China)	13,500	72,715
Bidvest Group Ltd. (The) (South Africa)	3,282	41,856
CITIC Ltd. (China)	28,000	41,489
CK Hutchison Holdings Ltd. (Hong Kong)	3,500	44,829
Fosun International Ltd. (China)	26,500	56,029
Jardine Strategic Holdings Ltd. (Hong Kong)	700	30,240
Shanghai Industrial Holdings Ltd. (China)	3,000	9,108

		296,266

Insurance — 1.0%
Aegon NV (Netherlands)	5,510	32,118
Ageas (Belgium)	77	3,622
Dongbu Insurance Co. Ltd. (South Korea)	689	44,019
Fairfax Financial Holdings Ltd. (Canada)	100	52,040
Hyundai Marine & Fire Insurance Co. Ltd. (South Korea)	1,674	66,392
Industrial Alliance Insurance & Financial Services, Inc. (Canada)	1,000	45,282
Intact Financial Corp. (Canada)	1,400	115,647
NN Group NV (Netherlands)	1,163	48,702
People’s Insurance Co. Group of China Ltd. (The) (China) (Class H Stock)	382,000	171,431
PICC Property & Casualty Co. Ltd. (China) (Class H Stock)	68,000	120,625
SCOR SE (France)	1,013	42,484

		742,362

Internet & Direct Marketing Retail — 0.0%
Vipshop Holdings Ltd. (China), ADS*	2,800	24,612

Internet Software & Services — 0.0%
Mixi, Inc. (Japan)	700	33,807

	Shares	Value
COMMON STOCKS (Continued)
IT Services — 1.9%
Amadeus IT Group SA (Spain) (Class A Stock)	6,775	$440,635
Atos SE (France)	285	44,206
CGI Group, Inc. (Canada) (Class A Stock)*	700	36,297
Fujitsu Ltd. (Japan)	15,000	111,638
HCL Technologies Ltd. (India)	19,763	264,847
Infosys Ltd. (India)	11,255	155,394
Otsuka Corp. (Japan)	600	38,481
Tata Consultancy Services Ltd. (India)	3,156	117,841
Tech Mahindra Ltd. (India)	16,690	117,092
Wipro Ltd. (India)	24,688	106,003

		1,432,434

Machinery — 0.6%
Alfa Laval AB (Sweden)	234	5,724
Atlas Copco AB (Sweden) (Class A Stock)	2,629	111,528
Atlas Copco AB (Sweden) (Class B Stock)	1,187	46,112
China Conch Venture Holdings Ltd. (China)	5,500	10,723
Hoshizaki Corp. (Japan)	100	8,784
Kone OYJ (Finland) (Class B Stock)	415	21,999
Metso OYJ (Finland)	1,206	44,261
Sandvik AB (Sweden)	6,404	110,601
SKF AB (Sweden) (Class B Stock)	794	17,335
Volvo AB (Sweden) (Class B Stock)	2,353	45,432
Weichai Power Co. Ltd. (China) (Class H Stock)	36,000	39,705

		462,204

Media — 0.3%
Axel Springer SE (Germany)	680	43,735
GEDI Gruppo Editoriale SpA (Italy)*	1,065	944
I-CABLE Communications Ltd. (Hong Kong)*	11,175	367
REA Group Ltd. (Australia)	51	2,686
RTL Group SA (Luxembourg)	537	40,680
Sky PLC (United Kingdom)	1,021	12,525
WPP PLC (United Kingdom)	5,349	99,256

		200,193

Metals & Mining — 0.3%
Alrosa PJSC (Russia)	31,900	45,649
Hyundai Steel Co. (South Korea)	819	37,896
POSCO (South Korea)	150	41,683
Severstal PJSC (Russia)	4,200	63,499
voestalpine AG (Austria)	434	22,132

		210,859

Multiline Retail — 0.2%
Dollarama, Inc. (Canada)	600	65,653
Harvey Norman Holdings Ltd. (Australia)	4,481	13,668
Next PLC (United Kingdom)	1,481	104,399

		183,720

Multi-Utilities — 0.0%
Innogy SE (Germany), 144A	131	5,836

Oil, Gas & Consumable Fuels — 1.4%
Ecopetrol SA (Colombia)	60,035	28,621
Enagas SA (Spain)	1,090	30,714
GS Holdings Corp. (South Korea)	440	25,272
Idemitsu Kosan Co. Ltd. (Japan)	1,700	48,045

A1104

AST PRUDENTIAL FLEXIBLE MULTI-STRATEGY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Oil, Gas & Consumable Fuels (cont’d.)
JXTG Holdings, Inc. (Japan)	21,300	$109,828
MOL Hungarian Oil & Gas PLC (Hungary)	13,368	152,028
Neste OYJ (Finland)	2,701	118,045
OMV AG (Austria)	1,450	84,535
Polski Koncern Naftowy ORLEN SA (Poland)	150	5,005
Repsol SA (Spain)	18,807	347,069
Showa Shell Sekiyu KK (Japan)	200	2,306
SK Innovation Co. Ltd. (South Korea)	83	14,466
TOTAL SA (France)	751	40,324
Tupras Turkiye Petrol Rafinerileri A/S (Turkey)	1,240	42,317

		1,048,575

Paper & Forest Products — 0.7%
Oji Holdings Corp. (Japan)	2,000	10,799
Stora Enso OYJ (Finland) (Class R Stock)	31,440	444,720
UPM-Kymmene OYJ (Finland)	4,068	110,369

		565,888

Personal Products — 0.2%
Beiersdorf AG (Germany)	386	41,559
Unilever PLC (United Kingdom)	1,909	110,492

		152,051

Pharmaceuticals — 1.2%
China Medical System Holdings Ltd. (China)	43,000	75,304
CSPC Pharmaceutical Group Ltd. (China)	126,000	211,755
Ipsen SA (France)	256	34,061
Richter Gedeon Nyrt (Hungary)	4,303	106,925
Sanofi (France)	435	43,303
Shanghai Fosun Pharmaceutical Group Co. Ltd. (China) (Class H Stock)	10,000	41,515
Sihuan Pharmaceutical Holdings Group Ltd. (China)	191,000	69,740
Sino Biopharmaceutical Ltd. (Hong Kong)	210,000	222,482
UCB SA (Belgium)	1,371	97,708

		902,793

Professional Services — 0.3%
Randstad Holding NV (Netherlands)	1,930	119,280
RELX NV (United Kingdom)	2,094	44,546
RELX PLC (United Kingdom)	2,055	45,100
Wolters Kluwer NV (Netherlands)	986	45,568

		254,494

Real Estate Management & Development — 1.9%
China Evergrande Group (China)*	22,000	77,146
China Jinmao Holdings Group Ltd. (China)	14,000	7,068
China Overseas Land & Investment Ltd. (China)	64,000	208,814
China Resources Land Ltd. (China)	34,000	104,540
China Vanke Co. Ltd. (China) (Class H Stock)	27,100	89,661
CK Asset Holdings Ltd. (Hong Kong)	9,000	74,820
Country Garden Holdings Co. Ltd. (China)	59,000	94,183
Daito Trust Construction Co. Ltd. (Japan)	200	36,437
Fullshare Holdings Ltd. (Hong Kong)*	57,500	25,069
Hang Lung Group Ltd. (Hong Kong)	1,000	3,601
Hongkong Land Holdings Ltd. (Hong Kong)	3,300	23,760

	Shares	Value
COMMON STOCKS (Continued)
Real Estate Management & Development (cont’d.)
Hysan Development Co. Ltd. (Hong Kong)	3,000	$14,154
Kerry Properties Ltd. (Hong Kong)	12,000	49,843
LendLease Group (Australia)	408	5,748
Longfor Properties Co. Ltd. (China)	23,500	59,415
New World Development Co. Ltd. (Hong Kong)	46,000	66,374
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. (China) (Class B Stock)	2,800	4,455
Shimao Property Holdings Ltd. (Hong Kong) .	64,500	140,662
Sino Land Co. Ltd. (Hong Kong)	10,000	17,630
Sino-Ocean Group Holding Ltd. (China)	83,000	55,561
SOHO China Ltd. (China)	13,000	7,461
Sun Hung Kai Properties Ltd. (Hong Kong)	8,000	130,322
Swire Pacific Ltd. (Hong Kong) (Class A Stock)	4,000	38,942
Swire Properties Ltd. (Hong Kong)	5,000	16,981
Wharf Holdings Ltd. (The) (Hong Kong)	10,000	89,462
Wheelock & Co. Ltd. (Hong Kong)	5,000	35,294

		1,477,403

Road & Rail — 0.0%
Canadian National Railway Co. (Canada)	400	33,141

Semiconductors & Semiconductor Equipment — 0.5%
ASM Pacific Technology Ltd. (Hong Kong)	200	2,889
Hyundai Robotics Co. Ltd. (South Korea)*	119	44,432
NXP Semiconductors NV (Netherlands)*	400	45,235
Phison Electronics Corp. (Taiwan)	4,000	47,552
SK Hynix, Inc. (South Korea)	3,708	270,426

		410,534

Software — 0.1%
Constellation Software, Inc. (Canada)	100	54,557
Oracle Corp. (Japan)	100	7,860

		62,417

Specialty Retail — 0.1%
Kingfisher PLC (United Kingdom)	29,490	118,068

Technology Hardware, Storage & Peripherals — 0.7%
Brother Industries Ltd. (Japan)	3,600	83,937
Canon, Inc. (Japan)	900	30,799
FUJIFILM Holdings Corp. (Japan)	2,200	85,473
Konica Minolta, Inc. (Japan)	8,400	69,016
Ricoh Co. Ltd. (Japan)	5,000	48,621
Samsung Electronics Co. Ltd. (South Korea)	52	117,012
Seiko Epson Corp. (Japan)	3,300	79,913

		514,771

Textiles, Apparel & Luxury Goods — 0.5%
adidas AG (Germany)	1,053	238,468
Burberry Group PLC (United Kingdom)	1,885	44,508
Swatch Group AG (The) (Switzerland)	367	29,263
Swatch Group AG (The) (Switzerland)	96	40,005
Yue Yuen Industrial Holdings Ltd. (Hong Kong)	8,000	30,524

		382,768

A1105

AST PRUDENTIAL FLEXIBLE MULTI-STRATEGY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Tobacco — 0.5%
British American Tobacco PLC (United Kingdom)	5,629	$352,396
Imperial Brands PLC (United Kingdom)	872	37,218
Swedish Match AB (Sweden)	988	34,700

		424,314

Trading Companies & Distributors — 0.2%
AerCap Holdings NV (Ireland)*	800	40,887
ITOCHU Corp. (Japan)	2,800	45,877
Marubeni Corp. (Japan)	6,800	46,486
Sumitomo Corp. (Japan)	400	5,759

		139,009

Transportation Infrastructure — 0.4%
Abertis Infraestructuras SA (Spain)	2,151	43,486
Aena SME SA (Spain), 144A	698	126,147
Fraport AG Frankfurt Airport Services Worldwide (Germany)	658	62,540
TAV Havalimanlari Holding A/S (Turkey)	11,959	59,262

		291,435

Water Utilities — 0.1%
Cia de Saneamento Basico do Estado de Sao Paulo (Brazil)	4,331	45,428

Wireless Telecommunication Services — 0.6%
Rogers Communications, Inc. (Canada) (Class B Stock)	500	25,782
SK Telecom Co. Ltd. (South Korea)	1,922	428,854
StarHub Ltd. (Singapore)	10,300	19,776

		474,412

TOTAL COMMON STOCKS (cost $19,902,612)		21,589,070

PREFERRED STOCKS — 0.3%
Automobiles — 0.1%
Hyundai Motor Co. (South Korea) (2nd PRFC)	317	28,416
Hyundai Motor Co. (South Korea) (PRFC)	67	5,483

		33,899

Chemicals — 0.0%
Fuchs Petrolub SE (Germany) (PRFC)	338	20,016

Electric Utilities — 0.1%
Centrais Eletricas Brasileiras SA (Brazil) (PRFC B)	5,645	40,602
Cia Energetica de Minas Gerais (Brazil) (PRFC)	18,274	46,159
Cia Paranaense de Energia (Brazil) (PRFC B)	2,600	23,027

		109,788

	Shares	Value
PREFERRED STOCKS (Continued)
Technology Hardware, Storage & Peripherals — 0.1%
Samsung Electronics Co. Ltd. (South Korea) (PRFC)	27	$48,839

TOTAL PREFERRED STOCKS (cost $201,864)		212,542

TOTAL LONG-TERM INVESTMENTS (cost $62,341,655)		70,239,433

SHORT-TERM INVESTMENTS — 9.0%
AFFILIATED MUTUAL FUND — 8.6%
Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund (cost $6,615,779)(w)	6,615,779	6,615,779

Interest Rate	Maturity Date	Principal Amount (000)#
U.S. TREASURY OBLIGATION(k)(n) — 0.4%
U.S. Treasury Bills
1.010%	12/21/17	300	299,338

(cost $299,327)

TOTAL SHORT-TERM INVESTMENTS (cost $6,915,106)			6,915,117

TOTAL INVESTMENTS — 99.9% (cost $69,256,761)			77,154,550
Other assets in excess of liabilities(z) — 0.1%			94,012

NET ASSETS — 100.0%			$77,248,562

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.

#	Principal amount is shown in U.S. dollars unless otherwise stated.

(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.

(n)	Rate shown reflects yield to maturity at purchase date.

(w)	PGIM Investments LLC, the manager of the Portfolio, also serves as the manager/co-manager of the underlying portfolios in which the Portfolio invests.

(z)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts outstanding at September 30, 2017:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
16	10 Year U.S. Treasury Notes	Dec. 2017	$2,022,492	$2,005,000	$ (17,492)
19	Mini MSCI EAFE Index	Dec. 2017	1,868,050	1,879,480	11,430

A1106

AST PRUDENTIAL FLEXIBLE MULTI-STRATEGY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Futures contracts outstanding at September 30, 2017 (continued):

Number of Contracts	Type	Expiration Date	Value at Trade Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions (cont’d.):
20	S&P 500 E-Mini Index	Dec. 2017	$2,482,775	$2,516,100	$33,325
1	TOPIX Index	Dec. 2017	147,655	148,856	1,201

					$28,464

A security with a market value of $299,338 has been segregated with Credit Suisse First Boston Corp. to cover requirements for open futures contracts at September 30, 2017.

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2017 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Affiliated Mutual Funds	$55,053,600	$—	$—
Common Stocks
Australia	—	118,344	—
Austria	—	106,667	—
Belgium	—	144,422	—
Brazil	255,061	—	—
Canada	773,872	—	—
China	29,067	3,000,869	—
Colombia	28,621	—	—
Denmark	—	428,091	—
Finland	—	739,394	—
France	—	320,042	—
Germany	—	1,391,460	—
Hong Kong	54,000	1,138,335	—
Hungary	—	258,953	—
India	—	872,603	—
Indonesia	—	5,192	—
Ireland	40,887	—	—
Israel	—	235,629	—
Italy	—	775,033	—
Japan	—	1,692,385	—
Luxembourg	—	40,680	—
Mexico	63,550	—	—
Netherlands	45,235	374,675	—
New Zealand	—	40,408	—
Norway	—	64,239	—
Poland	—	127,452	—
Portugal	—	53,432	—
Russia	—	151,156	—
Singapore	—	151,011	—
South Africa	—	61,014	—
South Korea	—	2,145,046	—
Spain	—	1,348,688	—
Sweden	—	499,263	—
Switzerland	—	548,878	—
Taiwan	—	168,398	—
Thailand	93,195	144,995	—
Turkey	—	523,927	—
United Kingdom	—	2,495,029	—
United States	—	39,872	—
Preferred Stocks
Brazil	109,788	—	—
Germany	—	20,016	—
South Korea	—	82,738	—
U.S. Treasury Obligation	—	299,338	—
Other Financial Instruments*
Futures Contracts	28,464	—	—

Total	$56,575,340	$20,607,674	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

A1107

AST PRUDENTIAL FLEXIBLE MULTI-STRATEGY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Industry Classification:

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of September 30, 2017 were as follows (unaudited):

Affiliated Mutual Funds	71.3%
Banks	3.4
Real Estate Management & Development	1.9
IT Services	1.9
Electric Utilities	1.4
Oil, Gas & Consumable Fuels	1.4
Automobiles	1.2
Pharmaceuticals	1.2
Airlines	1.2
Beverages	1.0
Insurance	1.0
Chemicals	0.8
Paper & Forest Products	0.7
Technology Hardware, Storage & Peripherals	0.7
Electrical Equipment	0.7
Food Products	0.7
Wireless Telecommunication Services	0.6
Machinery	0.6
Air Freight & Logistics	0.6
Tobacco	0.5
Semiconductors & Semiconductor Equipment	0.5
Textiles, Apparel & Luxury Goods	0.5
U.S. Treasury Obligations	0.4
Industrial Conglomerates	0.4
Transportation Infrastructure	0.4
Household Durables	0.4
Electronic Equipment, Instruments & Components	0.3
Professional Services	0.3
Diversified Telecommunication Services	0.3

Capital Markets	0.3%
Gas Utilities	0.3
Metals & Mining	0.3
Hotels, Restaurants & Leisure	0.3
Media	0.3
Diversified Financial Services	0.2
Multiline Retail	0.2
Food & Staples Retailing	0.2
Personal Products	0.2
Equity Real Estate Investment Trusts (REITs)	0.2
Construction Materials	0.2
Trading Companies & Distributors	0.2
Specialty Retail	0.1
Health Care Equipment & Supplies	0.1
Building Products	0.1
Construction & Engineering	0.1
Auto Components	0.1
Software	0.1
Water Utilities	0.1
Internet Software & Services	0.0	*
Road & Rail	0.0	*
Internet & Direct Marketing Retail	0.0	*
Independent Power & Renewable Electricity Producers	0.0	*
Consumer Finance	0.0	*
Multi-Utilities	0.0	*
Health Care Providers & Services	0.0	*
Household Products	0.0	*

	99.9
Other assets in excess of liabilities	0.1

	100.0%

* Less than +/- 0.05%

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

A1108

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 88.4%
COMMON STOCKS — 63.2%
Aerospace & Defense — 1.2%
Astronics Corp.*	20,900	$621,775
Boeing Co. (The)	35,200	8,948,192
Curtiss-Wright Corp.	245,400	25,654,116
Ducommun, Inc.*	20,500	657,025
Engility Holdings, Inc.*	48,300	1,675,044
Esterline Technologies Corp.*	43,300	3,903,495
Huntington Ingalls Industries, Inc.	191,241	43,304,612
Lockheed Martin Corp.	227,000	70,435,830
Moog, Inc. (Class A Stock)*	40,100	3,345,543
MTU Aero Engines AG (Germany)	7,983	1,274,819
Northrop Grumman Corp.	117,300	33,749,556
Orbital ATK, Inc.	213,100	28,376,396
Safran SA (France)	48,389	4,944,802
Spirit AeroSystems Holdings, Inc. (Class A Stock)	265,600	20,642,432
Thales SA (France)	16,539	1,873,038
Vectrus, Inc.*	43,000	1,326,120
Wesco Aircraft Holdings, Inc.*(a)	62,200	584,680

		251,317,475

Air Freight & Logistics — 0.4%
Deutsche Post AG (Germany)	154,584	6,890,436
FedEx Corp.	286,400	64,606,112
Oesterreichische Post AG (Austria)	5,655	261,054

		71,757,602

Airlines — 0.3%
Air New Zealand Ltd. (New Zealand)	1,130,793	2,754,712
AirAsia Bhd (Malaysia)	619,400	506,557
ANA Holdings, Inc. (Japan)	17,900	678,034
Deutsche Lufthansa AG (Germany)	296,404	8,242,619
Finnair OYJ (Finland)	23,439	310,318
Hawaiian Holdings, Inc.*	334,000	12,541,700
International Consolidated Airlines Group SA (United Kingdom)	100,426	800,345
JetBlue Airways Corp.*	1,047,500	19,410,175
Qantas Airways Ltd. (Australia)	1,497,064	6,857,042
Southwest Airlines Co.	60,100	3,364,398

		55,465,900

Auto Components — 0.5%
Adient PLC	70,600	5,929,693
Aisin Seiki Co. Ltd. (Japan)	327,000	17,240,328
BorgWarner, Inc.(a)	349,300	17,894,639
Bridgestone Corp. (Japan)	100,400	4,558,535
Cooper-Standard Holdings, Inc.*	89,500	10,379,315
Dana, Inc.	270,300	7,557,588
Faurecia (France)	211,269	14,661,124
GKN PLC (United Kingdom)	268,695	1,245,014
Keihin Corp. (Japan)	15,300	261,969
Koito Manufacturing Co. Ltd. (Japan)	17,700	1,111,475
Leoni AG (Germany)	25,859	1,715,949
Motherson Sumi Systems Ltd. (India)	17,364	89,594
SAF-Holland SA (Germany)	14,790	300,737
Showa Corp. (Japan)	75,700	930,533
Sumitomo Electric Industries Ltd. (Japan)	183,400	2,998,230
Sumitomo Rubber Industries Ltd. (Japan)	28,300	519,422
Tenneco, Inc.	58,200	3,530,994

	Shares	Value
COMMON STOCKS (Continued)
Auto Components (cont’d.)
Tower International, Inc.	48,500	$1,319,200
Toyoda Gosei Co. Ltd. (Japan)	10,800	255,229
TS Tech Co. Ltd. (Japan)	8,100	272,332
Unipres Corp. (Japan)	134,900	3,753,738

		96,525,638

Automobiles — 0.8%
Bayerische Motoren Werke AG (Germany)	108,511	11,013,178
Daimler AG (Germany)	151,189	12,068,597
Ferrari NV (Italy)	18,984	2,100,536
Fiat Chrysler Automobiles NV (United Kingdom)*	171,517	3,073,806
Ford Motor Co.	2,040,800	24,428,376
Ford Otomotiv Sanayi A/S (Turkey)	49,694	635,933
Geely Automobile Holdings Ltd. (China)	503,000	1,428,376
General Motors Co.	559,700	22,600,686
Guangzhou Automobile Group Co. Ltd. (China) (Class H Stock)	510,000	1,185,792
Hero MotoCorp Ltd. (India)	1,432	82,879
Honda Motor Co. Ltd. (Japan)	67,800	2,002,848
Kia Motors Corp. (South Korea)	2,884	79,791
Mahindra & Mahindra Ltd. (India)	54,493	1,047,693
Maruti Suzuki India Ltd. (India)	1,534	187,693
Peugeot SA (France)	74,470	1,772,762
Suzuki Motor Corp. (Japan)(a)	402,600	21,130,495
Thor Industries, Inc.	335,900	42,293,169
Tofas Turk Otomobil Fabrikasi A/S (Turkey)	3,402	29,476
Toyota Motor Corp. (Japan)	240,000	14,310,824
Volkswagen AG (Germany)	5,005	846,588

		162,319,498

Banks — 5.4%
ABN AMRO Group NV (Netherlands), CVA, 144A	323,625	9,690,646
Agricultural Bank of China Ltd. (China) (Class H Stock)	2,891,000	1,301,386
Akbank Turk A/S (Turkey)	60,223	158,932
Aozora Bank Ltd. (Japan)	111,400	4,241,395
Associated Banc-Corp.	541,200	13,124,100
BancFirst Corp.	34,600	1,963,550
Banco Bilbao Vizcaya Argentaria SA (Spain)	1,095,855	9,797,324
Banco Bradesco SA (Brazil)	25,270	266,890
Banco Santander SA (Spain)	130,599	913,515
BancorpSouth, Inc.(a)	199,400	6,390,770
Bank Leumi Le-Israel BM (Israel)	230,648	1,225,784
Bank of America Corp.	4,036,300	102,279,842
Bank of China Ltd. (China) (Class H Stock)	3,953,000	1,963,546
Bank of Communications Co. Ltd. (China) (Class H Stock)	270,000	198,186
Bank of NT Butterfield & Son Ltd. (The) (Bermuda)	47,800	1,751,392
Bank of Queensland Ltd. (Australia)	60,729	619,734
Bank Rakyat Indonesia Persero Tbk PT (Indonesia)	48,900	55,517
Berkshire Hills Bancorp, Inc.	42,200	1,635,250
BNP Paribas SA (France)	363,759	29,346,378
BOK Financial Corp.	14,700	1,309,476
Brookline Bancorp, Inc.	147,300	2,283,150
Cathay General Bancorp	414,800	16,674,960

A1108

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Banks (cont’d.)
CenterState Bank Corp.	41,400	$1,109,520
Central Pacific Financial Corp.	51,300	1,650,834
China CITIC Bank Corp. Ltd. (China) (Class H Stock)	319,000	203,603
China Construction Bank Corp. (China) (Class H Stock)	2,431,000	2,030,984
China Merchants Bank Co. Ltd. (China) (Class H Stock)	107,000	378,893
China Minsheng Banking Corp. Ltd. (China) (Class H Stock)	154,000	141,840
CIMB Group Holdings Bhd (Malaysia)	738,611	1,103,403
Citigroup, Inc.	797,200	57,988,328
Citizens Financial Group, Inc.	128,100	4,851,147
Comerica, Inc.	47,000	3,584,220
Commerce Bancshares, Inc.(a)	55,300	3,194,681
Commonwealth Bank of Australia (Australia)	11,467	678,998
Credit Agricole SA (France)	1,142,723	20,802,149
CTBC Financial Holding Co. Ltd. (Taiwan)	480,920	301,873
CU Bancorp*	21,800	845,295
Customers Bancorp, Inc.*	47,400	1,546,188
Danske Bank A/S (Denmark)	215,962	8,654,373
DNB ASA (Norway)	415,570	8,390,389
Dubai Islamic Bank PJSC (United Arab Emirates)	118,955	196,099
East West Bancorp, Inc.	559,845	33,467,534
Enterprise Financial Services Corp.	36,400	1,541,540
FB Financial Corp.*(a)	12,700	479,044
Fidelity Southern Corp.	15,856	374,836
Financial Institutions, Inc.	24,500	705,600
First BanCorp. (Puerto Rico)*	555,800	2,845,696
First Busey Corp.	36,700	1,150,912
First Citizens BancShares, Inc. (Class A Stock)	10,600	3,963,234
First Commonwealth Financial Corp.	46,900	662,697
First Community Bancshares, Inc.	17,400	506,514
First Financial Bancorp	41,300	1,079,995
First Financial Corp.	15,500	737,800
First Financial Holding Co. Ltd. (Taiwan)	802,000	515,101
First International Bank of Israel Ltd. (Israel)	14,070	262,847
First Interstate BancSystem, Inc. (Class A Stock)	17,000	650,250
First Merchants Corp.	14,800	635,364
First Midwest Bancorp, Inc.	41,500	971,930
Franklin Financial Network, Inc.*	13,100	467,015
Fulton Financial Corp.	564,100	10,576,875
Great Southern Bancorp, Inc.	12,400	690,060
Grupo Financiero Banorte SAB de CV (Mexico) (Class O Stock)	213,000	1,466,437
Grupo Financiero Inbursa SAB de CV (Mexico) (Class O Stock)	32,800	59,962
Grupo Financiero Santander Mexico SAB de CV (Mexico) (Class B Stock)	546,200	1,108,597
Hana Financial Group, Inc. (South Korea)	8,234	341,602
Hancock Holding Co.	451,200	21,860,640
Hang Seng Bank Ltd. (Hong Kong)	285,600	6,982,250
Hanmi Financial Corp.	23,100	714,945
Heartland Financial USA, Inc.	33,800	1,669,720
Heritage Commerce Corp.	24,100	342,943
Hilltop Holdings, Inc.	150,400	3,910,400

	Shares	Value
COMMON STOCKS (Continued)
Banks (cont’d.)
Hokuhoku Financial Group, Inc. (Japan)	18,300	$294,561
Home BancShares, Inc.	248,500	6,267,170
Hong Leong Bank Bhd (Malaysia)	10,400	39,089
Hope Bancorp, Inc.	135,900	2,406,789
HSBC Holdings PLC (United Kingdom)	4,699,489	46,458,297
Hua Nan Financial Holdings Co. Ltd. (Taiwan)	115,500	62,726
IBERIABANK Corp.	76,400	6,276,260
Industrial & Commercial Bank of China Ltd. (China) (Class H Stock)	3,362,000	2,513,128
Industrial Bank of Korea (South Korea)	79,314	999,862
ING Groep NV (Netherlands)	1,488,477	27,435,981
International Bancshares Corp.	214,700	8,609,470
Intesa Sanpaolo SpA (Italy)	2,004,972	7,098,184
Intesa Sanpaolo SpA (Italy), RSP	142,593	472,502
Japan Post Bank Co. Ltd. (Japan)	62,700	774,874
JPMorgan Chase & Co.	1,367,200	130,581,272
Jyske Bank A/S (Denmark)	10,494	606,684
KB Financial Group, Inc. (South Korea)	11,038	543,060
KBC Group NV (Belgium)	229,647	19,483,126
Lloyds Banking Group PLC (United Kingdom)	28,068,903	25,507,771
Mediobanca SpA (Italy)	772,773	8,304,501
MidWestOne Financial Group, Inc.	15,000	506,400
Mizrahi Tefahot Bank Ltd. (Israel)	21,255	381,198
National Bank Holdings Corp. (Class A Stock)	36,600	1,306,254
Nishi-Nippon Financial Holdings, Inc. (Japan)	84,200	922,278
OFG Bancorp (Puerto Rico)(a)	99,700	912,255
Old National Bancorp	107,200	1,961,760
OTP Bank PLC (Hungary)	3,247	121,898
Oversea-Chinese Banking Corp. Ltd. (Singapore)	1,801,600	14,856,464
PacWest Bancorp	514,600	25,992,446
PNC Financial Services Group, Inc. (The)	232,900	31,387,933
Popular, Inc. (Puerto Rico)	363,700	13,071,378
Preferred Bank	29,900	1,804,465
QCR Holdings, Inc.	20,400	928,200
Renasant Corp.	8,300	356,070
Republic Bancorp, Inc. (Class A Stock)	8,900	346,121
Sandy Spring Bancorp, Inc.	33,800	1,400,672
Sberbank of Russia PJSC (Russia), ADR	78,075	1,111,398
Shinhan Financial Group Co. Ltd. (South Korea)	33,976	1,501,681
Signature Bank*	28,500	3,649,140
Skandinaviska Enskilda Banken AB (Sweden) (Class A Stock)	1,460,947	19,274,560
Spar Nord Bank A/S (Denmark)	80,216	1,000,123
SpareBank 1 SMN (Norway)	108,743	1,111,300
Standard Bank Group Ltd. (South Africa)	115,155	1,343,461
SunTrust Banks, Inc.	72,400	4,327,348
SVB Financial Group*	176,500	33,021,385
Swedbank AB (Sweden) (Class A Stock)	765,618	21,201,129
Synovus Financial Corp.	445,800	20,533,548
Taiwan Cooperative Financial Holding Co. Ltd. (Taiwan)	218,360	112,815
TCF Financial Corp.	523,900	8,927,256
TriState Capital Holdings, Inc.*	45,100	1,032,790

A1109

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Banks (cont’d.)
Triumph Bancorp, Inc.*	27,400	$883,650
Turkiye Garanti Bankasi A/S (Turkey)	391,751	1,064,404
Turkiye Is Bankasi (Turkey) (Class C Stock)	452,675	861,328
Umpqua Holdings Corp.	601,400	11,733,314
Union Bankshares Corp.	8,600	303,580
United Community Banks, Inc.	151,100	4,312,394
United Overseas Bank Ltd. (Singapore)	205,000	3,559,981
Valley National Bancorp	94,600	1,139,930
VTB Bank PJSC (Russia), GDR	15,618	33,579
Wells Fargo & Co.	1,826,300	100,720,445
Wintrust Financial Corp.	370,300	28,998,193
Woori Bank (South Korea)	10,399	162,347
Yamaguchi Financial Group, Inc. (Japan)	31,000	363,050

		1,088,862,108

Beverages — 0.9%
Ambev SA (Brazil)	35,400	235,169
Boston Beer Co., Inc. (The) (Class A Stock)*(a)	84,500	13,198,900
Britvic PLC (United Kingdom)	999,841	10,132,394
Cia Cervecerias Unidas SA (Chile)	4,106	55,279
Coca-Cola Co. (The)	1,141,800	51,392,418
Coca-Cola European Partners PLC (United Kingdom)	34,195	1,433,705
Coca-Cola Femsa SAB de CV (Mexico) (Class L Stock)	36,200	279,561
Coca-Cola HBC AG (Switzerland)*	79,883	2,704,734
Diageo PLC (United Kingdom)	392,185	12,897,183
Kirin Holdings Co. Ltd. (Japan)	74,400	1,747,946
National Beverage Corp.(a)	44,800	5,557,440
PepsiCo, Inc.	792,818	88,343,710
Royal Unibrew A/S (Denmark)	6,676	365,802
Stock Spirits Group PLC (United Kingdom)	384,326	1,234,495

		189,578,736

Biotechnology — 1.6%
AbbVie, Inc.	1,070,700	95,142,402
Acorda Therapeutics, Inc.*(a)	57,700	1,364,605
Akebia Therapeutics, Inc.*	46,100	906,787
Alexion Pharmaceuticals, Inc.*	36,900	5,176,701
AMAG Pharmaceuticals, Inc.*(a)	257,800	4,756,410
Amgen, Inc.	184,400	34,381,380
Axovant Sciences Ltd.*(a)	151,500	1,042,319
Biogen, Inc.*	63,200	19,789,184
BioSpecifics Technologies Corp.*	20,300	944,356
Bioverativ, Inc.*	448,100	25,573,067
Celgene Corp.*	467,200	68,127,104
Concert Pharmaceuticals, Inc.*	51,400	758,150
CytomX Therapeutics, Inc.*	4,800	87,216
Eagle Pharmaceuticals, Inc.*(a)	80,200	4,783,128
Exact Sciences Corp.*(a)	63,800	3,006,256
Exelixis, Inc.*	201,500	4,882,345
FibroGen, Inc.*	151,600	8,156,080
Genomic Health, Inc.*	61,206	1,964,101
Gilead Sciences, Inc.	204,500	16,568,590
Ligand Pharmaceuticals, Inc.*	7,500	1,021,125
MiMedx Group, Inc.*(a)	408,400	4,851,792
PDL BioPharma, Inc.*(a)	232,200	787,158
PTC Therapeutics, Inc.*(a)	38,200	764,382

	Shares	Value
COMMON STOCKS (Continued)
Biotechnology (cont’d.)
Retrophin, Inc.*	96,000	$2,389,440
United Therapeutics Corp.*(a)	78,400	9,187,696
Vanda Pharmaceuticals, Inc.*	234,000	4,188,600
Xencor, Inc.*	23,700	543,204

		321,143,578

Building Products — 0.2%
American Woodmark Corp.*	59,500	5,726,875
Apogee Enterprises, Inc.(a)	10,900	526,034
Builders FirstSource, Inc.*	189,800	3,414,502
Cie de Saint-Gobain (France)	7,538	449,112
Continental Building Products, Inc.*	280,300	7,287,800
Gibraltar Industries, Inc.*	57,900	1,803,585
GWA Group Ltd. (Australia)	261,220	536,733
Kingspan Group PLC (Ireland)	51,870	2,209,014
NCI Building Systems, Inc.*	134,000	2,090,400
Nichias Corp. (Japan)	502,000	6,203,104
Patrick Industries, Inc.*	34,300	2,884,630
PGT, Innovations Inc.*	84,500	1,263,275
Reliance Worldwide Corp. Ltd. (Australia)	85,857	266,102
Rockwool International A/S (Denmark) (Class B Stock)	6,358	1,726,333
Sanwa Holdings Corp. (Japan)	31,900	366,348
Takasago Thermal Engineering Co. Ltd. (Japan)	102,300	1,691,033

		38,444,880

Capital Markets — 1.5%
3i Group PLC (United Kingdom)	963,737	11,799,131
Ameriprise Financial, Inc.	54,600	8,108,646
BGC Partners, Inc. (Class A Stock)	14,300	206,921
China Cinda Asset Management Co. Ltd. (China) (Class H Stock)	202,000	74,745
China Huarong Asset Management Co. Ltd. (China) (Class H Stock), 144A	713,000	319,265
Close Brothers Group PLC (United Kingdom)	221,251	4,375,170
Cowen, Inc.*	20,800	370,240
Donnelley Financial Solutions, Inc.*	149,100	3,214,596
Eaton Vance Corp.	30,500	1,505,785
Evercore, Inc. (Class A Stock)	102,200	8,201,550
Federated Investors, Inc. (Class B Stock)(a)	98,300	2,919,510
Houlihan Lokey, Inc.	126,200	4,938,206
IG Group Holdings PLC (United Kingdom)	112,888	970,226
INTL. FCStone, Inc.*	32,900	1,260,728
Invesco Ltd.	238,000	8,339,520
IOOF Holdings Ltd. (Australia)	38,922	341,151
Janus Henderson Group PLC (United Kingdom)	128,000	4,459,520
Julius Baer Group Ltd. (Switzerland)*	34,012	2,018,277
Jupiter Fund Management PLC (United Kingdom)	268,761	1,990,818
London Stock Exchange Group PLC (United Kingdom)	40,085	2,058,199
LPL Financial Holdings, Inc.	235,200	12,129,264
Macquarie Group Ltd. (Australia)	219,785	15,735,735
MarketAxess Holdings, Inc.	59,900	11,052,149
Moelis & Co. (Class A Stock)	11,100	477,855
Morgan Stanley	359,800	17,331,566

A1110

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Capital Markets (cont’d.)
MSCI, Inc.	265,500	$31,036,950
Natixis SA (France)	2,219,541	17,762,760
NEX Group PLC (United Kingdom)	49,322	437,924
Partners Group Holding AG (Switzerland)	26,537	18,015,916
Perpetual Ltd. (Australia)	50,200	2,046,198
PJT Partners, Inc. (Class A Stock)	33,000	1,264,230
Raymond James Financial, Inc.	234,400	19,766,952
S&P Global, Inc.	365,000	57,053,150
SBI Holdings, Inc. (Japan)	31,800	479,577
Schroders PLC (United Kingdom)	19,186	863,114
SEI Investments Co.	202,800	12,382,968
State Street Corp.	98,800	9,439,352
Stifel Financial Corp.	20,200	1,079,892
T. Rowe Price Group, Inc.	49,400	4,478,110
Yuanta Financial Holding Co. Ltd. (Taiwan)	2,003,000	863,677

		301,169,543

Chemicals — 1.8%
AdvanSix, Inc.*	95,412	3,792,627
Air Products & Chemicals, Inc.	209,600	31,695,712
Arkema SA (France)	10,542	1,293,516
BASF SE (Germany)	193,305	20,593,873
Cabot Corp.	171,500	9,569,700
Chemours Co. (The)	1,406,500	71,182,965
China Lumena New Materials Corp. (China)*^	3,944,000	5,049
Covestro AG (Germany), 144A	200,876	17,285,423
Formosa Chemicals & Fibre Corp. (Taiwan)	82,000	249,696
Formosa Plastics Corp. (Taiwan)	160,000	485,199
Hanwha Chemical Corp. (South Korea)	2,938	83,593
Ingevity Corp.*	44,100	2,754,927
Innophos Holdings, Inc.	38,400	1,888,896
KMG Chemicals, Inc.	29,600	1,624,448
Koninklijke DSM NV (Netherlands)	28,426	2,327,112
Koppers Holdings, Inc.*	55,600	2,565,940
LG Chem Ltd. (South Korea)	2,434	836,206
Lotte Chemical Corp. (South Korea)	783	259,251
LyondellBasell Industries NV (Class A Stock)	594,500	58,885,225
Minerals Technologies, Inc.	53,700	3,793,905
Mitsubishi Chemical Holdings Corp. (Japan)	2,189,000	20,869,871
Mitsui Chemicals, Inc. (Japan)	567,200	17,252,782
Olin Corp.	659,200	22,577,600
Petronas Chemicals Group Bhd (Malaysia)	50,700	87,579
PhosAgro PJSC (Russia), GDR	3,328	47,423
PolyOne Corp.	508,600	20,359,258
PTT Global Chemical PCL (Thailand)	65,200	155,612
Sanyo Chemical Industries Ltd. (Japan)	5,700	332,164
Sinopec Shanghai Petrochemical Co. Ltd. (China) (Class H Stock)	1,108,000	661,972
Solvay SA (Belgium)	3,805	568,839
Stepan Co.	30,200	2,526,532
Sumitomo Chemical Co. Ltd. (Japan)	834,000	5,217,556
Synthomer PLC (United Kingdom)	42,732	279,762
Teijin Ltd. (Japan)	672,000	13,257,789
Tosoh Corp. (Japan)	818,500	18,475,304
Ube Industries Ltd. (Japan)	16,700	483,291

		354,326,597

	Shares	Value
COMMON STOCKS (Continued)
Commercial Services & Supplies — 0.5%
Bilfinger SE (Germany)	6,257	$262,399
Bravida Holding AB (Sweden), 144A	36,150	264,735
Brink’s Co. (The)	170,500	14,364,625
Cleanaway Waste Management Ltd. (Australia)	242,966	262,446
Dai Nippon Printing Co. Ltd. (Japan)	40,000	959,256
Deluxe Corp.	102,200	7,456,512
Downer EDI Ltd. (Australia)	678,062	3,613,151
Ennis, Inc.	69,300	1,361,745
Essendant, Inc.	28,500	375,345
Herman Miller, Inc.	430,900	15,469,310
ISS A/S (Denmark)	113,523	4,576,816
Kimball International, Inc. (Class B Stock)	9,900	195,723
Kokuyo Co. Ltd. (Japan)	188,200	3,189,963
Novus Holdings Ltd. (South Africa)	3,336	1,599
Pitney Bowes, Inc.	821,600	11,510,616
Quad/Graphics, Inc.	87,200	1,971,592
Rentokil Initial PLC (United Kingdom)	1,111,580	4,478,860
SmartGroup Corp. Ltd. (Australia)	95,169	688,808
SP Plus Corp.*	55,300	2,184,350
Steelcase, Inc. (Class A Stock)	416,100	6,407,940
Toppan Printing Co. Ltd. (Japan)	82,000	813,461
Waste Management, Inc.	136,300	10,668,201

		91,077,453

Communications Equipment — 0.3%
ADTRAN, Inc.	165,800	3,979,200
ARRIS International PLC*	959,400	27,333,306
Comtech Telecommunications Corp.	19,800	406,494
Extreme Networks, Inc.*	128,900	1,532,621
Juniper Networks, Inc.	374,600	10,425,118
NetScout Systems, Inc.*	13,800	446,430
Plantronics, Inc.	159,300	7,044,246
Viavi Solutions, Inc.*	105,100	994,246

		52,161,661

Construction & Engineering — 0.7%
AECOM*	330,000	12,147,300
Argan, Inc.	125,600	8,446,600
China Communications Construction Co. Ltd. (China) (Class H Stock)	124,000	155,524
China Railway Construction Corp. Ltd. (China) (Class H Stock)	18,500	23,533
China Railway Group Ltd. (China) (Class H Stock)	112,000	93,061
CIMIC Group Ltd. (Australia)	14,808	514,603
Costain Group PLC (United Kingdom)	108,377	651,154
EMCOR Group, Inc.	457,200	31,720,536
HOCHTIEF AG (Germany)	20,710	3,497,961
Kajima Corp. (Japan)	1,012,000	10,058,689
KBR, Inc.	25,600	457,728
MasTec, Inc.*	452,100	20,977,440
Obayashi Corp. (Japan)	1,529,000	18,339,506
Peab AB (Sweden)	179,528	1,983,051
Primoris Services Corp.	25,000	735,500
Taisei Corp. (Japan)	361,600	18,962,984
Valmont Industries, Inc.	89,500	14,149,950
Vinci SA (France)	51,118	4,856,853

		147,771,973

A1111

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Construction Materials — 0.2%
Anhui Conch Cement Co. Ltd. (China) (Class H Stock)	33,500	$134,460
CSR Ltd. (Australia)	1,438,945	5,358,247
Eagle Materials, Inc.	216,700	23,121,890
Grasim Industries Ltd. (India)	9,203	160,001
Ibstock PLC (United Kingdom), 144A	266,606	814,247
Siam Cement PCL (The) (Thailand)	15,100	227,578
Sumitomo Osaka Cement Co. Ltd. (Japan)	814,000	3,600,058
U.S. Concrete, Inc.*(a)	15,900	1,213,170
United States Lime & Minerals, Inc.	5,900	495,600

		35,125,251

Consumer Finance — 0.5%
Bajaj Finance Ltd. (India)	31,281	882,099
Capital One Financial Corp.	703,400	59,549,844
Enova International, Inc.*(a)	28,800	387,360
Green Dot Corp. (Class A Stock)*	52,200	2,588,076
Navient Corp.	1,960,100	29,440,702
Nelnet, Inc. (Class A Stock)	37,427	1,890,064

		94,738,145

Containers & Packaging — 0.3%
Greif, Inc. (Class A Stock)	218,500	12,790,990
Klabin SA (Brazil), UTS	15,900	92,976
Owens-Illinois, Inc.*	1,232,100	30,999,636
WestRock Co.	369,700	20,973,081

		64,856,683

Distributors — 0.1%
Canon Marketing Japan, Inc. (Japan)	53,200	1,272,389
Genuine Parts Co.	77,300	7,393,745
Inchcape PLC (United Kingdom)	744,918	8,615,992
Pool Corp.	12,000	1,298,040

		18,580,166

Diversified Consumer Services — 0.2%
American Public Education, Inc.*	19,800	416,790
Capella Education Co.	18,700	1,311,805
Grand Canyon Education, Inc.*	94,100	8,546,162
InvoCare Ltd. (Australia)	21,666	267,416
Kroton Educacional SA (Brazil)	16,500	104,038
Service Corp. International	520,100	17,943,450
Sotheby’s*(a)	113,400	5,228,874

		33,818,535

Diversified Financial Services — 0.3%
Berkshire Hathaway, Inc. (Class B Stock)*	249,786	45,790,770
Chailease Holding Co. Ltd. (Taiwan)	367,000	886,478
FirstRand Ltd. (South Africa)	62,592	240,689
FNFV Group*	88,500	1,517,775
Fubon Financial Holding Co. Ltd. (Taiwan)	814,000	1,272,096
KBC Ancora (Belgium)	5,533	325,886
Kinnevik AB (Sweden) (Class B Stock)	139,444	4,555,447
Leucadia National Corp.	357,900	9,036,975
ORIX Corp. (Japan)	267,900	4,325,037
Plus500 Ltd. (Israel)	39,580	475,988
Rural Electrification Corp. Ltd. (India)	20,022	46,952

	Shares	Value
COMMON STOCKS (Continued)
Diversified Financial Services (cont’d.)
Standard Life Aberdeen PLC (United Kingdom)	108,578	$631,152

		69,105,245

Diversified Telecommunication Services — 1.1%
AT&T, Inc.	2,517,808	98,622,539
Bharti Infratel Ltd. (India)	18,202	111,070
China Telecom Corp. Ltd. (China) (Class H Stock)	2,332,000	1,199,787
CITIC Telecom International Holdings Ltd. (China)	848,000	244,964
Hellenic Telecommunications Organization SA (Greece)	8,971	108,645
IDT Corp. (Class B Stock)	30,600	430,848
Koninklijke KPN NV (Netherlands)	531,431	1,823,747
KT Corp. (South Korea)	8,039	204,947
LG Uplus Corp. (South Korea)	74,668	871,803
Nippon Telegraph & Telephone Corp. (Japan)	446,900	20,477,281
Ooredoo QSC (Qatar)	32,249	734,459
Orange SA (France)	1,250,468	20,474,976
PCCW Ltd. (Hong Kong)	657,000	356,613
Rostelecom PJSC (Russia), ADR	4,377	31,952
Swisscom AG (Switzerland)	3,976	2,038,519
TDC A/S (Denmark)	127,265	746,354
Telecom Italia SpA (Italy)*	18,339,799	17,203,299
Telecom Italia SpA (Italy), RSP	930,071	699,992
Telekom Austria AG (Austria)*	116,588	1,057,661
Telekomunikasi Indonesia Persero Tbk PT (Indonesia)	1,190,100	413,892
Telkom SA SOC Ltd. (South Africa)	6,399	28,032
Verizon Communications, Inc.	1,086,100	53,751,089

		221,632,469

Electric Utilities — 0.9%
CLP Holdings Ltd. (Hong Kong)	152,000	1,560,526
DONG Energy A/S (Denmark), 144A	25,860	1,482,355
EDP - Energias de Portugal SA (Portugal)	1,087,569	4,100,870
El Paso Electric Co.	31,700	1,751,425
Endesa SA (Spain)	733,572	16,552,985
Enel SpA (Italy)	2,598,765	15,655,684
Exelon Corp.	929,000	34,995,430
Hawaiian Electric Industries, Inc.(a)	251,800	8,402,566
Iberdrola SA (Spain)	924,937	7,191,930
IDACORP, Inc.	30,500	2,681,865
Kansai Electric Power Co., Inc. (The) (Japan)	685,200	8,770,212
Kyushu Electric Power Co., Inc. (Japan)	65,600	696,900
MGE Energy, Inc.	33,600	2,170,560
OGE Energy Corp.	632,100	22,774,563
Otter Tail Corp.	9,500	411,825
PPL Corp.	1,164,200	44,181,390
Red Electrica Corp. SA (Spain)	67,717	1,424,395
RusHydro PJSC (Russia), ADR	130,058	186,633
Spark Infrastructure Group (Australia)	266,342	527,156
SSE PLC (United Kingdom)	371,027	6,942,705
Tenaga Nasional Bhd (Malaysia)	57,100	193,759
Terna Rete Elettrica Nazionale SpA (Italy)	220,715	1,289,644
Tohoku Electric Power Co., Inc. (Japan)	71,400	908,523

A1112

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Electric Utilities (cont’d.)
Transmissora Alianca de Energia Eletrica SA (Brazil), UTS	139,300	$976,857

		185,830,758

Electrical Equipment — 0.7%
Atkore International Group, Inc.*	120,700	2,354,857
Emerson Electric Co.	855,600	53,765,904
Encore Wire Corp.	21,700	971,618
EnerSys	229,100	15,846,847
Furukawa Electric Co. Ltd. (Japan)	244,800	13,458,031
Hubbell, Inc.	96,100	11,149,522
Philips Lighting NV (Netherlands), 144A	240,701	9,716,358
Regal Beloit Corp.	160,700	12,695,300
Schneider Electric SE (France)*	37,809	3,292,429
Siemens Gamesa Renewable Energy SA (Spain)	695,894	9,092,226
Vestas Wind Systems A/S (Denmark)	174,459	15,681,384

		148,024,476

Electronic Equipment, Instruments & Components — 1.4%
Anixter International, Inc.*	77,400	6,579,000
Arrow Electronics, Inc.*	302,400	24,315,984
AU Optronics Corp. (Taiwan)	2,678,000	1,076,251
Avnet, Inc.	594,789	23,375,208
Azbil Corp. (Japan)	25,600	1,098,866
Benchmark Electronics, Inc.*	11,000	375,650
Cognex Corp.	172,000	18,968,160
Electrocomponents PLC (United Kingdom)	68,584	571,451
ePlus, Inc.*	16,700	1,543,915
Hitachi Ltd. (Japan)	3,396,000	23,944,699
Hon Hai Precision Industry Co. Ltd. (Taiwan)	436,916	1,517,369
Innolux Corp. (Taiwan)	2,359,000	1,104,213
Insight Enterprises, Inc.*	76,500	3,512,880
IPG Photonics Corp.*	171,800	31,793,308
Itron, Inc.*	76,300	5,909,435
Jabil, Inc.	669,800	19,122,790
Jenoptik AG (Germany)	17,615	584,319
Keyence Corp. (Japan)	3,400	1,808,351
Kyocera Corp. (Japan)	205,900	12,779,360
LG Display Co. Ltd. (South Korea)	18,963	507,983
Methode Electronics, Inc	47,300	2,003,155
Nippon Electric Glass Co. Ltd. (Japan)	36,200	1,403,258
Orbotech Ltd. (Israel)*	7,200	303,912
PC Connection, Inc.(a)	27,300	769,587
Rogers Corp.*	6,000	799,680
Sanmina Corp.*	104,700	3,889,605
ScanSource, Inc.*	56,500	2,466,225
Sunny Optical Technology Group Co. Ltd. (China)	6,000	96,324
SYNNEX Corp.	173,600	21,962,136
Synnex Technology International Corp. (Taiwan)	342,000	411,008
Tech Data Corp.*	143,100	12,714,435
Trimble, Inc.*	219,800	8,627,150
TTM Technologies, Inc.*(a)	68,100	1,046,697
Venture Corp. Ltd. (Singapore)	638,400	8,303,908
Vishay Intertechnology, Inc.(a)	622,600	11,704,880

	Shares	Value
COMMON STOCKS (Continued)
Electronic Equipment, Instruments & Components (cont’d.)
Zebra Technologies Corp. (Class A Stock)*	144,500	$15,689,810

		272,680,962

Energy Equipment & Services — 0.3%
Archrock, Inc.	33,700	422,935
Exterran Corp.*	31,200	986,232
McDermott International, Inc.*	497,700	3,618,279
Nabors Industries Ltd.(a)	2,414,700	19,486,629
Smart Sand, Inc.*(a)	273,400	1,853,652
Subsea 7 SA (United Kingdom)	885,594	14,573,388
Superior Energy Services, Inc.*(a)	909,000	9,708,120
Transocean Ltd.*(a)	689,400	7,417,944
Unit Corp.*	213,300	4,389,714

		62,456,893

Equity Real Estate Investment Trusts (REITs) — 2.5%
Advance Residence Investment Corp. (Japan)	107	263,343
Alexander & Baldwin, Inc.	66,100	3,062,413
American Assets Trust, Inc.	42,733	1,699,491
American Tower Corp.	456,300	62,367,084
Armada Hoffler Properties, Inc.	77,500	1,070,275
Ashford Hospitality Prime, Inc.(a)	94,200	894,900
Ashford Hospitality Trust, Inc.(a)	226,600	1,511,422
Aventus Retail Property Fund Ltd. (Australia)	150,777	267,449
Brixmor Property Group, Inc.	151,000	2,838,800
Charter Hall Group (Australia)	1,980,952	8,354,920
Chesapeake Lodging Trust	299,500	8,077,515
Cofinimmo SA (Belgium)	11,493	1,476,752
CoreCivic, Inc.	868,000	23,236,360
Cromwell Property Group (Australia), REIT	346,124	259,434
DCT Industrial Trust, Inc.	127,900	7,407,968
DDR Corp.	616,800	5,649,888
DiamondRock Hospitality Co.(a)	520,000	5,694,000
EPR Properties(a)	119,800	8,354,852
Fonciere des Regions (France)	12,513	1,300,032
Forest City Realty Trust, Inc. (Class A Stock)	136,400	3,479,564
Fortress Income Fund Ltd. (South Africa) (Class A Stock)	28,807	36,647
Franklin Street Properties Corp	604,554	6,420,363
GEO Group, Inc. (The)	1,240,845	33,378,731
Goodman Group (Australia)	280,049	1,813,196
GPT Group (The) (Australia)	2,035,663	7,932,339
Great Portland Estates PLC (United Kingdom)	52,507	430,291
Growthpoint Properties Ltd. (South Africa)	243,077	436,553
Hammerson PLC (United Kingdom)	736,092	5,300,102
Hansteen Holdings PLC (United Kingdom)	209,568	387,619
Hospitality Properties Trust	550,346	15,679,358
ICADE (France)	5,246	468,024
Immobiliare Grande Distribuzione SIIQ SpA (Italy)	1,378,639	1,438,223
InfraREIT, Inc.	91,000	2,035,670
JBG SMITH Properties*	41,500	1,419,715
Klepierre SA (France)	92,642	3,638,637
Lamar Advertising Co. (Class A Stock)(a)	32,600	2,234,078

A1113

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Equity Real Estate Investment Trusts (REITs) (cont’d.)
Land Securities Group PLC (United Kingdom)	667,829	$8,710,140
Lexington Realty Trust	442,500	4,522,350
Liberty Property Trust	522,001	21,433,361
Mack-Cali Realty Corp.	341,700	8,101,707
Mapletree Greater China Commercial Trust (Singapore)	5,261,100	4,484,771
Medical Properties Trust, Inc.	570,400	7,489,352
Mirvac Group (Australia)	4,161,228	7,485,579
NewRiver REIT PLC (United Kingdom)	73,181	332,252
NexPoint Residential Trust, Inc.	27,100	643,083
Nippon Prologis REIT, Inc. (Japan)	257	541,692
NorthStar Realty Europe Corp.	137,800	1,765,218
Outfront Media, Inc.	85,300	2,147,854
Park Hotels & Resorts, Inc.	727,700	20,055,412
Potlatch Corp.	111,300	5,676,300
Prologis, Inc.	254,500	16,150,570
Ramco-Gershenson Properties Trust	702,100	9,134,321
Rayonier, Inc.	409,400	11,827,566
Retail Properties of America, Inc. (Class A Stock)	390,800	5,131,204
RLJ Lodging Trust(a)	26,100	574,200
Ryman Hospitality Properties, Inc.(a)	181,000	11,310,690
Sabra Health Care REIT, Inc.(a)	54,200	1,189,148
Safestore Holdings PLC (United Kingdom)	88,954	520,931
Senior Housing Properties Trust	1,181,600	23,100,280
Shopping Centres Australasia Property Group (Australia)	689,771	1,240,353
Spirit Realty Capital, Inc.(a)	2,238,300	19,182,231
Stockland (Australia)	1,667,466	5,631,191
Summit Hotel Properties, Inc.	472,600	7,556,874
Sunlight Real Estate Investment Trust (Hong Kong)	551,000	357,256
Sunstone Hotel Investors, Inc.	97,200	1,562,004
Taubman Centers, Inc.(a)	117,100	5,819,870
Tier REIT, Inc.	84,800	1,636,640
Unibail-Rodamco SE (France)	15,645	3,807,076
Uniti Group, Inc.(a)	665,200	9,751,832
Urstadt Biddle Properties, Inc. (Class A Stock)	41,100	891,870
VEREIT, Inc.	2,246,600	18,624,314
Washington Prime Group, Inc.(a)	895,600	7,460,348
Weyerhaeuser Co.	474,700	16,154,041
Xenia Hotels & Resorts, Inc.	458,900	9,659,845

		511,979,734

Food & Staples Retailing — 0.8%
Bid Corp. Ltd. (South Africa)	7,806	175,104
Booker Group PLC (United Kingdom)	3,047,751	8,376,588
Casino Guichard Perrachon SA (France)	138,789	8,231,153
Cencosud SA (Chile)	41,036	125,445
CVS Health Corp.	271,000	22,037,720
ICA Gruppen AB (Sweden)(a)	185,611	6,982,538
Ingles Markets, Inc. (Class A Stock)	45,200	1,161,640
J Sainsbury PLC (United Kingdom)	5,306,032	16,917,253
Jeronimo Martins SGPS SA (Portugal)	178,429	3,521,987
Kroger Co. (The)(a)	544,060	10,913,844
Magnit PJSC (Russia), GDR	5,043	206,511
Massmart Holdings Ltd. (South Africa)	3,312	27,253

	Shares	Value
COMMON STOCKS (Continued)
Food & Staples Retailing (cont’d.)
Matsumotokiyoshi Holdings Co. Ltd. (Japan)	6,000	$401,890
Metcash Ltd. (Australia)	978,125	1,970,250
METRO AG (Germany)*	27,935	590,495
Performance Food Group Co.*	30,700	867,275
Rallye SA (France)	36,124	669,247
Shoprite Holdings Ltd. (South Africa)	74,248	1,134,776
Shufersal Ltd. (Israel)	726,374	4,272,767
Sonae SGPS SA (Portugal)	2,112,711	2,548,977
SpartanNash Co.	71,300	1,880,181
Sun Art Retail Group Ltd. (Hong Kong)	34,500	32,138
United Natural Foods, Inc.*(a)	40,700	1,692,713
Wal-Mart de Mexico SAB de CV (Mexico)	565,400	1,294,738
Wal-Mart Stores, Inc.	706,900	55,237,166
Wesfarmers Ltd. (Australia)	80,221	2,604,257
Wm Morrison Supermarkets PLC (United Kingdom)	338,398	1,061,857

		154,935,763

Food Products — 1.5%
Archer-Daniels-Midland Co.	475,300	20,205,003
Asian Citrus Holdings Ltd. (Hong Kong)*^	1,374,264	184
Associated British Foods PLC (United Kingdom)	55,723	2,385,592
Atria OYJ (Finland)	28,417	403,472
Austevoll Seafood ASA (Norway)	157,014	1,636,505
Charoen Pokphand Foods PCL (Thailand)	1,360,400	1,093,301
Charoen Pokphand Indonesia Tbk PT (Indonesia)	199,500	40,625
Chocoladefabriken Lindt & Spruengli AG-RS (Switzerland)	16	1,110,227
Conagra Brands, Inc.	885,400	29,873,396
Dean Foods Co.(a)	155,700	1,694,016
Ebro Foods SA (Spain)(a)	30,289	718,139
Golden Agri-Resources Ltd. (Singapore)	7,586,100	2,101,038
GrainCorp Ltd. (Australia) (Class A Stock)	600,450	3,852,041
Gruma SAB de CV (Mexico) (Class B Stock)	56,115	824,099
Grupo Lala SAB de CV (Mexico)	17,200	29,158
Indofood Sukses Makmur Tbk PT (Indonesia)	120,300	75,334
Ingredion, Inc.	229,000	27,626,560
Itoham Yonekyu Holdings, Inc. (Japan)	27,900	251,506
Lamb Weston Holdings, Inc.	548,500	25,719,165
Lancaster Colony Corp.	18,200	2,186,184
Leroy Seafood Group ASA (Norway)	235,520	1,508,461
Marine Harvest ASA (Norway)*(a)	935,495	18,502,238
Mitsui Sugar Co. Ltd. (Japan)	9,500	319,852
Nestle SA (Switzerland)	269,476	22,620,153
NH Foods Ltd. (Japan)	27,000	742,066
Nippon Flour Mills Co. Ltd. (Japan)	33,600	511,907
Nippon Suisan Kaisha Ltd. (Japan)	50,400	281,470
Omega Protein Corp.	54,000	899,100
Origin Enterprises PLC (Ireland)	143,397	1,129,004
Orior AG (Switzerland)	4,980	385,891
Pilgrim’s Pride Corp.*(a)	164,200	4,664,922
PPB Group Bhd (Malaysia)	24,600	98,268
Salmar ASA (Norway)	75,849	2,145,019
Sanderson Farms, Inc.(a)	192,800	31,141,056
Schouw & Co. AB (Denmark)	2,394	260,601

A1115

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Food Products (cont’d.)
Suedzucker AG (Germany)	133,664	$2,874,647
Tassal Group Ltd. (Australia)	196,505	594,385
Tate & Lyle PLC (United Kingdom)	705,564	6,126,540
Thai Union Group PCL (Thailand)	41,300	24,786
Tiger Brands Ltd. (South Africa)	4,550	126,856
Tyson Foods, Inc. (Class A Stock)	805,500	56,747,475
Uni-President Enterprises Corp. (Taiwan)	405,000	849,180
WH Group Ltd. (Hong Kong), 144A	17,962,500	19,130,115
Wilmar International Ltd. (Singapore)	251,200	590,289

		294,099,826

Gas Utilities — 0.5%
Atmos Energy Corp.	432,883	36,292,911
New Jersey Resources Corp.	15,500	653,325
ONE Gas, Inc.	25,400	1,870,456
Southwest Gas Holdings, Inc.	188,700	14,646,894
Spire, Inc.	27,300	2,037,945
UGI Corp.	810,850	37,996,431

		93,497,962

Health Care Equipment & Supplies — 1.9%
Abbott Laboratories	1,411,500	75,317,640
Analogic Corp.(a)	3,800	318,250
AngioDynamics, Inc.*	124,700	2,131,123
Atrion Corp.	2,400	1,612,800
Baxter International, Inc.	898,300	56,368,325
Boston Scientific Corp.*	113,800	3,319,546
Cantel Medical Corp.(a)	41,900	3,945,723
Cochlear Ltd. (Australia)	46,861	5,861,573
CONMED Corp.	38,600	2,025,342
Danaher Corp.	459,700	39,433,066
Halyard Health, Inc.*(a)	369,000	16,616,070
Heska Corp.*	2,300	202,607
Hill-Rom Holdings, Inc.	221,300	16,376,200
Hologic, Inc.*	66,300	2,432,547
IDEXX Laboratories, Inc.*	17,200	2,674,428
Inogen, Inc.*	48,700	4,631,370
LeMaitre Vascular, Inc.	54,900	2,054,358
Masimo Corp.*	340,600	29,482,336
Medtronic PLC	426,900	33,200,013
Meridian Bioscience, Inc.(a)	91,900	1,314,170
Natus Medical, Inc.*	107,800	4,042,500
Paramount Bed Holdings Co. Ltd. (Japan)	21,600	928,994
Shandong Weigao Group Medical Polymer Co. Ltd. (China) (Class H Stock)	52,000	36,972
Smith & Nephew PLC (United Kingdom)	1,018,971	18,418,086
STERIS PLC	87,500	7,735,000
Straumann Holding AG (Switzerland)	1,469	944,735
Teleflex, Inc.	133,900	32,399,783
West Pharmaceutical Services, Inc.	132,200	12,725,572

		376,549,129

Health Care Providers & Services — 1.6%
Aetna, Inc.	121,400	19,303,814
Alfresa Holdings Corp. (Japan)	353,200	6,470,746
Anthem, Inc.	271,300	51,514,444
Australian Pharmaceutical Industries Ltd. (Australia)	1,721,561	2,017,982
Centene Corp.*	181,000	17,515,370

	Shares	Value
COMMON STOCKS (Continued)
Health Care Providers & Services (cont’d.)
Chemed Corp.	15,700	$3,172,185
Express Scripts Holding Co.*	756,300	47,888,916
Fresenius Medical Care AG & Co. KGaA (Germany)	106,578	10,419,683
Fresenius SE & Co. KGaA (Germany)	64,326	5,202,011
Humana, Inc.(a)	54,300	13,229,109
LifePoint Health, Inc.*	184,900	10,705,710
Magellan Health, Inc.*	50,000	4,315,000
Medipal Holdings Corp. (Japan)	340,600	5,919,422
MEDNAX, Inc.*	257,500	11,103,400
Metlifecare Ltd. (New Zealand)	532,191	2,230,909
National HealthCare Corp.	16,200	1,013,634
Netcare Ltd. (South Africa)	28,996	51,134
Owens & Minor, Inc.	36,000	1,051,200
Providence Service Corp. (The)*	30,500	1,649,440
Qualicorp SA (Brazil)	92,800	1,099,366
Ramsay Health Care Ltd. (Australia)	21,913	1,072,186
Select Medical Holdings Corp.*	220,800	4,239,360
Shanghai Pharmaceuticals Holding Co. Ltd. (China) (Class H Stock)	147,300	360,890
Sinopharm Group Co. Ltd. (China) (Class H Stock)	56,000	248,052
Sonic Healthcare Ltd. (Australia)	390,917	6,423,873
Summerset Group Holdings Ltd. (New Zealand)	236,191	866,744
Toho Holdings Co. Ltd. (Japan)	24,200	463,047
Triple-S Management Corp. (Puerto Rico) (Class B Stock)*	20,400	483,072
UDG Healthcare PLC (Ireland)	355,572	4,052,659
UnitedHealth Group, Inc.	311,800	61,066,030
WellCare Health Plans, Inc.*	186,100	31,960,814

		327,110,202

Health Care Technology — 0.1%
Cerner Corp.*(a)	78,400	5,591,488
Cotiviti Holdings, Inc.*	129,100	4,645,018
HMS Holdings Corp.*	140,200	2,784,372
Quality Systems, Inc.*	24,800	390,104

		13,410,982

Hotels, Restaurants & Leisure — 1.5%
Arcland Service Holdings Co. Ltd. (Japan)	67,200	1,413,931
Aristocrat Leisure Ltd. (Australia)	948,580	15,668,227
Biglari Holdings, Inc.*	1,800	599,922
Bloomin’ Brands, Inc.(a)	377,700	6,647,520
Bojangles’, Inc.*(a)	75,300	1,016,550
Brinker International, Inc.(a)	325,200	10,360,872
Buffalo Wild Wings, Inc.*(a)	65,000	6,870,500
Carnival PLC	29,370	1,867,704
Cheesecake Factory, Inc. (The)(a)	70,300	2,961,036
Cie des Alpes (France)	12,636	402,233
Del Frisco’s Restaurant Group, Inc.*	79,200	1,152,360
Doutor Nichires Holdings Co. Ltd. (Japan)	13,300	285,726
Dunkin’ Brands Group, Inc.	99,300	5,270,844
Emperor Entertainment Hotel Ltd. (Hong Kong)	1,595,000	390,401
Evolution Gaming Group AB (Sweden), 144A	56,226	3,588,714
Extended Stay America, Inc., UTS	404,400	8,088,000

A1116

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Hotels, Restaurants & Leisure (cont’d.)
Fiesta Restaurant Group, Inc.*(a)	126,900	$2,411,100
Flight Centre Travel Group Ltd. (Australia)	8,681	307,239
Galaxy Entertainment Group Ltd. (Hong Kong) (Class L Stock)	2,231,000	15,771,945
Genting Bhd (Malaysia)	470,800	1,065,555
Genting Singapore PLC (Singapore)	6,050,000	5,231,514
Greggs PLC (United Kingdom)	73,826	1,234,417
Hilton Grand Vacations, Inc.*	108,000	4,172,040
ILG, Inc.	52,900	1,414,017
J D Wetherspoon PLC (United Kingdom)	18,823	316,946
McDonald’s Corp.	510,800	80,032,144
Melia Hotels International SA (Spain)	17,795	257,386
Oriental Land Co. Ltd. (Japan)	33,500	2,554,030
Papa John’s International, Inc.(a)	281,700	20,583,819
Royal Caribbean Cruises Ltd.	162,700	19,286,458
Ruth’s Hospitality Group, Inc.	36,800	770,960
Scandic Hotels Group AB (Sweden), 144A	20,962	287,697
SSP Group PLC (United Kingdom)	231,659	1,669,200
Texas Roadhouse, Inc.	551,500	27,100,710
TUI AG (Germany)	68,617	1,164,381
Yum China Holdings, Inc.*	695,200	27,787,144
Yum! Brands, Inc.	163,200	12,013,152

		292,016,394

Household Durables — 1.1%
Barratt Developments PLC (United Kingdom)	154,920	1,276,257
Bassett Furniture Industries, Inc.	11,800	444,860
Beazer Homes USA, Inc.*	52,600	985,724
Bellway PLC (United Kingdom)	140,777	6,227,304
Berkeley Group Holdings PLC (United Kingdom)	82,381	4,105,593
Cavco Industries, Inc.*	10,200	1,505,010
Century Communities, Inc.*	56,700	1,400,490
D.R. Horton, Inc.	554,900	22,157,157
Haier Electronics Group Co. Ltd. (Hong Kong)*	399,000	976,590
Haseko Corp. (Japan)	44,500	593,825
JM AB (Sweden)	10,679	335,968
La-Z-Boy, Inc.	44,625	1,200,413
Lennar Corp. (Class A Stock)	37,500	1,980,000
MDC Holdings, Inc.	89,500	2,972,295
Meritage Homes Corp.*	47,700	2,117,880
NVR, Inc.*	17,100	48,820,500
Panasonic Corp. (Japan)	198,000	2,873,372
Persimmon PLC (United Kingdom)	529,522	18,325,342
Redrow PLC (United Kingdom)	33,969	269,567
Sony Corp. (Japan)	549,600	20,504,842
Starts Corp., Inc. (Japan)	11,000	283,061
Steinhoff International Holdings NV (South Africa)	84,034	373,497
Taylor Morrison Home Corp. (Class A Stock)*	598,600	13,199,130
Taylor Wimpey PLC (United Kingdom)	2,077,587	5,445,240
Tempur Sealy International, Inc.*(a)	348,100	22,459,412
Toll Brothers, Inc.	781,000	32,388,070

		213,221,399

	Shares	Value
COMMON STOCKS (Continued)
Household Products — 0.3%
Central Garden & Pet Co. (Class A Stock)*	3,800	$141,322
Henkel AG & Co. KGaA (Germany)	16,273	1,981,567
Hindustan Unilever Ltd. (India)	31,078	559,064
Kimberly-Clark Corp.	246,100	28,961,048
Procter & Gamble Co. (The)	324,900	29,559,402

		61,202,403

Independent Power & Renewable Electricity Producers — 0.3%
AES Corp.	2,589,800	28,539,596
Atlantica Yield PLC (Spain)(a)	122,500	2,413,249
Enel Generacion Chile SA (Chile)	1,277,550	1,115,454
Engie Brasil Energia SA (Brazil)	25,300	291,891
NRG Energy, Inc.	756,800	19,366,512
NTPC Ltd. (India)	37,206	95,445
Uniper SE (Germany)(a)	251,093	6,891,134

		58,713,281

Industrial Conglomerates — 0.6%
3M Co.	9,400	1,973,060
CITIC Ltd. (China)	159,000	235,598
CK Hutchison Holdings Ltd. (Hong Kong)	1,452,500	18,604,041
DMCI Holdings, Inc. (Philippines)	1,893,300	581,330
Fosun International Ltd. (China)	72,000	152,229
General Electric Co.	800,171	19,348,135
Hanwha Corp. (South Korea)	1,213	46,759
Honeywell International, Inc.	463,900	65,753,186
Hopewell Holdings Ltd. (Hong Kong)	87,500	341,244
Indus Holding AG (Germany)	3,457	255,856
Jardine Matheson Holdings Ltd. (Hong Kong)	32,800	2,078,208
KOC Holding A/S (Turkey)	21,098	96,784
LG Corp. (South Korea)	2,543	179,565
Nisshinbo Holdings, Inc. (Japan)(a)	195,800	2,317,548
NWS Holdings Ltd. (Hong Kong)	546,000	1,067,253
Rheinmetall AG (Germany)	27,313	3,080,473
Seibu Holdings, Inc. (Japan)	27,000	461,187
Shanghai Industrial Holdings Ltd. (China)	306,000	928,994
Siemens AG (Germany)	2,477	349,526
SK Holdings Co. Ltd. (South Korea)	862	217,399
SM Investments Corp. (Philippines)	8,470	147,344

		118,215,719

Insurance — 2.1%
Aflac, Inc.	203,100	16,530,309
AIA Group Ltd. (Hong Kong)	1,139,200	8,433,841
Alleghany Corp.*	5,000	2,770,050
Allianz SE (Germany)	110,864	24,898,453
Allstate Corp. (The)	171,700	15,780,947
Alm Brand A/S (Denmark)	38,729	382,057
Ambac Financial Group, Inc.*	20,100	346,926
American Equity Investment Life Holding Co.	108,900	3,166,812
American Financial Group, Inc.	338,900	35,059,205
American International Group, Inc.	952,000	58,443,280
Argo Group International Holdings Ltd.	40,600	2,496,899
Aspen Insurance Holdings Ltd. (Bermuda)	101,200	4,088,479
ASR Nederland NV (Netherlands)	23,269	930,511
Assurant, Inc.	40,600	3,878,112
AXA SA (France)	307,451	9,294,849

A1117

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Insurance (cont’d.)
Baloise Holding AG (Switzerland)	18,390	$2,912,114
Cathay Financial Holding Co. Ltd. (Taiwan)	227,550	362,624
CNO Financial Group, Inc.	681,500	15,906,210
CNP Assurances (France)	26,883	630,221
Direct Line Insurance Group PLC (United Kingdom)	544,520	2,654,582
Employers Holdings, Inc.	28,900	1,313,505
esure Group PLC (United Kingdom)	483,334	1,827,775
FBL Financial Group, Inc. (Class A Stock)	10,400	774,800
Federated National Holding Co.	31,100	485,471
First American Financial Corp.	405,700	20,272,829
Genworth Financial, Inc. (Class A Stock)*	2,892,900	11,137,665
Hannover Rueck SE (Germany)	31,688	3,821,797
Hanover Insurance Group, Inc. (The)	138,200	13,395,726
Harel Insurance Investments & Financial Services Ltd. (Israel)	82,053	514,651
Hyundai Marine & Fire Insurance Co. Ltd. (South Korea)	16,779	665,469
Kinsale Capital Group, Inc.	15,400	664,818
Legal & General Group PLC (United Kingdom)	5,507,341	19,195,689
Lincoln National Corp.	232,800	17,106,144
Mapfre SA (Spain)	99,806	325,224
Medibank Private Ltd. (Australia)	428,489	983,118
MS&AD Insurance Group Holdings, Inc. (Japan)	279,100	8,994,383
Muenchener Rueckversicherungs- Gesellschaft AG in Muenchen (Germany)	24,964	5,342,916
National General Holdings Corp.	115,900	2,214,849
National Western Life Group, Inc. (Class A Stock)	500	174,500
NN Group NV (Netherlands)	46,530	1,948,496
Old Republic International Corp.	1,059,600	20,863,524
People’s Insurance Co. Group of China Ltd. (The) (China) (Class H Stock)	193,000	86,613
PICC Property & Casualty Co. Ltd. (China) (Class H Stock)	126,000	223,512
Ping An Insurance Group Co. of China Ltd. (China) (Class H Stock)	148,000	1,143,213
Poste Italiane SpA (Italy), 144A	82,561	608,203
Powszechny Zaklad Ubezpieczen SA (Poland)(a)	95,796	1,209,034
Reinsurance Group of America, Inc.	74,500	10,394,985
Safety Insurance Group, Inc.	4,300	328,090
Sampo Oyj (Finland) (Class A Stock)	78,903	4,175,874
SCOR SE (France)	186,498	7,821,486
Storebrand ASA (Norway)	68,957	586,744
Swiss Life Holding AG (Switzerland)*	49,596	17,484,674
Tryg A/S (Denmark)	91,185	2,108,319
Universal Insurance Holdings, Inc.(a)	34,600	795,800
Unum Group	615,500	31,470,515
Wuestenrot & Wuerttembergische AG (Germany)	11,418	310,623
Zurich Insurance Group AG (Switzerland)	23,648	7,226,343

		426,963,858

Internet & Direct Marketing Retail — 0.7%
1-800-Flowers.com, Inc. (Class A Stock)*	64,300	633,355
Amazon.com, Inc.*	48,500	46,625,475

	Shares	Value
COMMON STOCKS (Continued)
Internet & Direct Marketing Retail (cont’d.)
FTD Cos., Inc.*	62,600	$816,304
JD.com, Inc. (China), ADR*	36,600	1,398,120
Liberty Interactive Corp. QVC Group (Class A Stock)*(a)	990,700	23,350,799
Netflix, Inc.*	28,000	5,077,800
Nutrisystem, Inc.(a)	272,300	15,221,570
PetMed Express, Inc.(a)	329,100	10,909,665
Priceline Group, Inc. (The)*	11,500	21,054,430
Rakuten, Inc. (Japan)	143,800	1,569,972
Shutterfly, Inc.*(a)	100,000	4,848,000
Start Today Co. Ltd. (Japan)	214,400	6,794,366

		138,299,856

Internet Software & Services — 1.9%
Alibaba Group Holding Ltd. (China), ADR*(a)	32,882	5,679,050
Alphabet, Inc. (Class A Stock)*	81,500	79,358,180
Alphabet, Inc. (Class C Stock)*	126,693	121,512,523
Appfolio, Inc. (Class A Stock)*	41,600	1,994,720
Autohome, Inc. (China), ADR*	1,500	90,119
Baidu, Inc. (China), ADR*	3,400	842,145
Blucora, Inc.*	225,300	5,700,090
Care.com, Inc.*	49,900	792,911
CoStar Group, Inc.*	2,800	751,100
Endurance International Group Holdings, Inc.*(a)	247,800	2,031,960
Envestnet, Inc.*	88,100	4,493,100
Etsy, Inc.*	316,900	5,349,272
Facebook, Inc. (Class A Stock)*	772,600	132,014,162
GrubHub, Inc.*(a)	74,900	3,944,234
LivePerson, Inc.*	131,900	1,787,245
NIC, Inc.(a)	165,600	2,840,040
Rightmove PLC (United Kingdom)	66,744	3,619,442
Shutterstock, Inc.*(a)	28,100	935,449
SPS Commerce, Inc.*	28,100	1,593,551
Tencent Holdings Ltd. (China)	154,400	6,750,475
Weibo Corp. (China), ADR*(a)	5,800	573,852
YY, Inc. (China), ADR*	14,900	1,293,022

		383,946,642

IT Services — 1.8%
Accenture PLC (Class A Stock)	286,800	38,738,076
Amadeus IT Group SA (Spain)	101,545	6,604,323
Atos SE (France)	58,048	9,003,658
Bechtle AG (Germany)	8,448	633,205
Booz Allen Hamilton Holding Corp.	125,900	4,707,401
Broadridge Financial Solutions, Inc.	22,300	1,802,286
CACI International, Inc. (Class A Stock)*	81,300	11,329,155
Capgemini SE (France)	4,193	491,520
Cognizant Technology Solutions Corp. (Class A Stock)	879,400	63,791,676
Computershare Ltd. (Australia)	142,984	1,626,767
CoreLogic, Inc.*	94,900	4,386,278
CSG Systems International, Inc.	14,800	593,480
CSRA, Inc.(a)	286,100	9,232,447
DST Systems, Inc.	527,000	28,921,760
DTS Corp. (Japan)	43,900	1,203,745
ExlService Holdings, Inc.*	24,700	1,440,504
Fidelity National Information Services, Inc.	45,300	4,230,567

A1118

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
IT Services (cont’d.)
First Data Corp. (Class A Stock)*	423,300	$7,636,332
Fujitsu Ltd. (Japan)	607,000	4,517,625
Hackett Group, Inc. (The)	59,500	903,805
HCL Technologies Ltd. (India)	87,125	1,167,577
Infosys Ltd. (India)	4,880	67,377
Itochu Techno-Solutions Corp. (Japan)	8,300	310,064
Leidos Holdings, Inc.	449,700	26,631,234
ManTech International Corp. (Class A Stock)	42,000	1,854,300
MAXIMUS, Inc.	256,400	16,537,800
Obic Co. Ltd. (Japan)	40,200	2,530,973
Otsuka Corp. (Japan)	8,400	538,739
Paysafe Group PLC (Isle of Man)*	289,660	2,261,274
Sabre Corp.(a)	109,200	1,976,520
Science Applications International Corp.	308,300	20,609,855
Sopra Steria Group (France)	1,631	302,823
Sykes Enterprises, Inc.*	13,100	381,996
Syntel, Inc.(a)	77,600	1,524,840
Tech Mahindra Ltd. (India)	13,169	92,390
TIS, Inc. (Japan)	136,900	4,043,100
Total System Services, Inc.	328,300	21,503,650
Travelport Worldwide Ltd.	622,200	9,768,540
Visa, Inc. (Class A Stock)(a)	364,200	38,328,408
Wipro Ltd. (India)	254,741	1,093,780

		353,319,850

Leisure Products — 0.1%
Bandai Namco Holdings, Inc. (Japan)	31,100	1,068,435
Brunswick Corp.	336,700	18,845,099
Johnson Outdoors, Inc. (Class A Stock)	4,400	322,432
Malibu Boats, Inc. (Class A Stock)*	28,400	898,576
Tomy Co. Ltd. (Japan)	21,000	290,406

		21,424,948

Life Sciences Tools & Services — 0.2%
Bruker Corp.	186,400	5,545,400
Charles River Laboratories International, Inc.*	230,400	24,887,808
Enzo Biochem, Inc.*	51,200	536,064
INC Research Holdings, Inc. (Class A Stock)*	41,600	2,175,680
Lonza Group AG (Switzerland)*	9,166	2,408,500
Medpace Holdings, Inc.*(a)	58,000	1,850,200
QIAGEN NV*	34,218	1,081,625
Thermo Fisher Scientific, Inc.	28,400	5,373,280

		43,858,557

Machinery — 2.0%
Aalberts Industries NV (Netherlands)	15,417	745,222
AGCO Corp.	181,600	13,396,632
Alamo Group, Inc.	18,200	1,954,134
Astec Industries, Inc.	41,900	2,346,819
Atlas Copco AB (Sweden) (Class B Stock)	60,154	2,336,846
Bodycote PLC (United Kingdom)	69,951	859,509
Bucher Industries AG (Switzerland)	1,029	366,034
Crane Co.	212,300	16,981,877
Cummins, Inc.	137,400	23,087,322
Daifuku Co. Ltd. (Japan)	15,200	749,570
Deere & Co.	117,700	14,781,943
DMG Mori Co. Ltd. (Japan)	16,400	294,913

	Shares	Value
COMMON STOCKS (Continued)
Machinery (cont’d.)
Donaldson Co., Inc.	142,900	$6,564,826
Duerr AG (Germany)	4,058	543,386
Fortive Corp.	269,900	19,106,221
Georg Fischer AG (Switzerland)	7,580	9,354,483
Global Brass & Copper Holdings, Inc.	137,800	4,657,640
Graco, Inc.	169,800	21,002,562
Haitian International Holdings Ltd. (China)	294,000	846,029
Harsco Corp.*	172,000	3,594,800
Hillenbrand, Inc.	108,600	4,219,110
IDEX Corp.	30,000	3,644,100
Illinois Tool Works, Inc.	215,500	31,885,380
IMI PLC (United Kingdom)	41,723	695,190
Ingersoll-Rand PLC	380,500	33,929,185
Interpump Group SpA (Italy)	10,977	341,655
ITT, Inc.	94,200	4,170,234
Kadant, Inc.	1,500	147,825
Krones AG (Germany)	2,431	338,147
Lincoln Electric Holdings, Inc.	340,200	31,189,536
Lydall, Inc.*	23,600	1,352,280
Manitou BF SA (France)	7,784	292,317
Milacron Holdings Corp.*	53,500	902,010
Mueller Industries, Inc.	76,500	2,673,675
Norma Group SE (Germany)	4,961	326,855
Oshkosh Corp.	414,700	34,229,338
Proto Labs, Inc.*(a)	15,800	1,268,740
Rational AG (Germany)	3,484	2,398,134
Sandvik AB (Sweden)	333,303	5,756,373
Schindler Holding AG (Switzerland)	3,108	669,341
SMC Corp. (Japan)	9,000	3,180,252
Spirax-Sarco Engineering PLC (United Kingdom)	20,483	1,517,540
SPX Corp.*	85,200	2,499,768
SPX FLOW, Inc.*	70,400	2,714,624
Terex Corp.(a)	484,900	21,830,198
Timken Co. (The)	314,500	15,268,975
Toro Co. (The)(a)	365,700	22,695,342
Trelleborg AB (Sweden) (Class B Stock)	38,537	965,927
TriMas Corp.*	58,700	1,584,900
VAT Group AG (Switzerland), 144A*	10,693	1,480,191
Vesuvius PLC (United Kingdom)	35,132	277,945
Volvo AB (Sweden) (Class B Stock)	1,144,308	22,094,346
Wabash National Corp.(a)	193,100	4,406,542
Wartsila OYJ Abp (Finland)	23,333	1,652,417
Weichai Power Co. Ltd. (China) (Class H Stock)	54,000	59,557
Weir Group PLC (The) (United Kingdom)	33,061	870,214
Yangzijiang Shipbuilding Holdings Ltd. (China)	300,400	317,534

		407,416,465

Marine — 0.0%
AP Moller—Maersk A/S (Denmark) (Class A Stock)	583	1,073,282
Dfds A/S (Denmark)	16,691	954,629
Kuehne + Nagel International AG (Switzerland)	31,726	5,878,853
Matson, Inc.	54,300	1,530,174
MISC Bhd (Malaysia)	37,400	64,747

A1119

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Marine (cont’d.)
SITC International Holdings Co. Ltd. (China) .	313,000	$284,284

		9,785,969

Media — 0.9%
AMC Networks, Inc. (Class A Stock)*(a)	114,100	6,671,427
Borussia Dortmund GmbH & Co. KGaA (Germany)	27,116	263,181
Cheil Worldwide, Inc. (South Korea)	17,286	275,138
Cineworld Group PLC (United Kingdom)	30,667	278,569
Comcast Corp. (Class A Stock)	2,382,600	91,682,448
CTS Eventim AG & Co. KGaA (Germany)	31,092	1,358,414
Daiichikosho Co. Ltd. (Japan)	62,000	2,968,802
Discovery Communications, Inc. (Class C Stock)*(a)	486,200	9,850,412
GEDI Gruppo Editoriale SpA (Italy)*	8,084	7,167
Gray Television, Inc.*	83,200	1,306,240
I-CABLE Communications Ltd. (Hong Kong)*	990,713	32,554
John Wiley & Sons, Inc. (Class A Stock)	72,200	3,862,700
Lagardere SCA (France)	18,177	608,933
Meredith Corp.(a)	40,200	2,231,100
MSG Networks, Inc. (Class A Stock)*	8,800	186,560
Naspers Ltd. (South Africa) (Class N Stock)	9,647	2,085,417
New Media Investment Group, Inc.	34,400	508,776
Nine Entertainment Co. Holdings Ltd. (Australia)	221,116	239,368
RTL Group SA (Luxembourg)	6,079	460,510
Sinclair Broadcast Group, Inc. (Class A Stock)(a)	417,700	13,387,285
TEGNA, Inc.	1,006,500	13,416,645
Television Francaise 1 (France)	68,415	999,544
Toei Co. Ltd. (Japan)	11,100	1,235,656
Toho Co. Ltd. (Japan)	180,700	6,309,695
Tokyo Broadcasting System Holdings, Inc. (Japan)	85,800	1,592,385
Twenty-First Century Fox, Inc. (Class A Stock)	146,800	3,872,584
Twenty-First Century Fox, Inc. (Class B Stock)	564,400	14,555,876

		180,247,386

Metals & Mining — 1.2%
Acacia Mining PLC (United Kingdom)	427,155	1,113,002
Alcoa Corp.*	438,100	20,424,222
Anglo American PLC (United Kingdom)	962,137	17,297,651
ArcelorMittal (Luxembourg)*	544,333	14,041,695
Boliden AB (Sweden)	42,645	1,446,491
Century Aluminum Co.*	83,400	1,382,772
Dowa Holdings Co. Ltd. (Japan)	39,800	1,461,804
Fortescue Metals Group Ltd. (Australia)	2,025,959	8,204,613
Gold Fields Ltd. (South Africa)	161,904	700,174
Granges AB (Sweden)	51,175	586,556
Hecla Mining Co.	251,400	1,262,028
Hyundai Steel Co. (South Korea)	5,202	240,704
JSW Steel Ltd. (India)	207,092	789,233
Maruichi Steel Tube Ltd. (Japan)	8,700	253,288
Mineral Resources Ltd. (Australia)	173,496	2,220,945
MMC Norilsk Nickel PJSC (Russia), ADR	21,402	368,435

	Shares	Value
COMMON STOCKS (Continued)
Metals & Mining (cont’d.)
Nippon Light Metal Holdings Co. Ltd. (Japan)	1,508,100	$4,295,371
Nippon Steel & Sumitomo Metal Corp. (Japan)	14,500	333,407
Nittetsu Mining Co. Ltd. (Japan)	4,000	291,973
Novolipetsk Steel PJSC (Russia), GDR	3,246	73,847
Olympic Steel, Inc.	28,400	624,800
OZ Minerals Ltd. (Australia)	45,991	269,083
POSCO (South Korea)	5,493	1,526,419
Reliance Steel & Aluminum Co.	322,038	24,529,634
Resolute Mining Ltd. (Australia)	360,034	290,172
Rio Tinto Ltd. (United Kingdom)	366,653	19,218,090
Ryerson Holding Corp.*	25,900	281,015
Severstal PJSC (Russia), GDR	13,776	205,951
South32 Ltd. (Australia)	163,739	423,594
Southern Copper Corp. (Peru)(a)	314,700	12,512,472
SSAB AB (Sweden) (Class B Stock)*	83,189	331,089
Steel Dynamics, Inc.	1,831,700	63,138,699
SunCoke Energy, Inc.*	89,500	818,030
Tata Steel Ltd. (India)	8,472	84,816
Tokyo Steel Manufacturing Co. Ltd. (Japan)	762,500	6,293,361
United States Steel Corp.(a)	437,200	11,218,552
Vale SA (Brazil)	76,400	773,372
Vedanta Ltd. (India)	38,344	185,056
Vedanta Ltd. (India), ADR	2,400	46,464
voestalpine AG (Austria)	49,572	2,527,937
Worthington Industries, Inc.	355,300	16,343,800
Yodogawa Steel Works Ltd. (Japan)	9,700	265,841

		238,696,458

Mortgage Real Estate Investment Trusts (REITs) — 0.1%
Ares Commercial Real Estate Corp.	44,600	593,626
Cherry Hill Mortgage Investment Corp.	39,400	713,140
Chimera Investment Corp.	85,100	1,610,092
Invesco Mortgage Capital, Inc.	720,427	12,340,915
Ladder Capital Corp.	187,829	2,588,284
MTGE Investment Corp.	9,200	178,480
New Residential Investment Corp.	46,900	784,637
PennyMac Mortgage Investment Trust	69,900	1,215,561
Resource Capital Corp.	82,200	886,116
Western Asset Mortgage Capital Corp.(a)	85,800	898,326

		21,809,177

Multiline Retail — 0.3%
B&M European Value Retail SA (Luxembourg)	108,771	565,055
Big Lots, Inc.(a)	270,400	14,485,328
H2O Retailing Corp. (Japan)	14,100	251,510
Lojas Renner SA (Brazil)	19,800	225,060
Macy’s, Inc.(a)	491,000	10,713,620
Next PLC (United Kingdom)	5,485	386,650
Seria Co. Ltd. (Japan)	5,800	322,473
Takashimaya Co. Ltd. (Japan)	47,000	440,203
Target Corp.(a)	548,200	32,349,282

		59,739,181

Multi-Utilities — 0.4%
A2A SpA (Italy)	245,950	423,160
ACEA SpA (Italy)	88,903	1,379,306

A1120

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Multi-Utilities (cont’d.)
AGL Energy Ltd. (Australia)	105,630	$1,939,645
CenterPoint Energy, Inc.	415,100	12,125,071
DTE Energy Co.	78,400	8,417,024
Iren SpA (Italy)	106,814	286,686
MDU Resources Group, Inc.	863,593	22,410,238
National Grid PLC (United Kingdom)	269,507	3,337,989
NorthWestern Corp.	346,200	19,712,628
Public Service Enterprise Group, Inc.	41,200	1,905,500
REN - Redes Energeticas Nacionais SGPS SA (Portugal)	81,894	266,886
SCANA Corp.	208,400	10,105,316
Vectren Corp.	33,900	2,229,603

		84,539,052

Oil, Gas & Consumable Fuels — 2.7%
Andeavor	387,600	39,980,940
BP PLC (United Kingdom)	3,003,539	19,240,640
Carrizo Oil & Gas, Inc.*(a)	322,100	5,517,573
Chevron Corp.	303,200	35,626,000
China Aviation Oil Singapore Corp. Ltd. (Singapore)	302,900	357,914
China Petroleum & Chemical Corp. (China) (Class H Stock)	42,000	31,655
China Shenhua Energy Co. Ltd. (China) (Class H Stock)	94,500	223,431
CONSOL Energy, Inc.*	1,599,600	27,097,224
CVR Energy, Inc.(a)	266,600	6,904,940
Devon Energy Corp.	1,208,900	44,378,719
Exxon Mobil Corp.	680,200	55,762,796
Formosa Petrochemical Corp. (Taiwan)	22,000	75,991
Frontera Energy Corp. (Colombia), (OTC)*	4,712	164,920
Frontera Energy Corp. (Colombia), (TSX)*	5,392	188,196
Galp Energia SGPS SA (Portugal)	523,380	9,281,122
Gazprom PJSC (Russia), ADR	180,870	757,845
Grupa Lotos SA (Poland)	2,608	42,721
Hindustan Petroleum Corp. Ltd. (India)	164,126	1,073,241
Indian Oil Corp. Ltd. (India)	172,835	1,060,923
JXTG Holdings, Inc. (Japan)	483,100	2,490,970
Laredo Petroleum, Inc.*(a)	735,100	9,504,843
Lukoil PJSC (Russia), ADR	11,711	619,863
Marathon Petroleum Corp.	988,900	55,457,512
MOL Hungarian Oil & Gas PLC (Hungary)	101,840	1,158,181
Newfield Exploration Co.*	1,144,300	33,951,381
Novatek PJSC (Russia), GDR	1,193	139,939
Oil Refineries Ltd. (Israel)	2,046,728	1,025,041
OMV AG (Austria)	154,925	9,032,111
Origin Energy Ltd. (Australia)*	253,613	1,493,592
Pacific Ethanol, Inc.*	199,700	1,108,335
Par Pacific Holdings, Inc.*(a)	47,900	996,320
Peabody Energy Corp.*	175,400	5,088,354
Petroleo Brasileiro SA (Brazil)*	81,800	411,176
Polski Koncern Naftowy ORLEN SA (Poland)	39,112	1,305,027
PTT PCL (Thailand)	31,800	389,395
PTT PCL (Thailand), NVDR	18,300	224,086
QEP Resources, Inc.*	1,145,900	9,820,363
Renewable Energy Group, Inc.*(a)	157,200	1,909,980
Repsol SA (Spain)	1,160,727	21,420,368
REX American Resources Corp.*	22,400	2,101,792

	Shares	Value
COMMON STOCKS (Continued)
Oil, Gas & Consumable Fuels (cont’d.)
Rosneft Oil Co. PJSC (Russia), GDR	6,116	$33,974
Royal Dutch Shell PLC (Netherlands) (Class A Stock)	691,151	20,887,827
Royal Dutch Shell PLC (Netherlands) (Class B Stock)	343,659	10,579,909
Scorpio Tankers, Inc. (Monaco)(a)	301,200	1,033,116
SM Energy Co.(a)	112,400	1,993,976
SRC Energy, Inc.*(a)	239,400	2,314,998
Surgutneftegas OJSC (Russia), ADR	11,919	60,310
Tatneft PJSC (Russia), ADR	6,965	297,406
Thai Oil PCL (Thailand)	396,800	1,101,382
TOTAL SA (France)	361,188	19,393,681
Valero Energy Corp.	797,400	61,343,982
World Fuel Services Corp.	376,700	12,773,897
WPX Energy, Inc.*	264,100	3,037,150

		542,267,028

Paper & Forest Products — 0.2%
Clearwater Paper Corp.*	24,600	1,211,550
Louisiana-Pacific Corp.*	1,203,000	32,577,240
Mondi Ltd. (South Africa)	11,029	294,713
Mondi PLC (South Africa)	56,211	1,511,240
Sappi Ltd. (South Africa)	16,347	111,335
Svenska Cellulosa AB SCA (Sweden) (Class B Stock)	352,263	2,985,975
UPM-Kymmene OYJ (Finland)	215,653	5,850,872

		44,542,925

Personal Products — 0.3%
Avon Products, Inc. (United Kingdom)*(a)	1,462,100	3,406,693
Hengan International Group Co. Ltd. (China)	20,000	185,475
Kao Corp. (Japan)	49,800	2,931,893
Kose Corp. (Japan)	4,700	538,724
Nu Skin Enterprises, Inc. (Class A Stock)	168,300	10,347,084
Unilever NV (United Kingdom), CVA	523,819	30,963,256
Unilever PLC (United Kingdom)	200,107	11,582,050
USANA Health Sciences, Inc.*(a)	18,300	1,055,910

		61,011,085

Pharmaceuticals — 2.5%
Allergan PLC	290,700	59,578,965
Aspen Pharmacare Holdings Ltd. (South Africa)	14,291	320,612
Astellas Pharma, Inc. (Japan)	335,000	4,263,727
AstraZeneca PLC (United Kingdom)	196,284	13,053,152
Aurobindo Pharma Ltd. (India)	7,293	77,341
Bayer AG (Germany)	127,443	17,409,042
Bristol-Myers Squibb Co.	263,600	16,801,864
Cadila Healthcare Ltd. (India)	5,790	41,753
Catalent, Inc.*	92,700	3,700,584
China Medical System Holdings Ltd. (China)	48,000	84,060
Corcept Therapeutics, Inc.*(a)	316,000	6,098,800
Daiichi Sankyo Co. Ltd. (Japan)	87,500	1,974,587
Endo International PLC*(a)	2,189,200	18,750,499
GlaxoSmithKline PLC (United Kingdom)	405,919	8,114,559
Horizon Pharma PLC*	59,600	755,728
Johnson & Johnson	661,000	85,936,610
Mallinckrodt PLC*	639,400	23,894,378

A1121

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Pharmaceuticals (cont’d.)
Merck & Co., Inc.	428,700	$27,449,661
Mitsubishi Tanabe Pharma Corp. (Japan)	185,400	4,256,231
Novartis AG (Switzerland)	370,956	31,818,732
Novo Nordisk A/S (Denmark) (Class B Stock)	284,788	13,692,245
Pfizer, Inc.	750,000	26,775,000
Phibro Animal Health Corp. (Class A Stock)	49,400	1,830,270
Prestige Brands Holdings, Inc.*	21,000	1,051,890
Recordati SpA (Italy)	309,461	14,280,536
Richter Gedeon Nyrt (Hungary)	15,298	380,140
Roche Holding AG (Switzerland)	165,715	42,360,092
Sanofi (France)	328,572	32,708,068
Sawai Pharmaceutical Co. Ltd. (Japan)	29,900	1,699,930
Shionogi & Co. Ltd. (Japan)	67,000	3,662,682
Sihuan Pharmaceutical Holdings Group Ltd. (China)	370,000	135,099
Sino Biopharmaceutical Ltd. (Hong Kong)	122,000	129,251
Sucampo Pharmaceuticals, Inc. (Class A Stock)*(a)	149,000	1,758,200
Sun Pharmaceutical Industries Ltd. (India)	26,034	200,914
Supernus Pharmaceuticals, Inc.*(a)	150,300	6,012,000
Zoetis, Inc.	478,700	30,521,912

		501,579,114

Professional Services — 0.2%
Adecco Group AG (Switzerland)	25,244	1,966,622
Dun & Bradstreet Corp. (The)	50,200	5,843,782
en-japan, Inc. (Japan)	22,800	836,911
Hays PLC (United Kingdom)	1,010,166	2,565,792
ICF International, Inc.*	53,200	2,870,140
Insperity, Inc.	103,000	9,064,000
Intertek Group PLC (United Kingdom)	105,438	7,047,786
Kelly Services, Inc. (Class A Stock)	31,000	777,790
Kforce, Inc.	65,300	1,319,060
ManpowerGroup, Inc.	90,791	10,696,996
Meitec Corp. (Japan)	7,200	360,938
Pagegroup PLC (United Kingdom)	171,242	1,143,615
RPX Corp.*	62,300	827,344
TechnoPro Holdings, Inc. (Japan)	5,700	270,463
TrueBlue, Inc.*	24,200	543,290

		46,134,529

Real Estate Management & Development — 0.6%
Aldar Properties PJSC (United Arab Emirates)	444,472	282,551
Alony Hetz Properties & Investments Ltd. (Israel)	25,119	266,731
CBRE Group, Inc. (Class A Stock)*	769,300	29,141,084
China Vanke Co. Ltd. (China) (Class H Stock)	365,600	1,209,593
Citycon OYJ (Finland)(a)	430,138	1,132,046
CK Asset Holdings Ltd. (Hong Kong)	418,000	3,474,973
Country Garden Holdings Co. Ltd. (China)	140,000	223,484
CSI Properties Ltd. (Hong Kong)	8,100,000	394,495
Daito Trust Construction Co. Ltd. (Japan)	11,000	2,004,008
Daiwa House Industry Co. Ltd. (Japan)	424,800	14,673,667
DAMAC Properties Dubai Co. PJSC (United Arab Emirates)	50,497	52,325
Forestar Group, Inc.*^	111,400	1,916,080

	Shares	Value
COMMON STOCKS (Continued)
Real Estate Management & Development (cont’d.)
Henderson Land Development Co. Ltd. (Hong Kong)	193,000	$1,283,717
HFF, Inc. (Class A Stock)(a)	58,600	2,318,216
Hysan Development Co. Ltd. (Hong Kong)	98,000	462,370
Jones Lang LaSalle, Inc.	125,303	15,474,921
Kerry Properties Ltd. (Hong Kong)	1,620,500	6,730,837
Longfor Properties Co. Ltd. (China)	355,500	898,805
Marcus & Millichap, Inc.*(a)	15,300	412,947
Megaworld Corp. (Philippines)	292,000	30,099
NEPI Rockcastle PLC (Romania)	9,179	124,680
RMR Group, Inc. (The) (Class A Stock)	18,000	924,300
Savills PLC (United Kingdom)	22,684	282,989
Sino Land Co. Ltd. (Hong Kong)	498,000	877,968
Sino-Ocean Group Holding Ltd. (China)	1,623,000	1,086,451
Sumitomo Realty & Development Co. Ltd. (Japan)	55,000	1,664,042
Sun Hung Kai Properties Ltd. (Hong Kong)	811,000	13,211,392
TAG Immobilien AG (Germany)	20,598	346,505
Wharf Holdings Ltd. (The) (Hong Kong)	706,000	6,316,001
Wheelock & Co. Ltd. (Hong Kong)	442,000	3,120,032
Yanlord Land Group Ltd. (Singapore)	2,562,000	3,499,995

		113,837,304

Road & Rail — 0.7%
Central Japan Railway Co. (Japan)	75,000	13,161,731
DSV A/S (Denmark)	29,379	2,225,636
East Japan Railway Co. (Japan)	51,800	4,781,573
Landstar System, Inc.	152,100	15,156,765
Localiza Rent a Car SA (Brazil)	37,775	689,865
Marten Transport Ltd.	18,700	384,285
National Express Group PLC (United Kingdom)	843,731	4,002,783
Nikkon Holdings Co. Ltd. (Japan)	28,900	715,048
Nippon Express Co. Ltd. (Japan)	12,600	821,420
Norfolk Southern Corp.	220,500	29,158,920
Old Dominion Freight Line, Inc.	147,600	16,252,236
Roadrunner Transportation Systems, Inc.*	69,600	663,288
Sankyu, Inc. (Japan)(a)	35,200	1,490,800
Seino Holdings Co. Ltd. (Japan)	80,800	1,135,439
Sixt SE (Germany)	9,594	764,280
Tokyu Corp. (Japan)	84,000	1,189,672
Union Pacific Corp.	426,300	49,438,011
West Japan Railway Co. (Japan)	25,800	1,793,681

		143,825,433

Semiconductors & Semiconductor Equipment — 2.3%
Advanced Energy Industries, Inc.*	140,900	11,379,084
Alpha & Omega Semiconductor Ltd.*	56,700	934,983
Amkor Technology, Inc.*	235,000	2,479,250
Applied Materials, Inc.	1,327,100	69,128,639
ASML Holding NV (Netherlands)	24,544	4,193,997
BE Semiconductor Industries NV (Netherlands)	138,392	9,632,669
Broadcom Ltd.	283,800	68,832,852
Brooks Automation, Inc.	155,600	4,724,016
Cabot Microelectronics Corp.	40,700	3,253,151
Cirrus Logic, Inc.*	399,600	21,306,672
Diodes, Inc.*	54,100	1,619,213
Disco Corp. (Japan)	4,500	917,124

A1122

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Semiconductors & Semiconductor Equipment (cont’d.)
Entegris, Inc.*	257,000	$7,414,450
Intel Corp.	1,355,400	51,613,632
Microsemi Corp.*	227,700	11,721,996
MKS Instruments, Inc.	153,400	14,488,630
Nanya Technology Corp. (Taiwan)	414,000	1,174,917
Powertech Technology, Inc. (Taiwan)	19,000	54,912
Semtech Corp.*	66,800	2,508,340
Silicon Laboratories, Inc.*	141,500	11,305,850
Siltronic AG (Germany)*	3,351	416,751
SK Hynix, Inc. (South Korea)	31,538	2,300,077
Synaptics, Inc.*(a)	545,200	21,360,936
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	555,000	3,975,165
Teradyne, Inc.	360,100	13,428,129
Texas Instruments, Inc.	802,000	71,891,280
Tokyo Electron Ltd. (Japan)	136,400	20,998,655
Ultra Clean Holdings, Inc.*	52,900	1,619,798
Ulvac, Inc. (Japan)	6,200	390,737
Versum Materials, Inc.	443,000	17,197,260

		452,263,165

Software — 2.5%
ACI Worldwide, Inc.*	47,000	1,070,660
Activision Blizzard, Inc.	621,000	40,060,710
Adobe Systems, Inc.*	454,800	67,847,064
Altium Ltd. (Australia)	31,243	265,470
Aspen Technology, Inc.*	26,100	1,639,341
Bottomline Technologies, Inc.*	118,300	3,765,489
Cadence Design Systems, Inc.*	456,800	18,029,896
Capcom Co. Ltd. (Japan)	9,600	236,368
CDK Global, Inc.	573,800	36,201,042
Check Point Software Technologies Ltd. (Israel)*(a)	18,800	2,143,576
CommVault Systems, Inc.*	158,800	9,655,040
Electronic Arts, Inc.*	266,900	31,510,214
Fair Isaac Corp.	130,200	18,293,100
Fortinet, Inc.*	654,600	23,460,864
Imperva, Inc.*	48,700	2,113,580
Intuit, Inc.	182,200	25,897,908
Koei Tecmo Holdings Co. Ltd. (Japan)	13,000	273,389
Konami Holdings Corp. (Japan)	13,900	669,191
Manhattan Associates, Inc.*	83,800	3,483,566
Microsoft Corp.	1,327,500	98,885,475
Nexon Co. Ltd. (Japan)*	585,900	15,316,772
Nice Ltd. (Israel)	9,243	748,688
Oracle Corp.	1,773,700	85,758,395
Progress Software Corp.	191,000	7,290,470
SAP SE (Germany)	6,663	730,562
SS&C Technologies Holdings, Inc.	11,300	453,695
Temenos Group AG (Switzerland)*	2,761	282,006
TiVo Corp.	83,900	1,665,415
Varonis Systems, Inc.*	93,600	3,921,840
Verint Systems, Inc.*	134,200	5,616,270
Xero Ltd. (New Zealand)*	113,371	2,534,221

		509,820,277

Specialty Retail — 1.0%
Aaron’s, Inc.	367,100	16,016,573
Arcland Sakamoto Co. Ltd. (Japan)	18,800	283,412

	Shares	Value
COMMON STOCKS (Continued)
Specialty Retail (cont’d.)
Asbury Automotive Group, Inc.*	56,200	$3,433,820
Bed Bath & Beyond, Inc.(a)	157,000	3,684,790
Burlington Stores, Inc.*(a)	263,300	25,134,618
CECONOMY AG (Germany)	27,399	322,641
Conn’s, Inc.*(a)	92,500	2,603,875
Dick’s Sporting Goods, Inc.	428,300	11,568,383
FF Group (Greece)*	3,963	86,290
Five Below, Inc.*(a)	20,100	1,103,088
Foot Locker, Inc.	211,800	7,459,596
Francesca’s Holdings Corp.*(a)	589,700	4,340,192
GameStop Corp. (Class A Stock)(a)	754,200	15,581,772
Gap, Inc. (The)(a)	1,093,000	32,276,290
Genesco, Inc.*	68,400	1,819,440
Groupe Fnac SA (France)*	2,716	261,594
Hibbett Sports, Inc.*(a)	51,600	735,300
Hikari Tsushin, Inc. (Japan)	10,200	1,279,618
JD Sports Fashion PLC (United Kingdom)	319,594	1,602,337
JUMBO SA (Greece)	2,853	47,229
Komeri Co. Ltd. (Japan)	66,700	1,921,351
Michaels Cos., Inc. (The)*	71,000	1,524,370
Murphy USA, Inc.*(a)	69,300	4,781,700
Office Depot, Inc.	3,367,400	15,287,996
Pendragon PLC (United Kingdom)	594,761	255,995
Pier 1 Imports, Inc.	116,900	489,811
Ross Stores, Inc.	336,300	21,714,891
Sally Beauty Holdings, Inc.*(a)	494,200	9,676,436
Sonic Automotive, Inc. (Class A Stock)(a)	75,600	1,542,240
Tilly’s, Inc. (Class A Stock)	83,610	1,002,484
Urban Outfitters, Inc.*(a)	170,000	4,063,000

		191,901,132

Technology Hardware, Storage & Peripherals — 1.6%
Apple, Inc.	1,359,000	209,449,080
Brother Industries Ltd. (Japan)(a)	284,000	6,621,688
Canon, Inc. (Japan)	610,100	20,878,223
Catcher Technology Co. Ltd. (Taiwan)	18,000	168,378
Eizo Corp. (Japan)	6,400	253,572
FUJIFILM Holdings Corp. (Japan)	202,900	7,882,939
HP, Inc.	2,749,500	54,880,020
NCR Corp.*	418,800	15,713,376
Pegatron Corp. (Taiwan)	219,000	570,237
Samsung Electronics Co. Ltd. (South Korea)	3,260	7,335,730
Western Digital Corp.	29,900	2,583,360

		326,336,603

Textiles, Apparel & Luxury Goods — 0.6%
adidas AG (Germany)	34,656	7,848,392
ANTA Sports Products Ltd. (China)	91,000	383,641
China Taifeng Beddings Holdings Ltd. (China)*^	242,000	—
Hermes International (France)	6,264	3,160,351
Lululemon Athletica, Inc.*	105,800	6,586,050
LVMH Moet Hennessy Louis Vuitton SE (France)	43,203	11,942,850
Moncler SpA (Italy)	428,774	12,388,731
Oxford Industries, Inc.	13,300	845,082
PVH Corp.	172,100	21,694,926
Skechers U.S.A., Inc. (Class A Stock)*	1,268,200	31,819,138

A1123

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Textiles, Apparel & Luxury Goods (cont’d.)
Steven Madden Ltd.*	129,800	$5,620,340
Swatch Group AG (The) (Switzerland)	8,794	701,186
Titan Co. Ltd. (India)	116,895	1,047,017
Wolverine World Wide, Inc.(a)	422,700	12,194,895

		116,232,599

Thrifts & Mortgage Finance — 0.1%
Aareal Bank AG (Germany)	9,175	388,941
Deutsche Pfandbriefbank AG (Germany), 144A	266,362	3,992,687
Essent Group Ltd.*	35,000	1,417,500
Federal Agricultural Mortgage Corp. (Class C Stock)	19,200	1,396,608
Flagstar Bancorp, Inc.*	95,000	3,370,600
Housing Development Finance Corp. Ltd. (India)	5,598	149,428
MGIC Investment Corp.*	663,500	8,313,655
Radian Group, Inc.	534,800	9,995,412
Walker & Dunlop, Inc.*	21,500	1,125,095

		30,149,926

Tobacco — 0.5%
Altria Group, Inc.	854,700	54,205,074
British American Tobacco PLC (United Kingdom)	244,634	15,314,982
Gudang Garam Tbk PT (Indonesia)	106,400	520,039
Imperial Brands PLC (United Kingdom)	149,976	6,401,086
Japan Tobacco, Inc. (Japan)	172,400	5,649,714
KT&G Corp. (South Korea)	13,772	1,270,891
Swedish Match AB (Sweden)	478,973	16,822,208

		100,183,994

Trading Companies & Distributors — 0.5%
AKR Corporindo Tbk PT (Indonesia)	580,900	306,069
Applied Industrial Technologies, Inc.	110,800	7,290,640
BMC Stock Holdings, Inc.*	54,200	1,157,170
Bunzl PLC (United Kingdom)	52,323	1,589,533
Foundation Building Materials, Inc.*(a)	70,900	1,002,526
Howden Joinery Group PLC (United Kingdom)	78,679	454,672
ITOCHU Corp. (Japan)	1,263,300	20,698,899
Marubeni Corp. (Japan)(a)	572,300	3,912,358
Mitsubishi Corp. (Japan)	246,500	5,735,028
Mitsui & Co. Ltd. (Japan)	236,300	3,495,093
MSC Industrial Direct Co., Inc. (Class A Stock)	159,500	12,053,415
Rush Enterprises, Inc. (Class A Stock)*	13,100	606,399
Sojitz Corp. (Japan)	2,420,300	6,697,063
Sumitomo Corp. (Japan)	1,275,400	18,362,449
Toyota Tsusho Corp. (Japan)	33,000	1,084,565
United Rentals, Inc.*	121,800	16,898,532
Veritiv Corp.*	54,700	1,777,750
WESCO International, Inc.*	40,300	2,347,475

		105,469,636

Transportation Infrastructure — 0.1%
Abertis Infraestructuras SA (Spain)	108,075	2,184,936
Aena SME SA (Spain), 144A	6,174	1,115,804
Airports of Thailand PCL (Thailand)	716,700	1,270,097
Atlantia SpA (Italy)	56,973	1,800,203

	Shares	Value
COMMON STOCKS (Continued)
Transportation Infrastructure (cont’d.)
BBA Aviation PLC (United Kingdom)	301,316	$1,205,587
Flughafen Zurich AG (Switzerland)	16,793	3,800,503
Fraport AG Frankfurt Airport Services Worldwide (Germany)	74,621	7,092,445
Grupo Aeroportuario del Pacifico SAB de CV (Mexico) (Class B Stock)	30,800	315,442
Hamburger Hafen und Logistik AG (Germany)	16,138	508,858
Jasa Marga Persero Tbk PT (Indonesia)	1,083,100	450,208
Kamigumi Co. Ltd. (Japan)	18,000	417,018
Macquarie Atlas Roads Group (Australia)	79,328	338,408
Sydney Airport (Australia)	171,483	957,652
Transurban Group (Australia)	260,276	2,430,535

		23,887,696

Water Utilities — 0.0%
Cia de Saneamento Basico do Estado de Sao Paulo (Brazil)	101,100	1,060,430
SJW Group	32,400	1,833,840

		2,894,270

Wireless Telecommunication Services — 0.3%
America Movil SAB de CV (Mexico) (Class L Stock)	935,700	830,877
China Mobile Ltd. (China)	72,500	736,017
Globe Telecom, Inc. (Philippines)	8,525	344,440
KDDI Corp. (Japan)	797,600	21,024,718
Mobile TeleSystems PJSC (Russia), ADR	27,500	287,100
Shenandoah Telecommunications Co.	23,700	881,640
Sistema PJSC FC (Russia), GDR	16,790	80,591
SK Telecom Co. Ltd. (South Korea)	4,918	1,097,348
Telephone & Data Systems, Inc.	474,300	13,228,227
TIM Participacoes SA (Brazil)	100,600	368,775
Vodafone Group PLC (United Kingdom)	5,737,958	16,067,343

		54,947,076

TOTAL COMMON STOCKS (cost $11,258,867,704)		12,681,056,210

	Units
RIGHTS* — 0.0%
Waste Disposable — 0.0%
Macquarie Atlas (Australia), expiring 10/04/17 (cost $0)	11,983	2,993

	Shares
PREFERRED STOCKS — 0.1%
Automobiles — 0.1%
Bayerische Motoren Werke AG (Germany) (PRFC)	8,415	750,078
Volkswagen AG (Germany) (PRFC)	129,546	21,148,907

		21,898,985

Banks — 0.0%
Itau Unibanco Holding SA (Brazil) (PRFC)	89,760	1,232,831

A1124

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

		Shares	Value
PREFERRED STOCKS (Continued)
Banks (cont’d.)
Itausa - Investimentos Itau SA (Brazil), (PRFC)		184,800	$644,756

			1,877,587

Beverages — 0.0%
Embotelladora Andina SA (Chile) (PRFC B)		5,612	26,230

Capital Markets — 0.0%
State Street Corp.		60,000	1,633,200

Chemicals — 0.0%
LG Chem Ltd. (South Korea) (PRFC)		208	46,140

Diversified Financial Services — 0.0%
Grupo de Inversiones Suramericana SA (Colombia) (PRFC)		3,158	43,123

Electric Utilities — 0.0%
Cia Paranaense de Energia (Brazil) (PRFC B)		3,100	27,455

Metals & Mining — 0.0%
Vale SA (Brazil) (PRFC)		90,400	842,019
Vedanta Ltd. (India)		16,588	2,603

			844,622

Personal Products — 0.0%
LG Household & Health Care Ltd. (South Korea) (PRFC)		58	30,334

Technology Hardware, Storage & Peripherals — 0.0%
Samsung Electronics Co. Ltd. (South Korea) (PRFC)		508	918,891

TOTAL PREFERRED STOCKS (cost $22,766,619)			27,346,567

UNAFFILIATED EXCHANGE TRADED FUNDS — 0.2%
iShares MSCI EAFE ETF(a)		285,046	19,519,950
iShares MSCI EAFE Small-Cap ETF(a)		160,000	9,920,000
iShares MSCI Emerging Markets ETF(a)		50,000	2,240,500

TOTAL UNAFFILIATED EXCHANGE TRADED FUNDS (cost $29,333,526)			31,680,450

Interest Rate	Maturity Date	Principal Amount (000)#
ASSET-BACKED SECURITIES — 4.4%
Automobiles — 0.3%
AmeriCredit Automobile Receivables Trust,
Series 2013-5, Class C
2.290%	11/08/19	2,553	2,555,566
Series 2016-4, Class C
2.410%	07/08/22	2,100	2,098,847
Series 2017-3, Class C
2.690%	06/19/23	3,770	3,773,475
Avis Budget Rental Car Funding AESOP LLC,
Series 2015-1A, Class A, 144A
2.500%	07/20/21	8,800	8,786,846
Series 2015-2A, Class A, 144A
2.630%	12/20/21	5,200	5,200,735
Series 2016-1A, Class A, 144A

Interest Rate	Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)
Automobiles (cont’d.)
2.990%	06/20/22	3,900	$3,934,570
Ford Credit Auto Owner Trust,
Series 2015-2, Class A, 144A
2.440%	01/15/27	3,200	3,230,729
Series 2016-1, Class A, 144A
2.310%	08/15/27	10,800	10,849,356
Series 2016-2, Class A, 144A
2.030%	12/15/27	7,000	6,946,105
Hertz Vehicle Financing II LP,
Series 2015-1A, Class A, 144A
2.730%	03/25/21	2,100	2,101,243
Hertz Vehicle Financing LLC,
Series 2016-2A, Class A, 144A
2.950%	03/25/22	2,400	2,392,916
OneMain Direct Auto Receivables Trust,
Series 2017-1A, Class A, 144A
2.160%	10/15/20	7,100	7,092,139
Series 2017-1A, Class B, 144A
2.880%	06/15/21	2,300	2,299,480
Santander Drive Auto Receivables Trust,
Series 2013-3, Class C
1.810%	04/15/19	4	3,554
Series 2013-4, Class C
3.250%	01/15/20	372	372,056
Series 2013-5, Class C
2.250%	06/17/19	821	822,016
Series 2014-1, Class C
2.360%	04/15/20	1,344	1,346,226
Series 2014-2, Class C
2.330%	11/15/19	1,508	1,511,217
Series 2014-3, Class C
2.130%	08/17/20	1,753	1,756,219

			67,073,295

Collateralized Loan Obligations — 2.6%
A Voce CLO Ltd. (Cayman Islands),
Series 2014-1A, Class A1R, 3 Month LIBOR + 1.160%, 144A
2.464%(c)	07/15/26	3,250	3,256,476
AIMCO CLO (Cayman Islands),
Series 2015-AA, Class A1, 3 Month LIBOR + 1.700%, 144A
3.004%(c)	01/15/28	16,000	16,013,247
ALM Ltd. (Cayman Islands),
Series 2013-8A, Class A1R, 3 Month LIBOR + 1.490%, 144A
2.794%(c)	10/15/28	7,750	7,822,762
Series 2015-12A, Class A1R, 3 Month LIBOR + 1.050%, 144A
2.354%(c)	04/16/27	10,000	10,043,145
Anchorage Capital CLO Ltd. (Cayman Islands),
Series 2013-1A, Class A2B, 144A
3.500%	07/13/25	4,650	4,650,177
Series 2014-3A, Class A1R, 3 Month LIBOR + 1.430%, 144A
2.744%(c)	04/28/26	4,600	4,609,352
ARES XXVI CLO Ltd. (Cayman Islands),
Series 2013-1A, Class A, 3 Month LIBOR + 1.100%, 144A
2.404%(c)	04/15/25	1,819	1,823,212

A1125

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)
Collateralized Loan Obligations (cont’d.)
ArrowMark Colorado Holdings (Cayman Islands),
Series 2017-6A, Class A1, 3 Month LIBOR + 1.280%, 144A
2.597%(c)	07/15/29	4,500	$4,513,925
Atlas Senior Loan Fund Ltd. (Cayman Islands),
Series 2014-1A, Class AR2, 3 Month LIBOR + 1.260%, 144A
2.563%(c)	07/16/29	20,750	20,759,950
Battalion CLO IV Ltd. (Cayman Islands),
Series 2013-4A, Class A1R, 3 Month LIBOR + 1.140%, 144A
2.453%(c)	10/22/25	7,200	7,207,225
Battalion CLO VIII Ltd. (Cayman Islands),
Series 2015-8A, Class A1R, 3 Month LIBOR + 1.340%, 144A
2.644%(c)	07/18/30	11,750	11,756,508
Bean Creek CLO Ltd. (Cayman Islands),
Series 2015-1A, Class A, 3 Month LIBOR + 1.620%, 144A
2.927%(c)	01/20/28	21,250	21,368,356
Benefit Street Partners CLO Ltd. (Cayman Islands),
Series 2013-IIA, Class A1R, 3 Month LIBOR + 1.250%, 144A
2.554%(c)	07/15/29	10,750	10,756,753
Series 2017-12A, Class A1, 3 Month LIBOR + 1.250%, 144A
2.575%(c)	10/15/30	13,750	13,750,000
Benefit Street Partners CLO VII Ltd. (Cayman Islands),
Series 2015-VIIA, Class A1A, 3 Month LIBOR + 1.530%, 144A
2.834%(c)	07/18/27	500	502,243
BlueMountain CLO Ltd. (Cayman Islands),
Series 2015-1A, Class A1R, 3 Month LIBOR + 1.330%, 144A
2.634%(c)	04/13/27	1,500	1,504,852
Carlyle Global Market Strategies CLO Ltd.,
Series 2012-4A, Class AR, 3 Month LIBOR + 1.450%, 144A
2.757%(c)	01/20/29	7,500	7,576,637
Carlyle US CLO Ltd. (Cayman Islands),
Series 2017-1A, Class A1B, 3 Month LIBOR + 1.230%, 144A
2.391%(c)	04/20/31	10,500	10,512,565
Series 2017-2A, Class A1B, 3 Month LIBOR + 1.220%, 144A
2.551%(c)	07/20/31	7,750	7,781,123
Catamaran CLO Ltd. (Cayman Islands),
Series 2014-2A, Class A1R, 3 Month LIBOR + 1.400%, 144A
2.704%(c)	10/18/26	500	499,739
Series 2015-1A, Class A, 3 Month LIBOR + 1.550%, 144A
2.863%(c)	04/22/27	3,000	3,003,466
Eaton Vance CLO Ltd. (Cayman Islands),
Series 2014-1A, Class AR, 3 Month LIBOR + 1.200%, 144A
2.504%(c)	07/15/26	2,000	2,003,077
ECP CLO Ltd. (Cayman Islands),
Series 2014-6A, Class A1A, 3 Month LIBOR + 1.450%, 144A
2.754%(c)	07/15/26	3,750	3,752,693

Interest Rate	Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)
Collateralized Loan Obligations (cont’d.)
Elevation CLO Ltd. (Cayman Islands),
Series 2014-3A, Class AR, 3 Month LIBOR + 1.180%, 144A
2.484%(c)	10/15/26	3,250	$3,246,718
Series 2015-4A, Class A, 3 Month LIBOR + 1.550%, 144A
2.854%(c)	04/18/27	3,750	3,756,470
ICG US CLO Ltd. (Cayman Islands),
Series 2017-2A, Class A1, 3 Month LIBOR + 1.280%, 144A
2.597%(c)	10/23/29	10,000	10,077,444
Jefferson Mill CLO Ltd. (Cayman Islands),
Series 2015-1A, Class A1, 3 Month LIBOR + 1.500%, 144A
2.807%(c)	07/20/27	5,500	5,498,148
JMP Credit Advisors CLO IV Ltd. (Cayman Islands),
Series 2017-1A, Class A, 3 Month LIBOR + 1.370%, 144A
2.695%(c)	07/17/29	4,250	4,252,060
KVK CLO Ltd. (Cayman Islands),
Series 2014-1A, Class A1R, 3 Month LIBOR + 1.300%, 144A
2.615%(c)	05/15/26	2,500	2,500,566
Series 2014-2A, Class AR, 3 Month LIBOR + 1.180%, 144A
2.484%(c)	07/15/26	12,000	12,028,836
Series 2014-3A, Class AR, 3 Month LIBOR + 1.200%, 144A
2.504%(c)	10/15/26	7,500	7,501,929
Mill Creek CLO Ltd. (Cayman Islands),
Series 2016-1A, Class A, 3 Month LIBOR + 1.750%, 144A
3.057%(c)	04/20/28	6,500	6,536,580
MP CLO Ltd. (Cayman Islands),
Series 2013-1A, Class A, 3 Month LIBOR + 1.180%, 144A
2.487%(c)	04/20/25	6,922	6,921,601
OCP CLO Ltd. (Cayman Islands),
Series 2017-13A, Class A1A, 3 Month LIBOR + 1.260%, 144A
2.561%(c)	07/15/30	11,000	11,005,063
OZLM Funding Ltd. (Cayman Islands),
Series 2012-2A, Class A1R, 3 Month LIBOR + 1.440%, 144A
2.751%(c)	10/30/27	6,750	6,768,790
OZLM Ltd. (Cayman Islands),
Series 2015-11A, Class A1R, 3 Month LIBOR + 1.250%, 144A
2.561%(c)	10/30/30	12,750	12,757,113
Palmer Square CLO Ltd. (Cayman Islands),
Series 2015-1A, Class A1R, 3 Month LIBOR + 1.300%, 144A
2.616%(c)	05/21/29	20,250	20,250,061
Regatta VII Funding Ltd. (Cayman Islands),
Series 2016-1A, Class A1, 3 Month LIBOR + 1.520%, 144A
2.794%(c)	12/20/28	4,250	4,250,158
Regatta VIII Funding Ltd. (Cayman Islands),
Series 2017-1A, Class A, 3 Month LIBOR + 1.250%, 144A
2.619%(c)	10/17/30	7,500	7,534,500

A1126

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)
Collateralized Loan Obligations (cont’d.)
Silver Creek CLO Ltd. (Cayman Islands),
Series 2014-1A, Class AR, 3 Month LIBOR + 1.240%, 144A
2.797%(c)	07/20/30	12,000	$12,105,524
Sound Point CLO Ltd. (Cayman Islands),
Series 2015-2A, Class A, 3 Month LIBOR + 1.520%, 144A
2.827%(c)	07/20/27	5,000	5,000,201
Series 2016-1A, Class A, 3 Month LIBOR + 1.650%, 144A
2.957%(c)	07/20/28	7,000	7,081,055
Series 2016-2A, Class A, 3 Month LIBOR + 1.660%, 144A
2.967%(c)	10/20/28	9,250	9,347,172
Series 2017-2A, Class A, 3 Month LIBOR + 1.280%, 144A
2.567%(c)	07/25/30	10,000	10,027,567
Series 2017-3A, Class A1B, 3 Month LIBOR + 1.220%, 144A^
2.553%(c)	10/20/30	13,250	13,250,000
Telos CLO (Cayman Islands),
Series 2013-3A, Class AR, 3 Month LIBOR + 1.300%, 144A
2.571%(c)	07/17/26	25,000	25,013,383
TICP CLO Ltd. (Cayman Islands),
Series 2016-6A, Class A, 3 Month LIBOR + 1.550%, 144A
2.854%(c)	01/15/29	2,750	2,775,867
TICP CLO VII Ltd. (Cayman Islands),
Series 2017-7A, Class AS, 3 Month LIBOR + 1.230%, 144A
2.534%(c)	07/15/29	10,500	10,503,783
Trinitas CLO IV Ltd. (Cayman Islands),
Series 2016-4A, Class A, 3 Month LIBOR + 1.750%, 144A
3.054%(c)	04/18/28	13,750	13,812,751
Trinitas CLO V Ltd. (Cayman Islands),
Series 2016-5A, Class A, 3 Month LIBOR + 1.700%, 144A
3.014%(c)	10/25/28	10,500	10,542,072
Trinitas CLO VI Ltd. (Cayman Islands),
Series 2017-6A, Class A, 3 Month LIBOR + 1.320%, 144A
2.655%(c)	07/25/29	16,250	16,258,158
Tryon Park CLO Ltd. (Cayman Islands),
Series 2013-1A, Class A1, 3 Month LIBOR + 1.120%, 144A
2.424%(c)	07/15/25	5,500	5,507,836
Voya CLO Ltd. (Cayman Islands),
Series 2013-2A, Class A1, 3 Month LIBOR + 1.150%, 144A
2.464%(c)	04/25/25	8,701	8,736,030
Wellfleet CLO Ltd. (Cayman Islands),
Series 2016-2A, Class A1, 3 Month LIBOR + 1.650%, 144A
2.957%(c)	10/20/28	7,500	7,542,314
Series 2017-1A, Class A1, 3 Month LIBOR + 1.320%, 144A
2.431%(c)	04/20/29	9,000	9,003,462
Series 2017-2A, Class A1, 3 Month LIBOR + 1.250%, 144A
2.626%(c)	10/20/29	12,750	12,808,395
West CLO Ltd. (Cayman Islands),
Series 2013-1A, Class A1AR, 3 Month LIBOR + 1.160%, 144A
2.472%(c)	11/07/25	2,500	2,500,739

Interest Rate	Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)
Collateralized Loan Obligations (cont’d.)
Series 2014-1A, Class A1R, 3 Month LIBOR + 0.920%, 144A
2.245%(c)	07/18/26	16,000	$15,998,003
Zais CLO Ltd. (Cayman Islands),
Series 2017-1A, Class A1, 3 Month LIBOR + 1.370%, 144A
2.572%(c)	07/15/29	13,500	13,505,937
Series 2017-2A, Class A, 3 Month LIBOR + 1.290%, 144A
2.600%(c)	04/15/30	7,000	7,032,060

			518,705,829

Consumer Loans — 0.4%
OneMain Financial Issuance Trust,
Series 2014-1A, Class A, 144A
2.430%	06/18/24	2	1,529
Series 2014-2A, Class A, 144A
2.470%	09/18/24	504	504,777
Series 2015-1A, Class A, 144A
3.190%	03/18/26	14,765	14,909,465
Series 2015-2A, Class A, 144A
2.570%	07/18/25	5,303	5,312,672
Series 2016-1A, Class A, 144A
3.660%	02/20/29	15,350	15,713,029
Series 2016-2A, Class A, 144A
4.100%	03/20/28	3,460	3,520,093
Series 2017-1A, Class B, 144A
2.790%	09/14/32	2,500	2,483,581
Oportun Funding VI LLC,
Series 2017-A, Class A, 144A
3.230%	06/08/23	3,250	3,271,413
SpringCastle America Funding LLC,
Series 2016-AA, Class A, 144A
3.050%	04/25/29	15,169	15,271,944
Springleaf Funding Trust,
Series 2015-AA, Class A, 144A
3.160%	11/15/24	29,631	29,837,973

			90,826,476

Credit Cards — 0.2%
Chase Issuance Trust,
Series 2016-A1, Class A, 1 Month LIBOR + 0.410%
1.644%(c)	05/17/21	9,400	9,448,798
Discover Card Execution Note Trust,
Series 2015-A2, Class A
1.900%	10/17/22	10,900	10,900,164
Series 2017-A5, Class A5, 1 Month LIBOR + 0.600%
1.834%(c)	12/15/26	15,300	15,452,588

			35,801,550

Home Equity Loans — 0.3%
Accredited Mortgage Loan Trust,
Series 2004-3, Class 2A5, 1 Month LIBOR + 1.080%
2.317%(c)	10/25/34	2,910	2,960,021
Aegis Asset Backed Securities Trust Mortgage Pass-Through Certificates,
Series 2004-1, Class M1, 1 Month LIBOR + 1.020%
2.257%(c)	04/25/34	4,088	4,051,545
Ameriquest Mortgage Securities, Inc., Asset-Backed Pass-Through Certificates,
Series 2003-AR1, Class M3, 1 Month LIBOR + 4.500%
5.100%(c)	01/25/33	2,510	2,518,282

A1126

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)
Home Equity Loans (cont’d.)
Argent Securities, Inc., Asset-Backed Pass-Through Certificates,
Series 2003-W5, Class AV2, 1 Month LIBOR + 0.760%
1.997%(c)	10/25/33	958	$919,541
Series 2003-W7, Class A2, 1 Month LIBOR + 0.780%
2.017%(c)	03/25/34	1,975	1,943,388
Series 2003-W7, Class M1, 1 Month LIBOR + 1.040%
2.272%(c)	03/25/34	863	865,468
Series 2003-W10, Class M1, 1 Month LIBOR + 1.080%
2.317%(c)	01/25/34	1,411	1,379,540
Asset-Backed Securities Corp. Home Equity Loan Trust,
Series 2003-HE1, Class M2, 1 Month LIBOR + 3.530%
4.759%(c)	01/15/33	200	201,449
Series 2004-HE7, Class M1, 1 Month LIBOR + 0.980%
2.212%(c)	10/25/34	5,260	5,314,844
Series 2005-HE1, Class M1, 1 Month LIBOR + 0.750%
1.987%(c)	03/25/35	3,498	3,514,976
CDC Mortgage Capital Trust,
Series 2003-HE1, Class M1, 1 Month LIBOR + 1.350%
2.587%(c)	08/25/33	3,206	3,191,791
Series 2003-HE4, Class M1, 1 Month LIBOR + 0.980%
2.212%(c)	03/25/34	1,016	999,371
Home Equity Asset Trust,
Series 2002-1, Class M1, 1 Month LIBOR + 1.320%
2.557%(c)	11/25/32	1,264	1,262,524
Series 2002-5, Class M1, 1 Month LIBOR + 1.700%
2.937%(c)	05/25/33	2,720	2,707,813
Series 2003-8, Class M1, 1 Month LIBOR + 1.080%
2.317%(c)	04/25/34	866	874,073
Merrill Lynch Mortgage Investors Trust,
Series 2003-OPT1, Class A3, 1 Month LIBOR + 0.720%
1.957%(c)	07/25/34	278	273,909
Series 2004-HE2, Class A1A, 1 Month LIBOR + 0.800%
2.037%(c)	08/25/35	811	735,215
Morgan Stanley ABS Capital I, Inc. Trust,
Series 2003-HE3, Class M1, 1 Month LIBOR + 1.020%
2.257%(c)	10/25/33	1,023	1,022,285
Series 2003-NC7, Class M1, 1 Month LIBOR + 1.050%
2.287%(c)	06/25/33	862	852,463
Series 2004-HE8, Class M1, 1 Month LIBOR + 0.960%
2.197%(c)	09/25/34	5,000	4,977,699
Series 2005-HE2, Class M1, 1 Month LIBOR + 0.600%
1.837%(c)	01/25/35	1,928	1,918,952
Morgan Stanley Home Equity Loan Trust,
Series 2005-3, Class M2, 1 Month LIBOR + 0.710%
1.942%(c)	08/25/35	2,098	2,105,982
Option One Mortgage Acceptance Corp., Asset-Backed Certificates,
Series 2003-4, Class A2, 1 Month LIBOR + 0.640%
1.877%(c)	07/25/33	1,068	1,036,210
Series 2003-6, Class A2, 1 Month LIBOR + 0.660%
1.897%(c)	11/25/33	1,689	1,649,899
RAMP Trust,
Series 2005-EFC2, Class M3, 1 Month LIBOR + 0.740%
1.972%(c)	07/25/35	1,662	1,663,964
Specialty Underwriting & Residential Finance Trust,
Series 2004-BC1, Class M1, 1 Month LIBOR + 0.770%
2.002%(c)	02/25/35	1,336	1,308,052

Interest Rate	Maturity Date	Principal Amount (000)#		Value
ASSET-BACKED SECURITIES (Continued)
Home Equity Loans (cont’d.)
Wells Fargo Home Equity Asset-Backed Securities Trust,
Series 2005-3, Class M4, 1 Month LIBOR + 0.590%
1.827%(c)	11/25/35		1,052	$1,059,254

				51,308,510

Residential Mortgage-Backed Securities — 0.5%
Ameriquest Mortgage Securities, Inc., Asset-Backed Pass-Through Certificates,
Series 2005-R6, Class M1, 1 Month LIBOR + 0.600%
1.837%(c)	08/25/35		978	979,948
Bear Stearns Asset-Backed Securities Trust,
Series 2004-SD2, Class A1
4.331%(cc)	03/25/44		1,079	1,076,491
Chase Funding Trust,
Series 2003-1, Class 2A2, 1 Month LIBOR + 0.660%
1.897%(c)	11/25/32		675	651,408
CIT Mortgage Loan Trust,
Series 2007-1, Class 2A3, 1 Month LIBOR + 1.450%, 144A
2.687%(c)	10/25/37		4,686	4,718,191
Credit-Based Asset Servicing & Securitization LLC,
Series 2004-CB5, Class M1, 1 Month LIBOR + 0.920%
2.152%(c)	01/25/34		2,798	2,810,675
CSMC Trust,
Series 2016-RPL1, Class A1, 1 Month LIBOR + 3.150%, 144A
4.387%(c)	12/26/46		10,860	10,895,266
Series 2017-6R, Class 1A1
2.790%(cc)	03/06/47		10,537	10,558,151
GSAMP Trust,
Series 2004-HE2, Class M1, 1 Month LIBOR + 0.980%
2.212%(c)	09/25/34		5,556	5,612,572
Merrill Lynch Mortgage Investors Trust,
Series 2005-WMC1, Class M1, 1 Month LIBOR + 0.750%
1.987%(c)	09/25/35		1,611	1,561,792
Park Place Securities, Inc., Asset-Backed Pass-Through Certificates,
Series 2005-WHQ2, Class M2, 1 Month LIBOR + 0.690%
1.927%(c)	05/25/35		6,528	6,542,158
Popular ABS Mortgage Pass-Through Trust,
Series 2005-4, Class M1, 1 Month LIBOR + 0.460%
1.697%(c)	09/25/35		6,640	6,649,619
Series 2005-5, Class AF4
4.202%(cc)	11/25/35		2,250	2,221,788
Specialty Underwriting & Residential Finance Trust,
Series 2003-BC1, Class M1, 1 Month LIBOR + 1.200%
2.437%(c)	01/25/34		1,568	1,565,681
Series 2004-BC4, Class A2C, 1 Month LIBOR + 0.980%
2.217%(c)	10/25/35		7,340	7,197,419
Structured Asset Securities Corp. Mortgage Pass-Through Certificates,
Series 2003-BC3, Class M1, 1 Month LIBOR + 1.130%
2.362%(c)	04/25/33		2,725	2,668,205
Towd Point Mortgage Funding,
Series 2017-A11, Class M1
1.132%(cc)	05/20/45	GBP	11,269	15,114,390
Towd Point Mortgage Trust,
Series 2015-2, Class 1M2, 144A
3.474%(cc)	11/25/60		4,000	4,156,468
Series 2017-4, Class A1, 144A
2.750%(cc)	06/25/57		9,009	9,050,487

A1127

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
ASSET-BACKED SECURITIES (Continued)
Residential Mortgage-Backed Securities (cont’d.)
VOLT LVII LLC,
Series 2017-NPL4, Class A1, 144A
3.375%	04/25/47		1,282	$1,289,028
VOLT LX LLC,
Series 2017-NPL7, Class A1, 144A
3.250%	04/25/59		1,180	1,184,914

				96,504,651

Student Loans — 0.1%
Commonbond Student Loan Trust,
Series 2017-AGS, Class A2, 1 Month LIBOR + 0.850%, 144A
2.084%(c)	05/25/41		7,016	7,060,969
Earnest Student Loan Program LLC,
Series 2017-A, Class A1, 1 Month LIBOR + 1.000%, 144A
2.237%(c)	01/25/41		4,122	4,121,982
Series 2017-A, Class A2, 144A
2.650%	01/25/41		8,184	8,146,213

				19,329,164

TOTAL ASSET-BACKED SECURITIES (cost $871,419,933)				879,549,475

BANK LOANS(c) — 0.1%
Consumer Cyclical – Services — 0.0%
Obol France 3 SAS
Term Loan, 3 Month EURIBOR + 3.750%
3.750%	04/11/23	EUR	1,205	1,437,105

Diversified Financial Services — 0.0%
McAfee LLC,
Term Loan, 3 Month LIBOR + 4.500%
5.833%	09/30/24		7,525	7,558,863

Healthcare & Pharmaceutical — 0.0%
Avantor,
Term Loan, 3 Month EURIBOR + 4.250%
4.250%	09/30/24	EUR	1,375	1,628,489

Pharmaceuticals — 0.0%
Valeant Pharmaceuticals International, Inc.,
Series F Tranche B Term Loan, 1 Month LIBOR + 4.750%
5.990%	04/01/22		786	799,907

Retail — 0.1%
Intervias Finco Ltd.,
Facility D1, 3 Month GBP LIBOR + 5.000%
5.286%	01/31/23	GBP	4,400	5,931,920
Rite Aid Corp.,
Tranche 2 Term Loan (Second Lien), 1 Month LIBOR + 3.875%
5.115%	06/21/21		1,750	1,756,199

				7,688,119

Technology — 0.0%
Dell International LLC,
Term A-3 Loan, 1 Month LIBOR + 2.000%
3.334%	12/31/18		2,500	2,500,893
First Data Corp.,
2020 Term A Loan, 1 Month LIBOR + 2.000%
3.237%	06/02/20		2,406	2,408,129
Peer Holdings BV (United Kingdom),
Facility B, 3 Month EURIBOR + 3.250%
3.500%	02/25/22	EUR	2,000	2,382,106

Interest Rate	Maturity Date	Principal Amount (000)#	Value
BANK LOANS(c) (Continued)
Technology (cont’d.)

			$7,291,128

TOTAL BANK LOANS (cost $27,108,310)			26,403,611

COMMERCIAL MORTGAGE-BACKED SECURITIES — 4.1%
Banc of America Commercial Mortgage Trust,
Series 2008-1, Class A1A
6.465%(cc)	02/10/51	2,711	2,715,540
BANK,
Series 2017-BNK4, Class A3
3.362%	05/15/50	13,400	13,688,486
Series 2017-BNK5, Class A3
3.020%	06/15/60	24,420	24,494,156
Series 2017-BNK7, Class A4
3.175%	09/15/60	34,400	34,548,887
CD Mortgage Trust,
Series 2017-CD5, Class A3
3.171%	08/15/50	16,000	16,051,518
CFCRE Commercial Mortgage Trust,
Series 2016-C6, Class A2
2.950%	11/10/49	17,000	16,712,681
Series 2017-C8, Class A3
3.305%	06/15/50	19,400	19,600,095
CGMS Commercial Mortgage Trust,
Series 2017-B1, Class A3
3.197%	08/15/50	22,300	22,401,800
Citigroup Commercial Mortgage Trust,
Series 2014-GC21, Class A4
3.575%	05/10/47	3,850	4,008,885
Series 2015-GC31, Class A3
3.497%	06/10/48	8,000	8,272,829
Commercial Mortgage Trust,
Series 2014-CR16, Class A4
4.051%	04/10/47	890	950,603
Series 2014-CR20, Class A3
3.326%	11/10/47	6,000	6,137,859
Series 2014-UBS2, Class A5
3.961%	03/10/47	5,578	5,910,732
Series 2014-UBS4, Class A3
3.430%	08/10/47	5,900	6,069,208
Series 2014-UBS6, Class A4
3.378%	12/10/47	1,600	1,640,679
Series 2015-CR25, Class A3
3.505%	08/10/48	16,000	16,555,504
Series 2015-CR26, Class A3
3.359%	10/10/48	3,000	3,068,110
Series 2015-CR26, Class A4
3.630%	10/10/48	10,000	10,399,050
Series 2015-CR27, Class A3
3.349%	10/10/48	20,050	20,451,916
Series 2015-DC1, Class A4
3.078%	02/10/48	5,000	5,029,548
Series 2015-LC21, Class A3
3.445%	07/10/48	7,000	7,209,508
Series 2015-LC23, Class A3
3.521%	10/10/48	20,000	20,618,576
Series 2016-COR1, Class A3

A1128

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
2.826%	10/10/49	11,000	$10,781,814
CSAIL Commercial Mortgage Trust,
Series 2015-C2, Class A3
3.231%	06/15/57	8,000	8,114,355
Series 2015-C3, Class A3
3.447%	08/15/48	7,000	7,183,681
DBJPM Mortgage Trust,
Series 2016-C3, Class A4
2.632%	09/10/49	10,900	10,573,153
Fannie Mae-Aces,
Series 2015-M8, Class AB2
2.829%(cc)	01/25/25	5,145	5,210,245
Series 2015-M17, Class A2
3.038%(cc)	11/25/25	9,500	9,664,571
Series 2017-M1, Class A2
2.497%(cc)	10/25/26	13,826	13,379,268
Series 2017-M4, Class A2
2.680%(cc)	12/25/26	25,500	24,974,812
FHLMC Multifamily Structured Pass-Through Certificates,
Series K064, Class AM
3.327%(cc)	03/25/27	21,800	22,459,603
Series K008, Class X1, IO
1.693%(cc)	06/25/20	11,429	393,765
Series K025, Class X1, IO
0.998%(cc)	10/25/22	12,856	466,212
Series K050, Class A2
3.334%(cc)	08/25/25	4,000	4,184,344
Series K052, Class X1, IO
0.807%(cc)	11/25/25	109,925	4,820,480
Series K055, Class X1, IO
1.502%(cc)	03/25/26	32,535	3,080,248
Series K057, Class X1, IO
1.327%(cc)	07/25/26	35,244	2,975,425
Series K058, Class X1, IO
1.058%(cc)	08/25/26	204,892	13,974,152
GS Mortgage Securities Corp. II,
Series 2015-GC30, Class A4
3.382%	05/10/50	13,320	13,661,677
GS Mortgage Securities Trust,
Series 2013-GC12, Class A3
2.860%	06/10/46	7,900	7,979,759
Series 2015-GC34, Class A3
3.244%	10/10/48	8,300	8,424,499
Series 2015-GS1, Class A2
3.470%	11/10/48	20,000	20,630,362
Series 2017-GS6, Class A2
3.164%	05/10/50	15,500	15,588,623
Series 2017-GS7, Class AAB
3.203%	08/10/50	10,332	10,531,763
JPMBB Commercial Mortgage Securities Trust,
Series 2013-C17, Class A2
3.003%	01/15/47	2,204	2,223,078
Series 2014-C19, Class A3
3.669%	04/15/47	6,240	6,463,399
Series 2014-C21, Class A4
3.493%	08/15/47	3,900	4,041,485
Series 2014-C25, Class A4A1
3.408%	11/15/47	7,000	7,198,737

Interest Rate	Maturity Date	Principal Amount (000)#	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
Series 2015-C28, Class A2
2.773%	10/15/48	1,850	$1,875,388
Series 2015-C28, Class A4
3.227%	10/15/48	4,700	4,770,772
JPMCC Commercial Mortgage Securities Trust,
Series 2017-JP6, Class A4
3.224%	07/15/50	19,500	19,698,214
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2013-LC11, Class A4
2.694%	04/15/46	6,368	6,444,471
LCCM,
Series 2017-LC26, Class A4, 144A
3.551%	07/12/50	13,800	14,101,740
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2015-C21, Class A4
3.338%	03/15/48	11,325	11,548,979
Series 2015-C23, Class A3
3.451%	07/15/50	6,800	6,989,419
Series 2015-C26, Class A4
3.252%	10/15/48	28,000	28,385,067
Series 2017-C33, Class A4
3.337%	05/15/50	50,000	50,767,530
Morgan Stanley Capital I Trust,
Series 2017-H1, Class A4
3.259%	06/15/50	25,000	25,335,393
Series 2017-H1, Class XB, IO
0.892%(cc)	06/15/50	175,741	10,395,344
UBS Commercial Mortgage Trust,
Series 2017-C3, Class ASB
3.215%	08/15/50	15,001	15,293,979
UBS-Barclays Commercial Mortgage Trust,
Series 2012-C4, Class A3
2.533%	12/10/45	6,836	6,896,223
Wells Fargo Commercial Mortgage Trust,
Series 2016-BNK1, Class A2
2.399%	08/15/49	19,500	18,546,471
Series 2017-C39, Class ASB
3.212%	09/15/50	11,915	12,171,059
Series 2013-LC12, Class A4
4.218%(cc)	07/15/46	10,000	10,782,910
Series 2014-LC16, Class A4
3.548%	08/15/50	1,420	1,475,535
Series 2015-LC20, Class A4
2.925%	04/15/50	5,000	4,991,326
Series 2015-NXS1, Class A4
2.874%	05/15/48	7,500	7,471,241
Series 2015-NXS4, Class A3
3.452%	12/15/48	16,700	17,174,843
Series 2016-BNK1, Class XB, IO
1.484%(cc)	08/15/49	34,818	3,545,970
Series 2016-C37, Class A4
3.525%	12/15/49	8,000	8,268,201
Series 2016-LC24, Class A3
2.684%	10/15/49	14,500	14,045,814
Series 2017-C38, Class A4
3.190%	07/15/50	17,500	17,604,755
WFRBS Commercial Mortgage Trust,
Series 2013-C13, Class A3

A1129

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
2.749%	05/15/45	2,850	$2,868,457

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $825,538,828)			826,964,781

CORPORATE BONDS — 10.0%
Aerospace & Defense — 0.1%
Harris Corp.,
Sr. Unsec’d. Notes
3.832%	04/27/25	420	435,626
Lockheed Martin Corp.,
Sr. Unsec’d. Notes
2.500%	11/23/20	4,395	4,462,889
3.100%	01/15/23	2,220	2,286,551
3.550%	01/15/26	2,540	2,621,650
Sr. Unsec’d. Notes, 144A
4.090%	09/15/52	2,262	2,261,978
Rockwell Collins, Inc.,
Sr. Unsec’d. Notes
3.200%	03/15/24	4,800	4,888,818
United Technologies Corp.,
Sr. Unsec’d. Notes
3.750%	11/01/46	755	728,080

			17,685,592

Agriculture — 0.1%
Altria Group, Inc.,
Gtd. Notes
3.875%	09/16/46	1,650	1,612,862
4.000%	01/31/24	1,200	1,274,586
BAT Capital Corp. (United Kingdom),
Gtd. Notes, 144A
3.222%	08/15/24	14,235	14,270,074
Imperial Brands Finance PLC (United Kingdom),
Gtd. Notes, 144A
2.050%	02/11/18	3,820	3,822,018
Philip Morris International, Inc.,
Sr. Unsec’d. Notes
1.625%	02/21/19	3,510	3,507,578

			24,487,118

Airlines — 0.1%
Continental Airlines 2007-1 Class A,
Pass-Through Certificates
5.983%	10/19/23	1,252	1,377,523
Delta Air Lines 2007-1 Class A,
Pass-Through Certificates
6.821%	02/10/24	726	837,123
Delta Air Lines, Inc.,
Sr. Unsec’d. Notes
2.875%	03/13/20	6,935	7,012,988
Southwest Airlines Co.,
Sr. Unsec’d. Notes
2.650%	11/05/20	2,440	2,472,610
United Airlines 2015-1 Class AA,
Pass-Through Certificates
3.450%	06/01/29	1,751	1,792,533

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Airlines (cont’d.)
US Airways 2013-1 Class A,
Pass-Through Certificates
3.950%	05/15/27		2,296	$2,396,372

				15,889,149

Apparel — 0.0%
Hanesbrands Finance Luxembourg SCA,
Gtd. Notes, 144A
3.500%	06/15/24	EUR	1,180	1,494,490

Auto Manufacturers — 0.3%
Ford Motor Co.,
Sr. Unsec’d. Notes
4.750%	01/15/43		7,050	6,911,932
5.291%	12/08/46		175	182,596
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
3.336%	03/18/21		4,820	4,929,477
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.940%
2.244%(c)	01/09/18		4,095	4,102,558
General Motors Co.,
Sr. Unsec’d. Notes
4.875%	10/02/23		6,070	6,564,986
5.150%	04/01/38		790	809,979
6.250%	10/02/43		2,005	2,291,396
General Motors Financial Co., Inc.,
Gtd. Notes
3.150%	01/15/20		1,805	1,836,544
3.200%	07/06/21		4,470	4,548,572
3.700%	11/24/20		15,120	15,653,463
Harley-Davidson Financial Services, Inc.,
Gtd. Notes, MTN, 144A
2.850%	01/15/21		10,420	10,543,112
Jaguar Land Rover Automotive PLC (United Kingdom),
Gtd. Notes, 144A
2.200%	01/15/24	EUR	555	661,526
4.250%	11/15/19		1,430	1,471,113

				60,507,254

Auto Parts & Equipment — 0.1%
Adient Global Holdings Ltd.,
Gtd. Notes, 144A
4.875%	08/15/26		1,040	1,063,399
Goodyear Tire & Rubber Co. (The),
Gtd. Notes
5.125%	11/15/23		570	596,363
IHO Verwaltungs GmbH (Germany),
Sr. Sec’d. Notes, Cash coupon 3.250% or PIK 4.000%, 144A
3.250%	09/15/23	EUR	2,060	2,528,972
Sr. Sec’d. Notes, Cash coupon 3.750% or PIK 4.500%, 144A
3.750%	09/15/26	EUR	1,980	2,474,707
Sr. Sec’d. Notes, Cash coupon 4.750% or PIK 5.500%, 144A
4.750%	09/15/26		530	539,938
Lear Corp.,
Sr. Unsec’d. Notes
5.250%	01/15/25		1,770	1,891,983

A1130

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Auto Parts & Equipment (cont’d.)
Magna International, Inc. (Canada),
Sr. Unsec’d. Notes
3.625%	06/15/24	4,190	$4,325,796

			13,421,158

Banks — 2.7%
Agence Francaise de Developpement (France),
Sr. Unsec’d. Notes
1.625%	01/21/20	7,000	6,947,255
Australia & New Zealand Banking Group Ltd. (Australia),
Jr. Sub. Notes, 144A
6.750%	12/31/49	735	830,550
Banco Santander SA (Spain),
Sr. Unsec’d. Notes
3.500%	04/11/22	3,600	3,686,807
Bank Nederlandse Gemeenten NV (Netherlands),
Sr. Unsec’d. Notes, 144A
1.250%	10/29/18	5,000	4,980,495
Sr. Unsec’d. Notes, MTN
1.125%	05/25/18	3,000	2,992,319
Sr. Unsec’d. Notes, MTN, 144A
1.750%	10/05/20	2,800	2,789,444
2.375%	02/01/22	5,000	5,053,155
Bank of America Corp.,
Jr. Sub. Notes(a)
5.125%	12/31/49	1,630	1,664,686
5.200%	12/31/49	1,260	1,300,950
6.300%	12/31/49	1,700	1,921,000
6.500%	12/31/49	420	474,863
Sr. Unsec’d. Notes, GMTN
3.300%	01/11/23	4,000	4,097,806
Sr. Unsec’d. Notes, MTN
4.000%	04/01/24	1,380	1,457,905
4.443%	01/20/48	14,230	15,409,187
5.000%	01/21/44	1,665	1,929,955
5.625%	07/01/20	3,720	4,051,603
Sr. Unsec’d. Notes, MTN, 3 Month LIBOR + 0.870%
2.169%(c)	04/01/19	4,960	5,004,615
Sub. Notes
6.110%	01/29/37	3,080	3,851,044
Sub. Notes, MTN
3.950%	04/21/25	17,905	18,426,470
4.000%	01/22/25	4,527	4,684,499
4.200%	08/26/24	1,695	1,782,686
Bank of America NA,
Sr. Unsec’d. Notes
2.050%	12/07/18	8,000	8,026,594
Bank of New York Mellon Corp. (The),
Jr. Sub. Notes
4.625%	12/31/49	8,595	8,768,619
Barclays Bank PLC (United Kingdom),
Sub. Notes, 144A
10.179%	06/12/21	6,700	8,297,399
Barclays PLC (United Kingdom),
Sr. Unsec’d. Notes
3.200%	08/10/21	1,960	1,990,106
3.650%	03/16/25	1,310	1,312,744
4.375%	01/12/26	3,575	3,732,632
4.950%	01/10/47	2,470	2,699,370

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Banks (cont’d.)
Sub. Notes
5.200%	05/12/26	1,280	$1,366,597
BB&T Corp.,
Sr. Unsec’d. Notes, MTN
2.625%	06/29/20	6,015	6,113,046
Sr. Unsec’d. Notes, MTN, 3 Month LIBOR + 0.570%
1.890%(c)	06/15/20	3,425	3,445,151
BBVA Banco Continental SA (Peru),
Sr. Unsec’d. Notes, 144A
3.250%	04/08/18	1,680	1,692,096
BNP Paribas SA (France),
Sub. Notes, 144A
4.625%	03/13/27	1,070	1,132,741
Capital One NA,
Sr. Unsec’d. Notes
2.250%	09/13/21	2,575	2,539,869
2.350%	01/31/20	1,945	1,955,304
2.950%	07/23/21	2,000	2,026,758
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.770%
2.082%(c)	09/13/19	1,585	1,595,421
CIT Group, Inc.,
Sr. Unsec’d. Notes
5.000%	08/15/22	1,590	1,720,698
5.000%	08/01/23	500	538,750
Citigroup, Inc.,
Jr. Sub. Notes
5.350%	12/31/49(a)	670	695,661
5.900%	12/31/49	2,500	2,693,750
5.950%	12/31/49	10,570	11,138,138
5.950%	12/31/49	8,500	9,190,625
Sr. Unsec’d. Notes
2.050%	12/07/18	8,050	8,061,624
2.150%	07/30/18	2,935	2,943,421
2.700%	03/30/21	7,415	7,497,668
2.900%	12/08/21	2,655	2,687,710
3.200%	10/21/26	1,240	1,220,414
3.700%	01/12/26	2,365	2,424,761
4.281%	04/24/48	1,300	1,368,486
5.875%	01/30/42	1,150	1,465,559
8.125%	07/15/39	2,645	4,183,621
Sub. Notes
3.875%	03/26/25	4,735	4,844,777
4.450%	09/29/27	6,010	6,343,774
4.750%	05/18/46	180	195,945
Citizens Bank NA,
Sr. Unsec’d. Notes, MTN
2.300%	12/03/18	7,390	7,417,671
Commonwealth Bank of Australia (Australia),
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.640%, 144A
1.952%(c)	11/07/19	1,330	1,338,980
Sr. Unsec’d. Notes, MTN, 144A
2.000%	09/06/21	2,000	1,965,789
Cooperatieve Rabobank UA (Netherlands),
Gtd. Notes
3.950%	11/09/22	2,595	2,723,414
Gtd. Notes, MTN
3.875%	02/08/22	750	795,092

A1131

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Banks (cont’d.)
Credit Suisse AG (Switzerland),
Sr. Unsec’d. Notes
1.700%	04/27/18	4,295	$4,298,381
Credit Suisse Group Funding Guernsey Ltd. (Switzerland),
Gtd. Notes
3.125%	12/10/20	1,331	1,357,704
3.450%	04/16/21	2,280	2,339,646
3.750%	03/26/25	600	611,174
Danske Bank A/S (Denmark),
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.580%, 144A
1.896%(c)	09/06/19	6,825	6,859,640
Deutsche Bank AG (Germany),
Sr. Unsec’d. Notes, GMTN
3.375%	05/12/21	3,640	3,709,836
Development Bank of Japan, Inc. (Japan),
Gov’t. Gtd. Notes, MTN
1.000%	01/22/18	6,250	6,235,838
Dexia Credit Local SA (France),
Gov’t. Liquid Gtd. Notes
1.875%	01/29/20	5,500	5,476,475
Gov’t. Liquid Gtd. Notes, 144A
1.875%	09/15/21	4,000	3,923,400
2.250%	02/18/20	500	500,944
2.375%	09/20/22	1,000	997,267
Discover Bank,
Sr. Unsec’d. Notes
2.000%	02/21/18	3,730	3,735,558
3.450%	07/27/26	3,300	3,228,915
4.200%	08/08/23	2,675	2,838,509
Fifth Third Bank,
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.590%
1.920%(c)	09/27/19	1,550	1,557,250
Goldman Sachs Group, Inc. (The),
Jr. Sub. Notes
5.375%	12/31/49	3,765	3,900,917
Sr. Unsec’d. Notes
2.875%	02/25/21	1,151	1,167,226
3.625%	01/22/23	1,000	1,036,111
3.750%	02/25/26	660	675,660
3.850%	01/26/27	4,340	4,434,024
5.250%	07/27/21	1,000	1,098,815
6.250%	02/01/41	5,600	7,392,486
Sr. Unsec’d. Notes, 3 Month LIBOR + 1.770%
3.087%(c)	02/25/21	2,920	3,028,485
Sr. Unsec’d. Notes, GMTN
5.375%	03/15/20	2,000	2,148,539
Sr. Unsec’d. Notes, MTN
6.000%	06/15/20	1,600	1,756,132
Sr. Unsec’d. Notes, MTN, 3 Month LIBOR + 1.600%
2.917%(c)	11/29/23	2,320	2,405,520
Sub. Notes
5.150%	05/22/45	6,510	7,452,500
HSBC Bank USA NA,
Sub. Notes
4.875%	08/24/20	3,560	3,828,408
HSBC Holdings PLC (United Kingdom),
Jr. Sub. Notes
6.875%	12/31/49	535	582,481
Sr. Unsec’d. Notes

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Banks (cont’d.)
3.600%	05/25/23	885	$920,974
4.000%	03/30/22	4,995	5,279,821
Sr. Unsec’d. Notes, 3 Month LIBOR + 1.500%
2.801%(c)	01/05/22	2,735	2,821,862
Huntington Bancshares, Inc.,
Sr. Unsec’d. Notes
2.600%	08/02/18(a)	1,825	1,837,211
ING Bank NV (Netherlands),
Sr. Unsec’d. Notes, 144A
2.750%	03/22/21	1,000	1,013,358
JPMorgan Chase & Co.,
Jr. Sub. Notes
5.000%	12/31/49(a)	5,000	5,085,000
5.150%	12/31/49	3,500	3,631,250
5.300%	12/31/49	3,505	3,653,963
6.125%	12/31/49	750	825,938
7.900%	12/31/49	1,650	1,699,500
Sr. Unsec’d. Notes
2.700%	05/18/23	8,885	8,887,350
2.950%	10/01/26	4,420	4,325,866
2.972%	01/15/23(a)	2,010	2,041,215
3.540%	05/01/28	940	948,565
3.900%	07/15/25	4,000	4,211,477
4.260%	02/22/48	8,050	8,447,394
6.400%	05/15/38	6,400	8,527,029
Sub. Notes
4.250%	10/01/27	2,580	2,720,809
JPMorgan Chase Bank NA,
Sub. Notes
6.000%	10/01/17	6,975	6,975,000
Lloyds Bank PLC (United Kingdom),
Gtd. Notes, MTN, 144A
5.800%	01/13/20	2,500	2,699,109
Lloyds Banking Group PLC (United Kingdom),
Sr. Unsec’d. Notes
3.000%	01/11/22	1,000	1,008,279
M&T Bank Corp.,
Jr. Sub. Notes
5.125%	12/31/49	6,990	7,387,556
Morgan Stanley,
Jr. Sub. Notes
5.450%	12/31/49	1,175	1,211,719
Sr. Unsec’d. Notes
3.971%	07/22/38	8,480	8,528,407
4.375%	01/22/47	4,485	4,771,123
Sr. Unsec’d. Notes, GMTN
3.750%	02/25/23	7,295	7,617,427
3.875%	01/27/26	11,949	12,405,335
5.500%	01/26/20	2,660	2,856,596
5.500%	07/28/21	3,225	3,577,278
Sr. Unsec’d. Notes, MTN
2.625%	11/17/21	3,390	3,402,078
Sub. Notes, MTN
4.100%	05/22/23	11,000	11,501,918
PNC Bank NA,
Sr. Unsec’d. Notes
2.550%	12/09/21	1,225	1,235,168
Sr. Unsec’d. Notes, MTN
1.850%	07/20/18	1,530	1,532,401

A1133

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Banks (cont’d.)
Sub. Notes
3.800%	07/25/23	685	$722,522
4.200%	11/01/25	2,005	2,150,534
Regions Bank,
Sr. Unsec’d. Notes
2.250%	09/14/18	3,785	3,801,012
Royal Bank of Scotland Group PLC (United Kingdom),
Sr. Unsec’d. Notes
3.875%	09/12/23	10,920	11,174,253
Santander UK PLC (United Kingdom),
Sr. Unsec’d. Notes, GMTN, 3 Month LIBOR + 0.850%
2.167%(c)	08/24/18	1,500	1,508,453
Societe Generale SA (France),
Sr. Unsec’d. Notes, MTN, 144A
3.250%	01/12/22	2,710	2,757,095
State Street Corp.,
Jr. Sub. Notes
5.250%	12/31/49	1,975	2,078,688
Sumitomo Mitsui Banking Corp. (Japan),
Gtd. Notes
2.450%	01/10/19	1,695	1,706,836
SunTrust Banks, Inc.,
Sr. Unsec’d. Notes
2.350%	11/01/18	1,715	1,723,808
2.700%	01/27/22	1,255	1,265,021
Svenska Handelsbanken AB (Sweden),
Gtd. Notes, GMTN
2.400%	10/01/20	3,050	3,078,723
Toronto-Dominion Bank (The) (Canada),
Sr. Unsec’d. Notes, GMTN
2.500%	12/14/20	2,725	2,757,279
U.S. Bancorp,
Jr. Sub. Notes
5.125%	12/31/49	1,979	2,097,740
5.300%	12/31/49	5,785	6,305,650
U.S. Bank NA,
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.320%
1.633%(c)	01/24/20(a)	2,380	2,387,413
UBS AG (Switzerland),
Sr. Unsec’d. Notes, GMTN
2.375%	08/14/19	475	479,017
Sr. Unsec’d. Notes, GMTN, 3 Month LIBOR + 0.700%
2.029%(c)	03/26/18	3,020	3,028,794
UBS Group Funding Switzerland AG (Switzerland),
Gtd. Notes, 144A
2.859%	08/15/23	4,080	4,066,713
3.000%	04/15/21	5,000	5,068,836
4.253%	03/23/28	4,355	4,568,422
Wells Fargo & Co.,
Jr. Sub. Notes
5.900%	12/31/49	3,100	3,375,125
Sr. Unsec’d. Notes
3.069%	01/24/23	7,480	7,608,145
Sub. Notes, MTN
4.750%	12/07/46	6,140	6,740,887

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Banks (cont’d.)
Wells Fargo Capital X,
Ltd. Gtd. Notes
5.950%	12/01/86	2,445	$2,750,625

			548,855,477

Beverages — 0.1%
Anheuser-Busch InBev Finance, Inc. (Belgium),
Gtd. Notes
2.650%	02/01/21	3,090	3,140,184
3.300%	02/01/23	4,015	4,162,649
4.700%	02/01/36	5,810	6,405,717
4.900%	02/01/46	1,550	1,750,830
Constellation Brands, Inc.,
Gtd. Notes
4.250%	05/01/23	1,500	1,607,839
Molson Coors Brewing Co.,
Gtd. Notes, 144A
2.250%	03/15/20	5,775	5,771,403
PepsiCo, Inc.,
Sr. Unsec’d. Notes
4.450%	04/14/46	3,500	3,881,839

			26,720,461

Biotechnology — 0.1%
Amgen, Inc.,
Sr. Unsec’d. Notes
3.875%	11/15/21	1,000	1,057,598
4.663%	06/15/51	7,920	8,686,766

			9,744,364

Building Materials — 0.0%
Griffon Corp.,
Gtd. Notes
5.250%	03/01/22	505	512,575
James Hardie International Finance DAC (Ireland),
Gtd. Notes, 144A
5.875%	02/15/23	885	929,250
Johnson Controls International PLC,
Sr. Unsec’d. Notes
3.750%	12/01/21	625	651,576
4.500%	02/15/47	305	323,679
Standard Industries, Inc.,
Sr. Unsec’d. Notes, 144A
5.375%	11/15/24	2,220	2,359,416
5.500%	02/15/23	200	211,750
6.000%	10/15/25	1,000	1,090,960

			6,079,206

Chemicals — 0.2%
CF Industries, Inc.,
Gtd. Notes
4.950%	06/01/43	975	904,313
5.375%	03/15/44	825	787,875
Dow Chemical Co. (The),
Sr. Unsec’d. Notes
4.625%	10/01/44	3,360	3,562,113
8.550%	05/15/19	9,800	10,821,201
LYB International Finance BV,
Gtd. Notes
4.875%	03/15/44	2,995	3,260,540

A1134

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Chemicals (cont’d.)
LyondellBasell Industries NV,
Sr. Unsec’d. Notes
4.625%	02/26/55	1,755	$1,808,896
Mexichem SAB de CV (Mexico),
Gtd. Notes
5.875%	09/17/44	786	815,475
Gtd. Notes, 144A
4.875%	09/19/22	4,600	4,922,000
Mosaic Co. (The),
Sr. Unsec’d. Notes
4.250%	11/15/23(a)	878	911,760
5.450%	11/15/33(a)	485	501,276
5.625%	11/15/43(a)	1,155	1,179,044

			29,474,493

Commercial Services — 0.1%
Board of Trustees of The Leland Stanford Junior University (The),
Unsec’d. Notes
3.647%	05/01/48	1,025	1,059,503
Ecolab, Inc.,
Sr. Unsec’d. Notes
2.700%	11/01/26	1,420	1,364,401
ERAC USA Finance LLC,
Gtd. Notes, 144A
3.800%	11/01/25	4,490	4,597,871
7.000%	10/15/37	1,780	2,341,311
George Washington University (The),
Unsec’d. Notes
3.485%	09/15/22	1,275	1,324,606
Jaguar Holding Co. II / Pharmaceutical Product Development LLC,
Gtd. Notes, 144A
6.375%	08/01/23	1,060	1,109,025
Massachusetts Institute of Technology,
Unsec’d. Notes
3.885%	07/01/2116	1,050	983,270
United Rentals North America, Inc.,
Gtd. Notes
4.875%	01/15/28	2,550	2,562,750
5.500%	07/15/25(a)	350	374,938
5.500%	05/15/27	600	639,750
5.875%	09/15/26(a)	1,600	1,738,000

			18,095,425

Computers — 0.1%
Apple, Inc.,
Sr. Unsec’d. Notes
3.200%	05/13/25	1,800	1,848,276
4.250%	02/09/47	1,750	1,882,301
Dell International LLC/EMC Corp.,
Gtd. Notes, 144A
5.875%	06/15/21	660	689,977
7.125%	06/15/24	660	729,185
Sr. Sec’d. Notes, 144A
3.480%	06/01/19	2,290	2,335,473
Hewlett Packard Enterprise Co.,
Sr. Unsec’d. Notes
2.450%	10/05/17	1,586	1,586,073
2.850%	10/05/18	880	888,797
3.600%	10/15/20	270	279,867

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Computers (cont’d.)
NCR Corp.,
Gtd. Notes
5.875%	12/15/21	460	$475,295
6.375%	12/15/23	345	367,977

			11,083,221

Diversified Financial Services — 0.2%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Netherlands),
Gtd. Notes
4.500%	05/15/21	1,980	2,094,905
American Express Co.,
Jr. Sub. Notes
4.900%	12/31/49	580	590,875
Arrow Global Finance PLC (United Kingdom),
Sr. Sec’d. Notes, 144A
5.125%	09/15/24	GBP 1,150	1,594,932
Caledonia Generating LLC,
Sr. Sec’d. Notes, 144A
1.950%	02/28/22	2,443	2,424,233
CDP Financial, Inc. (Canada),
Sr. Unsec’d. Notes
3.150%	07/24/24	2,000	2,058,499
Sr. Unsec’d. Notes, 144A
3.150%	07/24/24	10,755	11,069,587
Charles Schwab Corp. (The),
Sr. Unsec’d. Notes
3.450%	02/13/26	2,280	2,345,778
Discover Financial Services,
Sr. Unsec’d. Notes
3.750%	03/04/25	2,745	2,755,778
Grain Spectrum Funding II LLC,
Sec’d. Notes, 144A^
3.290%	10/10/34	472	469,993
HSBC Finance Corp.,
Sub. Notes
6.676%	01/15/21	393	444,540
Intrum Justitia AB (Sweden),
Sr. Unsec’d. Notes, 144A
3.125%	07/15/24	EUR 2,240	2,673,153
Navient Corp.,
Sr. Unsec’d. Notes, MTN
4.875%	06/17/19	335	346,725
5.500%	01/15/19	665	687,198
Ontario Teachers’ Finance Trust (Canada),
Gtd. Notes, 144A
2.125%	09/19/22	3,500	3,480,018
Power Sector Assets & Liabilities Management Corp. (Philippines),
Gov’t. Gtd. Notes
7.390%	12/02/24	1,005	1,294,021
Private Export Funding Corp.,
Gov’t. Gtd. Notes
3.250%	06/15/25	515	541,235
3.550%	01/15/24	1,545	1,655,698
Protective Life Global Funding,
Sr. Sec’d. Notes, 144A
1.722%	04/15/19	7,325	7,300,506

A1135

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Diversified Financial Services (cont’d.)
Synchrony Financial,
Sr. Unsec’d. Notes
2.600%	01/15/19	5,470	$5,505,034

			49,332,708

Electric — 0.5%
AES Corp.,
Sr. Unsec’d. Notes
4.875%	05/15/23	815	839,449
5.500%	03/15/24	245	255,106
Ameren Illinois Co.,
Sr. Sec’d. Notes
4.150%	03/15/46	1,235	1,319,127
American Electric Power Co., Inc.,
Sr. Unsec’d. Notes
1.650%	12/15/17	6,600	6,600,361
Berkshire Hathaway Energy Co.,
Sr. Unsec’d. Notes
5.750%	04/01/18	1,160	1,184,234
6.125%	04/01/36	2,600	3,337,390
Calpine Corp.,
Sr. Sec’d. Notes, 144A
5.250%	06/01/26	2,620	2,606,900
6.000%	01/15/22	375	388,125
Sr. Unsec’d. Notes(a)
5.375%	01/15/23	2,741	2,669,460
5.750%	01/15/25	6,275	5,922,031
Comision Federal de Electricidad (Mexico),
Sr. Unsec’d. Notes, 144A
4.750%	02/23/27	1,030	1,084,075
4.875%	01/15/24	910	975,975
Commonwealth Edison Co.,
First Mortgage
4.350%	11/15/45	1,365	1,472,050
Consolidated Edison Co. of New York, Inc.,
Sr. Unsec’d. Notes
7.125%	12/01/18	700	741,976
Dominion Energy, Inc.,
Sr. Unsec’d. Notes
1.600%	08/15/19	1,750	1,738,726
Dynegy, Inc.,
Gtd. Notes
7.375%	11/01/22(a)	590	614,338
7.625%	11/01/24(a)	3,100	3,212,375
Enel Americas SA (Chile),
Sr. Unsec’d. Notes
4.000%	10/25/26	660	675,649
Enel SpA (Italy),
Jr. Sub. Notes, 144A
8.750%	09/24/73	900	1,090,125
Exelon Corp.,
Jr. Sub. Notes
3.497%	06/01/22	1,685	1,735,706
Sr. Unsec’d. Notes
2.450%	04/15/21	553	553,049
FirstEnergy Transmission LLC,
Sr. Unsec’d. Notes, 144A
5.450%	07/15/44	490	569,162

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Electric (cont’d.)
Hydro-Quebec (Canada),
Gov’t. Gtd. Notes
8.625%	06/15/29	900	$1,335,539
Mexico Generadora de Energia S de RL (Mexico),
Sr. Sec’d. Notes, 144A
5.500%	12/06/32	2,067	2,190,997
Monongahela Power Co.,
First Mortgage, 144A
4.100%	04/15/24	5,310	5,656,514
Northern States Power Co.,
First Mortgage
3.600%	09/15/47	7,750	7,644,944
NRG Energy, Inc.,
Gtd. Notes
6.250%	05/01/24(a)	815	847,600
7.250%	05/15/26	1,450	1,555,125
7.625%	01/15/18	662	673,585
Pacific Gas & Electric Co.,
Sr. Unsec’d. Notes
4.250%	03/15/46	1,445	1,555,008
6.050%	03/01/34	3,100	4,037,221
PECO Energy Co.,
First Mortgage
3.150%	10/15/25	3,500	3,551,508
3.700%	09/15/47	2,400	2,402,177
Pennsylvania Electric Co.,
Sr. Unsec’d. Notes, 144A
3.250%	03/15/28	1,495	1,476,075
PPL Capital Funding, Inc.,
Gtd. Notes
4.000%	09/15/47	7,710	7,662,908
Southern California Edison Co.,
Sec’d. Notes
4.000%	04/01/47	6,165	6,489,394
Southern Co. (The),
Jr. Sub. Notes
5.500%	03/15/57	342	361,724
Sr. Unsec’d. Notes
2.950%	07/01/23	4,595	4,618,424
Southern Power Co.,
Sr. Unsec’d. Notes
1.850%	12/01/17	6,325	6,327,448
Virginia Electric & Power Co.,
Sr. Unsec’d. Notes
3.500%	03/15/27	8,320	8,628,063

			106,599,643

Electronics — 0.1%
Amphenol Corp.,
Sr. Unsec’d. Notes
3.200%	04/01/24	6,155	6,240,671
Fortive Corp.,
Sr. Unsec’d. Notes
2.350%	06/15/21	590	588,123
Jabil, Inc.,
Sr. Unsec’d. Notes
5.625%	12/15/20	5,400	5,849,280

			12,678,074

A1136

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Engineering & Construction — 0.0%
Mexico City Airport Trust (Mexico),
Sr. Sec’d. Notes, 144A
4.250%	10/31/26	1,355	$1,392,263
SBA Tower Trust,
First Mortgage, 144A
2.877%	07/10/46	1,505	1,509,003

			2,901,266

Entertainment — 0.1%
Cinemark USA, Inc.,
Gtd. Notes
4.875%	06/01/23	2,000	2,020,000
Eldorado Resorts, Inc.,
Gtd. Notes
6.000%	04/01/25	400	420,000
7.000%	08/01/23	973	1,053,273
GLP Capital LP/GLP Financing II, Inc.,
Gtd. Notes
4.875%	11/01/20	2,100	2,218,125
5.375%	04/15/26	410	447,413
International Game Technology PLC,
Sr. Sec’d. Notes, 144A
6.500%	02/15/25	245	275,319
Scientific Games International, Inc.,
Sr. Sec’d. Notes, 144A
7.000%	01/01/22	3,825	4,059,281

			10,493,411

Environmental Control — 0.0%
Advanced Disposal Services, Inc.,
Gtd. Notes, 144A
5.625%	11/15/24	1,220	1,274,899

Foods — 0.3%
Albertsons Cos LLC/Safeway, Inc./New Albertson’s, Inc./Albertson’s LLC,
Gtd. Notes
5.750%	03/15/25	1,245	1,095,599
Ingles Markets, Inc.,
Sr. Unsec’d. Notes
5.750%	06/15/23	2,105	2,057,638
JBS USA LUX SA/JBS USA Finance, Inc. (Brazil),
Gtd. Notes, 144A
5.750%	06/15/25	1,380	1,374,825
7.250%	06/01/21	1,920	1,958,400
8.250%	02/01/20	1,850	1,868,500
Kraft Heinz Foods Co.,
Gtd. Notes
3.000%	06/01/26	3,185	3,050,886
3.500%	07/15/22	4,005	4,144,830
4.375%	06/01/46	8,140	8,037,707
6.500%	02/09/40	2,070	2,592,499
Kroger Co. (The),
Sr. Unsec’d. Notes
4.450%	02/01/47(a)	1,265	1,198,119
4.650%	01/15/48(a)	3,175	3,071,007
Marfrig Holdings Europe BV (Brazil),
Gtd. Notes, 144A
6.875%	06/24/19	2,370	2,441,100

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Foods (cont’d.)
McCormick & Co. Inc/MD,
Sr. Unsec’d. Notes
3.400%	08/15/27	10,000	$10,040,834
Mondelez International Holdings Netherlands BV,
Gtd. Notes, 144A
1.625%	10/28/19	3,155	3,130,841
Gtd. Notes, 3 Month LIBOR + 0.610%, 144A
1.924%(c)	10/28/19	10,890	10,935,626
SUPERVALU, Inc.,
Sr. Unsec’d. Notes
7.750%	11/15/22(a)	670	628,125

			57,626,536

Forest Products & Paper — 0.0%
International Paper Co.,
Sr. Unsec’d. Notes(original cost $4,795,152; purchased 10/12/15)(f)
5.150%	05/15/46	4,780	5,351,004
International Paper Co.,
Sr. Unsec’d. Notes(original cost $789,760; purchased 11/15/16-11/16/16)(f)
4.400%	08/15/47	860	869,904

			6,220,908

Gas — 0.0%
Dominion Energy Gas Holdings LLC,
Sr. Unsec’d. Notes
4.800%	11/01/43	85	91,777
NiSource Finance Corp.,
Gtd. Notes
3.950%	03/30/48	5,540	5,460,041
Southern Co. Gas Capital Corp.,
Gtd. Notes
4.400%	06/01/43	1,200	1,229,948

			6,781,766

Hand/Machine Tools — 0.0%
Stanley Black & Decker, Inc.,
Sub. Notes
2.451%	11/17/18	7,360	7,406,534

Healthcare-Products — 0.2%
Abbott Laboratories,
Sr. Unsec’d. Notes
4.750%	11/30/36	3,005	3,318,909
4.900%	11/30/46	10,455	11,677,523
Becton Dickinson & Co.,
Sr. Unsec’d. Notes
3.700%	06/06/27	19,280	19,493,801
Boston Scientific Corp.,
Sr. Unsec’d. Notes
2.650%	10/01/18	1,845	1,861,510
Medtronic, Inc.,
Gtd. Notes
3.500%	03/15/25	4,275	4,458,445
4.375%	03/15/35	1,690	1,860,342
4.625%	03/15/45	2,824	3,212,139

			45,882,669

A1137

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Healthcare-Services — 0.4%
Acadia Healthcare Co., Inc.,
Gtd. Notes
5.625%	02/15/23	1,190	$1,249,499
Aetna, Inc.,
Sr. Unsec’d. Notes
4.500%	05/15/42	1,318	1,444,261
Anthem, Inc.,
Sr. Unsec’d. Notes
4.650%	01/15/43	1,245	1,343,724
Baylor Scott & White Holdings,
Unsec’d. Notes
4.185%	11/15/45	925	973,363
Centene Corp.,
Sr. Unsec’d. Notes
4.750%	05/15/22	2,245	2,343,219
CHS/Community Health Systems, Inc.,
Gtd. Notes(a)
6.875%	02/01/22	1,800	1,413,000
8.000%	11/15/19	3,200	3,116,000
Sr. Sec’d. Notes(a)
5.125%	08/01/21	640	632,000
6.250%	03/31/23	1,070	1,051,275
DaVita, Inc.,
Gtd. Notes
5.125%	07/15/24	2,500	2,506,250
Fresenius Medical Care US Finance II, Inc. (Germany),
Gtd. Notes, 144A
4.125%	10/15/20	885	926,400
Hackensack Meridian Health, Inc.,
Sr. Unsec’d. Notes
4.500%	07/01/57	600	650,974
HCA, Inc.,
Gtd. Notes
5.375%	02/01/25	2,300	2,423,625
5.875%	05/01/23	6,000	6,525,000
Sr. Sec’d. Notes
4.750%	05/01/23	4,030	4,251,650
5.000%	03/15/24	600	639,000
5.250%	04/15/25	2,800	3,027,500
HealthSouth Corp.,
Gtd. Notes
5.750%	11/01/24	785	805,606
5.750%	09/15/25	2,712	2,821,294
Humana, Inc.,
Sr. Unsec’d. Notes
3.950%	03/15/27	985	1,029,101
Laboratory Corp. of America Holdings,
Sr. Unsec’d. Notes
2.500%	11/01/18	1,950	1,958,491
Mayo Clinic,
Unsec’d. Notes
4.128%	11/15/52	1,630	1,724,723
NYU Hospitals Center,
Sec’d. Notes
4.368%	07/01/47	9,675	10,232,896
Quest Diagnostics, Inc.,
Gtd. Notes
5.750%	01/30/40	1,126	1,296,097

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Healthcare-Services (cont’d.)
Tenet Healthcare Corp.,
Sr. Sec’d. Notes
6.000%	10/01/20		205	$218,471
Sr. Unsec’d. Notes
6.750%	06/15/23(a)		5,500	5,280,000
8.125%	04/01/22(a)		1,700	1,729,750
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes
1.700%	02/15/19		1,000	999,367
3.375%	04/15/27		6,305	6,485,278
3.950%	10/15/42		2,790	2,862,428
Universal Health Services, Inc.,
Sr. Sec’d. Notes, 144A
5.000%	06/01/26		1,015	1,068,288

				73,028,530

Home Builders — 0.0%
CalAtlantic Group, Inc.,
Gtd. Notes
8.375%	05/15/18		1,750	1,820,000
PulteGroup, Inc.,
Gtd. Notes
5.000%	01/15/27		2,100	2,184,000
William Lyon Homes, Inc.,
Gtd. Notes
7.000%	08/15/22		3,075	3,182,625

				7,186,625

Home Furnishings — 0.0%
Tempur Sealy International, Inc.,
Gtd. Notes
5.500%	06/15/26		1,150	1,178,750

Household Products/Wares — 0.1%
Reckitt Benckiser Treasury Services PLC (United Kingdom),
Gtd. Notes, 144A
3.000%	06/26/27		14,815	14,639,656
Spectrum Brands, Inc.,
Gtd. Notes, 144A
4.000%	10/01/26	EUR	2,000	2,445,475

				17,085,131

Housewares — 0.1%
Newell Brands, Inc.,
Sr. Unsec’d. Notes
3.850%	04/01/23		7,518	7,898,425
4.200%	04/01/26		1,595	1,679,598
5.500%	04/01/46		3,400	4,021,588

				13,599,611

Insurance — 0.3%
Aflac, Inc.,
Sr. Unsec’d. Notes
2.400%	03/16/20		1,070	1,077,733
4.000%	10/15/46		1,240	1,237,234
American International Group, Inc.,
Sr. Unsec’d. Notes
3.300%	03/01/21		7,542	7,771,092
4.375%	01/15/55		1,125	1,088,907
6.250%	05/01/36		3,700	4,729,289

A1138

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Insurance (cont’d.)
6.400%	12/15/20	1,830	$2,057,482
Arch Capital Finance LLC,
Gtd. Notes
5.031%	12/15/46	950	1,058,379
Arch Capital Group US, Inc.,
Gtd. Notes
5.144%	11/01/43	2,915	3,245,623
Chubb INA Holdings, Inc.,
Gtd. Notes
4.350%	11/03/45	1,245	1,368,155
Hartford Financial Services Group, Inc. (The),
Sr. Unsec’d. Notes
5.125%	04/15/22	796	882,050
Liberty Mutual Finance Europe DAC,
Gtd. Notes, 144A
1.750%	03/27/24	EUR 2,200	2,670,978
Liberty Mutual Group, Inc.,
Gtd. Notes, 144A
6.500%	03/15/35	3,900	4,844,605
6.500%	05/01/42	2,000	2,607,376
Lincoln National Corp.,
Sr. Unsec’d. Notes
3.625%	12/12/26	660	670,316
7.000%	06/15/40	1,625	2,171,571
MetLife, Inc.,
Jr. Sub. Notes
5.250%	12/31/49	700	721,672
6.400%	12/15/66	3,000	3,457,500
Northwestern Mutual Life Insurance Co. (The),
Sub. Notes, 144A
6.063%	03/30/40	2,420	3,183,489
Teachers Insurance & Annuity Association of America,
Sub. Notes, 144A
4.270%	05/15/47	4,300	4,444,058
4.900%	09/15/44	1,375	1,552,903
Unum Group,
Sr. Unsec’d. Notes
3.000%	05/15/21	1,295	1,312,322

			52,152,734

Internet — 0.0%
Netflix, Inc.,
Sr. Unsec’d. Notes, 144A
3.625%	05/15/27	EUR 2,800	3,359,272
Symantec Corp.,
Sr. Unsec’d. Notes, 144A
5.000%	04/15/25	405	423,480

			3,782,752

Iron/Steel — 0.0%
Vale Overseas Ltd. (Brazil),
Gtd. Notes
6.250%	08/10/26	699	793,155

Lodging — 0.0%
Boyd Gaming Corp.,
Gtd. Notes(a)
6.875%	05/15/23	690	737,872

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Lodging (cont’d.)
Golden Nugget, Inc.,
Sr. Unsec’d. Notes, 144A
8.500%	12/01/21	1,010	$1,063,732
Jack Ohio Finance LLC/Jack Ohio Finance 1 Corp.,
Sr. Sec’d. Notes, 144A
6.750%	11/15/21	1,490	1,562,638
MGM Resorts International,
Gtd. Notes
4.625%	09/01/26	1,000	1,012,500
5.250%	03/31/20(a)	900	952,875
6.000%	03/15/23	600	661,500
8.625%	02/01/19	1,350	1,454,625

			7,445,742

Machinery-Diversified — 0.0%
Roper Technologies, Inc.,
Sr. Unsec’d. Notes
2.800%	12/15/21	525	529,806

Media — 0.6%
21st Century Fox America, Inc.,
Gtd. Notes
6.150%	03/01/37	1,750	2,165,014
Altice US Finance I Corp.,
Sr. Sec’d. Notes, 144A
5.375%	07/15/23	4,525	4,785,188
AMC Networks, Inc.,
Gtd. Notes
5.000%	04/01/24	3,850	3,975,125
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes
5.125%	02/15/23	650	671,125
5.250%	09/30/22	16,680	17,180,400
5.750%	01/15/24	2,000	2,077,500
Sr. Unsec’d. Notes, 144A
5.125%	05/01/23	1,830	1,905,488
5.375%	05/01/25	560	580,367
Cequel Communications Holdings I LLC/Cequel Capital Corp.,
Sr. Unsec’d. Notes, 144A
5.125%	12/15/21	300	305,250
5.125%	12/15/21	2,300	2,340,250
6.375%	09/15/20	2,742	2,800,268
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes
6.384%	10/23/35	1,090	1,274,891
6.484%	10/23/45	4,485	5,263,944
6.834%	10/23/55	345	418,790
Sr. Sec’d. Notes, 144A
5.375%	05/01/47	2,160	2,243,952
Comcast Cable Communications Holdings, Inc.,
Gtd. Notes
9.455%	11/15/22	4,400	5,849,115
Comcast Corp.,
Gtd. Notes
4.200%	08/15/34	3,000	3,189,175
Cox Communications, Inc.,
Sr. Unsec’d. Notes, 144A
3.150%	08/15/24	14,630	14,538,201

A1139

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Media (cont’d.)
Discovery Communications LLC,
Gtd. Notes
5.000%	09/20/37	660	$670,171
5.200%	09/20/47	2,340	2,374,530
DISH DBS Corp.,
Gtd. Notes
5.000%	03/15/23	2,225	2,273,672
5.875%	11/15/24	475	497,859
7.750%	07/01/26	675	775,015
Grupo Televisa SAB (Mexico),
Sr. Unsec’d. Notes
5.000%	05/13/45	2,475	2,488,022
6.125%	01/31/46	200	232,400
Myriad International Holdings BV (South Africa),
Gtd. Notes, 144A
6.000%	07/18/20	600	647,376
SFR Group SA (France),
Sr. Sec’d. Notes, 144A
7.375%	05/01/26	400	432,000
TEGNA, Inc.,
Gtd. Notes, 144A
5.500%	09/15/24	2,830	2,978,575
Time Warner Cable LLC,
Sr. Sec’d. Notes
8.250%	04/01/19	2,300	2,500,723
Time Warner, Inc.,
Gtd. Notes
3.600%	07/15/25	3,870	3,883,822
3.800%	02/15/27	15	15,003
3.875%	01/15/26	1,550	1,568,965
4.050%	12/15/23	7,530	7,976,757
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH (Germany),
Sr. Sec’d. Notes
4.000%	01/15/25	EUR 1,650	2,064,694
Sr. Sec’d. Notes, 144A
5.500%	01/15/23	846	873,495
Univision Communications, Inc.,
Sr. Sec’d. Notes, 144A
5.125%	05/15/23	2,500	2,550,000
5.125%	02/15/25	930	938,138
Viacom, Inc.,
Sr. Unsec’d. Notes
4.850%	12/15/34	513	483,431
5.250%	04/01/44	685	656,036
Videotron Ltd. (Canada),
Gtd. Notes
5.000%	07/15/22	1,900	2,052,000
Gtd. Notes, 144A
5.375%	06/15/24	1,395	1,513,575
Ziggo Secured Finance BV (Netherlands),
Sr. Sec’d. Notes
3.750%	01/15/25	EUR 3,850	4,743,449
Sr. Sec’d. Notes, 144A
5.500%	01/15/27	760	778,764

			117,532,515

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Mining — 0.1%
Barrick North America Finance LLC (Canada),
Gtd. Notes
5.750%	05/01/43	1,865	$2,258,002
Barrick PD Australia Finance PTY Ltd. (Canada),
Gtd. Notes
5.950%	10/15/39	3,000	3,666,002
BHP Billiton Finance USA Ltd. (Australia),
Gtd. Notes
5.000%	09/30/43	955	1,126,609
Gtd. Notes, 144A(a)
6.250%	10/19/75	2,025	2,222,438
Southern Copper Corp. (Peru),
Sr. Unsec’d. Notes
5.250%	11/08/42	1,500	1,587,490
5.875%	04/23/45	4,000	4,555,521

			15,416,062

Miscellaneous Manufacturing — 0.1%
Amsted Industries, Inc.,
Gtd. Notes, 144A(a)
5.000%	03/15/22	1,000	1,032,499
General Electric Co.,
Sr. Unsec’d. Notes
0.875%	05/17/25	EUR 6,825	8,047,983
Sr. Unsec’d. Notes, GMTN
3.150%	09/07/22	3,005	3,121,049
Sr. Unsec’d. Notes, MTN
6.750%	03/15/32	1,475	2,042,649
Parker-Hannifin Corp.,
Sr. Unsec’d. Notes, 144A
3.250%	03/01/27(a)	1,045	1,052,680

			15,296,860

Multi-National — 0.2%
Asian Development Bank (Supranational Bank),
Sr. Unsec’d. Notes
5.593%	07/16/18	2,000	2,060,350
Corp. Andina de Fomento (Supranational Bank),
Sr. Unsec’d. Notes
2.125%	09/27/21	14,515	14,422,104
2.200%	07/18/20	5,775	5,785,915
FMS Wertmanagement AoeR (Germany),
Gov’t. Gtd. Notes
1.625%	11/20/18	4,995	4,998,298
Inter-American Development Bank (Supranational Bank),
Sr. Unsec’d. Notes
7.000%	06/15/25	6,000	7,696,860
North American Development Bank (Supranational Bank),
Sr. Unsec’d. Notes
2.300%	10/10/18	2,512	2,526,956
2.400%	10/26/22	4,700	4,685,388
4.375%	02/11/20	2,200	2,319,951

			44,495,822

Office/Business Equipment — 0.0%
CDW LLC/CDW Finance Corp.,
Gtd. Notes
5.500%	12/01/24	2,275	2,533,804

A1140

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Oil & Gas — 0.9%
Anadarko Finance Co.,
Gtd. Notes
7.500%	05/01/31		2,450	$3,049,083
Anadarko Petroleum Corp.,
Sr. Unsec’d. Notes(a)
3.450%	07/15/24		3,000	2,977,233
4.623%(s)	10/10/36		3,000	1,262,172
Canadian Natural Resources Ltd. (Canada),
Sr. Unsec’d. Notes
6.450%	06/30/33		3,495	4,137,692
Cenovus Energy, Inc. (Canada),
Sr. Unsec’d. Notes, 144A
5.250%	06/15/37		3,500	3,473,235
5.400%	06/15/47		1,500	1,489,984
CNOOC Finance Ltd. (China),
Gtd. Notes
3.000%	05/09/23		2,315	2,318,739
Concho Resources, Inc.,
Gtd. Notes
4.875%	10/01/47		815	850,492
Continental Resources, Inc.,
Gtd. Notes
5.000%	09/15/22		1,300	1,321,125
Devon Energy Corp.,
Sr. Unsec’d. Notes
3.250%	05/15/22	(a)	5,000	5,059,154
4.750%	05/15/42		1,350	1,366,735
5.000%	06/15/45	(a)	3,259	3,434,277
5.600%	07/15/41		1,560	1,707,259
7.950%	04/15/32		1,900	2,487,499
Devon Financing Co. LLC,
Gtd. Notes
7.875%	09/30/31		700	924,049
Encana Corp. (Canada),
Sr. Unsec’d. Notes
6.500%	08/15/34		1,000	1,170,214
EOG Resources, Inc.,
Sr. Unsec’d. Notes
3.900%	04/01/35		1,135	1,131,802
Gazprom OAO Via Gaz Capital SA (Russia),
Sr. Unsec’d. Notes, 144A
4.950%	07/19/22		900	942,840
6.510%	03/07/22		1,100	1,221,000
Helmerich & Payne International Drilling Co.,
Gtd. Notes
4.650%	03/15/25		4,395	4,647,563
Husky Energy, Inc. (Canada),
Sr. Unsec’d. Notes
6.800%	09/15/37		2,450	3,020,774
KazMunayGas National Co. JSC (Kazakhstan),
Sr. Unsec’d. Notes, 144A
3.875%	04/19/22		3,825	3,858,316
4.750%	04/19/27		900	912,656
Sr. Unsec’d. Notes, MTN, 144A
6.375%	04/09/21		1,930	2,110,204
Kerr-McGee Corp.,
Gtd. Notes
6.950%	07/01/24		3,500	4,159,210

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Oil & Gas (cont’d.)
Lukoil International Finance BV (Russia),
Gtd. Notes, 144A
7.250%	11/05/19		500	$547,241
Marathon Petroleum Corp.,
Sr. Unsec’d. Notes
2.700%	12/14/18		9,940	10,008,413
Nabors Industries, Inc.,
Gtd. Notes
4.625%	09/15/21		2,897	2,841,957
5.000%	09/15/20		275	280,500
Noble Energy, Inc.,
Sr. Unsec’d. Notes
4.150%	12/15/21	(a)	8,825	9,296,564
5.050%	11/15/44		870	897,936
5.250%	11/15/43		2,000	2,097,797
5.875%	06/01/24		525	578,518
6.000%	03/01/41		1,420	1,621,899
Petrobras Global Finance BV (Brazil),
Gtd. Notes
6.125%	01/17/22		325	349,375
7.375%	01/17/27		3,865	4,255,365
8.375%	05/23/21		6,575	7,604,809
Gtd. Notes, 144A
5.299%	01/27/25		2,870	2,865,695
Petro-Canada (Canada),
Sr. Unsec’d. Notes
6.800%	05/15/38		1,330	1,780,570
Petroleos Mexicanos (Mexico),
Gov’t. Gtd. Notes
1.950%	12/20/22		325	324,229
Gtd. Notes
3.500%	01/30/23		5,900	5,815,040
4.500%	01/23/26	(a)	975	973,343
5.500%	01/21/21		1,750	1,867,250
6.500%	06/02/41		2,570	2,686,935
Gtd. Notes, 144A
5.375%	03/13/22		1,540	1,645,413
6.500%	03/13/27		980	1,086,065
Gtd. Notes, EMTN
2.750%	04/21/27		EUR 2,000	2,209,876
4.875%	02/21/28		EUR 1,430	1,816,521
Gtd. Notes, MTN
6.750%	09/21/47		2,455	2,611,875
6.875%	08/04/26		810	921,375
Gtd. Notes, MTN, 144A
6.500%	03/13/27		4,630	5,131,105
6.750%	09/21/47		5,665	6,026,994
Phillips 66,
Gtd. Notes
4.875%	11/15/44		600	651,003
Pioneer Natural Resources Co.,
Sr. Unsec’d. Notes
6.875%	05/01/18		3,090	3,178,448
Reliance Holding USA, Inc. (India),
Gtd. Notes, 144A
5.400%	02/14/22		750	824,099
Sasol Financing International Ltd. (South Africa),
Gtd. Notes
4.500%	11/14/22		1,200	1,240,200

A1141

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Oil & Gas (cont’d.)
Shell International Finance BV (Netherlands),
Gtd. Notes
2.000%	11/15/18	6,000	$6,025,870
4.000%	05/10/46	2,600	2,629,602
Gtd. Notes, 3 Month LIBOR + 0.350%
1.660%(c)	09/12/19	13,685	13,762,534
Suncor Energy, Inc. (Canada),
Sr. Unsec’d. Notes
6.500%	06/15/38	1,203	1,563,818
6.850%	06/01/39	605	806,061
Valero Energy Corp.,
Sr. Unsec’d. Notes
3.400%	09/15/26	480	473,528
9.375%	03/15/19	1,052	1,158,236
YPF SA (Argentina),
Sr. Unsec’d. Notes, 144A
8.500%	03/23/21	2,000	2,244,400

			171,733,766

Oil & Gas Services — 0.0%
Schlumberger Holdings Corp.,
Sr. Unsec’d. Notes, 144A
4.000%	12/21/25	6,440	6,755,356

Packaging & Containers — 0.0%
ARD Finance SA (Luxembourg),
Sr. Sec’d. Notes, Cash coupon 7.125% or PIK 7.875%
7.125%	09/15/23	990	1,059,597
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. (Ireland),
Sr. Sec’d. Notes, 144A
4.250%	09/15/22	1,515	1,557,419
4.625%	05/15/23	3,055	3,138,095
Ball Corp.,
Gtd. Notes
4.375%	12/15/23	EUR 650	875,706
WestRock RKT Co.,
Gtd. Notes
4.900%	03/01/22	1,750	1,903,766

			8,534,583

Pharmaceuticals — 0.4%
AbbVie, Inc.,
Sr. Unsec’d. Notes
2.900%	11/06/22	1,310	1,328,484
3.200%	11/06/22	515	528,074
3.600%	05/14/25	1,505	1,560,348
4.500%	05/14/35	2,530	2,722,545
4.700%	05/14/45	4,190	4,567,662
Allergan Funding SCS,
Gtd. Notes
3.450%	03/15/22	7,788	8,075,482
3.800%	03/15/25	1,100	1,142,360
4.550%	03/15/35	1,610	1,717,728
4.750%	03/15/45	438	473,873
Catalent Pharma Solutions, Inc.,
Gtd. Notes, 144A
4.750%	12/15/24	EUR 1,225	1,559,902
EMD Finance LLC (Germany),
Gtd. Notes, 144A
2.400%	03/19/20	13,020	13,122,232

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Pharmaceuticals (cont’d.)
2.950%	03/19/22		1,000	$1,016,391
Express Scripts Holding Co.,
Gtd. Notes
3.400%	03/01/27		5,925	5,841,076
Forest Laboratories LLC,
Gtd. Notes, 144A
4.875%	02/15/21		2,122	2,278,738
Mead Johnson Nutrition Co. (United Kingdom),
Gtd. Notes
3.000%	11/15/20		2,360	2,424,570
Mylan NV,
Gtd. Notes
3.000%	12/15/18		2,580	2,609,128
Nidda Healthcare Holding AG (Germany),
Sr. Sec’d. Notes, 144A
3.500%	09/30/24		EUR 1,100	1,314,384
Shire Acquisitions Investments Ireland DAC,
Gtd. Notes
2.400%	09/23/21		13,690	13,642,136
Teva Pharmaceutical Finance Netherlands III BV (Israel),
Gtd. Notes
4.100%	10/01/46	(a)	410	345,368
Valeant Pharmaceuticals International, Inc.,
Gtd. Notes, 144A
5.375%	03/15/20		1,500	1,498,125
6.125%	04/15/25	(a)	410	359,263
Sr. Sec’d. Notes, 144A
6.500%	03/15/22		170	179,775
7.000%	03/15/24		330	352,305
Wyeth LLC,
Gtd. Notes
5.950%	04/01/37		1,741	2,278,705

				70,938,654

Pipelines — 0.3%
Energy Transfer Equity LP,
Sr. Sec’d. Notes
5.875%	01/15/24		1,300	1,395,875
7.500%	10/15/20		400	450,500
Energy Transfer LP,
Sr. Unsec’d. Notes
2.500%	06/15/18		1,610	1,616,323
4.150%	10/01/20		6,835	7,138,390
Enterprise Products Operating LLC,
Gtd. Notes
3.700%	02/15/26		1,630	1,674,066
6.125%	10/15/39		1,000	1,212,252
Fermaca Enterprises S de RL de CV (Mexico),
Sr. Sec’d. Notes, 144A
6.375%	03/30/38		1,771	1,943,658
Kinder Morgan, Inc.,
Gtd. Notes
5.550%	06/01/45		685	738,032
Gtd. Notes, 144A
5.625%	11/15/23		7,350	8,186,672
MPLX LP,
Sr. Unsec’d. Notes
5.200%	03/01/47		290	303,626

A1142

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Pipelines (cont’d.)
NGPL PipeCo LLC,
Sr. Unsec’d. Notes, 144A
4.375%	08/15/22		1,035	$1,073,813
ONEOK Partners LP,
Gtd. Notes
3.375%	10/01/22		2,874	2,902,913
6.850%	10/15/37		3,550	4,367,676
8.625%	03/01/19		915	993,579
ONEOK, Inc.,
Gtd. Notes
4.950%	07/13/47		1,700	1,704,490
Phillips 66 Partners LP,
Sr. Unsec’d. Notes
3.605%	02/15/25		1,250	1,247,369
Plains All American Pipeline LP/PAA Finance Corp.,
Sr. Unsec’d. Notes
4.500%	12/15/26	(a)	2,615	2,653,990
Williams Partners LP,
Sr. Unsec’d. Notes
4.000%	09/15/25		1,920	1,963,840
4.900%	01/15/45		700	707,984
5.100%	09/15/45		4,200	4,414,586
5.400%	03/04/44		3,260	3,515,592
Williams Partners LP/ACMP Finance Corp.,
Sr. Unsec’d. Notes
4.875%	03/15/24		450	470,957

				50,676,183

Real Estate Investment Trusts (REITs) — 0.2%
American Tower Corp.,
Sr. Unsec’d. Notes
2.800%	06/01/20		7,825	7,943,573
3.375%	10/15/26		2,000	1,976,943
3.400%	02/15/19		3,485	3,548,572
Crown Castle International Corp.,
Sr. Unsec’d. Notes
3.400%	02/15/21		2,000	2,059,119
CyrusOne LP/CyrusOne Finance Corp.,
Gtd. Notes, 144A
5.000%	03/15/24		290	305,225
5.375%	03/15/27	(a)	945	1,013,513
Digital Realty Trust LP,
Gtd. Notes
3.950%	07/01/22		1,000	1,054,383
5.250%	03/15/21		1,305	1,417,261
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc.,
Gtd. Notes
4.500%	09/01/26		4,150	4,212,250
MPT Operating Partnership LP/MPT Finance Corp.,
Gtd. Notes
3.325%	03/24/25		EUR 4,225	5,176,022
5.250%	08/01/26		835	862,138
5.500%	05/01/24	(a)	341	357,624
Realty Income Corp.,
Sr. Unsec’d. Notes
3.250%	10/15/22		4,487	4,593,154

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Real Estate Investment Trusts (REITs) (cont’d.)
Sabra Health Care LP/Sabra Capital Corp.,
Gtd. Notes
5.375%	06/01/23		1,265	$1,306,113
Ventas Realty LP,
Gtd. Notes
3.125%	06/15/23		1,640	1,646,163
WEA Finance LLC/Westfield UK & Europe Finance PLC (Australia),
Gtd. Notes, 144A
3.250%	10/05/20		5,425	5,539,711

				43,011,764

Retail — 0.2%
Brinker International, Inc.,
Sr. Unsec’d. Notes
2.600%	05/15/18		7,460	7,450,675
CVS Health Corp.,
Sr. Unsec’d. Notes
2.800%	07/20/20		5,000	5,086,193
3.875%	07/20/25		5,696	5,941,000
5.125%	07/20/45		2,350	2,702,626
5.300%	12/05/43		310	362,406
Home Depot, Inc. (The),
Sr. Unsec’d. Notes
2.625%	06/01/22		5,135	5,216,615
5.875%	12/16/36		3,600	4,676,072
L Brands, Inc.,
Gtd. Notes
5.625%	02/15/22		1,200	1,280,880
6.750%	07/01/36		1,070	1,035,011
6.875%	11/01/35		1,710	1,658,700
8.500%	06/15/19		750	824,063
Landry’s, Inc.,
Sr. Unsec’d. Notes, 144A
6.750%	10/15/24		1,160	1,173,050
McDonald’s Corp.,
Sr. Unsec’d. Notes, MTN
4.875%	12/09/45		2,598	2,924,540
Men’s Wearhouse, Inc. (The),
Gtd. Notes
7.000%	07/01/22	(a)	1,230	1,171,575
PetSmart, Inc.,
Gtd. Notes, 144A(a)
7.125%	03/15/23		347	270,591
PVH Corp.,
Sr. Unsec’d. Notes, 144A
3.625%	07/15/24		EUR 3,360	4,339,463
Rite Aid Corp.,
Gtd. Notes, 144A
6.125%	04/01/23	(a)	400	388,500
Sally Holdings LLC/Sally Capital, Inc.,
Gtd. Notes
5.625%	12/01/25	(a)	2,300	2,357,500

				48,859,460

Semiconductors — 0.1%
Analog Devices, Inc.,
Sr. Unsec’d. Notes
3.125%	12/05/23		740	750,656

A1143

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Semiconductors (cont’d.)
Broadcom Corp./Broadcom Cayman Finance Ltd.,
Gtd. Notes, 144A
3.000%	01/15/22	4,700	$4,778,406
3.875%	01/15/27	4,675	4,815,111
NXP BV/NXP Funding LLC (Netherlands),
Gtd. Notes, 144A
4.625%	06/01/23	5,460	5,869,500
Sensata Technologies BV,
Gtd. Notes, 144A
5.000%	10/01/25	1,545	1,628,507
5.625%	11/01/24	570	627,713

			18,469,893

Software — 0.2%
Fidelity National Information Services, Inc.,
Sr. Unsec’d. Notes
2.250%	08/15/21	3,000	2,979,829
2.850%	10/15/18	2,100	2,124,531
3.625%	10/15/20	1,567	1,631,746
First Data Corp.,
Gtd. Notes, 144A
7.000%	12/01/23	5,140	5,488,492
Sr. Sec’d. Notes, 144A
5.000%	01/15/24	940	976,002
5.375%	08/15/23	550	575,300
Microsoft Corp.,
Sr. Unsec’d. Notes
3.300%	02/06/27	810	838,676
3.950%	08/08/56	1,155	1,190,202
4.100%	02/06/37	8,345	9,043,618
4.450%	11/03/45	5,030	5,664,849
4.500%	02/06/57	1,210	1,369,232
Oracle Corp.,
Sr. Unsec’d. Notes
2.950%	05/15/25	7,100	7,159,576
4.300%	07/08/34	1,295	1,415,127
Quintiles Ims, Inc.,
Sr. Unsec’d. Notes
3.500%	10/15/24	EUR 2,150	2,655,401

			43,112,581

Telecommunications — 0.3%
AT&T, Inc.,
Sr. Unsec’d. Notes
3.400%	05/15/25	4,485	4,424,008
3.950%	01/15/25	3,690	3,790,068
4.500%	05/15/35	2,715	2,680,484
4.900%	08/14/37	1,860	1,879,801
5.150%	03/15/42	2,370	2,395,283
5.250%	03/01/37	3,230	3,399,179
5.300%	08/14/58	2,110	2,132,904
British Telecommunications PLC (United Kingdom),
Sr. Unsec’d. Notes
9.125%	12/15/30	735	1,112,361
CommScope Technologies LLC,
Gtd. Notes, 144A
5.000%	03/15/27	480	481,200
6.000%	06/15/25	2,245	2,399,344

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Telecommunications (cont’d.)
CommScope, Inc.,
Gtd. Notes, 144A
5.000%	06/15/21		195	$199,875
5.500%	06/15/24		3,540	3,703,725
Deutsche Telekom International Finance BV (Germany),
Gtd. Notes, 3 Month LIBOR + 0.450%, 144A
1.774%(c)	09/19/19		3,500	3,505,396
Level 3 Financing, Inc.,
Gtd. Notes
5.375%	05/01/25		1,000	1,028,125
Qwest Corp.,
Sr. Unsec’d. Notes
6.750%	12/01/21		2,800	3,057,553
Sprint Communications, Inc.,
Sr. Unsec’d. Notes
6.000%	11/15/22		2,175	2,328,381
7.000%	08/15/20		625	682,888
Sprint Corp.,
Gtd. Notes
7.875%	09/15/23		2,335	2,708,600
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC,
First Mortgage, 144A
3.360%	03/20/23		1,865	1,892,975
Telecom Italia SpA (Italy),
Sr. Unsec’d. Notes, 144A
5.303%	05/30/24	(a)	1,300	1,413,750
Sr. Unsec’d. Notes, EMTN
6.375%	06/24/19		GBP 850	1,234,330
Telefonica Emisiones SAU (Spain),
Gtd. Notes
5.213%	03/08/47		1,070	1,177,572
T-Mobile USA, Inc.,
Gtd. Notes
5.125%	04/15/25		1,250	1,306,250
6.000%	04/15/24		985	1,045,331
6.375%	03/01/25		670	721,389
6.500%	01/15/26		3,460	3,818,975
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
4.500%	08/10/33		4,585	4,697,745

				59,217,492

Textiles — 0.1%
Cintas Corp. No. 2,
Gtd. Notes
2.900%	04/01/22		4,175	4,253,172
3.700%	04/01/27		8,855	9,248,385

				13,501,557

Transportation — 0.0%
FedEx Corp.,
Gtd. Notes
4.750%	11/15/45		2,020	2,199,901
Kansas City Southern de Mexico SA de CV,
Gtd. Notes
3.000%	05/15/23		1,785	1,789,444

				3,989,345

A1144

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Trucking & Leasing — 0.1%
Penske Truck Leasing Co. LP/PTL Finance Corp.,
Sr. Unsec’d. Notes, 144A
3.300%	04/01/21		5,490	$5,634,211

TOTAL CORPORATE BONDS (cost $1,941,222,775)				2,007,228,566
FOREIGN GOVERNMENT BONDS — 1.1%
Argentine Republic Government International Bond (Argentina),
Sr. Unsec’d. Notes
6.875%	04/22/21		1,895	2,065,549
Brazil Minas SPE via State of Minas Gerais (Brazil),
Gov’t. Gtd. Notes
5.333%	02/15/28		3,500	3,552,499
Colombia Government International Bond (Colombia),
Sr. Unsec’d. Notes
4.375%	07/12/21		300	320,100
5.625%	02/26/44		1,170	1,308,060
7.375%	09/18/37		800	1,055,200
Costa Rica Government International Bond (Costa Rica),
Sr. Unsec’d. Notes
4.250%	01/26/23		5,770	5,733,938
Dominican Republic International Bond (Dominican Republic),
Sr. Unsec’d. Notes
7.500%	05/06/21		6,300	7,008,749
Sr. Unsec’d. Notes, 144A
7.500%	05/06/21		600	667,500
Export-Import Bank of Korea (South Korea),
Sr. Unsec’d. Notes
5.125%	06/29/20		2,000	2,136,216
Finland Government International Bond (Finland),
Sr. Unsec’d. Notes
6.950%	02/15/26		2,000	2,544,677
Sr. Unsec’d. Notes, 144A
1.750%	09/10/19		1,000	1,002,670
Finnvera OYJ (Finland),
Gov’t. Gtd. Notes, MTN
2.375%	06/04/25		2,000	1,949,819
Gov’t. Gtd. Notes, MTN, 144A
2.375%	06/04/25		800	779,928
Hellenic Republic Government Bond (Greece),
Bonds
3.000%(cc)	02/24/31	EUR	2,960	2,718,330
3.000%(cc)	02/24/32	EUR	2,410	2,191,804
3.000%(cc)	02/24/35	EUR	1,795	1,554,125
Sr. Unsec’d. Notes, 144A
4.375%	08/01/22	EUR	3,715	4,340,504
Hungary Government International Bond (Hungary),
Sr. Unsec’d. Notes
2.110%	10/26/17	JPY	300,000	2,665,357
4.125%	02/19/18		1,480	1,493,320
5.375%	03/25/24		510	583,313
5.750%	11/22/23		1,300	1,506,427
6.375%	03/29/21		9,308	10,494,770
7.625%	03/29/41		1,374	2,127,364
Indonesia Government International Bond (Indonesia),
Sr. Unsec’d. Notes
3.375%	07/30/25	EUR	1,680	2,190,294
Sr. Unsec’d. Notes, 144A
8.500%	10/12/35		100	148,319

Interest Rate	Maturity Date	Principal Amount (000)#		Value
FOREIGN GOVERNMENT BONDS (Continued)
Sr. Unsec’d. Notes, MTN
2.875%	07/08/21	EUR	1,005	$1,279,207
3.750%	06/14/28	EUR	9,620	12,719,980
Sr. Unsec’d. Notes, MTN, 144A
2.150%	07/18/24	EUR	2,000	2,434,700
Instituto de Credito Oficial (Spain),
Gov’t. Gtd. Notes, 144A
1.625%	09/14/18		2,200	2,192,082
Italy Government International Bond (Italy),
Sr. Unsec’d. Notes
6.875%	09/27/23		3,000	3,594,000
Japan Bank for International Cooperation (Japan),
Gov’t. Gtd. Notes
1.500%	07/21/21		2,600	2,531,650
1.750%	07/31/18		1,500	1,499,591
2.125%	06/01/20		1,600	1,601,250
2.125%	07/21/20		1,800	1,804,949
2.250%	02/24/20		2,000	2,009,562
2.500%	06/01/22		2,400	2,422,879
Japan Finance Organization for Municipalities (Japan),
Sr. Unsec’d. Notes, MTN
2.500%	09/12/18		5,000	5,019,779
2.625%	04/20/22		1,600	1,605,167
Sr. Unsec’d. Notes, MTN, 144A
2.000%	09/08/20		2,600	2,583,805
2.125%	04/13/21		1,600	1,582,723
2.125%	10/25/23		3,200	3,106,466
2.375%	02/13/25		3,000	2,924,724
2.500%	09/12/18		3,000	3,012,437
2.625%	04/20/22		1,400	1,404,522
Kingdom of Belgium Government International Bond (Belgium),
Sr. Unsec’d. Notes, EMTN
1.500%	06/22/18		3,000	2,999,909
Lithuania Government International Bond (Lithuania),
Sr. Unsec’d. Notes
7.375%	02/11/20		2,000	2,244,311
Mexico Government International Bond (Mexico),
Sr. Unsec’d. Notes
4.000%	10/02/23		980	1,036,056
Sr. Unsec’d. Notes, MTN
4.750%	03/08/44		2,000	2,061,000
6.050%	01/11/40		250	300,000
Municipality Finance PLC (Finland),
Gov’t. Gtd. Notes
1.250%	09/10/18		1,800	1,794,388
Panama Government International Bond (Panama),
Sr. Unsec’d. Notes
6.700%	01/26/36		1,200	1,587,000
Peruvian Government International Bond (Peru),
Sr. Unsec’d. Notes
2.750%	01/30/26	EUR	800	1,043,612
Philippine Government International Bond (Philippines),
Sr. Unsec’d. Notes
7.750%	01/14/31		1,000	1,455,130
Portugal Government International Bond (Portugal),
Sr. Unsec’d. Notes, MTN
5.125%	10/15/24		9,325	9,895,224
Portugal Obrigacoes do Tesouro OT (Portugal),
Sr. Unsec’d. Notes, 144A
3.875%	02/15/30	EUR	11,225	14,592,102

A1145

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
FOREIGN GOVERNMENT BONDS (Continued)
Province of Alberta (Canada),
Sr. Unsec’d. Notes, 144A
2.050%	08/17/26		5,000	$4,689,348
Unsec’d. Notes
2.200%	07/26/22		1,035	1,029,999
Province of Manitoba (Canada),
Sr. Unsec’d. Notes
2.125%	06/22/26		700	664,388
Unsec’d. Notes
9.625%	12/01/18		1,170	1,272,136
Province of Ontario (Canada),
Sr. Unsec’d. Notes
4.400%	04/14/20		1,880	1,994,220
Province of Quebec (Canada),
Sr. Unsec’d. Notes
2.750%	04/12/27		3,290	3,285,985
Unsec’d. Notes, MTN
7.140%	02/27/26		3,230	4,115,910
Provincia de Buenos Aires (Argentina),
Sr. Unsec’d. Notes, 144A
9.950%	06/09/21		2,640	3,040,990
Romanian Government International Bond (Romania),
Sr. Unsec’d. Notes, MTN, 144A
2.375%	04/19/27	EUR	1,500	1,801,635
Saudi Government International Bond (Saudi Arabia),
Sr. Unsec’d. Notes, MTN, 144A
2.375%	10/26/21		3,260	3,215,990
Slovenia Government International Bond (Slovenia),
Sr. Unsec’d. Notes
4.125%	02/18/19		10,000	10,284,119
5.850%	05/10/23		3,200	3,734,938
Sr. Unsec’d. Notes, 144A
5.250%	02/18/24		2,889	3,312,620
Tokyo Metropolitan Government (Japan),
Sr. Unsec’d. Notes
1.625%	06/06/18		6,000	5,992,979
2.000%	05/17/21		1,000	984,651
Sr. Unsec’d. Notes, 144A
2.000%	05/17/21		6,200	6,104,836
2.500%	06/08/22		1,600	1,604,819
Turkey Government International Bond (Turkey),
Sr. Unsec’d. Notes
5.625%	03/30/21		2,000	2,126,620
7.000%	06/05/20		2,000	2,183,800

TOTAL FOREIGN GOVERNMENT BONDS (cost $214,102,699)				217,917,020

MUNICIPAL BONDS — 0.1%
Alabama — 0.0%
Alabama Economic Settlement Authority,
Revenue Bonds
4.263%	09/15/32		555	585,814

California — 0.1%
Bay Area Toll Authority,
Revenue Bonds, BABs
6.263%	04/01/49		1,330	1,907,725
City of Los Angeles Department of Airports,
Revenue Bonds, BABs
6.582%	05/15/39		4,685	6,074,337

Interest Rate	Maturity Date	Principal Amount (000)#	Value
MUNICIPAL BONDS (Continued)
California (cont’d.)
Los Angeles Department of Water & Power,
Revenue Bonds, BABs
6.008%	07/01/39	1,850	$2,375,530
University of California,
Revenue Bonds
3.934%	05/15/45	340	343,869
4.131%	05/15/45	360	373,910
4.767%	05/15/2115	850	888,327

			11,963,698

Colorado — 0.0%
Regional Transportation District,
Revenue Bonds, BABs
5.844%	11/01/50	955	1,277,742

District of Columbia — 0.0%
District of Columbia Water & Sewer Authority,
Revenue Bonds
4.814%	10/01/2114	550	608,933
Revenue Bonds, BABs
5.522%	10/01/44	1,340	1,673,848

			2,282,781

New York — 0.0%
New York State Urban Development Corp.,
Revenue Bonds, BABs
5.838%	03/15/40	2,000	2,508,300

Ohio — 0.0%
American Municipal Power, Inc.,
Revenue Bonds, BABs
8.084%	02/15/50	265	438,233

Pennsylvania — 0.0%
Pennsylvania Turnpike Commission,
Revenue Bonds, BABs
5.511%	12/01/45	1,815	2,343,673
6.105%	12/01/39	1,035	1,376,654

			3,720,327

Virginia — 0.0%
University of Virginia,
Revenue Bonds
4.179%	09/01/17	1,925	1,927,118

TOTAL MUNICIPAL BONDS (cost $23,871,550)			24,704,013

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 1.1%
Alternative Loan Trust,
Series 2005-9CB, Class 1A5, 1 Month LIBOR + 0.500%
1.737%(c)	05/25/35	4,624	3,989,842
Series 2005-69, Class A1, Federal Reserve US 12 Month
Cumulative Avg 1 Year CMT + 1.000%
1.889%(c)	12/25/35	3,313	3,135,135
Banc of America Funding Corp.,
Series 2015-R3, Class 1A1, 1 Month LIBOR + 0.190%, 144A
1.427%(c)	03/27/36	3,042	2,946,342
Banc of America Funding Trust,
Series 2015-R4, Class 4A1, 144A
3.500%(cc)	01/27/30	1,882	1,876,942

A1146

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Series 2015-R9, Class 1A1, 144A
1.550%(cc)	12/26/46	12,393	$12,311,545
Series 2015-R9, Class 2A1, 1 Month LIBOR + 0.210%,
144A
1.442%(c)	02/26/37	11,518	10,935,139
Bayview Opportunity Master Fund IVb Trust,
Series 2016-CRT1, Class M1, 1 Month LIBOR + 1.750%, 144A
2.983%(c)	10/27/27	1,295	1,294,652
Series 2017-CRT1, Class M, 1 Month LIBOR + 2.150%, 144A
3.383%(c)	10/25/28	3,094	3,098,763
CIM Trust,
Series 2017-3, Class A1, 1 Month LIBOR + 2.000%, 144A
3.240%(c)	01/25/57	7,205	7,306,967
Series 2017-6, Class A1, 144A
3.015%(cc)	06/25/57	8,090	8,047,978
Fannie Mae Connecticut Avenue Securities,
Series 2016-C04, Class 1M1, 1 Month LIBOR + 1.450%
2.687%(c)	01/25/29	3,226	3,255,870
Series 2017-C03, Class 1M2, 1 Month LIBOR + 3.000%
4.237%(c)	10/25/29	1,200	1,236,345
Series 2017-C05, Class 1M2, 1 Month LIBOR + 2.200%
3.434%(c)	01/25/30	1,130	1,115,310
Fannie Mae REMICS,
Series 2012-134, Class IL, IO
3.500%	12/25/32	1,073	168,507
Freddie Mac Structured Agency Credit Risk Debt Notes,
Series 2014-DN4, Class M3, 1 Month LIBOR + 4.550%
5.787%(c)	10/25/24	1,564	1,694,284
Series 2015-DNA1, Class M3, 1 Month LIBOR + 3.300%
4.537%(c)	10/25/27	5,050	5,599,529
Series 2016-DNA4, Class M2, 1 Month LIBOR + 1.300%
2.537%(c)	03/25/29	2,280	2,308,500
Series 2016-HQA2, Class M2, 1 Month LIBOR + 2.250%
3.487%(c)	11/25/28	2,330	2,395,694
Series 2016-HQA3, Class M2, 1 Month LIBOR + 1.350%
2.587%(c)	03/25/29	2,020	2,045,007
Series 2016-HQA4, Class M2, 1 Month LIBOR + 1.300%
2.537%(c)	04/25/29	4,610	4,669,617
GSMSC Resecuritization Trust,
Series 2009-6R, Class 1A2, 144A
3.012%(cc)	06/26/37	5,572	5,176,297
Series 2015-3R, Class 2A1, 1 Month LIBOR + 0.140%, 144A
1.372%(c)	10/26/36	4,573	4,445,678
Series 2015-3R, Class 2A2, 1 Month LIBOR + 0.140%, 144A
1.372%(c)	10/26/36	1,600	1,365,852
Series 2015-4R, Class A1, 1 Month LIBOR + 0.140%, 144A
1.372%(c)	03/26/37	1,339	1,301,668
Series 2015-4R, Class A2, 1 Month LIBOR + 0.140%, 144A
1.372%(c)	03/26/37	400	344,123
HarborView Mortgage Loan Trust,
Series 2005-1, Class 2A1A, 1 Month LIBOR + 0.540%
1.777%(c)	03/19/35	2,864	2,736,582

Interest Rate	Maturity Date		Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Impac Secured Assets Trust,
Series 2006-1, Class 2A2, 1 Month LIBOR + 0.410%
1.647%(c)	05/25/36		571	$559,357
Series 2006-2, Class 2M1, 1 Month LIBOR + 0.500%
1.737%(c)	08/25/36		790	727,751
LSTAR Securities Investment Ltd. (Cayman Islands),
Series 2017-4, Class A, 1 Month LIBOR + 2.000%, 144A
3.237%(c)	05/01/22		30,190	30,142,242
Series 2017-5, Class A, 1 Month LIBOR + 2.000%, 144A
3.237%(c)	05/01/22		31,826	31,830,046
Series 2017-6, Class A, 1 Month LIBOR + 1.750%, 144A^
2.986%(c)	09/01/22		7,370	7,363,809
Series 2016-5, Class A1, 1 Month LIBOR + 2.000%, 144A
3.237%(c)	11/01/21		2,764	2,764,146
Mortgage Repurchase Agreement Financing Trust,
Series 2016-4, Class A1, 1 Month LIBOR + 1.200%, 144A
2.435%(c)	05/10/19		16,440	16,440,000
Series 2016-5, Class A, 1 Month LIBOR + 1.170%, 144A
2.401%(c)	06/10/19		2,800	2,799,986
Series 2017-1, Class A2, 1 Month LIBOR + 0.850%, 144A
2.081%(c)	07/10/19		10,120	10,122,601
MortgageIT Securities Corp. Mortgage Loan Trust,
Series 2007-2, Class A1, 1 Month LIBOR + 0.500%
1.737%(c)	09/25/37		3,666	3,467,670
Ripon Mortgages PLC (United Kingdom),
Series 1A, Class A1, 3 Month GBP LIBOR + 0.800%, 144A
1.082%(c)	08/20/56		GBP 15,006	20,183,713
WaMu Mortgage Pass-Through Certificates Trust,
Series 2004-AR8, Class A1, 1 Month LIBOR + 0.420%
1.657%(c)	06/25/44		2,301	2,224,888
Series 2005-4, Class CB1, 1 Month LIBOR + 0.450%
1.687%(c)	06/25/35		2,458	2,062,178
Series 2006-AR1, Class A1A, 1 Month LIBOR + 0.250%
1.487%(c)	02/25/36		2,311	2,043,937

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $221,648,121)				227,534,492

U.S. GOVERNMENT AGENCY OBLIGATIONS — 3.4%
Fannie Mae Principal Strip, Notes, MTN
2.311%(s)	10/08/27		2,305	1,751,312
2.777%(s)	05/15/30		1,665	1,138,159
Federal Home Loan Mortgage Corp.
2.500%	03/01/30		1,069	1,078,298
2.543%(s)	12/14/29		2,100	1,461,323
3.000%	06/01/29		1,444	1,486,418
3.000%	01/01/43		1,802	1,819,258
3.000%	03/01/43		6,894	6,960,090
3.000%	06/01/46		7,266	7,300,364
3.000%	11/01/46		5,122	5,143,933
3.000%	01/01/47		31,531	31,668,066
3.500%	01/01/27		548	574,688
3.500%	TBA		36,000	37,061,734
4.000%	09/01/40		3,966	4,192,129
4.000%	12/01/40		1,564	1,652,802
4.000%	TBA		55,250	58,172,205
6.250%	07/15/32	(k)	3,810	5,356,929

A1147

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
6.750%	03/15/31	(k)	4,800	$6,900,528
Federal National Mortgage Assoc.
2.500%	04/01/28		485	491,839
2.500%	06/01/28		1,011	1,023,956
3.000%	02/01/31		4,866	5,002,925
3.000%	04/01/43		3,895	3,929,027
3.000%	05/01/43		1,234	1,244,870
3.000%	06/01/43		3,832	3,865,872
3.000%	07/01/43		1,094	1,103,212
3.000%	08/01/43		4,361	4,399,039
3.000%	08/01/43		2,942	2,967,146
3.000%	08/01/43		1,781	1,796,481
3.000%	08/01/43		343	345,429
3.000%	04/01/45		1,550	1,558,062
3.000%	04/01/45		1,088	1,093,030
3.000%	07/01/46		5,465	5,486,866
3.000%	TBA		8,500	8,527,889
3.000%	TBA		22,500	23,118,748
3.500%	05/01/42		10,715	11,097,126
3.500%	05/01/42		594	614,427
3.500%	07/01/42		28,076	29,074,575
3.500%	06/01/43		5,348	5,526,854
3.500%	12/01/45		1,015	1,046,740
3.500%	12/01/46		8,409	8,674,905
3.500%	TBA		41,500	42,705,282
3.500%	TBA	(tt)	119,000	122,676,909
4.000%	09/01/40		2,422	2,562,734
4.000%	01/01/44		6,229	6,568,718
4.000%	TBA		34,000	35,745,155
4.500%	12/01/43		19,405	20,868,215
4.500%	08/01/44		552	593,298
5.000%	03/01/44		633	690,056
5.000%	TBA		1,000	1,090,785
6.250%	05/15/29	(k)	8,515	11,466,657
6.625%	11/15/30	(k)	1,340	1,896,621
7.125%	01/15/30	(k)	1,305	1,893,289
Government National Mortgage Assoc.
3.500%	05/20/43		2,825	2,952,317
3.500%	04/20/45		12,824	13,352,347
3.500%	TBA		18,000	18,708,750
4.000%	TBA		69,500	73,189,470
4.500%	10/20/43		3,270	3,491,149
4.500%	11/20/46		12,237	13,063,195
Iraq Government AID Bond, Gov’t. Gtd. Notes
2.149%	01/18/22		800	802,351
Tennessee Valley Authority, Sr. Unsec’d. Notes
2.875%	02/01/27		605	620,692
Tennessee Valley Authority Generic Strip, Bonds
— %(p)	03/15/33		800	480,728
2.700%(s)	09/15/30		2,480	1,627,741
Tennessee Valley Authority Principal Strip, Bonds
2.217%(s)	11/01/25		1,020	821,437

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $675,627,829)				673,575,150

U.S. TREASURY OBLIGATIONS — 0.6%
U.S. Treasury Bonds
2.500%	05/15/46	(k)	9,865	9,166,743

Interest Rate	Maturity Date		Principal Amount (000)#	Value
U.S. TREASURY OBLIGATIONS (Continued)
2.875%	05/15/43		14,790	$14,907,858
2.875%	08/15/45		2,645	2,656,365
2.875%	11/15/46	(h)	7,185	7,210,540
3.000%	11/15/44		1,355	1,395,915
3.000%	11/15/45	(h)(k)	24,320	25,016,350
3.000%	05/15/47	(h)(k)	9,570	9,847,381
3.125%	02/15/43		8,635	9,111,612
4.250%	11/15/40		3,505	4,397,954
U.S. Treasury Notes
2.000%	11/30/22	(k)	2,635	2,639,632
2.125%	08/15/21	(k)	1,850	1,873,631
U.S. Treasury Strips Coupon
(0.922)%(s)	11/15/18		500	492,422
0.999%(s)	08/15/19		3,000	2,917,957
1.400%(s)	11/15/20		6,700	6,359,407
1.456%(s)	08/15/22		6,600	5,992,326
1.872%(s)	05/15/31	(k)	1,600	1,120,396
1.889%(s)	08/15/29	(k)	1,600	1,186,510
2.042%(s)	05/15/23		6,600	5,866,199
2.089%(s)	11/15/35	(k)	3,200	1,943,973
2.132%(s)	11/15/28	(k)	3,180	2,410,510
2.161%(s)	05/15/29	(k)	7,710	5,757,656
2.251%(s)	08/15/40	(k)	3,200	1,648,193

TOTAL U.S. TREASURY OBLIGATIONS (cost $127,579,933)				123,919,530

TOTAL LONG-TERM INVESTMENTS (cost $16,239,087,827)				17,747,882,858

			Shares
SHORT-TERM INVESTMENTS — 17.5%
AFFILIATED MUTUAL FUNDS — 17.1%
Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund(w)			2,663,459,337	2,663,459,337
Prudential Investment Portfolios 2 - Prudential Institutional Money Market Fund (cost $769,788,475; includes $769,075,072 of cash collateral for securities on loan)(b)(w)			769,711,504	769,788,475

TOTAL AFFILIATED MUTUAL FUNDS (cost $3,433,247,812)				3,433,247,812

Interest Rate	Maturity Date		Principal Amount (000)#
U.S. TREASURY OBLIGATIONS(k)(n) — 0.4%
U.S. Treasury Bills
0.993%	12/21/17		100	99,779
1.010%	12/21/17		1,200	1,197,353
1.020%	12/21/17		71,150	70,993,074

TOTAL U.S. TREASURY OBLIGATIONS (cost $72,285,812)				72,290,206

OPTIONS PURCHASED* — 0.0% (cost $10,977,625)				7,204,978

A1148

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Value
TOTAL SHORT-TERM INVESTMENTS (cost $3,516,511,249)	$3,512,742,996

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN — 105.9% (cost $19,755,599,076)	21,260,625,854

OPTIONS WRITTEN* — (0.0)% (premiums received $2,434,040)	(583,266)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN — 105.9% (cost $19,753,165,036)	21,260,042,588
Liabilities in excess of other assets(z) — (5.9)%	(1,179,645,144)

NET ASSETS — 100.0%	$20,080,397,444

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
^	Indicates a Level 3 security. The aggregate value of Level 3 securities is $23,016,197 and 0.1% of net assets.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $751,527,367; cash collateral of $769,075,072 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at September 30, 2017.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of September 30, 2017. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(f)	Indicates a restricted security; the aggregate original cost of such securities is $5,584,912. The aggregate value of $6,220,908 is 0.0% of net assets.
(h)	Represents security, or a portion thereof, segregated as collateral for OTC derivatives.

(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(n)	Rate shown reflects yield to maturity at purchase date.
(p)	Interest rate not available as of September 30, 2017.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(tt)	All or partial principal amount represents “TBA” mortgage dollar rolls. The aggregate mortgage dollar roll principal amount of $119,000,000 is 0.6% of net assets.

(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund and Prudential Institutional Money Market Fund.

(z)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end, with the exception of options which are included in net assets at market value:

Exchange Traded Options - Purchased

Description	Call/ Put	Expiration Date	Strike Price	Contracts	Notional Amount (000)#	Value
10 Year U.S. Treasury Notes Futures	Call	10/27/17	$127.00	2,290	2,290	$214,688
10 Year U.S. Treasury Notes Futures	Call	10/27/17	$127.50	2,526	2,526	157,875
10 Year U.S. Treasury Notes Futures	Call	10/27/17	$128.50	5,600	5,600	174,999
S&P 500 Index	Call	05/12/22	$2,390.00	130	130	5,574,049

						$6,121,611

Exchange Traded Options - Written

Description	Call/ Put	Expiration Date	Strike Price	Contracts	Notional Amount (000)#	Value
10 Year U.S. Treasury Notes Futures	Call	10/27/17	$129.50	1,695	1,695	$(52,969)
10 Year U.S. Treasury Notes Futures	Call	10/27/17	$129.00	3,121	3,121	(97,531)
10 Year U.S. Treasury Notes Futures	Call	10/27/17	$130.00	5,600	5,600	(87,501)

						$(238,001)

OTC Swaptions - Purchased

Description	Call/ Put	Counterparty	Expiration Date	Strike Price	Receive	Pay	Notional Amount (000)#	Value
CDX.NA.HY.28.V1, 06/20/22	Call	BNP Paribas	10/18/17	$107.50	5.00%(Q)	CDX.NA.HY.28.V1(Q)	90,000	$ 213,392
7- Year x 8- Year Interest Rate Swap, 10/04/32	Put	Goldman Sachs & Co.	10/02/17	2.39%	6 Month EURIBOR(S)	2.39%(A)	EUR 8,840	—
15- Year x 15- Year Interest Rate Swap, 10/04/47	Put	Goldman Sachs & Co.	10/02/17	2.07%	6 Month EURIBOR(S)	2.07%(A)	EUR 5,835	597

A1148

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Description	Call/ Put	Counterparty	Expiration Date	Strike Price	Receive		Pay		Notional Amount (000)#	Value
30- Year Interest Rate Swap, 04/24/48	Put	Citigroup Global Markets	04/20/18	2.75%	3 Month LIBOR	(Q)	2.75%(S)		1,140	$23,944
30- Year Interest Rate Swap, 04/24/48	Put	Barclays Capital Group	04/20/18	2.75%	3 Month LIBOR	(Q)	2.75%(S)		12,100	254,142
30- Year Interest Rate Swap, 05/08/48	Put	Barclays Capital Group	05/03/18	2.75%	3 Month LIBOR	(Q)	2.75%(S)		26,500	591,292

										$1,083,367

OTC Swaptions - Written

Description	Call/ Put	Counterparty	Expiration Date	Strike Price	Receive		Pay	Notional Amount (000)#		Value
7- Year x 8- Year Interest Rate Swap, 10/04/32	Put	Goldman Sachs & Co.	10/02/17	2.19%	2.19%(A)		6 Month EURIBOR(S)	EUR	8,840	$(214)
15-Year x 15- Year Interest Rate Swap, 10/04/47	Put	Goldman Sachs & Co.	10/02/17	2.27%	2.27%(A)		6 Month EURIBOR(S)	EUR	5,835	—
30- Year Interest Rate Swap, 04/24/48	Put	Citigroup Global Markets	04/20/18	3.05%	3.05%(S)		3 Month LIBOR(Q)		1,140	(8,640)
30- Year Interest Rate Swap, 04/24/48	Put	Barclays Capital Group	04/20/18	3.05%	3.05%(S)		3 Month LIBOR(Q)		12,100	(91,707)
30- Year Interest Rate Swap, 05/08/48	Put	Barclays Capital Group	05/03/18	3.05%	3.05%(S)		3 Month LIBOR(Q)		26,500	(222,311)
CDX.NA.HY.28.V1, 06/20/22	Put	BNP Paribas	10/18/17	$103.00	5.00%(Q)		CDX.NA.HY.28.V1(Q)		90,000	(22,393)

										$(345,265)

Futures contracts outstanding at September 30, 2017:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Current Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Long Positions:
353	2 Year U.S. Treasury Notes	Dec. 2017	$76,324,994	$76,143,203	$(181,791)
10,024	5 Year U.S. Treasury Notes	Dec. 2017	1,184,806,866	1,177,820,000	(6,986,866)
468	10 Year Euro-Bund.	Dec. 2017	89,524,879	89,058,835	(466,044)
269	10 Year U.K. Gilt	Dec. 2017	44,595,709	44,653,704	57,995
489	10 Year U.S. Treasury Notes	Dec. 2017	61,812,431	61,277,813	(534,618)
805	10 Year U.S. Ultra U.S. Treasury Notes	Dec. 2017	109,204,914	108,134,141	(1,070,773)
186	20 Year U.S. Treasury Bonds	Dec. 2017	28,802,391	28,423,125	(379,266)
2,046	30 Year U.S. Ultra Treasury Bonds	Dec. 2017	342,435,508	337,845,750	(4,589,758)
248	CAC40 10 Euro	Oct. 2017	15,161,092	15,612,481	451,389
37	DAX Index	Dec. 2017	13,638,311	13,991,431	353,120
210	FTSE 100 Index	Dec. 2017	20,798,237	20,625,176	(173,061)
5,680	Mini MSCI EAFE Index	Dec. 2017	558,840,580	561,865,600	3,025,020
9,433	S&P 500 E-Mini Index	Dec. 2017	1,166,589,354	1,186,718,565	20,129,211
660	TOPIX Index	Dec. 2017	92,627,665	98,244,834	5,617,169

					15,251,727

Short Positions:
756	2 Year U.S. Treasury Notes	Dec. 2017	163,614,937	163,071,563	543,374
49	10 Year Japanese Bonds	Dec. 2017	65,696,245	65,471,229	225,016
779	10 Year U.S. Treasury Notes	Dec. 2017	98,937,859	97,618,438	1,319,421
528	20 Year U.S. Treasury Bonds	Dec. 2017	81,888,977	80,685,000	1,203,977
179	30 Year Euro Buxl	Dec. 2017	35,190,474	34,539,109	651,365

					3,943,153

					$19,194,880

A1149

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Securities with combined market values of $13,801,228 and $72,290,206 have been segregated with Citigroup Global Markets and Goldman Sachs & Co., respectively, to cover requirements for open futures contracts at September 30, 2017.

Forward foreign currency exchange contracts outstanding at September 30, 2017:

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts:
Japanese Yen,
Expiring 10/27/17	JPMorgan Chase	JPY	259,931	$2,355,397	$2,313,250	$(42,147)

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts:
British Pound,
Expiring 10/27/17	Citigroup Global Markets	GBP	21,471	$28,092,307	$28,798,812	$(706,505)
Expiring 10/27/17	JPMorgan Chase	GBP	1,240	1,657,913	1,663,167	(5,254)
Euro,
Expiring 10/27/17	Bank of America	EUR	4,299	5,138,616	5,089,118	49,498
Expiring 10/27/17	Citigroup Global Markets	EUR	8,299	9,911,565	9,823,783	87,782
Expiring 10/27/17	Citigroup Global Markets	EUR	3,620	4,271,748	4,285,048	(13,300)
Expiring 10/27/17	JPMorgan Chase	EUR	58,403	68,409,737	69,132,015	(722,278)
Expiring 10/27/17	JPMorgan Chase	EUR	2,200	2,620,781	2,604,173	16,608
Expiring 10/27/17	JPMorgan Chase	EUR	1,367	1,600,248	1,618,602	(18,354)
Expiring 10/27/17	JPMorgan Chase	EUR	1,100	1,299,943	1,302,087	(2,144)
Hungarian Forint,
Expiring 10/20/17	Citigroup Global Markets	HUF	128,843	486,713	488,979	(2,266)
Israeli Shekel,
Expiring 10/20/17	Goldman Sachs & Co.	ILS	624	175,547	176,578	(1,031)
Japanese Yen,
Expiring 10/27/17	Citigroup Global Markets	JPY	259,931	2,338,683	2,313,250	25,433
Polish Zloty,
Expiring 10/20/17	Citigroup Global Markets	PLN	1,586	434,696	434,698	(2)
South African Rand,
Expiring 12/15/17	UBS AG	ZAR	4,637	345,387	338,207	7,180
Expiring 12/15/17	UBS AG	ZAR	4,637	345,388	338,208	7,180

				$127,129,272	$128,406,725	(1,277,453)

						$(1,319,600)

Credit default swap agreements outstanding at September 30, 2017:

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value(4)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC credit default swaps on asset-backed securities – Sell Protection(2)^:
Ameriquest Home Equity	10/31/17	1.500%(M)	694	$87	$—	$87	Goldman Sachs & Co.
Banc of America Commercial Mortgage Trust	10/30/17	1.500%(M)	148	18	—	18	Goldman Sachs & Co.
Banc of America Commercial Mortgage Trust	10/30/17	1.500%(M)	109	14	—	14	Goldman Sachs & Co.
Bank of America Prime Mortgage	10/31/17	1.500%(M)	2,268	283	—	283	Goldman Sachs & Co.
Bear Stearns Asset Backed Securities	10/31/17	1.500%(M)	1,245	156	—	156	Goldman Sachs & Co.
Chase Mortgage	10/31/17	1.500%(M)	509	64	—	64	Goldman Sachs & Co.
Citigroup Mortgage Loan Trust	10/31/17	1.500%(M)	602	75	—	75	Goldman Sachs & Co.

A1151

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Credit default swap agreements outstanding at (continued):

Reference Entity/Obligation	Termination Date	Fixed Rate		Notional Amount (000)#(3)	Fair Value(4)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC credit default swaps on asset-backed securities – Sell Protection(2)^ (cont’d.):
COMM Mortgage Trust	10/30/17	1.500	%(M)	1,104	$138	$—	$138	Goldman Sachs & Co.
COMM Mortgage Trust	10/30/17	1.500	%(M)	1,017	127	—	127	Goldman Sachs & Co.
COMM Mortgage Trust	10/30/17	1.500	%(M)	933	117	—	117	Goldman Sachs & Co.
COMM Mortgage Trust	10/30/17	1.500	%(M)	474	59	—	59	Goldman Sachs & Co.
COMM Mortgage Trust	10/30/17	1.500	%(M)	250	31	—	31	Goldman Sachs & Co.
COMM Mortgage Trust	10/30/17	1.500	%(M)	194	24	—	24	Goldman Sachs & Co.
COMM Mortgage Trust	10/30/17	1.500	%(M)	186	23	—	23	Goldman Sachs & Co.
COMM Mortgage Trust	10/30/17	1.500	%(M)	176	22	—	22	Goldman Sachs & Co.
COMM Mortgage Trust	10/30/17	1.500	%(M)	153	19	—	19	Goldman Sachs & Co.
Commercial Mortgage Pass Through Certificate	10/30/17	1.500	%(M)	250	31	—	31	Goldman Sachs & Co.
Connecticut Avenue Securities	10/31/17	1.500	%(M)	1,682	210	—	210	Goldman Sachs & Co.
Connecticut Avenue Securities	10/31/17	1.500	%(M)	1,620	202	—	202	Goldman Sachs & Co.
Federal Home Loan Mortgage Corp.	10/30/17	1.500	%(M)	738	92	—	92	Goldman Sachs & Co.
Federal Home Loan Mortgage Corp.	10/30/17	1.500	%(M)	713	89	—	89	Goldman Sachs & Co.
Federal Home Loan Mortgage Corp.	10/30/17	1.500	%(M)	631	79	—	79	Goldman Sachs & Co.
Federal Home Loan Mortgage Corp.	10/30/17	1.500	%(M)	317	40	—	40	Goldman Sachs & Co.
Federal Home Loan Mortgage Corp.	10/30/17	1.500	%(M)	315	39	—	39	Goldman Sachs & Co.
Federal Home Loan Mortgage Corp.	10/30/17	1.500	%(M)	208	26	—	26	Goldman Sachs & Co.
First Franklin Home Equity	10/31/17	1.500	%(M)	139	17	—	17	Goldman Sachs & Co.
GS Mortgage Securities Trust	10/30/17	1.500	%(M)	1,055	132	—	132	Goldman Sachs & Co.
GS Mortgage Securities Trust	10/30/17	1.500	%(M)	882	110	—	110	Goldman Sachs & Co.
GS Mortgage Securities Trust	10/30/17	1.500	%(M)	862	108	—	108	Goldman Sachs & Co.
GS Mortgage Securities Trust	10/30/17	1.500	%(M)	425	53	—	53	Goldman Sachs & Co.
GS Mortgage Securities Trust	10/30/17	1.500	%(M)	244	30	—	30	Goldman Sachs & Co.
GS Mortgage Securities Trust	10/30/17	1.500	%(M)	208	26	—	26	Goldman Sachs & Co.
GS Mortgage Securities Trust	10/30/17	1.500	%(M)	191	24	—	24	Goldman Sachs & Co.
IndyMac Subprime Mortgage	10/31/17	1.500	%(M)	417	52	—	52	Goldman Sachs & Co.

A1152

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Credit default swap agreements outstanding at (continued):

Reference Entity/Obligation	Termination Date	Fixed Rate		Notional Amount (000)#(3)	Fair Value(4)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC credit default swaps on asset-backed securities – Sell Protection(2)^ (cont’d.):
JPMBB Commercial Mortgage Securities Trust	10/30/17	1.500	%(M)	526	$66	$—	$66	Goldman Sachs & Co.
JPMBB Commercial Mortgage Securities Trust	10/30/17	1.500	%(M)	155	19	—	19	Goldman Sachs & Co.
Lehman Home Equity	10/31/17	1.500	%(M)	1,065	133	—	133	Goldman Sachs & Co.
LNR CDO Ltd.	10/11/17	1.500	%(M)	4,595	6,507	(574)	7,081	Goldman Sachs & Co.
Morgan Stanley BAML Trust	10/30/17	1.500	%(M)	1,267	158	—	158	Goldman Sachs & Co.
Morgan Stanley BAML Trust	10/30/17	1.500	%(M)	253	32	—	32	Goldman Sachs & Co.
Morgan Stanley BAML Trust	10/30/17	1.500	%(M)	229	29	—	29	Goldman Sachs & Co.
Morgan Stanley BAML Trust	10/30/17	1.500	%(M)	190	24	—	24	Goldman Sachs & Co.
Morgan Stanley BAML Trust	10/30/17	1.500	%(M)	106	13	—	13	Goldman Sachs & Co.
Morgan Stanley Home Equity	10/31/17	1.500	%(M)	417	52	—	52	Goldman Sachs & Co.
Morgan Stanley Home Equity	10/31/17	1.500	%(M)	324	40	—	40	Goldman Sachs & Co.
New Century Home Equity	10/31/17	1.500	%(M)	879	110	—	110	Goldman Sachs & Co.
New Century Home Equity	10/31/17	1.500	%(M)	602	75	—	75	Goldman Sachs & Co.
New Century Home Equity	10/31/17	1.500	%(M)	602	75	—	75	Goldman Sachs & Co.
Nomura Home Equity	10/31/17	1.500	%(M)	139	17	—	17	Goldman Sachs & Co.
Option One Home Equity	10/31/17	1.500	%(M)	2,046	256	—	256	Goldman Sachs & Co.
Option One Home Equity	10/31/17	1.500	%(M)	608	76	—	76	Goldman Sachs & Co.
Securitized Asset Backed Receivables Trust	10/31/17	1.500	%(M)	231	29	—	29	Goldman Sachs & Co.
Soundview Home Equity Loan Trust	10/31/17	1.500	%(M)	1,537	192	—	192	Goldman Sachs & Co.
Structured Agency Credit Risk	10/31/17	1.500	%(M)	2,268	283	—	283	Goldman Sachs & Co.
Structured Agency Credit Risk	10/31/17	1.500	%(M)	602	75	—	75	Goldman Sachs & Co.
Structured Agency Credit Risk	10/31/17	1.500	%(M)	602	75	—	75	Goldman Sachs & Co.
WF-RBS Commercial Mortgage Trust	10/30/17	1.500	%(M)	722	90	—	90	Goldman Sachs & Co.
WF-RBS Commercial Mortgage Trust	10/30/17	1.500	%(M)	187	23	—	23	Goldman Sachs & Co.
WF-RBS Commercial Mortgage Trust	10/30/17	1.500	%(M)	126	16	—	16	Goldman Sachs & Co.

					$11,082	$(574)	$11,656

A1153

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Credit default swap agreements outstanding at (continued):

Reference Entity/Obligation	Termination Date	Fixed Rate		Notional Amount (000)#(3)	Value at Trade Date	Value at September 30, 2017(4)	Unrealized Appreciation (Depreciation)
Centrally cleared credit default swaps on credit indices - Buy Protection(1):
CDX.NA.IG.29.V1	12/20/22	1.000	%(Q)	165,000	$(3,355,242)	$(3,658,435)	$(303,193)
CDX.NA.IG.29.V1	12/20/22	5.000	%(Q)	38,500	(2,826,554)	(3,079,410)	(252,856)

					$(6,181,796)	$(6,737,845)	$(556,049)

Reference Entity/Obligation	Termination Date	Fixed Rate		Notional Amount (000)#(3)	Implied Credit Spread at September 30, 2017(5)	Value at Trade Date	Value at September 30, 2017	Unrealized Appreciation (Depreciation)
Centrally cleared credit default swaps on corporate and/or sovereign issues – Sell Protection(2):
American International Group Inc.	12/20/20	1.000	%(Q)	6,860	0.302%	$98,074	$153,132	$55,058
Anadarko Petroleum Corp.	06/20/21	1.000	%(Q)	1,710	0.776%	(129,197)	15,974	145,171
AT&T Inc.	06/20/21	1.000	%(Q)	9,080	0.410%	64,179	196,095	131,916
Barrick Gold Corp.	06/20/21	1.000	%(Q)	3,450	0.406%	(90,261)	74,983	165,244
CIT Group, Inc.	06/20/18	5.000	%(Q)	11,910	0.106%	753,000	443,786	(309,214)
Devon Energy Corp.	06/20/20	1.000	%(Q)	550	0.320%	(45,467)	10,180	55,647
Eastman Chemical Co.	06/20/21	1.000	%(Q)	5,050	0.284%	47,756	133,594	85,838
Ford Motor Co.	06/20/21	5.000	%(Q)	17,000	0.518%	2,943,341	2,763,259	(180,082)
General Motors Co.	06/20/19	5.000	%(Q)	4,525	0.143%	506,238	384,416	(121,822)

						$4,147,663	$4,175,419	$27,756

Reference Entity/Obligation	Termination Date	Fixed Rate		Notional Amount (000)#(3)	Implied Credit Spread at September 30, 2017(5)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC credit default swaps on corporate and/or sovereign issues – Sell Protection(2):
Hellenic Republic	06/20/19	1.000	%(Q)	2,000	3.634%	$(85,961)	$(80,278)	$(5,683)	Citigroup Global Markets
Hellenic Republic	06/20/22	1.000	%(Q)	1,330	4.925%	(205,190)	(229,573)	24,383	Citigroup Global Markets
Hellenic Republic	06/20/22	1.000	%(Q)	330	4.925%	(50,912)	(58,612)	7,700	Goldman Sachs &Co.
Hellenic Republic	06/20/24	1.000	%(Q)	3,800	4.899%	(753,186)	(822,278)	69,092	Barclays Capital Group
Hellenic Republic	12/20/24	1.000	%(Q)	2,500	4.869%	(516,530)	(575,347)	58,817	Citigroup Global Markets
Husky Energy Inc.	06/20/20	1.000	%(Q)	2,380	0.705%	19,518	(98,009)	117,527	Morgan Stanley
Petroleo Brasileiro SA	06/20/18	1.000	%(Q)	5,700	0.506%	22,345	(436,888)	459,233	Morgan Stanley
Republic of Italy	09/20/20	1.000	%(Q)	10,650	0.959%	16,175	49,411	(33,236)	JPMorgan Chase

						$(1,553,741)	$(2,251,574)	$697,833

The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or

A1154

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)	The fair value of credit default swap agreements on credit indices and asset-backed securities serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, when compared to the notional amount of the swap, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

A1155

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Currency swap agreements outstanding at September 30, 2017:

Notional Amount (000)#	Fund Receives		Notional Amount (000)#	Fund Pays	Counterparty	Termination Date	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
OTC currency swap agreements:
10,606	3 Month LIBOR(Q)	EUR	9,500	3 Month EURIBOR minus 37 bps(Q)	JPMorgan Chase	10/17/17	$(579,924)	$—	$(579,924)
2,483	3 Month LIBOR plus 54.24 bps(Q)	JPY	300,000	0.155%(S)	JPMorgan Chase	10/26/17	(177,089)	—	(177,089)
14,510	3 Month LIBOR(Q)	GBP	11,585	3 Month LIBOR minus 16.75bps(Q)	JPMorgan Chase	02/13/19	(983,429)	—	(983,429)

							$(1,740,442)	$—	$(1,740,442)

Inflation swap agreements outstanding at September 30, 2017:

	Notional Amount (000)#	Termination Date	Fixed Rate		Floating Rate	Value at Trade Date	Value at September 30, 2017	Unrealized Appreciation (Depreciation)
Centrally cleared swap agreements:
EUR	11,360	08/15/22	1.240	%(T)	Eurostat Eurozone HICP ex Tobacco(2)(T)	$—	$(24,856)	$(24,856)
EUR	10,095	09/15/22	1.260	%(T)	Eurostat Eurozone HICP ex Tobacco(2)(T)	—	(13,505)	(13,505)
EUR	5,680	08/15/27	1.415	%(T)	Eurostat Eurozone HICP ex Tobacco(1)(T)	—	24,241	24,241
EUR	4,915	09/15/27	1.438	%(T)	Eurostat Eurozone HICP ex Tobacco(1)(T)	—	11,324	11,324
GBP	10,510	07/15/22	3.440	%(T)	U.K. Retail Price Index(2)(T)	37,364	(4,001)	(41,365)
GBP	3,305	08/15/24	3.346	%(T)	U.K. Retail Price Index(2)(T)	—	(22,005)	(22,005)
GBP	3,320	07/15/27	3.348	%(T)	U.K. Retail Price Index(1)(T)	—	35,802	35,802
GBP	4,350	08/15/27	3.344	%(T)	U.K. Retail Price Index(1)(T)	—	46,731	46,731
GBP	1,745	08/15/29	3.380	%(T)	U.K. Retail Price Index(2)(T)	—	(19,600)	(19,600)
GBP	3,190	07/15/32	3.512	%(T)	U.K. Retail Price Index(2)(T)	—	12,531	12,531
GBP	3,380	07/15/37	3.515	%(T)	U.K. Retail Price Index(2)(T)	—	(25,600)	(25,600)
GBP	2,555	08/15/42	3.520	%(T)	U.K. Retail Price Index(2)(T)	(8,731)	(31,328)	(22,597)
GBP	1,725	07/15/47	3.458	%(T)	U.K. Retail Price Index(1)(T)	(112,964)	34,283	147,247
GBP	955	08/15/47	3.469	%(T)	U.K. Retail Price Index(1)(T)	—	10,249	10,249
GBP	885	07/15/57	3.325	%(T)	U.K. Retail Price Index(1)(T)	—	34,632	34,632
GBP	240	07/15/57	3.334	%(T)	U.K. Retail Price Index(1)(T)	—	7,072	7,072
GBP	600	08/15/57	3.362	%(T)	U.K. Retail Price Index(1)(T)	—	(2,850)	(2,850)

						$(84,331)	$73,120	$157,451

A1156

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Inflation swap agreements outstanding at September 30, 2017 (continued):

(1) The Portfolio pays the fixed rate and receives the floating rate.

(2) The Portfolio pays the floating rate and receives the fixed rate.

Interest rate swap agreements outstanding at September 30, 2017:

	Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at September 30, 2017	Unrealized Appreciation (Depreciation)
Centrally cleared swap agreements:
AUD	44,430	07/07/22	2.460%(S)	6 Month BBSW(2)(S)	$—	$(99,805)	$(99,805)
AUD	27,135	09/25/22	2.958%(S)	6 Month BBSW(2)(S)	2,099	(14,556)	(16,655)
AUD	21,765	09/28/22	2.988%(S)	6 Month BBSW(2)(S)	(575)	(2,883)	(2,308)
AUD	12,485	07/19/27	3.355%(S)	6 Month BBSW(2)(S)	—	(34,097)	(34,097)
AUD	4,610	07/19/32	3.130%(S)	6 Month BBSW(2)(S)	(1,518)	(23,227)	(21,709)
BRL	124,645	01/02/19	0.000%(T)	1 Day BROIS(1)(T)	—	(8,969)	(8,969)
BRL	75,288	01/02/19	0.000%(T)	1 Day BROIS(1)(T)	—	(5,658)	(5,658)
BRL	93,081	01/04/21	0.000%(T)	1 Day BROIS(2)(T)	—	11,960	11,960
BRL	69,842	01/04/21	0.000%(T)	1 Day BROIS(2)(T)	—	1,244,322	1,244,322
BRL	62,645	01/04/21	0.000%(T)	1 Day BROIS(1)(T)	—	(476,794)	(476,794)
BRL	56,571	01/04/21	0.000%(T)	1 Day BROIS(2)(T)	—	1,012	1,012
BRL	52,225	01/04/21	0.000%(T)	1 Day BROIS(1)(T)	—	(468,532)	(468,532)
BRL	45,133	01/04/21	0.000%(T)	1 Day BROIS(2)(T)	—	671,370	671,370
BRL	35,249	01/04/21	0.000%(T)	1 Day BROIS(2)(T)	—	504,647	504,647
BRL	34,017	01/04/21	0.000%(T)	1 Day BROIS(2)(T)	—	586,606	586,606
BRL	28,313	01/02/23	0.000%(T)	1 Day BROIS(1)(T)	—	(12,627)	(12,627)
BRL	16,910	01/02/23	0.000%(T)	1 Day BROIS(1)(T)	—	(144)	(144)
BRL	26,052	01/02/25	0.000%(T)	1 Day BROIS(2)(T)	—	258,749	258,749
BRL	21,820	01/02/25	0.000%(T)	1 Day BROIS(2)(T)	—	286,992	286,992
CAD	89,050	07/26/19	1.605%(S)	3 Month Canadian Bankers Acceptance(2)(S)	8,495	(278,432)	(286,927)
EUR	7,300	09/20/21	(0.353)%(A)	1 Day EONIA(1)(A)	—	97,306	97,306
EUR	20,785	05/11/22	0.156%(A)	6 Month EURIBOR(1)(S)	27,130	20,958	(6,172)
EUR	3,900	06/20/24	(0.050)%(A)	1 Day EONIA(1)(A)	—	102,182	102,182
EUR	11,570	02/23/26	0.324%(A)	1 Day EONIA(1)(A)	(188,531)	161,792	350,323
EUR	51,665	08/15/26	0.655%(A)	1 Day EONIA(1)(A)	(17,827)	(465,419)	(447,592)
EUR	40,305	08/15/26	0.634%(A)	1 Day EONIA(1)(A)	11,923	(275,148)	(287,071)
EUR	5,150	05/11/27	0.736%(A)	6 Month EURIBOR(2)(S)	(69,508)	(54,145)	15,363
EUR	10,100	02/15/30	0.898%(A)	1 Day EONIA(1)(A)	15,256	84,924	69,668
EUR	3,750	05/11/37	1.253%(A)	6 Month EURIBOR(1)(S)	169,069	159,220	(9,849)
EUR	18,735	08/24/37	2.033%(A)	3 Month EURIBOR(1)(Q)	—	179,819	179,819
EUR	18,735	08/24/37	1.960%(A)	1 Day EONIA(2)(A)	—	(253,858)	(253,858)
EUR	720	05/11/42	1.350%(A)	6 Month EURIBOR(1)(S)	33,648	33,349	(299)
EUR	16,740	07/04/42	1.438%(A)	1 Day EONIA(2)(A)	—	58,975	58,975
EUR	7,970	07/04/42	1.416%(A)	1 Day USOIS(2)(A)	(15,851)	(17,848)	(1,997)
GBP	29,710	12/07/27	1.444%(S)	6 Month GBP LIBOR(1)(S)	35,630	(9,314)	(44,944)
GBP	3,925	07/06/32	1.933%(S)	6 Month GBP LIBOR(2)(S)	—	40,149	40,149
GBP	2,255	10/30/32	1.633%(S)	6 Month GBP LIBOR(2)(S)	—	15,776	15,776
GBP	4,715	07/06/42	1.850%(S)	6 Month GBP LIBOR(1)(S)	—	(32,326)	(32,326)

A1157

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Interest rate swap agreements outstanding at September 30, 2017 (continued):

	Notional Amount (000)#	Termination Date	Fixed Rate		Floating Rate	Value at Trade Date	Value at September 30, 2017	Unrealized Appreciation (Depreciation)
Centrally cleared swap agreements (cont’d.):
GBP	1,265	10/30/47	1.680%	(S)	6 Month GBP LIBOR(1)(S)	$—	$(14,141)	$(14,141)
JPY	7,183,200	12/20/24	0.126%	(S)	6 Month JPY LIBOR(2)(S)	(100,876)	(265,346)	(164,470)
MXN	108,000	10/15/26	6.445%	(M)	28 Day Mexican Interbank Rate(2)(M)	(214)	(243,673)	(243,459)
MXN	160,235	12/09/26	7.780%	(M)	28 Day Mexican interbank rate(2)(M)	184,715	459,519	274,804
NZD	33,040	12/15/17	2.125%	(S)	3 Month New Zealand Bank Bill(2)(Q)	—	139,583	139,583
	88,420	10/21/17	0.590%	(T)	1 Day USOIS(1)(T)	—	243,401	243,401
	87,240	11/01/17	0.639%	(T)	1 Day USOIS(1)(T)	—	214,488	214,488
	172,470	11/14/17	0.675%	(T)	1 Day USOIS(1)(T)	(15,704)	406,451	422,155
	86,340	11/22/17	0.716%	(T)	1 Day USOIS(1)(T)	—	182,071	182,071
	96,160	01/07/18	1.093%	(T)	1 Day USOIS(1)(T)	—	15,399	15,399
	63,660	02/21/18	0.941%	(T)	1 Day USOIS(1)(T)	—	101,619	101,619
	25,085	09/30/18	0.747%	(A)	1 Day USOIS(1)(A)	—	191,301	191,301
	31,805	10/07/18	1.253%	(A)	1 Day USOIS(1)(A)	—	8,430	8,430
	86,560	11/17/18	1.080%	(T)	1 Day USOIS(1)(T)	—	294,938	294,938
	130,130	11/18/18	0.911%	(A)	1 Day USOIS(1)(A)	(7,470)	667,306	674,776
	1,790	02/28/19	1.625%	(S)	3 Month LIBOR(1)(Q)	—	(36)	(36)
	20,422	03/31/19	1.431%	(A)	1 Day USOIS(1)(A)	—	(9,029)	(9,029)
	20,412	03/31/19	1.431%	(A)	1 Day USOIS(1)(A)	—	(8,761)	(8,761)
	90,130	06/30/19	1.502%	(A)	1 Day USOIS(1)(A)	(54,092)	(36,872)	17,220
	16,755	06/30/19	1.486%	(A)	1 Day USOIS(1)(A)	—	(2,258)	(2,258)
	31,820	07/14/19	1.428%	(A)	1 Day USOIS(1)(A)	—	31,170	31,170
	478,670	09/08/19	1.290%	(A)	1 Day USOIS(1)(A)	—	1,902,772	1,902,772
	8,450	03/11/20	1.824%	(S)	3 Month LIBOR(1)(Q)	—	(9,279)	(9,279)
	22,370	04/04/20	— (3)	(S)	— (3)(S)	—	4,485	4,485
	142,970	05/31/20	1.683%	(S)	3 Month LIBOR(1)(Q)	—	(159,554)	(159,554)
	42,325	07/17/20	1.521%	(A)	1 Day USOIS(1)(A)	—	68,595	68,595
	12,000	07/31/21	2.290%	(S)	3 Month LIBOR(1)(Q)	—	(182,785)	(182,785)
	37,775	11/30/21	1.762%	(S)	3 Month LIBOR(2)(Q)	—	(266,025)	(266,025)
	11,615	04/04/22	— (4)	(S)	— (4)(S)	—	(2,586)	(2,586)
	159,445	07/17/22	— (5)	(Q)	— (5)(Q)	3,338	11,662	8,324
	11,875	09/28/22	2.177%	(S)	3 Month LIBOR(1)(Q)	—	12,459	12,459
	107,910	11/01/22	1.815%	(S)	3 Month LIBOR(2)(Q)	—	(1,053,242)	(1,053,242)
	16,640	05/31/23	1.395%	(S)	3 Month LIBOR(1)(Q)	—	525,008	525,008
	16,640	05/31/23	1.394%	(S)	3 Month LIBOR(1)(Q)	—	526,046	526,046
	16,060	05/31/23	1.513%	(S)	3 Month LIBOR(1)(Q)	—	398,451	398,451
	14,210	05/31/23	1.578%	(S)	3 Month LIBOR(1)(Q)	(27,343)	299,142	326,485
	6,180	05/31/23	1.584%	(S)	3 Month LIBOR(1)(Q)	—	128,227	128,227
	55,082	11/15/23	2.209%	(S)	3 Month LIBOR(1)(Q)	—	(791,846)	(791,846)
	85,009	02/15/24	2.151%	(S)	3 Month LIBOR(1)(Q)	(108,121)	(389,611)	(281,490)

A1158

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Interest rate swap agreements outstanding at September 30, 2017 (continued):

	Notional Amount (000)#	Termination Date	Fixed Rate		Floating Rate	Value at Trade Date	Value at September 30, 2017	Unrealized Appreciation (Depreciation)
Centrally cleared swap agreements (cont’d.):
	72,675	02/15/24	2.183%	(S)	3 Month LIBOR(1)(Q)	$(125,964)	$(478,559)	$(352,595)
	68,695	02/15/24	2.167%	(S)	3 Month LIBOR(1)(Q)	(181,091)	(382,498)	(201,407)
	47,150	02/15/24	2.115%	(S)	3 Month LIBOR(1)(Q)	115,343	(112,061)	(227,404)
	9,975	05/15/24	1.808%	(A)	1 Day USOIS(1)(A)	—	5,290	5,290
	38,595	09/01/24	1.972%	(S)	3 Month LIBOR(2)(Q)	—	(361,613)	(361,613)
	12,650	09/01/24	2.117%	(S)	3 Month LIBOR(1)(Q)	—	(2,147)	(2,147)
	360	04/28/26	1.809%	(S)	3 Month LIBOR(1)(Q)	—	9,689	9,689
	50,191	02/15/27	1.824%	(A)	1 Day USOIS(1)(A)	646,345	505,602	(140,743)
	22,445	02/15/27	2.067%	(A)	1 Day USOIS(1)(A)	(14,896)	(248,930)	(234,034)
	16,000	02/15/27	1.899%	(A)	1 Day USOIS(1)(A)	21,185	56,972	35,787
	9,925	02/15/27	1.965%	(A)	1 Day USOIS(1)(A)	—	(21,403)	(21,403)
	13,780	05/08/27	2.309%	(S)	3 Month LIBOR(1)(Q)	—	(154,725)	(154,725)
	9,225	05/15/27	1.823%	(A)	1 Day USOIS(1)(A)	—	116,907	116,907
	15,940	05/03/32	2.434%	(S)	3 Month LIBOR(2)(Q)	—	159,029	159,029
	46,830	02/15/36	2.338%	(S)	3 Month LIBOR(2)(Q)	(287,995)	(997,011)	(709,016)
	12,610	05/03/37	2.508%	(S)	3 Month LIBOR(1)(Q)	—	(137,370)	(137,370)
	4,585	02/15/42	1.369%	(A)	1 Day USOIS(1)(A)	—	679,437	679,437
	2,935	09/27/46	1.380%	(A)	1 Day USOIS(1)(A)	—	495,420	495,420
	1,765	04/09/48	2.545%	(S)	3 Month LIBOR(1)(Q)	—	3,950	3,950
	1,635	05/08/48	2.627%	(S)	3 Month LIBOR(1)(Q)	—	(24,383)	(24,383)
ZAR	151,425	09/23/22	7.430%	(Q)	3 Month JIBAR(2)(Q)	(13,683)	(27,739)	(14,056)

						$42,917	$4,467,662	$4,424,745

Securities with a combined market value of $41,860,309 have been segregated with Citigroup Global Markets to cover requirements for open centrally cleared swap contracts at September 30, 2017.

(1)	The Portfolio pays the fixed rate and receives the floating rate.
(2)	The Portfolio pays the floating rate and receives the fixed rate.
(3)	Portfolio pays the floating rate of 3 Month LIBOR plus 12 bps and receives 6 Month LIBOR.
(4)	Portfolio pays the floating rate of 6 Month LIBOR and receives 3 Month LIBOR plus 11.75 bps.
(5)	Portfolio pays the floating rate of 3 Month LIBOR and receives 1 Day USOIS plus 28 bps.

Total return swap agreements outstanding at September 30, 2017:

Counterparty	Termination Date	Long(Short) Notional Amount (000)#	Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(1)
OTC swap agreement:
Credit Suisse First Boston Corp.	01/12/41	2,355	Pay monthly variable payments based on 1 Month LIBOR and receive monthly fixed payments based on IOS.FN30.450.10 Index	$12,796	$(5,147)	$17,943

(1)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).

A1158

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2017 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$9,962,053,402	$2,717,081,495	$1,921,313
Preferred Stocks	4,452,217	22,894,350	—
Unaffiliated Exchange Traded Funds	31,680,450	—	—
Rights	—	2,993	—
Asset-Backed Securities
Automobiles	—	67,073,295	—
Collateralized Loan Obligations	—	505,455,829	13,250,000
Consumer Loans	—	90,826,476	—
Credit Cards	—	35,801,550	—
Home Equity Loans	—	51,308,510	—
Residential Mortgage-Backed Securities	—	96,504,651	—
Student Loans	—	19,329,164	—
Bank Loans	—	26,403,611	—
Commercial Mortgage-Backed Securities	—	826,964,781	—
Corporate Bonds	—	2,006,758,573	469,993
Foreign Government Bonds	—	217,917,020	—
Municipal Bonds	—	24,704,013	—
Residential Mortgage-Backed Securities	—	220,170,683	7,363,809
U.S. Government Agency Obligations	—	673,575,150	—
Affiliated Mutual Funds	3,433,247,812	—	—
U.S. Treasury Obligations	—	196,209,736	—
Options Purchased	6,121,611	1,083,367	—
Options Written	(238,001)	(345,265)	—
Other Financial Instruments*
Futures Contracts	19,194,880	—	—
OTC Forward Foreign Currency Exchange Contracts	—	(1,319,600)	—
Centrally Cleared Credit Default Swap Agreements	—	(528,293)	—
OTC Credit Default Swap Agreements	—	(1,553,741)	11,082
OTC Currency Swap Agreements	—	(1,740,442)	—
Centrally Cleared Inflation Swap Agreements	—	157,451	—
Centrally Cleared Interest Rate Swap Agreements	—	4,424,745	—
OTC Total Return Swap Agreements	—	12,796	—

Total	$13,456,512,371	$7,799,172,898	$23,016,197

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

A1159

AST QMA INTERNATIONAL CORE EQUITY PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 98.6%
COMMON STOCKS — 96.8%
Australia — 5.2%
AGL Energy Ltd.	40,694	$747,249
Aristocrat Leisure Ltd.	165,968	2,741,386
Bank of Queensland Ltd.	35,152	358,723
Bendigo & Adelaide Bank Ltd.	383,081	3,497,593
BlueScope Steel Ltd.	40,557	350,352
CIMIC Group Ltd.	10,573	367,430
Coca-Cola Amatil Ltd.	59,012	358,206
Cochlear Ltd.	3,714	464,563
Commonwealth Bank of Australia	17,421	1,031,554
Computershare Ltd.	31,178	354,720
CSL Ltd.	4,974	523,629
Fortescue Metals Group Ltd.	1,451,125	5,876,683
Goodman Group, REIT	112,454	728,091
GPT Group (The), REIT	1,480,149	5,767,676
Macquarie Group Ltd.	95,009	6,802,268
Medibank Private Ltd.	172,771	396,403
Mirvac Group, REIT	232,031	417,398
Newcrest Mining Ltd.	49,009	806,676
Qantas Airways Ltd.	124,786	571,561
QBE Insurance Group Ltd.	86,123	678,956
Ramsay Health Care Ltd.	8,726	426,956
Sonic Healthcare Ltd.	120,644	1,982,523
South32 Ltd.	334,275	864,772
Stockland, REIT	1,651,471	5,577,174
Suncorp Group Ltd.	80,395	825,499
Sydney Airport	70,686	394,748
Transurban Group	104,522	976,058
Treasury Wine Estates Ltd.	46,155	496,525
Wesfarmers Ltd.	73,829	2,396,750
Woodside Petroleum Ltd.	48,375	1,107,695

		47,889,817

Austria — 0.9%
OMV AG	84,894	4,949,311
voestalpine AG	57,243	2,919,122

		7,868,433

Belgium — 0.8%
KBC Group NV	80,563	6,834,921
Solvay SA	4,267	637,907

		7,472,828

China — 0.3%
Yangzijiang Shipbuilding Holdings Ltd.	2,370,900	2,506,129

Denmark — 2.0%
AP Moller - Maersk A/S (Class A Stock)	235	432,626
Danske Bank A/S	46,447	1,861,298
DONG Energy A/S, 144A	10,449	598,961
DSV A/S	12,099	916,572
H. Lundbeck A/S	6,164	356,354
Novo Nordisk A/S (Class B Stock)	120,880	5,811,757
TDC A/S	60,180	352,929
Tryg A/S	16,219	375,005
Vestas Wind Systems A/S	81,922	7,363,623

		18,069,125

Finland — 0.2%
Elisa OYJ	9,096	391,849

	Shares	Value
COMMON STOCKS (Continued)
Finland (cont’d.)
Orion Oyj (Class B Stock)	7,517	$349,029
Wartsila OYJ Abp	9,349	662,086

		1,402,964

France — 9.3%
Arkema SA	4,196	514,854
Atos SE	5,873	910,944
AXA SA	124,679	3,769,292
BNP Paribas SA	127,666	10,299,497
Capgemini SE	10,141	1,188,768
Casino Guichard Perrachon SA	6,006	356,198
Cie de Saint-Gobain	30,800	1,835,055
Credit Agricole SA	441,364	8,034,598
Danone SA	14,074	1,105,420
Eutelsat Communications SA	12,241	362,365
Fonciere Des Regions, REIT	3,706	385,033
Hermes International	1,958	987,862
Ingenico Group SA	3,724	353,046
Kering	4,756	1,894,626
Klepierre SA, REIT	79,949	3,140,102
LVMH Moet Hennessy Louis Vuitton SE	17,699	4,892,635
Natixis SA	893,346	7,149,357
Orange SA	456,030	7,466,967
Peugeot SA	32,303	768,974
Publicis Groupe SA	7,356	514,602
Safran SA	19,961	2,039,786
Sanofi	129,912	12,932,236
Schneider Electric SE*	35,499	3,091,273
Thales SA	6,519	738,275
TOTAL SA	146,964	7,891,106
Unibail-Rodamco SE, REIT	6,253	1,521,614
Vinci SA	13,580	1,290,271

		85,434,756

Germany — 7.9%
adidas AG	35,899	8,129,889
Allianz SE	39,691	8,914,025
BASF SE	57,030	6,075,728
Bayer AG	51,142	6,986,129
Bayerische Motoren Werke AG	61,915	6,283,980
Covestro AG, 144A	75,683	6,512,538
Daimler AG	60,298	4,813,262
Deutsche Lufthansa AG	257,576	7,162,861
Deutsche Post AG	63,852	2,846,143
Deutsche Telekom AG	98,602	1,841,314
Fraport AG Frankfurt Airport Services Worldwide	14,155	1,345,379
Fresenius Medical Care AG & Co. KGaA	29,610	2,894,845
Fresenius SE & Co. KGaA	25,709	2,079,074
Henkel AG & Co. KGaA	6,447	785,053
HOCHTIEF AG	13,470	2,275,110
Innogy SE, 144A	8,801	392,076
SAP SE	11,687	1,281,417
Siemens AG	9,203	1,298,623
TUI AG	28,311	480,417

		72,397,863

Hong Kong — 4.2%
AIA Group Ltd.	767,000	5,678,332

A1161

AST QMA INTERNATIONAL CORE EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Hong Kong (cont’d.)
CK Asset Holdings Ltd.	170,000	$1,413,266
CK Hutchison Holdings Ltd.	564,000	7,223,875
Galaxy Entertainment Group Ltd. (Class L
Stock)	895,000	6,327,159
Hang Seng Bank Ltd.	211,400	5,168,234
Henderson Land Development Co. Ltd.	76,000	505,505
I-CABLE Communications Ltd.*	59,785	1,964
Jardine Matheson Holdings Ltd.	15,200	963,072
Kerry Properties Ltd.	461,000	1,914,789
NWS Holdings Ltd.	337,000	658,726
Sino Land Co. Ltd.	204,000	359,650
Sun Hung Kai Properties Ltd.	91,000	1,482,413
WH Group Ltd., 144A	6,138,000	6,536,988
Wharf Holdings Ltd. (The)	78,000	697,802

		38,931,775

Israel — 0.5%
Bank Leumi Le-Israel BM	89,702	476,723
Check Point Software Technologies Ltd.*(a)	29,700	3,386,394
Mizrahi Tefahot Bank Ltd.	19,586	351,265
Nice Ltd.	7,913	640,957

		4,855,339

Italy — 3.1%
Atlantia SpA	28,452	899,011
Enel SpA	1,574,055	9,482,546
Ferrari NV	7,771	859,843
GEDI Gruppo Editoriale SpA*	3,151	2,793
Intesa Sanpaolo SpA	803,185	2,843,508
Mediobanca SpA	288,688	3,102,347
Poste Italiane SpA, 144A	48,793	359,444
Recordati SpA	87,939	4,058,075
Telecom Italia SpA*	6,633,117	6,222,069
Telecom Italia SpA	397,170	298,919
Terna Rete Elettrica Nazionale SpA	92,465	540,276

		28,668,831

Japan — 23.4%
Aisin Seiki Co. Ltd.(a)	110,600	5,831,132
Alfresa Holdings Corp.	120,700	2,211,266
ANA Holdings, Inc.	10,500	397,729
Aozora Bank Ltd.	9,200	350,277
Asahi Glass Co. Ltd.	12,300	456,860
Asahi Group Holdings Ltd.	24,800	1,002,879
Asahi Kasei Corp.	77,000	948,830
Astellas Pharma, Inc.	138,300	1,760,219
Bandai Namco Holdings, Inc.	12,800	439,742
Bridgestone Corp.	41,900	1,902,416
Brother Industries Ltd.(a)	48,300	1,126,153
Canon, Inc.	132,800	4,544,547
Central Japan Railway Co.	15,900	2,790,287
Chubu Electric Power Co., Inc.	40,700	505,813
Dai Nippon Printing Co. Ltd.	16,200	388,499
Daiichi Sankyo Co. Ltd.	36,200	816,915
Daito Trust Construction Co. Ltd.	4,500	819,821
Daiwa House Industry Co. Ltd.	191,200	6,604,532
Disco Corp.	1,700	346,469
East Japan Railway Co.	21,100	1,947,706
FUJIFILM Holdings Corp.	81,600	3,170,270

	Shares	Value
COMMON STOCKS (Continued)
Japan (cont’d.)
Fujitsu Ltd.	124,000	$922,876
Hikari Tsushin, Inc.	24,500	3,073,592
Hitachi Ltd.	1,176,000	8,291,804
Honda Motor Co. Ltd.	109,500	3,234,688
ITOCHU Corp.	457,500	7,496,039
J Front Retailing Co. Ltd.	25,700	355,336
Japan Post Bank Co. Ltd.	300,000	3,707,530
Japan Tobacco, Inc.	123,600	4,050,491
JFE Holdings, Inc.	32,300	631,782
JXTG Holdings, Inc.	198,200	1,021,963
Kajima Corp.	188,000	1,868,610
Kamigumi Co. Ltd.	17,000	393,850
Kansai Electric Power Co., Inc. (The)	46,400	593,896
Kao Corp.	31,100	1,830,961
KDDI Corp.	144,000	3,795,837
Kirin Holdings Co. Ltd.	55,900	1,313,309
Koito Manufacturing Co. Ltd.	7,100	445,846
Konami Holdings Corp.	7,400	356,260
Kyocera Corp.	20,100	1,247,524
Kyushu Electric Power Co., Inc.	33,300	353,762
Makita Corp.	9,300	375,355
Marubeni Corp.(a)	363,300	2,483,592
Medipal Holdings Corp.	70,400	1,223,509
MISUMI Group, Inc.	17,700	466,520
Mitsubishi Chemical Holdings Corp.	780,600	7,442,221
Mitsubishi Corp.	96,800	2,252,133
Mitsubishi Electric Corp.	94,700	1,481,426
Mitsubishi Tanabe Pharma Corp.	15,500	355,834
Mitsui & Co. Ltd.	245,900	3,637,086
Mitsui Chemicals, Inc.	195,200	5,937,488
Mizuho Financial Group, Inc.(a)	325,200	570,088
MS&AD Insurance Group Holdings, Inc.	129,400	4,170,094
NEC Corp.	16,500	447,603
Nexon Co. Ltd.*	47,400	1,239,145
NH Foods Ltd.	179,000	4,919,623
Nidec Corp.	14,800	1,819,377
Nippon Electric Glass Co. Ltd.	121,300	4,702,078
Nippon Express Co. Ltd.	5,500	358,556
Nippon Steel & Sumitomo Metal Corp.	47,500	1,092,196
Nippon Telegraph & Telephone Corp.	160,900	7,372,554
Nomura Holdings, Inc.	227,400	1,275,939
Obayashi Corp.	565,700	6,785,257
Obic Co. Ltd.	5,700	358,869
Omron Corp.	11,800	601,711
Oriental Land Co. Ltd.	13,800	1,052,108
ORIX Corp.	391,400	6,318,849
Panasonic Corp.	52,000	754,623
Rakuten, Inc.	58,300	636,505
Recruit Holdings Co. Ltd.	58,000	1,255,902
Seiko Epson Corp.	17,500	423,778
Sekisui Chemical Co. Ltd.	19,300	380,241
Shin-Etsu Chemical Co. Ltd.	13,000	1,163,499
Shionogi & Co. Ltd.	31,300	1,711,074
SMC Corp.	3,700	1,307,437
Sony Corp.	221,800	8,275,062
Start Today Co. Ltd.	13,500	427,817
Sumitomo Chemical Co. Ltd.	99,000	619,350
Sumitomo Corp.	242,200	3,487,051
Sumitomo Electric Industries Ltd.	47,000	768,358

A1161

AST QMA INTERNATIONAL CORE EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Japan (cont’d.)
Sumitomo Heavy Industries Ltd.	9,000	$361,252
Sumitomo Realty & Development Co. Ltd.	22,000	665,617
Sumitomo Rubber Industries Ltd.	19,200	352,400
Suzuki Motor Corp.(a)	148,300	7,783,539
Taisei Corp.	97,000	5,086,862
Takashimaya Co. Ltd.	40,000	374,641
Teijin Ltd.	216,400	4,269,324
Toho Co. Ltd.	85,600	2,988,986
Tohoku Electric Power Co., Inc.	29,700	377,915
Tokyo Electron Ltd.	48,300	7,435,741
Tokyu Corp.	33,000	467,371
Toppan Printing Co. Ltd.	35,000	347,209
Tosoh Corp.	20,000	451,443
Toyota Industries Corp.	10,300	592,379
Toyota Motor Corp.	143,100	8,532,829
Toyota Tsusho Corp.	13,800	453,545
West Japan Railway Co.	10,400	723,034
Yamaguchi Financial Group, Inc.	30,000	351,338
Yamaha Motor Co. Ltd.	17,900	535,838

		215,449,489

Luxembourg — 0.4%
ArcelorMittal*	159,924	4,125,423

Netherlands — 3.9%
ABN AMRO Group NV, CVA, 144A	80,783	2,418,971
ASML Holding NV	23,722	4,053,537
ING Groep NV	609,682	11,237,811
Koninklijke DSM NV	11,121	910,428
Koninklijke KPN NV	219,290	752,552
NN Group NV	20,397	854,147
Randstad Holding NV	7,588	468,964
Royal Dutch Shell PLC (Class A Stock)	277,618	8,390,115
Royal Dutch Shell PLC (Class B Stock)	232,518	7,158,315

		36,244,840

Norway — 1.1%
DNB ASA	61,749	1,246,717
Marine Harvest ASA*	348,424	6,891,137
Orkla ASA	34,219	351,145
Statoil ASA(a)	30,891	621,048
Telenor ASA	46,966	994,954

		10,105,001

Portugal — 0.8%
EDP - Energias de Portugal SA	526,984	1,987,086
Galp Energia SGPS SA	133,703	2,370,962
Jeronimo Martins SGPS SA	157,683	3,112,484

		7,470,532

Singapore — 1.5%
Genting Singapore PLC	4,128,100	3,569,622
Golden Agri-Resources Ltd.	3,768,300	1,043,664
Oversea-Chinese Banking Corp. Ltd.	854,300	7,044,781
Singapore Airlines Ltd.	46,300	343,322
United Overseas Bank Ltd.	82,600	1,434,412
Wilmar International Ltd.	151,700	356,476

		13,792,277

South Africa — 0.4%
Mondi PLC	153,885	4,137,217

	Shares	Value
COMMON STOCKS (Continued)
Spain — 3.4%
Abertis Infraestructuras SA	44,170	$892,978
Aena SME SA, 144A	4,234	765,195
Amadeus IT Group SA	85,634	5,569,497
Banco Santander SA	224,349	1,569,278
Enagas SA	14,256	401,701
Endesa SA	117,289	2,646,616
Gas Natural SDG SA	16,221	359,334
Iberdrola SA.	784,968	6,103,589
Red Electrica Corp. SA	27,766	584,045
Repsol SA	420,619	7,762,216
Siemens Gamesa Renewable Energy SA	371,285	4,851,036

		31,505,485

Sweden — 3.0%
Atlas Copco AB (Class B Stock)	23,834	925,897
Boliden AB	17,250	585,109
Electrolux AB (Class B Stock)(a)	14,874	506,249
Essity AB (Class B Stock)*	19,922	543,154
ICA Gruppen AB(a)	9,514	357,909
Kinnevik AB (Class B Stock)	14,398	470,363
Sandvik AB	72,538	1,252,781
Skandinaviska Enskilda Banken AB (Class A Stock)	96,898	1,278,394
Swedbank AB (Class A Stock)	275,187	7,620,347
Swedish Match AB	166,162	5,835,844
Volvo AB (Class B Stock)	410,930	7,934,253

		27,310,300

Switzerland — 7.3%
Adecco Group AG	10,240	797,742
Baloise Holding AG	3,207	507,839
Chocoladefabriken Lindt & Spruengli AG	6	416,335
Coca-Cola HBC AG*	17,455	591,004
Glencore PLC*	157,768	724,156
Kuehne + Nagel International AG	33,046	6,123,450
Lonza Group AG*	4,695	1,233,680
Nestle SA	134,879	11,321,912
Novartis AG	143,374	12,297,897
Partners Group Holding AG	8,665	5,882,651
Roche Holding AG	54,938	14,043,259
STMicroelectronics NV	40,399	783,710
Swiss Life Holding AG*	18,241	6,430,719
Swiss Prime Site AG*	4,370	392,906
Swiss Re AG	20,148	1,826,303
Swisscom AG	1,629	835,198
Zurich Insurance Group AG	9,561	2,921,645

		67,130,406

United Kingdom — 17.1%
3i Group PLC	62,725	767,949
Anglo American PLC	388,865	6,991,157
AstraZeneca PLC	78,672	5,231,795
Barratt Developments PLC	65,461	539,279
Berkeley Group Holdings PLC	18,494	921,679
BP PLC	916,009	5,867,944
British American Tobacco PLC	118,577	7,423,354
Bunzl PLC	21,023	638,663
Centrica PLC	246,781	618,521
Coca-Cola European Partners PLC	13,946	584,718

A1162

AST QMA INTERNATIONAL CORE EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
United Kingdom (cont’d.)
Diageo PLC	212,677	$6,993,981
Direct Line Insurance Group PLC	753,689	3,674,298
Fiat Chrysler Automobiles NV*	68,459	1,226,873
GlaxoSmithKline PLC	297,918	5,955,556
Hammerson PLC, REIT	50,924	366,669
HSBC Holdings PLC	1,829,294	18,084,069
Imperial Brands PLC	62,417	2,664,003
Intertek Group PLC	67,879	4,537,232
J Sainsbury PLC	1,829,406	5,832,706
Land Securities Group PLC, REIT	102,524	1,337,167
Legal & General Group PLC	1,692,352	5,898,647
Lloyds Banking Group PLC	10,206,974	9,275,644
London Stock Exchange Group PLC	19,528	1,002,682
National Grid PLC	211,264	2,616,618
Next PLC	9,198	648,388
Persimmon PLC	191,389	6,623,462
Prudential PLC	53,015	1,268,674
Reckitt Benckiser Group PLC	9,484	866,533
Rio Tinto Ltd.	102,533	5,374,260
Rio Tinto PLC	62,651	2,916,345
RSA Insurance Group PLC	63,406	529,750
Schroders PLC	42,156	1,896,458
Smith & Nephew PLC	366,849	6,630,862
SSE PLC	63,510	1,188,407
Tate & Lyle PLC	46,363	402,578
Taylor Wimpey PLC	734,591	1,925,322
Unilever NV, CVA	176,003	10,403,643
Unilever PLC	80,033	4,632,253
Vodafone Group PLC	2,651,570	7,424,886
Weir Group PLC (The)	13,534	356,235
Wm Morrison Supermarkets PLC	1,800,000	5,648,209

		157,787,469

United States — 0.1%
Carnival PLC	12,096	769,212
QIAGEN NV*	13,906	439,566

		1,208,778

TOTAL COMMON STOCKS (cost $790,919,346)		891,765,077

PREFERRED STOCK — 0.8%
Germany
Volkswagen AG (PRFC) (cost $7,296,502)	47,230	7,710,488

UNAFFILIATED EXCHANGE TRADED FUND — 1.0%
iShares MSCI EAFE ETF(a) (cost $9,091,293)	135,071	9,249,662

TOTAL LONG-TERM INVESTMENTS (cost $807,307,141)		908,725,227

SHORT-TERM INVESTMENTS — 3.0%
AFFILIATED MUTUAL FUNDS — 2.9%
Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund(w)		4,529,519	4,529,519
Prudential Investment Portfolios 2 - Prudential Institutional Money Market Fund (cost $22,539,734; includes $22,526,011 of cash collateral for securities on loan)(b)(w)		22,537,480	22,539,734

TOTAL AFFILIATED MUTUAL FUNDS (cost $27,069,253)			27,069,253

Interest Rate	Maturity Date	Principal Amount (000)#
U.S. TREASURY OBLIGATION(k)(n) — 0.1%
U.S. Treasury Bills (cost $748,317)
1.020%	12/21/17	750	748,346

TOTAL SHORT-TERM INVESTMENTS (cost $27,817,570)			27,817,599

TOTAL INVESTMENTS — 101.6% (cost $835,124,711)			936,542,826
Liabilities in excess of other assets(z) — (1.6)%			(14,721,004)

NET ASSETS — 100.0%			$921,821,822

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $21,572,120; cash collateral of $22,526,011 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(n)	Rate shown reflects yield to maturity at purchase date.
(w)	PGIM Investments LLC, the manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund and Prudential Institutional Money Market Fund.
(z)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

A1163

AST QMA INTERNATIONAL CORE EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Futures contracts outstanding at September 30, 2017:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Position:
120	Mini MSCI EAFE Index	Dec. 2017	$11,799,230	$11,870,400	$71,170

A security with a market value of $748,346 has been segregated with Credit Suisse First Boston Corp. to cover requirements for open futures contracts at September 30, 2017.

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2017 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Australia	$—	$47,889,817	$—
Austria	—	7,868,433	—
Belgium	—	7,472,828	—
China	—	2,506,129	—
Denmark	—	18,069,125	—
Finland	—	1,402,964	—
France	—	85,434,756	—
Germany	—	72,397,863	—
Hong Kong	963,072	37,968,703	—
Israel	3,386,394	1,468,945	—
Italy	—	28,668,831	—
Japan	—	215,449,489	—
Luxembourg	—	4,125,423	—
Netherlands	—	36,244,840	—
Norway	—	10,105,001	—
Portugal	—	7,470,532	—
Singapore	—	13,792,277	—
South Africa	—	4,137,217	—
Spain	—	31,505,485	—
Sweden	—	27,310,300	—
Switzerland	—	67,130,406	—
United Kingdom	—	157,787,469	—
United States	—	1,208,778	—
Preferred Stocks
Germany	—	7,710,488	—
Unaffiliated Exchange Traded Fund	9,249,662	—	—
Affiliated Mutual Funds	27,069,253	—	—
U.S. Treasury Obligation	—	748,346	—
Other Financial Instruments*
Futures Contracts	71,170	—	—

Total	$40,739,551	$895,874,445	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

A1164

AST QMA INTERNATIONAL CORE EQUITY PORTFOLIO (CONCLUDED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of September 30, 2017 were as follows:

Banks	11.9%
Pharmaceuticals	7.9
Insurance	5.3
Oil, Gas & Consumable Fuels	5.2
Automobiles	4.5
Chemicals	3.9
Food Products	3.6
Metals & Mining	3.6
Affiliated Mutual Fund (2.4% represents investments purchased with collateral from securities on loan)	2.9
Diversified Telecommunication Services	2.9
Electric Utilities	2.7
Capital Markets	2.7
Trading Companies & Distributors	2.3
Tobacco	2.2
Household Durables	2.2
Equity Real Estate Investment Trusts (REITs)	2.1
Electrical Equipment	2.0
Food & Staples Retailing	1.9
Construction & Engineering	1.9
Personal Products	1.8
Textiles, Apparel & Luxury Goods	1.7
Machinery	1.7
Electronic Equipment, Instruments & Components	1.6
Hotels, Restaurants & Leisure	1.6
Real Estate Management & Development	1.6
Semiconductors & Semiconductor Equipment	1.4
Beverages	1.2
Wireless Telecommunication Services	1.2
Health Care Providers & Services	1.2

Industrial Conglomerates	1.1%
Auto Components	1.1
Technology Hardware, Storage & Peripherals	1.1
IT Services	1.0
Unaffiliated Exchange Traded Fund	1.0
Airlines	0.9
Road & Rail	0.8
Health Care Equipment & Supplies	0.8
Professional Services	0.8
Software	0.8
Diversified Financial Services	0.7
Marine	0.7
Transportation Infrastructure	0.6
Multi-Utilities	0.5
Paper & Forest Products	0.5
Media	0.4
Specialty Retail	0.3
Air Freight & Logistics	0.3
Aerospace & Defense	0.3
Building Products	0.2
Household Products	0.2
Life Sciences Tools & Services	0.2
Multiline Retail	0.2
Internet & Direct Marketing Retail	0.1
U.S. Treasury Obligations	0.1
Commercial Services & Supplies	0.1
Biotechnology	0.1
Leisure Products	0.0 *
Gas Utilities	0.0 *

101.6
Liabilities in excess of other assets	(1.6)

100.0%

Less than +/- 0.05%

A1165

AST QMA LARGE-CAP PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 98.4%
COMMON STOCKS
Aerospace & Defense — 2.6%
Curtiss-Wright Corp.	15,700	$1,641,278
Huntington Ingalls Industries, Inc.	42,600	9,646,344
Lockheed Martin Corp.	116,200	36,055,698
Northrop Grumman Corp.	49,200	14,155,824
Spirit AeroSystems Holdings, Inc. (Class A Stock)	43,400	3,373,048

		64,872,192

Air Freight & Logistics — 0.9%
FedEx Corp.	63,300	14,279,214
United Parcel Service, Inc. (Class B Stock)	64,700	7,769,823

		22,049,037

Airlines — 0.1%
Hawaiian Holdings, Inc.*	92,200	3,462,110

Auto Components — 0.6%
Adient PLC	72,800	6,114,471
BorgWarner, Inc.	119,300	6,111,739
Cooper-Standard Holdings, Inc.*	16,600	1,925,102
Lear Corp.	6,000	1,038,480

		15,189,792

Automobiles — 0.2%
General Motors Co.	122,200	4,934,436

Banks — 7.4%
Bank of America Corp.	1,869,200	47,365,528
Citigroup, Inc.	439,200	31,947,408
Citizens Financial Group, Inc.	130,200	4,930,674
Comerica, Inc.	112,200	8,556,372
JPMorgan Chase & Co.	612,000	58,452,120
Popular, Inc. (Puerto Rico)	65,800	2,364,852
Wells Fargo & Co.	592,900	32,698,435

		186,315,389

Beverages — 1.5%
Constellation Brands, Inc. (Class A Stock)	9,100	1,814,995
PepsiCo, Inc.	325,100	36,225,893

		38,040,888

Biotechnology — 4.6%
AbbVie, Inc.	442,100	39,285,006
Amgen, Inc.	21,400	3,990,030
Biogen, Inc.*	36,300	11,366,256
Celgene Corp.*	236,800	34,530,176
Gilead Sciences, Inc.	326,600	26,461,132

		115,632,600

Capital Markets — 1.6%
LPL Financial Holdings, Inc.	28,300	1,459,431
Raymond James Financial, Inc.	138,100	11,645,973
S&P Global, Inc.	176,300	27,557,453

		40,662,857

Chemicals — 2.5%
AdvanSix, Inc.*	7,872	312,912
Air Products & Chemicals, Inc.	113,300	17,133,226
Chemours Co. (The)	463,800	23,472,918

	Shares	Value
COMMON STOCKS (Continued)
Chemicals (cont’d.)
LyondellBasell Industries NV (Class A Stock)	210,700	$20,869,835

		61,788,891

Commercial Services & Supplies — 0.0%
Steelcase, Inc. (Class A Stock)	88,900	1,369,060

Communications Equipment — 0.4%
Juniper Networks, Inc.	347,800	9,679,274

Construction & Engineering — 0.6%
Argan, Inc.	31,000	2,084,750
EMCOR Group, Inc.	54,800	3,802,024
MasTec, Inc.*	168,700	7,827,680
Valmont Industries, Inc.	7,400	1,169,940

		14,884,394

Consumer Finance — 1.3%
Capital One Financial Corp.	289,500	24,509,070
Navient Corp.	506,900	7,613,638

		32,122,708

Containers & Packaging — 0.8%
Crown Holdings, Inc.*	61,200	3,654,864
Owens-Illinois, Inc.*	260,000	6,541,600
WestRock Co.	180,200	10,222,746

		20,419,210

Distributors — 0.4%
LKQ Corp.*	284,500	10,239,155

Diversified Consumer Services — 0.1%
Grand Canyon Education, Inc.*	38,900	3,532,898

Diversified Financial Services — 0.6%
Berkshire Hathaway, Inc. (Class B Stock)*	76,100	13,950,652

Diversified Telecommunication Services — 3.0%
AT&T, Inc.	802,140	31,419,824
Verizon Communications, Inc.	878,700	43,486,863

		74,906,687

Electric Utilities — 0.8%
PPL Corp.	551,300	20,921,835

Electrical Equipment — 0.7%
Emerson Electric Co.	292,500	18,380,700

Equity Real Estate Investment Trusts (REITs) — 2.3%
American Tower Corp.	230,900	31,559,412
Brixmor Property Group, Inc.	51,100	960,680
CoreCivic, Inc.	222,000	5,942,940
Franklin Street Properties Corp.	98,500	1,046,070
GEO Group, Inc. (The)	341,700	9,191,730
Spirit Realty Capital, Inc.	621,400	5,325,398
VEREIT, Inc.	124,200	1,029,618
Xenia Hotels & Resorts, Inc.	82,700	1,740,835

		56,796,683

Food & Staples Retailing — 2.1%
CVS Health Corp.	126,400	10,278,848
Performance Food Group Co.*	42,100	1,189,325
Walgreens Boots Alliance, Inc.	35,000	2,702,700
Wal-Mart Stores, Inc.	501,000	39,148,140

		53,319,013

A1166

AST QMA LARGE-CAP PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Food Products — 1.6%
Conagra Brands, Inc.	227,000	$7,658,980
Sanderson Farms, Inc.(a)	29,400	4,748,688
Tyson Foods, Inc. (Class A Stock)	414,200	29,180,390

		41,588,058

Gas Utilities — 0.5%
Atmos Energy Corp.	20,600	1,727,104
UGI Corp.	240,800	11,283,888

		13,010,992

Health Care Equipment & Supplies — 3.4%
Baxter International, Inc.	283,000	17,758,250
Boston Scientific Corp.*	652,000	19,018,840
Danaher Corp.	343,000	29,422,540
Medtronic PLC	245,800	19,115,866

		85,315,496

Health Care Providers & Services — 4.2%
Aetna, Inc.	181,300	28,828,513
Anthem, Inc.	97,000	18,418,360
Centene Corp.*	15,400	1,490,258
Cigna Corp.	19,700	3,682,718
Express Scripts Holding Co.*	439,900	27,854,468
UnitedHealth Group, Inc.	126,500	24,775,025

		105,049,342

Health Care Technology — 0.2%
Cerner Corp.*	87,100	6,211,972

Hotels, Restaurants & Leisure — 3.1%
Extended Stay America, Inc., UTS	55,100	1,102,000
Hilton Grand Vacations, Inc.*	28,100	1,085,503
Hilton Worldwide Holdings, Inc.	49,100	3,409,995
McDonald’s Corp.	250,300	39,217,004
Royal Caribbean Cruises Ltd.	19,800	2,347,092
Yum China Holdings, Inc.*	258,000	10,312,260
Yum! Brands, Inc.	282,800	20,816,908

		78,290,762

Household Durables — 0.6%
D.R. Horton, Inc.	228,700	9,131,991
NVR, Inc.*	1,600	4,568,000
Taylor Morrison Home Corp. (Class A Stock)*	64,000	1,411,200

		15,111,191

Household Products — 0.2%
Procter & Gamble Co. (The)	64,900	5,904,602

Independent Power & Renewable Electricity Producers — 1.1%
AES Corp.	1,145,900	12,627,818
NRG Energy, Inc.	620,100	15,868,359

		28,496,177

Industrial Conglomerates — 0.7%
General Electric Co.	366,546	8,863,082
Honeywell International, Inc.	62,900	8,915,446

		17,778,528

Insurance — 2.2%
Aflac, Inc.	78,200	6,364,698
American International Group, Inc.	482,900	29,645,231

	Shares	Value
COMMON STOCKS (Continued)
Insurance (cont’d.)
Assurant, Inc.	38,700	$3,696,624
Unum Group	295,200	15,093,576

		54,800,129

Internet & Direct Marketing Retail — 1.2%
Amazon.com, Inc.*	20,300	19,515,405
Liberty Interactive Corp. QVC Group (Class A Stock)*	226,200	5,331,534
Nutrisystem, Inc.(a)	69,100	3,862,690
PetMed Express, Inc.(a)	28,900	958,035

		29,667,664

Internet Software & Services — 6.2%
Alphabet, Inc. (Class A Stock)*	33,840	32,950,685
Alphabet, Inc. (Class C Stock)*	62,578	60,019,186
Facebook, Inc. (Class A Stock)*	370,200	63,256,074

		156,225,945

IT Services — 2.6%
Accenture PLC (Class A Stock)	160,000	21,611,200
CACI International, Inc. (Class A Stock)*	6,000	836,100
Cognizant Technology Solutions Corp. (Class A Stock)	446,100	32,360,094
Total System Services, Inc.	59,700	3,910,350
Visa, Inc. (Class A Stock)(a)	60,000	6,314,400

		65,032,144

Machinery — 2.6%
Crane Co.	50,600	4,047,494
Cummins, Inc.	6,100	1,024,983
Fortive Corp.	176,600	12,501,514
Illinois Tool Works, Inc.	76,500	11,318,940
Ingersoll-Rand PLC	212,000	18,904,041
Lincoln Electric Holdings, Inc.	53,600	4,914,048
Oshkosh Corp.	119,700	9,880,038
Pentair PLC (United Kingdom)	35,100	2,385,396

		64,976,454

Media — 1.5%
Comcast Corp. (Class A Stock)	848,300	32,642,584
Discovery Communications, Inc. (Class C Stock)*	197,300	3,997,298
Twenty-First Century Fox, Inc. (Class A Stock)	90,500	2,387,390

		39,027,272

Metals & Mining — 1.1%
Alcoa Corp.*	108,300	5,048,946
Southern Copper Corp. (Peru)(a)	189,900	7,550,424
Steel Dynamics, Inc.	404,100	13,929,327
Worthington Industries, Inc.	31,800	1,462,800

		27,991,497

Mortgage Real Estate Investment Trusts (REITs) — 0.1%
Invesco Mortgage Capital, Inc.	95,500	1,635,915

Multiline Retail — 0.9%
Macy’s, Inc.	891,600	19,454,712
Target Corp.	61,500	3,629,115

		23,083,827

A1167

AST QMA LARGE-CAP PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Multi-Utilities — 0.1%
SCANA Corp.	67,700	$3,282,773

Oil, Gas & Consumable Fuels — 5.0%
Anadarko Petroleum Corp.	299,100	14,611,035
Andeavor	196,400	20,258,660
Chevron Corp.	1,800	211,500
Devon Energy Corp.	316,800	11,629,728
Exxon Mobil Corp.	211,500	17,338,770
Marathon Petroleum Corp.	404,500	22,684,360
Newfield Exploration Co.*	304,800	9,043,416
Valero Energy Corp.	369,500	28,425,635
World Fuel Services Corp.	30,900	1,047,819

		125,250,923

Personal Products — 0.0%
Avon Products, Inc. (United Kingdom)*	180,300	420,099

Pharmaceuticals — 3.3%
Allergan PLC	145,900	29,902,205
Bristol-Myers Squibb Co.	245,200	15,629,048
Johnson & Johnson	123,900	16,108,239
Merck & Co., Inc.	148,900	9,534,067
Pfizer, Inc.	133,000	4,748,100
Zoetis, Inc.	117,800	7,510,928

		83,432,587

Professional Services — 0.1%
Insperity, Inc.	28,900	2,543,200

Real Estate Management & Development — 0.7%
CBRE Group, Inc. (Class A Stock)*	456,200	17,280,856

Road & Rail — 1.8%
Norfolk Southern Corp.	147,100	19,452,504
Union Pacific Corp.	213,000	24,701,610

		44,154,114

Semiconductors & Semiconductor Equipment — 5.1%
Applied Materials, Inc.	705,300	36,739,077
Broadcom Ltd.	104,200	25,272,668
Intel Corp.	717,500	27,322,400
Texas Instruments, Inc.	425,300	38,123,892

		127,458,037

Software — 6.3%
Activision Blizzard, Inc.	240,400	15,508,204
Adobe Systems, Inc.*	226,600	33,804,188
Electronic Arts, Inc.*	67,000	7,910,020
Intuit, Inc.	119,600	16,999,944
Microsoft Corp.	546,500	40,708,785
Oracle Corp.	880,900	42,591,515

		157,522,656

Specialty Retail — 0.7%
Asbury Automotive Group, Inc.*	1,400	85,540
Burlington Stores, Inc.*	18,200	1,737,372
Francesca’s Holdings Corp.*	37,300	274,528
Gap, Inc. (The)(a)	391,100	11,549,183
Ross Stores, Inc.	60,100	3,880,657

		17,527,280

Technology Hardware, Storage & Peripherals — 3.9%
Apple, Inc.	460,200	70,926,024

	Shares	Value
COMMON STOCKS (Continued)
Technology Hardware, Storage & Peripherals (cont’d.)
HP, Inc.	991,100	$19,782,356
Western Digital Corp.	74,400	6,428,160

		97,136,540

Textiles, Apparel & Luxury Goods — 0.8%
Lululemon Athletica, Inc.*	43,100	2,682,975
PVH Corp.	124,500	15,694,470
Wolverine World Wide, Inc.	44,300	1,278,055

		19,655,500

Tobacco — 1.2%
Altria Group, Inc.	472,900	29,991,318

Trading Companies & Distributors — 0.2%
Applied Industrial Technologies, Inc.	40,400	2,658,320
United Rentals, Inc.*	12,400	1,720,376

		4,378,696

Wireless Telecommunication Services — 0.1%
Telephone & Data Systems, Inc.	74,700	2,083,383

TOTAL LONG-TERM INVESTMENTS (cost $2,131,605,284)		2,474,786,390

SHORT-TERM INVESTMENTS — 2.5%

AFFILIATED MUTUAL FUNDS — 2.4%
Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund(w)	36,344,239	36,344,239
Prudential Investment Portfolios 2 - Prudential Institutional Money Market Fund (cost $24,268,668; includes $24,241,955 of cash collateral for securities on loan)(b)(w)	24,266,242	24,268,668

TOTAL AFFILIATED MUTUAL FUNDS (cost $60,612,907)		60,612,907

A1168

AST QMA LARGE-CAP PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. TREASURY OBLIGATION(k)(n) — 0.1%
U.S. Treasury Bills (cost $1,746,033)
1.020%	12/21/17	1,750	$1,746,140

TOTAL SHORT-TERM INVESTMENTS (cost $62,358,940)			62,359,047

TOTAL INVESTMENTS — 100.9% (cost $2,193,964,224)			2,537,145,437
Liabilities in excess of other assets(z) — (0.9)%			(22,336,287)

NET ASSETS — 100.0%			$2,514,809,150

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.
#	Principal amount is shown in U.S. dollars unless otherwise stated.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $23,824,217; cash collateral of $24,241,955 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(n)	Rate shown reflects yield to maturity at purchase date.
(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund and Prudential Institutional Money Market Fund.
(z)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts outstanding at September 30, 2017:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Current Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Long Position:
309	S&P 500 E-Mini Index	Dec. 2017	$38,120,766	$38,873,745	$752,979

A security with a market value of $1,746,140 has been segregated with Goldman Sachs & Co. to cover requirements for open futures contracts at September 30, 2017.

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2017 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$64,872,192	$—	$—
Air Freight & Logistics	22,049,037	—	—
Airlines	3,462,110	—	—
Auto Components	15,189,792	—	—
Automobiles	4,934,436	—	—
Banks	186,315,389	—	—
Beverages	38,040,888	—	—
Biotechnology	115,632,600	—	—
Capital Markets	40,662,857	—	—
Chemicals	61,788,891	—	—
Commercial Services & Supplies	1,369,060	—	—
Communications Equipment	9,679,274	—	—
Construction & Engineering	14,884,394	—	—
Consumer Finance	32,122,708	—	—
Containers & Packaging	20,419,210	—	—
Distributors	10,239,155	—	—
Diversified Consumer Services	3,532,898	—	—
Diversified Financial Services	13,950,652	—	—

A1169

AST QMA LARGE-CAP PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Common Stocks (continued)
Diversified Telecommunication Services	$74,906,687	$—	$—
Electric Utilities	20,921,835	—	—
Electrical Equipment	18,380,700	—	—
Equity Real Estate Investment Trusts (REITs)	56,796,683	—	—
Food & Staples Retailing	53,319,013	—	—
Food Products	41,588,058	—	—
Gas Utilities	13,010,992	—	—
Health Care Equipment & Supplies	85,315,496	—	—
Health Care Providers & Services	105,049,342	—	—
Health Care Technology	6,211,972	—	—
Hotels, Restaurants & Leisure	78,290,762	—	—
Household Durables	15,111,191	—	—
Household Products	5,904,602	—	—
Independent Power & Renewable Electricity Producers	28,496,177	—	—
Industrial Conglomerates	17,778,528	—	—
Insurance	54,800,129	—	—
Internet & Direct Marketing Retail	29,667,664	—	—
Internet Software & Services	156,225,945	—	—
IT Services	65,032,144	—	—
Machinery	64,976,454	—	—
Media	39,027,272	—	—
Metals & Mining	27,991,497	—	—
Mortgage Real Estate Investment Trusts (REITs)	1,635,915	—	—
Multiline Retail	23,083,827	—	—
Multi-Utilities	3,282,773	—	—
Oil, Gas & Consumable Fuels	125,250,923	—	—
Personal Products	420,099	—	—
Pharmaceuticals	83,432,587	—	—
Professional Services	2,543,200	—	—
Real Estate Management & Development	17,280,856	—	—
Road & Rail	44,154,114	—	—
Semiconductors & Semiconductor Equipment	127,458,037	—	—
Software	157,522,656	—	—
Specialty Retail	17,527,280	—	—
Technology Hardware, Storage & Peripherals	97,136,540	—	—
Textiles, Apparel & Luxury Goods	19,655,500	—	—
Tobacco	29,991,318	—	—
Trading Companies & Distributors	4,378,696	—	—
Wireless Telecommunication Services	2,083,383	—	—
U.S. Treasury Obligation	—	1,746,140	—
Affiliated Mutual Funds	60,612,907	—	—
Other Financial Instruments*
Futures Contracts	752,979	—	—

Total	$2,536,152,276	$1,746,140	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC contracts which are recorded at fair value.

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

A1170

AST QMA US EQUITY ALPHA PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 127.1%
COMMON STOCKS
Aerospace & Defense — 2.7%
Boeing Co. (The)	1,900	$482,999
BWX Technologies, Inc.	7,800	436,956
Curtiss-Wright Corp.	4,800	501,792
Huntington Ingalls Industries, Inc.(u)	23,700	5,366,628
Lockheed Martin Corp.(u)	19,200	5,957,568
Northrop Grumman Corp.	4,700	1,352,284
Orbital ATK, Inc.	4,700	625,852
Spirit AeroSystems Holdings, Inc. (Class A Stock)(u)	55,900	4,344,548

		19,068,627

Air Freight & Logistics — 0.7%
FedEx Corp.(u)	23,400	5,278,572

Airlines — 0.2%
Hawaiian Holdings, Inc.*	19,500	732,225
Southwest Airlines Co.	16,200	906,876

		1,639,101

Auto Components — 1.3%
Adient PLC	17,000	1,427,829
BorgWarner, Inc.	27,300	1,398,579
Cooper-Standard Holdings, Inc.*	9,200	1,066,924
Dana, Inc.	44,200	1,235,832
Lear Corp.(u)	23,700	4,101,996
Tenneco, Inc.	1,600	97,072

		9,328,232

Automobiles — 1.5%
Ford Motor Co.(u)	231,300	2,768,661
General Motors Co.(u)	105,900	4,276,242
Thor Industries, Inc.(u)	25,400	3,198,114

		10,243,017

Banks — 7.2%
Bank of America Corp.(u)	481,546	12,202,376
Citigroup, Inc.(u)	48,640	3,538,074
Citizens Financial Group, Inc.(u)	138,100	5,229,847
Comerica, Inc.	20,200	1,540,452
East West Bancorp, Inc.	18,500	1,105,930
JPMorgan Chase & Co.(u)	151,376	14,457,922
PNC Financial Services Group, Inc. (The)(u)	28,000	3,773,560
Popular, Inc. (Puerto Rico)	23,300	837,402
SunTrust Banks, Inc.	27,800	1,661,606
Wells Fargo & Co.(u)	122,701	6,766,960

		51,114,129

Beverages — 1.7%
Constellation Brands, Inc. (Class A Stock)	6,700	1,336,315
National Beverage Corp.	17,600	2,183,280
PepsiCo, Inc.(u)	73,400	8,178,962

		11,698,557

Biotechnology — 6.5%
AbbVie, Inc.(u)	101,000	8,974,860
Alexion Pharmaceuticals, Inc.*(u)	26,400	3,703,656
Amgen, Inc.(u)	43,000	8,017,350
Biogen, Inc.*(u)	16,100	5,041,232
Bioverativ, Inc.*(u)	57,900	3,304,353

	Shares	Value
COMMON STOCKS (Continued)
Biotechnology (cont’d.)
Celgene Corp.*(u)	50,800	$7,407,656
Exelixis, Inc.*	70,200	1,700,946
Gilead Sciences, Inc.(u)	87,700	7,105,454
Vanda Pharmaceuticals, Inc.*	30,500	545,950
Vertex Pharmaceuticals, Inc.*	2,200	334,488

		46,135,945

Building Products — 0.6%
American Woodmark Corp.*	8,300	798,875
Armstrong World Industries, Inc.*	13,200	676,500
Builders FirstSource, Inc.*	22,800	410,172
Continental Building Products, Inc.*	64,900	1,687,400
Universal Forest Products, Inc.	6,200	608,592

		4,181,539

Capital Markets — 2.3%
Ameriprise Financial, Inc.(u)	30,100	4,470,151
BGC Partners, Inc. (Class A Stock)	63,100	913,057
Donnelley Financial Solutions, Inc.*	13,112	282,695
Evercore, Inc. (Class A Stock)	5,500	441,375
LPL Financial Holdings, Inc.	34,500	1,779,165
Raymond James Financial, Inc.(u)	32,600	2,749,158
S&P Global, Inc.(u)	29,600	4,626,776
SEI Investments Co.	6,500	396,890
State Street Corp.	4,100	391,714

		16,050,981

Chemicals — 3.1%
AdvanSix, Inc.*	12,252	487,017
Air Products & Chemicals, Inc.(u)	28,600	4,324,892
Cabot Corp.	20,500	1,143,900
Chemours Co. (The)(u)	104,800	5,303,928
Ingevity Corp.*	11,100	693,417
Innophos Holdings, Inc.	6,500	319,735
Koppers Holdings, Inc.*	18,200	839,930
LyondellBasell Industries NV (Class A Stock)(u)	47,500	4,704,875
Olin Corp.	50,600	1,733,050
PolyOne Corp.	20,100	804,603
Trinseo SA	23,200	1,556,720

		21,912,067

Commercial Services & Supplies — 0.6%
Brink’s Co. (The)	20,600	1,735,550
Herman Miller, Inc.	27,300	980,070
Quad/Graphics, Inc.	12,800	289,408
Steelcase, Inc. (Class A Stock)	56,800	874,720

		3,879,748

Communications Equipment — 1.6%
ARRIS International PLC*	68,800	1,960,112
Cisco Systems, Inc.(u)	43,200	1,452,816
CommScope Holding Co., Inc.*	30,700	1,019,547
F5 Networks, Inc.*(u)	25,300	3,050,168
Juniper Networks, Inc.(u)	133,500	3,715,305
Plantronics, Inc.	7,900	349,338

		11,547,286

Construction & Engineering — 0.8%
Argan, Inc.	13,500	907,875

A1171

AST QMA US EQUITY ALPHA PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Construction & Engineering (cont’d.)
EMCOR Group, Inc.	23,900	$1,658,182
MasTec, Inc.*(u)	55,000	2,552,000
Valmont Industries, Inc.	1,500	237,150

		5,355,207

Construction Materials — 0.4%
Eagle Materials, Inc.(u)	24,100	2,571,470

Consumer Finance — 0.9%
Capital One Financial Corp.	41,900	3,547,254
Navient Corp.	150,800	2,265,016
Nelnet, Inc. (Class A Stock)	11,500	580,750

		6,393,020

Containers & Packaging — 0.9%
Crown Holdings, Inc.*	3,700	220,964
Greif, Inc. (Class A Stock)	9,200	538,568
Owens-Illinois, Inc.*	92,900	2,337,364
WestRock Co.(u)	62,700	3,556,971

		6,653,867

Distributors — 0.6%
Genuine Parts Co.	2,000	191,300
LKQ Corp.*(u)	104,500	3,760,955

		3,952,255

Diversified Consumer Services — 0.1%
Grand Canyon Education, Inc.*	11,200	1,017,184

Diversified Financial Services — 1.0%
Berkshire Hathaway, Inc. (Class B Stock)*(u)	31,900	5,847,908
Leucadia National Corp.	48,300	1,219,575

		7,067,483

Diversified Telecommunication Services — 1.7%
AT&T, Inc.(u)	82,100	3,215,857
Verizon Communications, Inc.(u)	178,300	8,824,067

		12,039,924

Electric Utilities — 1.3%
Entergy Corp.	9,500	725,420
Exelon Corp.(u)	104,300	3,928,981
PPL Corp.(u)	111,100	4,216,245

		8,870,646

Electrical Equipment — 0.8%
Emerson Electric Co.(u)	73,400	4,612,456
EnerSys	11,100	767,787
Regal Beloit Corp.	3,200	252,800

		5,633,043

Electronic Equipment, Instruments & Components — 1.8%
Anixter International, Inc.*	8,200	697,000
Arrow Electronics, Inc.*	6,000	482,460
Avnet, Inc.	23,500	923,550
CDW Corp.	38,000	2,508,000
ePlus, Inc.*	12,600	1,164,870
IPG Photonics Corp.*(u)	14,900	2,757,394
Itron, Inc.*	13,800	1,068,810
Jabil, Inc.	11,300	322,615
Rogers Corp.*	2,200	293,216

	Shares	Value
COMMON STOCKS (Continued)
Electronic Equipment, Instruments & Components (cont’d.)
Sanmina Corp.*	5,100	$189,465
SYNNEX Corp.	11,100	1,404,261
Vishay Intertechnology, Inc.	55,000	1,034,000

		12,845,641

Energy Equipment & Services — 0.3%
McDermott International, Inc.*	193,200	1,404,564
Unit Corp.*	41,500	854,070

		2,258,634

Equity Real Estate Investment Trusts (REITs) — 4.6%
American Assets Trust, Inc.	17,900	711,883
American Tower Corp.(u)	42,000	5,740,560
Apple Hospitality REIT, Inc.	23,500	444,385
Ashford Hospitality Trust, Inc.	71,000	473,570
Brixmor Property Group, Inc.	59,100	1,111,080
Chesapeake Lodging Trust	23,900	644,583
CoreCivic, Inc.(u)	102,000	2,730,540
DDR Corp.	120,200	1,101,032
Franklin Street Properties Corp.	46,900	498,078
GEO Group, Inc. (The)(u)	109,950	2,957,655
Hospitality Properties Trust	28,900	823,361
Lexington Realty Trust	41,800	427,196
Outfront Media, Inc.	38,700	974,466
Park Hotels & Resorts, Inc.(u)	100,400	2,767,024
Retail Properties of America, Inc. (Class A Stock)	47,100	618,423
Ryman Hospitality Properties, Inc.	10,300	643,647
SBA Communications Corp.*	5,500	792,275
Senior Housing Properties Trust	47,300	924,715
Spirit Realty Capital, Inc.	103,400	886,138
Summit Hotel Properties, Inc.	41,300	660,387
VEREIT, Inc.(u)	415,700	3,446,153
Weyerhaeuser Co.	6,400	217,792
WP Carey, Inc.	11,100	748,029
Xenia Hotels & Resorts, Inc.	83,000	1,747,150

		32,090,122

Food & Staples Retailing — 1.5%
CVS Health Corp.	6,000	487,920
Ingles Markets, Inc. (Class A Stock)	8,600	221,020
Kroger Co. (The)	61,900	1,241,714
Performance Food Group Co.*	10,300	290,975
Walgreens Boots Alliance, Inc.	14,600	1,127,412
Wal-Mart Stores, Inc.(u)	88,900	6,946,646

		10,315,687

Food Products — 2.2%
Archer-Daniels-Midland Co.	21,600	918,216
Conagra Brands, Inc.(u)	68,700	2,317,938
Ingredion, Inc.	8,500	1,025,440
Lamb Weston Holdings, Inc.	31,166	1,461,374
Pilgrim’s Pride Corp.*	64,900	1,843,809
Sanderson Farms, Inc.(u)	23,100	3,731,112
Tyson Foods, Inc. (Class A Stock)(u)	64,500	4,544,025

		15,841,914

Gas Utilities — 0.8%
Atmos Energy Corp.	25,400	2,129,536

A1173

AST QMA US EQUITY ALPHA PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Gas Utilities (cont’d.)
UGI Corp.(u)	79,600	$3,730,056

		5,859,592

Health Care Equipment & Supplies — 4.5%
Abbott Laboratories(u)	114,000	6,083,040
Baxter International, Inc.(u)	80,600	5,057,650
Boston Scientific Corp.*(u)	107,300	3,129,941
Danaher Corp.(u)	59,200	5,078,176
Hologic, Inc.*(u)	64,600	2,370,174
IDEXX Laboratories, Inc.*(u)	20,800	3,234,192
Masimo Corp.*(u)	46,700	4,042,352
Medtronic PLC	27,900	2,169,783
West Pharmaceutical Services, Inc.	9,100	875,966

		32,041,274

Health Care Providers & Services — 3.9%
Anthem, Inc.(u)	27,100	5,145,748
Centene Corp.*	3,300	319,341
Express Scripts Holding Co.*(u)	71,600	4,533,712
Humana, Inc.(u)	14,200	3,459,546
Magellan Health, Inc.*	9,600	828,480
UnitedHealth Group, Inc.(u)	49,200	9,635,820
WellCare Health Plans, Inc.*(u)	22,500	3,864,150

		27,786,797

Health Care Technology — 0.9%
Cerner Corp.*(u)	72,500	5,170,700
Veeva Systems, Inc. (Class A Stock)*	17,200	970,252

		6,140,952

Hotels, Restaurants & Leisure — 2.8%
Bloomin’ Brands, Inc.	49,100	864,160
Extended Stay America, Inc., UTS(u)	124,900	2,498,000
Hilton Grand Vacations, Inc.*	22,900	884,627
McDonald’s Corp.(u)	28,900	4,528,052
Papa John’s International, Inc.	7,800	569,946
Royal Caribbean Cruises Ltd.(u)	35,200	4,172,608
Texas Roadhouse, Inc.	23,800	1,169,532
Yum China Holdings, Inc.*(u)	104,400	4,172,868
Yum! Brands, Inc.	8,300	610,963

		19,470,756

Household Durables — 1.1%
D.R. Horton, Inc.	53,400	2,132,262
La-Z-Boy, Inc.	19,200	516,480
NVR, Inc.*(u)	1,300	3,711,500
Taylor Morrison Home Corp. (Class A Stock)*	28,200	621,810
Tempur Sealy International, Inc.*	8,700	561,324

		7,543,376

Household Products — 1.0%
Colgate-Palmolive Co.	5,900	429,815
Kimberly-Clark Corp.(u)	37,500	4,413,000
Procter & Gamble Co. (The)	20,500	1,865,090

		6,707,905

Independent Power & Renewable Electricity Producers — 0.8%
AES Corp.(u)	271,900	2,996,338
Atlantica Yield PLC (Spain)	16,600	327,020

	Shares	Value
COMMON STOCKS (Continued)
Independent Power & Renewable Electricity Producers (cont’d.)
NRG Energy, Inc.	100,900	$2,582,031

		5,905,389

Industrial Conglomerates — 1.2%
3M Co.	10,600	2,224,940
Carlisle Cos., Inc.(u)	18,400	1,845,336
General Electric Co.	70,069	1,694,268
Honeywell International, Inc.	18,500	2,622,190

		8,386,734

Insurance — 2.6%
Aflac, Inc.	5,700	463,923
Allstate Corp. (The)	22,600	2,077,166
American Financial Group, Inc.(u)	30,400	3,144,880
American International Group, Inc.(u)	81,600	5,009,424
Assurant, Inc.	11,500	1,098,480
Genworth Financial, Inc. (Class A Stock)*	83,300	320,705
Old Republic International Corp.	91,400	1,799,666
Unum Group(u)	79,700	4,075,061

		17,989,305

Internet & Direct Marketing Retail — 2.0%
Amazon.com, Inc.*(u)	4,300	4,133,805
Liberty Interactive Corp. QVC Group (Class A Stock)*(u)	168,300	3,966,831
Liberty TripAdvisor Holdings, Inc. (Class A Stock)*	39,600	489,060
Nutrisystem, Inc.(u)	63,500	3,549,650
PetMed Express, Inc.	40,300	1,335,945
Shutterfly, Inc.*	16,700	809,616

		14,284,907

Internet Software & Services — 5.8%
Alphabet, Inc. (Class C Stock)*(u)	12,337	11,832,540
Alphabet, Inc. (Class A Stock)*(u)	8,400	8,179,248
Blucora, Inc.*	19,700	498,410
CoStar Group, Inc.*(u)	11,800	3,165,350
Envestnet, Inc.*	4,700	239,700
Etsy, Inc.*	66,200	1,117,456
Facebook, Inc. (Class A Stock)*(u)	91,500	15,634,605

		40,667,309

IT Services — 5.4%
Accenture PLC (Class A Stock)(u)	42,800	5,780,996
Booz Allen Hamilton Holding Corp.(u)	91,300	3,413,707
CACI International, Inc. (Class A Stock)*	13,300	1,853,355
Cognizant Technology Solutions Corp. (Class A Stock)(u)	76,700	5,563,818
CSRA, Inc.	31,700	1,022,959
DST Systems, Inc.(u)	54,400	2,985,472
First Data Corp. (Class A Stock)*(u)	205,100	3,700,004
MAXIMUS, Inc.	18,100	1,167,450
Total System Services, Inc.(u)	40,800	2,672,400
Travelport Worldwide Ltd.	67,500	1,059,750
Visa, Inc. (Class A Stock)(u)	85,200	8,966,448

		38,186,359

Life Sciences Tools & Services — 0.2%
Bruker Corp.	41,600	1,237,600

A1174

AST QMA US EQUITY ALPHA PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Machinery — 3.3%
AGCO Corp.	13,100	$966,387
Allison Transmission Holdings, Inc.	15,400	577,962
Colfax Corp.*	17,400	724,536
Crane Co.	21,700	1,735,783
Cummins, Inc.	9,300	1,562,679
Fortive Corp.(u)	65,400	4,629,666
Harsco Corp.*	13,600	284,240
Hillenbrand, Inc.	10,400	404,040
IDEX Corp.	10,400	1,263,288
Illinois Tool Works, Inc.	8,800	1,302,048
Ingersoll-Rand PLC	25,700	2,291,669
Oshkosh Corp.(u)	43,800	3,615,252
SPX Corp.*	38,200	1,120,788
Terex Corp.	25,500	1,148,010
Toro Co. (The)	15,800	980,548
Wabash National Corp.	41,100	937,902

		23,544,798

Marine — 0.1%
Matson, Inc.	19,400	546,692

Media — 2.3%
Comcast Corp. (Class A Stock)(u)	194,500	7,484,360
Discovery Communications, Inc. (Class C Stock)*	139,700	2,830,322
Gray Television, Inc.*	16,700	262,190
MSG Networks, Inc. (Class A Stock)*	34,900	739,880
Sinclair Broadcast Group, Inc. (Class A Stock)	38,800	1,243,540
TEGNA, Inc.	106,700	1,422,311
Twenty-First Century Fox, Inc. (Class B Stock)	35,400	912,966
Twenty-First Century Fox, Inc. (Class A Stock)	29,700	783,486
Viacom, Inc. (Class B Stock)(u)	24,100	670,944

		16,349,999

Metals & Mining — 1.4%
Alcoa Corp.*(u)	65,300	3,044,286
Freeport-McMoRan, Inc.*	26,000	365,040
Southern Copper Corp. (Peru)	52,900	2,103,304
Steel Dynamics, Inc.(u)	127,300	4,388,031

		9,900,661

Mortgage Real Estate Investment Trusts (REITs) — 0.5%
Chimera Investment Corp.	44,840	848,373
Invesco Mortgage Capital, Inc.	87,600	1,500,588
New Residential Investment Corp.	66,300	1,109,199
PennyMac Mortgage Investment Trust	3,100	53,909

		3,512,069

Multiline Retail — 0.9%
Macy’s, Inc.(u)	167,600	3,657,032
Target Corp.(u)	43,700	2,578,737

		6,235,769

Multi-Utilities — 0.7%
MDU Resources Group, Inc.	63,500	1,647,825
NiSource, Inc.	17,600	`450,384

	Shares	Value
COMMON STOCKS (Continued)
Multi-Utilities (cont’d.)
Public Service Enterprise Group, Inc.(u)	59,900	$2,770,375

		4,868,584

Oil, Gas & Consumable Fuels — 6.8%
Andeavor(u)	40,200	4,146,630
Carrizo Oil & Gas, Inc.*	65,200	1,116,876
Chevron Corp.(u)	83,500	9,811,250
CONSOL Energy, Inc.*	120,600	2,042,964
Devon Energy Corp.(u)	99,500	3,652,645
Exxon Mobil Corp.(u)	109,300	8,960,414
Kosmos Energy Ltd. (Ghana)*	40,200	319,992
Laredo Petroleum, Inc.*	137,300	1,775,289
Marathon Petroleum Corp.(u)	79,300	4,447,144
Newfield Exploration Co.*(u)	128,700	3,818,529
QEP Resources, Inc.*	176,100	1,509,177
Valero Energy Corp.(u)	69,200	5,323,556
Williams Cos., Inc. (The)	25,100	753,251

		47,677,717

Paper & Forest Products — 0.2%
Boise Cascade Co.*	6,900	240,810
Louisiana-Pacific Corp.*	53,200	1,440,656

		1,681,466

Personal Products — 0.0%
Avon Products, Inc. (United Kingdom)*	48,300	112,539

Pharmaceuticals — 4.2%
Allergan PLC(u)	27,400	5,615,630
Bristol-Myers Squibb Co.(u)	65,900	4,200,466
Corcept Therapeutics, Inc.*	63,000	1,215,900
Endo International PLC*	107,300	919,025
Johnson & Johnson(u)	64,400	8,372,644
Mallinckrodt PLC*	50,200	1,875,974
Merck & Co., Inc.	32,100	2,055,363
Mylan NV*(u)	9,900	310,563
Pfizer, Inc.	7,400	264,180
Zoetis, Inc.(u)	74,000	4,718,240

		29,547,985

Professional Services — 0.1%
Insperity, Inc.	10,000	880,000

Real Estate Management & Development — 0.6%
CBRE Group, Inc. (Class A Stock)*(u)	112,300	4,253,924

Road & Rail — 1.3%
ArcBest Corp.	4,400	147,180
Landstar System, Inc.	18,100	1,803,665
Norfolk Southern Corp.(u)	20,400	2,697,696
Union Pacific Corp.(u)	41,300	4,789,561

		9,438,102

Semiconductors & Semiconductor Equipment — 5.4%
Advanced Energy Industries, Inc.*	25,300	2,043,228
Amkor Technology, Inc.*	8,800	92,840
Applied Materials, Inc.(u)	134,200	6,990,478
Broadcom Ltd.(u)	14,200	3,444,068
Entegris, Inc.*	45,100	1,301,135
Intel Corp.(u)	222,580	8,475,846
Lam Research Corp.(u)	19,200	3,552,768
ON Semiconductor Corp.*(u)	235,700	4,353,379

A1175

AST QMA US EQUITY ALPHA PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Semiconductors & Semiconductor Equipment (cont’d.)
Semtech Corp.*	8,300	$311,665
Skyworks Solutions, Inc.(u)	46,500	4,738,350
Texas Instruments, Inc.(u)	25,800	2,312,712
Versum Materials, Inc.	18,000	698,760

		38,315,229

Software — 8.3%
Activision Blizzard, Inc.(u)	75,700	4,883,407
Adobe Systems, Inc.*(u)	44,800	6,683,264
Aspen Technology, Inc.*	8,900	559,009
Cadence Design Systems, Inc.*	55,600	2,194,532
CDK Global, Inc.	34,700	2,189,223
Electronic Arts, Inc.*(u)	47,600	5,619,656
Fair Isaac Corp.	2,400	337,200
Fortinet, Inc.*	71,700	2,569,728
Intuit, Inc.(u)	37,800	5,372,892
Manhattan Associates, Inc.*	11,500	478,055
Microsoft Corp.(u)	200,100	14,905,449
MicroStrategy, Inc. (Class A Stock)*	1,800	229,878
Oracle Corp.(u)	157,500	7,615,125
Progress Software Corp.	23,100	881,727
Red Hat, Inc.*	4,300	476,698
salesforce.com, Inc.*	5,600	523,152
SS&C Technologies Holdings, Inc.	33,400	1,341,010
Synopsys, Inc.*	17,700	1,425,381
Verint Systems, Inc.*	6,300	263,655

		58,549,041

Specialty Retail — 2.0%
Asbury Automotive Group, Inc.*	18,900	1,154,790
Burlington Stores, Inc.*(u)	40,300	3,847,038
Conn’s, Inc.*	12,200	343,430
Dick’s Sporting Goods, Inc.	27,600	745,476
Francesca’s Holdings Corp.*	59,300	436,448
Michaels Cos., Inc. (The)*	86,100	1,848,567
Ross Stores, Inc.(u)	60,700	3,919,399
Ulta Beauty, Inc.*(u)	9,400	2,124,964

		14,420,112

Technology Hardware, Storage & Peripherals — 4.3%
Apple, Inc.(u)	130,700	20,143,484
HP, Inc.(u)	233,900	4,668,644
NCR Corp.*	51,100	1,917,272
Western Digital Corp.(u)	38,100	3,291,840

		30,021,240

Textiles, Apparel & Luxury Goods — 1.3%
Lululemon Athletica, Inc.*(u)	54,200	3,373,950
PVH Corp.	17,600	2,218,656
Skechers U.S.A., Inc. (Class A Stock)*(u)	107,600	2,699,684
Wolverine World Wide, Inc.	37,600	1,084,760

		9,377,050

Thrifts & Mortgage Finance — 0.1%
Radian Group, Inc.	21,400	399,966

Tobacco — 0.7%
Altria Group, Inc.(u)	81,300	5,156,046

Trading Companies & Distributors — 0.5%
Applied Industrial Technologies, Inc.	14,000	921,200

		Shares	Value
COMMON STOCKS (Continued)
Trading Companies & Distributors (cont’d.)
BMC Stock Holdings, Inc.*		24,000	$512,400
Univar, Inc.*		25,900	749,287
WESCO International, Inc.*		19,800	1,153,350

			3,336,237

Wireless Telecommunication Services — 0.2%
Telephone & Data Systems, Inc.		39,200	1,093,288

TOTAL LONG-TERM INVESTMENTS (cost $729,878,276)			896,410,667

SHORT-TERM INVESTMENTS —1.6%
AFFILIATED MUTUAL FUND — 1.5%
Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund (cost $10,532,238)(w)		10,532,238	10,532,238

Interest Rate	Maturity Date	Principal Amount (000)#
U.S. TREASURY OBLIGATION(k)(n) — 0.1%
U.S. Treasury Bills
1.020%	12/21/17	700	698,456

(cost $698,413)
TOTAL SHORT-TERM INVESTMENTS
(cost $11,230,651)			11,230,694

TOTAL INVESTMENTS, BEFORE SECURITIES SOLD SHORT — 128.7%
(cost $741,108,927)			907,641,361

		Shares
SECURITIES SOLD SHORT — (28.8)%

COMMON STOCKS
Aerospace & Defense — (0.2)%
Mercury Systems, Inc.*		28,700	(1,488,956)

Air Freight & Logistics — (0.2)%
XPO Logistics, Inc.*		22,300	(1,511,494)

Auto Components — (0.5)%
Goodyear Tire & Rubber Co. (The)		102,500	(3,408,125)

Banks — (0.4)%
Chemical Financial Corp.		10,000	(522,600)
Community Bank System, Inc.		5,400	(298,350)
FCB Financial Holdings, Inc. (Class A Stock)*		4,600	(222,180)
First Republic Bank		14,500	(1,514,670)

			(2,557,800)

Biotechnology — (2.9)%
Amicus Therapeutics, Inc.*		167,600	(2,527,408)
Avexis, Inc.*		20,600	(1,992,638)
BioCryst Pharmaceuticals, Inc.*		41,900	(219,556)

A1176

AST QMA US EQUITY ALPHA PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Biotechnology (cont’d.)
Bluebird Bio, Inc.*	49,400	$(6,785,090)
Clovis Oncology, Inc.*	43,500	(3,584,400)
Insmed, Inc.*	24,000	(749,040)
Ironwood Pharmaceuticals, Inc.*	59,100	(932,007)
Portola Pharmaceuticals, Inc.*	21,500	(1,161,645)
Puma Biotechnology, Inc.*	6,200	(742,450)
Sage Therapeutics, Inc.*	4,500	(280,350)
Spark Therapeutics, Inc.*	20,500	(1,827,780)

		(20,802,364)

Building Products — (0.1)%
Advanced Drainage Systems, Inc.	14,900	(301,725)
Simpson Manufacturing Co., Inc.	8,600	(421,744)

		(723,469)

Capital Markets — (0.1)%
CBOE Holdings, Inc.	5,600	(602,728)
Interactive Brokers Group, Inc. (Class A Stock)	5,100	(229,704)

		(832,432)

Chemicals — (1.6)%
Axalta Coating Systems Ltd.*	27,000	(780,840)
CF Industries Holdings, Inc.	237,000	(8,332,920)
International Flavors & Fragrances, Inc.	13,900	(1,986,449)

		(11,100,209)

Commercial Services & Supplies — (0.4)%
Cintas Corp.	5,900	(851,252)
Healthcare Services Group, Inc.	28,400	(1,532,748)
Mobile Mini, Inc.	13,200	(454,740)

		(2,838,740)

Communications Equipment — (1.3)%
Ciena Corp.*	79,600	(1,748,812)
Infinera Corp.*	171,800	(1,523,866)
Lumentum Holdings, Inc.*	72,900	(3,962,115)
Palo Alto Networks, Inc.*	12,000	(1,729,200)

		(8,963,993)

Construction & Engineering — (0.3)%
Granite Construction, Inc.	31,800	(1,842,810)

Construction Materials — (0.2)%
Summit Materials, Inc. (Class A Stock)*	41,000	(1,313,230)

Containers & Packaging — (0.2)%
Ball Corp.	37,800	(1,561,140)

Diversified Consumer Services — (0.2)%
Adtalem Global Education, Inc.	9,700	(347,745)
ServiceMaster Global Holdings, Inc.*	16,100	(752,353)

		(1,100,098)

Electronic Equipment, Instruments & Components — (0.4)%
Fabrinet (Thailand)*	24,900	(922,794)
Universal Display Corp.	11,000	(1,417,350)
VeriFone Systems, Inc.*	34,000	(689,520)

		(3,029,664)

Energy Equipment & Services — (0.2)%
Dril-Quip, Inc.*	7,100	(313,465)

	Shares	Value
COMMON STOCKS (Continued)
Energy Equipment & Services (cont’d.)
Forum Energy Technologies, Inc.*	47,400	$(753,660)
National Oilwell Varco, Inc.	19,500	(696,735)

		(1,763,860)

Equity Real Estate Investment Trusts (REITs) — (1.7)%
CubeSmart	62,000	(1,609,520)
CyrusOne, Inc.	30,100	(1,773,793)
Education Realty Trust, Inc.	7,700	(276,661)
Healthcare Realty Trust, Inc.	44,400	(1,435,896)
Life Storage, Inc.	23,800	(1,947,078)
National Retail Properties, Inc.	20,200	(841,532)
Realty Income Corp.	68,700	(3,928,953)

		(11,813,433)

Food Products — (0.2)%
Snyder’s-Lance, Inc.	25,100	(957,314)
TreeHouse Foods, Inc.*	7,500	(507,975)

		(1,465,289)

Gas Utilities — 0.0%
New Jersey Resources Corp.	6,500	(273,975)

Health Care Equipment & Supplies — (1.6)%
DexCom, Inc.*	96,200	(4,706,585)
ICU Medical, Inc.*	4,000	(743,400)
Nevro Corp.*	28,000	(2,544,640)
NuVasive, Inc.*	55,700	(3,089,122)

		(11,083,747)

Health Care Providers & Services — (1.0)%
Capital Senior Living Corp.*	24,000	(301,200)
Envision Healthcare Corp.*	101,100	(4,544,445)
Patterson Cos., Inc.	17,700	(684,105)
Premier, Inc. (Class A Stock)*	16,700	(543,919)
Tivity Health, Inc.*	20,500	(836,400)

		(6,910,069)

Health Care Technology — (0.1)%
Vocera Communications, Inc.*	15,400	(483,098)

Hotels, Restaurants & Leisure — (1.4)%
Marriott International, Inc. (Class A Stock)	19,300	(2,128,018)
Planet Fitness, Inc. (Class A Stock)	15,000	(404,700)
Red Rock Resorts, Inc. (Class A Stock)	20,900	(484,044)
Six Flags Entertainment Corp.	64,000	(3,900,160)
Vail Resorts, Inc.	12,600	(2,874,312)

		(9,791,234)

Insurance — (0.2)%
Arch Capital Group Ltd.*	10,700	(1,053,950)
Arthur J Gallagher & Co.	5,400	(332,370)
MBIA, Inc.*	26,100	(227,070)

		(1,613,390)

Internet & Direct Marketing Retail — (0.3)%
Liberty Ventures (Class A Stock)*	39,260	(2,259,413)

Internet Software & Services — (0.9)%
2U, Inc.*	25,900	(1,451,436)
Box, Inc. (Class A Stock)*	94,100	(1,818,012)
Cornerstone OnDemand, Inc.*	9,900	(402,039)
Five9, Inc.*	11,600	(277,240)
GoDaddy, Inc. (Class A Stock)*	43,200	(1,879,632)

A1177

AST QMA US EQUITY ALPHA PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Internet Software & Services (cont’d.)
GTT Communications, Inc.*	12,200	$(386,130)

		(6,214,489)

IT Services — (2.1)%
Blackhawk Network Holdings, Inc.*	45,600	(1,997,280)
DXC Technology Co.	8,000	(687,040)
Gartner, Inc.*	25,600	(3,184,896)
Jack Henry & Associates, Inc.	6,600	(678,414)
PayPal Holdings, Inc.*	46,500	(2,977,395)
Vantiv, Inc. (Class A Stock)*	35,000	(2,466,450)
WEX, Inc.*	28,100	(3,153,382)

		(15,144,857)

Leisure Products — (0.4)%
Mattel, Inc.	190,600	(2,950,488)

Machinery — (0.7)%
Actuant Corp. (Class A Stock)	19,500	(499,200)
Flowserve Corp.	59,900	(2,551,141)
Trinity Industries, Inc.	41,000	(1,307,900)
Wabtec Corp.	10,600	(802,950)

		(5,161,191)

Media — (0.2)%
EW Scripps Co. (The) (Class A Stock)*	19,600	(374,556)
IMAX Corp.*	60,000	(1,359,000)

		(1,733,556)

Metals & Mining — (0.3)%
Allegheny Technologies, Inc.*	38,700	(924,930)
Carpenter Technology Corp.	6,400	(307,392)
Commercial Metals Co.	40,800	(776,424)

		(2,008,746)

Mortgage Real Estate Investment Trusts (REITs) — (0.1)%
Apollo Commercial Real Estate Finance, Inc.	17,900	(324,169)
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	17,500	(426,475)

		(750,644)

Oil, Gas & Consumable Fuels — (1.3)%
Callon Petroleum Co.*	226,600	(2,546,984)
EQT Corp.	29,100	(1,898,484)
Green Plains, Inc.	25,000	(503,750)
PDC Energy, Inc.*	69,700	(3,417,391)
RSP Permian, Inc.*	32,200	(1,113,798)

		(9,480,407)

Paper & Forest Products — (0.1)%
Domtar Corp.	9,300	(403,527)

Pharmaceuticals — (0.3)%
Impax Laboratories, Inc.*	89,800	(1,822,940)

Professional Services — (0.5)%
IHS Markit Ltd.*	28,500	(1,256,280)
Nielsen Holdings PLC	38,000	(1,575,100)
WageWorks, Inc.*	15,200	(922,640)

		(3,754,020)

Real Estate Management & Development — (0.1)%
Howard Hughes Corp. (The)*	5,900	(695,787)

	Shares	Value
COMMON STOCKS (Continued)
Road & Rail — (0.1)%
AMERCO	1,000	$(374,900)

Semiconductors & Semiconductor Equipment — (1.0)%
Ichor Holdings Ltd.*	29,000	(777,200)
Inphi Corp.*	24,100	(956,529)
Integrated Device Technology, Inc.*	30,200	(802,716)
MACOM Technology Solutions Holdings, Inc.*	46,900	(2,092,209)
MaxLinear, Inc.*	42,800	(1,016,500)
Veeco Instruments, Inc.*	28,000	(599,200)
Xperi Corp.	25,500	(645,150)

		(6,889,504)

Software — (3.4)%
Blackbaud, Inc.	9,700	(851,660)
Proofpoint, Inc.*	32,400	(2,825,928)
PROS Holdings, Inc.*	12,200	(294,386)
ServiceNow, Inc.*	11,200	(1,316,336)
Splunk, Inc.*	99,400	(6,603,142)
Ultimate Software Group, Inc. (The)*	10,600	(2,009,760)
Workday, Inc. (Class A Stock)*	89,000	(9,379,710)
Zendesk, Inc.*	25,500	(742,305)

		(24,023,227)

Specialty Retail — (0.7)%
Advance Auto Parts, Inc.	35,200	(3,491,840)
AutoZone, Inc.*	400	(238,044)
Monro, Inc.	26,400	(1,479,720)

		(5,209,604)

Technology Hardware, Storage & Peripherals — (0.4)%
Cray, Inc.*	38,400	(746,880)
Electronics For Imaging, Inc.*	41,900	(1,788,292)

		(2,535,172)

Trading Companies & Distributors — (0.5)%
Air Lease Corp.	37,200	(1,585,464)
NOW, Inc.*	23,300	(321,773)
SiteOne Landscape Supply, Inc.*	31,200	(1,812,720)

		(3,719,957)

TOTAL SECURITIES SOLD SHORT
(proceeds received $189,305,474)		(203,405,048)

TOTAL INVESTMENTS, NET OF SECURITIES SOLD SHORT — 99.9%
(cost $551,803,453)		704,236,313
Other assets in excess of liabilities(z) — 0.1%		822,036

NET ASSETS — 100.0%		$705,058,349

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.
#	Principal amount is shown in U.S. dollars unless otherwise stated.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(n)	Rate shown reflects yield to maturity at purchase date.
(u)	Represents security, or a portion thereof, segregated as collateral for short sales.

A1178

AST QMA US EQUITY ALPHA PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund.
(z)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts outstanding at September 30, 2017:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Current Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Long Positions:
83	S&P 500 E-Mini Index	Dec. 2017	$10,222,585	$10,441,815	$219,230
7	S&P Mid Cap 400 E-Mini Index	Dec. 2017	1,205,660	1,256,990	51,330

					$270,560

A security with a market value of $698,456 has been segregated with Goldman Sachs & Co. to cover requirements for open futures contracts at September 30, 2017.

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2017 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$19,068,627	$—	$—
Air Freight & Logistics	5,278,572	—	—
Airlines	1,639,101	—	—
Auto Components	9,328,232	—	—
Automobiles	10,243,017	—	—
Banks	51,114,129	—	—
Beverages	11,698,557	—	—
Biotechnology	46,135,945	—	—
Building Products	4,181,539	—	—
Capital Markets	16,050,981	—	—
Chemicals	21,912,067	—	—
Commercial Services & Supplies	3,879,748	—	—
Communications Equipment	11,547,286	—	—
Construction & Engineering	5,355,207	—	—
Construction Materials	2,571,470	—	—
Consumer Finance	6,393,020	—	—
Containers & Packaging	6,653,867	—	—
Distributors	3,952,255	—	—
Diversified Consumer Services	1,017,184	—	—
Diversified Financial Services	7,067,483	—	—
Diversified Telecommunication Services	12,039,924	—	—
Electric Utilities	8,870,646	—	—
Electrical Equipment	5,633,043	—	—
Electronic Equipment, Instruments & Components	12,845,641	—	—
Energy Equipment & Services	2,258,634	—	—
Equity Real Estate Investment Trusts (REITs)	32,090,122	—	—
Food & Staples Retailing	10,315,687	—	—
Food Products	15,841,914	—	—
Gas Utilities	5,859,592	—	—
Health Care Equipment & Supplies	32,041,274	—	—
Health Care Providers & Services	27,786,797	—	—
Health Care Technology	6,140,952	—	—

A1179

AST QMA US EQUITY ALPHA PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Common Stocks (continued)
Hotels, Restaurants & Leisure	$19,470,756	$—	$—
Household Durables	7,543,376	—	—
Household Products	6,707,905	—	—
Independent Power & Renewable Electricity Producers	5,905,389	—	—
Industrial Conglomerates	8,386,734	—	—
Insurance	17,989,305	—	—
Internet & Direct Marketing Retail	14,284,907	—	—
Internet Software & Services	40,667,309	—	—
IT Services	38,186,359	—	—
Life Sciences Tools & Services	1,237,600	—	—
Machinery	23,544,798	—	—
Marine	546,692	—	—
Media	16,349,999	—	—
Metals & Mining	9,900,661	—	—
Mortgage Real Estate Investment Trusts (REITs)	3,512,069	—	—
Multiline Retail	6,235,769	—	—
Multi-Utilities	4,868,584	—	—
Oil, Gas & Consumable Fuels	47,677,717	—	—
Paper & Forest Products	1,681,466	—	—
Personal Products	112,539	—	—
Pharmaceuticals	29,547,985	—	—
Professional Services	880,000	—	—
Real Estate Management & Development	4,253,924	—	—
Road & Rail	9,438,102	—	—
Semiconductors & Semiconductor Equipment	38,315,229	—	—
Software	58,549,041	—	—
Specialty Retail	14,420,112	—	—
Technology Hardware, Storage & Peripherals	30,021,240	—	—
Textiles, Apparel & Luxury Goods	9,377,050	—	—
Thrifts & Mortgage Finance	399,966	—	—
Tobacco	5,156,046	—	—
Trading Companies & Distributors	3,336,237	—	—
Wireless Telecommunication Services	1,093,288	—	—
Affiliated Mutual Fund	10,532,238	—	—
U.S. Treasury Obligation	—	698,456	—
Common Stocks - Short
Aerospace & Defense	(1,488,956)	—	—
Air Freight & Logistics	(1,511,494)	—	—
Auto Components	(3,408,125)	—	—
Banks	(2,557,800)	—	—
Biotechnology	(20,802,364)	—	—
Building Products	(723,469)	—	—
Capital Markets	(832,432)	—	—
Chemicals	(11,100,209)	—	—
Commercial Services & Supplies	(2,838,740)	—	—
Communications Equipment	(8,963,993)	—	—
Construction & Engineering	(1,842,810)	—	—
Construction Materials	(1,313,230)	—	—
Containers & Packaging	(1,561,140)	—	—
Diversified Consumer Services	(1,100,098)	—	—
Electronic Equipment, Instruments & Components	(3,029,664)	—	—
Energy Equipment & Services	(1,763,860)	—	—
Equity Real Estate Investment Trusts (REITs)	(11,813,433)	—	—
Food Products	(1,465,289)	—	—
Gas Utilities	(273,975)	—	—
Health Care Equipment & Supplies	(11,083,747)	—	—
Health Care Providers & Services	(6,910,069)	—	—
Health Care Technology	(483,098)	—	—
Hotels, Restaurants & Leisure	(9,791,234)	—	—
Insurance	(1,613,390)	—	—

A1179

AST QMA US EQUITY ALPHA PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Common Stocks - Short (continued)
Internet & Direct Marketing Retail	$(2,259,413)	$—	$—
Internet Software & Services	(6,214,489)	—	—
IT Services	(15,144,857)	—	—
Leisure Products	(2,950,488)	—	—
Machinery	(5,161,191)	—	—
Media	(1,733,556)	—	—
Metals & Mining	(2,008,746)	—	—
Mortgage Real Estate Investment Trusts (REITs)	(750,644)	—	—
Oil, Gas & Consumable Fuels	(9,480,407)	—	—
Paper & Forest Products	(403,527)	—	—
Pharmaceuticals	(1,822,940)	—	—
Professional Services	(3,754,020)	—	—
Real Estate Management & Development	(695,787)	—	—
Road & Rail	(374,900)	—	—
Semiconductors & Semiconductor Equipment	(6,889,504)	—	—
Software	(24,023,227)	—	—
Specialty Retail	(5,209,604)	—	—
Technology Hardware, Storage & Peripherals	(2,535,172)	—	—
Trading Companies & Distributors	(3,719,957)	—	—
Other Financial Instruments*
Futures Contracts	270,560	—	—

Total	$703,808,417	$698,456	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

A1180

AST QUANTITATIVE MODELING PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 99.5%
AFFILIATED MUTUAL FUNDS
AST AB Global Bond Portfolio*	3,954,211	$42,863,642
AST AQR Emerging Markets Equity Portfolio*	256,211	3,118,086
AST AQR Large-Cap Portfolio*	7,026,688	119,664,499
AST BlackRock Low Duration Bond Portfolio*	236,910	2,544,418
AST BlackRock/Loomis Sayles Bond Portfolio*	926,778	12,594,919
AST ClearBridge Dividend Growth Portfolio* .	4,097,344	68,302,731
AST Goldman Sachs Global Income Portfolio*	1,892,194	20,151,861
AST Goldman Sachs Large-Cap Value Portfolio*	1,250,868	37,813,728
AST Goldman Sachs Mid-Cap Growth Portfolio*	610,175	5,442,765
AST Goldman Sachs Small-Cap Value Portfolio*	123,268	2,815,439
AST Goldman Sachs Strategic Income Portfolio*	781,514	7,557,240
AST Government Money Market Portfolio	1,155,993	1,155,993
AST High Yield Portfolio*	1,150,522	11,528,226
AST Hotchkis & Wiley Large-Cap Value Portfolio*	1,689,960	47,268,182
AST International Growth Portfolio*	4,364,594	74,809,137
AST International Value Portfolio*	3,614,380	74,709,236
AST Jennison Large-Cap Growth Portfolio* .	1,216,122	35,316,188
AST Loomis Sayles Large-Cap Growth Portfolio*	1,314,943	61,736,572
AST Lord Abbett Core Fixed Income Portfolio*	1,400,547	17,632,885
AST MFS Growth Portfolio*	1,583,207	35,273,841
AST MFS Large-Cap Value Portfolio*	2,953,451	56,617,648
AST Neuberger Berman/LSV Mid-Cap Value Portfolio*	86,989	2,918,481
AST Parametric Emerging Markets Equity Portfolio*	173,823	1,677,395
AST Prudential Core Bond Portfolio*	4,959,442	60,455,596
AST QMA International Core Equity Portfolio*	3,030,073	37,330,495
AST QMA Large-Cap Portfolio*	6,896,521	119,861,539

	Shares	Value
AFFILIATED MUTUAL FUNDS (Continued)
AST Small-Cap Growth Opportunities Portfolio*	731,066	$13,817,155
AST Small-Cap Growth Portfolio*	332,874	13,837,563
AST Small-Cap Value Portfolio*	1,126,428	31,596,298
AST T. Rowe Price Large-Cap Growth Portfolio*	1,365,234	44,083,405
AST T. Rowe Price Large-Cap Value Portfolio*	3,292,240	47,276,566
AST WEDGE Capital Mid-Cap Value Portfolio*	119,499	2,922,945
AST Wellington Management Global Bond Portfolio*	4,784,557	50,429,230
AST Western Asset Core Plus Bond Portfolio*	3,153,562	40,270,985
AST Western Asset Emerging Markets Debt Portfolio*	158,689	1,802,708

TOTAL AFFILIATED MUTUAL FUNDS (cost $1,020,772,146)(w)		1,207,197,597

SHORT-TERM INVESTMENT — 0.5%

AFFILIATED MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund (cost $6,592,358)(w)	6,592,358	6,592,358

TOTAL INVESTMENTS — 100.0% (cost $1,027,364,504)		1,213,789,955
Liabilities in excess of other assets — (0.0)%		(590,079)

NET ASSETS — 100.0%		$1,213,199,876

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.
(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as the manager/co-manager of the underlying portfolios in which the Portfolio invests.

A1181

AST QUANTITATIVE MODELING PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2017 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Affiliated Mutual Funds	$1,213,789,955	$—	$—

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

A1182

AST RCM WORLD TRENDS PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 96.2%
COMMON STOCKS — 61.9%
Australia — 0.5%
AusNet Services	1,182,694	$1,569,389
Beach Energy Ltd.	1,277,206	832,639
CSR Ltd.	418,266	1,557,511
Downer EDI Ltd.	406,918	2,168,321
Fortescue Metals Group Ltd.	1,304,418	5,282,557
JB Hi-Fi Ltd.(a)	123,520	2,225,935
Metcash Ltd.	740,000	1,490,592
OceanaGold Corp.	61,294	185,196
Primary Health Care Ltd.	349,492	846,576
Wesfarmers Ltd.	338,061	10,974,656

		27,133,372

Austria — 0.1%
ams AG*	21,000	1,524,801
Schoeller-Bleckmann Oilfield Equipment AG*	16,975	1,358,740
UNIQA Insurance Group AG	154,016	1,613,301
Wienerberger AG	93,200	2,278,234

		6,775,076

Belgium — 0.1%
Anheuser-Busch InBev SA/NV	40,270	4,813,737
Melexis NV	1,646	159,402

		4,973,139

Bermuda — 0.0%
Aspen Insurance Holdings Ltd.	21,943	886,497
Third Point Reinsurance Ltd.*	33,385	520,806
Triton International Ltd.*	19,759	657,580

		2,064,883

Brazil — 0.2%
B3 SA - Brasil Bolsa Balcao	17,455	131,554
Banco Bradesco SA	101,860	1,075,799
Banco do Brasil SA	217,300	2,397,940
Banco Santander Brasil SA, UTS	45,500	397,514
Cia de Saneamento de Minas Gerais-COPASA	34,400	465,198
Cosan Ltd. (Class A Stock)	148,084	1,203,923
Cosan SA Industria e Comercio	108,000	1,231,694
JBS SA	122,200	328,346
MRV Engenharia e Participacoes SA	305,700	1,321,388
Sao Martinho SA	35,700	201,092

		8,754,448

Canada — 1.8%
Alimentation Couche-Tard, Inc. (Class B Stock)	187,846	8,566,169
Bank of Nova Scotia (The)	211,045	13,565,064
BCE, Inc.	85,201	3,991,866
Bonavista Energy Corp.	37,706	90,053
Canadian Imperial Bank of Commerce(a)	37,488	3,279,956
Canadian Natural Resources Ltd.	224,299	7,512,286
Canadian Tire Corp. Ltd. (Class A Stock)	38,759	4,825,344
CCL Industries, Inc. (Class B Stock)	96,307	4,660,402
CGI Group, Inc. (Class A Stock)*	88,327	4,580,050
Cogeco Communications, Inc.	24,174	1,782,802
Empire Co. Ltd. (Class A Stock)	24,723	437,495

	Shares	Value
COMMON STOCKS (Continued)
Canada (cont’d.)
Enbridge Income Fund Holdings, Inc.	2,274	$58,575
Enercare, Inc.	3,781	61,969
Fortis, Inc.	38,495	1,381,532
Genworth MI Canada, Inc.(a)	31,678	940,121
H&R Real Estate Investment Trust, UTS	9,903	170,956
Magna International, Inc.	217,380	11,601,149
Mercer International, Inc.	98,477	1,166,952
Metro, Inc.	121,642	4,183,256
National Bank of Canada	124,252	5,979,830
Norbord, Inc.	3,967	151,050
Open Text Corp.	4,325	139,551
PrairieSky Royalty Ltd.	4,355	111,445
Pure Industrial Real Estate Trust	22,293	113,631
Restaurant Brands International, Inc.	6,144	392,479
Royal Bank of Canada	163,846	12,676,973
Saputo, Inc.	3,226	111,666
Seven Generations Energy Ltd. (Class A Stock)*	6,754	106,852
Shaw Communications, Inc. (Class B Stock)	30,693	706,474
Suncor Energy, Inc.	88,102	3,087,718
Teck Resources Ltd. (Class B Stock)	50,329	1,059,622
TFI International, Inc.	53,647	1,382,719
TMX Group Ltd.	16,640	940,188
Transcontinental, Inc. (Class A Stock)	80,128	1,656,182
WSP Global, Inc.	9,801	407,750

		101,880,127

China — 1.1%
Agricultural Bank of China Ltd. (Class H Stock)	2,543,000	1,144,733
Alibaba Group Holding Ltd., ADR*(a)	45,747	7,900,964
BAIC Motor Corp. Ltd. (Class H Stock), 144A	190,000	180,568
Baidu, Inc., ADR*	1,755	434,696
Bank of China Ltd. (Class H Stock)	4,303,000	2,137,399
Bank of Communications Co. Ltd. (Class H Stock)	2,285,000	1,677,238
BYD Electronic International Co. Ltd.	232,500	688,961
China Biologic Products Holdings, Inc.*(a)	9,867	910,428
China Communications Services Corp. Ltd. (Class H Stock)	480,000	247,820
China Construction Bank Corp. (Class H Stock)	2,711,000	2,264,910
China Everbright Bank Co. Ltd. (Class H Stock)	1,258,000	582,609
China Merchants Bank Co. Ltd. (Class H Stock)	651,500	2,306,996
China Minsheng Banking Corp. Ltd. (Class H Stock)	1,146,000	1,055,507
China Mobile Ltd.	32,500	329,939
China Mobile Ltd., ADR	20,371	1,030,161
China Petroleum & Chemical Corp. (Class H Stock)	3,102,000	2,337,921
China Power International Development Ltd.	1,969,000	649,256
China Southern Airlines Co. Ltd. (Class H Stock)	244,000	168,173
Chinasoft International Ltd.*	540,000	300,709
Chongqing Rural Commercial Bank Co. Ltd. (Class H Stock)	1,850,000	1,177,716

A1183

AST RCM WORLD TRENDS PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
China (cont’d.)
CIFI Holdings Group Co. Ltd.	566,000	$316,267
Geely Automobile Holdings Ltd.	330,000	937,105
Guangzhou Automobile Group Co. Ltd. (Class H Stock)	866,000	2,013,522
Guangzhou R&F Properties Co. Ltd. (Class H Stock)	846,800	1,966,515
Hollysys Automation Technologies Ltd.(a)	15,242	329,380
Hua Hong Semiconductor Ltd., 144A	193,000	262,187
Huaneng Renewables Corp. Ltd. (Class H Stock)	476,000	157,781
Industrial & Commercial Bank of China Ltd. (Class H Stock)	5,783,000	4,322,849
NetEase, Inc., ADR(a)	9,768	2,576,896
Nexteer Automotive Group Ltd.*	1,413,000	2,435,937
Shenzhen Expressway Co. Ltd. (Class H Stock)	678,000	659,283
Shenzhen Investment Ltd.	602,000	273,453
Sichuan Expressway Co. Ltd. (Class H Stock)	338,000	136,250
Sinopec Shanghai Petrochemical Co. Ltd. (Class H Stock)	2,214,000	1,322,748
Sinopharm Group Co. Ltd. (Class H Stock)	263,200	1,165,843
Springland International Holdings Ltd.	1,022,000	182,166
Tencent Holdings Ltd.	262,000	11,454,822
Tianneng Power International Ltd.	740,000	766,740
Xinjiang Goldwind Science & Technology Co. Ltd. (Class H Stock)	340,600	427,079
Xtep International Holdings Ltd.	448,500	154,688
Yuzhou Properties Co. Ltd.	903,000	488,704
Zhejiang Expressway Co. Ltd. (Class H Stock)	514,000	640,291
Zhongsheng Group Holdings Ltd.	351,000	762,448

		61,279,658

Colombia — 0.0%
Almacenes Exito SA	31,398	164,869
Corp Financiera Colombiana SA	15,246	148,482
Grupo Aval Acciones y Valores SA, ADR	19,409	174,099

		487,450

Czech Republic — 0.0%
Moneta Money Bank A/S, 144A	135,575	477,378

Denmark — 0.9%
Ambu A/S (Class B Stock)	40,925	3,169,625
Coloplast A/S (Class B Stock)	67,026	5,449,619
Danske Bank A/S	238,593	9,561,278
DSV A/S	143,605	10,878,942
GN Store Nord A/S	41,600	1,428,109
Novo Nordisk A/S (Class B Stock)	242,638	11,665,727
OW Bunker A/S*^	53,469	—
SimCorp A/S	105,297	6,436,319
TDC A/S	519,617	3,047,327

		51,636,946

Egypt — 0.0%
Commercial International Bank Egypt SAE, GDR (original cost $250,537; purchased 11/22/16-11/23/16)(f)	59,377	274,583

	Shares	Value
COMMON STOCKS (Continued)
Faroe Islands — 0.0%
Bakkafrost P/F	38,634	$1,776,621

Finland — 0.1%
Amer Sports OYJ*	45,200	1,199,974
Huhtamaki OYJ	51,759	2,090,366
Nokian Renkaat OYJ	36,181	1,609,955
Outotec OYJ*	182,900	1,448,279

		6,348,574

France — 2.2%
Advanced Accelerator Applications SA, ADR*(a)	7,265	491,259
Atos SE	38,000	5,894,071
AXA SA	82,407	2,491,326
BNP Paribas SA	102,413	8,262,203
Bureau Veritas SA	160,276	4,136,279
Capgemini SE	69,947	8,199,464
Cie Generale des Etablissements Michelin	64,360	9,390,171
Credit Agricole SA	116,496	2,120,695
Dassault Systemes SE	37,064	3,749,847
Eiffage SA	37,707	3,905,048
Europcar Groupe SA, 144A	59,074	896,198
Ingenico Group SA	44,721	4,239,686
Interparfums SA	51,465	2,056,076
Ipsen SA	20,973	2,790,511
Korian SA	37,947	1,250,185
Legrand SA	59,653	4,305,136
L’Oreal SA.	20,274	4,298,948
LVMH Moet Hennessy Louis Vuitton SE	21,361	5,904,942
Nexity SA*	35,400	2,163,221
Orange SA	643,736	10,540,437
Orpea.	20,249	2,400,120
Sartorius Stedim Biotech	34,254	2,374,245
Societe BIC SA	35,803	4,291,699
SPIE SA	47,158	1,297,406
Teleperformance	18,301	2,730,284
Thales SA	15,801	1,789,459
TOTAL SA	206,104	11,066,578
Ubisoft Entertainment SA*	42,780	2,944,344
Valeo SA.	92,980	6,899,153
Virbac SA*	5,500	808,896

		123,687,887

Germany — 2.4%
Aareal Bank AG	36,700	1,555,763
alstria office REIT-AG	103,664	1,481,876
Aurubis AG	32,624	2,645,006
Bayerische Motoren Werke AG	26,504	2,689,988
Bechtle AG	34,600	2,593,384
Brenntag AG	13,156	733,388
CANCOM SE(a)	34,007	2,554,724
Daimler AG	142,307	11,359,595
Deutsche Lufthansa AG	186,957	5,199,037
Deutsche Pfandbriefbank AG, 144A	119,900	1,797,265
Deutsche Post AG	143,273	6,386,259
Deutsche Telekom AG	589,439	11,007,306
Fresenius SE & Co. KGaA	83,900	6,784,951
GRENKE AG	19,500	1,819,720
Hannover Rueck SE	22,262	2,684,955
Hella KGaA Hueck & Co	31,200	1,839,603

A1184

AST RCM WORLD TRENDS PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Germany (cont’d.)
Infineon Technologies AG	543,615	$13,705,765
Jenoptik AG	95,800	3,177,846
LEG Immobilien AG	33,836	3,426,219
Merck KGaA	71,184	7,927,948
MTU Aero Engines AG	11,200	1,788,547
OSRAM Licht AG	15,229	1,216,325
Rational AG	4,564	3,141,528
Salzgitter AG	33,800	1,535,328
SAP SE	159,901	17,532,288
Scout24 AG, 144A	45,335	1,854,998
Software AG	40,441	1,975,891
Stroeer SE & Co. KGaA(a)	33,455	2,192,168
Symrise AG	41,382	3,146,053
Talanx AG	27,340	1,106,151
TLG Immobilien AG	89,992	2,076,494
Volkswagen AG	10,185	1,722,777
Zalando SE, 144A*	55,656	2,793,508

		133,452,654

Ghana — 0.0%
Tullow Oil PLC*(a)	886,438	2,216,337

Hong Kong — 0.3%
China High Speed Transmission Equipment
Group Co. Ltd.	138,000	177,300
CK Hutchison Holdings Ltd.	214,036	2,741,435
CLP Holdings Ltd.	389,500	3,998,848
I-CABLE Communications Ltd.*	112,368	3,692
Man Wah Holdings Ltd.	1,042,800	935,748
Pou Sheng International Holdings Ltd.	1,989,000	364,770
Skyworth Digital Holdings Ltd.	1,802,000	923,537
Tongda Group Holdings Ltd.(a)	1,390,000	374,761
WH Group Ltd., 144A	1,804,000	1,921,265
Wheelock & Co. Ltd.	160,000	1,129,423
Xinyi Glass Holdings Ltd.*	942,000	933,640
Yue Yuen Industrial Holdings Ltd	325,000	1,240,044

		14,744,463

Hungary — 0.0%
Magyar Telekom Telecommunications PLC	220,756	401,941
MOL Hungarian Oil & Gas PLC	54,600	620,941
OTP Bank PLC	11,824	443,895

		1,466,777

India — 0.0%
Tata Motors Ltd., ADR*	19,436	607,764
Wipro Ltd., ADR(a)	74,008	420,365

		1,028,129

Indonesia — 0.0%
Adaro Energy Tbk PT	1,471,100	199,695
Gudang Garam Tbk PT	28,900	141,251
Telekomunikasi Indonesia Persero Tbk PT, ADR	27,062	928,227

		1,269,173

Ireland — 0.5%
AerCap Holdings NV*	109,611	5,602,218
Dalata Hotel Group PLC*	327,404	2,138,305
Glanbia PLC	70,495	1,329,930
Kerry Group PLC (Class A Stock)	47,240	4,533,283

	Shares	Value
COMMON STOCKS (Continued)
Ireland (cont’d.)
Kingspan Group PLC	182,705	$7,780,949
Origin Enterprises PLC	109,302	860,565
Prothena Corp. PLC*(a)	4,556	295,092
Ryanair Holdings PLC, ADR*	53,966	5,689,096

		28,229,438

Israel — 0.0%
Kornit Digital Ltd.*(a)	40,149	614,280

Italy — 0.4%
BPER Banca	168,000	1,006,638
Buzzi Unicem SpA	60,400	1,632,198
De’ Longhi SpA	142,130	4,578,492
DiaSorin SpA	10,100	900,752
FinecoBank Banca Fineco SpA	250,800	2,226,725
OVS SpA, 144A	156,000	1,191,728
Recordati SpA	83,259	3,842,110
Unipol Gruppo Finanziario SpA	456,396	2,093,954
Yoox Net-A-Porter Group SpA*(a)	57,699	2,264,607

		19,737,204

Japan — 2.8%
Aisin Seiki Co. Ltd.	136,800	7,212,467
Bandai Namco Holdings, Inc.	175,400	6,025,837
Coca-Cola Bottlers Japan, Inc.	92,700	3,002,521
COMSYS Holdings Corp.	127,900	3,055,087
ITOCHU Corp.	567,900	9,304,919
JXTG Holdings, Inc.	1,290,000	6,651,525
Maeda Corp.	288,000	3,523,004
Maeda Road Construction Co. Ltd.	54,000	1,162,939
Marubeni Corp.(a)	1,006,900	6,883,372
Matsumotokiyoshi Holdings Co. Ltd.	48,800	3,268,701
Mitsubishi Corp.	392,700	9,136,493
Mitsubishi Gas Chemical Co., Inc.	174,300	4,089,692
Mitsubishi UFJ Financial Group, Inc.	559,000	3,634,527
Mitsui & Co. Ltd.	617,500	9,133,390
Mitsui Engineering & Shipbuilding Co. Ltd.	137,900	1,800,443
Mizuho Financial Group, Inc.(a)	5,274,800	9,246,933
NHK Spring Co. Ltd.	254,100	2,740,329
Nippo Corp.	38,000	813,485
Nippon Light Metal Holdings Co. Ltd.	665,000	1,894,053
Nippon Telegraph & Telephone Corp.	203,700	9,333,681
Nishimatsu Construction Co. Ltd.	60,000	1,734,729
Nissan Motor Co. Ltd.	689,500	6,830,618
Nisshin Steel Co. Ltd.	161,800	2,070,912
Seiko Epson Corp.	122,000	2,954,342
Seino Holdings Co. Ltd.	143,500	2,016,528
Sekisui House Ltd.	309,900	5,223,591
Sojitz Corp.	1,812,200	5,014,427
Sumitomo Corp.	614,000	8,840,006
Sumitomo Mitsui Financial Group, Inc.	199,500	7,668,617
Tokai Rika Co. Ltd.	72,000	1,424,562
Toyoda Gosei Co. Ltd.	58,100	1,373,038
Yamada Denki Co. Ltd.	741,400	4,054,056
Yokohama Rubber Co. Ltd. (The)	141,000	2,907,859

		154,026,683

Luxembourg — 0.1%
APERAM SA	44,100	2,311,061

A1185

AST RCM WORLD TRENDS PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Malaysia — 0.1%
AirAsia Bhd	1,841,800	$1,506,257
Bermaz Auto Bhd	407,820	203,831
Hong Leong Financial Group Bhd	132,000	519,547
MISC Bhd	98,800	171,042
Sunway Bhd	473,689	206,567
Tenaga Nasional Bhd	370,000	1,255,533
Top Glove Corp. Bhd	520,900	684,942

		4,547,719

Mexico — 0.1%
Alpek SAB de CV	244,800	255,420
Grupo Aeroportuario del Pacifico SAB de CV (Class B Stock)	69,700	713,841
Grupo Lala SAB de CV	88,600	150,197
Industrias Bachoco SAB de CV, ADR	21,826	1,451,429
Industrias Bachoco SAB de CV (Class B Stock)	41,700	231,102
Vitro SAB de CV (Class A Stock)	149,700	617,543

		3,419,532

Monaco — 0.0%
Scorpio Tankers, Inc.(a)	243,086	833,785

Netherlands — 1.1%
Aalberts Industries NV	52,122	2,519,455
Amsterdam Commodities NV	33,537	981,366
ASM International NV	12,800	809,449
ASML Holding NV	49,433	8,446,947
ASR Nederland NV	68,252	2,729,349
BE Semiconductor Industries NV	52,268	3,638,074
Fugro NV, CVA*	63,800	902,643
IMCD Group NV	30,700	1,882,422
ING Groep NV	577,461	10,643,906
Koninklijke Ahold Delhaize NV	159,908	2,987,807
Koninklijke Volkerwessels NV*	30,427	936,832
NN Group NV	39,695	1,662,273
OCI NV*(a)	60,200	1,410,185
Royal Dutch Shell PLC (Class A Stock)	330,316	10,004,409
Royal Dutch Shell PLC (Class B Stock)	282,715	8,703,683
TomTom NV*	182,300	1,979,151

		60,237,951

New Zealand — 0.1%
Air New Zealand Ltd.	858,748	2,091,986
Z Energy Ltd.	158,838	844,737

		2,936,723

Norway — 0.3%
DNB ASA	313,296	6,325,469
Grieg Seafood ASA	71,000	699,178
Leroy Seafood Group ASA	160,000	1,024,769
Marine Harvest ASA*	241,188	4,770,221
Nordic American Offshore Ltd.	1,240	1,749
Petroleum Geo-Services ASA*(a)	406,300	965,668
Salmar ASA	41,404	1,170,910

		14,957,964

Panama — 0.0%
Copa Holdings SA (Class A Stock)	7,314	910,812

	Shares	Value
COMMON STOCKS (Continued)
Philippines — 0.0%
DMCI Holdings, Inc.	638,150	$195,941
San Miguel Corp.	36,270	70,166

		266,107

Puerto Rico — 0.0%
First BanCorp.*	136,075	696,704
Triple-S Management Corp. (Class B Stock)*	9,055	214,422

		911,126

Russia — 0.1%
LUKOIL PJSC, ADR	9,313	491,889
Magnitogorsk Iron & Steel Works PJSC,GDR (original cost $41,894; purchased 12/11/15-12/14/15)(f)	11,995	115,925
MegaFon PJSC, GDR (original cost $203,391; purchased 07/01/16)(f)	18,924	217,509
MMC Norilsk Nickel PJSC, ADR	10,925	187,910
Mobile TeleSystems PJSC, ADR(a)	175,257	1,829,683
RusHydro PJSC, ADR	159,989	229,575
Severstal PJSC,GDR (original cost $86,233; purchased 12/11/15)(f)	9,403	140,715
United Co. RUSAL PLC	455,000	344,281
X5 Retail Group NV,GDR (original cost $846,105; purchased 12/11/15-11/23/16)*(f)	31,372	1,412,817

		4,970,304

Singapore — 0.0%
Accordia Golf Trust, UTS	121,900	65,623
Croesus Retail Trust, UTS	113,500	97,440
Wing Tai Holdings Ltd.	174,300	277,849

		440,912

South Africa — 0.1%
AVI Ltd.	97,751	707,465
Clicks Group Ltd.	69,821	813,273
Fortress Income Fund Ltd. (Class A Stock)	141,460	179,961
Investec Ltd.	36,297	262,641
Liberty Holdings Ltd.	132,428	1,029,065
Naspers Ltd. (Class N Stock)	3,420	739,310
Novus Holdings Ltd.	1,183	567
Raubex Group Ltd.	96,887	141,919
Redefine Properties Ltd., REIT	178,601	140,964
Sappi Ltd.	166,261	1,132,359
SPAR Group Ltd. (The)	35,309	436,024
Super Group Ltd.*	95,631	304,272
Tiger Brands Ltd.	23,660	659,651
Tsogo Sun Holdings Ltd.	86,584	129,221

		6,676,692

South Korea — 0.4%
Daelim Industrial Co. Ltd.	11,480	804,903
Doosan Heavy Industries & Construction Co. Ltd.	6,724	100,715
GS Holdings Corp.	14,707	844,724
Hanil Cement Co. Ltd.	2,251	231,193

A1186

AST RCM WORLD TRENDS PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
South Korea (cont’d.)
Hanwha Chemical Corp.	57,907	$1,647,593
Hanwha General Insurance Co. Ltd.	20,743	145,690
KB Financial Group, Inc.	12,290	604,657
Korea Electric Power Corp.	34,853	1,184,142
Korea Electric Power Corp., ADR(a)	82,245	1,378,426
Korea Petrochemical Ind Co. Ltd.	3,103	673,970
LG Chem Ltd.	2,260	776,428
Lotte Chemical Corp.	878	290,705
LS Corp.	6,438	444,223
S&T Motiv Co. Ltd.	3,897	163,768
Samsung Electronics Co. Ltd.	4,903	11,032,847
Samsung Electronics Co. Ltd., GDR (original cost $604,653; purchased 04/30/13-10/29/15)(f)	957	1,083,324
S-Oil Corp.	3,607	402,837
Woori Bank	60,692	947,510

		22,757,655

Spain — 0.7%
Aena SME SA, 144A	35,356	6,389,759
Amadeus IT Group SA	114,781	7,465,171
Cia de Distribucion Integral Logista Holdings SA	48,554	1,167,976
CIE Automotive SA	56,688	1,514,421
Iberdrola SA	497,683	3,869,782
Indra Sistemas SA*	80,000	1,265,028
Industria de Diseno Textil SA	120,324	4,536,216
Mapfre SA	506,742	1,651,252
Melia Hotels International SA	156,914	2,269,595
Merlin Properties Socimi SA, REIT	96,400	1,336,432
Repsol SA	237,190	4,377,165
Unicaja Banco SA, 144A*	953,377	1,466,724

		37,309,521

Sweden — 1.8%
AAK AB	17,900	1,356,789
Assa Abloy AB (Class B Stock)	316,105	7,237,351
Atlas Copco AB (Class A Stock)	206,523	8,761,190
Bilia AB (Class A Stock)	67,956	751,375
BioGaia AB (Class B Stock)	45,196	1,682,817
Boliden AB	326,247	11,066,089
Castellum AB	143,045	2,246,261
Elekta AB (Class B Stock)	223,979	2,318,583
Essity AB (Class B Stock)*	339,129	9,246,027
Hexagon AB (Class B Stock)	139,336	6,912,190
Hexpol AB	264,116	2,782,010
Indutrade AB	68,600	1,812,013
JM AB	57,339	1,803,918
NetEnt AB*	216,273	1,679,478
Nordea Bank AB	307,570	4,175,946
Peab AB	35,646	393,743
Scandi Standard AB	154,300	1,134,437
Skandinaviska Enskilda Banken AB (Class A Stock)	443,789	5,854,995
Skanska AB (Class B Stock)	108,277	2,510,853
Svenska Cellulosa AB SCA (Class B Stock) .	339,129	2,874,644
Swedbank AB (Class A Stock)	298,238	8,258,665
Tobii AB*(a)	243,500	1,468,304
Trelleborg AB (Class B Stock)	248,483	6,228,210

	Shares	Value
COMMON STOCKS (Continued)
Sweden (cont’d.)
Vitrolife AB	37,199	$3,018,839
Wallenstam AB (Class B Stock)(a)	227,800	2,270,037

		97,844,764

Switzerland — 1.6%
Bucher Industries AG	5,060	1,799,936
Chocoladefabriken Lindt & Spruengli AG	434	2,475,669
Cie Financiere Richemont SA	99,013	9,063,255
Galenica AG, 144A*	17,399	825,970
Georg Fischer AG	2,992	3,692,429
Interroll Holding AG	2,105	3,036,074
Julius Baer Group Ltd.*	45,450	2,697,009
Lonza Group AG*	45,217	11,881,425
Nestle SA	28,188	2,366,136
Novartis AG	116,155	9,963,189
OC Oerlikon Corp. AG*	135,500	2,087,792
Partners Group Holding AG	8,821	5,988,559
Roche Holding AG	22,303	5,701,096
Sunrise Communications Group AG, 144A* .	17,000	1,401,582
Swiss Life Holding AG*	21,879	7,713,267
Swiss Re AG	124,828	11,314,958
u-blox Holding AG*	4,270	843,065
VAT Group AG, 144A*	19,840	2,746,375

		85,597,786

Taiwan — 0.4%
Accton Technology Corp.	169,000	544,704
AmTRAN Technology Co. Ltd.	249,000	134,856
Chicony Power Technology Co. Ltd.	160,800	301,271
China Motor Corp.	297,000	262,180
Elite Material Co. Ltd.	371,000	1,766,797
First Financial Holding Co. Ltd.	1,168,920	750,763
Formosa Chemicals & Fibre Corp.	332,000	1,010,965
Hon Hai Precision Industry Co. Ltd.	608,544	2,113,417
Hon Hai Precision Industry Co. Ltd., GDR (original cost $176,876; purchased
12/11/15-07/01/16)(f)	36,817	257,719
Inventec Corp.	198,000	146,598
King Yuan Electronics Co. Ltd.	415,000	407,957
Lite-On Technology Corp.	712,836	1,021,101
Mitac Holdings Corp.	610,896	741,170
Powertech Technology, Inc.	187,000	540,454
Sinbon Electronics Co. Ltd.	126,307	334,513
St. Shine Optical Co. Ltd.	14,000	297,087
Taiwan Cooperative Financial Holding Co. Ltd.	803,400	415,074
Taiwan Semiconductor Manufacturing Co. Ltd.	1,242,000	8,895,776
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	4,683	175,847
Tong Yang Industry Co. Ltd.	76,000	155,395
Tripod Technology Corp.	99,000	343,461
United Microelectronics Corp.	962,000	481,981
Win Semiconductors Corp.	224,801	1,445,034
Wistron Corp.	1,103,060	884,643

		23,428,763

Thailand — 0.1%
Airports of Thailand PCL	924,000	1,637,463

A1187

AST RCM WORLD TRENDS PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Thailand (cont’d.)
GFPT PCL	148,400	$88,723
PTT Global Chemical PCL	250,500	597,865
PTT PCL	106,500	1,304,107
Siam Cement PCL (The)	33,700	507,906
Thai Union Group PCL (Class F Stock)	71,300	42,791
Thanachart Capital PCL	313,100	458,116
Tisco Financial Group PCL	165,000	386,240

		5,023,211

Turkey — 0.1%
Akbank Turk A/S	359,757	949,420
Arcelik A/S	67,816	432,502
BIM Birlesik Magazalar A/S	30,851	643,254
Petkim Petrokimya Holding A/S	182,382	306,035
Tofas Turk Otomobil Fabrikasi A/S	84,383	731,133
Trakya Cam Sanayii A/S	255,853	260,577
Turkiye Vakiflar Bankasi TAO (Class D Stock)	779,930	1,373,038

		4,695,959

United Kingdom — 3.6%
3i Group PLC	426,312	5,219,381
accesso Technology Group PLC*	56,897	1,433,431
Anglo American PLC	336,942	6,057,667
Ashmore Group PLC	186,000	846,071
ASOS PLC*	35,600	2,843,575
Auto Trader Group PLC, 144A	718,750	3,781,335
Bellway PLC	66,885	2,958,674
Benchmark Holdings Plc*	1,434,431	730,236
Berkeley Group Holdings PLC	97,241	4,846,166
Bovis Homes Group PLC	88,250	1,293,466
BP PLC	2,403,815	15,398,814
British American Tobacco PLC	141,094	8,833,000
British American Tobacco PLC, ADR(a)	121,797	7,606,223
Bunzl PLC	65,458	1,988,565
Capita PLC	116,400	880,698
Cineworld Group PLC	16,016	145,484
Close Brothers Group PLC	10,088	199,487
Compass Group PLC	318,650	6,760,959
DCC PLC	62,665	6,084,861
Genus PLC	96,400	2,715,048
GlaxoSmithKline PLC	591,580	11,826,031
Halma PLC	95,107	1,427,054
Howden Joinery Group PLC	588,401	3,400,265
HSBC Holdings PLC, (QMTF)	659,666	6,521,339
IMI PLC	56,000	933,074
Indivior PLC*	378,234	1,722,818
Intermediate Capital Group PLC	143,245	1,798,610
Interserve PLC*	44,275	70,290
J Sainsbury PLC	217,059	692,050
JD Sports Fashion PLC	243,576	1,221,209
Legal & General Group PLC	1,219,860	4,251,789
Lloyds Banking Group PLC	3,973,106	3,610,582
Micro Focus International PLC, ADR*	52,495	1,674,576
Oxford Instruments PLC	107,594	1,398,062
Paragon Banking Group PLC	154,299	908,870
Persimmon PLC	230,420	7,974,221
Prudential PLC	486,025	11,630,804
Reckitt Benckiser Group PLC	124,421	11,368,089

	Shares	Value
COMMON STOCKS (Continued)
United Kingdom (cont’d.)
Rightmove PLC	43,020	$2,332,920
Rotork PLC	1,179,758	4,123,527
RPC Group PLC	134,675	1,788,440
RSA Insurance Group PLC	158,571	1,324,843
Senior PLC	831,100	3,073,838
Smiths Group PLC	142,915	3,022,586
Spectris PLC	50,514	1,632,001
Spirax-Sarco Engineering PLC	47,762	3,538,580
St. James’s Place PLC	317,256	4,876,153
SuperGroup PLC	40,471	920,914
Tate & Lyle PLC	415,586	3,608,609
TP ICAP PLC	167,800	1,178,751
Unilever NV, CVA	111,225	6,574,577
Vesuvius PLC	158,600	1,254,757
Whitbread PLC	47,124	2,378,651
WPP PLC	363,778	6,750,288

		201,432,309

United States — 37.8%
2U, Inc.*(a)	17,215	964,729
3M Co.	4,676	981,492
A10 Networks, Inc.*	83,380	630,353
AAR Corp.	27,960	1,056,329
AbbVie, Inc.	128,785	11,443,835
ABM Industries, Inc.	11,840	493,846
Accenture PLC (Class A Stock)	9,079	1,226,301
ACCO Brands Corp.*	80,000	952,000
Acorda Therapeutics, Inc.*(a)	38,555	911,826
Activision Blizzard, Inc.	34,927	2,253,141
Aduro Biotech, Inc.*(a)	26,990	287,444
Advanced Energy Industries, Inc.*	11,720	946,507
Aetna, Inc.	52,936	8,417,353
Agilent Technologies, Inc.	6,431	412,870
AGNC Investment Corp., REIT	136,534	2,960,057
Air Lease Corp.(a)	25,967	1,106,714
Air Transport Services Group, Inc.*	51,123	1,244,334
Aircastle Ltd.	66,662	1,485,896
Alarm.com Holdings, Inc.*	10,778	486,950
Alaska Air Group, Inc.	37,922	2,892,311
Albemarle Corp.(a)	63,760	8,691,126
Alexion Pharmaceuticals, Inc.*	63,230	8,870,537
Align Technology, Inc.*	12,721	2,369,541
Allegheny Technologies, Inc.*(a)	16,555	395,665
Allergan PLC	60,823	12,465,674
Allstate Corp. (The)	110,224	10,130,688
Ally Financial, Inc.	135,596	3,289,559
Alon USA Partners LP, MLP	62,235	718,814
Alphabet, Inc. (Class A Stock)*	26,424	25,729,577
Alphabet, Inc. (Class C Stock)*	16,625	15,945,204
Altria Group, Inc.	70,107	4,446,186
Amazon.com, Inc.*	29,723	28,574,206
Amdocs Ltd.(a)	44,899	2,887,904
Ameren Corp.	169,221	9,787,743
American Airlines Group, Inc.	3,302	156,812
American Electric Power Co., Inc.	32,034	2,250,068
American Outdoor Brands Corp.*(a)	17,058	260,135
American Railcar Industries, Inc.(a)	43,322	1,672,229
American Vanguard Corp.	22,587	517,242
Ameriprise Financial, Inc.	9,121	1,354,560

A1189

AST RCM WORLD TRENDS PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
United States (cont’d.)
AmerisourceBergen Corp.	70,622	$5,843,971
Amgen, Inc.	114,990	21,439,886
Amicus Therapeutics, Inc.*	15,675	236,379
AmTrust Financial Services, Inc.(a)	31,598	425,309
ANI Pharmaceuticals, Inc.*	11,986	629,145
Annaly Capital Management, Inc., REIT(a)	199,350	2,430,077
Anthem, Inc.	35,746	6,787,450
Apollo Commercial Real Estate Finance, Inc., REIT(a)	2,965	53,696
Appfolio, Inc. (Class A Stock)*	14,225	682,089
Apple, Inc.	506,597	78,076,730
Applied Materials, Inc.	566,215	29,494,139
Archer-Daniels-Midland Co.	240,385	10,218,766
Ares Commercial Real Estate Corp., REIT	13,335	177,489
ARMOUR Residential REIT, Inc.(a)	27,278	733,778
Arrow Electronics, Inc.*	86,569	6,961,013
Arrowhead Pharmaceuticals, Inc.*(a)	265,890	1,151,304
Aspen Technology, Inc.*	5,235	328,810
AT&T, Inc.	636,102	24,916,115
Atmos Energy Corp.	2,135	178,998
Automatic Data Processing, Inc.	19,685	2,151,964
Avangrid, Inc.(a)	8,038	381,162
Avery Dennison Corp.	11,376	1,118,716
Bancorp, Inc. (The)*	96,430	797,476
Bank of America Corp.	1,420,251	35,989,160
Bank of New York Mellon Corp. (The)	295,152	15,648,959
Baxter International, Inc.	164,812	10,341,953
Becton, Dickinson and Co.(a)	21,281	4,170,012
Benchmark Electronics, Inc.*	2,463	84,111
Berkshire Hathaway, Inc. (Class B Stock)*	28,699	5,261,101
Best Buy Co., Inc.(a)	199,405	11,358,109
Big 5 Sporting Goods Corp.(a)	75,000	573,750
Big Lots, Inc.(a)	70,993	3,803,095
Biogen, Inc.*	2,315	724,873
BioMarin Pharmaceutical, Inc.*	80,035	7,448,857
BioSpecifics Technologies Corp.*	9,290	432,171
BioTelemetry, Inc.*	17,853	589,149
BlackRock, Inc.	23,555	10,531,205
Blucora, Inc.*	13,317	336,920
Bluebird Bio, Inc.*(a)	2,421	332,524
Blueprint Medicines Corp.*	5,051	351,903
Boardwalk Pipeline Partners LP, MLP	42,965	631,586
Boeing Co. (The)	23,155	5,886,233
Boingo Wireless, Inc.*	44,133	943,122
Booz Allen Hamilton Holding Corp.	59,436	2,222,312
Boston Scientific Corp.*	120,649	3,519,331
Box, Inc. (Class A Stock)*(a)	44,199	853,925
Briggs & Stratton Corp.	21,706	510,091
Bright Horizons Family Solutions, Inc.*	11,783	1,015,812
Brighthouse Financial, Inc.*	6,165	374,849
Bristol-Myers Squibb Co.	86,124	5,489,544
Broadcom Ltd.	50,700	12,296,778
Broadridge Financial Solutions, Inc.	119,653	9,670,355
Brocade Communications Systems, Inc.	258,597	3,090,234
Brooks Automation, Inc.	74,119	2,250,253
Bunge Ltd.	10,254	712,243
CA, Inc.	3,453	115,261
Cabot Corp.	9,930	554,094
Cabot Microelectronics Corp.	20,082	1,605,154

	Shares	Value
COMMON STOCKS (Continued)
United States (cont’d.)
Callon Petroleum Co.*(a)	35,220	$395,873
Camping World Holdings, Inc. (Class A Stock)(a)	19,735	804,004
Cantel Medical Corp.(a)	9,451	890,001
Capella Education Co.	4,154	291,403
Capital One Financial Corp.	47,939	4,058,516
Capstead Mortgage Corp., REIT(a)	31,902	307,854
Carbonite, Inc.*(a)	31,365	690,030
Cardinal Health, Inc.	93,282	6,242,431
CareTrust REIT, Inc.	8,807	167,685
Carlyle Group LP (The), MLP	44,190	1,042,884
Casella Waste Systems, Inc. (Class A Stock)*	17,505	329,094
Catalent, Inc.*	43,073	1,719,474
Caterpillar, Inc.	85,280	10,635,269
CDW Corp.	140,481	9,271,746
Celanese Corp. (Class A Stock)	7,506	782,651
Centene Corp.*	34,482	3,336,823
CenterPoint Energy, Inc.	400,866	11,709,296
CenterState Bank Corp.	7,628	204,430
Central Garden & Pet Co.*(a)	23,155	899,340
Central Garden & Pet Co. (Class A Stock)*	20,285	754,399
CenturyLink, Inc.(a)	59,344	1,121,602
Charles River Laboratories International, Inc.*	11,250	1,215,225
Charter Financial Corp.	15,245	282,490
Chemours Co. (The)	119,439	6,044,808
Chevron Corp.	209,736	24,643,980
Children’s Place, Inc. (The)(a)	7,211	851,980
Chimera Investment Corp., REIT	60,733	1,149,068
Churchill Downs, Inc.	4,368	900,682
Ciena Corp.*(a)	39,819	874,823
Cigna Corp.	61,500	11,496,810
Cintas Corp.	9,835	1,418,994
Cirrus Logic, Inc.*	136,143	7,259,145
Cisco Systems, Inc.	636,097	21,391,942
Citigroup, Inc.	61,950	4,506,243
Citizens Financial Group, Inc.	94,992	3,597,347
Clovis Oncology, Inc.*(a)	5,193	427,903
Coca-Cola Co. (The)	21,557	970,281
Coherent, Inc.*	28,738	6,758,315
Columbus McKinnon Corp.	13,187	499,392
Comcast Corp. (Class A Stock)	840,533	32,343,710
Conduent, Inc.*	31,150	488,121
ConocoPhillips	94,930	4,751,247
Consolidated-Tomoka Land Co.	3,360	201,835
Continental Resources, Inc.*(a)	95,878	3,701,850
Convergys Corp.(a)	2,112	54,680
Copart, Inc.*	13,737	472,141
Corning, Inc.	128,883	3,856,179
Costco Wholesale Corp.	45,070	7,404,550
Credit Acceptance Corp.*(a)	2,016	564,823
CVS Health Corp.	49,961	4,062,829
CYS Investments, Inc., REIT	338,022	2,920,510
Dana, Inc.	83,946	2,347,130
Danaher Corp.	47,655	4,087,846
Darden Restaurants, Inc.(a)	17,536	1,381,486
Dave & Buster’s Entertainment, Inc.*(a)	20,211	1,060,673
Delta Air Lines, Inc.	189,421	9,133,881

A1190

AST RCM WORLD TRENDS PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
United States (cont’d.)
Deluxe Corp.(a)	54,938	$4,008,276
Denbury Resources, Inc.*(a)	644,621	863,792
DENTSPLY SIRONA, Inc.	26,443	1,581,556
DexCom, Inc.*(a)	120,585	5,899,621
Dick’s Sporting Goods, Inc.(a)	111,220	3,004,052
Digital Realty Trust, Inc.(a)	62,218	7,362,290
Dillard’s, Inc. (Class A Stock)(a)	47,038	2,637,421
Discovery Communications, Inc. (Class A Stock)*(a)	38,570	821,155
Domino’s Pizza, Inc.	6,058	1,202,816
Domtar Corp.(a)	33,033	1,433,302
Douglas Dynamics, Inc.(a)	14,838	584,617
DowDuPont, Inc.	339,110	23,476,585
Dr. Pepper Snapple Group, Inc.	16,979	1,502,132
DST Systems, Inc.	13,520	741,978
DTE Energy Co.	83,097	8,921,294
Duke Energy Corp.	116,026	9,736,902
Duke Realty Corp., REIT	24,646	710,298
DXC Technology Co.	106,945	9,184,437
E*TRADE Financial Corp.*	26,407	1,151,609
Eagle Materials, Inc.	37,710	4,023,657
Edison International	108,467	8,370,398
Eldorado Resorts, Inc.*(a)	39,456	1,012,046
Electronic Arts, Inc.*	6,722	793,599
Eli Lilly & Co.	155,433	13,295,739
EMC Insurance Group, Inc.	5,310	149,477
Emergent BioSolutions, Inc.*	26,150	1,057,768
Entegris, Inc.*	63,402	1,829,148
Enterprise Financial Services Corp.	6,665	282,263
EPAM Systems, Inc.*	5,462	480,274
Equity LifeStyle Properties, Inc., REIT	4,607	391,964
ESCO Technologies, Inc.	2,607	156,290
Essent Group Ltd.*	28,852	1,168,506
Estee Lauder Cos., Inc. (The) (Class A Stock)	74,270	8,009,277
Everest Re Group Ltd.(a)	46,483	10,616,252
Exact Sciences Corp.*(a)	12,659	596,492
Exactech, Inc.*	25,965	855,547
Exelixis, Inc.*	25,450	616,654
Exelon Corp.	107,753	4,059,056
Express Scripts Holding Co.*	57,057	3,612,849
Extended Stay America, Inc.	46,525	930,500
Exxon Mobil Corp.	247,725	20,308,496
Facebook, Inc. (Class A Stock)*	176,905	30,227,757
Fair Isaac Corp.	6,166	866,323
FibroGen, Inc.*	7,230	388,974
Fifth Third Bancorp	224,599	6,284,280
Finisar Corp.*	25,627	568,151
First Financial Bancorp	6,645	173,767
First Merchants Corp.	19,385	832,198
FirstEnergy Corp.	84,868	2,616,480
Fiserv, Inc.*	62,150	8,014,864
Five9, Inc.*	50,931	1,217,251
FleetCor Technologies, Inc.*	23,009	3,561,103
Flexion Therapeutics, Inc.*(a)	15,744	380,690
Foot Locker, Inc.	24,702	870,004
FormFactor, Inc.*	60,285	1,015,802
Fortive Corp.	123,830	8,765,926
Forward Air Corp.	13,493	772,204

	Shares	Value
COMMON STOCKS (Continued)
United States (cont’d.)
GameStop Corp. (Class A Stock)(a)	19,930	$411,754
Gannett Co., Inc.	21,242	191,178
Garmin Ltd.(a)	5,744	310,004
GATX Corp.(a)	16,690	1,027,436
General Electric Co.	436,427	10,552,805
General Motors Co.	58,417	2,358,878
Getty Realty Corp., REIT	50,615	1,448,095
Gilead Sciences, Inc.	124,554	10,091,365
Gladstone Commercial Corp.	43,330	964,959
Global Payments, Inc.	4,404	418,512
Goldman Sachs Group, Inc. (The)	22,522	5,341,993
Granite Construction, Inc.(a)	20,312	1,177,080
Green Dot Corp. (Class A Stock)*	25,780	1,278,172
Greenbrier Cos., Inc. (The)(a)	21,306	1,025,884
Greif, Inc. (Class A Stock)	17,960	1,051,378
Griffon Corp.	2,493	55,345
GTT Communications, Inc.*(a)	34,849	1,102,971
Hain Celestial Group, Inc. (The)*	153,855	6,331,133
Halozyme Therapeutics, Inc.*(a)	22,456	390,061
Halyard Health, Inc.*(a)	19,725	888,217
Hanover Insurance Group, Inc. (The)	39,277	3,807,120
Hartford Financial Services Group, Inc. (The)	2,112	117,068
Hawaiian Holdings, Inc.*	87,027	3,267,864
Helen of Troy Ltd.*	3,055	296,030
Herman Miller, Inc.	28,060	1,007,354
Heska Corp.*	10,219	900,192
Hewlett Packard Enterprise Co.	382,262	5,623,074
Hill-Rom Holdings, Inc.	16,097	1,191,178
Home BancShares, Inc.	7,536	190,064
Home Depot, Inc. (The)	37,626	6,154,109
Hortonworks, Inc.*	53,473	906,367
Hospitality Properties Trust	17,201	490,056
HP, Inc.	419,163	8,366,493
Humana, Inc.	8,947	2,179,758
Huntington Ingalls Industries, Inc.	28,432	6,438,142
Hyatt Hotels Corp. (Class A Stock)*	14,665	906,150
ICF International, Inc.*	29,555	1,594,492
Ichor Holdings Ltd.*	31,909	855,161
Iconix Brand Group, Inc.*(a)	81,725	465,015
IDEXX Laboratories, Inc.*	5,769	897,022
Illinois Tool Works, Inc.	10,447	1,545,738
Imperva, Inc.*	21,090	915,306
Impinj, Inc.*(a)	14,303	595,148
Independence Realty Trust, Inc., REIT(a)	115,000	1,169,550
InfraREIT, Inc.	40,585	907,886
Ingredion, Inc.	65,979	7,959,707
Innoviva, Inc.*(a)	49,350	696,822
Inogen, Inc.*	6,620	629,562
Inovalon Holdings, Inc. (Class A Stock)*	44,605	760,515
Insight Enterprises, Inc.*	4,285	196,767
Installed Building Products, Inc.*	11,879	769,759
Instructure, Inc.*	22,198	735,864
Insulet Corp.*	15,088	831,047
Integrated Device Technology, Inc.*	24,993	664,314
Intel Corp.	529,897	20,178,478
Intercontinental Exchange, Inc.	175,015	12,023,531
International Business Machines Corp.	6,496	942,440
International Game Technology PLC	165,732	4,068,721

A1191

AST RCM WORLD TRENDS PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
United States (cont’d.)
Interpublic Group of Cos., Inc. (The)(a)	39,362	$818,336
Intuit, Inc.	14,785	2,101,540
Intuitive Surgical, Inc.*	8,516	8,906,714
Ironwood Pharmaceuticals, Inc.*(a)	9,628	151,834
Itron, Inc.*	25,176	1,949,881
Jabil, Inc.	48,191	1,375,853
Jack Henry & Associates, Inc.	4,509	463,480
Jack in the Box, Inc.	7,682	782,949
John Bean Technologies Corp.	8,888	898,577
Johnson & Johnson	376,483	48,946,555
JPMorgan Chase & Co.	540,310	51,605,008
Juniper Networks, Inc.	23,467	653,087
Kadant, Inc.	5,030	495,707
Kansas City Southern	85,585	9,301,378
KAR Auction Services, Inc.	72,280	3,450,647
Kelly Services, Inc. (Class A Stock)	5,205	130,593
Kennametal, Inc.	19,867	801,435
KLA-Tencor Corp.	32,376	3,431,856
KMG Chemicals, Inc.	2,068	113,492
Korn/Ferry International	26,710	1,053,175
Kroger Co. (The)	121,121	2,429,687
Laboratory Corp. of America Holdings*	12,946	1,954,458
Lam Research Corp.(a)	70,920	13,123,037
Las Vegas Sands Corp.	14,436	926,214
LaSalle Hotel Properties(a)	28,075	814,737
Lear Corp.	30,877	5,344,191
LeMaitre Vascular, Inc.	18,956	709,334
LendingClub Corp.*	68,995	420,180
LHC Group, Inc.*	3,900	276,588
Lincoln Electric Holdings, Inc.	6,116	560,715
Lincoln National Corp.	149,769	11,005,026
LivaNova PLC*	6,120	428,767
LivePerson, Inc.*	43,804	593,544
Louisiana-Pacific Corp.*	39,683	1,074,616
Lowe’s Cos., Inc.	17,111	1,367,853
Lumentum Holdings, Inc.*(a)	14,961	813,130
LyondellBasell Industries NV (Class A Stock)	125,626	12,443,255
Macy’s, Inc.(a)	108,924	2,376,722
Magellan Health, Inc.*	2,349	202,719
Mallinckrodt PLC*	13,643	509,839
ManTech International Corp. (Class A Stock)	22,800	1,006,620
Marathon Petroleum Corp.	39,608	2,221,217
MarineMax, Inc.*	49,405	817,653
Marriott Vacations Worldwide Corp.(a)	46,051	5,734,731
Masimo Corp.*	13,780	1,192,797
MasTec, Inc.*	29,155	1,352,792
Maxim Integrated Products, Inc.	9,378	447,424
MCBC Holdings, Inc.*	42,715	870,532
McDonald’s Corp.	38,130	5,974,208
McKesson Corp.	44,660	6,860,223
MEDNAX, Inc.*	2,521	108,706
Medtronic PLC	155,413	12,086,469
Merck & Co., Inc.	379,710	24,312,831
Merit Medical Systems, Inc.*	7,076	299,669
Meta Financial Group, Inc.	1,382	108,349
MetLife, Inc.	67,818	3,523,145
MGM Resorts International	240,570	7,840,176
MGP Ingredients, Inc.(a)	5,697	345,409

	Shares	Value
COMMON STOCKS (Continued)
United States (cont’d.)
Micron Technology, Inc.*	342,402	$13,466,671
Microsoft Corp.	672,115	50,065,846
MINDBODY, Inc. (Class A Stock)*(a)	26,144	675,822
MKS Instruments, Inc.	32,456	3,065,469
Model N, Inc.*	44,820	670,059
Modine Manufacturing Co.*	50,555	973,184
Mohawk Industries, Inc.*	28,485	7,050,322
Molson Coors Brewing Co. (Class B Stock)	85,395	6,971,648
Mondelez International, Inc. (Class A Stock)	186,465	7,581,667
Monmouth Real Estate Investment Corp., REIT	10,037	162,499
Morgan Stanley	105,425	5,078,322
Motorola Solutions, Inc.(a)	87,510	7,426,974
MSA Safety, Inc.	12,300	977,973
Nanometrics, Inc.*	4,739	136,483
National Beverage Corp.(a)	4,082	506,372
Navigant Consulting, Inc.*	5,816	98,407
Nektar Therapeutics*	19,087	458,088
NeoGenomics, Inc.*(a)	51,697	575,388
NetApp, Inc.	57,752	2,527,228
Netflix, Inc.*	2,910	527,729
Nevro Corp.*(a)	7,430	675,238
New Residential Investment Corp., REIT	222,521	3,722,776
New Senior Investment Group, Inc., REIT(a)	113,854	1,041,764
New York Mortgage Trust, Inc., REIT(a)	29,048	178,645
Newmont Mining Corp.	60,666	2,275,582
NextEra Energy, Inc.	19,449	2,850,251
NIKE, Inc. (Class B Stock)	7,000	362,950
NiSource, Inc.	65,578	1,678,141
NN, Inc.	18,948	549,492
Nordic American Tankers Ltd.(a)	30,266	161,620
Nordstrom, Inc.	103,895	4,898,649
Norfolk Southern Corp.	54,803	7,247,149
Northrop Grumman Corp.	65,119	18,736,039
Novanta, Inc.*	30,735	1,340,046
Nucor Corp.	21,932	1,229,069
Nutrisystem, Inc.	10,332	577,559
NVIDIA Corp.	27,402	4,898,656
Old Line Bancshares, Inc.	16,975	475,300
Ollie’s Bargain Outlet Holdings, Inc.*(a)	2,276	105,606
Omnicell, Inc.*	50,747	2,590,634
ONEOK, Inc.	10,450	579,035
Oracle Corp.	267,993	12,957,462
ORBCOMM, Inc.*	71,601	749,662
Oritani Financial Corp.(a)	7,115	119,532
Otter Tail Corp.	9,450	409,658
Owens & Minor, Inc.(a)	34,650	1,011,780
Owens Corning	58,565	4,530,003
Owens-Illinois, Inc.*	53,045	1,334,612
Pacific Premier Bancorp, Inc.*	22,295	841,636
Packaging Corp. of America	13,395	1,536,139
Park-Ohio Holdings Corp.	14,065	641,364
Parsley Energy, Inc. (Class A Stock)*	40,565	1,068,482
Patrick Industries, Inc.*	11,610	976,401
PDL BioPharma, Inc.*	47,330	160,449
Peapack Gladstone Financial Corp.	28,215	951,974
Penumbra, Inc.*(a)	8,611	777,573
Peoples Bancorp, Inc.	13,065	438,853
PepsiCo, Inc.	22,214	2,475,306

A1192

AST RCM WORLD TRENDS PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
United States (cont’d.)
Perry Ellis International, Inc.*	44,385	$1,050,149
Pfizer, Inc.	489,922	17,490,215
PG&E Corp.	96,192	6,549,713
Phibro Animal Health Corp. (Class A Stock)	28,445	1,053,887
Philip Morris International, Inc.	8,850	982,439
Photronics, Inc.*	20,495	181,381
Pinnacle Foods, Inc.	140,365	8,024,667
Pinnacle West Capital Corp.	72,208	6,105,908
Pioneer Natural Resources Co.	8,032	1,185,041
Planet Fitness, Inc. (Class A Stock)(a)	24,664	665,435
Plantronics, Inc.	6,500	287,430
Plexus Corp.*	14,389	806,935
PNC Financial Services Group, Inc. (The)	107,408	14,475,376
Portland General Electric Co.	69,507	3,172,299
Portola Pharmaceuticals, Inc.*	5,994	323,856
PRA Health Sciences, Inc.*	25,456	1,938,984
Preferred Apartment Communities, Inc. (Class A Stock)	10,610	200,317
Principal Financial Group, Inc.	147,477	9,488,670
Procter & Gamble Co. (The)	74,437	6,772,278
Progress Software Corp.	29,525	1,126,969
Progressive Corp. (The)	23,761	1,150,508
Prologis, Inc.	151,060	9,586,268
Public Service Enterprise Group, Inc.	154,400	7,141,000
Puma Biotechnology, Inc.*	2,338	279,976
QEP Resources, Inc.*	79,521	681,495
QTS Realty Trust, Inc. (Class A Stock), REIT(a)	17,974	941,119
QUALCOMM, Inc.	216,872	11,242,644
Quest Diagnostics, Inc.(a)	64,700	6,058,508
RealPage, Inc.*	34,936	1,393,946
Regeneron Pharmaceuticals, Inc.*	18,145	8,112,992
Regions Financial Corp.	262,060	3,991,174
Regis Corp.*	6,521	93,055
Reinsurance Group of America, Inc.	7,917	1,104,659
Reliance Steel & Aluminum Co.	13,752	1,047,490
Repligen Corp.*	34,511	1,322,462
Republic Services, Inc.	17,434	1,151,690
ResMed, Inc.(a)	17,090	1,315,246
RLJ Lodging Trust	50,106	1,102,332
Rockwell Collins, Inc.	56,200	7,345,902
Rogers Corp.*	8,279	1,103,425
Royal Caribbean Cruises Ltd.	80,564	9,550,057
RTI Surgical, Inc.*	119,695	544,612
Rudolph Technologies, Inc.*	4,789	125,951
Rush Enterprises, Inc. (Class B Stock)*	6,255	272,843
S&P Global, Inc.	15,571	2,433,903
Sage Therapeutics, Inc.*(a)	5,350	333,305
Saia, Inc.*	12,387	776,046
salesforce.com, Inc.*	91,030	8,504,023
Sanderson Farms, Inc.(a)	2,325	375,534
Sanmina Corp.*	56,266	2,090,282
Sarepta Therapeutics, Inc.*(a)	8,097	367,280
SCANA Corp.	5,523	267,810
Schlumberger Ltd.	62,734	4,376,324
Schweitzer-Mauduit International, Inc.	7,435	308,255
Seacoast Banking Corp. of Florida*	44,090	1,053,310
Shire PLC	107,461	5,473,388
Six Flags Entertainment Corp.(a)	83,330	5,078,130

	Shares	Value
COMMON STOCKS (Continued)
United States (cont’d.)
SkyWest, Inc.(a)	124,012	$5,444,127
Skyworks Solutions, Inc.(a)	62,815	6,400,849
SLM Corp.*	585,700	6,717,979
Southwest Gas Holdings, Inc.	6,062	470,532
SpartanNash Co.	69,003	1,819,609
Spectrum Brands Holdings, Inc.	835	88,443
Spirit Realty Capital, Inc., REIT	437,243	3,747,173
STAG Industrial, Inc.	32,087	881,430
Stanley Black & Decker, Inc.	107,670	16,254,940
Star Gas Partners LP, MLP	24,085	273,365
Starbucks Corp.	36,408	1,955,474
Steelcase, Inc. (Class A Stock)	76,294	1,174,928
Sterling Construction Co., Inc.*	32,670	497,564
Stryker Corp.	73,063	10,376,407
Summit Hotel Properties, Inc.	30,794	492,396
SunTrust Banks, Inc.	160,802	9,611,136
Superior Industries International, Inc.	7,162	119,247
Supernus Pharmaceuticals, Inc.*(a)	20,124	804,960
Sykes Enterprises, Inc.*	3,458	100,835
Symantec Corp.	438,503	14,387,283
Synopsys, Inc.*	853	68,692
Sysco Corp.	181,773	9,806,653
Tactile Systems Technology, Inc.*	28,593	884,953
Target Corp.	11,147	657,784
Taylor Morrison Home Corp. (Class A Stock)*	41,665	918,713
TE Connectivity Ltd.	33,026	2,743,140
Tech Data Corp.*	14,058	1,249,053
Teladoc, Inc.*(a)	30,122	998,544
Teleflex, Inc.	7,429	1,797,595
Tetra Tech, Inc.	20,215	941,008
Texas Capital Bancshares, Inc.*	8,438	723,980
Texas Instruments, Inc.	61,516	5,514,294
Texas Roadhouse, Inc.	19,495	957,984
Textainer Group Holdings Ltd.*(a)	12,015	206,057
Thermo Fisher Scientific, Inc.	62,721	11,866,813
Thor Industries, Inc.	29,971	3,773,649
Time Warner, Inc.	37,111	3,802,022
TJX Cos., Inc. (The)	31,492	2,321,905
T-Mobile US, Inc.*	22,048	1,359,480
Trade Desk, Inc. (The) (Class A Stock)*(a)	11,489	706,688
Trex Co., Inc.*	8,013	721,731
Trinity Industries, Inc.	20,397	650,664
Trinseo SA	15,789	1,059,442
TrueCar, Inc.*(a)	38,729	611,531
Two Harbors Investment Corp.	53,341	537,677
Tyson Foods, Inc. (Class A Stock)	163,229	11,499,483
Ulta Beauty, Inc.*	6,883	1,555,971
Ultragenyx Pharmaceutical, Inc.*(a)	2,472	131,659
UMH Properties, Inc., REIT	21,215	329,893
Union Pacific Corp.	70,558	8,182,611
United Fire Group, Inc.	2,351	107,723
United Parcel Service, Inc. (Class B Stock)	11,592	1,392,083
United Therapeutics Corp.*(a)	11,423	1,338,661
UnitedHealth Group, Inc.	171,885	33,663,677
Universal Forest Products, Inc.	16,808	1,649,873
Universal Health Services, Inc. (Class B Stock)	6,860	761,048
Universal Insurance Holdings, Inc.(a)	63,211	1,453,853

A1193

AST RCM WORLD TRENDS PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
United States (cont’d.)
Unum Group	98,262	$5,024,136
US Silica Holdings, Inc.(a)	99,630	3,095,504
Vail Resorts, Inc.	13,847	3,158,778
Valero Energy Corp.	74,764	5,751,595
Varonis Systems, Inc.*	13,096	548,722
Veeva Systems, Inc. (Class A Stock)*	2,977	167,933
Verizon Communications, Inc.	245,262	12,138,016
Visa, Inc. (Class A Stock)(a)	108,620	11,431,169
Vocera Communications, Inc.*	32,313	1,013,659
Vulcan Materials Co.	60,612	7,249,195
WageWorks, Inc.*	16,879	1,024,555
Wal-Mart Stores, Inc.	104,931	8,199,308
Walt Disney Co. (The)	27,618	2,722,306
Waste Management, Inc.	26,782	2,096,227
Weatherford International PLC*(a)	511,840	2,344,227
WellCare Health Plans, Inc.*	5,806	997,122
Wells Fargo & Co.	160,339	8,842,696
West Corp.	51,345	1,205,067
West Pharmaceutical Services, Inc.	5,010	482,263
Western Digital Corp.	48,808	4,217,011
Western New England Bancorp, Inc.	29,440	320,896
Westlake Chemical Partners LP, MLP	16,645	377,842
Whirlpool Corp.	26,221	4,836,201
William Lyon Homes (Class A Stock)*	33,057	759,980
Winnebago Industries, Inc.(a)	14,855	664,761
Wintrust Financial Corp.	47,308	3,704,689
Worthington Industries, Inc.	60,322	2,774,812
Wright Medical Group NV*(a)	31,648	818,734
Xylem, Inc.	18,173	1,138,175
Yelp, Inc.*	14,081	609,707
Yum! Brands, Inc.	13,213	972,609
Zynga, Inc. (Class A Stock)*	182,341	689,249

		2,101,018,415

TOTAL COMMON STOCKS (cost $2,822,235,911)		3,436,864,351

PREFERRED STOCKS — 0.4%
Brazil — 0.1%
Banco Bradesco SA (PRFC)	147,972	1,643,640
Banco do Estado do Rio Grande do Sul SA (PRFC B)	85,000	469,397
Braskem SA (PRFC A)	16,300	218,009
Cia de Gas de Sao Paulo - COMGAS (PRFC A)	14,400	248,885
Cia de Transmissao de Energia Eletrica Paulista (PRFC)	40,400	866,256
Metalurgica Gerdau SA (PRFC)*	85,000	140,900
Petroleo Brasileiro SA (PRFC)*	280,500	1,358,594
Telefonica Brasil SA (PRFC)	128,800	2,048,014

		6,993,695

Colombia — 0.0%
Banco Davivienda SA (PRFC)	79,793	900,472

Germany — 0.2%
Fuchs Petrolub SE (PRFC)	47,272	2,799,443
Jungheinrich AG (PRFC)	61,200	2,817,434
Volkswagen AG (PRFC)	42,139	6,879,362

		12,496,239

		Shares	Value
PREFERRED STOCKS (Continued)
South Korea — 0.1%
Samsung Electronics Co. Ltd. (PRFC)		1,108	$2,004,195

TOTAL PREFERRED STOCKS (cost $19,999,019)			22,394,601

		Units
RIGHTS* — 0.0%
South Korea — 0.0%
Hanwha General Insurance Co. Ltd.,expiring 11/02/17		4,755	3,464

United States — 0.0%
Casa Ley, CVR, expiring 01/30/18^		82,430	42,311
Property Development Centers, CVR expiring 01/30/19^		82,430	1,401

			43,712

TOTAL RIGHTS (cost $86,278)			47,176

		Principal
Interest	Maturity	Amount
Rate	Date	(000)#
CORPORATE BONDS — 9.4%
Australia — 0.1%
Westpac Banking Corp.,
Sr. Unsec’d. Notes
1.950%	11/23/18	4,000	4,005,711

Austria — 0.1%
Oesterreichische Kontrollbank AG,
Gov’t. Gtd. Notes
1.750%	01/24/20	3,000	3,000,831
Belgium — 0.0%
Anheuser-Busch InBev Finance, Inc.,
Gtd. Notes
4.900%	02/01/46	1,000	1,129,568

Brazil — 0.1%
Petrobras Global Finance BV,
Gtd. Notes
6.125%	01/17/22	3,000	3,225,000

Canada — 0.4%
Bank of Montreal,
Sr. Unsec’d. Notes, MTN
2.100%	06/15/20	3,800	3,804,358
Bank of Nova Scotia (The),
Sr. Unsec’d. Notes
2.150%	07/14/20	3,800	3,810,319
Barrick North America Finance LLC,
Gtd. Notes
4.400%	05/30/21	313	336,593
Royal Bank of Canada,
Sr. Unsec’d. Notes, MTN
2.000%	12/10/18	4,000	4,011,396
Suncor Energy, Inc.,
Sr. Unsec’d. Notes
6.500%	06/15/38	2,000	2,599,863
Thomson Reuters Corp.,
Sr. Unsec’d. Notes
4.300%	11/23/23	2,500	2,662,396

A1193

AST RCM WORLD TRENDS PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Canada (cont’d.)
Toronto-Dominion Bank (The),
Sr. Unsec’d. Notes, MTN
1.800%	07/13/21	2,700	$2,659,235
TransCanada PipeLines Ltd.,
Sr. Unsec’d. Notes
3.800%	10/01/20	2,000	2,090,864
7.625%	01/15/39	1,000	1,467,476

			23,442,500

China — 0.1%
CNOOC Curtis Funding No. 1 Pty Ltd.,
Gtd. Notes, 144A
4.500%	10/03/23	1,200	1,295,291
Sinopec Group Overseas Development 2016 Ltd.,
Gtd. Notes, 144A
3.500%	05/03/26	5,000	5,057,530

			6,352,821

France — 0.1%
Credit Agricole SA,
Sr. Unsec’d. Notes, MTN, 144A
2.500%	04/15/19	4,000	4,037,449
Electricite de France SA,
Jr. Sub. Notes, 144A
5.625%	12/29/49	1,500	1,567,500

			5,604,949

Germany — 0.4%
Bayer US Finance LLC,
Gtd. Notes, 144A
3.000%	10/08/21	2,500	2,547,477
Daimler Finance North America LLC,
Gtd. Notes, 144A
2.000%	07/06/21	2,000	1,969,555
2.250%	09/03/19	4,000	4,016,693
FMS Wertmanagement AoeR,
Gov’t. Gtd. Notes
1.375%	06/08/21	2,000	1,960,430
Kreditanstalt fuer Wiederaufbau,
Gov’t. Gtd. Notes
1.250%	09/30/19	5,000	4,959,436
2.125%	03/07/22	4,000	4,015,032
Landwirtschaftliche Rentenbank,
Gov’t. Gtd. Notes, GMTN
1.750%	07/27/26	4,000	3,765,135

			23,233,758

Indonesia — 0.1%
Pertamina Persero PT,
Sr. Unsec’d. Notes, 144A
5.250%	05/23/21	3,200	3,460,582

Israel — 0.0%
Teva Pharmaceutical Finance Netherlands III BV,
Gtd. Notes
2.200%	07/21/21	2,000	1,925,607

Kazakhstan — 0.1%
KazMunayGas National Co. JSC,
Sr. Unsec’d. Notes, 144A
3.875%	04/19/22	4,200	4,236,582

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Luxembourg — 0.0%
SES GLOBAL Americas Holdings GP,
Gtd. Notes, 144A
2.500%	03/25/19		1,600	$1,595,928

Mexico — 0.2%
America Movil SAB de CV,
Sr. Unsec’d. Notes
3.125%	07/16/22		3,000	3,074,657
Petroleos Mexicanos,
Gtd. Notes
3.500%	07/23/20		1,350	1,378,350
4.500%	01/23/26	(a)	4,000	3,993,200

				8,446,207

Netherlands — 0.2%
Cooperatieve Rabobank UA,
Bank Gtd. Notes
4.375%	08/04/25		2,000	2,100,196
Gtd. Notes
3.950%	11/09/22		3,000	3,148,456
4.625%	12/01/23		3,000	3,223,756
Koninklijke Ahold Delhaize NV,
Gtd. Notes
5.700%	10/01/40		1,000	1,149,434
Shell International Finance BV,
Gtd. Notes
6.375%	12/15/38		2,000	2,690,164

				12,312,006

Russia — 0.1%
Gazprom OAO Via Gaz Capital SA,
Sr. Unsec’d. Notes, 144A
6.510%	03/07/22		4,500	4,995,000
9.250%	04/23/19		1,200	1,311,000

				6,306,000

Spain — 0.2%
Banco Bilbao Vizcaya Argentaria SA,
Sr. Unsec’d. Notes
3.000%	10/20/20		3,550	3,620,134
Telefonica Emisiones SAU,
Gtd. Notes
4.103%	03/08/27		3,700	3,828,065
7.045%	06/20/36		1,000	1,324,604

				8,772,803

Supranational Bank — 0.6%
Asian Development Bank,
Sr. Unsec’d. Notes, GMTN
2.125%	03/19/25		3,000	2,951,700
Corp. Andina de Fomento,
Sr. Unsec’d. Notes
2.200%	07/18/20		3,800	3,807,182
Council of Europe Development Bank,
Sr. Unsec’d. Notes
1.000%	02/04/19		5,200	5,158,068
1.875%	01/27/20		5,000	5,018,911
European Investment Bank,
Sr. Unsec’d. Notes
3.250%	01/29/24		4,000	4,225,088

A1194

AST RCM WORLD TRENDS PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Supranational Bank (cont’d.)
Sr. Unsec’d. Notes, MTN
1.375%	09/15/21	5,000	$4,885,524
International Bank for Reconstruction & Development,
Sr. Unsec’d. Notes
2.000%	01/26/22	3,300	3,297,175
Nordic Investment Bank,
Sr. Unsec’d. Notes
2.125%	02/01/22	4,000	4,018,664

			33,362,312

Sweden — 0.1%
Nordea Bank AB,
Sr. Unsec’d. Notes, MTN, 144A
1.875%	09/17/18	4,000	4,007,641
2.250%	05/27/21	4,000	3,977,536

			7,985,177

Switzerland — 0.2%
Credit Suisse AG,
Sr. Unsec’d. Notes, MTN
5.300%	08/13/19	3,000	3,177,915
Glencore Finance Canada Ltd.,
Gtd. Notes, 144A
4.250%	10/25/22	1,000	1,052,373
Novartis Capital Corp.,
Gtd. Notes
1.800%	02/14/20	3,700	3,701,233
Tyco Electronics Group SA,
Gtd. Notes
3.125%	08/15/27	2,550	2,542,965
3.450%	08/01/24	1,500	1,550,677

			12,025,163

Turkey — 0.1%
Turkiye Garanti Bankasi A/S,
Sr. Unsec’d. Notes, MTN, 144A
4.750%	10/17/19	4,000	4,090,000

United Kingdom — 0.3%
AstraZeneca PLC,
Sr. Unsec’d. Notes
6.450%	09/15/37	500	669,809
BP Capital Markets PLC,
Gtd. Notes
1.768%	09/19/19	3,850	3,851,578
2.315%	02/13/20	2,700	2,723,664
GlaxoSmithKline Capital, Inc.,
Gtd. Notes
6.375%	05/15/38	2,000	2,743,193
HSBC Bank PLC,
Sr. Unsec’d. Notes, 144A
4.750%	01/19/21	2,800	3,012,469
Rio Tinto Finance USA Ltd.,
Gtd. Notes
5.200%	11/02/40	2,000	2,371,627
Standard Chartered PLC,
Sub. Notes, 144A
5.200%	01/26/24	3,000	3,228,871

			18,601,211

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States — 5.9%
21st Century Fox America, Inc.,
Gtd. Notes
6.200%	12/15/34		2,000	$2,486,041
Alphabet, Inc.,
Sr. Unsec’d. Notes
3.375%	02/25/24		2,000	2,096,132
Altria Group, Inc.,
Gtd. Notes
4.500%	05/02/43		1,000	1,071,213
4.750%	05/05/21		2,000	2,167,732
American Honda Finance Corp.,
Sr. Unsec’d. Notes, MTN
1.950%	07/20/20		2,150	2,146,346
2.000%	02/14/20		2,700	2,705,963
American International Group, Inc.,
Sr. Unsec’d. Notes
3.300%	03/01/21		1,000	1,030,376
3.750%	07/10/25		2,000	2,065,414
3.900%	04/01/26		2,000	2,082,343
4.500%	07/16/44		1,000	1,043,637
Amgen, Inc.,
Sr. Unsec’d. Notes
2.250%	08/19/23		2,700	2,623,863
Apple, Inc.,
Sr. Unsec’d. Notes
3.350%	02/09/27		2,600	2,676,924
AT&T, Inc.,
Sr. Unsec’d. Notes
4.500%	05/15/35		2,000	1,974,574
4.550%	03/09/49		3,110	2,868,274
5.150%	02/14/50		2,550	2,562,418
6.375%	03/01/41		2,000	2,341,754
AutoZone, Inc.,
Sr. Unsec’d. Notes
3.125%	04/21/26		500	484,963
Bank of America Corp.,
Sr. Unsec’d. Notes, MTN
3.875%	08/01/25		4,000	4,190,064
5.625%	07/01/20		3,000	3,267,422
Sub. Notes, MTN
4.200%	08/26/24		1,600	1,682,772
Bank of New York Mellon Corp. (The),
Sr. Unsec’d. Notes
3.550%	09/23/21		2,000	2,091,782
Sr. Unsec’d. Notes, MTN
2.450%	11/27/20		1,500	1,515,701
2.600%	02/07/22		2,400	2,423,884
Berkshire Hathaway, Inc.,
Sr. Unsec’d. Notes
3.125%	03/15/26		2,000	2,022,688
Boeing Co. (The),
Sr. Unsec’d. Notes
2.125%	03/01/22	(a)	1,520	1,521,444
Bristol-Myers Squibb Co.,
Sr. Unsec’d. Notes
1.750%	03/01/19		1,000	1,001,137
Caterpillar Financial Services Corp.,
Sr. Unsec’d. Notes
2.400%	08/09/26	(a)	2,700	2,589,159

A1196

AST RCM WORLD TRENDS PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
Caterpillar, Inc.,
Sr. Unsec’d. Notes
3.400%	05/15/24	2,000	$2,092,588
CBS Corp.,
Gtd. Notes
4.850%	07/01/42	1,000	1,056,369
Chubb INA Holdings, Inc.,
Gtd. Notes
3.350%	05/15/24	3,000	3,106,117
Cisco Systems, Inc.,
Sr. Unsec’d. Notes
4.450%	01/15/20	3,000	3,176,826
Citigroup, Inc.,
Sr. Unsec’d. Notes
2.150%	07/30/18	1,650	1,654,734
2.700%	03/30/21	5,000	5,055,744
Colgate-Palmolive Co.,
Sr. Unsec’d. Notes, MTN
1.750%	03/15/19	3,000	3,004,837
Comcast Corp.,
Gtd. Notes
2.350%	01/15/27	2,500	2,333,432
2.750%	03/01/23	1,000	1,010,986
6.450%	03/15/37	2,000	2,673,977
ConocoPhillips Co.,
Gtd. Notes
6.500%	02/01/39	2,000	2,666,660
Consolidated Edison Co. of New York, Inc.,
Sr. Unsec’d. Notes
5.700%	06/15/40	2,000	2,580,036
CSX Corp.,
Sr. Unsec’d. Notes
3.400%	08/01/24	1,000	1,025,589
3.950%	05/01/50	1,000	946,831
CVS Health Corp.,
Sr. Unsec’d. Notes
4.000%	12/05/23	1,000	1,060,337
Deere & Co.,
Sr. Unsec’d. Notes
2.600%	06/08/22	1,000	1,011,256
Delphi Automotive PLC,
Gtd. Notes
3.150%	11/19/20	3,000	3,069,493
Discovery Communications LLC,
Gtd. Notes
3.800%	03/13/24	2,300	2,370,581
6.350%	06/01/40	500	579,502
Dow Chemical Co. (The),
Sr. Unsec’d. Notes
7.375%	11/01/29	3,000	3,998,658
DTE Energy Co.,
Sr. Unsec’d. Notes
3.850%	12/01/23	3,000	3,142,920
Duke Energy Corp.,
Sr. Unsec’d. Notes
3.050%	08/15/22	1,000	1,018,965
Ecolab, Inc.,
Sr. Unsec’d. Notes
2.000%	01/14/19	2,000	2,008,077

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
2.375%	08/10/22	3,800	$3,795,812
Entergy Corp.,
Sr. Unsec’d. Notes
2.950%	09/01/26	750	725,300
Enterprise Products Operating LLC,
Gtd. Notes
4.450%	02/15/43	1,000	1,011,613
Exelon Corp.,
Sr. Unsec’d. Notes
3.950%	06/15/25	2,000	2,089,166
Exelon Generation Co. LLC,
Sr. Unsec’d. Notes
4.000%	10/01/20	2,000	2,090,397
4.250%	06/15/22	2,000	2,138,426
Exxon Mobil Corp.,
Sr. Unsec’d. Notes
2.222%	03/01/21	2,000	2,015,109
2.709%	03/06/25	3,500	3,514,181
FedEx Corp.,
Gtd. Notes
4.100%	04/15/43	1,500	1,496,441
Fifth Third Bancorp,
Sr. Unsec’d. Notes
2.600%	06/15/22	3,800	3,797,549
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
2.979%	08/03/22	3,800	3,784,010
GE Capital International Funding Co. Unlimited Co.,
Gtd. Notes
2.342%	11/15/20	4,000	4,042,107
General Electric Co.,
Sr. Unsec’d. Notes, MTN
5.875%	01/14/38	573	749,824
Sub. Notes, MTN
5.300%	02/11/21	859	944,551
General Mills, Inc.,
Sr. Unsec’d. Notes
3.650%	02/15/24	1,500	1,569,607
General Motors Co.,
Sr. Unsec’d. Notes
5.150%	04/01/38	2,550	2,614,490
General Motors Financial Co., Inc.,
Gtd. Notes
3.450%	04/10/22	2,000	2,032,862
Georgia Power Co.,
Sr. Unsec’d. Notes
2.850%	05/15/22	3,000	3,047,054
Gilead Sciences, Inc.,
Sr. Unsec’d. Notes
1.850%	09/20/19	2,250	2,251,775
4.500%	02/01/45	1,000	1,074,486
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes
2.750%	09/15/20	1,000	1,012,921
5.250%	07/27/21	3,000	3,296,445
6.250%	02/01/41	2,000	2,640,174
Halliburton Co.,
Sr. Unsec’d. Notes
3.250%	11/15/21	2,000	2,057,932

A1197

AST RCM WORLD TRENDS PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
Home Depot, Inc. (The),
Sr. Unsec’d. Notes
2.000%	04/01/21		1,000	$1,000,567
HP, Inc.,
Sr. Unsec’d. Notes
4.650%	12/09/21		1,000	1,077,544
Intel Corp.,
Sr. Unsec’d. Notes
4.100%	05/19/46		1,000	1,049,178
International Business Machines Corp.,
Sr. Unsec’d. Notes
7.000%	10/30/25		1,000	1,281,742
International Paper Co.,
Sr. Unsec’d. Notes
4.350%	08/15/48		2,550	2,564,655
John Deere Capital Corp.,
Sr. Unsec’d. Notes, MTN
1.950%	06/22/20		2,900	2,902,930
2.300%	09/16/19		4,000	4,044,009
2.650%	06/24/24		3,800	3,782,401
Johnson & Johnson,
Sr. Unsec’d. Notes
2.950%	03/03/27		3,700	3,748,771
5.950%	08/15/37		1,000	1,341,549
JPMorgan Chase & Co.,
Sr. Unsec’d. Notes
3.300%	04/01/26		3,000	3,008,881
4.250%	10/15/20		3,000	3,176,220
Kellogg Co.,
Sr. Unsec’d. Notes
4.500%	04/01/46		1,000	1,039,539
Kinder Morgan Energy Partners LP,
Gtd. Notes
4.250%	09/01/24		3,000	3,113,290
Gtd. Notes, MTN
6.950%	01/15/38		1,000	1,212,939
Kinder Morgan, Inc.,
Gtd. Notes
3.150%	01/15/23		3,800	3,820,499
Kroger Co. (The),
Sr. Unsec’d. Notes
3.700%	08/01/27	(a)	2,300	2,270,043
4.650%	01/15/48	(a)	3,800	3,675,535
Lowe’s Cos., Inc.,
Sr. Unsec’d. Notes
1.150%	04/15/19		2,000	1,984,884
4.650%	04/15/42		1,000	1,107,434
Marathon Petroleum Corp.,
Sr. Unsec’d. Notes
4.750%	09/15/44		1,000	994,816
McDonald’s Corp.,
Sr. Unsec’d. Notes, MTN
2.625%	01/15/22		3,000	3,021,597
4.600%	05/26/45		1,000	1,091,799
Merck & Co., Inc.,
Gtd. Notes
6.500%	12/01/33		3,000	4,022,306

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
MetLife, Inc.,
Sr. Unsec’d. Notes
3.000%	03/01/25		4,000	$4,009,681
Microsoft Corp.,
Sr. Unsec’d. Notes
3.300%	02/06/27		4,200	4,348,693
Morgan Stanley,
Sr. Unsec’d. Notes, GMTN
4.000%	07/23/25		1,000	1,054,264
5.500%	07/28/21		5,000	5,546,168
Norfolk Southern Corp.,
Sr. Unsec’d. Notes
4.650%	01/15/46		1,000	1,106,833
Occidental Petroleum Corp.,
Sr. Unsec’d. Notes
3.000%	02/15/27	(a)	2,800	2,756,623
Oracle Corp.,
Sr. Unsec’d. Notes
3.250%	05/15/30		1,000	1,000,250
4.000%	07/15/46		2,000	2,069,416
6.125%	07/08/39		2,000	2,666,702
PACCAR Financial Corp.,
Sr. Unsec’d. Notes, MTN
1.650%	08/11/21		2,700	2,639,703
2.300%	08/10/22		3,800	3,793,857
Pacific Gas & Electric Co.,
Sr. Unsec’d. Notes
4.500%	12/15/41		3,000	3,259,888
PepsiCo, Inc.,
Sr. Unsec’d. Notes
3.125%	11/01/20		1,000	1,036,241
5.500%	01/15/40		1,000	1,253,541
Philip Morris International, Inc.,
Sr. Unsec’d. Notes
2.000%	02/21/20		3,700	3,704,434
2.375%	08/17/22		3,800	3,782,146
3.875%	08/21/42	(a)	1,000	991,973
Priceline Group, Inc. (The),
Sr. Unsec’d. Notes
3.550%	03/15/28		3,800	3,806,498
Procter & Gamble Co. (The),
Sr. Unsec’d. Notes
2.450%	11/03/26		4,900	4,741,357
Prologis LP,
Gtd. Notes
3.750%	11/01/25		1,000	1,046,487
Sempra Energy,
Sr. Unsec’d. Notes
4.050%	12/01/23		3,000	3,174,276
Sysco Corp.,
Gtd. Notes
3.250%	07/15/27		3,800	3,788,174
Target Corp.,
Sr. Unsec’d. Notes
2.900%	01/15/22		2,000	2,051,009
Thermo Fisher Scientific, Inc.,
Sr. Unsec’d. Notes
2.150%	12/14/18		1,000	1,004,439
4.100%	08/15/47		2,550	2,556,699

A1198

AST RCM WORLD TRENDS PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
Time Warner, Inc.,
Gtd. Notes
2.100%	06/01/19	2,000	$2,003,298
4.875%	03/15/20	3,000	3,193,325
Toyota Motor Credit Corp.,
Sr. Unsec’d. Notes
1.950%	04/17/20	3,700	3,701,349
Travelers Cos., Inc. (The),
Sr. Unsec’d. Notes
5.350%	11/01/40	1,000	1,239,182
Sr. Unsec’d. Notes, MTN
6.250%	06/15/37	2,000	2,671,089
Union Pacific Corp.,
Sr. Unsec’d. Notes
4.050%	11/15/45	2,000	2,089,436
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
3.000%	11/01/21	1,000	1,020,521
3.500%	11/01/21	3,000	3,119,561
Virginia Electric & Power Co.,
Sr. Unsec’d. Notes
6.000%	05/15/37	1,900	2,462,895
Wachovia Corp.,
Sub. Notes
5.500%	08/01/35	2,000	2,355,960
Walgreens Boots Alliance, Inc.,
Sr. Unsec’d. Notes
4.500%	11/18/34	1,000	1,042,392
Walt Disney Co. (The),
Sr. Unsec’d. Notes, GMTN
2.150%	09/17/20	2,000	2,014,974
Sr. Unsec’d. Notes, MTN
2.450%	03/04/22	2,200	2,225,719
Wells Fargo & Co.,
Sr. Unsec’d. Notes
3.900%	05/01/45	3,000	3,002,818
Sub. Notes, MTN
3.450%	02/13/23	3,000	3,073,866
4.650%	11/04/44	800	855,958
Whirlpool Corp.,
Sr. Unsec’d. Notes
4.500%	06/01/46	1,000	1,043,840
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes
7.500%	01/15/31	1,000	1,200,000
Xcel Energy, Inc.,
Sr. Unsec’d. Notes
4.800%	09/15/41	2,000	2,201,835
Xerox Corp.,
Sr. Unsec’d. Notes
2.750%	03/15/19	3,000	3,012,158

			328,223,423

TOTAL CORPORATE BONDS (cost $515,121,887)			521,338,139

Interest Rate	Maturity Date	Principal Amount (000)#	Value
FOREIGN GOVERNMENT BONDS — 5.0%
Argentine Republic Government International Bond (Argentina),
Sr. Unsec’d. Notes
5.625%	01/26/22	4,800	$5,040,000
6.250%	04/22/19	3,700	3,894,250
6.625%	07/06/28	3,500	3,692,500
6.875%	04/22/21	6,900	7,521,000
6.875%	01/26/27	2,600	2,809,300
7.125%	07/06/36	5,200	5,460,000
7.500%	04/22/26	7,700	8,654,800
Sr. Unsec’d. Notes, 144A
7.125%	06/28/2117	1,800	1,796,400
Brazilian Government International Bond (Brazil),
Sr. Unsec’d. Notes
2.625%	01/05/23	4,500	4,314,375
5.625%	02/21/47	600	606,000
6.000%	04/07/26	6,000	6,660,000
8.250%	01/20/34	5,600	7,322,000
Chile Government International Bond (Chile),
Sr. Unsec’d. Notes
2.250%	10/30/22	1,600	1,592,752
3.125%	01/21/26	1,300	1,335,360
3.625%	10/30/42	1,000	990,020
3.860%	06/21/47	1,100	1,119,250
Colombia Government International Bond (Colombia),
Sr. Unsec’d. Notes
3.875%	04/25/27	500	508,000
7.375%	09/18/37	8,100	10,683,900
8.125%	05/21/24	4,600	5,888,000
Croatia Government International Bond (Croatia),
Sr. Unsec’d. Notes, 144A
6.000%	01/26/24(a)	1,700	1,941,383
6.375%	03/24/21	1,400	1,552,908
6.750%	11/05/19	3,500	3,792,621
Ecuador Government International Bond (Ecuador),
Sr. Unsec’d. Notes, 144A
8.750%	06/02/23	2,000	2,067,499
9.650%	12/13/26	1,500	1,582,500
10.500%	03/24/20	1,200	1,294,499
10.750%	03/28/22	1,500	1,676,250
Export Development Canada (Canada),
Sr. Unsec’d. Notes
1.625%	01/17/20	2,000	1,997,172
Export-Import Bank of Korea (South Korea),
Sr. Unsec’d. Notes
2.375%	04/21/27	3,000	2,779,056
Hungary Government International Bond (Hungary),
Sr. Unsec’d. Notes
5.375%	03/25/24	2,100	2,401,875
6.375%	03/29/21	1,300	1,465,750
7.625%	03/29/41	1,900	2,941,770
Indonesia Government International Bond (Indonesia),
Sr. Unsec’d. Notes, 144A
7.750%	01/17/38	3,200	4,548,096
8.500%	10/12/35	6,700	9,937,366
Sr. Unsec’d. Notes, MTN, 144A
3.850%	07/18/27	2,400	2,466,334
4.125%	01/15/25	6,500	6,821,568
Japan Bank for International Cooperation (Japan),
Gov’t. Gtd. Notes
2.125%	07/21/20	2,100	2,105,774

A1199

AST RCM WORLD TRENDS PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
FOREIGN GOVERNMENT BONDS (Continued)
Kazakhstan Government International Bond (Kazakhstan),
Sr. Unsec’d. Notes, MTN, 144A
6.500%	07/21/45	1,700	$2,093,363
Mexico Government International Bond (Mexico),
Sr. Unsec’d. Notes
4.000%	10/02/23	1,700	1,797,240
4.150%	03/28/27	2,600	2,732,730
4.350%	01/15/47	800	778,000
Sr. Unsec’d. Notes, GMTN
5.750%	10/12/2110	1,400	1,500,800
Sr. Unsec’d. Notes, MTN
4.125%	01/21/26	5,100	5,372,850
6.050%	01/11/40	6,700	8,040,000
6.750%	09/27/34	7,100	9,308,100
Morocco Government International Bond (Morocco),
Sr. Unsec’d. Notes, 144A
4.250%	12/11/22	1,000	1,061,000
5.500%	12/11/42	1,000	1,116,332
Panama Government International Bond (Panama),
Sr. Unsec’d. Notes
8.875%	09/30/27	2,800	4,067,000
9.375%	04/01/29	4,300	6,471,500
Peruvian Government International Bond (Peru),
Sr. Unsec’d. Notes
4.125%	08/25/27	1,500	1,650,000
7.350%	07/21/25	1,500	1,969,500
8.750%	11/21/33	5,000	7,870,000
Philippine Government International Bond (Philippines),
Sr. Unsec’d. Notes
3.950%	01/20/40	2,000	2,071,286
5.500%	03/30/26	1,300	1,551,531
6.375%	10/23/34	2,600	3,498,230
8.375%	06/17/19	2,600	2,891,132
9.500%	02/02/30	4,100	6,589,491
Poland Government International Bond (Poland),
Sr. Unsec’d. Notes
3.250%	04/06/26	1,100	1,128,994
4.000%	01/22/24	1,300	1,398,852
Province of Alberta (Canada),
Sr. Unsec’d. Notes
1.900%	12/06/19	3,000	2,999,696
Province of Ontario (Canada),
Sr. Unsec’d. Notes
2.400%	02/08/22	4,000	4,032,981
Province of Quebec (Canada),
Sr. Unsec’d. Notes
2.375%	01/31/22	4,000	4,032,825
Romanian Government International Bond (Romania),
Sr. Unsec’d. Notes, MTN, 144A
6.125%	01/22/44	1,200	1,524,228
6.750%	02/07/22	900	1,040,641
Russian Foreign Bond (Russia),
Sr. Unsec’d. Notes, 144A
4.500%	04/04/22	800	854,000
5.625%	04/04/42	4,800	5,329,248
12.750%	06/24/28	2,900	5,098,757
South Africa Government International Bond (South Africa),
Sr. Unsec’d. Notes
4.850%	09/27/27	900	891,900
5.650%	09/27/47	300	298,175

Interest Rate	Maturity Date	Principal Amount (000)#	Value
FOREIGN GOVERNMENT BONDS (Continued)
5.875%	09/16/25	1,600	$1,728,000
Svensk Exportkredit AB (Sweden),
Sr. Unsec’d. Notes, MTN
1.125%	08/28/19	2,000	1,977,171
Turkey Government International Bond (Turkey),
Sr. Unsec’d. Notes
4.875%	10/09/26	7,000	6,953,366
5.625%	03/30/21	4,500	4,784,895
5.750%	03/22/24	7,700	8,179,895
6.875%	03/17/36	7,700	8,687,525
Uruguay Government International Bond (Uruguay),
Sr. Unsec’d. Notes
5.100%	06/18/50	1,700	1,793,500
7.625%	03/21/36	4,900	6,872,250
Vietnam Government International Bond (Vietnam),
Sr. Unsec’d. Notes, 144A
4.800%	11/19/24	1,000	1,068,356
6.750%	01/29/20	2,800	3,057,292

TOTAL FOREIGN GOVERNMENT BONDS (cost $267,397,180)			277,422,960

U.S. GOVERNMENT AGENCY OBLIGATIONS — 5.9%
Federal Home Loan Mortgage Corp.
2.500%	11/01/27	3,096	3,140,927
2.500%	11/01/27	1,200	1,217,128
2.500%	02/01/32	3,832	3,862,555
3.000%	05/01/30	2,996	3,081,240
3.000%	04/01/31	800	823,074
3.000%	11/01/31	1,886	1,940,012
3.000%	01/01/32	1,863	1,915,598
3.000%	03/01/42	18,476	18,645,256
3.000%	03/01/45	1,433	1,439,185
3.000%	09/01/46	14,835	14,973,598
3.000%	01/01/47	4,717	4,747,369
3.500%	12/01/30	3,096	3,237,156
3.500%	12/01/43	2,312	2,400,511
3.500%	02/01/44	4,251	4,427,727
3.500%	04/01/46	3,971	4,098,835
3.500%	07/01/46	8,655	9,006,105
3.500%	08/01/46	2,053	2,118,899
3.500%	09/01/46	828	858,314
3.500%	05/01/47	1,459	1,505,825
4.000%	05/01/44	3,924	4,148,111
4.000%	05/01/44	1,824	1,935,887
4.000%	08/01/44	3,733	3,995,356
4.000%	10/01/45	1,795	1,905,956
4.000%	01/01/47	1,846	1,965,670
4.000%	05/01/47	1,450	1,527,589
4.000%	07/01/47	4,922	5,183,811
4.500%	12/01/45	2,200	2,358,491
4.500%	02/01/47	5,572	5,973,312
4.500%	03/01/47	3,195	3,424,617
Federal National Mortgage Assoc.
2.500%	10/01/27	475	481,764
2.500%	06/01/28	1,560	1,575,048
2.500%	06/01/30	1,477	1,492,631
2.500%	04/01/32	3,774	3,805,251
3.000%	04/01/28	954	982,384

A1200

AST RCM WORLD TRENDS PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
3.000%	08/01/28	575	$593,534
3.000%	11/01/31	2,349	2,418,524
3.000%	04/01/32	1,889	1,945,376
3.000%	06/01/32	4,820	4,955,873
3.000%	12/01/41	17,460	17,613,923
3.000%	11/01/42	12,608	12,719,299
3.000%	08/01/46	7,444	7,485,834
3.000%	02/01/47	14,672	14,800,479
3.500%	10/01/30	778	810,287
3.500%	06/01/31	11,642	12,129,310
3.500%	11/01/31	1,823	1,900,312
3.500%	06/01/42	4,802	4,973,666
3.500%	07/01/42	664	687,217
3.500%	07/01/43	1,739	1,797,101
3.500%	10/01/43	3,016	3,115,198
3.500%	01/01/45	3,311	3,436,909
3.500%	09/01/45	2,413	2,496,341
3.500%	10/01/45	8,326	8,634,659
3.500%	12/01/46	2,848	2,959,837
3.500%	01/01/47	4,819	4,998,846
3.500%	04/01/47	4,846	5,026,962
3.500%	04/01/47	2,439	2,527,439
3.500%	05/01/47	1,956	2,017,647
4.000%	11/01/44	3,024	3,230,751
4.000%	02/01/45	4,443	4,733,408
4.000%	11/01/45	769	816,527
4.000%	07/01/46	3,145	3,349,744
4.000%	01/01/47	2,625	2,766,401
4.000%	04/01/47	1,447	1,524,497
4.000%	04/01/47	974	1,034,259
4.500%	11/01/40	596	645,033
4.500%	02/01/46	2,298	2,486,471
Government National Mortgage Assoc.
2.500%	10/20/46	9,430	9,248,049
3.000%	05/20/43	2,716	2,774,841
3.000%	11/20/43	3,067	3,133,455
3.000%	04/20/45	3,449	3,500,763
3.000%	02/20/47	4,813	4,885,696
3.000%	03/20/47	9,642	9,786,890
3.500%	07/20/42	3,981	4,160,736
3.500%	01/20/43	3,163	3,306,072
3.500%	10/20/43	2,729	2,838,703
3.500%	05/20/45	1,646	1,712,615
3.500%	01/20/46	2,714	2,824,097
3.500%	07/20/46	5,133	5,340,554
3.500%	03/20/47	4,856	5,053,382
3.500%	05/20/47	1,969	2,049,501
4.000%	05/15/46	876	924,026
4.000%	01/20/47	2,628	2,771,934
4.500%	11/20/44	321	342,802
4.500%	11/20/45	485	517,470
4.500%	12/20/45	487	521,035

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $329,748,247)			330,519,477

U.S. TREASURY OBLIGATIONS — 13.6%
U.S. Treasury Bonds
3.000%	11/15/44	10,200	10,507,992

Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. TREASURY OBLIGATIONS (Continued)
3.000%	05/15/45	8,700	$8,958,281
3.125%	02/15/43	16,100	16,988,644
4.375%	05/15/41	16,000	20,466,875
4.500%	02/15/36(a)	1,500	1,929,434
4.500%	05/15/38	12,400	16,015,375
5.250%	02/15/29	10,000	12,879,297
6.875%	08/15/25	13,300	17,817,844
7.625%	11/15/22	10,000	12,764,453
7.875%	02/15/21(k)	19,000	22,836,367
U.S. Treasury Notes
0.625%	04/30/18	50,000	49,816,546
0.750%	04/30/18	50,000	49,855,331
0.875%	03/31/18	50,000	49,910,043
0.875%	05/31/18	50,000	49,869,141
0.875%	07/15/18	50,000	49,830,079
0.875%	06/15/19	25,000	24,758,789
0.875%	07/31/19	28,000	27,707,969
1.000%	05/15/18	50,000	49,925,781
1.000%	08/15/18	5,000	4,984,766
1.000%	06/30/19(k)	28,000	27,786,719
1.125%	06/15/18	50,000	49,945,313
1.500%	02/28/19	14,900	14,913,969
1.625%	08/15/22	10,000	9,872,656
1.750%	05/15/22	13,000	12,930,938
2.000%	05/31/21	7,000	7,062,344
2.000%	11/15/21	27,000	27,208,828
2.000%	02/15/23	23,100	23,112,633
2.000%	02/15/25	10,000	9,863,281
2.125%	08/31/20	2,000	2,028,672
2.125%	03/31/24	15,500	15,504,238
2.250%	07/31/18	5,000	5,036,719
2.250%	02/15/27	4,000	3,975,781
2.375%	12/31/20	10,000	10,217,969
2.375%	08/15/24	13,000	13,183,320
2.625%	08/15/20	1,000	1,028,398
3.125%	05/15/19	23,000	23,621,719

TOTAL U.S. TREASURY OBLIGATIONS (cost $755,156,102)			755,116,504

TOTAL LONG-TERM INVESTMENTS (cost $4,709,744,624)			5,343,703,208

A1201

AST RCM WORLD TRENDS PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

	Shares	Value
SHORT-TERM INVESTMENTS — 7.0%
AFFILIATED MUTUAL FUNDS
Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund(w)	175,227,440	$175,227,440
Prudential Investment Portfolios 2 - Prudential Institutional Money Market Fund (cost $212,385,510; includes $212,162,710 of cash collateral for securities on loan)(b)(w)	212,364,274	212,385,510

TOTAL AFFILIATED MUTUAL FUNDS (cost $387,612,950)		387,612,950

TOTAL INVESTMENTS — 103.2% (cost $5,097,357,574)		5,731,316,158
Liabilities in excess of other assets(z) — (3.2)%		(176,533,404)

NET ASSETS — 100.0%		$5,554,782,754

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
^	Indicates a Level 3 security. The aggregate value of Level 3 securities is $43,712 and 0.0% of net assets.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $207,010,155; cash collateral of $212,162,710 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(f)	Indicates a restricted security; the aggregate original cost of such securities is $2,209,689. The aggregate value of $3,502,592 is 0.1% of net assets.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund and Prudential Institutional Money Market Fund.
(z)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts outstanding at September 30, 2017:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
835	SGX Nifty 50 Index	Oct. 2017	$16,538,428	$16,371,010	$(167,418)
1,347	2 Year U.S. Treasury Notes	Dec. 2017	291,246,532	290,552,111	(694,421)
1,761	5 Year U.S. Treasury Notes	Dec. 2017	208,320,797	206,917,500	(1,403,297)
1,751	10 Year U.S. Treasury Notes	Dec. 2017	221,789,242	219,422,188	(2,367,054)
914	30 Year U.S. Ultra Treasury Bonds	Dec. 2017	153,977,578	150,924,250	(3,053,328)
1,079	Australian Dollar Currency	Dec. 2017	86,114,990	84,550,440	(1,564,550)
1,210	British Pound Currency	Dec. 2017	100,153,269	101,632,438	1,479,169
1,725	Canadian Dollar Currency	Dec. 2017	141,467,250	138,439,875	(3,027,375)
1,466	Euro Currency	Dec. 2017	218,887,019	217,416,963	(1,470,056)
1,566	Euro STOXX 50 Index	Dec. 2017	64,927,644	66,186,219	1,258,575
4,112	Euro STOXX Small 200 Index	Dec. 2017	68,863,213	70,590,710	1,727,497
697	FTSE 100 Index	Dec. 2017	68,622,985	68,455,941	(167,044)
2,542	Mini MSCI Emerging Markets Index	Dec. 2017	139,879,905	138,450,030	(1,429,875)
115	TOPIX Index	Dec. 2017	16,091,313	17,118,418	1,027,105

					(9,852,072)

Short Position:
587	S&P 500 E-Mini Index	Dec. 2017	73,200,367	73,847,535	(647,168)

					$(10,499,240)

Cash and foreign currency of $10,184,899 and securities with a combined market value of $47,645,938 have been segregated with Goldman Sachs & Co. to cover requirements for open futures contracts at September 30, 2017.

A1202

AST RCM WORLD TRENDS PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Total return swap agreements outstanding at September 30, 2017:

Counterparty(1)(2)	Long(Short) Notional Amount (000)#	Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(3)
OTC swap agreements:
Societe Generale	(50,000)	Pay amounts based on market value fluctuation of the Bloomberg Commodity Index and receive fixed rate of 20 bps upon termination	$116,116	$—	$116,116
Societe Generale	50,000	Receive amounts based on market value fluctuation of the Bloomberg 3 Month Forward Index and pay fixed rate of 11.90 bps upon termination	6,872	—	6,872
UBS AG	1,604	Pay or receive amounts based on market value fluctuation of the Custom Commodity Basket Swap upon termination	(9,771)	—	(9,771)

			$113,217	$—	$113,217

(1)	Societe Generale total return swaps have a termination date of 10/26/17.

(2)	UBS AG total return swaps have a termination date of 10/10/17.

(3)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).

A1203

AST RCM WORLD TRENDS PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2017 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Australia	$185,196	$26,948,176	$—
Austria	—	6,775,076	—
Belgium	—	4,973,139	—
Bermuda	2,064,883	—	—
Brazil	8,754,448	—	—
Canada	101,880,127	—	—
China	13,182,525	48,097,133	—
Colombia	487,450	—	—
Czech Republic	—	477,378	—
Denmark	—	51,636,946	—
Egypt	274,583	—	—
Faroe Islands	—	1,776,621	—
Finland	—	6,348,574	—
France	491,259	123,196,628	—
Germany	—	133,452,654	—
Ghana	—	2,216,337	—
Hong Kong	—	14,744,463	—
Hungary	—	1,466,777	—
India	1,028,129	—	—
Indonesia	928,227	340,946	—
Ireland	11,586,406	16,643,032	—
Israel	614,280	—	—
Italy	—	19,737,204	—
Japan	—	154,026,683	—
Luxembourg	—	2,311,061	—
Malaysia	—	4,547,719	—
Mexico	3,419,532	—	—
Monaco	833,785	—	—
Netherlands	—	60,237,951	—
New Zealand	—	2,936,723	—
Norway	1,749	14,956,215	—
Panama	910,812	—	—
Philippines	—	266,107	—
Puerto Rico	911,126	—	—
Russia	4,626,023	344,281	—
Singapore	—	440,912	—
South Africa	—	6,676,692	—
South Korea	2,461,750	20,295,905	—
Spain	—	37,309,521	—
Sweden	—	97,844,764	—
Switzerland	—	85,597,786	—
Taiwan	433,566	22,995,197	—
Thailand	3,531,200	1,492,011	—
Turkey	—	4,695,959	—
United Kingdom	9,280,799	192,151,510	—
United States	2,095,545,027	5,473,388	—
Preferred Stocks
Brazil	6,993,695	—	—
Colombia	900,472	—	—
Germany	—	12,496,239	—
South Korea	—	2,004,195	—

A1204

AST RCM WORLD TRENDS PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Rights
South Korea	$—	$3,464	$—
United States	—	—	43,712
Corporate Bonds
Australia	—	4,005,711	—
Austria	—	3,000,831	—
Belgium	—	1,129,568	—
Brazil	—	3,225,000	—
Canada	—	23,442,500	—
China	—	6,352,821	—
France	—	5,604,949	—
Germany	—	23,233,758	—
Indonesia	—	3,460,582	—
Israel	—	1,925,607	—
Kazakhstan	—	4,236,582	—
Luxembourg	—	1,595,928	—
Mexico	—	8,446,207	—
Netherlands	—	12,312,006	—
Russia	—	6,306,000	—
Spain	—	8,772,803	—
Supranational Bank	—	33,362,312	—
Sweden	—	7,985,177	—
Switzerland	—	12,025,163	—
Turkey	—	4,090,000	—
United Kingdom	—	18,601,211	—
United States	—	328,223,423	—
Foreign Government Bonds	—	277,422,960	—
U.S. Government Agency Obligations	—	330,519,477	—
U.S. Treasury Obligations	—	755,116,504	—
Affiliated Mutual Funds	387,612,950	—	—
Other Financial Instruments*
Futures Contracts	(10,499,240)	—	—
OTC Total Return Swap Agreements	—	113,217	—

Total	$2,648,440,759	$3,072,445,664	$43,712

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of September 30, 2017 were as follows:

U.S. Treasury Obligations	13.6%
Banks	8.1
Affiliated Mutual Funds (3.8% represents investments purchased with collateral from securities on loan)	7.0
U.S. Government Agency Obligations	5.9
Foreign Government Bonds	5.0
Pharmaceuticals	3.7
Semiconductors & Semiconductor Equipment	3.3
Oil, Gas & Consumable Fuels	2.7
Software	2.6
Insurance	2.4
Technology Hardware, Storage & Peripherals	2.2
Internet Software & Services	2.1
Health Care Providers & Services	2.1
Biotechnology	1.8

Machinery	1.8%
Health Care Equipment & Supplies	1.8
IT Services	1.6
Food Products	1.5
Diversified Telecommunication Services	1.5
Chemicals	1.4
Capital Markets	1.4
Media	1.4
Food & Staples Retailing	1.3
Hotels, Restaurants & Leisure	1.3
Trading Companies & Distributors	1.2
Electronic Equipment, Instruments & Components	1.2
Electric Utilities	1.1
Auto Components	1.1
Oil & Gas	0.9
Household Durables	0.9
Aerospace & Defense	0.9
Specialty Retail	0.8
Metals & Mining	0.8
Automobiles	0.7
Road & Rail	0.7

A1205

AST RCM WORLD TRENDS PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Multi-Utilities	0.7%
Internet & Direct Marketing Retail	0.7
Airlines	0.7
Communications Equipment	0.7
Equity Real Estate Investment Trusts (REITs)	0.7
Auto Manufacturers	0.5
Commercial Services & Supplies	0.5
Household Products	0.5
Life Sciences Tools & Services	0.5
Telecommunications	0.5
Electric	0.5
Beverages	0.4
Industrial Conglomerates	0.4
Building Products	0.4
Construction & Engineering	0.4
Tobacco	0.4
Personal Products	0.4
Textiles, Apparel & Luxury Goods	0.3
Multiline Retail	0.4
Multi-National	0.3
Construction Materials	0.3
Real Estate Management & Development	0.3
Consumer Finance	0.3
Mortgage Real Estate Investment Trusts (REITs)	0.3
Containers & Packaging	0.3
Pipelines	0.3
Foods	0.2
Energy Equipment & Services	0.2
Retail	0.2
Machinery-Diversified	0.2
Agriculture	0.2
Professional Services	0.2
Diversified Financial Services	0.2
Air Freight & Logistics	0.2
Transportation Infrastructure	0.2
Leisure Products	0.2

Paper & Forest Products	0.1%
Cosmetics/Personal Care	0.1
Thrifts & Mortgage Finance	0.1
Electrical Equipment	0.1
Transportation	0.1
Internet	0.1
Commercial Services	0.1
Wireless Telecommunication Services	0.1
Computers	0.1
Machinery-Construction & Mining	0.1
Health Care Technology	0.1
Electronics	0.1
Mining	0.1
Healthcare-Products	0.1
Gas	0.1
Auto Parts & Equipment	0.1
Office/Business Equipment	0.1
Forest Products & Paper	0.0	*
Oil & Gas Services	0.0	*
Miscellaneous Manufacturing	0.0	*
Diversified Consumer Services	0.0	*
Gas Utilities	0.0	*
Semiconductors	0.0	*
Real Estate	0.0	*
Home Furnishings	0.0	*
Independent Power & Renewable Electricity Producers	0.0	*
Water Utilities	0.0	*
Marine	0.0	*

	103.2%
Liabilities in excess of other assets	(3.2)

	100.0%

*	Less than +/- 0.05%

A1206

AST SMALL-CAP GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 98.3%
COMMON STOCKS — 98.0%
Aerospace & Defense — 2.1%
KLX, Inc.*	117,380	$6,212,923
Kratos Defense & Security Solutions Inc.*(a),	399,983	5,231,778
Mercury Systems, Inc.*	121,723	6,314,989

		17,759,690

Air Freight & Logistics — 0.4%
Air Transport Services Group, Inc.*	79,330	1,930,892
Atlas Air Worldwide Holdings, Inc.*	18,460	1,214,667

		3,145,559

Airlines — 0.4%
Spirit Airlines, Inc.*(a)	106,685	3,564,346

Auto Components — 0.6%
Tenneco, Inc.	79,111	4,799,664

Banks — 7.0%
Bank of the Ozarks(a)	98,815	4,748,061
BankUnited, Inc.	117,077	4,164,429
Cadence BanCorp*(a)	143,893	3,298,028
Columbia Banking System, Inc.	130,099	5,478,469
Customers Bancorp, Inc.*	77,496	2,527,920
FB Financial Corp.*(a)	47,004	1,772,991
FCB Financial Holdings, Inc. (Class A Stock)*	123,284	5,954,617
Guaranty Bancshares, Inc.	33,300	1,065,267
Live Oak Bancshares, Inc.	70,304	1,648,629
National Bank Holdings Corp. (Class A Stock)	184,751	6,593,763
Opus Bank*	116,624	2,798,976
Pacific Premier Bancorp, Inc.*	186,028	7,022,557
South State Corp.	61,619	5,548,791
Webster Financial Corp.	115,694	6,079,720

		58,702,218

Biotechnology — 12.4%
Adamas Pharmaceuticals, Inc.*(a)	118,563	2,509,979
Aimmune Therapeutics, Inc.*(a)	227,613	5,642,526
Alder Biopharmaceuticals, Inc.*(a)	278,020	3,405,745
Array BioPharma, Inc.*(a)	283,977	3,492,917
Avexis, Inc.*(a)	36,695	3,549,507
Biohaven Pharmaceutical Holding Co. Ltd.*(a)	44,043	1,646,327
Bluebird Bio, Inc.*(a)	55,364	7,604,246
Blueprint Medicines Corp.*	39,967	2,784,501
Clovis Oncology, Inc.*(a)	92,990	7,662,374
Deciphera Pharmaceuticals, Inc.*	64,310	1,221,247
Exact Sciences Corp.*(a)	172,762	8,140,545
Five Prime Therapeutics, Inc.*(a)	46,795	1,914,383
G1 Therapeutics, Inc.*(a)	127,090	3,163,270
Ignyta, Inc.*(a)	275,581	3,403,425
Insmed, Inc.*(a)	155,349	4,848,442
Jounce Therapeutics, Inc.*(a)	53,100	827,298
Kite Pharma, Inc.*	32,097	5,771,362
Ligand Pharmaceuticals, Inc.*(a)	43,361	5,903,600
Loxo Oncology, Inc.*(a)	34,621	3,189,287
MacroGenics, Inc.*(a)	84,499	1,561,542
NuCana PLC (United Kingdom), ADR*	207,500	3,811,775

	Shares	Value
COMMON STOCKS (Continued)
Biotechnology (cont’d.)
Portola Pharmaceuticals, Inc.*	82,338	$4,448,722
Puma Biotechnology, Inc.*(a)	54,832	6,566,132
Sage Therapeutics, Inc.*(a)	13,671	851,703
Sarepta Therapeutics, Inc.*(a)	210,081	9,529,274

		103,450,129

Building Products — 2.6%
Apogee Enterprises, Inc.(a)	116,567	5,625,523
Masonite International Corp.*	39,110	2,706,412
NCI Building Systems, Inc.*	270,846	4,225,198
Trex Co., Inc.*	99,405	8,953,408

		21,510,541

Capital Markets — 0.4%
Moelis & Co. (Class A Stock)	81,240	3,497,382

Chemicals — 1.4%
Ferro Corp.*	139,489	3,110,605
Ingevity Corp.*	45,575	2,847,070
Innospec, Inc.	39,112	2,411,255
Pq Group Holdings, Inc.*	183,690	3,168,653

		11,537,583

Commercial Services & Supplies — 0.8%
Matthews International Corp. (Class A Stock)	28,531	1,776,055
Tetra Tech, Inc.	103,070	4,797,909

		6,573,964

Communications Equipment — 1.7%
Applied Optoelectronics, Inc.*(a)	18,225	1,178,611
Ciena Corp.*(a)	350,294	7,695,959
Lumentum Holdings, Inc.*(a)	59,298	3,222,846
Oclaro, Inc.*(a)	230,110	1,985,849

		14,083,265

Construction & Engineering — 2.4%
Dycom Industries, Inc.*(a)	47,060	4,041,513
EMCOR Group, Inc.	86,657	6,012,263
NV5 Global, Inc.*(a)	31,268	1,708,796
Primoris Services Corp.	127,764	3,758,817
Tutor Perini Corp.*	159,001	4,515,628

		20,037,017

Construction Materials — 1.5%
Summit Materials, Inc. (Class A Stock)*	233,257	7,471,222
U.S. Concrete, Inc.*(a)	67,634	5,160,474

		12,631,696

Diversified Consumer Services — 1.7%
Chegg, Inc.*(a)	490,116	7,273,321
Grand Canyon Education, Inc.*	64,447	5,853,077
RYB Education, Inc., ADR*	21,800	621,300

		13,747,698

Diversified Telecommunication Services — 1.3%
Cogent Communications Holdings, Inc.	89,000	4,352,099
Vonage Holdings Corp.*	818,754	6,664,658

		11,016,757

Electrical Equipment — 2.1%
EnerSys	76,881	5,317,859

A1206

AST SMALL-CAP GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Electrical Equipment (cont’d.)
Generac Holdings, Inc.*(a)	151,304	$6,949,393
Regal Beloit Corp.	62,031	4,900,449

		17,167,701

Electronic Equipment, Instruments & Components — 2.5%
IPG Photonics Corp.*	30,013	5,554,206
OSI Systems, Inc.*	25,233	2,305,539
Universal Display Corp.(a)	102,176	13,165,378

		21,025,123

Energy Equipment & Services — 1.0%
Patterson-UTI Energy, Inc.(a)	108,403	2,269,959
ProPetro Holding Corp.*(a)	403,167	5,785,446

		8,055,405

Equity Real Estate Investment Trusts (REITs) — 1.8%
CareTrust REIT, Inc.(a)	210,480	4,007,539
Education Realty Trust, Inc.	96,000	3,449,279
Monmouth Real Estate Investment Corp., REIT	122,380	1,981,332
QTS Realty Trust, Inc. (Class A Stock)(a)	108,693	5,691,165

		15,129,315

Food Products — 1.7%
B&G Foods, Inc.(a)	148,516	4,730,235
Blue Buffalo Pet Products, Inc.*(a)	124,959	3,542,588
Freshpet, Inc.*(a)	143,780	2,250,157
Hostess Brands, Inc.*(a)	271,140	3,703,772

		14,226,752

Health Care Equipment & Supplies — 3.2%
ABIOMED, Inc.*	33,556	5,657,542
AtriCure, Inc.*(a)	114,332	2,557,607
DexCom, Inc.*(a)	26,700	1,306,298
Insulet Corp.*	30,533	1,681,758
K2M Group Holdings, Inc.*	277,525	5,886,305
Merit Medical Systems, Inc.*	49,180	2,082,773
Novocure Ltd.*(a)	125,504	2,491,254
Wright Medical Group NV*(a)	177,649	4,595,780

		26,259,317

Health Care Providers & Services — 2.5%
Acadia Healthcare Co., Inc.*(a)	109,168	5,213,864
PetIQ, Inc.*(a)	47,220	1,278,718
Teladoc, Inc.*(a)	293,256	9,721,437
Tenet Healthcare Corp.*(a)	269,607	4,429,643

		20,643,662

Health Care Technology — 2.1%
Evolent Health, Inc. (Class A Stock)*(a)	333,900	5,943,419
HMS Holdings Corp.*	253,633	5,037,151
Tabula Rasa HealthCare, Inc.*(a)	48,260	1,290,472
Veeva Systems, Inc. (Class A Stock)*	14,130	797,073
Vocera Communications, Inc.*	147,427	4,624,785

		17,692,900

Hotels, Restaurants & Leisure — 3.6%
Churchill Downs, Inc.	9,409	1,940,136
Chuy’s Holdings, Inc.*(a)	71,044	1,495,476
Dave & Buster’s Entertainment, Inc.*(a)	88,304	4,634,194
Del Taco Restaurants, Inc.*(a)	296,143	4,542,834

	Shares	Value
COMMON STOCKS (Continued)
Hotels, Restaurants & Leisure (cont’d.)
Jack in the Box, Inc.	21,429	$2,184,044
Penn National Gaming, Inc.*(a)	53,296	1,246,593
Planet Fitness, Inc. (Class A Stock)(a)	136,569	3,684,632
Red Robin Gourmet Burgers, Inc.*(a)	30,776	2,061,992
Shake Shack, Inc. (Class A Stock)*(a)	106,735	3,546,804
Sonic Corp.(a)	181,635	4,622,611

		29,959,316

Household Durables — 1.5%
Installed Building Products, Inc.*	126,326	8,185,925
Meritage Homes Corp.*	93,835	4,166,274

		12,352,199

Internet & Direct Marketing Retail — 0.8%
Nutrisystem, Inc.(a)	114,860	6,420,674

Internet Software & Services — 5.2%
Alarm.com Holdings, Inc.*	86,415	3,904,230
Alteryx, Inc. (Class A Stock)*(a)	105,600	2,151,071
Box, Inc. (Class A Stock)*	157,930	3,051,208
ChannelAdvisor Corp.*	140,999	1,621,489
Cloudera, Inc.*(a)	149,710	2,488,179
GTT Communications, Inc.*(a)	182,995	5,791,792
Internap Corp.*	337,194	1,466,794
LogMeIn, Inc.	48,772	5,367,359
Mimecast Ltd.*	150,700	4,282,893
MuleSoft, Inc. (Class A Stock)*(a)	31,500	634,410
Q2 Holdings, Inc.*	68,100	2,836,365
Wix.com Ltd. (Israel)*(a)	132,500	9,520,125

		43,115,915

IT Services — 0.8%
EPAM Systems, Inc.*	77,662	6,828,820

Life Sciences Tools & Services — 0.6%
Charles River Laboratories International, Inc.*	23,295	2,516,326
NeoGenomics, Inc.*(a)	243,839	2,713,928

		5,230,254

Machinery — 2.1%
Colfax Corp.*	71,686	2,985,005
Kennametal, Inc.	131,487	5,304,186
Manitowoc Co., Inc. (The)*	206,141	1,855,269
Tennant Co.	43,255	2,863,481
Woodward, Inc.	60,700	4,710,927

		17,718,868

Media — 0.9%
AMC Entertainment Holdings, Inc. (Class A Stock)(a)	159,404	2,343,239
IMAX Corp.*(a)	182,800	4,140,419
Nexstar Media Group, Inc. (Class A Stock)(a)	20,513	1,277,960

		7,761,618

Metals & Mining — 1.0%
Allegheny Technologies, Inc.*(a)	57,160	1,366,123
Carpenter Technology Corp.	67,490	3,241,545
Cleveland-Cliffs, Inc.*(a)	342,437	2,448,425

A1207

AST SMALL-CAP GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Metals & Mining (cont’d.)
TimkenSteel Corp.*(a)	63,830	$1,053,195

		8,109,288

Multiline Retail — 1.0%
Ollie’s Bargain Outlet Holdings, Inc.*(a)	183,031	8,492,639

Oil, Gas & Consumable Fuels — 1.5%
Callon Petroleum Co.*(a)	423,231	4,757,116
Extraction Oil & Gas, Inc.*(a)	164,088	2,525,314
Matador Resources Co.*(a)	123,187	3,344,527
PDC Energy, Inc.*(a)	37,150	1,821,465

		12,448,422

Paper & Forest Products — 1.0%
Boise Cascade Co.*	185,707	6,481,174
KapStone Paper and Packaging Corp.(a)	78,550	1,688,040

		8,169,214

Pharmaceuticals — 3.2%
Aclaris Therapeutics, Inc.*	100,228	2,586,885
Amphastar Pharmaceuticals, Inc.*	150,922	2,696,976
Catalent, Inc.*	100,490	4,011,561
Nektar Therapeutics*	138,412	3,321,888
Reata Pharmaceuticals, Inc. (Class A Stock)*(a)	181,689	5,650,528
Supernus Pharmaceuticals, Inc.*(a)	206,610	8,264,400

		26,532,238

Professional Services — 1.0%
Kforce, Inc.	100,138	2,022,788
On Assignment, Inc.*	29,637	1,590,914
WageWorks, Inc.*	80,086	4,861,220

		8,474,922

Road & Rail — 0.7%
Daseke, Inc.*	137,340	1,792,287
Saia, Inc.*	70,771	4,433,803

		6,226,090

Semiconductors & Semiconductor Equipment — 4.3%
Cavium, Inc.*(a)	145,383	9,586,555
Cirrus Logic, Inc.*	20,490	1,092,527
Inphi Corp.*(a)	58,021	2,302,853
Integrated Device Technology, Inc.*	233,763	6,213,421
MaxLinear, Inc.*	55,900	1,327,625
Microsemi Corp.*	66,447	3,420,692
Monolithic Power Systems, Inc.	61,654	6,569,234
Semtech Corp.*	137,501	5,163,163

		35,676,070

Software — 8.5%
8x8, Inc.*	804,339	10,858,576
Callidus Software, Inc.*	288,192	7,103,933
Ellie Mae, Inc.*(a)	47,484	3,899,861
Guidewire Software, Inc.*	43,522	3,388,623
Imperva, Inc.*	116,164	5,041,518
Model N, Inc.*	171,245	2,560,113
Paycom Software, Inc.*(a)	58,167	4,360,198
Proofpoint, Inc.*(a)	137,149	11,962,136
PROS Holdings, Inc.*	186,959	4,511,321
Take-Two Interactive Software, Inc.*	28,326	2,895,767

	Shares	Value
COMMON STOCKS (Continued)
Software (cont’d.)
Upland Software, Inc.*	110,716	$2,342,751
Varonis Systems, Inc.*	287,149	12,031,543

		70,956,340

Specialty Retail — 2.0%
Burlington Stores, Inc.*	31,270	2,985,034
Children’s Place, Inc. (The)(a)	38,024	4,492,536
Five Below, Inc.*(a)	101,248	5,556,490
Tile Shop Holdings, Inc.(a)	152,499	1,936,737
Tilly’s, Inc. (Class A Stock)	145,644	1,746,272

		16,717,069

Textiles, Apparel & Luxury Goods — 0.4%
Sequential Brands Group, Inc.*(a)	261,278	781,221
Steven Madden Ltd.*	67,712	2,931,930

		3,713,151

Thrifts & Mortgage Finance — 2.9%
BofI Holding, Inc.*	227,449	6,475,473
Essent Group Ltd.*	126,361	5,117,621
LendingTree, Inc.*(a)	51,723	12,643,687

		24,236,781

Trading Companies & Distributors — 1.4%
Beacon Roofing Supply, Inc.*	79,059	4,051,774
GMS, Inc.*	144,414	5,112,256
H&E Equipment Services, Inc.	78,772	2,300,142

		11,464,172

TOTAL COMMON STOCKS (cost $637,086,573)		816,861,744

UNAFFILIATED EXCHANGE TRADED FUND — 0.3%
iShares Russell 2000 Growth ETF (cost $2,499,861)	14,500	2,594,919

TOTAL LONG-TERM INVESTMENTS (cost $639,586,434)		819,456,663

SHORT-TERM INVESTMENTS — 42.5%

AFFILIATED MUTUAL FUNDS — 41.1%
Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund(w)	11,337,241	11,337,241
Prudential Investment Portfolios 2 - Prudential Institutional Money Market Fund (cost $330,785,494; includes $330,490,891 of cash collateral for securities on loan)(b)(w)	330,741,815	330,774,890

TOTAL AFFILIATED MUTUAL FUNDS (cost $342,122,735)		342,112,131

A1208

AST SMALL-CAP GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS		September 30, 2017 (unaudited)

	Shares	Value
UNAFFILIATED FUND — 1.4%
BlackRock Liquidity Funds FedFund Portfolio (cost $11,884,744)	11,884,744	$11,884,744

TOTAL SHORT-TERM INVESTMENTS (cost $354,007,479)		353,996,875

TOTAL INVESTMENTS — 140.8% (cost $993,593,913)		1,173,453,538
Liabilities in excess of other assets — (40.8)%		(340,308,508)

NET ASSETS — 100.0%		$833,145,030

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $323,849,361; cash collateral of $330,490,891 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as the manager of the Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund and Prudential Institutional Money Market Fund.

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

    Level 1 - unadjusted quoted prices generally in active markets for identical securities.

    Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

    Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2017 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities

Common Stocks
Aerospace & Defense	$17,759,690	$—	$—
Air Freight & Logistics	3,145,559	—	—
Airlines	3,564,346	—	—
Auto Components	4,799,664	—	—
Banks	58,702,218	—	—
Biotechnology	103,450,129	—	—
Building Products	21,510,541	—	—
Capital Markets	3,497,382	—	—
Chemicals	11,537,583	—	—
Commercial Services & Supplies	6,573,964	—	—
Communications Equipment	14,083,265	—	—
Construction & Engineering	20,037,017	—	—
Construction Materials	12,631,696	—	—
Diversified Consumer Services	13,747,698	—	—
Diversified Telecommunication Services	11,016,757	—	—
Electrical Equipment	17,167,701	—	—
Electronic Equipment, Instruments & Components	21,025,123	—	—
Energy Equipment & Services	8,055,405	—	—
Equity Real Estate Investment Trusts (REITs)	15,129,315	—	—
Food Products	14,226,752	—	—
Health Care Equipment & Supplies	26,259,317	—	—
Health Care Providers & Services	20,643,662	—	—
Health Care Technology	17,692,900	—	—
Hotels, Restaurants & Leisure	29,959,316	—	—
Household Durables	12,352,199	—	—
Internet & Direct Marketing Retail	6,420,674	—	—
Internet Software & Services	43,115,915	—	—
IT Services	6,828,820	—	—
Life Sciences Tools & Services	5,230,254	—	—
Machinery	17,718,868	—	—
Media	7,761,618	—	—
Metals & Mining	8,109,288	—	—
Multiline Retail	8,492,639	—	—
Oil, Gas & Consumable Fuels	12,448,422	—	—
Paper & Forest Products	8,169,214	—	—

A1209

AST SMALL-CAP GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS		September 30, 2017 (unaudited)

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Common Stocks (continued)
Pharmaceuticals	$26,532,238	$—	$—
Professional Services	8,474,922	—	—
Road & Rail	6,226,090	—	—
Semiconductors & Semiconductor Equipment	35,676,070	—	—
Software	70,956,340	—	—
Specialty Retail	16,717,069	—	—
Textiles, Apparel & Luxury Goods	3,713,151	—	—
Thrifts & Mortgage Finance	24,236,781	—	—
Trading Companies & Distributors	11,464,172	—	—
Unaffiliated Exchange Traded Fund	2,594,919	—	—
Affiliated Mutual Funds	342,112,131	—	—
Unaffiliated Fund	11,884,744	—	—

Total	$1,173,453,538	$—	$—

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

A1210

AST SMALL-CAP GROWTH OPPORTUNITIES PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 97.6%
COMMON STOCKS — 96.6%
Aerospace & Defense — 2.6%
BWX Technologies, Inc.	58,410	$3,272,128
Esterline Technologies Corp.*	32,678	2,945,922
HEICO Corp. (Class A Stock)	91,870	7,000,493
Hexcel Corp.	56,031	3,217,300
Teledyne Technologies, Inc.*	32,113	5,111,747

		21,547,590

Air Freight & Logistics — 0.3%
Air Transport Services Group, Inc.*	103,890	2,528,683

Airlines — 0.6%
Azul SA (Brazil), ADR*	187,180	5,138,091

Auto Components — 1.8%
Cooper Tire & Rubber Co.(a)	65,982	2,467,727
LCI Industries(a)	28,870	3,344,590
Tenneco, Inc.	83,335	5,055,934
Visteon Corp.*	29,576	3,660,622

		14,528,873

Banks — 3.1%
FCB Financial Holdings, Inc. (Class A Stock)*	48,255	2,330,717
First Busey Corp.	65,289	2,047,463
First Hawaiian, Inc.	65,083	1,971,364
Great Western Bancorp, Inc.	59,566	2,458,884
Home BancShares, Inc.(a)	111,910	2,822,370
IBERIABANK Corp.	44,916	3,689,849
Sterling Bancorp(a)	148,759	3,666,909
Texas Capital Bancshares, Inc.*	20,490	1,758,042
Webster Financial Corp.	31,650	1,663,208
Western Alliance Bancorp*	57,287	3,040,794

		25,449,600

Biotechnology — 10.5%
Agios Pharmaceuticals, Inc.*(a)	27,563	1,839,830
Amicus Therapeutics, Inc.*(a)	516,610	7,790,478
Arena Pharmaceuticals, Inc.*	55,900	1,425,449
Bluebird Bio, Inc.*(a)	56,525	7,763,708
Blueprint Medicines Corp.*	97,346	6,782,096
Calithera Biosciences, Inc.*	85,892	1,352,799
Celyad SA (Belgium), ADR*(a)	32,165	1,801,240
Coherus Biosciences, Inc.*(a)	82,484	1,101,161
Cytokinetics, Inc.*	132,929	1,927,471
Eagle Pharmaceuticals, Inc.*(a)	34,940	2,083,822
Exact Sciences Corp.*(a)	77,700	3,661,224
Five Prime Therapeutics, Inc.*(a)	142,925	5,847,062
Flexion Therapeutics, Inc.*(a)	80,090	1,936,576
GlycoMimetics, Inc.*(a)	46,786	654,536
Ignyta, Inc.*(a)	273,861	3,382,183
Immune Design Corp.*(a)	167,625	1,734,919
Insmed, Inc.*(a)	52,650	1,643,207
Ionis Pharmaceuticals, Inc.*(a)	55,113	2,794,229
Iovance Biotherapeutics, Inc.*(a)	282,391	2,188,530
Ironwood Pharmaceuticals, Inc.*(a)	28,700	452,599
Jounce Therapeutics, Inc.*	44,528	693,746
Ligand Pharmaceuticals, Inc.*(a)	27,281	3,714,308
Loxo Oncology, Inc.*(a)	79,422	7,316,354
Neurocrine Biosciences, Inc.*(a)	51,528	3,157,636

	Shares	Value
COMMON STOCKS (Continued)
Biotechnology (cont’d.)
Otonomy, Inc.*	119,019	$386,812
Portola Pharmaceuticals, Inc.*	75,653	4,087,532
Sage Therapeutics, Inc.*(a)	34,219	2,131,844
Spark Therapeutics, Inc.*(a)	35,605	3,174,542
Trevena, Inc.*	12,700	32,385
Ultragenyx Pharmaceutical, Inc.*(a)	49,643	2,643,986
Vital Therapies, Inc.*(a)	223,301	1,127,670

		86,629,934

Building Products — 1.7%
AAON, Inc.(a)	98,232	3,386,548
American Woodmark Corp.*	40,031	3,852,984
Armstrong World Industries, Inc.*(a)	63,670	3,263,088
JELD-WEN Holding, Inc.*	88,780	3,153,466

		13,656,086

Capital Markets — 1.2%
Evercore, Inc. (Class A Stock)	87,071	6,987,448
Financial Engines, Inc.(a)	87,633	3,045,247

		10,032,695

Chemicals — 2.1%
Ashland Global Holdings, Inc.	51,780	3,385,894
Ferro Corp.*	190,740	4,253,502
GCP Applied Technologies, Inc.*	81,250	2,494,375
OMNOVA Solutions, Inc.*	254,781	2,789,852
PolyOne Corp.	118,692	4,751,241

		17,674,864

Commercial Services & Supplies — 1.4%
Advanced Disposal Services, Inc.*	87,231	2,197,349
Brink’s Co. (The)	29,668	2,499,529
Deluxe Corp.	53,685	3,916,858
Viad Corp.	52,449	3,194,144

		11,807,880

Communications Equipment — 1.1%
Acacia Communications, Inc.*(a)	46,415	2,186,147
Ciena Corp.*(a)	128,938	2,832,768
Lumentum Holdings, Inc.*(a)	81,443	4,426,427

		9,445,342

Construction Materials — 0.4%
Summit Materials, Inc. (Class A Stock)*	97,348	3,118,056

Consumer Finance — 0.2%
OneMain Holdings, Inc.*(a)	51,358	1,447,782

Containers & Packaging — 0.4%
Graphic Packaging Holding Co.	240,531	3,355,407

Distributors — 0.4%
Core-Mark Holding Co., Inc.(a)	93,482	3,004,511

Diversified Consumer Services — 0.7%
Grand Canyon Education, Inc.*	61,237	5,561,544

Diversified Telecommunication Services — 0.4%
ORBCOMM, Inc.*	158,740	1,662,008
Vonage Holdings Corp.*	247,775	2,016,889

		3,678,897

Electrical Equipment — 0.9%
AZZ, Inc.	60,828	2,962,324

A1211

AST SMALL-CAP GROWTH OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Electrical Equipment (cont’d.)
Generac Holdings, Inc.*(a)	91,688	$4,211,230

		7,173,554

Electronic Equipment, Instruments & Components — 3.2%
ePlus, Inc.*	53,159	4,914,550
Fabrinet (Thailand)*	68,464	2,537,276
Itron, Inc.*	67,377	5,218,349
Littelfuse, Inc.	21,197	4,152,068
Orbotech Ltd. (Israel)*	99,540	4,201,583
Rogers Corp.*	38,010	5,065,973

		26,089,799

Energy Equipment & Services — 0.2%
ProPetro Holding Corp.*(a)	131,700	1,889,895

Equity Real Estate Investment Trusts (REITs) — 1.3%
CoreSite Realty Corp.(a)	18,440	2,063,435
Corporate Office Properties Trust	69,550	2,283,327
LaSalle Hotel Properties(a)	102,945	2,987,464
Sunstone Hotel Investors, Inc.	201,835	3,243,488

		10,577,714

Food & Staples Retailing — 0.9%
Casey’s General Stores, Inc.(a)	28,208	3,087,366
PriceSmart, Inc.	44,351	3,958,327

		7,045,693

Food Products — 1.8%
Hostess Brands, Inc.*(a)	370,670	5,063,353
Nomad Foods Ltd. (United Kingdom)*	319,240	4,651,327
Post Holdings, Inc.*	24,727	2,182,652
TreeHouse Foods, Inc.*(a)	39,065	2,645,872

		14,543,204

Health Care Equipment & Supplies — 5.5%
Anika Therapeutics, Inc.*(a)	67,262	3,901,195
AtriCure, Inc.*(a)	207,891	4,650,522
Atrion Corp.	5,358	3,600,575
Cardiovascular Systems, Inc.*	97,914	2,756,279
Globus Medical, Inc. (Class A Stock)*(a)	129,359	3,844,549
ICU Medical, Inc.*	25,949	4,822,622
Integra LifeSciences Holdings Corp.*(a)	126,224	6,371,788
iRhythm Technologies, Inc.*	18,730	971,712
Masimo Corp.*	27,880	2,413,293
Natus Medical, Inc.*	148,480	5,568,000
Orthofix International NV*	76,559	3,617,413
Penumbra, Inc.*(a)	31,320	2,828,196

		45,346,144

Health Care Providers & Services — 2.4%
Acadia Healthcare Co., Inc.*(a)	70,728	3,377,969
Amedisys, Inc.*(a)	65,197	3,648,424
Teladoc, Inc.*(a)	117,100	3,881,865
US Physical Therapy, Inc.	35,502	2,181,598
WellCare Health Plans, Inc.*	39,305	6,750,241

		19,840,097

Health Care Technology — 1.4%
Cotiviti Holdings, Inc.*	64,040	2,304,159
HMS Holdings Corp.*	24,400	484,583
Medidata Solutions, Inc.*	51,871	4,049,050

	Shares	Value
COMMON STOCKS (Continued)
Health Care Technology (cont’d.)
Omnicell, Inc.*	87,910	$4,487,806

		11,325,598

Hotels, Restaurants & Leisure — 5.0%
Bloomin’ Brands, Inc.(a)	162,931	2,867,586
Bob Evans Farms, Inc.(a)	41,220	3,194,962
Dave & Buster’s Entertainment, Inc.*(a)	46,780	2,455,014
Dunkin’ Brands Group, Inc.(a)	75,412	4,002,869
Extended Stay America, Inc.	163,710	3,274,200
La Quinta Holdings, Inc.*	195,536	3,421,880
Marriott Vacations Worldwide Corp.(a)	39,236	4,886,059
Papa John’s International, Inc.(a)	30,081	2,198,019
Planet Fitness, Inc. (Class A Stock)(a)	189,040	5,100,299
Red Rock Resorts, Inc. (Class A Stock)	124,030	2,872,535
Wendy’s Co. (The)	233,670	3,628,895
Wingstop, Inc.(a)	109,412	3,637,949

		41,540,267

Household Durables — 0.7%
TopBuild Corp.*	87,780	5,720,623

Insurance — 0.8%
James River Group Holdings Ltd.	70,504	2,924,506
Primerica, Inc.	42,990	3,505,835

		6,430,341

Internet & Direct Marketing Retail — 0.1%
Wayfair, Inc. (Class A Stock)*(a)	9,922	668,743

Internet Software & Services — 4.9%
Cloudera, Inc.*(a)	161,680	2,687,122
Cornerstone OnDemand, Inc.*	50,340	2,044,307
Coupa Software, Inc.*	95,030	2,960,185
Envestnet, Inc.*	64,310	3,279,809
Five9, Inc.*	116,988	2,796,013
GrubHub, Inc.*(a)	74,083	3,901,211
j2 Global, Inc.(a)	43,119	3,185,632
LogMeIn, Inc.	83,236	9,160,122
MINDBODY, Inc. (Class A Stock)*(a)	156,480	4,045,008
Q2 Holdings, Inc.*	40,430	1,683,910
Wix.com Ltd. (Israel)*	57,810	4,153,649

		39,896,968

IT Services — 5.9%
Black Knight Financial Services, Inc. (Class A Stock)*(a)	127,565	5,491,673
Blackhawk Network Holdings, Inc.*	137,231	6,010,718
CACI International, Inc. (Class A Stock)*	25,704	3,581,852
Cardtronics PLC (Class A Stock)*	55,324	1,273,005
EPAM Systems, Inc.*	58,664	5,158,326
Euronet Worldwide, Inc.*	57,321	5,433,458
ExlService Holdings, Inc.*	41,577	2,424,771
InterXion Holding NV (Netherlands)*	110,915	5,648,901
MAXIMUS, Inc.	41,338	2,666,301
Square, Inc. (Class A Stock)*(a)	33,880	976,083
WEX, Inc.*	55,043	6,176,926
WNS Holdings Ltd. (India), ADR*	108,927	3,975,836

		48,817,850

A1212

AST SMALL-CAP GROWTH OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Shares		Value
COMMON STOCKS (Continued)
Life Sciences Tools & Services — 0.6%
INC Research Holdings, Inc. (Class A Stock)*	53,759	$2,811,596
NanoString Technologies, Inc.*	111,025	1,794,164

		4,605,760
Machinery — 3.1%
Altra Industrial Motion Corp.	164,407	7,907,976
ITT, Inc.	79,998	3,541,511
Milacron Holdings Corp.*	120,881	2,038,054
Proto Labs, Inc.*(a)	33,360	2,678,808
Rexnord Corp.*	122,390	3,109,930
Welbilt, Inc.*(a)	273,343	6,300,556

		25,576,835
Multiline Retail — 0.3%
Ollie’s Bargain Outlet Holdings, Inc.*(a)	60,072	2,787,341
Oil, Gas & Consumable Fuels — 0.8%
Diamondback Energy, Inc.*	21,853	2,140,720
PDC Energy, Inc.*	50,408	2,471,504
WildHorse Resource Development Corp.*(a)	132,400	1,763,568

		6,375,792
Paper & Forest Products — 0.7%
Boise Cascade Co.*	77,282	2,697,142
Louisiana-Pacific Corp.*	119,783	3,243,724

		5,940,866
Pharmaceuticals — 2.3%
Aerie Pharmaceuticals, Inc.*(a)	47,968	2,331,245
Aratana Therapeutics, Inc.*(a)	188,820	1,157,467
Catalent, Inc.*	110,395	4,406,968
Dermira, Inc.*(a)	86,813	2,343,951
GW Pharmaceuticals PLC (United Kingdom), ADR*(a)	27,000	2,740,230
Intersect ENT, Inc.*	132,698	4,133,543
Kala Pharmaceuticals, Inc.*(a)	58,220	1,329,745
Sienna Biopharmaceuticals, Inc.*(a)	38,640	859,740

		19,302,889
Professional Services — 1.9%
Exponent, Inc.	57,570	4,254,423
GP Strategies Corp.*	41,075	1,267,164
Huron Consulting Group, Inc.*	52,050	1,785,315
On Assignment, Inc.*	71,918	3,860,558
WageWorks, Inc.*	78,889	4,788,562

		15,956,022
Real Estate Management & Development — 0.5%
HFF, Inc. (Class A Stock)(a)	111,329	4,404,175
Road & Rail — 1.7%
Genesee & Wyoming, Inc. (Class A Stock)*	43,446	3,215,438
Knight-Swift Transportation Holdings, Inc.*(a)	136,371	5,666,215
Marten Transport Ltd.	131,118	2,694,475
Saia, Inc.*	38,010	2,381,327

		13,957,455
Semiconductors & Semiconductor Equipment — 5.5%
Advanced Energy Industries, Inc.*	46,470	3,752,917
Axcelis Technologies, Inc.*	25,210	689,494

Shares		Value
COMMON STOCKS (Continued)
Semiconductors & Semiconductor Equipment (cont’d.)
Cavium, Inc.*(a)	38,948	$2,568,231
Cohu, Inc.	14,100	336,143
Cypress Semiconductor Corp.(a)	187,540	2,816,851
Entegris, Inc.*	105,344	3,039,174
Integrated Device Technology, Inc.*	136,613	3,631,174
MACOM Technology Solutions Holdings, Inc.*(a)	80,358	3,584,770
MaxLinear, Inc.*	94,899	2,253,851
MKS Instruments, Inc.	82,618	7,803,271
Monolithic Power Systems, Inc.	44,175	4,706,846
Tower Semiconductor Ltd. (Israel)*(a)	276,905	8,514,829
Versum Materials, Inc.	33,580	1,303,576

		45,001,127
Software — 7.1%
Aspen Technology, Inc.*	51,991	3,265,555
Blackbaud, Inc.(a)	48,167	4,229,063
Fair Isaac Corp.	52,711	7,405,896
Globant SA*(a)	68,645	2,750,605
Guidewire Software, Inc.*	43,198	3,363,396
HubSpot, Inc.*(a)	49,401	4,152,154
Pegasystems, Inc.	59,214	3,413,687
Proofpoint, Inc.*(a)	72,804	6,349,965
PTC, Inc.*	44,229	2,489,208
RingCentral, Inc. (Class A Stock)*	261,976	10,937,498
Take-Two Interactive Software, Inc.*	19,533	1,996,859
Tyler Technologies, Inc.*	13,325	2,322,814
Ultimate Software Group, Inc. (The)*(a)	15,432	2,925,907
Zendesk, Inc.*	85,331	2,483,985

		58,086,592
Specialty Retail — 2.7%
Burlington Stores, Inc.*	55,447	5,292,971
Caleres, Inc.	78,062	2,382,452
Five Below, Inc.*(a)	137,341	7,537,274
Lithia Motors, Inc. (Class A Stock)(a)	40,618	4,886,752
Michaels Cos., Inc. (The)*(a)	106,098	2,277,924

		22,377,373
Textiles, Apparel & Luxury Goods — 2.6%
Carter’s, Inc.(a)	49,175	4,856,031
Oxford Industries, Inc	53,263	3,384,331
Steven Madden Ltd.*	196,255	8,497,841
Wolverine World Wide, Inc.	158,833	4,582,332

		21,320,535
Thrifts & Mortgage Finance — 1.5%
Essent Group Ltd.*	80,500	3,260,249
LendingTree, Inc.*(a)	13,487	3,296,897
MGIC Investment Corp.*	230,365	2,886,473
Walker & Dunlop, Inc.*	55,310	2,894,372

		12,337,991
Trading Companies & Distributors — 1.4%
Beacon Roofing Supply, Inc.*	92,350	4,732,938
H&E Equipment Services, Inc.	143,570	4,192,244

A1214

AST SMALL-CAP GROWTH OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Trading Companies & Distributors (cont’d.)
SiteOne Landscape Supply, Inc.*(a)	43,099	$2,504,052

.		11,429,234

TOTAL COMMON STOCKS (cost $628,727,387)		794,972,312

UNAFFILIATED EXCHANGE TRADED FUND — 1.0%
iShares Russell 2000 Growth ETF(a) (cost $7,756,916)	46,429	8,308,934

TOTAL LONG-TERM INVESTMENTS (cost $636,484,303)		803,281,246

SHORT-TERM INVESTMENTS — 34.0%

AFFILIATED MUTUAL FUNDS — 32.4%
Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund(w)	6,257,746	6,257,746
Prudential Investment Portfolios 2 - Prudential Institutional Money Market Fund (cost $260,304,998; includes $260,049,860 of cash collateral for securities on loan)(b)(w)	260,268,976	260,295,003

TOTAL AFFILIATED MUTUAL FUNDS (cost $266,562,744)		266,552,749

UNAFFILIATED FUND — 1.6%
Morgan Stanley Institutional Liquidity Funds - Government Portfolio (cost $13,152,843)	13,152,843	13,152,843

TOTAL SHORT-TERM INVESTMENTS (cost $279,715,587)		279,705,592

TOTAL INVESTMENTS — 131.6% (cost $916,199,890)		1,082,986,838
Liabilities in excess of other assets — (31.6)%		(260,165,105)

NET ASSETS — 100.0%		$822,821,733

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $254,574,343; cash collateral of $260,049,860 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund and Prudential Institutional Money Market Fund.

A1215

AST SMALL-CAP GROWTH OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2017 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$21,547,590	$ —	$ —
Air Freight & Logistics	2,528,683	—	—
Airlines	5,138,091	—	—
Auto Components	14,528,873	—	—
Banks	25,449,600	—	—
Biotechnology	86,629,934	—	—
Building Products	13,656,086	—	—
Capital Markets	10,032,695	—	—
Chemicals	17,674,864	—	—
Commercial Services & Supplies	11,807,880	—	—
Communications Equipment	9,445,342	—	—
Construction Materials	3,118,056	—	—
Consumer Finance	1,447,782	—	—
Containers & Packaging	3,355,407	—	—
Distributors	3,004,511	—	—
Diversified Consumer Services	5,561,544	—	—
Diversified Telecommunication Services	3,678,897	—	—
Electrical Equipment	7,173,554	—	—
Electronic Equipment, Instruments & Components	26,089,799	—	—
Energy Equipment & Services	1,889,895	—	—
Equity Real Estate Investment Trusts (REITs)	10,577,714	—	—
Food & Staples Retailing	7,045,693	—	—
Food Products	14,543,204	—	—
Health Care Equipment & Supplies	45,346,144	—	—
Health Care Providers & Services	19,840,097	—	—
Health Care Technology	11,325,598	—	—
Hotels, Restaurants & Leisure	41,540,267	—	—
Household Durables	5,720,623	—	—
Insurance	6,430,341	—	—
Internet & Direct Marketing Retail	668,743	—	—
Internet Software & Services	39,896,968	—	—
IT Services	48,817,850	—	—
Life Sciences Tools & Services	4,605,760	—	—
Machinery	25,576,835	—	—
Multiline Retail	2,787,341	—	—
Oil, Gas & Consumable Fuels	6,375,792	—	—
Paper & Forest Products	5,940,866	—	—
Pharmaceuticals	19,302,889	—	—
Professional Services	15,956,022	—	—
Real Estate Management & Development	4,404,175	—	—
Road & Rail	13,957,455	—	—
Semiconductors & Semiconductor Equipment	45,001,127	—	—
Software	58,086,592	—	—
Specialty Retail	22,377,373	—	—
Textiles, Apparel & Luxury Goods	21,320,535	—	—
Thrifts & Mortgage Finance	12,337,991	—	—
Trading Companies & Distributors	11,429,234	—	—

A1216

AST SMALL-CAP GROWTH OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Unaffiliated Exchange Traded Fund	$8,308,934	$—	$—
Affiliated Mutual Funds	266,552,749	—	—
Unaffiliated Fund	13,152,843	—	—

Total	$1,082,986,838	$—	$—

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

A1217

AST SMALL-CAP VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 99.2%
COMMON STOCKS — 99.0%
Aerospace & Defense — 1.7%
Engility Holdings, Inc.*	39,200	$1,359,456
Hexcel Corp.	77,270	4,436,843
Moog, Inc. (Class A Stock)*	40,350	3,366,401
Triumph Group, Inc.(a)	81,668	2,429,623
Vectrus, Inc.*	175,600	5,415,504

		17,007,827

Airlines — 0.5%
JetBlue Airways Corp.*	14,900	276,097
SkyWest, Inc.	97,900	4,297,810

		4,573,907

Auto Components — 1.7%
Cooper-Standard Holdings, Inc.*	50,000	5,798,500
Dana, Inc.	186,400	5,211,744
Horizon Global Corp.*(a)	207,588	3,661,852
Stoneridge, Inc.*	107,700	2,133,537

		16,805,633

Banks — 18.7%
1st Source Corp.	5,250	266,700
Allegiance Bancshares, Inc.*	14,300	526,240
Banc of California, Inc.(a)	84,548	1,754,371
Bank of Marin Bancorp	1,500	102,750
Bank of NT Butterfield & Son Ltd. (The) (Bermuda)	114,215	4,184,838
BankUnited, Inc.	183,387	6,523,076
Banner Corp.	12,400	759,872
Berkshire Hills Bancorp, Inc.	9,800	379,750
Boston Private Financial Holdings, Inc.	18,800	311,140
Cadence BanCorp*(a)	12,400	284,208
Cathay General Bancorp	24,300	976,860
Central Valley Community Bancorp	11,200	249,760
Chemical Financial Corp.	95,273	4,978,967
Chemung Financial Corp.	2,700	127,170
Community Trust Bancorp, Inc.	19,046	885,639
CU Bancorp*	11,300	438,158
Customers Bancorp, Inc.*	33,740	1,100,599
East West Bancorp, Inc.	19,283	1,152,738
Enterprise Financial Services Corp.	83,400	3,531,990
Farmers National Banc Corp.	40,800	614,040
Fidelity Southern Corp.	111,775	2,642,361
Financial Institutions, Inc.	65,400	1,883,520
First BanCorp. (Puerto Rico)*	740,500	3,791,360
First Business Financial Services, Inc.	24,700	561,925
First Citizens BancShares, Inc. (Class A Stock)	2,300	859,947
First Commonwealth Financial Corp.	43,800	618,894
First Community Bancshares, Inc.	29,100	847,101
First Financial Bancorp	30,300	792,345
First Financial Corp.	6,100	290,360
First Hawaiian, Inc.	22,800	690,612
First Horizon National Corp.(a)	316,516	6,061,281
First Interstate BancSystem, Inc. (Class A Stock)	33,882	1,295,987
First Merchants Corp.	77,100	3,309,903
First Midwest Bancorp, Inc.	40,700	953,194
Flushing Financial Corp.	19,100	567,652

	Shares	Value
COMMON STOCKS (Continued)
Banks (cont’d.)
FNB Corp.	511,966	$7,182,883
Franklin Financial Network, Inc.*	16,500	588,225
Fulton Financial Corp.	147,500	2,765,625
Great Southern Bancorp, Inc.	26,800	1,491,420
Green Bancorp, Inc.*	105,000	2,483,250
Hancock Holding Co.	272,598	13,207,373
Hanmi Financial Corp.	190,475	5,895,201
Heartland Financial USA, Inc.	36,700	1,812,980
Heritage Commerce Corp.	24,400	347,212
Heritage Financial Corp.	97,600	2,879,200
Hilltop Holdings, Inc.	91,300	2,373,800
Home BancShares, Inc.	36,261	914,502
HomeTrust Bancshares, Inc.*	13,900	356,535
Hope Bancorp, Inc.	174,365	3,088,004
IBERIABANK Corp.	187,775	15,425,717
Independent Bank Corp.	62,800	1,422,420
Independent Bank Corp.(a)	18,000	1,343,700
MainSource Financial Group, Inc.	29,100	1,043,526
MB Financial, Inc.	134,508	6,055,550
Midland States Bancorp, Inc.(a)	13,200	418,176
OFG Bancorp (Puerto Rico)(a)	65,000	594,750
Old Line Bancshares, Inc.	4,200	117,600
Pacific Mercantile Bancorp*	21,600	197,640
PacWest Bancorp	15,600	787,956
Peoples Bancorp, Inc.	35,500	1,192,445
Pinnacle Financial Partners, Inc.	42,310	2,832,655
Preferred Bank	51,900	3,132,165
Premier Financial Bancorp, Inc.	6,650	144,904
Republic Bancorp, Inc. (Class A Stock)	9,646	375,133
Shore Bancshares, Inc.	10,500	174,825
Sierra Bancorp	15,700	426,255
South State Corp.	4,911	442,236
Southern National Bancorp of Virginia, Inc.	11,700	198,783
Southwest Bancorp, Inc.	21,533	593,234
Sterling Bancorp(a)	499,961	12,324,039
TCF Financial Corp.	257,491	4,387,647
Texas Capital Bancshares, Inc.*	22,900	1,964,820
Towne Bank(a)	8,796	294,666
TriCo Bancshares	97,800	3,985,350
TriState Capital Holdings, Inc.*	31,500	721,350
Triumph Bancorp, Inc.*	22,400	722,400
Trustmark Corp.	14,100	466,992
Umpqua Holdings Corp.	139,200	2,715,792
United Community Banks, Inc.	222,000	6,335,880
Univest Corp. of Pennsylvania	183,848	5,883,136
West Bancorporation, Inc.	11,600	283,040
Wintrust Financial Corp.	108,800	8,520,128

		185,226,428

Biotechnology — 1.5%
Acceleron Pharma, Inc.*	36,600	1,365,912
Acorda Therapeutics, Inc.*(a)	83,300	1,970,045
AMAG Pharmaceuticals, Inc.*(a)	42,900	791,505
Corvus Pharmaceuticals, Inc.*(a)	98,400	1,568,496
Immune Design Corp.*(a)	176,400	1,825,740
Karyopharm Therapeutics, Inc.*	122,300	1,342,854
Lexicon Pharmaceuticals, Inc.*(a)	40,700	500,203
Minerva Neurosciences, Inc.*(a)	154,600	1,174,960
Momenta Pharmaceuticals, Inc.*	70,600	1,306,100

A1218

AST SMALL-CAP VALUE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Biotechnology (cont’d.)
Retrophin, Inc.*(a)	51,900	$1,291,791
Rigel Pharmaceuticals, Inc.*	237,400	602,996
Sage Therapeutics, Inc.*(a)	4,900	305,270
Ultragenyx Pharmaceutical, Inc.*(a)	4,900	260,974
Vanda Pharmaceuticals, Inc.*	22,900	409,910

		14,716,756

Building Products — 0.6%
JELD-WEN Holding, Inc.*	8,200	291,264
Masonite International Corp.*	42,675	2,953,109
Universal Forest Products, Inc.	22,300	2,188,968

		5,433,341

Capital Markets — 1.2%
BGC Partners, Inc. (Class A Stock)	113,200	1,638,004
Federated Investors, Inc. (Class B Stock)(a)	52,473	1,558,448
Hercules Capital, Inc.(a)	321,781	4,150,975
Houlihan Lokey, Inc.	14,100	551,733
INTL. FCStone, Inc.*	17,300	662,936
OM Asset Management PLC	59,700	890,723
Piper Jaffray Cos	36,600	2,172,210

		11,625,029

Chemicals — 2.5%
Chemours Co. (The)	33,300	1,685,313
FutureFuel Corp.	47,600	749,224
HB Fuller Co.	69,082	4,010,901
Ingevity Corp.*	40,916	2,556,023
Innophos Holdings, Inc.	37,000	1,820,030
Minerals Technologies, Inc.	8,600	607,590
Olin Corp.	80,143	2,744,898
OMNOVA Solutions, Inc.*	13,500	147,825
Trinseo SA	82,700	5,549,170
Valvoline, Inc.	201,537	4,726,043
Venator Materials PLC*(a)	24,700	558,219

		25,155,236

Commercial Services & Supplies — 2.9%
ABM Industries, Inc.	69,300	2,890,503
ACCO Brands Corp.*	482,600	5,742,940
CECO Environmental Corp.	17,100	144,666
Clean Harbors, Inc.*	70,645	4,005,572
Essendant, Inc.	11,200	147,504
Kimball International, Inc. (Class B Stock)	25,300	500,181
LSC Communications, Inc.	3,079	50,834
Matthews International Corp. (Class A Stock)	48,593	3,024,914
Quad/Graphics, Inc.	180,900	4,090,149
RR Donnelley & Sons Co.	8,111	83,543
Team, Inc.*(a)	321,414	4,290,877
Tetra Tech, Inc.	43,784	2,038,145
VSE Corp.	35,500	2,018,530

		29,028,358

Communications Equipment — 0.7%
ADTRAN, Inc.	31,000	744,000
Extreme Networks, Inc.*	362,800	4,313,692
Oclaro, Inc.*(a)	64,000	552,320

	Shares	Value
COMMON STOCKS (Continued)
Communications Equipment (cont’d.)
Sonus Networks, Inc.*	217,500	$1,663,875

		7,273,887

Construction & Engineering — 1.3%
EMCOR Group, Inc.	138,539	9,611,836
HC2 Holdings, Inc.*	290,500	1,533,840
Tutor Perini Corp.*	69,000	1,959,600

		13,105,276

Consumer Finance — 1.2%
Enova International, Inc.*(a)	53,800	723,610
EZCORP, Inc. (Class A Stock)*(a)	174,100	1,653,950
FirstCash, Inc.	32,140	2,029,641
Green Dot Corp. (Class A Stock)*	22,100	1,095,718
SLM Corp.*	565,183	6,482,649

		11,985,568

Containers & Packaging — 0.6%
Berry Global Group, Inc.*	6,000	339,900
Silgan Holdings, Inc.	119,112	3,505,466
Sonoco Products Co.	47,845	2,413,780

		6,259,146

Diversified Consumer Services — 0.1%
K12, Inc.*	79,600	1,420,064

Diversified Financial Services — 0.1%
Marlin Business Services Corp.	18,700	537,625

Diversified Telecommunication Services — 0.4%
Cogent Communications Holdings, Inc.	58,727	2,871,750
IDT Corp. (Class B Stock)	66,100	930,688

		3,802,438

Electric Utilities — 3.2%
El Paso Electric Co.	31,000	1,712,750
Genie Energy Ltd. (Class B Stock)(a)	77,700	508,935
Great Plains Energy, Inc.	170,525	5,166,908
Hawaiian Electric Industries, Inc.	70,853	2,364,365
IDACORP, Inc.	82,154	7,223,801
MGE Energy, Inc.	14,100	910,860
Portland General Electric Co.	251,041	11,457,511
Spark Energy, Inc. (Class A Stock)(a)	97,600	1,464,000
Westar Energy, Inc.	25,400	1,259,840

		32,068,970

Electrical Equipment — 1.5%
Generac Holdings, Inc.*(a)	92,169	4,233,322
General Cable Corp.(a)	294,800	5,556,980
Regal Beloit Corp.	65,218	5,152,222

		14,942,524

Electronic Equipment, Instruments & Components — 2.3%
Anixter International, Inc.*	6,400	544,000
Benchmark Electronics, Inc.*	171,900	5,870,385
Fitbit, Inc. (Class A Stock)*(a)	169,700	1,181,112
Insight Enterprises, Inc.*	152,200	6,989,024
Kimball Electronics, Inc.*	74,175	1,605,889
Plexus Corp.*	17,500	981,400
Sanmina Corp.*	82,168	3,052,541
Tech Data Corp.*	27,044	2,402,859

A1219

AST SMALL-CAP VALUE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Electronic Equipment, Instruments & Components (cont’d.)
Vishay Precision Group, Inc.*	22,400	$546,560

		23,173,770

Energy Equipment & Services — 0.9%
Archrock, Inc.	38,400	481,920
Exterran Corp.*	92,300	2,917,603
Mammoth Energy Services, Inc.*(a)	7,000	118,020
McDermott International, Inc.*	540,700	3,930,889
Select Energy Services, Inc. (Class A Stock)*(a)	117,211	1,865,999

		9,314,431

Equity Real Estate Investment Trusts (REITs) — 8.1%
Agree Realty Corp.	9,000	441,720
American Assets Trust, Inc.	7,600	302,252
American Campus Communities, Inc.	38,100	1,682,115
Ashford Hospitality Trust, Inc.(a)	527,800	3,520,426
Bluerock Residential Growth REIT, Inc.	53,100	587,286
Cedar Realty Trust, Inc.	49,800	279,876
Chesapeake Lodging Trust	42,500	1,146,225
Columbia Property Trust, Inc.	167,949	3,656,250
CorEnergy Infrastructure Trust, Inc., REIT(a)	6,100	215,635
CoreSite Realty Corp.(a)	21,400	2,394,660
Corporate Office Properties Trust	165,969	5,448,762
Cousins Properties, Inc.(a)	311,008	2,904,815
DCT Industrial Trust, Inc.	78,000	4,517,760
DiamondRock Hospitality Co.(a)	333,700	3,654,015
EastGroup Properties, Inc.	4,400	387,728
Education Realty Trust, Inc.	112,821	4,053,659
First Industrial Realty Trust, Inc.	103,400	3,111,306
Franklin Street Properties Corp.	10,900	115,758
GEO Group, Inc. (The)	224,550	6,040,395
Getty Realty Corp.	35,700	1,021,377
Highwoods Properties, Inc.	31,500	1,640,835
Hudson Pacific Properties, Inc.	20,900	700,777
InfraREIT, Inc.	97,500	2,181,075
Kite Realty Group Trust	69,000	1,397,250
Lexington Realty Trust	276,709	2,827,966
NexPoint Residential Trust, Inc.	28,587	678,370
Parkway, Inc.	39,674	913,692
Preferred Apartment Communities, Inc. (Class A Stock)	123,111	2,324,336
QTS Realty Trust, Inc. (Class A Stock)(a)	11,900	623,084
Ramco-Gershenson Properties Trust	71,700	932,817
Retail Opportunity Investments Corp.(a)	152,200	2,893,322
Rexford Industrial Realty, Inc.	60,200	1,722,924
RLJ Lodging Trust(a)	55,322	1,217,084
Starwood Waypoint Homes(a)	14,600	531,002
Summit Hotel Properties, Inc.	260,800	4,170,192
Sun Communities, Inc.	14,100	1,208,088
Sunstone Hotel Investors, Inc.	202,202	3,249,386
Urstadt Biddle Properties, Inc. (Class A Stock)	31,300	679,210
Xenia Hotels & Resorts, Inc.	225,300	4,742,565

		80,115,995

Food & Staples Retailing — 0.7%
Performance Food Group Co.*	92,771	2,620,781
SpartanNash Co.	147,700	3,894,849

	Shares	Value
COMMON STOCKS (Continued)
Food & Staples Retailing (cont’d.)
SUPERVALU, Inc.*	26,214	$570,155

		7,085,785

Food Products — 2.6%
B&G Foods, Inc.(a)	78,401	2,497,072
Darling Ingredients, Inc.*	260,313	4,560,684
Dean Foods Co.(a)	104,400	1,135,872
Hain Celestial Group, Inc. (The)*	134,310	5,526,857
Hostess Brands, Inc.*(a)	235,129	3,211,862
Sanderson Farms, Inc.(a)	6,700	1,082,184
Snyder’s-Lance, Inc.(a)	87,608	3,341,369
TreeHouse Foods, Inc.*(a)	70,808	4,795,826

		26,151,726

Gas Utilities — 1.1%
New Jersey Resources Corp.	87,900	3,704,985
Southwest Gas Holdings, Inc.	51,100	3,966,382
Spire, Inc.	22,900	1,709,485
WGL Holdings, Inc.	16,500	1,389,300

		10,770,152

Health Care Equipment & Supplies — 0.4%
Invacare Corp.(a)	184,600	2,907,450
Lantheus Holdings, Inc.*	48,600	865,080

		3,772,530

Health Care Providers & Services — 3.1%
Community Health Systems, Inc.*(a)	689,000	5,291,520
Cross Country Healthcare, Inc.*	57,800	822,494
Diplomat Pharmacy, Inc.*(a)	172,000	3,562,120
Envision Healthcare Corp.*	85,971	3,864,396
HealthSouth Corp.(a)	125,318	5,808,489
Kindred Healthcare, Inc.	102,800	699,040
Molina Healthcare, Inc.*(a)	34,500	2,372,220
Owens & Minor, Inc.(a)	88,300	2,578,360
Patterson Cos., Inc.(a)	113,799	4,398,331
WellCare Health Plans, Inc.*	7,200	1,236,528

		30,633,498

Hotels, Restaurants & Leisure — 0.3%
Brinker International, Inc.(a)	15,000	477,900
Buffalo Wild Wings, Inc.*	15,675	1,656,848
Pinnacle Entertainment, Inc.*	24,600	524,226

		2,658,974

Household Durables — 1.0%
Beazer Homes USA, Inc.*	153,600	2,878,464
Hooker Furniture Corp.	31,000	1,480,250
KB Home(a)	134,400	3,241,728
Libbey, Inc.	56,700	525,042
Lifetime Brands, Inc.	92,300	1,689,090
NACCO Industries, Inc. (Class A Stock)	5,300	454,740

		10,269,314

Household Products — 0.7%
Central Garden & Pet Co. (Class A Stock)*	176,000	6,545,440

Independent Power & Renewable Electricity Producers — 0.7%
Atlantic Power Corp.*	150,700	369,215
Dynegy, Inc.*(a)	295,200	2,890,008

A1220

AST SMALL-CAP VALUE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Independent Power & Renewable Electricity Producers (cont’d.)
Ormat Technologies, Inc.	59,300	$3,620,265

		6,879,488

Insurance — 4.5%
American Equity Investment Life Holding Co.	242,600	7,054,808
Aspen Insurance Holdings Ltd. (Bermuda)	26,600	1,074,639
CNO Financial Group, Inc.	282,046	6,582,954
Federated National Holding Co.	35,900	560,399
First American Financial Corp.	50,700	2,533,479
Hanover Insurance Group, Inc. (The)	57,513	5,574,735
Horace Mann Educators Corp.	159,045	6,258,421
Infinity Property & Casualty Corp.	43,323	4,081,027
Kinsale Capital Group, Inc.	28,000	1,208,760
Maiden Holdings Ltd.(a)	13,700	108,915
National General Holdings Corp.	86,768	1,658,136
Selective Insurance Group, Inc.	33,600	1,809,360
Stewart Information Services Corp.	53,400	2,016,384
United Fire Group, Inc.	6,400	293,248
Universal Insurance Holdings, Inc.(a)	15,800	363,400
Validus Holdings Ltd.	80,573	3,964,997

		45,143,662

Internet Software & Services — 0.2%
Bankrate, Inc.*	41,000	571,950
Limelight Networks, Inc.*	299,000	1,187,030

		1,758,980

IT Services — 3.0%
Blackhawk Network Holdings, Inc.*	132,095	5,785,761
CACI International, Inc. (Class A Stock)*	26,124	3,640,379
CSRA, Inc.	202,565	6,536,773
Sykes Enterprises, Inc.*	85,900	2,504,844
Travelport Worldwide Ltd	298,000	4,678,599
Unisys Corp.*(a)	172,600	1,467,100
Virtusa Corp.*	127,944	4,833,724

		29,447,180

Leisure Products — 0.3%
Callaway Golf Co.	190,198	2,744,557

Life Sciences Tools & Services — 0.5%
Charles River Laboratories International, Inc.*	48,970	5,289,739

Machinery — 5.2%
Actuant Corp. (Class A Stock)(a)	118,089	3,023,078
Altra Industrial Motion Corp.	63,885	3,072,869
EnPro Industries, Inc.	84,975	6,843,037
FreightCar America, Inc.	16,500	322,740
Global Brass & Copper Holdings, Inc.	176,800	5,975,840
Hurco Cos., Inc.	4,500	187,200
Hyster-Yale Materials Handling, Inc.	14,900	1,138,956
ITT, Inc.	101,016	4,471,978
Kadant, Inc.	43,800	4,316,490
LB Foster Co. (Class A Stock)*	11,700	266,175
Meritor, Inc.*	232,400	6,044,724
Milacron Holdings Corp.*	249,508	4,206,705
Standex International Corp.	52,248	5,548,738
TriMas Corp.*	167,960	4,534,920

	Shares	Value
COMMON STOCKS (Continued)
Machinery (cont’d.)
Wabash National Corp.(a)	89,700	$2,046,954

		52,000,404

Marine — 0.1%
Costamare, Inc. (Monaco)(a)	185,471	1,146,211

Media — 1.0%
Gray Television, Inc.*	52,600	825,820
Nexstar Media Group, Inc. (Class A Stock)(a)	89,857	5,598,091
Salem Media Group, Inc.	97,500	643,500
Sinclair Broadcast Group, Inc. (Class A Stock)(a)	62,816	2,013,253
tronc, Inc.*	78,900	1,146,417

		10,227,081

Metals & Mining — 0.9%
AK Steel Holding Corp.*(a)	374,200	2,091,778
Allegheny Technologies, Inc.*(a)	154,417	3,690,566
Cleveland-Cliffs, Inc.*(a)	234,700	1,678,105
Commercial Metals Co.	70,200	1,335,906
Ryerson Holding Corp.*	6,100	66,185
Schnitzer Steel Industries, Inc. (Class A Stock)	14,900	419,435

		9,281,975

Mortgage Real Estate Investment Trusts (REITs) — 1.7%
AG Mortgage Investment Trust, Inc.	13,900	267,436
Blackstone Mortgage Trust, Inc. (Class A Stock)(a)	223,960	6,947,239
Capstead Mortgage Corp.(a)	352,003	3,396,829
Invesco Mortgage Capital, Inc.	133,800	2,291,994
Redwood Trust, Inc.(a)	217,900	3,549,591

		16,453,089

Multi-Utilities — 0.2%
NorthWestern Corp.	31,300	1,782,222
Unitil Corp.	11,700	578,682

		2,360,904

Oil, Gas & Consumable Fuels — 3.3%
Abraxas Petroleum Corp.*(a)	1,043,500	1,961,780
Arch Coal, Inc. (Class A Stock)(a)	8,500	609,790
Callon Petroleum Co.*(a)	278,087	3,125,698
Carrizo Oil & Gas, Inc.*(a)	188,711	3,232,619
Delek US Holdings, Inc.	149,500	3,996,135
Denbury Resources, Inc.*(a)	1,268,900	1,700,326
Eclipse Resources Corp.*	285,200	713,000
EP Energy Corp. (Class A Stock)*(a)	159,700	520,622
Green Plains, Inc.	19,900	400,985
International Seaways, Inc.*	40,100	789,970
Midstates Petroleum Co., Inc.*	38,400	596,736
Pacific Ethanol, Inc.*	140,400	779,220
Par Pacific Holdings, Inc.*(a)	30,000	624,000
Peabody Energy Corp.*	12,200	353,922
Renewable Energy Group, Inc.*(a)	137,700	1,673,055
REX American Resources Corp.*(a)	3,500	328,405
SemGroup Corp. (Class A Stock)(a)	73,900	2,124,625
SRC Energy, Inc.*(a)	512,230	4,953,264
W&T Offshore, Inc.*(a)	593,100	1,808,955

A1221

AST SMALL-CAP VALUE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Oil, Gas & Consumable Fuels (cont’d.)
World Fuel Services Corp.	84,216	$2,855,765

		33,148,872

Paper & Forest Products — 0.6%
Boise Cascade Co.*	22,800	795,720
KapStone Paper and Packaging Corp.(a)	21,700	466,333
Louisiana-Pacific Corp.*	94,300	2,553,644
Schweitzer-Mauduit International, Inc.	62,000	2,570,520

		6,386,217

Pharmaceuticals — 0.8%
Amphastar Pharmaceuticals, Inc.*	31,500	562,905
Kala Pharmaceuticals, Inc.*(a)	57,700	1,317,868
Lannett Co., Inc.*(a)	86,800	1,601,460
Revance Therapeutics, Inc.*(a)	24,400	672,220
Zogenix, Inc.*(a)	100,100	3,508,505

		7,662,958

Professional Services — 2.1%
Acacia Research Corp.*	212,800	968,240
Heidrick & Struggles International, Inc.	4,529	95,788
Huron Consulting Group, Inc.*	101,102	3,467,799
Kelly Services, Inc. (Class A Stock)	93,700	2,350,933
Korn/Ferry International	159,462	6,287,587
RPX Corp.*	112,600	1,495,328
TriNet Group, Inc.*	63,200	2,124,784
TrueBlue, Inc.*	161,700	3,630,165

		20,420,624

Real Estate Management & Development — 0.1%
Forestar Group, Inc.*^	19,900	342,280
Redfin Corp.*(a)	9,100	228,319

		570,599

Road & Rail — 1.3%
ArcBest Corp.	205,300	6,867,285
Roadrunner Transportation Systems, Inc.*	147,300	1,403,769
Schneider National, Inc. (Class B Stock)(a) .	28,400	718,520
YRC Worldwide, Inc.*	247,000	3,408,600

		12,398,174

Semiconductors & Semiconductor Equipment — 1.5%
Alpha & Omega Semiconductor Ltd.*	148,179	2,443,472
Amkor Technology, Inc.*	310,500	3,275,775
First Solar, Inc.*	16,200	743,256
MACOM Technology Solutions Holdings, Inc.*(a)	117,841	5,256,887
Photronics, Inc.*	100,400	888,540
Semtech Corp.*	57,544	2,160,777
Xcerra Corp.*	49,700	489,545

		15,258,252

Software — 1.3%
BroadSoft, Inc.*(a)	89,399	4,496,770
QAD, Inc. (Class A Stock)	21,400	735,090
Rubicon Project, Inc. (The)*	34,800	135,372
Take-Two Interactive Software, Inc.*	41,400	4,232,322
TiVo Corp.	179,650	3,566,053

		13,165,607

	Shares	Value
COMMON STOCKS (Continued)
Specialty Retail — 3.2%
Caleres, Inc.	50,500	$1,541,260
Children’s Place, Inc. (The)(a)	23,600	2,788,340
Citi Trends, Inc.	22,300	443,101
Conn’s, Inc.*(a)	47,500	1,337,125
DSW, Inc. (Class A Stock)(a)	138,388	2,972,574
Express, Inc.*	75,420	509,839
Floor & Decor Holdings, Inc. (Class A Stock)*	10,000	389,300
GNC Holdings, Inc. (Class A Stock)	38,200	337,688
Michaels Cos., Inc. (The)*	80,504	1,728,421
Murphy USA, Inc.*(a)	125,211	8,639,559
Office Depot, Inc.	1,314,900	5,969,646
Pier 1 Imports, Inc.(a)	299,800	1,256,162
Tailored Brands, Inc.(a)	281,290	4,061,828

		31,974,843

Technology Hardware, Storage & Peripherals — 0.4%
Diebold Nixdorf, Inc.(a)	169,118	3,864,346

Textiles, Apparel & Luxury Goods — 1.0%
Deckers Outdoor Corp.*	21,500	1,470,815
Iconix Brand Group, Inc.*(a)	372,000	2,116,680
Oxford Industries, Inc.	41,208	2,618,356
Perry Ellis International, Inc.*	34,400	813,904
Steven Madden Ltd.*	67,962	2,942,755

		9,962,510

Thrifts & Mortgage Finance — 2.1%
Charter Financial Corp.	36,200	670,786
Dime Community Bancshares, Inc.	66,100	1,421,150
First Defiance Financial Corp.	13,500	708,615
Flagstar Bancorp, Inc.*	39,370	1,396,848
HomeStreet, Inc.*	29,200	788,400
Meta Financial Group, Inc.	29,200	2,289,280
MGIC Investment Corp.*	346,500	4,341,645
PennyMac Financial Services, Inc. (Class A Stock)*	118,400	2,107,520
Provident Financial Holdings, Inc.	11,000	215,600
Radian Group, Inc.	20,600	385,014
TrustCo Bank Corp. NY	106,100	944,290
United Community Financial Corp.	35,100	336,960
Walker & Dunlop, Inc.*(a)	99,900	5,227,767
WSFS Financial Corp.	4,500	219,375

		21,053,250

Trading Companies & Distributors — 1.3%
Applied Industrial Technologies, Inc.	3,800	250,040
CAI International, Inc.*	36,200	1,097,584
DXP Enterprises, Inc.*	38,200	1,202,918
MRC Global, Inc.*	250,900	4,388,241
Neff Corp. (Class A Stock)*	1,600	40,000
NOW, Inc.*(a)	271,100	3,743,891
Titan Machinery, Inc.*	55,000	854,150
Veritiv Corp.*	30,000	975,000

		12,551,824

Water Utilities — 0.1%
Artesian Resources Corp. (Class A Stock)	5,500	207,900

A1222

AST SMALL-CAP VALUE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Water Utilities (cont’d.)
Consolidated Water Co., Ltd. (Cayman Islands)(a)	47,900	$613,119

		821,019

TOTAL COMMON STOCKS (cost $814,274,978)		983,431,993

UNAFFILIATED EXCHANGE TRADED FUND — 0.2%
iShares Russell 2000 Value ETF(a) (cost $1,468,275)	12,592	1,562,919

TOTAL LONG-TERM INVESTMENTS (cost $815,743,253)		984,994,912

SHORT-TERM INVESTMENTS — 21.1%
AFFILIATED MUTUAL FUNDS
Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund(w)	9,310,745	9,310,745
Prudential Investment Portfolios 2 - Prudential Institutional Money Market Fund (cost $200,611,701; includes $200,427,395 of cash collateral for securities on loan)(b)(w)	200,582,820	200,602,878

TOTAL SHORT-TERM INVESTMENTS (cost $209,922,446)		209,913,623

Value
TOTAL INVESTMENTS — 120.3% (cost $1,025,665,699)	$1,194,908,535
Liabilities in excess of other assets(z) — (20.3)%	(201,893,519)

NET ASSETS — 100.0%	$993,015,016

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.
^	Indicates a Level 3 security. The aggregate value of Level 3 securities is $342,280 and 0.0% of net assets.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $196,767,685; cash collateral of $200,427,395 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund and Prudential Institutional Money Market Fund.
(z)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts outstanding at September 30, 2017:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Position:
47	Russell 2000 Mini Index	Dec. 2017	$3,344,285	$3,508,315	$164,030

Cash of $406,000 has been segregated with Goldman Sachs & Co. to cover requirements for open futures contracts at September 30, 2017.

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2017 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$17,007,827	$—	$—
Airlines	4,573,907	—	—
Auto Components	16,805,633	—	—
Banks	185,226,428	—	—

A1223

AST SMALL-CAP VALUE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Common Stocks (continued)
Biotechnology	$14,716,756	$—	$—
Building Products	5,433,341	—	—
Capital Markets	11,625,029	—	—
Chemicals	25,155,236	—	—
Commercial Services & Supplies	29,028,358	—	—
Communications Equipment	7,273,887	—	—
Construction & Engineering	13,105,276	—	—
Consumer Finance	11,985,568	—	—
Containers & Packaging	6,259,146	—	—
Diversified Consumer Services	1,420,064	—	—
Diversified Financial Services	537,625	—	—
Diversified Telecommunication Services	3,802,438	—	—
Electric Utilities	32,068,970	—	—
Electrical Equipment	14,942,524	—	—
Electronic Equipment, Instruments & Components	23,173,770	—	—
Energy Equipment & Services	9,314,431	—	—
Equity Real Estate Investment Trusts (REITs)	80,115,995	—	—
Food & Staples Retailing	7,085,785	—	—
Food Products	26,151,726	—	—
Gas Utilities	10,770,152	—	—
Health Care Equipment & Supplies	3,772,530	—	—
Health Care Providers & Services	30,633,498	—	—
Hotels, Restaurants & Leisure	2,658,974	—	—
Household Durables	10,269,314	—	—
Household Products	6,545,440	—	—
Independent Power & Renewable Electricity
Producers	6,879,488	—	—
Insurance	45,143,662	—	—
Internet Software & Services	1,758,980	—	—
IT Services	29,447,180	—	—
Leisure Products	2,744,557	—	—
Life Sciences Tools & Services	5,289,739	—	—
Machinery	52,000,404	—	—
Marine	1,146,211	—	—
Media	10,227,081	—	—
Metals & Mining	9,281,975	—	—
Mortgage Real Estate Investment Trusts (REITs)	16,453,089	—	—
Multi-Utilities	2,360,904	—	—
Oil, Gas & Consumable Fuels	33,148,872	—	—
Paper & Forest Products	6,386,217	—	—
Pharmaceuticals	7,662,958	—	—
Professional Services	20,420,624	—	—
Real Estate Management & Development	228,319	—	342,280
Road & Rail	12,398,174	—	—
Semiconductors & Semiconductor Equipment	15,258,252	—	—
Software	13,165,607	—	—
Specialty Retail	31,974,843	—	—
Technology Hardware, Storage & Peripherals	3,864,346	—	—
Textiles, Apparel & Luxury Goods	9,962,510	—	—
Thrifts & Mortgage Finance	21,053,250	—	—
Trading Companies & Distributors	12,551,824	—	—
Water Utilities	821,019	—	—
Unaffiliated Exchange Traded Fund	1,562,919	—	—
Affiliated Mutual Funds	209,913,623	—	—
Other Financial Instruments*
Futures Contracts	164,030	—	—

Total	$1,194,730,285	$—	$342,280

*Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and exchange-traded swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

A1224

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 89.1%
COMMON STOCKS — 52.5%
Aerospace & Defense — 0.9%
Axon Enterprise, Inc.*(a)	97,700	$2,214,859
Boeing Co. (The)	224,000	56,943,040
BWX Technologies, Inc.	64,200	3,596,484
DigitalGlobe, Inc.*	72,360	2,550,690
HEICO Corp. (Class A Stock)	20,496	1,561,795
Hexcel Corp.	5,828	334,644
Meggitt PLC (United Kingdom)	2,298,764	16,056,192
Northrop Grumman Corp.	63,000	18,126,360
Rockwell Collins, Inc.	111,100	14,521,881
Teledyne Technologies, Inc.*	5,600	891,408
Textron, Inc.	344,300	18,550,884
Triumph Group, Inc.(a)	90,300	2,686,425

		138,034,662

Air Freight & Logistics — 0.2%
C.H. Robinson Worldwide, Inc.(a)	100,746	7,666,771
FedEx Corp.	104,400	23,550,552

		31,217,323

Airlines — 0.4%
Alaska Air Group, Inc.	21,600	1,647,432
American Airlines Group, Inc.(a)	436,300	20,719,887
Delta Air Lines, Inc.	391,800	18,892,596
United Continental Holdings, Inc.*	236,300	14,385,944

		55,645,859

Auto Components — 0.4%
Adient PLC	31,900	2,679,281
Aisin Seiki Co. Ltd. (Japan)	121,000	6,379,448
Autoliv, Inc. (Sweden)	88,890	10,996,603
Gentherm, Inc.*	84,700	3,146,605
GKN PLC (United Kingdom)	1,850,553	8,574,646
Koito Manufacturing Co. Ltd. (Japan)	72,900	4,577,769
Magna International, Inc. (Canada)(a)	333,800	17,818,244
Sumitomo Rubber Industries Ltd. (Japan)	291,100	5,342,891

		59,515,487

Automobiles — 0.4%
Bayerische Motoren Werke AG (Germany)	84,307	8,556,626
Honda Motor Co. Ltd. (Japan)	588,800	17,393,463
Suzuki Motor Corp. (Japan)	239,100	12,549,184
Tesla, Inc.*(a)	27,800	9,482,580
Toyota Motor Corp. (Japan)	297,800	17,757,347

		65,739,200

Banks — 4.5%
ABN AMRO Group NV (Netherlands), GDR, 144A	243,597	7,294,283
Ameris Bancorp	68,800	3,302,400
Australia & New Zealand Banking Group Ltd. (Australia)	889,887	20,728,664
Bank of America Corp.	983,791	24,929,264
BankUnited, Inc.	107,300	3,816,661
Barclays PLC (United Kingdom), ADR(a)	337,906	3,497,327
BNP Paribas SA (France)	349,802	28,220,392
Bridge Bancorp, Inc.	51,400	1,745,030
Citigroup, Inc.	969,131	70,494,589
Citizens Financial Group, Inc.	403,800	15,291,906
CoBiz Financial, Inc.	80,190	1,574,932

	Shares	Value
COMMON STOCKS (Continued)
Banks (cont’d.)
Commerzbank AG (Germany)*	399,250	$5,444,738
Danske Bank A/S (Denmark)	331,348	13,278,304
DBS Group Holdings Ltd. (Singapore)	1,075,262	16,552,657
DNB ASA (Norway)	1,301,888	26,285,215
East West Bancorp, Inc.	57,800	3,455,284
Erste Group Bank AG (Austria)*	222,072	9,594,585
Fifth Third Bancorp(a)	951,600	26,625,768
First Republic Bank	221,302	23,117,207
Hilltop Holdings, Inc.	108,100	2,810,600
Home BancShares, Inc.(a)	132,636	3,345,080
ING Groep NV (Netherlands)	1,468,114	27,060,645
Intesa Sanpaolo SpA (Italy)	4,498,626	15,926,444
JPMorgan Chase & Co.	905,668	86,500,351
KeyCorp	781,300	14,704,066
Lloyds Banking Group PLC (United Kingdom)	18,489,830	16,802,736
National Bank Holdings Corp. (Class A Stock)	51,400	1,834,466
National Bank of Canada (Canada)	380,400	18,307,369
Nordea Bank AB (Sweden)	1,925,141	26,138,065
Pacific Premier Bancorp, Inc.*	44,800	1,691,200
Pinnacle Financial Partners, Inc.	44,968	3,010,608
Popular, Inc. (Puerto Rico)	68,500	2,461,890
Prosperity Bancshares, Inc.(a)	43,110	2,833,620
Seacoast Banking Corp. of Florida*	65,400	1,562,406
Signature Bank*	34,000	4,353,360
Standard Chartered PLC (United Kingdom)* .	862,472	8,575,629
Sumitomo Mitsui Trust Holdings, Inc. (Japan)	371,781	13,429,736
SVB Financial Group*	20,900	3,910,181
Svenska Handelsbanken AB (Sweden) (Class A Stock)	1,403,561	21,205,425
Texas Capital Bancshares, Inc.*	35,660	3,059,628
Towne Bank(a)	112,200	3,758,700
U.S. Bancorp	93,400	5,005,306
United Overseas Bank Ltd. (Singapore)	529,400	9,193,433
Webster Financial Corp.(a)	76,900	4,041,095
Wells Fargo & Co.	1,281,608	70,680,681
Westamerica Bancorporation(a)	17,900	1,065,766
Western Alliance Bancorp*	90,200	4,787,816

		683,305,508

Beverages — 0.9%
Boston Beer Co., Inc. (The) (Class A Stock)*(a)	17,000	2,655,400
Coca-Cola Co. (The)	700,900	31,547,509
Constellation Brands, Inc. (Class A Stock)	69,346	13,831,060
Diageo PLC (United Kingdom)	539,826	17,752,425
Dr. Pepper Snapple Group, Inc.	162,000	14,332,140
Kirin Holdings Co. Ltd. (Japan)	558,400	13,118,994
Molson Coors Brewing Co. (Class B Stock)	103,600	8,457,904
PepsiCo, Inc.	337,846	37,646,180

		139,341,612

Biotechnology — 1.5%
AbbVie, Inc.	298,800	26,551,367
Acceleron Pharma, Inc.*(a)	100,900	3,765,587
Alexion Pharmaceuticals, Inc.*	131,139	18,397,490
Alnylam Pharmaceuticals, Inc.*(a)	44,000	5,169,560

A1225

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Biotechnology (cont’d.)
Amgen, Inc.	137,600	$25,655,520
Biogen, Inc.*	58,200	18,223,584
BioMarin Pharmaceutical, Inc.*	48,100	4,476,667
Bioverativ, Inc.*	23,100	1,318,317
Calyxt, Inc.*(a)	3,750	91,838
Celgene Corp.*	78,000	11,373,960
CSL Ltd. (Australia)	59,830	6,298,495
Exelixis, Inc.*	301,200	7,298,076
Gilead Sciences, Inc.	217,696	17,637,730
Incyte Corp.*	96,900	11,312,106
Ionis Pharmaceuticals, Inc.*(a)	76,700	3,888,690
Ironwood Pharmaceuticals, Inc.*(a)	90,900	1,433,493
Neurocrine Biosciences, Inc.*(a)	59,000	3,615,520
Regeneron Pharmaceuticals, Inc.*	16,300	7,288,056
Sage Therapeutics, Inc.*(a)	22,500	1,401,750
Shire PLC, ADR	152,640	23,375,290
TESARO, Inc.*(a)	26,800	3,459,880
United Therapeutics Corp.*(a)	23,200	2,718,808
Vertex Pharmaceuticals, Inc.*	122,567	18,635,087

		223,386,871

Building Products — 0.2%
Allegion PLC	76,900	6,649,543
Fortune Brands Home & Security, Inc.	128,600	8,645,778
Insteel Industries, Inc.	30,500	796,355
Johnson Controls International PLC	472,018	19,017,605
Quanex Building Products Corp.(a)	119,900	2,751,705

		37,860,986

Capital Markets — 1.2%
Ameriprise Financial, Inc.	70,606	10,485,697
BlackRock, Inc.	15,500	6,929,895
CBOE Holdings, Inc.(a)	128,700	13,851,981
Charles Schwab Corp. (The)	393,802	17,224,899
Close Brothers Group PLC (United Kingdom)	112,492	2,224,494
CME Group, Inc.	39,980	5,424,486
E*TRADE Financial Corp.*	50,000	2,180,500
FactSet Research Systems, Inc.(a)	27,700	4,989,047
Financial Engines, Inc.(a)	74,500	2,588,875
GAM Holding AG (Switzerland)*	475,022	7,363,787
Goldman Sachs Group, Inc. (The)	11,000	2,609,090
Intercontinental Exchange, Inc.	211,870	14,555,469
Janus Henderson Group PLC (United Kingdom)	53,277	1,856,171
Legg Mason, Inc.	62,900	2,472,599
Macquarie Group Ltd. (Australia)	171,634	12,288,314
Morgan Stanley	687,800	33,131,326
S&P Global, Inc.	44,299	6,924,377
State Street Corp.	136,071	13,000,223
TD Ameritrade Holding Corp.	461,300	22,511,440

		182,612,670

Chemicals — 1.4%
Agrium, Inc. (Canada)	24,615	2,638,974
AgroFresh Solutions, Inc.*(a)	164,000	1,152,920
Air Liquide SA (France)	85,136	11,353,309
Air Products & Chemicals, Inc.	126,601	19,144,603
Akzo Nobel NV (Netherlands)	7,510	692,639

	Shares	Value
COMMON STOCKS (Continued)
Chemicals (cont’d.)
Albemarle Corp.	1,100	$149,941
Asahi Kasei Corp. (Japan)	1,210,000	14,910,193
BASF SE (Germany)	132,821	14,150,171
Cabot Corp.	36,900	2,059,020
Celanese Corp. (Class A Stock)	38,300	3,993,541
CF Industries Holdings, Inc.(a)	259,348	9,118,676
Corbion NV (Netherlands)	8,107	261,473
Covestro AG (Germany), 144A	84,169	7,242,761
Croda International PLC (United Kingdom)	11,238	571,430
DowDuPont, Inc.	662,231	45,846,252
Eastman Chemical Co.	4,005	362,412
GCP Applied Technologies, Inc.*	4,700	144,290
Incitec Pivot Ltd. (Australia)	101,586	287,806
Johnson Matthey PLC (United Kingdom)	91,856	4,212,071
KMG Chemicals, Inc.	69,500	3,814,160
Koninklijke DSM NV (Netherlands)	5,170	423,245
LyondellBasell Industries NV (Class A Stock)	54,300	5,378,415
Minerals Technologies, Inc.	39,600	2,797,740
Orion Engineered Carbons SA (Luxembourg)	5,600	125,719
PPG Industries, Inc.	110,700	12,028,662
Praxair, Inc.	67,358	9,412,607
RPM International, Inc.	151,626	7,784,479
Sherwin-Williams Co. (The)	27,001	9,667,438
Symrise AG (Germany)	4,378	332,836
Tosoh Corp. (Japan)	165,000	3,724,405
Umicore SA (Belgium)	127,674	10,569,522
Valvoline, Inc.	300,642	7,050,055
Victrex PLC (United Kingdom)	12,076	384,028
Yara International ASA (Norway)	8,538	382,851

		212,168,644

Commercial Services & Supplies — 0.3%
Copart, Inc.*	87,200	2,997,064
HNI Corp.	46,600	1,932,502
KAR Auction Services, Inc.	22,200	1,059,828
Mobile Mini, Inc.(a)	72,850	2,509,683
Rollins, Inc.(a)	87,200	4,023,408
Stericycle, Inc.*	176,400	12,633,768
Waste Connections, Inc. (Canada)(a)	264,300	18,490,428

		43,646,681

Communications Equipment — 0.5%
Cisco Systems, Inc.	1,505,694	50,636,489
Harris Corp.	175,400	23,096,672
Palo Alto Networks, Inc.*	28,900	4,164,490
Telefonaktiebolaget LM Ericsson (Sweden) (Class B Stock)	948,618	5,468,867

		83,366,518

Construction & Engineering — 0.0%
Aegion Corp.*(a)	60,600	1,410,768
Jacobs Engineering Group, Inc.	4,100	238,907
Valmont Industries, Inc.	10,400	1,644,240

		3,293,915

Construction Materials — 0.2%
Martin Marietta Materials, Inc.	34,900	7,197,427

A1226

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Construction Materials (cont’d.)
Vulcan Materials Co.	150,674	$18,020,610

		25,218,037

Consumer Finance — 0.3%
Ally Financial, Inc.	691,800	16,783,068
Credit Saison Co. Ltd. (Japan)	394,600	8,187,801
SLM Corp.*	352,600	4,044,322
Synchrony Financial	338,000	10,494,900

		39,510,091

Containers & Packaging — 0.3%
Amcor Ltd. (Australia)	954,374	11,414,661
Ball Corp.(a)	585,800	24,193,540
Bemis Co., Inc.	72,900	3,322,053
Graphic Packaging Holding Co.	216,700	3,022,965
International Paper Co.	48,115	2,733,894
Myers Industries, Inc.	140,800	2,949,760
Orora Ltd. (Australia)	143,806	350,845
Vidrala SA (Spain)	3,945	346,957

		48,334,675

Distributors — 0.0%
Core-Mark Holding Co., Inc.(a)	39,600	1,272,744
LKQ Corp.*	39,300	1,414,407

		2,687,151

Diversified Consumer Services — 0.0%
Ascent Capital Group, Inc. (Class A Stock)*	37,142	484,332
Service Corp. International(a)	115,900	3,998,550
ServiceMaster Global Holdings, Inc.*	21,300	995,349

		5,478,231

Diversified Financial Services — 0.5%
Berkshire Hathaway, Inc. (Class B Stock)*	180,198	33,033,897
Challenger Ltd. (Australia)	1,404,183	13,764,178
Element Fleet Management Corp. (Canada)	984,200	7,296,213
Mitsubishi UFJ Lease & Finance Co. Ltd. (Japan)	1,377,800	7,310,225
Voya Financial, Inc.	235,000	9,374,150

		70,778,663

Diversified Telecommunication Services — 1.0%
AT&T, Inc.(a)	759,115	29,734,535
KT Corp. (South Korea)	263,441	6,716,193
Nippon Telegraph & Telephone Corp. (Japan)	748,300	34,287,647
TDC A/S (Denmark)	2,437,761	14,296,407
Telecom Italia SpA (Italy)	10,172,725	7,656,223
Telefonica Deutschland Holding AG (Germany)	2,921,927	16,420,094
Telefonica SA (Spain)	1,092,039	11,867,195
Telstra Corp. Ltd. (Australia)	907,619	2,486,385
Verizon Communications, Inc.	645,500	31,945,795

		155,410,474

Electric Utilities — 1.0%
Edison International	198,300	15,302,811
Eversource Energy	195,505	11,816,322
Exelon Corp.	162,500	6,121,375
Great Plains Energy, Inc.	100,100	3,033,030

	Shares	Value
COMMON STOCKS (Continued)
Electric Utilities (cont’d.)
NextEra Energy, Inc.	265,800	$38,952,990
OGE Energy Corp.	99,900	3,599,397
PG&E Corp.	349,250	23,780,433
PNM Resources, Inc.	81,800	3,296,540
Portland General Electric Co.	38,000	1,734,320
Red Electrica Corp. SA (Spain)	24,526	515,893
Southern Co. (The)	592,700	29,125,278
SSE PLC (United Kingdom)	326,585	6,111,100
Westar Energy, Inc.	117,460	5,826,016

		149,215,505

Electrical Equipment — 0.6%
ABB Ltd. (Switzerland)	751,768	18,589,713
Acuity Brands, Inc.(a)	42,600	7,296,527
Emerson Electric Co.	157,500	9,897,300
Hubbell, Inc.	39,900	4,629,198
Legrand SA (France)	193,080	13,934,516
Mitsubishi Electric Corp. (Japan)	1,827,200	28,583,544
Sensata Technologies Holding NV*(a)	243,200	11,690,623
Siemens Gamesa Renewable Energy SA (Spain)	7,831	102,316
Vestas Wind Systems A/S (Denmark)	1,792	161,075

		94,884,812

Electronic Equipment, Instruments & Components — 0.3%
AVX Corp.	122,800	2,238,643
Belden, Inc.	39,450	3,176,909
Coherent, Inc.*	19,200	4,515,264
Control4 Corp.*	88,500	2,607,210
Hamamatsu Photonics KK (Japan)	152,000	4,598,221
Keysight Technologies, Inc.*	192,400	8,015,384
Omron Corp. (Japan)	218,500	11,141,846
TE Connectivity Ltd.	209,100	17,367,845

		53,661,322

Energy Equipment & Services — 0.2%
Baker Hughes a GE Co.	198,100	7,254,422
Dril-Quip, Inc.*(a)	44,400	1,960,260
Exterran Corp.*	94,450	2,985,565
Frank’s International NV(a)	13,100	101,131
Halliburton Co.	6,500	299,195
Keane Group, Inc.*(a)	153,600	2,562,048
Matrix Service Co.*	8,876	134,915
NCS Multistage Holdings, Inc.*	10,500	252,840
Oceaneering International, Inc.(a)	37,200	977,244
SBM Offshore NV (Netherlands)	11,865	215,148
Schlumberger Ltd.	65,268	4,553,096
TechnipFMC PLC (United Kingdom)*	155,500	4,341,559
Tenaris SA (Luxembourg)	53,023	751,596
Tesco Corp.*	236,260	1,287,617
US Silica Holdings, Inc.(a)	7,833	243,371
WorleyParsons Ltd. (Australia)*	665,659	7,085,093

		35,005,100

Equity Real Estate Investment Trusts (REITs) — 1.9%
Acadia Realty Trust	97,871	2,801,068
Alexander & Baldwin, Inc.	87,200	4,039,976
Alexandria Real Estate Equities, Inc.	10,634	1,265,127
American Campus Communities, Inc.	34,341	1,516,155
American Tower Corp.	148,501	20,297,117

A1227

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Equity Real Estate Investment Trusts (REITs) (cont’d.)
AvalonBay Communities, Inc.	74,611	$13,312,095
Boardwalk Real Estate Investment Trust (Canada)(a)	9,100	277,212
Boston Properties, Inc.	17,696	2,174,484
Camden Property Trust	56,814	5,195,640
Canadian Real Estate Investment Trust (Canada)	9,200	340,129
CapitaLand Mall Trust (Singapore)	484,400	714,893
Cedar Realty Trust, Inc.	106,267	597,221
Charter Hall Retail REIT (Australia)	182,949	567,434
Concentradora Fibra Danhos SA de CV (Mexico)	296,600	507,526
Crown Castle International Corp.	184,194	18,415,716
DCT Industrial Trust, Inc.	27,748	1,607,164
Derwent London PLC (United Kingdom)	15,615	584,881
Douglas Emmett, Inc.	64,700	2,550,474
EastGroup Properties, Inc.	30,300	2,670,036
Equinix, Inc.	28,000	12,496,400
Equity Commonwealth*	114,400	3,477,760
Equity Residential	299,498	19,745,903
Essex Property Trust, Inc.	13,438	3,413,655
Federal Realty Investment Trust	14,606	1,814,211
Gecina SA (France)	5,727	929,183
GGP, Inc.(a)	537,587	11,165,682
Great Portland Estates PLC (United Kingdom)	760,102	6,228,973
Healthcare Realty Trust, Inc.	37,993	1,228,694
Highwoods Properties, Inc.	11,500	599,035
Host Hotels & Resorts, Inc.(a)	41,481	766,984
Hudson Pacific Properties, Inc.	19,583	656,618
JBG SMITH Properties*	106,928	3,658,007
Kilroy Realty Corp.	22,761	1,618,762
Kimco Realty Corp.(a)	49,900	975,545
Klepierre SA (France)	15,236	598,414
LaSalle Hotel Properties	93,400	2,710,468
Macerich Co. (The)	36,092	1,983,977
Mitsui Fudosan Logistics Park, Inc. (Japan)	120	349,300
Mori Hills REIT Investment Corp. (Japan)	456	546,764
Nippon Accommodations Fund, Inc. (Japan)	216	838,970
Nippon Prologis REIT, Inc. (Japan)	183	385,718
Paramount Group, Inc.(a)	190,300	3,044,800
Pebblebrook Hotel Trust(a)	17,000	614,380
Prologis, Inc.	148,267	9,409,024
PS Business Parks, Inc.	3,700	493,950
Public Storage	14,652	3,135,381
Rayonier, Inc.	120,300	3,475,467
Regency Centers Corp.	297,145	18,434,876
Saul Centers, Inc.	22,800	1,411,548
SBA Communications Corp.*	39,400	5,675,570
Scentre Group (Australia)	3,564,395	11,003,011
Shaftesbury PLC (United Kingdom)	81,112	1,104,797
Simon Property Group, Inc.	20,217	3,255,139
SL Green Realty Corp.(a)	123,555	12,518,593
Sunstone Hotel Investors, Inc.	74,477	1,196,845
Taubman Centers, Inc.	38,100	1,893,570
Terreno Realty Corp.	76,100	2,753,298
Unibail-Rodamco SE (France)	55,239	13,441,933
UNITE Group PLC (The) (United Kingdom)	87,579	807,190
Urban Edge Properties	182,217	4,395,074

	Shares	Value
COMMON STOCKS (Continued)
Equity Real Estate Investment Trusts (REITs) (cont’d.)
Urstadt Biddle Properties, Inc. (Class A Stock)	73,350	$1,591,695
VEREIT, Inc.	1,472,500	12,207,025
Vicinity Centres (Australia)	440,766	920,605
Vornado Realty Trust	164,206	12,624,157
Washington Prime Group, Inc.(a)	211,400	1,760,962
Washington Real Estate Investment Trust(a)	44,600	1,461,096
Weingarten Realty Investors	75,744	2,404,115
Weyerhaeuser Co.	219,805	7,479,964

		294,137,436

Food & Staples Retailing — 0.7%
Casey’s General Stores, Inc.(a)	35,400	3,874,530
Costco Wholesale Corp.	124,900	20,519,821
CVS Health Corp.	237,174	19,286,990
Seven & i Holdings Co. Ltd. (Japan)	369,200	14,263,846
Sprouts Farmers Market, Inc.*(a)	108,100	2,029,037
Walgreens Boots Alliance, Inc.	255,032	19,693,571
Wal-Mart Stores, Inc.(a)	280,400	21,910,456

		101,578,251

Food Products — 1.1%
Blue Buffalo Pet Products, Inc.*(a)	83,700	2,372,895
Bunge Ltd	160,200	11,127,491
Cal-Maine Foods, Inc.*(a)	6,553	269,328
Danone SA (France)	121,002	9,503,908
Flowers Foods, Inc.(a)	44,000	827,640
Hershey Co. (The)	78,200	8,537,094
Hormel Foods Corp.(a)	145,900	4,689,226
Kraft Heinz Co. (The)	287,918	22,328,041
McCormick & Co., Inc.(a)	49,300	5,060,152
Mondelez International, Inc. (Class A Stock)	527,485	21,447,540
Nestle SA (Switzerland)	637,622	53,522,789
Pinnacle Foods, Inc.	57,000	3,258,690
Post Holdings, Inc.*	38,500	3,398,395
Snyder’s-Lance, Inc.(a)	60,200	2,296,028
TreeHouse Foods, Inc.*(a)	38,200	2,587,286
Tyson Foods, Inc. (Class A Stock)	154,900	10,912,705
Wilmar International Ltd. (Singapore)	4,303,900	10,113,627

		172,252,835

Gas Utilities — 0.1%
Atmos Energy Corp.	142,373	11,936,552
Chesapeake Utilities Corp.	28,120	2,200,390
Italgas SpA (Italy)	81,498	457,767
ONE Gas, Inc.	45,500	3,350,620
South Jersey Industries, Inc.(a)	69,600	2,403,288

		20,348,617

Health Care Equipment & Supplies — 1.5%
Abbott Laboratories	239,700	12,790,391
Align Technology, Inc.*	25,200	4,694,004
Atrion Corp.	2,800	1,881,600
Becton, Dickinson and Co.(a)	148,702	29,138,157
Cooper Cos., Inc. (The)	5,100	1,209,261
Danaher Corp.	415,300	35,624,434
DENTSPLY SIRONA, Inc.	102,600	6,136,506
DexCom, Inc.*(a)	28,100	1,374,793
Elekta AB (Sweden) (Class B Stock)(a)	469,502	4,860,185
GenMark Diagnostics, Inc.*(a)	217,600	2,095,488

A1228

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Health Care Equipment & Supplies (cont’d.)
GN Store Nord A/S (Denmark)	423,090	$14,524,490
Halyard Health, Inc.*(a)	57,400	2,584,722
Hologic, Inc.*	162,900	5,976,801
Intuitive Surgical, Inc.*	30,200	31,585,576
K2M Group Holdings, Inc.*	30,800	653,268
Koninklijke Philips NV (Netherlands)	637,924	26,320,581
Medtronic PLC	235,489	18,313,980
Sonova Holding AG (Switzerland)	23,355	3,964,186
Stryker Corp.	149,000	21,160,980
Teleflex, Inc.	20,700	5,008,779
West Pharmaceutical Services, Inc.	47,000	4,524,220

		234,422,402

Health Care Providers & Services — 1.2%
Acadia Healthcare Co., Inc.*(a)	11,900	568,343
Aetna, Inc.	67,016	10,656,214
Anthem, Inc.	77,700	14,753,676
Centene Corp.*	111,115	10,752,599
Cigna Corp.	100,332	18,756,064
Diplomat Pharmacy, Inc.*(a)	138,000	2,857,980
Envision Healthcare Corp.*(a)	137,100	6,162,645
Fresenius SE & Co. KGaA (Germany)	334,783	27,073,733
HCA Healthcare, Inc.*	96,200	7,656,558
Henry Schein, Inc.*	36,200	2,968,038
Humana, Inc.(a)	20,300	4,945,689
Miraca Holdings, Inc. (Japan)	159,800	7,439,323
Select Medical Holdings Corp.*	120,700	2,317,440
UnitedHealth Group, Inc.	276,128	54,079,669
Universal Health Services, Inc. (Class B Stock)	46,800	5,191,992
WellCare Health Plans, Inc.*	12,100	2,078,054

		178,258,017

Health Care Technology — 0.0%
athenahealth, Inc.*(a)	27,000	3,357,720
Veeva Systems, Inc. (Class A Stock)*	77,000	4,343,570

		7,701,290

Holding Companies-Diversified — 0.0%
TPG Pace Energy Holdings Corp., UTS*	12,900	131,967

Hotels, Restaurants & Leisure — 1.0%
Aramark	210,000	8,528,100
Bloomin’ Brands, Inc.(a)	117,100	2,060,960
Choice Hotels International, Inc.	37,000	2,364,300
Compass Group PLC (United Kingdom)	671,316	14,243,654
Hilton Grand Vacations, Inc.*	47,040	1,817,155
Hilton Worldwide Holdings, Inc.	162,389	11,277,916
Jack in the Box, Inc.	39,300	4,005,456
Las Vegas Sands Corp.	89,000	5,710,240
Lindblad Expeditions Holdings, Inc.*	185,100	1,980,570
Marriott International, Inc. (Class A Stock)	166,300	18,336,238
McDonald’s Corp.	118,300	18,535,244
Norwegian Cruise Line Holdings Ltd.*	72,700	3,929,435
Red Robin Gourmet Burgers, Inc.*(a)	50,900	3,410,300
Restaurant Brands International, Inc.
(Canada)(a)	199,260	12,728,729
Royal Caribbean Cruises Ltd.	48,500	5,749,189
Starbucks Corp.	446,400	23,976,144

	Shares	Value
COMMON STOCKS (Continued)
Hotels, Restaurants & Leisure (cont’d.)
Yum! Brands, Inc.	241,700	$17,791,537

		156,445,167

Household Durables — 0.4%
Lennar Corp. (Class A Stock)	184,200	9,725,760
Meritage Homes Corp.*(a)	72,400	3,214,560
Mohawk Industries, Inc.*	32,600	8,068,826
Panasonic Corp. (Japan)	1,110,400	16,114,100
Persimmon PLC (United Kingdom)	465,597	16,113,068
Sony Corp. (Japan)	164,500	6,137,275
Tempur Sealy International, Inc.*(a)	48,200	3,109,864
Toll Brothers, Inc.	24,100	999,427
TRI Pointe Group, Inc.*(a)	254,500	3,514,645

		66,997,525

Household Products — 0.5%
Colgate-Palmolive Co.	143,700	10,468,545
Energizer Holdings, Inc.(a)	60,300	2,776,815
Kimberly-Clark Corp.	56,784	6,682,341
Procter & Gamble Co. (The)	539,279	49,063,603

		68,991,304

Independent Power & Renewable Electricity Producers — 0.1%
Electric Power Development Co. Ltd. (Japan)	386,900	9,719,240

Industrial Conglomerates — 1.0%
Carlisle Cos., Inc.	2,875	288,334
CK Hutchison Holdings Ltd. (Hong Kong)	1,464,693	18,760,212
DCC PLC (United Kingdom)	136,872	13,290,466
General Electric Co.	647,700	15,661,386
Honeywell International, Inc.	260,300	36,894,922
Roper Technologies, Inc.	120,600	29,354,040
Sembcorp Industries Ltd. (Singapore)	998,011	2,184,929
Siemens AG (Germany)	241,501	34,077,874

		150,512,163

Insurance — 2.6%
AIA Group Ltd. (Hong Kong)	1,858,800	13,761,256
American International Group, Inc.	562,200	34,513,458
Aviva PLC (United Kingdom)	2,180,101	15,046,898
AXA SA (France)	1,074,133	32,473,154
Axis Capital Holdings Ltd.	24,500	1,404,095
Brighthouse Financial, Inc.*	29,573	1,798,038
Chubb Ltd.	143,327	20,431,264
CNA Financial Corp.	236,384	11,878,296
Direct Line Insurance Group PLC (United Kingdom)	2,769,397	13,501,047
First American Financial Corp.	67,600	3,377,972
FNF Group	213,179	10,117,475
Infinity Property & Casualty Corp.	14,500	1,365,900
Kemper Corp.	34,800	1,844,400
Loews Corp.	165,569	7,924,132
Markel Corp.*	1,800	1,922,364
Marsh & McLennan Cos., Inc.	183,200	15,353,992
MetLife, Inc.	495,454	25,738,835
Muenchener Rueckversicherungs- Gesellschaft AG in Muenchen (Germany)	88,729	18,990,208
Ping An Insurance Group Co. of China Ltd. (China) (Class H Stock)	1,126,000	8,697,690

A1229

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Insurance (cont’d.)
Progressive Corp. (The)	178,000	$8,618,760
Prudential PLC (United Kingdom)	959,818	22,968,891
RSA Insurance Group PLC (United Kingdom)	1,564,352	13,069,989
State Auto Financial Corp.	85,100	2,232,173
Storebrand ASA (Norway)	1,532,546	13,040,191
Sun Life Financial, Inc. (Canada)	356,000	14,177,231
Tokio Marine Holdings, Inc. (Japan)	478,100	18,711,597
Validus Holdings Ltd.	12,800	629,887
White Mountains Insurance Group Ltd.	4,000	3,427,999
Willis Towers Watson PLC(a)	159,781	24,643,024
XL Group Ltd. (Bermuda)	466,440	18,401,057
Zurich Insurance Group AG (Switzerland)	50,334	15,381,037

		395,442,310

Internet & Direct Marketing Retail — 1.2%
Amazon.com, Inc.*	107,563	103,405,690
Netflix, Inc.*	121,900	22,106,565
Priceline Group, Inc. (The)*	28,710	52,562,842

		178,075,097

Internet Software & Services — 2.5%
Alibaba Group Holding Ltd. (China), ADR*(a)	79,974	13,812,310
Alphabet, Inc. (Class C Stock)*	85,128	81,647,116
Alphabet, Inc. (Class A Stock)*	62,950	61,295,674
Altaba, Inc.*	292,700	19,388,448
Angie’s List, Inc.*(a)	212,500	2,647,750
Baidu, Inc. (China), ADR*	42,800	10,601,132
Cornerstone OnDemand, Inc.*	35,900	1,457,899
CoStar Group, Inc.*	4,700	1,260,775
Etsy, Inc.*(a)	233,000	3,933,040
Facebook, Inc. (Class A Stock)*	691,100	118,088,257
Five9, Inc.*	164,600	3,933,940
IAC/InterActiveCorp*	11,400	1,340,412
Kakaku.com, Inc. (Japan)(a)	293,600	3,745,641
Match Group, Inc.*(a)	81,270	1,884,651
NAVER Corp. (South Korea)	6,093	3,975,266
Pandora Media, Inc.*(a)	252,000	1,940,400
SPS Commerce, Inc.*	24,000	1,361,040
Tencent Holdings Ltd. (China)	300,100	13,120,580
Twitter, Inc.*	65,900	1,111,733
VeriSign, Inc.*(a)	70,460	7,496,239
Yahoo Japan Corp. (Japan)(a)	1,832,200	8,708,271
YY, Inc. (China), ADR*	112,200	9,736,716
Zillow Group, Inc. (Class A Stock)*	53,300	2,139,995
Zillow Group, Inc. (Class C Stock)*(a)	45,600	1,833,576

		376,460,861

IT Services — 1.5%
Accenture PLC (Class A Stock)	162,000	21,881,339
Black Knight Financial Services, Inc. (Class A Stock)*(a)	55,000	2,367,750
Blackhawk Network Holdings, Inc.*	66,600	2,917,080
Booz Allen Hamilton Holding Corp.	90,500	3,383,795
CoreLogic, Inc.*	77,900	3,600,538
EPAM Systems, Inc.*	41,800	3,675,474
Fidelity National Information Services, Inc.	232,900	21,750,531
FleetCor Technologies, Inc.*	80,200	12,412,554

	Shares	Value
COMMON STOCKS (Continued)
IT Services (cont’d.)
Infosys Ltd. (India), ADR(a)	648,200	$9,457,238
Jack Henry & Associates, Inc.	20,910	2,149,339
Mastercard, Inc. (Class A Stock)	322,100	45,480,520
PayPal Holdings, Inc.*	402,800	25,791,284
Sabre Corp.(a)	135,100	2,445,310
Vantiv, Inc. (Class A Stock)*(a)	206,500	14,552,055
Visa, Inc. (Class A Stock)(a)	520,900	54,819,516
WEX, Inc.*	26,900	3,018,718

		229,703,041

Life Sciences Tools & Services — 0.2%
Agilent Technologies, Inc.	207,700	13,334,340
Bruker Corp.	37,880	1,126,930
Thermo Fisher Scientific, Inc.	122,948	23,261,762

		37,723,032

Machinery — 1.2%
AGCO Corp.	49,300	3,636,861
ANDRITZ AG (Austria)	4,125	238,399
Barnes Group, Inc.	4,700	331,068
Caterpillar, Inc.	132,300	16,499,133
Chart Industries, Inc.*	73,900	2,899,097
EnPro Industries, Inc.	26,700	2,150,151
Flowserve Corp.(a)	253,713	10,805,637
Fortive Corp.	308,250	21,821,018
Graco, Inc.	23,600	2,919,084
Greenbrier Cos., Inc. (The)(a)	47,000	2,263,050
Harsco Corp.*	30,400	635,360
Hillenbrand, Inc.	74,900	2,909,865
Illinois Tool Works, Inc.	145,800	21,572,568
Krones AG (Germany)	2,470	343,571
Middleby Corp. (The)*	26,800	3,434,956
Mueller Water Products, Inc. (Class A Stock)	171,500	2,195,200
PACCAR, Inc.	298,760	21,612,298
Pentair PLC (United Kingdom)	161,048	10,944,822
RBC Bearings, Inc.*	18,300	2,290,245
REV Group, Inc.(a)	26,000	747,760
Sandvik AB (Sweden)	42,776	738,771
SMC Corp. (Japan)	27,300	9,646,766
Stanley Black & Decker, Inc.	113,300	17,104,901
Sun Hydraulics Corp.	44,800	2,419,200
THK Co. Ltd. (Japan)	474,600	16,187,972
Wabtec Corp.(a)	118,016	8,939,712
Welbilt, Inc.*(a)	76,200	1,756,410

		187,043,875

Marine — 0.1%
AP Moller - Maersk A/S (Denmark) (Class B Stock)	3,224	6,138,699
Kirby Corp.*(a)	43,300	2,855,635
Matson, Inc.	87,700	2,471,386

		11,465,720

Media — 1.2%
Cable One, Inc.(a)	5,100	3,682,812
Charter Communications, Inc. (Class A Stock)*	71,094	25,836,981
Comcast Corp. (Class A Stock)	1,316,400	50,655,072
CyberAgent, Inc. (Japan)(a)	212,500	6,205,482

A1230

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Media (cont’d.)
Eutelsat Communications SA (France)	263,100	$7,788,428
Liberty Broadband Corp. (Class C Stock)*	39,200	3,735,760
Liberty Global PLC (United Kingdom) (Class A Stock)*	290,569	9,853,195
Liberty Global PLC (United Kingdom) (Class C Stock)*	149,632	4,892,966
Liberty Media Corp.-Liberty SiriusXM (Class C Stock)*	34,400	1,440,328
Liberty Media Corp.-Liberty SiriusXM (Class A Stock)*	23,500	984,650
Stroeer SE & Co. KGaA (Germany)(a)	103,921	6,809,515
Time Warner, Inc.	46,000	4,712,700
Twenty-First Century Fox, Inc. (Class A Stock)	286,600	7,560,508
Walt Disney Co. (The)	287,500	28,338,875
WPP PLC (United Kingdom)	837,250	15,536,066

		178,033,338

Metals & Mining — 0.8%
Acacia Mining PLC (United Kingdom)	28,373	73,929
Agnico Eagle Mines Ltd. (Canada)	26,172	1,183,236
Antofagasta PLC (Chile)	630,744	8,034,415
Aurubis AG (Germany)	4,288	347,652
B2Gold Corp. (Canada)*	120,700	332,765
BHP Billiton Ltd. (Australia)	548,570	11,124,886
BHP Billiton PLC (Australia)	531,537	9,379,486
Boliden AB (Sweden)	89,975	3,051,894
Carpenter Technology Corp.(a)	67,000	3,218,010
Centamin PLC (United Kingdom)	360,732	700,796
Centerra Gold, Inc. (Canada)*	23,995	169,037
Commercial Metals Co.	28,860	549,206
Compass Minerals International, Inc.(a)	10,545	684,371
Detour Gold Corp. (Canada)*	13,731	151,423
Dowa Holdings Co. Ltd. (Japan)	32,800	1,204,702
Dundee Precious Metals, Inc. (Canada)	71,900	155,584
Endeavour Mining Corp. (Monaco)*	22,030	440,688
Evolution Mining Ltd. (Australia)	608,424	1,053,153
First Quantum Minerals Ltd. (Zambia)	135,266	1,518,795
Fortescue Metals Group Ltd. (Australia)	56,444	228,584
Franco-Nevada Corp. (Canada), TSX	40,090	3,105,670
Fresnillo PLC (Mexico)	98,384	1,853,773
Granges AB (Sweden)	46,312	530,817
Grupo Mexico SAB de CV (Mexico) (Class B Stock)	506,147	1,550,127
Guyana Goldfields, Inc. (Canada)*	38,800	129,981
Hindustan Zinc Ltd. (India)	95,861	435,012
Independence Group NL (Australia)(a)	2,981,971	8,136,454
Kaiser Aluminum Corp.	7,300	752,922
Kirkland Lake Gold Ltd. (Canada)	35,873	462,302
Klondex Mines Ltd. (Canada)*	32,500	118,513
Korea Zinc Co. Ltd. (South Korea)	2,123	919,851
Lucara Diamond Corp. (Canada)	340,844	661,064
Lundin Mining Corp. (Canada)	205,873	1,412,361
Maruichi Steel Tube Ltd. (Japan)	41,300	1,202,388
Materion Corp.	9,700	418,555
New Gold, Inc. (Canada)*	230,772	856,164
NMDC Ltd. (India)	208,345	376,405
Northern Star Resources Ltd. (Australia)	121,936	471,736
Nucor Corp.	18,422	1,032,369

	Shares	Value
COMMON STOCKS (Continued)
Metals & Mining (cont’d.)
OceanaGold Corp. (Australia)	52,957	$160,006
Osisko Gold Royalties Ltd. (Canada)	121,504	1,567,794
Pan American Silver Corp. (Canada)	29,184	497,587
Petra Diamonds Ltd. (South Africa)*	621,413	699,498
Randgold Resources Ltd. (United Kingdom)	53,092	5,189,032
Randgold Resources Ltd. (United Kingdom), ADR(a)	29,300	2,861,438
Regis Resources Ltd. (Australia)	287,723	811,580
Reliance Steel & Aluminum Co.	32,626	2,485,122
Rio Tinto Ltd. (United Kingdom)	106,608	5,587,851
Rio Tinto PLC (United Kingdom)	173,313	8,067,557
Royal Gold, Inc.	2,613	224,823
Saracen Mineral Holdings Ltd. (Australia)*	102,811	105,869
SEMAFO, Inc. (Canada)*	81,300	215,019
Sibanye-Stillwater (South Africa)	175,072	196,703
South32 Ltd. (Australia), ASX	4,229,207	10,940,989
Southern Copper Corp. (Peru)(a)	106,399	4,230,424
Steel Dynamics, Inc.	102,400	3,529,728
TMAC Resources, Inc. (Canada)*	9,900	80,454
voestalpine AG (Austria)	12,425	633,616
Worthington Industries, Inc.	12,000	552,000

		116,666,166

Mortgage Real Estate Investment Trusts (REITs) — 0.0%
Annaly Capital Management, Inc.(a)	129,322	1,576,435
Redwood Trust, Inc.	197,700	3,220,533

		4,796,968

Multiline Retail — 0.1%
Dollar General Corp.	124,550	10,094,778
Lojas Renner SA (Brazil)	586,641	6,668,164

		16,762,942

Multi-Utilities — 0.4%
DTE Energy Co.	120,600	12,947,616
E.ON SE (Germany)	558,528	6,331,683
Engie SA (France)	1,048,087	17,797,893
National Grid PLC (United Kingdom)	1,140,361	14,123,982
NiSource, Inc.	300,368	7,686,417

		58,887,591

Oil, Gas & Consumable Fuels — 2.3%
Advantage Oil & Gas Ltd. (Canada)*	38,500	241,290
Andeavor	164,385	16,956,313
Apache Corp.(a)	238,900	10,941,620
ARC Resources Ltd. (Canada)	33,922	467,337
BP PLC (United Kingdom)	193,523	1,239,706
BP PLC (United Kingdom), ADR	252,100	9,688,203
Cairn Energy PLC (United Kingdom)*	97,966	251,684
Canadian Natural Resources Ltd. (Canada)	9,700	324,853
Centennial Resource Development, Inc. (Class A Stock)*(a)	24,316	436,959
Cheniere Energy, Inc.*	27,600	1,243,104
Chevron Corp.	198,168	23,284,740
Cimarex Energy Co.	2,760	313,729
Comstock Resources, Inc.*(a)	11,359	69,063
Concho Resources, Inc.*	69,900	9,207,228
Continental Resources, Inc.*(a)	129,381	4,995,400
Delek US Holdings, Inc.	7,200	192,456
Devon Energy Corp.	8,300	304,693

A1231

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Oil, Gas & Consumable Fuels (cont’d.)
Diamondback Energy, Inc.*	107,648	$10,545,198
Enbridge, Inc. (Canada)	148,770	6,224,537
Encana Corp. (Canada)	46,700	550,126
Energen Corp.*	12,700	694,436
EOG Resources, Inc.	218,533	21,140,882
Exxon Mobil Corp.	1,166,103	95,597,124
Frontera Energy Corp. (Colombia)*	9,455	330,006
Galp Energia SGPS SA (Portugal)	37,770	669,777
Gulfport Energy Corp.*	27,500	394,350
Hess Corp.(a)	280,900	13,171,401
HollyFrontier Corp.(a)	114,505	4,118,745
Jagged Peak Energy, Inc.*(a)	18,800	256,808
Kelt Exploration Ltd. (Canada)*	54,500	311,429
Koninklijke Vopak NV (Netherlands)	12,463	546,549
Kosmos Energy Ltd. (Ghana)*(a)	360,750	2,871,569
Lundin Petroleum AB (Sweden)*	13,333	292,165
Marathon Petroleum Corp.	258,594	14,501,952
Matador Resources Co.*(a)	135,400	3,676,110
Noble Energy, Inc.	10,161	288,166
Occidental Petroleum Corp.	24,099	1,547,397
Parsley Energy, Inc. (Class A Stock)*	94,600	2,491,764
PBF Energy, Inc. (Class A Stock)(a)	7,900	218,119
Pioneer Natural Resources Co.	4,487	662,012
Plains GP Holdings LP (Class A Stock)*	11,490	251,286
Rice Energy, Inc.*	77,200	2,234,168
Royal Dutch Shell PLC (Netherlands) (Class B Stock), ADR(a)	276,100	17,267,294
RSP Permian, Inc.*	14,705	508,646
Seven Generations Energy Ltd. (Canada) (Class A Stock)*	28,624	452,845
SRC Energy, Inc.*(a)	318,659	3,081,433
Statoil ASA (Norway)	416,313	8,369,760
Suncor Energy, Inc. (Canada)	12,100	423,863
TOTAL SA (France)	613,742	32,954,353
TOTAL SA (France), ADR(a)	276,100	14,776,872
TransCanada Corp. (Canada)	291,867	14,426,986
Woodside Petroleum Ltd. (Australia)	14,451	330,900
WPX Energy, Inc.*	45,000	517,500

		356,854,906

Paper & Forest Products — 0.1%
Clearwater Paper Corp.*	15,662	771,354
Louisiana-Pacific Corp.*	87,100	2,358,668
Stora Enso OYJ (Finland) (Class R Stock)	800,052	11,316,803

		14,446,825

Personal Products — 0.5%
Coty, Inc. (Class A Stock)(a)	274,650	4,539,965
L’Oreal SA (France)	85,209	18,067,924
Pola Orbis Holdings, Inc. (Japan)	215,200	6,507,156
Unilever PLC (United Kingdom)	719,550	41,647,038

		70,762,083

Pharmaceuticals — 2.8%
Allergan PLC	108,692	22,276,425
Astellas Pharma, Inc. (Japan)	1,587,000	20,198,613
Bayer AG (Germany)	326,460	44,595,278
Bristol-Myers Squibb Co.	140,200	8,936,348
Eli Lilly & Co.	200,800	17,176,432

	Shares	Value
COMMON STOCKS (Continued)
Pharmaceuticals (cont’d.)
GlaxoSmithKline PLC (United Kingdom), ADR(a)	455,100	$18,477,060
Johnson & Johnson	586,746	76,282,847
Mallinckrodt PLC*	286,700	10,713,979
Merck & Co., Inc.	762,200	48,803,666
Novartis AG (Switzerland)	455,783	39,094,763
Novo Nordisk A/S (Denmark) (Class B Stock)	190,104	9,139,959
Pacira Pharmaceuticals, Inc.*(a)	50,700	1,903,785
Pfizer, Inc.	856,274	30,568,982
Roche Holding AG (Switzerland)	122,603	31,339,796
Sanofi (France)	246,109	24,499,196
TherapeuticsMD, Inc.*(a)	479,100	2,534,439
Zoetis, Inc.	271,100	17,285,336

		423,826,904

Professional Services — 0.2%
Advisory Board Co. (The)*(a)	30,460	1,633,418
ALS Ltd. (Australia)	88,299	543,205
Equifax, Inc.	51,891	5,499,927
Exponent, Inc.	16,400	1,211,960
Recruit Holdings Co. Ltd. (Japan)	445,600	9,648,788
TransUnion*	161,358	7,625,779

		26,163,077

Real Estate Management & Development — 0.2%
Hang Lung Properties Ltd. (Hong Kong)	162,000	385,693
Hongkong Land Holdings Ltd. (Hong Kong)	135,600	976,319
Howard Hughes Corp. (The)*	18,100	2,134,533
Hufvudstaden AB (Sweden) (Class A Stock)	25,751	439,860
Hysan Development Co. Ltd. (Hong Kong)	141,000	665,247
Iguatemi Empresa de Shopping Centers SA (Brazil)	31,500	388,883
Inmobiliaria Colonial Socimi SA (Spain)	62,132	617,044
Jones Lang LaSalle, Inc.	24,700	3,050,450
Mitsubishi Estate Co. Ltd. (Japan)	49,500	860,280
Mitsui Fudosan Co. Ltd. (Japan)	465,900	10,102,119
PSP Swiss Property AG (Switzerland)	13,596	1,253,018
RE/MAX Holdings, Inc. (Class A Stock)	54,200	3,444,410
St. Joe Co. (The)*(a)	95,800	1,805,830
Sun Hung Kai Properties Ltd. (Hong Kong)	81,166	1,322,214

		27,445,900

Road & Rail — 0.2%
Central Japan Railway Co. (Japan)	70,600	12,389,576
CSX Corp.	213,100	11,562,806
Genesee & Wyoming, Inc. (Class A Stock)*	23,300	1,724,433
Old Dominion Freight Line, Inc.	35,300	3,886,883
YRC Worldwide, Inc.*	241,909	3,338,344

		32,902,042

Semiconductors & Semiconductor Equipment — 1.9%
Analog Devices, Inc.	139,600	12,029,332
Applied Materials, Inc.	215,500	11,225,395
ASML Holding NV (Netherlands)(a)	36,100	6,180,319
ASML Holding NV (Netherlands), SGMX	72,667	12,417,096
Broadcom Ltd.	252,400	61,217,095
Cree, Inc.*(a)	64,600	1,821,074
Diodes, Inc.*	68,700	2,056,191
Entegris, Inc.*	90,700	2,616,695

A1232

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Semiconductors & Semiconductor Equipment (cont’d.)
Intel Corp.	566,600	$21,576,128
KLA-Tencor Corp.	203,332	21,553,192
Marvell Technology Group Ltd. (Bermuda)	743,700	13,312,229
Maxim Integrated Products, Inc.	35,600	1,698,476
Microchip Technology, Inc.(a)	219,400	19,697,732
Micron Technology, Inc.*	197,800	7,779,474
ON Semiconductor Corp.*	254,610	4,702,647
QUALCOMM, Inc.	420,700	21,809,088
Renesas Electronics Corp. (Japan)*	561,600	6,120,595
Semtech Corp.*	88,110	3,308,531
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	3,510,749	25,145,600
Texas Instruments, Inc.	112,800	10,111,392
Tokyo Electron Ltd. (Japan)	112,800	17,365,457
Xilinx, Inc.(a)	119,900	8,492,517

		292,236,255

Software — 2.2%
Activision Blizzard, Inc.	188,300	12,147,233
CDK Global, Inc.	117,200	7,394,148
CommVault Systems, Inc.*	33,000	2,006,400
Dell Technologies, Inc. (Class V Stock)*	8,000	617,680
Electronic Arts, Inc.*	134,700	15,902,682
Ellie Mae, Inc.*(a)	30,200	2,480,326
Guidewire Software, Inc.*	52,100	4,056,506
Intuit, Inc.	172,917	24,578,422
Microsoft Corp.	2,335,900	174,001,195
Proofpoint, Inc.*(a)	13,400	1,168,748
RealPage, Inc.*	45,900	1,831,410
Red Hat, Inc.*	333,080	36,925,249
salesforce.com, Inc.*	339,941	31,757,288
ServiceNow, Inc.*	45,970	5,402,854
Splunk, Inc.*(a)	57,000	3,786,510
SS&C Technologies Holdings, Inc.	69,200	2,778,380
Tableau Software, Inc. (Class A Stock)*(a)	41,760	3,127,406
Ultimate Software Group, Inc. (The)*(a)	20,700	3,924,720
Workday, Inc. (Class A Stock)*	43,100	4,542,309
Zynga, Inc. (Class A Stock)*	520,400	1,967,112

		340,396,578

Specialty Retail — 0.9%
AutoZone, Inc.*	15,700	9,343,227
Burlington Stores, Inc.*	42,000	4,009,320
Dick’s Sporting Goods, Inc.	40,700	1,099,307
Home Depot, Inc. (The)	295,900	48,397,404
Kingfisher PLC (United Kingdom)	4,034,515	16,152,895
L Brands, Inc.(a)	76,900	3,199,809
Lowe’s Cos., Inc.	82,800	6,619,032
Michaels Cos., Inc. (The)*(a)	111,800	2,400,346
Murphy USA, Inc.*(a)	28,700	1,980,300
O’Reilly Automotive, Inc.*	60,000	12,922,200
Ross Stores, Inc.	222,400	14,360,368
TJX Cos., Inc. (The)(a)	194,900	14,369,977

		134,854,185

Technology Hardware, Storage & Peripherals — 1.3%
Apple, Inc.	1,081,400	166,665,368
Hewlett Packard Enterprise Co.	964,200	14,183,382

	Shares	Value
COMMON STOCKS (Continued)
Technology Hardware, Storage & Peripherals (cont’d.)
Samsung Electronics Co. Ltd. (South Korea)	8,527	$19,187,658

		200,036,408

Textiles, Apparel & Luxury Goods — 0.4%
Burberry Group PLC (United Kingdom)	562,277	13,276,213
Carter’s, Inc.(a)	36,300	3,584,625
Coach, Inc.	255,600	10,295,568
Culp, Inc.	46,500	1,522,875
Kering (France)	32,776	13,056,822
Moncler SpA (Italy)	370,818	10,714,186
Samsonite International SA	2,061,600	8,866,514

		61,316,803

Thrifts & Mortgage Finance — 0.0%
Beneficial Bancorp, Inc.	105,530	1,751,798
Capitol Federal Financial, Inc.	80,400	1,181,880
Nationstar Mortgage Holdings, Inc.*(a)	99,000	1,838,430
PennyMac Financial Services, Inc. (Class A Stock)*	38,080	677,824

		5,449,932

Tobacco — 0.4%
Altria Group, Inc.	391,315	24,817,197
Philip Morris International, Inc.	381,168	42,313,460

		67,130,657

Trading Companies & Distributors — 0.2%
GMS, Inc.*	69,700	2,467,380
HD Supply Holdings, Inc.*	32,900	1,186,703
Mitsubishi Corp. (Japan)	461,800	10,744,162
Sumitomo Corp. (Japan)	1,345,000	19,364,508
Watsco, Inc.	4,800	773,136

		34,535,889

Water Utilities — 0.0%
California Water Service Group	72,300	2,758,245

Wireless Telecommunication Services — 0.4%
America Movil SAB de CV (Mexico) (Class L Stock), ADR(a)	416,500	7,392,875
SoftBank Group Corp. (Japan)	114,600	9,293,636
T-Mobile US, Inc.*	240,000	14,798,400
Vodafone Group PLC (United Kingdom), ADR(a)	815,704	23,214,936

		54,699,847

TOTAL COMMON STOCKS (cost $6,390,813,624)		8,037,693,688

PREFERRED STOCKS — 0.0%
Electric Utilities — 0.0%
NextEra Energy, Inc., CVT, 6.123%	32,287	1,784,825

Equity Real Estate Investment Trusts (REITs) — 0.0%
American Tower Corp., CVT, 5.500%	2,994	365,508
Crown Castle International Corp., CVT, 6.875%	1,200	1,281,600

		1,647,108

Healthcare Equipment & Supplies — 0.0%
Becton, Dickinson & Co., CVT, 6.125%	22,600	1,248,876

A1233

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

		Shares	Value
PREFERRED STOCKS (Continued)
Household Products — 0.0%
Henkel AG & Co. KGaA (Germany) (PRFC)		1,508	$ 205,453

Multi-Utilities — 0.0%
DTE Energy Co., 6.500%(a)		4,600	250,470

Pharmaceuticals — 0.0%
Allergan PLC, CVT, 5.500%		741	546,725

Wireless Telecommunication Services — 0.0%
T-Mobile US, Inc., CVT, 5.500%		10,976	1,096,612

TOTAL PREFERRED STOCKS
(cost $6,155,766)			6,780,069

Interest Rate	Maturity Date	Principal Amount (000)#
ASSET-BACKED SECURITIES — 2.8%
Automobiles — 1.2%
Ally Auto Receivables Trust,
Series 2014-1, Class C
2.040%	12/15/19	950	950,714
Series 2014-1, Class D
2.480%	02/15/21	955	957,059
Series 2015-2, Class D, 144A
3.010%	03/15/22	535	540,134
Series 2016-1, Class C
2.290%	06/15/21	1,460	1,465,616
Series 2017-2, Class B
2.330%	06/15/22	575	575,922
Ally Master Owner Trust,
Series 2015-3, Class A
1.630%	05/15/20	4,520	4,522,069
AmeriCredit Automobile Receivables Trust,
Series 2013-2, Class D
2.420%	05/08/19	4,839	4,840,225
Series 2015-3, Class B
2.080%	09/08/20	2,880	2,888,656
Series 2015-4, Class C
2.880%	07/08/21	2,780	2,805,618
Series 2016-1, Class A3
1.810%	10/08/20	1,210	1,211,334
Series 2016-2, Class C
2.870%	11/08/21	890	901,110
Series 2017-1, Class C
2.710%	08/18/22	930	932,928
ARI Fleet Lease Trust,
Series 2017-A, Class A2, 144A
1.910%	04/15/26	1,485	1,485,906
Avis Budget Rental Car Funding AESOP LLC,
Series 2013-1A, Class A, 144A
1.920%	09/20/19	3,860	3,859,145
Series 2013-2A, Class A, 144A
2.970%	02/20/20	4,230	4,269,398
Series 2014-1A, Class A, 144A
2.460%	07/20/20	3,685	3,696,809
Series 2014-2A, Class A, 144A
2.500%	02/20/21	1,330	1,333,266
Capital Auto Receivables Asset Trust,
Series 2013-3, Class E, 144A
4.550%	03/21/22	740	740,854

Interest Rate	Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)
Automobiles (cont’d.)
Series 2013-4, Class E, 144A
3.830%	07/20/22	1,185	$1,190,157
Series 2014-1, Class C
2.840%	04/22/19	529	529,547
Series 2014-1, Class E, 144A
4.090%	09/22/22	1,090	1,101,700
Series 2014-2, Class D
2.810%	08/20/19	307	308,202
Series 2014-2, Class E, 144A
3.620%	12/20/22	930	934,625
Series 2015-2, Class A3
1.730%	09/20/19	3,712	3,715,737
Series 2015-3, Class A2
1.720%	01/22/19	496	496,240
Series 2015-4, Class A4
2.010%	07/20/20	6,185	6,199,912
CarMax Auto Owner Trust,
Series 2013-3, Class B
1.910%	03/15/19	3,745	3,745,594
Series 2014-1, Class B
1.690%	08/15/19	495	495,204
Series 2014-1, Class C
1.930%	11/15/19	705	705,905
Series 2014-1, Class D
2.430%	08/17/20	5,460	5,466,897
Series 2016-1, Class A4
1.880%	06/15/21	3,380	3,374,990
Series 2016-2, Class B
2.160%	12/15/21	640	638,096
Series 2016-4, Class A3
1.400%	08/15/21	6,030	5,989,600
Chrysler Capital Auto Receivables Trust,
Series 2016-BA, Class A2, 144A
1.360%	01/15/20	1,195	1,194,517
Series 2016-BA, Class A3, 144A
1.640%	07/15/21	1,800	1,794,808
Enterprise Fleet Financing LLC,
Series 2015-1, Class A2, 144A
1.300%	09/20/20	865	864,478
Series 2016-2, Class A2, 144A
1.740%	02/22/22	1,254	1,253,374
Series 2017-1, Class A2, 144A
2.130%	07/20/22	1,530	1,534,182
Series 2017-2, Class A2, 144A
1.970%	01/20/23	1,510	1,510,122
Ford Credit Auto Lease Trust,
Series 2017-A, Class A3
1.880%	04/15/20	2,755	2,759,055
Ford Credit Auto Owner Trust,
Series 2015-1, Class A, 144A
2.120%	07/15/26	4,455	4,471,892
Series 2016-2, Class A, 144A
2.030%	12/15/27	9,780	9,704,701
Series 2016-C, Class A4
1.400%	02/15/22	5,695	5,619,757
GM Financial Automobile Leasing Trust,
Series 2016-2, Class B
2.080%	03/20/20	2,275	2,266,715
Series 2016-2, Class C

A1233

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)
Automobiles (cont’d.)
2.580%	03/20/20	1,390	$1,388,706
Series 2017-1, Class A3
2.060%	05/20/20	2,590	2,597,709
Series 2017-3, Class A3
2.010%	11/20/20	2,430	2,429,505
GMF Floorplan Owner Revolving Trust,
Series 2016-1, Class A1, 144A
1.960%	05/17/21	4,225	4,231,509
Series 2016-1, Class B, 144A
2.410%	05/17/21	1,370	1,376,144
Series 2016-1, Class C, 144A
2.850%	05/17/21	530	530,024
Series 2017-1, Class A1, 144A
2.220%	01/18/22	4,185	4,200,928
Series 2017-1, Class B, 144A
2.580%	01/18/22	2,050	2,059,800
Huntington Auto Trust,
Series 2016-1, Class A4
1.930%	04/15/22	2,640	2,637,740
Hyundai Auto Lease Securitization Trust,
Series 2015-B, Class A4, 144A
1.660%	07/15/19	5,795	5,796,608
Series 2016-A, Class A4, 144A
1.800%	12/16/19	4,235	4,239,427
Series 2016-B, Class A3, 144A
1.520%	10/15/19	2,195	2,194,153
Series 2016-B, Class A4, 144A
1.680%	04/15/20	630	629,247
Series 2016-C, Class A3, 144A
1.490%	02/18/20	3,330	3,323,707
Hyundai Auto Receivables Trust,
Series 2016-A, Class A4
1.730%	05/16/22	5,705	5,675,764
Mercedes-Benz Auto Lease Trust,
Series 2016-B, Class A3
1.350%	08/15/19	2,415	2,408,390
Series 2017-A, Class A3
1.790%	04/15/20	3,980	3,984,581
Nissan Auto Lease Trust,
Series 2015-B, Class A3
1.540%	04/16/18	396	395,652
Series 2017-A, Class A3
1.910%	04/15/20	1,850	1,852,352
Nissan Auto Receivables Owner Trust,
Series 2016-C, Class A3
1.180%	01/15/21	1,260	1,250,928
Santander Drive Auto Receivables Trust,
Series 2013-5, Class D
2.730%	10/15/19	802	806,947
Series 2014-1, Class D
2.910%	04/15/20	786	791,958
Series 2014-2, Class E, 144A
3.760%	07/15/21	2,240	2,263,588
Series 2014-3, Class E, 144A
3.490%	09/15/21	1,725	1,741,996
Series 2014-4, Class C
2.600%	11/16/20	295	296,417
Series 2014-4, Class D
3.100%	11/16/20	748	758,934

Interest Rate	Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)
Automobiles (cont’d.)
Series 2015-4, Class C
2.970%	03/15/21	1,385	$1,400,758
Series 2017-1, Class A2
1.490%	02/18/20	1,606	1,604,856
Series 2017-1, Class B
2.100%	06/15/21	710	710,032
Series 2017-1, Class C
2.580%	05/16/22	825	827,036
SMART Trust (Australia),
Series 2014-1US, Class A4A
1.680%	12/14/19	1,597	1,596,580
Series 2015-1US, Class A3A
1.500%	09/14/18	258	258,027
Series 2016-2US, Class A3A
1.710%	03/15/21	5,115	5,069,039
SunTrust Auto Receivables Trust,
Series 2015-1A, Class A4, 144A
1.780%	01/15/21	4,390	4,389,489
World Omni Auto Receivables Trust,
Series 2016-A, Class A4
1.950%	05/16/22	6,885	6,881,615

			188,442,916

Collateralized Loan Obligations — 0.2%
Carlyle Global Market Strategies CLO Ltd.,
Series 2015-1A, Class AR, 3 Month LIBOR + 1.000%, 144A
2.307%(c)	04/20/27	10,450	10,453,370
Halcyon Loan Advisors Funding Ltd. (Cayman Islands),
Series 2014-3A, Class AR, 3 Month LIBOR + 1.100%, 144A
2.413%(c)	10/22/25	4,205	4,206,012
KKR CLO Ltd. (Cayman Islands),
Series 12, Class A1R, 3 Month LIBOR + 1.050%, 144A
2.354%(c)	07/15/27	10,445	10,479,124
Neuberger Berman CLO Ltd. (Cayman Islands),
Series 2015-19A, Class A1R, 3 Month LIBOR + 1.050%, 144A
2.354%(c)	07/15/27	1,310	1,310,426
OZLM Ltd. (Cayman Islands),
Series 2014-8A, Class A1AR, 3 Month LIBOR + 1.130%, 144A
2.434%(c)	10/17/26	6,395	6,400,351

			32,849,283

Consumer Loans — 0.0%
Springleaf Funding Trust,
Series 2016-AA, Class A, 144A
2.900%	11/15/29	2,445	2,451,818

			2,451,818

Credit Cards — 0.5%
Barclays Dryrock Issuance Trust,
Series 2015-1, Class A
2.200%	12/15/22	705	708,112
Series 2015-2, Class A
1.560%	03/15/21	8,705	8,708,421

A1234

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)
Credit Cards (cont’d.)
Chase Issuance Trust,
Series 2015-A2, Class A2
1.590%	02/18/20	3,260	$3,262,633
Series 2016-A2, Class A
1.370%	06/15/21	9,200	9,139,805
Citibank Credit Card Issuance Trust,
Series 2014-A6, Class A6
2.150%	07/15/21	14,444	14,540,106
Discover Card Execution Note Trust,
Series 2012-A6, Class A6
1.670%	01/18/22	7,683	7,671,529
Series 2016-A1, Class A1
1.640%	07/15/21	9,655	9,652,813
Synchrony Credit Card Master Note Trust,
Series 2012-2, Class A
2.220%	01/15/22	2,515	2,530,212
Series 2013-1, Class B
1.690%	03/15/21	5,785	5,778,938
Series 2014-1, Class B
1.810%	11/15/20	2,880	2,880,400
Series 2014-1, Class C
1.910%	11/15/20	1,380	1,379,966
Series 2015-1, Class B
2.640%	03/15/23	3,690	3,708,692
Series 2015-4, Class B
2.620%	09/15/23	1,835	1,840,347

			71,801,974

Equipment — 0.2%
Ascentium Equipment Receivables Trust,
Series 2016-1A, Class A3, 144A
1.920%	12/10/19	975	975,164
Series 2017-1A, Class A2, 144A
1.870%	07/10/19	455	455,087
Series 2017-1A, Class A3, 144A
2.290%	06/10/21	460	459,705
CCG Receivables Trust,
Series 2016-1, Class A2, 144A
1.690%	09/14/22	2,011	2,010,490
Series 2017-1, Class A2, 144A
1.840%	11/14/23	3,275	3,272,449
CNH Equipment Trust,
Series 2016-C, Class A3
1.440%	12/15/21	970	963,679
GreatAmerica Leasing Receivables Funding LLC,
Series 2017-1, Class A2, 144A
1.720%	04/22/19	440	440,045
Series 2017-1, Class A3, 144A
2.060%	06/22/20	410	410,515
Kubota Credit Owner Trust,
Series 2014-1A, Class A4, 144A
1.670%	07/15/20	1,410	1,411,152
MMAF Equipment Finance LLC,
Series 2014-AA, Class A4, 144A
1.590%	02/08/22	2,850	2,843,220
Series 2015-AA, Class A4, 144A
1.930%	07/16/21	2,465	2,461,738
Series 2016-AA, Class A4, 144A
1.760%	01/17/23	4,735	4,688,981

Interest Rate	Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)
Equipment (cont’d.)
Series 2017-AA, Class A2, 144A
1.730%	05/18/20	575	$575,169
Volvo Financial Equipment LLC,
Series 2016-1A, Class A3, 144A
1.670%	02/18/20	6,850	6,851,227

			27,818,621

Home Equity Loans — 0.0%
GSAA Trust,
Series 2005-8, Class A3, 1 Month LIBOR + 0.430%
1.667%(c)	06/25/35	1,898	1,878,938
Terwin Mortgage Trust,
Series 2005-14HE, Class AF2
4.849%	08/25/36	78	78,570

			1,957,508

Other — 0.3%
DB Master Finance LLC,
Series 2015-1A, Class A2I, 144A
3.262%	02/20/45	1,789	1,791,934
Series 2017-1A, Class A2I, 144A
3.629%	11/20/47	2,905	2,904,710
Diamond Resorts Owner Trust,
Series 2013-2, Class A, 144A
2.270%	05/20/26	380	378,838
Series 2014-1, Class A, 144A
2.540%	05/20/27	717	710,243
Series 2015-2, Class A, 144A
2.990%	05/22/28	1,744	1,718,177
Elara HGV Timeshare Issuer LLC,
Series 2014-A, Class A, 144A
2.530%	02/25/27	887	881,126
Hilton Grand Vacations Trust,
Series 2014-AA, Class A, 144A
1.770%	11/25/26	1,314	1,298,869
Series 2017-AA, Class A, 144A
2.660%	12/26/28	1,052	1,052,657
Invitation Homes Trust,
Series 2015-SFR3, Class E, 1 Month LIBOR + 3.750%, 144A
4.984%(c)	08/17/32	369	375,650
Jimmy Johns Funding LLC,
Series 2017-1A, Class A2I, 144A
3.610%	07/30/47	705	708,722
MVW Owner Trust,
Series 2013-1A, Class A, 144A
2.150%	04/22/30	217	216,244
Series 2014-1A, Class A, 144A
2.250%	09/22/31	409	405,917
Series 2015-1A, Class A, 144A
2.520%	12/20/32	2,585	2,577,471
Sierra Timeshare Receivables Funding LLC,
Series 2014-2A, Class A, 144A
2.050%(cc)	06/20/31	620	619,260
Series 2015-1A, Class A, 144A
2.400%	03/22/32	901	900,143
Series 2015-2A, Class A, 144A
2.430%	06/20/32	1,458	1,455,494
Series 2015-3A, Class A, 144A

A1235

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
ASSET-BACKED SECURITIES (Continued)
Other (cont’d.)
2.580%	09/20/32	2,776		$ 2,778,338
Utility Debt Securitization Authority,
Series 2013-T, Class T1
2.042%	06/15/21	1,720		1,717,024
Verizon Owner Trust,
Series 2017-1A, Class A, 144A
2.060%	09/20/21	5,195		5,209,188
Series 2017-1A, Class B, 144A
2.450%	09/20/21	1,515		1,522,214
Series 2017-1A, Class C, 144A
2.650%	09/20/21	2,025		2,034,125
Series 2017-2A, Class B, 144A
2.220%	12/20/21	6,785		6,774,562
Wendys Funding LLC,
Series 2015-1A, Class A2I, 144A
3.371%	06/15/45	6,992		7,055,021

				45,085,927

Residential Mortgage-Backed Securities — 0.2%
Bayview Mortgage Fund IVc Trust,
Series 2017-RT3, Class A, 144A
3.500%(cc)	01/28/58	2,765		2,836,166
Bayview Opportunity Master Fund IVb Trust,
Series 2017-SPL4, Class A, 144A
3.500%(cc)	01/28/55	1,012		1,037,158
Chase Funding Trust,
Series 2002-2, Class 1M1
5.599%	09/25/31	—	(r)	444
Countrywide Asset-Backed Certificates,
Series 2004-BC1, Class M2, 1 Month LIBOR + 1.610%
2.842%(c)	01/25/34	158		153,729
Countrywide Asset-Backed Certificates Trust,
Series 2004-7, Class AF5
5.868%	01/25/35	62		62,850
Towd Point Mortgage Trust,
Series 2015-3, Class A1B, 144A
3.000%(cc)	03/25/54	1,973		1,990,771
Series 2015-4, Class A1B, 144A
2.750%(cc)	04/25/55	2,100		2,110,096
Series 2015-5, Class A1B, 144A
2.750%(cc)	05/25/55	1,530		1,537,686
Series 2016-1, Class A1B, 144A
2.750%(cc)	02/25/55	2,112		2,122,888
Series 2016-1, Class A3B, 144A
3.000%(cc)	02/25/55	2,622		2,634,362
Series 2016-2, Class A1A, 144A
2.750%(cc)	08/25/55	1,901		1,909,058
Series 2016-4, Class A1, 144A
2.250%(cc)	07/25/56	2,985		2,966,302
Series 2016-4, Class M1, 144A
3.250%(cc)	07/25/56	1,230		1,233,044
Series 2017-1, Class A1, 144A
2.750%(cc)	10/25/56	2,786		2,800,361
Series 2017-2, Class A1, 144A
2.750%(cc)	04/25/57	1,455		1,462,720
Series 2017-3, Class A1, 144A
2.750%(cc)	06/25/57	2,578		2,591,385

				27,449,020

Interest Rate	Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)
Student Loans — 0.2%
SLM Student Loan Trust,
Series 2008-4, Class A4, 3 Month LIBOR + 1.650%
2.964%(c)	07/25/22	316	$ 324,546
Series 2008-5, Class A4, 3 Month LIBOR + 1.700%
3.014%(c)	07/25/23	4,731	4,870,765
Series 2008-9, Class A, 3 Month LIBOR + 1.500%
2.814%(c)	04/25/23	4,325	4,426,508
SMB Private Education Loan Trust,
Series 2015-A, Class A2A, 144A
2.490%	06/15/27	2,465	2,473,270
Series 2015-B, Class A2A, 144A
2.980%	07/15/27	2,795	2,848,210
Series 2015-C, Class A2A, 144A
2.750%	07/15/27	2,930	2,960,531
Series 2016-A, Class A2A, 144A
2.700%	05/15/31	1,470	1,474,341
Series 2016-B, Class A2A, 144A
2.430%	02/17/32	3,490	3,462,756
Series 2016-C, Class A2A, 144A
2.340%	09/15/34	1,890	1,865,203

			24,706,130

TOTAL ASSET-BACKED SECURITIES (cost $422,463,810)			422,563,197

COMMERCIAL MORTGAGE-BACKED SECURITIES — 1.1%
225 Liberty Street Trust,
Series 2016-225L, Class A, 144A
3.597%	02/10/36	1,640	1,697,292
280 Park Avenue Mortgage Trust,
Series 2017-280P, Class A, 1 Month LIBOR + 0.880%, 144A
2.116%(c)	09/15/34	6,445	6,446,995
BANK 2017-BNK5,
Series 2017-BNK5, Class C
4.401%(cc)	06/15/60	1,580	1,622,889
Barclays Commercial Mortgage Securities Trust,
Series 2015-RRI, Class C, 1 Month LIBOR + 2.150%, 144A
3.377%(c)	05/15/32	246	246,510
Series 2015-RRI, Class D, 1 Month LIBOR + 3.000%, 144A
4.227%(c)	05/15/32	304	304,141
BXP Trust,
Series 2017-GM, Class A, 144A
3.379%	06/13/39	6,290	6,402,590
Citigroup Commercial Mortgage Trust,
Series 2014-GC21, Class AS
4.026%	05/10/47	3,000	3,184,890
Series 2015-GC27, Class AS
3.571%	02/10/48	1,190	1,209,082
Commercial Mortgage Pass-Through Certificates,
Series 2012-CR3, Class A3
2.822%	10/15/45	950	961,685
Commercial Mortgage Trust,
Series 2014-TWC, Class A, 1 Month LIBOR + 0.850%, 144A
2.087%(c)	02/13/32	1,950	1,950,912

A1236

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
Series 2015-CR26, Class A4
3.630%	10/10/48	8,241	$8,569,857
Series 2015-LC21, Class B
4.455%(cc)	07/10/48	3,055	3,066,113
Series 2015-LC23, Class A2
3.221%	10/10/48	7,785	7,976,650
Series 2015-PC1, Class B
4.589%(cc)	07/10/50	1,505	1,549,198
Series 2016-CR28, Class AHR
3.651%	02/10/49	2,478	2,504,858
Series 2016-DC2, Class A5
3.765%	02/10/49	1,810	1,893,803
CSAIL Commercial Mortgage Trust,
Series 2015-C3, Class A4
3.718%	08/15/48	1,685	1,759,037
Series 2016-C6, Class A5
3.090%	01/15/49	2,795	2,787,622
CSMC Trust,
Series 2015-GLPB, Class A, 144A
3.639%	11/15/34	8,685	9,102,031
Series 2015-GLPB, Class B, 144A
3.938%(cc)	11/15/34	3,875	4,048,418
Series 2015-TOWN, Class B, 1 Month LIBOR + 1.900%, 144A
3.134%(c)	03/15/28	137	136,988
Series 2015-TOWN, Class C, 1 Month LIBOR + 2.250%, 144A
3.484%(c)	03/15/28	134	134,033
Series 2015-TOWN, Class D, 1 Month LIBOR + 3.200%, 144A
4.434%(c)	03/15/28	203	203,000
FHLMC Multifamily Structured Pass-Through Certificates,
Series K025, Class A1
1.875%	04/25/22	1,393	1,388,534
GAHR Commercial Mortgage Trust,
Series 2015-NRF, Class BFX, 144A
3.495%(cc)	12/15/34	520	528,619
Series 2015-NRF, Class CFX, 144A
3.495%(cc)	12/15/34	523	529,990
Series 2015-NRF, Class DFX, 144A
3.495%(cc)	12/15/34	518	523,267
Great Wolf Trust,
Series 2017-WOLF, Class A, 1 Month LIBOR + 0.850%, 144A
2.090%(c)	09/15/34	7,715	7,714,981
Series 2017-WOLF, Class B, 1 Month LIBOR + 1.100%, 144A
2.340%(c)	09/15/34	3,940	3,939,930
GS Mortgage Securities Corp. Trust,
Series 2013-NYC5, Class C, 144A
2.974%	01/10/30	130	130,308
GS Mortgage Securities Trust,
Series 2015-GC34, Class A4
3.506%	10/10/48	1,515	1,564,511
Series 2016-GS2, Class A4
3.050%	05/10/49	3,110	3,107,480

Interest Rate	Maturity Date	Principal Amount (000)#	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
Hospitality Mortgage Trust,
Series 2017-HIT, Class A, 1 Month LIBOR + 0.850%, 144A
2.082%(c)	05/08/30	1,390	$ 1,391,734
JPMBB Commercial Mortgage Securities Trust,
Series 2014-C22, Class A4
3.801%	09/15/47	9,570	10,070,543
Series 2014-C24, Class A5
3.639%	11/15/47	895	932,623
Series 2015-C31, Class A3
3.801%	08/15/48	5,253	5,522,101
JPMDB Commercial Mortgage Securities Trust,
Series 2016-C2, Class A4
3.144%	06/15/49	2,350	2,366,318
JPMorgan Chase Commercial Mortgage Securities Corp.,
Series 2017-JP5, Class AS
3.876%(cc)	03/15/50	5,285	5,472,899
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2007-C1, Class A4
5.716%	02/15/51	309	308,228
Series 2012-C8, Class A3
2.829%	10/15/45	2,455	2,489,251
Series 2013-LC11, Class A5
2.960%	04/15/46	2,530	2,565,371
Series 2016-ATRM, Class A, 144A
2.962%	10/05/28	5,365	5,366,343
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2015-C24, Class AS
4.036%(cc)	05/15/48	475	499,293
Series 2015-C24, Class B
4.497%(cc)	05/15/48	895	915,108
Series 2015-C24, Class C
4.497%(cc)	05/15/48	530	516,877
Series 2016-C29, Class A4
3.325%	05/15/49	1,810	1,845,628
Morgan Stanley Capital I Trust,
Series 2015-MS1, Class AS
4.164%(cc)	05/15/48	325	339,922
Series 2017-H1, Class AS
3.773%	06/15/50	3,875	3,986,448
One Market Plaza Trust,
Series 2017-1MKT, Class A, 144A
3.614%	02/10/32	1,820	1,890,611
Palisades Center Trust,
Series 2016-PLSD, Class A, 144A
2.713%	04/13/33	6,255	6,273,089
Wells Fargo Commercial Mortgage Trust,
Series 2015-C29, Class A4
3.637%	06/15/48	3,535	3,682,589
Series 2015-LC20, Class C
4.056%(cc)	04/15/50	1,995	1,939,340
Series 2015-NXS2, Class B
4.391%(cc)	07/15/58	1,005	1,033,112
Series 2015-NXS2, Class C
4.391%(cc)	07/15/58	545	533,643
Series 2015-SG1, Class A4
3.789%	09/15/48	3,110	3,267,994
Series 2016-C34, Class A4
3.096%	06/15/49	3,795	3,791,203

A1238

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
Series 2017-C38, Class A5
3.453%	07/15/50	4,195	$4,305,641
Series 2017-C38, Class AS
3.665%(cc)	07/15/50	1,804	1,845,682
WFRBS Commercial Mortgage Trust,
Series 2013-C13, Class A4
3.001%	05/15/45	3,150	3,203,766
Series 2013-C18, Class A3
3.651%	12/15/46	2,235	2,321,667
Series 2014-C19, Class AS
4.271%	03/15/47	2,775	2,956,531
Series 2014-C19, Class B
4.723%(cc)	03/15/47	969	1,027,793

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES
(cost $169,812,720)			169,847,562

CONVERTIBLE BONDS — 0.0%
Auto Manufacturers — 0.0%
Tesla, Inc.,
Sr. Unsec’d. Notes
1.250%	03/01/21(a)	565	636,331

Commercial Services — 0.0%
DP World Ltd. (United Arab Emirates),
Sr. Unsec’d. Notes
1.750%	06/19/24	1,200	1,227,623

Internet — 0.0%
Ctrip.com International Ltd. (China),
Sr. Unsec’d. Notes
1.250%	09/15/22	550	592,281

TOTAL CONVERTIBLE BONDS (cost $2,284,013)			2,456,235

CORPORATE BONDS — 14.2%
Advertising — 0.3%
Interpublic Group of Cos., Inc. (The),
Sr. Unsec’d. Notes
3.750%	02/15/23	1,595	1,658,934
4.000%	03/15/22	4,765	5,008,625
4.200%	04/15/24	10,609	11,144,366
Lamar Media Corp.,
Gtd. Notes
5.750%	02/01/26	725	786,625
MDC Partners, Inc.,
Gtd. Notes, 144A
6.500%	05/01/24(a)	1,725	1,737,938
Omnicom Group, Inc.,
Gtd. Notes
3.600%	04/15/26	2,775	2,797,475
3.650%	11/01/24	5,655	5,785,252
Outfront Media Capital LLC/Outfront Media Capital Corp.,
Gtd. Notes
5.625%	02/15/24	350	364,875
WPP Finance 2010 (United Kingdom),
Gtd. Notes
3.625%	09/07/22	1,810	1,876,749
3.750%	09/19/24	5,825	5,964,616

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Advertising (cont’d.)
4.750%	11/21/21	3,445	$3,710,164

			40,835,619

Aerospace & Defense — 0.3%
Airbus Group Finance BV (France),
Gtd. Notes, 144A
2.700%	04/17/23	5,095	5,145,742
Arconic, Inc.,
Sr. Unsec’d. Notes
5.870%	02/23/22	4,800	5,256,000
6.150%	08/15/20	5,075	5,543,140
Harris Corp.,
Sr. Unsec’d. Notes
2.700%	04/27/20	700	707,348
4.854%	04/27/35	6,295	6,935,189
Lockheed Martin Corp.,
Sr. Unsec’d. Notes
2.900%	03/01/25	6,305	6,273,566
3.550%	01/15/26	5,085	5,248,460
3.600%	03/01/35	1,150	1,133,527
StandardAero Aviation Holdings, Inc.,
Gtd. Notes, 144A
10.000%	07/15/23	2,771	3,068,883
Triumph Group, Inc.,
Sr. Unsec’d. Notes, 144A
7.750%	08/15/25	640	673,600

			39,985,455

Agriculture — 0.2%
Adecoagro SA (Argentina),
Sr. Unsec’d. Notes, 144A
6.000%	09/21/27	1,055	1,050,253
Imperial Brands Finance PLC (United Kingdom),
Gtd. Notes, 144A
2.950%	07/21/20	5,615	5,700,223
Kernel Holding SA (Ukraine),
Gtd. Notes, 144A
8.750%	01/31/22	1,165	1,278,005
MHP SE (Ukraine),
Gtd. Notes
7.750%	05/10/24	1,000	1,076,199
Mriya Agro Holding PLC (Ukraine),
Sr. Unsec’d. Notes(d)
9.450%	04/19/18	400	12,079
Sr. Unsec’d. Notes, 144A(i)
9.450%	04/19/18	900	27,180
Reynolds American, Inc. (United Kingdom),
Gtd. Notes
2.300%	06/12/18	362	363,591
3.250%	11/01/22	2,685	2,745,673
4.000%	06/12/22	2,604	2,750,897
4.450%	06/12/25	3,405	3,649,612
5.700%	08/15/35	208	243,923
5.850%	08/15/45	3,228	3,949,784
6.150%	09/15/43	229	287,168
7.250%	06/15/37	610	835,422

			23,970,009

A1238

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Airlines — 0.2%
Air Canada (Canada),
Gtd. Notes, 144A
7.750%	04/15/21	525	$ 597,188
American Airlines 2013-1 Class A Pass-Through Trust,
Pass-Through Certificates
4.000%	01/15/27	2,255	2,364,297
American Airlines 2013-1 Class B Pass-Through Trust,
Pass-Through Certificates, 144A
5.625%	07/15/22	110	115,534
American Airlines 2013-2 Class A Pass-Through Trust,
Pass-Through Certificates
4.950%	07/15/24	4,749	5,087,654
American Airlines 2014-1 Class B Pass-Through Trust,
Pass-Through Certificates
4.375%	04/01/24	413	425,111
American Airlines 2015-1 Class B Pass-Through Trust,
Pass-Through Certificates
3.700%	11/01/24	4,695	4,706,893
American Airlines 2016-1 Class AA Pass-Through Trust,
Pass-Through Certificates
3.575%	07/15/29	2,883	2,969,827
American Airlines 2017-2 Class AA Pass-Through Trust,
Pass-Through Certificates
3.350%	04/15/31	2,065	2,090,813
Delta Air Lines 2010-2 Class A Pass-Through Trust,
Pass-Through Certificates
4.950%	11/23/20	190	195,674
Delta Air Lines 2011-1 Class A Pass-Through Trust,
Pass-Through Certificates
5.300%	10/15/20	89	93,088
Delta Air Lines 2015-1 Class AA Pass-Through Trust,
Pass-Through Certificates
3.625%	01/30/29	2,099	2,185,749
Delta Air Lines, Inc.,
Sr. Unsec’d. Notes
3.625%	03/15/22	6,760	6,947,926
United Airlines 2014-2 Class B Pass-Through Trust,
Pass-Through Certificates
4.625%	03/03/24	126	130,443
United Continental Holdings, Inc.,
Gtd. Notes
6.000%	12/01/20(a)	1,045	1,139,050
US Airways 2012-2 Class A Pass-Through Trust,
Pass-Through Certificates
4.625%	12/03/26	1,646	1,761,573
US Airways 2013-1 Class A Pass-Through Trust,
Pass-Through Certificates
3.950%	05/15/27	1,752	1,828,810

			32,639,630

Apparel — 0.0%
Levi Strauss & Co.,
Sr. Unsec’d. Notes
5.000%	05/01/25(a)	1,700	1,791,375
William Carter Co. (The),
Gtd. Notes
5.250%	08/15/21	1,322	1,360,008

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Apparel (cont’d.)
Wolverine World Wide, Inc.,
Gtd. Notes, 144A
5.000%	09/01/26		450	$450,135

				3,601,518

Auto Manufacturers — 0.1%
General Motors Co.,
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.800%
2.112%(c)	08/07/20		4,195	4,198,781
Hyundai Capital America,
Sr. Unsec’d. Notes, 144A
2.125%	10/02/17		180	180,000
Tesla, Inc.,
Gtd. Notes, 144A
5.300%	08/15/25(a)		5,130	5,001,750

				9,380,531

Auto Parts & Equipment — 0.1%
Allison Transmission, Inc.,
Sr. Unsec’d. Notes, 144A
5.000%	10/01/24		1,475	1,530,829
American Axle & Manufacturing, Inc.,
Gtd. Notes, 144A
6.250%	04/01/25(a)		2,880	2,937,600
Nemak SAB de CV (Mexico),
Sr. Unsec’d. Notes
5.500%	02/28/23		1,300	1,337,375
TI Group Automotive Systems LLC (United Kingdom),
Gtd. Notes, 144A
8.750%	07/15/23		1,325	1,404,500

				7,210,304

Banks — 2.9%
Akbank TAS (Turkey),
Sub. Notes, MTN
7.200%	03/16/27		900	946,529
Akbank Turk A/S (Turkey),
Sub. Notes, MTN, 144A
7.200%	03/16/27		700	736,190
Banco de Bogota SA (Colombia),
Sr. Unsec’d. Notes, 144A
4.375%	08/03/27		5,600	5,645,890
Sub. Notes
6.250%	05/12/26		1,800	1,965,599
Sub. Notes, 144A
6.250%	05/12/26		350	382,200
Banco de Galicia y Buenos Aires SA (Argentina),
Sub. Notes, 144A
8.250%	07/19/26		3,000	3,354,720
Banco do Brasil SA (Brazil),
Jr. Sub. Notes
9.000%	06/29/49		1,950	2,094,299
Banco Hipotecario SA (Argentina),
Sr. Unsec’d. Notes
9.750%	11/30/20		500	569,215
Banco Macro SA (Argentina),
Sr. Unsec’d. Notes, 144A
17.500%	05/08/22	ARS	12,300	664,346
Sub. Notes, 144A

A1240

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Banks (cont’d.)
6.750%	11/04/26	2,570	$2,705,927
Banco Mercantil del Norte SA (Mexico),
Jr. Sub. Notes, 144A
7.625%	12/31/49	610	665,510
Sub. Notes, 144A
5.750%	10/04/31	1,400	1,444,072
Banco Nacional de Comercio Exterior SNC (Mexico),
Sub. Notes, 144A
3.800%	08/11/26	2,365	2,367,956
Banco Santander Chile (Chile),
Sr. Unsec’d. Notes, 144A
3.875%	09/20/22	1,550	1,628,294
Banco Santander SA (Spain),
Sr. Unsec’d. Notes
3.500%	04/11/22	4,800	4,915,743
Bank of America Corp.,
Sr. Unsec’d. Notes, GMTN
3.300%	01/11/23	17,730	18,163,526
Sr. Unsec’d. Notes, MTN
3.248%	10/21/27	11,415	11,186,283
3.824%	01/20/28	7,395	7,603,574
4.244%	04/24/38	8,330	8,804,778
5.650%	05/01/18	3,855	3,943,022
Barclays Bank PLC (United Kingdom),
Sub. Notes
5.140%	10/14/20	5,015	5,363,907
Barclays PLC (United Kingdom),
Sr. Unsec’d. Notes
3.684%	01/10/23	4,680	4,799,683
BBVA Bancomer SA (Mexico),
Sr. Unsec’d. Notes, 144A
4.375%	04/10/24	5,305	5,583,513
Sub. Notes
5.350%	11/12/29	600	608,999
BNP Paribas SA (France),
Jr. Sub. Notes
7.375%	08/19/25	825	932,249
Sr. Unsec’d. Notes, MTN, 144A
2.950%	05/23/22	3,485	3,515,654
3.800%	01/10/24	2,005	2,084,297
BPCE SA (France),
Gtd. Notes, MTN, 144A
3.000%	05/22/22	2,525	2,538,948
Sub. Notes, MTN, 144A
4.500%	03/15/25	10,575	10,928,154
Capital One NA,
Sr. Unsec’d. Notes, BKNT
2.950%	07/23/21	1,017	1,030,606
Citigroup, Inc.,
Sr. Unsec’d. Notes
2.876%	07/24/23	8,310	8,320,573
3.200%	10/21/26	11,235	11,057,541
3.887%	01/10/28	15,135	15,537,454
Citizens Financial Group, Inc.,
Sub. Notes, 144A
4.150%	09/28/22	546	568,716
Credit Agricole SA (France),
Jr. Sub. Notes, 144A
7.875%	01/29/49	1,465	1,638,456

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Banks (cont’d.)
Sr. Unsec’d. Notes, MTN, 144A
3.250%	10/04/24	3,130	$3,131,779
Credit Suisse Group AG (Switzerland),
Sr. Unsec’d. Notes, 144A
2.997%	12/14/23	6,040	6,022,073
Development Bank of Kazakhstan JSC (Kazakhstan),
Sr. Unsec’d. Notes
4.125%	12/10/22	700	706,999
Discover Bank,
Sr. Unsec’d. Notes
4.200%	08/08/23	769	816,005
Sub. Notes
7.000%	04/15/20	866	955,110
Emirates NBD Tier 1 Ltd. (United Arab Emirates),
Gtd. Notes
5.750%	05/29/49	1,400	1,424,013
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes
3.000%	04/26/22	11,830	11,966,740
3.500%	11/16/26	14,610	14,649,585
5.750%	01/24/22	5,180	5,805,756
Grupo Aval Ltd. (Colombia),
Gtd. Notes
4.750%	09/26/22	600	614,399
Grupo Financiero Santander Mexico SAB de CV (Mexico),
Jr. Sub. Notes
8.500%	12/29/49	1,500	1,594,997
HSBC Holdings PLC (United Kingdom),
Jr. Sub. Notes
6.375%	12/29/49	4,410	4,731,092
Sr. Unsec’d. Notes
2.650%	01/05/22	3,240	3,251,909
2.950%	05/25/21	4,640	4,712,207
Huntington Bancshares, Inc.,
Sub. Notes
7.000%	12/15/20	200	227,366
ING Bank NV (Netherlands),
Sub. Notes, 144A
5.800%	09/25/23	6,129	6,997,744
Sub. Notes, EMTN
4.125%	11/21/23	5,595	5,695,709
Intesa Sanpaolo SpA (Italy),
Gtd. Notes, MTN, 144A
7.700%	12/29/49	2,065	2,155,344
Sr. Unsec’d. Notes, 144A
3.125%	07/14/22	5,980	5,994,758
Itau Unibanco Holding SA (Brazil),
Sub. Notes, MTN
5.650%	03/19/22	955	1,008,604
JPMorgan Chase & Co.,
Sr. Unsec’d. Notes
2.950%	10/01/26	4,860	4,756,495
3.200%	06/15/26	2,385	2,367,489
3.300%	04/01/26	1,840	1,845,447
3.540%	05/01/28	2,335	2,356,275
3.782%	02/01/28	2,890	2,974,024
3.882%	07/24/38	10,465	10,550,067
3.900%	07/15/25	1,120	1,179,213
Sr. Unsec’d. Notes, 3 Month LIBOR + 1.230%

A1240

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Banks (cont’d.)
2.543%(c)	10/24/23	19,300	$ 19,718,296
Manufacturers & Traders Trust Co.,
Sub. Notes, BKNT
3.400%	08/17/27	560	561,274
Morgan Stanley,
Sr. Unsec’d. Notes
3.625%	01/20/27	8,070	8,179,624
Sr. Unsec’d. Notes, GMTN
3.750%	02/25/23	21,620	22,575,568
3.875%	01/27/26	7,150	7,423,060
Sr. Unsec’d. Notes, MTN
3.971%	07/22/38	4,705	4,731,858
Sub. Notes, GMTN
4.350%	09/08/26	4,305	4,506,938
Sub. Notes, MTN
4.875%	11/01/22	13,740	14,891,016
National Savings Bank (Sri Lanka),
Sr. Unsec’d. Notes
8.875%	09/18/18	845	884,969
Provident Funding Associates LP/PFG Finance Corp.,
Sr. Unsec’d. Notes, 144A
6.375%	06/15/25	850	892,500
Royal Bank of Scotland Group PLC (United Kingdom),
Sr. Unsec’d. Notes
3.498%	05/15/23	5,333	5,365,739
3.875%	09/12/23	4,060	4,154,530
Russian Agricultural Bank OJSC Via RSHB Capital SA (Russia),
Sub. Notes
8.500%	10/16/23	2,510	2,776,778
Santander UK Group Holdings PLC (United Kingdom),
Sr. Unsec’d. Notes
2.875%	08/05/21	6,815	6,845,763
3.571%	01/10/23	3,845	3,933,285
Sberbank of Russia Via SB Capital SA (Russia),
Sr. Unsec’d. Notes
6.125%	02/07/22	1,750	1,910,612
Sub. Notes
5.500%	02/26/24	850	867,187
Standard Chartered PLC (United Kingdom),
Jr. Sub. Notes, 144A
7.500%	12/29/49	1,480	1,579,900
TC Ziraat Bankasi A/S (Turkey),
Sr. Unsec’d. Notes, MTN
4.750%	04/29/21	4,600	4,657,499
Toronto-Dominion Bank (The) (Canada),
Sub. Notes
3.625%	09/15/31	9,320	9,280,286
Turkiye Garanti Bankasi A/S (Turkey),
Sub. Notes
6.125%	05/24/27	1,700	1,702,795
UBS AG (Switzerland),
Sr. Unsec’d. Notes, BNKT, MTN
1.800%	03/26/18	1,064	1,065,726
UBS Group Funding Switzerland AG (Switzerland),
Gtd. Notes, 144A
2.859%	08/15/23	2,335	2,327,396
3.491%	05/23/23	7,990	8,180,574
4.125%	09/24/25	9,130	9,603,925

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Banks (cont’d.)
UniCredit SpA (Italy),
Sr. Unsec’d. Notes, MTN, 144A
3.750%	04/12/22	4,725	$ 4,843,431
4.625%	04/12/27(a)	7,458	7,823,773
Vnesheconombank Via VEB Finance PLC (Russia),
Sr. Unsec’d. Notes
6.800%	11/22/25	1,850	2,084,691
Wells Fargo & Co.,
Sr. Unsec’d. Notes
3.069%	01/24/23	11,330	11,524,102
Sr. Unsec’d. Notes, MTN
3.584%	05/22/28	5,785	5,855,262

			443,535,979

Beverages — 0.1%
Anheuser-Busch InBev Finance, Inc. (Belgium),
Gtd. Notes
4.900%	02/01/46	19,095	21,569,094
Constellation Brands, Inc.,
Gtd. Notes
6.000%	05/01/22	475	543,121

			22,112,215

Biotechnology — 0.1%
Celgene Corp.,
Sr. Unsec’d. Notes
3.625%	05/15/24	7,980	8,313,448
3.875%	08/15/25	1,920	2,025,824

			10,339,272

Building Materials — 0.2%
Cemex SAB de CV (Mexico),
Sr. Sec’d. Notes
7.750%	04/16/26	1,600	1,838,399
Grupo Cementos de Chihuahua SAB de CV (Mexico),
Gtd. Notes, 144A
5.250%	06/23/24	560	582,400
Holcim US Finance Sarl & Cie SCS (Switzerland),
Gtd. Notes, 144A
5.150%	09/12/23	2,420	2,683,785
6.000%	12/30/19	1,572	1,694,751
James Hardie International Finance DAC (Ireland),
Gtd. Notes, 144A
5.875%	02/15/23	2,350	2,467,500
Martin Marietta Materials, Inc.,
Sr. Unsec’d. Notes
4.250%	07/02/24	4,475	4,748,285
Masonite International Corp.,
Gtd. Notes, 144A
5.625%	03/15/23	375	392,456
Norbord, Inc. (Canada),
Sr. Sec’d. Notes, 144A
6.250%	04/15/23	375	410,625
RSI Home Products, Inc.,
Sec’d. Notes, 144A
6.500%	03/15/23	1,050	1,102,500
Summit Materials LLC/Summit Materials Finance Corp.,
Gtd. Notes, 144A
5.125%	06/01/25	1,260	1,298,304

A1241

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Building Materials (cont’d.)
Vulcan Materials Co.,
Sr. Unsec’d. Notes
4.500%	06/15/47	5,724	$ 5,806,786
7.500%	06/15/21	425	496,826

			23,522,617

Chemicals — 0.1%
Braskem Finance Ltd. (Brazil),
Gtd. Notes
7.375%	10/11/18	678	689,865
CF Industries, Inc.,
Gtd. Notes
5.375%	03/15/44	675	644,625
Consolidated Energy Finance SA (Trinidad & Tobago),
Gtd. Notes, 144A
6.750%	10/15/19	462	470,085
Sr. Unsec’d. Notes, 144A
6.875%	06/15/25	715	749,856
CVR Partners LP/CVR Nitrogen Finance Corp.,
Sec’d. Notes, 144A
9.250%	06/15/23(a)	860	915,900
Equate Petrochemical BV (Kuwait),
Gtd. Notes
3.000%	03/03/22	2,070	2,052,405
Gtd. Notes, MTN
4.250%	11/03/26	1,960	2,015,467
Gtd. Notes, MTN, 144A
4.250%	11/03/26	1,490	1,532,167
INEOS Group Holdings SA (Luxembourg),
Gtd. Notes, 144A
5.625%	08/01/24(a)	1,150	1,194,563
Kissner Holdings LP/Kissner Milling Co. Ltd./BSC Holding, Inc./Kissner USA (Canada),
Sr. Sec’d. Notes, 144A
8.375%	12/01/22	1,725	1,742,250
OCP SA (Morocco),
Sr. Unsec’d. Notes
6.875%	04/25/44	2,000	2,249,767
Platform Specialty Products Corp.,
Sr. Unsec’d. Notes, 144A
6.500%	02/01/22(a)	610	632,113
PQ Corp.,
Sr. Sec’d. Notes, 144A
6.750%	11/15/22	575	622,438
Rayonier AM Products, Inc.,
Gtd. Notes, 144A
5.500%	06/01/24	50	48,438
Solvay Finance America LLC (Belgium),
Gtd. Notes, 144A
4.450%	12/03/25	4,730	5,083,819
Valvoline, Inc.,
Gtd. Notes, 144A
5.500%	07/15/24	400	427,000

			21,070,758

Coal — 0.0%
Alliance Resource Operating Partners LP/Alliance Resource Finance Corp.,
Gtd. Notes, 144A
7.500%	05/01/25	805	835,188

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Commercial Services — 0.2%
AMN Healthcare, Inc.,
Gtd. Notes, 144A
5.125%	10/01/24		1,550	$ 1,606,188
Booz Allen Hamilton, Inc.,
Gtd. Notes, 144A
5.125%	05/01/25		835	843,350
Ecolab, Inc.,
Sr. Unsec’d. Notes
2.700%	11/01/26		2,030	1,950,517
FTI Consulting, Inc.,
Gtd. Notes
6.000%	11/15/22		850	877,625
Gartner, Inc.,
Gtd. Notes, 144A
5.125%	04/01/25		915	965,325
HPHT Finance 15 Ltd. (Hong Kong),
Gtd. Notes, 144A
2.250%	03/17/18		4,160	4,157,113
KAR Auction Services, Inc.,
Gtd. Notes, 144A
5.125%	06/01/25		1,695	1,762,800
Laureate Education, Inc.,
Gtd. Notes, 144A
8.250%	05/01/25		1,370	1,476,175
Live Nation Entertainment, Inc.,
Gtd. Notes, 144A
4.875%	11/01/24		35	36,225
Massachusetts Institute of Technology,
Unsec’d. Notes
3.959%	07/01/38		2,130	2,303,670
President and Fellows of Harvard College,
Unsec’d. Notes
3.619%	10/01/37		1,310	1,364,669
Prime Security Services Borrower LLC/Prime Finance, Inc.,
Sec’d. Notes, 144A
9.250%	05/15/23		2,445	2,698,204
Red de Carreteras de Occidente SAPIB de CV (Mexico),
Sr. Sec’d. Notes, MTN, 144A
9.000%	06/10/28	MXN	4,240	223,541
Ritchie Bros Auctioneers, Inc. (Canada),
Gtd. Notes, 144A
5.375%	01/15/25		1,450	1,533,375
Service Corp. International,
Sr. Unsec’d. Notes
8.000%	11/15/21		350	413,000
Team Health Holdings, Inc.,
Gtd. Notes, 144A
6.375%	02/01/25(a)		1,125	1,065,938
TMS International Corp.,
Sr. Unsec’d. Notes, 144A
7.250%	08/15/25		985	1,007,163
Transurban Finance Co. Pty Ltd. (Australia),
Sr. Sec’d. Notes, 144A
3.375%	03/22/27		1,255	1,233,063
4.125%	02/02/26		3,405	3,542,221
United Rentals North America, Inc.,
Gtd. Notes
4.875%	01/15/28		1,890	1,899,450
5.500%	05/15/27		750	799,688

A1242

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Commercial Services (cont’d.)

			$ 31,759,300

Computers — 0.2%
Apple, Inc.,
Sr. Unsec’d. Notes
3.000%	02/09/24	3,905	4,001,646
3.200%	05/13/25	6,115	6,279,003
3.200%	05/11/27	7,237	7,368,089
4.250%	02/09/47	2,330	2,506,149
Dell International LLC/EMC Corp.,
Gtd. Notes, 144A
5.875%	06/15/21	525	548,846
7.125%	06/15/24	575	635,275
Harland Clarke Holdings Corp.,
Sr. Sec’d. Notes, 144A
6.875%	03/01/20	325	334,750
8.375%	08/15/22	815	872,050
Western Digital Corp.,
Gtd. Notes
10.500%	04/01/24	3,550	4,171,250
Sr. Sec’d. Notes, 144A
7.375%	04/01/23	1,315	1,440,583

			28,157,641

Cosmetics/Personal Care — 0.0%
Avon International Operations, Inc.,
Sr. Sec’d. Notes, 144A
7.875%	08/15/22(a)	825	855,938

Distribution/Wholesale — 0.0%
Beacon Roofing Supply, Inc.,
Gtd. Notes
6.375%	10/01/23	1,100	1,171,500
H&E Equipment Services, Inc.,
Gtd. Notes, 144A
5.625%	09/01/25	905	954,775
Performance Food Group, Inc.,
Gtd. Notes, 144A
5.500%	06/01/24	1,050	1,084,125
Univar USA, Inc.,
Gtd. Notes, 144A
6.750%	07/15/23(a)	1,030	1,078,925

			4,289,325

Diversified Financial Services — 0.5%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Netherlands),
Gtd. Notes
3.500%	05/26/22	1,910	1,955,783
3.650%	07/21/27	4,955	4,916,895
3.950%	02/01/22	4,535	4,720,349
4.625%	07/01/22	1,115	1,195,096
Affiliated Managers Group, Inc.,
Sr. Unsec’d. Notes
4.250%	02/15/24	239	252,253
Aircastle Ltd.,
Sr. Unsec’d. Notes
5.000%	04/01/23	575	615,250
5.500%	02/15/22	1,425	1,556,813

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Diversified Financial Services (cont’d.)
Alliance Data Systems Corp.,
Gtd. Notes, 144A
6.375%	04/01/20	500	$ 506,250
Gtd. Notes, MTN, 144A
5.875%	11/01/21	1,145	1,190,800
Ally Financial, Inc.,
Gtd. Notes
7.500%	09/15/20	360	405,000
8.000%	03/15/20	161	181,228
8.000%	11/01/31	1,075	1,386,643
Sr. Unsec’d. Notes
5.125%	09/30/24(a)	225	243,675
Sub. Notes
5.750%	11/20/25(a)	1,270	1,376,934
Capital One Bank USA NA,
Sub. Notes
3.375%	02/15/23	11,426	11,595,494
Discover Financial Services,
Sr. Unsec’d. Notes
3.750%	03/04/25	2,490	2,499,777
3.950%	11/06/24	477	488,290
4.100%	02/09/27	14,930	15,170,297
5.200%	04/27/22	304	330,449
10.250%	07/15/19	400	449,912
Fly Leasing Ltd. (Ireland),
Sr. Unsec’d. Notes^
5.250%	10/15/24	980	980,000
Grain Spectrum Funding II LLC,
Sec’d. Notes, 144A^
3.290%	10/10/34	641	638,251
Grain Spectrum Funding LLC,
Sec’d. Notes, 144A
4.000%	10/10/33	3,810	3,845,918
GTLK Europe DAC (Russia),
Gtd. Notes
5.125%	05/31/24	1,100	1,112,940
GTP Acquisition Partners I LLC,
Sec’d. Notes, 144A
2.350%	06/15/45	5,190	5,182,314
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.,
Gtd. Notes, 144A
5.875%	08/01/21	815	833,338
Lincoln Finance Ltd. (Netherlands),
Sr. Sec’d. Notes, 144A
7.375%	04/15/21	1,585	1,668,213
LPL Holdings, Inc.,
Gtd. Notes, 144A
5.750%	09/15/25	2,080	2,156,336
Navient Corp.,
Sr. Unsec’d. Notes, MTN
8.000%	03/25/20	850	937,125
NFP Corp.,
Sr. Unsec’d. Notes, 144A
6.875%	07/15/25	1,230	1,248,450
Poinsettia Finance Ltd. (Cayman Islands),
Sr. Sec’d. Notes, 144A
6.625%	06/17/31	400	406,500

A1244

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Diversified Financial Services (cont’d.)
Quicken Loans, Inc.,
Gtd. Notes, 144A
5.750%	05/01/25	1,155	$ 1,212,750
SLM Corp.,
Sr. Unsec’d. Notes
5.125%	04/05/22	1,130	1,161,075
Tarjeta Naranja SA (Argentina),
Sr. Unsec’d. Notes, MTN, Argentina Deposit Rates Badlar Private Banks ARS 30 to 35 Days + 3.500%, 144A
23.542%(c)	04/11/22	1,215	1,131,773
VFH Parent LLC/Orchestra Co.-Issuer, Inc.,
Sec’d. Notes, 144A
6.750%	06/15/22	240	249,900
Visa, Inc.,
Sr. Unsec’d. Notes
4.300%	12/14/45	6,555	7,254,039

			81,056,110

Electric — 0.6%
AES Corp.,
Sr. Unsec’d. Notes
5.125%	09/01/27	935	958,375
6.000%	05/15/26	675	726,469
CA La Electricidad de Caracas (Venezuela),
Sr. Unsec’d. Notes
8.500%	04/10/18	900	647,999
Calpine Corp.,
Sr. Unsec’d. Notes
5.375%	01/15/23(a)	2,355	2,293,535
5.500%	02/01/24	525	498,750
Comision Federal de Electricidad (Mexico),
Sr. Unsec’d. Notes, 144A
4.875%	01/15/24	585	627,413
DPL, Inc.,
Sr. Unsec’d. Notes
7.250%	10/15/21	1,425	1,553,250
Duquesne Light Holdings, Inc.,
Sr. Unsec’d. Notes, 144A
5.900%	12/01/21	338	379,784
Dynegy, Inc.,
Gtd. Notes
5.875%	06/01/23(a)	635	631,825
Enel Finance International NV (Italy),
Gtd. Notes, 144A
3.625%	05/25/27	10,495	10,516,334
4.750%	05/25/47	2,090	2,212,066
Entergy Corp.,
Sr. Unsec’d. Notes
4.000%	07/15/22	585	619,101
Eskom Holdings SOC Ltd. (South Africa),
Sr. Unsec’d. Notes
7.125%	02/11/25	7,100	7,354,691
Exelon Corp.,
Sr. Unsec’d. Notes
5.150%	12/01/20	2,555	2,760,214
FirstEnergy Corp.,
Sr. Unsec’d. Notes
3.900%	07/15/27	3,820	3,879,357

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Electric (cont’d.)
FirstEnergy Transmission LLC,
Sr. Unsec’d. Notes, 144A
4.350%	01/15/25	5,520	$ 5,843,027
Lamar Funding Ltd. (Oman),
Gtd. Notes
3.958%	05/07/25	1,500	1,409,999
Listrindo Capital BV (Indonesia),
Gtd. Notes
4.950%	09/14/26	1,200	1,217,999
Gtd. Notes, 144A
4.950%	09/14/26	525	532,875
NextEra Energy Operating Partners LP,
Gtd. Notes, 144A
4.500%	09/15/27	1,600	1,630,000
NRG Energy, Inc.,
Gtd. Notes
6.250%	07/15/22	195	204,750
6.625%	03/15/23	1,900	1,964,125
6.625%	01/15/27	2,725	2,854,438
7.250%	05/15/26	2,020	2,166,450
Origin Energy Finance Ltd. (Australia),
Gtd. Notes, 144A
3.500%	10/09/18	7,450	7,533,983
Pampa Energia SA (Argentina),
Sr. Unsec’d. Notes, 144A
7.500%	01/24/27	665	722,742
Perusahaan Listrik Negara PT (Indonesia),
Sr. Unsec’d. Notes, MTN
5.250%	10/24/42	700	729,127
Puget Energy, Inc.,
Sr. Sec’d. Notes
6.500%	12/15/20	276	308,347
Ruwais Power Co. PJSC (United Arab Emirates),
Sr. Sec’d. Notes
6.000%	08/31/36	1,200	1,403,999
Southern Co. (The),
Sr. Unsec’d. Notes
2.950%	07/01/23	4,184	4,205,329
3.250%	07/01/26	10,827	10,702,879
State Grid Overseas Investment 2013 Ltd. (China),
Gtd. Notes
4.375%	05/22/43	1,845	1,981,864
State Grid Overseas Investment 2014 Ltd. (China),
Gtd. Notes
4.125%	05/07/24	1,600	1,709,174
4.850%	05/07/44	1,200	1,384,172
State Grid Overseas Investment 2016 Ltd. (China),
Gtd. Notes, MTN
4.000%	05/04/47	1,980	2,006,074
Gtd. Notes, MTN, 144A
2.750%	05/04/22	9,905	9,918,867

			96,089,383

Electrical Components & Equipment — 0.0%
Energizer Holdings, Inc.,
Gtd. Notes, 144A
5.500%	06/15/25	1,025	1,078,813

A1244

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Electronics — 0.1%
Arrow Electronics, Inc.,
Sr. Unsec’d. Notes
3.250%	09/08/24	2,280	$2,254,354
3.500%	04/01/22	1,985	2,023,694
Avnet, Inc.,
Sr. Unsec’d. Notes
4.625%	04/15/26	2,135	2,217,898
Keysight Technologies, Inc.,
Sr. Unsec’d. Notes
4.600%	04/06/27	5,435	5,717,316

			12,213,262

Engineering & Construction — 0.2%
CCCI Treasure Ltd. (China),
Gtd. Notes
3.500%	12/29/49	1,260	1,275,614
CRCC Yupeng Ltd. (China),
Gtd. Notes
3.950%	02/28/29	4,470	4,553,124
Delhi International Airport Ltd. (India),
Sr. Sec’d. Notes, 144A
6.125%	10/31/26	1,110	1,194,693
Indika Energy Capital II Pte Ltd. (Indonesia),
Sr. Sec’d. Notes
6.875%	04/10/22	800	833,450
Indo Energy Finance II BV (Indonesia),
Sr. Sec’d. Notes
6.375%	01/24/23	600	609,725
Mexico City Airport Trust (Mexico),
Sr. Sec’d. Notes, 144A
5.500%	07/31/47	300	303,720
SBA Tower Trust,
First Lien, 144A
2.898%	10/11/44	2,670	2,686,531
Mortgage, 144A
3.156%	10/10/45	5,070	5,107,395
3.869%	10/08/49	4,755	4,821,598
Sr. Sec’d. Notes, 144A
3.168%	04/09/47	5,850	5,845,975
Weekley Homes LLC/Weekley Finance Corp.,
Sr. Unsec’d. Notes, 144A
6.625%	08/15/25	895	865,913

			28,097,738

Entertainment — 0.1%
AMC Entertainment Holdings, Inc.,
Gtd. Notes
5.750%	06/15/25	2,090	2,053,425
CCM Merger, Inc.,
Sr. Unsec’d. Notes, 144A
6.000%	03/15/22	950	982,177
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Op,
Gtd. Notes, 144A
5.375%	04/15/27	775	813,750
Eldorado Resorts, Inc.,
Gtd. Notes
6.000%	04/01/25	950	997,500

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Entertainment (cont’d.)
International Game Technology PLC,
Sr. Sec’d. Notes, 144A
6.250%	02/15/22	360	$397,980
6.500%	02/15/25	705	792,244
Regal Entertainment Group,
Sr. Unsec’d. Notes
5.750%	03/15/22	1,085	1,120,263
Scientific Games International, Inc.,
Gtd. Notes
10.000%	12/01/22	5,845	6,473,338
Universal Entertainment Corp. (Japan),
Gtd. Notes, GMTN, 144A
8.500%	08/24/20	1,250	1,274,999
WMG Acquisition Corp.,
Sr. Sec’d. Notes, 144A
5.000%	08/01/23(a)	1,050	1,084,125

			15,989,801

Environmental Control — 0.0%
Advanced Disposal Services, Inc.,
Gtd. Notes, 144A
5.625%	11/15/24	575	600,875
Clean Harbors, Inc.,
Gtd. Notes
5.125%	06/01/21	1,300	1,320,709
Wrangler Buyer Corp.,
Sr. Unsec’d. Notes, 144A
6.000%	10/01/25	410	417,175

			2,338,759

Foods — 0.2%
Albertsons Cos LLC/Safeway, Inc./New Albertson’s, Inc./Albertson’s LLC,
Gtd. Notes
5.750%	03/15/25	800	704,000
6.625%	06/15/24(a)	1,350	1,260,563
Cencosud SA (Chile),
Gtd. Notes
5.150%	02/12/25	2,550	2,725,430
6.625%	02/12/45	2,400	2,616,619
Chobani LLC/Chobani Finance Corp., Inc.,
Gtd. Notes, 144A
7.500%	04/15/25	2,110	2,299,900
Cosan Overseas Ltd. (Brazil),
Gtd. Notes
8.250%	11/29/49	220	223,849
Dean Foods Co.,
Gtd. Notes, 144A
6.500%	03/15/23(a)	1,025	1,040,375
FAGE International SA/FAGE USA Dairy Industry, Inc. (Luxembourg),
Gtd. Notes, 144A
5.625%	08/15/26	1,710	1,778,400
Lamb Weston Holdings, Inc.,
Gtd. Notes, 144A
4.875%	11/01/26	1,025	1,076,250
Marfrig Holdings Europe BV (Brazil),
Gtd. Notes
8.000%	06/08/23	525	543,086

A1245

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Foods (cont’d.)
Minerva Luxembourg SA (Brazil),
Gtd. Notes
7.750%	01/31/23	1,800	$1,878,749
Gtd. Notes, 144A
6.500%	09/20/26	1,300	1,313,325
7.750%	01/31/23	1,765	1,842,219
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp.,
Gtd. Notes
5.875%	01/15/24	1,075	1,139,500
Post Holdings, Inc.,
Gtd. Notes, 144A
5.500%	03/01/25	595	617,313
5.750%	03/01/27	590	607,700
8.000%	07/15/25	1,010	1,141,300
Shearer’s Foods LLC/Chip Finance Corp.,
Sr. Sec’d. Notes, 144A
9.000%	11/01/19	900	923,625
Sigma Alimentos SA de CV (Mexico),
Sr. Unsec’d. Notes
4.125%	05/02/26	3,670	3,711,288
TreeHouse Foods, Inc.,
Gtd. Notes, 144A
6.000%	02/15/24	1,250	1,335,938
Tyson Foods, Inc.,
Sr. Unsec’d. Notes
4.550%	06/02/47	1,920	2,054,646

			30,834,075

Forest Products & Paper — 0.0%
Cascades, Inc. (Canada),
Gtd. Notes, 144A
5.500%	07/15/22	325	337,188
5.750%	07/15/23	1,700	1,785,000
Klabin Finance SA (Brazil),
Gtd. Notes, 144A
4.875%	09/19/27	865	858,426
Mercer International, Inc. (Canada),
Sr. Unsec’d. Notes
6.500%	02/01/24	1,075	1,118,000
7.750%	12/01/22	400	424,500

			4,523,114

Gas — 0.1%
AmeriGas Partners LP/AmeriGas Finance Corp.,
Sr. Unsec’d. Notes
5.500%	05/20/25	1,090	1,119,975
5.625%	05/20/24	90	94,838
NGL Energy Partners LP/NGL Energy Finance Corp.,
Gtd. Notes
6.125%	03/01/25(a)	450	418,500
7.500%	11/01/23	2,060	2,049,700
NiSource Finance Corp.,
Gtd. Notes
4.375%	05/15/47	5,713	5,994,161
Sempra Energy,
Sr. Unsec’d. Notes
2.850%	11/15/20	2,610	2,650,618

			12,327,792

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Healthcare-Products — 0.2%
Becton Dickinson & Co.,
Sr. Unsec’d. Notes
2.675%	12/15/19	188	$190,257
3.363%	06/06/24	5,610	5,662,339
3.700%	06/06/27	7,320	7,401,173
3.734%	12/15/24	2,870	2,931,562
4.669%	06/06/47	6,615	6,939,823
Hill-Rom Holdings, Inc.,
Gtd. Notes, 144A
5.000%	02/15/25	1,330	1,376,550
5.750%	09/01/23	400	422,000
Kinetic Concepts, Inc./KCI USA, Inc.,
Sec’d. Notes, 144A
12.500%	11/01/21	1,135	1,262,688
Life Technologies Corp.,
Sr. Unsec’d. Notes
6.000%	03/01/20	3,865	4,199,204
Ortho-Clinical Diagnostics, Inc./Ortho-Clinical Diagnostics SA,
Sr. Unsec’d. Notes, 144A
6.625%	05/15/22(a)	575	563,500

			30,949,096

Healthcare-Services — 0.3%
Anthem, Inc.,
Sr. Unsec’d. Notes
3.500%	08/15/24	5,935	6,105,671
4.650%	01/15/43	5,315	5,736,462
Catholic Health Initiatives,
Unsec’d. Notes
2.600%	08/01/18	1,515	1,525,829
Centene Corp.,
Sr. Unsec’d. Notes
5.625%	02/15/21	325	338,065
6.125%	02/15/24	650	702,813
CHS/Community Health Systems, Inc.,
Gtd. Notes
6.875%	02/01/22(a)	1,020	800,700
Sr. Sec’d. Notes
6.250%	03/31/23	1,360	1,336,200
DaVita, Inc.,
Gtd. Notes
5.000%	05/01/25	1,550	1,529,137
5.125%	07/15/24	1,550	1,553,875
Eagle Holding Co. II LLC,
Sr. Unsec’d. Notes, Cash coupon 7.625% or PIK 3.500%, 144A
7.625%	05/15/22	385	399,438
HCA, Inc.,
Gtd. Notes
7.500%	02/15/22	4,045	4,640,384
Sr. Sec’d. Notes
5.250%	06/15/26	1,125	1,212,188
5.500%	06/15/47	535	554,394
5.875%	03/15/22	450	498,375
Humana, Inc.,
Sr. Unsec’d. Notes
3.850%	10/01/24	7,690	8,076,977
3.950%	03/15/27	470	491,043

A1246

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Healthcare-Services (cont’d.)
IASIS Healthcare LLC/IASIS Capital Corp.,
Gtd. Notes
8.375%	05/15/19(a)	2,170	$2,178,409
Kaiser Foundation Hospitals,
Gtd. Notes
3.500%	04/01/22	1,785	1,859,631
Kindred Healthcare, Inc.,
Gtd. Notes
8.000%	01/15/20	190	186,616
MEDNAX, Inc.,
Gtd. Notes, 144A
5.250%	12/01/23	1,670	1,749,325
Molina Healthcare, Inc.,
Gtd. Notes
5.375%	11/15/22	1,300	1,339,780
MPH Acquisition Holdings LLC,
Gtd. Notes, 144A
7.125%	06/01/24	600	645,000
Surgery Center Holdings, Inc.,
Gtd. Notes, 144A
8.875%	04/15/21	725	761,250
Tenet Healthcare Corp.,
Sec’d. Notes, 144A
5.125%	05/01/25(a)	845	833,381
7.500%	01/01/22(a)	525	555,844
Sr. Sec’d. Notes
6.000%	10/01/20	50	53,286
Sr. Unsec’d. Notes
6.750%	06/15/23(a)	1,420	1,363,200
8.125%	04/01/22(a)	2,290	2,330,075
WellCare Health Plans, Inc.,
Sr. Unsec’d. Notes
5.250%	04/01/25	1,445	1,520,863

			50,878,211

Holding Companies-Diversified — 0.0%
Alfa SAB de CV (Mexico),
Sr. Unsec’d. Notes
6.875%	03/25/44	1,305	1,471,388
Sr. Unsec’d. Notes, 144A
6.875%	03/25/44	1,385	1,561,588

			3,032,976

Home Builders — 0.0%
Shea Homes LP/Shea Homes Funding Corp.,
Gtd. Notes, 144A
5.875%	04/01/23	475	488,063
6.125%	04/01/25	700	722,750
Taylor Morrison Communities, Inc./Taylor Morrison Holdings II, Inc.,
Gtd. Notes, 144A
5.875%	04/15/23	735	779,100
William Lyon Homes, Inc.,
Gtd. Notes
5.875%	01/31/25	610	625,250
7.000%	08/15/22	1,665	1,723,275

			4,338,438

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Home Furnishings — 0.0%
Tempur Sealy International, Inc.,
Gtd. Notes
5.625%	10/15/23(a)	600	$630,750

Household Products/Wares — 0.0%
Spectrum Brands, Inc.,
Gtd. Notes
5.750%	07/15/25	1,125	1,198,125
6.625%	11/15/22	625	651,563

			1,849,688

Housewares — 0.0%
American Greetings Corp.,
Sr. Unsec’d. Notes, 144A
7.875%	02/15/25	510	552,075
Scotts Miracle-Gro Co. (The),
Gtd. Notes
6.000%	10/15/23	450	480,375

			1,032,450

Insurance — 0.3%
Alliant Holdings Intermediate LLC,
Sr. Unsec’d. Notes, 144A
8.250%	08/01/23	1,650	1,744,529
American International Group, Inc.,
Sr. Unsec’d. Notes
2.300%	07/16/19	1,031	1,036,130
Aon Corp.,
Gtd. Notes
5.000%	09/30/20	205	220,717
AssuredPartners, Inc.,
Sr. Unsec’d. Notes, 144A
7.000%	08/15/25	1,215	1,243,856
Chubb INA Holdings, Inc.,
Gtd. Notes
2.300%	11/03/20	3,315	3,339,288
4.350%	11/03/45	2,635	2,895,654
CNA Financial Corp.,
Sr. Unsec’d. Notes
5.875%	08/15/20	5,305	5,794,253
CNO Financial Group, Inc.,
Sr. Unsec’d. Notes
5.250%	05/30/25	1,875	2,001,563
Hub Holdings LLC/Hub Holdings Finance, Inc.,
Sr. Unsec’d. Notes, Cash coupon 8.125% or PIK 8.875%, 144A
8.125%	07/15/19	1,150	1,152,875
Liberty Mutual Group, Inc.,
Gtd. Notes, 144A
4.850%	08/01/44	5,800	6,310,171
5.000%	06/01/21	334	361,803
6.500%	03/15/35	260	322,974
Marsh & McLennan Cos., Inc.,
Sr. Unsec’d. Notes
4.350%	01/30/47	1,440	1,538,002
Massachusetts Mutual Life Insurance Co.,
Sub. Notes, 144A
4.500%	04/15/65	607	619,746

A1247

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Insurance (cont’d.)
MetLife, Inc.,
Sr. Unsec’d. Notes
3.048%	12/15/22	1,660	$1,700,153
MGIC Investment Corp.,
Sr. Unsec’d. Notes
5.750%	08/15/23	1,350	1,485,000
Nuveen Finance LLC,
Sr. Unsec’d. Notes, 144A
4.125%	11/01/24	303	319,007
Pacific LifeCorp,
Sr. Unsec’d. Notes, 144A
5.125%	01/30/43	563	626,377
Principal Financial Group, Inc.,
Gtd. Notes
4.700%	05/15/55	4,165	4,278,705
Reinsurance Group of America, Inc.,
Sr. Unsec’d. Notes
5.000%	06/01/21	1,945	2,102,512
6.450%	11/15/19	4,179	4,546,164
Teachers Insurance & Annuity Association of America,
Sub. Notes, 144A
4.900%	09/15/44	982	1,109,055
Trinity Acquisition PLC,
Gtd. Notes
3.500%	09/15/21	1,245	1,271,247
Unum Group,
Sr. Unsec’d. Notes
3.000%	05/15/21	1,915	1,940,616
5.625%	09/15/20	991	1,079,280
Willis North America, Inc.,
Gtd. Notes
3.600%	05/15/24	2,410	2,465,370

			51,505,047

Internet — 0.5%
Alibaba Group Holding Ltd. (China),
Sr. Unsec’d. Notes
3.125%	11/28/21	3,050	3,117,786
3.600%	11/28/24	17,145	17,767,792
Amazon.com, Inc.,
Sr. Unsec’d. Notes, 144A
3.875%	08/22/37	6,775	6,894,758
4.050%	08/22/47	5,635	5,742,749
Baidu, Inc. (China),
Sr. Unsec’d. Notes
2.750%	06/09/19	3,805	3,835,048
2.875%	07/06/22	3,255	3,266,959
EIG Investors Corp.,
Gtd. Notes
10.875%	02/01/24	1,040	1,144,000
Expedia, Inc.,
Gtd. Notes
5.000%	02/15/26	9,190	9,994,263
Match Group, Inc.,
Sr. Unsec’d. Notes
6.375%	06/01/24	500	544,375
Netflix, Inc.,
Sr. Unsec’d. Notes
5.750%	03/01/24	2,010	2,190,900

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Internet (cont’d.)
Priceline Group, Inc. (The),
Sr. Unsec’d. Notes
3.550%	03/15/28	2,080	$2,083,557
3.600%	06/01/26	5,520	5,612,367
3.650%	03/15/25	4,230	4,356,402
Tencent Holdings Ltd. (China),
Sr. Unsec’d. Notes, MTN
3.800%	02/11/25	9,280	9,716,633
Sr. Unsec’d. Notes, MTN, 144A
2.875%	02/11/20	2,335	2,365,524
VeriSign, Inc.,
Sr. Unsec’d. Notes
4.750%	07/15/27	680	700,400
5.250%	04/01/25	70	75,600
Zayo Group LLC/Zayo Capital, Inc.,
Gtd. Notes
6.375%	05/15/25	1,775	1,912,793
Gtd. Notes, 144A
5.750%	01/15/27	750	795,000

			82,116,906

Investment Companies — 0.0%
AYC Finance Ltd. (Philippines),
Gtd. Notes
5.125%	09/13/22	360	367,687

Iron/Steel — 0.1%
AK Steel Corp.,
Gtd. Notes
6.375%	10/15/25	1,190	1,175,125
ArcelorMittal (Luxembourg),
Sr. Unsec’d. Notes
7.500%	10/15/39	665	798,000
6.125%	06/01/25	90	103,500
Big River Steel LLC/BRS Finance Corp.,
Sr. Sec’d. Notes, 144A
7.250%	09/01/25(a)	1,110	1,177,710
Metalloinvest Finance DAC (Russia),
Gtd. Notes, 144A
4.850%	05/02/24	1,100	1,117,050
United States Steel Corp.,
Sr. Unsec’d. Notes
6.875%	08/15/25	1,200	1,227,000
Vale Overseas Ltd. (Brazil),
Gtd. Notes
5.875%	06/10/21(a)	1,038	1,141,281
6.250%	08/10/26	1,100	1,248,170

			7,987,836

Leisure Time — 0.0%
Carlson Travel, Inc.,
Sr. Sec’d. Notes, 144A
6.750%	12/15/23(a)	250	248,125
LTF Merger Sub, Inc.,
Gtd. Notes, 144A
8.500%	06/15/23(a)	1,610	1,710,625
Sabre GLBL, Inc.,
Sr. Sec’d. Notes, 144A
5.375%	04/15/23	500	518,150

A1249

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Leisure Time (cont’d.)
Silversea Cruise Finance Ltd.,
Sr. Sec’d. Notes, 144A
7.250%	02/01/25	310	$331,700
Vista Outdoor, Inc.,
Gtd. Notes
5.875%	10/01/23(a)	550	565,813

			3,374,413

Lodging — 0.1%
Boyd Gaming Corp.,
Gtd. Notes
6.375%	04/01/26	1,250	1,364,063
Caesars Entertainment Operating Co., Inc.,
Sec’d. Notes(i)
10.000%	12/15/18(a)	2,435	2,508,050
CRC Escrow Issuer LLC/CRC Finco, Inc.,
Gtd. Notes^
5.250%	10/15/25	1,725	1,725,000
Interval Acquisition Corp.,
Gtd. Notes
5.625%	04/15/23	1,000	1,030,000
MGM Resorts International,
Gtd. Notes
6.000%	03/15/23	2,625	2,894,063
Seminole Hard Rock Entertainment, Inc./Seminole Hard Rock International LLC,
Gtd. Notes, 144A
5.875%	05/15/21	1,050	1,060,500
Station Casinos LLC,
Gtd. Notes
7.500%	03/01/21(a)	232	240,700
Gtd. Notes, 144A
5.000%	10/01/25	625	626,500

			11,448,876

Machinery-Diversified — 0.0%
AGCO Corp.,
Sr. Unsec’d. Notes
5.875%	12/01/21	525	580,377
SPX FLOW, Inc.,
Gtd. Notes, 144A
5.625%	08/15/24	1,225	1,283,188
5.875%	08/15/26(a)	1,250	1,318,750
Tennant Co.,
Gtd. Notes, 144A
5.625%	05/01/25	945	980,438
Welbilt, Inc.,
Gtd. Notes
9.500%	02/15/24	250	287,188

			4,449,941

Media — 0.8%
Altice Financing SA (Luxembourg),
Sr. Sec’d. Notes, 144A
6.500%	01/15/22	1,350	1,404,000
6.625%	02/15/23	290	307,400
7.500%	05/15/26	1,575	1,732,500
Altice Finco SA (Luxembourg),
Gtd. Notes, MTN, 144A
7.625%	02/15/25	630	664,650

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Media (cont’d.)
Sec’d. Notes, 144A
8.125%	01/15/24	2,450	$2,646,000
Altice SA (Luxembourg),
Gtd. Notes, 144A
7.625%	02/15/25	8,400	9,061,500
Altice US Finance I Corp.,
Sr. Sec’d. Notes, 144A
5.375%	07/15/23	275	290,813
5.500%	05/15/26	2,030	2,141,021
AMC Networks, Inc.,
Gtd. Notes
4.750%	08/01/25	1,330	1,343,299
5.000%	04/01/24	1,675	1,729,438
Block Communications, Inc.,
Sr. Unsec’d. Notes, 144A
6.875%	02/15/25	440	477,532
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes, 144A
5.000%	02/01/28	3,790	3,776,925
5.500%	05/01/26	3,595	3,725,319
5.750%	02/15/26	1,700	1,782,450
5.875%	05/01/27	25	26,188
Cequel Communications Holdings I LLC/Cequel Capital Corp.,
Sr. Unsec’d. Notes, 144A
7.750%	07/15/25	3,305	3,652,025
Charter Communications Operating LLC/Charter Communications Operating
Capital,
Sr. Sec’d. Notes
4.908%	07/23/25	4,315	4,612,803
6.384%	10/23/35	750	877,219
6.484%	10/23/45	8,890	10,433,993
Comcast Corp.,
Gtd. Notes
3.300%	02/01/27	5,970	6,052,309
CSC Holdings LLC,
Gtd. Notes, 144A
6.625%	10/15/25	800	876,000
Sr. Unsec’d. Notes, 144A
10.875%	10/15/25	6,445	7,967,631
Discovery Communications LLC,
Gtd. Notes
2.950%	03/20/23	2,690	2,697,109
3.950%	03/20/28	2,915	2,894,110
4.900%	03/11/26(a)	2,410	2,572,906
DISH DBS Corp.,
Gtd. Notes
6.750%	06/01/21	1,525	1,677,500
7.750%	07/01/26	3,680	4,225,266
EW Scripps Co. (The),
Gtd. Notes, 144A
5.125%	05/15/25	310	316,200
Grupo Televisa SAB (Mexico),
Sr. Unsec’d. Notes
6.625%	03/18/25	880	1,050,933
iHeartCommunications, Inc.,
Sr. Unsec’d. Notes
6.875%	06/15/18	30	16,200

A1250

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Media (cont’d.)
LIN Television Corp.,
Gtd. Notes
5.875%	11/15/22	575	$599,438
Midcontinent Communications/Midcontinent Finance Corp.,
Gtd. Notes, 144A
6.875%	08/15/23	1,375	1,481,563
Nexstar Broadcasting, Inc.,
Gtd. Notes, 144A
5.625%	08/01/24(a)	1,175	1,216,125
SFR Group SA (France),
Sr. Sec’d. Notes, 144A
7.375%	05/01/26	3,390	3,661,200
Sinclair Television Group, Inc.,
Gtd. Notes, 144A
5.875%	03/15/26(a)	550	561,000
Sirius XM Radio, Inc.,
Gtd. Notes, 144A
5.000%	08/01/27	505	515,100
6.000%	07/15/24	3,450	3,713,063
TEGNA, Inc.,
Gtd. Notes
6.375%	10/15/23	750	797,813
Thomson Reuters Corp. (Canada),
Sr. Unsec’d. Notes
3.350%	05/15/26	4,940	4,918,880
Time Warner Cable LLC,
Sr. Sec’d. Notes
6.550%	05/01/37	2,699	3,170,108
6.750%	06/15/39	8,155	9,784,704
Townsquare Media, Inc.,
Gtd. Notes, 144A
6.500%	04/01/23(a)	1,200	1,218,000
Unitymedia GmbH (Germany),
Sec’d. Notes, 144A
6.125%	01/15/25	1,650	1,759,313
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH (Germany),
Sr. Sec’d. Notes, 144A
5.000%	01/15/25	1,730	1,818,663
Univision Communications, Inc.,
Sr. Sec’d. Notes, 144A
5.125%	05/15/23	1,375	1,402,500
5.125%	02/15/25	610	615,338
UPCB Finance IV Ltd. (Netherlands),
Sr. Sec’d. Notes, 144A
5.375%	01/15/25	1,140	1,185,600
Videotron Ltd. (Canada),
Gtd. Notes
5.000%	07/15/22	1,700	1,836,000
Sr. Unsec’d. Notes, 144A
5.125%	04/15/27	1,735	1,803,880
Virgin Media Finance PLC (United Kingdom),
Gtd. Notes, 144A
6.375%	04/15/23	200	208,750
Virgin Media Secured Finance PLC (United Kingdom),
Sr. Sec’d. Notes, 144A
5.250%	01/15/26	1,475	1,535,844
5.500%	08/15/26	1,625	1,712,344

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Media (cont’d.)
VTR Finance BV (Chile),
Sr. Sec’d. Notes, 144A
6.875%	01/15/24	1,175	$1,244,208
Ziggo Bond Finance BV (Netherlands),
Sr. Unsec’d. Notes, 144A
6.000%	01/15/27	1,525	1,578,375

			129,369,048

Metal Fabricate/Hardware — 0.1%
Grinding Media, Inc./MC Grinding Media Canada, Inc.,
Sr. Sec’d. Notes, 144A
7.375%	12/15/23	1,075	1,166,375
Novelis Corp.,
Gtd. Notes, 144A
5.875%	09/30/26	1,250	1,268,750
6.250%	08/15/24	1,125	1,173,038
Park-Ohio Industries, Inc.,
Gtd. Notes
6.625%	04/15/27	1,445	1,556,988
Zekelman Industries, Inc.,
Sr. Sec’d. Notes, 144A
9.875%	06/15/23	1,650	1,860,375

			7,025,526

Mining — 0.2%
Aleris International, Inc.,
Sr. Sec’d. Notes, 144A
9.500%	04/01/21	465	495,225
Constellium NV (Netherlands),
Gtd. Notes, 144A
8.000%	01/15/23	1,500	1,586,250
Sr. Unsec’d. Notes, 144A
6.625%	03/01/25	1,675	1,714,781
Corp Nacional del Cobre de Chile (Chile),
Sr. Unsec’d. Notes, 144A
3.625%	08/01/27	1,745	1,738,613
FMG Resources August 2006 Pty Ltd. (Australia),
Gtd. Notes, 144A
4.750%	05/15/22(a)	700	708,750
5.125%	05/15/24	1,020	1,032,750
Freeport-McMoRan, Inc.,
Gtd. Notes
3.550%	03/01/22(a)	2,625	2,584,811
5.400%	11/14/34	2,095	2,000,725
5.450%	03/15/43	355	331,703
6.875%	02/15/23	2,035	2,218,150
Hudbay Minerals, Inc. (Canada),
Gtd. Notes, 144A
7.250%	01/15/23	550	585,750
7.625%	01/15/25	2,120	2,294,942
Joseph T Ryerson & Son, Inc.,
Sr. Sec’d. Notes, 144A
11.000%	05/15/22	1,175	1,316,000
New Gold, Inc. (Canada),
Gtd. Notes, 144A
6.375%	05/15/25	685	724,388
Stillwater Mining Co. (South Africa),
Gtd. Notes
6.125%	06/27/22	1,100	1,117,049

A1251

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Mining (cont’d.)
VM Holding SA (Peru),
Gtd. Notes, 144A
5.375%	05/04/27	1,800	$1,890,000

			22,339,887

Miscellaneous Manufacturing — 0.0%
Bombardier, Inc. (Canada),
Sr. Unsec’d. Notes, 144A
8.750%	12/01/21	1,110	1,189,920
Ingersoll-Rand Global Holding Co. Ltd.,
Gtd. Notes
4.250%	06/15/23	405	436,354
Koppers, Inc.,
Gtd. Notes, 144A
6.000%	02/15/25(a)	570	612,750

			2,239,024

Office/Business Equipment — 0.0%
CDW LLC/CDW Finance Corp.,
Gtd. Notes
5.000%	09/01/25	1,250	1,312,500

Oil & Gas — 1.5%
Carrizo Oil & Gas, Inc.,
Gtd. Notes
8.250%	07/15/25	1,315	1,428,419
Cenovus Energy, Inc. (Canada),
Sr. Unsec’d. Notes
6.750%	11/15/39	1,000	1,151,187
Sr. Unsec’d. Notes, 144A
4.250%	04/15/27(a)	1,395	1,383,118
5.400%	06/15/47(a)	8,130	8,075,712
Chesapeake Energy Corp.,
Gtd. Notes
6.125%	02/15/21(a)	660	664,950
Gtd. Notes, 144A
8.000%	01/15/25	550	555,500
CNOOC Curtis Funding No. 1 Pty Ltd. (China),
Gtd. Notes, 144A
4.500%	10/03/23	1,940	2,094,053
CNOOC Finance 2015 USA LLC (China),
Gtd. Notes
3.500%	05/05/25	3,125	3,172,697
CNOOC Nexen Finance 2014 ULC (China),
Gtd. Notes
4.250%	04/30/24	975	1,037,586
Concho Resources, Inc.,
Gtd. Notes
3.750%	10/01/27	2,040	2,049,075
5.500%	04/01/23	1,440	1,481,688
Continental Resources, Inc.,
Gtd. Notes
4.500%	04/15/23(a)	875	877,188
Covey Park Energy LLC/Covey Park Finance Corp.,
Gtd. Notes, 144A
7.500%	05/15/25	1,050	1,088,063
CrownRock LP/CrownRock Finance, Inc.,
Sr. Unsec’d. Notes, 144A
7.125%	04/15/21	850	875,500
7.750%	02/15/23	2,180	2,327,150

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Oil & Gas (cont’d.)
Encana Corp. (Canada),
Sr. Unsec’d. Notes
7.375%	11/01/31	455	$561,675
8.125%	09/15/30	330	427,160
Ensco PLC,
Sr. Unsec’d. Notes
5.750%	10/01/44	175	125,563
8.000%	01/31/24(a)	1,743	1,712,498
EQT Corp.,
Sr. Unsec’d. Notes
4.875%	11/15/21	2,375	2,570,509
Frontera Energy Corp. (Colombia),
Sec’d. Notes
10.000%	11/02/21	45	50,175
Sr. Sec’d. Notes, Cash coupon 10.000% or PIK 14.000%, 144A
10.000%	11/02/21	2,465	2,748,475
Gazprom OAO Via Gaz Capital SA (Russia),
Sr. Unsec’d. Notes, MTN
7.288%	08/16/37	1,250	1,520,615
Hess Corp.,
Sr. Unsec’d. Notes
4.300%	04/01/27(a)	9,142	9,061,436
5.800%	04/01/47	3,625	3,725,451
7.875%	10/01/29	685	831,342
HPCL-Mittal Energy Ltd. (India),
Sr. Unsec’d. Notes
5.250%	04/28/27	550	572,181
KazMunayGas National Co. JSC (Kazakhstan),
Sr. Unsec’d. Notes
7.000%	05/05/20	2,175	2,370,749
Sr. Unsec’d. Notes, MTN
5.750%	04/30/43	3,550	3,555,111
Kosmos Energy Ltd. (Ghana),
Sr. Sec’d. Notes, 144A
7.875%	08/01/21	5,725	5,925,375
Laredo Petroleum, Inc.,
Gtd. Notes
6.250%	03/15/23	575	592,250
Matador Resources Co.,
Gtd. Notes
6.875%	04/15/23	3,125	3,308,594
MEG Energy Corp. (Canada),
Gtd. Notes, 144A
7.000%	03/31/24	675	578,813
Sec’d. Notes, 144A
6.500%	01/15/25(a)	1,485	1,449,731
Murphy Oil Corp.,
Sr. Unsec’d. Notes
6.875%	08/15/24	770	821,005
Pertamina Persero PT (Indonesia),
Sr. Unsec’d. Notes, MTN
5.625%	05/20/43	8,100	8,718,686
Sr. Unsec’d. Notes, MTN, 144A
6.450%	05/30/44	1,645	1,949,856
Petrobras Global Finance BV (Brazil),
Gtd. Notes
6.850%	06/05/15	4,102	3,912,283
7.375%	01/17/27	2,980	3,280,980

A1252

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Oil & Gas (cont’d.)
8.750%	05/23/26	10,045	$ 12,066,556
Gtd. Notes, 144A
5.999%	01/27/28	4,424	4,420,682
Petroleos de Venezuela SA (Venezuela),
Gtd. Notes
5.375%	04/12/27	5,000	1,499,999
6.000%	05/16/24	19,015	5,780,559
6.000%	11/15/26	6,600	2,003,099
8.500%	11/02/17(a)	2,307	2,169,997
9.000%	11/17/21	25,980	10,651,799
9.750%	05/17/35	2,200	753,499
12.750%	02/17/22	4,180	1,931,159
Sr. Sec’d. Notes
8.500%	10/27/20	3,050	2,531,499
Sr. Sec’d. Notes, 144A
8.500%	10/27/20	3,510	2,913,300
Petroleos Mexicanos (Mexico),
Gtd. Notes
3.500%	07/23/20	4,985	5,089,685
4.875%	01/24/22	5,135	5,385,331
5.500%	01/21/21	2,715	2,896,905
5.500%	06/27/44	4,392	4,095,540
5.625%	01/23/46	6,960	6,472,800
6.375%	02/04/21	2,780	3,045,518
6.500%	06/02/41	15,762	16,479,171
7.190%	09/12/24	MXN 3,700	185,711
Gtd. Notes, 144A
6.500%	03/13/27	545	603,985
Gtd. Notes, 3 Month LIBOR + 3.650%, 144A
4.967%(c)	03/11/22	2,550	2,776,440
Gtd. Notes, MTN
6.750%	09/21/47	6,885	7,324,952
6.875%	08/04/26	5,400	6,142,500
Gtd. Notes, MTN, 144A
6.750%	09/21/47	800	851,120
Petroleum Co. of Trinidad & Tobago Ltd. (Trinidad & Tobago),
Sr. Unsec’d. Notes, 144A
9.750%	08/14/19	300	317,409
QEP Resources, Inc.,
Sr. Unsec’d. Notes
5.250%	05/01/23(a)	455	442,488
5.375%	10/01/22	980	962,850
6.875%	03/01/21(a)	2,235	2,352,338
Range Resources Corp.,
Gtd. Notes
4.875%	05/15/25	425	418,625
Rowan Cos., Inc.,
Gtd. Notes
7.375%	06/15/25(a)	610	596,275
Seven Generations Energy Ltd. (Canada),
Gtd. Notes, 144A
5.375%	09/30/25	1,410	1,420,575
6.750%	05/01/23	1,660	1,749,225
6.875%	06/30/23	450	477,000
8.250%	05/15/20(a)	1,025	1,071,125
Shell International Finance BV (Netherlands),
Gtd. Notes
2.875%	05/10/26	5,745	5,716,331

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Oil & Gas (cont’d.)
Southwestern Energy Co., Sr. Unsec’d. Notes
7.500%	04/01/26	1,595	$ 1,658,800
Transocean, Inc.,
Gtd. Notes
6.800%	03/15/38	1,080	880,200
Gtd. Notes, 144A
9.000%	07/15/23(a)	545	587,238
Whiting Petroleum Corp.,
Gtd. Notes
5.750%	03/15/21	50	49,125
6.250%	04/01/23	285	280,369
Woodside Finance Ltd. (Australia),
Gtd. Notes, 144A
3.650%	03/05/25	4,520	4,552,274
3.700%	09/15/26	3,608	3,610,570
3.700%	03/15/28	4,041	4,007,204
WPX Energy, Inc.,
Sr. Unsec’d. Notes
8.250%	08/01/23	515	577,444
YPF SA (Argentina),
Sr. Unsec’d. Notes
8.500%	07/28/25	685	789,326
Sr. Unsec’d. Notes, 144A
8.750%	04/04/24	225	258,750
Sr. Unsec’d. Notes, MTN, Argentina Deposit Rates Badlar Private Banks ARS 30 to 35 Days + 4.000%, 144A
24.104%(c)	07/07/20	435	435,000

			229,914,746

Oil & Gas Services — 0.1%
Archrock Partners LP/Archrock Partners Finance Corp.,
Gtd. Notes
6.000%	04/01/21	490	480,200
6.000%	10/01/22	1,290	1,254,525
Exterran Energy Solutions LP/EES Finance Corp.,
Gtd. Notes, 144A
8.125%	05/01/25	2,365	2,447,775
Schlumberger Holdings Corp.,
Sr. Unsec’d. Notes, 144A
3.000%	12/21/20	4,240	4,342,418

			8,524,918

Packaging & Containers — 0.1%
ARD Finance SA (Luxembourg),
Sr. Sec’d. Notes, Cash coupon 7.125% or PIK 7.875%
7.125%	09/15/23	1,275	1,364,633
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. (Ireland),
Gtd. Notes, 144A
7.250%	05/15/24	3,400	3,729,358
Brambles USA, Inc. (Australia),
Gtd. Notes, 144A
4.125%	10/23/25	1,410	1,467,846
BWAY Holding Co.,
Sr. Sec’d. Notes, 144A
5.500%	04/15/24	1,040	1,086,800
Sr. Unsec’d. Notes, 144A
7.250%	04/15/25(a)	1,810	1,864,300

A1253

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Packaging & Containers (cont’d.)
Crown Cork & Seal Co., Inc.,
Gtd. Notes
7.375%	12/15/26	100	$ 117,500
Horizon Parent Holdings Sarl (France),
Sr. Sec’d. Notes, 144A
8.250%	02/15/22	EUR 800	1,008,155
Pactiv LLC,
Sr. Unsec’d. Notes
7.950%	12/15/25	500	563,750
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA (New Zealand),
Gtd. Notes, 144A
7.000%	07/15/24(a)	850	905,250
SAN Miguel Industrias Pet SA (Peru),
Gtd. Notes, 144A
4.500%	09/18/22	200	202,600
Sealed Air Corp.,
Gtd. Notes, 144A
5.250%	04/01/23	600	646,500
SIG Combibloc Holdings SCA (Luxembourg),
Sr. Sec’d. Notes, 144A
7.750%	02/15/23	EUR 725	906,143

			13,862,835

Pharmaceuticals — 0.5%
AbbVie, Inc.,
Sr. Unsec’d. Notes
3.200%	05/14/26	3,150	3,156,368
3.600%	05/14/25	2,660	2,757,825
4.450%	05/14/46	8,950	9,420,632
Endo Finance LLC/Endo Finco, Inc.,
Gtd. Notes, 144A
7.250%	01/15/22	1,230	1,150,050
Express Scripts Holding Co.,
Gtd. Notes
4.500%	02/25/26	5,190	5,555,012
4.800%	07/15/46(a)	2,835	2,993,582
Mead Johnson Nutrition Co. (United Kingdom),
Gtd. Notes
4.125%	11/15/25	2,420	2,612,709
Shire Acquisitions Investments Ireland DAC,
Gtd. Notes
2.400%	09/23/21	1,210	1,205,769
2.875%	09/23/23	7,180	7,135,321
3.200%	09/23/26	8,975	8,847,713
Teva Pharmaceutical Finance IV BV (Israel),
Gtd. Notes
3.650%	11/10/21	2,854	2,874,354
Teva Pharmaceutical Finance Netherlands III BV (Israel),
Gtd. Notes
2.200%	07/21/21	6,090	5,863,474
2.800%	07/21/23(a)	6,325	6,032,734
Valeant Pharmaceuticals International, Inc.,
Gtd. Notes, 144A
6.375%	10/15/20(a)	4,720	4,731,800
7.000%	10/01/20	1,825	1,836,406
Sr. Sec’d. Notes, 144A
6.500%	03/15/22	1,450	1,533,375
7.000%	03/15/24	535	571,161

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Pharmaceuticals (cont’d.)

			$ 68,278,285

Pipelines — 0.5%
Andeavor Logistics LP/Tesoro Logistics Finance Corp.,
Gtd. Notes
5.250%	01/15/25	760	814,150
APT Pipelines Ltd. (Australia),
Gtd. Notes, 144A
3.875%	10/11/22	2,060	2,130,039
4.250%	07/15/27	2,600	2,674,934
Boardwalk Pipelines LP,
Gtd. Notes
3.375%	02/01/23	1,320	1,317,336
4.450%	07/15/27	2,380	2,423,296
5.950%	06/01/26	3,760	4,206,031
Cheniere Corpus Christi Holdings LLC,
Sr. Sec’d. Notes
5.875%	03/31/25	525	565,031
7.000%	06/30/24	3,150	3,591,000
Sr. Sec’d. Notes, 144A
5.125%	06/30/27	1,960	2,018,800
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.,
Gtd. Notes
6.250%	04/01/23	1,625	1,675,781
DCP Midstream Operating LLC,
Gtd. Notes, 144A
9.750%	03/15/19	300	327,750
DCP Midstream Operating LP,
Gtd. Notes
8.125%	08/16/30	150	175,875
Gtd. Notes, 144A
5.850%	05/21/43	1,295	1,207,588
6.450%	11/03/36	250	262,500
Enbridge, Inc. (Canada),
Sr. Unsec’d. Notes
5.500%	12/01/46(a)	2,245	2,578,846
Sub. Notes
6.000%	01/15/77	4,645	4,923,700
Energy Transfer Equity LP,
Sr. Sec’d. Notes
5.500%	06/01/27(a)	1,000	1,052,500
5.875%	01/15/24	700	751,625
EnLink Midstream Partners LP,
Sr. Unsec’d. Notes
4.850%	07/15/26	2,865	2,997,908
Holly Energy Partners LP/Holly Energy Finance Corp.,
Gtd. Notes, 144A
6.000%	08/01/24	1,275	1,337,156
NGPL PipeCo LLC,
Sr. Unsec’d. Notes, 144A
4.375%	08/15/22	790	819,625
NuStar Logistics LP,
Gtd. Notes
4.800%	09/01/20	125	129,688
5.625%	04/28/27(a)	765	807,075
Plains All American Pipeline LP/PAA Finance Corp.,
Sr. Unsec’d. Notes
2.850%	01/31/23	995	956,317
4.500%	12/15/26(a)	510	517,604

A1254

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Pipelines (cont’d.)
Rockies Express Pipeline LLC,
Sr. Unsec’d. Notes, 144A
6.000%	01/15/19	275	$284,625
Sabine Pass Liquefaction LLC,
Sr. Sec’d. Notes
4.200%	03/15/28	8,225	8,291,298
5.000%	03/15/27	10,460	11,156,425
5.750%	05/15/24	2,075	2,308,383
SemGroup Corp.,
Gtd. Notes, 144A
6.375%	03/15/25	1,000	980,000
Southern Gas Corridor CJSC (Azerbaijan),
Gov’t. Gtd. Notes
6.875%	03/24/26	2,600	2,924,999
Spectra Energy Capital LLC,
Gtd. Notes
3.300%	03/15/23	500	501,919
Spectra Energy Partners LP,
Sr. Unsec’d. Notes
3.375%	10/15/26	4,070	4,038,208
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.,
Gtd. Notes, 144A
5.500%	09/15/24	2,000	2,055,000
Targa Resources Partners LP/Targa Resources Partners Finance Corp.,
Gtd. Notes
4.250%	11/15/23	75	74,344
5.125%	02/01/25(a)	1,350	1,390,500
5.250%	05/01/23	1,100	1,122,000
6.750%	03/15/24(a)	1,290	1,399,650
Tesoro Logistics LP/Tesoro Logistics Finance Corp.,
Gtd. Notes
6.125%	10/15/21	300	309,375
Western Gas Partners LP,
Sr. Unsec’d. Notes
4.000%	07/01/22	4,395	4,541,159
5.375%	06/01/21	467	500,133

			82,140,173

Private Equity — 0.0%
Icahn Enterprises LP/Icahn Enterprises Finance Corp.,
Gtd. Notes
6.000%	08/01/20	725	748,164

Real Estate — 0.1%
American Campus Communities Operating Partnership LP,
Gtd. Notes
3.750%	04/15/23	144	148,210
CBRE Services, Inc.,
Gtd. Notes
4.875%	03/01/26	1,460	1,573,728
Emaar Sukuk Ltd. (United Arab Emirates),
Sr. Unsec’d. Notes, EMTN
3.635%	09/15/26	1,100	1,083,499
Greystar Real Estate Partners LLC,
Sr. Sec’d. Notes, 144A
8.250%	12/01/22	1,050	1,120,875
Howard Hughes Corp. (The),
Sr. Unsec’d. Notes, 144A
5.375%	03/15/25	4,110	4,192,200

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Real Estate (cont’d.)
IFC Development Corporate Treasury Ltd. (Hong Kong),
Gtd. Notes
2.375%	05/21/19	5,052	$5,051,999
IRSA Propiedades Comerciales SA (Argentina),
Sr. Unsec’d. Notes, 144A
8.750%	03/23/23	2,005	2,255,625
WEA Finance LLC (Australia),
Gtd. Notes, 144A
3.150%	04/05/22	4,025	4,071,615

			19,497,751

Real Estate Investment Trusts (REITs) — 0.8%
Alexandria Real Estate Equities, Inc.,
Gtd. Notes
2.750%	01/15/20	157	158,557
3.950%	01/15/27	3,756	3,834,069
3.950%	01/15/28	5,660	5,764,619
4.600%	04/01/22	94	100,305
American Tower Corp.,
Sr. Unsec’d. Notes
2.800%	06/01/20	500	507,577
Boston Properties LP,
Sr. Unsec’d. Notes
2.750%	10/01/26	6,240	5,886,743
3.650%	02/01/26	4,870	4,965,525
Brixmor Operating Partnership LP,
Sr. Unsec’d. Notes
3.650%	06/15/24	1,849	1,839,818
3.850%	02/01/25	3,460	3,462,322
3.875%	08/15/22	2,164	2,229,581
3.900%	03/15/27	6,003	5,958,044
4.125%	06/15/26	3,075	3,100,681
CC Holdings GS V LLC/Crown Castle GS III Corp.,
Sr. Sec’d. Notes
3.849%	04/15/23	7,890	8,257,107
Crown Castle International Corp.,
Sr. Unsec’d. Notes
5.250%	01/15/23	2,055	2,274,893
Duke Realty LP,
Gtd. Notes
4.375%	06/15/22	198	211,565
Equinix, Inc.,
Sr. Unsec’d. Notes
5.375%	04/01/23	850	884,680
5.375%	05/15/27	1,805	1,960,681
5.750%	01/01/25	300	322,875
5.875%	01/15/26	1,275	1,400,906
ERP Operating LP,
Sr. Unsec’d. Notes
2.375%	07/01/19	480	483,892
Essex Portfolio LP,
Gtd. Notes
3.625%	05/01/27	5,065	5,112,076
3.875%	05/01/24	457	475,152
Healthcare Trust of America Holdings LP,
Gtd. Notes
3.375%	07/15/21	1,129	1,160,111

A1254

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Real Estate Investment Trusts (REITs) (cont’d.)
Highwoods Realty LP,
Sr. Unsec’d. Notes
3.200%	06/15/21		437	$ 442,876
Iron Mountain Operations ULC,
Gtd. Notes, 144A
5.375%	09/15/23	CAD	170	143,398
iStar, Inc.,
Sr. Unsec’d. Notes
4.625%	09/15/20		260	265,850
Kimco Realty Corp.,
Sr. Unsec’d. Notes
2.800%	10/01/26(a)		3,870	3,631,821
3.400%	11/01/22(a)		745	767,125
Mid-America Apartments LP,
Sr. Unsec’d. Notes
4.300%	10/15/23		117	124,064
MPT Operating Partnership LP/MPT Finance Corp.,
Gtd. Notes
5.000%	10/15/27		5,890	6,037,250
5.250%	08/01/26		1,350	1,393,875
6.375%	03/01/24		975	1,051,781
Potlatch Corp.,
Gtd. Notes
7.500%	11/01/19		125	135,938
Regency Centers Corp.,
Gtd. Notes
3.750%	11/15/22		1,400	1,442,767
Regency Centers LP,
Gtd. Notes
3.600%	02/01/27		2,390	2,386,590
Simon Property Group LP,
Sr. Unsec’d. Notes
2.500%	09/01/20		4,910	4,969,681
Starwood Property Trust, Inc.,
Sr. Unsec’d. Notes
5.000%	12/15/21		1,050	1,095,938
Trust F/1401 (Mexico),
Sr. Unsec’d. Notes
5.250%	12/15/24		7,925	8,450,428
5.250%	01/30/26		600	640,499
Ventas Realty LP,
Gtd. Notes
3.500%	02/01/25		203	203,792
4.125%	01/15/26		264	274,952
4.375%	02/01/45		121	119,675
Ventas Realty LP/Ventas Capital Corp.,
Gtd. Notes
4.000%	04/30/19		168	172,299
VEREIT Operating Partnership LP,
Gtd. Notes
3.950%	08/15/27		3,933	3,912,116
4.600%	02/06/24		8,075	8,478,294
4.875%	06/01/26(a)		1,910	2,044,963
WEA Finance LLC/Westfield UK & Europe Finance PLC (Australia),
Gtd. Notes, 144A
3.250%	10/05/20		7,515	7,673,904

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Real Estate Investment Trusts (REITs) (cont’d.)
Weingarten Realty Investors,
Sr. Unsec’d. Notes
3.375%	10/15/22		96	$ 97,725

				116,309,380

Retail — 0.2%
1011778 BC ULC/New Red Finance, Inc. (Canada),
Sec’d. Notes, 144A
5.000%	10/15/25		2,620	2,652,488
Dollar Tree, Inc.,
Gtd. Notes
5.750%	03/01/23		1,325	1,397,875
Ferrellgas LP/Ferrellgas Finance Corp.,
Gtd. Notes
6.750%	06/15/23(a)		325	313,625
Sr. Unsec’d. Notes
6.500%	05/01/21(a)		895	868,150
6.750%	01/15/22		395	383,150
Group 1 Automotive, Inc.,
Gtd. Notes
5.000%	06/01/22(a)		425	440,406
Gtd. Notes, 144A
5.250%	12/15/23(a)		450	455,625
Jo-Ann Stores Holdings, Inc.,
Sr. Unsec’d. Notes, Cash coupon 9.750% or PIK 10.500%, 144A
9.750%	10/15/19(a)		1,425	1,385,813
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC,
Gtd. Notes, 144A
5.000%	06/01/24		275	289,781
5.250%	06/01/26		775	820,531
Kirk Beauty One GmbH (Germany),
Gtd. Notes, 144A
8.750%	07/15/23	EUR	425	546,884
Lithia Motors, Inc.,
Gtd. Notes, 144A
5.250%	08/01/25(a)		700	727,125
New Albertson’s, Inc.,
Sr. Unsec’d. Notes
7.450%	08/01/29		275	213,125
8.000%	05/01/31		150	120,000
O’Reilly Automotive, Inc.,
Gtd. Notes
3.800%	09/01/22		1,995	2,083,114
4.625%	09/15/21		690	741,030
4.875%	01/14/21		1,870	2,002,261
PF Chang’s China Bistro, Inc.,
Gtd. Notes, 144A
10.250%	06/30/20		250	244,375
QVC, Inc.,
Sr. Sec’d. Notes
4.375%	03/15/23		3,860	4,009,269
5.125%	07/02/22		7,905	8,451,390
Sonic Automotive, Inc.,
Gtd. Notes
5.000%	05/15/23(a)		1,700	1,661,750
6.125%	03/15/27		940	963,500

A1255

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Retail (cont’d.)
Suburban Propane Partners LP/Suburban Energy Finance Corp.,
Sr. Unsec’d. Notes
5.500%	06/01/24	365	$366,825
Yum! Brands, Inc.,
Sr. Unsec’d. Notes
5.350%	11/01/43(a)	878	825,320
6.875%	11/15/37	374	410,933

			32,374,345

Savings & Loans — 0.0%
Nationwide Building Society (United Kingdom),
Sr. Unsec’d. Notes, MTN, 144A
3.900%	07/21/25	4,680	4,905,261

Semiconductors — 0.1%
Broadcom Corp./Broadcom Cayman Finance Ltd.,
Gtd. Notes, 144A
3.625%	01/15/24	6,700	6,883,426
3.875%	01/15/27	3,590	3,697,593
Micron Technology, Inc.,
Sr. Unsec’d. Notes, 144A
5.250%	08/01/23	725	756,175
Sensata Technologies UK Financing Co. PLC,
Gtd. Notes, 144A
6.250%	02/15/26	1,575	1,724,625

			13,061,819

Shipbuilding — 0.0%
Huntington Ingalls Industries, Inc.,
Gtd. Notes, 144A
5.000%	11/15/25	725	783,000

Software — 0.2%
Activision Blizzard, Inc.,
Sr. Unsec’d. Notes
4.500%	06/15/47	4,615	4,661,716
CDK Global, Inc.,
Sr. Unsec’d. Notes, 144A
4.875%	06/01/27	1,925	1,977,938
First Data Corp.,
Gtd. Notes, 144A
7.000%	12/01/23	5,305	5,664,679
Sr. Sec’d. Notes, 144A
5.375%	08/15/23	1,625	1,699,750
Microsoft Corp.,
Sr. Unsec’d. Notes
4.100%	02/06/37	5,770	6,253,047
MSCI, Inc.,
Gtd. Notes, 144A
4.750%	08/01/26	710	747,275
5.250%	11/15/24	525	559,125
5.750%	08/15/25	925	1,009,406
Quintiles IMS, Inc.,
Gtd. Notes, 144A
5.000%	10/15/26	1,150	1,219,000
Rackspace Hosting, Inc.,
Gtd. Notes, 144A
8.625%	11/15/24(a)	925	987,068
Solera LLC/Solera Finance, Inc.,
Sr. Unsec’d. Notes, 144A
10.500%	03/01/24	2,120	2,413,514

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Software (cont’d.)
Veritas US, Inc./Veritas Bermuda Ltd.,
Sr. Sec’d. Notes, 144A
7.500%	02/01/23	3,950	$4,206,750
Sr. Unsec’d. Notes, 144A
10.500%	02/01/24(a)	1,920	2,056,800

			33,456,068

Storage/Warehousing — 0.0%
Mobile Mini, Inc.,
Gtd. Notes
5.875%	07/01/24(a)	850	890,375

Telecommunications — 0.6%
C&W Senior Financing Designated Activity Co. (Ireland),
Sr. Unsec’d. Notes, 144A
6.875%	09/15/27	2,695	2,802,800
CenturyLink, Inc.,
Sr. Unsec’d. Notes
7.500%	04/01/24(a)	2,520	2,608,729
CommScope Technologies LLC,
Gtd. Notes, 144A
6.000%	06/15/25	1,725	1,843,594
Crown Castle Towers LLC,
Sr. Sec’d. Notes, 144A
3.222%	05/15/42	415	423,034
3.663%	05/15/45	4,425	4,535,625
6.113%	01/15/40	3,409	3,642,466
Digicel Group Ltd. (Jamaica),
Sr. Unsec’d. Notes, 144A
8.250%	09/30/20	3,250	3,174,860
GTH Finance BV (Netherlands),
Gtd. Notes
7.250%	04/26/23	750	850,829
Hughes Satellite Systems Corp.,
Gtd. Notes
6.625%	08/01/26	1,900	2,033,000
7.625%	06/15/21	610	692,667
Sr. Sec’d. Notes
6.500%	06/15/19	609	647,824
Intelsat Jackson Holdings SA (Luxembourg),
Gtd. Notes
7.250%	10/15/20	1,210	1,164,625
Sr. Sec’d. Notes, 144A
8.000%	02/15/24	470	505,250
9.500%	09/30/22	2,281	2,697,283
Level 3 Communications, Inc.,
Sr. Unsec’d. Notes
5.750%	12/01/22	450	462,375
Level 3 Financing, Inc.,
Gtd. Notes
5.125%	05/01/23	350	355,906
5.250%	03/15/26	325	333,024
5.375%	01/15/24	1,675	1,714,781
5.375%	05/01/25(a)	490	503,781
5.625%	02/01/23	1,175	1,211,645
Millicom International Cellular SA (Luxembourg),
Sr. Unsec’d. Notes, 144A
5.125%	01/15/28	255	257,168
6.000%	03/15/25	200	214,000

A1256

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Telecommunications (cont’d.)
MTN Mauritius Investment Ltd. (South Africa),
Gtd. Notes
6.500%	10/13/26	1,300	$1,397,499
Proven Honour Capital Ltd. (China),
Gtd. Notes
4.125%	05/19/25	6,020	6,252,914
Sixsigma Networks Mexico SA de CV (Mexico),
Gtd. Notes
8.250%	11/07/21	640	663,679
SmarTone Finance Ltd. (Hong Kong),
Gtd. Notes
3.875%	04/08/23	1,000	1,020,749
Sprint Capital Corp.,
Gtd. Notes
6.875%	11/15/28	170	190,400
6.900%	05/01/19	825	879,656
Sprint Communications, Inc.,
Sr. Unsec’d. Notes
7.000%	08/15/20	1,255	1,371,238
11.500%	11/15/21	1,300	1,652,378
Sprint Corp.,
Gtd. Notes
7.250%	09/15/21	1,850	2,055,813
Telesat Canada/Telesat LLC (Canada),
Gtd. Notes, 144A
8.875%	11/15/24	1,020	1,148,775
T-Mobile USA, Inc.,
Gtd. Notes
5.375%	04/15/27(a)	2,330	2,511,274
6.000%	04/15/24	900	955,125
6.375%	03/01/25(a)	885	952,880
6.500%	01/15/24	460	490,130
6.500%	01/15/26	7,025	7,753,844
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
4.862%	08/21/46	10,125	10,263,357
5.012%	08/21/54	5,000	5,014,601
5.250%	03/16/37	6,578	7,213,672
ViaSat, Inc.,
Sr. Unsec’d. Notes, 144A
5.625%	09/15/25	735	739,631

			85,202,881

Transportation — 0.0%
Autoridad del Canal de Panama (Panama),
Sr. Unsec’d. Notes, 144A
4.950%	07/29/35	980	1,087,800
Rumo Luxembourg Sarl (Brazil),
Gtd. Notes, 144A
7.375%	02/09/24	855	925,538
Russian Railways via RZD Capital PLC (Russia),
Sr. Unsec’d. Notes
5.700%	04/05/22	3,100	3,361,453

			5,374,791

Trucking & Leasing — 0.1%
DAE Funding LLC (United Arab Emirates),
Gtd. Notes, 144A
4.500%	08/01/22	520	532,935

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Trucking & Leasing (cont’d.)
5.000%	08/01/24		1,725	$1,768,125
GATX Corp.,
Sr. Unsec’d. Notes
2.500%	03/15/19		3,175	3,195,140
2.500%	07/30/19		2,215	2,232,105
3.250%	03/30/25(a)		1,775	1,763,169
Park Aerospace Holdings Ltd. (Ireland),
Gtd. Notes, 144A
4.500%	03/15/23		740	738,971
5.250%	08/15/22		1,385	1,440,400
5.500%	02/15/24		1,290	1,354,500

				13,025,345

TOTAL CORPORATE BONDS (cost $2,118,109,805)				2,173,248,583

FOREIGN GOVERNMENT BONDS — 2.4%
Argentina POM Politica Monetaria (Argentina), Bonds, Argentina Central Bank 7D Repo Reference Rate + 0.000%
27.129%(c)	06/21/20	ARS	27,100	1,632,934
Argentine Republic Government International Bond (Argentina),
Sr. Unsec’d. Notes
5.830%(cc)	12/31/33	ARS	2,500	1,073,910
6.875%	01/26/27		500	540,250
7.125%	07/06/36		1,000	1,050,000
7.500%	04/22/26		9,200	10,340,800
8.280%	12/31/33		8,062	9,351,593
Sr. Unsec’d. Notes, 144A
7.125%	06/28/17		1,429	1,426,142
Bermuda Government International Bond (Bermuda),
Sr. Unsec’d. Notes, 144A
4.138%	01/03/23		915	963,038
4.854%	02/06/24		4,895	5,324,879
Brazil Notas do Tesouro Nacional (Brazil),
Notes
10.000%	01/01/21	BRL	44,950	14,690,605
10.000%	01/01/23	BRL	12,800	4,155,874
Brazilian Government International Bond (Brazil),
Sr. Unsec’d. Notes
5.000%	01/27/45		4,570	4,253,299
5.625%	01/07/41		2,770	2,790,775
Chile Government International Bond (Chile),
Sr. Unsec’d. Notes
3.125%	03/27/25		1,600	1,647,200
Colombia Government International Bond (Colombia),
Sr. Unsec’d. Notes
5.000%	06/15/45		2,345	2,412,419
5.625%	02/26/44		1,550	1,732,900
6.125%	01/18/41		1,665	1,958,040
Debt and Asset Trading Corp. (Vietnam),
Gov’t. Gtd. Notes
1.000%	10/10/25		300	202,499
Dominican Republic International Bond (Dominican Republic),
Sr. Unsec’d. Notes
5.500%	01/27/25		700	740,249
6.850%	01/27/45		4,540	5,079,125
7.450%	04/30/44		1,045	1,244,856
Sr. Unsec’d. Notes, 144A

A1257

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
FOREIGN GOVERNMENT BONDS (Continued)
6.850%	01/27/45		520	$581,750
6.875%	01/29/26		475	541,719
Egypt Government International Bond (Egypt),
Sr. Unsec’d. Notes
5.875%	06/11/25		2,200	2,197,799
6.875%	04/30/40		100	96,843
Sr. Unsec’d. Notes, MTN
7.500%	01/31/27		500	544,037
Sr. Unsec’d. Notes, MTN, 144A
7.500%	01/31/27		4,800	5,222,755
8.500%	01/31/47		5,095	5,676,635
El Salvador Government International Bond (El Salvador),
Sr. Unsec’d. Notes
5.875%	01/30/25		1,155	1,131,899
7.650%	06/15/35		600	616,427
8.625%	02/28/29		795	892,388
Sr. Unsec’d. Notes, 144A
6.375%	01/18/27		615	608,850
8.625%	02/28/29		1,755	1,969,988
Export-Import Bank of China (The) (China),
Sr. Unsec’d. Notes
3.375%	03/14/27		2,500	2,533,158
Ghana Government International Bond (Ghana),
Sr. Unsec’d. Notes
7.875%	08/07/23		1,300	1,379,911
8.125%	01/18/26		9,430	10,022,393
9.250%	09/15/22		4,885	5,428,701
Sr. Unsec’d. Notes, 144A
9.250%	09/15/22		510	566,763
Grenada Government International Bond (Grenada),
Sr. Unsec’d. Notes
7.000%(cc)	05/12/30		564	338,420
Hazine Mustesarligi Varlik Kiralama A/S (Turkey),
Sr. Unsec’d. Notes
4.489%	11/25/24		4,800	4,763,999
India Government Bond (India),
Sr. Unsec’d. Notes
8.400%	07/28/24	INR	130,000	2,145,963
Indonesia Government International Bond (Indonesia),
Sr. Unsec’d. Notes
8.500%	10/12/35		425	630,355
Sr. Unsec’d. Notes, 144A
3.700%	01/08/22		1,595	1,655,116
Sr. Unsec’d. Notes, MTN
4.625%	04/15/43		3,700	3,821,164
5.250%	01/17/42		900	1,003,673
Sr. Unsec’d. Notes, MTN, 144A
3.850%	07/18/27		200	205,528
Indonesia Treasury Bond (Indonesia),
Sr. Unsec’d. Notes
5.625%	05/15/23	IDR	49,000,000	3,535,742
8.375%	09/15/26	IDR	25,000,000	2,089,984
Iraq International Bond (Iraq),
Sr. Unsec’d. Notes, 144A
6.752%	03/09/23		485	481,607
Unsec’d. Notes
5.800%	01/15/28		600	560,606
Ivory Coast Government International Bond (Ivory Coast),
Sr. Unsec’d. Notes
5.375%	07/23/24		461	465,057

Interest Rate	Maturity Date	Principal Amount (000)#		Value
FOREIGN GOVERNMENT BONDS (Continued)
5.750%(cc)	12/31/32		3,908	$3,832,352
6.375%	03/03/28		800	827,002
Sr. Unsec’d. Notes, 144A
6.375%	03/03/28		235	242,932
Jamaica Government International Bond (Jamaica),
Sr. Unsec’d. Notes
6.750%	04/28/28		4,434	5,110,185
7.625%	07/09/25		1,900	2,276,960
7.875%	07/28/45		3,294	4,059,855
8.000%	03/15/39		2,905	3,594,938
Lebanon Government International Bond (Lebanon),
Sr. Unsec’d. Notes
6.650%	04/22/24		2,900	2,902,493
6.850%	03/23/27		8,880	8,832,599
Sr. Unsec’d. Notes, GMTN
6.375%	03/09/20		1,170	1,193,255
6.600%	11/27/26		1,220	1,196,844
Sr. Unsec’d. Notes, MTN
5.800%	04/14/20		2,200	2,203,450
8.250%	04/12/21		3,430	3,698,911
Mexican Bonos (Mexico),
Bonds
6.500%	06/10/21	MXN	129,500	7,067,315
7.500%	06/03/27	MXN	75,500	4,327,464
Mexico Government International Bond (Mexico),
Sr. Unsec’d. Notes
3.600%	01/30/25		3,150	3,228,750
4.600%	01/23/46		3,300	3,333,000
Sr. Unsec’d. Notes, GMTN
5.750%	10/12/2110		526	563,872
Sr. Unsec’d. Notes, MTN
4.125%	01/21/26		9,995	10,529,733
4.750%	03/08/44		3,250	3,349,125
Morocco Government International Bond (Morocco),
Sr. Unsec’d. Notes, 144A
4.250%	12/11/22		3,070	3,257,270
Oman Government International Bond (Oman),
Sr. Unsec’d. Notes
4.750%	06/15/26		700	691,949
Sr. Unsec’d. Notes, 144A
4.750%	06/15/26		3,020	2,985,270
Peru Government Bond (Peru),
Sr. Unsec’d. Notes, 144A
6.150%	08/12/32	PEN	2,600	838,636
Perusahaan Penerbit SBSN Indonesia III (Indonesia),
Sr. Unsec’d. Notes
4.350%	09/10/24		11,260	11,935,600
4.550%	03/29/26		6,000	6,382,500
Province of Manitoba (Canada),
Sr. Unsec’d. Notes
3.050%	05/14/24		1,680	1,732,244
Province of Ontario (Canada),
Sr. Unsec’d. Notes
1.200%	02/14/18		3,155	3,151,393
2.500%	09/10/21		7,495	7,594,600
Provincia de Buenos Aires (Argentina),
Sr. Unsec’d. Notes
9.125%	03/16/24		250	287,499
Sr. Unsec’d. Notes, 144A
7.875%	06/15/27		730	791,173

A1258

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
FOREIGN GOVERNMENT BONDS (Continued)
9.125%	03/16/24		1,250	$1,437,499
Unsec’d. Notes, Argentina Deposit Rates Badlar Private Banks ARS 30 to 35 Days + 3.830%
25.580%(c)	05/31/22	ARS	16,651	966,168
Republic of Argentina (Argentina),
Sr. Unsec’d. Notes
12.035%(s)	12/15/35	ARS	17,250	1,863,000
Republic of South Africa Government International Bond (South Africa),
Sr. Unsec’d. Notes
4.850%	09/27/27		1,195	1,184,245
Republic of Turkey (Turkey),
Sr. Unsec’d. Notes
6.000%	01/14/41		1,500	1,539,375
Russian Foreign Bond (Russia),
Sr. Unsec’d. Notes
4.875%	09/16/23		4,400	4,791,423
5.625%	04/04/42		1,400	1,554,363
Second Pakistan International Sukuk Co. Ltd. (The) (Pakistan),
Sr. Unsec’d. Notes, 144A
6.750%	12/03/19		600	627,846
Senegal Government International Bond (Senegal),
Unsec’d. Notes, 144A
6.250%	05/23/33		1,350	1,388,192
Serbia International Bond (Serbia),
Sr. Unsec’d. Notes
4.875%	02/25/20		8,465	8,847,449
6.750%(cc)	11/01/24		262	266,755
7.250%	09/28/21		7,210	8,323,945
Unsec’d. Notes
5.875%	12/03/18		1,375	1,426,029
South Africa Government International Bond (South Africa),
Sr. Unsec’d. Notes
5.875%	09/16/25		3,650	3,942,000
Sri Lanka Government Bonds (Sri Lanka),
11.500%	12/15/21	LKR	47,000	324,244
Unsec’d. Notes
11.000%	08/01/24	LKR	451,000	3,056,774
Sri Lanka Government International Bond (Sri Lanka),
Sr. Unsec’d. Notes
5.750%	01/18/22		1,300	1,373,307
5.875%	07/25/22		1,250	1,331,339
6.125%	06/03/25		1,460	1,543,240
6.200%	05/11/27		1,600	1,678,486
6.250%	10/04/20		800	852,215
6.250%	07/27/21		4,200	4,515,617
6.850%	11/03/25		1,560	1,712,531
Sr. Unsec’d. Notes, 144A
6.000%	01/14/19		1,135	1,170,544
6.825%	07/18/26		2,955	3,245,083
Third Pakistan International Sukuk Co. Ltd. (The) (Pakistan),
Sr. Unsec’d. Notes, 144A
5.500%	10/13/21		1,125	1,154,212
Turkey Government Bond (Turkey), Bonds
11.000%	03/02/22	TRY	24,200	6,832,877
Turkey Government International Bond (Turkey),
Sr. Unsec’d. Notes
4.875%	10/09/26		900	894,004
5.125%	03/25/22		7,025	7,355,723

Interest Rate	Maturity Date	Principal Amount (000)#		Value
FOREIGN GOVERNMENT BONDS (Continued)
5.625%	03/30/21		1,315	$1,398,253
5.750%	05/11/47		1,800	1,769,544
6.000%	03/25/27		6,400	6,870,016
6.250%	09/26/22		11,150	12,229,655
6.875%	03/17/36		1,650	1,861,613
7.375%	02/05/25		1,500	1,742,325
11.875%	01/15/30		750	1,192,680
Ukraine Government International Bond (Ukraine),
Sr. Unsec’d. Notes
2.560%(s)	05/31/40		2,250	1,211,625
7.750%	09/01/20		5,475	5,803,499
7.750%	09/01/21		1,600	1,698,175
7.750%	09/01/23		1,100	1,154,857
7.750%	09/01/25		2,000	2,069,759
Sr. Unsec’d. Notes, 144A
3.313%(s)	05/31/40		1,450	780,825
7.750%	09/01/21		2,391	2,537,712
7.750%	09/01/23		2,077	2,180,580
Uruguay Government International Bond (Uruguay),
Sr. Unsec’d. Notes, 144A
9.875%	06/20/22	UYU	12,800	476,797
Vietnam Government International Bond (Vietnam),
Sr. Unsec’d. Notes
4.800%	11/19/24		2,700	2,884,561
Sr. Unsec’d. Notes, 144A
4.800%	11/19/24		2,200	2,350,383
Zambia Government International Bond (Zambia),
Unsec’d. Notes
5.375%	09/20/22		520	494,946

TOTAL FOREIGN GOVERNMENT BONDS (cost $358,221,230)				372,246,076

MUNICIPAL BONDS — 0.6%
California — 0.2%
Bay Area Toll Authority,
Revenue Bonds, BABs
6.263%	04/01/49		3,630	5,206,799
City of Los Angeles Department of Airports,
Revenue Bonds, BABs
7.053%	05/15/40		1,230	1,742,307
East Bay Municipal Utility District Water System Revenue,
Revenue Bonds, BABs
5.874%	06/01/40		1,505	1,982,220
Los Angeles Community College District,
General Obligation Unlimited, BABs
6.750%	08/01/49		2,980	4,536,186
San Diego County Water Authority Financing Corp.,
Revenue Bonds, BABs
6.138%	05/01/49		275	380,834
State of California,
General Obligation Unlimited, BABs
7.300%	10/01/39		600	880,248
7.550%	04/01/39		2,475	3,806,055
7.600%	11/01/40		195	304,559
7.625%	03/01/40		2,990	4,577,212
University of California,
Revenue Bonds
4.601%	05/15/31		4,900	5,449,192

				28,865,612

A1259

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
MUNICIPAL BONDS (Continued)
Colorado — 0.0%
Denver City & County School District No. 1,
Certificate Participation
4.242%	12/15/37	1,215	$1,286,661

District of Columbia — 0.0%
District of Columbia,
Revenue Bonds, BABs
5.591%	12/01/34	120	149,262

Florida — 0.0%
State Board of Administration Finance Corp.,
Revenue Bonds
2.163%	07/01/19	810	812,811
2.995%	07/01/20	3,695	3,766,092

			4,578,903

Illinois — 0.0%
Chicago O’Hare International Airport,
Revenue Bonds, BABs
6.395%	01/01/40	480	654,898
Metropolitan Water Reclamation District of Greater Chicago,
General Obligation Ltd., BABs
5.720%	12/01/38	2,065	2,634,837

			3,289,735

Maryland — 0.0%
Maryland State Transportation Authority,
Revenue Bonds, BABs
5.754%	07/01/41	1,140	1,459,656
5.888%	07/01/43	2,120	2,782,860

			4,242,516

New York — 0.2%
City of New York,
General Obligation Unlimited, BABs
5.846%	06/01/40	3,540	4,605,151
6.271%	12/01/37	2,630	3,563,177
Metropolitan Transportation Authority,
Revenue Bonds, BABs
7.336%	11/15/39	1,940	2,952,564
New York City Transitional Finance Authority Future Tax Secured Revenue,
Revenue Bonds
5.267%	05/01/27	1,810	2,113,628
Revenue Bonds, BABs
5.508%	08/01/37	3,275	4,108,258
New York City Water & Sewer System,
Revenue Bonds, BABs
5.952%	06/15/42	265	360,813
Port Authority of New York & New Jersey,
Revenue Bonds
4.458%	10/01/62	5,820	6,504,141

			24,207,732

North Carolina — 0.1%
North Carolina Eastern Municipal Power Agency,
Revenue Bonds
2.003%	07/01/18	115	115,182
University of North Carolina at Chapel Hill,
Revenue Bonds
3.847%	12/01/34	5,675	6,122,417

Interest Rate	Maturity Date	Principal Amount (000)#	Value
MUNICIPAL BONDS (Continued)
North Carolina (cont’d.)
			$6,237,599

Ohio — 0.0%
JobsOhio Beverage System,
Revenue Bonds
4.532%	01/01/35	2,920	3,205,138

Oregon — 0.0%
State of Oregon,
General Obligation Unlimited
5.892%	06/01/27	60	73,159

Puerto Rico — 0.0%
Commonwealth of Puerto Rico,
General Obligation Unlimited(i)
8.000%	07/01/35	2,625	1,273,125

South Carolina — 0.0%
South Carolina Public Service Authority,
Revenue Bonds
4.322%	12/01/27	1,460	1,497,318

Texas — 0.0%
Texas Transportation Commission State Highway Fund,
Revenue Bonds, BABs
5.178%	04/01/30	2,420	2,867,385

Utah — 0.0%
Utah Transit Authority,
Revenue Bonds, BABs
5.937%	06/15/39	1,920	2,522,170

Virginia — 0.1%
University of Virginia,
Revenue Bonds, BABs
5.000%	09/01/40	1,130	1,361,560
Virginia Commonwealth Transportation Board,
Revenue Bonds, BABs
5.350%	05/15/35	1,470	1,756,885
Virginia Public Building Authority,
Revenue Bonds, BABs
5.900%	08/01/30	1,015	1,248,552
Virginia Public School Authority,
Revenue Bonds
4.250%	12/15/30	1,755	1,914,582

			6,281,579

TOTAL MUNICIPAL BONDS (cost $85,321,400)			90,577,894

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 0.7%
Banc of America Mortgage Trust,
Series 2004-A, Class 2A2
3.585%(cc)	02/25/34	14	13,722
Series 2004-D, Class 2A2
3.691%(cc)	05/25/34	6	6,246
Series 2004-H, Class 2A2
3.593%(cc)	09/25/34	13	13,063
Series 2004-I, Class 3A2
3.718%(cc)	10/25/34	5	5,069
Series 2005-J, Class 2A1
3.435%(cc)	11/25/35	59	55,305
Series 2005-J, Class 3A1

A1260

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
3.754%(cc)	11/25/35	16	$ 16,446
Bayview Opportunity Master Fund IVa Trust,
Series 2017-RT1, Class A1, 144A
3.000%(cc)	03/28/57	856	865,549
COLT Mortgage Loan Trust,
Series 2017-1, Class A1, 144A
2.614%(cc)	05/27/47	1,343	1,359,256
DSLA Mortgage Loan Trust,
Series 2004-AR1, Class A1A, 1 Month LIBOR + 0.840%
2.077%(c)	09/19/44	1,384	1,356,258
Fannie Mae Connecticut Avenue Securities,
Series 2016-C01, Class 2M1, 1 Month LIBOR + 2.100%
3.337%(c)	08/25/28	3,945	3,975,911
Series 2016-C02, Class 1M1, 1 Month LIBOR + 2.150%
3.387%(c)	09/25/28	1,472	1,488,317
Series 2016-C06, Class 1M1, 1 Month LIBOR + 1.300%
2.537%(c)	04/25/29	2,651	2,682,311
Series 2017-C01, Class 1M1, 1 Month LIBOR + 1.300%
2.537%(c)	07/25/29	4,312	4,353,037
Series 2017-C03, Class 1M1, 1 Month LIBOR + 0.950%
2.187%(c)	10/25/29	3,808	3,826,646
Series 2017-C06, Class 1M1, 1 Month LIBOR + 0.750%
1.987%(c)	02/25/30	2,731	2,735,262
Fannie Mae Interest Strip,
Series 319, Class 2, IO
6.500%	02/25/32	4	907
Fannie Mae REMICS,
Series 2016-64, Class FA, 1 Month LIBOR + 0.500%
1.737%(c)	09/25/46	4,118	4,150,631
Series 2016-70, Class F, 1 Month LIBOR + 0.450%
1.687%(c)	10/25/46	3,340	3,359,919
Series 2016-79, Class NF, 1 Month LIBOR + 0.450%
1.687%(c)	11/25/46	4,365	4,395,043
Series 2016-84, Class FT, 1 Month LIBOR + 0.500%
1.737%(c)	11/25/46	3,922	3,959,289
Series 2017-16, Class FA, 1 Month LIBOR + 0.450%
1.687%(c)	03/25/47	3,428	3,454,297
Freddie Mac REMICS,
Series 4448, Class JA
4.000%	11/15/36	105	109,719
Series 4566, Class FA, 1 Month LIBOR + 0.500%
1.734%(c)	04/15/46	3,185	3,203,678
Series 4604, Class FH, 1 Month LIBOR + 0.500%
1.734%(c)	08/15/46	477	479,184
Series 4614, Class FG, 1 Month LIBOR + 0.500%
1.734%(c)	09/15/46	3,525	3,550,378
Series 4621, Class FK, 1 Month LIBOR + 0.500%
1.734%(c)	10/15/46	2,727	2,746,954
Series 4623, Class EF, 1 Month LIBOR + 0.450%
1.684%(c)	10/15/46	1,739	1,822,444
Series 4623, Class MF, 1 Month LIBOR + 0.500%
1.734%(c)	10/15/46	1,640	1,658,444
Series 4650, Class FL, 1 Month LIBOR + 0.450%
1.684%(c)	01/15/47	3,706	3,728,597
Series 4654, Class FK, 1 Month LIBOR + 0.500%
1.734%(c)	02/15/47	1,532	1,544,189

Interest Rate	Maturity Date	Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Freddie Mac Structured Agency Credit Risk Debt Notes,
Series 2014-HQ2, Class M2, 1 Month LIBOR + 2.200%
3.437%(c)	09/25/24	2,425	$ 2,504,301
Series 2014-HQ3, Class M2, 1 Month LIBOR + 2.650%
3.887%(c)	10/25/24	234	234,863
Series 2015-DN1, Class M2, 1 Month LIBOR + 2.400%
3.637%(c)	01/25/25	333	333,624
Series 2015-DNA1, Class M2, 1 Month LIBOR + 1.850%
3.087%(c)	10/25/27	4,325	4,418,350
Series 2015-DNA2, Class M2, 1 Month LIBOR + 2.600%
3.837%(c)	12/25/27	2,608	2,663,693
Series 2015-DNA3, Class M2, 1 Month LIBOR + 2.850%
4.087%(c)	04/25/28	2,337	2,423,926
Series 2015-HQ1, Class M2, 1 Month LIBOR + 2.200%
3.437%(c)	03/25/25	1,272	1,282,484
Series 2015-HQ2, Class M2, 1 Month LIBOR + 1.950%
3.187%(c)	05/25/25	6,916	7,037,989
Series 2015-HQA1, Class M2, 1 Month LIBOR + 2.650%
3.887%(c)	03/25/28	2,566	2,622,722
Series 2015-HQA2, Class M2, 1 Month LIBOR + 2.800%
4.037%(c)	05/25/28	1,975	2,039,769
Series 2016-DNA1, Class M2, 1 Month LIBOR + 2.900%
4.137%(c)	07/25/28	2,235	2,309,512
Series 2016-HQA3, Class M2, 1 Month LIBOR + 1.350%
2.587%(c)	03/25/29	2,046	2,071,329
Series 2017-DNA1, Class M1, 1 Month LIBOR + 1.200%
2.437%(c)	07/25/29	1,021	1,032,004
Series 2017-DNA2, Class M1, 1 Month LIBOR + 1.200%
2.437%(c)	10/25/29	2,758	2,788,978

A1261

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Series 2017-HQA1, Class M1, 1 Month LIBOR + 1.200%
2.437%(c)	08/25/29	2,652	$2,673,776
Series 2017-HQA2, Class M1, 1 Month LIBOR + 0.800%
2.037%(c)	12/25/29	746	747,702
Freddie Mac Whole Loan Securities Trust,
Series 2017-SC01, Class M1, 144A
3.601%(cc)	12/25/46	3,800	3,836,110
Government National Mortgage Assoc.,
Series 2013-82, Class IG, IO
3.500%	05/20/43	2,249	442,746
Series 2010-92, Class PI, IO
4.500%	11/20/37	78	367
Series 2010-103, Class IN, IO
4.500%	02/20/39	104	5,157
Series 2010-164, Class MI, IO
4.000%	09/20/37	1,263	35,252
Series 2011-41, Class AI, IO
4.500%	12/20/39	502	25,574
Series 2011-88, Class EI, IO
4.500%	11/20/39	395	24,965
Series 2012-94, Class BI, IO
4.000%	05/20/37	2,856	306,985
Series 2013-24, Class OI, IO
4.000%	02/20/43	996	215,146
GS Mortgage-Backed Securities Trust,
Series 2014-EB1A, Class 2A1, 144A
2.469%(cc)	07/25/44	813	810,111
Holmes Master Issuer PLC (United Kingdom),
Series 2012-3A, Class B1, 3 Month LIBOR + 2.200%, 144A
3.504%(c)	10/15/54	833	833,807
Mill City Mortgage Loan Trust,
Series 2016-1, Class A1, 144A
2.500%(cc)	04/25/57	1,593	1,591,785
Series 2017-2, Class A1, 144A
2.750%(cc)	07/25/59	3,531	3,549,736
MortgageIT Trust,
Series 2005-2, Class 1M1, 1 Month LIBOR + 0.660%
1.897%(c)	05/25/35	2,153	2,048,169
Seasoned Credit Risk Transfer Trust,
Series 2016-1, Class M1, 144A
3.000%(cc)	09/25/55	950	918,948
WaMu Mortgage Pass-Through Certificates Trust,
Series 2005-AR12, Class 2A1
3.343%(cc)	09/25/35	25	24,879
Wells Fargo Mortgage-Backed Securities Trust,
Series 2003-O, Class 5A1
2.927%(cc)	01/25/34	12	12,411
Series 2004-G, Class A3
3.355%(cc)	06/25/34	59	59,918

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES
(cost $111,549,276)			112,843,159

Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS — 9.0%
Federal Home Loan Mortgage Corp.
3.000%	11/01/42	61	$61,115
3.000%	01/01/43	7,902	7,978,060
3.000%	01/01/43	68	68,933
3.000%	02/01/43	476	475,799
3.000%	02/01/43	206	207,472
3.000%	02/01/43	56	56,580
3.000%	02/01/43	27	27,024
3.000%	03/01/43	7,709	7,783,482
3.000%	03/01/43	193	194,400
3.000%	03/01/43	177	176,791
3.000%	03/01/43	77	77,371
3.000%	06/01/43	3,830	3,864,548
3.000%	07/01/43	784	791,175
3.000%	07/01/43	596	600,480
3.000%	03/01/45	49	49,738
3.000%	04/01/45	256	257,765
3.000%	05/01/45	3,923	3,940,403
3.000%	06/01/45	407	409,096
3.000%	06/01/45	79	79,618
3.000%	07/01/45	253	254,460
3.500%	04/01/42	494	514,285
3.500%	04/01/42	41	42,868
3.500%	08/01/42	660	683,874
3.500%	08/01/42	142	147,046
3.500%	08/01/42	135	140,304
3.500%	09/01/42	150	155,005
3.500%	09/01/42	20	21,088
3.500%	10/01/42	184	191,009
3.500%	10/01/42	19	19,893
3.500%	11/01/42	94	97,829
3.500%	12/01/42	1,029	1,066,818
3.500%	01/01/43	988	1,023,598
3.500%	03/01/43	4,039	4,186,124
3.500%	04/01/43	989	1,025,509
3.500%	04/01/43	135	139,571
3.500%	04/01/43	35	36,527
3.500%	05/01/43	2,453	2,542,999
3.500%	10/01/43	297	308,137
3.500%	01/01/44	938	972,237
3.500%	05/01/45	866	896,315
3.500%	06/01/45	976	1,009,886
3.500%	06/01/45	159	164,817
3.500%	03/01/46	15,500	16,097,577
3.500%	05/01/46	5,659	5,854,311
4.000%	06/01/24	127	132,764
4.000%	07/01/24	100	104,680
4.000%	09/01/25	86	89,819
4.000%	08/01/26	684	716,228
4.000%	06/01/33	617	656,833
4.000%	10/01/40	51	54,316
4.000%	10/01/40	33	34,863
4.000%	10/01/40	14	15,264
4.000%	11/01/40	31	32,924
4.000%	12/01/40	1,899	2,007,118
4.000%	12/01/40	1,403	1,495,193
4.000%	12/01/40	738	779,981
4.000%	12/01/40	10	11,028
4.000%	02/01/41	483	510,050
4.000%	02/01/41	36	38,349

A1262

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
4.000%	04/01/41	2,763	$2,920,642
4.000%	09/01/41	236	250,775
4.000%	09/01/41	116	123,558
4.000%	10/01/41	577	609,662
4.000%	10/01/41	226	239,777
4.000%	10/01/41	178	189,573
4.000%	12/01/41	423	446,806
4.000%	03/01/42	39	41,587
4.000%	04/01/42	257	273,458
4.000%	04/01/42	80	85,263
4.000%	04/01/42	46	48,502
4.000%	05/01/43	297	314,837
4.500%	04/01/19	2	1,539
4.500%	09/01/23	230	244,163
4.500%	05/01/39	196	212,992
4.500%	06/01/39	118	128,433
4.500%	08/01/39	1,067	1,150,807
4.500%	10/01/39	1,519	1,635,034
4.500%	10/01/39	1,483	1,595,349
4.500%	10/01/39	79	84,519
4.500%	10/01/39	22	23,964
4.500%	12/01/39	94	101,327
4.500%	03/01/40	248	266,790
4.500%	05/01/40	104	111,604
4.500%	08/01/40	362	389,682
4.500%	10/01/40	264	283,781
4.500%	02/01/41	98	106,409
4.500%	02/01/41	66	70,842
4.500%	02/01/41	62	66,391
4.500%	02/01/41	40	43,354
4.500%	03/01/41	181	194,914
4.500%	04/01/41	754	811,174
4.500%	04/01/41	296	318,252
4.500%	10/01/41	2,559	2,753,463
4.500%	02/01/44	57	60,771
4.500%	03/01/44	157	168,832
4.500%	03/01/44	111	119,309
4.500%	03/01/44	97	104,394
4.500%	03/01/44	24	25,394
5.000%	10/01/18	1	1,010
5.000%	11/01/18	1	1,152
5.000%	06/01/23	90	96,231
5.000%	07/01/25	6	5,652
5.000%	07/01/33	1	1,558
5.000%	11/01/33	16	17,575
5.000%	11/01/33	10	10,631
5.000%	11/01/33	9	9,875
5.000%	11/01/33	5	5,946
5.000%	07/01/35	2,511	2,755,140
5.000%	11/01/35	282	312,887
5.000%	12/01/35	4	4,557
5.000%	04/01/40	210	231,237
5.000%	04/01/40	24	26,611
5.000%	06/01/40	161	178,538
5.000%	07/01/40	137	150,242
5.000%	07/01/40	23	25,703
5.000%	08/01/40	765	835,230
5.000%	08/01/40	246	269,816

Interest Rate	Maturity Date	Principal Amount (000)#		Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
5.000%	08/01/40	99		$109,308
5.000%	06/01/41	310		344,709
5.000%	07/01/41	184		202,396
5.000%	07/01/41	117		127,961
5.000%	07/01/41	114		125,616
5.000%	07/01/41	37		40,610
5.500%	12/01/18	—	(r)	341
5.500%	09/01/20	16		16,033
5.500%	09/01/20	12		12,001
5.500%	09/01/20	5		5,511
5.500%	03/01/34	86		96,221
5.500%	07/01/35	59		66,339
5.500%	01/01/38	1,579		1,768,230
5.500%	06/01/41	625		696,118
6.000%	10/01/32	1		855
6.000%	03/01/33	18		20,896
6.000%	12/01/33	484		550,576
6.000%	12/01/33	39		44,067
6.000%	06/01/37	4		4,437
6.000%	07/01/38	10		11,551
6.000%	08/01/38	18		20,431
6.500%	08/01/36	29		32,757
6.500%	09/01/39	80		89,597
7.000%	06/01/32	3		3,571
7.000%	06/01/32	1		1,132
Federal Home Loan Mortgage Corp., 1 Year US Treasury Yield Curve Rate T Note Constant Maturity + 2.250%
3.124%(c)	10/01/36	5		5,208
Federal Home Loan Mortgage Corp., 12 Month LIBOR + 1.560%
3.216%(c)	10/01/36	4		4,612
Federal Home Loan Mortgage Corp., 12 Month LIBOR + 1.630%
3.375%(c)	04/01/37	118		123,649
Federal Home Loan Mortgage Corp., 12 Month LIBOR + 1.720%
3.348%(c)	01/01/36	3		3,614
Federal Home Loan Mortgage Corp., 12 Month LIBOR + 1.730%
3.358%(c)	02/01/37	69		71,734
3.507%(c)	07/01/35	9		9,491
Federal Home Loan Mortgage Corp., 12 Month LIBOR + 1.750%
3.393%(c)	02/01/35	44		45,854
3.525%(c)	08/01/36	3		2,870
Federal Home Loan Mortgage Corp., 12 Month LIBOR + 1.770%
3.395%(c)	02/01/37	25		25,911
Federal Home Loan Mortgage Corp., 12 Month LIBOR + 1.780%
3.249%(c)	03/01/36	16		17,126
Federal Home Loan Mortgage Corp., 12 Month LIBOR + 1.790%
3.223%(c)	09/01/32	1		758
Federal Home Loan Mortgage Corp., 12 Month LIBOR + 1.800%
3.369%(c)	01/01/37	13		13,397
Federal Home Loan Mortgage Corp., 12 Month LIBOR + 1.900%
3.400%(c)	11/01/35	8		8,304
Federal Home Loan Mortgage Corp., 12 Month LIBOR + 1.970%
3.487%(c)	11/01/36	7		7,432
3.592%(c)	02/01/37	38		39,841
Federal Home Loan Mortgage Corp., 12 Month LIBOR + 2.010%
3.553%(c)	12/01/36	2		1,745
Federal Home Loan Mortgage Corp., 12 Month LIBOR + 2.170%
3.789%(c)	02/01/37	43		45,743
Federal National Mortgage Assoc.
2.500%	11/01/29	38		38,434

A1263

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
2.500%	07/01/30	5,372	$5,428,001
2.500%	07/01/30	1,981	2,001,280
2.500%	01/01/31	368	370,919
2.500%	10/01/31	6,404	6,452,135
2.500%	05/01/32	5,362	5,407,860
2.500%	11/01/42	446	433,034
2.500%	01/01/43	105	102,132
2.500%	02/01/43	5,633	5,478,655
2.500%	02/01/43	96	93,801
2.500%	03/01/43	515	501,379
2.500%	03/01/43	306	297,503
2.500%	07/01/46	30	29,068
3.000%	01/01/27	730	752,534
3.000%	10/01/28	6,628	6,824,735
3.000%	11/01/28	1,499	1,545,305
3.000%	02/01/29	1,549	1,594,549
3.000%	08/01/32	6,384	6,563,649
3.000%	10/01/32	6,540	6,724,095
3.000%	04/01/33	66	66,153
3.000%	06/01/33	69	69,619
3.000%	11/01/36	6,849	6,982,926
3.000%	11/01/36	4,940	5,036,701
3.000%	09/01/42	616	621,866
3.000%	10/01/42	2,103	2,121,763
3.000%	10/01/42	1,712	1,726,566
3.000%	10/01/42	622	627,873
3.000%	11/01/42	4,922	4,965,357
3.000%	11/01/42	3,841	3,874,550
3.000%	11/01/42	394	397,507
3.000%	11/01/42	323	326,084
3.000%	01/01/43	8,724	8,801,080
3.000%	01/01/43	56	56,139
3.000%	02/01/43	276	278,306
3.000%	02/01/43	80	80,352
3.000%	02/01/43	60	60,808
3.000%	02/01/43	57	57,029
3.000%	02/01/43	36	36,580
3.000%	02/01/43	16	15,940
3.000%	02/01/43	14	14,342
3.000%	03/01/43	710	714,457
3.000%	03/01/43	135	136,226
3.000%	03/01/43	76	76,660
3.000%	04/01/43	9,530	9,613,584
3.000%	04/01/43	62	62,125
3.000%	04/01/43	22	21,877
3.000%	05/01/43	208	210,232
3.000%	05/01/43	136	136,710
3.000%	05/01/43	64	64,165
3.000%	08/01/43	7,944	8,014,101
3.000%	08/01/43	1,831	1,841,759
3.000%	08/01/43	1,004	1,009,312
3.000%	08/01/43	147	148,611
3.000%	11/01/43	1,530	1,543,859
3.000%	12/01/43	1,082	1,090,983
3.000%	02/01/44	236	237,054
3.000%	09/01/44	383	385,550
3.000%	12/01/44	26	26,261
3.000%	04/01/45	181	181,001

Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
3.000%	05/01/45	409	$411,720
3.000%	05/01/45	30	30,293
3.000%	07/01/45	181	182,198
3.000%	07/01/45	170	170,640
3.000%	08/01/45	1,017	1,023,096
3.000%	09/01/45	348	349,273
3.000%	08/01/46	778	781,784
3.000%	09/01/46	841	841,351
3.000%	10/01/46	19,409	19,517,945
3.000%	10/01/46	11,244	11,300,654
3.000%	10/01/46	5,272	5,301,882
3.000%	10/01/46	478	479,443
3.000%	11/01/46	8,749	8,798,468
3.000%	11/01/46	8,109	8,149,316
3.000%	11/01/46	6,388	6,424,173
3.000%	11/01/46	5,227	5,260,040
3.000%	11/01/46	2,775	2,791,985
3.000%	11/01/46	2,413	2,427,815
3.000%	11/01/46	1,641	1,650,566
3.000%	11/01/46	1,108	1,115,224
3.000%	12/01/46	16,139	16,237,814
3.000%	12/01/46	7,743	7,793,702
3.000%	12/01/46	7,736	7,783,090
3.000%	12/01/46	6,796	6,834,378
3.000%	12/01/46	5,108	5,136,352
3.000%	12/01/46	1,329	1,337,177
3.000%	01/01/47	4,341	4,367,260
3.000%	TBA	35,580	35,696,745
3.000%	TBA	14,245	14,636,738
3.500%	10/01/28	916	954,869
3.500%	07/01/30	141	147,618
3.500%	08/01/30	745	781,343
3.500%	01/01/34	139	144,951
3.500%	01/01/34	98	102,544
3.500%	01/01/34	44	45,573
3.500%	01/01/34	19	19,811
3.500%	06/01/42	887	919,233
3.500%	06/01/42	550	570,074
3.500%	07/01/42	6,010	6,224,878
3.500%	07/01/42	729	754,791
3.500%	08/01/42	1,481	1,534,548
3.500%	11/01/42	322	333,305
3.500%	01/01/43	1,842	1,908,249
3.500%	01/01/43	1,279	1,325,502
3.500%	03/01/43	7,081	7,335,379
3.500%	04/01/43	237	245,478
3.500%	06/01/43	1,065	1,100,170
3.500%	06/01/43	892	925,451
3.500%	07/01/43	1,185	1,228,864
3.500%	07/01/43	673	694,473
3.500%	07/01/43	451	466,435
3.500%	07/01/43	279	287,852
3.500%	07/01/43	236	243,912
3.500%	08/01/43	2,380	2,465,263
3.500%	08/01/43	366	379,505
3.500%	08/01/43	315	325,926
3.500%	09/01/43	3,091	3,206,126
3.500%	01/01/44	1,203	1,246,100

A1264

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
3.500%	03/01/44	1,422	$1,476,335
3.500%	07/01/44	943	974,631
3.500%	12/01/44	3,322	3,441,636
3.500%	03/01/45	4,605	4,775,746
3.500%	04/01/45	9,952	10,309,184
3.500%	04/01/45	7,085	7,308,996
3.500%	06/01/45	7,611	7,851,490
3.500%	07/01/45	4,917	5,088,206
3.500%	09/01/45	11,631	12,035,363
3.500%	11/01/45	13,540	13,968,754
3.500%	11/01/45	165	170,542
3.500%	12/01/45	35,145	36,257,589
3.500%	12/01/45	4,252	4,386,923
3.500%	12/01/45	1,965	2,027,045
3.500%	12/01/45	1,742	1,796,866
3.500%	01/01/46	2,800	2,888,819
3.500%	01/01/46	2,149	2,226,461
3.500%	01/01/46	1,613	1,670,361
3.500%	04/01/46	14,371	14,825,514
3.500%	05/01/46	8,797	9,104,351
3.500%	06/01/46	2,102	2,180,740
3.500%	08/01/46	375	387,084
3.500%	10/01/46	169	174,392
3.500%	01/01/47	16,825	17,357,917
3.500%	04/01/47	6,327	6,527,030
3.500%	07/01/47	23,499	24,242,995
3.500%	TBA	64,870	66,874,378
4.000%	04/01/24	272	284,990
4.000%	09/01/25	477	499,860
4.000%	11/01/25	189	198,609
4.000%	01/01/26	270	284,467
4.000%	04/01/26	1,269	1,334,257
4.000%	04/01/26	358	376,282
4.000%	06/01/26	431	453,578
4.000%	09/01/26	1,258	1,322,836
4.000%	09/01/26	307	322,603
4.000%	09/01/26	52	55,216
4.000%	11/01/26	68	71,653
4.000%	02/01/27	551	579,635
4.000%	11/01/40	2,146	2,268,265
4.000%	12/01/40	4,413	4,667,951
4.000%	12/01/40	2,332	2,465,903
4.000%	01/01/41	1,394	1,474,468
4.000%	01/01/41	234	247,381
4.000%	02/01/41	867	917,297
4.000%	02/01/41	268	283,543
4.000%	03/01/41	2,112	2,234,020
4.000%	04/01/41	773	817,093
4.000%	10/01/41	4,134	4,371,885
4.000%	10/01/41	846	895,029
4.000%	11/01/41	740	782,445
4.000%	11/01/41	63	66,681
4.000%	12/01/41	88	93,885
4.000%	01/01/42	5,016	5,304,084
4.000%	01/01/42	1,480	1,564,442
4.000%	01/01/42	1,042	1,102,341
4.000%	02/01/42	1,047	1,106,863
4.000%	02/01/42	812	859,025

Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
4.000%	02/01/42	92	$97,109
4.000%	04/01/42	170	180,350
4.000%	04/01/42	129	136,934
4.000%	05/01/42	4,707	4,978,216
4.000%	08/01/42	2,944	3,113,355
4.000%	09/01/43	7,928	8,366,910
4.000%	11/01/44	6,940	7,313,601
4.000%	03/01/45	1,348	1,431,710
4.000%	03/01/45	652	691,801
4.000%	05/01/45	565	596,450
4.000%	07/01/45	373	392,908
4.000%	09/01/45	790	831,938
4.000%	10/01/45	1,600	1,685,102
4.000%	11/01/45	1,088	1,146,106
4.000%	12/01/45	1,736	1,828,643
4.000%	01/01/46	3,169	3,337,988
4.000%	03/01/46	10,351	10,958,893
4.000%	03/01/46	6,259	6,594,708
4.000%	09/01/46	621	654,315
4.000%	02/01/47	8,591	9,047,503
4.000%	04/01/47	11,870	12,503,731
4.000%	06/01/47	18,897	19,904,604
4.000%	TBA	61,085	64,315,822
4.500%	05/01/19	8	8,336
4.500%	10/01/19	21	21,969
4.500%	11/01/19	4	4,169
4.500%	11/01/20	6	5,723
4.500%	04/01/23	118	124,613
4.500%	12/01/23	7	7,612
4.500%	08/01/24	33	35,239
4.500%	04/01/26	699	734,879
4.500%	04/01/26	166	174,523
4.500%	07/01/26	71	75,031
4.500%	10/01/26	298	313,802
4.500%	01/01/27	1,192	1,254,105
4.500%	09/01/39	911	982,780
4.500%	12/01/39	2,343	2,532,056
4.500%	12/01/39	1,238	1,335,794
4.500%	04/01/40	1,488	1,606,709
4.500%	07/01/40	164	179,390
4.500%	09/01/40	2,349	2,541,833
4.500%	11/01/40	3,201	3,465,401
4.500%	12/01/40	4,677	5,061,903
4.500%	12/01/40	1,618	1,751,679
4.500%	12/01/40	270	292,092
4.500%	02/01/41	918	993,719
4.500%	02/01/41	447	482,376
4.500%	02/01/41	325	352,657
4.500%	05/01/41	69	74,940
4.500%	06/01/41	238	257,830
4.500%	06/01/41	194	208,957
4.500%	08/01/41	55	59,192
4.500%	10/01/41	41	44,674
4.500%	10/01/41	36	39,319
4.500%	11/01/41	881	953,047
4.500%	11/01/41	35	37,723
4.500%	04/01/42	370	399,976
4.500%	08/01/42	81	87,190

A1265

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
4.500%	09/01/42	218	$235,635
4.500%	09/01/42	116	125,337
4.500%	09/01/42	72	77,579
4.500%	10/01/42	575	622,196
4.500%	09/01/43	188	201,620
4.500%	10/01/43	156	168,120
4.500%	11/01/43	140	150,717
4.500%	06/01/44	171	184,450
4.500%	08/01/44	387	416,563
4.500%	10/01/44	295	321,040
4.500%	11/01/44	480	515,501
4.500%	12/01/44	393	422,152
4.500%	02/01/45	293	314,679
4.500%	02/01/45	123	133,255
4.500%	10/01/46	9,156	9,827,782
4.500%	TBA	10,940	11,743,406
5.000%	05/01/18	1	1,019
5.000%	12/01/18	1	1,252
5.000%	12/01/19	65	66,309
5.000%	01/01/20	3	2,918
5.000%	05/01/20	10	10,763
5.000%	12/01/20	165	168,878
5.000%	02/01/21	24	24,527
5.000%	06/01/23	6	6,037
5.000%	09/01/23	987	1,075,971
5.000%	01/01/24	160	167,647
5.000%	06/01/24	77	81,381
5.000%	09/01/25	95	100,987
5.000%	09/01/33	369	406,444
5.000%	10/01/33	36	39,249
5.000%	11/01/33	225	247,575
5.000%	11/01/33	220	242,703
5.000%	02/01/34	1,745	1,922,516
5.000%	03/01/34	896	987,299
5.000%	03/01/34	401	442,075
5.000%	03/01/34	203	223,206
5.000%	03/01/34	28	31,067
5.000%	04/01/34	18	20,225
5.000%	05/01/34	251	276,628
5.000%	07/01/34	20	21,574
5.000%	03/01/35	837	922,037
5.000%	04/01/35	982	1,082,260
5.000%	04/01/35	91	100,170
5.000%	05/01/35	115	126,692
5.000%	06/01/35	115	126,285
5.000%	06/01/35	53	58,427
5.000%	06/01/35	30	33,409
5.000%	07/01/35	3,221	3,549,368
5.000%	07/01/35	896	986,887
5.000%	07/01/35	780	859,326
5.000%	08/01/35	803	885,232
5.000%	09/01/35	70	77,538
5.000%	10/01/35	800	880,610
5.000%	10/01/35	145	159,457
5.000%	10/01/35	48	52,817
5.000%	11/01/35	873	962,917
5.000%	03/01/36	268	295,550
5.000%	12/01/36	1,309	1,443,814

Interest Rate	Maturity Date	Principal Amount (000)#		Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
5.000%	12/01/36	23		$25,871
5.000%	07/01/37	19		20,699
5.000%	02/01/38	100		110,327
5.000%	05/01/38	633		698,079
5.000%	12/01/38	132		145,913
5.000%	06/01/39	80		87,739
5.000%	06/01/40	388		424,128
5.000%	08/01/40	678		740,022
5.000%	08/01/40	437		477,317
5.000%	04/01/41	1,338		1,461,713
5.000%	06/01/41	282		308,541
5.000%	06/01/41	54		59,128
5.000%	08/01/41	126		137,165
5.000%	09/01/41	770		840,528
5.000%	01/01/42	755		823,854
5.000%	02/01/42	202		220,478
5.000%	05/01/42	447		488,505
5.000%	07/01/42	1,002		1,095,073
5.000%	11/01/44	1,639		1,788,787
5.000%	11/01/44	534		588,574
5.000%	TBA	6,905		7,531,869
5.500%	10/01/17	—	(r)	9
5.500%	02/01/18	—	(r)	9
5.500%	03/01/18	—	(r)	167
5.500%	04/01/18	1		565
5.500%	06/01/18	—	(r)	220
5.500%	04/01/19	—	(r)	470
5.500%	07/01/19	2		1,904
5.500%	07/01/19	2		1,715
5.500%	08/01/19	4		4,273
5.500%	09/01/19	80		82,108
5.500%	09/01/19	5		5,414
5.500%	10/01/19	1		1,231
5.500%	07/01/20	11		11,349
5.500%	08/01/21	4		3,984
5.500%	09/01/21	8		8,104
5.500%	09/01/21	6		5,778
5.500%	09/01/21	4		4,595
5.500%	11/01/21	14		14,278
5.500%	03/01/22	11		11,045
5.500%	03/01/22	—	(r)	490
5.500%	05/01/22	2		2,081
5.500%	07/01/22	2		2,141
5.500%	07/01/22	2		1,729
5.500%	08/01/22	13		13,281
5.500%	08/01/22	—	(r)	407
5.500%	01/01/23	166		174,918
5.500%	09/01/34	342		382,532
5.500%	11/01/34	27		29,863
5.500%	12/01/34	101		112,738
5.500%	04/01/35	69		77,497
5.500%	11/01/35	323		362,387
5.500%	12/01/35	87		97,854
5.500%	01/01/36	93		104,340
5.500%	01/01/36	13		14,670
5.500%	03/01/36	21		23,566
5.500%	03/01/36	11		12,707
5.500%	05/01/36	878		982,599

A1266

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
5.500%	05/01/36	432		$481,625
5.500%	07/01/36	1,794		2,010,596
5.500%	11/01/36	8		8,786
5.500%	08/01/37	2,206		2,472,029
5.500%	08/01/37	971		1,087,592
5.500%	08/01/37	547		612,416
5.500%	08/01/37	216		242,204
5.500%	08/01/37	130		145,478
5.500%	08/01/37	20		22,256
5.500%	09/01/37	356		397,334
5.500%	02/01/38	851		952,689
5.500%	02/01/38	139		155,437
5.500%	09/01/38	495		554,763
5.500%	04/01/39	254		286,386
5.500%	05/01/39	292		324,742
5.500%	03/01/40	546		612,521
5.500%	03/01/41	4,106		4,601,302
5.500%	09/01/41	867		966,912
5.500%	09/01/41	4		4,844
5.500%	TBA	6,910		7,645,841
6.000%	04/01/21	6		6,236
6.000%	07/01/21	—	(r)	282
6.000%	11/01/32	20		22,874
6.000%	03/01/33	21		24,021
6.000%	04/01/33	35		39,660
6.000%	02/01/34	203		232,232
6.000%	08/01/34	16		18,580
6.000%	11/01/34	876		1,002,947
6.000%	11/01/34	13		14,383
6.000%	11/01/35	149		170,397
6.000%	12/01/35	35		39,438
6.000%	02/01/36	1,092		1,247,463
6.000%	04/01/36	—	(r)	109
6.000%	05/01/36	346		395,157
6.000%	05/01/36	312		355,663
6.000%	06/01/36	35		39,654
6.000%	09/01/36	2,346		2,682,900
6.000%	09/01/36	46		52,341
6.000%	11/01/36	73		82,793
6.000%	12/01/36	10		10,722
6.000%	01/01/37	31		35,723
6.000%	01/01/37	—	(r)	299
6.000%	02/01/37	340		387,922
6.000%	02/01/37	22		25,312
6.000%	03/01/37	1,813		2,066,364
6.000%	03/01/37	811		924,352
6.000%	03/01/37	130		147,932
6.000%	05/01/37	15		16,829
6.000%	05/01/37	—	(r)	532
6.000%	06/01/37	46		51,789
6.000%	08/01/37	3,782		4,319,109
6.000%	08/01/37	261		297,806
6.000%	10/01/37	18		20,344
6.000%	02/01/38	104		118,701
6.000%	03/01/38	1,006		1,144,111
6.000%	04/01/38	41		46,175
6.000%	05/01/38	283		321,298
6.000%	08/01/38	25		28,768

Interest Rate	Maturity Date	Principal Amount (000)#		Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
6.000%	09/01/38	55		$62,344
6.000%	10/01/38	230		261,963
6.000%	12/01/38	9		10,768
6.000%	04/01/39	18		20,121
6.000%	06/01/39	333		378,714
6.000%	09/01/39	1,283		1,449,375
6.000%	10/01/39	367		416,489
6.000%	02/01/40	175		197,801
6.000%	10/01/40	337		382,310
6.500%	07/01/32	142		160,858
6.500%	07/01/32	87		98,489
6.500%	07/01/32	8		8,834
6.500%	12/01/32	35		40,187
6.500%	12/01/32	11		12,094
6.500%	07/01/35	41		47,004
6.500%	12/01/35	369		422,197
6.500%	07/01/36	1,448		1,673,296
6.500%	07/01/36	5		5,503
6.500%	08/01/36	302		342,197
6.500%	08/01/36	250		284,074
6.500%	08/01/36	67		75,636
6.500%	09/01/36	606		699,698
6.500%	09/01/36	144		160,940
6.500%	10/01/36	309		352,217
6.500%	10/01/36	19		21,469
6.500%	11/01/36	9		10,341
6.500%	12/01/36	4		4,865
6.500%	08/01/37	18		20,181
6.500%	10/01/37	201		228,145
6.500%	10/01/37	5		5,242
6.500%	08/01/38	104		117,935
6.500%	06/01/39	72		82,669
6.500%	10/01/39	356		405,248
6.500%	05/01/40	410		463,457
6.500%	05/01/40	348		395,293
7.000%	01/01/31	—	(r)	245
7.000%	04/01/32	—	(r)	360
7.000%	04/01/37	29		31,042
Federal National Mortgage Assoc., 12 Month LIBOR + 1.340%
2.965%(c)	12/01/35	3		3,471
Federal National Mortgage Assoc., 12 Month LIBOR + 1.550%
3.301%(c)	07/01/35	14		14,444
Federal National Mortgage Assoc., 12 Month LIBOR + 1.600%
3.172%(c)	12/01/35	16		16,620
Federal National Mortgage Assoc., 12 Month LIBOR + 1.660%
3.408%(c)	08/01/37	34		35,026
Federal National Mortgage Assoc., 12 Month LIBOR + 1.700%
3.200%(c)	11/01/37	122		127,758
Federal National Mortgage Assoc., 12 Month LIBOR + 1.730%
3.478%(c)	08/01/36	25		26,228
Federal National Mortgage Assoc., 12 Month LIBOR + 1.750%
3.500%(c)	09/01/36	—	(r)	104
Federal National Mortgage Assoc., 12 Month LIBOR + 1.890%
3.461%(c)	12/01/35	6		6,514
Federal National Mortgage Assoc., Notes
1.500%	06/22/20	13,193		13,156,007
Government National Mortgage Assoc.
2.500%	10/20/42	2,709		2,673,003

A1267

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
2.500%	12/20/42	4,003	$3,949,666
2.500%	01/20/43	6,639	6,550,506
2.500%	02/20/43	6,291	6,207,540
2.500%	03/20/43	1,519	1,498,482
3.000%	10/15/42	100	101,944
3.000%	12/15/42	26	26,107
3.000%	05/15/43	74	75,518
3.000%	05/20/43	2,909	2,972,282
3.000%	06/15/43	13	13,228
3.000%	07/15/43	170	172,755
3.000%	08/20/43	2,183	2,229,899
3.000%	09/20/43	2,052	2,096,729
3.000%	01/20/44	216	220,186
3.000%	02/20/44	585	597,553
3.000%	08/20/45	7,693	7,809,228
3.000%	05/20/46	514	524,058
3.000%	05/20/46	225	229,056
3.000%	06/20/46	945	960,252
3.000%	07/20/46	1,655	1,683,760
3.000%	07/20/46	1,229	1,249,702
3.000%	07/20/46	921	937,606
3.000%	07/20/46	880	895,051
3.000%	07/20/46	504	513,413
3.000%	07/20/46	312	317,775
3.000%	08/20/46	717	730,817
3.000%	08/20/46	636	647,354
3.000%	08/20/46	392	398,532
3.000%	09/20/46	388	394,366
3.000%	09/20/46	388	394,516
3.000%	11/20/46	9,214	9,352,414
3.500%	07/20/32	1,739	1,815,738
3.500%	05/20/42	72	75,422
3.500%	07/20/42	220	230,214
3.500%	08/20/42	1,790	1,871,084
3.500%	09/20/42	5,758	6,018,382
3.500%	10/20/42	2,671	2,791,402
3.500%	11/20/42	41	42,263
3.500%	12/20/42	853	891,877
3.500%	03/20/43	2,048	2,130,527
3.500%	04/20/43	86	90,295
3.500%	05/20/43	905	945,536
3.500%	08/20/43	71	74,253
3.500%	09/20/43	7,677	8,023,800
3.500%	11/15/43	1,677	1,750,077
3.500%	10/20/44	367	383,764
3.500%	02/15/45	422	440,596
3.500%	02/20/45	919	959,939
3.500%	04/20/45	201	210,321
3.500%	05/20/45	682	712,453
3.500%	05/20/45	281	292,355
3.500%	01/20/46	184	192,237
3.500%	02/20/46	4,331	4,525,929
3.500%	02/20/46	4,106	4,285,433
3.500%	05/20/46	278	290,594
3.500%	05/20/46	47	49,313
3.500%	05/20/46	44	46,110
3.500%	06/20/46	292	305,162
3.500%	10/20/46	2,848	2,964,386

Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
4.000%	09/20/25	104	$109,064
4.000%	11/20/25	215	226,260
4.000%	01/20/26	59	61,809
4.000%	02/20/41	164	173,458
4.000%	05/20/41	1,552	1,645,349
4.000%	10/15/41	246	263,579
4.000%	10/15/41	214	228,688
4.000%	10/15/41	53	56,491
4.000%	10/20/41	1,522	1,613,682
4.000%	11/20/41	295	312,932
4.000%	12/20/41	142	150,610
4.000%	09/20/42	133	141,560
4.000%	11/20/42	105	111,430
4.000%	02/20/44	4,087	4,337,253
4.000%	05/20/46	7,423	7,849,938
4.000%	12/20/46	8,718	9,189,267
4.000%	01/20/47	8,117	8,560,657
4.000%	04/20/47	16,942	17,896,371
4.000%	05/20/47	34,972	36,883,405
4.000%	06/20/47	52,245	55,216,128
4.500%	05/15/39	21	22,825
4.500%	11/20/39	209	225,114
4.500%	02/20/40	1,822	1,959,156
4.500%	05/20/40	1,622	1,744,298
4.500%	06/15/40	228	245,609
4.500%	06/15/40	83	88,798
4.500%	06/15/40	15	15,996
4.500%	07/15/40	51	54,849
4.500%	08/15/40	108	117,196
4.500%	09/15/40	243	261,958
4.500%	09/20/40	865	930,322
4.500%	11/20/40	448	486,288
4.500%	02/20/41	1,997	2,147,187
4.500%	03/15/41	336	363,944
4.500%	03/20/41	2,283	2,454,346
4.500%	05/20/41	124	133,623
4.500%	07/20/41	272	292,023
4.500%	09/15/45	1,006	1,082,716
4.500%	01/20/46	1,251	1,335,352
4.500%	07/20/46	538	576,812
4.500%	08/20/46	860	921,449
4.500%	09/20/46	700	747,184
4.500%	04/20/47	19,934	21,280,601
4.500%	05/20/47	5,699	6,090,318
4.500%	TBA	20,680	22,043,588
5.000%	03/20/34	2	1,756
5.000%	07/20/39	315	345,452
5.000%	08/15/39	27	29,670
5.000%	09/15/39	259	288,206
5.000%	10/15/39	268	294,746
5.000%	10/15/39	46	51,221
5.000%	10/20/39	16	17,432
5.000%	12/15/39	5,637	6,205,457
5.000%	02/15/40	403	452,266
5.000%	02/15/40	403	452,068
5.000%	04/15/40	209	230,103
5.000%	05/20/40	1,324	1,447,390
5.000%	06/15/40	212	232,893

A1268

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#		Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
5.000%	06/20/40		905		$997,677
5.000%	07/15/40		26		28,820
5.000%	08/15/40		40		44,546
5.000%	08/20/40		685		749,069
5.000%	09/15/40		36		40,482
5.000%	09/15/40		32		35,851
5.000%	09/20/40		439		483,803
5.000%	03/20/41		888		970,452
5.000%	08/20/41		988		1,080,240
5.000%	08/20/47		2,508		2,692,102
5.000%	09/20/47		6,301		6,762,995
5.500%	10/20/32		3		3,010
5.500%	03/20/34		9		10,056
5.500%	06/15/35		267		301,581
5.500%	01/20/36		1,836		2,030,393
5.500%	06/20/44		1,114		1,243,981
6.000%	12/20/38		2,753		3,130,886
6.500%	09/20/32		6		7,031
6.500%	12/20/33		3		3,413
8.000%	06/15/22		—	(r)	185
8.000%	09/15/22		—	(r)	334
8.000%	07/15/23		—	(r)	347
8.500%	06/15/26		2		1,730
8.500%	07/15/26		5		4,759
9.500%	01/15/20		—	(r)	80

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $1,373,038,248)					1,375,239,641

U.S. TREASURY OBLIGATIONS — 5.8%
U.S. Treasury Bonds
2.500%	02/15/46		2,715		2,524,844
2.500%	05/15/46		19,885		18,477,515
2.750%	08/15/47		16,520		16,161,206
2.875%	08/15/45		17,245		17,319,100
2.875%	11/15/46		22,830		22,911,154
3.000%	11/15/44		37,120		38,240,850
3.000%	05/15/45		44,806		46,136,178
3.000%	05/15/47		5,190		5,340,429
3.125%	02/15/43		49,805		52,554,002
4.500%	02/15/36	(a)	8,225		10,579,728
U.S. Treasury Inflation Indexed Bonds, TIPS
0.125%	04/15/19		5,141		5,390,845
0.125%	04/15/20		7,706		8,095,009
0.125%	04/15/21		11,257		11,662,834
0.125%	01/15/22		4,686		5,083,569
0.125%	04/15/22		26,389		26,561,005
0.125%	07/15/22		4,355		4,658,174
0.125%	01/15/23		3,478		3,679,505
0.125%	07/15/24		3,923		4,003,746
0.125%	07/15/26		2,953		2,932,565
0.250%	01/15/25		3,452		3,532,389
0.375%	07/15/23		2,128		2,267,707
0.375%	07/15/25		3,307		3,414,135
0.375%	01/15/27		1,782		1,784,408
0.625%	07/15/21		1,250		1,395,443
0.625%	01/15/24		128		137,127
0.625%	01/15/26		40,527		42,317,539
0.750%	02/15/42		1,022		1,069,654

Interest Rate	Maturity Date		Principal Amount (000)#	Value
U.S. TREASURY OBLIGATIONS (Continued)
0.750%	02/15/45		432	$428,309
0.875%	02/15/47		1,053	1,052,128
1.000%	02/15/46		971	1,017,820
1.125%	01/15/21		3,829	4,455,470
1.250%	07/15/20		4,439	5,192,494
1.375%	02/15/44		1,236	1,432,124
1.750%	01/15/28		1,146	1,498,425
1.875%	07/15/19		2,752	3,286,858
2.125%	01/15/19		2,044	2,403,084
2.125%	02/15/40		628	895,021
2.125%	02/15/41		863	1,220,551
2.500%	01/15/29		1,382	1,901,601
3.375%	04/15/32		147	279,464
3.875%	04/15/29		581	1,176,623
U.S. Treasury Notes
0.875%	06/15/19		67,260	66,611,046
1.500%	05/31/19		6,020	6,025,644
1.625%	08/31/22	(a)	2,525	2,490,281
2.000%	08/31/21	(a)(k)	286,620	288,904,003
2.250%	02/15/27		54,875	54,542,749
2.250%	08/15/27	(a)	18,875	18,746,709
2.375%	05/15/27		59,440	59,686,118

TOTAL U.S. TREASURY OBLIGATIONS (cost $878,983,516)				881,477,182

TOTAL LONG-TERM INVESTMENTS (cost $11,916,753,408)				13,644,973,286

			Shares

SHORT-TERM INVESTMENTS — 19.0%
AFFILIATED MUTUAL FUNDS — 18.5%
Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund(w)			1,801,404,957	1,801,404,957
Prudential Investment Portfolios 2 - Prudential Institutional Money Market Fund (cost $1,038,294,822; includes $1,037,205,505 of cash collateral for securities on loan)(b)(w)			1,038,191,003	1,038,294,822

TOTAL AFFILIATED MUTUAL FUNDS (cost $2,839,699,779)				2,839,699,779

Interest Rate	Maturity Date		Principal Amount (000)#
U.S. TREASURY OBLIGATION(h)(k)(n) — 0.5%
U.S. Treasury Bills (cost $74,952,250)
1.084%	10/26/17		75,000	74,953,188

OPTIONS PURCHASED* — 0.0% (cost $1,363,902)				432,120

TOTAL SHORT-TERM INVESTMENTS (cost $2,916,015,931)				2,915,085,087

TOTAL INVESTMENTS, BEFORE OPTION WRITTEN — 108.1%
(cost $14,832,769,339)				16,560,058,373

A1269

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Value
OPTIONS WRITTEN* — (0.0)% (premiums received $610,273)	$(493,281)

TOTAL INVESTMENTS, NET OF OPTION WRITTEN — 108.1%
(cost $14,832,159,066)	16,559,565,092
Liabilities in excess of other assets(z) — (8.1)%	(1,247,504,189)

NET ASSETS — 100.0%	$15,312,060,903

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.

^	Indicates a Level 3 security. The aggregate value of Level 3 securities is $3,343,251 and 0.0% of net assets.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $1,015,825,383; cash collateral of $1,037,205,505 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.

(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at September 30, 2017.

(cc)	Variable rate instrument. The rate shown is based on the latest available information as of September 30, 2017. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.

(h)	Represents security, or a portion thereof, segregated as collateral for OTC derivatives.

(i)	Represents issuer in default on interest payments. Non-income producing security.

(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.

(n)	Rate shown reflects yield to maturity at purchase date.

(r)	Less than $500 par.

(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.

(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund and Prudential Institutional Money Market Fund.

(z)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end, with the exception of options which are included in net assets at market value:

Exchange Traded Options - Purchased:

Description	Call/ Put	Expiration Date	Strike Price	Contracts	Notional Amount (000)#	Value

10 Year U.S. Treasury Notes Futures	Call	11/24/17	$127.00	683	683	$ 160,078

OTC Traded Options - Purchased:

Description	Call/ Put	Counterparty	Expiration Date	Strike Price	Contracts	Notional Amount (000)#		Value

Currency Option USD vs KRW	Call	Bank of America	11/16/17	1,165.00	—	EUR	11,200	$ 92,207

Currency Option EUR vs USD	Put	Citigroup Global Markets	11/06/17	1.09	—	EUR	5,800	115

								$ 92,322

OTC Swaptions - Purchased:

Description	Call/ Put	Counterparty	Expiration Date	Strike Price	Receive	Pay	Notional Amount (000)#	Value

CDX.NA.IG.S28	Put	Goldman Sachs & Co.	12/20/17	$65.00	CDX.NA.IG.S28	5.00%(Q)	215,000	$172,385

CDX.NA.HY.S28	Put	Goldman Sachs & Co.	10/18/17	$106.50	CDX.NA.HY.S28	5.00%(Q)	11,000	7,335

								$179,720

A1270

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

OTC Swaptions - Written:

Description	Call/ Put	Counterparty	Expiration Date	Strike Price	Receive	Pay	Notional Amount (000)#	Value
CDX.NA.IG.S28 06/20/22	Call	Goldman Sachs & Co.	12/20/17	$55.00	CDX.NA.IG.S28	5.00%(Q)	215,000	$(308,989)
CDX.NA.IG.S28 06/20/22	Put	Citigroup Global Markets	12/20/17	$85.00	5.00%(Q)	CDX.NA.IG.S28	82,720	(22,645)
CDX.NA.IG.S28 06/20/22	Put	Goldman Sachs & Co.	12/20/17	$80.00	5.00%(Q)	CDX.NA.IG.S28	215,000	(76,802)
CDX.NA.IG.S29 12/20/22	Put	Goldman Sachs & Co.	01/17/18	$105.00	5.00%(Q)	CDX.NA.IG.S29	210,000	(83,710)
CDX.NA.HY.S28 06/20/22	Put	Goldman Sachs & Co.	10/18/17	$101.00	5.00%(Q)	CDX.NA.HY.S28	11,000	(1,135)

								$(493,281)

Futures contracts outstanding at September 30, 2017:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Current Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Long Positions:
359	2 Year U.S. Treasury Notes	Dec. 2017	$77,644,969	$77,437,422	$(207,547)
2,000	5 Year U.S. Treasury Notes	Dec. 2017	237,011,274	235,000,000	(2,011,274)
942	10 Year U.S. Treasury Notes	Dec. 2017	119,562,624	118,044,375	(1,518,249)
480	20 Year U.S. Treasury Bonds	Dec. 2017	74,656,289	73,350,000	(1,306,289)
355	30 Year U.S. Ultra Treasury Bonds	Dec. 2017	59,730,234	58,619,375	(1,110,859)
269	ASX SPI 200 Index	Dec. 2017	30,166,705	29,899,205	(267,500)
1,485	Euro STOXX 50 Index	Dec. 2017	60,130,126	62,762,794	2,632,668
627	FTSE 100 Index	Dec. 2017	61,648,097	61,580,882	(67,215)
522	Mini MSCI EAFE Index	Dec. 2017	50,969,157	51,636,240	667,083
1,175	Russell 2000 Mini Index	Dec. 2017	82,350,558	87,713,750	5,363,192
4,520	S&P 500 E-Mini Index	Dec. 2017	556,157,972	568,638,600	12,480,628
262	TOPIX Index	Dec. 2017	37,076,940	39,000,222	1,923,282

					16,577,920

Short Positions:
47	2 Year U.S. Treasury Notes	Dec. 2017	10,164,852	10,138,047	26,805
542	10 Year U.S. Treasury Notes	Dec. 2017	68,902,147	67,919,375	982,772
1,372	10 Year U.S. Ultra U.S. Treasury Notes	Dec. 2017	186,557,693	184,298,187	2,259,506
3	30 Year U.S. Ultra Treasury Bonds	Dec. 2017	498,938	495,375	3,563

					3,272,646

					$19,850,566

Cash and foreign currency of $669,554 has been segregated with Goldman Sachs & Co. and securities with combined market values of $1,268,025 and $35,740,678 have been segregated with Goldman Sachs & Co. and JPMorgan Chase, respectively, to cover requirements for open futures contracts at September 30, 2017.

Forward foreign currency exchange contracts outstanding at September 30, 2017:

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts:
Argentine Peso,
Expiring 11/14/17	BNP Paribas	ARS	10,515	$587,430	$591,872	$4,442
Australian Dollar,
Expiring 10/20/17	Hong Kong & Shanghai Bank	AUD	10,866	8,733,428	8,520,973	(212,455)
Brazilian Real,
Expiring 12/04/17	Morgan Stanley	BRL	3,688	1,147,123	1,153,852	6,729
British Pound,
Expiring 10/20/17	Bank of America	GBP	843	1,101,455	1,129,885	28,430
Expiring 10/20/17	Bank of America	GBP	166	216,436	222,259	5,823
Expiring 10/20/17	Citigroup Global Markets	GBP	23,714	31,480,271	31,799,223	318,952
Expiring 10/20/17	Citigroup Global Markets	GBP	226	294,687	303,633	8,946
Expiring 10/20/17	Citigroup Global Markets	GBP	220	283,915	295,161	11,246
Expiring 10/20/17	Citigroup Global Markets	GBP	110	141,320	147,497	6,177
Expiring 10/20/17	Hong Kong & Shanghai Bank	GBP	547	701,885	733,647	31,762
Canadian Dollar,
Expiring 10/20/17	Canadian Imperial Bank of Commerce	CAD	5,557	4,574,303	4,454,254	(120,049)

A1271

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Forward foreign currency exchange contracts outstanding at September 30, 2017 (continued):

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts (cont’d.):
Canadian Dollar (cont’d.),
Expiring 01/26/18	Hong Kong & Shanghai Bank	CAD	125	$101,099	$100,140	$(959)
Expiring 01/26/18	JPMorgan Chase	CAD	74	59,033	58,991	(42)
Euro,
Expiring 10/20/17	Hong Kong & Shanghai Bank	EUR	45,060	53,968,502	53,317,652	(650,850)
Expiring 11/17/17	Bank of America	EUR	171	202,682	202,473	(209)
Expiring 11/17/17	Bank of America	EUR	142	170,495	168,778	(1,717)
Expiring 11/17/17	Barclays Capital Group	EUR	618	728,848	732,371	3,523
Expiring 11/17/17	Canadian Imperial Bank of Commerce	EUR	285	340,974	337,995	(2,979)
Expiring 11/17/17	Citigroup Global Markets	EUR	205	247,513	243,240	(4,273)
Expiring 11/17/17	Citigroup Global Markets	EUR	137	164,204	162,084	(2,120)
Expiring 11/17/17	Hong Kong & Shanghai Bank	EUR	585	689,867	693,264	3,397
Expiring 11/17/17	Hong Kong & Shanghai Bank	EUR	256	302,568	303,648	1,080
Expiring 11/17/17	Hong Kong & Shanghai Bank	EUR	175	210,657	207,305	(3,352)
Expiring 11/17/17	Hong Kong & Shanghai Bank	EUR	142	170,107	168,753	(1,354)
Expiring 11/17/17	JPMorgan Chase	EUR	114	135,315	135,074	(241)
Indonesian Rupiah,
Expiring 11/03/17	Citigroup Global Markets	IDR	18,143,338	1,353,475	1,342,889	(10,586)
Japanese Yen,
Expiring 10/20/17	Citigroup Global Markets	JPY	4,152,751	37,922,589	36,944,303	(978,286)
Expiring 10/20/17	Hong Kong & Shanghai Bank	JPY	185,000	1,654,678	1,645,823	(8,855)
Mexican Peso,
Expiring 10/13/17	BNP Paribas	MXN	14,660	811,941	803,142	(8,799)
Russian Ruble,
Expiring 10/13/17	Credit Suisse First Boston Corp.	RUB	174,180	3,026,033	3,018,595	(7,438)
Expiring 10/13/17	Credit Suisse First Boston Corp.	RUB	82,885	1,376,370	1,436,424	60,054
Singapore Dollar,
Expiring 10/20/17	Hong Kong & Shanghai Bank	SGD	6,981	5,189,945	5,147,821	(42,124)
South African Rand,
Expiring 10/10/17	Barclays Capital Group	ZAR	19,228	1,448,688	1,417,601	(31,087)
Swedish Krona,
Expiring 10/20/17	BNP Paribas	SEK	3,350	411,834	411,792	(42)
Expiring 10/20/17	Deutsche Bank AG	SEK	80,962	10,175,364	9,952,094	(223,270)
Swiss Franc,
Expiring 10/20/17	Hong Kong & Shanghai Bank	CHF	14,628	15,325,317	15,127,432	(197,885)
Turkish Lira,
Expiring 12/08/17	Bank of America	TRY	1,987	560,753	546,118	(14,635)
Expiring 12/08/17	Barclays Capital Group	TRY	1,986	559,405	545,843	(13,562)
Expiring 12/08/17	Hong Kong & Shanghai Bank	TRY	1,986	559,799	545,843	(13,956)

				$187,130,308	$185,069,744	(2,060,564)

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts:
Australian Dollar,
Expiring 11/17/17	Bank of America	AUD	1,800	$1,424,016	$1,411,061	$ 12,955
Brazilian Real,
Expiring 12/04/17	Barclays Capital Group	BRL	15,626	4,882,057	4,888,854	(6,797)
Expiring 12/04/17	Barclays Capital Group	BRL	15,002	4,665,671	4,693,625	(27,954)
Expiring 12/04/17	BNP Paribas	BRL	15,002	4,654,092	4,693,626	(39,534)
Expiring 12/04/17	Citigroup Global Markets	BRL	15,003	4,680,831	4,693,938	(13,107)
British Pound,
Expiring 10/20/17	Bank of America	GBP	1,089	1,426,715	1,460,291	(33,576)
Expiring 10/20/17	Bank of America	GBP	1,023	1,340,248	1,371,789	(31,541)
Expiring 10/20/17	Goldman Sachs & Co.	GBP	500	679,292	670,474	8,818

A1272

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Forward foreign currency exchange contracts outstanding at September 30, 2017 (continued):

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts (cont’d.):
Canadian Dollar,
Expiring 01/26/18	Bank of America	CAD	380	$309,691	$304,752	$4,939
Expiring 01/26/18	Bank of America	CAD	374	304,801	299,940	4,861
Chilean Peso,
Expiring 11/03/17	BNP Paribas	CLP	1,744,436	2,801,047	2,723,430	77,617
Expiring 11/03/17	Deutsche Bank AG	CLP	927,731	1,424,211	1,448,382	(24,171)
Expiring 11/03/17	Deutsche Bank AG	CLP	923,404	1,417,416	1,441,627	(24,211)
Euro,
Expiring 11/17/17	Barclays Capital Group	EUR	1,809	2,133,471	2,143,784	(10,313)
Expiring 11/17/17	Hong Kong & Shanghai Bank	EUR	1,875	2,210,779	2,221,664	(10,885)
Expiring 11/17/17	Hong Kong & Shanghai Bank	EUR	1,203	1,443,498	1,425,635	17,863
Hungarian Forint,
Expiring 11/10/17	Goldman Sachs & Co.	HUF	364,270	1,406,951	1,383,750	23,201
Indonesian Rupiah,
Expiring 11/03/17	Citigroup Global Markets	IDR	37,070,193	2,753,998	2,743,772	10,226
Mexican Peso,
Expiring 10/13/17	Bank of America	MXN	31,815	1,735,159	1,742,972	(7,813)
Expiring 10/13/17	BNP Paribas	MXN	89,637	4,969,893	4,910,726	59,167
Expiring 10/13/17	BNP Paribas	MXN	26,159	1,444,052	1,433,110	10,942
Expiring 10/13/17	Credit Suisse First Boston Corp.	MXN	19,075	1,058,683	1,045,006	13,677
Expiring 10/13/17	Hong Kong & Shanghai Bank	MXN	31,815	1,726,215	1,742,972	(16,757)
Expiring 10/13/17	JPMorgan Chase	MXN	35,642	1,953,950	1,952,633	1,317
New Taiwanese Dollar,
Expiring 11/03/17	BNP Paribas	TWD	43,862	1,458,566	1,448,954	9,612
Expiring 11/03/17	BNP Paribas	TWD	41,045	1,364,891	1,355,896	8,995
Expiring 11/03/17	Goldman Sachs & Co.	TWD	87,793	2,931,319	2,900,187	31,132
Polish Zloty,
Expiring 11/10/17	Bank of America	PLN	1,293	355,196	354,333	863
Expiring 11/10/17	Bank of America	PLN	1,293	355,196	354,333	863
Expiring 11/10/17	Bank of America	PLN	1,266	347,779	346,934	845
Expiring 11/10/17	Citigroup Global Markets	PLN	1,293	355,551	354,333	1,218
Romanian Leu,
Expiring 01/12/18	Deutsche Bank AG	RON	11,051	2,865,070	2,841,984	23,086
Russian Ruble,
Expiring 10/13/17	Bank of America	RUB	113,621	1,843,748	1,969,088	(125,340)
Expiring 10/13/17	Credit Suisse First Boston Corp.	RUB	113,621	1,847,856	1,969,088	(121,232)
Expiring 10/13/17	Hong Kong & Shanghai Bank	RUB	113,621	1,841,522	1,969,088	(127,566)
Singapore Dollar,
Expiring 11/10/17	Citigroup Global Markets	SGD	968	711,294	713,974	(2,680)
Expiring 11/10/17	Citigroup Global Markets	SGD	968	711,294	713,974	(2,680)
Expiring 11/10/17	Citigroup Global Markets	SGD	967	710,559	713,236	(2,677)
Expiring 11/10/17	Citigroup Global Markets	SGD	954	701,007	703,648	(2,641)
South African Rand,
Expiring 10/10/17	BNP Paribas	ZAR	19,228	1,412,110	1,417,601	(5,491)
Expiring 11/10/17	Deutsche Bank AG	ZAR	38,472	2,864,826	2,821,842	42,984
South Korean Won,
Expiring 12/08/17	Citigroup Global Markets	KRW	3,216,697	2,862,849	2,811,061	51,788
Turkish Lira,
Expiring 12/08/17	Barclays Capital Group	TRY	10,280	2,872,993	2,825,412	47,581
Expiring 12/08/17	Hong Kong & Shanghai Bank	TRY	482	136,799	132,475	4,324

				$81,397,162	$81,565,254	(168,092)

						$(2,228,656)

A1273

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Credit default swap agreements outstanding at September 30, 2017:

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at September 30, 2017(5)	Fair Value(4)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC credit default swaps on corporate and/or sovereign issues – Sell Protection(2):
Republic of Korea	12/20/22	1.000%(Q)	2,700	7.402%	$35,258	$(40,669)	75,927	Citigroup Global Markets

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Value at Trade Date	Value at September 30, 2017(4)	Unrealized Appreciation (Depreciation)
Centrally cleared credit default swaps on credit indices – Buy Protection(1):
CDX.HY.CDSI.S28	06/20/22	5.000%(Q)	5,200	$(400,531)	$(408,677)	$(8,146)

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Value at Trade Date	Value at September 30, 2017(4)	Unrealized Appreciation (Depreciation)
Centrally cleared credit default swaps on credit indices – Sell Protection(2):
CDX.HY.CDSI.S29	12/20/22	5.000%(Q)	60,825	$4,549,709	$4,864,733	$315,024
CDX.IG.CDSI.S29	12/20/22	1.000%(Q)	557,900	11,674,105	12,563,358	889,253

				$16,223,814	$17,428,091	$1,204,277

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value(4)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC credit default swaps on credit indices – Sell Protection(2):
CDX.EM.CDSI.S28	12/20/22	1.000%(Q)	142,050	$(5,692,984)	$(6,037,125)	$344,141	Barclays Capital Group
CDX.EM.CDSI.S28	12/20/22	1.000%(Q)	11,700	476,705	488,618	(11,913)	Goldman Sachs & Co.

				$(5,216,279)	$(5,548,507)	$332,228

Securities with a combined market value of $10,282,126 have been segregated with JPMorgan Chase to cover requirements for open centrally cleared swap contracts at September 30, 2017.

The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)	The fair value of credit default swap agreements on credit indices and asset-backed securities serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, when compared to the notional amount of the swap, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

A1274

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

(5)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2017 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$6,045,730,884	$1,991,962,804	$—
Preferred Stocks	6,574,616	205,453	—
Asset-Backed Securities
Automobiles	—	188,442,916	—
Collateralized Loan Obligations	—	32,849,283	—
Consumer Loans	—	2,451,818	—
Credit Cards	—	71,801,974	—
Equipment	—	27,818,621	—
Home Equity Loans	—	1,957,508	—
Other	—	45,085,927	—
Residential Mortgage-Backed Securities	—	27,449,020	—
Student Loans	—	24,706,130	—
Commercial Mortgage-Backed Securities	—	169,847,562	—
Convertible Bonds	—	2,456,235	—
Corporate Bonds	—	2,169,905,332	3,343,251
Foreign Government Bonds	—	372,246,076	—
Municipal Bonds	—	90,577,894	—
Residential Mortgage-Backed Securities	—	112,843,159	—
U.S. Government Agency Obligations	—	1,375,239,641	—
U.S. Treasury Obligations	—	956,430,370	—
Affiliated Mutual Funds	2,839,699,779	—	—
Options Purchased	160,078	272,042	—
Options Written	—	(493,281)	—
Other Financial Instruments*
Futures Contracts	19,850,566	—	—
OTC Forward Foreign Currency Exchange Contracts	—	(2,228,656)	—
Centrally Cleared Credit Default Swap Agreements	—	1,196,131	—
OTC Credit Default Swap Agreements	—	(5,181,021)	—

Total	$8,912,015,923	$7,657,842,938	$3,343,251

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

A1275

AST T. ROWE PRICE DIVERSIFIED REAL GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 98.3%
COMMON STOCKS — 73.3%
Aerospace & Defense — 1.6%
Airbus SE (France)	262	$24,941
Astrotech Corp.*	3,348	3,310
Axon Enterprise, Inc.*	754	17,093
Boeing Co. (The)	1,162	295,392
BWX Technologies, Inc.	60	3,361
CAE, Inc. (Canada)	104	1,820
Cobham PLC (United Kingdom)	8,833	17,253
Dassault Aviation SA (France)	40	64,724
Hexcel Corp.	80	4,594
KLX, Inc.*	323	17,096
Leonardo SpA (Italy)	2,243	42,056
LIG Nex1 Co. Ltd. (South Korea)	102	6,488
Meggitt PLC (United Kingdom)	4,840	33,806
Northrop Grumman Corp.	43	12,372
Orbital ATK, Inc.	75	9,987
Raytheon Co.	10	1,866
Rockwell Collins, Inc.	681	89,014
Rolls-Royce Holdings PLC (United Kingdom)*	4,337	51,585
Safran SA (France)	249	25,445
Teledyne Technologies, Inc.*	20	3,184
Textron, Inc.	41	2,209
Thales SA (France)	194	21,970
United Technologies Corp.	546	63,380
Zodiac Aerospace (France)	1,303	37,671

		850,617

Air Freight & Logistics — 0.2%
C.H. Robinson Worldwide, Inc.	352	26,787
FedEx Corp.	12	2,707
Sinotrans Ltd. (China) (Class H Stock)	14,000	7,131
United Parcel Service, Inc. (Class B Stock)	531	63,768

		100,393

Airlines — 0.5%
Air Arabia PJSC (United Arab Emirates)	17,527	5,452
Alaska Air Group, Inc.	502	38,288
American Airlines Group, Inc.	2,825	134,159
Delta Air Lines, Inc.	962	46,388
Flybe Group PLC (United Kingdom)*	3,722	1,847
JetBlue Airways Corp.*	635	11,767
Ryanair Holdings PLC (Ireland), ADR*	220	23,192
Spirit Airlines, Inc.*	303	10,123
United Continental Holdings, Inc.*	307	18,690

		289,906

Auto Components — 0.7%
Autoliv, Inc. (Sweden)(a)	244	30,158
CIE Automotive SA (Spain)	235	6,278
Delphi Automotive PLC	180	17,711
Dometic Group AB (Sweden), 144A	946	8,055
Hyundai Mobis Co. Ltd. (South Korea)	74	15,537
Koito Manufacturing Co. Ltd. (Japan)	700	43,957
Leoni AG (Germany)	337	22,363
Magna International, Inc. (Canada)	1,855	99,020
Musashi Seimitsu Industry Co. Ltd. (Japan)	400	12,495
NGK Spark Plug Co. Ltd. (Japan)	300	6,389
Nifco, Inc. (Japan)	200	12,220

	Shares	Value
COMMON STOCKS (Continued)
Auto Components (cont’d.)
Nippon Seiki Co. Ltd. (Japan)	1,000	$20,425
Press Kogyo Co. Ltd. (Japan)	2,200	12,042
S&T Motiv Co. Ltd. (South Korea)	85	3,572
Stanley Electric Co. Ltd. (Japan)	700	24,009
Sumitomo Rubber Industries Ltd. (Japan)	1,800	33,037
Workhorse Group, Inc.*(a)	1,449	3,999

		371,267

Automobiles — 0.6%
Astra International Tbk PT (Indonesia)	16,500	9,687
Ferrari NV (Italy)	158	17,456
General Motors Co.	189	7,632
Honda Motor Co. Ltd. (Japan)	2,000	59,081
Hyundai Motor Co. (South Korea)	19	2,499
Mitsubishi Motors Corp. (Japan)	4,200	33,253
Suzuki Motor Corp. (Japan)	500	26,243
Tata Motors Ltd. (India), ADR*	515	16,104
Tesla, Inc.*	268	91,415
Toyota Motor Corp. (Japan)	900	53,666

		317,036

Banks — 5.8%
ABN AMRO Group NV (Netherlands), GDR, 144A	1,208	36,172
Axis Bank Ltd. (India), GDR	1,075	41,495
Banco Santander Chile (Chile), ADR	368	10,933
Bank Central Asia Tbk PT (Indonesia)	37,400	56,397
Bank of Ireland Group PLC (Ireland)*	2,620	21,459
Bank of the Ryukyus Ltd. (Japan)	400	6,195
BankUnited, Inc.	706	25,112
Barclays Africa Group Ltd. (South Africa)	1,822	18,701
BDO Unibank, Inc. (Philippines)	1,865	4,803
BNP Paribas SA (France)	1,425	114,962
Boston Private Financial Holdings, Inc.	1,876	31,048
CIT Group, Inc.	350	17,168
Citigroup, Inc.	2,522	183,450
Citizens Financial Group, Inc.	80	3,030
Commerzbank AG (Germany)*	2,249	30,670
Credicorp Ltd. (Peru)	95	19,477
DNB ASA (Norway)	2,268	45,791
East West Bancorp Inc.	82	4,902
Erste Group Bank AG (Austria)*	2,475	106,932
Farmers Capital Bank Corp.	551	23,170
Fifth Third Bancorp	2,232	62,451
FinecoBank Banca Fineco SpA (Italy)	1,049	9,314
First Abu Dhabi Bank PJSC (United Arab Emirates)	3,190	8,869
First Internet Bancorp	737	23,805
First Republic Bank	725	75,734
Fukuoka Financial Group, Inc. (Japan)	2,000	9,251
Grupo Aval Acciones y Valores SA (Colombia), ADR	438	3,929
Grupo Financiero Santander Mexico SAB de CV (Mexico) (Class B Stock), ADR	4,457	44,971
HDFC Bank Ltd. (India), ADR	915	88,179
Home BancShares, Inc.	1,135	28,625
HSBC Holdings PLC (United Kingdom) (QMTF)	3,038	30,033
ICICI Bank Ltd. (India), ADR	1,746	14,946

A1276

AST T. ROWE PRICE DIVERSIFIED REAL GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Banks (cont’d.)
ING Groep NV (Netherlands)	1,639	$30,210
JPMorgan Chase & Co.	6,555	626,068
KBC Group NV (Belgium)	273	23,161
KeyCorp	3,453	64,985
Lloyds Banking Group PLC (United Kingdom)	85,183	77,411
National Bank of Canada (Canada)	730	35,132
Nordea Bank AB (Sweden)	4,862	66,012
Pinnacle Financial Partners, Inc.	225	15,064
PNC Financial Services Group, Inc. (The)	687	92,587
Popular, Inc. (Puerto Rico)	698	25,086
Preferred Bank	214	12,915
Prosperity Bancshares, Inc.	374	24,583
Republic First Bancorp, Inc.*	1,970	18,223
Royal Bank of Scotland Group PLC (United Kingdom)*	14,955	53,835
Sberbank of Russia PJSC (Russia), ADR	2,169	30,876
Signature Bank*	217	27,785
Sumitomo Mitsui Financial Group, Inc. (Japan)	1,400	53,815
SVB Financial Group*	60	11,225
Svenska Handelsbanken AB (Sweden) (Class A Stock)	3,600	54,390
TCF Financial Corp.	1,512	25,764
Texas Capital Bancshares, Inc.*	62	5,320
U.S. Bancorp	2,637	141,317
UniCredit SpA (Italy)*	2,174	46,392
United Overseas Bank Ltd. (Singapore)	2,500	43,414
Van Lanschot Kempen NV (Netherlands)	329	10,595
Webster Financial Corp.	252	13,243
Wells Fargo & Co.	5,542	305,641

		3,137,023

Beverages — 0.6%
Anheuser-Busch InBev SA/NV (Belgium)	389	46,500
Baron de Ley (Spain)*	32	3,971
Coca-Cola Bottlers Japan, Inc. (Japan)	300	9,717
Coca-Cola Co. (The)	693	31,192
Constellation Brands, Inc. (Class A Stock)	52	10,371
Diageo PLC (United Kingdom)	926	30,452
Dr. Pepper Snapple Group, Inc.	497	43,970
Kweichow Moutai Co. Ltd. (China) (Class A Stock)	500	38,972
Monster Beverage Corp.*	72	3,978
PepsiCo, Inc.	838	93,378

		312,501

Biotechnology — 1.7%
3SBio, Inc. (China), 144A*	4,500	7,238
Abcam PLC (United Kingdom)	1,502	20,548
ACADIA Pharmaceuticals, Inc.*	332	12,506
Alexion Pharmaceuticals, Inc.*	579	81,228
Alkermes PLC*	507	25,776
Alnylam Pharmaceuticals, Inc.*	219	25,730
Anavex Life Sciences Corp.*	1,258	5,208
Biogen, Inc.*	401	125,561
BioMarin Pharmaceutical, Inc.*	273	25,408
Bluebird Bio, Inc.*	84	11,537
Calyxt, Inc.*	50	1,225

	Shares	Value
COMMON STOCKS (Continued)
Biotechnology (cont’d.)
Celgene Corp.*	420	$61,244
Eagle Pharmaceuticals, Inc.*	168	10,020
Genus PLC (United Kingdom)	209	5,886
Gilead Sciences, Inc.	874	70,811
Grifols SA (Spain)	390	11,381
Grifols SA (Spain), ADR	2,998	65,626
Incyte Corp.*	209	24,399
Ionis Pharmaceuticals, Inc.*	144	7,301
Juno Therapeutics, Inc.*	183	8,209
Neurocrine Biosciences, Inc.*	314	19,242
Radius Health, Inc.*	292	11,257
Recro Pharma, Inc.*	773	6,942
Regeneron Pharmaceuticals, Inc.*	3	1,341
Sarepta Therapeutics, Inc.*	383	17,373
Seattle Genetics, Inc.*	262	14,255
Shire PLC	1,379	70,238
Shire PLC, ADR	7	1,072
TESARO, Inc.*	124	16,008
United Therapeutics Corp.*	144	16,875
Vertex Pharmaceuticals, Inc.*	775	117,831

		899,276

Building Products — 0.5%
DIRTT Environmental Solutions (Canada)*	1,416	6,219
Fortune Brands Home & Security, Inc.	799	53,717
Inwido AB (Sweden)	366	4,664
Johnson Controls International PLC	4,443	179,008
Lindab International AB (Sweden)	559	5,934
Reliance Worldwide Corp. Ltd. (Australia)	1,726	5,350
Sanwa Holdings Corp. (Japan)	1,200	13,781
Tarkett SA (France)	150	6,757
Tyman PLC (United Kingdom)	1,648	7,125

		282,555

Capital Markets — 2.6%
Ameriprise Financial, Inc.	111	16,485
Avanza Bank Holding AB (Sweden)	207	8,676
Banca Generali SpA (Italy)	314	10,906
Bank of New York Mellon Corp. (The)	3,838	203,491
BT Investment Management Ltd. (Australia)	968	8,417
CBOE Holdings, Inc.	410	44,128
Charles Schwab Corp. (The)	622	27,206
CME Group, Inc.	9	1,221
GAM Holding AG (Switzerland)*	1,150	17,827
Intercontinental Exchange, Inc.	1,767	121,393
Intermediate Capital Group PLC (United Kingdom)	856	10,748
Investec PLC (South Africa)	4,266	31,186
IP Group PLC (United Kingdom)*	2,657	4,891
Julius Baer Group Ltd. (Switzerland)*	975	57,857
Legg Mason, Inc.	200	7,862
Morgan Stanley	6,705	322,980
Rathbone Brothers PLC (United Kingdom)	132	4,590
S&P Global, Inc.	225	35,170
Saigon Securities, Inc. (Vietnam)	3,773	4,161
SEI Investments Co.	324	19,783
State Street Corp.	2,388	228,150
TD Ameritrade Holding Corp.	3,723	181,682

A1277

AST T. ROWE PRICE DIVERSIFIED REAL GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Capital Markets (cont’d.)
Vostok New Ventures Ltd. (Sweden), SDR*	801	$6,126

		1,374,936

Chemicals — 1.8%
Agrium, Inc. (Canada)	55	5,897
Air Liquide SA (France)	277	36,939
Air Products & Chemicals, Inc.	537	81,205
Air Water, Inc. (Japan)	700	12,925
Akzo Nobel NV (Netherlands)	112	10,330
Albemarle Corp.	20	2,726
BASF SE (Germany)	80	8,523
Calgon Carbon Corp.	971	20,779
Celanese Corp. (Class A Stock)	300	31,281
CF Industries Holdings, Inc.	1,303	45,813
Corbion NV (Netherlands)	140	4,515
Croda International PLC (United Kingdom)	150	7,627
DIC Corp. (Japan)	900	32,635
DowDuPont, Inc.	1,355	93,807
Eastman Chemical Co.	199	18,008
Ecolab, Inc.	97	12,475
Fufeng Group Ltd. (China)*	12,000	8,244
GCP Applied Technologies, Inc.*	708	21,736
Incitec Pivot Ltd. (Australia)	11,623	32,929
JSR Corp. (Japan)	600	11,408
Kansai Paint Co. Ltd. (Japan)	700	17,634
Koninklijke DSM NV (Netherlands)	551	45,108
Linde AG (Germany)*	129	26,902
Nippon Shokubai Co. Ltd. (Japan)	600	42,410
Nippon Soda Co. Ltd. (Japan)	1,000	6,080
Orion Engineered Carbons SA (Luxembourg)	95	2,133
PPG Industries, Inc.	197	21,406
Praxair, Inc.	249	34,795
RPM International, Inc.	1,642	84,300
Sakata INX Corp. (Japan)	200	3,694
Sherwin-Williams Co. (The)	95	34,014
Sumitomo Seika Chemicals Co. Ltd. (Japan)	200	9,567
Symrise AG (Germany)	60	4,561
Taiyo Holdings Co. Ltd. (Japan)	200	9,324
Umicore SA (Belgium)	41	3,394
Valvoline, Inc.	1,022	23,966
Victrex PLC (United Kingdom)	789	25,091
WR Grace & Co.	364	26,263
Yara International ASA (Norway)	876	39,281

		959,725

Commercial Services & Supplies — 0.4%
Aqua Metals, Inc.*	673	4,610
ARC Document Solutions, Inc.*	1,089	4,454
Cintas Corp.	32	4,617
Copart, Inc.*	120	4,124
Downer EDI Ltd. (Australia)	3,474	18,512
Edenred (France)	272	7,394
Healthcare Services Group, Inc.	454	24,502
KAR Auction Services, Inc.	628	29,981
Prosegur Cia de Seguridad SA (Spain)	972	7,265
Rollins, Inc.	207	9,551
Serco Group PLC (United Kingdom)*	6,077	9,395

	Shares	Value
COMMON STOCKS (Continued)
Commercial Services & Supplies (cont’d.)
SPIE SA (France)	282	$7,758
Stericycle, Inc.*	394	28,218
Waste Connections, Inc. (Canada)	634	44,355

		204,736

Communications Equipment — 0.4%
Brocade Communications Systems, Inc.	1,397	16,694
Cisco Systems, Inc.	2,595	87,270
Harris Corp.	429	56,491
Lumentum Holdings, Inc.*	195	10,598
Palo Alto Networks, Inc.*	158	22,768
Telefonaktiebolaget LM Ericsson (Sweden) (Class B Stock)	2,525	14,557
Viavi Solutions, Inc.*	1,138	10,765

		219,143

Construction & Engineering — 0.1%
Chicago Bridge & Iron Co. NV	365	6,131
Dycom Industries, Inc.*	226	19,409
Jacobs Engineering Group, Inc.	50	2,914
Koninklijke Volkerwessels NV (Netherlands)*	219	6,743
Valmont Industries, Inc.	19	3,004

		38,201

Construction Materials — 0.1%
Anhui Conch Cement Co. Ltd. (China) (Class H Stock)	2,000	8,027
Martin Marietta Materials, Inc.	22	4,537
U.S. Concrete, Inc.*	169	12,895
Vulcan Materials Co.	340	40,664

		66,123

Consumer Finance — 0.3%
Ally Financial, Inc.	850	20,621
American Express Co.	339	30,666
Credit Saison Co. Ltd. (Japan)	2,300	47,724
SLM Corp.*	3,236	37,117
Synchrony Financial	802	24,902

		161,030

Containers & Packaging — 0.7%
Amcor Ltd. (Australia)	3,937	47,088
Ball Corp.	4,748	196,092
Berry Global Group, Inc.*	214	12,123
Crown Holdings, Inc.*	363	21,678
Huhtamaki OYJ (Finland)	153	6,179
International Paper Co.	1,573	89,378
Orora Ltd. (Australia)	1,853	4,521
Vidrala SA (Spain)	58	5,101

		382,160

Distributors — 0.1%
Educational Development Corp.	717	6,883
Paltac Corp. (Japan)	400	15,611
Weyco Group, Inc.	475	13,481

		35,975

Diversified Consumer Services — 0.1%
Benesse Holdings, Inc. (Japan)	1,100	39,687
Service Corp. International	391	13,490

A1278

AST T. ROWE PRICE DIVERSIFIED REAL GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Diversified Consumer Services (cont’d.)
TAL Education Group (China), ADR	426	$14,360

		67,537

Diversified Financial Services — 0.2%
Banca Mediolanum SpA (Italy)	4,764	41,703
Element Fleet Management Corp. (Canada)	1,600	11,861
FirstRand Ltd. (South Africa)	8,755	33,666
GT Capital Holdings, Inc. (Philippines)	170	3,888
Japan Securities Finance Co. Ltd. (Japan)	1,400	7,547
Mitsubishi UFJ Lease & Finance Co. Ltd. (Japan)	1,400	7,428

		106,093

Diversified Telecommunication Services — 0.7%
ATN International, Inc.	237	12,490
KT Corp. (South Korea)	121	3,085
KT Corp. (South Korea), ADR	1,123	15,576
Nippon Telegraph & Telephone Corp. (Japan)	2,600	119,134
TDC A/S (Denmark)	3,298	19,341
Telefonica Deutschland Holding AG (Germany)	14,358	80,686
Telefonica SA (Spain)	4,614	50,140
Verizon Communications, Inc.	1,045	51,717

		352,169

Electric Utilities — 1.8%
American Electric Power Co., Inc.	1,260	88,502
Edison International	1,074	82,880
EDP - Energias do Brasil SA (Brazil)	9,567	45,854
El Paso Electric Co.	261	14,420
Eversource Energy	830	50,165
Exelon Corp.	2,377	89,542
Great Plains Energy, Inc.	792	23,998
Iberdrola SA (Spain)	5,583	43,411
Korea Electric Power Corp. (South Korea)	657	22,322
NextEra Energy, Inc.	1,193	174,834
PG&E Corp.	2,014	137,133
PNM Resources, Inc.	215	8,665
Portland General Electric Co.	80	3,651
Red Electrica Corp. SA (Spain)	353	7,425
Southern Co. (The)	2,365	116,216
Spark Energy, Inc. (Class A Stock)	793	11,895
Transmissora Alianca de Energia Eletrica SA (Brazil), UTS	829	5,813
Westar Energy, Inc.	1,140	56,544

		983,270

Electrical Equipment — 0.4%
Energy Focus, Inc.*	770	2,102
Kendrion NV (Netherlands)	172	7,512
Legrand SA (France)	82	5,918
Mabuchi Motor Co. Ltd. (Japan)	100	5,010
Mitsubishi Electric Corp. (Japan)	3,500	54,752
Prysmian SpA (Italy)	830	28,043
Schneider Electric SE (France)*	933	81,246
Sensata Technologies Holding NV*	822	39,514
Siemens Gamesa Renewable Energy SA (Spain)	101	1,320

	Shares	Value
COMMON STOCKS (Continued)
Electrical Equipment (cont’d.)
Teco Electric and Machinery Co. Ltd. (Taiwan)	2,000	$1,794
Vestas Wind Systems A/S (Denmark)	25	2,247

		229,458

Electronic Equipment, Instruments & Components — 0.6%
Cognex Corp.	261	28,783
Delta Electronics, Inc. (Taiwan)	1,052	5,428
Hangzhou Hikvision Digital Technology Co. Ltd. (China) (Class A Stock)	800	3,857
Hexagon AB (Sweden) (Class B Stock)	998	49,509
Horiba Ltd. (Japan)	200	11,324
Keysight Technologies, Inc.*	1,089	45,368
Kyocera Corp. (Japan)	500	31,033
LRAD Corp.*	3,282	6,991
Nippon Ceramic Co. Ltd. (Japan)	300	8,428
Oxford Instruments PLC (United Kingdom)	715	9,291
Renishaw PLC (United Kingdom)	115	7,347
Sinbon Electronics Co. Ltd. (Taiwan)	2,059	5,453
Sunny Optical Technology Group Co. Ltd. (China)	1,000	16,054
TE Connectivity Ltd.	610	50,667
Trimble, Inc.*	30	1,178
Venture Corp. Ltd. (Singapore)	500	6,504
Zebra Technologies Corp. (Class A Stock)*	92	9,989

		297,204

Energy Equipment & Services — 0.2%
Baker Hughes a GE Co.	285	10,437
Dril-Quip, Inc.*	275	12,141
Ensco PLC (Class A Stock)	1,103	6,585
Frank’s International NV	200	1,543
Halliburton Co.	102	4,695
Matrix Service Co.*	119	1,809
Nabors Industries Ltd.	821	6,625
Oceaneering International, Inc.	433	11,375
SBM Offshore NV (Netherlands)	165	2,992
Schlumberger Ltd.	82	5,720
Superior Energy Services, Inc.*	389	4,155
Tenaris SA (Luxembourg)	763	10,815
Tenaris SA (Luxembourg), ADR	144	4,077
TPG Pace Energy Holdings Corp., UTS*	191	1,954
US Silica Holdings, Inc.	105	3,262
Weatherford International PLC*	1,223	5,601
WorleyParsons Ltd. (Australia)*	1,453	15,465

		109,251

Equity Real Estate Investment Trusts (REITs) — 3.5%
Acadia Realty Trust	637	18,231
Alexander & Baldwin, Inc.	150	6,950
Alexandria Real Estate Equities, Inc.	146	17,370
American Campus Communities, Inc.	505	22,296
American Homes 4 Rent (Class A Stock)	1,007	21,862
American Tower Corp.	1,287	175,907
AvalonBay Communities, Inc.	362	64,588
Axiare Patrimonio SOCIMI SA (Spain)	1,087	22,220
Boardwalk Real Estate Investment Trust (Canada)	141	4,295
Boston Properties, Inc.	252	30,966

A1279

AST T. ROWE PRICE DIVERSIFIED REAL GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Equity Real Estate Investment Trusts (REITs) (cont’d.)
Camden Property Trust	284	$25,972
Canadian Real Estate Investment Trust (Canada)	129	4,769
CapitaLand Mall Trust (Singapore)	6,830	10,080
Charter Hall Retail REIT (Australia)	2,303	7,143
Concentradora Fibra Danhos SA de CV (Mexico)	6,340	10,849
CoreCivic, Inc.	412	11,029
Crown Castle International Corp.	1,710	170,966
DCT Industrial Trust, Inc.	381	22,068
Derwent London PLC (United Kingdom)	223	8,353
Douglas Emmett, Inc.	886	34,926
EastGroup Properties, Inc.	93	8,195
Education Realty Trust, Inc.	712	25,582
Equinix, Inc.	38	16,959
Equity Commonwealth*	680	20,671
Equity Residential	1,294	85,313
Essex Property Trust, Inc.	184	46,742
Federal Realty Investment Trust	200	24,841
Fibra Uno Administracion SA de CV (Mexico)	9,000	15,183
First Potomac Realty Trust	1,177	13,112
Gecina SA (France)	348	56,462
GGP, Inc.	2,084	43,285
Great Portland Estates PLC (United Kingdom)	1,370	11,227
Healthcare Realty Trust, Inc.	555	17,949
Highwoods Properties, Inc.	161	8,386
Hoshino Resorts REIT, Inc. (Japan)	2	9,958
Host Hotels & Resorts, Inc.	578	10,687
Hudson Pacific Properties, Inc., REIT	281	9,422
Investors Real Estate Trust	2,707	16,540
JBG SMITH Properties*	311	10,639
Kilroy Realty Corp.	321	22,830
Kimco Realty Corp.	700	13,685
Klepierre SA (France)	209	8,209
Macerich Co. (The)	495	27,210
MGM Growth Properties LLC (Class A Stock)	242	7,311
Mitsui Fudosan Logistics Park, Inc. (Japan)	4	11,643
Mori Hills REIT Investment Corp. (Japan)	10	11,990
Nippon Accommodations Fund, Inc. (Japan)	3	11,652
Nippon Prologis REIT, Inc. (Japan)	3	6,323
Paramount Group, Inc.	1,760	28,160
Pebblebrook Hotel Trust	218	7,879
Prologis, Inc.	1,069	67,839
PS Business Parks, Inc.	51	6,809
Public Storage	201	43,012
Ramco-Gershenson Properties Trust	876	11,397
Rayonier, Inc.	763	22,043
Regency Centers Corp.	686	42,559
RLJ Lodging Trust	1,002	22,044
SBA Communications Corp.*	25	3,601
Scentre Group (Australia)	5,284	16,311
Shaftesbury PLC (United Kingdom)	1,060	14,438
Simon Property Group, Inc.	277	44,600
SL Green Realty Corp.	420	42,554
Sunstone Hotel Investors, Inc.	1,018	16,359
Taubman Centers, Inc.	423	21,023

	Shares	Value
COMMON STOCKS (Continued)
Equity Real Estate Investment Trusts (REITs) (cont’d.)
Terreno Realty Corp.	299	$10,818
Unibail-Rodamco SE (France)	54	13,140
UNITE Group PLC (The) (United Kingdom)	1,254	11,558
Urban Edge Properties	1,952	47,082
VEREIT, Inc.	2,860	23,709
Vicinity Centres (Australia)	6,053	12,643
Vornado Realty Trust	414	31,828
Weingarten Realty Investors	195	6,189
Weyerhaeuser Co.	1,817	61,833

		1,892,274

Food & Staples Retailing — 1.0%
Alimentation Couche-Tard, Inc. (Canada) (Class B Stock)	704	32,104
Bid Corp. Ltd. (South Africa)	199	4,464
BIM Birlesik Magazalar A/S (Turkey)	484	10,092
Clicks Group Ltd. (South Africa)	356	4,147
Costco Wholesale Corp.	130	21,358
CP ALL PCL (Thailand)	19,900	39,862
CVS Health Corp.	592	48,141
Empire Co. Ltd. (Canada) (Class A Stock)	1,254	22,190
Koninklijke Ahold Delhaize NV (Netherlands)	794	14,836
Magnit PJSC (Russia), GDR	311	12,735
Majestic Wine PLC (United Kingdom)	1,422	6,752
President Chain Store Corp. (Taiwan)	1,000	8,440
PriceSmart, Inc.	117	10,442
Raia Drogasil SA (Brazil)	1,050	24,855
Rite Aid Corp.*	1,483	2,907
Seven & i Holdings Co. Ltd. (Japan)	1,500	57,952
Shoprite Holdings Ltd. (South Africa)	757	11,570
Sprouts Farmers Market, Inc.*	381	7,151
Walgreens Boots Alliance, Inc.	956	73,822
Wal-Mart de Mexico SAB de CV (Mexico)	5,600	12,824
Wal-Mart Stores, Inc.	1,422	111,115
X5 Retail Group NV (Russia)*	98	4,399
Zur Rose Group AG (Switzerland)*	39	5,123

		547,281

Food Products — 1.5%
BRF SA (Brazil)*	1,423	20,578
Bunge Ltd.	500	34,729
Cal-Maine Foods, Inc.*	99	4,069
China Mengniu Dairy Co. Ltd. (China)*	16,000	44,882
Edita Food Industries SAE (Egypt), GDR	432	2,267
Edita Food Industries SAE (Egypt), GDR, 144A	158	830
Ezaki Glico Co. Ltd. (Japan)	500	26,393
Flowers Foods, Inc.	522	9,819
General Mills, Inc.	322	16,667
Hain Celestial Group, Inc. (The)*	411	16,913
Ingredion, Inc.	221	26,661
Kraft Heinz Co. (The)	25	1,939
Mayora Indah Tbk PT (Indonesia)	50,300	7,316
McCormick & Co., Inc.	219	22,478
Mondelez International, Inc. (Class A Stock)	1,384	56,273
Nestle SA (Switzerland)	1,754	147,233
Pinnacle Foods, Inc.	80	4,574
Post Holdings, Inc.*	55	4,855
Sakata Seed Corp. (Japan)	200	5,692

A1280

AST T. ROWE PRICE DIVERSIFIED REAL GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Food Products (cont’d.)
TreeHouse Foods, Inc.*	176	$11,920
Tyson Foods, Inc. (Class A Stock)	4,453	313,714
Uni-President Enterprises Corp. (Taiwan)	3,307	6,934
Universal Robina Corp. (Philippines)	2,810	8,464
Zhou Hei Ya International Holdings Co. Ltd. (China), 144A	6,500	6,326

		801,526

Gas Utilities — 0.3%
Atmos Energy Corp.	1,063	89,122
Gas Natural SDG SA (Spain)	1,508	33,406
Italgas SpA (Italy)	1,047	5,881
National Fuel Gas Co.	276	15,624
ONE Gas, Inc.	30	2,209
WGL Holdings, Inc.	276	23,239

		169,481

Health Care Equipment & Supplies — 2.9%
Abbott Laboratories	1,166	62,218
Align Technology, Inc.*	50	9,314
Ambu A/S (Denmark) (Class B Stock)	208	16,110
Becton, Dickinson and Co.(a)	1,631	319,594
BioMerieux (France)	64	5,210
Cochlear Ltd. (Australia)	103	12,884
ConvaTec Group PLC (United Kingdom), 144A	6,589	24,212
Cooper Cos., Inc. (The)	75	17,783
Danaher Corp.	2,966	254,423
DENTSPLY SIRONA, Inc.	531	31,759
DexCom, Inc.*	250	12,231
Eiken Chemical Co. Ltd. (Japan)	200	7,799
Elekta AB (Sweden) (Class B Stock)	1,120	11,593
Fisher & Paykel Healthcare Corp. Ltd. (New Zealand)	1,887	17,431
Getinge AB (Sweden) (Class B Stock)	1,201	22,548
GN Store Nord A/S (Denmark)	919	31,549
Hologic, Inc.*	1,238	45,422
Intuitive Surgical, Inc.*	109	114,001
LivaNova PLC (XNGS)*	540	37,832
Medtronic PLC	2,339	181,904
Nakanishi, Inc. (Japan)	100	4,523
Nikkiso Co. Ltd. (Japan)	700	6,510
Olympus Corp. (Japan)	700	23,720
Osstem Implant Co. Ltd. (South Korea)*	134	8,183
Smith & Nephew PLC (United Kingdom)	2,362	42,694
Stryker Corp.	1,352	192,011
Teleflex, Inc.	67	16,212
Terumo Corp. (Japan)	200	7,867
West Pharmaceutical Services, Inc.	334	32,151
Wright Medical Group NV*	339	8,770

		1,578,458

Health Care Providers & Services — 2.1%
Acadia Healthcare Co., Inc.*	202	9,648
Aetna, Inc.	1,424	226,430
Amplifon SpA (Italy)	804	12,239
Anthem, Inc.	464	88,104
Brookdale Senior Living, Inc.*	392	4,155
Centene Corp.*	155	14,999

	Shares	Value
COMMON STOCKS (Continued)
Health Care Providers & Services (cont’d.)
Cigna Corp.	505	$94,405
Community Health Systems, Inc.*	226	1,736
Fresenius SE & Co. KGaA (Germany)	719	58,145
Georgia Healthcare Group PLC (Georgia), 144A*	1,605	6,349
HCA Healthcare, Inc.*	1,743	138,725
Humana, Inc.	190	46,290
Integrated Diagnostics Holdings PLC (Egypt), 144A	985	3,930
McKesson Corp.	71	10,906
Miraca Holdings, Inc. (Japan)	600	27,932
Molina Healthcare, Inc.*	33	2,269
Odontoprev SA (Brazil)	1,100	5,314
Primary Health Care Ltd. (Australia)	9,526	23,075
Quorum Health Corp.*	431	2,233
UnitedHealth Group, Inc.	1,694	331,770
WellCare Health Plans, Inc.*	32	5,496

		1,114,150

Health Care Technology — 0.0%
athenahealth, Inc.*	99	12,312
Veeva Systems, Inc. (Class A Stock)*	90	5,077

		17,389

Hotels, Restaurants & Leisure — 1.3%
Alsea SAB de CV (Mexico)	1,100	4,058
Aramark	128	5,198
Bloomin’ Brands, Inc.	708	12,461
Carnival Corp.	231	14,916
China Lodging Group Ltd. (China), ADR*	70	8,317
Denny’s Corp.*	2,067	25,734
Hilton Grand Vacations, Inc.*	61	2,356
Hilton Worldwide Holdings, Inc.	1,000	69,450
HIS Co. Ltd. (Japan)	200	6,315
InnSuites Hospitality Trust	1,813	3,514
Jack in the Box, Inc.	178	18,142
Las Vegas Sands Corp.	323	20,724
Marriott International, Inc. (Class A Stock)	1,025	113,017
McDonald’s Corp.	238	37,290
MGM Resorts International	1,213	39,532
Nathan’s Famous, Inc.*	291	21,519
Norwegian Cruise Line Holdings Ltd.*	1,094	59,131
Paddy Power Betfair PLC (Ireland)	84	8,370
Round One Corp. (Japan)	400	5,383
Royal Caribbean Cruises Ltd.	243	28,805
Starbucks Corp.	253	13,589
Vail Resorts, Inc.	50	11,406
William Hill PLC (United Kingdom)	8,330	28,177
Yum! Brands, Inc.	1,530	112,623

		670,027

Household Durables — 0.4%
Cairn Homes PLC (Ireland)*	4,083	8,295
Century Communities, Inc.*	701	17,315
Fujitsu General Ltd. (Japan)	2,200	44,525
Gree Electric Appliances, Inc. of Zhuhai (China) (Class A Stock)	5,800	33,087
Haier Electronics Group Co. Ltd. (Hong Kong)*	4,000	9,790

A1281

AST T. ROWE PRICE DIVERSIFIED REAL GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Household Durables (cont’d.)
Hangzhou Robam Appliances Co. Ltd. (China) (Class A Stock)	1,430	$9,095
Hanssem Co. Ltd. (South Korea)	37	4,899
Lennar Corp. (Class A Stock)	532	28,090
MDC Holdings, Inc.	544	18,066
Panasonic Corp. (Japan)	1,600	23,219
Skyline Corp.*	559	6,758
Suofeiya Home Collection Co. Ltd. (China) (Class A Stock)	2,500	14,224
Tempur Sealy International, Inc.*	148	9,549

		226,912

Household Products — 0.3%
Colgate-Palmolive Co.	796	57,989
Essity AB (Sweden) (Class B Stock)*	2,022	55,128
Procter & Gamble Co. (The)	267	24,292
Reckitt Benckiser Group PLC (United Kingdom)	404	36,913

		174,322

Independent Power & Renewable Electricity Producers — 0.1%
Calpine Corp.*	632	9,321
China Longyuan Power Group Corp. Ltd. (China) (Class H Stock)	30,000	22,460
Dynegy, Inc.*	254	2,487
Electric Power Development Co. Ltd. (Japan)	300	7,536
Huaneng Renewables Corp. Ltd. (China) (Class H Stock)	10,000	3,315

		45,119

Industrial Conglomerates — 1.4%
Carlisle Cos., Inc.	55	5,516
CK Hutchison Holdings Ltd. (Hong Kong)	10,736	137,510
DCC PLC (United Kingdom)	149	14,468
General Electric Co.	2,127	51,431
Honeywell International, Inc.	1,465	207,649
Jardine Matheson Holdings Ltd. (Hong Kong)	700	44,352
Roper Technologies, Inc.	822	200,075
Siemens AG (Germany)	501	70,695
SM Investments Corp. (Philippines)	747	12,995

		744,691

Insurance — 3.3%
AIA Group Ltd. (Hong Kong)	23,800	176,199
American International Group, Inc.	1,444	88,647
Aon PLC	415	60,632
Arch Capital Group Ltd.*	40	3,939
Aviva PLC (United Kingdom)	1,186	8,186
AXA SA (France)	2,173	65,694
BB Seguridade Participacoes SA (Brazil)	4,500	40,494
Chubb Ltd.	1,277	182,036
CNA Financial Corp.	547	27,487
CNO Financial Group, Inc.	675	15,755
Direct Line Insurance Group PLC (United Kingdom)	7,871	38,372
First American Financial Corp.	466	23,286
FNF Group	164	7,783
Hannover Rueck SE (Germany)	24	2,895

	Shares	Value
COMMON STOCKS (Continued)
Insurance (cont’d.)
Korean Reinsurance Co. (South Korea)	443	$4,394
Markel Corp.*	22	23,496
Marsh & McLennan Cos., Inc.	2,242	187,902
MetLife, Inc.	924	48,002
Muenchener Rueckversicherungs- Gesellschaft AG in Muenchen (Germany)	217	46,443
Old Republic International Corp.	893	17,583
Ping An Insurance Group Co. of China Ltd. (China) (Class H Stock)	2,500	19,311
Progressive Corp. (The)	996	48,226
Prudential PLC (United Kingdom)	4,340	103,858
RenaissanceRe Holdings Ltd. (Bermuda)	45	6,081
RSA Insurance Group PLC (United Kingdom)	4,903	40,964
Sampo Oyj (Finland) (Class A Stock)	1,149	60,810
Samsung Fire & Marine Insurance Co. Ltd. (South Korea)	117	28,672
Sanlam Ltd. (South Africa)	1,210	6,045
Sun Life Financial, Inc. (Canada)	479	19,076
Suncorp Group Ltd. (Australia)	3,352	34,418
Tokio Marine Holdings, Inc. (Japan)	1,600	62,620
Unico American Corp.*	923	9,230
Willis Towers Watson PLC	711	109,658
XL Group Ltd. (Bermuda)	2,339	92,274
Zurich Insurance Group AG (Switzerland)	225	68,755

		1,779,223

Internet & Direct Marketing Retail — 2.1%
Amazon.com, Inc.*	599	575,849
Ctrip.com International Ltd. (China), ADR*	1,374	72,465
Despegar.com Corp. (Argentina)*	57	1,823
Liberty Interactive Corp. QVC Group (Class A Stock)*	896	21,119
Netflix, Inc.*	421	76,348
Priceline Group, Inc. (The)*	191	349,687
Shop Apotheke Europe NV (Netherlands), 144A*	108	6,654
Takkt AG (Germany)	224	5,137
Vipshop Holdings Ltd. (China), ADR*	276	2,426
Yoox Net-A-Porter Group SpA (Italy)*	770	30,221

		1,141,729

Internet Software & Services — 3.4%
58.com, Inc. (China), ADR*	485	30,623
AfreecaTV Co. Ltd. (South Korea)	272	4,846
Alibaba Group Holding Ltd. (China), ADR*(a)	2,073	358,028
Alphabet, Inc. (Class A Stock)*	111	108,083
Alphabet, Inc. (Class C Stock)*	327	313,629
Baidu, Inc. (China), ADR*	99	24,521
Baozun, Inc. (China), ADR*	265	8,681
Cornerstone OnDemand, Inc.*	462	18,762
CoStar Group, Inc.*	20	5,365
Facebook, Inc. (Class A Stock)*	2,096	358,144
GrubHub, Inc.*	100	5,266
IAC/InterActiveCorp*	30	3,527
Just Eat PLC (United Kingdom)*	1,501	13,445
Kakaku.com, Inc. (Japan)	400	5,103
Mail.Ru Group Ltd. (Russia), GDR*	451	14,865

A1282

AST T. ROWE PRICE DIVERSIFIED REAL GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Internet Software & Services (cont’d.)
MercadoLibre, Inc. (Argentina)	128	$33,143
NAVER Corp. (South Korea)	87	56,762
Pandora Media, Inc.*	996	7,669
Scout24 AG (Germany), 144A	1,051	43,004
Shopify, Inc. (Canada) (Class A Stock)*	142	16,515
Takeaway.com NV (Netherlands), 144A*	222	9,759
Tencent Holdings Ltd. (China)	6,600	288,557
Twitter, Inc.*	405	6,832
Wix.com Ltd. (Israel)*	110	7,904
Yahoo Japan Corp. (Japan)	8,300	39,449
Yandex NV (Russia) (Class A Stock)*	128	4,218
YY, Inc. (China), ADR*	180	15,620
Zillow Group, Inc. (Class A Stock)*	313	12,567
Zillow Group, Inc. (Class C Stock)*	416	16,727

		1,831,614

IT Services — 3.0%
Accenture PLC (Class A Stock)	560	75,639
Amadeus IT Group SA (Spain)	1,154	75,054
Automatic Data Processing, Inc.	340	37,169
Black Knight Financial Services, Inc. (Class A Stock)*	337	14,508
Booz Allen Hamilton Holding Corp.	1,191	44,531
CoreLogic, Inc.*	150	6,933
CSG Systems International, Inc.	432	17,323
EPAM Systems, Inc.*	364	32,007
Fidelity National Information Services, Inc.	1,140	106,465
First Derivatives PLC (United Kingdom)	121	4,865
Fiserv, Inc.*	569	73,378
FleetCor Technologies, Inc.*	419	64,849
Global Payments, Inc.	277	26,323
Helios & Matheson Analytics, Inc.*(a)	4,752	60,303
Indra Sistemas SA (Spain)*	2,338	36,970
Infosys Ltd. (India), ADR	2,774	40,473
Jack Henry & Associates, Inc.	202	20,764
Mastercard, Inc. (Class A Stock)	1,759	248,371
PayPal Holdings, Inc.*	1,878	120,248
Paysafe Group PLC (Isle of Man)*	1,637	12,779
Sabre Corp.	874	15,819
TravelSky Technology Ltd. (China) (Class H Stock)	4,000	10,464
Vantiv, Inc. (Class A Stock)*	116	8,175
Visa, Inc. (Class A Stock)	3,557	374,339
WEX, Inc.*	211	23,678
Wipro Ltd. (India), ADR	3,492	19,835
Wirecard AG (Germany)	469	42,964

		1,614,226

Leisure Products — 0.1%
American Outdoor Brands Corp.*	567	8,647
Brunswick Corp.	374	20,933
Polaris Industries, Inc.	199	20,821
Spin Master Corp. (Canada), 144A*	215	8,302
Thule Group AB (Sweden), 144A	457	9,830

		68,533

Life Sciences Tools & Services — 0.8%
Agilent Technologies, Inc.	2,027	130,133

	Shares	Value
COMMON STOCKS (Continued)
Life Sciences Tools & Services (cont’d.)
Charles River Laboratories International, Inc.*	59	$6,373
Eurofins Scientific SE (Luxembourg)	24	15,185
Illumina, Inc.*	17	3,386
INC.Research Holdings, Inc. (Class A Stock)*	269	14,069
Tecan Group AG (Switzerland)	88	18,233
Thermo Fisher Scientific, Inc.	1,166	220,607

		407,986

Machinery — 1.3%
Aalberts Industries NV (Netherlands)	193	9,329
AGCO.Corp.	73	5,385
ANDRITZ AG (Austria)	71	4,103
Aumann AG (Germany), 144A*	76	7,692
Colfax Corp.*	197	8,203
Daifuku Co. Ltd. (Japan)	100	4,931
Flowserve Corp.	399	16,993
Fortive Corp.	1,237	87,567
Fujitec Co. Ltd. (Japan)	1,000	13,991
GEA Group AG (Germany)	960	43,702
Gima TT SpA (Italy), 144A*	143	2,113
Graco, Inc.	281	34,757
Illinois Tool Works, Inc.	464	68,653
Konecranes OYJ (Finland)	105	4,663
Krones AG (Germany)	39	5,425
Lincoln Electric Holdings, Inc.	215	19,711
Lonking Holdings Ltd. (China)	27,000	11,457
Manitex International, Inc.*	880	7,902
METAWATER Co. Ltd. (Japan)	300	8,249
Middleby Corp. (The)*	245	31,402
Miura Co. Ltd. (Japan)	300	6,607
Mueller Water Products, Inc. (Class A Stock)	265	3,392
Nabtesco.Corp. (Japan)	300	11,162
Norma Group SE (Germany)	206	13,572
Obara Group, Inc. (Japan)	300	16,991
Oshkosh Corp.	209	17,251
PACCAR, Inc.	219	15,842
Pentair PLC (United Kingdom)	329	22,359
Sandvik AB (Sweden)	572	9,879
SFS Group AG (Switzerland)*	44	5,364
Spirax-Sarco Engineering PLC (United Kingdom)	103	7,631
Stanley Black & Decker, Inc.	633	95,564
Trinity Industries, Inc.	428	13,653
VAT Group AG (Switzerland), 144A*	51	7,060
WABCO.Holdings, Inc.*	188	27,824
Wabtec Corp.	360	27,270

		697,649

Marine — 0.0%
Kirby Corp.*	234	15,432
SITC International Holdings Co. Ltd. (China)	10,000	9,083

		24,515

Media — 1.7%
A.H. Belo Corp. (Class A Stock)	2,240	10,303
Altice NV (Netherlands) (Class A Stock)*	1,044	20,917

A1283

AST T. ROWE PRICE DIVERSIFIED REAL GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Media (cont’d.)
Ascential PLC (United Kingdom)	3,697	$17,026
Astro Malaysia Holdings Bhd (Malaysia)	27,400	18,310
BEC World PCL (Thailand)	6,000	2,936
Cable One, Inc.	8	5,777
Charter Communications, Inc. (Class A Stock)*	5	1,817
Comcast Corp. (Class A Stock)	5,491	211,294
CTS Eventim AG & Co. KGaA (Germany)	196	8,563
CyberAgent, Inc. (Japan)	700	20,442
Daiichikosho Co. Ltd. (Japan)	100	4,788
Ebiquity PLC (United Kingdom)	1,631	2,514
Eutelsat Communications SA (France)	680	20,130
Huntsworth PLC (United Kingdom)	2,524	2,486
Liberty Broadband Corp. (Class A Stock)*	10	942
Liberty Broadband Corp. (Class C Stock)*	50	4,765
Liberty Global PLC (United Kingdom) (Class A Stock)*	1,693	57,410
Liberty Global PLC (United Kingdom) (Class C Stock)*	2,786	91,102
Liberty Global PLC LiLAC (United Kingdom) (Class A Stock)*	223	5,298
Liberty Global PLC LiLAC (United Kingdom) (Class C Stock)*	1,250	29,125
Liberty Media Corp.-Liberty SiriusXM (Class A Stock)*	130	5,447
Liberty Media Corp.-Liberty SiriusXM (Class C Stock)*	498	20,851
Naspers Ltd. (South Africa) (Class N Stock)	40	8,647
Omnicom Group, Inc.	648	47,997
Publicis Groupe SA (France)	505	35,328
Sirius XM Holdings, Inc.(a)	4,811	26,557
Surya Citra Media Tbk PT (Indonesia)	16,300	2,651
Tele Columbus AG (Germany), 144A*	1,087	11,505
Time Warner, Inc.	279	28,584
Twenty-First Century Fox, Inc. (Class A Stock)	1,134	29,915
Twenty-First Century Fox, Inc. (Class B Stock)	2,466	63,598
Walt Disney Co. (The)	310	30,557
WPP PLC (United Kingdom)	2,108	39,116
YouGov PLC (United Kingdom)	2,039	7,651

		894,349

Metals & Mining — 2.0%
Acacia Mining PLC (United Kingdom)	412	1,074
Acerinox SA (Spain)	391	5,645
Agnico Eagle Mines Ltd. (Canada)	360	16,276
Antofagasta PLC (Chile)	3,298	42,010
Aurubis AG (Germany)	55	4,459
B2Gold Corp. (Canada)*	1,900	5,238
BHP Billiton Ltd. (Australia)	5,152	104,481
Boliden AB (Sweden)	1,238	41,992
Centamin PLC (United Kingdom)	5,011	9,735
Centerra Gold, Inc. (Canada)*	330	2,325
Coeur Mining, Inc.*	351	3,226
Commercial Metals Co.	397	7,555
Compass Minerals International, Inc.	155	10,060
Detour Gold Corp. (Canada)*	189	2,084
Dowa Holdings Co. Ltd. (Japan)	400	14,691

	Shares	Value
COMMON STOCKS (Continued)
Metals & Mining (cont’d.)
Dundee Precious Metals, Inc. (Canada)	900	$1,948
Endeavour Mining Corp. (Monaco)*	303	6,061
Evolution Mining Ltd. (Australia)	8,945	15,483
First Quantum Minerals Ltd. (Zambia)	1,862	20,907
Fortescue Metals Group Ltd. (Australia)	660	2,673
Franco-Nevada Corp. (Canada)	551	42,685
Franco-Nevada Corp. (Canada)	235	18,208
Fresnillo PLC (Mexico)	1,675	31,561
Gold Resource Corp.	561	2,104
Granges AB (Sweden)	595	6,820
Grupo Mexico SAB de CV (Mexico) (Class B Stock)	6,830	20,918
Guyana Goldfields, Inc. (Canada)*	500	1,675
Hitachi Metals Ltd. (Japan)	3,100	43,201
Independence Group NL (Australia)	3,486	9,512
Kaiser Aluminum Corp.	111	11,449
Kirkland Lake Gold Ltd. (Canada)	493	6,353
Klondex Mines Ltd. (Canada)*	600	2,188
Korea ZInc Co. Ltd. (South Korea)	29	12,565
Lucara Diamond Corp. (Canada)	4,267	8,276
Lundin Mining Corp. (Canada)	2,834	19,442
Maruichi Steel Tube Ltd. (Japan)	600	17,468
Materion Corp.	125	5,394
MMC Norilsk Nickel PJSC (Russia), ADR	2,443	42,056
New Gold, Inc. (Canada)*	3,639	13,501
Northern Star Resources Ltd. (Australia)	1,959	7,579
Nucor Corp.	253	14,178
OceanaGold Corp. (Australia)	651	1,967
Osisko Gold Royalties Ltd. (Canada)	1,672	21,574
Pan American Silver Corp. (Canada)	401	6,837
Petra Diamonds Ltd. (South Africa)*	8,555	9,630
Randgold Resources Ltd. (United Kingdom)	727	71,055
Regis Resources Ltd. (Australia)	3,697	10,428
Reliance Steel & Aluminum Co.	452	34,429
Rio Tinto PLC (United Kingdom)	2,386	111,066
Royal Gold, Inc.	305	26,242
Saracen Mineral Holdings Ltd. (Australia)*	1,885	1,941
SEMAFO, Inc. (Canada)*	1,000	2,645
Sibanye-Stillwater (South Africa)	2,410	2,708
South32 Ltd. (Australia)	32,343	83,672
Southern Copper Corp. (Peru)	496	19,721
TMAC Resources, Inc. (Canada)*	200	1,625
voestalpine AG (Austria)	159	8,108

		1,068,704

Mortgage Real Estate Investment Trusts (REITs) — 0.2%
AGNC Investment Corp.	742	16,087
Annaly Capital Management, Inc.	1,251	15,250
Apollo Commercial Real Estate Finance, Inc.	1,338	24,231
Cherry Hill Mortgage Investment Corp.	757	13,702
CYS Investments, Inc.	1,545	13,349
Ellington Residential Mortgage REIT	914	13,271
MTGE Investment Corp.	739	14,337
Sutherland Asset Management Corp.	1,144	17,961

		128,188

Multiline Retail — 0.3%
Dollar General Corp.	973	78,862

A1284

AST T. ROWE PRICE DIVERSIFIED REAL GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Multiline Retail (cont’d.)
Lojas Renner SA (Brazil)	2,380	$ 27,053
Matahari Department Store Tbk PT (Indonesia)	2,600	1,791
Next PLC (United Kingdom)	455	32,074
SACI Falabella (Chile)	734	7,158
Tokmanni Group Corp. (Finland)	375	3,172
Woolworths Holdings Ltd. (South Africa)	582	2,577

		152,687

Multi-Utilities — 0.3%
DTE Energy Co.	635	68,174
NiSource, Inc.	1,236	31,629
Sempra Energy	328	37,435

		137,238

Oil, Gas & Consumable Fuels — 3.0%
Advantage Oil & Gas Ltd. (Canada)*	647	4,055
Andeavor	558	57,558
ARC Resources Ltd. (Canada)	468	6,448
Arch Coal, Inc. (Class A Stock)	178	12,770
BP PLC (United Kingdom)	2,671	17,110
BP PLC (United Kingdom), ADR	185	7,110
Cairn Energy PLC (United Kingdom)*	1,457	3,743
Canadian Natural Resources Ltd. (Canada) (NYSE)	1,960	65,640
Canadian Natural Resources Ltd. (Canada) (TSX)	1,485	49,736
Centennial Resource Development, Inc. (Class A Stock)*	393	7,062
Cheniere Energy, Inc.*	18	811
Chevron Corp.	370	43,475
Cimarex Energy Co.	39	4,433
Comstock Resources, Inc.*	146	888
Concho Resources, Inc.*	162	21,339
Continental Resources, Inc.*	186	7,181
Delek US Holdings, Inc.	100	2,673
Devon Energy Corp.	433	15,895
Diamondback Energy, Inc.*	352	34,482
Enbridge, Inc. (Canada)	1,100	46,023
Encana Corp. (Canada)	2,205	25,975
Energen Corp.*	159	8,694
EOG Resources, Inc.	1,394	134,856
Exxon Mobil Corp.	1,561	127,971
Galp Energia SGPS SA (Portugal) (Class B Stock)	544	9,647
Gulfport Energy Corp.*	414	5,937
HollyFrontier Corp.	274	9,856
Inpex Corp. (Japan)	2,000	21,306
Jagged Peak Energy, Inc.*	300	4,098
Kelt Exploration Ltd. (Canada)*	670	3,829
Koninklijke Vopak NV (Netherlands)	185	8,113
Kosmos Energy Ltd. (Ghana)*	2,060	16,398
Lundin Petroleum AB (Sweden)*	178	3,900
Marathon Petroleum Corp.	878	49,238
Matador Resources Co.*	156	4,235
Noble Energy, Inc.	602	17,073
Occidental Petroleum Corp.	2,117	135,933
Parsley Energy, Inc. (Class A Stock)*	415	10,931
PBF Energy, Inc. (Class A Stock)	100	2,761

	Shares	Value
COMMON STOCKS (Continued)
Oil, Gas & Consumable Fuels (cont’d.)
PDC Energy, Inc.*	151	$ 7,404
Pioneer Natural Resources Co.	61	9,000
Plains GP Holdings LP (Class A Stock)*	158	3,455
Rice Energy, Inc.*	216	6,251
Royal Dutch Shell PLC (Netherlands) (Class A Stock), ADR	974	59,005
RSP Permian, Inc.*	440	15,220
Seven Generations Energy Ltd. (Canada) (Class A Stock)*	1,838	29,078
SM Energy Co.	211	3,743
Suncor Energy, Inc. (Canada)	171	5,990
Targa Resources Corp.	308	14,568
Torchlight Energy Resources, Inc.*	5,831	7,289
TOTAL SA (France)	3,475	186,587
TOTAL SA (France), ADR(a)	1,597	85,471
TransAtlantic Petroleum Ltd.*	1,200	1,032
TransCanada Corp. (Canada)	3,203	158,324
Woodside Petroleum Ltd. (Australia)	200	4,580
World Fuel Services Corp.	180	6,104
YPF SA (Argentina), ADR	700	15,596

		1,627,880

Paper & Forest Products — 0.0%
Daio Paper Corp. (Japan)	800	9,449
Louisiana-Pacific Corp.*	456	12,348
Quintis Ltd. (Australia)^	4,025	3

		21,800

Personal Products — 0.2%
AMOREPACIFIC Group (South Korea)	41	4,427
Beiersdorf AG (Germany)	144	15,504
Hengan International Group Co. Ltd. (China)	1,500	13,911
LG Household & Health Care Ltd. (South Korea)	55	45,010
Nu Skin Enterprises, Inc. (Class A Stock)	175	10,759
Oriflame Holding AG (Switzerland)*	191	6,524

		96,135

Pharmaceuticals — 3.1%
Akorn, Inc.*	340	11,285
Allergan PLC	195	39,965
Aspen Pharmacare Holdings Ltd. (South Africa)	357	8,009
Astellas Pharma, Inc. (Japan)	8,600	109,457
AstraZeneca PLC (United Kingdom), ADR(a)	2,353	79,720
Bayer AG (Germany)	1,267	173,075
Chugai Pharmaceutical Co. Ltd. (Japan)	800	33,245
CSPC Pharmaceutical Group Ltd. (China)	10,000	16,806
Durect Corp.*	3,806	6,737
GlaxoSmithKline PLC (United Kingdom), ADR	2,287	92,852
Horizon Pharma PLC*	795	10,081
Johnson & Johnson	854	111,029
Laboratorios Farmaceuticos Rovi SA (Spain)	411	7,913
Merck & Co., Inc.	3,807	243,762
Merck KGaA (Germany)	272	30,293

A1285

AST T. ROWE PRICE DIVERSIFIED REAL GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Pharmaceuticals (cont’d.)
Novartis AG (Switzerland)	552	$ 47,348
Perrigo Co. PLC	398	33,691
Pfizer, Inc.	6,053	216,092
Roche Holding AG (Switzerland)	723	184,813
Sanofi (France)	1,103	109,799
Sino Biopharmaceutical Ltd. (Hong Kong)	14,000	14,832
Tong Ren Tang Technologies Co. Ltd. (China) (Class H Stock)	3,000	3,837
Zoetis, Inc.	1,316	83,908

		1,668,549

Professional Services — 0.5%
ALS Ltd. (Australia)	1,108	6,816
Capita PLC (United Kingdom)	6,317	47,795
CBIZ, Inc.*	674	10,953
DKSH Holding AG (Switzerland)	149	12,661
Equifax, Inc.	599	63,488
Experian PLC (United Kingdom)	2,692	54,073
IHS Markit Ltd.*	200	8,815
Intertrust NV (Netherlands), 144A	323	5,246
ManpowerGroup, Inc.	156	18,380
Persol Holdings Co. Ltd. (Japan)	500	11,650
TransUnion*	50	2,363

		242,240

Real Estate Management & Development — 0.6%
ADO Properties SA (Germany), 144A	109	5,393
Altus Group Ltd. (Canada)	240	6,111
BR Malls Participacoes SA (Brazil)	3,097	13,846
Brasil Brokers Participacoes SA (Brazil)*	2,500	979
China Overseas Land & Investment Ltd. (China)	10,000	32,627
CK Asset Holdings Ltd. (Hong Kong)	4,868	40,469
Emaar Malls PJSC (United Arab Emirates)	4,490	2,850
Emaar Properties PJSC (United Arab Emirates)	10,874	25,187
Hang Lung Properties Ltd. (Hong Kong)	2,000	4,762
Hongkong Land Holdings Ltd. (Hong Kong)	6,400	46,080
Hufvudstaden AB (Sweden) (Class A Stock)	368	6,286
Hysan Development Co. Ltd. (Hong Kong)	2,000	9,436
Iguatemi Empresa de Shopping Centers SA (Brazil)	1,050	12,963
Inmobiliaria Colonial Socimi SA (Spain)	885	8,789
Jones Lang LaSalle, Inc.	173	21,366
Mitsubishi Estate Co. Ltd. (Japan)	700	12,166
Mitsui Fudosan Co. Ltd. (Japan)	600	13,010
Multiplan Empreendimentos Imobiliarios SA (Brazil)	258	5,993
PSP Swiss Property AG (Switzerland)	499	45,988
Realogy Holdings Corp.	461	15,190
Sun Hung Kai Properties Ltd. (Hong Kong)	1,000	16,290

		345,781

Road & Rail — 0.2%
Canadian Pacific Railway Ltd. (Canada) (NYSE)	65	10,922
Canadian Pacific Railway Ltd. (Canada) (TSX)	265	44,511
CSX Corp.	33	1,790

	Shares	Value
COMMON STOCKS (Continued)
Road & Rail (cont’d.)
Hertz Global Holdings, Inc.*	257	$ 5,747
Kansas City Southern	101	10,977
Landstar System, Inc.	10	997
Old Dominion Freight Line, Inc.	102	11,231
Union Pacific Corp.	378	43,837

		130,012

Semiconductors & Semiconductor Equipment — 1.6%
Advanced Process Systems Corp. (South Korea)*	109	3,824
AIXTRON SE (Germany)*	922	12,439
Analog Devices, Inc.	102	8,789
Applied Materials, Inc.	485	25,264
ASML Holding NV (Netherlands)	233	39,814
ASML Holding NV (Netherlands)	9	1,541
Broadcom Ltd.	484	117,389
Cree, Inc.*	787	22,186
Cypress Semiconductor Corp.	833	12,512
Integrated Device Technology, Inc.*	1,106	29,397
IQE PLC (United Kingdom)*	14,418	24,121
KLA-Tencor Corp.	61	6,466
Lam Research Corp.	27	4,996
LEENO Industrial, Inc. (South Korea)	90	3,851
Marvell Technology Group Ltd. (Bermuda)	1,449	25,937
Maxim Integrated Products, Inc.	230	10,973
Microchip Technology, Inc.	620	55,664
Microsemi Corp.*	457	23,526
NXP Semiconductors NV (Netherlands)*	307	34,719
QUALCOMM, Inc.	1,464	75,894
QuickLogic Corp.*	6,861	11,526
Realtek Semiconductor Corp. (Taiwan)	1,000	3,455
Renesas Electronics Corp. (Japan)*	1,000	10,898
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	22,000	157,574
Texas Instruments, Inc.	884	79,242
Xilinx, Inc.	694	49,156

		851,153

Software — 3.4%
Activision Blizzard, Inc.	116	7,483
Alfa Financial Software Holdings PLC (United Kingdom), 144A*	1,266	8,582
Aspen Technology, Inc.*	23	1,445
CDK Global, Inc.	650	41,009
Computer Modelling Group Ltd. (Canada)	204	1,498
Dell Technologies, Inc. (Class V Stock)*	30	2,316
Descartes Systems Group, Inc. (The) (Canada)*	299	8,155
Douzone Bizon Co. Ltd. (South Korea)	234	6,383
Electronic Arts, Inc.*	604	71,308
Ellie Mae, Inc.*	201	16,508
Fortinet, Inc.*	476	17,060
Guidewire Software, Inc.*	376	29,275
Intuit, Inc.	667	94,807
Microsoft Corp.	11,044	822,668
MYOB Group Ltd. (Australia)	2,281	6,172
Netmarble Games Corp. (South Korea), 144A*	107	14,146
Nintendo Co. Ltd. (Japan), ADR	203	9,328

A1286

AST T. ROWE PRICE DIVERSIFIED REAL GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Software (cont’d.)
Playtech PLC (United Kingdom)	4,425	$ 54,482
PTC, Inc.*	269	15,139
Red Hat, Inc.*	400	44,344
salesforce.com, Inc.*	1,319	123,221
ServiceNow, Inc.*	869	102,134
Snap, Inc. (Class A Stock)*	665	9,669
Splunk, Inc.*	357	23,716
Square Enix Holdings Co. Ltd. (Japan)	1,200	45,193
SS&C Technologies Holdings, Inc.	367	14,735
Symantec Corp.	3,729	122,349
Synopsys, Inc.*	602	48,479
Tableau Software, Inc. (Class A Stock)*	361	27,035
Ultimate Software Group, Inc. (The)*	78	14,789
WANdisco PLC (United Kingdom)*	471	5,081
Workday, Inc. (Class A Stock)*	400	42,156

		1,850,665

Specialty Retail — 0.9%
Burlington Stores, Inc.*	247	23,579
Chow Sang Sang Holdings International Ltd. (Hong Kong)	2,000	4,576
Dick’s Sporting Goods, Inc.	274	7,401
Dufry AG (Switzerland)*	78	12,398
Hikari Tsushin, Inc. (Japan)	100	12,545
Home Depot, Inc. (The)	771	126,105
Kingfisher PLC (United Kingdom)	9,400	37,635
L Brands, Inc.	995	41,402
Lowe’s Cos., Inc.	276	22,063
Maisons du Monde SA (France), 144A	299	13,135
Michaels Cos., Inc. (The)*	450	9,662
Mr. Price Group Ltd. (South Africa)	396	5,266
O’Reilly Automotive, Inc.*	39	8,399
Ross Stores, Inc.	1,467	94,724
Tractor Supply Co.	249	15,759
VT Holdings Co. Ltd. (Japan)	1,200	6,874
XXL ASA (Norway), 144A	910	9,917
Yellow Hat Ltd. (Japan)	300	8,511

		459,951

Technology Hardware, Storage & Peripherals — 1.1%
Apple, Inc.	2,260	348,311
Catcher Technology Co. Ltd. (Taiwan)	2,000	18,709
Hewlett Packard Enterprise Co.	741	10,900
NCR Corp.*	510	19,135
Quanta Computer, Inc. (Taiwan)	1,000	2,307
Samsung Electronics Co. Ltd. (South Korea)	75	168,767
Western Digital Corp.	243	20,995
Xaar PLC (United Kingdom)	777	4,654

		593,778

Textiles, Apparel & Luxury Goods — 0.3%
Asics Corp. (Japan)	1,300	19,389
Brunello Cucinelli SpA (Italy)	220	6,821
Burberry Group PLC (United Kingdom)	2,132	50,340
Carter’s, Inc.	154	15,208
Coach, Inc.	350	14,097
Forward Industries, Inc.*	3,808	4,532
Lululemon Athletica, Inc.*	195	12,139

	Shares	Value
COMMON STOCKS (Continued)
Textiles, Apparel & Luxury Goods (cont’d.)
Luthai Textile Co. Ltd. (China) (Class B Stock)	6,300	$ 7,117
Moncler SpA (Italy)	313	9,044
NIKE, Inc. (Class B Stock)	169	8,763
Pacific Textiles Holdings Ltd. (Hong Kong)	6,000	6,173
Skechers U.S.A., Inc. (Class A Stock)*	392	9,835
Ted Baker PLC (United Kingdom)	226	8,040

		171,498

Thrifts & Mortgage Finance — 0.1%
MGIC Investment Corp.*	749	9,385
Waterstone Financial, Inc.	1,134	22,113

		31,498

Tobacco — 1.2%
British American Tobacco PLC (United Kingdom)	2,969	185,870
Japan Tobacco, Inc. (Japan)	2,600	85,205
KT&G Corp. (South Korea)	235	21,686
Philip Morris International, Inc.	3,069	340,690

		633,451

Trading Companies & Distributors — 0.5%
Ahlsell AB (Sweden), 144A	1,372	8,924
Beacon Roofing Supply, Inc.*	40	2,049
Brenntag AG (Germany)	124	6,912
Hanwa Co. Ltd. (Japan)	200	7,183
HD Supply Holdings, Inc.*	495	17,855
Herc Holdings, Inc.*	280	13,756
Huttig Building Products, Inc.*	2,251	15,892
IMCD Group NV (Netherlands)	213	13,060
NOW, Inc.*	508	7,015
Rexel SA (France)	2,183	37,765
Sumitomo Corp. (Japan)	7,400	106,541
Watsco, Inc.	209	33,664

		270,616

Transportation Infrastructure — 0.1%
Airports of Thailand PCL (Thailand)	4,000	7,089
DP World Ltd. (United Arab Emirates)	1,296	29,108
Grupo Aeroportuario del Sureste SAB de CV (Mexico), ADR	8	1,527

		37,724

Water Utilities — 0.1%
American States Water Co.	421	20,734
California Water Service Group	628	23,958

		44,692

Wireless Telecommunication Services — 0.4%
Sarana Menara Nusantara Tbk PT (Indonesia)	83,400	27,700
Shenandoah Telecommunications Co.	594	22,097
SmarTone Telecommunications Holdings Ltd. (Hong Kong)	3,500	4,201
TIM Participacoes SA (Brazil), ADR	249	4,552
T-Mobile US, Inc.*	398	24,541
Vodafone Group PLC (United Kingdom)	15,965	44,705

A1287

AST T. ROWE PRICE DIVERSIFIED REAL GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

		Shares	Value
COMMON STOCKS (Continued)
Wireless Telecommunication Services (cont’d.)
Vodafone Group PLC (United Kingdom), ADR		2,119	$ 60,307

			188,103

TOTAL COMMON STOCKS (cost $33,236,251)			39,341,382

PREFERRED STOCKS — 0.2%
Banks — 0.1%
Banco Bradesco SA (Brazil) (PRFC)		966	10,730
Itau Unibanco Holding SA (Brazil) (PRFC)		2,894	39,748

			50,478

Electric Utilities — 0.1%
NextEra Energy, Inc., CVT, 6.123%		570	31,510

Healthcare Equipment & Supplies — 0.0%
Becton, Dickinson and Co., 6.125%		264	14,589

Household Products — 0.0%
Henkel AG & Co. KGaA (Germany) (PRFC)		29	3,951

Machinery — 0.0%
Marcopolo SA (Brazil) (PRFC)		10,900	14,902

Multi-Utilities — 0.0%
DTE Energy Co., 6.500%		50	2,722

Technology Hardware, Storage & Peripherals — 0.0%
Samsung Electronics Co. Ltd. (South Korea) (PRFC)		5	9,044

TOTAL PREFERRED STOCKS (cost $93,231)			127,196

		Units
RIGHTS* — 0.0%
Pharmaceuticals — 0.0%
Dyax Corp. CVR, expiring 12/31/19^ (cost $0)		146	462

		Shares
UNAFFILIATED FUNDS — 9.0%
T. Rowe Price Emerging Markets Bond Fund		133,148	1,704,300
T. Rowe Price Institutional Floating Rate Fund		182,300	1,826,649
T. Rowe Price Institutional High Yield Fund		142,492	1,289,554

TOTAL UNAFFILIATED FUNDS (cost $4,732,397)			4,820,503

Interest Rate	Maturity Date	Principal Amount (000)#
ASSET-BACKED SECURITIES — 0.4%
Automobiles — 0.3%
Ally Auto Receivables Trust,
Series 2015-1, Class A4
1.750%	05/15/20	5	5,004
Ally Master Owner Trust,
Series 2015-3, Class A
1.630%	05/15/20	15	15,007

Interest Rate	Maturity Date	Principal Amount (000)#		Value
ASSET-BACKED SECURITIES (Continued)
Automobiles (cont’d.)
AmeriCredit Automobile Receivables Trust,
Series 2015-3, Class A3
1.540%	03/09/20	6		$6,295
Capital Auto Receivables Asset Trust,
Series 2015-3, Class A4
2.130%	05/20/20	10		10,039
Series 2015-4, Class A4
2.010%	07/20/20	15		15,036
CarMax Auto Owner Trust,
Series 2015-3, Class A4
1.980%	02/16/21	5		5,010
GM Financial Automobile Leasing Trust,
Series 2015-3, Class A4
1.810%	11/20/19	15		15,012
SMART Trust (Australia),
Series 2015-3US, Class A3A
1.660%	08/14/19	11		11,338
SunTrust Auto Receivables Trust,
Series 2015-1A, Class A4, 144A
1.780%	01/15/21	10		9,999
Toyota Auto Receivables Owner Trust,
Series 2015-C, Class A4
1.690%	12/15/20	15		15,000
World Omni Auto Receivables Trust,
Series 2015-B, Class A4
1.840%	01/17/22	15		14,971
Series 2016-A, Class A3
1.770%	09/15/21	10		10,001

				132,712

Equipment — 0.1%
Ascentium Equipment Receivables LLC,
Series 2015-2A, Class A3, 144A
1.930%	03/11/19	7		7,287
CNH Equipment Trust,
Series 2015-C, Class A3
1.660%	11/16/20	12		12,256
John Deere Owner Trust,
Series 2014-B, Class A3
1.070%	11/15/18	—	(r)	489
Series 2015-A, Class A4
1.650%	12/15/21	5		5,000
Series 2016-B, Class A3
1.250%	06/15/20	5		4,979

				30,011

Other — 0.0%
Jimmy Johns Funding LLC,
Series 2017-1A, Class A2I, 144A
3.610%	07/30/47	25		25,132

TOTAL ASSET-BACKED SECURITIES (cost $187,965)				187,855

COMMERCIAL MORTGAGE-BACKED SECURITIES — 0.3%
CD Mortgage Trust,
Series 2016-CD2, Class A4
3.526%(cc)	11/10/49	10		10,340

A1288

AST T. ROWE PRICE DIVERSIFIED REAL GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
COMMERCIAL MORTGAGE-BACKED
SECURITIES (Continued)
Citigroup Commercial Mortgage Trust,
Series 2015-GC33, Class A4
3.778%	09/10/58	10	$10,524
Commercial Mortgage Trust,
Series 2014-CR20, Class A1
1.324%	11/10/47	5	4,940
Series 2015-CR24, Class A5
3.696%	08/10/48	10	10,423
Series 2015-LC21, Class A4
3.708%	07/10/48	10	10,470
FHLMC Multifamily Structured Pass-Through Certificates,
Series K716, Class A1
2.413%	08/25/47	6	6,472
GS Mortgage Securities Trust,
Series 2015-GC32, Class A4
3.764%	07/10/48	10	10,518
JPMBB Commercial Mortgage Securities Trust,
Series 2014-C19, Class AS
4.243%(cc)	04/15/47	10	10,576
Series 2014-C22, Class A1
1.451%	09/15/47	4	4,095
Series 2015-C30, Class A5
3.822%	07/15/48	10	10,525
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2014-C17, Class B
4.464%(cc)	08/15/47	10	10,528
Series 2015-C24, Class AS
4.036%(cc)	05/15/48	10	10,512
Wells Fargo Commercial Mortgage Trust,
Series 2015-C30, Class A4
3.664%	09/15/58	10	10,438
Series 2015-NXS2, Class A5
3.767%(cc)	07/15/58	10	10,513
WFRBS Commercial Mortgage Trust,
Series 2014-C20, Class AS
4.176%	05/15/47	10	10,519

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES
(cost $138,687)			141,393

CORPORATE BONDS — 2.8%
Advertising — 0.1%
Interpublic Group of Cos., Inc. (The),
Sr. Unsec’d. Notes
3.750%	02/15/23	10	10,401
Omnicom Group, Inc.,
Gtd. Notes
3.600%	04/15/26	10	10,081
3.650%	11/01/24	5	5,115

			25,597

Aerospace & Defense — 0.0%
Harris Corp.,
Sr. Unsec’d. Notes
4.854%	04/27/35	10	11,017

Agriculture — 0.0%
Reynolds American, Inc. (United Kingdom),
Gtd. Notes
2.300%	06/12/18	5	5,022

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Airlines — 0.1%
American Airlines 2014-1 Class A,
Pass-Through Certificates
3.700%	04/01/28	4	$4,429
American Airlines 2015-1 Class A,
Pass-Through Certificates
3.375%	11/01/28	9	9,107
Delta Air Lines 2015-1 Class B,
Pass-Through Certificates
4.250%	01/30/25	9	9,042
Delta Air Lines, Inc.,
Sr. Unsec’d. Notes
2.875%	03/13/20	15	15,169
United Airlines 2014-1 Class B,
Pass-Through Certificates
4.750%	10/11/23	4	4,246

			41,993

Auto Manufacturers — 0.0%
General Motors Co.,
Sr. Unsec’d. Notes
4.000%	04/01/25	5	5,080
General Motors Financial Co., Inc.,
Gtd. Notes
3.100%	01/15/19	5	5,071
Toyota Motor Credit Corp.,
Sr. Unsec’d. Notes, MTN
1.450%	01/12/18	10	10,002

			20,153

Banks — 0.7%
Bank of America Corp.,
Sr. Unsec’d. Notes, GMTN
3.500%	04/19/26	10	10,167
Sr. Unsec’d. Notes, MTN
2.650%	04/01/19	20	20,179
4.244%	04/24/38	20	21,140
BB&T Corp.,
Sr. Unsec’d. Notes, MTN
2.250%	02/01/19	10	10,061
Citigroup, Inc.,
Sr. Unsec’d. Notes
2.150%	07/30/18	5	5,014
Sub. Notes
4.450%	09/29/27	10	10,555
4.600%	03/09/26	10	10,646
Fifth Third Bancorp,
Sub. Notes
4.300%	01/16/24	10	10,593
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes
2.750%	09/15/20	10	10,129
3.000%	04/26/22	15	15,173
3.850%	01/26/27	10	10,217
Sr. Unsec’d. Notes, GMTN
7.500%	02/15/19	10	10,740
Sub. Notes
5.150%	05/22/45	5	5,724

A1289

AST T. ROWE PRICE DIVERSIFIED REAL GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Banks (cont’d.)
JPMorgan Chase & Co.,
Sr. Unsec’d. Notes
1.625%	05/15/18	5	$4,998
2.750%	06/23/20	10	10,189
3.882%	07/24/38	20	20,163
Sub. Notes
3.375%	05/01/23	25	25,521
KeyCorp,
Sr. Unsec’d. Notes, MTN
2.900%	09/15/20	10	10,212
Morgan Stanley,
Sr. Unsec’d. Notes, MTN
2.125%	04/25/18	10	10,028
3.971%	07/22/38	15	15,086
4.300%	01/27/45	5	5,241
PNC Financial Services Group, Inc. (The),
Sr. Unsec’d. Notes
3.300%	03/08/22	15	15,541
State Street Corp.,
Sr. Unsec’d. Notes
2.550%	08/18/20	10	10,173
Toronto-Dominion Bank (The) (Canada),
Sr. Unsec’d. Notes, GMTN
1.750%	07/23/18	10	10,007
Wells Fargo & Co.,
Sr. Unsec’d. Notes
3.069%	01/24/23	30	30,514
Sr. Unsec’d. Notes, MTN
3.500%	03/08/22	10	10,386
Westpac Banking Corp. (Australia),
Sr. Unsec’d. Notes
2.150%	03/06/20	15	15,051

			343,448

Beverages — 0.1%
Anheuser-Busch InBev Finance, Inc. (Belgium),
Gtd. Notes
3.650%	02/01/26	15	15,518
4.900%	02/01/46	10	11,296
PepsiCo, Inc.,
Sr. Unsec’d. Notes
3.100%	07/17/22	5	5,190

			32,004

Biotechnology — 0.1%
Biogen, Inc.,
Sr. Unsec’d. Notes
3.625%	09/15/22	5	5,256
Celgene Corp.,
Sr. Unsec’d. Notes
2.300%	08/15/18	5	5,028
3.550%	08/15/22	10	10,453
Gilead Sciences, Inc.,
Sr. Unsec’d. Notes
1.850%	09/20/19	5	5,004
3.250%	09/01/22	5	5,164

			30,905

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Commercial Services — 0.0%
George Washington University (The),
Unsec’d. Notes
4.300%	09/15/44	5	$5,398
Transurban Finance Co. Pty Ltd. (Australia),
Sr. Sec’d. Notes, 144A
4.125%	02/02/26	5	5,202

			10,600

Computers — 0.0%
Apple, Inc.,
Sr. Unsec’d. Notes
3.200%	05/13/25	10	10,268
DXC Technology Co.,
Sr. Unsec’d. Notes
2.875%	03/27/20	5	5,067
Hewlett Packard Enterprise Co.,
Sr. Unsec’d. Notes
2.450%	10/05/17	1	1,000
Sr. Unsec’d. Notes, 144A
2.100%	10/04/19	5	5,002

			21,337

Diversified Financial Services — 0.1%
AIG Global Funding,
Sr. Sec’d. Notes, 144A
2.150%	07/02/20	5	4,993
Air Lease Corp.,
Sr. Unsec’d. Notes
3.625%	04/01/27	5	5,004
American Express Credit Corp.,
Sr. Unsec’d. Notes
2.125%	07/27/18	10	10,046
Sr. Unsec’d. Notes, MTN
2.200%	03/03/20	5	5,026
Discover Financial Services,
Sr. Unsec’d. Notes
3.750%	03/04/25	5	5,020
Raymond James Financial, Inc.,
Sr. Unsec’d. Notes
3.625%	09/15/26	5	5,008
Visa, Inc.,
Sr. Unsec’d. Notes
2.150%	09/15/22	15	14,959

			50,056

Electric — 0.2%
Appalachian Power Co.,
Sr. Unsec’d. Notes
4.450%	06/01/45	10	10,847
Dominion Energy, Inc.,
Jr. Sub. Notes
2.579%	07/01/20	5	5,042
Dominion Resources, Inc.,
Sr. Unsec’d. Notes
2.500%	12/01/19	5	5,043
Eversource Energy,
Sr. Unsec’d. Notes
1.600%	01/15/18	5	5,000

A1290

AST T. ROWE PRICE DIVERSIFIED REAL GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Electric (cont’d.)
Exelon Generation Co. LLC,
Sr. Unsec’d. Notes
2.950%	01/15/20	5	$5,088
5.200%	10/01/19	5	5,303
FirstEnergy Corp.,
Sr. Unsec’d. Notes
7.375%	11/15/31	10	13,303
FirstEnergy Transmission LLC,
Sr. Unsec’d. Notes, 144A
4.350%	01/15/25	10	10,585
Georgia Power Co.,
Sr. Unsec’d. Notes
2.000%	09/08/20	15	14,956
Kentucky Utilities Co.,
First Mortgage
4.375%	10/01/45	10	10,831

			85,998

Electronics — 0.0%
Agilent Technologies, Inc.,
Sr. Unsec’d. Notes
3.875%	07/15/23	10	10,355
Keysight Technologies, Inc.,
Sr. Unsec’d. Notes
3.300%	10/30/19	5	5,070

			15,425

Forest Products & Paper — 0.0%
International Paper Co.,
Sr. Unsec’d. Notes
5.000%	09/15/35	10	11,092

Gas — 0.1%
NiSource Finance Corp.,
Gtd. Notes
3.490%	05/15/27	10	10,122
3.950%	03/30/48	15	14,784

			24,906

Hand/Machine Tools — 0.0%
Stanley Black & Decker, Inc.,
Sub. Notes
2.451%	11/17/18	10	10,063

Healthcare-Products — 0.1%
Becton Dickinson & Co.,
Sr. Unsec’d. Notes
3.700%	06/06/27	25	25,277
Danaher Corp.,
Sr. Unsec’d. Notes
2.400%	09/15/20	5	5,059
Medtronic Global Holdings SCA,
Gtd. Notes
1.700%	03/28/19	20	19,989
Thermo Fisher Scientific, Inc.,
Sr. Unsec’d. Notes
2.400%	02/01/19	10	10,068

			60,393

Healthcare-Services — 0.1%
AHS Hospital Corp.,

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Healthcare-Services (cont’d.)
Unsec’d. Notes
5.024%	07/01/45	5	$5,922
Anthem, Inc.,
Sr. Unsec’d. Notes
4.650%	01/15/43	15	16,189
Catholic Health Initiatives,
Sec’d. Notes
2.950%	11/01/22	10	9,852
Humana, Inc.,
Sr. Unsec’d. Notes
2.625%	10/01/19	5	5,056
Trinity Health Corp.,
Sec’d. Notes
4.125%	12/01/45	5	5,149
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes
3.750%	07/15/25	5	5,306

			47,474

Home Furnishings — 0.0%
Whirlpool Corp.,
Sr. Unsec’d. Notes
1.650%	11/01/17	5	5,000

Insurance — 0.2%
American International Group, Inc.,
Sr. Unsec’d. Notes
2.300%	07/16/19	5	5,025
3.300%	03/01/21	5	5,152
Aon PLC,
Gtd. Notes
3.875%	12/15/25	5	5,262
Berkshire Hathaway, Inc.,
Sr. Unsec’d. Notes
2.750%	03/15/23	15	15,249
CNA Financial Corp.,
Sr. Unsec’d. Notes
3.950%	05/15/24	15	15,634
Liberty Mutual Group, Inc.,
Gtd. Notes, 144A
4.850%	08/01/44	20	21,759
Marsh & McLennan Cos., Inc.,
Sr. Unsec’d. Notes
3.300%	03/14/23	5	5,172
4.350%	01/30/47	5	5,340
New York Life Global Funding,
Sec’d. Notes, 144A
1.500%	10/24/19	15	14,878
Principal Financial Group, Inc.,
Gtd. Notes
3.400%	05/15/25	10	10,213
Teachers Insurance & Annuity Association of America,
Sub. Notes, 144A
4.270%	05/15/47	20	20,670

			124,354

Internet — 0.0%
Amazon.com, Inc.,
Sr. Unsec’d. Notes, 144A
2.800%	08/22/24	5	5,019

A1291

AST T. ROWE PRICE DIVERSIFIED REAL GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Internet (cont’d.)
3.875%	08/22/37	10	$10,177
Priceline Group, Inc. (The),
Sr. Unsec’d. Notes
3.650%	03/15/25	5	5,149

			20,345

Machinery-Diversified — 0.0%
Roper Technologies, Inc.,
Sr. Unsec’d. Notes
3.800%	12/15/26	15	15,441

Media — 0.1%
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes
4.908%	07/23/25	10	10,690
Discovery Communications LLC,
Gtd. Notes
2.950%	03/20/23	5	5,013
4.900%	03/11/26	5	5,338
NBCUniversal Media LLC,
Gtd. Notes
5.150%	04/30/20	10	10,809
Thomson Reuters Corp. (Canada),
Sr. Unsec’d. Notes
3.350%	05/15/26	5	4,979
Time Warner Cable LLC,
Sr. Sec’d. Notes
4.000%	09/01/21	10	10,361

			47,190

Mining — 0.0%
Goldcorp, Inc. (Canada),
Sr. Unsec’d. Notes
2.125%	03/15/18	10	10,010

Miscellaneous Manufacturing — 0.1%
General Electric Co.,
Sr. Unsec’d. Notes
1.625%	04/02/18	10	10,007
Sr. Unsec’d. Notes, GMTN
2.200%	01/09/20	15	15,134

			25,141

Multi-National — 0.0%
European Investment Bank (Supranational Bank),
Sr. Unsec’d. Notes
1.625%	12/15/20	10	9,934

Oil & Gas — 0.1%
BP Capital Markets PLC (United Kingdom),
Gtd. Notes
1.768%	09/19/19	5	5,002
Concho Resources, Inc.,
Gtd. Notes
3.750%	10/01/27	5	5,022
Occidental Petroleum Corp.,
Sr. Unsec’d. Notes
3.400%	04/15/26	10	10,214
Petroleos Mexicanos (Mexico),
Gtd. Notes
3.500%	07/23/20	10	10,210

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Oil & Gas (cont’d.)
6.625%	06/15/35	10	$10,775
Shell International Finance BV (Netherlands),
Gtd. Notes
3.250%	05/11/25	10	10,236
Woodside Finance Ltd. (Australia),
Gtd. Notes, 144A
3.700%	03/15/28	10	9,916

			61,375

Packaging & Containers — 0.0%
Packaging Corp. of America,
Sr. Unsec’d. Notes
3.650%	09/15/24	5	5,095

Pharmaceuticals — 0.1%
AbbVie, Inc.,
Sr. Unsec’d. Notes
4.500%	05/14/35	10	10,761
Allergan Funding SCS,
Gtd. Notes
3.450%	03/15/22	5	5,185
Mead Johnson Nutrition Co. (United Kingdom),
Gtd. Notes
4.125%	11/15/25	5	5,398
Teva Pharmaceutical Finance IV BV (Israel),
Gtd. Notes
3.650%	11/10/21	5	5,036
Teva Pharmaceutical Finance Netherlands III BV (Israel),
Gtd. Notes
1.700%	07/19/19	20	19,711

			46,091

Pipelines — 0.1%
Boardwalk Pipelines LP,
Gtd. Notes
4.950%	12/15/24	5	5,321
Columbia Pipeline Group, Inc.,
Gtd. Notes
3.300%	06/01/20	5	5,118
Enbridge, Inc. (Canada),
Sub. Notes
6.000%	01/15/77	5	5,299
Florida Gas Transmission Co. LLC,
Sr. Unsec’d. Notes, 144A
4.350%	07/15/25	5	5,314
Kinder Morgan, Inc.,
Gtd. Notes
2.000%	12/01/17	5	5,002
Plains All American Pipeline LP/PAA Finance Corp.,
Sr. Unsec’d. Notes
3.600%	11/01/24	5	4,884
Sabine Pass Liquefaction LLC,
Sr. Sec’d. Notes
4.200%	03/15/28	10	10,081
Spectra Energy Partners LP,
Sr. Unsec’d. Notes
3.375%	10/15/26	15	14,883

			55,902

A1292

AST T. ROWE PRICE DIVERSIFIED REAL GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Real Estate — 0.0%
American Campus Communities Operating Partnership LP,
Gtd. Notes
3.350%	10/01/20	5	$5,118

Real Estate Investment Trusts (REITs) — 0.1%
Brixmor Operating Partnership LP,
Sr. Unsec’d. Notes
3.850%	02/01/25	5	5,003
3.900%	03/15/27	5	4,963
Crown Castle International Corp.,
Sr. Unsec’d. Notes
3.700%	06/15/26	10	10,069
4.750%	05/15/47	5	5,108
Federal Realty Investment Trust,
Sr. Unsec’d. Notes
2.550%	01/15/21	10	10,062
Kilroy Realty LP,
Gtd. Notes
4.250%	08/15/29	5	5,132
4.375%	10/01/25	5	5,254
Kimco Realty Corp.,
Sr. Unsec’d. Notes
3.400%	11/01/22	5	5,148
Simon Property Group LP,
Sr. Unsec’d. Notes
3.375%	10/01/24	5	5,115

			55,854

Retail — 0.1%
AutoZone, Inc.,
Sr. Unsec’d. Notes
3.125%	04/21/26	5	4,850
3.750%	06/01/27	15	15,139
CVS Health Corp.,
Sr. Unsec’d. Notes
3.500%	07/20/22	5	5,201
O’Reilly Automotive, Inc.,
Sr. Unsec’d. Notes
3.600%	09/01/27	20	19,987
QVC, Inc.,
Sr. Sec’d. Notes
4.850%	04/01/24	5	5,178

			50,355

Semiconductors — 0.1%
Broadcom Corp./Broadcom Cayman Finance Ltd.,
Gtd. Notes, 144A
3.000%	01/15/22	15	15,250
QUALCOMM, Inc.,
Sr. Unsec’d. Notes
3.000%	05/20/22	10	10,297

			25,547

Software — 0.1%
Microsoft Corp.,
Sr. Unsec’d. Notes
4.200%	11/03/35	10	11,117
Oracle Corp.,
Sr. Unsec’d. Notes
2.250%	10/08/19	10	10,124

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Software (cont’d.)
2.400%	09/15/23	25	$24,858

			46,099

Telecommunications — 0.0%
AT&T, Inc.,
Sr. Unsec’d. Notes
1.400%	12/01/17	10	9,999
5.800%	02/15/19	10	10,520

			20,519

Transportation — 0.0%
Burlington Northern Santa Fe LLC,
Sr. Unsec’d. Notes
3.050%	09/01/22	10	10,301
4.150%	04/01/45	10	10,610

			20,911

Trucking & Leasing — 0.0%
GATX Corp.,
Sr. Unsec’d. Notes
2.600%	03/30/20	5	5,046
Penske Truck Leasing Co. LP/PTL Finance Corp.,
Sr. Unsec’d. Notes, 144A
3.200%	07/15/20	10	10,248

			15,294

TOTAL CORPORATE BONDS (cost $1,480,439)			1,513,058

FOREIGN GOVERNMENT BONDS — 0.1%
Poland Government International Bond (Poland),
Sr. Unsec’d. Notes
3.250%	04/06/26	5	5,132
Province of Alberta (Canada),
Unsec’d. Notes
2.200%	07/26/22	20	19,903
Province of British Columbia (Canada),
Sr. Unsec’d. Notes
2.000%	10/23/22	10	9,894
Province of Ontario (Canada),
Sr. Unsec’d. Notes
3.000%	07/16/18	10	10,113
Province of Quebec (Canada),
Sr. Unsec’d. Notes
2.875%	10/16/24	10	10,271

TOTAL FOREIGN GOVERNMENT BONDS
(cost $54,604)			55,313

MUNICIPAL BONDS — 0.1%
California — 0.0%
State of California,
General Obligation Unlimited, BABS
7.625%	03/01/40	5	7,654
University of California,
Revenue Bonds, Series J
4.131%	05/15/45	5	5,193

			12,847

A1293

AST T. ROWE PRICE DIVERSIFIED REAL GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
MUNICIPAL BONDS (Continued)
Florida — 0.0%
State Board of Administration Finance Corp.,
Revenue Bonds
2.638%	07/01/21		5	$5,020

South Carolina — 0.0%
South Carolina Public Service Authority,
Revenue Bonds
2.388%	12/01/23		10	9,354

Wisconsin — 0.1%
State of Wisconsin,
Revenue Bonds
3.954%	05/01/36		15	15,426

TOTAL MUNICIPAL BONDS (cost $42,238)				42,647

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 0.0%
Fannie Mae Connecticut Avenue Securities,
Series 2016-C07, Class 2M1, 1 Month LIBOR + 1.300%
2.537%(c)	05/25/29		9	8,551
Seasoned Credit Risk Transfer Trust,
Series 2016-1, Class M1, 144A
3.000%(cc)	09/25/55		10	9,673

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES
(cost $17,780)				18,224

U.S. GOVERNMENT AGENCY OBLIGATIONS — 0.2%
Federal Home Loan Banks
1.375%	05/28/19		30	29,953
1.375%	09/28/20		40	39,617
Federal National Mortgage Assoc.
1.250%	08/17/21		20	19,570

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $89,765)				89,140

U.S. TREASURY OBLIGATIONS — 11.9%
U.S. Treasury Bonds
2.250%	08/15/46		110	96,718
2.500%	02/15/45		128	119,380
2.750%	11/15/42		10	9,870
2.750%	08/15/47		35	34,240
2.875%	08/15/45		30	30,129
3.000%	11/15/44		45	46,359
3.000%	05/15/45		20	20,594
3.000%	02/15/47		85	87,434
3.000%	05/15/47		15	15,435
3.125%	11/15/41		118	124,845
3.125%	02/15/43		18	18,466
3.125%	08/15/44	(k)	102	107,606
3.375%	05/15/44		5	5,511
3.500%	02/15/39		20	22,583
3.625%	08/15/43		50	57,379
4.500%	02/15/36		67	86,181
4.500%	05/15/38		135	174,361
5.375%	02/15/31		29	38,864

Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. TREASURY OBLIGATIONS (Continued)
U.S. Treasury Inflation Indexed Bonds
0.125%	01/15/22	400	$434,309
0.125%	04/15/22	301	302,963
0.125%	07/15/22	273	292,005
0.125%	01/15/23	85	89,919
0.125%	07/15/24	49	50,213
0.375%	07/15/23	43	45,290
0.625%	07/15/21	105	117,217
0.750%	02/15/42	43	45,005
1.375%	02/15/44	19	21,902
1.750%	01/15/28	36	47,091
1.875%	07/15/19	180	215,103
2.125%	01/15/19	156	183,288
3.375%	04/15/32	7	12,928
U.S. Treasury Inflation Indexed Bonds, TIPS
0.125%	04/15/19	270	283,122
0.125%	04/15/20	382	401,384
0.125%	04/15/21	467	483,754
0.125%	07/15/26	112	111,225
0.250%	01/15/25	89	91,073
0.375%	07/15/25	81	84,037
0.375%	01/15/27	57	57,067
0.625%	01/15/24	60	63,742
0.625%	01/15/26	105	109,638
0.625%	02/15/43	24	24,177
0.750%	02/15/45	27	26,769
0.875%	02/15/47	13	12,992
1.000%	02/15/46	18	18,761
1.125%	01/15/21	282	327,781
1.250%	07/15/20	283	330,804
1.375%	01/15/20	9	10,553
2.125%	02/15/40	18	25,653
2.125%	02/15/41	29	41,015
2.500%	01/15/29	41	56,156
3.875%	04/15/29	6	12,761
U.S. Treasury Notes
1.125%	06/30/21	75	73,266
1.125%	07/31/21	25	24,392
1.125%	08/31/21	10	9,747
1.375%	12/15/19	45	44,861
1.375%	02/29/20	5	4,979
1.375%	05/31/21	105	103,581
1.500%	05/31/19	10	10,009
1.625%	11/15/22	90	88,601
1.750%	09/30/19	40	40,202
1.750%	10/31/20	40	40,120
1.750%	05/31/22	65	64,576
1.875%	03/31/22	20	19,994
2.000%	12/31/21	120	120,745
2.000%	02/15/22	15	15,098
2.250%	11/15/24	5	5,025
2.250%	11/15/25	135	134,995
2.250%	02/15/27	20	19,879
2.375%	05/15/27	50	50,207
2.625%	11/15/20	8	8,235

TOTAL U.S. TREASURY OBLIGATIONS
(cost $6,422,355)			6,404,164

A1294

AST T. ROWE PRICE DIVERSIFIED REAL GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

		Value
TOTAL LONG-TERM INVESTMENTS (cost $46,495,712)		$52,741,337

	Shares
SHORT-TERM INVESTMENTS — 3.6%
AFFILIATED MUTUAL FUNDS
Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund(w)	1,055,945	1,055,945
Prudential Investment Portfolios 2 - Prudential Institutional Money Market Fund (cost $876,339; includes $875,428 of cash collateral for securities on loan)(b)(w)	876,251	876,339

TOTAL AFFILIATED MUTUAL FUNDS
(cost $1,932,284)		1,932,284

TOTAL INVESTMENTS, BEFORE OPTION WRITTEN — 101.9%
(cost $48,427,996)		54,673,621

OPTION WRITTEN* — (0.1)%
(premiums received $29,013)		(31,198)

TOTAL INVESTMENTS, NET OF OPTION WRITTEN — 101.8%
(cost $48,398,983)		54,642,423
Liabilities in excess of other assets(z) — (1.8)%		(973,193)

NET ASSETS — 100.0%		$53,669,230

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.

^	Indicates a Level 3 security. The aggregate value of Level 3 securities is $465 and 0.0% of net assets.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $873,591; cash collateral of $875,428 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.

(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at September 30, 2017.

(cc)	Variable rate instrument. The rate shown is based on the latest available information as of September 30, 2017. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.

(r)	Less than $500 par.

(w)	PGIM Investments LLC, the manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund and Prudential Institutional Money Market Fund.

(z)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end, with the exception of options which are included in net assets at market value:

Exchange Traded Options - Written

					Notional
	Call/	Expiration	Strike		Amount
Description	Put	Date	Price	Contracts	(000)#	Value
S&P 500 Index	Call	11/17/17	$2,540.00	19	2	$(31,198)

Futures contracts outstanding at September 30, 2017:

Value /
Number			Value at	Current	Unrealized
of		Expiration	Trade	Notional	Appreciation
Contracts	Type	Date	Date	Amount	(Depreciation)
Long Position:
5	S&P 500 E-Mini Index	Dec. 2017	$622,772	$629,025	$6,253

A security with a market value of $83,447 has been segregated with Goldman Sachs & Co. to cover requirement for open futures contracts at September 30, 2017.

Forward foreign currency exchange contracts outstanding at September 30, 2017:

			Notional	Value at		Unrealized
			Amount	Settlement	Current	Appreciation
Sale Contracts	Counterparty		(000)	Date	Value	(Depreciation)
OTC forward foreign currency exchange contracts:
British Pound,
Expiring 10/20/17		GBP	16	$21,240	$21,455	$(215)

A1295

AST T. ROWE PRICE DIVERSIFIED REAL GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Forward foreign currency exchange contracts outstanding at September 30, 2017 (continued):

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts (cont’d.):
Japanese Yen,
Expiring 10/20/17		JPY	3,379	$ 30,857	$ 30,061	$ 796

				$ 52,097	$ 51,516	$ 581

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2017 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$28,756,264	$10,585,115	$3
Preferred Stocks	114,201	12,995	—
Rights	—	—	462
Unaffiliated Funds	4,820,503	—	—
Asset-Backed Securities
Automobiles	—	132,712	—
Equipment	—	30,011	—
Other	—	25,132	—
Commercial Mortgage-Backed Securities	—	141,393	—
Corporate Bonds	—	1,513,058	—
Foreign Government Bonds	—	55,313	—
Municipal Bonds	—	42,647	—
Residential Mortgage-Backed Securities	—	18,224	—
U.S. Government Agency Obligations	—	89,140	—
U.S. Treasury Obligations	—	6,404,164	—
Affiliated Mutual Funds	1,932,284	—	—
Option Written	(31,198)	—	—
Other Financial Instruments*
Futures Contracts	6,253	—	—
OTC Forward Foreign Currency Exchange Contracts	—	581	—

Total	$35,598,307	$19,050,485	$465

* Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

A1296

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 89.1%
COMMON STOCKS — 74.3%
Aerospace & Defense — 1.7%
Airbus SE (France)	7,350	$699,681
Astrotech Corp.*	35,433	35,026
Boeing Co. (The)	26,707	6,789,186
CAE, Inc. (Canada)	2,935	51,349
Cobham PLC (United Kingdom)	228,419	446,145
Dassault Aviation SA (France)	1,061	1,716,802
Hexcel Corp.	3,610	207,286
Huntington Ingalls Industries, Inc.	1,244	281,691
KLX, Inc.*	4,553	240,990
Leonardo SpA (Italy)	61,396	1,151,177
LIG Nex1 Co. Ltd. (South Korea)	2,947	187,466
Meggitt PLC (United Kingdom)	129,965	907,767
Northrop Grumman Corp.	903	259,811
Raytheon Co.	261	48,697
Rockwell Collins, Inc.	15,581	2,036,593
Rolls-Royce Holdings PLC (United Kingdom)*	117,255	1,394,661
Safran SA (France)	6,210	634,591
Tel-Instrument Electronics Corp.*	11,655	40,210
Textron, Inc.	213	11,476
Thales SA (France)	5,387	610,076
United Technologies Corp.	13,011	1,510,317
Zodiac Aerospace (France)	35,645	1,030,540

		20,291,538

Air Freight & Logistics — 0.2%
C.H. Robinson Worldwide, Inc.(a)	8,085	615,269
FedEx Corp.	181	40,830
Sinotrans Ltd. (China) (Class H Stock)	420,000	213,920
United Parcel Service, Inc. (Class B Stock)	12,894	1,548,440

		2,418,459

Airlines — 0.5%
Air Arabia PJSC (United Arab Emirates)	528,258	164,335
Alaska Air Group, Inc.	9,488	723,650
American Airlines Group, Inc.(a)	58,010	2,754,895
Delta Air Lines, Inc.	22,140	1,067,591
Flybe Group PLC (United Kingdom)*	106,424	52,806
Ryanair Holdings PLC (Ireland), ADR*	5,710	601,948
Spirit Airlines, Inc.*	6,330	211,485
United Continental Holdings, Inc.*	7,930	482,778

		6,059,488

Auto Components — 0.8%
Autoliv, Inc. (Sweden)(a)	4,330	535,188
CIE Automotive SA (Spain)	6,791	181,422
Delphi Automotive PLC	3,685	362,604
Dometic Group AB (Sweden), 144A	23,804	202,674
Gentex Corp.(a)	22,362	442,768
Hyundai Mobis Co. Ltd. (South Korea)	1,966	412,777
Koito Manufacturing Co. Ltd. (Japan)	17,100	1,073,798
Lear Corp.	200	34,616
Leoni AG (Germany)	9,041	599,942
Magna International, Inc. (Canada)	47,295	2,524,607
Musashi Seimitsu Industry Co. Ltd. (Japan)	11,000	343,615
NGK Spark Plug Co. Ltd. (Japan)	8,400	178,891
Nifco, Inc. (Japan)	5,500	336,043
Nippon Seiki Co. Ltd. (Japan)	17,000	347,220

	Shares	Value
COMMON STOCKS (Continued)
Auto Components (cont’d.)
Press Kogyo Co. Ltd. (Japan)	59,200	$324,027
S&T Motiv Co. Ltd. (South Korea)	2,373	99,723
Stanley Electric Co. Ltd. (Japan)	17,500	600,225
Sumitomo Rubber Industries Ltd. (Japan)	47,100	864,480
Workhorse Group, Inc.*(a)	25,600	70,656

		9,535,276

Automobiles — 0.6%
Ferrari NV (Italy)	3,203	353,867
General Motors Co.	4,346	175,491
Honda Motor Co. Ltd. (Japan)	54,200	1,601,097
Mitsubishi Motors Corp. (Japan)	113,400	897,826
Suzuki Motor Corp. (Japan)	12,200	640,318
Tesla, Inc.*(a)	5,485	1,870,934
Toyota Motor Corp. (Japan)	25,200	1,502,636

		7,042,169

Banks — 6.0%
ABN AMRO Group NV (Netherlands), GDR, 144A	32,519	973,751
Access National Corp.	7,300	209,218
Auburn National Bancorporation, Inc.	390	13,650
Axis Bank Ltd. (India), GDR	19,914	768,680
Bank Central Asia Tbk PT (Indonesia)	752,800	1,135,171
Bank of Ireland Group PLC (Ireland)*	69,819	571,853
Bank of the Ryukyus Ltd. (Japan)	10,800	167,256
BankUnited, Inc.	11,000	391,270
Barclays Africa Group Ltd. (South Africa)	48,754	500,409
BNP Paribas SA (France)	37,860	3,054,368
Boston Private Financial Holdings, Inc.	22,325	369,479
CIT Group, Inc.(a)	5,061	248,242
Citigroup, Inc.	58,922	4,285,986
Citizens Financial Group, Inc.	909	34,424
Citizens First Corp.	350	8,344
Commerzbank AG (Germany)*	60,392	823,591
Community Bankers Trust Corp.*	1,100	10,120
County Bancorp, Inc.	3,100	93,155
Credicorp Ltd. (Peru)	1,767	362,270
DNB ASA (Norway)	61,158	1,234,785
Eagle Bancorp, Inc.*	5,230	350,672
East West Bancorp, Inc.	1,553	92,838
Erste Group Bank AG (Austria)*	67,047	2,896,755
Farmers Capital Bank Corp.	3,590	150,960
Fifth Third Bancorp	57,046	1,596,147
FinecoBank Banca Fineco SpA (Italy)	37,049	328,939
First Business Financial Services, Inc.	4,300	97,825
First Internet Bancorp	6,430	207,689
First Republic Bank	13,276	1,386,811
First US Bancshares, Inc.	3,200	36,704
Fukuoka Financial Group, Inc. (Japan)	59,000	272,916
Grupo Financiero Santander Mexico SAB de CV (Mexico) (Class B Stock), ADR	105,644	1,065,948
Hawthorn Bancshares, Inc.	1,142	23,639
HDFC Bank Ltd. (India), ADR	18,345	1,767,908
Home BancShares, Inc.	15,080	380,318
HSBC Holdings PLC (United Kingdom), (QMTF)	81,513	805,823
ING Groep NV (Netherlands)	44,047	811,885
Investors Bancorp, Inc.	28,371	386,980

A1297

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Banks (cont’d.)
JPMorgan Chase & Co.	152,959	$14,609,115
KBC Group NV (Belgium)	6,879	583,611
KeyCorp	81,672	1,537,067
Lloyds Banking Group PLC (United Kingdom)	2,316,032	2,104,707
National Bank of Canada (Canada)	19,450	936,063
Nordea Bank AB (Sweden)	131,744	1,788,717
Park National Corp.	3,260	352,047
Pinnacle Financial Partners, Inc.	5,000	334,750
Plumas Bancorp	500	10,450
PNC Financial Services Group, Inc. (The)	15,979	2,153,490
Preferred Bank	2,044	123,355
Renasant Corp.	8,230	353,067
Royal Bank of Scotland Group PLC (United Kingdom)*	409,082	1,472,615
Seacoast Banking Corp. of Florida*	1,300	31,057
Signature Bank*	3,529	451,853
Sumitomo Mitsui Financial Group, Inc. (Japan)	39,000	1,499,128
Sussex Bancorp	500	11,850
SVB Financial Group*	781	146,117
Svenska Handelsbanken AB (Sweden) (Class A Stock)	91,206	1,377,968
TCF Financial Corp.	23,015	392,176
U.S. Bancorp	61,263	3,283,084
UniCredit SpA (Italy)*	59,497	1,269,640
United Bancorp, Inc.	1,200	14,160
United Overseas Bank Ltd. (Singapore)	66,800	1,160,033
Unity Bancorp, Inc.	1,540	30,492
Van Lanschot Kempen NV (Netherlands)	8,412	270,890
Wells Fargo & Co.	130,045	7,171,982

		71,386,263

Beverages — 0.6%
Anheuser-Busch InBev SA/NV (Belgium)	9,284	1,109,777
Baron de Ley (Spain)*	820	101,757
Coca-Cola Bottlers Japan, Inc. (Japan)	9,000	291,507
Coca-Cola Bottling Co. Consolidated	300	64,725
Coca-Cola Co. (The)	15,917	716,424
Constellation Brands, Inc. (Class A Stock)	1,001	199,649
Diageo PLC (United Kingdom)	22,159	728,709
Dr. Pepper Snapple Group, Inc.	11,383	1,007,054
Kweichow Moutai Co. Ltd. (China) (Class A Stock)	10,500	818,403
Monster Beverage Corp.*	1,167	64,477
National Beverage Corp.(a)	3,140	389,517
PepsiCo, Inc.	19,244	2,144,359

		7,636,358

Biotechnology — 1.6%
3SBio, Inc. (China), 144A*	143,000	230,018
Abcam PLC (United Kingdom)	42,010	574,720
Acceleron Pharma, Inc.*	5,120	191,078
Alexion Pharmaceuticals, Inc.*	11,618	1,629,889
Alkermes PLC*(a)	7,260	369,098
Alnylam Pharmaceuticals, Inc.*(a)	5,491	645,138
Aquinox Pharmaceuticals, Inc. (Canada)*	1,377	19,540
Biogen, Inc.*	9,107	2,851,584
BioMarin Pharmaceutical, Inc.*	5,555	517,004

	Shares	Value
COMMON STOCKS (Continued)
Biotechnology (cont’d.)
Bioverativ, Inc.*	1,150	$65,631
Bluebird Bio, Inc.*(a)	2,150	295,303
Celgene Corp.*	8,192	1,194,557
Celldex Therapeutics, Inc.*(a)	36,502	104,396
Genus PLC (United Kingdom)	6,443	181,463
Gilead Sciences, Inc.	20,928	1,695,587
Grifols SA (Spain)	9,769	285,089
Grifols SA (Spain), ADR	81,520	1,784,473
Incyte Corp.*	4,473	522,178
Ionis Pharmaceuticals, Inc.*(a)	4,879	247,365
Regeneron Pharmaceuticals, Inc.*	87	38,899
Seattle Genetics, Inc.*(a)	6,633	360,902
Shire PLC	36,170	1,842,272
Shire PLC, ADR	84	12,864
TESARO, Inc.*(a)	2,720	351,152
United Therapeutics Corp.*	3,295	386,141
Vertex Pharmaceuticals, Inc.*	17,938	2,727,294

		19,123,635

Building Products — 0.6%
American Woodmark Corp.*	2,340	225,225
Apogee Enterprises, Inc.	6,190	298,729
DIRTT Environmental Solutions (Canada)*	45,696	200,693
Fortune Brands Home & Security, Inc.	21,340	1,434,688
Inwido AB (Sweden)	9,293	118,425
Johnson Controls International PLC	101,736	4,098,943
Lindab International AB (Sweden)	18,057	191,681
NCI Building Systems, Inc.*	12,112	188,947
Reliance Worldwide Corp. Ltd. (Australia)	72,335	224,193
Sanwa Holdings Corp. (Japan)	33,000	378,981
Tarkett SA (France)	3,975	179,069
Tyman PLC (United Kingdom)	52,787	228,232

		7,767,806

Capital Markets — 2.6%
Ameriprise Financial, Inc.	2,509	372,612
Ashford, Inc.*	1,247	75,568
Avanza Bank Holding AB (Sweden)	5,237	219,501
Banca Generali SpA (Italy)	7,325	254,410
Bank of New York Mellon Corp. (The)	88,944	4,715,811
BT Investment Management Ltd. (Australia)	26,308	228,767
CBOE Holdings, Inc.	12,018	1,293,497
Charles Schwab Corp. (The)	11,808	516,482
CME Group, Inc.	72	9,769
GAM Holding AG (Switzerland)*	29,606	458,952
Greenhill & Co., Inc.	48	797
Intercontinental Exchange, Inc.	38,624	2,653,469
Intermediate Capital Group PLC (United Kingdom)	28,956	363,577
Investec PLC (South Africa)	105,922	774,328
IP Group PLC (United Kingdom)*	71,696	131,983
Julius Baer Group Ltd. (Switzerland)*	25,752	1,528,127
Morgan Stanley	145,403	7,004,063
Rathbone Brothers PLC (United Kingdom)	3,301	114,799
S&P Global, Inc.	5,188	810,936
Saigon Securities, Inc. (Vietnam)	109,636	120,897
SEI Investments Co.	5,703	348,225
State Street Corp.	53,550	5,116,167
TD Ameritrade Holding Corp.	84,092	4,103,690

A1298

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Capital Markets (cont’d.)
Vostok New Ventures Ltd. (Sweden), SDR*	23,873	$182,594

		31,399,021

Chemicals — 1.6%
Air Liquide SA (France)	7,462	995,095
Air Products & Chemicals, Inc.	9,034	1,366,121
Air Water, Inc. (Japan)	19,400	358,215
Balchem Corp.	2,980	242,244
Calgon Carbon Corp.(a)	21,659	463,503
Celanese Corp. (Class A Stock)	3,380	352,433
CF Industries Holdings, Inc.(a)	24,554	863,319
DIC Corp. (Japan)	25,700	931,896
DowDuPont, Inc.	27,629	1,912,756
Eastman Chemical Co.	4,326	391,460
Ecolab, Inc.	2,400	308,664
Fufeng Group Ltd. (China)*	337,000	231,530
GCP Applied Technologies, Inc.*	11,207	344,055
Incitec Pivot Ltd. (Australia)	273,509	774,885
JSR Corp. (Japan)	16,300	309,927
Kansai Paint Co. Ltd. (Japan)	17,100	430,764
Koninklijke DSM NV (Netherlands)	13,157	1,077,105
Linde AG (Germany)*	3,299	687,990
Nippon Shokubai Co. Ltd. (Japan)	13,700	968,371
Nippon Soda Co. Ltd. (Japan)	45,000	273,619
NOF Corp. (Japan)	9,500	268,823
PPG Industries, Inc.	2,774	301,423
Praxair, Inc.	4,117	575,310
RPM International, Inc.	30,009	1,540,662
Sakata INX Corp. (Japan)	6,200	114,512
Sherwin-Williams Co. (The)	1,311	469,390
Sumitomo Seika Chemicals Co. Ltd. (Japan)	5,100	243,949
Taiyo Holdings Co. Ltd. (Japan)	4,100	191,141
Valvoline, Inc.	14,287	335,030
Victrex PLC (United Kingdom)	19,133	608,447
WR Grace & Co.	5,477	395,166
Yara International ASA (Norway)	19,858	890,450

		19,218,255

Commercial Services & Supplies — 0.4%
ARC Document Solutions, Inc.*	17,202	70,356
Cintas Corp.	877	126,534
Clean Harbors, Inc.*	4,180	237,006
Covanta Holding Corp.(a)	7,500	111,375
Downer EDI Ltd. (Australia)	91,553	487,853
Edenred (France)	7,232	196,599
Healthcare Services Group, Inc.	4,511	243,459
KAR Auction Services, Inc.	9,511	454,055
Prosegur Cia de Seguridad SA (Spain)	22,656	169,347
Serco Group PLC (United Kingdom)*	156,056	241,252
SPIE SA (France)	9,866	271,432
Stericycle, Inc.*	9,422	674,804
Waste Connections, Inc. (Canada)	14,925	1,044,153

		4,328,225

Communications Equipment — 0.4%
Brocade Communications Systems, Inc.	16,048	191,774
Cisco Systems, Inc.	58,977	1,983,397
Harris Corp.	10,329	1,360,123

	Shares	Value
COMMON STOCKS (Continued)
Communications Equipment (cont’d.)
Lumentum Holdings, Inc.*	5,077	$275,935
Palo Alto Networks, Inc.*	3,177	457,806
Telefonaktiebolaget LM Ericsson (Sweden) (Class B Stock)	67,073	386,682
Viavi Solutions, Inc.*	16,387	155,021

		4,810,738

Construction & Engineering — 0.1%
Chicago Bridge & Iron Co. NV(a)	16,310	274,008
Comfort Systems USA, Inc.	9,719	346,968
Koninklijke Volkerwessels NV (Netherlands)*.	5,843	179,903

		800,879

Construction Materials — 0.0%
Vulcan Materials Co.	1,955	233,818

Consumer Finance — 0.3%
Ally Financial, Inc.	21,000	509,460
American Express Co.	8,113	733,902
Credit Saison Co. Ltd. (Japan)	60,500	1,255,352
SLM Corp.*	87,650	1,005,346
Synchrony Financial	20,497	636,432

		4,140,492

Containers & Packaging — 0.7%
Amcor Ltd. (Australia)	103,731	1,240,661
Ball Corp.	107,801	4,452,181
Graphic Packaging Holding Co.	28,800	401,760
Huhtamaki OYJ (Finland)	5,624	227,134
International Paper Co.	36,491	2,073,419
Silgan Holdings, Inc.	6,560	193,061

		8,588,216

Distributors — 0.0%
Core-Mark Holding Co., Inc.	4,000	128,560
Paltac Corp. (Japan)	9,400	366,859

		495,419

Diversified Consumer Services — 0.2%
Benesse Holdings, Inc. (Japan)	29,100	1,049,899
Bright Horizons Family Solutions, Inc.*	2,240	193,110
Graham Holdings Co. (Class B Stock)	110	64,361
Service Corp. International	6,730	232,185
TAL Education Group (China), ADR	11,055	372,664

		1,912,219

Diversified Financial Services — 0.2%
Banca Mediolanum SpA (Italy)	125,530	1,098,871
Element Fleet Management Corp. (Canada) .	43,400	321,739
FirstRand Ltd. (South Africa)	131,142	504,288
Japan Securities Finance Co. Ltd. (Japan)	37,100	199,989
Mitsubishi UFJ Lease & Finance Co. Ltd. (Japan)	35,700	189,414

		2,314,301

Diversified Telecommunication Services — 0.8%
ATN International, Inc.	1,870	98,549
KT Corp. (South Korea)	5,009	127,700
KT Corp. (South Korea), ADR(a)	25,615	355,280
Nippon Telegraph & Telephone Corp. (Japan)	71,400	3,271,600

A1299

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Diversified Telecommunication Services (cont’d.)
Straight Path Communications, Inc. (Class B Stock)*(a)	3,270	$590,791
TDC A/S (Denmark)	86,434	506,898
Telefonica Deutschland Holding AG (Germany)	390,253	2,193,070
Telefonica SA (Spain)	126,210	1,371,525
Verizon Communications, Inc.	25,939	1,283,721

		9,799,134

Electric Utilities — 1.8%
American Electric Power Co., Inc.	28,889	2,029,163
Edison International	22,744	1,755,154
EDP - Energias do Brasil SA (Brazil)	259,898	1,245,679
Eversource Energy	17,368	1,049,722
Exelon Corp.	54,304	2,045,632
Hawaiian Electric Industries, Inc.	7,700	256,949
Iberdrola SA (Spain)	151,228	1,175,887
Korea Electric Power Corp. (South Korea)	17,968	610,469
NextEra Energy, Inc.	27,978	4,100,176
OGE Energy Corp.	5,668	204,218
PG&E Corp.	46,728	3,181,710
Southern Co. (The)	55,136	2,709,383
Spark Energy, Inc. (Class A Stock)(a)	14,000	210,000
Transmissora Alianca de Energia Eletrica SA (Brazil), UTS	21,630	151,683
Westar Energy, Inc.	24,320	1,206,272

		21,932,097

Electrical Equipment — 0.5%
Generac Holdings, Inc.*	9,175	421,408
Kendrion NV (Netherlands)	4,352	190,079
Mabuchi Motor Co. Ltd. (Japan)	5,300	265,526
Mitsubishi Electric Corp. (Japan)	92,700	1,450,139
Prysmian SpA (Italy)	22,282	752,845
Schneider Electric SE (France)*	24,482	2,131,906
Sensata Technologies Holding NV*(a)	18,163	873,095
Teco Electric and Machinery Co. Ltd. (Taiwan)	132,000	118,384

		6,203,382

Electronic Equipment, Instruments & Components — 0.6%
Avnet, Inc.	10,160	399,288
Cognex Corp.	3,688	406,713
Coherent, Inc.*	350	82,310
Hexagon AB (Sweden) (Class B Stock)	27,873	1,382,726
Horiba Ltd. (Japan)	4,200	237,802
IPG Photonics Corp.*	1,650	305,349
Iteris, Inc.*(a)	4,300	28,595
Keysight Technologies, Inc.*	21,310	887,775
Kyocera Corp. (Japan)	13,500	837,889
LightPath Technologies, Inc. (Class A Stock)*	34,900	89,344
LRAD Corp.*	29,400	62,622
Nippon Ceramic Co. Ltd. (Japan)	8,000	224,753
Oxford Instruments PLC (United Kingdom)	17,669	229,589
Renishaw PLC (United Kingdom)	2,924	186,793
Sinbon Electronics Co. Ltd. (Taiwan)	52,529	139,118
TE Connectivity Ltd.	14,410	1,196,895
Venture Corp. Ltd. (Singapore)	14,300	186,005

	Shares	Value
COMMON STOCKS (Continued)
Electronic Equipment, Instruments & Components (cont’d.)
VeriFone Systems, Inc.*	5,917	$119,997
Zebra Technologies Corp. (Class A Stock)*	2,119	230,081

		7,233,644

Energy Equipment & Services — 0.1%
Dril-Quip, Inc.*	4,420	195,143
Natural Gas Services Group, Inc.*	5,200	147,680
Oceaneering International, Inc.	9,689	254,530
Superior Energy Services, Inc.*	19,204	205,099
Weatherford International PLC*	815	3,733
WorleyParsons Ltd. (Australia)*	38,055	405,047

		1,211,232

Equity Real Estate Investment Trusts (REITs) — 4.5%
Acadia Realty Trust(a)	19,691	563,556
Alexander & Baldwin, Inc.	8,420	390,099
Alexandria Real Estate Equities, Inc.	8,240	980,313
American Campus Communities, Inc.	12,824	566,180
American Homes 4 Rent (Class A Stock)	8,775	190,505
American Tower Corp.	29,091	3,976,158
Ashford Hospitality Prime, Inc.	12,218	116,071
Ashford Hospitality Trust, Inc.	440	2,935
AvalonBay Communities, Inc.	12,328	2,199,562
Axiare Patrimonio SOCIMI SA (Spain)	27,961	571,563
Boston Properties, Inc.(a)	7,132	876,380
Camden Property Trust	16,691	1,526,392
Colony NorthStar, Inc. (Class A Stock)	30,088	377,905
Concentradora Fibra Danhos SA de CV (Mexico)	70,000	119,780
Crown Castle International Corp.	43,514	4,350,530
DCT Industrial Trust, Inc.	21,656	1,254,316
Douglas Emmett, Inc.(a)	35,698	1,407,215
EastGroup Properties, Inc.(a)	5,049	444,918
Education Realty Trust, Inc.	8,261	296,818
Equinix, Inc.	770	343,651
Equity Residential(a)	38,936	2,567,050
Essex Property Trust, Inc.(a)	6,877	1,746,964
Federal Realty Investment Trust	6,116	759,668
Fibra Uno Administracion SA de CV (Mexico)	239,000	403,189
First Potomac Realty Trust	14,897	165,953
Gecina SA (France)	7,130	1,156,815
GEO Group, Inc. (The)	8,200	220,580
GGP, Inc.(a)	70,507	1,464,430
Healthcare Realty Trust, Inc.(a)	31,736	1,026,342
Highwoods Properties, Inc.	9,057	471,779
Hoshino Resorts REIT, Inc. (Japan)	40	199,168
Host Hotels & Resorts, Inc.	33,672	622,595
Hudson Pacific Properties, Inc.	17,410	583,757
Independence Realty Trust, Inc.	1,351	13,740
Investors Real Estate Trust	44,007	268,883
JBG SMITH Properties*	6,029	206,252
Kilroy Realty Corp.	12,764	907,776
Kimco Realty Corp.(a)	40,764	796,936
Macerich Co. (The)	19,294	1,060,591
MGM Growth Properties LLC (Class A Stock)(a)	7,549	228,055
Mitsubishi Estate Logistics REIT Investment Corp. (Japan)*	16	39,813

A1300

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Equity Real Estate Investment Trusts (REITs) (cont’d.)
Mitsui Fudosan Logistics Park, Inc. (Japan)	53	$154,274
Mori Hills REIT Investment Corp. (Japan)	115	137,890
NorthStar Realty Europe Corp.	13,492	172,833
Paramount Group, Inc.(a)	45,330	725,280
Pebblebrook Hotel Trust(a)	12,625	456,268
Power REIT*	392	2,485
Prologis, Inc.	36,705	2,329,299
PS Business Parks, Inc.	2,798	373,533
Public Storage	7,193	1,539,230
Ramco-Gershenson Properties Trust	11,607	151,007
Rayonier, Inc.	11,520	332,813
Regency Centers Corp.	23,776	1,475,063
RLJ Lodging Trust(a)	15,568	342,496
Sabra Health Care REIT, Inc.(a)	13,139	288,270
SBA Communications Corp.*	482	69,432
Select Income REIT	12,397	290,338
Simon Property Group, Inc.	11,157	1,796,389
SL Green Realty Corp.(a)	13,332	1,350,798
STAG Industrial, Inc.	6,278	172,457
Sunstone Hotel Investors, Inc.(a)	38,772	623,066
Taubman Centers, Inc.	4,094	203,472
Terreno Realty Corp.	17,264	624,612
Urban Edge Properties	47,984	1,157,374
VEREIT, Inc.	61,160	507,016
Vornado Realty Trust	10,658	819,387
Weingarten Realty Investors(a)	11,176	354,726
Weyerhaeuser Co.	40,982	1,394,617
Xenia Hotels & Resorts, Inc.	15,600	328,380

		53,637,988

Food & Staples Retailing — 0.9%
Alimentation Couche-Tard, Inc. (Canada) (Class B Stock)	17,942	818,193
Casey’s General Stores, Inc.(a)	2,070	226,562
Costco Wholesale Corp.	2,912	478,412
CP ALL PCL (Thailand)	281,500	563,876
CVS Health Corp.	12,732	1,035,366
Empire Co. Ltd. (Canada) (Class A Stock)	33,600	594,581
Koninklijke Ahold Delhaize NV (Netherlands)	20,724	387,218
Kusuri no Aoki Holdings Co. Ltd. (Japan)	900	53,434
Majestic Wine PLC (United Kingdom)(a)	33,141	157,370
PriceSmart, Inc.	1,470	131,198
Raia Drogasil SA (Brazil)	1,104	26,133
Rite Aid Corp.*	56,533	110,805
Seven & i Holdings Co. Ltd. (Japan)	39,600	1,529,925
Sprouts Farmers Market, Inc.*	5,312	99,706
United Natural Foods, Inc.*(a)	3,480	144,733
Walgreens Boots Alliance, Inc.	21,222	1,638,763
Wal-Mart Stores, Inc.	33,018	2,580,027
Zur Rose Group AG (Switzerland)*	1,039	136,480

		10,712,782

Food Products — 1.5%
BRF SA (Brazil)*	30,542	441,666
Bunge Ltd.	8,251	573,114
Cal-Maine Foods, Inc.*(a)	3,420	140,562
China Mengniu Dairy Co. Ltd. (China)*	320,000	897,639
Dean Foods Co.	5,900	64,192
Edita Food Industries SAE (Egypt), GDR	10,319	54,175

	Shares	Value
COMMON STOCKS (Continued)
Food Products (cont’d.)
Edita Food Industries SAE (Egypt), GDR, 144A	3,964	$20,811
Ezaki Glico Co. Ltd. (Japan)	12,100	638,707
Farmer Brothers Co.*	5,620	184,617
Flowers Foods, Inc.	2,975	55,960
General Mills, Inc.	7,410	383,542
Hain Celestial Group, Inc. (The)*	6,220	255,953
Ingredion, Inc.	2,970	358,301
Kraft Heinz Co. (The)	512	39,706
Mayora Indah Tbk PT (Indonesia)	1,244,000	180,935
McCormick & Co., Inc.	5,024	515,663
Mondelez International, Inc. (Class A Stock)	32,527	1,322,548
Nestle SA (Switzerland)	44,645	3,747,557
Pinnacle Foods, Inc.	1,730	98,904
Sakata Seed Corp. (Japan)	4,100	116,683
Tyson Foods, Inc. (Class A Stock)	103,439	7,287,278
Zhou Hei Ya International Holdings Co. Ltd. (China), 144A	204,500	199,022

		17,577,535

Gas Utilities — 0.3%
Atmos Energy Corp.	21,246	1,781,265
Gas Natural SDG SA (Spain)	40,572	898,768
National Fuel Gas Co.	4,337	245,518
WGL Holdings, Inc.	3,350	282,070

		3,207,621

Health Care Equipment & Supplies — 3.2%
Abbott Laboratories	26,239	1,400,113
ABIOMED, Inc.*	1,820	306,852
Alere, Inc.*	2,250	114,728
Align Technology, Inc.*	1,592	296,542
Ambu A/S (Denmark) (Class B Stock)	5,009	387,945
Becton, Dickinson and Co.(a)	38,795	7,601,880
BioLife Solutions, Inc.*	16,900	96,668
BioMerieux (France)	1,776	144,572
Cochlear Ltd. (Australia)	2,627	328,596
ConvaTec Group PLC (United Kingdom), 144A	177,870	653,595
Cooper Cos., Inc. (The)	2,359	559,342
Danaher Corp.	65,658	5,632,143
DENTSPLY SIRONA, Inc.	12,785	764,671
DexCom, Inc.*(a)	4,540	222,120
Eiken Chemical Co. Ltd. (Japan)	6,600	257,352
Elekta AB (Sweden) (Class B Stock)	26,392	273,204
Fisher & Paykel Healthcare Corp. Ltd. (New Zealand)	52,611	485,988
Getinge AB (Sweden) (Class B Stock)	32,310	606,589
GN Store Nord A/S (Denmark)	23,644	811,688
Hologic, Inc.*	28,764	1,055,351
Insulet Corp.*	4,241	233,594
Intuitive Surgical, Inc.*	2,473	2,586,461
LivaNova PLC*	13,813	967,739
Medtronic PLC	53,544	4,164,117
Nakanishi, Inc. (Japan)	2,300	104,034
Nevro Corp.*	3,680	334,438
Nikkiso Co. Ltd. (Japan)	18,000	167,388
Olympus Corp. (Japan)	17,100	579,453
Osstem Implant Co. Ltd. (South Korea)*	4,770	291,285

A1301

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Health Care Equipment & Supplies (cont’d.)
Smith & Nephew PLC (United Kingdom)	62,868	$1,136,351
STERIS PLC	2,780	245,752
Stryker Corp.	29,944	4,252,647
Teleflex, Inc.	1,410	341,178
Terumo Corp. (Japan)	4,400	173,066
West Pharmaceutical Services, Inc.	3,680	354,237
Wright Medical Group NV*	7,936	205,304

		38,136,983

Health Care Providers & Services — 2.2%
Aetna, Inc.	33,517	5,329,538
Amplifon SpA (Italy)	20,469	311,585
Anthem, Inc.	10,781	2,047,096
Centene Corp.*	4,918	475,915
Chemed Corp.	830	167,702
Cigna Corp.	10,755	2,010,540
Diplomat Pharmacy, Inc.*	5,010	103,757
Fresenius SE & Co. KGaA (Germany)	19,040	1,539,755
Georgia Healthcare Group PLC (Georgia), 144A*	47,320	187,172
HCA Healthcare, Inc.*	48,964	3,897,045
Humana, Inc.	3,481	848,076
Integrated Diagnostics Holdings PLC (Egypt), 144A	41,734	166,519
McKesson Corp.	1,640	251,920
MEDNAX, Inc.*	4,466	192,574
Miraca Holdings, Inc. (Japan)	15,100	702,965
Molina Healthcare, Inc.*	211	14,508
Odontoprev SA (Brazil)	31,600	152,655
Primary Health Care Ltd. (Australia)	252,561	611,780
Select Medical Holdings Corp.*	11,775	226,080
UnitedHealth Group, Inc.	38,434	7,527,299
WellCare Health Plans, Inc.*	470	80,718

		26,845,199

Health Care Technology — 0.0%
athenahealth, Inc.*	2,103	261,529
Simulations Plus, Inc.	9,400	145,700

		407,229

Hotels, Restaurants & Leisure — 1.3%
Alsea SAB de CV (Mexico)	39,000	143,878
Aramark	3,800	154,318
Bloomin’ Brands, Inc.	8,147	143,387
Brinker International, Inc.(a)	3,940	125,528
Buffalo Wild Wings, Inc.*	1,470	155,379
Carnival Corp.	5,326	343,900
Carrols Restaurant Group, Inc.*	10,800	117,720
Cheesecake Factory, Inc. (The)	4,740	199,649
China Lodging Group Ltd. (China), ADR*	1,800	213,876
Denny’s Corp.*	21,915	272,842
Domino’s Pizza, Inc.	1,904	378,039
Dunkin’ Brands Group, Inc.	1,600	84,928
Hilton Grand Vacations, Inc.*	1,442	55,704
Hilton Worldwide Holdings, Inc.	24,800	1,722,360
HIS Co. Ltd. (Japan)	4,600	145,249
Las Vegas Sands Corp.	7,169	459,963
Marriott International, Inc. (Class A Stock)	23,624	2,604,782
McDonald’s Corp.	5,305	831,187

	Shares	Value
COMMON STOCKS (Continued)
Hotels, Restaurants & Leisure (cont’d.)
MGM Resorts International	26,058	$849,230
Norwegian Cruise Line Holdings Ltd.*	24,191	1,307,524
Paddy Power Betfair PLC (Ireland)	3,019	300,809
Penn National Gaming, Inc.*	8,854	207,095
Round One Corp. (Japan)	10,800	145,336
Royal Caribbean Cruises Ltd.	4,651	551,330
Starbucks Corp.	6,195	332,733
Vail Resorts, Inc.	690	157,403
William Hill PLC (United Kingdom)	224,164	758,249
Yum! Brands, Inc.	35,267	2,596,004

		15,358,402

Household Durables — 0.5%
Cairn Homes PLC (Ireland)*	105,555	214,442
Century Communities, Inc.*	9,101	224,795
Fujitsu General Ltd. (Japan)	60,900	1,232,537
Gree Electric Appliances, Inc. of Zhuhai (China) (Class A Stock)	175,300	1,000,028
Haier Electronics Group Co. Ltd. (Hong Kong)*	105,000	256,997
Hangzhou Robam Appliances Co. Ltd. (China) (Class A Stock)	36,483	232,029
Hanssem Co. Ltd. (South Korea)	1,281	169,617
Lennar Corp. (Class A Stock)	12,287	648,754
MDC Holdings, Inc.	5,978	198,529
Panasonic Corp. (Japan)	43,000	624,015
Skyline Corp.*	16,288	196,922
Suofeiya Home Collection Co. Ltd. (China) (Class A Stock)	66,900	380,647
Tempur Sealy International, Inc.*(a)	4,860	313,567
Toll Brothers, Inc.	5,000	207,350

		5,900,229

Household Products — 0.4%
Colgate-Palmolive Co.	20,713	1,508,942
Essity AB (Sweden) (Class B Stock)*	53,018	1,445,485
Procter & Gamble Co. (The)	5,335	485,378
Reckitt Benckiser Group PLC (United Kingdom)	10,472	956,805

		4,396,610

Independent Power & Renewable Electricity Producers — 0.1%
China Longyuan Power Group Corp. Ltd. (China) (Class H Stock)	660,000	494,129
Electric Power Development Co. Ltd. (Japan)	9,700	243,672

		737,801

Industrial Conglomerates — 1.5%
Carlisle Cos., Inc.	207	20,760
CK Hutchison Holdings Ltd. (Hong Kong)	281,612	3,606,968
DCC PLC (United Kingdom)	3,470	336,942
General Electric Co.	47,433	1,146,930
Honeywell International, Inc.	34,541	4,895,841
Jardine Matheson Holdings Ltd. (Hong Kong)	18,300	1,159,488
Roper Technologies, Inc.	19,341	4,707,599
Siemens AG (Germany)	13,582	1,916,537

		17,791,065

A1302

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Insurance — 3.6%
AIA Group Ltd. (Hong Kong)	544,000	$4,027,396
American International Group, Inc.	34,401	2,111,877
Aon PLC	9,525	1,391,603
Arch Capital Group Ltd.*	500	49,249
Argo Group International Holdings Ltd.	5,240	322,259
Aspen Insurance Holdings Ltd. (Bermuda)	6,540	264,216
Aviva PLC (United Kingdom)	31,430	216,928
AXA SA (France)	58,471	1,767,693
Axis Capital Holdings Ltd.	6,460	370,223
BB Seguridade Participacoes SA (Brazil)	120,000	1,079,835
Chubb Ltd.	29,755	4,241,575
CNA Financial Corp.	4,576	229,944
CNO Financial Group, Inc.	7,653	178,621
Direct Line Insurance Group PLC (United Kingdom)	211,823	1,032,655
First American Financial Corp.	5,686	284,129
FNF Group	4,487	212,953
Hannover Rueck SE (Germany)	639	77,068
Hanover Insurance Group, Inc. (The)	3,360	325,685
Investors Title Co.	290	51,930
Korean Reinsurance Co. (South Korea)	12,143	120,444
Markel Corp.*	305	325,734
Marsh & McLennan Cos., Inc.	52,459	4,396,589
MetLife, Inc.	22,650	1,176,668
Muenchener Rueckversicherungs- Gesellschaft AG in Muenchen (Germany)	6,221	1,331,448
Old Republic International Corp.	13,104	258,018
Progressive Corp. (The)	22,991	1,113,224
Prudential PLC (United Kingdom)	116,831	2,795,820
RSA Insurance Group PLC (United Kingdom)	131,934	1,102,294
Sampo Oyj (Finland) (Class A Stock)	30,035	1,589,577
Samsung Fire & Marine Insurance Co. Ltd. (South Korea)	3,220	789,095
Sun Life Financial, Inc. (Canada)	12,500	497,796
Suncorp Group Ltd. (Australia)	91,696	941,539
Tokio Marine Holdings, Inc. (Japan)	43,500	1,702,477
Willis Towers Watson PLC	17,051	2,629,776
XL Group Ltd. (Bermuda)	53,967	2,128,998
Zurich Insurance Group AG (Switzerland)	6,068	1,854,256

		42,989,592

Internet & Direct Marketing Retail — 2.2%
Amazon.com, Inc.*	13,546	13,022,447
Ctrip.com International Ltd. (China), ADR*(a)	31,748	1,674,390
Despegar.com Corp. (Argentina)*	1,595	51,040
Groupon, Inc.*	713	3,708
Netflix, Inc.*	9,641	1,748,395
Priceline Group, Inc. (The)*	4,291	7,856,049
Shop Apotheke Europe NV (Netherlands), 144A*	2,735	168,513
Takkt AG (Germany)	5,996	137,497
Wayfair, Inc. (Class A Stock)*(a)	4,210	283,754
Yoox Net-A-Porter Group SpA (Italy)*(a)	21,253	834,151

		25,779,944

Internet Software & Services — 3.1%
2U, Inc.*(a)	3,000	168,120

	Shares	Value
COMMON STOCKS (Continued)
Internet Software & Services (cont’d.)
58.com, Inc. (China), ADR*	10,076	$636,199
AfreecaTV Co. Ltd. (South Korea)	6,586	117,332
Alibaba Group Holding Ltd. (China), ADR*(a)	39,030	6,740,871
Alphabet, Inc. (Class A Stock)*	2,200	2,142,184
Alphabet, Inc. (Class C Stock)*	7,308	7,009,176
Baozun, Inc. (China), ADR*(a)	7,500	245,700
Cornerstone OnDemand, Inc.*	74	3,005
CoStar Group, Inc.*	888	238,206
Facebook, Inc. (Class A Stock)*	44,300	7,569,541
Gogo, Inc.*(a)	4,910	57,987
IAC/InterActiveCorp*	1,130	132,865
j2 Global, Inc.(a)	5,050	373,094
Just Eat PLC (United Kingdom)*	52,107	466,729
Kakaku.com, Inc. (Japan)	15,800	201,571
Mail.Ru Group Ltd. (Russia), GDR*	10,485	345,586
MercadoLibre, Inc. (Argentina)(a)	2,600	673,218
NAVER Corp. (South Korea)	1,892	1,234,401
Pandora Media, Inc.*(a)	25,758	198,337
Scout24 AG (Germany), 144A	28,445	1,163,900
Shopify, Inc. (Canada) (Class A Stock)*	4,097	476,503
Takeaway.com NV (Netherlands), 144A*	6,819	299,770
Tencent Holdings Ltd. (China)	115,000	5,027,880
Twitter, Inc.*	5,400	91,098
Wix.com Ltd. (Israel)*	2,900	208,365
Yahoo Japan Corp. (Japan)	221,400	1,052,293
YY, Inc. (China), ADR*	5,000	433,900
Zillow Group, Inc. (Class A Stock)*	7,450	299,118
Zillow Group, Inc. (Class C Stock)*	320	12,867

		37,619,816

IT Services — 3.1%
Accenture PLC (Class A Stock)	13,061	1,764,149
Amadeus IT Group SA (Spain)	29,665	1,929,364
Automatic Data Processing, Inc.	8,043	879,261
Black Knight Financial Services, Inc. (Class A Stock)*(a)	10,712	461,152
Booz Allen Hamilton Holding Corp.	23,818	890,555
CSG Systems International, Inc.	4,842	194,164
EPAM Systems, Inc.*	7,656	673,192
Fidelity National Information Services, Inc.	27,114	2,532,176
First Data Corp. (Class A Stock)*	12,300	221,892
First Derivatives PLC (United Kingdom)	3,257	130,951
Fiserv, Inc.*	12,480	1,609,421
FleetCor Technologies, Inc.*	10,500	1,625,085
Global Payments, Inc.	5,955	565,904
Helios & Matheson Analytics, Inc.*(a)	40,700	516,483
Indra Sistemas SA (Spain)*	63,256	1,000,258
Infosys Ltd. (India), ADR(a)	48,086	701,575
Jack Henry & Associates, Inc.	2,431	249,882
Leidos Holdings, Inc.	1,480	87,646
Mastercard, Inc. (Class A Stock)	41,301	5,831,701
MAXIMUS, Inc.	2,910	187,695
PayPal Holdings, Inc.*	46,410	2,971,632
Paysafe Group PLC (Isle of Man)*	52,551	410,247
Sabre Corp.(a)	14,700	266,070
Syntel, Inc.	8,150	160,148
TravelSky Technology Ltd. (China) (Class H Stock)	110,000	287,755

A1303

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
IT Services (cont’d.)
Vantiv, Inc. (Class A Stock)*(a)	4,120	$290,336
Visa, Inc. (Class A Stock)(a)	81,203	8,545,804
WEX, Inc.*	3,540	397,259
Wipro Ltd. (India), ADR(a)	96,154	546,155
Wirecard AG (Germany)	12,112	1,109,563

		37,037,475

Leisure Products — 0.1%
American Outdoor Brands Corp.*(a)	8,600	131,150
Brunswick Corp.	7,385	413,338
Polaris Industries, Inc.(a)	4,074	426,263
Spin Master Corp. (Canada), 144A*	5,700	220,097
Thule Group AB (Sweden), 144A	12,315	264,892

		1,455,740

Life Sciences Tools & Services — 0.8%
Agilent Technologies, Inc.	45,741	2,936,572
Bio-Techne Corp.	2,933	354,570
Cambrex Corp.*	4,350	239,250
Charles River Laboratories International, Inc.*	1,610	173,912
Eurofins Scientific SE (Luxembourg)	608	384,680
Illumina, Inc.*	250	49,800
INC Research Holdings, Inc. (Class A Stock)*	4,910	256,793
PAREXEL International Corp.*	3,790	333,823
Tecan Group AG (Switzerland)	2,055	425,792
Thermo Fisher Scientific, Inc.	25,841	4,889,117

		10,044,309

Machinery — 1.3%
Aalberts Industries NV (Netherlands)	5,845	282,534
Aumann AG (Germany), 144A*(a)	2,155	218,100
Colfax Corp.*	4,779	198,998
Daifuku Co. Ltd. (Japan)	3,900	192,324
Douglas Dynamics, Inc.	9,825	387,105
Flowserve Corp.	6,032	256,903
Fortive Corp.	26,024	1,842,239
Fujitec Co. Ltd. (Japan)	28,300	395,936
GEA Group AG (Germany)	26,250	1,194,986
Gima TT SpA (Italy), 144A*	4,018	59,361
Graco, Inc.	3,141	388,510
IDEX Corp.	70	8,503
Illinois Tool Works, Inc.	10,816	1,600,335
Konecranes OYJ (Finland)	2,833	125,809
Lincoln Electric Holdings, Inc.	2,415	221,407
Lonking Holdings Ltd. (China)	715,000	303,385
Manitowoc Co., Inc. (The)*	110	990
METAWATER Co. Ltd. (Japan)	8,600	236,481
Middleby Corp. (The)*	3,545	454,363
Miura Co. Ltd. (Japan)	8,600	189,404
Nabtesco Corp. (Japan)	7,000	260,447
Norma Group SE (Germany)	5,609	369,549
Obara Group, Inc. (Japan)	7,500	424,783
Omega Flex, Inc.	1,830	131,467
Oshkosh Corp.	2,644	218,236
PACCAR, Inc.	5,394	390,202
Pentair PLC (United Kingdom)	4,635	314,995
Proto Labs, Inc.*(a)	4,420	354,926

	Shares	Value
COMMON STOCKS (Continued)
Machinery (cont’d.)
SFS Group AG (Switzerland)*	1,110	$135,330
Spirax-Sarco Engineering PLC (United Kingdom)	2,728	202,111
Stanley Black & Decker, Inc.	14,555	2,197,368
Trinity Industries, Inc.	7,100	226,490
VAT Group AG (Switzerland), 144A*	1,512	209,300
WABCO Holdings, Inc.*	1,895	280,460
Wabtec Corp.(a)	9,734	737,351
Welbilt, Inc.*	4,410	101,651

		15,112,339

Marine — 0.1%
Kirby Corp.*(a)	5,816	383,565
SITC International Holdings Co. Ltd. (China)	281,000	255,220

		638,785

Media — 1.9%
A.H. Belo Corp. (Class A Stock)	20,867	95,988
Altice NV (Netherlands) (Class A Stock)*	26,243	525,799
Ascential PLC (United Kingdom)	105,396	485,381
Astro Malaysia Holdings Bhd (Malaysia)	713,100	476,520
BEC World PCL (Thailand)	120,300	58,866
BEC World PCL (Thailand), NVDR	54,200	26,522
Charter Communications, Inc. (Class A Stock)*	44	15,990
Comcast Corp. (Class A Stock)	135,109	5,198,994
CTS Eventim AG & Co. KGaA (Germany)	4,843	211,591
CyberAgent, Inc. (Japan)	16,300	475,997
Daiichikosho Co. Ltd. (Japan)	3,500	167,594
Daily Journal Corp.*(a)	460	100,561
Ebiquity PLC (United Kingdom)	44,697	68,899
Eutelsat Communications SA (France)	17,830	527,813
Gannett Co., Inc.	18,000	162,000
Huntsworth PLC (United Kingdom)	74,189	73,076
Liberty Broadband Corp. (Class C Stock)*	2,300	219,190
Liberty Global PLC (United Kingdom) (Class A Stock)*	39,364	1,334,833
Liberty Global PLC (United Kingdom) (Class C Stock)*	65,886	2,154,472
Liberty Global PLC LiLAC (United Kingdom) (Class A Stock)*	7,792	185,138
Liberty Global PLC LiLAC (United Kingdom) (Class C Stock)*	33,138	772,115
Liberty Media Corp.-Liberty Formula One (Class A Stock)*	801	29,228
Liberty Media Corp.-Liberty Formula One (Class C Stock)*	963	36,681
Liberty Media Corp.-Liberty SiriusXM (Class A Stock)*	2,010	84,219
Liberty Media Corp.-Liberty SiriusXM (Class C Stock)*	17,593	736,619
Live Nation Entertainment, Inc.*	2,000	87,100
Omnicom Group, Inc.(a)	15,008	1,111,643
Publicis Groupe SA (France)	13,593	950,922
Sirius XM Holdings, Inc.(a)	127,579	704,236
Surya Citra Media Tbk PT (Indonesia)	775,400	126,104
Tele Columbus AG (Germany), 144A*	27,453	290,577
Time Warner, Inc.	6,495	665,413

A1304

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Media (cont’d.)
Twenty-First Century Fox, Inc. (Class A Stock)	26,043	$687,014
Twenty-First Century Fox, Inc. (Class B Stock)	57,475	1,482,280
Walt Disney Co. (The)	7,467	736,022
WPP PLC (United Kingdom)	55,205	1,024,388
YouGov PLC (United Kingdom)	64,559	242,257

		22,332,042

Metals & Mining — 0.6%
Acerinox SA (Spain)	12,040	173,821
Antofagasta PLC (Chile)	47,137	600,431
Compass Minerals International, Inc.(a)	3,730	242,077
Franco-Nevada Corp. (Canada)	7,444	576,761
Hitachi Metals Ltd. (Japan)	87,200	1,215,205
Kaiser Aluminum Corp.	3,240	334,174
MMC Norilsk Nickel PJSC (Russia), ADR	66,871	1,151,184
Real Industry, Inc.*	21,200	38,160
Reliance Steel & Aluminum Co.	5,585	425,409
Royal Gold, Inc.	4,510	388,040
South32 Ltd. (Australia)	736,092	1,904,275
Southern Copper Corp. (Peru)(a)	8,351	332,036

		7,381,573

Mortgage Real Estate Investment Trusts (REITs) — 0.2%
AGNC Investment Corp.	14,510	314,577
Annaly Capital Management, Inc.(a)	24,331	296,595
Apollo Commercial Real Estate Finance, Inc.(a)	11,255	203,828
Cherry Hill Mortgage Investment Corp.	8,300	150,230
CIM Commercial Trust Corp.	1,850	31,080
CYS Investments, Inc.	34,959	302,046
Ellington Residential Mortgage REIT	10,322	149,875
MTGE Investment Corp.	8,084	156,830
Redwood Trust, Inc.(a)	9,715	158,257
Sutherland Asset Management Corp.(a)	8,108	127,296
Two Harbors Investment Corp.	9,300	93,744

		1,984,358

Multiline Retail — 0.2%
Dollar General Corp.	22,610	1,832,541
Next PLC (United Kingdom)	12,151	856,552
Tokmanni Group Corp. (Finland)	16,773	141,897

		2,830,990

Multi-Utilities — 0.3%
Black Hills Corp.	2,095	144,283
DTE Energy Co.	14,812	1,590,216
NiSource, Inc.	21,167	541,664
Sempra Energy	7,103	810,665

		3,086,828

Oil, Gas & Consumable Fuels — 2.6%
Andeavor	9,664	996,842
BP PLC (United Kingdom), ADR	4,260	163,712
Canadian Natural Resources Ltd. (Canada), (NYSE)	43,104	1,443,553
Canadian Natural Resources Ltd. (Canada), (XTSE)	39,800	1,332,993
Cheniere Energy, Inc.*	390	17,566

	Shares	Value
COMMON STOCKS (Continued)
Oil, Gas & Consumable Fuels (cont’d.)
Chevron Corp.	7,361	$864,918
Delek US Holdings, Inc.	2,471	66,050
Devon Energy Corp.	8,202	301,095
Diamondback Energy, Inc.*	4,517	442,485
Enbridge, Inc. (Canada)	21,031	879,937
Encana Corp. (Canada)	38,964	458,996
Energen Corp.*	5,256	287,398
EOG Resources, Inc.	27,501	2,660,447
Exxon Mobil Corp.	30,106	2,468,090
Gulfport Energy Corp.*	11,966	171,592
HollyFrontier Corp.	1,824	65,609
Inpex Corp. (Japan)	51,900	552,879
Kosmos Energy Ltd. (Ghana)*(a)	38,766	308,577
Marathon Petroleum Corp.	15,742	882,811
Matador Resources Co.*(a)	11,000	298,650
Noble Energy, Inc.	12,515	354,925
Occidental Petroleum Corp.	41,137	2,641,407
Panhandle Oil and Gas, Inc. (Class A Stock)	4,600	109,480
Parsley Energy, Inc. (Class A Stock)*	9,600	252,864
Renewable Energy Group, Inc.*(a)	9,319	113,226
Royal Dutch Shell PLC (Netherlands) (Class A Stock), ADR	26,200	1,587,196
Seven Generations Energy Ltd. (Canada) (Class A Stock)*	36,257	573,603
SM Energy Co.	12,531	222,300
Targa Resources Corp.	7,590	359,007
TOTAL SA (France)	74,493	3,999,838
TOTAL SA (France), ADR(a)	37,925	2,029,746
TransCanada Corp. (Canada)	70,693	3,494,355
YPF SA (Argentina), ADR	17,900	398,812
Zion Oil & Gas, Inc.*(a)	36,700	125,147

		30,926,106

Paper & Forest Products — 0.0%
Daio Paper Corp. (Japan)	19,600	231,502
Quintis Ltd. (Australia)^(a)	93,801	74

		231,576

Personal Products — 0.1%
Beiersdorf AG (Germany)	3,820	411,281
Edgewell Personal Care Co.*	2,420	176,103
LG Household & Health Care Ltd. (South Korea)	828	677,598
Natural Health Trends Corp.	3,460	82,694
Nu Skin Enterprises, Inc. (Class A Stock)	3,577	219,914
Oriflame Holding AG (Switzerland)*	4,808	164,217

		1,731,807

Pharmaceuticals — 3.5%
Allergan PLC	4,452	912,437
Astellas Pharma, Inc. (Japan)	229,000	2,914,608
AstraZeneca PLC (United Kingdom), ADR(a)	64,500	2,185,260
Bayer AG (Germany)	33,796	4,616,621
Chugai Pharmaceutical Co. Ltd. (Japan)	21,300	885,146
CSPC Pharmaceutical Group Ltd. (China)	142,000	238,645
GlaxoSmithKline PLC (United Kingdom), ADR(a)	61,978	2,516,307

A1305

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Pharmaceuticals (cont’d.)
Innoviva, Inc.*(a)	9,134	$128,972
Intra-Cellular Therapies, Inc.*	6,140	96,889
Johnson & Johnson	19,403	2,522,584
Laboratorios Farmaceuticos Rovi SA (Spain)	10,104	194,532
Medicines Co. (The)*(a)	5,400	200,016
Merck & Co., Inc.	87,795	5,621,514
Merck KGaA (Germany)	7,066	786,959
Novartis AG (Switzerland)	14,565	1,249,312
Pacira Pharmaceuticals, Inc.*	4,495	168,787
Perrigo Co. PLC(a)	9,474	801,974
Pfizer, Inc.	140,133	5,002,748
Roche Holding AG (Switzerland)	19,428	4,966,188
Sanofi (France)	29,704	2,956,918
Sino Biopharmaceutical Ltd. (Hong Kong)	413,000	437,547
Supernus Pharmaceuticals, Inc.*	7,050	282,000
Theravance Biopharma, Inc. (Cayman Islands)*(a)	4,390	150,314
Tong Ren Tang Technologies Co. Ltd. (China) (Class H Stock)	24,000	30,698
Zoetis, Inc.	31,219	1,990,523

		41,857,499

Professional Services — 0.5%
Capita PLC (United Kingdom)	168,602	1,275,665
CBIZ, Inc.*	11,651	189,329
DKSH Holding AG (Switzerland)	3,462	294,187
DLH Holdings Corp.*	13,330	86,378
Equifax, Inc.	15,103	1,600,767
Experian PLC (United Kingdom)	68,953	1,385,034
Exponent, Inc.	2,350	173,665
IHS Markit Ltd.*	3,494	154,016
Intertrust NV (Netherlands), 144A	8,714	141,540
ManpowerGroup, Inc.	2,401	282,886
Persol Holdings Co. Ltd. (Japan)	13,900	323,874

		5,907,341

Real Estate Management & Development — 0.5%
ADO Properties SA (Germany), 144A	3,417	169,071
Altus Group Ltd. (Canada)	8,600	218,972
BR Malls Participacoes SA (Brazil)	49,399	220,858
Brasil Brokers Participacoes SA (Brazil)*	74,500	29,168
China Overseas Land & Investment Ltd. (China)	272,000	887,458
CK Asset Holdings Ltd. (Hong Kong)	131,384	1,092,239
Emaar Properties PJSC (United Arab Emirates)	297,495	689,073
Hongkong Land Holdings Ltd. (Hong Kong)	121,800	876,960
Iguatemi Empresa de Shopping Centers SA (Brazil)	18,700	230,861
Jones Lang LaSalle, Inc.	2,336	288,496
PSP Swiss Property AG (Switzerland)	8,422	776,178
Realogy Holdings Corp.	5,674	186,958
RMR Group, Inc. (The) (Class A Stock)	2,474	127,040
St. Joe Co. (The)*	16,100	303,485

		6,096,817

	Shares	Value
COMMON STOCKS (Continued)
Road & Rail — 0.2%
Canadian Pacific Railway Ltd. (Canada), (NYSC)	1,027	$172,567
Canadian Pacific Railway Ltd. (Canada), (XTSE)	6,999	1,175,596
CSX Corp.	695	37,711
Hertz Global Holdings, Inc.*(a)	7,907	176,801
Kansas City Southern	3,190	346,689
Old Dominion Freight Line, Inc.	266	29,289
Union Pacific Corp.	8,745	1,014,158

		2,952,811

Semiconductors & Semiconductor Equipment — 1.6%
Advanced Process Systems Corp. (South Korea)*	4,779	167,667
Aixtron SE (Germany)*	31,387	423,445
Amkor Technology, Inc.*	633	6,678
Analog Devices, Inc.	2,122	182,853
Applied Materials, Inc.	11,362	591,847
ASML Holding NV (Netherlands)	5,987	1,023,039
ASML Holding NV (Netherlands)	203	34,754
Broadcom Ltd.	10,752	2,607,790
Cree, Inc.*(a)	13,004	366,583
Cypress Semiconductor Corp.(a)	15,029	225,736
Disco Corp. (Japan)	1,200	244,566
Integrated Device Technology, Inc.*	15,100	401,358
IQE PLC (United Kingdom)*(a)	391,687	655,276
KLA-Tencor Corp.	973	103,138
Lam Research Corp.	678	125,457
LEENO Industrial, Inc. (South Korea)	2,626	112,365
Maxim Integrated Products, Inc.	1,000	47,710
Microchip Technology, Inc.(a)	13,499	1,211,940
Microsemi Corp.*	8,200	422,136
NXP Semiconductors NV (Netherlands)*	8,515	962,961
QUALCOMM, Inc.	34,046	1,764,945
Realtek Semiconductor Corp. (Taiwan)	50,000	172,733
Renesas Electronics Corp. (Japan)*	33,100	360,740
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	416,000	2,979,583
Texas Instruments, Inc.	21,544	1,931,204
Xilinx, Inc.	15,910	1,126,905
Xperi Corp.	12,600	318,780

		18,572,189

Software — 3.7%
ACI Worldwide, Inc.*	6,400	145,792
Activision Blizzard, Inc.	2,674	172,500
Alfa Financial Software Holdings PLC (United Kingdom), 144A*	36,783	249,349
Aspen Technology, Inc.*	268	16,833
CDK Global, Inc.	9,404	593,298
Computer Modelling Group Ltd. (Canada)	6,092	44,723
Dell Technologies, Inc. (Class V Stock)*	1,200	92,652
Descartes Systems Group, Inc. (The) (Canada)*	7,700	210,003
Digimarc Corp.*(a)	4,790	175,314
Douzone Bizon Co. Ltd. (South Korea)	5,979	163,101
Electronic Arts, Inc.*	14,586	1,722,023
Ellie Mae, Inc.*	2,980	244,747
Finjan Holdings, Inc.*	33,750	79,313

A1306

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Software (cont’d.)
Guidewire Software, Inc.*	10,335	$ 804,683
Intuit, Inc.	17,393	2,472,241
Manhattan Associates, Inc.*	6,653	276,565
Microsoft Corp.	258,589	19,262,295
MYOB Group Ltd. (Australia)	77,250	209,014
Netmarble Games Corp. (South Korea), 144A*	2,856	377,572
Nintendo Co. Ltd. (Japan)	700	258,113
Nuance Communications, Inc.*	25,245	396,851
Playtech PLC (United Kingdom)	122,009	1,502,207
PTC, Inc.*	4,453	250,615
Red Hat, Inc.*	7,366	816,595
salesforce.com, Inc.*	29,462	2,752,340
ServiceNow, Inc.*	16,862	1,981,791
Snap, Inc. (Class A Stock)*(a)	21,073	306,401
Splunk, Inc.*	2,100	139,503
Square Enix Holdings Co. Ltd. (Japan)	28,600	1,077,102
SS&C Technologies Holdings, Inc.	15,455	620,518
Symantec Corp.	95,594	3,136,439
Synopsys, Inc.*	14,572	1,173,483
Tableau Software, Inc. (Class A Stock)*	4,896	366,661
Ultimate Software Group, Inc. (The)*(a)	2,772	525,571
WANdisco PLC (United Kingdom)*	17,519	188,972
Workday, Inc. (Class A Stock)*	8,287	873,367
Zynga, Inc. (Class A Stock)*	34,316	129,714

		43,808,261

Specialty Retail — 0.9%
Burlington Stores, Inc.*	3,692	352,438
Chow Sang Sang Holdings International Ltd. (Hong Kong)	73,000	167,027
Dick’s Sporting Goods, Inc.	5,628	152,012
Dufry AG (Switzerland)*	1,995	317,113
Francesca’s Holdings Corp.*	1,659	12,210
GNC Holdings, Inc. (Class A Stock)	5,364	47,418
Hikari Tsushin, Inc. (Japan)	2,600	326,177
Home Depot, Inc. (The)	16,540	2,705,282
Kingfisher PLC (United Kingdom)	252,973	1,012,822
L Brands, Inc.(a)	22,698	944,464
Lowe’s Cos., Inc.	6,578	525,845
Maisons du Monde SA (France), 144A	8,868	389,583
Michaels Cos., Inc. (The)*	7,690	165,104
Monro, Inc.	3,620	202,901
Office Depot, Inc.	54,242	246,259
O’Reilly Automotive, Inc.*	390	83,994
RH*(a)	3,212	225,868
Ross Stores, Inc.	36,215	2,338,403
Tractor Supply Co.	5,717	361,829
VT Holdings Co. Ltd. (Japan)	30,700	175,860
XXL ASA (Norway), 144A	24,290	264,713
Yellow Hat Ltd. (Japan)	7,300	207,110

		11,224,432

Technology Hardware, Storage & Peripherals — 1.1%
3D Systems Corp.*	126	1,687
Apple, Inc.	57,015	8,787,152
Hewlett Packard Enterprise Co.	14,451	212,574
NCR Corp.*	10,884	408,368

	Shares	Value
COMMON STOCKS (Continued)
Technology Hardware, Storage & Peripherals (cont’d.)
Samsung Electronics Co. Ltd. (South Korea)	1,356	$3,051,303
Western Digital Corp.	5,986	517,190
Xaar PLC (United Kingdom)	27,649	165,606

		13,143,880

Textiles, Apparel & Luxury Goods — 0.3%
Asics Corp. (Japan)	32,800	489,199
Brunello Cucinelli SpA (Italy)(a)	5,127	158,963
Burberry Group PLC (United Kingdom)	57,080	1,347,745
Carter’s, Inc.(a)	2,830	279,463
Coach, Inc.	8,197	330,175
Columbia Sportswear Co.	3,120	192,130
Luthai Textile Co. Ltd. (China) (Class B Stock)	159,376	180,054
Moncler SpA (Italy)	8,312	240,162
NIKE, Inc. (Class B Stock)	3,880	201,178
Pacific Textiles Holdings Ltd. (Hong Kong)	163,000	167,690
Skechers U.S.A., Inc. (Class A Stock)*	11,560	290,040
Ted Baker PLC (United Kingdom)	5,080	180,713

		4,057,512

Thrifts & Mortgage Finance — 0.2%
Greene County Bancorp, Inc.(a)	1,250	37,563
Hamilton Bancorp, Inc.*	410	6,027
Hingham Institution for Savings	330	62,789
Kentucky First Federal Bancorp	600	5,880
LendingTree, Inc.*(a)	1,700	415,565
New York Community Bancorp, Inc.	31,696	408,561
Ocwen Financial Corp.*	37,818	130,094
Radian Group, Inc.	21,280	397,723
Severn Bancorp, Inc.*	726	5,082
TFS Financial Corp.	20,200	325,826
Walter Investment Management Corp.*	1,768	1,047
Waterstone Financial, Inc.	9,160	178,620

		1,974,777

Tobacco — 1.3%
British American Tobacco PLC (United Kingdom)	77,389	4,844,834
Japan Tobacco, Inc. (Japan)	69,700	2,284,136
KT&G Corp. (South Korea)	6,423	592,719
Philip Morris International, Inc.	70,441	7,819,655
Vector Group Ltd.(a)	6,395	130,895

		15,672,239

Trading Companies & Distributors — 0.5%
AeroCentury Corp.*	5,370	76,171
Ahlsell AB (Sweden), 144A	40,145	261,120
Brenntag AG (Germany)	3,981	221,923
Hanwa Co. Ltd. (Japan)	5,600	201,119
HD Supply Holdings, Inc.*	11,881	428,548
Herc Holdings, Inc.*	5,802	285,052
Huttig Building Products, Inc.*(a)	30,250	213,565
IMCD Group NV (Netherlands)	5,446	333,931
Rexel SA (France)	58,922	1,019,324
Sumitomo Corp. (Japan)	198,000	2,850,686

		5,891,439

A1307

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

		Shares	Value
COMMON STOCKS (Continued)
Transportation Infrastructure — 0.1%
DP World Ltd. (United Arab Emirates)		29,308	$658,258

Water Utilities — 0.0%
American States Water Co.		4,075	200,694
Artesian Resources Corp. (Class A Stock)		2,810	106,218
California Water Service Group		7,370	281,166
Pure Cycle Corp.*		4,300	32,250

			620,328

Wireless Telecommunication Services — 0.4%
Sarana Menara Nusantara Tbk PT (Indonesia)		2,222,300	738,108
Shenandoah Telecommunications Co.		8,200	305,040
SmarTone Telecommunications Holdings Ltd. (Hong Kong)		85,000	102,016
TIM Participacoes SA (Brazil), ADR		6,587	120,410
T-Mobile US, Inc.*		10,270	633,248
Vodafone Group PLC (United Kingdom)		410,342	1,149,033
Vodafone Group PLC (United Kingdom), ADR		57,046	1,623,529

			4,671,384

TOTAL COMMON STOCKS (cost $755,542,302)			888,883,955

PREFERRED STOCKS — 0.1%
Biotechnology — 0.0%
Grifols SA (Spain) (Class B Stock)		656	14,320

Electric Utilities — 0.1%
NextEra Energy, Inc. 6.123%		12,647	699,126

Health Care Equipment & Supplies — 0.0%
Becton, Dickinson & Co. 6.125%		5,935	327,968

Machinery — 0.0%
Marcopolo SA (Brazil) (PRFC)		299,700	409,738

TOTAL PREFERRED STOCKS (cost $1,190,100)			1,451,152

Interest Rate	Maturity Date	Principal Amount (000)#
ASSET-BACKED SECURITIES — 0.5%
Automobiles — 0.2%
AmeriCredit Automobile Receivables Trust,
Series 2014-2, Class B
1.600%	07/08/19	6	6,214
Series 2014-4, Class D
3.070%	11/09/20	250	252,926
Series 2015-4, Class A3
1.700%	07/08/20	360	359,952
Series 2017-1, Class A3
1.870%	08/18/21	50	49,982
Enterprise Fleet Financing LLC,
Series 2015-1, Class A3, 144A
1.740%	09/20/20	200	199,852
Series 2017-1, Class A2, 144A
2.130%	07/20/22	200	200,547
GMF Floorplan Owner Revolving Trust,
Series 2017-1, Class A1, 144A
2.220%	01/18/22	130	130,495

Interest Rate	Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)
Automobiles (cont’d.)
Santander Drive Auto Receivables Trust,
Series 2015-2, Class C
2.440%	04/15/21	500	$502,437
Volkswagen Auto Loan Enhanced Trust,
Series 2014-1, Class A4
1.450%	09/21/20	34	34,201
Wheels SPV 2 LLC,
Series 2016-1A, Class A2, 144A
1.590%	05/20/25	162	161,628
World Omni Auto Receivables Trust,
Series 2016-A, Class A3
1.770%	09/15/21	165	165,017

			2,063,251

Collateralized Loan Obligations — 0.1%
ALM Ltd. (Cayman Islands),
Series 2014-14A, Class A1R, 3 Month LIBOR + 1.150%, 144A
2.464%(c)	07/28/26	250	250,057
ALM XI Ltd.,
Series 2014-11A, Class A2AR, 3 Month LIBOR + 1.550%, 144A
2.854%(c)	10/17/26	250	250,101
OZLM Ltd. (Cayman Islands),
Series 2014-8A, Class A1AR, 3 Month LIBOR + 1.130%, 144A
2.434%(c)	10/17/26	250	250,209

			750,367

Consumer Loans — 0.0%
Springleaf Funding Trust,
Series 2016-AA, Class A, 144A
2.900%	11/15/29	135	135,376

Credit Cards — 0.1%
Barclays Dryrock Issuance Trust,
Series 2015-1, Class A
2.200%	12/15/22	100	100,441
Discover Card Execution Note Trust,
Series 2014-A5, Class A
1.390%	04/15/20	220	220,000
Synchrony Credit Card Master Note Trust,
Series 2012-2, Class A
2.220%	01/15/22	400	402,419
Series 2014-1, Class A
1.610%	11/15/20	145	145,036
Series 2015-2, Class A
1.600%	04/15/21	200	200,081

			1,067,977

Equipment — 0.0%
CNH Equipment Trust,
Series 2014-B, Class A4
1.610%	05/17/21	29	29,301
GreatAmerica Leasing Receivables Funding LLC,
Series 2017-1, Class A3, 144A
2.060%	06/22/20	100	100,126
John Deere Owner Trust,
Series 2014-B, Class A3
1.070%	11/15/18	10	9,780

A1308

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)
Equipment (cont’d.)
Series 2016-B, Class A3
1.250%	06/15/20	80	$79,661
Kubota Credit Owner Trust,
Series 2015-1A, Class A3, 144A
1.540%	03/15/19	106	106,377
Volvo Financial Equipment LLC,
Series 2017-1A, Class A3, 144A
1.920%	03/15/21	50	49,998

			375,243

Other — 0.1%
Arbys Funding LLC,
Series 2015-1A, Class A2, 144A
4.969%	10/30/45	197	202,311
DB Master Finance LLC,
Series 2015-1A, Class A2II, 144A
3.980%	02/20/45	185	189,516
Series 2017-1A, Class A2I, 144A
3.629%	11/20/47	225	224,978
Diamond Resorts Owner Trust,
Series 2014-1, Class A, 144A
2.540%	05/20/27	32	32,051
Jimmy Johns Funding LLC,
Series 2017-1A, Class A2I, 144A
3.610%	07/30/47	135	135,713
MVW Owner Trust,
Series 2014-1A, Class A, 144A
2.250%	09/22/31	42	41,847
Nationstar HECM Loan Trust,
Series 2016-2A, Class A, 144A
2.239%(cc)	06/25/26	32	32,189
Series 2016-3A, Class A, 144A
2.013%	08/25/26	51	51,574
Sierra Timeshare Receivables Funding LLC,
Series 2014-2A, Class A, 144A
2.050%(cc)	06/20/31	18	17,543
Series 2014-3A, Class A, 144A
2.300%	10/20/31	22	22,197
Wendys Funding LLC,
Series 2015-1A, Class A2II, 144A
4.080%	06/15/45	147	150,532

			1,100,451

Residential Mortgage-Backed Securities — 0.0%
Towd Point Mortgage Trust,
Series 2015-4, Class A1B, 144A
2.750%(cc)	04/25/55	66	66,223
Series 2016-1, Class A1B, 144A
2.750%(cc)	02/25/55	109	109,177
Series 2016-2, Class A1A, 144A
2.750%(cc)	08/25/55	91	91,255
Series 2016-3, Class A1, 144A
2.250%(cc)	04/25/56	94	93,705

			360,360

Interest Rate	Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)
Student Loans — 0.0%
SMB Private Education Loan Trust,
Series 2015-A, Class A2A, 144A
2.490%	06/15/27	100	$100,335

TOTAL ASSET-BACKED SECURITIES (cost $5,938,494)			5,953,360

COMMERCIAL MORTGAGE-BACKED SECURITIES — 0.3%
Citigroup Commercial Mortgage Trust,
Series 2014-GC19, Class A1
1.199%	03/10/47	1	1,259
Series 2014-GC21, Class AS
4.026%	05/10/47	50	53,082
Series 2014-GC25, Class A1
1.485%	10/10/47	6	5,942
Series 2015-GC27, Class A5
3.137%	02/10/48	235	236,752
Series 2016-GC36, Class A5
3.616%	02/10/49	400	415,100
Series 2017-P7, Class AS
3.915%	04/14/50	195	202,885
COMM 2014-CCRE15 Mortgage Trust,
Series 2014-CR15, Class A1
1.218%	02/10/47	5	4,649
COMM 2014-UBS4 Mortgage Trust,
Series 2014-UBS4, Class C
4.781%(cc)	08/10/47	240	242,709
Commercial Mortgage Trust,
Series 2014-CR20, Class A1
1.324%	11/10/47	20	19,760
Series 2014-LC15, Class B
4.599%(cc)	04/10/47	20	21,142
Series 2014-UBS2, Class A1
1.298%	03/10/47	6	5,998
Series 2014-UBS4, Class A1
1.309%	08/10/47	5	5,405
Series 2014-UBS5, Class A1
1.373%	09/10/47	13	13,244
Series 2015-CR26, Class A4
3.630%	10/10/48	400	415,962
Series 2015-LC21, Class A4
3.708%	07/10/48	260	272,225
Series 2015-PC1, Class A5
3.902%	07/10/50	190	200,613
FHLMC Multifamily Structured Pass-Through Certificates,
Series K023, Class A1
1.583%	04/25/22	50	49,064
Series K025, Class A1
1.875%	04/25/22	14	13,990
Series K057, Class A1
2.206%	06/25/25	158	156,433
Series K716, Class A1
2.413%	08/25/47	45	45,302
GS Mortgage Securities Trust,
Series 2014-GC22, Class A1
1.290%	06/10/47	6	6,224
Series 2014-GC24, Class A1
1.509%	09/10/47	108	107,380

A1309

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
Series 2014-GC26, Class A5
3.629%	11/10/47	245	$255,156
JP Morgan Chase Commercial Mortgage Securities Trust,
Series 2014-C20, Class A1
1.268%	07/15/47	8	7,538
JPMBB Commercial Mortgage Securities Trust,
Series 2014-C19, Class AS
4.243%(cc)	04/15/47	30	31,728
Series 2014-C22, Class A1
1.451%	09/15/47	10	10,236
Series 2014-C23, Class A1
1.650%	09/15/47	19	19,364
Series 2014-C24, Class A1
1.539%	11/15/47	9	8,555
Series 2015-C31, Class A3
3.801%	08/15/48	150	157,684
JPMDB Commercial Mortgage Securities Trust,
Series 2016-C2, Class A4
3.144%	06/15/49	110	110,764
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2014-C16, Class A1
1.294%	06/15/47	3	2,979
Series 2014-C17, Class A5
3.741%	08/15/47	115	120,344
Series 2014-C17, Class B
4.464%(cc)	08/15/47	60	63,170
Series 2014-C18, Class A1
1.686%	10/15/47	27	26,931
Wells Fargo Commercial Mortgage Trust,
Series 2016-C34, Class A4
3.096%	06/15/49	270	269,730
WFRBS Commercial Mortgage Trust,
Series 2014-C19, Class A1
1.233%	03/15/47	11	10,524
Series 2014-C20, Class AS
4.176%	05/15/47	40	42,076
Series 2014-C21, Class A1
1.413%	08/15/47	20	19,541
Series 2014-C22, Class A1
1.479%	09/15/57	22	21,601

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $3,720,173)			3,673,041

CORPORATE BONDS — 4.5%
Advertising — 0.1%
Interpublic Group of Cos., Inc. (The),
Sr. Unsec’d. Notes
2.250%	11/15/17	50	50,017
4.000%	03/15/22	120	126,135
4.200%	04/15/24	35	36,766
Omnicom Group, Inc.,
Gtd. Notes
3.600%	04/15/26	150	151,215
3.650%	11/01/24	125	127,879

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Advertising (cont’d.)
WPP Finance 2010 (United Kingdom),
Gtd. Notes
3.750%	09/19/24	85	$87,037

			579,049

Aerospace & Defense — 0.1%
Harris Corp.,
Sr. Unsec’d. Notes
1.999%	04/27/18	270	270,471
3.832%	04/27/25	40	41,488
Lockheed Martin Corp.,
Sr. Unsec’d. Notes
3.550%	01/15/26	300	309,644

			621,603

Agriculture — 0.1%
BAT Capital Corp. (United Kingdom),
Gtd. Notes, 144A
2.764%	08/15/22	285	286,601
Imperial Brands Finance PLC (United Kingdom),
Gtd. Notes, 144A
2.050%	07/20/18	200	200,080
Reynolds American, Inc. (United Kingdom),
Gtd. Notes
2.300%	06/12/18	85	85,374

			572,055

Airlines — 0.1%
American Airlines 2014-1 Class A,
Pass-Through Certificates
3.700%	04/01/28	81	84,142
American Airlines 2016-1 Class B,
Pass-Through Certificates
5.250%	07/15/25	413	440,270
Delta Air Lines 2009-1 Class A,
Pass-Through Certificates
7.750%	06/17/21	17	18,770
Delta Air Lines 2015-1 Class B,
Pass-Through Certificates
4.250%	01/30/25	130	135,630
Delta Air Lines, Inc.,
Sr. Unsec’d. Notes
2.875%	03/13/20	345	348,880
United Airlines 2014-1 Class B,
Pass-Through Certificates
4.750%	10/11/23	20	21,231
United Airlines 2014-2 Class B Pass-Through Trust,
Pass-Through Certificates
4.625%	03/03/24	110	113,612
United Airlines 2016-1 Class A,
Pass-Through Certificates
3.450%	01/07/30	195	197,681
United Airlines 2016-2 Class A,
Pass-Through Certificates
3.100%	04/07/30	195	192,619

			1,552,835

A1310

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Auto Manufacturers — 0.1%
BMW US Capital LLC (Germany),
Gtd. Notes, 144A
1.450%	09/13/19	250	$248,641
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
2.145%	01/09/18	200	200,250
General Motors Co.,
Sr. Unsec’d. Notes
3.500%	10/02/18	60	60,974
General Motors Financial Co., Inc.,
Gtd. Notes
3.100%	01/15/19	55	55,776
3.150%	01/15/20	90	91,573
PACCAR Financial Corp.,
Sr. Unsec’d. Notes, MTN
1.300%	05/10/19	225	223,471
1.950%	02/27/20	135	135,076

			1,015,761

Auto Parts & Equipment — 0.0%
Delphi Automotive PLC,
Gtd. Notes
3.150%	11/19/20	115	117,664
Delphi Corp. (United Kingdom),
Gtd. Notes
4.150%	03/15/24	25	26,523

			144,187

Banks — 1.2%
ABN AMRO Bank NV (Netherlands),
Sr. Unsec’d. Notes, 144A
2.100%	01/18/19	200	200,614
Sub. Notes, 144A
4.750%	07/28/25	200	212,338
ANZ New Zealand Int’l Ltd. (New Zealand),
Gtd. Notes, 144A
2.200%	07/17/20	200	200,164
Bank of America Corp.,
Sr. Unsec’d. Notes, GMTN
3.500%	04/19/26	190	193,168
Sr. Unsec’d. Notes, MTN
2.650%	04/01/19	115	116,035
3.824%	01/20/28	300	308,461
4.100%	07/24/23	35	37,268
4.125%	01/22/24	225	239,370
Sub. Notes, MTN
4.200%	08/26/24	10	10,517
4.450%	03/03/26	225	237,878
BPCE SA (France),
Gtd. Notes, MTN, 144A
3.000%	05/22/22	250	251,381
Sub. Notes, MTN, 144A
4.875%	04/01/26	200	212,389
Branch Banking & Trust Co.,
Sr. Unsec’d. Notes
1.450%	05/10/19	250	248,581
Capital One NA,
Sr. Unsec’d. Notes
1.850%	09/13/19	350	347,543

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Banks (cont’d.)
Citigroup, Inc.,
Sr. Unsec’d. Notes
2.350%	08/02/21	205	$203,531
3.887%	01/10/28	745	764,810
5.875%	01/30/42	25	31,860
Citizens Bank NA,
Sr. Unsec’d. Notes, MTN
2.500%	03/14/19	250	251,761
2.550%	05/13/21	250	251,046
Citizens Financial Group, Inc.,
Sr. Unsec’d. Notes
2.375%	07/28/21	30	29,810
Sub. Notes
4.300%	12/03/25	129	135,036
Commonwealth Bank of Australia (Australia),
Sr. Unsec’d. Notes, MTN, 144A
5.000%	10/15/19	100	106,005
Sub. Notes, 144A
4.500%	12/09/25	250	261,562
Credit Suisse Group AG (Switzerland),
Sr. Unsec’d. Notes, 144A
2.997%	12/14/23	575	573,293
Danske Bank A/S (Denmark),
Sr. Unsec’d. Notes, 144A
2.200%	03/02/20	350	350,771
Fifth Third Bancorp,
Sub. Notes
4.300%	01/16/24	30	31,778
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes
2.000%	04/25/19	175	174,973
3.000%	04/26/22	685	692,918
3.750%	05/22/25	125	128,517
Sub. Notes
4.250%	10/21/25	115	119,893
HSBC Holdings PLC (United Kingdom),
Sr. Unsec’d. Notes
3.262%	03/13/23	375	382,753
ING Groep NV (Netherlands),
Sr. Unsec’d. Notes
3.150%	03/29/22	200	203,806
Intesa Sanpaolo SpA (Italy),
Sr. Unsec’d. Notes, 144A
3.125%	07/14/22	200	200,494
JPMorgan Chase & Co.,
Sr. Unsec’d. Notes
1.625%	05/15/18	175	174,945
3.125%	01/23/25	125	125,916
3.782%	02/01/28	355	365,321
3.882%	07/24/38	310	312,520
Sub. Notes
3.375%	05/01/23	375	382,813
4.250%	10/01/27	175	184,551
Kreditanstalt fuer Wiederaufbau (Germany),
Gov’t. Gtd. Notes
2.125%	03/07/22	400	401,503
Manufacturers & Traders Trust Co.,
Sub. Notes
3.400%	08/17/27	250	250,569

A1311

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Banks (cont’d.)
Morgan Stanley,
Sr. Unsec’d. Notes, GMTN
2.375%	07/23/19	150	$150,955
Sr. Unsec’d. Notes, MTN
2.125%	04/25/18	75	75,213
3.125%	07/27/26	500	490,433
3.971%	07/22/38	190	191,085
4.300%	01/27/45	170	178,206
Nordea Bank AB (Sweden),
Sr. Unsec’d. Notes, 144A
2.125%	05/29/20	375	375,098
Northern Trust Corp.,
Sr. Unsec’d. Notes
2.375%	08/02/22	25	25,144
PNC Financial Services Group, Inc. (The),
Sr. Unsec’d. Notes
3.300%	03/08/22	335	347,087
Regions Bank,
Sr. Unsec’d. Notes
2.250%	09/14/18	250	251,058
Royal Bank of Canada (Canada),
Sr. Unsec’d. Notes, GMTN
2.150%	03/15/19	45	45,244
Santander UK PLC (United Kingdom),
Sr. Unsec’d. Notes
2.350%	09/10/19	50	50,344
Sumitomo Mitsui Banking Corp. (Japan),
Gtd. Notes, GMTN
1.950%	07/23/18	250	250,504
Toronto-Dominion Bank (The) (Canada),
Sr. Unsec’d. Notes, GMTN
1.450%	09/06/18	225	224,668
1.750%	07/23/18	195	195,142
Sub. Notes
3.625%	09/15/31	35	34,851
U.S. Bancorp,
Sr. Unsec’d. Notes, MTN
3.000%	03/15/22	50	51,531
UBS Group Funding Switzerland AG (Switzerland),
Gtd. Notes, 144A
3.000%	04/15/21	200	202,753
4.125%	09/24/25	200	210,382
Wells Fargo & Co.,
Sr. Unsec’d. Notes
3.069%	01/24/23	910	925,590
Sr. Unsec’d. Notes, MTN
3.500%	03/08/22	70	72,704
Westpac Banking Corp. (Australia),
Sr. Unsec’d. Notes
2.150%	03/06/20	450	451,539

			14,707,993

Beverages — 0.1%
Anheuser-Busch InBev Finance, Inc. (Belgium),
Gtd. Notes
3.650%	02/01/26	265	274,146

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Beverages (cont’d.)
Dr Pepper Snapple Group, Inc.,
Gtd. Notes
2.550%	09/15/26	320	$301,676

			575,822

Biotechnology — 0.1%
Baxalta, Inc.,
Gtd. Notes
2.875%	06/23/20	75	76,120
Biogen, Inc.,
Sr. Unsec’d. Notes
3.625%	09/15/22	60	63,065
Celgene Corp.,
Sr. Unsec’d. Notes
2.300%	08/15/18	415	417,359
3.550%	08/15/22	155	162,016
4.625%	05/15/44	185	199,595
Gilead Sciences, Inc.,
Sr. Unsec’d. Notes
1.850%	09/20/19	200	200,158
3.250%	09/01/22	55	56,807

			1,175,120

Building Materials — 0.0%
Holcim US Finance Sarl & Cie SCS (Switzerland),
Gtd. Notes, 144A
6.000%	12/30/19	20	21,562
Vulcan Materials Co.,
Sr. Unsec’d. Notes
4.500%	06/15/47	75	76,085

			97,647

Chemicals — 0.0%
Potash Corp. of Saskatchewan, Inc. (Canada),
Sr. Unsec’d. Notes
4.000%	12/15/26	80	83,433
Solvay Finance America LLC (Belgium),
Gtd. Notes, 144A
3.400%	12/03/20	200	206,399

			289,832

Commercial Services — 0.1%
Ecolab, Inc.,
Sr. Unsec’d. Notes
1.550%	01/12/18	100	99,951
ERAC USA Finance LLC,
Gtd. Notes, 144A
2.800%	11/01/18	25	25,204
3.850%	11/15/24	10	10,383
George Washington University (The),
Unsec’d. Notes
3.545%	09/15/46	60	56,779
4.300%	09/15/44	75	80,967
HPHT Finance 15 Ltd. (Hong Kong),
Gtd. Notes, 144A
2.250%	03/17/18	200	199,861
Massachusetts Institute of Technology,
Unsec’d. Notes
3.959%	07/01/38	75	81,115

A1312

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Commercial Services (cont’d.)
President and Fellows of Harvard College,
Unsec’d. Notes
3.150%	07/15/46	425	$409,951
3.619%	10/01/37	35	36,461
Transurban Finance Co. Pty Ltd. (Australia),
Sr. Sec’d. Notes, 144A
3.375%	03/22/27	35	34,388
4.125%	02/02/26	30	31,209

			1,066,269

Computers — 0.2%
Apple, Inc.,
Sr. Unsec’d. Notes
1.900%	02/07/20	250	250,862
3.200%	05/11/27	955	972,299
3.250%	02/23/26	450	462,238
DXC Technology Co.,
Sr. Unsec’d. Notes
2.875%	03/27/20	205	207,734
Hewlett Packard Enterprise Co.,
Sr. Unsec’d. Notes
2.850%	10/05/18	225	227,249
Sr. Unsec’d. Notes, 144A
2.100%	10/04/19	130	130,044

			2,250,426

Consumer Finance — 0.0%
GATX Corp.,
Sr. Unsec’d. Notes
3.250%	09/15/26	375	369,409

Diversified Financial Services — 0.1%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Netherlands),
Gtd. Notes
3.500%	05/26/22	150	153,596
AIG Global Funding,
Sr. Sec’d. Notes, 144A
2.150%	07/02/20	145	144,796
Air Lease Corp.,
Sr. Unsec’d. Notes
3.625%	04/01/27	150	150,102
American Express Co.,
Sr. Unsec’d. Notes
1.550%	05/22/18	35	34,995
American Express Credit Corp.,
Sr. Unsec’d. Notes
2.125%	07/27/18	50	50,228
Sr. Unsec’d. Notes, MTN
2.200%	03/03/20	325	326,701
Discover Financial Services,
Sr. Unsec’d. Notes
3.750%	03/04/25	75	75,294
Intercontinental Exchange, Inc.,
Gtd. Notes
2.750%	12/01/20	60	61,156
Jefferies Group LLC,
Sr. Unsec’d. Notes
5.125%	04/13/18	45	45,790

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Diversified Financial Services (cont’d.)
Visa, Inc.,
Sr. Unsec’d. Notes
4.150%	12/14/35	360	$392,943

			1,435,601

Electric — 0.3%
Appalachian Power Co.,
Sr. Unsec’d. Notes
4.400%	05/15/44	35	37,450
CMS Energy Corp.,
Sr. Unsec’d. Notes
4.875%	03/01/44	25	27,884
Dominion Energy, Inc.,
Jr. Sub. Notes
2.579%	07/01/20	35	35,292
Dominion Resources, Inc.,
Sr. Unsec’d. Notes
2.500%	12/01/19	110	110,943
Duke Energy Corp.,
Sr. Unsec’d. Notes
2.650%	09/01/26	55	52,597
3.750%	09/01/46	45	43,349
Duke Energy Progress LLC,
First Mortgage
3.700%	10/15/46	175	173,236
Exelon Corp.,
Sr. Unsec’d. Notes(a)
3.400%	04/15/26	400	402,220
5.150%	12/01/20	25	27,008
FirstEnergy Corp.,
Sr. Unsec’d. Notes
7.375%	11/15/31	235	312,627
Georgia Power Co.,
Sr. Unsec’d. Notes
2.000%	09/08/20	350	348,979
Ohio Power Co.,
Sr. Unsec’d. Notes
6.600%	03/01/33	295	377,915
PPL Capital Funding, Inc.,
Gtd. Notes
1.900%	06/01/18	20	20,009
Southern Co. (The),
Sr. Unsec’d. Notes
4.250%	07/01/36	140	144,859
4.400%	07/01/46	140	145,023
Southern Power Co.,
Sr. Unsec’d. Notes
1.850%	12/01/17	15	15,006
5.150%	09/15/41	35	38,074
State Grid Overseas Investment 2016 Ltd. (China),
Gtd. Notes, MTN, 144A
2.250%	05/04/20	350	349,138
TECO Finance, Inc.,
Gtd. Notes
5.150%	03/15/20	50	53,331
Trans-Allegheny Interstate Line Co.,
Sr. Unsec’d. Notes, 144A
3.850%	06/01/25	150	156,842

A1313

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Electric (cont’d.)
Virginia Electric & Power Co.,
Sr. Unsec’d. Notes
4.000%	01/15/43		250	$257,657

				3,129,439

Electronics — 0.0%
Agilent Technologies, Inc.,
Sr. Unsec’d. Notes
3.875%	07/15/23		85	88,021
Avnet, Inc.,
Sr. Unsec’d. Notes
4.625%	04/15/26		125	129,853
5.875%	06/15/20		25	26,813
Keysight Technologies, Inc.,
Sr. Unsec’d. Notes
3.300%	10/30/19		100	101,396

				346,083

Engineering & Construction — 0.0%
SBA Tower Trust, 144A
2.898%	10/11/44		160	160,991
MORTGAGE, 144A
2.877%	07/10/46		90	90,239

				251,230

Environmental Control — 0.0%
Republic Services, Inc.,
Sr. Unsec’d. Notes
5.500%	09/15/19		25	26,666

Foods — 0.1%
Danone SA (France),
Sr. Unsec’d. Notes, 144A
2.947%	11/02/26		250	242,621
Whole Foods Market, Inc.,
Gtd. Notes
5.200%	12/03/25		230	264,075

				506,696

Forest Products & Paper — 0.0%
International Paper Co.,
Sr. Unsec’d. Notes
4.750%	02/15/22		17	18,524
4.800%	06/15/44	(a)	25	26,885
West Fraser Timber Co. Ltd. (Canada),
Sr. Unsec’d. Notes, 144A
4.350%	10/15/24		90	86,631

				132,040

Gas — 0.1%
NiSource Finance Corp.,
Gtd. Notes
3.490%	05/15/27		295	298,598
3.950%	03/30/48		235	231,608

				530,206

Hand/Machine Tools — 0.0%
Stanley Black & Decker, Inc.,
Sub. Notes
2.451%	11/17/18		215	216,359

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Healthcare-Products — 0.1%
Abbott Laboratories,
Sr. Unsec’d. Notes
3.400%	11/30/23	140	$144,361
4.750%	11/30/36	185	204,325
Becton Dickinson & Co.,
Sr. Unsec’d. Notes
3.700%	06/06/27	360	363,992
Medtronic Global Holdings SCA,
Gtd. Notes
1.700%	03/28/19	400	399,788
Medtronic, Inc.,
Gtd. Notes
4.625%	03/15/45	150	170,616
Thermo Fisher Scientific, Inc.,
Sr. Unsec’d. Notes
2.150%	12/14/18	150	150,666
2.400%	02/01/19	20	20,135
2.950%	09/19/26	150	146,807

			1,600,690

Healthcare-Services — 0.1%
AHS Hospital Corp.,
Unsec’d. Notes
5.024%	07/01/45	175	207,264
Anthem, Inc.,
Sr. Unsec’d. Notes
4.650%	01/15/43	55	59,361
Baylor Scott & White Holdings,
Sec’d. Notes
3.967%	11/15/46	200	202,638
Unsec’d. Notes
4.185%	11/15/45	125	131,535
Humana, Inc.,
Sr. Unsec’d. Notes
2.625%	10/01/19	75	75,837
Memorial Sloan-Kettering Cancer Center,
Sr. Unsec’d. Notes
4.200%	07/01/55	75	78,529
NYU Hospitals Center,
Sec’d. Notes
4.784%	07/01/44	135	147,707
Trinity Health Corp.,
Sec’d. Notes
4.125%	12/01/45	200	205,956
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes
2.875%	03/15/22	40	40,904

			1,149,731

Holding Companies-Diversified — 0.0%
Hutchison Whampoa International 14 Ltd. (Hong Kong),
Gtd. Notes, 144A
1.625%	10/31/17	200	199,953

Insurance — 0.3%
AIA Group Ltd. (Hong Kong),
Sr. Unsec’d. Notes, MTN, 144A
3.200%	03/11/25	200	200,059

A1314

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Insurance (cont’d.)
American International Group, Inc.,
Sr. Unsec’d. Notes
2.300%	07/16/19	15	$15,075
4.125%	02/15/24	50	53,097
Aon PLC,
Gtd. Notes
4.750%	05/15/45	75	81,564
Berkshire Hathaway, Inc.,
Sr. Unsec’d. Notes
2.750%	03/15/23	200	203,318
Chubb INA Holdings, Inc.,
Gtd. Notes
3.350%	05/15/24	30	31,061
CNA Financial Corp.,
Sr. Unsec’d. Notes
3.950%	05/15/24	475	495,092
First American Financial Corp.,
Sr. Unsec’d. Notes
4.600%	11/15/24	50	51,443
Liberty Mutual Group, Inc.,
Gtd. Notes, 144A
4.850%	08/01/44	450	489,582
Marsh & McLennan Cos., Inc.,
Sr. Unsec’d. Notes
3.300%	03/14/23	30	31,029
3.500%	06/03/24	25	25,838
4.350%	01/30/47	25	26,701
MassMutual Global Funding II,
Sec’d. Notes, MTN, 144A
1.950%	09/22/20	400	398,928
Metropolitan Life Global Funding I,
Sec’d. Notes, 144A
1.350%	09/14/18	430	428,925
2.050%	06/12/20	150	149,852
New York Life Global Funding,
Sec’d. Notes, 144A
1.500%	10/24/19	85	84,308
Principal Financial Group, Inc.,
Gtd. Notes
3.300%	09/15/22	35	35,869
3.400%	05/15/25	120	122,557
Teachers Insurance & Annuity Association of America,
Sub. Notes, 144A
4.270%	05/15/47	575	594,264
4.900%	09/15/44	70	79,057
Unum Group,
Sr. Unsec’d. Notes
3.000%	05/15/21	70	70,936
Willis North America, Inc.,
Gtd. Notes
3.600%	05/15/24	180	184,136

			3,852,691

Internet — 0.1%
Amazon.com, Inc.,
Sr. Unsec’d. Notes, 144A
2.800%	08/22/24	140	140,538
3.875%	08/22/37	220	223,889

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Internet (cont’d.)
Baidu, Inc. (China),
Sr. Unsec’d. Notes
2.750%	06/09/19	200	$201,579
Expedia, Inc.,
Gtd. Notes
5.000%	02/15/26	220	239,253
Priceline Group, Inc. (The),
Sr. Unsec’d. Notes
3.600%	06/01/26	125	127,092
3.650%	03/15/25	75	77,241

			1,009,592

Iron/Steel — 0.0%
Carpenter Technology Corp.,
Sr. Unsec’d. Notes
5.200%	07/15/21	145	151,321

Lodging — 0.0%
Hyatt Hotels Corp.,
Sr. Unsec’d. Notes
3.375%	07/15/23	85	87,344

Machinery-Diversified — 0.0%
Roper Technologies, Inc.,
Sr. Unsec’d. Notes
3.000%	12/15/20	390	397,901

Media — 0.1%
21st Century Fox America, Inc.,
Gtd. Notes
3.700%	10/15/25	30	30,909
4.500%	02/15/21	25	26,755
5.650%	08/15/20	30	32,714
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes
4.908%	07/23/25	305	326,050
Discovery Communications LLC,
Gtd. Notes
2.950%	03/20/23	205	205,542
4.900%	03/11/26	70	74,732
NBCUniversal Media LLC,
Gtd. Notes
5.150%	04/30/20	25	27,023
Thomson Reuters Corp. (Canada),
Sr. Unsec’d. Notes
3.350%	05/15/26	20	19,914
Time Warner Cable LLC,
Sr. Sec’d. Notes
5.000%	02/01/20	35	37,003
6.750%	06/15/39	30	35,995
8.750%	02/14/19	10	10,862
Time Warner Cable, Inc.,
Sr. Sec’d. Notes
4.000%	09/01/21	10	10,361
6.550%	05/01/37	35	41,109
6.750%	07/01/18	15	15,543
8.250%	04/01/19	35	38,054

			932,566

A1315

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Mining — 0.0%
Goldcorp, Inc. (Canada),
Sr. Unsec’d. Notes
2.125%	03/15/18	50	$50,050
3.625%	06/09/21	35	36,260
Rio Tinto Finance USA Ltd. (United Kingdom),
Gtd. Notes
3.750%	06/15/25	100	105,440

			191,750

Miscellaneous Manufacturing — 0.0%
General Electric Co.,
Sr. Unsec’d. Notes, GMTN
3.150%	09/07/22	292	303,277

Oil & Gas — 0.2%
BP Capital Markets PLC (United Kingdom),
Gtd. Notes
1.375%	11/06/17	25	24,997
1.768%	09/19/19	220	220,090
Canadian Natural Resources Ltd. (Canada),
Sr. Unsec’d. Notes
1.750%	01/15/18	35	35,025
CNOOC Finance 2015 USA LLC (China),
Gtd. Notes
3.500%	05/05/25	200	203,053
Concho Resources, Inc.,
Gtd. Notes
3.750%	10/01/27	90	90,400
ConocoPhillips Co.,
Gtd. Notes
1.050%	12/15/17	40	39,970
Ecopetrol SA (Colombia),
Sr. Unsec’d. Notes
4.250%	09/18/18	50	51,000
Hess Corp.,
Sr. Unsec’d. Notes
4.300%	04/01/27	185	183,370
Nabors Industries, Inc.,
Gtd. Notes
5.500%	01/15/23	75	73,500
Occidental Petroleum Corp.,
Sr. Unsec’d. Notes
3.400%	04/15/26	175	178,749
Pertamina Persero PT (Indonesia),
Sr. Unsec’d. Notes, MTN, 144A
4.300%	05/20/23	200	209,933
Petroleos Mexicanos (Mexico),
Gtd. Notes
3.125%	01/23/19	140	141,260
3.500%	07/23/20	90	91,890
5.500%	06/27/44	210	195,825
Gtd. Notes, 144A
5.375%	03/13/22	300	320,535
Shell International Finance BV (Netherlands),
Gtd. Notes
1.375%	05/10/19	300	298,927
Suncor Energy, Inc. (Canada),
Sr. Unsec’d. Notes
3.600%	12/01/24	100	103,169

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Oil & Gas (cont’d.)
Woodside Finance Ltd. (Australia),
Gtd. Notes, 144A
3.700%	09/15/26	50	$50,036
3.700%	03/15/28	260	257,826

			2,769,555

Packaging & Containers — 0.0%
Packaging Corp. of America,
Sr. Unsec’d. Notes
3.650%	09/15/24	30	30,572

Pharmaceuticals — 0.1%
AbbVie, Inc.,
Sr. Unsec’d. Notes
3.200%	05/14/26	55	55,111
3.600%	05/14/25	45	46,655
4.500%	05/14/35	200	215,221
Allergan Funding SCS,
Gtd. Notes
3.450%	03/15/22	135	139,983
Express Scripts Holding Co.,
Gtd. Notes(a)
3.300%	02/25/21	150	154,278
Mead Johnson Nutrition Co. (United Kingdom),
Gtd. Notes
4.125%	11/15/25	10	10,796
4.600%	06/01/44	35	38,491
Shire Acquisitions Investments Ireland DAC,
Gtd. Notes
2.875%	09/23/23	260	258,382
Teva Pharmaceutical Finance IV BV (Israel),
Gtd. Notes
3.650%	11/10/21	175	176,248
Teva Pharmaceutical Finance Netherlands III BV (Israel),
Gtd. Notes
1.700%	07/19/19	510	502,628

			1,597,793

Pipelines — 0.1%
APT Pipelines Ltd. (Australia),
Gtd. Notes, 144A
4.250%	07/15/27	70	72,017
Boardwalk Pipelines LP,
Gtd. Notes
4.450%	07/15/27	50	50,910
4.950%	12/15/24	60	63,856
Columbia Pipeline Group, Inc.,
Gtd. Notes
3.300%	06/01/20	90	92,120
Enbridge, Inc. (Canada),
Sr. Unsec’d. Notes
4.000%	10/01/23	65	68,367
4.250%	12/01/26	55	57,844
Sub. Notes
6.000%	01/15/77	115	121,900
EnLink Midstream Partners LP,
Sr. Unsec’d. Notes
2.700%	04/01/19	25	25,072
4.850%	07/15/26	70	73,247

A1316

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Pipelines (cont’d.)
Kinder Morgan, Inc.,
Gtd. Notes
2.000%	12/01/17	45	$45,015
Magellan Midstream Partners LP,
Sr. Unsec’d. Notes
4.250%	09/15/46	45	44,617
Sabine Pass Liquefaction LLC,
Sr. Sec’d. Notes
4.200%	03/15/28	150	151,209
Spectra Energy Capital LLC,
Gtd. Notes
3.300%	03/15/23	50	50,192
Spectra Energy Partners LP,
Sr. Unsec’d. Notes
3.375%	10/15/26	130	128,985
Williams Partners LP,
Sr. Unsec’d. Notes
5.100%	09/15/45	165	173,430

			1,218,781

Real Estate — 0.0%
American Campus Communities Operating Partnership LP,
Gtd. Notes
4.125%	07/01/24	50	52,368

Real Estate Investment Trusts (REITs) — 0.2%
Boston Properties LP,
Sr. Unsec’d. Notes
3.650%	02/01/26	75	76,471
Brixmor Operating Partnership LP,
Sr. Unsec’d. Notes
3.875%	08/15/22	45	46,364
3.900%	03/15/27	70	69,476
4.125%	06/15/26	115	115,960
Crown Castle International Corp.,
Sr. Unsec’d. Notes
3.400%	02/15/21	30	30,887
3.700%	06/15/26	200	201,372
4.750%	05/15/47	85	86,841
Essex Portfolio LP,
Gtd. Notes
3.375%	04/15/26	230	228,609
Kilroy Realty LP,
Gtd. Notes
4.250%	08/15/29	100	102,646
4.375%	10/01/25	40	42,029
Kimco Realty Corp.,
Sr. Unsec’d. Notes
3.300%	02/01/25	145	144,921
6.875%	10/01/19	250	272,291
Simon Property Group LP,
Sr. Unsec’d. Notes
3.375%	10/01/24	100	102,293
VEREIT Operating Partnership LP,
Gtd. Notes
3.950%	08/15/27	195	193,965

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Real Estate Investment Trusts (REITs) (cont’d.)
WEA Finance LLC/Westfield UK & Europe Finance PLC (Australia),
Gtd. Notes, 144A
3.250%	10/05/20	200	$204,229

			1,918,354

Retail — 0.1%
AutoZone, Inc.,
Sr. Unsec’d. Notes
1.625%	04/21/19	265	263,550
3.125%	04/21/26	70	67,895
3.750%	06/01/27	550	555,115
O’Reilly Automotive, Inc.,
Gtd. Notes
4.625%	09/15/21	50	53,698
Sr. Unsec’d. Notes
3.600%	09/01/27	250	249,837
QVC, Inc.,
Sr. Sec’d. Notes
3.125%	04/01/19	200	202,038
4.375%	03/15/23	45	46,740
4.450%	02/15/25	10	10,143
4.850%	04/01/24	105	108,740

			1,557,756

Semiconductors — 0.0%
Broadcom Corp./Broadcom Cayman Finance Ltd.,
Gtd. Notes, 144A
3.000%	01/15/22	275	279,588

Software — 0.1%
Microsoft Corp.,
Sr. Unsec’d. Notes
4.200%	11/03/35	150	166,762
Oracle Corp.,
Sr. Unsec’d. Notes
2.400%	09/15/23	500	497,169

			663,931

Telecommunications — 0.2%
AT&T, Inc.,
Sr. Unsec’d. Notes(a)
2.850%	02/14/23	600	596,232
Crown Castle Towers LLC,
Sr. Sec’d. Notes, 144A
3.222%	05/15/42	25	25,484
3.663%	05/15/45	50	51,250
Rogers Communications, Inc. (Canada),
Gtd. Notes
3.625%	12/15/25	45	45,866
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
4.272%	01/15/36	330	324,193
5.150%	09/15/23	625	700,605
5.250%	03/16/37	200	219,327

			1,962,957

Transportation — 0.0%
Autoridad del Canal de Panama (Panama),
Sr. Unsec’d. Notes, 144A
4.950%	07/29/35	200	222,000

A1317

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Transportation (cont’d.)
JB Hunt Transport Services, Inc.,
Gtd. Notes
2.400%	03/15/19	25	$25,125
Kansas City Southern,
Gtd. Notes
4.300%	05/15/43	80	80,584

			327,709

Trucking & Leasing — 0.0%
GATX Corp.,
Sr. Unsec’d. Notes
2.600%	03/30/20	15	15,137
Penske Truck Leasing Co. LP/PTL Finance Corp.,
Sr. Unsec’d. Notes, 144A
2.500%	06/15/19	30	30,220
3.200%	07/15/20	150	153,719

			199,076

TOTAL CORPORATE BONDS
(cost $53,285,288)			54,047,584

FOREIGN GOVERNMENT BONDS — 0.3%
Bermuda Government International Bond (Bermuda),
Sr. Unsec’d. Notes, 144A
5.603%	07/20/20	200	217,600
Colombia Government International Bond (Colombia),
Sr. Unsec’d. Notes
4.000%	02/26/24	200	208,400
Indonesia Government International Bond (Indonesia),
Sr. Unsec’d. Notes
4.875%	05/05/21	400	431,111
Mexico Government International Bond (Mexico),
Sr. Unsec’d. Notes, MTN
4.750%	03/08/44	100	103,050
Panama Government International Bond (Panama),
Sr. Unsec’d. Notes
6.700%	01/26/36	60	79,350
Poland Government International Bond (Poland),
Sr. Unsec’d. Notes
3.250%	04/06/26	145	148,822
Province of Alberta (Canada),
Sr. Unsec’d. Notes
1.900%	12/06/19	225	224,977
Sr. Unsec’d. Notes, MTN, 144A
1.750%	08/26/20	200	198,542
Unsec’d. Notes
2.200%	07/26/22	500	497,584
Province of British Columbia (Canada),
Sr. Unsec’d. Notes
2.000%	10/23/22	25	24,736
Province of Manitoba (Canada),
Sr. Unsec’d. Notes
3.050%	05/14/24	250	257,774
Province of Ontario (Canada),
Sr. Unsec’d. Notes
1.200%	02/14/18	165	164,811
3.000%	07/16/18	150	151,698
Province of Quebec (Canada),
Sr. Unsec’d. Notes
2.750%	08/25/21	100	102,307

Interest Rate	Maturity Date	Principal Amount (000)#	Value
FOREIGN GOVERNMENT BONDS (Continued)
Unsec’d. Notes
3.500%	07/29/20	325	$338,886
Romanian Government International Bond (Romania),
Sr. Unsec’d. Notes, MTN, 144A
4.875%	01/22/24	50	55,135
South Africa Government International Bond (South Africa),
Sr. Unsec’d. Notes
5.500%	03/09/20	100	106,353

TOTAL FOREIGN GOVERNMENT BONDS
(cost $3,266,994)			3,311,136

MUNICIPAL BONDS — 0.3%
California — 0.1%
California State Public Works Board,
Revenue Bonds
7.804%	03/01/35	200	280,758
Northern California Power Agency,
Revenue Bonds
7.311%	06/01/40	200	273,334
State of California,
General Obligation Unlimited
7.500%	04/01/34	120	174,444
7.625%	03/01/40	100	153,084
University of California,
Revenue Bonds
4.131%	05/15/45	15	15,580

			897,200

Florida — 0.0%
State Board of Administration Finance Corp.,
Revenue Bonds
2.638%	07/01/21	175	175,704

Illinois — 0.1%
Metropolitan Water Reclamation District of Greater Chicago,
General Obligation Ltd.
5.720%	12/01/38	410	523,140

Michigan — 0.0%
Detroit City School District,
General Obligation Unlimited
6.645%	05/01/29	240	297,936

New York — 0.1%
New York State Dormitory Authority,
Revenue Bonds
3.879%	07/01/46	375	378,791
Port Authority of New York & New Jersey,
Revenue Bonds
5.310%	08/01/46	50	54,797

			433,588

North Carolina — 0.0%
University of North Carolina at Chapel Hill,
Revenue Bonds
3.847%	12/01/34	150	161,826

South Carolina — 0.0%
South Carolina Public Service Authority,
Revenue Bonds
2.388%	12/01/23	220	205,786

A1318

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
MUNICIPAL BONDS (Continued)
Wisconsin — 0.0%
State of Wisconsin,
Revenue Bonds
3.954%	05/01/36	250	$257,095

TOTAL MUNICIPAL BONDS
(cost $2,894,002)			2,952,275

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 0.2%
COLT Mortgage Loan Trust,
Series 2017-1, Class A1, 144A
2.614%(cc)	05/27/47	145	146,947
Fannie Mae Connecticut Avenue Securities,
Series 2016-C03, Class 1M1, 1 Month LIBOR + 2.000%
3.237%(c)	10/25/28	37	37,166
Series 2016-C04, Class 1M1, 1 Month LIBOR + 1.450%
2.687%(c)	01/25/29	60	60,939
Fannie Mae REMICS,
Series 2016-64, Class FA, 1 Month LIBOR + 0.500%
1.737%(c)	09/25/46	200	201,247
Series 2016-70, Class F, 1 Month LIBOR + 0.450%
1.687%(c)	10/25/46	91	91,855
Series 2016-79, Class NF, 1 Month LIBOR + 0.450%
1.687%(c)	11/25/46	187	188,392
Series 2016-84, Class FT, 1 Month LIBOR + 0.500%
1.737%(c)	11/25/46	106	107,283
Series 2017-16, Class FA, 1 Month LIBOR + 0.450%
1.687%(c)	03/25/47	76	76,656
Freddie Mac REMICS,
Series 4566, Class FA, 1 Month LIBOR + 0.500%
1.734%(c)	04/15/46	98	98,899
Series 4604, Class FH, 1 Month LIBOR + 0.500%
1.734%(c)	08/15/46	15	14,793
Series 4614, Class FG, 1 Month LIBOR + 0.500%
1.734%(c)	09/15/46	51	51,252
Series 4621, Class FK, 1 Month LIBOR + 0.500%
1.734%(c)	10/15/46	75	75,627
Series 4623, Class EF, 1 Month LIBOR + 0.450%
1.684%(c)	10/15/46	48	50,174
Series 4623, Class MF, 1 Month LIBOR + 0.500%
1.734%(c)	10/15/46	45	45,659
Series 4648, Class FA, 1 Month LIBOR + 0.500%
1.734%(c)	01/15/47	122	123,280
Series 4650, Class FL, 1 Month LIBOR + 0.450%
1.684%(c)	01/15/47	117	117,333
Series 4654, Class FK, 1 Month LIBOR + 0.500%
1.734%(c)	02/15/47	86	86,392
Freddie Mac Structured Agency Credit Risk Debt Notes,
Series 2015-DNA1, Class M1, 1 Month LIBOR + 0.900%
2.137%(c)	10/25/27	64	64,105
Series 2015-DNA3, Class M2, 1 Month LIBOR + 2.850%
4.087%(c)	04/25/28	206	214,128
Series 2015-HQ2, Class M1, 1 Month LIBOR + 1.100%
2.337%(c)	05/25/25	15	15,046
Series 2016-DNA2, Class M1, 1 Month LIBOR + 1.250%
2.487%(c)	10/25/28	41	40,544
Series 2016-HQA1, Class M2, 1 Month LIBOR + 2.750%
3.987%(c)	09/25/28	250	258,269
Series 2016-HQA3, Class M1, 1 Month LIBOR + 0.800%

Interest Rate	Maturity Date	Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
2.037%(c)	03/25/29	183	$183,750
Mill City Mortgage Loan Trust,
Series 2016-1, Class A1, 144A
2.500%(cc)	04/25/57	77	76,528
Seasoned Credit Risk Transfer Trust,
Series 2016-1, Class M1, 144A
3.000%(cc)	09/25/55	54	52,235

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES
(cost $2,445,646)			2,478,499

U.S. GOVERNMENT AGENCY OBLIGATIONS — 4.2%
Federal Home Loan Banks, Bonds
1.000%	09/26/19	325	321,624
Federal Home Loan Mortgage Corp.
2.500%	06/01/30	380	383,493
3.000%	01/01/27	39	39,836
3.000%	02/01/30	63	64,644
3.000%	08/01/43	212	214,107
3.500%	03/01/42	6	6,170
3.500%	12/01/42	148	153,184
3.500%	01/01/44	211	219,195
3.500%	03/01/46	367	380,641
4.000%	07/01/25	12	12,096
4.000%	09/01/40	4	3,776
4.000%	12/01/40	53	56,169
4.000%	02/01/41	63	66,170
4.000%	04/01/42	10	10,093
4.000%	06/01/42	28	29,503
4.000%	11/01/45	251	264,454
4.500%	05/01/40	25	26,902
4.500%	10/01/41	190	204,014
4.500%	05/01/42	90	97,255
5.000%	07/01/35	43	46,960
5.000%	09/01/39	9	9,412
5.500%	06/01/36	53	59,286
6.000%	08/01/34	32	36,171
6.000%	01/01/38	10	11,795
Federal National Mortgage Assoc.
0.875%	10/26/17	265	264,970
1.000%	08/28/19	850	841,672
1.250%	08/17/21	630	616,461
1.500%	02/28/20	130	129,691
2.000%	07/01/28	21	21,325
2.500%	05/01/30	59	59,413
2.500%	07/01/30	112	113,488
2.500%	07/01/30	35	35,110
2.500%	10/01/31	45	45,630
2.500%	11/01/31	970	977,183
2.500%	11/01/31	23	23,116
2.500%	02/01/32	501	504,498
2.500%	05/01/32	1,629	1,642,981
2.500%	02/01/43	28	26,800
3.000%	12/01/27	16	16,188
3.000%	10/01/28	37	37,887
3.000%	03/01/30	106	109,273
3.000%	08/01/32	147	151,352
3.000%	09/01/33	20	20,603

A1319

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
3.000%	11/01/36	209	$212,824
3.000%	11/01/36	189	192,770
3.000%	11/01/36	43	43,987
3.000%	12/01/36	53	53,914
3.000%	01/01/43	60	60,983
3.000%	05/01/43	284	286,732
3.000%	05/01/43	41	41,558
3.000%	05/01/43	3	3,344
3.000%	09/01/46	62	62,009
3.000%	10/01/46	761	765,020
3.000%	10/01/46	499	501,404
3.000%	10/01/46	341	342,444
3.000%	11/01/46	1,669	1,678,617
3.000%	11/01/46	409	411,129
3.000%	11/01/46	280	280,694
3.000%	11/01/46	246	247,581
3.000%	11/01/46	197	198,317
3.000%	11/01/46	139	139,562
3.000%	11/01/46	121	121,095
3.000%	11/01/46	62	62,178
3.000%	11/01/46	42	42,372
3.000%	11/01/46	29	28,842
3.000%	12/01/46	206	206,868
3.000%	12/01/46	199	199,814
3.000%	12/01/46	199	199,714
3.000%	12/01/46	130	131,059
3.000%	12/01/46	34	34,020
3.000%	01/01/47	132	132,458
3.000%	02/01/47	1,220	1,224,590
3.000%	TBA	1,375	1,379,512
3.500%	10/01/41	26	26,529
3.500%	07/01/42	79	81,931
3.500%	07/01/42	72	74,905
3.500%	03/01/43	62	64,724
3.500%	06/01/43	38	38,982
3.500%	06/01/43	25	25,803
3.500%	07/01/43	160	165,596
3.500%	09/01/43	86	89,392
3.500%	01/01/44	158	163,551
3.500%	03/01/44	40	41,162
3.500%	07/01/44	164	169,565
3.500%	04/01/45	289	297,894
3.500%	04/01/45	48	49,866
3.500%	07/01/45	265	274,043
3.500%	09/01/45	632	654,096
3.500%	11/01/45	267	275,726
3.500%	11/01/45	58	59,690
3.500%	12/01/45	1,087	1,121,013
3.500%	12/01/45	564	581,348
3.500%	01/01/46	167	173,255
3.500%	04/01/46	191	197,159
3.500%	06/01/46	298	308,985
3.500%	09/01/46	699	720,724
3.500%	01/01/47	1,620	1,671,437
3.500%	04/01/47	609	628,195
3.500%	TBA	2,560	2,639,100
4.000%	07/01/25	29	30,546
4.000%	11/01/40	77	81,048

Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
4.000%	12/01/40	19	$19,976
4.000%	02/01/41	120	126,478
4.000%	02/01/41	99	105,035
4.000%	02/01/41	48	51,090
4.000%	02/01/41	39	41,625
4.000%	01/01/42	43	45,963
4.000%	08/01/42	88	92,938
4.000%	01/01/43	33	34,527
4.000%	07/01/45	968	1,019,950
4.000%	09/01/45	68	71,676
4.000%	09/01/45	25	26,445
4.000%	10/01/45	227	238,794
4.000%	11/01/45	24	24,948
4.000%	12/01/45	54	57,145
4.000%	01/01/46	69	72,917
4.000%	02/01/46	558	587,941
4.000%	03/01/46	65	68,556
4.000%	07/01/46	131	138,323
4.000%	09/01/46	21	22,563
4.000%	12/01/46	21	22,274
4.000%	02/01/47	191	200,992
4.000%	04/01/47	1,094	1,152,492
4.000%	08/01/47	1,085	1,143,187
4.000%	TBA	2,410	2,537,466
4.500%	08/01/24	10	10,031
4.500%	01/01/27	11	11,645
4.500%	09/01/35	43	46,631
4.500%	12/01/39	9	10,094
4.500%	03/01/40	20	21,174
4.500%	08/01/40	105	113,746
4.500%	10/01/40	49	52,660
4.500%	05/01/41	23	24,683
4.500%	01/01/44	193	207,612
4.500%	04/01/44	81	87,003
4.500%	03/01/46	326	350,194
4.500%	TBA	390	418,641
5.000%	04/01/19	2	1,917
5.000%	10/01/33	20	21,746
5.000%	11/01/33	5	5,484
5.000%	11/01/33	5	5,455
5.000%	10/01/34	8	8,583
5.000%	04/01/35	3	3,464
5.000%	07/01/35	18	19,801
5.000%	07/01/35	13	14,338
5.000%	07/01/35	4	4,454
5.000%	10/01/35	25	27,616
5.000%	07/01/41	294	323,683
5.000%	02/01/42	50	55,119
5.000%	05/01/42	41	45,200
5.000%	07/01/42	96	104,420
5.000%	TBA	120	130,894
5.500%	04/01/34	10	11,498
5.500%	02/01/35	24	27,129
5.500%	11/01/35	48	54,168
5.500%	01/01/36	9	10,363
5.500%	07/01/36	48	54,011
5.500%	08/01/37	58	65,028
5.500%	TBA	75	82,987

A1320

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
6.000%	02/01/34	168	$192,468
6.000%	04/01/35	12	13,450
6.000%	04/01/35	11	12,378
6.000%	03/01/37	41	46,480
6.000%	01/01/40	9	10,020
6.500%	11/01/36	18	20,216
Government National Mortgage Assoc.
2.500%	10/20/42	33	32,426
2.500%	01/20/43	15	14,479
2.500%	05/20/43	171	168,636
3.000%	08/20/43	45	46,055
3.000%	11/20/46	470	476,953
3.500%	07/20/32	165	171,797
3.500%	01/15/42	16	16,493
3.500%	03/20/42	41	42,756
3.500%	05/20/42	15	15,556
3.500%	06/20/42	20	20,486
3.500%	08/20/42	33	34,851
3.500%	09/20/42	87	91,246
3.500%	12/20/42	16	16,301
3.500%	01/20/43	111	115,713
3.500%	02/20/43	37	38,547
3.500%	03/20/43	46	47,345
3.500%	05/20/43	31	32,797
3.500%	07/20/43	29	30,308
3.500%	09/20/43	156	163,024
3.500%	10/15/43	73	76,621
3.500%	02/20/45	19	20,082
3.500%	10/20/45	21	22,049
3.500%	02/20/46	82	85,709
3.500%	02/20/46	59	61,481
3.500%	03/20/46	731	761,451
3.500%	06/20/46	4	4,358
3.500%	09/20/46	46	47,654
3.500%	10/20/46	8	8,387
4.000%	02/15/41	9	9,640
4.000%	03/15/41	10	10,616
4.000%	10/20/41	75	79,182
4.000%	04/20/42	52	54,690
4.000%	02/20/44	64	67,627
4.000%	01/20/46	128	135,300
4.000%	05/20/46	159	167,796
4.000%	01/20/47	343	361,275
4.000%	04/20/47	1,717	1,813,252
4.000%	06/20/47	1,620	1,712,185
4.500%	05/20/40	38	41,154
4.500%	01/20/41	53	57,206
4.500%	09/15/45	46	49,862
4.500%	01/20/46	65	69,799
4.500%	03/20/47	866	924,060
4.500%	04/20/47	1,503	1,604,011
4.500%	TBA	200	213,188
5.000%	05/20/33	16	17,510
5.000%	12/20/34	13	13,786
5.000%	04/15/39	10	11,494
5.000%	09/15/39	5	5,607
5.000%	12/15/39	19	21,018

Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
5.000%	01/15/40	19	$20,367
5.000%	02/15/40	8	8,899
5.000%	05/20/40	25	27,830
5.000%	06/15/40	17	18,484
5.000%	06/20/40	23	24,969
5.000%	08/20/40	7	8,033
5.000%	11/20/42	41	44,574
5.000%	08/20/47	105	112,394
5.000%	09/20/47	240	257,597
5.500%	08/20/38	18	19,682

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(cost $49,656,340)			49,622,700

U.S. TREASURY OBLIGATIONS — 4.4%
U.S. Treasury Bonds
2.250%	08/15/46	1,690	1,485,946
2.500%	02/15/45	325	303,113
2.500%	02/15/46	295	274,338
2.500%	05/15/46	345	320,580
2.750%	11/15/42	340	335,591
2.750%	08/15/47	1,615	1,579,924
2.875%	08/15/45	520	522,234
2.875%	11/15/46	400	401,422
3.000%	11/15/44	60	61,812
3.000%	05/15/47	755	776,883
3.125%	11/15/41	1,335	1,412,440
3.125%	02/15/43	240	253,247
3.375%	05/15/44	690	760,536
3.500%	02/15/39	1,085	1,225,118
4.250%	05/15/39	400	500,391
4.500%	02/15/36	485	623,850
4.500%	05/15/38	1,740	2,247,319
5.375%	02/15/31	30	40,205
U.S. Treasury Inflation Indexed Bonds
0.125%	04/15/20	250	262,827
0.125%	01/15/22	82	88,967
0.125%	04/15/22	215	216,402
0.125%	07/15/22	286	305,910
0.125%	01/15/23	139	146,939
0.125%	07/15/24	85	86,750
0.375%	07/15/23	52	55,414
0.375%	07/15/25	86	88,786
0.375%	07/15/27	17	16,849
0.625%	07/15/21	105	117,217
0.750%	02/15/42	36	37,679
1.125%	01/15/21	166	193,155
1.250%	07/15/20	178	208,331
1.375%	02/15/44	23	26,538
1.750%	01/15/28	52	68,544
1.875%	07/15/19	78	93,159
2.125%	01/15/19	65	76,419
2.125%	02/15/40	17	23,801
2.500%	01/15/29	15	20,646
3.375%	04/15/32	6	11,407
3.625%	04/15/28	3	5,349
3.875%	04/15/29	18	35,447
U.S. Treasury Inflation Indexed Bonds, TIPS
0.125%	04/15/19	238	249,566

A1321

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. TREASURY OBLIGATIONS (Continued)
0.125%	04/15/21	357	$369,887
0.125%	07/15/26	90	89,377
0.250%	01/15/25	131	134,051
0.375%	01/15/27	105	105,124
0.625%	01/15/26	72	75,180
0.625%	02/15/43	36	35,818
0.750%	02/15/45	51	50,564
0.875%	02/15/47	20	20,087
1.000%	02/15/46	19	19,495
1.375%	01/15/20	38	44,559
2.000%	01/15/26	18	24,968
2.125%	02/15/41	29	41,015
U.S. Treasury Notes
1.000%	03/15/19	350	347,895
1.125%	02/28/21	900	882,422
1.125%	07/31/21	375	365,874
1.125%	08/31/21	655	638,420
1.250%	10/31/18	210	209,680
1.250%	03/31/21	705	693,571
1.375%	12/15/19	3,550	3,539,045
1.500%(k)	05/31/19	3,315	3,318,108
1.500%	05/31/20	110	109,759
1.500%	06/15/20	2,000	1,995,625
1.625%	08/31/22	215	212,044
1.625%	04/30/23	1,635	1,601,150
1.625%	02/15/26	2,500	2,376,953
1.625%	05/15/26	90	85,366
1.750%	09/30/19	1,720	1,728,667
1.750%	11/30/21	190	189,354
1.750%	05/31/22	6,120	6,080,077
1.875%	01/31/22	855	855,434
1.875%	03/31/22	3,755	3,753,827
2.125%	08/15/21	3,180	3,220,620
2.125%	02/29/24	1,530	1,531,255
2.250%	11/15/24	200	200,984
2.250%	02/15/27	1,660	1,649,949
2.625%	08/15/20	845	868,997

TOTAL U.S. TREASURY OBLIGATIONS (cost $53,172,505)			53,026,252

TOTAL LONG-TERM INVESTMENTS (cost $931,111,844)			1,065,399,954

		Shares
SHORT-TERM INVESTMENTS — 17.2%
AFFILIATED MUTUAL FUNDS — 16.9%
Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund(w)		132,223,736	132,223,736
Prudential Investment Portfolios 2 - Prudential Institutional Money Market Fund (cost $69,706,229; includes $69,640,625 of cash collateral for securities on loan)(b)(w)		69,699,259	69,706,229

TOTAL AFFILIATED MUTUAL FUNDS (cost $201,929,965)			201,929,965

Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. TREASURY OBLIGATION(k)(n) — 0.3%
U.S. Treasury Bills
(cost $4,198,135)
1.050%	10/19/17	4,200	$4,198,178

COMMERCIAL PAPER(n) — 0.0%
AXA
(cost $254,907)
1.677%	10/10/17	255	254,888

TOTAL SHORT-TERM INVESTMENTS
(cost $206,383,007)			206,383,031

TOTAL INVESTMENTS — 106.3%
(cost $1,137,494,851)			1,271,782,985
Liabilities in excess of other assets(z) — (6.3)%			(75,796,601)

NET ASSETS — 100.0%			$1,195,986,384

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.

^	Indicates a Level 3 security. The aggregate value of Level 3 securities is $74 and 0.0% of net assets.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $68,250,319; cash collateral of $69,640,625 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.

(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at September 30, 2017.

(cc)	Variable rate instrument. The rate shown is based on the latest available information as of September 30, 2017. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.

(n)	Rate shown reflects yield to maturity at purchase date.

(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund and Prudential Institutional Money Market Fund.

(z)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

A1322

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Futures contracts outstanding at September 30, 2017:

					Value /
Number			Value at	Current	Unrealized
of		Expiration	Trade	Notional	Appreciation
Contracts	Type	Date	Date	Amount	(Depreciation)
Long Positions:
16	2 Year U.S. Treasury Notes	Dec. 2017	$3,459,516	$3,451,250	$(8,266)
27	5 Year U.S. Treasury Notes	Dec. 2017	3,199,711	3,172,500	(27,211)
25	10 Year U.S. Treasury Notes	Dec. 2017	3,173,469	3,132,813	(40,656)
8	20 Year U.S. Treasury Bonds	Dec. 2017	1,244,062	1,222,500	(21,562)
10	30 Year U.S. Ultra Treasury Bonds	Dec. 2017	1,683,672	1,651,250	(32,422)
268	Mini MSCI EAFE Index	Dec. 2017	26,239,503	26,510,560	271,057
88	Mini MSCI Emerging Markets Index	Dec. 2017	4,839,595	4,792,920	(46,675)
123	Russell 2000 Mini Index	Dec. 2017	8,622,733	9,181,950	559,217
411	S&P 500 E-Mini Index	Dec. 2017	50,583,528	51,705,855	1,122,327
33	S&P Mid Cap 400 E-Mini Index	Dec. 2017	5,703,695	5,925,810	222,115

					$1,997,924

Securities with market values of $10,009 and $3,497,482 have been segregated with Goldman Sachs & Co. and JP Morgan Chase, respectively, to cover requirements for open futures contracts at September 30, 2017.

Forward foreign currency exchange contracts outstanding at September 30, 2017:

			Notional	Value at		Unrealized
			Amount	Settlement	Current	Appreciation
Sale Contracts	Counterparty		(000)	Date	Value	(Depreciation)

OTC forward foreign currency exchange contracts:
British Pound,
Expiring 10/20/17	Citigroup Global Markets	GBP	421	$558,876	$564,538	$(5,662)
Japanese Yen,
Expiring 10/20/17	Citigroup Global Markets	JPY	89,479	817,115	796,036	21,079

				$1,375,991	$1,360,574	$15,417

Credit Default Swap Agreements outstanding at September 30, 2017:

			Notional		Value at	Unrealized
	Termination	Fixed	Amount	Value at	September	Appreciation
Reference Entity/Obligation	Date	Rate	(000)#(3)	Trade Date	30, 2017(4)	(Depreciation)

Centrally cleared credit default swaps on credit indices – Sell Protection(2):
CDX.IG.CDSI.S29	12/20/22	1.000%(Q)	17,300	$362,004	$389,579	$27,575

A security with a market value of $254,889 has been segregated with JPMorgan Chase to cover requirements for open centrally cleared swap contracts at September 30, 2017.

The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)	The fair value of credit default swap agreements on credit indices and asset-backed securities serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of

A1323

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, when compared to the notional amount of the swap, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2017 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$645,508,011	$243,375,870	$ 74
Preferred Stocks	1,436,832	14,320	—
Asset-Backed Securities
Automobiles	—	2,063,251	—
Collateralized Loan Obligations	—	750,367	—
Consumer Loans	—	135,376	—
Credit Cards	—	1,067,977	—
Equipment	—	375,243	—
Other	—	1,100,451	—
Residential Mortgage-Backed Securities	—	360,360	—
Student Loans	—	100,335	—
Commercial Mortgage-Backed Securities	—	3,673,041	—
Corporate Bonds	—	54,047,584	—
Foreign Government Bonds	—	3,311,136	—
Municipal Bonds	—	2,952,275	—
Residential Mortgage-Backed Securities	—	2,478,499	—
U.S. Government Agency Obligations	—	49,622,700	—
U.S. Treasury Obligations	—	57,224,430	—
Affiliated Mutual Funds	201,929,965	—	—
Commercial Paper	—	254,888	—
Other Financial Instruments*
Futures Contracts	1,997,924	—	—
OTC Forward Foreign Currency Exchange Contracts	—	15,417	—
Centrally Cleared Credit Default Swap Agreements	—	27,575	—

Total	$850,872,732	$422,951,095	$ 74

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

A1324

AST T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 98.3%

COMMON STOCKS — 98.3%
Aerospace & Defense — 4.0%
Boeing Co. (The)	399,122	$101,460,804

Airlines — 2.5%
Alaska Air Group, Inc.	291,313	22,218,443
American Airlines Group, Inc.(a)	860,898	40,884,046

		63,102,489

Automobiles — 1.2%
Ferrari NV (Italy)(a)	120,499	13,312,730
Tesla, Inc.*(a)	45,800	15,622,380

		28,935,110

Banks — 1.1%
First Republic Bank	253,597	26,490,743

Biotechnology — 5.6%
Alexion Pharmaceuticals, Inc.*	210,423	29,520,243
Alnylam Pharmaceuticals, Inc.*(a)	146,733	17,239,660
Biogen, Inc.*	97,530	30,538,594
Celgene Corp.*	35,416	5,164,361
Incyte Corp.*	86,151	10,057,268
Vertex Pharmaceuticals, Inc.*	308,745	46,941,590

		139,461,716

Capital Markets — 4.2%
Charles Schwab Corp. (The)	191,992	8,397,730
Intercontinental Exchange, Inc.	501,450	34,449,615
Morgan Stanley	831,272	40,042,372
TD Ameritrade Holding Corp.	444,748	21,703,702

		104,593,419

Commercial Services & Supplies — 1.0%
Waste Connections, Inc. (Canada)	364,250	25,482,930

Equity Real Estate Investment Trusts (REITs) — 1.2%
Crown Castle International Corp.	310,200	31,013,796

Health Care Equipment & Supplies — 6.9%
Becton, Dickinson and Co.(a)	229,905	45,049,885
Danaher Corp.	306,200	26,265,836
Intuitive Surgical, Inc.*	63,267	66,169,690
Stryker Corp.	258,721	36,743,556

		174,228,967

Health Care Providers & Services — 7.7%
Aetna, Inc.	65,806	10,463,812
Anthem, Inc.	151,000	28,671,880
Centene Corp.*	95,953	9,285,372
Cigna Corp.	262,542	49,079,601
Humana, Inc.	101,009	24,608,823
UnitedHealth Group, Inc.	362,500	70,995,625

		193,105,113

Hotels, Restaurants & Leisure — 2.9%
Hilton Worldwide Holdings, Inc.	464,349	32,249,038
Restaurant Brands International, Inc. (Canada)	336,300	21,482,844
Yum! Brands, Inc.	251,100	18,483,471

		72,215,353

Internet & Direct Marketing Retail — 12.1%
Amazon.com, Inc.*	169,447	162,897,873

	Shares	Value
COMMON STOCKS (Continued)
Internet & Direct Marketing Retail (cont’d.)
Netflix, Inc.*	89,400	$16,212,690
Priceline Group, Inc. (The)*	67,800	124,129,596

		303,240,159

Internet Software & Services — 16.1%
Alibaba Group Holding Ltd. (China), ADR*(a)	400,600	69,187,626
Alphabet, Inc. (Class A Stock)*	117,360	114,275,779
Alphabet, Inc. (Class C Stock)*	67,513	64,752,393
Facebook, Inc. (Class A Stock)*	723,800	123,675,706
Shopify, Inc. (Canada) (Class A Stock)*	28,761	3,350,369
Tencent Holdings Ltd. (China), ADR(a)	660,200	28,992,683

		404,234,556

IT Services — 7.9%
Global Payments, Inc.	249,454	23,705,614
PayPal Holdings, Inc.*	956,500	61,244,695
Visa, Inc. (Class A Stock)(a)	1,069,800	112,585,752

		197,536,061

Machinery — 0.5%
Fortive Corp.	185,550	13,135,085

Multiline Retail — 1.7%
Dollar General Corp.	526,400	42,664,720

Pharmaceuticals — 1.0%
Merck & Co., Inc.	378,800	24,254,564

Semiconductors & Semiconductor Equipment — 2.5%
ASML Holding NV (Netherlands)(a)	62,800	10,751,360
NVIDIA Corp.	33,800	6,042,426
NXP Semiconductors NV (Netherlands)*	204,214	23,094,561
Xilinx, Inc.	333,659	23,633,067

		63,521,414

Software — 10.9%
Electronic Arts, Inc.*	139,000	16,410,340
Intuit, Inc.	221,023	31,416,209
Microsoft Corp.	1,704,200	126,945,858
Red Hat, Inc.*	261,800	29,023,148
salesforce.com, Inc.*	469,900	43,898,058
ServiceNow, Inc.*	201,704	23,706,271
Workday, Inc. (Class A Stock)*	15,000	1,580,850

		272,980,734

Specialty Retail — 1.2%
Home Depot, Inc. (The)	79,800	13,052,088
Ross Stores, Inc.	255,800	16,517,006

		29,569,094

Technology Hardware, Storage & Peripherals — 3.7%
Apple, Inc.	596,500	91,932,580

Tobacco — 1.1%
Philip Morris International, Inc.	260,617	28,931,093

Water Utilities — 0.3%
American Water Works Co., Inc.	80,653	6,525,634

Wireless Telecommunication Services — 1.0%
T-Mobile US, Inc.*	397,800	24,528,348

A1325

AST T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

	Shares	Value
TOTAL LONG-TERM INVESTMENTS (cost $1,760,493,134)		$2,463,144,482

SHORT-TERM INVESTMENTS — 11.2%
AFFILIATED MUTUAL FUNDS
Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund(w)	44,141,129	44,141,129
Prudential Investment Portfolios 2 - Prudential Institutional Money Market Fund (cost $236,887,520; includes $236,636,300 of cash collateral for securities on loan)(b)(w)	236,863,834	236,887,520

TOTAL SHORT-TERM INVESTMENTS (cost $281,028,649)		281,028,649

TOTAL INVESTMENTS — 109.5% (cost $2,041,521,783)		2,744,173,131
Liabilities in excess of other assets — (9.5)%		(237,473,975)

NET ASSETS — 100.0%		$2,506,699,156

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $233,446,960; cash collateral of $236,636,300 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.

(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as the manager of the Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund and Prudential Institutional Money Market Fund.

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2017 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$101,460,804	$ —	$ —
Airlines	63,102,489	—	—
Automobiles	28,935,110	—	—
Banks	26,490,743	—	—
Biotechnology	139,461,716	—	—
Capital Markets	104,593,419	—	—
Commercial Services & Supplies	25,482,930	—	—
Equity Real Estate Investment Trusts (REITs)	31,013,796	—	—
Health Care Equipment & Supplies	174,228,967	—	—
Health Care Providers & Services	193,105,113	—	—
Hotels, Restaurants & Leisure	72,215,353	—	—
Internet & Direct Marketing Retail	303,240,159	—	—
Internet Software & Services	404,234,556	—	—
IT Services	197,536,061	—	—
Machinery	13,135,085	—	—
Multiline Retail	42,664,720	—	—
Pharmaceuticals	24,254,564	—	—
Semiconductors & Semiconductor Equipment	63,521,414	—	—
Software	272,980,734	—	—
Specialty Retail	29,569,094	—	—
Technology Hardware, Storage & Peripherals	91,932,580	—	—
Tobacco	28,931,093	—	—
Water Utilities	6,525,634	—	—

A1326

AST T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Common Stocks (continued)
Wireless Telecommunication Services	$24,528,348	$—	$—
Affiliated Mutual Funds	281,028,649	—	—

Total	$2,744,173,131	$—	$—

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

A1327

AST T. ROWE PRICE LARGE-CAP VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Shares		Value
LONG-TERM INVESTMENTS — 97.6%
COMMON STOCKS — 96.6%
Aerospace & Defense — 3.0%
Boeing Co. (The)	65,030	$16,531,276
Raytheon Co.	42,862	7,997,192
United Technologies Corp.	108,635	12,610,351

		37,138,819

Air Freight & Logistics — 0.5%
United Parcel Service, Inc. (Class B Stock)	55,100	6,616,959

Airlines — 1.0%
Southwest Airlines Co.	226,000	12,651,479

Auto Components — 1.0%
Magna International, Inc. (Canada)	222,500	11,877,049

Automobiles — 0.3%
General Motors Co.	84,953	3,430,402

Banks — 12.8%
Citigroup, Inc.	364,185	26,490,817
Fifth Third Bancorp	883,705	24,726,066
JPMorgan Chase & Co.	546,176	52,165,270
U.S. Bancorp	357,834	19,176,324
Wells Fargo & Co.	637,965	35,183,770

		157,742,247

Beverages — 1.2%
PepsiCo, Inc.	128,445	14,312,626

Biotechnology — 0.9%
Gilead Sciences, Inc.	131,222	10,631,606

Building Products — 1.4%
Johnson Controls International PLC	434,131	17,491,138

Capital Markets — 5.4%
Ameriprise Financial, Inc.	68,657	10,196,251
Bank of New York Mellon Corp. (The)	419,338	22,233,301
Invesco Ltd.	160,669	5,629,842
Morgan Stanley	586,446	28,249,104

		66,308,498

Chemicals — 2.3%
CF Industries Holdings, Inc.(a)	311,900	10,966,403
DowDuPont, Inc.	259,671	17,977,023

		28,943,426

Commercial Services & Supplies — 0.6%
Stericycle, Inc.*	100,314	7,184,489

Communications Equipment — 1.8%
Cisco Systems, Inc.	641,885	21,586,593

Construction Materials — 0.7%
Vulcan Materials Co.	68,221	8,159,232

Consumer Finance — 0.7%
American Express Co.	94,764	8,572,351

Containers & Packaging — 1.0%
International Paper Co.	217,747	12,372,385

Diversified Telecommunication Services — 1.4%
Verizon Communications, Inc.	339,138	16,783,940

Electric Utilities — 6.5%
Exelon Corp.	503,416	18,963,681
PG&E Corp.	498,402	33,936,192
Southern Co. (The)	382,600	18,800,964

	Shares	Value
COMMON STOCKS (Continued)
Electric Utilities (cont’d.)
Westar Energy, Inc.	173,200	$8,590,720

		80,291,557

Electronic Equipment, Instruments & Components — 1.0%
TE Connectivity Ltd.	145,280	12,066,957

Equity Real Estate Investment Trusts (REITs) — 1.5%
VEREIT, Inc.	1,019,986	8,455,684
Weyerhaeuser Co.	279,565	9,513,597

		17,969,281

Food & Staples Retailing — 1.3%
Wal-Mart Stores, Inc.	200,340	15,654,568

Food Products — 3.0%
Bunge Ltd.	164,938	11,456,593
Tyson Foods, Inc. (Class A Stock)	368,152	25,936,308

		37,392,901

Health Care Equipment & Supplies — 3.1%
Becton, Dickinson and Co.(a)	35,941	7,042,639
Hologic, Inc.*	259,453	9,519,331
Medtronic PLC	278,987	21,696,819

		38,258,789

Health Care Providers & Services — 1.7%
Aetna, Inc.	135,239	21,504,353

Hotels, Restaurants & Leisure — 1.2%
Carnival Corp.	122,066	7,881,802
Las Vegas Sands Corp.	115,264	7,395,338

		15,277,140

Household Products — 1.5%
Kimberly-Clark Corp.	67,100	7,896,327
Procter & Gamble Co. (The)	120,745	10,985,380

		18,881,707

Industrial Conglomerates — 1.0%
General Electric Co.	486,574	11,765,359

Insurance — 6.6%
American International Group, Inc.	169,861	10,427,767
Brighthouse Financial, Inc.*	88,006	5,350,765
Chubb Ltd.	33,433	4,765,874
Loews Corp.	292,273	13,988,186
Marsh & McLennan Cos., Inc.	189,466	15,879,145
MetLife, Inc.	377,388	19,605,307
XL Group Ltd. (Bermuda)	275,330	10,861,769

		80,878,813

Leisure Products — 0.5%
Mattel, Inc.(a)	390,581	6,046,194

Life Sciences Tools & Services — 0.6%
Thermo Fisher Scientific, Inc.	38,330	7,252,036

Machinery — 1.1%
Illinois Tool Works, Inc.	92,829	13,734,979

Media — 3.6%
Comcast Corp. (Class A Stock)	501,068	19,281,097
News Corp. (Class A Stock)	566,349	7,509,788

A1328

AST T. ROWE PRICE LARGE-CAP VALUE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Media (cont’d.)
Twenty-First Century Fox, Inc. (Class B Stock)	700,967	$18,077,939

		44,868,824

Multiline Retail — 0.5%
Kohl’s Corp.(a)	145,844	6,657,779

Oil, Gas & Consumable Fuels — 9.4%
Apache Corp.(a)	185,852	8,512,022
Canadian Natural Resources Ltd. (Canada)	294,887	9,875,766
EQT Corp.(a)	112,175	7,318,297
Exxon Mobil Corp.	306,388	25,117,688
Hess Corp.(a)	239,845	11,246,332
Occidental Petroleum Corp.	232,442	14,925,101
TOTAL SA (France), ADR(a)	519,264	27,791,009
TransCanada Corp. (Canada)	213,569	10,556,716

		115,342,931

Pharmaceuticals — 6.9%
Johnson & Johnson	184,413	23,975,534
Merck & Co., Inc.	388,982	24,906,517
Perrigo Co. PLC(a)	135,300	11,453,145
Pfizer, Inc.	679,278	24,250,225

		84,585,421

Road & Rail — 0.6%
Canadian Pacific Railway Ltd. (Canada)	46,356	7,789,199

Semiconductors & Semiconductor Equipment — 3.0%
Applied Materials, Inc.	194,833	10,148,851
QUALCOMM, Inc.	325,656	16,882,007
Texas Instruments, Inc.	104,009	9,323,367

		36,354,225

Software — 3.0%
Microsoft Corp.	496,282	36,968,046

Specialty Retail — 0.6%
Lowe’s Cos., Inc.	91,646	7,326,181

Technology Hardware, Storage & Peripherals — 0.6%
Apple, Inc.	50,727	7,818,045

Tobacco — 1.8%
Philip Morris International, Inc.	198,798	22,068,566

TOTAL COMMON STOCKS (cost $1,087,731,993)		1,188,557,090

PREFERRED STOCKS — 1.0%
Electric Utilities — 0.8%
NextEra Energy, Inc., CVT, 6.123%	182,417	10,084,011

	Shares	Value
PREFERRED STOCKS (Continued)
Health Care Equipment & Supplies — 0.2%
Becton, Dickinson & Co., CVT, 6.125%	42,676	$2,358,276

TOTAL PREFERRED STOCKS (cost $11,419,939)		12,442,287

TOTAL LONG-TERM INVESTMENTS (cost $1,099,151,932)		1,200,999,377

SHORT-TERM INVESTMENTS — 9.3%

AFFILIATED MUTUAL FUND — 7.1%
Prudential Investment Portfolios 2 - Prudential Institutional Money Market Fund (cost $87,241,611; includes $87,156,752 of cash collateral for securities on loan)(b)(w)	87,232,887	87,241,611

UNAFFILIATED FUND — 2.2%
JPMorgan U.S. Government Money Market Fund (cost $27,146,213)	27,146,213	27,146,213

TOTAL SHORT-TERM INVESTMENTS (cost $114,387,824)		114,387,824

TOTAL INVESTMENTS — 106.9% (cost $1,213,539,756)		1,315,387,201
Liabilities in excess of assets — (6.9)%		(84,685,026)

NET ASSETS — 100.0%		$1,230,702,175

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $85,855,420; cash collateral of $87,156,752 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.

(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Institutional Money Market Fund.

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

A1329

AST T. ROWE PRICE LARGE-CAP VALUE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

The following is a summary of the inputs used as of September 30, 2017 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$37,138,819	$—	$—
Air Freight & Logistics	6,616,959	—	—
Airlines	12,651,479	—	—
Auto Components	11,877,049	—	—
Automobiles	3,430,402	—	—
Banks	157,742,247	—	—
Beverages	14,312,626	—	—
Biotechnology	10,631,606	—	—
Building Products	17,491,138	—	—
Capital Markets	66,308,498	—	—
Chemicals	28,943,426	—	—
Commercial Services & Supplies	7,184,489	—	—
Communications Equipment	21,586,593	—	—
Construction Materials	8,159,232	—	—
Consumer Finance	8,572,351	—	—
Containers & Packaging	12,372,385	—	—
Diversified Telecommunication Services	16,783,940	—	—
Electric Utilities	80,291,557	—	—
Electronic Equipment, Instruments & Components	12,066,957	—	—
Equity Real Estate Investment Trusts (REITs)	17,969,281	—	—
Food & Staples Retailing	15,654,568	—	—
Food Products	37,392,901	—	—
Health Care Equipment & Supplies	38,258,789	—	—
Health Care Providers & Services	21,504,353	—	—
Hotels, Restaurants & Leisure	15,277,140	—	—
Household Products	18,881,707	—	—
Industrial Conglomerates	11,765,359	—	—
Insurance	80,878,813	—	—
Leisure Products	6,046,194	—	—
Life Sciences Tools & Services	7,252,036	—	—
Machinery	13,734,979	—	—
Media	44,868,824	—	—
Multiline Retail	6,657,779	—	—
Oil, Gas & Consumable Fuels	115,342,931	—	—
Pharmaceuticals	84,585,421	—	—
Road & Rail	7,789,199	—	—
Semiconductors & Semiconductor Equipment	36,354,225	—	—
Software	36,968,046	—	—
Specialty Retail	7,326,181	—	—
Technology Hardware, Storage & Peripherals	7,818,045	—	—
Tobacco	22,068,566	—	—
Preferred Stocks
Electric Utilities	10,084,011	—	—
Health Care Equipment & Supplies	2,358,276	—	—
Affiliated Mutual Fund	87,241,611	—	—
Unaffiliated Fund	27,146,213	—	—

Total	$1,315,387,201	$—	$—

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

A1330

AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 99.3%
COMMON STOCKS — 97.6%
Agricultural & Farm Machinery — 0.6%
AGCO Corp.	43,600	$3,216,372

Aluminum — 0.4%
Kaiser Aluminum Corp.	17,600	1,815,264

Biotechnology — 0.1%
Calyxt, Inc.*(a)	21,600	528,984

Commodity Chemicals — 1.0%
Orion Engineered Carbons SA (Luxembourg)	56,079	1,258,974
Valvoline, Inc.	165,793	3,887,846

		5,146,820

Construction & Engineering — 0.7%
Jacobs Engineering Group, Inc.	33,800	1,969,526
Valmont Industries, Inc.	12,000	1,897,200

		3,866,726

Construction Materials — 2.4%
Martin Marietta Materials, Inc.	13,900	2,866,597
Vulcan Materials Co.	80,525	9,630,790

		12,497,387

Copper — 4.0%
Antofagasta PLC (Chile)	392,350	4,997,753
First Quantum Minerals Ltd. (Zambia)	458,200	5,144,766
Lundin Mining Corp. (Canada)	703,456	4,825,953
Southern Copper Corp. (Peru)(a)	151,600	6,027,616

		20,996,088

Diversified Chemicals — 3.6%
BASF SE (Germany)	51,462	5,482,537
DowDuPont, Inc.	111,790	7,739,222
Eastman Chemical Co.	35,300	3,194,297
Incitec Pivot Ltd. (Australia)	843,802	2,390,597

		18,806,653

Diversified Metals & Mining — 4.1%
BHP Billiton Ltd. (Australia)	296,985	6,022,794
Boliden AB (Sweden)	215,633	7,314,133
Compass Minerals International, Inc.(a)	32,100	2,083,290
Independence Group NL (Australia)(a)	1,284,854	3,505,787
Rio Tinto PLC (United Kingdom)	52,607	2,448,806

		21,374,810

Electric Utilities — 2.2%
Edison International	47,100	3,634,707
Eversource Energy	37,200	2,248,368
Red Electrica Corp. SA (Spain)	202,357	4,256,483
Westar Energy, Inc.	30,047	1,490,331

		11,629,889

Electrical Components & Equipment — 0.6%
Legrand SA (France)	46,650	3,366,714

Fertilizers & Agricultural Chemicals — 2.4%
Agrium, Inc. (Canada)	30,300	3,248,463
CF Industries Holdings, Inc.(a)	159,821	5,619,306
Yara International ASA (Norway)	88,120	3,951,377

		12,819,146

	Shares	Value
COMMON STOCKS (Continued)
Gas Utilities — 2.3%
Atmos Energy Corp.	107,632	$9,023,867
Italgas SpA (Italy)	572,586	3,216,165

		12,240,032

Gold — 2.5%
Centamin PLC (United Kingdom)	758,458	1,473,460
Evolution Mining Ltd. (Australia)	966,563	1,673,075
Franco-Nevada Corp. (Canada)	25,600	1,983,166
New Gold, Inc. (Canada)*	462,600	1,716,246
Osisko Gold Royalties Ltd. (Canada)	141,500	1,825,806
Randgold Resources Ltd. (United Kingdom)	46,543	4,548,955

		13,220,708

Heavy Electrical Equipment — 0.4%
Siemens Gamesa Renewable Energy SA (Spain)	65,208	851,977
Vestas Wind Systems A/S (Denmark)	15,716	1,412,645

		2,264,622

Independent Power Producers & Energy Traders — 0.2%
TPG Pace Energy Holdings Corp., UTS*	124,720	1,275,886

Industrial Conglomerates — 0.5%
Carlisle Cos., Inc.	24,300	2,437,047

Industrial Gases — 4.2%
Air Products & Chemicals, Inc.	92,947	14,055,445
Praxair, Inc.	56,900	7,951,206

		22,006,651

Industrial Machinery — 3.4%
ANDRITZ AG (Austria)	42,407	2,450,860
Flowserve Corp.(a)	89,400	3,807,546
Krones AG (Germany)	20,649	2,872,229
Mueller Water Products, Inc. (Class A Stock)	121,700	1,557,760
Pentair PLC (United Kingdom)	62,800	4,267,888
Sandvik AB (Sweden)	159,418	2,753,259

		17,709,542

Integrated Oil & Gas — 15.3%
BP PLC (United Kingdom)	1,740,835	11,151,771
Chevron Corp.	44,300	5,205,250
Exxon Mobil Corp.	195,207	16,003,070
Galp Energia SGPS SA (Portugal)	329,034	5,834,775
Occidental Petroleum Corp.	218,938	14,058,010
Suncor Energy, Inc. (Canada)	123,800	4,336,714
TOTAL SA (France)	437,625	23,497,901

		80,087,491

Metal & Glass Containers — 1.9%
Ball Corp.	169,800	7,012,740
Vidrala SA (Spain)	32,148	2,827,372

		9,840,112

Multi-Utilities — 1.0%
NiSource, Inc.	209,404	5,358,648

Oil & Gas Equipment & Services — 5.1%
Baker Hughes a GE Co.	174,400	6,386,528
Dril-Quip, Inc.*(a)	31,100	1,373,065
Frank’s International NV(a)	133,200	1,028,304
Halliburton Co.	62,600	2,881,478

A1331

AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Oil & Gas Equipment & Services (cont’d.)
Matrix Service Co.*	98,465	$1,496,668
Oceaneering International, Inc.(a)	80,700	2,119,989
SBM Offshore NV (Netherlands)	103,385	1,874,677
Schlumberger Ltd.	54,369	3,792,781
Tenaris SA (Luxembourg)	270,080	3,828,361
US Silica Holdings, Inc.(a)	58,900	1,830,023

		26,611,874

Oil & Gas Exploration & Production — 19.0%
Advantage Oil & Gas Ltd. (Canada)*	358,076	2,244,164
ARC Resources Ltd. (Canada)	312,300	4,302,494
Cairn Energy PLC (United Kingdom)*	892,116	2,291,930
Canadian Natural Resources Ltd. (Canada)	94,800	3,174,852
Centennial Resource Development, Inc. (Class A Stock)*(a)	248,880	4,472,374
Centennial Resource Development, Inc.*^	10,440	184,115
Cimarex Energy Co.	25,363	2,883,012
Comstock Resources, Inc.*(a)	74,833	454,985
Concho Resources, Inc.*	101,070	13,312,940
Continental Resources, Inc.*(a)	104,600	4,038,606
Crew Energy, Inc. (Canada)*	24,640	87,679
Devon Energy Corp.	68,481	2,513,938
Diamondback Energy, Inc.*	64,477	6,316,167
Encana Corp. (Canada)	370,900	4,369,202
EOG Resources, Inc.	149,620	14,474,239
Jagged Peak Energy, Inc.*(a)	175,400	2,395,964
Kelt Exploration Ltd. (Canada)*	386,000	2,205,714
Kosmos Energy Ltd. (Ghana)*(a)	519,327	4,133,843
Lundin Petroleum AB (Sweden)*	109,059	2,389,801
Matador Resources Co.*(a)	98,300	2,668,845
Noble Energy, Inc.	101,800	2,887,048
Pioneer Natural Resources Co.	37,208	5,489,668
RSP Permian, Inc.*	129,100	4,465,569
Seven Generations Energy Ltd. (Canada) (Class A Stock)*	293,655	4,645,762
Woodside Petroleum Ltd. (Australia)	134,963	3,090,394

		99,493,305

Oil & Gas Refining & Marketing — 5.4%
Andeavor	106,642	11,000,122
Delek US Holdings, Inc.	92,300	2,467,179
HollyFrontier Corp.(a)	174,800	6,287,556
Marathon Petroleum Corp.	110,256	6,183,156
PBF Energy, Inc. (Class A Stock)(a)	94,900	2,620,189

		28,558,202

Oil & Gas Storage & Transportation — 3.2%
Enbridge, Inc. (Canada)	74,744	3,127,290
Koninklijke Vopak NV (Netherlands)	120,698	5,293,054
Plains GP Holdings LP (Class A Stock)*(a)	105,500	2,307,285
TransCanada Corp. (Canada)	116,900	5,778,367

		16,505,996

Packaged Foods & Meats — 0.6%
Cal-Maine Foods, Inc.*(a)	72,526	2,980,819

Paper Packaging — 0.6%
International Paper Co.	13,700	778,434
Orora Ltd. (Australia)	1,006,085	2,454,556

		3,232,990

	Shares	Value
COMMON STOCKS (Continued)
Precious Metals & Minerals — 0.3%
Fresnillo PLC (Mexico)	91,944	$1,732,429

Research & Consulting Services — 0.3%
ALS Ltd. (Australia)	281,796	1,733,577

Specialty Chemicals — 8.9%
Akzo Nobel NV (Netherlands)	64,714	5,968,503
Albemarle Corp.(a)	10,300	1,403,993
Corbion NV (Netherlands)	78,562	2,533,836
Croda International PLC (United Kingdom)	84,611	4,302,299
GCP Applied Technologies, Inc.*	34,600	1,062,220
Koninklijke DSM NV (Netherlands)	46,050	3,769,913
PPG Industries, Inc.	42,500	4,618,050
RPM International, Inc.	137,000	7,033,580
Sherwin-Williams Co. (The)	22,400	8,020,096
Symrise AG (Germany)	35,517	2,700,168
Umicore SA (Belgium)	27,417	2,269,723
Victrex PLC (United Kingdom)	86,755	2,758,890

		46,441,271

Steel — 0.4%
Commercial Metals Co.	96,300	1,832,589

TOTAL COMMON STOCKS (cost $478,770,110)		511,628,644

PREFERRED STOCKS — 1.7%
Electric Utilities — 0.8%
NextEra Energy, Inc., CVT, (PRFC), 6.123%	77,164	4,265,627

Household Products — 0.5%
Henkel AG & Co. KGaA (Germany) (PRFC)	18,456	2,514,477

Multi-Utilities — 0.4%
DTE Energy Co., CVT, (PRFC), 6.500%	40,100	2,183,445

TOTAL PREFERRED STOCKS (cost $8,449,451)		8,963,549

TOTAL LONG-TERM INVESTMENTS (cost $487,219,561)		520,592,193

SHORT-TERM INVESTMENTS — 9.7%
AFFILIATED MUTUAL FUNDS
Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund(w)	2,476,640	2,476,640
Prudential Investment Portfolios 2 - Prudential Institutional Money Market Fund (cost $48,422,294; includes $48,363,333 of cash collateral for securities on loan)(b)(w)	48,417,452	48,422,294

TOTAL SHORT-TERM INVESTMENTS (cost $50,898,934)		50,898,934

TOTAL INVESTMENTS — 109.0% (cost $538,118,495)		571,491,127
Liabilities in excess of other assets — (9.0)%		(47,084,382)

NET ASSETS — 100.0%		$524,406,745

A1332

AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.
^	Indicates a Level 3 security. The aggregate value of Level 3 securities is $184,115 and 0.0% of net assets.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $47,069,581; cash collateral of $48,363,333
(included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as the manager of the Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund and Prudential Institutional Money Market Fund.

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2017 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Agricultural & Farm Machinery	$3,216,372	$—	$—
Aluminum	1,815,264	—	—
Biotechnology	528,984	—	—
Commodity Chemicals	5,146,820	—	—
Construction & Engineering	3,866,726	—	—
Construction Materials	12,497,387	—	—
Copper	15,998,335	4,997,753	—
Diversified Chemicals	10,933,519	7,873,134	—
Diversified Metals & Mining	2,083,290	19,291,520	—
Electric Utilities	7,373,406	4,256,483	—
Electrical Components & Equipment	—	3,366,714	—
Fertilizers & Agricultural Chemicals	8,867,769	3,951,377	—
Gas Utilities	9,023,867	3,216,165	—
Gold	5,525,218	7,695,490	—
Heavy Electrical Equipment	—	2,264,622	—
Independent Power Producers & Energy Traders	1,275,886	—	—
Industrial Conglomerates	2,437,047	—	—
Industrial Gases	22,006,651	—	—
Industrial Machinery	9,633,194	8,076,348	—
Integrated Oil & Gas	39,603,044	40,484,447	—
Metal & Glass Containers	7,012,740	2,827,372	—
Multi-Utilities	5,358,648	—	—
Oil & Gas Equipment & Services	20,908,836	5,703,038	—
Oil & Gas Exploration & Production	91,537,065	7,772,125	184,115
Oil & Gas Refining & Marketing	28,558,202	—	—
Oil & Gas Storage & Transportation	11,212,942	5,293,054	—
Packaged Foods & Meats	2,980,819	—	—
Paper Packaging	778,434	2,454,556	—
Precious Metals & Minerals	—	1,732,429	—
Research & Consulting Services	—	1,733,577	—
Specialty Chemicals	22,137,939	24,303,332	—
Steel	1,832,589	—	—
Preferred Stocks
Electric Utilities	4,265,627	—	—
Household Products	—	2,514,477	—
Multi-Utilities	2,183,445	—	—
Affiliated Mutual Funds	50,898,934	—	—

Total	$411,498,999	$159,808,013	$184,115

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

A1333

AST TEMPLETON GLOBAL BOND PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
LONG-TERM INVESTMENTS — 59.5%

FOREIGN BONDS — 39.5%
Brazil — 12.6%
Brazil Notas do Tesouro Nacional,
Series B, Notes
17.405%	05/15/19	BRL 810	$804,026
17.555%	08/15/22	BRL 3,961	4,013,357
17.555%	08/15/24	BRL 170	174,657
17.681%	05/15/23	BRL 6,633	6,743,747
Series F, Notes
9.762%	01/01/19	BRL 5,970	1,943,918
9.762%	01/01/21	BRL 5,260	1,719,079
9.762%	01/01/23	BRL 47,763	15,507,579
10.000%	01/01/25	BRL 37,849	12,224,113
10.000%	01/01/27	BRL 6,693	2,144,812

			45,275,288

Indonesia — 10.2%
Indonesia Treasury Bond,
Sr. Unsec’d. Notes
5.625%	05/15/23	IDR46,670,000	3,367,613
7.000%	05/15/22	IDR121,498,000	9,336,286
8.375%	03/15/24	IDR66,672,000	5,475,598
8.375%	09/15/26	IDR91,314,000	7,633,793
8.375%	03/15/34	IDR47,530,000	3,885,257
8.750%	05/15/31	IDR34,700,000	2,984,628
9.000%	03/15/29	IDR17,887,000	1,559,429
10.250%	07/15/22	IDR14,584,000	1,249,413
10.500%	08/15/30	IDR 2,810,000	272,482
12.800%	06/15/21	IDR 8,277,000	754,175
12.900%	06/15/22	IDR 909,000	85,065

			36,603,739

Mexico — 11.3%
Mexican Bonos,
Bonds
4.750%	06/14/18	MXN 350,520	18,945,981
8.500%	12/13/18	MXN 36,180	2,019,742
Sr. Unsec’d. Notes
5.000%	12/11/19	MXN 328,930	17,415,949
Mexican Udibonos,
Bonds, TIPS
2.500%	12/10/20	MXN 7,962	2,491,936

			40,873,608

Philippines — 3.9%
Philippine Government Bond,
Sr. Unsec’d. Notes
3.875%	11/22/19	PHP 719,810	14,234,099

South Africa — 1.5%
Republic of South Africa Government Bond,
Bonds
7.000%	02/28/31	ZAR 11,027	678,497
8.000%	01/31/30	ZAR 15,464	1,051,061
8.250%	03/31/32	ZAR 19,809	1,337,875
8.500%	01/31/37	ZAR 4,690	311,876
8.875%	02/28/35	ZAR 8,746	610,366
10.500%	12/21/26	ZAR 11,033	914,503
Sr. Unsec’d. Notes

Interest Rate	Maturity Date	Principal Amount (000)#		Value
FOREIGN BONDS (Continued)
South Africa (cont’d.)
6.250%	03/31/36	ZAR	9,760	$519,836

				5,424,014

TOTAL FOREIGN BONDS (cost $134,970,114)				142,410,748

SOVEREIGN ISSUES — 20.0%
Argentina Bonar Bonds (Argentina),
Bonds
22.548%(cc)	04/03/22	ARS	5,730	326,629
Argentine Bonos del Tesoro (Argentina),
Bonds
15.500%	10/17/26	ARS	112,030	6,869,342
16.000%	10/17/23	ARS	31,822	1,896,465
21.200%	09/19/18	ARS	4,441	255,348
22.750%	03/05/18	ARS	263	15,009
Unsec’d. Notes
18.200%	10/03/21	ARS	87,913	5,228,290
Bank of Thailand Bond (Thailand),
Bonds
1.490%	08/28/19	THB	3,590	107,786
1.590%	02/20/19	THB	4,000	120,117
Colombia Government International Bond (Colombia),
Sr. Unsec’d. Notes
4.375%	03/21/23	COP	37,000	12,033
7.750%	04/14/21	COP	245,000	88,862
9.850%	06/28/27	COP	59,000	25,180
Colombian TES (Colombia),
Bonds
6.000%	04/28/28	COP	4,648,800	1,510,009
7.000%	09/11/19	COP	412,000	144,570
7.000%	05/04/22	COP	1,048,000	369,628
7.000%	06/30/32	COP	674,000	230,492
7.500%	08/26/26	COP	8,710,500	3,154,513
7.750%	09/18/30	COP	15,816,700	5,867,311
10.000%	07/24/24	COP	4,494,000	1,837,398
11.000%	07/24/20	COP	903,000	349,004
11.250%	10/24/18	COP	529,000	192,022
Notes
5.000%	11/21/18	COP	278,000	94,602
Korea Treasury Bond (South Korea),
Sr. Unsec’d. Notes
1.875%	03/10/22	KRW	5,288,000	4,570,017
2.000%	09/10/22	KRW	2,265,000	1,968,198
3.000%	03/10/23	KRW	1,313,000	1,195,980
3.000%	09/10/24	KRW	2,310,000	2,108,349
3.375%	09/10/23	KRW	2,607,000	2,422,176
3.500%	03/10/24	KRW	1,715,000	1,612,211
3.750%	06/10/22	KRW	1,712,000	1,601,458
Serbia International Bond (Serbia),
Sr. Unsec’d. Notes, 144A
4.875%	02/25/20		4,250	4,442,015
7.250%	09/28/21		3,190	3,682,854
Thailand Government Bond (Thailand),
Sr. Unsec’d. Notes
3.875%	06/13/19	THB	502,180	15,665,818

A1334

AST TEMPLETON GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
SOVEREIGN ISSUES (Continued)
Ukraine Government International Bond (Ukraine),
Sr. Unsec’d. Notes, 144A
3.308%(s)	05/31/40		7,576	$4,079,675
TOTAL SOVEREIGN ISSUES (cost $70,748,162)				72,043,361

TOTAL LONG-TERM INVESTMENTS (cost $205,718,276)				214,454,109

SHORT-TERM INVESTMENTS — 23.1%

FOREIGN TREASURY BILLS(n) —6.8%
Brazil Letras do Tesouro Nacional (Brazil)
11.505%	07/01/21	BRL	840	192,180
11.703%	07/01/20	BRL	7,870	1,990,238
Colombian TES Corto Plazo (Colombia)
5.711%	03/13/18	COP	287,000	95,361
Colombian Tes Corto Plazo (Colombia)
5.754%	12/12/17	COP	252,000	84,858
Mexico Cetes (Mexico)
Zero(p)	10/26/17	MXN	759,479	4,148,857
Zero(p)	02/01/18	MXN	26,669	142,919
5.782%	11/09/17	MXN	919,831	5,011,134
6.655%	10/12/17	MXN	509,261	2,789,553
7.019%	03/01/18	MXN	391,787	2,088,132
7.073%	01/04/18	MXN	425,590	2,293,278
7.156%	11/23/17	MXN	361,624	1,964,705
7.189%	04/26/18	MXN	480,266	2,532,249
7.238%	12/07/17	MXN	228,134	1,236,045

TOTAL FOREIGN TREASURY BILLS (cost $24,051,922)				24,569,509

U.S. GOVERNMENT AGENCY OBLIGATION(n) — 12.4%
Federal Home Loan Banks
0.990%	10/02/17		44,815	44,814,999

(cost $44,815,000)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. TREASURY OBLIGATION(n) —3.9%
U.S. Treasury Bills (cost $13,991,413)
1.084%	10/26/17	$ 14,000	$13,991,262

TOTAL U.S. TREASURY OBLIGATIONS (cost $13,991,413)			13,991,262

TOTAL SHORT-TERM INVESTMENTS (cost $82,858,335)			83,375,770

TOTAL INVESTMENTS — 82.6% (cost $288,576,611)			297,829,879
Other assets in excess of liabilities(z) — 17.4%			62,824,581

NET ASSETS — 100.0%			$360,654,460

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.

(cc)	Variable rate instrument. The rate shown is based on the latest available information as of September 30, 2017. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(n)	Rate shown reflects yield to maturity at purchase date.

(p)	Interest rate not available as of September 30, 2017.

(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.

(z)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end, with the exception of options which are included in net assets at market value:

Forward foreign currency exchange contracts outstanding at September 30, 2017:

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts:
Indian Rupee,
Expiring 10/13/17	JPMorgan Chase	INR	340,557	$5,232,497	$5,203,821	$(28,676)
Expiring 10/23/17	JPMorgan Chase	INR	402,975	6,209,164	6,149,281	(59,883)
Expiring 10/24/17	JPMorgan Chase	INR	132,041	2,033,433	2,014,637	(18,796)
Expiring 10/27/17	JPMorgan Chase	INR	92,073	1,417,489	1,404,251	(13,238)
Expiring 11/29/17	JPMorgan Chase	INR	577,721	8,945,822	8,780,291	(165,531)
Expiring 02/15/18	JPMorgan Chase	INR	402,975	6,184,389	6,070,622	(113,767)
Expiring 02/28/18	Deutsche Bank AG	INR	350,634	5,393,539	5,274,414	(119,125)
South Korean Won,
Expiring 10/16/17	Citigroup Global Markets	KRW	1,868,000	1,633,153	1,631,306	(1,847)

				$37,049,486	$36,528,623	(520,863)

A1335

AST TEMPLETON GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Forward foreign currency exchange contracts outstanding at September 30, 2017 (continued):

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts:
Australian Dollar,
Expiring 11/15/17	JPMorgan Chase	AUD	12,493	$9,208,965	$9,793,772	$ (584,807)
Expiring 02/22/18	Citigroup Global Markets	AUD	2,440	1,802,257	1,910,803	(108,546)
Expiring 03/09/18	Citigroup Global Markets	AUD	153	114,590	119,485	(4,895)
Expiring 03/09/18	Citigroup Global Markets	AUD	76	56,842	59,273	(2,431)
Expiring 03/13/18	Citigroup Global Markets	AUD	3,429	2,546,564	2,684,776	(138,212)
Expiring 03/13/18	JPMorgan Chase	AUD	4,281	3,167,940	3,351,859	(183,919)
Expiring 03/16/18	JPMorgan Chase	AUD	380	283,233	297,516	(14,283)
Expiring 03/20/18	JPMorgan Chase	AUD	21,859	16,408,459	17,113,514	(705,055)
Euro,
Expiring 10/10/17	Hong Kong & Shanghai Bank	EUR	2,191	2,508,322	2,590,585	(82,263)
Expiring 10/10/17	JPMorgan Chase	EUR	3,035	3,470,765	3,589,216	(118,451)
Expiring 10/11/17	Bank of America	EUR	26,380	30,263,139	31,198,923	(935,784)
Expiring 10/12/17	JPMorgan Chase	EUR	5,627	6,439,117	6,655,269	(216,152)
Expiring 10/13/17	JPMorgan Chase	EUR	11,148	12,776,445	13,185,893	(409,448)
Expiring 10/17/17	Bank of America	EUR	7,355	8,743,233	8,701,044	42,189
Expiring 10/18/17	UBS AG	EUR	7,849	9,035,521	9,286,768	(251,247)
Expiring 10/27/17	Goldman Sachs & Co.	EUR	1,087	1,277,519	1,286,699	(9,180)
Expiring 10/30/17	Deutsche Bank AG	EUR	4,848	5,672,286	5,739,475	(67,189)
Expiring 10/31/17	Citigroup Global Markets	EUR	5,330	6,246,017	6,310,071	(64,054)
Expiring 11/02/17	Hong Kong & Shanghai Bank	EUR	5,863	6,922,903	6,942,451	(19,548)
Expiring 11/08/17	Citigroup Global Markets	EUR	744	878,816	881,377	(2,561)
Expiring 11/08/17	Deutsche Bank AG	EUR	3,720	4,396,333	4,406,293	(9,960)
Expiring 11/09/17	Deutsche Bank AG	EUR	13,408	15,883,855	15,882,470	1,385
Expiring 11/14/17	Deutsche Bank AG	EUR	2,053	2,421,130	2,431,953	(10,823)
Expiring 11/15/17	Deutsche Bank AG	EUR	3,666	4,345,556	4,343,530	2,026
Expiring 12/07/17	Goldman Sachs & Co.	EUR	4,160	4,982,016	4,935,786	46,230
Expiring 12/14/17	Deutsche Bank AG	EUR	2,053	2,466,745	2,436,401	30,344
Japanese Yen,
Expiring 10/10/17	JPMorgan Chase	JPY	305,450	3,017,535	2,716,016	301,519
Expiring 10/10/17	JPMorgan Chase	JPY	305,450	2,768,651	2,716,016	52,635
Expiring 10/11/17	Barclays Capital Group	JPY	215,933	1,995,631	1,920,143	75,488
Expiring 10/11/17	Hong Kong & Shanghai Bank	JPY	607,600	5,523,636	5,402,961	120,675
Expiring 11/09/17	Morgan Stanley	JPY	505,988	4,547,801	4,505,540	42,261
Expiring 11/16/17	JPMorgan Chase	JPY	562,155	5,020,093	5,007,120	12,973
Expiring 11/20/17	Citigroup Global Markets	JPY	163,729	1,454,654	1,458,573	(3,919)
Expiring 12/05/17	JPMorgan Chase	JPY	1,091,053	9,880,221	9,727,434	152,787
Expiring 12/08/17	Citigroup Global Markets	JPY	172,800	1,593,016	1,540,935	52,081
Expiring 12/11/17	Hong Kong & Shanghai Bank	JPY	258,800	2,385,253	2,308,302	76,951
Expiring 12/12/17	Citigroup Global Markets	JPY	339,920	3,035,529	3,032,037	3,492
Expiring 12/13/17	Hong Kong & Shanghai Bank	JPY	245,410	2,245,627	2,189,169	56,458
Expiring 12/13/17	JPMorgan Chase	JPY	227,370	2,015,316	2,028,244	(12,928)
Expiring 12/18/17	JPMorgan Chase	JPY	95,900	879,683	855,761	23,922
Expiring 01/11/18	Barclays Capital Group	JPY	230,430	2,041,869	2,059,169	(17,300)
Expiring 01/11/18	Goldman Sachs & Co.	JPY	99,910	884,888	892,816	(7,928)
Expiring 01/11/18	JPMorgan Chase	JPY	610,900	5,416,789	5,459,126	(42,337)
Expiring 01/16/18	Barclays Capital Group	JPY	655,550	5,789,441	5,859,696	(70,255)
Expiring 01/16/18	JPMorgan Chase	JPY	226,190	2,010,864	2,021,821	(10,957)
Expiring 01/25/18	Citigroup Global Markets	JPY	133,855	1,210,886	1,197,052	13,834
Expiring 01/25/18	JPMorgan Chase	JPY	206,000	1,863,048	1,842,239	20,809
Expiring 01/29/18	JPMorgan Chase	JPY	71,800	649,589	642,239	7,350
Expiring 02/08/18	JPMorgan Chase	JPY	319,300	2,900,051	2,857,613	42,438
Expiring 02/08/18	Standard Chartered PLC	JPY	319,400	2,907,403	2,858,508	48,895
Expiring 02/09/18	Barclays Capital Group	JPY	319,440	2,894,003	2,859,020	34,983
Expiring 02/09/18	JPMorgan Chase	JPY	320,140	2,918,030	2,865,284	52,746
Expiring 02/16/18	JPMorgan Chase	JPY	560,067	5,020,096	5,014,537	5,559
Expiring 03/13/18	Deutsche Bank AG	JPY	81,300	753,252	728,894	24,358
Expiring 03/19/18	Barclays Capital Group	JPY	140,390	1,280,739	1,259,070	21,669
Expiring 04/13/18	Deutsche Bank AG	JPY	303,400	2,794,536	2,724,921	69,615

A1336

AST TEMPLETON GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Forward foreign currency exchange contracts outstanding at September 30, 2017 (continued):

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts (cont’d.):
Japanese Yen (cont’d.),
Expiring 05/18/18	Bank of America	JPY	327,434	$2,939,002	$2,946,936	$ (7,934)
Expiring 05/18/18	Citigroup Global Markets	JPY	163,729	1,468,727	1,473,571	(4,844)
Expiring 05/21/18	Bank of America	JPY	326,957	2,978,087	2,943,167	34,920
Expiring 05/21/18	Hong Kong & Shanghai Bank	JPY	328,108	2,995,054	2,953,532	41,522
Expiring 05/22/18	Bank of America	JPY	327,845	3,004,445	2,951,340	53,105
Expiring 06/18/18	Hong Kong & Shanghai Bank	JPY	322,540	3,004,565	2,908,282	96,283
Expiring 06/20/18	Citigroup Global Markets	JPY	219,010	2,005,035	1,975,007	30,028
South Korean Won,
Expiring 10/16/17	Citigroup Global Markets	KRW	1,868,000	1,670,094	1,631,306	38,788
Expiring 11/15/17	Citigroup Global Markets	KRW	2,497,000	2,205,636	2,181,409	24,227
Expiring 11/16/17	Citigroup Global Markets	KRW	2,195,000	1,940,417	1,917,600	22,817
Expiring 11/20/17	Citigroup Global Markets	KRW	1,245,000	1,099,678	1,087,710	11,968
Expiring 01/16/18	Citigroup Global Markets	KRW	1,868,000	1,633,723	1,633,597	126
Expiring 02/28/18	Deutsche Bank AG	KRW	19,232,000	17,203,685	16,832,425	371,260
Expiring 02/28/18	Deutsche Bank AG	KRW	2,020,000	1,806,959	1,767,964	38,995
Expiring 03/07/18	Goldman Sachs & Co.	KRW	2,198,000	1,956,735	1,924,012	32,723
Expiring 03/20/18	Citigroup Global Markets	KRW	1,245,000	1,101,331	1,090,075	11,256

				$299,029,871	$300,903,391	(1,873,520)

						$(2,394,383)

Interest rate swap agreements outstanding at September 30, 2017:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at September 30, 2017	Unrealized Appreciation (Depreciation)
Centrally cleared swap agreements:
11,920	01/27/25	1.973%(S)	3 Month LIBOR(1)(Q)	$—	$130,430	$130,430
2,980	01/29/25	1.937%(S)	3 Month LIBOR(1)(Q)	—	40,066	40,066
2,520	01/30/25	1.942%(S)	3 Month LIBOR(1)(Q)	—	33,140	33,140
3,980	02/03/25	1.817%(S)	3 Month LIBOR(1)(Q)	—	88,306	88,306
1,350	03/27/25	1.978%(S)	3 Month LIBOR(1)(Q)	—	16,806	16,806
1,350	03/27/25	1.985%(S)	3 Month LIBOR(1)(Q)	—	16,116	16,116
14,690	07/02/25	2.449%(S)	3 Month LIBOR(1)(Q)	—	(334,252)	(334,252)
8,150	03/31/44	3.489%(S)	3 Month LIBOR(1)(Q)	—	(1,637,966)	(1,637,966)
11,800	12/18/46	2.378%(S)	3 Month LIBOR(1)(Q)	—	299,953	299,953
3,500	03/13/47	2.794%(S)	3 Month LIBOR(1)(Q)	—	(205,272)	(205,272)
1,800	04/16/47	2.537%(S)	3 Month LIBOR(1)(Q)	—	(19,404)	(19,404)
9,100	07/27/47	2.587%(S)	3 Month LIBOR(1)(Q)	—	(137,771)	(137,771)

				$—	$(1,709,848)	$(1,709,848)

Cash of $5,703,002 has been segregated with JPMorgan Chase to cover requirements for open centrally cleared swap contracts at September 30, 2017.

(1)  Portfolio pays the fixed rate and receives the floating rate.

(2)  Portfolio pays the floating rate and receives the fixed rate.

A1337

AST TEMPLETON GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2017 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Foreign Bonds	$—	$142,410,748	$—
Sovereign Issues	—	72,043,361	—
Foreign Treasury Bills	—	24,569,509	—
Short-Term - U.S. Government Agency Obligation	—	44,814,999	—
U.S. Treasury Obligation	—	13,991,262	—
Other Financial Instruments*
OTC Forward Foreign Currency Exchange Contracts	—	(2,394,383)	—
Centrally Cleared Interest Rate Swap Agreements	—	(1,709,848)	—

Total	$—	$293,725,648	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

Industry Classification:

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of September 30, 2017 were as follows:

Foreign Bonds	39.5%
Sovereign Issues	20.0

U.S. Government Agency Obligation	12.4%
Foreign Treasury Bills	6.8
U.S. Treasury Obligations	3.9

82.6
Other assets in excess of liabilities	17.4

100.0%

A1338

AST WEDGE CAPITAL MID-CAP VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 96.2%
COMMON STOCKS
Aerospace & Defense — 3.9%
TransDigm Group, Inc.(a)	62,510	$15,980,682

Auto Components — 4.5%
Dana, Inc.	353,500	9,883,860
Delphi Automotive PLC	88,000	8,659,200

		18,543,060

Banks — 7.7%
CIT Group, Inc.(a)	139,300	6,832,665
Cullen/Frost Bankers, Inc.(a)	71,300	6,767,796
Fifth Third Bancorp	224,900	6,292,702
Signature Bank*	64,100	8,207,364
TCF Financial Corp.	205,160	3,495,926

		31,596,453

Chemicals — 4.5%
Ashland Global Holdings, Inc.	159,400	10,423,166
Eastman Chemical Co.	91,600	8,288,884

		18,712,050

Commercial Services & Supplies — 2.6%
Republic Services, Inc.	162,000	10,701,720

Consumer Finance — 3.8%
Ally Financial, Inc.	644,200	15,628,292

Containers & Packaging — 4.5%
Owens-Illinois, Inc.*	386,200	9,716,792
Packaging Corp. of America	76,200	8,738,616

		18,455,408

Electric Utilities — 6.4%
Great Plains Energy, Inc.	455,100	13,789,530
Pinnacle West Capital Corp.	149,300	12,624,808

		26,414,338

Electronic Equipment, Instruments & Components — 2.0%
Keysight Technologies, Inc.*	198,563	8,272,135

Energy Equipment & Services — 2.5%
Weatherford International PLC*(a)	2,291,700	10,495,986

Equity Real Estate Investment Trusts (REITs) — 9.0%
AvalonBay Communities, Inc.	47,900	8,546,318
CBL & Associates Properties, Inc.(a)	309,600	2,597,544
EPR Properties	125,100	8,724,474
Lamar Advertising Co. (Class A Stock)(a)	160,930	11,028,533
MGM Growth Properties LLC (Class A Stock)(a)	199,340	6,022,061

		36,918,930

Gas Utilities — 1.9%
UGI Corp.	169,850	7,959,171

Health Care Equipment & Supplies — 3.5%
Zimmer Biomet Holdings, Inc.	121,700	14,249,853

Health Care Providers & Services — 5.9%
MEDNAX, Inc.*	197,100	8,498,952
Universal Health Services, Inc. (Class B Stock)	142,800	15,842,232

		24,341,184

Hotels, Restaurants & Leisure — 3.9%
Royal Caribbean Cruises Ltd.	35,800	4,243,732
Wyndham Worldwide Corp.	113,400	11,953,494

		16,197,226

	Shares	Value
COMMON STOCKS (Continued)
Household Durables — 2.2%
D.R. Horton, Inc.	222,300	$8,876,439

Insurance — 4.5%
Assurant, Inc.	66,100	6,313,872
FNF Group	256,800	12,187,728

		18,501,600

IT Services — 5.4%
Alliance Data Systems Corp.	33,500	7,421,925
Convergys Corp.(a)	84,579	2,189,750
CSRA, Inc.(a)	139,783	4,510,797
DXC Technology Co.	94,183	8,088,436

		22,210,908

Leisure Products — 1.1%
Brunswick Corp.	79,362	4,441,891

Machinery — 2.8%
Dover Corp.	128,500	11,743,615

Mortgage Real Estate Investment Trusts (REITs) — 1.0%
MFA Financial, Inc.	488,900	4,282,764

Oil, Gas & Consumable Fuels — 7.4%
EQT Corp.(a)	259,700	16,942,828
Murphy Oil Corp.(a)	518,285	13,765,650

		30,708,478

Semiconductors & Semiconductor Equipment — 2.9%
Marvell Technology Group Ltd. (Bermuda)	662,700	11,862,330

Trading Companies & Distributors — 2.3%
AerCap Holdings NV (Ireland)*	189,300	9,675,123

TOTAL LONG-TERM INVESTMENTS (cost $339,800,250)		396,769,636

SHORT-TERM INVESTMENTS — 24.9%
AFFILIATED MUTUAL FUNDS
Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund(w)	15,255,725	15,255,725
Prudential Investment Portfolios 2 - Prudential Institutional Money Market Fund (cost $87,537,450; includes $87,455,431 of cash collateral for securities on loan)(b)(w)	87,528,697	87,537,450

TOTAL SHORT-TERM INVESTMENTS (cost $102,793,175)		102,793,175

TOTAL INVESTMENTS — 121.1% (cost $442,593,425)		499,562,811
Liabilities in excess of other assets — (21.1)%		(87,036,110)

NET ASSETS — 100.0%		$412,526,701

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $85,308,584; cash collateral of $87,455,431 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

A1339

AST WEDGE CAPITAL MID-CAP VALUE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.

(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund and Prudential Institutional Money Market Fund.

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2017 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$15,980,682	$—	$—
Auto Components	18,543,060	—	—
Banks	31,596,453	—	—
Chemicals	18,712,050	—	—
Commercial Services & Supplies	10,701,720	—	—
Consumer Finance	15,628,292	—	—
Containers & Packaging	18,455,408	—	—
Electric Utilities	26,414,338	—	—
Electronic Equipment, Instruments & Components	8,272,135	—	—
Energy Equipment & Services	10,495,986	—	—
Equity Real Estate Investment Trusts (REITs)	36,918,930	—	—
Gas Utilities	7,959,171	—	—
Health Care Equipment & Supplies	14,249,853	—	—
Health Care Providers & Services	24,341,184	—	—
Hotels, Restaurants & Leisure	16,197,226	—	—
Household Durables	8,876,439	—	—
Insurance	18,501,600	—	—
IT Services	22,210,908	—	—
Leisure Products	4,441,891	—	—
Machinery	11,743,615	—	—
Mortgage Real Estate Investment Trusts (REITs)	4,282,764	—	—
Oil, Gas & Consumable Fuels	30,708,478	—	—
Semiconductors & Semiconductor Equipment	11,862,330	—	—
Trading Companies & Distributors	9,675,123	—	—
Affiliated Mutual Funds	102,793,175	—	—

Total	$499,562,811	$—	$—

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

A1340

AST WELLINGTON MANAGEMENT GLOBAL BOND PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
LONG-TERM INVESTMENTS — 99.3%
ASSET-BACKED SECURITIES — 0.5%
Automobiles — 0.4%
AmeriCredit Automobile Receivables Trust,
Series 2016-2, Class A2B, 1 Month LIBOR + 0.700%
1.932%(c)	10/08/19	1,619	$1,620,563
Enterprise Fleet Financing LLC,
Series 2015-2, Class A2, 144A
1.590%	02/22/21	170	169,593
First Investors Auto Owner Trust,
Series 2016-2A, Class A1, 144A
1.530%	11/16/20	1,011	1,009,456
Ford Credit Floorplan Master Owner Trust,
Series 2016-4, Class A, 1 Month LIBOR + 0.530%
1.764%(c)	07/15/20	4,120	4,131,033
Westlake Automobile Receivables Trust,
Series 2016-1A, Class A2A, 144A
1.820%	01/15/19	115	115,272
Series 2016-1A, Class A2B, 1 Month LIBOR + 1.050%, 144A
2.284%(c)	01/15/19	115	115,350
Series 2016-2A, Class B, 144A
2.300%	11/15/19	930	931,907
Wheels SPV 2 LLC,
Series 2016-1A, Class A2, 144A
1.590%	05/20/25	955	953,607

			9,046,781

Equipment — 0.1%
Kubota Credit Owner Trust,
Series 2016-1A, Class A2, 144A
1.250%	04/15/19	1,110	1,108,487

TOTAL ASSET-BACKED SECURITIES (cost $10,148,345)			10,155,268

COMMERCIAL MORTGAGE-BACKED SECURITIES — 1.4%
BBCMS Mortgage Trust,
Series 2017-C1, Class A4
3.674%	02/15/50	720	752,078
CFCRE Commercial Mortgage Trust,
Series 2016-C3, Class A3
3.865%	01/10/48	605	634,240
Commercial Mortgage Trust,
Series 2016-DC2, Class A5
3.765%	02/10/49	575	601,623
Series 2012-CR4, Class A3
2.853%	10/15/45	410	414,033
Series 2012-CR5, Class A4
2.771%	12/10/45	792	796,868
Series 2013-CR7, Class A4
3.213%	03/10/46	535	549,580
Series 2013-CR7, Class XA, IO
1.355%(cc)	03/10/46	2,511	131,747
Series 2013-CR8, Class A5
3.612%(cc)	06/10/46	730	765,089
Series 2013-CR10, Class A4
4.210%(cc)	08/10/46	115	124,246
Series 2013-CR10, Class XA, IO

Interest Rate	Maturity Date	Principal Amount (000)#	Value
COMMERCIAL MORTGAGE-BACKED
SECURITIES (Continued)
1.057%(cc)	08/10/46	3,981	$125,853
Series 2013-LC6, Class A4
2.941%	01/10/46	272	275,869
Series 2014-UBS2, Class A5
3.961%	03/10/47	905	959,202
Series 2014-UBS4, Class A5
3.694%	08/10/47	850	887,640
Series 2015-3BP, Class A, 144A
3.178%	02/10/35	100	100,968
Series 2015-DC1, Class A5
3.350%	02/10/48	725	740,282
Series 2015-PC1, Class A5
3.902%	07/10/50	673	710,403
CSAIL Commercial Mortgage Trust,
Series 2015-C4, Class A3
3.544%	11/15/48	770	793,075
Series 2016-C5, Class A5
3.757%	11/15/48	63	65,880
Series 2016-C7, Class A5
3.502%	11/15/49	490	503,223
GS Mortgage Securities Trust,
Series 2014-GC20, Class D, 144A
5.020%(cc)	04/10/47	640	453,278
Series 2014-GC26, Class A5
3.629%	11/10/47	955	994,587
JPMBB Commercial Mortgage Securities Trust,
Series 2014-C22, Class A4
3.801%	09/15/47	845	889,196
Series 2015-C28, Class A3
2.912%	10/15/48	215	214,109
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2008-C2, Class A4FL1 Month LIBOR + 1.500%
2.736%(c)	02/12/51	624	610,616
Series 2012-C8, Class A3
2.829%	10/15/45	795	806,091
Series 2012-LC9, Class A5
2.840%	12/15/47	318	321,385
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2012-C5, Class A4
3.176%	08/15/45	645	663,468
Series 2013-C8, Class A4
3.134%	12/15/48	840	863,532
Series 2013-C10, Class A4
4.219%(cc)	07/15/46	180	193,526
Series 2015-C24, Class A4
3.732%	05/15/48	1,320	1,385,732
Morgan Stanley Capital I Trust,
Series 2016-UB12, Class A3
3.337%	12/15/49	365	372,435
Series 2016-UB12, Class A4
3.596%	12/15/49	765	795,497
Series 2017-H1, Class XA, IO
1.621%(cc)	06/15/50	1,203	117,852
UBS Commercial Mortgage Trust,
Series 2017-C2, Class XA, IO
1.310%(cc)	08/15/50	2,524	210,974

A1341

AST WELLINGTON MANAGEMENT GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
UBS-Barclays Commercial Mortgage Trust,
Series 2012-C3, Class A4
3.091%	08/10/49	785	$805,504
Series 2013-C6, Class A4
3.244%	04/10/46	785	810,360
Wells Fargo Commercial Mortgage Trust,
Series 2014-LC18, Class A5
3.405%	12/15/47	970	996,609
Series 2015-C26, Class A4
3.166%	02/15/48	10	10,106
Series 2015-C27, Class A5
3.451%	02/15/48	785	808,386
Series 2015-C29, Class A4
3.637%	06/15/48	480	500,040
Series 2015-SG1, Class A4
3.789%	09/15/48	770	809,117
Series 2016-LC24, Class A4
2.942%	10/15/49	170	167,688
Series 2016-NXS6, Class A4
2.918%	11/15/49	360	354,579
Series 2017-C38, Class A5
3.453%	07/15/50	780	800,572
WFRBS Commercial Mortgage Trust,
Series 2012-C7, Class A2
3.431%	06/15/45	955	991,019
Series 2012-C9, Class A3
2.870%	11/15/45	185	187,749
Series 2012-C10, Class A3
2.875%	12/15/45	980	992,861
Series 2014-C19, Class A5
4.101%	03/15/47	165	176,367
Series 2014-C20, Class A4
3.723%	05/15/47	145	152,096

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $27,340,591)			27,387,230

CORPORATE BONDS — 39.4%
Belgium — 0.2%
Anheuser-Busch InBev Finance, Inc.,
Gtd. Notes
3.300%	02/01/23	4,025	4,173,016

Bermuda — 0.0%
XLIT Ltd.,
Gtd. Notes
5.500%	03/31/45	775	815,028

Canada — 0.6%
Canadian Natural Resources Ltd.,
Sr. Unsec’d. Notes
2.950%	01/15/23	4,270	4,245,020
CDP Financial, Inc.,
Gtd. Notes, 144A
4.400%	11/25/19	4,525	4,763,993
Emera US Finance LP,
Gtd. Notes
2.150%	06/15/19	1,105	1,105,443
3.550%	06/15/26	1,550	1,560,435

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Canada (cont’d.)
Fortis, Inc.,
Sr. Unsec’d. Notes
2.100%	10/04/21	1,260	$1,237,122

			12,912,013

Denmark — 0.4%
Danske Bank A/S,
Sr. Unsec’d. Notes, 144A
2.000%	09/08/21	3,095	3,047,952
Sr. Unsec’d. Notes, MTN, 144A
2.800%	03/10/21	2,200	2,230,444
Sub. Notes, EMTN
2.750%	05/19/26	EUR 2,350	2,974,315

			8,252,711

France — 2.2%
Air Liquide Finance SA,
Gtd. Notes, 144A
2.250%	09/27/23	1,610	1,552,734
AXA SA,
Sub. Notes, EMTN
3.375%	07/06/47	EUR 900	1,153,319
BNP Paribas SA,
Sr. Unsec’d. Notes, EMTN
1.500%	11/17/25	EUR 2,050	2,456,334
Sr. Unsec’d. Notes, MTN, 144A
2.950%	05/23/22	3,445	3,475,302
3.800%	01/10/24	3,225	3,352,547
Sub. Notes, EMTN
2.875%	03/20/26	EUR 1,805	2,274,693
2.875%	10/01/26	EUR 805	1,026,699
BPCE SA,
Sub. Notes, EMTN
2.750%	11/30/27	EUR 3,900	4,931,580
Credit Agricole SA,
Sr. Unsec’d. Notes, EMTN
1.375%	05/03/27	EUR 1,900	2,273,423
Sr. Unsec’d. Notes, MTN, 144A
3.250%	10/04/24	3,075	3,076,747
Sub. Notes
2.625%	03/17/27	EUR 2,805	3,511,465
Danone SA,
Sr. Unsec’d. Notes, 144A
2.589%	11/02/23	5,675	5,575,089
RCI Banque SA,
Sr. Unsec’d. Notes, EMTN
3.000%	05/09/19	GBP 2,275	3,129,252
Societe Generale SA,
Sr. Unsec’d. Notes, MTN, 144A
2.500%	04/08/21	4,475	4,487,449
Valeo SA,
Sr. Unsec’d. Notes, EMTN
1.625%	03/18/26	EUR 1,300	1,596,371

			43,873,004

Germany — 2.4%
BMW Finance NV,
Gtd. Notes, EMTN
1.750%	11/20/17	GBP 1,760	2,361,603

A1342

AST WELLINGTON MANAGEMENT GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Germany (cont’d.)
BMW US Capital LLC,
Gtd. Notes, 144A
1.850%	09/15/21		2,350	$2,308,788
2.000%	04/11/21		2,930	2,909,172
Commerzbank AG,
Sub. Notes, EMTN
4.000%	03/23/26	EUR	1,450	1,914,165
4.000%	03/30/27	EUR	1,450	1,906,079
Daimler Finance North America LLC,
Gtd. Notes, 144A
2.000%	07/06/21		4,725	4,653,073
Deutsche Bank AG,
Sr. Unsec’d. Notes
2.700%	07/13/20		7,535	7,565,558
Sr. Unsec’d. Notes, EMTN
1.500%	01/20/22	EUR	1,500	1,831,234
Sr. Unsec’d. Notes, MTN
3.700%	05/30/24		2,465	2,500,562
Sub. Notes, EMTN
2.750%	02/17/25	EUR	3,425	4,082,607
E.ON SE,
Sr. Unsec’d. Notes, EMTN
1.625%	05/22/29	EUR	2,225	2,637,029
innogy Finance BV,
Gtd. Notes, EMTN
3.000%	01/17/24	EUR	1,700	2,292,410
Volkswagen International Finance NV,
Gtd. Notes
2.700%	12/31/50	EUR	4,800	5,632,685
Volkswagen Leasing GmbH,
Gtd. Notes, EMTN
2.625%	01/15/24	EUR	4,025	5,181,998

				47,776,963

Hong Kong — 0.1%
Hutchison Whampoa International 14 Ltd.,
Sr. Unsec’d. Notes
3.625%	10/31/24		2,525	2,617,339

Ireland — 0.4%
AIB Mortgage Bank,
Covered Bonds, EMTN
2.250%	03/26/21	EUR	750	957,134
Bank of Ireland Mortgage Bank,
Covered Bonds
1.750%	03/19/19	EUR	1,275	1,552,260
Park Aerospace Holdings Ltd.,
Gtd. Notes, 144A
4.500%	03/15/23		5,305	5,297,626

				7,807,020

Italy — 1.2%
Atlantia SpA,
Sr. Unsec’d. Notes, EMTN
1.625%	02/03/25	EUR	2,500	3,008,137
Enel Finance International NV,
Gtd. Notes, EMTN
1.966%	01/27/25	EUR	4,250	5,348,309

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Italy (cont’d.)
FCA Bank SpA,
Gtd. Notes, EMTN
2.625%	04/17/19	EUR	5,825	$7,155,298
Intesa Sanpaolo SpA,
Sr. Unsec’d. Notes, 144A
3.125%	07/14/22		4,920	4,932,142
UniCredit SpA,
Sr. Unsec’d. Notes, MTN, 144A
3.750%	04/12/22		4,515	4,628,167

				25,072,053

Mexico — 0.2%
Petroleos Mexicanos,
Gtd. Notes
3.500%	01/30/23		780	768,768
Gtd. Notes, MTN
6.875%	08/04/26		2,205	2,508,188

				3,276,956

Netherlands — 0.9%
ABN AMRO Bank NV,
Sub. Notes
4.400%	03/27/28		4,800	4,951,670
ING Bank NV,
Sub. Notes, EMTN
4.125%	11/21/23		3,800	3,868,399
ING Groep NV,
Sr. Unsec’d. Notes
3.150%	03/29/22		1,105	1,126,025
3.950%	03/29/27		1,070	1,114,973
Sub. Notes, EMTN
2.500%	02/15/29	EUR	3,200	3,990,208
Koninklijke KPN NV,
Sr. Unsec’d. Notes, GMTN
0.625%	04/09/25	EUR	2,200	2,512,553

				17,563,828

Spain — 0.9%
Bankia SA,
Covered Bonds
1.000%	09/25/25	EUR	900	1,072,088
1.125%	08/05/22	EUR	1,300	1,596,156
CaixaBank SA,
Sr. Unsec’d. Notes, EMTN
1.125%	05/17/24	EUR	2,600	3,075,086
Sub. Notes, EMTN
3.500%	02/15/27	EUR	8,700	10,877,972
Telefonica Emisiones SAU,
Gtd. Notes, EMTN
1.477%	09/14/21	EUR	1,000	1,235,823

				17,857,125

Sweden — 0.4%
Nordea Bank AB,
Sr. Unsec’d. Notes, MTN, 144A
2.250%	05/27/21		3,900	3,878,098

A1343

AST WELLINGTON MANAGEMENT GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Sweden (cont’d.)
Skandinaviska Enskilda Banken AB,
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.570%, 144A
1.887%(c)	09/13/19		3,250	$3,267,061

				7,145,159

Switzerland — 0.6%
Credit Suisse AG,
Sr. Unsec’d. Notes, MTN
3.625%	09/09/24		1,550	1,609,569
Demeter Investments BV for Swiss Re Ltd.,
Sub. Notes
5.750%	08/15/50		1,475	1,596,688
Glencore Finance Europe SA,
Gtd. Notes, EMTN
1.250%	03/17/21	EUR	1,675	2,029,987
UBS Group Funding Switzerland AG,
Gtd. Notes
1.500%	11/30/24	EUR	2,875	3,513,803
Gtd. Notes, 144A
4.125%	09/24/25		3,415	3,592,268

				12,342,315

United Kingdom — 2.2%
Barclays PLC,
Sub. Notes
4.836%	05/09/28		565	585,301
BAT Capital Corp.,
Gtd. Notes, 144A
2.764%	08/15/22		2,175	2,187,220
BAT International Finance PLC,
Gtd. Notes, 144A
2.750%	06/15/20		5,025	5,103,170
BP Capital Markets PLC,
Gtd. Notes
3.561%	11/01/21		1,425	1,498,760
Gtd. Notes, EMTN
1.373%	03/03/22	EUR	4,400	5,452,339
Imperial Brands Finance PLC,
Gtd. Notes
0.500%	07/27/21	EUR	1,925	2,280,885
Gtd. Notes, 144A
3.500%	02/11/23		1,400	1,434,942
Gtd. Notes, EMTN
5.000%	12/02/19	EUR	1,875	2,451,749
RJ Reynolds Tobacco Co.,
Gtd. Notes
8.125%	06/23/19		8,225	9,061,833
Royal Bank of Scotland Group PLC,
Sr. Unsec’d. Notes
3.498%	05/15/23		3,205	3,224,676
Santander UK PLC,
Covered Bonds, EMTN
5.125%	04/14/21		GBP 825	1,259,244
Sr. Unsec’d. Notes
2.350%	09/10/19		3,900	3,926,797
Sky PLC,
Gtd. Notes, EMTN
1.500%	09/15/21	EUR	2,055	2,523,514

Interest Rate	Maturity Date		Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
United Kingdom (cont’d.)
Virgin Media Finance PLC,
Gtd. Notes, 144A
5.750%	01/15/25			225	$233,156
Gtd. Notes, MTN
4.500%	01/15/25		EUR	1,000	1,235,079
Virgin Media Secured Finance PLC,
Sr. Sec’d. Notes, MTN
5.125%	01/15/25		GBP	150	211,050
WPP Finance SA,
Gtd. Notes, EMTN
2.250%	09/22/26		EUR	2,000	2,526,794

					45,196,509

United States — 26.7%
AEP Transmission Co. LLC,
Sr. Unsec’d. Notes, 144A
3.750%	12/01/47			2,000	1,993,730
Aetna, Inc.,
Sr. Unsec’d. Notes
2.800%	06/15/23			2,485	2,500,284
Air Lease Corp.,
Sr. Unsec’d. Notes
3.375%	01/15/19			3,605	3,664,970
Allergan Funding SCS,
Gtd. Notes
0.500%	06/01/21		EUR	2,825	3,352,111
1.250%	06/01/24		EUR	605	721,332
3.800%	03/15/25			850	882,733
4.750%	03/15/45			2,385	2,580,335
Altria Group, Inc.,
Gtd. Notes
9.700%	11/10/18			8,475	9,208,274
American Honda Finance Corp.,
Sr. Unsec’d. Notes, MTN, 144A
7.625%	10/01/18			5,050	5,347,936
Anadarko Petroleum Corp.,
Sr. Unsec’d. Notes
4.850%	03/15/21	(a)		1,340	1,421,057
6.450%	09/15/36			1,450	1,715,345
6.600%	03/15/46			1,755	2,172,801
6.950%	06/15/19			835	899,775
Anthem, Inc.,
Sr. Unsec’d. Notes
3.125%	05/15/22			2,225	2,272,176
3.500%	08/15/24			2,900	2,983,395
4.650%	01/15/43			2,700	2,914,101
Aon PLC,
Gtd. Notes
4.750%	05/15/45			2,600	2,827,555
Apache Corp.,
Sr. Unsec’d. Notes
5.100%	09/01/40			250	261,483
AT&T, Inc.,
Sr. Unsec’d. Notes
3.400%	08/14/24			7,020	7,030,932
3.400%	05/15/25			1,800	1,775,522
3.600%	02/17/23			75	77,166
3.900%	08/14/27			7,450	7,464,502
3.950%	01/15/25			925	950,085

A1344

AST WELLINGTON MANAGEMENT GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
United States (cont’d.)
4.750%	05/15/46			1,875	$1,803,171
4.900%	08/14/37			2,090	2,112,250
5.150%	02/14/50			1,980	1,989,642
Bank of America Corp.,
Sr. Unsec’d. Notes
5.750%	12/01/17			2,525	2,542,366
5.875%	01/05/21			1,950	2,159,537
Sr. Unsec’d. Notes, EMTN
2.375%	06/19/24			EUR 1,275	1,634,556
Sr. Unsec’d. Notes, GMTN
3.500%	04/19/26			975	991,258
Sr. Unsec’d. Notes, MTN, 3 Month LIBOR + 1.180%
2.487%(c)	10/21/22			3,175	3,226,355
Sub. Notes, EMTN, 3 Month Euribor + 0.550%
0.220%(c)	09/14/18		EUR	1,125	1,331,292
Sub. Notes, MTN
4.000%	01/22/25			2,250	2,328,280
4.200%	08/26/24			2,275	2,392,691
4.450%	03/03/26			4,400	4,651,835
Berkshire Hathaway, Inc.,
Sr. Unsec’d. Notes
1.125%	03/16/27		EUR	1,900	2,226,016
2.750%	03/15/23			545	554,042
BlackRock, Inc.,
Sr. Unsec’d. Notes
3.200%	03/15/27			1,625	1,650,971
Broadcom Corp./Broadcom Cayman Finance Ltd.,
Gtd. Notes, 144A
3.000%	01/15/22			3,100	3,151,714
3.625%	01/15/24			3,180	3,267,059
Burlington Northern Santa Fe LLC,
Sr. Unsec’d. Notes
5.150%	09/01/43			525	624,715
Capital One NA,
Sr. Unsec’d. Notes
2.250%	09/13/21			4,100	4,044,063
CBS Corp.,
Gtd. Notes
3.500%	01/15/25			975	991,992
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes
4.908%	07/23/25			3,725	3,982,084
Chubb INA Holdings, Inc.,
Gtd. Notes
2.300%	11/03/20			2,855	2,875,917
2.875%	11/03/22			1,605	1,634,653
Citigroup, Inc.,
Sr. Unsec’d. Notes
3.750%	06/16/24			1,925	2,006,998
3.887%	01/10/28			1,550	1,591,216
Sub. Notes
4.125%	07/25/28	(a)		2,350	2,418,009
4.450%	09/29/27			530	559,434
4.600%	03/09/26			2,650	2,821,296
Cleco Corporate Holdings LLC,
Sr. Sec’d. Notes
3.743%	05/01/26			1,550	1,560,919

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
CNA Financial Corp.,
Sr. Unsec’d. Notes
3.450%	08/15/27	1,050	$1,038,625
5.750%	08/15/21	2,975	3,301,364
7.250%	11/15/23	2,575	3,109,997
Comcast Corp.,
Gtd. Notes
2.350%	01/15/27	2,075	1,936,749
2.750%	03/01/23	1,855	1,875,380
3.375%	08/15/25	1,175	1,212,388
Connecticut Light & Power Co. (The),
First Mortgage
4.150%	06/01/45	2,450	2,614,112
ConocoPhillips Co.,
Gtd. Notes
2.200%	05/15/20	810	814,701
2.875%	11/15/21	415	422,787
Consolidated Edison Co. of New York, Inc.,
Sr. Unsec’d. Notes
5.850%	04/01/18	8,675	8,862,250
Constellation Brands, Inc.,
Gtd. Notes
2.700%	05/09/22	685	687,338
Cox Communications, Inc.,
Sr. Unsec’d. Notes, 144A
3.150%	08/15/24	3,050	3,030,862
Crown Americas LLC/Crown Americas Capital Corp. V,
Gtd. Notes
4.250%	09/30/26	3,685	3,721,850
CVS Health Corp.,
Sr. Unsec’d. Notes
2.125%	06/01/21	1,800	1,783,354
Devon Energy Corp.,
Sr. Unsec’d. Notes
5.600%	07/15/41	2,270	2,484,281
5.850%	12/15/25	1,325	1,527,460
Discovery Communications LLC,
Gtd. Notes
2.200%	09/20/19	1,870	1,876,208
2.950%	03/20/23	3,020	3,027,981
Dominion Energy, Inc.,
Sr. Unsec’d. Notes
2.000%	08/15/21	1,165	1,145,708
2.850%	08/15/26	2,425	2,334,384
4.450%	03/15/21	2,625	2,808,462
4.900%	08/01/41	900	998,773
Duke Energy Carolinas LLC,
First Mortgage
4.250%	12/15/41	2,225	2,416,762
First Ref. Mortgage
2.500%	03/15/23	3,700	3,719,279
3.875%	03/15/46	925	949,441
Duke Energy Florida LLC,
First Mortgage
3.400%	10/01/46	875	824,703
Energy Transfer LP,
Sr. Unsec’d. Notes
4.050%	03/15/25	1,445	1,465,001

A1345

AST WELLINGTON MANAGEMENT GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
Entergy Corp.,
Sr. Unsec’d. Notes
2.950%	09/01/26	5,415	$5,236,669
Enterprise Products Operating LLC,
Gtd. Notes
3.700%	02/15/26	825	847,303
Exelon Corp.,
Sr. Unsec’d. Notes
2.450%	04/15/21	485	485,043
3.400%	04/15/26	1,500	1,508,325
5.150%	12/01/20	2,000	2,160,637
Fifth Third Bank,
Sr. Unsec’d. Notes
2.250%	06/14/21	4,020	4,020,089
Sub. Notes
3.850%	03/15/26	1,525	1,566,698
First Data Corp.,
Gtd. Notes, 144A
7.000%	12/01/23	9,220	9,845,116
FirstEnergy Corp.,
Sr. Unsec’d. Notes
2.850%	07/15/22	4,875	4,887,907
7.375%	11/15/31	2,925	3,891,209
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
2.551%	10/05/18	2,300	2,314,859
3.200%	01/15/21	1,700	1,734,226
5.750%	02/01/21	1,750	1,919,027
Sr. Unsec’d. Notes, 3 Month LIBOR + 1.000%
2.304%(c)	01/09/20	8,050	8,116,928
GE Capital International Funding Co. Unlimited Co.,
Gtd. Notes
2.342%	11/15/20	1,306	1,319,748
General Electric Co.,
Sr. Unsec’d. Notes
2.700%	10/09/22	2,950	3,003,212
Sub. Notes, MTN
5.300%	02/11/21	451	495,917
General Motors Co.,
Sr. Unsec’d. Notes
3.500%	10/02/18	145	147,354
General Motors Financial Co., Inc.,
Gtd. Notes
3.200%	07/06/21	4,940	5,026,834
3.700%	11/24/20	5,400	5,590,523
Georgia Power Co.,
Sr. Unsec’d. Notes
4.300%	03/15/42	775	809,757
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes
2.350%	11/15/21	2,975	2,949,552
2.550%	10/23/19	1,500	1,517,147
2.625%	04/25/21	505	507,778
2.750%	09/15/20	2,480	2,512,044
3.500%	01/23/25	6,175	6,264,847
3.500%	11/16/26	1,600	1,604,335
3.850%	01/26/27	365	372,908
Sr. Unsec’d. Notes, MTN
2.905%	07/24/23	6,570	6,574,724

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
Sub. Notes
4.250%	10/21/25	1,060	$1,105,097
6.750%	10/01/37	1,275	1,682,097
Hartford Financial Services Group, Inc. (The),
Sr. Unsec’d. Notes
5.125%	04/15/22	1,300	1,440,533
HCA, Inc.,
Sr. Sec’d. Notes
4.500%	02/15/27	3,610	3,691,225
JPMorgan Chase & Co.,
Sub. Notes
4.250%	10/01/27	3,700	3,901,935
5.625%	08/16/43	1,050	1,278,155
Kaiser Foundation Hospitals,
Gtd. Notes
3.150%	05/01/27	500	503,275
4.150%	05/01/47	1,570	1,681,914
4.875%	04/01/42	890	1,042,153
Kerr-McGee Corp.,
Gtd. Notes
6.950%	07/01/24	210	249,553
Kinder Morgan Energy Partners LP,
Gtd. Notes
5.300%	09/15/20	820	884,244
Kinder Morgan, Inc.,
Gtd. Notes
7.250%	06/01/18	6,300	6,521,896
Gtd. Notes, 144A
5.625%	11/15/23	1,350	1,503,675
Kraft Heinz Foods Co.,
Gtd. Notes
2.800%	07/02/20	2,900	2,952,392
Liberty Mutual Group, Inc.,
Gtd. Notes, 144A
4.850%	08/01/44	750	815,970
Marathon Oil Corp.,
Sr. Unsec’d. Notes
2.800%	11/01/22	2,050	1,992,947
MetLife, Inc.,
Sr. Unsec’d. Notes
4.050%	03/01/45	900	914,878
4.368%	09/15/23	2,150	2,342,895
Metropolitan Life Global Funding I,
Sec’d. Notes, 144A
3.450%	12/18/26	1,525	1,568,641
Microsoft Corp.,
Sr. Unsec’d. Notes
1.550%	08/08/21	4,300	4,224,071
Molson Coors Brewing Co.,
Gtd. Notes
1.250%	07/15/24	EUR 150	178,256
2.100%	07/15/21	1,785	1,760,039
Morgan Stanley,
Sr. Unsec’d. Notes, GMTN
1.000%	12/02/22	EUR 2,490	2,994,407
1.375%	10/27/26	EUR 2,905	3,374,511
1.750%	01/30/25	EUR 3,300	4,037,155
3.750%	02/25/23	2,850	2,975,965
Sr. Unsec’d. Notes, MTN

A1346

AST WELLINGTON MANAGEMENT GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
3.125%	07/27/26	1,695	$1,662,568
3.591%	07/22/28	3,750	3,763,972
Sub. Notes, MTN
3.950%	04/23/27	4,625	4,704,919
Nissan Motor Acceptance Corp.,
Sr. Unsec’d. Notes, MTN, 144A
1.900%	09/14/21	3,975	3,894,890
Noble Energy, Inc.,
Sr. Unsec’d. Notes
4.150%	12/15/21	4,400	4,635,114
5.250%	11/15/43	1,075	1,127,566
Oncor Electric Delivery Co. LLC,
Sr. Sec’d. Notes
5.300%	06/01/42	790	964,912
7.000%	09/01/22	450	539,174
Pacific Gas & Electric Co.,
Sr. Unsec’d. Notes
6.050%	03/01/34	1,150	1,497,679
Parker-Hannifin Corp.,
Sr. Unsec’d. Notes, 144A
1.125%	03/01/25	EUR 1,370	1,632,091
Pennsylvania Electric Co.,
Sr. Unsec’d. Notes, 144A
3.250%	03/15/28	1,245	1,229,239
Penske Truck Leasing Co. LP,
Sr. Unsec’d. Notes, 144A
2.700%	03/14/23	2,075	2,057,443
Penske Truck Leasing Co. LP/PTL Finance Corp.,
Sr. Unsec’d. Notes, 144A
3.375%	02/01/22	1,625	1,668,501
4.250%	01/17/23	2,750	2,930,579
Philip Morris International, Inc.,
Sr. Unsec’d. Notes
5.650%	05/16/18	7,175	7,357,196
Pioneer Natural Resources Co.,
Sr. Unsec’d. Notes
3.950%	07/15/22	2,922	3,070,539
4.450%	01/15/26	2,175	2,319,005
PNC Bank NA,
Sr. Unsec’d. Notes
3.300%	10/30/24	3,200	3,274,901
Sr. Unsec’d. Notes, MTN
2.600%	07/21/20	2,000	2,030,394
PNC Financial Services Group, Inc. (The),
Sr. Unsec’d. Notes
3.300%	03/08/22	1,375	1,424,611
Sub. Notes
3.900%	04/29/24	2,000	2,099,710
Principal Financial Group, Inc.,
Gtd. Notes
3.300%	09/15/22	900	922,357
4.300%	11/15/46	750	780,586
Republic Services, Inc.,
Sr. Unsec’d. Notes
4.750%	05/15/23	1,850	2,043,637
SCANA Corp.,
Sr. Unsec’d. Notes, MTN
6.250%	04/01/20	5,000	5,421,341

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
Sherwin-Williams Co. (The),
Sr. Unsec’d. Notes
2.750%	06/01/22		2,485	$2,501,729
3.125%	06/01/24		915	919,598
Southern Co. (The),
Sr. Unsec’d. Notes
2.150%	09/01/19		6,050	6,064,101
Southern Power Co.,
Sr. Unsec’d. Notes
1.950%	12/15/19		5,231	5,220,235
Sunoco Logistics Partners Operations LP,
Gtd. Notes
3.900%	07/15/26		3,750	3,720,267
4.400%	04/01/21		3,805	4,014,227
5.300%	04/01/44		800	795,009
5.950%	12/01/25		1,375	1,557,548
Thermo Fisher Scientific, Inc.,
Sr. Unsec’d. Notes
1.400%	01/23/26		EUR 3,480	4,117,974
Time Warner Cable LLC,
Sr. Sec’d. Notes
5.000%	02/01/20		7,021	7,422,882
6.550%	05/01/37		675	792,821
6.750%	07/01/18		9,200	9,533,029
8.250%	04/01/19		3,725	4,050,084
8.750%	02/14/19		3,500	3,801,844
Time Warner Entertainment Co. LP,
Sr. Sec’d. Notes
8.375%	03/15/23		5,575	6,927,474
8.375%	07/15/33		575	781,580
Toyota Motor Credit Corp.,
Sr. Unsec’d. Notes, GMTN
1.900%	04/08/21		4,415	4,378,155
Trans-Allegheny Interstate Line Co.,
Sr. Unsec’d. Notes, 144A
3.850%	06/01/25		1,800	1,882,102
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes
2.700%	07/15/20		3,850	3,926,577
3.350%	07/15/22		975	1,018,229
4.250%	04/15/47		2,105	2,257,430
Unum Group,
Sr. Unsec’d. Notes
4.000%	03/15/24		1,925	2,008,909
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
2.946%	03/15/22		8,399	8,541,314
3.500%	11/01/21	(a)	3,350	3,483,510
4.272%	01/15/36		1,525	1,498,165
Viacom, Inc.,
Sr. Unsec’d. Notes
3.450%	10/04/26	(a)	3,445	3,310,465
3.875%	12/15/21		4,925	5,061,488
4.375%	03/15/43		1,170	1,007,932
Visa, Inc.,
Sr. Unsec’d. Notes
2.800%	12/14/22		3,075	3,144,324

A1347

AST WELLINGTON MANAGEMENT GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
United States (cont’d.)
Voya Financial, Inc.,
Gtd. Notes
2.900%	02/15/18		3,086	$3,099,406
Wells Fargo & Co.,
Sr. Unsec’d. Notes
3.000%	10/23/26		345	337,359
Sr. Unsec’d. Notes, MTN
3.300%	09/09/24		4,075	4,142,104
3.550%	09/29/25		4,450	4,560,382
3.584%	05/22/28		3,370	3,410,930
4.600%	04/01/21		1,350	1,449,968
Sub. Notes, GMTN
4.300%	07/22/27		2,210	2,337,348
4.900%	11/17/45		650	725,039
Sub. Notes, MTN
4.100%	06/03/26		4,090	4,251,637
4.400%	06/14/46		775	804,689
Wells Fargo Bank NA,
Sr. Unsec’d. Notes
1.750%	05/24/19		3,900	3,897,301
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.600%
1.917%(c)	05/24/19		3,900	3,930,070
Williams Partners LP,
Sr. Unsec’d. Notes
3.350%	08/15/22		2,300	2,334,514
3.600%	03/15/22		1,340	1,384,481
4.500%	11/15/23		1,660	1,766,894

				536,204,774

TOTAL CORPORATE BONDS (cost $779,969,952)				792,885,813

FOREIGN GOVERNMENT BONDS — 46.3%
Australia Government Bond (Australia),
Sr. Unsec’d. Notes
5.500%	01/21/18	AUD	520	412,646
5.750%	05/15/21	AUD	25,635	22,571,713
Austria Government Bond (Austria),
Sr. Unsec’d. Notes, 144A
3.650%	04/20/22	EUR	4,410	6,142,581
4.150%	03/15/37	EUR	2,355	4,199,476
Sr. Unsec’d. Notes, MTN, 144A
2.100%	09/20/17	EUR	200	240,679
Bundesobligation (Germany),
Bonds
0.250%	10/11/19	EUR	7,159	8,625,305
1.000%	02/22/19	EUR	2,465	2,984,818
0.417%(s)	10/08/21	EUR	31,310	37,670,730
Bundesrepublik Deutschland (Germany),
Bonds
1.000%	08/15/25	EUR	6,985	8,815,663
2.250%	09/04/21	EUR	15,640	20,483,612
2.500%	07/04/44	EUR	2,290	3,498,739
2.500%	08/15/46	EUR	380	584,842
4.000%	01/04/37	EUR	1,905	3,447,552
4.750%	07/04/34	EUR	3,280	6,224,836
0.312%(s)	08/15/26	EUR	33,019	37,986,875

Interest Rate	Maturity Date	Principal Amount (000)#		Value
FOREIGN GOVERNMENT BONDS (Continued)
Canadian Government Bond (Canada),
Bonds
1.750%	09/01/19	CAD	1,880	$1,512,844
2.250%	06/01/25	CAD	12,615	10,276,713
3.500%	12/01/45	CAD	3,500	3,361,571
5.000%	06/01/37	CAD	1,250	1,399,249
Colombia Government International Bond (Colombia),
Sr. Unsec’d. Notes
3.875%	04/25/27		1,975	2,006,600
Czech Republic Government Bond (Czech Republic),
Bonds
3.850%	09/29/21	CZK	30,900	1,607,463
Denmark Government Bond (Denmark),
Bonds
1.500%	11/15/23	DKK	960	166,886
1.750%	11/15/25	DKK	21,780	3,875,794
4.500%	11/15/39	DKK	3,730	995,830
Finland Government Bond (Finland),
Sr. Unsec’d. Notes, 144A
1.500%	04/15/23	EUR	2,625	3,368,184
French Republic Government Bond OAT (France),
Bonds
—%(p)	05/25/20	EUR	11,175	13,372,754
1.000%	11/25/18	EUR	4,315	5,192,167
3.250%	05/25/45	EUR	5,050	7,943,678
4.750%	04/25/35	EUR	2,665	4,847,648
0.207%(s)	05/25/22	EUR	4,928	5,869,457
Bonds, 144A
1.250%	05/25/36	EUR	795	907,338
1.750%	06/25/39	EUR	1,840	2,254,338
Unsec’d. Notes, 144A
2.000%	05/25/48	EUR	8,220	10,072,623
Indonesia Government International Bond (Indonesia),
Sr. Unsec’d. Notes, MTN
4.750%	01/08/26		3,775	4,115,981
Ireland Government Bond (Ireland),
Bonds
2.000%	02/18/45	EUR	730	884,507
4.500%	10/18/18	EUR	1,000	1,243,513
Unsec’d. Notes
0.800%	03/15/22	EUR	3,415	4,206,896
1.000%	05/15/26	EUR	60	72,425
Israel Government Bond (Israel),
Bonds
4.250%	03/31/23	ILS	3,350	1,117,623
Italy Buoni Poliennali del Tesoro (Italy),
Bonds
0.700%	05/01/20	EUR	17,680	21,238,568
1.200%	04/01/22	EUR	5,360	6,474,951
2.050%	08/01/27	EUR	6,280	7,351,512
2.500%	12/01/24	EUR	6,715	8,421,726
4.000%	02/01/37	EUR	4,325	5,957,403
Bonds, 144A
3.250%	09/01/46	EUR	295	349,398
4.750%	09/01/44	EUR	1,470	2,201,265
Unsec’d. Notes, 144A
2.700%	03/01/47	EUR	245	258,848
3.450%	03/01/48	EUR	1,110	1,334,703

A1348

AST WELLINGTON MANAGEMENT GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
FOREIGN GOVERNMENT BONDS (Continued)
Japan Government Five Year Bond (Japan),
Sr. Unsec’d. Notes
0.100%	12/20/19	JPY	7,638,000	$68,200,671
0.100%	06/20/20	JPY	1,557,800	13,921,561
0.300%	09/20/18	JPY	3,250,850	29,013,096
Japan Government Forty Year Bond (Japan),
Sr. Unsec’d. Notes
0.400%	03/20/56	JPY	84,100	597,657
1.900%	03/20/53	JPY	95,900	1,085,841
Japan Government Ten Year Bond (Japan),
Sr. Unsec’d. Notes
0.100%	06/20/26	JPY	3,783,850	33,854,403
0.300%	12/20/24	JPY	9,505,500	86,469,850
0.800%	09/20/23	JPY	1,860,300	17,373,326
Japan Government Thirty Year Bond (Japan),
Sr. Unsec’d. Notes
0.800%	09/20/47	JPY	155,250	1,359,357
Sr. Unsec’d. Notes
0.300%	06/20/46	JPY	1,244,700	9,550,314
1.800%	03/20/43	JPY	2,414,500	26,588,789
2.300%	03/20/39	JPY	243,400	2,872,239
Japan Government Twenty Year Bond (Japan),
Sr. Unsec’d. Notes
0.200%	06/20/36	JPY	2,206,550	18,496,389
1.700%	06/20/33	JPY	2,830,300	30,306,407
Kingdom of Belgium Government Bond (Belgium),
Sr. Unsec’d. Notes
3.750%	06/22/45	EUR	1,375	2,371,897
Unsec’d. Notes
3.000%	09/28/19	EUR	2,030	2,569,194
Unsec’d. Notes, 144A
0.800%	06/22/25	EUR	6,375	7,773,243
5.000%	03/28/35	EUR	1,920	3,611,670
Korea Treasury Bond (South Korea),
Sr. Unsec’d. Notes
2.750%	12/10/44	KRW	1,299,710	1,217,503
4.000%	12/10/31	KRW	3,209,160	3,339,152
4.250%	06/10/21	KRW	7,311,090	6,875,801
Kuwait International Government Bond (Kuwait),
Sr. Unsec’d. Notes, 144A
3.500%	03/20/27		1,975	2,031,288
Mexican Bonos (Mexico),
Bonds
10.000%	12/05/24	MXN	64,919	4,221,155
Mexico Government International Bond (Mexico),
Sr. Unsec’d. Notes, MTN
4.125%	01/21/26		4,725	4,977,788
Netherlands Government Bond (Netherlands),
Bonds
0.250%	01/15/20	EUR	2,690	3,243,502
Bonds, 144A
0.250%	07/15/25	EUR	4,025	4,750,704
2.000%	07/15/24	EUR	2,030	2,707,412
3.750%	01/15/42	EUR	1,210	2,208,357
4.000%	01/15/37	EUR	970	1,747,055
New Zealand Government Bond (New Zealand),
Sr. Unsec’d. Notes
4.500%	04/15/27	NZD	1,855	1,507,182
5.000%	03/15/19	NZD	4,745	3,576,752

Interest Rate	Maturity Date	Principal Amount (000)#		Value
FOREIGN GOVERNMENT BONDS (Continued)
Norway Government Bond (Norway),
Bonds, 144A
4.500%	05/22/19	NOK	38,125	$5,092,747
Poland Government Bond (Poland),
Bonds
2.500%	07/25/26	PLN	15,660	4,031,946
Poland Government International Bond (Poland),
Sr. Unsec’d. Notes, MTN
1.500%	01/19/26	EUR	4,250	5,274,199
Province of Alberta Canada (Canada),
Unsec’d. Notes
1.250%	06/01/20	CAD	4,000	3,152,298
Province of British Columbia (Canada),
Debs.
4.700%	06/18/37	CAD	1,000	976,133
Unsec’d. Notes
2.250%	03/01/19	CAD	3,730	3,016,644
Province of Ontario (Canada),
Bonds
4.000%	06/02/21	CAD	7,000	5,993,100
Sr. Unsec’d. Notes
2.500%	04/27/26		2,050	2,017,792
Unsec’d. Notes
3.450%	06/02/45	CAD	3,490	2,865,003
Unsec’d. Notes
3.500%	06/02/24	CAD	5,665	4,814,126
Province of Quebec (Canada),
Sr. Unsec’d. Notes
2.750%	04/12/27		1,975	1,972,590
Unsec’d. Notes
3.000%	09/01/23	CAD	5,285	4,377,306
3.500%	12/01/45	CAD	1,795	1,491,242
Qatar Government International Bond (Qatar),
Sr. Unsec’d. Notes
3.250%	06/02/26		2,000	1,978,239
Romanian Government International Bond (Romania),
Unsec’d. Notes, MTN
2.875%	05/26/28	EUR	1,750	2,151,253
Russian Federal Bond (Russia),
Bonds
8.150%	02/03/27	RUB	85,550	1,556,903
Saudi Government International Bond (Saudi Arabia),
Sr. Unsec’d. Notes, MTN, 144A
2.875%	03/04/23		12,245	12,148,399
Singapore Government Bond (Singapore),
Sr. Unsec’d. Notes
3.500%	03/01/27	SGD	2,185	1,793,796
Slovakia Government Bond (Slovakia),
Sr. Unsec’d. Notes
3.375%	11/15/24	EUR	45	63,878
Slovenia Government Bond (Slovenia),
Bonds
1.500%	03/25/35	EUR	1,295	1,486,904
3.125%	08/07/45	EUR	405	578,335
South Africa Government Bond (South Africa),
Bonds
8.000%	01/31/30	ZAR	45,800	3,112,945
Sr. Unsec’d. Notes
6.750%	03/31/21	ZAR	23,205	1,675,062

A1349

AST WELLINGTON MANAGEMENT GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
FOREIGN GOVERNMENT BONDS (Continued)
South Africa Government International Bond (South Africa),
Sr. Unsec’d. Notes
4.300%	10/12/28		2,050	$1,931,149
Spain Government Bond (Spain),
Bonds
0.400%	04/30/22	EUR	9,021	10,726,748
Sr. Unsec’d. Notes, 144A
1.450%	10/31/27	EUR	22,300	25,954,738
1.950%	04/30/26	EUR	9,825	12,211,392
2.900%	10/31/46	EUR	2,247	2,682,051
4.200%	01/31/37	EUR	2,782	4,194,803
Unsec’d. Notes, 144A
1.300%	10/31/26	EUR	2,469	2,895,806
Sweden Government Bond (Sweden),
Bonds
1.000%	11/12/26	SEK	20,715	2,612,375
3.500%	06/01/22	SEK	15,580	2,225,796
5.000%	12/01/20	SEK	7,165	1,028,205
Swiss Confederation Government Bond (Switzerland),
Bonds
3.500%	04/08/33	CHF	1,317	2,021,980
Switzerland Government Bond (Switzerland),
Bonds
1.500%	04/30/42	CHF	880	1,132,863
2.000%	05/25/22	CHF	3,380	3,894,670
3.250%	06/27/27	CHF	2,585	3,507,976
Thailand Government Bond (Thailand),
Sr. Unsec’d. Notes
3.650%	12/17/21	THB	92,625	3,001,917
4.675%	06/29/44	THB	22,625	861,027
United Kingdom Gilt (United Kingdom),
Bonds
2.000%	07/22/20	GBP	15,625	21,788,151
2.500%	07/22/65	GBP	2,425	4,054,641
4.250%	06/07/32	GBP	2,230	3,989,240
4.250%	12/07/40	GBP	3,100	5,962,225
Unsec’d. Notes
0.750%	07/22/23	GBP	3,700	4,915,551
3.500%	01/22/45	GBP	9,935	17,681,230
3.750%	07/22/52	GBP	1,710	3,415,738
4.500%	09/07/34	GBP	6,200	11,610,426

TOTAL FOREIGN GOVERNMENT BONDS (cost $898,627,256)				932,491,616

MUNICIPAL BONDS — 0.7%
California — 0.5%
Regents of the University of California Medical Center Pooled Revenue,
Revenue Bonds, BABs
6.398%	05/15/31		925	1,172,586
6.548%	05/15/48		2,900	3,999,651
State of California,
General Obligation Unlimited, BABs
7.300%	10/01/39		1,600	2,347,328
7.350%	11/01/39		1,800	2,644,200

				10,163,765

New Jersey — 0.1%
New Jersey Turnpike Authority,
Revenue Bonds, BABs
7.414%	01/01/40		2,175	3,278,943

Interest Rate	Maturity Date	Principal Amount (000)#	Value
MUNICIPAL BONDS (Continued)
New York — 0.1%
Metropolitan Transportation Authority,
Revenue Bonds, BABs
7.336%	11/15/39	835	$1,270,820

TOTAL MUNICIPAL BONDS (cost $14,047,931)			14,713,528

U.S. GOVERNMENT AGENCY OBLIGATIONS — 9.7%
Federal Home Loan Mortgage Corp.
2.500%	06/01/30	743	749,045
2.500%	07/01/30	332	334,708
2.500%	09/01/30	319	321,249
3.000%	06/01/30	234	241,025
3.000%	07/01/30	183	188,208
3.000%	07/01/30	159	163,674
3.000%	07/01/35	155	158,488
3.000%	09/01/35	824	841,230
3.000%	01/01/37	477	486,097
3.000%	02/01/37	671	683,566
3.000%	05/01/45	602	605,181
3.000%	08/01/46	2,589	2,601,292
3.000%	09/01/46	4,385	4,405,225
3.000%	12/01/46	286	287,462
3.000%	02/01/47	2,897	2,909,745
3.500%	01/01/26	77	80,120
3.500%	05/01/30	129	134,943
3.500%	06/01/30	28	29,342
3.500%	10/01/30	223	233,349
3.500%	07/01/35	178	185,883
3.500%	08/01/42	795	823,644
3.500%	01/01/44	850	881,501
3.500%	07/01/45	978	1,012,343
3.500%	08/01/47	8,924	9,211,439
3.500%	09/01/47	7,031	7,257,090
3.500%	10/01/47	3,600	3,715,882
4.000%	06/01/42	538	568,863
4.000%	04/01/45	380	400,723
4.000%	05/01/45	614	646,345
4.000%	02/01/46	3,800	4,002,700
4.000%	05/01/46	1,144	1,204,721
4.000%	01/01/47	937	997,504
4.000%	09/01/47	399	420,356
4.500%	12/01/34	224	240,974
4.500%	09/01/40	197	211,783
4.500%	03/01/41	1,088	1,170,528
4.500%	07/01/41	341	367,698
4.500%	03/01/44	394	423,724
4.500%	07/01/45	140	149,607
5.000%	05/01/38	1,176	1,289,708
5.000%	12/01/38	93	101,869
5.000%	11/01/41	117	128,766
5.000%	02/01/42	1,301	1,425,318
5.500%	08/01/40	72	79,958
5.500%	06/01/41	382	425,053
6.000%	11/01/37	15	17,191
Federal National Mortgage Assoc.
2.000%	04/01/30	86	84,492
2.000%	07/01/30	309	304,246
2.000%	08/01/30	97	95,307

A1350

AST WELLINGTON MANAGEMENT GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
2.000%	04/01/31	310	$304,633
2.500%	05/01/30	503	508,576
2.500%	05/01/30	92	93,273
2.500%	06/01/30	197	198,653
2.500%	07/01/30	525	530,755
2.500%	07/01/30	467	471,398
2.500%	07/01/30	457	461,584
2.500%	08/01/30	233	235,375
2.500%	07/01/31	2,740	2,760,476
2.500%	04/01/37	4,097	4,038,282
2.500%	04/01/43	59	57,039
2.500%	09/01/43	128	124,423
2.500%	04/01/45	69	66,604
2.500%	09/01/46	96	93,409
3.000%	06/01/30	745	766,702
3.000%	07/01/30	762	784,677
3.000%	07/01/30	480	493,886
3.000%	07/01/30	100	103,126
3.000%	09/01/30	490	504,421
3.000%	11/01/30	257	264,980
3.000%	03/01/31	832	854,976
3.000%	02/01/32	2,417	2,485,050
3.000%	03/01/35	273	279,078
3.000%	09/01/35	479	489,265
3.000%	09/01/35	133	135,966
3.000%	03/01/36	235	240,336
3.000%	02/01/37	383	390,087
3.000%	06/01/45	1,438	1,447,702
3.000%	07/01/45	545	548,605
3.000%	08/01/45	1,653	1,660,688
3.000%	01/01/46	270	271,333
3.000%	10/01/46	1,047	1,051,479
3.000%	10/01/46	849	852,142
3.000%	11/01/46	2,920	2,932,043
3.000%	12/01/46	4,403	4,420,428
3.000%	12/01/46	1,194	1,198,913
3.000%	02/01/47	6,389	6,414,517
3.500%	11/01/25	175	182,084
3.500%	11/01/26	859	894,493
3.500%	09/01/29	123	128,379
3.500%	12/01/29	297	309,124
3.500%	04/01/30	170	177,383
3.500%	05/01/30	277	288,725
3.500%	10/01/30	512	533,834
3.500%	01/01/35	98	102,184
3.500%	08/01/35	60	62,955
3.500%	02/01/36	1,271	1,325,391
3.500%	02/01/37	380	395,519
3.500%	06/01/43	1,726	1,787,182
3.500%	05/01/47	390	402,520
3.500%	07/01/47	1,381	1,425,160
3.500%	09/01/47	5,131	5,293,583
3.500%	10/01/47	2,900	2,991,787
4.000%	04/01/25	113	118,577
4.000%	04/01/26	70	73,697
4.000%	05/01/27	72	75,231
4.000%	04/01/29	512	537,944
4.000%	05/01/32	38	40,237

Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
4.000%	04/01/35	668	$705,428
4.000%	03/01/41	1,222	1,291,761
4.000%	11/01/42	1,229	1,299,862
4.000%	03/01/45	399	420,321
4.000%	08/01/45	1,482	1,560,612
4.000%	01/01/46	1,338	1,409,023
4.000%	03/01/46	2,407	2,535,340
4.000%	06/01/46	98	102,995
4.000%	05/01/47	1,173	1,235,182
4.000%	10/01/47	5,350	5,635,653
4.500%	04/01/25	69	72,245
4.500%	01/01/34	29	31,412
4.500%	11/01/39	126	136,043
4.500%	03/01/40	89	95,850
4.500%	08/01/40	512	553,803
4.500%	02/01/41	394	426,253
4.500%	06/01/41	1,254	1,356,995
4.500%	09/01/41	210	227,195
4.500%	01/01/42	695	747,743
4.500%	01/01/43	619	670,405
4.500%	03/01/44	334	358,694
4.500%	06/01/44	110	118,260
4.500%	01/01/45	151	162,750
5.000%	07/01/28	16	17,513
5.000%	12/01/35	99	108,173
5.000%	05/01/38	580	634,709
5.000%	10/01/41	446	487,197
5.500%	05/01/37	60	66,919
5.500%	07/01/38	294	327,556
5.500%	05/01/39	400	444,312
5.500%	05/01/40	386	429,104
5.500%	07/01/41	509	568,013
5.500%	09/01/41	382	426,728
5.500%	02/01/42	1,976	2,196,876
6.000%	02/01/36	181	205,523
6.000%	11/01/38	210	238,830
6.000%	09/01/39	485	551,928
6.000%	06/01/40	271	307,458
6.000%	05/01/41	141	160,236
Government National Mortgage Assoc.
2.500%	01/20/47	530	519,664
3.000%	11/20/43	1,896	1,937,102
3.000%	01/15/45	388	392,885
3.000%	01/15/45	197	199,676
3.000%	03/15/45	423	428,358
3.000%	07/15/45	37	37,740
3.000%	01/20/47	3,600	3,653,936
3.000%	03/20/47	1,543	1,565,902
3.000%	06/20/47	5,749	5,835,600
3.000%	08/20/47	3,193	3,240,666
3.500%	07/15/42	132	137,978
3.500%	04/15/45	577	600,598
3.500%	04/20/47	1,909	1,986,275
3.500%	05/20/47	1,477	1,537,126
3.500%	06/20/47	496	515,779
3.500%	07/20/47	13,732	14,291,477
3.500%	08/20/47	3,393	3,531,308

A1351

AST WELLINGTON MANAGEMENT GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
3.500%	09/20/47		700	$728,519
4.000%	01/15/41		132	139,585
4.000%	03/15/44		615	651,910
4.000%	05/15/45		282	297,320
4.000%	01/20/46		1,210	1,280,205
4.000%	02/20/46		424	448,843
4.000%	03/20/46		1,931	2,050,697
4.000%	07/20/47		4,731	5,000,485
4.500%	04/15/40		156	167,355
4.500%	10/15/41		354	380,534
4.500%	07/20/44		1,298	1,385,751
4.500%	04/20/45		1,684	1,797,630
5.000%	06/15/38		202	221,999
5.000%	01/15/39		155	170,774
5.000%	06/15/39		268	296,597
5.000%	12/15/39		234	257,046
5.000%	10/20/42		101	109,451
5.000%	03/15/44		1,103	1,203,550
5.500%	03/15/37		40	45,177

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(cost $194,691,660)				194,350,432

U.S. TREASURY OBLIGATIONS — 1.3%
U.S. Treasury Strips Principal, PO
2.855%(s)	11/15/45	(h)(k)	26,425	11,592,559
2.981%(s)	08/15/45	(k)	30,875	13,643,723

TOTAL U.S. TREASURY OBLIGATIONS (cost $25,374,719)				25,236,282

TOTAL LONG-TERM INVESTMENTS (cost $1,950,200,454)				1,997,220,169

			Shares
SHORT-TERM INVESTMENTS — 1.0%
UNAFFILIATED FUND — 0.8%
Morgan Stanley Institutional Liquidity Funds - Government Portfolio (cost $15,039,532)			15,039,532	15,039,532

AFFILIATED MUTUAL FUND — 0.2%
Prudential Investment Portfolios 2 - Prudential Institutional Money Market Fund
(cost 4,739,208; includes $4,731,263 of cash collateral for securities on loan)(b)(w)			4,738,734	4,739,208

OPTIONS PURCHASED* — 0.0%
(cost $143,736)				84,293

TOTAL SHORT-TERM INVESTMENTS (cost $19,922,476)				19,863,033

Value
TOTAL INVESTMENTS — 100.3% (cost $1,970,122,930)	$2,017,083,202
Liabilities in excess of other assets(z) — (0.3)%	(5,293,871)

NET ASSETS — 100.0%	$2,011,789,331

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $4,640,514; cash collateral of $4,731,263 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.

(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at September 30, 2017.

(cc)	Variable rate instrument. The rate shown is based on the latest available information as of September 30, 2017. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(h)	Represents security, or a portion thereof, segregated as collateral for OTC derivatives.

(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.

(p)	Interest rate not available as of September 30, 2017.

(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.

(w)	PGIM Investments LLC, the manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Institutional Money Market Fund.

(z)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end, with the exception of options which are included in net assets at market value:

A1352

AST WELLINGTON MANAGEMENT GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

OTC Traded Options - Purchased:

Description	Call/ Put	Counterparty	Expiration Date	Strike Price		Contracts	Notional Amount (000)#	Value
Currency Option GBP vs SEK	Put	Goldman Sachs & Co.	03/27/18	10.50		—	GBP 2,013	$30,683

OTC Swaptions - Purchased:

Description	Call/ Put	Counterparty	Expiration Date	Strike Price	Receive	Pay	Notional Amount (000)#	Value
2- Year x 20- Year Interest Rate Swap, 11/26/38	Put	JPMorgan Chase	11/21/18	0.93%	6 Month JPY LIBOR(S)	0.93%(S)	JPY 480,400	$53,610

Futures contracts outstanding at September 30, 2017:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
254	10 Year Australian Treasury Bonds	Dec. 2017	$194,350,870	$194,274,172	$(76,698)
1,672	10 Year Canadian Government Bonds	Dec. 2017	184,194,330	181,303,626	(2,890,704)
67	30 Year Euro Buxl	Dec. 2017	13,072,178	12,928,047	(144,131)
765	30 Year U.S. Ultra Treasury Bonds	Dec. 2017	128,584,529	126,320,625	(2,263,904)
372	Euro Schatz. DUA Index	Dec. 2017	49,328,141	49,299,563	(28,578)
148	Euro-BTP Italian Government Bond	Dec. 2017	23,838,128	23,607,233	(230,895)

					(5,634,910)

Short Positions:
509	90 Day Euro Dollar	Sep. 2018	125,106,063	124,984,950	121,113
564	2 Year U.S. Treasury Notes	Dec. 2017	121,713,625	121,656,563	57,062
186	3 Year Australian Treasury Bonds	Dec. 2017	44,098,990	44,042,710	56,280
139	5 Year Euro-Bobl	Dec. 2017	21,584,268	21,550,668	33,600
4,267	5 Year U.S. Treasury Notes	Dec. 2017	503,849,494	501,372,500	2,476,994
865	10 Year Euro-Bund	Dec. 2017	165,859,443	164,606,607	1,252,836
470	10 Year U.K. Gilt	Dec. 2017	78,030,682	78,019,483	11,199
1,027	10 Year U.S. Treasury Notes	Dec. 2017	128,803,802	128,695,937	107,865
348	10 Year U.S. Ultra Treasury Bonds	Dec. 2017	47,340,739	46,746,187	594,552
152	20 Year U.S. Treasury Bonds	Dec. 2017	23,731,000	23,227,500	503,500
1,093	Euro Currency	Dec. 2017	164,578,475	162,098,731	2,479,744
74	Euro-OAT	Dec. 2017	13,558,870	13,568,562	(9,692)

					7,685,053

					$2,050,143

Cash and foreign currency of $103,886 and securities with a combined market value of $16,361,859 have been segregated with Goldman Sachs & Co. to cover requirements for open futures contracts at September 30, 2017.

Forward foreign currency exchange contracts outstanding at September 30, 2017:

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts:
Australian Dollar,
Expiring 10/05/17	Bank of America	AUD	2,599	$2,037,814	$2,038,497	$683
Expiring 10/05/17	Bank of America	AUD	1,294	1,021,613	1,014,935	(6,678)
Expiring 10/05/17	Citigroup Global Markets	AUD	1,603	1,271,203	1,257,295	(13,908)
Expiring 10/05/17	Citigroup Global Markets	AUD	1,603	1,277,323	1,257,295	(20,028)
Expiring 10/05/17	Citigroup Global Markets	AUD	1,593	1,269,486	1,249,452	(20,034)
Expiring 10/05/17	Citigroup Global Markets	AUD	604	476,466	473,741	(2,725)

A1353

AST WELLINGTON MANAGEMENT GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Forward foreign currency exchange contracts outstanding at September 30, 2017 (continued):

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts (cont’d.):
Australian Dollar (cont’d.),
Expiring 10/05/17	Deutsche Bank AG	AUD	1,603	$1,270,714	$1,257,295	$(13,419)
Expiring 10/05/17	Deutsche Bank AG	AUD	1,603	1,276,164	1,257,295	(18,869)
Expiring 10/05/17	JPMorgan Chase	AUD	31,101	24,382,966	24,393,725	10,759
Expiring 10/05/17	JPMorgan Chase	AUD	6,370	5,100,459	4,996,239	(104,220)
Expiring 10/05/17	JPMorgan Chase	AUD	6,370	5,142,374	4,996,240	(146,134)
Expiring 10/05/17	JPMorgan Chase	AUD	6,357	5,090,050	4,986,043	(104,007)
Expiring 10/05/17	JPMorgan Chase	AUD	6,357	5,131,491	4,986,043	(145,448)
Expiring 10/05/17	JPMorgan Chase	AUD	4,197	3,318,245	3,291,871	(26,374)
Expiring 10/05/17	JPMorgan Chase	AUD	3,206	2,558,904	2,514,591	(44,313)
Expiring 10/05/17	JPMorgan Chase	AUD	3,120	2,487,904	2,447,138	(40,766)
Expiring 10/05/17	JPMorgan Chase	AUD	2,105	1,682,394	1,651,034	(31,360)
Expiring 10/05/17	JPMorgan Chase	AUD	1,593	1,277,411	1,249,452	(27,959)
Expiring 11/07/17	Citigroup Global Markets	AUD	5,403	4,234,304	4,236,025	1,721
Expiring 11/07/17	Deutsche Bank AG	AUD	646	506,268	506,472	204
Expiring 11/07/17	JPMorgan Chase	AUD	28,545	22,370,430	22,379,666	9,236
Brazilian Real,
Expiring 10/03/17	Citigroup Global Markets	BRL	15,145	4,763,028	4,779,125	16,097
Expiring 10/03/17	Citigroup Global Markets	BRL	3,080	984,686	971,918	(12,768)
Expiring 10/03/17	Deutsche Bank AG	BRL	2,955	932,765	932,474	(291)
Expiring 10/03/17	Deutsche Bank AG	BRL	2,400	766,798	757,339	(9,459)
Expiring 10/03/17	Deutsche Bank AG	BRL	2,165	688,482	683,183	(5,299)
Expiring 11/03/17	Deutsche Bank AG	BRL	6,095	1,906,803	1,914,805	8,002
British Pound,
Expiring 10/05/17	Bank of America	GBP	8,250	11,041,132	11,057,212	16,080
Expiring 10/05/17	Citigroup Global Markets	GBP	21,807	28,093,260	29,227,225	1,133,965
Expiring 10/05/17	Citigroup Global Markets	GBP	5,381	7,265,887	7,211,982	(53,905)
Expiring 10/05/17	Citigroup Global Markets	GBP	4,100	5,325,967	5,495,099	169,132
Expiring 10/05/17	Citigroup Global Markets	GBP	1,932	2,623,196	2,589,398	(33,798)
Expiring 10/05/17	Citigroup Global Markets	GBP	983	1,270,965	1,317,484	46,519
Expiring 10/05/17	Deutsche Bank AG	GBP	26,439	35,380,540	35,435,347	54,807
Expiring 10/05/17	Deutsche Bank AG	GBP	1,932	2,604,985	2,589,398	(15,587)
Expiring 10/05/17	Deutsche Bank AG	GBP	775	1,047,502	1,038,707	(8,795)
Expiring 10/05/17	Deutsche Bank AG	GBP	45	58,026	60,312	2,286
Expiring 10/05/17	JPMorgan Chase	GBP	77,662	103,935,057	104,087,898	152,841
Expiring 10/05/17	JPMorgan Chase	GBP	11,763	16,000,973	15,765,573	(235,400)
Expiring 10/05/17	JPMorgan Chase	GBP	9,755	12,884,404	13,074,315	189,911
Expiring 10/05/17	JPMorgan Chase	GBP	5,888	7,945,385	7,891,498	(53,887)
Expiring 10/05/17	JPMorgan Chase	GBP	3,138	4,237,935	4,205,761	(32,174)
Expiring 10/05/17	JPMorgan Chase	GBP	1,960	2,661,233	2,626,925	(34,308)
Expiring 10/05/17	JPMorgan Chase	GBP	1,868	2,519,839	2,503,621	(16,218)
Expiring 10/05/17	JPMorgan Chase	GBP	1,868	2,537,990	2,503,621	(34,369)
Expiring 10/05/17	JPMorgan Chase	GBP	1,831	2,481,990	2,454,031	(27,959)
Expiring 10/05/17	JPMorgan Chase	GBP	919	1,245,934	1,231,706	(14,228)
Expiring 10/05/17	JPMorgan Chase	GBP	585	772,581	784,056	11,475
Expiring 11/07/17	Citigroup Global Markets	GBP	25,418	34,042,072	34,102,786	60,714
Expiring 11/07/17	Citigroup Global Markets	GBP	1,485	1,994,527	1,992,392	(2,135)
Canadian Dollar,
Expiring 10/05/17	Citigroup Global Markets	CAD	12,555	9,996,091	10,062,523	66,432
Expiring 10/05/17	Citigroup Global Markets	CAD	1,822	1,461,488	1,460,289	(1,199)
Expiring 10/05/17	Deutsche Bank AG	CAD	5,105	4,065,445	4,091,531	26,086
Expiring 10/05/17	Deutsche Bank AG	CAD	3,420	2,812,095	2,741,045	(71,050)
Expiring 10/05/17	JPMorgan Chase	CAD	73,709	59,120,914	59,075,947	(44,967)
Expiring 10/05/17	JPMorgan Chase	CAD	6,820	5,589,898	5,466,062	(123,836)
Expiring 10/05/17	JPMorgan Chase	CAD	5,270	4,197,083	4,223,775	26,692
Expiring 10/05/17	JPMorgan Chase	CAD	3,181	2,518,282	2,549,494	31,212
Expiring 10/05/17	JPMorgan Chase	CAD	3,181	2,536,812	2,549,493	12,681
Expiring 10/05/17	JPMorgan Chase	CAD	3,108	2,558,606	2,490,985	(67,621)
Expiring 10/05/17	JPMorgan Chase	CAD	1,020	830,540	817,505	(13,035)

A1354

AST WELLINGTON MANAGEMENT GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Forward foreign currency exchange contracts outstanding at September 30, 2017 (continued):

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts (cont’d.):
Canadian Dollar (cont’d.),
Expiring 10/05/17	JPMorgan Chase	CAD	760	$608,374	$609,121	$747
Expiring 11/07/17	Citigroup Global Markets	CAD	6,209	4,981,727	4,977,437	(4,290)
Expiring 11/07/17	Deutsche Bank AG	CAD	5,765	4,624,738	4,621,504	(3,234)
Chilean Peso,
Expiring 10/05/17	Bank of America	CLP	286,200	460,351	447,096	(13,255)
Expiring 10/05/17	Citigroup Global Markets	CLP	1,369,800	2,152,589	2,139,875	(12,714)
Expiring 10/05/17	Deutsche Bank AG	CLP	380,600	608,717	594,566	(14,151)
Expiring 10/05/17	Deutsche Bank AG	CLP	287,700	450,164	449,439	(725)
Expiring 10/05/17	JPMorgan Chase	CLP	990,200	1,602,784	1,546,871	(55,913)
Expiring 11/07/17	Citigroup Global Markets	CLP	992,600	1,558,609	1,549,513	(9,096)
Chinese Renminbi,
Expiring 12/20/17	Bank of America	CNH	5,064	769,652	758,071	(11,581)
Expiring 12/20/17	Citigroup Global Markets	CNH	29,710	4,515,182	4,447,526	(67,656)
Expiring 12/20/17	Citigroup Global Markets	CNH	7,539	1,146,076	1,128,573	(17,503)
Expiring 12/20/17	JPMorgan Chase	CNH	6,013	913,937	900,134	(13,803)
Colombian Peso,
Expiring 10/05/17	Bank of America	COP	5,433,000	1,836,404	1,848,579	12,175
Expiring 10/05/17	Bank of America	COP	1,811,100	617,280	616,227	(1,053)
Expiring 10/05/17	Citigroup Global Markets	COP	2,860,100	984,205	973,149	(11,056)
Expiring 10/05/17	Citigroup Global Markets	COP	2,461,000	838,930	837,356	(1,574)
Expiring 11/07/17	Bank of America	COP	3,136,800	1,064,675	1,062,848	(1,827)
Czech Koruna,
Expiring 10/05/17	Citigroup Global Markets	CZK	44,682	2,032,737	2,033,232	495
Expiring 10/05/17	Citigroup Global Markets	CZK	9,980	455,775	454,135	(1,640)
Expiring 10/05/17	Citigroup Global Markets	CZK	7,390	338,682	336,279	(2,403)
Danish Krone,
Expiring 10/05/17	Bank of America	DKK	31,678	5,029,840	5,033,029	3,189
Euro,
Expiring 10/05/17	Bank of America	EUR	340,247	402,103,888	402,268,329	164,441
Expiring 10/05/17	Bank of America	EUR	6,431	7,586,123	7,603,264	17,141
Expiring 10/05/17	Bank of America	EUR	2,139	2,573,730	2,528,904	(44,826)
Expiring 10/05/17	Bank of America	EUR	1,212	1,442,189	1,432,927	(9,262)
Expiring 10/05/17	Bank of America	EUR	1,012	1,213,344	1,196,470	(16,874)
Expiring 10/05/17	Citigroup Global Markets	EUR	26,410	31,323,078	31,224,101	(98,977)
Expiring 10/05/17	Citigroup Global Markets	EUR	12,857	15,297,888	15,200,616	(97,272)
Expiring 10/05/17	Citigroup Global Markets	EUR	10,718	12,746,400	12,671,712	(74,688)
Expiring 10/05/17	Citigroup Global Markets	EUR	8,574	10,073,550	10,136,897	63,347
Expiring 10/05/17	Citigroup Global Markets	EUR	8,569	10,195,816	10,130,985	(64,831)
Expiring 10/05/17	Citigroup Global Markets	EUR	2,143	2,591,487	2,533,633	(57,854)
Expiring 10/05/17	Citigroup Global Markets	EUR	2,139	2,576,622	2,528,904	(47,718)
Expiring 10/05/17	Citigroup Global Markets	EUR	1,728	2,057,925	2,042,985	(14,940)
Expiring 10/05/17	Citigroup Global Markets	EUR	1,505	1,793,633	1,779,336	(14,297)
Expiring 10/05/17	Citigroup Global Markets	EUR	1,500	1,809,729	1,773,425	(36,304)
Expiring 10/05/17	Citigroup Global Markets	EUR	1,057	1,261,638	1,249,673	(11,965)
Expiring 10/05/17	Citigroup Global Markets	EUR	865	1,022,106	1,022,675	569
Expiring 10/05/17	Citigroup Global Markets	EUR	643	774,096	760,208	(13,888)
Expiring 10/05/17	Citigroup Global Markets	EUR	459	549,102	542,668	(6,434)
Expiring 10/05/17	Deutsche Bank AG	EUR	16,345	19,317,011	19,324,420	7,409
Expiring 10/05/17	Deutsche Bank AG	EUR	8,574	10,286,228	10,136,897	(149,331)
Expiring 10/05/17	Deutsche Bank AG	EUR	4,287	5,104,347	5,068,448	(35,899)
Expiring 10/05/17	Deutsche Bank AG	EUR	4,270	5,149,513	5,048,349	(101,164)
Expiring 10/05/17	Deutsche Bank AG	EUR	1,915	2,273,894	2,264,073	(9,821)
Expiring 10/05/17	Deutsche Bank AG	EUR	1,080	1,285,276	1,276,866	(8,410)
Expiring 10/05/17	Deutsche Bank AG	EUR	1,057	1,259,003	1,249,673	(9,330)
Expiring 10/05/17	JPMorgan Chase	EUR	87,467	103,398,239	103,410,769	12,530
Expiring 10/05/17	JPMorgan Chase	EUR	21,176	25,144,910	25,036,030	(108,880)
Expiring 10/05/17	JPMorgan Chase	EUR	10,718	12,753,123	12,671,712	(81,411)
Expiring 10/05/17	JPMorgan Chase	EUR	6,431	7,595,815	7,603,263	7,448

A1355

AST WELLINGTON MANAGEMENT GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Forward foreign currency exchange contracts outstanding at September 30, 2017 (continued):

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts (cont’d.):
Euro (cont’d.),
Expiring 10/05/17	JPMorgan Chase	EUR	2,268	$2,693,080	$2,681,419	$(11,661)
Expiring 10/05/17	JPMorgan Chase	EUR	2,143	2,577,564	2,533,633	(43,931)
Expiring 10/05/17	JPMorgan Chase	EUR	2,114	2,533,655	2,499,347	(34,308)
Expiring 10/05/17	JPMorgan Chase	EUR	1,786	2,156,568	2,111,558	(45,010)
Expiring 10/05/17	JPMorgan Chase	EUR	1,720	2,053,520	2,033,527	(19,993)
Expiring 10/05/17	JPMorgan Chase	EUR	1,071	1,272,792	1,266,225	(6,567)
Expiring 10/05/17	JPMorgan Chase	EUR	1,069	1,270,800	1,263,860	(6,940)
Expiring 10/05/17	JPMorgan Chase	EUR	570	683,980	673,901	(10,079)
Expiring 10/05/17	JPMorgan Chase	EUR	510	610,080	602,964	(7,116)
Expiring 10/05/17	JPMorgan Chase	EUR	380	452,655	449,268	(3,387)
Expiring 10/05/17	JPMorgan Chase	EUR	340	409,205	401,977	(7,228)
Expiring 10/05/17	JPMorgan Chase	EUR	321	380,300	379,513	(787)
Expiring 11/07/17	Citigroup Global Markets	EUR	63,575	75,254,044	75,299,707	45,663
Expiring 11/07/17	Citigroup Global Markets	EUR	3,480	4,121,782	4,121,793	11
Expiring 11/07/17	Deutsche Bank AG	EUR	11,186	13,242,993	13,248,958	5,965
Expiring 11/07/17	Deutsche Bank AG	EUR	3,215	3,796,944	3,807,921	10,977
Expiring 11/07/17	Deutsche Bank AG	EUR	748	884,494	885,949	1,455
Expiring 11/07/17	JPMorgan Chase	EUR	1,247	1,476,660	1,476,976	316
Hungarian Forint,
Expiring 10/05/17	Bank of America	HUF	126,050	479,337	478,076	(1,261)
Expiring 10/05/17	JPMorgan Chase	HUF	236,200	913,655	895,848	(17,807)
Expiring 10/05/17	JPMorgan Chase	HUF	160,100	604,614	607,219	2,605
Expiring 10/05/17	JPMorgan Chase	HUF	156,100	611,131	592,048	(19,083)
Expiring 10/05/17	JPMorgan Chase	HUF	118,400	459,314	449,061	(10,253)
Expiring 10/05/17	JPMorgan Chase	HUF	50,750	193,099	192,482	(617)
Indian Rupee,
Expiring 10/05/17	Bank of America	INR	285,660	4,454,945	4,369,694	(85,251)
Expiring 10/05/17	Bank of America	INR	29,230	455,793	447,127	(8,666)
Expiring 10/05/17	JPMorgan Chase	INR	455,009	6,966,912	6,960,198	(6,714)
Expiring 10/05/17	JPMorgan Chase	INR	34,350	536,300	525,447	(10,853)
Expiring 11/07/17	JPMorgan Chase	INR	314,890	4,799,421	4,796,752	(2,669)
Expiring 11/07/17	JPMorgan Chase	INR	29,730	452,891	452,881	(10)
Indonesian Rupiah,
Expiring 10/05/17	JPMorgan Chase	IDR	35,882,000	2,668,600	2,662,639	(5,961)
Expiring 10/05/17	JPMorgan Chase	IDR	26,750,000	1,999,552	1,984,996	(14,556)
Expiring 11/07/17	JPMorgan Chase	IDR	13,677,000	1,014,163	1,011,942	(2,221)
Israeli Shekel,
Expiring 10/06/17	Citigroup Global Markets	ILS	1,870	530,261	529,153	(1,108)
Expiring 10/06/17	Citigroup Global Markets	ILS	1,640	461,609	464,070	2,461
Expiring 10/06/17	Citigroup Global Markets	ILS	1,630	463,243	461,240	(2,003)
Expiring 10/06/17	JPMorgan Chase	ILS	5,740	1,597,393	1,624,246	26,853
Expiring 10/06/17	JPMorgan Chase	ILS	4,576	1,298,293	1,294,869	(3,424)
Expiring 11/07/17	Citigroup Global Markets	ILS	3,520	1,001,304	997,194	(4,110)
Japanese Yen,
Expiring 10/05/17	Bank of America	JPY	839,200	7,468,312	7,460,158	(8,154)
Expiring 10/05/17	Citigroup Global Markets	JPY	780,659	6,948,573	6,939,751	(8,822)
Expiring 10/05/17	Citigroup Global Markets	JPY	62,700	575,864	557,378	(18,486)
Expiring 10/05/17	Deutsche Bank AG	JPY	559,700	5,077,961	4,975,512	(102,449)
Expiring 10/05/17	Deutsche Bank AG	JPY	554,900	5,110,400	4,932,843	(177,557)
Expiring 10/05/17	Deutsche Bank AG	JPY	67,100	606,424	596,492	(9,932)
Expiring 10/05/17	JPMorgan Chase	JPY	38,036,045	338,609,855	338,125,468	(484,387)
Expiring 10/05/17	JPMorgan Chase	JPY	668,473	6,063,355	5,942,462	(120,893)
Expiring 10/05/17	JPMorgan Chase	JPY	141,500	1,302,089	1,257,879	(44,210)
Expiring 11/07/17	Deutsche Bank AG	JPY	64,720	576,814	576,247	(567)
Expiring 11/07/17	JPMorgan Chase	JPY	283,200	2,522,373	2,521,527	(846)
Expiring 11/07/17	JPMorgan Chase	JPY	160,373	1,429,764	1,427,913	(1,851)
Mexican Peso,
Expiring 10/05/17	Citigroup Global Markets	MXN	89,713	4,959,333	4,921,562	(37,771)

A1356

AST WELLINGTON MANAGEMENT GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Forward foreign currency exchange contracts outstanding at September 30, 2017 (continued):

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts (cont’d.):
Mexican Peso (cont’d.),
Expiring 10/05/17	Citigroup Global Markets	MXN	45,512	$2,551,829	$2,496,741	$(55,088)
Expiring 10/05/17	Citigroup Global Markets	MXN	45,512	2,555,103	2,496,742	(58,361)
Expiring 10/05/17	Citigroup Global Markets	MXN	45,512	2,555,131	2,496,741	(58,390)
Expiring 10/05/17	Citigroup Global Markets	MXN	45,512	2,557,718	2,496,741	(60,977)
Expiring 10/05/17	Citigroup Global Markets	MXN	13,550	763,082	743,340	(19,742)
Expiring 10/05/17	Citigroup Global Markets	MXN	9,550	536,890	523,903	(12,987)
Expiring 10/05/17	JPMorgan Chase	MXN	443,163	24,440,529	24,311,466	(129,063)
Expiring 10/05/17	JPMorgan Chase	MXN	48,123	2,681,679	2,639,978	(41,701)
Expiring 11/07/17	Citigroup Global Markets	MXN	188,941	10,362,743	10,307,698	(55,045)
New Taiwanese Dollar,
Expiring 10/05/17	Deutsche Bank AG	TWD	160,810	5,288,063	5,304,635	16,572
Expiring 10/05/17	JPMorgan Chase	TWD	67,245	2,236,654	2,218,209	(18,445)
Expiring 10/05/17	JPMorgan Chase	TWD	36,790	1,226,292	1,213,590	(12,702)
Expiring 11/07/17	Deutsche Bank AG	TWD	67,160	2,211,393	2,219,028	7,635
New Zealand Dollar,
Expiring 10/05/17	Bank of America	NZD	3,995	2,851,551	2,885,231	33,680
Expiring 10/05/17	Citigroup Global Markets	NZD	13,954	10,091,184	10,077,725	(13,459)
Expiring 10/05/17	Citigroup Global Markets	NZD	1,413	1,014,134	1,020,483	6,349
Expiring 10/05/17	Citigroup Global Markets	NZD	1,412	1,017,233	1,019,761	2,528
Expiring 10/05/17	Citigroup Global Markets	NZD	835	607,379	603,046	(4,333)
Expiring 10/05/17	Deutsche Bank AG	NZD	1,740	1,258,493	1,256,646	(1,847)
Expiring 10/05/17	Deutsche Bank AG	NZD	1,060	774,488	765,543	(8,945)
Expiring 10/05/17	Deutsche Bank AG	NZD	706	516,536	509,880	(6,656)
Expiring 10/05/17	JPMorgan Chase	NZD	55,986	40,493,555	40,433,673	(59,882)
Expiring 10/05/17	JPMorgan Chase	NZD	3,530	2,546,930	2,549,403	2,473
Expiring 10/05/17	JPMorgan Chase	NZD	3,357	2,423,573	2,424,461	888
Expiring 10/05/17	JPMorgan Chase	NZD	1,754	1,272,858	1,266,757	(6,101)
Expiring 10/05/17	JPMorgan Chase	NZD	1,065	763,394	769,154	5,760
Expiring 10/05/17	JPMorgan Chase	NZD	813	584,746	587,157	2,411
Expiring 11/07/17	Bank of America	NZD	3,995	2,887,678	2,883,297	(4,381)
Expiring 11/07/17	Citigroup Global Markets	NZD	2,560	1,849,403	1,847,620	(1,783)
Norwegian Krone,
Expiring 10/05/17	Citigroup Global Markets	NOK	28,990	3,755,911	3,640,400	(115,511)
Expiring 10/05/17	Deutsche Bank AG	NOK	16,989	2,169,599	2,133,382	(36,217)
Expiring 10/05/17	Deutsche Bank AG	NOK	12,643	1,627,960	1,587,636	(40,324)
Expiring 10/05/17	Deutsche Bank AG	NOK	7,112	911,241	893,084	(18,157)
Expiring 10/05/17	Deutsche Bank AG	NOK	2,766	352,742	347,338	(5,404)
Expiring 10/05/17	JPMorgan Chase	NOK	109,310	13,981,495	13,726,530	(254,965)
Expiring 10/05/17	JPMorgan Chase	NOK	43,254	5,433,169	5,431,592	(1,577)
Expiring 10/05/17	JPMorgan Chase	NOK	19,828	2,562,088	2,489,888	(72,200)
Expiring 10/05/17	JPMorgan Chase	NOK	19,633	2,484,237	2,465,401	(18,836)
Expiring 10/05/17	JPMorgan Chase	NOK	19,633	2,509,328	2,465,401	(43,927)
Expiring 10/05/17	JPMorgan Chase	NOK	19,590	2,505,195	2,460,001	(45,194)
Expiring 10/05/17	JPMorgan Chase	NOK	14,921	1,910,243	1,873,695	(36,548)
Expiring 10/05/17	JPMorgan Chase	NOK	14,900	1,902,976	1,871,057	(31,919)
Expiring 10/05/17	JPMorgan Chase	NOK	7,960	1,019,022	999,571	(19,451)
Expiring 10/05/17	JPMorgan Chase	NOK	7,960	1,024,438	999,571	(24,867)
Expiring 10/05/17	JPMorgan Chase	NOK	7,960	1,030,377	999,572	(30,805)
Expiring 10/05/17	JPMorgan Chase	NOK	7,960	1,030,831	999,572	(31,259)
Expiring 10/05/17	JPMorgan Chase	NOK	4,712	602,164	591,707	(10,457)
Expiring 11/07/17	Citigroup Global Markets	NOK	18,860	2,371,651	2,370,060	(1,591)
Expiring 11/07/17	Deutsche Bank AG	NOK	26,427	3,321,954	3,320,975	(979)
Expiring 11/07/17	JPMorgan Chase	NOK	227,951	28,655,420	28,645,682	(9,738)
Expiring 11/07/17	JPMorgan Chase	NOK	19,821	2,495,939	2,490,825	(5,114)
Expiring 11/07/17	JPMorgan Chase	NOK	10,994	1,380,287	1,381,572	1,285
Peruvian Nuevo Sol,
Expiring 10/05/17	Citigroup Global Markets	PEN	8,380	2,575,292	2,566,616	(8,676)
Expiring 10/05/17	JPMorgan Chase	PEN	9,400	2,893,198	2,879,020	(14,178)

A1357

AST WELLINGTON MANAGEMENT GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Forward foreign currency exchange contracts outstanding at September 30, 2017 (continued):

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts (cont’d.):
Peruvian Nuevo Sol (cont’d.),
Expiring 11/07/17	Citigroup Global Markets	PEN	7,685	$2,357,941	$2,350,944	$(6,997)
Polish Zloty,
Expiring 10/05/17	Bank of America	PLN	9,072	2,492,899	2,486,144	(6,755)
Expiring 10/05/17	Citigroup Global Markets	PLN	18,185	5,047,043	4,983,525	(63,518)
Expiring 10/05/17	Deutsche Bank AG	PLN	1,910	524,953	523,428	(1,525)
Expiring 10/05/17	JPMorgan Chase	PLN	42,505	11,831,495	11,648,320	(183,175)
Expiring 10/05/17	JPMorgan Chase	PLN	27,709	7,622,026	7,593,537	(28,489)
Expiring 10/05/17	JPMorgan Chase	PLN	9,240	2,604,681	2,532,184	(72,497)
Expiring 10/05/17	JPMorgan Chase	PLN	3,720	1,044,684	1,019,451	(25,233)
Expiring 10/05/17	JPMorgan Chase	PLN	3,255	921,635	892,019	(29,616)
Expiring 10/05/17	JPMorgan Chase	PLN	3,035	824,746	831,729	6,983
Expiring 11/07/17	Bank of America	PLN	12,657	3,470,219	3,468,518	(1,701)
Expiring 11/07/17	Citigroup Global Markets	PLN	9,113	2,505,785	2,497,322	(8,463)
Expiring 11/07/17	JPMorgan Chase	PLN	58,180	16,003,917	15,943,617	(60,300)
Russian Ruble,
Expiring 10/05/17	Deutsche Bank AG	RUB	49,350	838,003	856,459	18,456
Expiring 10/05/17	JPMorgan Chase	RUB	198,745	3,382,089	3,449,177	67,088
Expiring 10/05/17	JPMorgan Chase	RUB	142,810	2,479,986	2,478,437	(1,549)
Expiring 11/07/17	Bank of America	RUB	26,220	451,835	452,394	559
Expiring 11/07/17	JPMorgan Chase	RUB	178,701	3,086,000	3,083,268	(2,732)
Singapore Dollar,
Expiring 10/05/17	Deutsche Bank AG	SGD	1,230	906,577	906,844	267
Expiring 10/05/17	JPMorgan Chase	SGD	3,032	2,234,592	2,235,407	815
Expiring 10/05/17	JPMorgan Chase	SGD	585	430,320	431,304	984
South African Rand,
Expiring 10/05/17	Bank of America	ZAR	27,892	2,150,982	2,058,087	(92,895)
Expiring 10/05/17	Citigroup Global Markets	ZAR	5,900	438,470	435,348	(3,122)
Expiring 10/05/17	Deutsche Bank AG	ZAR	32,918	2,539,393	2,428,944	(110,449)
Expiring 10/05/17	Deutsche Bank AG	ZAR	26,782	2,058,087	1,976,183	(81,904)
Expiring 10/05/17	JPMorgan Chase	ZAR	112,176	8,331,798	8,277,211	(54,587)
Expiring 10/05/17	JPMorgan Chase	ZAR	32,918	2,543,698	2,428,944	(114,754)
Expiring 10/05/17	JPMorgan Chase	ZAR	28,135	2,144,804	2,076,018	(68,786)
Expiring 10/05/17	JPMorgan Chase	ZAR	10,860	840,102	801,335	(38,767)
Expiring 10/05/17	JPMorgan Chase	ZAR	8,020	606,946	591,778	(15,168)
Expiring 11/07/17	Bank of America	ZAR	27,892	2,060,188	2,046,822	(13,366)
Expiring 11/07/17	Deutsche Bank AG	ZAR	41,570	3,071,810	3,050,567	(21,243)
South Korean Won,
Expiring 10/10/17	Bank of America	KRW	19,583,464	17,125,898	17,100,699	(25,199)
Expiring 10/10/17	Bank of America	KRW	271,910	241,280	237,438	(3,842)
Expiring 10/10/17	Deutsche Bank AG	KRW	2,400,400	2,093,311	2,096,080	2,769
Expiring 10/10/17	JPMorgan Chase	KRW	1,297,130	1,148,716	1,132,682	(16,034)
Expiring 10/10/17	JPMorgan Chase	KRW	693,340	610,872	605,439	(5,433)
Expiring 11/07/17	Bank of America	KRW	1,391,100	1,216,549	1,215,167	(1,382)
Expiring 11/07/17	Citigroup Global Markets	KRW	693,210	605,424	605,540	116
Swedish Krona,
Expiring 10/05/17	Citigroup Global Markets	SEK	226,319	27,784,550	27,796,072	11,522
Expiring 10/05/17	Deutsche Bank AG	SEK	37,449	4,595,699	4,599,416	3,717
Expiring 10/05/17	Deutsche Bank AG	SEK	20,330	2,554,058	2,496,893	(57,165)
Expiring 10/05/17	Deutsche Bank AG	SEK	13,289	1,663,277	1,632,130	(31,147)
Expiring 10/05/17	JPMorgan Chase	SEK	202,676	25,536,922	24,892,285	(644,637)
Expiring 10/05/17	JPMorgan Chase	SEK	189,280	23,698,113	23,247,013	(451,100)
Expiring 10/05/17	JPMorgan Chase	SEK	113,530	14,185,826	13,943,541	(242,285)
Expiring 10/05/17	JPMorgan Chase	SEK	101,369	12,682,160	12,449,949	(232,211)
Expiring 10/05/17	JPMorgan Chase	SEK	100,042	12,260,641	12,286,970	26,329
Expiring 10/05/17	JPMorgan Chase	SEK	89,207	11,203,173	10,956,236	(246,937)
Expiring 10/05/17	JPMorgan Chase	SEK	66,028	8,255,866	8,109,434	(146,432)
Expiring 10/05/17	JPMorgan Chase	SEK	60,025	7,361,679	7,372,158	10,479
Expiring 10/05/17	JPMorgan Chase	SEK	49,230	6,040,491	6,046,336	5,845

A1358

AST WELLINGTON MANAGEMENT GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Forward foreign currency exchange contracts outstanding at September 30, 2017 (continued):

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts (cont’d.):
Swedish Krona (cont’d.),
Expiring 10/05/17	JPMorgan Chase	SEK	47,690	$6,037,719	$5,857,196	$(180,523)
Expiring 10/05/17	JPMorgan Chase	SEK	40,017	4,913,964	4,914,812	848
Expiring 10/05/17	JPMorgan Chase	SEK	34,014	4,273,496	4,177,536	(95,960)
Expiring 10/05/17	JPMorgan Chase	SEK	20,330	2,538,955	2,496,892	(42,063)
Expiring 10/05/17	JPMorgan Chase	SEK	20,330	2,565,426	2,496,892	(68,534)
Expiring 10/05/17	JPMorgan Chase	SEK	20,300	2,536,428	2,493,207	(43,221)
Expiring 10/05/17	JPMorgan Chase	SEK	20,275	2,527,166	2,490,137	(37,029)
Expiring 10/05/17	JPMorgan Chase	SEK	6,765	850,465	830,864	(19,601)
Expiring 10/05/17	JPMorgan Chase	SEK	1,601	195,705	196,632	927
Expiring 11/07/17	JPMorgan Chase	SEK	863,885	106,196,219	106,299,178	102,959
Expiring 11/07/17	JPMorgan Chase	SEK	203,305	24,943,553	25,016,240	72,687
Expiring 11/07/17	JPMorgan Chase	SEK	60,992	7,487,134	7,504,933	17,799
Expiring 11/07/17	JPMorgan Chase	SEK	20,135	2,475,347	2,477,568	2,221
Swiss Franc,
Expiring 10/05/17	JPMorgan Chase	CHF	10,798	11,138,274	11,155,419	17,145
Expiring 10/05/17	JPMorgan Chase	CHF	2,448	2,548,304	2,529,030	(19,274)
Expiring 10/05/17	JPMorgan Chase	CHF	2,448	2,551,659	2,529,031	(22,628)
Thai Baht,
Expiring 10/05/17	JPMorgan Chase	THB	197,100	5,938,178	5,910,435	(27,743)
Expiring 10/05/17	JPMorgan Chase	THB	130,105	3,904,958	3,901,457	(3,501)
Turkish Lira,
Expiring 10/05/17	Citigroup Global Markets	TRY	8,758	2,545,560	2,453,600	(91,960)
Expiring 10/05/17	Deutsche Bank AG	TRY	19,154	5,395,028	5,366,096	(28,932)
Expiring 10/05/17	JPMorgan Chase	TRY	58,276	16,425,723	16,326,334	(99,389)
Expiring 10/05/17	JPMorgan Chase	TRY	37,443	10,704,851	10,489,857	(214,994)
Expiring 10/05/17	JPMorgan Chase	TRY	8,840	2,528,746	2,476,573	(52,173)
Expiring 10/05/17	JPMorgan Chase	TRY	8,758	2,542,111	2,453,600	(88,511)
Expiring 10/05/17	JPMorgan Chase	TRY	8,758	2,546,024	2,453,601	(92,423)
Expiring 10/05/17	JPMorgan Chase	TRY	8,758	2,549,220	2,453,601	(95,619)
Expiring 11/07/17	Citigroup Global Markets	TRY	3,326	927,657	922,509	(5,148)
Expiring 11/07/17	JPMorgan Chase	TRY	8,840	2,439,341	2,451,886	12,545

				$2,498,486,791	$2,490,888,482	(7,598,309)

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts:
Australian Dollar,
Expiring 10/05/17	Bank of America	AUD	3,893	$3,071,655	$3,053,432	$18,223
Expiring 10/05/17	Citigroup Global Markets	AUD	5,403	4,235,904	4,237,784	(1,880)
Expiring 10/05/17	Deutsche Bank AG	AUD	1,305	1,031,374	1,023,562	7,812
Expiring 10/05/17	Deutsche Bank AG	AUD	1,255	989,348	984,345	5,003
Expiring 10/05/17	Deutsche Bank AG	AUD	646	506,458	506,683	(225)
Expiring 10/05/17	JPMorgan Chase	AUD	31,101	24,589,167	24,393,726	195,441
Expiring 10/05/17	JPMorgan Chase	AUD	28,545	22,379,080	22,388,955	(9,875)
Expiring 10/05/17	JPMorgan Chase	AUD	3,019	2,390,813	2,367,920	22,893
Expiring 10/05/17	JPMorgan Chase	AUD	2,569	2,051,719	2,014,967	36,752
Expiring 10/05/17	JPMorgan Chase	AUD	2,535	2,004,229	1,988,299	15,930
Expiring 10/05/17	JPMorgan Chase	AUD	1,601	1,282,177	1,255,727	26,450
Expiring 10/05/17	JPMorgan Chase	AUD	731	576,693	573,352	3,341
Expiring 10/05/17	JPMorgan Chase	AUD	675	537,691	529,429	8,262
Expiring 11/07/17	Bank of America	AUD	2,599	2,036,984	2,037,651	(667)
Expiring 11/07/17	JPMorgan Chase	AUD	31,101	24,373,542	24,383,605	(10,063)
Brazilian Real,
Expiring 10/03/17	Citigroup Global Markets	BRL	6,245	1,964,022	1,970,660	(6,638)
Expiring 10/03/17	Citigroup Global Markets	BRL	5,700	1,840,194	1,798,681	41,513
Expiring 10/03/17	Citigroup Global Markets	BRL	3,325	1,062,131	1,049,231	12,900

A1359

AST WELLINGTON MANAGEMENT GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Forward foreign currency exchange contracts outstanding at September 30, 2017 (continued):

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts (cont’d.):
Brazilian Real (cont’d.),
Expiring 10/03/17	Citigroup Global Markets	BRL	2,955	$932,765	$932,474	$291
Expiring 10/03/17	Deutsche Bank AG	BRL	6,095	1,914,620	1,923,326	(8,706)
Expiring 10/03/17	Deutsche Bank AG	BRL	1,425	456,394	449,670	6,724
Expiring 11/03/17	Citigroup Global Markets	BRL	3,595	1,121,755	1,129,405	(7,650)
Expiring 11/03/17	Citigroup Global Markets	BRL	2,640	829,537	829,383	154
British Pound,
Expiring 10/05/17	Bank of America	GBP	5,888	7,914,815	7,891,499	23,316
Expiring 10/05/17	Bank of America	GBP	2,362	3,044,101	3,165,713	(121,612)
Expiring 10/05/17	Citigroup Global Markets	GBP	25,418	34,006,588	34,066,933	(60,345)
Expiring 10/05/17	Citigroup Global Markets	GBP	7,851	10,517,867	10,522,444	(4,577)
Expiring 10/05/17	Citigroup Global Markets	GBP	934	1,266,045	1,251,810	14,235
Expiring 10/05/17	Deutsche Bank AG	GBP	7,851	10,435,518	10,522,445	(86,927)
Expiring 10/05/17	Deutsche Bank AG	GBP	7,842	10,423,547	10,510,382	(86,835)
Expiring 10/05/17	Deutsche Bank AG	GBP	3,925	5,190,004	5,260,552	(70,548)
Expiring 10/05/17	Deutsche Bank AG	GBP	3,921	5,184,715	5,255,192	(70,477)
Expiring 10/05/17	Deutsche Bank AG	GBP	3,738	5,080,955	5,009,922	71,033
Expiring 10/05/17	Deutsche Bank AG	GBP	980	1,294,898	1,313,462	(18,564)
Expiring 10/05/17	Deutsche Bank AG	GBP	934	1,260,674	1,251,810	8,864
Expiring 10/05/17	JPMorgan Chase	GBP	94,864	122,305,407	127,143,189	(4,837,782)
Expiring 10/05/17	JPMorgan Chase	GBP	5,888	7,924,718	7,891,498	33,220
Expiring 10/05/17	JPMorgan Chase	GBP	1,965	2,542,787	2,633,627	(90,840)
Expiring 10/05/17	JPMorgan Chase	GBP	1,965	2,539,833	2,633,626	(93,793)
Expiring 10/05/17	JPMorgan Chase	GBP	1,960	2,608,335	2,626,926	(18,591)
Expiring 10/05/17	JPMorgan Chase	GBP	1,960	2,589,199	2,626,925	(37,726)
Expiring 10/05/17	JPMorgan Chase	GBP	1,932	2,609,164	2,589,398	19,766
Expiring 10/05/17	JPMorgan Chase	GBP	1,868	2,523,821	2,503,620	20,201
Expiring 10/05/17	JPMorgan Chase	GBP	1,775	2,294,692	2,378,976	(84,284)
Expiring 10/05/17	JPMorgan Chase	GBP	1,525	1,966,138	2,043,908	(77,770)
Expiring 10/05/17	JPMorgan Chase	GBP	1,190	1,535,062	1,594,919	(59,857)
Expiring 10/05/17	JPMorgan Chase	GBP	345	461,222	462,393	(1,171)
Expiring 11/07/17	Bank of America	GBP	8,250	11,052,393	11,068,848	(16,455)
Expiring 11/07/17	Citigroup Global Markets	GBP	3,738	4,997,575	5,015,194	(17,619)
Expiring 11/07/17	Deutsche Bank AG	GBP	26,439	35,416,972	35,472,640	(55,668)
Expiring 11/07/17	Deutsche Bank AG	GBP	3,671	4,920,171	4,925,302	(5,131)
Expiring 11/07/17	JPMorgan Chase	GBP	77,662	104,041,449	104,197,441	(155,992)
Expiring 11/07/17	JPMorgan Chase	GBP	19,605	26,297,342	26,303,608	(6,266)
Expiring 11/07/17	JPMorgan Chase	GBP	5,882	7,894,868	7,891,754	3,114
Canadian Dollar,
Expiring 10/05/17	Citigroup Global Markets	CAD	6,209	4,980,447	4,976,359	4,088
Expiring 10/05/17	Citigroup Global Markets	CAD	4,755	3,843,691	3,811,015	32,676
Expiring 10/05/17	Citigroup Global Markets	CAD	1,822	1,459,019	1,460,288	(1,269)
Expiring 10/05/17	Citigroup Global Markets	CAD	1,591	1,277,115	1,275,148	1,967
Expiring 10/05/17	Deutsche Bank AG	CAD	5,765	4,623,559	4,620,505	3,054
Expiring 10/05/17	Deutsche Bank AG	CAD	2,760	2,202,028	2,212,072	(10,044)
Expiring 10/05/17	JPMorgan Chase	CAD	82,849	65,981,807	66,401,432	(419,625)
Expiring 10/05/17	JPMorgan Chase	CAD	6,305	5,140,841	5,053,302	87,539
Expiring 10/05/17	JPMorgan Chase	CAD	6,305	5,100,823	5,053,302	47,521
Expiring 10/05/17	JPMorgan Chase	CAD	1,590	1,307,114	1,274,345	32,769
Expiring 11/07/17	Citigroup Global Markets	CAD	1,822	1,461,863	1,460,604	1,259
Expiring 11/07/17	JPMorgan Chase	CAD	73,709	59,133,246	59,088,719	44,527
Expiring 11/07/17	JPMorgan Chase	CAD	1,374	1,100,906	1,101,465	(559)
Chilean Peso,
Expiring 10/05/17	Citigroup Global Markets	CLP	992,600	1,559,833	1,550,620	9,213
Expiring 10/05/17	Citigroup Global Markets	CLP	942,500	1,510,296	1,472,355	37,941
Expiring 10/05/17	Citigroup Global Markets	CLP	427,300	686,812	667,520	19,292
Expiring 10/05/17	Deutsche Bank AG	CLP	382,500	608,689	597,534	11,155
Expiring 10/05/17	JPMorgan Chase	CLP	285,600	458,501	446,159	12,342
Expiring 10/05/17	JPMorgan Chase	CLP	284,000	456,702	443,659	13,043

A1360

AST WELLINGTON MANAGEMENT GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Forward foreign currency exchange contracts outstanding at September 30, 2017 (continued):

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts (cont’d.):
Chilean Peso (cont’d.),
Expiring 11/07/17	Bank of America	CLP	384,300	$600,103	$599,917	$186
Expiring 11/07/17	Citigroup Global Markets	CLP	1,369,800	2,150,899	2,138,346	12,553
Chinese Renminbi,
Expiring 12/20/17	Citigroup Global Markets	CNH	4,559	692,855	682,473	10,382
Expiring 12/20/17	JPMorgan Chase	CNH	8,508	1,275,954	1,273,630	2,324
Expiring 12/20/17	JPMorgan Chase	CNH	8,010	1,196,683	1,199,080	(2,397)
Expiring 12/20/17	JPMorgan Chase	CNH	5,959	896,077	892,050	4,027
Expiring 12/20/17	JPMorgan Chase	CNH	5,959	895,848	892,050	3,798
Expiring 12/20/17	JPMorgan Chase	CNH	5,519	825,456	826,183	(727)
Colombian Peso,
Expiring 10/05/17	Bank of America	COP	3,136,800	1,069,121	1,067,297	1,824
Expiring 10/05/17	Bank of America	COP	2,296,200	776,137	781,283	(5,146)
Expiring 10/05/17	Citigroup Global Markets	COP	5,096,900	1,729,522	1,734,221	(4,699)
Expiring 10/05/17	Citigroup Global Markets	COP	2,035,300	693,045	692,511	534
Expiring 11/07/17	Bank of America	COP	1,811,100	614,714	613,659	1,055
Czech Koruna,
Expiring 10/05/17	Citigroup Global Markets	CZK	37,992	1,741,163	1,728,807	12,356
Expiring 10/05/17	Citigroup Global Markets	CZK	24,060	1,081,402	1,094,839	(13,437)
Expiring 11/07/17	Citigroup Global Markets	CZK	44,682	2,035,960	2,036,830	(870)
Danish Krone,
Expiring 10/05/17	Bank of America	DKK	31,678	5,070,930	5,033,028	37,902
Expiring 11/07/17	Bank of America	DKK	31,678	5,039,040	5,042,836	(3,796)
Euro,
Expiring 10/05/17	Bank of America	EUR	347,607	412,334,875	410,969,933	1,364,942
Expiring 10/05/17	Bank of America	EUR	3,434	4,126,277	4,059,961	66,316
Expiring 10/05/17	Citigroup Global Markets	EUR	63,575	75,121,808	75,163,658	(41,850)
Expiring 10/05/17	Citigroup Global Markets	EUR	4,245	5,047,798	5,018,793	29,005
Expiring 10/05/17	Citigroup Global Markets	EUR	2,420	2,873,564	2,861,126	12,438
Expiring 10/05/17	Citigroup Global Markets	EUR	2,227	2,667,993	2,632,945	35,048
Expiring 10/05/17	Citigroup Global Markets	EUR	2,100	2,499,420	2,482,795	16,625
Expiring 10/05/17	Citigroup Global Markets	EUR	1,715	2,039,598	2,027,616	11,982
Expiring 10/05/17	Citigroup Global Markets	EUR	1,070	1,280,245	1,265,043	15,202
Expiring 10/05/17	Citigroup Global Markets	EUR	1,070	1,277,484	1,265,043	12,441
Expiring 10/05/17	Citigroup Global Markets	EUR	745	897,161	880,801	16,360
Expiring 10/05/17	Deutsche Bank AG	EUR	11,186	13,219,950	13,225,020	(5,070)
Expiring 10/05/17	Deutsche Bank AG	EUR	8,865	10,708,592	10,480,941	227,651
Expiring 10/05/17	Deutsche Bank AG	EUR	8,408	10,039,110	9,940,637	98,473
Expiring 10/05/17	Deutsche Bank AG	EUR	2,736	3,248,759	3,234,727	14,032
Expiring 10/05/17	Deutsche Bank AG	EUR	2,143	2,570,154	2,533,633	36,521
Expiring 10/05/17	Deutsche Bank AG	EUR	1,070	1,275,864	1,265,043	10,821
Expiring 10/05/17	Deutsche Bank AG	EUR	1,070	1,273,406	1,265,043	8,363
Expiring 10/05/17	Deutsche Bank AG	EUR	987	1,165,144	1,166,914	(1,770)
Expiring 10/05/17	Deutsche Bank AG	EUR	638	759,921	754,297	5,624
Expiring 10/05/17	Deutsche Bank AG	EUR	425	507,574	502,470	5,104
Expiring 10/05/17	JPMorgan Chase	EUR	21,423	25,737,550	25,328,054	409,496
Expiring 10/05/17	JPMorgan Chase	EUR	12,000	14,318,375	14,187,398	130,977
Expiring 10/05/17	JPMorgan Chase	EUR	10,718	12,863,014	12,671,711	191,303
Expiring 10/05/17	JPMorgan Chase	EUR	10,718	12,853,047	12,671,712	181,335
Expiring 10/05/17	JPMorgan Chase	EUR	10,715	12,763,644	12,668,165	95,479
Expiring 10/05/17	JPMorgan Chase	EUR	10,700	12,881,933	12,650,431	231,502
Expiring 10/05/17	JPMorgan Chase	EUR	10,493	12,403,271	12,405,698	(2,427)
Expiring 10/05/17	JPMorgan Chase	EUR	9,429	11,307,949	11,147,749	160,200
Expiring 10/05/17	JPMorgan Chase	EUR	6,925	8,251,511	8,187,311	64,200
Expiring 10/05/17	JPMorgan Chase	EUR	6,431	7,684,981	7,603,264	81,717
Expiring 10/05/17	JPMorgan Chase	EUR	6,296	7,429,910	7,443,656	(13,746)
Expiring 10/05/17	JPMorgan Chase	EUR	4,197	4,959,276	4,962,043	(2,767)
Expiring 10/05/17	JPMorgan Chase	EUR	3,568	4,271,949	4,218,387	53,562
Expiring 10/05/17	JPMorgan Chase	EUR	3,428	4,101,571	4,052,867	48,704

A1361

AST WELLINGTON MANAGEMENT GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Forward foreign currency exchange contracts outstanding at September 30, 2017 (continued):

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts (cont’d.):
Euro (cont’d.),
Expiring 10/05/17	JPMorgan Chase	EUR	3,334	$3,975,822	$3,941,733	$34,089
Expiring 10/05/17	JPMorgan Chase	EUR	3,180	3,786,617	3,759,661	26,956
Expiring 10/05/17	JPMorgan Chase	EUR	2,143	2,549,956	2,533,633	16,323
Expiring 10/05/17	JPMorgan Chase	EUR	2,143	2,549,951	2,533,633	16,318
Expiring 10/05/17	JPMorgan Chase	EUR	2,141	2,560,859	2,531,269	29,590
Expiring 10/05/17	JPMorgan Chase	EUR	2,125	2,507,610	2,512,351	(4,741)
Expiring 10/05/17	JPMorgan Chase	EUR	2,115	2,525,714	2,500,529	25,185
Expiring 10/05/17	JPMorgan Chase	EUR	2,114	2,536,058	2,499,347	36,711
Expiring 10/05/17	JPMorgan Chase	EUR	2,114	2,535,223	2,499,347	35,876
Expiring 10/05/17	JPMorgan Chase	EUR	2,099	2,501,162	2,481,612	19,550
Expiring 10/05/17	JPMorgan Chase	EUR	2,099	2,470,811	2,481,613	(10,802)
Expiring 10/05/17	JPMorgan Chase	EUR	2,000	2,401,880	2,364,567	37,313
Expiring 10/05/17	JPMorgan Chase	EUR	1,705	2,019,718	2,015,793	3,925
Expiring 10/05/17	JPMorgan Chase	EUR	1,595	1,904,717	1,885,742	18,975
Expiring 10/05/17	JPMorgan Chase	EUR	1,247	1,474,129	1,474,308	(179)
Expiring 10/05/17	JPMorgan Chase	EUR	1,003	1,204,610	1,185,830	18,780
Expiring 10/05/17	JPMorgan Chase	EUR	504	600,865	595,870	4,995
Expiring 10/05/17	JPMorgan Chase	EUR	200	238,958	236,457	2,501
Expiring 10/05/17	JPMorgan Chase	EUR	168	197,312	198,624	(1,312)
Expiring 11/07/17	Bank of America	EUR	340,247	402,792,927	402,996,448	(203,521)
Expiring 11/07/17	Citigroup Global Markets	EUR	865	1,023,905	1,024,526	(621)
Expiring 11/07/17	Deutsche Bank AG	EUR	16,345	19,350,681	19,359,397	(8,716)
Expiring 11/07/17	JPMorgan Chase	EUR	87,467	103,575,803	103,597,946	(22,143)
Expiring 11/07/17	JPMorgan Chase	EUR	1,175	1,390,255	1,391,697	(1,442)
Expiring 11/07/17	JPMorgan Chase	EUR	1,114	1,311,973	1,319,447	(7,474)
Hungarian Forint,
Expiring 10/05/17	Bank of America	HUF	126,050	497,199	478,076	19,123
Expiring 10/05/17	JPMorgan Chase	HUF	216,100	837,352	819,613	17,739
Expiring 10/05/17	JPMorgan Chase	HUF	199,700	777,419	757,412	20,007
Expiring 10/05/17	JPMorgan Chase	HUF	179,700	681,660	681,557	103
Expiring 10/05/17	JPMorgan Chase	HUF	126,050	496,925	478,076	18,849
Expiring 11/07/17	Bank of America	HUF	126,050	479,996	478,759	1,237
Expiring 11/07/17	JPMorgan Chase	HUF	50,750	193,343	192,758	585
Indian Rupee,
Expiring 10/05/17	Citigroup Global Markets	INR	127,160	1,957,512	1,945,145	12,367
Expiring 10/05/17	Citigroup Global Markets	INR	48,908	752,662	748,137	4,525
Expiring 10/05/17	Citigroup Global Markets	INR	48,908	752,662	748,137	4,525
Expiring 10/05/17	Citigroup Global Markets	INR	29,480	457,449	450,951	6,498
Expiring 10/05/17	Citigroup Global Markets	INR	19,563	301,340	299,252	2,088
Expiring 10/05/17	Deutsche Bank AG	INR	69,200	1,051,472	1,058,541	(7,069)
Expiring 10/05/17	JPMorgan Chase	INR	314,890	4,821,467	4,816,821	4,646
Expiring 10/05/17	JPMorgan Chase	INR	87,410	1,358,036	1,337,096	20,940
Expiring 10/05/17	JPMorgan Chase	INR	58,730	900,629	898,383	2,246
Expiring 11/07/17	JPMorgan Chase	INR	455,009	6,935,056	6,931,200	3,856
Indonesian Rupiah,
Expiring 10/05/17	Deutsche Bank AG	IDR	11,662,000	869,131	865,384	3,747
Expiring 10/05/17	Deutsche Bank AG	IDR	10,110,000	749,861	750,217	(356)
Expiring 10/05/17	Deutsche Bank AG	IDR	7,055,000	527,201	523,520	3,681
Expiring 10/05/17	Deutsche Bank AG	IDR	7,055,000	527,201	523,520	3,681
Expiring 10/05/17	JPMorgan Chase	IDR	13,677,000	1,017,180	1,014,908	2,272
Expiring 10/05/17	JPMorgan Chase	IDR	13,073,000	981,456	970,087	11,369
Expiring 11/07/17	JPMorgan Chase	IDR	35,882,000	2,660,685	2,654,858	5,827
Israeli Shekel,
Expiring 10/06/17	Citigroup Global Markets	ILS	3,520	1,000,154	996,053	4,101
Expiring 10/06/17	Citigroup Global Markets	ILS	1,620	459,683	458,411	1,272
Expiring 10/06/17	JPMorgan Chase	ILS	10,316	2,870,854	2,919,114	(48,260)
Expiring 11/07/17	JPMorgan Chase	ILS	4,576	1,299,671	1,296,352	3,319

A1362

AST WELLINGTON MANAGEMENT GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Forward foreign currency exchange contracts outstanding at September 30, 2017 (continued):

			Notional	Value at		Unrealized
			Amount	Settlement	Current	Appreciation
Sale Contracts	Counterparty		(000)	Date	Value	(Depreciation)
OTC forward foreign currency exchange contracts (cont’d.):
Japanese Yen,
Expiring 10/05/17	Bank of America	JPY	558,500	$ 5,062,041	$ 4,964,846	$ 97,195
Expiring 10/05/17	Bank of America	JPY	280,700	2,515,702	2,495,313	20,389
Expiring 10/05/17	Citigroup Global Markets	JPY	335,759	3,043,597	2,984,765	58,832
Expiring 10/05/17	Citigroup Global Markets	JPY	224,200	2,035,578	1,993,050	42,528
Expiring 10/05/17	Citigroup Global Markets	JPY	224,200	2,028,919	1,993,050	35,869
Expiring 10/05/17	Citigroup Global Markets	JPY	59,200	532,135	526,265	5,870
Expiring 10/05/17	Deutsche Bank AG	JPY	560,900	5,010,420	4,986,180	24,240
Expiring 10/05/17	Deutsche Bank AG	JPY	556,080	4,965,071	4,943,332	21,739
Expiring 10/05/17	Deutsche Bank AG	JPY	64,720	575,960	575,336	624
Expiring 10/05/17	JPMorgan Chase	JPY	38,036,045	345,004,274	338,125,468	6,878,806
Expiring 10/05/17	JPMorgan Chase	JPY	205,400	1,914,525	1,825,925	88,600
Expiring 10/05/17	JPMorgan Chase	JPY	160,373	1,427,695	1,425,653	2,042
Expiring 10/05/17	JPMorgan Chase	JPY	111,050	1,032,954	987,191	45,763
Expiring 10/05/17	JPMorgan Chase	JPY	111,050	1,031,831	987,191	44,640
Expiring 10/05/17	JPMorgan Chase	JPY	111,050	1,023,003	987,191	35,812
Expiring 10/05/17	JPMorgan Chase	JPY	111,050	1,016,455	987,190	29,265
Expiring 11/07/17	Bank of America	JPY	839,200	7,479,014	7,471,984	7,030
Expiring 11/07/17	Citigroup Global Markets	JPY	780,659	6,958,737	6,950,752	7,985
Expiring 11/07/17	Citigroup Global Markets	JPY	153,078	1,363,036	1,362,960	76
Expiring 11/07/17	JPMorgan Chase	JPY	38,036,045	339,100,408	338,661,501	438,907
Expiring 11/07/17	JPMorgan Chase	JPY	560,900	4,980,642	4,994,085	(13,443)
Expiring 11/07/17	JPMorgan Chase	JPY	283,300	2,521,921	2,522,418	(497)
Mexican Peso,
Expiring 10/05/17	Citigroup Global Markets	MXN	188,941	10,419,133	10,365,109	54,024
Expiring 10/05/17	Citigroup Global Markets	MXN	97,800	5,434,541	5,365,207	69,334
Expiring 10/05/17	Citigroup Global Markets	MXN	8,120	450,735	445,454	5,281
Expiring 10/05/17	JPMorgan Chase	MXN	473,776	26,401,413	25,990,863	410,550
Expiring 10/05/17	JPMorgan Chase	MXN	9,410	531,123	516,222	14,901
Expiring 10/05/17	JPMorgan Chase	MXN	8,100	455,599	444,358	11,241
Expiring 11/07/17	JPMorgan Chase	MXN	443,163	24,306,745	24,176,811	129,934
New Taiwanese Dollar,
Expiring 10/05/17	Deutsche Bank AG	TWD	67,160	2,208,484	2,215,405	(6,921)
Expiring 10/05/17	Deutsche Bank AG	TWD	55,770	1,854,981	1,839,683	15,298
Expiring 10/05/17	Deutsche Bank AG	TWD	54,820	1,819,570	1,808,346	11,224
Expiring 10/05/17	Deutsche Bank AG	TWD	50,220	1,659,068	1,656,605	2,463
Expiring 10/05/17	JPMorgan Chase	TWD	29,645	980,746	977,899	2,847
Expiring 10/05/17	JPMorgan Chase	TWD	7,230	240,479	238,496	1,983
Expiring 11/07/17	Deutsche Bank AG	TWD	160,810	5,295,027	5,313,310	(18,283)
New Zealand Dollar,
Expiring 10/05/17	Bank of America	NZD	3,995	2,889,484	2,885,231	4,253
Expiring 10/05/17	Citigroup Global Markets	NZD	9,934	7,087,720	7,174,438	(86,718)
Expiring 10/05/17	Citigroup Global Markets	NZD	3,475	2,519,206	2,509,681	9,525
Expiring 10/05/17	Citigroup Global Markets	NZD	2,825	2,013,907	2,040,244	(26,337)
Expiring 10/05/17	Citigroup Global Markets	NZD	1,380	994,235	996,651	(2,416)
Expiring 10/05/17	Deutsche Bank AG	NZD	3,506	2,547,684	2,532,070	15,614
Expiring 10/05/17	JPMorgan Chase	NZD	30,026	21,477,958	21,685,091	(207,133)
Expiring 10/05/17	JPMorgan Chase	NZD	7,370	5,353,376	5,322,691	30,685
Expiring 10/05/17	JPMorgan Chase	NZD	7,068	5,219,471	5,104,584	114,887
Expiring 10/05/17	JPMorgan Chase	NZD	7,068	5,187,028	5,104,583	82,445
Expiring 10/05/17	JPMorgan Chase	NZD	3,506	2,560,958	2,532,070	28,888
Expiring 10/05/17	JPMorgan Chase	NZD	3,406	2,495,334	2,459,848	35,486
Expiring 10/05/17	JPMorgan Chase	NZD	2,967	2,168,936	2,142,798	26,138
Expiring 10/05/17	JPMorgan Chase	NZD	2,793	2,022,414	2,017,134	5,280
Expiring 10/05/17	JPMorgan Chase	NZD	1,000	726,903	722,209	4,694
Expiring 10/05/17	JPMorgan Chase	NZD	735	535,644	530,825	4,819
Expiring 10/05/17	JPMorgan Chase	NZD	566	412,439	408,772	3,667
Expiring 11/07/17	Citigroup Global Markets	NZD	13,954	10,084,347	10,070,971	13,376
Expiring 11/07/17	Deutsche Bank AG	NZD	1,740	1,257,655	1,255,804	1,851

A1363

AST WELLINGTON MANAGEMENT GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Forward foreign currency exchange contracts outstanding at September 30, 2017 (continued):

			Notional	Value at		Unrealized
			Amount	Settlement	Current	Appreciation
Sale Contracts	Counterparty		(000)	Date	Value	(Depreciation)
OTC forward foreign currency exchange contracts (cont’d.):
New Zealand Dollar (cont’d.),
Expiring 11/07/17	JPMorgan Chase	NZD	55,986	$ 40,465,560	$ 40,406,577	$ 58,983
Expiring 11/07/17	JPMorgan Chase	NZD	3,485	2,516,762	2,515,216	1,546
Norwegian Krone,
Expiring 10/05/17	Citigroup Global Markets	NOK	18,860	2,369,903	2,368,331	1,572
Expiring 10/05/17	Citigroup Global Markets	NOK	5,330	684,246	669,311	14,935
Expiring 10/05/17	Citigroup Global Markets	NOK	4,800	614,875	602,757	12,118
Expiring 10/05/17	Deutsche Bank AG	NOK	26,427	3,319,499	3,318,553	946
Expiring 10/05/17	Deutsche Bank AG	NOK	13,083	1,674,501	1,642,889	31,612
Expiring 10/05/17	JPMorgan Chase	NOK	227,951	28,633,103	28,624,794	8,309
Expiring 10/05/17	JPMorgan Chase	NOK	43,254	5,532,482	5,431,592	100,890
Expiring 10/05/17	JPMorgan Chase	NOK	19,755	2,504,907	2,480,721	24,186
Expiring 10/05/17	JPMorgan Chase	NOK	6,661	854,632	836,451	18,181
Expiring 11/07/17	JPMorgan Chase	NOK	43,254	5,437,403	5,435,555	1,848
Expiring 11/07/17	JPMorgan Chase	NOK	19,823	2,493,165	2,491,077	2,088
Peruvian Nuevo Sol,
Expiring 10/05/17	Citigroup Global Markets	PEN	7,685	2,361,709	2,353,752	7,957
Expiring 10/05/17	Citigroup Global Markets	PEN	1,723	527,137	527,718	(581)
Expiring 10/05/17	Citigroup Global Markets	PEN	1,722	525,802	527,412	(1,610)
Expiring 10/05/17	Deutsche Bank AG	PEN	2,215	681,119	678,407	2,712
Expiring 10/05/17	Deutsche Bank AG	PEN	1,360	414,761	416,539	(1,778)
Expiring 10/05/17	Deutsche Bank AG	PEN	1,360	414,761	416,539	(1,778)
Expiring 10/05/17	JPMorgan Chase	PEN	1,715	527,855	525,268	2,587
Expiring 11/07/17	Citigroup Global Markets	PEN	8,380	2,571,183	2,563,553	7,630
Polish Zloty,
Expiring 10/05/17	Bank of America	PLN	9,072	2,564,429	2,486,144	78,285
Expiring 10/05/17	Citigroup Global Markets	PLN	9,113	2,505,799	2,497,380	8,419
Expiring 10/05/17	Citigroup Global Markets	PLN	9,072	2,567,688	2,486,145	81,543
Expiring 10/05/17	Deutsche Bank AG	PLN	1,910	525,489	523,428	2,061
Expiring 10/05/17	JPMorgan Chase	PLN	58,180	16,003,807	15,943,989	59,818
Expiring 10/05/17	JPMorgan Chase	PLN	31,284	8,708,069	8,573,251	134,818
Expiring 11/07/17	Bank of America	PLN	9,072	2,492,773	2,486,086	6,687
Expiring 11/07/17	Citigroup Global Markets	PLN	2,485	681,503	680,988	515
Expiring 11/07/17	Deutsche Bank AG	PLN	1,910	524,923	523,415	1,508
Expiring 11/07/17	JPMorgan Chase	PLN	27,709	7,622,079	7,593,360	28,719
Russian Ruble,
Expiring 10/05/17	Citigroup Global Markets	RUB	39,520	682,910	685,861	(2,951)
Expiring 10/05/17	Deutsche Bank AG	RUB	61,030	1,055,426	1,059,163	(3,737)
Expiring 10/05/17	JPMorgan Chase	RUB	178,701	3,103,256	3,101,317	1,939
Expiring 10/05/17	JPMorgan Chase	RUB	102,223	1,739,552	1,774,058	(34,506)
Expiring 10/05/17	JPMorgan Chase	RUB	9,431	161,956	163,673	(1,717)
Expiring 11/07/17	JPMorgan Chase	RUB	142,810	2,466,196	2,464,013	2,183
Singapore Dollar,
Expiring 10/05/17	Deutsche Bank AG	SGD	1,230	916,020	906,844	9,176
Expiring 10/05/17	JPMorgan Chase	SGD	2,387	1,755,851	1,759,868	(4,017)
Expiring 10/05/17	JPMorgan Chase	SGD	1,230	904,079	906,844	(2,765)
Expiring 11/07/17	Deutsche Bank AG	SGD	1,230	906,866	907,191	(325)
Expiring 11/07/17	JPMorgan Chase	SGD	3,032	2,235,317	2,236,262	(945)
South African Rand,
Expiring 10/05/17	Bank of America	ZAR	27,892	2,071,142	2,058,088	13,054
Expiring 10/05/17	Citigroup Global Markets	ZAR	5,900	456,649	435,348	21,301
Expiring 10/05/17	Deutsche Bank AG	ZAR	41,570	3,088,163	3,067,356	20,807
Expiring 10/05/17	Deutsche Bank AG	ZAR	11,140	819,946	821,995	(2,049)
Expiring 10/05/17	Deutsche Bank AG	ZAR	6,990	527,494	515,776	11,718
Expiring 10/05/17	JPMorgan Chase	ZAR	110,394	8,415,620	8,145,722	269,898
Expiring 10/05/17	JPMorgan Chase	ZAR	65,835	5,070,901	4,857,815	213,086
Expiring 10/05/17	JPMorgan Chase	ZAR	9,930	754,662	732,712	21,950
Expiring 10/05/17	JPMorgan Chase	ZAR	5,950	454,679	439,037	15,642
Expiring 11/07/17	Citigroup Global Markets	ZAR	11,450	841,864	840,245	1,619

A1364

AST WELLINGTON MANAGEMENT GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Forward foreign currency exchange contracts outstanding at September 30, 2017 (continued):

			Notional	Value at		Unrealized
			Amount	Settlement	Current	Appreciation
Sale Contracts	Counterparty		(000)	Date	Value	(Depreciation)
OTC forward foreign currency exchange contracts (cont’d.):
South African Rand (cont’d.),
Expiring 11/07/17	Citigroup Global Markets	ZAR	5,900	$ 436,134	$ 432,965	$ 3,169
Expiring 11/07/17	JPMorgan Chase	ZAR	112,176	8,286,867	8,231,908	54,959
South Korean Won,
Expiring 10/10/17	Bank of America	KRW	16,414,844	14,565,725	14,333,792	231,933
Expiring 10/10/17	Bank of America	KRW	1,391,100	1,216,528	1,214,738	1,790
Expiring 10/10/17	Bank of America	KRW	1,040,130	920,306	908,264	12,042
Expiring 10/10/17	Bank of America	KRW	1,009,300	880,178	881,342	(1,164)
Expiring 10/10/17	Deutsche Bank AG	KRW	1,713,220	1,496,916	1,496,021	895
Expiring 10/10/17	Deutsche Bank AG	KRW	687,180	607,143	600,060	7,083
Expiring 10/10/17	JPMorgan Chase	KRW	1,391,100	1,213,133	1,214,738	(1,605)
Expiring 10/10/17	JPMorgan Chase	KRW	599,370	527,243	523,383	3,860
Expiring 11/07/17	Bank of America	KRW	19,583,464	17,126,197	17,106,749	19,448
Swedish Krona,
Expiring 10/05/17	Citigroup Global Markets	SEK	121,633	15,281,372	14,938,735	342,637
Expiring 10/05/17	Citigroup Global Markets	SEK	81,062	10,187,213	9,955,882	231,331
Expiring 10/05/17	Citigroup Global Markets	SEK	16,604	2,090,441	2,039,271	51,170
Expiring 10/05/17	Citigroup Global Markets	SEK	7,020	883,379	862,183	21,196
Expiring 10/05/17	Deutsche Bank AG	SEK	20,298	2,550,314	2,492,962	57,352
Expiring 10/05/17	Deutsche Bank AG	SEK	17,436	2,181,658	2,141,456	40,202
Expiring 10/05/17	Deutsche Bank AG	SEK	12,976	1,636,188	1,593,688	42,500
Expiring 10/05/17	Deutsche Bank AG	SEK	10,220	1,284,508	1,255,201	29,307
Expiring 10/05/17	Deutsche Bank AG	SEK	7,299	916,262	896,450	19,812
Expiring 10/05/17	Deutsche Bank AG	SEK	2,839	354,834	348,680	6,154
Expiring 10/05/17	JPMorgan Chase	SEK	863,885	105,998,159	106,100,727	(102,568)
Expiring 10/05/17	JPMorgan Chase	SEK	58,010	7,262,931	7,124,679	138,252
Expiring 10/05/17	JPMorgan Chase	SEK	20,330	2,563,781	2,496,892	66,889
Expiring 10/05/17	JPMorgan Chase	SEK	20,330	2,559,136	2,496,892	62,244
Expiring 10/05/17	JPMorgan Chase	SEK	20,070	2,493,902	2,464,960	28,942
Expiring 11/07/17	Citigroup Global Markets	SEK	226,319	27,834,657	27,848,063	(13,406)
Expiring 11/07/17	Deutsche Bank AG	SEK	37,449	4,604,003	4,608,019	(4,016)
Expiring 11/07/17	JPMorgan Chase	SEK	49,230	6,051,778	6,057,645	(5,867)
Expiring 11/07/17	JPMorgan Chase	SEK	20,135	2,483,429	2,477,568	5,861
Swiss Franc,
Expiring 10/05/17	Citigroup Global Markets	CHF	2,448	2,598,823	2,529,030	69,793
Expiring 10/05/17	Citigroup Global Markets	CHF	1,713	1,814,997	1,769,701	45,296
Expiring 10/05/17	Citigroup Global Markets	CHF	735	777,086	759,329	17,757
Expiring 10/05/17	JPMorgan Chase	CHF	10,798	11,200,513	11,155,420	45,093
Expiring 11/07/17	JPMorgan Chase	CHF	10,798	11,160,954	11,179,955	(19,001)
Thai Baht,
Expiring 10/05/17	Bank of America	THB	30,380	917,271	911,005	6,266
Expiring 10/05/17	Citigroup Global Markets	THB	4,110	123,035	123,246	(211)
Expiring 10/05/17	JPMorgan Chase	THB	130,105	3,919,770	3,901,457	18,313
Expiring 10/05/17	JPMorgan Chase	THB	70,120	2,110,046	2,102,687	7,359
Expiring 10/05/17	JPMorgan Chase	THB	65,220	1,954,538	1,955,751	(1,213)
Expiring 10/05/17	JPMorgan Chase	THB	27,270	824,106	817,745	6,361
Expiring 11/07/17	JPMorgan Chase	THB	130,105	3,899,107	3,902,803	(3,696)
Expiring 11/07/17	JPMorgan Chase	THB	42,700	1,276,494	1,280,886	(4,392)
Turkish Lira,
Expiring 10/05/17	Citigroup Global Markets	TRY	5,300	1,509,732	1,484,823	24,909
Expiring 10/05/17	Citigroup Global Markets	TRY	3,326	936,600	931,797	4,803
Expiring 10/05/17	Citigroup Global Markets	TRY	132	37,617	36,980	637
Expiring 10/05/17	Deutsche Bank AG	TRY	8,840	2,507,009	2,476,573	30,436
Expiring 10/05/17	Deutsche Bank AG	TRY	8,739	2,528,175	2,448,278	79,897
Expiring 10/05/17	Deutsche Bank AG	TRY	1,575	455,052	441,245	13,807
Expiring 10/05/17	JPMorgan Chase	TRY	63,804	18,241,389	17,875,033	366,356
Expiring 10/05/17	JPMorgan Chase	TRY	8,840	2,524,350	2,476,574	47,776
Expiring 10/05/17	JPMorgan Chase	TRY	8,840	2,507,804	2,476,574	31,230
Expiring 10/05/17	JPMorgan Chase	TRY	8,840	2,494,821	2,476,573	18,248

A1365

AST WELLINGTON MANAGEMENT GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Forward foreign currency exchange contracts outstanding at September 30, 2017 (continued):

			Notional	Value at		Unrealized
			Amount	Settlement	Current	Appreciation
Sale Contracts	Counterparty		(000)	Date	Value	(Depreciation)
OTC forward foreign currency exchange contracts (cont’d.):
Turkish Lira (cont’d.),
Expiring 10/05/17	JPMorgan Chase	TRY	8,739	$2,512,031	$2,448,277	$63,754
Expiring 10/05/17	JPMorgan Chase	TRY	8,739	2,497,126	2,448,278	48,848
Expiring 10/05/17	JPMorgan Chase	TRY	7,073	2,037,141	1,981,538	55,603
Expiring 10/05/17	JPMorgan Chase	TRY	6,473	1,841,172	1,813,446	27,726
Expiring 10/05/17	JPMorgan Chase	TRY	4,743	1,333,455	1,328,777	4,678
Expiring 10/05/17	JPMorgan Chase	TRY	4,742	1,332,678	1,328,497	4,181
Expiring 11/07/17	Citigroup Global Markets	TRY	8,840	2,457,330	2,451,886	5,444
Expiring 11/07/17	Deutsche Bank AG	TRY	19,154	5,343,244	5,312,605	30,639
Expiring 11/07/17	JPMorgan Chase	TRY	58,276	16,266,172	16,163,588	102,584

				$3,494,983,465	$3,484,394,034	10,589,431

						$2,991,122

Credit default swap agreements outstanding at September 30, 2017:

					Upfront
			Notional		Premiums	Unrealized
	Termination	Fixed	Amount	Fair	Paid	Appreciation
Reference Entity/Obligation	Date	Rate	(000)#(3)	Value(4)	(Received)	(Depreciation)	Counterparty
OTC credit default swaps on credit indices – Buy Protection(1):
CMBX.NA.8.AAA	10/17/57	0.500%(M)	$1,605	$(5,929)	$14,318	$(20,247)	Morgan Stanley
CMBX.NA.9.AAA	09/17/58	0.500%(M)	1,645	2,256	36,057	(33,801)	Morgan Stanley
CMBX.NA.AAA.8	10/17/57	0.500%(M)	620	(2,290)	1,072	(3,362)	Morgan Stanley
CMBX.NA.AAA.8	10/17/57	0.500%(M)	525	(1,939)	631	(2,570)	Morgan Stanley
CMBX.NA.AAA.9	09/17/58	0.500%(M)	595	816	4,812	(3,996)	Morgan Stanley
CMBX.NA.AAA.9	09/17/58	0.500%(M)	525	720	4,030	(3,310)	Morgan Stanley

				$(6,366)	$60,920	$(67,286)

					Upfront
			Notional		Premiums	Unrealized
	Termination	Fixed	Amount	Fair	Paid	Appreciation
Reference Entity/Obligation	Date	Rate	(000)#(3)	Value(4)	(Received)	(Depreciation)	Counterparty
OTC credit default swaps on credit indices – Sell Protection(2):
CMBX NA BBB.6	05/11/63	3.000%(M)	2,475	$(373,841)	$(316,972)	$(56,869)	Morgan Stanley
CMBX NA BBB.6	05/11/63	3.000%(M)	950	(143,494)	(121,666)	(21,828)	Morgan Stanley

				$(517,335)	$(438,638)	$(78,697)

The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

A1366

AST WELLINGTON MANAGEMENT GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

(4)	The fair value of credit default swap agreements on credit indices and asset-backed securities serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, when compared to the notional amount of the swap, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of the reporting date serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Interest rate swap agreements outstanding at September 30, 2017:

	Notional					Value at	Unrealized
	Amount	Termination	Fixed	Floating	Value at	September 30,	Appreciation
	(000)#	Date	Rate	Rate	Trade Date	2017	(Depreciation)
Centrally cleared swap agreements:
CAD	130,725	12/18/21	2.250%(S)	3 Month	$(112,257)	$(56,536)	$55,721
				CDOR(2)(S)
CAD	34,455	09/20/27	2.170%(S)	3 Month	(30,289)	(558,767)	(528,478)
				CDOR(2)(S)
PLN	474,250	12/19/19	2.000%(T)	6 Month	109,085	200,441	91,356
				WIBOR(1)(Q)
PLN	146,820	12/20/22	2.325%(A)	6 Month	—	341,819	341,819
				WIBOR(1)(S)
PLN	38,705	12/20/22	2.280%(A)	6 Month	—	112,321	112,321
				WIBOR(1)(S)
SEK	100,370	12/20/22	0.540%(A)	3 Month	4,948	2,810	(2,138)
				STIBOR(1)(Q)
	31,878	11/30/21	1.816%(S)	3 Month	25,845	(154,974)	(180,819)
				LIBOR(2)(S)
	13,595	02/15/46	2.433%(S)	3 Month	4,464	257,910	253,446
				LIBOR(1)(Q)
	10,200	02/15/46	2.515%(S)	3 Month	—	12,717	12,717
				LIBOR(1)(Q)

					$1,796	$157,741	$155,945

						Upfront
	Notional					Premiums	Unrealized
	Amount	Termination	Fixed	Floating	Fair	Paid	Appreciation
	(000)#	Date	Rate	Rate	Value	(Received)	(Depreciation)	Counterparty
OTC swap agreements:
HKD	12,400	06/16/21	2.360%(Q)	3 Month	$ 124	$ —	$ 124	Goldman Sachs & Co.
				HIBOR(1)(Q)
HKD	12,400	06/16/26	2.378%(Q)	3 Month	(1,140)	—	(1,140)	JPMorgan Chase
				HIBOR(1)(Q)
HKD	12,400	06/16/26	2.365%(Q)	3 Month	(237)	—	(237)	Morgan Stanley
				HIBOR(1)(Q)
HKD	12,400	06/16/26	2.355%(Q)	3 Month	485	—	485	Goldman Sachs & Co.
				HIBOR(1)(Q)
HKD	9,050	06/16/26	2.240%(Q)	3 Month	6,416	3,044	3,372	Goldman Sachs & Co.
				HIBOR(1)(Q)
HKD	9,045	06/16/26	2.340%(Q)	3 Month	6,412	6,572	(160)	Goldman Sachs & Co.
				HIBOR(1)(Q)
HKD	7,215	06/16/26	2.240%(Q)	3 Month	5,115	2,283	2,832	JPMorgan Chase
				HIBOR(1)(Q)
KRW	9,025,315	03/21/28	1.945%(Q)	3 Month	102,955	17,074	85,881	Deutsche Bank AG
				KWCDC(1)(Q)
KRW	8,974,010	03/21/28	1.945%(Q)	3 Month	102,370	78,585	23,785	Deutsche Bank AG
				KWCDC(1)(Q)

A1367

AST WELLINGTON MANAGEMENT GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Interest rate swap agreements outstanding at September 30, 2017 (continued):

						Upfront
	Notional					Premiums	Unrealized
	Amount	Termination	Fixed	Floating	Fair	Paid	Appreciation
	(000)#	Date	Rate	Rate	Value	(Received)	(Depreciation)	Counterparty
OTC swap agreements (cont’d.):
KRW	6,876,790	03/21/28	1.945%(Q)	3 Month	$78,446	$ 59,585	$18,861	JPMorgan Chase
				KWCDC(1)(Q)
KRW	6,769,310	03/21/28	1.945%(Q)	3 Month	77,220	12,844	64,376	JPMorgan Chase
				KWCDC(1)(Q)

					$378,166	$ 179,987	$198,179

A security with a market value of $3,756,167 has been segregated with Morgan Stanley to cover requirements for open centrally cleared swap contracts at September 30, 2017.

(1) The Portfolio pays the fixed rate and receives the floating rate.

(2) The Portfolio pays the floating rate and receives the fixed rate.

A1368

AST WELLINGTON MANAGEMENT GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other     observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2017 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities
Automobiles	$—	$ 9,046,781	$—
Equipment	—	1,108,487	—
Commercial Mortgage-Backed Securities	—	27,387,230	—
Corporate Bonds
Belgium	—	4,173,016	—
Bermuda	—	815,028	—
Canada	—	12,912,013	—
Denmark	—	8,252,711	—
France	—	43,873,004	—
Germany	—	47,776,963	—
Hong Kong	—	2,617,339	—
Ireland	—	7,807,020	—
Italy	—	25,072,053	—
Mexico	—	3,276,956	—
Netherlands	—	17,563,828	—
Spain	—	17,857,125	—
Sweden	—	7,145,159	—
Switzerland	—	12,342,315	—
United Kingdom	—	45,196,509	—
United States	—	536,204,774	—
Foreign Government Bonds	—	932,491,616	—
Municipal Bonds	—	14,713,528	—
U.S. Government Agency Obligations	—	194,350,432	—
U.S. Treasury Obligations	—	25,236,282	—
Unaffiliated Fund	15,039,532	—	—
Affiliated Mutual Fund	4,739,208	—	—
Options Purchased	—	84,293	—
Other Financial Instruments*
Futures Contracts	2,050,143	—	—
OTC Forward Foreign Currency Exchange Contracts	—	2,991,122	—
OTC Credit Default Swap Agreements	—	(523,701)	—
Centrally Cleared Interest Rate Swap Agreements	—	155,945	—
OTC Interest Rate Swap Agreements	—	378,166	—

Total	$21,828,883	$2,000,305,994	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

A1369

AST WELLINGTON MANAGEMENT GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of September 30, 2017 were as follows:

Foreign Government Bonds	46.3%
Banks	12.9
U.S. Government Agency Obligations	9.7
Electric	4.3
Media	3.2
Auto Manufacturers	3.2
Telecommunications	2.0
Oil & Gas	2.0
Agriculture	1.9
Insurance	1.7
Commercial Mortgage-Backed Securities	1.4
Pipelines	1.3
U.S. Treasury Obligations	1.3
Healthcare-Services	1.2
Diversified Financial Services	1.2
Unaffiliated Fund	0.8
Municipal Bonds	0.7
Software	0.7
Trucking & Leasing	0.6
Automobiles	0.5
Foods	0.4

Pharmaceuticals	0.4%
Beverages	0.3
Semiconductors	0.3
Miscellaneous Manufacturing	0.3
Chemicals	0.2
Affiliated Mutual Fund (0.2% represents investments purchased with collateral from securities on loan)	0.2
Healthcare-Products	0.2
Packaging & Containers	0.2
Commercial Services	0.2
Holding Companies-Diversified	0.1
Advertising	0.1
Environmental Control	0.1
Mining	0.1
Retail	0.1
Auto Parts & Equipment	0.1
Equipment	0.1
Transportation	0.0 *
Options Purchased	0.0 *

100.3
Liabilities in excess of other assets	(0.3)

100.0%

* Less than +/- 0.05%

A1370

AST WELLINGTON MANAGEMENT HEDGED EQUITY PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 86.5%
COMMON STOCKS — 86.2%
Aerospace & Defense — 1.1%
Astronics Corp.*	14,100	$419,475
Cobham PLC (United Kingdom)	2,015,647	3,936,939
Cubic Corp.(a)	47,595	2,427,345
Leonardo SpA (Italy)	254,690	4,775,444
Lockheed Martin Corp.	28,326	8,789,275
QinetiQ Group PLC (United Kingdom)	610,527	2,021,479
Ultra Electronics Holdings PLC (United Kingdom)	113,518	2,735,791

		25,105,748

Air Freight & Logistics — 1.0%
Deutsche Post AG (Germany)	72,987	3,253,327
Forward Air Corp.	29,540	1,690,574
United Parcel Service, Inc. (Class B Stock)	138,990	16,691,309

		21,635,210

Airlines — 0.1%
American Airlines Group, Inc.(a)	69,897	3,319,409

Auto Components — 0.3%
LCI Industries	18,026	2,088,312
Pirelli & C. SpA (Italy)*	34,804	267,375
Toyo Tire & Rubber Co. Ltd. (Japan)	157,460	3,543,136

		5,898,823

Automobiles — 0.5%
Harley-Davidson, Inc.(a)	115,377	5,562,325
Maruti Suzuki India Ltd. (India)	20,417	2,498,133
Suzuki Motor Corp. (Japan)	44,000	2,309,344

		10,369,802

Banks — 8.5%
1st Source Corp.	28,110	1,427,988
Banc of California, Inc.(a)	76,240	1,581,980
Banco Santander SA (Spain)	620,994	4,343,734
Bank of America Corp.	142,916	3,621,491
Bank of Ireland Group PLC (Ireland)*	469,038	3,841,666
Bank of the Ozarks(a)	48,557	2,333,164
BNP Paribas SA (France)	85,638	6,908,874
CaixaBank SA (Spain)	917,422	4,604,977
China Construction Bank Corp. (China) (Class H Stock)	1,549,000	1,294,115
Citigroup, Inc.	57,198	4,160,583
FCB Financial Holdings, Inc. (Class A Stock)*	25,920	1,251,936
First Citizens BancShares, Inc. (Class A Stock)	8,495	3,176,196
First Midwest Bancorp, Inc.	92,510	2,166,584
First Republic Bank	66,129	6,907,835
Great Western Bancorp, Inc.	56,460	2,330,669
Hancock Holding Co.	68,490	3,318,341
HDFC Bank Ltd. (India)	102,874	2,847,862
Huntington Bancshares, Inc.	233,349	3,257,552
ICICI Bank Ltd. (India)	877,759	3,723,207
IndusInd Bank Ltd. (India)	100,573	2,593,471
ING Groep NV (Netherlands)	190,838	3,517,574
International Bancshares Corp.	60,211	2,414,461
Intesa Sanpaolo SpA (Italy)	720,662	2,551,353
JPMorgan Chase & Co.	162,251	15,496,593

	Shares	Value
COMMON STOCKS (Continued)
Banks (cont’d.)
M&T Bank Corp.	149,065	$24,005,428
MB Financial, Inc.	55,600	2,503,112
Mitsubishi UFJ Financial Group, Inc. (Japan)	726,100	4,720,983
Nordea Bank AB (Sweden)	260,996	3,543,600
OTP Bank PLC (Hungary)	55,035	2,066,116
PNC Financial Services Group, Inc. (The)	261,116	35,190,603
Sberbank of Russia PJSC (Russia)	1,673,450	5,590,662
Sberbank of Russia PJSC (Russia), ADR	218,200	3,113,714
State Bank of India (India)	567,692	2,210,910
Webster Financial Corp.	49,355	2,593,605
Wells Fargo & Co.	207,068	11,419,800

		186,630,739

Beverages — 1.3%
Anheuser-Busch InBev SA/NV (Belgium)	23,407	2,797,992
C&C Group PLC (Ireland)	381,455	1,380,620
Coca-Cola Co. (The)	222,844	10,030,208
Diageo PLC (United Kingdom)	406,358	13,363,269
Monster Beverage Corp.*	17,073	943,283

		28,515,372

Biotechnology — 0.0%
Exact Sciences Corp.*(a)	24,300	1,145,016

Building Products — 1.1%
Cie de Saint-Gobain (France)	143,294	8,537,416
Lennox International, Inc.(a)	72,074	12,899,084
Tyman PLC (United Kingdom)	523,978	2,265,497

		23,701,997

Capital Markets — 2.6%
Affiliated Managers Group, Inc.	11,457	2,174,882
Ares Capital Corp.	73,005	1,196,552
Banca Generali SpA (Italy)	81,042	2,814,731
BlackRock, Inc.	50,960	22,783,706
FactSet Research Systems, Inc.(a)	41,617	7,495,638
Intercontinental Exchange, Inc.	133,909	9,199,548
Julius Baer Group Ltd. (Switzerland)*	57,680	3,422,739
Moody’s Corp.	21,283	2,962,806
Solar Capital Ltd.	57,503	1,244,365
UBS Group AG (Switzerland)*	178,665	3,056,419

		56,351,386

Chemicals — 2.0%
Agrium, Inc. (Canada), NYSE	25,052	2,685,825
Agrium, Inc. (Canada), TSX	17,150	1,837,947
DowDuPont, Inc.	182,492	12,633,921
LyondellBasell Industries NV (Class A Stock)	26,000	2,575,299
Orion Engineered Carbons SA (Luxembourg)	79,390	1,782,306
Platform Specialty Products Corp.*	201,712	2,249,089
Praxair, Inc.	51,353	7,176,068
Sensient Technologies Corp.	28,775	2,213,373
Sherwin-Williams Co. (The)	19,410	6,949,556
Sumitomo Chemical Co. Ltd. (Japan)	469,000	2,934,093
UPL Ltd. (India)	105,224	1,256,347

		44,293,824

A1371

AST WELLINGTON MANAGEMENT HEDGED EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Commercial Services & Supplies — 2.0%
ACCO Brands Corp.*	174,025	$2,070,898
Cintas Corp.	68,735	9,917,086
Clean Harbors, Inc.*	125,161	7,096,629
Essendant, Inc.(a)	91,715	1,207,887
Matthews International Corp. (Class A Stock)	35,185	2,190,266
Steelcase, Inc. (Class A Stock)	82,950	1,277,430
UniFirst Corp.	65,021	9,850,682
Waste Connections, Inc. (Canada)	83,853	5,866,356
Waste Management, Inc.	45,658	3,573,652

		43,050,886

Communications Equipment — 0.9%
Cisco Systems, Inc.	110,734	3,723,984
Motorola Solutions, Inc.(a)	131,956	11,199,106
Nokia OYJ (Finland)	838,108	5,035,746

		19,958,836

Construction & Engineering — 0.3%
Primoris Services Corp.	55,330	1,627,809
Vinci SA (France)	59,528	5,655,909

		7,283,718

Construction Materials — 0.7%
Buzzi Unicem SpA (Italy)	78,521	2,121,885
CRH PLC (Ireland)	157,585	5,984,504
Ibstock PLC (United Kingdom), 144A	587,972	1,795,739
LafargeHolcim Ltd. (Switzerland)*	83,295	4,876,499

		14,778,627

Consumer Finance — 1.0%
American Express Co.	168,346	15,228,579
Credit Acceptance Corp.*(a)	24,931	6,984,918

		22,213,497

Containers & Packaging — 2.4%
Ball Corp.(a)	253,573	10,472,565
Graphic Packaging Holding Co.	496,932	6,932,201
Greif, Inc. (Class A Stock)	51,010	2,986,125
International Paper Co.	154,784	8,794,827
Packaging Corp. of America	14,857	1,703,801
RPC Group PLC (United Kingdom)	661,292	8,781,742
Silgan Holdings, Inc.	148,668	4,375,299
Smurfit Kappa Group PLC (Ireland)	16,390	513,921
Vidrala SA (Spain)	64,228	5,648,763
WestRock Co.	51,352	2,913,199

		53,122,443

Diversified Consumer Services — 0.5%
Kroton Educacional SA (Brazil)	1,037,144	6,539,559
New Oriental Education & Technology Group, Inc. (China), ADR	42,028	3,709,391

		10,248,950

Diversified Financial Services — 0.9%
Ackermans & van Haaren NV (Belgium)	12,322	2,161,347
Berkshire Hathaway, Inc. (Class B Stock)*	49,716	9,113,937
Cerved Information Solutions SpA (Italy)	705,397	8,344,570

		19,619,854

	Shares	Value
COMMON STOCKS (Continued)
Diversified Telecommunication Services — 0.9%
BT Group PLC (United Kingdom)	1,030,018	$3,917,661
Hellenic Telecommunications Organization SA (Greece)	160,394	1,942,490
Nippon Telegraph & Telephone Corp. (Japan)	159,055	7,288,015
Verizon Communications, Inc.	123,754	6,124,585

		19,272,751

Electric Utilities — 1.0%
Avangrid, Inc.(a)	135,440	6,422,565
Edison International	27,746	2,141,159
NextEra Energy, Inc.	55,853	8,185,257
Power Assets Holdings Ltd. (Hong Kong)	349,601	3,034,566
SSE PLC (United Kingdom)	111,664	2,089,471
Westar Energy, Inc.	17,625	874,200

		22,747,218

Electrical Equipment — 0.7%
AMETEK, Inc.	72,698	4,800,976
Eaton Corp. PLC	44,411	3,410,321
Legrand SA (France)	33,790	2,438,612
Schneider Electric SE (France)*	34,430	2,998,184
Thermon Group Holdings, Inc.*(a)	93,694	1,685,555

		15,333,648

Electronic Equipment, Instruments & Components — 0.6%
Belden, Inc.	49,015	3,947,178
CTS Corp.	62,220	1,499,502
Keysight Technologies, Inc.*	61,410	2,558,341
ScanSource, Inc.*	32,210	1,405,967
Sunny Optical Technology Group Co. Ltd. (China)	124,000	1,990,695
Zebra Technologies Corp. (Class A Stock)*	27,240	2,957,719

		14,359,402

Energy Equipment & Services — 0.2%
Baker Hughes a GE Co.	51,366	1,881,023
Era Group, Inc.*	40,740	455,881
SEACOR Holdings, Inc.*	28,540	1,315,979
SEACOR Marine Holdings, Inc.*(a)	41,316	646,182

		4,299,065

Equity Real Estate Investment Trusts (REITs) — 2.7%
American Tower Corp.	101,529	13,876,984
Brixmor Property Group, Inc.	107,800	2,026,640
Corporate Office Properties Trust	49,120	1,612,610
DiamondRock Hospitality Co.(a)	102,020	1,117,119
Education Realty Trust, Inc.(a)	31,680	1,138,262
Equinix, Inc.	6,160	2,749,208
Grivalia Properties REIC AE (Greece)	118,507	1,219,905
Hibernia REIT PLC (Ireland)	1,736,334	3,130,047
ICADE (France)	26,650	2,377,592
Park Hotels & Resorts, Inc.	95,153	2,622,417
Public Storage(a)	68,622	14,684,422
Ramco-Gershenson Properties Trust	168,050	2,186,331
STORE Capital Corp.	139,127	3,460,088
Summit Hotel Properties, Inc.	93,881	1,501,157

A1372

AST WELLINGTON MANAGEMENT HEDGED EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Equity Real Estate Investment Trusts (REITs) (cont’d.)
Weyerhaeuser Co.	186,740	$6,354,762

		60,057,544

Food & Staples Retailing — 1.2%
Costco Wholesale Corp.	63,350	10,407,772
Matsumotokiyoshi Holdings Co. Ltd. (Japan)	56,200	3,764,365
Smart & Final Stores, Inc.*(a)	195,100	1,531,535
Walgreens Boots Alliance, Inc.	125,217	9,669,257

		25,372,929

Food Products — 1.7%
CJ CheilJedang Corp. (South Korea)	16,025	4,961,966
Cranswick PLC (United Kingdom)	198,585	7,869,990
Ebro Foods SA (Spain)(a)	121,223	2,874,145
Greencore Group PLC (Ireland)	618,563	1,627,216
Hershey Co. (The)	51,412	5,612,648
Hormel Foods Corp.(a)	90,723	2,915,837
Ingredion, Inc.	53,372	6,438,798
Pinnacle Foods, Inc.	51,111	2,922,016
Post Holdings, Inc.*	28,070	2,477,739

		37,700,355

Gas Utilities — 0.8%
ENN Energy Holdings Ltd. (China)	293,000	2,122,676
New Jersey Resources Corp.(a)	19,790	834,149
Rubis SCA (France)	77,504	4,940,735
Spire, Inc.	19,335	1,443,358
UGI Corp.	148,237	6,946,386
WGL Holdings, Inc.	16,800	1,414,560

		17,701,864

Health Care Equipment & Supplies — 2.3%
Align Technology, Inc.*	13,682	2,548,546
Baxter International, Inc.	38,877	2,439,532
Haemonetics Corp.*	55,820	2,504,643
Hologic, Inc.*	87,039	3,193,461
ICU Medical, Inc.*	7,300	1,356,705
Insulet Corp.*	80,877	4,454,705
Medtronic PLC	249,817	19,428,268
Natus Medical, Inc.*	25,450	954,375
STERIS PLC	158,891	14,045,964

		50,926,199

Health Care Providers & Services — 2.9%
AmerisourceBergen Corp.	59,785	4,947,209
AMN Healthcare Services, Inc.*(a)	14,300	653,510
Cardinal Health, Inc.	152,384	10,197,537
Envision Healthcare Corp.*	45,865	2,061,632
HCA Healthcare, Inc.*	59,485	4,734,411
Laboratory Corp. of America Holdings*	53,874	8,133,358
McKesson Corp.	109,170	16,769,604
Quest Diagnostics, Inc.	27,852	2,608,061
UnitedHealth Group, Inc.	43,198	8,460,328
Universal Health Services, Inc. (Class B Stock)	39,311	4,361,162

		62,926,812

Health Care Technology — 0.1%
Allscripts Healthcare Solutions, Inc.*	177,554	2,526,593

	Shares	Value
COMMON STOCKS (Continued)
Hotels, Restaurants & Leisure — 1.4%
Choice Hotels International, Inc.	139,702	$8,926,958
Hilton Worldwide Holdings, Inc.	93,780	6,513,021
McDonald’s Corp.	54,617	8,557,392
Melco Resorts & Entertainment Ltd. (Hong Kong), ADR	179,979	4,341,093
OPAP SA (Greece)	114,947	1,217,687
Sands China Ltd. (Hong Kong)	184,400	964,430

		30,520,581

Household Durables — 2.0%
Cairn Homes PLC (Ireland)*	1,290,825	2,622,399
Electrolux AB (Sweden) (Class B Stock)(a)	96,439	3,282,379
Helen of Troy Ltd.*	10,740	1,040,705
Neinor Homes SA (Spain), 144A*	204,951	4,388,612
Newell Brands, Inc.	108,382	4,624,660
NVR, Inc.*	6,855	19,571,025
Persimmon PLC (United Kingdom)	94,362	3,265,617
Toll Brothers, Inc.	74,068	3,071,600
TRI Pointe Group, Inc.*(a)	121,090	1,672,253

		43,539,250

Household Products — 0.5%
Colgate-Palmolive Co.	166,501	12,129,598

Independent Power & Renewable Electricity Producers — 0.1%
China Longyuan Power Group Corp. Ltd. (China) (Class H Stock)	2,702,000	2,022,935

Industrial Conglomerates — 0.6%
3M Co.	39,218	8,231,858
Rheinmetall AG (Germany)	18,058	2,036,656
Siemens AG (Germany)	23,006	3,246,345

		13,514,859

Insurance — 6.8%
Alleghany Corp.*	11,525	6,384,965
Assicurazioni Generali SpA (Italy)	136,727	2,550,121
Assured Guaranty Ltd.	35,575	1,342,956
Brighthouse Financial, Inc.*	4,546	276,397
Chubb Ltd.	182,998	26,086,364
CNO Financial Group, Inc.	254,257	5,934,358
Enstar Group Ltd. (Bermuda)*	19,870	4,418,095
Fairfax Financial Holdings Ltd. (Canada)	21,714	11,299,981
FNF Group	108,156	5,133,084
Intact Financial Corp. (Canada)	77,795	6,426,231
Kemper Corp.	49,910	2,645,230
Markel Corp.*	18,069	19,297,331
Marsh & McLennan Cos., Inc.	152,605	12,789,825
MetLife, Inc.	250,309	13,003,552
Reinsurance Group of America, Inc.	23,460	3,273,374
T&D Holdings, Inc. (Japan)	118,700	1,722,025
Torchmark Corp.	52,400	4,196,716
White Mountains Insurance Group Ltd.	8,770	7,515,889
Willis Towers Watson PLC	53,884	8,310,529
XL Group Ltd. (Bermuda)	53,612	2,114,993
Zurich Insurance Group AG (Switzerland)	14,894	4,551,301

		149,273,317

Internet & Direct Marketing Retail — 0.3%
Netflix, Inc.*	14,651	2,656,959
Priceline Group, Inc. (The)*	1,072	1,962,639

A1373

AST WELLINGTON MANAGEMENT HEDGED EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Internet & Direct Marketing Retail (cont’d.)
Wayfair, Inc. (Class A Stock)*(a)	33,102	$2,231,075

		6,850,673

Internet Software & Services — 1.6%
Alibaba Group Holding Ltd. (China), ADR*(a)	45,756	7,902,519
Alphabet, Inc. (Class C Stock)*	5,841	5,602,162
CoStar Group, Inc.*	13,956	3,743,697
Facebook, Inc. (Class A Stock)*	30,737	5,252,031
Mimecast Ltd.*	65,549	1,862,903
Tencent Holdings Ltd. (China)	81,004	3,541,551
Weibo Corp. (China), ADR*(a)	16,186	1,601,443
Yandex NV (Russia) (Class A Stock)*	197,132	6,495,499

		36,001,805

IT Services — 2.7%
Accenture PLC (Class A Stock)	108,222	14,617,545
Amdocs Ltd.(a)	75,974	4,886,648
Automatic Data Processing, Inc.	21,372	2,336,387
Black Knight Financial Services, Inc. (Class A Stock)*(a)	78,812	3,392,857
Booz Allen Hamilton Holding Corp.	97,988	3,663,771
Capgemini SE (France)	18,734	2,196,073
DXC Technology Co.	74,774	6,421,591
Fidelity National Information Services, Inc.	42,575	3,976,079
Forrester Research, Inc.	39,300	1,644,705
Genpact Ltd.	115,474	3,319,878
Visa, Inc. (Class A Stock)(a)	97,801	10,292,577
WNS Holdings Ltd. (India), ADR*	60,920	2,223,580

		58,971,691

Machinery — 2.9%
Albany International Corp. (Class A Stock)	55,055	3,160,157
Allison Transmission Holdings, Inc.(a)	151,447	5,683,806
Alstom SA (France)	74,162	3,150,987
Caterpillar, Inc.	23,346	2,911,480
CIRCOR International, Inc.(a)	26,420	1,438,041
Deere & Co.	42,847	5,381,155
ESCO Technologies, Inc.	35,080	2,103,046
FANUC Corp. (Japan)	12,600	2,554,696
Hino Motors Ltd. (Japan)	150,000	1,835,554
IDEX Corp.	94,916	11,529,447
Luxfer Holdings PLC (United Kingdom), ADR	103,545	1,289,135
Middleby Corp. (The)*	52,736	6,759,173
Mueller Industries, Inc.	81,310	2,841,785
NGK Insulators Ltd. (Japan)	49,900	934,945
PACCAR, Inc.	117,577	8,505,520
TriMas Corp.*(a)	132,680	3,582,360

		63,661,287

Marine — 0.4%
Irish Continental Group PLC (Ireland), UTS	1,354,450	9,016,686

Media — 0.5%
CJ E&M Corp. (South Korea)	44,608	3,008,741
DISH Network Corp. (Class A Stock)*	52,473	2,845,611
Nippon Television Holdings, Inc. (Japan)	111,800	1,963,949
SES SA (Luxembourg)	145,305	3,180,990

		10,999,291

	Shares	Value
COMMON STOCKS (Continued)
Metals & Mining — 0.4%
Barrick Gold Corp. (Canada)	103,696	$1,668,776
First Quantum Minerals Ltd. (Zambia)	318,728	3,578,745
Glencore PLC (Switzerland)*	396,383	1,819,399
Klondex Mines Ltd. (Canada)*	478,545	1,745,045
Teck Resources Ltd. (Canada) (Class B Stock)	15,068	317,784

		9,129,749

Multiline Retail — 0.2%
Dollar General Corp.	41,745	3,383,432
Fred’s, Inc. (Class A Stock)(a)	113,440	730,554

		4,113,986

Multi-Utilities — 1.0%
E.ON SE (Germany)	367,012	4,160,586
Innogy SE (Germany), 144A	45,586	2,030,810
National Grid PLC (United Kingdom)	156,846	1,942,622
Sempra Energy	117,240	13,380,601

		21,514,619

Oil, Gas & Consumable Fuels — 3.1%
Canadian Natural Resources Ltd. (Canada), (NYSE)	65,408	2,190,514
Canadian Natural Resources Ltd. (Canada), (XTSE)	40,972	1,372,246
Chevron Corp.	111,784	13,134,620
Diamondback Energy, Inc.*	21,204	2,077,144
Dorian LPG Ltd.*(a)	86,400	589,247
EOG Resources, Inc.	48,557	4,697,404
Kinder Morgan, Inc.	97,900	1,877,722
Phillips 66	96,399	8,831,112
Raging River Exploration, Inc. (Canada)*	284,939	1,797,211
Repsol SA (Spain)	118,484	2,186,536
Resolute Energy Corp.*	38,110	1,131,486
Royal Dutch Shell PLC (Netherlands) (Class B Stock)	115,212	3,546,924
RSP Permian, Inc.*	33,630	1,163,262
Scorpio Tankers, Inc. (Monaco)(a)	335,610	1,151,142
Suncor Energy, Inc. (Canada)	290,094	10,161,993
TOTAL SA (France)	59,498	3,194,694
TransCanada Corp. (Canada), (NYSE)	80,372	3,972,788
Valero Energy Corp.	25,316	1,947,560
World Fuel Services Corp.	50,734	1,720,390
YPF SA (Argentina), ADR	63,971	1,425,274

		68,169,269

Paper & Forest Products — 0.5%
Deltic Timber Corp.(a)	24,555	2,171,399
Domtar Corp.(a)	68,903	2,989,701
KapStone Paper and Packaging Corp.(a)	194,751	4,185,199
Neenah Paper, Inc.	19,090	1,633,150

		10,979,449

Personal Products — 0.7%
Unilever NV (United Kingdom)(a)	182,206	10,757,442
Unilever NV (United Kingdom), CVA	61,408	3,629,864

		14,387,306

Pharmaceuticals — 4.2%
AstraZeneca PLC (United Kingdom)	117,128	7,789,171

A1374

AST WELLINGTON MANAGEMENT HEDGED EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Pharmaceuticals (cont’d.)
Bristol-Myers Squibb Co.	391,865	$24,977,475
Eisai Co. Ltd. (Japan)	50,780	2,607,698
Eli Lilly & Co.	119,903	10,256,503
Hikma Pharmaceuticals PLC (Jordan)	114,951	1,867,686
Merck & Co., Inc.	326,667	20,916,488
Novartis AG (Switzerland)	44,273	3,797,514
Ono Pharmaceutical Co. Ltd. (Japan)	219,255	4,976,761
Phibro Animal Health Corp. (Class A Stock)	6,250	231,563
Roche Holding AG (Switzerland)	49,351	12,615,110
Zoetis, Inc.	44,387	2,830,115

		92,866,084

Professional Services — 0.5%
FTI Consulting, Inc.*	69,060	2,450,249
Huron Consulting Group, Inc.*	49,620	1,701,966
ICF International, Inc.*	26,170	1,411,872
Mistras Group, Inc.*	73,510	1,506,955
TransUnion*	66,911	3,162,214

		10,233,256

Real Estate Management & Development — 0.7%
BR Malls Participacoes SA (Brazil)	364,315	1,628,815
Daito Trust Construction Co. Ltd. (Japan)	55,958	10,194,571
StorageVault Canada, Inc. (Canada)	722,232	1,244,479
Tricon Capital Group, Inc. (Canada)	229,455	1,862,856

		14,930,721

Road & Rail — 3.5%
AMERCO(a)	27,944	10,476,206
Canadian National Railway Co. (Canada)	299,442	24,809,709
DSV A/S (Denmark)	57,446	4,351,880
Genesee & Wyoming, Inc. (Class A Stock)*	160,167	11,853,960
Kansas City Southern	20,470	2,224,680
Union Pacific Corp.	192,610	22,336,982

		76,053,417

Semiconductors & Semiconductor Equipment — 1.4%
Advanced Micro Devices, Inc.*(a)	161,692	2,061,573
Analog Devices, Inc.	93,190	8,030,182
Intel Corp.	322,138	12,267,015
Maxim Integrated Products, Inc.	53,348	2,545,233
QUALCOMM, Inc.	76,623	3,972,136
Skyworks Solutions, Inc.	26,446	2,694,847

		31,570,986

Software — 2.4%
Descartes Systems Group, Inc. (The) (Canada)*	118,082	3,220,461
Microsoft Corp.	402,132	29,954,812
Nexon Co. Ltd. (Japan)*	89,200	2,331,893
Nintendo Co. Ltd. (Japan)	6,540	2,411,516
ServiceNow, Inc.*	31,505	3,702,783
SS&C Technologies Holdings, Inc.	193,455	7,767,218
Workday, Inc. (Class A Stock)*	39,937	4,208,960

		53,597,643

Specialty Retail — 1.4%
AutoZone, Inc.*	1,615	961,103
Camping World Holdings, Inc. (Class A Stock)(a)	54,367	2,214,912

	Shares	Value
COMMON STOCKS (Continued)
Specialty Retail (cont’d.)
CarMax, Inc.*(a)	44,326	$3,360,354
Cato Corp. (The) (Class A Stock)(a)	45,790	605,802
Home Depot, Inc. (The)	52,441	8,577,250
L Brands, Inc.(a)	46,100	1,918,221
TJX Cos., Inc. (The)	140,485	10,357,959
Ulta Beauty, Inc.*	14,104	3,188,350

		31,183,951

Technology Hardware, Storage & Peripherals — 0.6%
Catcher Technology Co. Ltd. (Taiwan)	194,080	1,815,488
Diebold Nixdorf, Inc.(a)	56,460	1,290,111
NetApp, Inc.	82,711	3,619,433
Samsung Electronics Co. Ltd. (South Korea)	1,789	4,025,650
Western Digital Corp.	21,529	1,860,106

		12,610,788

Textiles, Apparel & Luxury Goods — 0.8%
NIKE, Inc. (Class B Stock)	335,722	17,407,186

Thrifts & Mortgage Finance — 0.2%
Indiabulls Housing Finance Ltd. (India)	89,195	1,651,220
Northwest Bancshares, Inc.(a)	129,310	2,233,184

		3,884,404

Tobacco — 1.1%
British American Tobacco PLC (United Kingdom)	169,371	10,603,244
Philip Morris International, Inc.	117,592	13,053,888

		23,657,132

Trading Companies & Distributors — 0.4%
Fastenal Co.(a)	95,198	4,339,125
GATX Corp.(a)	34,950	2,151,522
ITOCHU Corp. (Japan)	116,300	1,905,551

		8,396,198

Transportation Infrastructure — 0.2%
Jiangsu Expressway Co. Ltd. (China) (Class H Stock)	2,755,040	4,230,935
Sydney Airport (Australia)	171,001	954,960

		5,185,895

Water Utilities — 0.2%
Guangdong Investment Ltd. (China)	2,390,635	3,413,619

Wireless Telecommunication Services — 0.6%
KDDI Corp. (Japan)	111,865	2,948,759
Millicom International Cellular SA (Luxembourg), SDR	54,782	3,618,860
NTT DOCOMO, Inc. (Japan)	144,940	3,312,862
SoftBank Group Corp. (Japan)	39,500	3,203,304

		13,083,785

TOTAL COMMON STOCKS
(cost $1,578,570,068)		1,893,339,933

PREFERRED STOCKS — 0.3%
Automobiles — 0.1%
Volkswagen AG (Germany) (PRFC)	11,540	1,883,952

A1375

AST WELLINGTON MANAGEMENT HEDGED EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

	Shares	Value
PREFERRED STOCKS (Continued)
Banks — 0.2%
Itau Unibanco Holding SA (Brazil) (PRFC)	352,200	$4,837,377

TOTAL PREFERRED STOCKS
(cost $6,210,917)		6,721,329

TOTAL LONG-TERM INVESTMENTS
(cost $1,584,780,985)		1,900,061,262

SHORT-TERM INVESTMENTS — 19.7%
AFFILIATED MUTUAL FUND — 6.8%
Prudential Investment Portfolios 2 - Prudential Institutional Money Market Fund (cost $149,244,364; includes $149,093,357 of cash collateral for securities on loan)(b)(w)	149,229,440	149,244,364

UNAFFILIATED FUND — 11.6%
Morgan Stanley Institutional Liquidity Funds - Government Portfolio (cost $256,086,212)	256,086,212	256,086,212

OPTIONS PURCHASED* — 1.3% (cost $61,277,030)		28,337,635

TOTAL SHORT-TERM INVESTMENTS (cost $466,607,606)		433,668,211

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN — 106.2% (cost $2,051,388,591)		2,333,729,473

Exchange Traded Options - Purchased

Value
OPTIONS WRITTEN* — (0.6)%
(premiums received $29,307,553)	$(12,911,170)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN — 105.6% (cost $2,022,081,038)	2,320,818,303
Liabilities in excess of other assets(z) — (5.6)%	(122,813,125)

NET ASSETS — 100.0%	$2,198,005,178

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $146,169,368; cash collateral of $149,093,357 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.

(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Institutional Money Market Fund.

(z)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end, with the exception of options which are included in net assets at market value:

Description	Call/ Put	Expiration Date	Strike Price	Contracts	Notional Amount (000)#	Value
S&P 500 Index	Put	12/15/17	$2,275.00	1,845	185	$1,476,000
S&P 500 Index	Put	03/16/18	$2,175.00	2,681	268	4,839,205
S&P 500 Index	Put	06/15/18	$2,150.00	2,700	270	8,510,400
S&P 500 Index	Put	09/21/18	$2,325.00	1,739	174	13,512,030

						$28,337,635

Exchange Traded Options - Written

Description	Call/ Put	Expiration Date	Strike Price	Contracts	Notional Amount (000)#	Value
S&P 500 Index	Put	12/15/17	$2,050.00	920	92	$(214,360)
S&P 500 Index	Put	03/16/18	$1,950.00	2,681	268	(2,050,965)
S&P 500 Index	Put	06/15/18	$1,925.00	2,700	270	(3,942,000)
S&P 500 Index	Put	09/21/18	$2,075.00	1,739	174	(6,703,845)

						$(12,911,170)

A1376

AST WELLINGTON MANAGEMENT HEDGED EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Futures contracts outstanding at September 30, 2017:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Short Positions:
1,858	Mini MSCI Emerging Markets Index	Dec. 2017	$102,638,085	$101,195,970	$1,442,115
742	Russell 2000 Mini Index	Dec. 2017	52,238,835	55,386,590	(3,147,755)

					(1,705,640)

Cash of $5,942,300 has been segregated with Goldman Sachs & Co. to cover requirements for open futures contracts at September 30, 2017.

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2017 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$11,636,095	$13,469,653	$—
Air Freight & Logistics	18,381,883	3,253,327	—
Airlines	3,319,409	—	—
Auto Components	2,088,312	3,810,511	—
Automobiles	5,562,325	4,807,477	—
Banks	136,113,301	50,517,438	—
Beverages	10,973,491	17,541,881	—
Biotechnology	1,145,016	—	—
Building Products	12,899,084	10,802,913	—
Capital Markets	47,057,497	9,293,889	—
Chemicals	40,103,384	4,190,440	—
Commercial Services & Supplies	43,050,886	—	—
Communications Equipment	14,923,090	5,035,746	—
Construction & Engineering	1,627,809	5,655,909	—
Construction Materials	—	14,778,627	—
Consumer Finance	22,213,497	—	—
Containers & Packaging	38,178,017	14,944,426	—
Diversified Consumer Services	10,248,950	—	—
Diversified Financial Services	9,113,937	10,505,917	—
Diversified Telecommunication Services	6,124,585	13,148,166	—
Electric Utilities	17,623,181	5,124,037	—
Electrical Equipment	9,896,852	5,436,796	—
Electronic Equipment, Instruments & Components	12,368,707	1,990,695	—
Energy Equipment & Services	4,299,065	—	—
Equity Real Estate Investment Trusts (REITs)	53,330,000	6,727,544	—
Food & Staples Retailing	21,608,564	3,764,365	—
Food Products	20,367,038	17,333,317	—
Gas Utilities	10,638,453	7,063,411	—
Health Care Equipment & Supplies	50,926,199	—	—
Health Care Providers & Services	62,926,812	—	—
Health Care Technology	2,526,593	—	—
Hotels, Restaurants & Leisure	28,338,464	2,182,117	—
Household Durables	29,980,243	13,559,007	—
Household Products	12,129,598	—	—
Independent Power & Renewable Electricity
Producers	—	2,022,935	—
Industrial Conglomerates	8,231,858	5,283,001	—

A1377

AST WELLINGTON MANAGEMENT HEDGED EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Common Stocks (continued)
Insurance	$140,449,870	$8,823,447	$—
Internet & Direct Marketing Retail	6,850,673	—	—
Internet Software & Services	32,460,254	3,541,551	—
IT Services	56,775,618	2,196,073	—
Machinery	55,185,105	8,476,182	—
Marine	—	9,016,686	—
Media	2,845,611	8,153,680	—
Metals & Mining	7,310,350	1,819,399	—
Multiline Retail	4,113,986	—	—
Multi-Utilities	13,380,601	8,134,018	—
Oil, Gas & Consumable Fuels	59,241,115	8,928,154	—
Paper & Forest Products	10,979,449	—	—
Personal Products	10,757,442	3,629,864	—
Pharmaceuticals	59,212,144	33,653,940	—
Professional Services	10,233,256	—	—
Real Estate Management & Development	4,736,150	10,194,571	—
Road & Rail	71,701,537	4,351,880	—
Semiconductors & Semiconductor Equipment	31,570,986	—	—
Software	48,854,234	4,743,409	—
Specialty Retail	31,183,951	—	—
Technology Hardware, Storage & Peripherals	6,769,650	5,841,138	—
Textiles, Apparel & Luxury Goods	17,407,186	—	—
Thrifts & Mortgage Finance	2,233,184	1,651,220	—
Tobacco	13,053,888	10,603,244	—
Trading Companies & Distributors	6,490,647	1,905,551	—
Transportation Infrastructure	—	5,185,895	—
Water Utilities	—	3,413,619	—
Wireless Telecommunication Services	—	13,083,785	—
Preferred Stocks
Automobiles	—	1,883,952	—
Banks	4,837,377	—	—
Affiliated Mutual Fund	149,244,364	—	—
Unaffiliated Fund	256,086,212	—	—
Options Purchased	28,337,635	—	—
Options Written	(12,911,170)	—	—
Other Financial Instruments*
Futures Contracts	(1,705,640)	—	—

Total	$1,907,637,860	$411,474,803	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

A1378

AST WELLINGTON MANAGEMENT REAL TOTAL RETURN PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 78.2%
COMMON STOCKS — 61.2%
Argentina — 0.8%
Banco Macro SA, ADR	290	$34,032
Empresa Distribuidora Y Comercializadora Norte, ADR*	400	15,900
Grupo Financiero Galicia SA, ADR	650	33,501
MercadoLibre, Inc.	50	12,947
Pampa Energia SA, ADR*	300	19,530
Telecom Argentina SA, ADR	450	13,878
Transportadora de Gas del Sur SA (Class B Stock), ADR*	770	15,639

		145,427

Australia — 0.0%
Atlassian Corp. PLC (Class A Stock)*	256	8,998

Austria — 0.1%
ams AG*	231	16,773

Belgium — 0.2%
UCB SA	395	28,151

Bermuda — 0.1%
Marvell Technology Group Ltd.	1,521	27,226

Brazil — 1.0%
Azul SA, ADR*	500	13,725
B2WCia Digital*	1,700	11,245
B3 SA - Brasil Bolsa Balcao	1,900	14,320
Banco BTG Pactual SA, UTS	500	2,966
Estacio Participacoes SA	1,600	15,646
Fleury SA	1,400	13,022
Gol Linhas Aereas Inteligentes SA, ADR	300	6,342
Hypermarcas SA	700	7,092
Instituto Hermes Pardini SA	800	7,828
Kroton Educacional SA	3,200	20,177
Lojas Renner SA	1,350	15,345
Odontoprev SA	200	966
Qualicorp SA	400	4,739
Raia Drogasil SA	350	8,285
Rumo SA*	3,900	14,875
Smiles SA	150	3,789
WEG SA	2,100	14,229

		174,591

Canada — 0.5%
Raging River Exploration, Inc.*	8,607	54,287
Seven Generations Energy Ltd. (Class A Stock)*	1,338	21,168
Tidewater Midstream and Infrastructure Ltd.	12,613	14,354

		89,809

China — 5.5%
3SBio, Inc., 144A*	9,500	15,281
58.com, Inc., ADR*	20	1,263
AAC Technologies Holdings, Inc.	3,364	56,924
Alibaba Group Holding Ltd., ADR*(a)	1,190	205,525
Aluminum Corp. of China Ltd. (Class H Stock)*	18,000	16,149
Anhui Conch Cement Co. Ltd. (Class H Stock)	1,400	5,619
ANTA Sports Products Ltd.	4,000	16,863
Autohome, Inc., ADR*	30	1,802

	Shares	Value
COMMON STOCKS (Continued)
China (cont’d.)
Baidu, Inc., ADR*	30	$7,431
BeiGene Ltd., ADR*	170	17,588
Beijing Capital International Airport Co. Ltd. (Class H Stock)	9,400	14,030
Beijing Enterprises Water Group Ltd.*	10,000	8,087
Brilliance China Automotive Holdings Ltd.	3,500	9,350
BYD Co. Ltd. (Class H Stock)	3,000	28,454
China Evergrande Group*	500	1,753
China Jinmao Holdings Group Ltd.	12,000	6,058
China Maple Leaf Educational Systems Ltd.	2,000	2,242
China Merchants Bank Co. Ltd. (Class H Stock)	1,950	6,905
China Molybdenum Co. Ltd. (Class H Stock)	6,000	3,626
China Resources Pharmaceutical Group Ltd., 144A	2,500	2,974
China Yuhua Education Corp. Ltd., 144A	18,000	8,970
CSPC Pharmaceutical Group Ltd.	7,200	12,100
ENN Energy Holdings Ltd.	1,000	7,245
Fuyao Glass Industry Group Co. Ltd. (Class H Stock), 144A	800	2,913
GDS Holdings Ltd., ADR*	400	4,504
Geely Automobile Holdings Ltd.	1,500	4,260
Great Wall Motor Co. Ltd. (Class H Stock)	13,000	16,090
Guangzhou Automobile Group Co. Ltd. (Class H Stock)	8,500	19,763
Guangzhou R&F Properties Co. Ltd. (Class H Stock)	4,800	11,147
Haitian International Holdings Ltd.	4,300	12,374
JD.com, Inc., ADR*	445	16,999
Livzon Pharmaceutical Group, Inc. (Class H Stock)	1,200	6,962
Longfor Properties Co. Ltd.	3,300	8,343
Minth Group Ltd.	4,300	22,597
New China Life Insurance Co. Ltd. (Class H Stock)	1,200	6,825
New Oriental Education & Technology Group, Inc., ADR	90	7,943
Ping An Insurance Group Co. of China Ltd. (Class H Stock)	900	6,952
Shanghai Fosun Pharmaceutical Group Co. Ltd. (Class H Stock)	4,700	19,512
Shenzhou International Group Holdings Ltd.	2,400	18,822
Silergy Corp.	1,776	40,780
SINA Corp.*	16	1,834
Sinopec Shanghai Petrochemical Co. Ltd. (Class H Stock)	6,000	3,585
Sunac China Holdings Ltd.	400	1,837
Sunny Optical Technology Group Co. Ltd.	4,536	72,821
Ten Pao Group Holdings Ltd.	13,217	4,797
Tencent Holdings Ltd.	4,111	179,736
TravelSky Technology Ltd. (Class H Stock)	2,800	7,325
Weibo Corp., ADR*	12	1,187
Weichai Power Co. Ltd. (Class H Stock)	6,000	6,617
Yangtze Optical Fibre and Cable Joint Stock Ltd. Co. (Class H Stock), 144A	1,000	3,828
YiChang HEC ChangJiang Pharmaceutical Co. Ltd. (Class H Stock), 144A	2,800	7,110
Yirendai Ltd., ADR	35	1,468
YY, Inc., ADR*	100	8,678

A1379

AST WELLINGTON MANAGEMENT REAL TOTAL RETURN PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
China (cont’d.)
ZTE Corp. (Class H Stock)*	1,200	$3,949

		987,797

Denmark — 0.2%
Genmab A/S*	126	27,864
Zealand Pharma A/S, ADR*	285	5,472

		33,336

France — 0.8%
Essilor International SA	168	20,821
JCDecaux SA	722	27,069
Television Francaise 1	2,186	31,937
Vivendi SA.	2,636	66,780

		146,607

Germany — 0.1%
Delivery Hero AG, 144A*	288	11,385

Hong Kong — 0.9%
ASM Pacific Technology Ltd.	643	9,288
China Gas Holdings Ltd.	4,000	12,005
Galaxy Entertainment Group Ltd.	4,200	29,692
Haier Electronics Group Co. Ltd.*	3,300	8,077
Hutchison China MediTech Ltd., ADR*	100	2,727
Man Wah Holdings Ltd.	10,800	9,691
Melco Resorts & Entertainment Ltd., ADR	601	14,496
Nine Dragons Paper Holdings Ltd.	2,500	4,948
Shimao Property Holdings Ltd.	4,000	8,723
Sino Biopharmaceutical Ltd.	24,000	25,426
SUNeVision Holdings Ltd.	9,290	6,298
Techtronic Industries Co. Ltd.	2,500	13,383
Tongda Group Holdings Ltd.(a)	68,450	18,455
United Laboratories International Holdings Ltd. (The)*	4,000	2,982

		166,191

Ireland — 0.2%
Tarsus Group PLC	7,550	28,876

Israel — 0.3%
Teva Pharmaceutical Industries Ltd., ADR	679	11,950
Tower Semiconductor Ltd.*(a)	1,191	36,623

		48,573

Japan — 14.5%
ADEKA Corp.	1,402	25,584
Aeon Delight Co. Ltd.	720	27,042
Alpine Electronics, Inc.	1,411	25,703
Alps Electric Co. Ltd.	600	15,857
Aoyama Trading Co. Ltd.	703	25,157
Asahi Group Holdings Ltd.	823	33,281
BML, Inc.	1,535	32,859
Bridgestone Corp.	816	37,049
Capcom Co. Ltd.	335	8,248
Casio Computer Co. Ltd.	1,437	20,270
Chugai Pharmaceutical Co. Ltd.	348	14,462
Daicel Corp.	3,077	37,102
Daifuku Co. Ltd.	470	23,178
Daito Trust Construction Co. Ltd.	163	29,696
DeNA Co. Ltd.	1,159	25,997
Disco Corp.	70	14,266

	Shares	Value
COMMON STOCKS (Continued)
Japan (cont’d.)
DTS Corp.	814	$22,320
Eisai Co. Ltd.	750	38,515
FANUC Corp.	114	23,114
Fujimi, Inc.	713	16,632
GMO Payment Gateway, Inc.	236	14,785
Hakuhodo DY Holdings, Inc.	2,349	30,928
Harmonic Drive Systems, Inc.	294	15,216
Hazama Ando Corp.	5,804	40,620
Hikari Tsushin, Inc.	199	24,965
Hirata Corp.	124	12,590
HIS Co. Ltd.	679	21,440
Hitachi High-Technologies Corp.	986	35,810
Hosiden Corp.	982	16,033
Inter Action Corp.	983	6,545
Isuzu Motors Ltd.	2,556	33,890
ITOCHU Corp.	3,559	58,313
Japan Airlines Co. Ltd.	1,019	34,494
Japan Tobacco, Inc.	1,094	35,851
JGC Corp.	1,848	29,927
JSR Corp.	1,428	27,152
KDDI Corp.	1,781	46,947
Keyence Corp.	113	60,101
Kinden Corp.	1,486	23,955
LaSalle Logiport REIT	37	36,076
LIFULL Co. Ltd.	974	8,487
Medipal Holdings Corp.	1,240	21,550
Micronics Japan Co. Ltd.	1,553	14,337
MINEBEA MITSUMI, Inc.	685	10,729
Mitsubishi UFJ Financial Group, Inc.	11,543	75,051
MS&AD Insurance Group Holdings, Inc.	1,403	45,214
Murata Manufacturing Co. Ltd.	185	27,235
Nexon Co. Ltd.*	3,177	83,054
Nidec Corp.	104	12,785
Nintendo Co. Ltd.	203	74,853
Nippo Corp.	1,290	27,616
Nippon Telegraph & Telephone Corp.	1,904	87,243
Nippon Television Holdings, Inc.	4,365	76,678
Nishimatsuya Chain Co. Ltd.	1,522	17,037
Noritz Corp.	910	16,367
NSD Co. Ltd.	1,051	19,517
Olympus Corp.	500	16,943
Ono Pharmaceutical Co. Ltd.	2,563	58,176
Rakuten, Inc.	1,616	17,643
Rohm Co. Ltd.	169	14,502
San-In Godo Bank Ltd. (The)	2,456	21,298
Sanyo Chemical Industries Ltd.	521	30,361
SCREEN Holdings Co. Ltd.	107	7,433
SCSK Corp.	227	9,643
Sekisui Chemical Co. Ltd.	1,698	33,453
Septeni Holdings Co. Ltd.	4,901	13,478
Shimamura Co. Ltd.	218	26,150
Shionogi & Co. Ltd.	460	25,147
SMC Corp.	89	31,449
Sony Corp.	245	9,141
Sony Financial Holdings, Inc.	1,770	29,045
Subaru Corp.	1,121	40,431
Sumitomo Mitsui Trust Holdings, Inc.	737	26,622
Suzuki Motor Corp.	725	38,052
T&D Holdings, Inc.	1,539	22,327

A1380

AST WELLINGTON MANAGEMENT REAL TOTAL RETURN PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Japan (cont’d.)
Tadano Ltd.	1,168	$13,661
Taisei Corp.	606	31,790
Takeda Pharmaceutical Co. Ltd.	300	16,589
Takuma Co. Ltd.	2,374	28,869
Tazmo Co. Ltd.	764	13,242
Tokai Rika Co. Ltd.	1,240	24,534
Token Corp.	238	28,375
Tokio Marine Holdings, Inc.	1,283	50,213
Tokyo Electron Ltd.	208	32,021
Tokyo Seimitsu Co. Ltd.	805	28,567
Toshiba Machine Co. Ltd.	3,672	20,057
Toshiba Plant Systems & Services Corp.	1,262	21,230
Toyota Industries Corp.	679	39,051
TS Tech Co. Ltd.	505	16,979
TV Asahi Holdings Corp.	1,367	27,296
Yamato Kogyo Co. Ltd.	950	25,750
Yume No Machi Souzou Iinkai Co. Ltd.	600	9,162

		2,618,403

Jordan — 0.0%
Hikma Pharmaceuticals PLC	219	3,558

Macau — 0.2%
Wynn Macau Ltd.	11,600	31,372

Malaysia — 0.1%
Inari Amertron Bhd	30,593	18,424

Mexico — 0.0%
Cemex SAB de CV, ADR*	472	4,286

Netherlands — 0.3%
ASML Holding NV	151	25,851
Wolters Kluwer NV	636	29,393

		55,244

Russia — 0.2%
Novolipetsk Steel PJSC, GDR	294	6,687
Severstal PJSC, GDR	447	6,689
X5 Retail Group NV, GDR*	166	7,476
Yandex NV (Class A Stock)*	450	14,828

		35,680

South Africa — 0.1%
Imperial Holdings Ltd.	227	3,207
Mondi Ltd.	277	7,402
Naspers Ltd. (Class N Stock)	49	10,592
Novus Holdings Ltd.	16	8

		21,209

South Korea — 2.4%
Celltrion Healthcare Co. Ltd.*	152	7,365
Celltrion, Inc.*	200	24,849
Dentium Co. Ltd.*	69	3,340
Douzone Bizon Co. Ltd.	561	15,304
Hanon Systems	338	3,728
HizeAero Co. Ltd.*	945	5,665
Hugel, Inc.*	7	3,233
Hyundai Robotics Co. Ltd.*	9	3,360
Kakao Corp.	63	7,948
Koh Young Technology, Inc.	189	11,075
LG Electronics, Inc.	48	3,467
Medy-Tox, Inc.	15	6,500

	Shares	Value
COMMON STOCKS (Continued)
South Korea (cont’d.)
NCSoft Corp.	55	$22,361
Netmarble Games Corp., 144A*	26	3,437
Osstem Implant Co. Ltd.*	58	3,542
Samsung Biologics Co. Ltd., 144A*	78	23,080
Samsung Electro-Mechanics Co. Ltd.	108	9,653
Samsung Electronics Co. Ltd.	71	159,766
Samsung SDI Co. Ltd.	54	9,395
Seoul Semiconductor Co. Ltd.	358	7,878
SillaJen, Inc.*	111	4,349
SK Holdings Co. Ltd.	14	3,531
SK Hynix, Inc.	1,109	80,880
SK Innovation Co. Ltd.	42	7,320
S-Oil Corp.	93	10,386

		441,412

Switzerland — 0.6%
Novartis AG	565	48,463
Roche Holding AG	196	50,102
Zur Rose Group AG*	80	10,509

		109,074

Taiwan — 2.8%
Advanced Ceramic X Corp.	1,232	17,201
Airtac International Group	961	13,282
ASPEED Technology, Inc.	477	11,058
Bizlink Holding, Inc.	2,167	19,890
Catcher Technology Co. Ltd.	2,168	20,280
Chroma ATE, Inc.	3,283	11,599
Chunghwa Precision Test Tech Co. Ltd.	269	10,652
Compeq Manufacturing Co. Ltd.	1,000	1,091
Delta Electronics, Inc.	1,902	9,813
E Ink Holdings, Inc.	10,558	14,849
Elite Material Co. Ltd.	3,297	15,701
Getac Technology Corp.	5,441	7,555
Global Unichip Corp.	1,053	6,710
Globalwafers Co. Ltd.	3,754	36,777
Hiwin Technologies Corp.	1,020	9,027
Hota Industrial Manufacturing Co. Ltd.	4,278	20,224
Hu Lane Associate, Inc.	1,532	8,619
Kingpak Technology, Inc.	1,707	15,248
Land Mark Optoelectronics Corp.	2,708	33,402
Largan Precision Co. Ltd.	275	48,514
Realtek Semiconductor Corp.	2,938	10,150
Silicon Motion Technology Corp., ADR	211	10,134
Taiwan High Speed Rail Corp.	3,000	2,382
Taiwan Semiconductor Manufacturing Co. Ltd.	13,203	94,566
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	640	24,032
Voltronic Power Technology Corp.	1,389	24,952
Win Semiconductors Corp.	2,626	16,880

		514,588

Thailand — 0.1%
KCE Electronics PCL	4,219	12,651

United Kingdom — 1.1%
AstraZeneca PLC, ADR(a)	2,470	83,684
Liberty Global PLC (Class A Stock)*	288	9,766
Liberty Global PLC (Class C Stock)*	1,585	51,830

A1381

AST WELLINGTON MANAGEMENT REAL TOTAL RETURN PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

	Shares	Value
COMMON STOCKS (Continued)
United Kingdom (cont’d.)
Smith & Nephew PLC	1,455	$26,299
UBM PLC	2,794	25,568

		197,147

United States — 28.1%
Abbott Laboratories	902	48,131
Acadia Healthcare Co., Inc.*	213	10,173
Advanced Micro Devices, Inc.*	4,650	59,288
Aetna, Inc.	210	33,392
Alkermes PLC*	925	47,027
Allergan PLC	471	96,531
Alnylam Pharmaceuticals, Inc.*	210	24,673
Alphabet, Inc. (Class A Stock)*	104	101,267
Antero Midstream GP LP	505	10,337
Anthem, Inc.	160	30,381
Apple, Inc.	508	78,293
Applied Materials, Inc.	725	37,765
Arena Pharmaceuticals, Inc.*	494	12,597
Arista Networks, Inc.*	92	17,444
athenahealth, Inc.*	120	14,923
Axcelis Technologies, Inc.*	379	10,366
Baxter International, Inc.	204	12,801
Becton, Dickinson and Co.	213	41,737
Biogen, Inc.*	102	31,938
Boston Scientific Corp.*	2,790	81,384
Bristol-Myers Squibb Co.	2,255	143,734
Broadcom Ltd.	103	24,982
Callon Petroleum Co.*(a)	5,462	61,393
Cardinal Health, Inc.	445	29,779
Cavium, Inc.*	254	16,749
CBS Corp. (Class B Non-Voting Stock)	858	49,763
Celgene Corp.*	590	86,034
Centennial Resource Development, Inc. (Class A Stock)*(a)	2,400	43,127
Cerner Corp.*	300	21,395
Charter Communications, Inc. (Class A Stock)*	200	72,684
Ciena Corp.*	938	20,608
Cigna Corp.	180	33,649
Cimarex Energy Co.	686	77,978
Cinemark Holdings, Inc.	453	16,403
Cloudera, Inc.*	830	13,795
Comcast Corp. (Class A Stock)	5,541	213,218
Concho Resources, Inc.*	265	34,906
Continental Resources, Inc.*	629	24,286
Danaher Corp.	135	11,580
Diamondback Energy, Inc.*	1,156	113,242
Edwards Lifesciences Corp.*	100	10,931
Electronic Arts, Inc.*	163	19,244
Eli Lilly & Co.	1,290	110,347
Envision Healthcare Corp.*	343	15,418
EOG Resources, Inc.	760	73,522
EQT Corp.	558	36,404
Expedia, Inc.	119	17,129
Extraction Oil & Gas, Inc.*	1,286	19,792
Facebook, Inc. (Class A Stock)*	798	136,354
Flex Ltd.*	2,824	46,794
Global Payments, Inc.	603	57,303
GTY Technology Holdings, Inc., UTS*	1,405	14,696

	Shares	Value
COMMON STOCKS (Continued)
United States (cont’d.)
Halliburton Co.	976	$44,925
HCA Healthcare, Inc.*	315	25,071
Hologic, Inc.*	295	10,824
Humana, Inc.	53	12,912
Incyte Corp.*	465	54,284
Integrated Device Technology, Inc.*	1,604	42,634
Ironwood Pharmaceuticals, Inc.*	710	11,197
Itron, Inc.*	484	37,486
Jagged Peak Energy, Inc.*(a)	3,722	50,843
Johnson & Johnson	445	57,854
KLA-Tencor Corp.	184	19,504
Laredo Petroleum, Inc.*(a)	4,790	61,935
Liberty Media Corp.-Liberty Braves (Class A Stock)*	1,033	26,207
Liberty Media Corp.-Liberty Formula One (Class C Stock)*	857	32,643
LifePoint Health, Inc.*	145	8,396
Lumentum Holdings, Inc.*	168	9,131
MACOM Technology Solutions Holdings, Inc.*	407	18,156
Match Group, Inc.*	404	9,369
McKesson Corp.	365	56,068
Medicines Co. (The)*	520	19,261
Medtronic PLC	1,195	92,935
Merck & Co., Inc.	940	60,188
Microchip Technology, Inc.(a)	566	50,815
Micron Technology, Inc.*	1,687	66,350
Microsemi Corp.*	340	17,503
Mylan NV*	1,105	34,664
NetApp, Inc.	1,042	45,598
Netflix, Inc.*	270	48,965
New York Times Co. (The) (Class A Stock)	973	19,071
Newfield Exploration Co.*	2,108	62,544
NVIDIA Corp.	440	78,659
Oclaro, Inc.*	1,830	15,793
Outfront Media, Inc., REIT	983	24,752
Parsley Energy, Inc. (Class A Stock)*	757	19,939
PayPal Holdings, Inc.*	451	28,878
Pioneer Natural Resources Co.	298	43,967
Plains GP Holdings LP (Class A Stock)*	671	14,675
ProPetro Holding Corp.*	4,458	63,972
QEP Resources, Inc.*	2,557	21,913
QUALCOMM, Inc.	1,306	67,703
Quantenna Communications, Inc.*	1,259	21,164
Regeneron Pharmaceuticals, Inc.*	159	71,092
Rice Energy, Inc.*	1,614	46,709
salesforce.com, Inc.*	442	41,292
Select Energy Services, Inc. (Class A Stock)*	1,161	18,483
Semtech Corp.*	246	9,237
ServiceNow, Inc.*	441	51,831
Skyworks Solutions, Inc.	91	9,273
Stryker Corp.	350	49,707
Targa Resources Corp.	1,561	73,835
Teradyne, Inc.	987	36,805
Tesla, Inc.*	82	27,970
Texas Instruments, Inc.	528	47,330
Thermo Fisher Scientific, Inc.	210	39,732

A1382

AST WELLINGTON MANAGEMENT REAL TOTAL RETURN PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

		Shares		Value
COMMON STOCKS (Continued)
United States (cont’d.)
Twenty-First Century Fox, Inc. (Class A Stock)			1,953	$51,520
Twenty-First Century Fox, Inc. (Class B Stock)			733	18,904
Ultragenyx Pharmaceutical, Inc.*			300	15,978
UnitedHealth Group, Inc.			570	111,635
Vertex Pharmaceuticals, Inc.*			235	35,729
Viacom, Inc. (Class B Stock)			1,807	50,307
Visa, Inc. (Class A Stock)			360	37,886
Walgreens Boots Alliance, Inc.			380	29,344
Walt Disney Co. (The)			858	84,573
WellCare Health Plans, Inc.*			135	23,185
Workday, Inc. (Class A Stock)*			438	46,161
WPX Energy, Inc.*			3,213	36,950
Zebra Technologies Corp. (Class A Stock)*			195	21,173

				5,063,076

TOTAL COMMON STOCKS (cost $10,208,647)				11,039,864

PREFERRED STOCKS — 0.5%
Brazil — 0.3%
Banco Bradesco SA (PRFC)			1,300	14,440
Braskem SA (PRFC A)			1,100	14,712
Itau Unibanco Holding SA (PRFC)			1,000	13,735
Suzano Papel e Celulose SA (PRFC A)			1,400	8,133

				51,020

South Korea — 0.2%
Samsung Electronics Co. Ltd. (PRFC)			17	30,750

TOTAL PREFERRED STOCKS (cost $72,951)				81,770

UNAFFILIATED EXCHANGE TRADED FUND — 0.0%
TOPIX Exchange Traded Fund (cost $7,916)			520	7,964

Interest Rate	Maturity Date	Principal Amount (000)#
FOREIGN GOVERNMENT BONDS — 16.5%
Austria Government Bond (Austria),
Sr. Unsec’d. Notes, 144A
3.900%	07/15/20	EUR	45	59,735
Canadian Government Bond (Canada),
Bonds
3.500%	12/01/45	CAD	25	24,011
5.000%	06/01/37	CAD	15	16,791
Bonds, TIPS
4.000%	12/01/31	CAD	100	166,163
Denmark Government Bond (Denmark),
Bonds
4.500%	11/15/39	DKK	130	34,707
Finland Government Bond (Finland),
Sr. Unsec’d. Notes, 144A
3.375%	04/15/20	EUR	40	51,994

Interest Rate	Maturity Date	Principal Amount (000)#	Value
FOREIGN GOVERNMENT BONDS (Continued)
French Republic Government Bond OAT (France),
Bonds, TIPS
1.850%	07/25/27	EUR 90	$144,489
3.150%	07/25/32	EUR 95	215,934
Ireland Government Bond (Ireland),
Bonds
4.500%	04/18/20	EUR 25	33,274
5.400%	03/13/25	EUR 25	40,091
Italy Buoni Poliennali del Tesoro (Italy),
Bonds
1.500%	08/01/19	EUR 70	85,241
5.000%	09/01/40	EUR 25	38,290
Sr. Unsec’d. Notes, 144A
4.750%	08/01/23	EUR 75	106,867
Sr. Unsec’d. Notes, TIPS
2.600%	09/15/23	EUR 150	235,318
Kingdom of Belgium Government Bond (Belgium),
Unsec’d. Notes, 144A
2.600%	06/22/24	EUR 40	54,952
Netherlands Government Bond (Netherlands),
Bonds, 144A
2.000%	07/15/24	EUR 40	53,348
4.000%	01/15/37	EUR 15	27,016
Norway Government Bond (Norway),
Bonds, 144A
3.000%	03/14/24	NOK 580	80,530
3.750%	05/25/21	NOK 235	32,501
Spain Government Bond (Spain),
Bonds
1.400%	01/31/20	EUR 40	49,025
Sr. Unsec’d. Notes, 144A
4.400%	10/31/23	EUR 55	79,461
Sweden Government Bond (Sweden),
Bonds
2.500%	05/12/25	SEK 315	44,487
5.000%	12/01/20	SEK 315	45,204
United Kingdom Gilt (United Kingdom),
Bonds
3.750%	09/07/21	GBP 15	22,541
5.000%	03/07/25	GBP 15	25,756
Unsec’d. Notes
3.500%	01/22/45	GBP 25	44,492
United Kingdom Gilt Inflation Linked (United Kingdom),
Bonds, TIPS
0.625%	03/22/40	GBP 35	93,438
0.750%	11/22/47	GBP 65	210,883
1.125%	11/22/37	GBP 65	191,663
1.250%	11/22/27	GBP 55	137,673
1.250%	11/22/32	GBP 65	162,997
1.250%	11/22/55	GBP 40	181,787
2.500%	07/17/24	GBP 40	195,516

TOTAL FOREIGN GOVERNMENT BONDS (cost $2,876,839)			2,986,175

TOTAL LONG-TERM INVESTMENTS (cost $13,166,353)			14,115,773

A1383

AST WELLINGTON MANAGEMENT REAL TOTAL RETURN PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

	Shares	Value
SHORT-TERM INVESTMENTS — 23.3%

AFFILIATED MUTUAL FUND — 2.3%
Prudential Investment Portfolios 2 - Prudential Institutional Money Market Fund (cost $419,980; includes $419,545 of cash collateral for securities on loan)(b)(w)	419,938	$419,980

UNAFFILIATED MUTUAL FUND — 20.1%
Morgan Stanley Institutional Liquidity Funds - Government Portfolio (cost $3,619,558)	3,619,558	3,619,558

OPTIONS PURCHASED* — 0.9%
(cost $219,746)		160,767

TOTAL SHORT-TERM INVESTMENTS (cost $4,259,284)		4,200,305

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN — 101.5%
(cost $17,425,637)		18,316,078

OPTIONS WRITTEN* — (2.0)%
(premiums received $304,601)		(369,913)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN — 99.5% (cost $17,121,036)		17,946,165
Other assets in excess of liabilities(z) — 0.5%		96,152

NET ASSETS — 100.0%		$18,042,317

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $409,266; cash collateral of $419,545 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(w)	PGIM Investments LLC, the manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Institutional Money Market Fund.
(z)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end, with the exception of options which are included in net assets at market value:

Exchange Traded Options - Purchased:

					Notional
	Call/	Expiration	Strike		Amount
Description	Put	Date	Price	Contracts	(000)#	Value
CBOE Volatility Index Futures	Call	11/15/17	$22.00	226	23	$11,300
iPath S&P 500 Vix Short- Term Futures	Put	01/18/19	$5.00	5	1	255
ProShares Short Vix Short-Term Futures	Put	01/19/18	$25.00	196	20	12,152

						$23,707

Exchange Traded Options - Written:

					Notional
	Call/	Expiration	Strike		Amount
Description	Put	Date	Price	Contracts	(000)#	Value
iPath S&P 500 Vix Short- Term Futures	Call	01/19/18	$35.00	5	1	$(3,725)
CBOE Volatility Index Futures	Call	11/15/17	$17.00	125	13	(10,250)
SPDR S&P 500 ETF Trust	Put	12/15/17	$225.00	1	— (r)	(72)
CBOE Volatility Index Futures	Put	10/18/17	$19.00	414	41	(311,328)

						$(325,375)

A1384

AST WELLINGTON MANAGEMENT REAL TOTAL RETURN PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

OTC Traded Options - Purchased:

						Notional
	Call/		Expiration	Strike		Amount
Description	Put	Counterparty	Date	Price	Contracts	(000)#			Value
Currency Option USD vs JPY	Call	Bank of America	01/15/19	125.00	—		1,567		$11,186
Currency Option USD vs TWD	Call	JPMorgan Chase	11/16/17	30.90	—		6		1,964
Currency Option USD vs TWD	Call	JPMorgan Chase	12/15/17	30.80	—		4		606
Currency Option AUD vs NZD	Call	Morgan Stanley	11/13/17	1.13	—	AUD	3		364
Currency Option EUR vs NOK	Call	Deutsche Bank AG	11/20/17	9.58	—	EUR	2		883
Currency Option USD vs JPY	Call	JPMorgan Chase	09/20/22	110.00	—		67		2,951
Currency Option USD vs CNH	Call	Citigroup Global Markets	03/08/18	7.00	—		100		279
Currency Option USD vs JPY	Call	Citigroup Global Markets	10/13/17	112.50	—		50		320
Currency Option USD vs TWD	Call	Morgan Stanley	12/20/17	30.55	—		3		2,330
Currency Option EUR vs TRY	Put	JPMorgan Chase	12/22/17	4.20	—	EUR	1		1,116
Currency Option EUR vs TRY	Put	Goldman Sachs & Co.	05/28/18	3.80	—	EUR	5		591
Currency Option EUR vs TRY	Put	Deutsche Bank AG	06/20/18	4.00	—	EUR	5		450
Currency Option EUR vs TRY	Put	Bank of America	07/05/18	4.00	—	EUR	4		15
Currency Option USD vs IDR	Put	JPMorgan Chase	04/29/19	13,330.00	—		3		629
Currency Option EUR vs TRY	Put	Morgan Stanley	11/27/17	4.18	—	EUR	1		336
Currency Option USD vs JPY	Put	Citigroup Global Markets	10/13/17	112.50	—		50		360

									$24,380

OTC Traded Options - Written:
						Notional
	Call/		Expiration	Strike		Amount
Description	Put	Counterparty	Date	Price	Contracts	(000)#			Value
Currency Option AUD vs NZD	Call	Morgan Stanley	10/12/17	1.13	—	AUD	3		$(40)
Currency Option USD vs JPY	Call	Bank of America	01/15/19	145.00	—		1,567		(1,735)
Currency Option USD vs JPY	Call	JPMorgan Chase	09/20/22	135.00	—		67		(873)
Currency Option USD vs TWD	Call	Morgan Stanley	10/25/17	30.55	—		3		(1,953)
Currency Option USD vs CNH	Put	Citigroup Global Markets	03/08/18	6.20	—		100		(35)
VanEck Vectors Gold Miners ETF	Put	Morgan Stanley	12/15/17	22.00	703		70		(394)
S&P 500 Index	Put	Morgan Stanley	12/15/17	2,325.00	7		1		(76)
DAX Index	Put	Goldman Sachs & Co.	01/19/18	11,750.00	1		—	(r)	(124)
SPDR S&P 500 ETF Trust	Put	Bank of America	01/19/18	45.00	312		31		(94)

									$(5,324)

OTC Swaptions - Purchased:
								Notional
	Call/		Expiration	Strike				Amount
Description	Put	Counterparty	Date	Price	Receive		Pay	(000)#		Value
1- Year x 1- Year Interest Rate Swap, 06/20/19	Call	Citigroup Global Markets	06/18/18	1.86%	1.86	%(S)	3 Month LIBOR(Q)		$160	223
2- Year x 7- Year Interest Rate Swap, 06/19/26	Call	Citigroup Global Markets	06/17/19	2.47%	2.47	%(S)	3 Month LIBOR(Q)		160	4,197
20- Year x 10- Year Interest Rate Swap, 06/15/37	Call	Bank of America	06/15/37	2.65%	2.65	%(S)	3 Month LIBOR(Q)		50	2,575
1- Year x 1- Year Interest Rate Swap, 06/20/19	Call	Goldman Sachs & Co.	06/18/18	(0.15)%	(0.15	%)(A)	3 Month EURIBOR(Q)	EUR	1,200	1,808
1- Year x 1- Year Interest Rate Swap, 06/20/19	Call	JPMorgan Chase	06/20/18	0.51%	0.51	%(S)	6 Month GBP LIBOR(S)	GBP	395	26
11 Month x 10 Year Interest Rate Swap, 06/20/28	Call	Bank of America	06/19/18	1.99%	1.99	%(Q)	3 Month KRW LIBOR(Q)	KRW	88,750	736
5- Year x 5- Year Interest Rate Swap, 06/15/27	Call	JPMorgan Chase	06/13/22	0.40%	0.40	%(S)	6 Month JPY LIBOR(S)	JPY	26,690	2,615

A1385

AST WELLINGTON MANAGEMENT REAL TOTAL RETURN PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Description	Call/ Put	Counterparty	Expiration Date	Strike Price	Receive	Pay	Notional Amount (000)#		Value
2- Year x 4- Year Interest Rate Swap, 06/19/23	Call	JPMorgan Chase	06/19/19	0.92%	0.92%(S)	6 Month GBP LIBOR(S)	GBP	395	3,165
3 Month x 10 Year Interest Rate Swap, 10/18/27	Call	JPMorgan Chase	10/16/17	2.25%	2.25%(S)	3 Month LIBOR(Q)		230	701
3 Month x 5 Year Interest Rate Swap, 10/18/27	Call	Barclays Capital Group	10/16/17	1.50%	1.50%(A)	6 Month EURIBOR(S)	EUR	185	163
5- Year x 10- Year Interest Rate Swap, 09/21/32	Call	Citigroup Global Markets	09/19/22	1.35%	1.35%(A)	6 Month EURIBOR(S)	EUR	113	4,249
6 Month x 5 Year Interest Rate Swap, 03/21/23	Call	Bank of America	03/20/18	2.74%	2.74%(S)	6 Month BBSW(S)	AUD	205	1,243
1- Year x 20- Year Interest Rate Swap, 11/08/37	Put	Morgan Stanley	11/06/17	0.70%	6 Month JPY LIBOR(S)	0.70%(S)	JPY	38,890	1,298
7- Year x 30- Year Interest Rate Swap, 04/10/54	Put	Morgan Stanley	04/08/24	3.92%	6 Month EURIBOR(S)	3.92%(A)	EUR	615	20,387
7- Year x 30- Year Interest Rate Swap, 04/10/54	Put	Goldman Sachs & Co.	04/08/24	3.92%	6 Month EURIBOR(S)	3.92%(A)	EUR	185	6,133
1- Year x 1- Year Interest Rate Swap, 06/20/19	Put	Citigroup Global Markets	06/18/18	1.86%	3 Month LIBOR(Q)	1.86%(S)		160	194
2- Year x 7- Year Interest Rate Swap, 06/29/26	Put	Citigroup Global Markets	06/17/19	2.47%	3 Month LIBOR(Q)	2.47%(S)		160	3,134
20- Year x 10- Year Interest Rate Swap, 06/15/37	Put	Bank of America	06/15/37	2.65%	3 Month LIBOR(Q)	2.65%(S)		50	2,551
4- Year x 30- Year Interest Rate Swap, 04/08/51	Put	Deutsche Bank AG	04/06/21	5.17%	3 Month LIBOR(Q)	5.17%(S)		505	2,789
4- Year x 30- Year Interest Rate Swap, 04/08/51	Put	Bank of America	04/06/21	5.17%	3 Month LIBOR(Q)	5.17%(S)		570	3,147
5- Year x 5- Year Interest Rate Swap, 06/15/27	Put	JPMorgan Chase	06/13/22	0.40%	6 Month JPY LIBOR(S)	0.40%(S)	JPY	26,690	2,510
7- Year x 10- Year Interest Rate Swap, 04/04/34	Put	Goldman Sachs & Co.	04/02/24	4.88%	3 Month LIBOR(Q)	4.88%(S)		1,425	18,562
11 Month x 10 Year Interest Rate Swap, 06/20/28	Put	Bank of America	06/19/18	1.99%	3 Month KRW LIBOR(Q)	1.99%(Q)	KRW	88,750	1,574
1- Year x 1- Year Interest Rate Swap, 06/20/19	Put	JPMorgan Chase	06/20/18	0.51%	6 Month GBP LIBOR(S)	0.51%(S)	GBP	395	2,215
10- Year x 5- Year Interest Rate Swap, 06/16/32	Put	Goldman Sachs & Co.	06/14/27	2.70%	3 Month LIBOR(Q)	2.70%(S)		395	13,857
2- Year x 4- Year Interest Rate Swap, 06/19/23	Put	JPMorgan Chase	06/19/19	0.92%	6 Month GBP LIBOR(S)	0.92%(S)	GBP	395	11,539
6 Month x 5 Year Interest Rate Swap, 03/21/23	Put	Bank of America	03/20/18	2.74%	6 Month BBSW(S)	2.74%(S)	AUD	205	1,089

									$112,680

OTC Swaptions - Written:

Description	Call/ Put	Counterparty	Expiration Date	Strike Price	Receive	Pay	Notional Amount (000)#		Value
1- Year x 1- Year Interest Rate Swap, 06/20/19	Call	Goldman Sachs & Co.	06/18/18	(0.40)%	3 Month EURIBOR(Q)	(0.40%)(A)	EUR	1200	(161)
1- Year x 1- Year Interest Rate Swap, 09/20/19	Call	Goldman Sachs & Co.	06/18/18	(0.30)%	3 Month EURIBOR(Q)	(0.30%)(A)	EUR	1200	(553)
1- Year x 5- Year Interest Rate Swap, 06/20/23	Call	JPMorgan Chase	06/20/18	0.84%	6 Month GBP LIBOR(S)	0.84%(S)	GBP	395	(1,342)
1- Year x 8- Year Interest Rate Swap, 06/20/26	Call	Citigroup Global Markets	06/18/18	2.39%	3 Month LIBOR(Q)	2.39%(S)		160	(3,138)
3 Month x 10 Year Interest Rate Swap, 10/18/27	Call	JPMorgan Chase	10/16/17	2.50%	3 Month LIBOR(Q)	2.50%(S)		230	(4,516)

A1386

AST WELLINGTON MANAGEMENT REAL TOTAL RETURN PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

OTC Swaptions - Written (con’t):

Description	Call/ Put	Counterparty	Expiration Date	Strike Price	Receive	Pay	Notional Amount (000)#			Value
5- Year x 10- Year Interest Rate Swap, 09/21/32	Call	Citigroup Global Markets	09/21/22	1.25%	6 Month GBP LIBOR(S)	1.25%(S)	$	GBP	108	(4,839)
1- Year x 5- Year Interest Rate Swap, 06/20/23	Put	JPMorgan Chase	06/20/18	0.84%	0.84%(S)	6 Month GBP LIBOR(S)		GBP	395	(11,894)
1- Year x 8- Year Interest Rate Swap, 06/20/26	Put	Citigroup Global Markets	06/18/18	2.39%	2.39%(S)	3 Month LIBOR(Q)			160	(2,009)
5- Year x 1- Year Interest Rate Swap, 06/15/28	Put	Goldman Sachs & Co.	06/13/22	2.70%	2.70%(S)	3 Month LIBOR(Q)			1880	(10,762)

										$(39,214)

(r)	Notional amount is less than $500 par

Futures contracts outstanding at September 30, 2017:

					Value /
Number			Value at	Current	Unrealized
of		Expiration	Trade	Notional	Appreciation
Contracts	Type	Date	Date	Amount	(Depreciation)
Long Positions:
1	5 Year Euro-Bobl	Dec. 2017	$155,502	$155,041	$(461)
3	5 Year U.S. Treasury Notes	Dec. 2017	354,578	352,500	(2,078)
9	10 Year Euro-Bund.	Dec. 2017	1,724,501	1,712,670	(11,831)
1	10 Year Japanese Bonds	Dec. 2017	1,343,524	1,336,148	(7,376)
3	10 Year Mini Japanese Government Bonds	Dec. 2017	402,870	400,924	(1,946)
5	10 Year U.K. Gilt	Dec. 2017	850,195	829,995	(20,200)
7	20 Year U.S. Treasury Bonds	Dec. 2017	1,089,633	1,069,688	(19,945)
4	30 Year U.S. Ultra Treasury Bonds	Dec. 2017	670,844	660,500	(10,344)
2	Amsterdam Index	Oct. 2017	248,670	253,823	5,153
1	ASX SPI 200 Index	Dec. 2017	111,385	111,149	(236)
14	Australian Dollar Currency	Dec. 2017	1,124,205	1,097,040	(27,165)
4	BIST National 30 Index	Oct. 2017	14,513	14,297	(216)
5	CAC40 10 Euro	Oct. 2017	307,316	314,768	7,452
9	Canadian Dollar Currency	Dec. 2017	740,695	722,295	(18,400)
11	Euro Schatz. DUA Index	Dec. 2017	1,458,521	1,457,783	(738)
1	Euro STOXX 50 Index	Dec. 2017	41,284	42,265	981
10	Euro STOXX 50 Index Dividend	Dec. 2017	137,862	138,163	301
41	Euro STOXX 50 Index Dividend	Dec. 2018	591,522	600,875	9,353
1	Euro-OAT	Dec. 2017	184,255	183,359	(896)
1	FTSE 100 Index	Dec. 2017	98,024	98,215	191
1	FTSE/MIB Index	Dec. 2017	130,836	133,743	2,907
2	Hang Seng China Enterprises Index	Oct. 2017	139,306	139,613	307
2	KOSPI 200 Index	Dec. 2017	136,050	138,669	2,619
2	Mini MSCI Emerging Markets Index	Dec. 2017	109,655	108,930	(725)
3	MSCI Taiwan Stock Index	Oct. 2017	115,170	115,410	240
6	S&P 500 E-Mini Index	Dec. 2017	738,270	754,830	16,560
2	S&P Mid Cap 400 E-Mini Index	Dec. 2017	347,690	359,140	11,450

					(65,043)

Short Positions:
2	2 Year U.S. Treasury Notes	Dec. 2017	431,438	431,406	32
10	3 Year Australian Treasury Bonds	Dec. 2017	2,369,279	2,367,888	1,391
3	10 Year Australian Treasury Bonds	Dec. 2017	2,296,467	2,294,577	1,890
5	10 Year Canadian Government Bonds	Dec. 2017	550,543	542,176	8,367
25	10 Year U.S. Treasury Notes	Dec. 2017	3,165,617	3,132,813	32,804
29	British Pound Currency	Dec. 2017	2,397,938	2,435,819	(37,881)
1	CBOE Volatility Index	Jan. 2018	14,950	14,775	175
17	Euro Currency	Dec. 2017	2,559,775	2,521,206	38,569
1	Euro STOXX 50 Index Dividend	Dec. 2019	14,242	14,762	(520)
2	Euro STOXX 50 Index Dividend	Dec. 2020	27,409	28,673	(1,264)
1	FTSE/JSE Top 40 Index	Dec. 2017	37,291	37,032	259
25	Japanese Yen Currency	Dec. 2017	2,881,875	2,787,500	94,375
1	MEX Bolsa Index	Dec. 2017	27,850	27,797	53

A1387

AST WELLINGTON MANAGEMENT REAL TOTAL RETURN PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Futures contracts outstanding at September 30, 2017 (continued):

					Value /
Number			Value at	Current	Unrealized
of		Expiration	Trade	Notional	Appreciation
Contracts	Type	Date	Date	Amount	(Depreciation)
Short Positions (cont’d.):
1	Norwegian Krone Currency	Dec. 2017	$255,380	$251,420	$ 3,960
1	S&P/TSX 60 Index	Dec. 2017	140,083	147,257	(7,174)
1	Swedish Krona Currency	Dec. 2017	252,060	246,480	5,580
5	Swiss Franc Currency	Dec. 2017	655,648	648,625	7,023
8	TOPIX Index	Dec. 2017	1,116,907	1,190,846	(73,939)

					73,700

					$ 8,657

Cash and foreign currency of $468,946 has been segregated with Goldman Sachs & Co. to cover requirements for open futures contracts at

September 30, 2017.

			Notional	Value at		Unrealized
			Amount	Settlement	Current	Appreciation
Purchase Contracts	Counterparty		(000)	Date	Value	(Depreciation)
OTC forward foreign currency exchange contracts:
Australian Dollar,
Expiring 10/24/17	Bank of America	AUD	40	$32,013	$31,366	$(647)
Expiring 10/24/17	Citigroup Global Markets	AUD	30	23,914	23,524	(390)
Expiring 10/31/17	Bank of America	AUD	305	242,457	239,144	(3,313)
Brazilian Real,
Expiring 10/03/17	Bank of America	BRL	60	19,327	18,934	(393)
Expiring 10/03/17	Citigroup Global Markets	BRL	375	117,936	118,335	399
Expiring 10/03/17	Citigroup Global Markets	BRL	280	88,384	88,356	(28)
Expiring 10/03/17	Citigroup Global Markets	BRL	210	67,851	66,267	(1,584)
Expiring 10/03/17	Citigroup Global Markets	BRL	155	48,927	48,912	(15)
Expiring 10/03/17	Citigroup Global Markets	BRL	70	22,096	22,089	(7)
Expiring 10/03/17	Deutsche Bank AG	BRL	70	21,989	22,089	100
Expiring 11/03/17	Deutsche Bank AG	BRL	435	136,088	136,659	571
British Pound,
Expiring 10/31/17	Citigroup Global Markets	GBP	135	182,565	181,092	(1,473)
Expiring 12/15/17	Citigroup Global Markets	GBP	60	78,592	80,596	2,004
Expiring 12/15/17	JPMorgan Chase	GBP	40	52,934	53,730	796
Canadian Dollar,
Expiring 10/31/17	Bank of America	CAD	200	162,381	160,324	(2,057)
Expiring 12/15/17	Bank of America	CAD	30	24,566	24,056	(510)
Expiring 12/15/17	Citigroup Global Markets	CAD	130	103,764	104,240	476
Chinese Renminbi,
Expiring 03/12/18	Citigroup Global Markets	CNH	97	14,749	14,445	(304)
Euro,
Expiring 10/31/17	Bank of America	EUR	175	208,333	207,196	(1,137)
Expiring 10/31/17	Citigroup Global Markets	EUR	62	74,272	73,406	(866)
Expiring 01/04/18	Bank of America	EUR	20	24,024	23,773	(251)
Expiring 01/04/18	Citigroup Global Markets	EUR	30	36,299	35,659	(640)
Hungarian Forint,
Expiring 10/31/17	Citigroup Global Markets	HUF	42,760	163,343	162,358	(985)
Expiring 10/31/17	JPMorgan Chase	HUF	12,020	45,914	45,639	(275)
Indian Rupee,
Expiring 10/31/17	Deutsche Bank AG	INR	45,290	692,825	690,410	(2,415)
Japanese Yen,
Expiring 10/31/17	Citigroup Global Markets	JPY	5,200	46,632	46,286	(346)
Mexican Peso,
Expiring 10/31/17	Citigroup Global Markets	MXN	5,000	279,107	273,092	(6,015)
New Taiwanese Dollar,
Expiring 10/31/17	Deutsche Bank AG	TWD	12,900	428,173	426,080	(2,093)
New Zealand Dollar,
Expiring 10/31/17	JPMorgan Chase	NZD	410	298,033	295,950	(2,083)

A1388

AST WELLINGTON MANAGEMENT REAL TOTAL RETURN PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

(continued):

			Notional	Value at		Unrealized
			Amount	Settlement	Current	Appreciation
Purchase Contracts	Counterparty		(000)	Date	Value	(Depreciation)
OTC forward foreign currency exchange contracts (cont’d.):
New Zealand Dollar (cont’d.),
Expiring 12/11/17	Deutsche Bank AG	NZD	60	$43,217	$43,275	$58
Norwegian Krone,
Expiring 10/31/17	Bank of America	NOK	180	23,065	22,616	(449)
Expiring 10/31/17	Citigroup Global Markets	NOK	450	57,685	56,542	(1,143)
Expiring 10/31/17	JPMorgan Chase	NOK	1,125	144,178	141,354	(2,824)
Polish Zloty,
Expiring 10/31/17	JPMorgan Chase	PLN	615	171,204	168,534	(2,670)
Singapore Dollar,
Expiring 10/31/17	Deutsche Bank AG	SGD	395	292,530	291,313	(1,217)
South African Rand,
Expiring 10/31/17	Deutsche Bank AG	ZAR	1,930	144,421	141,793	(2,628)
South Korean Won,
Expiring 10/31/17	Bank of America	KRW	68,000	60,037	59,395	(642)
Swedish Krona,
Expiring 10/31/17	Bank of America	SEK	180	22,460	22,140	(320)
Expiring 10/31/17	Deutsche Bank AG	SEK	700	87,333	86,100	(1,233)
Expiring 10/31/17	JPMorgan Chase	SEK	1,060	132,285	130,380	(1,905)
Swiss Franc,
Expiring 10/31/17	Bank of America	CHF	125	128,732	129,363	631
Expiring 11/09/17	Bank of America	CHF	30	31,542	31,065	(477)

				$5,076,177	$5,037,877	(38,300)

			Notional	Value at		Unrealized
			Amount	Settlement	Current	Appreciation
Sale Contracts	Counterparty		(000)	Date	Value	(Depreciation)
OTC forward foreign currency exchange contracts:
Brazilian Real,
Expiring 10/03/17	Citigroup Global Markets	BRL	280	$ 88,059	$ 88,357	$ (298)
Expiring 10/03/17	Citigroup Global Markets	BRL	220	69,444	69,422	22
Expiring 10/03/17	Citigroup Global Markets	BRL	155	48,927	48,912	15
Expiring 10/03/17	Citigroup Global Markets	BRL	70	22,096	22,089	7
Expiring 10/03/17	Citigroup Global Markets	BRL	60	18,939	18,933	6
Expiring 10/03/17	Deutsche Bank AG	BRL	435	136,646	137,267	(621)
Expiring 11/03/17	Deutsche Bank AG	BRL	70	21,899	21,991	(92)
British Pound,
Expiring 10/31/17	Citigroup Global Markets	GBP	40	54,093	53,657	436
Expiring 12/15/17	Bank of America	GBP	10	13,557	13,433	124
Expiring 12/15/17	Deutsche Bank AG	GBP	30	39,866	40,298	(432)
Expiring 12/15/17	JPMorgan Chase	GBP	60	77,504	80,596	(3,092)
Expiring 12/15/17	JPMorgan Chase	GBP	40	52,517	53,730	(1,213)
Canadian Dollar,
Expiring 10/31/17	Bank of America	CAD	45	36,536	36,073	463
Euro,
Expiring 10/31/17	Bank of America	EUR	50	59,524	59,199	325
Expiring 12/12/17	Bank of America	EUR	40	47,769	47,476	293
Hungarian Forint,
Expiring 10/31/17	Citigroup Global Markets	HUF	14,125	53,957	53,632	325
Indian Rupee,
Expiring 10/31/17	Deutsche Bank AG	INR	8,850	135,383	134,911	472
Expiring 10/31/17	Deutsche Bank AG	INR	1,390	21,100	21,190	(90)
Japanese Yen,
Expiring 10/31/17	Citigroup Global Markets	JPY	19,165	171,866	170,590	1,276
Expiring 10/31/17	JPMorgan Chase	JPY	12,270	110,003	109,217	786
Mexican Peso,
Expiring 10/31/17	Citigroup Global Markets	MXN	1,350	75,359	73,735	1,624

A1389

AST WELLINGTON MANAGEMENT REAL TOTAL RETURN PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

(continued):

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts (cont’d.):
New Taiwanese Dollar,
Expiring 10/31/17	Deutsche Bank AG	TWD	3,880	$128,784	$128,154	$630
Expiring 10/31/17	Deutsche Bank AG	TWD	730	24,085	24,111	(26)
New Zealand Dollar,
Expiring 12/11/17	Deutsche Bank AG	NZD	70	51,959	50,487	1,472
Expiring 12/11/17	JPMorgan Chase	NZD	170	122,794	122,612	182
Polish Zloty,
Expiring 10/31/17	JPMorgan Chase	PLN	195	54,284	53,437	847
Singapore Dollar,
Expiring 10/31/17	Deutsche Bank AG	SGD	125	92,573	92,188	385
Expiring 10/31/17	Deutsche Bank AG	SGD	40	29,445	29,500	(55)
South African Rand,
Expiring 10/31/17	Bank of America	ZAR	440	32,680	32,326	354
Expiring 10/31/17	Deutsche Bank AG	ZAR	1,000	74,830	73,468	1,362
South Korean Won,
Expiring 10/31/17	Bank of America	KRW	329,610	291,010	287,900	3,110
Expiring 10/31/17	Bank of America	KRW	40,600	35,739	35,462	277
Swedish Krona,
Expiring 10/31/17	JPMorgan Chase	SEK	575	71,758	70,725	1,033
Swiss Franc,
Expiring 10/26/17	Citigroup Global Markets	CHF	120	124,724	124,147	577
Expiring 10/31/17	Bank of America	CHF	65	66,940	67,268	(328)

				$2,556,649	$2,546,493	10,156

						$(28,144)

Credit default swap agreements outstanding at September 30, 2017:

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Value at Trade Date	Value at September 30, 2017(4)	Unrealized Appreciation (Depreciation)
Centrally cleared credit default swaps on credit indices – Sell Protection(2):
CDX. EM.28	12/20/22	1.000%(Q)	395	$(16,675)	$(15,752)	$923
CDX.NA.HY.28	06/20/22	5.000%(Q)	335	23,881	26,412	2,531
CDX.NA.IG.29	12/20/22	1.000%(Q)	1,219	24,526	27,037	2,511
iTraxx Europe Crossover S27.V1	06/20/22	5.000%(Q)	EUR 250	28,590	37,601	9,011
iTraxx Europe S28.V1	12/20/22	1.000%(Q)	EUR 1,045	27,544	28,059	515

				$87,866	$103,357	$15,491

Reference Entity/Obligation	Termination Date	Fixed Rate		Notional Amount (000)#(3)	Fair Value(4)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC credit default swaps on credit indices – Sell Protection(2):
iTraxx Europe Senior Financial S28. V1	12/20/22	1.000	%(Q)	EUR 782	$19,616	$20,386	$ (770)	Citigroup Global Markets

The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

A1390

AST WELLINGTON MANAGEMENT REAL TOTAL RETURN PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

(2)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)	The fair value of credit default swap agreements on credit indices and asset-backed securities serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, when compared to the notional amount of the swap, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Interest rate swap agreements outstanding at September 30, 2017:

Notional Amount# (000)		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at September 30, 2017	Unrealized Appreciation (Depreciation)
Centrally cleared swap agreements:
CHF	160	09/19/21	(0.280)%(A)	6 Month CHF LIBOR(2)(S)	$ —	$ (364)	$ (364)
CHF	95	09/18/29	0.900%(A)	6 Month CHF LIBOR(1)(S)	—	620	620
EUR	140	09/19/21	0.134%(A)	6 Month EURIBOR(1)(S)	—	366	366
EUR	105	09/19/21	0.168%(A)	6 Month EURIBOR(1)(S)	—	148	148
EUR	103	09/19/21	0.158%(A)	6 Month EURIBOR(1)(S)	149	181	32
EUR	105	09/15/24	1.035%(A)	6 Month EURIBOR(2)(S)	(141)	(230)	(89)
EUR	105	09/15/24	0.993%(A)	6 Month EURIBOR(2)(S)	—	(384)	(384)
EUR	90	09/18/29	1.850%(A)	6 Month EURIBOR(2)(S)	—	(527)	(527)
EUR	50	09/21/32	1.850%(A)	6 Month EURIBOR(1)(S)	—	210	210
GBP	100	09/19/21	0.823%(S)	6 Month GBP LIBOR(2)(S)	—	(1,244)	(1,244)
GBP	96	09/19/21	0.990%(S)	6 Month GBP LIBOR(2)(S)	(439)	(562)	(123)
GBP	101	09/15/24	1.390%(S)	6 Month GBP LIBOR(1)(S)	365	565	200
GBP	100	09/15/24	1.276%(S)	6 Month GBP LIBOR(1)(S)	—	994	994
GBP	45	09/21/32	1.750%(S)	6 Month GBP LIBOR(2)(S)	—	(568)	(568)
JPY	18,275	09/20/27	0.259%(S)	6 Month JPY LIBOR(2)(S)	—	38	38
JPY	11,885	09/20/27	0.245%(S)	6 Month JPY LIBOR(1)(S)	—	123	123
JPY	3,965	09/20/27	0.275%(S)	6 Month JPY LIBOR(2)(S)	—	(24)	(24)
JPY	3,960	09/20/27	0.325%(S)	6 Month JPY LIBOR(2)(S)	—	152	152

A1391

AST WELLINGTON MANAGEMENT REAL TOTAL RETURN PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Notional Amount# (000)		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at September 30, 2017	Unrealized Appreciation (Depreciation)
Centrally cleared swap agreements (cont’d.):
JPY	3,960	09/20/27	0.295%(S)	6 Month JPY LIBOR(2)(S)	$ —	$ 128	$ 128
JPY	3,960	09/20/27	0.295%(S)	6 Month JPY LIBOR(1)(S)	—	(73)	(73)
JPY	3,960	09/20/27	0.275%(S)	6 Month JPY LIBOR(1)(S)	—	(64)	(64)
JPY	3,960	09/20/27	0.245%(S)	6 Month JPY LIBOR(1)(S)	—	130	130
JPY	3,960	09/20/27	0.259%(S)	6 Month JPY LIBOR(1)(S)	—	(8)	(8)
JPY	2,435	09/20/27	0.230%(S)	6 Month JPY LIBOR(1)(S)	—	112	112
	545	09/18/20	2.017%(S)	3 Month LIBOR(2)(Q)	—	(298)	(298)
	540	09/18/20	2.000%(S)	3 Month LIBOR(2)(Q)	—	(385)	(385)
	565	09/16/21	2.104%(S)	3 Month LIBOR(1)(Q)	—	346	346
	560	09/16/21	2.134%(S)	3 Month LIBOR(1)(Q)	—	187	187
	57	09/20/28	2.292%(S)	3 Month LIBOR(2)(Q)	—	(546)	(546)
	71	09/20/38	2.664%(S)	3 Month LIBOR(1)(Q)	—	441	441
	10	06/17/47	2.481%(S)	3 Month LIBOR(1)(Q)	—	87	87

					$(66)	$(449)	$(383)

Cash of $132,769 has been segregated with Morgan Stanley to cover requirements for open centrally cleared swap contracts at September 30, 2017.

(1) The Portfolio pays the fixed rate and receives the floating rate.

(2) The Portfolio pays the floating rate and receives the fixed rate.

Total return swap agreements outstanding at September 30, 2017:

Counterparty	Termination Date	Long(Short) Notional Amount (000)#	Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(1)
OTC swap agreements:
Bank of America	6/29/18	706	Pay monthly payments based on 1 Month LIBOR -25bps and receive monthly variable payments based on Powershares DB Agriculture Fund	$(73)	$—	$(73)
Bank of America	6/29/18	703	Pay monthly payments based on 1 Month LIBOR -25bps and receive monthly variable payments based on Powershares DB Base Metal Fund	(73)	—	(73)
Bank of America	6/29/18	551	Pay monthly payments based on 1 Month LIBOR -25bps and receive monthly variable payments based on Powershares DB Energy Fund	(57)	—	(57)
Bank of America	6/29/18	725	Pay monthly payments based on 1 Month LIBOR -25bps and receive monthly variable payments based on Powershares DB Precious Metals Fund	(75)	—	(75)

A1392

AST WELLINGTON MANAGEMENT REAL TOTAL RETURN PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Total return swap agreements outstanding at September 30, 2017 (continued):

Long(Short)	Upfront
Notional	Premiums	Unrealized
Termination	Amount	Fair	Paid	Appreciation
Counterparty	Date	(000)#	Description	Value	(Received)	(Depreciation)(1)

OTC swap agreements (cont’d.):
Bank of America	6/29/18	(90)	Receive monthly payments based on 1 Month LIBOR and pay monthly variable payments based on the market fluctuation of the S&P 500 Energy Sector Total Return Index	$99	$—	$ 99
Bank of America	4/30/18	(1,819)	Receive monthly payments based on 1 Month LIBOR +25bps and pay monthly variable payments based on the market fluctuation of the S&P North American Technology Sector Index	187	—	187
Bank of America	6/29/18	(20)	Receive monthly payments based on 1 Month LIBOR +30bps and pay monthly variable payments based on the market fluctuation of the MSCI AC Asia Pac Information Technology Gross Total Return USD Index	22	—	22
Bank of America	6/29/18	(459)	Receive monthly payments based on 1 Month LIBOR +34bps and pay monthly variable payments based on the market fluctuation of the S&P 500 Energy Sector Total Return Index	47	—	47
Bank of America	6/29/18	(19)	Receive monthly payments based on 1 Month LIBOR +34bps and pay monthly variable payments based on the market fluctuation of the S&P North American Technology Sector Index	59	—	59
Bank of America	9/28/18	HKD	(327)	Receive monthly payments based on the 1 Month HIBOR +25bps and pay monthly variable payments based on the market fluctuation of the MSCI China Consumer Discretionary Index	(119)	—	(119)
Bank of America	12/31/17	(67)	Receive monthly payments based on the 1 Month LIBOR +30bps and pay monthly variable payments based on total return rate on S&P 500 Energy Sector Total Return Index	76	—	76
Bank of America	11/30/17	(31)	Receive monthly payments based on the 1 Month LIBOR +32bps and pay monthly variable payments based on total return rate on S&P North American Technology Sector Index	32	—	32
Bank of America	9/28/18	(2)	Receive monthly payments based on the 1 Month LIBOR -148bps and pay monthly variable payments based on the market fluctuation of iPath S&P 500 VIX Short-Term Futures ETN	52	—	52

A1393

AST WELLINGTON MANAGEMENT REAL TOTAL RETURN PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Total return swap agreements outstanding at September 30, 2017 (continued):

		Long(Short)			Upfront
		Notional			Premiums	Unrealized
	Termination	Amount		Fair	Paid	Appreciation
Counterparty	Date	(000)#	Description	Value	(Received)	(Depreciation)(1)

OTC swap agreements (cont’d.):
Bank of America	9/28/18	(2)	Receive monthly payments based on the 1 Month LIBOR -148bps and pay monthly variable payments based on the market fluctuation of iPath S&P 500 VIX Short-Term Futures ETN	$—	$—	$—
Bank of America	9/28/18	(1)	Receive monthly payments based on the 1 Month LIBOR -150bps and pay monthly variable payments based on the market fluctuation of iPath S&P 500 VIX Short-Term Futures ETN	—	—	—
Bank of America	4/30/18	65	Receive monthly variable payments based on the market fluctuation of BofAML VolRyder Index	(54)	—	(54)
Barclays Capital Group	10/04/17	190	Pay monthly payments based on 1 Month LIBOR +23bps and receive monthly variable payments based on the market fluctuation of the S&P Financial Sector Index	14,226	—	14,226
Barclays Capital Group	10/04/17	194	Pay monthly payments based on 1 Month LIBOR +23bps and receive monthly variable payments based on the market fluctuation of the S&P Financial Sector Index	11,357	—	11,357
Barclays Capital Group	10/04/17	161	Pay monthly payments based on 1 Month LIBOR +23bps and receive monthly variable payments based on the market fluctuation of the S&P Financial Sector Index	13,813	—	13,813
Barclays Capital Group	10/04/17	304	Pay monthly payments based on 1 Month LIBOR +26bps and receive monthly variable payments based on the market fluctuation of the S&P 500 Materials Sector Index	11,853	—	11,853
Barclays Capital Group	10/04/14	61	Pay monthly payments based on 1 Month LIBOR +30bps and receive monthly variable payments based on the market fluctuation of the S&P 500 Consumer Staples Sector Total Return Index	(1,154)	—	(1,154)
Barclays Capital Group	10/04/17	426	Pay monthly payments based on 1 Month LIBOR +31bps and receive monthly variable payments based on the market fluctuation of the S&P Healthcare Sector Index	4,080	—	4,080
Barclays Capital Group	10/04/17	182	Pay monthly payments based on 1 Month LIBOR and receive monthly variable payments based on the market fluctuation of the S&P Information Technology Sector Index	2,361	—	2,361

A1394

AST WELLINGTON MANAGEMENT REAL TOTAL RETURN PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Total return swap agreements outstanding at September 30, 2017 (continued):

		Long(Short)			Upfront
		Notional			Premiums	Unrealized
	Termination	Amount		Fair	Paid	Appreciation
Counterparty	Date	(000)#	Description	Value	(Received)	(Depreciation)(1)

OTC swap agreements (cont’d.):
Barclays Capital Group	10/04/17	(427)	Receive monthly payments based on 1 Month LIBOR +15bps and pay monthly variable payments based on the market fluctuation of the S&P 500 Consumer Staples Sector Total Return Index	$(606)	$—	$ (606)
Barclays Capital Group	10/04/17	(308)	Receive monthly payments based on 1 Month LIBOR +15bps and pay monthly variable payments based on the market fluctuation of the S&P 500 Energy Sector Total Return Index	(20,112)	—	(20,112)
Barclays Capital Group	10/04/17	(60)	Receive monthly payments based on 1 Month LIBOR +15bps and pay monthly variable payments based on the market fluctuation of the S&P Industrials Sector Total Return Index	(2,881)	—	(2,881)
Barclays Capital Group	10/04/17	(155)	Receive monthly payments based on 1 Month LIBOR -140bps and pay monthly variable payments based on the market fluctuation of the Dow Jones U.S. Select Telecommunications Total Return Index	(182)	—	(182)
Barclays Capital Group	10/04/17	(179)	Receive monthly payments based on 1 Month LIBOR -140bps and pay monthly variable payments based on the market fluctuation of the Dow Jones U.S. Select Telecommunications Total Return Index	(4,942)	—	(4,942)
Barclays Capital Group	10/04/17	(180)	Receive monthly payments based on 1 Month LIBOR -140bps and pay monthly variable payments based on the market fluctuation of the Dow Jones U.S. Select Telecommunications Total Return Index	(4,066)	—	(4,066)
Barclays Capital Group	10/04/17	(181)	Receive monthly payments based on 1 Month LIBOR and pay monthly variable payments based on the market fluctuation of the S&P 500 Utility Sector Total Return Index	4,169	—	4,169
Barclays Capital Group	4/20/18	41	Receive monthly payments on the fixed rate of 0.50% and pay monthly variable payments based on the market fluctuation of Barclays Volscore Delta Hedged Straddle Strategy Excess Return Index.	(7)	—	(7)
Barclays Capital Group	6/29/18	128	Receive monthly variable payments based on the market fluctuation of Barclays QMA US Excess Return Index and pay monthly payments on the fixed rate of 0.0105%	(139)	—	(139)

A1395

AST WELLINGTON MANAGEMENT REAL TOTAL RETURN PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Total return swap agreements outstanding at September 30, 2017 (continued):

		Long(Short)			Upfront
		Notional			Premiums	Unrealized
	Termination	Amount		Fair	Paid	Appreciation
Counterparty	Date	(000)#	Description	Value	(Received)	(Depreciation)(1)

OTC swap agreements (cont’d.):
Barclays Capital Group	6/29/18	164	Receive monthly variable payments based on the market fluctuation of Barclays QMA US Excess Return Index and pay monthly payments on the fixed rate of 1.05%	$(156)	$—	$ (156)
Barclays Capital Group	4/20/18	107	Receive monthly variable payments based on the market fluctuation of Barclays Volscore Delta Hedged Straddle Strategy Excess Return Index and pay monthly payments on the fixed rate of 0.50%	(116)	—	(116)
BNP Paribas	6/29/18	(1,586)	Receive monthly payments based on 1 Month LIBOR +30bps and pay monthly variable payments based on the market fluctuation of the MSCI AC Asia Pac Information Technology Gross Total Return USD Index	163	—	163
Citigroup Global Markets	9/28/18	377	Pay monthly payments based on 1 Month LIBOR +95bps and receive monthly variable payments based on the market fluctuation of the Citi Mergers & Acquisitions US Total Return Index (4)	—	—	—
Citigroup Global Markets	8/31/18	(1,026)	Receive monthly payments based on 1 Month LIBOR and pay monthly variable payments based on the market fluctuation of the S&P 500 Energy Sector Total Return Index	4	—	4
Deutsche Bank AG	6/29/18	(576)	Receive monthly payments based on the 1 Month LIBOR +39bps and pay monthly variable payments based on the market fluctuation of MSCI Daily TR World Gross Health USD	634	—	634
Deutsche Bank AG	9/28/18	(1)	Receive monthly payments based on the 1 Month LIBOR -250bps and pay monthly variable payments based on the market fluctuation of iPath S&P 500 VIX Short-Term Futures ETN	—	—	—
Deutsche Bank AG	4/30/18	174	Receive monthly variable payments based on the market fluctuation of Deutsche Bank Custom Volatility Portfolio 001	(189)	—	(189)
Deutsche Bank AG	4/30/18	142	Receive monthly variable payments based on the market fluctuation of Deutsche Bank Custom Volatility Portfolio 001	(122)	—	(122)

A1396

AST WELLINGTON MANAGEMENT REAL TOTAL RETURN PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Total return swap agreements outstanding at September 30, 2017 (continued):

		Long(Short)				Upfront
		Notional				Premiums	Unrealized
	Termination	Amount			Fair	Paid	Appreciation
Counterparty	Date	(000)#		Description	Value	(Received)	(Depreciation)(1)

OTC swap agreements (cont’d.):
Goldman Sachs & Co.	9/28/18	HKD	(542)	Receive monthly payments based on 1 Month HIBOR +15bps and pay monthly variable payments based on the market fluctuation of the MSCI China Information Technology Index	$(924)	$—	$ (924)
Goldman Sachs & Co.	9/28/18	HKD	(221)	Receive monthly payments based on 1 Month HIBOR -125bps and pay monthly variable payments based on the market fluctuation of MSCI China Consumer Discretionary Index	216	—	216
Goldman Sachs & Co.	9/28/18	HKD	(209)	Receive monthly payments based on 1 Month HIBOR -12bps and pay monthly variable payments based on the market fluctuation of the MSCI China Automobiles & Components Index	(271)	—	(271)
Goldman Sachs & Co.	9/28/18	HKD	(527)	Receive monthly payments based on 1 Month HIBOR -12bps and pay monthly variable payments based on the market fluctuation of the MSCI China Automobiles & Components Index	—	—	—
Goldman Sachs & Co.	9/28/18	HKD	(519)	Receive monthly payments based on 1 Month HIBOR -150bps and pay monthly variable payments based on the market fluctuation of the MSCI China Real Estate Index	—	—	—
Goldman Sachs & Co.	9/28/18	HKD	(207)	Receive monthly payments based on 1 Month HIBOR -175bps and pay monthly variable payments based on the market fluctuation of MSCI China Real Estate	(796)	—	(796)
Goldman Sachs & Co.	7/27/18	HKD	(616)	Receive monthly payments based on 1 Month HIBOR -70bps and pay monthly variable payments based on the market fluctuation of Maxi-Cube Ltd.	175	—	175
Goldman Sachs & Co.	8/20/18	HKD	(575)	Receive monthly payments based on 1 Month HIBOR -70bps and pay monthly variable payments based on the market fluctuation of Maxi-Cube Ltd.	1,953	—	1,953
Goldman Sachs & Co.	9/28/18	HKD	(232)	Receive monthly payments based on 1 Month HIBOR -70bps and pay monthly variable payments based on the market fluctuation of the Maxi-Cube Ltd.	(215)	—	(215)
Goldman Sachs & Co.	9/28/18		(45)	Receive monthly payments based on 1 Month LIBOR +15bps and pay monthly variable payments based on the market fluctuation of MSCI Korea Consumer Discretionary Gross Total Return USD Index	5	—	5

A1397

AST WELLINGTON MANAGEMENT REAL TOTAL RETURN PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Total return swap agreements outstanding at September 30, 2017 (continued):

Long(Short)	Upfront
Notional	Premiums	Unrealized
Termination	Amount	Fair	Paid	Appreciation
Counterparty	Date	(000)#	Description	Value	(Received)	(Depreciation)(1)

OTC swap agreements (cont’d.):
Goldman Sachs & Co.	6/29/18	(1,080)	Receive monthly payments based on 1 Month LIBOR +23bps and pay monthly variable payments based on the market fluctuation of the MSCI World Media Gross Total Return Index	$104	$—	$104
Goldman Sachs & Co.	9/28/18	(29)	Receive monthly payments based on 1 Month LIBOR +5bps and pay monthly variable payments based on the market fluctuation of the MSCI Korea Consumer Staples Gross Total Return USD Index	3	—	3
Goldman Sachs & Co.	9/28/18	(44)	Receive monthly payments based on 1 Month LIBOR +5bps and pay monthly variable payments based on the market fluctuation of the MSCI Korea Consumer Staples Gross Total Return USD Index	5	—	5
Goldman Sachs & Co.	9/28/17	(48)	Receive monthly payments based on 1 Month LIBOR -40bps and pay monthly variable payments based on the market fluctuation of the MSCI Korea Materials GICS Sector Gross Total Return USD Index	—	—	—
Goldman Sachs & Co.	9/28/18	(22)	Receive monthly payments based on 1 Month LIBOR -40bps and pay monthly variable payments based on the market fluctuation of the MSCI Korea Materials GICS Sector Gross Total Return USD Index	(638)	—	(638)
Goldman Sachs & Co.	9/28/18	HKD	(534)	Receive monthly payments based on the 1 Month HIBOR +10bps and pay monthly variable payments based on the market fluctuation of MSCI China Financials Index	3	—	3
Goldman Sachs & Co.	9/28/18	HKD	(224)	Receive monthly payments based on the 1 Month HIBOR -6bpsand pay monthly variable payments based on the market fluctuation of MSCI China Energy GICS Sector Index	1	—	1
Goldman Sachs & Co.	7/12/18	HKD	(339)	Receive monthly payments based on the 1 Month HIBOR-6bpsand pay monthly variable payments based on the market fluctuation of the MSCI China Energy GICS Sector Index	(406)	—	(406)
Goldman Sachs & Co.	9/28/18	(29)	Receive monthly payments based on the 1 Month LIBOR +15bps and pay monthly variable payments based on the market fluctuation of MSCI Korea Consumer Discretionary Gross Total Return USD Index	3	—	3

A1398

AST WELLINGTON MANAGEMENT REAL TOTAL RETURN PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Total return swap agreements outstanding at September 30, 2017 (continued):

		Long(Short)			Upfront
		Notional			Premiums	Unrealized
	Termination	Amount		Fair	Paid	Appreciation
Counterparty	Date	(000)#	Description	Value	(Received)	(Depreciation)(1)

OTC swap agreements (cont’d.):
Goldman Sachs & Co.	4/30/18	(1,712)	Receive monthly payments based on the 1 Month LIBOR +45bps and pay monthly variable payments based on the market fluctuation of MSCI Daily TR World Gross Health Care USD	$176	$—	$ 176
Goldman Sachs & Co.	6/21/18	(149)	Receive monthly payments based on the 1 Month LIBOR and pay monthly variable payments based on the market fluctuation of MSCI Brazil Net Total Return USD Index	3,696	—	3,696
Goldman Sachs & Co.	8/31/18	14	Receive monthly variable payments based on the market fluctuation of GSVIUS71 Index	—	—	—
JPMorgan Chase	2/08/18	319	Pay or receive monthly amounts based on market value fluctuation of J.P. Morgan QES Momentum Index(3)	(144)	—	(144)
JPMorgan Chase	2/08/18	115	Pay or receive monthly amounts based on market value fluctuation of J.P. Morgan US QES Momentum Index	(52)	—	(52)
Morgan Stanley	8/22/18	(18)	Receive monthly payments based on 1 Month LIBOR -417bps and pay monthly variable payments based on the market fluctuation of Velocityshares INV VIX SH-TM	(939)	—	(939)
Morgan Stanley	8/22/18	(2)	Receive monthly payments based on the 1 Month LIBOR -325bps and pay monthly variable payments based on the market fluctuation of iPath S&P 500 VIX Short-Term Futures ETN	89	—	89
Morgan Stanley	8/22/18	(15)	Receive monthly payments based on the 1 Month LIBOR -325bps and pay monthly variable payments based on the market fluctuation of iPath S&P 500 VIX Short-Term Futures ETN	749	—	749
Morgan Stanley	7/31/18	250	Receive monthly variable payments based on the market fluctuation of Morgan Stanley Dynamic Skew Index and pay monthly payments on the fixed rate of 0.40%(2)	(88)	—	(88)
Morgan Stanley	9/28/18	315	Receive monthly variable payments based on the market fluctuation of Morgan Stanley Dynamic Skew Index and pay monthly payments on the fixed rate of 0.70%(2)	(28)	—	(28)
				$ 30,788	$ —	$ 30,788

(1) Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).

(2) The value of the MS Dynamic Skew Index is derived from the value of the following: E-mini S&P 500 Futures (12/15/17), S&P 500 put options (strike price $2,360, 10/20/17) and S&P 500 call options (strike price $2,515, 10/20/17) at September 30, 2017.

(3) The value of the JPMorgan QES Momentum Index is derived from E-mini S&P 500 Futures. The allocation was 0% at September 30, 2017.

(4) The value of the Citi Mergers & Acquisitions US Total Return Index is derived from the value of certain U.S. listed equities that are the target of publicly announced merger or acquisition transactions and the S&P 500 Total Return Index.

A1399

AST WELLINGTON MANAGEMENT REAL TOTAL RETURN PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2017 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Argentina	$145,427	$—	$—
Australia	8,998	—	—
Austria	—	16,773	—
Belgium	—	28,151	—
Bermuda	27,226	—	—
Brazil	174,591	—	—
Canada	89,809	—	—
China	276,222	711,575	—
Denmark	5,472	27,864	—
France	—	146,607	—
Germany	—	11,385	—
Hong Kong	17,223	148,968	—
Ireland	—	28,876	—
Israel	48,573	—	—
Japan	—	2,618,403	—
Jordan	—	3,558	—
Macau	—	31,372	—
Malaysia	—	18,424	—
Mexico	4,286	—	—
Netherlands	25,851	29,393	—
Russia	35,680	—	—
South Africa	—	21,209	—
South Korea	7,365	434,047	—
Switzerland	10,509	98,565	—
Taiwan	34,166	480,422	—
Thailand	12,651	—	—
United Kingdom	145,280	51,867	—
United States	5,063,076	—	—
Preferred Stocks
Brazil	51,020	—	—
South Korea	—	30,750	—
Unaffiliated Exchange Traded Fund	—	7,964	—
Foreign Government Bonds	—	2,986,175	—
Affiliated Mutual Fund	419,980	—	—
Unaffiliated Mutual Fund	3,619,558	—	—
Options Purchased	23,707	137,060	—
Options Written	(326,063)	(43,850)	—
Other Financial Instruments*
Futures Contracts	8,657	—	—
OTC Forward Foreign Currency Exchange Contracts	—	(28,144)	—
Centrally Cleared Credit Default Swap Agreements	—	15,491	—
OTC Credit Default Swap Agreements	—	19,616	—
Centrally Cleared Interest Rate Swap Agreements	—	(383)	—
OTC Total Return Swap Agreements	—	30,788	—

Total	$9,929,264	$8,062,926	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

A1400

AST WELLINGTON MANAGEMENT REAL TOTAL RETURN PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Industry Classification:

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of September 30, 2017 were as follows:

Unaffiliated Mutual Fund	20.1%
Foreign Government Bonds	16.5
Semiconductors & Semiconductor Equipment	6.9
Oil, Gas & Consumable Fuels	5.8
Media	5.8
Pharmeuticals	5.5
Internet Software & Services	4.2
Electronic Equipment, Instruments & Components	3.2
Biotechnology	2.7
Health Care Providers & Services	2.7
Health Care Equipment & Supplies	2.4
Affiliated Mutual Fund (2.3% represents investments purchased with collateral from securities on loan)	2.3
Software	2.2
Technology Hardware, Storage & Peripherals	1.9
Machinery	1.3
Banks	1.3
Automobiles	1.2
IT Services	1.0
Auto Components	1.0
Construction & Engineering	1.0
Options Purchased	0.9
Insurance	0.9
Chemicals	0.9
Household Durables	0.8
Energy Equipment & Services	0.7
Internet & Direct Marketing Retail	0.7
Communications Equipment	0.6
Diversified Telecommunication Services	0.6
Hotel, Restaurants & Leisure	0.5
Specialty Retail	0.5
Real Estate Management & Development	0.4

Life Sciences Tools & Services	0.3%
Electrical Equipment	0.3
Equity Real Estate Investment Trusts (REITs)	0.3
Metals & Mining	0.3
Trading Companies & Distributors	0.3
Food & Staples Retailing	0.3
Diversified Consumer Services	0.3
Airlines	0.3
Wireless Telecommunication Services	0.3
Health Care Technology	0.3
Tobacco	0.2
Textiles, Apparel & Luxury Goods	0.2
Electric Utilities	0.2
Beverages	0.2
Professional Services	0.2
Commercial Services & Supplies	0.1
Paper & Forest Products	0.1
Gas Utilities	0.1
Capital Markets	0.1
Transportation Infrastructure	0.1
Building Products	0.1
Multiline Retail	0.1
Road & Rail	0.1
Diversified	0.1
Construction Materials	0.1
Water Utilities	0.0	*
Unaffiliated Exchange Traded Fund	0.0	*
Aerospace & Defense	0.0	*
Industrial Conglomerates	0.0	*
Distributors	0.0	*

	101.5
Options Written	(2.0)
Other assets in excess of liabilities	0.5

	100.0%

* Less than +/- 0.05%

A1401

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

LONG-TERM INVESTMENTS — 102.4%

ASSET-BACKED SECURITIES — 3.6%

Automobiles — 0.3%
Hertz Vehicle Financing LLC, Series 2017-1A, Class A, 144A^	2.960%		10/25/21	7,830	$7,810,425

Collateralized Loan Obligations — 0.3%
Community Funding CLO (Cayman Islands), Series 2015-1A, Class A, 144A	5.750%		11/01/27	8,220	8,389,021

Home Equity Loans — 0.8%
Argent Securities, Inc., Asset-Backed Pass-Through Certificates, Series 2004-W8, Class A2, 1 Month LIBOR + 0.960%	2.197%	(c)	05/25/34	4,201	4,226,233
Argent Securities, Inc., Asset-Backed Pass-Through Certificates, Series 2005-W2, Class M1, 1 Month LIBOR + 0.490%	1.727%	(c)	10/25/35	5,000	4,973,403
Countrywide Home Equity Loan Trust, Series 2006-HW, Class 2A1A, 1 Month LIBOR + 0.150%.	1.384%	(c)	11/15/36	136	116,216
Countrywide Home Equity Loan Trust, Series 2006-HW, Class 2A1B, 1 Month LIBOR + 0.150%.	1.384%	(c)	11/15/36	260	217,574
Option One Mortgage Loan Trust, Series 2007-FXD2, Class 1A1	5.820%		03/25/37	15,382	15,120,570
Renaissance Home Equity Loan Trust, Series 2006-3, Class AV3, 1 Month LIBOR + 0.240%	1.477%	(c)	11/25/36	2,741	1,254,764

					25,908,760

Manufactured Housing — 0.2%
Greenpoint Manufactured Housing, Series 1999-3, Class 1A7	7.270%		06/15/29	2,999	3,075,545
Greenpoint Manufactured Housing, Series 1999-3, Class 2A2	4.890%	(cc)	06/19/29	825	779,592
Manufactured Housing Contract Trust Pass-Through Certificates, Series 2001-2, Class IA2.	4.731%	(cc)	02/20/32	950	898,302
Manufactured Housing Contract Trust Pass-Through Certificates, Series 2001-2, Class IIA2	4.724%	(cc)	03/13/32	1,775	1,682,187

					6,435,626

Other — 0.2%
Diamond Head Aviation Ltd. (Cayman Islands), Series 2015-1, Class B, 144A	5.920%		07/14/28	4,846	4,797,418

Residential Mortgage-Backed Securities — 0.4%
Ameriquest Mortgage Securities, Inc., Asset-Backed Pass-through Certificates, Series 2004-R2, Class A1A, 1 Month LIBOR + 0.690%	1.927%	(c)	04/25/34	743	745,712
Bear Stearns Asset-Backed Securities Trust, Series 2004-SD3, Class A3, 1 Month LIBOR x Factor + 0.570%	2.374%	(c)	09/25/34	209	209,476
Citigroup Mortgage Loan Trust, Inc., Series 2005-SHL1, Class M1, 1 Month LIBOR + 0.750%, 144A	1.987%	(c)	07/25/44	2,801	2,808,441

A1402

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#		Value

ASSET-BACKED SECURITIES (Continued)

Residential Mortgage-Backed Securities (cont’d.)
Countrywide Asset-Backed Certificates Trust, Series 2004-13, Class MF1	5.071%	(cc)	04/25/35	3,541		$3,579,483
Countrywide Asset-Backed Certificates Trust, Series 2006-SD3, Class A1, 1 Month LIBOR + 0.330%, 144A	1.567%	(c)	07/25/36	514		478,464
Equity One Mortgage Pass-Through Trust, Series 2002-5, Class M1	5.803%		11/25/32	1,993		2,034,063
RAMP Trust, Series 2006-RZ4, Class A3, 1 Month LIBOR + 0.270%	1.507%	(c)	10/25/36	3,350		3,286,364

						13,142,003

Small Business Loan — 0.2%
SBA Small Business Investment Cos., Series 2017-10B, Class 1	2.518%		09/10/27	1,890		1,881,848
United States Small Business Administration, Series 2017-20D, Class 1	2.840%		04/01/37	2,930		2,949,115

						4,830,963

Student Loans — 1.2%
Nelnet Student Loan Trust, Series 2005-4, Class A4R2, 28 Day Auction Rate x Factor	1.336%	(c)	03/22/32	6,700		6,313,102
Northstar Education Finance, Inc., Series 2007-1, Class A6, 28 Day Auction Rate x Factor	2.148%	(c)	01/29/46	5,925		5,599,901
SLM Student Loan Trust, Series 2006-1, Class A5, 3 Month LIBOR + 0.110%	1.424%	(c)	07/26/21	8,010		7,902,628
SLM Student Loan Trust, Series 2007-7, Class B, 3 Month LIBOR + 0.750%	2.064%	(c)	10/27/70	4,150		3,796,754
SMB Private Education Loan Trust, Series 2015-C, Class R, 144A	— %	(p)	09/18/46	63,950		9,120,549
SoFi Professional Loan Program LLC, Series 2015-C, Class R, 144A^	— %	(p)	08/25/36	—	(r)	5,075,000

						37,807,934

TOTAL ASSET-BACKED SECURITIES (cost $108,797,794)						109,122,150

BANK LOANS — 3.7%

Aerospace & Defense — 0.1%
Avolon TLB Borrower 1 (US) LLC, Initial Term B-2 Loan, 1 Month LIBOR + 2.750%	3.986%	(c)	03/20/22	2,494		2,496,698

Air Freight & Logistics — 0.1%
XPO Logistics, Inc., Refinancing Term Loan, 3 Month LIBOR + 2.250%	3.554%	(c)	11/01/21	1,581		1,583,144

Commercial Services — 0.1%
Prime Security Services Borrower LLC, 2017 Refinancing Term B-1 Loan, 1 Month LIBOR + 2.750%	3.985%	(c)	05/02/22	3,086		3,107,947

Commercial Services & Supplies — 0.0%
Brickman Group Ltd. LLC (The), First Lien Initial Term Loan, 1 Month LIBOR + 3.000%	4.234%	(c)	12/18/20	1,120		1,123,893

Computers — 0.0%
Dell International LLC, Term A-2 Loan, 1 Month LIBOR + 2.250%	3.450%	(c)	09/07/21	1,218		1,218,608

A1403

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

BANK LOANS (Continued)

Consumer Products & Services — 0.1%
Trans Union LLC, 2017 Replacement Tranch B-3 Loan, 1 Month LIBOR + 2.000%	3.235%	(c)	04/07/23	3,000	$2,993,250

Containers & Packaging — 0.1%
Reynolds Group Holdings, Inc., Incremental US Term Loan, 1 Month LIBOR + 3.000%	4.235%	(c)	02/06/23	3,602	3,615,986

Distribution/Wholesale — 0.1%
American Builders & Contractors Supply Co., Inc., Term B-1 Loan, 1 Month LIBOR + 2.500%	3.735%	(c)	10/31/23	3,513	3,525,207

Diversified Financial Services — 0.2%
Flying Fortress Holdings LLC, Fifth Amendment Term Loan, 3 Month LIBOR + 2.000%	3.333%	(c)	10/30/22	1,490	1,492,484
RPI Finance Trust, Term B-6 Term Loan, 3 Month LIBOR + 2.000%	3.333%	(c)	03/27/23	513	514,787
UPC Financing Partnership, Facility AP, 1 Month LIBOR + 2.750%	3.984%	(c)	04/15/25	3,220	3,230,349

					5,237,620

Energy — 0.2%
Energy Future Intermediate Holding Company LLC, Term Loan (DIP), 1 Month LIBOR + 3.000%	4.235%	(c)	06/30/18	6,110	6,138,002

Entertainment — 0.1%
Lions Gate Entertainment Corp., Term B Loan, 1 Month LIBOR + 3.000%	4.235%	(c)	12/08/23	463	464,928
Scientific Games International, Inc., Term B-4 Loan, 1 Month LIBOR + 3.250%	4.485%	(c)	08/14/24	3,000	3,002,343

					3,467,271

Food & Staples Retailing — 0.1%
Albertson’s LLC, Replacement 2017-1 Term B-4 Loan, 1 Month LIBOR + 2.750%	3.985%	(c)	08/25/21	1,746	1,678,502
Albertson’s LLC, Replacement 2017-1 Term B-5 Loan, 3 Month LIBOR + 3.000%	4.330%	(c)	12/21/22	1,258	1,206,805

					2,885,307

Health Care Providers & Services — 0.2%
Air Medical Group Holdings, Inc., 2016 New Term Loan, 1 Month LIBOR + 4.000%	5.237%	(c)	04/28/22	1,140	1,135,155
Air Medical Group Holdings, Inc., Initial Term Loan, 1 Month LIBOR + 3.250%	4.485%	(c)	04/28/22	1,466	1,454,887
MPH Acquisition Holdings LLC, Tranche B Term Loan, 3 Month LIBOR + 3.000%	4.333%	(c)	06/07/23	2,910	2,928,099

					5,518,141

Healthcare & Pharmaceutical — 0.1%
Radnet Management, Inc., Term B-1 Loan (First Lien), 3 Month LIBOR + 3.750%	5.060%	(c)	06/30/23	2,523	2,525,513

Healthcare-Services — 0.1%
HCA, Inc., Tranche B-8 Term Loan, 1 Month LIBOR + 2.250%	3.485%	(c)	02/15/24	3,176	3,190,218

A1404

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

				Principal
	Interest		Maturity	Amount
	Rate		Date	(000)#	Value
BANK LOANS (Continued)

Hotels, Restaurants & Leisure — 0.3%
1011778 B.C. Unlimited Liability Co., Term B-3 Loan, 1 Month LIBOR + 2.250%	3.485%	(c)	02/16/24	3,108	$3,103,067
Aristocrat Technologies, Inc., Term B-2 Loan, 1 Month LIBOR + 2.000%	3.307%	(c)	10/20/21	1,372	1,373,333
Hilton Worldwide Finance LLC, Series B-2 Term Loan, 1 Month LIBOR + 2.000%	3.237%	(c)	10/25/23	3,875	3,890,030

					8,366,430

Lodging — 0.1%
Boyd Gaming Corp., Refinancing Term B Loan, 1 Month LIBOR + 2.500%	3.694%	(c)	09/15/23	3,042	3,047,697
Golden Nugget, Inc., B Term Loan, 1 Month LIBOR + 3.250%	4.488%	(c)	10/04/23	1,228	1,234,221

					4,281,918

Media — 0.5%
CBS Radio, Inc., Term Loan, 1 Month LIBOR + 3.500%	4.737%	(c)	10/17/23	992	997,608
Charter Communications Operating LLC, Term I - 1 Loan, 1 Month LIBOR + 2.250%	3.490%	(c)	01/15/24	3,160	3,170,871
CSC Holdings LLC, 2017 Refinancing Term Loan, 1 Month LIBOR + 2.250%	3.484%	(c)	07/17/25	2,138	2,122,458
Univision Communications, Inc., 2017 Replacement Term Loan, 1 Month LIBOR + 2.750%	3.985%	(c)	03/15/24	3,881	3,844,424
Virgin Media Bristol LLC, I Facility, 1 Month LIBOR + 2.750%	3.984%	(c)	01/31/25	2,966	2,976,347
Ziggo Secured Finance Partnership, Term E Loan, 1 Month LIBOR + 2.500%	3.734%	(c)	04/15/25	1,410	1,409,608

					14,521,316

Packaging & Containers — 0.2%
Berry Plastics Corp., Term M Loan, 1 Month LIBOR + 2.250%	3.485%	(c)	10/03/22	3,039	3,041,692
Post Holdings, Inc., Series A Incremental Term Loan, 1 Month LIBOR + 2.250%	3.490%	(c)	05/24/24	2,324	2,327,661

					5,369,353

Pharmaceuticals — 0.2%
Jaguar Holding Company II, 2017 Term Loan, 1 Month LIBOR + 2.750%	3.985%	(c)	08/18/22	3,258	3,273,514
Valeant Pharmaceuticals International, Inc., Series F Tranche B Term Loan, 1 Month LIBOR + 4.750%	5.990%	(c)	04/01/22	2,242	2,281,068

					5,554,582

Retail — 0.3%
Michaels Stores, Inc., 2016 Replacement Term B-1 Loans, 1 Month LIBOR + 2.750%	3.981%	(c)	01/30/23	3,646	3,638,206
Party City Holdings, Inc., 2016 Replacement Term Loan, 3 Month LIBOR + 3.000%	4.320%	(c)	08/19/22	2,943	2,947,996
PetSmart, Inc., Tranche B-2 Loan, 1 Month LIBOR + 3.000%	4.240%	(c)	03/11/22	3,418	2,894,024

					9,480,226

A1405

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

				Principal
	Interest		Maturity	Amount
	Rate		Date	(000)#	Value
BANK LOANS (Continued)

Software — 0.1%
First Data Corp., 2022D New Dollar Term Loan, 1 Month LIBOR + 2.250%	3.487%	(c)	07/08/22	321	$320,948
First Data Corp., 2024 Dollar Term Loan, 1 Month LIBOR + 2.500%	3.737%	(c)	04/26/24	3,073	3,080,979

					3,401,927

Specialty Retail — 0.1%
Academy Ltd., Initial Term Loan, 3 Month LIBOR + 4.000%.	5.318%	(c)	07/01/22	2,842	1,909,744
Petco Animal Supplies, Inc., Second Amendment Term Loan, 3 Month LIBOR + 3.000%	4.311%	(c)	01/26/23	2,675	2,206,763

					4,116,507

Telecommunications — 0.2%
CenturyLink, Inc., Initial Term B Loan	2.750%		01/31/25	2,960	2,863,270
Level 3 Financing, Inc., Tranche B 2024 Term Loan, 1 Month LIBOR + 2.250%	3.486%	(c)	02/22/24	2,990	2,987,330

					5,850,600

Transportation — 0.1%
American Airlines, Inc., 2017 Replacement Term Loan, 1 Month LIBOR + 2.000%	3.237%	(c)	06/27/20	3,295	3,295,942

TOTAL BANK LOANS (cost $114,528,295)					112,865,606

COMMERCIAL MORTGAGE-BACKED SECURITIES — 5.1%
Bayview Commercial Asset Trust, Series 2006-4A, Class A1, 1 Month LIBOR + 0.230%, 144A	1.464%	(c)	12/25/36	2,156	2,028,480
BBCCRE Trust, Series 2015-GTP, Class E, 144A	4.715%	(cc)	08/10/33	5,190	4,377,805
CD Mortgage Trust, Series 2017-CD3, Class A4	3.631%		02/10/50	3,870	4,030,864
CD Mortgage Trust, Series 2017-CD5, Class A4	3.431%		08/15/50	2,960	3,027,621
Citigroup Commercial Mortgage Trust, Series 2006-C5, Class AJ	5.482%		10/15/49	4,530	4,266,987
Citigroup Commercial Mortgage Trust, Series 2008-C7, Class AJA	6.427%	(cc)	12/10/49	1,630	953,566
Cold Storage Trust, Series 2017-ICE3, Class B, 1 Month LIBOR + 1.250%, 144A	2.484%	(c)	04/15/36	5,060	5,092,569
Commercial Mortgage Trust, Series 2013-CR12, Class AM	4.300%		10/10/46	450	479,044
Commercial Mortgage Trust, Series 2013-CR12, Class B	4.762%	(cc)	10/10/46	390	412,096
Commercial Mortgage Trust, Series 2013-CR12, Class C	5.251%	(cc)	10/10/46	190	197,226
Commercial Mortgage Trust, Series 2013-CR12, Class E, 144A	5.251%	(cc)	10/10/46	490	377,033
Commercial Mortgage Trust, Series 2013-SFS, Class A2, 144A	3.086%	(cc)	04/12/35	1,650	1,665,756
Commercial Mortgage Trust, Series 2014-CR17, Class XA, IO	1.297%	(cc)	05/10/47	41,680	2,034,103
Credit Suisse Commercial Mortgage Trust, Series 2006-C5, Class AJ	5.373%		12/15/39	1,606	1,369,188
Credit Suisse Commercial Mortgage Trust, Series 2007-C5, Class AM	5.869%	(cc)	09/15/40	1,218	1,205,497
CSAIL Commercial Mortgage Trust, Series 2015-C4, Class F, 144A	3.500%	(cc)	11/15/48	2,200	1,377,829

A1406

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

				Principal
	Interest		Maturity	Amount
	Rate		Date	(000)#	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
CSAIL Commercial Mortgage Trust, Series 2015-C4, Class G, 144A	3.500%	(cc)	11/15/48	1,000	$552,287
CSMC LLC, Series 2014-USA, Class A2, 144A	3.953%		09/15/37	2,570	2,662,149
CSMC LLC, Series 2014-USA, Class F, 144A	4.373%		09/15/37	5,420	4,591,196
CSMC Trust, Series 2015-GLPA, Class A, 144A	3.881%		11/15/37	220	232,344
CSMC Trust, Series 2015-TOWN, Class F, 1 Month LIBOR + 4.500%, 144A	5.734%	(c)	03/15/28	4,010	4,010,002
Fannie Mae-Aces, Series 2014-M4, Class X2, IO .	0.365%	(cc)	03/25/24	104,394	1,347,789
FHLMC Multifamily Structured Pass-Through Certificates, Series K007, Class X1, IO	1.219%	(cc)	04/25/20	2,416	53,429
FHLMC Multifamily Structured Pass-Through Certificates, Series K015, Class X1, IO	1.767%	(cc)	07/25/21	6,500	332,468
FHLMC Multifamily Structured Pass-Through Certificates, Series K016, Class X1, IO	1.685%	(cc)	10/25/21	427	21,931
FREMF Mortgage Trust, Series 2012-K20, Class X2A, IO, 144A.	0.200%		05/25/45	61,118	455,203
GE Business Loan Trust, Series 2005-1A, Class A3, 1 Month LIBOR + 0.250%, 144A	1.484%	(c)	06/15/33	1,736	1,700,889
GE Business Loan Trust, Series 2006-1A, Class B, 1 Month LIBOR + 0.300%, 144A	1.534%	(c)	05/15/34	3,510	3,272,349
GE Business Loan Trust, Series 2006-2A, Class A	0.511%	(s)	11/15/34	3,034	2,937,597
Government National Mortgage Assoc., Series 2013-85, Class IA, IO	0.740%	(cc)	03/16/47	43,992	1,753,735
Government National Mortgage Assoc., Series 2015-183, Class IO, IO	0.971%	(cc)	09/16/57	24,878	1,817,252
GS Mortgage Securities Corp. II Trust, Series 2015-GC30, Class AS	3.777%	(cc)	05/10/50	4,988	5,123,516
GS Mortgage Securities Corp. II Trust, Series 2015-GC30, Class B	4.149%	(cc)	05/10/50	4,210	4,157,850
GS Mortgage Securities Corp. Trust, Series 2017-485L, Class A, 144A	3.721%		02/10/37	2,750	2,864,221
GS Mortgage Securities Corp. Trust, Series 2017-GPTX, Class A, 144A	2.856%		05/10/34	2,940	2,948,848
GS Mortgage Securities Trust, Series 2006-GG8, Class AJ	5.622%		11/10/39	2,265	2,129,680
GS Mortgage Securities Trust, Series 2007-GG10, Class AM	5.950%	(cc)	08/10/45	1,243	1,269,952
GS Mortgage Securities Trust, Series 2013-GC14, Class F, 144A	4.922%	(cc)	08/10/46	700	539,443
GS Mortgage Securities Trust, Series 2013-GC16, Class B	5.161%	(cc)	11/10/46	1,210	1,316,481
GS Mortgage Securities Trust, Series 2015-GS1, Class E, 144A	4.570%	(cc)	11/10/48	2,000	1,376,094
GS Mortgage Securities Trust, Series 2015-GS1, Class F, 144A	4.570%	(cc)	11/10/48	1,100	693,888
JPMBB Commercial Mortgage Securities Trust, Series 2013-C15, Class C	5.250%	(cc)	11/15/45	840	870,134
JPMBB Commercial Mortgage Securities Trust, Series 2013-C17, Class B	5.052%	(cc)	01/15/47	540	572,333
JPMBB Commercial Mortgage Securities Trust, Series 2014-C24, Class AS	3.914%	(cc)	11/15/47	3,310	3,432,957
JPMBB Commercial Mortgage Securities Trust, Series 2015-C31, Class B	4.772%	(cc)	08/15/48	4,900	5,008,445
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2007-CB18, Class AJ	5.502%	(cc)	06/12/47	8,380	6,913,500
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2007-CB19, Class AJ	5.990%	(cc)	02/12/49	1,390	1,095,890

A1407

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

				Principal
	Interest		Maturity	Amount
	Rate		Date	(000)#		Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2007-LD12, Class AJ	6.154%	(cc)	02/15/51		113	$109,800
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2014-CBMZ, Class M, 1 Month LIBOR + 6.220%, 144A	7.459%	(c)	10/15/19		2,400	2,407,606
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2014-PHH, Class E, 1 Month LIBOR + 3.550%, 144A	4.527%	(c)	08/15/27		570	569,999
LSTAR Commercial Mortgage Trust, Series 2015-3, Class A2, 144A	2.729%	(cc)	04/20/48		9,371	9,402,468
ML-CFC Commercial Mortgage Trust, Series 2007-9, Class AJ	6.193%	(cc)	09/12/49		5,430	4,698,804
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C22, Class C	4.383%	(cc)	04/15/48		3,870	3,820,472
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C32, Class A4	3.720%		12/15/49		3,480	3,647,273
Morgan Stanley Capital I Trust, Series 2006-IQ12, Class AJ	5.399%		12/15/43		2,696	2,174,501
Morgan Stanley Capital I Trust, Series 2007-IQ13, Class AJ	5.438%		03/15/44		3,946	3,828,093
Rosslyn Portfolio Trust, Series 2017-ROSS, Class A, 1 Month LIBOR + 0.950%, 144A	2.184%	(c)	06/15/33		3,000	2,984,226
Towd Point Mortgage Funding PLC (United Kingdom), Series 2016-V1A, Class A1	1.556%		02/20/54	GBP	3,955	5,326,265
Wells Fargo Commercial Mortgage Trust, Series 2013-LC12, Class B	4.430%	(cc)	07/15/46		569	593,325
Wells Fargo Commercial Mortgage Trust, Series 2013-LC12, Class E, 144A	3.500%		07/15/46		590	406,384
Wells Fargo Commercial Mortgage Trust, Series 2015-C26, Class E, 144A	3.250%		02/15/48		5,782	3,728,452
Wells Fargo Commercial Mortgage Trust, Series 2017-C39, Class C	4.118%		09/15/50		3,070	3,032,031
WFRBS Commercial Mortgage Trust, Series 2012-C7, Class XA, IO, 144A	1.603%	(cc)	06/15/45		15,783	829,341
WFRBS Commercial Mortgage Trust, Series 2013-C13, Class D, 144A	4.273%	(cc)	05/15/45		3,755	3,475,234
WFRBS Commercial Mortgage Trust, Series 2013-C14, Class D, 144A	4.129%	(cc)	06/15/46		1,000	915,653
WFRBS Commercial Mortgage Trust, Series 2014-C19, Class XA, IO	1.318%	(cc)	03/15/47		11,360	570,147
WFRBS Commercial Mortgage Trust, Series 2014-C25, Class C	4.470%	(cc)	11/15/47		3,570	3,599,654

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES
(cost $159,629,126)						155,069,244

CORPORATE BONDS — 31.1%

Aerospace & Defense — 0.4%
Boeing Capital Corp., Sr. Unsec’d. Notes	4.700%		10/27/19		1,810	1,916,759
Boeing Co. (The), Sr. Unsec’d. Notes	4.875%		02/15/20		2,400	2,571,681
Harris Corp., Sr. Unsec’d. Notes	4.854%		04/27/35		490	539,832
Harris Corp., Sr. Unsec’d. Notes	5.054%		04/27/45		1,120	1,282,725
Lockheed Martin Corp., Sr. Unsec’d. Notes	3.100%		01/15/23		240	247,195
Lockheed Martin Corp., Sr. Unsec’d. Notes	3.550%		01/15/26		2,420	2,497,792
Lockheed Martin Corp., Sr. Unsec’d. Notes	4.500%		05/15/36		480	524,736
Raytheon Co., Sr. Unsec’d. Notes	3.125%		10/15/20		1,030	1,064,810

A1408

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)#	Value
CORPORATE BONDS (Continued)

Aerospace & Defense (cont’d.)
United Technologies Corp., Sr. Unsec’d. Notes	4.500%	06/01/42	980	$1,053,183

				11,698,713

Agriculture — 0.9%
Altria Group, Inc., Gtd. Notes	2.850%	08/09/22	1,060	1,082,432
Altria Group, Inc., Gtd. Notes	9.250%	08/06/19	4,270	4,835,959
BAT Capital Corp. (United Kingdom), Gtd. Notes, 144A	3.557%	08/15/27	7,570	7,646,096
BAT Capital Corp. (United Kingdom), Gtd. Notes, 144A	4.540%	08/15/47	3,220	3,313,175
Imperial Brands Finance PLC (United Kingdom), Gtd. Notes, 144A	2.050%	02/11/18	1,420	1,420,750
Philip Morris International, Inc., Sr. Unsec’d. Notes(a)	2.500%	08/22/22	1,710	1,710,188
Philip Morris International, Inc., Sr. Unsec’d. Notes	2.900%	11/15/21	2,060	2,103,233
Philip Morris International, Inc., Sr. Unsec’d. Notes	4.500%	03/20/42	240	259,950
Reynolds American, Inc. (United Kingdom), Gtd. Notes	3.250%	06/12/20	468	480,931
Reynolds American, Inc. (United Kingdom), Gtd. Notes	6.150%	09/15/43	990	1,241,467
Reynolds American, Inc. (United Kingdom), Gtd. Notes	8.125%	06/23/19	2,470	2,721,304

				26,815,485

Airlines — 0.1%
Delta Air Lines 2007-1 Class A, Pass-Through Certificates	6.821%	02/10/24	1,249	1,439,852
Delta Air Lines 2009-1 Class A, Pass-Through Certificates	7.750%	06/17/21	565	620,525

				2,060,377

Auto Manufacturers — 0.4%
Ford Motor Co., Sr. Unsec’d. Notes	4.750%	01/15/43	1,220	1,196,107
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	2.459%	03/27/20	200	200,158
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	3.200%	01/15/21	250	255,033
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	5.750%	02/01/21	700	767,611
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	5.875%	08/02/21	1,620	1,801,936
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	8.125%	01/15/20	860	968,609
General Motors Co., Sr. Unsec’d. Notes	6.250%	10/02/43	420	479,993
General Motors Financial Co., Inc., Gtd. Notes	3.250%	05/15/18	220	221,970
General Motors Financial Co., Inc., Gtd. Notes	3.450%	04/10/22	490	498,051
General Motors Financial Co., Inc., Gtd. Notes	4.250%	05/15/23	200	208,950
General Motors Financial Co., Inc., Gtd. Notes	4.350%	01/17/27	1,120	1,150,910
General Motors Financial Co., Inc., Gtd. Notes	4.375%	09/25/21	1,430	1,515,981
Hyundai Capital America, Sr. Unsec’d. Notes, 144A(a)	2.125%	10/02/17	730	730,000
Toyota Motor Credit Corp., Sr. Unsec’d. Notes, MTN	1.250%	10/05/17	3,180	3,179,981

				13,175,290

Auto Parts & Equipment — 0.2%
American Axle & Manufacturing, Inc., Gtd. Notes(a)	6.625%	10/15/22	800	825,999
Goodyear Tire & Rubber Co. (The), Gtd. Notes	5.000%	05/31/26	1,700	1,772,250

A1409

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)#	Value
CORPORATE BONDS (Continued)

Auto Parts & Equipment (cont’d.)
Goodyear Tire & Rubber Co. (The), Gtd. Notes	5.125%	11/15/23	350	$366,188
ZF North America Capital, Inc. (Germany), Gtd. Notes, 144A.	4.500%	04/29/22	3,950	4,152,438

				7,116,875

Banks — 9.5%
ABN AMRO Bank NV (Netherlands), Sub. Notes, 144A	4.750%	07/28/25	1,940	2,059,681
Bank of America Corp., Jr. Sub. Notes	6.250%	09/29/49	3,290	3,627,225
Bank of America Corp., Sr. Unsec’d. Notes	5.700%	01/24/22	1,200	1,350,768
Bank of America Corp., Sr. Unsec’d. Notes	5.750%	12/01/17	490	493,370
Bank of America Corp., Sr. Unsec’d. Notes, GMTN	3.300%	01/11/23	4,400	4,507,587
Bank of America Corp., Sr. Unsec’d. Notes, GMTN	3.500%	04/19/26	2,790	2,836,522
Bank of America Corp., Sr. Unsec’d. Notes, GMTN	3.593%	07/21/28	670	676,504
Bank of America Corp., Sr. Unsec’d. Notes, MTN	2.600%	01/15/19	2,130	2,147,216
Bank of America Corp., Sr. Unsec’d. Notes, MTN	3.875%	08/01/25	2,350	2,461,663
Bank of America Corp., Sr. Unsec’d. Notes, MTN	4.000%	04/01/24	4,030	4,257,507
Bank of America Corp., Sr. Unsec’d. Notes, MTN	4.125%	01/22/24	5,080	5,404,432
Bank of America Corp., Sr. Unsec’d. Notes, MTN	4.875%	04/01/44	2,760	3,150,228
Bank of America Corp., Sr. Unsec’d. Notes, MTN	5.000%	05/13/21	2,800	3,046,672
Bank of America Corp., Sr. Unsec’d. Notes, MTN	5.000%	01/21/44	3,110	3,604,900
Bank of America Corp., Sr. Unsec’d. Notes, MTN	5.625%	07/01/20	520	566,353
Bank of America Corp., Sr. Unsec’d. Notes, MTN	5.650%	05/01/18	1,640	1,677,446
Bank of America Corp., Sub. Notes, MTN	4.200%	08/26/24	4,410	4,638,140
Bank of America Corp., Sub. Notes, MTN	4.450%	03/03/26	530	560,335
BNP Paribas SA (France), Sub. Notes, 144A	4.625%	03/13/27	830	878,668
BPCE SA (France), Sub. Notes, 144A	5.150%	07/21/24	1,490	1,606,238
Citigroup, Inc., Sub. Notes	4.750%	05/18/46	350	381,004
Citigroup, Inc., Jr. Sub. Notes(a)	5.350%	04/29/49	1,160	1,204,428
Citigroup, Inc., Jr. Sub. Notes	5.900%	12/29/49	630	678,825
Citigroup, Inc., Jr. Sub. Notes	5.950%	07/29/49	1,510	1,625,138
Citigroup, Inc., Jr. Sub. Notes	5.950%	12/29/49	5,930	6,411,813
Citigroup, Inc., Jr. Sub. Notes(a)	6.300%	12/29/49	2,710	2,940,350
Citigroup, Inc., Sr. Unsec’d. Notes	4.650%	07/30/45	5,048	5,588,445
Citigroup, Inc., Sr. Unsec’d. Notes	8.125%	07/15/39	309	488,748
Citigroup, Inc., Sub. Notes	4.050%	07/30/22	300	314,043
Citigroup, Inc., Sub. Notes	4.400%	06/10/25	4,050	4,263,639
Citigroup, Inc., Sub. Notes	4.450%	09/29/27	6,240	6,586,548
Citigroup, Inc., Sub. Notes	5.300%	05/06/44	556	650,332
Citigroup, Inc., Sub. Notes	5.500%	09/13/25	6,430	7,216,794
Citigroup, Inc., Sub. Notes	6.125%	08/25/36	558	690,092
Commonwealth Bank of Australia (Australia), Sr. Unsec’d. Notes, MTN, 144A	3.900%	07/12/47	2,610	2,622,527
Commonwealth Bank of Australia (Australia), Sr. Unsec’d. Notes, MTN, 144A	5.000%	10/15/19	870	922,242
Cooperatieve Rabobank UA (Netherlands), Bank Gtd. Notes	4.375%	08/04/25	5,840	6,132,572
Cooperatieve Rabobank UA (Netherlands), Bank Gtd. Notes	5.250%	08/04/45	1,200	1,427,490
Cooperatieve Rabobank UA (Netherlands), Gtd. Notes	4.625%	12/01/23	4,190	4,502,513
Cooperatieve Rabobank UA (Netherlands), Jr. Sub. Notes, 144A	11.000%	12/29/49	3,285	3,712,050
Credit Agricole SA (France), Jr. Sub. Notes, 144A	8.375%	10/29/49	4,290	4,751,175

A1410

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

				Principal
	Interest		Maturity	Amount
	Rate		Date	(000)#	Value
CORPORATE BONDS (Continued)

Banks (cont’d.)
Credit Suisse Group Funding Guernsey Ltd. (Switzerland), Gtd. Notes	4.550%		04/17/26	350	$375,201
Credit Suisse Group Funding Guernsey Ltd. (Switzerland), Gtd. Notes	4.875%		05/15/45	4,950	5,531,963
Goldman Sachs Capital II, Ltd. Gtd. Notes, 3 Month LIBOR x Factor + 0.770%	4.000%	(c)	12/29/49	227	203,733
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	3.500%		11/16/26	1,930	1,935,229
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	2.900%		07/19/18	300	302,740
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	4.750%		10/21/45	3,180	3,536,343
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	5.250%		07/27/21	1,310	1,439,447
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	6.150%		04/01/18	320	326,992
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	6.250%		02/01/41	6,970	9,201,005
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes, GMTN	5.375%		03/15/20	5,460	5,865,511
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes, MTN	3.850%		07/08/24	3,220	3,350,372
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes, MTN	4.000%		03/03/24	2,610	2,755,827
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes, MTN	6.000%		06/15/20	3,750	4,115,934
Goldman Sachs Group, Inc. (The), Sub. Notes	4.250%		10/21/25	4,680	4,879,108
Goldman Sachs Group, Inc. (The), Sub. Notes	5.150%		05/22/45	3,380	3,869,347
HBOS PLC (United Kingdom), Sub. Notes, GMTN, 144A	6.750%		05/21/18	220	226,543
HSBC Holdings PLC (United Kingdom), Jr. Sub. Notes	6.375%		12/29/49	2,010	2,133,239
HSBC Holdings PLC (United Kingdom), Sr. Unsec’d. Notes	3.400%		03/08/21	4,800	4,949,446
HSBC Holdings PLC (United Kingdom), Sr. Unsec’d. Notes	3.900%		05/25/26	220	230,250
HSBC Holdings PLC (United Kingdom), Sr. Unsec’d. Notes	4.300%		03/08/26	340	365,319
HSBC Holdings PLC (United Kingdom), Sub. Notes	4.250%		03/14/24	1,600	1,672,709
HSBC Holdings PLC (United Kingdom), Sub. Notes	4.250%		08/18/25	4,600	4,767,147
ING Bank NV (Netherlands), Sub. Notes, 144A	5.800%		09/25/23	2,700	3,082,707
Intesa Sanpaolo SpA (Italy), Sr. Unsec’d. Notes, 144A	3.125%		07/14/22	1,700	1,704,196
Intesa Sanpaolo SpA (Italy), Sr. Unsec’d. Notes, 144A	3.875%		07/14/27	2,390	2,399,650
Intesa Sanpaolo SpA (Italy), Sub. Notes, MTN, 144A	5.017%		06/26/24	5,710	5,804,804
JPMorgan Chase & Co., Sub. Notes	4.250%		10/01/27	690	727,658
JPMorgan Chase & Co., Sr. Unsec’d. Notes	3.250%		09/23/22	1,300	1,343,967
JPMorgan Chase & Co., Sr. Unsec’d. Notes	4.250%		10/15/20	90	95,287
JPMorgan Chase & Co., Sr. Unsec’d. Notes	4.350%		08/15/21	630	674,972
JPMorgan Chase & Co., Sr. Unsec’d. Notes	4.400%		07/22/20	1,230	1,306,335
JPMorgan Chase & Co., Sr. Unsec’d. Notes	4.500%		01/24/22	690	747,622
JPMorgan Chase & Co., Sub. Notes	3.875%		09/10/24	10	10,413
JPMorgan Chase & Co., Sub. Notes	4.950%		06/01/45	3,790	4,315,387

A1411

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

				Principal
	Interest		Maturity	Amount
	Rate		Date	(000)#	Value
CORPORATE BONDS (Continued)

Banks (cont’d.)
Lloyds Banking Group PLC (United Kingdom), Sub. Notes	4.500%		11/04/24	4,800	$5,028,964
Mitsubishi UFJ Financial Group, Inc. (Japan), Sr. Unsec’d. Notes	2.998%		02/22/22	1,180	1,196,237
Morgan Stanley, Sr. Unsec’d. Notes, MTN	5.950%		12/28/17	4,350	4,394,267
Nordea Bank AB (Sweden), Sub. Notes, 144A	4.250%		09/21/22	800	845,950
Nordea Bank AB (Sweden), Sub. Notes, 144A	4.875%		05/13/21	3,650	3,916,629
Royal Bank of Scotland Group PLC (United Kingdom), Sub. Notes	5.125%		05/28/24	6,030	6,415,721
Royal Bank of Scotland Group PLC (United Kingdom), Sub. Notes	6.000%		12/19/23	2,900	3,207,166
Royal Bank of Scotland Group PLC (United Kingdom), Sub. Notes	6.125%		12/15/22	1,360	1,496,062
Santander UK Group Holdings PLC (United Kingdom), Sub. Notes, 144A	5.625%		09/15/45	560	649,569
Standard Chartered PLC (United Kingdom), Sub. Notes, 144A	3.950%		01/11/23	250	253,883
Standard Chartered PLC (United Kingdom), Sub. Notes, 144A	5.700%		03/26/44	2,530	2,973,298
State Street Corp., Jr. Sub. Notes	4.956%		03/15/18	5,280	5,354,162
Sumitomo Mitsui Financial Group, Inc. (Japan), Sr. Unsec’d. Notes	2.058%		07/14/21	1,720	1,692,750
UBS Group Funding Switzerland AG (Switzerland), Gtd. Notes, 144A	3.491%		05/23/23	3,760	3,849,682
UBS Group Funding Switzerland AG (Switzerland), Gtd. Notes, 144A	4.125%		09/24/25	2,100	2,209,008
UBS Group Funding Switzerland AG (Switzerland), Gtd. Notes, 144A	4.253%		03/23/28	4,600	4,825,428
Wachovia Capital Trust III, Ltd. Gtd. Notes, 3 Month LIBOR x Factor + 0.930%(a)	5.570%	(c)	03/29/49	7,420	7,438,550
Wachovia Corp., Gtd. Notes, MTN	5.750%		02/01/18	720	729,946
Wells Fargo & Co., Sr. Unsec’d. Notes	3.000%		10/23/26	5,480	5,358,625
Wells Fargo & Co., Sr. Unsec’d. Notes, MTN	4.600%		04/01/21	5,840	6,272,455
Wells Fargo & Co., Sub. Notes	5.606%		01/15/44	1,431	1,732,154
Wells Fargo & Co., Sub. Notes, GMTN	4.300%		07/22/27	7,590	8,027,362
Wells Fargo & Co., Sub. Notes, GMTN	4.900%		11/17/45	3,660	4,082,529
Wells Fargo & Co., Sub. Notes, MTN	4.400%		06/14/46	520	539,921
Wells Fargo & Co., Sub. Notes, MTN	4.650%		11/04/44	3,180	3,402,434
Wells Fargo & Co., Sub. Notes, MTN	4.750%		12/07/46	2,050	2,250,622
Wells Fargo Bank NA, Sub. Notes, BKNT	6.000%		11/15/17	3,970	3,991,041

					289,043,041

Beverages — 1.0%
Anheuser-Busch InBev Finance, Inc. (Belgium), Gtd. Notes	2.650%		02/01/21	2,310	2,347,516
Anheuser-Busch InBev Finance, Inc. (Belgium), Gtd. Notes	3.300%		02/01/23	2,670	2,768,187
Anheuser-Busch InBev Finance, Inc. (Belgium), Gtd. Notes	3.650%		02/01/26	770	796,575
Anheuser-Busch InBev Finance, Inc. (Belgium), Gtd. Notes	4.900%		02/01/46	4,990	5,636,543
Anheuser-Busch InBev Worldwide, Inc. (Belgium), Gtd. Notes	2.500%		07/15/22	5,600	5,646,526
Anheuser-Busch InBev Worldwide, Inc. (Belgium), Gtd. Notes	5.000%		04/15/20	610	655,204
Anheuser-Busch InBev Worldwide, Inc. (Belgium), Gtd. Notes	5.375%		01/15/20	2,880	3,099,079

A1412

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)#	Value
CORPORATE BONDS (Continued)

Beverages (cont’d.)
Constellation Brands, Inc., Gtd. Notes	4.250%	05/01/23	1,270	$1,361,304
Cott Holdings, Inc. (Canada), Gtd. Notes, 144A	5.500%	04/01/25	1,140	1,188,450
Diageo Capital PLC (United Kingdom), Gtd. Notes	4.828%	07/15/20	2,580	2,779,074
Molson Coors Brewing Co., Gtd. Notes	3.500%	05/01/22	330	342,058
PepsiCo, Inc., Sr. Unsec’d. Notes	4.000%	03/05/42	610	625,235
Pernod Ricard SA (France), Sr. Unsec’d. Notes, 144A	4.450%	01/15/22	3,660	3,915,683

				31,161,434

Biotechnology — 0.3%
Amgen, Inc., Sr. Unsec’d. Notes	3.625%	05/22/24	360	375,426
Amgen, Inc., Sr. Unsec’d. Notes	4.663%	06/15/51	301	330,141
Celgene Corp., Sr. Unsec’d. Notes	3.550%	08/15/22	920	961,640
Celgene Corp., Sr. Unsec’d. Notes	3.875%	08/15/25	2,350	2,479,524
Celgene Corp., Sr. Unsec’d. Notes	5.000%	08/15/45	1,050	1,187,004
Celgene Corp., Sr. Unsec’d. Notes	5.250%	08/15/43	130	149,061
Gilead Sciences, Inc., Sr. Unsec’d. Notes	3.700%	04/01/24	1,060	1,119,502
Gilead Sciences, Inc., Sr. Unsec’d. Notes	4.150%	03/01/47	1,400	1,434,197
Gilead Sciences, Inc., Sr. Unsec’d. Notes	4.750%	03/01/46	910	1,018,976

				9,055,471

Chemicals — 0.2%
Equate Petrochemical BV (Kuwait), Gtd. Notes, MTN, 144A	4.250%	11/03/26	1,980	2,036,034
LyondellBasell Industries NV, Sr. Unsec’d. Notes	5.000%	04/15/19	180	186,767
LyondellBasell Industries NV, Sr. Unsec’d. Notes	5.750%	04/15/24	780	893,968
LyondellBasell Industries NV, Sr. Unsec’d. Notes	6.000%	11/15/21	980	1,105,614
OCP SA (Morocco), Sr. Unsec’d. Notes, 144A	4.500%	10/22/25	1,620	1,629,876
Westlake Chemical Corp., Gtd. Notes	4.625%	02/15/21	780	806,130
Westlake Chemical Corp., Gtd. Notes	4.875%	05/15/23	250	260,000

				6,918,389

Commercial Services — 0.1%
Ecolab, Inc., Sr. Unsec’d. Notes	4.350%	12/08/21	430	465,085
UBM PLC (United Kingdom), Sr. Unsec’d. Notes, 144A	5.750%	11/03/20	1,850	1,942,112
United Rentals North America, Inc., Gtd. Notes	4.875%	01/15/28	200	201,000
United Rentals North America, Inc., Gtd. Notes	5.500%	07/15/25	610	653,463

				3,261,660

Computers — 0.5%
Apple, Inc., Sr. Unsec’d. Notes	2.450%	08/04/26	5,400	5,210,219
Dell International LLC/EMC Corp., Sr. Sec’d. Notes, 144A	3.480%	06/01/19	5,000	5,099,286
Dell International LLC/EMC Corp., Sr. Sec’d. Notes, 144A	4.420%	06/15/21	4,210	4,420,143

				14,729,648

Diversified Financial Services — 1.1%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Netherlands), Gtd. Notes	3.750%	05/15/19	2,760	2,824,225
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Netherlands), Gtd. Notes	4.500%	05/15/21	320	338,571
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Netherlands), Gtd. Notes	4.625%	10/30/20	800	851,354

A1413

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)#	Value
CORPORATE BONDS (Continued)

Diversified Financial Services (cont’d.)
Ally Financial, Inc., Gtd. Notes	7.500%	09/15/20	2,572	$2,893,499
Bear Stearns Cos. LLC (The), Gtd. Notes	6.400%	10/02/17	2,510	2,510,000
GE Capital International Funding Co. Unlimited Co., Gtd. Notes	2.342%	11/15/20	8,758	8,850,193
HSBC Finance Corp., Sub. Notes	6.676%	01/15/21	1,076	1,217,112
International Lease Finance Corp., Sr. Unsec’d. Notes	8.625%	01/15/22	670	821,114
KKR Group Finance Co. II LLC, Gtd. Notes, 144A	5.500%	02/01/43	260	296,374
Navient Corp., Sr. Unsec’d. Notes, MTN	8.000%	03/25/20	1,920	2,116,800
Quicken Loans, Inc., Gtd. Notes, 144A	5.750%	05/01/25	1,140	1,197,000
Visa, Inc., Sr. Unsec’d. Notes	3.150%	12/14/25	5,130	5,255,717
Visa, Inc., Sr. Unsec’d. Notes	4.300%	12/14/45	2,710	2,999,000

				32,170,959

Electric — 1.3%
Berkshire Hathaway Energy Co., Sr. Unsec’d. Notes(a)	6.500%	09/15/37	2,610	3,487,658
Dominion Energy, Inc., Sr. Unsec’d. Notes	7.000%	06/15/38	670	896,116
Duke Energy Corp., Sr. Unsec’d. Notes	3.950%	08/15/47	110	109,042
Duke Energy Progress LLC, First Mortgage	2.800%	05/15/22	1,490	1,519,723
FirstEnergy Corp., Sr. Unsec’d. Notes	3.900%	07/15/27	2,750	2,792,731
FirstEnergy Corp., Sr. Unsec’d. Notes	4.250%	03/15/23	3,540	3,745,189
FirstEnergy Corp., Sr. Unsec’d. Notes	7.375%	11/15/31	10,860	14,447,362
Majapahit Holding BV (Indonesia), Gtd. Notes	7.750%	01/20/20	330	367,983
Miran Mid-Atlantic Series C Pass-Through Trust, Pass-Through Certificates	10.060%	12/30/28	4,833	4,590,875
Pacific Gas & Electric Co., Sr. Unsec’d. Notes	5.800%	03/01/37	2,770	3,531,876
Pacific Gas & Electric Co., Sr. Unsec’d. Notes	6.050%	03/01/34	2,220	2,891,171
Pacific Gas & Electric Co., Sr. Unsec’d. Notes	8.250%	10/15/18	780	830,864
Progress Energy, Inc., Sr. Unsec’d. Notes	4.400%	01/15/21	1,020	1,078,908

				40,289,498

Engineering & Construction — 0.0%
ABB Finance USA, Inc. (Switzerland), Gtd. Notes	4.375%	05/08/42	320	343,139

Environmental Control — 0.1%
Waste Management, Inc., Gtd. Notes	3.500%	05/15/24	1,290	1,338,444
Waste Management, Inc., Gtd. Notes	4.600%	03/01/21	440	472,128

				1,810,572

Foods — 0.6%
Danone SA (France), Sr. Unsec’d. Notes, 144A	2.077%	11/02/21	2,410	2,367,617
Danone SA (France), Sr. Unsec’d. Notes, 144A	2.589%	11/02/23	3,710	3,644,684
Danone SA (France), Sr. Unsec’d. Notes, 144A	2.947%	11/02/26	1,290	1,251,925
Kraft Heinz Foods Co., Gtd. Notes	3.000%	06/01/26	140	134,105
Kraft Heinz Foods Co., Gtd. Notes	3.500%	06/06/22	1,040	1,076,996
Kraft Heinz Foods Co., Gtd. Notes	3.500%	07/15/22	1,700	1,759,354
Kraft Heinz Foods Co., Gtd. Notes	3.950%	07/15/25	590	607,678
Kraft Heinz Foods Co., Gtd. Notes	5.000%	07/15/35	930	1,013,184
Kraft Heinz Foods Co., Gtd. Notes	5.000%	06/04/42	380	404,863
Kraft Heinz Foods Co., Gtd. Notes	5.200%	07/15/45	410	449,118
Kraft Heinz Foods Co., Gtd. Notes	5.375%	02/10/20	1,547	1,659,377
Kroger Co. (The), Sr. Unsec’d. Notes(a)	3.300%	01/15/21	800	820,089
Lamb Weston Holdings, Inc., Gtd. Notes, 144A	4.875%	11/01/26	1,130	1,186,500
Wm. Wrigley Jr. Co., Sr. Unsec’d. Notes, 144A	2.400%	10/21/18	480	483,034
Wm. Wrigley Jr. Co., Sr. Unsec’d. Notes, 144A	2.900%	10/21/19	1,310	1,329,264

A1414

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)#	Value
CORPORATE BONDS (Continued)

Foods (cont’d.)
Wm. Wrigley Jr. Co., Sr. Unsec’d. Notes, 144A	3.375%	10/21/20	70	$72,182

				18,259,970

Forest Products & Paper — 0.0%
Celulosa Arauco y Constitucion SA (Chile), Sr. Unsec’d. Notes	4.750%	01/11/22	535	565,683

Healthcare-Products — 0.5%
Abbott Laboratories, Sr. Unsec’d. Notes	3.750%	11/30/26	2,010	2,062,463
Abbott Laboratories, Sr. Unsec’d. Notes	4.750%	11/30/36	1,050	1,159,685
Abbott Laboratories, Sr. Unsec’d. Notes	4.900%	11/30/46	1,730	1,932,292
Becton Dickinson & Co., Sr. Unsec’d. Notes	3.363%	06/06/24	2,900	2,927,056
Becton Dickinson & Co., Sr. Unsec’d. Notes	3.734%	12/15/24	776	792,645
Becton Dickinson & Co., Sr. Unsec’d. Notes	4.685%	12/15/44	650	687,101
Medtronic Global Holdings SCA, Gtd. Notes	3.350%	04/01/27	1,270	1,305,409
Medtronic, Inc., Gtd. Notes	3.125%	03/15/22	350	360,338
Medtronic, Inc., Gtd. Notes	3.500%	03/15/25	4,530	4,724,388

				15,951,377

Healthcare-Services — 0.6%
Aetna, Inc., Sr. Unsec’d. Notes	2.800%	06/15/23	470	472,891
Anthem, Inc., Sr. Unsec’d. Notes(a)	3.125%	05/15/22	2,550	2,604,067
Anthem, Inc., Sr. Unsec’d. Notes	7.000%	02/15/19	635	677,192
Catholic Health Initiatives, Sec’d. Notes	4.350%	11/01/42	440	412,242
Centene Corp., Sr. Unsec’d. Notes	4.750%	05/15/22	1,000	1,043,750
DaVita, Inc., Gtd. Notes	5.000%	05/01/25	90	88,789
Fresenius Medical Care US Finance II, Inc. (Germany), Gtd. Notes, 144A	4.125%	10/15/20	250	261,695
Fresenius Medical Care US Finance II, Inc. (Germany), Gtd. Notes, 144A	5.875%	01/31/22	990	1,112,334
HCA, Inc., Gtd. Notes	7.500%	02/15/22	1,440	1,651,954
HCA, Inc., Sr. Sec’d. Notes	5.000%	03/15/24	230	244,950
HCA, Inc., Sr. Sec’d. Notes	5.250%	06/15/26	820	883,550
HCA, Inc., Sr. Sec’d. Notes	5.875%	03/15/22	1,170	1,295,775
HCA, Inc., Sr. Sec’d. Notes	6.500%	02/15/20	550	598,813
Humana, Inc., Sr. Unsec’d. Notes	3.150%	12/01/22	1,050	1,069,138
Humana, Inc., Sr. Unsec’d. Notes	3.950%	03/15/27	860	898,505
Humana, Inc., Sr. Unsec’d. Notes	4.625%	12/01/42	570	615,736
Humana, Inc., Sr. Unsec’d. Notes	4.800%	03/15/47	100	111,357
Humana, Inc., Sr. Unsec’d. Notes	4.950%	10/01/44	450	509,547
Tenet Healthcare Corp., Sr. Unsec’d. Notes(a)	8.125%	04/01/22	360	366,300
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	1.625%	03/15/19	10	9,978
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	3.375%	11/15/21	570	592,731
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	3.750%	07/15/25	190	201,630
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	5.700%	10/15/40	1,500	1,917,087

				17,640,011

Home Builders — 0.1%
Lennar Corp., Gtd. Notes	4.500%	04/30/24	880	906,206
Taylor Morrison Communities, Inc./Taylor Morrison Holdings II, Inc., Gtd. Notes, 144A	5.250%	04/15/21	1,730	1,775,413

				2,681,619

Household Products/Wares — 0.0%
Spectrum Brands, Inc., Gtd. Notes	5.750%	07/15/25	810	862,650

A1415

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Housewares — 0.1%
Newell Brands, Inc., Sr. Unsec’d. Notes	3.150%	04/01/21	820	$838,896
Newell Brands, Inc., Sr. Unsec’d. Notes	3.850%	04/01/23	1,450	1,523,373
Newell Brands, Inc., Sr. Unsec’d. Notes	4.200%	04/01/26	1,340	1,411,073

				3,773,342

Insurance — 0.4%
American International Group, Inc., Jr. Sub. Notes	6.250%	03/15/87	636	696,419
American International Group, Inc., Sr. Unsec’d. Notes	3.750%	07/10/25	900	929,436
Chubb INA Holdings, Inc., Gtd. Notes	2.300%	11/03/20	570	574,176
Chubb INA Holdings, Inc., Gtd. Notes	3.350%	05/03/26	1,000	1,025,224
MetLife, Inc., Jr. Sub. Notes	6.400%	12/15/66	3,610	4,160,525
MetLife, Inc., Sr. Unsec’d. Notes	4.750%	02/08/21	1,500	1,623,111
MetLife, Inc., Sr. Unsec’d. Notes	5.875%	02/06/41	1,020	1,310,510
Teachers Insurance & Annuity Association of America, Sub. Notes, 144A	4.900%	09/15/44	2,500	2,823,461
Voya Financial, Inc., Gtd. Notes	2.900%	02/15/18	112	112,487

				13,255,349

Internet — 0.2%
Amazon.com, Inc., Sr. Unsec’d. Notes	4.950%	12/05/44	1,830	2,113,345
Amazon.com, Inc., Sr. Unsec’d. Notes, 144A	3.150%	08/22/27	2,040	2,054,567
Amazon.com, Inc., Sr. Unsec’d. Notes, 144A	3.875%	08/22/37	1,030	1,048,207
Amazon.com, Inc., Sr. Unsec’d. Notes, 144A	4.050%	08/22/47	1,280	1,304,475
Netflix, Inc., Sr. Unsec’d. Notes	5.500%	02/15/22	120	130,800
Netflix, Inc., Sr. Unsec’d. Notes	5.875%	02/15/25	680	743,750

				7,395,144

Iron/Steel — 0.2%
ArcelorMittal (Luxembourg), Sr. Unsec’d. Notes(a)	6.750%	02/25/22	740	848,225
ArcelorMittal (Luxembourg), Sr. Unsec’d. Notes	7.500%	10/15/39	460	551,999
Vale Overseas Ltd. (Brazil), Gtd. Notes	6.875%	11/21/36	3,140	3,595,300

				4,995,524

Leisure Time — 0.1%
NCL Corp. Ltd., Sr. Unsec’d. Notes, 144A	4.625%	11/15/20	710	728,638
NCL Corp. Ltd., Sr. Unsec’d. Notes, 144A	4.750%	12/15/21	880	913,000

				1,641,638

Lodging — 0.1%
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., Gtd. Notes	4.875%	04/01/27	1,450	1,522,500

Machinery-Diversified — 0.0%
John Deere Capital Corp., Sr. Unsec’d. Notes	1.700%	01/15/20	510	508,111
John Deere Capital Corp., Sr. Unsec’d. Notes, MTN	2.250%	04/17/19	140	141,291
John Deere Capital Corp., Sr. Unsec’d. Notes, MTN	5.350%	04/03/18	600	611,271

				1,260,673

Media — 1.3%
21st Century Fox America, Inc., Gtd. Notes	4.500%	02/15/21	490	524,397
21st Century Fox America, Inc., Gtd. Notes	6.750%	01/09/38	250	328,360

A1416

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Media (cont’d.)
21st Century Fox America, Inc., Gtd. Notes	6.900%	08/15/39	265	$355,802
Altice Financing SA (Luxembourg), Sr. Sec’d. Notes, 144A	6.625%	02/15/23	1,945	2,061,699
CCO Holdings LLC/CCO Holdings Capital Corp., Sr. Unsec’d. Notes, 144A	5.125%	05/01/27	830	841,413
Charter Communications Operating LLC/Charter Communications Operating Capital, Sr. Sec’d. Notes	4.908%	07/23/25	290	310,015
Charter Communications Operating LLC/Charter Communications Operating Capital, Sr. Sec’d. Notes	6.484%	10/23/45	500	586,839
Charter Communications Operating LLC/Charter Communications Operating Capital, Sr. Sec’d. Notes, 144A	4.200%	03/15/28	1,520	1,538,096
Comcast Cable Communications Holdings, Inc., Gtd. Notes	9.455%	11/15/22	80	106,348
Comcast Corp., Gtd. Notes	3.375%	08/15/25	1,450	1,496,139
Comcast Corp., Gtd. Notes	4.200%	08/15/34	190	201,981
Comcast Corp., Gtd. Notes	4.250%	01/15/33	530	569,918
Comcast Corp., Gtd. Notes	5.650%	06/15/35	160	196,282
Comcast Corp., Gtd. Notes	5.875%	02/15/18	2,100	2,133,607
Comcast Corp., Gtd. Notes	6.400%	03/01/40	240	321,119
Comcast Corp., Gtd. Notes	6.550%	07/01/39	60	80,605
DISH DBS Corp., Gtd. Notes	5.875%	11/15/24	4,775	5,004,797
DISH DBS Corp., Gtd. Notes	6.750%	06/01/21	410	451,000
Myriad International Holdings BV (South Africa), Gtd. Notes, 144A	4.850%	07/06/27	2,830	2,926,220
NBCUniversal Enterprise, Inc., Gtd. Notes, 144A	1.974%	04/15/19	2,370	2,377,886
NBCUniversal Media LLC, Gtd. Notes	4.375%	04/01/21	660	710,268
SFR Group SA (France), Sr. Sec’d. Notes, 144A	6.000%	05/15/22	3,710	3,876,950
SFR Group SA (France), Sr. Sec’d. Notes, 144A	6.250%	05/15/24	720	760,320
Time Warner Cable LLC, Sr. Sec’d. Notes	4.125%	02/15/21	1,905	1,978,061
Time Warner Cable LLC, Sr. Sec’d. Notes	5.000%	02/01/20	830	877,509
Time Warner Cable LLC, Sr. Sec’d. Notes	5.875%	11/15/40	1,620	1,777,729
Time Warner Cable LLC, Sr. Sec’d. Notes	7.300%	07/01/38	2,020	2,535,508
Time Warner Cable LLC, Sr. Sec’d. Notes	8.250%	04/01/19	2,180	2,370,251
Time Warner Entertainment Co. LP, Sr. Sec’d. Notes	8.375%	07/15/33	630	856,340
Time Warner, Inc., Gtd. Notes	4.750%	03/29/21	710	764,481
Time Warner, Inc., Gtd. Notes	6.250%	03/29/41	770	922,426
Viacom, Inc., Sr. Unsec’d. Notes	3.875%	04/01/24	570	570,750
Viacom, Inc., Sr. Unsec’d. Notes	4.250%	09/01/23	460	472,677
Virgin Media Secured Finance PLC (United Kingdom), Sr. Sec’d. Notes, 144A	5.500%	08/15/26	200	210,750

				41,096,543

Mining — 1.3%
Alcoa Nederland Holding BV, Gtd. Notes, 144A	6.750%	09/30/24	1,850	2,048,875
Anglo American Capital PLC (United Kingdom), Gtd. Notes, 144A	3.625%	09/11/24	630	628,427
Anglo American Capital PLC (United Kingdom), Gtd. Notes, 144A	3.750%	04/10/22	2,130	2,184,527
Anglo American Capital PLC (United Kingdom), Gtd. Notes, 144A	4.000%	09/11/27	620	612,764
Anglo American Capital PLC (United Kingdom), Gtd. Notes, 144A	4.750%	04/10/27	1,070	1,116,814
Barrick Gold Corp. (Canada), Sr. Unsec’d. Notes	5.250%	04/01/42	200	228,834

A1417

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Mining (cont’d.)
Barrick North America Finance LLC (Canada), Gtd. Notes	4.400%	05/30/21	243	$261,317
Barrick North America Finance LLC (Canada), Gtd. Notes	5.700%	05/30/41	1,270	1,514,440
Barrick North America Finance LLC (Canada), Gtd. Notes	5.750%	05/01/43	260	314,789
BHP Billiton Finance USA Ltd. (Australia), Gtd. Notes	2.875%	02/24/22	175	178,874
BHP Billiton Finance USA Ltd. (Australia), Gtd. Notes	5.000%	09/30/43	1,600	1,887,513
BHP Billiton Finance USA Ltd. (Australia), Gtd. Notes, 144A	6.750%	10/19/75	4,980	5,863,950
Freeport-McMoRan, Inc., Gtd. Notes	5.450%	03/15/43	856	799,825
Freeport-McMoRan, Inc., Gtd. Notes	6.500%	11/15/20	290	296,670
Freeport-McMoRan, Inc., Gtd. Notes	6.875%	02/15/23	1,840	2,005,600
Glencore Finance Canada Ltd. (Switzerland), Gtd. Notes, 144A	2.700%	10/25/17	8,020	8,022,807
Glencore Funding LLC (Switzerland), Gtd. Notes, 144A(a)	4.000%	03/27/27	7,320	7,364,317
Glencore Funding LLC (Switzerland), Gtd. Notes, 144A	4.125%	05/30/23	280	291,494
Southern Copper Corp. (Peru), Sr. Unsec’d. Notes	5.250%	11/08/42	5,160	5,460,966

				41,082,803

Miscellaneous Manufacturing — 0.6%
Eaton Corp., Gtd. Notes	1.500%	11/02/17	750	749,912
Eaton Corp., Gtd. Notes	2.750%	11/02/22	4,950	4,984,253
Eaton Corp., Gtd. Notes	4.150%	11/02/42	1,690	1,696,494
General Electric Co., Sr. Unsec’d. Notes	4.500%	03/11/44	600	671,648
General Electric Co., Sr. Unsec’d. Notes, GMTN	4.625%	01/07/21	1,413	1,527,412
General Electric Co., Sr. Unsec’d. Notes, GMTN	6.875%	01/10/39	4,177	6,115,569
General Electric Co., Sr. Unsec’d. Notes, MTN	4.375%	09/16/20	682	730,417
General Electric Co., Sr. Unsec’d. Notes, MTN	4.650%	10/17/21	98	107,316
General Electric Co., Sr. Unsec’d. Notes, MTN	5.875%	01/14/38	540	706,641
General Electric Co., Sub. Notes, MTN	5.300%	02/11/21	1,051	1,155,673

				18,445,335

Oil & Gas — 3.6%
Anadarko Finance Co., Gtd. Notes	7.500%	05/01/31	190	236,460
Anadarko Petroleum Corp., Sr. Unsec’d. Notes(a)	4.850%	03/15/21	1,690	1,792,228
Anadarko Petroleum Corp., Sr. Unsec’d. Notes(a)	5.550%	03/15/26	3,140	3,506,882
Anadarko Petroleum Corp., Sr. Unsec’d. Notes	6.450%	09/15/36	1,190	1,407,766
Anadarko Petroleum Corp., Sr. Unsec’d. Notes	6.600%	03/15/46	1,320	1,634,244
Apache Corp., Sr. Unsec’d. Notes	3.250%	04/15/22	1,324	1,342,938
Apache Corp., Sr. Unsec’d. Notes	4.250%	01/15/44	380	356,851
Apache Corp., Sr. Unsec’d. Notes	4.750%	04/15/43	310	310,329
Apache Corp., Sr. Unsec’d. Notes	5.100%	09/01/40	1,990	2,081,401
Apache Corp., Sr. Unsec’d. Notes	6.000%	01/15/37	1,040	1,216,902
BP Capital Markets PLC (United Kingdom), Gtd. Notes	3.119%	05/04/26	3,030	3,028,924
BP Capital Markets PLC (United Kingdom), Gtd. Notes	3.216%	11/28/23	2,880	2,950,289
BP Capital Markets PLC (United Kingdom), Gtd. Notes(a)	3.506%	03/17/25	620	639,923
BP Capital Markets PLC (United Kingdom), Gtd. Notes	3.561%	11/01/21	170	178,799

A1418

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Oil & Gas (cont’d.)
Chesapeake Energy Corp., Gtd. Notes	5.750%	03/15/23	670	$618,075
Chesapeake Energy Corp., Gtd. Notes	6.125%	02/15/21	560	564,200
Chesapeake Energy Corp., Sec’d. Notes, 144A(a)	8.000%	12/15/22	340	366,350
Chevron Corp., Sr. Unsec’d. Notes	2.954%	05/16/26	3,720	3,713,997
CNOOC Finance 2015 USA LLC (China), Gtd. Notes	3.500%	05/05/25	5,940	6,030,662
Concho Resources, Inc., Gtd. Notes	4.375%	01/15/25	840	884,100
Continental Resources, Inc., Gtd. Notes(a)	4.500%	04/15/23	330	330,825
Devon Energy Corp., Sr. Unsec’d. Notes(a)	3.250%	05/15/22	3,620	3,662,828
Devon Energy Corp., Sr. Unsec’d. Notes	5.000%	06/15/45	3,920	4,130,827
Devon Energy Corp., Sr. Unsec’d. Notes	5.600%	07/15/41	140	153,216
Devon Energy Corp., Sr. Unsec’d. Notes(a)	5.850%	12/15/25	2,120	2,443,936
Devon Energy Corp., Sr. Unsec’d. Notes	7.950%	04/15/32	640	837,894
Devon Financing Co. LLC, Gtd. Notes	7.875%	09/30/31	20	26,401
Ecopetrol SA (Colombia), Sr. Unsec’d. Notes	5.875%	05/28/45	4,800	4,692,000
Ensco PLC, Sr. Unsec’d. Notes(a)	8.000%	01/31/24	1,134	1,114,155
EOG Resources, Inc., Sr. Unsec’d. Notes	4.150%	01/15/26	1,140	1,208,825
Exxon Mobil Corp., Sr. Unsec’d. Notes(a)	3.043%	03/01/26	2,180	2,217,358
Exxon Mobil Corp., Sr. Unsec’d. Notes	4.114%	03/01/46	1,630	1,761,216
Kerr-McGee Corp., Gtd. Notes	7.875%	09/15/31	1,270	1,614,660
Noble Energy, Inc., Sr. Unsec’d. Notes	3.850%	01/15/28	1,500	1,502,960
Noble Energy, Inc., Sr. Unsec’d. Notes	4.950%	08/15/47	730	744,182
Noble Energy, Inc., Sr. Unsec’d. Notes	5.250%	11/15/43	990	1,038,410
Oasis Petroleum, Inc., Gtd. Notes(a)	6.875%	03/15/22	320	325,600
Occidental Petroleum Corp., Sr. Unsec’d. Notes(a)	3.000%	02/15/27	1,200	1,181,410
Occidental Petroleum Corp., Sr. Unsec’d. Notes	3.125%	02/15/22	440	452,904
Occidental Petroleum Corp., Sr. Unsec’d. Notes	3.400%	04/15/26	1,610	1,644,489
Occidental Petroleum Corp., Sr. Unsec’d. Notes	4.100%	02/15/47	1,650	1,694,666
Occidental Petroleum Corp., Sr. Unsec’d. Notes	4.400%	04/15/46	480	510,142
Occidental Petroleum Corp., Sr. Unsec’d. Notes	4.625%	06/15/45	1,570	1,717,071
Petrobras Global Finance BV (Brazil), Gtd. Notes	6.125%	01/17/22	1,280	1,376,000
Petrobras Global Finance BV (Brazil), Gtd. Notes	6.250%	03/17/24	2,690	2,874,265
Petrobras Global Finance BV (Brazil), Gtd. Notes	7.375%	01/17/27	1,060	1,167,060
Petrobras Global Finance BV (Brazil), Gtd. Notes, 144A	5.299%	01/27/25	13,240	13,220,140
Petroleos Mexicanos (Mexico), Gtd. Notes	5.500%	06/27/44	1,270	1,184,275
Petroleos Mexicanos (Mexico), Gtd. Notes	6.375%	01/23/45	2,740	2,787,950
Petroleos Mexicanos (Mexico), Gtd. Notes	6.625%	06/15/35	310	334,025
Petroleos Mexicanos (Mexico), Gtd. Notes, MTN	6.875%	08/04/26	1,900	2,161,250
QEP Resources, Inc., Sr. Unsec’d. Notes(a)	6.875%	03/01/21	1,440	1,515,600
Range Resources Corp., Gtd. Notes	4.875%	05/15/25	200	197,000
Range Resources Corp., Gtd. Notes, 144A	5.875%	07/01/22	100	103,250
Sanchez Energy Corp., Gtd. Notes(a)	6.125%	01/15/23	900	769,500
Sanchez Energy Corp., Gtd. Notes(a)	7.750%	06/15/21	120	113,700
Shell International Finance BV (Netherlands), Gtd. Notes	2.875%	05/10/26	2,730	2,716,377
Shell International Finance BV (Netherlands), Gtd. Notes	4.000%	05/10/46	710	718,084
Shell International Finance BV (Netherlands), Gtd. Notes	4.375%	03/25/20	2,940	3,119,485
Shell International Finance BV (Netherlands), Gtd. Notes	4.375%	05/11/45	2,010	2,155,247
Shell International Finance BV (Netherlands), Gtd. Notes	4.550%	08/12/43	1,010	1,096,640

A1419

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Oil & Gas (cont’d.)
Sinopec Group Overseas Development 2014 Ltd. (China), Gtd. Notes, 144A	4.375%	04/10/24	2,230	$2,393,825
Transocean, Inc., Gtd. Notes	6.000%	03/15/18	289	293,335
Whiting Petroleum Corp., Gtd. Notes(a)	6.250%	04/01/23	780	767,325

				108,931,628

Oil & Gas Services — 0.2%
Halliburton Co., Sr. Unsec’d. Notes	3.800%	11/15/25	2,690	2,762,116
Schlumberger Holdings Corp., Sr. Unsec’d. Notes, 144A	3.000%	12/21/20	2,060	2,109,760
Schlumberger Holdings Corp., Sr. Unsec’d. Notes, 144A	4.000%	12/21/25	1,590	1,667,860

				6,539,736

Packaging & Containers — 0.1%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. (Ireland), Gtd. Notes, 144A	6.000%	02/15/25	650	688,188
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. (Ireland), Sr. Sec’d. Notes, 144A	4.625%	05/15/23	930	955,295
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA (New Zealand), Sr. Sec’d. Notes	6.875%	02/15/21	1,001	1,026,404
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA (New Zealand), Sr. Sec’d. Notes, 144A	5.125%	07/15/23	610	636,596
WestRock RKT Co., Gtd. Notes	3.500%	03/01/20	590	604,511
WestRock RKT Co., Gtd. Notes	4.000%	03/01/23	370	389,719

				4,300,713

Pharmaceuticals — 0.7%
Allergan Funding SCS, Gtd. Notes	3.450%	03/15/22	1,160	1,202,820
Allergan Funding SCS, Gtd. Notes	3.800%	03/15/25	2,470	2,565,118
Allergan Funding SCS, Gtd. Notes	4.550%	03/15/35	350	373,419
Allergan Funding SCS, Gtd. Notes	4.750%	03/15/45	248	268,312
Cardinal Health, Inc., Sr. Unsec’d. Notes	2.616%	06/15/22	860	859,299
Cardinal Health, Inc., Sr. Unsec’d. Notes	3.079%	06/15/24	1,150	1,158,013
Eli Lilly & Co., Sr. Unsec’d. Notes	3.100%	05/15/27	980	985,661
GlaxoSmithKline Capital PLC (United Kingdom), Gtd. Notes	2.850%	05/08/22	2,180	2,229,704
Johnson & Johnson, Sr. Unsec’d. Notes	3.625%	03/03/37	1,340	1,392,454
Merck & Co., Inc., Sr. Unsec’d. Notes	2.750%	02/10/25	1,210	1,213,746
Teva Pharmaceutical Finance Co. BV (Israel), Gtd. Notes	2.950%	12/18/22	620	602,225
Teva Pharmaceutical Finance Netherlands III BV (Israel), Gtd. Notes	2.200%	07/21/21	90	86,652
Teva Pharmaceutical Finance Netherlands III BV (Israel), Gtd. Notes(a)	2.800%	07/21/23	250	238,448
Teva Pharmaceutical Finance Netherlands III BV (Israel), Gtd. Notes(a)	3.150%	10/01/26	1,020	940,130
Valeant Pharmaceuticals International, Inc., Gtd. Notes, 144A	5.375%	03/15/20	250	249,688
Valeant Pharmaceuticals International, Inc., Gtd. Notes, 144A	5.625%	12/01/21	280	261,800

A1420

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Pharmaceuticals (cont’d.)
Valeant Pharmaceuticals International, Inc., Gtd. Notes, 144A	5.875%		05/15/23	350	$309,313
Valeant Pharmaceuticals International, Inc., Gtd. Notes, 144A(a)	6.125%		04/15/25	1,200	1,051,500
Valeant Pharmaceuticals International, Inc., Gtd. Notes, 144A(a)	7.500%		07/15/21	2,540	2,533,650
Valeant Pharmaceuticals International, Inc., Sr. Sec’d. Notes, 144A	6.500%		03/15/22	360	380,700
Valeant Pharmaceuticals International, Inc., Sr. Sec’d. Notes, 144A	7.000%		03/15/24	970	1,035,562

					19,938,214

Pipelines — 0.7%
Cheniere Corp.us Christi Holdings LLC, Sr. Sec’d. Notes, 144A	5.125%		06/30/27	1,030	1,060,900
Energy Transfer LP/Regency Energy Finance Corp., Gtd. Notes	4.500%		11/01/23	470	492,528
Energy Transfer LP/Regency Energy Finance Corp., Gtd. Notes	5.875%		03/01/22	1,430	1,582,825
Energy Transfer LP/Regency Energy Finance Corp., Gtd. Notes	6.500%		07/15/21	429	437,580
Enterprise Products Operating LLC, Gtd. Notes, 3 Month LIBOR + 3.710%	5.018%	(c)	08/01/66	2,700	2,701,350
Kinder Morgan Energy Partners LP, Gtd. Notes	6.850%		02/15/20	690	757,295
Kinder Morgan, Inc., Gtd. Notes, 144A	5.000%		02/15/21	180	193,117
Kinder Morgan, Inc., Gtd. Notes, GMTN	7.750%		01/15/32	880	1,130,784
MPLX LP, Sr. Unsec’d. Notes	4.875%		12/01/24	1,450	1,562,466
MPLX LP, Sr. Unsec’d. Notes	4.875%		06/01/25	1,520	1,628,999
Southern Natural Gas Co. LLC, Sr. Unsec’d. Notes	8.000%		03/01/32	2,150	2,925,060
Transcontinental Gas Pipe Line Co. LLC, Sr. Unsec’d. Notes	7.850%		02/01/26	3,380	4,366,106
Williams Cos., Inc. (The), Sr. Unsec’d. Notes	7.500%		01/15/31	1,231	1,477,200
Williams Cos., Inc. (The), Sr. Unsec’d. Notes	7.875%		09/01/21	1,103	1,296,025
Williams Cos., Inc. (The), Sr. Unsec’d. Notes	8.750%		03/15/32	210	271,425

					21,883,660

Real Estate Investment Trusts (REITs) — 0.3%
Iron Mountain, Inc., Gtd. Notes, 144A	4.375%		06/01/21	3,000	3,102,870
WEA Finance LLC/Westfield UK & Europe Finance PLC (Australia), Gtd. Notes, 144A	3.750%		09/17/24	5,750	5,861,732

					8,964,602

Retail — 0.7%
1011778 BC ULC/New Red Finance, Inc. (Canada), Sec’d. Notes, 144A	5.000%		10/15/25	920	931,408
1011778 BC ULC/New Red Finance, Inc. (Canada), Sec’d. Notes, 144A	6.000%		04/01/22	1,818	1,875,267
CVS Health Corp., Sr. Unsec’d. Notes	2.750%		12/01/22	6,440	6,454,791
CVS Health Corp., Sr. Unsec’d. Notes	3.875%		07/20/25	876	913,679
CVS Health Corp., Sr. Unsec’d. Notes	5.125%		07/20/45	1,440	1,656,077
CVS Pass-Through Trust, Pass-Through Certificates	6.036%		12/10/28	761	859,765
CVS Pass-Through Trust, Pass-Through Certificates	6.943%		01/10/30	668	792,016
Dollar Tree, Inc., Gtd. Notes	5.750%		03/01/23	1,140	1,202,700

A1421

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)#	Value

CORPORATE BONDS (Continued)

Retail (cont’d.)
McDonald’s Corp., Sr. Unsec’d. Notes, MTN	3.500%	03/01/27	410	$421,440
McDonald’s Corp., Sr. Unsec’d. Notes, MTN	3.700%	01/30/26	2,050	2,135,858
QVC, Inc., Sr. Sec’d. Notes	5.950%	03/15/43	110	107,265
TJX Cos., Inc. (The), Sr. Unsec’d. Notes	2.250%	09/15/26	300	279,179
Walgreens Boots Alliance, Inc., Sr. Unsec’d. Notes	3.450%	06/01/26	1,780	1,774,045
Wal-Mart Stores, Inc., Sr. Unsec’d. Notes	6.200%	04/15/38	340	461,992

				19,865,482

Semiconductors — 0.0%
Intel Corp., Sr. Unsec’d. Notes	3.700%	07/29/25	750	793,135
Intel Corp., Sr. Unsec’d. Notes	4.900%	07/29/45	450	537,723

				1,330,858

Software — 0.8%
Activision Blizzard, Inc., Sr. Unsec’d. Notes, 144A	6.125%	09/15/23	1,860	1,994,849
First Data Corp., Gtd. Notes, 144A	7.000%	12/01/23	140	149,492
First Data Corp., Sr. Sec’d. Notes, 144A	5.000%	01/15/24	2,500	2,595,750
Microsoft Corp., Sr. Unsec’d. Notes	2.400%	08/08/26	6,440	6,224,646
Microsoft Corp., Sr. Unsec’d. Notes	2.700%	02/12/25	800	807,758
Microsoft Corp., Sr. Unsec’d. Notes	2.875%	02/06/24	3,240	3,311,019
Microsoft Corp., Sr. Unsec’d. Notes	3.300%	02/06/27	4,660	4,824,978
Microsoft Corp., Sr. Unsec’d. Notes	3.450%	08/08/36	130	130,940
Microsoft Corp., Sr. Unsec’d. Notes	3.950%	08/08/56	600	618,287
Microsoft Corp., Sr. Unsec’d. Notes	4.100%	02/06/37	350	379,301
Oracle Corp., Sr. Unsec’d. Notes	1.200%	10/15/17	3,110	3,109,627

				24,146,647

Telecommunications — 1.6%
America Movil SAB de CV (Mexico), Gtd. Notes	5.000%	03/30/20	1,930	2,064,401
America Movil SAB de CV (Mexico), Gtd. Notes	5.625%	11/15/17	1,000	1,004,892
AT&T, Inc., Sr. Unsec’d. Notes	3.000%	02/15/22	910	919,621
AT&T, Inc., Sr. Unsec’d. Notes	3.400%	05/15/25	4,350	4,290,843
AT&T, Inc., Sr. Unsec’d. Notes	3.900%	08/14/27	2,470	2,474,808
AT&T, Inc., Sr. Unsec’d. Notes	4.250%	03/01/27	520	535,225
AT&T, Inc., Sr. Unsec’d. Notes	4.350%	06/15/45	1,690	1,551,117
AT&T, Inc., Sr. Unsec’d. Notes	4.450%	05/15/21	230	244,922
AT&T, Inc., Sr. Unsec’d. Notes	4.500%	03/09/48	1,603	1,478,673
AT&T, Inc., Sr. Unsec’d. Notes	4.900%	08/14/37	910	919,688
AT&T, Inc., Sr. Unsec’d. Notes	5.500%	02/01/18	1,250	1,265,871
Bharti Airtel Ltd. (India), Sr. Unsec’d. Notes, 144A	4.375%	06/10/25	3,070	3,109,852
British Telecommunications PLC (United Kingdom), Sr. Unsec’d. Notes	5.950%	01/15/18	1,050	1,062,745
British Telecommunications PLC (United Kingdom), Sr. Unsec’d. Notes	9.125%	12/15/30	460	696,172
CenturyLink, Inc., Sr. Unsec’d. Notes	6.150%	09/15/19	1,000	1,050,000
CommScope Technologies LLC, Gtd. Notes, 144A	5.000%	03/15/27	730	731,825
Sprint Corp., Gtd. Notes(a)	7.625%	02/15/25	3,710	4,254,906
Sprint Corp., Gtd. Notes	7.875%	09/15/23	1,840	2,134,400
Telefonica Emisiones SAU (Spain), Gtd. Notes	5.134%	04/27/20	1,520	1,630,491
Telefonica Emisiones SAU (Spain), Gtd. Notes	5.213%	03/08/47	820	902,439
Verizon Communications, Inc., Sr. Unsec’d. Notes	2.625%	08/15/26	1,850	1,737,289

A1422

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

				Principal
	Interest		Maturity	Amount
	Rate		Date	(000)#		Value

CORPORATE BONDS (Continued)

Telecommunications (cont’d.)
Verizon Communications, Inc., Sr. Unsec’d. Notes	3.500%		11/01/24		240	$244,367
Verizon Communications, Inc., Sr. Unsec’d. Notes	3.850%		11/01/42		370	327,724
Verizon Communications, Inc., Sr. Unsec’d. Notes	4.125%		03/16/27		5,040	5,258,804
Verizon Communications, Inc., Sr. Unsec’d. Notes	4.522%		09/15/48		470	455,041
Verizon Communications, Inc., Sr. Unsec’d. Notes	5.250%		03/16/37		2,590	2,840,287
Verizon Communications, Inc., Sr. Unsec’d. Notes	5.500%		03/16/47		300	333,048
Verizon Communications, Inc., Sr. Unsec’d. Notes, 144A	3.376%		02/15/25		3,561	3,573,379
West Corp., Gtd. Notes, 144A	5.375%		07/15/22		2,440	2,464,400
West Corp., Sr. Sec’d. Notes, 144A	4.750%		07/15/21		400	405,000

						49,962,230

Textiles — 0.1%
Cintas Corp. No. 2, Gtd. Notes	2.900%		04/01/22		1,200	1,222,469
Cintas Corp. No. 2, Gtd. Notes	3.700%		04/01/27		1,300	1,357,753

						2,580,222

Trucking & Leasing — 0.1%
DAE Funding LLC (United Arab Emirates), Gtd. Notes, 144A.	4.500%		08/01/22		504	516,537
DAE Funding LLC (United Arab Emirates), Gtd. Notes, 144A.	5.000%		08/01/24		490	502,250
Park Aerospace Holdings Ltd. (Ireland), Gtd. Notes, 144A.	5.250%		08/15/22		402	418,080
Park Aerospace Holdings Ltd. (Ireland), Gtd. Notes, 144A.	5.500%		02/15/24		740	777,000

						2,213,867

TOTAL CORPORATE BONDS (cost $907,654,877)						950,738,571

FOREIGN GOVERNMENT BONDS — 6.5%
Argentina POM Politica Monetaria (Argentina), Bonds, Argentina Central Bank 7D Repo Reference Rate x Factor	26.250%	(c)	06/21/20	ARS	3,550	213,908
Argentine Bonos del Tesoro (Argentina), Unsec’d. Notes	18.200%		10/03/21	ARS	105,350	6,265,289
Argentine Republic Government International Bond (Argentina), Sr. Unsec’d. Notes	7.125%		07/06/36		5,650	5,932,500
Brazil Notas do Tesouro Nacional (Brazil), Series FNotes	10.000%		01/01/21	BRL	89,434	29,228,911
Brazil Notas do Tesouro Nacional (Brazil), Series FNotes	10.000%		01/01/23	BRL	27,638	8,973,441
Brazilian Government International Bond (Brazil), Sr. Unsec’d. Notes	2.625%		01/05/23		670	642,363
Brazilian Government International Bond (Brazil), Sr. Unsec’d. Notes	5.000%		01/27/45		3,470	3,229,529
Brazilian Government International Bond (Brazil), Sr. Unsec’d. Notes	5.625%		01/07/41		3,850	3,878,875
China Government Bond (China), Sr. Unsec’d. Notes	3.310%		11/30/25	CNY	12,500	1,805,889

A1423

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

				Principal
	Interest		Maturity	Amount
	Rate		Date	(000)#		Value

FOREIGN GOVERNMENT BONDS (Continued)
Colombia Government International Bond (Colombia), Sr. Unsec’d. Notes	5.625%		02/26/44		2,850	$3,186,300
Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes, 144A	5.250%		01/08/47		1,530	1,724,198
Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes, MTN, 144A	3.850%		07/18/27		1,180	1,212,614
Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes, MTN, 144A	4.750%		07/18/47		400	421,735
Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes, MTN, 144A	5.125%		01/15/45		2,520	2,784,421
Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes, MTN, 144A	3.750%		04/25/22		270	280,162
Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes	4.875%		05/05/21		1,067	1,149,988
Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes	5.875%		03/13/20		360	391,510
Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes, MTN	3.750%		04/25/22		3,640	3,777,002
Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes, MTN	4.625%		04/15/43		720	743,578
Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes, MTN	5.125%		01/15/45		790	872,894
Kuwait International Government Bond (Kuwait), Sr. Unsec’d. Notes, 144A	3.500%		03/20/27		3,960	4,072,860
Mexican Bonos (Mexico), Bonds	8.000%		11/07/47	MXN	120,910	7,244,773
Mexican Bonos (Mexico), Bonds	6.500%		06/09/22	MXN	531,246	28,921,227
Mexican Bonos (Mexico), Sr. Unsec’d. Notes	7.750%		11/23/34	MXN	144,520	8,422,318
Mexican Bonos (Mexico), Sr. Unsec’d. Notes	7.750%		11/13/42	MXN	563,124	32,759,215
Peruvian Government International Bond (Peru), Sr. Unsec’d. Notes	5.625%		11/18/50		2,310	2,916,375
Peruvian Government International Bond (Peru), Sr. Unsec’d. Notes(a)	6.550%		03/14/37		390	524,550
Poland Government International Bond (Poland), Sr. Unsec’d. Notes	4.000%		01/22/24		5,990	6,445,480
Provincia de Buenos Airesgentina (Argentina), Sr. Unsec’d. Notes, 144A	6.500%		02/15/23		1,520	1,602,323
Provincia de Buenos Airesgentina (Argentina), Sr. Unsec’d. Notes, 144A	7.875%		06/15/27		1,310	1,419,777
Russian Federal Bond (Russia), Bonds	7.000%		08/16/23	RUB	263,320	4,469,852
Russian Federal Bond (Russia), Bonds	7.050%		01/19/28	RUB	918,422	15,488,941
Russian Federal Bond (Russia), Bonds	7.750%		09/16/26	RUB	79,640	1,407,135
Russian Federal Bond (Russia), Bonds	8.150%		02/03/27	RUB	353,430	6,431,984

TOTAL FOREIGN GOVERNMENT BONDS (cost $211,808,881)						198,841,917

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 10.0%
Adjustable Rate Mortgage Trust, Series 2005-5, Class 1A1	3.361%	(cc)	09/25/35		345	281,715
Alternative Loan Trust, Series 2005-J4, Class M2, 1 Month LIBOR + 0.640%	1.877%	(c)	07/25/35		5,607	5,320,910
American Home Mortgage Investment Trust, Series 2004-4, Class 1A1, 1 Month LIBOR + 0.680%	1.917%	(c)	02/25/45		3,509	3,480,605
Banc of America Funding Trust, Series 2015-R2, Class 4A1, 1 Month LIBOR + 0.170%, 144A	1.402%	(c)	09/29/36		7,212	6,959,463
Banc of America Mortgage Trust, Series 2003-H, Class 3A1	3.790%	(cc)	09/25/33		171	168,242

A1424

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

				Principal
	Interest		Maturity	Amount
	Rate		Date	(000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Banc of America Mortgage Trust, Series 2005-H, Class 2A1	3.596%	(cc)	09/25/35	102	$100,078
BCAP LLC Trust, Series 2006-AA1, Class A1, 1 Month LIBOR + 0.190%	1.427%	(c)	10/25/36	1,778	1,552,936
Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-12, Class 24A1	3.302%	(cc)	02/25/36	143	133,389
Bear Stearns Alt-A Trust, Series 2004-11, Class 1M1, 1 Month LIBOR + 0.900%	2.137%	(c)	11/25/34	11,935	10,482,685
Bear Stearns Alt-A Trust, Series 2004-13, Class A1, 1 Month LIBOR + 0.740%	1.977%	(c)	11/25/34	51	51,095
Bear Stearns Asset-Backed Securities Trust, Series 2003-AC5, Class A3, 1 Month LIBOR + 1.100%	2.337%	(c)	10/25/33	217	214,627
Chevy Chase Funding LLC Mortgage-Backed Certificates, Series 2004-3A, Class A2, 1 Month LIBOR + 0.300%, 144A	1.537%	(c)	08/25/35	211	207,418
Chevy Chase Funding LLC Mortgage-Backed Certificates, Series 2004-4A, Class A2, 1 Month LIBOR + 0.580%, 144A	1.930%	(c)	10/25/35	363	353,591
Chevy Chase Funding LLC Mortgage-Backed Certificates, Series 2005-1A, Class A2, 1 Month LIBOR + 0.400%, 144A	1.702%	(c)	01/25/36	338	327,651
Chevy Chase Funding LLC Mortgage-Backed Certificates, Series 2005-3A, Class A2, 1 Month LIBOR + 0.230%, 144A	1.467%	(c)	07/25/36	389	367,984
Citigroup Mortgage Loan Trust, Series 2010-3, Class 4A1, 1 Year US Treasury Yield Curve Rate T Note Constant Maturity + 2.250%, 144A	2.910%	(c)	02/25/36	134	133,584
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004-HYB6, Class A1	3.346%	(cc)	11/20/34	117	117,654
CSMC Trust, Series 2015-2R, Class 3A1, 144A	1.444%	(cc)	04/27/36	6,747	6,496,480
CSMC Trust, Series 2015-2R, Class 7A1, 144A	2.918%	(cc)	08/27/36	5,342	5,481,318
Deutsche Mortgage Securities, Inc. Mortgage Loan Trust, Series 2006-PR1, Class 5AS4, PO, 144A	5.881%	(cc)	04/15/36	33,172	8,182,822
Fannie Mae Connecticut Avenue Securities, Series 2013-C01, Class M2, 1 Month LIBOR + 5.250%	6.487%	(c)	10/25/23	9,970	11,481,280
Fannie Mae Connecticut Avenue Securities, Series 2014-C01, Class M2, 1 Month LIBOR + 4.400%	5.637%	(c)	01/25/24	18,640	20,937,840
Fannie Mae Connecticut Avenue Securities, Series 2014-C02, Class 1M2, 1 Month LIBOR + 2.600%	3.837%	(c)	05/25/24	11,420	11,898,773
Fannie Mae Interest Strip, Series 409, Class C1, IO	3.000%		11/25/26	2,566	206,849
Fannie Mae Interest Strip, Series 409, Class C2, IO	3.000%		04/25/27	2,753	237,995
Fannie Mae Interest Strip, Series 409, Class C13, IO	3.500%		11/25/41	2,057	355,679
Fannie Mae Interest Strip, Series 409, Class C22, IO	4.500%		11/25/39	2,013	461,335
Fannie Mae REMICS, Series 2004-38, Class FK, 1 Month LIBOR + 0.350%	1.587%	(c)	05/25/34	550	550,737
Fannie Mae REMICS, Series 2010-27, Class AS, IO, 1 Month LIBOR + 6.480%	5.243%	(c)	04/25/40	1,544	308,079
Fannie Mae REMICS, Series 2010-110, Class AE	9.750%		11/25/18	227	232,831

A1425

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

				Principal
	Interest		Maturity	Amount
	Rate		Date	(000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Fannie Mae REMICS, Series 2010-123, Class PM	4.000%		07/25/40	7,300	$7,700,921
Fannie Mae REMICS, Series 2010-150, Class SK, IO, 1 Month LIBOR + 6.530%	5.293%	(c)	01/25/41	1,411	257,025
Fannie Mae REMICS, Series 2011-14, Class GD	4.000%		04/25/40	34,766	36,255,331
Fannie Mae REMICS, Series 2011-15, Class AB	9.750%		08/25/19	68	69,953
Fannie Mae REMICS, Series 2011-99, Class KS, IO, 1 Month LIBOR + 6.700%	5.463%	(c)	10/25/26	1,869	219,378
Fannie Mae REMICS, Series 2012-28, Class B	6.500%		06/25/39	291	318,849
Fannie Mae REMICS, Series 2012-46, Class BA	6.000%		05/25/42	1,375	1,565,197
Fannie Mae REMICS, Series 2012-51, Class B	7.000%		05/25/42	544	635,108
Fannie Mae REMICS, Series 2012-70, Class YS, IO, 1 Month LIBOR + 6.650%	5.413%	(c)	02/25/41	232	30,561
Fannie Mae REMICS, Series 2012-74, Class OA, PO	—	(p)	03/25/42	142	129,822
Fannie Mae REMICS, Series 2012-74, Class SA, IO, 1 Month LIBOR + 6.650%	5.413%	(c)	03/25/42	1,631	261,939
Fannie Mae REMICS, Series 2012-75, Class AO, PO	—	(p)	03/25/42	213	194,733
Fannie Mae REMICS, Series 2012-75, Class NS, IO, 1 Month LIBOR + 6.600%	5.363%	(c)	07/25/42	119	22,931
Fannie Mae REMICS, Series 2012-118, Class CI, IO	3.500%		12/25/39	2,519	283,319
Fannie Mae REMICS, Series 2012-133, Class CS, IO	5.946%	(s)	12/25/42	764	143,281
Fannie Mae REMICS, Series 2012-134, Class MS, IO, 1 Month LIBOR + 6.150%	4.913%	(c)	12/25/42	1,012	221,155
Fannie Mae REMICS, Series 2013-9, Class BC	6.500%		07/25/42	1,746	2,015,132
Fannie Mae REMICS, Series 2013-9, Class CB	5.500%		04/25/42	4,436	4,909,329
Fannie Mae REMICS, Series 2013-9, Class SA, IO, 1 Month LIBOR + 6.150%	4.913%	(c)	03/25/42	6,879	960,682
Fannie Mae REMICS, Series 2013-26, Class HI, IO	3.000%		04/25/32	2,835	212,258
Fannie Mae REMICS, Series 2013-73, Class IA, IO	3.000%		09/25/32	11,088	1,175,262
Fannie Mae REMICS, Series 2013-126, Class CS, IO, 1 Month LIBOR + 6.150%	4.913%	(c)	09/25/41	5,675	810,737
Fannie Mae REMICS, Series 2015-55, Class IO, IO	1.488%	(cc)	08/25/55	3,078	166,241
Fannie Mae REMICS, Series 2015-56, Class AS, IO, 1 Month LIBOR + 6.150%	4.913%	(c)	08/25/45	961	217,445
Freddie Mac Reference REMIC, Series R007, Class ZA	6.000%		05/15/36	2,431	2,728,568
Freddie Mac REMICS, Series 2957, Class ZA	5.000%		03/15/35	4,882	5,323,584
Freddie Mac REMICS, Series 3242, Class SC, IO, 1 Month LIBOR + 6.290%	5.056%	(c)	11/15/36	493	84,029
Freddie Mac REMICS, Series 3368, Class AI, IO, 1 Month LIBOR + 6.030%	4.796%	(c)	09/15/37	1,311	204,100
Freddie Mac REMICS, Series 3621, Class SB, IO, 1 Month LIBOR + 6.230%	4.996%	(c)	01/15/40	264	42,930
Freddie Mac REMICS, Series 3639, Class EY	5.000%		02/15/30	2,001	2,142,373
Freddie Mac REMICS, Series 3768, Class MB	4.000%		12/15/39	9,084	9,530,620
Freddie Mac REMICS, Series 3806, Class CZ	5.500%		07/15/34	8,205	9,131,064
Freddie Mac REMICS, Series 3947, Class SG, IO, 1 Month LIBOR + 5.950%	4.716%	(c)	10/15/41	5,396	907,651
Freddie Mac REMICS, Series 4054, Class SA, IO, 1 Month LIBOR + 6.050%	4.816%	(c)	08/15/39	1,245	194,217
Freddie Mac REMICS, Series 4092, Class AI, IO	3.000%		09/15/31	1,246	115,489
Freddie Mac REMICS, Series 4119, Class IN, IO	3.500%		10/15/32	1,628	227,467

A1426

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

				Principal
	Interest		Maturity	Amount
	Rate		Date	(000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Freddie Mac REMICS, Series 4146, Class DI, IO	3.000%		12/15/31	6,137	$617,100
Freddie Mac REMICS, Series 4174, Class SA, IO, 1 Month LIBOR + 6.200%	4.966%	(c)	05/15/39	1,255	149,481
Freddie Mac REMICS, Series 4194, Class BI, IO	3.500%		04/15/43	4,082	633,071
Freddie Mac REMICS, Series 4210, Class Z	3.000%		05/15/43	2,788	2,616,218
Freddie Mac REMICS, Series 4239, Class IO, IO	3.500%		06/15/27	7,938	779,450
Freddie Mac REMICS, Series 4415, Class IO, IO	1.816%	(cc)	04/15/41	2,590	134,647
Freddie Mac Strips, Series 283, Class IO, IO	3.500%		10/15/27	1,223	121,895
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2016-DNA3, Class M2, 1 Month LIBOR + 2.000%	3.237%	(c)	12/25/28	7,340	7,494,709
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2017-DNA1, Class M2, 1 Month LIBOR + 3.250%	4.487%	(c)	07/25/29	16,650	17,400,684
Government National Mortgage Assoc., Series 2010-31, Class GS, IO, 1 Month LIBOR + 6.500%.	5.264%	(c)	03/20/39	302	19,322
Government National Mortgage Assoc., Series 2010-42, Class BS, IO, 1 Month LIBOR + 6.480%.	5.244%	(c)	04/20/40	229	36,318
Government National Mortgage Assoc., Series 2010-76, Class CS, IO, 1 Month LIBOR + 6.550%.	5.314%	(c)	06/20/40	3,716	741,385
Government National Mortgage Assoc., Series 2010-85, Class HS, IO, 1 Month LIBOR + 6.650%.	5.414%	(c)	01/20/40	357	44,272
Government National Mortgage Assoc., Series 2010-H02, Class FA, 1 Month LIBOR + 0.680%	1.916%	(c)	02/20/60	5,084	5,106,717
Government National Mortgage Assoc., Series 2010-H11, Class FA, 1 Month LIBOR + 1.000%	2.236%	(c)	06/20/60	6,742	6,842,768
Government National Mortgage Assoc., Series 2010-H20, Class AF, 1 Month LIBOR + 0.330%	1.561%	(c)	10/20/60	11,673	11,594,047
Government National Mortgage Assoc., Series 2010-H24, Class FA, 1 Month LIBOR + 0.350%	1.581%	(c)	10/20/60	10,331	10,263,900
Government National Mortgage Assoc., Series 2010-H26, Class LF, 1 Month LIBOR + 0.350%	1.581%	(c)	08/20/58	715	708,974
Government National Mortgage Assoc., Series 2012-34, Class SA, IO, 1 Month LIBOR + 6.050%	4.814%	(c)	03/20/42	2,827	480,028
Government National Mortgage Assoc., Series 2012-43, Class SN, IO, 1 Month LIBOR + 6.600%	5.366%	(c)	04/16/42	1,499	334,767
Government National Mortgage Assoc., Series 2012-66, Class CI, IO	3.500%		02/20/38	2,404	190,341
Government National Mortgage Assoc., Series 2012-98, Class SA, IO, 1 Month LIBOR + 6.100%	4.866%	(c)	08/16/42	1,380	241,629
Government National Mortgage Assoc., Series 2012-124, Class AS, IO, 1 Month LIBOR + 6.200%	4.966%	(c)	10/16/42	2,157	400,150
Government National Mortgage Assoc., Series 2013-69, Class AI, IO	3.500%		05/20/43	1,733	286,712

A1427

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

				Principal
	Interest		Maturity	Amount
	Rate		Date	(000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Government National Mortgage Assoc., Series 2014-5, Class SP, IO, 1 Month LIBOR + 6.150%	4.916%	(c)	06/16/43	2,344	$292,721
GreenPoint Mortgage Funding Trust, Series 2005-AR4, Class G41B, 1 Month LIBOR + 0.200%.	1.437%	(c)	10/25/45	201	175,747
GreenPoint Mortgage Funding Trust, Series 2006-AR3, Class 3A1, 1 Month LIBOR + 0.230%	1.467%	(c)	04/25/36	151	145,795
GSMPS Mortgage Loan Trust, Series 2004-4, Class 1AF, 1 Month LIBOR + 0.400%, 144A	1.637%	(c)	06/25/34	2,213	2,004,599
GSMPS Mortgage Loan Trust, Series 2005-RP2, Class 1AF, 1 Month LIBOR + 0.350%, 144A	1.587%	(c)	03/25/35	1,071	978,471
GSR Mortgage Loan Trust, Series 2005-8F, Class 2A1	5.500%		11/25/35	262	261,465
HarborView Mortgage Loan Trust, Series 2004-11, Class 3A3, 1 Month LIBOR + 0.760%	1.997%	(c)	01/19/35	206	172,617
IndyMac INDX Mortgage Loan Trust, Series 2006-AR27, Class 2A2, 1 Month LIBOR + 0.200%.	1.437%	(c)	10/25/36	1,085	1,020,427
JPMorgan Mortgage Trust, Series 2005-A6, Class 2A4	3.715%	(cc)	08/25/35	724	726,928
JPMorgan Mortgage Trust, Series 2005-S3, Class 1A1	6.500%		01/25/36	2,398	2,056,994
MASTR Adjustable Rate Mortgages Trust, Series 2004-13, Class 2A1	3.290%	(cc)	04/21/34	695	710,351
MASTR Alternative Loan Trust, Series 2004-10, Class 5A1, 1 Month LIBOR + 0.450%	1.687%	(c)	09/25/34	771	741,230
Merrill Lynch Mortgage Investors Trust, Series 2006-1, Class 2A1	3.085%	(cc)	02/25/36	280	278,738
Morgan Stanley Mortgage Loan Trust, Series 2004-5AR, Class 2A	3.464%	(cc)	07/25/34	562	554,865
Morgan Stanley Mortgage Loan Trust, Series 2005-10, Class 1A1, 1 Month LIBOR + 0.700%	1.937%	(c)	12/25/35	1,401	1,143,121
Mortgage Repurchase Agreement Financing Trust, Series 2016-4, Class A2, 1 Month LIBOR + 1.200%, 144A	2.435%	(c)	05/10/19	710	708,100
NAAC Reperforming Loan REMIC Trust Certificates, Series 2004-R3, Class A1, 144A	6.500%		02/25/35	2,107	2,150,703
Nomura Asset Acceptance Corp. Alternative Loan Trust, Series 2005-AR1, Class M1, 1 Month LIBOR + 1.070%	2.304%	(c)	02/25/35	6,703	6,210,703
Nomura Asset Acceptance Corp. Alternative Loan Trust, Series 2006-AF1, Class 2A	3.899%	(cc)	06/25/36	825	737,681
RAMP Trust, Series 2005-SL1, Class A7	8.000%		05/25/32	128	109,472
RBSGC Mortgage Loan Trust, Series 2007-B, Class 1A4, 1 Month LIBOR + 0.450%	1.687%	(c)	01/25/37	824	566,508
RBSSP Resecuritization Trust, Series 2010-3, Class 4A1, 144A	4.068%	(cc)	12/26/35	214	214,550
Reperforming Loan REMIC Trust, Series 2004-R1, Class 1AF, 1 Month LIBOR + 0.400%, 144A	1.637%	(c)	11/25/34	3,562	3,099,422
Residential Accredit Loans, Inc. Trust, Series 2007-QS1, Class 2A2, 1 Month LIBOR + 0.360%	1.597%	(c)	01/25/37	264	198,666
Residential Asset Securitization Trust, Series 2007-A7, Class A3	6.000%		07/25/37	2,027	1,497,687

A1428

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

				Principal
	Interest		Maturity	Amount
	Rate		Date	(000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
SACO I Trust, Series 2007-VA1, Class A, 144A	8.986%	(cc)	06/25/21	742	$752,142
Seasoned Credit Risk Transfer Trust, Series 2017-2, Class M1, 144A	4.000%	(cc)	08/25/56	7,730	7,701,013
Seasoned Credit Risk Transfer Trust, Series 2017-2, Class M2, 144A	4.000%	(cc)	08/25/56	10,160	8,890,000
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-9XS, Class A, 1 Month LIBOR + 0.370%	1.607%	(c)	07/25/34	455	456,099
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-13, Class A2, 1 Month LIBOR + 0.300%	1.537%	(c)	09/25/34	374	348,519
Structured Asset Securities Corp., Series 2005-RF1, Class A, 1 Month LIBOR + 0.350%, 144A	1.587%	(c)	03/25/35	2,359	2,099,104
Wachovia Mortgage Loan Trust LLC, Series 2005-A, Class 1A1	3.781%	(cc)	08/20/35	80	71,419
WaMu Mortgage Pass-Through Certificates Trust, Series 2003-AR9, Class 1A7	3.305%	(cc)	09/25/33	199	202,762
WaMu Mortgage Pass-Through Certificates Trust, Series 2005-AR13, Class A1C3, 1 Month LIBOR + 0.490%	1.727%	(c)	10/25/45	3,648	3,567,607
WaMu Mortgage Pass-Through Certificates Trust, Series 2007-HY4, Class 4A1	2.986%	(cc)	09/25/36	295	265,351
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR4, Class 2A1	3.362%	(cc)	04/25/36	83	76,390

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES
(cost $295,864,038)					304,920,878

U.S. GOVERNMENT AGENCY OBLIGATIONS — 24.7%
Federal Home Loan Mortgage Corp.	3.000%		01/01/47	3,498	3,516,595
Federal Home Loan Mortgage Corp.	3.000%		01/01/47	8,369	8,423,198
Federal Home Loan Mortgage Corp.	3.000%		01/01/47	2,100	2,113,686
Federal Home Loan Mortgage Corp.	3.000%		01/01/47	1,530	1,537,694
Federal Home Loan Mortgage Corp.	3.000%		TBA	11,900	11,943,230
Federal Home Loan Mortgage Corp.	3.500%		10/01/42	2,746	2,841,884
Federal Home Loan Mortgage Corp.	3.500%		11/01/42	53	55,115
Federal Home Loan Mortgage Corp.	3.500%		03/01/43	3,266	3,380,894
Federal Home Loan Mortgage Corp.	3.500%		02/01/44	1,210	1,252,212
Federal Home Loan Mortgage Corp.	3.500%		TBA	27,700	28,568,883
Federal Home Loan Mortgage Corp.	4.000%		03/01/42	1,586	1,677,118
Federal Home Loan Mortgage Corp.	4.000%		10/01/42	4,341	4,609,934
Federal Home Loan Mortgage Corp.	4.000%		04/01/43	1,770	1,878,944
Federal Home Loan Mortgage Corp.	4.000%		05/01/43	133	142,704
Federal Home Loan Mortgage Corp.	4.000%		06/01/43	147	157,316
Federal Home Loan Mortgage Corp.	4.000%		06/01/43	217	231,731
Federal Home Loan Mortgage Corp.	4.000%		06/01/43	139	148,359
Federal Home Loan Mortgage Corp.	4.000%		06/01/43	115	122,929
Federal Home Loan Mortgage Corp.	4.000%		06/01/43	122	130,114
Federal Home Loan Mortgage Corp.	4.000%		07/01/43	738	792,137
Federal Home Loan Mortgage Corp.	4.000%		07/01/43	722	772,896
Federal Home Loan Mortgage Corp.	4.000%		08/01/43	998	1,059,204
Federal Home Loan Mortgage Corp.	4.000%		03/01/44	2,036	2,145,464
Federal Home Loan Mortgage Corp.	4.000%		07/01/44	641	674,983
Federal Home Loan Mortgage Corp.	4.000%		02/01/45	2,013	2,120,704
Federal Home Loan Mortgage Corp.	4.000%		05/01/45	327	344,375
Federal Home Loan Mortgage Corp.	4.000%		01/01/46	2,330	2,454,579
Federal Home Loan Mortgage Corp.	4.000%		03/01/46	1,931	2,033,349
Federal Home Loan Mortgage Corp.	4.000%		05/01/46	2,336	2,460,094
Federal Home Loan Mortgage Corp.	4.000%		07/01/46	2,159	2,273,843

A1429

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

				Principal
	Interest		Maturity	Amount
	Rate		Date	(000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
Federal Home Loan Mortgage Corp.	4.000%		07/01/47	19,490	$20,527,890
Federal Home Loan Mortgage Corp.	4.000%		TBA	25,800	27,164,577
Federal Home Loan Mortgage Corp.	4.500%		12/01/43	2,175	2,357,698
Federal Home Loan Mortgage Corp.	4.500%		03/01/44	2,341	2,539,238
Federal Home Loan Mortgage Corp.	4.500%		04/01/44	1,520	1,670,820
Federal Home Loan Mortgage Corp.	4.500%		04/01/44	1,536	1,681,807
Federal Home Loan Mortgage Corp.	4.500%		04/01/44	950	1,036,647
Federal Home Loan Mortgage Corp.	4.500%		04/01/44	1,086	1,178,339
Federal Home Loan Mortgage Corp.	4.500%		04/01/44	6,207	6,794,921
Federal Home Loan Mortgage Corp.	4.500%		04/01/44	1,143	1,241,277
Federal Home Loan Mortgage Corp.	4.500%		04/01/44	692	748,442
Federal Home Loan Mortgage Corp.	4.500%		04/01/44	248	266,641
Federal Home Loan Mortgage Corp.	4.500%		04/01/44	1,067	1,156,661
Federal Home Loan Mortgage Corp.	5.000%		03/01/38	523	573,889
Federal Home Loan Mortgage Corp.	5.000%		06/01/41	352	388,131
Federal Home Loan Mortgage Corp.	5.500%		12/01/38	425	476,322
Federal Home Loan Mortgage Corp.	5.500%		12/01/38	980	1,092,263
Federal Home Loan Mortgage Corp.	6.500%		09/01/39	347	391,779
Federal Home Loan Mortgage Corp.	6.500%		09/01/39	1,038	1,150,644
Federal Home Loan Mortgage Corp.	7.000%		03/01/39	373	421,448
Federal National Mortgage Assoc.	2.500%		01/01/28	1,658	1,680,235
Federal National Mortgage Assoc.	2.500%		02/01/28	758	768,628
Federal National Mortgage Assoc.	2.500%		10/01/42	1,776	1,728,176
Federal National Mortgage Assoc.	2.500%		TBA	9,100	9,151,264
Federal National Mortgage Assoc.	2.589%	(s)	10/09/19	18,560	17,891,151
Federal National Mortgage Assoc.	2.940%		07/01/27	3,600	3,608,836
Federal National Mortgage Assoc.	3.000%		09/01/42	4,964	5,007,282
Federal National Mortgage Assoc.	3.000%		09/01/42	10,281	10,371,486
Federal National Mortgage Assoc.	3.000%		12/01/42	78	78,213
Federal National Mortgage Assoc.	3.000%		12/01/42	64	64,548
Federal National Mortgage Assoc.	3.000%		01/01/43	1,131	1,137,635
Federal National Mortgage Assoc.	3.000%		01/01/43	177	178,331
Federal National Mortgage Assoc.	3.000%		01/01/43	362	363,936
Federal National Mortgage Assoc.	3.000%		01/01/43	808	812,522
Federal National Mortgage Assoc.	3.000%		01/01/43	55	55,108
Federal National Mortgage Assoc.	3.000%		01/01/43	139	140,229
Federal National Mortgage Assoc.	3.000%		01/01/43	66	66,046
Federal National Mortgage Assoc.	3.000%		02/01/43	144	144,530
Federal National Mortgage Assoc.	3.000%		11/01/46	9,629	9,667,793
Federal National Mortgage Assoc.	3.000%		12/01/46	3,355	3,375,671
Federal National Mortgage Assoc.	3.000%		01/01/47	2,117	2,129,092
Federal National Mortgage Assoc.	3.000%		01/01/47	6,768	6,805,728
Federal National Mortgage Assoc.	3.000%		02/01/47	7,678	7,724,394
Federal National Mortgage Assoc.	3.000%		TBA	9,500	9,761,249
Federal National Mortgage Assoc.	3.000%		TBA	8,300	8,518,638
Federal National Mortgage Assoc.	3.000%		TBA	12,300	12,340,359
Federal National Mortgage Assoc.	3.500%		09/01/42	1,670	1,729,959
Federal National Mortgage Assoc.	3.500%		01/01/43	8,019	8,296,823
Federal National Mortgage Assoc.	3.500%		04/01/43	3,394	3,519,974
Federal National Mortgage Assoc.	3.500%		12/01/45	8,944	9,227,108
Federal National Mortgage Assoc.	3.500%		12/01/45	1,310	1,357,119
Federal National Mortgage Assoc.	3.500%		01/01/46	1,318	1,367,228
Federal National Mortgage Assoc.	3.500%		01/01/46	1,314	1,360,773
Federal National Mortgage Assoc.	3.500%		03/01/57	19,518	20,102,705
Federal National Mortgage Assoc.	3.500%		TBA	65,500	67,523,845
Federal National Mortgage Assoc.	4.000%		04/01/42	201	212,314
Federal National Mortgage Assoc.	4.000%		10/01/42	2,233	2,368,852
Federal National Mortgage Assoc.	4.000%		11/01/42	3,944	4,184,847
Federal National Mortgage Assoc.	4.000%		12/01/42	1,509	1,594,189

A1430

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
Federal National Mortgage Assoc.	4.000%	12/01/42	256	$276,666
Federal National Mortgage Assoc.	4.000%	12/01/42	153	165,665
Federal National Mortgage Assoc.	4.000%	04/01/43	259	276,628
Federal National Mortgage Assoc.	4.000%	06/01/43	309	329,701
Federal National Mortgage Assoc.	4.000%	06/01/43	354	376,604
Federal National Mortgage Assoc.	4.000%	06/01/43	192	205,005
Federal National Mortgage Assoc.	4.000%	06/01/43	318	338,463
Federal National Mortgage Assoc.	4.000%	06/01/43	71	76,057
Federal National Mortgage Assoc.	4.000%	06/01/43	242	258,201
Federal National Mortgage Assoc.	4.000%	06/01/43	280	299,844
Federal National Mortgage Assoc.	4.000%	06/01/43	139	148,977
Federal National Mortgage Assoc.	4.000%	06/01/43	188	199,994
Federal National Mortgage Assoc.	4.000%	06/01/43	636	679,847
Federal National Mortgage Assoc.	4.000%	06/01/43	135	144,623
Federal National Mortgage Assoc.	4.000%	06/01/43	57	61,189
Federal National Mortgage Assoc.	4.000%	06/01/43	109	115,214
Federal National Mortgage Assoc.	4.000%	06/01/43	809	858,395
Federal National Mortgage Assoc.	4.000%	07/01/43	1,136	1,208,903
Federal National Mortgage Assoc.	4.000%	07/01/43	69	73,391
Federal National Mortgage Assoc.	4.000%	07/01/43	923	986,433
Federal National Mortgage Assoc.	4.000%	07/01/43	693	734,787
Federal National Mortgage Assoc.	4.000%	01/01/45	2,267	2,415,179
Federal National Mortgage Assoc.	4.000%	04/01/47	7,495	7,937,309
Federal National Mortgage Assoc.	4.000%	05/01/47	1,473	1,560,271
Federal National Mortgage Assoc.	4.000%	08/01/47	16,328	17,200,250
Federal National Mortgage Assoc.	4.000%	02/01/56	14,129	15,034,881
Federal National Mortgage Assoc.	4.500%	04/01/31	576	619,816
Federal National Mortgage Assoc.	4.500%	05/01/31	1,828	1,967,770
Federal National Mortgage Assoc.	4.500%	06/01/31	621	669,251
Federal National Mortgage Assoc.	4.500%	11/01/31	797	858,376
Federal National Mortgage Assoc.	4.500%	12/01/31	920	991,106
Federal National Mortgage Assoc.	4.500%	12/01/31	182	196,288
Federal National Mortgage Assoc.	4.500%	12/01/39	5	4,988
Federal National Mortgage Assoc.	4.500%	09/01/41	747	808,511
Federal National Mortgage Assoc.	4.500%	10/01/41	294	318,063
Federal National Mortgage Assoc.	4.500%	10/01/41	451	485,023
Federal National Mortgage Assoc.	4.500%	10/01/41	900	969,232
Federal National Mortgage Assoc.	4.500%	09/01/42	115	124,613
Federal National Mortgage Assoc.	4.500%	09/01/43	90	96,925
Federal National Mortgage Assoc.	4.500%	09/01/43	139	149,375
Federal National Mortgage Assoc.	4.500%	09/01/43	1,034	1,116,627
Federal National Mortgage Assoc.	4.500%	10/01/43	159	170,634
Federal National Mortgage Assoc.	4.500%	10/01/43	932	1,001,781
Federal National Mortgage Assoc.	4.500%	10/01/43	214	229,786
Federal National Mortgage Assoc.	4.500%	10/01/43	60	64,021
Federal National Mortgage Assoc.	4.500%	10/01/43	8	8,396
Federal National Mortgage Assoc.	4.500%	10/01/43	948	1,023,688
Federal National Mortgage Assoc.	4.500%	11/01/43	368	396,284
Federal National Mortgage Assoc.	4.500%	11/01/43	182	195,988
Federal National Mortgage Assoc.	4.500%	11/01/43	672	726,536
Federal National Mortgage Assoc.	4.500%	12/01/43	591	635,424
Federal National Mortgage Assoc.	4.500%	12/01/43	14	14,926
Federal National Mortgage Assoc.	4.500%	12/01/43	803	867,217
Federal National Mortgage Assoc.	4.500%	01/01/44	555	598,855
Federal National Mortgage Assoc.	4.500%	01/01/44	429	461,009
Federal National Mortgage Assoc.	4.500%	01/01/44	477	523,021
Federal National Mortgage Assoc.	4.500%	01/01/44	554	606,504
Federal National Mortgage Assoc.	4.500%	01/01/44	3,460	3,789,974
Federal National Mortgage Assoc.	4.500%	02/01/44	381	409,570

A1431

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
Federal National Mortgage Assoc.	4.500%	02/01/44	309	$331,747
Federal National Mortgage Assoc.	4.500%	02/01/44	213	229,400
Federal National Mortgage Assoc.	4.500%	02/01/44	80	85,537
Federal National Mortgage Assoc.	4.500%	02/01/44	985	1,079,436
Federal National Mortgage Assoc.	4.500%	02/01/44	1,852	2,028,820
Federal National Mortgage Assoc.	4.500%	03/01/44	389	417,934
Federal National Mortgage Assoc.	4.500%	03/01/44	159	172,093
Federal National Mortgage Assoc.	4.500%	04/01/44	36	38,549
Federal National Mortgage Assoc.	4.500%	04/01/44	1,224	1,345,794
Federal National Mortgage Assoc.	4.500%	04/01/44	923	1,004,388
Federal National Mortgage Assoc.	4.500%	04/01/44	610	667,622
Federal National Mortgage Assoc.	4.500%	04/01/44	585	634,913
Federal National Mortgage Assoc.	4.500%	04/01/44	1,113	1,210,051
Federal National Mortgage Assoc.	4.500%	04/01/44	97	104,099
Federal National Mortgage Assoc.	4.500%	04/01/44	111	118,677
Federal National Mortgage Assoc.	4.500%	05/01/44	1,576	1,693,856
Federal National Mortgage Assoc.	4.500%	05/01/44	4,087	4,391,611
Federal National Mortgage Assoc.	4.500%	05/01/44	237	254,668
Federal National Mortgage Assoc.	4.500%	05/01/44	50	53,727
Federal National Mortgage Assoc.	4.500%	05/01/44	325	348,746
Federal National Mortgage Assoc.	4.500%	06/01/44	224	241,095
Federal National Mortgage Assoc.	4.500%	07/01/44	1,094	1,197,166
Federal National Mortgage Assoc.	4.500%	08/01/44	77	82,557
Federal National Mortgage Assoc.	4.500%	10/01/44	6,202	6,770,600
Federal National Mortgage Assoc.	4.500%	01/01/45	287	315,641
Federal National Mortgage Assoc.	4.500%	04/01/56	4,026	4,367,233
Federal National Mortgage Assoc.	5.000%	07/01/33	259	285,683
Federal National Mortgage Assoc.	5.000%	09/01/33	300	330,691
Federal National Mortgage Assoc.	5.000%	10/01/35	863	950,714
Federal National Mortgage Assoc.	5.000%	08/01/38	4,196	4,622,202
Federal National Mortgage Assoc.	5.000%	01/01/39	21	23,611
Federal National Mortgage Assoc.	5.000%	12/01/39	21	22,714
Federal National Mortgage Assoc.	5.000%	05/01/40	34	37,881
Federal National Mortgage Assoc.	5.000%	05/01/40	34	37,543
Federal National Mortgage Assoc.	5.000%	06/01/40	148	164,300
Federal National Mortgage Assoc.	5.000%	07/01/40	41	45,236
Federal National Mortgage Assoc.	5.000%	11/01/40	1,427	1,579,812
Federal National Mortgage Assoc.	5.000%	01/01/41	124	137,763
Federal National Mortgage Assoc.	5.000%	02/01/41	49	53,840
Federal National Mortgage Assoc.	5.000%	04/01/41	209	232,420
Federal National Mortgage Assoc.	5.000%	05/01/41	424	470,702
Federal National Mortgage Assoc.	5.000%	05/01/41	1,785	1,980,728
Federal National Mortgage Assoc.	5.000%	05/01/41	575	635,810
Federal National Mortgage Assoc.	5.000%	05/01/41	302	333,020
Federal National Mortgage Assoc.	5.000%	05/01/41	354	393,108
Federal National Mortgage Assoc.	5.000%	06/01/41	320	355,335
Federal National Mortgage Assoc.	5.000%	TBA	200	218,157
Federal National Mortgage Assoc.	5.500%	11/01/28	51	56,086
Federal National Mortgage Assoc.	5.500%	03/01/37	17	19,385
Federal National Mortgage Assoc.	5.500%	04/01/37	7	7,696
Federal National Mortgage Assoc.	5.500%	05/01/37	493	550,919
Federal National Mortgage Assoc.	5.500%	03/01/38	24	26,650
Federal National Mortgage Assoc.	5.500%	06/01/38	343	379,223
Federal National Mortgage Assoc.	5.500%	08/01/38	657	733,712
Federal National Mortgage Assoc.	5.500%	05/01/40	42	47,219
Federal National Mortgage Assoc.	5.500%	09/01/56	6,743	7,561,372
Federal National Mortgage Assoc.	6.000%	04/01/33	142	162,442
Federal National Mortgage Assoc.	6.000%	02/01/34	26	30,239
Federal National Mortgage Assoc.	6.000%	11/01/35	309	354,458

A1432

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

				Principal
	Interest		Maturity	Amount
	Rate		Date	(000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
Federal National Mortgage Assoc.	6.000%		08/01/37	614	$703,183
Federal National Mortgage Assoc.	6.000%		08/01/37	33	37,757
Federal National Mortgage Assoc.	6.000%		09/01/37	197	222,652
Federal National Mortgage Assoc.	6.500%		05/01/40	6,180	6,977,992
Federal National Mortgage Assoc.	6.625%		11/15/30	13,100	18,541,596
Federal National Mortgage Assoc.	7.000%		04/01/37	362	424,668
Federal National Mortgage Assoc.	7.000%		02/01/39	813	919,505
Federal National Mortgage Assoc.	7.000%		02/01/39	1,403	1,624,649
Financing Corp., Series 1P, Debs.	4.463%	(s)	05/11/18	1,670	1,655,378
Financing Corp., Series 12P, Debs.	3.540%	(s)	12/06/18	3,500	3,434,711
Financing Corp., Series E-P, Debs.	3.716%	(s)	11/02/18	5,800	5,706,054
Government National Mortgage Assoc., 1 Month LIBOR x Factor	2.955%	(c)	07/20/60	3,294	3,434,780
Government National Mortgage Assoc., 1 Month LIBOR x Factor	2.992%	(c)	09/20/60	4,080	4,268,106
Government National Mortgage Assoc., 1 Month LIBOR x Factor	2.928%	(c)	11/20/60	4,097	4,248,790
Government National Mortgage Assoc.	3.000%		TBA	57,600	58,400,997
Government National Mortgage Assoc.	3.500%		03/20/47	7,453	7,757,082
Government National Mortgage Assoc.	3.500%		TBA	29,300	30,409,620
Government National Mortgage Assoc.	3.500%		TBA	9,200	9,562,250
Government National Mortgage Assoc., 1 Month LIBOR x Factor	3.620%	(c)	04/20/60	4,930	5,209,761
Government National Mortgage Assoc.	4.000%		07/20/47	2,487	2,628,818
Government National Mortgage Assoc.	4.000%		08/20/47	15,266	16,151,637
Government National Mortgage Assoc.	4.000%		TBA	31,600	33,277,514
Government National Mortgage Assoc.	4.500%		01/20/40	1,009	1,088,551
Government National Mortgage Assoc.	4.500%		05/20/40	1,315	1,414,011
Government National Mortgage Assoc.	4.500%		09/20/40	21	22,729
Government National Mortgage Assoc.	4.500%		01/20/41	213	228,822
Government National Mortgage Assoc.	4.500%		07/20/41	1,493	1,604,757
Government National Mortgage Assoc.	5.000%		04/15/40	7,281	8,005,707
Government National Mortgage Assoc.	5.000%		05/15/40	405	445,585
Government National Mortgage Assoc.	5.000%		07/20/40	104	113,215
Government National Mortgage Assoc.	5.000%		07/20/40	986	1,087,630
Government National Mortgage Assoc.	5.000%		09/20/40	551	607,418
Government National Mortgage Assoc.	5.000%		11/20/40	413	452,985
Government National Mortgage Assoc.	5.500%		06/15/36	779	878,511
Government National Mortgage Assoc.	6.000%		08/20/40	72	82,567
Government National Mortgage Assoc.	6.000%		01/20/41	44	50,669
Government National Mortgage Assoc.	6.000%		04/20/41	6	6,906
Government National Mortgage Assoc.	6.000%		06/20/41	198	225,926
Government National Mortgage Assoc.	6.000%		07/20/41	92	103,862
Government National Mortgage Assoc.	6.000%		12/20/41	49	55,267
Government National Mortgage Assoc.	6.000%		02/20/42	48	55,449
Government National Mortgage Assoc.	6.500%		10/20/37	681	809,017

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $752,792,986)					757,166,188

U.S. TREASURY OBLIGATIONS — 17.7%
U.S. Treasury Bonds	2.500%		02/15/45	10,920	10,184,606
U.S. Treasury Bonds	2.500%		02/15/46	54,640	50,813,066
U.S. Treasury Bonds	2.750%		08/15/47	21,970	21,492,839
U.S. Treasury Bonds	3.000%		05/15/45	104,160	107,252,250
U.S. Treasury Bonds(a)	3.000%		02/15/47	50,380	51,822,521
U.S. Treasury Bonds	3.000%		05/15/47	6,758	6,953,876
U.S. Treasury Bonds	3.750%		11/15/43	64,830	75,992,916
U.S. Treasury Inflation Indexed Bonds, TIPS	0.125%		07/15/26	32,350	32,126,174

A1433

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)#	Value

U.S. TREASURY OBLIGATIONS (Continued)
U.S. Treasury Inflation Indexed Bonds, TIPS	0.375%	07/15/25	2,070	$2,137,061
U.S. Treasury Inflation Indexed Bonds, TIPS	0.750%	02/15/42	5,230	5,473,866
U.S. Treasury Inflation Indexed Bonds, TIPS	0.875%	02/15/47	3,030	3,028,065
U.S. Treasury Inflation Indexed Bonds, TIPS	2.125%	02/15/40	3,910	5,572,505
U.S. Treasury Inflation Indexed Bonds, TIPS	2.125%	02/15/41	2,370	3,351,917
U.S. Treasury Inflation Indexed Bonds, TIPS	2.375%	01/15/25	11,910	17,670,195
U.S. Treasury Notes	0.625%	11/30/17	1,200	1,199,078
U.S. Treasury Notes	1.375%	10/31/20	3,690	3,659,442
U.S. Treasury Notes	1.375%	04/30/21	420	414,684
U.S. Treasury Notes	1.500%	08/31/18	1,970	1,972,386
U.S. Treasury Notes	1.500%	02/28/23	3,120	3,040,294
U.S. Treasury Notes	1.750%	09/30/22	7,060	6,994,916
U.S. Treasury Notes	1.875%	04/30/22	11,630	11,619,551
U.S. Treasury Notes	1.875%	08/31/22	41,030	40,924,220
U.S. Treasury Notes	2.000%	05/31/24	3,250	3,222,832
U.S. Treasury Notes	2.125%	07/31/24	26,960	26,921,034
U.S. Treasury Notes	2.125%	09/30/24	4,460	4,448,153
U.S. Treasury Notes	2.250%	11/15/25	31,010	31,008,789
U.S. Treasury Notes	2.625%	11/15/20	11,530	11,869,144

TOTAL U.S. TREASURY OBLIGATIONS (cost $541,499,867)				541,166,380

			Shares

PREFERRED STOCK — 0.0%

Diversified Financial Services
Citigroup Capital XIII, 7.681% (cost $918,183)			34,700	963,966

TOTAL LONG-TERM INVESTMENTS (cost $3,093,494,047)				3,130,854,900

SHORT-TERM INVESTMENTS — 8.1%
AFFILIATED MUTUAL FUNDS — 8.1%
Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund(w)			176,508,801	176,508,801
Prudential Investment Portfolios 2 - Prudential Institutional Money Market Fund (cost $69,936,963; includes $69,785,307 of cash collateral for securities on loan)(b)(w)			69,929,970	69,936,963

TOTAL AFFILIATED MUTUAL FUNDS (cost $246,445,764)				246,445,764

OPTIONS PURCHASED* — 0.0%
(cost $916,442)				977,891

TOTAL SHORT-TERM INVESTMENTS (cost $247,362,206)				247,423,655

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN — 110.5% (cost $3,340,856,253)				3,378,278,555

OPTIONS WRITTEN* — (0.1)%
(premiums received $2,080,861)				(1,734,637)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN — 110.4% (cost $3,338,775,392)				3,376,543,918
Liabilities in excess of other assets(z) — (10.4)%.				(319,418,335)

NET ASSETS — 100.0%				$3,057,125,583

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.

A1434

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
^	Indicates a Level 3 security. The aggregate value of Level 3 securities is $12,885,425 and 0.4% of net assets.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $68,432,896; cash collateral of $69,785,307 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at September 30, 2017.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of September 30, 2017. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(p)	Interest rate not available as of September 30, 2017.
(r)	Less than $500 par.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund and Prudential Institutional Money Market Fund.
(z)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end, with the exception of options which are included in net assets at market value:

Exchange Traded Options - Purchased:

Description	Call/ Put	Expiration Date	Strike Price	Contracts	Notional Amount (000)#	Value
10 Year U.S. Treasury Notes Futures	Call	10/27/17	$125.50	56	56	$25,367
10 Year U.S. Treasury Notes Futures	Call	10/27/17	$125.75	56	56	19,263
20 Year U.S. Treasury Bonds Futures	Call	10/27/17	$152.50	42	42	59,051
20 Year U.S. Treasury Bonds Futures	Call	10/27/17	$153.00	91	91	100,953
20 Year U.S. Treasury Bonds Futures	Call	10/27/17	$154.00	98	98	71,969
20 Year U.S. Treasury Bonds Futures	Call	10/27/17	$155.00	42	42	19,031
20 Year U.S. Treasury Bonds Futures - Week 2	Call	10/13/17	$154.00	84	84	38,052
5 Year U.S. Treasury Notes Futures	Call	10/27/17	$117.75	146	146	29,656
10 Year U.S. Treasury Notes Futures	Put	10/27/17	$125.50	14	14	8,969
10 Year U.S. Treasury Notes Futures	Put	10/27/17	$126.00	182	182	173,469
20 Year U.S. Treasury Bonds Futures	Put	10/27/17	$152.00	58	58	51,656
5 Year U.S. Treasury Notes Futures	Put	10/27/17	$118.00	148	148	92,499
5 Year U.S. Treasury Notes Futures	Put	11/24/17	$113.25	6,474	6,474	50,581
5 Year U.S. Treasury Notes Futures	Put	11/24/17	$113.50	3,349	3,349	26,166
5 Year U.S. Treasury Notes Futures	Put	11/24/17	$113.75	2,150	2,150	16,798
Euro Futures	Put	10/06/17	1.19	24	3,000	19,499
Euro Futures	Put	10/06/17	1.20	5	625	6,313
Japanese Yen Futures	Put	10/06/17	92.00	48	60	168,599

						$977,891

Exchange Traded Options - Written:

Description	Call/ Put	Expiration Date	Strike Price	Contracts	Notional Amount (000)#	Value
5 Year U.S. Treasury Notes Futures	Call	10/27/17	$118.00	175	175	$(21,875)
5 Year U.S. Treasury Notes Futures	Call	10/27/17	$118.50	89	89	(4,172)
5 Year U.S. Treasury Notes Futures	Call	11/24/17	$118.00	146	146	(34,165)
10 Year Euro Bund Futures	Call	10/27/17	162.50	42	EUR 42	(15,388)
10 Year U.S. Treasury Notes Futures	Call	10/27/17	$126.00	84	84	(22,313)

A1435

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Description	Call/ Put	Expiration Date	Strike Price	Contracts	Notional Amount (000)#	Value
10 Year U.S. Treasury Notes Futures	Call	10/27/17	$126.50	112	112	$(19,251)
10 Year U.S. Treasury Notes Futures	Call	10/27/17	$126.75	112	112	(14,001)
10 Year U.S. Treasury Notes Futures	Call	10/27/17	$127.50	85	85	(5,313)
10 Year U.S. Treasury Notes Futures	Call	10/27/17	$128.00	14	14	(656)
10 Year U.S. Treasury Notes Futures	Call	11/24/17	$126.50	56	56	(20,125)
10 Year U.S. Treasury Notes Futures	Call	11/24/17	$128.50	72	72	(6,751)
10 Year U.S. Treasury Notes Futures	Call	11/24/17	$129.00	177	177	(13,828)
20 Year U.S. Treasury Bonds Futures	Call	10/27/17	$154.50	42	42	(23,625)
20 Year U.S. Treasury Bonds Futures	Call	10/27/17	$155.50	56	56	(21,001)
20 Year U.S. Treasury Bonds Futures	Call	10/27/17	$157.00	162	162	(27,844)
20 Year U.S. Treasury Bonds Futures	Call	10/27/17	$158.00	224	224	(24,501)
20 Year U.S. Treasury Bonds Futures	Call	11/24/17	$157.00	112	112	(54,251)
20 Year U.S. Treasury Bonds Futures - Week 2	Call	10/13/17	$155.00	56	56	(12,264)
20 Year U.S. Treasury Bonds Futures - Week 2	Call	10/13/17	$155.50	112	112	(19,264)
Canadian Dollar Futures	Call	10/06/17	82.50	129	129	(645)
Euro Futures	Call	10/06/17	1.19	73	9,125	(26,463)
Euro Futures	Call	11/03/17	1.18	47	5,875	(85,775)
Euro Futures	Call	11/03/17	1.19	24	3,000	(28,501)
Euro Futures	Call	11/03/17	1.20	237	29,625	(174,788)
Euro Futures	Call	12/08/17	1.20	94	11,750	(109,275)
5 Year U.S. Treasury Notes Futures	Put	10/27/17	$117.50	88	88	(26,813)
5 Year U.S. Treasury Notes Futures	Put	10/27/17	$117.75	148	148	(65,906)
10 Year Euro Bund Futures	Put	10/27/17	160.00	45	EUR 45	(25,529)
10 Year U.S. Treasury Notes Futures	Put	11/24/17	$124.00	72	72	(20,251)
20 Year U.S. Treasury Bonds Futures	Put	10/27/17	$153.00	43	43	(57,781)
20 Year U.S. Treasury Bonds Futures	Put	10/27/17	$154.00	42	42	(80,719)
Canadian Dollar Futures	Put	10/06/17	79.00	55	55	(825)
Euro Futures	Put	10/06/17	1.18	36	4,500	(8,551)
Japanese Yen Futures	Put	10/06/17	89.50	94	118	(69,325)
Japanese Yen Futures	Put	10/06/17	90.00	111	139	(133,201)
Japanese Yen Futures	Put	10/06/17	90.50	113	141	(194,925)
Japanese Yen Futures	Put	10/06/17	91.00	48	60	(110,401)
Japanese Yen Futures	Put	11/03/17	89.50	95	119	(154,375)

						$(1,734,637)

Futures contracts outstanding at September 30, 2017:

					Value/
Number			Value at	Current	Unrealized
of		Expiration	Trade	Notional	Appreciation
Contracts	Type	Date	Date	Amount	(Depreciation)
Long Positions:
96	90 Day Euro Dollar	Mar. 2018	$23,586,000	$23,618,400	$32,400
365	90 Day Euro Dollar	Dec. 2018	89,329,188	89,548,188	219,000
746	2 Year U.S. Treasury Notes	Dec. 2017	161,223,734	160,914,532	(309,202)
41	5 Year Euro-Bobl	Dec. 2017	6,375,464	6,356,672	(18,792)
13,846	5 Year U.S. Treasury Notes	Dec. 2017	1,637,131,814	1,626,905,000	(10,226,814)
11	10 Year U.K. Gilt	Dec. 2017	1,846,289	1,825,988	(20,301)
1,022	10 Year U.S. Treasury Notes	Dec. 2017	128,750,272	128,069,375	(680,897)
1,259	30 Year U.S. Ultra Treasury Bonds	Dec. 2017	210,453,125	207,892,375	(2,560,750)
1,011	Canadian Dollar Currency	Dec. 2017	83,054,085	81,137,805	(1,916,280)
258	Euro Currency	Dec. 2017	38,482,144	38,263,013	(219,131)
605	Euro-BTP Italian Government Bond	Dec. 2017	96,883,973	96,502,541	(381,432)
1,461	Mexican Peso	Dec. 2017	40,508,500	39,629,625	(878,875)

					(16,961,074)

A1436

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Futures contracts outstanding at September 30, 2017 (continued):

					Value/
Number			Value at	Current	Unrealized
of		Expiration	Trade	Notional	Appreciation
Contracts	Type	Date	Date	Amount	(Depreciation)
Short Positions:
5,456	90 Day Euro Dollar	Dec. 2017	$1,344,315,663	$1,343,812,800	$502,863
249	90 Day Euro Dollar	Jun. 2018	61,262,563	61,191,750	70,813
233	90 Day Euro Dollar	Sep. 2018	57,191,400	57,213,150	(21,750)
1,053	90 Day Euro Dollar	Dec. 2019	256,877,413	257,840,213	(962,800)
44	10 Year Australian Treasury Bonds	Dec. 2017	33,685,075	33,653,793	31,282
1,444	10 Year Euro-Bund	Dec. 2017	276,798,215	274,788,370	2,009,845
71	10 Year Japanese Bonds	Dec. 2017	95,465,896	94,866,474	599,422
853	10 Year U.S. Ultra U.S. Treasury Notes	Dec. 2017	115,966,738	114,581,891	1,384,847
763	20 Year U.S. Treasury Bonds	Dec. 2017	118,111,414	116,595,938	1,515,476
25	30 Year Euro Buxl	Dec. 2017	4,932,632	4,823,898	108,734
269	Australian Dollar Currency	Dec. 2017	21,433,920	21,078,840	355,080
49	British Pound Currency	Dec. 2017	4,114,163	4,115,694	(1,531)
1,358	Japanese Yen Currency	Dec. 2017	154,353,675	151,417,000	2,936,675

					8,528,956

					$(8,432,118)

Cash and foreign currency of $21,210,855 has been segregated with Goldman Sachs & Co. to cover requirements for open futures contracts at September 30, 2017.

Forward foreign currency exchange contracts outstanding at September 30, 2017:

			Notional	Value at		Unrealized
			Amount	Settlement	Current	Appreciation
Purchase Contracts	Counterparty		(000)	Date	Value	(Depreciation)
OTC forward foreign currency exchange contracts:
Brazilian Real,
Expiring 10/19/17	Citigroup Global Markets	BRL	102,321	$30,516,284	$32,213,421	$1,697,137
British Pound,
Expiring 10/19/17	Barclays Capital Group	GBP	12,883	16,713,568	17,274,641	561,073
Canadian Dollar,
Expiring 10/19/17	Barclays Capital Group	CAD	15,125	11,764,009	12,123,507	359,498
Indian Rupee,
Expiring 10/18/17	Barclays Capital Group	INR	1,592,350	24,272,888	24,315,204	42,316
Indonesian Rupiah,
Expiring 10/19/17	Citigroup Global Markets	IDR	317,076,770	23,383,243	23,499,934	116,691
Japanese Yen,
Expiring 10/19/17	Citigroup Global Markets	JPY	6,068,014	54,164,087	53,980,410	(183,677)
New Taiwanese Dollar,
Expiring 10/19/17	Citigroup Global Markets	TWD	970,800	32,228,401	32,045,950	(182,451)

				$193,042,480	$195,453,067	2,410,587

			Notional	Value at		Unrealized
			Amount	Settlement	Current	Appreciation
Sale Contracts	Counterparty		(000)	Date	Value	(Depreciation)
OTC forward foreign currency exchange contracts:
Australian Dollar,
Expiring 10/19/17	Barclays Capital Group	AUD	129	$103,075	$101,162	$1,913
British Pound,
Expiring 10/19/17	Barclays Capital Group	GBP	6,402	8,467,061	8,584,454	(117,393)
Expiring 10/19/17	Citigroup Global Markets	GBP	2,270	3,081,486	3,043,847	37,639
Chinese Renminbi,
Expiring 10/19/17	Barclays Capital Group	CNH	284,476	41,529,336	42,759,156	(1,229,820)
Expiring 10/19/17	Citigroup Global Markets	CNH	219,476	31,977,316	32,989,157	(1,011,841)
Euro,
Expiring 10/19/17	Barclays Capital Group	EUR	21,510	24,782,246	25,450,473	(668,227)
Expiring 10/19/17	Barclays Capital Group	EUR	2,750	3,254,020	3,253,783	237

A1437

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

			Notional	Value at		Unrealized
			Amount	Settlement	Current	Appreciation
Sale Contracts	Counterparty		(000)	Date	Value	(Depreciation)
OTC forward foreign currency exchange contracts (cont’d.):
Indonesian Rupiah,
Expiring 10/30/17	Citigroup Global Markets	IDR	10,008,960	$745,546	$741,089	$4,457
Mexican Peso,
Expiring 10/19/17	Barclays Capital Group	MXN	610,673	34,263,218	33,421,509	841,709
New Taiwanese Dollar,
Expiring 10/19/17	Citigroup Global Markets	TWD	970,800	31,746,239	32,045,949	(299,710)
Philippine Peso,
Expiring 10/19/17	Citigroup Global Markets	PHP	1,571,062	30,598,150	30,893,477	(295,327)

				$210,547,693	$213,284,056	(2,736,363)

						$(325,776)

Credit default swap agreements outstanding at September 30, 2017:

			Notional		Value at	Unrealized
	Termination	Fixed	Amount	Value at	September	Appreciation
Reference Entity/Obligation	Date	Rate	(000)#(3)	Trade Date	30,2017(4)	(Depreciation)
Centrally cleared credit default swaps on credit indices – Buy Protection(1):
CDX.NA.HY.29	12/20/22	5.000%(Q)	89,910	$ (6,736,580)	$ (7,190,927)	$ (454,347)

			Notional		Value at	Unrealized
	Termination	Fixed	Amount	Value at	September	Appreciation
Reference Entity/Obligation	Date	Rate	(000)#(3)	Trade Date	30, 2017(4)	(Depreciation)
Centrally cleared credit default swaps on credit indices – Sell Protection(2):
CDX.NA.IG.27	12/20/21	1.000%(Q)	51,060	$ 824,379	$ 1,174,219	$ 349,840
CDX.NA.IG.28	06/20/22	1.000%(Q)	189,990	3,349,814	4,089,147	739,333

				$ 4,174,193	$ 5,263,366	$1,089,173

The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)	The fair value of credit default swap agreements on credit indices and asset-backed securities serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, when compared to the notional amount of the swap, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

A1438

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Interest rate swap agreements outstanding at September 30, 2017:

	Notional					Value at	Unrealized
	Amount	Termination	Fixed	Floating	Value at	September 30,	Appreciation
	(000)#	Date	Rate	Rate	Trade Date	2017	(Depreciation)
Centrally cleared swap agreements:
EUR	15,079	08/23/47	1.498%(A)	6 Month	$14,631	$440,365	$425,734
				EURIBOR(1)(S)
JPY	2,200,700	05/09/46	0.641%(S)	6 Month JPY	—	1,375,129	1,375,129
				LIBOR(1)(S)
	46,910	03/29/19	1.596%(S)	3 Month	—	(36,087)	(36,087)
				LIBOR(2)(Q)
	28,720	09/28/19	1.705%(S)	3 Month	—	(11,389)	(11,389)
				LIBOR(2)(Q)
	72,840	10/17/19	1.138%(S)	3 Month	—	(701,755)	(701,755)
				LIBOR(2)(Q)
	76,600	06/14/20	1.671%(S)	3 Month	(22,076)	39,017	61,093
				LIBOR(2)(Q)
	49,060	06/13/21	1.185%(S)	3 Month	—	(1,136,533)	(1,136,533)
				LIBOR(2)(Q)
	7,950	03/31/22	2.054%(S)	3 Month	—	82,030	82,030
				LIBOR(2)(Q)
	128,800	08/31/22	1.897%(S)	3 Month	—	607,017	607,017
				LIBOR(1)(Q)
	158,348	11/30/22	1.900%(S)	3 Month	58,808	172,311	113,503
				LIBOR(1)(Q)
	121,088	05/15/23	1.266%(S)	3 Month	47,167	4,763,065	4,715,898
				LIBOR(1)(Q)
	48,940	06/13/26	1.580%(S)	3 Month	6,912	2,414,921	2,408,009
				LIBOR(1)(Q)
	72,494	11/15/43	2.474%(S)	3 Month	430,730	1,257,208	826,478
				LIBOR(1)(Q)

					$536,172	$9,265,299	$8,729,127

Cash and foreign currency of $9,101,704 has been segregated with Goldman Sachs & Co. to cover requirements for open centrally cleared swaps contracts at September 30, 2017.

(1) The Portfolio pays the fixed rate and receives the floating rate.

(2) The Portfolio pays the floating rate and receives the fixed rate.

A1439

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2017 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities
Automobiles	$—	$—	$7,810,425
Collateralized Loan Obligations	—	8,389,021	—
Home Equity Loans	—	25,908,760	—
Manufactured Housing	—	6,435,626	—
Other	—	4,797,418	—
Residential Mortgage-Backed Securities	—	13,142,003	—
Small Business Loan	—	4,830,963	—
Student Loans	—	32,732,934	5,075,000
Bank Loans	—	112,865,606	—
Commercial Mortgage-Backed Securities	—	155,069,244	—
Corporate Bonds	—	950,738,571	—
Foreign Government Bonds	—	198,841,917	—
Residential Mortgage-Backed Securities	—	304,920,878	—
U.S. Government Agency Obligations	—	757,166,188	—
U.S. Treasury Obligations	—	541,166,380	—
Preferred Stock	963,966	—	—
Affilated Mutual Funds	246,445,764	—	—
Options Purchased	977,891	—	—
Options Written	(1,734,637)	—	—
Other Financial Instruments*
Futures Contracts	(8,432,118)	—	—
OTC Forward Foreign Currency Exchange Contracts	—	(325,776)	—
Centrally Cleared Credit Default Swap Agreements	—	634,826	—
Centrally Cleared Interest Rate Swap Agreements	—	8,729,127	—

Total	$238,220,866	$3,126,043,686	$12,885,425

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts recorded at fair value.

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

A1440

AST WESTERN ASSET EMERGING MARKETS DEBT PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)#	Value

LONG-TERM INVESTMENTS — 97.2%

FOREIGN BONDS — 41.5%

Argentina — 2.3%
City of Buenos Aires Argentina, Sr. Unsec’d. Notes, 144A.	7.500%	06/01/27	440	$487,740
Pampa Energia SA, Sr. Unsec’d. Notes, 144A	7.500%	01/24/27	760	825,991
Provincia de Cordoba, Sr. Unsec’d. Notes, 144A	7.125%	06/10/21	220	236,089
Provincia de Cordoba, Sr. Unsec’d. Notes, 144A	7.450%	09/01/24	210	228,016
Provincia de Neuquen Argentina, Sr. Unsec’d. Notes, 144A.	7.500%	04/27/25	430	448,275

				2,226,111

Brazil — 5.6%
Marfrig Holdings Europe BV, Gtd. Notes, 144A	8.000%	06/08/23	280	289,646
Petrobras Global Finance BV, Gtd. Notes	4.375%	05/20/23	340	336,090
Petrobras Global Finance BV, Gtd. Notes	5.625%	05/20/43	1,320	1,178,100
Petrobras Global Finance BV, Gtd. Notes	6.750%	01/27/41	429	426,855
Petrobras Global Finance BV, Gtd. Notes	6.850%	06/05/2115	1,090	1,039,588
Petrobras Global Finance BV, Gtd. Notes	7.375%	01/17/27	200	220,200
Petrobras Global Finance BV, Gtd. Notes, 144A	5.299%	01/27/25	754	752,869
Suzano Austria GmbH, Gtd. Notes, 144A	5.750%	07/14/26	400	429,720
Suzano Trading Ltd., Gtd. Notes	5.875%	01/23/21	240	258,900
Vale Overseas Ltd., Gtd. Notes	6.875%	11/21/36	396	453,420

				5,385,388

Chile — 0.9%
Corp. Nacional del Cobre de Chile, Sr. Unsec’d. Notes, 144A.	3.000%	07/17/22	371	373,140
Empresa de Transporte de Pasajeros Metro SA, Sr. Unsec’d. Notes, 144A	5.000%	01/25/47	320	351,517
Inversiones CMPC SA, Gtd. Notes	4.500%	04/25/22	146	152,794

				877,451

China — 4.3%
Avi Funding Co. Ltd., Sr. Unsec’d. Notes, MTN, 144A	2.850%	09/16/20	540	540,592
China Overseas Finance Cayman V Ltd., Gtd. Notes	3.950%	11/15/22	630	656,001
CNOOC Curtis Funding No. 1 Pty Ltd., Gtd. Notes	4.500%	10/03/23	490	528,910
CRCC Yuxiang Ltd., Gtd. Notes	3.500%	05/16/23	300	306,527
Sinopec Group Overseas Development 2013 Ltd., Gtd. Notes	4.375%	10/17/23	220	236,634
Sinopec Group Overseas Development 2014 Ltd., Gtd. Notes, 144A	4.375%	04/10/24	1,170	1,255,953
Three Gorges Finance I Cayman Islands Ltd., Gtd. Notes	3.700%	06/10/25	200	206,582
Three Gorges Finance I Cayman Islands Ltd., Gtd. Notes, 144A	3.150%	06/02/26	430	426,207

				4,157,406

Colombia — 0.9%
Banco Bilbao Vizcaya Argentaria SA, Sub. Notes, 144A	4.875%	04/21/25	370	393,125
Ecopetrol SA, Sr. Unsec’d. Notes	5.875%	09/18/23	400	444,200

				837,325

A1441

AST WESTERN ASSET EMERGING MARKETS DEBT PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

				Principal
	Interest		Maturity	Amount
	Rate		Date	(000)#		Value

FOREIGN BONDS (Continued)

Costa Rica — 0.4%
Banco Nacional de Costa Rica, Sr. Unsec’d. Notes, 144A	5.875%		04/25/21		390	$405,007

Indonesia — 2.7%
Pelabuhan Indonesia II PT, Sr. Unsec’d. Notes, 144A	4.250%		05/05/25		460	472,411
Pelabuhan Indonesia III Persero PT, Sr. Unsec’d. Notes	4.875%		10/01/24		260	278,106
Pertamina Persero PT, Sr. Unsec’d. Notes	6.000%		05/03/42		458	516,134
Pertamina Persero PT, Sr. Unsec’d. Notes, MTN, 144A	4.300%		05/20/23		500	524,832
Perusahaan Listrik Negara PT, Sr. Unsec’d. Notes, 144A	5.500%		11/22/21		755	830,878

						2,622,361

Ireland — 0.4%
Park Aerospace Holdings Ltd., Gtd. Notes, 144A	5.250%		08/15/22		130	135,200
Park Aerospace Holdings Ltd., Gtd. Notes, 144A	5.500%		02/15/24		250	262,500

						397,700

Kazakhstan — 2.5%
KazMunayGas National Co. JSC, Sr. Unsec’d. Notes, 144A.	5.750%		04/19/47		410	403,581
KazMunayGas National Co. JSC, Sr. Unsec’d. Notes, MTN	4.400%		04/30/23		280	284,200
KazMunayGas National Co. JSC, Sr. Unsec’d. Notes, MTN	5.750%		04/30/43		1,190	1,191,714
KazTransGas JSC, Gtd. Notes, 144A	4.375%		09/26/27		480	476,400

						2,355,895

Malaysia — 0.6%
Gohl Capital Ltd., Gtd. Notes	4.250%		01/24/27		260	268,068
Petronas Capital Ltd., Gtd. Notes	5.250%		08/12/19		269	283,723

						551,791

Mexico — 8.1%
Banco Mercantil del Norte SA, Jr. Sub. Notes, 10 Year U.S. Treasury Yield Curve Rate T Note Constant Maturity, 144A	7.625%	(c)	12/31/49		460	501,860
Banco Nacional de Comercio Exterior SNC, Sr. Unsec’d. Notes, 144A	4.375%		10/14/25		395	412,775
Banco Nacional de Comercio Exterior SNC, Sub. Notes, 5 Year U.S. Treasury Yield Curve Rate T Note Constant Maturity, 144A	3.800%	(c)	08/11/26		720	720,900
Cemex SAB de CV, Sr. Sec’d. Notes, 144A	5.700%		01/11/25		200	213,200
Comision Federal de Electricidad, Sr. Unsec’d. Notes, 144A.	4.875%		01/15/24		430	461,175
Mexican Bonos, Bonds.	6.500%		06/09/22	MXN	16,680	908,066
Mexichem SAB de CV, Gtd. Notes, 144A	5.875%		09/17/44		230	238,625
Mexico City Airport Trust, Sr. Sec’d. Notes, 144A	5.500%		10/31/46		830	847,264
Petroleos Mexicanos, Gtd. Notes	4.875%		01/24/22		1,044	1,094,895
Petroleos Mexicanos, Gtd. Notes	4.875%		01/18/24		1,230	1,275,510
Petroleos Mexicanos, Gtd. Notes	5.500%		01/21/21		420	448,140
Petroleos Mexicanos, Gtd. Notes	5.500%		06/27/44		743	692,848

						7,815,258

A1442

AST WESTERN ASSET EMERGING MARKETS DEBT PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

				Principal
	Interest		Maturity	Amount
	Rate		Date	(000)#	Value

FOREIGN BONDS (Continued)

Morocco — 0.4%
OCP SA, Sr. Unsec’d. Notes, 144A	4.500%		10/22/25	360	$362,195

Peru — 2.6%
BBVA Banco Continental SA, Sub. Notes, 5 Year U.S. Treasury Yield Curve Rate T Note Constant Maturity, 144A	5.250%	(c)	09/22/29	130	140,725
Cerro del Aguila SA, Gtd. Notes, 144A	4.125%		08/16/27	200	199,260
Fondo MIVIVIENDA SA, Sr. Unsec’d. Notes, 144A	3.500%		01/31/23	450	460,800
Petroleos del Peru SA, Sr. Unsec’d. Notes, 144A	4.750%		06/19/32	900	925,560
Southern Copper Corp., Sr. Unsec’d. Notes	6.750%		04/16/40	43	52,768
Southern Copper Corp., Sr. Unsec’d. Notes	7.500%		07/27/35	150	194,583
Transportadora de Gas del Peru SA, Sr. Unsec’d. Notes, 144A	4.250%		04/30/28	470	486,450

					2,460,146

Russia — 6.4%
Evraz Group SA, Sr. Unsec’d. Notes, 144A	6.500%		04/22/20	470	499,963
Lukoil International Finance BV, Gtd. Notes	6.656%		06/07/22	426	481,379
Russian Agricultural Bank OJSC Via RSHB Capital SA, Sr. Unsec’d. Notes	5.298%		12/27/17	400	402,286
Russian Agricultural Bank OJSC Via RSHB Capital SA, Sub. Notes	8.500%		10/16/23	2,130	2,356,389
Russian Foreign Bond, Sr. Unsec’d. Notes	5.625%		04/04/42	1,200	1,332,312
Russian Foreign Bond, Sr. Unsec’d. Notes, 144A(a)	4.875%		09/16/23	1,000	1,088,960

					6,161,289

South Africa — 0.5%
Myriad International Holdings BV, Gtd. Notes, 144A	4.850%		07/06/27	200	206,800
Myriad International Holdings BV, Gtd. Notes, 144A	5.500%		07/21/25	230	250,645

					457,445

Turkey — 1.9%
Export Credit Bank of Turkey, Sr. Unsec’d. Notes, 144A	5.000%		09/23/21	350	358,182
Export Credit Bank of Turkey, Sr. Unsec’d. Notes, 144A	5.875%		04/24/19	260	269,212
TC Ziraat Bankasi A/S, Sr. Unsec’d. Notes, MTN, 144A	4.750%		04/29/21	690	698,625
TC Ziraat Bankasi A/S, Sr. Unsec’d. Notes, MTN, 144A	5.125%		05/03/22	450	457,067

					1,783,086

United Arab Emirates — 0.3%
DAE Funding LLC, Gtd. Notes, 144A	5.000%		08/01/24	250	256,250

Venezuela — 0.7%
Petroleos de Venezuela SA, Gtd. Notes	9.000%		11/17/21	1,630	668,300

TOTAL FOREIGN BONDS (cost $38,305,779)					39,780,404

A1443

AST WESTERN ASSET EMERGING MARKETS DEBT PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

				Principal
	Interest		Maturity	Amount
	Rate		Date	(000)#		Value

SOVEREIGN ISSUES — 55.4%
Argentine Bonos del Tesoro (Argentina), Bonds	22.750%		03/05/18	ARS	1,940	$110,716
Argentine Bonos del Tesoro (Argentina), Unsec’d. Notes	18.200%		10/03/21	ARS	12,410	738,037
Argentine Republic Government International Bond (Argentina), Sr. Unsec’d. Notes	2.500%	(cc)	12/31/38		2,440	1,720,200
Argentine Republic Government International Bond (Argentina), Sr. Unsec’d. Notes	7.125%		07/06/36		490	514,500
Argentine Republic Government International Bond (Argentina), Sr. Unsec’d. Notes	7.500%		04/22/26		760	854,240
Armenia International Bond (Armenia), Sr. Unsec’d. Notes	6.000%		09/30/20		300	316,799
Brazil Notas do Tesouro Nacional (Brazil), Notes	10.000%		01/01/21	BRL	3,030	990,268
Brazil Notas do Tesouro Nacional (Brazil), Notes	10.000%		01/01/23	BRL	2,840	922,085
Brazilian Government International Bond (Brazil), Sr. Unsec’d. Notes	2.625%		01/05/23		1,280	1,227,200
Colombia Government International Bond (Colombia), Sr. Unsec’d. Notes	5.000%		06/15/45		1,540	1,584,275
Costa Rica Government International Bond (Costa Rica), Sr. Unsec’d. Notes, 144A	7.000%		04/04/44		360	382,518
Croatia Government International Bond (Croatia), Sr. Unsec’d. Notes, 144A	6.625%		07/14/20		180	198,191
Dominican Republic International Bond (Dominican Republic), Sr. Unsec’d. Notes	7.500%		05/06/21		340	378,249
Dominican Republic International Bond (Dominican Republic), Sr. Unsec’d. Notes, 144A	5.500%		01/27/25		420	444,150
Dominican Republic International Bond (Dominican Republic), Sr. Unsec’d. Notes, 144A	6.850%		01/27/45		400	447,500
Ecuador Government International Bond (Ecuador), Sr. Unsec’d. Notes	7.950%		06/20/24		650	642,688
Ecuador Government International Bond (Ecuador), Sr. Unsec’d. Notes	8.750%		06/02/23		730	754,638
Ecuador Government International Bond (Ecuador), Sr. Unsec’d. Notes	10.750%		03/28/22		480	536,399
Ecuador Government International Bond (Ecuador), Sr. Unsec’d. Notes, 144A	9.650%		12/13/26		200	210,999
Egypt Government International Bond (Egypt), Sr. Unsec’d. Notes, MTN	6.125%		01/31/22		340	351,863
Egypt Government International Bond (Egypt), Sr. Unsec’d. Notes, MTN, 144A	6.125%		01/31/22		630	651,981
Egypt Government International Bond (Egypt), Sr. Unsec’d. Notes, MTN, 144A	7.500%		01/31/27		400	435,230
El Salvador Government International Bond (El Salvador), Sr. Unsec’d. Notes, 144A	6.375%		01/18/27		600	594,000
Georgia Government International Bond (Georgia), Unsec’d. Notes	6.875%		04/12/21		360	402,191
Ghana Government International Bond (Ghana), Sr. Unsec’d. Notes	7.875%		08/07/23		300	318,441
Ghana Government International Bond (Ghana), Sr. Unsec’d. Notes, 144A	9.250%		09/15/22		250	277,825
Guatemala Government Bond (Guatemala), Sr. Unsec’d. Notes, 144A	4.375%		06/05/27		200	198,000
Guatemala Government Bond (Guatemala), Sr. Unsec’d. Notes, 144A	4.500%		05/03/26		320	322,400
Honduras Government International Bond (Honduras), Sr. Unsec’d. Notes	7.500%		03/15/24		230	261,625
Honduras Government International Bond (Honduras), Sr. Unsec’d. Notes, 144A	6.250%		01/19/27		380	408,629

A1444

AST WESTERN ASSET EMERGING MARKETS DEBT PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

				Principal
	Interest		Maturity	Amount
	Rate		Date	(000)#		Value

SOVEREIGN ISSUES (Continued)
Hungary Government International Bond (Hungary), Sr. Unsec’d. Notes	5.750%		11/22/23		1,018	$1,179,648
Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes, MTN, 144A	5.875%		01/15/24		1,200	1,375,636
Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes, MTN	3.375%		04/15/23		1,290	1,311,543
Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes, MTN	3.750%		04/25/22		270	280,162
Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes, MTN	4.625%		04/15/43		220	227,204
Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes, MTN	5.250%		01/17/42		2,411	2,688,728
Ivory Coast Government International Bond (Ivory Coast), Sr. Unsec’d. Notes	5.750%	(cc)	12/31/32		193	189,252
Ivory Coast Government International Bond (Ivory Coast), Sr. Unsec’d. Notes, 144A	6.125%		06/15/33		410	402,691
Jamaica Government International Bond (Jamaica), Sr. Unsec’d. Notes	6.750%		04/28/28		290	334,225
Jamaica Government International Bond (Jamaica), Sr. Unsec’d. Notes	8.000%		03/15/39		220	272,250
Jordan Government International Bond (Jordan), Sr. Unsec’d. Notes, 144A	5.750%		01/31/27		310	303,979
Jordan Government International Bond (Jordan), Sr. Unsec’d. Notes, 144A	6.125%		01/29/26		200	202,300
Kazakhstan Government International Bond (Kazakhstan), Sr. Unsec’d. Notes	3.875%		10/14/24		1,140	1,171,019
Kuwait International Government Bond (Kuwait), Sr. Unsec’d. Notes, 144A	3.500%		03/20/27		260	267,410
Lebanon Government International Bond (Lebanon), Sr. Unsec’d. Notes, GMTN	6.250%		11/04/24		1,450	1,421,133
Mexico Government International Bond (Mexico), Sr. Unsec’d. Notes	4.600%		01/23/46		3,367	3,400,670
Nigeria Government International Bond (Nigeria), Sr. Unsec’d. Notes, 144A	7.875%		02/16/32		530	579,025
Panama Government International Bond (Panama), Sr. Unsec’d. Notes	6.700%		01/26/36		17	22,483
Paraguay Government International Bond (Paraguay), Sr. Unsec’d. Notes, 144A	5.000%		04/15/26		300	320,250
Peruvian Government International Bond (Peru), Sr. Unsec’d. Notes	5.625%		11/18/50		718	906,475
Peruvian Government International Bond (Peru), Sr. Unsec’d. Notes	7.125%		03/30/19		228	246,924
Philippine Government International Bond (Philippines), Sr. Unsec’d. Notes	3.700%		03/01/41		550	549,378
Philippine Government International Bond (Philippines), Sr. Unsec’d. Notes	5.000%		01/13/37		730	861,953
Poland Government International Bond (Poland), Sr. Unsec’d. Notes	5.000%		03/23/22		830	917,225
Provincia de Buenos Aires (Argentina), Sr. Unsec’d. Notes, 144A	9.125%		03/16/24		600	689,999
Republic of Belarus International Bond (Belarus), Sr. Unsec’d. Notes, 144A	6.875%		02/28/23		230	247,193
Romanian Government International Bond (Romania), Sr. Unsec’d. Notes, MTN	4.875%		01/22/24		670	738,809
Russian Federal Bond (Russia), Bonds	7.050%		01/19/28	RUB	34,316	578,730
Russian Federal Bond (Russia), Bonds	7.600%		07/20/22	RUB	85,500	1,494,209
Senegal Government International Bond (Senegal), Unsec’d. Notes, 144A	6.250%		05/23/33		450	462,731

A1445

AST WESTERN ASSET EMERGING MARKETS DEBT PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN ISSUES (Continued)
South Africa Government International Bond (South Africa), Sr. Unsec’d. Notes	4.875%	04/14/26		730	$736,167
Sri Lanka Government International Bond (Sri Lanka), Sr. Unsec’d. Notes	5.875%	07/25/22		720	766,852
Sri Lanka Government International Bond (Sri Lanka), Sr. Unsec’d. Notes	6.250%	07/27/21		380	408,556
Sri Lanka Government International Bond (Sri Lanka), Sr. Unsec’d. Notes, 144A	6.200%	05/11/27		420	440,603
Turkey Government Bond (Turkey), Bonds	7.400%	02/05/20	TRY	1,810	467,493
Turkey Government International Bond (Turkey), Sr. Unsec’d. Notes	3.250%	03/23/23		1,510	1,435,666
Turkey Government International Bond (Turkey), Sr. Unsec’d. Notes	4.250%	04/14/26		470	451,510
Turkey Government International Bond (Turkey), Sr. Unsec’d. Notes	5.750%	05/11/47		1,200	1,179,695
Turkey Government International Bond (Turkey), Sr. Unsec’d. Notes	6.000%	03/25/27		200	214,688
Turkey Government International Bond (Turkey), Sr. Unsec’d. Notes	6.750%	05/30/40		831	923,085
Ukraine Government International Bond (Ukraine), Sr. Unsec’d. Notes, 144A	7.375%	09/25/32		1,300	1,265,875
Ukraine Government International Bond (Ukraine), Sr. Unsec’d. Notes, 144A	7.750%	09/01/20		550	583,000
Uruguay Government International Bond (Uruguay), Sr. Unsec’d. Notes	4.375%	10/27/27		100	107,228
Uruguay Government International Bond (Uruguay), Sr. Unsec’d. Notes	5.100%	06/18/50		440	464,200
Uruguay Government International Bond (Uruguay), Sr. Unsec’d. Notes, 144A	8.500%	03/15/28	UYU	8,000	284,739
Uruguay Government International Bond (Uruguay), Sr. Unsec’d. Notes, 144A	9.875%	06/20/22	UYU	12,510	465,995
Venezuela Government International Bond (Venezuela), Sr. Unsec’d. Notes	7.750%	10/13/19		1,722	770,595
Venezuela Government International Bond (Venezuela), Sr. Unsec’d. Notes	9.250%	09/15/27		2,696	1,064,920
Vietnam Government International Bond (Vietnam), Sr. Unsec’d. Notes	6.750%	01/29/20		270	294,810

TOTAL SOVEREIGN ISSUES (cost $53,609,439)					53,164,748

			Shares

COMMON STOCK — 0.3%

Oil, Gas & Consumable Fuels
Frontera Energy Corp. (Colombia)* (cost $267,668)				7,641	267,435

TOTAL LONG-TERM INVESTMENTS (cost $92,182,886)					93,212,587

A1446

AST WESTERN ASSET EMERGING MARKETS DEBT PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

	Shares	Value
SHORT-TERM INVESTMENTS — 2.0%

AFFILIATED MUTUAL FUNDS
Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund(w)	1,208,845	$1,208,845
Prudential Investment Portfolios 2 - Prudential Institutional Money Market Fund (cost $717,075; includes $716,305 of cash collateral for securities on loan)(b)(w)	717,003	717,075

TOTAL SHORT-TERM INVESTMENTS (cost $1,925,920)		1,925,920

TOTAL INVESTMENTS — 99.2% (cost $94,108,806)		95,138,507
Other assets in excess of liabilities(z) — 0.8%		749,674

NET ASSETS — 100.0%		$95,888,181

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $701,897; cash collateral of $716,305 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment. (c) Variable rate instrument. The interest rate shown reflects the rate in effect at September 30, 2017.

(cc)	Variable rate instrument. The rate shown is based on the latest available information as of September 30, 2017. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund and Prudential Institutional Money Market Fund.

(z)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts outstanding at September 30, 2017:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Position:
8	10 Year U.S. Treasury Notes	Dec. 2017	$1,011,443	$1,002,500	$(8,943)

Cash of $12,999 has been segregated with Goldman Sachs & Co. to cover requirements for open futures contracts as of September 30, 2017.

Forward foreign currency exchange contracts outstanding at September 30, 2017:

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts:
Indian Rupee,
Expiring 10/16/17	JPMorgan Chase	INR	33,054	$505,255	$504,868	$(387)
Expiring 10/16/17	JPMorgan Chase	INR	27,244	423,109	416,128	(6,981)
Indonesian Rupiah,
Expiring 01/16/18	Bank of America	IDR	12,186,961	901,402	895,903	(5,499)

				$1,829,766	$1,816,899	(12,867)

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts:
Philippine Peso,
Expiring 10/16/17	Citigroup Global Markets	PHP	48,489	$938,433	$953,642	$(15,209)

A1447

AST WESTERN ASSET EMERGING MARKETS DEBT PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Forward foreign currency exchange contracts outstanding at September 30, 2017 (continued):

			Notional	Value at		Unrealized Appreciation (Depreciation)
			Amount	Settlement	Current
Sale Contracts	Counterparty		(000)	Date	Value
OTC forward foreign currency exchange contracts (cont’d.):
Saudi Arabian Riyal,
Expiring 04/16/18	Bank of America	SAR	12,403	$3,290,881	$3,302,031	$(11,150)

				$4,229,314	$4,255,673	(26,359)

						$(39,226)

Credit default swap agreement outstanding at September 30, 2017:

					Implied Credit		Upfront
				Notional	Spread at		Premiums	Unrealized
Reference	Termination	Fixed		Amount	September	Fair	Paid	Appreciation
Entity/Obligation	Date	Rate		(000)#(3)	30, 2017(5)	Value	(Received)	(Depreciation)	Counterparty
OTC credit default swap on corporate and/or sovereign issues – Buy Protection(1):
Republic of Korea	06/20/22	1.000	%(Q)	3,500	0.707%	$(44,799)	$(100,334)	$ 55,535	Barclays Capital Group

The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)	The fair value of credit default swap agreements on credit indices and asset-backed securities serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, when compared to the notional amount of the swap, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

A1448

AST WESTERN ASSET EMERGING MARKETS DEBT PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2017 (unaudited)

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2017 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Foreign Bonds
Argentina	$—	$2,226,111	$—
Brazil	—	5,385,388	—
Chile	—	877,451	—
China	—	4,157,406	—
Colombia	—	837,325	—
Costa Rica	—	405,007	—
Indonesia	—	2,622,361	—
Ireland	—	397,700	—
Kazakhstan	—	2,355,895	—
Malaysia	—	551,791	—
Mexico	—	7,815,258	—
Morocco	—	362,195	—
Peru	—	2,460,146	—
Russia	—	6,161,289	—
South Africa	—	457,445	—
Turkey	—	1,783,086	—
United Arab Emirates	—	256,250	—
Venezuela	—	668,300	—
Sovereign Issues	—	53,164,748	—
Common Stock	267,435	—	—
Affiliated Mutual Funds	1,925,920	—	—
Other Financial Instruments*
Futures Contracts	(8,943)	—	—
OTC Forward Foreign Currency Exchange Contracts	—	(39,226)	—
OTC Credit Default Swap Agreement	—	(44,799)	—

Total	$2,184,412	$92,861,127	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

Investment Allocation:

The investment allocation of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of September 30, 2017 were as follows:

Sovereign Issues	55.4%
Foreign Bonds	41.5

Affiliated Mutual Funds (0.7% represents investments purchased with collateral from securities on loan)	2.0%
Common Stock	0.3

99.2
Other assets in excess of liabilities	0.8

100.0%

A1449

Notes to Schedules of Investments (unaudited)

Securities Valuation: Each Portfolio holds securities and other assets and liabilities that are fair valued at the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Trustees (the “Board”) has adopted valuation procedures for security valuation under which fair valuation responsibilities have been delegated to AST Investment Services, Inc. and PGIM Investments LLC (“PGIM Investments”) (formerly known as Prudential Investments LLC), the co-managers of the Trust (together the “Investment Manager”). Under the current valuation procedures, the Valuation Committee is responsible for supervising the valuation of portfolio securities and other assets and liabilities. The valuation procedures permit a Portfolio to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly scheduled quarterly meeting.

Various inputs determine how each Portfolio’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments.

Common and preferred stocks, exchange-traded funds, and derivative instruments, such as futures or options, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Foreign equities traded on foreign securities exchanges are generally valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy. The models generate an evaluated adjustment factor for each security, which is applied to the local closing price to adjust it for post closing market movements. Utilizing that evaluated adjustment factor, the vendor provides an evaluated price for each security. If the vendor does not provide an evaluated price, securities are valued in accordance with exchange-traded common and preferred stock valuation policies discussed above.

Participatory notes (“P-notes”) are generally valued based upon the value of a related underlying security that trades actively in the market and are classified as Level 2 in the fair value hierarchy.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation..

Fixed income securities traded in the OTC market are generally classified as Level 2 in the fair value hierarchy. Such fixed income securities are typically valued using the market approach which generally involves obtaining data from an approved independent third-party vendor source. The Portfolios utilize the market approach as the primary method to value securities when market prices of identical or comparable instruments are available. The third-party vendors’ valuation techniques used to derive the evaluated bid price are based on evaluating observable inputs, including but not limited to, yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations and reported trades. Certain Level 3 securities are also valued using the market approach when obtaining a single broker quote or when utilizing recent transaction prices for identical or comparable securities. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

Bank loans are generally valued at prices provided by approved independent pricing vendors. The pricing vendors utilize broker/dealer quotations and provide prices based on the average of such quotations. Bank loans valued using such vendor prices are generally classified as Level 2 in the fair value hierarchy. Bank loans valued based on a single broker quote or at the original transaction price are classified as Level 3 in the fair value hierarchy.

Money Market Portfolio securities of sufficient credit quality are valued using amortized cost method which approximates fair value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. These securities are categorized as Level 2 in the fair value hierarchy.

B1450

OTC derivative instruments are generally classified as Level 2 in the fair value hierarchy. Such derivative instruments are typically valued using the market approach and/or income approach which generally involves obtaining data from an approved independent third-party vendor source. The Portfolios utilize the market approach when quoted prices in broker-dealer markets are available but also include consideration of alternative valuation approaches, including the income approach. In the absence of reliable market quotations, the income approach is typically utilized for purposes of valuing OTC derivatives such as interest rate swaps based on a discounted cash flow analysis whereby the value of the instrument is equal to the present value of its future cash inflows or outflows. Such analysis includes projecting future cash flows and determining the discount rate (including the present value factors that affect the discount rate) used to discount the future cash flows. In addition, the third-party vendors’ valuation techniques used to derive the evaluated OTC derivative price is based on evaluating observable inputs, including but not limited to, underlying asset prices, indices, spreads, interest rates and exchange rates. Certain OTC derivatives may be classified as Level 3 when valued using the market approach by obtaining a single broker quote or when utilizing unobservable inputs in the income approach. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are generally valued at the daily settlement price determined by the respective exchange. These securities are classified as Level 2 in the fair value hierarchy, as the daily settlement price is not public.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment manager regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Certain Portfolios may invest their overnight sweep cash in the Prudential Core Ultra Short Bond Fund and their securities lending cash collateral in the Prudential Institutional Money Market Fund, each a series of the Prudential Investment Portfolios 2, registered under the Investment Company Act of 1940 (“1940 Act”), as amended, and managed by PGIM Investments. Certain Portfolios may also invest in the Prudential Core Short-Term Bond Fund, pursuant to an exemptive order received from the Securities and Exchange Commission, a series of the Prudential Investment Portfolio 2, registered under the 1940 Act and managed by PGIM Investments.

Each Portfolio may hold up to 15% of its net assets (the Money Market Portfolio may invest up to 5% of its net assets) in illiquid securities, including those that are restricted as to disposition under securities law (“restricted securities”). Restricted securities are valued pursuant to the valuation procedures noted above.

Repurchase Agreements: In connection with transactions in repurchase agreements with United States financial institutions, it is each Portfolio’s policy that its custodian or designated subcustodians under triparty repurchase agreements, as the case may be, take possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transactions, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines or, if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Portfolio may be delayed or limited.

Other information regarding the Trust is available in the Portfolios’ most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov)

B1451

Glossary:

The following abbreviations are used in the quarterly schedule of portfolio holdings:

Currency:		OTC	Over-the-counter
AED	Emirati Dirham	RTS	Russian Trading System
ARS	Argentine Peso	SGMX	Sigma X MTF
AUD	Australian Dollar	SGX	Singapore Exchange
BRL	Brazilian Real	SWX	SIX Swiss Exchange
CAD	Canadian Dollar	TASE	Tel Aviv Stock Exchange
CHF	Swiss Franc	TSX	Toronto Stock Exchange
CLP	Chilean Peso	XBRN	Berne Stock Exchange
CNH	Chinese Renminbi	XEQT	Equiduct Stock Exchange
CNY	Chinese Yuan Renminbi	XHKG	Hong Kong Stock Exchange
COP	Columbian Peso	XJSE	Johannesburg Stock Exchange
CZK	Czech Koruna	XLON	London Stock Exchange
DOP	Dominican Peso	XNGS	NASDAQ Global Select Market
DKK	Danish Krone	XPAR	Paris Stock Exchange
EGP	Egyptian Pound	XTSE	Toronto Stock Exchange
EUR	Euro	Index:
GBP	British Pound	ABX	Asset-Backed Securities Index
HKD	Hong Kong Dollar	BCMSELEV	Global Elevators Index
HUF	Hungarian Forint	BCOM	Bloomberg Commodity Index
IDR	Indonesian Rupiah	BCOMTR	Bloomberg Commodity Index Total Return
ILS	Israeli Shekel	BIST	Borsa Istanbul Index
INR	Indian Rupee	BNPBIRON	BNP Iron Ore Miners
ITL	Italian Lira	BTP	Buoni del Tesoro Poliennali
JPY	Japanese Yen	Bovespa	Sao Paulo Se Bovespa Index
KRW	South Korean Won	CAC40	French Stock Index
MXN	Mexican Peso	CDX	Credit Derivative Index
MYR	Malaysian Ringgit	CGCBMCYC	Citi U.S. Cyclicals
NOK	Norwegian Krone	CGCBMED3	U.S. Media Index
NZD	New Zealand Dollar	CMBX	Commercial Mortgage-Backed Index
PEN	Peruvian Nuevo Sol	CNX	CNX Nifty Index
PHP	Philippine Peso	CPI	Consumer Price Index
PLN	Polish Zloty	DAX	German Stock Index
RON	Romanian Leu	DIP	Debtor-in-Possession
RUB	Russian Ruble	EURMARGIN	European Refined Margin
SAR	Saudi Arabian Riyal	GOLDLNPM	LBMA Gold Price PM USD Index
SEK	Swedish Krona	GSCBMS5S	GS U.S. Staples Index
SGD	Singapore Dollar	GSCI	Goldman Sachs Commodity Index
THB	Thai Baht	GSGLAER2	Developed Market Aerospace Equipment Index
TRY	Turkish Lira	GSGLMCPM	GS Global Copper Miners
TWD	New Taiwanese Dollar	GSMSLIFT	GS Global Elevators
USD	United States Dollar	HICP	Harmonised Index of Consumer Prices
UYU	Uruguayan Peso	HSCEI	Hang Seng China Enterprises Index
ZAR	South African Rand	JPEBMCO2	European Staples Index
Exchange:		JPCMMGR2	JP U.S. Growth Index
AEX	Amsterdam Stock Exchange	JPCMMVL2	JP U.S. Value Index
ASX	Australian Securities Exchange	JPGMIRON	JP Global Iron Ore Miners Index
BATS	Better Alternative Trading System Exchange	JPGMMLUX	Luxury Goods Index
BVC	Colombian Securities Exchange	IBEX	Spanish Stock Index
CBOE	Chicago Board Options Exchange	iBoxx	Bond Market Indices
CHI-X	European Equity Exchange	iTraxx	International Credit Derivative Index
FTSE	Financial Times Stock Exchange	IXRTR	Consumer Staples Select Sector SPDR Fund
JSE	Johannesburg Stock Exchange	KOSPI	Korean Stock Exchange Index
LMA	Lima Stock Exchange	MIB	Milano Italia Borsa
LME	London Metal Exchange	MEX	Mexican Stock Exchange Mexican Bolsa IPC Index
MICEX	Moscow Interbank Currency Exchange	MLMIREI2	U.S. REITs Index
NASDAQ GS	National Association for Securities Dealers Automated	NDDLSZ	MSCI Switzerland Net Return Index
	Quotations Global Select Market	NIKKEI	Japanese Stock Market Index
NYMEX	New York Mercantile Exchange	QMTF	Quote Multilateral Trading Facility
NYSE	New York Stock Exchange
OMXS30	Stockholm Stock Exchange

B1452

RMS G	MSCI US REIT Index	IO	Interest Only
SET	Stock Exchange of Thailand SET Index	JIBAR	Johannesburg Interbank Agreed Rate
SPI	Swiss Performance Index	JSFC	Joint Stock Financial Corporation
SPTRSGX	S&P 500 Growth Index	KWCDC	Korean Won Certificate of Deposit
STOXX	Stock Index of the Eurozone	L1	Level 1
S5CPGS	Barclays U.S Capital Goods Index	L2	Level 2
TAIEX	Taiwan Stock Exchange Index	L3	Level 3
TOPIX	Tokyo Stock Price Index	LIBOR	London Interbank Offered Rate
UKRPI	United Kingdom Retail Price Index	LLS	Light Louisiana Sweet
WIG 20	Warsaw Stock Exchange	MLP	Master Limited Partnership
Other:	Annual payment frequency for swaps	MSCI	Morgan Stanley Capital International
144A	Security was purchased pursuant to Rule 144A under	MTN	Medium Term Note
	the Securities Act of 1933 and may not be resold	NSA	Non-Seasonally Adjusted
	subject to that rule except to qualified institutional	NASDAQ	National Association of Securities Dealers Automated
	buyers. Unless otherwise noted, 144A securities are		Quotations
	deemed to be liquid.	NFIX3FRA	New Zealand Bank Bill 3 Month Forward Rate
A	Annual payment frequency for swaps		Agreement
M	Monthly payment frequency for swaps	NIBOR	Norwegian Interbank Offered Rate
Q	Quarterly payment frequency for swaps	NVDR	Non-voting Depositary Receipt
S	Semiannual payment frequency for swaps	OAT	Obligations Assimilables du Tresor
T	Swap payment upon termination	OJSC	Open Joint-Stock Company
ABS	Asset-Backed Security	OPIS	Oil Price Information Service
ADR	American Depositary Receipt	PIK	Payment-in-Kind
ADS	American Depositary Security	PJSC	Public Joint-Stock Company
AID	Agency for International Development	PO	Principal Only
ASX	Australian Securities Exchange	PRFC	Preference Shares
BABs	Build America Bonds	PRI	Pimary Rate Interface
BBSW	Australian Bank Bill Swap Reference Rate	PRIBOR	Prague Interbank Offered Rate
BBA	British Bankers Association	PQSC	Private Qatar Stock Company
BDR	Brazilian Depositary Receipt	QMTF	Quote Multilateral Trading Facility
BKNT	Bank Notes	RBOB	Reformulated Gasoline Blendstock for Oxygen Blending
Bobl	Bundesobligationen-German Federal Obligations	REIT(s)	Real Estate Investment Trust(s)
bps	Basis Points	REMICS	Real Estate Mortgage Investment Conduit Security
CAS	Connecticut Avenue Securities	RTS	Russian Trading System
CDI	CHESS Depositary Interest	S&P	Standard & Poor
CDO	Collateralized Debt Obligation	SDR	Sweden Depositary Receipt
CDOR	Canadian Dealer Offered Rate	SLM	Student Loan Mortgage
CLO	Collateralized Loan Obligation	SMB	Sallie Mae Bank
CMBS	Commercial Mortgage-Backed Security	SONIA	Sterling Overnight Index Average
CMT	Constant Maturity Treasury	SPDR	Standard & Poor’s Depository Receipts
COOIS	Colombia Overnight Interbank Reference Rate	STACR	Structured Agency Credit Risk
CVA	Certificate Van Aandelen (Bearer)	STIBOR	Stockholm Interbank Offered Rate
CVR	Contingent Value Rights	STRIPS	Separate Trading of Registered Interest and Principal of
CVT	Convertible Security		Securities
EAFE	Europe, Australia, Far East	TBA	To Be Announced
EMTN	Euro Medium Term Note	TIPS	Treasury Inflation Protected Securities
EONIA	Euro Overnight Index Average	TRAs	Tax Receivable Agreements
ETF	Exchange Traded Fund	ULSD	Ultra-Low Sulfur Diesel
EURIBOR	Euro Interbank Offered Rate	USAID	United States Agency for International Development
EURSIMP	Weighted Basket of Refined Products	USB3MTA	United States Auction Results 3 Month Treasury Bill
FHLMC	Federal Home Loan Mortgage Corporation		High Discount
FNMA	Federal National Mortgage Association	USOIS	United States Overnight Index Swap
FREMF	Freddie Mac Mortgage Trust	UTS	Unit Trust Security
GDR	Global Depositary Receipt	WIBOR	Warsaw Interbank Offered Rate
GMAC	General Motors Acceptance Corporation	WTI	West Texas Intermediate
GMTN	Global Medium Term Note
GNMA	Government National Mortgage Association
GO	General Obligation
HIBOR	Hong Kong Interbank Offered Rate

B1453

Item 2.  Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.  Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Advanced Series Trust

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date     November 20, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Timothy S. Cronin
Timothy S. Cronin
President and Principal Executive Officer

Date     November 20, 2017

By (Signature and Title)*	/s/ M. Sadiq Peshimam
M. Sadiq Peshimam
Treasurer and Principal Financial and Accounting Officer

Date     November 20, 2017

*	Print the name and title of each signing officer under his or her signature.